LEI Nº 15.346, DE 14 DE JANEIRO DE 2026

Mensagem de veto

Estima a receita e fixa a despesa da União para o exercício financeiro de 2026.

O PRESIDENTE DA REPÚBLICA Faço saber que o Congresso Nacional decreta e eu sanciono a seguinte Lei:

CAPÍTULO I

DISPOSIÇÕES PRELIMINARES

Art. 1º Esta Lei estima a receita da União para o exercício financeiro de 2026 no montante de R$ 6.542.612.741.768,00 (seis trilhões, quinhentos e quarenta e dois bilhões, seiscentos e doze milhões, setecentos e quarenta e um mil e setecentos e sessenta e oito reais) e fixa a despesa em igual valor, compreendidos, nos termos do disposto no art. 165, § 5º, da Constituição:

I - o Orçamento Fiscal referente aos Poderes da União, aos seus fundos e aos órgãos e às entidades da administração pública federal direta e indireta, incluídas as fundações instituídas e mantidas pelo Poder Público;

II - o Orçamento da Seguridade Social, abrangidos todos os órgãos e as entidades a ela vinculados e da administração pública federal direta e indireta e os fundos e as fundações instituídos e mantidos pelo Poder Público; e

III - o Orçamento de Investimento das empresas em que a União, direta ou indiretamente, detenha a maioria do capital social com direito a voto.

CAPÍTULO II

DOS ORÇAMENTOS FISCAL E DA SEGURIDADE SOCIAL

Seção I

Da estimativa da receita

Art. 2º A receita total estimada nos Orçamentos Fiscal e da Seguridade Social é de R$ 6.344.718.539.207,00 (seis trilhões, trezentos e quarenta e quatro bilhões, setecentos e dezoito milhões, quinhentos e trinta e nove mil e duzentos e sete reais), incluída aquela proveniente da emissão de títulos destinada ao Refinanciamento da Dívida Pública Federal, interna e externa, em observância ao disposto no art. 5º, § 2º, da Lei Complementar nº 101, de 4 de maio de 2000, na forma detalhada nos Anexos a que se refere o art. 9º, *caput*, incisos I e IX, desta Lei e assim distribuída:

I - Orçamento Fiscal - R$ 2.925.343.059.882,00 (dois trilhões, novecentos e vinte e cinco bilhões, trezentos e quarenta e três milhões, cinquenta e nove mil e oitocentos e oitenta e dois reais), excluída a receita de que trata o inciso III;

II - Orçamento da Seguridade Social - R$ 1.596.403.311.848,00 (um trilhão, quinhentos e noventa e seis bilhões, quatrocentos e três milhões, trezentos e onze mil e oitocentos e quarenta e oito reais); e

III - Refinanciamento da Dívida Pública Federal - R$ 1.822.972.167.477,00 (um trilhão, oitocentos e vinte e dois bilhões, novecentos e setenta e dois milhões, cento e sessenta e sete mil e quatrocentos e setenta e sete reais), constantes do Orçamento Fiscal.

Parágrafo único. O valor a que se refere o inciso I do *caput* inclui, com fundamento no disposto na Lei de Diretrizes Orçamentárias para 2026, R$ 288.095.342.537,00 (duzentos e oitenta e oito bilhões, noventa e cinco milhões, trezentos e quarenta e dois mil e quinhentos e trinta e sete reais) referentes a operações de crédito cuja realização depende da aprovação de projeto de lei de crédito suplementar por maioria absoluta do Congresso Nacional, observado o disposto no art. 167, *caput*, inciso III, da Constituição, ressalvado o disposto no art. 3º, § 3º, incisos I e II, e no art. 8º, § 1º, inciso II, desta Lei.

Seção II

Da fixação da despesa

Art. 3º A despesa total fixada nos Orçamentos Fiscal e da Seguridade Social é de R$ 6.344.718.539.207,00 (seis trilhões, trezentos e quarenta e quatro bilhões, setecentos e dezoito milhões, quinhentos e trinta e nove mil e duzentos e sete reais), incluída aquela relativa ao Refinanciamento da Dívida Pública Federal, interna e externa, em observância ao disposto no art. 5º, § 2º, da Lei Complementar nº 101, de 4 de maio de 2000, na forma detalhada entre os órgãos orçamentários no Anexo II a esta Lei e assim distribuída:

I - Orçamento Fiscal - R$ 2.543.204.954.681,00 (dois trilhões, quinhentos e quarenta e três bilhões, duzentos e quatro milhões, novecentos e cinquenta e quatro mil e seiscentos e oitenta e um reais), excluída a despesa de que trata o inciso III;

II - Orçamento da Seguridade Social - R$ 1.978.541.417.049,00 (um trilhão novecentos e setenta e oito bilhões, quinhentos e quarenta e um milhões, quatrocentos e dezessete mil e quarenta e nove reais); e

III - Refinanciamento da Dívida Pública Federal - R$ 1.822.972.167.477,00 (um trilhão, oitocentos e vinte e dois bilhões, novecentos e setenta e dois milhões, cento e sessenta e sete mil e quatrocentos e setenta e sete reais), constantes do Orçamento Fiscal.

§ 1º Do montante fixado no inciso II do *caput* a parcela de R$ 382.138.105.201,00 (trezentos e oitenta e dois bilhões, cento e trinta e oito milhões, cento e cinco mil e duzentos e um reais) será custeada com recursos do Orçamento Fiscal.

§ 2º O valor a que se refere o inciso II do *caput* inclui R$ 288.095.342.537,00 (duzentos e oitenta e oito bilhões, noventa e cinco milhões, trezentos e quarenta e dois mil e quinhentos e trinta e sete reais) referente a despesas que, com fundamento no disposto na Lei de Diretrizes Orçamentárias para 2026, deverão ser financiadas por operações de crédito cuja realização depende da aprovação de projeto de lei de crédito suplementar por maioria absoluta do Congresso Nacional, observado o disposto no art. 167, *caput*, inciso III, da Constituição, ressalvado o disposto no § 3º.

§ 3º As dotações de que trata o § 2º somente poderão ser executadas após a substituição da fonte de recursos condicionada de operações de crédito:

I - por outras fontes, nos termos do disposto na Lei de Diretrizes Orçamentárias para 2026;

II - por fonte de operação de crédito definitiva, caso o cumprimento do disposto no art. 167, *caput*, inciso III, da Constituição seja suspenso na forma prevista na Emenda à Constituição nº 106, de 7 de maio de 2020, observado o disposto na Lei de Diretrizes Orçamentárias para 2026; e

III - pela fonte de operação de crédito definitiva, por meio da aprovação de projeto de lei de crédito suplementar por maioria absoluta do Congresso Nacional, observado o disposto no art. 167, *caput*, inciso III, da Constituição.

Seção III

Da autorização para a abertura de créditos suplementares

Art. 4º A abertura de créditos suplementares para o aumento de dotações dos subtítulos integrantes desta Lei não poderá resultar no cancelamento de dotações incluídas ou acrescidas por emendas individuais e coletivas, classificadas com “RP 6”, “RP 7” e “RP 8”, ressalvado o disposto nos §§ 9º e 10 deste artigo, e deverá:

I - ser compatível com a obtenção da meta de resultado primário estabelecida na Lei de Diretrizes Orçamentárias para 2026 e com os limites individualizados a que se refere o art. 3º, caput, incisos I a V, da Lei Complementar nº 200, de 30 de agosto de 2023; e

II - observar o disposto no art. 8º, parágrafo único, da Lei Complementar nº 101, de 4 de maio de 2000.

§ 1º Fica autorizada a abertura de créditos suplementares para o aumento de dotações dos subtítulos integrantes desta Lei, consideradas as alterações de seus detalhamentos efetuadas com fundamento na lei de diretrizes orçamentárias, por meio da utilização dos recursos indicados no § 2º, relativos às seguintes despesas:

I - despesas primárias obrigatórias (RP 1);

II - despesas financeiras (RP 0) com:

a) serviço da dívida pública federal;

b) transferências aos fundos constitucionais de financiamento do Norte, do Nordeste e do Centro-Oeste, observado o disposto na Lei nº 7.827, de 27 de setembro de 1989;

c) contribuição da União e de suas autarquias e fundações para o custeio do regime de previdência dos servidores públicos federais;

d) constituição de reserva de contingência financeira, quando for necessária a redução do total de despesas sujeitas aos limites individualizados de que trata o inciso I do *caput*; e

e) as ações:

1. “00XC - Aporte de Recursos para Implementação do Comitê Gestor do Imposto sobre Bens e Serviços - CGIBS (Lei Complementar nº 214, de 16 de janeiro de 2025)”;

2. “00XB - Transferência ao Fundo de Compensação de Benefícios Fiscais ou Financeiro-Fiscais - FCBF (art. 12, § 1º, da Emenda à Constituição nº 132, de 20 de dezembro de 2023)”; e

3. “00XF - Financiamento de Operações de Crédito Reembolsável no âmbito do Programa Minha Casa, Minha Vida (Lei nº 12.351, de 22 de dezembro de 2010)”;

III - despesas primárias discricionárias:

a) com operações de garantia da lei e da ordem, acolhimento humanitário e interiorização de migrantes em situação de vulnerabilidade e fortalecimento do controle de fronteiras, no âmbito do Ministério da Defesa;

b) com a subfunção defesa civil;

c) com as ações:

1. “099F - Concessão de Subvenção Econômica ao Prêmio do Seguro Rural (Lei nº 10.823, de 19 de dezembro de 2003)”;

2. “2130 - Formação de Estoques Públicos - AGF”;

3. “0027 - Pagamentos no âmbito do Seguro de Crédito à Exportação”;

4. “00GW - Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos da Agricultura Familiar (Lei nº 8.427, de 27 de maio de 1992)”;

5. “0299 - Subvenção Econômica nas Aquisições do Governo Federal e na Formação de Estoques Reguladores e Estratégicos - AGF (Lei nº 8.427, de 27 de maio de 1992)”;

6. “0300 - Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários (Lei nº 8.427, de 27 de maio de 1992)”;

7. “00M4 - Remuneração a Agentes Financeiros”;

8. “218Y - Despesas Judiciais da União, de suas Autarquias e Fundações Públicas”;

9. “20U7 - Censos Demográfico, Agropecuário e Geográfico”;

10. “2792 - Distribuição de Alimentos a Grupos Populacionais Tradicionais e Específicos e a Famílias em Situação de Insegurança Alimentar e Nutricional Advindas de Situações de Emergência ou Calamidade Pública”;

11. “21HW - Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991”;

12. “21EM - Emprego das Forças Armadas e do Centro Gestor e Operacional do Sistema de Proteção da Amazônia em Apoio a Ações em Terras Indígenas”;

13. “21H0 - Proteção Socioassistencial em Emergências e Calamidades Públicas”;

14. “21I3 - Manutenção de Contrato de Gestão com a Telecomunicações Brasileiras S.A. – Telebrás”, no âmbito do Ministério das Comunicações;

d) de que trata art. 3º, § 2º, incisos III a V, da Lei Complementar nº 200, de 30 de agosto de 2023;

e) do Poder Judiciário equiparadas por decisão judicial às de que trata a alínea “d”; e

f) executadas no exterior, no âmbito do Ministério das Relações Exteriores; e

IV - demais subtítulos, exceto nas hipóteses em que possa ser suplementado com fundamento no disposto nos demais incisos deste parágrafo, limitada a suplementação a 25% (vinte e cinco por cento) do valor do subtítulo objeto da suplementação.

§ 2º Para a suplementação das dotações de que trata o § 1º, poderão ser utilizados recursos provenientes de:

I - anulação de dotações, limitada, no caso de despesas primárias discricionárias, a 30% (trinta por cento) do valor do subtítulo objeto da anulação;

II - anulação de dotações, na hipótese de atendimento das despesas previstas nos incisos I, II e III, alíneas “c”, item 20, do § 1º;

III - reserva de contingência, inclusive a constituída à conta de receitas próprias e vinculadas, observado o disposto na Lei de Diretrizes Orçamentárias para 2026;

IV - superávit financeiro apurado no balanço patrimonial do exercício de 2025, observado o disposto no art. 43, § 1º, inciso I, e § 2º, da Lei nº 4.320, de 17 de março de 1964; e

V - excesso de arrecadação, observado o disposto no art. 43, § 1º, inciso II, e § 3º, da Lei nº 4.320, de 17 de março de 1964.

§ 3º Fica autorizado o remanejamento das dotações no âmbito das programações abrangidas por um mesmo inciso deste parágrafo, relativas às seguintes despesas:

I - ações e serviços públicos de saúde, identificadas com "IU 6";

II - manutenção e desenvolvimento do ensino, identificadas com "IU 8";

III - classificadas com "RP 3", limitada a anulação a 25% (vinte e cinco por cento) das despesas classificadas com esse identificador de resultado primário;

IV - no âmbito da mesma ação orçamentária e da mesma unidade orçamentária;

V - no âmbito da mesma unidade orçamentária do Ministério da Ciência, Tecnologia e Inovação ou do Ministério da Educação; e

VI - do Poder Executivo que não possam ser realizadas na forma e nos limites dos demais incisos deste parágrafo, devendo os remanejamentos serem efetuados somente após a divulgação do relatório de avaliação de receitas e despesas primárias referente ao quinto bimestre de 2026.

§ 4º Sem prejuízo do disposto nos § 1º a § 3º deste artigo, fica autorizada:

I - a suplementação para recomposição das dotações classificadas com "RP 0", "RP 2" e "RP 3" dos subtítulos integrantes desta Lei, até o limite dos valores que constam no Projeto de Lei Orçamentária de 2026 em cada subtítulo, consideradas as modificações propostas nos termos do disposto no art. 166, § 5º, da Constituição, por meio da anulação de dotações, limitada a 15% (quinze por cento) do valor do subtítulo objeto da anulação; e

II - a suplementação de despesas primárias dos órgãos do Poder Judiciário, mediante a utilização de recursos provenientes de anulação de dotações consignadas ao subtítulo "6483 - Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641" da Ação "0Z01 - Reserva de Contingência Fiscal - Primária".

§ 5º A abertura de crédito suplementar será compatível com:

I - a meta de resultado primário estabelecida na Lei de Diretrizes Orçamentárias para 2026, observado o intervalo de tolerância a que se refere o art. 4º, § 5º, inciso IV, da Lei Complementar nº 101, de 4 de maio de 2000, quando:

a) não aumentar o montante das dotações de despesas consideradas na apuração da referida meta; ou

b) na hipótese de aumento do referido montante, o acréscimo:

1. estiver fundamentado ou previsto no relatório de avaliação de receitas e despesas primárias, elaborado em cumprimento ao disposto no art. 9º da Lei Complementar nº 101, de 4 de maio de 2000, e na Lei de Diretrizes Orçamentárias para 2026; ou

2. estiver relacionado à transferência aos Estados, ao Distrito Federal e aos Municípios de recursos que tenham vinculação constitucional ou legal; e

II - os limites individualizados de despesas primárias a que se refere o art. 3º, *caput*, incisos I a V, da Lei Complementar nº 200, de 30 de agosto de 2023, quando:

a) não aumentar o montante das dotações de despesas primárias sujeitas aos referidos limites; ou

b) na hipótese de aumento do referido montante, as dotações orçamentárias resultantes da alteração, inclusive os créditos em tramitação, sejam iguais ou inferiores aos citados limites, sem prejuízo do disposto na Lei Complementar nº 200, de 30 de agosto de 2023.

§ 6º O ato de abertura de crédito suplementar conterá, sempre que necessário, anexo específico com cancelamentos compensatórios de dotações destinadas a despesas primárias, como forma de garantir a compatibilidade com a meta de resultado primário e os limites individualizados, conforme previsto no § 5º.

§ 7º A autorização de que trata este artigo fica condicionada à publicação, até 18 de dezembro de 2026, dos atos de abertura dos créditos suplementares, exceto nas hipóteses previstas nos incisos I e II do § 1º, cuja publicação poderá ocorrer até 31 de dezembro de 2026.

§ 8º Na abertura dos créditos e em atendimento às condições de suplementação de que trata este artigo, poderão ser incluídos grupos de natureza de despesa, identificadores de resultado primário, fontes de recursos e identificadores de uso, desde que compatíveis com a finalidade da ação orçamentária correspondente, sem prejuízo do disposto no § 11.

§ 9º Fica autorizada a abertura de créditos suplementares que envolvam o cancelamento de dotações incluídas ou acrescidas por emendas individuais e coletivas, classificadas com "RP 6", "RP 7" e "RP 8", desde que, cumulativamente:

I - a despesa não tenha sido empenhada;

II - haja impedimento técnico ou legal que impossibilite a execução da despesa, em conformidade com o disposto na Lei de Diretrizes Orçamentárias para 2026, atestado pelo órgão setorial do Sistema de Planejamento e de Orçamento Federal;

III - haja solicitação ou concordância do autor da emenda, inclusive no caso de crédito necessário para o cumprimento dos limites de despesa previstos na Lei Complementar nº 200, de 30 de agosto de 2023;

IV - os recursos sejam destinados à suplementação de dotações correspondentes a:

a) outras emendas do autor;

b) programações constantes desta Lei, hipótese em que os recursos de cada emenda do autor integralmente anulada deverão suplementar apenas um subtítulo, no caso das emendas classificadas com "RP 6" e "RP 7"; ou

c) programações constantes desta Lei, de interesse nacional ou regional, no caso das emendas classificadas com "RP 8", observado o disposto no art. 4º da Lei Complementar nº 210, de 25 de novembro de 2024;

V - não ocorra redução do montante das dotações destinadas nesta Lei e em seus créditos adicionais, por autor, a ações e serviços públicos de saúde e à manutenção e desenvolvimento de ensino; e

VI - seja mantida a identificação de resultado primário e a identificação das emendas e dos autores.

§ 10. Após a divulgação do relatório de avaliação de receitas e despesas primárias referente ao quinto bimestre de 2026, as dotações referentes a emendas parlamentares (RP 6, RP 7 e RP 8) bloqueadas poderão ser canceladas para fins de suplementação de despesas primárias obrigatórias, observado, no que couber, o disposto em ato do Poder Executivo federal.

§ 11. A necessidade de suplementação e a possibilidade de anulação de dotações classificadas com "RP 1" deverão ser previamente demonstradas no relatório de avaliação de receitas e despesas primárias, elaborado para fins de cumprimento do disposto no art. 9º da Lei Complementar nº 101, de 4 de maio de 2000, e na Lei de Diretrizes Orçamentárias para 2026, na forma prevista no Quadro 10A integrante desta Lei, ressalvadas as hipóteses em que o crédito suplementar:

I - não alterar o valor em relação aos detalhamentos constantes do Quadro 10A;

II - estiver relacionado à transferência aos Estados, ao Distrito Federal e aos Municípios de recursos que tenham vinculação constitucional ou legal;

III - for necessário ao atendimento de despesas do programa "0901 - Operações Especiais: Cumprimento de Sentenças Judiciais";

IV - tratar de remanejamento entre despesas primárias obrigatórias com controle de fluxo, excluídos os benefícios aos servidores, e as despesas primárias discricionárias, no âmbito de ações e serviços públicos de saúde; ou

V - for aberto após a divulgação do relatório de avaliação de receitas e despesas primárias referente ao quinto bimestre de 2026.

§ 12. Os limites de que tratam o inciso IV do § 1º, o inciso III do § 3º e o § 4º:

I - deverão ter como referência os valores e as classificações inicialmente fixados nesta Lei, e considerarão, inclusive para fins de anulação de dotações, os valores:

a) transpostos, remanejados ou transferidos com fundamento na autorização prevista na Lei de Diretrizes Orçamentárias para 2026; e

b) cujas classificações forem alteradas com fundamento na Lei de Diretrizes Orçamentárias para 2026, exceto para fins do disposto no inciso III do § 3º quando se tratar de alteração de "RP" nos termos da referida Lei; e

II - poderão ser utilizados cumulativamente.

CAPÍTULO III

DO ORÇAMENTO DE INVESTIMENTO

Seção I

Das fontes de financiamento

Art. 5º As fontes de recursos para financiamento das despesas do Orçamento de Investimento somam o valor de R$ 197.894.202.561,00 (cento e noventa e sete bilhões, oitocentos e noventa e quatro milhões, duzentos e dois mil e quinhentos e sessenta e um reais), conforme especificadas no Anexo III.

Seção II

Da fixação da despesa

Art. 6º A despesa do Orçamento de Investimento é fixada em R$ 197.894.202.561,00 (cento e noventa e sete bilhões, oitocentos e noventa e quatro milhões, duzentos e dois mil e quinhentos e sessenta e um reais), cuja distribuição por órgão orçamentário consta do Anexo IV.

Seção III

Da autorização para a abertura de créditos suplementares

Art. 7º Fica o Poder Executivo federal autorizado a abrir créditos suplementares, desde que compatíveis com a meta de resultado primário estabelecida na Lei de Diretrizes Orçamentárias para 2026, destinados a:

I - suplementação de subtítulo, até o limite de 30% (trinta por cento) do valor constante desta Lei, por meio da utilização de recursos provenientes de geração própria, anulação de dotações da mesma empresa ou aporte da empresa controladora;

II - suplementação de dotações relativas a ações em execução no exercício de 2026, por meio da utilização, em favor da empresa correspondente e da programação respectiva, de saldo de recursos do Tesouro Nacional repassados em exercícios anteriores ou inscritos em restos a pagar no âmbito dos Orçamentos Fiscal e da Seguridade Social; e

III - suplementação ou ajuste de dotações que tenham correspondência com despesas consignadas em créditos suplementares ou especiais abertos no âmbito dos Orçamentos Fiscal e da Seguridade Social.

§ 1º O limite de que trata o inciso I do *caput* não se aplica:

I - quando a suplementação correr à conta de anulação de dotações de subtítulos integrantes da mesma ação no âmbito da mesma empresa; e

II - para suplementar as dotações classificadas com "RP 3" ou "RP 5", mediante geração adicional de recursos ou, observados os respectivos identificadores de resultado primário no âmbito da mesma empresa, anulação de dotações.

§ 2º Na hipótese de empresas não consideradas na meta de resultado primário nos termos do disposto na Lei de Diretrizes Orçamentárias para 2026, a suplementação de que trata o inciso I do *caput* também poderá ser realizada por meio da utilização de fontes de financiamento relativas a recursos para aumento do patrimônio líquido, operações de crédito de longo prazo e outros recursos de longo prazo.

§ 3º A autorização de que trata este artigo fica condicionada à publicação, até 15 de dezembro de 2026, do ato de abertura do crédito suplementar.

CAPÍTULO IV

DA AUTORIZAÇÃO PARA CONTRATAÇÃO DE OPERAÇÕES DE CRÉDITO E EMISSÃO DE TÍTULOS DA DÍVIDA PÚBLICA

Art. 8º Com fundamento no disposto no art. 165, § 8º, e no art. 167, *caput*, inciso III, da Constituição e no art. 32, § 1º, inciso I, da Lei Complementar nº 101, de 4 de maio de 2000, sem prejuízo do disposto no art. 52, *caput*, inciso V, da Constituição, ficam autorizadas a contratação e a realização das operações de crédito junto aos organismos multilaterais a que se refere a Lei de Diretrizes Orçamentárias para 2026, e das previstas nesta Lei, exceto as operações condicionadas à aprovação do Congresso Nacional classificadas com a fonte de recursos "9444", incluída a emissão de:

I - títulos de responsabilidade do Tesouro Nacional; e

II - até vinte milhões setecentos e setenta e sete mil setecentos e dezoito títulos da dívida agrária para atender ao programa de reforma agrária no exercício de 2026, observado o disposto no art. 184, § 4º, da Constituição, vedada a emissão com prazos decorridos ou inferiores a dois anos.

§ 1º O montante das operações de crédito por emissão de títulos de responsabilidade do Tesouro Nacional condicionadas à aprovação do Congresso Nacional na forma prevista na Lei de Diretrizes Orçamentárias para 2026, classificado nesta Lei com a fonte de recursos "9444", deduzido o montante das alterações de que trata o art. 3º, § 3º, inciso I, desta Lei, será autorizado:

I - por meio da aprovação de projeto de lei de crédito suplementar por maioria absoluta do Congresso Nacional, de acordo com o disposto no art. 167, *caput*, inciso III, da Constituição; ou

II - em conformidade com o disposto no art. 3º, § 3º, inciso II, desta Lei, caso o cumprimento do disposto no art. 167, *caput*, inciso III, da Constituição seja suspenso na forma prevista na Constituição.

§ 2º A exposição de motivos que acompanhar o projeto de lei a que se refere o inciso I do § 1º conterá o montante das alterações de que trata o art. 3º, § 3º, inciso I, e o Poder Executivo federal atualizará essa informação sempre que ocorrer alteração do montante inicial, a fim de que o Congresso Nacional possa ajustar o projeto de lei à real necessidade de suplementação e realização de operações de crédito.

§ 3º Observado o disposto no art. 8º, parágrafo único, da Lei Complementar nº 101, de 4 de maio de 2000, os recursos provenientes das operações de crédito a que se refere este artigo poderão ser remanejados para aplicação em despesas constantes desta Lei e de créditos adicionais.

CAPÍTULO V

DISPOSIÇÕES FINAIS

Art. 9º Integram esta Lei os seguintes Anexos, incluídos aqueles mencionados nos art. 2º, art. 3º, art. 5º e art. 6º:

I - receita estimada nos Orçamentos Fiscal e da Seguridade Social por categoria econômica, discriminada segundo a origem dos recursos;

II - distribuição da despesa fixada nos Orçamentos Fiscal e da Seguridade Social por órgão orçamentário;

III - discriminação das fontes de financiamento do Orçamento de Investimento;

IV - distribuição da despesa fixada no Orçamento de Investimento por órgão orçamentário;

V - autorizações específicas de que tratam o art. 169, § 1º, inciso II, da Constituição e a Lei de Diretrizes Orçamentárias para 2026, relativas a despesas com pessoal e encargos sociais;

VI - relação dos subtítulos relativos a obras e serviços com indícios de irregularidades graves;

VII - quadros orçamentários consolidados;

VIII - discriminação das receitas dos Orçamentos Fiscal e da Seguridade Social;

IX - discriminação da legislação da receita e da despesa dos Orçamentos Fiscal e da Seguridade Social;

X - programa de trabalho das unidades orçamentárias e detalhamento dos créditos orçamentários dos Orçamentos Fiscal e da Seguridade Social; e

XI - programa de trabalho das unidades orçamentárias e detalhamento dos créditos orçamentários do Orçamento de Investimento.

Art. 10. Esta Lei entra em vigor na data de sua publicação.

Brasília, 14 de janeiro de 2026; 205º da Independência e 138º da República.

LUIZ INÁCIO LULA DA SILVA
Esther Dweck
Simone Nassar Tebet

Este texto não substitui o publicado no DOU de 14.1.2026 - Edição extra e republicado no Suplemento de 14.1.2026

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*

Anexo I - Receita dos Orçamentos Fiscal e da Seguridade Social por Categoria Econômica e Origem

Valores em R$1,00.
Recursos de todas as fontes.

ESPECIFICAÇÃO	VALOR
1. RECEITAS CORRENTES	**3.283.876.525.977**
Impostos, Taxas e Contribuições de Melhoria (1)	1.259.454.839.156
Contribuições (1)	1.672.215.135.969
Receita Patrimonial (1)	225.655.446.321
Receita Agropecuária (1)	24.458.906
Receita Industrial (1)	23.196.646.585
Receita de Serviços (1)	64.744.915.693
Transferências Correntes (1)	138.197.839
Outras Receitas Correntes (1)(2)(3)	38.446.885.508
2. RECEITAS DE CAPITAL	**1.237.869.845.753**
Operações de Crédito (3)(4)	995.199.416.874
Alienação de Bens (4)	31.201.537.562
Amortização de Empréstimos (4)	40.962.151.250
Transferências de Capital (4)	128.786.853
Outras Receitas de Capital (4)	170.377.953.214
SUBTOTAL (1 + 2)	**4.521.746.371.730**
3. REFINANCIAMENTO DA DÍVIDA PÚBLICA FEDERAL	**1.822.972.167.477**
TOTAL	**6.344.718.539.207**

(1) Inclui: (i) Multas e Juros de Mora do principal; (ii) Dívida ativa; (iii) Multas e Juros de Mora da Dívida Ativa.
(2) Inclui: Multas e Juros de Mora (do principal e da dívida ativa) das Receitas de Capital.
(3) Exclusive Refinanciamento da Dívida Pública Federal.
(4) Inclui: Dívida Ativa. Exclui: Multas e Juros de Mora do principal e da Dívida Ativa.

Anexo II - Despesa dos Orçamentos Fiscal e da Seguridade Social por Órgão Orçamentário

Valores em R$1,00.
Recursos de todas as fontes.

Discriminação	Total (A)	(%)			
		A/B	A/C	A/D	A/E
Camara dos Deputados	9.262.147.825	0,3437	0,2776	0,2658	0,1460
Senado Federal	6.816.912.036	0,2530	0,2043	0,1956	0,1074
Tribunal de Contas da União	3.311.244.494	0,1229	0,0993	0,0950	0,0522
Supremo Tribunal Federal	1.098.903.433	0,0408	0,0329	0,0315	0,0173
Superior Tribunal de Justiça	2.488.121.438	0,0923	0,0746	0,0714	0,0392
Justiça Federal	18.813.972.233	0,6982	0,5640	0,5399	0,2965
Justiça Militar da União	935.408.190	0,0347	0,0280	0,0268	0,0147
Justiça Eleitoral	14.000.529.594	0,5196	0,4197	0,4018	0,2207
Justiça do Trabalho	32.341.342.560	1,2003	0,9695	0,9281	0,5097
Justiça do Distrito Federal e dos Territórios	4.701.011.871	0,1745	0,1409	0,1349	0,0741
Conselho Nacional de Justiça	609.064.589	0,0226	0,0183	0,0175	0,0096
Presidência da República	3.852.697.693	0,1430	0,1155	0,1106	0,0607
Ministério da Agricultura e Pecuária	12.187.295.463	0,4523	0,3653	0,3497	0,1921
Ministério da Ciência, Tecnologia e Inovação	15.195.512.393	0,5639	0,4555	0,4361	0,2395
Ministério da Fazenda	23.206.031.403	0,8612	0,6956	0,6659	0,3658
Ministério da Educação	233.713.665.576	8,6737	7,0058	6,7068	3,6836
Ministério do Desenvolvimento, Indústria, Comércio e Serviços	3.837.944.263	0,1424	0,1150	0,1101	0,0605
Defensoria Pública da União	892.363.845	0,0331	0,0267	0,0256	0,0141
Ministério da Justiça e Segurança Pública	26.401.566.264	0,9798	0,7914	0,7576	0,4161
Ministério de Minas e Energia	8.333.946.639	0,3093	0,2498	0,2392	0,1314
Ministério da Previdência Social	1.146.634.788.350	42,5545	34,3716	32,9044	18,0723
Ministério Público da União	10.624.789.879	0,3943	0,3185	0,3049	0,1675
Ministério das Relações Exteriores	5.531.893.024	0,2053	0,1658	0,1587	0,0872
Ministério da Saúde	270.698.242.024	10,0463	8,1145	7,7681	4,2665
Controladoria-Geral da União	1.658.896.527	0,0616	0,0497	0,0476	0,0261
Ministério dos Transportes	19.214.316.756	0,7131	0,5760	0,5514	0,3028
Ministério do Trabalho e Emprego	123.140.135.974	4,5700	3,6913	3,5337	1,9408
Ministério das Comunicações	2.348.140.093	0,0871	0,0704	0,0674	0,0370
Ministério da Cultura	3.781.335.208	0,1403	0,1133	0,1085	0,0596
Ministério do Meio Ambiente e Mudança do Clima	4.672.937.529	0,1734	0,1401	0,1341	0,0737
Ministério da Gestão e da Inovação em Serviços Públicos	3.757.013.576	0,1394	0,1126	0,1078	0,0592
Ministério do Planejamento e Orçamento	4.888.712.998	0,1814	0,1465	0,1403	0,0771
Ministério do Desenvolvimento Agrário e Agricultura Familiar	6.265.613.402	0,2325	0,1878	0,1798	0,0988
Ministério do Esporte	2.464.447.506	0,0915	0,0739	0,0707	0,0388
Ministério da Defesa	142.179.414.531	5,2766	4,2620	4,0800	2,2409
Ministério da Integração e do Desenvolvimento Regional	12.406.622.225	0,4604	0,3719	0,3560	0,1955
Ministério do Turismo	3.491.068.067	0,1296	0,1046	0,1002	0,0550
Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	302.849.285.298	11,2395	9,0782	8,6907	4,7733
Ministério das Cidades	16.581.933.755	0,6154	0,4971	0,4758	0,2614
Ministério da Pesca e Aquicultura	270.004.272	0,0100	0,0081	0,0077	0,0043
Conselho Nacional do Ministério Público	133.216.601	0,0049	0,0040	0,0038	0,0021
Gabinete da Vice-Presidência da República	14.590.796	0,0005	0,0004	0,0004	0,0002
Advocacia-Geral da União	5.166.156.005	0,1917	0,1549	0,1483	0,0814
Ministério das Mulheres	382.374.116	0,0142	0,0115	0,0110	0,0060
Ministério da Igualdade Racial	203.395.996	0,0075	0,0061	0,0058	0,0032
Ministério de Portos e Aeroportos	3.968.165.211	0,1473	0,1189	0,1139	0,0625
Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte	495.363.761	0,0184	0,0148	0,0142	0,0078
Encargos Financeiros da União	136.067.356.198	5,0498	4,0788	3,9047	2,1446
Encargos Previdenciarios da União	22.621.111.452	0,8395	0,6781	0,6491	0,3565
Ministério dos Direitos Humanos e da Cidadania	575.259.552	0,0213	0,0172	0,0165	0,0091
Banco Central do Brasil	4.958.896.715	0,1840	0,1486	0,1423	0,0782
Ministério dos Povos Indígenas	1.314.416.779	0,0488	0,0394	0,0377	0,0207
Reserva de Contingência	13.151.341.559	0,4881	0,3942	0,3774	0,2073
SUBTOTAL (B)	**2.694.510.917.537**	**100,00**	80,7708	77,3229	42,4686
Transferências a Estados, Distrito Federal e Municípios	641.486.292.639		19,2292	18,4084	10,1106
SUBTOTAL (C)	**3.335.997.210.176**		**100,00**	95,7313	52,5791
Operações Oficiais de Crédito	148.753.176.384			4,2687	2,3445
SUBTOTAL (D)	**3.484.750.386.560**			**100,00**	54,9236
Dívida Pública Federal	2.859.968.152.647				45,0764
TOTAL (E)	**6.344.718.539.207**				**100,00**

Anexo III - Fontes de Financiamento do Orçamento de Investimento

Valores em R$1,00.
Recursos de todas as fontes.

ESPECIFICAÇÃO	VALOR
RECURSOS PRÓPRIOS	**192.265.983.008**
Geração Própria	192.265.983.008
RECURSOS PARA AUMENTO DO PATRIMÔNIO LÍQUIDO	**3.831.687.773**
Tesouro	3.830.187.773
Controladora	1.500.000
OPERAÇÕES DE CRÉDITO DE LONGO PRAZO	**87.150.000**
Internas	87.150.000
OUTROS RECURSOS DE LONGO PRAZO	**949.381.780**
Debêntures	949.381.780
OPERAÇÕES DE CRÉDITO DE LONGO PRAZO	**760.000.000**
Externas	760.000.000
TOTAL	**197.894.202.561**

Anexo IV - Despesa do Orçamento de Investimento por Órgão Orçamentário

Valores em R$1,00.
Recursos de todas as fontes.

ESPECIFICAÇÃO	VALOR
24000 - Ministério da Ciência, Tecnologia e Inovação	10.948.235
25000 - Ministério da Fazenda	11.925.885.583
28000 - Ministério do Desenvolvimento, Indústria, Comércio e Serviços	292.306.016
32000 - Ministério de Minas e Energia	177.466.557.704
36000 - Ministério da Saúde	651.287.201
41000 - Ministério das Comunicações	2.010.264.396
46000 - Ministério da Gestão e da Inovação em Serviços Públicos	292.478.287
49000 - Ministério do Desenvolvimento Agrário e Agricultura Familiar	133.814.651
52000 - Ministério da Defesa	3.013.020.180
68000 - Ministério de Portos e Aeroportos	2.097.640.308
TOTAL	**197.894.202.561**

ANEXO V

Quadro I - Autorizações específicas de que trata o art. 169, § 1º, inciso II, da Constituição, e o art. 128, inciso IV, da LDO-2026, relativas a Despesas de Pessoal e Encargos Sociais para 2026

DISCRIMINAÇÃO	CRIAÇÃO	PROVIMENTO						
			DESPESA					
			NO EXERCÍCIO			ANUALIZADA		
	QTDE	QTDE	PRIMÁRIA	FINANCEIRA	TOTAL	PRIMÁRIA	FINANCEIRA	TOTAL
I. CRIAÇÃO E/OU PROVIMENTOS DE CARGOS, FUNÇÕES e GRATIFICAÇÕES								
1. Poder Legislativo	-	271	89.845.768	5.509.396	95.355.164	129.747.107	8.046.797	137.793.904
1.1. Câmara dos Deputados	-	120	47.145.609	2.686.073	49.831.682	62.540.094	3.563.158	66.103.252
1.1.1. Cargos vagos	-	120	47.145.609	2.686.073	49.831.682	62.540.094	3.563.158	66.103.252
1.2. Senado Federal	-	100	33.440.251	1.979.531	35.419.782	50.160.376	2.969.297	53.129.673
1.2.1. Cargos vagos	-	100	33.440.251	1.979.531	35.419.782	50.160.376	2.969.297	53.129.673
1.3. Tribunal de Contas da União	-	51	9.259.908	843.792	10.103.700	17.046.637	1.514.342	18.560.979
1.3.1. Cargos vagos	-	51	9.259.908	843.792	10.103.700	17.046.637	1.514.342	18.560.979
2. Poder Judiciário	2.565	4.418	450.325.420	68.734.301	519.059.721	618.040.602	93.800.116	711.840.718
2.1. Supremo Tribunal Federal	200	255	18.083.956	2.251.719	20.335.675	20.693.839	2.820.834	23.514.673
2.1.1. Cargos vagos	-	55	4.638.039	1.064.000	5.702.039	7.247.922	1.633.115	8.881.037
2.1.2. PLC n. 769/2024	200	200	13.445.917	1.187.719	14.633.636	13.445.917	1.187.719	14.633.636
2.2. Superior Tribunal de Justiça	330	454	29.525.201	1.840.965	31.366.166	42.262.092	3.681.929	45.944.021
2.2.1. Cargos vagos	-	124	12.736.891	1.840.965	14.577.856	25.473.782	3.681.929	29.155.711
2.2.2. PL n. 3.181/2025	330	330	16.788.310	-	16.788.310	16.788.310	-	16.788.310
2.3. Justiça Federal	419	719	50.000.497	8.314.037	58.314.534	100.000.983	16.628.069	116.629.052
2.3.1. Cargos vagos	-	500	36.511.912	6.721.483	43.233.395	73.023.813	13.442.961	86.466.774
2.3.2. Anteprojeto de Lei - Criação de cargos e funções comissionadas no Tribunal Regional Federal da 5ª Região	117	117	6.672.239	806.579	7.478.818	13.344.478	1.613.158	14.957.636
2.3.3. Anteprojeto de Lei - Criação de cargos e funções comissionadas nos Tribunais Regionais Federais da 1ª e da 3ª Regiões	302	102	6.816.346	785.975	7.602.321	13.632.692	1.571.950	15.204.642
2.4. Justiça Militar da União	240	90	15.474.245	2.672.369	18.146.614	15.474.245	2.672.369	18.146.614
2.4.1. Cargos vagos	-	10	1.551.873	296.930	1.848.803	1.551.873	296.930	1.848.803
2.4.2. Lei n. 14.741/2023	240	80	13.922.372	2.375.439	16.297.811	13.922.372	2.375.439	16.297.811
2.5. Justiça Eleitoral	804	1.654	234.873.592	39.313.497	274.187.089	234.873.592	39.313.497	274.187.089
2.5.1. Cargos vagos	-	850	128.307.954	25.239.027	153.546.981	128.307.954	25.239.027	153.546.981
2.5.2. PL n. 1.761/2015	10	10	2.057.424	-	2.057.424	2.057.424	-	2.057.424
2.5.3. PL n. 4/2024	794	794	104.508.214	14.074.470	118.582.684	104.508.214	14.074.470	118.582.684
2.6. Justiça do Trabalho	332	717	54.499.966	7.378.707	61.878.673	108.999.927	14.757.411	123.757.338
2.6.1. Cargos vagos	-	385	35.358.766	5.715.898	41.074.664	70.717.532	11.431.796	82.149.328
2.6.2. PL n. 7.927/2014	45	45	4.622.259	668.092	5.290.351	9.244.518	1.336.184	10.580.702
2.6.3. PL n. 956/2015	236	236	9.081.403	237.544	9.318.947	18.162.803	475.088	18.637.891
2.6.4. PL n. 8.332/2015	51	51	5.437.538	757.173	6.194.711	10.875.074	1.514.343	12.389.417
2.7. Justiça do Distrito Federal e dos Territórios	-	426	41.410.027	6.324.606	47.734.633	82.820.053	12.649.208	95.469.261
2.7.1. Cargos vagos	-	426	41.410.027	6.324.606	47.734.633	82.820.053	12.649.208	95.469.261
2.8. Conselho Nacional de Justiça	240	103	6.457.936	638.401	7.096.337	12.915.871	1.276.799	14.192.670
2.8.1. Cargos vagos	-	18	1.415.419	267.238	1.682.657	2.830.838	534.474	3.365.312
2.8.2. Anteprojeto de Lei - Criação de cargos e funções	240	85	5.042.517	371.163	5.413.680	10.085.033	742.325	10.827.358
3. Ministério Público da União e Conselho Nacional do Ministério Público	-	357	54.666.845	6.148.920	60.815.765	98.574.353	10.600.392	109.174.745
3.1. Ministério Público Federal	-	247	37.810.418	4.278.262	42.088.680	68.707.957	7.334.163	76.042.120
3.1.1. Cargos vagos	-	247	37.810.418	4.278.262	42.088.680	68.707.957	7.334.163	76.042.120
3.2. Ministério Público Militar	-	10	1.261.633	247.442	1.509.075	1.551.869	296.930	1.848.799
3.2.1. Cargos vagos	-	10	1.261.633	247.442	1.509.075	1.551.869	296.930	1.848.799
3.3. Ministério Público do Distrito Federal e Territórios	-	20	4.224.220	346.418	4.570.638	7.794.572	593.860	8.388.432
3.3.1. Cargos vagos	-	20	4.224.220	346.418	4.570.638	7.794.572	593.860	8.388.432
3.4. Ministério Público do Trabalho	-	70	10.193.249	1.088.742	11.281.991	18.597.366	2.078.509	20.675.875
3.4.1. Cargos vagos	-	70	10.193.249	1.088.742	11.281.991	18.597.366	2.078.509	20.675.875
3.5 Escola Superior do Ministério Público	-	2	197.785	49.488	247.273	243.378	59.386	302.764
3.5.1. Cargos vagos	-	2	197.785	49.488	247.273	243.378	59.386	302.764
3.6. Conselho Nacional do Ministério Público	-	8	979.540	138.568	1.118.108	1.679.211	237.544	1.916.755
3.6.1. Cargos vagos	-	8	979.540	138.568	1.118.108	1.679.211	237.544	1.916.755
4. Defensoria Pública da União	600	210	12.600.122	74.233	12.674.355	25.200.241	148.465	25.348.706
4.1. Defensoria Pública da União	600	210	12.600.122	74.233	12.674.355	25.200.241	148.465	25.348.706
4.1.1. Cargos vagos	-	5	1.759.878	74.233	1.834.111	3.519.755	148.465	3.668.220
4.1.2. PL n. 7.923/2014	600	205	10.840.244	-	10.840.244	21.680.486	-	21.680.486
5. Poder Executivo	75.509	79.872	4.238.041.123	799.582.841	5.037.623.964	5.982.251.017	969.142.955	6.951.393.972
5.1. Criação e provimentos de cargos e funções	75.509	71.085	3.817.368.275	795.571.815	4.612.940.090	5.179.410.645	963.115.282	6.142.525.927
5.1.1. Cargos efetivos vagos - Exceto BPEQ e QRTAE	-	11.382	1.467.344.111	262.527.008	1.729.871.119	1.751.661.508	322.237.771	2.073.899.279
5.1.2. Anteprojeto de Lei - Criação de Cargos Efetivos e Gratificações, exceto BPEQ e QRTAE	45.657	36.980	545.658.845	124.359.028	670.017.873	727.545.127	170.021.112	897.566.239
5.1.3. Banco de Professor-Equivalente e Quadro de Referência dos Cargos de Técnico-Administrativos em Educação (1)	-	22.580	1.790.577.282	405.812.185	2.196.389.467	2.685.447.359	467.664.315	3.153.111.674
5.1.4. Anteprojeto de Lei - Criação de Cargos Efetivos, BPEQ e QRTAE (1)	29.804	-	-	-	-	-	-	-
5.1.5. Lei n. 12.601/2012 - MRE	-	95	8.739.372	2.873.594	11.612.966	9.707.986	3.192.084	12.900.070
5.1.6. Anteprojeto de Lei - Criação de Cargos na ANPD	48	48	5.048.665	-	5.048.665	5.048.665	-	5.048.665
5.2 Fixação de Efetivos - Militares	-	8.209	378.050.591	-	378.050.591	738.982.881	-	738.982.881
5.2.1. Fixação de Efetivos - Aeronáutica, Exército e Marinha	-	8.209	378.050.591	-	378.050.591	738.982.881	-	738.982.881
5.3 Fundo Constitucional do Distrito Federal - FCDF	-	578	42.622.257	4.011.026	46.633.283	63.857.491	6.027.673	69.885.164
5.3.1. Fixação de Efetivos - PMDF	-	255	8.641.074	-	8.641.074	15.689.998	-	15.689.998
5.3.2. Fixação de Efetivos - PCDF	-	203	25.902.639	4.011.026	29.913.665	40.088.949	6.027.673	46.116.622
5.3.3. Fixação de Efetivos - CBMDF	-	120	8.078.544	-	8.078.544	8.078.544	-	8.078.544
TOTAL DO ITEM I	78.674	85.128	4.845.479.278	880.049.691	5.725.528.969	6.853.813.320	1.081.738.725	7.935.552.045
II. CONCESSÃO DE VANTAGENS, AUMENTOS DE REMUNERAÇÃO E ALTERAÇÕES DE ESTRUTURA DE CARREIRAS								
1. Poder Legislativo			1.005.774.446	86.496.967	1.092.271.413	1.022.447.028	87.015.322	1.109.462.350
1.1. Câmara dos Deputados			610.208.717	55.800.000	666.008.717	610.208.717	55.800.000	666.008.717
1.1.1. PL n. 2.809/2025			18.208.717	-	18.208.717	18.208.717	-	18.208.717
1.1.2. Anteprojeto de lei de Reestruturação de Carreira da Câmara dos Deputados e sua regulamentação			592.000.000	55.800.000	647.800.000	592.000.000	55.800.000	647.800.000
1.2. Senado Federal			198.418.659	6.220.260	204.638.919	215.091.241	6.738.615	221.829.856
1.2.1. PL n. 6.070/2025			198.418.659	6.220.260	204.638.919	215.091.241	6.738.615	221.829.856
1.3. Tribunal de Contas da União			197.147.070	24.476.707	221.623.777	197.147.070	24.476.707	221.623.777
1.3.1. PL n. 2.829/2025			197.147.070	24.476.707	221.623.777	197.147.070	24.476.707	221.623.777
2. Poder Judiciário			2.451.093.340	297.083.329	2.748.176.669	4.468.738.253	512.196.932	4.980.935.185
2.1. Supremo Tribunal Federal			30.775.597	3.106.337	33.881.934	57.039.866	5.958.409	62.998.275
2.1.1. PL n. 3.084/2025 (2)			6.295.583	562.160	6.857.743	10.054.157	1.044.012	11.098.169
2.1.2. PL n. 4.750/2025			23.835.794	2.544.177	26.379.971	46.341.489	4.914.397	51.255.886
2.1.3. PL n. 2.447/2022			644.220	-	644.220	644.220	-	644.220
2.2. Superior Tribunal de Justiça			75.416.201	11.597.498	87.013.699	138.692.049	21.317.537	160.009.586
2.2.1. PL n. 2.447/2022			293.602	55.784	349.386	303.726	57.708	361.434
2.2.2. PL n. 3.084/2025			26.513.514	3.720.171	30.233.685	48.319.470	6.734.106	55.053.576
2.2.3. PL n. 4.750/2025			48.609.085	7.821.543	56.430.628	90.068.853	14.525.723	104.594.576
2.3. Justiça Federal			600.993.949	68.709.302	669.703.251	1.113.632.597	126.908.552	1.240.541.149
2.3.1. PL n. 2.447/2022			3.065.054	444.433	3.509.487	3.157.006	457.766	3.614.772
2.3.2. PL n. 3.084/2025			127.363.851	12.716.962	140.080.813	254.727.701	25.433.924	280.161.625
2.3.3. PL n. 4.750/2025			470.565.044	55.547.907	526.112.951	855.747.890	101.016.862	956.764.752
2.4. Justiça Militar da União			21.301.269	5.698.044	26.999.313	37.495.088	10.468.370	47.963.458
2.4.1. PL n. 2.447/2022			564.474	181.665	746.139	564.474	181.665	746.139
2.4.2. PL n. 3.084/2025			3.885.539	1.061.018	4.946.557	7.771.077	2.122.035	9.893.112
2.4.3. PL n. 4.750/2025			16.851.256	4.455.361	21.306.617	29.159.537	8.164.670	37.324.207
2.5. Justiça Eleitoral			375.449.321	66.391.105	441.840.426	684.027.099	123.144.717	807.171.816
2.5.1. PL n. 2.447/2022			654.048	178.555	832.603	654.048	178.555	832.603
2.5.2. PL n. 3.084/2025			131.713.581	34.148.196	165.861.777	239.633.062	63.418.077	303.051.139
2.5.3. PL n. 4.750/2025			243.081.692	32.064.354	275.146.046	443.739.989	59.548.085	503.288.074
2.6. Justiça do Trabalho			1.168.539.992	120.634.163	1.289.174.155	2.117.012.930	187.788.675	2.304.801.605
2.6.1. PL n. 2.447/2022			9.822.214	-	9.822.214	9.822.214	-	9.822.214
2.6.2. PL n. 3.084/2025			498.029.717	47.213.279	545.242.996	905.693.879	85.859.892	991.553.771
2.6.3. PL n. 4.750/2025			660.688.061	73.420.884	734.108.945	1.201.496.837	101.928.783	1.303.425.620
2.7. Justiça do Distrito Federal e dos Territórios			172.272.068	20.487.833	192.759.901	309.307.743	35.775.871	345.083.614
2.7.1. PL n. 2.447/2022			1.231.859	-	1.231.859	1.279.238	-	1.279.238
2.7.2. PL n. 3.084/2025			57.286.260	6.642.202	63.928.462	108.813.096	12.335.517	121.148.613
2.7.3. PL n. 4.750/2025			113.753.949	13.845.631	127.599.580	199.215.409	23.440.354	222.655.763
2.8. Conselho Nacional de Justiça			6.344.943	459.047	6.803.990	11.530.881	834.801	12.365.682
2.8.1. PL n. 2.447/2022			24.704	-	24.704	24.704	-	24.704
2.8.2. PL n. 3.084/2025			1.957.956	-	1.957.956	3.560.648	-	3.560.648
2.8.3. PL n. 4.750/2025			4.362.283	459.047	4.821.330	7.945.529	834.801	8.780.330

3.	**Ministério Público da União e Conselho Nacional do Ministério Público**	**200.179.988**	**24.991.468**	**225.171.456**	**366.108.719**	**46.985.625**	**413.094.344**
	3.1. Ministério Público Federal	**124.480.968**	**15.820.876**	**140.301.844**	**227.513.499**	**30.160.587**	**257.674.086**
	3.1.1. PL n. 5120/2025 - aumento de remuneração de cargos efetivos, de CCs e FCs	124.480.968	15.820.876	140.301.844	227.513.499	30.160.587	257.674.086
	3.2. Ministério Público Militar	**6.281.310**	**987.631**	**7.268.941**	**11.463.746**	**1.795.693**	**13.259.439**
	3.2.1. PL n. 5120/2025 - aumento de remuneração de cargos efetivos, de CCs e FCs	6.281.310	987.631	7.268.941	11.463.746	1.795.693	13.259.439
	3.3. Ministério Público do Distrito Federal e Territórios	**22.636.448**	**3.139.466**	**25.775.914**	**42.110.669**	**5.840.868**	**47.951.537**
	3.3.1. PL n. 5120/2025 - aumento de remuneração de cargos efetivos, de CCs e FCs	22.636.448	3.139.466	25.775.914	42.110.669	5.840.868	47.951.537
	3.4. Ministério Público do Trabalho	**43.467.599**	**4.640.971**	**48.108.570**	**79.366.265**	**8.443.666**	**87.809.931**
	3.4.1. PL n. 5120/2025 - aumento de remuneração de cargos efetivos, de CCs e FCs	43.467.599	4.640.971	48.108.570	79.366.265	8.443.666	87.809.931
	3.5. Escola Superior do Ministério Público	**711.473**	**76.305**	**787.778**	**1.295.600**	**138.976**	**1.434.576**
	3.5.1. PL n. 5120/2025 - aumento de remuneração de cargos efetivos, de CCs e FCs	711.473	76.305	787.778	1.295.600	138.976	1.434.576
	3.6. Conselho Nacional do Ministério Público	**2.602.190**	**326.219**	**2.928.409**	**4.358.940**	**605.835**	**4.964.775**
	3.6.1. PL n. 5120/2025 - aumento de remuneração de cargos efetivos, de CCs e FCs	2.602.190	326.219	2.928.409	4.358.940	605.835	4.964.775
4.	**Defensoria Pública da União**	**30.130.441**	**5.888.037**	**36.018.478**	**54.708.702**	**10.707.713**	**65.416.415**
	4.1. Defensoria Pública da União	**30.130.441**	**5.888.037**	**36.018.478**	**54.708.702**	**10.707.713**	**65.416.415**
	4.1.1. PL n. 7.923/2014	547.925	-	547.925	996.430	-	996.430
	4.1.2. Anteprojeto de Lei - Projeto para reajustar o salário do DPGF	20.356.720	3.794.159	24.150.879	36.901.855	6.899.882	43.801.737
	4.1.3. Anteprojeto de Lei - Projeto para reajustar o salário dos servidores da carreira da DPU	9.225.796	2.093.878	11.319.674	16.810.417	3.807.831	20.618.248
5.	**Poder Executivo**	**3.829.031.390**	**415.064.712**	**4.244.096.102**	**4.751.415.688**	**538.838.269**	**5.290.253.957**
	5.1. Limite destinado ao atendimento de PLs relativos a concesssão de vantagens, alteração de estrutura de carreira e/ou aumento de remuneração de cargos, funções e gratificações, no âmbito do Poder Executivo, inclusive para o quadro em extinção relacionado aos ex-Territórios	3.829.031.390	415.064.712	4.244.096.102	4.751.415.688	538.838.269	5.290.253.957
TOTAL DO ITEM II		**7.516.209.605**	**829.524.513**	**8.345.734.118**	**10.663.418.390**	**1.195.743.861**	**11.859.162.251**
TOTAL DO ANEXO V (ITEM I + ITEM II)		**12.361.688.883**	**1.709.574.204**	**14.071.263.087**	**17.517.231.710**	**2.277.482.586**	**19.794.714.296**

(1) Limites físico e financeiro destinados a provimentos de cargos efetivos que compõem o Banco de Professor-Equivalente e o Quadro de Referência dos Cargos de Técnico-Administrativos em Educação, nos termos dos Decretos nºs 7.232, de 19 de julho de 2010; 7.311 e 7.312, ambos de 22 de setembro de 2010; 7.485, de 18 de maio de 2011 e 8.260, de 29 de maio de 2014

(2) Alteração da Lei que dispõe sobre as Carreiras dos Servidores do Poder Judiciário da União

Quadro II - Detalhamento das programações orçamentárias em nível de Esfera/Unidade/Funcional Programática/Ação/Subtítulo

Esfera/Unidade/Funcional Programática/Ação/Subtítulo	Item I	Item II	Item I + II
Reserva de Contingência Fiscal - Primária / Recursos para o Atendimento do art. 169, § 1º, inciso II, da Constituição	**4.845.479.278**	**7.516.209.605**	**12.361.688.883**
10.01101.99.999.0999.0Z01.6499 - Câmara dos Deputados	47.145.609	610.208.717	657.354.326
10.02101.99.999.0999.0Z01.6499 - Senado Federal	33.440.251	198.418.659	231.858.910
10.03101.99.999.0999.0Z01.6499 - Tribunal de Contas da União	9.259.908	197.147.070	206.406.978
10.10101.99.999.0999.0Z01.6499 - Supremo Tribunal Federal	18.083.956	30.775.597	48.859.553
10.11101.99.999.0999.0Z01.6499 - Superior Tribunal de Justiça	29.525.201	75.416.201	104.941.402
10.12101.99.999.0999.0Z01.6499 - Justiça Federal de Primeiro Grau	50.000.497	600.993.949	650.994.446
10.13101.99.999.0999.0Z01.6499 - Justiça Militar da União	15.474.245	21.301.269	36.775.514
10.14101.99.999.0999.0Z01.6499 - Justiça Eleitoral	234.873.592	375.449.321	610.322.913
10.15126.99.999.0999.0Z01.6499 - Conselho Superior da Justiça do Trabalho	54.499.966	1.168.539.992	1.223.039.958
10.16101.99.999.0999.0Z01.6499 - Justiça do DF e Territórios	41.410.027	172.272.068	213.682.095
10.17101.99.999.0999.0Z01.6499 - Conselho Nacional de Justiça	6.457.936	6.344.943	12.802.879
10.34101.99.999.0999.0Z01.6499 - Ministério Público Federal	37.810.418	124.480.968	162.291.386
10.34102.99.999.0999.0Z01.6499 - Ministério Público Militar	1.261.633	6.281.310	7.542.943
10.34103.99.999.0999.0Z01.6499 - Ministério Público do DF e Territórios	4.224.220	22.636.448	26.860.668
10.34104.99.999.0999.0Z01.6499 - Ministério Público do Trabalho	10.193.249	43.467.599	53.660.848
10.34105.99.999.0999.0Z01.6499 - Escola Superior do MPU	197.785	711.473	909.258
10.59101.99.999.0999.0Z01.6499 - Conselho Nacional do Ministério Público	979.540	2.602.190	3.581.730
10.29101.99.999.0999.0Z01.6499 - Defensoria Pública da União	12.600.122	30.130.441	42.730.563
10.26101.99.999.0999.0Z01.6499 - Ministério da Educação	1.790.577.282	1.049.827.686	2.840.404.968
10.52101.99.999.0999.0Z01.6499 - Ministério da Defesa	378.050.591	-	378.050.591
10.71102.99.999.0999.0Z01.6499 - Recursos sob Supervisão do Ministério do Planejamento e Orçamento	2.026.790.993	2.779.203.704	4.805.994.697
10.73901.99.999.0999.0Z01.6499 - Fundo Constitucional do Distrito Federal	42.622.257	-	42.622.257
Reserva de Contingência - Financeira / Recursos para o Atendimento do art. 169, § 1º, inciso II, da Constituição	**880.049.691**	**829.524.513**	**1.709.574.204**
10.01101.99.999.0999.0Z00.6499 - Câmara dos Deputados	2.686.073	55.800.000	58.486.073
10.02101.99.999.0999.0Z00.6499 - Senado Federal	1.979.531	6.220.260	8.199.791
10.03101.99.999.0999.0Z00.6499 - Tribunal de Contas da União	843.792	24.476.707	25.320.499
10.10101.99.999.0999.0Z00.6499 - Supremo Tribunal Federal	2.251.719	3.106.337	5.358.056
10.11101.99.999.0999.0Z00.6499 - Superior Tribunal de Justiça	1.840.965	11.597.498	13.438.463
10.12101.99.999.0999.0Z00.6499 - Justiça Federal de Primeiro Grau	8.314.037	68.709.302	77.023.339
10.13101.99.999.0999.0Z00.6499 - Justiça Militar da União	2.672.369	5.698.044	8.370.413
10.14101.99.999.0999.0Z00.6499 - Justiça Eleitoral	39.313.497	66.391.105	105.704.602
10.15126.99.999.0999.0Z00.6499 - Conselho Superior da Justiça do Trabalho	7.378.707	120.634.163	128.012.870
10.16101.99.999.0999.0Z00.6499 - Justiça do DF e Territórios	6.324.606	20.487.833	26.812.439
10.17101.99.999.0999.0Z00.6499 - Conselho Nacional de Justiça	638.401	459.047	1.097.448
10.29101.99.999.0999.0Z00.6499 - Defensoria Pública da União	74.233	5.888.037	5.962.270
10.34101.99.999.0999.0Z00.6499 - Ministério Público Federal	4.278.262	15.820.876	20.099.138
10.34102.99.999.0999.0Z00.6499 - Ministério Público Militar	247.442	987.631	1.235.073
10.34103.99.999.0999.0Z00.6499 - Ministério Público do DF e Territórios	346.418	3.139.466	3.485.884
10.34104.99.999.0999.0Z00.6499 - Ministério Público do Trabalho	1.088.742	4.640.971	5.729.713
10.34105.99.999.0999.0Z00.6499 - Escola Superior do MPU	49.488	76.305	125.793
10.59101.99.999.0999.0Z00.6499 - Conselho Nacional do Ministério Público	138.568	326.219	464.787
10.26101.99.999.0999.0Z00.6499 - Ministério da Educação	405.812.185	257.188.261	663.000.446
10.71102.99.999.0999.0Z00.6499 - Recursos sob Supervisão do Ministério do Planejamento e Orçamento	389.759.630	157.876.451	547.636.081
10.73901.99.999.0999.0Z00.6499 - Fundo Constitucional do Distrito Federal	4.011.026	-	4.011.026
TOTAL GERAL	**5.725.528.969**	**8.345.734.118**	**14.071.263.087**

ANEXO VI
SUBTÍTULOS RELATIVOS A OBRAS E SERVIÇOS COM INDÍCIOS DE IRREGULARIDADES GRAVES - IGP 2026

UF	Programa de Trabalho	Subtítulo	
		Objeto	Descrição do Objeto

39250 Agência Nacional de Transportes Terrestres – ANTT

RJ

26.846.2126.00O7.0030 / 2014 RECOMPOSIÇÃO DO EQUILÍBRIO ECONÔMICO - FINANCEIRO DO CONTRATO DE CONCESSÃO DA BR- 040 - RIO DE JANEIRO/RJ - JUIZ DE FORA/MG NA REGIÃO SUDESTE
26.846.2126.00O7.0030 / 2015 RECOMPOSIÇÃO DO EQUILÍBRIO ECONÔMICO - FINANCEIRO DO CONTRATO DE CONCESSÃO DA BR-040 - RIO DE JANEIRO/RJ - JUIZ DE FORA/MG NA REGIÃO SUDESTE
26.782.2087.15PB.0030 / 2017 PARTICIPAÇÃO DA UNIÃO NA CONSTRUÇÃO DA NOVA SUBIDA DA SERRA DE PETRÓPOLIS DA BR 040/RJ – CONCER - NA REGIÃO SUDESTE
26.782.2087.15PB.0030 / 2019 PARTICIPAÇÃO DA UNIÃO NA CONSTRUÇÃO DA NOVA SUBIDA DA SERRA DE PETRÓPOLIS DA BR040/RJ - CONCER - NA REGIÃO SUDESTE

Obra / Serviço: Obras de construção da BR-040/RJ

Termo Aditivo 12/2014 ao Contrato de Concessão PG-138/95-00	Obras de implantação de novo trecho da BR-040-RJ para a subida da Serra de Petrópolis.
Valor R$: 291.244.036,80	**Data Base:** 01/04/1995

-
Sobrepreço no orçamento da obra.
Sobrepreço no Fluxo de Caixa Marginal decorrente de superestimativa de alíquota de IRPJ e CSSL, e da base de cálculo do IRPJ e CSSL.
Projeto básico e executivo desatualizados e deficientes

LEI ORÇAMENTÁRIA

VOLUME I

QUADROS ORÇAMENTÁRIOS CONSOLIDADOS

RECEITA DOS ORÇAMENTOS FISCAL E DA SEGURIDADE SOCIAL

LEGISLAÇÃO DA RECEITA E DA DESPESA

I - QUADROS ORÇAMENTÁRIOS CONSOLIDADOS

Quadro 1A
Receita e Despesa do Orçamento Fiscal
por Categoria Econômica

LDO-2026, Anexo I, Inciso I.

Valores em R$1,00.
Recursos de todas as fontes.

Receita		Despesa	
Especificação	Valor	Especificação	Valor
Receitas Correntes	**1.687.379.060.630**	**Despesas Correntes**	**1.818.050.561.687**
Impostos, Taxas e Contribuições de Melhoria (1)	1.258.792.034.154	Pessoal e Encargos Sociais	304.348.245.137
Contribuições (1)	119.063.476.975	Juros e Encargos da Dívida	643.939.797.050
Receita Patrimonial (1)	211.130.771.243	Outras Despesas Correntes	869.762.519.500
Receita Agropecuária (1)	24.458.906		
Receita Industrial (1)	23.177.602.425		
Receita de Serviços (1)	40.170.368.153		
Transferências Correntes (1)	130.441.789		
Outras Receitas Correntes (1)(2)	34.889.906.985		
Receitas Correntes - Operações Intraorçamentárias	**102.459.425**		
Impostos, Taxas e Contribuições de Melhoria (1)	3.559.917		
Contribuições (1)	4.641.536		
Receita Patrimonial (1)	6.330.651		
Receita Industrial (1)	18.027.243		
Receita de Serviços (1)	20.503.435		
Outras Receitas Correntes (1)(2)	49.396.643		
Deficit do Orçamento Corrente - Fiscal	**130.569.041.632**		
Total	**1.687.481.520.055**	**Total**	**1.818.050.561.687**
		Deficit do Orçamento Corrente - Fiscal	**130.569.041.632**
Receitas de Capital	**3.060.833.707.304**	**Despesas de Capital**	**2.511.661.256.639**
Operações de Crédito (3)	2.818.171.584.351	Investimentos	62.699.451.078
Alienação de Bens (3)	31.193.231.636	Inversões Financeiras	228.450.389.140
Amortização de Empréstimos (3)	40.962.151.250	Amortização da Dívida	2.220.511.416.421
Transferências de Capital (3)	128.786.853	**Reservas**	**36.465.303.832**
Outras Receitas de Capital (3)	170.377.953.214	Contingência	13.151.341.559
Transferência para o Orçamento da Seguridade Social	**-382.138.105.201**	Outras	23.313.962.273
Total	**2.678.695.602.103**	**Total**	**2.678.695.602.103**

Resumo

Receitas Correntes	**1.687.379.060.630**	**Despesas Correntes**	**1.818.050.561.687**
Receitas Correntes Intraorçamentárias	**102.459.425**	**Despesas de Capital**	**2.511.661.256.639**
Transferência para o Orçamento da Seguridade Social	**-382.138.105.201**	**Reservas**	**36.465.303.832**
Receitas de Capital	**3.060.833.707.304**		
Total	**4.366.177.122.158**	**Total**	**4.366.177.122.158**

(1) Inclui: (i) Multas e Juros de Mora do principal; (ii) Dívida ativa; (iii) Multas e Juros de Mora da Dívida Ativa.
(2) Inclui: Multas e Juros de Mora (do principal e da dívida ativa) das Receitas de Capital.
(3) Inclui: Dívida Ativa. Exclui: Multas e Juros de Mora do principal e da Dívida Ativa.

Quadro 1B
Receita e Despesa do Orçamento da Seguridade Social por Categoria Econômica

LDO-2026, Anexo I, Inciso I.

Valores em R$1,00.
Recursos de todas as fontes.

Receita		Despesa	
Especificação	Valor	Especificação	Valor
Receitas Correntes	**1.571.326.411.307**	**Despesas Correntes**	**1.960.041.430.602**
Impostos, Taxas e Contribuições de Melhoria (1)	659.245.085	Pessoal e Encargos Sociais	185.197.312.784
Contribuições (1)	1.528.195.690.885	Outras Despesas Correntes	1.774.844.117.818
Receita Patrimonial (1)	14.518.344.427		
Receita Industrial (1)	1.016.917		
Receita de Serviços (1)	24.553.958.347		
Transferências Correntes (1)	7.756.050		
Outras Receitas Correntes (1)(2)	3.390.399.596		
Receitas Correntes - Operações Intraorçamentárias	**25.068.594.615**		
Contribuições (1)	24.951.326.573		
Receita de Serviços (1)	85.758		
Outras Receitas Correntes (1)(2)	117.182.284		
Deficit do Orçamento Corrente - Seguridade Social	**363.646.424.680**		
Total	**1.596.395.005.922**	**Total**	**1.960.041.430.602**
		Deficit do Orçamento Corrente - Seguridade Social	**363.646.424.680**
Receitas de Capital	**8.305.926**	**Despesas de Capital**	**18.414.985.175**
Alienação de Bens (3)	8.305.926	Inversões Financeiras	253.500.000
Transferência do Orçamento Fiscal	**382.138.105.201**	Investimentos	18.161.485.175
		Reservas	**85.001.272**
		Outras	85.001.272
Total	**382.146.411.127**	**Total**	**382.146.411.127**

Resumo

Receitas Correntes	**1.571.326.411.307**	**Despesas Correntes**	**1.960.041.430.602**
Receitas Correntes Intraorçamentárias	**25.068.594.615**	**Despesas de Capital**	**18.414.985.175**
Transferência do Orçamento Fiscal	**382.138.105.201**	**Reservas**	**85.001.272**
Receitas de Capital	**8.305.926**		
Total	**1.978.541.417.049**	**Total**	**1.978.541.417.049**

(1) Inclui: (i) Multas e Juros de Mora do principal; (ii) Dívida ativa; (iii) Multas e Juros de Mora da Dívida Ativa.
(2) Inclui: Multas e Juros de Mora (do principal e da dívida ativa) das Receitas de Capital.
(3) Inclui: Dívida Ativa. Exclui: Multas e Juros de Mora do principal e da Dívida Ativa.

Quadro 1C
Receita e Despesa dos Orçamentos Fiscal e da Seguridade Social por Categoria Econômica

LDO-2026, Anexo I, Inciso I.

Valores em R$1,00.
Recursos de todas as fontes.

Receita		Despesa	
Especificação	Valor	Especificação	Valor
Receitas Correntes	**3.258.705.471.937**	**Despesas Correntes**	**3.778.091.992.289**
Impostos, Taxas e Contribuições de Melhoria (1)	1.259.451.279.239	Pessoal e Encargos Sociais	489.545.557.921
Contribuições (1)	1.647.259.167.860	Juros e Encargos da Dívida	643.939.797.050
Receita Patrimonial (1)	225.649.115.670	Outras Despesas Correntes	2.644.606.637.318
Receita Agropecuária (1)	24.458.906		
Receita Industrial (1)	23.178.619.342		
Receita de Serviços (1)	64.724.326.500		
Transferências Correntes (1)	138.197.839		
Outras Receitas Correntes (1)(2)	38.280.306.581		
Receitas Correntes - Operações Intraorçamentárias	**25.171.054.040**		
Impostos, Taxas e Contribuições de Melhoria (1)	3.559.917		
Contribuições (1)	24.955.968.109		
Receita Patrimonial (1)	6.330.651		
Receita Industrial (1)	18.027.243		
Receita de Serviços (1)	20.589.193		
Outras Receitas Correntes (1)(2)	166.578.927		
Deficit do Orçamento Corrente	**494.215.466.312**		
Total	**3.283.876.525.977**	**Total**	**3.778.091.992.289**
		Deficit do Orçamento Corrente	**494.215.466.312**
Receitas de Capital	**3.060.842.013.230**	**Despesas de Capital**	**2.530.076.241.814**
Operações de Crédito (3)	2.818.171.584.351	Investimentos	80.860.936.253
Alienação de Bens (3)	31.201.537.562	Inversões Financeiras	228.703.889.140
Amortização de Empréstimos (3)	40.962.151.250	Amortização da Dívida	2.220.511.416.421
Transferências de Capital (3)	128.786.853	**Reservas**	**36.550.305.104**
Outras Receitas de Capital (3)	170.377.953.214	Contingência	13.151.341.559
		Outras	23.398.963.545
Total	**3.060.842.013.230**	**Total**	**3.060.842.013.230**

Resumo

Receitas Correntes	**3.258.705.471.937**	**Despesas Correntes**	**3.778.091.992.289**
Receitas Correntes Intraorçamentárias	**25.171.054.040**	**Despesas de Capital**	**2.530.076.241.814**
Receitas de Capital	**3.060.842.013.230**	**Reservas**	**36.550.305.104**
Total	**6.344.718.539.207**	**Total**	**6.344.718.539.207**

(1) Inclui: (i) Multas e Juros de Mora do principal; (ii) Dívida ativa; (iii) Multas e Juros de Mora da Dívida Ativa.
(2) Inclui: Multas e Juros de Mora (do principal e da dívida ativa) das Receitas de Capital.
(3) Inclui: Dívida Ativa. Exclui: Multas e Juros de Mora do principal e da Dívida Ativa.

Quadro 2
Resumo Geral da Receita dos Orçamentos Fiscal e da Seguridade Social

LDO-2026, Anexo I, Inciso II. *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Categoria Econômica e Origem	Fiscal	Seguridade	Total
1.0.0.0.00.00	**Receitas Correntes**	**1.687.379.060.630**	**1.571.326.411.307**	**3.258.705.471.937**
1.1.0.0.00.00	Impostos, Taxas e Contribuições de Melhoria	1.258.792.034.154	659.245.085	1.259.451.279.239
1.2.0.0.00.00	Contribuições	119.063.476.975	1.528.195.690.885	1.647.259.167.860
1.3.0.0.00.00	Receita Patrimonial	211.130.771.243	14.518.344.427	225.649.115.670
1.4.0.0.00.00	Receita Agropecuária	24.458.906		24.458.906
1.5.0.0.00.00	Receita Industrial	23.177.602.425	1.016.917	23.178.619.342
1.6.0.0.00.00	Receita de Serviços	40.170.368.153	24.553.958.347	64.724.326.500
1.7.0.0.00.00	Transferências Correntes	130.441.789	7.756.050	138.197.839
1.9.0.0.00.00	Outras Receitas Correntes	34.889.906.985	3.390.399.596	38.280.306.581
2.0.0.0.00.00	**Receitas de Capital**	**3.060.833.707.304**	**8.305.926**	**3.060.842.013.230**
2.1.0.0.00.00	Operações de Crédito	2.818.171.584.351		2.818.171.584.351
2.2.0.0.00.00	Alienação de Bens	31.193.231.636	8.305.926	31.201.537.562
2.3.0.0.00.00	Amortização de Empréstimos	40.962.151.250		40.962.151.250
2.4.0.0.00.00	Transferências de Capital	128.786.853		128.786.853
2.9.0.0.00.00	Outras Receitas de Capital	170.377.953.214		170.377.953.214
7.0.0.0.00.00	**Receitas Correntes - Operações Intraorçamentárias**	**102.459.425**	**25.068.594.615**	**25.171.054.040**
7.1.0.0.00.00	Impostos, Taxas e Contribuições de Melhoria - Operações Intraorçamentárias	3.559.917		3.559.917
7.2.0.0.00.00	Contribuições - Operações Intraorçamentárias	4.641.536	24.951.326.573	24.955.968.109
7.3.0.0.00.00	Receita Patrimonial - Operações Intraorçamentárias	6.330.651		6.330.651
7.5.0.0.00.00	Receita Industrial - Operações Intraorçamentárias	18.027.243		18.027.243
7.6.0.0.00.00	Receita de Serviços - Operações Intraorçamentárias	20.503.435	85.758	20.589.193
7.9.0.0.00.00	Outras Receitas Correntes - Operações Intraorçamentárias	49.396.643	117.182.284	166.578.927
TOTAL		**4.748.315.227.359**	**1.596.403.311.848**	**6.344.718.539.207**

* As multas e juros de mora das receitas de capital são item da receita corrente

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
01.000	**Camara dos Deputados**		**137.312.519**
1050	Recursos Próprios Livres da UO		135.999.386
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		1.313.133
01.901	**Fundo Rotativo da Câmara dos Deputados**		**137.312.519**
1050	**Recursos Próprios Livres da UO**		**135.999.386**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.598.897
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	1.130
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	102.605.274
	1.3.6.1.01.1.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal	27.519.325
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	215.295
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	430.592
	1.9.1.1.09.0.2	Multas e Juros Previstos em Contratos - Multas e Juros	23.484
	1.9.2.1.99.0.1	Outras Indenizações - Principal	44.438
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	2.690.759
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	870.192
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**1.313.133**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	1.313.133
02.000	**Senado Federal**		**23.242.371**
1004	Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas		5.119.944
1050	Recursos Próprios Livres da UO		17.855.726
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		266.701
02.101	**Senado Federal**		**23.242.371**
1004	**Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e**		**5.119.944**
	1.6.3.2.01.0.1	Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal	5.119.944
1050	**Recursos Próprios Livres da UO**		**17.855.726**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	1.537.269
	1.3.6.1.01.1.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal	11.714.724
	1.5.1.1.01.0.1	Receita Industrial - Principal	2.532.340
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	435.905
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	743.604
	1.9.2.2.99.0.1	Outras Restituições - Principal	891.884
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**266.701**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	266.701
03.000	**Tribunal de Contas da União**		**36.089.262**
1050	Recursos Próprios Livres da UO		36.089.262
03.101	**Tribunal de Contas da União**		**36.089.262**
1050	**Recursos Próprios Livres da UO**		**36.089.262**
	1.3.6.1.01.1.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal	10.770.803
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	25.318.459
10.000	**Supremo Tribunal Federal**		**7.736.682**
1050	Recursos Próprios Livres da UO		232.204
1052	Recursos Livres da UO		119.478
1138	Melhoria da Prestação Jurisdicional		7.385.000
10.101	**Supremo Tribunal Federal**		**7.736.682**
1050	**Recursos Próprios Livres da UO**		**232.204**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	232.204

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1052	**Recursos Livres da UO**		**119.478**
	1.9.2.3.02.0.1	Ressarcimento de Custos - Principal	119.478
1138	**Melhoria da Prestação Jurisdicional**		**7.385.000**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	7.385.000
11.000	**Superior Tribunal de Justiça**		**8.119.855**
1050	Recursos Próprios Livres da UO		155.009
1052	Recursos Livres da UO		189.871
1138	Melhoria da Prestação Jurisdicional		7.774.975
11.101	**Superior Tribunal de Justiça**		**8.119.855**
1050	**Recursos Próprios Livres da UO**		**155.009**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	155.009
1052	**Recursos Livres da UO**		**189.871**
	1.9.2.3.02.0.1	Ressarcimento de Custos - Principal	189.871
1138	**Melhoria da Prestação Jurisdicional**		**7.774.975**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	7.774.975
12.000	**Justiça Federal**		**219.322.298**
1050	Recursos Próprios Livres da UO		9.322.298
1138	Melhoria da Prestação Jurisdicional		210.000.000
12.101	**Justiça Federal de Primeiro Grau**		**215.407.409**
1050	**Recursos Próprios Livres da UO**		**6.134.184**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	6.134.184
1138	**Melhoria da Prestação Jurisdicional**		**209.273.225**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	209.273.225
12.102	**Tribunal Regional Federal da 1a. Região**		**188.710**
1050	**Recursos Próprios Livres da UO**		**188.710**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	188.710
12.103	**Tribunal Regional Federal da 2a. Região**		**1.839.700**
1050	**Recursos Próprios Livres da UO**		**1.534.700**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	84.700
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.450.000
1138	**Melhoria da Prestação Jurisdicional**		**305.000**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	305.000
12.104	**Tribunal Regional Federal da 3a. Região**		**1.604.130**
1050	**Recursos Próprios Livres da UO**		**1.182.355**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	347.355
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	835.000
1138	**Melhoria da Prestação Jurisdicional**		**421.775**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	421.775
12.105	**Tribunal Regional Federal da 4a. Região**		**162.485**
1050	**Recursos Próprios Livres da UO**		**162.485**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	162.485
12.106	**Tribunal Regional Federal da 5a. Região**		**119.864**
1050	**Recursos Próprios Livres da UO**		**119.864**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	119.864
13.000	**Justiça Militar da União**		**240.672**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	Recursos Próprios Livres da UO		240.672
13.101	**Justiça Militar da União**		**240.672**
1050	**Recursos Próprios Livres da UO**		**240.672**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	20.824
	1.9.2.1.99.0.1	Outras Indenizações - Principal	219.848
14.000	**Justiça Eleitoral**		**115.828.008**
1052	Recursos Livres da UO		115.828.008
14.901	**Fundo Partidário**		**115.828.008**
1052	**Recursos Livres da UO**		**115.828.008**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	80.935.075
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	536.686
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	29.391.583
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	4.964.664
15.000	**Justiça do Trabalho**		**1.005.493.007**
1050	Recursos Próprios Livres da UO		25.493.004
1138	Melhoria da Prestação Jurisdicional		980.000.003
15.101	**Tribunal Superior do Trabalho**		**450.296**
1050	**Recursos Próprios Livres da UO**		**450.296**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	450.296
15.102	**Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro**		**21.823.002**
1050	**Recursos Próprios Livres da UO**		**40.172**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	40.172
1138	**Melhoria da Prestação Jurisdicional**		**21.782.830**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	21.782.830
15.103	**Tribunal Regional do Trabalho da 2a. Região - São Paulo**		**53.195.720**
1050	**Recursos Próprios Livres da UO**		**443.376**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	440.692
	1.9.2.3.03.0.1	Reversão de Garantias - Principal	2.684
1138	**Melhoria da Prestação Jurisdicional**		**52.752.344**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	52.752.344
15.104	**Tribunal Regional do Trabalho da 3a. Região - Minas Gerais**		**24.001.195**
1050	**Recursos Próprios Livres da UO**		**392.583**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	392.583
1138	**Melhoria da Prestação Jurisdicional**		**23.608.612**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	23.608.612
15.105	**Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul**		**35.968.314**
1050	**Recursos Próprios Livres da UO**		**5.219.257**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	219.257
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	5.000.000
1138	**Melhoria da Prestação Jurisdicional**		**30.749.057**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	30.749.057
15.106	**Tribunal Regional do Trabalho da 5a. Região - Bahia**		**21.805.580**
1050	**Recursos Próprios Livres da UO**		**671.205**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	671.205
1138	**Melhoria da Prestação Jurisdicional**		**21.134.375**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	21.134.375
15.107	**Tribunal Regional do Trabalho da 6a. Região - Pernambuco**		**3.366.944**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**252.174**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	252.174
1138	**Melhoria da Prestação Jurisdicional**		**3.114.770**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	3.114.770
15.108	**Tribunal Regional do Trabalho da 7a. Região - Ceará**		**10.314.626**
1050	**Recursos Próprios Livres da UO**		**368.136**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	368.136
1138	**Melhoria da Prestação Jurisdicional**		**9.946.490**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	9.946.490
15.109	**Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá**		**17.306.221**
1050	**Recursos Próprios Livres da UO**		**3.736.525**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	236.525
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.500.000
1138	**Melhoria da Prestação Jurisdicional**		**13.569.696**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	13.569.696
15.110	**Tribunal Regional do Trabalho da 9a. Região - Paraná**		**14.084.920**
1050	**Recursos Próprios Livres da UO**		**4.500.579**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	500.579
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	4.000.000
1138	**Melhoria da Prestação Jurisdicional**		**9.584.341**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	9.584.341
15.111	**Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins**		**19.607.987**
1050	**Recursos Próprios Livres da UO**		**567.556**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	567.556
1138	**Melhoria da Prestação Jurisdicional**		**19.040.431**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	19.040.431
15.112	**Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima**		**13.939.044**
1050	**Recursos Próprios Livres da UO**		**611.142**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	611.142
1138	**Melhoria da Prestação Jurisdicional**		**13.327.902**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	13.327.902
15.113	**Tribunal Regional do Trabalho da 12a. Região - Santa Catarina**		**12.309.141**
1050	**Recursos Próprios Livres da UO**		**31.810**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	31.810
1138	**Melhoria da Prestação Jurisdicional**		**12.277.331**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	12.277.331
15.114	**Tribunal Regional do Trabalho da 13a. Região - Paraíba**		**6.576.985**
1050	**Recursos Próprios Livres da UO**		**112.219**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	110.335
	1.6.9.9.99.0.1	Outros Serviços - Principal	1.884
1138	**Melhoria da Prestação Jurisdicional**		**6.464.766**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	6.464.766
15.115	**Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre**		**6.992.406**
1050	**Recursos Próprios Livres da UO**		**32.796**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	32.796
1138	**Melhoria da Prestação Jurisdicional**		**6.959.610**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	6.959.610
15.116	**Tribunal Regional do Trabalho da 15a. Região - Campinas/SP**		**46.419.069**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**499.873**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	499.873
1138	**Melhoria da Prestação Jurisdicional**		**45.919.196**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	45.919.196
15.117	**Tribunal Regional do Trabalho da 16a. Região - Maranhão**		**7.433.305**
1050	**Recursos Próprios Livres da UO**		**94.905**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	94.905
1138	**Melhoria da Prestação Jurisdicional**		**7.338.400**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	7.338.400
15.118	**Tribunal Regional do Trabalho da 17a. Região - Espírito Santo**		**8.444.363**
1050	**Recursos Próprios Livres da UO**		**539.056**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	539.056
1138	**Melhoria da Prestação Jurisdicional**		**7.905.307**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	7.905.307
15.119	**Tribunal Regional do Trabalho da 18a. Região - Goiás**		**14.354.224**
1050	**Recursos Próprios Livres da UO**		**953.267**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	953.267
1138	**Melhoria da Prestação Jurisdicional**		**13.400.957**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	13.400.957
15.120	**Tribunal Regional do Trabalho da 19a. Região - Alagoas**		**6.455.428**
1050	**Recursos Próprios Livres da UO**		**361.362**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	361.362
1138	**Melhoria da Prestação Jurisdicional**		**6.094.066**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	6.094.066
15.121	**Tribunal Regional do Trabalho da 20a. Região - Sergipe**		**6.010.792**
1050	**Recursos Próprios Livres da UO**		**159.629**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	159.629
1138	**Melhoria da Prestação Jurisdicional**		**5.851.163**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	5.851.163
15.122	**Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte**		**7.131.686**
1050	**Recursos Próprios Livres da UO**		**226.869**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	226.869
1138	**Melhoria da Prestação Jurisdicional**		**6.904.817**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	6.904.817
15.123	**Tribunal Regional do Trabalho da 22a. Região - Piauí**		**7.727.800**
1050	**Recursos Próprios Livres da UO**		**3.111.236**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	111.236
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.000.000
1138	**Melhoria da Prestação Jurisdicional**		**4.616.564**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	4.616.564
15.124	**Tribunal Regional do Trabalho da 23a. Região - Mato Grosso**		**10.193.016**
1050	**Recursos Próprios Livres da UO**		**2.019.547**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	19.547
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.000.000
1138	**Melhoria da Prestação Jurisdicional**		**8.173.469**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	8.173.469
15.125	**Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul**		**6.955.471**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**97.434**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	97.434
1138	**Melhoria da Prestação Jurisdicional**		**6.858.037**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	6.858.037
15.126	**Conselho Superior da Justiça do Trabalho**		**622.625.472**
1138	**Melhoria da Prestação Jurisdicional**		**622.625.472**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	622.625.472
16.000	**Justiça do Distrito Federal e dos Territórios**		**253.434.273**
1050	Recursos Próprios Livres da UO		90.279.633
1052	Recursos Livres da UO		112.614
1138	Melhoria da Prestação Jurisdicional		163.042.026
16.101	**Tribunal de Justiça do Distrito Federal**		**253.434.273**
1050	**Recursos Próprios Livres da UO**		**90.279.633**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	301.444
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	86.197.974
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	384.516
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.100.000
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	269.468
	7.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal - Operações Intraorçamentárias	26.231
1052	**Recursos Livres da UO**		**112.614**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	112.614
1138	**Melhoria da Prestação Jurisdicional**		**163.042.026**
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	163.042.026
17.000	**Conselho Nacional de Justiça**		**235.000.000**
1050	Recursos Próprios Livres da UO		235.000.000
17.101	**Conselho Nacional de Justiça**		**235.000.000**
1050	**Recursos Próprios Livres da UO**		**235.000.000**
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	5.000.000
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	230.000.000
20.000	**Presidência da República**		**507.987.567**
1037	Melhoria dos Serviços de Radiodifusão Pública		326.697.759
1050	Recursos Próprios Livres da UO		181.289.808
20.415	**Empresa Brasil de Comunicação S.A. - EBC**		**413.800.215**
1037	**Melhoria dos Serviços de Radiodifusão Pública**		**326.697.759**
	1.2.2.1.10.0.1	Contribuição para o Fomento da Radiodifusão Pública - Principal	326.196.926
	1.2.2.1.10.0.3	Contribuição para o Fomento da Radiodifusão Pública - Dívida Ativa	355.953
	7.2.2.1.10.0.1	Contribuição para o Fomento da Radiodifusão Pública - Principal - Operações Intraorçamentárias	144.880
1050	**Recursos Próprios Livres da UO**		**87.102.456**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	29.869.308
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	57.233.148
20.927	**Fundo de Imprensa Nacional**		**94.187.352**
1050	**Recursos Próprios Livres da UO**		**94.187.352**
	1.5.1.1.01.0.1	Receita Industrial - Principal	94.146.908
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	29.334
	7.5.1.1.01.0.1	Receita Industrial - Principal - Operações Intraorçamentárias	11.110
22.000	**Ministério da Agricultura e Pecuária**		**212.419.350**
1050	Recursos Próprios Livres da UO		75.145.437

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		6.478.751
1052	Recursos Livres da UO		106.026.776
1059	Recursos Próprios Destinados aos Serviços de Proteção de Cultivares		4.400.360
1075	CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional		295.410
1081	Convênios		165.000
1116	Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM		19.907.616
22.101	**Ministério da Agricultura e Pecuária - Administração Direta**		**130.529.598**
1052	**Recursos Livres da UO**		**105.926.212**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	8.767.023
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	97.150.921
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	8.268
1059	**Recursos Próprios Destinados aos Serviços de Proteção de Cultivares**		**4.400.360**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	4.400.360
1075	**CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional**		**295.410**
	1.2.2.1.03.0.1	Contribuição sobre Apostas em Competições Hípicas - Principal	170.849
	1.2.2.1.03.0.2	Contribuição sobre Apostas em Competições Hípicas - Multas e Juros	1.314
	1.2.2.1.03.0.3	Contribuição sobre Apostas em Competições Hípicas - Dívida Ativa	107.929
	1.2.2.1.03.0.4	Contribuição sobre Apostas em Competições Hípicas - Dívida Ativa - Multas e Juros	15.318
1116	**Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM**		**19.907.616**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	19.907.616
22.202	**Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA**		**81.765.038**
1050	**Recursos Próprios Livres da UO**		**75.121.287**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.603.082
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	3.527
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	3.720.376
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	9.280.544
	1.5.1.1.01.0.1	Receita Industrial - Principal	24.268
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	388.646
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	42.613.852
	1.6.1.1.03.0.2	Serviços de Registro, Certificação e Fiscalização - Multas e Juros	341.244
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	76.679
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	198.460
	1.9.2.1.99.0.1	Outras Indenizações - Principal	207.639
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	10.786.416
	1.9.2.2.99.0.1	Outras Restituições - Principal	165.402
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	3.711.152
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**6.478.751**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	6.478.751
1081	**Convênios**		**165.000**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	165.000
22.906	**Fundo de Defesa da Economia Cafeeira**		**124.714**
1050	**Recursos Próprios Livres da UO**		**24.150**
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	24.150
1052	**Recursos Livres da UO**		**100.564**
	2.2.1.2.04.0.3	Alienação de Estoques de Café - FUNCAFÉ - Dívida Ativa	100.564
24.000	**Ministério da Ciência, Tecnologia e Inovação**		**18.033.458.763**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	Recursos Próprios Livres da UO		2.369.107.539
1052	Recursos Livres da UO		560.465.208
1058	Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais		18.012.350
1065	Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas		74.877.944
1097	CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas		765.451.072
1098	CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas		1.786.052.501
1099	CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e		765.451.072
1100	CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas		1.786.052.501
1101	CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação)		4.082.405.718
1102	CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis,		1.020.601.429
1103	CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas		102.265.509
1104	CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		391.363.455
1105	CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		41.148.239
1106	Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções		3.378.449
1107	CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		741.937.042
1108	CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		640.024.175
1109	CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		89.545.210
1110	CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		48.467.038
1112	CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas		4.332.115
1113	Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no		92.583.537
1118	CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas		2.649.889.910
1119	Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções		46.750
24.101	**Ministério da Ciência, Tecnologia e Inovação - Administração Direta**		**92.583.537**
1113	**Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens**		**92.583.537**
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	92.300.128
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	283.409
24.110	**Ministério da Ciência, Tecnologia e Inovação – Receitas Específicas**		**1.424.245**
1050	**Recursos Próprios Livres da UO**		**1.424.245**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	298.032
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	181.246
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	940.809
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	4.158
24.201	**Conselho Nacional de Desenvolvimento Científico e Tecnológico**		**75.738.802**
1050	**Recursos Próprios Livres da UO**		**860.858**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	211.982
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	648.876
1065	**Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas**		**74.877.944**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	74.877.944
24.204	**Comissão Nacional de Energia Nuclear**		**169.338.744**
1050	**Recursos Próprios Livres da UO**		**151.326.394**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	191.381
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	6.554.617
	1.5.1.1.01.0.1	Receita Industrial - Principal	135.187.715
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	265.691
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	3.550.438
	1.6.1.1.04.0.2	Serviços de Informação e Tecnologia - Multas e Juros	2.016
	1.9.2.2.99.0.1	Outras Restituições - Principal	28.606

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	7.5.1.1.01.0.1	Receita Industrial - Principal - Operações Intraorçamentárias	5.541.953
	7.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal - Operações Intraorçamentárias	3.977
1058	**Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional,**		**18.012.350**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	18.012.350
24.209	**Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC**		**405.403**
1050	**Recursos Próprios Livres da UO**		**405.403**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	116.490
	1.5.1.1.01.0.1	Receita Industrial - Principal	288.913
24.901	**Fundo Nacional de Desenvolvimento Científico e Tecnológico**		**17.693.968.032**
1050	**Recursos Próprios Livres da UO**		**2.215.090.639**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.011.590.785
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	203.499.854
1052	**Recursos Livres da UO**		**560.465.208**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	560.465.208
1097	**CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas**		**765.451.072**
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	765.393.109
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	57.963
1098	**CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas**		**1.786.052.501**
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	1.785.917.254
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	135.247
1099	**CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções**		**765.451.072**
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	765.393.109
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	57.963
1100	**CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas**		**1.786.052.501**
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	1.785.917.254
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	135.247
1101	**CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à**		**4.082.405.718**
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	4.082.096.582
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	309.136
1102	**CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos**		**1.020.601.429**
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	1.020.524.145
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	77.284
1103	**CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas**		**102.265.509**
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	102.265.509
1104	**CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**391.363.455**
	1.2.2.1.06.0.1	Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal	160.006.044
	1.2.2.1.11.1.1	Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Principal	1.055.644
	1.2.2.1.11.1.2	Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Multas e Juros	27.384
	1.2.2.1.11.2.1	Contribuição sobre o Faturamento das Empresas de Informática Instaladas nas Demais Regiões - Principal	12.116.760
	1.3.4.1.03.3.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	185.484.260
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	10.255.570
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	31.490

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.4.5.03.1.1	Utilização de Recursos Hídricos - Itaipu - Principal	9.284.854
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	13.101.449
1105	**CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**41.148.239**
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	41.022.279
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	125.960
1106	**Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções**		**3.378.449**
	1.1.2.1.02.3.1	Taxa de Fiscalização de Instalação - TFI - Proveniente da Utilização de Posições Orbitais - Principal	1.592.169
	1.1.2.1.02.4.1	Taxa de Fiscalização de Funcionamento - TFF - Proveniente da Utilização de Posições Orbitais - Principal	1.599.280
	1.3.3.3.05.0.1	Cessão do Direito de Exploração de Satélite Brasileiro - Principal	168.000
	1.3.3.3.99.2.1	Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal	19.000
1107	**CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**741.937.042**
	1.3.4.1.03.3.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	741.937.042
1108	**CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**640.024.175**
	1.2.2.1.06.0.1	Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal	640.024.175
1109	**CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**89.545.210**
	1.3.4.5.03.1.1	Utilização de Recursos Hídricos - Itaipu - Principal	37.139.416
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	52.405.794
1110	**CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**48.467.038**
	1.2.2.1.11.2.1	Contribuição sobre o Faturamento das Empresas de Informática Instaladas nas Demais Regiões - Principal	48.467.038
1112	**CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas**		**4.332.115**
	1.2.2.1.11.1.1	Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Principal	4.222.577
	1.2.2.1.11.1.2	Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Multas e Juros	109.538
1118	**CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas**		**2.649.889.910**
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	25.566.377
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	2.551.310.364
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	193.210
	1.2.2.1.09.2.1	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Principal	71.290.028
	1.2.2.1.09.2.2	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Multas e Juros	458.440
	1.2.2.1.09.2.3	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Dívida Ativa	1.071.491
1119	**Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções**		**46.750**
	1.3.3.3.05.0.1	Cessão do Direito de Exploração de Satélite Brasileiro - Principal	42.000
	1.3.3.3.99.2.1	Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal	4.750
25.000	**Ministério da Fazenda**		**23.385.220.574**
1015	Casa da Moeda		272.527.438
1018	Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios		64.197.678
1031	FUNDAF - PGFN		4.752.353.116
1032	FUNDAF - RFB		15.274.068.392
1050	Recursos Próprios Livres da UO		1.763.422.118
1052	Recursos Livres da UO		1.258.651.832
25.101	**Ministério da Fazenda - Administração Direta**		**64.197.678**
1018	**Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de**		**64.197.678**
	1.1.2.1.08.0.1	Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Principal	29.922.249

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.1.2.1.09.0.1	Taxa de Autorização para a Distribuição Gratuita de Prêmios - Principal	34.275.429
25.103	**Secretaria Especial da Receita Federal do Brasil**		**15.546.822.781**
1015	**Casa da Moeda**		**272.527.438**
	1.1.2.2.01.0.1	Taxas pela Prestação de Serviços em Geral - Principal	272.527.438
1032	**FUNDAF - RFB**		**15.274.068.392**
	1.1.1.1.01.0.2	Imposto sobre a Importação - Multas e Juros	179.215.709
	1.1.1.1.01.0.7	Imposto sobre a Importação - Multas da Dívida Ativa	379.015
	1.1.1.2.01.2.2	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Multas e Juros	13.772.742
	1.1.1.2.01.2.7	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Multas da Dívida Ativa	699.611
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	1.862.475.477
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	159.349.168
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	3.081.135.853
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	274.200.472
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	850.338.774
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	51.608.538
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	284.292
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	38.123.907
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	369.148.107
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	40.712.290
	1.1.1.5.02.0.2	Imposto sobre Operações Financeiras - IOF - Demais Operações - Multas e Juros	188.823.391
	1.1.1.5.02.0.7	Imposto sobre Operações Financeiras - IOF - Demais Operações - Multas da Dívida Ativa	5.690.507
	1.1.1.9.99.0.2	Outros Impostos - Multas e Juros	2.343.935
	1.1.1.9.99.0.4	Outros Impostos - Dívida Ativa - Multas e Juros	41.173
	1.1.2.1.06.0.1	Taxa de Utilização do Sistema Integrado de Comércio Exterior – SISCOMEX - Principal	520.505.460
	1.1.2.1.07.0.1	Taxa de Utilização do Mercante - TUM - Principal	17.747.804
	1.2.1.1.01.0.6	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros do Principal	1.889.869.157
	1.2.1.1.02.0.6	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros do Principal	370.816.984
	1.2.1.1.49.0.6	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Juros do Principal	1.116.088.972
	1.2.1.2.01.0.6	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros do Principal	802.655.174
	1.2.1.2.02.0.6	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros do Principal	85.101.661
	1.2.1.2.49.0.6	Contribuição para o PIS/PASEP - Parcelamentos - Juros do Principal	382.625.657
	1.2.1.3.01.0.6	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros do Principal	1.331.639.706
	1.2.1.3.02.0.6	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros do Principal	141.200.682
	1.2.1.3.49.0.6	Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Juros do Principal	329.520.320
	1.2.1.5.01.1.6	Contribuição do Servidor Civil Ativo - Juros do Principal	1.748.701
	1.2.2.1.02.0.1	Contribuição de Lojas Francas, Entrepostos Aduaneiros e Depósitos Alfandegários - Principal	244.571.216
	1.2.2.1.05.0.2	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Multas e Juros	4.241.256
	1.2.2.1.07.0.2	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Multas e Juros	12.361.175
	1.2.2.1.07.0.4	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa - Multas e Juros	289.858
	1.2.2.1.08.2.7	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Multas da Dívida Ativa	145.576
	1.2.2.1.99.2.4	Outras Contribuições Econômicas – Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros	188.233
	1.3.1.1.02.4.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – RFB/FUNDAF - Principal	1.469
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	6.181.736

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	55.226
	1.9.3.1.02.1.1	Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Principal	160.170.679
	1.9.3.1.02.1.2	Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Multas e Juros	797.111
	1.9.9.9.99.1.2	Outras Receitas Arrecadadas e Projetadas pela RFB - Multas e Juros	70.669.571
	1.9.9.9.99.1.3	Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa	652.135.021
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	12.665.863
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	339.790
	7.2.1.5.02.1.6	Contribuição Patronal - Servidor Civil Ativo - Juros do Principal - Operações Intraorçamentárias	1.391.373
1050	**Recursos Próprios Livres da UO**		**226.951**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.903
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	165.506
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	57.542
25.104	**Procuradoria-Geral da Fazenda Nacional**		**4.752.353.116**
1031	**FUNDAF - PGFN**		**4.752.353.116**
	1.1.1.1.01.0.8	Imposto sobre a Importação - Juros da Dívida Ativa	4.089.371
	1.1.1.2.01.2.8	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Juros da Dívida Ativa	1.234.967
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	265.644.497
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	597.161.634
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	109.836.195
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	122.551.898
	1.1.1.5.02.0.8	Imposto sobre Operações Financeiras - IOF - Demais Operações - Juros da Dívida Ativa	27.929.712
	1.1.1.9.99.0.4	Outros Impostos - Dívida Ativa - Multas e Juros	155.124
	1.2.1.1.01.0.8	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa	297.620.775
	1.2.1.1.02.0.8	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa	48.557.214
	1.2.1.1.49.0.8	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Juros da Dívida Ativa	955.407.558
	1.2.1.2.01.0.8	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa	68.913.595
	1.2.1.2.02.0.8	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa	10.477.567
	1.2.1.2.49.0.8	Contribuição para o PIS/PASEP - Parcelamentos - Juros da Dívida Ativa	247.958.372
	1.2.1.3.01.0.8	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa	123.185.626
	1.2.1.3.02.0.8	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa	32.616.725
	1.2.1.3.49.0.8	Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Juros da Dívida Ativa	417.400.779
	1.2.2.1.07.0.4	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa - Multas e Juros	803.871
	1.2.2.1.08.2.8	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Juros da Dívida Ativa	1.277.703
	1.2.2.1.99.2.4	Outras Contribuições Econômicas – Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros	5.951.456
	1.9.9.9.12.1.1	Encargos Legais pela Inscrição em Dívida Ativa - Principal	1.413.578.477
25.203	**Comissão de Valores Mobiliários**		**972.898.516**
1050	**Recursos Próprios Livres da UO**		**682.944**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	682.944
1052	**Recursos Livres da UO**		**972.215.572**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	838.510.740
	1.1.2.1.01.0.2	Taxas de Inspeção, Controle e Fiscalização - Multas e Juros	204.214
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	8.947.719
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	102.765.012

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos		
	1.9.1.1.01.0.3 Multas Previstas em Legislação Específica - Dívida Ativa	21.787.887
25.208	**Superintendência de Seguros Privados**	**325.233.432**
1050	**Recursos Próprios Livres da UO**	**38.797.172**
	1.3.2.1.01.1.1 Remuneração de Depósitos Bancários - Geral - Principal	38.664.384
	1.6.4.1.01.0.1 Retorno de Operações, Juros e Encargos Financeiros - Principal	132.788
1052	**Recursos Livres da UO**	**286.436.260**
	1.1.2.1.01.0.1 Taxas de Inspeção, Controle e Fiscalização - Principal	276.903.250
	1.1.2.1.01.0.3 Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	1.825
	1.9.1.1.01.0.1 Multas Previstas em Legislação Específica - Principal	8.294.151
	1.9.1.1.01.0.3 Multas Previstas em Legislação Específica - Dívida Ativa	1.237.034
25.903	**Fundo de Compensação e Variações Salariais**	**1.723.715.051**
1050	**Recursos Próprios Livres da UO**	**1.723.715.051**
	1.3.2.1.01.1.1 Remuneração de Depósitos Bancários - Geral - Principal	1.625.480.623
	1.6.4.1.01.0.1 Retorno de Operações, Juros e Encargos Financeiros - Principal	98.234.428
26.000	**Ministério da Educação**	**21.938.393.583**
1004	Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas	41.872.914
1012	Manutenção e Desenvolvimento do Ensino	380.611.197
1048	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social	409.001
1049	Recursos Próprios da UO para Aplicação em Seguridade Social	443.579.828
1050	Recursos Próprios Livres da UO	1.226.504.758
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	10.257.088
1081	Convênios	41.548.883
1095	Doações Estrangeiras	666.666
1128	Custeio das Comissões de Avaliação - INEP	22.717.187
1133	Educação Básica, Vedado o Pagamento de Despesas com Pessoal	16.374.766.317
1134	Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com Pessoal	108.622.039
1142	Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação	135.024.052
1151	Recursos para a educação pública, com prioridade para a educação básica, para políticas de	2.894.270.096
1444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o	135.636.544
9142	Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação	121.907.013
26.101	**Ministério da Educação - Administração Direta**	**3.531.812.358**
1012	**Manutenção e Desenvolvimento do Ensino**	**380.611.197**
	1.9.2.2.01.1.1 Restituição de Convênios - Primárias - Principal	378.954.228
	1.9.2.2.06.3.1 Restituição de Despesas Primárias de Exercícios Anteriores - Principal	1.656.969
1142	**Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de**	**135.024.052**
	1.3.9.1.01.7.1 Participação da União em Receita de Loteria de AQF - Principal	135.024.052
1151	**Recursos para a educação pública, com prioridade para a educação básica, para políticas de**	**2.894.270.096**
	1.3.4.1.02.4.1 Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	804.926.194
	1.3.4.1.03.4.1 Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	1.609.852.649
	1.3.4.1.04.4.1 Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	479.491.253
9142	**Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de**	**121.907.013**
	1.3.9.1.01.7.1 Participação da União em Receita de Loteria de AQF - Principal	121.907.013
26.105	**Instituto Benjamin Constant**	**1.245.600**
1050	**Recursos Próprios Livres da UO**	**1.245.600**
	1.3.1.1.02.1.1 Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	739.200
	1.6.1.1.02.0.1 Inscrição em Concursos e Processos Seletivos - Principal	506.400

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
26.201	**Colégio Pedro II**		**4.278.185**
1050	**Recursos Próprios Livres da UO**		**4.278.185**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	96.597
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	6.520
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	4.173.250
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	1.818
26.230	**Fundação Universidade Federal do Vale do São Francisco**		**534.548**
1050	**Recursos Próprios Livres da UO**		**534.548**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	123.446
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	30.102
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	381.000
26.231	**Universidade Federal de Alagoas**		**9.012.480**
1050	**Recursos Próprios Livres da UO**		**8.932.480**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	723.166
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	71.750
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	7.138.400
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	999.164
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**80.000**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	80.000
26.232	**Universidade Federal da Bahia**		**22.890.514**
1050	**Recursos Próprios Livres da UO**		**22.890.514**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.401.999
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	18.919.406
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.550.260
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	18.849
26.233	**Universidade Federal do Ceará**		**10.496.314**
1050	**Recursos Próprios Livres da UO**		**9.697.701**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.522.619
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	2.143
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	8.920
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	5.972.135
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	305.611
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	357.237
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	1.529.036
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**798.613**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	798.613
26.234	**Universidade Federal do Espírito Santo**		**22.012.221**
1050	**Recursos Próprios Livres da UO**		**22.012.221**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.028.983
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	469.716
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	18.423.612
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	63.012
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	26.898
26.235	**Universidade Federal de Goiás**		**24.107.347**
1050	**Recursos Próprios Livres da UO**		**24.107.347**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	896.381
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	23.202.804
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	1.639
	1.9.2.2.99.0.1	Outras Restituições - Principal	6.523
26.236	**Universidade Federal Fluminense**		**34.926.729**
1050	**Recursos Próprios Livres da UO**		**34.926.729**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.204.623
	1.5.1.1.01.0.1	Receita Industrial - Principal	50.127
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	33.357.747
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	288.173
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	14.546
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	11.513
26.237	**Universidade Federal de Juiz de Fora**		**272.250.956**
1050	**Recursos Próprios Livres da UO**		**272.250.956**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	323.027
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	7.116.483
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	254.827.904
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	5.463.966
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	1.248
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	4.494.132
	1.6.9.9.99.0.1	Outros Serviços - Principal	1.497
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	16.778
	1.9.2.2.99.0.1	Outras Restituições - Principal	3.533
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	2.388
26.238	**Universidade Federal de Minas Gerais**		**33.435.970**
1050	**Recursos Próprios Livres da UO**		**33.435.970**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	8.419.778
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	44.044
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	1.049.187
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	13.619
	1.5.1.1.01.0.1	Receita Industrial - Principal	151.555
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	21.316.500
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.104.512
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	281.925
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	37.151
	1.9.2.2.99.0.1	Outras Restituições - Principal	17.699
26.239	**Universidade Federal do Pará**		**16.855.491**
1050	**Recursos Próprios Livres da UO**		**16.310.258**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	861.465
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	672.180
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	10.582.532
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.835.100
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	1.358.981
1081	**Convênios**		**545.233**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	545.233
26.240	**Universidade Federal da Paraíba**		**6.801.595**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**6.801.595**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.441.038
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	1.116
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.129.731
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.229.710
26.241	**Universidade Federal do Paraná**		**33.587.318**
1050	**Recursos Próprios Livres da UO**		**21.519.111**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	2.953.079
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	918.529
	1.5.1.1.01.0.1	Receita Industrial - Principal	14.576
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	13.500.264
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	263.796
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	3.058.966
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	809.901
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**212.011**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	212.011
1081	**Convênios**		**11.856.196**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	5.548.416
	1.7.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	7.780
	2.4.2.2.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	6.300.000
26.242	**Universidade Federal de Pernambuco**		**24.866.010**
1050	**Recursos Próprios Livres da UO**		**21.098.491**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.862.771
	1.3.5.1.04.0.1	Royalties pela Comercialização de Produtos Resultantes de Criação Protegida - Principal	11.399
	1.5.1.1.01.0.1	Receita Industrial - Principal	9.633
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	14.385.785
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	471.865
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	330.277
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	7.116
	1.9.2.2.99.0.1	Outras Restituições - Principal	384.929
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	3.634.716
1081	**Convênios**		**3.767.519**
	1.7.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	3.714.130
	2.4.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	53.389
26.243	**Universidade Federal do Rio Grande do Norte**		**34.560.602**
1050	**Recursos Próprios Livres da UO**		**34.476.178**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	2.137.331
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	25.326.365
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	5.024.600
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	319.400
	7.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal - Operações Intraorçamentárias	99.905
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	1.568.577
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**84.424**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	84.424
26.244	**Universidade Federal do Rio Grande do Sul**		**35.701.141**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**35.701.141**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.849.684
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	457.152
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	33.273.405
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	120.900
26.245	**Universidade Federal do Rio de Janeiro**		**61.332.109**
1050	**Recursos Próprios Livres da UO**		**61.332.109**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	46.876.686
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	21.880
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	10.802.162
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.389.424
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	37.853
	1.9.2.2.99.0.1	Outras Restituições - Principal	204.104
26.246	**Universidade Federal de Santa Catarina**		**53.868.126**
1050	**Recursos Próprios Livres da UO**		**53.868.126**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.359.245
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	772.947
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	1.733.662
	1.5.1.1.01.0.1	Receita Industrial - Principal	157.546
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	40.985.001
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	4.551.228
	1.9.2.1.99.0.1	Outras Indenizações - Principal	847.572
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.312.422
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	148.503
26.247	**Universidade Federal de Santa Maria**		**4.152.998**
1050	**Recursos Próprios Livres da UO**		**4.152.998**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	838.161
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	118.662
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.191.579
	1.9.2.2.99.0.1	Outras Restituições - Principal	4.596
26.248	**Universidade Federal Rural de Pernambuco**		**706.255**
1050	**Recursos Próprios Livres da UO**		**706.255**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	378.724
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	284.568
	1.9.2.2.99.0.1	Outras Restituições - Principal	42.963
26.249	**Universidade Federal Rural do Rio de Janeiro**		**2.110.774**
1050	**Recursos Próprios Livres da UO**		**2.110.774**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.476.698
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	566.906
	1.9.2.2.99.0.1	Outras Restituições - Principal	67.170
26.250	**Fundação Universidade Federal de Roraima**		**2.258.126**
1050	**Recursos Próprios Livres da UO**		**2.258.126**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	403.587
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	306.538
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.452.446
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	21.516

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.2.2.99.0.1	Outras Restituições - Principal	68.258
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	5.781
26.251	**Fundação Universidade Federal do Tocantins**		**5.885.647**
1050	**Recursos Próprios Livres da UO**		**5.885.647**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	262.055
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	1.524
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.521.873
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.014.790
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	85.405
26.252	**Universidade Federal de Campina Grande**		**556.040**
1050	**Recursos Próprios Livres da UO**		**556.040**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	440.099
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	115.941
26.253	**Universidade Federal Rural da Amazônia**		**516.907**
1050	**Recursos Próprios Livres da UO**		**516.907**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	55.159
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	461.748
26.254	**Universidade Federal do Triângulo Mineiro**		**1.079.762**
1050	**Recursos Próprios Livres da UO**		**1.079.762**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	163.614
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	118.520
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	763.510
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	1.560
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	6.995
	1.9.2.1.01.0.1	Indenizações por Danos Causados ao Patrimônio Público - Principal	5.128
	1.9.2.2.99.0.1	Outras Restituições - Principal	20.435
26.255	**Universidade Federal dos Vales do Jequitinhonha e Mucuri**		**3.078.948**
1050	**Recursos Próprios Livres da UO**		**3.078.948**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	43.274
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	295.156
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	370.325
	1.6.1.1.01.0.2	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Multas e Juros	1.998
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.306.107
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	62.088
26.256	**Centro Federal de Educação Tecnológica Celso Suckow da Fonseca**		**1.301.085**
1050	**Recursos Próprios Livres da UO**		**1.301.085**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	79.261
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	269.174
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	952.650
26.257	**Centro Federal de Educação Tecnológica de Minas Gerais**		**5.472.753**
1050	**Recursos Próprios Livres da UO**		**5.472.753**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	373.453
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.768.168
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.266.229
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	64.903
26.258	**Universidade Tecnológica Federal do Paraná**		**8.078.022**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**8.078.022**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	208.950
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	288.849
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	7.133.052
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	391.626
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	52.068
	1.9.2.2.99.0.1	Outras Restituições - Principal	3.477
26.260	**Universidade Federal de Alfenas**		**2.886.289**
1050	**Recursos Próprios Livres da UO**		**2.886.289**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	16.222
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.655.029
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	176.580
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	38.458
26.261	**Universidade Federal de Itajubá**		**2.503.084**
1050	**Recursos Próprios Livres da UO**		**2.503.084**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	135.324
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.234.332
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	277.300
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	672.588
	1.6.9.9.99.0.1	Outros Serviços - Principal	172.949
	1.9.2.1.99.0.1	Outras Indenizações - Principal	10.591
26.262	**Universidade Federal de São Paulo**		**11.188.020**
1050	**Recursos Próprios Livres da UO**		**11.188.020**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	84.132
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	2.458.179
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.281.000
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	6.337.172
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	9.156
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	18.381
26.263	**Universidade Federal de Lavras**		**9.398.195**
1050	**Recursos Próprios Livres da UO**		**9.398.195**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	398.494
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	1.062.821
	1.5.1.1.01.0.1	Receita Industrial - Principal	73.837
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	5.986.764
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.756.165
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	89.202
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	30.912
26.264	**Universidade Federal Rural do Semi-Árido**		**1.016.331**
1050	**Recursos Próprios Livres da UO**		**865.047**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	214.477
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	40.836
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	406.666
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	96.250
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	106.818
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**151.284**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	151.284
26.266	**Fundação Universidade Federal do Pampa**		**1.306.525**
1050	**Recursos Próprios Livres da UO**		**576.359**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	82.370
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	35.304
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	284.685
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	174.000
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**63.500**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	63.500
1095	**Doações Estrangeiras**		**666.666**
	2.4.6.1.01.0.1	Transferências do Exterior para Órgãos e Entidades da União - Principal	666.666
26.267	**Universidade Federal da Integração Latino Americana**		**7.859.805**
1050	**Recursos Próprios Livres da UO**		**5.594.163**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	5.365.973
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	12.256
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	117.108
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	98.826
1081	**Convênios**		**2.265.642**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	2.015.642
	2.4.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	250.000
26.268	**Fundação Universidade Federal de Rondônia**		**389.559**
1050	**Recursos Próprios Livres da UO**		**389.559**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	46.808
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.621
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	340.130
26.269	**Fundação Universidade do Rio de Janeiro**		**338.094**
1050	**Recursos Próprios Livres da UO**		**338.094**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	110.540
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	225.950
	1.6.9.9.99.0.1	Outros Serviços - Principal	1.604
26.270	**Fundação Universidade do Amazonas**		**8.866.619**
1050	**Recursos Próprios Livres da UO**		**8.682.587**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	904.555
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	99.510
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	11.419
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.529.312
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	4.973.315
	1.9.2.2.99.0.1	Outras Restituições - Principal	164.476
1081	**Convênios**		**184.032**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	184.032
26.271	**Fundação Universidade de Brasília**		**80.824.315**
1050	**Recursos Próprios Livres da UO**		**79.716.492**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	39.608.036
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	73.601
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	533.697
	1.3.9.9.99.0.1	Outras Receitas Patrimoniais - Principal	4.493.703

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	326.598
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	33.950.408
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	545.544
	1.6.9.9.99.0.1	Outros Serviços - Principal	24.350
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	160.555
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**1.107.823**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	1.107.823
26.272		**Fundação Universidade Federal do Maranhão**	**8.665.675**
1050		**Recursos Próprios Livres da UO**	**8.665.675**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	568.765
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	466.664
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	5.253.062
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.579.500
	1.9.2.2.99.0.1	Outras Restituições - Principal	13.411
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	784.273
26.273		**Fundação Universidade Federal do Rio Grande**	**933.936**
1050		**Recursos Próprios Livres da UO**	**933.936**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	112.059
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	28.669
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	793.208
26.274		**Universidade Federal de Uberlândia**	**16.111.445**
1050		**Recursos Próprios Livres da UO**	**8.161.445**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	784.221
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	5.005
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.908.315
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.317.624
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	89.292
	1.9.2.2.99.0.1	Outras Restituições - Principal	56.988
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**250.000**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	250.000
1081		**Convênios**	**7.700.000**
	1.7.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	7.700.000
26.275		**Fundação Universidade Federal do Acre**	**1.202.364**
1050		**Recursos Próprios Livres da UO**	**949.864**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	46.284
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	416.580
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	487.000
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**252.500**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	252.500
26.276		**Fundação Universidade Federal de Mato Grosso**	**6.956.861**
1050		**Recursos Próprios Livres da UO**	**6.171.958**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	830.862
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.456.643
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.314.180
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	1.570.273
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**784.903**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	784.903
26.277	**Fundação Universidade Federal de Ouro Preto**		**4.680.633**
1050	**Recursos Próprios Livres da UO**		**4.680.633**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	989.390
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.343.015
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	136.850
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	3.037
	1.9.2.2.99.0.1	Outras Restituições - Principal	208.341
26.278	**Fundação Universidade Federal de Pelotas**		**3.239.463**
1050	**Recursos Próprios Livres da UO**		**2.791.044**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	212.615
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.680
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	302.439
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.154.840
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	2.030
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	2.376
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	114.064
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**314.100**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	314.100
1081	**Convênios**		**134.319**
	1.7.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	134.319
26.279	**Fundação Universidade Federal do Piauí**		**6.844.799**
1050	**Recursos Próprios Livres da UO**		**6.844.799**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	213.101
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	4.582.343
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.688.186
	1.6.9.9.99.0.1	Outros Serviços - Principal	37.074
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	318.361
	1.9.2.2.99.0.1	Outras Restituições - Principal	5.734
26.280	**Fundação Universidade Federal de São Carlos**		**15.324.656**
1050	**Recursos Próprios Livres da UO**		**15.324.656**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	24.454
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	15.286.094
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	14.108
26.281	**Fundação Universidade Federal de Sergipe**		**3.603.519**
1050	**Recursos Próprios Livres da UO**		**3.603.519**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.122.034
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	386.043
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.542.534
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	528.500
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	24.408
26.282	**Fundação Universidade Federal de Viçosa**		**13.108.801**
1050	**Recursos Próprios Livres da UO**		**12.798.307**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	809.787
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	987.459
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	10.298.571

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	687.588
	1.9.2.2.99.0.1	Outras Restituições - Principal	14.902
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**310.494**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	310.494
26.283		**Fundação Universidade Federal de Mato Grosso do Sul**	**46.457.662**
1004		**Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e**	**41.872.914**
	1.6.3.2.01.0.1	Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal	41.872.914
1050		**Recursos Próprios Livres da UO**	**4.086.438**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.249.372
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	13.348
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.670.034
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	150.000
	1.6.9.9.99.0.1	Outros Serviços - Principal	3.684
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**498.310**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	498.310
26.284		**Fundação Universidade Federal de Ciências da Saúde de Porto Alegre**	**1.029.612**
1050		**Recursos Próprios Livres da UO**	**1.029.612**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	34.605
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	404.700
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	200.821
	1.9.2.2.99.0.1	Outras Restituições - Principal	389.486
26.285		**Fundação Universidade Federal de São João del-Rei**	**757.238**
1050		**Recursos Próprios Livres da UO**	**757.238**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	160.450
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	469.206
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	101.520
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	26.062
26.286		**Fundação Universidade Federal do Amapá**	**2.983.082**
1050		**Recursos Próprios Livres da UO**	**2.983.082**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	165.996
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.817.086
26.290		**Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira**	**240.702.462**
1050		**Recursos Próprios Livres da UO**	**217.985.275**
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	217.985.275
1128		**Custeio das Comissões de Avaliação - INEP**	**22.717.187**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	22.717.187
26.291		**Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior**	**1.874.286**
1050		**Recursos Próprios Livres da UO**	**1.874.286**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	1.874.286
26.292		**Fundação Joaquim Nabuco**	**18.104**
1050		**Recursos Próprios Livres da UO**	**18.104**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	15.690
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.414
26.294		**Hospital de Clínicas de Porto Alegre**	**178.111.462**
1048		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social**	**409.001**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	409.001

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**172.391.340**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	6.626.011
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	7.849.902
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	3.516.875
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	63.596.501
	1.6.3.1.01.0.1	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal	86.429.086
	1.6.3.1.01.0.2	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Multas e Juros	1.872
	1.6.9.9.99.0.1	Outros Serviços - Principal	68.832
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	332.544
	1.9.2.3.99.0.1	Outros Ressarcimentos - Principal	3.883.959
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	5.001
	7.6.3.1.01.0.1	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal - Operações Intraorçamentárias	80.757
1081	**Convênios**		**5.311.121**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	5.311.121
26.298	**Fundo Nacional de Desenvolvimento da Educação**		**16.619.024.900**
1133	**Educação Básica, Vedado o Pagamento de Despesas com Pessoal**		**16.374.766.317**
	1.2.1.9.04.1.1	Contribuição Social do Salário-Educação - Principal	15.902.554.890
	1.2.1.9.04.1.2	Contribuição Social do Salário-Educação - Multas e Juros	101.291.315
	1.2.1.9.04.1.3	Contribuição Social do Salário-Educação - Dívida Ativa	277.222.532
	1.2.1.9.04.1.4	Contribuição Social do Salário-Educação - Dívida Ativa - Multas e Juros	93.697.580
1134	**Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com**		**108.622.039**
	1.3.2.1.01.2.1	Remuneração de Depósitos Bancários – Salário-Educação - Principal	108.622.039
1444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**135.636.544**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	135.636.544
26.350	**Fundação Universidade Federal da Grande Dourados**		**2.035.955**
1050	**Recursos Próprios Livres da UO**		**2.035.955**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	247.985
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	765.492
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	991.000
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	31.478
26.351	**Universidade Federal do Recôncavo da Bahia**		**2.498.541**
1050	**Recursos Próprios Livres da UO**		**2.498.541**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	35.179
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	93.300
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.191.887
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	178.175
26.352	**Fundação Universidade Federal do ABC**		**2.905.728**
1050	**Recursos Próprios Livres da UO**		**2.905.728**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	240.108
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	197.023
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.992.935
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	130.710
	1.6.9.9.99.0.1	Outros Serviços - Principal	316.678
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	28.274
26.402	**Instituto Federal de Alagoas**		**2.726.948**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III.

Valores em R$1,00.
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos		
1050	**Recursos Próprios Livres da UO**	**2.726.948**
	1.3.1.1.01.1.1 Aluguéis e Arrendamentos - Principal	74.267
	1.3.1.1.02.1.1 Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	209.326
	1.3.2.1.01.1.1 Remuneração de Depósitos Bancários - Geral - Principal	480.792
	1.4.1.1.01.0.1 Receita Agropecuária - Principal	38.716
	1.6.1.1.01.0.1 Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	515.575
	1.6.1.1.02.0.1 Inscrição em Concursos e Processos Seletivos - Principal	1.408.272
26.403	**Instituto Federal do Amazonas**	**54.923**
1050	**Recursos Próprios Livres da UO**	**54.923**
	1.3.1.1.01.1.1 Aluguéis e Arrendamentos - Principal	9.027
	1.4.1.1.01.0.1 Receita Agropecuária - Principal	8.872
	1.6.1.1.01.0.1 Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	37.024
26.404	**Instituto Federal Baiano**	**680.689**
1050	**Recursos Próprios Livres da UO**	**680.689**
	1.3.1.1.01.1.1 Aluguéis e Arrendamentos - Principal	92.112
	1.3.1.1.02.1.1 Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	5.683
	1.4.1.1.01.0.1 Receita Agropecuária - Principal	461.612
	1.6.1.1.01.0.1 Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	83.789
	1.9.2.2.99.0.1 Outras Restituições - Principal	37.493
26.405	**Instituto Federal do Ceará**	**1.700.799**
1050	**Recursos Próprios Livres da UO**	**1.411.989**
	1.3.1.1.01.1.1 Aluguéis e Arrendamentos - Principal	185.179
	1.4.1.1.01.0.1 Receita Agropecuária - Principal	426.797
	1.6.1.1.01.0.1 Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	291.397
	1.6.1.1.04.0.1 Serviços de Informação e Tecnologia - Principal	475.176
	1.9.1.1.09.0.1 Multas e Juros Previstos em Contratos - Principal	20.669
	1.9.2.2.99.0.1 Outras Restituições - Principal	12.771
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**288.810**
	2.2.1.3.01.0.1 Alienação de Bens Móveis e Semoventes - Principal	288.810
26.406	**Instituto Federal do Espírito Santo**	**2.257.215**
1050	**Recursos Próprios Livres da UO**	**2.257.215**
	1.3.1.1.01.1.1 Aluguéis e Arrendamentos - Principal	246.021
	1.4.1.1.01.0.1 Receita Agropecuária - Principal	270.791
	1.5.1.1.01.0.1 Receita Industrial - Principal	820.347
	1.6.1.1.01.0.1 Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	646.286
	1.9.1.1.09.0.1 Multas e Juros Previstos em Contratos - Principal	258.400
	1.9.9.9.99.2.1 Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	15.370
26.407	**Instituto Federal Goiano**	**2.058.360**
1050	**Recursos Próprios Livres da UO**	**2.058.360**
	1.3.1.1.01.1.1 Aluguéis e Arrendamentos - Principal	68.613
	1.4.1.1.01.0.1 Receita Agropecuária - Principal	965.244
	1.5.1.1.01.0.1 Receita Industrial - Principal	20.841
	1.6.1.1.01.0.1 Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	947.277
	1.9.1.1.09.0.1 Multas e Juros Previstos em Contratos - Principal	56.385
26.408	**Instituto Federal do Maranhão**	**2.967.753**
1050	**Recursos Próprios Livres da UO**	**2.967.753**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	414.631
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	12.954
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	578.692
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.908.000
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	9.134
	1.9.2.2.99.0.1	Outras Restituições - Principal	44.342
26.409	**Instituto Federal de Minas Gerais**		**12.581.408**
1050	**Recursos Próprios Livres da UO**		**8.981.408**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	155.359
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	10.900
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	1.392.001
	1.5.1.1.01.0.1	Receita Industrial - Principal	693.359
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.471.331
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.246.852
	1.9.2.2.99.0.1	Outras Restituições - Principal	11.606
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**255.000**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	255.000
1081	**Convênios**		**3.345.000**
	1.7.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	2.900.000
	2.4.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	445.000
26.410	**Instituto Federal do Norte de Minas Gerais**		**3.413.792**
1050	**Recursos Próprios Livres da UO**		**2.735.392**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	100.810
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	188.168
	1.5.1.1.01.0.1	Receita Industrial - Principal	73.400
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	152.904
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.089.110
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	123.275
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	7.725
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**678.400**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	678.400
26.411	**Instituto Federal do Sudeste de Minas Gerais**		**4.457.260**
1050	**Recursos Próprios Livres da UO**		**4.022.252**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	107.399
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	2.680
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	328.561
	1.5.1.1.01.0.1	Receita Industrial - Principal	473.048
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	182.060
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.875.325
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	53.179
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**435.008**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	435.008
26.412	**Instituto Federal do Sul de Minas Gerais**		**6.605.672**
1050	**Recursos Próprios Livres da UO**		**5.493.374**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	10.895

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	123.458
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	2.246.663
	1.5.1.1.01.0.1	Receita Industrial - Principal	1.731.919
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	333.780
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	699.220
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	208.440
	1.6.9.9.99.0.1	Outros Serviços - Principal	6.972
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	132.027
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**1.112.298**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	1.112.298
26.413	**Instituto Federal do Triângulo Mineiro**		**1.554.558**
1050	**Recursos Próprios Livres da UO**		**1.554.558**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	9.232
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	4.936
	1.3.1.1.99.0.1	Outras Receitas Imobiliárias - Principal	7.610
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	623.995
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	27.780
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	867.560
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	13.445
26.414	**Instituto Federal do Mato Grosso**		**4.442.806**
1050	**Recursos Próprios Livres da UO**		**3.845.806**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	811.926
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	264.842
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.326.087
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.224.280
	1.6.9.9.99.0.1	Outros Serviços - Principal	30.037
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	126.156
	1.9.2.2.99.0.1	Outras Restituições - Principal	62.478
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**597.000**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	597.000
26.415	**Instituto Federal do Mato Grosso do Sul**		**69.305**
1050	**Recursos Próprios Livres da UO**		**69.305**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	29.021
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	40.284
26.416	**Instituto Federal do Pará**		**1.541.145**
1050	**Recursos Próprios Livres da UO**		**1.541.145**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	116.623
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	57.272
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.367.250
26.417	**Instituto Federal da Paraíba**		**269.693**
1050	**Recursos Próprios Livres da UO**		**269.693**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	85.898
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	29.137
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	137.500
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	17.158
26.418	**Instituto Federal de Pernambuco**		**1.150.273**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**1.150.273**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	103.930
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	83.461
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	58.057
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	904.825
26.419	**Instituto Federal do Rio Grande do Sul**		**2.523.529**
1050	**Recursos Próprios Livres da UO**		**2.523.529**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	403.790
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	986.324
	1.5.1.1.01.0.1	Receita Industrial - Principal	47.515
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	293.450
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	672.438
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	120.012
26.420	**Instituto Federal Farroupilha**		**5.817.490**
1050	**Recursos Próprios Livres da UO**		**4.692.490**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	105.000
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	717.650
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	164.550
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	3.700.000
	1.9.2.2.99.0.1	Outras Restituições - Principal	5.290
1081	**Convênios**		**1.125.000**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	1.125.000
26.421	**Instituto Federal de Rondônia**		**487.319**
1050	**Recursos Próprios Livres da UO**		**487.319**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	52.010
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	164.095
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	183.539
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	87.675
26.422	**Instituto Federal Catarinense**		**1.627.085**
1050	**Recursos Próprios Livres da UO**		**1.627.085**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	38.420
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	54.250
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	564.468
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	798.394
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	85.623
	1.9.2.2.99.0.1	Outras Restituições - Principal	85.930
26.423	**Instituto Federal de Sergipe**		**194.357**
1050	**Recursos Próprios Livres da UO**		**14.357**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	12.342
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	2.015
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**180.000**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	180.000
26.424	**Instituto Federal do Tocantins**		**1.375.199**
1050	**Recursos Próprios Livres da UO**		**1.303.904**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	18.705
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	1.294

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	34.801
	1.5.1.1.01.0.1	Receita Industrial - Principal	3.566
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	217.940
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.027.598
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**71.295**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	71.295
26.425	**Instituto Federal do Acre**		**64.478**
1050	**Recursos Próprios Livres da UO**		**64.478**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	64.478
26.426	**Instituto Federal do Amapá**		**716.118**
1050	**Recursos Próprios Livres da UO**		**716.118**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	14.518
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	127.550
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	574.050
26.427	**Instituto Federal da Bahia**		**1.110.322**
1050	**Recursos Próprios Livres da UO**		**1.110.322**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	400.911
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.826
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	706.585
26.428	**Instituto Federal de Brasília**		**1.010.867**
1050	**Recursos Próprios Livres da UO**		**1.010.867**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	34.822
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	48.072
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	13.473
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	914.500
26.429	**Instituto Federal de Goiás**		**1.102.607**
1050	**Recursos Próprios Livres da UO**		**1.102.607**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	40.308
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.019.472
	1.9.2.2.99.0.1	Outras Restituições - Principal	42.827
26.430	**Instituto Federal do Sertão Pernambucano**		**1.526.157**
1050	**Recursos Próprios Livres da UO**		**471.157**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	48.157
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	120.000
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	294.000
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	9.000
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**1.055.000**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	1.055.000
26.431	**Instituto Federal do Piauí**		**240.176**
1050	**Recursos Próprios Livres da UO**		**240.176**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	82.050
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	158.126
26.432	**Instituto Federal do Paraná**		**4.197.015**
1050	**Recursos Próprios Livres da UO**		**2.565.069**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	60.631

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	139.130
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	95.347
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.088.338
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	181.623
1081	**Convênios**		**1.631.946**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	1.601.946
	2.4.2.2.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	30.000
26.433	**Instituto Federal do Rio de Janeiro**		**1.792.581**
1050	**Recursos Próprios Livres da UO**		**1.792.581**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	572.127
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	4.707
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	427.980
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	23.527
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	764.240
26.434	**Instituto Federal Fluminense**		**2.545.808**
1050	**Recursos Próprios Livres da UO**		**2.524.688**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	71.080
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	115.167
	1.5.1.1.01.0.1	Receita Industrial - Principal	136.939
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	55.000
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.095.100
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	42.535
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	8.867
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**21.120**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	21.120
26.435	**Instituto Federal do Rio Grande do Norte**		**1.356.205**
1050	**Recursos Próprios Livres da UO**		**1.356.205**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	670.303
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	17.242
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	625.316
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	43.344
26.436	**Instituto Federal Sul-rio-grandense**		**363.974**
1050	**Recursos Próprios Livres da UO**		**363.974**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	220.620
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	13.872
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	129.482
26.437	**Instituto Federal de Roraima**		**36.470**
1050	**Recursos Próprios Livres da UO**		**36.470**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	34.534
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.936
26.438	**Instituto Federal de Santa Catarina**		**1.933.470**
1050	**Recursos Próprios Livres da UO**		**1.933.470**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	86.276
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	468.894
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	1.378.300

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
26.439	**Instituto Federal de São Paulo**		**3.323.916**
1050	**Recursos Próprios Livres da UO**		**3.323.916**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	138.349
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	307.792
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.750.400
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	127.375
26.440	**Universidade Federal da Fronteira Sul**		**3.197.707**
1050	**Recursos Próprios Livres da UO**		**884.007**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	38.558
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	56.560
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	40.240
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	511.000
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	237.649
1081	**Convênios**		**2.313.700**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	1.963.700
	1.7.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	150.000
	2.4.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	200.000
26.441	**Universidade Federal do Oeste do Pará**		**1.139.764**
1050	**Recursos Próprios Livres da UO**		**79.549**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	32.029
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	47.520
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**592.838**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	592.838
1081	**Convênios**		**467.377**
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	467.377
26.442	**Universidade da Integração Internacional da Lusofonia Afro-Brasileira**		**261.222**
1050	**Recursos Próprios Livres da UO**		**261.222**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	41.747
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	95.878
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	82.320
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	41.277
26.443	**Empresa Brasileira de Serviços Hospitalares**		**271.188.488**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**271.188.488**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	237.344
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	333.301
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	23.586.133
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.514.828
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	31.394.550
	1.6.3.1.01.0.1	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal	209.207.097
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	3.806.393
	1.9.2.2.99.0.1	Outras Restituições - Principal	108.842
26.447	**Universidade Federal do Oeste da Bahia**		**773.333**
1050	**Recursos Próprios Livres da UO**		**773.333**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	71.937
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	4.099

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	634.797
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	62.500
26.448	**Universidade Federal do Sul e Sudeste do Pará**		**998.347**
1050	**Recursos Próprios Livres da UO**		**96.549**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	85.371
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	9.366
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	1.812
1081	**Convênios**		**901.798**
	2.4.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	901.798
26.449	**Universidade Federal do Cariri**		**1.343.598**
1050	**Recursos Próprios Livres da UO**		**1.343.598**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	27.276
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.268.797
	1.6.1.1.01.0.2	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Multas e Juros	16.550
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	30.975
26.450	**Universidade Federal do Sul da Bahia**		**721.572**
1050	**Recursos Próprios Livres da UO**		**721.572**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	721.572
26.452	**Universidade Federal de Catalão**		**84.446**
1050	**Recursos Próprios Livres da UO**		**84.446**
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	59.462
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	24.984
26.453	**Universidade Federal de Jataí**		**191.480**
1050	**Recursos Próprios Livres da UO**		**191.480**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	145.412
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	46.068
26.454	**Universidade Federal de Rondonópolis**		**202.483**
1050	**Recursos Próprios Livres da UO**		**202.483**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	139.195
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	6.154
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	57.134
26.455	**Universidade Federal do Delta do Parnaíba**		**642.550**
1050	**Recursos Próprios Livres da UO**		**642.550**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	97.556
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	477.494
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	42.500
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	25.000
26.456	**Universidade Federal do Agreste de Pernambuco**		**61.624**
1050	**Recursos Próprios Livres da UO**		**61.624**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	29.875
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	9.624
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	22.125
26.457	**Universidade Federal do Norte do Tocantins**		**288.276**
1050	**Recursos Próprios Livres da UO**		**225.919**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	115.752
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	33.540
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	13.263
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	47.100
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	16.264
1051		**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**62.357**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	62.357
28.000		**Ministério do Desenvolvimento, Indústria, Comércio e Serviços**	**3.152.196.057**
1050		Recursos Próprios Livres da UO	1.167.727.295
1051		Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	4.566.711
1052		Recursos Livres da UO	854.270.938
1086		Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	1.125.631.113
28.101		**Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta**	**1.125.741.561**
1050		**Recursos Próprios Livres da UO**	**110.448**
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	110.448
1086		**Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX**	**1.125.631.113**
	1.9.9.9.05.0.1	Barreiras Técnicas ao Comércio Exterior - Principal	1.119.392.005
	1.9.9.9.05.0.2	Barreiras Técnicas ao Comércio Exterior - Multas e Juros	6.239.108
28.202		**Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro**	**599.094.299**
1050		**Recursos Próprios Livres da UO**	**57.283.955**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	245.907
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	55.677.547
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	549.675
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	810.826
1052		**Recursos Livres da UO**	**541.810.344**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	368.115.525
	1.1.2.1.01.0.2	Taxas de Inspeção, Controle e Fiscalização - Multas e Juros	56.354
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	6.415.231
	1.1.2.1.01.0.4	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa - Multas e Juros	68.837
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	97.956.125
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	657.013
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	62.957.587
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	5.188.872
	7.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal - Operações Intraorçamentárias	394.800
28.203		**Instituto Nacional da Propriedade Industrial - INPI**	**1.090.401.023**
1050		**Recursos Próprios Livres da UO**	**1.090.347.708**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	5.530
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	246.144.224
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.649.514
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	830.104.278
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	104.755
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	8.734.744
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	5.209
	7.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal - Operações Intraorçamentárias	2.599.454
1052		**Recursos Livres da UO**	**53.315**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	53.315
28.233		**Superintendência da Zona Franca de Manaus - SUFRAMA**	**320.158.912**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**3.184.922**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	3.184.922
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**4.566.711**
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	4.566.711
1052	**Recursos Livres da UO**		**312.407.279**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	311.355.369
	1.1.2.2.01.0.1	Taxas pela Prestação de Serviços em Geral - Principal	1.051.910
28.904	**Fundo de Garantia para Promoção da Competitividade - FGPC**		**16.800.262**
1050	**Recursos Próprios Livres da UO**		**16.800.262**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.450.993
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	13.797.282
	1.6.4.1.01.0.2	Retorno de Operações, Juros e Encargos Financeiros - Multas e Juros	551.987
30.000	**Ministério da Justiça e Segurança Pública**		**5.942.032.562**
1003	Recursos da UO para Aplicação na Seguridade Social		94.944.870
1019	FUNAPOL		745.014.519
1025	Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e de		24.662.147
1050	Recursos Próprios Livres da UO		336.020.667
1052	Recursos Livres da UO		307.275.194
1083	Reparação de Danos Causados a Interesses Difusos e Coletivos		646.463.948
1096	Doações Nacionais		51.058.170
1121	Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao		1.033.963.966
1144	Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de		1.421.883.421
1251	Transferências do Fundo Nacional de Segurança Pública - FNSP		984.417.843
9019	FUNAPOL		9.377.463
9052	Recursos Livres da UO		118.156.028
9251	Transferências do Fundo Nacional de Segurança Pública - FNSP		168.794.326
30.101	**Ministério da Justiça e Segurança Pública - Administração Direta**		**4.566.243**
1052	**Recursos Livres da UO**		**4.566.243**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	4.566.243
30.107	**Departamento de Polícia Rodoviária Federal**		**1.445.210.685**
1050	**Recursos Próprios Livres da UO**		**10.068.789**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	9.566.232
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	502.557
1052	**Recursos Livres da UO**		**13.258.475**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	13.256.087
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	2.388
1144	**Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização,**		**1.421.883.421**
	1.9.1.1.14.0.1	Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal	1.421.883.421
30.108	**Departamento de Polícia Federal**		**779.605.032**
1019	**FUNAPOL**		**745.014.519**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	605.118.767
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	91.219.855
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	10.386.465
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	38.289.432
1025	**Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e**		**24.662.147**
	1.1.2.1.03.0.1	Taxa de Controle e Fiscalização de Produtos Químicos - Principal	23.713.804
	1.9.1.1.12.0.1	Multas Previstas na Legislação Antidrogas - Principal	948.343

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**550.903**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	90.809
	1.9.2.1.99.0.1	Outras Indenizações - Principal	400.780
	1.9.9.9.99.2.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa	38.033
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	21.281
9019	**FUNAPOL**		**9.377.463**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	9.377.463
30.211	**Conselho Administrativo de Defesa Econômica - Cade**		**60.643.367**
1050	**Recursos Próprios Livres da UO**		**60.643.367**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	60.605.000
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	38.367
30.905	**Fundo de Defesa de Direitos Difusos**		**646.463.948**
1083	**Reparação de Danos Causados a Interesses Difusos e Coletivos**		**646.463.948**
	1.2.1.9.01.1.1	Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal	294.762
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	347.720.320
	1.9.1.1.04.0.1	Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Principal	279.125.604
	1.9.1.1.04.0.2	Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Multas e Juros	4.821.355
	1.9.1.1.04.0.3	Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Dívida Ativa	9.080.482
	1.9.1.1.04.0.4	Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Dívida Ativa – Multas e Juros	3.228.108
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	2.193.317
30.907	**Fundo Penitenciário Nacional**		**607.261.638**
1050	**Recursos Próprios Livres da UO**		**75.976.718**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	67.165.797
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	6.322.764
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	46.736
	1.9.9.9.99.2.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa	1.378.086
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	1.063.335
1052	**Recursos Livres da UO**		**55.543.978**
	1.9.1.1.08.0.1	Multas Decorrentes de Sentenças Judiciais - Principal	21.293.906
	1.9.1.1.08.0.2	Multas Decorrentes de Sentenças Judiciais - Multas e Juros	49.646
	1.9.3.1.01.0.1	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Comuns - Principal	34.200.426
1121	**Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao**		**475.740.942**
	1.3.9.1.01.1.1	Participação da União em Receita de Loteria Federal - Principal	1.698.390
	1.3.9.1.01.4.1	Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal	472.276.814
	1.3.9.1.01.6.1	Participação da União em Receita de Loteria de Prognóstico Específico - Principal	1.765.738
30.911	**Fundo Nacional de Segurança Pública**		**2.107.237.340**
1050	**Recursos Próprios Livres da UO**		**94.215.110**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	94.215.110
1052	**Recursos Livres da UO**		**132.372.839**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	130.869.466
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	1.474.387
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	1.646
	1.9.3.1.01.0.1	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Comuns - Principal	27.340
1096	**Doações Nacionais**		**51.058.170**
	1.7.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	51.058.170
1121	**Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao**		**558.223.024**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.9.1.01.1.1	Participação da União em Receita de Loteria Federal - Principal	3.770.427
	1.3.9.1.01.2.1	Participação da União em Receita de Loteria Esportiva - Principal	1.748.047
	1.3.9.1.01.4.1	Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal	535.247.056
	1.3.9.1.01.5.1	Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	12.160.279
	1.3.9.1.01.6.1	Participação da União em Receita de Loteria de Prognóstico Específico - Principal	5.297.215
1251	**Transferências do Fundo Nacional de Segurança Pública - FNSP**		**984.417.843**
	1.3.9.1.01.1.1	Participação da União em Receita de Loteria Federal - Principal	5.386.324
	1.3.9.1.01.2.1	Participação da União em Receita de Loteria Esportiva - Principal	2.497.210
	1.3.9.1.01.4.1	Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal	764.638.651
	1.3.9.1.01.5.1	Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	17.371.828
	1.3.9.1.01.6.1	Participação da União em Receita de Loteria de Prognóstico Específico - Principal	7.567.450
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	186.956.380
9052	**Recursos Livres da UO**		**118.156.028**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	118.156.028
9251	**Transferências do Fundo Nacional de Segurança Pública - FNSP**		**168.794.326**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	168.794.326
30.912	**Fundo Nacional Antidrogas**		**291.044.309**
1003	**Recursos da UO para Aplicação na Seguridade Social**		**94.944.870**
	1.9.3.1.08.0.1	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Principal	94.714.512
	1.9.3.1.08.0.2	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Multas e Juros	230.358
1050	**Recursos Próprios Livres da UO**		**94.565.780**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	94.312.802
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	252.978
1052	**Recursos Livres da UO**		**101.533.659**
	1.1.2.1.03.0.1	Taxa de Controle e Fiscalização de Produtos Químicos - Principal	5.928.451
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	423.252
	1.9.1.1.12.0.1	Multas Previstas na Legislação Antidrogas - Principal	237.086
	1.9.3.1.08.0.1	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Principal	94.714.512
	1.9.3.1.08.0.2	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Multas e Juros	230.358
32.000	**Ministério de Minas e Energia**		**5.925.245.332**
1028	Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de Combustíveis		819.308.329
1045	Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território		250.808.672
1046	Estudos de Planejamento da Expansão do Sistema Energético		175.566.071
1050	Recursos Próprios Livres da UO		134.468.699
1052	Recursos Livres da UO		1.748.641.420
1053	Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal		443.995.725
1080	Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de		417.451.175
1087	CDE - Conta de Desenvolvimento Energético		1.935.005.241
32.101	**Ministério de Minas e Energia - Administração Direta**		**676.965.881**
1046	**Estudos de Planejamento da Expansão do Sistema Energético**		**175.566.071**
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	2.863.463
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	172.702.608
1053	**Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal**		**83.948.635**
	1.3.4.5.03.1.1	Utilização de Recursos Hídricos - Itaipu - Principal	34.818.203
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	49.130.432

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
1080	**Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade**		**417.451.175**
	1.2.2.1.06.0.1	Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal	400.015.109
	1.9.9.9.10.0.1	Reserva Global de Reversão - Principal	17.436.066
32.202	**Companhia de Pesquisa de Recursos Minerais - CPRM**		**251.570.040**
1045	**Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no**		**250.808.672**
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	4.090.661
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	246.718.011
1050	**Recursos Próprios Livres da UO**		**761.368**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	761.368
32.265	**Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP**		**1.552.179.957**
1028	**Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de**		**819.308.329**
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	13.362.827
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	805.945.502
1050	**Recursos Próprios Livres da UO**		**88.046.221**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	9.862
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	87.777.984
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	258.375
1052	**Recursos Livres da UO**		**644.825.407**
	1.3.4.1.01.2.1	Pagamento pela Retenção de Área para Exploração ou Produção - Principal	326.582.915
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	136.697.328
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	4.770.354
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	170.017.397
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	6.757.413
32.266	**Agência Nacional de Energia Elétrica - ANEEL**		**2.946.324.514**
1052	**Recursos Livres da UO**		**1.011.319.273**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	1.011.149.919
	1.1.2.1.01.0.2	Taxas de Inspeção, Controle e Fiscalização - Multas e Juros	83.724
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	85.630
1087	**CDE - Conta de Desenvolvimento Energético**		**1.935.005.241**
	1.3.1.1.02.3.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Principal	1.501.257.157
	1.3.1.1.02.3.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Multas e Juros	26.024
	1.9.1.1.05.0.1	Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Principal	371.892.436
	1.9.1.1.05.0.2	Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Multas e Juros	2.325.380
	1.9.1.1.05.0.3	Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Dívida Ativa	59.504.244
32.314	**Empresa de Pesquisa Energética - EPE**		**1.304.815**
1050	**Recursos Próprios Livres da UO**		**1.304.815**
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.304.815
32.396	**Agência Nacional de Mineração - ANM**		**452.648.442**
1050	**Recursos Próprios Livres da UO**		**104.612**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	100.224
	1.6.1.1.03.0.3	Serviços de Registro, Certificação e Fiscalização - Dívida Ativa	4.388
1052	**Recursos Livres da UO**		**92.496.740**
	1.3.4.4.01.0.1	Outorga de Direitos de Exploração e Pesquisa Mineral - Principal	79.125.014
	1.3.4.4.01.0.3	Outorga de Direitos de Exploração e Pesquisa Mineral - Dívida Ativa	806.351
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	5.056.916

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	7.508.459
1053		**Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal**	**360.047.090**
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	358.944.943
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	1.102.147
32.398		**Nuclebrás Equipamentos Pesados S.A. - NUCLEP**	**44.251.683**
1050		**Recursos Próprios Livres da UO**	**44.251.683**
	1.5.1.1.01.0.1	Receita Industrial - Principal	42.023.076
	1.9.2.2.99.0.1	Outras Restituições - Principal	2.228.607
33.000		**Ministério da Previdência Social**	**1.016.944.159.979**
1003		Recursos da UO para Aplicação na Seguridade Social	68.996.087
1039		Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência Complementar	1.678.032
1049		Recursos Próprios da UO para Aplicação em Seguridade Social	5.892.886.855
1054		Benefícios do Regime Geral de Previdência Social	791.685.256.470
9054		Benefícios do Regime Geral de Previdência Social	1.199.999.998
9444		Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o	218.095.342.537
33.201		**Instituto Nacional do Seguro Social**	**5.529.819.209**
1049		**Recursos Próprios da UO para Aplicação em Seguridade Social**	**5.529.819.209**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	2.436.241
	1.3.2.1.03.0.1	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	116.689
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	5.410.125.693
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	19.342.824
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	87.030.227
	1.9.2.1.01.0.1	Indenizações por Danos Causados ao Patrimônio Público - Principal	31.591
	1.9.2.1.99.0.1	Outras Indenizações - Principal	10.570.100
	1.9.2.3.03.0.1	Reversão de Garantias - Principal	138.561
	1.9.2.3.99.0.1	Outros Ressarcimentos - Principal	20.371
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	6.912
33.206		**Superintendência Nacional de Previdência Complementar**	**70.746.786**
1003		**Recursos da UO para Aplicação na Seguridade Social**	**68.996.087**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	68.978.180
	1.1.2.1.01.0.2	Taxas de Inspeção, Controle e Fiscalização - Multas e Juros	17.907
1039		**Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência**	**1.678.032**
	1.9.1.1.10.0.3	Multas Previstas na Legislação sobre Regime de Previdência Privada Complementar - Dívida Ativa	1.678.032
1049		**Recursos Próprios da UO para Aplicação em Seguridade Social**	**72.667**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	72.667
33.904		**Fundo do Regime Geral de Previdência Social**	**1.011.343.593.984**
1049		**Recursos Próprios da UO para Aplicação em Seguridade Social**	**362.994.979**
	1.3.1.1.01.3.1	Aluguéis e Arrendamentos de Imóveis – FRGPS - Principal	5.126.728
	1.3.2.1.03.0.1	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	162.116.373
	1.3.2.2.01.2.1	Dividendos - FRGPS - Principal	146.280.826
	1.3.2.2.01.2.2	Dividendos - FRGPS - Multas e Juros	5.709.203
	1.9.2.1.99.0.1	Outras Indenizações - Principal	103.560
	1.9.2.2.99.0.1	Outras Restituições - Principal	5.695.342
	1.9.4.2.01.0.6	Multas e Juros de Mora das Alienações de Bens Imóveis em Geral - Juros do Principal	91.959
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	122.494
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	29.851.569
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	7.896.925

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1054	**Benefícios do Regime Geral de Previdência Social**		**791.685.256.470**
	1.2.1.4.01.1.1	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	415.563.531.355
	1.2.1.4.01.1.2	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas e Juros	6.956.930.805
	1.2.1.4.01.1.3	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	3.445.165.355
	1.2.1.4.01.1.4	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa - Multas e Juros	1.248.632.727
	1.2.1.4.01.2.1	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	110.213.206.853
	1.2.1.4.01.2.2	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas e Juros	3.589.024.998
	1.2.1.4.01.2.3	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1.151.368.519
	1.2.1.4.01.2.4	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa - Multas e Juros	417.162.742
	1.2.1.4.02.0.1	Contribuição Previdenciária do Segurado - Principal	243.101.967.423
	1.2.1.4.02.0.2	Contribuição Previdenciária do Segurado - Multas e Juros	3.362.883.866
	1.2.1.4.02.0.3	Contribuição Previdenciária do Segurado - Dívida Ativa	1.593.882.377
	1.2.1.4.02.0.4	Contribuição Previdenciária do Segurado - Dívida Ativa - Multas e Juros	436.434.523
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	232.093
	1.9.1.1.11.0.1	Multa por Descumprimento de Obrigação Previdenciária Acessória - Principal	62.069.122
	1.9.2.2.03.0.1	Restituição de Benefícios Previdenciários - Principal	172.953.898
	1.9.2.2.03.0.2	Restituição de Benefícios Previdenciários - Multas e Juros	264.166
	1.9.2.3.04.0.1	Ressarcimento ao Regime Geral de Previdência Social - RGPS - Principal	104.933.127
	1.9.2.3.04.0.2	Ressarcimento ao Regime Geral de Previdência Social - RGPS - Multas e Juros	880.570
	1.9.9.9.03.0.1	Compensações Financeiras entre os Regimes de Previdência - Principal	247.715.091
	1.9.9.9.99.1.4	Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros	16.016.860
9054	**Benefícios do Regime Geral de Previdência Social**		**1.199.999.998**
	1.2.1.4.01.1.1	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	1.199.999.998
9444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**218.095.342.537**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	218.095.342.537
34.000	**Ministério Público da União**		**2.370.427**
1050	Recursos Próprios Livres da UO		2.370.427
34.101	**Ministério Público Federal**		**2.358.680**
1050	**Recursos Próprios Livres da UO**		**2.358.680**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	193.200
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	2.100.000
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	65.480
34.103	**Ministério Público do Distrito Federal e dos Territórios**		**6.673**
1050	**Recursos Próprios Livres da UO**		**6.673**
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	6.673
34.105	**Escola Superior do Ministério Público da União**		**5.074**
1050	**Recursos Próprios Livres da UO**		**5.074**
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	5.074
35.000	**Ministério das Relações Exteriores**		**270.230.719**
1050	Recursos Próprios Livres da UO		4.316.863
1052	Recursos Livres da UO		265.913.856
35.101	**Ministério das Relações Exteriores - Administração Direta**		**270.172.385**
1050	**Recursos Próprios Livres da UO**		**4.258.529**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	169.112

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	4.089.417
1052	**Recursos Livres da UO**		**265.913.856**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	265.913.856
35.201	**Fundação Alexandre de Gusmão**		**58.334**
1050	**Recursos Próprios Livres da UO**		**58.334**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	58.334
36.000	**Ministério da Saúde**		**6.784.556.511**
1003	Recursos da UO para Aplicação na Seguridade Social		1.947.381.269
1035	Ações e Serviços Públicos de Saúde - ASPS		2.448.537.494
1049	Recursos Próprios da UO para Aplicação em Seguridade Social		305.502.497
1122	Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro		4.950.000
1132	Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em		263.079.376
1184	Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde		29.675.615
1448	Objeto Contratual da Operação de Crédito Externa em Moeda		419.000.000
9035	Ações e Serviços Públicos de Saúde - ASPS		1.339.637.510
9184	Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde		26.792.750
36.201	**Fundação Oswaldo Cruz**		**7.533.811**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**7.533.811**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.637.945
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	4.257.106
	1.5.1.1.01.0.1	Receita Industrial - Principal	1.016.917
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	374.028
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	52.398
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	195.417
36.210	**Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO**		**22.053.500**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**22.053.500**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	166.768
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	10.116.820
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	10.385.677
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	213.480
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	16.439
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	1.154.316
36.211	**Fundação Nacional de Saúde**		**6.458.306**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**6.458.306**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	6.458.306
36.212	**Agência Nacional de Vigilância Sanitária - ANVISA**		**598.892.450**
1003	**Recursos da UO para Aplicação na Seguridade Social**		**596.608.106**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	561.673.699
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	34.934.407
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**2.284.344**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.254.844
	1.9.2.1.01.0.1	Indenizações por Danos Causados ao Patrimônio Público - Principal	29.500
36.213	**Agência Nacional de Saúde Suplementar - ANS**		**586.923.211**
1003	**Recursos da UO para Aplicação na Seguridade Social**		**586.444.986**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	28.537.592
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	26.347

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.1.2.1.01.0.4	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa - Multas e Juros	11.360
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	261.925.545
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	295.944.142
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**478.225**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	478.225
36.901	**Fundo Nacional de Saúde**		**5.562.695.233**
1003	**Recursos da UO para Aplicação na Seguridade Social**		**764.328.177**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	462.552
	1.9.2.3.01.0.1	Ressarcimento por Operadoras de Seguros Privados de Assistência à Saúde - Principal	763.865.625
1035	**Ações e Serviços Públicos de Saúde - ASPS**		**2.448.537.494**
	1.2.1.7.07.1.1	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	1.483.780.796
	1.3.4.1.02.4.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	268.308.731
	1.3.4.1.03.4.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	536.617.549
	1.3.4.1.04.4.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	159.830.418
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**266.694.311**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	84.734
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	74.841.641
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	6.257.015
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	13.615.656
	1.9.2.2.99.0.1	Outras Restituições - Principal	131.402.532
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	32.068.155
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	5.138.177
	1.9.9.9.99.2.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa	2.159.788
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	1.126.613
1122	**Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro**		**4.950.000**
	1.2.1.7.06.1.1	Contribuição sobre Loteria de Prognóstico Específico - Principal	4.950.000
1132	**Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos**		**263.079.376**
	1.9.2.1.05.0.1	Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal	263.079.376
1184	**Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de**		**29.675.615**
	1.2.1.7.07.1.1	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	29.675.615
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**419.000.000**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	419.000.000
9035	**Ações e Serviços Públicos de Saúde - ASPS**		**1.339.637.510**
	1.2.1.7.07.1.1	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	1.339.637.510
9184	**Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de**		**26.792.750**
	1.2.1.7.07.1.1	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	26.792.750
39.000	**Ministério dos Transportes**		**3.117.778.224**
1050	Recursos Próprios Livres da UO		848.313.081
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		2.284.723
1052	Recursos Livres da UO		252.797.817
1144	Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de		1.477.373.380
1180	Infraestrutura logística ou de mobilidade ferroviária de titularidade pública		275.227.138
1181	Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º do art.		261.782.085
39.101	**Ministério dos Transportes - Administração Direta**		**69.498.073**
1050	**Recursos Próprios Livres da UO**		**69.498.073**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	65.797.416

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	3.700.657
39.207	**VALEC - Engenharia, Construções e Ferrovias S.A.**		**28.488.864**
1050	**Recursos Próprios Livres da UO**		**28.488.864**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.456.777
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	1.599.442
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	20.812.325
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.620.320
39.250	**Agência Nacional de Transportes Terrestres - ANTT**		**1.312.565.324**
1050	**Recursos Próprios Livres da UO**		**445.466.219**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	58.850
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	433.053.457
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	12.353.912
1052	**Recursos Livres da UO**		**252.797.817**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	252.699
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	22.639.317
	1.3.3.1.01.0.1	Delegação para a Prestação dos Serviços de Transporte Rodoviário - Principal	1.918.000
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	104.403.209
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	123.584.592
1144	**Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização,**		**77.292.065**
	1.9.1.1.14.0.1	Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal	73.683.662
	1.9.1.1.14.0.3	Multas Previstas no Código de Trânsito Brasileiro – CTB - Dívida Ativa	3.608.403
1180	**Infraestrutura logística ou de mobilidade ferroviária de titularidade pública**		**275.227.138**
	1.3.3.1.02.0.1	Delegação para a Prestação dos Serviços de Transporte Ferroviário - Principal	261.782.085
	1.9.1.1.15.0.1	Multas auferidas pela União junto a operadoras ferroviárias - Principal	13.445.053
1181	**Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º**		**261.782.085**
	1.3.3.1.02.0.1	Delegação para a Prestação dos Serviços de Transporte Ferroviário - Principal	261.782.085
39.252	**Departamento Nacional de Infraestrutura de Transportes - DNIT**		**790.143.624**
1050	**Recursos Próprios Livres da UO**		**93.867.359**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	5.463.601
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	69.095.380
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	6.443.176
	1.9.1.1.09.0.2	Multas e Juros Previstos em Contratos - Multas e Juros	307.740
	1.9.2.1.99.0.1	Outras Indenizações - Principal	401.014
	1.9.2.2.99.0.1	Outras Restituições - Principal	12.156.448
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**2.284.723**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	2.284.723
1144	**Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização,**		**693.991.542**
	1.9.1.1.14.0.1	Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal	681.630.827
	1.9.1.1.14.0.2	Multas Previstas no Código de Trânsito Brasileiro – CTB - Multas e Juros	4.752
	1.9.1.1.14.0.3	Multas Previstas no Código de Trânsito Brasileiro – CTB - Dívida Ativa	12.355.963
39.905	**Fundo Nacional de Segurança e Educação do Trânsito - FUNSET**		**917.082.339**
1050	**Recursos Próprios Livres da UO**		**210.992.566**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	210.992.566
1144	**Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização,**		**706.089.773**
	1.9.1.1.14.0.1	Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal	705.248.416
	1.9.1.1.14.0.2	Multas Previstas no Código de Trânsito Brasileiro – CTB - Multas e Juros	1.149
	1.9.1.1.14.0.3	Multas Previstas no Código de Trânsito Brasileiro – CTB - Dívida Ativa	840.208

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
40.000	**Ministério do Trabalho e Emprego**		**56.193.562.532**
1003	Recursos da UO para Aplicação na Seguridade Social		103.974.092
1040	Seguro-Desemprego, Abono Salarial e Previdência Social		15.821.700
1041	Programas de Desenvolvimento Econômico - BNDES		22.776.113.296
1049	Recursos Próprios da UO para Aplicação em Seguridade Social		32.006.757.233
1050	Recursos Próprios Livres da UO		3.763.140
1052	Recursos Livres da UO		1.027.139.346
1084	FGTS		41.877.500
9041	Programas de Desenvolvimento Econômico - BNDES		218.116.225
40.101	**Ministério do Trabalho e Emprego - Administração Direta**		**1.069.016.846**
1052	**Recursos Livres da UO**		**1.027.139.346**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	412.104.698
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	568.083.267
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	46.951.381
1084	**FGTS**		**41.877.500**
	1.2.1.9.03.1.1	Contribuição Relativa à Despedida de Empregado sem Justa Causa - Principal	16.683.732
	1.2.1.9.03.2.1	Contribuição sobre a Remuneração Devida ao Trabalhador - Principal	25.193.768
40.203	**Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho**		**3.763.140**
1050	**Recursos Próprios Livres da UO**		**3.763.140**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	3.625.836
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	137.304
40.901	**Fundo de Amparo ao Trabalhador**		**55.120.782.546**
1003	**Recursos da UO para Aplicação na Seguridade Social**		**103.974.092**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	1.671.860
	1.9.1.1.03.0.1	Multas Previstas na Legislação do Seguro-Desemprego e Abono Salarial - Principal	102.302.232
1040	**Seguro-Desemprego, Abono Salarial e Previdência Social**		**15.821.700**
	1.9.2.2.07.0.1	Restituição de Parcelas do Seguro Desemprego Recebidas Indevidamente - Principal	15.821.700
1041	**Programas de Desenvolvimento Econômico - BNDES**		**22.776.113.296**
	1.2.1.2.01.0.1	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	21.245.535.948
	1.2.1.2.01.0.3	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	25.650.809
	1.2.1.2.01.0.5	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	155.343.138
	1.2.1.2.01.0.7	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	4.056.020
	1.2.1.2.02.0.1	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	1.255.308.636
	1.2.1.2.02.0.3	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	35.942.156
	1.2.1.2.02.0.5	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	25.124.228
	1.2.1.2.02.0.7	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	2.869.713
	1.2.1.2.49.0.7	Contribuição para o PIS/PASEP - Parcelamentos - Multas da Dívida Ativa	26.282.648
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**32.006.757.233**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	7.235.587.707
	1.3.2.1.02.0.1	Remuneração de Depósitos Especiais - Principal	262.960.153
	1.3.2.1.03.0.1	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	151.164.344
	1.6.4.1.03.0.1	Remuneração sobre Repasse para Programas de Desenvolvimento Econômico - Principal	24.079.698.299
	1.9.2.2.01.1.1	Restituição de Convênios - Primárias - Principal	2.630.166
	1.9.2.2.02.0.1	Restituição de Benefícios Não Desembolsados - Principal	274.618.452
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	98.112

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
9041		**Programas de Desenvolvimento Econômico - BNDES**	**218.116.225**
	1.2.1.2.01.0.1	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	218.116.225
41.000		**Ministério das Comunicações**	**1.304.746.719**
1037		Melhoria dos Serviços de Radiodifusão Pública	5.864.921
1044		Recursos do FISTEL destinados ao FUST	173.067.935
1050		Recursos Próprios Livres da UO	3.047.370
1052		Recursos Livres da UO	867.300.088
1120		Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional	255.466.405
41.231		**Agência Nacional de Telecomunicações - ANATEL**	**264.334.370**
1037		**Melhoria dos Serviços de Radiodifusão Pública**	**5.864.921**
	1.2.2.1.10.0.1	Contribuição para o Fomento da Radiodifusão Pública - Principal	5.854.817
	1.2.2.1.10.0.3	Contribuição para o Fomento da Radiodifusão Pública - Dívida Ativa	6.389
	7.2.2.1.10.0.1	Contribuição para o Fomento da Radiodifusão Pública - Principal - Operações Intraorçamentárias	3.715
1050		**Recursos Próprios Livres da UO**	**3.003.044**
	1.3.1.1.99.0.1	Outras Receitas Imobiliárias - Principal	1.641
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.807.941
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	193.462
1120		**Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional**	**255.466.405**
	1.1.2.1.02.1.1	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal	66.488.876
	1.1.2.1.02.1.3	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	34.103
	1.1.2.1.02.1.4	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa - Multas e Juros	9.396
	1.1.2.1.02.2.1	Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal	21.440.481
	1.1.2.1.02.2.3	Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	1.616.661
	1.1.2.1.02.3.1	Taxa de Fiscalização de Instalação - TFI - Proveniente da Utilização de Posições Orbitais - Principal	4.776.509
	1.1.2.1.02.4.1	Taxa de Fiscalização de Funcionamento - TFF - Proveniente da Utilização de Posições Orbitais - Principal	4.797.840
	1.3.3.3.01.1.1	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal	77.295.108
	1.3.3.3.01.1.3	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	15.369.854
	1.3.3.3.03.1.1	Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal	1.917.842
	1.3.3.3.04.1.1	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal	325.108
	1.3.3.3.04.1.3	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	1.479.975
	1.3.3.3.05.0.1	Cessão do Direito de Exploração de Satélite Brasileiro - Principal	168.000
	1.3.3.3.99.1.1	Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal	13.769
	1.3.3.3.99.2.1	Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal	19.000
	1.9.1.1.02.1.1	Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Principal	49.590.776
	1.9.1.1.02.1.3	Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	9.346.849
	7.1.2.1.02.1.1	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias	214.919
	7.1.2.1.02.2.1	Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias	561.339
41.902		**Fundo de Universalização dos Serviços de Telecomunicações - FUST**	**641.308.428**
1044		**Recursos do FISTEL destinados ao FUST**	**173.067.935**
	1.3.3.3.01.1.1	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal	85.883.454
	1.3.3.3.01.1.3	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	17.077.615

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.3.3.03.1.1	Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal	2.130.934
	1.3.3.3.04.1.1	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal	361.231
	1.3.3.3.04.1.3	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	1.644.416
	1.3.3.3.05.0.1	Cessão do Direito de Exploração de Satélite Brasileiro - Principal	420.000
	1.3.3.3.06.1.1	Transferência da Delegação dos Serviços de Telecomunicações ou do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal	1.238
	1.3.3.3.99.1.1	Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal	15.298
	1.3.3.3.99.2.1	Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal	47.500
	1.9.1.1.02.1.1	Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Principal	55.100.862
	1.9.1.1.02.1.3	Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	10.385.387
1052	**Recursos Livres da UO**		**468.240.493**
	1.2.2.1.09.1.1	Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal	464.613.060
	1.2.2.1.09.1.3	Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Dívida Ativa	1.500.914
	7.2.2.1.09.1.1	Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal - Operações Intraorçamentárias	2.126.519
41.903	**Fundo para o Desenvolvimento Tecnológico das Telecomunicações - FUNTTEL**		**399.103.921**
1050	**Recursos Próprios Livres da UO**		**44.326**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	44.326
1052	**Recursos Livres da UO**		**399.059.595**
	1.2.2.1.09.2.1	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Principal	285.160.114
	1.2.2.1.09.2.2	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Multas e Juros	1.833.759
	1.2.2.1.09.2.3	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Dívida Ativa	4.285.965
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	107.779.757
42.000	**Ministério da Cultura**		**1.761.292.198**
1029	Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL		985.738.054
1050	Recursos Próprios Livres da UO		291.608.962
1052	Recursos Livres da UO		3.399.833
1121	Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao		463.238.678
1135	Recursos do FISTEL destinados ao FSA		17.306.671
42.201	**Fundação Casa de Rui Barbosa**		**1.278**
1050	**Recursos Próprios Livres da UO**		**1.278**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.278
42.202	**Fundação Biblioteca Nacional - BN**		**1.904.521**
1050	**Recursos Próprios Livres da UO**		**1.904.521**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	360.025
	1.6.9.9.99.0.1	Outros Serviços - Principal	1.544.496
42.204	**Instituto do Patrimônio Histórico e Artístico Nacional**		**1.702.806**
1050	**Recursos Próprios Livres da UO**		**468.496**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	65.662
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	399.294
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	3.540
1052	**Recursos Livres da UO**		**1.234.310**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	286.315
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	30.745

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	917.250
42.205	**Fundação Nacional de Artes**		**16.244**
1050	**Recursos Próprios Livres da UO**		**16.244**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	16.244
42.206	**Agência Nacional do Cinema - ANCINE**		**2.154.740**
1052	**Recursos Livres da UO**		**2.154.740**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	1.187.305
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	967.435
42.207	**Instituto Brasileiro de Museus**		**2.003.103**
1050	**Recursos Próprios Livres da UO**		**2.003.103**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	30.925
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	2.391
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.969.787
42.902	**Fundo Nacional de Cultura**		**1.753.509.506**
1029	**Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL**		**985.738.054**
	1.2.2.1.04.0.1	Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Principal	830.594.418
	1.2.2.1.04.0.2	Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Multas e Juros	83.131
	1.2.2.1.04.0.3	Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Dívida Ativa	1.117.789
	1.9.2.2.10.2.1	Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei do Audiovisual - Principal	42.036.144
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	111.906.572
1050	**Recursos Próprios Livres da UO**		**287.215.320**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	247.992.505
	1.9.2.2.10.1.1	Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei Rouanet - Principal	24.688.379
	1.9.2.2.10.2.1	Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei do Audiovisual - Principal	78.516
	1.9.2.2.99.0.1	Outras Restituições - Principal	287.352
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	14.168.568
1052	**Recursos Livres da UO**		**10.783**
	1.2.1.9.07.1.1	Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Principal	10.783
1121	**Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao**		**463.238.678**
	1.3.9.1.01.1.1	Participação da União em Receita de Loteria Federal - Principal	1.698.390
	1.3.9.1.01.2.1	Participação da União em Receita de Loteria Esportiva - Principal	1.748.047
	1.3.9.1.01.4.1	Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal	458.108.510
	1.3.9.1.01.5.1	Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	1.683.731
1135	**Recursos do FISTEL destinados ao FSA**		**17.306.671**
	1.3.3.3.01.1.1	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal	8.588.345
	1.3.3.3.01.1.3	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	1.707.762
	1.3.3.3.03.1.1	Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal	213.094
	1.3.3.3.04.1.1	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal	36.123
	1.3.3.3.04.1.3	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	164.442
	1.3.3.3.05.0.1	Cessão do Direito de Exploração de Satélite Brasileiro - Principal	42.000
	1.3.3.3.99.1.1	Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal	1.530
	1.3.3.3.99.2.1	Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal	4.750

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.1.1.02.1.1	Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Principal	5.510.086
	1.9.1.1.02.1.3	Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	1.038.539
44.000	**Ministério do Meio Ambiente e Mudança do Clima**		**1.956.724.410**
1038	Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC		65.358.743
1050	Recursos Próprios Livres da UO		564.361.449
1052	Recursos Livres da UO		236.502.980
1067	Gestão das Unidades de Conservação de Uso Sustentável		16.398.532
1068	FNDF - Fundo Nacional de Desenvolvimento Florestal		8.199.266
1069	Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos		274.326.276
1070	Controle e Fiscalização Ambiental		430.935.912
1072	Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou		175.566.071
1078	Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão Ambiental		117.044.047
1092	Proteção Ambiental em Regiões Impactadas pela Mineração		10.287.060
1096	Doações Nacionais		57.744.074
44.101	**Ministério do Meio Ambiente e Mudança do Clima - Administração Direta**		**117.044.047**
1078	**Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão**		**117.044.047**
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	1.908.975
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	115.135.072
44.102	**Serviço Florestal Brasileiro - SFB**		**28.057.896**
1050	**Recursos Próprios Livres da UO**		**17.960**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.191
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	14.769
1052	**Recursos Livres da UO**		**19.840.670**
	1.3.4.6.01.1.1	Concessão de Florestas Nacionais - Valor Mínimo - Principal	19.385.611
	1.3.4.6.01.1.2	Concessão de Florestas Nacionais - Valor Mínimo - Multas e Juros	411.949
	1.3.4.6.03.0.1	Custos de Edital de Concessão Florestal - Principal	43.110
1068	**FNDF - Fundo Nacional de Desenvolvimento Florestal**		**8.199.266**
	1.3.4.6.01.2.1	Concessão de Florestas Nacionais - Demais Valores - Principal	7.966.382
	1.3.4.6.01.2.2	Concessão de Florestas Nacionais - Demais Valores - Multas e Juros	232.884
44.201	**Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA**		**905.011.368**
1050	**Recursos Próprios Livres da UO**		**197.942.610**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	21.237
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	193.919.781
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.046.636
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	4.185
	7.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	2.950.771
1052	**Recursos Livres da UO**		**208.101.712**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	399.757
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	100.706.349
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	13.332
	1.9.1.1.06.1.1	Multas Administrativas por Danos Ambientais - Principal	106.982.274
1070	**Controle e Fiscalização Ambiental**		**430.935.912**
	1.1.2.1.04.0.1	Taxa de Controle e Fiscalização Ambiental - Principal	430.935.912
1092	**Proteção Ambiental em Regiões Impactadas pela Mineração**		**10.287.060**
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	10.255.570

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	31.490
1096	**Doações Nacionais**		**57.744.074**
	1.7.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	40.304.074
	2.4.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	17.440.000
44.206	**Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ**		**21.630.867**
1050	**Recursos Próprios Livres da UO**		**21.630.867**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	480.389
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	350.076
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	20.800.402
44.207	**Instituto Chico Mendes de Conservação da Biodiversidade**		**125.470.075**
1038	**Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC**		**65.358.743**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	6.347.819
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	13.938.846
	1.3.1.1.02.1.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos - Geral - Multas e Juros	1.260
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	3.056
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	43.705.160
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	496.157
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	76.081
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	790.364
1050	**Recursos Próprios Livres da UO**		**35.152.202**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.418.056
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	7.505.532
	1.3.1.1.02.1.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos - Geral - Multas e Juros	679
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	1.646
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	23.533.548
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	267.161
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	425.580
1052	**Recursos Livres da UO**		**8.560.598**
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	3.614.240
	1.9.1.1.06.1.1	Multas Administrativas por Danos Ambientais - Principal	4.946.358
1067	**Gestão das Unidades de Conservação de Uso Sustentável**		**16.398.532**
	1.3.4.6.01.2.1	Concessão de Florestas Nacionais - Demais Valores - Principal	15.932.763
	1.3.4.6.01.2.2	Concessão de Florestas Nacionais - Demais Valores - Multas e Juros	465.769
44.901	**Fundo Nacional de Meio Ambiente - FNMA**		**274.326.276**
1069	**Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a**		**274.326.276**
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	142.591.732
	1.9.1.1.06.1.1	Multas Administrativas por Danos Ambientais - Principal	111.928.631
	1.9.1.1.06.2.1	Multas Judiciais por Danos Ambientais - Principal	19.805.913
44.902	**Fundo Nacional sobre Mudança do Clima**		**485.183.881**
1050	**Recursos Próprios Livres da UO**		**309.617.810**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	175.311.746
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	12.997.164
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	121.308.900
1072	**Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do**		**175.566.071**
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	2.863.463

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	172.702.608
46.000	**Ministério da Gestão e da Inovação em Serviços Públicos**		**179.599.504**
1013	Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária		12.496.712
1017	Montepio Civil		51.718
1033	PROAP - Programa de Administração Patrimonial Imobiliária da União		107.393.813
1050	Recursos Próprios Livres da UO		59.564.830
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		92.431
46.101	**Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta**		**120.245.820**
1013	**Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial**		**12.496.712**
	2.2.2.1.02.0.1	Alienação de Bens Imóveis - Programa de Administração Patrimonial Imobiliária da União - Principal	12.496.712
1017	**Montepio Civil**		**51.718**
	1.9.9.9.04.0.1	Contribuição ao Montepio Civil - Principal	51.718
1033	**PROAP - Programa de Administração Patrimonial Imobiliária da União**		**107.393.813**
	1.3.1.1.01.2.1	Foros, Laudêmios e Tarifas de Ocupação - Principal	15.885.135
	1.3.1.1.01.2.2	Foros, Laudêmios e Tarifas de Ocupação - Multas e Juros	585.247
	1.3.1.1.01.2.3	Foros, Laudêmios e Tarifas de Ocupação - Dívida Ativa	2.080.011
	1.3.1.1.01.4.1	Aluguéis e Arrendamentos de Imóveis – SPU - Principal	878.550
	1.3.1.1.01.4.2	Aluguéis e Arrendamentos de Imóveis – SPU - Multas e Juros	1.221
	1.3.1.1.02.2.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Principal	188.716
	1.3.1.1.02.2.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Multas e Juros	1.460
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	59.108.906
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	531.609
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	12.838.068
	1.9.2.1.02.0.2	Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Multas e Juros	4.177
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	15.290.713
1050	**Recursos Próprios Livres da UO**		**211.146**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	204.738
	1.6.9.9.99.0.1	Outros Serviços - Principal	6.408
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**92.431**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	92.431
46.201	**Fundação Escola Nacional de Administração Pública**		**58.573.684**
1050	**Recursos Próprios Livres da UO**		**58.573.684**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	13.684
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	58.560.000
46.203	**Instituto Nacional de Tecnologia da Informação - ITI**		**780.000**
1050	**Recursos Próprios Livres da UO**		**780.000**
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	780.000
47.000	**Ministério do Planejamento e Orçamento**		**7.076.072**
1050	Recursos Próprios Livres da UO		1.177.624
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		41.478
1081	Convênios		5.856.970
47.204	**Instituto de Pesquisa Econômica Aplicada**		**6.732**
1050	**Recursos Próprios Livres da UO**		**6.732**
	1.9.2.2.99.0.1	Outras Restituições - Principal	6.732
47.205	**Fundação Instituto Brasileiro de Geografia e Estatística**		**7.069.340**
1050	**Recursos Próprios Livres da UO**		**1.170.892**

Quadro 3

Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*

Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	190.597
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	667.960
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	312.335
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**41.478**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	41.478
1081	**Convênios**		**5.856.970**
	1.7.4.1.01.0.1	Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	5.856.970
49.000	**Ministério do Desenvolvimento Agrário e Agricultura Familiar**		**2.348.194.851**
1050	Recursos Próprios Livres da UO		48.644.299
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		87.890.487
1052	Recursos Livres da UO		1.962.166.635
1057	Indenização de Imóveis Rurais Desapropriados por Interesse Social		14.795.394
1060	Política de Garantia de Preços Mínimos		182.477.652
1062	Cobertura de Déficits nas Operações da PGPM		36.978.589
1448	Objeto Contratual da Operação de Crédito Externa em Moeda		15.241.795
49.101	**Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta**		**15.241.795**
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**15.241.795**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	15.241.795
49.201	**Instituto Nacional de Colonização e Reforma Agrária - INCRA**		**2.059.121.559**
1050	**Recursos Próprios Livres da UO**		**2.041.314**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	812.916
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	12.805
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.215.593
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**80.118.216**
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	80.118.216
1052	**Recursos Livres da UO**		**1.962.166.635**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	67.397.222
	1.2.2.1.12.1.1	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Principal	1.804.084.372
	1.2.2.1.12.1.2	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Multas e Juros	17.766.133
	1.2.2.1.12.1.3	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa	50.132.249
	1.2.2.1.12.1.4	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa - Multas e Juros	12.916.566
	1.2.2.1.13.0.1	Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária - Principal	9.870.093
1057	**Indenização de Imóveis Rurais Desapropriados por Interesse Social**		**14.795.394**
	2.1.1.1.03.0.1	Títulos da Dívida Agrária - TDA - Principal	14.795.394
49.202	**Companhia Nacional de Abastecimento - CONAB**		**273.831.497**
1050	**Recursos Próprios Livres da UO**		**46.602.985**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	10.219.134
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	30.870
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	529.022
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	12.650.787
	1.6.1.1.01.0.2	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Multas e Juros	44.987
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	1.664.636
	1.9.1.1.09.0.2	Multas e Juros Previstos em Contratos - Multas e Juros	84.828
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	12.241.320
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.414.049
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	7.636.904

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos		
	1.9.9.9.99.2.2 Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	86.448
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**	**7.772.271**
	1.9.4.2.01.0.6 Multas e Juros de Mora das Alienações de Bens Imóveis em Geral - Juros do Principal	1.342.466
	2.2.1.3.01.0.1 Alienação de Bens Móveis e Semoventes - Principal	609.097
	2.2.2.1.01.0.1 Alienação de Bens Imóveis em Geral - Principal	5.820.708
1060	**Política de Garantia de Preços Mínimos**	**182.477.652**
	1.9.9.9.17.0.1 Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM - Principal	182.477.652
1062	**Cobertura de Déficits nas Operações da PGPM**	**36.978.589**
	7.9.9.9.19.0.1 Receitas de Subvenções - Operações Intraorçamentárias - Principal	36.978.589
51.000	**Ministério do Esporte**	**1.277.493.708**
1034	Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	399.975.299
1052	Recursos Livres da UO	461.159.071
9052	Recursos Livres da UO	416.359.338
51.101	**Ministério do Esporte - Administração Direta**	**1.277.493.708**
1034	**Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do**	**399.975.299**
	1.3.9.1.01.2.1 Participação da União em Receita de Loteria Esportiva - Principal	5.418.943
	1.3.9.1.01.4.1 Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal	391.989.756
	1.3.9.1.01.5.1 Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	1.683.731
	1.3.9.1.01.6.1 Participação da União em Receita de Loteria de Prognóstico Específico - Principal	882.869
1052	**Recursos Livres da UO**	**461.159.071**
	1.3.9.1.01.7.1 Participação da União em Receita de Loteria de AQF - Principal	461.159.071
9052	**Recursos Livres da UO**	**416.359.338**
	1.3.9.1.01.7.1 Participação da União em Receita de Loteria de AQF - Principal	416.359.338
52.000	**Ministério da Defesa**	**24.008.034.484**
1005	Assistência Médico-Hospitalar dos Militares das Forças Armadas	2.738.250.030
1009	Fiscalização de Segurança do Tráfego Aquaviário	5.643.533
1021	Fiscalização de Produtos Controlados pelo Exército	61.195.521
1023	Pensões Militares da União e dos Ex-territórios	9.189.211.520
1049	Recursos Próprios da UO para Aplicação em Seguridade Social	19.522.915
1050	Recursos Próprios Livres da UO	2.504.495.986
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	32.578.112
1052	Recursos Livres da UO	4.601.887.539
1063	Rede de Balizamento Marítimo, Fluvial e Lacustre	261.699.316
1077	Fiscalização e Proteção das Áreas de Produção de Petróleo	1.347.993.512
1081	Convênios	107.500.000
1090	Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na Organização	17.044.252
1115	Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros	426.106.289
1183	Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	20.772.931
1444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o	1.185.425.592
1449	Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	1.469.952.511
9183	Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	18.754.925
52.101	**Ministério da Defesa - Administração Direta**	**9.190.211.520**
1023	**Pensões Militares da União e dos Ex-territórios**	**9.189.211.520**
	1.2.1.5.04.1.1 Contribuição para o Custeio das Pensões Militares das Forças Armadas - Principal	9.189.211.520
1081	**Convênios**	**1.000.000**
	1.7.4.1.01.0.1 Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal	1.000.000
52.111	**Comando da Aeronáutica**	**2.257.436.982**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1052	**Recursos Livres da UO**		**1.876.611**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	1.876.611
1444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**897.966.777**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	897.966.777
1449	**Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços**		**1.357.593.594**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	1.357.593.594
52.121	**Comando do Exército**		**146.653.752**
1050	**Recursos Próprios Livres da UO**		**4.625.896**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	4.625.896
1081	**Convênios**		**102.500.000**
	2.4.2.2.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	94.000.000
	2.4.3.2.01.0.1	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal	8.500.000
1183	**Sistema Integrado de Monitoramento de Fronteiras (Sisfron)**		**20.772.931**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	20.772.931
9183	**Sistema Integrado de Monitoramento de Fronteiras (Sisfron)**		**18.754.925**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	18.754.925
52.131	**Comando da Marinha**		**1.747.811.244**
1077	**Fiscalização e Proteção das Áreas de Produção de Petróleo**		**1.347.993.512**
	1.3.4.1.02.3.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	791.540.731
	1.3.4.1.03.3.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	556.452.781
1444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**287.458.815**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	287.458.815
1449	**Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços**		**112.358.917**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	112.358.917
52.211	**Caixa de Financiamento Imobiliário da Aeronáutica**		**5.157.931**
1050	**Recursos Próprios Livres da UO**		**5.107.931**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	5.107.931
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**50.000**
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	50.000
52.221	**Indústria de Material Bélico do Brasil - IMBEL**		**150.555.001**
1050	**Recursos Próprios Livres da UO**		**150.432.721**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.500.313
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	14.748.168
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	76.754
	1.5.1.1.01.0.1	Receita Industrial - Principal	119.520.490
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	342.177
	1.9.2.1.99.0.1	Outras Indenizações - Principal	70.402
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.700.237
	7.5.1.1.01.0.1	Receita Industrial - Principal - Operações Intraorçamentárias	12.474.180
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**122.280**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	122.280
52.222	**Fundação Osório**		**447.834**
1050	**Recursos Próprios Livres da UO**		**447.834**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	406.640
	1.9.2.1.99.0.1	Outras Indenizações - Principal	41.194

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
52.232	**Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM**		**37.169.894**
1050	**Recursos Próprios Livres da UO**		**37.169.894**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	7.269.894
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	20.300.000
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	9.600.000
52.233	**Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL**		**4.000.000**
1050	**Recursos Próprios Livres da UO**		**4.000.000**
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	4.000.000
52.901	**Fundo do Ministério da Defesa**		**3.824.078**
1050	**Recursos Próprios Livres da UO**		**3.824.078**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	1.339.056
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	185.479
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	2.299.543
52.902	**Fundo de Administração do Hospital das Forças Armadas**		**19.522.915**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**19.522.915**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	910.149
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	30.160
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	1.210.980
	1.6.3.1.01.0.1	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal	743.817
	1.6.3.2.01.0.1	Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal	13.116.021
	1.9.2.3.99.0.1	Outros Ressarcimentos - Principal	3.200.844
	1.9.2.3.99.0.2	Outros Ressarcimentos - Multas e Juros	310.944
52.903	**Fundo do Serviço Militar**		**22.056.599**
1050	**Recursos Próprios Livres da UO**		**1.546.707**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	1.546.707
1052	**Recursos Livres da UO**		**20.509.892**
	1.1.2.2.01.0.1	Taxas pela Prestação de Serviços em Geral - Principal	7.817.471
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	12.692.421
52.910	**Fundo Aeronáutico – Receitas Específicas**		**29.848.115**
1050	**Recursos Próprios Livres da UO**		**29.848.115**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	4.247.269
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	15.903.901
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	8.851.245
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	845.700
52.911	**Fundo Aeronáutico**		**5.855.046.494**
1005	**Assistência Médico-Hospitalar dos Militares das Forças Armadas**		**378.939.356**
	1.2.1.6.05.1.1	Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal	315.791.404
	1.9.2.1.04.0.1	Indenização pela Assistência Médico-Hospitalar - Principal	63.144.675
	7.9.2.1.04.0.1	Indenização pela Assistência Médico-Hospitalar - Principal - Operações Intraorçamentárias	3.277
1050	**Recursos Próprios Livres da UO**		**1.157.611.531**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	56.121.328
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	130.376
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	962.975.927
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	2.047
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	74.744.805

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	15.687.326
	1.6.2.1.02.0.1	Serviços de Transporte de Passageiros ou Mercadorias - Principal	1.440.062
	1.6.9.9.99.0.1	Outros Serviços - Principal	17.722.352
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	28.787.308
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**11.941.156**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	11.941.156
1052	**Recursos Livres da UO**		**4.306.554.451**
	1.6.2.1.01.1.1	Serviços de Navegação Aérea - Principal	4.306.554.451
52.920	**Fundo do Exército – Receitas Específicas**		**80.395.661**
1050	**Recursos Próprios Livres da UO**		**80.395.661**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	15.038.687
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	15.805
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	55.622.122
	1.6.1.1.01.0.2	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Multas e Juros	1.903
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	7.554.756
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	504.229
	1.9.2.1.99.0.1	Outras Indenizações - Principal	1.505.860
	1.9.2.2.99.0.1	Outras Restituições - Principal	152.299
52.921	**Fundo do Exército**		**2.357.144.108**
1005	**Assistência Médico-Hospitalar dos Militares das Forças Armadas**		**1.776.514.248**
	1.2.1.6.05.1.1	Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal	1.651.637.883
	1.9.2.1.04.0.1	Indenização pela Assistência Médico-Hospitalar - Principal	7.697.358
	7.9.2.1.04.0.1	Indenização pela Assistência Médico-Hospitalar - Principal - Operações Intraorçamentárias	117.179.007
1021	**Fiscalização de Produtos Controlados pelo Exército**		**61.195.521**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	59.661.747
	1.1.2.1.01.0.2	Taxas de Inspeção, Controle e Fiscalização - Multas e Juros	1.440.346
	7.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal - Operações Intraorçamentárias	93.428
1050	**Recursos Próprios Livres da UO**		**509.778.515**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	56.856.364
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	34.257
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	222.041.212
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	181.558.420
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	13.146.656
	1.6.1.1.01.0.2	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Multas e Juros	5.452
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	8.983.548
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	9.459.244
	1.6.2.1.02.0.1	Serviços de Transporte de Passageiros ou Mercadorias - Principal	579.243
	1.6.9.9.99.0.1	Outros Serviços - Principal	62.829
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	409.469
	1.9.2.1.01.0.1	Indenizações por Danos Causados ao Patrimônio Público - Principal	1.514.496
	1.9.2.1.99.0.1	Outras Indenizações - Principal	11.825.871
	1.9.2.2.99.0.1	Outras Restituições - Principal	784.214
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	2.517.240
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**9.655.824**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	9.655.824
52.930	**Fundo Naval – Receitas Específicas**		**22.585.909**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1050	**Recursos Próprios Livres da UO**		**14.380.765**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	421.653
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.512.000
	1.6.1.1.02.0.1	Inscrição em Concursos e Processos Seletivos - Principal	10.858.320
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	1.386.000
	1.9.2.3.99.0.1	Outros Ressarcimentos - Principal	202.792
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**4.205.144**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	4.205.144
1081	**Convênios**		**4.000.000**
	1.7.1.7.99.0.1	Outras Transferências de Convênios da União e de Suas Entidades - Principal	2.000.000
	1.7.2.4.01.0.1	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	2.000.000
52.931	**Fundo Naval**		**1.730.283.019**
1005	**Assistência Médico-Hospitalar dos Militares das Forças Armadas**		**582.796.426**
	1.2.1.6.05.1.1	Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal	451.212.367
	1.9.2.1.04.0.1	Indenização pela Assistência Médico-Hospitalar - Principal	131.584.059
1009	**Fiscalização de Segurança do Tráfego Aquaviário**		**5.643.533**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	5.641.698
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	1.835
1050	**Recursos Próprios Livres da UO**		**430.253.353**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	18.718.880
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	287.189.000
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	76.313.541
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	35.679.511
	1.6.1.1.03.0.1	Serviços de Registro, Certificação e Fiscalização - Principal	7.644.629
	1.6.2.1.03.0.1	Serviços Portuários - Principal	483.024
	1.6.9.9.99.0.1	Outros Serviços - Principal	38.520
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	234.057
	1.9.2.1.03.0.1	Indenização por Sinistro - Principal	1.024.637
	1.9.2.1.99.0.1	Outras Indenizações - Principal	2.922.248
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	5.306
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**6.603.708**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	6.603.708
1052	**Recursos Livres da UO**		**136.142**
	1.1.2.2.01.0.1	Taxas pela Prestação de Serviços em Geral - Principal	136.142
1063	**Rede de Balizamento Marítimo, Fluvial e Lacustre**		**261.699.316**
	1.6.2.1.01.2.1	Serviços de Navegação Naval - Principal	261.699.316
1090	**Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na**		**17.044.252**
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	17.044.252
1115	**Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros**		**426.106.289**
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	426.106.289
52.932	**Fundo de Desenvolvimento do Ensino Profissional Marítimo**		**347.883.428**
1050	**Recursos Próprios Livres da UO**		**75.072.985**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	72.326.840
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.746.145
1052	**Recursos Livres da UO**		**272.810.443**
	1.2.1.9.06.1.1	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Principal	203.079.577

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.2.1.9.06.1.2	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Multas e Juros	1.485.707
	1.2.1.9.06.1.3	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Dívida Ativa	2.689.405
	1.2.1.9.06.1.4	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Dívida Ativa - Multas e Juros	1.639.811
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	63.915.943
53.000	**Ministério da Integração e do Desenvolvimento Regional**		**616.665.169**
1016	Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos Hídricos		135.380.290
1050	Recursos Próprios Livres da UO		127.750.173
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		17.159.471
1052	Recursos Livres da UO		39.294.232
1066	Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e		83.948.635
1071	Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de		212.443.717
1182	Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)		688.651
53.101	**Ministério da Integração e do Desenvolvimento Regional - Administração Direta**		**150.458.734**
1050	**Recursos Próprios Livres da UO**		**39.768.739**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	39.768.739
1052	**Recursos Livres da UO**		**26.052.709**
	1.6.1.1.06.0.1	Serviços de Operação, Manutenção e Fornecimento de Água - Principal	26.052.709
1066	**Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos**		**83.948.635**
	1.3.4.5.03.1.1	Utilização de Recursos Hídricos - Itaipu - Principal	34.818.203
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	49.130.432
1182	**Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)**		**688.651**
	1.9.3.1.10.0.1	Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Principal	688.651
53.201	**Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF**		**67.923.278**
1050	**Recursos Próprios Livres da UO**		**56.146.646**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	343.457
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	9.528.519
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	17.614.413
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	3.677
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	24.833.359
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	2.959.416
	1.9.2.1.03.0.1	Indenização por Sinistro - Principal	403.973
	1.9.2.2.99.0.1	Outras Restituições - Principal	459.832
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**11.776.632**
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	11.776.632
53.202	**Superintendência do Desenvolvimento da Amazônia**		**20.466.595**
1050	**Recursos Próprios Livres da UO**		**11.144.407**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	8.812.208
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	2.308.188
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	24.011
1052	**Recursos Livres da UO**		**9.322.188**
	7.9.9.9.13.1.1	Recursos Recebidos de Fundos de Desenvolvimento Regional - Principal - Operações Intraorçamentárias	9.322.188
53.203	**Superintendência do Desenvolvimento do Nordeste**		**17.675.188**
1050	**Recursos Próprios Livres da UO**		**17.675.188**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	12.743.165
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	4.635.800

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	296.223
53.204	**Departamento Nacional de Obras Contra as Secas - DNOCS**		**7.533.946**
1050	**Recursos Próprios Livres da UO**		**2.151.107**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	988.095
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	2.458
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	170.271
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	98.634
	1.4.1.1.01.0.1	Receita Agropecuária - Principal	15.981
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	841.076
	1.9.2.2.99.0.1	Outras Restituições - Principal	34.592
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**5.382.839**
	2.2.1.3.01.0.1	Alienação de Bens Móveis e Semoventes - Principal	2.296.273
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	3.086.566
53.207	**Superintendência do Desenvolvimento do Centro-Oeste - SUDECO**		**3.959.952**
1050	**Recursos Próprios Livres da UO**		**864.086**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	864.086
1052	**Recursos Livres da UO**		**3.095.866**
	7.9.9.9.13.1.1	Recursos Recebidos de Fundos de Desenvolvimento Regional - Principal - Operações Intraorçamentárias	3.095.866
53.210	**Agência Nacional de Águas e Saneamento Básico - ANA**		**348.647.476**
1016	**Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos**		**135.380.290**
	1.3.4.5.01.0.1	Outorga de Direitos de Uso de Recursos Hídricos - Principal	135.207.409
	1.3.4.5.01.0.3	Outorga de Direitos de Uso de Recursos Hídricos - Dívida Ativa	172.881
1052	**Recursos Livres da UO**		**823.469**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	823.469
1071	**Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de**		**212.443.717**
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	196.521.729
	1.3.4.5.03.4.1	Utilização de Recursos Hídricos – Terras Indígenas - Principal	15.921.988
54.000	**Ministério do Turismo**		**1.697.778.896**
1050	Recursos Próprios Livres da UO		14.202
1052	Recursos Livres da UO		465.314.843
1140	Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do		812.339.528
9052	Recursos Livres da UO		420.110.323
54.101	**Ministério do Turismo - Administração Direta**		**1.697.778.896**
1050	**Recursos Próprios Livres da UO**		**14.202**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	14.202
1052	**Recursos Livres da UO**		**465.314.843**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	465.313.657
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	1.186
1140	**Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do**		**812.339.528**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	218.391.318
	1.3.3.2.04.0.1	Delegação para Exploração da Infraestrutura Aeroportuária - Principal	541.773.775
	1.3.3.2.04.0.2	Delegação para Exploração da Infraestrutura Aeroportuária - Multas e Juros	255.640
	1.3.3.2.04.0.3	Delegação para Exploração da Infraestrutura Aeroportuária - Dívida Ativa	51.918.795
9052	**Recursos Livres da UO**		**420.110.323**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	420.110.323
55.000	**Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome**		**70.029.060.321**
1049	Recursos Próprios da UO para Aplicação em Seguridade Social		260.321

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1132	Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em		28.800.000
9444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o		70.000.000.000
55.101	**Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta**		**40.003.459.156**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**259.156**
	1.3.2.1.03.0.1	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	259.156
1132	**Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos**		**3.200.000**
	1.9.2.1.05.0.1	Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal	3.200.000
9444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**40.000.000.000**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	40.000.000.000
55.901	**Fundo Nacional de Assistência Social**		**30.025.601.165**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**1.165**
	1.3.2.1.03.0.1	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	1.165
1132	**Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos**		**25.600.000**
	1.9.2.1.05.0.1	Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal	25.600.000
9444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**30.000.000.000**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	30.000.000.000
56.000	**Ministério das Cidades**		**150.773.086**
1050	Recursos Próprios Livres da UO		150.773.086
56.201	**Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB**		**115.291.154**
1050	**Recursos Próprios Livres da UO**		**115.291.154**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.134.592
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	10.176
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	19.093.083
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	117.159
	1.6.2.1.02.0.1	Serviços de Transporte de Passageiros ou Mercadorias - Principal	91.300.701
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	115.076
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	1.421.050
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	99.317
56.202	**Companhia Brasileira de Trens Urbanos - CBTU**		**32.130.050**
1050	**Recursos Próprios Livres da UO**		**32.130.050**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	3.828.080
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	35.872
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	146.124
	1.6.2.1.02.0.1	Serviços de Transporte de Passageiros ou Mercadorias - Principal	28.110.188
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	4.274
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	5.512
56.902	**Fundo Nacional de Habitação de Interesse Social - FNHIS**		**3.351.882**
1050	**Recursos Próprios Livres da UO**		**3.351.882**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	3.351.882
58.000	**Ministério da Pesca e Aquicultura**		**14.843.480**
1050	Recursos Próprios Livres da UO		27.933
1052	Recursos Livres da UO		14.815.547
58.101	**Ministério da Pesca e Aquicultura- Administração Direta**		**14.843.480**
1050	**Recursos Próprios Livres da UO**		**27.933**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	27.933
1052	**Recursos Livres da UO**		**14.815.547**
	1.1.2.1.05.0.1	Taxa de Controle e Fiscalização da Pesca e Aquicultura - Principal	14.815.547

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
59.000	**Conselho Nacional do Ministério Público**		**13.666**
1050	Recursos Próprios Livres da UO		13.666
59.101	**Conselho Nacional do Ministério Público**		**13.666**
1050	**Recursos Próprios Livres da UO**		**13.666**
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	13.666
68.000	**Ministério de Portos e Aeroportos**		**11.623.416.916**
1050	Recursos Próprios Livres da UO		3.106.237.453
1052	Recursos Livres da UO		4.675.393.674
1088	Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional		27.029.414
1089	Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico		188.591.859
1091	Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da Indústria		3.626.164.516
68.201	**Agência Nacional de Transportes Aquaviários - ANTAQ**		**34.619.779**
1052	**Recursos Livres da UO**		**34.619.779**
	1.3.3.2.03.0.1	Delegação para Exploração da Infraestrutura de Transporte Aquaviário - Principal	31.332.000
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	2.813.221
	1.9.1.1.01.0.2	Multas Previstas em Legislação Específica - Multas e Juros	474.558
68.213	**Agência Nacional de Aviação Civil - ANAC**		**424.937.888**
1050	**Recursos Próprios Livres da UO**		**193.838.145**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	193.773.581
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	64.564
1052	**Recursos Livres da UO**		**15.478.470**
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	14.900.446
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	115.808
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	335.292
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	126.924
1088	**Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional**		**27.029.414**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	8.088.454
	1.9.1.1.01.0.3	Multas Previstas em Legislação Específica - Dívida Ativa	18.924.846
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	16.114
1089	**Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico**		**188.591.859**
	1.2.1.9.05.1.1	Contribuição para o Ensino Aeroviário - Principal	184.485.708
	1.2.1.9.05.1.2	Contribuição para o Ensino Aeroviário - Multas e Juros	2.132.990
	1.2.1.9.05.1.3	Contribuição para o Ensino Aeroviário - Dívida Ativa	1.765.445
	1.2.1.9.05.1.4	Contribuição para o Ensino Aeroviário - Dívida Ativa - Multas e Juros	207.716
68.901	**Fundo da Marinha Mercante - FMM**		**9.268.400.351**
1050	**Recursos Próprios Livres da UO**		**2.402.819.567**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	1.712.928.357
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	689.891.210
1052	**Recursos Livres da UO**		**3.239.416.268**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	3.239.416.268
1091	**Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da**		**3.626.164.516**
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	3.626.164.516
68.902	**Fundo Nacional de Aviação Civil - FNAC**		**1.895.458.898**
1050	**Recursos Próprios Livres da UO**		**509.579.741**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	509.579.741
1052	**Recursos Livres da UO**		**1.385.879.157**
	1.3.3.2.04.0.1	Delegação para Exploração da Infraestrutura Aeroportuária - Principal	1.264.138.808

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos		
	1.3.3.2.04.0.2 Delegação para Exploração da Infraestrutura Aeroportuária - Multas e Juros	596.493
	1.3.3.2.04.0.3 Delegação para Exploração da Infraestrutura Aeroportuária - Dívida Ativa	121.143.856
71.000	**Encargos Financeiros da União**	**29.383.349.234**
1050	Recursos Próprios Livres da UO	7.822.332.441
1052	Recursos Livres da UO	217.645.381
1074	Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A	291.181.874
1147	Destinações do Fundo Social – FS	21.052.189.538
71.101	**Recursos sob Supervisão do Ministério da Fazenda**	**291.181.874**
1074	**Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A**	**291.181.874**
	1.3.1.1.01.5.1 Aluguéis e Arrendamentos de Imóveis – Malha Ferroviária/Fundo Contingente – Extinta RFFSA - Principal	291.181.874
71.903	**Fundo Social - FS**	**24.762.323.258**
1050	**Recursos Próprios Livres da UO**	**3.710.133.720**
	1.3.2.1.01.1.1 Remuneração de Depósitos Bancários - Geral - Principal	3.710.133.720
1147	**Destinações do Fundo Social – FS**	**21.052.189.538**
	1.3.4.1.02.2.1 Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	694.103.977
	1.3.4.1.03.1.1 Royalties Excedentes pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	77.039.261
	1.3.4.1.03.2.1 Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	1.207.648.521
	1.3.4.1.04.2.1 Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	5.900.299.236
	1.5.1.1.02.1.1 Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Principal	10.523.813.887
	1.6.4.1.01.0.1 Retorno de Operações, Juros e Encargos Financeiros - Principal	1.097.436.603
	2.3.1.1.06.0.1 Amortização de Empréstimos Contratuais - Principal	1.551.848.053
71.904	**Fundo de Estabilidade do Seguro Rural - Recursos sob Supervisão do Ministério da Fazenda**	**53.122.441**
1050	**Recursos Próprios Livres da UO**	**43.043.888**
	1.3.2.1.01.1.1 Remuneração de Depósitos Bancários - Geral - Principal	32.784.258
	1.3.2.1.05.0.1 Juros de Títulos de Renda - Principal	10.259.630
1052	**Recursos Livres da UO**	**10.078.553**
	1.6.4.1.02.0.1 Concessão de Avais, Garantias e Seguros - Principal	10.078.553
71.905	**Fundo de Garantia à Exportação - Recursos sob Supervisão do Ministério da Fazenda**	**4.276.721.661**
1050	**Recursos Próprios Livres da UO**	**4.069.154.833**
	1.3.2.1.01.1.1 Remuneração de Depósitos Bancários - Geral - Principal	3.954.642.853
	1.9.2.2.08.0.1 Restituição de Garantias Prestadas - Principal	114.511.980
1052	**Recursos Livres da UO**	**207.566.828**
	1.6.4.1.02.0.1 Concessão de Avais, Garantias e Seguros - Principal	189.023.792
	1.6.4.1.02.0.2 Concessão de Avais, Garantias e Seguros - Multas e Juros	18.543.036
73.000	**Transferências a Estados, Distrito Federal e Municípios**	**593.234.949.059**
1006	Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes	20.735.692
1023	Pensões Militares da União e dos Ex-territórios	181.303.764
1024	Pensões Militares e Remuneração dos Inativos Militares do FCDF	608.650.089
1055	Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado	268.716.387
1125	Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal	264.857.206
1126	Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes	25.726.012
1201	Transferência Constitucional do Fundo de Participação dos Municípios	258.873.416.495
1202	Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	218.265.821.753
1203	Transferência Constitucional do IPI Exportação	9.752.484.186
1206	Transferência Constitucional de Parcela do ITR para os Municípios	3.904.524.652

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
1211		Transferência de Parcela da Cide Combustíveis aos Estados e DF	1.078.330.253
1213		Transferência das Cotas Estaduais e Municipais do Salário-Educação	24.562.149.477
1219		Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios	27.382.982
1229		Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e	23.426.473
1234		Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os	2.282.330.976
1235		Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os	1.492.208.679
1241		Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais para os	6.613.109.821
1242		Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos Fluidos aos	59.945.825.468
1286		Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF	205.315.952
1287		Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para Aplicação	3.569.592
1289		Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito	20.772.931
9201		Transferência Constitucional do Fundo de Participação dos Municípios	2.469.450.000
9202		Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	2.082.085.294
9203		Transferência Constitucional do IPI Exportação	244.000.000
9289		Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito	18.754.925
73.107		**Recursos sob Supervisão do Ministério da Educação**	**24.562.149.477**
1213		**Transferência das Cotas Estaduais e Municipais do Salário-Educação**	**24.562.149.477**
	1.2.1.9.04.1.1	Contribuição Social do Salário-Educação - Principal	23.853.832.336
	1.2.1.9.04.1.2	Contribuição Social do Salário-Educação - Multas e Juros	151.936.973
	1.2.1.9.04.1.3	Contribuição Social do Salário-Educação - Dívida Ativa	415.833.799
	1.2.1.9.04.1.4	Contribuição Social do Salário-Educação - Dívida Ativa - Multas e Juros	140.546.369
73.108		**Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda**	**496.697.495.615**
1201		**Transferência Constitucional do Fundo de Participação dos Municípios**	**258.873.416.495**
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	20.550.309.588
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	949.862.494
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	70.206.145
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	81.268.075
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	135.478.693
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	80.278.611.916
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	1.571.379.284
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	238.487.364
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	139.842.241
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	304.552.433
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	54.146.401.864
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	433.672.774
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	171.295.964
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	26.320.355
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	56.016.458
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	45.728.757.172
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	22.951.485.652
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	6.149.183.197
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	21.025.193
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	2.959.592.124
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	181.236
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	938.374.913
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	2.486.523.958
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	8.610.431.615

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*

Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	24.303.991
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	9.436.671.023
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	235.331.919
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	73.341.358
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	25.954.085
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	78.126.834
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	173.292
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	229.500
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	22.170
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	1.615
1202		**Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal**	**218.265.821.753**
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	17.326.731.613
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	800.864.456
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	59.193.416
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	68.520.142
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	114.227.134
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	67.685.888.479
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	1.324.888.416
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	201.077.581
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	117.906.203
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	256.779.502
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	45.652.848.631
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	365.645.672
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	144.426.009
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	22.191.672
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	47.229.563
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	38.555.618.792
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	19.351.252.609
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	5.184.605.441
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	17.727.123
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	2.495.342.379
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	152.807
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	791.178.848
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	2.096.480.985
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	7.259.775.676
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	20.491.601
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	7.956.408.901
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	198.417.108
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	61.836.831
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	21.882.856
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	65.871.645
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	146.109
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	193.500
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	18.692
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	1.361
1203		**Transferência Constitucional do IPI Exportação**	**9.752.484.186**
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	1.160.624.363

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	71.073
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	367.990.162
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	975.107.435
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	3.376.639.849
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	9.530.977
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	3.700.655.303
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	92.287.027
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	28.761.317
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	10.178.073
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	30.637.974
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	633
1206	**Transferência Constitucional de Parcela do ITR para os Municípios**		**3.904.524.652**
	1.1.1.2.01.1.1	Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Principal	3.400.703.406
	1.1.1.2.01.1.2	Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Multas e Juros	247.909.355
	1.1.1.2.01.1.3	Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Dívida Ativa	15.588.194
	1.1.1.2.01.1.7	Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Multas da Dívida Ativa	12.592.989
	1.1.1.2.01.1.8	Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Juros da Dívida Ativa	22.229.409
	1.1.1.2.01.2.1	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Principal	188.927.967
	1.1.1.2.01.2.2	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Multas e Juros	13.772.742
	1.1.1.2.01.2.3	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Dívida Ativa	866.012
	1.1.1.2.01.2.7	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Multas da Dívida Ativa	699.611
	1.1.1.2.01.2.8	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Juros da Dívida Ativa	1.234.967
1211	**Transferência de Parcela da Cide Combustíveis aos Estados e DF**		**1.078.330.253**
	1.2.2.1.08.1.1	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Importação - Principal	102.467.453
	1.2.2.1.08.2.1	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Principal	974.990.770
	1.2.2.1.08.2.3	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Dívida Ativa	290.691
	1.2.2.1.08.2.7	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Multas da Dívida Ativa	59.461
	1.2.2.1.08.2.8	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Juros da Dívida Ativa	521.878
1219	**Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios**		**27.382.982**
	1.1.1.5.01.0.1	Imposto sobre Operações Financeiras incidente sobre o Ouro – IOF-Ouro - Principal	27.382.982
9201	**Transferência Constitucional do Fundo de Participação dos Municípios**		**2.469.450.000**
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	1.847.250.000
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	622.200.000
9202	**Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal**		**2.082.085.294**
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	1.557.485.294
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	524.600.000
9203	**Transferência Constitucional do IPI Exportação**		**244.000.000**
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	244.000.000
73.109	**Recursos sob Supervisão do Ministério do Esporte**		**39.527.856**
1289	**Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do**		**20.772.931**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	20.772.931
9289	**Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do**		**18.754.925**
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	18.754.925
73.111	**Recursos sob Supervisão do Ministério do Meio Ambiente e Mudança do Clima**		**23.426.473**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1229	**Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e**		**23.426.473**
	1.3.4.6.01.2.1	Concessão de Florestas Nacionais - Demais Valores - Principal	22.761.090
	1.3.4.6.01.2.2	Concessão de Florestas Nacionais - Demais Valores - Multas e Juros	665.383
73.113	**Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos**		**390.189.308**
1023	**Pensões Militares da União e dos Ex-territórios**		**181.303.764**
	1.2.1.5.04.1.1	Contribuição para o Custeio das Pensões Militares das Forças Armadas - Principal	181.303.764
1286	**Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF**		**205.315.952**
	1.3.1.1.01.2.1	Foros, Laudêmios e Tarifas de Ocupação - Principal	181.544.402
	1.3.1.1.01.2.3	Foros, Laudêmios e Tarifas de Ocupação - Dívida Ativa	23.771.550
1287	**Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para**		**3.569.592**
	2.2.2.1.02.0.1	Alienação de Bens Imóveis - Programa de Administração Patrimonial Imobiliária da União - Principal	3.569.592
73.116	**Recursos sob Supervisão da Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP**		**59.945.825.468**
1242	**Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos**		**59.945.825.468**
	1.3.4.1.02.1.1	Royalties Mínimos pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	844.937.369
	1.3.4.1.02.2.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	5.552.831.812
	1.3.4.1.02.3.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	4.523.089.896
	1.3.4.1.02.4.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	4.292.939.695
	1.3.4.1.03.1.1	Royalties Excedentes pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	462.235.563
	1.3.4.1.03.2.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	3.622.945.562
	1.3.4.1.03.3.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	3.179.730.179
	1.3.4.1.03.4.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	3.219.705.297
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	34.088.845
	1.3.4.1.04.2.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	11.800.598.471
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	2.055.983.423
	1.3.4.1.04.4.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	639.321.671
	1.3.4.3.02.4.1	Royalties pela Produção de Petróleo em Plataforma - Partilha de Produção - Declaração de Comercialidade a partir de 3/12/2012 - Principal	19.717.417.685
73.118	**Recursos sob Supervisão da Agência Nacional de Energia Elétrica - ANEEL**		**3.774.539.655**
1234	**Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para**		**2.282.330.976**
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	2.105.589.949
	1.3.4.5.03.3.1	Utilização de Recursos Hídricos - Demais Empresas - Prorrogação de Outorga - Principal	6.148.293
	1.3.4.5.03.4.1	Utilização de Recursos Hídricos – Terras Indígenas - Principal	170.592.734
1235	**Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para**		**1.492.208.679**
	1.3.4.5.03.1.1	Utilização de Recursos Hídricos - Itaipu - Principal	1.492.208.679
73.119	**Recursos sob Supervisão da Agência Nacional de ¿¿Mineração - ANM**		**6.613.109.821**
1241	**Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais**		**6.613.109.821**
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	6.592.866.304
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	20.243.517
73.901	**Fundo Constitucional do Distrito Federal - FCDF**		**1.188.685.386**
1006	**Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes**		**20.735.692**
	1.2.1.6.01.1.1	Contribuição para Fundos de Assistência Médica - Policiais Militares - Principal	20.735.692
1024	**Pensões Militares e Remuneração dos Inativos Militares do FCDF**		**608.650.089**
	1.2.1.5.04.2.1	Contribuição para o Custeio das Pensões Militares e da Inatividade da Polícia Militar do Distrito Federal - Principal	412.317.678
	1.2.1.5.04.3.1	Contribuição para o Custeio das Pensões Militares e da Inatividade do Corpo de Bombeiros Militar do Distrito Federal - Principal	196.332.411

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1055	**Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado**		**268.716.387**
	1.2.1.5.01.1.1	Contribuição do Servidor Civil Ativo - Principal	136.082.518
	1.2.1.5.01.2.1	Contribuição do Servidor Civil Inativo - Principal	132.633.869
1125	**Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal**		**264.857.206**
	7.2.1.5.02.1.1	Contribuição Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias	264.857.206
1126	**Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes**		**25.726.012**
	1.2.1.6.02.1.1	Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Principal	25.726.012
74.000	**Operações Oficiais de Crédito**		**72.062.719.324**
1050	Recursos Próprios Livres da UO		1.764.916.038
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital		13.779.855
1052	Recursos Livres da UO		13.111.549.768
1061	Programas Financiados por Operações Oficiais de Crédito		967.953.057
1114	Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional		19.457.922
1124	Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES		433.928.524
1207	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		6.091.139.210
1208	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		6.091.139.210
1209	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		9.136.708.819
1210	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		9.136.708.819
1444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o		22.412.000.000
1448	Objeto Contratual da Operação de Crédito Externa em Moeda		2.592.914.572
9207	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		58.104.706
9208	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		58.104.706
9209	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		87.157.059
9210	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da		87.157.059
74.101	**Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda**		**2.379.953.057**
1061	**Programas Financiados por Operações Oficiais de Crédito**		**967.953.057**
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	36.802.761
	2.3.1.1.05.0.1	Amortização de Empréstimos - Programa das Operações Oficiais de Crédito - Principal	931.150.296
1444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**1.412.000.000**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	1.412.000.000
74.203	**Recursos sob Supervisão do Instituto Nacional de Colonização e Reforma Agrária/INCRA-MDA**		**17.839.430**
1050	**Recursos Próprios Livres da UO**		**17.839.430**
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	17.839.430
74.204	**Recursos sob Supervisão da Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM**		**235.235.430**
1050	**Recursos Próprios Livres da UO**		**221.455.575**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	4.960.024
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1.477.122
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	66.634.474
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	156.579
	1.9.4.4.06.0.2	Multas e Juros de Mora de Amortização de Empréstimos Contratuais - Multas e Juros	16.142
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	569.623
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	147.641.611
1051	**Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital**		**13.779.855**
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	13.779.855
74.205	**Recursos sob Supervisão da Caixa de Financiamento Imobiliário da Aeronáutica**		**14.086.881**
1050	**Recursos Próprios Livres da UO**		**14.086.881**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	9.746.361

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	506.948
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	3.833.572
74.901		**Recursos sob Supervisão do Fundo de Defesa da Economia Cafeeira/Funcafé - M. Agric. e Pec.**	**7.368.712.499**
1050		**Recursos Próprios Livres da UO**	**350.481.752**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	342.177.820
	1.9.9.9.99.3.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Financeiras - Dívida Ativa	8.303.932
1052		**Recursos Livres da UO**	**7.018.230.747**
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	344.873.016
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	6.673.357.731
74.902		**Recursos sob Supervisão do Fundo de Financiamento ao Estudante do Ensino Superior/FIES -**	**5.235.050.382**
1050		**Recursos Próprios Livres da UO**	**216.333.444**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	215.478.566
	1.3.2.1.05.0.1	Juros de Títulos de Renda - Principal	854.878
1052		**Recursos Livres da UO**	**4.584.788.414**
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	1.287.371.741
	2.3.1.1.07.2.1	Amortização de Financiamento do Fundo de Financiamento ao Estudante do Ensino Superior - FIES - Principal	3.297.416.673
1124		**Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES**	**433.928.524**
	1.9.3.1.04.0.1	Prêmios Prescritos de Concursos de Prognósticos - Principal	433.239.873
	1.9.3.1.10.0.1	Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Principal	688.651
74.906		**Recursos sob Supervisão do Fundo de Terras e da Reforma Agrária/Banco da Terra - MDA**	**144.462.047**
1050		**Recursos Próprios Livres da UO**	**126.779.384**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	80.633.856
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	8.400.645
	1.9.9.9.99.3.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Financeiras - Dívida Ativa	37.744.883
1052		**Recursos Livres da UO**	**17.682.663**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	17.682.663
74.908		**Recursos sob Supervisão do Fundo Geral de Turismo/FUNGETUR - Ministério do Turismo**	**826.435.095**
1050		**Recursos Próprios Livres da UO**	**170.478.692**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	25.190.789
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	145.287.903
1052		**Recursos Livres da UO**	**655.956.403**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	655.956.403
74.913		**Recursos sob Supervisão do Fundo Constitucional de Financiamento do Norte/FNO - MDR**	**6.149.243.916**
1207		**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**	**6.091.139.210**
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	483.536.696
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	22.349.706
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	1.651.909
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	1.912.190
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	3.187.734
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	1.888.908.516
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	36.973.630
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	5.611.467
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	3.290.406
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	7.165.940
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	1.274.032.985
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	10.204.065
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	4.030.493

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	619.302
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	1.318.034
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	1.075.970.757
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	540.034.957
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	144.686.663
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	494.710
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	69.637.462
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	4.264
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	22.079.410
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	58.506.446
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	202.598.391
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	571.859
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	222.039.318
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	5.537.222
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	1.725.679
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	610.684
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	1.838.278
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	4.077
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	5.400
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	522
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	38
9207	**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**		**58.104.706**
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	43.464.706
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	14.640.000
74.914	**Recursos sob Supervisão do Fundo Constitucional de Financiamento do Centro-Oeste/FCO -**		**6.149.243.916**
1208	**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**		**6.091.139.210**
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	483.536.696
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	22.349.706
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	1.651.909
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	1.912.190
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	3.187.734
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	1.888.908.516
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	36.973.630
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	5.611.467
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	3.290.406
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	7.165.940
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	1.274.032.985
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	10.204.065
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	4.030.493
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	619.302
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	1.318.034
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	1.075.970.757
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	540.034.957
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	144.686.663
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	494.710
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	69.637.462
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	4.264
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	22.079.410

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	58.506.446
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	202.598.391
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	571.859
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	222.039.318
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	5.537.222
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	1.725.679
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	610.684
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	1.838.278
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	4.077
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	5.400
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	522
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	38
9208	**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**		**58.104.706**
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	43.464.706
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	14.640.000
74.915	**Recursos sob Supervisão do Fundo Constitucional de Financiamento do Nordeste/FNE - MDR**		**18.447.731.756**
1209	**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**		**9.136.708.819**
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	725.305.044
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	33.524.559
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	2.477.864
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	2.868.285
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	4.781.601
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	2.833.362.774
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	55.460.445
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	8.417.201
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	4.935.609
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	10.748.909
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	1.911.049.478
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	15.306.098
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	6.045.740
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	928.954
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	1.977.051
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	1.613.956.135
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	810.052.435
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	217.029.995
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	742.066
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	104.456.193
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	6.397
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	33.119.115
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	87.759.669
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	303.897.586
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	857.788
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	333.058.977
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	8.305.832
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	2.588.519
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	916.027
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	2.757.418

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	6.116
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	8.100
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	782
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	57
1210		**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**	**9.136.708.819**
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	725.305.044
	1.1.1.3.01.0.2	Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros	33.524.559
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	2.477.864
	1.1.1.3.01.0.7	Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa	2.868.285
	1.1.1.3.01.0.8	Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa	4.781.601
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	2.833.362.774
	1.1.1.3.02.0.2	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros	55.460.445
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	8.417.201
	1.1.1.3.02.0.7	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa	4.935.609
	1.1.1.3.02.0.8	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa	10.748.909
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	1.911.049.478
	1.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros	15.306.098
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	6.045.740
	1.1.1.3.03.1.7	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa	928.954
	1.1.1.3.03.1.8	Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa	1.977.051
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	1.613.956.135
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	810.052.435
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	217.029.995
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	742.066
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	104.456.193
	1.1.1.4.01.1.2	Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros	6.397
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	33.119.115
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	87.759.669
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	303.897.586
	1.1.1.4.01.4.2	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros	857.788
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	333.058.977
	1.1.1.4.01.5.2	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros	8.305.832
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	2.588.519
	1.1.1.4.01.5.7	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa	916.027
	1.1.1.4.01.5.8	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa	2.757.418
	7.1.1.3.03.1.2	Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias	6.116
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	8.100
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	782
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	57
9209		**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**	**87.157.059**
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	65.197.059
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	21.960.000
9210		**Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor**	**87.157.059**
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	65.197.059
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	21.960.000
74.916		**Recursos sob Supervisão do Fundo Nacional sobre Mudança do Clima/FNMC - MMA**	**11.000.000.000**
1444		**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**	**11.000.000.000**

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	11.000.000.000
74.917	**Recursos sob Supervisão do Fundo de Desenvolvimento da Amazônia/FDA - MDR**		**1.269.070.666**
1050	**Recursos Próprios Livres da UO**		**326.638.430**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	326.500.182
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	138.248
1052	**Recursos Livres da UO**		**472.051.644**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	472.051.644
1114	**Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional**		**7.188.604**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	7.188.604
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**463.191.988**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	463.191.988
74.918	**Recursos sob Supervisão do Fundo de Desenvolvimento do Nordeste/FDNE - MDR**		**1.133.932.378**
1050	**Recursos Próprios Livres da UO**		**206.114.080**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	172.824.078
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	33.290.002
1052	**Recursos Livres da UO**		**334.902.395**
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	334.902.395
1114	**Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional**		**11.663.919**
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	506.954
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	5.100.037
	7.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal - Operações Intraorçamentárias	6.056.928
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**581.251.984**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	581.251.984
74.919	**Recursos sob Supervisão do Fundo de Desenvolvimento do Centro-Oeste/FDCO - MDR**		**590.881.871**
1050	**Recursos Próprios Livres da UO**		**114.708.370**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	102.891.415
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	11.816.955
1052	**Recursos Livres da UO**		**27.937.502**
	1.9.4.4.07.1.2	Multas e Juros de Mora de Amortização de Financiamentos em Geral - Multas e Juros	35.438
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	27.902.064
1114	**Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional**		**605.399**
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	179.954
	1.9.4.4.07.1.2	Multas e Juros de Mora de Amortização de Financiamentos em Geral - Multas e Juros	540
	2.3.1.1.07.1.1	Amortização de Financiamentos em Geral - Principal	424.905
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**447.630.600**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	447.630.600
74.920	**Recursos sob Supervisão do Fundo de Universalização dos Serviços de Telecomunicações -**		**1.100.840.000**
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**1.100.840.000**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	1.100.840.000
74.921	**Recursos sob Supervisão do Fundo Nacional de Investimento em Infraestrutura Social (FIIS)/PR**		**10.000.000.000**
1444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**10.000.000.000**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	10.000.000.000
75.000	**Dívida Pública Federal**		**2.589.398.075.430**
1400	Pagamento da Dívida Pública Mobiliária Federal		41.027.915.349
1401	Amortização da Dívida Pública Federal		46.538.884.675
1443	Refinanciamento da Dívida Pública Federal		1.822.972.167.477
1444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o		668.378.442.929

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
1. Recursos Vinculados a Órgãos			
1448	Objeto Contratual da Operação de Crédito Externa em Moeda		10.480.665.000
75.101	**Recursos sob Supervisão do Ministério da Fazenda**		**2.589.398.075.430**
1400	**Pagamento da Dívida Pública Mobiliária Federal**		**41.027.915.349**
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	24.827.729.439
	2.3.1.1.03.0.1	Amortização de Empréstimos - Estados e Municípios - Principal	16.200.185.910
1401	**Amortização da Dívida Pública Federal**		**46.538.884.675**
	1.3.2.1.06.0.1	Juros sobre o Capital Próprio - Principal	14.862.197.186
	1.3.2.1.06.0.2	Juros sobre o Capital Próprio - Multas e Juros	3.584.010
	1.3.2.2.01.1.1	Dividendos - União - Principal	23.006.839.199
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	2.199.125.041
	2.3.1.1.03.0.1	Amortização de Empréstimos - Estados e Municípios - Principal	76.242.499
	2.3.1.1.06.0.1	Amortização de Empréstimos Contratuais - Principal	6.390.896.740
1443	**Refinanciamento da Dívida Pública Federal**		**1.822.972.167.477**
	2.1.1.1.02.0.1	Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Interno - Principal	1.822.972.167.477
1444	**Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional,**		**668.378.442.929**
	2.1.1.1.01.0.1	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal	668.378.442.929
1448	**Objeto Contratual da Operação de Crédito Externa em Moeda**		**10.480.665.000**
	2.1.2.2.01.0.1	Operações de Crédito Contratuais - Mercado Externo - Principal	10.480.665.000
81.000	**Ministério dos Direitos Humanos e da Cidadania**		**14.671.152**
1003	Recursos da UO para Aplicação na Seguridade Social		421.089
1049	Recursos Próprios da UO para Aplicação em Seguridade Social		10.390.848
1096	Doações Nacionais		2.444.929
1122	Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro		1.414.286
81.901	**Fundo Nacional para a Criança e o Adolescente - FNCA**		**11.372.578**
1003	**Recursos da UO para Aplicação na Seguridade Social**		**421.089**
	1.2.1.9.01.1.1	Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal	421.089
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**9.537.203**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	9.537.203
1122	**Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro**		**1.414.286**
	1.2.1.7.06.1.1	Contribuição sobre Loteria de Prognóstico Específico - Principal	1.414.286
81.902	**Fundo Nacional do Idoso - FNI**		**3.298.574**
1049	**Recursos Próprios da UO para Aplicação em Seguridade Social**		**853.645**
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	853.645
1096	**Doações Nacionais**		**2.444.929**
	1.7.9.1.01.0.1	Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal	2.444.929
83.000	**Banco Central do Brasil**		**644.243.104**
1050	Recursos Próprios Livres da UO		610.138.864
1131	Recursos Livres do Banco Central do Brasil		34.104.240
83.201	**Banco Central do Brasil - BACEN**		**644.243.104**
1050	**Recursos Próprios Livres da UO**		**610.138.864**
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	37.166
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	6.693.518
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	8.553.913
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	493.152.322
	1.6.9.9.99.0.1	Outros Serviços - Principal	5.362.610
	1.9.2.1.99.0.1	Outras Indenizações - Principal	260.461
	1.9.2.2.99.0.1	Outras Restituições - Principal	1.966.761

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
1. Recursos Vinculados a Órgãos			
	1.9.9.9.12.1.1	Encargos Legais pela Inscrição em Dívida Ativa - Principal	115.956
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	32.578.366
	1.9.9.9.99.2.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa	31.530.046
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	29.887.745
1131	**Recursos Livres do Banco Central do Brasil**		**34.104.240**
	1.9.1.1.01.0.1	Multas Previstas em Legislação Específica - Principal	34.104.240
84.000	**Ministério dos Povos Indígenas**		**751.681**
1050	Recursos Próprios Livres da UO		751.681
84.201	**Fundação Nacional dos Povos Indígenas - FUNAI**		**751.681**
1050	**Recursos Próprios Livres da UO**		**751.681**
	1.9.2.2.99.0.1	Outras Restituições - Principal	3.624
	1.9.9.9.99.2.1	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	748.057
90.000	**Reserva de Contingência**		**9.858.708.842**
1076	Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela Liminar do		9.858.708.842
90.000	**Reserva de Contingência**		**9.858.708.842**
1076	**Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela**		**9.858.708.842**
	1.3.4.3.02.4.1	Royalties pela Produção de Petróleo em Plataforma - Partilha de Produção - Declaração de Comercialidade a partir de 3/12/2012 - Principal	9.858.708.842
2. Recursos NÃO Vinculados a Órgãos			
1000	**Recursos Livres da União**		**964.007.101.397**
	1.1.1.1.01.0.1	Imposto sobre a Importação - Principal	116.841.960.984
	1.1.1.1.01.0.3	Imposto sobre a Importação - Dívida Ativa	1.159.575
	1.1.1.1.02.0.1	Imposto sobre a Exportação - Principal	6.868.743
	1.1.1.2.01.2.1	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Principal	188.927.967
	1.1.1.2.01.2.3	Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Dívida Ativa	866.011
	1.1.1.3.01.0.1	Imposto sobre a Renda de Pessoa Física - IRPF - Principal	40.294.724.682
	1.1.1.3.01.0.3	Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa	137.659.109
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	157.409.042.972
	1.1.1.3.02.0.3	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa	467.622.282
	1.1.1.3.03.1.1	Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal	106.169.415.420
	1.1.1.3.03.1.3	Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa	335.874.438
	1.1.1.3.03.2.1	Imposto sobre a Renda - Retido na Fonte - Capital - Principal	89.664.229.750
	1.1.1.3.03.3.1	Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal	45.002.913.043
	1.1.1.3.03.4.1	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal	12.057.221.957
	1.1.1.3.03.4.3	Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa	41.225.868
	1.1.1.4.01.1.1	Imposto sobre Produtos Industrializados - IPI - Fumo - Principal	4.642.497.449
	1.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal	1.471.960.646
	1.1.1.4.01.3.1	Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal	3.900.429.739
	1.1.1.4.01.4.1	Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal	13.506.559.397
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	14.802.621.213
	1.1.1.4.01.5.3	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa	115.045.265
	1.1.1.5.02.0.1	Imposto sobre Operações Financeiras - IOF - Demais Operações - Principal	103.203.553.116
	1.1.1.5.02.0.3	Imposto sobre Operações Financeiras - IOF - Demais Operações - Dívida Ativa	9.928.301
	1.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal	1.942.513.635
	1.1.2.1.01.0.3	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	16.385.091
	1.1.2.1.02.1.1	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal	28.495.232
	1.1.2.1.02.1.3	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	14.616
	1.1.2.1.02.2.1	Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal	9.188.777

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
2. Recursos NÃO Vinculados a Órgãos			
	1.1.2.1.02.2.3	Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	692.855
	1.1.2.1.02.3.1	Taxa de Fiscalização de Instalação - TFI - Proveniente da Utilização de Posições Orbitais - Principal	2.729.433
	1.1.2.1.02.4.1	Taxa de Fiscalização de Funcionamento - TFF - Proveniente da Utilização de Posições Orbitais - Principal	2.741.623
	1.1.2.1.03.0.1	Taxa de Controle e Fiscalização de Produtos Químicos - Principal	12.703.824
	1.1.2.1.04.0.1	Taxa de Controle e Fiscalização Ambiental - Principal	184.686.819
	1.1.2.1.05.0.1	Taxa de Controle e Fiscalização da Pesca e Aquicultura - Principal	6.349.520
	1.1.2.1.06.0.1	Taxa de Utilização do Sistema Integrado de Comércio Exterior – SISCOMEX - Principal	223.073.769
	1.1.2.1.07.0.1	Taxa de Utilização do Mercante - TUM - Principal	7.606.202
	1.1.2.1.08.0.1	Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Principal	12.823.821
	1.1.2.1.09.0.1	Taxa de Autorização para a Distribuição Gratuita de Prêmios - Principal	14.689.470
	1.1.2.2.01.0.1	Taxas pela Prestação de Serviços em Geral - Principal	3.859.510
	1.1.2.2.02.0.1	Emolumentos e Custas Judiciais - Principal	391.175.421
	1.1.2.2.02.0.3	Emolumentos e Custas Judiciais - Dívida Ativa	656.209
	1.2.1.2.01.0.1	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	9.105.229.692
	1.2.1.2.01.0.3	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	10.993.204
	1.2.1.2.02.0.1	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	537.989.416
	1.2.1.2.02.0.3	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	15.403.781
	1.2.1.9.01.1.1	Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal	126.327
	1.2.1.9.03.1.1	Contribuição Relativa à Despedida de Empregado sem Justa Causa - Principal	7.150.171
	1.2.1.9.03.2.1	Contribuição sobre a Remuneração Devida ao Trabalhador - Principal	10.797.329
	1.2.1.9.05.1.1	Contribuição para o Ensino Aeroviário - Principal	79.065.303
	1.2.1.9.05.1.3	Contribuição para o Ensino Aeroviário - Dívida Ativa	756.619
	1.2.1.9.06.1.1	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Principal	87.034.105
	1.2.1.9.06.1.3	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Dívida Ativa	1.152.602
	1.2.1.9.07.1.1	Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Principal	4.621
	1.2.2.1.02.0.1	Contribuição de Lojas Francas, Entrepostos Aduaneiros e Depósitos Alfandegários - Principal	104.816.236
	1.2.2.1.03.0.1	Contribuição sobre Apostas em Competições Hípicas - Principal	73.221
	1.2.2.1.03.0.3	Contribuição sobre Apostas em Competições Hípicas - Dívida Ativa	46.256
	1.2.2.1.04.0.1	Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Principal	355.969.036
	1.2.2.1.04.0.3	Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Dívida Ativa	479.053
	1.2.2.1.05.0.1	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal	1.826.169.809
	1.2.2.1.06.0.1	Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal	514.305.141
	1.2.2.1.07.0.1	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal	5.467.093.637
	1.2.2.1.07.0.3	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa	414.022
	1.2.2.1.08.1.1	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Importação - Principal	75.260.578
	1.2.2.1.08.2.1	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Principal	716.113.910
	1.2.2.1.08.2.3	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Dívida Ativa	213.507
	1.2.2.1.09.1.1	Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal	199.119.883
	1.2.2.1.09.1.3	Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Dívida Ativa	643.249
	1.2.2.1.09.2.1	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Principal	152.764.346
	1.2.2.1.09.2.3	Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Dívida Ativa	2.296.052
	1.2.2.1.10.0.1	Contribuição para o Fomento da Radiodifusão Pública - Principal	2.509.207

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
2. Recursos NÃO Vinculados a Órgãos			
	1.2.2.1.10.0.3	Contribuição para o Fomento da Radiodifusão Pública - Dívida Ativa	2.738
	1.2.2.1.11.1.1	Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Principal	2.262.094
	1.2.2.1.11.2.1	Contribuição sobre o Faturamento das Empresas de Informática Instaladas nas Demais Regiões - Principal	25.964.485
	1.2.2.1.12.1.1	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Principal	909.622.373
	1.2.2.1.12.1.3	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa	25.276.764
	1.2.2.1.13.0.1	Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária - Principal	4.976.518
	1.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal	140.071.172
	1.3.1.1.01.1.2	Aluguéis e Arrendamentos - Multas e Juros	121.855
	1.3.1.1.01.2.1	Foros, Laudêmios e Tarifas de Ocupação - Principal	710.292.473
	1.3.1.1.01.2.2	Foros, Laudêmios e Tarifas de Ocupação - Multas e Juros	32.857.416
	1.3.1.1.01.2.3	Foros, Laudêmios e Tarifas de Ocupação - Dívida Ativa	93.006.190
	1.3.1.1.01.3.1	Aluguéis e Arrendamentos de Imóveis – FRGPS - Principal	2.197.169
	1.3.1.1.01.4.1	Aluguéis e Arrendamentos de Imóveis – SPU - Principal	49.324.290
	1.3.1.1.01.4.2	Aluguéis e Arrendamentos de Imóveis – SPU - Multas e Juros	68.534
	1.3.1.1.01.5.1	Aluguéis e Arrendamentos de Imóveis – Malha Ferroviária/Fundo Contingente – Extinta RFFSA - Principal	124.792.232
	1.3.1.1.02.1.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	15.119.202
	1.3.1.1.02.1.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos - Geral - Multas e Juros	64.359
	1.3.1.1.02.2.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Principal	10.595.068
	1.3.1.1.02.2.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Multas e Juros	81.969
	1.3.1.1.02.3.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Principal	643.395.924
	1.3.1.1.02.3.2	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Multas e Juros	11.153
	1.3.1.1.02.4.1	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – RFB/FUNDAF - Principal	630
	1.3.1.1.99.0.1	Outras Receitas Imobiliárias - Principal	975.959
	1.3.2.1.01.1.1	Remuneração de Depósitos Bancários - Geral - Principal	9.632.340.990
	1.3.2.1.01.2.1	Remuneração de Depósitos Bancários – Salário-Educação - Principal	46.552.302
	1.3.2.1.02.0.1	Remuneração de Depósitos Especiais - Principal	112.697.208
	1.3.2.1.03.0.1	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	134.424.740
	1.3.2.1.05.0.1	Juros de Títulos de Renda - Principal	4.763.361
	1.3.2.1.06.0.1	Juros sobre o Capital Próprio - Principal	6.369.513.080
	1.3.2.1.06.0.2	Juros sobre o Capital Próprio - Multas e Juros	1.536.004
	1.3.2.2.01.1.1	Dividendos - União - Principal	9.860.073.943
	1.3.2.2.01.2.1	Dividendos - FRGPS - Principal	62.691.782
	1.3.2.2.01.2.2	Dividendos - FRGPS - Multas e Juros	2.446.801
	1.3.2.2.01.9.1	Dividendos - Demais - Principal	2.917.637
	1.3.3.1.01.0.1	Delegação para a Prestação dos Serviços de Transporte Rodoviário - Principal	822.000
	1.3.3.1.02.0.1	Delegação para a Prestação dos Serviços de Transporte Ferroviário - Principal	224.384.645
	1.3.3.2.03.0.1	Delegação para Exploração da Infraestrutura de Transporte Aquaviário - Principal	13.428.000
	1.3.3.2.04.0.1	Delegação para Exploração da Infraestrutura Aeroportuária - Principal	773.962.535
	1.3.3.2.04.0.2	Delegação para Exploração da Infraestrutura Aeroportuária - Multas e Juros	365.200
	1.3.3.2.04.0.3	Delegação para Exploração da Infraestrutura Aeroportuária - Dívida Ativa	74.169.708
	1.3.3.3.01.1.1	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal	73.614.389
	1.3.3.3.01.1.3	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	14.637.956
	1.3.3.3.03.1.1	Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal	1.826.516
	1.3.3.3.04.1.1	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal	309.626

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
2. Recursos NÃO Vinculados a Órgãos			
	1.3.3.3.04.1.3	Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa	1.409.500
	1.3.3.3.05.0.1	Cessão do Direito de Exploração de Satélite Brasileiro - Principal	360.000
	1.3.3.3.06.1.1	Transferência da Delegação dos Serviços de Telecomunicações ou do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal	530
	1.3.3.3.99.1.1	Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal	13.113
	1.3.3.3.99.2.1	Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal	40.715
	1.3.4.1.01.2.1	Pagamento pela Retenção de Área para Exploração ou Produção - Principal	139.964.106
	1.3.4.1.02.3.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	339.231.742
	1.3.4.1.03.3.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	635.946.036
	1.3.4.1.04.1.1	Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	8.999.455
	1.3.4.1.04.3.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal	542.779.624
	1.3.4.1.05.0.1	Participação do Proprietário da Terra – Contrato de Concessão - Principal	17.817
	1.3.4.4.01.0.1	Outorga de Direitos de Exploração e Pesquisa Mineral - Principal	33.910.721
	1.3.4.4.01.0.3	Outorga de Direitos de Exploração e Pesquisa Mineral - Dívida Ativa	345.579
	1.3.4.4.02.0.1	Compensação Financeira pela Exploração de Recursos Minerais - Principal	219.762.210
	1.3.4.4.02.0.3	Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa	674.784
	1.3.4.5.01.0.1	Outorga de Direitos de Uso de Recursos Hídricos - Principal	57.946.032
	1.3.4.5.01.0.3	Outorga de Direitos de Uso de Recursos Hídricos - Dívida Ativa	74.092
	1.3.4.5.03.1.1	Utilização de Recursos Hídricos - Itaipu - Principal	49.740.289
	1.3.4.5.03.2.1	Utilização de Recursos Hídricos - Demais Empresas - Principal	154.409.930
	1.3.4.5.03.4.1	Utilização de Recursos Hídricos – Terras Indígenas - Principal	6.823.709
	1.3.4.6.01.1.1	Concessão de Florestas Nacionais - Valor Mínimo - Principal	8.308.119
	1.3.4.6.01.1.2	Concessão de Florestas Nacionais - Valor Mínimo - Multas e Juros	176.550
	1.3.4.6.01.2.1	Concessão de Florestas Nacionais - Demais Valores - Principal	10.242.491
	1.3.4.6.01.2.2	Concessão de Florestas Nacionais - Demais Valores - Multas e Juros	299.423
	1.3.4.6.03.0.1	Custos de Edital de Concessão Florestal - Principal	18.476
	1.3.5.1.04.0.1	Royalties pela Comercialização de Produtos Resultantes de Criação Protegida - Principal	4.885
	1.3.6.1.01.1.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal	21.430.651
	1.3.6.1.01.2.1	Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal	586.372.287
	1.3.6.1.01.3.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Direta - Principal	1.217.492.566
	1.3.6.1.01.4.1	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	2.463.856.918
	1.3.9.1.01.1.1	Participação da União em Receita de Loteria Federal - Principal	3.071.660
	1.3.9.1.01.2.1	Participação da União em Receita de Loteria Esportiva - Principal	3.820.731
	1.3.9.1.01.4.1	Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal	796.123.772
	1.3.9.1.01.5.1	Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	6.654.746
	1.3.9.1.01.6.1	Participação da União em Receita de Loteria de Prognóstico Específico - Principal	3.405.352
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	524.368.133
	1.3.9.9.99.0.1	Outras Receitas Patrimoniais - Principal	1.925.873
	1.6.1.1.01.0.1	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	3.013.226
	1.6.1.1.04.0.1	Serviços de Informação e Tecnologia - Principal	4.562.509
	1.6.4.1.01.0.1	Retorno de Operações, Juros e Encargos Financeiros - Principal	424.824
	1.9.1.1.01.0.4	Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros	17.794.032
	1.9.1.1.07.0.1	Multas Aplicadas pelos Tribunais de Contas - Principal	20.073.181
	1.9.1.1.09.0.1	Multas e Juros Previstos em Contratos - Principal	26.517.667
	1.9.1.1.13.1.1	Multas da Legislação Anticorrupção Oriundas de Processos Administrativos de Responsabilização - Principal	22.842.765
	1.9.1.1.13.2.1	Multas da Legislação Anticorrupção Oriundas de Acordos de Leniência - Principal	46.496.384

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
2. Recursos NÃO Vinculados a Órgãos			
	1.9.2.1.02.0.1	Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Principal	2.715.812
	1.9.2.1.02.0.2	Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Multas e Juros	162.916
	1.9.2.1.99.0.1	Outras Indenizações - Principal	227.852.268
	1.9.2.2.01.1.1	Restituição de Convênios - Primárias - Principal	1.233.108.380
	1.9.2.2.06.3.1	Restituição de Despesas Primárias de Exercícios Anteriores - Principal	3.601.025.060
	1.9.2.2.09.0.1	Restituição de Recursos de Fomento e de Subvenções Financeiras - Principal	450.545
	1.9.2.2.13.0.1	Restituição de Contribuições para a Previdência Complementar do Servidor Público - Principal	2.494.154
	1.9.2.2.99.0.1	Outras Restituições - Principal	82.617.812
	1.9.2.3.02.0.1	Ressarcimento de Custos - Principal	115.619.034
	1.9.2.3.99.0.1	Outros Ressarcimentos - Principal	220.252.908
	1.9.2.3.99.0.3	Outros Ressarcimentos - Dívida Ativa	40.461.762
	1.9.3.1.02.2.1	Valores em Moeda Apreendidos por Infrações à Legislação Aduaneira - Principal	3.979.945
	1.9.9.9.12.2.1	Ônus de Sucumbência - Principal	4.042.141
	1.9.9.9.15.0.1	Transação Resolutiva de Litígios de Receitas Não Administradas pela RFB - Principal	8.553.022.485
	1.9.9.9.99.1.1	Outras Receitas Arrecadadas e Projetadas pela RFB - Principal	1.564.171.002
	1.9.9.9.99.1.3	Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa	6.329.152.108
	1.9.9.9.99.1.4	Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros	5.756.785
	1.9.9.9.99.2.2	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	3.396.637
	1.9.9.9.99.2.3	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa	807.686.300
	1.9.9.9.99.2.4	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	235.948.179
	2.9.3.1.01.0.1	Remuneração das Disponibilidades do Tesouro - Principal	170.377.953.214
	7.1.1.3.03.3.1	IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias	450.001
	7.1.1.3.03.4.1	IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias	43.470
	7.1.1.4.01.2.1	Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias	2.533
	7.1.2.1.01.0.1	Taxas de Inspeção, Controle e Fiscalização - Principal - Operações Intraorçamentárias	209.241
	7.1.2.1.02.1.1	Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias	92.108
	7.1.2.1.02.2.1	Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias	240.574
	7.1.2.2.02.0.1	Emolumentos e Custas Judiciais - Principal - Operações Intraorçamentárias	24.197
	7.2.2.1.09.1.1	Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal - Operações Intraorçamentárias	911.365
	7.2.2.1.10.0.1	Contribuição para o Fomento da Radiodifusão Pública - Principal - Operações Intraorçamentárias	63.684
	7.3.1.1.01.1.1	Aluguéis e Arrendamentos - Principal - Operações Intraorçamentárias	6.204.515
1001	**Recursos Livres da Seguridade Social**		**190.570.361.747**
	1.2.1.3.01.0.1	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	175.973.600.692
	1.2.1.3.01.0.3	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	415.215.260
	1.2.1.3.01.0.5	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	1.037.090.046
	1.2.1.3.01.0.7	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	38.488.251
	1.2.1.3.02.0.1	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	12.192.494.599
	1.2.1.3.02.0.3	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	150.568.344
	1.2.1.3.02.0.5	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	152.803.319
	1.2.1.3.02.0.7	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	26.402.403
	1.2.1.3.49.0.7	Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Multas da Dívida Ativa	179.630.814
	1.2.1.7.07.1.1	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	296.756.159
	1.9.3.1.02.1.1	Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Principal	106.780.453

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
2. Recursos NÃO Vinculados a Órgãos			
	1.9.3.1.02.1.2	Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Multas e Juros	531.407
1002	**Atividades-fim da Seguridade Social**		**413.609.580.283**
	1.2.1.1.01.0.1	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	379.958.339.055
	1.2.1.1.01.0.3	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	88.999.981
	1.2.1.1.01.0.5	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	1.898.142.650
	1.2.1.1.01.0.7	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	94.431.438
	1.2.1.1.02.0.1	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	29.537.278.543
	1.2.1.1.02.0.3	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	138.260.358
	1.2.1.1.02.0.5	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	372.800.184
	1.2.1.1.02.0.7	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	32.459.559
	1.2.1.1.49.0.1	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Principal	163.942.867
	1.2.1.1.49.0.3	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Dívida Ativa	1.065.605.351
	1.2.1.1.49.0.7	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Multas da Dívida Ativa	258.553.318
	1.9.2.2.03.0.1	Restituição de Benefícios Previdenciários - Principal	35.161
	1.9.2.2.04.0.1	Restituição de Benefícios Assistenciais - Principal	731.818
1011	**Destinações da Cide-Combustíveis**		**1.847.038.656**
	1.2.2.1.08.1.1	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Importação - Principal	175.608.015
	1.2.2.1.08.2.1	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Principal	1.670.932.457
	1.2.2.1.08.2.3	Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Dívida Ativa	498.184
1026	**Desenvolvimento Rural no Campo do Cooperativismo e do Associativismo, Eletrificação Rural,**		**334.371.072**
	1.2.2.1.12.1.1	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Principal	318.367.830
	1.2.2.1.12.1.2	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Multas e Juros	3.135.200
	1.2.2.1.12.1.3	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa	8.846.867
	1.2.2.1.12.1.4	Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa - Multas e Juros	2.279.394
	1.2.2.1.13.0.1	Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária - Principal	1.741.781
1027	**Serviços Afetos às Atividades Específicas da Justiça**		**914.709.506**
	1.1.2.2.02.0.1	Emolumentos e Custas Judiciais - Principal	912.742.649
	1.1.2.2.02.0.2	Emolumentos e Custas Judiciais - Multas e Juros	39.369
	1.1.2.2.02.0.3	Emolumentos e Custas Judiciais - Dívida Ativa	1.531.155
	1.1.2.2.02.0.4	Emolumentos e Custas Judiciais - Dívida Ativa - Multas e Juros	339.872
	7.1.2.2.02.0.1	Emolumentos e Custas Judiciais - Principal - Operações Intraorçamentárias	56.461
1040	**Seguro-Desemprego, Abono Salarial e Previdência Social**		**83.431.875.574**
	1.2.1.2.01.0.1	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	78.044.825.929
	1.2.1.2.01.0.3	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	94.227.464
	1.2.1.2.01.0.5	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	399.453.783
	1.2.1.2.01.0.7	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	10.429.767
	1.2.1.2.02.0.1	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	4.611.337.848
	1.2.1.2.02.0.3	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	132.032.411
	1.2.1.2.02.0.5	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	64.605.157
	1.2.1.2.02.0.7	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	7.379.262

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO		ESPECIFICAÇÃO	TOTAL
2. Recursos NÃO Vinculados a Órgãos			
	1.2.1.2.49.0.7	Contribuição para o PIS/PASEP - Parcelamentos - Multas da Dívida Ativa	67.583.953
1056		**Benefícios do Regime Próprio de Previdência Social da União**	**44.782.682.642**
	1.2.1.5.01.1.1	Contribuição do Servidor Civil Ativo - Principal	12.598.376.147
	1.2.1.5.01.1.5	Contribuição do Servidor Civil Ativo - Multas do Principal	11.167.862
	1.2.1.5.01.2.1	Contribuição do Servidor Civil Inativo - Principal	5.566.933.056
	1.2.1.5.01.3.1	Contribuição do Servidor Civil - Pensionistas - Principal	1.349.571.032
	1.2.1.5.01.4.1	Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Principal	358.965.826
	1.2.1.5.01.5.1	Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Principal	174.428.355
	1.2.1.5.01.6.1	Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Principal	36.770.997
	7.2.1.5.02.1.1	Contribuição Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias	24.462.654.937
	7.2.1.5.02.1.3	Contribuição Patronal - Servidor Civil Ativo - Dívida Ativa - Operações Intraorçamentárias	5.521.698
	7.2.1.5.02.1.5	Contribuição Patronal - Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias	7.552.400
	7.2.1.5.02.2.1	Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias	210.740.332
1085		**Recursos para Aplicação em Despesas de Capital de Programas Habitacionais de Caráter Social**	**1.698.293**
	2.2.2.1.01.0.1	Alienação de Bens Imóveis em Geral - Principal	1.698.293
1123		**Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortização e ao**	**3.845.405.194**
	1.2.1.7.01.1.1	Contribuição sobre a Loteria Federal - Principal	36.423.148
	1.2.1.7.02.1.1	Contribuição sobre Loterias Esportivas - Principal	5.073.708
	1.2.1.7.04.1.1	Contribuição sobre Loterias de Prognósticos Numéricos - Principal	3.800.010.732
	1.2.1.7.05.1.1	Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	1.069.035
	1.2.1.7.06.1.1	Contribuição sobre Loteria de Prognóstico Específico - Principal	2.828.571
1141		**Recursos Destinados conforme Decisões ou Acordos, Judiciais ou Extrajudiciais**	**18.954.748**
	1.3.4.5.03.4.1	Utilização de Recursos Hídricos – Terras Indígenas - Principal	18.954.748
1145		**Aplicações para os recursos de Petróleo de que trata o Art. 46-D da Lei nº 12.351/2010 -**	**31.000.000.000**
	2.2.3.1.02.1.1	Alienação do Direito à Apropriação do Excedente em Óleo da União nos Contratos de Partilha de Produção - CPP - Principal	31.000.000.000
1149		**Fundo Social – FS – Recursos para a educação pública, com prioridade para a educação básica,**	**18.402.904.882**
	1.3.4.1.02.2.1	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	694.103.977
	1.3.4.1.03.1.1	Royalties Excedentes pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal	77.039.261
	1.3.4.1.03.2.1	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	1.207.648.521
	1.3.4.1.04.2.1	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal	5.900.299.236
	1.5.1.1.02.1.1	Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Principal	10.523.813.887
1152		**Recursos para a educação pública, com prioridade para a educação básica, para políticas de**	**1.731.792.733**
	1.5.1.1.02.2.1	Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Acordos de Individualização de Produção - Principal	1.731.792.733
9000		**Recursos Livres da União**	**5.324.965.101**
	1.1.1.1.01.0.1	Imposto sobre a Importação - Principal	160.000.000
	1.1.1.3.02.0.1	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal	3.622.058.823
	1.1.1.4.01.5.1	Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal	975.999.999
	1.2.1.2.01.0.1	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	93.478.382
	1.3.9.1.01.7.1	Participação da União em Receita de Loteria de AQF - Principal	473.427.897
9001		**Recursos Livres da Seguridade Social**	**3.311.309.854**
	1.2.1.3.01.0.1	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	3.043.382.352
	1.2.1.7.07.1.1	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	267.927.502
9002		**Atividades-fim da Seguridade Social**	**4.757.931.816**
	1.2.1.1.01.0.1	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	4.757.931.816

Quadro 3
Receitas de Todas as Fontes por Órgão e Unidade Orçamentária

LDO-2026, Anexo I, Inciso III. *Valores em R$1,00.*
Recursos de todas as fontes.

CÓDIGO	ESPECIFICAÇÃO		TOTAL
2. Recursos NÃO Vinculados a Órgãos			
9040	**Seguro-Desemprego, Abono Salarial e Previdência Social**		**801.243.276**
	1.2.1.2.01.0.1	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	801.243.276
TOTAL			**6.344.718.539.207**

Volume I - QUADROS CONSOLIDADOS DA DESPESA

Quadro 4
Resumo das Despesas dos Orçamentos Fiscal e da Seguridade Social por Categoria Econômica e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso IV.

Valores em R$1,00.
Recursos de todas as fontes.

Categoria Econômica e Grupo de Despesa	Orçamento Fiscal
	Total
Despesas Correntes	**1.818.050.561.687**
Pessoal e Encargos Sociais	304.348.245.137
Juros e Encargos da Dívida	643.939.797.050
Outras Despesas Correntes	869.762.519.500
Despesas de Capital	**2.511.661.256.639**
Investimentos	62.699.451.078
Inversões Financeiras	228.450.389.140
Amortização da Dívida	2.220.511.416.421
Reserva de Contingência	**36.465.303.832**
Reserva de Contingência	36.465.303.832
TOTAL	**4.366.177.122.158**

Categoria Econômica e Grupo de Despesa	Orçamento de Seguridade Social
	Total
Despesas Correntes	**1.960.041.430.602**
Pessoal e Encargos Sociais	185.197.312.784
Outras Despesas Correntes	1.774.844.117.818
Despesas de Capital	**18.414.985.175**
Investimentos	18.161.485.175
Inversões Financeiras	253.500.000
Reserva de Contingência	**85.001.272**
Reserva de Contingência	85.001.272
TOTAL	**1.978.541.417.049**

Categoria Econômica e Grupo de Despesa	Orçamentos Fiscal e da Seguridade
	Total
Despesas Correntes	**3.778.091.992.289**
Pessoal e Encargos Sociais	489.545.557.921
Juros e Encargos da Dívida	643.939.797.050
Outras Despesas Correntes	2.644.606.637.318
Despesas de Capital	**2.530.076.241.814**
Investimentos	80.860.936.253
Inversões Financeiras	228.703.889.140
Amortização da Dívida	2.220.511.416.421
Reserva de Contingência	**36.550.305.104**
Reserva de Contingência	36.550.305.104
TOTAL	**6.344.718.539.207**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
PODER LEGISLATIVO	**12.886.750.704**	**6.503.553.651**	**19.390.304.355**
1 - Pessoal e Encargos Sociais	**8.813.457.709**	**6.151.082.398**	**14.964.540.107**
1000 - Recursos Livres da União	*8.671.457.709*	*162.888.872*	*8.834.346.581*
1001 - Recursos Livres da Seguridade Social	*142.000.000*	*5.094.774.158*	*5.236.774.158*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*893.419.368*	*893.419.368*
3 - Outras Despesas Correntes	**3.629.040.006**	**352.251.253**	**3.981.291.259**
1000 - Recursos Livres da União	*3.523.878.662*	*347.131.309*	*3.871.009.971*
1004 - Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas		*5.119.944*	*5.119.944*
1050 - Recursos Próprios Livres da UO	*105.161.344*		*105.161.344*
4 - Investimentos	**444.252.989**	**220.000**	**444.472.989**
1000 - Recursos Livres da União	*357.890.125*	*220.000*	*358.110.125*
1050 - Recursos Próprios Livres da UO	*84.783.030*		*84.783.030*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*1.579.834*		*1.579.834*
01000 - Camara dos Deputados	**6.701.231.976**	**2.560.915.849**	**9.262.147.825**
1 - Pessoal e Encargos Sociais	**4.534.000.858**	**2.560.832.849**	**7.094.833.707**
1000 - *Recursos Livres da União*	*4.392.000.858*	*138.302.849*	*4.530.303.707*
1001 - *Recursos Livres da Seguridade Social*	*142.000.000*	*2.040.505.291*	*2.182.505.291*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*382.024.709*	*382.024.709*
3 - Outras Despesas Correntes	**1.942.338.026**	**83.000**	**1.942.421.026**
1000 - *Recursos Livres da União*	*1.867.408.168*	*83.000*	*1.867.491.168*
1050 - *Recursos Próprios Livres da UO*	*74.929.858*		*74.929.858*
4 - Investimentos	**224.893.092**		**224.893.092**
1000 - *Recursos Livres da União*	*162.510.431*		*162.510.431*
1050 - *Recursos Próprios Livres da UO*	*61.069.528*		*61.069.528*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*1.313.133*		*1.313.133*
01101 - Câmara dos Deputados	**6.563.919.457**	**2.560.915.849**	**9.124.835.306**
1 - Pessoal e Encargos Sociais	4.534.000.858	2.560.832.849	7.094.833.707
1000 - Recursos Livres da União	*4.392.000.858*	*138.302.849*	*4.530.303.707*
1001 - Recursos Livres da Seguridade Social	*142.000.000*	*2.040.505.291*	*2.182.505.291*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*382.024.709*	*382.024.709*
3 - Outras Despesas Correntes	1.867.408.168	83.000	1.867.491.168
1000 - Recursos Livres da União	*1.867.408.168*	*83.000*	*1.867.491.168*
4 - Investimentos	162.510.431		162.510.431
1000 - Recursos Livres da União	*162.510.431*		*162.510.431*
01901 - Fundo Rotativo da Câmara dos Deputados	**137.312.519**		**137.312.519**
3 - Outras Despesas Correntes	74.929.858		74.929.858
1050 - Recursos Próprios Livres da UO	*74.929.858*		*74.929.858*
4 - Investimentos	62.382.661		62.382.661
1050 - Recursos Próprios Livres da UO	*61.069.528*		*61.069.528*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*1.313.133*		*1.313.133*
02000 - Senado Federal	**3.842.373.987**	**2.974.538.049**	**6.816.912.036**
1 - Pessoal e Encargos Sociais	**2.666.517.239**	**2.622.149.796**	**5.288.667.035**
1000 - *Recursos Livres da União*	*2.666.517.239*	*24.586.023*	*2.691.103.262*
1001 - *Recursos Livres da Seguridade Social*		*2.322.310.930*	*2.322.310.930*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*275.252.843*	*275.252.843*
3 - Outras Despesas Correntes	**1.059.362.001**	**352.168.253**	**1.411.530.254**
1000 - *Recursos Livres da União*	*1.052.219.711*	*347.048.309*	*1.399.268.020*
1004 - *Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas*		*5.119.944*	*5.119.944*
1050 - *Recursos Próprios Livres da UO*	*7.142.290*		*7.142.290*
4 - Investimentos	**116.494.747**	**220.000**	**116.714.747**
1000 - *Recursos Livres da União*	*105.514.610*	*220.000*	*105.734.610*
1050 - *Recursos Próprios Livres da UO*	*10.713.436*		*10.713.436*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*266.701*		*266.701*
02101 - Senado Federal	**3.842.373.987**	**2.974.538.049**	**6.816.912.036**
1 - Pessoal e Encargos Sociais	2.666.517.239	2.622.149.796	5.288.667.035
1000 - Recursos Livres da União	*2.666.517.239*	*24.586.023*	*2.691.103.262*
1001 - Recursos Livres da Seguridade Social		*2.322.310.930*	*2.322.310.930*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*275.252.843*	*275.252.843*
3 - Outras Despesas Correntes	1.059.362.001	352.168.253	1.411.530.254
1000 - Recursos Livres da União	*1.052.219.711*	*347.048.309*	*1.399.268.020*
1004 - Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas		*5.119.944*	*5.119.944*
1050 - Recursos Próprios Livres da UO	*7.142.290*		*7.142.290*
4 - Investimentos	116.494.747	220.000	116.714.747
1000 - Recursos Livres da União	*105.514.610*	*220.000*	*105.734.610*
1050 - Recursos Próprios Livres da UO	*10.713.436*		*10.713.436*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*266.701*		*266.701*
03000 - Tribunal de Contas da União	**2.343.144.741**	**968.099.753**	**3.311.244.494**
1 - Pessoal e Encargos Sociais	**1.612.939.612**	**968.099.753**	**2.581.039.365**
1000 - *Recursos Livres da União*	*1.612.939.612*		*1.612.939.612*
1001 - *Recursos Livres da Seguridade Social*		*731.957.937*	*731.957.937*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*236.141.816*	*236.141.816*
3 - Outras Despesas Correntes	**627.339.979**		**627.339.979**
1000 - *Recursos Livres da União*	*604.250.783*		*604.250.783*
1050 - *Recursos Próprios Livres da UO*	*23.089.196*		*23.089.196*
4 - Investimentos	**102.865.150**		**102.865.150**
1000 - *Recursos Livres da União*	*89.865.084*		*89.865.084*
1050 - *Recursos Próprios Livres da UO*	*13.000.066*		*13.000.066*
03101 - Tribunal de Contas da União	**2.343.144.741**	**968.099.753**	**3.311.244.494**
1 - Pessoal e Encargos Sociais	1.612.939.612	968.099.753	2.581.039.365
1000 - Recursos Livres da União	*1.612.939.612*		*1.612.939.612*
1001 - Recursos Livres da Seguridade Social		*731.957.937*	*731.957.937*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*236.141.816*	*236.141.816*
3 - Outras Despesas Correntes	627.339.979		627.339.979
1000 - Recursos Livres da União	*604.250.783*		*604.250.783*
1050 - Recursos Próprios Livres da UO	*23.089.196*		*23.089.196*
4 - Investimentos	102.865.150		102.865.150
1000 - Recursos Livres da União	*89.865.084*		*89.865.084*
1050 - Recursos Próprios Livres da UO	*13.000.066*		*13.000.066*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
PODER JUDICIÁRIO	**62.436.432.897**	**12.551.921.011**	**74.988.353.908**
1 - Pessoal e Encargos Sociais	**44.082.069.707**	**12.550.994.725**	**56.633.064.432**
1000 - Recursos Livres da União	*43.459.444.235*	*1.557.503*	*43.461.001.738*
1001 - Recursos Livres da Seguridade Social		*3.427.060.939*	*3.427.060.939*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*9.122.376.283*	*9.122.376.283*
1138 - Melhoria da Prestação Jurisdicional	*622.625.472*		*622.625.472*
3 - Outras Despesas Correntes	**16.177.910.995**	**926.286**	**16.178.837.281**
1000 - Recursos Livres da União	*14.196.767.638*	*926.286*	*14.197.693.924*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*841.941.660*		*841.941.660*
1050 - Recursos Próprios Livres da UO	*325.242.379*		*325.242.379*
1052 - Recursos Livres da UO	*116.249.971*		*116.249.971*
1138 - Melhoria da Prestação Jurisdicional	*697.709.347*		*697.709.347*
4 - Investimentos	**855.565.776**		**855.565.776**
1000 - Recursos Livres da União	*769.450.304*		*769.450.304*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*2.767.846*		*2.767.846*
1050 - Recursos Próprios Livres da UO	*35.480.441*		*35.480.441*
1138 - Melhoria da Prestação Jurisdicional	*47.867.185*		*47.867.185*
5 - Inversões Financeiras	**71.610.000**		**71.610.000**
1000 - Recursos Livres da União	*1.610.000*		*1.610.000*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*70.000.000*		*70.000.000*
9 - Reserva de Contingência	**1.249.276.419**		**1.249.276.419**
1000 - Recursos Livres da União	*1.249.276.419*		*1.249.276.419*
10000 - Supremo Tribunal Federal	**908.173.067**	**190.730.366**	**1.098.903.433**
1 - Pessoal e Encargos Sociais	**487.558.144**	**190.730.366**	**678.288.510**
1000 - *Recursos Livres da União*	*487.558.144*		*487.558.144*
1001 - *Recursos Livres da Seguridade Social*		*91.417.295*	*91.417.295*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*99.313.071*	*99.313.071*
3 - Outras Despesas Correntes	**377.543.465**		**377.543.465**
1000 - *Recursos Livres da União*	*307.727.542*		*307.727.542*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*62.079.241*		*62.079.241*
1050 - *Recursos Próprios Livres da UO*	*232.204*		*232.204*
1052 - *Recursos Livres da UO*	*119.478*		*119.478*
1138 - *Melhoria da Prestação Jurisdicional*	*7.385.000*		*7.385.000*
4 - Investimentos	**7.311.314**		**7.311.314**
1000 - *Recursos Livres da União*	*4.543.468*		*4.543.468*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*2.767.846*		*2.767.846*
9 - Reserva de Contingência	**35.760.144**		**35.760.144**
1000 - *Recursos Livres da União*	*35.760.144*		*35.760.144*
10101 - Supremo Tribunal Federal	**908.173.067**	**190.730.366**	**1.098.903.433**
1 - Pessoal e Encargos Sociais	487.558.144	190.730.366	678.288.510
1000 - Recursos Livres da União	*487.558.144*		*487.558.144*
1001 - Recursos Livres da Seguridade Social		*91.417.295*	*91.417.295*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*99.313.071*	*99.313.071*
3 - Outras Despesas Correntes	377.543.465		377.543.465
1000 - Recursos Livres da União	*307.727.542*		*307.727.542*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*62.079.241*		*62.079.241*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*232.204*		*232.204*
1052 - Recursos Livres da UO	*119.478*		*119.478*
1138 - Melhoria da Prestação Jurisdicional	*7.385.000*		*7.385.000*
4 - Investimentos	7.311.314		7.311.314
1000 - Recursos Livres da União	*4.543.468*		*4.543.468*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*2.767.846*		*2.767.846*
9 - Reserva de Contingência	35.760.144		35.760.144
1000 - Recursos Livres da União	*35.760.144*		*35.760.144*
11000 - Superior Tribunal de Justiça	**1.983.640.277**	**504.481.161**	**2.488.121.438**
1 - Pessoal e Encargos Sociais	**1.231.763.091**	**504.403.432**	**1.736.166.523**
1000 - *Recursos Livres da União*	*1.231.763.091*		*1.231.763.091*
1001 - *Recursos Livres da Seguridade Social*		*253.189.675*	*253.189.675*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*251.213.757*	*251.213.757*
3 - Outras Despesas Correntes	**644.387.584**	**77.729**	**644.465.313**
1000 - *Recursos Livres da União*	*579.734.393*	*77.729*	*579.812.122*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*56.533.336*		*56.533.336*
1050 - *Recursos Próprios Livres da UO*	*155.009*		*155.009*
1052 - *Recursos Livres da UO*	*189.871*		*189.871*
1138 - *Melhoria da Prestação Jurisdicional*	*7.774.975*		*7.774.975*
4 - Investimentos	**44.388.458**		**44.388.458**
1000 - *Recursos Livres da União*	*44.388.458*		*44.388.458*
9 - Reserva de Contingência	**63.101.144**		**63.101.144**
1000 - *Recursos Livres da União*	*63.101.144*		*63.101.144*
11101 - Superior Tribunal de Justiça	**1.983.640.277**	**504.481.161**	**2.488.121.438**
1 - Pessoal e Encargos Sociais	1.231.763.091	504.403.432	1.736.166.523
1000 - Recursos Livres da União	*1.231.763.091*		*1.231.763.091*
1001 - Recursos Livres da Seguridade Social		*253.189.675*	*253.189.675*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*251.213.757*	*251.213.757*
3 - Outras Despesas Correntes	644.387.584	77.729	644.465.313
1000 - Recursos Livres da União	*579.734.393*	*77.729*	*579.812.122*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*56.533.336*		*56.533.336*
1050 - Recursos Próprios Livres da UO	*155.009*		*155.009*
1052 - Recursos Livres da UO	*189.871*		*189.871*
1138 - Melhoria da Prestação Jurisdicional	*7.774.975*		*7.774.975*
4 - Investimentos	44.388.458		44.388.458
1000 - Recursos Livres da União	*44.388.458*		*44.388.458*
9 - Reserva de Contingência	63.101.144		63.101.144
1000 - Recursos Livres da União	*63.101.144*		*63.101.144*
12000 - Justiça Federal	**16.276.655.307**	**2.537.316.926**	**18.813.972.233**
1 - Pessoal e Encargos Sociais	**12.340.142.094**	**2.537.276.926**	**14.877.419.020**
1000 - *Recursos Livres da União*	*12.340.142.094*	*210.000*	*12.340.352.094*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*2.537.066.926*	*2.537.066.926*
3 - Outras Despesas Correntes	**3.342.271.911**	**40.000**	**3.342.311.911**
1000 - *Recursos Livres da União*	*2.981.702.171*	*40.000*	*2.981.742.171*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*141.552.442*		*141.552.442*
1050 - *Recursos Próprios Livres da UO*	*9.322.298*		*9.322.298*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1138 - *Melhoria da Prestação Jurisdicional*	*209.695.000*		*209.695.000*
4 - Investimentos	**344.534.139**		**344.534.139**
1000 - *Recursos Livres da União*	*344.229.139*		*344.229.139*
1138 - *Melhoria da Prestação Jurisdicional*	*305.000*		*305.000*
5 - Inversões Financeiras	**1.610.000**		**1.610.000**
1000 - *Recursos Livres da União*	*1.610.000*		*1.610.000*
9 - Reserva de Contingência	**248.097.163**		**248.097.163**
1000 - *Recursos Livres da União*	*248.097.163*		*248.097.163*
12101 - Justiça Federal de Primeiro Grau	**13.072.443.076**	**1.827.233.723**	**14.899.676.799**
1 - Pessoal e Encargos Sociais	10.095.272.804	1.827.233.723	11.922.506.527
1000 - Recursos Livres da União	*10.095.272.804*	*30.000*	*10.095.302.804*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.827.203.723*	*1.827.203.723*
3 - Outras Despesas Correntes	2.496.398.600		2.496.398.600
1000 - Recursos Livres da União	*2.139.438.749*		*2.139.438.749*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*141.552.442*		*141.552.442*
1050 - Recursos Próprios Livres da UO	*6.134.184*		*6.134.184*
1138 - Melhoria da Prestação Jurisdicional	*209.273.225*		*209.273.225*
4 - Investimentos	232.674.509		232.674.509
1000 - Recursos Livres da União	*232.674.509*		*232.674.509*
9 - Reserva de Contingência	248.097.163		248.097.163
1000 - Recursos Livres da União	*248.097.163*		*248.097.163*
12102 - Tribunal Regional Federal da 1a. Região	**678.877.021**	**150.664.491**	**829.541.512**
1 - Pessoal e Encargos Sociais	445.139.301	150.664.491	595.803.792
1000 - Recursos Livres da União	*445.139.301*	*30.000*	*445.169.301*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*150.634.491*	*150.634.491*
3 - Outras Despesas Correntes	202.649.700		202.649.700
1000 - Recursos Livres da União	*202.460.990*		*202.460.990*
1050 - Recursos Próprios Livres da UO	*188.710*		*188.710*
4 - Investimentos	31.088.020		31.088.020
1000 - Recursos Livres da União	*31.088.020*		*31.088.020*
12103 - Tribunal Regional Federal da 2a. Região	**596.959.677**	**142.353.302**	**739.312.979**
1 - Pessoal e Encargos Sociais	417.892.568	142.353.302	560.245.870
1000 - Recursos Livres da União	*417.892.568*	*30.000*	*417.922.568*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*142.323.302*	*142.323.302*
3 - Outras Despesas Correntes	151.118.213		151.118.213
1000 - Recursos Livres da União	*149.583.513*		*149.583.513*
1050 - Recursos Próprios Livres da UO	*1.534.700*		*1.534.700*
4 - Investimentos	27.948.896		27.948.896
1000 - Recursos Livres da União	*27.643.896*		*27.643.896*
1138 - Melhoria da Prestação Jurisdicional	*305.000*		*305.000*
12104 - Tribunal Regional Federal da 3a. Região	**811.996.031**	**206.392.077**	**1.018.388.108**
1 - Pessoal e Encargos Sociais	621.109.762	206.352.077	827.461.839
1000 - Recursos Livres da União	*621.109.762*	*30.000*	*621.139.762*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*206.322.077*	*206.322.077*
3 - Outras Despesas Correntes	165.872.072	40.000	165.912.072

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*164.267.942*	*40.000*	*164.307.942*
1050 - Recursos Próprios Livres da UO	*1.182.355*		*1.182.355*
1138 - Melhoria da Prestação Jurisdicional	*421.775*		*421.775*
4 - Investimentos	23.404.197		23.404.197
1000 - Recursos Livres da União	*23.404.197*		*23.404.197*
5 - Inversões Financeiras	1.610.000		1.610.000
1000 - Recursos Livres da União	*1.610.000*		*1.610.000*
12105 - Tribunal Regional Federal da 4a. Região	**493.730.550**	**142.766.858**	**636.497.408**
1 - Pessoal e Encargos Sociais	375.760.101	142.766.858	518.526.959
1000 - Recursos Livres da União	*375.760.101*	*30.000*	*375.790.101*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*142.736.858*	*142.736.858*
3 - Outras Despesas Correntes	108.337.144		108.337.144
1000 - Recursos Livres da União	*108.174.659*		*108.174.659*
1050 - Recursos Próprios Livres da UO	*162.485*		*162.485*
4 - Investimentos	9.633.305		9.633.305
1000 - Recursos Livres da União	*9.633.305*		*9.633.305*
12106 - Tribunal Regional Federal da 5a. Região	**361.705.682**	**64.906.475**	**426.612.157**
1 - Pessoal e Encargos Sociais	233.779.583	64.906.475	298.686.058
1000 - Recursos Livres da União	*233.779.583*	*30.000*	*233.809.583*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*64.876.475*	*64.876.475*
3 - Outras Despesas Correntes	111.640.887		111.640.887
1000 - Recursos Livres da União	*111.521.023*		*111.521.023*
1050 - Recursos Próprios Livres da UO	*119.864*		*119.864*
4 - Investimentos	16.285.212		16.285.212
1000 - Recursos Livres da União	*16.285.212*		*16.285.212*
12107 - Tribunal Regional Federal da 6ª Região	**260.943.270**	**3.000.000**	**263.943.270**
1 - Pessoal e Encargos Sociais	151.187.975	3.000.000	154.187.975
1000 - Recursos Livres da União	*151.187.975*	*30.000*	*151.217.975*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.970.000*	*2.970.000*
3 - Outras Despesas Correntes	106.255.295		106.255.295
1000 - Recursos Livres da União	*106.255.295*		*106.255.295*
4 - Investimentos	3.500.000		3.500.000
1000 - Recursos Livres da União	*3.500.000*		*3.500.000*
13000 - Justiça Militar da União	**678.697.610**	**256.710.580**	**935.408.190**
1 - Pessoal e Encargos Sociais	**394.387.274**	**256.710.580**	**651.097.854**
1000 - *Recursos Livres da União*	*394.387.274*		*394.387.274*
1001 - *Recursos Livres da Seguridade Social*		*181.689.234*	*181.689.234*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*75.021.346*	*75.021.346*
3 - Outras Despesas Correntes	**187.762.449**		**187.762.449**
1000 - *Recursos Livres da União*	*187.521.777*		*187.521.777*
1050 - *Recursos Próprios Livres da UO*	*240.672*		*240.672*
4 - Investimentos	**3.321.301**		**3.321.301**
1000 - *Recursos Livres da União*	*3.321.301*		*3.321.301*
5 - Inversões Financeiras	**70.000.000**		**70.000.000**
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*70.000.000*		*70.000.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9 - Reserva de Contingência	**23.226.586**		**23.226.586**
1000 - *Recursos Livres da União*	*23.226.586*		*23.226.586*
13101 - Justiça Militar da União	**678.697.610**	**256.710.580**	**935.408.190**
1 - Pessoal e Encargos Sociais	394.387.274	256.710.580	651.097.854
1000 - Recursos Livres da União	*394.387.274*		*394.387.274*
1001 - Recursos Livres da Seguridade Social		*181.689.234*	*181.689.234*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*75.021.346*	*75.021.346*
3 - Outras Despesas Correntes	187.762.449		187.762.449
1000 - Recursos Livres da União	*187.521.777*		*187.521.777*
1050 - Recursos Próprios Livres da UO	*240.672*		*240.672*
4 - Investimentos	3.321.301		3.321.301
1000 - Recursos Livres da União	*3.321.301*		*3.321.301*
5 - Inversões Financeiras	70.000.000		70.000.000
1027 - Serviços Afetos às Atividades Específicas da Justiça	*70.000.000*		*70.000.000*
9 - Reserva de Contingência	23.226.586		23.226.586
1000 - Recursos Livres da União	*23.226.586*		*23.226.586*
14000 - Justiça Eleitoral	**12.679.935.878**	**1.320.593.716**	**14.000.529.594**
1 - Pessoal e Encargos Sociais	**6.811.129.298**	**1.320.466.585**	**8.131.595.883**
1000 - *Recursos Livres da União*	*6.811.129.298*	*65.503*	*6.811.194.801*
1001 - *Recursos Livres da Seguridade Social*		*32.960.331*	*32.960.331*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*1.287.440.751*	*1.287.440.751*
3 - Outras Despesas Correntes	**5.412.181.396**	**127.131**	**5.412.308.527**
1000 - *Recursos Livres da União*	*5.120.986.915*	*127.131*	*5.121.114.046*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*175.366.473*		*175.366.473*
1052 - *Recursos Livres da UO*	*115.828.008*		*115.828.008*
4 - Investimentos	**281.258.711**		**281.258.711**
1000 - *Recursos Livres da União*	*281.258.711*		*281.258.711*
9 - Reserva de Contingência	**175.366.473**		**175.366.473**
1000 - *Recursos Livres da União*	*175.366.473*		*175.366.473*
14101 - Tribunal Superior Eleitoral	**4.091.893.928**	**79.382.838**	**4.171.276.766**
1 - Pessoal e Encargos Sociais	1.645.635.464	79.352.715	1.724.988.179
1000 - Recursos Livres da União	*1.645.635.464*		*1.645.635.464*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*79.352.715*	*79.352.715*
3 - Outras Despesas Correntes	2.113.730.860	30.123	2.113.760.983
1000 - Recursos Livres da União	*1.938.364.387*	*30.123*	*1.938.394.510*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*175.366.473*		*175.366.473*
4 - Investimentos	157.161.131		157.161.131
1000 - Recursos Livres da União	*157.161.131*		*157.161.131*
9 - Reserva de Contingência	175.366.473		175.366.473
1000 - Recursos Livres da União	*175.366.473*		*175.366.473*
14102 - Tribunal Regional Eleitoral do Acre	**70.169.080**	**6.967.389**	**77.136.469**
1 - Pessoal e Encargos Sociais	44.441.043	6.967.389	51.408.432
1000 - Recursos Livres da União	*44.441.043*		*44.441.043*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*6.967.389*	*6.967.389*
3 - Outras Despesas Correntes	24.965.487		24.965.487

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*24.965.487*		*24.965.487*
4 - Investimentos	762.550		762.550
1000 - Recursos Livres da União	*762.550*		*762.550*
14103 - Tribunal Regional Eleitoral de Alagoas	**152.829.846**	**14.012.544**	**166.842.390**
1 - Pessoal e Encargos Sociais	110.225.459	14.012.544	124.238.003
1000 - Recursos Livres da União	*110.225.459*		*110.225.459*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.012.544*	*14.012.544*
3 - Outras Despesas Correntes	40.912.387		40.912.387
1000 - Recursos Livres da União	*40.912.387*		*40.912.387*
4 - Investimentos	1.692.000		1.692.000
1000 - Recursos Livres da União	*1.692.000*		*1.692.000*
14104 - Tribunal Regional Eleitoral do Amazonas	**164.983.346**	**12.869.285**	**177.852.631**
1 - Pessoal e Encargos Sociais	108.193.961	12.869.285	121.063.246
1000 - Recursos Livres da União	*108.193.961*		*108.193.961*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*12.869.285*	*12.869.285*
3 - Outras Despesas Correntes	55.728.674		55.728.674
1000 - Recursos Livres da União	*55.728.674*		*55.728.674*
4 - Investimentos	1.060.711		1.060.711
1000 - Recursos Livres da União	*1.060.711*		*1.060.711*
14105 - Tribunal Regional Eleitoral da Bahia	**434.473.124**	**68.516.864**	**502.989.988**
1 - Pessoal e Encargos Sociais	318.771.015	68.516.864	387.287.879
1000 - Recursos Livres da União	*318.771.015*		*318.771.015*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*68.516.864*	*68.516.864*
3 - Outras Despesas Correntes	110.752.786		110.752.786
1000 - Recursos Livres da União	*110.752.786*		*110.752.786*
4 - Investimentos	4.949.323		4.949.323
1000 - Recursos Livres da União	*4.949.323*		*4.949.323*
14106 - Tribunal Regional Eleitoral do Ceará	**296.153.646**	**51.510.667**	**347.664.313**
1 - Pessoal e Encargos Sociais	219.531.125	51.510.667	271.041.792
1000 - Recursos Livres da União	*219.531.125*		*219.531.125*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*51.510.667*	*51.510.667*
3 - Outras Despesas Correntes	72.524.813		72.524.813
1000 - Recursos Livres da União	*72.524.813*		*72.524.813*
4 - Investimentos	4.097.708		4.097.708
1000 - Recursos Livres da União	*4.097.708*		*4.097.708*
14107 - Tribunal Regional Eleitoral do Distrito Federal	**118.836.460**	**31.764.616**	**150.601.076**
1 - Pessoal e Encargos Sociais	75.034.825	31.764.616	106.799.441
1000 - Recursos Livres da União	*75.034.825*		*75.034.825*
1001 - Recursos Livres da Seguridade Social		*11.817.289*	*11.817.289*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*19.947.327*	*19.947.327*
3 - Outras Despesas Correntes	42.349.259		42.349.259
1000 - Recursos Livres da União	*42.349.259*		*42.349.259*
4 - Investimentos	1.452.376		1.452.376
1000 - Recursos Livres da União	*1.452.376*		*1.452.376*
14108 - Tribunal Regional Eleitoral do Espírito Santo	**168.325.203**	**18.752.513**	**187.077.716**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	120.124.238	18.752.513	138.876.751
1000 - Recursos Livres da União	*120.124.238*		*120.124.238*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*18.752.513*	*18.752.513*
3 - Outras Despesas Correntes	45.140.419		45.140.419
1000 - Recursos Livres da União	*45.140.419*		*45.140.419*
4 - Investimentos	3.060.546		3.060.546
1000 - Recursos Livres da União	*3.060.546*		*3.060.546*
14109 - Tribunal Regional Eleitoral de Goiás	**251.955.833**	**27.509.872**	**279.465.705**
1 - Pessoal e Encargos Sociais	181.098.925	27.509.872	208.608.797
1000 - Recursos Livres da União	*181.098.925*		*181.098.925*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*27.509.872*	*27.509.872*
3 - Outras Despesas Correntes	63.810.637		63.810.637
1000 - Recursos Livres da União	*63.810.637*		*63.810.637*
4 - Investimentos	7.046.271		7.046.271
1000 - Recursos Livres da União	*7.046.271*		*7.046.271*
14110 - Tribunal Regional Eleitoral do Maranhão	**247.780.493**	**22.881.542**	**270.662.035**
1 - Pessoal e Encargos Sociais	175.381.513	22.861.982	198.243.495
1000 - Recursos Livres da União	*175.381.513*		*175.381.513*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*22.861.982*	*22.861.982*
3 - Outras Despesas Correntes	69.624.690	19.560	69.644.250
1000 - Recursos Livres da União	*69.624.690*	*19.560*	*69.644.250*
4 - Investimentos	2.774.290		2.774.290
1000 - Recursos Livres da União	*2.774.290*		*2.774.290*
14111 - Tribunal Regional Eleitoral de Mato Grosso	**163.294.334**	**21.479.380**	**184.773.714**
1 - Pessoal e Encargos Sociais	108.802.536	21.479.380	130.281.916
1000 - Recursos Livres da União	*108.802.536*		*108.802.536*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*21.479.380*	*21.479.380*
3 - Outras Despesas Correntes	51.070.820		51.070.820
1000 - Recursos Livres da União	*51.070.820*		*51.070.820*
4 - Investimentos	3.420.978		3.420.978
1000 - Recursos Livres da União	*3.420.978*		*3.420.978*
14112 - Tribunal Regional Eleitoral de Mato Grosso do Sul	**140.131.415**	**23.147.163**	**163.278.578**
1 - Pessoal e Encargos Sociais	100.212.198	23.147.163	123.359.361
1000 - Recursos Livres da União	*100.212.198*		*100.212.198*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*23.147.163*	*23.147.163*
3 - Outras Despesas Correntes	37.169.202		37.169.202
1000 - Recursos Livres da União	*37.169.202*		*37.169.202*
4 - Investimentos	2.750.015		2.750.015
1000 - Recursos Livres da União	*2.750.015*		*2.750.015*
14113 - Tribunal Regional Eleitoral de Minas Gerais	**760.452.536**	**151.774.493**	**912.227.029**
1 - Pessoal e Encargos Sociais	583.655.991	151.774.493	735.430.484
1000 - Recursos Livres da União	*583.655.991*		*583.655.991*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*151.774.493*	*151.774.493*
3 - Outras Despesas Correntes	169.336.545		169.336.545

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*169.336.545*		*169.336.545*
4 - Investimentos	7.460.000		7.460.000
1000 - Recursos Livres da União	*7.460.000*		*7.460.000*
14114 - Tribunal Regional Eleitoral do Pará	**243.504.769**	**30.997.252**	**274.502.021**
1 - Pessoal e Encargos Sociais	165.570.459	30.997.252	196.567.711
1000 - Recursos Livres da União	*165.570.459*		*165.570.459*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.997.252*	*30.997.252*
3 - Outras Despesas Correntes	75.541.340		75.541.340
1000 - Recursos Livres da União	*75.541.340*		*75.541.340*
4 - Investimentos	2.392.970		2.392.970
1000 - Recursos Livres da União	*2.392.970*		*2.392.970*
14115 - Tribunal Regional Eleitoral da Paraíba	**194.008.747**	**27.342.016**	**221.350.763**
1 - Pessoal e Encargos Sociais	142.185.724	27.342.016	169.527.740
1000 - Recursos Livres da União	*142.185.724*		*142.185.724*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*27.342.016*	*27.342.016*
3 - Outras Despesas Correntes	49.717.023		49.717.023
1000 - Recursos Livres da União	*49.717.023*		*49.717.023*
4 - Investimentos	2.106.000		2.106.000
1000 - Recursos Livres da União	*2.106.000*		*2.106.000*
14116 - Tribunal Regional Eleitoral do Paraná	**403.487.964**	**65.619.706**	**469.107.670**
1 - Pessoal e Encargos Sociais	302.152.215	65.619.706	367.771.921
1000 - Recursos Livres da União	*302.152.215*	*65.503*	*302.217.718*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*65.554.203*	*65.554.203*
3 - Outras Despesas Correntes	96.938.174		96.938.174
1000 - Recursos Livres da União	*96.938.174*		*96.938.174*
4 - Investimentos	4.397.575		4.397.575
1000 - Recursos Livres da União	*4.397.575*		*4.397.575*
14117 - Tribunal Regional Eleitoral de Pernambuco	**333.910.103**	**59.669.649**	**393.579.752**
1 - Pessoal e Encargos Sociais	241.731.044	59.669.649	301.400.693
1000 - Recursos Livres da União	*241.731.044*		*241.731.044*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*59.669.649*	*59.669.649*
3 - Outras Despesas Correntes	84.196.313		84.196.313
1000 - Recursos Livres da União	*84.196.313*		*84.196.313*
4 - Investimentos	7.982.746		7.982.746
1000 - Recursos Livres da União	*7.982.746*		*7.982.746*
14118 - Tribunal Regional Eleitoral do Piauí	**206.354.614**	**30.174.495**	**236.529.109**
1 - Pessoal e Encargos Sociais	148.233.249	30.174.495	178.407.744
1000 - Recursos Livres da União	*148.233.249*		*148.233.249*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.174.495*	*30.174.495*
3 - Outras Despesas Correntes	54.370.366		54.370.366
1000 - Recursos Livres da União	*54.370.366*		*54.370.366*
4 - Investimentos	3.750.999		3.750.999
1000 - Recursos Livres da União	*3.750.999*		*3.750.999*
14119 - Tribunal Regional Eleitoral do Rio de Janeiro	**558.300.940**	**162.010.921**	**720.311.861**
1 - Pessoal e Encargos Sociais	407.287.068	161.979.233	569.266.301

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*407.287.068*		*407.287.068*
1001 - Recursos Livres da Seguridade Social		*21.143.042*	*21.143.042*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*140.836.191*	*140.836.191*
3 - Outras Despesas Correntes	142.348.187	31.688	142.379.875
1000 - Recursos Livres da União	*142.348.187*	*31.688*	*142.379.875*
4 - Investimentos	8.665.685		8.665.685
1000 - Recursos Livres da União	*8.665.685*		*8.665.685*
14120 - Tribunal Regional Eleitoral do Rio Grande do Norte	**179.493.426**	**30.965.168**	**210.458.594**
1 - Pessoal e Encargos Sociais	128.507.520	30.965.168	159.472.688
1000 - Recursos Livres da União	*128.507.520*		*128.507.520*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.965.168*	*30.965.168*
3 - Outras Despesas Correntes	46.881.482		46.881.482
1000 - Recursos Livres da União	*46.881.482*		*46.881.482*
4 - Investimentos	4.104.424		4.104.424
1000 - Recursos Livres da União	*4.104.424*		*4.104.424*
14121 - Tribunal Regional Eleitoral do Rio Grande do Sul	**366.579.965**	**70.093.010**	**436.672.975**
1 - Pessoal e Encargos Sociais	277.248.427	70.093.010	347.341.437
1000 - Recursos Livres da União	*277.248.427*		*277.248.427*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*70.093.010*	*70.093.010*
3 - Outras Despesas Correntes	86.665.092		86.665.092
1000 - Recursos Livres da União	*86.665.092*		*86.665.092*
4 - Investimentos	2.666.446		2.666.446
1000 - Recursos Livres da União	*2.666.446*		*2.666.446*
14122 - Tribunal Regional Eleitoral de Rondônia	**129.239.165**	**12.778.506**	**142.017.671**
1 - Pessoal e Encargos Sociais	69.872.659	12.778.506	82.651.165
1000 - Recursos Livres da União	*69.872.659*		*69.872.659*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*12.778.506*	*12.778.506*
3 - Outras Despesas Correntes	33.180.177		33.180.177
1000 - Recursos Livres da União	*33.180.177*		*33.180.177*
4 - Investimentos	26.186.329		26.186.329
1000 - Recursos Livres da União	*26.186.329*		*26.186.329*
14123 - Tribunal Regional Eleitoral de Santa Catarina	**243.004.865**	**47.240.999**	**290.245.864**
1 - Pessoal e Encargos Sociais	174.863.748	47.240.999	222.104.747
1000 - Recursos Livres da União	*174.863.748*		*174.863.748*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*47.240.999*	*47.240.999*
3 - Outras Despesas Correntes	64.081.497		64.081.497
1000 - Recursos Livres da União	*64.081.497*		*64.081.497*
4 - Investimentos	4.059.620		4.059.620
1000 - Recursos Livres da União	*4.059.620*		*4.059.620*
14124 - Tribunal Regional Eleitoral de São Paulo	**933.425.163**	**212.265.261**	**1.145.690.424**
1 - Pessoal e Encargos Sociais	709.687.267	212.265.261	921.952.528
1000 - Recursos Livres da União	*709.687.267*		*709.687.267*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*212.265.261*	*212.265.261*
3 - Outras Despesas Correntes	219.237.896		219.237.896

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*219.237.896*		*219.237.896*
4 - Investimentos	4.500.000		4.500.000
1000 - Recursos Livres da União	*4.500.000*		*4.500.000*
14125 - Tribunal Regional Eleitoral de Sergipe	**121.200.190**	**17.344.275**	**138.544.465**
1 - Pessoal e Encargos Sociais	84.928.682	17.344.275	102.272.957
1000 - Recursos Livres da União	*84.928.682*		*84.928.682*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*17.344.275*	*17.344.275*
3 - Outras Despesas Correntes	33.093.015		33.093.015
1000 - Recursos Livres da União	*33.093.015*		*33.093.015*
4 - Investimentos	3.178.493		3.178.493
1000 - Recursos Livres da União	*3.178.493*		*3.178.493*
14126 - Tribunal Regional Eleitoral de Tocantins	**132.856.934**	**10.332.036**	**143.188.970**
1 - Pessoal e Encargos Sociais	78.370.788	10.332.036	88.702.824
1000 - Recursos Livres da União	*78.370.788*		*78.370.788*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*10.332.036*	*10.332.036*
3 - Outras Despesas Correntes	46.884.732		46.884.732
1000 - Recursos Livres da União	*46.884.732*		*46.884.732*
4 - Investimentos	7.601.414		7.601.414
1000 - Recursos Livres da União	*7.601.414*		*7.601.414*
14127 - Tribunal Regional Eleitoral de Roraima	**69.630.855**	**7.813.871**	**77.444.726**
1 - Pessoal e Encargos Sociais	46.333.932	7.768.111	54.102.043
1000 - Recursos Livres da União	*46.333.932*		*46.333.932*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*7.768.111*	*7.768.111*
3 - Outras Despesas Correntes	21.543.732	45.760	21.589.492
1000 - Recursos Livres da União	*21.543.732*	*45.760*	*21.589.492*
4 - Investimentos	1.753.191		1.753.191
1000 - Recursos Livres da União	*1.753.191*		*1.753.191*
14128 - Tribunal Regional Eleitoral do Amapá	**68.808.959**	**5.377.385**	**74.186.344**
1 - Pessoal e Encargos Sociais	43.048.223	5.377.385	48.425.608
1000 - Recursos Livres da União	*43.048.223*		*43.048.223*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*5.377.385*	*5.377.385*
3 - Outras Despesas Correntes	25.535.816		25.535.816
1000 - Recursos Livres da União	*25.535.816*		*25.535.816*
4 - Investimentos	224.920		224.920
1000 - Recursos Livres da União	*224.920*		*224.920*
14901 - Fundo Partidário	**1.434.849.975**		**1.434.849.975**
3 - Outras Despesas Correntes	1.434.849.975		1.434.849.975
1000 - Recursos Livres da União	*1.319.021.967*		*1.319.021.967*
1052 - Recursos Livres da UO	*115.828.008*		*115.828.008*
15000 - Justiça do Trabalho	**25.270.757.290**	**7.070.585.270**	**32.341.342.560**
1 - Pessoal e Encargos Sociais	**19.726.391.148**	**7.069.903.844**	**26.796.294.992**
1000 - *Recursos Livres da União*	*19.103.765.676*	*1.282.000*	*19.105.047.676*
1001 - *Recursos Livres da Seguridade Social*		*2.824.258.306*	*2.824.258.306*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*4.244.363.538*	*4.244.363.538*
1138 - *Melhoria da Prestação Jurisdicional*	*622.625.472*		*622.625.472*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	**4.797.579.381**	**681.426**	**4.798.260.807**
1000 - *Recursos Livres da União*	*4.124.342.494*	*681.426*	*4.125.023.920*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*337.931.537*		*337.931.537*
1050 - *Recursos Próprios Livres da UO*	*25.493.004*		*25.493.004*
1138 - *Melhoria da Prestação Jurisdicional*	*309.812.346*		*309.812.346*
4 - Investimentos	**131.387.379**		**131.387.379**
1000 - *Recursos Livres da União*	*83.825.194*		*83.825.194*
1138 - *Melhoria da Prestação Jurisdicional*	*47.562.185*		*47.562.185*
9 - Reserva de Contingência	**615.399.382**		**615.399.382**
1000 - *Recursos Livres da União*	*615.399.382*		*615.399.382*
15101 - Tribunal Superior do Trabalho	**1.764.581.020**	**415.545.626**	**2.180.126.646**
1 - Pessoal e Encargos Sociais	919.749.397	415.545.626	1.335.295.023
1000 - Recursos Livres da União	*919.749.397*	*5.000*	*919.754.397*
1001 - Recursos Livres da Seguridade Social		*223.188.574*	*223.188.574*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*192.352.052*	*192.352.052*
3 - Outras Despesas Correntes	835.341.246		835.341.246
1000 - Recursos Livres da União	*705.414.716*		*705.414.716*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*129.476.234*		*129.476.234*
1050 - Recursos Próprios Livres da UO	*450.296*		*450.296*
4 - Investimentos	9.490.377		9.490.377
1000 - Recursos Livres da União	*9.490.377*		*9.490.377*
15102 - Tribunal Regional do Trabalho da 1a. Região - Rio de	**1.979.005.902**	**833.224.327**	**2.812.230.229**
1 - Pessoal e Encargos Sociais	1.609.619.633	832.542.901	2.442.162.534
1000 - Recursos Livres da União	*1.609.619.633*	*1.000*	*1.609.620.633*
1001 - Recursos Livres da Seguridade Social		*404.491.664*	*404.491.664*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*428.050.237*	*428.050.237*
3 - Outras Despesas Correntes	364.547.323	681.426	365.228.749
1000 - Recursos Livres da União	*329.843.915*	*681.426*	*330.525.341*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*14.413.722*		*14.413.722*
1050 - Recursos Próprios Livres da UO	*40.172*		*40.172*
1138 - Melhoria da Prestação Jurisdicional	*20.249.514*		*20.249.514*
4 - Investimentos	4.838.946		4.838.946
1000 - Recursos Livres da União	*3.305.630*		*3.305.630*
1138 - Melhoria da Prestação Jurisdicional	*1.533.316*		*1.533.316*
15103 - Tribunal Regional do Trabalho da 2a. Região - São	**3.016.555.003**	**869.236.220**	**3.885.791.223**
1 - Pessoal e Encargos Sociais	2.453.368.652	869.236.220	3.322.604.872
1000 - Recursos Livres da União	*2.453.368.652*	*1.000*	*2.453.369.652*
1001 - Recursos Livres da Seguridade Social		*286.865.382*	*286.865.382*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*582.369.838*	*582.369.838*
3 - Outras Despesas Correntes	549.541.771		549.541.771
1000 - Recursos Livres da União	*468.711.946*		*468.711.946*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*27.634.105*		*27.634.105*
1050 - Recursos Próprios Livres da UO	*443.376*		*443.376*
1138 - Melhoria da Prestação Jurisdicional	*52.752.344*		*52.752.344*
4 - Investimentos	13.644.580		13.644.580
1000 - Recursos Livres da União	*13.644.580*		*13.644.580*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
15104 - Tribunal Regional do Trabalho da 3a. Região - Minas	**1.977.668.097**	**804.689.466**	**2.782.357.563**
1 - Pessoal e Encargos Sociais	1.627.476.850	804.689.466	2.432.166.316
1000 - Recursos Livres da União	*1.627.476.850*	*50.000*	*1.627.526.850*
1001 - Recursos Livres da Seguridade Social		*378.341.318*	*378.341.318*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*426.298.148*	*426.298.148*
3 - Outras Despesas Correntes	348.993.755		348.993.755
1000 - Recursos Livres da União	*309.565.894*		*309.565.894*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*16.624.158*		*16.624.158*
1050 - Recursos Próprios Livres da UO	*392.583*		*392.583*
1138 - Melhoria da Prestação Jurisdicional	*22.411.120*		*22.411.120*
4 - Investimentos	1.197.492		1.197.492
1138 - Melhoria da Prestação Jurisdicional	*1.197.492*		*1.197.492*
15105 - Tribunal Regional do Trabalho da 4a. Região - Rio	**1.688.666.317**	**665.105.059**	**2.353.771.376**
1 - Pessoal e Encargos Sociais	1.364.309.069	665.105.059	2.029.414.128
1000 - Recursos Livres da União	*1.364.309.069*	*1.000*	*1.364.310.069*
1001 - Recursos Livres da Seguridade Social		*309.398.335*	*309.398.335*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*355.705.724*	*355.705.724*
3 - Outras Despesas Correntes	310.567.080		310.567.080
1000 - Recursos Livres da União	*264.131.798*		*264.131.798*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*19.366.968*		*19.366.968*
1050 - Recursos Próprios Livres da UO	*5.219.257*		*5.219.257*
1138 - Melhoria da Prestação Jurisdicional	*21.849.057*		*21.849.057*
4 - Investimentos	13.790.168		13.790.168
1000 - Recursos Livres da União	*4.890.168*		*4.890.168*
1138 - Melhoria da Prestação Jurisdicional	*8.900.000*		*8.900.000*
15106 - Tribunal Regional do Trabalho da 5a. Região - Bahia	**1.191.434.458**	**384.317.487**	**1.575.751.945**
1 - Pessoal e Encargos Sociais	972.636.045	384.317.487	1.356.953.532
1000 - Recursos Livres da União	*972.636.045*	*300.000*	*972.936.045*
1001 - Recursos Livres da Seguridade Social		*146.177.347*	*146.177.347*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*237.840.140*	*237.840.140*
3 - Outras Despesas Correntes	217.813.424		217.813.424
1000 - Recursos Livres da União	*186.133.171*		*186.133.171*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*9.874.673*		*9.874.673*
1050 - Recursos Próprios Livres da UO	*671.205*		*671.205*
1138 - Melhoria da Prestação Jurisdicional	*21.134.375*		*21.134.375*
4 - Investimentos	984.989		984.989
1000 - Recursos Livres da União	*984.989*		*984.989*
15107 - Tribunal Regional do Trabalho da 6a. Região -	**896.385.916**	**283.891.523**	**1.180.277.439**
1 - Pessoal e Encargos Sociais	726.813.585	283.891.523	1.010.705.108
1000 - Recursos Livres da União	*726.813.585*	*100.000*	*726.913.585*
1001 - Recursos Livres da Seguridade Social		*106.640.103*	*106.640.103*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*177.151.420*	*177.151.420*
3 - Outras Despesas Correntes	166.304.592		166.304.592
1000 - Recursos Livres da União	*155.097.250*		*155.097.250*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*7.840.398*		*7.840.398*
1050 - Recursos Próprios Livres da UO	*252.174*		*252.174*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1138 - Melhoria da Prestação Jurisdicional	*3.114.770*		*3.114.770*
4 - Investimentos	3.267.739		3.267.739
1000 - Recursos Livres da União	*3.267.739*		*3.267.739*
15108 - Tribunal Regional do Trabalho da 7a. Região - Ceará	**484.887.896**	**142.795.834**	**627.683.730**
1 - Pessoal e Encargos Sociais	391.754.110	142.795.834	534.549.944
1000 - Recursos Livres da União	*391.754.110*	*1.000*	*391.755.110*
1001 - Recursos Livres da Seguridade Social		*49.101.548*	*49.101.548*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*93.693.286*	*93.693.286*
3 - Outras Despesas Correntes	87.924.938		87.924.938
1000 - Recursos Livres da União	*72.962.987*		*72.962.987*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*4.647.325*		*4.647.325*
1050 - Recursos Próprios Livres da UO	*368.136*		*368.136*
1138 - Melhoria da Prestação Jurisdicional	*9.946.490*		*9.946.490*
4 - Investimentos	5.208.848		5.208.848
1000 - Recursos Livres da União	*5.208.848*		*5.208.848*
15109 - Tribunal Regional do Trabalho da 8a. Região -	**698.302.919**	**218.749.636**	**917.052.555**
1 - Pessoal e Encargos Sociais	548.554.407	218.749.636	767.304.043
1000 - Recursos Livres da União	*548.554.407*	*90.000*	*548.644.407*
1001 - Recursos Livres da Seguridade Social		*84.170.357*	*84.170.357*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*134.489.279*	*134.489.279*
3 - Outras Despesas Correntes	140.193.957		140.193.957
1000 - Recursos Livres da União	*122.092.085*		*122.092.085*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*9.840.206*		*9.840.206*
1050 - Recursos Próprios Livres da UO	*3.736.525*		*3.736.525*
1138 - Melhoria da Prestação Jurisdicional	*4.525.141*		*4.525.141*
4 - Investimentos	9.554.555		9.554.555
1000 - Recursos Livres da União	*510.000*		*510.000*
1138 - Melhoria da Prestação Jurisdicional	*9.044.555*		*9.044.555*
15110 - Tribunal Regional do Trabalho da 9a. Região - Paraná	**1.189.043.752**	**316.877.435**	**1.505.921.187**
1 - Pessoal e Encargos Sociais	989.531.874	316.877.435	1.306.409.309
1000 - Recursos Livres da União	*989.531.874*	*1.000*	*989.532.874*
1001 - Recursos Livres da Seguridade Social		*87.895.438*	*87.895.438*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*228.980.997*	*228.980.997*
3 - Outras Despesas Correntes	197.517.175		197.517.175
1000 - Recursos Livres da União	*170.668.839*		*170.668.839*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*12.763.416*		*12.763.416*
1050 - Recursos Próprios Livres da UO	*4.500.579*		*4.500.579*
1138 - Melhoria da Prestação Jurisdicional	*9.584.341*		*9.584.341*
4 - Investimentos	1.994.703		1.994.703
1000 - Recursos Livres da União	*1.994.703*		*1.994.703*
15111 - Tribunal Regional do Trabalho da 10a. Região - Distrito	**638.504.583**	**261.188.527**	**899.693.110**
1 - Pessoal e Encargos Sociais	477.016.849	261.188.527	738.205.376
1000 - Recursos Livres da União	*477.016.849*	*10.000*	*477.026.849*
1001 - Recursos Livres da Seguridade Social		*131.789.521*	*131.789.521*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*129.389.006*	*129.389.006*
3 - Outras Despesas Correntes	156.060.947		156.060.947

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*127.692.511*		*127.692.511*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*8.896.313*		*8.896.313*
1050 - Recursos Próprios Livres da UO	*567.556*		*567.556*
1138 - Melhoria da Prestação Jurisdicional	*18.904.567*		*18.904.567*
4 - Investimentos	5.426.787		5.426.787
1000 - Recursos Livres da União	*5.290.923*		*5.290.923*
1138 - Melhoria da Prestação Jurisdicional	*135.864*		*135.864*
15112 - Tribunal Regional do Trabalho da 11a. Região -	**502.204.368**	**206.864.644**	**709.069.012**
1 - Pessoal e Encargos Sociais	364.941.781	206.864.644	571.806.425
1000 - Recursos Livres da União	*364.941.781*	*1.000*	*364.942.781*
1001 - Recursos Livres da Seguridade Social		*106.640.226*	*106.640.226*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*100.223.418*	*100.223.418*
3 - Outras Despesas Correntes	106.361.761		106.361.761
1000 - Recursos Livres da União	*99.523.389*		*99.523.389*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*6.227.230*		*6.227.230*
1050 - Recursos Próprios Livres da UO	*611.142*		*611.142*
4 - Investimentos	30.900.826		30.900.826
1000 - Recursos Livres da União	*17.572.924*		*17.572.924*
1138 - Melhoria da Prestação Jurisdicional	*13.327.902*		*13.327.902*
15113 - Tribunal Regional do Trabalho da 12a. Região - Santa	**772.439.298**	**330.536.165**	**1.102.975.463**
1 - Pessoal e Encargos Sociais	638.219.565	330.536.165	968.755.730
1000 - Recursos Livres da União	*638.219.565*	*1.000*	*638.220.565*
1001 - Recursos Livres da Seguridade Social		*160.736.426*	*160.736.426*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*169.798.739*	*169.798.739*
3 - Outras Despesas Correntes	132.502.957		132.502.957
1000 - Recursos Livres da União	*114.457.444*		*114.457.444*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*5.736.372*		*5.736.372*
1050 - Recursos Próprios Livres da UO	*31.810*		*31.810*
1138 - Melhoria da Prestação Jurisdicional	*12.277.331*		*12.277.331*
4 - Investimentos	1.716.776		1.716.776
1000 - Recursos Livres da União	*1.716.776*		*1.716.776*
15114 - Tribunal Regional do Trabalho da 13a. Região - Paraíba	**455.302.664**	**154.514.297**	**609.816.961**
1 - Pessoal e Encargos Sociais	383.711.930	154.514.297	538.226.227
1000 - Recursos Livres da União	*383.711.930*	*10.000*	*383.721.930*
1001 - Recursos Livres da Seguridade Social		*60.166.652*	*60.166.652*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*94.337.645*	*94.337.645*
3 - Outras Despesas Correntes	68.758.834		68.758.834
1000 - Recursos Livres da União	*59.161.299*		*59.161.299*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*3.020.550*		*3.020.550*
1050 - Recursos Próprios Livres da UO	*112.219*		*112.219*
1138 - Melhoria da Prestação Jurisdicional	*6.464.766*		*6.464.766*
4 - Investimentos	2.831.900		2.831.900
1000 - Recursos Livres da União	*2.831.900*		*2.831.900*
15115 - Tribunal Regional do Trabalho da 14a. Região -	**372.676.865**	**124.673.774**	**497.350.639**
1 - Pessoal e Encargos Sociais	296.174.814	124.673.774	420.848.588
1000 - Recursos Livres da União	*296.174.814*	*1.000*	*296.175.814*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1001 - Recursos Livres da Seguridade Social		*50.908.503*	*50.908.503*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*73.764.271*	*73.764.271*
3 - Outras Despesas Correntes	73.270.492		73.270.492
1000 - Recursos Livres da União	*62.534.476*		*62.534.476*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*3.743.610*		*3.743.610*
1050 - Recursos Próprios Livres da UO	*32.796*		*32.796*
1138 - Melhoria da Prestação Jurisdicional	*6.959.610*		*6.959.610*
4 - Investimentos	3.231.559		3.231.559
1000 - Recursos Livres da União	*3.231.559*		*3.231.559*
15116 - Tribunal Regional do Trabalho da 15a. Região -	**1.881.842.358**	**559.695.039**	**2.441.537.397**
1 - Pessoal e Encargos Sociais	1.458.578.782	559.695.039	2.018.273.821
1000 - Recursos Livres da União	*1.458.578.782*	*120.000*	*1.458.698.782*
1001 - Recursos Livres da Seguridade Social		*205.821.931*	*205.821.931*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*353.753.108*	*353.753.108*
3 - Outras Despesas Correntes	421.748.026		421.748.026
1000 - Recursos Livres da União	*353.874.007*		*353.874.007*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*21.454.950*		*21.454.950*
1050 - Recursos Próprios Livres da UO	*499.873*		*499.873*
1138 - Melhoria da Prestação Jurisdicional	*45.919.196*		*45.919.196*
4 - Investimentos	1.515.550		1.515.550
1000 - Recursos Livres da União	*1.515.550*		*1.515.550*
15117 - Tribunal Regional do Trabalho da 16a. Região -	**290.867.385**	**36.980.046**	**327.847.431**
1 - Pessoal e Encargos Sociais	227.128.217	36.980.046	264.108.263
1000 - Recursos Livres da União	*227.128.217*	*1.000*	*227.129.217*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*36.979.046*	*36.979.046*
3 - Outras Despesas Correntes	62.394.158		62.394.158
1000 - Recursos Livres da União	*51.532.111*		*51.532.111*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*3.428.742*		*3.428.742*
1050 - Recursos Próprios Livres da UO	*94.905*		*94.905*
1138 - Melhoria da Prestação Jurisdicional	*7.338.400*		*7.338.400*
4 - Investimentos	1.345.010		1.345.010
1000 - Recursos Livres da União	*1.345.010*		*1.345.010*
15118 - Tribunal Regional do Trabalho da 17a. Região - Espírito	**378.727.641**	**67.544.450**	**446.272.091**
1 - Pessoal e Encargos Sociais	299.611.926	67.544.450	367.156.376
1000 - Recursos Livres da União	*299.611.926*	*300.000*	*299.911.926*
1001 - Recursos Livres da Seguridade Social		*2.891.086*	*2.891.086*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*64.353.364*	*64.353.364*
3 - Outras Despesas Correntes	77.715.715		77.715.715
1000 - Recursos Livres da União	*65.577.734*		*65.577.734*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*3.693.618*		*3.693.618*
1050 - Recursos Próprios Livres da UO	*539.056*		*539.056*
1138 - Melhoria da Prestação Jurisdicional	*7.905.307*		*7.905.307*
4 - Investimentos	1.400.000		1.400.000
1000 - Recursos Livres da União	*1.400.000*		*1.400.000*
15119 - Tribunal Regional do Trabalho da 18a. Região - Goiás	**698.551.391**	**97.560.066**	**796.111.457**
1 - Pessoal e Encargos Sociais	554.741.281	97.560.066	652.301.347

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*554.741.281*	*5.000*	*554.746.281*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*97.555.066*	*97.555.066*
3 - Outras Despesas Correntes	130.155.460		130.155.460
1000 - Recursos Livres da União	*122.601.870*		*122.601.870*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*6.261.366*		*6.261.366*
1050 - Recursos Próprios Livres da UO	*953.267*		*953.267*
1138 - Melhoria da Prestação Jurisdicional	*338.957*		*338.957*
4 - Investimentos	13.654.650		13.654.650
1000 - Recursos Livres da União	*592.650*		*592.650*
1138 - Melhoria da Prestação Jurisdicional	*13.062.000*		*13.062.000*
15120 - Tribunal Regional do Trabalho da 19a. Região - Alagoas	**303.142.318**	**39.715.285**	**342.857.603**
1 - Pessoal e Encargos Sociais	244.245.003	39.715.285	283.960.288
1000 - Recursos Livres da União	*244.245.003*	*1.000*	*244.246.003*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*39.714.285*	*39.714.285*
3 - Outras Despesas Correntes	57.365.223		57.365.223
1000 - Recursos Livres da União	*48.062.449*		*48.062.449*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*2.847.346*		*2.847.346*
1050 - Recursos Próprios Livres da UO	*361.362*		*361.362*
1138 - Melhoria da Prestação Jurisdicional	*6.094.066*		*6.094.066*
4 - Investimentos	1.532.092		1.532.092
1000 - Recursos Livres da União	*1.532.092*		*1.532.092*
15121 - Tribunal Regional do Trabalho da 20a. Região - Sergipe	**218.566.819**	**43.539.808**	**262.106.627**
1 - Pessoal e Encargos Sociais	173.570.874	43.539.808	217.110.682
1000 - Recursos Livres da União	*173.570.874*	*260.000*	*173.830.874*
1001 - Recursos Livres da Seguridade Social		*5.225.715*	*5.225.715*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*38.054.093*	*38.054.093*
3 - Outras Despesas Correntes	44.648.234		44.648.234
1000 - Recursos Livres da União	*35.903.586*		*35.903.586*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*2.733.856*		*2.733.856*
1050 - Recursos Próprios Livres da UO	*159.629*		*159.629*
1138 - Melhoria da Prestação Jurisdicional	*5.851.163*		*5.851.163*
4 - Investimentos	347.711		347.711
1000 - Recursos Livres da União	*347.711*		*347.711*
15122 - Tribunal Regional do Trabalho da 21a. Região - Rio	**339.031.112**	**80.069.039**	**419.100.151**
1 - Pessoal e Encargos Sociais	272.912.970	80.069.039	352.982.009
1000 - Recursos Livres da União	*272.912.970*	*10.000*	*272.922.970*
1001 - Recursos Livres da Seguridade Social		*18.190.088*	*18.190.088*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*61.868.951*	*61.868.951*
3 - Outras Despesas Correntes	64.946.054		64.946.054
1000 - Recursos Livres da União	*54.949.267*		*54.949.267*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*3.226.157*		*3.226.157*
1050 - Recursos Próprios Livres da UO	*226.869*		*226.869*
1138 - Melhoria da Prestação Jurisdicional	*6.543.761*		*6.543.761*
4 - Investimentos	1.172.088		1.172.088
1000 - Recursos Livres da União	*811.032*		*811.032*
1138 - Melhoria da Prestação Jurisdicional	*361.056*		*361.056*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
15123 - Tribunal Regional do Trabalho da 22a. Região - Piauí	**205.843.867**	**18.651.200**	**224.495.067**
1 - Pessoal e Encargos Sociais	159.305.913	18.651.200	177.957.113
1000 - Recursos Livres da União	*159.305.913*	*1.000*	*159.306.913*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*18.650.200*	*18.650.200*
3 - Outras Despesas Correntes	45.181.927		45.181.927
1000 - Recursos Livres da União	*32.297.116*		*32.297.116*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*5.157.011*		*5.157.011*
1050 - Recursos Próprios Livres da UO	*3.111.236*		*3.111.236*
1138 - Melhoria da Prestação Jurisdicional	*4.616.564*		*4.616.564*
4 - Investimentos	1.356.027		1.356.027
1000 - Recursos Livres da União	*1.356.027*		*1.356.027*
15124 - Tribunal Regional do Trabalho da 23a. Região - Mato	**430.743.563**	**55.661.637**	**486.405.200**
1 - Pessoal e Encargos Sociais	353.378.712	55.661.637	409.040.349
1000 - Recursos Livres da União	*353.378.712*	*10.000*	*353.388.712*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*55.651.637*	*55.651.637*
3 - Outras Despesas Correntes	77.280.845		77.280.845
1000 - Recursos Livres da União	*61.268.916*		*61.268.916*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*5.818.913*		*5.818.913*
1050 - Recursos Próprios Livres da UO	*2.019.547*		*2.019.547*
1138 - Melhoria da Prestação Jurisdicional	*8.173.469*		*8.173.469*
4 - Investimentos	84.006		84.006
1000 - Recursos Livres da União	*84.006*		*84.006*
15125 - Tribunal Regional do Trabalho da 24a. Região - Mato	**306.704.096**	**58.958.680**	**365.662.776**
1 - Pessoal e Encargos Sociais	245.360.609	58.958.680	304.319.289
1000 - Recursos Livres da União	*245.360.609*	*1.000*	*245.361.609*
1001 - Recursos Livres da Seguridade Social		*5.618.092*	*5.618.092*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*53.339.588*	*53.339.588*
3 - Outras Despesas Correntes	60.443.487		60.443.487
1000 - Recursos Livres da União	*50.283.718*		*50.283.718*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*3.204.298*		*3.204.298*
1050 - Recursos Próprios Livres da UO	*97.434*		*97.434*
1138 - Melhoria da Prestação Jurisdicional	*6.858.037*		*6.858.037*
4 - Investimentos	900.000		900.000
1000 - Recursos Livres da União	*900.000*		*900.000*
15126 - Conselho Superior da Justiça do Trabalho	**2.589.077.682**		**2.589.077.682**
1 - Pessoal e Encargos Sociais	1.973.678.300		1.973.678.300
1000 - Recursos Livres da União	*1.351.052.828*		*1.351.052.828*
1138 - Melhoria da Prestação Jurisdicional	*622.625.472*		*622.625.472*
9 - Reserva de Contingência	615.399.382		615.399.382
1000 - Recursos Livres da União	*615.399.382*		*615.399.382*
16000 - Justiça do Distrito Federal e dos Territórios	**4.029.594.147**	**671.417.724**	**4.701.011.871**
1 - Pessoal e Encargos Sociais	**2.947.919.711**	**671.417.724**	**3.619.337.435**
1000 - *Recursos Livres da União*	*2.947.919.711*		*2.947.919.711*
1001 - *Recursos Livres da Seguridade Social*		*43.546.098*	*43.546.098*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*627.871.626*	*627.871.626*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	**957.868.468**		**957.868.468**
1000 - *Recursos Livres da União*	*700.330.248*		*700.330.248*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*39.584.388*		*39.584.388*
1050 - *Recursos Próprios Livres da UO*	*54.799.192*		*54.799.192*
1052 - *Recursos Livres da UO*	*112.614*		*112.614*
1138 - *Melhoria da Prestação Jurisdicional*	*163.042.026*		*163.042.026*
4 - Investimentos	**35.480.441**		**35.480.441**
1050 - *Recursos Próprios Livres da UO*	*35.480.441*		*35.480.441*
9 - Reserva de Contingência	**88.325.527**		**88.325.527**
1000 - *Recursos Livres da União*	*88.325.527*		*88.325.527*
16101 - Tribunal de Justiça do Distrito Federal	**4.029.594.147**	**671.417.724**	**4.701.011.871**
1 - Pessoal e Encargos Sociais	2.947.919.711	671.417.724	3.619.337.435
1000 - Recursos Livres da União	*2.947.919.711*		*2.947.919.711*
1001 - Recursos Livres da Seguridade Social		*43.546.098*	*43.546.098*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*627.871.626*	*627.871.626*
3 - Outras Despesas Correntes	957.868.468		957.868.468
1000 - Recursos Livres da União	*700.330.248*		*700.330.248*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*39.584.388*		*39.584.388*
1050 - Recursos Próprios Livres da UO	*54.799.192*		*54.799.192*
1052 - Recursos Livres da UO	*112.614*		*112.614*
1138 - Melhoria da Prestação Jurisdicional	*163.042.026*		*163.042.026*
4 - Investimentos	35.480.441		35.480.441
1050 - Recursos Próprios Livres da UO	*35.480.441*		*35.480.441*
9 - Reserva de Contingência	88.325.527		88.325.527
1000 - Recursos Livres da União	*88.325.527*		*88.325.527*
17000 - Conselho Nacional de Justiça	**608.979.321**	**85.268**	**609.064.589**
1 - Pessoal e Encargos Sociais	**142.778.947**	**85.268**	**142.864.215**
1000 - *Recursos Livres da União*	*142.778.947*		*142.778.947*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*85.268*	*85.268*
3 - Outras Despesas Correntes	**458.316.341**		**458.316.341**
1000 - *Recursos Livres da União*	*194.422.098*		*194.422.098*
1027 - *Serviços Afetos às Atividades Específicas da Justiça*	*28.894.243*		*28.894.243*
1050 - *Recursos Próprios Livres da UO*	*235.000.000*		*235.000.000*
4 - Investimentos	**7.884.033**		**7.884.033**
1000 - *Recursos Livres da União*	*7.884.033*		*7.884.033*
17101 - Conselho Nacional de Justiça	**608.979.321**	**85.268**	**609.064.589**
1 - Pessoal e Encargos Sociais	142.778.947	85.268	142.864.215
1000 - Recursos Livres da União	*142.778.947*		*142.778.947*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*85.268*	*85.268*
3 - Outras Despesas Correntes	458.316.341		458.316.341
1000 - Recursos Livres da União	*194.422.098*		*194.422.098*
1027 - Serviços Afetos às Atividades Específicas da Justiça	*28.894.243*		*28.894.243*
1050 - Recursos Próprios Livres da UO	*235.000.000*		*235.000.000*
4 - Investimentos	7.884.033		7.884.033
1000 - Recursos Livres da União	*7.884.033*		*7.884.033*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
PODER EXECUTIVO	**492.406.782.283**	**1.946.856.408.909**	**2.439.263.191.192**
1 - Pessoal e Encargos Sociais	**200.586.203.266**	**154.915.893.937**	**355.502.097.203**
1000 - Recursos Livres da União	*185.491.448.362*	*15.589.300.307*	*201.080.748.669*
1001 - Recursos Livres da Seguridade Social		*48.309.458.943*	*48.309.458.943*
1002 - Atividades-fim da Seguridade Social		*44.889.292.993*	*44.889.292.993*
1003 - Recursos da UO para Aplicação na Seguridade Social		*676.814.021*	*676.814.021*
1023 - Pensões Militares da União e dos Ex-territórios		*9.189.211.520*	*9.189.211.520*
1031 - FUNDAF - PGFN	*1.172.470.120*		*1.172.470.120*
1032 - FUNDAF - RFB	*10.332.093.592*		*10.332.093.592*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*3.023.826.308*	*3.023.826.308*
1050 - Recursos Próprios Livres da UO	*997.196.313*	*133.195.572*	*1.130.391.885*
1052 - Recursos Livres da UO	*2.479.142.724*	*743.529.146*	*3.222.671.870*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*32.345.740.541*	*32.345.740.541*
1131 - Recursos Livres do Banco Central do Brasil	*34.104.240*		*34.104.240*
9052 - Recursos Livres da UO	*79.747.915*	*15.524.586*	*95.272.501*
2 - Juros e Encargos da Dívida	**1.186.025.592**		**1.186.025.592**
1050 - Recursos Próprios Livres da UO	*600.000*		*600.000*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*1.185.425.592*		*1.185.425.592*
3 - Outras Despesas Correntes	**170.809.266.147**	**1.773.466.886.383**	**1.944.276.152.530**
1000 - Recursos Livres da União	*114.089.192.037*	*36.198.112.245*	*150.287.304.282*
1001 - Recursos Livres da Seguridade Social		*118.105.397.567*	*118.105.397.567*
1002 - Atividades-fim da Seguridade Social		*362.165.252.750*	*362.165.252.750*
1003 - Recursos da UO para Aplicação na Seguridade Social		*1.397.056.440*	*1.397.056.440*
1004 - Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas		*41.872.914*	*41.872.914*
1005 - Assistência Médico-Hospitalar dos Militares das Forças Armadas		*2.738.250.030*	*2.738.250.030*
1009 - Fiscalização de Segurança do Tráfego Aquaviário	*5.643.533*		*5.643.533*
1011 - Destinações da Cide-Combustíveis	*1.500.000*		*1.500.000*
1012 - Manutenção e Desenvolvimento do Ensino	*360.611.197*		*360.611.197*
1015 - Casa da Moeda	*267.964.315*		*267.964.315*
1016 - Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos Hídricos de Domínio	*135.380.290*		*135.380.290*
1017 - Montepio Civil		*51.718*	*51.718*
1018 - Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	*900.000*		*900.000*
1019 - FUNAPOL	*636.069.753*		*636.069.753*
1021 - Fiscalização de Produtos Controlados pelo Exército	*33.792.604*		*33.792.604*
1025 - Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e de Repressão ao Trá	*24.662.147*		*24.662.147*
1031 - FUNDAF - PGFN	*425.205.146*		*425.205.146*
1032 - FUNDAF - RFB	*3.553.946.373*		*3.553.946.373*
1033 - PROAP - Programa de Administração Patrimonial Imobiliária da União	*60.868.000*		*60.868.000*
1034 - Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú	*225.825.770*		*225.825.770*
1035 - Ações e Serviços Públicos de Saúde - ASPS		*2.448.537.494*	*2.448.537.494*
1037 - Melhoria dos Serviços de Radiodifusão Pública	*66.580.747*		*66.580.747*
1038 - Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC	*65.358.743*		*65.358.743*
1040 - Seguro-Desemprego, Abono Salarial e Previdência Social		*83.447.697.274*	*83.447.697.274*

Quadro 5

Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1045 - Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	*103.335.253*		*103.335.253*
1046 - Estudos de Planejamento da Expansão do Sistema Energético	*7.233.366*		*7.233.366*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*35.446.053.752*	*35.446.053.752*
1050 - Recursos Próprios Livres da UO	*8.829.408.328*	*346.954.339*	*9.176.362.667*
1052 - Recursos Livres da UO	*4.457.091.919*		*4.457.091.919*
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*180.384.676*		*180.384.676*
1054 - Benefícios do Regime Geral de Previdência Social		*791.685.256.470*	*791.685.256.470*
1058 - Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe	*15.572.350*		*15.572.350*
1059 - Recursos Próprios Destinados aos Serviços de Proteção de Cultivares	*4.400.360*		*4.400.360*
1060 - Política de Garantia de Preços Mínimos	*164.524.876*		*164.524.876*
1062 - Cobertura de Déficits nas Operações da PGPM	*36.978.589*		*36.978.589*
1063 - Rede de Balizamento Marítimo, Fluvial e Lacustre	*254.449.316*		*254.449.316*
1065 - Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas	*54.877.944*		*54.877.944*
1066 - Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red	*692.464*		*692.464*
1067 - Gestão das Unidades de Conservação de Uso Sustentável	*16.398.532*		*16.398.532*
1068 - FNDF - Fundo Nacional de Desenvolvimento Florestal	*2.400.000*		*2.400.000*
1069 - Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	*9.075.000*		*9.075.000*
1070 - Controle e Fiscalização Ambiental	*303.200.000*		*303.200.000*
1071 - Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	*150.900.111*		*150.900.111*
1072 - Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	*3.025.000*		*3.025.000*
1075 - CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional	*295.410*		*295.410*
1077 - Fiscalização e Proteção das Áreas de Produção de Petróleo	*35.873.734*		*35.873.734*
1080 - Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	*5.845.939*		*5.845.939*
1081 - Convênios	*39.079.545*	*5.311.121*	*44.390.666*
1083 - Reparação de Danos Causados a Interesses Difusos e Coletivos	*81.637.350*		*81.637.350*
1084 - FGTS	*41.877.500*		*41.877.500*
1086 - Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	*43.470.000*		*43.470.000*
1087 - CDE - Conta de Desenvolvimento Energético	*1.935.005.241*		*1.935.005.241*
1088 - Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional	*10.000.000*		*10.000.000*
1089 - Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico	*1.595.716*		*1.595.716*
1090 - Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na Organização Marítima Internac	*17.044.252*		*17.044.252*
1092 - Proteção Ambiental em Regiões Impactadas pela Mineração	*1.000.000*		*1.000.000*
1096 - Doações Nacionais	*91.362.244*	*2.444.929*	*93.807.173*
1097 - CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*274.822.931*		*274.822.931*
1098 - CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*592.316.972*		*592.316.972*
1099 - CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	*284.302.182*		*284.302.182*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1100 - CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*541.057.086*		*541.057.086*
1101 - CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	*524.594.697*		*524.594.697*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*336.990.356*		*336.990.356*
1103 - CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*36.610.341*		*36.610.341*
1104 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*46.034.421*		*46.034.421*
1105 - CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*12.329.422*		*12.329.422*
1106 - Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	*969.078*		*969.078*
1107 - CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*215.263.385*		*215.263.385*
1108 - CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*184.152.217*		*184.152.217*
1109 - CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*19.011.961*		*19.011.961*
1110 - CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	*7.653.501*		*7.653.501*
1112 - CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ	*1.177.600*		*1.177.600*
1113 - Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T	*500.000*		*500.000*
1115 - Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros	*298.265.282*		*298.265.282*
1116 - Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM	*19.907.616*		*19.907.616*
1118 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*710.582.931*		*710.582.931*
1119 - Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	*5.436*		*5.436*
1120 - Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional	*230.098.623*		*230.098.623*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*804.247.331*		*804.247.331*
1122 - Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza		*6.364.286*	*6.364.286*
1123 - Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da		*3.845.405.194*	*3.845.405.194*
1128 - Custeio das Comissões de Avaliação - INEP	*22.717.187*		*22.717.187*
1132 - Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de		*239.263.501*	*239.263.501*
1133 - Educação Básica, Vedado o Pagamento de Despesas com Pessoal	*3.086.674.154*	*5.461.907.292*	*8.548.581.446*
1134 - Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com Pessoal	*108.622.039*		*108.622.039*
1140 - Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	*89.153.897*		*89.153.897*
1142 - Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	*56.208.592*		*56.208.592*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*902.475.473*		*902.475.473*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1149 - Fundo Social – FS – Recursos para a educação pública, com prioridade para a educação básica, para políticas de	18.402.904.882		18.402.904.882
1151 - Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	2.894.270.096		2.894.270.096
1152 - Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	1.731.792.733		1.731.792.733
1183 - Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	20.772.931		20.772.931
1184 - Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde		29.675.615	29.675.615
1251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	346.786.760		346.786.760
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	135.636.544	25.392.358.271	25.527.994.815
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	15.241.795		15.241.795
1449 - Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	271.518.718		271.518.718
9000 - Recursos Livres da União	393.559.661	4.931.405.440	5.324.965.101
9001 - Recursos Livres da Seguridade Social		3.311.309.854	3.311.309.854
9002 - Atividades-fim da Seguridade Social		4.757.931.816	4.757.931.816
9019 - FUNAPOL	9.377.463		9.377.463
9035 - Ações e Serviços Públicos de Saúde - ASPS		1.339.637.510	1.339.637.510
9040 - Seguro-Desemprego, Abono Salarial e Previdência Social		801.243.276	801.243.276
9052 - Recursos Livres da UO	188.462.245		188.462.245
9054 - Benefícios do Regime Geral de Previdência Social		1.199.999.998	1.199.999.998
9142 - Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	121.907.013		121.907.013
9183 - Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	18.754.925		18.754.925
9184 - Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde		26.792.750	26.792.750
9444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen		288.095.342.537	288.095.342.537
4 - Investimentos	**54.828.876.459**	**18.138.627.317**	**72.967.503.776**
1000 - Recursos Livres da União	38.589.335.824	3.320.559.427	41.909.895.251
1001 - Recursos Livres da Seguridade Social		8.962.657.637	8.962.657.637
1002 - Atividades-fim da Seguridade Social		5.119.341.234	5.119.341.234
1003 - Recursos da UO para Aplicação na Seguridade Social		55.096.373	55.096.373
1011 - Destinações da Cide-Combustíveis	1.845.538.656		1.845.538.656
1012 - Manutenção e Desenvolvimento do Ensino	20.000.000		20.000.000
1013 - Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -	1.860.000		1.860.000
1018 - Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	100.000		100.000
1019 - FUNAPOL	108.944.766		108.944.766
1021 - Fiscalização de Produtos Controlados pelo Exército	27.402.917		27.402.917
1031 - FUNDAF - PGFN	9.192.775		9.192.775
1032 - FUNDAF - RFB	180.000.000		180.000.000
1034 - Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú	174.149.529		174.149.529
1037 - Melhoria dos Serviços de Radiodifusão Pública	10.000.000		10.000.000
1045 - Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	3.939.714		3.939.714
1048 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social		409.001	409.001
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		208.947.770	208.947.770

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*1.153.799.264*		*1.153.799.264*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*112.505.369*		*112.505.369*
1052 - Recursos Livres da UO	*2.254.863.380*		*2.254.863.380*
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*8.756.928*		*8.756.928*
1058 - Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe	*2.440.000*		*2.440.000*
1063 - Rede de Balizamento Marítimo, Fluvial e Lacustre	*7.250.000*		*7.250.000*
1065 - Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas	*20.000.000*		*20.000.000*
1069 - Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	*8.925.000*		*8.925.000*
1071 - Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	*15.390.176*		*15.390.176*
1072 - Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	*2.975.000*		*2.975.000*
1077 - Fiscalização e Proteção das Áreas de Produção de Petróleo	*1.312.119.778*		*1.312.119.778*
1080 - Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	*800.000*		*800.000*
1081 - Convênios	*110.680.187*		*110.680.187*
1083 - Reparação de Danos Causados a Interesses Difusos e Coletivos	*38.362.650*		*38.362.650*
1085 - Recursos para Aplicação em Despesas de Capital de Programas Habitacionais de Caráter Social	*1.698.293*		*1.698.293*
1086 - Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	*4.530.000*		*4.530.000*
1095 - Doações Estrangeiras	*666.666*		*666.666*
1096 - Doações Nacionais	*17.440.000*		*17.440.000*
1097 - CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*28.521.875*		*28.521.875*
1098 - CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*115.487.576*		*115.487.576*
1099 - CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	*19.042.624*		*19.042.624*
1100 - CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*166.747.462*		*166.747.462*
1101 - CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	*233.999.055*		*233.999.055*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*17.469.386*		*17.469.386*
1103 - CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*6.322.180*		*6.322.180*
1104 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*112.640.799*		*112.640.799*
1105 - CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ação	*4.140.530*		*4.140.530*
1106 - Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	*397.854*		*397.854*
1107 - CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*91.767.271*		*91.767.271*
1108 - CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ação	*69.525.712*		*69.525.712*
1109 - CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*16.806.123*		*16.806.123*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1110 - CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	*12.873.157*		*12.873.157*
1115 - Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros	*127.841.007*		*127.841.007*
1118 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*1.337.798.746*		*1.337.798.746*
1119 - Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	*13.302*		*13.302*
1120 - Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional	*25.367.782*		*25.367.782*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*229.716.635*		*229.716.635*
1132 - Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de		*52.615.875*	*52.615.875*
1133 - Educação Básica, Vedado o Pagamento de Despesas com Pessoal	*3.220.680.653*		*3.220.680.653*
1140 - Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	*80.000.000*		*80.000.000*
1142 - Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	*78.815.460*		*78.815.460*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*723.681.259*		*723.681.259*
1251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*637.631.083*		*637.631.083*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda		*419.000.000*	*419.000.000*
1449 - Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	*1.198.433.793*		*1.198.433.793*
9052 - Recursos Livres da UO	*130.197.483*		*130.197.483*
9251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*99.290.780*		*99.290.780*
5 - Inversões Financeiras	**43.587.715.709**	**250.000.000**	**43.837.715.709**
1000 - Recursos Livres da União	*13.423.756.560*		*13.423.756.560*
1002 - Atividades-fim da Seguridade Social		*250.000.000*	*250.000.000*
1029 - Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL	*525.738.054*		*525.738.054*
1041 - Programas de Desenvolvimento Econômico - BNDES	*22.776.113.296*		*22.776.113.296*
1050 - Recursos Próprios Livres da UO	*440.622.848*		*440.622.848*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*48.843.883*		*48.843.883*
1052 - Recursos Livres da UO	*1.484.225.231*		*1.484.225.231*
1057 - Indenização de Imóveis Rurais Desapropriados por Interesse Social	*14.795.394*		*14.795.394*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*50.000.000*		*50.000.000*
1133 - Educação Básica, Vedado o Pagamento de Despesas com Pessoal	*4.605.504.218*		*4.605.504.218*
9041 - Programas de Desenvolvimento Econômico - BNDES	*218.116.225*		*218.116.225*
6 - Amortização da Dívida	**3.248.035.232**		**3.248.035.232**
1050 - Recursos Próprios Livres da UO	*18.000.000*		*18.000.000*
1443 - Refinanciamento da Dívida Pública Federal	*3.230.035.232*		*3.230.035.232*
9 - Reserva de Contingência	**18.160.659.878**	**85.001.272**	**18.245.661.150**
1003 - Recursos da UO para Aplicação na Seguridade Social		*83.250.573*	*83.250.573*
1013 - Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -	*10.636.712*		*10.636.712*
1015 - Casa da Moeda	*4.563.123*		*4.563.123*
1018 - Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	*63.197.678*		*63.197.678*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1026 - Desenvolvimento Rural no Campo do Cooperativismo e do Associativismo, Eletrificação Rural, Extensão Rural e Fi	*334.371.072*		*334.371.072*
1028 - Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de Combustíveis Fósseis	*819.308.329*		*819.308.329*
1031 - FUNDAF - PGFN	*3.145.485.075*		*3.145.485.075*
1032 - FUNDAF - RFB	*1.208.028.427*		*1.208.028.427*
1033 - PROAP - Programa de Administração Patrimonial Imobiliária da União	*46.525.813*		*46.525.813*
1037 - Melhoria dos Serviços de Radiodifusão Pública	*255.981.933*		*255.981.933*
1039 - Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência Complementar		*1.678.032*	*1.678.032*
1045 - Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	*143.533.705*		*143.533.705*
1046 - Estudos de Planejamento da Expansão do Sistema Energético	*168.332.705*		*168.332.705*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*72.667*	*72.667*
1050 - Recursos Próprios Livres da UO	*943.702.854*		*943.702.854*
1052 - Recursos Livres da UO	*4.242.848.073*		*4.242.848.073*
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*254.854.121*		*254.854.121*
1060 - Política de Garantia de Preços Mínimos	*17.952.776*		*17.952.776*
1066 - Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red	*83.256.171*		*83.256.171*
1068 - FNDF - Fundo Nacional de Desenvolvimento Florestal	*5.799.266*		*5.799.266*
1069 - Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	*256.326.276*		*256.326.276*
1070 - Controle e Fiscalização Ambiental	*127.735.912*		*127.735.912*
1071 - Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	*46.153.430*		*46.153.430*
1078 - Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Ca	*117.044.047*		*117.044.047*
1080 - Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	*410.805.236*		*410.805.236*
1083 - Reparação de Danos Causados a Interesses Difusos e Coletivos	*526.463.948*		*526.463.948*
1086 - Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	*1.077.631.113*		*1.077.631.113*
1088 - Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional	*17.029.414*		*17.029.414*
1089 - Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico	*186.996.143*		*186.996.143*
1092 - Proteção Ambiental em Regiões Impactadas pela Mineração	*9.287.060*		*9.287.060*
1113 - Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T	*92.083.537*		*92.083.537*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*463.238.678*		*463.238.678*
1135 - Recursos do FISTEL destinados ao FSA	*17.306.671*		*17.306.671*
1140 - Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	*643.185.631*		*643.185.631*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*1.273.100.069*		*1.273.100.069*
1180 - Infraestrutura logística ou de mobilidade ferroviária de titularidade pública	*275.227.138*		*275.227.138*
1181 - Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º do art. 66 d	*261.782.085*		*261.782.085*
1182 - Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)	*688.651*		*688.651*
9052 - Recursos Livres da UO	*540.693.460*		*540.693.460*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*69.503.546*		*69.503.546*
20000 - Presidência da República	**3.513.327.825**	**339.369.868**	**3.852.697.693**
1 - Pessoal e Encargos Sociais	**1.548.183.031**	**339.369.868**	**1.887.552.899**
1000 - *Recursos Livres da União*	*1.525.490.418*	*26.000*	*1.525.516.418*
1001 - *Recursos Livres da Seguridade Social*		*216.565.683*	*216.565.683*
1050 - *Recursos Próprios Livres da UO*	*22.692.613*		*22.692.613*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*122.778.185*	*122.778.185*
3 - Outras Despesas Correntes	**1.577.544.405**		**1.577.544.405**
1000 - *Recursos Livres da União*	*1.385.409.816*		*1.385.409.816*
1037 - *Melhoria dos Serviços de Radiodifusão Pública*	*66.580.747*		*66.580.747*
1050 - *Recursos Próprios Livres da UO*	*125.553.842*		*125.553.842*
4 - Investimentos	**95.854.900**		**95.854.900**
1000 - *Recursos Livres da União*	*71.752.075*		*71.752.075*
1037 - *Melhoria dos Serviços de Radiodifusão Pública*	*10.000.000*		*10.000.000*
1050 - *Recursos Próprios Livres da UO*	*14.102.825*		*14.102.825*
5 - Inversões Financeiras	**22.687.949**		**22.687.949**
1000 - *Recursos Livres da União*	*22.687.949*		*22.687.949*
9 - Reserva de Contingência	**269.057.540**		**269.057.540**
1037 - *Melhoria dos Serviços de Radiodifusão Pública*	*250.117.012*		*250.117.012*
1050 - *Recursos Próprios Livres da UO*	*18.940.528*		*18.940.528*
20101 - Presidência da República	**1.641.198.453**	**27.121**	**1.641.225.574**
1 - Pessoal e Encargos Sociais	389.365.225	27.121	389.392.346
1000 - Recursos Livres da União	*389.365.225*	*13.000*	*389.378.225*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	1.165.870.307		1.165.870.307
1000 - Recursos Livres da União	*1.165.870.307*		*1.165.870.307*
4 - Investimentos	63.274.972		63.274.972
1000 - Recursos Livres da União	*63.274.972*		*63.274.972*
5 - Inversões Financeiras	22.687.949		22.687.949
1000 - Recursos Livres da União	*22.687.949*		*22.687.949*
20118 - Agência Brasileira de Inteligência - ABIN	**593.972.352**	**339.342.747**	**933.315.099**
1 - Pessoal e Encargos Sociais	474.613.217	339.342.747	813.955.964
1000 - Recursos Livres da União	*474.613.217*	*13.000*	*474.626.217*
1001 - Recursos Livres da Seguridade Social		*216.565.683*	*216.565.683*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*122.764.064*	*122.764.064*
3 - Outras Despesas Correntes	112.982.032		112.982.032
1000 - Recursos Livres da União	*112.982.032*		*112.982.032*
4 - Investimentos	6.377.103		6.377.103
1000 - Recursos Livres da União	*6.377.103*		*6.377.103*
20415 - Empresa Brasil de Comunicação S.A. - EBC	**1.183.969.668**		**1.183.969.668**
1 - Pessoal e Encargos Sociais	670.195.179		670.195.179
1000 - Recursos Livres da União	*661.511.976*		*661.511.976*
1050 - Recursos Próprios Livres da UO	*8.683.203*		*8.683.203*
3 - Outras Despesas Correntes	251.557.477		251.557.477
1000 - Recursos Livres da União	*106.557.477*		*106.557.477*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1037 - Melhoria dos Serviços de Radiodifusão Pública	*66.580.747*		*66.580.747*
1050 - Recursos Próprios Livres da UO	*78.419.253*		*78.419.253*
4 - Investimentos	12.100.000		12.100.000
1000 - Recursos Livres da União	*2.100.000*		*2.100.000*
1037 - Melhoria dos Serviços de Radiodifusão Pública	*10.000.000*		*10.000.000*
9 - Reserva de Contingência	250.117.012		250.117.012
1037 - Melhoria dos Serviços de Radiodifusão Pública	*250.117.012*		*250.117.012*
20927 - Fundo de Imprensa Nacional	**94.187.352**		**94.187.352**
1 - Pessoal e Encargos Sociais	14.009.410		14.009.410
1050 - Recursos Próprios Livres da UO	*14.009.410*		*14.009.410*
3 - Outras Despesas Correntes	47.134.589		47.134.589
1050 - Recursos Próprios Livres da UO	*47.134.589*		*47.134.589*
4 - Investimentos	14.102.825		14.102.825
1050 - Recursos Próprios Livres da UO	*14.102.825*		*14.102.825*
9 - Reserva de Contingência	18.940.528		18.940.528
1050 - Recursos Próprios Livres da UO	*18.940.528*		*18.940.528*
22000 - Ministério da Agricultura e Pecuária	**9.488.290.926**	**2.699.004.537**	**12.187.295.463**
1 - Pessoal e Encargos Sociais	**5.556.495.333**	**2.698.371.872**	**8.254.867.205**
1000 - *Recursos Livres da União*	*5.556.495.333*	*13.000*	*5.556.508.333*
1001 - *Recursos Livres da Seguridade Social*		*2.274.182.598*	*2.274.182.598*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*424.176.274*	*424.176.274*
3 - Outras Despesas Correntes	**2.991.871.988**	**632.665**	**2.992.504.653**
1000 - *Recursos Livres da União*	*2.785.931.389*	*632.665*	*2.786.564.054*
1050 - *Recursos Próprios Livres da UO*	*75.145.437*		*75.145.437*
1052 - *Recursos Livres da UO*	*106.026.776*		*106.026.776*
1059 - *Recursos Próprios Destinados aos Serviços de Proteção de Cultivares*	*4.400.360*		*4.400.360*
1075 - *CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional*	*295.410*		*295.410*
1081 - *Convênios*	*165.000*		*165.000*
1116 - *Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM*	*19.907.616*		*19.907.616*
4 - Investimentos	**939.923.605**		**939.923.605**
1000 - *Recursos Livres da União*	*933.444.854*		*933.444.854*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*6.478.751*		*6.478.751*
22101 - Ministério da Agricultura e Pecuária - Administração	**4.640.443.947**	**2.698.508.462**	**7.338.952.409**
1 - Pessoal e Encargos Sociais	1.574.458.633	2.698.371.872	4.272.830.505
1000 - Recursos Livres da União	*1.574.458.633*	*13.000*	*1.574.471.633*
1001 - Recursos Livres da Seguridade Social		*2.274.182.598*	*2.274.182.598*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*424.176.274*	*424.176.274*
3 - Outras Despesas Correntes	2.349.072.170	136.590	2.349.208.760
1000 - Recursos Livres da União	*2.218.542.572*	*136.590*	*2.218.679.162*
1052 - Recursos Livres da UO	*105.926.212*		*105.926.212*
1059 - Recursos Próprios Destinados aos Serviços de Proteção de Cultivares	*4.400.360*		*4.400.360*
1075 - CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional	*295.410*		*295.410*
1116 - Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM	*19.907.616*		*19.907.616*
4 - Investimentos	716.913.144		716.913.144

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*716.913.144*		*716.913.144*
22202 - Empresa Brasileira de Pesquisa Agropecuária -	**4.840.401.673**	**496.075**	**4.840.897.748**
1 - Pessoal e Encargos Sociais	3.982.036.700		3.982.036.700
1000 - Recursos Livres da União	*3.982.036.700*		*3.982.036.700*
3 - Outras Despesas Correntes	635.658.412	496.075	636.154.487
1000 - Recursos Livres da União	*560.372.125*	*496.075*	*560.868.200*
1050 - Recursos Próprios Livres da UO	*75.121.287*		*75.121.287*
1081 - Convênios	*165.000*		*165.000*
4 - Investimentos	222.706.561		222.706.561
1000 - Recursos Livres da União	*216.227.810*		*216.227.810*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*6.478.751*		*6.478.751*
22906 - Fundo de Defesa da Economia Cafeeira	**7.445.306**		**7.445.306**
3 - Outras Despesas Correntes	7.141.406		7.141.406
1000 - Recursos Livres da União	*7.016.692*		*7.016.692*
1050 - Recursos Próprios Livres da UO	*24.150*		*24.150*
1052 - Recursos Livres da UO	*100.564*		*100.564*
4 - Investimentos	303.900		303.900
1000 - Recursos Livres da União	*303.900*		*303.900*
24000 - Ministério da Ciência, Tecnologia e Inovação	**13.013.976.307**	**2.181.536.086**	**15.195.512.393**
1 - Pessoal e Encargos Sociais	**1.283.304.918**	**2.181.502.844**	**3.464.807.762**
1000 - *Recursos Livres da União*	*1.283.304.918*	*13.000*	*1.283.317.918*
1001 - *Recursos Livres da Seguridade Social*		*1.783.735.901*	*1.783.735.901*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*397.753.943*	*397.753.943*
3 - Outras Despesas Correntes	**8.753.554.138**	**33.242**	**8.753.587.380**
1000 - *Recursos Livres da União*	*2.449.011.725*	*33.242*	*2.449.044.967*
1050 - *Recursos Próprios Livres da UO*	*2.008.383.895*		*2.008.383.895*
1052 - *Recursos Livres da UO*	*452.906.057*		*452.906.057*
1065 - *Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas*	*54.877.944*		*54.877.944*
1097 - *CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*274.822.931*		*274.822.931*
1098 - *CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*592.316.972*		*592.316.972*
1099 - *CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini*	*284.302.182*		*284.302.182*
1100 - *CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*541.057.086*		*541.057.086*
1101 - *CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen*	*524.594.697*		*524.594.697*
1102 - *CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm*	*336.990.356*		*336.990.356*
1103 - *CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*36.610.341*		*36.610.341*
1104 - *CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*46.034.421*		*46.034.421*
1105 - *CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ação*	*12.329.422*		*12.329.422*
1106 - *Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas*	*969.078*		*969.078*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1107 - *CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*215.263.385*		*215.263.385*
1108 - *CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ação*	*184.152.217*		*184.152.217*
1109 - *CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*19.011.961*		*19.011.961*
1110 - *CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T*	*7.653.501*		*7.653.501*
1112 - *CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ*	*1.177.600*		*1.177.600*
1113 - *Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T*	*500.000*		*500.000*
1118 - *CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*710.582.931*		*710.582.931*
1119 - *Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad*	*5.436*		*5.436*
4 - Investimentos	**2.835.033.714**		**2.835.033.714**
1000 - *Recursos Livres da União*	*113.197.267*		*113.197.267*
1050 - *Recursos Próprios Livres da UO*	*360.723.644*		*360.723.644*
1052 - *Recursos Livres da UO*	*107.559.151*		*107.559.151*
1065 - *Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas*	*20.000.000*		*20.000.000*
1097 - *CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*28.521.875*		*28.521.875*
1098 - *CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*115.487.576*		*115.487.576*
1099 - *CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini*	*19.042.624*		*19.042.624*
1100 - *CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*166.747.462*		*166.747.462*
1101 - *CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen*	*233.999.055*		*233.999.055*
1102 - *CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm*	*17.469.386*		*17.469.386*
1103 - *CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*6.322.180*		*6.322.180*
1104 - *CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*112.640.799*		*112.640.799*
1105 - *CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe*	*4.140.530*		*4.140.530*
1106 - *Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas*	*397.854*		*397.854*
1107 - *CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*91.767.271*		*91.767.271*
1108 - *CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ação*	*69.525.712*		*69.525.712*
1109 - *CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*16.806.123*		*16.806.123*
1110 - *CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T*	*12.873.157*		*12.873.157*
1118 - *CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*1.337.798.746*		*1.337.798.746*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1119 - *Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad*	*13.302*		*13.302*
5 - Inversões Financeiras	**50.000.000**		**50.000.000**
1102 - *CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm*	*50.000.000*		*50.000.000*
9 - Reserva de Contingência	**92.083.537**		**92.083.537**
1113 - *Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T*	*92.083.537*		*92.083.537*
24101 - Ministério da Ciência, Tecnologia e Inovação -	**1.785.289.753**	**1.558.517.015**	**3.343.806.768**
1 - Pessoal e Encargos Sociais	776.382.307	1.558.517.015	2.334.899.322
1000 - Recursos Livres da União	*776.382.307*	*13.000*	*776.395.307*
1001 - Recursos Livres da Seguridade Social		*1.338.746.579*	*1.338.746.579*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*219.757.436*	*219.757.436*
3 - Outras Despesas Correntes	851.562.776		851.562.776
1000 - Recursos Livres da União	*849.638.531*		*849.638.531*
1050 - Recursos Próprios Livres da UO	*1.424.245*		*1.424.245*
1113 - Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T	*500.000*		*500.000*
4 - Investimentos	65.261.133		65.261.133
1000 - Recursos Livres da União	*65.261.133*		*65.261.133*
9 - Reserva de Contingência	92.083.537		92.083.537
1113 - Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T	*92.083.537*		*92.083.537*
24201 - Conselho Nacional de Desenvolvimento Científico e	**1.475.546.857**	**163.130.150**	**1.638.677.007**
1 - Pessoal e Encargos Sociais	94.280.857	163.130.150	257.411.007
1000 - Recursos Livres da União	*94.280.857*		*94.280.857*
1001 - Recursos Livres da Seguridade Social		*139.269.386*	*139.269.386*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*23.860.764*	*23.860.764*
3 - Outras Despesas Correntes	1.352.091.465		1.352.091.465
1000 - Recursos Livres da União	*1.296.352.663*		*1.296.352.663*
1050 - Recursos Próprios Livres da UO	*860.858*		*860.858*
1065 - Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas	*54.877.944*		*54.877.944*
4 - Investimentos	29.174.535		29.174.535
1000 - Recursos Livres da União	*9.174.535*		*9.174.535*
1065 - Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas	*20.000.000*		*20.000.000*
24204 - Comissão Nacional de Energia Nuclear	**699.904.033**	**459.097.691**	**1.159.001.724**
1 - Pessoal e Encargos Sociais	352.450.035	459.064.449	811.514.484
1000 - Recursos Livres da União	*352.450.035*		*352.450.035*
1001 - Recursos Livres da Seguridade Social		*305.719.936*	*305.719.936*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*153.344.513*	*153.344.513*
3 - Outras Despesas Correntes	316.841.084	33.242	316.874.326
1000 - Recursos Livres da União	*191.014.690*	*33.242*	*191.047.932*
1050 - Recursos Próprios Livres da UO	*125.826.394*		*125.826.394*
4 - Investimentos	30.612.914		30.612.914
1000 - Recursos Livres da União	*5.112.914*		*5.112.914*
1050 - Recursos Próprios Livres da UO	*25.500.000*		*25.500.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
24205 - Agência Espacial Brasileira	**138.692.749**	**791.230**	**139.483.979**
1 - Pessoal e Encargos Sociais	20.275.917	791.230	21.067.147
1000 - Recursos Livres da União	*20.275.917*		*20.275.917*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*791.230*	*791.230*
3 - Outras Despesas Correntes	85.568.147		85.568.147
1000 - Recursos Livres da União	*85.568.147*		*85.568.147*
4 - Investimentos	32.848.685		32.848.685
1000 - Recursos Livres da União	*32.848.685*		*32.848.685*
24209 - Centro Nacional de Tecnologia Eletrônica Avançada - S.	**67.558.899**		**67.558.899**
1 - Pessoal e Encargos Sociais	39.915.802		39.915.802
1000 - Recursos Livres da União	*39.915.802*		*39.915.802*
3 - Outras Despesas Correntes	26.843.097		26.843.097
1000 - Recursos Livres da União	*26.437.694*		*26.437.694*
1050 - Recursos Próprios Livres da UO	*405.403*		*405.403*
4 - Investimentos	800.000		800.000
1000 - Recursos Livres da União	*800.000*		*800.000*
24901 - Fundo Nacional de Desenvolvimento Científico e	**8.846.984.016**		**8.846.984.016**
3 - Outras Despesas Correntes	6.120.647.569		6.120.647.569
1050 - Recursos Próprios Livres da UO	*1.879.866.995*		*1.879.866.995*
1052 - Recursos Livres da UO	*452.906.057*		*452.906.057*
1097 - CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*274.822.931*		*274.822.931*
1098 - CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*592.316.972*		*592.316.972*
1099 - CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	*284.302.182*		*284.302.182*
1100 - CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*541.057.086*		*541.057.086*
1101 - CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	*524.594.697*		*524.594.697*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*336.990.356*		*336.990.356*
1103 - CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*36.610.341*		*36.610.341*
1104 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*46.034.421*		*46.034.421*
1105 - CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*12.329.422*		*12.329.422*
1106 - Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	*969.078*		*969.078*
1107 - CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*215.263.385*		*215.263.385*
1108 - CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*184.152.217*		*184.152.217*
1109 - CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*19.011.961*		*19.011.961*
1110 - CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	*7.653.501*		*7.653.501*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1112 - CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ	*1.177.600*		*1.177.600*
1118 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*710.582.931*		*710.582.931*
1119 - Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	*5.436*		*5.436*
4 - Investimentos	2.676.336.447		2.676.336.447
1050 - Recursos Próprios Livres da UO	*335.223.644*		*335.223.644*
1052 - Recursos Livres da UO	*107.559.151*		*107.559.151*
1097 - CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*28.521.875*		*28.521.875*
1098 - CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*115.487.576*		*115.487.576*
1099 - CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	*19.042.624*		*19.042.624*
1100 - CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*166.747.462*		*166.747.462*
1101 - CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	*233.999.055*		*233.999.055*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*17.469.386*		*17.469.386*
1103 - CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*6.322.180*		*6.322.180*
1104 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*112.640.799*		*112.640.799*
1105 - CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*4.140.530*		*4.140.530*
1106 - Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	*397.854*		*397.854*
1107 - CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*91.767.271*		*91.767.271*
1108 - CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*69.525.712*		*69.525.712*
1109 - CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*16.806.123*		*16.806.123*
1110 - CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	*12.873.157*		*12.873.157*
1118 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*1.337.798.746*		*1.337.798.746*
1119 - Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	*13.302*		*13.302*
5 - Inversões Financeiras	50.000.000		50.000.000
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*50.000.000*		*50.000.000*
25000 - Ministério da Fazenda	**23.086.569.194**	**119.462.209**	**23.206.031.403**
1 - Pessoal e Encargos Sociais	**9.944.911.533**	**119.052.694**	**10.063.964.227**
1000 - *Recursos Livres da União*	*729.017.510*		*729.017.510*
1031 - *FUNDAF - PGFN*	*1.172.470.120*		*1.172.470.120*
1032 - *FUNDAF - RFB*	*7.628.441.223*		*7.628.441.223*
1050 - *Recursos Próprios Livres da UO*	*15.613.025*		*15.613.025*
1052 - *Recursos Livres da UO*	*399.369.655*		*399.369.655*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
***1056 -** Benefícios do Regime Próprio de Previdência Social da União*		*119.052.694*	*119.052.694*
3 - Outras Despesas Correntes	**7.284.054.234**	**409.515**	**7.284.463.749**
***1000 -** Recursos Livres da União*	*841.746.897*	*409.515*	*842.156.412*
***1015 -** Casa da Moeda*	*267.964.315*		*267.964.315*
***1018 -** Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios*	*900.000*		*900.000*
***1031 -** FUNDAF - PGFN*	*425.205.146*		*425.205.146*
***1032 -** FUNDAF - RFB*	*3.553.946.373*		*3.553.946.373*
***1050 -** Recursos Próprios Livres da UO*	*1.743.050.078*		*1.743.050.078*
***1052 -** Recursos Livres da UO*	*57.681.764*		*57.681.764*
***9000 -** Recursos Livres da União*	*393.559.661*		*393.559.661*
4 - Investimentos	**639.171.700**		**639.171.700**
***1000 -** Recursos Livres da União*	*441.988.676*		*441.988.676*
***1018 -** Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios*	*100.000*		*100.000*
***1031 -** FUNDAF - PGFN*	*9.192.775*		*9.192.775*
***1032 -** FUNDAF - RFB*	*180.000.000*		*180.000.000*
***1050 -** Recursos Próprios Livres da UO*	*3.220.309*		*3.220.309*
***1052 -** Recursos Livres da UO*	*4.669.940*		*4.669.940*
9 - Reserva de Contingência	**5.218.431.727**		**5.218.431.727**
***1015 -** Casa da Moeda*	*4.563.123*		*4.563.123*
***1018 -** Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios*	*63.197.678*		*63.197.678*
***1031 -** FUNDAF - PGFN*	*3.145.485.075*		*3.145.485.075*
***1032 -** FUNDAF - RFB*	*1.208.028.427*		*1.208.028.427*
***1050 -** Recursos Próprios Livres da UO*	*226.951*		*226.951*
***1052 -** Recursos Livres da UO*	*796.930.473*		*796.930.473*
25101 - Ministério da Fazenda - Administração Direta	**1.647.444.708**	**13.940.231**	**1.661.384.939**
1 - Pessoal e Encargos Sociais	729.017.510	13.940.231	742.957.741
1000 - Recursos Livres da União	*729.017.510*		*729.017.510*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*13.940.231*	*13.940.231*
3 - Outras Despesas Correntes	413.640.844		413.640.844
1000 - Recursos Livres da União	*412.740.844*		*412.740.844*
1018 - Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	*900.000*		*900.000*
4 - Investimentos	441.588.676		441.588.676
1000 - Recursos Livres da União	*441.488.676*		*441.488.676*
1018 - Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	*100.000*		*100.000*
9 - Reserva de Contingência	63.197.678		63.197.678
1018 - Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	*63.197.678*		*63.197.678*
25103 - Secretaria Especial da Receita Federal do Brasil	**13.262.370.412**		**13.262.370.412**
1 - Pessoal e Encargos Sociais	7.628.441.223		7.628.441.223
1032 - FUNDAF - RFB	*7.628.441.223*		*7.628.441.223*
3 - Outras Despesas Correntes	4.240.610.688		4.240.610.688
1000 - Recursos Livres da União	*418.700.000*		*418.700.000*
1015 - Casa da Moeda	*267.964.315*		*267.964.315*
1032 - FUNDAF - RFB	*3.553.946.373*		*3.553.946.373*
4 - Investimentos	180.500.000		180.500.000

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*500.000*		*500.000*
1032 - FUNDAF - RFB	*180.000.000*		*180.000.000*
9 - Reserva de Contingência	1.212.818.501		1.212.818.501
1015 - Casa da Moeda	*4.563.123*		*4.563.123*
1032 - FUNDAF - RFB	*1.208.028.427*		*1.208.028.427*
1050 - Recursos Próprios Livres da UO	*226.951*		*226.951*
25104 - Procuradoria-Geral da Fazenda Nacional	**4.752.459.169**		**4.752.459.169**
1 - Pessoal e Encargos Sociais	1.172.470.120		1.172.470.120
1031 - FUNDAF - PGFN	*1.172.470.120*		*1.172.470.120*
3 - Outras Despesas Correntes	425.311.199		425.311.199
1000 - Recursos Livres da União	*106.053*		*106.053*
1031 - FUNDAF - PGFN	*425.205.146*		*425.205.146*
4 - Investimentos	9.192.775		9.192.775
1031 - FUNDAF - PGFN	*9.192.775*		*9.192.775*
9 - Reserva de Contingência	3.145.485.075		3.145.485.075
1031 - FUNDAF - PGFN	*3.145.485.075*		*3.145.485.075*
25203 - Comissão de Valores Mobiliários	**972.898.516**		**972.898.516**
1 - Pessoal e Encargos Sociais	237.164.568		237.164.568
1052 - Recursos Livres da UO	*237.164.568*		*237.164.568*
3 - Outras Despesas Correntes	51.890.514		51.890.514
1050 - Recursos Próprios Livres da UO	*479.384*		*479.384*
1052 - Recursos Livres da UO	*51.411.130*		*51.411.130*
4 - Investimentos	4.873.500		4.873.500
1050 - Recursos Próprios Livres da UO	*203.560*		*203.560*
1052 - Recursos Livres da UO	*4.669.940*		*4.669.940*
9 - Reserva de Contingência	678.969.934		678.969.934
1052 - Recursos Livres da UO	*678.969.934*		*678.969.934*
25208 - Superintendência de Seguros Privados	**334.121.677**	**105.521.978**	**439.643.655**
1 - Pessoal e Encargos Sociais	177.818.112	105.112.463	282.930.575
1050 - Recursos Próprios Livres da UO	*15.613.025*		*15.613.025*
1052 - Recursos Livres da UO	*162.205.087*		*162.205.087*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*105.112.463*	*105.112.463*
3 - Outras Despesas Correntes	35.326.277	409.515	35.735.792
1000 - Recursos Livres da União	*10.200.000*	*409.515*	*10.609.515*
1050 - Recursos Próprios Livres da UO	*18.855.643*		*18.855.643*
1052 - Recursos Livres da UO	*6.270.634*		*6.270.634*
4 - Investimentos	3.016.749		3.016.749
1050 - Recursos Próprios Livres da UO	*3.016.749*		*3.016.749*
9 - Reserva de Contingência	117.960.539		117.960.539
1052 - Recursos Livres da UO	*117.960.539*		*117.960.539*
25903 - Fundo de Compensação e Variações Salariais	**2.117.274.712**		**2.117.274.712**
3 - Outras Despesas Correntes	2.117.274.712		2.117.274.712
1050 - Recursos Próprios Livres da UO	*1.723.715.051*		*1.723.715.051*
9000 - Recursos Livres da União	*393.559.661*		*393.559.661*
26000 - Ministério da Educação	**185.233.837.406**	**48.479.828.170**	**233.713.665.576**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	**67.421.600.354**	**40.881.511.099**	**108.303.111.453**
1000 - *Recursos Livres da União*	*67.421.600.354*	*15.565.324.548*	*82.986.924.902*
1002 - *Atividades-fim da Seguridade Social*		*6.384.024.038*	*6.384.024.038*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*18.932.162.513*	*18.932.162.513*
3 - Outras Despesas Correntes	**99.295.420.026**	**7.344.740.352**	**106.640.160.378**
1000 - *Recursos Livres da União*	*71.220.569.594*	*1.482.180.329*	*72.702.749.923*
1001 - *Recursos Livres da Seguridade Social*		*28.629.867*	*28.629.867*
1004 - *Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas*		*41.872.914*	*41.872.914*
1012 - *Manutenção e Desenvolvimento do Ensino*	*360.611.197*		*360.611.197*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*324.838.829*	*324.838.829*
1050 - *Recursos Próprios Livres da UO*	*1.125.448.420*		*1.125.448.420*
1081 - *Convênios*	*28.057.575*	*5.311.121*	*33.368.696*
1128 - *Custeio das Comissões de Avaliação - INEP*	*22.717.187*		*22.717.187*
1133 - *Educação Básica, Vedado o Pagamento de Despesas com Pessoal*	*3.086.674.154*	*5.461.907.292*	*8.548.581.446*
1134 - *Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com Pessoal*	*108.622.039*		*108.622.039*
1142 - *Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r*	*56.208.592*		*56.208.592*
1149 - *Fundo Social – FS – Recursos para a educação pública, com prioridade para a educação básica, para políticas de*	*18.402.904.882*		*18.402.904.882*
1151 - *Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan*	*2.894.270.096*		*2.894.270.096*
1152 - *Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan*	*1.731.792.733*		*1.731.792.733*
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*135.636.544*		*135.636.544*
9142 - *Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r*	*121.907.013*		*121.907.013*
4 - Investimentos	**7.058.353.353**	**253.576.719**	**7.311.930.072**
1000 - *Recursos Livres da União*	*3.618.696.961*	*134.426.719*	*3.753.123.680*
1012 - *Manutenção e Desenvolvimento do Ensino*	*20.000.000*		*20.000.000*
1048 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social*		*409.001*	*409.001*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*118.740.999*	*118.740.999*
1050 - *Recursos Próprios Livres da UO*	*101.056.338*		*101.056.338*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*10.257.088*		*10.257.088*
1081 - *Convênios*	*8.180.187*		*8.180.187*
1095 - *Doações Estrangeiras*	*666.666*		*666.666*
1133 - *Educação Básica, Vedado o Pagamento de Despesas com Pessoal*	*3.220.680.653*		*3.220.680.653*
1142 - *Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r*	*78.815.460*		*78.815.460*
5 - Inversões Financeiras	**11.458.463.673**		**11.458.463.673**
1000 - *Recursos Livres da União*	*6.852.959.455*		*6.852.959.455*
1133 - *Educação Básica, Vedado o Pagamento de Despesas com Pessoal*	*4.605.504.218*		*4.605.504.218*
26101 - Ministério da Educação - Administração Direta	**9.203.821.665**	**269.491.249**	**9.473.312.914**
1 - Pessoal e Encargos Sociais	4.983.454.624	246.157.842	5.229.612.466
1000 - Recursos Livres da União	*4.983.454.624*	*13.000*	*4.983.467.624*
1002 - Atividades-fim da Seguridade Social		*198.032.625*	*198.032.625*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*48.112.217*	*48.112.217*
3 - Outras Despesas Correntes	2.548.044.008	23.333.407	2.571.377.415

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*2.187.432.811*	*23.333.407*	*2.210.766.218*
1012 - Manutenção e Desenvolvimento do Ensino	*360.611.197*		*360.611.197*
4 - Investimentos	1.672.323.033		1.672.323.033
1000 - Recursos Livres da União	*1.652.323.033*		*1.652.323.033*
1012 - Manutenção e Desenvolvimento do Ensino	*20.000.000*		*20.000.000*
26104 - Instituto Nacional de Educação de Surdos	**114.173.102**	**70.884.495**	**185.057.597**
1 - Pessoal e Encargos Sociais	83.050.877	70.884.495	153.935.372
1000 - Recursos Livres da União	*83.050.877*	*13.000*	*83.063.877*
1002 - Atividades-fim da Seguridade Social		*39.915.414*	*39.915.414*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.956.081*	*30.956.081*
3 - Outras Despesas Correntes	29.370.688		29.370.688
1000 - Recursos Livres da União	*29.370.688*		*29.370.688*
4 - Investimentos	1.751.537		1.751.537
1000 - Recursos Livres da União	*1.751.537*		*1.751.537*
26105 - Instituto Benjamin Constant	**87.627.771**	**43.673.781**	**131.301.552**
1 - Pessoal e Encargos Sociais	56.707.178	43.395.099	100.102.277
1000 - Recursos Livres da União	*56.707.178*	*13.000*	*56.720.178*
1002 - Atividades-fim da Seguridade Social		*24.259.485*	*24.259.485*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*19.122.614*	*19.122.614*
3 - Outras Despesas Correntes	28.605.091	278.682	28.883.773
1000 - Recursos Livres da União	*27.359.491*	*278.682*	*27.638.173*
1050 - Recursos Próprios Livres da UO	*1.245.600*		*1.245.600*
4 - Investimentos	2.315.502		2.315.502
1000 - Recursos Livres da União	*2.315.502*		*2.315.502*
26201 - Colégio Pedro II	**627.109.661**	**385.244.664**	**1.012.354.325**
1 - Pessoal e Encargos Sociais	515.274.141	385.244.664	900.518.805
1000 - Recursos Livres da União	*515.274.141*		*515.274.141*
1002 - Atividades-fim da Seguridade Social		*187.352.582*	*187.352.582*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*197.892.082*	*197.892.082*
3 - Outras Despesas Correntes	111.835.520		111.835.520
1000 - Recursos Livres da União	*107.557.335*		*107.557.335*
1050 - Recursos Próprios Livres da UO	*4.278.185*		*4.278.185*
26230 - Fundação Universidade Federal do Vale do São	**314.719.526**	**7.875.156**	**322.594.682**
1 - Pessoal e Encargos Sociais	251.460.848	7.875.156	259.336.004
1000 - Recursos Livres da União	*251.460.848*		*251.460.848*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*7.875.156*	*7.875.156*
3 - Outras Despesas Correntes	60.108.715		60.108.715
1000 - Recursos Livres da União	*59.574.167*		*59.574.167*
1050 - Recursos Próprios Livres da UO	*534.548*		*534.548*
4 - Investimentos	3.149.963		3.149.963
1000 - Recursos Livres da União	*3.149.963*		*3.149.963*
26231 - Universidade Federal de Alagoas	**888.228.948**	**347.133.345**	**1.235.362.293**
1 - Pessoal e Encargos Sociais	708.000.173	347.101.488	1.055.101.661
1000 - Recursos Livres da União	*708.000.173*		*708.000.173*
1002 - Atividades-fim da Seguridade Social		*64.315.503*	*64.315.503*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - Benefícios do Regime Próprio de Previdência Social da União		*282.785.985*	*282.785.985*
3 - Outras Despesas Correntes	167.293.319	31.857	167.325.176
1000 - Recursos Livres da União	*160.860.839*	*31.857*	*160.892.696*
1050 - Recursos Próprios Livres da UO	*6.432.480*		*6.432.480*
4 - Investimentos	12.935.456		12.935.456
1000 - Recursos Livres da União	*10.355.456*		*10.355.456*
1050 - Recursos Próprios Livres da UO	*2.500.000*		*2.500.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*80.000*		*80.000*
26232 - Universidade Federal da Bahia	**1.537.014.733**	**860.061.560**	**2.397.076.293**
1 - Pessoal e Encargos Sociais	1.235.290.166	860.023.332	2.095.313.498
1000 - Recursos Livres da União	*1.235.290.166*		*1.235.290.166*
1002 - Atividades-fim da Seguridade Social		*349.731.036*	*349.731.036*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*510.292.296*	*510.292.296*
3 - Outras Despesas Correntes	290.790.072	38.228	290.828.300
1000 - Recursos Livres da União	*270.449.382*	*38.228*	*270.487.610*
1050 - Recursos Próprios Livres da UO	*20.340.690*		*20.340.690*
4 - Investimentos	10.934.495		10.934.495
1000 - Recursos Livres da União	*8.384.671*		*8.384.671*
1050 - Recursos Próprios Livres da UO	*2.549.824*		*2.549.824*
26233 - Universidade Federal do Ceará	**1.329.887.510**	**662.904.711**	**1.992.792.221**
1 - Pessoal e Encargos Sociais	1.069.509.816	662.820.612	1.732.330.428
1000 - Recursos Livres da União	*1.069.509.816*		*1.069.509.816*
1002 - Atividades-fim da Seguridade Social		*203.382.450*	*203.382.450*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*459.438.162*	*459.438.162*
3 - Outras Despesas Correntes	254.995.320	84.099	255.079.419
1000 - Recursos Livres da União	*247.197.619*	*84.099*	*247.281.718*
1050 - Recursos Próprios Livres da UO	*7.797.701*		*7.797.701*
4 - Investimentos	5.382.374		5.382.374
1000 - Recursos Livres da União	*2.683.761*		*2.683.761*
1050 - Recursos Próprios Livres da UO	*1.900.000*		*1.900.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*798.613*		*798.613*
26234 - Universidade Federal do Espírito Santo	**1.010.239.439**	**414.652.833**	**1.424.892.272**
1 - Pessoal e Encargos Sociais	771.779.489	414.513.237	1.186.292.726
1000 - Recursos Livres da União	*771.779.489*		*771.779.489*
1002 - Atividades-fim da Seguridade Social		*171.520.768*	*171.520.768*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*242.992.469*	*242.992.469*
3 - Outras Despesas Correntes	185.447.019	139.596	185.586.615
1000 - Recursos Livres da União	*169.334.798*	*139.596*	*169.474.394*
1050 - Recursos Próprios Livres da UO	*16.112.221*		*16.112.221*
4 - Investimentos	53.012.931		53.012.931
1000 - Recursos Livres da União	*47.112.931*		*47.112.931*
1050 - Recursos Próprios Livres da UO	*5.900.000*		*5.900.000*
26235 - Universidade Federal de Goiás	**1.125.933.808**	**581.221.265**	**1.707.155.073**
1 - Pessoal e Encargos Sociais	911.852.328	581.194.411	1.493.046.739
1000 - Recursos Livres da União	*911.852.328*		*911.852.328*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1002 - Atividades-fim da Seguridade Social		*185.956.300*	*185.956.300*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*395.238.111*	*395.238.111*
3 - Outras Despesas Correntes	202.340.304	26.854	202.367.158
1000 - Recursos Livres da União	*183.232.957*	*26.854*	*183.259.811*
1050 - Recursos Próprios Livres da UO	*19.107.347*		*19.107.347*
4 - Investimentos	11.741.176		11.741.176
1000 - Recursos Livres da União	*6.741.176*		*6.741.176*
1050 - Recursos Próprios Livres da UO	*5.000.000*		*5.000.000*
26236 - Universidade Federal Fluminense	**1.916.806.001**	**1.125.576.385**	**3.042.382.386**
1 - Pessoal e Encargos Sociais	1.548.545.188	1.125.353.389	2.673.898.577
1000 - Recursos Livres da União	*1.548.545.188*		*1.548.545.188*
1002 - Atividades-fim da Seguridade Social		*456.403.664*	*456.403.664*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*668.949.725*	*668.949.725*
3 - Outras Despesas Correntes	352.460.790	222.996	352.683.786
1000 - Recursos Livres da União	*319.629.665*	*222.996*	*319.852.661*
1050 - Recursos Próprios Livres da UO	*32.831.125*		*32.831.125*
4 - Investimentos	15.800.023		15.800.023
1000 - Recursos Livres da União	*13.704.419*		*13.704.419*
1050 - Recursos Próprios Livres da UO	*2.095.604*		*2.095.604*
26237 - Universidade Federal de Juiz de Fora	**1.195.136.781**	**339.918.031**	**1.535.054.812**
1 - Pessoal e Encargos Sociais	750.395.668	339.918.031	1.090.313.699
1000 - Recursos Livres da União	*750.395.668*		*750.395.668*
1002 - Atividades-fim da Seguridade Social		*27.046.586*	*27.046.586*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*312.871.445*	*312.871.445*
3 - Outras Despesas Correntes	436.156.226		436.156.226
1000 - Recursos Livres da União	*172.490.157*		*172.490.157*
1050 - Recursos Próprios Livres da UO	*263.666.069*		*263.666.069*
4 - Investimentos	8.584.887		8.584.887
1050 - Recursos Próprios Livres da UO	*8.584.887*		*8.584.887*
26238 - Universidade Federal de Minas Gerais	**1.887.192.824**	**1.113.933.770**	**3.001.126.594**
1 - Pessoal e Encargos Sociais	1.488.662.344	1.113.665.048	2.602.327.392
1000 - Recursos Livres da União	*1.488.662.344*		*1.488.662.344*
1002 - Atividades-fim da Seguridade Social		*469.057.395*	*469.057.395*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*644.607.653*	*644.607.653*
3 - Outras Despesas Correntes	397.012.504	268.722	397.281.226
1000 - Recursos Livres da União	*364.076.534*	*268.722*	*364.345.256*
1050 - Recursos Próprios Livres da UO	*32.935.970*		*32.935.970*
4 - Investimentos	1.517.976		1.517.976
1000 - Recursos Livres da União	*1.017.976*		*1.017.976*
1050 - Recursos Próprios Livres da UO	*500.000*		*500.000*
26239 - Universidade Federal do Pará	**1.523.516.389**	**543.436.018**	**2.066.952.407**
1 - Pessoal e Encargos Sociais	1.223.536.703	543.436.018	1.766.972.721
1000 - Recursos Livres da União	*1.223.536.703*		*1.223.536.703*
1002 - Atividades-fim da Seguridade Social		*16.122.364*	*16.122.364*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*527.313.654*	*527.313.654*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	285.265.831		285.265.831
1000 - Recursos Livres da União	*271.410.340*		*271.410.340*
1050 - Recursos Próprios Livres da UO	*13.310.258*		*13.310.258*
1081 - Convênios	*545.233*		*545.233*
4 - Investimentos	14.713.855		14.713.855
1000 - Recursos Livres da União	*11.713.855*		*11.713.855*
1050 - Recursos Próprios Livres da UO	*3.000.000*		*3.000.000*
26240 - Universidade Federal da Paraíba	**1.601.004.283**	**887.367.771**	**2.488.372.054**
1 - Pessoal e Encargos Sociais	1.313.506.784	887.367.771	2.200.874.555
1000 - Recursos Livres da União	*1.313.506.784*		*1.313.506.784*
1002 - Atividades-fim da Seguridade Social		*345.750.745*	*345.750.745*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*541.617.026*	*541.617.026*
3 - Outras Despesas Correntes	249.227.850		249.227.850
1000 - Recursos Livres da União	*244.227.850*		*244.227.850*
1050 - Recursos Próprios Livres da UO	*5.000.000*		*5.000.000*
4 - Investimentos	38.269.649		38.269.649
1000 - Recursos Livres da União	*36.468.054*		*36.468.054*
1050 - Recursos Próprios Livres da UO	*1.801.595*		*1.801.595*
26241 - Universidade Federal do Paraná	**1.584.844.313**	**849.750.610**	**2.434.594.923**
1 - Pessoal e Encargos Sociais	1.264.699.173	849.522.979	2.114.222.152
1000 - Recursos Livres da União	*1.264.699.173*		*1.264.699.173*
1002 - Atividades-fim da Seguridade Social		*115.430.510*	*115.430.510*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*734.092.469*	*734.092.469*
3 - Outras Despesas Correntes	297.909.332	227.631	298.136.963
1000 - Recursos Livres da União	*272.334.025*	*227.631*	*272.561.656*
1050 - Recursos Próprios Livres da UO	*20.019.111*		*20.019.111*
1081 - Convênios	*5.556.196*		*5.556.196*
4 - Investimentos	22.235.808		22.235.808
1000 - Recursos Livres da União	*14.223.797*		*14.223.797*
1050 - Recursos Próprios Livres da UO	*1.500.000*		*1.500.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*212.011*		*212.011*
1081 - Convênios	*6.300.000*		*6.300.000*
26242 - Universidade Federal de Pernambuco	**1.619.419.396**	**683.557.972**	**2.302.977.368**
1 - Pessoal e Encargos Sociais	1.315.504.099	683.519.744	1.999.023.843
1000 - Recursos Livres da União	*1.315.504.099*		*1.315.504.099*
1002 - Atividades-fim da Seguridade Social		*128.562.600*	*128.562.600*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*554.957.144*	*554.957.144*
3 - Outras Despesas Correntes	275.681.279	38.228	275.719.507
1000 - Recursos Livres da União	*252.949.655*	*38.228*	*252.987.883*
1050 - Recursos Próprios Livres da UO	*19.017.494*		*19.017.494*
1081 - Convênios	*3.714.130*		*3.714.130*
4 - Investimentos	28.234.018		28.234.018
1000 - Recursos Livres da União	*26.099.632*		*26.099.632*
1050 - Recursos Próprios Livres da UO	*2.080.997*		*2.080.997*
1081 - Convênios	*53.389*		*53.389*
26243 - Universidade Federal do Rio Grande do Norte	**1.525.003.945**	**843.009.629**	**2.368.013.574**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	1.207.058.848	842.984.144	2.050.042.992
1000 - Recursos Livres da União	*1.207.058.848*		*1.207.058.848*
1002 - Atividades-fim da Seguridade Social		*326.640.006*	*326.640.006*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*516.344.138*	*516.344.138*
3 - Outras Despesas Correntes	307.659.784	25.485	307.685.269
1000 - Recursos Livres da União	*281.409.784*	*25.485*	*281.435.269*
1050 - Recursos Próprios Livres da UO	*26.250.000*		*26.250.000*
4 - Investimentos	10.285.313		10.285.313
1000 - Recursos Livres da União	*1.974.711*		*1.974.711*
1050 - Recursos Próprios Livres da UO	*8.226.178*		*8.226.178*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*84.424*		*84.424*
26244 - Universidade Federal do Rio Grande do Sul	**1.711.233.005**	**1.006.813.640**	**2.718.046.645**
1 - Pessoal e Encargos Sociais	1.393.964.785	1.006.811.347	2.400.776.132
1000 - Recursos Livres da União	*1.393.964.785*		*1.393.964.785*
1002 - Atividades-fim da Seguridade Social		*441.433.378*	*441.433.378*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*565.377.969*	*565.377.969*
3 - Outras Despesas Correntes	309.611.080	2.293	309.613.373
1000 - Recursos Livres da União	*278.909.939*	*2.293*	*278.912.232*
1050 - Recursos Próprios Livres da UO	*30.701.141*		*30.701.141*
4 - Investimentos	7.657.140		7.657.140
1000 - Recursos Livres da União	*2.657.140*		*2.657.140*
1050 - Recursos Próprios Livres da UO	*5.000.000*		*5.000.000*
26245 - Universidade Federal do Rio de Janeiro	**2.842.313.276**	**1.729.712.742**	**4.572.026.018**
1 - Pessoal e Encargos Sociais	2.262.780.189	1.729.080.432	3.991.860.621
1000 - Recursos Livres da União	*2.262.780.189*		*2.262.780.189*
1002 - Atividades-fim da Seguridade Social		*833.406.429*	*833.406.429*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*895.674.003*	*895.674.003*
3 - Outras Despesas Correntes	557.166.439	632.310	557.798.749
1000 - Recursos Livres da União	*497.834.330*	*632.310*	*498.466.640*
1050 - Recursos Próprios Livres da UO	*59.332.109*		*59.332.109*
4 - Investimentos	22.366.648		22.366.648
1000 - Recursos Livres da União	*20.366.648*		*20.366.648*
1050 - Recursos Próprios Livres da UO	*2.000.000*		*2.000.000*
26246 - Universidade Federal de Santa Catarina	**1.518.203.104**	**798.626.110**	**2.316.829.214**
1 - Pessoal e Encargos Sociais	1.208.753.929	798.335.563	2.007.089.492
1000 - Recursos Livres da União	*1.208.753.929*		*1.208.753.929*
1002 - Atividades-fim da Seguridade Social		*331.886.063*	*331.886.063*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*466.449.500*	*466.449.500*
3 - Outras Despesas Correntes	301.088.287	290.547	301.378.834
1000 - Recursos Livres da União	*251.220.161*	*290.547*	*251.510.708*
1050 - Recursos Próprios Livres da UO	*49.868.126*		*49.868.126*
4 - Investimentos	8.360.888		8.360.888
1000 - Recursos Livres da União	*4.360.888*		*4.360.888*
1050 - Recursos Próprios Livres da UO	*4.000.000*		*4.000.000*
26247 - Universidade Federal de Santa Maria	**1.249.626.082**	**567.216.243**	**1.816.842.325**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	1.037.755.522	566.945.461	1.604.700.983
1000 - Recursos Livres da União	*1.037.755.522*		*1.037.755.522*
1002 - Atividades-fim da Seguridade Social		*130.798.975*	*130.798.975*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*436.146.486*	*436.146.486*
3 - Outras Despesas Correntes	205.750.714	270.782	206.021.496
1000 - Recursos Livres da União	*202.697.716*	*270.782*	*202.968.498*
1050 - Recursos Próprios Livres da UO	*3.052.998*		*3.052.998*
4 - Investimentos	6.119.846		6.119.846
1000 - Recursos Livres da União	*5.019.846*		*5.019.846*
1050 - Recursos Próprios Livres da UO	*1.100.000*		*1.100.000*
26248 - Universidade Federal Rural de Pernambuco	**670.175.401**	**238.144.286**	**908.319.687**
1 - Pessoal e Encargos Sociais	553.749.280	238.144.286	791.893.566
1000 - Recursos Livres da União	*553.749.280*		*553.749.280*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*238.144.286*	*238.144.286*
3 - Outras Despesas Correntes	112.218.741		112.218.741
1000 - Recursos Livres da União	*111.512.486*		*111.512.486*
1050 - Recursos Próprios Livres da UO	*706.255*		*706.255*
4 - Investimentos	4.207.380		4.207.380
1000 - Recursos Livres da União	*4.207.380*		*4.207.380*
26249 - Universidade Federal Rural do Rio de Janeiro	**714.588.168**	**277.020.619**	**991.608.787**
1 - Pessoal e Encargos Sociais	585.441.192	277.020.619	862.461.811
1000 - Recursos Livres da União	*585.441.192*		*585.441.192*
1002 - Atividades-fim da Seguridade Social		*42.110.855*	*42.110.855*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*234.909.764*	*234.909.764*
3 - Outras Despesas Correntes	125.768.489		125.768.489
1000 - Recursos Livres da União	*123.657.715*		*123.657.715*
1050 - Recursos Próprios Livres da UO	*2.110.774*		*2.110.774*
4 - Investimentos	3.378.487		3.378.487
1000 - Recursos Livres da União	*3.378.487*		*3.378.487*
26250 - Fundação Universidade Federal de Roraima	**317.919.824**	**53.311.971**	**371.231.795**
1 - Pessoal e Encargos Sociais	253.662.670	53.311.971	306.974.641
1000 - Recursos Livres da União	*253.662.670*		*253.662.670*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*53.311.971*	*53.311.971*
3 - Outras Despesas Correntes	61.865.139		61.865.139
1000 - Recursos Livres da União	*59.607.013*		*59.607.013*
1050 - Recursos Próprios Livres da UO	*2.258.126*		*2.258.126*
4 - Investimentos	2.392.015		2.392.015
1000 - Recursos Livres da União	*2.392.015*		*2.392.015*
26251 - Fundação Universidade Federal do Tocantins	**468.224.035**		**468.224.035**
1 - Pessoal e Encargos Sociais	344.366.071		344.366.071
1000 - Recursos Livres da União	*344.366.071*		*344.366.071*
3 - Outras Despesas Correntes	87.963.844		87.963.844
1000 - Recursos Livres da União	*82.630.871*		*82.630.871*
1050 - Recursos Próprios Livres da UO	*5.332.973*		*5.332.973*
4 - Investimentos	35.894.120		35.894.120

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*35.341.446*		*35.341.446*
1050 - Recursos Próprios Livres da UO	*552.674*		*552.674*
26252 - Universidade Federal de Campina Grande	**814.175.691**	**259.894.442**	**1.074.070.133**
1 - Pessoal e Encargos Sociais	645.782.360	259.894.442	905.676.802
1000 - Recursos Livres da União	*645.782.360*		*645.782.360*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*259.894.442*	*259.894.442*
3 - Outras Despesas Correntes	134.140.229		134.140.229
1000 - Recursos Livres da União	*133.584.189*		*133.584.189*
1050 - Recursos Próprios Livres da UO	*556.040*		*556.040*
4 - Investimentos	34.253.102		34.253.102
1000 - Recursos Livres da União	*34.253.102*		*34.253.102*
26253 - Universidade Federal Rural da Amazônia	**312.174.106**	**67.862.283**	**380.036.389**
1 - Pessoal e Encargos Sociais	242.436.737	67.862.283	310.299.020
1000 - Recursos Livres da União	*242.436.737*		*242.436.737*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*67.862.283*	*67.862.283*
3 - Outras Despesas Correntes	60.257.749		60.257.749
1000 - Recursos Livres da União	*59.740.842*		*59.740.842*
1050 - Recursos Próprios Livres da UO	*516.907*		*516.907*
4 - Investimentos	9.479.620		9.479.620
1000 - Recursos Livres da União	*9.479.620*		*9.479.620*
26254 - Universidade Federal do Triângulo Mineiro	**414.222.096**	**200.504.530**	**614.726.626**
1 - Pessoal e Encargos Sociais	338.427.316	200.414.630	538.841.946
1000 - Recursos Livres da União	*338.427.316*		*338.427.316*
1002 - Atividades-fim da Seguridade Social		*60.892.430*	*60.892.430*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*139.522.200*	*139.522.200*
3 - Outras Despesas Correntes	72.907.003	89.900	72.996.903
1000 - Recursos Livres da União	*72.052.241*	*89.900*	*72.142.141*
1050 - Recursos Próprios Livres da UO	*854.762*		*854.762*
4 - Investimentos	2.887.777		2.887.777
1000 - Recursos Livres da União	*2.662.777*		*2.662.777*
1050 - Recursos Próprios Livres da UO	*225.000*		*225.000*
26255 - Universidade Federal dos Vales do Jequitinhonha e	**434.350.274**	**23.200.771**	**457.551.045**
1 - Pessoal e Encargos Sociais	353.242.831	23.200.771	376.443.602
1000 - Recursos Livres da União	*353.242.831*		*353.242.831*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*23.200.771*	*23.200.771*
3 - Outras Despesas Correntes	79.757.806		79.757.806
1000 - Recursos Livres da União	*76.678.858*		*76.678.858*
1050 - Recursos Próprios Livres da UO	*3.078.948*		*3.078.948*
4 - Investimentos	1.349.637		1.349.637
1000 - Recursos Livres da União	*1.349.637*		*1.349.637*
26256 - Centro Federal de Educação Tecnológica Celso Suckow	**452.248.880**	**163.593.805**	**615.842.685**
1 - Pessoal e Encargos Sociais	373.360.003	163.593.805	536.953.808
1000 - Recursos Livres da União	*373.360.003*		*373.360.003*
1002 - Atividades-fim da Seguridade Social		*6.796.170*	*6.796.170*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*156.797.635*	*156.797.635*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	73.322.956		73.322.956
1000 - Recursos Livres da União	*72.021.871*		*72.021.871*
1050 - Recursos Próprios Livres da UO	*1.301.085*		*1.301.085*
4 - Investimentos	5.565.921		5.565.921
1000 - Recursos Livres da União	*5.565.921*		*5.565.921*
26257 - Centro Federal de Educação Tecnológica de Minas	**533.083.456**	**159.650.537**	**692.733.993**
1 - Pessoal e Encargos Sociais	440.022.658	159.650.537	599.673.195
1000 - Recursos Livres da União	*440.022.658*		*440.022.658*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*159.650.537*	*159.650.537*
3 - Outras Despesas Correntes	90.875.091		90.875.091
1000 - Recursos Livres da União	*85.402.338*		*85.402.338*
1050 - Recursos Próprios Livres da UO	*5.472.753*		*5.472.753*
4 - Investimentos	2.185.707		2.185.707
1000 - Recursos Livres da União	*2.185.707*		*2.185.707*
26258 - Universidade Tecnológica Federal do Paraná	**1.298.870.270**	**234.389.986**	**1.533.260.256**
1 - Pessoal e Encargos Sociais	1.065.872.535	234.389.986	1.300.262.521
1000 - Recursos Livres da União	*1.065.872.535*		*1.065.872.535*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*234.389.986*	*234.389.986*
3 - Outras Despesas Correntes	221.009.712		221.009.712
1000 - Recursos Livres da União	*219.859.712*		*219.859.712*
1050 - Recursos Próprios Livres da UO	*1.150.000*		*1.150.000*
4 - Investimentos	11.988.023		11.988.023
1000 - Recursos Livres da União	*5.060.001*		*5.060.001*
1050 - Recursos Próprios Livres da UO	*6.928.022*		*6.928.022*
26260 - Universidade Federal de Alfenas	**333.445.341**	**48.132.637**	**381.577.978**
1 - Pessoal e Encargos Sociais	270.435.597	48.132.637	318.568.234
1000 - Recursos Livres da União	*270.435.597*		*270.435.597*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*48.132.637*	*48.132.637*
3 - Outras Despesas Correntes	61.234.037		61.234.037
1000 - Recursos Livres da União	*58.347.748*		*58.347.748*
1050 - Recursos Próprios Livres da UO	*2.886.289*		*2.886.289*
4 - Investimentos	1.775.707		1.775.707
1000 - Recursos Livres da União	*1.775.707*		*1.775.707*
26261 - Universidade Federal de Itajubá	**289.821.142**	**76.216.031**	**366.037.173**
1 - Pessoal e Encargos Sociais	229.698.068	76.216.031	305.914.099
1000 - Recursos Livres da União	*229.698.068*		*229.698.068*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*76.216.031*	*76.216.031*
3 - Outras Despesas Correntes	55.592.664		55.592.664
1000 - Recursos Livres da União	*55.104.448*		*55.104.448*
1050 - Recursos Próprios Livres da UO	*488.216*		*488.216*
4 - Investimentos	4.530.410		4.530.410
1000 - Recursos Livres da União	*2.515.542*		*2.515.542*
1050 - Recursos Próprios Livres da UO	*2.014.868*		*2.014.868*
26262 - Universidade Federal de São Paulo	**948.231.340**	**531.645.829**	**1.479.877.169**
1 - Pessoal e Encargos Sociais	762.291.729	531.636.272	1.293.928.001

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*762.291.729*		*762.291.729*
1002 - Atividades-fim da Seguridade Social		*227.579.827*	*227.579.827*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*304.056.445*	*304.056.445*
3 - Outras Despesas Correntes	154.724.845	9.557	154.734.402
1000 - Recursos Livres da União	*144.036.825*	*9.557*	*144.046.382*
1050 - Recursos Próprios Livres da UO	*10.688.020*		*10.688.020*
4 - Investimentos	31.214.766		31.214.766
1000 - Recursos Livres da União	*30.714.766*		*30.714.766*
1050 - Recursos Próprios Livres da UO	*500.000*		*500.000*
26263 - Universidade Federal de Lavras	**469.434.741**	**121.922.979**	**591.357.720**
1 - Pessoal e Encargos Sociais	370.493.824	121.922.979	492.416.803
1000 - Recursos Livres da União	*370.493.824*		*370.493.824*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*121.922.979*	*121.922.979*
3 - Outras Despesas Correntes	96.455.210		96.455.210
1000 - Recursos Livres da União	*88.057.015*		*88.057.015*
1050 - Recursos Próprios Livres da UO	*8.398.195*		*8.398.195*
4 - Investimentos	2.485.707		2.485.707
1000 - Recursos Livres da União	*1.485.707*		*1.485.707*
1050 - Recursos Próprios Livres da UO	*1.000.000*		*1.000.000*
26264 - Universidade Federal Rural do Semi-Árido	**415.750.442**	**54.376.384**	**470.126.826**
1 - Pessoal e Encargos Sociais	320.958.313	54.376.384	375.334.697
1000 - Recursos Livres da União	*320.958.313*		*320.958.313*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*54.376.384*	*54.376.384*
3 - Outras Despesas Correntes	90.862.453		90.862.453
1000 - Recursos Livres da União	*89.997.406*		*89.997.406*
1050 - Recursos Próprios Livres da UO	*865.047*		*865.047*
4 - Investimentos	3.929.676		3.929.676
1000 - Recursos Livres da União	*3.778.392*		*3.778.392*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*151.284*		*151.284*
26266 - Fundação Universidade Federal do Pampa	**529.424.063**	**6.782.589**	**536.206.652**
1 - Pessoal e Encargos Sociais	436.719.573	6.782.589	443.502.162
1000 - Recursos Livres da União	*436.719.573*		*436.719.573*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*6.782.589*	*6.782.589*
3 - Outras Despesas Correntes	83.940.431		83.940.431
1000 - Recursos Livres da União	*83.364.072*		*83.364.072*
1050 - Recursos Próprios Livres da UO	*576.359*		*576.359*
4 - Investimentos	8.764.059		8.764.059
1000 - Recursos Livres da União	*8.033.893*		*8.033.893*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*63.500*		*63.500*
1095 - Doações Estrangeiras	*666.666*		*666.666*
26267 - Universidade Federal da Integração Latino Americana	**263.014.956**		**263.014.956**
1 - Pessoal e Encargos Sociais	196.278.697		196.278.697
1000 - Recursos Livres da União	*196.278.697*		*196.278.697*
3 - Outras Despesas Correntes	62.677.652		62.677.652
1000 - Recursos Livres da União	*55.067.847*		*55.067.847*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*5.594.163*		*5.594.163*
1081 - Convênios	*2.015.642*		*2.015.642*
4 - Investimentos	4.058.607		4.058.607
1000 - Recursos Livres da União	*3.808.607*		*3.808.607*
1081 - Convênios	*250.000*		*250.000*
26268 - Fundação Universidade Federal de Rondônia	**385.055.620**	**72.728.811**	**457.784.431**
1 - Pessoal e Encargos Sociais	315.974.252	72.728.811	388.703.063
1000 - Recursos Livres da União	*315.974.252*		*315.974.252*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*72.728.811*	*72.728.811*
3 - Outras Despesas Correntes	66.685.181		66.685.181
1000 - Recursos Livres da União	*66.295.622*		*66.295.622*
1050 - Recursos Próprios Livres da UO	*389.559*		*389.559*
4 - Investimentos	2.396.187		2.396.187
1000 - Recursos Livres da União	*2.396.187*		*2.396.187*
26269 - Fundação Universidade do Rio de Janeiro	**496.812.149**	**165.538.861**	**662.351.010**
1 - Pessoal e Encargos Sociais	372.758.083	165.496.629	538.254.712
1000 - Recursos Livres da União	*372.758.083*		*372.758.083*
1002 - Atividades-fim da Seguridade Social		*4.584.626*	*4.584.626*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*160.912.003*	*160.912.003*
3 - Outras Despesas Correntes	120.679.199	42.232	120.721.431
1000 - Recursos Livres da União	*120.341.105*	*42.232*	*120.383.337*
1050 - Recursos Próprios Livres da UO	*338.094*		*338.094*
4 - Investimentos	3.374.867		3.374.867
1000 - Recursos Livres da União	*3.374.867*		*3.374.867*
26270 - Fundação Universidade do Amazonas	**898.252.041**	**232.741.796**	**1.130.993.837**
1 - Pessoal e Encargos Sociais	712.217.103	232.741.796	944.958.899
1000 - Recursos Livres da União	*712.217.103*		*712.217.103*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*232.741.796*	*232.741.796*
3 - Outras Despesas Correntes	183.005.112		183.005.112
1000 - Recursos Livres da União	*175.138.493*		*175.138.493*
1050 - Recursos Próprios Livres da UO	*7.682.587*		*7.682.587*
1081 - Convênios	*184.032*		*184.032*
4 - Investimentos	3.029.826		3.029.826
1000 - Recursos Livres da União	*2.029.826*		*2.029.826*
1050 - Recursos Próprios Livres da UO	*1.000.000*		*1.000.000*
26271 - Fundação Universidade de Brasília	**1.917.668.787**	**653.090.233**	**2.570.759.020**
1 - Pessoal e Encargos Sociais	1.490.214.667	653.083.862	2.143.298.529
1000 - Recursos Livres da União	*1.490.214.667*		*1.490.214.667*
1002 - Atividades-fim da Seguridade Social		*41.934.295*	*41.934.295*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*611.149.567*	*611.149.567*
3 - Outras Despesas Correntes	400.897.134	6.371	400.903.505
1000 - Recursos Livres da União	*328.689.832*	*6.371*	*328.696.203*
1050 - Recursos Próprios Livres da UO	*72.207.302*		*72.207.302*
4 - Investimentos	26.556.986		26.556.986
1000 - Recursos Livres da União	*17.939.973*		*17.939.973*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*7.509.190*		*7.509.190*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*1.107.823*		*1.107.823*
26272 - Fundação Universidade Federal do Maranhão	**910.246.150**	**309.899.769**	**1.220.145.919**
1 - Pessoal e Encargos Sociais	705.810.052	309.899.769	1.015.709.821
1000 - Recursos Livres da União	*705.810.052*		*705.810.052*
1002 - Atividades-fim da Seguridade Social		*32.957.866*	*32.957.866*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*276.941.903*	*276.941.903*
3 - Outras Despesas Correntes	196.830.824		196.830.824
1000 - Recursos Livres da União	*188.565.149*		*188.565.149*
1050 - Recursos Próprios Livres da UO	*8.265.675*		*8.265.675*
4 - Investimentos	7.605.274		7.605.274
1000 - Recursos Livres da União	*7.205.274*		*7.205.274*
1050 - Recursos Próprios Livres da UO	*400.000*		*400.000*
26273 - Fundação Universidade Federal do Rio Grande	**538.153.062**	**209.338.353**	**747.491.415**
1 - Pessoal e Encargos Sociais	430.229.900	209.338.353	639.568.253
1000 - Recursos Livres da União	*430.229.900*		*430.229.900*
1002 - Atividades-fim da Seguridade Social		*30.779.328*	*30.779.328*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*178.559.025*	*178.559.025*
3 - Outras Despesas Correntes	103.624.948		103.624.948
1000 - Recursos Livres da União	*102.991.012*		*102.991.012*
1050 - Recursos Próprios Livres da UO	*633.936*		*633.936*
4 - Investimentos	4.298.214		4.298.214
1000 - Recursos Livres da União	*3.998.214*		*3.998.214*
1050 - Recursos Próprios Livres da UO	*300.000*		*300.000*
26274 - Universidade Federal de Uberlândia	**1.178.282.537**	**490.166.700**	**1.668.449.237**
1 - Pessoal e Encargos Sociais	946.563.540	490.076.972	1.436.640.512
1000 - Recursos Livres da União	*946.563.540*		*946.563.540*
1002 - Atividades-fim da Seguridade Social		*82.222.045*	*82.222.045*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*407.854.927*	*407.854.927*
3 - Outras Despesas Correntes	223.993.745	89.728	224.083.473
1000 - Recursos Livres da União	*208.132.300*	*89.728*	*208.222.028*
1050 - Recursos Próprios Livres da UO	*8.161.445*		*8.161.445*
1081 - Convênios	*7.700.000*		*7.700.000*
4 - Investimentos	7.725.252		7.725.252
1000 - Recursos Livres da União	*7.475.252*		*7.475.252*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*250.000*		*250.000*
26275 - Fundação Universidade Federal do Acre	**461.269.176**	**118.312.347**	**579.581.523**
1 - Pessoal e Encargos Sociais	337.284.002	118.312.347	455.596.349
1000 - Recursos Livres da União	*337.284.002*		*337.284.002*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*118.312.347*	*118.312.347*
3 - Outras Despesas Correntes	102.132.651		102.132.651
1000 - Recursos Livres da União	*101.482.787*		*101.482.787*
1050 - Recursos Próprios Livres da UO	*649.864*		*649.864*
4 - Investimentos	21.852.523		21.852.523
1000 - Recursos Livres da União	*21.300.023*		*21.300.023*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*300.000*		*300.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*252.500*		*252.500*
26276 - Fundação Universidade Federal de Mato Grosso	**839.525.727**	**380.647.124**	**1.220.172.851**
1 - Pessoal e Encargos Sociais	678.347.744	380.596.153	1.058.943.897
1000 - Recursos Livres da União	*678.347.744*		*678.347.744*
1002 - Atividades-fim da Seguridade Social		*98.878.170*	*98.878.170*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*281.717.983*	*281.717.983*
3 - Outras Despesas Correntes	158.519.861	50.971	158.570.832
1000 - Recursos Livres da União	*152.347.903*	*50.971*	*152.398.874*
1050 - Recursos Próprios Livres da UO	*6.171.958*		*6.171.958*
4 - Investimentos	2.658.122		2.658.122
1000 - Recursos Livres da União	*1.873.219*		*1.873.219*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*784.903*		*784.903*
26277 - Fundação Universidade Federal de Ouro Preto	**532.294.898**	**154.626.297**	**686.921.195**
1 - Pessoal e Encargos Sociais	427.496.749	154.616.605	582.113.354
1000 - Recursos Livres da União	*427.496.749*		*427.496.749*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*154.616.605*	*154.616.605*
3 - Outras Despesas Correntes	103.810.867	9.692	103.820.559
1000 - Recursos Livres da União	*99.917.516*	*9.692*	*99.927.208*
1050 - Recursos Próprios Livres da UO	*3.893.351*		*3.893.351*
4 - Investimentos	987.282		987.282
1000 - Recursos Livres da União	*200.000*		*200.000*
1050 - Recursos Próprios Livres da UO	*787.282*		*787.282*
26278 - Fundação Universidade Federal de Pelotas	**804.305.034**	**350.740.222**	**1.155.045.256**
1 - Pessoal e Encargos Sociais	663.828.443	350.346.929	1.014.175.372
1000 - Recursos Livres da União	*663.828.443*		*663.828.443*
1002 - Atividades-fim da Seguridade Social		*67.594.614*	*67.594.614*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*282.752.315*	*282.752.315*
3 - Outras Despesas Correntes	134.656.127	393.293	135.049.420
1000 - Recursos Livres da União	*131.730.764*	*393.293*	*132.124.057*
1050 - Recursos Próprios Livres da UO	*2.791.044*		*2.791.044*
1081 - Convênios	*134.319*		*134.319*
4 - Investimentos	5.820.464		5.820.464
1000 - Recursos Livres da União	*5.506.364*		*5.506.364*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*314.100*		*314.100*
26279 - Fundação Universidade Federal do Piauí	**865.758.995**	**289.731.069**	**1.155.490.064**
1 - Pessoal e Encargos Sociais	671.927.598	289.635.499	961.563.097
1000 - Recursos Livres da União	*671.927.598*		*671.927.598*
1002 - Atividades-fim da Seguridade Social		*9.960.511*	*9.960.511*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*279.674.988*	*279.674.988*
3 - Outras Despesas Correntes	178.865.835	95.570	178.961.405
1000 - Recursos Livres da União	*172.021.036*	*95.570*	*172.116.606*
1050 - Recursos Próprios Livres da UO	*6.844.799*		*6.844.799*
4 - Investimentos	14.965.562		14.965.562

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*14.965.562*		*14.965.562*
26280 - Fundação Universidade Federal de São Carlos	**768.033.375**	**236.617.265**	**1.004.650.640**
1 - Pessoal e Encargos Sociais	636.185.968	236.617.265	872.803.233
1000 - Recursos Livres da União	*636.185.968*		*636.185.968*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*236.617.265*	*236.617.265*
3 - Outras Despesas Correntes	131.347.407		131.347.407
1000 - Recursos Livres da União	*116.022.751*		*116.022.751*
1050 - Recursos Próprios Livres da UO	*15.324.656*		*15.324.656*
4 - Investimentos	500.000		500.000
1000 - Recursos Livres da União	*500.000*		*500.000*
26281 - Fundação Universidade Federal de Sergipe	**902.222.621**	**205.148.001**	**1.107.370.622**
1 - Pessoal e Encargos Sociais	725.624.285	205.148.001	930.772.286
1000 - Recursos Livres da União	*725.624.285*		*725.624.285*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*205.148.001*	*205.148.001*
3 - Outras Despesas Correntes	169.744.697		169.744.697
1000 - Recursos Livres da União	*166.141.178*		*166.141.178*
1050 - Recursos Próprios Livres da UO	*3.603.519*		*3.603.519*
4 - Investimentos	6.853.639		6.853.639
1000 - Recursos Livres da União	*6.853.639*		*6.853.639*
26282 - Fundação Universidade Federal de Viçosa	**881.883.033**	**492.833.925**	**1.374.716.958**
1 - Pessoal e Encargos Sociais	692.851.121	492.812.670	1.185.663.791
1000 - Recursos Livres da União	*692.851.121*		*692.851.121*
1002 - Atividades-fim da Seguridade Social		*195.545.777*	*195.545.777*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*297.266.893*	*297.266.893*
3 - Outras Despesas Correntes	182.176.419	21.255	182.197.674
1000 - Recursos Livres da União	*173.662.308*	*21.255*	*173.683.563*
1050 - Recursos Próprios Livres da UO	*8.514.111*		*8.514.111*
4 - Investimentos	6.855.493		6.855.493
1000 - Recursos Livres da União	*2.260.803*		*2.260.803*
1050 - Recursos Próprios Livres da UO	*4.284.196*		*4.284.196*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*310.494*		*310.494*
26283 - Fundação Universidade Federal de Mato Grosso do Sul	**937.428.270**	**401.668.478**	**1.339.096.748**
1 - Pessoal e Encargos Sociais	767.110.731	344.116.940	1.111.227.671
1000 - Recursos Livres da União	*767.110.731*		*767.110.731*
1002 - Atividades-fim da Seguridade Social		*33.500.334*	*33.500.334*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*310.616.606*	*310.616.606*
3 - Outras Despesas Correntes	163.323.725	57.551.538	220.875.263
1000 - Recursos Livres da União	*160.871.862*	*15.678.624*	*176.550.486*
1004 - Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas		*41.872.914*	*41.872.914*
1050 - Recursos Próprios Livres da UO	*2.451.863*		*2.451.863*
4 - Investimentos	6.993.814		6.993.814
1000 - Recursos Livres da União	*4.860.929*		*4.860.929*
1050 - Recursos Próprios Livres da UO	*1.634.575*		*1.634.575*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*498.310*		*498.310*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
26284 - Fundação Universidade Federal de Ciências da Saúde	**196.537.293**	**30.118.110**	**226.655.403**
1 - Pessoal e Encargos Sociais	146.428.297	30.118.110	176.546.407
1000 - Recursos Livres da União	*146.428.297*		*146.428.297*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.118.110*	*30.118.110*
3 - Outras Despesas Correntes	45.222.044		45.222.044
1000 - Recursos Livres da União	*44.192.432*		*44.192.432*
1050 - Recursos Próprios Livres da UO	*1.029.612*		*1.029.612*
4 - Investimentos	4.886.952		4.886.952
1000 - Recursos Livres da União	*4.886.952*		*4.886.952*
26285 - Fundação Universidade Federal de São João del-Rei	**464.424.012**	**61.181.149**	**525.605.161**
1 - Pessoal e Encargos Sociais	365.687.585	61.181.149	426.868.734
1000 - Recursos Livres da União	*365.687.585*		*365.687.585*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*61.181.149*	*61.181.149*
3 - Outras Despesas Correntes	94.955.432		94.955.432
1000 - Recursos Livres da União	*94.525.713*		*94.525.713*
1050 - Recursos Próprios Livres da UO	*429.719*		*429.719*
4 - Investimentos	3.780.995		3.780.995
1000 - Recursos Livres da União	*3.453.476*		*3.453.476*
1050 - Recursos Próprios Livres da UO	*327.519*		*327.519*
26286 - Fundação Universidade Federal do Amapá	**344.052.962**	**14.187.595**	**358.240.557**
1 - Pessoal e Encargos Sociais	243.996.394	14.187.595	258.183.989
1000 - Recursos Livres da União	*243.996.394*		*243.996.394*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.187.595*	*14.187.595*
3 - Outras Despesas Correntes	97.892.026		97.892.026
1000 - Recursos Livres da União	*96.188.944*		*96.188.944*
1050 - Recursos Próprios Livres da UO	*1.703.082*		*1.703.082*
4 - Investimentos	2.164.542		2.164.542
1000 - Recursos Livres da União	*884.542*		*884.542*
1050 - Recursos Próprios Livres da UO	*1.280.000*		*1.280.000*
26290 - Instituto Nacional de Estudos e Pesquisas Educacionais	**1.609.898.928**	**13.778.992**	**1.623.677.920**
1 - Pessoal e Encargos Sociais	106.942.231	13.778.992	120.721.223
1000 - Recursos Livres da União	*106.942.231*		*106.942.231*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*13.778.992*	*13.778.992*
3 - Outras Despesas Correntes	1.464.245.636		1.464.245.636
1000 - Recursos Livres da União	*1.223.543.174*		*1.223.543.174*
1050 - Recursos Próprios Livres da UO	*217.985.275*		*217.985.275*
1128 - Custeio das Comissões de Avaliação - INEP	*22.717.187*		*22.717.187*
4 - Investimentos	38.711.061		38.711.061
1000 - Recursos Livres da União	*38.711.061*		*38.711.061*
26291 - Fundação Coordenação de Aperfeiçoamento de Pessoal	**4.693.660.062**	**32.639.565**	**4.726.299.627**
1 - Pessoal e Encargos Sociais	114.432.876	32.639.565	147.072.441
1000 - Recursos Livres da União	*114.432.876*		*114.432.876*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*32.639.565*	*32.639.565*
3 - Outras Despesas Correntes	4.562.661.415		4.562.661.415
1000 - Recursos Livres da União	*4.560.787.129*		*4.560.787.129*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*1.874.286*		*1.874.286*
4 - Investimentos	16.565.771		16.565.771
1000 - Recursos Livres da União	*16.565.771*		*16.565.771*
26292 - Fundação Joaquim Nabuco	**89.254.452**	**77.892.360**	**167.146.812**
1 - Pessoal e Encargos Sociais	52.833.746	77.892.360	130.726.106
1000 - Recursos Livres da União	*52.833.746*		*52.833.746*
1002 - Atividades-fim da Seguridade Social		*54.766.626*	*54.766.626*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*23.125.734*	*23.125.734*
3 - Outras Despesas Correntes	35.354.956		35.354.956
1000 - Recursos Livres da União	*35.336.852*		*35.336.852*
1050 - Recursos Próprios Livres da UO	*18.104*		*18.104*
4 - Investimentos	1.065.750		1.065.750
1000 - Recursos Livres da União	*1.065.750*		*1.065.750*
26294 - Hospital de Clínicas de Porto Alegre		**2.143.986.038**	**2.143.986.038**
1 - Pessoal e Encargos Sociais		1.790.409.495	1.790.409.495
1000 - Recursos Livres da União		*1.790.409.495*	*1.790.409.495*
3 - Outras Despesas Correntes		316.679.512	316.679.512
1000 - Recursos Livres da União		*129.088.183*	*129.088.183*
1001 - Recursos Livres da Seguridade Social		*28.629.867*	*28.629.867*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*153.650.341*	*153.650.341*
1081 - Convênios		*5.311.121*	*5.311.121*
4 - Investimentos		36.897.031	36.897.031
1000 - Recursos Livres da União		*17.747.031*	*17.747.031*
1048 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social		*409.001*	*409.001*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*18.740.999*	*18.740.999*
26298 - Fundo Nacional de Desenvolvimento da Educação	**91.826.279.610**	**5.555.088.440**	**97.381.368.050**
1 - Pessoal e Encargos Sociais	126.611.523	93.181.148	219.792.671
1000 - Recursos Livres da União	*126.611.523*		*126.611.523*
1002 - Atividades-fim da Seguridade Social		*46.225.295*	*46.225.295*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*46.955.853*	*46.955.853*
3 - Outras Despesas Correntes	75.938.107.476	5.461.907.292	81.400.014.768
1000 - Recursos Livres da União	*49.400.091.423*		*49.400.091.423*
1133 - Educação Básica, Vedado o Pagamento de Despesas com Pessoal	*3.086.674.154*	*5.461.907.292*	*8.548.581.446*
1134 - Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com Pessoal	*108.622.039*		*108.622.039*
1142 - Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	*56.208.592*		*56.208.592*
1149 - Fundo Social – FS – Recursos para a educação pública, com prioridade para a educação básica, para políticas de	*18.402.904.882*		*18.402.904.882*
1151 - Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	*2.894.270.096*		*2.894.270.096*
1152 - Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	*1.731.792.733*		*1.731.792.733*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*135.636.544*		*135.636.544*
9142 - Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	*121.907.013*		*121.907.013*
4 - Investimentos	4.303.096.938		4.303.096.938
1000 - Recursos Livres da União	*1.003.600.825*		*1.003.600.825*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1133 - Educação Básica, Vedado o Pagamento de Despesas com Pessoal	*3.220.680.653*		*3.220.680.653*
1142 - Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	*78.815.460*		*78.815.460*
5 - Inversões Financeiras	11.458.463.673		11.458.463.673
1000 - Recursos Livres da União	*6.852.959.455*		*6.852.959.455*
1133 - Educação Básica, Vedado o Pagamento de Despesas com Pessoal	*4.605.504.218*		*4.605.504.218*
26350 - Fundação Universidade Federal da Grande Dourados	**368.225.196**	**29.522.815**	**397.748.011**
1 - Pessoal e Encargos Sociais	298.123.515	29.522.815	327.646.330
1000 - Recursos Livres da União	*298.123.515*		*298.123.515*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*29.522.815*	*29.522.815*
3 - Outras Despesas Correntes	68.905.294		68.905.294
1000 - Recursos Livres da União	*67.369.339*		*67.369.339*
1050 - Recursos Próprios Livres da UO	*1.535.955*		*1.535.955*
4 - Investimentos	1.196.387		1.196.387
1000 - Recursos Livres da União	*696.387*		*696.387*
1050 - Recursos Próprios Livres da UO	*500.000*		*500.000*
26351 - Universidade Federal do Recôncavo da Bahia	**471.581.752**	**19.580.884**	**491.162.636**
1 - Pessoal e Encargos Sociais	385.882.170	19.580.884	405.463.054
1000 - Recursos Livres da União	*385.882.170*		*385.882.170*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*19.580.884*	*19.580.884*
3 - Outras Despesas Correntes	83.643.167		83.643.167
1000 - Recursos Livres da União	*81.144.626*		*81.144.626*
1050 - Recursos Próprios Livres da UO	*2.498.541*		*2.498.541*
4 - Investimentos	2.056.415		2.056.415
1000 - Recursos Livres da União	*2.056.415*		*2.056.415*
26352 - Fundação Universidade Federal do ABC	**482.974.243**	**8.985.575**	**491.959.818**
1 - Pessoal e Encargos Sociais	391.608.816	8.985.575	400.594.391
1000 - Recursos Livres da União	*391.608.816*		*391.608.816*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*8.985.575*	*8.985.575*
3 - Outras Despesas Correntes	86.552.747		86.552.747
1000 - Recursos Livres da União	*84.652.747*		*84.652.747*
1050 - Recursos Próprios Livres da UO	*1.900.000*		*1.900.000*
4 - Investimentos	4.812.680		4.812.680
1000 - Recursos Livres da União	*3.806.952*		*3.806.952*
1050 - Recursos Próprios Livres da UO	*1.005.728*		*1.005.728*
26358 - Hospital Universitário Prof. Alberto Antunes		**157.598.795**	**157.598.795**
1 - Pessoal e Encargos Sociais		151.233.265	151.233.265
1000 - Recursos Livres da União		*100.252.906*	*100.252.906*
1002 - Atividades-fim da Seguridade Social		*8.482.064*	*8.482.064*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*42.498.295*	*42.498.295*
3 - Outras Despesas Correntes		6.365.530	6.365.530
1000 - Recursos Livres da União		*6.365.530*	*6.365.530*
26359 - Complexo Hospitalar e de Saúde da Universidade		**161.267.010**	**161.267.010**
1 - Pessoal e Encargos Sociais		150.647.812	150.647.812
1000 - Recursos Livres da União		*142.274.718*	*142.274.718*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - Benefícios do Regime Próprio de Previdência Social da União		*8.373.094*	*8.373.094*
3 - Outras Despesas Correntes		10.619.198	10.619.198
1000 - Recursos Livres da União		*10.619.198*	*10.619.198*
26362 - Hospital Universitário Walter Cantídio		**210.489.243**	**210.489.243**
1 - Pessoal e Encargos Sociais		201.836.180	201.836.180
1000 - Recursos Livres da União		*136.084.438*	*136.084.438*
1002 - Atividades-fim da Seguridade Social		*3.912.440*	*3.912.440*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*61.839.302*	*61.839.302*
3 - Outras Despesas Correntes		8.653.063	8.653.063
1000 - Recursos Livres da União		*8.653.063*	*8.653.063*
26363 - Maternidade-Escola Assis Chateaubriand		**104.169.638**	**104.169.638**
1 - Pessoal e Encargos Sociais		99.566.642	99.566.642
1000 - Recursos Livres da União		*63.195.875*	*63.195.875*
1002 - Atividades-fim da Seguridade Social		*8.161.806*	*8.161.806*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*28.208.961*	*28.208.961*
3 - Outras Despesas Correntes		4.602.996	4.602.996
1000 - Recursos Livres da União		*4.602.996*	*4.602.996*
26364 - Hospital Universitário Cassiano Antônio Morais		**162.609.442**	**162.609.442**
1 - Pessoal e Encargos Sociais		155.556.708	155.556.708
1000 - Recursos Livres da União		*86.257.008*	*86.257.008*
1002 - Atividades-fim da Seguridade Social		*34.441.645*	*34.441.645*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*34.858.055*	*34.858.055*
3 - Outras Despesas Correntes		7.052.734	7.052.734
1000 - Recursos Livres da União		*7.052.734*	*7.052.734*
26365 - Hospital das Clínicas da Universidade Federal de Goiás		**146.943.213**	**146.943.213**
1 - Pessoal e Encargos Sociais		136.398.157	136.398.157
1000 - Recursos Livres da União		*136.271.926*	*136.271.926*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*126.231*	*126.231*
3 - Outras Despesas Correntes		10.545.056	10.545.056
1000 - Recursos Livres da União		*10.545.056*	*10.545.056*
26366 - Hospital Universitário Antonio Pedro		**207.344.677**	**207.344.677**
1 - Pessoal e Encargos Sociais		193.763.981	193.763.981
1000 - Recursos Livres da União		*193.763.981*	*193.763.981*
3 - Outras Despesas Correntes		13.580.696	13.580.696
1000 - Recursos Livres da União		*13.580.696*	*13.580.696*
26367 - Hospital Universitário da Universidade Federal de Juiz		**57.810.914**	**57.810.914**
1 - Pessoal e Encargos Sociais		54.331.678	54.331.678
1000 - Recursos Livres da União		*42.214.079*	*42.214.079*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*12.117.599*	*12.117.599*
3 - Outras Despesas Correntes		3.479.236	3.479.236
1000 - Recursos Livres da União		*3.479.236*	*3.479.236*
26368 - Hospital das Clínicas da Universidade Federal de Minas		**323.193.097**	**323.193.097**
1 - Pessoal e Encargos Sociais		305.340.638	305.340.638
1000 - Recursos Livres da União		*165.711.337*	*165.711.337*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1002 - Atividades-fim da Seguridade Social		*67.609.645*	*67.609.645*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*72.019.656*	*72.019.656*
3 - Outras Despesas Correntes		17.852.459	17.852.459
1000 - Recursos Livres da União		*17.852.459*	*17.852.459*
26369 - Hospital Universitário João de Barros Barreto		**132.300.809**	**132.300.809**
1 - Pessoal e Encargos Sociais		127.277.765	127.277.765
1000 - Recursos Livres da União		*101.446.537*	*101.446.537*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*25.831.228*	*25.831.228*
3 - Outras Despesas Correntes		5.023.044	5.023.044
1000 - Recursos Livres da União		*5.023.044*	*5.023.044*
26370 - Hospital Universitário Bettina Ferro Souza		**15.092.906**	**15.092.906**
1 - Pessoal e Encargos Sociais		14.436.714	14.436.714
1000 - Recursos Livres da União		*10.388.582*	*10.388.582*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*4.048.132*	*4.048.132*
3 - Outras Despesas Correntes		656.192	656.192
1000 - Recursos Livres da União		*656.192*	*656.192*
26371 - Hospital Universitário Lauro Wanderley		**254.241.761**	**254.241.761**
1 - Pessoal e Encargos Sociais		245.042.871	245.042.871
1000 - Recursos Livres da União		*141.361.472*	*141.361.472*
1002 - Atividades-fim da Seguridade Social		*41.563.890*	*41.563.890*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*62.117.509*	*62.117.509*
3 - Outras Despesas Correntes		9.198.890	9.198.890
1000 - Recursos Livres da União		*9.198.890*	*9.198.890*
26372 - Hospital de Clínicas da Universidade Federal do Paraná		**213.238.328**	**213.238.328**
1 - Pessoal e Encargos Sociais		197.175.865	197.175.865
1000 - Recursos Livres da União		*194.935.738*	*194.935.738*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.240.127*	*2.240.127*
3 - Outras Despesas Correntes		16.062.463	16.062.463
1000 - Recursos Livres da União		*16.062.463*	*16.062.463*
26373 - Hospital das Clínicas da Universidade Federal de		**332.610.751**	**332.610.751**
1 - Pessoal e Encargos Sociais		314.776.794	314.776.794
1000 - Recursos Livres da União		*192.704.122*	*192.704.122*
1002 - Atividades-fim da Seguridade Social		*35.779.700*	*35.779.700*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*86.292.972*	*86.292.972*
3 - Outras Despesas Correntes		17.833.957	17.833.957
1000 - Recursos Livres da União		*17.833.957*	*17.833.957*
26374 - Complexo Hospitalar e de Saúde da Universidade		**148.868.503**	**148.868.503**
1 - Pessoal e Encargos Sociais		140.196.997	140.196.997
1000 - Recursos Livres da União		*138.220.059*	*138.220.059*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.976.938*	*1.976.938*
3 - Outras Despesas Correntes		8.671.506	8.671.506
1000 - Recursos Livres da União		*8.671.506*	*8.671.506*
26378 - Complexo Hospitalar e de Saúde da Universidade		**719.995.291**	**719.995.291**
1 - Pessoal e Encargos Sociais		659.718.477	659.718.477

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União		*647.982.633*	*647.982.633*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*11.735.844*	*11.735.844*
3 - Outras Despesas Correntes		60.276.814	60.276.814
1000 - Recursos Livres da União		*60.276.814*	*60.276.814*
26385 - Hospital Universitário da Universidade Federal da		**48.408.486**	**48.408.486**
1 - Pessoal e Encargos Sociais		43.364.093	43.364.093
1000 - Recursos Livres da União		*42.290.896*	*42.290.896*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.073.197*	*1.073.197*
3 - Outras Despesas Correntes		5.044.393	5.044.393
1000 - Recursos Livres da União		*5.044.393*	*5.044.393*
26386 - Hospital Universitário Prof. Polydoro Ernani de São		**290.803.449**	**290.803.449**
1 - Pessoal e Encargos Sociais		276.669.445	276.669.445
1000 - Recursos Livres da União		*162.914.997*	*162.914.997*
1002 - Atividades-fim da Seguridade Social		*50.250.366*	*50.250.366*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*63.504.082*	*63.504.082*
3 - Outras Despesas Correntes		14.134.004	14.134.004
1000 - Recursos Livres da União		*14.134.004*	*14.134.004*
26387 - Hospital Universitário de Santa Maria		**274.381.461**	**274.381.461**
1 - Pessoal e Encargos Sociais		262.964.918	262.964.918
1000 - Recursos Livres da União		*171.714.090*	*171.714.090*
1002 - Atividades-fim da Seguridade Social		*19.750.912*	*19.750.912*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*71.499.916*	*71.499.916*
3 - Outras Despesas Correntes		11.416.543	11.416.543
1000 - Recursos Livres da União		*11.416.543*	*11.416.543*
26388 - Hospital Universitário Alcides Carneiro		**86.661.778**	**86.661.778**
1 - Pessoal e Encargos Sociais		81.866.828	81.866.828
1000 - Recursos Livres da União		*61.072.095*	*61.072.095*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*20.794.733*	*20.794.733*
3 - Outras Despesas Correntes		4.794.950	4.794.950
1000 - Recursos Livres da União		*4.794.950*	*4.794.950*
26389 - Hospital de Clínicas da Universidade Federal do		**130.879.048**	**130.879.048**
1 - Pessoal e Encargos Sociais		123.823.075	123.823.075
1000 - Recursos Livres da União		*123.823.075*	*123.823.075*
3 - Outras Despesas Correntes		7.055.973	7.055.973
1000 - Recursos Livres da União		*7.055.973*	*7.055.973*
26391 - Hospital Universitário Gaffree e Guinle		**181.232.455**	**181.232.455**
1 - Pessoal e Encargos Sociais		169.863.644	169.863.644
1000 - Recursos Livres da União		*139.706.313*	*139.706.313*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.157.331*	*30.157.331*
3 - Outras Despesas Correntes		11.368.811	11.368.811
1000 - Recursos Livres da União		*11.368.811*	*11.368.811*
26392 - Hospital Universitário Getúlio Vargas		**106.938.206**	**106.938.206**
1 - Pessoal e Encargos Sociais		101.583.162	101.583.162
1000 - Recursos Livres da União		*59.345.470*	*59.345.470*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1002 - Atividades-fim da Seguridade Social		*15.415.276*	*15.415.276*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*26.822.416*	*26.822.416*
3 - Outras Despesas Correntes		5.355.044	5.355.044
1000 - Recursos Livres da União		*5.355.044*	*5.355.044*
26393 - Hospital Universitário de Brasília		**96.193.844**	**96.193.844**
1 - Pessoal e Encargos Sociais		90.147.050	90.147.050
1000 - Recursos Livres da União		*88.361.960*	*88.361.960*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.785.090*	*1.785.090*
3 - Outras Despesas Correntes		6.046.794	6.046.794
1000 - Recursos Livres da União		*6.046.794*	*6.046.794*
26394 - Hospital Universitário da Fundação Universidade do		**114.966.110**	**114.966.110**
1 - Pessoal e Encargos Sociais		107.974.728	107.974.728
1000 - Recursos Livres da União		*106.716.788*	*106.716.788*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.257.940*	*1.257.940*
3 - Outras Despesas Correntes		6.991.382	6.991.382
1000 - Recursos Livres da União		*6.991.382*	*6.991.382*
26395 - Hospital Universitário Dr. Miguel Riet Corrêa Jr.		**89.713.678**	**89.713.678**
1 - Pessoal e Encargos Sociais		85.178.786	85.178.786
1000 - Recursos Livres da União		*57.297.802*	*57.297.802*
1002 - Atividades-fim da Seguridade Social		*3.257.793*	*3.257.793*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*24.623.191*	*24.623.191*
3 - Outras Despesas Correntes		4.534.892	4.534.892
1000 - Recursos Livres da União		*4.534.892*	*4.534.892*
26396 - Hospital de Clínicas da Universidade Federal de		**369.926.226**	**369.926.226**
1 - Pessoal e Encargos Sociais		350.357.693	350.357.693
1000 - Recursos Livres da União		*235.840.405*	*235.840.405*
1002 - Atividades-fim da Seguridade Social		*11.755.604*	*11.755.604*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*102.761.684*	*102.761.684*
3 - Outras Despesas Correntes		19.568.533	19.568.533
1000 - Recursos Livres da União		*19.568.533*	*19.568.533*
26397 - Hospital Júlio Muller		**36.404.788**	**36.404.788**
1 - Pessoal e Encargos Sociais		33.886.539	33.886.539
1000 - Recursos Livres da União		*33.886.539*	*33.886.539*
3 - Outras Despesas Correntes		2.518.249	2.518.249
1000 - Recursos Livres da União		*2.518.249*	*2.518.249*
26398 - Hospital das Clínicas da Fundação Universidade		**41.746.471**	**41.746.471**
1 - Pessoal e Encargos Sociais		39.034.344	39.034.344
1000 - Recursos Livres da União		*38.226.391*	*38.226.391*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*807.953*	*807.953*
3 - Outras Despesas Correntes		2.712.127	2.712.127
1000 - Recursos Livres da União		*2.712.127*	*2.712.127*
26399 - Hospital Universitário da Fundação Universidade		**6.685.301**	**6.685.301**
1 - Pessoal e Encargos Sociais		6.314.677	6.314.677
1000 - Recursos Livres da União		*4.187.323*	*4.187.323*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1002 - Atividades-fim da Seguridade Social		*309.250*	*309.250*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.818.104*	*1.818.104*
3 - Outras Despesas Correntes		370.624	370.624
1000 - Recursos Livres da União		*370.624*	*370.624*
26400 - Hospital Universitário da Fundação Universidade		**96.616.891**	**96.616.891**
1 - Pessoal e Encargos Sociais		91.561.362	91.561.362
1000 - Recursos Livres da União		*74.129.128*	*74.129.128*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*17.432.234*	*17.432.234*
3 - Outras Despesas Correntes		5.055.529	5.055.529
1000 - Recursos Livres da União		*5.055.529*	*5.055.529*
26402 - Instituto Federal de Alagoas	**616.038.861**	**14.651**	**616.053.512**
1 - Pessoal e Encargos Sociais	480.015.375	14.651	480.030.026
1000 - Recursos Livres da União	*480.015.375*		*480.015.375*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.651*	*14.651*
3 - Outras Despesas Correntes	106.546.073		106.546.073
1000 - Recursos Livres da União	*104.069.125*		*104.069.125*
1050 - Recursos Próprios Livres da UO	*2.476.948*		*2.476.948*
4 - Investimentos	29.477.413		29.477.413
1000 - Recursos Livres da União	*29.227.413*		*29.227.413*
1050 - Recursos Próprios Livres da UO	*250.000*		*250.000*
26403 - Instituto Federal do Amazonas	**515.990.081**	**69.863.212**	**585.853.293**
1 - Pessoal e Encargos Sociais	408.770.410	69.863.212	478.633.622
1000 - Recursos Livres da União	*408.770.410*		*408.770.410*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*69.863.212*	*69.863.212*
3 - Outras Despesas Correntes	101.529.563		101.529.563
1000 - Recursos Livres da União	*101.474.640*		*101.474.640*
1050 - Recursos Próprios Livres da UO	*54.923*		*54.923*
4 - Investimentos	5.690.108		5.690.108
1000 - Recursos Livres da União	*5.690.108*		*5.690.108*
26404 - Instituto Federal Baiano	**519.850.109**	**21.120.815**	**540.970.924**
1 - Pessoal e Encargos Sociais	416.118.774	21.120.815	437.239.589
1000 - Recursos Livres da União	*416.118.774*		*416.118.774*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*21.120.815*	*21.120.815*
3 - Outras Despesas Correntes	101.616.335		101.616.335
1000 - Recursos Livres da União	*100.935.646*		*100.935.646*
1050 - Recursos Próprios Livres da UO	*680.689*		*680.689*
4 - Investimentos	2.115.000		2.115.000
1000 - Recursos Livres da União	*2.115.000*		*2.115.000*
26405 - Instituto Federal do Ceará	**1.110.411.199**	**124.213.574**	**1.234.624.773**
1 - Pessoal e Encargos Sociais	911.451.527	124.207.203	1.035.658.730
1000 - Recursos Livres da União	*911.451.527*		*911.451.527*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*124.207.203*	*124.207.203*
3 - Outras Despesas Correntes	192.940.540	6.371	192.946.911
1000 - Recursos Livres da União	*191.528.551*	*6.371*	*191.534.922*
1050 - Recursos Próprios Livres da UO	*1.411.989*		*1.411.989*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
4 - Investimentos	6.019.132		6.019.132
1000 - Recursos Livres da União	*5.730.322*		*5.730.322*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*288.810*		*288.810*
26406 - Instituto Federal do Espírito Santo	**977.739.514**	**159.032.188**	**1.136.771.702**
1 - Pessoal e Encargos Sociais	786.887.021	159.032.188	945.919.209
1000 - Recursos Livres da União	*786.887.021*		*786.887.021*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*159.032.188*	*159.032.188*
3 - Outras Despesas Correntes	165.902.493		165.902.493
1000 - Recursos Livres da União	*163.645.278*		*163.645.278*
1050 - Recursos Próprios Livres da UO	*2.257.215*		*2.257.215*
4 - Investimentos	24.950.000		24.950.000
1000 - Recursos Livres da União	*24.950.000*		*24.950.000*
26407 - Instituto Federal Goiano	**496.285.063**	**36.971.286**	**533.256.349**
1 - Pessoal e Encargos Sociais	402.620.918	36.971.286	439.592.204
1000 - Recursos Livres da União	*402.620.918*		*402.620.918*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*36.971.286*	*36.971.286*
3 - Outras Despesas Correntes	92.157.751		92.157.751
1000 - Recursos Livres da União	*90.099.391*		*90.099.391*
1050 - Recursos Próprios Livres da UO	*2.058.360*		*2.058.360*
4 - Investimentos	1.506.394		1.506.394
1000 - Recursos Livres da União	*1.506.394*		*1.506.394*
26408 - Instituto Federal do Maranhão	**957.060.201**	**78.424.475**	**1.035.484.676**
1 - Pessoal e Encargos Sociais	752.211.298	78.424.475	830.635.773
1000 - Recursos Livres da União	*752.211.298*		*752.211.298*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*78.424.475*	*78.424.475*
3 - Outras Despesas Correntes	182.322.817		182.322.817
1000 - Recursos Livres da União	*180.622.817*		*180.622.817*
1050 - Recursos Próprios Livres da UO	*1.700.000*		*1.700.000*
4 - Investimentos	22.526.086		22.526.086
1000 - Recursos Livres da União	*21.258.333*		*21.258.333*
1050 - Recursos Próprios Livres da UO	*1.267.753*		*1.267.753*
26409 - Instituto Federal de Minas Gerais	**605.090.429**	**70.337.589**	**675.428.018**
1 - Pessoal e Encargos Sociais	477.867.766	70.337.589	548.205.355
1000 - Recursos Livres da União	*477.867.766*		*477.867.766*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*70.337.589*	*70.337.589*
3 - Outras Despesas Correntes	116.702.909		116.702.909
1000 - Recursos Livres da União	*106.316.973*		*106.316.973*
1050 - Recursos Próprios Livres da UO	*7.485.936*		*7.485.936*
1081 - Convênios	*2.900.000*		*2.900.000*
4 - Investimentos	10.519.754		10.519.754
1000 - Recursos Livres da União	*8.324.282*		*8.324.282*
1050 - Recursos Próprios Livres da UO	*1.495.472*		*1.495.472*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*255.000*		*255.000*
1081 - Convênios	*445.000*		*445.000*
26410 - Instituto Federal do Norte de Minas Gerais	**420.144.748**	**27.396.255**	**447.541.003**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	330.946.082	27.396.255	358.342.337
1000 - Recursos Livres da União	*330.946.082*		*330.946.082*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*27.396.255*	*27.396.255*
3 - Outras Despesas Correntes	83.345.778		83.345.778
1000 - Recursos Livres da União	*81.044.766*		*81.044.766*
1050 - Recursos Próprios Livres da UO	*2.301.012*		*2.301.012*
4 - Investimentos	5.852.888		5.852.888
1000 - Recursos Livres da União	*4.740.108*		*4.740.108*
1050 - Recursos Próprios Livres da UO	*434.380*		*434.380*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*678.400*		*678.400*
26411 - Instituto Federal do Sudeste de Minas Gerais	**414.086.128**	**60.083.175**	**474.169.303**
1 - Pessoal e Encargos Sociais	335.987.611	60.064.061	396.051.672
1000 - Recursos Livres da União	*335.987.611*		*335.987.611*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*60.064.061*	*60.064.061*
3 - Outras Despesas Correntes	73.575.380	19.114	73.594.494
1000 - Recursos Livres da União	*69.553.128*	*19.114*	*69.572.242*
1050 - Recursos Próprios Livres da UO	*4.022.252*		*4.022.252*
4 - Investimentos	4.523.137		4.523.137
1000 - Recursos Livres da União	*4.088.129*		*4.088.129*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*435.008*		*435.008*
26412 - Instituto Federal do Sul de Minas Gerais	**409.270.062**	**58.786.464**	**468.056.526**
1 - Pessoal e Encargos Sociais	304.945.261	58.786.464	363.731.725
1000 - Recursos Livres da União	*304.945.261*		*304.945.261*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*58.786.464*	*58.786.464*
3 - Outras Despesas Correntes	98.842.996		98.842.996
1000 - Recursos Livres da União	*96.699.129*		*96.699.129*
1050 - Recursos Próprios Livres da UO	*2.143.867*		*2.143.867*
4 - Investimentos	5.481.805		5.481.805
1000 - Recursos Livres da União	*1.020.000*		*1.020.000*
1050 - Recursos Próprios Livres da UO	*3.349.507*		*3.349.507*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*1.112.298*		*1.112.298*
26413 - Instituto Federal do Triângulo Mineiro	**346.251.449**	**44.158.812**	**390.410.261**
1 - Pessoal e Encargos Sociais	285.325.528	44.158.812	329.484.340
1000 - Recursos Livres da União	*285.325.528*		*285.325.528*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*44.158.812*	*44.158.812*
3 - Outras Despesas Correntes	59.255.257		59.255.257
1000 - Recursos Livres da União	*57.707.111*		*57.707.111*
1050 - Recursos Próprios Livres da UO	*1.548.146*		*1.548.146*
4 - Investimentos	1.670.664		1.670.664
1000 - Recursos Livres da União	*1.664.252*		*1.664.252*
1050 - Recursos Próprios Livres da UO	*6.412*		*6.412*
26414 - Instituto Federal do Mato Grosso	**628.188.902**	**97.341.603**	**725.530.505**
1 - Pessoal e Encargos Sociais	498.983.375	97.341.603	596.324.978
1000 - Recursos Livres da União	*498.983.375*		*498.983.375*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - Benefícios do Regime Próprio de Previdência Social da União		*97.341.603*	*97.341.603*
3 - Outras Despesas Correntes	125.669.532		125.669.532
1000 - Recursos Livres da União	*122.659.682*		*122.659.682*
1050 - Recursos Próprios Livres da UO	*3.009.850*		*3.009.850*
4 - Investimentos	3.535.995		3.535.995
1000 - Recursos Livres da União	*2.103.039*		*2.103.039*
1050 - Recursos Próprios Livres da UO	*835.956*		*835.956*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*597.000*		*597.000*
26415 - Instituto Federal do Mato Grosso do Sul	**344.798.942**	**3.478.368**	**348.277.310**
1 - Pessoal e Encargos Sociais	273.154.493	3.478.368	276.632.861
1000 - Recursos Livres da União	*273.154.493*		*273.154.493*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*3.478.368*	*3.478.368*
3 - Outras Despesas Correntes	67.593.574		67.593.574
1000 - Recursos Livres da União	*67.524.269*		*67.524.269*
1050 - Recursos Próprios Livres da UO	*69.305*		*69.305*
4 - Investimentos	4.050.875		4.050.875
1000 - Recursos Livres da União	*4.050.875*		*4.050.875*
26416 - Instituto Federal do Pará	**708.972.314**	**86.883.326**	**795.855.640**
1 - Pessoal e Encargos Sociais	572.149.205	86.883.326	659.032.531
1000 - Recursos Livres da União	*572.149.205*		*572.149.205*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*86.883.326*	*86.883.326*
3 - Outras Despesas Correntes	127.890.895		127.890.895
1000 - Recursos Livres da União	*126.849.750*		*126.849.750*
1050 - Recursos Próprios Livres da UO	*1.041.145*		*1.041.145*
4 - Investimentos	8.932.214		8.932.214
1000 - Recursos Livres da União	*8.432.214*		*8.432.214*
1050 - Recursos Próprios Livres da UO	*500.000*		*500.000*
26417 - Instituto Federal da Paraíba	**838.421.723**	**124.901.454**	**963.323.177**
1 - Pessoal e Encargos Sociais	669.418.418	124.895.528	794.313.946
1000 - Recursos Livres da União	*669.418.418*		*669.418.418*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*124.895.528*	*124.895.528*
3 - Outras Despesas Correntes	132.286.929	5.926	132.292.855
1000 - Recursos Livres da União	*132.017.236*	*5.926*	*132.023.162*
1050 - Recursos Próprios Livres da UO	*269.693*		*269.693*
4 - Investimentos	36.716.376		36.716.376
1000 - Recursos Livres da União	*36.716.376*		*36.716.376*
26418 - Instituto Federal de Pernambuco	**694.860.640**	**171.244.329**	**866.104.969**
1 - Pessoal e Encargos Sociais	568.521.173	171.244.329	739.765.502
1000 - Recursos Livres da União	*568.521.173*		*568.521.173*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*171.244.329*	*171.244.329*
3 - Outras Despesas Correntes	121.290.780		121.290.780
1000 - Recursos Livres da União	*120.140.507*		*120.140.507*
1050 - Recursos Próprios Livres da UO	*1.150.273*		*1.150.273*
4 - Investimentos	5.048.687		5.048.687
1000 - Recursos Livres da União	*5.048.687*		*5.048.687*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
26419 - Instituto Federal do Rio Grande do Sul	**694.186.225**	**51.479.175**	**745.665.400**
1 - Pessoal e Encargos Sociais	562.003.766	51.440.947	613.444.713
1000 - Recursos Livres da União	*562.003.766*		*562.003.766*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*51.440.947*	*51.440.947*
3 - Outras Despesas Correntes	128.749.879	38.228	128.788.107
1000 - Recursos Livres da União	*126.306.350*	*38.228*	*126.344.578*
1050 - Recursos Próprios Livres da UO	*2.443.529*		*2.443.529*
4 - Investimentos	3.432.580		3.432.580
1000 - Recursos Livres da União	*3.352.580*		*3.352.580*
1050 - Recursos Próprios Livres da UO	*80.000*		*80.000*
26420 - Instituto Federal Farroupilha	**458.148.944**	**31.561.257**	**489.710.201**
1 - Pessoal e Encargos Sociais	372.551.220	31.561.257	404.112.477
1000 - Recursos Livres da União	*372.551.220*		*372.551.220*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*31.561.257*	*31.561.257*
3 - Outras Despesas Correntes	82.105.234		82.105.234
1000 - Recursos Livres da União	*78.480.234*		*78.480.234*
1050 - Recursos Próprios Livres da UO	*2.500.000*		*2.500.000*
1081 - Convênios	*1.125.000*		*1.125.000*
4 - Investimentos	3.492.490		3.492.490
1000 - Recursos Livres da União	*1.300.000*		*1.300.000*
1050 - Recursos Próprios Livres da UO	*2.192.490*		*2.192.490*
26421 - Instituto Federal de Rondônia	**459.016.527**	**14.651**	**459.031.178**
1 - Pessoal e Encargos Sociais	286.362.461	14.651	286.377.112
1000 - Recursos Livres da União	*286.362.461*		*286.362.461*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.651*	*14.651*
3 - Outras Despesas Correntes	121.202.879		121.202.879
1000 - Recursos Livres da União	*120.715.560*		*120.715.560*
1050 - Recursos Próprios Livres da UO	*487.319*		*487.319*
4 - Investimentos	51.451.187		51.451.187
1000 - Recursos Livres da União	*51.451.187*		*51.451.187*
26422 - Instituto Federal Catarinense	**554.933.865**	**45.860.588**	**600.794.453**
1 - Pessoal e Encargos Sociais	452.561.414	45.860.588	498.422.002
1000 - Recursos Livres da União	*452.561.414*		*452.561.414*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*45.860.588*	*45.860.588*
3 - Outras Despesas Correntes	100.972.451		100.972.451
1000 - Recursos Livres da União	*99.345.366*		*99.345.366*
1050 - Recursos Próprios Livres da UO	*1.627.085*		*1.627.085*
4 - Investimentos	1.400.000		1.400.000
1000 - Recursos Livres da União	*1.400.000*		*1.400.000*
26423 - Instituto Federal de Sergipe	**361.770.425**	**77.314.398**	**439.084.823**
1 - Pessoal e Encargos Sociais	298.185.908	77.314.398	375.500.306
1000 - Recursos Livres da União	*298.185.908*		*298.185.908*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*77.314.398*	*77.314.398*
3 - Outras Despesas Correntes	62.394.517		62.394.517
1000 - Recursos Livres da União	*62.380.160*		*62.380.160*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*14.357*		*14.357*
4 - Investimentos	1.190.000		1.190.000
1000 - Recursos Livres da União	*1.010.000*		*1.010.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*180.000*		*180.000*
26424 - Instituto Federal do Tocantins	**392.420.416**	**7.714.810**	**400.135.226**
1 - Pessoal e Encargos Sociais	314.434.508	7.714.810	322.149.318
1000 - Recursos Livres da União	*314.434.508*		*314.434.508*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*7.714.810*	*7.714.810*
3 - Outras Despesas Correntes	77.014.612		77.014.612
1000 - Recursos Livres da União	*75.710.708*		*75.710.708*
1050 - Recursos Próprios Livres da UO	*1.303.904*		*1.303.904*
4 - Investimentos	971.296		971.296
1000 - Recursos Livres da União	*900.001*		*900.001*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*71.295*		*71.295*
26425 - Instituto Federal do Acre	**230.389.737**	**1.732.259**	**232.121.996**
1 - Pessoal e Encargos Sociais	163.868.029	1.732.259	165.600.288
1000 - Recursos Livres da União	*163.868.029*		*163.868.029*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.732.259*	*1.732.259*
3 - Outras Despesas Correntes	40.881.921		40.881.921
1000 - Recursos Livres da União	*40.817.443*		*40.817.443*
1050 - Recursos Próprios Livres da UO	*64.478*		*64.478*
4 - Investimentos	25.639.787		25.639.787
1000 - Recursos Livres da União	*25.639.787*		*25.639.787*
26426 - Instituto Federal do Amapá	**173.238.181**	**1.967.498**	**175.205.679**
1 - Pessoal e Encargos Sociais	132.706.919	1.967.498	134.674.417
1000 - Recursos Livres da União	*132.706.919*		*132.706.919*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.967.498*	*1.967.498*
3 - Outras Despesas Correntes	40.431.262		40.431.262
1000 - Recursos Livres da União	*39.715.144*		*39.715.144*
1050 - Recursos Próprios Livres da UO	*716.118*		*716.118*
4 - Investimentos	100.000		100.000
1000 - Recursos Livres da União	*100.000*		*100.000*
26427 - Instituto Federal da Bahia	**836.182.315**	**110.232.665**	**946.414.980**
1 - Pessoal e Encargos Sociais	692.367.593	110.232.665	802.600.258
1000 - Recursos Livres da União	*692.367.593*		*692.367.593*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*110.232.665*	*110.232.665*
3 - Outras Despesas Correntes	139.455.310		139.455.310
1000 - Recursos Livres da União	*138.394.988*		*138.394.988*
1050 - Recursos Próprios Livres da UO	*1.060.322*		*1.060.322*
4 - Investimentos	4.359.412		4.359.412
1000 - Recursos Livres da União	*4.309.412*		*4.309.412*
1050 - Recursos Próprios Livres da UO	*50.000*		*50.000*
26428 - Instituto Federal de Brasília	**425.900.308**	**7.529.271**	**433.429.579**
1 - Pessoal e Encargos Sociais	313.815.679	7.529.271	321.344.950
1000 - Recursos Livres da União	*313.815.679*		*313.815.679*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - Benefícios do Regime Próprio de Previdência Social da União		*7.529.271*	*7.529.271*
3 - Outras Despesas Correntes	99.684.629		99.684.629
1000 - Recursos Livres da União	*98.673.762*		*98.673.762*
1050 - Recursos Próprios Livres da UO	*1.010.867*		*1.010.867*
4 - Investimentos	12.400.000		12.400.000
1000 - Recursos Livres da União	*12.400.000*		*12.400.000*
26429 - Instituto Federal de Goiás	**626.125.113**	**95.493.420**	**721.618.533**
1 - Pessoal e Encargos Sociais	531.603.906	95.493.420	627.097.326
1000 - Recursos Livres da União	*531.603.906*		*531.603.906*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*95.493.420*	*95.493.420*
3 - Outras Despesas Correntes	92.835.500		92.835.500
1000 - Recursos Livres da União	*91.932.893*		*91.932.893*
1050 - Recursos Próprios Livres da UO	*902.607*		*902.607*
4 - Investimentos	1.685.707		1.685.707
1000 - Recursos Livres da União	*1.485.707*		*1.485.707*
1050 - Recursos Próprios Livres da UO	*200.000*		*200.000*
26430 - Instituto Federal do Sertão Pernambucano	**287.223.525**	**22.111.934**	**309.335.459**
1 - Pessoal e Encargos Sociais	226.572.777	22.111.934	248.684.711
1000 - Recursos Livres da União	*226.572.777*		*226.572.777*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*22.111.934*	*22.111.934*
3 - Outras Despesas Correntes	57.095.748		57.095.748
1000 - Recursos Livres da União	*56.624.591*		*56.624.591*
1050 - Recursos Próprios Livres da UO	*471.157*		*471.157*
4 - Investimentos	3.555.000		3.555.000
1000 - Recursos Livres da União	*2.500.000*		*2.500.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*1.055.000*		*1.055.000*
26431 - Instituto Federal do Piauí	**742.912.301**	**67.773.032**	**810.685.333**
1 - Pessoal e Encargos Sociais	599.839.205	67.773.032	667.612.237
1000 - Recursos Livres da União	*599.839.205*		*599.839.205*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*67.773.032*	*67.773.032*
3 - Outras Despesas Correntes	137.545.520		137.545.520
1000 - Recursos Livres da União	*137.305.344*		*137.305.344*
1050 - Recursos Próprios Livres da UO	*240.176*		*240.176*
4 - Investimentos	5.527.576		5.527.576
1000 - Recursos Livres da União	*5.527.576*		*5.527.576*
26432 - Instituto Federal do Paraná	**775.112.305**	**13.706.126**	**788.818.431**
1 - Pessoal e Encargos Sociais	637.998.085	13.706.126	651.704.211
1000 - Recursos Livres da União	*637.998.085*		*637.998.085*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*13.706.126*	*13.706.126*
3 - Outras Despesas Correntes	123.630.744		123.630.744
1000 - Recursos Livres da União	*119.463.729*		*119.463.729*
1050 - Recursos Próprios Livres da UO	*2.565.069*		*2.565.069*
1081 - Convênios	*1.601.946*		*1.601.946*
4 - Investimentos	13.483.476		13.483.476
1000 - Recursos Livres da União	*13.453.476*		*13.453.476*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1081 - Convênios	*30.000*		*30.000*
26433 - Instituto Federal do Rio de Janeiro	**585.068.396**	**79.148.762**	**664.217.158**
1 - Pessoal e Encargos Sociais	494.773.516	79.143.983	573.917.499
1000 - Recursos Livres da União	*494.773.516*		*494.773.516*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*79.143.983*	*79.143.983*
3 - Outras Despesas Correntes	85.281.771	4.779	85.286.550
1000 - Recursos Livres da União	*83.634.218*	*4.779*	*83.638.997*
1050 - Recursos Próprios Livres da UO	*1.647.553*		*1.647.553*
4 - Investimentos	5.013.109		5.013.109
1000 - Recursos Livres da União	*4.868.081*		*4.868.081*
1050 - Recursos Próprios Livres da UO	*145.028*		*145.028*
26434 - Instituto Federal Fluminense	**542.615.190**	**118.646.998**	**661.262.188**
1 - Pessoal e Encargos Sociais	439.883.677	118.646.998	558.530.675
1000 - Recursos Livres da União	*439.883.677*		*439.883.677*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*118.646.998*	*118.646.998*
3 - Outras Despesas Correntes	98.108.386		98.108.386
1000 - Recursos Livres da União	*95.583.698*		*95.583.698*
1050 - Recursos Próprios Livres da UO	*2.524.688*		*2.524.688*
4 - Investimentos	4.623.127		4.623.127
1000 - Recursos Livres da União	*4.602.007*		*4.602.007*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*21.120*		*21.120*
26435 - Instituto Federal do Rio Grande do Norte	**885.613.755**	**108.571.815**	**994.185.570**
1 - Pessoal e Encargos Sociais	721.945.445	108.571.815	830.517.260
1000 - Recursos Livres da União	*721.945.445*		*721.945.445*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*108.571.815*	*108.571.815*
3 - Outras Despesas Correntes	153.529.511		153.529.511
1000 - Recursos Livres da União	*152.529.511*		*152.529.511*
1050 - Recursos Próprios Livres da UO	*1.000.000*		*1.000.000*
4 - Investimentos	10.138.799		10.138.799
1000 - Recursos Livres da União	*9.782.594*		*9.782.594*
1050 - Recursos Próprios Livres da UO	*356.205*		*356.205*
26436 - Instituto Federal Sul-rio-grandense	**595.576.300**	**114.890.553**	**710.466.853**
1 - Pessoal e Encargos Sociais	497.588.206	114.890.553	612.478.759
1000 - Recursos Livres da União	*497.588.206*		*497.588.206*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*114.890.553*	*114.890.553*
3 - Outras Despesas Correntes	96.954.320		96.954.320
1000 - Recursos Livres da União	*96.624.120*		*96.624.120*
1050 - Recursos Próprios Livres da UO	*330.200*		*330.200*
4 - Investimentos	1.033.774		1.033.774
1000 - Recursos Livres da União	*1.000.000*		*1.000.000*
1050 - Recursos Próprios Livres da UO	*33.774*		*33.774*
26437 - Instituto Federal de Roraima	**186.484.383**	**30.604.473**	**217.088.856**
1 - Pessoal e Encargos Sociais	145.471.471	30.604.473	176.075.944
1000 - Recursos Livres da União	*145.471.471*		*145.471.471*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*30.604.473*	*30.604.473*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	38.327.205		38.327.205
1000 - Recursos Livres da União	*38.290.735*		*38.290.735*
1050 - Recursos Próprios Livres da UO	*36.470*		*36.470*
4 - Investimentos	2.685.707		2.685.707
1000 - Recursos Livres da União	*2.685.707*		*2.685.707*
26438 - Instituto Federal de Santa Catarina	**825.709.923**	**120.709.875**	**946.419.798**
1 - Pessoal e Encargos Sociais	691.166.904	120.709.875	811.876.779
1000 - Recursos Livres da União	*691.166.904*		*691.166.904*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*120.709.875*	*120.709.875*
3 - Outras Despesas Correntes	129.444.030		129.444.030
1000 - Recursos Livres da União	*127.510.560*		*127.510.560*
1050 - Recursos Próprios Livres da UO	*1.933.470*		*1.933.470*
4 - Investimentos	5.098.989		5.098.989
1000 - Recursos Livres da União	*5.098.989*		*5.098.989*
26439 - Instituto Federal de São Paulo	**1.438.949.000**	**116.688.336**	**1.555.637.336**
1 - Pessoal e Encargos Sociais	1.148.337.540	116.688.336	1.265.025.876
1000 - Recursos Livres da União	*1.148.337.540*		*1.148.337.540*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*116.688.336*	*116.688.336*
3 - Outras Despesas Correntes	245.657.231		245.657.231
1000 - Recursos Livres da União	*243.833.315*		*243.833.315*
1050 - Recursos Próprios Livres da UO	*1.823.916*		*1.823.916*
4 - Investimentos	44.954.229		44.954.229
1000 - Recursos Livres da União	*43.454.229*		*43.454.229*
1050 - Recursos Próprios Livres da UO	*1.500.000*		*1.500.000*
26440 - Universidade Federal da Fronteira Sul	**425.910.278**	**3.265.011**	**429.175.289**
1 - Pessoal e Encargos Sociais	330.280.837	3.265.011	333.545.848
1000 - Recursos Livres da União	*330.280.837*		*330.280.837*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*3.265.011*	*3.265.011*
3 - Outras Despesas Correntes	80.470.295		80.470.295
1000 - Recursos Livres da União	*77.472.588*		*77.472.588*
1050 - Recursos Próprios Livres da UO	*884.007*		*884.007*
1081 - Convênios	*2.113.700*		*2.113.700*
4 - Investimentos	15.159.146		15.159.146
1000 - Recursos Livres da União	*14.959.146*		*14.959.146*
1081 - Convênios	*200.000*		*200.000*
26441 - Universidade Federal do Oeste do Pará	**297.682.127**	**7.724.278**	**305.406.405**
1 - Pessoal e Encargos Sociais	232.556.260	7.724.278	240.280.538
1000 - Recursos Livres da União	*232.556.260*		*232.556.260*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*7.724.278*	*7.724.278*
3 - Outras Despesas Correntes	63.883.029		63.883.029
1000 - Recursos Livres da União	*63.336.103*		*63.336.103*
1050 - Recursos Próprios Livres da UO	*79.549*		*79.549*
1081 - Convênios	*467.377*		*467.377*
4 - Investimentos	1.242.838		1.242.838
1000 - Recursos Livres da União	*650.000*		*650.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*592.838*		*592.838*
26442 - Universidade da Integração Internacional da Lusofonia	**227.355.481**	**1.758.643**	**229.114.124**
1 - Pessoal e Encargos Sociais	172.273.270	1.758.643	174.031.913
1000 - Recursos Livres da União	*172.273.270*		*172.273.270*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.758.643*	*1.758.643*
3 - Outras Despesas Correntes	54.020.989		54.020.989
1000 - Recursos Livres da União	*53.820.989*		*53.820.989*
1050 - Recursos Próprios Livres da UO	*200.000*		*200.000*
4 - Investimentos	1.061.222		1.061.222
1000 - Recursos Livres da União	*1.000.000*		*1.000.000*
1050 - Recursos Próprios Livres da UO	*61.222*		*61.222*
26443 - Empresa Brasileira de Serviços Hospitalares	**75.000**	**10.834.205.129**	**10.834.280.129**
1 - Pessoal e Encargos Sociais		9.472.466.876	9.472.466.876
1000 - Recursos Livres da União		*9.472.466.876*	*9.472.466.876*
3 - Outras Despesas Correntes	75.000	1.145.058.565	1.145.133.565
1000 - Recursos Livres da União	*75.000*	*973.870.077*	*973.945.077*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*171.188.488*	*171.188.488*
4 - Investimentos		216.679.688	216.679.688
1000 - Recursos Livres da União		*116.679.688*	*116.679.688*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*100.000.000*	*100.000.000*
26445 - Hospital Universitário da UNIFESP		**439.137.553**	**439.137.553**
1 - Pessoal e Encargos Sociais		409.830.494	409.830.494
1000 - Recursos Livres da União		*409.830.494*	*409.830.494*
3 - Outras Despesas Correntes		29.307.059	29.307.059
1000 - Recursos Livres da União		*29.307.059*	*29.307.059*
26447 - Universidade Federal do Oeste da Bahia	**175.923.355**	**804.450**	**176.727.805**
1 - Pessoal e Encargos Sociais	135.023.546	804.450	135.827.996
1000 - Recursos Livres da União	*135.023.546*		*135.023.546*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*804.450*	*804.450*
3 - Outras Despesas Correntes	37.719.595		37.719.595
1000 - Recursos Livres da União	*36.946.262*		*36.946.262*
1050 - Recursos Próprios Livres da UO	*773.333*		*773.333*
4 - Investimentos	3.180.214		3.180.214
1000 - Recursos Livres da União	*3.180.214*		*3.180.214*
26448 - Universidade Federal do Sul e Sudeste do Pará	**206.968.354**	**1.225.958**	**208.194.312**
1 - Pessoal e Encargos Sociais	167.609.236	1.225.958	168.835.194
1000 - Recursos Livres da União	*167.609.236*		*167.609.236*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.225.958*	*1.225.958*
3 - Outras Despesas Correntes	38.407.320		38.407.320
1000 - Recursos Livres da União	*38.310.771*		*38.310.771*
1050 - Recursos Próprios Livres da UO	*96.549*		*96.549*
4 - Investimentos	951.798		951.798
1000 - Recursos Livres da União	*50.000*		*50.000*
1081 - Convênios	*901.798*		*901.798*
26449 - Universidade Federal do Cariri	**190.978.634**	**2.466.484**	**193.445.118**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	146.991.786	2.466.484	149.458.270
1000 - Recursos Livres da União	*146.991.786*		*146.991.786*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.466.484*	*2.466.484*
3 - Outras Despesas Correntes	42.994.546		42.994.546
1000 - Recursos Livres da União	*41.650.948*		*41.650.948*
1050 - Recursos Próprios Livres da UO	*1.343.598*		*1.343.598*
4 - Investimentos	992.302		992.302
1000 - Recursos Livres da União	*992.302*		*992.302*
26450 - Universidade Federal do Sul da Bahia	**173.901.011**	**2.119.628**	**176.020.639**
1 - Pessoal e Encargos Sociais	137.213.345	2.119.628	139.332.973
1000 - Recursos Livres da União	*137.213.345*		*137.213.345*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.119.628*	*2.119.628*
3 - Outras Despesas Correntes	34.278.451		34.278.451
1000 - Recursos Livres da União	*33.556.879*		*33.556.879*
1050 - Recursos Próprios Livres da UO	*721.572*		*721.572*
4 - Investimentos	2.409.215		2.409.215
1000 - Recursos Livres da União	*2.409.215*		*2.409.215*
26452 - Universidade Federal de Catalão	**157.557.517**	**2.449.467**	**160.006.984**
1 - Pessoal e Encargos Sociais	131.411.736	2.449.467	133.861.203
1000 - Recursos Livres da União	*131.411.736*		*131.411.736*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.449.467*	*2.449.467*
3 - Outras Despesas Correntes	25.619.879		25.619.879
1000 - Recursos Livres da União	*25.545.433*		*25.545.433*
1050 - Recursos Próprios Livres da UO	*74.446*		*74.446*
4 - Investimentos	525.902		525.902
1000 - Recursos Livres da União	*515.902*		*515.902*
1050 - Recursos Próprios Livres da UO	*10.000*		*10.000*
26453 - Universidade Federal de Jataí	**173.668.292**	**2.067.182**	**175.735.474**
1 - Pessoal e Encargos Sociais	140.767.656	2.067.182	142.834.838
1000 - Recursos Livres da União	*140.767.656*		*140.767.656*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.067.182*	*2.067.182*
3 - Outras Despesas Correntes	32.312.502		32.312.502
1000 - Recursos Livres da União	*32.121.022*		*32.121.022*
1050 - Recursos Próprios Livres da UO	*191.480*		*191.480*
4 - Investimentos	588.134		588.134
1000 - Recursos Livres da União	*588.134*		*588.134*
26454 - Universidade Federal de Rondonópolis	**157.715.042**	**2.722.244**	**160.437.286**
1 - Pessoal e Encargos Sociais	124.952.029	2.722.244	127.674.273
1000 - Recursos Livres da União	*124.952.029*		*124.952.029*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.722.244*	*2.722.244*
3 - Outras Despesas Correntes	24.588.506		24.588.506
1000 - Recursos Livres da União	*24.386.023*		*24.386.023*
1050 - Recursos Próprios Livres da UO	*202.483*		*202.483*
4 - Investimentos	8.174.507		8.174.507
1000 - Recursos Livres da União	*8.174.507*		*8.174.507*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
26455 - Universidade Federal do Delta do Parnaíba	**140.798.676**	**1.569.413**	**142.368.089**
1 - Pessoal e Encargos Sociais	100.652.382	1.569.413	102.221.795
1000 - Recursos Livres da União	*100.652.382*		*100.652.382*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.569.413*	*1.569.413*
3 - Outras Despesas Correntes	28.884.249		28.884.249
1000 - Recursos Livres da União	*28.241.699*		*28.241.699*
1050 - Recursos Próprios Livres da UO	*642.550*		*642.550*
4 - Investimentos	11.262.045		11.262.045
1000 - Recursos Livres da União	*11.262.045*		*11.262.045*
26456 - Universidade Federal do Agreste de Pernambuco	**108.219.714**	**1.330.963**	**109.550.677**
1 - Pessoal e Encargos Sociais	86.948.242	1.330.963	88.279.205
1000 - Recursos Livres da União	*86.948.242*		*86.948.242*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.330.963*	*1.330.963*
3 - Outras Despesas Correntes	20.636.894		20.636.894
1000 - Recursos Livres da União	*20.575.270*		*20.575.270*
1050 - Recursos Próprios Livres da UO	*61.624*		*61.624*
4 - Investimentos	634.578		634.578
1000 - Recursos Livres da União	*634.578*		*634.578*
26457 - Universidade Federal do Norte do Tocantins	**159.756.653**	**143.292**	**159.899.945**
1 - Pessoal e Encargos Sociais	123.753.848	143.292	123.897.140
1000 - Recursos Livres da União	*123.753.848*		*123.753.848*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*143.292*	*143.292*
3 - Outras Despesas Correntes	33.528.361		33.528.361
1000 - Recursos Livres da União	*33.302.442*		*33.302.442*
1050 - Recursos Próprios Livres da UO	*225.919*		*225.919*
4 - Investimentos	2.474.444		2.474.444
1000 - Recursos Livres da União	*2.412.087*		*2.412.087*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*62.357*		*62.357*
28000 - Ministério do Desenvolvimento, Indústria, Comércio e	**3.554.874.937**	**283.069.326**	**3.837.944.263**
1 - Pessoal e Encargos Sociais	**878.124.938**	**283.036.293**	**1.161.161.231**
1000 - *Recursos Livres da União*	*410.721.579*		*410.721.579*
1002 - *Atividades-fim da Seguridade Social*		*25.921.891*	*25.921.891*
1050 - *Recursos Próprios Livres da UO*	*302.359.683*	*133.195.572*	*435.555.255*
1052 - *Recursos Livres da UO*	*165.043.676*		*165.043.676*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*123.918.830*	*123.918.830*
3 - Outras Despesas Correntes	**862.119.834**	**33.033**	**862.152.867**
1000 - *Recursos Livres da União*	*112.047.686*	*33.033*	*112.080.719*
1050 - *Recursos Próprios Livres da UO*	*170.586.728*		*170.586.728*
1052 - *Recursos Livres da UO*	*536.015.420*		*536.015.420*
1086 - *Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX*	*43.470.000*		*43.470.000*
4 - Investimentos	**42.480.646**		**42.480.646**
1000 - *Recursos Livres da União*	*13.105.187*		*13.105.187*
1050 - *Recursos Próprios Livres da UO*	*7.278.748*		*7.278.748*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*4.566.711*		*4.566.711*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1052 - *Recursos Livres da UO*	*13.000.000*		*13.000.000*
1086 - *Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX*	*4.530.000*		*4.530.000*
9 - Reserva de Contingência	**1.772.149.519**		**1.772.149.519**
1050 - *Recursos Próprios Livres da UO*	*554.306.564*		*554.306.564*
1052 - *Recursos Livres da UO*	*140.211.842*		*140.211.842*
1086 - *Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX*	*1.077.631.113*		*1.077.631.113*
28101 - Ministério do Desenvolvimento, Indústria, Comércio e	**1.466.273.974**		**1.466.273.974**
1 - Pessoal e Encargos Sociais	230.508.663		230.508.663
1000 - Recursos Livres da União	*230.508.663*		*230.508.663*
3 - Outras Despesas Correntes	141.059.011		141.059.011
1000 - Recursos Livres da União	*97.478.563*		*97.478.563*
1050 - Recursos Próprios Livres da UO	*110.448*		*110.448*
1086 - Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	*43.470.000*		*43.470.000*
4 - Investimentos	17.075.187		17.075.187
1000 - Recursos Livres da União	*12.545.187*		*12.545.187*
1086 - Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	*4.530.000*		*4.530.000*
9 - Reserva de Contingência	1.077.631.113		1.077.631.113
1086 - Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	*1.077.631.113*		*1.077.631.113*
28202 - Instituto Nacional de Metrologia, Qualidade e	**792.436.338**	**149.737.056**	**942.173.394**
1 - Pessoal e Encargos Sociais	223.011.957	149.704.023	372.715.980
1000 - Recursos Livres da União	*180.212.916*		*180.212.916*
1002 - Atividades-fim da Seguridade Social		*25.921.891*	*25.921.891*
1052 - Recursos Livres da UO	*42.799.041*		*42.799.041*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*123.782.132*	*123.782.132*
3 - Outras Despesas Correntes	559.864.381	33.033	559.897.414
1000 - Recursos Livres da União	*13.069.123*	*33.033*	*13.102.156*
1050 - Recursos Próprios Livres da UO	*57.283.955*		*57.283.955*
1052 - Recursos Livres da UO	*489.511.303*		*489.511.303*
4 - Investimentos	9.560.000		9.560.000
1000 - Recursos Livres da União	*60.000*		*60.000*
1052 - Recursos Livres da UO	*9.500.000*		*9.500.000*
28203 - Instituto Nacional da Propriedade Industrial - INPI	**959.205.451**	**133.195.572**	**1.092.401.023**
1 - Pessoal e Encargos Sociais	302.359.683	133.195.572	435.555.255
1050 - Recursos Próprios Livres da UO	*302.359.683*	*133.195.572*	*435.555.255*
3 - Outras Despesas Correntes	111.427.403		111.427.403
1000 - Recursos Livres da União	*1.500.000*		*1.500.000*
1050 - Recursos Próprios Livres da UO	*109.927.403*		*109.927.403*
4 - Investimentos	7.778.748		7.778.748
1000 - Recursos Livres da União	*500.000*		*500.000*
1050 - Recursos Próprios Livres da UO	*7.278.748*		*7.278.748*
9 - Reserva de Contingência	537.639.617		537.639.617
1050 - Recursos Próprios Livres da UO	*537.586.302*		*537.586.302*
1052 - Recursos Livres da UO	*53.315*		*53.315*
28233 - Superintendência da Zona Franca de Manaus -	**320.158.912**	**136.698**	**320.295.610**
1 - Pessoal e Encargos Sociais	122.244.635	136.698	122.381.333

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1052 - Recursos Livres da UO	*122.244.635*		*122.244.635*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*136.698*	*136.698*
3 - Outras Despesas Correntes	49.689.039		49.689.039
1050 - Recursos Próprios Livres da UO	*3.184.922*		*3.184.922*
1052 - Recursos Livres da UO	*46.504.117*		*46.504.117*
4 - Investimentos	8.066.711		8.066.711
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*4.566.711*		*4.566.711*
1052 - Recursos Livres da UO	*3.500.000*		*3.500.000*
9 - Reserva de Contingência	140.158.527		140.158.527
1052 - Recursos Livres da UO	*140.158.527*		*140.158.527*
28904 - Fundo de Garantia para Promoção da Competitividade -	**16.800.262**		**16.800.262**
3 - Outras Despesas Correntes	80.000		80.000
1050 - Recursos Próprios Livres da UO	*80.000*		*80.000*
9 - Reserva de Contingência	16.720.262		16.720.262
1050 - Recursos Próprios Livres da UO	*16.720.262*		*16.720.262*
30000 - Ministério da Justiça e Segurança Pública	**20.703.336.025**	**5.698.230.239**	**26.401.566.264**
1 - Pessoal e Encargos Sociais	**11.866.485.613**	**5.601.143.183**	**17.467.628.796**
1000 - *Recursos Livres da União*	*11.834.434.333*	*39.000*	*11.834.473.333*
1001 - *Recursos Livres da Seguridade Social*		*2.022.264.668*	*2.022.264.668*
1050 - *Recursos Próprios Livres da UO*	*18.792.805*		*18.792.805*
1052 - *Recursos Livres da UO*	*13.258.475*		*13.258.475*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*3.578.839.515*	*3.578.839.515*
3 - Outras Despesas Correntes	**5.082.108.169**	**62.447.916**	**5.144.556.085**
1000 - *Recursos Livres da União*	*1.930.164.267*	*2.142.186*	*1.932.306.453*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*60.305.730*	*60.305.730*
1019 - *FUNAPOL*	*636.069.753*		*636.069.753*
1025 - *Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e de Repressão ao Trá*	*24.662.147*		*24.662.147*
1050 - *Recursos Próprios Livres da UO*	*264.997.016*		*264.997.016*
1052 - *Recursos Livres da UO*	*130.656.534*		*130.656.534*
1083 - *Reparação de Danos Causados a Interesses Difusos e Coletivos*	*81.637.350*		*81.637.350*
1096 - *Doações Nacionais*	*51.058.170*		*51.058.170*
1121 - *Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço*	*804.247.331*		*804.247.331*
1144 - *Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul*	*732.947.832*		*732.947.832*
1251 - *Transferências do Fundo Nacional de Segurança Pública - FNSP*	*346.786.760*		*346.786.760*
9019 - *FUNAPOL*	*9.377.463*		*9.377.463*
9052 - *Recursos Livres da UO*	*69.503.546*		*69.503.546*
4 - Investimentos	**2.555.958.846**	**34.639.140**	**2.590.597.986**
1000 - *Recursos Livres da União*	*1.091.649.733*		*1.091.649.733*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*34.639.140*	*34.639.140*
1019 - *FUNAPOL*	*108.944.766*		*108.944.766*
1050 - *Recursos Próprios Livres da UO*	*52.230.846*		*52.230.846*
1052 - *Recursos Livres da UO*	*163.360.185*		*163.360.185*
1083 - *Reparação de Danos Causados a Interesses Difusos e Coletivos*	*38.362.650*		*38.362.650*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1121 - *Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço*	*229.716.635*		*229.716.635*
1144 - *Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul*	*134.772.168*		*134.772.168*
1251 - *Transferências do Fundo Nacional de Segurança Pública - FNSP*	*637.631.083*		*637.631.083*
9251 - *Transferências do Fundo Nacional de Segurança Pública - FNSP*	*99.290.780*		*99.290.780*
9 - Reserva de Contingência	**1.198.783.397**		**1.198.783.397**
1083 - *Reparação de Danos Causados a Interesses Difusos e Coletivos*	*526.463.948*		*526.463.948*
1144 - *Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul*	*554.163.421*		*554.163.421*
9052 - *Recursos Livres da UO*	*48.652.482*		*48.652.482*
9251 - *Transferências do Fundo Nacional de Segurança Pública - FNSP*	*69.503.546*		*69.503.546*
30101 - Ministério da Justiça e Segurança Pública -	**1.794.712.832**	**145.234.453**	**1.939.947.285**
1 - Pessoal e Encargos Sociais	631.831.224	145.184.971	777.016.195
1000 - Recursos Livres da União	*631.831.224*	*13.000*	*631.844.224*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*145.171.971*	*145.171.971*
3 - Outras Despesas Correntes	313.008.794	49.482	313.058.276
1000 - Recursos Livres da União	*308.752.551*	*49.482*	*308.802.033*
1052 - Recursos Livres da UO	*4.256.243*		*4.256.243*
4 - Investimentos	849.872.814		849.872.814
1000 - Recursos Livres da União	*849.562.814*		*849.562.814*
1052 - Recursos Livres da UO	*310.000*		*310.000*
30107 - Departamento de Polícia Rodoviária Federal	**6.275.189.123**	**2.337.072.306**	**8.612.261.429**
1 - Pessoal e Encargos Sociais	4.499.878.753	2.335.809.828	6.835.688.581
1000 - Recursos Livres da União	*4.479.551.489*	*13.000*	*4.479.564.489*
1001 - Recursos Livres da Seguridade Social		*931.733.714*	*931.733.714*
1050 - Recursos Próprios Livres da UO	*7.068.789*		*7.068.789*
1052 - Recursos Livres da UO	*13.258.475*		*13.258.475*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.404.063.114*	*1.404.063.114*
3 - Outras Despesas Correntes	1.024.588.157	1.262.478	1.025.850.635
1000 - Recursos Livres da União	*291.640.325*	*1.262.478*	*292.902.803*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*732.947.832*		*732.947.832*
4 - Investimentos	196.558.792		196.558.792
1000 - Recursos Livres da União	*58.786.624*		*58.786.624*
1050 - Recursos Próprios Livres da UO	*3.000.000*		*3.000.000*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*134.772.168*		*134.772.168*
9 - Reserva de Contingência	554.163.421		554.163.421
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*554.163.421*		*554.163.421*
30108 - Departamento de Polícia Federal	**8.959.986.693**	**3.119.953.251**	**12.079.939.944**
1 - Pessoal e Encargos Sociais	6.712.587.940	3.119.123.025	9.831.710.965
1000 - Recursos Livres da União	*6.712.587.940*	*13.000*	*6.712.600.940*
1001 - Recursos Livres da Seguridade Social		*1.090.530.954*	*1.090.530.954*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*2.028.579.071*	*2.028.579.071*
3 - Outras Despesas Correntes	1.959.937.794	830.226	1.960.768.020

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*1.289.277.528*	*830.226*	*1.290.107.754*
1019 - FUNAPOL	*636.069.753*		*636.069.753*
1025 - Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e de Repressão ao Trá	*24.662.147*		*24.662.147*
1050 - Recursos Próprios Livres da UO	*550.903*		*550.903*
9019 - FUNAPOL	*9.377.463*		*9.377.463*
4 - Investimentos	287.460.959		287.460.959
1000 - Recursos Livres da União	*178.516.193*		*178.516.193*
1019 - FUNAPOL	*108.944.766*		*108.944.766*
30211 - Conselho Administrativo de Defesa Econômica - Cade	**69.769.863**	**1.011.238**	**70.781.101**
1 - Pessoal e Encargos Sociais	16.629.695	1.011.238	17.640.933
1000 - Recursos Livres da União	*4.905.679*		*4.905.679*
1050 - Recursos Próprios Livres da UO	*11.724.016*		*11.724.016*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.011.238*	*1.011.238*
3 - Outras Despesas Correntes	46.084.902		46.084.902
1000 - Recursos Livres da União	*4.220.817*		*4.220.817*
1050 - Recursos Próprios Livres da UO	*41.864.085*		*41.864.085*
4 - Investimentos	7.055.266		7.055.266
1050 - Recursos Próprios Livres da UO	*7.055.266*		*7.055.266*
30212 - Agência Nacional de Proteção de Dados - ANPD	**43.309.149**	**14.121**	**43.323.270**
1 - Pessoal e Encargos Sociais	5.558.001	14.121	5.572.122
1000 - Recursos Livres da União	*5.558.001*		*5.558.001*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	33.018.046		33.018.046
1000 - Recursos Livres da União	*33.018.046*		*33.018.046*
4 - Investimentos	4.733.102		4.733.102
1000 - Recursos Livres da União	*4.733.102*		*4.733.102*
30905 - Fundo de Defesa de Direitos Difusos	**646.464.948**		**646.464.948**
3 - Outras Despesas Correntes	81.637.350		81.637.350
1083 - Reparação de Danos Causados a Interesses Difusos e Coletivos	*81.637.350*		*81.637.350*
4 - Investimentos	38.363.650		38.363.650
1000 - Recursos Livres da União	*1.000*		*1.000*
1083 - Reparação de Danos Causados a Interesses Difusos e Coletivos	*38.362.650*		*38.362.650*
9 - Reserva de Contingência	526.463.948		526.463.948
1083 - Reparação de Danos Causados a Interesses Difusos e Coletivos	*526.463.948*		*526.463.948*
30907 - Fundo Penitenciário Nacional	**607.261.638**		**607.261.638**
3 - Outras Despesas Correntes	401.816.158		401.816.158
1050 - Recursos Próprios Livres da UO	*75.976.718*		*75.976.718*
1052 - Recursos Livres da UO	*15.543.978*		*15.543.978*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*310.295.462*		*310.295.462*
4 - Investimentos	205.445.480		205.445.480
1052 - Recursos Livres da UO	*40.000.000*		*40.000.000*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*165.445.480*		*165.445.480*
30911 - Fundo Nacional de Segurança Pública	**2.107.237.340**		**2.107.237.340**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	1.086.686.423		1.086.686.423
1050 - Recursos Próprios Livres da UO	*52.039.530*		*52.039.530*
1052 - Recursos Livres da UO	*73.346.548*		*73.346.548*
1096 - Doações Nacionais	*51.058.170*		*51.058.170*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*493.951.869*		*493.951.869*
1251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*346.786.760*		*346.786.760*
9052 - Recursos Livres da UO	*69.503.546*		*69.503.546*
4 - Investimentos	902.394.889		902.394.889
1050 - Recursos Próprios Livres da UO	*42.175.580*		*42.175.580*
1052 - Recursos Livres da UO	*59.026.291*		*59.026.291*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*64.271.155*		*64.271.155*
1251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*637.631.083*		*637.631.083*
9251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*99.290.780*		*99.290.780*
9 - Reserva de Contingência	118.156.028		118.156.028
9052 - Recursos Livres da UO	*48.652.482*		*48.652.482*
9251 - Transferências do Fundo Nacional de Segurança Pública - FNSP	*69.503.546*		*69.503.546*
30912 - Fundo Nacional Antidrogas	**199.404.439**	**94.944.870**	**294.349.309**
3 - Outras Despesas Correntes	135.330.545	60.305.730	195.636.275
1000 - Recursos Livres da União	*3.255.000*		*3.255.000*
1003 - Recursos da UO para Aplicação na Seguridade Social		*60.305.730*	*60.305.730*
1050 - Recursos Próprios Livres da UO	*94.565.780*		*94.565.780*
1052 - Recursos Livres da UO	*37.509.765*		*37.509.765*
4 - Investimentos	64.073.894	34.639.140	98.713.034
1000 - Recursos Livres da União	*50.000*		*50.000*
1003 - Recursos da UO para Aplicação na Seguridade Social		*34.639.140*	*34.639.140*
1052 - Recursos Livres da UO	*64.023.894*		*64.023.894*
32000 - Ministério de Minas e Energia	**7.986.819.876**	**347.126.763**	**8.333.946.639**
1 - Pessoal e Encargos Sociais	**2.178.651.243**	**346.533.471**	**2.525.184.714**
1000 - *Recursos Livres da União*	*1.522.947.215*	*13.000*	*1.522.960.215*
1001 - *Recursos Livres da Seguridade Social*		*154.577.340*	*154.577.340*
1052 - *Recursos Livres da UO*	*655.704.028*		*655.704.028*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*191.943.131*	*191.943.131*
3 - Outras Despesas Correntes	**3.071.925.898**	**593.292**	**3.072.519.190**
1000 - *Recursos Livres da União*	*480.054.476*	*593.292*	*480.647.768*
1045 - *Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional*	*103.335.253*		*103.335.253*
1046 - *Estudos de Planejamento da Expansão do Sistema Energético*	*7.233.366*		*7.233.366*
1050 - *Recursos Próprios Livres da UO*	*129.972.056*		*129.972.056*
1052 - *Recursos Livres da UO*	*214.522.541*		*214.522.541*
1053 - *Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal*	*180.384.676*		*180.384.676*
1058 - *Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe*	*15.572.350*		*15.572.350*
1080 - *Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento*	*5.845.939*		*5.845.939*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1087 - *CDE - Conta de Desenvolvimento Energético*	*1.935.005.241*		*1.935.005.241*
4 - Investimentos	**66.025.805**		**66.025.805**
1000 - *Recursos Livres da União*	*40.560.503*		*40.560.503*
1045 - *Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional*	*3.939.714*		*3.939.714*
1050 - *Recursos Próprios Livres da UO*	*4.392.031*		*4.392.031*
1052 - *Recursos Livres da UO*	*5.136.629*		*5.136.629*
1053 - *Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal*	*8.756.928*		*8.756.928*
1058 - *Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe*	*2.440.000*		*2.440.000*
1080 - *Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento*	*800.000*		*800.000*
9 - Reserva de Contingência	**2.670.216.930**		**2.670.216.930**
1028 - *Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de Combustíveis Fósseis*	*819.308.329*		*819.308.329*
1045 - *Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional*	*143.533.705*		*143.533.705*
1046 - *Estudos de Planejamento da Expansão do Sistema Energético*	*168.332.705*		*168.332.705*
1050 - *Recursos Próprios Livres da UO*	*104.612*		*104.612*
1052 - *Recursos Livres da UO*	*873.278.222*		*873.278.222*
1053 - *Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal*	*254.854.121*		*254.854.121*
1080 - *Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento*	*410.805.236*		*410.805.236*
32101 - Ministério de Minas e Energia - Administração Direta	**944.642.799**	**106.233.617**	**1.050.876.416**
1 - Pessoal e Encargos Sociais	89.544.534	106.233.617	195.778.151
1000 - Recursos Livres da União	*89.544.534*	*13.000*	*89.557.534*
1001 - Recursos Livres da Seguridade Social		*92.729.705*	*92.729.705*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*13.490.912*	*13.490.912*
3 - Outras Despesas Correntes	264.090.518		264.090.518
1000 - Recursos Livres da União	*180.141.883*		*180.141.883*
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*83.948.635*		*83.948.635*
4 - Investimentos	11.869.806		11.869.806
1000 - Recursos Livres da União	*11.869.806*		*11.869.806*
9 - Reserva de Contingência	579.137.941		579.137.941
1046 - Estudos de Planejamento da Expansão do Sistema Energético	*168.332.705*		*168.332.705*
1080 - Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	*410.805.236*		*410.805.236*
32202 - Companhia de Pesquisa de Recursos Minerais - CPRM	**870.679.040**	**593.292**	**871.272.332**
1 - Pessoal e Encargos Sociais	565.064.245		565.064.245
1000 - Recursos Livres da União	*565.064.245*		*565.064.245*
3 - Outras Despesas Correntes	157.841.376	593.292	158.434.668
1000 - Recursos Livres da União	*53.744.755*	*593.292*	*54.338.047*
1045 - Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	*103.335.253*		*103.335.253*
1050 - Recursos Próprios Livres da UO	*761.368*		*761.368*
4 - Investimentos	4.239.714		4.239.714
1000 - Recursos Livres da União	*300.000*		*300.000*
1045 - Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	*3.939.714*		*3.939.714*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9 - Reserva de Contingência	143.533.705		143.533.705
1045 - Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	*143.533.705*		*143.533.705*
32265 - Agência Nacional do Petróleo, Gás Natural e	**1.622.179.957**	**27.719.480**	**1.649.899.437**
1 - Pessoal e Encargos Sociais	325.629.028	27.719.480	353.348.508
1052 - Recursos Livres da UO	*325.629.028*		*325.629.028*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*27.719.480*	*27.719.480*
3 - Outras Despesas Correntes	191.383.765		191.383.765
1000 - Recursos Livres da União	*47.457.471*		*47.457.471*
1050 - Recursos Próprios Livres da UO	*87.766.221*		*87.766.221*
1052 - Recursos Livres da UO	*56.160.073*		*56.160.073*
4 - Investimentos	24.950.928		24.950.928
1000 - Recursos Livres da União	*22.542.529*		*22.542.529*
1050 - Recursos Próprios Livres da UO	*280.000*		*280.000*
1052 - Recursos Livres da UO	*2.128.399*		*2.128.399*
9 - Reserva de Contingência	1.080.216.236		1.080.216.236
1028 - Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de Combustíveis Fósseis	*819.308.329*		*819.308.329*
1052 - Recursos Livres da UO	*260.907.907*		*260.907.907*
32266 - Agência Nacional de Energia Elétrica - ANEEL	**2.977.324.514**	**10.732.395**	**2.988.056.909**
1 - Pessoal e Encargos Sociais	241.573.089	10.732.395	252.305.484
1052 - Recursos Livres da UO	*241.573.089*		*241.573.089*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*10.732.395*	*10.732.395*
3 - Outras Despesas Correntes	2.120.372.880		2.120.372.880
1000 - Recursos Livres da União	*31.000.000*		*31.000.000*
1052 - Recursos Livres da UO	*154.367.639*		*154.367.639*
1087 - CDE - Conta de Desenvolvimento Energético	*1.935.005.241*		*1.935.005.241*
4 - Investimentos	3.008.230		3.008.230
1052 - Recursos Livres da UO	*3.008.230*		*3.008.230*
9 - Reserva de Contingência	612.370.315		612.370.315
1052 - Recursos Livres da UO	*612.370.315*		*612.370.315*
32314 - Empresa de Pesquisa Energética - EPE	**223.704.886**		**223.704.886**
1 - Pessoal e Encargos Sociais	170.784.944		170.784.944
1000 - Recursos Livres da União	*170.784.944*		*170.784.944*
3 - Outras Despesas Correntes	51.324.507		51.324.507
1000 - Recursos Livres da União	*36.940.387*		*36.940.387*
1046 - Estudos de Planejamento da Expansão do Sistema Energético	*7.233.366*		*7.233.366*
1050 - Recursos Próprios Livres da UO	*1.304.815*		*1.304.815*
1080 - Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	*5.845.939*		*5.845.939*
4 - Investimentos	1.595.435		1.595.435
1000 - Recursos Livres da União	*795.435*		*795.435*
1080 - Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	*800.000*		*800.000*
32396 - Agência Nacional de Mineração - ANM	**675.406.349**	**146.830.964**	**822.237.313**
1 - Pessoal e Encargos Sociais	291.557.225	146.830.964	438.388.189
1000 - Recursos Livres da União	*203.055.314*		*203.055.314*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1001 - Recursos Livres da Seguridade Social		*6.830.620*	*6.830.620*
1052 - Recursos Livres da UO	*88.501.911*		*88.501.911*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*140.000.344*	*140.000.344*
3 - Outras Despesas Correntes	120.133.463		120.133.463
1000 - Recursos Livres da União	*19.702.593*		*19.702.593*
1052 - Recursos Livres da UO	*3.994.829*		*3.994.829*
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*96.436.041*		*96.436.041*
4 - Investimentos	8.756.928		8.756.928
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*8.756.928*		*8.756.928*
9 - Reserva de Contingência	254.958.733		254.958.733
1050 - Recursos Próprios Livres da UO	*104.612*		*104.612*
1053 - Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	*254.854.121*		*254.854.121*
32398 - Nuclebrás Equipamentos Pesados S.A. - NUCLEP	**502.304.359**		**502.304.359**
1 - Pessoal e Encargos Sociais	370.509.535		370.509.535
1000 - Recursos Livres da União	*370.509.535*		*370.509.535*
3 - Outras Despesas Correntes	124.262.122		124.262.122
1000 - Recursos Livres da União	*84.122.470*		*84.122.470*
1050 - Recursos Próprios Livres da UO	*40.139.652*		*40.139.652*
4 - Investimentos	7.532.702		7.532.702
1000 - Recursos Livres da União	*3.420.671*		*3.420.671*
1050 - Recursos Próprios Livres da UO	*4.112.031*		*4.112.031*
32401 - Autoridade Nacional de Segurança Nuclear - ANSN	**170.577.972**	**55.017.015**	**225.594.987**
1 - Pessoal e Encargos Sociais	123.988.643	55.017.015	179.005.658
1000 - Recursos Livres da União	*123.988.643*		*123.988.643*
1001 - Recursos Livres da Seguridade Social		*55.017.015*	*55.017.015*
3 - Outras Despesas Correntes	42.517.267		42.517.267
1000 - Recursos Livres da União	*26.944.917*		*26.944.917*
1058 - Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe	*15.572.350*		*15.572.350*
4 - Investimentos	4.072.062		4.072.062
1000 - Recursos Livres da União	*1.632.062*		*1.632.062*
1058 - Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe	*2.440.000*		*2.440.000*
33000 - Ministério da Previdência Social	**0**	**1.146.634.788.350**	**1.146.634.788.350**
1 - Pessoal e Encargos Sociais		**13.586.427.872**	**13.586.427.872**
1001 - *Recursos Livres da Seguridade Social*		*8.730.727.874*	*8.730.727.874*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*35.723.585*	*35.723.585*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*3.023.826.308*	*3.023.826.308*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*1.796.150.105*	*1.796.150.105*
3 - Outras Despesas Correntes		**1.132.991.603.002**	**1.132.991.603.002**
1000 - *Recursos Livres da União*		*2.776.996.582*	*2.776.996.582*
1001 - *Recursos Livres da Seguridade Social*		*125.255.498*	*125.255.498*
1002 - *Atividades-fim da Seguridade Social*		*54.996.262.994*	*54.996.262.994*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*19.681.993*	*19.681.993*
1040 - *Seguro-Desemprego, Abono Salarial e Previdência Social*		*19.072.514.515*	*19.072.514.515*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*2.837.487.880*	*2.837.487.880*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1054 - *Benefícios do Regime Geral de Previdência Social*		*791.685.256.470*	*791.685.256.470*
1123 - *Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da*		*3.845.405.194*	*3.845.405.194*
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*		*25.392.358.271*	*25.392.358.271*
9000 - *Recursos Livres da União*		*4.931.405.440*	*4.931.405.440*
9001 - *Recursos Livres da Seguridade Social*		*3.255.703.814*	*3.255.703.814*
9002 - *Atividades-fim da Seguridade Social*		*4.757.931.816*	*4.757.931.816*
9054 - *Benefícios do Regime Geral de Previdência Social*		*1.199.999.998*	*1.199.999.998*
9444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*		*218.095.342.537*	*218.095.342.537*
4 - Investimentos		**45.156.549**	**45.156.549**
1000 - *Recursos Livres da União*		*900.000*	*900.000*
1001 - *Recursos Livres da Seguridade Social*		*9.016.268*	*9.016.268*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*3.740.281*	*3.740.281*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*31.500.000*	*31.500.000*
9 - Reserva de Contingência		**11.600.927**	**11.600.927**
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*9.850.228*	*9.850.228*
1039 - *Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência Complementar*		*1.678.032*	*1.678.032*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*72.667*	*72.667*
33101 - Ministério da Previdência Social - Administração Direta		**2.528.279.981**	**2.528.279.981**
1 - Pessoal e Encargos Sociais		1.509.993.033	1.509.993.033
1001 - Recursos Livres da Seguridade Social		*1.509.863.307*	*1.509.863.307*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*129.726*	*129.726*
3 - Outras Despesas Correntes		1.009.270.680	1.009.270.680
1000 - Recursos Livres da União		*872.495.979*	*872.495.979*
1001 - Recursos Livres da Seguridade Social		*119.013.511*	*119.013.511*
1002 - Atividades-fim da Seguridade Social		*17.761.190*	*17.761.190*
4 - Investimentos		9.016.268	9.016.268
1001 - Recursos Livres da Seguridade Social		*9.016.268*	*9.016.268*
33201 - Instituto Nacional do Seguro Social		**16.452.104.758**	**16.452.104.758**
1 - Pessoal e Encargos Sociais		12.040.711.254	12.040.711.254
1001 - Recursos Livres da Seguridade Social		*7.220.864.567*	*7.220.864.567*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*3.023.826.308*	*3.023.826.308*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.796.020.379*	*1.796.020.379*
3 - Outras Despesas Correntes		4.378.993.504	4.378.993.504
1000 - Recursos Livres da União		*1.904.500.603*	*1.904.500.603*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*2.474.492.901*	*2.474.492.901*
4 - Investimentos		32.400.000	32.400.000
1000 - Recursos Livres da União		*900.000*	*900.000*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*31.500.000*	*31.500.000*
33206 - Superintendência Nacional de Previdência		**70.746.786**	**70.746.786**
1 - Pessoal e Encargos Sociais		35.723.585	35.723.585
1003 - Recursos da UO para Aplicação na Seguridade Social		*35.723.585*	*35.723.585*
3 - Outras Despesas Correntes		19.681.993	19.681.993

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1003 - Recursos da UO para Aplicação na Seguridade Social		*19.681.993*	*19.681.993*
4 - Investimentos		3.740.281	3.740.281
1003 - Recursos da UO para Aplicação na Seguridade Social		*3.740.281*	*3.740.281*
9 - Reserva de Contingência		11.600.927	11.600.927
1003 - Recursos da UO para Aplicação na Seguridade Social		*9.850.228*	*9.850.228*
1039 - Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência Complementar		*1.678.032*	*1.678.032*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*72.667*	*72.667*
33904 - Fundo do Regime Geral de Previdência Social		**1.127.583.656.825**	**1.127.583.656.825**
3 - Outras Despesas Correntes		1.127.583.656.825	1.127.583.656.825
1001 - Recursos Livres da Seguridade Social		*6.241.987*	*6.241.987*
1002 - Atividades-fim da Seguridade Social		*54.978.501.804*	*54.978.501.804*
1040 - Seguro-Desemprego, Abono Salarial e Previdência Social		*19.072.514.515*	*19.072.514.515*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*362.994.979*	*362.994.979*
1054 - Benefícios do Regime Geral de Previdência Social		*791.685.256.470*	*791.685.256.470*
1123 - Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da		*3.845.405.194*	*3.845.405.194*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen		*25.392.358.271*	*25.392.358.271*
9000 - Recursos Livres da União		*4.931.405.440*	*4.931.405.440*
9001 - Recursos Livres da Seguridade Social		*3.255.703.814*	*3.255.703.814*
9002 - Atividades-fim da Seguridade Social		*4.757.931.816*	*4.757.931.816*
9054 - Benefícios do Regime Geral de Previdência Social		*1.199.999.998*	*1.199.999.998*
9444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen		*218.095.342.537*	*218.095.342.537*
35000 - Ministério das Relações Exteriores	**5.007.078.996**	**524.814.028**	**5.531.893.024**
1 - Pessoal e Encargos Sociais	**1.818.016.879**	**524.814.028**	**2.342.830.907**
1000 - *Recursos Livres da União*	*1.818.016.879*	*13.000*	*1.818.029.879*
1001 - *Recursos Livres da Seguridade Social*		*146.217.653*	*146.217.653*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*378.583.375*	*378.583.375*
3 - Outras Despesas Correntes	**3.141.675.409**		**3.141.675.409**
1000 - *Recursos Livres da União*	*2.871.444.690*		*2.871.444.690*
1050 - *Recursos Próprios Livres da UO*	*4.316.863*		*4.316.863*
1052 - *Recursos Livres da UO*	*265.913.856*		*265.913.856*
4 - Investimentos	**39.972.804**		**39.972.804**
1000 - *Recursos Livres da União*	*39.972.804*		*39.972.804*
5 - Inversões Financeiras	**7.413.904**		**7.413.904**
1000 - *Recursos Livres da União*	*7.413.904*		*7.413.904*
35101 - Ministério das Relações Exteriores - Administração	**4.991.300.298**	**524.799.907**	**5.516.100.205**
1 - Pessoal e Encargos Sociais	1.808.474.497	524.799.907	2.333.274.404
1000 - Recursos Livres da União	*1.808.474.497*	*13.000*	*1.808.487.497*
1001 - Recursos Livres da Seguridade Social		*146.217.653*	*146.217.653*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*378.569.254*	*378.569.254*
3 - Outras Despesas Correntes	3.135.539.593		3.135.539.593
1000 - Recursos Livres da União	*2.865.367.208*		*2.865.367.208*
1050 - Recursos Próprios Livres da UO	*4.258.529*		*4.258.529*
1052 - Recursos Livres da UO	*265.913.856*		*265.913.856*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
4 - Investimentos	39.872.304		39.872.304
1000 - Recursos Livres da União	*39.872.304*		*39.872.304*
5 - Inversões Financeiras	7.413.904		7.413.904
1000 - Recursos Livres da União	*7.413.904*		*7.413.904*
35201 - Fundação Alexandre de Gusmão	**15.778.698**	**14.121**	**15.792.819**
1 - Pessoal e Encargos Sociais	9.542.382	14.121	9.556.503
1000 - Recursos Livres da União	*9.542.382*		*9.542.382*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	6.135.816		6.135.816
1000 - Recursos Livres da União	*6.077.482*		*6.077.482*
1050 - Recursos Próprios Livres da UO	*58.334*		*58.334*
4 - Investimentos	100.500		100.500
1000 - Recursos Livres da União	*100.500*		*100.500*
36000 - Ministério da Saúde	**0**	**270.698.242.024**	**270.698.242.024**
1 - Pessoal e Encargos Sociais		**24.248.391.734**	**24.248.391.734**
1000 - *Recursos Livres da União*		*299.502*	*299.502*
1001 - *Recursos Livres da Seguridade Social*		*10.080.693.772*	*10.080.693.772*
1002 - *Atividades-fim da Seguridade Social*		*11.229.928.574*	*11.229.928.574*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*641.090.436*	*641.090.436*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*2.296.379.450*	*2.296.379.450*
3 - Outras Despesas Correntes		**229.233.594.622**	**229.233.594.622**
1000 - *Recursos Livres da União*		*7.985.228.953*	*7.985.228.953*
1001 - *Recursos Livres da Seguridade Social*		*105.490.891.657*	*105.490.891.657*
1002 - *Atividades-fim da Seguridade Social*		*110.193.241.109*	*110.193.241.109*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*1.212.673.536*	*1.212.673.536*
1035 - *Ações e Serviços Públicos de Saúde - ASPS*		*2.448.537.494*	*2.448.537.494*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*291.502.497*	*291.502.497*
1122 - *Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza*		*4.950.000*	*4.950.000*
1132 - *Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de*		*210.463.501*	*210.463.501*
1184 - *Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde*		*29.675.615*	*29.675.615*
9035 - *Ações e Serviços Públicos de Saúde - ASPS*		*1.339.637.510*	*1.339.637.510*
9184 - *Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde*		*26.792.750*	*26.792.750*
4 - Investimentos		**16.892.855.323**	**16.892.855.323**
1000 - *Recursos Livres da União*		*2.684.216.066*	*2.684.216.066*
1001 - *Recursos Livres da Seguridade Social*		*8.615.065.245*	*8.615.065.245*
1002 - *Atividades-fim da Seguridade Social*		*5.091.241.185*	*5.091.241.185*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*16.716.952*	*16.716.952*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*14.000.000*	*14.000.000*
1132 - *Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de*		*52.615.875*	*52.615.875*
1448 - *Objeto Contratual da Operação de Crédito Externa em Moeda*		*419.000.000*	*419.000.000*
5 - Inversões Financeiras		**250.000.000**	**250.000.000**
1002 - *Atividades-fim da Seguridade Social*		*250.000.000*	*250.000.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9 - Reserva de Contingência		**73.400.345**	**73.400.345**
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*73.400.345*	*73.400.345*
36201 - Fundação Oswaldo Cruz		**9.557.183.503**	**9.557.183.503**
1 - Pessoal e Encargos Sociais		1.972.734.609	1.972.734.609
1000 - Recursos Livres da União		*183.735*	*183.735*
1001 - Recursos Livres da Seguridade Social		*1.440.308.699*	*1.440.308.699*
1002 - Atividades-fim da Seguridade Social		*25.737.832*	*25.737.832*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*506.504.343*	*506.504.343*
3 - Outras Despesas Correntes		7.119.790.842	7.119.790.842
1000 - Recursos Livres da União		*72.295.927*	*72.295.927*
1001 - Recursos Livres da Seguridade Social		*2.508.725.318*	*2.508.725.318*
1002 - Atividades-fim da Seguridade Social		*4.531.235.786*	*4.531.235.786*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*7.533.811*	*7.533.811*
4 - Investimentos		464.658.052	464.658.052
1001 - Recursos Livres da Seguridade Social		*276.028.790*	*276.028.790*
1002 - Atividades-fim da Seguridade Social		*188.629.262*	*188.629.262*
36210 - Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO		**3.172.452.457**	**3.172.452.457**
1 - Pessoal e Encargos Sociais		2.464.445.260	2.464.445.260
1001 - Recursos Livres da Seguridade Social		*2.464.445.260*	*2.464.445.260*
3 - Outras Despesas Correntes		631.592.493	631.592.493
1000 - Recursos Livres da União		*217.219.534*	*217.219.534*
1001 - Recursos Livres da Seguridade Social		*406.319.459*	*406.319.459*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*8.053.500*	*8.053.500*
4 - Investimentos		76.414.704	76.414.704
1001 - Recursos Livres da Seguridade Social		*62.414.704*	*62.414.704*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*14.000.000*	*14.000.000*
36211 - Fundação Nacional de Saúde		**2.772.903.314**	**2.772.903.314**
1 - Pessoal e Encargos Sociais		2.149.685.415	2.149.685.415
1000 - Recursos Livres da União		*14.121*	*14.121*
1001 - Recursos Livres da Seguridade Social		*364.357.989*	*364.357.989*
1002 - Atividades-fim da Seguridade Social		*1.745.654.946*	*1.745.654.946*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*39.658.359*	*39.658.359*
3 - Outras Despesas Correntes		265.038.518	265.038.518
1000 - Recursos Livres da União		*48.947.766*	*48.947.766*
1001 - Recursos Livres da Seguridade Social		*129.225.655*	*129.225.655*
1002 - Atividades-fim da Seguridade Social		*80.406.791*	*80.406.791*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*6.458.306*	*6.458.306*
4 - Investimentos		358.179.381	358.179.381
1001 - Recursos Livres da Seguridade Social		*263.685.817*	*263.685.817*
1002 - Atividades-fim da Seguridade Social		*94.493.564*	*94.493.564*
36212 - Agência Nacional de Vigilância Sanitária - ANVISA		**1.153.213.271**	**1.153.213.271**
1 - Pessoal e Encargos Sociais		880.823.477	880.823.477
1000 - Recursos Livres da União		*87.525*	*87.525*
1001 - Recursos Livres da Seguridade Social		*248.500.651*	*248.500.651*
1002 - Atividades-fim da Seguridade Social		*91.030.810*	*91.030.810*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1003 - Recursos da UO para Aplicação na Seguridade Social		*381.939.867*	*381.939.867*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*159.264.624*	*159.264.624*
3 - Outras Despesas Correntes		257.389.794	257.389.794
1000 - Recursos Livres da União		*36.525.412*	*36.525.412*
1001 - Recursos Livres da Seguridade Social		*10.820.007*	*10.820.007*
1002 - Atividades-fim da Seguridade Social		*8.091.792*	*8.091.792*
1003 - Recursos da UO para Aplicação na Seguridade Social		*199.668.239*	*199.668.239*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*2.284.344*	*2.284.344*
4 - Investimentos		15.000.000	15.000.000
1003 - Recursos da UO para Aplicação na Seguridade Social		*15.000.000*	*15.000.000*
36213 - Agência Nacional de Saúde Suplementar - ANS		**633.423.211**	**633.423.211**
1 - Pessoal e Encargos Sociais		259.150.569	259.150.569
1003 - Recursos da UO para Aplicação na Seguridade Social		*259.150.569*	*259.150.569*
3 - Outras Despesas Correntes		298.655.345	298.655.345
1000 - Recursos Livres da União		*39.500.000*	*39.500.000*
1001 - Recursos Livres da Seguridade Social		*10.000.000*	*10.000.000*
1003 - Recursos da UO para Aplicação na Seguridade Social		*248.677.120*	*248.677.120*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*478.225*	*478.225*
4 - Investimentos		2.216.952	2.216.952
1000 - Recursos Livres da União		*500.000*	*500.000*
1003 - Recursos da UO para Aplicação na Seguridade Social		*1.716.952*	*1.716.952*
9 - Reserva de Contingência		73.400.345	73.400.345
1003 - Recursos da UO para Aplicação na Seguridade Social		*73.400.345*	*73.400.345*
36901 - Fundo Nacional de Saúde		**253.409.066.268**	**253.409.066.268**
1 - Pessoal e Encargos Sociais		16.521.552.404	16.521.552.404
1000 - Recursos Livres da União		*14.121*	*14.121*
1001 - Recursos Livres da Seguridade Social		*5.563.081.173*	*5.563.081.173*
1002 - Atividades-fim da Seguridade Social		*9.367.504.986*	*9.367.504.986*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.590.952.124*	*1.590.952.124*
3 - Outras Despesas Correntes		220.661.127.630	220.661.127.630
1000 - Recursos Livres da União		*7.570.740.314*	*7.570.740.314*
1001 - Recursos Livres da Seguridade Social		*102.425.801.218*	*102.425.801.218*
1002 - Atividades-fim da Seguridade Social		*105.573.506.740*	*105.573.506.740*
1003 - Recursos da UO para Aplicação na Seguridade Social		*764.328.177*	*764.328.177*
1035 - Ações e Serviços Públicos de Saúde - ASPS		*2.448.537.494*	*2.448.537.494*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*266.694.311*	*266.694.311*
1122 - Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza		*4.950.000*	*4.950.000*
1132 - Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de		*210.463.501*	*210.463.501*
1184 - Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde		*29.675.615*	*29.675.615*
9035 - Ações e Serviços Públicos de Saúde - ASPS		*1.339.637.510*	*1.339.637.510*
9184 - Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde		*26.792.750*	*26.792.750*
4 - Investimentos		15.976.386.234	15.976.386.234
1000 - Recursos Livres da União		*2.683.716.066*	*2.683.716.066*
1001 - Recursos Livres da Seguridade Social		*8.012.935.934*	*8.012.935.934*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1002 - Atividades-fim da Seguridade Social		*4.808.118.359*	*4.808.118.359*
1132 - Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de		*52.615.875*	*52.615.875*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda		*419.000.000*	*419.000.000*
5 - Inversões Financeiras		250.000.000	250.000.000
1002 - Atividades-fim da Seguridade Social		*250.000.000*	*250.000.000*
37000 - Controladoria-Geral da União	**1.303.562.989**	**355.333.538**	**1.658.896.527**
1 - Pessoal e Encargos Sociais	**1.112.739.353**	**355.333.538**	**1.468.072.891**
1000 - *Recursos Livres da União*	*1.112.739.353*	*13.000*	*1.112.752.353*
1001 - *Recursos Livres da Seguridade Social*		*72.453.557*	*72.453.557*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*282.866.981*	*282.866.981*
3 - Outras Despesas Correntes	**183.714.249**		**183.714.249**
1000 - *Recursos Livres da União*	*183.714.249*		*183.714.249*
4 - Investimentos	**7.109.387**		**7.109.387**
1000 - *Recursos Livres da União*	*7.109.387*		*7.109.387*
37101 - Controladoria-Geral da União - Administração Direta	**1.303.562.989**	**355.333.538**	**1.658.896.527**
1 - Pessoal e Encargos Sociais	1.112.739.353	355.333.538	1.468.072.891
1000 - Recursos Livres da União	*1.112.739.353*	*13.000*	*1.112.752.353*
1001 - Recursos Livres da Seguridade Social		*72.453.557*	*72.453.557*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*282.866.981*	*282.866.981*
3 - Outras Despesas Correntes	183.714.249		183.714.249
1000 - Recursos Livres da União	*183.714.249*		*183.714.249*
4 - Investimentos	7.109.387		7.109.387
1000 - Recursos Livres da União	*7.109.387*		*7.109.387*
39000 - Ministério dos Transportes	**18.850.406.217**	**363.910.539**	**19.214.316.756**
1 - Pessoal e Encargos Sociais	**1.385.802.885**	**344.222.831**	**1.730.025.716**
1000 - *Recursos Livres da União*	*1.072.780.975*		*1.072.780.975*
1001 - *Recursos Livres da Seguridade Social*		*62.666.814*	*62.666.814*
1050 - *Recursos Próprios Livres da UO*	*256.878.281*		*256.878.281*
1052 - *Recursos Livres da UO*	*56.143.629*		*56.143.629*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*281.556.017*	*281.556.017*
3 - Outras Despesas Correntes	**2.157.759.677**	**19.687.708**	**2.177.447.385**
1000 - *Recursos Livres da União*	*1.513.103.416*	*19.687.708*	*1.532.791.124*
1011 - *Destinações da Cide-Combustíveis*	*1.500.000*		*1.500.000*
1050 - *Recursos Próprios Livres da UO*	*369.940.356*		*369.940.356*
1052 - *Recursos Livres da UO*	*103.688.264*		*103.688.264*
1144 - *Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul*	*169.527.641*		*169.527.641*
4 - Investimentos	**13.495.291.253**		**13.495.291.253**
1000 - *Recursos Livres da União*	*11.057.558.783*		*11.057.558.783*
1011 - *Destinações da Cide-Combustíveis*	*1.845.538.656*		*1.845.538.656*
1050 - *Recursos Próprios Livres da UO*	*1.000.000*		*1.000.000*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*2.284.723*		*2.284.723*
1144 - *Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul*	*588.909.091*		*588.909.091*
5 - Inversões Financeiras	**251.648.041**		**251.648.041**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - *Recursos Livres da União*	*242.146.163*		*242.146.163*
1050 - *Recursos Próprios Livres da UO*	*9.501.878*		*9.501.878*
9 - Reserva de Contingência	**1.559.904.361**		**1.559.904.361**
1050 - *Recursos Próprios Livres da UO*	*210.992.566*		*210.992.566*
1052 - *Recursos Livres da UO*	*92.965.924*		*92.965.924*
1144 - *Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul*	*718.936.648*		*718.936.648*
1180 - *Infraestrutura logística ou de mobilidade ferroviária de titularidade pública*	*275.227.138*		*275.227.138*
1181 - *Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º do art. 66 d*	*261.782.085*		*261.782.085*
39101 - Ministério dos Transportes - Administração Direta	**1.242.678.870**	**21.451**	**1.242.700.321**
1 - Pessoal e Encargos Sociais	152.399.799		152.399.799
1000 - Recursos Livres da União	*152.399.799*		*152.399.799*
3 - Outras Despesas Correntes	255.206.842	21.451	255.228.293
1000 - Recursos Livres da União	*185.708.769*	*21.451*	*185.730.220*
1050 - Recursos Próprios Livres da UO	*69.498.073*		*69.498.073*
4 - Investimentos	592.926.066		592.926.066
1000 - Recursos Livres da União	*592.926.066*		*592.926.066*
5 - Inversões Financeiras	242.146.163		242.146.163
1000 - Recursos Livres da União	*242.146.163*		*242.146.163*
39207 - VALEC - Engenharia, Construções e Ferrovias S.A.	**718.147.037**		**718.147.037**
1 - Pessoal e Encargos Sociais	217.580.246		217.580.246
1000 - Recursos Livres da União	*217.580.246*		*217.580.246*
3 - Outras Despesas Correntes	159.412.976		159.412.976
1000 - Recursos Livres da União	*130.924.112*		*130.924.112*
1050 - Recursos Próprios Livres da UO	*28.488.864*		*28.488.864*
4 - Investimentos	341.153.815		341.153.815
1000 - Recursos Livres da União	*341.153.815*		*341.153.815*
39250 - Agência Nacional de Transportes Terrestres - ANTT	**1.427.565.324**	**35.087.455**	**1.462.652.779**
1 - Pessoal e Encargos Sociais	313.021.910	35.087.455	348.109.365
1050 - Recursos Próprios Livres da UO	*256.878.281*		*256.878.281*
1052 - Recursos Livres da UO	*56.143.629*		*56.143.629*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*35.087.455*	*35.087.455*
3 - Outras Despesas Correntes	398.974.324		398.974.324
1000 - Recursos Livres da União	*115.000.000*		*115.000.000*
1050 - Recursos Próprios Livres da UO	*178.086.060*		*178.086.060*
1052 - Recursos Livres da UO	*103.688.264*		*103.688.264*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*2.200.000*		*2.200.000*
4 - Investimentos	1.000.000		1.000.000
1050 - Recursos Próprios Livres da UO	*1.000.000*		*1.000.000*
5 - Inversões Financeiras	9.501.878		9.501.878
1050 - Recursos Próprios Livres da UO	*9.501.878*		*9.501.878*
9 - Reserva de Contingência	705.067.212		705.067.212
1052 - Recursos Livres da UO	*92.965.924*		*92.965.924*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*75.092.065*		*75.092.065*
1180 - Infraestrutura logística ou de mobilidade ferroviária de titularidade pública	*275.227.138*		*275.227.138*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1181 - Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º do art. 66 d	*261.782.085*		*261.782.085*
39252 - Departamento Nacional de Infraestrutura de	**14.443.932.647**	**328.801.633**	**14.772.734.280**
1 - Pessoal e Encargos Sociais	702.800.930	309.135.376	1.011.936.306
1000 - Recursos Livres da União	*702.800.930*		*702.800.930*
1001 - Recursos Livres da Seguridade Social		*62.666.814*	*62.666.814*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*246.468.562*	*246.468.562*
3 - Outras Despesas Correntes	1.181.920.345	19.666.257	1.201.586.602
1000 - Recursos Livres da União	*981.470.535*	*19.666.257*	*1.001.136.792*
1011 - Destinações da Cide-Combustíveis	*500.000*		*500.000*
1050 - Recursos Próprios Livres da UO	*93.867.359*		*93.867.359*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*106.082.451*		*106.082.451*
4 - Investimentos	12.559.211.372		12.559.211.372
1000 - Recursos Livres da União	*10.123.478.902*		*10.123.478.902*
1011 - Destinações da Cide-Combustíveis	*1.845.538.656*		*1.845.538.656*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*2.284.723*		*2.284.723*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*587.909.091*		*587.909.091*
39905 - Fundo Nacional de Segurança e Educação do Trânsito -	**1.018.082.339**		**1.018.082.339**
3 - Outras Despesas Correntes	162.245.190		162.245.190
1000 - Recursos Livres da União	*100.000.000*		*100.000.000*
1011 - Destinações da Cide-Combustíveis	*1.000.000*		*1.000.000*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*61.245.190*		*61.245.190*
4 - Investimentos	1.000.000		1.000.000
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*1.000.000*		*1.000.000*
9 - Reserva de Contingência	854.837.149		854.837.149
1050 - Recursos Próprios Livres da UO	*210.992.566*		*210.992.566*
1144 - Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	*643.844.583*		*643.844.583*
40000 - Ministério do Trabalho e Emprego	**25.667.882.391**	**97.472.253.583**	**123.140.135.974**
1 - Pessoal e Encargos Sociais	**1.621.237.738**	**68.513.345**	**1.689.751.083**
1000 - *Recursos Livres da União*	*924.492.787*		*924.492.787*
1052 - *Recursos Livres da UO*	*696.744.951*		*696.744.951*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*68.513.345*	*68.513.345*
3 - Outras Despesas Correntes	**726.969.509**	**97.362.608.467**	**98.089.577.976**
1000 - *Recursos Livres da União*	*651.130.869*	*60.551.838*	*711.682.707*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*103.974.092*	*103.974.092*
1040 - *Seguro-Desemprego, Abono Salarial e Previdência Social*		*64.375.182.759*	*64.375.182.759*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*31.966.050.462*	*31.966.050.462*
1050 - *Recursos Próprios Livres da UO*	*3.763.140*		*3.763.140*
1052 - *Recursos Livres da UO*	*30.198.000*		*30.198.000*
1084 - *FGTS*	*41.877.500*		*41.877.500*
9001 - *Recursos Livres da Seguridade Social*		*55.606.040*	*55.606.040*
9040 - *Seguro-Desemprego, Abono Salarial e Previdência Social*		*801.243.276*	*801.243.276*
4 - Investimentos	**27.649.228**	**41.131.771**	**68.780.999**
1000 - *Recursos Livres da União*	*25.249.228*	*425.000*	*25.674.228*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*40.706.771*	*40.706.771*
1052 - *Recursos Livres da UO*	*2.400.000*		*2.400.000*
5 - Inversões Financeiras	**22.994.229.521**		**22.994.229.521**
1041 - *Programas de Desenvolvimento Econômico - BNDES*	*22.776.113.296*		*22.776.113.296*
9041 - *Programas de Desenvolvimento Econômico - BNDES*	*218.116.225*		*218.116.225*
9 - Reserva de Contingência	**297.796.395**		**297.796.395**
1052 - *Recursos Livres da UO*	*297.796.395*		*297.796.395*
40101 - Ministério do Trabalho e Emprego - Administração	**2.608.220.957**	**1.278.741**	**2.609.499.698**
1 - Pessoal e Encargos Sociais	1.574.281.618	1.278.741	1.575.560.359
1000 - Recursos Livres da União	*877.536.667*		*877.536.667*
1052 - Recursos Livres da UO	*696.744.951*		*696.744.951*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.278.741*	*1.278.741*
3 - Outras Despesas Correntes	710.508.103		710.508.103
1000 - Recursos Livres da União	*638.432.603*		*638.432.603*
1052 - Recursos Livres da UO	*30.198.000*		*30.198.000*
1084 - FGTS	*41.877.500*		*41.877.500*
4 - Investimentos	25.634.841		25.634.841
1000 - Recursos Livres da União	*23.234.841*		*23.234.841*
1052 - Recursos Livres da UO	*2.400.000*		*2.400.000*
9 - Reserva de Contingência	297.796.395		297.796.395
1052 - Recursos Livres da UO	*297.796.395*		*297.796.395*
40203 - Fundação Jorge Duprat Figueiredo de Segurança e	**65.431.913**	**67.234.604**	**132.666.517**
1 - Pessoal e Encargos Sociais	46.956.120	67.234.604	114.190.724
1000 - Recursos Livres da União	*46.956.120*		*46.956.120*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*67.234.604*	*67.234.604*
3 - Outras Despesas Correntes	16.461.406		16.461.406
1000 - Recursos Livres da União	*12.698.266*		*12.698.266*
1050 - Recursos Próprios Livres da UO	*3.763.140*		*3.763.140*
4 - Investimentos	2.014.387		2.014.387
1000 - Recursos Livres da União	*2.014.387*		*2.014.387*
40901 - Fundo de Amparo ao Trabalhador	**22.994.229.521**	**97.403.740.238**	**120.397.969.759**
3 - Outras Despesas Correntes		97.362.608.467	97.362.608.467
1000 - Recursos Livres da União		*60.551.838*	*60.551.838*
1003 - Recursos da UO para Aplicação na Seguridade Social		*103.974.092*	*103.974.092*
1040 - Seguro-Desemprego, Abono Salarial e Previdência Social		*64.375.182.759*	*64.375.182.759*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*31.966.050.462*	*31.966.050.462*
9001 - Recursos Livres da Seguridade Social		*55.606.040*	*55.606.040*
9040 - Seguro-Desemprego, Abono Salarial e Previdência Social		*801.243.276*	*801.243.276*
4 - Investimentos		41.131.771	41.131.771
1000 - Recursos Livres da União		*425.000*	*425.000*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*40.706.771*	*40.706.771*
5 - Inversões Financeiras	22.994.229.521		22.994.229.521
1041 - Programas de Desenvolvimento Econômico - BNDES	*22.776.113.296*		*22.776.113.296*
9041 - Programas de Desenvolvimento Econômico - BNDES	*218.116.225*		*218.116.225*
41000 - Ministério das Comunicações	**1.582.537.640**	**765.602.453**	**2.348.140.093**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	**592.345.991**	**765.560.137**	**1.357.906.128**
1000 - *Recursos Livres da União*	*591.969.855*	*13.000*	*591.982.855*
1001 - *Recursos Livres da Seguridade Social*		*637.617.251*	*637.617.251*
1050 - *Recursos Próprios Livres da UO*	*376.136*		*376.136*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*127.929.886*	*127.929.886*
3 - Outras Despesas Correntes	**857.123.038**	**42.316**	**857.165.354**
1000 - *Recursos Livres da União*	*564.397.507*	*42.316*	*564.439.823*
1050 - *Recursos Próprios Livres da UO*	*2.626.908*		*2.626.908*
1052 - *Recursos Livres da UO*	*60.000.000*		*60.000.000*
1120 - *Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional*	*230.098.623*		*230.098.623*
4 - Investimentos	**127.203.690**		**127.203.690**
1000 - *Recursos Livres da União*	*101.835.908*		*101.835.908*
1120 - *Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional*	*25.367.782*		*25.367.782*
9 - Reserva de Contingência	**5.864.921**		**5.864.921**
1037 - *Melhoria dos Serviços de Radiodifusão Pública*	*5.864.921*		*5.864.921*
41101 - Ministério das Comunicações - Administração Direta	**725.773.115**	**725.371.674**	**1.451.144.789**
1 - Pessoal e Encargos Sociais	97.650.906	725.371.674	823.022.580
1000 - Recursos Livres da União	*97.650.906*	*13.000*	*97.663.906*
1001 - Recursos Livres da Seguridade Social		*637.617.251*	*637.617.251*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*87.741.423*	*87.741.423*
3 - Outras Despesas Correntes	526.286.301		526.286.301
1000 - Recursos Livres da União	*526.286.301*		*526.286.301*
4 - Investimentos	101.835.908		101.835.908
1000 - Recursos Livres da União	*101.835.908*		*101.835.908*
41231 - Agência Nacional de Telecomunicações - ANATEL	**796.764.525**	**40.230.779**	**836.995.304**
1 - Pessoal e Encargos Sociais	494.695.085	40.188.463	534.883.548
1000 - Recursos Livres da União	*494.318.949*		*494.318.949*
1050 - Recursos Próprios Livres da UO	*376.136*		*376.136*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*40.188.463*	*40.188.463*
3 - Outras Despesas Correntes	270.836.737	42.316	270.879.053
1000 - Recursos Livres da União	*38.111.206*	*42.316*	*38.153.522*
1050 - Recursos Próprios Livres da UO	*2.626.908*		*2.626.908*
1120 - Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional	*230.098.623*		*230.098.623*
4 - Investimentos	25.367.782		25.367.782
1120 - Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional	*25.367.782*		*25.367.782*
9 - Reserva de Contingência	5.864.921		5.864.921
1037 - Melhoria dos Serviços de Radiodifusão Pública	*5.864.921*		*5.864.921*
41902 - Fundo de Universalização dos Serviços de	**30.000.000**		**30.000.000**
3 - Outras Despesas Correntes	30.000.000		30.000.000
1052 - Recursos Livres da UO	*30.000.000*		*30.000.000*
41903 - Fundo para o Desenvolvimento Tecnológico das	**30.000.000**		**30.000.000**
3 - Outras Despesas Correntes	30.000.000		30.000.000
1052 - Recursos Livres da UO	*30.000.000*		*30.000.000*
42000 - Ministério da Cultura	**3.476.988.538**	**304.346.670**	**3.781.335.208**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	**532.049.484**	**304.346.670**	**836.396.154**
1000 - *Recursos Livres da União*	*532.049.484*	*13.000*	*532.062.484*
1001 - *Recursos Livres da Seguridade Social*		*163.289.359*	*163.289.359*
1002 - *Atividades-fim da Seguridade Social*		*17.443.703*	*17.443.703*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*123.600.608*	*123.600.608*
3 - Outras Despesas Correntes	**1.370.600.596**		**1.370.600.596**
1000 - *Recursos Livres da União*	*1.336.480.364*		*1.336.480.364*
1050 - *Recursos Próprios Livres da UO*	*30.731.182*		*30.731.182*
1052 - *Recursos Livres da UO*	*3.389.050*		*3.389.050*
4 - Investimentos	**315.315.492**		**315.315.492**
1000 - *Recursos Livres da União*	*315.145.492*		*315.145.492*
1050 - *Recursos Próprios Livres da UO*	*170.000*		*170.000*
5 - Inversões Financeiras	**700.001.000**		**700.001.000**
1000 - *Recursos Livres da União*	*1.000*		*1.000*
1029 - *Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL*	*525.738.054*		*525.738.054*
1050 - *Recursos Próprios Livres da UO*	*174.261.946*		*174.261.946*
9 - Reserva de Contingência	**559.021.966**		**559.021.966**
1050 - *Recursos Próprios Livres da UO*	*78.465.834*		*78.465.834*
1052 - *Recursos Livres da UO*	*10.783*		*10.783*
1121 - *Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço*	*463.238.678*		*463.238.678*
1135 - *Recursos do FISTEL destinados ao FSA*	*17.306.671*		*17.306.671*
42101 - Ministério da Cultura - Administração Direta	**862.054.645**	**44.308.108**	**906.362.753**
1 - Pessoal e Encargos Sociais	106.713.128	44.308.108	151.021.236
1000 - Recursos Livres da União	*106.713.128*	*13.000*	*106.726.128*
1001 - Recursos Livres da Seguridade Social		*24.927.383*	*24.927.383*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*19.367.725*	*19.367.725*
3 - Outras Despesas Correntes	648.447.086		648.447.086
1000 - Recursos Livres da União	*648.447.086*		*648.447.086*
4 - Investimentos	106.894.431		106.894.431
1000 - Recursos Livres da União	*106.894.431*		*106.894.431*
42201 - Fundação Casa de Rui Barbosa	**42.355.073**	**26.320.423**	**68.675.496**
1 - Pessoal e Encargos Sociais	24.870.561	26.320.423	51.190.984
1000 - Recursos Livres da União	*24.870.561*		*24.870.561*
1002 - Atividades-fim da Seguridade Social		*17.443.703*	*17.443.703*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*8.876.720*	*8.876.720*
3 - Outras Despesas Correntes	17.304.512		17.304.512
1000 - Recursos Livres da União	*17.303.234*		*17.303.234*
1050 - Recursos Próprios Livres da UO	*1.278*		*1.278*
4 - Investimentos	180.000		180.000
1000 - Recursos Livres da União	*180.000*		*180.000*
42202 - Fundação Biblioteca Nacional - BN	**92.965.218**	**44.348.624**	**137.313.842**
1 - Pessoal e Encargos Sociais	38.003.689	44.348.624	82.352.313
1000 - Recursos Livres da União	*38.003.689*		*38.003.689*
1001 - Recursos Livres da Seguridade Social		*30.283.560*	*30.283.560*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.065.064*	*14.065.064*
3 - Outras Despesas Correntes	48.601.101		48.601.101
1000 - Recursos Livres da União	*46.696.580*		*46.696.580*
1050 - Recursos Próprios Livres da UO	*1.904.521*		*1.904.521*
4 - Investimentos	6.360.428		6.360.428
1000 - Recursos Livres da União	*6.360.428*		*6.360.428*
42203 - Fundação Cultural Palmares	**30.298.735**	**2.864.592**	**33.163.327**
1 - Pessoal e Encargos Sociais	7.710.343	2.864.592	10.574.935
1000 - Recursos Livres da União	*7.710.343*		*7.710.343*
1001 - Recursos Livres da Seguridade Social		*929.069*	*929.069*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.935.523*	*1.935.523*
3 - Outras Despesas Correntes	21.988.392		21.988.392
1000 - Recursos Livres da União	*21.988.392*		*21.988.392*
4 - Investimentos	600.000		600.000
1000 - Recursos Livres da União	*600.000*		*600.000*
42204 - Instituto do Patrimônio Histórico e Artístico Nacional	**518.887.241**	**111.813.614**	**630.700.855**
1 - Pessoal e Encargos Sociais	143.471.856	111.813.614	255.285.470
1000 - Recursos Livres da União	*143.471.856*		*143.471.856*
1001 - Recursos Livres da Seguridade Social		*63.301.096*	*63.301.096*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*48.512.518*	*48.512.518*
3 - Outras Despesas Correntes	195.210.236		195.210.236
1000 - Recursos Livres da União	*193.507.430*		*193.507.430*
1050 - Recursos Próprios Livres da UO	*468.496*		*468.496*
1052 - Recursos Livres da UO	*1.234.310*		*1.234.310*
4 - Investimentos	180.205.149		180.205.149
1000 - Recursos Livres da União	*180.205.149*		*180.205.149*
42205 - Fundação Nacional de Artes	**170.201.892**	**36.206.449**	**206.408.341**
1 - Pessoal e Encargos Sociais	27.865.029	36.206.449	64.071.478
1000 - Recursos Livres da União	*27.865.029*		*27.865.029*
1001 - Recursos Livres da Seguridade Social		*27.973.204*	*27.973.204*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*8.233.245*	*8.233.245*
3 - Outras Despesas Correntes	138.136.863		138.136.863
1000 - Recursos Livres da União	*138.120.619*		*138.120.619*
1050 - Recursos Próprios Livres da UO	*16.244*		*16.244*
4 - Investimentos	4.200.000		4.200.000
1000 - Recursos Livres da União	*4.200.000*		*4.200.000*
42206 - Agência Nacional do Cinema - ANCINE	**180.977.515**	**3.143.301**	**184.120.816**
1 - Pessoal e Encargos Sociais	128.539.764	3.143.301	131.683.065
1000 - Recursos Livres da União	*128.539.764*		*128.539.764*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*3.143.301*	*3.143.301*
3 - Outras Despesas Correntes	50.814.958		50.814.958
1000 - Recursos Livres da União	*48.660.218*		*48.660.218*
1052 - Recursos Livres da UO	*2.154.740*		*2.154.740*
4 - Investimentos	1.621.793		1.621.793
1000 - Recursos Livres da União	*1.621.793*		*1.621.793*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
5 - Inversões Financeiras	1.000		1.000
1000 - Recursos Livres da União	*1.000*		*1.000*
42207 - Instituto Brasileiro de Museus	**169.295.911**	**35.341.559**	**204.637.470**
1 - Pessoal e Encargos Sociais	54.875.114	35.341.559	90.216.673
1000 - Recursos Livres da União	*54.875.114*		*54.875.114*
1001 - Recursos Livres da Seguridade Social		*15.875.047*	*15.875.047*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*19.466.512*	*19.466.512*
3 - Outras Despesas Correntes	107.537.107		107.537.107
1000 - Recursos Livres da União	*105.534.004*		*105.534.004*
1050 - Recursos Próprios Livres da UO	*2.003.103*		*2.003.103*
4 - Investimentos	6.883.690		6.883.690
1000 - Recursos Livres da União	*6.883.690*		*6.883.690*
42902 - Fundo Nacional de Cultura	**1.409.952.308**		**1.409.952.308**
3 - Outras Despesas Correntes	142.560.341		142.560.341
1000 - Recursos Livres da União	*116.222.801*		*116.222.801*
1050 - Recursos Próprios Livres da UO	*26.337.540*		*26.337.540*
4 - Investimentos	8.370.001		8.370.001
1000 - Recursos Livres da União	*8.200.001*		*8.200.001*
1050 - Recursos Próprios Livres da UO	*170.000*		*170.000*
5 - Inversões Financeiras	700.000.000		700.000.000
1029 - Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL	*525.738.054*		*525.738.054*
1050 - Recursos Próprios Livres da UO	*174.261.946*		*174.261.946*
9 - Reserva de Contingência	559.021.966		559.021.966
1050 - Recursos Próprios Livres da UO	*78.465.834*		*78.465.834*
1052 - Recursos Livres da UO	*10.783*		*10.783*
1121 - Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	*463.238.678*		*463.238.678*
1135 - Recursos do FISTEL destinados ao FSA	*17.306.671*		*17.306.671*
44000 - Ministério do Meio Ambiente e Mudança do Clima	**3.670.871.747**	**1.002.065.782**	**4.672.937.529**
1 - Pessoal e Encargos Sociais	**1.374.075.532**	**1.001.744.114**	**2.375.819.646**
1000 - *Recursos Livres da União*	*1.267.231.210*	*26.000*	*1.267.257.210*
1001 - *Recursos Livres da Seguridade Social*		*578.903.436*	*578.903.436*
1050 - *Recursos Próprios Livres da UO*	*106.844.322*		*106.844.322*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*422.814.678*	*422.814.678*
3 - Outras Despesas Correntes	**1.688.755.000**	**321.668**	**1.689.076.668**
1000 - *Recursos Livres da União*	*883.655.894*	*321.668*	*883.977.562*
1038 - *Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC*	*65.358.743*		*65.358.743*
1050 - *Recursos Próprios Livres da UO*	*146.399.317*		*146.399.317*
1052 - *Recursos Livres da UO*	*217.938.440*		*217.938.440*
1067 - *Gestão das Unidades de Conservação de Uso Sustentável*	*16.398.532*		*16.398.532*
1068 - *FNDF - Fundo Nacional de Desenvolvimento Florestal*	*2.400.000*		*2.400.000*
1069 - *Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos*	*9.075.000*		*9.075.000*
1070 - *Controle e Fiscalização Ambiental*	*303.200.000*		*303.200.000*
1072 - *Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj*	*3.025.000*		*3.025.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1092 - *Proteção Ambiental em Regiões Impactadas pela Mineração*	*1.000.000*		*1.000.000*
1096 - *Doações Nacionais*	*40.304.074*		*40.304.074*
4 - Investimentos	**91.848.654**		**91.848.654**
1000 - *Recursos Livres da União*	*42.444.114*		*42.444.114*
1050 - *Recursos Próprios Livres da UO*	*1.500.000*		*1.500.000*
1052 - *Recursos Livres da UO*	*18.564.540*		*18.564.540*
1069 - *Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos*	*8.925.000*		*8.925.000*
1072 - *Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj*	*2.975.000*		*2.975.000*
1096 - *Doações Nacionais*	*17.440.000*		*17.440.000*
9 - Reserva de Contingência	**516.192.561**		**516.192.561**
1068 - *FNDF - Fundo Nacional de Desenvolvimento Florestal*	*5.799.266*		*5.799.266*
1069 - *Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos*	*256.326.276*		*256.326.276*
1070 - *Controle e Fiscalização Ambiental*	*127.735.912*		*127.735.912*
1078 - *Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Ca*	*117.044.047*		*117.044.047*
1092 - *Proteção Ambiental em Regiões Impactadas pela Mineração*	*9.287.060*		*9.287.060*
44101 - Ministério do Meio Ambiente e Mudança do Clima -	**703.779.751**	**23.355.422**	**727.135.173**
1 - Pessoal e Encargos Sociais	173.702.802	23.355.422	197.058.224
1000 - Recursos Livres da União	*173.702.802*	*13.000*	*173.715.802*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*23.342.422*	*23.342.422*
3 - Outras Despesas Correntes	381.059.218		381.059.218
1000 - Recursos Livres da União	*381.059.218*		*381.059.218*
4 - Investimentos	31.973.684		31.973.684
1000 - Recursos Livres da União	*31.973.684*		*31.973.684*
9 - Reserva de Contingência	117.044.047		117.044.047
1078 - Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Ca	*117.044.047*		*117.044.047*
44102 - Serviço Florestal Brasileiro - SFB	**83.884.215**	**1.310.759**	**85.194.974**
1 - Pessoal e Encargos Sociais	36.558.948	1.310.759	37.869.707
1000 - Recursos Livres da União	*36.558.948*	*13.000*	*36.571.948*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.297.759*	*1.297.759*
3 - Outras Despesas Correntes	34.091.461		34.091.461
1000 - Recursos Livres da União	*19.247.371*		*19.247.371*
1050 - Recursos Próprios Livres da UO	*17.960*		*17.960*
1052 - Recursos Livres da UO	*12.426.130*		*12.426.130*
1068 - FNDF - Fundo Nacional de Desenvolvimento Florestal	*2.400.000*		*2.400.000*
4 - Investimentos	7.434.540		7.434.540
1000 - Recursos Livres da União	*20.000*		*20.000*
1052 - Recursos Livres da UO	*7.414.540*		*7.414.540*
9 - Reserva de Contingência	5.799.266		5.799.266
1068 - FNDF - Fundo Nacional de Desenvolvimento Florestal	*5.799.266*		*5.799.266*
44201 - Instituto Brasileiro do Meio Ambiente e dos Recursos	**1.562.502.380**	**794.216.447**	**2.356.718.827**
1 - Pessoal e Encargos Sociais	699.272.549	793.894.779	1.493.167.328
1000 - Recursos Livres da União	*592.428.227*		*592.428.227*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1001 - Recursos Livres da Seguridade Social		*558.218.330*	*558.218.330*
1050 - Recursos Próprios Livres da UO	*106.844.322*		*106.844.322*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*235.676.449*	*235.676.449*
3 - Outras Despesas Correntes	695.916.859	321.668	696.238.527
1000 - Recursos Livres da União	*63.362.785*	*321.668*	*63.684.453*
1050 - Recursos Próprios Livres da UO	*91.098.288*		*91.098.288*
1052 - Recursos Livres da UO	*196.951.712*		*196.951.712*
1070 - Controle e Fiscalização Ambiental	*303.200.000*		*303.200.000*
1092 - Proteção Ambiental em Regiões Impactadas pela Mineração	*1.000.000*		*1.000.000*
1096 - Doações Nacionais	*40.304.074*		*40.304.074*
4 - Investimentos	30.290.000		30.290.000
1000 - Recursos Livres da União	*1.700.000*		*1.700.000*
1052 - Recursos Livres da UO	*11.150.000*		*11.150.000*
1096 - Doações Nacionais	*17.440.000*		*17.440.000*
9 - Reserva de Contingência	137.022.972		137.022.972
1070 - Controle e Fiscalização Ambiental	*127.735.912*		*127.735.912*
1092 - Proteção Ambiental em Regiões Impactadas pela Mineração	*9.287.060*		*9.287.060*
44206 - Instituto de Pesquisas Jardim Botânico do Rio de	**84.039.279**	**26.493.190**	**110.532.469**
1 - Pessoal e Encargos Sociais	36.318.471	26.493.190	62.811.661
1000 - Recursos Livres da União	*36.318.471*		*36.318.471*
1001 - Recursos Livres da Seguridade Social		*10.707.839*	*10.707.839*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*15.785.351*	*15.785.351*
3 - Outras Despesas Correntes	45.590.808		45.590.808
1000 - Recursos Livres da União	*23.959.941*		*23.959.941*
1050 - Recursos Próprios Livres da UO	*21.630.867*		*21.630.867*
4 - Investimentos	2.130.000		2.130.000
1000 - Recursos Livres da União	*2.130.000*		*2.130.000*
44207 - Instituto Chico Mendes de Conservação da	**947.339.846**	**156.689.964**	**1.104.029.810**
1 - Pessoal e Encargos Sociais	428.222.762	156.689.964	584.912.726
1000 - Recursos Livres da União	*428.222.762*		*428.222.762*
1001 - Recursos Livres da Seguridade Social		*9.977.267*	*9.977.267*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*146.712.697*	*146.712.697*
3 - Outras Despesas Correntes	510.996.654		510.996.654
1000 - Recursos Livres da União	*387.026.579*		*387.026.579*
1038 - Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC	*65.358.743*		*65.358.743*
1050 - Recursos Próprios Livres da UO	*33.652.202*		*33.652.202*
1052 - Recursos Livres da UO	*8.560.598*		*8.560.598*
1067 - Gestão das Unidades de Conservação de Uso Sustentável	*16.398.532*		*16.398.532*
4 - Investimentos	8.120.430		8.120.430
1000 - Recursos Livres da União	*6.620.430*		*6.620.430*
1050 - Recursos Próprios Livres da UO	*1.500.000*		*1.500.000*
44901 - Fundo Nacional de Meio Ambiente - FNMA	**283.326.276**		**283.326.276**
3 - Outras Despesas Correntes	18.075.000		18.075.000
1000 - Recursos Livres da União	*9.000.000*		*9.000.000*
1069 - Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	*9.075.000*		*9.075.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
4 - Investimentos	8.925.000		8.925.000
1069 - Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	*8.925.000*		*8.925.000*
9 - Reserva de Contingência	256.326.276		256.326.276
1069 - Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	*256.326.276*		*256.326.276*
44902 - Fundo Nacional sobre Mudança do Clima	**6.000.000**		**6.000.000**
3 - Outras Despesas Correntes	3.025.000		3.025.000
1072 - Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	*3.025.000*		*3.025.000*
4 - Investimentos	2.975.000		2.975.000
1072 - Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	*2.975.000*		*2.975.000*
46000 - Ministério da Gestão e da Inovação em Serviços Públicos	**2.996.947.685**	**760.065.891**	**3.757.013.576**
1 - Pessoal e Encargos Sociais	**1.824.842.227**	**566.924.831**	**2.391.767.058**
1000 - *Recursos Livres da União*	*1.824.842.227*	*10.000.000*	*1.834.842.227*
1001 - *Recursos Livres da Seguridade Social*		*543.658.210*	*543.658.210*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*13.266.621*	*13.266.621*
3 - Outras Despesas Correntes	**978.433.123**	**193.141.060**	**1.171.574.183**
1000 - *Recursos Livres da União*	*916.560.293*	*193.089.342*	*1.109.649.635*
1017 - *Montepio Civil*		*51.718*	*51.718*
1033 - *PROAP - Programa de Administração Patrimonial Imobiliária da União*	*60.868.000*		*60.868.000*
1050 - *Recursos Próprios Livres da UO*	*1.004.830*		*1.004.830*
4 - Investimentos	**77.949.810**		**77.949.810**
1000 - *Recursos Livres da União*	*75.997.379*		*75.997.379*
1013 - *Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -*	*1.860.000*		*1.860.000*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*92.431*		*92.431*
9 - Reserva de Contingência	**115.722.525**		**115.722.525**
1013 - *Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -*	*10.636.712*		*10.636.712*
1033 - *PROAP - Programa de Administração Patrimonial Imobiliária da União*	*46.525.813*		*46.525.813*
1050 - *Recursos Próprios Livres da UO*	*58.560.000*		*58.560.000*
46101 - Ministério da Gestão e da Inovação em Serviços	**2.808.936.894**	**746.799.270**	**3.555.736.164**
1 - Pessoal e Encargos Sociais	1.764.449.687	553.658.210	2.318.107.897
1000 - Recursos Livres da União	*1.764.449.687*	*10.000.000*	*1.774.449.687*
1001 - Recursos Livres da Seguridade Social		*543.658.210*	*543.658.210*
3 - Outras Despesas Correntes	915.367.819	193.141.060	1.108.508.879
1000 - Recursos Livres da União	*854.288.673*	*193.089.342*	*1.047.378.015*
1017 - Montepio Civil		*51.718*	*51.718*
1033 - PROAP - Programa de Administração Patrimonial Imobiliária da União	*60.868.000*		*60.868.000*
1050 - Recursos Próprios Livres da UO	*211.146*		*211.146*
4 - Investimentos	71.956.863		71.956.863
1000 - Recursos Livres da União	*70.004.432*		*70.004.432*
1013 - Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -	*1.860.000*		*1.860.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*92.431*		*92.431*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9 - Reserva de Contingência	57.162.525		57.162.525
1013 - Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -	*10.636.712*		*10.636.712*
1033 - PROAP - Programa de Administração Patrimonial Imobiliária da União	*46.525.813*		*46.525.813*
46201 - Fundação Escola Nacional de Administração Pública	**146.121.647**	**13.252.500**	**159.374.147**
1 - Pessoal e Encargos Sociais	47.200.853	13.252.500	60.453.353
1000 - Recursos Livres da União	*47.200.853*		*47.200.853*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*13.252.500*	*13.252.500*
3 - Outras Despesas Correntes	39.375.087		39.375.087
1000 - Recursos Livres da União	*39.361.403*		*39.361.403*
1050 - Recursos Próprios Livres da UO	*13.684*		*13.684*
4 - Investimentos	985.707		985.707
1000 - Recursos Livres da União	*985.707*		*985.707*
9 - Reserva de Contingência	58.560.000		58.560.000
1050 - Recursos Próprios Livres da UO	*58.560.000*		*58.560.000*
46203 - Instituto Nacional de Tecnologia da Informação - ITI	**41.889.144**	**14.121**	**41.903.265**
1 - Pessoal e Encargos Sociais	13.191.687	14.121	13.205.808
1000 - Recursos Livres da União	*13.191.687*		*13.191.687*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	23.690.217		23.690.217
1000 - Recursos Livres da União	*22.910.217*		*22.910.217*
1050 - Recursos Próprios Livres da UO	*780.000*		*780.000*
4 - Investimentos	5.007.240		5.007.240
1000 - Recursos Livres da União	*5.007.240*		*5.007.240*
47000 - Ministério do Planejamento e Orçamento	**2.984.845.244**	**1.903.867.754**	**4.888.712.998**
1 - Pessoal e Encargos Sociais	**1.733.534.160**	**1.903.832.795**	**3.637.366.955**
1000 - *Recursos Livres da União*	*1.733.534.160*		*1.733.534.160*
1001 - *Recursos Livres da Seguridade Social*		*214.162.457*	*214.162.457*
1002 - *Atividades-fim da Seguridade Social*		*1.264.494.746*	*1.264.494.746*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*425.175.592*	*425.175.592*
3 - Outras Despesas Correntes	**1.104.423.547**	**34.959**	**1.104.458.506**
1000 - *Recursos Livres da União*	*1.097.388.953*	*34.959*	*1.097.423.912*
1050 - *Recursos Próprios Livres da UO*	*1.177.624*		*1.177.624*
1081 - *Convênios*	*5.856.970*		*5.856.970*
4 - Investimentos	**146.887.537**		**146.887.537**
1000 - *Recursos Livres da União*	*146.846.059*		*146.846.059*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*41.478*		*41.478*
47101 - Ministério do Planejamento e Orçamento -	**407.565.248**		**407.565.248**
1 - Pessoal e Encargos Sociais	323.691.947		323.691.947
1000 - Recursos Livres da União	*323.691.947*		*323.691.947*
3 - Outras Despesas Correntes	77.668.841		77.668.841
1000 - Recursos Livres da União	*77.668.841*		*77.668.841*
4 - Investimentos	6.204.460		6.204.460
1000 - Recursos Livres da União	*6.204.460*		*6.204.460*
47204 - Instituto de Pesquisa Econômica Aplicada	**230.547.972**	**273.519.223**	**504.067.195**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	168.185.248	273.519.223	441.704.471
1000 - Recursos Livres da União	*168.185.248*		*168.185.248*
1001 - Recursos Livres da Seguridade Social		*214.162.457*	*214.162.457*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*59.356.766*	*59.356.766*
3 - Outras Despesas Correntes	61.324.529		61.324.529
1000 - Recursos Livres da União	*61.317.797*		*61.317.797*
1050 - Recursos Próprios Livres da UO	*6.732*		*6.732*
4 - Investimentos	1.038.195		1.038.195
1000 - Recursos Livres da União	*1.038.195*		*1.038.195*
47205 - Fundação Instituto Brasileiro de Geografia e Estatística	**2.346.732.024**	**1.630.348.531**	**3.977.080.555**
1 - Pessoal e Encargos Sociais	1.241.656.965	1.630.313.572	2.871.970.537
1000 - Recursos Livres da União	*1.241.656.965*		*1.241.656.965*
1002 - Atividades-fim da Seguridade Social		*1.264.494.746*	*1.264.494.746*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*365.818.826*	*365.818.826*
3 - Outras Despesas Correntes	965.430.177	34.959	965.465.136
1000 - Recursos Livres da União	*958.402.315*	*34.959*	*958.437.274*
1050 - Recursos Próprios Livres da UO	*1.170.892*		*1.170.892*
1081 - Convênios	*5.856.970*		*5.856.970*
4 - Investimentos	139.644.882		139.644.882
1000 - Recursos Livres da União	*139.603.404*		*139.603.404*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*41.478*		*41.478*
49000 - Ministério do Desenvolvimento Agrário e Agricultura	**5.331.579.225**	**934.034.177**	**6.265.613.402**
1 - Pessoal e Encargos Sociais	**1.746.239.208**	**933.475.079**	**2.679.714.287**
1000 - *Recursos Livres da União*	*1.260.839.368*	*13.000*	*1.260.852.368*
1052 - *Recursos Livres da UO*	*485.399.840*	*743.529.146*	*1.228.928.986*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*189.932.933*	*189.932.933*
3 - Outras Despesas Correntes	**2.428.442.546**	**559.098**	**2.429.001.644**
1000 - *Recursos Livres da União*	*1.599.328.925*	*559.098*	*1.599.888.023*
1050 - *Recursos Próprios Livres da UO*	*48.644.299*		*48.644.299*
1052 - *Recursos Livres da UO*	*563.724.062*		*563.724.062*
1060 - *Política de Garantia de Preços Mínimos*	*164.524.876*		*164.524.876*
1062 - *Cobertura de Déficits nas Operações da PGPM*	*36.978.589*		*36.978.589*
1448 - *Objeto Contratual da Operação de Crédito Externa em Moeda*	*15.241.795*		*15.241.795*
4 - Investimentos	**194.124.642**		**194.124.642**
1000 - *Recursos Livres da União*	*155.078.038*		*155.078.038*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*39.046.604*		*39.046.604*
5 - Inversões Financeiras	**610.448.981**		**610.448.981**
1000 - *Recursos Livres da União*	*377.296.117*		*377.296.117*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*48.843.883*		*48.843.883*
1052 - *Recursos Livres da UO*	*169.513.587*		*169.513.587*
1057 - *Indenização de Imóveis Rurais Desapropriados por Interesse Social*	*14.795.394*		*14.795.394*
9 - Reserva de Contingência	**352.323.848**		**352.323.848**
1026 - *Desenvolvimento Rural no Campo do Cooperativismo e do Associativismo, Eletrificação Rural, Extensão Rural e Fi*	*334.371.072*		*334.371.072*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1060 - *Política de Garantia de Preços Mínimos*	*17.952.776*		*17.952.776*
49101 - Ministério do Desenvolvimento Agrário e Agricultura	**1.650.500.429**	**27.121**	**1.650.527.550**
1 - Pessoal e Encargos Sociais	50.931.291	27.121	50.958.412
1000 - Recursos Livres da União	*50.931.291*	*13.000*	*50.944.291*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	1.158.384.470		1.158.384.470
1000 - Recursos Livres da União	*1.143.142.675*		*1.143.142.675*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*15.241.795*		*15.241.795*
4 - Investimentos	104.663.596		104.663.596
1000 - Recursos Livres da União	*104.663.596*		*104.663.596*
5 - Inversões Financeiras	2.150.000		2.150.000
1000 - Recursos Livres da União	*2.150.000*		*2.150.000*
9 - Reserva de Contingência	334.371.072		334.371.072
1026 - Desenvolvimento Rural no Campo do Cooperativismo e do Associativismo, Eletrificação Rural, Extensão Rural e Fi	*334.371.072*		*334.371.072*
49201 - Instituto Nacional de Colonização e Reforma Agrária -	**1.889.313.959**	**933.937.405**	**2.823.251.364**
1 - Pessoal e Encargos Sociais	580.637.157	933.447.958	1.514.085.115
1000 - Recursos Livres da União	*95.237.317*		*95.237.317*
1052 - Recursos Livres da UO	*485.399.840*	*743.529.146*	*1.228.928.986*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*189.918.812*	*189.918.812*
3 - Outras Despesas Correntes	660.236.468	489.447	660.725.915
1000 - Recursos Livres da União	*94.471.092*	*489.447*	*94.960.539*
1050 - Recursos Próprios Livres da UO	*2.041.314*		*2.041.314*
1052 - Recursos Livres da UO	*563.724.062*		*563.724.062*
4 - Investimentos	40.141.353		40.141.353
1000 - Recursos Livres da União	*8.867.020*		*8.867.020*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*31.274.333*		*31.274.333*
5 - Inversões Financeiras	608.298.981		608.298.981
1000 - Recursos Livres da União	*375.146.117*		*375.146.117*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*48.843.883*		*48.843.883*
1052 - Recursos Livres da UO	*169.513.587*		*169.513.587*
1057 - Indenização de Imóveis Rurais Desapropriados por Interesse Social	*14.795.394*		*14.795.394*
49202 - Companhia Nacional de Abastecimento - CONAB	**1.791.764.837**	**69.651**	**1.791.834.488**
1 - Pessoal e Encargos Sociais	1.114.670.760		1.114.670.760
1000 - Recursos Livres da União	*1.114.670.760*		*1.114.670.760*
3 - Outras Despesas Correntes	609.821.608	69.651	609.891.259
1000 - Recursos Livres da União	*361.715.158*	*69.651*	*361.784.809*
1050 - Recursos Próprios Livres da UO	*46.602.985*		*46.602.985*
1060 - Política de Garantia de Preços Mínimos	*164.524.876*		*164.524.876*
1062 - Cobertura de Déficits nas Operações da PGPM	*36.978.589*		*36.978.589*
4 - Investimentos	49.319.693		49.319.693
1000 - Recursos Livres da União	*41.547.422*		*41.547.422*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*7.772.271*		*7.772.271*
9 - Reserva de Contingência	17.952.776		17.952.776

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1060 - Política de Garantia de Preços Mínimos	*17.952.776*		*17.952.776*
51000 - Ministério do Esporte	**2.458.399.376**	**6.048.130**	**2.464.447.506**
1 - Pessoal e Encargos Sociais	**39.053.260**	**6.048.130**	**45.101.390**
1000 - *Recursos Livres da União*	*2.230.020*		*2.230.020*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*4.308.269*	*4.308.269*
9052 - *Recursos Livres da UO*	*36.823.240*	*1.739.861*	*38.563.101*
3 - Outras Despesas Correntes	**1.336.531.278**		**1.336.531.278**
1000 - *Recursos Livres da União*	*977.802.005*		*977.802.005*
1034 - *Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú*	*225.825.770*		*225.825.770*
1052 - *Recursos Livres da UO*	*130.222.007*		*130.222.007*
9052 - *Recursos Livres da UO*	*2.681.496*		*2.681.496*
4 - Investimentos	**560.005.669**		**560.005.669**
1000 - *Recursos Livres da União*	*202.613.504*		*202.613.504*
1034 - *Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú*	*174.149.529*		*174.149.529*
1052 - *Recursos Livres da UO*	*53.045.153*		*53.045.153*
9052 - *Recursos Livres da UO*	*130.197.483*		*130.197.483*
9 - Reserva de Contingência	**522.809.169**		**522.809.169**
1052 - *Recursos Livres da UO*	*277.891.911*		*277.891.911*
9052 - *Recursos Livres da UO*	*244.917.258*		*244.917.258*
51101 - Ministério do Esporte - Administração Direta	**2.458.399.376**	**6.048.130**	**2.464.447.506**
1 - Pessoal e Encargos Sociais	39.053.260	6.048.130	45.101.390
1000 - Recursos Livres da União	*2.230.020*		*2.230.020*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*4.308.269*	*4.308.269*
9052 - Recursos Livres da UO	*36.823.240*	*1.739.861*	*38.563.101*
3 - Outras Despesas Correntes	1.336.531.278		1.336.531.278
1000 - Recursos Livres da União	*977.802.005*		*977.802.005*
1034 - Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú	*225.825.770*		*225.825.770*
1052 - Recursos Livres da UO	*130.222.007*		*130.222.007*
9052 - Recursos Livres da UO	*2.681.496*		*2.681.496*
4 - Investimentos	560.005.669		560.005.669
1000 - Recursos Livres da União	*202.613.504*		*202.613.504*
1034 - Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú	*174.149.529*		*174.149.529*
1052 - Recursos Livres da UO	*53.045.153*		*53.045.153*
9052 - Recursos Livres da UO	*130.197.483*		*130.197.483*
9 - Reserva de Contingência	522.809.169		522.809.169
1052 - Recursos Livres da UO	*277.891.911*		*277.891.911*
9052 - Recursos Livres da UO	*244.917.258*		*244.917.258*
52000 - Ministério da Defesa	**104.325.270.514**	**37.854.144.017**	**142.179.414.531**
1 - Pessoal e Encargos Sociais	**74.308.012.773**	**33.669.675.526**	**107.977.688.299**
1000 - *Recursos Livres da União*	*74.308.012.773*	*13.358.580*	*74.321.371.353*
1001 - *Recursos Livres da Seguridade Social*		*20.164.209.157*	*20.164.209.157*
1002 - *Atividades-fim da Seguridade Social*		*3.745.162.068*	*3.745.162.068*
1023 - *Pensões Militares da União e dos Ex-territórios*		*9.189.211.520*	*9.189.211.520*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
***1056 -** Benefícios do Regime Próprio de Previdência Social da União*		*557.734.201*	*557.734.201*
2 - Juros e Encargos da Dívida	**1.186.025.592**		**1.186.025.592**
***1050 -** Recursos Próprios Livres da UO*	*600.000*		*600.000*
***1444 -** Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*1.185.425.592*		*1.185.425.592*
3 - Outras Despesas Correntes	**16.084.264.652**	**4.150.605.252**	**20.234.869.904**
***1000 -** Recursos Livres da União*	*11.937.159.288*	*1.045.877.968*	*12.983.037.256*
***1005 -** Assistência Médico-Hospitalar dos Militares das Forças Armadas*		*2.738.250.030*	*2.738.250.030*
***1009 -** Fiscalização de Segurança do Tráfego Aquaviário*	*5.643.533*		*5.643.533*
***1021 -** Fiscalização de Produtos Controlados pelo Exército*	*33.792.604*		*33.792.604*
***1049 -** Recursos Próprios da UO para Aplicação em Seguridade Social*		*19.522.915*	*19.522.915*
***1050 -** Recursos Próprios Livres da UO*	*1.876.921.414*	*346.954.339*	*2.223.875.753*
***1052 -** Recursos Livres da UO*	*1.309.068.655*		*1.309.068.655*
***1063 -** Rede de Balizamento Marítimo, Fluvial e Lacustre*	*254.449.316*		*254.449.316*
***1077 -** Fiscalização e Proteção das Áreas de Produção de Petróleo*	*35.873.734*		*35.873.734*
***1081 -** Convênios*	*5.000.000*		*5.000.000*
***1090 -** Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na Organização Marítima Internac*	*17.044.252*		*17.044.252*
***1115 -** Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros*	*298.265.282*		*298.265.282*
***1183 -** Sistema Integrado de Monitoramento de Fronteiras (Sisfron)*	*20.772.931*		*20.772.931*
***1449 -** Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços*	*271.518.718*		*271.518.718*
***9183 -** Sistema Integrado de Monitoramento de Fronteiras (Sisfron)*	*18.754.925*		*18.754.925*
4 - Investimentos	**7.971.022.151**	**33.863.239**	**8.004.885.390**
***1000 -** Recursos Livres da União*	*3.117.193.675*	*33.863.239*	*3.151.056.914*
***1021 -** Fiscalização de Produtos Controlados pelo Exército*	*27.402.917*		*27.402.917*
***1050 -** Recursos Próprios Livres da UO*	*238.492.300*		*238.492.300*
***1051 -** Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*32.578.112*		*32.578.112*
***1052 -** Recursos Livres da UO*	*1.807.210.569*		*1.807.210.569*
***1063 -** Rede de Balizamento Marítimo, Fluvial e Lacustre*	*7.250.000*		*7.250.000*
***1077 -** Fiscalização e Proteção das Áreas de Produção de Petróleo*	*1.312.119.778*		*1.312.119.778*
***1081 -** Convênios*	*102.500.000*		*102.500.000*
***1115 -** Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros*	*127.841.007*		*127.841.007*
***1449 -** Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços*	*1.198.433.793*		*1.198.433.793*
5 - Inversões Financeiras	**20.196.000**		**20.196.000**
***1000 -** Recursos Livres da União*	*13.676.000*		*13.676.000*
***1050 -** Recursos Próprios Livres da UO*	*6.520.000*		*6.520.000*
6 - Amortização da Dívida	**3.248.035.232**		**3.248.035.232**
***1050 -** Recursos Próprios Livres da UO*	*18.000.000*		*18.000.000*
***1443 -** Refinanciamento da Dívida Pública Federal*	*3.230.035.232*		*3.230.035.232*
9 - Reserva de Contingência	**1.507.714.114**		**1.507.714.114**
***1050 -** Recursos Próprios Livres da UO*	*22.105.799*		*22.105.799*
***1052 -** Recursos Livres da UO*	*1.485.608.315*		*1.485.608.315*
52101 - Ministério da Defesa - Administração Direta	**1.958.001.571**	**21.134.843**	**1.979.136.414**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	496.813.064	21.109.039	517.922.103
1000 - Recursos Livres da União	*496.813.064*	*13.000*	*496.826.064*
1002 - Atividades-fim da Seguridade Social		*10.596.626*	*10.596.626*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*10.499.413*	*10.499.413*
3 - Outras Despesas Correntes	1.065.865.970	25.804	1.065.891.774
1000 - Recursos Livres da União	*1.064.865.970*	*25.804*	*1.064.891.774*
1081 - Convênios	*1.000.000*		*1.000.000*
4 - Investimentos	395.322.537		395.322.537
1000 - Recursos Livres da União	*395.322.537*		*395.322.537*
52111 - Comando da Aeronáutica	**24.807.061.575**	**7.379.272.935**	**32.186.334.510**
1 - Pessoal e Encargos Sociais	17.615.531.611	7.367.982.723	24.983.514.334
1000 - Recursos Livres da União	*17.615.531.611*	*13.305.459*	*17.628.837.070*
1001 - Recursos Livres da Seguridade Social		*4.116.589.819*	*4.116.589.819*
1002 - Atividades-fim da Seguridade Social		*1.254.601.498*	*1.254.601.498*
1023 - Pensões Militares da União e dos Ex-territórios		*1.784.681.294*	*1.784.681.294*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*198.804.653*	*198.804.653*
2 - Juros e Encargos da Dívida	897.966.777		897.966.777
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*897.966.777*		*897.966.777*
3 - Outras Despesas Correntes	2.191.760.548	1.689.212	2.193.449.760
1000 - Recursos Livres da União	*1.918.365.219*	*1.689.212*	*1.920.054.431*
1052 - Recursos Livres da UO	*1.876.611*		*1.876.611*
1449 - Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	*271.518.718*		*271.518.718*
4 - Investimentos	1.663.772.529	9.601.000	1.673.373.529
1000 - Recursos Livres da União	*577.697.653*	*9.601.000*	*587.298.653*
1449 - Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	*1.086.074.876*		*1.086.074.876*
5 - Inversões Financeiras	13.676.000		13.676.000
1000 - Recursos Livres da União	*13.676.000*		*13.676.000*
6 - Amortização da Dívida	2.424.354.110		2.424.354.110
1443 - Refinanciamento da Dívida Pública Federal	*2.424.354.110*		*2.424.354.110*
52121 - Comando do Exército	**42.120.455.919**	**17.364.234.059**	**59.484.689.978**
1 - Pessoal e Encargos Sociais	35.207.487.859	17.351.600.854	52.559.088.713
1000 - Recursos Livres da União	*35.207.487.859*	*13.000*	*35.207.500.859*
1001 - Recursos Livres da Seguridade Social		*10.806.270.057*	*10.806.270.057*
1002 - Atividades-fim da Seguridade Social		*1.297.640.819*	*1.297.640.819*
1023 - Pensões Militares da União e dos Ex-territórios		*5.082.998.981*	*5.082.998.981*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*164.677.997*	*164.677.997*
3 - Outras Despesas Correntes	5.106.397.458	514.155	5.106.911.613
1000 - Recursos Livres da União	*5.062.243.706*	*514.155*	*5.062.757.861*
1050 - Recursos Próprios Livres da UO	*4.625.896*		*4.625.896*
1183 - Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	*20.772.931*		*20.772.931*
9183 - Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	*18.754.925*		*18.754.925*
4 - Investimentos	1.806.570.602	12.119.050	1.818.689.652
1000 - Recursos Livres da União	*1.704.070.602*	*12.119.050*	*1.716.189.652*
1081 - Convênios	*102.500.000*		*102.500.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
52131 - Comando da Marinha	**25.627.469.592**	**8.731.841.132**	**34.359.310.724**
1 - Pessoal e Encargos Sociais	20.341.201.877	8.725.514.591	29.066.716.468
1000 - Recursos Livres da União	*20.341.201.877*	*13.000*	*20.341.214.877*
1001 - Recursos Livres da Seguridade Social		*5.096.340.627*	*5.096.340.627*
1002 - Atividades-fim da Seguridade Social		*1.166.474.764*	*1.166.474.764*
1023 - Pensões Militares da União e dos Ex-territórios		*2.321.531.245*	*2.321.531.245*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*141.154.955*	*141.154.955*
2 - Juros e Encargos da Dívida	287.458.815		287.458.815
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*287.458.815*		*287.458.815*
3 - Outras Despesas Correntes	2.619.773.564	2.320.541	2.622.094.105
1000 - Recursos Livres da União	*2.583.899.830*	*2.320.541*	*2.586.220.371*
1077 - Fiscalização e Proteção das Áreas de Produção de Petróleo	*35.873.734*		*35.873.734*
4 - Investimentos	1.573.354.214	4.006.000	1.577.360.214
1000 - Recursos Livres da União	*148.875.519*	*4.006.000*	*152.881.519*
1077 - Fiscalização e Proteção das Áreas de Produção de Petróleo	*1.312.119.778*		*1.312.119.778*
1449 - Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	*112.358.917*		*112.358.917*
6 - Amortização da Dívida	805.681.122		805.681.122
1443 - Refinanciamento da Dívida Pública Federal	*805.681.122*		*805.681.122*
52133 - Secretaria da Comissão Interministerial para os	**53.898.560**		**53.898.560**
3 - Outras Despesas Correntes	10.818.295		10.818.295
1000 - Recursos Livres da União	*10.818.295*		*10.818.295*
4 - Investimentos	43.080.265		43.080.265
1000 - Recursos Livres da União	*43.080.265*		*43.080.265*
52211 - Caixa de Financiamento Imobiliário da Aeronáutica	**4.186.525**	**97.806**	**4.284.331**
1 - Pessoal e Encargos Sociais	1.730.655	97.806	1.828.461
1000 - Recursos Livres da União	*1.730.655*		*1.730.655*
1002 - Atividades-fim da Seguridade Social		*97.806*	*97.806*
3 - Outras Despesas Correntes	2.325.870		2.325.870
1000 - Recursos Livres da União	*155.870*		*155.870*
1050 - Recursos Próprios Livres da UO	*2.170.000*		*2.170.000*
4 - Investimentos	130.000		130.000
1050 - Recursos Próprios Livres da UO	*80.000*		*80.000*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*50.000*		*50.000*
52221 - Indústria de Material Bélico do Brasil - IMBEL	**422.189.141**	**3.157.672**	**425.346.813**
1 - Pessoal e Encargos Sociais	179.364.744		179.364.744
1000 - Recursos Livres da União	*179.364.744*		*179.364.744*
3 - Outras Despesas Correntes	183.033.849	3.157.672	186.191.521
1000 - Recursos Livres da União	*73.940.899*	*3.157.672*	*77.098.571*
1050 - Recursos Próprios Livres da UO	*109.092.950*		*109.092.950*
4 - Investimentos	59.790.548		59.790.548
1000 - Recursos Livres da União	*18.328.497*		*18.328.497*
1050 - Recursos Próprios Livres da UO	*41.339.771*		*41.339.771*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*122.280*		*122.280*
52222 - Fundação Osório	**25.266.587**	**10.058.241**	**35.324.828**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	16.774.575	10.058.241	26.832.816
1000 - Recursos Livres da União	*16.774.575*		*16.774.575*
1002 - Atividades-fim da Seguridade Social		*5.367.364*	*5.367.364*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*4.690.877*	*4.690.877*
3 - Outras Despesas Correntes	8.292.012		8.292.012
1000 - Recursos Livres da União	*7.844.178*		*7.844.178*
1050 - Recursos Próprios Livres da UO	*447.834*		*447.834*
4 - Investimentos	200.000		200.000
1000 - Recursos Livres da União	*200.000*		*200.000*
52232 - Caixa de Construções de Casas para o Pessoal da	**45.489.664**	**2.710.178**	**48.199.842**
1 - Pessoal e Encargos Sociais	219.604	2.710.178	2.929.782
1000 - Recursos Livres da União	*219.604*		*219.604*
1002 - Atividades-fim da Seguridade Social		*2.652.665*	*2.652.665*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*57.513*	*57.513*
2 - Juros e Encargos da Dívida	600.000		600.000
1050 - Recursos Próprios Livres da UO	*600.000*		*600.000*
3 - Outras Despesas Correntes	4.339.059		4.339.059
1000 - Recursos Livres da União	*144.369*		*144.369*
1050 - Recursos Próprios Livres da UO	*4.194.690*		*4.194.690*
4 - Investimentos	15.987		15.987
1050 - Recursos Próprios Livres da UO	*15.987*		*15.987*
5 - Inversões Financeiras	3.000.000		3.000.000
1050 - Recursos Próprios Livres da UO	*3.000.000*		*3.000.000*
6 - Amortização da Dívida	18.000.000		18.000.000
1050 - Recursos Próprios Livres da UO	*18.000.000*		*18.000.000*
9 - Reserva de Contingência	19.315.014		19.315.014
1050 - Recursos Próprios Livres da UO	*19.315.014*		*19.315.014*
52233 - Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL	**502.711.486**		**502.711.486**
1 - Pessoal e Encargos Sociais	448.888.784		448.888.784
1000 - Recursos Livres da União	*448.888.784*		*448.888.784*
3 - Outras Despesas Correntes	53.672.702		53.672.702
1000 - Recursos Livres da União	*49.672.702*		*49.672.702*
1050 - Recursos Próprios Livres da UO	*4.000.000*		*4.000.000*
4 - Investimentos	150.000		150.000
1000 - Recursos Livres da União	*150.000*		*150.000*
52901 - Fundo do Ministério da Defesa	**3.824.078**		**3.824.078**
3 - Outras Despesas Correntes	2.300.000		2.300.000
1050 - Recursos Próprios Livres da UO	*2.300.000*		*2.300.000*
9 - Reserva de Contingência	1.524.078		1.524.078
1050 - Recursos Próprios Livres da UO	*1.524.078*		*1.524.078*
52902 - Fundo de Administração do Hospital das Forças	**90.000**	**336.835.337**	**336.925.337**
1 - Pessoal e Encargos Sociais		190.602.094	190.602.094
1000 - Recursos Livres da União		*14.121*	*14.121*
1001 - Recursos Livres da Seguridade Social		*145.008.654*	*145.008.654*
1002 - Atividades-fim da Seguridade Social		*7.730.526*	*7.730.526*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*37.848.793*	*37.848.793*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	90.000	138.096.054	138.186.054
1000 - Recursos Livres da União	*90.000*	*118.573.139*	*118.663.139*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*19.522.915*	*19.522.915*
4 - Investimentos		8.137.189	8.137.189
1000 - Recursos Livres da União		*8.137.189*	*8.137.189*
52903 - Fundo do Serviço Militar	**22.056.599**		**22.056.599**
3 - Outras Despesas Correntes	6.713.915		6.713.915
1050 - Recursos Próprios Livres da UO	*280.000*		*280.000*
1052 - Recursos Livres da UO	*6.433.915*		*6.433.915*
4 - Investimentos	3.300.000		3.300.000
1052 - Recursos Livres da UO	*3.300.000*		*3.300.000*
9 - Reserva de Contingência	12.042.684		12.042.684
1050 - Recursos Próprios Livres da UO	*1.266.707*		*1.266.707*
1052 - Recursos Livres da UO	*10.775.977*		*10.775.977*
52911 - Fundo Aeronáutico	**6.126.806.435**	**378.939.356**	**6.505.745.791**
3 - Outras Despesas Correntes	3.049.971.083	378.939.356	3.428.910.439
1000 - Recursos Livres da União	*603.591.813*		*603.591.813*
1005 - Assistência Médico-Hospitalar dos Militares das Forças Armadas		*378.939.356*	*378.939.356*
1050 - Recursos Próprios Livres da UO	*1.165.418.271*		*1.165.418.271*
1052 - Recursos Livres da UO	*1.280.960.999*		*1.280.960.999*
4 - Investimentos	1.851.632.469		1.851.632.469
1000 - Recursos Livres da União	*17.259.369*		*17.259.369*
1050 - Recursos Próprios Livres da UO	*18.521.375*		*18.521.375*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*11.941.156*		*11.941.156*
1052 - Recursos Livres da UO	*1.803.910.569*		*1.803.910.569*
5 - Inversões Financeiras	3.520.000		3.520.000
1050 - Recursos Próprios Livres da UO	*3.520.000*		*3.520.000*
9 - Reserva de Contingência	1.221.682.883		1.221.682.883
1052 - Recursos Livres da UO	*1.221.682.883*		*1.221.682.883*
52921 - Fundo do Exército	**392.667.150**	**3.043.066.032**	**3.435.733.182**
3 - Outras Despesas Correntes	224.577.382	3.043.066.032	3.267.643.414
1000 - Recursos Livres da União	*47.608.905*	*919.597.445*	*967.206.350*
1005 - Assistência Médico-Hospitalar dos Militares das Forças Armadas		*1.776.514.248*	*1.776.514.248*
1021 - Fiscalização de Produtos Controlados pelo Exército	*33.792.604*		*33.792.604*
1050 - Recursos Próprios Livres da UO	*143.175.873*	*346.954.339*	*490.130.212*
4 - Investimentos	168.089.768		168.089.768
1000 - Recursos Livres da União	*30.987.063*		*30.987.063*
1021 - Fiscalização de Produtos Controlados pelo Exército	*27.402.917*		*27.402.917*
1050 - Recursos Próprios Livres da UO	*100.043.964*		*100.043.964*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*9.655.824*		*9.655.824*
52931 - Fundo Naval	**1.860.712.204**	**582.796.426**	**2.443.508.630**
3 - Outras Despesas Correntes	1.457.798.972	582.796.426	2.040.595.398
1000 - Recursos Livres da União	*512.117.532*		*512.117.532*
1005 - Assistência Médico-Hospitalar dos Militares das Forças Armadas		*582.796.426*	*582.796.426*
1009 - Fiscalização de Segurança do Tráfego Aquaviário	*5.643.533*		*5.643.533*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*366.142.915*		*366.142.915*
1052 - Recursos Livres da UO	*136.142*		*136.142*
1063 - Rede de Balizamento Marítimo, Fluvial e Lacustre	*254.449.316*		*254.449.316*
1081 - Convênios	*4.000.000*		*4.000.000*
1090 - Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na Organização Marítima Internac	*17.044.252*		*17.044.252*
1115 - Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros	*298.265.282*		*298.265.282*
4 - Investimentos	402.913.232		402.913.232
1000 - Recursos Livres da União	*178.522.170*		*178.522.170*
1050 - Recursos Próprios Livres da UO	*78.491.203*		*78.491.203*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*10.808.852*		*10.808.852*
1063 - Rede de Balizamento Marítimo, Fluvial e Lacustre	*7.250.000*		*7.250.000*
1115 - Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros	*127.841.007*		*127.841.007*
52932 - Fundo de Desenvolvimento do Ensino Profissional	**352.383.428**		**352.383.428**
3 - Outras Despesas Correntes	96.533.973		96.533.973
1000 - Recursos Livres da União	*1.800.000*		*1.800.000*
1050 - Recursos Próprios Livres da UO	*75.072.985*		*75.072.985*
1052 - Recursos Livres da UO	*19.660.988*		*19.660.988*
4 - Investimentos	2.700.000		2.700.000
1000 - Recursos Livres da União	*2.700.000*		*2.700.000*
9 - Reserva de Contingência	253.149.455		253.149.455
1052 - Recursos Livres da UO	*253.149.455*		*253.149.455*
53000 - Ministério da Integração e do Desenvolvimento Regional	**11.695.623.835**	**710.998.390**	**12.406.622.225**
1 - Pessoal e Encargos Sociais	**1.113.770.069**	**710.990.495**	**1.824.760.564**
1000 - *Recursos Livres da União*	*1.113.770.069*	*13.000*	*1.113.783.069*
1001 - *Recursos Livres da Seguridade Social*		*261.749.618*	*261.749.618*
1002 - *Atividades-fim da Seguridade Social*		*362.981.556*	*362.981.556*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*86.246.321*	*86.246.321*
3 - Outras Despesas Correntes	**1.749.647.281**	**7.895**	**1.749.655.176**
1000 - *Recursos Livres da União*	*1.310.719.978*	*7.895*	*1.310.727.873*
1016 - *Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos Hídricos de Domínio*	*135.380.290*		*135.380.290*
1050 - *Recursos Próprios Livres da UO*	*114.110.206*		*114.110.206*
1052 - *Recursos Livres da UO*	*37.844.232*		*37.844.232*
1066 - *Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red*	*692.464*		*692.464*
1071 - *Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd*	*150.900.111*		*150.900.111*
4 - Investimentos	**8.702.108.233**		**8.702.108.233**
1000 - *Recursos Livres da União*	*8.654.468.619*		*8.654.468.619*
1050 - *Recursos Próprios Livres da UO*	*13.639.967*		*13.639.967*
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*17.159.471*		*17.159.471*
1052 - *Recursos Livres da UO*	*1.450.000*		*1.450.000*
1071 - *Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd*	*15.390.176*		*15.390.176*
9 - Reserva de Contingência	**130.098.252**		**130.098.252**
1066 - *Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red*	*83.256.171*		*83.256.171*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1071 - *Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd*	*46.153.430*		*46.153.430*
1182 - *Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)*	*688.651*		*688.651*
53101 - Ministério da Integração e do Desenvolvimento	**8.404.626.550**	**10.943.414**	**8.415.569.964**
1 - Pessoal e Encargos Sociais	115.052.002	10.943.414	125.995.416
1000 - Recursos Livres da União	*115.052.002*	*13.000*	*115.065.002*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*10.930.414*	*10.930.414*
3 - Outras Despesas Correntes	1.134.576.956		1.134.576.956
1000 - Recursos Livres da União	*1.068.063.044*		*1.068.063.044*
1050 - Recursos Próprios Livres da UO	*39.768.739*		*39.768.739*
1052 - Recursos Livres da UO	*26.052.709*		*26.052.709*
1066 - Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red	*692.464*		*692.464*
4 - Investimentos	7.071.052.770		7.071.052.770
1000 - Recursos Livres da União	*7.071.052.770*		*7.071.052.770*
9 - Reserva de Contingência	83.944.822		83.944.822
1066 - Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red	*83.256.171*		*83.256.171*
1182 - Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)	*688.651*		*688.651*
53201 - Companhia de Desenvolvimento dos Vales do São	**2.092.449.726**		**2.092.449.726**
1 - Pessoal e Encargos Sociais	688.867.689		688.867.689
1000 - Recursos Livres da União	*688.867.689*		*688.867.689*
3 - Outras Despesas Correntes	170.053.057		170.053.057
1000 - Recursos Livres da União	*119.625.885*		*119.625.885*
1050 - Recursos Próprios Livres da UO	*50.427.172*		*50.427.172*
4 - Investimentos	1.233.528.980		1.233.528.980
1000 - Recursos Livres da União	*1.216.032.874*		*1.216.032.874*
1050 - Recursos Próprios Livres da UO	*5.719.474*		*5.719.474*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*11.776.632*		*11.776.632*
53202 - Superintendência do Desenvolvimento da Amazônia	**60.225.329**	**12.579.612**	**72.804.941**
1 - Pessoal e Encargos Sociais	28.040.817	12.579.612	40.620.429
1000 - Recursos Livres da União	*28.040.817*		*28.040.817*
1002 - Atividades-fim da Seguridade Social		*1.127.743*	*1.127.743*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*11.451.869*	*11.451.869*
3 - Outras Despesas Correntes	20.948.805		20.948.805
1000 - Recursos Livres da União	*8.876.617*		*8.876.617*
1050 - Recursos Próprios Livres da UO	*4.200.000*		*4.200.000*
1052 - Recursos Livres da UO	*7.872.188*		*7.872.188*
4 - Investimentos	11.235.707		11.235.707
1000 - Recursos Livres da União	*2.841.300*		*2.841.300*
1050 - Recursos Próprios Livres da UO	*6.944.407*		*6.944.407*
1052 - Recursos Livres da UO	*1.450.000*		*1.450.000*
53203 - Superintendência do Desenvolvimento do Nordeste	**68.230.455**	**10.599.596**	**78.830.051**
1 - Pessoal e Encargos Sociais	35.927.891	10.599.596	46.527.487
1000 - Recursos Livres da União	*35.927.891*		*35.927.891*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*10.599.596*	*10.599.596*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	30.940.564		30.940.564
1000 - Recursos Livres da União	*13.377.376*		*13.377.376*
1050 - Recursos Próprios Livres da UO	*17.563.188*		*17.563.188*
4 - Investimentos	1.362.000		1.362.000
1000 - Recursos Livres da União	*1.250.000*		*1.250.000*
1050 - Recursos Próprios Livres da UO	*112.000*		*112.000*
53204 - Departamento Nacional de Obras Contra as Secas -	**410.562.740**	**667.691.945**	**1.078.254.685**
1 - Pessoal e Encargos Sociais	73.984.666	667.684.050	741.668.716
1000 - Recursos Livres da União	*73.984.666*		*73.984.666*
1001 - Recursos Livres da Seguridade Social		*261.749.618*	*261.749.618*
1002 - Atividades-fim da Seguridade Social		*361.853.813*	*361.853.813*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*44.080.619*	*44.080.619*
3 - Outras Despesas Correntes	47.455.427	7.895	47.463.322
1000 - Recursos Livres da União	*45.304.320*	*7.895*	*45.312.215*
1050 - Recursos Próprios Livres da UO	*2.151.107*		*2.151.107*
4 - Investimentos	289.122.647		289.122.647
1000 - Recursos Livres da União	*283.739.808*		*283.739.808*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*5.382.839*		*5.382.839*
53207 - Superintendência do Desenvolvimento do Centro-Oeste	**121.866.526**	**14.121**	**121.880.647**
1 - Pessoal e Encargos Sociais	14.383.833	14.121	14.397.954
1000 - Recursos Livres da União	*14.383.833*		*14.383.833*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	27.066.740		27.066.740
1000 - Recursos Livres da União	*23.970.874*		*23.970.874*
1052 - Recursos Livres da UO	*3.095.866*		*3.095.866*
4 - Investimentos	80.415.953		80.415.953
1000 - Recursos Livres da União	*79.551.867*		*79.551.867*
1050 - Recursos Próprios Livres da UO	*864.086*		*864.086*
53210 - Agência Nacional de Águas e Saneamento Básico - ANA	**537.662.509**	**9.169.702**	**546.832.211**
1 - Pessoal e Encargos Sociais	157.513.171	9.169.702	166.682.873
1000 - Recursos Livres da União	*157.513.171*		*157.513.171*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*9.169.702*	*9.169.702*
3 - Outras Despesas Correntes	318.605.732		318.605.732
1000 - Recursos Livres da União	*31.501.862*		*31.501.862*
1016 - Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos Hídricos de Domínio	*135.380.290*		*135.380.290*
1052 - Recursos Livres da UO	*823.469*		*823.469*
1071 - Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	*150.900.111*		*150.900.111*
4 - Investimentos	15.390.176		15.390.176
1071 - Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	*15.390.176*		*15.390.176*
9 - Reserva de Contingência	46.153.430		46.153.430
1071 - Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	*46.153.430*		*46.153.430*
54000 - Ministério do Turismo	**3.466.179.368**	**24.888.699**	**3.491.068.067**
1 - Pessoal e Encargos Sociais	**48.672.247**	**24.888.699**	**73.560.946**
1000 - *Recursos Livres da União*	*5.747.572*		*5.747.572*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*11.103.974*	*11.103.974*
9052 - *Recursos Livres da UO*	*42.924.675*	*13.784.725*	*56.709.400*
3 - Outras Despesas Correntes	**915.800.016**		**915.800.016**
1000 - *Recursos Livres da União*	*529.194.079*		*529.194.079*
1050 - *Recursos Próprios Livres da UO*	*14.202*		*14.202*
1052 - *Recursos Livres da UO*	*181.160.635*		*181.160.635*
1140 - *Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.*	*89.153.897*		*89.153.897*
9052 - *Recursos Livres da UO*	*116.277.203*		*116.277.203*
4 - Investimentos	**1.333.243.546**		**1.333.243.546**
1000 - *Recursos Livres da União*	*1.247.243.546*		*1.247.243.546*
1052 - *Recursos Livres da UO*	*6.000.000*		*6.000.000*
1140 - *Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.*	*80.000.000*		*80.000.000*
9 - Reserva de Contingência	**1.168.463.559**		**1.168.463.559**
1052 - *Recursos Livres da UO*	*278.154.208*		*278.154.208*
1140 - *Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.*	*643.185.631*		*643.185.631*
9052 - *Recursos Livres da UO*	*247.123.720*		*247.123.720*
54101 - Ministério do Turismo - Administração Direta	**3.466.159.368**	**24.888.699**	**3.491.048.067**
1 - Pessoal e Encargos Sociais	48.672.247	24.888.699	73.560.946
1000 - Recursos Livres da União	*5.747.572*		*5.747.572*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*11.103.974*	*11.103.974*
9052 - Recursos Livres da UO	*42.924.675*	*13.784.725*	*56.709.400*
3 - Outras Despesas Correntes	915.780.016		915.780.016
1000 - Recursos Livres da União	*529.174.079*		*529.174.079*
1050 - Recursos Próprios Livres da UO	*14.202*		*14.202*
1052 - Recursos Livres da UO	*181.160.635*		*181.160.635*
1140 - Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	*89.153.897*		*89.153.897*
9052 - Recursos Livres da UO	*116.277.203*		*116.277.203*
4 - Investimentos	1.333.243.546		1.333.243.546
1000 - Recursos Livres da União	*1.247.243.546*		*1.247.243.546*
1052 - Recursos Livres da UO	*6.000.000*		*6.000.000*
1140 - Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	*80.000.000*		*80.000.000*
9 - Reserva de Contingência	1.168.463.559		1.168.463.559
1052 - Recursos Livres da UO	*278.154.208*		*278.154.208*
1140 - Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	*643.185.631*		*643.185.631*
9052 - Recursos Livres da UO	*247.123.720*		*247.123.720*
54901 - Fundo Geral do Turismo	**20.000**		**20.000**
3 - Outras Despesas Correntes	20.000		20.000
1000 - Recursos Livres da União	*20.000*		*20.000*
55000 - Ministério do Desenvolvimento e Assistência Social,	**0**	**302.849.285.298**	**302.849.285.298**
1 - Pessoal e Encargos Sociais		**105.643.830**	**105.643.830**
1000 - *Recursos Livres da União*		*18.677*	*18.677*
1001 - *Recursos Livres da Seguridade Social*		*102.398.712*	*102.398.712*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*3.226.441*	*3.226.441*
3 - Outras Despesas Correntes		**301.911.036.892**	**301.911.036.892**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - *Recursos Livres da União*		*22.445.607.379*	*22.445.607.379*
1001 - *Recursos Livres da Seguridade Social*		*12.460.620.545*	*12.460.620.545*
1002 - *Atividades-fim da Seguridade Social*		*196.975.748.647*	*196.975.748.647*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*260.321*	*260.321*
1132 - *Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de*		*28.800.000*	*28.800.000*
9444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*		*70.000.000.000*	*70.000.000.000*
4 - Investimentos		**832.604.576**	**832.604.576**
1000 - *Recursos Livres da União*		*465.928.403*	*465.928.403*
1001 - *Recursos Livres da Seguridade Social*		*338.576.124*	*338.576.124*
1002 - *Atividades-fim da Seguridade Social*		*28.100.049*	*28.100.049*
55101 - Ministério do Desenvolvimento e Assistência Social,		**166.928.390.425**	**166.928.390.425**
1 - Pessoal e Encargos Sociais		105.643.830	105.643.830
1000 - Recursos Livres da União		*18.677*	*18.677*
1001 - Recursos Livres da Seguridade Social		*102.398.712*	*102.398.712*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*3.226.441*	*3.226.441*
3 - Outras Despesas Correntes		166.460.180.449	166.460.180.449
1000 - Recursos Livres da União		*21.406.132.289*	*21.406.132.289*
1001 - Recursos Livres da Seguridade Social		*9.282.384.974*	*9.282.384.974*
1002 - Atividades-fim da Seguridade Social		*95.768.204.030*	*95.768.204.030*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*259.156*	*259.156*
1132 - Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de		*3.200.000*	*3.200.000*
9444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen		*40.000.000.000*	*40.000.000.000*
4 - Investimentos		362.566.146	362.566.146
1000 - Recursos Livres da União		*23.990.022*	*23.990.022*
1001 - Recursos Livres da Seguridade Social		*338.576.124*	*338.576.124*
55901 - Fundo Nacional de Assistência Social		**135.920.894.873**	**135.920.894.873**
3 - Outras Despesas Correntes		135.450.856.443	135.450.856.443
1000 - Recursos Livres da União		*1.039.475.090*	*1.039.475.090*
1001 - Recursos Livres da Seguridade Social		*3.178.235.571*	*3.178.235.571*
1002 - Atividades-fim da Seguridade Social		*101.207.544.617*	*101.207.544.617*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*1.165*	*1.165*
1132 - Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de		*25.600.000*	*25.600.000*
9444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen		*30.000.000.000*	*30.000.000.000*
4 - Investimentos		470.038.430	470.038.430
1000 - Recursos Livres da União		*441.938.381*	*441.938.381*
1002 - Atividades-fim da Seguridade Social		*28.100.049*	*28.100.049*
56000 - Ministério das Cidades	**16.556.954.090**	**24.979.665**	**16.581.933.755**
1 - Pessoal e Encargos Sociais	**1.428.539.066**	**471.454**	**1.429.010.520**
1000 - *Recursos Livres da União*	*1.428.539.066*	*13.000*	*1.428.552.066*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*458.454*	*458.454*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
3 - Outras Despesas Correntes	**3.037.078.023**	**24.508.211**	**3.061.586.234**
1000 - *Recursos Livres da União*	*2.899.656.819*	*24.508.211*	*2.924.165.030*
1050 - *Recursos Próprios Livres da UO*	*137.421.204*		*137.421.204*
4 - Investimentos	**6.283.198.960**		**6.283.198.960**
1000 - *Recursos Livres da União*	*6.268.148.785*		*6.268.148.785*
1050 - *Recursos Próprios Livres da UO*	*13.351.882*		*13.351.882*
1085 - *Recursos para Aplicação em Despesas de Capital de Programas Habitacionais de Caráter Social*	*1.698.293*		*1.698.293*
5 - Inversões Financeiras	**5.808.138.041**		**5.808.138.041**
1000 - *Recursos Livres da União*	*5.808.138.041*		*5.808.138.041*
56101 - Ministério das Cidades - Administração Direta	**13.782.642.553**	**471.454**	**13.783.114.007**
1 - Pessoal e Encargos Sociais	72.123.022	471.454	72.594.476
1000 - Recursos Livres da União	*72.123.022*	*13.000*	*72.136.022*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*458.454*	*458.454*
3 - Outras Despesas Correntes	2.570.392.337		2.570.392.337
1000 - Recursos Livres da União	*2.570.392.337*		*2.570.392.337*
4 - Investimentos	5.331.989.153		5.331.989.153
1000 - Recursos Livres da União	*5.331.989.153*		*5.331.989.153*
5 - Inversões Financeiras	5.808.138.041		5.808.138.041
1000 - Recursos Livres da União	*5.808.138.041*		*5.808.138.041*
56201 - Empresa de Trens Urbanos de Porto Alegre S.A. -	**376.107.000**	**128.311**	**376.235.311**
1 - Pessoal e Encargos Sociais	179.792.327		179.792.327
1000 - Recursos Livres da União	*179.792.327*		*179.792.327*
3 - Outras Despesas Correntes	167.679.914	128.311	167.808.225
1000 - Recursos Livres da União	*62.388.760*	*128.311*	*62.517.071*
1050 - Recursos Próprios Livres da UO	*105.291.154*		*105.291.154*
4 - Investimentos	28.634.759		28.634.759
1000 - Recursos Livres da União	*18.634.759*		*18.634.759*
1050 - Recursos Próprios Livres da UO	*10.000.000*		*10.000.000*
56202 - Companhia Brasileira de Trens Urbanos - CBTU	**1.487.313.573**	**24.379.900**	**1.511.693.473**
1 - Pessoal e Encargos Sociais	1.176.623.717		1.176.623.717
1000 - Recursos Livres da União	*1.176.623.717*		*1.176.623.717*
3 - Outras Despesas Correntes	295.298.820	24.379.900	319.678.720
1000 - Recursos Livres da União	*263.168.770*	*24.379.900*	*287.548.670*
1050 - Recursos Próprios Livres da UO	*32.130.050*		*32.130.050*
4 - Investimentos	15.391.036		15.391.036
1000 - Recursos Livres da União	*15.391.036*		*15.391.036*
56902 - Fundo Nacional de Habitação de Interesse Social -	**910.890.964**		**910.890.964**
3 - Outras Despesas Correntes	3.706.952		3.706.952
1000 - Recursos Livres da União	*3.706.952*		*3.706.952*
4 - Investimentos	907.184.012		907.184.012
1000 - Recursos Livres da União	*902.133.837*		*902.133.837*
1050 - Recursos Próprios Livres da UO	*3.351.882*		*3.351.882*
1085 - Recursos para Aplicação em Despesas de Capital de Programas Habitacionais de Caráter Social	*1.698.293*		*1.698.293*
58000 - Ministério da Pesca e Aquicultura	**269.012.075**	**992.197**	**270.004.272**
1 - Pessoal e Encargos Sociais	**42.476.754**	**992.197**	**43.468.951**
1000 - *Recursos Livres da União*	*42.476.754*	*13.000*	*42.489.754*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*979.197*	*979.197*
3 - Outras Despesas Correntes	**195.918.309**		**195.918.309**
1000 - *Recursos Livres da União*	*181.074.829*		*181.074.829*
1050 - *Recursos Próprios Livres da UO*	*27.933*		*27.933*
1052 - *Recursos Livres da UO*	*14.815.547*		*14.815.547*
4 - Investimentos	**30.617.012**		**30.617.012**
1000 - *Recursos Livres da União*	*30.617.012*		*30.617.012*
58101 - Ministério da Pesca e Aquicultura- Administração	**269.012.075**	**992.197**	**270.004.272**
1 - Pessoal e Encargos Sociais	42.476.754	992.197	43.468.951
1000 - Recursos Livres da União	*42.476.754*	*13.000*	*42.489.754*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*979.197*	*979.197*
3 - Outras Despesas Correntes	195.918.309		195.918.309
1000 - Recursos Livres da União	*181.074.829*		*181.074.829*
1050 - Recursos Próprios Livres da UO	*27.933*		*27.933*
1052 - Recursos Livres da UO	*14.815.547*		*14.815.547*
4 - Investimentos	30.617.012		30.617.012
1000 - Recursos Livres da União	*30.617.012*		*30.617.012*
60000 - Gabinete da Vice-Presidência da República	**14.563.675**	**27.121**	**14.590.796**
1 - Pessoal e Encargos Sociais	**9.565.380**	**27.121**	**9.592.501**
1000 - *Recursos Livres da União*	*9.565.380*	*13.000*	*9.578.380*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*14.121*	*14.121*
3 - Outras Despesas Correntes	**4.897.815**		**4.897.815**
1000 - *Recursos Livres da União*	*4.897.815*		*4.897.815*
4 - Investimentos	**100.480**		**100.480**
1000 - *Recursos Livres da União*	*100.480*		*100.480*
60101 - Gabinete da Vice-Presidência da República	**14.563.675**	**27.121**	**14.590.796**
1 - Pessoal e Encargos Sociais	9.565.380	27.121	9.592.501
1000 - Recursos Livres da União	*9.565.380*	*13.000*	*9.578.380*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*14.121*	*14.121*
3 - Outras Despesas Correntes	4.897.815		4.897.815
1000 - Recursos Livres da União	*4.897.815*		*4.897.815*
4 - Investimentos	100.480		100.480
1000 - Recursos Livres da União	*100.480*		*100.480*
63000 - Advocacia-Geral da União	**4.017.606.971**	**1.148.549.034**	**5.166.156.005**
1 - Pessoal e Encargos Sociais	**3.279.375.021**	**1.148.549.034**	**4.427.924.055**
1000 - *Recursos Livres da União*	*3.279.375.021*	*13.000*	*3.279.388.021*
1002 - *Atividades-fim da Seguridade Social*		*395.934.146*	*395.934.146*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*752.601.888*	*752.601.888*
3 - Outras Despesas Correntes	**733.937.180**		**733.937.180**
1000 - *Recursos Livres da União*	*733.937.180*		*733.937.180*
4 - Investimentos	**4.294.770**		**4.294.770**
1000 - *Recursos Livres da União*	*4.294.770*		*4.294.770*
63101 - Advocacia-Geral da União	**4.017.606.971**	**1.148.549.034**	**5.166.156.005**
1 - Pessoal e Encargos Sociais	3.279.375.021	1.148.549.034	4.427.924.055
1000 - Recursos Livres da União	*3.279.375.021*	*13.000*	*3.279.388.021*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. — *Valores em R$1,00.* *Recursos de todas as fontes.*

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1002 - Atividades-fim da Seguridade Social		*395.934.146*	*395.934.146*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*752.601.888*	*752.601.888*
3 - Outras Despesas Correntes	733.937.180		733.937.180
1000 - Recursos Livres da União	*733.937.180*		*733.937.180*
4 - Investimentos	4.294.770		4.294.770
1000 - Recursos Livres da União	*4.294.770*		*4.294.770*
65000 - Ministério das Mulheres	**382.361.116**	**13.000**	**382.374.116**
1 - Pessoal e Encargos Sociais	**23.912.109**	**13.000**	**23.925.109**
1000 - *Recursos Livres da União*	*23.912.109*	*13.000*	*23.925.109*
3 - Outras Despesas Correntes	**266.068.184**		**266.068.184**
1000 - *Recursos Livres da União*	*266.068.184*		*266.068.184*
4 - Investimentos	**92.380.823**		**92.380.823**
1000 - *Recursos Livres da União*	*92.380.823*		*92.380.823*
65101 - Ministério das Mulheres - Administração Direta	**382.361.116**	**13.000**	**382.374.116**
1 - Pessoal e Encargos Sociais	23.912.109	13.000	23.925.109
1000 - Recursos Livres da União	*23.912.109*	*13.000*	*23.925.109*
3 - Outras Despesas Correntes	266.068.184		266.068.184
1000 - Recursos Livres da União	*266.068.184*		*266.068.184*
4 - Investimentos	92.380.823		92.380.823
1000 - Recursos Livres da União	*92.380.823*		*92.380.823*
67000 - Ministério da Igualdade Racial	**203.382.996**	**13.000**	**203.395.996**
1 - Pessoal e Encargos Sociais	**20.665.586**	**13.000**	**20.678.586**
1000 - *Recursos Livres da União*	*20.665.586*	*13.000*	*20.678.586*
3 - Outras Despesas Correntes	**160.780.138**		**160.780.138**
1000 - *Recursos Livres da União*	*160.780.138*		*160.780.138*
4 - Investimentos	**21.937.272**		**21.937.272**
1000 - *Recursos Livres da União*	*21.937.272*		*21.937.272*
67101 - Ministério da Igualdade Racial - Administração Direta	**203.382.996**	**13.000**	**203.395.996**
1 - Pessoal e Encargos Sociais	20.665.586	13.000	20.678.586
1000 - Recursos Livres da União	*20.665.586*	*13.000*	*20.678.586*
3 - Outras Despesas Correntes	160.780.138		160.780.138
1000 - Recursos Livres da União	*160.780.138*		*160.780.138*
4 - Investimentos	21.937.272		21.937.272
1000 - Recursos Livres da União	*21.937.272*		*21.937.272*
68000 - Ministério de Portos e Aeroportos	**3.914.988.209**	**53.177.002**	**3.968.165.211**
1 - Pessoal e Encargos Sociais	**702.167.099**	**53.177.002**	**755.344.101**
1000 - *Recursos Livres da União*	*595.158.773*		*595.158.773*
1050 - *Recursos Próprios Livres da UO*	*99.529.856*		*99.529.856*
1052 - *Recursos Livres da UO*	*7.478.470*		*7.478.470*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*53.177.002*	*53.177.002*
3 - Outras Despesas Correntes	**566.436.005**		**566.436.005**
1000 - *Recursos Livres da União*	*365.229.785*		*365.229.785*
1050 - *Recursos Próprios Livres da UO*	*148.290.425*		*148.290.425*
1052 - *Recursos Livres da UO*	*41.320.079*		*41.320.079*
1088 - *Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional*	*10.000.000*		*10.000.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1089 - *Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico*	*1.595.716*		*1.595.716*
4 - Investimentos	**781.299.880**		**781.299.880**
1000 - *Recursos Livres da União*	*502.092.293*		*502.092.293*
1050 - *Recursos Próprios Livres da UO*	*206.740.374*		*206.740.374*
1052 - *Recursos Livres da UO*	*72.467.213*		*72.467.213*
5 - Inversões Financeiras	**1.661.059.668**		**1.661.059.668**
1000 - *Recursos Livres da União*	*96.009.000*		*96.009.000*
1050 - *Recursos Próprios Livres da UO*	*250.339.024*		*250.339.024*
1052 - *Recursos Livres da UO*	*1.314.711.644*		*1.314.711.644*
9 - Reserva de Contingência	**204.025.557**		**204.025.557**
1088 - *Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional*	*17.029.414*		*17.029.414*
1089 - *Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico*	*186.996.143*		*186.996.143*
68101 - Ministério de Portos e Aeroportos - Administração	**959.008.522**		**959.008.522**
1 - Pessoal e Encargos Sociais	55.937.078		55.937.078
1000 - Recursos Livres da União	*55.937.078*		*55.937.078*
3 - Outras Despesas Correntes	313.970.151		313.970.151
1000 - Recursos Livres da União	*313.970.151*		*313.970.151*
4 - Investimentos	494.092.293		494.092.293
1000 - Recursos Livres da União	*494.092.293*		*494.092.293*
5 - Inversões Financeiras	95.009.000		95.009.000
1000 - Recursos Livres da União	*95.009.000*		*95.009.000*
68201 - Agência Nacional de Transportes Aquaviários - ANTAQ	**199.096.141**	**15.395.455**	**214.491.596**
1 - Pessoal e Encargos Sociais	135.045.789	15.395.455	150.441.244
1000 - Recursos Livres da União	*135.045.789*		*135.045.789*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*15.395.455*	*15.395.455*
3 - Outras Despesas Correntes	62.150.352		62.150.352
1000 - Recursos Livres da União	*29.430.573*		*29.430.573*
1052 - Recursos Livres da UO	*32.719.779*		*32.719.779*
4 - Investimentos	1.900.000		1.900.000
1052 - Recursos Livres da UO	*1.900.000*		*1.900.000*
68213 - Agência Nacional de Aviação Civil - ANAC	**850.842.855**	**37.781.547**	**888.624.402**
1 - Pessoal e Encargos Sociais	511.184.232	37.781.547	548.965.779
1000 - Recursos Livres da União	*404.175.906*		*404.175.906*
1050 - Recursos Próprios Livres da UO	*99.529.856*		*99.529.856*
1052 - Recursos Livres da UO	*7.478.470*		*7.478.470*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*37.781.547*	*37.781.547*
3 - Outras Despesas Correntes	126.494.353		126.494.353
1000 - Recursos Livres da União	*21.729.061*		*21.729.061*
1050 - Recursos Próprios Livres da UO	*85.169.576*		*85.169.576*
1052 - Recursos Livres da UO	*8.000.000*		*8.000.000*
1088 - Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional	*10.000.000*		*10.000.000*
1089 - Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico	*1.595.716*		*1.595.716*
4 - Investimentos	9.138.713		9.138.713
1050 - Recursos Próprios Livres da UO	*9.138.713*		*9.138.713*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9 - Reserva de Contingência	204.025.557		204.025.557
1088 - Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional	*17.029.414*		*17.029.414*
1089 - Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico	*186.996.143*		*186.996.143*
68901 - Fundo da Marinha Mercante - FMM	**1.481.793**		**1.481.793**
3 - Outras Despesas Correntes	1.481.793		1.481.793
1050 - Recursos Próprios Livres da UO	*1.481.793*		*1.481.793*
68902 - Fundo Nacional de Aviação Civil - FNAC	**1.904.558.898**		**1.904.558.898**
3 - Outras Despesas Correntes	62.339.356		62.339.356
1000 - Recursos Livres da União	*100.000*		*100.000*
1050 - Recursos Próprios Livres da UO	*61.639.056*		*61.639.056*
1052 - Recursos Livres da UO	*600.300*		*600.300*
4 - Investimentos	276.168.874		276.168.874
1000 - Recursos Livres da União	*8.000.000*		*8.000.000*
1050 - Recursos Próprios Livres da UO	*197.601.661*		*197.601.661*
1052 - Recursos Livres da UO	*70.567.213*		*70.567.213*
5 - Inversões Financeiras	1.566.050.668		1.566.050.668
1000 - Recursos Livres da União	*1.000.000*		*1.000.000*
1050 - Recursos Próprios Livres da UO	*250.339.024*		*250.339.024*
1052 - Recursos Livres da UO	*1.314.711.644*		*1.314.711.644*
69000 - Ministério do Empreendedorismo, da Microempresa e da	**495.350.761**	**13.000**	**495.363.761**
1 - Pessoal e Encargos Sociais	**21.030.314**	**13.000**	**21.043.314**
1000 - *Recursos Livres da União*	*21.030.314*	*13.000*	*21.043.314*
3 - Outras Despesas Correntes	**436.877.104**		**436.877.104**
1000 - *Recursos Livres da União*	*436.877.104*		*436.877.104*
4 - Investimentos	**37.443.343**		**37.443.343**
1000 - *Recursos Livres da União*	*37.443.343*		*37.443.343*
69101 - Ministério do Empreendedorismo, da Microempresa e	**495.350.761**	**13.000**	**495.363.761**
1 - Pessoal e Encargos Sociais	21.030.314	13.000	21.043.314
1000 - Recursos Livres da União	*21.030.314*	*13.000*	*21.043.314*
3 - Outras Despesas Correntes	436.877.104		436.877.104
1000 - Recursos Livres da União	*436.877.104*		*436.877.104*
4 - Investimentos	37.443.343		37.443.343
1000 - Recursos Livres da União	*37.443.343*		*37.443.343*
72000 - Encargos Previdenciarios da União	**3.026.320.805**	**19.594.790.647**	**22.621.111.452**
1 - Pessoal e Encargos Sociais	**3.004.475.885**	**19.442.527.365**	**22.447.003.250**
1000 - *Recursos Livres da União*	*300.823.516*		*300.823.516*
1001 - *Recursos Livres da Seguridade Social*		*99.371.883*	*99.371.883*
1002 - *Atividades-fim da Seguridade Social*		*19.200.474.209*	*19.200.474.209*
1032 - *FUNDAF - RFB*	*2.703.652.369*		*2.703.652.369*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*142.681.273*	*142.681.273*
3 - Outras Despesas Correntes	**21.844.920**	**152.263.282**	**174.108.202**
1000 - *Recursos Livres da União*	*21.844.920*	*152.263.282*	*174.108.202*
72140 - Recursos Sob Supervisão do Ministério do Trabalho e	**299.796.395**		**299.796.395**
1 - Pessoal e Encargos Sociais	299.796.395		299.796.395
1000 - Recursos Livres da União	*299.796.395*		*299.796.395*
72146 - Recursos Sob Supervisão do Ministério da Gestão e da	**21.872.041**	**19.256.561.660**	**19.278.433.701**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	27.121	19.112.262.999	19.112.290.120
1000 - Recursos Livres da União	*27.121*		*27.121*
1001 - Recursos Livres da Seguridade Social		*49.500.000*	*49.500.000*
1002 - Atividades-fim da Seguridade Social		*18.920.106.841*	*18.920.106.841*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*142.656.158*	*142.656.158*
3 - Outras Despesas Correntes	21.844.920	144.298.661	166.143.581
1000 - Recursos Livres da União	*21.844.920*	*144.298.661*	*166.143.581*
72152 - Recursos Sob Supervisão do Ministério da Defesa	**1.000.000**		**1.000.000**
1 - Pessoal e Encargos Sociais	1.000.000		1.000.000
1000 - Recursos Livres da União	*1.000.000*		*1.000.000*
72225 - Recursos Sob Supervisão da Secretaria Especial da	**2.703.652.369**		**2.703.652.369**
1 - Pessoal e Encargos Sociais	2.703.652.369		2.703.652.369
1032 - FUNDAF - RFB	*2.703.652.369*		*2.703.652.369*
72233 - Recursos Sob Supervisão do Instituto Nacional do		**338.228.987**	**338.228.987**
1 - Pessoal e Encargos Sociais		330.264.366	330.264.366
1001 - Recursos Livres da Seguridade Social		*49.871.883*	*49.871.883*
1002 - Atividades-fim da Seguridade Social		*280.367.368*	*280.367.368*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*25.115*	*25.115*
3 - Outras Despesas Correntes		7.964.621	7.964.621
1000 - Recursos Livres da União		*7.964.621*	*7.964.621*
81000 - Ministério dos Direitos Humanos e da Cidadania	**553.081.685**	**22.177.867**	**575.259.552**
1 - Pessoal e Encargos Sociais	**39.025.906**	**13.000**	**39.038.906**
1000 - *Recursos Livres da União*	*39.025.906*		*39.025.906*
1001 - *Recursos Livres da Seguridade Social*		*13.000*	*13.000*
3 - Outras Despesas Correntes	**464.480.098**	**17.364.867**	**481.844.965**
1000 - *Recursos Livres da União*	*464.480.098*	*6.693.715*	*471.173.813*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*421.089*	*421.089*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*6.390.848*	*6.390.848*
1096 - *Doações Nacionais*		*2.444.929*	*2.444.929*
1122 - *Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza*		*1.414.286*	*1.414.286*
4 - Investimentos	**49.575.681**	**4.800.000**	**54.375.681**
1000 - *Recursos Livres da União*	*49.575.681*	*800.000*	*50.375.681*
1049 - *Recursos Próprios da UO para Aplicação em Seguridade Social*		*4.000.000*	*4.000.000*
81101 - Ministério dos Direitos Humanos e da Cidadania -	**553.081.685**	**91.572**	**553.173.257**
1 - Pessoal e Encargos Sociais	39.025.906	13.000	39.038.906
1000 - Recursos Livres da União	*39.025.906*		*39.025.906*
1001 - Recursos Livres da Seguridade Social		*13.000*	*13.000*
3 - Outras Despesas Correntes	464.480.098	78.572	464.558.670
1000 - Recursos Livres da União	*464.480.098*	*78.572*	*464.558.670*
4 - Investimentos	49.575.681		49.575.681
1000 - Recursos Livres da União	*49.575.681*		*49.575.681*
81901 - Fundo Nacional para a Criança e o Adolescente - FNCA		**18.154.087**	**18.154.087**
3 - Outras Despesas Correntes		13.354.087	13.354.087
1000 - Recursos Livres da União		*5.981.509*	*5.981.509*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1003 - Recursos da UO para Aplicação na Seguridade Social		*421.089*	*421.089*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*5.537.203*	*5.537.203*
1122 - Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza		*1.414.286*	*1.414.286*
4 - Investimentos		4.800.000	4.800.000
1000 - Recursos Livres da União		*800.000*	*800.000*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*4.000.000*	*4.000.000*
81902 - Fundo Nacional do Idoso - FNI		**3.932.208**	**3.932.208**
3 - Outras Despesas Correntes		3.932.208	3.932.208
1000 - Recursos Livres da União		*633.634*	*633.634*
1049 - Recursos Próprios da UO para Aplicação em Seguridade Social		*853.645*	*853.645*
1096 - Doações Nacionais		*2.444.929*	*2.444.929*
83000 - Banco Central do Brasil	**2.543.888.924**	**2.415.007.791**	**4.958.896.715**
1 - Pessoal e Encargos Sociais	**1.749.237.027**	**2.414.630.620**	**4.163.867.647**
1000 - *Recursos Livres da União*	*1.541.023.195*		*1.541.023.195*
1002 - *Atividades-fim da Seguridade Social*		*2.045.689.013*	*2.045.689.013*
1050 - *Recursos Próprios Livres da UO*	*174.109.592*		*174.109.592*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*368.941.607*	*368.941.607*
1131 - *Recursos Livres do Banco Central do Brasil*	*34.104.240*		*34.104.240*
3 - Outras Despesas Correntes	**649.840.559**	**377.171**	**650.217.730**
1000 - *Recursos Livres da União*	*349.711.287*	*377.171*	*350.088.458*
1050 - *Recursos Próprios Livres da UO*	*300.129.272*		*300.129.272*
4 - Investimentos	**144.811.338**		**144.811.338**
1000 - *Recursos Livres da União*	*8.911.338*		*8.911.338*
1050 - *Recursos Próprios Livres da UO*	*135.900.000*		*135.900.000*
83201 - Banco Central do Brasil - BACEN	**2.543.888.924**	**2.415.007.791**	**4.958.896.715**
1 - Pessoal e Encargos Sociais	1.749.237.027	2.414.630.620	4.163.867.647
1000 - Recursos Livres da União	*1.541.023.195*		*1.541.023.195*
1002 - Atividades-fim da Seguridade Social		*2.045.689.013*	*2.045.689.013*
1050 - Recursos Próprios Livres da UO	*174.109.592*		*174.109.592*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*368.941.607*	*368.941.607*
1131 - Recursos Livres do Banco Central do Brasil	*34.104.240*		*34.104.240*
3 - Outras Despesas Correntes	649.840.559	377.171	650.217.730
1000 - Recursos Livres da União	*349.711.287*	*377.171*	*350.088.458*
1050 - Recursos Próprios Livres da UO	*300.129.272*		*300.129.272*
4 - Investimentos	144.811.338		144.811.338
1000 - Recursos Livres da União	*8.911.338*		*8.911.338*
1050 - Recursos Próprios Livres da UO	*135.900.000*		*135.900.000*
84000 - Ministério dos Povos Indígenas	**1.030.064.715**	**284.352.064**	**1.314.416.779**
1 - Pessoal e Encargos Sociais	**337.584.350**	**284.112.166**	**621.696.516**
1000 - *Recursos Livres da União*	*337.584.350*		*337.584.350*
1002 - *Atividades-fim da Seguridade Social*		*217.239.049*	*217.239.049*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*66.873.117*	*66.873.117*
3 - Outras Despesas Correntes	**628.369.199**	**239.898**	**628.609.097**
1000 - *Recursos Livres da União*	*627.617.518*	*239.898*	*627.857.416*
1050 - *Recursos Próprios Livres da UO*	*751.681*		*751.681*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
4 - Investimentos	**60.682.235**		**60.682.235**
1000 - *Recursos Livres da União*	*60.682.235*		*60.682.235*
5 - Inversões Financeiras	**3.428.931**		**3.428.931**
1000 - *Recursos Livres da União*	*3.428.931*		*3.428.931*
84101 - Ministério dos Povos Indígenas - Administração Direta	**219.010.194**		**219.010.194**
1 - Pessoal e Encargos Sociais	17.993.780		17.993.780
1000 - Recursos Livres da União	*17.993.780*		*17.993.780*
3 - Outras Despesas Correntes	186.620.121		186.620.121
1000 - Recursos Livres da União	*186.620.121*		*186.620.121*
4 - Investimentos	14.396.293		14.396.293
1000 - Recursos Livres da União	*14.396.293*		*14.396.293*
84201 - Fundação Nacional dos Povos Indígenas - FUNAI	**811.054.521**	**284.352.064**	**1.095.406.585**
1 - Pessoal e Encargos Sociais	319.590.570	284.112.166	603.702.736
1000 - Recursos Livres da União	*319.590.570*		*319.590.570*
1002 - Atividades-fim da Seguridade Social		*217.239.049*	*217.239.049*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*66.873.117*	*66.873.117*
3 - Outras Despesas Correntes	441.749.078	239.898	441.988.976
1000 - Recursos Livres da União	*440.997.397*	*239.898*	*441.237.295*
1050 - Recursos Próprios Livres da UO	*751.681*		*751.681*
4 - Investimentos	46.285.942		46.285.942
1000 - Recursos Livres da União	*46.285.942*		*46.285.942*
5 - Inversões Financeiras	3.428.931		3.428.931
1000 - Recursos Livres da União	*3.428.931*		*3.428.931*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
OUTROS ENCARGOS	**3.774.803.840.135**	**11.471.137.733**	**3.786.274.977.868**
1 - Pessoal e Encargos Sociais	**42.791.503.568**	**10.420.963.979**	**53.212.467.547**
1000 - Recursos Livres da União	*42.791.503.568*	*119.957.019*	*42.911.460.587*
1001 - Recursos Livres da Seguridade Social		*6.529.012.503*	*6.529.012.503*
1002 - Atividades-fim da Seguridade Social		*1.185.693.306*	*1.185.693.306*
1023 - Pensões Militares da União e dos Ex-territórios		*181.303.764*	*181.303.764*
1024 - Pensões Militares e Remuneração dos Inativos Militares do FCDF		*608.650.089*	*608.650.089*
1055 - Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado		*268.716.387*	*268.716.387*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.262.773.705*	*1.262.773.705*
1125 - Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal		*264.857.206*	*264.857.206*
2 - Juros e Encargos da Dívida	**642.753.771.458**		**642.753.771.458**
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*642.753.771.458*		*642.753.771.458*
3 - Outras Despesas Correntes	**676.816.378.899**	**1.024.035.896**	**677.840.414.795**
1000 - Recursos Livres da União	*82.833.495.071*	*977.574.192*	*83.811.069.263*
1006 - Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes		*20.735.692*	*20.735.692*
1050 - Recursos Próprios Livres da UO	*726.060.000*		*726.060.000*
1114 - Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	*11.863.919*		*11.863.919*
1126 - Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes		*25.726.012*	*25.726.012*
1201 - Transferência Constitucional do Fundo de Participação dos Municípios	*258.873.416.495*		*258.873.416.495*
1202 - Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	*218.265.821.753*		*218.265.821.753*
1203 - Transferência Constitucional do IPI Exportação	*9.752.484.186*		*9.752.484.186*
1206 - Transferência Constitucional de Parcela do ITR para os Municípios	*3.904.524.652*		*3.904.524.652*
1211 - Transferência de Parcela da Cide Combustíveis aos Estados e DF	*1.078.330.253*		*1.078.330.253*
1213 - Transferência das Cotas Estaduais e Municipais do Salário-Educação	*24.562.149.477*		*24.562.149.477*
1219 - Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios	*27.382.982*		*27.382.982*
1229 - Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e Municípios	*23.426.473*		*23.426.473*
1234 - Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	*2.282.330.976*		*2.282.330.976*
1235 - Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	*1.492.208.679*		*1.492.208.679*
1241 - Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais para os Estados, DF e	*6.613.109.821*		*6.613.109.821*
1242 - Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos Fluidos aos Estados,	*59.945.825.468*		*59.945.825.468*
1286 - Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF	*205.315.952*		*205.315.952*
1287 - Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para Aplicação Exclus	*3.569.592*		*3.569.592*
1289 - Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	*20.772.931*		*20.772.931*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*1.380.000.000*		*1.380.000.000*
9201 - Transferência Constitucional do Fundo de Participação dos Municípios	*2.469.450.000*		*2.469.450.000*
9202 - Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	*2.082.085.294*		*2.082.085.294*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9203 - Transferência Constitucional do IPI Exportação	*244.000.000*		*244.000.000*
9289 - Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	*18.754.925*		*18.754.925*
4 - Investimentos	**6.483.715.614**	**22.637.858**	**6.506.353.472**
1000 - Recursos Livres da União	*6.483.715.614*	*22.637.858*	*6.506.353.472*
5 - Inversões Financeiras	**184.791.063.431**	**3.500.000**	**184.794.563.431**
1000 - Recursos Livres da União	*38.361.252.075*		*38.361.252.075*
1003 - Recursos da UO para Aplicação na Seguridade Social		*3.500.000*	*3.500.000*
1029 - Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL	*460.000.000*		*460.000.000*
1044 - Recursos do FISTEL destinados ao FUST	*173.067.935*		*173.067.935*
1050 - Recursos Próprios Livres da UO	*8.181.183.557*		*8.181.183.557*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*13.779.855*		*13.779.855*
1052 - Recursos Livres da UO	*17.158.266.124*		*17.158.266.124*
1061 - Programas Financiados por Operações Oficiais de Crédito	*967.953.057*		*967.953.057*
1072 - Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	*169.566.071*		*169.566.071*
1091 - Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da Indústria de Construção	*3.626.164.516*		*3.626.164.516*
1097 - CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*462.106.266*		*462.106.266*
1098 - CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*1.078.247.953*		*1.078.247.953*
1099 - CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	*462.106.266*		*462.106.266*
1100 - CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*1.078.247.953*		*1.078.247.953*
1101 - CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	*3.323.811.966*		*3.323.811.966*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*616.141.687*		*616.141.687*
1103 - CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*59.332.988*		*59.332.988*
1104 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*232.688.235*		*232.688.235*
1105 - CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*24.678.287*		*24.678.287*
1106 - Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	*2.011.517*		*2.011.517*
1107 - CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*434.906.386*		*434.906.386*
1108 - CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*386.346.246*		*386.346.246*
1109 - CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*53.727.126*		*53.727.126*
1110 - CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	*27.940.380*		*27.940.380*
1112 - CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ	*3.154.515*		*3.154.515*
1114 - Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	*7.594.003*		*7.594.003*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1118 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*601.508.233*		*601.508.233*
1119 - Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	*28.012*		*28.012*
1124 - Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES	*433.928.524*		*433.928.524*
1145 - Aplicações para os recursos de Petróleo de que trata o Art. 46-D da Lei nº 12.351/2010 - Despesas de Capital	*31.000.000.000*		*31.000.000.000*
1147 - Destinações do Fundo Social – FS	*21.052.189.538*		*21.052.189.538*
1207 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	*6.091.139.210*		*6.091.139.210*
1208 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	*6.091.139.210*		*6.091.139.210*
1209 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*9.136.708.819*		*9.136.708.819*
1210 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*9.136.708.819*		*9.136.708.819*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*21.000.000.000*		*21.000.000.000*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*2.592.914.572*		*2.592.914.572*
9207 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	*58.104.706*		*58.104.706*
9208 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	*58.104.706*		*58.104.706*
9209 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*87.157.059*		*87.157.059*
9210 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*87.157.059*		*87.157.059*
6 - Amortização da Dívida	**2.217.263.381.189**		**2.217.263.381.189**
1000 - Recursos Livres da União	*299.209.470.720*		*299.209.470.720*
1400 - Pagamento da Dívida Pública Mobiliária Federal	*41.027.915.349*		*41.027.915.349*
1401 - Amortização da Dívida Pública Federal	*46.538.884.675*		*46.538.884.675*
1443 - Refinanciamento da Dívida Pública Federal	*1.819.742.132.245*		*1.819.742.132.245*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*264.313.200*		*264.313.200*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*10.480.665.000*		*10.480.665.000*
9 - Reserva de Contingência	**3.904.025.976**		**3.904.025.976**
1050 - Recursos Próprios Livres da UO	*3.395.198.721*		*3.395.198.721*
1052 - Recursos Livres da UO	*217.645.381*		*217.645.381*
1074 - Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A	*291.181.874*		*291.181.874*
71000 - Encargos Financeiros da União	**135.877.399.179**	**189.957.019**	**136.067.356.198**
1 - Pessoal e Encargos Sociais	**22.003.589.333**	**119.957.019**	**22.123.546.352**
1000 - *Recursos Livres da União*	*22.003.589.333*	*119.957.019*	*22.123.546.352*
3 - Outras Despesas Correntes	**53.586.827.584**	**70.000.000**	**53.656.827.584**
1000 - *Recursos Livres da União*	*52.869.827.584*	*70.000.000*	*52.939.827.584*
1050 - *Recursos Próprios Livres da UO*	*717.000.000*		*717.000.000*
5 - Inversões Financeiras	**56.382.956.286**		**56.382.956.286**
1000 - *Recursos Livres da União*	*31.620.633.028*		*31.620.633.028*
1050 - *Recursos Próprios Livres da UO*	*3.710.133.720*		*3.710.133.720*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1147 - *Destinações do Fundo Social – FS*	*21.052.189.538*		*21.052.189.538*
9 - Reserva de Contingência	**3.904.025.976**		**3.904.025.976**
1050 - *Recursos Próprios Livres da UO*	*3.395.198.721*		*3.395.198.721*
1052 - *Recursos Livres da UO*	*217.645.381*		*217.645.381*
1074 - *Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A*	*291.181.874*		*291.181.874*
71101 - Recursos sob Supervisão do Ministério da Fazenda	**24.922.283.722**		**24.922.283.722**
3 - Outras Despesas Correntes	7.026.033.786		7.026.033.786
1000 - Recursos Livres da União	*7.026.033.786*		*7.026.033.786*
5 - Inversões Financeiras	17.605.068.062		17.605.068.062
1000 - Recursos Livres da União	*17.605.068.062*		*17.605.068.062*
9 - Reserva de Contingência	291.181.874		291.181.874
1074 - Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A	*291.181.874*		*291.181.874*
71102 - Recursos sob Supervisão do Ministério do	**14.524.411.202**	**189.957.019**	**14.714.368.221**
1 - Pessoal e Encargos Sociais	9.705.523.028	119.957.019	9.825.480.047
1000 - Recursos Livres da União	*9.705.523.028*	*119.957.019*	*9.825.480.047*
3 - Outras Despesas Correntes	4.083.194.686	70.000.000	4.153.194.686
1000 - Recursos Livres da União	*4.083.194.686*	*70.000.000*	*4.153.194.686*
5 - Inversões Financeiras	735.693.488		735.693.488
1000 - Recursos Livres da União	*735.693.488*		*735.693.488*
71103 - Encargos Financeiros da União - Pagamento de	**51.267.411.989**		**51.267.411.989**
1 - Pessoal e Encargos Sociais	12.298.066.305		12.298.066.305
1000 - Recursos Livres da União	*12.298.066.305*		*12.298.066.305*
3 - Outras Despesas Correntes	35.689.474.206		35.689.474.206
1000 - Recursos Livres da União	*35.689.474.206*		*35.689.474.206*
5 - Inversões Financeiras	3.279.871.478		3.279.871.478
1000 - Recursos Livres da União	*3.279.871.478*		*3.279.871.478*
71104 - Remuneração de Agentes Financeiros - Recursos sob	**1.109.604.129**		**1.109.604.129**
3 - Outras Despesas Correntes	1.109.604.129		1.109.604.129
1000 - Recursos Livres da União	*1.109.604.129*		*1.109.604.129*
71903 - Fundo Social - FS	**24.762.324.258**		**24.762.324.258**
3 - Outras Despesas Correntes	1.000		1.000
1000 - Recursos Livres da União	*1.000*		*1.000*
5 - Inversões Financeiras	24.762.323.258		24.762.323.258
1050 - Recursos Próprios Livres da UO	*3.710.133.720*		*3.710.133.720*
1147 - Destinações do Fundo Social – FS	*21.052.189.538*		*21.052.189.538*
71904 - Fundo de Estabilidade do Seguro Rural - Recursos sob	**53.122.441**		**53.122.441**
3 - Outras Despesas Correntes	17.000.000		17.000.000
1050 - Recursos Próprios Livres da UO	*17.000.000*		*17.000.000*
9 - Reserva de Contingência	36.122.441		36.122.441
1050 - Recursos Próprios Livres da UO	*26.043.888*		*26.043.888*
1052 - Recursos Livres da UO	*10.078.553*		*10.078.553*
71905 - Fundo de Garantia à Exportação - Recursos sob	**14.276.721.661**		**14.276.721.661**
3 - Outras Despesas Correntes	700.000.000		700.000.000
1050 - Recursos Próprios Livres da UO	*700.000.000*		*700.000.000*
5 - Inversões Financeiras	10.000.000.000		10.000.000.000
1000 - Recursos Livres da União	*10.000.000.000*		*10.000.000.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9 - Reserva de Contingência	3.576.721.661		3.576.721.661
1050 - Recursos Próprios Livres da UO	*3.369.154.833*		*3.369.154.833*
1052 - Recursos Livres da UO	*207.566.828*		*207.566.828*
71906 - Fundo Especial de Financiamento de Campanhas	**4.961.519.777**		**4.961.519.777**
3 - Outras Despesas Correntes	4.961.519.777		4.961.519.777
1000 - Recursos Livres da União	*4.961.519.777*		*4.961.519.777*
73000 - Transferências a Estados, Distrito Federal e Municípios	**630.208.611.925**	**11.277.680.714**	**641.486.292.639**
1 - Pessoal e Encargos Sociais	**20.787.914.235**	**10.301.006.960**	**31.088.921.195**
1000 - *Recursos Livres da União*	*20.787.914.235*		*20.787.914.235*
1001 - *Recursos Livres da Seguridade Social*		*6.529.012.503*	*6.529.012.503*
1002 - *Atividades-fim da Seguridade Social*		*1.185.693.306*	*1.185.693.306*
1023 - *Pensões Militares da União e dos Ex-territórios*		*181.303.764*	*181.303.764*
1024 - *Pensões Militares e Remuneração dos Inativos Militares do FCDF*		*608.650.089*	*608.650.089*
1055 - *Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado*		*268.716.387*	*268.716.387*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*1.262.773.705*	*1.262.773.705*
1125 - *Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal*		*264.857.206*	*264.857.206*
3 - Outras Despesas Correntes	**602.936.982.076**	**954.035.896**	**603.891.017.972**
1000 - *Recursos Livres da União*	*11.072.022.167*	*907.574.192*	*11.979.596.359*
1006 - *Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes*		*20.735.692*	*20.735.692*
1126 - *Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes*		*25.726.012*	*25.726.012*
1201 - *Transferência Constitucional do Fundo de Participação dos Municípios*	*258.873.416.495*		*258.873.416.495*
1202 - *Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal*	*218.265.821.753*		*218.265.821.753*
1203 - *Transferência Constitucional do IPI Exportação*	*9.752.484.186*		*9.752.484.186*
1206 - *Transferência Constitucional de Parcela do ITR para os Municípios*	*3.904.524.652*		*3.904.524.652*
1211 - *Transferência de Parcela da Cide Combustíveis aos Estados e DF*	*1.078.330.253*		*1.078.330.253*
1213 - *Transferência das Cotas Estaduais e Municipais do Salário-Educação*	*24.562.149.477*		*24.562.149.477*
1219 - *Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios*	*27.382.982*		*27.382.982*
1229 - *Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e Municípios*	*23.426.473*		*23.426.473*
1234 - *Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e*	*2.282.330.976*		*2.282.330.976*
1235 - *Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e*	*1.492.208.679*		*1.492.208.679*
1241 - *Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais para os Estados, DF e*	*6.613.109.821*		*6.613.109.821*
1242 - *Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos Fluidos aos Estados,*	*59.945.825.468*		*59.945.825.468*
1286 - *Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF*	*205.315.952*		*205.315.952*
1287 - *Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para Aplicação Exclus*	*3.569.592*		*3.569.592*
1289 - *Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal*	*20.772.931*		*20.772.931*
9201 - *Transferência Constitucional do Fundo de Participação dos Municípios*	*2.469.450.000*		*2.469.450.000*
9202 - *Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal*	*2.082.085.294*		*2.082.085.294*
9203 - *Transferência Constitucional do IPI Exportação*	*244.000.000*		*244.000.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
***9289 -** Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal*	*18.754.925*		*18.754.925*
4 - Investimentos	**6.483.715.614**	**22.637.858**	**6.506.353.472**
***1000 -** Recursos Livres da União*	*6.483.715.614*	*22.637.858*	*6.506.353.472*
73101 - Recursos sob Supervisão do Ministério da Fazenda	**4.000.000.000**		**4.000.000.000**
3 - Outras Despesas Correntes	4.000.000.000		4.000.000.000
1000 - Recursos Livres da União	*4.000.000.000*		*4.000.000.000*
73107 - Recursos sob Supervisão do Ministério da Educação	**24.562.149.477**		**24.562.149.477**
3 - Outras Despesas Correntes	24.562.149.477		24.562.149.477
1213 - Transferência das Cotas Estaduais e Municipais do Salário-Educação	*24.562.149.477*		*24.562.149.477*
73108 - Transferências Constitucionais - Recursos sob	**496.697.495.615**		**496.697.495.615**
3 - Outras Despesas Correntes	496.697.495.615		496.697.495.615
1201 - Transferência Constitucional do Fundo de Participação dos Municípios	*258.873.416.495*		*258.873.416.495*
1202 - Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	*218.265.821.753*		*218.265.821.753*
1203 - Transferência Constitucional do IPI Exportação	*9.752.484.186*		*9.752.484.186*
1206 - Transferência Constitucional de Parcela do ITR para os Municípios	*3.904.524.652*		*3.904.524.652*
1211 - Transferência de Parcela da Cide Combustíveis aos Estados e DF	*1.078.330.253*		*1.078.330.253*
1219 - Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios	*27.382.982*		*27.382.982*
9201 - Transferência Constitucional do Fundo de Participação dos Municípios	*2.469.450.000*		*2.469.450.000*
9202 - Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	*2.082.085.294*		*2.082.085.294*
9203 - Transferência Constitucional do IPI Exportação	*244.000.000*		*244.000.000*
73109 - Recursos sob Supervisão do Ministério do Esporte	**39.527.856**		**39.527.856**
3 - Outras Despesas Correntes	39.527.856		39.527.856
1289 - Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	*20.772.931*		*20.772.931*
9289 - Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	*18.754.925*		*18.754.925*
73111 - Recursos sob Supervisão do Ministério do Meio	**23.426.473**		**23.426.473**
3 - Outras Despesas Correntes	23.426.473		23.426.473
1229 - Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e Municípios	*23.426.473*		*23.426.473*
73113 - Recursos sob Supervisão do Ministério da Gestão e	**12.006.118.859**	**3.619.864.046**	**15.625.982.905**
1 - Pessoal e Encargos Sociais	4.444.408.745	3.619.864.046	8.064.272.791
1000 - Recursos Livres da União	*4.444.408.745*		*4.444.408.745*
1001 - Recursos Livres da Seguridade Social		*990.093.271*	*990.093.271*
1002 - Atividades-fim da Seguridade Social		*1.185.693.306*	*1.185.693.306*
1023 - Pensões Militares da União e dos Ex-territórios		*181.303.764*	*181.303.764*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.262.773.705*	*1.262.773.705*
3 - Outras Despesas Correntes	1.557.994.500		1.557.994.500
1000 - Recursos Livres da União	*1.349.108.956*		*1.349.108.956*
1286 - Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF	*205.315.952*		*205.315.952*
1287 - Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para Aplicação Exclus	*3.569.592*		*3.569.592*
4 - Investimentos	6.003.715.614		6.003.715.614
1000 - Recursos Livres da União	*6.003.715.614*		*6.003.715.614*
73116 - Recursos sob Supervisão da Agência Nacional do	**60.237.855.246**		**60.237.855.246**
3 - Outras Despesas Correntes	60.237.855.246		60.237.855.246

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1000 - Recursos Livres da União	*292.029.778*		*292.029.778*
1242 - Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos Fluidos aos Estados,	*59.945.825.468*		*59.945.825.468*
73118 - Recursos sob Supervisão da Agência Nacional de	**3.774.539.655**		**3.774.539.655**
3 - Outras Despesas Correntes	3.774.539.655		3.774.539.655
1234 - Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	*2.282.330.976*		*2.282.330.976*
1235 - Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	*1.492.208.679*		*1.492.208.679*
73119 - Recursos sob Supervisão da Agência Nacional de	**6.613.109.821**		**6.613.109.821**
3 - Outras Despesas Correntes	6.613.109.821		6.613.109.821
1241 - Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais para os Estados, DF e	*6.613.109.821*		*6.613.109.821*
73120 - Recursos sob Supervisão do Fundo Nacional de Cultura	**1.500.000.000**		**1.500.000.000**
3 - Outras Despesas Correntes	1.200.000.000		1.200.000.000
1000 - Recursos Livres da União	*1.200.000.000*		*1.200.000.000*
4 - Investimentos	300.000.000		300.000.000
1000 - Recursos Livres da União	*300.000.000*		*300.000.000*
73901 - Fundo Constitucional do Distrito Federal - FCDF	**20.754.388.923**	**7.657.816.668**	**28.412.205.591**
1 - Pessoal e Encargos Sociais	16.343.505.490	6.681.142.914	23.024.648.404
1000 - Recursos Livres da União	*16.343.505.490*		*16.343.505.490*
1001 - Recursos Livres da Seguridade Social		*5.538.919.232*	*5.538.919.232*
1024 - Pensões Militares e Remuneração dos Inativos Militares do FCDF		*608.650.089*	*608.650.089*
1055 - Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado		*268.716.387*	*268.716.387*
1125 - Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal		*264.857.206*	*264.857.206*
3 - Outras Despesas Correntes	4.230.883.433	954.035.896	5.184.919.329
1000 - Recursos Livres da União	*4.230.883.433*	*907.574.192*	*5.138.457.625*
1006 - Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes		*20.735.692*	*20.735.692*
1126 - Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes		*25.726.012*	*25.726.012*
4 - Investimentos	180.000.000	22.637.858	202.637.858
1000 - Recursos Livres da União	*180.000.000*	*22.637.858*	*202.637.858*
74000 - Operações Oficiais de Crédito	**148.749.676.384**	**3.500.000**	**148.753.176.384**
2 - Juros e Encargos da Dívida	**32.000.000**		**32.000.000**
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*32.000.000*		*32.000.000*
3 - Outras Despesas Correntes	**20.292.569.239**		**20.292.569.239**
1000 - *Recursos Livres da União*	*18.891.645.320*		*18.891.645.320*
1050 - *Recursos Próprios Livres da UO*	*9.060.000*		*9.060.000*
1114 - *Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional*	*11.863.919*		*11.863.919*
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*1.380.000.000*		*1.380.000.000*
5 - Inversões Financeiras	**128.408.107.145**	**3.500.000**	**128.411.607.145**
1000 - *Recursos Livres da União*	*6.740.619.047*		*6.740.619.047*
1003 - *Recursos da UO para Aplicação na Seguridade Social*		*3.500.000*	*3.500.000*
1029 - *Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL*	*460.000.000*		*460.000.000*
1044 - *Recursos do FISTEL destinados ao FUST*	*173.067.935*		*173.067.935*
1050 - *Recursos Próprios Livres da UO*	*4.471.049.837*		*4.471.049.837*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1051 - *Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital*	*13.779.855*		*13.779.855*
1052 - *Recursos Livres da UO*	*17.158.266.124*		*17.158.266.124*
1061 - *Programas Financiados por Operações Oficiais de Crédito*	*967.953.057*		*967.953.057*
1072 - *Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj*	*169.566.071*		*169.566.071*
1091 - *Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da Indústria de Construção*	*3.626.164.516*		*3.626.164.516*
1097 - *CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*462.106.266*		*462.106.266*
1098 - *CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*1.078.247.953*		*1.078.247.953*
1099 - *CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini*	*462.106.266*		*462.106.266*
1100 - *CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*1.078.247.953*		*1.078.247.953*
1101 - *CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen*	*3.323.811.966*		*3.323.811.966*
1102 - *CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm*	*616.141.687*		*616.141.687*
1103 - *CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*59.332.988*		*59.332.988*
1104 - *CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*232.688.235*		*232.688.235*
1105 - *CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe*	*24.678.287*		*24.678.287*
1106 - *Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas*	*2.011.517*		*2.011.517*
1107 - *CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*434.906.386*		*434.906.386*
1108 - *CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe*	*386.346.246*		*386.346.246*
1109 - *CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações*	*53.727.126*		*53.727.126*
1110 - *CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T*	*27.940.380*		*27.940.380*
1112 - *CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ*	*3.154.515*		*3.154.515*
1114 - *Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional*	*7.594.003*		*7.594.003*
1118 - *CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais*	*601.508.233*		*601.508.233*
1119 - *Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad*	*28.012*		*28.012*
1124 - *Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES*	*433.928.524*		*433.928.524*
1145 - *Aplicações para os recursos de Petróleo de que trata o Art. 46-D da Lei nº 12.351/2010 - Despesas de Capital*	*31.000.000.000*		*31.000.000.000*
1207 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte*	*6.091.139.210*		*6.091.139.210*
1208 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-*	*6.091.139.210*		*6.091.139.210*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1209 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest*	*9.136.708.819*		*9.136.708.819*
1210 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest*	*9.136.708.819*		*9.136.708.819*
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*21.000.000.000*		*21.000.000.000*
1448 - *Objeto Contratual da Operação de Crédito Externa em Moeda*	*2.592.914.572*		*2.592.914.572*
9207 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte*	*58.104.706*		*58.104.706*
9208 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-*	*58.104.706*		*58.104.706*
9209 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest*	*87.157.059*		*87.157.059*
9210 - *Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest*	*87.157.059*		*87.157.059*
6 - Amortização da Dívida	**17.000.000**		**17.000.000**
1443 - *Refinanciamento da Dívida Pública Federal*	*17.000.000*		*17.000.000*
74101 - Recursos sob Supervisão da Secretaria do Tesouro	**22.643.345.320**		**22.643.345.320**
2 - Juros e Encargos da Dívida	32.000.000		32.000.000
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*32.000.000*		*32.000.000*
3 - Outras Despesas Correntes	19.894.145.320		19.894.145.320
1000 - Recursos Livres da União	*18.514.145.320*		*18.514.145.320*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*1.380.000.000*		*1.380.000.000*
5 - Inversões Financeiras	2.700.200.000		2.700.200.000
1000 - Recursos Livres da União	*1.732.246.943*		*1.732.246.943*
1061 - Programas Financiados por Operações Oficiais de Crédito	*967.953.057*		*967.953.057*
6 - Amortização da Dívida	17.000.000		17.000.000
1443 - Refinanciamento da Dívida Pública Federal	*17.000.000*		*17.000.000*
74102 - Recursos sob Supervisão do Ministério da Fazenda	**800.000.000**		**800.000.000**
5 - Inversões Financeiras	800.000.000		800.000.000
1000 - Recursos Livres da União	*800.000.000*		*800.000.000*
74201 - Recursos sob Supervisão da Superintendência de	**1.311.755**		**1.311.755**
5 - Inversões Financeiras	1.311.755		1.311.755
1050 - Recursos Próprios Livres da UO	*1.311.755*		*1.311.755*
74202 - Recursos sob Supervisão da Agência Nacional de Saúde		**3.500.000**	**3.500.000**
5 - Inversões Financeiras		3.500.000	3.500.000
1003 - Recursos da UO para Aplicação na Seguridade Social		*3.500.000*	*3.500.000*
74203 - Recursos sob Supervisão do Instituto Nacional de	**717.839.430**		**717.839.430**
5 - Inversões Financeiras	717.839.430		717.839.430
1000 - Recursos Livres da União	*700.000.000*		*700.000.000*
1050 - Recursos Próprios Livres da UO	*17.839.430*		*17.839.430*
74204 - Recursos sob Supervisão da Caixa de Construções de	**227.279.633**		**227.279.633**
3 - Outras Despesas Correntes	1.080.000		1.080.000
1050 - Recursos Próprios Livres da UO	*1.080.000*		*1.080.000*
5 - Inversões Financeiras	226.199.633		226.199.633

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1050 - Recursos Próprios Livres da UO	*212.419.778*		*212.419.778*
1051 - Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	*13.779.855*		*13.779.855*
74205 - Recursos sob Supervisão da Caixa de Financiamento	**16.944.812**		**16.944.812**
5 - Inversões Financeiras	16.944.812		16.944.812
1050 - Recursos Próprios Livres da UO	*16.944.812*		*16.944.812*
74901 - Recursos sob Supervisão do Fundo de Defesa da	**7.368.712.499**		**7.368.712.499**
5 - Inversões Financeiras	7.368.712.499		7.368.712.499
1050 - Recursos Próprios Livres da UO	*350.481.752*		*350.481.752*
1052 - Recursos Livres da UO	*7.018.230.747*		*7.018.230.747*
74902 - Recursos sob Supervisão do Fundo de Financiamento	**8.931.188.625**		**8.931.188.625**
3 - Outras Despesas Correntes	377.500.000		377.500.000
1000 - Recursos Livres da União	*377.500.000*		*377.500.000*
5 - Inversões Financeiras	8.553.688.625		8.553.688.625
1000 - Recursos Livres da União	*3.318.638.243*		*3.318.638.243*
1050 - Recursos Próprios Livres da UO	*216.333.444*		*216.333.444*
1052 - Recursos Livres da UO	*4.584.788.414*		*4.584.788.414*
1124 - Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES	*433.928.524*		*433.928.524*
74904 - Recursos sob Supervisão do Fundo da Marinha	**9.266.918.558**		**9.266.918.558**
5 - Inversões Financeiras	9.266.918.558		9.266.918.558
1050 - Recursos Próprios Livres da UO	*2.401.337.774*		*2.401.337.774*
1052 - Recursos Livres da UO	*3.239.416.268*		*3.239.416.268*
1091 - Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da Indústria de Construção	*3.626.164.516*		*3.626.164.516*
74905 - Recursos sob Sup. do Fundo p/ Desenv.Tecnol. das	**369.103.921**		**369.103.921**
5 - Inversões Financeiras	369.103.921		369.103.921
1050 - Recursos Próprios Livres da UO	*44.326*		*44.326*
1052 - Recursos Livres da UO	*369.059.595*		*369.059.595*
74906 - Recursos sob Supervisão do Fundo de Terras e da	**326.083.308**		**326.083.308**
5 - Inversões Financeiras	326.083.308		326.083.308
1000 - Recursos Livres da União	*181.621.261*		*181.621.261*
1050 - Recursos Próprios Livres da UO	*126.779.384*		*126.779.384*
1052 - Recursos Livres da UO	*17.682.663*		*17.682.663*
74908 - Recursos sob Supervisão do Fundo Geral de	**826.435.095**		**826.435.095**
5 - Inversões Financeiras	826.435.095		826.435.095
1050 - Recursos Próprios Livres da UO	*170.478.692*		*170.478.692*
1052 - Recursos Livres da UO	*655.956.403*		*655.956.403*
74910 - Recursos sob Sup. do Fundo Nac.de Desenv.Científico e	**8.846.984.016**		**8.846.984.016**
5 - Inversões Financeiras	8.846.984.016		8.846.984.016
1097 - CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*462.106.266*		*462.106.266*
1098 - CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*1.078.247.953*		*1.078.247.953*
1099 - CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	*462.106.266*		*462.106.266*
1100 - CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*1.078.247.953*		*1.078.247.953*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. — *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1101 - CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	*3.323.811.966*		*3.323.811.966*
1102 - CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	*616.141.687*		*616.141.687*
1103 - CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*59.332.988*		*59.332.988*
1104 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*232.688.235*		*232.688.235*
1105 - CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*24.678.287*		*24.678.287*
1106 - Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	*2.011.517*		*2.011.517*
1107 - CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*434.906.386*		*434.906.386*
1108 - CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	*386.346.246*		*386.346.246*
1109 - CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	*53.727.126*		*53.727.126*
1110 - CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	*27.940.380*		*27.940.380*
1112 - CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ	*3.154.515*		*3.154.515*
1118 - CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	*601.508.233*		*601.508.233*
1119 - Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	*28.012*		*28.012*
74912 - Recursos sob Supervisão do Fundo Nacional de Cultura	**467.980.000**		**467.980.000**
3 - Outras Despesas Correntes	7.980.000		7.980.000
1050 - Recursos Próprios Livres da UO	*7.980.000*		*7.980.000*
5 - Inversões Financeiras	460.000.000		460.000.000
1029 - Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL	*460.000.000*		*460.000.000*
74913 - Recursos sob Supervisão do Fundo Constitucional de	**6.149.243.916**		**6.149.243.916**
5 - Inversões Financeiras	6.149.243.916		6.149.243.916
1207 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	*6.091.139.210*		*6.091.139.210*
9207 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	*58.104.706*		*58.104.706*
74914 - Recursos sob Supervisão do Fundo Constitucional de	**6.149.243.916**		**6.149.243.916**
5 - Inversões Financeiras	6.149.243.916		6.149.243.916
1208 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	*6.091.139.210*		*6.091.139.210*
9208 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	*58.104.706*		*58.104.706*
74915 - Recursos sob Supervisão do Fundo Constitucional de	**18.447.731.756**		**18.447.731.756**
5 - Inversões Financeiras	18.447.731.756		18.447.731.756
1209 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*9.136.708.819*		*9.136.708.819*
1210 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*9.136.708.819*		*9.136.708.819*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
9209 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*87.157.059*		*87.157.059*
9210 - Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	*87.157.059*		*87.157.059*
74916 - Recursos sob Supervisão do Fundo Nacional sobre	**42.479.183.881**		**42.479.183.881**
5 - Inversões Financeiras	42.479.183.881		42.479.183.881
1050 - Recursos Próprios Livres da UO	*309.617.810*		*309.617.810*
1072 - Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	*169.566.071*		*169.566.071*
1145 - Aplicações para os recursos de Petróleo de que trata o Art. 46-D da Lei nº 12.351/2010 - Despesas de Capital	*31.000.000.000*		*31.000.000.000*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*11.000.000.000*		*11.000.000.000*
74917 - Recursos sob Supervisão do Fundo de Desenvolvimento	**1.269.070.666**		**1.269.070.666**
5 - Inversões Financeiras	1.269.070.666		1.269.070.666
1050 - Recursos Próprios Livres da UO	*326.638.430*		*326.638.430*
1052 - Recursos Livres da UO	*472.051.644*		*472.051.644*
1114 - Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	*7.188.604*		*7.188.604*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*463.191.988*		*463.191.988*
74918 - Recursos sob Supervisão do Fundo de Desenvolvimento	**1.133.932.378**		**1.133.932.378**
3 - Outras Despesas Correntes	11.663.919		11.663.919
1114 - Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	*11.663.919*		*11.663.919*
5 - Inversões Financeiras	1.122.268.459		1.122.268.459
1050 - Recursos Próprios Livres da UO	*206.114.080*		*206.114.080*
1052 - Recursos Livres da UO	*334.902.395*		*334.902.395*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*581.251.984*		*581.251.984*
74919 - Recursos sob Supervisão do Fundo de Desenvolvimento	**590.881.871**		**590.881.871**
3 - Outras Despesas Correntes	200.000		200.000
1114 - Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	*200.000*		*200.000*
5 - Inversões Financeiras	590.681.871		590.681.871
1050 - Recursos Próprios Livres da UO	*114.708.370*		*114.708.370*
1052 - Recursos Livres da UO	*27.937.502*		*27.937.502*
1114 - Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	*405.399*		*405.399*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*447.630.600*		*447.630.600*
74920 - Recursos sob Supervisão do Fundo de Universalização	**1.720.261.028**		**1.720.261.028**
5 - Inversões Financeiras	1.720.261.028		1.720.261.028
1000 - Recursos Livres da União	*8.112.600*		*8.112.600*
1044 - Recursos do FISTEL destinados ao FUST	*173.067.935*		*173.067.935*
1052 - Recursos Livres da UO	*438.240.493*		*438.240.493*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*1.100.840.000*		*1.100.840.000*
74921 - Recursos sob Supervisão do Fundo Nacional de	**10.000.000.000**		**10.000.000.000**
5 - Inversões Financeiras	10.000.000.000		10.000.000.000
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*10.000.000.000*		*10.000.000.000*
75000 - Dívida Pública Federal	**2.859.968.152.647**		**2.859.968.152.647**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V.

Valores em R$1,00.
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
2 - Juros e Encargos da Dívida	**642.721.771.458**		**642.721.771.458**
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*642.721.771.458*		*642.721.771.458*
6 - Amortização da Dívida	**2.217.246.381.189**		**2.217.246.381.189**
1000 - *Recursos Livres da União*	*299.209.470.720*		*299.209.470.720*
1400 - *Pagamento da Dívida Pública Mobiliária Federal*	*41.027.915.349*		*41.027.915.349*
1401 - *Amortização da Dívida Pública Federal*	*46.538.884.675*		*46.538.884.675*
1443 - *Refinanciamento da Dívida Pública Federal*	*1.819.725.132.245*		*1.819.725.132.245*
1444 - *Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen*	*264.313.200*		*264.313.200*
1448 - *Objeto Contratual da Operação de Crédito Externa em Moeda*	*10.480.665.000*		*10.480.665.000*
75101 - Recursos sob Supervisão do Ministério da Fazenda	**2.859.968.152.647**		**2.859.968.152.647**
2 - Juros e Encargos da Dívida	642.721.771.458		642.721.771.458
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*642.721.771.458*		*642.721.771.458*
6 - Amortização da Dívida	2.217.246.381.189		2.217.246.381.189
1000 - Recursos Livres da União	*299.209.470.720*		*299.209.470.720*
1400 - Pagamento da Dívida Pública Mobiliária Federal	*41.027.915.349*		*41.027.915.349*
1401 - Amortização da Dívida Pública Federal	*46.538.884.675*		*46.538.884.675*
1443 - Refinanciamento da Dívida Pública Federal	*1.819.725.132.245*		*1.819.725.132.245*
1444 - Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	*264.313.200*		*264.313.200*
1448 - Objeto Contratual da Operação de Crédito Externa em Moeda	*10.480.665.000*		*10.480.665.000*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
MINISTÉRIO PÚBLICO	**9.621.088.288**	**1.136.918.192**	**10.758.006.480**
1 - Pessoal e Encargos Sociais	**7.514.175.528**	**1.136.900.192**	**8.651.075.720**
1000 - Recursos Livres da União	*7.514.175.528*	*5.000*	*7.514.180.528*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*1.136.895.192*	*1.136.895.192*
3 - Outras Despesas Correntes	**2.032.653.915**	**18.000**	**2.032.671.915**
1000 - Recursos Livres da União	*2.030.269.822*	*18.000*	*2.030.287.822*
1050 - Recursos Próprios Livres da UO	*2.384.093*		*2.384.093*
4 - Investimentos	**74.258.845**		**74.258.845**
1000 - Recursos Livres da União	*74.258.845*		*74.258.845*
34000 - Ministério Público da União	**9.488.441.468**	**1.136.348.411**	**10.624.789.879**
1 - Pessoal e Encargos Sociais	**7.439.845.969**	**1.136.330.411**	**8.576.176.380**
1000 - *Recursos Livres da União*	*7.439.845.969*	*5.000*	*7.439.850.969*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*1.136.325.411*	*1.136.325.411*
3 - Outras Despesas Correntes	**1.975.471.374**	**18.000**	**1.975.489.374**
1000 - *Recursos Livres da União*	*1.973.100.947*	*18.000*	*1.973.118.947*
1050 - *Recursos Próprios Livres da UO*	*2.370.427*		*2.370.427*
4 - Investimentos	**73.124.125**		**73.124.125**
1000 - *Recursos Livres da União*	*73.124.125*		*73.124.125*
34101 - Ministério Público Federal	**5.507.935.164**	**608.166.393**	**6.116.101.557**
1 - Pessoal e Encargos Sociais	4.257.128.280	608.148.393	4.865.276.673
1000 - Recursos Livres da União	*4.257.128.280*	*1.000*	*4.257.129.280*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*608.147.393*	*608.147.393*
3 - Outras Despesas Correntes	1.190.200.616	18.000	1.190.218.616
1000 - Recursos Livres da União	*1.187.841.936*	*18.000*	*1.187.859.936*
1050 - Recursos Próprios Livres da UO	*2.358.680*		*2.358.680*
4 - Investimentos	60.606.268		60.606.268
1000 - Recursos Livres da União	*60.606.268*		*60.606.268*
34102 - Ministério Público Militar	**328.217.276**	**71.354.458**	**399.571.734**
1 - Pessoal e Encargos Sociais	245.056.480	71.354.458	316.410.938
1000 - Recursos Livres da União	*245.056.480*	*1.000*	*245.057.480*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*71.353.458*	*71.353.458*
3 - Outras Despesas Correntes	79.310.796		79.310.796
1000 - Recursos Livres da União	*79.310.796*		*79.310.796*
4 - Investimentos	3.850.000		3.850.000
1000 - Recursos Livres da União	*3.850.000*		*3.850.000*
34103 - Ministério Público do Distrito Federal e dos Territórios	**1.229.466.625**	**139.830.504**	**1.369.297.129**
1 - Pessoal e Encargos Sociais	1.008.715.632	139.830.504	1.148.546.136
1000 - Recursos Livres da União	*1.008.715.632*	*1.000*	*1.008.716.632*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*139.829.504*	*139.829.504*
3 - Outras Despesas Correntes	215.750.993		215.750.993
1000 - Recursos Livres da União	*215.744.320*		*215.744.320*
1050 - Recursos Próprios Livres da UO	*6.673*		*6.673*
4 - Investimentos	5.000.000		5.000.000
1000 - Recursos Livres da União	*5.000.000*		*5.000.000*
34104 - Ministério Público do Trabalho	**2.378.463.401**	**316.932.071**	**2.695.395.472**

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
1 - Pessoal e Encargos Sociais	1.909.505.172	316.932.071	2.226.437.243
1000 - Recursos Livres da União	*1.909.505.172*	*1.000*	*1.909.506.172*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*316.931.071*	*316.931.071*
3 - Outras Despesas Correntes	465.366.222		465.366.222
1000 - Recursos Livres da União	*465.366.222*		*465.366.222*
4 - Investimentos	3.592.007		3.592.007
1000 - Recursos Livres da União	*3.592.007*		*3.592.007*
34105 - Escola Superior do Ministério Público da União	**44.359.002**	**64.985**	**44.423.987**
1 - Pessoal e Encargos Sociais	19.440.405	64.985	19.505.390
1000 - Recursos Livres da União	*19.440.405*	*1.000*	*19.441.405*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*63.985*	*63.985*
3 - Outras Despesas Correntes	24.842.747		24.842.747
1000 - Recursos Livres da União	*24.837.673*		*24.837.673*
1050 - Recursos Próprios Livres da UO	*5.074*		*5.074*
4 - Investimentos	75.850		75.850
1000 - Recursos Livres da União	*75.850*		*75.850*
59000 - Conselho Nacional do Ministério Público	**132.646.820**	**569.781**	**133.216.601**
1 - Pessoal e Encargos Sociais	**74.329.559**	**569.781**	**74.899.340**
1000 - *Recursos Livres da União*	*74.329.559*		*74.329.559*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*569.781*	*569.781*
3 - Outras Despesas Correntes	**57.182.541**		**57.182.541**
1000 - *Recursos Livres da União*	*57.168.875*		*57.168.875*
1050 - *Recursos Próprios Livres da UO*	*13.666*		*13.666*
4 - Investimentos	**1.134.720**		**1.134.720**
1000 - *Recursos Livres da União*	*1.134.720*		*1.134.720*
59101 - Conselho Nacional do Ministério Público	**132.646.820**	**569.781**	**133.216.601**
1 - Pessoal e Encargos Sociais	74.329.559	569.781	74.899.340
1000 - Recursos Livres da União	*74.329.559*		*74.329.559*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*569.781*	*569.781*
3 - Outras Despesas Correntes	57.182.541		57.182.541
1000 - Recursos Livres da União	*57.168.875*		*57.168.875*
1050 - Recursos Próprios Livres da UO	*13.666*		*13.666*
4 - Investimentos	1.134.720		1.134.720
1000 - Recursos Livres da União	*1.134.720*		*1.134.720*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*
Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
DEFENSORIA PÚBLICA	**870.886.292**	**21.477.553**	**892.363.845**
1 - Pessoal e Encargos Sociais	**560.835.359**	**21.477.553**	**582.312.912**
1000 - Recursos Livres da União	*560.835.359*		*560.835.359*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*21.477.553*	*21.477.553*
3 - Outras Despesas Correntes	**297.269.538**		**297.269.538**
1000 - Recursos Livres da União	*297.269.538*		*297.269.538*
4 - Investimentos	**12.781.395**		**12.781.395**
1000 - Recursos Livres da União	*12.781.395*		*12.781.395*
29000 - Defensoria Pública da União	**870.886.292**	**21.477.553**	**892.363.845**
1 - Pessoal e Encargos Sociais	**560.835.359**	**21.477.553**	**582.312.912**
1000 - *Recursos Livres da União*	*560.835.359*		*560.835.359*
1056 - *Benefícios do Regime Próprio de Previdência Social da União*		*21.477.553*	*21.477.553*
3 - Outras Despesas Correntes	**297.269.538**		**297.269.538**
1000 - *Recursos Livres da União*	*297.269.538*		*297.269.538*
4 - Investimentos	**12.781.395**		**12.781.395**
1000 - *Recursos Livres da União*	*12.781.395*		*12.781.395*
29101 - Defensoria Pública da União	**870.886.292**	**21.477.553**	**892.363.845**
1 - Pessoal e Encargos Sociais	560.835.359	21.477.553	582.312.912
1000 - Recursos Livres da União	*560.835.359*		*560.835.359*
1056 - Benefícios do Regime Próprio de Previdência Social da União		*21.477.553*	*21.477.553*
3 - Outras Despesas Correntes	297.269.538		297.269.538
1000 - Recursos Livres da União	*297.269.538*		*297.269.538*
4 - Investimentos	12.781.395		12.781.395
1000 - Recursos Livres da União	*12.781.395*		*12.781.395*

Quadro 5
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Poder, Órgão, UO, Fonte de Recursos e Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso V. *Valores em R$1,00.*

Recursos de todas as fontes.

PODER / ÓRGÃO / UO GND/Fonte	Fiscal	Seguridade	Total
RESERVA DE CONTINGÊNCIA	**13.151.341.559**		**13.151.341.559**
9 - Reserva de Contingência	**13.151.341.559**		**13.151.341.559**
1000 - Recursos Livres da União	*3.273.677.969*		*3.273.677.969*
1076 - Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela Liminar do STF	*9.858.708.842*		*9.858.708.842*
1141 - Recursos Destinados conforme Decisões ou Acordos, Judiciais ou Extrajudiciais	*18.954.748*		*18.954.748*
90000 - Reserva de Contingência	**13.151.341.559**		**13.151.341.559**
9 - Reserva de Contingência	**13.151.341.559**		**13.151.341.559**
1000 - *Recursos Livres da União*	*3.273.677.969*		*3.273.677.969*
1076 - *Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela Liminar do STF*	*9.858.708.842*		*9.858.708.842*
1141 - *Recursos Destinados conforme Decisões ou Acordos, Judiciais ou Extrajudiciais*	*18.954.748*		*18.954.748*
90000 - Reserva de Contingência	**13.151.341.559**		**13.151.341.559**
9 - Reserva de Contingência	13.151.341.559		13.151.341.559
1000 - Recursos Livres da União	*3.273.677.969*		*3.273.677.969*
1076 - Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela Liminar do STF	*9.858.708.842*		*9.858.708.842*
1141 - Recursos Destinados conforme Decisões ou Acordos, Judiciais ou Extrajudiciais	*18.954.748*		*18.954.748*

Quadro 6A
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI.

Valores em R$1,00.
Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
01 Legislativa	11.497.471.350	352.388.253	11.849.859.603
02 Judiciária	55.477.497.967	13.000	55.477.510.967
03 Essencial à Justiça	14.145.846.272	0	14.145.846.272
04 Administração	38.326.721.103	120.862.356	38.447.583.459
05 Defesa Nacional	99.474.935.637	4.322.739.761	103.797.675.398
06 Segurança Pública	19.760.970.902	0	19.760.970.902
07 Relações Exteriores	5.007.050.754	0	5.007.050.754
08 Assistência Social	15.613.959	294.065.362.769	294.080.976.728
09 Previdência Social	0	1.195.674.936.844	1.195.674.936.844
10 Saúde	0	252.197.019.942	252.197.019.942
11 Trabalho	25.605.957.135	97.311.640.649	122.917.597.784
12 Educação	189.316.273.498	23.085.811.021	212.402.084.519
13 Cultura	3.383.720.413	0	3.383.720.413
14 Direitos da Cidadania	2.789.654.382	117.031.165	2.906.685.547
15 Urbanismo	11.864.331.700	0	11.864.331.700
16 Habitação	907.185.012	0	907.185.012
17 Saneamento	1.311.665.630	0	1.311.665.630
18 Gestão Ambiental	48.765.562.670	0	48.765.562.670
19 Ciência e Tecnologia	21.876.743.924	0	21.876.743.924
20 Agricultura	36.439.154.522	0	36.439.154.522
21 Organização Agrária	5.554.581.438	0	5.554.581.438
22 Indústria	2.815.787.726	0	2.815.787.726
23 Comércio e Serviços	7.285.313.189	0	7.285.313.189
24 Comunicações	3.665.665.256	0	3.665.665.256
25 Energia	1.878.722.458	0	1.878.722.458
26 Transporte	18.460.377.491	0	18.460.377.491
27 Desporto e Lazer	1.930.271.566	0	1.930.271.566
28 Encargos Especiais	3.682.257.820.877	110.995.013.063	3.793.252.833.940
99 Reserva de Contingência	56.362.225.327	298.598.226	56.660.823.553
TOTAL	**4.366.177.122.158**	**1.978.541.417.049**	**6.344.718.539.207**

Quadro 6A
Despesas dos Orçamentos Fiscal e da Seguridade Social por Função e Subfunção

LDO-2026, Anexo I, Inciso VI.

Valores em R$1,00.
Recursos de todas as fontes.

Subfunção	Fiscal	Seguridade	Total
031 Ação Legislativa	2.329.259.191		2.329.259.191
032 Controle Externo	1.030.173.057		1.030.173.057
061 Ação Judiciária	5.235.392.536		5.235.392.536
062 Defesa do Interesse Público no Processo Judiciário	1.054.080.115		1.054.080.115
092 Representação Judicial e Extrajudicial	749.787.249	200.000	749.987.249
121 Planejamento e Orçamento	1.308.741.256	59.303.868	1.368.045.124
122 Administração Geral	197.041.740.964	30.614.123.564	227.655.864.528
123 Administração Financeira	426.786.911		426.786.911
124 Controle Interno	155.213.682	2.930.000	158.143.682
125 Normatização e Fiscalização	2.761.485.621	72.586.151	2.834.071.772
126 Tecnologia da Informação	3.893.282.099	1.746.461.713	5.639.743.812
127 Ordenamento Territorial	1.042.478.029		1.042.478.029
128 Formação de Recursos Humanos	258.042.430	3.743.061.531	4.001.103.961
129 Administração de Receitas	267.964.315		267.964.315
130 Administração de Concessões	11.150.659		11.150.659
131 Comunicação Social	1.279.092.423	361.887.365	1.640.979.788
151 Defesa Aérea	6.888.453.340		6.888.453.340
152 Defesa Naval	1.912.150.042		1.912.150.042
153 Defesa Terrestre	3.023.689.185		3.023.689.185
181 Policiamento	4.202.039.597		4.202.039.597
182 Defesa Civil	860.151.566		860.151.566
183 Informação e Inteligência	109.163.026		109.163.026
211 Relações Diplomáticas	1.226.035.825		1.226.035.825
212 Cooperação Internacional	81.146.582	2.000.000	83.146.582
241 Assistência à Pessoa Idosa	25.096.208	54.996.263.330	55.021.359.538
242 Assistência à Pessoa com Deficiência	15.613.959	68.289.991.472	68.305.605.431
243 Assistência à Criança e ao Adolescente	63.104.715	326.995.704	390.100.419
244 Assistência Comunitária	6.882.880.482	6.131.164.355	13.014.044.837
245 Serviços Socioassistenciais		3.532.561.120	3.532.561.120
246 Segurança de Renda		158.632.791.717	158.632.791.717
271 Previdência Básica		1.073.721.620.760	1.073.721.620.760
272 Previdência do Regime Estatutário		113.572.651.660	113.572.651.660
274 Previdência Especial		141.206	141.206
301 Atenção Básica		61.440.374.300	61.440.374.300
302 Assistência Hospitalar e Ambulatorial		122.543.828.575	122.543.828.575
303 Suporte Profilático e Terapêutico		31.928.467.576	31.928.467.576
304 Vigilância Sanitária		389.308.587	389.308.587
305 Vigilância Epidemiológica		15.817.601.456	15.817.601.456
306 Alimentação e Nutrição		6.525.782.898	6.525.782.898
331 Proteção e Benefícios ao Trabalhador	27.503.399.773	104.591.480.787	132.094.880.560
333 Empregabilidade	9.867.431	157.952.736	167.820.167
334 Fomento ao Trabalho	23.066.615.836	30.318.252	23.096.934.088
362 Ensino Médio	11.458.463.673		11.458.463.673

Quadro 6A
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*

Recursos de todas as fontes.

Subfunção	Fiscal	Seguridade	Total
363 Ensino Profissional	20.832.754.756		20.832.754.756
364 Ensino Superior	48.225.498.428	28.032.250	48.253.530.678
365 Educação Infantil	1.575.017.334		1.575.017.334
366 Educação de Jovens e Adultos	116.998.907		116.998.907
367 Educação Especial	48.262.657		48.262.657
368 Educação Básica	9.324.510.549		9.324.510.549
391 Patrimônio Histórico, Artístico e Arqueológico	291.331.503	14.886.776	306.218.279
392 Difusão Cultural	1.484.424.158		1.484.424.158
421 Custódia e Reintegração Social	481.602.221		481.602.221
422 Direitos Individuais, Coletivos e Difusos	1.579.231.501	150.599.509	1.729.831.010
423 Assistência aos Povos Indígenas	594.637.215	1.379.543.074	1.974.180.289
451 Infra-Estrutura Urbana	3.240.716.904		3.240.716.904
452 Serviços Urbanos	22.081.448		22.081.448
453 Transportes Coletivos Urbanos	1.031.343.109		1.031.343.109
482 Habitação Urbana	1.231.190.899		1.231.190.899
511 Saneamento Básico Rural	50.144.847	745.119.421	795.264.268
512 Saneamento Básico Urbano	1.263.603.578	186.318.283	1.449.921.861
541 Preservação e Conservação Ambiental	43.249.709.897	11.701.447	43.261.411.344
542 Controle Ambiental	175.639.981		175.639.981
543 Recuperação de Áreas Degradadas	15.205.166		15.205.166
544 Recursos Hídricos	2.830.531.094		2.830.531.094
545 Meteorologia	22.886.396		22.886.396
571 Desenvolvimento Científico	3.448.981.040	1.558.410.064	5.007.391.104
572 Desenvolvimento Tecnológico e Engenharia	18.792.515.987	826.157.611	19.618.673.598
573 Difusão do Conhecimento Científico e Tecnológico	521.873.374	222.692.674	744.566.048
605 Abastecimento	9.235.206.505		9.235.206.505
606 Extensão Rural	305.641.938		305.641.938
607 Irrigação	86.781.384		86.781.384
608 Promoção da Produção Agropecuária	20.120.192.130		20.120.192.130
609 Defesa Agropecuária	48.001.559		48.001.559
631 Reforma Agrária	1.244.128.552		1.244.128.552
661 Promoção Industrial	38.416.848		38.416.848
662 Produção Industrial	238.008.808		238.008.808
663 Mineração	50.739.162		50.739.162
664 Propriedade Industrial	102.299.082		102.299.082
665 Normalização e Qualidade	24.739.804		24.739.804
691 Promoção Comercial	1.185.960.350		1.185.960.350
693 Comércio Exterior	3.703.138.655		3.703.138.655
694 Serviços Financeiros	7.673.088.625		7.673.088.625
695 Turismo	2.833.103.326		2.833.103.326
722 Telecomunicações	2.032.435.238		2.032.435.238
751 Conservação de Energia	26.138.089		26.138.089
752 Energia Elétrica	48.679.121		48.679.121

Quadro 6A
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

Subfunção	Fiscal	Seguridade	Total
753 Combustíveis Minerais	6.081.318		6.081.318
754 Biocombustíveis	2.152.048		2.152.048
781 Transporte Aéreo	349.608.230		349.608.230
782 Transporte Rodoviário	12.375.910.172		12.375.910.172
783 Transporte Ferroviário	396.988.314		396.988.314
784 Transporte Aquaviário	679.281.017		679.281.017
811 Desporto de Rendimento	360.383.793		360.383.793
812 Desporto Comunitário	1.480.952.368		1.480.952.368
841 Refinanciamento da Dívida Interna	1.741.032.790.554		1.741.032.790.554
842 Refinanciamento da Dívida Externa	29.139.732.220		29.139.732.220
843 Serviço da Dívida Interna	1.011.636.201.715		1.011.636.201.715
844 Serviço da Dívida Externa	45.298.488.982		45.298.488.982
845 Outras Transferências	515.704.907.767	7.674.518.641	523.379.426.408
846 Outros Encargos Especiais	246.215.703.253	106.212.988.390	352.428.691.643
847 Transferências para a Educação Básica	189.515.781.178		189.515.781.178
999 Reserva de Contingência	56.362.225.327	298.598.226	56.660.823.553
TOTAL	**4.366.177.122.158**	**1.978.541.417.049**	**6.344.718.539.207**

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
01 Legislativa	**11.497.471.350**	**352.388.253**	**11.849.859.603**
031 Ação Legislativa	2.327.305.715		2.327.305.715
032 Controle Externo	542.823.518		542.823.518
122 Administração Geral	6.999.882.977		6.999.882.977
131 Comunicação Social	86.741.199		86.741.199
331 Proteção e Benefícios ao Trabalhador	1.070.086.063	352.388.253	1.422.474.316
846 Outros Encargos Especiais	470.631.878		470.631.878
02 Judiciária	**55.477.497.967**	**13.000**	**55.477.510.967**
032 Controle Externo	443.394.185		443.394.185
061 Ação Judiciária	5.235.392.536		5.235.392.536
122 Administração Geral	38.330.508.759		38.330.508.759
126 Tecnologia da Informação	57.186.729		57.186.729
128 Formação de Recursos Humanos	18.124.868		18.124.868
131 Comunicação Social	56.839.996		56.839.996
331 Proteção e Benefícios ao Trabalhador	5.976.742.249		5.976.742.249
846 Outros Encargos Especiais	5.359.308.645	13.000	5.359.321.645
03 Essencial à Justiça	**14.145.846.272**	**0**	**14.145.846.272**
032 Controle Externo	43.955.354		43.955.354
062 Defesa do Interesse Público no Processo Judiciário	1.054.080.115		1.054.080.115
092 Representação Judicial e Extrajudicial	584.426.178		584.426.178
122 Administração Geral	9.845.091.220		9.845.091.220
128 Formação de Recursos Humanos	21.395.240		21.395.240
131 Comunicação Social	26.628.360		26.628.360
331 Proteção e Benefícios ao Trabalhador	1.153.934.474		1.153.934.474
422 Direitos Individuais, Coletivos e Difusos	116.983.322		116.983.322
846 Outros Encargos Especiais	1.299.352.009		1.299.352.009
04 Administração	**38.326.721.103**	**120.862.356**	**38.447.583.459**
092 Representação Judicial e Extrajudicial	165.361.071		165.361.071
121 Planejamento e Orçamento	846.928.096		846.928.096
122 Administração Geral	25.166.761.282		25.166.761.282
123 Administração Financeira	426.786.911		426.786.911
124 Controle Interno	155.213.682		155.213.682
125 Normatização e Fiscalização	681.985.175		681.985.175
126 Tecnologia da Informação	3.197.759.939		3.197.759.939
127 Ordenamento Territorial	79.832.510		79.832.510
128 Formação de Recursos Humanos	800.000		800.000
129 Administração de Receitas	267.964.315		267.964.315
131 Comunicação Social	852.138.103		852.138.103
183 Informação e Inteligência	97.705.667		97.705.667
211 Relações Diplomáticas	577.701		577.701
331 Proteção e Benefícios ao Trabalhador	3.719.995.705	120.862.356	3.840.858.061
364 Ensino Superior	2.045.490		2.045.490
391 Patrimônio Histórico, Artístico e Arqueológico	28.930.394		28.930.394
541 Preservação e Conservação Ambiental	19.212.792		19.212.792
571 Desenvolvimento Científico	21.052.231		21.052.231
573 Difusão do Conhecimento Científico e Tecnológico	9.397.642		9.397.642
662 Produção Industrial	59.950.000		59.950.000
722 Telecomunicações	173.820.400		173.820.400
846 Outros Encargos Especiais	2.352.501.997		2.352.501.997
05 Defesa Nacional	**99.474.935.637**	**4.322.739.761**	**103.797.675.398**
121 Planejamento e Orçamento	2.166.920		2.166.920
122 Administração Geral	76.740.020.124	152.776.531	76.892.796.655
125 Normatização e Fiscalização	345.818.729		345.818.729
126 Tecnologia da Informação	12.288.646		12.288.646
128 Formação de Recursos Humanos	95.642.042		95.642.042
131 Comunicação Social	996.983		996.983
151 Defesa Aérea	6.888.453.340		6.888.453.340

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
152 Defesa Naval	1.912.150.042		1.912.150.042
153 Defesa Terrestre	3.023.689.185		3.023.689.185
183 Informação e Inteligência	11.457.359		11.457.359
212 Cooperação Internacional	31.876.683		31.876.683
244 Assistência Comunitária	115.664.016		115.664.016
301 Atenção Básica		26.696.050	26.696.050
302 Assistência Hospitalar e Ambulatorial		69.636.113	69.636.113
303 Suporte Profilático e Terapêutico		700.000	700.000
331 Proteção e Benefícios ao Trabalhador	7.869.329.167	4.053.340.002	11.922.669.169
363 Ensino Profissional	145.996.158		145.996.158
364 Ensino Superior	54.845.337		54.845.337
368 Educação Básica	47.845.016		47.845.016
423 Assistência aos Povos Indígenas	194.757.601		194.757.601
482 Habitação Urbana	322.005.887		322.005.887
542 Controle Ambiental	49.294.793		49.294.793
571 Desenvolvimento Científico	125.001.072		125.001.072
572 Desenvolvimento Tecnológico e Engenharia	1.140.197.926		1.140.197.926
573 Difusão do Conhecimento Científico e Tecnológico	5.199.034		5.199.034
722 Telecomunicações	42.584.409		42.584.409
781 Transporte Aéreo	12.000.000		12.000.000
811 Desporto de Rendimento	16.555.210		16.555.210
846 Outros Encargos Especiais	269.099.958	19.591.065	288.691.023
06 Segurança Pública	**19.760.970.902**	**0**	**19.760.970.902**
122 Administração Geral	11.720.737.695		11.720.737.695
128 Formação de Recursos Humanos	22.390.300		22.390.300
131 Comunicação Social	100.004		100.004
181 Policiamento	4.202.039.597		4.202.039.597
182 Defesa Civil	669.436.675		669.436.675
331 Proteção e Benefícios ao Trabalhador	613.464.182		613.464.182
421 Custódia e Reintegração Social	481.602.221		481.602.221
422 Direitos Individuais, Coletivos e Difusos	216.293.292		216.293.292
482 Habitação Urbana	2.000.000		2.000.000
846 Outros Encargos Especiais	1.832.906.936		1.832.906.936
07 Relações Exteriores	**5.007.050.754**	**0**	**5.007.050.754**
122 Administração Geral	2.395.773.589		2.395.773.589
128 Formação de Recursos Humanos	4.215.268		4.215.268
211 Relações Diplomáticas	1.221.208.206		1.221.208.206
212 Cooperação Internacional	40.638.595		40.638.595
331 Proteção e Benefícios ao Trabalhador	1.072.589.249		1.072.589.249
392 Difusão Cultural	60.906.347		60.906.347
573 Difusão do Conhecimento Científico e Tecnológico	7.158.332		7.158.332
691 Promoção Comercial	8.445.597		8.445.597
846 Outros Encargos Especiais	196.115.571		196.115.571
08 Assistência Social	**15.613.959**	**294.065.362.769**	**294.080.976.728**
122 Administração Geral		629.245.463	629.245.463
125 Normatização e Fiscalização		27.752.137	27.752.137
126 Tecnologia da Informação		39.685.554	39.685.554
128 Formação de Recursos Humanos		426.740	426.740
131 Comunicação Social		89.611.769	89.611.769
241 Assistência à Pessoa Idosa		54.992.331.122	54.992.331.122
242 Assistência à Pessoa com Deficiência	15.613.959	68.289.991.472	68.305.605.431
243 Assistência à Criança e ao Adolescente		308.841.617	308.841.617
244 Assistência Comunitária		6.131.164.355	6.131.164.355
245 Serviços Socioassistenciais		3.532.561.120	3.532.561.120
246 Segurança de Renda		158.632.791.717	158.632.791.717
306 Alimentação e Nutrição		906.330.161	906.330.161
331 Proteção e Benefícios ao Trabalhador		6.503.278	6.503.278

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
422 Direitos Individuais, Coletivos e Difusos		30.076.672	30.076.672
511 Saneamento Básico Rural		443.647.640	443.647.640
846 Outros Encargos Especiais		4.401.952	4.401.952
09 Previdência Social	**0**	**1.195.674.936.844**	**1.195.674.936.844**
092 Representação Judicial e Extrajudicial		200.000	200.000
122 Administração Geral		6.524.022.320	6.524.022.320
124 Controle Interno		2.930.000	2.930.000
125 Normatização e Fiscalização		314.518	314.518
126 Tecnologia da Informação		448.812.991	448.812.991
128 Formação de Recursos Humanos		400.000	400.000
131 Comunicação Social		5.560.428	5.560.428
271 Previdência Básica		1.073.721.620.760	1.073.721.620.760
272 Previdência do Regime Estatutário		113.572.651.660	113.572.651.660
331 Proteção e Benefícios ao Trabalhador		432.382.927	432.382.927
846 Outros Encargos Especiais		966.041.240	966.041.240
10 Saúde	**0**	**252.197.019.942**	**252.197.019.942**
121 Planejamento e Orçamento		59.303.868	59.303.868
122 Administração Geral		23.300.233.881	23.300.233.881
125 Normatização e Fiscalização		43.828.793	43.828.793
126 Tecnologia da Informação		1.118.129.386	1.118.129.386
128 Formação de Recursos Humanos		3.741.184.791	3.741.184.791
131 Comunicação Social		266.715.168	266.715.168
301 Atenção Básica		61.413.678.250	61.413.678.250
302 Assistência Hospitalar e Ambulatorial		107.017.632.184	107.017.632.184
303 Suporte Profilático e Terapêutico		31.927.767.576	31.927.767.576
304 Vigilância Sanitária		389.308.587	389.308.587
305 Vigilância Epidemiológica		15.817.601.456	15.817.601.456
306 Alimentação e Nutrição		157.545.445	157.545.445
331 Proteção e Benefícios ao Trabalhador		1.224.033.072	1.224.033.072
391 Patrimônio Histórico, Artístico e Arqueológico		14.886.776	14.886.776
422 Direitos Individuais, Coletivos e Difusos		25.577.967	25.577.967
423 Assistência aos Povos Indígenas		1.379.543.074	1.379.543.074
511 Saneamento Básico Rural		301.471.781	301.471.781
512 Saneamento Básico Urbano		186.318.283	186.318.283
541 Preservação e Conservação Ambiental		11.701.447	11.701.447
571 Desenvolvimento Científico		1.550.063.542	1.550.063.542
572 Desenvolvimento Tecnológico e Engenharia		826.157.611	826.157.611
573 Difusão do Conhecimento Científico e Tecnológico		222.692.674	222.692.674
846 Outros Encargos Especiais		1.201.644.330	1.201.644.330
11 Trabalho	**25.605.957.135**	**97.311.640.649**	**122.917.597.784**
122 Administração Geral	2.052.651.319		2.052.651.319
125 Normatização e Fiscalização	32.648.000	690.703	33.338.703
126 Tecnologia da Informação	143.854.937	139.833.782	283.688.719
127 Ordenamento Territorial	100.000		100.000
128 Formação de Recursos Humanos	1.330.788		1.330.788
131 Comunicação Social	17.651.692		17.651.692
331 Proteção e Benefícios ao Trabalhador	82.301.855	96.974.498.654	97.056.800.509
333 Empregabilidade	9.867.431	157.952.736	167.820.167
334 Fomento ao Trabalho	23.066.615.836	30.318.252	23.096.934.088
366 Educação de Jovens e Adultos	4.294.533		4.294.533
571 Desenvolvimento Científico	1.728.680	8.346.522	10.075.202
846 Outros Encargos Especiais	192.912.064		192.912.064
12 Educação	**189.316.273.498**	**23.085.811.021**	**212.402.084.519**
122 Administração Geral	2.093.952.837	7.845.369	2.101.798.206
128 Formação de Recursos Humanos	59.610.715	1.050.000	60.660.715
131 Comunicação Social	109.326.597		109.326.597
211 Relações Diplomáticas	2.424.172		2.424.172

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
302 Assistência Hospitalar e Ambulatorial		15.456.560.278	15.456.560.278
306 Alimentação e Nutrição		5.461.907.292	5.461.907.292
331 Proteção e Benefícios ao Trabalhador	4.631.212.950	1.427.472.245	6.058.685.195
362 Ensino Médio	11.458.463.673		11.458.463.673
363 Ensino Profissional	20.637.202.357		20.637.202.357
364 Ensino Superior	48.168.607.601	28.032.250	48.196.639.851
365 Educação Infantil	1.575.017.334		1.575.017.334
366 Educação de Jovens e Adultos	112.704.374		112.704.374
367 Educação Especial	48.262.657		48.262.657
368 Educação Básica	9.276.665.533		9.276.665.533
571 Desenvolvimento Científico	251.358.276		251.358.276
573 Difusão do Conhecimento Científico e Tecnológico	430.572.183		430.572.183
694 Serviços Financeiros	7.673.088.625		7.673.088.625
846 Outros Encargos Especiais	10.803.284.471	702.943.587	11.506.228.058
847 Transferências para a Educação Básica	71.984.519.143		71.984.519.143
13 Cultura	**3.383.720.413**	**0**	**3.383.720.413**
122 Administração Geral	846.799.472		846.799.472
125 Normatização e Fiscalização	10.100.000		10.100.000
128 Formação de Recursos Humanos	1.805.950		1.805.950
131 Comunicação Social	1.000		1.000
331 Proteção e Benefícios ao Trabalhador	49.635.443		49.635.443
391 Patrimônio Histórico, Artístico e Arqueológico	262.401.109		262.401.109
392 Difusão Cultural	1.423.517.811		1.423.517.811
571 Desenvolvimento Científico	23.351.158		23.351.158
691 Promoção Comercial	700.000.000		700.000.000
846 Outros Encargos Especiais	66.108.470		66.108.470
14 Direitos da Cidadania	**2.789.654.382**	**117.031.165**	**2.906.685.547**
031 Ação Legislativa	1.953.476		1.953.476
122 Administração Geral	743.559.902		743.559.902
125 Normatização e Fiscalização	122.674.745		122.674.745
131 Comunicação Social	45.319.710		45.319.710
211 Relações Diplomáticas	864.000		864.000
241 Assistência à Pessoa Idosa	25.096.208	3.932.208	29.028.416
243 Assistência à Criança e ao Adolescente	63.104.715	18.154.087	81.258.802
331 Proteção e Benefícios ao Trabalhador	32.120.781		32.120.781
422 Direitos Individuais, Coletivos e Difusos	1.231.895.887	94.944.870	1.326.840.757
423 Assistência aos Povos Indígenas	399.879.614		399.879.614
846 Outros Encargos Especiais	123.185.344		123.185.344
15 Urbanismo	**11.864.331.700**	**0**	**11.864.331.700**
121 Planejamento e Orçamento	3.706.952		3.706.952
122 Administração Geral	892.065.736		892.065.736
127 Ordenamento Territorial	187.440.629		187.440.629
128 Formação de Recursos Humanos	1.275.017		1.275.017
131 Comunicação Social	320.000		320.000
182 Defesa Civil	180.714.891		180.714.891
244 Assistência Comunitária	6.299.175.824		6.299.175.824
331 Proteção e Benefícios ao Trabalhador	89.418.215		89.418.215
451 Infra-Estrutura Urbana	3.135.716.904		3.135.716.904
452 Serviços Urbanos	3.336.258		3.336.258
453 Transportes Coletivos Urbanos	1.031.343.109		1.031.343.109
665 Normalização e Qualidade	20.000		20.000
845 Outras Transferências	34.972.138		34.972.138
846 Outros Encargos Especiais	4.826.027		4.826.027
16 Habitação	**907.185.012**	**0**	**907.185.012**
482 Habitação Urbana	907.185.012		907.185.012
17 Saneamento	**1.311.665.630**	**0**	**1.311.665.630**
511 Saneamento Básico Rural	50.144.847		50.144.847

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*

Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
512 Saneamento Básico Urbano	1.259.535.076		1.259.535.076
544 Recursos Hídricos	1.985.707		1.985.707
18 Gestão Ambiental	**48.765.562.670**	**0**	**48.765.562.670**
122 Administração Geral	1.757.236.102		1.757.236.102
125 Normatização e Fiscalização	446.596.118		446.596.118
128 Formação de Recursos Humanos	14.623.671		14.623.671
131 Comunicação Social	1.390.108		1.390.108
331 Proteção e Benefícios ao Trabalhador	109.116.532		109.116.532
512 Saneamento Básico Urbano	4.068.502		4.068.502
541 Preservação e Conservação Ambiental	43.224.829.899		43.224.829.899
542 Controle Ambiental	122.373.692		122.373.692
543 Recuperação de Áreas Degradadas	15.205.166		15.205.166
544 Recursos Hídricos	2.825.967.673		2.825.967.673
571 Desenvolvimento Científico	1.827.177		1.827.177
846 Outros Encargos Especiais	242.328.030		242.328.030
19 Ciência e Tecnologia	**21.876.743.924**	**0**	**21.876.743.924**
121 Planejamento e Orçamento	11.682.506		11.682.506
122 Administração Geral	1.670.973.866		1.670.973.866
125 Normatização e Fiscalização	1.297.434		1.297.434
126 Tecnologia da Informação	8.206.952		8.206.952
128 Formação de Recursos Humanos	11.120.855		11.120.855
131 Comunicação Social	6.487.166		6.487.166
211 Relações Diplomáticas	155.000		155.000
212 Cooperação Internacional	8.631.304		8.631.304
331 Proteção e Benefícios ao Trabalhador	102.494.778		102.494.778
541 Preservação e Conservação Ambiental	2.681.499		2.681.499
542 Controle Ambiental	3.971.496		3.971.496
571 Desenvolvimento Científico	3.003.116.812		3.003.116.812
572 Desenvolvimento Tecnológico e Engenharia	16.609.706.444		16.609.706.444
573 Difusão do Conhecimento Científico e Tecnológico	51.970.900		51.970.900
662 Produção Industrial	178.058.808		178.058.808
846 Outros Encargos Especiais	206.188.104		206.188.104
20 Agricultura	**36.439.154.522**	**0**	**36.439.154.522**
122 Administração Geral	5.618.174.945		5.618.174.945
125 Normatização e Fiscalização	199.003.594		199.003.594
131 Comunicação Social	14.562.200		14.562.200
211 Relações Diplomáticas	426.000		426.000
331 Proteção e Benefícios ao Trabalhador	379.300.695		379.300.695
541 Preservação e Conservação Ambiental	2.985.707		2.985.707
545 Meteorologia	22.886.396		22.886.396
571 Desenvolvimento Científico	7.676.756		7.676.756
572 Desenvolvimento Tecnológico e Engenharia	595.813.452		595.813.452
573 Difusão do Conhecimento Científico e Tecnológico	17.575.283		17.575.283
605 Abastecimento	9.235.206.505		9.235.206.505
606 Extensão Rural	102.418		102.418
607 Irrigação	86.781.384		86.781.384
608 Promoção da Produção Agropecuária	19.947.097.085		19.947.097.085
609 Defesa Agropecuária	48.001.559		48.001.559
691 Promoção Comercial	39.422.993		39.422.993
846 Outros Encargos Especiais	224.137.550		224.137.550
21 Organização Agrária	**5.554.581.438**	**0**	**5.554.581.438**
122 Administração Geral	2.257.755.463		2.257.755.463
127 Ordenamento Territorial	775.054.890		775.054.890
131 Comunicação Social	2.880.214		2.880.214
244 Assistência Comunitária	468.040.642		468.040.642
331 Proteção e Benefícios ao Trabalhador	179.189.304		179.189.304
363 Ensino Profissional	49.556.241		49.556.241

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*

Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
422 Direitos Individuais, Coletivos e Difusos	800.000		800.000
571 Desenvolvimento Científico	200.000		200.000
606 Extensão Rural	305.539.520		305.539.520
608 Promoção da Produção Agropecuária	173.095.045		173.095.045
631 Reforma Agrária	1.244.128.552		1.244.128.552
693 Comércio Exterior	1.853.476		1.853.476
846 Outros Encargos Especiais	96.488.091		96.488.091
22 Indústria	**2.815.787.726**	**0**	**2.815.787.726**
122 Administração Geral	1.854.170.376		1.854.170.376
125 Normatização e Fiscalização	454.103.955		454.103.955
126 Tecnologia da Informação	15.550.000		15.550.000
131 Comunicação Social	200.000		200.000
182 Defesa Civil	10.000.000		10.000.000
211 Relações Diplomáticas	50.000		50.000
331 Proteção e Benefícios ao Trabalhador	114.889.463		114.889.463
544 Recursos Hídricos	2.577.714		2.577.714
571 Desenvolvimento Científico	13.168.878		13.168.878
661 Promoção Industrial	38.416.848		38.416.848
663 Mineração	50.739.162		50.739.162
664 Propriedade Industrial	102.299.082		102.299.082
665 Normalização e Qualidade	12.000.000		12.000.000
846 Outros Encargos Especiais	147.622.248		147.622.248
23 Comércio e Serviços	**7.285.313.189**	**0**	**7.285.313.189**
122 Administração Geral	300.638.150		300.638.150
331 Proteção e Benefícios ao Trabalhador	6.447.202		6.447.202
691 Promoção Comercial	438.091.760		438.091.760
693 Comércio Exterior	3.701.285.179		3.701.285.179
695 Turismo	2.833.103.326		2.833.103.326
846 Outros Encargos Especiais	5.747.572		5.747.572
24 Comunicações	**3.665.665.256**	**0**	**3.665.665.256**
122 Administração Geral	1.085.035.362		1.085.035.362
125 Normatização e Fiscalização	38.287.935		38.287.935
126 Tecnologia da Informação	188.845.067		188.845.067
131 Comunicação Social	16.681.283		16.681.283
331 Proteção e Benefícios ao Trabalhador	33.236.029		33.236.029
422 Direitos Individuais, Coletivos e Difusos	13.259.000		13.259.000
571 Desenvolvimento Científico	500.000		500.000
572 Desenvolvimento Tecnológico e Engenharia	399.103.921		399.103.921
722 Telecomunicações	1.816.030.429		1.816.030.429
846 Outros Encargos Especiais	74.686.230		74.686.230
25 Energia	**1.878.722.458**	**0**	**1.878.722.458**
121 Planejamento e Orçamento	8.400.939		8.400.939
122 Administração Geral	1.361.607.870		1.361.607.870
125 Normatização e Fiscalização	149.713.093		149.713.093
126 Tecnologia da Informação	19.282.425		19.282.425
128 Formação de Recursos Humanos	2.112.000		2.112.000
130 Administração de Concessões	10.750.659		10.750.659
131 Comunicação Social	8.340.642		8.340.642
211 Relações Diplomáticas	330.746		330.746
331 Proteção e Benefícios ao Trabalhador	105.243.460		105.243.460
572 Desenvolvimento Tecnológico e Engenharia	47.694.244		47.694.244
665 Normalização e Qualidade	12.719.804		12.719.804
751 Conservação de Energia	26.138.089		26.138.089
752 Energia Elétrica	48.679.121		48.679.121
753 Combustíveis Minerais	6.081.318		6.081.318
754 Biocombustíveis	2.152.048		2.152.048
846 Outros Encargos Especiais	69.476.000		69.476.000

Quadro 6B
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Função e Subfunção

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

Função	Fiscal	Seguridade	Total
26 Transporte	**18.460.377.491**	**0**	**18.460.377.491**
121 Planejamento e Orçamento	435.855.843		435.855.843
122 Administração Geral	3.215.534.799		3.215.534.799
125 Normatização e Fiscalização	279.256.843		279.256.843
126 Tecnologia da Informação	250.307.404		250.307.404
127 Ordenamento Territorial	50.000		50.000
128 Formação de Recursos Humanos	1.595.716		1.595.716
130 Administração de Concessões	400.000		400.000
131 Comunicação Social	24.487.166		24.487.166
331 Proteção e Benefícios ao Trabalhador	109.970.481		109.970.481
451 Infra-Estrutura Urbana	104.000.000		104.000.000
452 Serviços Urbanos	18.745.190		18.745.190
781 Transporte Aéreo	337.608.230		337.608.230
782 Transporte Rodoviário	12.375.910.172		12.375.910.172
783 Transporte Ferroviário	396.988.314		396.988.314
784 Transporte Aquaviário	679.281.017		679.281.017
846 Outros Encargos Especiais	230.386.316		230.386.316
27 Desporto e Lazer	**1.930.271.566**	**0**	**1.930.271.566**
122 Administração Geral	92.809.119		92.809.119
128 Formação de Recursos Humanos	2.000.000		2.000.000
131 Comunicação Social	8.000.000		8.000.000
331 Proteção e Benefícios ao Trabalhador	2.681.496		2.681.496
811 Desporto de Rendimento	343.828.583		343.828.583
812 Desporto Comunitário	1.480.952.368		1.480.952.368
28 Encargos Especiais	**3.682.257.820.877**	**110.995.013.063**	**3.793.252.833.940**
212 Cooperação Internacional		2.000.000	2.000.000
274 Previdência Especial		141.206	141.206
451 Infra-Estrutura Urbana	1.000.000		1.000.000
841 Refinanciamento da Dívida Interna	1.741.032.790.554		1.741.032.790.554
842 Refinanciamento da Dívida Externa	29.139.732.220		29.139.732.220
843 Serviço da Dívida Interna	1.011.636.201.715		1.011.636.201.715
844 Serviço da Dívida Externa	45.298.488.982		45.298.488.982
845 Outras Transferências	515.669.935.629	7.674.518.641	523.344.454.270
846 Outros Encargos Especiais	221.948.409.742	103.318.353.216	325.266.762.958
847 Transferências para a Educação Básica	117.531.262.035		117.531.262.035
99 Reserva de Contingência	**56.362.225.327**	**298.598.226**	**56.660.823.553**
999 Reserva de Contingência	56.362.225.327	298.598.226	56.660.823.553
TOTAL	**4.366.177.122.158**	**1.978.541.417.049**	**6.344.718.539.207**

Quadro 6C
Despesas dos Orçamentos Fiscal e da Seguridade Social por Programa

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*

Recursos de todas as fontes.

PROGRAMA	Fiscal	Seguridade	Total
0030 Programa de Gestão e Manutenção da Defensoria Pública da União	822.070.274	21.477.553	843.547.827
0031 Programa de Gestão e Manutenção do Ministério Público	9.313.786.951	1.136.895.192	10.450.682.143
0032 Programa de Gestão e Manutenção do Poder Executivo	237.500.785.780	164.848.759.958	402.349.545.738
0033 Programa de Gestão e Manutenção do Poder Judiciário	55.477.497.967	12.549.450.222	68.026.948.189
0034 Programa de Gestão e Manutenção do Poder Legislativo	11.497.471.350	6.340.581.779	17.838.053.129
0035 Programa de Gestão e Manutenção das Empresas Estatais Federais	554.045		554.045
0901 Operações Especiais: Cumprimento de Sentenças Judiciais	53.080.538.294	69.220.515.632	122.301.053.926
0902 Operações Especiais: Financiamentos com Retorno	108.767.269.453		108.767.269.453
0903 Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica	627.263.079.884	7.657.816.668	634.920.896.552
0905 Operações Especiais: Serviço da Dívida Interna (Juros e Amortizações)	1.011.636.201.715		1.011.636.201.715
0906 Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)	45.298.488.982		45.298.488.982
0907 Operações Especiais: Refinanciamento da Dívida Interna	1.741.032.790.554		1.741.032.790.554
0908 Operações Especiais: Refinanciamento da Dívida Externa	29.139.732.220		29.139.732.220
0909 Operações Especiais: Outros Encargos Especiais	106.571.481.361	4.640.091.626	111.211.572.987
0910 Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais	1.516.701.884	9.856.428	1.526.558.312
0911 Operações Especiais - Remuneração de Agentes Financeiros	1.109.604.129		1.109.604.129
0913 Operações Especiais - Integralização de Cotas em Bancos Internacionais e Recomposição de Fundos Internacionais	735.693.488		735.693.488
0999 Reserva de Contingência	56.362.225.327	298.598.226	56.660.823.553
1144 Agropecuária Sustentável	18.648.019.234		18.648.019.234
1149 Reconstrução, Ampliação e Aprofundamento da Participação Social e da Democracia	132.340.405		132.340.405
1158 Enfrentamento da Emergência Climática	42.517.348.528		42.517.348.528
1189 Bioeconomia para um Novo Ciclo de Prosperidade	202.660.892		202.660.892
1190 Qualidade Ambiental nas Cidades e no Campo	26.227.254		26.227.254
1191 Agricultura Familiar e Agroecologia	10.699.274.235		10.699.274.235
1617 Demarcação e Gestão dos Territórios Indígenas para o Bem Viver, a Sustentabilidade e o Enfrentamento da Emergência Climática	448.884.562		448.884.562
2224 Planejamento e Orçamento para o Desenvolvimento Sustentável e Inclusivo	852.821.191		852.821.191
2301 Transformação do Estado para a Cidadania e o Desenvolvimento	369.119.151		369.119.151
2302 Defesa Agropecuária	245.577.677		245.577.677
2303 Pesquisa e Inovação Agropecuária	603.490.208		603.490.208
2304 Ciência, Tecnologia e Inovação para o Desenvolvimento Social	147.816.479		147.816.479
2305 Comunicações para Inclusão e Transformação	2.456.176.352		2.456.176.352
2306 Política Nuclear	767.468.539		767.468.539
2307 Programa Espacial Brasileiro	105.052.383		105.052.383
2308 Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI	7.196.477.263		7.196.477.263
2310 Promoção do Trabalho Decente, Emprego e Renda	193.124.369	97.311.640.649	97.504.765.018
2314 Previdência Social: Promoção, Garantia de Direitos e Cidadania		1.075.588.069.640	1.075.588.069.640
2315 Política Econômica para o Crescimento e Desenvolvimento Socioeconômico Sustentável e Inclusivo	624.154.792		624.154.792
2316 Relações Internacionais e Assistência a Brasileiras e Brasileiros no Exterior	1.336.344.600		1.336.344.600
2317 Desenvolvimento Regional e Ordenamento Territorial	9.342.701.769		9.342.701.769
2318 Gestão de Riscos e de Desastres	1.546.009.660		1.546.009.660
2319 Mobilidade Urbana	3.039.696.574		3.039.696.574
2320 Moradia Digna	8.877.688.662		8.877.688.662
2321 Recursos Hídricos: Água em Quantidade e Qualidade para sempre	2.933.910.023		2.933.910.023
2322 Saneamento Básico	909.467.887	356.359.611	1.265.827.498
2323 Turismo, esse é o destino	2.833.103.326		2.833.103.326
2324 Inovação nas Empresas para uma Nova Industrialização	2.629.098.296		2.629.098.296
2801 Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional	2.101.473.942		2.101.473.942
2802 Empreendedorismo e Inclusão Socioprodutiva	437.791.760		437.791.760
3101 Energia Elétrica	141.429.090		141.429.090

Quadro 6C
Despesas dos Orçamentos Fiscal e da Seguridade Social por Programa

LDO-2026, Anexo I, Inciso VI. *Valores em R$1,00.*
Recursos de todas as fontes.

PROGRAMA	Fiscal	Seguridade	Total
3102 Mineração Segura e Sustentável	77.439.162		77.439.162
3103 Petróleo, Gás, Derivados e Biocombustíveis	84.755.419		84.755.419
3104 Aviação Civil	387.980.460		387.980.460
3105 Portos e Transporte Aquaviário	684.143.094		684.143.094
3106 Transporte Rodoviário	12.201.438.047		12.201.438.047
3107 Transição Energética	14.679.305		14.679.305
3108 Segurança Viária	543.744.090		543.744.090
3901 Transporte Ferroviário	356.959.325		356.959.325
4006 Economia Popular e Solidária Sustentáveis	72.386.315		72.386.315
4101 Comunicação Pública e Governamental	234.770.400		234.770.400
4102 Segurança Institucional	52.375.859		52.375.859
4103 Sistema Financeiro do Futuro	310.111.153		310.111.153
4104 Transparência, Integridade e Enfrentamento da Corrupção	154.227.975		154.227.975
4105 Defesa da Democracia e Segurança Jurídica para Inovação em Políticas Públicas	585.411.885		585.411.885
5111 Educação Básica Democrática, com qualidade e equidade	82.438.237.785	5.461.907.292	87.900.145.077
5112 Educação Profissional e Tecnológica que Transforma	4.510.624.491		4.510.624.491
5113 Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	13.445.289.786	693.144.032	14.138.433.818
5115 Promoção do Acesso à Justiça e da Defesa dos Direitos	519.426.512	94.944.870	614.371.382
5116 Segurança Pública com Cidadania	4.759.460.785		4.759.460.785
5117 Qualificação da Assistência Farmacêutica no Sistema Único de Saúde		31.288.876.814	31.288.876.814
5118 Atenção Especializada à Saúde		107.240.609.386	107.240.609.386
5119 Atenção Primária à Saúde		61.413.678.250	61.413.678.250
5120 Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde		2.455.487.862	2.455.487.862
5121 Gestão, Trabalho, Educação e Transformação Digital na Saúde		18.399.970.532	18.399.970.532
5122 Saúde Indígena		1.509.642.031	1.509.642.031
5123 Vigilância em Saúde e Ambiente		16.225.444.802	16.225.444.802
5125 Direito à Cultura	2.419.370.078		2.419.370.078
5126 Esporte para a Vida	1.824.780.951		1.824.780.951
5127 Inclusão Socioeconômica do Público do Cadastro Único		125.939.070	125.939.070
5128 Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas		159.534.436.668	159.534.436.668
5129 Inclusão de Famílias em Situação de Vulnerabilidade no Cadastro Único e Produção de Informações e Conhecimento para políticas sociais		251.062.885	251.062.885
5131 Proteção Social pelo Sistema Único de Assistência Social (SUAS)		127.178.305.873	127.178.305.873
5133 Segurança Alimentar e Nutricional e Combate à Fome		6.434.829.074	6.434.829.074
5134 Cuidado e Acolhimento de Usuários e Dependentes de Álcool e Outras Drogas		200.861.457	200.861.457
5135 Juventude: Direitos, Participação e Bem Viver	59.030.011		59.030.011
5136 Governança Fundiária, Reforma Agrária e Regularização de Territórios Quilombolas e de Povos e Comunidades Tradicionais	1.977.851.278		1.977.851.278
5501 Estruturação da Política Nacional de Cuidados		30.076.672	30.076.672
5601 Cidades Melhores	547.043.210		547.043.210
5602 Periferia Viva	472.221.040		472.221.040
5636 Abastecimento e Soberania Alimentar	331.866.884		331.866.884
5661 Igualdade de Decisão e Poder para Mulheres	41.378.869		41.378.869
5662 Mulher Viver sem Violência	167.444.312		167.444.312
5663 Autonomia Econômica das Mulheres	91.586.250		91.586.250
5801 Pesca e Aquicultura Sustentáveis	105.482.785		105.482.785
5802 Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiros e Povos Ciganos	43.668.741		43.668.741
5803 Juventude Negra Viva	18.621.894		18.621.894
5804 Promoção da Igualdade Étnico-Racial, Combate e Superação do Racismo	80.569.801		80.569.801
5811 Promoção dos Direitos das Pessoas com Deficiência	41.457.921		41.457.921
5812 Promoção e Defesa dos Direitos das Pessoas LGBTQIA+	26.988.532		26.988.532
5814 Programa Nacional de Promoção dos Direitos da População em Situação de	85.292.877		85.292.877

Quadro 6C
Despesas dos Orçamentos Fiscal e da Seguridade Social
por Programa

LDO-2026, Anexo I, Inciso VI.

Valores em R$1,00.
Recursos de todas as fontes.

PROGRAMA	Fiscal	Seguridade	Total
Rua			
5815 Promoção do Direito de Envelhecer e dos Direitos Humanos da Pessoa Idosa	25.096.208	3.932.208	29.028.416
5816 Promoção e Proteção Integral dos Direitos Humanos de Crianças e Adolescentes com absoluta prioridade	63.104.715	18.154.087	81.258.802
5837 Promoção da Cidadania, Defesa de Direitos Humanos e Reparação de Violações	159.489.715		159.489.715
5838 Direitos Pluriétnicos Culturais e Sociais para o Pleno Exercício da Cidadania e o Bem Viver dos Povos Indígenas	72.341.130		72.341.130
6111 Cooperação da Defesa para o Desenvolvimento Nacional	567.889.691		567.889.691
6112 Defesa Nacional	14.980.048.165		14.980.048.165
6113 Oceano, Zona Costeira e Antártica	63.884.267		63.884.267
6114 Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios	986.428.224		986.428.224
TOTAL	**4.366.177.122.158**	**1.978.541.417.049**	**6.344.718.539.207**

Quadro 7A
Fonte de Recursos do Orçamento Fiscal
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII.

Valores em R$1,00.
Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	288.488.864.761		216.970.872.768	46.287.432.107	51.786.618.635	299.209.470.720	4.522.954.388	907.266.213.379
1001	142.000.000							142.000.000
1009			5.643.533					5.643.533
1011			1.500.000	1.845.538.656				1.847.038.656
1012			360.611.197	20.000.000				380.611.197
1013				1.860.000			10.636.712	12.496.712
1015			267.964.315				4.563.123	272.527.438
1016			135.380.290					135.380.290
1018			900.000	100.000			63.197.678	64.197.678
1019			636.069.753	108.944.766				745.014.519
1021			33.792.604	27.402.917				61.195.521
1025			24.662.147					24.662.147
1026							334.371.072	334.371.072
1027			841.941.660	2.767.846	70.000.000			914.709.506
1028							819.308.329	819.308.329
1029					985.738.054			985.738.054
1031	1.172.470.120		425.205.146	9.192.775			3.145.485.075	4.752.353.116
1032	10.332.093.592		3.553.946.373	180.000.000			1.208.028.427	15.274.068.392
1033			60.868.000				46.525.813	107.393.813
1034			225.825.770	174.149.529				399.975.299
1037			66.580.747	10.000.000			255.981.933	332.562.680
1038			65.358.743					65.358.743
1041					22.776.113.296			22.776.113.296
1044					173.067.935			173.067.935
1045			103.335.253	3.939.714			143.533.705	250.808.672
1046			7.233.366				168.332.705	175.566.071
1050	997.196.313	600.000	9.988.256.144	1.274.062.735	8.621.806.405	18.000.000	4.338.901.575	25.238.823.172
1051				114.085.203	62.623.738			176.708.941
1052	2.479.142.724		4.573.341.890	2.254.863.380	18.642.491.355		4.460.493.454	32.410.332.803
1053			180.384.676	8.756.928			254.854.121	443.995.725
1057					14.795.394			14.795.394
1058			15.572.350	2.440.000				18.012.350
1059			4.400.360					4.400.360
1060			164.524.876				17.952.776	182.477.652
1061					967.953.057			967.953.057
1062			36.978.589					36.978.589
1063			254.449.316	7.250.000				261.699.316
1065			54.877.944	20.000.000				74.877.944
1066			692.464				83.256.171	83.948.635
1067			16.398.532					16.398.532
1068			2.400.000				5.799.266	8.199.266

Quadro 7A
Fonte de Recursos do Orçamento Fiscal
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII. *Valores em R$1,00.*

Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1069			9.075.000	8.925.000			256.326.276	274.326.276
1070			303.200.000				127.735.912	430.935.912
1071			150.900.111	15.390.176			46.153.430	212.443.717
1072			3.025.000	2.975.000	169.566.071			175.566.071
1074							291.181.874	291.181.874
1075			295.410					295.410
1076							9.858.708.842	9.858.708.842
1077			35.873.734	1.312.119.778				1.347.993.512
1078							117.044.047	117.044.047
1080			5.845.939	800.000			410.805.236	417.451.175
1081			39.079.545	110.680.187				149.759.732
1083			81.637.350	38.362.650			526.463.948	646.463.948
1084			41.877.500					41.877.500
1085				1.698.293				1.698.293
1086			43.470.000	4.530.000			1.077.631.113	1.125.631.113
1087			1.935.005.241					1.935.005.241
1088			10.000.000				17.029.414	27.029.414
1089			1.595.716				186.996.143	188.591.859
1090			17.044.252					17.044.252
1091					3.626.164.516			3.626.164.516
1092			1.000.000				9.287.060	10.287.060
1095				666.666				666.666
1096			91.362.244	17.440.000				108.802.244
1097			274.822.931	28.521.875	462.106.266			765.451.072
1098			592.316.972	115.487.576	1.078.247.953			1.786.052.501
1099			284.302.182	19.042.624	462.106.266			765.451.072
1100			541.057.086	166.747.462	1.078.247.953			1.786.052.501
1101			524.594.697	233.999.055	3.323.811.966			4.082.405.718
1102			336.990.356	17.469.386	666.141.687			1.020.601.429
1103			36.610.341	6.322.180	59.332.988			102.265.509
1104			46.034.421	112.640.799	232.688.235			391.363.455
1105			12.329.422	4.140.530	24.678.287			41.148.239
1106			969.078	397.854	2.011.517			3.378.449
1107			215.263.385	91.767.271	434.906.386			741.937.042
1108			184.152.217	69.525.712	386.346.246			640.024.175
1109			19.011.961	16.806.123	53.727.126			89.545.210
1110			7.653.501	12.873.157	27.940.380			48.467.038
1112			1.177.600		3.154.515			4.332.115
1113			500.000				92.083.537	92.583.537
1114			11.863.919		7.594.003			19.457.922
1115			298.265.282	127.841.007				426.106.289

Quadro 7A
Fonte de Recursos do Orçamento Fiscal
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII. *Valores em R$1,00.*

Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1116			19.907.616					19.907.616
1118			710.582.931	1.337.798.746	601.508.233			2.649.889.910
1119			5.436	13.302	28.012			46.750
1120			230.098.623	25.367.782				255.466.405
1121			804.247.331	229.716.635			463.238.678	1.497.202.644
1124					433.928.524			433.928.524
1128			22.717.187					22.717.187
1131	34.104.240							34.104.240
1133			3.086.674.154	3.220.680.653	4.605.504.218			10.912.859.025
1134			108.622.039					108.622.039
1135							17.306.671	17.306.671
1138	622.625.472		697.709.347	47.867.185				1.368.202.004
1140			89.153.897	80.000.000			643.185.631	812.339.528
1141							18.954.748	18.954.748
1142			56.208.592	78.815.460				135.024.052
1144			902.475.473	723.681.259			1.273.100.069	2.899.256.801
1145					31.000.000.000			31.000.000.000
1147					21.052.189.538			21.052.189.538
1149			18.402.904.882					18.402.904.882
1151			2.894.270.096					2.894.270.096
1152			1.731.792.733					1.731.792.733
1180							275.227.138	275.227.138
1181							261.782.085	261.782.085
1182							688.651	688.651
1183			20.772.931					20.772.931
1201			258.873.416.495					258.873.416.495
1202			218.265.821.753					218.265.821.753
1203			9.752.484.186					9.752.484.186
1206			3.904.524.652					3.904.524.652
1207					6.091.139.210			6.091.139.210
1208					6.091.139.210			6.091.139.210
1209					9.136.708.819			9.136.708.819
1210					9.136.708.819			9.136.708.819
1211			1.078.330.253					1.078.330.253
1213			24.562.149.477					24.562.149.477
1219			27.382.982					27.382.982
1229			23.426.473					23.426.473
1234			2.282.330.976					2.282.330.976
1235			1.492.208.679					1.492.208.679
1241			6.613.109.821					6.613.109.821
1242			59.945.825.468					59.945.825.468

Quadro 7A
Fonte de Recursos do Orçamento Fiscal
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII. *Valores em R$1,00.*

Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1251			346.786.760	637.631.083				984.417.843
1286			205.315.952					205.315.952
1287			3.569.592					3.569.592
1289			20.772.931					20.772.931
1400						41.027.915.349		41.027.915.349
1401						46.538.884.675		46.538.884.675
1443						1.822.972.167.477		1.822.972.167.477
1444		643.939.197.050	1.515.636.544		21.000.000.000	264.313.200		666.719.146.794
1448			15.241.795		2.592.914.572	10.480.665.000		13.088.821.367
1449			271.518.718	1.198.433.793				1.469.952.511
9000			393.559.661					393.559.661
9019			9.377.463					9.377.463
9041					218.116.225			218.116.225
9052	79.747.915		188.462.245	130.197.483			540.693.460	939.101.103
9142			121.907.013					121.907.013
9183			18.754.925					18.754.925
9201			2.469.450.000					2.469.450.000
9202			2.082.085.294					2.082.085.294
9203			244.000.000					244.000.000
9207					58.104.706			58.104.706
9208					58.104.706			58.104.706
9209					87.157.059			87.157.059
9210					87.157.059			87.157.059
9251				99.290.780			69.503.546	168.794.326
9289			18.754.925					18.754.925
Total	**304.348.245.137**	**643.939.797.050**	**869.762.519.500**	**62.699.451.078**	**228.450.389.140**	**2.220.511.416.421**	**36.465.303.832**	**4.366.177.122.158**

Quadro 7B
Fonte de Recursos do Orçamento da Seguridade Social por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII.

Valores em R$1,00.
Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	15.873.708.701		37.523.762.032	3.343.417.285				56.740.888.018
1001	63.360.306.543		118.105.397.567	8.962.657.637				190.428.361.747
1002	46.074.986.299		362.165.252.750	5.119.341.234	250.000.000			413.609.580.283
1003	676.814.021		1.397.056.440	55.096.373	3.500.000		83.250.573	2.215.717.407
1004			46.992.858					46.992.858
1005			2.738.250.030					2.738.250.030
1006			20.735.692					20.735.692
1017			51.718					51.718
1023	9.370.515.284							9.370.515.284
1024	608.650.089							608.650.089
1035			2.448.537.494					2.448.537.494
1039							1.678.032	1.678.032
1040			83.447.697.274					83.447.697.274
1048				409.001				409.001
1049	3.023.826.308		35.446.053.752	208.947.770			72.667	38.678.900.497
1050	133.195.572		346.954.339					480.149.911
1052	743.529.146							743.529.146
1054			791.685.256.470					791.685.256.470
1055	268.716.387							268.716.387
1056	44.782.682.642							44.782.682.642
1081			5.311.121					5.311.121
1096			2.444.929					2.444.929
1122			6.364.286					6.364.286
1123			3.845.405.194					3.845.405.194
1125	264.857.206							264.857.206
1126			25.726.012					25.726.012
1132			239.263.501	52.615.875				291.879.376
1133			5.461.907.292					5.461.907.292
1184			29.675.615					29.675.615
1444			25.392.358.271					25.392.358.271
1448				419.000.000				419.000.000
9000			4.931.405.440					4.931.405.440
9001			3.311.309.854					3.311.309.854
9002			4.757.931.816					4.757.931.816
9035			1.339.637.510					1.339.637.510
9040			801.243.276					801.243.276
9052	15.524.586							15.524.586
9054			1.199.999.998					1.199.999.998
9184			26.792.750					26.792.750
9444			288.095.342.537					288.095.342.537
Total	**185.197.312.784**	**0**	**1.774.844.117.818**	**18.161.485.175**	**253.500.000**	**0**	**85.001.272**	**1.978.541.417.049**

Quadro 7C
Fonte de Recursos dos Orçamentos Fiscal e da Seguridade Social
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII. *Valores em R$1,00.*

Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	304.362.573.462		254.494.634.800	49.630.849.392	51.786.618.635	299.209.470.720	4.522.954.388	964.007.101.397
1001	63.502.306.543		118.105.397.567	8.962.657.637				190.570.361.747
1002	46.074.986.299		362.165.252.750	5.119.341.234	250.000.000			413.609.580.283
1003	676.814.021		1.397.056.440	55.096.373	3.500.000		83.250.573	2.215.717.407
1004			46.992.858					46.992.858
1005			2.738.250.030					2.738.250.030
1006			20.735.692					20.735.692
1009			5.643.533					5.643.533
1011			1.500.000	1.845.538.656				1.847.038.656
1012			360.611.197	20.000.000				380.611.197
1013				1.860.000			10.636.712	12.496.712
1015			267.964.315				4.563.123	272.527.438
1016			135.380.290					135.380.290
1017			51.718					51.718
1018			900.000	100.000			63.197.678	64.197.678
1019			636.069.753	108.944.766				745.014.519
1021			33.792.604	27.402.917				61.195.521
1023	9.370.515.284							9.370.515.284
1024	608.650.089							608.650.089
1025			24.662.147					24.662.147
1026							334.371.072	334.371.072
1027			841.941.660	2.767.846	70.000.000			914.709.506
1028							819.308.329	819.308.329
1029					985.738.054			985.738.054
1031	1.172.470.120		425.205.146	9.192.775			3.145.485.075	4.752.353.116
1032	10.332.093.592		3.553.946.373	180.000.000			1.208.028.427	15.274.068.392
1033			60.868.000				46.525.813	107.393.813
1034			225.825.770	174.149.529				399.975.299
1035			2.448.537.494					2.448.537.494
1037			66.580.747	10.000.000			255.981.933	332.562.680
1038			65.358.743					65.358.743
1039							1.678.032	1.678.032
1040			83.447.697.274					83.447.697.274
1041					22.776.113.296			22.776.113.296
1044					173.067.935			173.067.935
1045			103.335.253	3.939.714			143.533.705	250.808.672
1046			7.233.366				168.332.705	175.566.071
1048				409.001				409.001
1049	3.023.826.308		35.446.053.752	208.947.770			72.667	38.678.900.497
1050	1.130.391.885	600.000	10.335.210.483	1.274.062.735	8.621.806.405	18.000.000	4.338.901.575	25.718.973.083
1051				114.085.203	62.623.738			176.708.941

Quadro 7C
Fonte de Recursos dos Orçamentos Fiscal e da Seguridade Social
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII. *Valores em R$1,00.*

Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1052	3.222.671.870		4.573.341.890	2.254.863.380	18.642.491.355		4.460.493.454	33.153.861.949
1053			180.384.676	8.756.928			254.854.121	443.995.725
1054			791.685.256.470					791.685.256.470
1055	268.716.387							268.716.387
1056	44.782.682.642							44.782.682.642
1057					14.795.394			14.795.394
1058			15.572.350	2.440.000				18.012.350
1059			4.400.360					4.400.360
1060			164.524.876				17.952.776	182.477.652
1061					967.953.057			967.953.057
1062			36.978.589					36.978.589
1063			254.449.316	7.250.000				261.699.316
1065			54.877.944	20.000.000				74.877.944
1066			692.464				83.256.171	83.948.635
1067			16.398.532					16.398.532
1068			2.400.000				5.799.266	8.199.266
1069			9.075.000	8.925.000			256.326.276	274.326.276
1070			303.200.000				127.735.912	430.935.912
1071			150.900.111	15.390.176			46.153.430	212.443.717
1072			3.025.000	2.975.000	169.566.071			175.566.071
1074							291.181.874	291.181.874
1075			295.410					295.410
1076							9.858.708.842	9.858.708.842
1077			35.873.734	1.312.119.778				1.347.993.512
1078							117.044.047	117.044.047
1080			5.845.939	800.000			410.805.236	417.451.175
1081			44.390.666	110.680.187				155.070.853
1083			81.637.350	38.362.650			526.463.948	646.463.948
1084			41.877.500					41.877.500
1085				1.698.293				1.698.293
1086			43.470.000	4.530.000			1.077.631.113	1.125.631.113
1087			1.935.005.241					1.935.005.241
1088			10.000.000				17.029.414	27.029.414
1089			1.595.716				186.996.143	188.591.859
1090			17.044.252					17.044.252
1091					3.626.164.516			3.626.164.516
1092			1.000.000				9.287.060	10.287.060
1095				666.666				666.666
1096			93.807.173	17.440.000				111.247.173
1097			274.822.931	28.521.875	462.106.266			765.451.072
1098			592.316.972	115.487.576	1.078.247.953			1.786.052.501

Quadro 7C
Fonte de Recursos dos Orçamentos Fiscal e da Seguridade Social
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII. *Valores em R$1,00.*

Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1099			284.302.182	19.042.624	462.106.266			765.451.072
1100			541.057.086	166.747.462	1.078.247.953			1.786.052.501
1101			524.594.697	233.999.055	3.323.811.966			4.082.405.718
1102			336.990.356	17.469.386	666.141.687			1.020.601.429
1103			36.610.341	6.322.180	59.332.988			102.265.509
1104			46.034.421	112.640.799	232.688.235			391.363.455
1105			12.329.422	4.140.530	24.678.287			41.148.239
1106			969.078	397.854	2.011.517			3.378.449
1107			215.263.385	91.767.271	434.906.386			741.937.042
1108			184.152.217	69.525.712	386.346.246			640.024.175
1109			19.011.961	16.806.123	53.727.126			89.545.210
1110			7.653.501	12.873.157	27.940.380			48.467.038
1112			1.177.600		3.154.515			4.332.115
1113			500.000				92.083.537	92.583.537
1114			11.863.919		7.594.003			19.457.922
1115			298.265.282	127.841.007				426.106.289
1116			19.907.616					19.907.616
1118			710.582.931	1.337.798.746	601.508.233			2.649.889.910
1119			5.436	13.302	28.012			46.750
1120			230.098.623	25.367.782				255.466.405
1121			804.247.331	229.716.635			463.238.678	1.497.202.644
1122			6.364.286					6.364.286
1123			3.845.405.194					3.845.405.194
1124					433.928.524			433.928.524
1125	264.857.206							264.857.206
1126			25.726.012					25.726.012
1128			22.717.187					22.717.187
1131	34.104.240							34.104.240
1132			239.263.501	52.615.875				291.879.376
1133			8.548.581.446	3.220.680.653	4.605.504.218			16.374.766.317
1134			108.622.039					108.622.039
1135							17.306.671	17.306.671
1138	622.625.472		697.709.347	47.867.185				1.368.202.004
1140			89.153.897	80.000.000			643.185.631	812.339.528
1141							18.954.748	18.954.748
1142			56.208.592	78.815.460				135.024.052
1144			902.475.473	723.681.259			1.273.100.069	2.899.256.801
1145					31.000.000.000			31.000.000.000
1147					21.052.189.538			21.052.189.538
1149			18.402.904.882					18.402.904.882
1151			2.894.270.096					2.894.270.096

Quadro 7C
Fonte de Recursos dos Orçamentos Fiscal e da Seguridade Social
por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII.

Valores em R$1,00.
Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1152			1.731.792.733					1.731.792.733
1180							275.227.138	275.227.138
1181							261.782.085	261.782.085
1182							688.651	688.651
1183			20.772.931					20.772.931
1184			29.675.615					29.675.615
1201			258.873.416.495					258.873.416.495
1202			218.265.821.753					218.265.821.753
1203			9.752.484.186					9.752.484.186
1206			3.904.524.652					3.904.524.652
1207					6.091.139.210			6.091.139.210
1208					6.091.139.210			6.091.139.210
1209					9.136.708.819			9.136.708.819
1210					9.136.708.819			9.136.708.819
1211			1.078.330.253					1.078.330.253
1213			24.562.149.477					24.562.149.477
1219			27.382.982					27.382.982
1229			23.426.473					23.426.473
1234			2.282.330.976					2.282.330.976
1235			1.492.208.679					1.492.208.679
1241			6.613.109.821					6.613.109.821
1242			59.945.825.468					59.945.825.468
1251			346.786.760	637.631.083				984.417.843
1286			205.315.952					205.315.952
1287			3.569.592					3.569.592
1289			20.772.931					20.772.931
1400						41.027.915.349		41.027.915.349
1401						46.538.884.675		46.538.884.675
1443						1.822.972.167.477		1.822.972.167.477
1444		643.939.197.050	26.907.994.815		21.000.000.000	264.313.200		692.111.505.065
1448			15.241.795	419.000.000	2.592.914.572	10.480.665.000		13.507.821.367
1449			271.518.718	1.198.433.793				1.469.952.511
9000			5.324.965.101					5.324.965.101
9001			3.311.309.854					3.311.309.854
9002			4.757.931.816					4.757.931.816
9019			9.377.463					9.377.463
9035			1.339.637.510					1.339.637.510
9040			801.243.276					801.243.276
9041					218.116.225			218.116.225
9052	95.272.501		188.462.245	130.197.483			540.693.460	954.625.689
9054			1.199.999.998					1.199.999.998

Quadro 7C
Fonte de Recursos dos Orçamentos Fiscal e da Seguridade Social por Grupo de Natureza de Despesa

LDO-2026, Anexo I, Inciso VII.

Valores em R$1,00.
Recursos de todas as fontes.

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
9142			121.907.013					121.907.013
9183			18.754.925					18.754.925
9184			26.792.750					26.792.750
9201			2.469.450.000					2.469.450.000
9202			2.082.085.294					2.082.085.294
9203			244.000.000					244.000.000
9207					58.104.706			58.104.706
9208					58.104.706			58.104.706
9209					87.157.059			87.157.059
9210					87.157.059			87.157.059
9251				99.290.780			69.503.546	168.794.326
9289			18.754.925					18.754.925
9444			288.095.342.537					288.095.342.537
Total	**489.545.557.921**	**643.939.797.050**	**2.644.606.637.318**	**80.860.936.253**	**228.703.889.140**	**2.220.511.416.421**	**36.550.305.104**	**6.344.718.539.207**

Quadro 7D
Legenda das Fontes

Ordem Numérica

Fonte	Titulação
1000	Recursos Livres da União
1001	Recursos Livres da Seguridade Social
1002	Atividades-fim da Seguridade Social
1003	Recursos da UO para Aplicação na Seguridade Social
1004	Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas
1005	Assistência Médico-Hospitalar dos Militares das Forças Armadas
1006	Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes
1009	Fiscalização de Segurança do Tráfego Aquaviário
1011	Destinações da Cide-Combustíveis
1012	Manutenção e Desenvolvimento do Ensino
1013	Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -
1015	Casa da Moeda
1016	Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos Hídricos de Domínio
1017	Montepio Civil
1018	Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios
1019	FUNAPOL
1021	Fiscalização de Produtos Controlados pelo Exército
1023	Pensões Militares da União e dos Ex-territórios
1024	Pensões Militares e Remuneração dos Inativos Militares do FCDF
1025	Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e de Repressão ao Trá
1026	Desenvolvimento Rural no Campo do Cooperativismo e do Associativismo, Eletrificação Rural, Extensão Rural e Fi
1027	Serviços Afetos às Atividades Específicas da Justiça
1028	Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de Combustíveis Fósseis
1029	Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL
1031	FUNDAF - PGFN
1032	FUNDAF - RFB
1033	PROAP - Programa de Administração Patrimonial Imobiliária da União

Ordem Alfabética

Titulação	Fonte
Ações e Serviços Públicos de Saúde - ASPS	9035
Ações e Serviços Públicos de Saúde - ASPS	1035
Amortização da Dívida Pública Federal	1401
Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX	1086
Aplicações para os recursos de Petróleo de que trata o Art. 46-D da Lei nº 12.351/2010 - Despesas de Capital	1145
Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus Dependentes e Pensionistas	1004
Assistência Médico-Hospitalar dos Militares das Forças Armadas	1005
Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes	1126
Assistência Social e à Saúde do Policial Militar do Distrito Federal e de Seus Dependentes	1006
Atividades-fim da Seguridade Social	1002
Atividades-fim da Seguridade Social	9002
Benefícios do Regime Geral de Previdência Social	1054
Benefícios do Regime Geral de Previdência Social	9054
Benefícios do Regime Próprio de Previdência Social da União	1056
Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado	1055
Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal	1125
Casa da Moeda	1015
CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional	1075
CDE - Conta de Desenvolvimento Energético	1087
Cobertura de Déficits nas Operações da PGPM	1062
Controle e Fiscalização Ambiental	1070
Convênios	1081
CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	1097
CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	1098
CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ	1112
CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	1103

Quadro 7D
Legenda das Fontes

Ordem Numérica

Fonte	Titulação
1034	Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú
1035	Ações e Serviços Públicos de Saúde - ASPS
1037	Melhoria dos Serviços de Radiodifusão Pública
1038	Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC
1039	Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência Complementar
1040	Seguro-Desemprego, Abono Salarial e Previdência Social
1041	Programas de Desenvolvimento Econômico - BNDES
1044	Recursos do FISTEL destinados ao FUST
1045	Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional
1046	Estudos de Planejamento da Expansão do Sistema Energético
1048	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social
1049	Recursos Próprios da UO para Aplicação em Seguridade Social
1050	Recursos Próprios Livres da UO
1051	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital
1052	Recursos Livres da UO
1053	Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal
1054	Benefícios do Regime Geral de Previdência Social
1055	Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição do Segurado
1056	Benefícios do Regime Próprio de Previdência Social da União
1057	Indenização de Imóveis Rurais Desapropriados por Interesse Social
1058	Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe
1059	Recursos Próprios Destinados aos Serviços de Proteção de Cultivares
1060	Política de Garantia de Preços Mínimos
1061	Programas Financiados por Operações Oficiais de Crédito
1062	Cobertura de Déficits nas Operações da PGPM
1063	Rede de Balizamento Marítimo, Fluvial e Lacustre
1065	Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas

Ordem Alfabética

Titulação	Fonte
CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini	1099
CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	1108
CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	1109
CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T	1110
CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	1104
CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	1118
CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe	1105
CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações	1107
CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais	1100
CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen	1101
CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm	1102
Custeio das Comissões de Avaliação - INEP	1128
Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	1444
Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	9444
Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj	1072
Desenvolvimento Rural no Campo do Cooperativismo e do Associativismo, Eletrificação Rural, Extensão Rural e Fi	1026
Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na Organização Marítima Internac	1090
Desporto, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da Dívida Pú	1034
Destinações da Cide-Combustíveis	1011

Quadro 7D
Legenda das Fontes

Ordem Numérica

Fonte	Titulação
1066	Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red
1067	Gestão das Unidades de Conservação de Uso Sustentável
1068	FNDF - Fundo Nacional de Desenvolvimento Florestal
1069	Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos
1070	Controle e Fiscalização Ambiental
1071	Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd
1072	Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Cadeia Produtiva do Petróleo, ou apoio a proj
1074	Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A
1075	CCCCN - Comissão Coordenadora da Criação do Cavalo Nacional
1076	Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela Liminar do STF
1077	Fiscalização e Proteção das Áreas de Produção de Petróleo
1078	Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Ca
1080	Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento
1081	Convênios
1083	Reparação de Danos Causados a Interesses Difusos e Coletivos
1084	FGTS
1085	Recursos para Aplicação em Despesas de Capital de Programas Habitacionais de Caráter Social
1086	Aplicação na Área de Comércio Exterior, Conforme Diretrizes Estabelecidas pela CAMEX
1087	CDE - Conta de Desenvolvimento Energético
1088	Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional
1089	Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico
1090	Despesas de Representação e Estudos Técnicos em Apoio às Posições Brasileiras na Organização Marítima Internac
1091	Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da Indústria de Construção
1092	Proteção Ambiental em Regiões Impactadas pela Mineração
1095	Doações Estrangeiras

Ordem Alfabética

Titulação	Fonte
Destinações do Fundo Social – FS	1147
Doações Estrangeiras	1095
Doações Nacionais	1096
Educação Básica, Vedado o Pagamento de Despesas com Pessoal	1133
Encargos da Intervenção da União no Apoio ao Desenvolvimento da Marinha Mercante e da Indústria de Construção	1091
Encargos de Responsabilidade do Fundo Contingente da Extinta Rede Ferroviária Federal S.A	1074
Estudos de Planejamento da Expansão do Sistema Energético	1046
FGTS	1084
Financiamento de Estudos, Atividades e Serviços de Levantamentos Geológicos Básicos no Território Nacional	1045
Financiamento de Estudos e Serviços de Geologia e Geofísica Aplicados à Prospecção de Combustíveis Fósseis	1028
Fiscalização de Produtos Controlados pelo Exército	1021
Fiscalização de Segurança do Tráfego Aquaviário	1009
Fiscalização e Proteção das Áreas de Produção de Petróleo	1077
Fiscalização e Supervisão das Atividades das Entidades Fechadas de Previdência Complementar	1039
FNDF - Fundo Nacional de Desenvolvimento Florestal	1068
FUNAPOL	9019
FUNAPOL	1019
FUNDAF - PGFN	1031
FUNDAF - RFB	1032
Fundo Aeroviário, para Desenvolvimento do Ensino Profissional Aeronáutico	1089
Fundo Aeroviário, para Execução e Manutenção do Sistema Aeroviário Nacional	1088
Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES	1124
Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)	1182
Fundo Setorial do Audiovisual – FSA, exceto recursos oriundos do FISTEL	1029
Fundo Social – FS – Recursos para a educação pública, com prioridade para a educação básica, para políticas de	1149
Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	1142
Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r	9142

Quadro 7D
Legenda das Fontes

Ordem Numérica

Fonte	Titulação
1096	Doações Nacionais
1097	CT-Aeronáutico e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais
1098	CT-Agronegócio e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais
1099	CT-Biotecnologia e Recursos Genéticos, e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Admini
1100	CT-Saúde e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais
1101	CT-Verde Amarelo (Programa de Estímulo à Interação Universidade-Empresa para o Apoio à Inovação) e Financiamen
1102	CT-Verde Amarelo (Programa de Inovação para Competitividade) e Financiamentos Reembolsáveis, Subvenções Econôm
1103	CT-Aquaviário e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais
1104	CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações
1105	CT-Mineral e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe
1106	Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas
1107	CT-Petro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações
1108	CT-Energia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõe
1109	CT-Hidro e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações
1110	CT-Info e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Ações T
1112	CT-Amazônia e Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Administrativas/Operacionais e Açõ
1113	Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T
1114	Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional

Ordem Alfabética

Titulação	Fonte
Gestão das Unidades de Conservação de Uso Sustentável	1067
Implementação da Política Nacional de Recursos Hídricos e do Sistema Nacional de Gerenciamento de Recursos Híd	1071
Indenização de Imóveis Rurais Desapropriados por Interesse Social	1057
Infraestrutura logística ou de mobilidade ferroviária de titularidade pública	1180
Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º do art. 66 d	1181
Manutenção e Desenvolvimento do Ensino	1012
Melhoria da Prestação Jurisdicional	1138
Melhoria dos Serviços de Radiodifusão Pública	1037
Montepio Civil	1017
Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços	1449
Objeto Contratual da Operação de Crédito Externa em Moeda	1448
Órgão ou Entidade do Governo Federal Responsável pela Fiscalização da Distribuição de Prêmios	1018
Pagamento da Dívida Pública Mobiliária Federal	1400
Pensões Militares da União e dos Ex-territórios	1023
Pensões Militares e Remuneração dos Inativos Militares do FCDF	1024
Pesquisa, Desenvolvimento e Tecnologia de Interesse do Desenvolvimento Regional	1114
Pesquisas de Planejamento da Expansão do Sistema Energético, de Inventário e de Viabilidade de Aproveitamento	1080
Pesquisas, Estudos e Projetos de Tratamento, Beneficiamento e Industrialização de Bens Minerais no Centro de T	1113
Política de Garantia de Preços Mínimos	1060
Política Nacional de Recursos Hídricos, Sistema Nacional de Gerenciamento de Recursos Hídricos e Gestão da Red	1066
Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde	9184
Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde	1184
PROAP - Programa de Administração Patrimonial Imobiliária da União	1033
Programas de Desenvolvimento Econômico - BNDES	1041
Programas de Desenvolvimento Econômico - BNDES	9041
Programas Financiados por Operações Oficiais de Crédito	1061
Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros	1115

Quadro 7D
Legenda das Fontes

Ordem Numérica

Fonte	Titulação
1115	Projetos do Comando da Marinha para Construção e Reparos de Embarcações em Estaleiros Brasileiros
1116	Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM
1118	CT-Infra e Financiamentos Reembolsáveis, Subvenções Econômicas e Despesas Administrativas/Operacionais
1119	Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad
1120	Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional
1121	Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço
1122	Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza
1123	Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da
1124	Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES
1125	Benefícios do Regime Próprio de Previdência Social do FCDF – Contribuição Patronal
1126	Assistência Social e à Saúde do Bombeiro Militar do Distrito Federal e de Seus Dependentes
1128	Custeio das Comissões de Avaliação - INEP
1131	Recursos Livres do Banco Central do Brasil
1132	Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de
1133	Educação Básica, Vedado o Pagamento de Despesas com Pessoal
1134	Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com Pessoal
1135	Recursos do FISTEL destinados ao FSA
1138	Melhoria da Prestação Jurisdicional
1140	Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.
1141	Recursos Destinados conforme Decisões ou Acordos, Judiciais ou Extrajudiciais
1142	Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r
1144	Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul
1145	Aplicações para os recursos de Petróleo de que trata o Art. 46-D da Lei nº 12.351/2010 - Despesas de Capital
1147	Destinações do Fundo Social – FS

Ordem Alfabética

Titulação	Fonte
Proteção Ambiental em Regiões Impactadas pela Mineração	1092
Reaparelhamento e Custeio das Atividades de Controle e Fiscalização de Produtos Químicos e de Repressão ao Trá	1025
Recursos Arrecadados em Pagamento de Multas por Infração Ambiental a Serem Revertidos a Fundos	1069
Recursos da UO para Aplicação na Seguridade Social	1003
Recursos da UO para Aplicação na Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortiza	1122
Recursos de Petróleo sem Destinação Definida em Decorrência da Suspensão Imposta pela Liminar do STF	1076
Recursos decorrentes de acordos judiciais ou extrajudiciais firmados para reparação de danos em decorrência de	1132
Recursos Destinados conforme Decisões ou Acordos, Judiciais ou Extrajudiciais	1141
Recursos Destinados, Preferencialmente, ao Desenvolvimento de Atividades de Gestão Ambiental Relacionadas à Ca	1078
Recursos do FISTEL de Livre Aplicação na ANATEL e no Tesouro Nacional	1120
Recursos do FISTEL destinados ao CT-Espacial e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas	1106
Recursos do FISTEL destinados ao CT-Infra e a Financiamentos Reembolsáveis, Subvenções Econômicas, Despesas Ad	1119
Recursos do FISTEL destinados ao FSA	1135
Recursos do FISTEL destinados ao FUST	1044
Recursos do Orçamento de Investimento	1495
Recursos Livres da Seguridade Social	1001
Recursos Livres da Seguridade Social	9001
Recursos Livres da União	9000
Recursos Livres da União	1000
Recursos Livres da UO	9052
Recursos Livres da UO	1052
Recursos Livres da UO, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço	1121
Recursos Livres da UO, Vedado o Pagamento de Dívida e de Pessoal	1053
Recursos Livres do Banco Central do Brasil	1131
Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	1151

Quadro 7D
Legenda das Fontes

Ordem Numérica		Ordem Alfabética	
Fonte	Titulação	Titulação	Fonte
1149	Fundo Social – FS – Recursos para a educação pública, com prioridade para a educação básica, para políticas de	Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	1152
1151	Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	Recursos para a implementação de ações relacionadas ao modal aéreo e para o incremento do turismo.	1140
1152	Recursos para a educação pública, com prioridade para a educação básica, para políticas de assistência estudan	Recursos para Aplicação em Despesas de Capital de Programas Habitacionais de Caráter Social	1085
1180	Infraestrutura logística ou de mobilidade ferroviária de titularidade pública	Recursos para Aplicação em Despesas de Capital do Programa de Administração Patrimonial Imobiliária da União -	1013
1181	Infraestrutura logística ou de mobilidade ferroviária de titularidade pública, nos termos do § 1º do art. 66 d	Recursos Próprios da UO para Aplicação em Seguridade Social	1049
1182	Fundo Nacional para Calamidades Públicas, Proteção e Defesa Civil (Funcap)	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	1051
1183	Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na Seguridade Social	1048
1184	Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde	Recursos Próprios destinados à Educação Básica, vedado o Pagamento de Despesas com Pessoal	1134
1201	Transferência Constitucional do Fundo de Participação dos Municípios	Recursos Próprios Destinados ao Fomento de Pesquisas Realizadas por Pessoas Físicas	1065
1202	Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	Recursos Próprios Destinados ao Sistema Nacional de Sementes e Mudas - SNSM	1116
1203	Transferência Constitucional do IPI Exportação	Recursos Próprios Destinados aos Serviços de Proteção de Cultivares	1059
1206	Transferência Constitucional de Parcela do ITR para os Municípios	Recursos Próprios Livres da UO	1050
1207	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	Rede de Balizamento Marítimo, Fluvial e Lacustre	1063
1208	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	Refinanciamento da Dívida Pública Federal	1443
1209	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	Reparação de Danos Causados a Interesses Difusos e Coletivos	1083
1210	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	Segurança Nuclear, incluindo Controle e Fiscalização, P&D, Apoio Técnico Operacional, Materiais Didáticos e Pe	1058
1211	Transferência de Parcela da Cide Combustíveis aos Estados e DF	Seguridade Social, com Recursos de Superávit Financeiro Vinculados à Amortização e ao Pagamento do Serviço da	1123
1213	Transferência das Cotas Estaduais e Municipais do Salário-Educação	Seguro-Desemprego, Abono Salarial e Previdência Social	9040
1219	Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios	Seguro-Desemprego, Abono Salarial e Previdência Social	1040
1229	Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e Municípios	Serviços Afetos às Atividades Específicas da Justiça	1027
1234	Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	Sinalização, engenharia de tráfego, engenharia de campo, policiamento, fiscalização, renovação de frota circul	1144
1235	Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	9183
		Sistema Integrado de Monitoramento de Fronteiras (Sisfron)	1183
		Transferência Constitucional de Parcela do ITR para os Municípios	1206
		Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	1202

Quadro 7D
Legenda das Fontes

Ordem Numérica

Fonte	Titulação
1241	Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais para os Estados, DF e
1242	Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos Fluidos aos Estados,
1251	Transferências do Fundo Nacional de Segurança Pública - FNSP
1286	Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF
1287	Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para Aplicação Exclus
1289	Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal
1400	Pagamento da Dívida Pública Mobiliária Federal
1401	Amortização da Dívida Pública Federal
1443	Refinanciamento da Dívida Pública Federal
1444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen
1448	Objeto Contratual da Operação de Crédito Externa em Moeda
1449	Objeto Contratual da Operação de Crédito Externa em Bens e/ou Serviços
1495	Recursos do Orçamento de Investimento
9000	Recursos Livres da União
9001	Recursos Livres da Seguridade Social
9002	Atividades-fim da Seguridade Social
9019	FUNAPOL
9035	Ações e Serviços Públicos de Saúde - ASPS
9040	Seguro-Desemprego, Abono Salarial e Previdência Social
9041	Programas de Desenvolvimento Econômico - BNDES
9052	Recursos Livres da UO
9054	Benefícios do Regime Geral de Previdência Social
9142	Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de escolas de educação básica das r
9183	Sistema Integrado de Monitoramento de Fronteiras (Sisfron)
9184	Prevenção, Controle e Mitigação de Danos Sociais Advindos da Prática de Jogos, nas Áreas de Saúde
9201	Transferência Constitucional do Fundo de Participação dos Municípios
9202	Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal
9203	Transferência Constitucional do IPI Exportação

Ordem Alfabética

Titulação	Fonte
Transferência Constitucional do Fundo de Participação dos Estados e do Distrito Federal	9202
Transferência Constitucional do Fundo de Participação dos Municípios	1201
Transferência Constitucional do Fundo de Participação dos Municípios	9201
Transferência Constitucional do IOF Ouro para os Estados, DF e Municípios	1219
Transferência Constitucional do IPI Exportação	1203
Transferência Constitucional do IPI Exportação	9203
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	1208
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	9208
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	1210
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	9210
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	9209
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	1209
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	1207
Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	9207
Transferência das Cotas Estaduais e Municipais do Salário-Educação	1213
Transferência de Parcela da Arrecadação Relativa à Concessão Florestal para os Estados, DF e Municípios	1229
Transferência de Parcela da Cide Combustíveis aos Estados e DF	1211
Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	1234
Transferência de Parcela da Compensação Financeira pela Utilização de Recursos Hídricos para os Estados, DF e	1235
Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	9289
Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	1289

Quadro 7D
Legenda das Fontes

Ordem Numérica		Ordem Alfabética	
Fonte	Titulação	Titulação	Fonte
9207	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Norte	Transferências, aos Municípios e ao Distrito Federal, de Parcela da Alienação de Imóveis para Aplicação Exclus	1287
9208	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Centro-	Transferências de Parcela da Compensação Financeira pela Exploração de Recursos Minerais para os Estados, DF e	1241
9209	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	Transferências de Parcela das Taxas de Ocupação aos Municípios e ao DF	1286
9210	Transferência Constitucional para Aplicação em Programas de Financiamento ao Setor Produtivo da Região Nordest	Transferências de Parcela dos Royalties de Petróleo, Gás Natural e Outros Hidrocarbonetos Fluidos aos Estados,	1242
9251	Transferências do Fundo Nacional de Segurança Pública - FNSP	Transferências do Fundo Nacional de Segurança Pública - FNSP	1251
9289	Transferência para as Secretarias de Esporte, ou Órgãos Equivalentes, dos Estados e do Distrito Federal	Transferências do Fundo Nacional de Segurança Pública - FNSP	9251
9444	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	Transferências para Entidades Delegatárias de Funções e Competências Relativas a Recursos Hídricos de Domínio	1016
		Unidades de Conservação do Sistema Nacional de Unidades de Conservação - SNUC	1038

Quadro 8A
Aplicação Mínima em Ações e Serviços Públicos de Saúde

LDO-2026, Anexo I, Inciso VIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Aplicação Mínima em Ações e Serviços Públicos de Saúde (art. 198 da CF)	
A) Receita Corrente Líquida - RCL de 2026	**R$ 1.649.928.373.558**
B) % da RCL	**15%**
C) Aplicação Mínima em ASPS em 2026 (A*B)	**R$ 247.489.256.034**

Quadro 8B

LDO-2026, Anexo I, Inciso VIII. *Valores em R$1,00.*

Recursos de todas as fontes.

Despesas que podem ser consideradas para aplicação mínima em ações e serviços públicos de saúde por Órgão e Unidade Orçamentária

RESUMIDO

Órgão / *Unidade Orçamentária*	*Valor*
36000 - MINISTÉRIO DA SAÚDE	R$ 249.971.184.515
36201 - FUNDAÇÃO OSWALDO CRUZ	R$ 8.987.766.555
36210 - HOSPITAL NOSSA SENHORA DA CONCEIÇÃO S.A. - CONCEIÇÃO	R$ 3.167.344.519
36211 - FUNDAÇÃO NACIONAL DE SAÚDE	R$ 781.221.570
36901 - FUNDO NACIONAL DE SAÚDE	R$ 237.034.851.871

DETALHAMENTO

Órgão / *Unidade Orçamentária* / *Ação*	*IU*	*Valor*
36000 - MINISTÉRIO DA SAÚDE	**6**	**R$ 249.971.184.515**
36201 - FUNDAÇÃO OSWALDO CRUZ	**6**	**R$ 8.987.766.555**
09HB - CONTRIBUIÇÃO DA UNIÃO, DE SUAS AUTARQUIAS E FUNDAÇÕES PARA O CUSTEIO DO REGIME DE PREVIDÊNCIA DOS SERVIDORES PÚBLICOS FEDERAIS	6	R$ 255.864.368
13DW - CONSTRUÇÃO DO COMPLEXO INDUSTRIAL DE BIOTECNOLOGIA EM SAÚDE (CIBS)	6	R$ 30.582.352
2000 - ADMINISTRAÇÃO DA UNIDADE	6	R$ 131.704.025
20TP - ATIVOS CIVIS DA UNIÃO	6	R$ 1.178.293.887
15VW - CONSTRUÇÃO DA FÁBRICA DE PLATAFORMAS VEGETAIS DE PRODUÇÃO DE IMUNOBIOLÓGICOS DA FIOCRUZ CEARÁ	6	R$ 149.030.102
4370 - ATENDIMENTO À POPULAÇÃO PARA PREVENÇÃO, CONTROLE E TRATAMENTO DO VÍRUS DA IMUNODEFICIÊNCIA HUMANA E SÍNDROME DA IMUNODEFICIÊNCIA ADQUIRIDA (HIV/AIDS) E OUTRAS INFECÇÕES SEXUALMENTE TRANSMISSÍVEIS (IST) E HEPATITES VIRAIS	6	R$ 1.444.250.544
20YD - EDUCAÇÃO E TRABALHO NA SAÚDE	6	R$ 342.292.072
21DA - MODERNIZAÇÃO DE UNIDADES DA FUNDAÇÃO OSWALDO CRUZ	6	R$ 304.237.295
212B - BENEFÍCIOS OBRIGATÓRIOS AOS SERVIDORES CIVIS, EMPREGADOS, MILITARES E SEUS DEPENDENTES	6	R$ 56.907.079
6179 - COMUNICAÇÃO E INFORMAÇÕES PARA A EDUCAÇÃO EM SAÚDE E EM CIÊNCIA E TECNOLOGIA	6	R$ 71.707.993
20YE - AQUISIÇÃO E DISTRIBUIÇÃO DE IMUNOBIOLÓGICOS E INSUMOS PARA PREVENÇÃO E CONTROLE DE DOENÇAS	6	R$ 2.080.065.000
4368 - PROMOÇÃO DA ASSISTÊNCIA FARMACÊUTICA POR MEIO DA DISPONIBILIZAÇÃO DE MEDICAMENTOS E INSUMOS EM SAÚDE DO COMPONENTE ESTRATÉGICO	6	R$ 104.315.000
8305 - ATENÇÃO DE REFERÊNCIA E PESQUISA CLÍNICA	6	R$ 296.556.127
4705 - PROMOÇÃO DA ASSISTÊNCIA FARMACÊUTICA POR MEIO DA DISPONIBILIZAÇÃO DE MEDICAMENTOS DO COMPONENTE ESPECIALIZADO	6	R$ 1.790.000.000
00WU - SENTENÇAS JUDICIAIS TRANSITADAS EM JULGADO (PRECATÓRIOS) - EXCEDENTES AO SUBLIMITE	6	R$ 6.150.444
20Q7 - PRESERVAÇÃO DO PATRIMÔNIO HISTÓRICO E CULTURAL DE CIÊNCIA E DA SAÚDE NA FIOCRUZ	6	R$ 14.886.776
8327 - MANUTENÇÃO DE SERVIÇO LABORATORIAL DE REFERÊNCIA PARA O CONTROLE DE DOENÇAS	6	R$ 30.641.321
6174 - ANÁLISE DA QUALIDADE DE PRODUTOS E INSUMOS DE SAÚDE	6	R$ 21.068.850
6516 - APERFEIÇOAMENTO E AVALIAÇÃO DOS SERVIÇOS DE HEMOTERAPIA E HEMATOLOGIA	6	R$ 129.767.043
21IA - IMPLEMENTAÇÃO DE NOVAS TECNOLOGIAS PARA A VIGILÂNCIA E O CONTROLE DO AEDES AEGYPTI	6	R$ 111.208.548
21BF - PESQUISA, DESENVOLVIMENTO TECNOLÓGICO E INOVAÇÃO EM SAÚDE	6	R$ 419.702.969
20K1 - PLATAFORMAS PARA O DESENVOLVIMENTO TECNOLÓGICO EM SAÚDE	6	R$ 18.534.760
36210 - HOSPITAL NOSSA SENHORA DA CONCEIÇÃO S.A. - CONCEIÇÃO	**6**	**R$ 3.167.344.519**
20TP - ATIVOS CIVIS DA UNIÃO	6	R$ 2.340.334.576
163C - CONSTRUÇÃO DO CENTRO DE APOIO AO DIAGNÓSTICO E TERAPIA DO GRUPO HOSPITALAR CONCEIÇÃO S.A (GHC) - PAC	6	R$ 40.776.469
0022 - SENTENÇAS JUDICIAIS DEVIDAS POR EMPRESAS ESTATAIS	6	R$ 2.622.170
212B - BENEFÍCIOS OBRIGATÓRIOS AOS SERVIDORES CIVIS, EMPREGADOS, MILITARES E SEUS DEPENDENTES	6	R$ 215.179.863
6149 - RESIDÊNCIA DE PROFISSIONAIS DE SAÚDE - SUS	6	R$ 28.728.876
6217 - ATENÇÃO À SAÚDE NOS SERVIÇOS AMBULATORIAIS E HOSPITALARES DO MINISTÉRIO DA SAÚDE	6	R$ 418.214.051
00WU - SENTENÇAS JUDICIAIS TRANSITADAS EM JULGADO (PRECATÓRIOS) - EXCEDENTES AO SUBLIMITE	6	R$ 100.264.236
0625 - SENTENÇAS JUDICIAIS TRANSITADAS EM JULGADO DE PEQUENO VALOR	6	R$ 21.224.278

Quadro 8B

LDO-2026, Anexo I, Inciso VIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Despesas que podem ser consideradas para aplicação mínima em ações e serviços públicos de saúde por Órgão e Unidade Orçamentária

36211 - FUNDAÇÃO NACIONAL DE SAÚDE	**6**	**R$ 781.221.570**
21CG - IMPLANTAÇÃO E MELHORIA DE SERVIÇOS DE DRENAGEM E MANEJO DAS ÁGUAS PLUVIAIS URBANAS PARA PREVENÇÃO E CONTROLE DE DOENÇAS E AGRAVOS	6	R$ 2.594.867
21CI - APOIAR A IMPLEMENTAÇÃO DE MELHORIAS SANITÁRIAS DOMICILIARES EM LOCALIDADES URBANAS DE MUNICÍPIOS COM POPULAÇÃO ATÉ 50.000 HABITANTES, DE FORMA A CONTRIBUIR PARA A PREVENÇÃO E CONTROLE DE DOENÇAS E AGRAVOS	6	R$ 55.604.274
4572 - CAPACITAÇÃO DE SERVIDORES PÚBLICOS FEDERAIS EM PROCESSO DE QUALIFICAÇÃO E REQUALIFICAÇÃO	6	R$ 2.131.499
2000 - ADMINISTRAÇÃO DA UNIDADE	6	R$ 121.008.047
6908 - FOMENTO À EDUCAÇÃO EM SAÚDE AMBIENTAL VOLTADA À PROMOÇÃO DA SAÚDE	6	R$ 7.472.514
6881 - MODERNIZAÇÃO E DESENVOLVIMENTO DE SISTEMAS DE INFORMAÇÃO DA FUNASA	6	R$ 21.314.973
212B - BENEFÍCIOS OBRIGATÓRIOS AOS SERVIDORES CIVIS, EMPREGADOS, MILITARES E SEUS DEPENDENTES	6	R$ 14.759.122
20K2 - FOMENTO À PESQUISA E AO DESENVOLVIMENTO TECNOLÓGICO, COM VISTAS AO APRIMORAMENTO E À SUSTENTABILIDADE DOS SERVIÇOS E AÇÕES DE SAÚDE AMBIENTAL	6	R$ 4.228.933
4641 - PUBLICIDADE DE UTILIDADE PÚBLICA	6	R$ 1.390.108
20T6 - FORTALECIMENTO DA SAÚDE AMBIENTAL PARA REDUÇÃO DOS RISCOS À SAÚDE HUMANA	6	R$ 7.016.472
21CH - IMPLANTAÇÃO DE MELHORIAS HABITACIONAIS PARA CONTROLE DA DOENÇA DE CHAGAS	6	R$ 18.534.759
20AF - APOIO AO CONTROLE E À VIGILÂNCIA DA QUALIDADE DA ÁGUA PARA CONSUMO HUMANO PARA PREVENÇÃO E CONTROLE DE DOENÇAS E AGRAVOS	6	R$ 7.969.948
21C9 - IMPLANTAÇÃO, AMPLIAÇÃO OU MELHORIA DE AÇÕES E SERVIÇOS SUSTENTÁVEIS DE SANEAMENTO BÁSICO EM PEQUENAS COMUNIDADES RURAIS (LOCALIDADES DE PEQUENO PORTE) OU EM COMUNIDADES TRADICIONAIS (REMANESCENTES DE QUILOMBOS)	6	R$ 152.838.065
09HB - CONTRIBUIÇÃO DA UNIÃO, DE SUAS AUTARQUIAS E FUNDAÇÕES PARA O CUSTEIO DO REGIME DE PREVIDÊNCIA DOS SERVIDORES PÚBLICOS FEDERAIS	6	R$ 20.033.709
20TP - ATIVOS CIVIS DA UNIÃO	6	R$ 121.585.463
00WU - SENTENÇAS JUDICIAIS TRANSITADAS EM JULGADO (PRECATÓRIOS) - EXCEDENTES AO SUBLIMITE	6	R$ 222.738.817
36901 - FUNDO NACIONAL DE SAÚDE	**6**	**R$ 237.034.851.871**
20AI - AUXÍLIO-REABILITAÇÃO PSICOSSOCIAL AOS EGRESSOS DE LONGAS INTERNAÇÕES PSIQUIÁTRICAS NO SISTEMA ÚNICO DE SAÚDE (DE VOLTA PRA CASA)	6	R$ 44.000.000
20K5 - APOIO AO USO DE PLANTAS MEDICINAIS E FITOTERÁPICOS NO SUS	6	R$ 41.703.207
20K7 - APOIO AO DESENVOLVIMENTO E MODERNIZAÇÃO DE ESTRUTURAS PRODUTIVAS E TECNOLÓGICAS PARA FORTALECIMENTO DO COMPLEXO ECONÔMICO-INDUSTRIAL DA SAÚDE	6	R$ 628.010.397
20SP - OPERACIONALIZAÇÃO DO SISTEMA NACIONAL DE TRANSPLANTES	6	R$ 44.483.420
8636 - FORTALECIMENTO DA INOVAÇÃO EM PRODUTOS, SERVIÇOS TECNOLÓGICOS E CONECTIVIDADE NO COMPLEXO ECONÔMICO-INDUSTRIAL DA SAÚDE	6	R$ 157.545.445
6182 - FUNCIONAMENTO E FORTALECIMENTO DO SISTEMA DE OUVIDORIAS DO SUS	6	R$ 25.577.967
8759 - APERFEIÇOAMENTO, AVALIAÇÃO E DESENVOLVIMENTO DE AÇÕES E SERVIÇOS ESPECIALIZADOS EM ORTOPEDIA E TRAUMATOLOGIA - INTO	6	R$ 339.742.114
4641 - PUBLICIDADE DE UTILIDADE PÚBLICA	6	R$ 265.325.060
09HB - CONTRIBUIÇÃO DA UNIÃO, DE SUAS AUTARQUIAS E FUNDAÇÕES PARA O CUSTEIO DO REGIME DE PREVIDÊNCIA DOS SERVIDORES PÚBLICOS FEDERAIS	6	R$ 803.681.085
6217 - ATENÇÃO À SAÚDE NOS SERVIÇOS AMBULATORIAIS E HOSPITALARES DO MINISTÉRIO DA SAÚDE	6	R$ 608.866.805
00UB - TRANSFERÊNCIA AOS ENTES FEDERATIVOS PARA O PAGAMENTO DOS VENCIMENTOS DOS AGENTES DE COMBATE ÀS ENDEMIAS	6	R$ 2.903.000.000
20QI - IMPLANTAÇÃO E MANUTENÇÃO DA FORÇA NACIONAL DO SISTEMA ÚNICO DE SAÚDE (FN-SUS)	6	R$ 9.267.380
2E89 - INCREMENTO TEMPORÁRIO AO CUSTEIO DOS SERVIÇOS DE ATENÇÃO PRIMÁRIA À SAÚDE PARA CUMPRIMENTO DE METAS	6	R$ 12.097.573.102
20QF - PESQUISAS, ENSINO E INOVAÇÕES TECNOLÓGICAS EM SAÚDE, PRIMATOLOGIA, MEIO AMBIENTE E MEDICINA TROPICAL	6	R$ 83.411.540
20QG - ATUAÇÃO INTERNACIONAL DO MINISTÉRIO DA SAÚDE	6	R$ 3.809.520
2B52 - DESENVOLVIMENTO INSTITUCIONAL DA GESTÃO ORÇAMENTÁRIA, FINANCEIRA E CONTÁBIL DO FUNDO NACIONAL DE SAÚDE E DOS FUNDOS ESTADUAIS E MUNICIPAIS DE SAÚDE	6	R$ 31.545.720
0625 - SENTENÇAS JUDICIAIS TRANSITADAS EM JULGADO DE PEQUENO VALOR	6	R$ 1.000
21CF - IMPLANTAÇÃO, DESENVOLVIMENTO E MANUTENÇÃO DE SAÚDE DIGITAL, TELESSAÚDE E INOVAÇÃO NO SUS	6	R$ 134.303.398
21GM - TRANSFORMAÇÃO DIGITAL NO SUS	6	R$ 555.379.635
218U - APOIO AO CUSTEIO DE DESPESAS INSTITUCIONAIS DE ENTIDADES REPRESENTATIVAS DOS ENTES ESTADUAIS E MUNICIPAIS NO ÂMBITO DA SAÚDE - CONASS E CONASEMS	6	R$ 18.534.759

Quadro 8B

LDO-2026, Anexo I, Inciso VIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Despesas que podem ser consideradas para aplicação mínima em ações e serviços públicos de saúde por Órgão e Unidade Orçamentária

0Z01 - RESERVA DE CONTINGÊNCIA FISCAL - PRIMÁRIA	6	R$ 213.596.954
21CD - IMPLEMENTAÇÃO DE POLÍTICAS DE ATENÇÃO ESPECIALIZADA À SAÚDE	6	R$ 158.621.224
4572 - CAPACITAÇÃO DE SERVIDORES PÚBLICOS FEDERAIS EM PROCESSO DE QUALIFICAÇÃO E REQUALIFICAÇÃO	6	R$ 6.533.503
8708 - FORTALECIMENTO DA AUDITORIA DO SISTEMA ÚNICO DE SAÚDE	6	R$ 12.120.857
21ED - FORTALECIMENTO DO PROGRAMA NACIONAL DE GENÔMICA E SAÚDE PÚBLICA DE PRECISÃO - GENOMAS BRASIL	6	R$ 185.347.580
21DX - MANUTENÇÃO DE CONTRATOS DE GESTÃO COM A AGÊNCIA BRASILEIRA DE APOIO À GESTÃO DO SUS (AGSUS)	6	R$ 3.468.614.056
4368 - PROMOÇÃO DA ASSISTÊNCIA FARMACÊUTICA POR MEIO DA DISPONIBILIZAÇÃO DE MEDICAMENTOS E INSUMOS EM SAÚDE DO COMPONENTE ESTRATÉGICO	6	R$ 413.000.000
2016 - FUNCIONAMENTO DO CONSELHO NACIONAL DE SAÚDE	6	R$ 28.728.877
4370 - ATENDIMENTO À POPULAÇÃO PARA PREVENÇÃO, CONTROLE E TRATAMENTO DO VÍRUS DA IMUNODEFICIÊNCIA HUMANA E SÍNDROME DA IMUNODEFICIÊNCIA ADQUIRIDA (HIV/AIDS) E OUTRAS INFECÇÕES SEXUALMENTE TRANSMISSÍVEIS (IST) E HEPATITES VIRAIS	6	R$ 1.260.749.456
00UC - TRANSFERÊNCIA AOS ENTES FEDERATIVOS PARA O PAGAMENTO DOS VENCIMENTOS DOS AGENTES COMUNITÁRIOS DE SAÚDE	6	R$ 11.709.000.000
00UW - ASSISTÊNCIA FINANCEIRA COMPLEMENTAR AOS ESTADOS, AO DISTRITO FEDERAL E AOS MUNICÍPIOS PARA O PAGAMENTO DO PISO SALARIAL DOS PROFISSIONAIS DA ENFERMAGEM	6	R$ 8.722.926.888
20AH - ORGANIZAÇÃO DOS SERVIÇOS DE ASSISTÊNCIA FARMACÊUTICA NO SUS	6	R$ 159.862.290
21D9 - ESTRUTURAÇÃO DOS SERVIÇOS DE HEMATOLOGIA E HEMOTERAPIA	6	R$ 36.235.828
20YR - MANUTENÇÃO E FUNCIONAMENTO DO PROGRAMA FARMÁCIA POPULAR DO BRASIL PELO SISTEMA DE GRATUIDADE	6	R$ 6.023.796.317
21CE - IMPLEMENTAÇÃO DE POLÍTICAS DE ATENÇÃO PRIMÁRIA À SAÚDE	6	R$ 308.681.161
20YP - PROMOÇÃO, PROTEÇÃO E RECUPERAÇÃO DA SAÚDE INDÍGENA	6	R$ 1.379.543.074
2000 - ADMINISTRAÇÃO DA UNIDADE	6	R$ 653.212.684
212B - BENEFÍCIOS OBRIGATÓRIOS AOS SERVIDORES CIVIS, EMPREGADOS, MILITARES E SEUS DEPENDENTES	6	R$ 562.613.182
21CJ - SANEAMENTO BÁSICO EM ALDEIAS INDÍGENAS PARA PREVENÇÃO DE DOENÇAS E AGRAVOS	6	R$ 130.098.957
4705 - PROMOÇÃO DA ASSISTÊNCIA FARMACÊUTICA POR MEIO DA DISPONIBILIZAÇÃO DE MEDICAMENTOS DO COMPONENTE ESPECIALIZADO	6	R$ 14.987.000.000
8755 - APERFEIÇOAMENTO, AVALIAÇÃO E DESENVOLVIMENTO DE AÇÕES E SERVIÇOS ESPECIALIZADOS EM CARDIOLOGIA-INC	6	R$ 184.733.302
219A - PISO DE ATENÇÃO PRIMÁRIA À SAÚDE	6	R$ 26.794.400.000
8535 - ESTRUTURAÇÃO DE UNIDADES DE ATENÇÃO ESPECIALIZADA EM SAÚDE	6	R$ 7.479.619.803
4324 - ATENÇÃO À SAÚDE DE POPULAÇÕES RIBEIRINHAS E DE ÁREAS REMOTAS DA REGIÃO AMAZÔNICA MEDIANTE COOPERAÇÃO COM A MARINHA DO BRASIL E COM O EXÉRCITO BRASILEIRO	6	R$ 31.728.884
21BG - FORMAÇÃO E PROVISÃO DE PROFISSIONAIS PARA A ATENÇÃO PRIMÁRIA À SAÚDE	6	R$ 4.118.598.591
8581 - ESTRUTURAÇÃO DA REDE DE SERVIÇOS DE ATENÇÃO PRIMÁRIA À SAÚDE	6	R$ 6.297.761.093
2E90 - INCREMENTO TEMPORÁRIO AO CUSTEIO DOS SERVIÇOS DE ASSISTÊNCIA HOSPITALAR E AMBULATORIAL PARA CUMPRIMENTO DE METAS	6	R$ 12.850.877.963
8753 - MONITORAMENTO, AVALIAÇÃO E GESTÃO DA INFORMAÇÃO ESTRATÉGICA EM SAÚDE	6	R$ 10.194.118
4295 - ATENÇÃO AOS PACIENTES PORTADORES DE DOENÇAS HEMATOLÓGICAS	6	R$ 1.707.000.000
20YQ - APOIO INSTITUCIONAL PARA APRIMORAMENTO DO SUS	6	R$ 553.217.501
21BF - PESQUISA, DESENVOLVIMENTO TECNOLÓGICO E INOVAÇÃO EM SAÚDE	6	R$ 166.290.166
20QH - ALIMENTAÇÃO E NUTRIÇÃO PARA A SAÚDE	6	R$ 157.545.445
8287 - APRIMORAMENTO DA ARTICULAÇÃO E COOPERAÇÃO INTERFEDERATIVA E PARTICIPATIVA EM SAÚDE	6	R$ 37.069.518
20YE - AQUISIÇÃO E DISTRIBUIÇÃO DE IMUNOBIOLÓGICOS E INSUMOS PARA PREVENÇÃO E CONTROLE DE DOENÇAS	6	R$ 8.262.230.000
21EC - GESTÃO DE PROGRAMAS E PROJETOS DE COOPERAÇÃO TÉCNICA	6	R$ 24.116.067
212H - MANUTENÇÃO DE CONTRATO DE GESTÃO COM ORGANIZAÇÕES SOCIAIS (LEI Nº 9.637, DE 15 DE MAIO DE 1998)	6	R$ 94.517.865
20YN - SISTEMAS DE TECNOLOGIA DE INFORMAÇÃO E COMUNICAÇÃO PARA A SAÚDE (E-SAUDE)	6	R$ 445.998.633
8715 - PRESERVAÇÃO, ORGANIZAÇÃO, DISSEMINAÇÃO E ACESSO AO CONHECIMENTO E AO PATRIMÔNIO CULTURAL DA SAÚDE	6	R$ 15.827.074
8648 - DESENVOLVIMENTO E FORTALECIMENTO DA ECONOMIA DA SAÚDE	6	R$ 3.642.081
20TP - ATIVOS CIVIS DA UNIÃO	6	R$ 4.670.671.987
8758 - APERFEIÇOAMENTO, AVALIAÇÃO E DESENVOLVIMENTO DE AÇÕES E SERVIÇOS ESPECIALIZADOS EM ONCOLOGIA - INCA	6	R$ 534.617.602

Quadro 8B

LDO-2026, Anexo I, Inciso VIII.

Valores em R$1,00.
Recursos de todas as fontes.

Despesas que podem ser consideradas para aplicação mínima em ações e serviços públicos de saúde por Órgão e Unidade Orçamentária

20AB - INCENTIVO FINANCEIRO AOS ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS PARA EXECUÇÃO DE AÇÕES DE VIGILÂNCIA SANITÁRIA	6	R$ 273.000.000
20AE - PROMOÇÃO DA ASSISTÊNCIA FARMACÊUTICA E INSUMOS ESTRATÉGICOS NA ATENÇÃO BÁSICA EM SAÚDE	6	R$ 3.357.200.000
20AL - APOIO AOS ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS PARA A VIGILÂNCIA EM SAÚDE	6	R$ 2.088.500.000
6148 - ASSISTÊNCIA MÉDICA QUALIFICADA E GRATUITA A TODOS OS NÍVEIS DA POPULAÇÃO E DESENVOLVIMENTO DE ATIVIDADES EDUCACIONAIS E DE PESQUISA NO CAMPO DA SAÚDE – REDE SARAH DE HOSPITAIS DE REABILITAÇÃO	6	R$ 1.543.400.004
20K3 - AVALIAÇÃO E INCORPORAÇÃO DE TECNOLOGIAS DE SAÚDE NO ÂMBITO DO SUS	6	R$ 8.368.115
8585 - ATENÇÃO À SAÚDE DA POPULAÇÃO PARA PROCEDIMENTOS EM MÉDIA E ALTA COMPLEXIDADE	6	R$ 82.385.412.047
6516 - APERFEIÇOAMENTO E AVALIAÇÃO DOS SERVIÇOS DE HEMOTERAPIA E HEMATOLOGIA	6	R$ 12.974.331
5516 - CONFERÊNCIAS NACIONAIS DE SAÚDE	6	R$ 16.681.283
20YJ - FORTALECIMENTO DO SISTEMA NACIONAL DE VIGILÂNCIA EM SAÚDE E AMBIENTE	6	R$ 334.940.115
20YD - EDUCAÇÃO E TRABALHO NA SAÚDE	6	R$ 3.357.673.841

Quadro 9A - Aplicação na Manutenção e Desenvolvimento do Ensino

LDO 2026, Anexo I, inciso XI — Recursos de Todas a Fontes (R$ 1,00)

Demonstrativo do Cálculo da Aplicação Mínima em Manutenção e Desenvolvimento do Ensino	
A) Receita de Impostos	**1.249.640.993.620**
A1) Imposto sobre a importação	117.186.804.654
A 2) Imposto sobre a exportação	6.868.743
A 3) Imposto sobre a propriedade territorial rural – ITR	4.110.025.950
A 4) Imposto sobre a renda – IR	924.909.144.416
A 5) Imposto sobre a produtos industrializados – IPI	99.964.841.848
A.6) Impostos sobre operações de crédito, câmbio e seguro ou relativas a títulos ou valores mobiliários – IOF	103.463.308.009
B) Deduções	**495.619.165.362**
B 1) Transferências do ITR - CF, art. 158, II	3.904.524.652
B 2) Fundo de participação dos Estados, Municípios e Distrito Federal (FPE) - CF, art. 159, I, a	220.347.907.047
B 3) Fundo de Participação dos Municípios (FPM) - CF Art. 159, I, b, d, e, f	261.342.866.497
B 4) Cota-Parte dos Estados e DF Exportadores na Arrecadação do IPI - CF Art. 159, II	9.996.484.185
B 5) Transferência do IOF incidente sobre o Ouro - CF, art. 153, § 5º	27.382.982
C) Base de Cálculo (C = A - B)	**754.021.828.258**
D) Valor Mínimo a ser aplicado em MDE (CF art. 212) (D = C x 18%)	**135.723.929.086**
E) Aplicação de receitas de impostos em MDE (exceto complementação da União ao Fundeb) - CF art. 212	**114.737.558.178**
F) Aplicação de receitas de impostos na complementaçãoda União ao Fundeb (até 30% da complementação) - CF, art. 212-A, inciso IV, V e VIII	**20.986.370.908**
G) Total aplicado pela União para cumprimento do mínimo constitucional (G = E + F)	**135.723.929.086**
H) Valor excedente à aplicação mínima em MDE exigida da União	**2.261.789.970**

Despesa Total Programada com MDE (IDUSO 8) por Subfunção e Fonte

	Subfunção		Fonte 1000	Fonte 1133	Outras fontes vinculadas à Educação (*)	Demais	Total
Subfunções de Educação	363	ENSINO PROFISSIONAL	19.941.542.709		87.975.882		20.029.518.591
	364	ENSINO SUPERIOR	45.060.651.092		991.604.774	135.636.544	46.187.892.410
	365	EDUCAÇÃO INFANTIL	187.720.000	1.387.297.334			1.575.017.334
	366	EDUCAÇÃO DE JOVENS E ADULTOS	112.704.374				112.704.374
	367	EDUCAÇÃO ESPECIAL	47.017.057		1.245.600		48.262.657
	368	EDUCAÇÃO BÁSICA	4.039.935.695	4.920.057.473	316.672.365		9.276.665.533
	Total		**69.389.570.927**	**6.307.354.807**	**1.397.498.621**	**135.636.544**	**77.230.060.899**
Outras Subfunções de Educação	122	ADMINISTRAÇÃO GERAL	1.728.740.239		373.057.967		2.101.798.206
	128	FORMAÇÃO DE RECURSOS HUMANOS	58.178.396		2.372.319		60.550.715
	131	COMUNICAÇÃO SOCIAL	109.326.597				109.326.597
	211	RELAÇÕES DIPLOMÁTICAS	2.424.172				2.424.172
	302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	15.008.260.328		448.299.950		15.456.560.278
	331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.694.080.358		41.872.914	28.629.867	5.764.583.139
	362	ENSINO MÉDIO	6.852.959.455	4.605.504.218			11.458.463.673
	391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	0				0
	392	DIFUSÃO CULTURAL	0				0
	571	DESENVOLVIMENTO CIENTÍFICO	251.358.276				251.358.276
	573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	430.572.183				430.572.183
	846	OUTROS ENCARGOS ESPECIAIS	10.893.628.058				10.893.628.058
	847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	48.698.620.367		23.163.991.763	121.907.013	71.984.519.143
	999	RESERVA DE CONTINGÊNCIA	4.807.230.775				4.807.230.775
	Total		**94.535.379.204**	**4.605.504.218**	**24.029.594.913**	**150.536.880**	**123.321.015.215**
Total			**163.924.950.131**	**10.912.859.025**	**25.427.093.534**	**286.173.424**	**200.551.076.114**

(*) As seguintes fontes foram consideradas: 1004, 1012, 1048, 1049, 1050, 1051, 1081, 1095, 1128, 1134, 1142, 1149, 1151, 1152.

Quadro 9B
Aplicação na Manutenção e Desenvolvimento do Ensino -MDE (CF Art.212)
por Programa, Fonte e Órgão

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

**Quadro-síntese* *Recursos de todas as fontes.*

PROGRAMA		VALOR
0032 .	Programa de Gestão e Manutenção do Poder Executivo	85.546.542.390
0909 .	Operações Especiais: Outros Encargos Especiais	11.728.887.845
0999 .	Reserva de Contingência	4.807.230.775
5111 .	Educação Básica Democrática, com qualidade e equidade	82.438.237.785
5112 .	Educação Profissional e Tecnológica que Transforma	3.902.940.725
5113 .	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	12.127.236.594

FONTE		VALOR
1000 .	Recursos Livres da União	163.924.950.131
1001 .	Recursos Livres da Seguridade Social	28.629.867
1004 .	Assistência à Saúde Suplementar do Servidor Civil Ativo ou Inativo, Seus	41.872.914
1012 .	Manutenção e Desenvolvimento do Ensino	380.611.197
1048 .	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital na	409.001
1049 .	Recursos Próprios da UO para Aplicação em Seguridade Social	443.579.828
1050 .	Recursos Próprios Livres da UO	1.212.816.968
1051 .	Recursos Próprios da UO para Aplicação Exclusiva em Despesas de Capital	10.257.088
1081 .	Convênios	41.548.883
1095 .	Doações Estrangeiras	666.666
1128 .	Custeio das Comissões de Avaliação - INEP	22.717.187
1133 .	Educação Básica, Vedado o Pagamento de Despesas com Pessoal	10.912.859.025
1134 .	Recursos Próprios destinados à Educação Básica, vedado o Pagamento de	108.622.039
1142 .	Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de	135.024.052
1149 .	Fundo Social – FS – Recursos para a educação pública, com prioridade para a	18.402.904.882
1151 .	Recursos para a educação pública, com prioridade para a educação básica, para	2.894.270.096
1152 .	Recursos para a educação pública, com prioridade para a educação básica, para	1.731.792.733
1444 .	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro	135.636.544
9142 .	Garantia do funcionamento e melhoria da infraestrutura física e pedagógica de	121.907.013

ÓRGÃO		VALOR
26 .	Ministério da Educação	200.283.076.114
74 .	Operações Oficiais de Crédito	268.000.000
	TOTAL	**200.551.076.114**

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
26	**Ministério da Educação**								**200.283.076.114**
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**85.546.542.390**
	Operação Especial								**10.625.628.058**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	**12 846**							**10.625.628.058**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - Nacional								**18.637.541**
			F	1	0	91	8	1000	18.637.541
0032 09HB **0011**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Rondônia								**88.070.044**
			F	1	0	91	8	1000	88.070.044
0032 09HB **0012**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Acre								**79.854.797**
			F	1	0	91	8	1000	79.854.797
0032 09HB **0013**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Amazonas								**184.040.917**
			F	1	0	91	8	1000	173.650.544
			S	1	0	91	8	1000	10.390.373
0032 09HB **0014**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Roraima								**64.144.030**
			F	1	0	91	8	1000	64.144.030
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Pará								**402.493.153**
			F	1	0	91	8	1000	384.016.961
			S	1	0	91	8	1000	18.476.192
0032 09HB **0016**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Amapá								**54.864.899**
			F	1	0	91	8	1000	54.864.899
0032 09HB **0017**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Tocantins								**121.618.118**
			F	1	0	91	8	1000	121.618.118
0032 09HB **0020**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - Na Região Nordeste								**79.741.873**
			F	1	0	91	8	1000	79.741.873
0032 09HB **0021**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Maranhão								**239.140.750**
			F	1	0	91	8	1000	221.292.743
			S	1	0	91	8	1000	17.848.007
0032 09HB **0022**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Piauí								**200.548.653**
			F	1	0	91	8	1000	199.844.362
			S	1	0	91	8	1000	704.291
0032 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Ceará								**377.608.260**
			F	1	0	91	8	1000	342.725.681
			S	1	0	91	8	1000	34.882.579
0032 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Rio Grande do Norte								**392.919.104**
			F	1	0	91	8	1000	368.534.306
			S	1	0	91	8	1000	24.384.798

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado da Paraíba								**459.698.936**
			F	1	0	91	8	1000	425.063.911
			S	1	0	91	8	1000	34.635.025
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Pernambuco								**497.857.027**
			F	1	0	91	8	1000	464.429.159
			S	1	0	91	8	1000	33.427.868
0032 09HB **0027**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Alagoas								**200.285.270**
			F	1	0	91	8	1000	183.822.430
			S	1	0	91	8	1000	16.462.840
0032 09HB **0028**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Sergipe								**174.456.546**
			F	1	0	91	8	1000	161.256.269
			S	1	0	91	8	1000	13.200.277
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado da Bahia								**483.587.093**
			F	1	0	91	8	1000	459.106.907
			S	1	0	91	8	1000	24.480.186
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Minas Gerais								**1.440.359.472**
			F	1	0	91	8	1000	1.344.120.646
			S	1	0	91	8	1000	96.238.826
0032 09HB **0032**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Espírito Santo								**231.399.059**
			F	1	0	91	8	1000	217.895.868
			S	1	0	91	8	1000	13.503.191
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Rio de Janeiro								**1.214.011.628**
			F	1	0	91	8	1000	1.063.509.585
			S	1	0	91	8	1000	150.502.043
0032 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de São Paulo								**504.287.883**
			F	1	0	91	8	1000	441.295.956
			S	1	0	91	8	1000	62.991.927
0032 09HB **0040**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - Na Região Sul								**50.231.033**
			F	1	0	91	8	1000	50.231.033
0032 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Paraná								**619.430.140**
			F	1	0	91	8	1000	586.950.658
			S	1	0	91	8	1000	32.479.482
0032 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Santa Catarina								**374.607.167**
			F	1	0	91	8	1000	350.007.179
			S	1	0	91	8	1000	24.599.988
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado do Rio Grande do Sul								**924.573.863**
			F	1	0	91	8	1000	880.758.791
			S	1	0	91	8	1000	43.815.072

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Mato Grosso								**206.096.496**
			F	1	0	91	8	1000	200.148.171
			S	1	0	91	8	1000	5.948.325
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Goiás								**381.709.921**
			F	1	0	91	8	1000	358.894.810
			S	1	0	91	8	1000	22.815.111
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Distrito Federal								**346.968.938**
			F	1	0	91	8	1000	331.916.785
			S	1	0	91	8	1000	15.052.153
0032 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - No Estado de Mato Grosso do Sul								**212.385.447**
			F	1	0	91	8	1000	206.280.414
			S	1	0	91	8	1000	6.105.033
	Atividade								**74.920.914.332**
0032 **20RH**	**Gerenciamento das Políticas de Educação**	**12 122**							**248.833.903**
0032 20RH **0001**	Gerenciamento das Políticas de Educação - Nacional								**238.454.437**
	Unidade apoiada(unidade) 13		F	3	2	80	8	1000	29.040.135
			F	3	2	90	8	1000	107.790.093
			F	3	2	90	8	1012	101.519.209
			F	3	2	91	8	1000	100.000
			F	4	2	90	8	1000	5.000
0032 20RH **0053**	Gerenciamento das Políticas de Educação - No Distrito Federal								**10.379.466**
	Unidade apoiada(unidade) 1		F	3	2	90	8	1000	10.379.466
0032 **20TP**	**Ativos Civis da União**	**12 122**							**67.478.999.245**
0032 20TP **0001**	Ativos Civis da União - Nacional								**9.675.921.428**
			F	1	1	90	8	1000	265.852.205
			S	1	1	90	8	1000	9.410.069.223
0032 20TP **0011**	Ativos Civis da União - No Estado de Rondônia								**514.237.367**
			F	1	1	90	8	1000	514.237.367
0032 20TP **0012**	Ativos Civis da União - No Estado do Acre								**421.267.932**
			F	1	1	90	8	1000	421.267.932
0032 20TP **0013**	Ativos Civis da União - No Estado do Amazonas								**996.146.712**
			S	1	1	90	8	1000	48.940.446
			F	1	1	90	8	1000	947.206.266
0032 20TP **0014**	Ativos Civis da União - No Estado de Roraima								**334.960.809**
			F	1	1	90	8	1000	334.960.809
0032 20TP **0015**	Ativos Civis da União - No Estado do Pará								**2.147.460.745**
			S	1	1	90	8	1000	93.329.625
			F	1	1	90	8	1000	2.054.131.120
0032 20TP **0016**	Ativos Civis da União - No Estado do Amapá								**321.809.112**
			F	1	1	90	8	1000	321.809.112
0032 20TP **0017**	Ativos Civis da União - No Estado do Tocantins								**660.907.007**
			F	1	1	90	8	1000	660.907.007
0032 20TP **0020**	Ativos Civis da União - Na Região Nordeste								**444.600.674**
			F	1	1	90	8	1000	444.600.674
0032 20TP **0021**	Ativos Civis da União - No Estado do Maranhão								**1.325.553.435**
			S	1	1	90	8	1000	88.854.130
			F	1	1	90	8	1000	1.236.699.305
0032 20TP **0022**	Ativos Civis da União - No Estado do Piauí								**1.075.361.520**
			S	1	1	90	8	1000	3.468.381
			F	1	1	90	8	1000	1.071.893.139

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 20TP **0023**	Ativos Civis da União - No Estado do Ceará								**1.949.518.389**
			S	1	1	90	8	1000	164.368.432
			F	1	1	90	8	1000	1.785.149.957
0032 20TP **0024**	Ativos Civis da União - No Estado do Rio Grande do Norte								**1.995.204.957**
			S	1	1	90	8	1000	113.820.610
			F	1	1	90	8	1000	1.881.384.347
0032 20TP **0025**	Ativos Civis da União - No Estado da Paraíba								**2.371.368.938**
			S	1	1	90	8	1000	167.769.240
			F	1	1	90	8	1000	2.203.599.698
0032 20TP **0026**	Ativos Civis da União - No Estado de Pernambuco								**2.498.874.385**
			F	1	1	90	8	1000	73.319.323
			S	1	1	90	8	1000	159.261.603
			F	1	1	90	8	1000	2.266.293.459
0032 20TP **0027**	Ativos Civis da União - No Estado de Alagoas								**1.087.939.231**
			S	1	1	90	8	1000	83.775.415
			F	1	1	90	8	1000	1.004.163.816
0032 20TP **0028**	Ativos Civis da União - No Estado de Sergipe								**923.438.822**
			S	1	1	90	8	1000	60.914.200
			F	1	1	90	8	1000	862.524.622
0032 20TP **0029**	Ativos Civis da União - No Estado da Bahia								**2.660.480.662**
			S	1	1	90	8	1000	117.779.881
			F	1	1	90	8	1000	2.542.700.781
0032 20TP **0031**	Ativos Civis da União - No Estado de Minas Gerais								**7.535.657.014**
			S	1	1	90	8	1000	471.306.117
			F	1	1	90	8	1000	7.064.350.897
0032 20TP **0032**	Ativos Civis da União - No Estado do Espírito Santo								**1.413.447.540**
			S	1	1	90	8	1000	72.739.166
			F	1	1	90	8	1000	1.340.708.374
0032 20TP **0033**	Ativos Civis da União - No Estado do Rio de Janeiro								**6.498.306.201**
			S	1	1	90	8	1000	830.921.582
			F	1	1	90	8	1000	5.667.384.619
0032 20TP **0035**	Ativos Civis da União - No Estado de São Paulo								**2.843.908.060**
			S	1	1	90	8	1000	346.838.567
			F	1	1	90	8	1000	2.497.069.493
0032 20TP **0040**	Ativos Civis da União - Na Região Sul								**280.035.153**
			F	1	1	90	8	1000	280.035.153
0032 20TP **0041**	Ativos Civis da União - No Estado do Paraná								**2.740.295.484**
			S	1	1	90	8	1000	162.441.605
			F	1	1	90	8	1000	2.577.853.879
0032 20TP **0042**	Ativos Civis da União - No Estado de Santa Catarina								**2.140.731.473**
			S	1	1	90	8	1000	138.300.358
			F	1	1	90	8	1000	2.002.431.115
0032 20TP **0043**	Ativos Civis da União - No Estado do Rio Grande do Sul								**6.665.773.256**
			S	1	1	90	8	1000	2.005.688.518
			F	1	1	90	8	1000	4.660.084.738
0032 20TP **0051**	Ativos Civis da União - No Estado de Mato Grosso								**1.130.029.238**
			F	1	1	90	8	1000	105.917.563
			S	1	1	90	8	1000	27.938.214
			F	1	1	90	8	1000	996.173.461
0032 20TP **0052**	Ativos Civis da União - No Estado de Goiás								**1.872.730.643**
			F	1	1	90	8	1000	229.670.700
			S	1	1	90	8	1000	113.442.164
			F	1	1	90	8	1000	1.529.617.779
0032 20TP **0053**	Ativos Civis da União - No Distrito Federal								**1.784.782.823**
			F	1	1	90	8	1000	94.581.809
			S	1	1	90	8	1000	73.295.156
			F	1	1	90	8	1000	1.616.905.858

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática			Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	20TP	**0054**	Ativos Civis da União - No Estado de Mato Grosso do Sul								**1.168.250.235**
					S	1	1	90	8	1000	36.185.863
					F	1	1	90	8	1000	1.132.064.372
0032	**2000**		**Administração da Unidade**	**12 122**							**985.788.321**
0032	2000	**0026**	Administração da Unidade - No Estado de Pernambuco								**31.445.590**
					F	3	2	90	8	1000	30.339.736
					F	3	2	90	8	1050	18.104
					F	3	2	91	8	1000	22.000
					F	4	2	90	8	1000	1.065.750
0032	2000	**0053**	Administração da Unidade - No Distrito Federal								**954.342.731**
					F	3	2	90	8	1000	611.456.638
					F	3	2	90	8	1012	249.449.067
					F	3	2	90	8	1050	1.885.066
					F	3	2	91	8	1000	2.821.632
					F	4	2	90	8	1000	61.334.959
					F	4	2	90	8	1012	20.000.000
					S	3	2	90	8	1000	7.395.369
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	**12 331**							**886.005.232**
0032	2004	**0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - Nacional								**128.547.238**
					S	3	1	90	8	1000	128.547.238
0032	2004	**0011**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Rondônia								**5.749.872**
					F	3	1	90	8	1000	5.749.872
0032	2004	**0012**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Acre								**3.658.249**
					F	3	1	90	8	1000	3.658.249
0032	2004	**0013**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Amazonas								**10.268.232**
					F	3	1	90	8	1000	9.332.928
					S	3	1	90	8	1000	935.304
0032	2004	**0014**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Roraima								**4.069.284**
					F	3	1	90	8	1000	4.069.284
0032	2004	**0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Pará								**21.216.891**
					F	3	1	90	8	1000	20.508.195
					S	3	1	90	8	1000	708.696
0032	2004	**0016**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Amapá								**4.212.912**
					F	3	1	90	8	1000	4.212.912
0032	2004	**0017**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Tocantins								**8.615.856**
					F	3	1	90	8	1000	8.615.856
0032	2004	**0020**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - Na Região Nordeste								**6.236.604**
					F	3	1	90	8	1000	6.236.604
0032	2004	**0021**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Maranhão								**16.773.024**
					F	3	1	90	8	1000	15.955.020
					S	3	1	90	8	1000	818.004
0032	2004	**0022**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Piauí								**16.056.588**
					F	3	1	90	8	1000	15.994.116

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			S	3	1	90	8	1000	62.472
0032 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Ceará								**24.145.790**
			F	3	1	90	8	1000	22.206.770
			S	3	1	90	8	1000	1.939.020
0032 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Rio Grande do Norte								**30.429.406**
			F	3	1	90	8	1000	28.789.594
			S	3	1	90	8	1000	1.639.812
0032 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado da Paraíba								**28.726.620**
			F	3	1	90	8	1000	26.371.080
			S	3	1	90	8	1000	2.355.540
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Pernambuco								**33.450.720**
			F	3	1	90	8	1000	31.047.636
			S	3	1	90	8	1000	2.403.084
0032 2004 **0027**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Alagoas								**14.928.588**
			F	3	1	90	8	1000	14.503.632
			S	3	1	90	8	1000	424.956
0032 2004 **0028**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Sergipe								**12.582.684**
			F	3	1	90	8	1000	11.598.528
			S	3	1	90	8	1000	984.156
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado da Bahia								**26.419.512**
			F	3	1	90	8	1000	24.914.316
			S	3	1	90	8	1000	1.505.196
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Minas Gerais								**120.691.281**
			F	3	1	90	8	1000	113.055.173
			S	3	1	90	8	1000	7.636.108
0032 2004 **0032**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Espírito Santo								**19.549.128**
			F	3	1	90	8	1000	18.613.728
			S	3	1	90	8	1000	935.400
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Rio de Janeiro								**61.488.043**
			F	3	1	90	8	1000	55.169.803
			S	3	1	90	8	1000	6.318.240
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de São Paulo								**25.488.105**
			F	3	1	90	8	1000	23.739.870
			S	3	1	90	8	1000	1.748.235
0032 2004 **0040**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - Na Região Sul								**2.810.771**
			F	3	1	90	8	1000	2.810.771
0032 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Paraná								**36.601.574**
			F	3	1	90	8	1000	34.323.818
			S	3	1	90	8	1000	2.277.756

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Santa Catarina								**26.186.151**
			F	3	1	90	8	1000	24.127.215
			S	3	1	90	8	1000	2.058.936
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Rio Grande do Sul								**75.080.499**
			F	3	1	90	8	1000	51.917.862
			S	3	1	90	8	1000	3.110.556
			S	3	1	90	8	1001	20.052.081
0032 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Mato Grosso								**11.864.965**
			F	3	1	90	8	1000	11.548.369
			S	3	1	90	8	1000	316.596
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Goiás								**28.767.365**
			F	3	1	90	8	1000	26.434.493
			S	3	1	90	8	1000	2.332.872
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Distrito Federal								**22.628.943**
			F	3	1	90	8	1000	21.928.203
			S	3	1	90	8	1000	700.740
0032 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Mato Grosso do Sul								**58.760.337**
			F	3	1	90	8	1000	6.412.858
			S	3	1	90	8	1000	10.474.565
			S	3	1	90	8	1004	41.872.914
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	**12 331**							**4.878.577.907**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - Nacional								**795.377.099**
			S	3	1	90	8	1000	795.377.099
0032 212B **0011**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Rondônia								**37.097.586**
			F	3	1	90	8	1000	37.097.586
0032 212B **0012**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Acre								**31.260.162**
			F	3	1	90	8	1000	31.260.162
0032 212B **0013**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Amazonas								**72.199.104**
			F	3	1	90	8	1000	68.285.368
			S	3	1	90	8	1000	3.913.736
0032 212B **0014**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Roraima								**30.211.856**
			F	3	1	90	8	1000	30.211.856
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Pará								**146.073.486**
			F	3	1	90	8	1000	141.246.058
			S	3	1	90	8	1000	4.827.428
0032 212B **0016**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Amapá								**24.762.662**
			F	3	1	90	8	1000	24.762.662
0032 212B **0017**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Tocantins								**49.818.720**
			F	3	1	90	8	1000	49.818.720
0032 212B **0020**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - Na Região Nordeste								**31.757.770**
			F	3	1	90	8	1000	31.757.770

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 212B **0021**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Maranhão								**96.468.299**
			F	3	1	90	8	1000	90.294.921
			S	3	1	90	8	1000	6.173.378
0032 212B **0022**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Piauí								**75.227.953**
			F	3	1	90	8	1000	74.940.249
			S	3	1	90	8	1000	287.704
0032 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Ceará								**129.148.727**
			F	3	1	90	8	1000	118.437.532
			S	3	1	90	8	1000	10.711.195
0032 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Rio Grande do Norte								**135.978.985**
			F	3	1	90	8	1000	129.000.439
			S	3	1	90	8	1000	6.978.546
0032 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado da Paraíba								**152.916.855**
			F	3	1	90	8	1000	142.609.903
			S	3	1	90	8	1000	10.306.952
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Pernambuco								**180.761.768**
			F	3	1	90	8	1000	166.885.843
			S	3	1	90	8	1000	13.875.925
0032 212B **0027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Alagoas								**75.752.863**
			F	3	1	90	8	1000	70.221.177
			S	3	1	90	8	1000	5.531.686
0032 212B **0028**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Sergipe								**64.022.042**
			F	3	1	90	8	1000	60.083.557
			S	3	1	90	8	1000	3.938.485
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado da Bahia								**191.891.727**
			F	3	1	90	8	1000	183.006.757
			S	3	1	90	8	1000	8.884.970
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Minas Gerais								**515.812.486**
			F	3	1	90	8	1000	480.343.885
			S	3	1	90	8	1000	35.468.601
0032 212B **0032**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Espírito Santo								**88.894.702**
			F	3	1	90	8	1000	83.492.916
			S	3	1	90	8	1000	5.401.786
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Rio de Janeiro								**487.634.669**
			F	3	1	90	8	1000	415.366.743
			S	3	1	90	8	1000	72.267.926
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de São Paulo								**203.637.946**
			F	3	1	90	8	1000	176.130.242
			S	3	1	90	8	1000	27.507.704
0032 212B **0040**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - Na Região Sul								**19.695.487**
			F	3	1	90	8	1000	19.695.487
0032 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Paraná								**179.116.877**
			F	3	1	90	8	1000	165.342.394
			S	3	1	90	8	1000	13.774.483
0032 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Santa Catarina								**145.194.480**
			F	3	1	90	8	1000	134.373.676
			S	3	1	90	8	1000	10.820.804

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX.

Valores em R$1,00.
Recursos de todas as fontes.

Programática			Programa/Ação/Produto/Localização		Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	212B	**0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado do Rio Grande do Sul									**410.555.832**
						F	3	1	90	8	1000	300.142.583
						S	3	1	90	8	1000	101.835.463
						S	3	1	90	8	1001	8.577.786
0032	212B	**0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Mato Grosso									**75.996.294**
						F	3	1	90	8	1000	73.794.641
						S	3	1	90	8	1000	2.201.653
0032	212B	**0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Goiás									**121.445.721**
						F	3	1	90	8	1000	113.243.761
						S	3	1	90	8	1000	8.201.960
0032	212B	**0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Distrito Federal									**229.548.543**
						F	3	1	90	8	1000	224.210.637
						S	3	1	90	8	1000	5.337.906
0032	212B	**0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - No Estado de Mato Grosso do Sul									**80.317.206**
						F	3	1	90	8	1000	76.435.306
						S	3	1	90	8	1000	3.881.900
0032	**212H**		**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**		**12 571**							**251.358.276**
0032	212H	**0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - Nacional									**251.358.276**
			Projeto apoiado(unidade)	8		F	3	2	50	8	1000	251.358.276
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**		**12 122**							**12.214.010**
0032	216H	**0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - Nacional									**290.583**
			Agente público beneficiado(unidade)	7		F	3	2	90	8	1000	290.583
0032	216H	**0011**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Rondônia									**311.600**
			Agente público beneficiado(unidade)	9		F	3	2	90	8	1000	311.600
0032	216H	**0012**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Acre									**71.600**
			Agente público beneficiado(unidade)	4		F	3	2	90	8	1000	71.600
0032	216H	**0013**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Amazonas									**86.400**
			Agente público beneficiado(unidade)	4		F	3	2	90	8	1000	86.400
0032	216H	**0014**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Roraima									**21.600**
			Agente público beneficiado(unidade)	1		F	3	2	90	8	1000	21.600
0032	216H	**0015**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Pará									**131.600**
			Agente público beneficiado(unidade)	7		F	3	2	90	8	1000	131.600
0032	216H	**0016**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Amapá									**21.600**
			Agente público beneficiado(unidade)	1		F	3	2	90	8	1000	21.600
0032	216H	**0017**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Tocantins									**121.600**
			Agente público beneficiado(unidade)	5		F	3	2	90	8	1000	121.600
0032	216H	**0020**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - Na Região Nordeste									**151.200**
			Agente público beneficiado(unidade)	7		F	3	2	90	8	1000	151.200
0032	216H	**0021**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Maranhão									**117.600**
			Agente público beneficiado(unidade)	7		F	3	2	90	8	1000	117.600
0032	216H	**0022**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Piauí									**43.200**
			Agente público beneficiado(unidade)	2		F	3	2	90	8	1000	43.200

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 216H **0023**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Ceará								**21.600**
	Agente público beneficiado(unidade) 1		F	3	2	90	8	1000	21.600
0032 216H **0025**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado da Paraíba								**280.000**
	Agente público beneficiado(unidade) 12		F	3	2	90	8	1000	280.000
0032 216H **0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Pernambuco								**176.800**
	Agente público beneficiado(unidade) 7		F	3	2	90	8	1000	176.800
0032 216H **0027**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Alagoas								**100.000**
	Agente público beneficiado(unidade) 5		F	3	2	90	8	1000	100.000
0032 216H **0028**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Sergipe								**43.200**
	Agente público beneficiado(unidade) 1		F	3	2	90	8	1000	21.600
			F	3	2	90	8	1050	21.600
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado da Bahia								**454.000**
	Agente público beneficiado(unidade) 39		F	3	2	90	8	1000	454.000
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Minas Gerais								**1.836.239**
	Agente público beneficiado(unidade) 70		F	3	2	90	8	1000	1.692.918
			F	3	2	90	8	1050	143.321
0032 216H **0032**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Espírito Santo								**190.000**
	Agente público beneficiado(unidade) 9		F	3	2	90	8	1000	190.000
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Rio de Janeiro								**266.895**
	Agente público beneficiado(unidade) 14		F	3	2	90	8	1000	266.895
0032 216H **0035**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de São Paulo								**361.600**
	Agente público beneficiado(unidade) 15		F	3	2	90	8	1000	361.600
0032 216H **0040**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - Na Região Sul								**129.280**
	Agente público beneficiado(unidade) 7		F	3	2	90	8	1000	129.280
0032 216H **0041**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Paraná								**611.200**
	Agente público beneficiado(unidade) 16		F	3	2	90	8	1000	611.200
0032 216H **0042**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Santa Catarina								**739.312**
	Agente público beneficiado(unidade) 19		F	3	2	90	8	1000	717.712
			F	3	2	90	8	1050	21.600
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado do Rio Grande do Sul								**770.800**
	Agente público beneficiado(unidade) 307		F	3	2	90	8	1000	770.800
0032 216H **0051**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Mato Grosso								**251.600**
	Agente público beneficiado(unidade) 9		F	3	2	90	8	1000	251.600
0032 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Goiás								**561.600**
	Agente público beneficiado(unidade) 31		F	3	2	90	8	1000	561.600
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Distrito Federal								**4.003.830**
	Agente público beneficiado(unidade) 93		F	3	2	90	8	1000	3.553.830
			S	3	2	90	8	1000	450.000
0032 216H **0054**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - No Estado de Mato Grosso do Sul								**47.471**
	Agente público beneficiado(unidade) 2		F	3	2	90	8	1000	47.471
0032 **4000**	**Estudos, Pesquisas e Avaliações de Políticas Educacionais**	**12 573**							**9.260.126**
0032 4000 **0001**	Estudos, Pesquisas e Avaliações de Políticas Educacionais - Nacional								**8.260.126**
	Estudo realizado(unidade) 60		F	3	2	90	8	1000	7.732.702
			F	3	2	91	8	1000	4.000
			F	4	2	90	8	1000	523.424

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 4000 **0026**	Estudos, Pesquisas e Avaliações de Políticas Educacionais - No Estado de Pernambuco								**1.000.000**
	Estudo realizado(unidade) 173		F	3	2	90	8	1000	985.000
			F	3	2	91	8	1000	15.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	**12 128**							**60.550.715**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - Nacional								**1.035.707**
	Servidor capacitado(unidade) 100		F	3	2	90	8	1000	985.707
			S	3	2	90	8	1000	50.000
0032 4572 **0011**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Rondônia								**2.033.983**
	Servidor capacitado(unidade) 1781		F	3	2	90	8	1000	2.033.383
			F	3	2	91	8	1000	600
0032 4572 **0012**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Acre								**570.000**
	Servidor capacitado(unidade) 650		F	3	2	90	8	1000	568.000
			F	3	2	91	8	1000	2.000
0032 4572 **0013**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Amazonas								**600.833**
	Servidor capacitado(unidade) 520		F	3	2	90	8	1000	600.833
0032 4572 **0014**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Roraima								**694.829**
	Servidor capacitado(unidade) 260		F	3	2	90	8	1000	694.829
0032 4572 **0015**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Pará								**2.698.810**
	Servidor capacitado(unidade) 2905		F	3	2	90	8	1000	2.530.707
			F	3	2	90	8	1050	163.103
			F	3	2	91	8	1000	5.000
0032 4572 **0016**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Amapá								**1.050.000**
	Servidor capacitado(unidade) 424		F	3	2	90	8	1000	1.050.000
0032 4572 **0017**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Tocantins								**951.000**
	Servidor capacitado(unidade) 580		F	3	2	90	8	1000	951.000
0032 4572 **0020**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - Na Região Nordeste								**440.000**
	Servidor capacitado(unidade) 500		F	3	2	90	8	1000	440.000
0032 4572 **0021**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Maranhão								**2.053.476**
	Servidor capacitado(unidade) 2095		F	3	2	90	8	1000	2.053.476
0032 4572 **0022**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Piauí								**500.000**
	Servidor capacitado(unidade) 300		F	3	2	90	8	1000	300.000
			F	3	2	90	8	1050	200.000
0032 4572 **0023**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Ceará								**2.084.674**
	Servidor capacitado(unidade) 1370		F	3	2	90	8	1000	2.084.674
0032 4572 **0024**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Rio Grande do Norte								**2.648.444**
	Servidor capacitado(unidade) 3450		F	3	2	90	8	1000	2.638.444
			F	3	2	91	8	1000	10.000
0032 4572 **0025**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado da Paraíba								**1.639.637**
	Servidor capacitado(unidade) 2640		F	3	2	90	8	1000	1.539.637
			F	3	2	90	8	1050	100.000
0032 4572 **0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Pernambuco								**2.266.372**
	Servidor capacitado(unidade) 1965		F	3	2	90	8	1000	2.266.225
			F	3	2	91	8	1000	147
0032 4572 **0027**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Alagoas								**600.000**
	Servidor capacitado(unidade) 650		F	3	2	90	8	1000	600.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 4572 **0028**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Sergipe								**300.000**
	Servidor capacitado(unidade) 1000		F	3	2	90	8	1000	300.000
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado da Bahia								**2.437.938**
	Servidor capacitado(unidade) 2240		F	3	2	90	8	1000	2.348.722
			F	3	2	90	8	1050	59.216
			F	3	2	91	8	1000	30.000
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Minas Gerais								**9.988.913**
	Servidor capacitado(unidade) 6566		F	3	2	90	8	1000	9.438.393
			F	3	2	90	8	1050	500.000
			F	3	2	91	8	1000	50.520
0032 4572 **0032**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Espírito Santo								**1.050.000**
	Servidor capacitado(unidade) 1750		F	3	2	90	8	1000	1.050.000
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Rio de Janeiro								**6.942.748**
	Servidor capacitado(unidade) 5048		F	3	2	90	8	1000	6.942.748
0032 4572 **0035**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de São Paulo								**1.136.158**
	Servidor capacitado(unidade) 1850		F	3	2	90	8	1000	836.158
			F	3	2	90	8	1050	300.000
0032 4572 **0040**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - Na Região Sul								**190.000**
	Servidor capacitado(unidade) 250		F	3	2	90	8	1000	185.000
			F	3	2	91	8	1000	5.000
0032 4572 **0041**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Paraná								**800.000**
	Servidor capacitado(unidade) 1446		F	3	2	90	8	1000	800.000
0032 4572 **0042**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Santa Catarina								**1.314.937**
	Servidor capacitado(unidade) 3335		F	3	2	90	8	1000	1.264.937
			F	3	2	90	8	1050	50.000
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado do Rio Grande do Sul								**4.070.376**
	Servidor capacitado(unidade) 4216		F	3	2	90	8	1000	3.036.376
			F	3	2	91	8	1000	34.000
			S	3	2	90	8	1049	1.000.000
0032 4572 **0051**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Mato Grosso								**1.967.782**
	Servidor capacitado(unidade) 1877		F	3	2	90	8	1000	1.967.782
0032 4572 **0052**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Goiás								**2.194.613**
	Servidor capacitado(unidade) 1658		F	3	2	90	8	1000	2.159.613
			F	3	2	91	8	1000	35.000
0032 4572 **0053**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Distrito Federal								**5.479.485**
	Servidor capacitado(unidade) 2570		F	3	2	90	8	1000	5.479.485
0032 4572 **0054**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - No Estado de Mato Grosso do Sul								**810.000**
	Servidor capacitado(unidade) 650		F	3	2	90	8	1000	810.000
0032 **4641**	**Publicidade de Utilidade Pública**	**12 131**							**109.326.597**
0032 4641 **0001**	Publicidade de Utilidade Pública - Nacional								**107.856.219**
			F	3	2	90	8	1000	107.856.219
0032 4641 **0041**	Publicidade de Utilidade Pública - No Estado do Paraná								**100.000**
			F	3	2	90	8	1000	100.000
0032 4641 **0042**	Publicidade de Utilidade Pública - No Estado de Santa Catarina								**758.247**
			F	3	2	90	8	1000	758.247

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 4641 **0052**	Publicidade de Utilidade Pública - No Estado de Goiás								**300.000**
			F	3	2	90	8	1000	300.000
0032 4641 **0054**	Publicidade de Utilidade Pública - No Estado de Mato Grosso do Sul								**312.131**
			F	3	2	90	8	1000	312.131
0909	**Operações Especiais: Outros Encargos Especiais**								**11.460.887.845**
	Operação Especial								**11.460.887.845**
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	**12 211**							**2.424.172**
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - Exterior								**2.424.172**
			F	3	2	80	8	1000	2.424.172
0909 **00W2**	**Integralização de cotas pela União em Fundo Privado com o Objetivo de Custear e Gerir Poupança de Incentivo à Permanência e Conclusão Escolar para Estudantes do Ensino Médio**	**12 362**							**11.458.463.673**
0909 00W2 **0001**	Integralização de cotas pela União em Fundo Privado com o Objetivo de Custear e Gerir Poupança de Incentivo à Permanência e Conclusão Escolar para Estudantes do Ensino Médio - Nacional								**11.458.463.673**
			F	5	2	90	8	1000	6.852.959.455
			F	5	2	90	8	1133	4.605.504.218
0999	**Reserva de Contingência**								**4.807.230.775**
	Operação Especial								**4.807.230.775**
0999 **0Z00**	**Reserva de Contingência - Financeira**	**99 999**							**663.000.446**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos								**663.000.446**
			F	1	0	90	8	1000	663.000.446
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	**99 999**							**4.144.230.329**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos								**4.144.230.329**
			F	1	1	90	8	1000	4.144.230.329
5111	**Educação Básica Democrática, com qualidade e equidade**								**82.438.237.785**
	Operação Especial								**78.885.618.580**
5111 **0E53**	**Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola**	**12 368**							**727.851.024**
5111 0E53 **0001**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - Nacional								**714.452.000**
	Veículo adquirido(unidade) 1265		F	4	2	30	8	1133	60.000
			F	4	2	40	8	1133	1.140.000
			F	4	3	30	8	1000	20.000
			F	4	3	40	8	1000	180.000
			F	4	3	40	8	1133	712.000.000
			F	4	6	99	8	1000	1.052.000
5111 0E53 **0023**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado do Ceará								**5.000.000**
	Veículo adquirido(unidade) 1		F	4	6	99	8	1000	5.000.000
5111 0E53 **0029**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado da Bahia								**850.000**
	Veículo adquirido(unidade) 2		F	4	6	99	8	1000	850.000
5111 0E53 **0033**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado do Rio de Janeiro								**1.420.013**
	Veículo adquirido(unidade) 4		F	4	6	40	8	1000	503.430
			F	4	6	99	8	1000	916.583
5111 0E53 **0035**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado de São Paulo								**1.000.000**
	Veículo adquirido(unidade) 4		F	4	6	99	8	1000	1.000.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 0E53 **0042**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado de Santa Catarina								**1.350.001**
	Veículo adquirido(unidade) 2		F	4	6	40	8	1000	1
			F	4	6	99	8	1000	1.350.000
5111 0E53 **0043**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado do Rio Grande do Sul								**1.273.133**
	Veículo adquirido(unidade) 5		F	4	6	99	8	1000	1.273.133
5111 0E53 **0052**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado de Goiás								**1.200.000**
	Veículo adquirido(unidade) 20		F	4	6	99	8	1000	1.200.000
5111 0E53 **0054**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - No Estado de Mato Grosso do Sul								**1.305.877**
	Veículo adquirido(unidade) 3		F	4	6	99	8	1000	1.305.877
5111 **00OW**	**Apoio à Manutenção da Educação Infantil**	**12 365**							**250.000.000**
5111 00OW **0001**	Apoio à Manutenção da Educação Infantil - Nacional								**250.000.000**
	Vaga mantida(unidade) 61541		F	3	2	40	8	1133	250.000.000
5111 **00O0**	**Concessão de Bolsas de Apoio à Educação Básica**	**12 368**							**1.210.525.042**
5111 00O0 **0001**	Concessão de Bolsas de Apoio à Educação Básica - Nacional								**1.210.525.042**
	Bolsa concedida(unidade) 334404		F	3	2	90	8	1000	1.210.525.042
5111 **00PH**	**Concessão de Bolsas e Auxílio Financeiro para Promover a Alfabetização, a Elevação da Escolaridade e a Integração à Qualificação Profissional, na Educação de Jovens e Adultos**	**12 366**							**68.572.675**
5111 00PH **0001**	Concessão de Bolsas e Auxílio Financeiro para Promover a Alfabetização, a Elevação da Escolaridade e a Integração à Qualificação Profissional, na Educação de Jovens e Adultos - Nacional								**68.572.675**
	Bolsa concedida(unidade) 78328		F	3	2	90	8	1000	68.572.675
5111 **00SB**	**Complementação da União ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação – Fundeb**	**12 847**							**69.954.569.694**
5111 00SB **0001**	Complementação da União ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação – Fundeb - Nacional								**69.954.569.694**
			F	3	1	40	8	1000	46.925.601.983
			F	3	1	40	8	1149	18.402.904.882
			F	3	1	40	8	1151	2.894.270.096
			F	3	1	40	8	1152	1.731.792.733
5111 **00SU**	**Apoio à Implantação de Escolas para Educação Infantil**	**12 365**							**1.325.017.334**
5111 00SU **0001**	Apoio à Implantação de Escolas para Educação Infantil - Nacional								**1.324.497.334**
	Projeto apoiado(unidade) 4072		F	4	2	40	8	1133	980.631
			F	4	3	40	8	1000	186.200.000
			F	4	3	40	8	1133	1.136.316.703
			F	4	6	99	8	1000	1.000.000
5111 00SU **0031**	Apoio à Implantação de Escolas para Educação Infantil - No Estado de Minas Gerais								**420.000**
	Projeto apoiado(unidade) 1		F	4	6	99	8	1000	420.000
5111 00SU **0035**	Apoio à Implantação de Escolas para Educação Infantil - No Estado de São Paulo								**100.000**
	Projeto apoiado(unidade) 1		F	4	6	99	8	1000	100.000
5111 **00VI**	**Apoio à Implantação de Escolas em Tempo Integral**	**12 368**							**19.297.959**
5111 00VI **0001**	Apoio à Implantação de Escolas em Tempo Integral - Nacional								**19.297.959**
	Estudante matriculado(unidade) 4226		F	3	2	90	8	1000	19.297.959
5111 **0509**	**Apoio ao Desenvolvimento da Educação Básica**	**12 368**							**959.000.161**
5111 0509 **0001**	Apoio ao Desenvolvimento da Educação Básica - Nacional								**832.713.315**
	Iniciativa apoiada(unidade) 32		F	3	2	30	8	1000	233.938.925
			F	3	2	40	8	1000	240.000
			F	3	2	90	8	1000	549.225.969
			F	3	2	90	8	1012	9.642.921
			F	3	2	90	8	1133	37.560.057
			F	4	2	30	8	1000	620.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	4	2	40	8	1000	60.000
			F	4	2	90	8	1000	1.225.443
			F	4	6	99	8	1000	200.000
5111 0509 **0011**	Apoio ao Desenvolvimento da Educação Básica - No Estado de Rondônia								**10**
	Iniciativa apoiada(unidade) 0		F	3	6	40	8	1000	10
5111 0509 **0017**	Apoio ao Desenvolvimento da Educação Básica - No Estado do Tocantins								**1**
	Iniciativa apoiada(unidade) 0		F	4	6	99	8	1000	1
5111 0509 **0023**	Apoio ao Desenvolvimento da Educação Básica - No Estado do Ceará								**200.000**
	Iniciativa apoiada(unidade) 2		F	4	6	99	8	1000	200.000
5111 0509 **0025**	Apoio ao Desenvolvimento da Educação Básica - No Estado da Paraíba								**150.000**
	Iniciativa apoiada(unidade) 1		F	3	6	99	8	1000	150.000
5111 0509 **0026**	Apoio ao Desenvolvimento da Educação Básica - No Estado de Pernambuco								**1.250.000**
	Iniciativa apoiada(unidade) 10		F	4	6	99	8	1000	1.250.000
5111 0509 **0032**	Apoio ao Desenvolvimento da Educação Básica - No Estado do Espírito Santo								**2.000.000**
	Iniciativa apoiada(unidade) 2		F	3	6	40	8	1000	2.000.000
5111 0509 **0033**	Apoio ao Desenvolvimento da Educação Básica - No Estado do Rio de Janeiro								**200.000**
	Iniciativa apoiada(unidade) 1		F	3	6	99	8	1000	200.000
5111 0509 **0035**	Apoio ao Desenvolvimento da Educação Básica - No Estado de São Paulo								**3.439.000**
	Iniciativa apoiada(unidade) 211		F	3	6	50	8	1000	300.000
			F	3	6	99	8	1000	975.000
			F	4	6	99	8	1000	2.164.000
5111 0509 **0041**	Apoio ao Desenvolvimento da Educação Básica - No Estado do Paraná								**115.117.835**
	Iniciativa apoiada(unidade) 413		F	3	6	99	8	1000	401.000
			F	3	7	30	8	1000	114.715.835
			F	4	6	99	8	1000	1.000
5111 0509 **0042**	Apoio ao Desenvolvimento da Educação Básica - No Estado de Santa Catarina								**3.180.000**
	Iniciativa apoiada(unidade) 2		F	3	6	99	8	1000	2.030.000
			F	4	6	99	8	1000	1.150.000
5111 0509 **0405**	Apoio ao Desenvolvimento da Educação Básica - No Município de Porto Grande - AP								**750.000**
	Iniciativa apoiada(unidade) 1		F	3	6	99	8	1000	750.000
5111 **0515**	**Dinheiro Direto na Escola para a Educação Básica**	**12 847**							**2.029.949.449**
5111 0515 **0001**	Dinheiro Direto na Escola para a Educação Básica - Nacional								**2.029.949.449**
	Escola apoiada(unidade) 325081		F	3	1	30	8	1000	563.616.118
			F	3	1	40	8	1000	505.139.103
			F	3	1	40	8	1142	56.208.592
			F	3	1	40	8	9142	121.907.013
			F	3	1	50	8	1000	7.560.166
			F	4	1	30	8	1000	275.176.781
			F	4	1	40	8	1000	421.526.216
			F	4	1	40	8	1142	78.815.460
5111 **0969**	**Apoio ao Transporte Escolar na Educação Básica**	**12 368**							**872.038.385**
5111 0969 **0001**	Apoio ao Transporte Escolar na Educação Básica - Nacional								**872.038.385**
	Estudante atendido(unidade) 4341319		F	3	1	30	8	1133	69.843.675
			F	3	1	40	8	1133	802.194.710
5111 **20RP**	**Apoio à Infraestrutura para a Educação Básica**	**12 368**							**1.468.796.857**
5111 20RP **0001**	Apoio à Infraestrutura para a Educação Básica - Nacional								**1.446.324.850**
	Projeto apoiado(unidade) 5080		F	3	3	30	8	1000	4.000
			F	3	3	40	8	1000	4.000
			F	3	3	40	8	1133	12.521.144
			F	3	3	80	8	1000	4.079.686
			F	3	3	90	8	1000	13.940.700

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	3	6	99	8	1000	1
			F	4	2	40	8	1000	33.366.667
			F	4	2	40	8	1133	1.000.000
			F	4	2	90	8	1000	12.033.333
			F	4	3	30	8	1000	32.000
			F	4	3	30	8	1133	49.798.903
			F	4	3	40	8	1000	160.000
			F	4	3	40	8	1133	1.161.990.244
			F	4	3	90	8	1133	157.394.172
5111 20RP **0031**	Apoio à Infraestrutura para a Educação Básica - No Estado de Minas Gerais								**1.550.000**
	Projeto apoiado(unidade) 106		F	3	6	99	8	1000	700.000
			F	4	6	99	8	1000	850.000
5111 20RP **0032**	Apoio à Infraestrutura para a Educação Básica - No Estado do Espírito Santo								**2.600.000**
	Projeto apoiado(unidade) 12		F	4	6	99	8	1000	2.600.000
5111 20RP **0033**	Apoio à Infraestrutura para a Educação Básica - No Estado do Rio de Janeiro								**4.542.007**
	Projeto apoiado(unidade) 45		F	4	6	30	8	1000	1.000.000
			F	4	6	40	8	1000	1.142.007
			F	4	6	50	8	1000	300.000
			F	4	6	90	8	1000	200.000
			F	4	6	99	8	1000	1.900.000
5111 20RP **0035**	Apoio à Infraestrutura para a Educação Básica - No Estado de São Paulo								**4.480.000**
	Projeto apoiado(unidade) 1500018		F	3	6	40	8	1000	500.000
			F	4	6	99	8	1000	3.980.000
5111 20RP **0041**	Apoio à Infraestrutura para a Educação Básica - No Estado do Paraná								**7.600.000**
	Projeto apoiado(unidade) 42		F	4	6	99	8	1000	7.600.000
5111 20RP **0042**	Apoio à Infraestrutura para a Educação Básica - No Estado de Santa Catarina								**1.400.000**
	Projeto apoiado(unidade) 201		F	4	6	99	8	1000	1.400.000
5111 20RP **0053**	Apoio à Infraestrutura para a Educação Básica - No Distrito Federal								**300.000**
	Projeto apoiado(unidade) 1		F	3	6	99	8	1000	300.000
	Atividade								**3.552.619.205**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	**12 368**							**72.549.730**
5111 20RI **0012**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Acre								**461.331**
	Estudante matriculado(unidade) 520		F	3	2	90	8	1000	411.331
			F	4	2	90	8	1000	50.000
5111 20RI **0014**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Roraima								**450.347**
	Estudante matriculado(unidade) 462		F	3	2	90	8	1000	329.087
			F	4	2	90	8	1000	121.260
5111 20RI **0015**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Pará								**1.197.265**
	Estudante matriculado(unidade) 1350		F	3	2	90	8	1000	997.265
			F	4	2	90	8	1000	200.000
5111 20RI **0021**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Maranhão								**648.061**
	Estudante matriculado(unidade) 630		F	3	2	90	8	1000	538.061
			F	3	2	91	8	1000	10.000
			F	4	2	90	8	1000	100.000
5111 20RI **0023**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Ceará								**54.920**
	Estudante matriculado(unidade) 56		F	3	2	90	8	1000	54.920
5111 20RI **0024**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Rio Grande do Norte								**406.411**
	Estudante matriculado(unidade) 417		F	3	2	90	8	1000	402.347
			F	3	2	91	8	1000	4.064

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 20RI **0025**	Funcionamento das Instituições Federais de Educação Básica - No Estado da Paraíba								**296.571**
	Estudante matriculado(unidade) 370		F	3	2	90	8	1000	266.769
			F	4	2	90	8	1000	29.802
5111 20RI **0026**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Pernambuco								**2.335.169**
	Estudante matriculado(unidade) 420		F	3	2	90	8	1000	1.935.169
			F	4	2	90	8	1000	400.000
5111 20RI **0027**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Alagoas								**76.889**
	Estudante matriculado(unidade) 101		F	3	2	90	8	1000	76.889
5111 20RI **0028**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Sergipe								**395.427**
	Estudante matriculado(unidade) 420		F	3	2	90	8	1000	345.427
			F	4	2	90	8	1000	50.000
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Minas Gerais								**2.984.788**
	Estudante matriculado(unidade) 2863		F	3	2	90	8	1000	2.543.894
			F	4	2	90	8	1000	240.894
			F	4	6	99	8	1000	200.000
5111 20RI **0032**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Espírito Santo								**98.857**
	Estudante matriculado(unidade) 130		F	3	2	90	8	1000	58.857
			F	4	2	90	8	1000	40.000
5111 20RI **0033**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Rio de Janeiro								**60.672.277**
	Estudante matriculado(unidade) 16048		F	3	2	90	8	1000	51.764.669
			F	3	2	90	8	1050	4.278.185
			F	3	2	91	8	1000	42.782
			F	3	6	90	8	1000	4.200.000
			F	4	2	90	8	1000	386.641
5111 20RI **0042**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Santa Catarina								**1.109.391**
	Estudante matriculado(unidade) 1022		F	3	2	90	8	1000	879.391
			F	4	2	90	8	1000	230.000
5111 20RI **0043**	Funcionamento das Instituições Federais de Educação Básica - No Estado do Rio Grande do Sul								**626.093**
	Estudante matriculado(unidade) 824		F	3	2	90	8	1000	626.093
5111 20RI **0052**	Funcionamento das Instituições Federais de Educação Básica - No Estado de Goiás								**735.933**
	Estudante matriculado(unidade) 780		F	3	2	90	8	1000	588.447
			F	4	2	90	8	1000	147.486
5111 **20RJ**	**Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica**	**12 368**							**222.651.010**
5111 20RJ **0001**	Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica - Nacional								**222.651.010**
	Projeto apoiado(unidade) 3668		F	3	2	90	8	1000	220.851.009
			F	3	6	90	8	1000	1.800.000
			F	4	2	90	8	1000	1
5111 **20RM**	**Exames e Avaliações da Educação Básica**	**12 368**							**874.116.319**
5111 20RM **0001**	Exames e Avaliações da Educação Básica - Nacional								**874.116.319**
	Pessoa avaliada(unidade) 5822001		F	3	2	30	8	1000	18.498.213
			F	3	2	80	8	1000	4.893.177
			F	3	2	90	8	1000	649.670.405
			F	3	2	90	8	1050	194.129.220
			F	3	2	91	8	1000	2.182.000
			F	4	2	30	8	1000	4.624.554
			F	4	2	90	8	1000	118.750
5111 **20RQ**	**Produção, Avaliação, Aquisição e Distribuição de Livros e Materiais Didáticos e Pedagógicos para Educação Básica**	**12 368**							**2.048.278.601**

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 20RQ **0001**	Produção, Avaliação, Aquisição e Distribuição de Livros e Materiais Didáticos e Pedagógicos para Educação Básica - Nacional								**2.048.278.601**
	Material distribuído(unidade) 110004526		F	3	2	90	8	1000	25.101.994
			F	3	2	90	8	1133	1.914.554.568
			F	3	2	90	8	1134	108.622.039
5111 **21CO**	**Funcionamento das Instituições Federais de Educação Especial**	**12 367**							**48.262.657**
5111 21CO **0033**	Funcionamento das Instituições Federais de Educação Especial - No Estado do Rio de Janeiro								**48.262.657**
	Estudante matriculado(unidade) 5872		F	3	2	90	8	1000	41.074.018
			F	3	2	90	8	1050	1.245.600
			F	3	2	91	8	1000	25.000
			F	3	6	90	8	1000	1.650.000
			F	3	6	99	8	1000	201.000
			F	4	2	90	8	1000	4.067.039
5111 **213M**	**Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão**	**12 368**							**230.943.446**
5111 213M **0001**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - Nacional								**229.893.446**
	Projeto apoiado(unidade) 15		F	3	2	90	8	1000	229.693.446
			F	3	6	90	8	1000	200.000
5111 213M **0016**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - No Estado do Amapá								**200.000**
	Projeto apoiado(unidade) 2		F	3	6	99	8	1000	200.000
5111 213M **0032**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - No Estado do Espírito Santo								**400.000**
	Projeto apoiado(unidade) 3		F	3	6	99	8	1000	400.000
5111 213M **0035**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - No Estado de São Paulo								**450.000**
	Projeto apoiado(unidade) 10		F	3	6	99	8	1000	450.000
5111 **214V**	**Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos**	**12 366**							**44.131.699**
5111 214V **0001**	Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos - Nacional								**44.131.699**
	Pessoa beneficiada(unidade) 221080		F	3	2	90	8	1000	44.131.699
5111 **4014**	**Censo Escolar da Educação Básica**	**12 368**							**11.685.743**
5111 4014 **0001**	Censo Escolar da Educação Básica - Nacional								**11.685.743**
	Censo realizado(unidade) 1		F	3	2	30	8	1000	3.988.895
			F	3	2	80	8	1000	580.000
			F	3	2	90	8	1000	4.754.166
			F	3	2	91	8	1000	10.000
			F	4	2	30	8	1000	2.352.682
5112	**Educação Profissional e Tecnológica que Transforma**								**3.902.940.725**
	Projeto								**1.001.753.561**
5112 **15R4**	**Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	**12 363**							**1.001.753.561**
5112 15R4 **0001**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Nacional								**853.124.900**
	Projeto apoiado(unidade) 434		F	4	2	90	8	1000	166.364.815
			F	4	3	90	8	1000	686.760.084
			F	4	6	99	8	1000	1
5112 15R4 **0031**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Minas Gerais								**20.300.000**
	Projeto apoiado(unidade) 12		F	3	6	90	8	1000	400.000
			F	3	6	99	8	1000	1.300.000
			F	3	7	90	8	1000	18.000.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	4	6	90	8	1000	600.000
5112 15R4 **0033**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio de Janeiro								**1.400.000**
	Projeto apoiado(unidade) 5		F	3	6	90	8	1000	400.000
			F	4	6	90	8	1000	1.000.000
5112 15R4 **0043**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio Grande do Sul								**26.136.286**
	Projeto apoiado(unidade) 100		F	4	7	90	8	1000	26.136.286
5112 15R4 **0052**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Goiás								**1.200.000**
	Projeto apoiado(unidade) 4		F	4	6	90	8	1000	1.200.000
5112 15R4 **7012**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Aquisição de Equipamentos - No Estado de Santa Catarina								**14.000.000**
	Projeto apoiado(unidade) 20		F	4	7	90	8	1000	14.000.000
5112 15R4 **7013**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Instituto Federal de Educação, Ciência e Tecnologia de Mato Grosso - IFMT - No Município de Cuiabá - MT								**85.592.375**
	Projeto apoiado(unidade) 1		F	4	7	90	8	1000	85.592.375
	Atividade								**2.901.187.164**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	**12 363**							**417.143.619**
5112 20RG **0001**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Nacional								**3.400.000**
	Projeto viabilizado(unidade) 4		F	3	6	99	8	1000	1.900.000
			F	4	6	99	8	1000	1.500.000
5112 20RG **0011**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Rondônia								**100.097.374**
	Projeto viabilizado(unidade) 2202		F	3	6	99	8	1000	200.000
			F	3	7	90	8	1000	48.446.187
			F	4	2	90	8	1000	500.000
			F	4	6	99	8	1000	1.000.000
			F	4	7	90	8	1000	49.951.187
5112 20RG **0012**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Acre								**28.639.787**
	Projeto viabilizado(unidade) 172		F	3	7	90	8	1000	3.000.000
			F	4	2	90	8	1000	8.139.787
			F	4	7	90	8	1000	17.500.000
5112 20RG **0013**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Amazonas								**2.390.108**
	Projeto viabilizado(unidade) 9		F	4	2	90	8	1000	1.390.108
			F	4	6	99	8	1000	1.000.000
5112 20RG **0014**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Roraima								**2.485.707**
	Projeto viabilizado(unidade) 2		F	4	2	90	8	1000	985.707
			F	4	6	99	8	1000	1.500.000
5112 20RG **0015**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Pará								**9.682.214**
	Projeto viabilizado(unidade) 30		F	3	7	90	8	1000	1.250.000
			F	4	2	90	8	1000	2.780.214
			F	4	7	90	8	1000	5.652.000
5112 20RG **0016**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Amapá								**50.000**

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Projeto viabilizado(unidade) 1		F	4	2	90	8	1000	50.000
5112 20RG **0017**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Tocantins								**471.296**
	Projeto viabilizado(unidade) 2		F	4	2	90	8	1000	300.000
			F	4	2	90	8	1051	71.295
			F	4	6	90	8	1000	100.001
5112 20RG **0021**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Maranhão								**16.833.065**
	Projeto viabilizado(unidade) 84		F	3	6	90	8	1000	250.000
			F	4	2	90	8	1000	600.000
			F	4	6	90	8	1000	2.525.000
			F	4	6	99	8	1000	500.000
			F	4	7	90	8	1000	12.958.065
5112 20RG **0022**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Piauí								**3.724.172**
	Projeto viabilizado(unidade) 3		F	4	2	90	8	1000	2.224.172
			F	4	6	90	8	1000	1.500.000
5112 20RG **0023**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Ceará								**5.530.322**
	Projeto viabilizado(unidade) 77		F	4	2	90	8	1000	600.000
			F	4	7	90	8	1000	4.930.322
5112 20RG **0024**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio Grande do Norte								**7.629.118**
	Projeto viabilizado(unidade) 24		F	4	2	90	8	1000	1.529.118
			F	4	6	90	8	1000	6.100.000
5112 20RG **0025**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado da Paraíba								**36.595.864**
	Projeto viabilizado(unidade) 124		F	4	2	90	8	1000	17.995.864
			F	4	7	90	8	1000	18.600.000
5112 20RG **0026**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Pernambuco								**7.575.000**
	Projeto viabilizado(unidade) 145		F	4	2	90	8	1000	20.000
			F	4	2	90	8	1051	1.055.000
			F	4	6	90	8	1000	5.900.000
			F	4	6	99	8	1000	600.000
5112 20RG **0027**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Alagoas								**28.077.413**
	Projeto viabilizado(unidade) 21		F	4	2	90	8	1000	21.112.087
			F	4	2	90	8	1050	250.000
			F	4	7	90	8	1000	6.715.326
5112 20RG **0028**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Sergipe								**310.000**
	Projeto viabilizado(unidade) 31		F	3	6	90	8	1000	100.000
			F	3	6	99	8	1000	200.000
			F	4	2	90	8	1000	10.000
5112 20RG **0029**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado da Bahia								**4.719.412**
	Projeto viabilizado(unidade) 20		F	4	2	90	8	1000	1.319.412
			F	4	2	90	8	1050	50.000
			F	4	6	90	8	1000	2.750.000
			F	4	6	99	8	1000	600.000
5112 20RG **0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Minas Gerais								**22.200.729**
	Projeto viabilizado(unidade) 41		F	3	2	90	8	1000	900.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	3	6	90	8	1000	400.000
			F	3	6	99	8	1000	2.880.000
			F	4	2	90	8	1000	7.425.197
			F	4	2	90	8	1050	1.325.532
			F	4	2	90	8	1051	255.000
			F	4	2	90	8	1081	445.000
			F	4	6	90	8	1000	5.900.000
			F	4	6	99	8	1000	2.670.000
5112 20RG **0032**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Espírito Santo								**43.550.000**
	Projeto viabilizado(unidade) 871		F	3	7	90	8	1000	18.600.000
			F	4	2	90	8	1000	100.000
			F	4	7	90	8	1000	24.850.000
5112 20RG **0033**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio de Janeiro								**8.188.364**
	Projeto viabilizado(unidade) 39		F	3	6	99	8	1000	950.000
			F	4	2	90	8	1000	5.665.944
			F	4	2	90	8	1051	21.120
			F	4	6	90	8	1000	951.300
			F	4	6	99	8	1000	600.000
5112 20RG **0035**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de São Paulo								**50.731.229**
	Projeto viabilizado(unidade) 29		F	3	6	90	8	1000	3.800.000
			F	3	6	99	8	1000	5.777.000
			F	4	2	90	8	1000	26.420.222
			F	4	2	90	8	1050	1.500.000
			F	4	6	90	8	1000	3.260.000
			F	4	6	99	8	1000	9.974.007
5112 20RG **0041**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Paraná								**6.400.000**
	Projeto viabilizado(unidade) 128		F	3	6	99	8	1000	1.000.000
			F	4	2	90	8	1000	200.000
			F	4	6	90	8	1000	2.850.000
			F	4	6	99	8	1000	2.350.000
5112 20RG **0042**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Santa Catarina								**2.300.000**
	Projeto viabilizado(unidade) 66		F	4	2	90	8	1000	1.200.000
			F	4	6	90	8	1000	1.100.000
5112 20RG **0043**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio Grande do Sul								**4.812.811**
	Projeto viabilizado(unidade) 54		F	3	6	90	8	1000	1.000.000
			F	4	2	90	8	1000	3.812.811
5112 20RG **0051**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Mato Grosso								**1.281.045**
	Projeto viabilizado(unidade) 9		F	4	2	90	8	1000	100.000
			F	4	2	90	8	1050	692.149
			F	4	2	90	8	1051	488.896
5112 20RG **0052**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Goiás								**2.535.707**
	Projeto viabilizado(unidade) 33		F	3	6	99	8	1000	800.000
			F	4	2	90	8	1000	1.085.707
			F	4	6	99	8	1000	650.000
5112 20RG **0053**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Distrito Federal								**400.000**

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Projeto viabilizado(unidade) 12		F	4	2	90	8	1000	100.000
			F	4	6	90	8	1000	300.000
5112 20RG **0054**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Mato Grosso do Sul								**5.650.875**
	Projeto viabilizado(unidade) 16		F	3	6	90	8	1000	600.000
			F	3	6	99	8	1000	1.000.000
			F	4	2	90	8	1000	3.850.875
			F	4	6	90	8	1000	200.000
5112 20RG **0195**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Eirunepé - AM								**500.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	500.000
5112 20RG **0214**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Maués - AM								**300.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	300.000
5112 20RG **1751**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Arapiraca - AL								**1.000.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	1.000.000
5112 20RG **2053**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Eunápolis - BA								**300.000**
	Projeto viabilizado(unidade) 40		F	4	6	99	8	1000	300.000
5112 20RG **2947**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Poços de Caldas - MG								**600.000**
	Projeto viabilizado(unidade) 2		F	3	6	90	8	1000	30.000
			F	4	6	90	8	1000	570.000
5112 20RG **3290**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Campos dos Goytacazes - RJ								**482.007**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	482.007
5112 20RG **3362**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Valença - RJ								**700.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	700.000
5112 20RG **7227**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus Cidade Tiradentes - No Estado de São Paulo								**500.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	500.000
5112 20RG **7232**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - IFMA de AÇAILÂNDIA - No Estado do Maranhão								**1.000.000**
	Projeto viabilizado(unidade) 1		F	4	6	99	8	1000	1.000.000
5112 20RG **7233**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - IFMA de TIMON - No Estado do Maranhão								**200.000**
	Projeto viabilizado(unidade) 1		F	4	6	99	8	1000	200.000
5112 20RG **7235**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus Guarujá - No Estado de São Paulo								**300.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	300.000
5112 20RG **7236**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campi da região Noroeste Fluminense - No Estado do Rio de Janeiro								**1.000.000**
	Projeto viabilizado(unidade) 4		F	4	6	90	8	1000	1.000.000
5112 20RG **7237**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campi da região Norte Fluminense - No Estado do Rio de Janeiro								**1.000.000**
	Projeto viabilizado(unidade) 5		F	4	6	90	8	1000	1.000.000
5112 20RG **7238**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Centro de Referência de Cordeiro - No Estado do Rio de Janeiro								**1.000.000**

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Projeto viabilizado(unidade) 1		F	3	6	90	8	1000	500.000
			F	4	6	90	8	1000	500.000
5112 20RG **7239**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus Pinheiral - No Estado do Rio de Janeiro								**1.000.000**
	Projeto viabilizado(unidade) 1		F	3	6	90	8	1000	200.000
			F	4	6	90	8	1000	800.000
5112 20RG **7240**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus Sorocaba - No Estado de São Paulo								**1.000.000**
	Projeto viabilizado(unidade) 1		F	4	6	90	8	1000	1.000.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	**12 363**							**2.170.553.302**
5112 20RL **0001**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Nacional								**3.600.000**
	Estudante matriculado(unidade) 132		F	3	6	90	8	1000	1.200.000
			F	3	6	99	8	1000	2.000.000
			F	4	6	99	8	1000	400.000
5112 20RL **0011**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Rondônia								**35.475.404**
	Estudante matriculado(unidade) 37779		F	3	2	90	8	1000	34.854.217
			F	3	2	90	8	1050	487.319
			F	3	2	91	8	1000	133.868
5112 20RL **0012**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Acre								**18.912.109**
	Estudante matriculado(unidade) 6814		F	3	2	90	8	1000	18.759.586
			F	3	2	90	8	1050	64.478
			F	3	2	91	8	1000	88.045
5112 20RL **0013**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Amazonas								**58.137.690**
	Estudante matriculado(unidade) 24063		F	3	2	90	8	1000	55.582.218
			F	3	2	90	8	1050	54.923
			F	3	2	91	8	1000	549
			F	4	6	90	8	1000	2.500.000
5112 20RL **0014**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Roraima								**17.791.495**
	Estudante matriculado(unidade) 7391		F	3	2	90	8	1000	17.005.025
			F	3	2	90	8	1050	36.470
			F	3	2	91	8	1000	50.000
			F	4	2	90	8	1000	700.000
5112 20RL **0015**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Pará								**66.918.724**
	Estudante matriculado(unidade) 20600		F	3	2	90	8	1000	64.919.579
			F	3	2	90	8	1050	1.041.145
			F	3	2	91	8	1000	100.000
			F	4	2	90	8	1000	358.000
			F	4	2	90	8	1050	500.000
5112 20RL **0016**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Amapá								**23.384.671**
	Estudante matriculado(unidade) 6439		F	3	2	90	8	1000	20.618.553
			F	3	2	90	8	1050	716.118
			F	3	6	90	8	1000	2.000.000
			F	4	2	90	8	1000	50.000
5112 20RL **0017**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Tocantins								**38.287.866**
	Estudante matriculado(unidade) 14001		F	3	2	90	8	1000	36.670.210
			F	3	2	90	8	1050	1.303.904
			F	3	2	91	8	1000	13.752
			F	3	6	99	8	1000	300.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0021**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Maranhão								**97.342.513**
	Estudante matriculado(unidade) 45210		F	3	2	90	8	1000	90.662.492
			F	3	2	90	8	1050	1.700.000
			F	3	2	91	8	1000	137.000
			F	4	2	90	8	1000	3.575.268
			F	4	2	90	8	1050	1.267.753
5112 20RL **0022**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Piauí								**73.996.059**
	Estudante matriculado(unidade) 24282		F	3	2	90	8	1000	71.941.944
			F	3	2	90	8	1050	240.176
			F	3	2	91	8	1000	10.535
			F	4	2	90	8	1000	1.103.404
			F	4	6	90	8	1000	700.000
5112 20RL **0023**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Ceará								**90.407.125**
	Estudante matriculado(unidade) 47664		F	3	2	90	8	1000	88.386.174
			F	3	2	90	8	1050	1.411.989
			F	3	2	91	8	1000	120.152
			F	4	2	90	8	1051	288.810
			F	4	6	90	8	1000	200.000
5112 20RL **0024**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio Grande do Norte								**76.033.607**
	Estudante matriculado(unidade) 45197		F	3	2	90	8	1000	72.408.725
			F	3	2	90	8	1050	1.000.000
			F	3	2	91	8	1000	115.201
			F	4	2	90	8	1000	1.853.476
			F	4	2	90	8	1050	356.205
			F	4	6	90	8	1000	300.000
5112 20RL **0025**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado da Paraíba								**70.708.036**
	Estudante matriculado(unidade) 35783		F	3	2	90	8	1000	67.227.690
			F	3	2	90	8	1050	269.693
			F	3	2	91	8	1000	2.696
			F	3	6	90	8	1000	1.000.000
			F	4	2	90	8	1000	2.207.957
5112 20RL **0026**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Pernambuco								**90.010.087**
	Estudante matriculado(unidade) 42007		F	3	2	90	8	1000	85.593.502
			F	3	2	90	8	1050	1.594.665
			F	3	2	91	8	1000	266.468
			F	3	2	91	8	1050	26.765
			F	3	6	90	8	1000	1.500.000
			F	4	2	90	8	1000	228.687
			F	4	6	90	8	1000	800.000
5112 20RL **0027**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Alagoas								**58.601.840**
	Estudante matriculado(unidade) 20738		F	3	2	90	8	1000	55.697.623
			F	3	2	90	8	1050	2.476.948
			F	3	2	91	8	1000	27.269
			F	4	6	90	8	1000	400.000
5112 20RL **0028**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Sergipe								**30.284.546**
	Estudante matriculado(unidade) 5500		F	3	2	90	8	1000	29.488.245
			F	3	2	90	8	1050	14.357
			F	3	2	91	8	1000	1.944
			F	4	2	90	8	1000	600.000
			F	4	2	90	8	1051	180.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0029**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado da Bahia								**121.200.947**
	Estudante matriculado(unidade) 51345		F	3	2	90	8	1000	117.737.909
			F	3	2	90	8	1050	1.681.795
			F	3	2	91	8	1000	126.243
			F	3	6	90	8	1000	200.000
			F	4	2	90	8	1000	1.055.000
			F	4	6	90	8	1000	400.000
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Minas Gerais								**269.852.463**
	Estudante matriculado(unidade) 691		F	3	2	50	8	1000	24.617
			F	3	2	90	8	1000	228.789.503
			F	3	2	90	8	1050	19.562.986
			F	3	2	90	8	1081	1.907.200
			F	3	2	91	8	1000	1.079.453
			F	3	2	91	8	1050	27.627
			F	3	6	90	8	1000	6.300.000
			F	3	6	99	8	1000	1.714.185
			F	4	2	90	8	1000	3.675.132
			F	4	2	90	8	1050	3.810.239
			F	4	2	90	8	1051	2.225.706
			F	4	6	99	8	1000	735.815
5112 20RL **0032**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Espírito Santo								**72.538.568**
	Estudante matriculado(unidade) 63000		F	3	2	90	8	1000	70.258.781
			F	3	2	90	8	1050	2.257.215
			F	3	2	91	8	1000	22.572
5112 20RL **0033**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio de Janeiro								**121.816.943**
	Estudante matriculado(unidade) 64246		F	3	2	90	8	1000	113.351.442
			F	3	2	90	8	1050	5.455.400
			F	3	2	91	8	1000	205.378
			F	3	2	91	8	1050	17.926
			F	3	6	90	8	1000	280.000
			F	4	2	90	8	1000	1.761.769
			F	4	2	90	8	1050	145.028
			F	4	6	90	8	1000	600.000
5112 20RL **0035**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de São Paulo								**114.907.536**
	Estudante matriculado(unidade) 75015		F	3	2	90	8	1000	104.950.381
			F	3	2	90	8	1050	1.823.916
			F	3	2	91	8	1000	33.239
			F	3	6	99	8	1000	6.900.000
			F	4	6	90	8	1000	1.000.000
			F	4	6	99	8	1000	200.000
5112 20RL **0041**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Paraná								**67.517.543**
	Estudante matriculado(unidade) 34749		F	3	2	90	8	1000	53.825.082
			F	3	2	90	8	1050	2.565.069
			F	3	2	90	8	1081	1.601.946
			F	3	2	91	8	1000	41.970
			F	3	6	90	8	1000	800.000
			F	3	6	99	8	1000	900.000
			F	4	2	90	8	1000	1.853.476
			F	4	2	90	8	1081	30.000
			F	4	6	90	8	1000	2.400.000
			F	4	6	99	8	1000	3.500.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0042**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Santa Catarina								**114.161.633**
	Estudante matriculado(unidade) 67700		F	3	2	90	8	1000	106.270.094
			F	3	2	90	8	1050	3.560.555
			F	3	2	91	8	1000	224.995
			F	4	2	90	8	1000	4.105.989
5112 20RL **0043**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio Grande do Sul								**163.711.316**
	Estudante matriculado(unidade) 65213		F	3	2	90	8	1000	147.410.490
			F	3	2	90	8	1050	5.273.729
			F	3	2	90	8	1081	1.125.000
			F	3	2	91	8	1000	388.101
			F	3	6	90	8	1000	3.850.000
			F	3	6	99	8	1000	900.000
			F	4	2	90	8	1000	2.057.732
			F	4	2	90	8	1050	2.306.264
			F	4	6	90	8	1000	400.000
5112 20RL **0051**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Mato Grosso								**65.505.611**
	Estudante matriculado(unidade) 20863		F	3	2	90	8	1000	60.586.851
			F	3	2	90	8	1050	2.969.850
			F	3	2	91	8	1000	303.960
			F	3	2	91	8	1050	40.000
			F	4	2	90	8	1000	1.353.039
			F	4	2	90	8	1050	143.807
			F	4	2	90	8	1051	108.104
5112 20RL **0052**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Goiás								**90.586.654**
	Estudante matriculado(unidade) 30531		F	3	2	90	8	1000	84.808.502
			F	3	2	90	8	1050	2.832.662
			F	3	2	91	8	1000	339.096
			F	3	2	91	8	1050	50.000
			F	3	6	90	8	1000	1.000.000
			F	3	6	99	8	1000	100.000
			F	4	2	90	8	1000	1.256.394
			F	4	2	90	8	1050	200.000
5112 20RL **0053**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Distrito Federal								**78.263.080**
	Estudante matriculado(unidade) 42831		F	3	2	90	8	1000	35.742.104
			F	3	2	90	8	1050	1.010.867
			F	3	2	91	8	1000	10.109
			F	3	7	90	8	1000	29.500.000
			F	4	7	90	8	1000	12.000.000
5112 20RL **0054**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Mato Grosso do Sul								**35.899.236**
	Estudante matriculado(unidade) 14021		F	3	2	90	8	1000	32.234.238
			F	3	2	90	8	1050	69.305
			F	3	2	91	8	1000	95.693
			F	3	6	90	8	1000	3.500.000
5112 20RL **1883**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Lagarto - SE								**400.000**
	Estudante matriculado(unidade) 600		F	4	6	90	8	1000	400.000
5112 20RL **2408**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Belo Horizonte - MG								**1.000.000**
	Estudante matriculado(unidade) 70		F	3	6	90	8	1000	1.000.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **2690**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Inconfidentes - MG								**500.000**
	Estudante matriculado(unidade) 30		F	3	6	90	8	1000	500.000
5112 20RL **3165**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Município de Uberaba - MG								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7021**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Tupã - No Município de Tupã - SP								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7066**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Mauá - No Município de Mauá - SP								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7067**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Birigui - No Município de Birigui - SP								**200.000**
	Estudante matriculado(unidade) 12		F	3	6	90	8	1000	200.000
5112 20RL **7068**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Ilha Solteira - No Município de Ilha Solteira - SP								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7069**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Sertãozinho - No Município de Sertãozinho - SP								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7070**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Ribeirão Preto - No Município de Ribeirão Preto - SP								**200.000**
	Estudante matriculado(unidade) 12		F	3	6	90	8	1000	200.000
5112 20RL **7071**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Rio Claro - No Município de Rio Claro - SP								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7072**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus de Matão - No Município de Matão - SP								**200.000**
	Estudante matriculado(unidade) 12		F	4	6	90	8	1000	200.000
5112 20RL **7073**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Campus Nova Friburgo - No Estado do Rio de Janeiro								**1.000.000**
	Estudante matriculado(unidade) 75		F	4	6	90	8	1000	1.000.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	**12 363**							**91.475.489**
5112 21B3 **0001**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - Nacional								**1.147.117**
	Projeto apoiado(unidade) 9		F	3	2	90	8	1000	817.117
			F	3	6	99	8	1000	330.000
5112 21B3 **0011**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Rondônia								**2.316.846**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	2.316.846
5112 21B3 **0012**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Acre								**1.112.087**
	Projeto apoiado(unidade) 235		F	3	2	90	8	1000	1.112.087
5112 21B3 **0014**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Roraima								**500.000**
	Projeto apoiado(unidade) 18		F	3	2	90	8	1000	500.000
5112 21B3 **0016**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Amapá								**450.000**
	Projeto apoiado(unidade) 30		F	3	2	90	8	1000	450.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 21B3 **0017**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Tocantins								**2.424.172**
	Projeto apoiado(unidade) 150		F	3	2	90	8	1000	2.224.172
			F	4	2	90	8	1000	200.000
5112 21B3 **0021**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Maranhão								**1.853.476**
	Projeto apoiado(unidade) 500		F	3	2	90	8	1000	1.853.476
5112 21B3 **0022**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Piauí								**150.000**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	150.000
5112 21B3 **0023**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Ceará								**3.243.584**
	Projeto apoiado(unidade) 14		F	3	2	90	8	1000	3.243.584
5112 21B3 **0024**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Rio Grande do Norte								**7.603.838**
	Projeto apoiado(unidade) 873		F	3	2	90	8	1000	2.177.835
			F	3	6	90	8	1000	5.426.003
5112 21B3 **0025**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado da Paraíba								**3.487.788**
	Projeto apoiado(unidade) 900		F	3	2	90	8	1000	3.367.276
			F	4	2	90	8	1000	120.512
5112 21B3 **0026**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Pernambuco								**1.668.129**
	Projeto apoiado(unidade) 40		F	3	2	90	8	1000	1.668.129
5112 21B3 **0029**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado da Bahia								**1.890.547**
	Projeto apoiado(unidade) 200		F	3	2	90	8	1000	1.890.547
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Minas Gerais								**34.596.665**
	Projeto apoiado(unidade) 1711		F	3	2	90	8	1000	29.202.355
			F	3	2	90	8	1050	2.845.176
			F	3	2	90	8	1081	992.800
			F	3	6	99	8	1000	725.000
			F	4	2	90	8	1000	556.334
			F	4	2	90	8	1050	150.000
			F	4	6	99	8	1000	125.000
5112 21B3 **0032**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Espírito Santo								**1.112.087**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	1.112.087
5112 21B3 **0033**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Rio de Janeiro								**5.806.869**
	Projeto apoiado(unidade) 646		F	3	2	90	8	1000	5.806.869
5112 21B3 **0035**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de São Paulo								**2.038.824**
	Projeto apoiado(unidade) 280		F	3	2	90	8	1000	2.038.824
5112 21B3 **0041**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Paraná								**2.060.803**
	Projeto apoiado(unidade) 275		F	3	2	90	8	1000	1.760.803
			F	4	2	90	8	1000	300.000
5112 21B3 **0042**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Santa Catarina								**3.284.869**
	Projeto apoiado(unidade) 336		F	3	2	90	8	1000	3.284.869

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 21B3 **0043**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado do Rio Grande do Sul								**7.716.764**
	Projeto apoiado(unidade) 1162		F	3	2	90	8	1000	7.079.727
			F	3	2	91	8	1000	5.000
			F	3	6	90	8	1000	400.000
			F	4	2	90	8	1000	232.037
5112 21B3 **0051**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Mato Grosso								**2.446.150**
	Projeto apoiado(unidade) 110		F	3	2	90	8	1000	1.946.150
			F	4	2	90	8	1000	500.000
5112 21B3 **0052**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Goiás								**1.458.611**
	Projeto apoiado(unidade) 2110		F	3	2	90	8	1000	1.456.055
			F	3	2	91	8	1000	2.556
5112 21B3 **0053**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Distrito Federal								**1.526.772**
	Projeto apoiado(unidade) 18		F	3	2	90	8	1000	1.526.772
5112 21B3 **0054**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - No Estado de Mato Grosso do Sul								**1.579.491**
	Projeto apoiado(unidade) 150		F	3	2	90	8	1000	1.579.491
5112 **21B4**	**Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica**	**12 363**							**120.289.460**
5112 21B4 **0001**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - Nacional								**118.989.460**
	Estudante matriculado(unidade) 56337		F	3	2	90	8	1000	118.589.460
			F	3	6	99	8	1000	400.000
5112 21B4 **0024**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - No Estado do Rio Grande do Norte								**200.000**
	Estudante matriculado(unidade) 12		F	3	6	90	8	1000	200.000
5112 21B4 **0042**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - No Estado de Santa Catarina								**800.000**
	Estudante matriculado(unidade) 1600		F	3	6	90	8	1000	800.000
5112 21B4 **7000**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - IERJ - No Estado do Rio de Janeiro								**300.000**
	Estudante matriculado(unidade) 12		F	3	6	90	8	1000	300.000
5112 **21B5**	**Avaliação da Educação Profissional e Tecnológica**	**12 363**							**7.250.535**
5112 21B5 **0001**	Avaliação da Educação Profissional e Tecnológica - Nacional								**7.250.535**
	Avaliação realizada(unidade) 1		F	3	2	90	8	1000	6.950.535
			F	3	2	91	8	1000	300.000
5112 **219U**	**Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	**12 363**							**94.474.759**
5112 219U **0001**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - Nacional								**38.534.759**
	Instituição apoiada(unidade) 44		F	3	2	90	8	1000	34.534.759
			F	4	2	90	8	1000	4.000.000
5112 219U **0029**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado da Bahia								**26.300.000**
	Instituição apoiada(unidade) 3		F	3	7	90	8	1000	26.300.000
5112 219U **0031**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de Minas Gerais								**4.050.000**
	Instituição apoiada(unidade) 51		F	3	6	90	8	1000	1.550.000
			F	4	6	90	8	1000	2.500.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 219U **0033**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio de Janeiro								**24.090.000**
	Instituição apoiada(unidade) 4		F	3	7	90	8	1000	15.067.500
			F	4	7	90	8	1000	9.022.500
5112 219U **0035**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado de São Paulo								**700.000**
	Instituição apoiada(unidade) 10		F	3	6	99	8	1000	400.000
			F	4	6	99	8	1000	300.000
5112 219U **0043**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - No Estado do Rio Grande do Sul								**800.000**
	Instituição apoiada(unidade) 3		F	4	6	90	8	1000	800.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**12.127.236.594**
	Projeto								**806.061.423**
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	**12 364**							**645.945.778**
5113 15R3 **0001**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - Nacional								**529.187.199**
	Projeto apoiado(unidade) 374		F	3	2	90	8	1000	19.166.667
			F	4	2	90	8	1000	35.933.333
			F	4	3	90	8	1000	473.787.198
			F	4	6	99	8	1000	300.001
5113 15R3 **0023**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Ceará								**7.205.000**
	Projeto apoiado(unidade) 1		F	3	7	90	8	1000	1.000.000
			F	4	7	90	8	1000	6.205.000
5113 15R3 **0025**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado da Paraíba								**32.527.090**
	Projeto apoiado(unidade) 28		F	4	2	90	8	1000	16.327.090
			F	4	2	90	8	1050	1.000.000
			F	4	7	90	8	1000	15.200.000
5113 15R3 **0026**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Pernambuco								**3.030.214**
	Projeto apoiado(unidade) 1		F	4	2	90	8	1000	2.780.214
			F	4	6	90	8	1000	250.000
5113 15R3 **0029**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado da Bahia								**200.000**
	Projeto apoiado(unidade) 1		F	4	6	90	8	1000	200.000
5113 15R3 **0031**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Minas Gerais								**23.815.000**
	Projeto apoiado(unidade) 11		F	3	7	90	8	1000	18.000.000
			F	4	2	90	8	1050	5.815.000
5113 15R3 **0033**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Rio de Janeiro								**200.000**
	Projeto apoiado(unidade) 1		F	3	6	99	8	1000	200.000
5113 15R3 **0035**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de São Paulo								**1.853.476**
	Projeto apoiado(unidade) 4		F	4	2	90	8	1000	1.853.476
5113 15R3 **0043**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Rio Grande do Sul								**4.817.677**
	Projeto apoiado(unidade) 5		F	3	6	90	8	1000	400.000
			F	4	2	90	8	1000	3.250.911
			F	4	2	90	8	1095	666.666
			F	4	6	90	8	1000	500.000
			F	4	6	99	8	1000	100

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 15R3 **0052**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Goiás								**1.000.100**
	Projeto apoiado(unidade) 6		F	4	6	90	8	1000	1.000.000
			F	4	6	99	8	1000	100
5113 15R3 **0054**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Mato Grosso do Sul								**500.000**
	Projeto apoiado(unidade) 10		F	4	6	90	8	1000	500.000
5113 15R3 **7006**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - Reforma e Requalificação do Teatro do Centro de Convenções da UFPE - No Município de Recife								**4.350.000**
	Projeto apoiado(unidade) 1		F	4	7	90	8	1000	4.350.000
5113 15R3 **7009**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - AQUISIÇÃO DE EQUIPAMENTOS - No Estado do Rio Grande do Norte								**14.260.022**
	Projeto apoiado(unidade) 2		F	4	7	90	8	1000	14.260.022
5113 15R3 **7010**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - UFMS - No Estado de Mato Grosso do Sul								**23.000.000**
	Projeto apoiado(unidade) 3		F	4	7	90	8	1000	23.000.000
5113 **15YS**	**Implantação do Alojamento do ITA**	**12 364**							**94.414**
5113 15YS **0035**	Implantação do Alojamento do ITA - No Estado de São Paulo								**94.414**
	Alojamento construído(% de execução) 1		F	4	2	90	8	1000	94.414
5113 **152X**	**Ampliação e Reestruturação de Instituições Militares de Ensino Superior**	**12 364**							**7.413.904**
5113 152X **0001**	Ampliação e Reestruturação de Instituições Militares de Ensino Superior - Nacional								**7.413.904**
	Instituição militar de ensino ampliada/modernizada(unidade) 1		F	4	2	90	8	1000	7.413.904
5113 **165V**	**Apoio a Implementação do ITA Ceará**	**12 364**							**71.328.441**
5113 165V **0023**	Apoio a Implementação do ITA Ceará - No Estado do Ceará								**71.328.441**
	Projeto apoiado(% de execução) 1		F	4	2	90	8	1000	71.328.441
5113 **169F**	**Desenvolvimento e Modernização dos Hospitais Universitários Federais**	**12 302**							**75.759.531**
5113 169F **0001**	Desenvolvimento e Modernização dos Hospitais Universitários Federais - Nacional								**75.759.531**
	Hospital apoiado(unidade) 11		S	4	2	90	8	1000	9.267.380
			S	4	3	90	8	1000	66.492.151
5113 **7XE1**	**Reconstrução e Modernização do Museu Nacional**	**12 364**							**5.519.355**
5113 7XE1 **0033**	Reconstrução e Modernização do Museu Nacional - No Estado do Rio de Janeiro								**5.519.355**
	Museu reconstruído e modernizado(% de execução física) 11		F	3	2	90	8	1000	200.000
			F	4	2	90	8	1000	300.000
			F	4	7	90	8	1000	5.019.355
	Operação Especial								**3.090.097.521**
5113 **00P1**	**Concessão de Bolsas de Residência em Saúde**	**12 364**							**240.454**
5113 00P1 **0033**	Concessão de Bolsas de Residência em Saúde - No Estado do Rio de Janeiro								**240.454**
	Bolsa concedida(unidade) 4		S	3	2	90	8	1000	197.093
			S	3	2	91	8	1000	43.361
5113 **00QC**	**Concessão de Bolsas para Supervisão do Programa Mais Médicos**	**12 364**							**13.625.769**
5113 00QC **0001**	Concessão de Bolsas para Supervisão do Programa Mais Médicos - Nacional								**9.267.380**
	Bolsa concedida(unidade) 55		S	3	2	90	8	1000	9.267.380
5113 00QC **0043**	Concessão de Bolsas para Supervisão do Programa Mais Médicos - No Estado do Rio Grande do Sul								**4.358.389**
	Bolsa concedida(unidade) 1476		S	3	2	90	8	1000	4.358.389
5113 **00QH**	**Concessão de Bolsas no Âmbito do Programa de Estímulo à Reestruturação e ao Fortalecimento das Instituições de Ensino Superior (Proies)**	**12 364**							**135.636.544**

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 00QH **0001**	Concessão de Bolsas no Âmbito do Programa de Estímulo à Reestruturação e ao Fortalecimento das Instituições de Ensino Superior (Proies) - Nacional								**135.636.544**
	Bolsa concedida(unidade) 3580		F	3	2	91	8	1444	135.636.544
5113 **0048**	**Apoio a Entidades de Ensino Superior Não Federais**	**12 364**							**25.006.503**
5113 0048 **0001**	Apoio a Entidades de Ensino Superior Não Federais - Nacional								**1.550.000**
	Entidade apoiada(unidade) 3		F	3	6	99	8	1000	250.000
			F	4	6	99	8	1000	1.300.000
5113 0048 **0013**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Amazonas								**400.000**
	Entidade apoiada(unidade) 10		F	4	6	99	8	1000	400.000
5113 0048 **0021**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Maranhão								**2.250.000**
	Entidade apoiada(unidade) 2		F	3	6	30	8	1000	250.000
			F	4	6	30	8	1000	2.000.000
5113 0048 **0022**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Piauí								**700.000**
	Entidade apoiada(unidade) 1		F	4	6	30	8	1000	700.000
5113 0048 **0023**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Ceará								**300.000**
	Entidade apoiada(unidade) 1		F	4	6	99	8	1000	300.000
5113 0048 **0024**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Rio Grande do Norte								**2.000.000**
	Entidade apoiada(unidade) 2		F	3	6	30	8	1000	500.000
			F	4	6	30	8	1000	1.500.000
5113 0048 **0029**	Apoio a Entidades de Ensino Superior Não Federais - No Estado da Bahia								**400.000**
	Entidade apoiada(unidade) 4		F	3	6	30	8	1000	200.000
			F	3	6	99	8	1000	200.000
5113 0048 **0031**	Apoio a Entidades de Ensino Superior Não Federais - No Estado de Minas Gerais								**2.700.000**
	Entidade apoiada(unidade) 13		F	3	6	99	8	1000	1.000.000
			F	4	6	99	8	1000	1.700.000
5113 0048 **0033**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Rio de Janeiro								**2.200.000**
	Entidade apoiada(unidade) 3		F	3	6	30	8	1000	150.000
			F	3	6	99	8	1000	850.000
			F	4	6	99	8	1000	1.200.000
5113 0048 **0035**	Apoio a Entidades de Ensino Superior Não Federais - No Estado de São Paulo								**2.906.003**
	Entidade apoiada(unidade) 400016		F	3	6	99	8	1000	2.406.003
			F	4	6	99	8	1000	500.000
5113 0048 **0041**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Paraná								**3.050.500**
	Entidade apoiada(unidade) 21		F	3	6	30	8	1000	400.000
			F	3	6	99	8	1000	600.000
			F	4	6	30	8	1000	700.000
			F	4	6	99	8	1000	1.350.500
5113 0048 **0043**	Apoio a Entidades de Ensino Superior Não Federais - No Estado do Rio Grande do Sul								**300.000**
	Entidade apoiada(unidade) 1		F	4	6	30	8	1000	300.000
5113 0048 **0052**	Apoio a Entidades de Ensino Superior Não Federais - No Estado de Goiás								**600.000**
	Entidade apoiada(unidade) 20		F	4	6	99	8	1000	600.000
5113 0048 **7001**	Apoio a Entidades de Ensino Superior Não Federais - Universidade do Estado do Rio de Janeiro (UERJ) - No Estado do Rio de Janeiro								**200.000**
	Entidade apoiada(unidade) 1		F	3	6	30	8	1000	200.000
5113 0048 **7009**	Apoio a Entidades de Ensino Superior Não Federais - Universidade do Estado do Rio Grande do Norte (UERN) - No Estado do Rio Grande do Norte								**450.000**
	Entidade apoiada(unidade) 1		F	4	6	30	8	1000	450.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 0048 **7499**	Apoio a Entidades de Ensino Superior Não Federais - Construção do Laboratório de Simulação e Usabilidade - SMLAB vinculado ao Núcleo de Tecnologias Estratégicas da Saúde - NUTES da Universidade Estadual da Paraíba (UEPB) - No Estado da Paraíba								**3.500.000**
	Entidade apoiada(unidade) 1		F	4	7	30	8	1000	3.500.000
5113 0048 **7500**	Apoio a Entidades de Ensino Superior Não Federais - Construção do Campus Universitário no Município de Colinas-TO - No Estado do Tocantins								**500.000**
	Entidade apoiada(unidade) 1		F	4	6	30	8	1000	500.000
5113 0048 **7501**	Apoio a Entidades de Ensino Superior Não Federais - Fundação Universidade do Estado de Mato Grosso - UNEMAT - No Município de Barra do Bugres - MT								**1.000.000**
	Entidade apoiada(unidade) 1		F	3	6	30	8	1000	1.000.000
5113 **0487**	**Concessão de Bolsas de Estudo no Ensino Superior**	**12 364**							**2.915.588.251**
5113 0487 **0001**	Concessão de Bolsas de Estudo no Ensino Superior - Nacional								**2.915.588.251**
	Bolsa concedida(unidade) 102390		F	3	2	90	8	1000	2.915.588.251
	Atividade								**8.231.077.650**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	**12 364**							**833.028.173**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - Nacional								**132.954.228**
	Projeto apoiado(unidade) 2286		F	3	2	90	8	1000	125.994.839
			F	3	6	90	8	1000	2.300.000
			F	3	6	99	8	1000	3.300.000
			F	4	2	90	8	1000	1.259.389
			S	3	2	90	8	1000	50.000
			S	4	2	90	8	1000	50.000
5113 20GK **0011**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Rondônia								**2.826.552**
	Projeto apoiado(unidade) 5		F	3	2	90	8	1000	2.826.552
5113 20GK **0012**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Acre								**3.243.584**
	Projeto apoiado(unidade) 275		F	3	2	90	8	1000	3.243.584
5113 20GK **0013**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Amazonas								**8.342.496**
	Projeto apoiado(unidade) 7		F	3	2	90	8	1000	8.342.496
5113 20GK **0014**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Roraima								**2.700.613**
	Projeto apoiado(unidade) 31		F	3	2	90	8	1000	2.315.553
			F	4	2	90	8	1000	385.060
5113 20GK **0015**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Pará								**12.080.012**
	Projeto apoiado(unidade) 37		F	3	2	90	8	1000	12.080.012
5113 20GK **0016**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Amapá								**35.425.960**
	Projeto apoiado(unidade) 1100		F	3	2	90	8	1000	7.363.031
			F	3	6	90	8	1000	300.533
			F	3	7	90	8	1000	27.762.396
5113 20GK **0017**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Tocantins								**3.106.150**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	2.006.150
			F	3	6	90	8	1000	900.000
			F	3	6	99	8	1000	200.000
5113 20GK **0020**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - Na Região Nordeste								**6.375.554**
	Projeto apoiado(unidade) 16		F	3	2	90	8	1000	6.225.554
			F	4	2	90	8	1000	150.000
5113 20GK **0021**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Maranhão								**9.094.549**
	Projeto apoiado(unidade) 104		F	3	2	90	8	1000	5.005.312
			F	3	2	90	8	1050	2.803.530
			F	4	2	90	8	1000	985.707
			F	4	2	90	8	1050	300.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0022**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Piauí								**5.745.776**
	Projeto apoiado(unidade) 31		F	3	2	90	8	1000	5.745.776
5113 20GK **0023**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Ceará								**18.363.545**
	Projeto apoiado(unidade) 710		F	3	2	90	8	1000	14.814.509
			F	3	2	90	8	1050	1.929.036
			F	4	2	90	8	1000	20.000
			F	4	2	90	8	1050	1.600.000
5113 20GK **0024**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Rio Grande do Norte								**21.377.461**
	Projeto apoiado(unidade) 12		F	3	2	50	8	1000	849.620
			F	3	2	90	8	1000	13.046.241
			F	3	2	90	8	1050	4.961.000
			F	3	2	91	8	1050	39.000
			F	3	6	90	8	1000	1.681.600
			F	3	6	99	8	1000	800.000
5113 20GK **0025**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado da Paraíba								**19.101.461**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	18.601.461
			F	4	2	90	8	1000	500.000
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Pernambuco								**11.260.106**
	Projeto apoiado(unidade) 381		F	3	2	90	8	1000	8.203.106
			F	3	2	91	8	1000	57.000
			F	3	6	90	8	1000	2.602.500
			F	3	6	99	8	1000	200.000
			F	4	2	90	8	1000	100.000
			F	4	6	90	8	1000	97.500
5113 20GK **0027**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Alagoas								**10.340.642**
	Projeto apoiado(unidade) 33		F	3	2	90	8	1000	8.340.642
			F	3	6	90	8	1000	2.000.000
5113 20GK **0028**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Sergipe								**1.633.283**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	1.633.283
5113 20GK **0029**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado da Bahia								**27.056.028**
	Projeto apoiado(unidade) 3982		F	3	2	90	8	1000	17.170.314
			F	3	2	90	8	1050	2.200.000
			F	3	2	91	8	1000	51.832
			F	3	6	90	8	1000	4.325.000
			F	4	2	90	8	1000	2.583.882
			F	4	6	90	8	1000	725.000
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Minas Gerais								**190.190.740**
	Projeto apoiado(unidade) 2		F	3	2	50	8	1000	1.853.476
			F	3	2	50	8	1050	97.475.285
			F	3	2	90	8	1000	44.102.297
			F	3	2	90	8	1050	39.029.682
			F	3	2	91	8	1000	15.000
			F	3	6	90	8	1000	3.500.000
			F	3	6	99	8	1000	3.650.000
			F	4	2	90	8	1000	365.000
			F	4	6	90	8	1000	200.000
5113 20GK **0032**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Espírito Santo								**17.766.001**
	Projeto apoiado(unidade) 86		F	3	2	90	8	1000	8.665.001
			F	3	2	90	8	1050	7.200.000
			F	4	2	90	8	1000	1.000
			F	4	2	90	8	1050	1.900.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização		Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0033**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Rio de Janeiro									**131.318.575**
	Projeto apoiado(unidade)	4589		F	3	2	90	8	1000	41.571.683
				F	3	6	90	8	1000	49.488.567
				F	3	6	99	8	1000	40.243.325
				F	4	6	90	8	1000	15.000
5113 20GK **0035**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de São Paulo									**38.573.854**
	Projeto apoiado(unidade)	6286		F	3	2	90	8	1000	8.453.632
				F	3	6	90	8	1000	2.150.000
				F	3	6	99	8	1000	1.450.000
				F	4	2	90	8	1000	26.420.222
				F	4	6	99	8	1000	100.000
5113 20GK **0040**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - Na Região Sul									**2.772.669**
	Projeto apoiado(unidade)	251		F	3	2	90	8	1000	2.622.669
				F	3	6	90	8	1000	150.000
5113 20GK **0041**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Paraná									**13.630.439**
	Projeto apoiado(unidade)	348		F	3	2	90	8	1000	6.123.797
				F	3	2	90	8	1081	2.015.642
				F	3	6	90	8	1000	2.851.000
				F	3	6	99	8	1000	2.390.000
				F	4	2	90	8	1081	250.000
5113 20GK **0042**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Santa Catarina									**37.266.473**
	Projeto apoiado(unidade)	13433		F	3	2	90	8	1000	7.029.704
				F	3	2	90	8	1050	26.499.016
				F	3	2	91	8	1050	87.750
				F	3	6	90	8	1000	1.850.003
				F	3	6	99	8	1000	1.800.000
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado do Rio Grande do Sul									**28.126.609**
	Projeto apoiado(unidade)	1782		F	3	2	90	8	1000	20.695.609
				F	3	2	90	8	1050	2.400.000
				F	3	2	91	8	1000	91.000
				F	3	2	91	8	1050	20.000
				F	3	6	90	8	1000	4.890.000
				F	4	6	90	8	1000	30.000
5113 20GK **0051**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Mato Grosso									**3.726.912**
	Projeto apoiado(unidade)	12		F	3	2	90	8	1000	3.726.912
5113 20GK **0052**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Goiás									**19.392.049**
	Projeto apoiado(unidade)	70		F	3	2	90	8	1000	13.484.038
				F	3	2	90	8	1050	5.000.000
				F	3	6	99	8	1000	908.011
5113 20GK **0053**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Distrito Federal									**3.899.549**
	Projeto apoiado(unidade)	400		F	3	2	90	8	1000	2.199.549
				F	3	6	99	8	1000	1.390.000
				F	4	6	99	8	1000	310.000
5113 20GK **0054**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Estado de Mato Grosso do Sul									**11.986.303**
	Projeto apoiado(unidade)	586		F	3	2	90	8	1000	3.167.451
				F	3	2	90	8	1050	818.852
				F	3	6	90	8	1000	5.500.000
				F	3	6	99	8	1000	1.000.000
				F	4	6	90	8	1000	500.000
				F	4	6	99	8	1000	1.000.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **2408**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de Belo Horizonte - MG								**700.000**
	Projeto apoiado(unidade) 10		F	3	6	90	8	1000	700.000
5113 20GK **2582**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de Diamantina - MG								**1.000.000**
	Projeto apoiado(unidade) 10		F	3	6	90	8	1000	1.000.000
5113 20GK **3166**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de Uberlândia - MG								**200.000**
	Projeto apoiado(unidade) 2		F	3	6	90	8	1000	200.000
5113 20GK **3365**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de Volta Redonda - RJ								**500.000**
	Projeto apoiado(unidade) 1		F	3	6	90	8	1000	500.000
5113 20GK **5013**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de Pelotas - RS								**200.000**
	Projeto apoiado(unidade) 1		F	4	6	90	8	1000	200.000
5113 20GK **5083**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de São Borja - RS								**300.000**
	Projeto apoiado(unidade) 1		F	4	6	90	8	1000	300.000
5113 20GK **5154**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - No Município de Tramandaí - RS								**200.000**
	Projeto apoiado(unidade) 1		F	4	6	90	8	1000	200.000
5113 20GK **7106**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - FRIPERJ - No Estado do Rio de Janeiro								**250.000**
	Projeto apoiado(unidade) 1		F	3	6	90	8	1000	250.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	**12 364**							**5.362.608.232**
5113 20RK **0001**	Funcionamento de Instituições Federais de Ensino Superior - Nacional								**3.100.000**
	Estudante matriculado(unidade) 85		F	3	6	90	8	1000	1.300.000
			F	3	6	99	8	1000	1.100.000
			F	4	6	99	8	1000	700.000
5113 20RK **0011**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Rondônia								**33.136.449**
	Estudante matriculado(unidade) 10000		F	3	2	90	8	1000	30.046.890
			F	3	2	90	8	1050	389.559
			F	3	2	91	8	1000	2.700.000
5113 20RK **0012**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Acre								**84.264.915**
	Estudante matriculado(unidade) 20405		F	3	2	90	8	1000	42.397.918
			F	3	2	90	8	1050	349.864
			F	3	2	91	8	1000	2.849.622
			F	3	7	90	8	1000	18.103.195
			F	4	2	90	8	1000	6.718.129
			F	4	2	90	8	1050	300.000
			F	4	7	90	8	1000	13.546.187
5113 20RK **0013**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Amazonas								**95.883.634**
	Estudante matriculado(unidade) 46304		F	3	2	90	8	1000	80.255.271
			F	3	2	90	8	1050	7.675.487
			F	3	2	90	8	1081	184.032
			F	3	2	91	8	1000	6.518.844
			F	3	6	90	8	1000	250.000
			F	4	2	90	8	1050	1.000.000
5113 20RK **0014**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Roraima								**23.493.962**
	Estudante matriculado(unidade) 8727		F	3	2	90	8	1000	20.450.141
			F	3	2	90	8	1050	2.158.126
			F	4	2	90	8	1000	885.695
5113 20RK **0015**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Pará								**252.116.265**
	Estudante matriculado(unidade) 84759		F	3	2	90	8	1000	232.359.025
			F	3	2	90	8	1050	13.840.160
			F	3	2	90	8	1081	1.012.610
			F	3	2	91	8	1000	224.834

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	4	2	90	8	1000	185.000
			F	4	2	90	8	1050	3.000.000
			F	4	2	90	8	1051	592.838
			F	4	2	90	8	1081	901.798
5113 20RK **0016**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Amapá								**27.024.812**
	Estudante matriculado(unidade) 15653		F	3	2	90	8	1000	21.080.583
			F	3	2	90	8	1050	1.703.082
			F	3	2	91	8	1000	2.076.605
			F	4	2	90	8	1000	884.542
			F	4	2	90	8	1050	1.280.000
5113 20RK **0017**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Tocantins								**65.872.961**
	Estudante matriculado(unidade) 21457		F	3	2	90	8	1000	54.717.515
			F	3	2	90	8	1050	5.556.442
			F	3	2	91	8	1000	3.202.883
			F	4	2	90	8	1000	627.090
			F	4	2	90	8	1050	552.674
			F	4	2	90	8	1051	62.357
			F	4	6	90	8	1000	1.154.000
5113 20RK **0020**	Funcionamento de Instituições Federais de Ensino Superior - Na Região Nordeste								**72.563.004**
	Estudante matriculado(unidade) 21302		F	3	2	90	8	1000	66.830.202
			F	3	2	90	8	1050	1.377.098
			F	3	2	91	8	1000	2.155.969
			F	4	2	90	8	1000	2.199.735
5113 20RK **0021**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Maranhão								**105.652.360**
	Estudante matriculado(unidade) 37022		F	3	2	90	8	1000	91.208.352
			F	3	2	90	8	1050	5.366.845
			F	3	2	91	8	1000	7.073.687
			F	3	2	91	8	1050	50.000
			F	4	2	90	8	1000	1.853.476
			F	4	2	90	8	1050	100.000
5113 20RK **0022**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Piauí								**84.697.000**
	Estudante matriculado(unidade) 18000		F	3	2	90	8	1000	72.518.783
			F	3	2	90	8	1050	6.507.799
			F	3	2	91	8	1000	5.670.418
5113 20RK **0023**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Ceará								**132.395.578**
	Estudante matriculado(unidade) 38192		F	3	2	90	8	1000	121.759.761
			F	3	2	90	8	1050	6.878.079
			F	3	2	91	8	1000	359.125
			F	3	6	90	8	1000	2.000.000
			F	4	2	90	8	1000	300.000
			F	4	2	90	8	1050	300.000
			F	4	2	90	8	1051	798.613
5113 20RK **0024**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Rio Grande do Norte								**209.172.038**
	Estudante matriculado(unidade) 12414		F	3	2	50	8	1000	150.000
			F	3	2	90	8	1000	178.257.689
			F	3	2	90	8	1050	21.865.047
			F	3	2	91	8	1000	1.731.905
			F	3	2	91	8	1050	250.000
			F	4	2	90	8	1000	2.073.289
			F	4	2	90	8	1050	3.750.000
			F	4	2	90	8	1051	235.708
			F	4	2	91	8	1000	40.000
			F	4	6	90	8	1000	818.400

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0025**	Funcionamento de Instituições Federais de Ensino Superior - No Estado da Paraíba								**159.416.347**
	Estudante matriculado(unidade) 49884		F	3	2	90	8	1000	148.937.860
			F	3	2	90	8	1050	5.456.040
			F	3	2	91	8	1000	168.576
			F	3	6	90	8	1000	2.026.000
			F	3	6	99	8	1000	500.000
			F	4	2	90	8	1000	1.326.276
			F	4	2	90	8	1050	801.595
			F	4	6	90	8	1000	200.000
5113 20RK **0026**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Pernambuco								**203.551.951**
	Estudante matriculado(unidade) 56212		F	3	2	90	8	1000	169.649.982
			F	3	2	90	8	1050	19.673.268
			F	3	2	90	8	1081	3.714.130
			F	3	2	91	8	1000	430.623
			F	3	2	91	8	1050	69.729
			F	3	6	90	8	1000	1.500.000
			F	4	2	90	8	1000	5.379.833
			F	4	2	90	8	1050	2.080.997
			F	4	2	90	8	1081	53.389
			F	4	6	90	8	1000	1.000.000
5113 20RK **0027**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Alagoas								**72.611.512**
	Estudante matriculado(unidade) 23633		F	3	2	90	8	1000	62.455.387
			F	3	2	90	8	1050	6.342.355
			F	3	2	91	8	1000	3.645
			F	3	2	91	8	1050	90.125
			F	3	6	90	8	1000	1.000.000
			F	4	2	90	8	1000	140.000
			F	4	2	90	8	1050	2.500.000
			F	4	2	90	8	1051	80.000
5113 20RK **0028**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Sergipe								**83.031.779**
	Estudante matriculado(unidade) 29100		F	3	2	90	8	1000	72.680.614
			F	3	2	90	8	1050	3.447.919
			F	3	2	91	8	1000	6.703.246
			F	3	6	99	8	1000	150.000
			F	4	2	90	8	1000	50.000
5113 20RK **0029**	Funcionamento de Instituições Federais de Ensino Superior - No Estado da Bahia								**199.000.655**
	Estudante matriculado(unidade) 68847		F	3	2	90	8	1000	167.591.974
			F	3	2	90	8	1050	21.687.588
			F	3	2	91	8	1000	736.326
			F	3	2	91	8	1050	446.548
			F	3	6	90	8	1000	400.000
			F	4	2	90	8	1000	4.388.395
			F	4	2	90	8	1050	2.549.824
			F	4	6	90	8	1000	1.200.000
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Minas Gerais								**930.249.462**
	Estudante matriculado(unidade) 48161		F	3	2	50	8	1000	7.212.806
			F	3	2	50	8	1050	1.245.447
			F	3	2	90	8	1000	681.016.493
			F	3	2	90	8	1050	192.574.337
			F	3	2	90	8	1081	7.700.000
			F	3	2	91	8	1000	23.754.125
			F	3	2	91	8	1050	1.582.123
			F	3	6	90	8	1000	900.000
			F	3	6	99	8	1000	1.100.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	4	2	90	8	1000	8.774.263
			F	4	2	90	8	1050	3.739.868
			F	4	2	90	8	1051	250.000
			F	4	6	99	8	1000	400.000
5113 20RK **0032**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Espírito Santo								**88.359.557**
	Estudante matriculado(unidade) 22000		F	3	2	90	8	1000	74.867.336
			F	3	2	90	8	1050	8.692.221
			F	4	2	90	8	1000	800.000
			F	4	2	90	8	1050	4.000.000
5113 20RK **0033**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Rio de Janeiro								**549.528.460**
	Estudante matriculado(unidade) 186996		F	3	2	90	8	1000	429.022.685
			F	3	2	90	8	1050	94.612.102
			F	3	2	91	8	1000	5.256.962
			F	3	6	90	8	1000	2.300.000
			F	4	2	90	8	1000	8.583.107
			F	4	2	90	8	1050	4.095.604
			F	4	6	90	8	1000	5.158.000
			F	4	6	99	8	1000	500.000
5113 20RK **0035**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de São Paulo								**205.304.635**
	Estudante matriculado(unidade) 64582		F	3	2	90	8	1000	159.142.715
			F	3	2	90	8	1050	27.405.241
			F	3	2	91	8	1000	8.949.426
			F	3	2	91	8	1050	96.385
			F	3	6	90	8	1000	868.000
			F	3	6	99	8	1000	4.550.000
			F	4	2	90	8	1000	1.807.140
			F	4	2	90	8	1050	1.505.728
			F	4	6	90	8	1000	450.000
			F	4	6	99	8	1000	530.000
5113 20RK **0040**	Funcionamento de Instituições Federais de Ensino Superior - Na Região Sul								**43.661.918**
	Estudante matriculado(unidade) 9100		F	3	2	90	8	1000	39.069.929
			F	3	2	90	8	1050	884.007
			F	3	2	90	8	1081	2.113.700
			F	3	2	91	8	1000	111.500
			F	4	2	90	8	1000	1.482.782
5113 20RK **0041**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Paraná								**357.011.677**
	Estudante matriculado(unidade) 36581		F	3	2	50	8	1000	4.633.690
			F	3	2	50	8	1050	12.000.000
			F	3	2	50	8	1081	1.000.000
			F	3	2	90	8	1000	297.036.247
			F	3	2	90	8	1050	14.663.274
			F	3	2	90	8	1081	4.556.196
			F	3	2	91	8	1000	1.097.451
			F	3	2	91	8	1050	100.000
			F	3	6	90	8	1000	1.000.000
			F	4	2	90	8	1000	6.023.797
			F	4	2	90	8	1050	4.389.011
			F	4	2	90	8	1051	212.011
			F	4	2	90	8	1081	6.300.000
			F	4	6	90	8	1000	4.000.000
5113 20RK **0042**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Santa Catarina								**146.535.540**
	Estudante matriculado(unidade) 36684		F	3	2	90	8	1000	121.371.302
			F	3	2	90	8	1050	17.656.060
			F	3	2	91	8	1000	47.290

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	3	2	91	8	1050	588.000
			F	4	2	90	8	1000	2.872.888
			F	4	2	90	8	1050	4.000.000
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - No Estado do Rio Grande do Sul								**480.102.082**
	Estudante matriculado(unidade) 28589		F	3	2	50	8	1050	1.500.000
			F	3	2	90	8	1000	403.953.742
			F	3	2	90	8	1050	28.501.079
			F	3	2	90	8	1081	134.319
			F	3	2	91	8	1000	17.101.029
			F	3	2	91	8	1050	433.011
			F	3	6	90	8	1000	2.496.000
			F	3	6	99	8	1000	2.297.000
			F	4	2	90	8	1000	13.057.302
			F	4	2	90	8	1050	6.400.000
			F	4	2	90	8	1051	377.600
			F	4	6	90	8	1000	3.048.000
			F	4	6	99	8	1000	803.000
5113 20RK **0051**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Mato Grosso								**101.147.520**
	Estudante matriculado(unidade) 26194		F	3	2	90	8	1000	85.770.270
			F	3	2	90	8	1050	6.374.441
			F	3	2	91	8	1000	5.991.594
			F	3	6	90	8	1000	650.000
			F	4	2	90	8	1000	1.576.312
			F	4	2	90	8	1051	784.903
5113 20RK **0052**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Goiás								**123.704.074**
	Estudante matriculado(unidade) 29983		F	3	2	90	8	1000	99.581.728
			F	3	2	90	8	1050	13.570.429
			F	3	2	91	8	1000	241.073
			F	3	2	91	8	1050	800.844
			F	3	6	99	8	1000	2.200.000
			F	4	2	90	8	1000	700.000
			F	4	2	90	8	1050	5.010.000
			F	4	6	90	8	1000	1.000.000
			F	4	6	99	8	1000	600.000
5113 20RK **0053**	Funcionamento de Instituições Federais de Ensino Superior - No Distrito Federal								**295.125.066**
	Estudante matriculado(unidade) 68918		F	3	2	90	8	1000	125.691.002
			F	3	2	90	8	1050	70.654.845
			F	3	2	91	8	1000	13.266.086
			F	3	2	91	8	1050	1.552.457
			F	3	6	90	8	1000	600.000
			F	3	7	90	8	1000	56.853.690
			F	4	2	90	8	1000	4.405.102
			F	4	2	90	8	1050	7.459.190
			F	4	2	90	8	1051	1.107.823
			F	4	7	90	8	1000	13.534.871
5113 20RK **0054**	Funcionamento de Instituições Federais de Ensino Superior - No Estado de Mato Grosso do Sul								**131.793.019**
	Estudante matriculado(unidade) 54353		F	3	2	90	8	1000	111.379.813
			F	3	2	90	8	1050	3.026.698
			F	3	2	91	8	1000	9.743.810
			F	3	6	90	8	1000	2.200.000
			F	4	2	90	8	1000	1.809.813
			F	4	2	90	8	1050	2.134.575
			F	4	2	90	8	1051	498.310
			F	4	6	90	8	1000	1.000.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **3343**	Funcionamento de Instituições Federais de Ensino Superior - No Município de Santo Antônio de Pádua - RJ								**500.000**
	Estudante matriculado(unidade) 35		F	3	6	90	8	1000	150.000
			F	4	6	90	8	1000	350.000
5113 20RK **3578**	Funcionamento de Instituições Federais de Ensino Superior - No Município de Guarulhos - SP								**600.000**
	Estudante matriculado(unidade) 42		F	3	6	90	8	1000	200.000
			F	4	6	90	8	1000	400.000
5113 20RK **7337**	Funcionamento de Instituições Federais de Ensino Superior - Campus Xerém - No Município de Duque de Caxias - RJ								**1.000.000**
	Estudante matriculado(unidade) 70		F	4	6	90	8	1000	1.000.000
5113 20RK **7338**	Funcionamento de Instituições Federais de Ensino Superior - Campus Petrópolis - No Estado do Rio de Janeiro								**1.000.000**
	Estudante matriculado(unidade) 70		F	4	6	90	8	1000	1.000.000
5113 **20RN**	**Avaliação da Educação Superior e da Pós-Graduação**	**12 364**							**392.192.273**
5113 20RN **0001**	Avaliação da Educação Superior e da Pós-Graduação - Nacional								**392.192.273**
	Avaliação realizada(unidade) 16746		F	3	2	30	8	1000	3.706.952
			F	3	2	90	8	1000	330.846.487
			F	3	2	90	8	1050	23.845.275
			F	3	2	90	8	1128	22.717.187
			F	3	2	91	8	1000	10.000.000
			F	4	2	30	8	1000	985.707
			F	4	2	90	8	1000	90.665
5113 **21D7**	**Apoio à Educação a Distância**	**12 364**							**10.850.318**
5113 21D7 **0001**	Apoio à Educação a Distância - Nacional								**1.000.000**
	Projeto apoiado(unidade) 4		F	3	2	90	8	1000	360.000
			F	4	2	90	8	1000	640.000
5113 21D7 **0011**	Apoio à Educação a Distância - No Estado de Rondônia								**15.000**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	15.000
5113 21D7 **0012**	Apoio à Educação a Distância - No Estado do Acre								**51.126**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	51.126
5113 21D7 **0013**	Apoio à Educação a Distância - No Estado do Amazonas								**93.553**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	93.553
5113 21D7 **0014**	Apoio à Educação a Distância - No Estado de Roraima								**61.704**
	Projeto apoiado(unidade) 3		F	3	2	90	8	1000	61.704
5113 21D7 **0015**	Apoio à Educação a Distância - No Estado do Pará								**260.174**
	Projeto apoiado(unidade) 3		F	3	2	90	8	1000	260.174
5113 21D7 **0016**	Apoio à Educação a Distância - No Estado do Amapá								**292.302**
	Projeto apoiado(unidade) 16		F	3	2	90	8	1000	292.302
5113 21D7 **0017**	Apoio à Educação a Distância - No Estado do Tocantins								**217.489**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	217.489
5113 21D7 **0020**	Apoio à Educação a Distância - Na Região Nordeste								**169.959**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	84.221
			F	4	2	90	8	1000	85.738
5113 21D7 **0021**	Apoio à Educação a Distância - No Estado do Maranhão								**797.923**
	Projeto apoiado(unidade) 38		F	3	2	90	8	1000	597.923
			F	4	2	90	8	1000	200.000
5113 21D7 **0022**	Apoio à Educação a Distância - No Estado do Piauí								**200.000**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	200.000
5113 21D7 **0023**	Apoio à Educação a Distância - No Estado do Ceará								**166.306**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	166.306
5113 21D7 **0024**	Apoio à Educação a Distância - No Estado do Rio Grande do Norte								**246.464**
	Projeto apoiado(unidade) 1		F	3	2	50	8	1000	89.383
			F	3	2	90	8	1000	157.081
5113 21D7 **0025**	Apoio à Educação a Distância - No Estado da Paraíba								**210.733**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	172.015
			F	4	2	90	8	1000	38.718

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 21D7 **0026**	Apoio à Educação a Distância - No Estado de Pernambuco								**218.379**
	Projeto apoiado(unidade) 5		F	3	2	90	8	1000	168.379
			F	4	2	90	8	1000	50.000
5113 21D7 **0027**	Apoio à Educação a Distância - No Estado de Alagoas								**62.233**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	62.233
5113 21D7 **0028**	Apoio à Educação a Distância - No Estado de Sergipe								**126.582**
	Projeto apoiado(unidade) 1		F	4	2	90	8	1000	126.582
5113 21D7 **0029**	Apoio à Educação a Distância - No Estado da Bahia								**325.326**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	168.911
			F	4	2	90	8	1000	156.415
5113 21D7 **0031**	Apoio à Educação a Distância - No Estado de Minas Gerais								**935.042**
	Projeto apoiado(unidade) 22		F	3	2	90	8	1000	852.261
			F	4	2	90	8	1000	82.781
5113 21D7 **0032**	Apoio à Educação a Distância - No Estado do Espírito Santo								**121.931**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	100.000
			F	4	2	90	8	1000	21.931
5113 21D7 **0033**	Apoio à Educação a Distância - No Estado do Rio de Janeiro								**3.475.692**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	3.352.637
			F	4	2	90	8	1000	123.055
5113 21D7 **0035**	Apoio à Educação a Distância - No Estado de São Paulo								**28.031**
	Projeto apoiado(unidade) 50		F	3	2	90	8	1000	20.627
			F	4	2	90	8	1000	7.404
5113 21D7 **0040**	Apoio à Educação a Distância - Na Região Sul								**75.000**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	75.000
5113 21D7 **0041**	Apoio à Educação a Distância - No Estado do Paraná								**26.508**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	26.508
5113 21D7 **0042**	Apoio à Educação a Distância - No Estado de Santa Catarina								**66.288**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	66.288
5113 21D7 **0043**	Apoio à Educação a Distância - No Estado do Rio Grande do Sul								**832.097**
	Projeto apoiado(unidade) 51		F	3	2	90	8	1000	762.097
			F	4	2	90	8	1000	70.000
5113 21D7 **0051**	Apoio à Educação a Distância - No Estado de Mato Grosso								**155.142**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	155.142
5113 21D7 **0052**	Apoio à Educação a Distância - No Estado de Goiás								**41.253**
	Projeto apoiado(unidade) 4		F	3	2	90	8	1000	41.253
5113 21D7 **0053**	Apoio à Educação a Distância - No Distrito Federal								**95.377**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	95.377
5113 21D7 **0054**	Apoio à Educação a Distância - No Estado de Mato Grosso do Sul								**482.704**
	Projeto apoiado(unidade) 11		F	3	2	90	8	1000	482.704
5113 **21D8**	**Adequação e Modernização dos Hospitais Universitários Federais**	**12 302**							**36.897.031**
5113 21D8 **0043**	Adequação e Modernização dos Hospitais Universitários Federais - No Estado do Rio Grande do Sul								**36.897.031**
	Instituição apoiada(unidade) 1		S	4	2	90	8	1000	17.747.031
			S	4	2	90	8	1048	409.001
			S	4	2	90	8	1049	18.740.999
5113 **21GK**	**Funcionamento, Manutenção e Conservação do Museu Nacional**	**12 364**							**500.000**
5113 21GK **0033**	Funcionamento, Manutenção e Conservação do Museu Nacional - No Estado do Rio de Janeiro								**500.000**
	Unidade apoiada(unidade) 1		F	3	2	90	8	1000	500.000
5113 **21GS**	**Internacionalização da Educação Superior**	**12 364**							**14.283.955**
5113 21GS **0001**	Internacionalização da Educação Superior - Nacional								**4.497.923**
	Projeto apoiado(unidade) 321		F	3	2	90	8	1000	4.497.923
5113 21GS **0011**	Internacionalização da Educação Superior - No Estado de Rondônia								**15.000**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	15.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 21GS **0012**	Internacionalização da Educação Superior - No Estado do Acre								**33.285**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	33.285
5113 21GS **0013**	Internacionalização da Educação Superior - No Estado do Amazonas								**118.099**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	118.099
5113 21GS **0014**	Internacionalização da Educação Superior - No Estado de Roraima								**18.988**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	18.988
5113 21GS **0015**	Internacionalização da Educação Superior - No Estado do Pará								**191.071**
	Projeto apoiado(unidade) 5		F	3	2	90	8	1000	191.071
5113 21GS **0016**	Internacionalização da Educação Superior - No Estado do Amapá								**43.200**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	43.200
5113 21GS **0017**	Internacionalização da Educação Superior - No Estado do Tocantins								**172.226**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	172.226
5113 21GS **0020**	Internacionalização da Educação Superior - Na Região Nordeste								**52.095**
	Projeto apoiado(unidade) 3		F	3	2	90	8	1000	52.095
5113 21GS **0021**	Internacionalização da Educação Superior - No Estado do Maranhão								**255.327**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	255.327
5113 21GS **0022**	Internacionalização da Educação Superior - No Estado do Piauí								**68.126**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	68.126
5113 21GS **0023**	Internacionalização da Educação Superior - No Estado do Ceará								**579.751**
	Projeto apoiado(unidade) 11		F	3	2	90	8	1000	579.751
5113 21GS **0024**	Internacionalização da Educação Superior - No Estado do Rio Grande do Norte								**240.392**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	239.030
			F	3	2	91	8	1000	1.362
5113 21GS **0025**	Internacionalização da Educação Superior - No Estado da Paraíba								**164.356**
	Projeto apoiado(unidade) 17		F	3	2	90	8	1000	156.856
			F	4	2	90	8	1000	7.500
5113 21GS **0026**	Internacionalização da Educação Superior - No Estado de Pernambuco								**640.713**
	Projeto apoiado(unidade) 5		F	3	2	90	8	1000	633.713
			F	4	2	90	8	1000	7.000
5113 21GS **0027**	Internacionalização da Educação Superior - No Estado de Alagoas								**405.228**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	405.228
5113 21GS **0028**	Internacionalização da Educação Superior - No Estado de Sergipe								**88.833**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	88.833
5113 21GS **0029**	Internacionalização da Educação Superior - No Estado da Bahia								**968.180**
	Projeto apoiado(unidade) 22		F	3	2	90	8	1000	968.180
5113 21GS **0031**	Internacionalização da Educação Superior - No Estado de Minas Gerais								**1.656.853**
	Projeto apoiado(unidade) 65		F	3	2	90	8	1000	1.643.877
			F	4	2	90	8	1000	12.976
5113 21GS **0032**	Internacionalização da Educação Superior - No Estado do Espírito Santo								**588.582**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	428.582
			F	3	2	90	8	1050	160.000
5113 21GS **0033**	Internacionalização da Educação Superior - No Estado do Rio de Janeiro								**404.534**
	Projeto apoiado(unidade) 4		F	3	2	90	8	1000	404.534
5113 21GS **0035**	Internacionalização da Educação Superior - No Estado de São Paulo								**465.993**
	Projeto apoiado(unidade) 111		F	3	2	90	8	1000	465.993

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 21GS **0040**	Internacionalização da Educação Superior - Na Região Sul								**27.720**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	27.720
5113 21GS **0041**	Internacionalização da Educação Superior - No Estado do Paraná								**265.154**
	Projeto apoiado(unidade) 8		F	3	2	90	8	1000	265.154
5113 21GS **0042**	Internacionalização da Educação Superior - No Estado de Santa Catarina								**103.731**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	103.731
5113 21GS **0043**	Internacionalização da Educação Superior - No Estado do Rio Grande do Sul								**850.835**
	Projeto apoiado(unidade) 14		F	3	2	90	8	1000	850.835
5113 21GS **0051**	Internacionalização da Educação Superior - No Estado de Mato Grosso								**106.455**
	Projeto apoiado(unidade) 4		F	3	2	90	8	1000	106.455
5113 21GS **0052**	Internacionalização da Educação Superior - No Estado de Goiás								**698.040**
	Projeto apoiado(unidade) 4		F	3	2	90	8	1000	698.040
5113 21GS **0053**	Internacionalização da Educação Superior - No Distrito Federal								**423.579**
	Projeto apoiado(unidade) 7		F	3	2	90	8	1000	423.579
5113 21GS **0054**	Internacionalização da Educação Superior - No Estado de Mato Grosso do Sul								**139.686**
	Projeto apoiado(unidade) 8		F	3	2	90	8	1000	139.686
5113 **21GT**	**Implementação de Ações de Sustentabilidade nas Universidades Federais**	**12 364**							**6.779.089**
5113 21GT **0001**	Implementação de Ações de Sustentabilidade nas Universidades Federais - Nacional								**6.779.089**
	Projeto apoiado(unidade) 7		F	3	2	90	8	1000	5.810.647
			F	4	2	90	8	1000	968.442
5113 **21GU**	**Fortalecimento da Educação e da Formação em Saúde**	**12 364**							**14.062.322**
5113 21GU **0001**	Fortalecimento da Educação e da Formação em Saúde - Nacional								**14.062.322**
	Projeto apoiado(unidade) 45		S	3	2	90	8	1000	14.062.322
5113 **219V**	**Apoio ao Funcionamento das Instituições Federais de Educação Superior**	**12 364**							**146.388.885**
5113 219V **0001**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - Nacional								**24.604.513**
	Instituição apoiada(unidade) 73		F	3	2	90	8	1000	17.251.942
			F	3	6	90	8	1000	1.050.000
			F	4	2	90	8	1000	5.852.571
			F	4	6	90	8	1000	450.000
5113 219V **0015**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado do Pará								**7.102.000**
	Instituição apoiada(unidade) 4		F	3	7	90	8	1000	5.300.000
			F	4	7	90	8	1000	1.802.000
5113 219V **0029**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado da Bahia								**26.900.000**
	Instituição apoiada(unidade) 3		F	3	7	90	8	1000	26.900.000
5113 219V **0031**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado de Minas Gerais								**5.650.000**
	Instituição apoiada(unidade) 18		F	3	6	90	8	1000	2.650.000
			F	3	6	99	8	1000	900.000
			F	4	6	90	8	1000	2.100.000
5113 219V **0033**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado do Rio de Janeiro								**35.190.000**
	Instituição apoiada(unidade) 5		F	3	6	99	8	1000	200.000
			F	3	7	90	8	1000	34.990.000
5113 219V **0035**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado de São Paulo								**2.650.000**
	Instituição apoiada(unidade) 104		F	3	6	90	8	1000	1.600.000
			F	3	6	99	8	1000	1.000.000
			F	4	6	90	8	1000	50.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 219V **0041**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado do Paraná								**44.292.371**
	Instituição apoiada(unidade) 8		F	3	6	90	8	1000	1
			F	3	7	90	8	1000	43.792.370
			F	4	6	99	8	1000	500.000
5113 219V **0052**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - No Estado de Goiás								**1**
	Instituição apoiada(unidade) 0		F	3	6	90	8	1000	1
5113 **2317**	**Acesso à Informação Científica e Tecnológica**	**12 573**							**421.312.057**
5113 2317 **0001**	Acesso à Informação Científica e Tecnológica - Nacional								**421.312.057**
	Acesso realizado(milhar) 260943707		F	3	2	90	8	1000	421.312.057
5113 **4086**	**Funcionamento e Gestão de Instituições Hospitalares Federais de ensino**	**12 302**							**552.455.220**
5113 4086 **0001**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - Nacional								**334.254.518**
	Instituição apoiada(unidade) 49		S	3	2	90	8	1000	36.625.873
			S	3	2	90	8	1049	171.188.488
			S	4	2	90	8	1000	23.440.157
			S	4	2	90	8	1049	100.000.000
			S	4	6	90	8	1000	3.000.000
5113 4086 **0015**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado do Pará								**500.000**
	Instituição apoiada(unidade) 1		S	4	6	90	8	1000	500.000
5113 4086 **0025**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado da Paraíba								**1.000.000**
	Instituição apoiada(unidade) 3		S	4	6	90	8	1000	1.000.000
5113 4086 **0028**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado de Sergipe								**200.000**
	Instituição apoiada(unidade) 1		S	3	6	90	8	1000	200.000
5113 4086 **0032**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado do Espírito Santo								**11.800.000**
	Instituição apoiada(unidade) 1		S	3	7	90	8	1000	1.500.000
			S	4	7	90	8	1000	10.300.000
5113 4086 **0033**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado do Rio de Janeiro								**9.316.471**
	Instituição apoiada(unidade) 3		S	3	2	90	8	1000	6.116.471
			S	3	6	90	8	1000	900.000
			S	4	6	99	8	1000	2.300.000
5113 4086 **0035**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado de São Paulo								**200.000**
	Instituição apoiada(unidade) 1		S	3	6	90	8	1000	200.000
5113 4086 **0042**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado de Santa Catarina								**330.000**
	Instituição apoiada(unidade) 1		S	4	6	90	8	1000	330.000
5113 4086 **0043**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado do Rio Grande do Sul								**194.654.231**
	Instituição apoiada(unidade) 1		S	3	2	90	8	1000	36.692.769
			S	3	2	90	8	1049	146.719.662
			S	3	2	90	8	1081	5.311.121
			S	3	2	91	8	1049	5.930.679
5113 4086 **0054**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - No Estado de Mato Grosso do Sul								**200.000**
	Instituição apoiada(unidade) 10		S	3	6	90	8	1000	200.000
5113 **6344**	**Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior**	**12 364**							**994.542**
5113 6344 **0001**	Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior - Nacional								**994.542**
	Ato regulatório publicado(unidade) 76		F	3	2	90	8	1000	929.586
			F	3	2	91	8	1000	64.956
5113 **6503**	**Censo da Educação Superior**	**12 364**							**655.000**
5113 6503 **0001**	Censo da Educação Superior - Nacional								**655.000**
	Censo realizado(unidade) 1		F	3	2	90	8	1000	650.000
			F	3	2	91	8	1000	5.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	**12 364**							**438.070.553**
5113 8282 **0001**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Nacional								**1.564.960**
	Projeto apoiado(unidade) 5		F	3	6	99	8	1000	564.960
			F	4	6	99	8	1000	1.000.000
5113 8282 **0011**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Rondônia								**2.296.187**
	Projeto apoiado(unidade) 15		F	3	2	90	8	1000	200.000
			F	4	2	90	8	1000	100.000
			F	4	6	99	8	1000	1.996.187
5113 8282 **0012**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Acre								**1.238.207**
	Projeto apoiado(unidade) 1		F	4	2	90	8	1000	985.707
			F	4	2	90	8	1051	252.500
5113 8282 **0013**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Amazonas								**1.600.000**
	Projeto apoiado(unidade) 16		F	3	2	90	8	1000	100.000
			F	4	6	90	8	1000	1.500.000
5113 8282 **0014**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Roraima								**10.068.390**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	8.868.390
			F	3	6	90	8	1000	700.000
			F	4	2	90	8	1000	500.000
5113 8282 **0015**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Pará								**21.088.235**
	Projeto apoiado(unidade) 8		F	4	2	90	8	1000	21.088.235
5113 8282 **0016**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Amapá								**10.249.722**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	10.249.722
5113 8282 **0017**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Tocantins								**35.572.443**
	Projeto apoiado(unidade) 163		F	4	2	90	8	1000	15.672.443
			F	4	6	90	8	1000	800.000
			F	4	6	99	8	1000	600.000
			F	4	7	90	8	1000	18.500.000
5113 8282 **0020**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Na Região Nordeste								**2.277.535**
	Projeto apoiado(unidade) 10		F	3	2	90	8	1000	789.975
			F	4	2	90	8	1000	1.426.338
			F	4	2	90	8	1050	61.222
5113 8282 **0021**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Maranhão								**9.534.343**
	Projeto apoiado(unidade) 12		F	3	2	90	8	1000	3.746.802
			F	3	6	90	8	1000	1.850.000
			F	4	2	90	8	1000	2.687.541
			F	4	6	90	8	1000	1.250.000
5113 8282 **0022**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Piauí								**29.416.285**
	Projeto apoiado(unidade) 9		F	3	2	90	8	1000	5.050.723
			F	4	2	90	8	1000	17.965.562
			F	4	6	90	8	1000	800.000
			F	4	7	90	8	1000	5.600.000
5113 8282 **0023**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Ceará								**4.252.350**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	1.218.021
			F	4	2	90	8	1000	3.034.329
5113 8282 **0024**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Rio Grande do Norte								**7.957.592**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	60.000
			F	3	6	90	8	1000	600.000
			F	4	2	90	8	1000	1.971.414
			F	4	2	90	8	1050	4.476.178

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			F	4	6	90	8	1000	850.000
5113 8282 **0025**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado da Paraíba								**32.512.952**
	Projeto apoiado(unidade) 108		F	3	2	90	8	1000	53.000
			F	4	2	90	8	1000	18.709.952
			F	4	6	90	8	1000	2.950.000
			F	4	7	90	8	1000	10.800.000
5113 8282 **0026**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Pernambuco								**21.261.945**
	Projeto apoiado(unidade) 53		F	4	2	90	8	1000	15.756.945
			F	4	6	90	8	1000	4.505.000
			F	4	6	99	8	1000	1.000.000
5113 8282 **0027**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Alagoas								**13.837.170**
	Projeto apoiado(unidade) 6		F	3	2	90	8	1000	4.633.692
			F	3	6	90	8	1000	350.000
			F	4	2	90	8	1000	1.853.478
			F	4	6	90	8	1000	1.000.000
			F	4	7	90	8	1000	6.000.000
5113 8282 **0028**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Sergipe								**5.633.690**
	Projeto apoiado(unidade) 12		F	4	2	90	8	1000	4.633.690
			F	4	6	90	8	1000	1.000.000
5113 8282 **0029**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado da Bahia								**37.964.822**
	Projeto apoiado(unidade) 31		F	3	2	90	8	1000	30.195.941
			F	3	2	91	8	1000	42.058
			F	3	6	99	8	1000	300.000
			F	4	2	90	8	1000	5.126.823
			F	4	6	90	8	1000	2.300.000
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Minas Gerais								**28.608.982**
	Projeto apoiado(unidade) 47		F	3	2	90	8	1000	8.607.711
			F	3	6	99	8	1000	800.000
			F	4	2	90	8	1000	8.221.893
			F	4	2	90	8	1050	8.168.884
			F	4	2	90	8	1051	310.494
			F	4	6	90	8	1000	1.400.000
			F	4	6	99	8	1000	1.100.000
5113 8282 **0032**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Espírito Santo								**52.750.000**
	Projeto apoiado(unidade) 316		F	3	7	90	8	1000	6.500.000
			F	4	2	90	8	1000	500.000
			F	4	7	90	8	1000	45.750.000
5113 8282 **0033**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Rio de Janeiro								**28.884.052**
	Projeto apoiado(unidade) 20		F	3	2	90	8	1000	18.684.257
			F	3	6	90	8	1000	1.930.000
			F	4	2	90	8	1000	8.204.795
			F	4	6	90	8	1000	65.000
5113 8282 **0035**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de São Paulo								**3.953.476**
	Projeto apoiado(unidade) 41		F	3	6	99	8	1000	2.000.000
			F	4	2	90	8	1000	1.953.476
5113 8282 **0040**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Na Região Sul								**5.726.364**
	Projeto apoiado(unidade) 6		F	4	2	90	8	1000	4.726.364
			F	4	2	90	8	1081	200.000
			F	4	6	99	8	1000	800.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 8282 **0041**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Paraná								**18.698.468**
	Projeto apoiado(unidade) 91		F	3	2	90	8	1000	50.000
			F	3	6	90	8	1000	300.000
			F	3	6	99	8	1000	1.000.000
			F	4	2	90	8	1000	3.759.457
			F	4	2	90	8	1050	4.039.011
			F	4	6	90	8	1000	7.650.000
			F	4	6	99	8	1000	1.900.000
5113 8282 **0042**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Santa Catarina								**1.908.000**
	Projeto apoiado(unidade) 10		F	4	2	90	8	1000	258.000
			F	4	6	90	8	1000	1.650.000
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado do Rio Grande do Sul								**17.786.218**
	Projeto apoiado(unidade) 30		F	3	2	90	8	1000	9.493.022
			F	4	2	90	8	1000	4.693.196
			F	4	6	90	8	1000	3.600.000
5113 8282 **0051**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Mato Grosso								**2.471.414**
	Projeto apoiado(unidade) 2		F	3	2	90	8	1000	500.000
			F	4	2	90	8	1000	1.971.414
5113 8282 **0052**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Goiás								**5.453.824**
	Projeto apoiado(unidade) 3		F	3	2	90	8	1000	232.000
			F	4	2	90	8	1000	5.221.824
5113 8282 **0053**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Distrito Federal								**102.100**
	Projeto apoiado(unidade) 1		F	3	2	90	8	1000	52.100
			F	4	2	90	8	1050	50.000
5113 8282 **0054**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Estado de Mato Grosso do Sul								**1.162.116**
	Projeto apoiado(unidade) 17		F	3	2	90	8	1000	11.000
			F	4	2	90	8	1000	151.116
			F	4	6	90	8	1000	1.000.000
5113 8282 **4109**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Município de Dois Vizinhos - PR								**1**
	Projeto apoiado(unidade) 0		F	4	6	90	8	1000	1
5113 8282 **5293**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - No Município de Barra do Garças - MT								**500.000**
	Projeto apoiado(unidade) 1		F	4	6	90	8	1000	500.000
5113 8282 **7394**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Construção de Prédio para Atendimento às Mulheres na UFRJ - No Estado do Rio de Janeiro								**3.319.355**
	Projeto apoiado(unidade) 1		F	3	7	90	8	1000	1.000.000
			F	4	7	90	8	1000	2.319.355
5113 8282 **7396**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Construção de Restaurante, Salas e Auditório na UFF - No Estado do Rio de Janeiro								**4.019.355**
	Projeto apoiado(unidade) 1		F	4	7	90	8	1000	4.019.355
5113 8282 **7400**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Adequação da Fachada de entrada da UFAL - CAMPUS ARAPIRACA - No Estado de Alagoas								**1.000.000**
	Projeto apoiado(unidade) 1		F	4	6	90	8	1000	1.000.000
5113 8282 **7401**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Modernização de estrutura esportiva do Centro de Desenvolvimento Sustentável do Semiárido (CDSA) - No Estado da Paraíba								**400.000**
	Projeto apoiado(unidade) 2		F	4	6	90	8	1000	400.000
5113 8282 **7402**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Elaboração do Projeto para Implantação do Hospital Universitário no Campus de Chapecó - No Estado de Santa Catarina								**7.000.000**
	Projeto apoiado(unidade) 1		F	4	7	90	8	1000	7.000.000

Quadro 9C
Programação referente à
Aplicação na Manutenção e Desenvolvimento do Ensino - MDE (CF Art.212)

LDO-2026, Anexo I, Inciso IX. *Valores em R$1,00.*

Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 8282 **7403**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - Conclusão do Prédio Administrativo da Reitoria da Universidade Federal de Rondonópolis - No Estado de Mato Grosso								**6.000.000**
	Projeto apoiado(unidade) 1		F	4	7	90	8	1000	6.000.000
74	**Operações Oficiais de Crédito**								**268.000.000**
0909	**Operações Especiais: Outros Encargos Especiais**								**268.000.000**
	Operação Especial								**268.000.000**
0909 **00M2**	**Integralização de Cotas em Fundos de Garantia de Operações de Crédito Educativo**	**12 846**							**268.000.000**
0909 00M2 **0001**	Integralização de Cotas em Fundos de Garantia de Operações de Crédito Educativo - Nacional								**268.000.000**
			F	5	2	90	8	1000	268.000.000
Total									**200.551.076.114**

Quadro 10-A: Resultado Primário do Governo Central - Ótica Financeira

Discriminação	Realizado2024		Reprogramação2025		PLOA 2026		LOA 2026	
	R$ milhões	% PIB	R$ milhões	% PIB	R$ milhões	% PIB	R$ milhões	% PIB
I. RECEITA TOTAL	**2.679.441,6**	**22,8**	**2.924.394,7**	**22,8**	**3.185.763,0**	**23,0**	**3.198.061,3**	**23,1**
I.1.ReceitaAdministradapelaRFB,excetoRGPS	**1.690.020,4**	**14,4**	**1.878.592,3**	**14,7**	**2.032.400,3**	**14,7**	**2.040.998,5**	**14,8**
I.1.1.Imposto deImportação	77.749,3	0,7	93.466,6	0,7	103.186,8	0,7	117.186,8	0,8
I.1.2.IPI	84.373,2	0,7	90.528,9	0,7	99.964,8	0,7	99.964,8	0,7
I.1.3.Imposto sobreaRenda	785.162,2	6,7	882.443,2	6,9	932.214,6	6,7	924.917,6	6,7
I.1.4.IOF	67.748,5	0,6	83.197,3	0,6	101.523,3	0,7	103.463,3	0,7
I.1.5.COFINS	367.241,8	3,1	383.613,9	3,0	423.402,1	3,1	423.045,1	3,1
I.1.6.PIS/PASEP	103.823,9	0,9	106.942,8	0,8	118.665,4	0,9	118.588,2	0,9
I.1.7.CSLL	166.760,3	1,4	184.621,1	1,4	196.595,7	1,4	195.585,2	1,4
I.1.8.CIDE -Combustíveis	3.415,4	0,0	3.723,2	0,0	3.718,4	0,0	3.718,4	0,0
I.1.9.Outras Administradas pelaRFB	33.745,7	0,3	50.055,4	0,4	53.129,1	0,4	54.529,1	0,4
I.2.Incentivos Fiscais			**-12,4**	**0,0**	**-8,4**	**0,0**	**-8,4**	**0,0**
I.3.ArrecadaçãoLíquidaparaoRGPS	**641.155,5**	**5,5**	**710.948,7**	**5,5**	**793.153,5**	**5,7**	**793.153,5**	**5,7**
I.4.Outras Receitas	**348.265,7**	**3,0**	**334.866,1**	**2,6**	**360.217,7**	**2,6**	**363.917,7**	**2,6**
I.4.1.Concessões ePermissões	16.470,0	0,1	7.720,6	0,1	6.936,9	0,1	6.936,9	0,1
I.4.2.ComplementoparaoFGTS	94,1	0,0	86,5	0,0	59,8	0,0	59,8	0,0
I.4.3.Cont. PlanodeSeg. doServidor	18.600,5	0,2	18.919,7	0,1	20.366,7	0,1	20.366,7	0,1
I.4.4.ContribuiçãodoSalário-Educação	33.078,2	0,3	37.117,6	0,3	40.936,9	0,3	40.936,9	0,3
I.4.5.ExploraçãodeRecursos Naturais	118.761,7	1,0	140.207,4	1,1	156.686,5	1,1	160.386,5	1,2
I.4.6.Dividendos eParticipações	72.381,4	0,6	41.904,7	0,3	54.103,7	0,4	54.103,7	0,4
I.4.7.ReceitaPrópriaedeConvênios	23.501,0	0,2	23.041,5	0,2	17.634,3	0,1	17.634,3	0,1
I.4.8.Demais Receitas	65.378,9	0,6	65.868,1	0,5	63.492,9	0,5	63.492,9	0,5
II. TRANSFERÊNCIAS POR REPARTIÇÃO DERECEITA	**517.654,0**	**4,4**	**578.916,2**	**4,5**	**608.399,8**	**4,4**	**607.467,0**	**4,4**
II.1. Cidecombustíveis	979,2	0,0	1.001,7	0,0	1.094,3	0,0	1.094,3	0,0
II.2. ExploraçãodeRecursos Naturais	68.827,6	0,6	72.131,5	0,6	67.917,5	0,5	70.625,5	0,5
II.3. ContribuiçãodoSalárioEducação	19.572,0	0,2	22.952,8	0,2	24.562,1	0,2	24.562,1	0,2
II.4. FPE/FPM/IPI-EE	411.979,9	3,5	460.242,4	3,6	492.825,7	3,6	489.396,1	3,5
II.5. Fundos Constitucionais	12.944,5	0,1	18.117,5	0,1	17.804,1	0,1	17.585,2	0,1
RepasseTotal	25.841,7	0,2	29.188,8	0,2	30.965,1	0,2	30.746,2	0,2
SuperávitFundos	-12.897,1	-0,1	-11.071,3	-0,1	-13.161,0	-0,1	-13.161,0	-0,1
II.6. Demais	3.350,7	0,0	4.470,3	0,0	4.196,0	0,0	4.203,7	0,0
III. RECEITA LÍQUIDA (I - II)	**2.161.787,6**	**18,4**	**2.345.478,5**	**18,3**	**2.577.363,2**	**18,6**	**2.590.594,3**	**18,7**
IV. DESPESAS	**2.204.711,3**	**18,8**	**2.420.410,2**	**18,9**	**2.600.657,8**	**18,8**	**2.613.904,0**	**18,9**
IV.1.Benefícios Previdenciários	**938.544,5**	**8,0**	**1.032.421,2**	**8,1**	**1.128.508,0**	**8,2**	**1.122.351,5**	**8,1**
IV.2.Pessoale Encargos Sociais	**367.355,4**	**3,1**	**409.695,8**	**3,2**	**456.871,7**	**3,3**	**456.872,9**	**3,3**
IV.3.Outras Desp.Obrigatórias	**358.388,1**	**3,1**	**404.638,1**	**3,2**	**416.777,9**	**3,0**	**421.006,9**	**3,0**
IV.3.1. AbonoeSeguroDesemprego	80.712,4	0,7	88.833,8	0,7	97.664,8	0,7	97.066,6	0,7
IV.3.2. Anistiados	184,4	0,0	211,6	0,0	206,5	0,0	206,5	0,0
IV.3.3. ApoioFin.Municípios/Estados	1.731,8	0,0	4.355,7	0,0				
IV.3.4. Benefícios deLegislaçãoEspecial eIndenizações	804,5	0,0	1.715,1	0,0	1.826,1	0,0	1.826,1	0,0
IV.3.5. Benefícios dePrestaçãoContinuadadaLOAS/ RMV	111.084,8	0,9	124.722,9	1,0	131.139,7	0,9	132.020,5	1,0
IV.3.6. ComplementaçãoaoFundeb	47.544,2	0,4	59.727,6	0,5	68.411,7	0,5	68.411,7	0,5
IV.3.7. ComplementoparaoFGTS	94,1	0,0	78,0	0,0	63,0	0,0	63,0	0,0
IV.3.8. Créditos Extraordinários	25.676,1	0,2	10.428,0	0,1				
IV.3.9. FabricaçãodeCédulas eMoedas	1.204,8	0,0	1.382,0	0,0	1.456,0	0,0	1.456,0	0,0
IV.3.10.Impacto PrimáriodoFIES	1.498,1	0,0	1.965,7	0,0	2.243,3	0,0	2.243,3	0,0
IV.3.11.FinanciamentodeCampanhaEleitoral	4.954,7	0,0			1.013,9	0,0	4.961,5	0,0
IV.3.12.FundoConstitucional doDF(CusteioeCapital)	4.823,5	0,0	4.716,6	0,0	5.387,6	0,0	5.387,6	0,0
IV.3.13.FundodeCompensaçãodeBenefícios Fiscais -FCBF								
IV.3.14.FundodeDesenvolvimentoRegional -FNDR								
IV.3.15.Legislativo/Judiciário/MPU/DPU (CusteioeCapital)	19.555,8	0,2	21.046,7	0,2	25.198,2	0,2	25.197,0	0,2
IV.3.16.LeiKandir eFEX / ADOnº25	3.985,6	0,0	3.988,0	0,0	3.988,0	0,0	3.988,0	0,0
IV.3.17.Proagro	5.884,2	0,1	5.787,3	0,0	6.618,2	0,0	6.618,2	0,0
IV.3.18.Sentenças Judiciais ePrecatórios (CusteioeCapital)	34.280,6	0,3	48.453,9	0,4	45.263,3	0,3	45.263,3	0,3
IV.3.19.Subvenções Econômicas/Net Lending	11.964,9	0,1	25.358,2	0,2	24.227,2	0,2	24.227,2	0,2
IV.3.20.TransferênciaANA-Receitas UsoRecursos Hídricos	115,1	0,0	100,6	0,0	135,4	0,0	135,4	0,0
IV.3.21.TransferênciaMultas ANEEL	2.288,7	0,0	1.766,4	0,0	1.935,0	0,0	1.935,0	0,0
IV.4.Despesas doPoderExecutivoSujeitas àProgramaçãoFinanceira	**540.423,3**	**4,6**	**573.655,2**	**4,5**	**598.500,2**	**4,3**	**613.672,7**	**4,4**
IV.4.1Obrigatórias com ControledeFluxo	356.681,2	3,0	363.191,1	2,8	371.516,0	2,7	373.005,5	2,7
IV.4.2Discricionárias	150.580,5	1,3	171.585,6	1,3	186.180,7	1,3	202.881,0	1,5
IV.4.3. Emendas Impositivas	33.161,6	0,3	38.878,5	0,3	40.803,5	0,3	37.786,2	0,3
V. PRIMÁRIO GOVERNO CENTRAL (III - IV)	**-42.923,7**	**-0,4**	**-74.931,7**	**-0,6**	**-23.294,5**	**-0,2**	**-23.309,7**	**-0,2**
V.1. ResultadodoTesouro	254.465,4	2,2	246.540,7	1,9	312.060,0	2,3	305.888,3	2,2
V.2. ResultadodaPrevidênciaSocial	-297.389,1	-2,5	-321.472,5	-2,5	-335.354,5	-2,4	-329.198,0	-2,4
VI. DISCREPÂNCIA ESTATÍSTICA/ AJUSTEMETODOLÓGICO	**-2.440,6**	**0,0**	**-**	**-**				0,0
VII. PRIMÁRIO ABAIXO DA LINHA (V+VI)	**-45.364,3**	**-0,4**	**-74.931,7**	**-0,6**	**-23.294,5**	**-0,2**	**-23.309,7**	**-0,2**
VIII. META OFS	**-**	**-**	**-**	**-**	**34.264,6**	**0,2**	**34.264,6**	**0,2**
IX. COMPENSAÇÃO DA META[(1)]	**31.884,6**	**0,3**	**48.635,9**	**0,4**	**57.836,1**	**0,4**	**57.836,1**	**0,4**
X. RESULTADO PRIMÁRIO APÓS COMPENSAÇÃO (VII - IX)	**-13.479,7**	**-0,1**	**-26.295,8**	**-0,2**	**34.541,5**	**0,2**	**34.526,3**	**0,2**
XI. ESFORÇO (-) / SOBRA (+) EM RELAÇÃO À META (VIII + IX - X) [(2)]	**-13.479,7**	**-0,1**	**-26.295,8**	**-0,2**	**276,9**	**0,0**	**261,7**	**0,0**
XII. JUROS NOMINAIS POR COMPETÊNCIA	**-855.206,3**	**-7,3**	**-907.017,3**	**-7,1**	**-1.018.377,1**	**-7,4**	**-1.018.377,1**	**-7,4**
XIII. RESULTADO NOMINAL DO GOVERNO CENTRAL (VII+XII)	**-900.570,7**	**-7,7**	**-981.949,0**	**-7,7**	**-1.041.671,6**	**-7,5**	**-1.041.686,8**	**-7,5**
XIV. RECEITAS FINANCEIRAS	**2.181.072,1**	**18,6**	**2.828.519,3**	**22,1**	**3.146.393,0**	**22,8**	**3.146.657,3**	**22,8**
XIV.1. RefinanciamentodaDívida	1.378.205,4	11,7	1.661.900,9	13,0	1.822.972,2	13,2	1.822.972,2	13,2
XIV.2. EmissãodeTítulos	526.600,8	4,5	849.356,1	6,6	979.957,3	7,1	980.221,6	7,1
XIV.3. Operações Oficiais deCrédito	46.548,8	0,4	44.306,1	0,3	50.662,6	0,4	50.662,6	0,4
XIV.4. Remuneraçãodas Disponibilidades doTesouro	135.912,7	1,2	113.931,1	0,9	170.378,0	1,2	170.378,0	1,2
XIV.5. Demais	93.804,5	0,8	159.025,1	1,2	122.422,9	0,9	122.422,9	0,9
XV. DESPESAS FINANCEIRAS	**2.127.112,0**	**18,1**	**2.770.310,3**	**21,6**	**3.136.661,8**	**22,7**	**3.136.692,1**	**22,7**
XV.1. Juros eEncargos daDívida	352.023,0	3,0	480.097,1	3,7	643.939,8	4,7	643.939,8	4,7
XV.2. AmortizaçãodaDívida	1.644.753,1	14,0	2.048.859,8	16,0	2.220.511,4	16,1	2.220.511,4	16,1
XV.3. Demais	130.335,9	1,1	241.353,3	1,9	272.210,6	2,0	272.240,9	2,0

(1)Art.3ºEC126/2022, créditos extraordinários relativos a calamidades públicas e emergência climática, AcórdãoTCU 1103/2024, ADPF1236 e ADIs 7064 e 7047.

(2)Corresponde ao esforço necessário ou sobra de recursos em relação ao centro da meta, após considerada a compensação. ALC200/2023, art.5º, § 3º, estabelece que será considerada cumprida a meta e o resultado primário for maior que o limite inferior do intervalo de tolerância. Esse intervalo corresponde, em 2025 e2026, respectivamente, a um déficit primário de R$30.970,0 milhões e de resultado zero. Após contabilização do abatimento da meta, tal déficit atinge R$79.605,9 milhões em 2025 e R$57.836,1 milhões em 2026.

Quadro 10-B: Demonstrativo da Compatibilidade das Despesas Primárias Orçamentárias com o Novo Regime Fiscal

Discriminação	Total de Despesas Primárias Orçamentárias	Classificação conforme o Novo Regime Fiscal	
		Despesas não sujeitas aos limites	Despesas sujeitas aos limites
Despesas Primárias Orçamentárias de Todos os Poderes	**3.208.026.471.269**	**815.917.342.306**	**2.392.109.128.963**
Benefícios Previdenciários, exceto Sentenças/Precatórios	1.073.601.442.267		1.073.601.442.267
Transferências para Estados e Municípios por Repartição de Receita	592.156.989.687	592.156.989.687	
Pessoal e Encargos Sociais, exceto sentenças/precatórios	446.700.924.342	24.182.663.700	422.518.260.642
Despesas obrigatórias com controle de fluxo do Poder Executivo	373.005.494.719	109.782.749	372.895.711.970
Despesas discricionárias do Poder Executivo	240.667.207.467	2.746.397.443	237.920.810.024
Benefícios de Prestação Continuada, exceto Sentenças/Precatórios	123.240.046.228		123.240.046.228
Sentenças Judiciais e Precatórios	121.303.156.114	117.922.849.139	3.380.306.975
Abono Salarial e Seguro Desemprego, exceto Sentenças/Precatórios	96.974.498.654		96.974.498.654
Complementação Fundeb	69.954.569.694	69.954.569.694	
Reserva para Emendas			
Subsídios, Subvenções e Proagro	26.710.022.681		26.710.022.681
Legislativo / Judiciário / MPU / DPU (Custeio e Capital)	25.197.008.131	3.456.532.707	21.740.475.424
Outras Despesas Obrigatórias do Poder Executivo	13.127.554.098		13.127.554.098
Fundo Constitucional do DF (Custeio e Capital)	5.387.557.187	5.387.557.187	

Obs.: Os limites e despesas programadas foram ajustados em decorrência da promulgação da EC 136, de 9 de setembro de 2025.

Quadro 11
Serviço da Dívida Contratual e Mobiliária por Órgão e UO

LDO-2026, Anexo I, Inciso XI. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática	Programa/Ação/Produto/Localização	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
52	**Ministério da Defesa**								**4.434.060.824**
111	**Comando da Aeronáutica**								**3.322.320.887**
0906	Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)								3.322.320.887
0906 **0284**	**Amortização e Encargos de Financiamento da Dívida Contratual Externa**	**28 844**	F						**3.322.320.887**
0906 0284 **0001**	Amortização e Encargos de Financiamento da Dívida Contratual Externa - Nacional								3.322.320.887
			F	2-JUR	0	90	0	1444	897.966.777
			F	6-AMO	0	90	0	1443	2.424.354.110
131	**Comando da Marinha**								**1.093.139.937**
0906	Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)								1.093.139.937
0906 **0284**	**Amortização e Encargos de Financiamento da Dívida Contratual Externa**	**28 844**	F						**1.093.139.937**
0906 0284 **0001**	Amortização e Encargos de Financiamento da Dívida Contratual Externa - Nacional								1.093.139.937
			F	2-JUR	0	90	0	1444	287.458.815
			F	6-AMO	0	90	0	1443	805.681.122
232	**Caixa de Construções de Casas para o Pessoal da Marinha -**								**18.600.000**
0905	Operações Especiais: Serviço da Dívida Interna (Juros e Amortizações)								18.600.000
0905 **0283**	**Amortização e Encargos de Financiamento da Dívida Contratual Interna**	**28 843**	F						**18.600.000**
0905 0283 **0001**	Amortização e Encargos de Financiamento da Dívida Contratual Interna - Nacional								18.600.000
			F	2-JUR	0	90	0	1050	600.000
			F	6-AMO	0	90	0	1050	18.000.000
74	**Operações Oficiais de Crédito**								**49.000.000**
101	**Recursos sob Supervisão da Secretaria do Tesouro Nacional**								**49.000.000**
0909	Operações Especiais: Outros Encargos Especiais								49.000.000
0909 **00QM**	**Assunção de Riscos das Operações de Recuperação da Lavoura Cacaueira Baiana (Leis nº 9.126, de 1995 e nº 10.186, de 2001)**	**28 846**	F						**49.000.000**
0909 00QM **0001**	Assunção de Riscos das Operações de Recuperação da Lavoura Cacaueira Baiana (Leis nº 9.126, de 1995 e nº 10.186, de 2001) - Nacional								49.000.000
			F	2-JUR	0	90	0	1444	32.000.000
			F	6-AMO	0	90	0	1443	17.000.000

Quadro 11
Serviço da Dívida Contratual e Mobiliária por Órgão e UO

LDO-2026, Anexo I, Inciso XI. *Valores em R$1,00.*
Recursos de todas as fontes.

Programática			Programa/Ação/Produto/Localização	Funcional		Esf	GND	RP	Mod	IU	Fte	Valor
75			**Dívida Pública Federal**									**2.859.968.152.647**
101			**Recursos sob Supervisão do Ministério da Fazenda**									**2.859.968.152.647**
0905			Operações Especiais: Serviço da Dívida Interna (Juros e Amortizações)									1.011.617.601.715
0905	**0272**		**Refinanciamento pela União de Dívidas Internas Contratuais das Administrações Direta e Indireta dos Estados, do Distrito Federal e dos Municípios (Lei nº 8.727, de 1993)**	**28**	**843**	F						**53.164.524**
0905	0272	**0001**	Refinanciamento pela União de Dívidas Internas Contratuais das Administrações Direta e Indireta dos Estados, do Distrito Federal e dos Municípios (Lei nº 8.727, de 1993) - Nacional									53.164.524
						F	6-AMO	0	90	0	1400	53.164.524
0905	**0455**		**Serviços da Dívida Pública Federal Interna**	**28**	**843**	F						**1.011.564.437.191**
0905	0455	**0001**	Serviços da Dívida Pública Federal Interna - Nacional									1.011.564.437.191
						F	2-JUR	0	90	0	1444	609.661.298.031
						F	6-AMO	0	90	0	1448	10.480.665.000
						F	6-AMO	0	90	0	1000	299.209.470.720
						F	6-AMO	0	90	0	1444	264.313.200
						F	6-AMO	0	90	0	1443	4.435.054.740
						F	6-AMO	0	90	0	1401	46.538.884.675
						F	6-AMO	0	90	0	1400	40.974.750.825
0906			Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)									40.883.028.158
0906	**0425**		**Serviços da Dívida Pública Federal Externa**	**28**	**844**	F						**40.883.028.158**
0906	0425	**0001**	Serviços da Dívida Pública Federal Externa - Nacional									40.883.028.158
						F	2-JUR	0	90	0	1444	33.060.473.427
						F	6-AMO	0	90	0	1443	7.822.554.731
0907			Operações Especiais: Refinanciamento da Dívida Interna									1.741.032.790.554
0907	**0365**		**Refinanciamento da Dívida Pública Mobiliária Federal Interna**	**28**	**841**	F						**1.741.032.790.554**
0907	0365	**0001**	Refinanciamento da Dívida Pública Mobiliária Federal Interna - Nacional									1.741.032.790.554
						F	6-AMO	0	90	0	1443	1.741.032.790.554
0908			Operações Especiais: Refinanciamento da Dívida Externa									29.139.732.220
0908	**0243**		**Refinanciamento da Dívida Pública Mobiliária Federal Externa**	**28**	**842**	F						**29.139.732.220**
0908	0243	**0001**	Refinanciamento da Dívida Pública Mobiliária Federal Externa - Nacional									29.139.732.220
						F	6-AMO	0	90	0	1443	29.139.732.220
0909			Operações Especiais: Outros Encargos Especiais									37.295.000.000
0909	**00QE**		**Regularização de Obrigações Contingentes Reconhecidas pela União**	**28**	**846**	F						**295.000.000**
0909	00QE	**0001**	Regularização de Obrigações Contingentes Reconhecidas pela União - Nacional									295.000.000
						F	6-AMO	0	90	0	1443	295.000.000
0909	**00Q3**		**Assunção e Novação de Dívidas do Fundo de Compensação das Variações Salariais - FCVS**	**28**	**846**	F						**37.000.000.000**
0909	00Q3	**0001**	Assunção e Novação de Dívidas do Fundo de Compensação das Variações Salariais - FCVS - Nacional									37.000.000.000
						F	6-AMO	0	90	0	1443	37.000.000.000
Total												**2.864.451.213.471**

Quadro 12
Fontes de Financiamento das Despesas do Orçamento da Seguridade Social

LDO-2026, Anexo I, Inciso XII. *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Valor
Receitas da Seguridade Social (A)				**R$ 1.596.403.311.848**
11210101	Taxas de Inspeção, Controle e Fiscalização - Principal	1003	P	R$ 659.189.471
11210102	Taxas de Inspeção, Controle e Fiscalização - Multas e Juros	1003	P	R$ 17.907
11210103	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa	1003	P	R$ 26.347
11210104	Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa - Multas e Juros	1003	P	R$ 11.360
12110101	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	1002	P	R$ 379.958.339.055
12110101	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	9002	P	R$ 4.757.931.816
12110103	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1002	P	R$ 88.999.981
12110105	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	1002	P	R$ 1.898.142.650
12110107	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	1002	P	R$ 94.431.438
12110201	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	1002	P	R$ 29.537.278.543
12110203	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1002	P	R$ 138.260.358
12110205	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	1002	P	R$ 372.800.184
12110207	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	1002	P	R$ 32.459.559
12114901	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Principal	1002	P	R$ 163.942.867
12114903	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Dívida Ativa	1002	P	R$ 1.065.605.351
12114907	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Multas da Dívida Ativa	1002	P	R$ 258.553.318
12120101	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	9040	P	R$ 801.243.276
12120101	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	1040	P	R$ 78.044.825.929
12120103	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1040	P	R$ 94.227.464
12120105	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	1040	P	R$ 399.453.783
12120107	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	1040	P	R$ 10.429.767
12120201	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	1040	P	R$ 4.611.337.848
12120203	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1040	P	R$ 132.032.411
12120205	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	1040	P	R$ 64.605.157
12120207	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	1040	P	R$ 7.379.262
12124907	Contribuição para o PIS/PASEP - Parcelamentos - Multas da Dívida Ativa	1040	P	R$ 67.583.953
12130101	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	1001	P	R$ 175.973.600.692
12130101	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	9001	P	R$ 3.043.382.352
12130103	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1001	P	R$ 415.215.260
12130105	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal	1001	P	R$ 1.037.090.046
12130107	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	1001	P	R$ 38.488.251
12130201	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	1001	P	R$ 12.192.494.599
12130203	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1001	P	R$ 150.568.344
12130205	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal	1001	P	R$ 152.803.319
12130207	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa	1001	P	R$ 26.402.403
12134907	Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Multas da Dívida Ativa	1001	P	R$ 179.630.814
12140111	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal	1054	P	R$ 415.563.531.355
12140111	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo	9054	P	R$ 1.199.999.998

Quadro 12

Fontes de Financiamento das Despesas do Orçamento da Seguridade Social

LDO-2026, Anexo I, Inciso XII. *Valores em R$1,00.*

Recursos de todas as fontes.

Código	*Especificação*	*Fonte*	*RP*	*Valor*
	SIMPLES NACIONAL - Principal			
12140112	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas e Juros	1054	P	R$ 6.956.930.805
12140113	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1054	P	R$ 3.445.165.355
12140114	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa - Multas e Juros	1054	P	R$ 1.248.632.727
12140121	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal	1054	P	R$ 110.213.206.853
12140122	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas e Juros	1054	P	R$ 3.589.024.998
12140123	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa	1054	P	R$ 1.151.368.519
12140124	Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa - Multas e Juros	1054	P	R$ 417.162.742
12140201	Contribuição Previdenciária do Segurado - Principal	1054	P	R$ 243.101.967.423
12140202	Contribuição Previdenciária do Segurado - Multas e Juros	1054	P	R$ 3.362.883.866
12140203	Contribuição Previdenciária do Segurado - Dívida Ativa	1054	P	R$ 1.593.882.377
12140204	Contribuição Previdenciária do Segurado - Dívida Ativa - Multas e Juros	1054	P	R$ 436.434.523
12150111	Contribuição do Servidor Civil Ativo - Principal	1056	P	R$ 12.598.376.147
12150111	Contribuição do Servidor Civil Ativo - Principal	1055	P	R$ 136.082.518
12150115	Contribuição do Servidor Civil Ativo - Multas do Principal	1056	P	R$ 11.167.862
12150121	Contribuição do Servidor Civil Inativo - Principal	1055	P	R$ 132.633.869
12150121	Contribuição do Servidor Civil Inativo - Principal	1056	P	R$ 5.566.933.056
12150131	Contribuição do Servidor Civil - Pensionistas - Principal	1056	P	R$ 1.349.571.032
12150141	Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Principal	1056	P	R$ 358.965.826
12150151	Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Principal	1056	P	R$ 174.428.355
12150161	Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Principal	1056	P	R$ 36.770.997
12150411	Contribuição para o Custeio das Pensões Militares das Forças Armadas - Principal	1023	P	R$ 9.370.515.284
12150421	Contribuição para o Custeio das Pensões Militares e da Inatividade da Polícia Militar do Distrito Federal - Principal	1024	P	R$ 412.317.678
12150431	Contribuição para o Custeio das Pensões Militares e da Inatividade do Corpo de Bombeiros Militar do Distrito Federal - Principal	1024	P	R$ 196.332.411
12160111	Contribuição para Fundos de Assistência Médica - Policiais Militares - Principal	1006	P	R$ 20.735.692
12160211	Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Principal	1126	P	R$ 25.726.012
12160511	Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal	1005	P	R$ 2.418.641.654
12170111	Contribuição sobre a Loteria Federal - Principal	1123	P	R$ 36.423.148
12170211	Contribuição sobre Loterias Esportivas - Principal	1123	P	R$ 5.073.708
12170411	Contribuição sobre Loterias de Prognósticos Numéricos - Principal	1123	P	R$ 3.800.010.732
12170511	Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Futebol - Principal	1123	P	R$ 1.069.035
12170611	Contribuição sobre Loteria de Prognóstico Específico - Principal	1122	P	R$ 6.364.286
12170611	Contribuição sobre Loteria de Prognóstico Específico - Principal	1123	P	R$ 2.828.571
12170711	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	1035	P	R$ 1.483.780.796
12170711	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	9184	P	R$ 26.792.750
12170711	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	9035	P	R$ 1.339.637.510
12170711	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	1184	P	R$ 29.675.615
12170711	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	1001	P	R$ 296.756.159
12170711	Contribuição sobre Loteria de Apostas de Quota Fixa - Principal	9001	P	R$ 267.927.502
12190111	Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal	1003	P	R$ 421.089
13110111	Aluguéis e Arrendamentos - Principal	1049	P	R$ 12.099.192
13110131	Aluguéis e Arrendamentos de Imóveis – FRGPS - Principal	1049	P	R$ 5.126.728
13110211	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal	1049	P	R$ 363.461
13210111	Remuneração de Depósitos Bancários - Geral - Principal	1049	F	R$ 7.377.105.179
13210201	Remuneração de Depósitos Especiais - Principal	1049	F	R$ 262.960.153
13210301	Remuneração de Saldos de Recursos Não-Desembolsados - Principal	1049	F	R$ 313.657.727
13220121	Dividendos - FRGPS - Principal	1049	P	R$ 146.280.826
13220122	Dividendos - FRGPS - Multas e Juros	1049	P	R$ 5.709.203
13410241	Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	1035	P	R$ 268.308.731
13410341	Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal	1035	P	R$ 536.617.549
13410441	Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão -	1035	P	R$ 159.830.418

Quadro 12
Fontes de Financiamento das Despesas do Orçamento da Seguridade Social

LDO-2026, Anexo I, Inciso XII. *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Valor
	Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal			
13610141	Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal	1049	P	R$ 5.430.285.260
15110101	Receita Industrial - Principal	1049	P	R$ 1.016.917
16110101	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal	1049	P	R$ 86.041.661
16110201	Inscrição em Concursos e Processos Seletivos - Principal	1049	P	R$ 31.394.550
16110301	Serviços de Registro, Certificação e Fiscalização - Principal	1049	P	R$ 52.398
16110401	Serviços de Informação e Tecnologia - Principal	1049	P	R$ 211.856
16310101	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal	1049	P	R$ 296.380.000
16310102	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Multas e Juros	1049	P	R$ 1.872
16320101	Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal	1004	P	R$ 46.992.858
16320101	Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal	1049	P	R$ 13.116.021
16410301	Remuneração sobre Repasse para Programas de Desenvolvimento Econômico - Principal	1049	F	R$ 24.079.698.299
16999901	Outros Serviços - Principal	1049	P	R$ 68.832
17240101	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal	1081	P	R$ 5.311.121
17910101	Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal	1096	P	R$ 2.444.929
19110101	Multas Previstas em Legislação Específica - Principal	1003	P	R$ 298.994.364
19110103	Multas Previstas em Legislação Específica - Dívida Ativa	1054	P	R$ 232.093
19110103	Multas Previstas em Legislação Específica - Dívida Ativa	1003	P	R$ 295.944.142
19110301	Multas Previstas na Legislação do Seguro-Desemprego e Abono Salarial - Principal	1003	P	R$ 102.302.232
19110901	Multas e Juros Previstos em Contratos - Principal	1049	P	R$ 105.939.136
19111003	Multas Previstas na Legislação sobre Regime de Previdência Privada Complementar - Dívida Ativa	1039	P	R$ 1.678.032
19111101	Multa por Descumprimento de Obrigação Previdenciária Acessória - Principal	1054	P	R$ 62.069.122
19210101	Indenizações por Danos Causados ao Patrimônio Público - Principal	1049	P	R$ 61.091
19210401	Indenização pela Assistência Médico-Hospitalar - Principal	1005	P	R$ 202.426.092
19210501	Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal	1132	P	R$ 291.879.376
19219901	Outras Indenizações - Principal	1049	P	R$ 10.673.660
19220111	Restituição de Convênios - Primárias - Principal	1049	P	R$ 2.630.166
19220201	Restituição de Benefícios Não Desembolsados - Principal	1049	P	R$ 274.618.452
19220301	Restituição de Benefícios Previdenciários - Principal	1002	P	R$ 35.161
19220301	Restituição de Benefícios Previdenciários - Principal	1054	P	R$ 172.953.898
19220302	Restituição de Benefícios Previdenciários - Multas e Juros	1054	P	R$ 264.166
19220401	Restituição de Benefícios Assistenciais - Principal	1002	P	R$ 731.818
19220701	Restituição de Parcelas do Seguro Desemprego Recebidas Indevidamente - Principal	1040	P	R$ 15.821.700
19229901	Outras Restituições - Principal	1049	P	R$ 137.206.716
19230101	Ressarcimento por Operadoras de Seguros Privados de Assistência à Saúde - Principal	1003	P	R$ 763.865.625
19230301	Reversão de Garantias - Principal	1049	P	R$ 138.561
19230401	Ressarcimento ao Regime Geral de Previdência Social - RGPS - Principal	1054	P	R$ 104.933.127
19230402	Ressarcimento ao Regime Geral de Previdência Social - RGPS - Multas e Juros	1054	P	R$ 880.570
19239901	Outros Ressarcimentos - Principal	1049	P	R$ 7.105.174
19239902	Outros Ressarcimentos - Multas e Juros	1049	P	R$ 310.944
19310211	Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Principal	1001	P	R$ 106.780.453
19310212	Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Multas e Juros	1001	P	R$ 531.407
19310801	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Principal	1003	P	R$ 94.714.512
19310802	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Multas e Juros	1003	P	R$ 230.358
19420106	Multas e Juros de Mora das Alienações de Bens Imóveis em Geral - Juros do Principal	1049	P	R$ 91.959
19990301	Compensações Financeiras entre os Regimes de Previdência - Principal	1054	P	R$ 247.715.091
19990401	Contribuição ao Montepio Civil - Principal	1017	P	R$ 51.718
19999914	Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros	1054	P	R$ 16.016.860
19999921	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal	1049	P	R$ 32.295.673
19999922	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros	1049	P	R$ 34.989.746
19999923	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa	1049	P	R$ 2.159.788
19999924	Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros	1049	P	R$ 1.126.613
22130101	Alienação de Bens Móveis e Semoventes - Principal	1048	P	R$ 409.001
22210101	Alienação de Bens Imóveis em Geral - Principal	1049	P	R$ 7.896.925

Quadro 12
Fontes de Financiamento das Despesas do Orçamento da Seguridade Social

LDO-2026, Anexo I, Inciso XII. *Valores em R$1,00.*

Recursos de todas as fontes.

Código	*Especificação*	*Fonte*	*RP*	*Valor*
72150211	Contribuição Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias	1125	F	R$ 264.857.206
72150211	Contribuição Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias	1056	F	R$ 24.462.654.937
72150213	Contribuição Patronal - Servidor Civil Ativo - Dívida Ativa - Operações Intraorçamentárias	1056	F	R$ 5.521.698
72150215	Contribuição Patronal - Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias	1056	F	R$ 7.552.400
72150221	Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias	1056	F	R$ 210.740.332
76110101	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias	1049	P	R$ 5.001
76310101	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal - Operações Intraorçamentárias	1049	P	R$ 80.757
79210401	Indenização pela Assistência Médico-Hospitalar - Principal - Operações Intraorçamentárias	1005	P	R$ 117.182.284
Transferências de Recursos do Orçamento Fiscal (B)				**R$ 382.138.105.201**
	Recursos Livres da União	1000		R$ 56.740.888.018
	Recursos Livres da Seguridade Social	1001		-R$ 142.000.000
	Recursos Próprios Livres da UO	1050		R$ 480.149.911
	Recursos Livres da UO	1052		R$ 743.529.146
	Educação Básica, Vedado o Pagamento de Despesas com Pessoal	1133		R$ 5.461.907.292
	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	1444		R$ 25.392.358.271
	Objeto Contratual da Operação de Crédito Externa em Moeda	1448		R$ 419.000.000
	Recursos Livres da União	9000		R$ 4.931.405.440
	Recursos Livres da UO	9052		R$ 15.524.586
	Demais Aplicações Autorizadas para Recursos Oriundos de Títulos do Tesouro Nacional, Excetuado o Refinanciamen	9444		R$ 288.095.342.537
Total (C) = (A + B)				**R$ 1.978.541.417.049**

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão		Valor
0581	Abono Salarial	2310	Promoção do Trabalho Decente, Emprego e Renda	40000	- Ministério do Trabalho e Emprego	33.554.831.804
21D8	Adequação e Modernização dos Hospitais Universitários Federais	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000	- Ministério da Educação	36.897.031
2000	Administração da Unidade	0032	Programa de Gestão e Manutenção do Poder Executivo	52000	- Ministério da Defesa	27.358.942
				26000	- Ministério da Educação	7.395.369
				33000	- Ministério da Previdência Social	231.363.703
				36000	- Ministério da Saúde	1.126.350.791
				55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	239.186.312
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos	0032	Programa de Gestão e Manutenção do Poder Executivo	26000	- Ministério da Educação	450.000
				33000	- Ministério da Previdência Social	1.836.986
				36000	- Ministério da Saúde	5.557.608
				55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	1.517.567
20QH	Alimentação e Nutrição para a Saúde	5133	Segurança Alimentar e Nutricional e Combate à Fome	36000	- Ministério da Saúde	157.545.445
6174	Análise da Qualidade de Produtos e Insumos de Saúde	5123	Vigilância em Saúde e Ambiente	36000	- Ministério da Saúde	21.068.850
00QG	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	71000	- Encargos Financeiros da União	119.957.019
				52000	- Ministério da Defesa	13.292.459
				46000	- Ministério da Gestão e da Inovação em Serviços Públicos	10.000.000
8755	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Cardiologia-INC	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	184.733.302
8758	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Oncologia - INCA	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	534.617.602
8759	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Ortopedia e Traumatologia - INTO	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	339.742.114
8727	Aperfeiçoamento do Sistema de Informação para Saúde Suplementar	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000	- Ministério da Saúde	69.414.953
6516	Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	142.741.374
21CI	Apoiar a implementação de Melhorias Sanitárias Domiciliares em Localidades Urbanas de Municípios com População até 50.000 Habitantes, de forma a contribuir para a Prevenção e Controle de Doenças e Agravos	2322	Saneamento Básico	36000	- Ministério da Saúde	55.604.274
8458	Apoio à Agricultura Urbana e Periurbana	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	16.366.216
21FQ	Apoio à Formulação e Gestão da Política Nacional de Cuidados	5501	Estruturação da Política Nacional de Cuidados	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	30.076.672
20AG	Apoio à Gestão dos Sistemas de Saneamento Básico em Municípios de até 50.000 Habitantes	2322	Saneamento Básico	36000	- Ministério da Saúde	6.487.167
21CA	Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Abastecimento de Água em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)	2322	Saneamento Básico	36000	- Ministério da Saúde	46.336.896

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
21CB	Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Esgotamento Sanitário em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)			36000 - Ministério da Saúde	46.336.896
20Q8	Apoio à Implantação e Manutenção de Sistemas e Soluções de Saneamento Ambiental	2322	Saneamento Básico	36000 - Ministério da Saúde	9.730.749
21CC	Apoio a Implantação e Melhoria de Sistemas Públicos de Manejo de Resíduos Sólidos em Municípios de até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)	2322	Saneamento Básico	36000 - Ministério da Saúde	11.720.855
20AM	Apoio à Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos	2322	Saneamento Básico	36000 - Ministério da Saúde	9.267.380
217U	Apoio à Manutenção dos Polos de Academia da Saúde	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	54.881.419
20AF	Apoio ao Controle e à Vigilância da Qualidade da Água para Consumo Humano para Prevenção e Controle de Doenças e Agravos	2322	Saneamento Básico	36000 - Ministério da Saúde	7.969.948
218U	Apoio ao Custeio de Despesas Institucionais de Entidades Representativas dos Entes Estaduais e Municipais no Âmbito da Saúde - Conass e Conasems	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	18.534.759
20K7	Apoio ao Desenvolvimento e Modernização de Estruturas Produtivas e Tecnológicas para fortalecimento do Complexo Econômico-Industrial da Saúde	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	628.010.397
00PI	Apoio ao Programa Nacional de Alimentação Escolar (PNAE)	5111	Educação Básica Democrática, com qualidade e equidade	26000 - Ministério da Educação	5.461.907.292
20K5	Apoio ao Uso de Plantas Medicinais e Fitoterápicos no SUS	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000 - Ministério da Saúde	41.703.207
00US	Apoio aos Entes Federados por meio do Índice de Gestão Descentralizada do Programa Bolsa Família e do Cadastro Único para Programas Sociais do Governo Federal – IGD	5128	Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	877.058.000
8929	Apoio aos Equipamentos de Segurança Alimentar e Nutricional	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	60.282.321
20AL	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde	5123	Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	2.088.500.000
21FR	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas	5134	Cuidado e Acolhimento de Usuários e Dependentes de Álcool e Outras Drogas	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	200.861.457
20YQ	Apoio Institucional para Aprimoramento do SUS	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	553.217.501

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação	Programa	Órgão	Valor
0181 Aposentadorias e Pensões Civis da União	0030 Programa de Gestão e Manutenção da Defensoria Pública da União	29000 - Defensoria Pública da União	21.477.553
	0031 Programa de Gestão e Manutenção do Ministério Público	59000 - Conselho Nacional do Ministério Público	569.781
		34000 - Ministério Público da União	1.136.325.411
	0032 Programa de Gestão e Manutenção do Poder Executivo	63000 - Advocacia-Geral da União	1.148.536.034
		83000 - Banco Central do Brasil	2.414.630.620
		37000 - Controladoria-Geral da União	355.320.538
		72000 - Encargos Previdenciarios da União	19.343.155.482
		60000 - Gabinete da Vice-Presidência da República	14.121
		22000 - Ministério da Agricultura e Pecuária	2.698.358.872
		24000 - Ministério da Ciência, Tecnologia e Inovação	2.181.489.844
		42000 - Ministério da Cultura	304.333.670
		52000 - Ministério da Defesa	4.302.896.269
		26000 - Ministério da Educação	25.316.186.551
		25000 - Ministério da Fazenda	119.052.694
		46000 - Ministério da Gestão e da Inovação em Serviços Públicos	13.266.621
		53000 - Ministério da Integração e do Desenvolvimento Regional	710.977.495
		30000 - Ministério da Justiça e Segurança Pública	5.601.104.183
		58000 - Ministério da Pesca e Aquicultura	979.197
		33000 - Ministério da Previdência Social	6.620.156.238
		36000 - Ministério da Saúde	13.414.839.874
		56000 - Ministério das Cidades	458.454
		41000 - Ministério das Comunicações	765.547.137
		35000 - Ministério das Relações Exteriores	524.801.028
		32000 - Ministério de Minas e Energia	346.520.471
		68000 - Ministério de Portos e Aeroportos	53.177.002
		49000 - Ministério do Desenvolvimento Agrário e Agricultura Familiar	933.462.079
		55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	3.226.441
		28000 - Ministério do Desenvolvimento, Indústria, Comércio e Serviços	283.036.293
		51000 - Ministério do Esporte	6.035.130
		44000 - Ministério do Meio Ambiente e Mudança do Clima	1.001.718.114
		47000 - Ministério do Planejamento e Orçamento	1.903.832.795
		40000 - Ministério do Trabalho e Emprego	68.513.345
		54000 - Ministério do Turismo	24.875.699
		84000 - Ministério dos Povos Indígenas	284.112.166

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
				39000 - Ministério dos Transportes	344.222.831
				20000 - Presidência da República	339.343.868
				73000 - Transferências a Estados, Distrito Federal e Municípios	2.448.467.011
		0033	Programa de Gestão e Manutenção do Poder Judiciário	17000 - Conselho Nacional de Justiça	85.268
				16000 - Justiça do Distrito Federal e dos Territórios	671.417.724
				15000 - Justiça do Trabalho	7.068.621.844
				14000 - Justiça Eleitoral	1.320.401.082
				12000 - Justiça Federal	2.537.066.926
				13000 - Justiça Militar da União	256.710.580
				11000 - Superior Tribunal de Justiça	504.403.432
				10000 - Supremo Tribunal Federal	190.730.366
		0034	Programa de Gestão e Manutenção do Poder Legislativo	01000 - Camara dos Deputados	2.422.530.000
				02000 - Senado Federal	2.597.563.773
				03000 - Tribunal de Contas da União	968.099.753
8287	Aprimoramento da Articulação e Cooperação Interfederativa e Participativa em Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	37.069.518
2798	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	802.646.550
20YE	Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças	5123	Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	10.342.295.000
21IN	Articulação de Política Pública sobre Drogas, no âmbito da Seguridade Social	5115	Promoção do Acesso à Justiça e da Defesa dos Direitos	30000 - Ministério da Justiça e Segurança Pública	94.944.870
00VL	Assistência à Moradia de Bolsistas Atuantes em Programas de Residência Médica	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000 - Ministério da Educação	3.705
00UW	Assistência Financeira Complementar aos Estados, ao Distrito Federal e aos Municípios para o Pagamento do Piso Salarial dos Profissionais da Enfermagem	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	8.722.926.888
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes	0032	Programa de Gestão e Manutenção do Poder Executivo	72000 - Encargos Previdenciarios da União	120.862.356
				52000 - Ministério da Defesa	4.026.376.427
				26000 - Ministério da Educação	260.976.325
				33000 - Ministério da Previdência Social	112.685.460
				36000 - Ministério da Saúde	338.551.802
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	1.022.964
		0034	Programa de Gestão e Manutenção do Poder Legislativo	02000 - Senado Federal	352.388.253

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*

Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
00FM	Assistência Médica e Odontológica às Polícias Civil, Militar e ao Corpo de Bombeiros do Distrito Federal	0903	Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica	73000 - Transferências a Estados, Distrito Federal e Municípios	976.673.754
6148	Assistência Médica Qualificada e Gratuita a Todos os Níveis da População e Desenvolvimento de Atividades Educacionais e de Pesquisa no Campo da Saúde – Rede SARAH de Hospitais de Reabilitação	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	1.543.400.004
8585	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	82.385.412.047
4324	Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	31.728.884
6217	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	1.027.080.856
4295	Atenção aos Pacientes Portadores de Doenças Hematológicas	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000 - Ministério da Saúde	1.707.000.000
8305	Atenção de Referência e Pesquisa Clínica	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	296.556.127
4370	Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000 - Ministério da Saúde	2.705.000.000
21FT	Atendimento da Clientela Previdenciária	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	1.413.791.371
20TP	Ativos Civis da União	0032	Programa de Gestão e Manutenção do Poder Executivo	52000 - Ministério da Defesa	125.417.589
				26000 - Ministério da Educação	14.791.448.496
				33000 - Ministério da Previdência Social	4.675.480.102
				36000 - Ministério da Saúde	9.062.614.238
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	97.996.760
20QG	Atuação Internacional do Ministério da Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	3.809.520
2562	Auditoria Interna, Processos Correicionais e Tomada de Contas Especial	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	2.930.000
2592	Autorização, Monitoramento e Fiscalização das Entidades Fechadas de Previdência Complementar	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	314.518
21DV	Auxílio Gás dos Brasileiros	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	4.726.363.265
00TZ	Auxílio-Inclusão às Pessoas com Deficiência (Lei nº 14.176, de 22 de junho de 2021)	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	42.276.366
20AI	Auxílio-Reabilitação Psicossocial aos Egressos de Longas Internações Psiquiátricas no Sistema Único de Saúde (De Volta Pra Casa)	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	44.000.000
20K3	Avaliação e Incorporação de Tecnologias de Saúde no Âmbito do SUS	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	8.368.115

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII.

Valores em R$1,00.
Recursos de todas as fontes.

Ação	Programa	Órgão	Valor
00S6 Benefício Especial - Lei nº 12.618, de 2012	0909 Operações Especiais: Outros Encargos Especiais	72000 - Encargos Previdenciarios da União	358.883
		52000 - Ministério da Defesa	14.121
		26000 - Ministério da Educação	395.577
		33000 - Ministério da Previdência Social	14.121
		36000 - Ministério da Saúde	313.623
		55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	5.677

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação	Programa	Órgão	Valor
0536 Benefícios de Legislação Especial	0909 Operações Especiais: Outros Encargos Especiais	83000 - Banco Central do Brasil	377.171
		01000 - Camara dos Deputados	83.000
		71000 - Encargos Financeiros da União	50.000.000
		72000 - Encargos Previdenciarios da União	31.005.106
		15000 - Justiça do Trabalho	681.426
		14000 - Justiça Eleitoral	192.634
		12000 - Justiça Federal	40.000
		22000 - Ministério da Agricultura e Pecuária	632.665
		24000 - Ministério da Ciência, Tecnologia e Inovação	33.242
		52000 - Ministério da Defesa	6.737.384
		26000 - Ministério da Educação	4.017.582
		25000 - Ministério da Fazenda	409.515
		46000 - Ministério da Gestão e da Inovação em Serviços Públicos	6.674.233
		53000 - Ministério da Integração e do Desenvolvimento Regional	7.895
		30000 - Ministério da Justiça e Segurança Pública	2.142.186
		33000 - Ministério da Previdência Social	1.947.067.754
		36000 - Ministério da Saúde	9.840.040
		56000 - Ministério das Cidades	24.508.211
		41000 - Ministério das Comunicações	42.316
		32000 - Ministério de Minas e Energia	593.292
		49000 - Ministério do Desenvolvimento Agrário e Agricultura Familiar	559.098
		55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	220.581
		28000 - Ministério do Desenvolvimento, Indústria, Comércio e Serviços	33.033
		44000 - Ministério do Meio Ambiente e Mudança do Clima	321.668
		47000 - Ministério do Planejamento e Orçamento	34.959
		81000 - Ministério dos Direitos Humanos e da Cidadania	78.572
		84000 - Ministério dos Povos Indígenas	239.898
		39000 - Ministério dos Transportes	19.687.708
		34000 - Ministério Público da União	18.000
		11000 - Superior Tribunal de Justiça	77.729
00IN Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez	5131 Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	68.247.715.106

Quadro 13

Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*

Recursos de todas as fontes.

Ação		Programa		Órgão		Valor
00H5	Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade			55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	54.992.331.122
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes	0032	Programa de Gestão e Manutenção do Poder Executivo	72000	- Encargos Previdenciarios da União	395.820
				52000	- Ministério da Defesa	26.963.575
				26000	- Ministério da Educação	1.166.495.920
				33000	- Ministério da Previdência Social	319.301.647
				36000	- Ministério da Saúde	885.481.270
				55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	5.480.314
00SJ	Benefícios Previdenciários	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000	- Ministério da Previdência Social	1.065.720.991.305
21BX	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União	0032	Programa de Gestão e Manutenção do Poder Executivo	33000	- Ministério da Previdência Social	200.000.000
4741	Cadastros Públicos e Sistemas de Integração das Ações de Trabalho e Emprego	2310	Promoção do Trabalho Decente, Emprego e Renda	40000	- Ministério do Trabalho e Emprego	139.833.782
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação	0032	Programa de Gestão e Manutenção do Poder Executivo	26000	- Ministério da Educação	1.050.000
				36000	- Ministério da Saúde	12.490.002
				55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	426.740
4245	Classificação Brasileira de Ocupações - CBO	2310	Promoção do Trabalho Decente, Emprego e Renda	40000	- Ministério do Trabalho e Emprego	690.703
219E	Cofinanciamento da Proteção Social Básica	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	1.155.184.156
219F	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	668.340.212

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados	0909	Operações Especiais: Outros Encargos Especiais	63000 - Advocacia-Geral da União	13.000
				01000 - Camara dos Deputados	5.441.643
				37000 - Controladoria-Geral da União	13.000
				72000 - Encargos Previdenciarios da União	99.000.000
				60000 - Gabinete da Vice-Presidência da República	13.000
				15000 - Justiça do Trabalho	1.282.000
				12000 - Justiça Federal	210.000
				22000 - Ministério da Agricultura e Pecuária	13.000
				24000 - Ministério da Ciência, Tecnologia e Inovação	13.000
				42000 - Ministério da Cultura	13.000
				52000 - Ministério da Defesa	52.000
				26000 - Ministério da Educação	39.000
				67000 - Ministério da Igualdade Racial	13.000
				53000 - Ministério da Integração e do Desenvolvimento Regional	13.000
				30000 - Ministério da Justiça e Segurança Pública	39.000
				58000 - Ministério da Pesca e Aquicultura	13.000
				56000 - Ministério das Cidades	13.000
				41000 - Ministério das Comunicações	13.000
				65000 - Ministério das Mulheres	13.000
				35000 - Ministério das Relações Exteriores	13.000
				32000 - Ministério de Minas e Energia	13.000
				49000 - Ministério do Desenvolvimento Agrário e Agricultura Familiar	13.000
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	13.000
				69000 - Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte	13.000
				51000 - Ministério do Esporte	13.000
				44000 - Ministério do Meio Ambiente e Mudança do Clima	26.000
				54000 - Ministério do Turismo	13.000
				81000 - Ministério dos Direitos Humanos e da Cidadania	13.000
				34000 - Ministério Público da União	5.000
				20000 - Presidência da República	26.000
				02000 - Senado Federal	50.000
0531	Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal	0909	Operações Especiais: Outros Encargos Especiais	01000 - Camara dos Deputados	91.206
				02000 - Senado Federal	50.000
009W	Compensação Previdenciária	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	7.880.450.962
6179	Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	71.707.993
00P1	Concessão de Bolsas de Residência em Saúde	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000 - Ministério da Educação	240.454

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
00QC	Concessão de Bolsas para Supervisão do Programa Mais Médicos	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000 - Ministério da Educação	13.625.769
0354	Concessão de Empréstimos para Liquidação de Operadoras de Planos Privados de Assistência à Saúde (Lei nº 9.961, de 2000)	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	74000 - Operações Oficiais de Crédito	3.500.000
5516	Conferências Nacionais de Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	16.681.283
215I	Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	18.001.887
15VW	Construção da Fábrica de Plataformas Vegetais de Produção de Imunobiológicos da Fiocruz Ceará	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	149.030.102
163C	Construção do Centro de Apoio ao Diagnóstico e Terapia do Grupo Hospitalar Conceição S.A (GHC) - PAC	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	40.776.469
13DW	Construção do Complexo Industrial de Biotecnologia em Saúde (CIBS)	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	30.582.352
0220	Contribuição à União Internacional contra o Câncer - UICC (MS)	0910	Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais	36000 - Ministério da Saúde	23.000
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais	0032	Programa de Gestão e Manutenção do Poder Executivo	52000 - Ministério da Defesa	19.591.065
				26000 - Ministério da Educação	702.943.587
				33000 - Ministério da Previdência Social	966.041.240
				36000 - Ministério da Saúde	1.200.897.330
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	4.401.952
		0033	Programa de Gestão e Manutenção do Poder Judiciário	72000 - Encargos Previdenciarios da União	13.000
00QB	Contribuição Voluntária à Agência Internacional de Pesquisa sobre Câncer (IARC - International Agency for Research on Cancer)	0910	Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais	36000 - Ministério da Saúde	5.560.428
00XH	Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ)	0910	Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais	36000 - Ministério da Saúde	2.000.000
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica	0910	Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais	36000 - Ministério da Saúde	80.000
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica	0910	Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais	33000 - Ministério da Previdência Social	1.526.000
				36000 - Ministério da Saúde	667.000
00N2	Cumprimento de Sentença Judicial - Instituto Aerus de Seguridade Social - Processo nº 0010295-77.2004.4.01.3400	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	33000 - Ministério da Previdência Social	843.437.794
2294	Defesa Judicial da Previdência Social Básica	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	200.000
00UX	Demais Aposentadorias e Complementações	0909	Operações Especiais: Outros Encargos Especiais	01000 - Camara dos Deputados	132.770.000
				33000 - Ministério da Previdência Social	589.648.495
				02000 - Senado Federal	24.486.023
				73000 - Transferências a Estados, Distrito Federal e Municípios	65.175.922
8648	Desenvolvimento e Fortalecimento da Economia da Saúde	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	3.642.081
169F	Desenvolvimento e Modernização dos Hospitais Universitários Federais	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000 - Ministério da Educação	75.759.531

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
2B52	Desenvolvimento Institucional da Gestão Orçamentária, Financeira e Contábil do Fundo Nacional de Saúde e dos Fundos Estaduais e Municipais de Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	31.545.720
212S	Desenvolvimento, Sustentabilidade e Fomento dos Regimes de Previdência	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	4.099.452
2792	Distribuição de Alimentos a Grupos Populacionais Tradicionais e Específicos e a Famílias em Situação de Insegurança Alimentar e Nutricional Advindas de Situações de Emergência ou Calamidade Pública	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	101.093.348
00NJ	Doação à Agência Internacional de Compra de Medicamentos para Países em Desenvolvimento - UNITAID	0909	Operações Especiais: Outros Encargos Especiais	36000 - Ministério da Saúde	11.141.545
00NK	Doação à Aliança Global para Vacinas e Imunização - GAVI	0909	Operações Especiais: Outros Encargos Especiais	36000 - Ministério da Saúde	5.560.428
20YD	Educação e Trabalho na Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	3.699.965.913
20GN	Educação Previdenciária e Financeira	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	400.000
8581	Estruturação da Rede de Serviços de Atenção Primária à Saúde	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	6.297.761.093
219G	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS)	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	1.675.854.863
20YL	Estruturação de Academias da Saúde	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	1.054.000
8535	Estruturação de Unidades de Atenção Especializada em Saúde	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	7.479.619.803
21D9	Estruturação dos Serviços de Hematologia e Hemoterapia	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	36.235.828
2E74	Estruturação e Modernização de Unidades de Saúde das Forças Armadas	0032	Programa de Gestão e Manutenção do Poder Executivo	52000 - Ministério da Defesa	26.696.050
20YY	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda	2310	Promoção do Trabalho Decente, Emprego e Renda	40000 - Ministério do Trabalho e Emprego	8.346.522
6908	Fomento à Educação em Saúde Ambiental voltada à Promoção da Saúde	2322	Saneamento Básico	36000 - Ministério da Saúde	7.472.514
2B12	Fomento à Inclusão Produtiva	2310	Promoção do Trabalho Decente, Emprego e Renda	40000 - Ministério do Trabalho e Emprego	8.505.158
20K2	Fomento à Pesquisa e ao Desenvolvimento Tecnológico, com vistas ao Aprimoramento e à Sustentabilidade dos Serviços e Ações de Saúde Ambiental	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	4.228.933
20GK	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000 - Ministério da Educação	100.000
21BG	Formação e Provisão de Profissionais para a Atenção Primária à Saúde	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	4.118.598.591
8708	Fortalecimento da Auditoria do Sistema Único de Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	12.120.857
21GU	Fortalecimento da Educação e da Formação em Saúde	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000 - Ministério da Educação	14.062.322
8636	Fortalecimento da Inovação em produtos, serviços tecnológicos e conectividade no Complexo Econômico-Industrial da Saúde	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	157.545.445
20T6	Fortalecimento da Saúde Ambiental para Redução dos Riscos à Saúde Humana	5123	Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	7.016.472
21ED	Fortalecimento do Programa Nacional de Genômica e Saúde Pública de Precisão - Genomas Brasil	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	185.347.580
20YJ	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente	5123	Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	334.940.115
21IJ	Fortalecimento dos Conselhos do Trabalho, Emprego e Renda	2310	Promoção do Trabalho Decente, Emprego e Renda	40000 - Ministério do Trabalho e Emprego	2.628.335
2016	Funcionamento do Conselho Nacional de Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	28.728.877

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*

Recursos de todas as fontes.

Ação		Programa		Órgão		Valor
8249	Funcionamento dos Conselhos de Assistência Social	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	6.354.070
6182	Funcionamento e Fortalecimento do Sistema de Ouvidorias do SUS	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000	- Ministério da Saúde	25.577.967
4086	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino	5113	Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade	26000	- Ministério da Educação	552.455.220
2589	Gestão, Administração e Operacionalização de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	8.540.918
21EL	Gestão, Administração e Operacionalização do Programa Bolsa Família	5128	Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	21.387.061
21FS	Gestão das Políticas de Previdência Social	0032	Programa de Gestão e Manutenção do Poder Executivo	33000	- Ministério da Previdência Social	1.550.158
21EC	Gestão de Programas e Projetos de Cooperação Técnica	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000	- Ministério da Saúde	24.116.067
20JT	Gestão do Sistema Nacional de Emprego - Sine	2310	Promoção do Trabalho Decente, Emprego e Renda	40000	- Ministério do Trabalho e Emprego	51.786.105
21FU	Gestão e Apoio Operacional ao Fundo de Amparo ao Trabalhador - FAT	2310	Promoção do Trabalho Decente, Emprego e Renda	40000	- Ministério do Trabalho e Emprego	19.184.759
21C9	Implantação, ampliação ou melhoria de ações e serviços sustentáveis de saneamento básico em pequenas comunidades rurais (localidades de pequeno porte) ou em comunidades tradicionais (remanescentes de quilombos)	2322	Saneamento Básico	36000	- Ministério da Saúde	152.838.065
21CH	Implantação de Melhorias Habitacionais para Controle da Doença de Chagas	5123	Vigilância em Saúde e Ambiente	36000	- Ministério da Saúde	18.534.759
21CF	Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000	- Ministério da Saúde	134.303.398
169C	Implantação do Primeiro Hospital Inteligente do Brasil	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	419.000.000
20QI	Implantação e Manutenção da Força Nacional do Sistema Único de Saúde (FN-SUS)	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	9.267.380
21CG	Implantação e Melhoria de Serviços de Drenagem e Manejo das Águas Pluviais Urbanas para Prevenção e Controle de Doenças e Agravos	2322	Saneamento Básico	36000	- Ministério da Saúde	2.594.867
21IA	Implementação de novas tecnologias para a vigilância e o controle do aedes aegypti	5123	Vigilância em Saúde e Ambiente	36000	- Ministério da Saúde	111.208.548
21CD	Implementação de Políticas de Atenção Especializada à Saúde	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	158.621.224
21CE	Implementação de Políticas de Atenção Primária à Saúde	5119	Atenção Primária à Saúde	36000	- Ministério da Saúde	308.681.161
8948	Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	443.647.640
00NS	Inativos da Polícia Militar e do Corpo de Bombeiros do Distrito Federal	0903	Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica	73000	- Transferências a Estados, Distrito Federal e Municípios	4.071.183.787
00QN	Inativos e Pensionistas da Polícia Civil do Distrito Federal	0903	Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica	73000	- Transferências a Estados, Distrito Federal e Municípios	1.639.954.128
20AB	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária	5123	Vigilância em Saúde e Ambiente	36000	- Ministério da Saúde	273.000.000
20GD	Inclusão Produtiva Rural	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	99.849.215
2E90	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas	5118	Atenção Especializada à Saúde	36000	- Ministério da Saúde	12.850.877.963

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
2E89	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	12.097.573.102
0739	Indenização a Anistiados Políticos	0909	Operações Especiais: Outros Encargos Especiais	71000 - Encargos Financeiros da União	20.000.000
				52000 - Ministério da Defesa	597.153.427
				46000 - Ministério da Gestão e da Inovação em Serviços Públicos	730.125.037
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	94.517.865
21DX	Manutenção de Contratos de Gestão com a Agência Brasileira de Apoio à Gestão do SUS (AGSUS)	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	3.468.614.056
8327	Manutenção de Serviço Laboratorial de Referência para o Controle de Doenças	5123	Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	30.641.321
20YR	Manutenção e Funcionamento do Programa Farmácia Popular do Brasil Pelo Sistema de Gratuidade	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000 - Ministério da Saúde	6.023.796.317
21DA	Modernização de Unidades da Fundação Oswaldo Cruz	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	304.237.295
6881	Modernização e Desenvolvimento de Sistemas de Informação da FUNASA	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	21.314.973
8753	Monitoramento, Avaliação e Gestão da Informação Estratégica em Saúde	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	10.194.118
21CP	Operacionalização do Auxílio Emergencial para Enfrentamento da Emergência de Saúde Pública de Importância Internacional Decorrente do Coronavírus (Covid-19)	5128	Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	3.199.890
20SP	Operacionalização do Sistema Nacional de Transplantes	5118	Atenção Especializada à Saúde	36000 - Ministério da Saúde	44.483.420
20AH	Organização dos Serviços de Assistência Farmacêutica no SUS	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000 - Ministério da Saúde	159.862.290
8893	Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	9.395.895
4907	Ouvidoria Geral do Ministério do Desenvolvimento, Assistência Social, Família e Combate à Fome	0032	Programa de Gestão e Manutenção do Poder Executivo	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	27.752.137
00SA	Pagamento de honorários periciais nas ações em que o INSS figure como parte	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	33000 - Ministério da Previdência Social	537.233.099
09LP	Participação da União no Capital Social - Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS	0909	Operações Especiais: Outros Encargos Especiais	36000 - Ministério da Saúde	250.000.000
00Q2	Pensionistas da Polícia Militar e do Corpo de Bombeiros do Distrito Federal	0903	Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica	73000 - Transferências a Estados, Distrito Federal e Municípios	970.004.999
0179	Pensões Militares da União	0032	Programa de Gestão e Manutenção do Poder Executivo	52000 - Ministério da Defesa	28.611.258.596
				73000 - Transferências a Estados, Distrito Federal e Municípios	1.106.221.113
21BF	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	585.993.135
20QF	Pesquisas, Ensino e Inovações Tecnológicas em Saúde, Primatologia, Meio Ambiente e Medicina Tropical	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	83.411.540
219A	Piso de Atenção Primária à Saúde	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	26.794.400.000
20K1	Plataformas para o Desenvolvimento Tecnológico em Saúde	5120	Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde	36000 - Ministério da Saúde	18.534.760
20Q7	Preservação do Patrimônio Histórico e Cultural de Ciência e da Saúde na Fiocruz	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	14.886.776

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII.

Valores em R$1,00.
Recursos de todas as fontes.

Ação		Programa		Órgão		Valor
8715	Preservação, Organização, Disseminação e Acesso ao Conhecimento e ao Patrimônio Cultural da Saúde			36000	- Ministério da Saúde	15.827.074
20XT	Prestação de Serviços Médicos Hospitalares e Desenvolvimento de Pesquisas Médicas do Hospital das Forças Armadas	0032	Programa de Gestão e Manutenção do Poder Executivo	52000	- Ministério da Defesa	69.636.113
217M	Primeira Infância no SUAS - Criança Feliz	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	308.841.617
2583	Processamento de Dados, Gestão de Informações e Desenvolvimento de Soluções Tecnológicas Digitais para Gestão de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	39.685.554
2522	Produção de Fármacos, Medicamentos e Fitoterápicos	0032	Programa de Gestão e Manutenção do Poder Executivo	52000	- Ministério da Defesa	700.000
4923	Produção e Disseminação de Dados para Gestão de Políticas do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	5129	Inclusão de Famílias em Situação de Vulnerabilidade no Cadastro Único e Produção de Informações e Conhecimento para políticas sociais	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	4.773.995
20AE	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000	- Ministério da Saúde	3.357.200.000
4705	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000	- Ministério da Saúde	16.777.000.000
4368	Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico	5117	Qualificação da Assistência Farmacêutica no Sistema Único de Saúde	36000	- Ministério da Saúde	517.315.000
20GG	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo)	5127	Inclusão Socioeconômica do Público do Cadastro Único	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	67.554.582
2784	Promoção do Consumo e de Ações de Alimentação Adequada e Saudável	5133	Segurança Alimentar e Nutricional e Combate à Fome	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	9.033.187
21FZ	Promoção e Defesa dos Direitos da Pessoa Idosa	5815	Promoção do Direito de Envelhecer e dos Direitos Humanos da Pessoa Idosa	81000	- Ministério dos Direitos Humanos e da Cidadania	3.932.208
21G0	Promoção e Defesa dos Direitos de Crianças e Adolescentes	5816	Promoção e Proteção Integral dos Direitos Humanos de Crianças e Adolescentes com absoluta prioridade	81000	- Ministério dos Direitos Humanos e da Cidadania	18.154.087
20YP	Promoção, Proteção e Recuperação da Saúde Indígena	5122	Saúde Indígena	36000	- Ministério da Saúde	1.379.543.074
21H0	Proteção Socioassistencial em Emergências e Calamidades Públicas	5131	Proteção Social pelo Sistema Único de Assistência Social (SUAS)	55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	23.785.994
4641	Publicidade de Utilidade Pública	0032	Programa de Gestão e Manutenção do Poder Executivo	33000	- Ministério da Previdência Social	5.560.428
				36000	- Ministério da Saúde	266.715.168
				55000	- Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	89.611.769
4339	Qualificação da Regulação e Fiscalização da Saúde Suplementar	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000	- Ministério da Saúde	28.207.936
20Z1	Qualificação Social e Profissional de Trabalhadores	2310	Promoção do Trabalho Decente, Emprego e Renda	40000	- Ministério do Trabalho e Emprego	106.166.631
2591	Reconhecimento de Direitos de Benefícios Previdenciários	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000	- Ministério da Previdência Social	60.000.000
00XW	Reestruturação dos Serviços em Saúde para os Municípios atingidos pelo Rompimento da Barragem de Fundão - Fundo Rio Doce	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000	- Ministério da Saúde	263.079.376

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação		Programa		Órgão	Valor
0Z00	Reserva de Contingência - Financeira	0999	Reserva de Contingência	33000 - Ministério da Previdência Social	11.600.927
				36000 - Ministério da Saúde	73.400.345
0Z01	Reserva de Contingência Fiscal - Primária	0999	Reserva de Contingência	36000 - Ministério da Saúde	213.596.954
6149	Residência de Profissionais de Saúde - SUS	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	28.728.876
21CJ	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos	5122	Saúde Indígena	36000 - Ministério da Saúde	130.098.957
00H4	Seguro Desemprego	2310	Promoção do Trabalho Decente, Emprego e Renda	40000 - Ministério do Trabalho e Emprego	63.419.666.850
0022	Sentenças Judiciais Devidas por Empresas Estatais	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	26000 - Ministério da Educação	50.932.184
				36000 - Ministério da Saúde	4.257.618
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	26000 - Ministério da Educação	22.446.255
				33000 - Ministério da Previdência Social	29.190.019.212
				36000 - Ministério da Saúde	21.225.278
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	8.229.194.120
				40000 - Ministério do Trabalho e Emprego	91.983.348
0005	Sentenças Judiciais Transitadas em Julgado (Precatórios)	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	33000 - Ministério da Previdência Social	1.990.331.759
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	44.255.689
00WU	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite	0901	Operações Especiais: Cumprimento de Sentenças Judiciais	33000 - Ministério da Previdência Social	22.801.863.587
				36000 - Ministério da Saúde	4.742.962.949
				55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	507.007.021
				40000 - Ministério do Trabalho e Emprego	116.241
2578	Serviço de Perícia Médica	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	6.079.041
2292	Serviço de Processamento de Dados de Benefícios Previdenciários	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	448.812.991
2585	Serviço de Reabilitação Profissional	2314	Previdência Social: Promoção, Garantia de Direitos e Cidadania	33000 - Ministério da Previdência Social	50.000.000
6414	Sistema Nacional para Identificação e Seleção de Público-Alvo para os Programas Sociais do Governo Federal - Cadastro Único	5129	Inclusão de Famílias em Situação de Vulnerabilidade no Cadastro Único e Produção de Informações e Conhecimento para políticas sociais	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	246.288.890
20YN	Sistemas de Tecnologia de Informação e Comunicação para a Saúde (e-Saude)	5121	Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	445.998.633
00WN	Subvenção Econômica de Estruturadores de Negócios (Programa Acredita no Primeiro Passo - Lei nº 14.995, de 10 de outubro de 2024)	5127	Inclusão Socioeconômica do Público do Cadastro Único	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	58.384.488
00UC	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde	5119	Atenção Primária à Saúde	36000 - Ministério da Saúde	11.709.000.000
00UB	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias	5123	Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	2.903.000.000
8442	Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família	5128	Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas	55000 - Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome	158.632.791.717

Quadro 13
Ações da Seguridade Social, respectivos Programas e Órgão Orçamentário

LDO-2026, Anexo I, Inciso XIII. *Valores em R$1,00.*
Recursos de todas as fontes.

Ação	Programa	Órgão	Valor
21GM Transformação Digital no SUS	5121 Gestão, Trabalho, Educação e Transformação Digital na Saúde	36000 - Ministério da Saúde	555.379.635
8719 Vigilância Sanitária de Produtos, Serviços e Ambientes	5123 Vigilância em Saúde e Ambiente	36000 - Ministério da Saúde	95.239.737
TOTAL			**1.978.541.417.049**

Quadro 14A - Consolidação das programações condicionadas por programa, função, subfunção, UO e GND

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*
Recursos de todas as fontes.

Quadro Síntese

Código/Especificação		LOA 2025	PLO 2026	LOA 2026
Total		228.533.470.465	313.487.700.808	288.095.342.537
Programa				
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.800.000.000	0	0
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	33.299.999.999	0	0
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	150.733.470.466	243.487.700.808	218.095.342.537
5128	BOLSA FAMÍLIA: PROTEÇÃO SOCIAL POR MEIO DA TRANSFERÊNCIA DE RENDA E DA ARTICULAÇÃO DE POLÍTICAS PÚBLICAS	40.700.000.000	40.000.000.000	40.000.000.000
5131	PROTEÇÃO SOCIAL PELO SISTEMA ÚNICO DE ASSISTÊNCIA SOCIAL (SUAS)	0	30.000.000.000	30.000.000.000
Funcao				
08	ASSISTÊNCIA SOCIAL	40.700.000.000	70.000.000.000	70.000.000.000
09	PREVIDÊNCIA SOCIAL	154.533.470.466	243.487.700.808	218.095.342.537
28	ENCARGOS ESPECIAIS	33.299.999.999	0	0
Subfuncao				
241	ASSISTÊNCIA À PESSOA IDOSA	0	13.000.000.000	13.000.000.000
242	ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	0	17.000.000.000	17.000.000.000
246	SEGURANÇA DE RENDA	40.700.000.000	40.000.000.000	40.000.000.000
271	PREVIDÊNCIA BÁSICA	150.733.470.466	243.487.700.808	218.095.342.537
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	3.800.000.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	33.299.999.999	0	0
UO				
33904	FUNDO DO REGIME GERAL DE PREVIDÊNCIA SOCIAL	164.184.959.505	243.487.700.808	218.095.342.537
55101	MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA	40.700.000.000	40.000.000.000	40.000.000.000
55901	FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL	2.169.021.006	30.000.000.000	30.000.000.000
GND				
1	PESSOAL E ENCARGOS SOCIAIS	6.880.819.720	0	0
3	OUTRAS DESPESAS CORRENTES	221.652.650.745	313.487.700.808	288.095.342.537

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
9444			**288.095.342.537**					**288.095.342.537**
Total	**0**	**0**	**288.095.342.537**	**0**	**0**	**0**	**0**	**288.095.342.537**

Quadro 14B - Detalhamento das Programações Condicionadas por UO

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33904 FUNDO DO REGIME GERAL DE PREVIDÊNCIA SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	180.686.118.091	164.184.959.505	243.487.700.808	218.095.342.537
Programa						
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	13.451.489.039	13.451.489.039	0	0
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	0	167.234.629.052	150.733.470.466	243.487.700.808	218.095.342.537
Funcao						
09	PREVIDÊNCIA SOCIAL	0	167.234.629.052	150.733.470.466	243.487.700.808	218.095.342.537
28	ENCARGOS ESPECIAIS	0	13.451.489.039	13.451.489.039	0	0
Subfuncao						
271	PREVIDÊNCIA BÁSICA	0	167.234.629.052	150.733.470.466	243.487.700.808	218.095.342.537
846	OUTROS ENCARGOS ESPECIAIS	0	13.451.489.039	13.451.489.039	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	0	180.686.118.091	164.184.959.505	243.487.700.808	218.095.342.537

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
9444			**218.095.342.537**					**218.095.342.537**
Total	**0**	**0**	**218.095.342.537**	**0**	**0**	**0**	**0**	**218.095.342.537**

Quadro 14B - Detalhamento das Programações Condicionadas por UO

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33904 FUNDO DO REGIME GERAL DE PREVIDÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2314	**Previdência Social: Promoção, Garantia de Direitos e Cidadania**								**218.095.342.537**
	Operação Especial								**218.095.342.537**
2314 **00SJ**	**Benefícios Previdenciários**	09 271							**218.095.342.537**
2314 00SJ **0001**	Benefícios Previdenciários - **Nacional**								218.095.342.537
			S	3-ODC	1	90	0	9444	218.095.342.537
Total									**218.095.342.537**

Quadro 14B - Detalhamento das Programações Condicionadas por UO

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	40.700.000.000	40.700.000.000	40.000.000.000	40.000.000.000
Programa						
5128	BOLSA FAMÍLIA: PROTEÇÃO SOCIAL POR MEIO DA TRANSFERÊNCIA DE RENDA E DA ARTICULAÇÃO DE POLÍTICAS PÚBLICAS	0	40.700.000.000	40.700.000.000	40.000.000.000	40.000.000.000
Funcao						
08	ASSISTÊNCIA SOCIAL	0	40.700.000.000	40.700.000.000	40.000.000.000	40.000.000.000
Subfuncao						
246	SEGURANÇA DE RENDA	0	40.700.000.000	40.700.000.000	40.000.000.000	40.000.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	0	40.700.000.000	40.700.000.000	40.000.000.000	40.000.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
9444			**40.000.000.000**					**40.000.000.000**
Total	**0**	**0**	**40.000.000.000**	**0**	**0**	**0**	**0**	**40.000.000.000**

Quadro 14B - Detalhamento das Programações Condicionadas por UO

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5128	**Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas**								**40.000.000.000**
	Atividade								**40.000.000.000**
5128 **8442**	**Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família**	08 246							**40.000.000.000**
5128 8442 **0001**	Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família - **Nacional** Família atendida (unidade): 19.900.000								40.000.000.000
			S	3-ODC	1	90	0	9444	40.000.000.000
Total									**40.000.000.000**

Quadro 14B - Detalhamento das Programações Condicionadas por UO

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	2.169.021.006	2.169.021.006	30.000.000.000	30.000.000.000
Programa						
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	2.169.021.006	2.169.021.006	0	0
5131	PROTEÇÃO SOCIAL PELO SISTEMA ÚNICO DE ASSISTÊNCIA SOCIAL (SUAS)	0	0	0	30.000.000.000	30.000.000.000
Funcao						
08	ASSISTÊNCIA SOCIAL	0	0	0	30.000.000.000	30.000.000.000
28	ENCARGOS ESPECIAIS	0	2.169.021.006	2.169.021.006	0	0
Subfuncao						
241	ASSISTÊNCIA À PESSOA IDOSA	0	0	0	13.000.000.000	13.000.000.000
242	ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	0	0	0	17.000.000.000	17.000.000.000
846	OUTROS ENCARGOS ESPECIAIS	0	2.169.021.006	2.169.021.006	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	0	2.169.021.006	2.169.021.006	30.000.000.000	30.000.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
9444			**30.000.000.000**					**30.000.000.000**
Total	**0**	**0**	**30.000.000.000**	**0**	**0**	**0**	**0**	**30.000.000.000**

Quadro 14B - Detalhamento das Programações Condicionadas por UO

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131	**Proteção Social pelo Sistema Único de Assistência Social (SUAS)**								**30.000.000.000**
	Operação Especial								**30.000.000.000**
5131 **00H5**	**Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade**	08 241							**13.000.000.000**
5131 00H5 **0001**	Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade - **Nacional** Beneficiário atendido (unidade): 2.804.869								13.000.000.000
			S	3-ODC	1	90	0	9444	13.000.000.000
5131 **00IN**	**Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez**	08 242							**17.000.000.000**
5131 00IN **0001**	Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez - **Nacional** Beneficiário atendido (unidade): 3.354.841								17.000.000.000
			S	3-ODC	1	90	0	9444	17.000.000.000
Total									**30.000.000.000**

II - RECEITA DOS ORÇAMENTOS FISCAL E DA SEGURIDADE SOCIAL

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.0.0.0.00.00	**Receitas Correntes**			**1.687.379.060.630**	**1.571.326.411.307**	**3.258.705.471.937**
1.1.0.0.00.00	**Impostos, Taxas e Contribuições de Melhoria**			**1.258.792.034.154**	**659.245.085**	**1.259.451.279.239**
1.1.1.0.00.00	Impostos			1.249.641.861.002		1.249.641.861.002
1.1.1.1.00.00	Impostos sobre o Comércio Exterior			117.193.673.397		117.193.673.397
1.1.1.1.01.00	Imposto sobre a Importação			117.186.804.654		117.186.804.654
1.1.1.1.01.01	*Imposto sobre a Importação - Principal*			*117.001.960.984*		*117.001.960.984*
		1000	*P*	*116.841.960.984*	*0*	*116.841.960.984*
		9000	*P*	*160.000.000*	*0*	*160.000.000*
1.1.1.1.01.02	*Imposto sobre a Importação - Multas e Juros*			*179.215.709*		*179.215.709*
		1032	*P*	*179.215.709*	*0*	*179.215.709*
1.1.1.1.01.03	*Imposto sobre a Importação - Dívida Ativa*			*1.159.575*		*1.159.575*
		1000	*P*	*1.159.575*	*0*	*1.159.575*
1.1.1.1.01.07	*Imposto sobre a Importação - Multas da Dívida Ativa*			*379.015*		*379.015*
		1032	*P*	*379.015*	*0*	*379.015*
1.1.1.1.01.08	*Imposto sobre a Importação - Juros da Dívida Ativa*			*4.089.371*		*4.089.371*
		1031	*P*	*4.089.371*	*0*	*4.089.371*
1.1.1.1.02.00	Imposto sobre a Exportação			6.868.743		6.868.743
1.1.1.1.02.01	*Imposto sobre a Exportação - Principal*			*6.868.743*		*6.868.743*
		1000	*P*	*6.868.743*	*0*	*6.868.743*
1.1.1.2.00.00	Impostos sobre o Patrimônio			4.110.025.950		4.110.025.950
1.1.1.2.01.00	Imposto sobre a Propriedade Territorial Rural			4.110.025.950		4.110.025.950
1.1.1.2.01.11	*Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Principal*			*3.400.703.406*		*3.400.703.406*
		1206	*P*	*3.400.703.406*	*0*	*3.400.703.406*
1.1.1.2.01.12	*Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Multas e Juros*			*247.909.355*		*247.909.355*
		1206	*P*	*247.909.355*	*0*	*247.909.355*
1.1.1.2.01.13	*Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Dívida Ativa*			*15.588.194*		*15.588.194*
		1206	*P*	*15.588.194*	*0*	*15.588.194*
1.1.1.2.01.17	*Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Multas da Dívida Ativa*			*12.592.989*		*12.592.989*
		1206	*P*	*12.592.989*	*0*	*12.592.989*
1.1.1.2.01.18	*Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Juros da Dívida Ativa*			*22.229.409*		*22.229.409*
		1206	*P*	*22.229.409*	*0*	*22.229.409*
1.1.1.2.01.21	*Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Principal*			*377.855.934*		*377.855.934*
		1000	*P*	*188.927.967*	*0*	*188.927.967*
		1206	*P*	*188.927.967*	*0*	*188.927.967*
1.1.1.2.01.22	*Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Multas e Juros*			*27.545.484*		*27.545.484*
		1032	*P*	*13.772.742*	*0*	*13.772.742*
		1206	*P*	*13.772.742*	*0*	*13.772.742*
1.1.1.2.01.23	*Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Dívida Ativa*			*1.732.023*		*1.732.023*
		1000	*P*	*866.011*	*0*	*866.011*
		1206	*P*	*866.012*	*0*	*866.012*
1.1.1.2.01.27	*Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Multas da Dívida Ativa*			*1.399.222*		*1.399.222*
		1032	*P*	*699.611*	*0*	*699.611*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1206	*P*	*699.611*	*0*	*699.611*
1.1.1.2.01.28	*Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Juros da Dívida Ativa*			*2.469.934*		*2.469.934*
		1031	*P*	*1.234.967*	*0*	*1.234.967*
		1206	*P*	*1.234.967*	*0*	*1.234.967*
1.1.1.3.00.00	Impostos sobre a Renda e Proventos de Qualquer Natureza			924.907.477.898		924.907.477.898
1.1.1.3.01.00	Imposto sobre a Renda de Pessoa Física - IRPF			85.439.705.865		85.439.705.865
1.1.1.3.01.01	*Imposto sobre a Renda de Pessoa Física - IRPF - Principal*			*80.589.449.363*		*80.589.449.363*
		1000	*P*	*40.294.724.682*	*0*	*40.294.724.682*
		1201	*P*	*20.550.309.588*	*0*	*20.550.309.588*
		1202	*P*	*17.326.731.613*	*0*	*17.326.731.613*
		1207	*P*	*483.536.696*	*0*	*483.536.696*
		1208	*P*	*483.536.696*	*0*	*483.536.696*
		1209	*P*	*725.305.044*	*0*	*725.305.044*
		1210	*P*	*725.305.044*	*0*	*725.305.044*
1.1.1.3.01.02	*Imposto sobre a Renda de Pessoa Física - IRPF - Multas e Juros*			*3.724.950.957*		*3.724.950.957*
		1032	*P*	*1.862.475.477*	*0*	*1.862.475.477*
		1201	*P*	*949.862.494*	*0*	*949.862.494*
		1202	*P*	*800.864.456*	*0*	*800.864.456*
		1207	*P*	*22.349.706*	*0*	*22.349.706*
		1208	*P*	*22.349.706*	*0*	*22.349.706*
		1209	*P*	*33.524.559*	*0*	*33.524.559*
		1210	*P*	*33.524.559*	*0*	*33.524.559*
1.1.1.3.01.03	*Imposto sobre a Renda de Pessoa Física - IRPF - Dívida Ativa*			*275.318.216*		*275.318.216*
		1000	*P*	*137.659.109*	*0*	*137.659.109*
		1201	*P*	*70.206.145*	*0*	*70.206.145*
		1202	*P*	*59.193.416*	*0*	*59.193.416*
		1207	*P*	*1.651.909*	*0*	*1.651.909*
		1208	*P*	*1.651.909*	*0*	*1.651.909*
		1209	*P*	*2.477.864*	*0*	*2.477.864*
		1210	*P*	*2.477.864*	*0*	*2.477.864*
1.1.1.3.01.07	*Imposto sobre a Renda de Pessoa Física - IRPF - Multas da Dívida Ativa*			*318.698.335*		*318.698.335*
		1032	*P*	*159.349.168*	*0*	*159.349.168*
		1201	*P*	*81.268.075*	*0*	*81.268.075*
		1202	*P*	*68.520.142*	*0*	*68.520.142*
		1207	*P*	*1.912.190*	*0*	*1.912.190*
		1208	*P*	*1.912.190*	*0*	*1.912.190*
		1209	*P*	*2.868.285*	*0*	*2.868.285*
		1210	*P*	*2.868.285*	*0*	*2.868.285*
1.1.1.3.01.08	*Imposto sobre a Renda de Pessoa Física - IRPF - Juros da Dívida Ativa*			*531.288.994*		*531.288.994*
		1031	*P*	*265.644.497*	*0*	*265.644.497*
		1201	*P*	*135.478.693*	*0*	*135.478.693*
		1202	*P*	*114.227.134*	*0*	*114.227.134*
		1207	*P*	*3.187.734*	*0*	*3.187.734*
		1208	*P*	*3.187.734*	*0*	*3.187.734*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1209	*P*	*4.781.601*	*0*	*4.781.601*
		1210	*P*	*4.781.601*	*0*	*4.781.601*
1.1.1.3.02.00	Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos			330.902.444.073		330.902.444.073
1.1.1.3.02.01	*Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal*			*322.062.203.594*		*322.062.203.594*
		1000	*P*	*157.409.042.972*	*0*	*157.409.042.972*
		1201	*P*	*80.278.611.916*	*0*	*80.278.611.916*
		1202	*P*	*67.685.888.479*	*0*	*67.685.888.479*
		1207	*P*	*1.888.908.516*	*0*	*1.888.908.516*
		1208	*P*	*1.888.908.516*	*0*	*1.888.908.516*
		1209	*P*	*2.833.362.774*	*0*	*2.833.362.774*
		1210	*P*	*2.833.362.774*	*0*	*2.833.362.774*
		9000	*P*	*3.622.058.823*	*0*	*3.622.058.823*
		9201	*P*	*1.847.250.000*	*0*	*1.847.250.000*
		9202	*P*	*1.557.485.294*	*0*	*1.557.485.294*
		9207	*P*	*43.464.706*	*0*	*43.464.706*
		9208	*P*	*43.464.706*	*0*	*43.464.706*
		9209	*P*	*65.197.059*	*0*	*65.197.059*
		9210	*P*	*65.197.059*	*0*	*65.197.059*
1.1.1.3.02.02	*Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas e Juros*			*6.162.271.703*		*6.162.271.703*
		1032	*P*	*3.081.135.853*	*0*	*3.081.135.853*
		1201	*P*	*1.571.379.284*	*0*	*1.571.379.284*
		1202	*P*	*1.324.888.416*	*0*	*1.324.888.416*
		1207	*P*	*36.973.630*	*0*	*36.973.630*
		1208	*P*	*36.973.630*	*0*	*36.973.630*
		1209	*P*	*55.460.445*	*0*	*55.460.445*
		1210	*P*	*55.460.445*	*0*	*55.460.445*
1.1.1.3.02.03	*Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Dívida Ativa*			*935.244.563*		*935.244.563*
		1000	*P*	*467.622.282*	*0*	*467.622.282*
		1201	*P*	*238.487.364*	*0*	*238.487.364*
		1202	*P*	*201.077.581*	*0*	*201.077.581*
		1207	*P*	*5.611.467*	*0*	*5.611.467*
		1208	*P*	*5.611.467*	*0*	*5.611.467*
		1209	*P*	*8.417.201*	*0*	*8.417.201*
		1210	*P*	*8.417.201*	*0*	*8.417.201*
1.1.1.3.02.07	*Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Multas da Dívida Ativa*			*548.400.946*		*548.400.946*
		1032	*P*	*274.200.472*	*0*	*274.200.472*
		1201	*P*	*139.842.241*	*0*	*139.842.241*
		1202	*P*	*117.906.203*	*0*	*117.906.203*
		1207	*P*	*3.290.406*	*0*	*3.290.406*
		1208	*P*	*3.290.406*	*0*	*3.290.406*
		1209	*P*	*4.935.609*	*0*	*4.935.609*
		1210	*P*	*4.935.609*	*0*	*4.935.609*
1.1.1.3.02.08	*Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Juros da Dívida Ativa*			*1.194.323.267*		*1.194.323.267*
		1031	*P*	*597.161.634*	*0*	*597.161.634*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1201	*P*	*304.552.433*	*0*	*304.552.433*
		1202	*P*	*256.779.502*	*0*	*256.779.502*
		1207	*P*	*7.165.940*	*0*	*7.165.940*
		1208	*P*	*7.165.940*	*0*	*7.165.940*
		1209	*P*	*10.748.909*	*0*	*10.748.909*
		1210	*P*	*10.748.909*	*0*	*10.748.909*
1.1.1.3.03.00	Imposto sobre a Renda - Retido na Fonte			508.565.327.960		508.565.327.960
1.1.1.3.03.11	*Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal*			*212.338.830.841*		*212.338.830.841*
		1000	*P*	*106.169.415.420*	*0*	*106.169.415.420*
		1201	*P*	*54.146.401.864*	*0*	*54.146.401.864*
		1202	*P*	*45.652.848.631*	*0*	*45.652.848.631*
		1207	*P*	*1.274.032.985*	*0*	*1.274.032.985*
		1208	*P*	*1.274.032.985*	*0*	*1.274.032.985*
		1209	*P*	*1.911.049.478*	*0*	*1.911.049.478*
		1210	*P*	*1.911.049.478*	*0*	*1.911.049.478*
1.1.1.3.03.12	*Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros*			*1.700.677.546*		*1.700.677.546*
		1032	*P*	*850.338.774*	*0*	*850.338.774*
		1201	*P*	*433.672.774*	*0*	*433.672.774*
		1202	*P*	*365.645.672*	*0*	*365.645.672*
		1207	*P*	*10.204.065*	*0*	*10.204.065*
		1208	*P*	*10.204.065*	*0*	*10.204.065*
		1209	*P*	*15.306.098*	*0*	*15.306.098*
		1210	*P*	*15.306.098*	*0*	*15.306.098*
1.1.1.3.03.13	*Imposto sobre a Renda - Retido na Fonte - Trabalho - Dívida Ativa*			*671.748.877*		*671.748.877*
		1000	*P*	*335.874.438*	*0*	*335.874.438*
		1201	*P*	*171.295.964*	*0*	*171.295.964*
		1202	*P*	*144.426.009*	*0*	*144.426.009*
		1207	*P*	*4.030.493*	*0*	*4.030.493*
		1208	*P*	*4.030.493*	*0*	*4.030.493*
		1209	*P*	*6.045.740*	*0*	*6.045.740*
		1210	*P*	*6.045.740*	*0*	*6.045.740*
1.1.1.3.03.17	*Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas da Dívida Ativa*			*103.217.077*		*103.217.077*
		1032	*P*	*51.608.538*	*0*	*51.608.538*
		1201	*P*	*26.320.355*	*0*	*26.320.355*
		1202	*P*	*22.191.672*	*0*	*22.191.672*
		1207	*P*	*619.302*	*0*	*619.302*
		1208	*P*	*619.302*	*0*	*619.302*
		1209	*P*	*928.954*	*0*	*928.954*
		1210	*P*	*928.954*	*0*	*928.954*
1.1.1.3.03.18	*Imposto sobre a Renda - Retido na Fonte - Trabalho - Juros da Dívida Ativa*			*219.672.386*		*219.672.386*
		1031	*P*	*109.836.195*	*0*	*109.836.195*
		1201	*P*	*56.016.458*	*0*	*56.016.458*
		1202	*P*	*47.229.563*	*0*	*47.229.563*
		1207	*P*	*1.318.034*	*0*	*1.318.034*
		1208	*P*	*1.318.034*	*0*	*1.318.034*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1209	*P*	*1.977.051*	*0*	*1.977.051*
		1210	*P*	*1.977.051*	*0*	*1.977.051*
1.1.1.3.03.21	*Imposto sobre a Renda - Retido na Fonte - Capital - Principal*			*179.328.459.498*		*179.328.459.498*
		1000	*P*	*89.664.229.750*	*0*	*89.664.229.750*
		1201	*P*	*45.728.757.172*	*0*	*45.728.757.172*
		1202	*P*	*38.555.618.792*	*0*	*38.555.618.792*
		1207	*P*	*1.075.970.757*	*0*	*1.075.970.757*
		1208	*P*	*1.075.970.757*	*0*	*1.075.970.757*
		1209	*P*	*1.613.956.135*	*0*	*1.613.956.135*
		1210	*P*	*1.613.956.135*	*0*	*1.613.956.135*
1.1.1.3.03.31	*Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal*			*90.005.826.088*		*90.005.826.088*
		1000	*P*	*45.002.913.043*	*0*	*45.002.913.043*
		1201	*P*	*22.951.485.652*	*0*	*22.951.485.652*
		1202	*P*	*19.351.252.609*	*0*	*19.351.252.609*
		1207	*P*	*540.034.957*	*0*	*540.034.957*
		1208	*P*	*540.034.957*	*0*	*540.034.957*
		1209	*P*	*810.052.435*	*0*	*810.052.435*
		1210	*P*	*810.052.435*	*0*	*810.052.435*
1.1.1.3.03.41	*Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal*			*24.114.443.911*		*24.114.443.911*
		1000	*P*	*12.057.221.957*	*0*	*12.057.221.957*
		1201	*P*	*6.149.183.197*	*0*	*6.149.183.197*
		1202	*P*	*5.184.605.441*	*0*	*5.184.605.441*
		1207	*P*	*144.686.663*	*0*	*144.686.663*
		1208	*P*	*144.686.663*	*0*	*144.686.663*
		1209	*P*	*217.029.995*	*0*	*217.029.995*
		1210	*P*	*217.029.995*	*0*	*217.029.995*
1.1.1.3.03.43	*Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Dívida Ativa*			*82.451.736*		*82.451.736*
		1000	*P*	*41.225.868*	*0*	*41.225.868*
		1201	*P*	*21.025.193*	*0*	*21.025.193*
		1202	*P*	*17.727.123*	*0*	*17.727.123*
		1207	*P*	*494.710*	*0*	*494.710*
		1208	*P*	*494.710*	*0*	*494.710*
		1209	*P*	*742.066*	*0*	*742.066*
		1210	*P*	*742.066*	*0*	*742.066*
1.1.1.4.00.00	Impostos sobre a Produção, Circulação e Serviços			99.964.835.516		99.964.835.516
1.1.1.4.01.00	Imposto sobre Produtos Industrializados - IPI			99.964.835.516		99.964.835.516
1.1.1.4.01.11	*Imposto sobre Produtos Industrializados - IPI - Fumo - Principal*			*11.606.243.625*		*11.606.243.625*
		1000	*P*	*4.642.497.449*	*0*	*4.642.497.449*
		1201	*P*	*2.959.592.124*	*0*	*2.959.592.124*
		1202	*P*	*2.495.342.379*	*0*	*2.495.342.379*
		1203	*P*	*1.160.624.363*	*0*	*1.160.624.363*
		1207	*P*	*69.637.462*	*0*	*69.637.462*
		1208	*P*	*69.637.462*	*0*	*69.637.462*
		1209	*P*	*104.456.193*	*0*	*104.456.193*
		1210	*P*	*104.456.193*	*0*	*104.456.193*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.1.1.4.01.12	*Imposto sobre Produtos Industrializados - IPI - Fumo - Multas e Juros*			*710.730*		*710.730*
		1032	*P*	*284.292*	*0*	*284.292*
		1201	*P*	*181.236*	*0*	*181.236*
		1202	*P*	*152.807*	*0*	*152.807*
		1203	*P*	*71.073*	*0*	*71.073*
		1207	*P*	*4.264*	*0*	*4.264*
		1208	*P*	*4.264*	*0*	*4.264*
		1209	*P*	*6.397*	*0*	*6.397*
		1210	*P*	*6.397*	*0*	*6.397*
1.1.1.4.01.21	*Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal*			*3.679.901.619*		*3.679.901.619*
		1000	*P*	*1.471.960.646*	*0*	*1.471.960.646*
		1201	*P*	*938.374.913*	*0*	*938.374.913*
		1202	*P*	*791.178.848*	*0*	*791.178.848*
		1203	*P*	*367.990.162*	*0*	*367.990.162*
		1207	*P*	*22.079.410*	*0*	*22.079.410*
		1208	*P*	*22.079.410*	*0*	*22.079.410*
		1209	*P*	*33.119.115*	*0*	*33.119.115*
		1210	*P*	*33.119.115*	*0*	*33.119.115*
1.1.1.4.01.31	*Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal*			*9.751.074.347*		*9.751.074.347*
		1000	*P*	*3.900.429.739*	*0*	*3.900.429.739*
		1201	*P*	*2.486.523.958*	*0*	*2.486.523.958*
		1202	*P*	*2.096.480.985*	*0*	*2.096.480.985*
		1203	*P*	*975.107.435*	*0*	*975.107.435*
		1207	*P*	*58.506.446*	*0*	*58.506.446*
		1208	*P*	*58.506.446*	*0*	*58.506.446*
		1209	*P*	*87.759.669*	*0*	*87.759.669*
		1210	*P*	*87.759.669*	*0*	*87.759.669*
1.1.1.4.01.41	*Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal*			*33.766.398.491*		*33.766.398.491*
		1000	*P*	*13.506.559.397*	*0*	*13.506.559.397*
		1201	*P*	*8.610.431.615*	*0*	*8.610.431.615*
		1202	*P*	*7.259.775.676*	*0*	*7.259.775.676*
		1203	*P*	*3.376.639.849*	*0*	*3.376.639.849*
		1207	*P*	*202.598.391*	*0*	*202.598.391*
		1208	*P*	*202.598.391*	*0*	*202.598.391*
		1209	*P*	*303.897.586*	*0*	*303.897.586*
		1210	*P*	*303.897.586*	*0*	*303.897.586*
1.1.1.4.01.42	*Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Multas e Juros*			*95.309.770*		*95.309.770*
		1032	*P*	*38.123.907*	*0*	*38.123.907*
		1201	*P*	*24.303.991*	*0*	*24.303.991*
		1202	*P*	*20.491.601*	*0*	*20.491.601*
		1203	*P*	*9.530.977*	*0*	*9.530.977*
		1207	*P*	*571.859*	*0*	*571.859*
		1208	*P*	*571.859*	*0*	*571.859*
		1209	*P*	*857.788*	*0*	*857.788*
		1210	*P*	*857.788*	*0*	*857.788*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.1.1.4.01.51	*Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal*			*39.446.553.029*		*39.446.553.029*
		1000	*P*	*14.802.621.213*	*0*	*14.802.621.213*
		1201	*P*	*9.436.671.023*	*0*	*9.436.671.023*
		1202	*P*	*7.956.408.901*	*0*	*7.956.408.901*
		1203	*P*	*3.700.655.303*	*0*	*3.700.655.303*
		1207	*P*	*222.039.318*	*0*	*222.039.318*
		1208	*P*	*222.039.318*	*0*	*222.039.318*
		1209	*P*	*333.058.977*	*0*	*333.058.977*
		1210	*P*	*333.058.977*	*0*	*333.058.977*
		9000	*P*	*975.999.999*	*0*	*975.999.999*
		9201	*P*	*622.200.000*	*0*	*622.200.000*
		9202	*P*	*524.600.000*	*0*	*524.600.000*
		9203	*P*	*244.000.000*	*0*	*244.000.000*
		9207	*P*	*14.640.000*	*0*	*14.640.000*
		9208	*P*	*14.640.000*	*0*	*14.640.000*
		9209	*P*	*21.960.000*	*0*	*21.960.000*
		9210	*P*	*21.960.000*	*0*	*21.960.000*
1.1.1.4.01.52	*Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas e Juros*			*922.870.269*		*922.870.269*
		1032	*P*	*369.148.107*	*0*	*369.148.107*
		1201	*P*	*235.331.919*	*0*	*235.331.919*
		1202	*P*	*198.417.108*	*0*	*198.417.108*
		1203	*P*	*92.287.027*	*0*	*92.287.027*
		1207	*P*	*5.537.222*	*0*	*5.537.222*
		1208	*P*	*5.537.222*	*0*	*5.537.222*
		1209	*P*	*8.305.832*	*0*	*8.305.832*
		1210	*P*	*8.305.832*	*0*	*8.305.832*
1.1.1.4.01.53	*Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Dívida Ativa*			*287.613.167*		*287.613.167*
		1000	*P*	*115.045.265*	*0*	*115.045.265*
		1201	*P*	*73.341.358*	*0*	*73.341.358*
		1202	*P*	*61.836.831*	*0*	*61.836.831*
		1203	*P*	*28.761.317*	*0*	*28.761.317*
		1207	*P*	*1.725.679*	*0*	*1.725.679*
		1208	*P*	*1.725.679*	*0*	*1.725.679*
		1209	*P*	*2.588.519*	*0*	*2.588.519*
		1210	*P*	*2.588.519*	*0*	*2.588.519*
1.1.1.4.01.57	*Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Multas da Dívida Ativa*			*101.780.726*		*101.780.726*
		1032	*P*	*40.712.290*	*0*	*40.712.290*
		1201	*P*	*25.954.085*	*0*	*25.954.085*
		1202	*P*	*21.882.856*	*0*	*21.882.856*
		1203	*P*	*10.178.073*	*0*	*10.178.073*
		1207	*P*	*610.684*	*0*	*610.684*
		1208	*P*	*610.684*	*0*	*610.684*
		1209	*P*	*916.027*	*0*	*916.027*
		1210	*P*	*916.027*	*0*	*916.027*
1.1.1.4.01.58	*Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Juros da Dívida Ativa*			*306.379.743*		*306.379.743*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1031	*P*	*122.551.898*	*0*	*122.551.898*
		1201	*P*	*78.126.834*	*0*	*78.126.834*
		1202	*P*	*65.871.645*	*0*	*65.871.645*
		1203	*P*	*30.637.974*	*0*	*30.637.974*
		1207	*P*	*1.838.278*	*0*	*1.838.278*
		1208	*P*	*1.838.278*	*0*	*1.838.278*
		1209	*P*	*2.757.418*	*0*	*2.757.418*
		1210	*P*	*2.757.418*	*0*	*2.757.418*
1.1.1.5.00.00	Impostos sobre Operações de Crédito, Câmbio e Seguro, ou Relativas a Títulos ou Valores Mobiliários			103.463.308.009		103.463.308.009
1.1.1.5.01.00	Imposto sobre Operações Financeiras incidente sobre o Ouro – IOF-Ouro			27.382.982		27.382.982
1.1.1.5.01.01	*Imposto sobre Operações Financeiras incidente sobre o Ouro – IOF-Ouro - Principal*			*27.382.982*		*27.382.982*
		1219	*P*	*27.382.982*	*0*	*27.382.982*
1.1.1.5.02.00	Imposto sobre Operações Financeiras - IOF - Demais Operações			103.435.925.027		103.435.925.027
1.1.1.5.02.01	*Imposto sobre Operações Financeiras - IOF - Demais Operações - Principal*			*103.203.553.116*		*103.203.553.116*
		1000	*P*	*103.203.553.116*	*0*	*103.203.553.116*
1.1.1.5.02.02	*Imposto sobre Operações Financeiras - IOF - Demais Operações - Multas e Juros*			*188.823.391*		*188.823.391*
		1032	*P*	*188.823.391*	*0*	*188.823.391*
1.1.1.5.02.03	*Imposto sobre Operações Financeiras - IOF - Demais Operações - Dívida Ativa*			*9.928.301*		*9.928.301*
		1000	*P*	*9.928.301*	*0*	*9.928.301*
1.1.1.5.02.07	*Imposto sobre Operações Financeiras - IOF - Demais Operações - Multas da Dívida Ativa*			*5.690.507*		*5.690.507*
		1032	*P*	*5.690.507*	*0*	*5.690.507*
1.1.1.5.02.08	*Imposto sobre Operações Financeiras - IOF - Demais Operações - Juros da Dívida Ativa*			*27.929.712*		*27.929.712*
		1031	*P*	*27.929.712*	*0*	*27.929.712*
1.1.1.9.00.00	Outros Impostos			2.540.232		2.540.232
1.1.1.9.99.00	Outros Impostos			2.540.232		2.540.232
1.1.1.9.99.02	*Outros Impostos - Multas e Juros*			*2.343.935*		*2.343.935*
		1032	*P*	*2.343.935*	*0*	*2.343.935*
1.1.1.9.99.04	*Outros Impostos - Dívida Ativa - Multas e Juros*			*196.297*		*196.297*
		1031	*P*	*155.124*	*0*	*155.124*
		1032	*P*	*41.173*	*0*	*41.173*
1.1.2.0.00.00	Taxas			9.150.173.152	659.245.085	9.809.418.237
1.1.2.1.00.00	Taxas pelo Exercício do Poder de Polícia			7.558.296.006	659.245.085	8.217.541.091
1.1.2.1.01.00	Taxas de Inspeção, Controle e Fiscalização			5.872.300.074	659.245.085	6.531.545.159
1.1.2.1.01.01	*Taxas de Inspeção, Controle e Fiscalização - Principal*			*5.815.855.978*	*659.189.471*	*6.475.045.449*
		1000	*P*	*1.942.513.635*	*0*	*1.942.513.635*
		1003	*P*	*0*	*659.189.471*	*659.189.471*
		1019	*P*	*605.118.767*	*0*	*605.118.767*
		1021	*P*	*59.661.747*	*0*	*59.661.747*
		1052	*P*	*3.167.832.292*	*0*	*3.167.832.292*
		1058	*P*	*18.012.350*	*0*	*18.012.350*
		1128	*P*	*22.717.187*	*0*	*22.717.187*
1.1.2.1.01.02	*Taxas de Inspeção, Controle e Fiscalização - Multas e Juros*			*1.784.638*	*17.907*	*1.802.545*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1003	*P*	*0*	*17.907*	*17.907*
		1021	*P*	*1.440.346*	*0*	*1.440.346*
		1052	*P*	*344.292*	*0*	*344.292*
1.1.2.1.01.03	*Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa*			*54.590.621*	*26.347*	*54.616.968*
		1000	*P*	*16.385.091*	*0*	*16.385.091*
		1003	*P*	*0*	*26.347*	*26.347*
		1052	*P*	*38.205.530*	*0*	*38.205.530*
1.1.2.1.01.04	*Taxas de Inspeção, Controle e Fiscalização - Dívida Ativa - Multas e Juros*			*68.837*	*11.360*	*80.197*
		1003	*P*	*0*	*11.360*	*11.360*
		1052	*P*	*68.837*	*0*	*68.837*
1.1.2.1.02.00	Taxas de Fiscalização das Telecomunicações			146.217.851		146.217.851
1.1.2.1.02.11	*Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal*			*94.984.108*		*94.984.108*
		1000	*P*	*28.495.232*	*0*	*28.495.232*
		1120	*P*	*66.488.876*	*0*	*66.488.876*
1.1.2.1.02.13	*Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa*			*48.719*		*48.719*
		1000	*P*	*14.616*	*0*	*14.616*
		1120	*P*	*34.103*	*0*	*34.103*
1.1.2.1.02.14	*Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa - Multas e Juros*			*9.396*		*9.396*
		1120	*P*	*9.396*	*0*	*9.396*
1.1.2.1.02.21	*Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal*			*30.629.258*		*30.629.258*
		1000	*P*	*9.188.777*	*0*	*9.188.777*
		1120	*P*	*21.440.481*	*0*	*21.440.481*
1.1.2.1.02.23	*Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa*			*2.309.516*		*2.309.516*
		1000	*P*	*692.855*	*0*	*692.855*
		1120	*P*	*1.616.661*	*0*	*1.616.661*
1.1.2.1.02.31	*Taxa de Fiscalização de Instalação - TFI - Proveniente da Utilização de Posições Orbitais - Principal*			*9.098.111*		*9.098.111*
		1000	*P*	*2.729.433*	*0*	*2.729.433*
		1106	*P*	*1.592.169*	*0*	*1.592.169*
		1120	*P*	*4.776.509*	*0*	*4.776.509*
1.1.2.1.02.41	*Taxa de Fiscalização de Funcionamento - TFF - Proveniente da Utilização de Posições Orbitais - Principal*			*9.138.743*		*9.138.743*
		1000	*P*	*2.741.623*	*0*	*2.741.623*
		1106	*P*	*1.599.280*	*0*	*1.599.280*
		1120	*P*	*4.797.840*	*0*	*4.797.840*
1.1.2.1.03.00	Taxa de Controle e Fiscalização de Produtos Químicos			42.346.079		42.346.079
1.1.2.1.03.01	*Taxa de Controle e Fiscalização de Produtos Químicos - Principal*			*42.346.079*		*42.346.079*
		1000	*P*	*12.703.824*	*0*	*12.703.824*
		1025	*P*	*23.713.804*	*0*	*23.713.804*
		1052	*P*	*5.928.451*	*0*	*5.928.451*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.1.2.1.04.00	Taxa de Controle e Fiscalização Ambiental			615.622.731		615.622.731
1.1.2.1.04.01	*Taxa de Controle e Fiscalização Ambiental - Principal*			*615.622.731*		*615.622.731*
		1000	*P*	*184.686.819*	*0*	*184.686.819*
		1070	*P*	*430.935.912*	*0*	*430.935.912*
1.1.2.1.05.00	Taxa de Controle e Fiscalização da Pesca e Aquicultura			21.165.067		21.165.067
1.1.2.1.05.01	*Taxa de Controle e Fiscalização da Pesca e Aquicultura - Principal*			*21.165.067*		*21.165.067*
		1000	*P*	*6.349.520*	*0*	*6.349.520*
		1052	*P*	*14.815.547*	*0*	*14.815.547*
1.1.2.1.06.00	Taxa de Utilização do Sistema Integrado de Comércio Exterior – SISCOMEX			743.579.229		743.579.229
1.1.2.1.06.01	*Taxa de Utilização do Sistema Integrado de Comércio Exterior – SISCOMEX - Principal*			*743.579.229*		*743.579.229*
		1000	*P*	*223.073.769*	*0*	*223.073.769*
		1032	*P*	*520.505.460*	*0*	*520.505.460*
1.1.2.1.07.00	Taxa de Utilização do Mercante - TUM			25.354.006		25.354.006
1.1.2.1.07.01	*Taxa de Utilização do Mercante - TUM - Principal*			*25.354.006*		*25.354.006*
		1000	*P*	*7.606.202*	*0*	*7.606.202*
		1032	*P*	*17.747.804*	*0*	*17.747.804*
1.1.2.1.08.00	Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa			42.746.070		42.746.070
1.1.2.1.08.01	*Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Principal*			*42.746.070*		*42.746.070*
		1000	*P*	*12.823.821*	*0*	*12.823.821*
		1018	*P*	*29.922.249*	*0*	*29.922.249*
1.1.2.1.09.00	Taxa de Autorização para a Distribuição Gratuita de Prêmios			48.964.899		48.964.899
1.1.2.1.09.01	*Taxa de Autorização para a Distribuição Gratuita de Prêmios - Principal*			*48.964.899*		*48.964.899*
		1000	*P*	*14.689.470*	*0*	*14.689.470*
		1018	*P*	*34.275.429*	*0*	*34.275.429*
1.1.2.2.00.00	Taxas pela Prestação de Serviços			1.591.877.146		1.591.877.146
1.1.2.2.01.00	Taxas pela Prestação de Serviços em Geral			285.392.471		285.392.471
1.1.2.2.01.01	*Taxas pela Prestação de Serviços em Geral - Principal*			*285.392.471*		*285.392.471*
		1000	*P*	*3.859.510*	*0*	*3.859.510*
		1015	*P*	*272.527.438*	*0*	*272.527.438*
		1052	*P*	*9.005.523*	*0*	*9.005.523*
1.1.2.2.02.00	Emolumentos e Custas Judiciais			1.306.484.675		1.306.484.675
1.1.2.2.02.01	*Emolumentos e Custas Judiciais - Principal*			*1.303.918.070*		*1.303.918.070*
		1000	*P*	*391.175.421*	*0*	*391.175.421*
		1027	*P*	*912.742.649*	*0*	*912.742.649*
1.1.2.2.02.02	*Emolumentos e Custas Judiciais - Multas e Juros*			*39.369*		*39.369*
		1027	*P*	*39.369*	*0*	*39.369*
1.1.2.2.02.03	*Emolumentos e Custas Judiciais - Dívida Ativa*			*2.187.364*		*2.187.364*
		1000	*P*	*656.209*	*0*	*656.209*
		1027	*P*	*1.531.155*	*0*	*1.531.155*
1.1.2.2.02.04	*Emolumentos e Custas Judiciais - Dívida Ativa - Multas e Juros*			*339.872*		*339.872*
		1027	*P*	*339.872*	*0*	*339.872*
1.2.0.0.00.00	**Contribuições**			**119.063.476.975**	**1.528.195.690.885**	**1.647.259.167.860**

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.0.00.00	Contribuições Sociais			82.973.401.496	1.528.195.690.885	1.611.169.092.381
1.2.1.1.00.00	Contribuição para o Financiamento da Seguridade Social - COFINS			4.678.360.660	418.366.745.120	423.045.105.780
1.2.1.1.01.00	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL			2.187.489.932	386.797.844.940	388.985.334.872
1.2.1.1.01.01	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal*				*384.716.270.871*	*384.716.270.871*
		1002	*P*	*0*	*379.958.339.055*	*379.958.339.055*
		9002	*P*	*0*	*4.757.931.816*	*4.757.931.816*
1.2.1.1.01.03	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa*				*88.999.981*	*88.999.981*
		1002	*P*	*0*	*88.999.981*	*88.999.981*
1.2.1.1.01.05	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal*				*1.898.142.650*	*1.898.142.650*
		1002	*P*	*0*	*1.898.142.650*	*1.898.142.650*
1.2.1.1.01.06	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros do Principal*			*1.889.869.157*		*1.889.869.157*
		1032	*P*	*1.889.869.157*	*0*	*1.889.869.157*
1.2.1.1.01.07	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa*				*94.431.438*	*94.431.438*
		1002	*P*	*0*	*94.431.438*	*94.431.438*
1.2.1.1.01.08	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa*			*297.620.775*		*297.620.775*
		1031	*P*	*297.620.775*	*0*	*297.620.775*
1.2.1.1.02.00	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL			419.374.198	30.080.798.644	30.500.172.842
1.2.1.1.02.01	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL - Principal*				*29.537.278.543*	*29.537.278.543*
		1002	*P*	*0*	*29.537.278.543*	*29.537.278.543*
1.2.1.1.02.03	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa*				*138.260.358*	*138.260.358*
		1002	*P*	*0*	*138.260.358*	*138.260.358*
1.2.1.1.02.05	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal*				*372.800.184*	*372.800.184*
		1002	*P*	*0*	*372.800.184*	*372.800.184*
1.2.1.1.02.06	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL - Juros do Principal*			*370.816.984*		*370.816.984*
		1032	*P*	*370.816.984*	*0*	*370.816.984*
1.2.1.1.02.07	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa*				*32.459.559*	*32.459.559*
		1002	*P*	*0*	*32.459.559*	*32.459.559*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.1.02.08	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Contribuintes Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa*			*48.557.214*		*48.557.214*
		1031	*P*	*48.557.214*	*0*	*48.557.214*
1.2.1.1.49.00	Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Parcelamentos			2.071.496.530	1.488.101.536	3.559.598.066
1.2.1.1.49.01	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Parcelamentos - Principal*				*163.942.867*	*163.942.867*
		1002	*P*	*0*	*163.942.867*	*163.942.867*
1.2.1.1.49.03	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Parcelamentos - Dívida Ativa*				*1.065.605.351*	*1.065.605.351*
		1002	*P*	*0*	*1.065.605.351*	*1.065.605.351*
1.2.1.1.49.06	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Parcelamentos - Juros do Principal*			*1.116.088.972*		*1.116.088.972*
		1032	*P*	*1.116.088.972*	*0*	*1.116.088.972*
1.2.1.1.49.07	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Parcelamentos - Multas da Dívida Ativa*				*258.553.318*	*258.553.318*
		1002	*P*	*0*	*258.553.318*	*258.553.318*
1.2.1.1.49.08	*Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento -Parcelamentos - Juros da Dívida Ativa*			*955.407.558*		*955.407.558*
		1031	*P*	*955.407.558*	*0*	*955.407.558*
1.2.1.2.00.00	Contribuição para o Programa de Integração Social e para Programa de Formação do Patrimônio do Servidor Público PIS/PASEP			34.355.056.022	84.233.118.850	118.588.174.872
1.2.1.2.01.00	Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL			31.729.972.187	79.350.180.219	111.080.152.406
1.2.1.2.01.01	*Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal*			*30.662.360.247*	*78.846.069.205*	*109.508.429.452*
		1000	*P*	*9.105.229.692*	*0*	*9.105.229.692*
		1040	*P*	*0*	*78.044.825.929*	*78.044.825.929*
		1041	*P*	*21.245.535.948*	*0*	*21.245.535.948*
		9000	*P*	*93.478.382*	*0*	*93.478.382*
		9040	*P*	*0*	*801.243.276*	*801.243.276*
		9041	*P*	*218.116.225*	*0*	*218.116.225*
1.2.1.2.01.03	*Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa*			*36.644.013*	*94.227.464*	*130.871.477*
		1000	*P*	*10.993.204*	*0*	*10.993.204*
		1040	*P*	*0*	*94.227.464*	*94.227.464*
		1041	*P*	*25.650.809*	*0*	*25.650.809*
1.2.1.2.01.05	*Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal*			*155.343.138*	*399.453.783*	*554.796.921*
		1040	*P*	*0*	*399.453.783*	*399.453.783*
		1041	*P*	*155.343.138*	*0*	*155.343.138*
1.2.1.2.01.06	*Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros do Principal*			*802.655.174*		*802.655.174*
		1032	*P*	*802.655.174*	*0*	*802.655.174*
1.2.1.2.01.07	*Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa*			*4.056.020*	*10.429.767*	*14.485.787*
		1040	*P*	*0*	*10.429.767*	*10.429.767*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1041	*P*	*4.056.020*	*0*	*4.056.020*
1.2.1.2.01.08	*Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa*			*68.913.595*		*68.913.595*
		1031	*P*	*68.913.595*	*0*	*68.913.595*
1.2.1.2.02.00	Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL			1.968.217.158	4.815.354.678	6.783.571.836
1.2.1.2.02.01	*Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal*			*1.793.298.052*	*4.611.337.848*	*6.404.635.900*
		1000	*P*	*537.989.416*	*0*	*537.989.416*
		1040	*P*	*0*	*4.611.337.848*	*4.611.337.848*
		1041	*P*	*1.255.308.636*	*0*	*1.255.308.636*
1.2.1.2.02.03	*Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa*			*51.345.937*	*132.032.411*	*183.378.348*
		1000	*P*	*15.403.781*	*0*	*15.403.781*
		1040	*P*	*0*	*132.032.411*	*132.032.411*
		1041	*P*	*35.942.156*	*0*	*35.942.156*
1.2.1.2.02.05	*Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal*			*25.124.228*	*64.605.157*	*89.729.385*
		1040	*P*	*0*	*64.605.157*	*64.605.157*
		1041	*P*	*25.124.228*	*0*	*25.124.228*
1.2.1.2.02.06	*Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros do Principal*			*85.101.661*		*85.101.661*
		1032	*P*	*85.101.661*	*0*	*85.101.661*
1.2.1.2.02.07	*Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa*			*2.869.713*	*7.379.262*	*10.248.975*
		1040	*P*	*0*	*7.379.262*	*7.379.262*
		1041	*P*	*2.869.713*	*0*	*2.869.713*
1.2.1.2.02.08	*Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa*			*10.477.567*		*10.477.567*
		1031	*P*	*10.477.567*	*0*	*10.477.567*
1.2.1.2.49.00	Contribuição para o PIS/PASEP - Parcelamentos			656.866.677	67.583.953	724.450.630
1.2.1.2.49.06	*Contribuição para o PIS/PASEP - Parcelamentos - Juros do Principal*			*382.625.657*		*382.625.657*
		1032	*P*	*382.625.657*	*0*	*382.625.657*
1.2.1.2.49.07	*Contribuição para o PIS/PASEP - Parcelamentos - Multas da Dívida Ativa*			*26.282.648*	*67.583.953*	*93.866.601*
		1040	*P*	*0*	*67.583.953*	*67.583.953*
		1041	*P*	*26.282.648*	*0*	*26.282.648*
1.2.1.2.49.08	*Contribuição para o PIS/PASEP - Parcelamentos - Juros da Dívida Ativa*			*247.958.372*		*247.958.372*
		1031	*P*	*247.958.372*	*0*	*247.958.372*
1.2.1.3.00.00	Contribuição Social sobre o Lucro Líquido - CSLL			2.375.563.838	193.209.676.080	195.585.239.918
1.2.1.3.01.00	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL			1.454.825.332	180.507.776.601	181.962.601.933
1.2.1.3.01.01	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal*				*179.016.983.044*	*179.016.983.044*
		1001	*P*	*0*	*175.973.600.692*	*175.973.600.692*
		9001	*P*	*0*	*3.043.382.352*	*3.043.382.352*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.3.01.03	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa*				*415.215.260*	*415.215.260*
		1001	*P*	*0*	*415.215.260*	*415.215.260*
1.2.1.3.01.05	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal*				*1.037.090.046*	*1.037.090.046*
		1001	*P*	*0*	*1.037.090.046*	*1.037.090.046*
1.2.1.3.01.06	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros do Principal*			*1.331.639.706*		*1.331.639.706*
		1032	*P*	*1.331.639.706*	*0*	*1.331.639.706*
1.2.1.3.01.07	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa*				*38.488.251*	*38.488.251*
		1001	*P*	*0*	*38.488.251*	*38.488.251*
1.2.1.3.01.08	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa*			*123.185.626*		*123.185.626*
		1031	*P*	*123.185.626*	*0*	*123.185.626*
1.2.1.3.02.00	Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL			173.817.407	12.522.268.665	12.696.086.072
1.2.1.3.02.01	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal*				*12.192.494.599*	*12.192.494.599*
		1001	*P*	*0*	*12.192.494.599*	*12.192.494.599*
1.2.1.3.02.03	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa*				*150.568.344*	*150.568.344*
		1001	*P*	*0*	*150.568.344*	*150.568.344*
1.2.1.3.02.05	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal*				*152.803.319*	*152.803.319*
		1001	*P*	*0*	*152.803.319*	*152.803.319*
1.2.1.3.02.06	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros do Principal*			*141.200.682*		*141.200.682*
		1032	*P*	*141.200.682*	*0*	*141.200.682*
1.2.1.3.02.07	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas da Dívida Ativa*				*26.402.403*	*26.402.403*
		1001	*P*	*0*	*26.402.403*	*26.402.403*
1.2.1.3.02.08	*Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Juros da Dívida Ativa*			*32.616.725*		*32.616.725*
		1031	*P*	*32.616.725*	*0*	*32.616.725*
1.2.1.3.49.00	Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos			746.921.099	179.630.814	926.551.913
1.2.1.3.49.06	*Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Juros do Principal*			*329.520.320*		*329.520.320*
		1032	*P*	*329.520.320*	*0*	*329.520.320*
1.2.1.3.49.07	*Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Multas da Dívida Ativa*				*179.630.814*	*179.630.814*
		1001	*P*	*0*	*179.630.814*	*179.630.814*
1.2.1.3.49.08	*Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Juros da Dívida Ativa*			*417.400.779*		*417.400.779*
		1031	*P*	*417.400.779*	*0*	*417.400.779*
1.2.1.4.00.00	Contribuições para o Regime Geral de Previdência Social - RGPS				792.280.191.541	792.280.191.541

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.4.01.00	Contribuição Previdenciária do Empregador ou Equiparado				543.785.023.352	543.785.023.352
1.2.1.4.01.11	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal*				*416.763.531.353*	*416.763.531.353*
		1054	*P*	*0*	*415.563.531.355*	*415.563.531.355*
		9054	*P*	*0*	*1.199.999.998*	*1.199.999.998*
1.2.1.4.01.12	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas e Juros*				*6.956.930.805*	*6.956.930.805*
		1054	*P*	*0*	*6.956.930.805*	*6.956.930.805*
1.2.1.4.01.13	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa*				*3.445.165.355*	*3.445.165.355*
		1054	*P*	*0*	*3.445.165.355*	*3.445.165.355*
1.2.1.4.01.14	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Dívida Ativa - Multas e Juros*				*1.248.632.727*	*1.248.632.727*
		1054	*P*	*0*	*1.248.632.727*	*1.248.632.727*
1.2.1.4.01.21	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal*				*110.213.206.853*	*110.213.206.853*
		1054	*P*	*0*	*110.213.206.853*	*110.213.206.853*
1.2.1.4.01.22	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas e Juros*				*3.589.024.998*	*3.589.024.998*
		1054	*P*	*0*	*3.589.024.998*	*3.589.024.998*
1.2.1.4.01.23	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa*				*1.151.368.519*	*1.151.368.519*
		1054	*P*	*0*	*1.151.368.519*	*1.151.368.519*
1.2.1.4.01.24	*Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Dívida Ativa - Multas e Juros*				*417.162.742*	*417.162.742*
		1054	*P*	*0*	*417.162.742*	*417.162.742*
1.2.1.4.02.00	Contribuição Previdenciária do Segurado				248.495.168.189	248.495.168.189
1.2.1.4.02.01	*Contribuição Previdenciária do Segurado - Principal*				*243.101.967.423*	*243.101.967.423*
		1054	*P*	*0*	*243.101.967.423*	*243.101.967.423*
1.2.1.4.02.02	*Contribuição Previdenciária do Segurado - Multas e Juros*				*3.362.883.866*	*3.362.883.866*
		1054	*P*	*0*	*3.362.883.866*	*3.362.883.866*
1.2.1.4.02.03	*Contribuição Previdenciária do Segurado - Dívida Ativa*				*1.593.882.377*	*1.593.882.377*
		1054	*P*	*0*	*1.593.882.377*	*1.593.882.377*
1.2.1.4.02.04	*Contribuição Previdenciária do Segurado - Dívida Ativa - Multas e Juros*				*436.434.523*	*436.434.523*
		1054	*P*	*0*	*436.434.523*	*436.434.523*
1.2.1.5.00.00	Contribuições para Regimes Próprios de Previdência e Sistema de Proteção Social			1.748.701	30.344.095.035	30.345.843.736
1.2.1.5.01.00	Contribuição do Servidor Civil			1.748.701	20.364.929.662	20.366.678.363
1.2.1.5.01.11	*Contribuição do Servidor Civil Ativo - Principal*				*12.734.458.665*	*12.734.458.665*
		1055	*P*	*0*	*136.082.518*	*136.082.518*
		1056	*P*	*0*	*12.598.376.147*	*12.598.376.147*
1.2.1.5.01.15	*Contribuição do Servidor Civil Ativo - Multas do Principal*				*11.167.862*	*11.167.862*
		1056	*P*	*0*	*11.167.862*	*11.167.862*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.5.01.16	*Contribuição do Servidor Civil Ativo - Juros do Principal*			*1.748.701*		*1.748.701*
		1032	*P*	*1.748.701*	*0*	*1.748.701*
1.2.1.5.01.21	*Contribuição do Servidor Civil Inativo - Principal*				*5.699.566.925*	*5.699.566.925*
		1055	*P*	*0*	*132.633.869*	*132.633.869*
		1056	*P*	*0*	*5.566.933.056*	*5.566.933.056*
1.2.1.5.01.31	*Contribuição do Servidor Civil - Pensionistas - Principal*				*1.349.571.032*	*1.349.571.032*
		1056	*P*	*0*	*1.349.571.032*	*1.349.571.032*
1.2.1.5.01.41	*Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Principal*				*358.965.826*	*358.965.826*
		1056	*P*	*0*	*358.965.826*	*358.965.826*
1.2.1.5.01.51	*Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Principal*				*174.428.355*	*174.428.355*
		1056	*P*	*0*	*174.428.355*	*174.428.355*
1.2.1.5.01.61	*Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Principal*				*36.770.997*	*36.770.997*
		1056	*P*	*0*	*36.770.997*	*36.770.997*
1.2.1.5.04.00	Contribuição para o Custeio das Pensões e/ou da Inatividade dos Militares				9.979.165.373	9.979.165.373
1.2.1.5.04.11	*Contribuição para o Custeio das Pensões Militares das Forças Armadas - Principal*				*9.370.515.284*	*9.370.515.284*
		1023	*P*	*0*	*9.370.515.284*	*9.370.515.284*
1.2.1.5.04.21	*Contribuição para o Custeio das Pensões Militares e da Inatividade da Polícia Militar do Distrito Federal - Principal*				*412.317.678*	*412.317.678*
		1024	*P*	*0*	*412.317.678*	*412.317.678*
1.2.1.5.04.31	*Contribuição para o Custeio das Pensões Militares e da Inatividade do Corpo de Bombeiros Militar do Distrito Federal - Principal*				*196.332.411*	*196.332.411*
		1024	*P*	*0*	*196.332.411*	*196.332.411*
1.2.1.6.00.00	Contribuição para Fundos de Assistência Médica				2.465.103.358	2.465.103.358
1.2.1.6.01.00	Contribuição para Fundos de Assistência Médica - Policiais Militares				20.735.692	20.735.692
1.2.1.6.01.11	*Contribuição para Fundos de Assistência Médica - Policiais Militares - Principal*				*20.735.692*	*20.735.692*
		1006	*P*	*0*	*20.735.692*	*20.735.692*
1.2.1.6.02.00	Contribuição para Fundos de Assistência Médica - Bombeiros Militares				25.726.012	25.726.012
1.2.1.6.02.11	*Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Principal*				*25.726.012*	*25.726.012*
		1126	*P*	*0*	*25.726.012*	*25.726.012*
1.2.1.6.05.00	Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas				2.418.641.654	2.418.641.654
1.2.1.6.05.11	*Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal*				*2.418.641.654*	*2.418.641.654*
		1005	*P*	*0*	*2.418.641.654*	*2.418.641.654*
1.2.1.7.00.00	Contribuições sobre Concursos de Prognósticos e Sorteios				7.296.339.812	7.296.339.812
1.2.1.7.01.00	Contribuição sobre a Loteria Federal				36.423.148	36.423.148
1.2.1.7.01.11	*Contribuição sobre a Loteria Federal - Principal*				*36.423.148*	*36.423.148*
		1123	*P*	*0*	*36.423.148*	*36.423.148*
1.2.1.7.02.00	Contribuição sobre Loterias Esportivas				5.073.708	5.073.708
1.2.1.7.02.11	*Contribuição sobre Loterias Esportivas - Principal*				*5.073.708*	*5.073.708*
		1123	*P*	*0*	*5.073.708*	*5.073.708*
1.2.1.7.04.00	Contribuição sobre Loterias de Prognósticos Numéricos				3.800.010.732	3.800.010.732

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.7.04.11	*Contribuição sobre Loterias de Prognósticos Numéricos - Principal*				*3.800.010.732*	*3.800.010.732*
		1123	*P*	*0*	*3.800.010.732*	*3.800.010.732*
1.2.1.7.05.00	Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Futebol				1.069.035	1.069.035
1.2.1.7.05.11	*Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Futebol - Principal*				*1.069.035*	*1.069.035*
		1123	*P*	*0*	*1.069.035*	*1.069.035*
1.2.1.7.06.00	Contribuição sobre Loteria de Prognóstico Específico				9.192.857	9.192.857
1.2.1.7.06.11	*Contribuição sobre Loteria de Prognóstico Específico - Principal*				*9.192.857*	*9.192.857*
		1122	*P*	*0*	*6.364.286*	*6.364.286*
		1123	*P*	*0*	*2.828.571*	*2.828.571*
1.2.1.7.07.00	Contribuição sobre Loteria de Apostas de Quota Fixa				3.444.570.332	3.444.570.332
1.2.1.7.07.11	*Contribuição sobre Loteria de Apostas de Quota Fixa - Principal*				*3.444.570.332*	*3.444.570.332*
		1001	*P*	*0*	*296.756.159*	*296.756.159*
		1035	*P*	*0*	*1.483.780.796*	*1.483.780.796*
		1184	*P*	*0*	*29.675.615*	*29.675.615*
		9001	*P*	*0*	*267.927.502*	*267.927.502*
		9035	*P*	*0*	*1.339.637.510*	*1.339.637.510*
		9184	*P*	*0*	*26.792.750*	*26.792.750*
1.2.1.9.00.00	Outras Contribuições Sociais			41.562.672.275	421.089	41.563.093.364
1.2.1.9.01.00	Contribuição sobre Sorteios Realizados por Entidades Filantrópicas			421.089	421.089	842.178
1.2.1.9.01.11	*Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal*			*421.089*	*421.089*	*842.178*
		1000	*P*	*126.327*	*0*	*126.327*
		1003	*P*	*0*	*421.089*	*421.089*
		1083	*P*	*294.762*	*0*	*294.762*
1.2.1.9.03.00	Contribuições Referentes ao Fundo de Garantia do Tempo de Serviço - FGTS			59.825.000		59.825.000
1.2.1.9.03.11	*Contribuição Relativa à Despedida de Empregado sem Justa Causa - Principal*			*23.833.903*		*23.833.903*
		1000	*P*	*7.150.171*	*0*	*7.150.171*
		1084	*P*	*16.683.732*	*0*	*16.683.732*
1.2.1.9.03.21	*Contribuição sobre a Remuneração Devida ao Trabalhador - Principal*			*35.991.097*		*35.991.097*
		1000	*P*	*10.797.329*	*0*	*10.797.329*
		1084	*P*	*25.193.768*	*0*	*25.193.768*
1.2.1.9.04.00	Contribuição Social do Salário-Educação			40.936.915.794		40.936.915.794
1.2.1.9.04.11	*Contribuição Social do Salário-Educação - Principal*			*39.756.387.226*		*39.756.387.226*
		1133	*P*	*15.902.554.890*	*0*	*15.902.554.890*
		1213	*P*	*23.853.832.336*	*0*	*23.853.832.336*
1.2.1.9.04.12	*Contribuição Social do Salário-Educação - Multas e Juros*			*253.228.288*		*253.228.288*
		1133	*P*	*101.291.315*	*0*	*101.291.315*
		1213	*P*	*151.936.973*	*0*	*151.936.973*
1.2.1.9.04.13	*Contribuição Social do Salário-Educação - Dívida Ativa*			*693.056.331*		*693.056.331*
		1133	*P*	*277.222.532*	*0*	*277.222.532*
		1213	*P*	*415.833.799*	*0*	*415.833.799*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.1.9.04.14	*Contribuição Social do Salário-Educação - Dívida Ativa - Multas e Juros*			*234.243.949*		*234.243.949*
		1133	*P*	*93.697.580*	*0*	*93.697.580*
		1213	*P*	*140.546.369*	*0*	*140.546.369*
1.2.1.9.05.00	Contribuição para o Ensino Aeroviário			268.413.781		268.413.781
1.2.1.9.05.11	*Contribuição para o Ensino Aeroviário - Principal*			*263.551.011*		*263.551.011*
		1000	*P*	*79.065.303*	*0*	*79.065.303*
		1089	*P*	*184.485.708*	*0*	*184.485.708*
1.2.1.9.05.12	*Contribuição para o Ensino Aeroviário - Multas e Juros*			*2.132.990*		*2.132.990*
		1089	*P*	*2.132.990*	*0*	*2.132.990*
1.2.1.9.05.13	*Contribuição para o Ensino Aeroviário - Dívida Ativa*			*2.522.064*		*2.522.064*
		1000	*P*	*756.619*	*0*	*756.619*
		1089	*P*	*1.765.445*	*0*	*1.765.445*
1.2.1.9.05.14	*Contribuição para o Ensino Aeroviário - Dívida Ativa - Multas e Juros*			*207.716*		*207.716*
		1089	*P*	*207.716*	*0*	*207.716*
1.2.1.9.06.00	Contribuição para o Desenvolvimento do Ensino Profissional Marítimo			297.081.207		297.081.207
1.2.1.9.06.11	*Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Principal*			*290.113.682*		*290.113.682*
		1000	*P*	*87.034.105*	*0*	*87.034.105*
		1052	*P*	*203.079.577*	*0*	*203.079.577*
1.2.1.9.06.12	*Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Multas e Juros*			*1.485.707*		*1.485.707*
		1052	*P*	*1.485.707*	*0*	*1.485.707*
1.2.1.9.06.13	*Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Dívida Ativa*			*3.842.007*		*3.842.007*
		1000	*P*	*1.152.602*	*0*	*1.152.602*
		1052	*P*	*2.689.405*	*0*	*2.689.405*
1.2.1.9.06.14	*Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Dívida Ativa - Multas e Juros*			*1.639.811*		*1.639.811*
		1052	*P*	*1.639.811*	*0*	*1.639.811*
1.2.1.9.07.00	Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais			15.404		15.404
1.2.1.9.07.11	*Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Principal*			*15.404*		*15.404*
		1000	*P*	*4.621*	*0*	*4.621*
		1052	*P*	*10.783*	*0*	*10.783*
1.2.2.0.00.00	Contribuições Econômicas			36.090.075.479		36.090.075.479
1.2.2.1.00.00	Contribuições Econômicas			36.090.075.479		36.090.075.479
1.2.2.1.02.00	Contribuição de Lojas Francas, Entrepostos Aduaneiros e Depósitos Alfandegários			349.387.452		349.387.452
1.2.2.1.02.01	*Contribuição de Lojas Francas, Entrepostos Aduaneiros e Depósitos Alfandegários - Principal*			*349.387.452*		*349.387.452*
		1000	*P*	*104.816.236*	*0*	*104.816.236*
		1032	*P*	*244.571.216*	*0*	*244.571.216*
1.2.2.1.03.00	Contribuição sobre Apostas em Competições Hípicas			414.887		414.887
1.2.2.1.03.01	*Contribuição sobre Apostas em Competições Hípicas - Principal*			*244.070*		*244.070*
		1000	*P*	*73.221*	*0*	*73.221*
		1075	*P*	*170.849*	*0*	*170.849*
1.2.2.1.03.02	*Contribuição sobre Apostas em Competições Hípicas - Multas e Juros*			*1.314*		*1.314*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1075	*P*	*1.314*	*0*	*1.314*
1.2.2.1.03.03	*Contribuição sobre Apostas em Competições Hípicas - Dívida Ativa*			*154.185*		*154.185*
		1000	*P*	*46.256*	*0*	*46.256*
		1075	*P*	*107.929*	*0*	*107.929*
1.2.2.1.03.04	*Contribuição sobre Apostas em Competições Hípicas - Dívida Ativa - Multas e Juros*			*15.318*		*15.318*
		1075	*P*	*15.318*	*0*	*15.318*
1.2.2.1.04.00	Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE			1.188.243.427		1.188.243.427
1.2.2.1.04.01	*Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Principal*			*1.186.563.454*		*1.186.563.454*
		1000	*P*	*355.969.036*	*0*	*355.969.036*
		1029	*P*	*830.594.418*	*0*	*830.594.418*
1.2.2.1.04.02	*Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Multas e Juros*			*83.131*		*83.131*
		1029	*P*	*83.131*	*0*	*83.131*
1.2.2.1.04.03	*Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Dívida Ativa*			*1.596.842*		*1.596.842*
		1000	*P*	*479.053*	*0*	*479.053*
		1029	*P*	*1.117.789*	*0*	*1.117.789*
1.2.2.1.05.00	Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM			6.091.473.951		6.091.473.951
1.2.2.1.05.01	*Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal*			*6.087.232.695*		*6.087.232.695*
		1000	*P*	*1.826.169.809*	*0*	*1.826.169.809*
		1052	*P*	*63.915.943*	*0*	*63.915.943*
		1090	*P*	*17.044.252*	*0*	*17.044.252*
		1091	*P*	*3.626.164.516*	*0*	*3.626.164.516*
		1103	*P*	*102.265.509*	*0*	*102.265.509*
		1115	*P*	*426.106.289*	*0*	*426.106.289*
		1118	*P*	*25.566.377*	*0*	*25.566.377*
1.2.2.1.05.02	*Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Multas e Juros*			*4.241.256*		*4.241.256*
		1032	*P*	*4.241.256*	*0*	*4.241.256*
1.2.2.1.06.00	Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica			1.714.350.469		1.714.350.469
1.2.2.1.06.01	*Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal*			*1.714.350.469*		*1.714.350.469*
		1000	*P*	*514.305.141*	*0*	*514.305.141*
		1080	*P*	*400.015.109*	*0*	*400.015.109*
		1104	*P*	*160.006.044*	*0*	*160.006.044*
		1108	*P*	*640.024.175*	*0*	*640.024.175*
1.2.2.1.07.00	Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior			18.238.480.430		18.238.480.430
1.2.2.1.07.01	*Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal*			*18.223.645.454*		*18.223.645.454*
		1000	*P*	*5.467.093.637*	*0*	*5.467.093.637*
		1097	*P*	*765.393.109*	*0*	*765.393.109*
		1098	*P*	*1.785.917.254*	*0*	*1.785.917.254*
		1099	*P*	*765.393.109*	*0*	*765.393.109*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1100	*P*	*1.785.917.254*	*0*	*1.785.917.254*
		1101	*P*	*4.082.096.582*	*0*	*4.082.096.582*
		1102	*P*	*1.020.524.145*	*0*	*1.020.524.145*
		1118	*P*	*2.551.310.364*	*0*	*2.551.310.364*
1.2.2.1.07.02	*Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Multas e Juros*			*12.361.175*		*12.361.175*
		1032	*P*	*12.361.175*	*0*	*12.361.175*
1.2.2.1.07.03	*Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa*			*1.380.072*		*1.380.072*
		1000	*P*	*414.022*	*0*	*414.022*
		1097	*P*	*57.963*	*0*	*57.963*
		1098	*P*	*135.247*	*0*	*135.247*
		1099	*P*	*57.963*	*0*	*57.963*
		1100	*P*	*135.247*	*0*	*135.247*
		1101	*P*	*309.136*	*0*	*309.136*
		1102	*P*	*77.284*	*0*	*77.284*
		1118	*P*	*193.210*	*0*	*193.210*
1.2.2.1.07.04	*Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Dívida Ativa - Multas e Juros*			*1.093.729*		*1.093.729*
		1031	*P*	*803.871*	*0*	*803.871*
		1032	*P*	*289.858*	*0*	*289.858*
1.2.2.1.08.00	Contribuição Relativa às Atividades de Importação e Comercialização de Petróleo e seus Derivados, Gás Natural e Álcool Carburante - CIDE Combustíveis			3.718.380.183		3.718.380.183
1.2.2.1.08.11	*Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Importação - Principal*			*353.336.046*		*353.336.046*
		1000	*P*	*75.260.578*	*0*	*75.260.578*
		1011	*P*	*175.608.015*	*0*	*175.608.015*
		1211	*P*	*102.467.453*	*0*	*102.467.453*
1.2.2.1.08.21	*Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Principal*			*3.362.037.137*		*3.362.037.137*
		1000	*P*	*716.113.910*	*0*	*716.113.910*
		1011	*P*	*1.670.932.457*	*0*	*1.670.932.457*
		1211	*P*	*974.990.770*	*0*	*974.990.770*
1.2.2.1.08.23	*Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Dívida Ativa*			*1.002.382*		*1.002.382*
		1000	*P*	*213.507*	*0*	*213.507*
		1011	*P*	*498.184*	*0*	*498.184*
		1211	*P*	*290.691*	*0*	*290.691*
1.2.2.1.08.27	*Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Multas da Dívida Ativa*			*205.037*		*205.037*
		1032	*P*	*145.576*	*0*	*145.576*
		1211	*P*	*59.461*	*0*	*59.461*
1.2.2.1.08.28	*Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Juros da Dívida Ativa*			*1.799.581*		*1.799.581*
		1031	*P*	*1.277.703*	*0*	*1.277.703*
		1211	*P*	*521.878*	*0*	*521.878*
1.2.2.1.09.00	Contribuição sobre a Receita das Empresas Prestadoras de Serviços de Telecomunicações			1.185.037.301		1.185.037.301

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.2.1.09.11	*Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal*			*663.732.943*		*663.732.943*
		1000	*P*	*199.119.883*	*0*	*199.119.883*
		1052	*P*	*464.613.060*	*0*	*464.613.060*
1.2.2.1.09.13	*Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Dívida Ativa*			*2.144.163*		*2.144.163*
		1000	*P*	*643.249*	*0*	*643.249*
		1052	*P*	*1.500.914*	*0*	*1.500.914*
1.2.2.1.09.21	*Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Principal*			*509.214.488*		*509.214.488*
		1000	*P*	*152.764.346*	*0*	*152.764.346*
		1052	*P*	*285.160.114*	*0*	*285.160.114*
		1118	*P*	*71.290.028*	*0*	*71.290.028*
1.2.2.1.09.22	*Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Multas e Juros*			*2.292.199*		*2.292.199*
		1052	*P*	*1.833.759*	*0*	*1.833.759*
		1118	*P*	*458.440*	*0*	*458.440*
1.2.2.1.09.23	*Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Dívida Ativa*			*7.653.508*		*7.653.508*
		1000	*P*	*2.296.052*	*0*	*2.296.052*
		1052	*P*	*4.285.965*	*0*	*4.285.965*
		1118	*P*	*1.071.491*	*0*	*1.071.491*
1.2.2.1.10.00	Contribuição para o Fomento da Radiodifusão Pública			334.926.030		334.926.030
1.2.2.1.10.01	*Contribuição para o Fomento da Radiodifusão Pública - Principal*			*334.560.950*		*334.560.950*
		1000	*P*	*2.509.207*	*0*	*2.509.207*
		1037	*P*	*332.051.743*	*0*	*332.051.743*
1.2.2.1.10.03	*Contribuição para o Fomento da Radiodifusão Pública - Dívida Ativa*			*365.080*		*365.080*
		1000	*P*	*2.738*	*0*	*2.738*
		1037	*P*	*362.342*	*0*	*362.342*
1.2.2.1.11.00	Contribuição sobre o Faturamento das Empresas de Informática			94.225.520		94.225.520
1.2.2.1.11.11	*Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Principal*			*7.540.315*		*7.540.315*
		1000	*P*	*2.262.094*	*0*	*2.262.094*
		1104	*P*	*1.055.644*	*0*	*1.055.644*
		1112	*P*	*4.222.577*	*0*	*4.222.577*
1.2.2.1.11.12	*Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Multas e Juros*			*136.922*		*136.922*
		1104	*P*	*27.384*	*0*	*27.384*
		1112	*P*	*109.538*	*0*	*109.538*
1.2.2.1.11.21	*Contribuição sobre o Faturamento das Empresas de Informática Instaladas nas Demais Regiões - Principal*			*86.548.283*		*86.548.283*
		1000	*P*	*25.964.485*	*0*	*25.964.485*
		1104	*P*	*12.116.760*	*0*	*12.116.760*
		1110	*P*	*48.467.038*	*0*	*48.467.038*
1.2.2.1.12.00	Contribuições Relativas às Atividades Rurais e Industriais Rurais			3.152.427.748		3.152.427.748

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.2.2.1.12.11	*Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Principal*			*3.032.074.575*		*3.032.074.575*
		1000	*P*	*909.622.373*	*0*	*909.622.373*
		1026	*P*	*318.367.830*	*0*	*318.367.830*
		1052	*P*	*1.804.084.372*	*0*	*1.804.084.372*
1.2.2.1.12.12	*Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Multas e Juros*			*20.901.333*		*20.901.333*
		1026	*P*	*3.135.200*	*0*	*3.135.200*
		1052	*P*	*17.766.133*	*0*	*17.766.133*
1.2.2.1.12.13	*Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa*			*84.255.880*		*84.255.880*
		1000	*P*	*25.276.764*	*0*	*25.276.764*
		1026	*P*	*8.846.867*	*0*	*8.846.867*
		1052	*P*	*50.132.249*	*0*	*50.132.249*
1.2.2.1.12.14	*Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Dívida Ativa - Multas e Juros*			*15.195.960*		*15.195.960*
		1026	*P*	*2.279.394*	*0*	*2.279.394*
		1052	*P*	*12.916.566*	*0*	*12.916.566*
1.2.2.1.13.00	Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária			16.588.392		16.588.392
1.2.2.1.13.01	*Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária - Principal*			*16.588.392*		*16.588.392*
		1000	*P*	*4.976.518*	*0*	*4.976.518*
		1026	*P*	*1.741.781*	*0*	*1.741.781*
		1052	*P*	*9.870.093*	*0*	*9.870.093*
1.2.2.1.99.00	Outras Contribuições Econômicas			6.139.689		6.139.689
1.2.2.1.99.24	*Outras Contribuições Econômicas – Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros*			*6.139.689*		*6.139.689*
		1031	*P*	*5.951.456*	*0*	*5.951.456*
		1032	*P*	*188.233*	*0*	*188.233*
1.3.0.0.00.00	**Receita Patrimonial**			**211.130.771.243**	**14.518.344.427**	**225.649.115.670**
1.3.1.0.00.00	Exploração do Patrimônio Imobiliário do Estado			4.234.979.398	17.589.381	4.252.568.779
1.3.1.1.00.00	Exploração do Patrimônio Imobiliário do Estado			4.234.979.398	17.589.381	4.252.568.779
1.3.1.1.01.00	Aluguéis, Arrendamentos, Foros, Laudêmios, Tarifas de Ocupação			2.018.472.622	17.225.920	2.035.698.542
1.3.1.1.01.11	*Aluguéis e Arrendamentos - Principal*			*487.920.256*	*12.099.192*	*500.019.448*
		1000	*P*	*140.071.172*	*0*	*140.071.172*
		1038	*P*	*6.347.819*	*0*	*6.347.819*
		1049	*P*	*0*	*12.099.192*	*12.099.192*
		1050	*P*	*341.501.265*	*0*	*341.501.265*
1.3.1.1.01.12	*Aluguéis e Arrendamentos - Multas e Juros*			*2.086.072*		*2.086.072*
		1000	*P*	*121.855*	*0*	*121.855*
		1050	*P*	*1.964.217*	*0*	*1.964.217*
1.3.1.1.01.21	*Foros, Laudêmios e Tarifas de Ocupação - Principal*			*907.722.010*		*907.722.010*
		1000	*P*	*710.292.473*	*0*	*710.292.473*
		1033	*P*	*15.885.135*	*0*	*15.885.135*
		1286	*P*	*181.544.402*	*0*	*181.544.402*
1.3.1.1.01.22	*Foros, Laudêmios e Tarifas de Ocupação - Multas e Juros*			*33.442.663*		*33.442.663*
		1000	*P*	*32.857.416*	*0*	*32.857.416*
		1033	*P*	*585.247*	*0*	*585.247*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.3.1.1.01.23	*Foros, Laudêmios e Tarifas de Ocupação - Dívida Ativa*			*118.857.751*		*118.857.751*
		1000	*P*	*93.006.190*	*0*	*93.006.190*
		1033	*P*	*2.080.011*	*0*	*2.080.011*
		1286	*P*	*23.771.550*	*0*	*23.771.550*
1.3.1.1.01.31	*Aluguéis e Arrendamentos de Imóveis – FRGPS - Principal*			*2.197.169*	*5.126.728*	*7.323.897*
		1000	*P*	*2.197.169*	*0*	*2.197.169*
		1049	*P*	*0*	*5.126.728*	*5.126.728*
1.3.1.1.01.41	*Aluguéis e Arrendamentos de Imóveis – SPU - Principal*			*50.202.840*		*50.202.840*
		1000	*P*	*49.324.290*	*0*	*49.324.290*
		1033	*P*	*878.550*	*0*	*878.550*
1.3.1.1.01.42	*Aluguéis e Arrendamentos de Imóveis – SPU - Multas e Juros*			*69.755*		*69.755*
		1000	*P*	*68.534*	*0*	*68.534*
		1033	*P*	*1.221*	*0*	*1.221*
1.3.1.1.01.51	*Aluguéis e Arrendamentos de Imóveis – Malha Ferroviária/Fundo Contingente – Extinta RFFSA - Principal*			*415.974.106*		*415.974.106*
		1000	*P*	*124.792.232*	*0*	*124.792.232*
		1074	*P*	*291.181.874*	*0*	*291.181.874*
1.3.1.1.02.00	Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos			2.215.521.566	363.461	2.215.885.027
1.3.1.1.02.11	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal*			*59.895.698*	*363.461*	*60.259.159*
		1000	*P*	*15.119.202*	*0*	*15.119.202*
		1038	*P*	*13.938.846*	*0*	*13.938.846*
		1049	*P*	*0*	*363.461*	*363.461*
		1050	*P*	*30.837.650*	*0*	*30.837.650*
1.3.1.1.02.12	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos - Geral - Multas e Juros*			*66.298*		*66.298*
		1000	*P*	*64.359*	*0*	*64.359*
		1038	*P*	*1.260*	*0*	*1.260*
		1050	*P*	*679*	*0*	*679*
1.3.1.1.02.21	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Principal*			*10.783.784*		*10.783.784*
		1000	*P*	*10.595.068*	*0*	*10.595.068*
		1033	*P*	*188.716*	*0*	*188.716*
1.3.1.1.02.22	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Multas e Juros*			*83.429*		*83.429*
		1000	*P*	*81.969*	*0*	*81.969*
		1033	*P*	*1.460*	*0*	*1.460*
1.3.1.1.02.31	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Principal*			*2.144.653.081*		*2.144.653.081*
		1000	*P*	*643.395.924*	*0*	*643.395.924*
		1087	*P*	*1.501.257.157*	*0*	*1.501.257.157*
1.3.1.1.02.32	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Multas e Juros*			*37.177*		*37.177*
		1000	*P*	*11.153*	*0*	*11.153*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1087	*P*	*26.024*	*0*	*26.024*
1.3.1.1.02.41	*Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – RFB/FUNDAF - Principal*			*2.099*		*2.099*
		1000	*P*	*630*	*0*	*630*
		1032	*P*	*1.469*	*0*	*1.469*
1.3.1.1.99.00	Outras Receitas Imobiliárias			985.210		985.210
1.3.1.1.99.01	*Outras Receitas Imobiliárias - Principal*			*985.210*		*985.210*
		1000	*P*	*975.959*	*0*	*975.959*
		1050	*P*	*9.251*	*0*	*9.251*
1.3.2.0.00.00	Valores Mobiliários			83.185.896.036	8.105.713.088	91.291.609.124
1.3.2.1.00.00	Juros e Correções Monetárias			50.243.509.403	7.953.723.059	58.197.232.462
1.3.2.1.01.00	Remuneração de Depósitos Bancários			28.743.679.306	7.377.105.179	36.120.784.485
1.3.2.1.01.11	*Remuneração de Depósitos Bancários - Geral - Principal*			*28.588.504.965*	*7.377.105.179*	*35.965.610.144*
		1000	*F*	*9.632.340.990*	*0*	*9.632.340.990*
		1019	*F*	*91.219.855*	*0*	*91.219.855*
		1049	*F*	*0*	*7.377.105.179*	*7.377.105.179*
		1050	*F*	*18.223.954.538*	*0*	*18.223.954.538*
		1065	*F*	*74.877.944*	*0*	*74.877.944*
		1083	*F*	*347.720.320*	*0*	*347.720.320*
		1140	*F*	*218.391.318*	*0*	*218.391.318*
1.3.2.1.01.21	*Remuneração de Depósitos Bancários – Salário-Educação - Principal*			*155.174.341*		*155.174.341*
		1000	*F*	*46.552.302*	*0*	*46.552.302*
		1134	*F*	*108.622.039*	*0*	*108.622.039*
1.3.2.1.02.00	Remuneração de Depósitos Especiais			112.697.208	262.960.153	375.657.361
1.3.2.1.02.01	*Remuneração de Depósitos Especiais - Principal*			*112.697.208*	*262.960.153*	*375.657.361*
		1000	*F*	*112.697.208*	*0*	*112.697.208*
		1049	*F*	*0*	*262.960.153*	*262.960.153*
1.3.2.1.03.00	Remuneração de Saldos de Recursos Não-Desembolsados			134.424.740	313.657.727	448.082.467
1.3.2.1.03.01	*Remuneração de Saldos de Recursos Não-Desembolsados - Principal*			*134.424.740*	*313.657.727*	*448.082.467*
		1000	*F*	*134.424.740*	*0*	*134.424.740*
		1049	*F*	*0*	*313.657.727*	*313.657.727*
1.3.2.1.05.00	Juros de Títulos de Renda			15.877.869		15.877.869
1.3.2.1.05.01	*Juros de Títulos de Renda - Principal*			*15.877.869*		*15.877.869*
		1000	*F*	*4.763.361*	*0*	*4.763.361*
		1050	*F*	*11.114.508*	*0*	*11.114.508*
1.3.2.1.06.00	Juros sobre o Capital Próprio			21.236.830.280		21.236.830.280
1.3.2.1.06.01	*Juros sobre o Capital Próprio - Principal*			*21.231.710.266*		*21.231.710.266*
		1000	*P*	*6.369.513.080*	*0*	*6.369.513.080*
		1401	*P*	*14.862.197.186*	*0*	*14.862.197.186*
1.3.2.1.06.02	*Juros sobre o Capital Próprio - Multas e Juros*			*5.120.014*		*5.120.014*
		1000	*P*	*1.536.004*	*0*	*1.536.004*
		1401	*P*	*3.584.010*	*0*	*3.584.010*
1.3.2.2.00.00	Dividendos			32.942.386.633	151.990.029	33.094.376.662
1.3.2.2.01.00	Dividendos			32.942.386.633	151.990.029	33.094.376.662
1.3.2.2.01.11	*Dividendos - União - Principal*			*32.866.913.142*		*32.866.913.142*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1000	*P*	*9.860.073.943*	*0*	*9.860.073.943*
		1401	*P*	*23.006.839.199*	*0*	*23.006.839.199*
1.3.2.2.01.21	*Dividendos - FRGPS - Principal*			*62.691.782*	*146.280.826*	*208.972.608*
		1000	*P*	*62.691.782*	*0*	*62.691.782*
		1049	*P*	*0*	*146.280.826*	*146.280.826*
1.3.2.2.01.22	*Dividendos - FRGPS - Multas e Juros*			*2.446.801*	*5.709.203*	*8.156.004*
		1000	*P*	*2.446.801*	*0*	*2.446.801*
		1049	*P*	*0*	*5.709.203*	*5.709.203*
1.3.2.2.01.91	*Dividendos - Demais - Principal*			*10.334.908*		*10.334.908*
		1000	*P*	*2.917.637*	*0*	*2.917.637*
		1050	*P*	*7.417.271*	*0*	*7.417.271*
1.3.3.0.00.00	Delegação de Serviços Públicos Mediante Concessão,			3.931.148.108		3.931.148.108
1.3.3.1.00.00	Delegação para a Prestação dos Serviços de Transporte			750.688.815		750.688.815
1.3.3.1.01.00	Delegação para a Prestação dos Serviços de Transporte Rodoviário			2.740.000		2.740.000
1.3.3.1.01.01	*Delegação para a Prestação dos Serviços de Transporte Rodoviário - Principal*			*2.740.000*		*2.740.000*
		1000	*P*	*822.000*	*0*	*822.000*
		1052	*P*	*1.918.000*	*0*	*1.918.000*
1.3.3.1.02.00	Delegação para a Prestação dos Serviços de Transporte Ferroviário			747.948.815		747.948.815
1.3.3.1.02.01	*Delegação para a Prestação dos Serviços de Transporte Ferroviário - Principal*			*747.948.815*		*747.948.815*
		1000	*P*	*224.384.645*	*0*	*224.384.645*
		1180	*P*	*261.782.085*	*0*	*261.782.085*
		1181	*P*	*261.782.085*	*0*	*261.782.085*
1.3.3.2.00.00	Delegação dos Serviços de Infraestrutura			2.873.084.810		2.873.084.810
1.3.3.2.03.00	Delegação para Exploração da Infraestrutura de Transporte Aquaviário			44.760.000		44.760.000
1.3.3.2.03.01	*Delegação para Exploração da Infraestrutura de Transporte Aquaviário - Principal*			*44.760.000*		*44.760.000*
		1000	*P*	*13.428.000*	*0*	*13.428.000*
		1052	*P*	*31.332.000*	*0*	*31.332.000*
1.3.3.2.04.00	Delegação para Exploração da Infraestrutura Aeroportuária			2.828.324.810		2.828.324.810
1.3.3.2.04.01	*Delegação para Exploração da Infraestrutura Aeroportuária - Principal*			*2.579.875.118*		*2.579.875.118*
		1000	*P*	*773.962.535*	*0*	*773.962.535*
		1052	*P*	*1.264.138.808*	*0*	*1.264.138.808*
		1140	*P*	*541.773.775*	*0*	*541.773.775*
1.3.3.2.04.02	*Delegação para Exploração da Infraestrutura Aeroportuária - Multas e Juros*			*1.217.333*		*1.217.333*
		1000	*P*	*365.200*	*0*	*365.200*
		1052	*P*	*596.493*	*0*	*596.493*
		1140	*P*	*255.640*	*0*	*255.640*
1.3.3.2.04.03	*Delegação para Exploração da Infraestrutura Aeroportuária - Dívida Ativa*			*247.232.359*		*247.232.359*
		1000	*P*	*74.169.708*	*0*	*74.169.708*
		1052	*P*	*121.143.856*	*0*	*121.143.856*
		1140	*P*	*51.918.795*	*0*	*51.918.795*
1.3.3.3.00.00	Delegação dos Serviços de Telecomunicação			307.374.483		307.374.483

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.3.3.3.01.00	Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público			294.174.483		294.174.483
1.3.3.3.01.11	*Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal*			*245.381.296*		*245.381.296*
		1000	*P*	*73.614.389*	*0*	*73.614.389*
		1044	*P*	*85.883.454*	*0*	*85.883.454*
		1120	*P*	*77.295.108*	*0*	*77.295.108*
		1135	*P*	*8.588.345*	*0*	*8.588.345*
1.3.3.3.01.13	*Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa*			*48.793.187*		*48.793.187*
		1000	*P*	*14.637.956*	*0*	*14.637.956*
		1044	*P*	*17.077.615*	*0*	*17.077.615*
		1120	*P*	*15.369.854*	*0*	*15.369.854*
		1135	*P*	*1.707.762*	*0*	*1.707.762*
1.3.3.3.03.00	Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens			6.088.386		6.088.386
1.3.3.3.03.11	*Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal*			*6.088.386*		*6.088.386*
		1000	*P*	*1.826.516*	*0*	*1.826.516*
		1044	*P*	*2.130.934*	*0*	*2.130.934*
		1120	*P*	*1.917.842*	*0*	*1.917.842*
		1135	*P*	*213.094*	*0*	*213.094*
1.3.3.3.04.00	Cessão do Direito de Uso de Radiofrequência			5.730.421		5.730.421
1.3.3.3.04.11	*Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal*			*1.032.088*		*1.032.088*
		1000	*P*	*309.626*	*0*	*309.626*
		1044	*P*	*361.231*	*0*	*361.231*
		1120	*P*	*325.108*	*0*	*325.108*
		1135	*P*	*36.123*	*0*	*36.123*
1.3.3.3.04.13	*Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa*			*4.698.333*		*4.698.333*
		1000	*P*	*1.409.500*	*0*	*1.409.500*
		1044	*P*	*1.644.416*	*0*	*1.644.416*
		1120	*P*	*1.479.975*	*0*	*1.479.975*
		1135	*P*	*164.442*	*0*	*164.442*
1.3.3.3.05.00	Cessão do Direito de Exploração de Satélite Brasileiro			1.200.000		1.200.000
1.3.3.3.05.01	*Cessão do Direito de Exploração de Satélite Brasileiro - Principal*			*1.200.000*		*1.200.000*
		1000	*P*	*360.000*	*0*	*360.000*
		1044	*P*	*420.000*	*0*	*420.000*
		1106	*P*	*168.000*	*0*	*168.000*
		1119	*P*	*42.000*	*0*	*42.000*
		1120	*P*	*168.000*	*0*	*168.000*
		1135	*P*	*42.000*	*0*	*42.000*
1.3.3.3.06.00	Transferência da Delegação dos Serviços de Telecomunicações ou do Direito de Uso de Radiofrequência			1.768		1.768

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.3.3.3.06.11	*Transferência da Delegação dos Serviços de Telecomunicações ou do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal*			*1.768*		*1.768*
		1000	*P*	*530*	*0*	*530*
		1044	*P*	*1.238*	*0*	*1.238*
1.3.3.3.99.00	Outras Delegações dos Serviços de Telecomunicação			179.425		179.425
1.3.3.3.99.11	*Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal*			*43.710*		*43.710*
		1000	*P*	*13.113*	*0*	*13.113*
		1044	*P*	*15.298*	*0*	*15.298*
		1120	*P*	*13.769*	*0*	*13.769*
		1135	*P*	*1.530*	*0*	*1.530*
1.3.3.3.99.21	*Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal*			*135.715*		*135.715*
		1000	*P*	*40.715*	*0*	*40.715*
		1044	*P*	*47.500*	*0*	*47.500*
		1106	*P*	*19.000*	*0*	*19.000*
		1119	*P*	*4.750*	*0*	*4.750*
		1120	*P*	*19.000*	*0*	*19.000*
		1135	*P*	*4.750*	*0*	*4.750*
1.3.4.0.00.00	Exploração de Recursos Naturais			106.503.354.806	964.756.698	107.468.111.504
1.3.4.1.00.00	Petróleo - Regime de Concessão			64.688.089.568	964.756.698	65.652.846.266
1.3.4.1.01.00	Outorga de Exploração e Produção de Petróleo e Gás Natural - Regime de Concessão			466.547.021		466.547.021
1.3.4.1.01.21	*Pagamento pela Retenção de Área para Exploração ou Produção - Principal*			*466.547.021*		*466.547.021*
		1000	*P*	*139.964.106*	*0*	*139.964.106*
		1052	*P*	*326.582.915*	*0*	*326.582.915*
1.3.4.1.02.00	Royalties Mínimos pela Produção de Petróleo - Contrato de Concessão			18.537.705.393	268.308.731	18.806.014.124
1.3.4.1.02.11	*Royalties Mínimos pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal*			*844.937.369*		*844.937.369*
		1242	*P*	*844.937.369*	*0*	*844.937.369*
1.3.4.1.02.21	*Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal*			*6.941.039.766*		*6.941.039.766*
		1147	*P*	*694.103.977*	*0*	*694.103.977*
		1149	*P*	*694.103.977*	*0*	*694.103.977*
		1242	*P*	*5.552.831.812*	*0*	*5.552.831.812*
1.3.4.1.02.31	*Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal*			*5.653.862.369*		*5.653.862.369*
		1000	*P*	*339.231.742*	*0*	*339.231.742*
		1077	*P*	*791.540.731*	*0*	*791.540.731*
		1242	*P*	*4.523.089.896*	*0*	*4.523.089.896*
1.3.4.1.02.41	*Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal*			*5.097.865.889*	*268.308.731*	*5.366.174.620*
		1035	*P*	*0*	*268.308.731*	*268.308.731*

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1151	*P*	*804.926.194*	*0*	*804.926.194*
		1242	*P*	*4.292.939.695*	*0*	*4.292.939.695*
1.3.4.1.03.00	Royalties Excedentes pela Produção de Petróleo - Contrato de Concessão			16.783.664.933	536.617.549	17.320.282.482
1.3.4.1.03.11	*Royalties Excedentes pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal*			*616.314.085*		*616.314.085*
		1147	*P*	*77.039.261*	*0*	*77.039.261*
		1149	*P*	*77.039.261*	*0*	*77.039.261*
		1242	*P*	*462.235.563*	*0*	*462.235.563*
1.3.4.1.03.21	*Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal*			*6.038.242.604*		*6.038.242.604*
		1147	*P*	*1.207.648.521*	*0*	*1.207.648.521*
		1149	*P*	*1.207.648.521*	*0*	*1.207.648.521*
		1242	*P*	*3.622.945.562*	*0*	*3.622.945.562*
1.3.4.1.03.31	*Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal*			*5.299.550.298*		*5.299.550.298*
		1000	*P*	*635.946.036*	*0*	*635.946.036*
		1077	*P*	*556.452.781*	*0*	*556.452.781*
		1104	*P*	*185.484.260*	*0*	*185.484.260*
		1107	*P*	*741.937.042*	*0*	*741.937.042*
		1242	*P*	*3.179.730.179*	*0*	*3.179.730.179*
1.3.4.1.03.41	*Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal*			*4.829.557.946*	*536.617.549*	*5.366.175.495*
		1035	*P*	*0*	*536.617.549*	*536.617.549*
		1151	*P*	*1.609.852.649*	*0*	*1.609.852.649*
		1242	*P*	*3.219.705.297*	*0*	*3.219.705.297*
1.3.4.1.04.00	Participação Especial pela Produção de Petróleo - Contrato de Concessão			28.900.154.404	159.830.418	29.059.984.822
1.3.4.1.04.11	*Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal*			*68.177.689*		*68.177.689*
		1000	*P*	*8.999.455*	*0*	*8.999.455*
		1028	*P*	*13.362.827*	*0*	*13.362.827*
		1045	*P*	*4.090.661*	*0*	*4.090.661*
		1046	*P*	*2.863.463*	*0*	*2.863.463*
		1072	*P*	*2.863.463*	*0*	*2.863.463*
		1078	*P*	*1.908.975*	*0*	*1.908.975*
		1242	*P*	*34.088.845*	*0*	*34.088.845*
1.3.4.1.04.21	*Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal*			*23.601.196.943*		*23.601.196.943*
		1147	*P*	*5.900.299.236*	*0*	*5.900.299.236*
		1149	*P*	*5.900.299.236*	*0*	*5.900.299.236*
		1242	*P*	*11.800.598.471*	*0*	*11.800.598.471*
1.3.4.1.04.31	*Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal*			*4.111.966.848*		*4.111.966.848*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1000	*P*	*542.779.624*	*0*	*542.779.624*
		1028	*P*	*805.945.502*	*0*	*805.945.502*
		1045	*P*	*246.718.011*	*0*	*246.718.011*
		1046	*P*	*172.702.608*	*0*	*172.702.608*
		1072	*P*	*172.702.608*	*0*	*172.702.608*
		1078	*P*	*115.135.072*	*0*	*115.135.072*
		1242	*P*	*2.055.983.423*	*0*	*2.055.983.423*
1.3.4.1.04.41	*Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal*			*1.118.812.924*	*159.830.418*	*1.278.643.342*
		1035	*P*	*0*	*159.830.418*	*159.830.418*
		1151	*P*	*479.491.253*	*0*	*479.491.253*
		1242	*P*	*639.321.671*	*0*	*639.321.671*
1.3.4.1.05.00	Participação do Proprietário da Terra – Contrato de Concessão			17.817		17.817
1.3.4.1.05.01	*Participação do Proprietário da Terra – Contrato de Concessão - Principal*			*17.817*		*17.817*
		1000	*P*	*17.817*	*0*	*17.817*
1.3.4.3.00.00	Petróleo - Regime de Partilha de Produção			29.576.126.527		29.576.126.527
1.3.4.3.02.00	Royalties pela Produção de Petróleo - Partilha de Produção - Declaração de Comercialidade a partir de 3/12/2012			29.576.126.527		29.576.126.527
1.3.4.3.02.41	*Royalties pela Produção de Petróleo em Plataforma - Partilha de Produção - Declaração de Comercialidade a partir de 3/12/2012 - Principal*			*29.576.126.527*		*29.576.126.527*
		1076	*P*	*9.858.708.842*	*0*	*9.858.708.842*
		1242	*P*	*19.717.417.685*	*0*	*19.717.417.685*
1.3.4.4.00.00	Exploração de Recursos Minerais			7.462.087.466		7.462.087.466
1.3.4.4.01.00	Outorga de Direitos de Exploração e Pesquisa Mineral			114.187.665		114.187.665
1.3.4.4.01.01	*Outorga de Direitos de Exploração e Pesquisa Mineral - Principal*			*113.035.735*		*113.035.735*
		1000	*P*	*33.910.721*	*0*	*33.910.721*
		1052	*P*	*79.125.014*	*0*	*79.125.014*
1.3.4.4.01.03	*Outorga de Direitos de Exploração e Pesquisa Mineral - Dívida Ativa*			*1.151.930*		*1.151.930*
		1000	*P*	*345.579*	*0*	*345.579*
		1052	*P*	*806.351*	*0*	*806.351*
1.3.4.4.02.00	Compensação Financeira pela Exploração de Recursos Minerais			7.347.899.801		7.347.899.801
1.3.4.4.02.01	*Compensação Financeira pela Exploração de Recursos Minerais - Principal*			*7.325.407.004*		*7.325.407.004*
		1000	*P*	*219.762.210*	*0*	*219.762.210*
		1053	*P*	*358.944.943*	*0*	*358.944.943*
		1092	*P*	*10.255.570*	*0*	*10.255.570*
		1104	*P*	*10.255.570*	*0*	*10.255.570*
		1105	*P*	*41.022.279*	*0*	*41.022.279*
		1113	*P*	*92.300.128*	*0*	*92.300.128*
		1241	*P*	*6.592.866.304*	*0*	*6.592.866.304*
1.3.4.4.02.03	*Compensação Financeira pela Exploração de Recursos Minerais - Dívida Ativa*			*22.492.797*		*22.492.797*
		1000	*P*	*674.784*	*0*	*674.784*
		1053	*P*	*1.102.147*	*0*	*1.102.147*
		1092	*P*	*31.490*	*0*	*31.490*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1104	*P*	*31.490*	*0*	*31.490*
		1105	*P*	*125.960*	*0*	*125.960*
		1113	*P*	*283.409*	*0*	*283.409*
		1241	*P*	*20.243.517*	*0*	*20.243.517*
1.3.4.5.00.00	Exploração de Recursos Hídricos			4.690.141.245		4.690.141.245
1.3.4.5.01.00	Outorga de Direitos de Uso de Recursos Hídricos			193.400.414		193.400.414
1.3.4.5.01.01	*Outorga de Direitos de Uso de Recursos Hídricos - Principal*			*193.153.441*		*193.153.441*
		1000	*P*	*57.946.032*	*0*	*57.946.032*
		1016	*P*	*135.207.409*	*0*	*135.207.409*
1.3.4.5.01.03	*Outorga de Direitos de Uso de Recursos Hídricos - Dívida Ativa*			*246.973*		*246.973*
		1000	*P*	*74.092*	*0*	*74.092*
		1016	*P*	*172.881*	*0*	*172.881*
1.3.4.5.03.00	Compensação Financeira pela Exploração de Recursos Hídricos			4.496.740.831		4.496.740.831
1.3.4.5.03.11	*Utilização de Recursos Hídricos - Itaipu - Principal*			*1.658.009.644*		*1.658.009.644*
		1000	*P*	*49.740.289*	*0*	*49.740.289*
		1053	*P*	*34.818.203*	*0*	*34.818.203*
		1066	*P*	*34.818.203*	*0*	*34.818.203*
		1104	*P*	*9.284.854*	*0*	*9.284.854*
		1109	*P*	*37.139.416*	*0*	*37.139.416*
		1235	*P*	*1.492.208.679*	*0*	*1.492.208.679*
1.3.4.5.03.21	*Utilização de Recursos Hídricos - Demais Empresas - Principal*			*2.620.289.715*		*2.620.289.715*
		1000	*P*	*154.409.930*	*0*	*154.409.930*
		1053	*P*	*49.130.432*	*0*	*49.130.432*
		1066	*P*	*49.130.432*	*0*	*49.130.432*
		1071	*P*	*196.521.729*	*0*	*196.521.729*
		1104	*P*	*13.101.449*	*0*	*13.101.449*
		1109	*P*	*52.405.794*	*0*	*52.405.794*
		1234	*P*	*2.105.589.949*	*0*	*2.105.589.949*
1.3.4.5.03.31	*Utilização de Recursos Hídricos - Demais Empresas - Prorrogação de Outorga - Principal*			*6.148.293*		*6.148.293*
		1234	*P*	*6.148.293*	*0*	*6.148.293*
1.3.4.5.03.41	*Utilização de Recursos Hídricos – Terras Indígenas - Principal*			*212.293.179*		*212.293.179*
		1000	*P*	*6.823.709*	*0*	*6.823.709*
		1071	*P*	*15.921.988*	*0*	*15.921.988*
		1141	*P*	*18.954.748*	*0*	*18.954.748*
		1234	*P*	*170.592.734*	*0*	*170.592.734*
1.3.4.6.00.00	Exploração de Recursos Florestais			86.910.000		86.910.000
1.3.4.6.01.00	Concessão de Florestas Nacionais			86.848.414		86.848.414
1.3.4.6.01.11	*Concessão de Florestas Nacionais - Valor Mínimo - Principal*			*27.693.730*		*27.693.730*
		1000	*P*	*8.308.119*	*0*	*8.308.119*
		1052	*P*	*19.385.611*	*0*	*19.385.611*
1.3.4.6.01.12	*Concessão de Florestas Nacionais - Valor Mínimo - Multas e Juros*			*588.499*		*588.499*
		1000	*P*	*176.550*	*0*	*176.550*
		1052	*P*	*411.949*	*0*	*411.949*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.3.4.6.01.21	*Concessão de Florestas Nacionais - Demais Valores - Principal*			*56.902.726*		*56.902.726*
		1000	*P*	*10.242.491*	*0*	*10.242.491*
		1067	*P*	*15.932.763*	*0*	*15.932.763*
		1068	*P*	*7.966.382*	*0*	*7.966.382*
		1229	*P*	*22.761.090*	*0*	*22.761.090*
1.3.4.6.01.22	*Concessão de Florestas Nacionais - Demais Valores - Multas e Juros*			*1.663.459*		*1.663.459*
		1000	*P*	*299.423*	*0*	*299.423*
		1067	*P*	*465.769*	*0*	*465.769*
		1068	*P*	*232.884*	*0*	*232.884*
		1229	*P*	*665.383*	*0*	*665.383*
1.3.4.6.03.00	Custos de Edital de Concessão Florestal			61.586		61.586
1.3.4.6.03.01	*Custos de Edital de Concessão Florestal - Principal*			*61.586*		*61.586*
		1000	*P*	*18.476*	*0*	*18.476*
		1052	*P*	*43.110*	*0*	*43.110*
1.3.5.0.00.00	Exploração do Patrimônio Intangível			16.284		16.284
1.3.5.1.00.00	Exploração do Patrimônio Intangível			16.284		16.284
1.3.5.1.04.00	Royalties pela Comercialização de Produtos Resultantes de Criação Protegida			16.284		16.284
1.3.5.1.04.01	*Royalties pela Comercialização de Produtos Resultantes de Criação Protegida - Principal*			*16.284*		*16.284*
		1000	*P*	*4.885*	*0*	*4.885*
		1050	*P*	*11.399*	*0*	*11.399*
1.3.6.0.00.00	Cessão de Direitos			6.039.976.044	5.430.285.260	11.470.261.304
1.3.6.1.00.00	Cessão de Direitos			6.039.976.044	5.430.285.260	11.470.261.304
1.3.6.1.01.00	Cessão do Direito de Operacionalização de Pagamentos			6.039.976.044	5.430.285.260	11.470.261.304
1.3.6.1.01.11	*Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal*			*71.435.503*		*71.435.503*
		1000	*P*	*21.430.651*	*0*	*21.430.651*
		1050	*P*	*50.004.852*	*0*	*50.004.852*
1.3.6.1.01.21	*Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal*			*1.954.574.291*		*1.954.574.291*
		1000	*P*	*586.372.287*	*0*	*586.372.287*
		1138	*P*	*1.368.202.004*	*0*	*1.368.202.004*
1.3.6.1.01.31	*Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Direta - Principal*			*1.217.492.566*		*1.217.492.566*
		1000	*P*	*1.217.492.566*	*0*	*1.217.492.566*
1.3.6.1.01.41	*Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal*			*2.796.473.684*	*5.430.285.260*	*8.226.758.944*
		1000	*P*	*2.463.856.918*	*0*	*2.463.856.918*
		1049	*P*	*0*	*5.430.285.260*	*5.430.285.260*
		1050	*P*	*332.616.766*	*0*	*332.616.766*
1.3.9.0.00.00	Demais Receitas Patrimoniais			7.235.400.567		7.235.400.567
1.3.9.1.00.00	Participação da União em Receita de Serviços			7.228.980.991		7.228.980.991
1.3.9.1.01.00	Participação da União em Receita de Concursos de Prognósticos e Sorteios			7.228.980.991		7.228.980.991
1.3.9.1.01.11	*Participação da União em Receita de Loteria Federal - Principal*			*15.625.191*		*15.625.191*
		1000	*P*	*3.071.660*	*0*	*3.071.660*
		1121	*P*	*7.167.207*	*0*	*7.167.207*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1251	*P*	*5.386.324*	*0*	*5.386.324*
1.3.9.1.01.21	*Participação da União em Receita de Loteria Esportiva - Principal*			*15.232.978*		*15.232.978*
		1000	*P*	*3.820.731*	*0*	*3.820.731*
		1034	*P*	*5.418.943*	*0*	*5.418.943*
		1121	*P*	*3.496.094*	*0*	*3.496.094*
		1251	*P*	*2.497.210*	*0*	*2.497.210*
1.3.9.1.01.41	*Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal*			*3.418.384.559*		*3.418.384.559*
		1000	*P*	*796.123.772*	*0*	*796.123.772*
		1034	*P*	*391.989.756*	*0*	*391.989.756*
		1121	*P*	*1.465.632.380*	*0*	*1.465.632.380*
		1251	*P*	*764.638.651*	*0*	*764.638.651*
1.3.9.1.01.51	*Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal*			*39.554.315*		*39.554.315*
		1000	*P*	*6.654.746*	*0*	*6.654.746*
		1034	*P*	*1.683.731*	*0*	*1.683.731*
		1121	*P*	*13.844.010*	*0*	*13.844.010*
		1251	*P*	*17.371.828*	*0*	*17.371.828*
1.3.9.1.01.61	*Participação da União em Receita de Loteria de Prognóstico Específico - Principal*			*18.918.624*		*18.918.624*
		1000	*P*	*3.405.352*	*0*	*3.405.352*
		1034	*P*	*882.869*	*0*	*882.869*
		1121	*P*	*7.062.953*	*0*	*7.062.953*
		1251	*P*	*7.567.450*	*0*	*7.567.450*
1.3.9.1.01.71	*Participação da União em Receita de Loteria de AQF - Principal*			*3.721.265.324*		*3.721.265.324*
		1000	*P*	*524.368.133*	*0*	*524.368.133*
		1019	*P*	*10.386.465*	*0*	*10.386.465*
		1052	*P*	*1.057.342.194*	*0*	*1.057.342.194*
		1142	*P*	*135.024.052*	*0*	*135.024.052*
		1183	*P*	*20.772.931*	*0*	*20.772.931*
		1251	*P*	*186.956.380*	*0*	*186.956.380*
		1289	*P*	*20.772.931*	*0*	*20.772.931*
		9000	*P*	*473.427.897*	*0*	*473.427.897*
		9019	*P*	*9.377.463*	*0*	*9.377.463*
		9052	*P*	*954.625.689*	*0*	*954.625.689*
		9142	*P*	*121.907.013*	*0*	*121.907.013*
		9183	*P*	*18.754.925*	*0*	*18.754.925*
		9251	*P*	*168.794.326*	*0*	*168.794.326*
		9289	*P*	*18.754.925*	*0*	*18.754.925*
1.3.9.9.00.00	Outras Receitas Patrimoniais			6.419.576		6.419.576
1.3.9.9.99.00	Outras Receitas Patrimoniais			6.419.576		6.419.576
1.3.9.9.99.01	*Outras Receitas Patrimoniais - Principal*			*6.419.576*		*6.419.576*
		1000	*P*	*1.925.873*	*0*	*1.925.873*
		1050	*P*	*4.493.703*	*0*	*4.493.703*
1.4.0.0.00.00	**Receita Agropecuária**			**24.458.906**	**0**	**24.458.906**
1.4.1.0.00.00	Receita Agropecuária			24.458.906		24.458.906
1.4.1.1.00.00	Receita Agropecuária			24.458.906		24.458.906
1.4.1.1.01.00	Receita Agropecuária			24.458.906		24.458.906

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.4.1.1.01.01	*Receita Agropecuária - Principal*			*24.458.906*		*24.458.906*
		1038	*P*	*3.056*	*0*	*3.056*
		1050	*P*	*24.455.850*	*0*	*24.455.850*
1.5.0.0.00.00	**Receita Industrial**			**23.177.602.425**	**1.016.917**	**23.178.619.342**
1.5.1.0.00.00	Receita Industrial			23.177.602.425	1.016.917	23.178.619.342
1.5.1.1.00.00	Receita Industrial			23.177.602.425	1.016.917	23.178.619.342
1.5.1.1.01.00	Receita Industrial			398.181.918	1.016.917	399.198.835
1.5.1.1.01.01	*Receita Industrial - Principal*			*398.181.918*	*1.016.917*	*399.198.835*
		1049	*P*	*0*	*1.016.917*	*1.016.917*
		1050	*P*	*398.181.918*	*0*	*398.181.918*
1.5.1.1.02.00	Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União			22.779.420.507		22.779.420.507
1.5.1.1.02.11	*Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Principal*			*21.047.627.774*		*21.047.627.774*
		1147	*P*	*10.523.813.887*	*0*	*10.523.813.887*
		1149	*P*	*10.523.813.887*	*0*	*10.523.813.887*
1.5.1.1.02.21	*Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Acordos de Individualização de Produção - Principal*			*1.731.792.733*		*1.731.792.733*
		1152	*P*	*1.731.792.733*	*0*	*1.731.792.733*
1.6.0.0.00.00	**Receita de Serviços**			**40.170.368.153**	**24.553.958.347**	**64.724.326.500**
1.6.1.0.00.00	Serviços Administrativos e Comerciais Gerais			4.136.619.044	117.700.465	4.254.319.509
1.6.1.1.00.00	Serviços Administrativos e Comerciais Gerais			4.136.619.044	117.700.465	4.254.319.509
1.6.1.1.01.00	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral			1.473.044.236	86.041.661	1.559.085.897
1.6.1.1.01.01	*Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal*			*1.472.973.346*	*86.041.661*	*1.559.015.007*
		1000	*P*	*3.013.226*	*0*	*3.013.226*
		1038	*P*	*43.705.160*	*0*	*43.705.160*
		1049	*P*	*0*	*86.041.661*	*86.041.661*
		1050	*P*	*1.401.946.984*	*0*	*1.401.946.984*
		1059	*P*	*4.400.360*	*0*	*4.400.360*
		1116	*P*	*19.907.616*	*0*	*19.907.616*
1.6.1.1.01.02	*Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Multas e Juros*			*70.890*		*70.890*
		1050	*P*	*70.890*	*0*	*70.890*
1.6.1.1.02.00	Inscrição em Concursos e Processos Seletivos			451.022.151	31.394.550	482.416.701
1.6.1.1.02.01	*Inscrição em Concursos e Processos Seletivos - Principal*			*451.022.151*	*31.394.550*	*482.416.701*
		1049	*P*	*0*	*31.394.550*	*31.394.550*
		1050	*P*	*451.022.151*	*0*	*451.022.151*
1.6.1.1.03.00	Serviços de Registro, Certificação e Fiscalização			1.346.519.723	52.398	1.346.572.121
1.6.1.1.03.01	*Serviços de Registro, Certificação e Fiscalização - Principal*			*1.346.174.091*	*52.398*	*1.346.226.489*
		1038	*P*	*496.157*	*0*	*496.157*
		1049	*P*	*0*	*52.398*	*52.398*
		1050	*P*	*1.345.677.934*	*0*	*1.345.677.934*
1.6.1.1.03.02	*Serviços de Registro, Certificação e Fiscalização - Multas e Juros*			*341.244*		*341.244*
		1050	*P*	*341.244*	*0*	*341.244*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".   *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.6.1.1.03.03	*Serviços de Registro, Certificação e Fiscalização - Dívida Ativa*			*4.388*		*4.388*
		1050	*P*	*4.388*	*0*	*4.388*
1.6.1.1.04.00	Serviços de Informação e Tecnologia			839.980.225	211.856	840.192.081
1.6.1.1.04.01	*Serviços de Informação e Tecnologia - Principal*			*839.978.209*	*211.856*	*840.190.065*
		1000	*P*	*4.562.509*	*0*	*4.562.509*
		1049	*P*	*0*	*211.856*	*211.856*
		1050	*P*	*835.415.700*	*0*	*835.415.700*
1.6.1.1.04.02	*Serviços de Informação e Tecnologia - Multas e Juros*			*2.016*		*2.016*
		1050	*P*	*2.016*	*0*	*2.016*
1.6.1.1.06.00	Serviços de Operação, Manutenção e Fornecimento de Água			26.052.709		26.052.709
1.6.1.1.06.01	*Serviços de Operação, Manutenção e Fornecimento de Água - Principal*			*26.052.709*		*26.052.709*
		1052	*P*	*26.052.709*	*0*	*26.052.709*
1.6.2.0.00.00	Serviços e Atividades Referentes à Navegação e ao			4.690.166.985		4.690.166.985
1.6.2.1.00.00	Serviços e Atividades Referentes à Navegação e ao Transporte			4.690.166.985		4.690.166.985
1.6.2.1.01.00	Serviços de Navegação			4.568.253.767		4.568.253.767
1.6.2.1.01.11	*Serviços de Navegação Aérea - Principal*			*4.306.554.451*		*4.306.554.451*
		1052	*P*	*4.306.554.451*	*0*	*4.306.554.451*
1.6.2.1.01.21	*Serviços de Navegação Naval - Principal*			*261.699.316*		*261.699.316*
		1063	*P*	*261.699.316*	*0*	*261.699.316*
1.6.2.1.02.00	Serviços de Transporte de Passageiros ou Mercadorias			121.430.194		121.430.194
1.6.2.1.02.01	*Serviços de Transporte de Passageiros ou Mercadorias - Principal*			*121.430.194*		*121.430.194*
		1050	*P*	*121.430.194*	*0*	*121.430.194*
1.6.2.1.03.00	Serviços Portuários			483.024		483.024
1.6.2.1.03.01	*Serviços Portuários - Principal*			*483.024*		*483.024*
		1050	*P*	*483.024*	*0*	*483.024*
1.6.3.0.00.00	Serviços e Atividades Referentes à Saúde				356.490.751	356.490.751
1.6.3.1.00.00	Serviços de Atendimento à Saúde				296.381.872	296.381.872
1.6.3.1.01.00	Serviços de Atendimento à Saúde em Unidades do Governo Federal				296.381.872	296.381.872
1.6.3.1.01.01	*Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal*				*296.380.000*	*296.380.000*
		1049	*P*	*0*	*296.380.000*	*296.380.000*
1.6.3.1.01.02	*Serviços de Atendimento à Saúde em Unidades do Governo Federal - Multas e Juros*				*1.872*	*1.872*
		1049	*P*	*0*	*1.872*	*1.872*
1.6.3.2.00.00	Serviços de Assistência à Saúde de Servidores Civis e Militares				60.108.879	60.108.879
1.6.3.2.01.00	Serviços de Assistência à Saúde Suplementar de Servidores Civis				60.108.879	60.108.879
1.6.3.2.01.01	*Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal*				*60.108.879*	*60.108.879*
		1004	*P*	*0*	*46.992.858*	*46.992.858*
		1049	*P*	*0*	*13.116.021*	*13.116.021*
1.6.4.0.00.00	Serviços e Atividades Financeiras			31.318.248.180	24.079.698.299	55.397.946.479
1.6.4.1.00.00	Serviços e Atividades Financeiras			31.318.248.180	24.079.698.299	55.397.946.479
1.6.4.1.01.00	Retorno de Operações, Juros e Encargos Financeiros			31.100.602.799		31.100.602.799
1.6.4.1.01.01	*Retorno de Operações, Juros e Encargos Financeiros - Principal*			*31.100.050.812*		*31.100.050.812*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1000	*F*	*424.824*	*0*	*424.824*
		1050	*F*	*1.305.600.479*	*0*	*1.305.600.479*
		1052	*F*	*1.632.244.757*	*0*	*1.632.244.757*
		1061	*F*	*36.802.761*	*0*	*36.802.761*
		1114	*F*	*686.908*	*0*	*686.908*
		1147	*F*	*1.097.436.603*	*0*	*1.097.436.603*
		1400	*F*	*24.827.729.439*	*0*	*24.827.729.439*
		1401	*F*	*2.199.125.041*	*0*	*2.199.125.041*
1.6.4.1.01.02	*Retorno de Operações, Juros e Encargos Financeiros - Multas e Juros*			*551.987*		*551.987*
		1050	*F*	*551.987*	*0*	*551.987*
1.6.4.1.02.00	Concessão de Avais, Garantias e Seguros			217.645.381		217.645.381
1.6.4.1.02.01	*Concessão de Avais, Garantias e Seguros - Principal*			*199.102.345*		*199.102.345*
		1052	*P*	*199.102.345*	*0*	*199.102.345*
1.6.4.1.02.02	*Concessão de Avais, Garantias e Seguros - Multas e Juros*			*18.543.036*		*18.543.036*
		1052	*P*	*18.543.036*	*0*	*18.543.036*
1.6.4.1.03.00	Remuneração sobre Repasse para Programas de Desenvolvimento Econômico				24.079.698.299	24.079.698.299
1.6.4.1.03.01	*Remuneração sobre Repasse para Programas de Desenvolvimento Econômico - Principal*				*24.079.698.299*	*24.079.698.299*
		1049	*F*	*0*	*24.079.698.299*	*24.079.698.299*
1.6.9.0.00.00	Outros Serviços			25.333.944	68.832	25.402.776
1.6.9.9.00.00	Outros Serviços			25.333.944	68.832	25.402.776
1.6.9.9.99.00	Outros Serviços			25.333.944	68.832	25.402.776
1.6.9.9.99.01	*Outros Serviços - Principal*			*25.333.944*	*68.832*	*25.402.776*
		1049	*P*	*0*	*68.832*	*68.832*
		1050	*P*	*25.333.944*	*0*	*25.333.944*
1.7.0.0.00.00	**Transferências Correntes**			**130.441.789**	**7.756.050**	**138.197.839**
1.7.1.0.00.00	Transferências da União e de suas Entidades			2.000.000		2.000.000
1.7.1.7.00.00	Transferências de Convênios da União e de Suas Entidades			2.000.000		2.000.000
1.7.1.7.99.00	Outras Transferências de Convênios da União e de Suas Entidades			2.000.000		2.000.000
1.7.1.7.99.01	*Outras Transferências de Convênios da União e de Suas Entidades - Principal*			*2.000.000*		*2.000.000*
		1081	*P*	*2.000.000*	*0*	*2.000.000*
1.7.2.0.00.00	Transferências dos Estados e do Distrito Federal e de suas			15.616.346	5.311.121	20.927.467
1.7.2.4.00.00	Transferências de Convênios dos Estados e DF e de Suas Entidades			15.616.346	5.311.121	20.927.467
1.7.2.4.01.00	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União			15.616.346	5.311.121	20.927.467
1.7.2.4.01.01	*Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal*			*15.616.346*	*5.311.121*	*20.927.467*
		1081	*P*	*15.616.346*	*5.311.121*	*20.927.467*
1.7.3.0.00.00	Transferências dos Municípios e de suas Entidades			14.448.449		14.448.449
1.7.3.2.00.00	Transferências de Convênios dos Municípios e de Suas Entidades			14.448.449		14.448.449
1.7.3.2.01.00	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União			14.448.449		14.448.449
1.7.3.2.01.01	*Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal*			*14.448.449*		*14.448.449*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1081	*P*	*14.448.449*	*0*	*14.448.449*
1.7.4.0.00.00	Transferências de Instituições Privadas			98.376.994		98.376.994
1.7.4.1.00.00	Transferências de Instituições Privadas			98.376.994		98.376.994
1.7.4.1.01.00	Transferências de Instituições Privadas para Órgãos e Entidades da União			98.376.994		98.376.994
1.7.4.1.01.01	*Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal*			*98.376.994*		*98.376.994*
		1081	*P*	*7.014.750*	*0*	*7.014.750*
		1096	*P*	*91.362.244*	*0*	*91.362.244*
1.7.9.0.00.00	Demais Transferências Correntes				2.444.929	2.444.929
1.7.9.1.00.00	Transferências de Pessoas Físicas				2.444.929	2.444.929
1.7.9.1.01.00	Transferências de Pessoas Físicas para Órgãos e Entidades da União				2.444.929	2.444.929
1.7.9.1.01.01	*Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal*				*2.444.929*	*2.444.929*
		1096	*P*	*0*	*2.444.929*	*2.444.929*
1.9.0.0.00.00	**Outras Receitas Correntes**			**34.889.906.985**	**3.390.399.596**	**38.280.306.581**
1.9.1.0.00.00	Multas Administrativas, Contratuais e Judiciais			6.776.718.590	867.159.121	7.643.877.711
1.9.1.1.00.00	Multas Administrativas, Contratuais e Judiciais			6.776.718.590	867.159.121	7.643.877.711
1.9.1.1.01.00	Multas Previstas em Legislação Específica			2.586.470.604	595.170.599	3.181.641.203
1.9.1.1.01.01	*Multas Previstas em Legislação Específica - Principal*			*1.232.124.526*	*298.994.364*	*1.531.118.890*
		1003	*P*	*0*	*298.994.364*	*298.994.364*
		1009	*P*	*5.641.698*	*0*	*5.641.698*
		1019	*P*	*38.289.432*	*0*	*38.289.432*
		1032	*P*	*6.181.736*	*0*	*6.181.736*
		1033	*P*	*59.108.906*	*0*	*59.108.906*
		1052	*P*	*1.080.710.060*	*0*	*1.080.710.060*
		1088	*P*	*8.088.454*	*0*	*8.088.454*
		1131	*P*	*34.104.240*	*0*	*34.104.240*
1.9.1.1.01.02	*Multas Previstas em Legislação Específica - Multas e Juros*			*6.538.719*		*6.538.719*
		1009	*P*	*1.835*	*0*	*1.835*
		1032	*P*	*55.226*	*0*	*55.226*
		1052	*P*	*6.481.658*	*0*	*6.481.658*
1.9.1.1.01.03	*Multas Previstas em Legislação Específica - Dívida Ativa*			*1.253.156.559*	*296.176.235*	*1.549.332.794*
		1003	*P*	*0*	*295.944.142*	*295.944.142*
		1033	*P*	*531.609*	*0*	*531.609*
		1052	*P*	*1.091.108.372*	*0*	*1.091.108.372*
		1054	*P*	*0*	*232.093*	*232.093*
		1069	*P*	*142.591.732*	*0*	*142.591.732*
		1088	*P*	*18.924.846*	*0*	*18.924.846*
1.9.1.1.01.04	*Multas Previstas em Legislação Específica - Dívida Ativa - Multas e Juros*			*94.650.800*		*94.650.800*
		1000	*P*	*17.794.032*	*0*	*17.794.032*
		1033	*P*	*12.838.068*	*0*	*12.838.068*
		1052	*P*	*64.002.586*	*0*	*64.002.586*
		1088	*P*	*16.114*	*0*	*16.114*
1.9.1.1.02.00	Multas Previstas na Lei Geral das Telecomunicações			130.972.499		130.972.499

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.9.1.1.02.11	*Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Principal*			*110.201.724*		*110.201.724*
		1044	*P*	*55.100.862*	*0*	*55.100.862*
		1120	*P*	*49.590.776*	*0*	*49.590.776*
		1135	*P*	*5.510.086*	*0*	*5.510.086*
1.9.1.1.02.13	*Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Dívida Ativa*			*20.770.775*		*20.770.775*
		1044	*P*	*10.385.387*	*0*	*10.385.387*
		1120	*P*	*9.346.849*	*0*	*9.346.849*
		1135	*P*	*1.038.539*	*0*	*1.038.539*
1.9.1.1.03.00	Multas Previstas na Legislação do Seguro-Desemprego e Abono Salarial				102.302.232	102.302.232
1.9.1.1.03.01	*Multas Previstas na Legislação do Seguro-Desemprego e Abono Salarial - Principal*				*102.302.232*	*102.302.232*
		1003	*P*	*0*	*102.302.232*	*102.302.232*
1.9.1.1.04.00	Multas Previstas na Legislação sobre Defesa dos Direitos Difusos			296.255.549		296.255.549
1.9.1.1.04.01	*Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Principal*			*279.125.604*		*279.125.604*
		1083	*P*	*279.125.604*	*0*	*279.125.604*
1.9.1.1.04.02	*Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Multas e Juros*			*4.821.355*		*4.821.355*
		1083	*P*	*4.821.355*	*0*	*4.821.355*
1.9.1.1.04.03	*Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Dívida Ativa*			*9.080.482*		*9.080.482*
		1083	*P*	*9.080.482*	*0*	*9.080.482*
1.9.1.1.04.04	*Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Dívida Ativa – Multas e Juros*			*3.228.108*		*3.228.108*
		1083	*P*	*3.228.108*	*0*	*3.228.108*
1.9.1.1.05.00	Multas Previstas em Lei por Infrações no Setor de Energia Elétrica			433.722.060		433.722.060
1.9.1.1.05.01	*Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Principal*			*371.892.436*		*371.892.436*
		1087	*P*	*371.892.436*	*0*	*371.892.436*
1.9.1.1.05.02	*Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Multas e Juros*			*2.325.380*		*2.325.380*
		1087	*P*	*2.325.380*	*0*	*2.325.380*
1.9.1.1.05.03	*Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Dívida Ativa*			*59.504.244*		*59.504.244*
		1087	*P*	*59.504.244*	*0*	*59.504.244*
1.9.1.1.06.00	Multas por Danos Ambientais			243.663.176		243.663.176
1.9.1.1.06.11	*Multas Administrativas por Danos Ambientais - Principal*			*223.857.263*		*223.857.263*
		1052	*P*	*111.928.632*	*0*	*111.928.632*
		1069	*P*	*111.928.631*	*0*	*111.928.631*
1.9.1.1.06.21	*Multas Judiciais por Danos Ambientais - Principal*			*19.805.913*		*19.805.913*
		1069	*P*	*19.805.913*	*0*	*19.805.913*
1.9.1.1.07.00	Multas Aplicadas pelos Tribunais de Contas			20.073.181		20.073.181
1.9.1.1.07.01	*Multas Aplicadas pelos Tribunais de Contas - Principal*			*20.073.181*		*20.073.181*
		1000	*P*	*20.073.181*	*0*	*20.073.181*
1.9.1.1.08.00	Multas Decorrentes de Sentenças Judiciais			21.343.552		21.343.552
1.9.1.1.08.01	*Multas Decorrentes de Sentenças Judiciais - Principal*			*21.293.906*		*21.293.906*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1052	*P*	*21.293.906*	*0*	*21.293.906*
1.9.1.1.08.02	*Multas Decorrentes de Sentenças Judiciais - Multas e Juros*			*49.646*		*49.646*
		1052	*P*	*49.646*	*0*	*49.646*
1.9.1.1.09.00	Multas e Juros Previstos em Contratos			60.991.537	105.939.136	166.930.673
1.9.1.1.09.01	*Multas e Juros Previstos em Contratos - Principal*			*60.575.485*	*105.939.136*	*166.514.621*
		1000	*P*	*26.517.667*	*0*	*26.517.667*
		1049	*P*	*0*	*105.939.136*	*105.939.136*
		1050	*P*	*34.057.818*	*0*	*34.057.818*
1.9.1.1.09.02	*Multas e Juros Previstos em Contratos - Multas e Juros*			*416.052*		*416.052*
		1050	*P*	*416.052*	*0*	*416.052*
1.9.1.1.10.00	Multas Previstas na Legislação sobre Regime de Previdência Privada Complementar				1.678.032	1.678.032
1.9.1.1.10.03	*Multas Previstas na Legislação sobre Regime de Previdência Privada Complementar - Dívida Ativa*				*1.678.032*	*1.678.032*
		1039	*P*	*0*	*1.678.032*	*1.678.032*
1.9.1.1.11.00	Multa por Descumprimento de Obrigação Previdenciária Acessória				62.069.122	62.069.122
1.9.1.1.11.01	*Multa por Descumprimento de Obrigação Previdenciária Acessória - Principal*				*62.069.122*	*62.069.122*
		1054	*P*	*0*	*62.069.122*	*62.069.122*
1.9.1.1.12.00	Multas Previstas na Legislação Antidrogas			1.185.429		1.185.429
1.9.1.1.12.01	*Multas Previstas na Legislação Antidrogas - Principal*			*1.185.429*		*1.185.429*
		1025	*P*	*948.343*	*0*	*948.343*
		1052	*P*	*237.086*	*0*	*237.086*
1.9.1.1.13.00	Multas Previstas na Legislação Anticorrupção			69.339.149		69.339.149
1.9.1.1.13.11	*Multas da Legislação Anticorrupção Oriundas de Processos Administrativos de Responsabilização - Principal*			*22.842.765*		*22.842.765*
		1000	*P*	*22.842.765*	*0*	*22.842.765*
1.9.1.1.13.21	*Multas da Legislação Anticorrupção Oriundas de Acordos de Leniência - Principal*			*46.496.384*		*46.496.384*
		1000	*P*	*46.496.384*	*0*	*46.496.384*
1.9.1.1.14.00	Multas Previstas no Código de Trânsito Brasileiro – CTB			2.899.256.801		2.899.256.801
1.9.1.1.14.01	*Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal*			*2.882.446.326*		*2.882.446.326*
		1144	*P*	*2.882.446.326*	*0*	*2.882.446.326*
1.9.1.1.14.02	*Multas Previstas no Código de Trânsito Brasileiro – CTB - Multas e Juros*			*5.901*		*5.901*
		1144	*P*	*5.901*	*0*	*5.901*
1.9.1.1.14.03	*Multas Previstas no Código de Trânsito Brasileiro – CTB - Dívida Ativa*			*16.804.574*		*16.804.574*
		1144	*P*	*16.804.574*	*0*	*16.804.574*
1.9.1.1.15.00	Multas auferidas pela União junto a operadoras ferroviárias			13.445.053		13.445.053
1.9.1.1.15.01	*Multas auferidas pela União junto a operadoras ferroviárias - Principal*			*13.445.053*		*13.445.053*
		1180	*P*	*13.445.053*	*0*	*13.445.053*
1.9.2.0.00.00	Indenizações, Restituições e Ressarcimentos			6.176.298.481	1.986.536.297	8.162.834.778
1.9.2.1.00.00	Indenizações			252.441.325	505.040.219	757.481.544
1.9.2.1.01.00	Indenizações por Danos Causados ao Patrimônio Público			1.519.624	61.091	1.580.715

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.9.2.1.01.01	*Indenizações por Danos Causados ao Patrimônio Público - Principal*			*1.519.624*	*61.091*	*1.580.715*
		1049	*P*	*0*	*61.091*	*61.091*
		1050	*P*	*1.519.624*	*0*	*1.519.624*
1.9.2.1.02.00	Indenização por Posse ou Ocupação Ilícita de Bens Públicos			2.882.905		2.882.905
1.9.2.1.02.01	*Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Principal*			*2.715.812*		*2.715.812*
		1000	*P*	*2.715.812*	*0*	*2.715.812*
1.9.2.1.02.02	*Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Multas e Juros*			*167.093*		*167.093*
		1000	*P*	*162.916*	*0*	*162.916*
		1033	*P*	*4.177*	*0*	*4.177*
1.9.2.1.03.00	Indenização por Sinistro			1.428.610		1.428.610
1.9.2.1.03.01	*Indenização por Sinistro - Principal*			*1.428.610*		*1.428.610*
		1050	*P*	*1.428.610*	*0*	*1.428.610*
1.9.2.1.04.00	Indenização pela Assistência Médico-Hospitalar				202.426.092	202.426.092
1.9.2.1.04.01	*Indenização pela Assistência Médico-Hospitalar - Principal*				*202.426.092*	*202.426.092*
		1005	*P*	*0*	*202.426.092*	*202.426.092*
1.9.2.1.05.00	Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais				291.879.376	291.879.376
1.9.2.1.05.01	*Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal*				*291.879.376*	*291.879.376*
		1132	*P*	*0*	*291.879.376*	*291.879.376*
1.9.2.1.99.00	Outras Indenizações			246.610.186	10.673.660	257.283.846
1.9.2.1.99.01	*Outras Indenizações - Principal*			*246.610.186*	*10.673.660*	*257.283.846*
		1000	*P*	*227.852.268*	*0*	*227.852.268*
		1049	*P*	*0*	*10.673.660*	*10.673.660*
		1050	*P*	*18.757.918*	*0*	*18.757.918*
1.9.2.2.00.00	Restituições			5.547.008.627	604.262.077	6.151.270.704
1.9.2.2.01.00	Restituição de Convênios			1.612.062.608	2.630.166	1.614.692.774
1.9.2.2.01.11	*Restituição de Convênios - Primárias - Principal*			*1.612.062.608*	*2.630.166*	*1.614.692.774*
		1000	*P*	*1.233.108.380*	*0*	*1.233.108.380*
		1012	*P*	*378.954.228*	*0*	*378.954.228*
		1049	*P*	*0*	*2.630.166*	*2.630.166*
1.9.2.2.02.00	Restituição de Benefícios Não Desembolsados				274.618.452	274.618.452
1.9.2.2.02.01	*Restituição de Benefícios Não Desembolsados - Principal*				*274.618.452*	*274.618.452*
		1049	*P*	*0*	*274.618.452*	*274.618.452*
1.9.2.2.03.00	Restituição de Benefícios Previdenciários				173.253.225	173.253.225
1.9.2.2.03.01	*Restituição de Benefícios Previdenciários - Principal*				*172.989.059*	*172.989.059*
		1002	*P*	*0*	*35.161*	*35.161*
		1054	*P*	*0*	*172.953.898*	*172.953.898*
1.9.2.2.03.02	*Restituição de Benefícios Previdenciários - Multas e Juros*				*264.166*	*264.166*
		1054	*P*	*0*	*264.166*	*264.166*
1.9.2.2.04.00	Restituição de Benefícios Assistenciais				731.818	731.818
1.9.2.2.04.01	*Restituição de Benefícios Assistenciais - Principal*				*731.818*	*731.818*
		1002	*P*	*0*	*731.818*	*731.818*
1.9.2.2.06.00	Restituição de Despesas de Exercícios Anteriores			3.638.928.622		3.638.928.622

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.9.2.2.06.31	*Restituição de Despesas Primárias de Exercícios Anteriores - Principal*			*3.638.928.622*		*3.638.928.622*
		1000	*P*	*3.601.025.060*	*0*	*3.601.025.060*
		1012	*P*	*1.656.969*	*0*	*1.656.969*
		1038	*P*	*76.081*	*0*	*76.081*
		1050	*P*	*36.170.512*	*0*	*36.170.512*
1.9.2.2.07.00	Restituição de Parcelas do Seguro Desemprego Recebidas Indevidamente				15.821.700	15.821.700
1.9.2.2.07.01	*Restituição de Parcelas do Seguro Desemprego Recebidas Indevidamente - Principal*				*15.821.700*	*15.821.700*
		1040	*P*	*0*	*15.821.700*	*15.821.700*
1.9.2.2.08.00	Restituição de Garantias Prestadas			114.511.980		114.511.980
1.9.2.2.08.01	*Restituição de Garantias Prestadas - Principal*			*114.511.980*		*114.511.980*
		1050	*P*	*114.511.980*	*0*	*114.511.980*
1.9.2.2.09.00	Restituição de Recursos de Fomento e de Subvenções Financeiras			450.545		450.545
1.9.2.2.09.01	*Restituição de Recursos de Fomento e de Subvenções Financeiras - Principal*			*450.545*		*450.545*
		1000	*P*	*450.545*	*0*	*450.545*
1.9.2.2.10.00	Restituição Decorrente da Não Aplicação de Incentivos Fiscais			66.803.039		66.803.039
1.9.2.2.10.11	*Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei Rouanet - Principal*			*24.688.379*		*24.688.379*
		1050	*P*	*24.688.379*	*0*	*24.688.379*
1.9.2.2.10.21	*Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei do Audiovisual - Principal*			*42.114.660*		*42.114.660*
		1029	*P*	*42.036.144*	*0*	*42.036.144*
		1050	*P*	*78.516*	*0*	*78.516*
1.9.2.2.13.00	Restituição de Contribuições para a Previdência Complementar do Servidor Público			2.494.154		2.494.154
1.9.2.2.13.01	*Restituição de Contribuições para a Previdência Complementar do Servidor Público - Principal*			*2.494.154*		*2.494.154*
		1000	*P*	*2.494.154*	*0*	*2.494.154*
1.9.2.2.99.00	Outras Restituições			111.757.679	137.206.716	248.964.395
1.9.2.2.99.01	*Outras Restituições - Principal*			*111.757.679*	*137.206.716*	*248.964.395*
		1000	*P*	*82.617.812*	*0*	*82.617.812*
		1049	*P*	*0*	*137.206.716*	*137.206.716*
		1050	*P*	*29.139.867*	*0*	*29.139.867*
1.9.2.3.00.00	Ressarcimentos			376.848.529	877.234.001	1.254.082.530
1.9.2.3.01.00	Ressarcimento por Operadoras de Seguros Privados de Assistência à Saúde				763.865.625	763.865.625
1.9.2.3.01.01	*Ressarcimento por Operadoras de Seguros Privados de Assistência à Saúde - Principal*				*763.865.625*	*763.865.625*
		1003	*P*	*0*	*763.865.625*	*763.865.625*
1.9.2.3.02.00	Ressarcimento de Custos			115.928.383		115.928.383
1.9.2.3.02.01	*Ressarcimento de Custos - Principal*			*115.928.383*		*115.928.383*
		1000	*P*	*115.619.034*	*0*	*115.619.034*
		1052	*P*	*309.349*	*0*	*309.349*
1.9.2.3.03.00	Reversão de Garantias			2.684	138.561	141.245
1.9.2.3.03.01	*Reversão de Garantias - Principal*			*2.684*	*138.561*	*141.245*
		1049	*P*	*0*	*138.561*	*138.561*
		1050	*P*	*2.684*	*0*	*2.684*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.9.2.3.04.00	Ressarcimento ao Regime Geral de Previdência Social - RGPS				105.813.697	105.813.697
1.9.2.3.04.01	*Ressarcimento ao Regime Geral de Previdência Social - RGPS - Principal*				*104.933.127*	*104.933.127*
		1054	*P*	*0*	*104.933.127*	*104.933.127*
1.9.2.3.04.02	*Ressarcimento ao Regime Geral de Previdência Social - RGPS - Multas e Juros*				*880.570*	*880.570*
		1054	*P*	*0*	*880.570*	*880.570*
1.9.2.3.99.00	Outros Ressarcimentos			260.917.462	7.416.118	268.333.580
1.9.2.3.99.01	*Outros Ressarcimentos - Principal*			*220.455.700*	*7.105.174*	*227.560.874*
		1000	*P*	*220.252.908*	*0*	*220.252.908*
		1049	*P*	*0*	*7.105.174*	*7.105.174*
		1050	*P*	*202.792*	*0*	*202.792*
1.9.2.3.99.02	*Outros Ressarcimentos - Multas e Juros*				*310.944*	*310.944*
		1049	*P*	*0*	*310.944*	*310.944*
1.9.2.3.99.03	*Outros Ressarcimentos - Dívida Ativa*			*40.461.762*		*40.461.762*
		1000	*P*	*40.461.762*	*0*	*40.461.762*
1.9.3.0.00.00	Bens, Direitos e Valores Incorporados ao Patrimônio			728.737.546	202.256.730	930.994.276
1.9.3.1.00.00	Bens, Direitos e Valores Incorporados ao Patrimônio Público			728.737.546	202.256.730	930.994.276
1.9.3.1.01.00	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Comuns			34.227.766		34.227.766
1.9.3.1.01.01	*Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Comuns - Principal*			*34.227.766*		*34.227.766*
		1052	*P*	*34.227.766*	*0*	*34.227.766*
1.9.3.1.02.00	Apreensão de Bens, Mercadorias e Moedas por Infrações à Legislação Aduaneira			164.947.735	107.311.860	272.259.595
1.9.3.1.02.11	*Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Principal*			*160.170.679*	*106.780.453*	*266.951.132*
		1001	*P*	*0*	*106.780.453*	*106.780.453*
		1032	*P*	*160.170.679*	*0*	*160.170.679*
1.9.3.1.02.12	*Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Multas e Juros*			*797.111*	*531.407*	*1.328.518*
		1001	*P*	*0*	*531.407*	*531.407*
		1032	*P*	*797.111*	*0*	*797.111*
1.9.3.1.02.21	*Valores em Moeda Apreendidos por Infrações à Legislação Aduaneira - Principal*			*3.979.945*		*3.979.945*
		1000	*P*	*3.979.945*	*0*	*3.979.945*
1.9.3.1.04.00	Prêmios Prescritos de Concursos de Prognósticos			433.239.873		433.239.873
1.9.3.1.04.01	*Prêmios Prescritos de Concursos de Prognósticos - Principal*			*433.239.873*		*433.239.873*
		1124	*P*	*433.239.873*	*0*	*433.239.873*
1.9.3.1.08.00	Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins			94.944.870	94.944.870	189.889.740
1.9.3.1.08.01	*Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Principal*			*94.714.512*	*94.714.512*	*189.429.024*
		1003	*P*	*0*	*94.714.512*	*94.714.512*
		1052	*P*	*94.714.512*	*0*	*94.714.512*
1.9.3.1.08.02	*Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Multas e Juros*			*230.358*	*230.358*	*460.716*
		1003	*P*	*0*	*230.358*	*230.358*
		1052	*P*	*230.358*	*0*	*230.358*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.9.3.1.10.00	Prêmios Prescritos de Loteria de Apostas de Quota Fixa			1.377.302		1.377.302
1.9.3.1.10.01	*Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Principal*			*1.377.302*		*1.377.302*
		1124	*P*	*688.651*	*0*	*688.651*
		1182	*P*	*688.651*	*0*	*688.651*
1.9.4.0.00.00	Multas e Juros de Mora das Receitas de Capital			1.394.586	91.959	1.486.545
1.9.4.2.00.00	Multas e Juros de Mora das Alienações de Bens Imóveis			1.342.466	91.959	1.434.425
1.9.4.2.01.00	Multas e Juros de Mora das Alienações de Bens Imóveis em Geral			1.342.466	91.959	1.434.425
1.9.4.2.01.06	*Multas e Juros de Mora das Alienações de Bens Imóveis em Geral - Juros do Principal*			*1.342.466*	*91.959*	*1.434.425*
		1049	*P*	*0*	*91.959*	*91.959*
		1051	*P*	*1.342.466*	*0*	*1.342.466*
1.9.4.4.00.00	Multas e Juros de Mora das Amortizações de Empréstimos			52.120		52.120
1.9.4.4.06.00	Multas e Juros de Mora de Amortização de Empréstimos Contratuais			16.142		16.142
1.9.4.4.06.02	*Multas e Juros de Mora de Amortização de Empréstimos Contratuais - Multas e Juros*			*16.142*		*16.142*
		1050	*F*	*16.142*	*0*	*16.142*
1.9.4.4.07.00	Multas e Juros de Mora de Amortização de Financiamentos			35.978		35.978
1.9.4.4.07.12	*Multas e Juros de Mora de Amortização de Financiamentos em Geral - Multas e Juros*			*35.978*		*35.978*
		1052	*F*	*35.438*	*0*	*35.438*
		1114	*F*	*540*	*0*	*540*
1.9.9.0.00.00	Demais Receitas Correntes			21.206.757.782	334.355.489	21.541.113.271
1.9.9.9.00.00	Outras Receitas Correntes			21.206.757.782	334.355.489	21.541.113.271
1.9.9.9.03.00	Compensações Financeiras entre os Regimes de Previdência				247.715.091	247.715.091
1.9.9.9.03.01	*Compensações Financeiras entre os Regimes de Previdência - Principal*				*247.715.091*	*247.715.091*
		1054	*P*	*0*	*247.715.091*	*247.715.091*
1.9.9.9.04.00	Contribuição ao Montepio Civil				51.718	51.718
1.9.9.9.04.01	*Contribuição ao Montepio Civil - Principal*				*51.718*	*51.718*
		1017	*P*	*0*	*51.718*	*51.718*
1.9.9.9.05.00	Barreiras Técnicas ao Comércio Exterior			1.125.631.113		1.125.631.113
1.9.9.9.05.01	*Barreiras Técnicas ao Comércio Exterior - Principal*			*1.119.392.005*		*1.119.392.005*
		1086	*P*	*1.119.392.005*	*0*	*1.119.392.005*
1.9.9.9.05.02	*Barreiras Técnicas ao Comércio Exterior - Multas e Juros*			*6.239.108*		*6.239.108*
		1086	*P*	*6.239.108*	*0*	*6.239.108*
1.9.9.9.10.00	Reserva Global de Reversão			17.436.066		17.436.066
1.9.9.9.10.01	*Reserva Global de Reversão - Principal*			*17.436.066*		*17.436.066*
		1080	*P*	*17.436.066*	*0*	*17.436.066*
1.9.9.9.12.00	Encargos Legais pela Inscrição em Dívida Ativa e Receitas de Ônus de Sucumbência			1.417.736.574		1.417.736.574
1.9.9.9.12.11	*Encargos Legais pela Inscrição em Dívida Ativa - Principal*			*1.413.694.433*		*1.413.694.433*
		1031	*P*	*1.413.578.477*	*0*	*1.413.578.477*
		1050	*P*	*115.956*	*0*	*115.956*
1.9.9.9.12.21	*Ônus de Sucumbência - Principal*			*4.042.141*		*4.042.141*
		1000	*P*	*4.042.141*	*0*	*4.042.141*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
1.9.9.9.15.00	Transação Resolutiva de Litígios de Receitas Não Administradas pela RFB			8.553.022.485		8.553.022.485
1.9.9.9.15.01	*Transação Resolutiva de Litígios de Receitas Não Administradas pela RFB - Principal*			*8.553.022.485*		*8.553.022.485*
		1000	*P*	*8.553.022.485*	*0*	*8.553.022.485*
1.9.9.9.17.00	Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM			182.477.652		182.477.652
1.9.9.9.17.01	*Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM - Principal*			*182.477.652*		*182.477.652*
		1060	*P*	*182.477.652*	*0*	*182.477.652*
1.9.9.9.99.00	Outras Receitas			9.910.453.892	86.588.680	9.997.042.572
1.9.9.9.99.11	*Outras Receitas Arrecadadas e Projetadas pela RFB - Principal*			*1.564.171.002*		*1.564.171.002*
		1000	*P*	*1.564.171.002*	*0*	*1.564.171.002*
1.9.9.9.99.12	*Outras Receitas Arrecadadas e Projetadas pela RFB - Multas e Juros*			*70.669.571*		*70.669.571*
		1032	*P*	*70.669.571*	*0*	*70.669.571*
1.9.9.9.99.13	*Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa*			*6.981.287.129*		*6.981.287.129*
		1000	*P*	*6.329.152.108*	*0*	*6.329.152.108*
		1032	*P*	*652.135.021*	*0*	*652.135.021*
1.9.9.9.99.14	*Outras Receitas Arrecadadas e Projetadas pela RFB - Dívida Ativa - Multas e Juros*			*5.756.785*	*16.016.860*	*21.773.645*
		1000	*P*	*5.756.785*	*0*	*5.756.785*
		1054	*P*	*0*	*16.016.860*	*16.016.860*
1.9.9.9.99.21	*Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal*			*102.622.174*	*32.295.673*	*134.917.847*
		1038	*P*	*790.364*	*0*	*790.364*
		1049	*P*	*0*	*32.295.673*	*32.295.673*
		1050	*P*	*99.638.493*	*0*	*99.638.493*
		1083	*P*	*2.193.317*	*0*	*2.193.317*
1.9.9.9.99.22	*Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Multas e Juros*			*4.364.685*	*34.989.746*	*39.354.431*
		1000	*P*	*3.396.637*	*0*	*3.396.637*
		1049	*P*	*0*	*34.989.746*	*34.989.746*
		1050	*P*	*968.048*	*0*	*968.048*
1.9.9.9.99.23	*Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa*			*840.632.465*	*2.159.788*	*842.792.253*
		1000	*P*	*807.686.300*	*0*	*807.686.300*
		1049	*P*	*0*	*2.159.788*	*2.159.788*
		1050	*P*	*32.946.165*	*0*	*32.946.165*
1.9.9.9.99.24	*Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Dívida Ativa - Multas e Juros*			*294.901.266*	*1.126.613*	*296.027.879*
		1000	*P*	*235.948.179*	*0*	*235.948.179*
		1032	*P*	*12.665.863*	*0*	*12.665.863*
		1033	*P*	*15.290.713*	*0*	*15.290.713*
		1049	*P*	*0*	*1.126.613*	*1.126.613*
		1050	*P*	*30.996.511*	*0*	*30.996.511*
1.9.9.9.99.33	*Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Financeiras - Dívida Ativa*			*46.048.815*		*46.048.815*
		1050	*F*	*46.048.815*	*0*	*46.048.815*
2.0.0.0.00.00	**Receitas de Capital**			**3.060.833.707.304**	**8.305.926**	**3.060.842.013.230**
2.1.0.0.00.00	**Operações de Crédito**			**2.818.171.584.351**	**0**	**2.818.171.584.351**

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
2.1.1.0.00.00	Operações de Crédito - Mercado Interno			2.803.193.810.473		2.803.193.810.473
2.1.1.1.00.00	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno			2.803.193.810.473		2.803.193.810.473
2.1.1.1.01.00	Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública			980.206.847.602		980.206.847.602
2.1.1.1.01.01	*Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal*			*980.206.847.602*		*980.206.847.602*
		1444	*F*	*692.111.505.065*	*0*	*692.111.505.065*
		9444	*F*	*288.095.342.537*	*0*	*288.095.342.537*
2.1.1.1.02.00	Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Interno			1.822.972.167.477		1.822.972.167.477
2.1.1.1.02.01	*Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Interno - Principal*			*1.822.972.167.477*		*1.822.972.167.477*
		1443	*F*	*1.822.972.167.477*	*0*	*1.822.972.167.477*
2.1.1.1.03.00	Títulos da Dívida Agrária - TDA			14.795.394		14.795.394
2.1.1.1.03.01	*Títulos da Dívida Agrária - TDA - Principal*			*14.795.394*		*14.795.394*
		1057	*F*	*14.795.394*	*0*	*14.795.394*
2.1.2.0.00.00	Operações de Crédito - Mercado Externo			14.977.773.878		14.977.773.878
2.1.2.2.00.00	Operações de Crédito Contratuais - Mercado Externo			14.977.773.878		14.977.773.878
2.1.2.2.01.00	Operações de Crédito Contratuais - Mercado Externo			14.977.773.878		14.977.773.878
2.1.2.2.01.01	*Operações de Crédito Contratuais - Mercado Externo - Principal*			*14.977.773.878*		*14.977.773.878*
		1448	*F*	*13.507.821.367*	*0*	*13.507.821.367*
		1449	*F*	*1.469.952.511*	*0*	*1.469.952.511*
2.2.0.0.00.00	**Alienação de Bens**			**31.193.231.636**	**8.305.926**	**31.201.537.562**
2.2.1.0.00.00	Alienação de Bens Móveis			56.268.351	409.001	56.677.352
2.2.1.2.00.00	Alienação de Estoques			100.564		100.564
2.2.1.2.04.00	Alienação de Estoques de Café - FUNCAFÉ			100.564		100.564
2.2.1.2.04.03	*Alienação de Estoques de Café - FUNCAFÉ - Dívida Ativa*			*100.564*		*100.564*
		1052	*P*	*100.564*	*0*	*100.564*
2.2.1.3.00.00	Alienação de Bens Móveis e Semoventes			56.167.787	409.001	56.576.788
2.2.1.3.01.00	Alienação de Bens Móveis e Semoventes			56.167.787	409.001	56.576.788
2.2.1.3.01.01	*Alienação de Bens Móveis e Semoventes - Principal*			*56.167.787*	*409.001*	*56.576.788*
		1048	*P*	*0*	*409.001*	*409.001*
		1051	*P*	*56.167.787*	*0*	*56.167.787*
2.2.2.0.00.00	Alienação de Bens Imóveis			136.963.285	7.896.925	144.860.210
2.2.2.1.00.00	Alienação de Bens Imóveis			136.963.285	7.896.925	144.860.210
2.2.2.1.01.00	Alienação de Bens Imóveis em Geral			120.896.981	7.896.925	128.793.906
2.2.2.1.01.01	*Alienação de Bens Imóveis em Geral - Principal*			*120.896.981*	*7.896.925*	*128.793.906*
		1049	*P*	*0*	*7.896.925*	*7.896.925*
		1051	*P*	*119.198.688*	*0*	*119.198.688*
		1085	*P*	*1.698.293*	*0*	*1.698.293*
2.2.2.1.02.00	Alienação de Bens Imóveis - Programa de Administração Patrimonial Imobiliária da União			16.066.304		16.066.304
2.2.2.1.02.01	*Alienação de Bens Imóveis - Programa de Administração Patrimonial Imobiliária da União - Principal*			*16.066.304*		*16.066.304*
		1013	*P*	*12.496.712*	*0*	*12.496.712*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*

Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1287	*P*	*3.569.592*	*0*	*3.569.592*
2.2.3.0.00.00	Alienação de Bens Intangíveis			31.000.000.000		31.000.000.000
2.2.3.1.00.00	Alienação de Bens Intangíveis			31.000.000.000		31.000.000.000
2.2.3.1.02.00	Alienação de Direitos e Obrigações Associados à Exploração de Petróleo, Gás Natural e outros Hidrocarbonetos Fluidos			31.000.000.000		31.000.000.000
2.2.3.1.02.11	*Alienação do Direito à Apropriação do Excedente em Óleo da União nos Contratos de Partilha de Produção - CPP - Principal*			*31.000.000.000*		*31.000.000.000*
		1145	*P*	*31.000.000.000*	*0*	*31.000.000.000*
2.3.0.0.00.00	**Amortização de Empréstimos**			**40.962.151.250**	**0**	**40.962.151.250**
2.3.1.0.00.00	Amortização de Empréstimos			40.962.151.250		40.962.151.250
2.3.1.1.00.00	Amortização de Empréstimos			40.962.151.250		40.962.151.250
2.3.1.1.03.00	Amortização de Empréstimos - Estados e Municípios			16.276.428.409		16.276.428.409
2.3.1.1.03.01	*Amortização de Empréstimos - Estados e Municípios - Principal*			*16.276.428.409*		*16.276.428.409*
		1400	*F*	*16.200.185.910*	*0*	*16.200.185.910*
		1401	*F*	*76.242.499*	*0*	*76.242.499*
2.3.1.1.05.00	Amortização de Empréstimos - Programa das Operações Oficiais de Crédito			931.150.296		931.150.296
2.3.1.1.05.01	*Amortização de Empréstimos - Programa das Operações Oficiais de Crédito - Principal*			*931.150.296*		*931.150.296*
		1061	*F*	*931.150.296*	*0*	*931.150.296*
2.3.1.1.06.00	Amortização de Empréstimos Contratuais			15.136.012.366		15.136.012.366
2.3.1.1.06.01	*Amortização de Empréstimos Contratuais - Principal*			*15.136.012.366*		*15.136.012.366*
		1029	*F*	*111.906.572*	*0*	*111.906.572*
		1050	*F*	*300.223.513*	*0*	*300.223.513*
		1052	*F*	*6.781.137.488*	*0*	*6.781.137.488*
		1147	*F*	*1.551.848.053*	*0*	*1.551.848.053*
		1401	*F*	*6.390.896.740*	*0*	*6.390.896.740*
2.3.1.1.07.00	Amortização de Financiamentos			8.618.560.179		8.618.560.179
2.3.1.1.07.11	*Amortização de Financiamentos em Geral - Principal*			*5.321.143.506*		*5.321.143.506*
		1052	*F*	*5.308.429.960*	*0*	*5.308.429.960*
		1114	*F*	*12.713.546*	*0*	*12.713.546*
2.3.1.1.07.21	*Amortização de Financiamento do Fundo de Financiamento ao Estudante do Ensino Superior - FIES - Principal*			*3.297.416.673*		*3.297.416.673*
		1052	*F*	*3.297.416.673*	*0*	*3.297.416.673*
2.4.0.0.00.00	**Transferências de Capital**			**128.786.853**	**0**	**128.786.853**
2.4.2.0.00.00	Transferências dos Estados e do Distrito Federal e de suas			100.330.000		100.330.000
2.4.2.2.00.00	Transferências de Convênios dos Estados e DF e de Suas Entidades			100.330.000		100.330.000
2.4.2.2.01.00	Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União			100.330.000		100.330.000
2.4.2.2.01.01	*Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal*			*100.330.000*		*100.330.000*
		1081	*P*	*100.330.000*	*0*	*100.330.000*
2.4.3.0.00.00	Transferências dos Municípios e de suas Entidades			9.198.389		9.198.389
2.4.3.2.00.00	Transferências de Convênios dos Municípios e de Suas Entidades			9.198.389		9.198.389
2.4.3.2.01.00	Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União			9.198.389		9.198.389

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a". *Valores em R$1,00.*
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
2.4.3.2.01.01	*Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal*			*9.198.389*		*9.198.389*
		1081	*P*	*9.198.389*	*0*	*9.198.389*
2.4.4.0.00.00	Transferências de Instituições Privadas			18.591.798		18.591.798
2.4.4.1.00.00	Transferências de Instituições Privadas			18.591.798		18.591.798
2.4.4.1.01.00	Transferências de Instituições Privadas para Órgãos e Entidades da União			18.591.798		18.591.798
2.4.4.1.01.01	*Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal*			*18.591.798*		*18.591.798*
		1081	*P*	*1.151.798*	*0*	*1.151.798*
		1096	*P*	*17.440.000*	*0*	*17.440.000*
2.4.6.0.00.00	Transferências do Exterior			666.666		666.666
2.4.6.1.00.00	Transferências do Exterior			666.666		666.666
2.4.6.1.01.00	Transferências do Exterior para Órgãos e Entidades da União			666.666		666.666
2.4.6.1.01.01	*Transferências do Exterior para Órgãos e Entidades da União - Principal*			*666.666*		*666.666*
		1095	*P*	*666.666*	*0*	*666.666*
2.9.0.0.00.00	**Outras Receitas de Capital**			**170.377.953.214**	**0**	**170.377.953.214**
2.9.3.0.00.00	Remuneração das Disponibilidades do Tesouro			170.377.953.214		170.377.953.214
2.9.3.1.00.00	Remuneração das Disponibilidades do Tesouro			170.377.953.214		170.377.953.214
2.9.3.1.01.00	Remuneração das Disponibilidades do Tesouro			170.377.953.214		170.377.953.214
2.9.3.1.01.01	*Remuneração das Disponibilidades do Tesouro - Principal*			*170.377.953.214*		*170.377.953.214*
		1000	*F*	*170.377.953.214*	*0*	*170.377.953.214*
7.0.0.0.00.00	**Receitas Correntes - Operações Intraorçamentárias**			**102.459.425**	**25.068.594.615**	**25.171.054.040**
7.1.0.0.00.00	**Impostos, Taxas e Contribuições de Melhoria -**			**3.559.917**	**0**	**3.559.917**
7.1.1.0.00.00	Impostos - Operações Intraorçamentárias			1.672.850		1.672.850
7.1.1.3.00.00	Impostos sobre a Renda e Proventos de Qualquer Natureza - Operações Intraorçamentárias			1.666.518		1.666.518
7.1.1.3.03.00	Imposto sobre a Renda - Retido na Fonte - Operações Intraorçamentárias			1.666.518		1.666.518
7.1.1.3.03.12	*Imposto sobre a Renda - Retido na Fonte - Trabalho - Multas e Juros - Operações Intraorçamentárias*			*679.577*		*679.577*
		1032	*P*	*339.790*	*0*	*339.790*
		1201	*P*	*173.292*	*0*	*173.292*
		1202	*P*	*146.109*	*0*	*146.109*
		1207	*P*	*4.077*	*0*	*4.077*
		1208	*P*	*4.077*	*0*	*4.077*
		1209	*P*	*6.116*	*0*	*6.116*
		1210	*P*	*6.116*	*0*	*6.116*
7.1.1.3.03.31	*IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias*			*900.001*		*900.001*
		1000	*P*	*450.001*	*0*	*450.001*
		1201	*P*	*229.500*	*0*	*229.500*
		1202	*P*	*193.500*	*0*	*193.500*
		1207	*P*	*5.400*	*0*	*5.400*
		1208	*P*	*5.400*	*0*	*5.400*
		1209	*P*	*8.100*	*0*	*8.100*
		1210	*P*	*8.100*	*0*	*8.100*
7.1.1.3.03.41	*IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias*			*86.940*		*86.940*

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
		1000	*P*	*43.470*	*0*	*43.470*
		1201	*P*	*22.170*	*0*	*22.170*
		1202	*P*	*18.692*	*0*	*18.692*
		1207	*P*	*522*	*0*	*522*
		1208	*P*	*522*	*0*	*522*
		1209	*P*	*782*	*0*	*782*
		1210	*P*	*782*	*0*	*782*
7.1.1.4.00.00	Impostos sobre a Produção, Circulação e Serviços - Operações Intraorçamentárias			6.332		6.332
7.1.1.4.01.00	Imposto sobre Produtos Industrializados - IPI - Operações Intraorçamentárias			6.332		6.332
7.1.1.4.01.21	*Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias*			*6.332*		*6.332*
		1000	*P*	*2.533*	*0*	*2.533*
		1201	*P*	*1.615*	*0*	*1.615*
		1202	*P*	*1.361*	*0*	*1.361*
		1203	*P*	*633*	*0*	*633*
		1207	*P*	*38*	*0*	*38*
		1208	*P*	*38*	*0*	*38*
		1209	*P*	*57*	*0*	*57*
		1210	*P*	*57*	*0*	*57*
7.1.2.0.00.00	Taxas - Operações Intraorçamentárias			1.887.067		1.887.067
7.1.2.1.00.00	Taxas pelo Exercício do Poder de Polícia - Operações Intraorçamentárias			1.806.409		1.806.409
7.1.2.1.01.00	Taxas de Inspeção, Controle e Fiscalização - Operações Intraorçamentárias			697.469		697.469
7.1.2.1.01.01	*Taxas de Inspeção, Controle e Fiscalização - Principal - Operações Intraorçamentárias*			*697.469*		*697.469*
		1000	*P*	*209.241*	*0*	*209.241*
		1021	*P*	*93.428*	*0*	*93.428*
		1052	*P*	*394.800*	*0*	*394.800*
7.1.2.1.02.00	Taxas de Fiscalização das Telecomunicações - Operações Intraorçamentárias			1.108.940		1.108.940
7.1.2.1.02.11	*Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias*			*307.027*		*307.027*
		1000	*P*	*92.108*	*0*	*92.108*
		1120	*P*	*214.919*	*0*	*214.919*
7.1.2.1.02.21	*Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias*			*801.913*		*801.913*
		1000	*P*	*240.574*	*0*	*240.574*
		1120	*P*	*561.339*	*0*	*561.339*
7.1.2.2.00.00	Taxas pela Prestação de Serviços - Operações Intraorçamentárias			80.658		80.658
7.1.2.2.02.00	Emolumentos e Custas Judiciais - Operações Intraorçamentárias			80.658		80.658
7.1.2.2.02.01	*Emolumentos e Custas Judiciais - Principal - Operações Intraorçamentárias*			*80.658*		*80.658*
		1000	*P*	*24.197*	*0*	*24.197*
		1027	*P*	*56.461*	*0*	*56.461*
7.2.0.0.00.00	**Contribuições - Operações Intraorçamentárias**			**4.641.536**	**24.951.326.573**	**24.955.968.109**
7.2.1.0.00.00	Contribuições Sociais - Operações Intraorçamentárias			1.391.373	24.951.326.573	24.952.717.946
7.2.1.5.00.00	Contribuições para Regimes Próprios de Previdência e			1.391.373	24.951.326.573	24.952.717.946

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
	Sistema de Proteção Social - Operações Intraorçamentárias					
7.2.1.5.02.00	Contribuição Patronal - Servidor Civil - Operações Intraorçamentárias			1.391.373	24.951.326.573	24.952.717.946
7.2.1.5.02.11	*Contribuição Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias*				*24.727.512.143*	*24.727.512.143*
		1056	*F*	*0*	*24.462.654.937*	*24.462.654.937*
		1125	*F*	*0*	*264.857.206*	*264.857.206*
7.2.1.5.02.13	*Contribuição Patronal - Servidor Civil Ativo - Dívida Ativa - Operações Intraorçamentárias*				*5.521.698*	*5.521.698*
		1056	*F*	*0*	*5.521.698*	*5.521.698*
7.2.1.5.02.15	*Contribuição Patronal - Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias*				*7.552.400*	*7.552.400*
		1056	*F*	*0*	*7.552.400*	*7.552.400*
7.2.1.5.02.16	*Contribuição Patronal - Servidor Civil Ativo - Juros do Principal - Operações Intraorçamentárias*			*1.391.373*		*1.391.373*
		1032	*F*	*1.391.373*	*0*	*1.391.373*
7.2.1.5.02.21	*Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias*				*210.740.332*	*210.740.332*
		1056	*F*	*0*	*210.740.332*	*210.740.332*
7.2.2.0.00.00	Contribuições Econômicas - Operações Intraorçamentárias			3.250.163		3.250.163
7.2.2.1.00.00	Contribuições Econômicas - Operações Intraorçamentárias			3.250.163		3.250.163
7.2.2.1.09.00	Contribuição sobre a Receita das Empresas Prestadoras de Serviços de Telecomunicações - Operações Intraorçamentárias			3.037.884		3.037.884
7.2.2.1.09.11	*Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal - Operações Intraorçamentárias*			*3.037.884*		*3.037.884*
		1000	*P*	*911.365*	*0*	*911.365*
		1052	*P*	*2.126.519*	*0*	*2.126.519*
7.2.2.1.10.00	Contribuição para o Fomento da Radiodifusão Pública - Operações Intraorçamentárias			212.279		212.279
7.2.2.1.10.01	*Contribuição para o Fomento da Radiodifusão Pública - Principal - Operações Intraorçamentárias*			*212.279*		*212.279*
		1000	*P*	*63.684*	*0*	*63.684*
		1037	*P*	*148.595*	*0*	*148.595*
7.3.0.0.00.00	**Receita Patrimonial - Operações Intraorçamentárias**			**6.330.651**	**0**	**6.330.651**
7.3.1.0.00.00	Exploração do Patrimônio Imobiliário do Estado -			6.330.651		6.330.651
7.3.1.1.00.00	Exploração do Patrimônio Imobiliário do Estado - Operações Intraorçamentárias			6.330.651		6.330.651
7.3.1.1.01.00	Aluguéis, Arrendamentos, Foros, Laudêmios, Tarifas de Ocupação - Operações Intraorçamentárias			6.330.651		6.330.651
7.3.1.1.01.11	*Aluguéis e Arrendamentos - Principal - Operações Intraorçamentárias*			*6.330.651*		*6.330.651*
		1000	*P*	*6.204.515*	*0*	*6.204.515*
		1050	*P*	*126.136*	*0*	*126.136*
7.5.0.0.00.00	**Receita Industrial - Operações Intraorçamentárias**			**18.027.243**	**0**	**18.027.243**
7.5.1.0.00.00	Receita Industrial - Operações Intraorçamentárias			18.027.243		18.027.243
7.5.1.1.00.00	Receita Industrial - Operações Intraorçamentárias			18.027.243		18.027.243
7.5.1.1.01.00	Receita Industrial - Operações Intraorçamentárias			18.027.243		18.027.243
7.5.1.1.01.01	*Receita Industrial - Principal - Operações Intraorçamentárias*			*18.027.243*		*18.027.243*
		1050	*P*	*18.027.243*	*0*	*18.027.243*
7.6.0.0.00.00	**Receita de Serviços - Operações Intraorçamentárias**			**20.503.435**	**85.758**	**20.589.193**

Receita dos Orçamentos Fiscal e da Seguridade Social
por Natureza, Fonte de Recursos e Esfera

LDO-2026, Art. 9o., Inciso III, alínea "a".

Valores em R$1,00.
Recursos de todas as fontes.

Código	Especificação	Fonte	RP	Fiscal	Seguridade Social	Total
7.6.1.0.00.00	Serviços Administrativos e Comerciais Gerais - Operações			14.446.507	5.001	14.451.508
7.6.1.1.00.00	Serviços Administrativos e Comerciais Gerais - Operações Intraorçamentárias			14.446.507	5.001	14.451.508
7.6.1.1.01.00	Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Operações Intraorçamentárias			11.843.076	5.001	11.848.077
7.6.1.1.01.01	*Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias*			*11.843.076*	*5.001*	*11.848.077*
		1049	*P*	*0*	*5.001*	*5.001*
		1050	*P*	*11.843.076*	*0*	*11.843.076*
7.6.1.1.03.00	Serviços de Registro, Certificação e Fiscalização - Operações Intraorçamentárias			2.603.431		2.603.431
7.6.1.1.03.01	*Serviços de Registro, Certificação e Fiscalização - Principal - Operações Intraorçamentárias*			*2.603.431*		*2.603.431*
		1050	*P*	*2.603.431*	*0*	*2.603.431*
7.6.3.0.00.00	Serviços e Atividades Referentes à Saúde - Operações				80.757	80.757
7.6.3.1.00.00	Serviços de Atendimento à Saúde - Operações Intraorçamentárias				80.757	80.757
7.6.3.1.01.00	Serviços de Atendimento à Saúde em Unidades do Governo Federal - Operações Intraorçamentárias				80.757	80.757
7.6.3.1.01.01	*Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal - Operações Intraorçamentárias*				*80.757*	*80.757*
		1049	*P*	*0*	*80.757*	*80.757*
7.6.4.0.00.00	Serviços e Atividades Financeiras - Operações			6.056.928		6.056.928
7.6.4.1.00.00	Serviços e Atividades Financeiras - Operações Intraorçamentárias			6.056.928		6.056.928
7.6.4.1.01.00	Retorno de Operações, Juros e Encargos Financeiros - Operações Intraorçamentárias			6.056.928		6.056.928
7.6.4.1.01.01	*Retorno de Operações, Juros e Encargos Financeiros - Principal - Operações Intraorçamentárias*			*6.056.928*		*6.056.928*
		1114	*F*	*6.056.928*	*0*	*6.056.928*
7.9.0.0.00.00	**Outras Receitas Correntes - Operações**			**49.396.643**	**117.182.284**	**166.578.927**
7.9.2.0.00.00	Indenizações, Restituições e Ressarcimentos - Operações				117.182.284	117.182.284
7.9.2.1.00.00	Indenizações - Operações Intraorçamentárias				117.182.284	117.182.284
7.9.2.1.04.00	Indenização pela Assistência Médico-Hospitalar - Operações Intraorçamentárias				117.182.284	117.182.284
7.9.2.1.04.01	*Indenização pela Assistência Médico-Hospitalar - Principal - Operações Intraorçamentárias*				*117.182.284*	*117.182.284*
		1005	*P*	*0*	*117.182.284*	*117.182.284*
7.9.9.0.00.00	Demais Receitas Correntes - Operações Intraorçamentárias			49.396.643		49.396.643
7.9.9.9.00.00	Outras Receitas Correntes - Operações Intraorçamentárias			49.396.643		49.396.643
7.9.9.9.13.00	Recursos Recebidos de Órgãos, Entidades ou Fundos, por Força de Determinação Constitucional ou Legal - Operações Intraorçamentárias			12.418.054		12.418.054
7.9.9.9.13.11	*Recursos Recebidos de Fundos de Desenvolvimento Regional - Principal - Operações Intraorçamentárias*			*12.418.054*		*12.418.054*
		1052	*P*	*12.418.054*	*0*	*12.418.054*
7.9.9.9.19.00	Receitas de Subvenções - Operações Intraorçamentárias			36.978.589		36.978.589
7.9.9.9.19.01	*Receitas de Subvenções - Operações Intraorçamentárias - Principal*			*36.978.589*		*36.978.589*
		1062	*P*	*36.978.589*	*0*	*36.978.589*
TOTAL				**4.748.315.227.359**	**1.596.403.311.848**	**6.344.718.539.207**

IV - LEGISLAÇÃO DA RECEITA E DA DESPESA

1.1.1.1.01.0.1. - Imposto sobre a Importação - Principal

Amparo Legal:
Constituição Federal, arts. 150, §1º, e 153, I e § 1º;
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 19 a 22;
Decreto-Lei nº 37, de 18 de novembro de 1966.

1.1.1.1.02.0.1. - Imposto sobre a Exportação - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso II; e
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 23 a 28 (vale lembrar que parte do art. 26 - alteração da base de cálculo - não foi recepcionada pela atual Constituição).

1.1.1.2.01.1.1. - Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Principal

Amparo Legal:
Constituição Federal, art. 153, VI e § 4º, III, e art. 158, II;
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 29 a 31;
Lei nº 9.393, de 19 de dezembro de 1996; e
Lei nº 11.250, de 27 de dezembro de 2005, Art. 1º.

1.1.1.2.01.2.1. - Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Principal

Amparo Legal:
Constituição Federal, art. 153, VI e § 4º, III;
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 29 a 31;
Lei nº 9.393, de 19 de dezembro de 1996; e
Lei nº 11.250, de 27 de dezembro de 2005, Art. 1º.

1.1.1.3.01.0.1. - Imposto sobre a Renda de Pessoa Física - IRPF - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso III, e art. 159, inciso I; e
Decreto nº 9.580, de 22 de novembro de 2018.

1.1.1.3.02.0.1. - Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso III e art. 159, inciso I;
Decreto nº 9.580, de 22 de novembro de 2018.

1.1.1.3.03.1.1. - Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso III e art. 159, inciso I;
Decreto nº 9.580, de 22 de novembro de 2018.

1.1.1.3.03.2.1. - Imposto sobre a Renda - Retido na Fonte - Capital - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso III e art. 159, inciso I;
Decreto nº 9.580, de 22 de novembro de 2018.

1.1.1.3.03.3.1. - Imposto sobre a Renda - Retido na Fonte - Remessa ao Exterior - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso III e art. 159, inciso I;
Decreto nº 9.580, de 22 de novembro de 2018.

1.1.1.3.03.4.1. - Imposto sobre a Renda - Retido na Fonte - Outros Rendimentos - Principal

Amparo Legal:
Constituição Federal, art. 153, inciso III e art. 159, inciso I;
Decreto nº 9.580, de 22 de novembro de 2018.

1.1.1.4.01.1.1. - Imposto sobre Produtos Industrializados - IPI - Fumo - Principal

Amparo Legal:
Constituição Federal, art. 153, IV e § 3º e art. 159, II;
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 46 a 51;
Lei nº 8.248, de 23 de outubro de 1991;
Lei nº 10.176, de 11 de janeiro de 2001;
Lei nº 11.077, de 30 de dezembro de 2004; e
Decreto nº 8.950, de 29 de dezembro de 2016.

1.1.1.4.01.2.1. - Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal

Amparo Legal:
Constituição Federal, art. 153, IV e § 3º e art. 159, II;
Lei no 5.172, de 25 de outubro de 1966 (CTN), arts 46 a 51;
Lei nº 8.248, de 23 de outubro de 1991;
Lei nº 10.176, de 11 de janeiro de 2001;
Lei nº 11.077, de 30 de dezembro de 2004; e
Decreto nº 8.950, de 29 de dezembro de 2016.

1.1.1.4.01.3.1. - Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal

Amparo Legal:
Constituição Federal, art. 153, IV e § 3º e art. 159;
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 46 a 51;
Lei nº 8.248, de 23 de outubro de 1991;
Lei nº 10.176, de 11 de janeiro de 2001;
Lei nº 11.077, de 30 de dezembro de 2004; e
Decreto nº 8.950, de 29 de dezembro de 2016.

1.1.1.4.01.4.1. - Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal

Amparo Legal:
Constituição Federal, art. 153, IV e § 3º e art. 159, II;
Lei no 5.172, de 25 de outubro de 1966 (CTN), arts 46 a 51;
Lei nº 8.248, de 23 de outubro de 1991;
Lei nº 10.176, de 11 de janeiro de 2001;
Lei nº 11.077, de 30 de dezembro de 2004; e
Decreto nº 8.950, de 29 de dezembro de 2016.

1.1.1.4.01.5.1. - Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal

Amparo Legal:
Constituição Federal, art. 153, IV e § 3º e art. 159, II;
Lei no 5.172, de 25 de outubro de 1966 (CTN), arts 46 a 51;
Lei nº 8.248, de 23 de outubro de 1991;
Lei nº 10.176, de 11 de janeiro de 2001;
Lei nº 11.077, de 30 de dezembro de 2004; e
Decreto nº 8.950, de 29 de dezembro de 2016.

1.1.1.5.01.0.1. - Imposto sobre Operações Financeiras incidente sobre o Ouro – IOF-Ouro - Principal

Amparo Legal:
Constituição Federal, art. 153, V e § 5º.

1.1.1.5.02.0.1. - Imposto sobre Operações Financeiras - IOF - Demais Operações - Principal

Amparo Legal:
Constituição Federal, art. 153, V e § 1º; e
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 63 a 67.

1.1.1.9.99.0.1. - Outros Impostos - Principal

Amparo Legal:
Lei nº 5.172, de 25 de outubro de 1966 (CTN).

1.1.2.1.01.0.1. - Taxas de Inspeção, Controle e Fiscalização - Principal

Amparo Legal:
Lei específica do órgão arrecadador que estabeleça o pagamento da taxa.

1.1.2.1.02.1.1. - Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

1.1.2.1.02.2.1. - Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

1.1.2.1.02.3.1. - Taxa de Fiscalização de Instalação - TFI - Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Inciso I do art. 1º e art. 2º da Lei nº 9.994, de 24 de julho de 2000; e alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

1.1.2.1.02.4.1. - Taxa de Fiscalização de Funcionamento - TFF - Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Inciso I do art. 1º e art. 2º da Lei nº 9.994, de 24 de julho de 2000; e alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

1.1.2.1.03.0.1. - Taxa de Controle e Fiscalização de Produtos Químicos - Principal

Amparo Legal:
Lei nº 10.357, de 27 de dezembro de 2001, arts. 16 a 21.

1.1.2.1.04.0.1. - Taxa de Controle e Fiscalização Ambiental - Principal

Amparo Legal:
Lei nº 6.938, de 31 de agosto de 1981, arts. 17-B e 17-G;
Lei nº 10.165, de 27 de dezembro de 2000; e
Lei nº 11.284, de 2 de março de 2006.

1.1.2.1.05.0.1. - Taxa de Controle e Fiscalização da Pesca e Aquicultura - Principal

Amparo Legal:
Decreto-Lei nº 221, de 28 de fevereiro de 1967, art. 6º; e
MPV nº 1.154, de 1º de janeiro de 2023 - art. 39.

1.1.2.1.06.0.1. - Taxa de Utilização do Sistema Integrado de Comércio Exterior – SISCOMEX - Principal

Amparo Legal:
Lei nº 9.716, de 26 de novembro de 1998.

1.1.2.1.07.0.1. - Taxa de Utilização do Mercante - TUM - Principal

Amparo Legal:
Lei nº 10.893, de 13 de julho de 2004, art. 37.

1.1.2.1.08.0.1. - Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Principal

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 32, caput e § 5º.

1.1.2.1.08.0.5. - Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Multas

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 32, caput e § 5º.

1.1.2.1.09.0.1. - Taxa de Autorização para a Distribuição Gratuita de Prêmios - Principal

Amparo Legal:
Medida Provisória nº 2.158-35, de 24 de agosto de 2001, art. 50.

1.1.2.1.09.0.5. - Taxa de Autorização para a Distribuição Gratuita de Prêmios - Multas

Amparo Legal:
Medida Provisória nº 2.158-35, de 24 de agosto de 2001, art. 50.

1.1.2.2.01.0.1. - Taxas pela Prestação de Serviços em Geral - Principal

Amparo Legal:
Lei específica do órgão arrecadador que estabeleça o pagamento da taxa.

1.1.2.2.02.0.1. - Emolumentos e Custas Judiciais - Principal

Amparo Legal:
Constituição Federal, art. 98, § 2º; e
Lei nº 9.289, de 4 de julho de 1996.

1.1.3.1.99.0.1. - Outras Contribuições de Melhoria - Principal

Amparo Legal:
PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

1.2.1.1.01.0.1. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Alínea "b", inciso I, do art. da Constituição Federal; Art. 1º da Lei Complementar nº 70, de 30 de dezembro de 1991; e Art. 3º do Decreto nº 4.524, de 17 de dezembro de 2002.

1.2.1.1.01.0.5. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.1.02.0.1. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Alínea "b", inciso I, do art. 195 da Constituição Federal;
Art. 1º da Lei Complementar nº 70, de 30 de dezembro de 1991; e
Art. 3º do Decreto nº 4.524, de 17 de dezembro de 2002.

1.2.1.1.02.0.5. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.1.49.0.1. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Principal

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.1.49.0.5. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.2.01.0.1. - Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Art. 239 da Constituição Federal de 1988; Lei Complementar nº 7, de 7 de setembro de 1970; Lei Complementar nº 8, de 3 de dezembro de 1970; Lei nº 7.998, de 11 de janeiro de 1990, art. 11, I; Lei nº 9.715, de 25 de novembro de 1998; Lei nº 10.637, de 30 de dezembro de 2002; Lei nº 10.865, de 30 de abril de 2004; Lei nº 10.925, de 23 de julho de 2004; Lei nº 11.196, de 21 de novembro de 2005.

1.2.1.2.01.0.5. - Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.2.02.0.1. - Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Art. 239 da Constituição Federal de 1988; Lei Complementar nº 7, de 7 de setembro de 1970; e Lei Complementar nº 8 de 3 de dezembro de 1970; Inciso V, do Art. 13 da Lei Complementar nº 123, de 14 de dezembro de 2006.

1.2.1.2.02.0.5. - Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.2.49.0.1. - Contribuição para o PIS/PASEP - Parcelamentos - Principal

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.2.49.0.5. - Contribuição para o PIS/PASEP - Parcelamentos - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.3.01.0.1. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Alínea "c" do inciso I do art. 195 da Constituição Federal de 1988; art. 1º da Lei nº 7.689, de 15 de dezembro de 1988.

1.2.1.3.01.0.5. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.3.02.0.1. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Alínea "c" do inciso I do art. 195 da Constituição Federal de 1988; art. 1º da Lei nº 7.689, de 15 de dezembro de 1988; inciso III, do art. 13 da Lei Complementar nº 123, de 14 de dezembro 2006.

1.2.1.3.02.0.5. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.3.49.0.1. - Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Principal

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.3.49.0.5. - Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.4.01.1.1. - Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Alínea "a" do inciso I do art. 195 e inciso XI do art. 167 da Constituição Federal de 1988; alíneas "a" e "b" do parágrafo único do art. 11, art. 15, 22, 22A, 22B, 24 e 25 da Lei nº 8.212, de 24 de julho de 1991.

1.2.1.4.01.2.1. - Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal

Amparo Legal:
Alínea "a" do inciso I do art. 195 e inciso XI do art. 167 da Constituição Federal de 1988; alíneas "a" e "b" do parágrafo único do art. 11 e art. 15, 22, 22A, 22B, 24 e 25 da Lei nº 8.212, de 24 de julho de 1991; inciso VI, do art. 13 e 18 da Lei Complementar nº 123, de 14 de dezembro de 2006.

1.2.1.4.02.0.1. - Contribuição Previdenciária do Segurado - Principal

Amparo Legal:
Inciso II do art.   da Constituição Federal de 1988; alínea "c" do parágrafo único do art. 11 da Lei nº 8.212, de 24 de julho de 1991.

1.2.1.4.49.0.1. - Contribuições para o Regime Geral de Previdência Social - RGPS - Parcelamentos - Principal

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.5.01.1.1. - Contribuição do Servidor Civil Ativo - Principal

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 4º.

1.2.1.5.01.1.5. - Contribuição do Servidor Civil Ativo - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.01.2.1. - Contribuição do Servidor Civil Inativo - Principal

Amparo Legal:
CF/88, art. 40;
Lei nº. 10.887, de 18 de junho de 2004, art. 5º.

1.2.1.5.01.2.5. - Contribuição do Servidor Civil Inativo - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.01.3.1. - Contribuição do Servidor Civil - Pensionistas - Principal

Amparo Legal:
CF/88, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

1.2.1.5.01.3.5. - Contribuição do Servidor Civil - Pensionistas - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.01.4.1. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Principal

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

1.2.1.5.01.4.5. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.01.5.1. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Principal

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

1.2.1.5.01.5.5. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.01.6.1. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Principal

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

1.2.1.5.01.6.5. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.02.1.1. - Contribuição Patronal - Servidor Civil Ativo - Principal

Amparo Legal:
Constituição Federal, art. 40;
Lei nº 10.887, de 18 de junho de 2004, art. 8º; e
Lei nº 9.717, de 27 de novembro de 1998, art. 2º.

1.2.1.5.02.1.5. - Contribuição Patronal - Servidor Civil Ativo - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.02.2.1. - Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Principal

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

1.2.1.5.02.2.5. - Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.03.0.1. - Contribuição do Servidor - Parcelamentos - Principal

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.5.03.0.5. - Contribuição do Servidor - Parcelamentos - Multas do Principal

Amparo Legal:
Vide código de receita principal.

1.2.1.5.04.1.1. - Contribuição para o Custeio das Pensões Militares das Forças Armadas - Principal

Amparo Legal:
Lei nº 3.765, de 4 de maio de 1960;
Medida Provisória nº 2.215, de 31 de agosto de 2001;
Lei nº 10.486, de 4 de julho de 2002; e
Decreto nº 4.307, de 18 de julho de 2002.

1.2.1.5.04.2.1. - Contribuição para o Custeio das Pensões Militares e da Inatividade da Polícia Militar do Distrito Federal - Principal

Amparo Legal:

Art. 24-C do Decreto-Lei nº 667, de 2 de julho de 1969.

1.2.1.5.04.3.1. - Contribuição para o Custeio das Pensões Militares e da Inatividade do Corpo de Bombeiros Militar do Distrito Federal - Principal

Amparo Legal:

Art. 24-C do Decreto-Lei nº 667, de 2 de julho de 1969.

1.2.1.6.01.1.1. - Contribuição para Fundos de Assistência Médica - Policiais Militares - Principal

Amparo Legal:

Art. 33 da Lei nº 10.486, de 4 de julho de 2002.

1.2.1.6.01.2.1. - Contribuição para Fundos de Assistência Médica - Policiais Militares - Parcelamentos - Principal

Amparo Legal:

Leis que autorizam o parcelamento de débitos da respectiva contribuição.

1.2.1.6.02.1.1. - Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Principal

Amparo Legal:

Art. 33 da Lei nº 10.486, de 04 de julho de 2002.

1.2.1.6.02.2.1. - Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Parcelamentos - Principal

Amparo Legal:

Leis que autorizam o parcelamento de débitos da respectiva contribuição.

1.2.1.6.05.1.1. - Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal

Amparo Legal:

Lei nº 6.880, de 9 de dezembro de 1980, art. 50, inciso IV, alínea "e";
Medida Provisória nº 2.215-10 de 31 de agosto de 2001, arts. 15, incisos II e III, e 25;
Decreto nº 92.512, de 2 de abril de 1986, art. 13.

1.2.1.6.05.2.1. - Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Parcelamentos - Principal

Amparo Legal:

Leis que permitam o parcelamento dos débitos em atraso.

1.2.1.7.01.1.1. - Contribuição sobre a Loteria Federal - Principal

Amparo Legal:

Constituição Federal, art. 195, caput, inciso III;
Lei nº 13.756, de 12 de dezembro de 2018, art. 15, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967; e
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

1.2.1.7.02.1.1. - Contribuição sobre Loterias Esportivas - Principal

Amparo Legal:

Constituição Federal, art. 195, caput, inciso III;
Lei nº 13.756, de 12 de dezembro de 2018, art. 18, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967;
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26; e
Decreto-Lei nº 594, de 27 de maio de 1969.

1.2.1.7.04.1.1. - Contribuição sobre Loterias de Prognósticos Numéricos - Principal

Amparo Legal:

Constituição Federal, art. 195, caput, inciso III;
Lei nº 13.756, de 12 de dezembro de 2018, art. 16, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967; e
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

1.2.1.7.05.1.1. - Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Futebol - Principal

Amparo Legal:

Constituição Federal, art. 195, caput, inciso III; Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, inc I; e Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

1.2.1.7.06.1.1. - Contribuição sobre Loteria de Prognóstico Específico - Principal

Amparo Legal:

Constituição Federal, art. 195, caput, inciso III;
Lei nº 11.345, de 14 de setembro de 2006, art. 2º;
Decreto nº 6.187, de 14 de agosto de 2007, arts. 1º e 3º;
Lei nº 13.756, de 12 de dezembro de 2018, art. 17, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967; e
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

1.2.1.7.07.1.1. - Contribuição sobre Loteria de Apostas de Quota Fixa - Principal

Amparo Legal:

Lei n° 13.756, de 12 de dezembro de 2018, arts. 29 a 35.

1.2.1.7.08.1.1. - Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Temas Complementares - Principal

Amparo Legal:

Constituição Federal, art. 195, caput, inciso III; Lei nº 13.262, de 22 de março de 2016 – art. 2º; Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, inc. I; e Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

1.2.1.8.01.0.1. - Contribuição Social sobre Bens e Serviços - CBS - Principal

Amparo Legal:

CF/88, arts. 195, inciso V, e 239, caput, e § 1º; LC nº 214/2025, art. 1º, inciso II; Lei nº 7.998/1990, art. 11; Lei nº 8.019/1990, arts. 1º e 2º.

1.2.1.8.01.0.5. - Contribuição Social sobre Bens e Serviços - CBS - Multas

Amparo Legal:

CF/88, arts. 195, inciso V, e 239, caput, e § 1º; LC nº 214/2025, art. 1º, inciso II; Lei nº 7.998/1990, art. 11; Lei nº 8.019/1990, arts. 1º e 2º.

1.2.1.9.01.1.1. - Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal

Amparo Legal:

Lei nº 5.768, de 20 de dezembro de 1971;
Lei nº 5.864, de 12 de dezembro de 1972; e
Portaria nº 20.749, de 17 de setembro de 2020.

1.2.1.9.01.2.1. - Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.02.1.1. - Cota-Parte da Contribuição Sindical - Principal

Amparo Legal:

Constituição Federal, art. 8º, inciso IV;
Decreto-Lei nº 5.452, de 1º de maio de 1943, art. 589, inciso I, alínea "d", e inciso II, alínea "e";
Lei nº 9.322, de 5 de dezembro de 1996, art. 4º; e
Lei nº 11.648, de 31 de março de 2008.

1.2.1.9.02.2.1. - Cota-Parte da Contribuição Sindical - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.03.1.1. - Contribuição Relativa à Despedida de Empregado sem Justa Causa - Principal

Amparo Legal:

Lei Complementar nº 110, de 29 de junho de 2001, art. 1º (Criação da Contribuição);
Lei nº 8.036, de 11 de maio de 1990 (Dispõe sobre o Fundo de Garantia do Tempo de Serviço);
Lei nº 13.932, de 11 de dezembro de 2019, art. 12 (Extinção da Contribuição);
Lei nº 8.844, de 20 de janeiro de 1994;
Decreto nº 3.914, de 11 de setembro de 2001, art. 7º, § 2º (Recolhimento à Conta Única); e
Portaria STN nº 278 de 19 de abril de 2012, art. 2º (Recolhimento à Conta Única).

1.2.1.9.03.2.1. - Contribuição sobre a Remuneração Devida ao Trabalhador - Principal

Amparo Legal:

Lei Complementar nº 110, de 20 de junho de 2001, art. 2º (Criação da Contribuição);
Lei Complementar nº 110, de 20 de junho de 2001, art. 2º, § 2º (Estabelece a vigência da contribuição);
Lei nº 8.036, de 11 de maio de 1990 (Dispõe sobre o Fundo de Garantia do Tempo de Serviço);
Lei nº 8.844, de 20 de janeiro de 1994; e
Decreto nº 3.914, de 11 de setembro de 2001.
Decreto nº 3.914, de 11 de setembro de 2001, art. 7º, § 2º (Recolhimento à Conta Única); e
Portaria STN nº 278 de 19 de abril de 2012, art. 2º (Recolhimento à Conta Única).

1.2.1.9.03.3.1. - Contribuições Referentes ao Fundo de Garantia do Tempo de Serviço - FGTS - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.04.1.1. - Contribuição Social do Salário-Educação - Principal

Amparo Legal:

Constituição Federal, art. 212, §5º;
Lei nº 9.424, de 24 de dezembro de 1996, art. 15; e
Lei nº 9.766, de 18 de dezembro de 1998.

1.2.1.9.04.2.1. - Contribuição Social do Salário-Educação - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.05.1.1. - Contribuição para o Ensino Aeroviário - Principal

Amparo Legal:

Decreto-Lei nº 1.305, de 8 de janeiro de 1974, arts. 1º, 2º e 3º;
Lei 11.182 de 27 de setembro de 2005, Art. 31, III; e
Decreto-Lei nº 6.246, de 5 de fevereiro de 1944, art. 1º.

1.2.1.9.05.2.1. - Contribuição para o Ensino Aeroviário - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.06.1.1. - Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Principal

Amparo Legal:

Decreto-Lei nº 828, de 5 de setembro de 1969, art. 1º; e
Decreto nº 968, de 29 de outubro de 1996, art. 1º, e art. 2º, inciso I.

1.2.1.9.06.2.1. - Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.07.1.1. - Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Principal

Amparo Legal:

Lei nº 8.167, de 16 de janeiro de 1991; e Lei nº 8.313, de 23 de dezembro de 1991, art. 5º, VII.

1.2.1.9.07.2.1. - Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Parcelamentos - Principal

Amparo Legal:

Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

1.2.1.9.10.1.1. - Contribuição sobre Movimentação ou Transmissão de Valores e de Créditos e Direitos de Natureza Financeira - Principal

Amparo Legal:

Arts. 74, 75 e 80, inciso I, 84 e 85 do Ato das Disposições Constitucionais Transitórias;
Emenda Constitucional nº 42, de 19 de dezembro de 2003;
Lei nº 9.311, de 24 de outubro de 1996, modificada pela Lei nº 9.539, de 12 de dezembro de 1997;
Lei nº 11.312, de 27 de junho de 2006; e
Lei nº 11.482, de 31 de maio de 2007.

1.2.1.9.10.1.5. - Contribuição sobre Movimentação ou Transmissão de Valores e de Créditos e Direitos de Natureza Financeira - Multas

Amparo Legal:

Esta natureza é agregadora. Verificar os códigos de natureza de receita específicos.

1.2.1.9.10.2.1. - Contribuição sobre Movimentação ou Transmissão de Valores e de Créditos e Direitos de Natureza Financeira - Parcelamentos - Principal

Amparo Legal:

Esta natureza é agregadora. Verificar os códigos de natureza de receita específicos.

1.2.1.9.99.1.1. - Demais Contribuições Sociais Não Arrecadadas e Não Projetadas pela RFB - Principal

Amparo Legal:

Legislação específica.

1.2.1.9.99.2.1. - Demais Contribuições Sociais Não Arrecadadas e Não Projetadas pela RFB - Parcelamentos - Principal

Amparo Legal:

Legislação específica.

1.2.2.1.02.0.1. - Contribuição de Lojas Francas, Entrepostos Aduaneiros e Depósitos Alfandegários - Principal

Amparo Legal:

Decreto-Lei nº 1.437, de 17 de dezembro de 1975;
Decreto-Lei nº 1.455, de 1976, art. 9º e 22º;
Portaria do Ministério da Fazenda nº 204, de 22 de agosto de 1996;
Instrução Normativa RFB nº 863, de 17 de julho de 2008; e
Decreto nº 6.759, de 5 de fevereiro de 2009.

1.2.2.1.03.0.1. - Contribuição sobre Apostas em Competições Hípicas - Principal

Amparo Legal:

Lei nº 7.291, de 19 de dezembro de 1984; e
Decreto nº 96.993, de 17 de outubro de 1988.

1.2.2.1.04.0.1. - Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Principal

Amparo Legal:

MP nº 2.228-1, de 06 de setembro 2001, arts. 32, 33, 35, 36, 38, 47 e 48; e
Arts. 2º a 4º, da Lei nº 11.437, de 28 de dezembro de 2006.

1.2.2.1.05.0.1. - Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal

Amparo Legal:

Decreto-Lei nº 2.404, de 23 de dezembro de 1987, art. 1º;
Lei nº 10.893, de 13 de julho de 2004, art. 3º. e art. 17, § 1º;
Lei nº 9.432, de 8 de janeiro de 1997, arts. 13 e 14; e
Decreto nº 8.257, de 29 de maio de 2014.

1.2.2.1.06.0.1. - Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal

Amparo Legal:

Lei nº 9.991, de 24 de julho de 2000, art. 4º, caput, incisos I e III;
Decreto nº 3.867, de 16 de julho de 2001, art. 1º.

1.2.2.1.07.0.1. - Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal

Amparo Legal:

Lei nº 10.168, de 29 de dezembro de 2000, arts. 2º e 4º; e
Decreto nº 4.195, de 11 de abril de 2002.

1.2.2.1.08.1.1. - Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Importação - Principal

Amparo Legal:

Art. 177, § 4º da Constituição Federal (previsão constitucional);
Art. 1º da Lei 10.336, de 19 de dezembro de 2001 (institui a contribuição);
Art. 159, inc. III da Constituição Federal (prevê a destinação a entes subnacionais); e
Lei nº 10.636, de 30 de dezembro de 2002.

1.2.2.1.08.2.1. - Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Principal

Amparo Legal:

Art. 177, § 4º da Constituição Federal (previsão constitucional);
Art. 1º da Lei 10.336, de 19 de dezembro de 2001 (institui a contribuição);
Art. 159, inc. III da Constituição Federal (prevê a destinação a entes subnacionais); e
Lei nº 10.636, de 30 de dezembro de 2002.

1.2.2.1.09.1.1. - Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal

Amparo Legal:

Lei nº 9.998 de 17 de agosto de 2000, Art. 6º, inciso IV; e
Decreto nº 11.004, de 21 de março de 2022.

1.2.2.1.09.2.1. - Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Principal

Amparo Legal:

Lei nº 10.052, de 28 de novembro de 2000; art. 4º, inciso III; e
Decreto nº 3.737, de 30 de janeiro de 2001.

1.2.2.1.10.0.1. - Contribuição para o Fomento da Radiodifusão Pública - Principal

Amparo Legal:

Lei nº 11.652, de 7 de abril de 2008, art. 32, §§ 7º, 8º e 10.

1.2.2.1.11.1.1. - Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Principal

Amparo Legal:

Lei nº 8.387 de 30 de dezembro de 1991, art. 2º §§ 3º e 4º, inciso II; e
Decreto nº 10.521, de 15 de outubro de 2020 - art. 5º.

1.2.2.1.11.2.1. - Contribuição sobre o Faturamento das Empresas de Informática Instaladas nas Demais Regiões - Principal

Amparo Legal:

Lei nº 8.248 de 23 de outubro de 1991, art. 11, § 1º; e
Decreto nº 10.521, de 15 de outubro de 2020 - art. 5º.

1.2.2.1.12.1.1. - Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Principal

Amparo Legal:

- Decreto-Lei nº 1.146, de 1970, art. 1º, inciso I, item 1, e art. 2º;
- Lei nº 2.613, de 1955, art. 6º;
- Lei nº 7.231, de 1984, arts. 1º e 3º, c.c. Lei nº 14.600, de 2023, arts. 25, 70 e 71; e
- Decreto nº 10.371, de 2020, art. 1º.

1.2.2.1.12.2.1. - Contribuição Relativa às Atividades Rurais em Imóveis Sujeitos ao ITR – CIDE Atividade Rural - Principal

Amparo Legal:

- Decreto-Lei nº 1.146, de 1970, art. 1º, inciso I, item 1, art. 2º e art. 5º;
- Lei nº 2.613, de 1955, arts. 6º e 7º;
- Decreto-Lei nº 1.989, de 1982, art. 1º;
- Lei nº 7.231, de 1984, arts. 1º e 3º; e
- Decreto nº 10.371, de 2020, art. 1º.

1.2.2.1.13.0.1. - Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária - Principal

Amparo Legal:

- Decreto-Lei nº 1.146, de 1970, art. 1º, inciso I, item 2, e art. 3º;
- Lei nº 2.613, de 1955, art. 6º, § 4º;
- Lei Complementar nº 11, de 1971, art. 15, inciso II;
- Lei nº 7.787, de 1989, art. 3º, § 1º;
- Lei nº 8.213, de 1991, art. 138;
- Lei nº 7.231, de 1984, arts. 1º e 3º; e
- Decreto nº 10.371, de 2020, art. 1º.

1.2.2.1.99.1.1. - Outras Contribuições Econômicas – Não Arrecadadas e Não Projetadas pela RFB - Principal

Amparo Legal:

Legislação específica.

1.2.3.1.00.0.1. - Contribuições para Entidades Privadas de Serviço Social e de Formação Profissional - Principal

Amparo Legal:

Lei nº 8.029, de 12 de abril de 1990;
Lei nº 8.154, de 28 de dezembro de 1990;
Lei nº 8.212, de 24 de julho de 1991;
Lei nº 8.315, de 23 de dezembro de 1991;
Lei nº 8.540, de 22 de dezembro de 1992;
Lei nº 8.706, de 14 de setembro de 1993;
Lei nº 9.393, de 19 de dezembro de 1996;
Lei nº 9.528, de 10 de dezembro de 1997;
Lei nº 9.601, de 21 de janeiro de 1998;
Lei nº 10.256, de 9 de julho de 2001;
Medida Provisória nº 2.168, de 24 de agosto de 2001;
Decreto-Lei nº 1.861, de 1981;
Decreto-Lei nº 2.318, de 1986;
Decreto-Lei nº 4.048, de 1946;
Decreto-Lei nº 8.621, de 1946;
Decreto-Lei nº 9.403, de 1946; e
Decreto-Lei nº 9.853, de 1946.

1.3.1.1.01.1.1. - Aluguéis e Arrendamentos - Principal

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964, art. 11, § 4º;
Decreto-Lei nº 9.760, de 5 de setembro de 1946;
Decreto-Lei nº 2.398, de 21 de dezembro de 1987;
Decreto nº 980, de 11 de novembro de 1993, e alterações posteriores;
Lei nº 9.636, de 15 de maio de 1998;
Decreto nº 3.725, de 10 de janeiro de 2001; e
Lei nº 11.481, de 31 de maio de 2007.

1.3.1.1.01.2.1. - Foros, Laudêmios e Tarifas de Ocupação - Principal

Amparo Legal:

Lei 13.465, de 11 de julho de 2017, art. 92;
Decreto-Lei nº 2.398/87, art. 6-B (introduzido pelo art. 27 da Lei nº 13.240, de 30 de dezembro de 2015);
Decreto-Lei nº 9.760, de 5 de setembro de 1946;
Decreto nº 980, de 11 de novembro de 1993;
Lei nº 9.636, de 15 de maio de 1998; e
Decreto nº 3.725, de 10 de janeiro de 2001.

1.3.1.1.01.3.1. - Aluguéis e Arrendamentos de Imóveis – FRGPS - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000, art. 68, § 1º, inciso I.

1.3.1.1.01.4.1. - Aluguéis e Arrendamentos de Imóveis – SPU - Principal

Amparo Legal:

Decreto-lei nº 9.760, de 5 de setembro de 1946, arts. 64, 86, 87 e 96.
Lei nº 13.240, de 30 de dezembro de 2015, art. 18-A.

1.3.1.1.01.5.1. - Aluguéis e Arrendamentos de Imóveis – Malha Ferroviária/Fundo Contingente – Extinta RFFSA - Principal

Amparo Legal:

Lei nº 11.483, de 31 de maio de 2007, art. 31-C.

1.3.1.1.02.1.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal

Amparo Legal:

Lei nº 10.406, de 10 de janeiro de 2002 – Código Civil, art. 1.370. Decreto-Lei nº 271, de 28 de fevereiro de 1967, art. 7º. Lei nº 9.985, de 18 de julho de 2000, art. 23, § 2º, inciso III.
Decreto nº 7.154, de 9 de abril de 2010, art. 12, § 2º.

1.3.1.1.02.2.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Principal

Amparo Legal:

Lei nº 9.636, de 15 de maio de 1998, art. 18, § 5º.
Lei nº 13.240, de 30 de dezembro de 2015, art. 18-A.

1.3.1.1.02.3.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Principal

Amparo Legal:

Lei nº 9.074, de 7 de julho de 1995, art. 4º, § 10, e art. 13.
Lei nº 10.438, de 26 de abril de 2002, art. 13, § 1º, inciso II.
Decreto nº 9.022, de 31 de março de 2017, art. 2º, inciso I.

1.3.1.1.02.4.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – RFB/FUNDAF - Principal

Amparo Legal:

Lei nº 9.074, de 7 de julho de 1995, art. 1º, inciso VI.
Decreto nº 6.759, de 5 de fevereiro de 2009, art. 12.

1.3.1.1.99.0.1. - Outras Receitas Imobiliárias - Principal

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964, art. 11, § 4º.

1.3.2.1.01.1.1. - Remuneração de Depósitos Bancários - Geral - Principal

Amparo Legal:

Medida Provisória nº 2170-36, de 23 de agosto de 2001, arts. 1º e 2º, §§ 1º e 4º.

1.3.2.1.01.2.1. - Remuneração de Depósitos Bancários – Salário-Educação - Principal

Amparo Legal:

Lei nº 9.766, de 18 de dezembro de 1998, art. 6º.

1.3.2.1.02.0.1. - Remuneração de Depósitos Especiais - Principal

Amparo Legal:

Art. 164, § 3º da Constituição Federal; Lei nº 8.019, de 11 de abril de 1990, art. 9º, caput e §6º;

Lei nº 9.322, de 5 de dezembro de 1996, art. 1º; e Legislação específica para demais casos que venham a surgir.

1.3.2.1.03.0.1. - Remuneração de Saldos de Recursos Não-Desembolsados - Principal

Amparo Legal:
Art. 164, § 3º da Constituição Federal;
Lei nº 9.322, de 5 de dezembro de 1996; e
Legislação específica para cada caso.

1.3.2.1.05.0.1. - Juros de Títulos de Renda - Principal

Amparo Legal:
Art. 164, § 3º da Constituição Federal e Normativos da CVM e Banco Central.

1.3.2.1.06.0.1. - Juros sobre o Capital Próprio - Principal

Amparo Legal:
Lei nº 9.530, de 10 de dezembro de 1997;
Lei nº 9.249, de 26 de dezembro de 1995; e
Decreto nº 2.673, de 16 de julho de 1998.

1.3.2.2.01.1.1. - Dividendos - União - Principal

Amparo Legal:
Lei nº 6.404, de 15 de dezembro de 1976, e alterações posteriores; e
Lei nº 9.530, de 10 de dezembro de 1997.

1.3.2.2.01.2.1. - Dividendos - FRGPS - Principal

Amparo Legal:

Constituição Federal – art. 250.
Lei Complementar nº 101, de 4 de maio de 2000, art. 68, §§ 1º e 2º.

1.3.2.2.01.9.1. - Dividendos - Demais - Principal

Amparo Legal:
Lei nº 6.404, de 15 de dezembro de 1976.
Legislação específica.

1.3.2.3.01.0.1. - Participações - Principal

Amparo Legal:
Lei nº 6.404, de 15 de dezembro de 1976, e alterações posteriores; e
Lei nº 9.530, de 10 de dezembro de 1997.

1.3.2.9.99.0.1. - Outros Valores Mobiliários - Principal

Amparo Legal:
Art. 164, § 3º da Constituição Federal e Normativos da CVM e Banco Central.

1.3.3.1.01.0.1. - Delegação para a Prestação dos Serviços de Transporte Rodoviário - Principal

Amparo Legal:
CF, art. 21, inciso XII, alínea "e";
Lei nº 10.233, de 2001, art. 12, inciso I; art. 13, inciso I;
Decreto nº 2.521, de 20 de março de 1998;
Medida Provisória nº 2.217, de 4 de setembro de 2001.

1.3.3.1.02.0.1. - Delegação para a Prestação dos Serviços de Transporte Ferroviário - Principal

Amparo Legal:
CF, art. 21, inciso XII, alínea "d";
Lei nº 10.233, de 2001, art. 12, inciso I; art. 13, inciso I; art. 22; art. 25; e art. 77, II;
Decreto nº 2.521, de 20 de março de 1998;
Medida Provisória nº 2.217, de 4 de setembro de 2001.
Destinação:
Lei nº 10.233, de 2001, art. 77, II; e
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

1.3.3.1.03.0.1. - Delegação para a Prestação dos Serviços de Transporte Metroviário - Principal

Amparo Legal:
CF, art. 21, inciso XII, alínea "d";
Lei nº 10.233, de 2001, art. 12, inciso I; art. 13, inciso I;
Decreto nº 2.521, de 20 de março de 1998;
Medida Provisória nº 2.217, de 4 de setembro de 2001.

1.3.3.1.04.0.1. - Delegação para a Prestação dos Serviços de Transporte Aquaviário - Principal

Amparo Legal:
CF, art. 21, inciso XII, alínea "d";
Lei nº 10.233, de 2001, art. 12, inciso I; art. 13, inciso I;
Decreto nº 2.521, de 20 de março de 1998;
Medida Provisória nº 2.217, de 4 de setembro de 2001.

1.3.3.1.05.0.1. - Delegação para a Prestação dos Serviços de Transporte Aeroviário - Principal

Amparo Legal:
CF, art. 21, inciso XII, alínea "c".

1.3.3.2.01.1.1. - Delegação para Exploração da Infraestrutura de Transporte Rodoviário para o Setor Privado - Principal

Amparo Legal:
Arts. 21, inciso XII, 22, inciso IX, e 178 da Constituição Federal;
Arts. 12, inciso I, 13, inciso I, 14, inciso I, alínea "a" e § 3o, 24, inciso III, 28, inciso II, alínea "c", 34-A e 77, inciso II, da Lei no 10.233, de 5 de junho de 2001.

1.3.3.2.01.2.1. - Delegação para Exploração da Infraestrutura de Transporte Rodoviário para os Estados, Distrito Federal e Municípios - Principal

Amparo Legal:
Lei nº 9.277, de 10 de maio de 1996, arts. 1º e 3º.

1.3.3.2.02.0.1. - Delegação para Exploração da Infraestrutura de Transporte Ferroviário - Principal

Amparo Legal:
Arts. 21, inciso XII, 22, inciso IX, e da Constituição Federal. Lei No 10.233/2001, art. 22, II, art. 25 e art. 77, II

Destinação:
Lei No 10.233/2001, art. 77, II; e
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

1.3.3.2.03.0.1. - Delegação para Exploração da Infraestrutura de Transporte Aquaviário - Principal

Amparo Legal:
- Lei nº 10.233/2001, Art .77, inciso II;
- Constituição Federal: Art. 21, XII; Art. 22, IX; Art. 178.

1.3.3.2.04.0.1. - Delegação para Exploração da Infraestrutura Aeroportuária - Principal

Amparo Legal:
Lei nº 12.462, de 4 de agosto de 2011, art. 63, inciso III.

1.3.3.3.01.1.1. - Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alíneas "c" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.3.3.3.01.2.1. - Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alíneas "c" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007.

1.3.3.3.02.1.1. - Delegação dos Serviços de Telecomunicação - Atividade Ordenadora no Regime Privado - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alínea "d" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.3.3.3.03.1.1. - Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.3.3.3.04.1.1. - Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alínea "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.3.3.3.05.0.1. - Cessão do Direito de Exploração de Satélite Brasileiro - Principal

Amparo Legal:
FISTEL: Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
CT-Espacial: Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000 e Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007;
CT-Infra: Art. 3o-A do Decreto-Lei nº 719, de 31 de julho de 1969;
FUST: Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000;
FNC - FSA: Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e
Anatel: art. 3º da Lei nº 5.070, de 7 de julho de 1966;

1.3.3.3.06.1.1. - Transferência da Delegação dos Serviços de Telecomunicações ou do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Inciso III do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Art. 48 da Lei nº 9.472, de 16 de julho de 1997, combinado com alínea "h" do art. 2º da Lei nº 5.070, de 7 de julho de 1966.

1.3.3.3.99.1.1. - Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e
Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.3.3.3.99.2.1. - Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
FISTEL: Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
CT-Espacial: Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000 e Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007;
CT-Infra: Art. 3o-A do Decreto-Lei nº 719, de 31 de julho de 1969;
FUST: Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000;
FNC - FSA: Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e
Anatel: art. 3º da Lei nº 5.070, de 7 de julho de 1966;

1.3.3.4.01.0.1. - Concessão dos Serviços de Geração, Transmissão ou Distribuição de Energia Elétrica - Principal

Amparo Legal:
§1º do art. 4º da Lei nº 9.074, de 7 de julho de 1995; e
§7º do art. 8º da Lei nº 12.783, de 11 de janeiro de 2013.

1.3.3.9.01.0.1. - Outorga de Loteria de Aposta de Quota Fixa - Principal

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 12.

1.3.3.9.01.0.5. - Outorga de Loteria de Aposta de Quota Fixa - Multas

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 12.

1.3.3.9.02.0.1. - Outorga de Loteria Instantânea Exclusiva – LOTEX - Principal

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015, art. 28, § 1º.

1.3.3.9.02.0.5. - Outorga de Loteria Instantânea Exclusiva – LOTEX - Multas

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015, art. 28, § 1º.

1.3.4.1.01.1.1. - Bônus de Assinatura do Contrato de Concessão - Principal

Amparo Legal:
Arts. 45 e 46 da Lei nº 9.478, de 6 de agosto de 1997.

1.3.4.1.01.2.1. - Pagamento pela Retenção de Área para Exploração ou Produção - Principal

Amparo Legal:

Arts. 45, inciso IV, e 51 da Lei nº 9.478, de 6 de agosto de 1997.

1.3.4.1.02.1.1. - Royalties Mínimos pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48, inciso I (com a redação da Lei 12.734, de 2012).

1.3.4.1.02.2.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989, art. 7º;
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48 (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III, e art. 3º.

1.3.4.1.02.3.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989, art. 7º;
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48 (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III, e art. 3º.

1.3.4.1.02.4.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989, art. 7º;
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48 (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso I e §3º.

1.3.4.1.03.1.1. - Royalties Excedentes pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, art. 49, inciso I (com redação dada pela Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III.

1.3.4.1.03.2.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, art. 49, inciso II (redação anterior à Lei nº 12.734/2012);
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III, e art. 3º.

1.3.4.1.03.3.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47 e 49, inciso II (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III, e art. 3º.

1.3.4.1.03.4.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47 e 49, inciso II (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso I e §3º.

1.3.4.1.04.1.1. - Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012).

1.3.4.1.04.2.1. - Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, arts. 2º, inciso III, e 3º.

1.3.4.1.04.3.1. - Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, arts. 2º, inciso III, e 3º.

1.3.4.1.04.4.1. - Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal

Amparo Legal:

Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso I, e §3º.

1.3.4.1.05.0.1. - Participação do Proprietário da Terra – Contrato de Concessão - Principal

Amparo Legal:

Art. 52 da Lei nº 9.478, de 6 de agosto de 1997.

1.3.4.2.02.1.1. - Royalties Mínimos pela Produção de Petróleo em Terra - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal

Amparo Legal:

Lei nº 12.276, de 30 de junho de 2010, art. 5º, §1º; e
Lei nº 7.990, de 28 de dezembro de 1989, art. 7º.

1.3.4.2.02.4.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal

Amparo Legal:

Lei nº 12.276, de 30 de junho de 2010, art. 5º, §1º;
Lei nº 7.990, de 28 de dezembro de 1989, art. 7º; e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso I e §3º.

1.3.4.2.03.1.1. - Royalties Excedentes pela Produção de Petróleo em Terra - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal

Amparo Legal:

Lei nº 12.276, de 30 de junho de 2010, art. 5º, §2º;
Lei nº 9.478, de 6 de agosto de 1997, art. 49, inciso II, com redação dada pela Lei nº 12.734/2012; e
Lei nº 12.858, de 9 de setembro de 2013, arts. 2º, inciso I, e § 3º.

1.3.4.2.03.4.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal

Amparo Legal:

Lei nº 12.276, de 30 de junho de 2010, art. 5º, §2º;
Lei nº 9.478, de 6 de agosto de 1997, art. 49, inciso II, com redação dada pela Lei nº 12.734/2012; e
Lei nº 12.858, de 9 de setembro de 2013, arts. 2º, inciso I, e § 3º.

1.3.4.3.01.1.1. - Bônus de Assinatura de Contrato de Partilha de Produção - Parcela da União - Principal

Amparo Legal:

Constituição Federal, arts. 20, § 1º, e 177, incisos I a IV;
Lei nº 9.478, de 6 de agosto de 1997, art. 46;
Lei nº 12.351, de 22 de dezembro de 2010, arts. 2º, inciso XII, 10, inciso III, alínea "f", 15, inciso IX, 29, inciso XX, 42, inciso II e § 2º, e 49, inciso I.

1.3.4.3.01.3.1. - Bônus de Assinatura de Contrato de Partilha de Produção - Parcela da Empresa Gestora do Contrato - Principal

Amparo Legal:

Constituição Federal, arts. 20, § 1º, e 177, incisos I a IV;
Alínea "f" do inciso III do art. 10 da Lei nº 12.351, de 22 de dezembro de 2010.
Art. 7, I da Lei 12.304, de 2 de agosto de 2010.

1.3.4.3.01.4.1. - Bônus de Assinatura de Contrato de Partilha de Produção - Parcela de Estados e Municípios - Principal

Amparo Legal:

Lei nº 12.276, de 30 de junho de 2010;
Lei nº 12.351, de 22 de dezembro de 2010; e
Projeto de Lei n° 5478, de 2019.

1.3.4.3.02.4.1. - Royalties pela Produção de Petróleo em Plataforma - Partilha de Produção - Declaração de Comercialidade a partir de 3/12/2012 - Principal

Amparo Legal:

Inciso II do art. 42-B da Lei nº 12.351, de 22 de dezembro de 2010; e
Inciso I do art. 2º da Lei nº 12.858, de 9 de setembro de 2013.

1.3.4.4.01.0.1. - Outorga de Direitos de Exploração e Pesquisa Mineral - Principal

Amparo Legal:

Constituição Federal, art. 176.
Decreto-Lei nº 227, de 28 de fevereiro de 1967, art. 2º.
Lei nº 13.575, de 26 de dezembro de 2017, Art. 19.

1.3.4.4.02.0.1. - Compensação Financeira pela Exploração de Recursos Minerais - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989 c/c Decreto nº 1, de 1991. Repartição de recursos estabelecida pelo art. 2º, §2º, da Lei nº 8.001, de 1990 (com atualizações efetuadas pelo art. 2º da Lei nº 13.540, de 2017).

1.3.4.5.01.0.1. - Outorga de Direitos de Uso de Recursos Hídricos - Principal

Amparo Legal:

Lei nº 9.984 de 17 de julho de 2000, art. 4º, inciso IX e § 6º, e art. 20, inciso II;
Lei nº 9.433, de 8 de janeiro de 1997, arts. 12, 20 e 22.

1.3.4.5.03.1.1. - Utilização de Recursos Hídricos - Itaipu - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989, art. 1º;
Lei nº 8.001, de 13 de março de 1990, art. 1º;
Lei nº 9.433, de 8 de janeiro de 1997, art. 12, inciso IV e art. 20;
Item III do Anexo C do Tratado de Itaipu, assinado em 26 de março de 1973, bem como documentos interpretativos subsequentes.

1.3.4.5.03.2.1. - Utilização de Recursos Hídricos - Demais Empresas - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989, art. 1º;
Lei nº 9.648, de 27 de maio de 1998, art. 17;
Lei nº 8.001, de 13 de março de 1990, art. 1º;
Lei nº 9.433, de 8 de janeiro de 1997, art. 22; e
Lei nº 9.984, de 17 de julho de 2000, art. 3º.

1.3.4.5.03.3.1. - Utilização de Recursos Hídricos - Demais Empresas - Prorrogação de Outorga - Principal

Amparo Legal:

Lei nº 7.990, de 28 de dezembro de 1989, art. 1º;
Lei nº 12.783, de 11 de janeiro de 2013, art. 2º, caput e § 1º-A.

1.3.4.5.03.4.1. - Utilização de Recursos Hídricos – Terras Indígenas - Principal

Amparo Legal:

Lei nº 9.648, de 27 de maio de 1998 – art. 17, § 1º, inc. I.
ADI 7490, parágrafos 95 e 107.

1.3.4.6.01.1.1. - Concessão de Florestas Nacionais - Valor Mínimo - Principal

Amparo Legal:

Lei nº 11.284, de 2006, art. 20, inciso XII; art. 39, § 1º, inciso I.

1.3.4.6.01.2.1. - Concessão de Florestas Nacionais - Demais Valores - Principal

Amparo Legal:

Lei nº 11.284, de 2006, art. 20, inciso XII; art. 39, § 1º, inciso II.

1.3.4.6.03.0.1. - Custos de Edital de Concessão Florestal - Principal

Amparo Legal:

Lei nº 11.284, de 02 de março de 2006; Lei nº 11.516, de 28 de agosto de 2007 (Arts. 6º e 7º).

1.3.4.9.01.0.1. - Compensações Ambientais - Principal

Amparo Legal:

- Art. 36 da Lei nº 9.985, de 18 de julho de 2000;
- Art. 14-A da Lei nº 11.516, de 28 de agosto de 2007.

1.3.5.1.01.0.1. - Outorga de Direito de Uso ou de Exploração de Criação Protegida - Instituição Científica e Tecnológica - Principal

Amparo Legal:

Lei nº 10.973, de 2 de dezembro de 2004, art. 6º; Decreto nº 9.283, de 7 de fevereiro de 2018.

1.3.5.1.02.0.1. - Direito de Uso da Imagem e de Reprodução dos Bens do Acervo Patrimonial - Principal

PLDO - 2026, Art. 9º, inciso IV

Amparo Legal:
Lei nº 11.904, de 14 de janeiro de 2009;
Art. 10 da Lei nº 11.906, de 20 de janeiro de 2009;
Decreto nº 8.124, de 17 de outubro de 2013 - art. 29;
Decreto nº 11.236, de 18 de outubro de 2022;
Resolução Normativa IBRAM nº 15, de 14 de março de 2022;
Legislação aplicável aos direitos de uso de imagem e reprodução.

1.3.5.1.04.0.1. - Royalties pela Comercialização de Produtos Resultantes de Criação Protegida - Principal

Amparo Legal:
Lei nº 10.973, de 2004, art. 6º; e
Decreto nº 9.283, de 7 de fevereiro de 2018.

1.3.6.1.01.1.1. - Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal

Amparo Legal:
Constituição Federal de 1988, art. 37, XXI;
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil; e
Lei nº 14.133, de 1º de abril de 2021.

1.3.6.1.01.2.1. - Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal

Amparo Legal:
Lei nº 8.666, de 21 de junho de 1993; e
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil.

1.3.6.1.01.3.1. - Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Direta - Principal

Amparo Legal:
Constituição Federal de 1988 – art. 37, inc. XXI; Lei nº 14.133, de 1º de abril de 2021; e Lei nº 10.406, de 10 de janeiro de 2002 – Código Civil.

1.3.6.1.01.4.1. - Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal

Amparo Legal:
Constituição Federal de 1988 – art. 37, inc. XXI; Lei nº 14.133, de 1º de abril de 2021; e Lei nº 10.406, de 10 de janeiro de 2002 – Código Civil.

1.3.9.1.01.1.1. - Participação da União em Receita de Loteria Federal - Principal

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 15, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

1.3.9.1.01.2.1. - Participação da União em Receita de Loteria Esportiva - Principal

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 18, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

1.3.9.1.01.4.1. - Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 16, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

1.3.9.1.01.5.1. - Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015 – art. 28; Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, incs. II a IV.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

1.3.9.1.01.6.1. - Participação da União em Receita de Loteria de Prognóstico Específico - Principal

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 17, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

1.3.9.1.01.7.1. - Participação da União em Receita de Loteria de AQF - Principal

Amparo Legal:
Lei n° 13.756, de 12 de dezembro de 2018, arts. 29 a 35, com alterações promovidas pela Lei nº 14.790/2023, art. 51.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

1.3.9.1.01.8.1. - Participação da União em Receita de Loteria Instantânea Exclusiva - Lotex - Temas Complementares - Principal

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015 – art. 28; Lei nº 13.262, de 22 de março de 2016 – art. 2º; e Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, incs. II a V.

1.3.9.9.99.0.1. - Outras Receitas Patrimoniais - Principal

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002.

1.4.1.1.01.0.1. - Receita Agropecuária - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

1.5.1.1.01.0.1. - Receita Industrial - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

1.5.1.1.02.1.1. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Principal

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, arts. 45 e 46.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso III.

1.5.1.1.02.1.5. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Multas

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, arts. 45 e 46.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso III.

1.5.1.1.02.2.1. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Acordos de Individualização de Produção - Principal

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, art. 2º, inciso IX, e arts. 33 e 36.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso IV.

1.5.1.1.02.2.5. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Acordos de Individualização de Produção - Multas

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, art. 2º, inciso IX, e arts. 33 e 36.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso IV.

1.6.1.1.01.0.1. - Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

1.6.1.1.02.0.1. - Inscrição em Concursos e Processos Seletivos - Principal

Amparo Legal:
Constituição Federal, arts. 37, caput e inciso II, e 208, inciso V; e
Lei nº 9.394, de 20 de dezembro de 1996, arts. 44, inciso II, e 51.

1.6.1.1.03.0.1. - Serviços de Registro, Certificação e Fiscalização - Principal

Amparo Legal:
Constituição Federal, arts. 173 e 174, caput;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º;
Decreto-Lei nº 227, de 28 de fevereiro de 1967, arts. 7º, 15, 16, 20, 22 e 38;
Decreto-Lei nº 2.056, de 19 de agosto de 1983;
Lei nº 5.070, de 7 de julho de 1966, arts. 2º, alínea j, e 3º;
Lei nº 5.966, de 11 de dezembro de 1973;
Lei nº 8.934, de 18 de novembro de 1994, arts. 8º, 32 e 55;
Lei nº 9.279, de 14 de maio de 1996;
Lei nº 9.602, de 21 de janeiro de 1998, art. 6º;
Lei nº 9.933, de 20 de dezembro de 1999;
Lei nº 9.998, de 17 de agosto de 2000, art. 6º, inciso II;
Lei nº 10.743, de 30 de julho de 2003;
Lei nº 11.437, de 28 de dezembro de 2006, art. 2º, inciso VII;
Lei nº 12.249, de 11 de junho de 2010;
Decreto nº 1.800, de 30 de janeiro de 1996, arts. 7º, 32 e 89;
Decreto nº 2.613, de 3 de junho de 1998, art. 3º;
Decreto nº 7.938, de 19 de fevereiro de 2013;
Resolução CONTRAN Nº 5, de 23 de janeiro de 1998; e
Resolução CONTRAN nº 282, de 26 de junho de 2008.

1.6.1.1.04.0.1. - Serviços de Informação e Tecnologia - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

1.6.1.1.05.0.1. - Serviços Técnicos e Aprovação de Laudos de Telecomunicações - Principal

Amparo Legal:
Alínea "j" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e
Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.6.1.1.06.0.1. - Serviços de Operação, Manutenção e Fornecimento de Água - Principal

Amparo Legal:
Lei nº 9.984, de 17 de julho de 2000, e alterações posteriores, art. 4º, inciso XIX; e
Decreto nº 5.995, de 19 de dezembro de 2006, art. 20.

1.6.2.1.01.1.1. - Serviços de Navegação Aérea - Principal

Amparo Legal:
Lei nº 6.009, de 26 de dezembro de 1973, arts. 8º e 11.

1.6.2.1.01.2.1. - Serviços de Navegação Naval - Principal

Amparo Legal:
Decreto-Lei nº 1.023, de 21 de outubro de 1969, arts. 1º e 2º;
Decreto nº 70.198, de 24 de fevereiro de 1972, arts. 1º e 2º.

1.6.2.1.02.0.1. - Serviços de Transporte de Passageiros ou Mercadorias - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

1.6.2.1.03.0.1. - Serviços Portuários - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei no 4.320, de 17 de março de 1964, art. 11, §§ 1o e 4o;
Lei nº 4.860, de 26 de novembro de 1965; e
Lei nº 12.815, de 5 de junho de 2013.

1.6.2.1.04.1.1. - Tarifa Aeroportuária - Principal

Amparo Legal:
Lei nº 6.009, de 26 de dezembro de 1973, art 3º;
Decreto nº 89.121, de 6 de dezembro de 1983.

1.6.2.1.04.3.1. - Parcela da Tarifa de Embarque Internacional - Principal

Amparo Legal:
Lei nº 9.825, de 23 de agosto de 1999;
Art. 63 da Lei nº 12.462, de 5 de agosto de 2011; e
Lei nº 12.648, de 17 de maio de 2012.

1.6.3.1.01.0.1. - Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º;

Lei nº 8.080, de 19 de setembro de 1990; e
Lei nº 8.142, de 28 de dezembro de 1990.

1.6.3.2.01.0.1. - Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal

Amparo Legal:
Lei nº 8.112, de 11 de dezembro de 1990, art. 230;
Decreto nº 4.978, de 3 de fevereiro de 2004;
Portaria MPOG/SRH nº 1.983, de 5 de dezembro de 2006, arts. 12 e 15.

1.6.4.1.01.0.1. - Retorno de Operações, Juros e Encargos Financeiros - Principal

Amparo Legal:
Constituição Federal, arts. 173 e 239, § 1º;
Lei nº 8.019, de 11 de abril de 1990;
Lei nº 8.036, de 11 de maio de 1990;
Lei nº 9.365, de 16 de dezembro de 1996;
Lei nº 10.150, de 21 de dezembro de 2000; e
Legislação correlata.

1.6.4.1.02.0.1. - Concessão de Avais, Garantias e Seguros - Principal

Amparo Legal:
Lei nº 5.000, de 24 de maio de 1966;
Arts. 16 e 17 do Decreto-Lei nº 73, de 21 de novembro de 1966;
Art. 1º da Lei nº 6.704, de 26 de outubro de 1979;
Art. 5º-A da Lei nº 8.427, de 27 de maio de 1992;
Arts. 1º, 2º e 3º da Lei nº 9.531, de 10 de dezembro de 1997; e
Lei nº 9.818, de 23 de agosto de 1999.

1.6.4.1.03.0.1. - Remuneração sobre Repasse para Programas de Desenvolvimento Econômico - Principal

Amparo Legal:
Constituição Federal, art. 239, caput e § 1º;
Lei nº 7.998, de 11 de janeiro de 1990, art. 11, inciso III.

1.6.9.9.99.0.1. - Outros Serviços - Principal

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

1.7.1.7.99.0.1. - Outras Transferências de Convênios da União e de Suas Entidades - Principal

Amparo Legal:
PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

1.7.1.9.99.0.1. - Outras Transferências de Recursos da União e de suas Entidades - Principal

Amparo Legal:
Não se aplica

1.7.2.4.01.0.1. - Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal

Amparo Legal:
Decreto-Lei nº 200, de 25 de fevereiro de 1967, art. 191;
Lei nº 8.666, de 21 de junho de 1993, art. 116;
Decreto nº 6.170, de 25 de julho de 2007, art. 1º, § 3º;
Decreto nº 4.564, de 1º de janeiro de 2003, arts. 5º e 6º.

1.7.2.4.99.0.1. - Outras Transferências de Convênios dos Estados e DF e de Suas Entidades - Principal

Amparo Legal:
PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

1.7.2.9.99.0.1. - Outras Transferências dos Estados e Distrito Federal - Principal

Amparo Legal:
Não se aplica

1.7.3.2.01.0.1. - Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal

Amparo Legal:
Decreto-Lei nº 200, de 25 de fevereiro de 1967, art. 191;
Lei nº 8.666, de 21 de junho de 1993, art. 116;
Decreto nº 6.170, de 25 de julho de 2007, art. 1º, § 3º;
Decreto nº 4.564, de 1º de janeiro de 2003, arts. 5º e 6º.

1.7.3.2.99.0.1. - Outras Transferências de Convênios dos Municípios e de Suas Entidades - Principal

Amparo Legal:
PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

1.7.3.9.99.0.1. - Outras Transferências dos Municípios - Principal

Amparo Legal:
Não se aplica

1.7.4.1.01.0.1. - Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal

Amparo Legal:
Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

1.7.5.9.99.0.1. - Demais Transferências de Outras Instituições Públicas - Principal

Amparo Legal:
Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

1.7.6.1.01.0.1. - Transferências do Exterior para Órgãos e Entidades da União - Principal

Amparo Legal:
Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

1.7.9.1.01.0.1. - Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal

Amparo Legal:
Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

1.7.9.2.01.0.1. - Transferências Provenientes de Depósitos Não Identificados - Principal

Amparo Legal:
Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

1.9.1.1.01.0.1. - Multas Previstas em Legislação Específica - Principal

Amparo Legal:
Qualquer lei específica que determine aplicação de multa de caráter punitivo.

1.9.1.1.02.1.1. - Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

1.9.1.1.02.2.1. - Multas Previstas na Lei Geral das Telecomunicações - Proveniente da Utilização de Posições Orbitais - Principal

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e
Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007.

1.9.1.1.03.0.1. - Multas Previstas na Legislação do Seguro-Desemprego e Abono Salarial - Principal

Amparo Legal:
Lei nº 7.998, de 11 de janeiro de 1990 (Art. 25).

1.9.1.1.04.0.1. - Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Principal

Amparo Legal:
Lei nº 7.347, de 24 de julho de 1985, arts. 11 e 13; Lei nº 7.853, de 24 de outubro de 1989; Lei nº 8.078, de 11 de setembro de 1990 - Código de Defesa do Consumidor; e Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais.

1.9.1.1.05.0.1. - Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Principal

Amparo Legal:
Lei nº 10.438, de 26 de abril de 2002 (Art. 13, § 1º, inciso II)
Decreto nº 9.022, de 31 de março de 2017 (Art. 2º, inciso II); e
Decreto nº 2.335, de 6 de outubro de 1997 (Art. 17, inciso II e Art. 24, inciso VII).

1.9.1.1.06.1.1. - Multas Administrativas por Danos Ambientais - Principal

Amparo Legal:
Lei nº 6.938, de 31 de agosto de 1981, art. 14, I, art. 17-C, §2º, art. 17-I;
Lei nº 7.797, de 10 de julho de 1989;
Lei nº 9.605, de 12 de fevereiro de 1998;
Decreto nº 99.274, de 6 de junho de 1990; e
Decreto nº 6.514, de 22 de julho de 2008, art. 13.

1.9.1.1.06.2.1. - Multas Judiciais por Danos Ambientais - Principal

Amparo Legal:
Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 7.797, de 10 de julho de 1989; e
Lei nº 9.605, de 12 de fevereiro de 1998.

1.9.1.1.07.0.1. - Multas Aplicadas pelos Tribunais de Contas - Principal

Amparo Legal:
Lei nº 8.443, de 16 de julho de 1992.

1.9.1.1.08.0.1. - Multas Decorrentes de Sentenças Judiciais - Principal

Amparo Legal:
Inciso V do art. 2º da Lei Complementar nº 79, de 7 de janeiro de 1994;
Art. 83 da Lei nº 11.697, de 13 de junho de 2008;
Multas decorrentes de sentenças judiciais e prescritas com base no Código de Processo Civil - Lei nº 13.105, de 16 de março de 2015;
Multas decorrentes de sentenças judiciais e prescritas com base no Código de Processo Penal (Art. 265 e outros do Decreto-Lei nº 3.689, de 3 de outubro de 1941);
Qualquer outra legislação, desde que tenha sido utilizada como base normativa para a aplicação de multa no âmbito de sentença judicial.

1.9.1.1.09.0.1. - Multas e Juros Previstos em Contratos - Principal

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002.

1.9.1.1.10.0.1. - Multas Previstas na Legislação sobre Regime de Previdência Privada Complementar - Principal

Amparo Legal:
Lei Complementar nº 109, de 29 de maio de 2001; Lei nº 12.154, de 23 de Dezembro de 2009, art. 11, inciso IV; Decreto nº 4.942, de 30 de dezembro de 2003, Arts. 22 a 26.

1.9.1.1.11.0.1. - Multa por Descumprimento de Obrigação Previdenciária Acessória - Principal

Amparo Legal:
Lei nº 13.105, de 16 de março de 2015 - Código de Processo Civil;
Arts. 23 e 24, da Lei nº 8.036, de 11 de maio de 1990;
Arts. 68 e 92 da Lei nº 8.212, de 24 de julho de 1991;
Art. 22 e 125-A, da Lei nº 8.213, de 24 de julho de 1991;
Lei nº 9.528, de 10 de dezembro de 1997; e
Art. 283 do Decreto nº 3.048, de 6 de maio de 1999.

1.9.1.1.12.0.1. - Multas Previstas na Legislação Antidrogas - Principal

Amparo Legal:
Lei nº 10.357, de 27 de dezembro de 2001, art. 21.

1.9.1.1.13.1.1. - Multas da Legislação Anticorrupção Oriundas de Processos Administrativos de Responsabilização - Principal

Amparo Legal:
Lei nº 12.846, de 2013, Art. 6º, inciso I.

1.9.1.1.13.2.1. - Multas da Legislação Anticorrupção Oriundas de Acordos de Leniência - Principal

Amparo Legal:
Lei nº 12.846, de 2013, art. 16, §2º.

1.9.1.1.14.0.1. - Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal

Amparo Legal:
Lei nº 9.503, de 23 de setembro de 1997 - Código de Trânsito Brasileiro - CTB.

1.9.1.1.15.0.1. - Multas auferidas pela União junto a operadoras ferroviárias - Principal

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66.

1.9.1.1.15.0.5. - Multas auferidas pela União junto a operadoras ferroviárias - Multas

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66.

1.9.2.1.01.0.1. - Indenizações por Danos Causados ao Patrimônio Público - Principal

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002; e
Lei nº 13.105, de 16 de março de 2015.

1.9.2.1.02.0.1. - Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Principal

Amparo Legal:
Art. 10 § único da Lei nº 9.636/98.

1.9.2.1.03.0.1. - Indenização por Sinistro - Principal

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil (Arts. 757 a 802).

1.9.2.1.04.0.1. - Indenização pela Assistência Médico-Hospitalar - Principal

Amparo Legal:
Lei nº 3.765, de 4 de maio de 1960, art. 3º-B, inciso III; e
Lei nº 10.486, de 4 de julho de 2002, art. 28, inciso III.

1.9.2.1.05.0.1. - Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal

Amparo Legal:
Lei Complementar nº 200, de 30 de agosto de 2023 – art. 3º, § 2º, inciso III.

1.9.2.1.06.0.1. - Indenizações auferidas pela União junto a operadoras ferroviárias - Principal

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

1.9.2.1.06.0.5. - Indenizações auferidas pela União junto a operadoras ferroviárias - Multas

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

1.9.2.1.99.0.1. - Outras Indenizações - Principal

Amparo Legal:
Art. 11, §§ 1º e 4º, da Lei nº 4.320, de 17 de março de 1964.

1.9.2.2.01.1.1. - Restituição de Convênios - Primárias - Principal

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964;
Lei nº 5.172, de 25 de outubro de 1966;
Parágrafo único do art. 8o da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF;
Parágrafo único do art. 12, do Decreto nº 6.170, de 25 de julho de 2007.

1.9.2.2.01.2.1. - Restituição de Convênios - Financeiras - Principal

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964;
Lei nº 5.172, de 25 de outubro de 1966;
Parágrafo único do art. 8º da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF;
Parágrafo único do art. 12, do Decreto nº 6.170, de 25 de julho de 2007.

1.9.2.2.02.0.1. - Restituição de Benefícios Não Desembolsados - Principal

Amparo Legal:
Parágrafo único do art.15 da Lei nº 7998, de 11 de janeiro de 1990;
Art. 38 da Lei nº 4.320, de 17 de março de 1964.

1.9.2.2.03.0.1. - Restituição de Benefícios Previdenciários - Principal

Amparo Legal:
Arts. 154, 244 e 365 do Decreto nº 3.048, de 6 de maio de 1999.

1.9.2.2.04.0.1. - Restituição de Benefícios Assistenciais - Principal

Amparo Legal:
Art. 21, § 2º, da Lei nº 8472, de 7 de dezembro de 1993;
Arts. 154, 195, 197, 244 e 365 do Decreto nº 3.048, de 6 de maio de 1999; e
Arts. 48, 48-A e 49, do Decreto nº 6214, de 26 de setembro de 2007.

1.9.2.2.05.0.1. - Restituição de Contribuições Previdenciárias Complementares - Principal

Amparo Legal:
Lei nº 9.650, de 27 de maio de 1998; e
Lei nº 8.112, de 11 de dezembro de 1990.

1.9.2.2.06.1.1. - Restituição de Despesas de Exercícios Anteriores - Principal

1.9.2.2.06.3.1. - Restituição de Despesas Primárias de Exercícios Anteriores - Principal

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964, arts. 38 e 39.

1.9.2.2.06.4.1. - Restituição de Despesas Financeiras de Exercícios Anteriores - Principal

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964, arts. 38 e 39.

1.9.2.2.07.0.1. - Restituição de Parcelas do Seguro Desemprego Recebidas Indevidamente - Principal

Amparo Legal:
Art. 7º. da Constituição Federal. Artigos 3º, 7º e 8º da Lei nº 7.998, de 11 de janeiro de 1990. Lei nº 6.830, de 22 de setembro de 1980. Código Processo Civil.

1.9.2.2.08.0.1. - Restituição de Garantias Prestadas - Principal

Amparo Legal:
Decreto nº 3.937, de 15 de setembro de 1997 e Lei nº 9.818, de 23 de agosto de 1999.

1.9.2.2.09.0.1. - Restituição de Recursos de Fomento e de Subvenções Financeiras - Principal

Amparo Legal:
Art. 8º, parágrafo único, da Lei Complementar nº 101, de 4 de maio de 2000;
Art. 2º, inciso VI, última parte, da Lei nº 11.437, de 28 de dezembro de 2006;
Art. 61 da Medida Provisória nº 2.228-1, de 6 de setembro de 2001;
Art. 6º da Medida Provisória nº 2.183-56, de 24 de agosto de 2001;
Art. 12 do Decreto nº 6.672, de 2 de dezembro de 2008;
Demais dispositivos legais que tratem da restituição de recursos de fomento.

1.9.2.2.10.1.1. - Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei Rouanet - Principal

Amparo Legal:
Lei nº 11.437, de 28 de dezembro de 2006;
Art. 61 da Medida Provisória nº 2.228-1, de 6 de setembro de 2001;
Lei nº 10.454, de 13 de maio de 2002;
Lei nº 8.313, de 23 de dezembro de 1991, arts. 4º e 5º, inciso VI;
Lei nº 7.505, de 2 de julho de 1986; e
Decreto nº 5.761, de 27 de abril de 2006.

1.9.2.2.10.2.1. - Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei do Audiovisual - Principal

Amparo Legal:
Lei nº 11.437, de 28 de dezembro de 2006;
Art. 61 da Medida Provisória nº 2.228-1, de 6 de setembro de 2001;
Lei nº 10.454, de 13 de maio de 2002;
Lei nº 8.685, de 20 de julho de 1993, art. 5º;
Lei nº 7.505, de 2 de julho de 1986; e
Decreto nº 6.304, de 12 de dezembro de 2007.

1.9.2.2.11.0.1. - Restituição Decorrente da Aplicação Irregular de Recursos Eleitorais - Principal

Amparo Legal:
Lei nº 9.096/1995, art. 30 e seguintes;
Lei nº 9.504/1997, art. 30, 30-A e 105;
Resolução TSE nº 23.406, de 27.2.2014, art. 57, parágrafo único.

1.9.2.2.12.0.1. - Restituição de Depósitos de Sentenças Judiciais Não Sacados - Principal

Amparo Legal:
Lei nº 13.463, de 6 de julho de 2017, art. 2º; e
Lei nº 14.973, de 16 de setembro de 2024, art. 39, §3º.

1.9.2.2.13.0.1. - Restituição de Contribuições para a Previdência Complementar do Servidor Público - Principal

Amparo Legal:
Art. 25 da Lei nº 12.618, de 30 de abril de 2012; e
Lei nº 12.697, de 30 de julho de 2012.

1.9.2.2.99.0.1. - Outras Restituições - Principal

Amparo Legal:
Art. 21, § 2º, da Lei nº 8472, de 7 de dezembro de 1993;
Arts. 154, 195, 197, 244 e 365 do Decreto nº 3.048, de 6 de maio de 1999; e
Arts. 48, 48-A e 49, do Decreto nº 6214, de 26 de setembro de 2007.
Decreto nº 3.964, de 10 de outubro de 2001, art. 2º e Lei nº 8.080, de 1990, § 4º, art. 33, em decorrências de auditorias.

1.9.2.3.01.0.1. - Ressarcimento por Operadoras de Seguros Privados de Assistência à Saúde - Principal

Amparo Legal:
Lei nº 9656, de 3 de junho de 1998; Medida Provisória nº 2.177, de 24 de agosto de 2001, e alterações; e Resolução - RDC nº 18, de 30 de março de 2000.

1.9.2.3.02.0.1. - Ressarcimento de Custos - Principal

Amparo Legal:
Leis que determinem o ressarcimento de custos.

1.9.2.3.03.0.1. - Reversão de Garantias - Principal

Amparo Legal:
Art. 56 da Lei nº 8.666, de 21 de junho de 1993;
Arts. 1º e 7º do Decreto-Lei nº 1.737, de dezembro de 1979.

1.9.2.3.04.0.1. - Ressarcimento ao Regime Geral de Previdência Social - RGPS - Principal

Amparo Legal:
Lei nº 8.213, de 24 de julho de 1991, arts. 120 e 121; e Constituição Federal de 1988, art. 114, VI.

1.9.2.3.05.0.1. - Ressarcimento por danos causados por usurpação de recursos minerais por lavra ilegal - Principal

1.9.2.3.05.0.5. - Ressarcimento por danos causados por usurpação de recursos minerais por lavra ilegal - Multas

1.9.2.3.99.0.1. - Outros Ressarcimentos - Principal

Amparo Legal:
Qualquer dispositivo legal que determine ressarcimentos não previstos nos itens anteriores.

PLDO - 2026, Art. 9º, inciso IV

1.9.3.1.01.0.1. - Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Comuns - Principal

Amparo Legal:
Art. 45, § 3º, do Código Penal, Decreto-Lei nº 2.848, de 1940;
Lei nº 9.605, de 12 de fevereiro de 1998;
Art. 7º, § 1º, da Lei nº 9.613, de 3 de março de 1998;
Arts 134 a 138 do Decreto nº 6.514, de 22 de julho de 2008;
Demais dispositivos da legislação especial.

1.9.3.1.02.1.1. - Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Principal

Amparo Legal:
- Decreto-lei nº 1.455, de 7 de abril de 1976 – arts. 28 e 29, § 5º
- Lei nº 8.212, de 24 de julho de 1991 - art. 27, inc. VII

1.9.3.1.02.2.1. - Valores em Moeda Apreendidos por Infrações à Legislação Aduaneira - Principal

Amparo Legal:
Decreto-lei nº 1.455, de 7 de abril de 1976, e alterações – arts. 27-E e 27-F, e Lei nº 14.286, de 29 de dezembro de 2021 – art. 14, § 3º.

1.9.3.1.03.0.1. - Depósitos Abandonados (Dinheiro e/ou Objetos de Valor) - Principal

Amparo Legal:
Lei nº 2.313, de 3 de setembro de 1954;
Decreto nº 40.395, de 21 de novembro de 1956; e
Lei nº 14.973, de 16 de setembro de 2024, arts. 39 e 42.

1.9.3.1.04.0.1. - Prêmios Prescritos de Concursos de Prognósticos - Principal

Amparo Legal:
LEI Nº 13.756, DE 12 DE DEZEMBRO DE 2018, art. 14, § 2º

1.9.3.1.05.0.1. - Receitas Reconhecidas por Força de Decisões Judiciais e de Tribunais Administrativos - Principal

Amparo Legal:
A específica decisão judicial ou de Tribunal Administrativo que haja determinado o reconhecimento do ingresso do recurso.

1.9.3.1.06.0.1. - Bens, Direitos e Valores Objeto de Renúncia Voluntária em Acordo de Não Persecução Penal - Principal

Amparo Legal:
Decreto-Lei nº 3.689, de 3 de outubro de 1941, art. 28-A, inciso II; e
Lei nº 13.964, de 24 de dezembro de 2019.

1.9.3.1.07.0.1. - Bens, Direitos e Valores Perdidos em Favor da União em Crimes de "Lavagem" ou Ocultação de Bens, Direitos e Valores - Principal

Amparo Legal:
Lei nº 9.613, de 3 de março de 1998.
Decreto nº 11.008, de 25 de março de 2022.

1.9.3.1.08.0.1. - Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Principal

Amparo Legal:
- Constituição Federal – Art. 243, parágrafo único
- Lei nº 7.560, de 19 de dezembro de 1986 – art. 2º, inc. VI
- Lei nº 11.343, de 23 de agosto de 2006 – art. 63-E
- Lei nº 8.212, de 24 de julho de 1991 - art. 27, inc. VI

1.9.3.1.09.0.1. - Recursos dos patrimônios acumulados do PIS/PASEP não reclamados por prazo superior a 20 anos. - Principal

Amparo Legal:
Art. 121 ADCT-CF/88 (inserido pela EC 126/2022); art. 107, § 6º-B ADCT-CF/88; art. 239, § 2º, CF/88

1.9.3.1.10.0.1. - Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Principal

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 32, § 1º.

1.9.3.1.10.0.5. - Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Multas

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 32, § 1º.

1.9.3.1.99.0.1. - Bens, Direitos e Valores Perdidos em Favor do Poder Público por Demais Infrações ou Crimes Previstos em Legislação Especial - Principal

Amparo Legal:
- Lei nº 9.605, de 12 de fevereiro de 1998 – art. 25, § 5º, e art. 79
- Decreto nº 6.514, de 22 de julho de 2008 – art. 138, parágrafo único
- Decreto-lei nº 227, de 28 de fevereiro de 1967 – art. 63, inc. V, § 1º
- Decreto nº 9.406, de 12 de junho de 2018 – art. 52, inc. V
- Lei nº 13.575, de 26 de dezembro de 2017 – art. 19, inc. VIII
- Decreto nº 98.830, de 15 de janeiro de 1990 – art. 13, inc. V, e parágrafo único
- Lei nº 13.756, de 12 de dezembro de 2018 – art. 3º, inc. II, alínea “c”, e inc. VI.
- Demais dispositivos da legislação especial.

1.9.9.9.01.0.1. - Aportes Periódicos para Amortização de Déficit Atuarial do RPPS - Principal

Amparo Legal:
Emenda Constitucional nº 41, de 19 de dezembro de 2003;
Lei nº 8.112, de 11 de dezembro de 1990;
Lei nº 9.717, de 27 de novembro de 1998; e
Lei nº 10.887, de 18 de junho de 2004.

1.9.9.9.03.0.1. - Compensações Financeiras entre os Regimes de Previdência - Principal

Amparo Legal:
Art. 40 e § 9º do art. 201 da Constituição Federal; Lei nº 9.796, de 5 de maio de 1999; Lei nº 10.887, de 18 de junho de 2004; Decreto nº 10.188, de 20 de dezembro de 2019.

1.9.9.9.04.0.1. - Contribuição ao Montepio Civil - Principal

Amparo Legal:
Decreto-Lei nº 9.595, de 16 de agosto de 1946;
Lei nº 3.058, de 22 de dezembro de 1956;
Lei nº 4.477, de 12 de novembro de 1964;
Lei nº 4.493, de 24 de novembro de 1964;
Art. 53 da Lei nº 5.010, de 30 de maio de 1966; e
Lei nº 6.554, de 21 de agosto de 1978.

1.9.9.9.05.0.1. - Barreiras Técnicas ao Comércio Exterior - Principal

Amparo Legal:
Lei nº 9.019, de 30 de março de 1995, e suas alterações;
Medida Provisória nº 2.158, de 24 de agosto de 2001;
Lei nº 10.833, de 29 de dezembro de 2003; e
Decreto nº 1.488, de 11 de maio de 1995 (Art. 8º, Inciso II), com as alterações do Decreto nº 1.936, de 20 de junho de 1996.

1.9.9.9.06.0.1. - Contrapartida de Subvenções ou Subsídios - Principal

Amparo Legal:
Lei nº 11.977, de 7 de julho de 2009;
Arts. 14, 15, 17 e 18 do Decreto nº 7.499, de 16 de junho de 2011;
Anexo I, item 5, da Portaria Interministerial nº 229, de 28 de maio de 2012; ou
Legislação específica a respeito de outros programas de concessão de subvenções ou subsídios governamentais.

1.9.9.9.08.1.1. - Prêmio do Seguro Obrigatório de Danos Pessoais Causados por Veículos Automotores de Via Terrestre - DPVAT - Principal

Amparo Legal:
Resolução CNSP nº 332, de 2015; e
Resolução CNSP nº 371, de 2018.

1.9.9.9.08.2.1. - Reversão da Provisão de Sinistros Ocorridos e Não Avisados - IBNR do Seguro Obrigatório de Danos Pessoais Causados por Veículos Automotores de Vias Terrestres - DPVAT - Principal

Amparo Legal:
Medida Provisória nº 904, de 11 de novembro de 2019.

1.9.9.9.09.0.1. - Prestação de Contas Eleitorais - Principal

Amparo Legal:
Art. 16-C, § 11, e art. 24, § 4º, da Lei nº 9.504, de 30 de setembro de 2007; e
Art. 39 da Lei nº 9.096, de 19 de setembro de 1995.

1.9.9.9.10.0.1. - Reserva Global de Reversão - Principal

Amparo Legal:
Art. 4º , § 6º, da Lei nº 5.655, de 20 de maio de 1971;
Art. 9º da Lei nº 8.631, de 4 de março de 1993; e
Decreto nº 774, de 18 de março de 1993.

1.9.9.9.11.0.1. - Variação Cambial - Principal

Amparo Legal:
;

1.9.9.9.12.1.1. - Encargos Legais pela Inscrição em Dívida Ativa - Principal

Amparo Legal:
Decreto-Lei nº 1.025, de 21 de outubro de 1969, art. 1º;
Lei nº 7.711, de 22 de dezembro de 1988, art. 3º, parágrafo único.

1.9.9.9.12.2.1. - Ônus de Sucumbência - Principal

Amparo Legal:
Arts. 82 a 97 do Código de Processo Civil, Lei nº 13.105, de 16 de março de 2015.

1.9.9.9.13.1.1. - Recursos Recebidos de Fundos de Desenvolvimento Regional - Principal

Amparo Legal:
Lei Complementar nº 124, de 2007, art. 6º, inciso II;
Lei Complementar nº 125, de 2007, art. 6º, inciso II; e
Lei Complementar nº 129, de 2009, art. 7º, inciso II.

1.9.9.9.15.0.1. - Transação Resolutiva de Litígios de Receitas Não Administradas pela RFB - Principal

Amparo Legal:
Lei nº 13.988, de 14 de abril de 2020.

1.9.9.9.16.1.1. - Termo de Ajustamento de Conduta - TAC - Principal

Amparo Legal:
Lei nº 7.347, de 24 de julho de 1985 (art. 6º, §5º);
Lei nº 9.469/1997 (art. 1º c/c art. 4º-A)
Lei nº 8.069, de 13 de julho de 1990 (art. 211);
Lei nº 9.008, de 21 de março de 1995;

1.9.9.9.17.0.1. - Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM - Principal

Amparo Legal:
Arts. 60, 81 e 82 da Lei nº 8.171, de 17 de janeiro de 1991.

1.9.9.9.18.0.1. - Demais Créditos Decorrentes da Revisão de Contratos de Concessão - Principal

Amparo Legal:
Lei nº 13.448, de 5 de junho de 2017, art. 30.

1.9.9.9.19.0.1. - Receitas de Subvenções - Principal

Amparo Legal:
Lei nº 8.427, de 27 de maio de 1992.

1.9.9.9.20.0.1. - Retribuição pela Tributação, Fiscalização, Arrecadação, Cobrança e Recolhimento das Contribuições Sociais de Terceiros - Principal

Amparo Legal:
Lei nº 8.212, de 24 de julho de 1991 e art. 3º da Lei nº 11.457, de 16 de março de 2007.

1.9.9.9.21.0.1. - Resultado Positivo nas Operações de Comercialização de Energia no Âmbito da CCEE - principal

Amparo Legal:
Lei nº 9.074, de 7 de julho de 1995 – art. 4º, § 13; Lei nº 10.848, de 15 de março de 2004 – art. 4º; Decreto nº 5.177, de 12 de agosto de 2004; e Resolução Normativa nº 824, de 10 de julho de 2018 – ANEEL – art. 7º.

1.9.9.9.22.0.1. - Valores não tributários auferidos pela União junto a operadoras ferroviárias - Principal

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66.

1.9.9.9.22.0.5. - Valores não tributários auferidos pela União junto a operadoras ferroviárias - Multas

Amparo Legal:
Lei nº 12.473, de 23 de dezembro de 2021, art. 66.

1.9.9.9.23.1.1. - Receitas Oriundas de Acordos ou Decisões, Judiciais ou Extrajudiciais - Trabalhistas - Principal

Amparo Legal:
Segue a legislação mencionada nas homologações de acordos ou nas decisões judiciais.

PLDO - 2026, Art. 9º, inciso IV

1.9.9.9.23.9.1. - Receitas Oriundas de Acordos ou Decisões, Judiciais ou Extrajudiciais - Demais - Principal

Amparo Legal:

Segue a legislação mencionada nas homologações de acordos ou nas decisões judiciais.

1.9.9.9.99.1.1. - Outras Receitas Arrecadadas e Projetadas pela RFB - Principal

Amparo Legal:

Legislação específica de cada receita.

1.9.9.9.99.2.1. - Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal

Amparo Legal:

Art. 11, §§ 1º e 4º, da Lei nº 4.320, de 17 de março de 1964;
Parágrafo único do art. 8º da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF.

1.9.9.9.99.3.1. - Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Financeiras - Principal

Amparo Legal:

Art. 11, §§ 1º e 4º, da Lei nº 4.320, de 17 de março de 1964;
Parágrafo único do art. 8º da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF.

2.1.1.1.01.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000; Lei nº 10.179, de 6 de fevereiro de 2001; e Decreto nº 9.292, de 23 de fevereiro de 2018.

2.1.1.1.02.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Interno - Principal

Amparo Legal:

Lei Complementar no 101, de 4 de maio de 2000 (LRF);Lei no 10.179, de 6 de fevereiro de 2001; e Decreto no 3.859, de 4 de julho de 2001.

2.1.1.1.03.0.1. - Títulos da Dívida Agrária - TDA - Principal

Amparo Legal:

Constituição Federal, Art. 184; Lei nº 4.504, de 30 de novembro de 1964, e suas alterações; e Decreto nº 578, de 24 de junho de 1992.

2.1.1.2.01.0.1. - Operações de Crédito Contratuais - Mercado Interno - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000.

2.1.1.3.01.0.1. - Empréstimos Compulsórios - Principal

Amparo Legal:

Art. 148 da Constituição Federal

2.1.1.9.99.0.1. - Outras Operações de Crédito - Mercado Interno - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000

2.1.2.1.01.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Mercado Externo, exceto Refinanciamento da Dívida Pública - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000; e Resolução nº 74, de 2000, do Senado Federal.

2.1.2.1.02.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Externo - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000; e Resolução nº 74, de 2000, do Senado Federal.

2.1.2.2.01.0.1. - Operações de Crédito Contratuais - Mercado Externo - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000; e Resolução nº 74, de 2000, do Senado Federal.

2.1.2.9.99.0.1. - Outras Operações de Crédito - Mercado Externo - Principal

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000; e Resolução nº 74, de 2000, do Senado Federal.

2.2.1.1.01.0.1. - Alienação de Títulos, Valores Mobiliários e Aplicações Congêneres Temporários - Principal

Amparo Legal:

Lei nº 9.069, de 29 de junho de 1995, art. 32, § 2º. Decreto nº 9.373, de 11 de maio de 2018.

2.2.1.1.02.0.1. - Alienação de Títulos, Valores Mobiliários e Aplicações Congêneres Permanentes - Principal

Amparo Legal:

Lei nº 9.069, de 29 de junho de 1995, art. 32, § 2º. Decreto nº 9.373, de 11 de maio de 2018.

2.2.1.2.01.0.1. - Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM - Principal

Amparo Legal:

Arts. 60, 81 e 82 da Lei nº 8.171, de 17 de janeiro de 1991.

2.2.1.2.02.0.1. - Alienação de Estoques Comerciais Destinados a Programas Sociais - Principal

Amparo Legal:

Decreto nº 4.514, de 13 de dezembro de 2002.

2.2.1.2.03.0.1. - Alienação de Estoques do Programa de Aquisição de Alimentos - PAA - Principal

Amparo Legal:

Art. 19 da Lei nº 10.696, de 2 de julho de 2003.

2.2.1.2.04.0.1. - Alienação de Estoques de Café - FUNCAFÉ - Principal

Amparo Legal:

Lei Agrícola nº 8.171, de 17 de janeiro de 1991; e
Portaria Interministerial MF/MAPA nº 38, de 9 de março de 2004.

2.2.1.3.01.0.1. - Alienação de Bens Móveis e Semoventes - Principal

Amparo Legal:

Art. 17, inciso II da Lei nº 8.666, de 21 de junho de 1993;
Decreto nº 9.373, de 11 de maio de 2018; e
Art. 44 da Lei Complementar nº 101, de 4 de maio de 2000.

2.2.2.1.01.0.1. - Alienação de Bens Imóveis em Geral - Principal

Amparo Legal:

Lei de Responsabilidade Fiscal, art. 44;
Lei nº 13.240/2015, art. 1º, §§1º e 2º; art. 8º; art. 18, parágrafo único; art. 20, § 1º;
Lei nº 8.025/1990, arts. 1º e 12; e
Lei nº 9.636/1998, art. 24, 29 e 45.

2.2.2.1.02.0.1. - Alienação de Bens Imóveis - Programa de Administração Patrimonial Imobiliária da União - Principal

Amparo Legal:

Lei de Responsabilidade Fiscal, art. 44, combinado com a Lei nº 13.240/2015, art. 18, caput.

2.2.3.1.01.0.1. - Alienação de Bens Intangíveis - Principal

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 2º e 4º.

2.2.3.1.02.1.1. - Alienação do Direito à Apropriação do Excedente em Óleo da União nos Contratos de Partilha de Produção - CPP - Principal

Amparo Legal:

Lei º 12.351/2010, arts. 45 e 46-D.

2.2.3.1.02.2.1. - Alienação de Direitos e Obrigações decorrentes da Celebração de Acordos de Individualização da Produção - AIP - Principal

Amparo Legal:

Lei º 12.351/2010, arts. 36, 45 e 46-A.

2.3.1.1.01.0.1. - Amortização de Empréstimos - BEA/BIB - Principal

Amparo Legal:

Resolução do Senado Federal nº 20, de 1991, e Portarias MF nºs 211, de 1995 e 167, de 1997 - BEA; Resolução do Senado Federal nº 96, de 1993, e Portarias MF nºs 208, de 1995 e 166, de 1997 - BIB.

2.3.1.1.02.0.1. - Amortização Proveniente da Execução de Garantia - Operações de Crédito - Principal

Amparo Legal:

Decreto-Lei nº 1.928, de 18 de fevereiro de 1982; Decreto-Lei nº 2.169, de 29 de outubro de 1984; Lei Complementar nº 101, de 5 maio de 2000; e Contratos específicos.

2.3.1.1.03.0.1. - Amortização de Empréstimos - Estados e Municípios - Principal

Amparo Legal:

Lei nº 7.976, de 27 de dezembro de 1989; Lei nº 8.727, de 5 de novembro de 1993; e Lei nº 9.496, de 11 de setembro de 1997.

2.3.1.1.04.0.1. - Amortização de Empréstimos - Refinanciamento de Dívidas de Médio e Longo Prazo - Principal

Amparo Legal:

Resolução do Senado Federal nº 98, de 1992, alterada pelas Resoluções nºs 90 e 132, ambas de 1993.

2.3.1.1.05.0.1. - Amortização de Empréstimos - Programa das Operações Oficiais de Crédito - Principal

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964.

2.3.1.1.06.0.1. - Amortização de Empréstimos Contratuais - Principal

Amparo Legal:

Lei nº 7.976, de 27 de dezembro de 1989; Lei nº 8.727, de 5 de novembro de 1993; e Lei nº 9.496, de 11 de setembro de 1997.

2.3.1.1.07.1.1. - Amortização de Financiamentos em Geral - Principal

Amparo Legal:

Lei nº 7.976, de 27 de dezembro de 1989; Lei nº 8.727, de 5 de novembro de 1993; e Lei nº 9.496, de 11 de setembro de 1997.

2.3.1.1.07.2.1. - Amortização de Financiamento do Fundo de Financiamento ao Estudante do Ensino Superior - FIES - Principal

Amparo Legal:

Lei nº 10.260, de 12 julho de 2001.

2.3.1.1.07.3.1. - Amortização de Financiamento Proveniente de Fundo Garantidor - Principal

Amparo Legal:

Lei nº 10.260, de 12 julho de 2001;
Lei nº 12.087, de 11 de novembro de 2009;
Lei nº 12.385, de 3 de março de 2011;
Lei nº 12.712, de 30 de agosto de 2012;
Lei nº 12.873, de 24 de outubro de 2013;
Lei nº 13.530, de 7 de dezembro de 2017;
Estatuto do Fundo de Garantia de Operações de Crédito Educativo - FGEDUC; e
Estatuto 1-2018 - Estatuto do Fundo Garantidor do Fundo de Financiamento Estudantil - FG-FIES.

2.4.1.4.99.0.1. - Outras Transferências de Convênios da União e de Suas Entidades - Principal

Amparo Legal:

PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

2.4.1.9.99.0.1. - Outras Transferências de Recursos da União e de suas Entidades - Principal

Amparo Legal:

Não se aplica

2.4.2.2.01.0.1. - Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal

Amparo Legal:

Decreto-Lei nº 200, de 25 de fevereiro de 1967, art. 191;
Lei nº 8.666, de 21 de junho de 1993, art. 116;
Decreto nº 6.170, de 25 de julho de 2007, art. 1º, § 3º;
Decreto nº 4.564, de 1º de janeiro de 2003, arts. 5º e 6º.

2.4.2.2.99.0.1. - Outras Transferências de Convênios dos Estados e DF e de Suas Entidades - Principal

Amparo Legal:

PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV,

alínea "c".

2.4.2.9.99.0.1. - Outras Transferências de Recursos dos Estados - Principal

Amparo Legal:

Não se aplica

2.4.3.2.01.0.1. - Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal

Amparo Legal:

Decreto-Lei nº 200, de 25 de fevereiro de 1967, art. 191;
Lei nº 8.666, de 21 de junho de 1993, art. 116;
Decreto nº 6.170, de 25 de julho de 2007, art. 1º, § 3º;
Decreto nº 4.564, de 1º de janeiro de 2003, arts. 5º e 6º.

2.4.3.2.99.0.1. - Outras Transferências de Convênios dos Municípios e de Suas Entidades - Principal

Amparo Legal:

PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

2.4.3.9.99.0.1. - Outras Transferências dos Municípios - Principal

Amparo Legal:

Não se aplica

2.4.4.1.01.0.1. - Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal

Amparo Legal:

Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

2.4.4.1.99.0.1. - Outras Transferências de Instituições Privadas - Principal

Amparo Legal:

PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

2.4.5.1.01.0.1. - Transferências de Outras Instituições Públicas - Principal

Amparo Legal:

Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

2.4.6.1.01.0.1. - Transferências do Exterior para Órgãos e Entidades da União - Principal

Amparo Legal:

Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

2.4.6.1.99.0.1. - Outras Transferências do Exterior - Principal

Amparo Legal:

PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

2.4.9.1.01.0.1. - Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal

Amparo Legal:

Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

2.4.9.1.99.0.1. - Outras Transferências de Pessoas Físicas - Principal

Amparo Legal:

PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

2.4.9.2.01.0.1. - Transferências Provenientes de Depósitos Não Identificados - Principal

Amparo Legal:

Art. 10 do Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Art. 116 da Lei nº 8.666, de 21 de junho de 1993;
Art. 25 da Lei Complementar nº 101, de 4 de maio de 2000;
Decreto nº 6.170, de 25 de julho de 2007;
Decreto nº 4.564, de 1º de janeiro de 2003.

2.4.9.9.99.0.1. - Outras Transferências de Capital - Principal

Amparo Legal:

Não se aplica

2.9.1.1.01.0.1. - Integralização de Capital Social - Principal

Amparo Legal:

Lei nº 6.404, de 15 de dezembro de 1976.

2.9.2.1.01.0.1. - Resultado do Banco Central – Operações com Reservas e Derivativos Cambiais - Principal

Amparo Legal:

Lei nº 11.803, de 5 de novembro de 2008;
Lei nº 13.820, de 3 de maio de 2019.

2.9.2.1.02.0.1. - Resultado do Banco Central - Demais Operações - Principal

Amparo Legal:

Lei nº 11.803, de 5 de novembro de 2008;
Lei nº 13.820, de 3 de maio de 2019.

2.9.3.1.01.0.1. - Remuneração das Disponibilidades do Tesouro - Principal

Amparo Legal:

Constituição Federal de 1988, art. 164, § 3º; Medida Provisória nº 2.170-36, de 23 de agosto de 2001, art. 1º; Medida Provisória nº 2.179, de 24 de agosto de 2001; Instrução Normativa STN nº 4, de 31 de julho de 1998; Lei nº 9.027, de 12 de abril de 1995; Lei nº 7.862, de 30 de outubro de 1989, arts. 5º e 7º.

2.9.4.1.01.0.1. - Resgate de Títulos do Tesouro - Principal

Amparo Legal:

Lei nº 9.491, de 9 de setembro de 1997;
Lei nº 10.179, de 6 de fevereiro de 2001;
Decreto nº 1.019, de 23 de dezembro de 1993;
Decreto nº 1.068, de 2 de março de 1994; e
Decreto nº 9.292, de 23 de fevereiro de 2018.

2.9.9.9.99.0.1. - Outras Receitas de Capital - Principal

Amparo Legal:

Lei nº 6.404, de 15 de dezembro de 1976.

7.1.1.1.01.0.1. - Imposto sobre a Importação - Principal - Operações Intraorçamentárias

Amparo Legal:

Constituição Federal, arts. 150, §1º, e 153, I e § 1º;
Lei nº 5.172, de 25 de outubro de 1966 (CTN), arts. 19 a 22;
Decreto-Lei nº 37, de 18 de novembro de 1966.

7.1.1.1.02.0.1. - Imposto sobre a Exportação - Principal - Operações Intraorçamentárias

7.1.1.2.01.1.1. - Imposto sobre a Propriedade Territorial Rural - Municípios Conveniados - Principal - Operações Intraorçamentárias

7.1.1.2.01.2.1. - Imposto sobre a Propriedade Territorial Rural - Municípios Não-Conveniados - Principal - Operações Intraorçamentárias

7.1.1.3.01.0.1. - Imposto sobre a Renda de Pessoa Física - IRPF - Principal - Operações Intraorçamentárias

7.1.1.3.02.0.1. - Imposto sobre a Renda de Pessoa Jurídica - IRPJ - Líquida de Incentivos - Principal - Operações Intraorçamentárias

7.1.1.3.03.1.1. - Imposto sobre a Renda - Retido na Fonte - Trabalho - Principal - Operações Intraorçamentárias

7.1.1.3.03.2.1. - Imposto sobre a Renda - Retido na Fonte - Capital - Principal - Operações Intraorçamentárias

7.1.1.3.03.3.1. - IR - Retido na Fonte - Remessa ao Exterior - Principal - Operações Intraorçamentárias

Amparo Legal:

Decreto no 3.000, de 26 de março de 1999;
Decreto no 5.533, 06 de setembro de 2005.

7.1.1.3.03.4.1. - IR - Retido na Fonte - Outros Rendimentos - Principal - Operações Intraorçamentárias

Amparo Legal:

Decreto no 3.000, de 26 de março de 1999.

7.1.1.4.01.1.1. - Imposto sobre Produtos Industrializados - IPI - Fumo - Principal - Operações Intraorçamentárias

7.1.1.4.01.2.1. - Imposto sobre Produtos Industrializados - IPI - Bebidas - Principal - Operações Intraorçamentárias

Amparo Legal:

Constituição Federal, art. 153, IV e § 3o;
Lei no 5.172, de 25 de outubro de 1966 (CTN), art. 46 a 51;
Lei no 8.248, de 23 de outubro de 1991;
Lei no 10.176, de 11 de janeiro de 2001;
Lei no 11.077, de 30 de dezembro de 2004;
Emenda Constitucional no 42, de 19 de dezembro de 2003; e
Decreto no 4.542, de 26 de dezembro de 2002;
Decreto no 5.618, de 13 de dezembro de 2005;
Decreto no 5.697, de 07 de fevereiro de 2006;
Decreto no 5.906, de 26 de setembro de 2006;
Lei Complementar no 123, de 14 de dezembro de 2006;
Decreto no 6.006, de 28 de dezembro de 2006;
Decreto no 6.072, de 03 de abril de 2007; e
Emenda Constitucional no 55, de 20 de setembro de 2007.

7.1.1.4.01.3.1. - Imposto sobre Produtos Industrializados - IPI - Automóveis - Principal - Operações Intraorçamentárias

7.1.1.4.01.4.1. - Imposto sobre Produtos Industrializados - IPI - Vinculados à Importação - Principal - Operações Intraorçamentárias

Amparo Legal:

Constituição Federal, art. 153, IV e § 3o;
Lei no 5.172, de 25 de outubro de 1966 (CTN), art. 46 a 51;
Lei no 8.248, de 23 de outubro de 1991;
Lei no 10.176, de 11 de janeiro de 2001;
Lei no 11.077, de 30 de dezembro de 2004;
Emenda Constitucional no 42, de 19 de dezembro de 2003; e
Decreto no 4.542, de 26 de dezembro de 2002;
Decreto no 5.618, de 13 de dezembro de 2005;
Decreto no 5.697, de 07 de fevereiro de 2006;
Decreto no 5.906, de 26 de setembro de 2006;
Lei Complementar no 123, de 14 de dezembro de 2006;
Decreto no 6.006, de 28 de dezembro de 2006;
Decreto no 6.072, de 03 de abril de 2007; e
Emenda Constitucional no 55, de 20 de setembro de 2007.

7.1.1.4.01.5.1. - Imposto sobre Produtos Industrializados - IPI - Outros Produtos - Principal - Operações Intraorçamentárias

Amparo Legal:

Constituição Federal, art. 153, IV e § 3o;
Lei no 5.172, de 25 de outubro de 1966 (CTN), art. 46 a 51;
Lei no 8.248, de 23 de outubro de 1991;
Lei no 10.176, de 11 de janeiro de 2001;
Lei no 11.077, de 30 de dezembro de 2004;
Emenda Constitucional no 42, de 19 de dezembro de 2003; e
Decreto no 4.542, de 26 de dezembro de 2002;

Decreto no 5.618, de 13 de dezembro de 2005;
Decreto no 5.697, de 07 de fevereiro de 2006;
Decreto no 5.906, de 26 de setembro de 2006;
Lei Complementar no 123, de 14 de dezembro de 2006;
Decreto no 6.006, de 28 de dezembro de 2006;
Decreto no 6.072, de 03 de abril de 2007; e
Emenda Constitucional no 55, de 20 de setembro de 2007.

7.1.1.5.01.0.1. - Imposto sobre Operações Financeiras incidente sobre o Ouro – IOF-Ouro - Principal - Operações Intraorçamentárias

7.1.1.5.02.0.1. - Imposto sobre Operações Financeiras - IOF - Demais Operações - Principal - Operações Intraorçamentárias

7.1.1.9.99.0.1. - Outros Impostos - Principal - Operações Intraorçamentárias

7.1.2.1.01.0.1. - Taxas de Inspeção, Controle e Fiscalização - Principal - Operações Intraorçamentárias

Amparo Legal:
Qualquer lei específica que estabeleça o pagamento da taxa, como: Lei Complementar nº 89, de 1997; Lei nº 6.815, de 1980; Lei nº 7.940, de 1989, art. 1º; Lei nº 9.017, de 1995, art. 17; Lei nº 9.427, de 1996, arts. 12 e 13; Lei nº 9.716, de 1998, art. 3º; Lei nº 9.765, de 1998, art. 1º; Lei nº 9.782, de 1999, art. 23 a 26; Lei nº 9.933, de 1999, arts. 11 e 11-A; Lei nº 9.960, de 2000, art. 1º; Lei nº 9.961, de 2000, art. 18 a 23; Lei nº 10.826, de 2003, art. 11; Lei nº 10.834, de 2003, art. 1º; Lei nº 10.870, de 2004; Lei nº 10.893 de 2004, art. 37; Lei nº 12.154, de 2009; Lei nº 12.249, de 2010, art. 48; Lei nº 12.995, de 2014, arts. 13, 26, parágrafo único, e 27; Medida Provisória nº 2.158-35, de 2001, art. 50.

7.1.2.1.02.1.1. - Taxa de Fiscalização de Instalação - TFI - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

7.1.2.1.02.2.1. - Taxa de Fiscalização de Funcionamento - TFF - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

7.1.2.1.02.3.1. - Taxa de Fiscalização de Instalação - TFI - Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Inciso I do art. 1º e art. 2º da Lei nº 9.994, de 24 de julho de 2000; e alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

7.1.2.1.02.4.1. - Taxa de Fiscalização de Funcionamento - TFF - Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Inciso I do art. 1º e art. 2º da Lei nº 9.994, de 24 de julho de 2000; e alínea "f" do art. 2º e art. 6º da Lei nº 5.070, de 7 de julho de 1966.

7.1.2.1.03.0.1. - Taxa de Controle e Fiscalização de Produtos Químicos - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.357, de 27 de dezembro de 2001, arts. 16 a 21.

7.1.2.1.04.0.1. - Taxa de Controle e Fiscalização Ambiental - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.938, de 31 de agosto de 1981, arts. 17-B e 17-G;
Lei nº 10.165, de 27 de dezembro de 2000; e
Lei nº 11.284, de 2 de março de 2006.

7.1.2.1.05.0.1. - Taxa de Controle e Fiscalização da Pesca e Aquicultura - Principal - Operações Intraorçamentárias

Amparo Legal:
Decreto-Lei nº 221, de 28 de fevereiro de 1967, art. 6º; e
MPV nº 1.154, de 1º de janeiro de 2023 - art. 39.

7.1.2.1.06.0.1. - Taxa de Utilização do Sistema Integrado de Comércio Exterior – SISCOMEX - Principal - Operações Intraorçamentárias

7.1.2.1.07.0.1. - Taxa de Utilização do Mercante - TUM - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.893, de 13 de julho de 2004, art. 37.

7.1.2.1.08.0.1. - Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 32, caput e § 5º.

7.1.2.1.08.0.5. - Taxa de Fiscalização Devida pela Exploração Comercial de Loteria de Apostas de Quota Fixa - Multas - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 32, caput e § 5º.

7.1.2.1.09.0.1. - Taxa de Autorização para a Distribuição Gratuita de Prêmios - Principal - Operações Intraorçamentárias

Amparo Legal:
Medida Provisória nº 2.158-35, de 24 de agosto de 2001, art. 50.

7.1.2.1.09.0.5. - Taxa de Autorização para a Distribuição Gratuita de Prêmios - Multas - Operações Intraorçamentárias

Amparo Legal:
Medida Provisória nº 2.158-35, de 24 de agosto de 2001, art. 50.

7.1.2.2.01.0.1. - Taxas pela Prestação de Serviços em Geral - Principal - Operações Intraorçamentárias

7.1.2.2.02.0.1. - Emolumentos e Custas Judiciais - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 98, § 2º; e
Lei nº 9.289, de 4 de julho de 1996.

7.1.3.1.99.0.1. - Outras Contribuições de Melhoria - Principal - Operações Intraorçamentárias

7.2.1.1.01.0.1. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

7.2.1.1.01.0.5. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal - Operações Intraorçamentárias

7.2.1.1.02.0.1. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

7.2.1.1.02.0.5. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal - Operações Intraorçamentárias

7.2.1.1.49.0.1. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.1.49.0.5. - Contribuição para Financiamento da Seguridade Social - COFINS sobre o Faturamento - Parcelamentos - Multas do Principal - Operações Intraorçamentárias

7.2.1.2.01.0.1. - Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 239 da Constituição Federal de 1988; Lei Complementar nº 7, de 7 de setembro de 1970; Lei Complementar nº 8, de 3 de dezembro de 1970; Lei nº 7.998, de 11 de janeiro de 1990, art. 11, I; Lei nº 9.715, de 25 de novembro de 1998; Lei nº 10.637, de 30 de dezembro de 2002; Lei nº 10.865, de 30 de abril de 2004; Lei nº 10.925, de 23 de julho de 2004; Lei nº 11.196, de 21 de novembro de 2005.

7.2.1.2.01.0.5. - Contribuição para o PIS/PASEP - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal - Operações Intraorçamentárias

7.2.1.2.02.0.1. - Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

7.2.1.2.02.0.5. - Contribuição para o PIS/PASEP - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal - Operações Intraorçamentárias

7.2.1.2.49.0.1. - Contribuição para o PIS/PASEP - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.2.49.0.5. - Contribuição para o PIS/PASEP - Parcelamentos - Multas do Principal - Operações Intraorçamentárias

7.2.1.3.01.0.1. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

Amparo Legal:
Alínea "c" do inciso I do art. 195 da Constituição Federal de 1988; art. 1º da Lei nº 7.689, de 15 de dezembro de 1988.

7.2.1.3.01.0.5. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.3.02.0.1. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

Amparo Legal:
Alínea "c" do inciso I do art. 195 da Constituição Federal de 1988; art. 1º da Lei nº 7.689, de 15 de dezembro de 1988; inciso III, do art. 13 da Lei Complementar nº 123, de 14 de dezembro de 2006.

7.2.1.3.02.0.5. - Contribuição Social sobre o Lucro Líquido - CSLL - Contribuintes Optantes pelo SIMPLES NACIONAL - Multas do Principal - Operações Intraorçamentárias

7.2.1.3.49.0.1. - Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Principal - Operações Intraorçamentárias

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

7.2.1.3.49.0.5. - Contribuição Social sobre o Lucro Líquido - CSLL - Parcelamentos - Multas do Principal - Operações Intraorçamentárias

7.2.1.4.01.1.1. - Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Não Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

7.2.1.4.01.2.1. - Contribuição Previdenciária do Empregador ou Equiparado - Contribuintes Optantes pelo SIMPLES NACIONAL - Principal - Operações Intraorçamentárias

7.2.1.4.02.0.1. - Contribuição Previdenciária do Segurado - Principal - Operações Intraorçamentárias

7.2.1.4.49.0.1. - Contribuições para o Regime Geral de Previdência Social - RGPS - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.5.01.1.1. - Contribuição do Servidor Civil Ativo - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 4º.

7.2.1.5.01.1.5. - Contribuição do Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.01.2.1. - Contribuição do Servidor Civil Inativo - Principal - Operações Intraorçamentárias

PLDO - 2026, Art. 9º, inciso IV

Amparo Legal:
CF/88, art. 40;
Lei nº. 10.887, de 18 de junho de 2004, art. 5º.

7.2.1.5.01.2.5. - Contribuição do Servidor Civil Inativo - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.01.3.1. - Contribuição do Servidor Civil - Pensionistas - Principal - Operações Intraorçamentárias

Amparo Legal:
CF/88, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

7.2.1.5.01.3.5. - Contribuição do Servidor Civil - Pensionistas - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.01.4.1. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

7.2.1.5.01.4.5. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.01.5.1. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

7.2.1.5.01.5.5. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil Inativo - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.01.6.1. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

7.2.1.5.01.6.5. - Contribuição Oriunda de Sentenças Judiciais - Servidor Civil - Pensionistas - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.02.1.1. - Contribuição Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 40;
Lei nº 10.887, de 18 de junho de 2004, art. 8º; e
Lei nº 9.717, de 27 de novembro de 1998, art. 2º.

7.2.1.5.02.1.5. - Contribuição Patronal - Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.02.2.1. - Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 40; e
Lei nº 10.887, de 18 de junho de 2004, art. 16-A.

7.2.1.5.02.2.5. - Contribuição Patronal Oriunda de Sentenças Judiciais - Patronal - Servidor Civil Ativo - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.03.0.1. - Contribuição do Servidor - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.5.03.0.5. - Contribuição do Servidor - Parcelamentos - Multas do Principal - Operações Intraorçamentárias

Amparo Legal:
Vide código de receita principal.

7.2.1.5.04.1.1. - Contribuição para o Custeio das Pensões Militares das Forças Armadas - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 3.765, de 4 de maio de 1960;
Medida Provisória nº 2.215, de 31 de agosto de 2001;
Lei nº 10.486, de 4 de julho de 2002; e
Decreto nº 4.307, de 18 de julho de 2002.

7.2.1.5.04.2.1. - Contribuição para o Custeio das Pensões Militares e da Inatividade da Polícia Militar do Distrito Federal - Principal - Operações Intraorçamentárias

7.2.1.5.04.3.1. - Contribuição para o Custeio das Pensões Militares e da Inatividade do Corpo de Bombeiros Militar do Distrito Federal - Principal - Operações Intraorçamentárias

7.2.1.6.01.1.1. - Contribuição para Fundos de Assistência Médica - Policiais Militares - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 33 da Lei nº 10.486, de 4 de julho de 2002.

7.2.1.6.01.2.1. - Contribuição para Fundos de Assistência Médica - Policiais Militares - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.6.02.1.1. - Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 33 da Lei nº 10.486, de 04 de julho de 2002.

7.2.1.6.02.2.1. - Contribuição para Fundos de Assistência Médica - Bombeiros Militares - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.6.05.1.1. - Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Principal - Operações Intraorçamentárias

7.2.1.6.05.2.1. - Contribuição para Fundos de Assistência Médico-Hospitalar e Social – Forças Armadas - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.7.01.1.1. - Contribuição sobre a Loteria Federal - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 195, caput, inciso III;
Lei nº 13.756, de 12 de dezembro de 2018, art. 15, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967; e
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

7.2.1.7.02.1.1. - Contribuição sobre Loterias Esportivas - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 195, caput, inciso III;
Lei nº 13.756, de 12 de dezembro de 2018, art. 18, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967;
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26; e
Decreto-Lei nº 594, de 27 de maio de 1969.

7.2.1.7.04.1.1. - Contribuição sobre Loterias de Prognósticos Numéricos - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 195, caput, inciso III;
Lei nº 13.756, de 12 de dezembro de 2018, art. 16, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967; e
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

7.2.1.7.05.1.1. - Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Futebol - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 195, caput, inciso III; Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, inc I; e Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

7.2.1.7.06.1.1. - Contribuição sobre Loteria de Prognóstico Específico - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 195, caput, inciso III;
Lei nº 11.345, de 14 de setembro de 2006, art. 2º;
Decreto nº 6.187, de 14 de agosto de 2007, arts. 1º e 3º;
Lei nº 13.756, de 12 de dezembro de 2018, art. 17, inciso I;
Decreto-Lei nº 204, de 27 de fevereiro de 1967; e
Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

7.2.1.7.07.1.1. - Contribuição sobre Loteria de Apostas de Quota Fixa - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei n° 13.756, de 12 de dezembro de 2018, arts. 29 a 35.

7.2.1.7.07.2.1. - Contribuição sobre Loteria de AQF - Parcelamentos - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei n° 13.756, de 12 de dezembro de 2018, arts. 29 a 35.

7.2.1.7.08.1.1. - Contribuição sobre a Loteria Instantânea Exclusiva – Lotex – Temas Complementares - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 195, caput, inciso III; Lei nº 13.262, de 22 de março de 2016 – art. 2º; Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, inc. I; e Lei nº 8.212, de 24 de julho de 1991, art. 11, parágrafo único, alínea "e", e art. 26.

7.2.1.8.01.0.1. - Contribuição Social sobre Bens e Serviços - CBS - Principal - Operações Intraorçamentárias

Amparo Legal:
CF/88, arts. 195, inciso V, e 239, caput, e § 1º; LC nº 214/2025, art. 1º, inciso II; Lei nº 7.998/1990, art. 11; Lei nº 8.019/1990, arts. 1º e 2º.

7.2.1.9.01.1.1. - Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 5.768, de 20 de dezembro de 1971;
Lei nº 5.864, de 12 de dezembro de 1972; e
Portaria nº 20.749, de 17 de setembro de 2020.

7.2.1.9.01.2.1. - Contribuição sobre Sorteios Realizados por Entidades Filantrópicas - Parcelamentos - Principal - Operações Intraorçamentárias

Amparo Legal:
Leis que permitem o parcelamento dos débitos em atraso ou inscritos em dívida ativa.

7.2.1.9.02.1.1. - Cota-Parte da Contribuição Sindical - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 8º, inciso IV;
Decreto-Lei nº 5.452, de 1º de maio de 1943, art. 589, inciso I, alínea "d", e inciso II, alínea "e";
Lei nº 9.322, de 5 de dezembro de 1996, art. 4º; e
Lei nº 11.648, de 31 de março de 2008.

7.2.1.9.02.2.1. - Cota-Parte da Contribuição Sindical - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.03.1.1. - Contribuição Relativa à Despedida de Empregado sem Justa Causa - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei Complementar nº 110, de 29 de junho de 2001, art. 1º (Criação da Contribuição);
Lei nº 8.036, de 11 de maio de 1990 (Dispõe sobre o Fundo de Garantia do Tempo de Serviço);
Lei nº 13.932, de 11 de dezembro de 2019, art. 12 (Extinção da Contribuição);
Lei nº 8.844, de 20 de janeiro de 1994;
Decreto nº 3.914, de 11 de setembro de 2001, art. 7º, § 2º (Recolhimento à Conta Única); e
Portaria STN nº 278 de 19 de abril de 2012, art. 2º (Recolhimento à Conta Única).

7.2.1.9.03.2.1. - Contribuição sobre a Remuneração Devida ao Trabalhador - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei Complementar nº 110, de 20 de junho de 2001, art. 2º (Criação da Contribuição);
Lei Complementar nº 110, de 20 de junho de 2001, art. 2º, § 2º (Estabelece a vigência da contribuição);

Lei nº 8.036, de 11 de maio de 1990 (Dispõe sobre o Fundo de Garantia do Tempo de Serviço);
Lei nº 8.844, de 20 de janeiro de 1994; e
Decreto nº 3.914, de 11 de setembro de 2001.
Decreto nº 3.914, de 11 de setembro de 2001, art. 7º, § 2º (Recolhimento à Conta Única); e
Portaria STN nº 278 de 19 de abril de 2012, art. 2º (Recolhimento à Conta Única).

7.2.1.9.03.3.1. - Contribuições Referentes ao Fundo de Garantia do Tempo de Serviço - FGTS - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.04.1.1. - Contribuição Social do Salário-Educação - Principal - Operações Intraorçamentárias

7.2.1.9.04.2.1. - Contribuição Social do Salário-Educação - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.05.1.1. - Contribuição para o Ensino Aeroviário - Principal - Operações Intraorçamentárias

Amparo Legal:

Decreto-Lei nº 1.305, de 8 de janeiro de 1974, arts. 1º, 2º e 3º;
Lei 11.182 de 27 de setembro de 2005, Art. 31, III; e
Decreto-Lei nº 6.246, de 5 de fevereiro de 1944, art. 1º.

7.2.1.9.05.2.1. - Contribuição para o Ensino Aeroviário - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.06.1.1. - Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Principal - Operações Intraorçamentárias

Amparo Legal:

Decreto-Lei nº 828, de 5 de setembro de 1969, art. 1º; e
Decreto nº 968, de 29 de outubro de 1996, art. 1º, e art. 2º, inciso I.

7.2.1.9.06.2.1. - Contribuição para o Desenvolvimento do Ensino Profissional Marítimo - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.07.1.1. - Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 8.167, de 16 de janeiro de 1991; e Lei nº 8.313, de 23 de dezembro de 1991, art. 5º, VII.

7.2.1.9.07.2.1. - Contribuição sobre a Arrecadação dos Fundos de Investimentos Regionais - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.10.1.1. - Contribuição sobre Movimentação ou Transmissão de Valores e de Créditos e Direitos de Natureza Financeira - Principal - Operações Intraorçamentárias

7.2.1.9.10.1.5. - Contribuição sobre Movimentação ou Transmissão de Valores e de Créditos e Direitos de Natureza Financeira - Multas - Operações Intraorçamentárias

Amparo Legal:

Esta natureza é agregadora. Verificar os códigos de natureza de receita específicos.

7.2.1.9.10.2.1. - Contribuição sobre Movimentação ou Transmissão de Valores e de Créditos e Direitos de Natureza Financeira - Parcelamentos - Principal - Operações Intraorçamentárias

7.2.1.9.99.1.1. - Demais Contribuições Sociais Não Arrecadadas e Não Projetadas pela RFB - Principal - Operações Intraorçamentárias

7.2.1.9.99.2.1. - Demais Contribuições Sociais Não Arrecadadas e Não Projetadas pela RFB - Parcelamentos - Principal - Operações Intraorçamentárias

Amparo Legal:

Legislação específica.

7.2.2.1.02.0.1. - Contribuição de Lojas Francas, Entrepostos Aduaneiros e Depósitos Alfandegários - Principal - Operações Intraorçamentárias

7.2.2.1.03.0.1. - Contribuição sobre Apostas em Competições Hípicas - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 7.291, de 19 de dezembro de 1984; e
Decreto nº 96.993, de 17 de outubro de 1988.

7.2.2.1.04.0.1. - Contribuição para o Desenvolvimento da Indústria Cinematográfica Nacional - CONDECINE - Principal - Operações Intraorçamentárias

Amparo Legal:

MP nº 2.228-1, de 06 de setembro 2001, arts. 32, 33, 35, 36, 38, 47 e 48; e
Arts. 2º a 4º, da Lei nº 11.437, de 28 de dezembro de 2006.

7.2.2.1.05.0.1. - Cota-Parte do Adicional ao Frete para a Renovação da Marinha Mercante - AFRMM - Principal - Operações Intraorçamentárias

Amparo Legal:

Decreto-Lei nº 2.404, de 23 de dezembro de 1987, art. 1º;
Lei nº 10.893, de 13 de julho de 2004, art. 3º. e art. 17, § 1º;
Lei nº 9.432, de 8 de janeiro de 1997, arts. 13 e 14; e
Decreto nº 8.257, de 29 de maio de 2014.

7.2.2.1.06.0.1. - Contribuição sobre as Receitas de Concessionárias e Permissionárias de Energia Elétrica - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 9.991, de 24 de julho de 2000;
Decreto nº 3.867, de 16 de julho de 2001;
Lei nº 10.848, de 15 de março de 2004;
Lei nº 12.111, de 9 de dezembro de 2009; e
Decreto nº 7.204, de 8 de junho de 2010.

7.2.2.1.07.0.1. - Contribuição pela Licença de Uso, Aquisição ou Transferência de Tecnologia - CIDE - Remessas ao Exterior - Principal - Operações Intraorçamentárias

7.2.2.1.08.1.1. - Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Importação - Principal - Operações Intraorçamentárias

7.2.2.1.08.2.1. - Contribuição de Intervenção no Domínio Econômico - CIDE - Combustíveis - Comercialização - Principal - Operações Intraorçamentárias

7.2.2.1.09.1.1. - Contribuição sobre a Receita Operacional Bruta Decorrente de Prestação de Serviços de Telecomunicações - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 9.998 de 17 de agosto de 2000, Art. 6º, inciso IV; e
Decreto nº 11.004, de 21 de março de 2022.

7.2.2.1.09.2.1. - Contribuição sobre a Receita Bruta das Empresas Prestadoras de Serviços de Telecomunicações - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 10.052, de 28 de novembro de 2000; art. 4º, inciso III; e
Decreto nº 3.737, de 30 de janeiro de 2001.

7.2.2.1.10.0.1. - Contribuição para o Fomento da Radiodifusão Pública - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 11.652, de 7 de abril de 2008, art. 32, §§ 7º, 8º e 10.

7.2.2.1.11.1.1. - Contribuição sobre o Faturamento das Empresas de Informática Instaladas na Amazônia - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 8.387 de 30 de dezembro de 1991, art. 2º §§ 3º e 4º, inciso II; e
Decreto nº 10.521, de 15 de outubro de 2020 - art. 5º.

7.2.2.1.11.2.1. - Contribuição sobre o Faturamento das Empresas de Informática Instaladas nas Demais Regiões - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 8.248 de 23 de outubro de 1991, art. 11, § 1º; e
Decreto nº 10.521, de 15 de outubro de 2020 - art. 5º.

7.2.2.1.12.1.1. - Contribuição Relativa às Atividades Industriais Rurais – CIDE Industrial Rural - Principal - Operações Intraorçamentárias

Amparo Legal:

- Decreto-Lei nº 1.146, de 1970, art. 1º, inciso I, item 1, e art. 2º;
- Lei nº 2.613, de 1955, art. 6º;
- Lei nº 7.231, de 1984, arts. 1º e 3º, c.c. Lei nº 14.600, de 2023, arts. 25, 70 e 71; e
- Decreto nº 10.371, de 2020, art. 1º.

7.2.2.1.12.2.1. - Contribuição Relativa às Atividades Rurais em Imóveis Sujeitos ao ITR – CIDE Atividade Rural - Principal - Operações Intraorçamentárias

Amparo Legal:

- Decreto-Lei nº 1.146, de 1970, art. 1º, inciso I, item 1, art. 2º e art. 5º;
- Lei nº 2.613, de 1955, arts. 6º e 7º;
- Decreto-Lei nº 1.989, de 1982, art. 1º;
- Lei nº 7.231, de 1984, arts. 1º e 3º; e
- Decreto nº 10.371, de 2020, art. 1º.

7.2.2.1.13.0.1. - Adicional à Contribuição Previdenciária sobre a Folha – CIDE Reforma Agrária - Principal - Operações Intraorçamentárias

Amparo Legal:

- Decreto-Lei nº 1.146, de 1970, art. 1º, inciso I, item 2, e art. 3º;
- Lei nº 2.613, de 1955, art. 6º, § 4º;
- Lei Complementar nº 11, de 1971, art. 15, inciso II;
- Lei nº 7.787, de 1989, art. 3º, § 1º;
- Lei nº 8.213, de 1991, art. 138;
- Lei nº 7.231, de 1984, arts. 1º e 3º; e
- Decreto nº 10.371, de 2020, art. 1º.

7.2.2.1.99.1.1. - Outras Contribuições Econômicas – Não Arrecadadas e Não Projetadas pela RFB - Principal - Operações Intraorçamentárias

7.2.3.1.00.0.1. - Contribuições para Entidades Privadas de Serviço Social e de Formação Profissional - Principal - Operações Intraorçamentárias

7.3.1.1.01.1.1. - Aluguéis e Arrendamentos - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964, art. 11, § 4º;
Decreto-Lei nº 9.760, de 5 de setembro de 1946;
Decreto-Lei nº 2.398, de 21 de dezembro de 1987;
Decreto nº 980, de 11 de novembro de 1993, e alterações posteriores;
Lei nº 9.636, de 15 de maio de 1998;
Decreto nº 3.725, de 10 de janeiro de 2001; e
Lei nº 11.481, de 31 de maio de 2007.

7.3.1.1.01.2.1. - Foros, Laudêmios e Tarifas de Ocupação - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei 13.465, de 11 de julho de 2017, art. 92;
Decreto-Lei nº 2.398/87, art. 6-B (introduzido pelo art. 27 da Lei nº 13.240, de 30 de dezembro de 2015);
Decreto-Lei nº 9.760, de 5 de setembro de 1946;
Decreto nº 980, de 11 de novembro de 1993;
Lei nº 9.636, de 15 de maio de 1998; e
Decreto nº 3.725, de 10 de janeiro de 2001.

7.3.1.1.01.3.1. - Aluguéis e Arrendamentos de Imóveis – FRGPS - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei Complementar nº 101, de 4 de maio de 2000, art. 68, § 1º, inciso I.

7.3.1.1.01.4.1. - Aluguéis e Arrendamentos de Imóveis – SPU - Principal - Operações Intraorçamentárias

Amparo Legal:

Decreto-lei nº 9.760, de 5 de setembro de 1946, arts. 64, 86, 87 e 96.
Lei nº 13.240, de 30 de dezembro de 2015, art. 18-A.

7.3.1.1.01.5.1. - Aluguéis e Arrendamentos de Imóveis – Malha Ferroviária/Fundo Contingente – Extinta RFFSA - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 11.483, de 31 de maio de 2007, art. 31-C.

7.3.1.1.02.1.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Geral - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 10.406, de 10 de janeiro de 2002 – Código Civil, art. 1.370. Decreto-Lei nº 271, de 28 de fevereiro de 1967, art. 7º. Lei nº 9.985, de 18 de julho de 2000, art. 23, § 2º, inciso III.
Decreto nº 7.154, de 9 de abril de 2010, art. 12, § 2º.

7.3.1.1.02.2.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – SPU - Principal - Operações Intraorçamentárias

PLDO - 2026, Art. 9º, inciso IV

Amparo Legal:
Lei nº 9.636, de 15 de maio de 1998, art. 18, § 5º.
Lei nº 13.240, de 30 de dezembro de 2015, art. 18-A.

7.3.1.1.02.3.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – Setor Elétrico - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.074, de 7 de julho de 1995, art. 4º, § 10, e art. 13.
Lei nº 10.438, de 26 de abril de 2002, art. 13, § 1º, inciso II.
Decreto nº 9.022, de 31 de março de 2017, art. 2º, inciso I.

7.3.1.1.02.4.1. - Concessão, Permissão, Autorização ou Cessão do Direito de Uso de Bens Imóveis Públicos – RFB/FUNDAF - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.074, de 7 de julho de 1995, art. 1º, inciso VI.
Decreto nº 6.759, de 5 de fevereiro de 2009, art. 12.

7.3.1.1.99.0.1. - Outras Receitas Imobiliárias - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964, art. 11, § 4º.

7.3.2.1.01.0.1. - Remuneração de Depósitos Bancários - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 164, § 3º da Constituição Federal;
Medida Provisória nº 2170-36, de 23 de agosto de 2001, arts. 1º e 2º, §§ 1º e 4º.
Lei nº 7.998, de 11 de janeiro de 1990, art. 11, III; e
Legislação específica para cada caso.

7.3.2.1.01.1.1. - Remuneração de Depósitos Bancários - Geral - Principal - Operações Intraorçamentárias

Amparo Legal:
Medida Provisória nº 2170-36, de 23 de agosto de 2001, arts. 1º e 2º, §§ 1º e 4º.

7.3.2.1.01.2.1. - Remuneração de Depósitos Bancários – Salário-Educação - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.766, de 18 de dezembro de 1998, art. 6º.

7.3.2.1.02.0.1. - Remuneração de Depósitos Especiais - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 164, § 3º da Constituição Federal; Lei nº 8.019, de 11 de abril de 1990, art. 9º, caput e §6º; Lei nº 9.322, de 5 de dezembro de 1996, art. 1º; e Legislação específica para demais casos que venham a surgir.

7.3.2.1.03.0.1. - Remuneração de Saldos de Recursos Não-Desembolsados - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 164, § 3º da Constituição Federal;
Lei nº 9.322, de 5 de dezembro de 1996; e
Legislação específica para cada caso.

7.3.2.1.05.0.1. - Juros de Títulos de Renda - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 164, § 3º da Constituição Federal e Normativos da CVM e Banco Central.

7.3.2.1.06.0.1. - Juros sobre o Capital Próprio - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.530, de 10 de dezembro de 1997;
Lei nº 9.249, de 26 de dezembro de 1995; e
Decreto nº 2.673, de 16 de julho de 1998.

7.3.2.2.01.1.1. - Dividendos - União - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.404, de 15 de dezembro de 1976, e alterações posteriores; e
Lei nº 9.530, de 10 de dezembro de 1997.

7.3.2.2.01.2.1. - Dividendos - FRGPS - Principal - Operações Intraorçamentárias

Amparo Legal:

Constituição Federal – art. 250.
Lei Complementar nº 101, de 4 de maio de 2000, art. 68, §§ 1º e 2º.

7.3.2.2.01.9.1. - Dividendos - Demais - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.404, de 15 de dezembro de 1976.
Legislação específica.

7.3.2.3.01.0.1. - Participações - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.404, de 15 de dezembro de 1976, e alterações posteriores; e
Lei nº 9.530, de 10 de dezembro de 1997.

7.3.2.9.99.0.1. - Outros Valores Mobiliários - Principal - Operações Intraorçamentárias

7.3.3.1.01.0.1. - Delegação para a Prestação dos Serviços de Transporte Rodoviário - Principal - Operações Intraorçamentárias

Amparo Legal:
CF, art. 21, inciso XII, alínea "e";
Lei nº 10.233, de 2001, art. 12, inciso I; art. 13, inciso I;
Decreto nº 2.521, de 20 de março de 1998;
Medida Provisória nº 2.217, de 4 de setembro de 2001.

7.3.3.1.02.0.1. - Delegação para a Prestação dos Serviços de Transporte Ferroviário - Principal - Operações Intraorçamentárias

Amparo Legal:
CF, art. 21, inciso XII, alínea "d";
Lei nº 10.233, de 2001, art. 12, inciso I; art. 13, inciso I; art. 22; art. 25; e art. 77, II;
Decreto nº 2.521, de 20 de março de 1998;
Medida Provisória nº 2.217, de 4 de setembro de 2001.
Destinação:
Lei nº 10.233, de 2001, art. 77, II; e
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

7.3.3.1.03.0.1. - Delegação para a Prestação dos Serviços de Transporte Metroviário - Principal - Operações Intraorçamentárias

7.3.3.1.04.0.1. - Delegação para a Prestação dos Serviços de Transporte Aquaviário - Principal - Operações Intraorçamentárias

7.3.3.1.05.0.1. - Delegação para a Prestação dos Serviços de Transporte Aeroviário - Principal - Operações Intraorçamentárias

7.3.3.2.01.1.1. - Delegação para Exploração da Infraestrutura de Transporte Rodoviário para o Setor Privado - Principal - Operações Intraorçamentárias

7.3.3.2.01.2.1. - Delegação para Exploração da Infraestrutura de Transporte Rodoviário para os Estados, Distrito Federal e Municípios - Principal - Operações Intraorçamentárias

7.3.3.2.02.0.1. - Delegação para Exploração da Infraestrutura de Transporte Ferroviário - Principal - Operações Intraorçamentárias

Amparo Legal:
Arts. 21, inciso XII, 22, inciso IX, e 178 da Constituição Federal. Lei No 10.233/2001, art. 22, II, art. 25 e art. 77, II

Destinação:
Lei No 10.233/2001, art. 77, II; e
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

7.3.3.2.03.0.1. - Delegação para Exploração da Infraestrutura de Transporte Aquaviário - Principal - Operações Intraorçamentárias

7.3.3.2.04.0.1. - Delegação para Exploração da Infraestrutura Aeroportuária - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.462, de 4 de agosto de 2011, art. 63, inciso III.

7.3.3.3.01.1.1. - Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alíneas "c" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

7.3.3.3.01.2.1. - Delegação dos Serviços de Telecomunicação - Poder Concedente no Regime Público - Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alíneas "c" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007.

7.3.3.3.02.1.1. - Delegação dos Serviços de Telecomunicação - Atividade Ordenadora no Regime Privado - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

7.3.3.3.03.1.1. - Delegação dos Serviços de Radiodifusão Sonora e de Sons e Imagens - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

7.3.3.3.04.1.1. - Cessão do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alínea "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

7.3.3.3.05.0.1. - Cessão do Direito de Exploração de Satélite Brasileiro - Principal - Operações Intraorçamentárias

Amparo Legal:
FISTEL: Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
CT-Espacial: Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000 e Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007;
CT-Infra: Art. 3o-A do Decreto-Lei nº 719, de 31 de julho de 1969;
FUST: Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000;
FNC - FSA: Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e
Anatel: art. 3º da Lei nº 5.070, de 7 de julho de 1966;

7.3.3.3.06.1.1. - Transferência da Delegação dos Serviços de Telecomunicações ou do Direito de Uso de Radiofrequência - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Inciso III do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Art. 48 da Lei nº 9.472, de 16 de julho de 1997, combinado com alínea "h" do art. 2º da Lei nº 5.070, de 7 de julho de 1966.

7.3.3.3.99.1.1. - Outras Delegações dos Serviços de Telecomunicação - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e
Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

7.3.3.3.99.2.1. - Outras Delegações dos Serviços de Telecomunicação - Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
FISTEL: Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
CT-Espacial: Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000 e Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007;
CT-Infra: Art. 3o-A do Decreto-Lei nº 719, de 31 de julho de 1969;
FUST: Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000;
FNC - FSA: Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e
Anatel: art. 3º da Lei nº 5.070, de 7 de julho de 1966;

7.3.3.4.01.0.1. - Concessão dos Serviços de Geração, Transmissão ou Distribuição de Energia Elétrica - Principal - Operações Intraorçamentárias

7.3.3.9.01.0.1. - Outorga de Loteria de Aposta de Quota Fixa - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 12.

7.3.3.9.01.0.5. - Outorga de Loteria de Aposta de Quota Fixa - Multas - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 12.

7.3.3.9.02.0.1. - Outorga de Loteria Instantânea Exclusiva – LOTEX - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015, art. 28, § 1º.

7.3.3.9.02.0.5. - Outorga de Loteria Instantânea Exclusiva – LOTEX - Multas - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015, art. 28, § 1º.

7.3.4.1.01.1.1. - Bônus de Assinatura do Contrato de Concessão - Principal - Operações Intraorçamentárias

Amparo Legal:
Arts. 45 e 46 da Lei nº 9.478, de 6 de agosto de 1997.

7.3.4.1.01.2.1. - Pagamento pela Retenção de Área para Exploração ou Produção - Principal - Operações Intraorçamentárias

Amparo Legal:
Arts. 45, inciso IV, e 51 da Lei nº 9.478, de 6 de agosto de 1997.

7.3.4.1.02.1.1. - Royalties Mínimos pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48, inciso I (com a redação da Lei 12.734, de 2012).

7.3.4.1.02.2.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei no 7.990, de 28 de dezembro de 1989, art. 7o;
Lei no 9.478, de 06 de agosto de 1997, art. 48 (redação anterior à Lei no 12.734/2012);
Lei no 12.351, de 22 de dezembro de 2010; e
Lei no 12.858, de 9 setembro de 2013, art. 3o e art. 2o, III.

7.3.4.1.02.3.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.990, de 28 de dezembro de 1989, art. 7º;
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48 (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso III, e art. 3º.

7.3.4.1.02.4.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.990, de 28 de dezembro de 1989, art. 7º;
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47, caput e §1º, e 48 (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso I e §3º.

7.3.4.1.03.1.1. - Royalties Excedentes pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, art. 49, inciso I (com redação dada pela Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III.

7.3.4.1.03.2.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, art. 49, inciso II (redação anterior à Lei nº 12.734/2012);
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III, e art. 3º.

7.3.4.1.03.3.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47 e 49, inciso II (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso III, e art. 3º.

7.3.4.1.03.4.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso II, 47 e 49, inciso II (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 setembro de 2013, art. 2º, inciso I e §3º.

7.3.4.1.04.1.1. - Participação Especial pela Produção de Petróleo em Terra (Qualquer Situação) - Contrato de Concessão - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012).

7.3.4.1.04.2.1. - Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Área e Camada Pré-Sal - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 de setembro de 2013, arts. 2º, inciso III, e 3º.

7.3.4.1.04.3.1. - Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade antes de 3/12/2012 - Demais Situações - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 de setembro de 2013, arts. 2º, inciso III, e 3º.

7.3.4.1.04.4.1. - Participação Especial pela Produção de Petróleo em Plataforma - Contrato de Concessão - Declaração de Comercialidade a partir de 3/12/2012 - Qualquer Situação - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.478, de 06 de agosto de 1997, arts. 45, inciso III, e 50, §2º (redação anterior à Lei nº 12.734/2012); e
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso I, e §3º.

7.3.4.1.05.0.1. - Participação do Proprietário da Terra – Contrato de Concessão - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 52 da Lei nº 9.478, de 6 de agosto de 1997.

7.3.4.2.02.1.1. - Royalties Mínimos pela Produção de Petróleo em Terra - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.276, de 30 de junho de 2010, art. 5º, §1º; e
Lei nº 7.990, de 28 de dezembro de 1989, art. 7º.

7.3.4.2.02.4.1. - Royalties Mínimos pela Produção de Petróleo em Plataforma - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.276, de 30 de junho de 2010, art. 5º, §1º;
Lei nº 7.990, de 28 de dezembro de 1989, art. 7º; e
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso I e §3º.

7.3.4.2.03.1.1. - Royalties Excedentes pela Produção de Petróleo em Terra - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.276, de 30 de junho de 2010, art. 5º, §2º;
Lei nº 9.478, de 6 de agosto de 1997, art. 49, inciso II, com redação dada pela Lei nº 12.734/2012; e
Lei nº 12.858, de 9 de setembro de 2013, arts. 2º, inciso I, e § 3º.

7.3.4.2.03.4.1. - Royalties Excedentes pela Produção de Petróleo em Plataforma - Cessão Onerosa - Declaração de Comercialidade a partir de 3/12/2012 - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.276, de 30 de junho de 2010, art. 5º, §2º;
Lei nº 9.478, de 6 de agosto de 1997, art. 49, inciso II, com redação dada pela Lei nº 12.734/2012; e
Lei nº 12.858, de 9 de setembro de 2013, arts. 2º, inciso I, e § 3º.

7.3.4.3.01.1.1. - Bônus de Assinatura de Contrato de Partilha de Produção - Parcela da União - Principal - Operações Intraorçamentárias

7.3.4.3.01.3.1. - Bônus de Assinatura de Contrato de Partilha de Produção - Parcela da Empresa Gestora do Contrato - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, arts. 20, § 1º, e 177, incisos I a IV;
Alínea "f" do inciso III do art. 10 da Lei nº 12.351, de 22 de dezembro de 2010.
Art. 7, I da Lei 12.304, de 2 de agosto de 2010.

7.3.4.3.01.4.1. - Bônus de Assinatura de Contrato de Partilha de Produção - Parcela de Estados e Municípios - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.276, de 30 de junho de 2010;
Lei nº 12.351, de 22 de dezembro de 2010; e
Projeto de Lei n° 5478, de 2019.

7.3.4.4.01.0.1. - Outorga de Direitos de Exploração e Pesquisa Mineral - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 176.
Decreto-Lei nº 227, de 28 de fevereiro de 1967, art. 2º.
Lei nº 13.575, de 26 de dezembro de 2017, Art. 19.

7.3.4.4.02.0.1. - Compensação Financeira pela Exploração de Recursos Minerais - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.990, de 28 de dezembro de 1989 c/c Decreto nº 1, de 1991. Repartição de recursos estabelecida pelo art. 2º, §2º, da Lei nº 8.001, de 1990 (com atualizações efetuadas pelo art. 2º da Lei nº 13.540, de 2017).

7.3.4.5.01.0.1. - Outorga de Direitos de Uso de Recursos Hídricos - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.984 de 17 de julho de 2000, art. 4º, inciso IX e § 6º, e art. 20, inciso II;
Lei nº 9.433, de 8 de janeiro de 1997, arts. 12, 20 e 22.

7.3.4.5.03.1.1. - Utilização de Recursos Hídricos - Itaipu - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.990, de 28 de dezembro de 1989, art. 1º;
Lei nº 8.001, de 13 de março de 1990, art. 1º;
Lei nº 9.433, de 8 de janeiro de 1997, art. 12, inciso IV e art. 20;
Item III do Anexo C do Tratado de Itaipu, assinado em 26 de março de 1973, bem como documentos interpretativos subsequentes.

7.3.4.5.03.2.1. - Utilização de Recursos Hídricos - Demais Empresas - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.990, de 28 de dezembro de 1989, art. 1º;
Lei nº 9.648, de 27 de maio de 1998, art. 17;
Lei nº 8.001, de 13 de março de 1990, art. 1º;
Lei nº 9.433, de 8 de janeiro de 1997, art. 22; e
Lei nº 9.984, de 17 de julho de 2000, art. 3º.

7.3.4.5.03.3.1. - Utilização de Recursos Hídricos - Demais Empresas - Prorrogação de Outorga - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.990, de 28 de dezembro de 1989, art. 1º;
Lei nº 12.783, de 11 de janeiro de 2013, art. 2º, caput e § 1º-A.

7.3.4.5.03.4.1. - Utilização de Recursos Hídricos – Terras Indígenas - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.648, de 27 de maio de 1998 – art. 17, § 1º, inc. I.
ADI 7490, parágrafos 95 e 107.

7.3.4.6.01.1.1. - Concessão de Florestas Nacionais - Valor Mínimo - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 11.284, de 2006, art. 20, inciso XII; art. 39, § 1º, inciso I.

7.3.4.6.01.2.1. - Concessão de Florestas Nacionais - Demais Valores - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 11.284, de 2006, art. 20, inciso XII; art. 39, § 1º, inciso II.

7.3.4.6.03.0.1. - Custos de Edital de Concessão Florestal - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 11.284, de 02 de março de 2006; Lei nº 11.516, de 28 de agosto de 2007 (Arts. 6º e 7º).

7.3.4.9.01.0.1. - Compensações Ambientais - Principal - Operações Intraorçamentárias

Amparo Legal:
- Art. 36 da Lei nº 9.985, de 18 de julho de 2000;
- Art. 14-A da Lei nº 11.516, de 28 de agosto de 2007.

7.3.5.1.01.0.1. - Outorga de Direito de Uso ou de Exploração de Criação Protegida - Instituição Científica e Tecnológica - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.973, de 2 de dezembro de 2004; Decreto nº 9.283, de 7 de fevereiro de 2018.

7.3.5.1.02.0.1. - Direito de Uso da Imagem e de Reprodução dos Bens do Acervo Patrimonial - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 11.904, de 14 de janeiro de 2009;
Art. 10 da Lei nº 11.906, de 20 de janeiro de 2009;
Decreto nº 8.124, de 17 de outubro de 2013 - art. 29;
Decreto nº 11.236, de 18 de outubro de 2022;
Resolução Normativa IBRAM nº 15, de 14 de março de 2022;
Legislação aplicável aos direitos de uso de imagem e reprodução.

7.3.6.1.01.1.1. - Cessão do Direito de Operacionalização de Pagamentos - Poder Legislativo - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal de 1988, art. 37, XXI;
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil; e
Lei nº 14.133, de 1º de abril de 2021.

7.3.6.1.01.2.1. - Cessão do Direito de Operacionalização de Pagamentos - Poder Judiciário - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 8.666, de 21 de junho de 1993; e
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil.

7.3.6.1.01.3.1. - Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Direta - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal de 1988 – art. 37, inc. XXI; Lei nº 14.133, de 1º de abril de 2021; e Lei nº 10.406, de 10 de janeiro de 2002 – Código Civil.

7.3.6.1.01.4.1. - Cessão do Direito de Operacionalização de Pagamentos – Poder Executivo – Administração Indireta - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal de 1988 – art. 37, inc. XXI; Lei nº 14.133, de 1º de abril de 2021; e Lei nº 10.406, de 10 de janeiro de 2002 – Código Civil.

7.3.9.1.01.1.1. - Participação da União em Receita de Loteria Federal - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 15, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

7.3.9.1.01.2.1. - Participação da União em Receita de Loteria Esportiva - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 18, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

7.3.9.1.01.4.1. - Participação da União em Receita de Loterias de Prognósticos Numéricos - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, Art. 16, inciso I e art. 21, § 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

7.3.9.1.01.5.1. - Participação da União em Receita de Loteria Instantânea Exclusiva – Lotex – Futebol - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015 – art. 28; Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, incs. II a IV.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

7.3.9.1.01.6.1. - Participação da União em Receita de Loteria de Prognóstico Específico - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.756, de 12 de dezembro de 2018, art. 17, CC art. 21, §§ 1º e 2º.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

7.3.9.1.01.7.1. - Participação da União em Receita de Loteria de AQF - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei n° 13.756, de 12 de dezembro de 2018, arts. 29 a 35, com alterações promovidas pela Lei nº 14.790/2023, art. 51.

Recursos do FNSP: Art. 6º e inciso I do art. 7º da Lei nº 13.756/2018.

7.3.9.1.01.8.1. - Participação da União em Receita de Loteria Instantânea Exclusiva - Lotex - Temas Complementares - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 13.155, de 4 de agosto de 2015 – art. 28; Lei nº 13.262, de 22 de março de 2016 – art. 2º; e Lei nº 13.756, de 12 de dezembro de 2018 – art. 20, incs. II a V.

7.3.9.9.99.0.1. - Outras Receitas Patrimoniais - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002.

7.4.1.1.01.0.1. - Receita Agropecuária - Principal - Operações Intraorçamentárias

7.5.1.1.01.0.1. - Receita Industrial - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

7.5.1.1.02.1.1. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, arts. 45 e 46.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso III.

7.5.1.1.02.1.5. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Contratos de Partilha de Produção - Multas - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, arts. 45 e 46.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso III.

7.5.1.1.02.2.1. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Acordos de Individualização de Produção - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, art. 2º, inciso IX, e arts. 33 e 36.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso IV.

7.5.1.1.02.2.5. - Comercialização do Petróleo, do Gás Natural e de Outros Hidrocarbonetos Fluidos da União – Acordos de Individualização de Produção - Multas - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173.
Lei nº 12.304, de 2 de agosto de 2010, art. 4º, inciso II, alínea "a".
Lei nº 12.351, de 22 de setembro de 2010, art. 2º, inciso IX, e arts. 33 e 36.
Lei nº 12.858, de 9 de setembro de 2013, art. 2º, inciso IV.

7.6.1.1.01.0.1. - Serviços Administrativos e Comerciais Prestados por Entidades e Órgãos Públicos em Geral - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173;
Lei no 4.320, de 17 de março de 1964, art. 11, §§ 1o e 4o.

7.6.1.1.02.0.1. - Inscrição em Concursos e Processos Seletivos - Principal - Operações Intraorçamentárias

7.6.1.1.03.0.1. - Serviços de Registro, Certificação e Fiscalização - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, arts. 173 e 174, caput;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º;
Decreto-Lei nº 227, de 28 de fevereiro de 1967, arts. 7º, 15, 16, 20, 22 e 38;
Decreto-Lei nº 2.056, de 19 de agosto de 1983;
Lei nº 5.070, de 7 de julho de 1966, arts. 2º, alínea j, e 3º;
Lei nº 5.966, de 11 de dezembro de 1973;
Lei nº 8.934, de 18 de novembro de 1994, arts. 8º, 32 e 55;
Lei nº 9.279, de 14 de maio de 1996;
Lei nº 9.602, de 21 de janeiro de 1998, art. 6º;
Lei nº 9.933, de 20 de dezembro de 1999;
Lei nº 9.998, de 17 de agosto de 2000, art. 6º, inciso II;
Lei nº 10.743, de 30 de julho de 2003;
Lei nº 11.437, de 28 de dezembro de 2006, art. 2º, inciso VII;
Lei nº 12.249, de 11 de junho de 2010;
Decreto nº 1.800, de 30 de janeiro de 1996, arts. 7º, 32 e 89;
Decreto nº 2.613, de 3 de junho de 1998, art. 3º;
Decreto nº 7.938, de 19 de fevereiro de 2013;
Resolução CONTRAN Nº 5, de 23 de janeiro de 1998; e
Resolução CONTRAN nº 282, de 26 de junho de 2008.

7.6.1.1.04.0.1. - Serviços de Informação e Tecnologia - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

7.6.1.1.05.0.1. - Serviços Técnicos e Aprovação de Laudos de Telecomunicações - Principal - Operações Intraorçamentárias

Amparo Legal:
Alínea "j" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966;
Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e
Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

7.6.1.1.06.0.1. - Serviços de Operação, Manutenção e Fornecimento de Água - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.984, de 17 de julho de 2000, e alterações posteriores, art. 4º, inciso XIX; e
Decreto nº 5.995, de 19 de dezembro de 2006, art. 20.

7.6.2.1.01.1.1. - Serviços de Navegação Aérea - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.009, de 26 de dezembro de 1973, arts. 8º e 11.

7.6.2.1.01.2.1. - Serviços de Navegação Naval - Principal - Operações Intraorçamentárias

7.6.2.1.02.0.1. - Serviços de Transporte de Passageiros ou Mercadorias - Principal - Operações Intraorçamentárias

7.6.2.1.03.0.1. - Serviços Portuários - Principal - Operações Intraorçamentárias

7.6.2.1.04.1.1. - Tarifa Aeroportuária - Principal - Operações Intraorçamentárias

7.6.2.1.04.3.1. - Parcela da Tarifa de Embarque Internacional - Principal - Operações Intraorçamentárias

7.6.3.1.01.0.1. - Serviços de Atendimento à Saúde em Unidades do Governo Federal - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173;
Lei no 4.320, de 17 de março de 1964, art. 11, §§ 1o e 4o;

Lei no 8.080, de 19 de setembro de 1990; e
Lei no 8.142, de 28 de dezembro de 1990.

7.6.3.2.01.0.1. - Serviços de Assistência à Saúde Suplementar de Servidores Civis - Principal - Operações Intraorçamentárias

7.6.4.1.01.0.1. - Retorno de Operações, Juros e Encargos Financeiros - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, arts. 173 e 239, § 1º;
Lei nº 8.019, de 11 de abril de 1990;
Lei nº 8.036, de 11 de maio de 1990;
Lei nº 9.365, de 16 de dezembro de 1996;
Lei nº 10.150, de 21 de dezembro de 2000; e
Legislação correlata.

7.6.4.1.02.0.1. - Concessão de Avais, Garantias e Seguros - Principal - Operações Intraorçamentárias

7.6.4.1.03.0.1. - Remuneração sobre Repasse para Programas de Desenvolvimento Econômico - Principal - Operações Intraorçamentárias

7.6.9.9.99.0.1. - Outros Serviços - Principal - Operações Intraorçamentárias

Amparo Legal:
Constituição Federal, art. 173;
Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 1º e 4º.

7.7.1.7.99.0.1. - Outras Transferências de Convênios da União e de Suas Entidades - Principal - Operações Intraorçamentárias

Amparo Legal:
PORTARIA INTERMINISTERIAL Nº 163, DE 4 DE MAIO DE 2001, art. 2ºA, § 4º, inciso IV, alínea "c".

7.7.1.9.99.0.1. - Outras Transferências de Recursos da União e de suas Entidades - Principal - Operações Intraorçamentárias

Amparo Legal:
Não se aplica

7.7.2.4.01.0.1. - Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

7.7.2.4.99.0.1. - Outras Transferências de Convênios dos Estados e DF e de Suas Entidades - Principal - Operações Intraorçamentárias

7.7.2.9.99.0.1. - Outras Transferências dos Estados e Distrito Federal - Principal - Operações Intraorçamentárias

7.7.3.2.01.0.1. - Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

7.7.3.2.99.0.1. - Outras Transferências de Convênios dos Municípios e de Suas Entidades - Principal - Operações Intraorçamentárias

7.7.3.9.99.0.1. - Outras Transferências dos Municípios - Principal - Operações Intraorçamentárias

Amparo Legal:
Não se aplica

7.7.4.1.01.0.1. - Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

7.7.5.9.99.0.1. - Demais Transferências de Outras Instituições Públicas - Principal - Operações Intraorçamentárias

7.7.6.1.01.0.1. - Transferências do Exterior para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

7.7.9.1.01.0.1. - Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

7.7.9.2.01.0.1. - Transferências Provenientes de Depósitos Não Identificados - Principal - Operações Intraorçamentárias

7.9.1.1.01.0.1. - Multas Previstas em Legislação Específica - Principal - Operações Intraorçamentárias

Amparo Legal:
Qualquer lei específica que determine aplicação de multa de caráter punitivo.

7.9.1.1.02.1.1. - Multas Previstas na Lei Geral das Telecomunicações - Não Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; e Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006.

7.9.1.1.02.2.1. - Multas Previstas na Lei Geral das Telecomunicações - Proveniente da Utilização de Posições Orbitais - Principal - Operações Intraorçamentárias

Amparo Legal:
Alíneas "c", "d" e "e" do art. 2º e art. 3º da Lei nº 5.070, de 7 de julho de 1966; Inciso I do art. 1º da Lei nº 9.994, de 24 de julho de 2000; Inciso II do art. 6º da Lei nº 9.998, de 17 de agosto de 2000; Inciso VII do art. 2º da Lei nº 11.437, de 28 de dezembro de 2006; e
Inciso VI do art. 10 da Lei nº 11.540, de 12 de novembro de 2007.

7.9.1.1.03.0.1. - Multas Previstas na Legislação do Seguro-Desemprego e Abono Salarial - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.998, de 11 de janeiro de 1990 (Art. 25).

7.9.1.1.04.0.1. - Multas Previstas na Legislação sobre Defesa dos Direitos Difusos - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 7.347, de 24 de julho de 1985, arts. 11 e 13; Lei nº 7.853, de 24 de outubro de 1989; Lei nº 8.078, de 11 de setembro de 1990 - Código de Defesa do Consumidor; e Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais.

7.9.1.1.05.0.1. - Multas Previstas em Lei por Infrações no Setor de Energia Elétrica - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.438, de 26 de abril de 2002 (Art. 13, § 1º, inciso II)
Decreto nº 9.022, de 31 de março de 2017 (Art. 2º, inciso II); e
Decreto nº 2.335, de 6 de outubro de 1997 (Art. 17, inciso II e Art. 24, inciso VII).

7.9.1.1.06.1.1. - Multas Administrativas por Danos Ambientais - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.938, de 31 de agosto de 1981, art. 14, I, art. 17-C, §2º, art. 17-I;
Lei nº 7.797, de 10 de julho de 1989;
Lei nº 9.605, de 12 de fevereiro de 1998;
Decreto nº 99.274, de 6 de junho de 1990; e
Decreto nº 6.514, de 22 de julho de 2008, art. 13.

7.9.1.1.06.2.1. - Multas Judiciais por Danos Ambientais - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 7.797, de 10 de julho de 1989; e
Lei nº 9.605, de 12 de fevereiro de 1998.

7.9.1.1.07.0.1. - Multas Aplicadas pelos Tribunais de Contas - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 8.443, de 16 de julho de 1992.

7.9.1.1.08.0.1. - Multas Decorrentes de Sentenças Judiciais - Principal - Operações Intraorçamentárias

Amparo Legal:
Inciso V do art. 2º da Lei Complementar nº 79, de 7 de janeiro de 1994;
Art. 83 da Lei nº 11.697, de 13 de junho de 2008;
Multas decorrentes de sentenças judiciais e prescritas com base no Código de Processo Civil - Lei nº 13.105, de 16 de março de 2015;
Multas decorrentes de sentenças judiciais e prescritas com base no Código de Processo Penal (Art. 265 e outros do Decreto-Lei nº 3.689, de 3 de outubro de 1941);
Qualquer outra legislação, desde que tenha sido utilizada como base normativa para a aplicação de multa no âmbito de sentença judicial.

7.9.1.1.09.0.1. - Multas e Juros Previstos em Contratos - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002.

7.9.1.1.10.0.1. - Multas Previstas na Legislação sobre Regime de Previdência Privada Complementar - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei Complementar nº 109, de 29 de maio de 2001; Lei nº 12.154, de 23 de Dezembro de 2009, art. 11, inciso IV; Decreto nº 4.942, de 30 de dezembro de 2003, Arts. 22 a 26.

7.9.1.1.11.0.1. - Multa por Descumprimento de Obrigação Previdenciária Acessória - Principal - Operações Intraorçamentárias

7.9.1.1.12.0.1. - Multas Previstas na Legislação Antidrogas - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.357, de 27 de dezembro de 2001, art. 21.

7.9.1.1.13.1.1. - Multas da Legislação Anticorrupção Oriundas de Processos Administrativos de Responsabilização - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.846, de 2013, Art. 6º, inciso I.

7.9.1.1.13.2.1. - Multas da Legislação Anticorrupção Oriundas de Acordos de Leniência - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 12.846, de 2013, art. 16, §2º.

7.9.1.1.14.0.1. - Multas Previstas no Código de Trânsito Brasileiro – CTB - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 9.503, de 23 de setembro de 1997 - Código de Trânsito Brasileiro - CTB.

7.9.1.1.15.0.1. - Multas auferidas pela União junto a operadoras ferroviárias - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66.

7.9.1.1.15.0.5. - Multas auferidas pela União junto a operadoras ferroviárias - Multas - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66.

7.9.2.1.01.0.1. - Indenizações por Danos Causados ao Patrimônio Público - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002; e
Lei nº 13.105, de 16 de março de 2015.

7.9.2.1.02.0.1. - Indenização por Posse ou Ocupação Ilícita de Bens Públicos - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 10 § único da Lei nº 9.636/98.

7.9.2.1.03.0.1. - Indenização por Sinistro - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil (Arts. 757 a 802).

7.9.2.1.04.0.1. - Indenização pela Assistência Médico-Hospitalar - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 3.765, de 4 de maio de 1960, art. 3º-B, inciso III; e
Lei nº 10.486, de 4 de julho de 2002, art. 28, inciso III.

7.9.2.1.05.0.1. - Indenizações por desastre oriundas de acordos judiciais ou extrajudiciais - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei Complementar nº 200, de 30 de agosto de 2023 – art. 3º, § 2º, inciso III.

7.9.2.1.06.0.1. - Indenizações auferidas pela União junto a operadoras ferroviárias - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

7.9.2.1.06.0.5. - Indenizações auferidas pela União junto a operadoras ferroviárias - Multas - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.273, de 23 de dezembro de 2021, art. 66, caput, e §1º.

7.9.2.1.99.0.1. - Outras Indenizações - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 11, §§ 1º e 4º, da Lei nº 4.320, de 17 de março de 1964.

7.9.2.2.01.1.1. - Restituição de Convênios - Primárias - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964;
Lei nº 5.172, de 25 de outubro de 1966;
Parágrafo único do art. 8o da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF;
Parágrafo único do art. 12, do Decreto nº 6.170, de 25 de julho de 2007.

7.9.2.2.01.2.1. - Restituição de Convênios - Financeiras - Principal - Operações Intraorçamentárias

7.9.2.2.02.0.1. - Restituição de Benefícios Não Desembolsados - Principal - Operações Intraorçamentárias

7.9.2.2.03.0.1. - Restituição de Benefícios Previdenciários - Principal - Operações Intraorçamentárias

7.9.2.2.04.0.1. - Restituição de Benefícios Assistenciais - Principal - Operações Intraorçamentárias

7.9.2.2.05.0.1. - Restituição de Contribuições Previdenciárias Complementares - Principal - Operações Intraorçamentárias

7.9.2.2.06.1.1. - Restituição de Despesas de Exercícios Anteriores - Principal - Operações Intraorçamentárias

Amparo Legal:
Arts. 38 e 39 da Lei nº 4.320, de 17 de março de 1964.

7.9.2.2.06.3.1. - Restituição de Despesas Primárias de Exercícios Anteriores - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964, arts. 38 e 39.

7.9.2.2.06.4.1. - Restituição de Despesas Financeiras de Exercícios Anteriores - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 4.320, de 17 de março de 1964, arts. 38 e 39.

7.9.2.2.07.0.1. - Restituição de Parcelas do Seguro Desemprego Recebidas Indevidamente - Principal - Operações Intraorçamentárias

7.9.2.2.08.0.1. - Restituição de Garantias Prestadas - Principal - Operações Intraorçamentárias

7.9.2.2.09.0.1. - Restituição de Recursos de Fomento e de Subvenções Financeiras - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 8º, parágrafo único, da Lei Complementar nº 101, de 4 de maio de 2000;
Art. 2º, inciso VI, última parte, da Lei nº 11.437, de 28 de dezembro de 2006;
Art. 61 da Medida Provisória nº 2.228-1, de 6 de setembro de 2001;
Art. 6º da Medida Provisória nº 2.183-56, de 24 de agosto de 2001;
Art. 12 do Decreto nº 6.672, de 2 de dezembro de 2008;
Demais dispositivos legais que tratem da restituição de recursos de fomento.

7.9.2.2.10.1.1. - Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei Rouanet - Principal - Operações Intraorçamentárias

7.9.2.2.10.2.1. - Restituição Decorrente da Não Aplicação de Incentivos Fiscais Relativos à Lei do Audiovisual - Principal - Operações Intraorçamentárias

7.9.2.2.11.0.1. - Restituição Decorrente da Aplicação Irregular de Recursos Eleitorais - Principal - Operações Intraorçamentárias

7.9.2.2.12.0.1. - Restituição de Depósitos de Sentenças Judiciais Não Sacados - Principal - Operações Intraorçamentárias

7.9.2.2.13.0.1. - Restituição de Contribuições para a Previdência Complementar do Servidor Público - Principal - Operações Intraorçamentárias

7.9.2.2.99.0.1. - Outras Restituições - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 21, § 2º, da Lei nº 8472, de 7 de dezembro de 1993;
Arts. 154, 195, 197, 244 e 365 do Decreto nº 3.048, de 6 de maio de 1999; e
Arts. 48, 48-A e 49, do Decreto nº 6214, de 26 de setembro de 2007.
Decreto nº 3.964, de 10 de outubro de 2001, art. 2º e Lei nº 8.080, de 1990, § 4º, art. 33, em decorrências de auditorias.

7.9.2.3.01.0.1. - Ressarcimento por Operadoras de Seguros Privados de Assistência à Saúde - Principal - Operações Intraorçamentárias

7.9.2.3.02.0.1. - Ressarcimento de Custos - Principal - Operações Intraorçamentárias

Amparo Legal:
Leis que determinem o ressarcimento de custos, como: Art. 12 da Lei nº 10.259, de 12 de julho de 2001; Lei nº 8.038, de 28 de maio de 119, art. 41-B,A CRESCIDO PELO ART. 3º DA Lei nº 9.756, de 17 de dezembro de 1998. STF E STJ;Lei nº 10.858, de 13 de abril de 2004

7.9.2.3.03.0.1. - Reversão de Garantias - Principal - Operações Intraorçamentárias

7.9.2.3.04.0.1. - Ressarcimento ao Regime Geral de Previdência Social - RGPS - Principal - Operações Intraorçamentárias

7.9.2.3.05.0.1. - Ressarcimento por danos causados por usurpação de recursos minerais por lavra ilegal - Principal - Operações Intraorçamentárias

7.9.2.3.05.0.5. - Ressarcimento por danos causados por usurpação de recursos minerais por lavra ilegal - Multas - Operações Intraorçamentárias

7.9.2.3.99.0.1. - Outros Ressarcimentos - Principal - Operações Intraorçamentárias

7.9.3.1.01.0.1. - Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Comuns - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 45, § 3º, do Código Penal, Decreto-Lei nº 2.848, de 1940;
Lei nº 9.605, de 12 de fevereiro de 1998;
Art. 7º, § 1º, da Lei nº 9.613, de 3 de março de 1998;
Arts 134 a 138 do Decreto nº 6.514, de 22 de julho de 2008;
Demais dispositivos da legislação especial.

7.9.3.1.02.1.1. - Alienação de Bens e Mercadorias Apreendidos por Infrações à Legislação Aduaneira - Principal - Operações Intraorçamentárias

Amparo Legal:
- Decreto-lei nº 1.455, de 7 de abril de 1976 – arts. 28 e 29, § 5º
- Lei nº 8.212, de 24 de julho de 1991 - art. 27, inc. VII

7.9.3.1.02.2.1. - Valores em Moeda Apreendidos por Infrações à Legislação Aduaneira - Principal - Operações Intraorçamentárias

Amparo Legal:
Decreto-lei nº 1.455, de 7 de abril de 1976, e alterações – arts. 27-E e 27-F, e Lei nº 14.286, de 29 de dezembro de 2021 – art. 14, § 3º.

7.9.3.1.03.0.1. - Depósitos Abandonados (Dinheiro e/ou Objetos de Valor) - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 2.313, de 3 de setembro de 1954;
Decreto nº 40.395, de 21 de novembro de 1956; e
Lei nº 14.973, de 16 de setembro de 2024, arts. 39 e 42.

7.9.3.1.04.0.1. - Prêmios Prescritos de Concursos de Prognósticos - Principal - Operações Intraorçamentárias

Amparo Legal:
LEI Nº 13.756, DE 12 DE DEZEMBRO DE 2018, art. 14, § 2º

7.9.3.1.05.0.1. - Receitas Reconhecidas por Força de Decisões Judiciais e de Tribunais Administrativos - Principal - Operações Intraorçamentárias

Amparo Legal:
A específica decisão judicial ou de Tribunal Administrativo que haja determinado o reconhecimento do ingresso do recurso.

7.9.3.1.06.0.1. - Bens, Direitos e Valores Objeto de Renúncia Voluntária em Acordo de Não Persecução Penal - Principal - Operações Intraorçamentárias

Amparo Legal:
Decreto-Lei nº 3.689, de 3 de outubro de 1941, art. 28-A, inciso II; e
Lei nº 13.964, de 24 de dezembro de 2019.

7.9.3.1.07.0.1. - Bens, Direitos e Valores Perdidos em Favor da União em Crimes de "Lavagem" ou Ocultação de Bens, Direitos e Valores - Principal - Operações Intraorçamentárias

7.9.3.1.08.0.1. - Bens, Direitos e Valores Perdidos em Favor do Poder Público em Crimes Associados ao Tráfico Ilícito de Entorpecentes ou Drogas Afins - Principal - Operações Intraorçamentárias

7.9.3.1.09.0.1. - Recursos dos patrimônios acumulados do PIS/PASEP não reclamados por prazo superior a 20 anos. - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 121 ADCT-CF/88 (inserido pela EC 126/2022); art. 107, § 6º-B ADCT-CF/88; art. 239, § 2º, CF/88

7.9.3.1.10.0.1. - Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Principal - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 32, § 1º.

7.9.3.1.10.0.5. - Prêmios Prescritos de Loteria de Apostas de Quota Fixa - Multas - Operações Intraorçamentárias

Amparo Legal:
Lei nº 14.790, de 29 de dezembro de 2023, art. 32, § 1º.

7.9.3.1.99.0.1. - Bens, Direitos e Valores Perdidos em Favor do Poder Público por Demais Infrações ou Crimes Previstos em Legislação Especial - Principal - Operações Intraorçamentárias

7.9.9.9.01.0.1. - Aportes Periódicos para Amortização de Déficit Atuarial do RPPS - Principal - Operações Intraorçamentárias

7.9.9.9.02.0.1. - Aportes Periódicos para Compensações ao RGPS - Principal - Operações Intraorçamentárias

Amparo Legal:
Arts. 7o a 9o da Lei no 12.546, de 2011.

7.9.9.9.03.0.1. - Compensações Financeiras entre os Regimes de Previdência - Principal - Operações Intraorçamentárias

Amparo Legal:
Art. 40 e § 9º do art. da Constituição Federal; Lei nº 9.796, de 5 de maio de 1999; Lei nº 10.887, de 18 de junho de 2004; Decreto nº 10.188, de 20 de dezembro de 2019.

7.9.9.9.04.0.1. - Contribuição ao Montepio Civil - Principal - Operações Intraorçamentárias

7.9.9.9.05.0.1. - Barreiras Técnicas ao Comércio Exterior - Principal - Operações Intraorçamentárias

7.9.9.9.06.0.1. - Contrapartida de Subvenções ou Subsídios - Principal - Operações Intraorçamentárias

7.9.9.9.08.1.1. - Prêmio do Seguro Obrigatório de Danos Pessoais Causados por Veículos Automotores de Via Terrestre - DPVAT - Principal - Operações Intraorçamentárias

Amparo Legal:

Resolução CNSP nº 332, de 2015; e
Resolução CNSP nº 371, de 2018.

7.9.9.9.08.2.1. - Reversão da Provisão de Sinistros Ocorridos e Não Avisados - IBNR do Seguro Obrigatório de Danos Pessoais Causados por Veículos Automotores de Vias Terrestres - DPVAT - Principal - Operações Intraorçamentárias

7.9.9.9.09.0.1. - Prestação de Contas Eleitorais - Principal - Operações Intraorçamentárias

7.9.9.9.10.0.1. - Reserva Global de Reversão - Principal - Operações Intraorçamentárias

7.9.9.9.11.0.1. - Variação Cambial - Principal - Operações Intraorçamentárias

7.9.9.9.12.1.1. - Encargos Legais pela Inscrição em Dívida Ativa - Principal - Operações Intraorçamentárias

7.9.9.9.12.2.1. - Ônus de Sucumbência - Principal - Operações Intraorçamentárias

Amparo Legal:

Arts. 82 a 97 do Código de Processo Civil, Lei nº 13.105, de 16 de março de 2015.

7.9.9.9.13.1.1. - Recursos Recebidos de Fundos de Desenvolvimento Regional - Principal - Operações Intraorçamentárias

Amparo Legal:

- Lei Complementar nº 124, de 2007, art. 6º, inciso II;
- Lei Complementar nº 125, de 2007, art. 6º, inciso II; e
- Lei Complementar nº 129, de 2009, art. 7º, inciso II.

7.9.9.9.15.0.1. - Transação Resolutiva de Litígios de Receitas Não Administradas pela RFB - Principal - Operações Intraorçamentárias

7.9.9.9.16.1.1. - Termo de Ajustamento de Conduta - TAC - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 7.347, de 24 de julho de 1985 (art. 6º, §5º);
Lei nº 9.469/1997 (art. 1º c/c art. 4º-A)
Lei nº 8.069, de 13 de julho de 1990;
Lei nº 9.008, de 21 de março de 1995;

7.9.9.9.17.0.1. - Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM - Principal - Operações Intraorçamentárias

7.9.9.9.18.0.1. - Demais Créditos Decorrentes da Revisão de Contratos de Concessão - Principal - Operações Intraorçamentárias

7.9.9.9.19.0.1. - Receitas de Subvenções - Operações Intraorçamentárias - Principal

Amparo Legal:

Lei nº 8.427, de 27 de maio de 1992.

7.9.9.9.20.0.1. - Retribuição pela Tributação, Fiscalização, Arrecadação, Cobrança e Recolhimento das Contribuições Sociais de Terceiros - Principal - Operações Intraorçamentárias

7.9.9.9.21.0.1. - Resultado Positivo nas Operações de Comercialização de Energia no Âmbito da CCEE - principal - Operações Intraorçamentárias

7.9.9.9.22.0.1. - Valores não tributários auferidos pela União junto a operadoras ferroviárias - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 12.473, de 23 de dezembro de 2021, art. 66.

7.9.9.9.22.0.5. - Valores não tributários auferidos pela União junto a operadoras ferroviárias - Multas - Operações Intraorçamentárias

Amparo Legal:

Lei nº 12.473, de 23 de dezembro de 2021, art. 66.

7.9.9.9.23.1.1. - Receitas Oriundas de Acordos ou Decisões, Judiciais ou Extrajudiciais - Trabalhistas - Principal - Operações Intraorçamentárias

Amparo Legal:

Segue a legislação mencionada nas homologações de acordos ou nas decisões judiciais.

7.9.9.9.23.9.1. - Receitas Oriundas de Acordos ou Decisões, Judiciais ou Extrajudiciais - Demais - Principal - Operações Intraorçamentárias

Amparo Legal:

Segue a legislação mencionada nas homologações de acordos ou nas decisões judiciais.

7.9.9.9.99.1.1. - Outras Receitas Arrecadadas e Projetadas pela RFB - Principal - Operações Intraorçamentárias

7.9.9.9.99.2.1. - Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Primárias - Principal - Operações Intraorçamentárias

Amparo Legal:

Art. 11, §§ 1º e 4º, da Lei nº 4.320, de 17 de março de 1964;
Parágrafo único do art. 8º da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF.

7.9.9.9.99.3.1. - Outras Receitas Não Arrecadadas e Não Projetadas pela RFB - Financeiras - Principal - Operações Intraorçamentárias

Amparo Legal:

Art. 11, §§ 1º e 4º, da Lei nº 4.320, de 17 de março de 1964;
Parágrafo único do art. 8º da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal - LRF.

8.1.1.1.01.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Mercado Interno, exceto Refinanciamento da Dívida Pública - Principal - Operações Intraorçamentárias

8.1.1.1.02.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Interno - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei Complementar no 101, de 4 de maio de 2000 (LRF);Lei no 10.179, de 6 de fevereiro de 2001; e Decreto no 3.859, de 4 de julho de 2001.

8.1.1.1.03.0.1. - Títulos da Dívida Agrária - TDA - Principal - Operações Intraorçamentárias

Amparo Legal:

Constituição Federal, Art. 184; Lei nº 4.504, de 30 de novembro de 1964, e suas alterações; e Decreto nº 578, de 24 de junho de 1992.

8.1.1.2.01.0.1. - Operações de Crédito Contratuais - Mercado Interno - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei Complementar no 101, de 4 de maio de 2000

8.1.1.3.01.0.1. - Empréstimos Compulsórios - Principal - Operações Intraorçamentárias

8.1.1.9.99.0.1. - Outras Operações de Crédito - Mercado Interno - Principal - Operações Intraorçamentárias

8.1.2.1.01.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Mercado Externo, exceto Refinanciamento da Dívida Pública - Principal - Operações Intraorçamentárias

8.1.2.1.02.0.1. - Títulos de Responsabilidade do Tesouro Nacional - Refinanciamento da Dívida Pública Federal no Mercado Externo - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei Complementar no 101, de 4 de maio de 2000; e Resolução no 74, de 2000, do Senado Federal.

8.1.2.2.01.0.1. - Operações de Crédito Contratuais - Mercado Externo - Principal - Operações Intraorçamentárias

8.1.2.9.99.0.1. - Outras Operações de Crédito - Mercado Externo - Principal - Operações Intraorçamentárias

8.2.1.1.01.0.1. - Alienação de Títulos, Valores Mobiliários e Aplicações Congêneres Temporários - Principal - Operações Intraorçamentárias

8.2.1.1.02.0.1. - Alienação de Títulos, Valores Mobiliários e Aplicações Congêneres Permanentes - Principal - Operações Intraorçamentárias

8.2.1.2.01.0.1. - Alienação de Estoques da Política de Garantia de Preços Mínimos - PGPM - Principal - Operações Intraorçamentárias

8.2.1.2.02.0.1. - Alienação de Estoques Comerciais Destinados a Programas Sociais - Principal - Operações Intraorçamentárias

8.2.1.2.03.0.1. - Alienação de Estoques do Programa de Aquisição de Alimentos - PAA - Principal - Operações Intraorçamentárias

8.2.1.2.04.0.1. - Alienação de Estoques de Café - FUNCAFÉ - Principal - Operações Intraorçamentárias

8.2.1.3.01.0.1. - Alienação de Bens Móveis e Semoventes - Principal - Operações Intraorçamentárias

8.2.2.1.01.0.1. - Alienação de Bens Imóveis em Geral - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei de Responsabilidade Fiscal, art. 44;
Lei nº 13.240/2015, art. 1º, §§1º e 2º; art. 8º; art. 18, parágrafo único; art. 20, § 1º;
Lei nº 8.025/1990, arts. 1º e 12; e
Lei nº 9.636/1998, art. 24, 29 e 45.

8.2.2.1.02.0.1. - Alienação de Bens Imóveis - Programa de Administração Patrimonial Imobiliária da União - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei de Responsabilidade Fiscal, art. 44, combinado com a Lei nº 13.240/2015, art. 18, caput.

8.2.3.1.01.0.1. - Alienação de Bens Intangíveis - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964, art. 11, §§ 2º e 4º.

8.2.3.1.02.1.1. - Alienação do Direito à Apropriação do Excedente em Óleo da União nos Contratos de Partilha de Produção - CPP - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei º 12.351/2010, arts. 45 e 46-D.

8.2.3.1.02.2.1. - Alienação de Direitos e Obrigações decorrentes da Celebração de Acordos de Individualização da Produção - AIP - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei º 12.351/2010, arts. 36, 45 e 46-A.

8.3.1.1.01.0.1. - Amortização de Empréstimos - BEA/BIB - Principal - Operações Intraorçamentárias

8.3.1.1.02.0.1. - Amortização Proveniente da Execução de Garantia - Operações de Crédito - Principal - Operações Intraorçamentárias

LEGISLAÇÃO DA RECEITA

PLDO - 2026, Art. 9º, inciso IV

8.3.1.1.03.0.1. - Amortização de Empréstimos - Estados e Municípios - Principal - Operações Intraorçamentárias

8.3.1.1.04.0.1. - Amortização de Empréstimos - Refinanciamento de Dívidas de Médio e Longo Prazo - Principal - Operações Intraorçamentárias

8.3.1.1.05.0.1. - Amortização de Empréstimos - Programa das Operações Oficiais de Crédito - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 4.320, de 17 de março de 1964.

8.3.1.1.06.0.1. - Amortização de Empréstimos Contratuais - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 7.976, de 27 de dezembro de 1989; Lei nº 8.727, de 5 de novembro de 1993; e Lei nº 9.496, de 11 de setembro de 1997.

8.3.1.1.07.1.1. - Amortização de Financiamentos em Geral - Principal - Operações Intraorçamentárias

8.3.1.1.07.2.1. - Amortização de Financiamento do Fundo de Financiamento ao Estudante do Ensino Superior - FIES - Principal - Operações Intraorçamentárias

8.3.1.1.07.3.1. - Amortização de Financiamento Proveniente de Fundo Garantidor - Principal - Operações Intraorçamentárias

8.4.1.4.99.0.1. - Outras Transferências de Convênios da União e de Suas Entidades - Principal - Operações Intraorçamentárias

8.4.1.9.99.0.1. - Outras Transferências de Recursos da União e de suas Entidades - Principal - Operações Intraorçamentárias

8.4.2.2.01.0.1. - Transferências de Convênios dos Estados e DF e de Suas Entidades para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

8.4.2.2.99.0.1. - Outras Transferências de Convênios dos Estados e DF e de Suas Entidades - Principal - Operações Intraorçamentárias

8.4.2.9.99.0.1. - Outras Transferências de Recursos dos Estados - Principal - Operações Intraorçamentárias

8.4.3.2.01.0.1. - Transferências de Convênios dos Municípios e de Suas Entidades para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

8.4.3.2.99.0.1. - Outras Transferências de Convênios dos Municípios e de Suas Entidades - Principal - Operações Intraorçamentárias

8.4.3.9.99.0.1. - Outras Transferências dos Municípios - Principal - Operações Intraorçamentárias

8.4.4.1.01.0.1. - Transferências de Instituições Privadas para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

8.4.4.1.99.0.1. - Outras Transferências de Instituições Privadas - Principal - Operações Intraorçamentárias

8.4.5.1.01.0.1. - Transferências de Outras Instituições Públicas - Principal - Operações Intraorçamentárias

8.4.6.1.01.0.1. - Transferências do Exterior para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

8.4.6.1.99.0.1. - Outras Transferências do Exterior - Principal - Operações Intraorçamentárias

8.4.9.1.01.0.1. - Transferências de Pessoas Físicas para Órgãos e Entidades da União - Principal - Operações Intraorçamentárias

8.4.9.1.99.0.1. - Outras Transferências de Pessoas Físicas - Principal - Operações Intraorçamentárias

8.4.9.2.01.0.1. - Transferências Provenientes de Depósitos Não Identificados - Principal - Operações Intraorçamentárias

8.4.9.9.99.0.1. - Outras Transferências de Capital - Principal - Operações Intraorçamentárias

8.9.1.1.01.0.1. - Integralização de Capital Social - Principal - Operações Intraorçamentárias

8.9.2.1.01.0.1. - Resultado do Banco Central – Operações com Reservas e Derivativos Cambiais - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 11.803, de 5 de novembro de 2008;
Lei nº 13.820, de 3 de maio de 2019.

8.9.2.1.02.0.1. - Resultado do Banco Central - Demais Operações - Principal - Operações Intraorçamentárias

Amparo Legal:

Lei nº 11.803, de 5 de novembro de 2008;
Lei nº 13.820, de 3 de maio de 2019.

8.9.3.1.01.0.1. - Remuneração das Disponibilidades do Tesouro - Principal - Operações Intraorçamentárias

8.9.4.1.01.0.1. - Resgate de Títulos do Tesouro - Principal - Operações Intraorçamentárias

8.9.9.9.99.0.1. - Outras Receitas de Capital - Principal - Operações Intraorçamentárias

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

Ações Orçamentárias padronizadas da União

0005 Sentenças Judiciais Transitadas em Julgado (Precatórios)

Constituição Federal, art. 100 e Lei 13.463, de 6 de julho de 2017.

0022 Sentenças Judiciais Devidas por Empresas Estatais

Lei nº 13.105, de 16 de março de 2015, arts. 513 a 527 - Execução de sentenças cíveis com obrigação de pagar;
Decreto-Lei nº 5.452, de 1º de maio de 1943, arts. 876 a 892 - Execução de sentenças trabalhistas;
LRF - Lei Complementar nº 101, de 4 maio de 2000, art. 50, III - Estatais dependentes estão obrigadas a obedecer as normas de contabilidade pública.

0029 Financiamento aos Setores Produtivos da Região Centro-Oeste (Lei nº 7.827, de 27 de setembro de 1989)

Constituição Federal de 1988, art. 159, I, c; Lei nº 7.827, de 27 de setembro de 1989; Lei nº 10.177, de 12 de janeiro de 2001; Decreto nº 6.367, de 30 de janeiro de 2008; Lei nº 13.530, de 7 de dezembro de 2017; Lei nº 13.682, de 19 de junho de 2018.

0030 Financiamento aos Setores Produtivos do Semiárido da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989)

Constituição Federal de 1988, art. 159, I, c; Lei nº 7.827, de 27 de setembro de 1989; Lei nº 10.177, de 12 de janeiro de 2001; Lei nº 13.530, de 7 de dezembro de 2017; Lei nº 13.682, de 19 de junho de 2018.

0031 Financiamento aos Setores Produtivos da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989)

Constituição Federal de 1988, art. 159, I, c; Lei nº 7.827, de 27 de setembro de 1989; Lei nº 10.177, de 12 de janeiro de 2001; Decreto nº 6.047, de 22 de fevereiro de 2007; Lei nº 13.530, de 7 de dezembro de 2017; Lei nº 13.682, de 19 de junho de 2018.

0044 Transferência ao Fundo de Participação dos Estados e do Distrito Federal - FPE (CF, art.159)

Constituição Federal, art. 159, inciso I, alínea "a" (Da repartição das repartições tributárias) e Lei Complementar nº 62, de 28 de dezembro de 1989

0045 Transferência ao Fundo de Participação dos Municípios - FPM (CF, art.159)

Constituição Federal, art. 159, inciso I, alíneas "b", "d", "e"; Lei Complementar nº 62, de 28 de dezembro de 1989 e Lei Complementar nº 91, de 22 de dezembro de 1997 (Da repartição das repartições tributárias).

0046 Transferência da cota-parte dos Estados e DF exportadores na arrecadação do IPI (CF, Art. 159)

Constituição Federal, art. 159, inciso II e §2º (Da repartição das repartições tributárias); Lei Complementar nº 61, de 26 de dezembro de 1989 (Participação dos estados e DF na arrecadação do IPI, relativamente às exportações).

006M Transferência do imposto territorial rural - ITR

Constituição Federal, art.158, inciso II (Da repartição das repartições tributárias) e art. 153, § 4º, inciso III.

009T Serviços Públicos de Saúde do Distrito Federal

Constituição Federal de 1988, art. 21. inciso XIV; e Lei nº 10.633, de 27 de dezembro de 2002.

009W Compensação Previdenciária

Lei 9.796, de 05 de maio de 1999; Lei 9.717, de 27 de novembro de 1998; e Lei 10.666, de 08 de maio de 2003, art. 12.

00FM Assistência Médica e Odontológica às Polícias Civil, Militar e ao Corpo de Bombeiros do Distrito Federal

Lei 10.486, de 4 de julho de 2002, art. 32

00G5 Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais decorrente do Pagamento de Precatórios e Requisições de Pequeno Valor

Constituição Federal, art. 100. Lei nº 10.887, de 18 de junho de 2004

00H4 Seguro Desemprego

Art. 7º, inciso II, da Constituição Federal; Lei nº 7.998, de 11 de janeiro de 1990; Lei nº 10.208, de 23 de março de 2001; Lei nº 10.779, de 25 de novembro de 2003; Lei nº 10.608, de 20 de dezembro de 2002; e Lei nº 13.189, de 19 de novembro de 2015.

00H6 Transferência do imposto sobre operações financeiras Incidentes sobre o ouro - IOF Ouro

Constituição Federal, art.153, §5º (Prevê a repartição do IOF-Ouro); Lei nº 7.766, de 11 de maio de 1989 (Dispõe sobre o ouro, ativo financeiro, e seu tratamento tributário).

00N2 Cumprimento de Sentença Judicial - Instituto Aerus de Seguridade Social - Processo nº 0010295-77.2004.4.01.3400

Decisão Judicial no Processo nº 0010295-77.2004.4.01.3400.

00NR Manutenção das Polícias Civil, Polícia Militar e do Corpo de Bombeiros do Distrito Federal

Constituição Federal, art. 21, inciso XIV, Lei nº 10.633, de 27 de dezembro de 2002 e Lei nº 14.059, de 22 de setembro de 2020.

00NS Inativos da Polícia Militar e do Corpo de Bombeiros do Distrito Federal

Constituição Federal, art. 21, inciso XIV, Lei nº 10.633, de 27 de dezembro de 2002 e Lei nº 14.059, de 22 de setembro de 2020

00NT Outros Benefícios das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal

Lei 10.486, de 4 de julho de 2002, art. 2º e 32; Lei 8.069, de 13 de julho de 1190, art. 54, inciso IV; e Medida Provisória nº 2.165-36, de 23 de agosto de 2001, em vigor por força do art. 2º da Emenda Constitucional nº 32, de 2001

00OM Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)

Lei nº 12.855, de 2/9/2013

00PX Transferência de Parcela dos Recursos Arrecadados por Taxa de Ocupação, de Foro e de Laudêmio e da Receita Patrimonial Decorrente da Alienação de Imóveis

Lei nº 9.636, de 15 de maio de 1998;
Lei nº 13.240, de 30 dezembro de 2015; e
Lei nº 13.465, de 11 de julho de 2017.

00Q2 Pensionistas da Polícia Militar e do Corpo de Bombeiros do Distrito Federal

Constituição Federal, art. 21, inciso XIV, Lei nº 10.633, de 27 de dezembro de 2002 e Lei nº 14.059, de 22 de setembro de 2020.

00QG Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais

Lei nº 10.559, de 2002, art. 12, e parágrafo 4º; e
Recurso Extraordinário - RE 553710/STF

00QN Inativos e Pensionistas da Polícia Civil do Distrito Federal

Constituição Federal, art. 21, inciso XIV, Lei nº 10.633, de 27 de dezembro de 2002 e Lei nº 14.059, de 22 de setembro de 2020.

00QY Acordos referentes a passivos atuariais de estatais dependentes

Lei nº 9.469, de 10 de julho de 1997.
Lei nº 10.406, de 10 de janeiro de 2002, art. 842.
Lei Complementar nº 109, de 29 de maio de 2001.

00RS Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos do FCDF

Lei nº 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E.

00S6 Benefício Especial - Lei nº 12.618, de 2012

Benefício Especial - Lei 12.618, de 30 de abril de 2012, art. 3º, § 1º.

00SA Pagamento de honorários periciais nas ações em que o INSS figure como parte

Lei nº 13.876, de 2019, e Lei nº 14.331, de 2022.

00SJ Benefícios Previdenciários

CF/88, art. 201; Leis nº 8.212/91, nº 8.213/91 e nº 10.666/03; e Decreto nº 3.048/99.

00UX Demais Aposentadorias e Complementações

Servidores inativos e pensionistas do MS - Lei Complementar nº 31, de 11 de outubro de 1977, art. 27;
Extinta VIFER - Lei 3.887, de 8 de fevereiro de 1961;
RFFSA - Leis nº 8.186, de 21 de maio de 1991 e nº 10.478, de 28 de maio de 2002;
Extinto IPC - Lei nº 9.506, de 30 de outubro de 1997;
Estatutários - Decretos-Lei nºs 3.768, de 28 de outubro de 1941, e 6.209, de 19 de janeiro de 1944, e Lei nº 1.162, de 22 de julho de 1950; e
ECT - Lei nº 8.529, de 14 de dezembro de 1992.

00WU Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite

Constituição Federal, art. 100, § 2º do art. 3º da Lei Complementar nº 200, de 30 de agosto de 2023, que instituiu o Novo Regime Fiscal Sustentável. Decisão do Supremo Tribunal Federal nas Ações Diretas de Inconstitucionalidade – ADIs nºs 7047 e 7064, ambas de 2023. Art. 32, II do Projeto de Lei de Diretrizes Orçamentárias para 2025 (PLN nº 3, de 2024).

00WW Pessoal Ativo do Serviços Públicos de Saúde do Distrito Federal

Constituição Federal de 1988, art. 21. inciso XIV; e Lei nº 10.633, de 27 de dezembro de 2002.

00WX Pessoal Ativo do Serviços Públicos de Educação do Distrito Federal

Constituição Federal de 1988, art. 21. inciso XIV; e Lei nº 10.633, de 27 de dezembro de 2002.

00WY Pessoal Ativo das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal

Constituição Federal de 1988, art. 21. inciso XIV; e Lei nº 10.633, de 27 de dezembro de 2002.

00X3 Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados

Constitução Federal de 1988, art. 201, parágrafo 9º;
LEI Nº 9.796, DE 5 DE MAIO DE 1999;
DECRETO Nº 10.188, DE 20 DE DEZEMBRO DE 2019.
Instrução Normativa SEDDG/ME N°96, de 20 de outubro de 2021

00X4 Compensação Financeira entre o SPSMFA e os demais RPPS dos entes federados

Constitução Federal de 1988, art. 201, parágrafo 9º-A.

0179 Pensões Militares da União

Constituição Federal, art. 21, inciso XIV.
Lei Complementar nº 41, de 22 de dezembro de 1981 (extinto Território Federal de Rondônia).
Lei nº 10.486, de 4 de julho de 2002 (extinto Estado da Guanabara) (extinto Estado da Guanabara); artigo 14, do ADCT, (ex-Territórios Federais do Amapá e Roraima).
Lei nº 13.954, de 16 de dezembro de 2019.
Lei nº 3.765, de 4 de maio de 1960.
Lei nº 4.070, de 15 de junho de 1962 (extinto Território Federal do Acre).
Lei nº 10.633, de 27 de dezembro de 2002.
Lei nº 14.059, de 22 de setembro de 2020.
Medida Provisória nº 2.215-10, de 31 de agosto de 2001.
Medida Provisória nº 971, de 26 de maio de 2020.

0181 Aposentadorias e Pensões Civis da União

Lei nº 8.112, de 11 dezembro de 1990
Lei nº 9.717, de 27 de novembro de 1998.

0223 Transferência de Cotas-Partes da Compensação Financeira - Tratado de ITAIPU (Lei nº 8.001, de 1990 - Art.1º)

Constituição Federal de 1988, art. 20, §1º; Lei nº 8.001, de 13 de março de 1990, art. 1º e Lei nº 9478, de 6 de agosto de 1997.

0312 Serviços Públicos de Educação do Distrito Federal

Constituição Federal de 1988, art. 21. inciso XIV; e Lei nº 10.633, de 27 de dezembro de 2002.

0369 Transferência das Quotas Estadual e Municipal do Salário-Educação

Constituição Federal de 1988, art. 212, §§ 5° e 6º; Lei 9.766 de 18 de dezembro de 1998; Lei 11.457, de 16 de março de 2007, art. 3º, §6º; Decreto 6.003, de 28 de dezembro de 2006.

0531 Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal

Lei 9.506/97 - art. 6º
Constitução Federal de 1988, art. 201, parágrafo 9º;
LEI Nº 9.796, DE 5 DE MAIO DE 1999;
DECRETO Nº 10.188, DE 20 DE DEZEMBRO DE 2019.

0534 Financiamento aos Setores Produtivos da Região Norte - FNO (Lei nº 7.827, de 27 de setembro de 1989)

Constituição Federal de 1988, art. 159, I, c; Lei nº 7.827, de 27 de setembro de 1989; Lei nº 10.177, de 12 de janeiro de 2001; Decreto n° 6.047, de 22 de fevereiro de 2007; Lei nº 13.530, de 7 de dezembro de 2017; Lei nº 13.682, de 19 de junho de 2018.

0536 Benefícios de Legislação Especial

Montepio Civil: Decreto nº 942 A, de 31 de outubro de 1890;
Vítimas da Talidomida: Lei nº 7.070, de 1982 e Lei nº 8.686, de 1993;
Hemodiálise de Caruaru: Lei nº 9.422, de 1996;
Césio 137: Lei nº 9.425, de 1996;
Acidente de Alcântara: Lei 10.821, de 2003;
Hanseníase: Lei nº 11.520, de 2007;
Jogadores das Seleções de Futebol de 1958, 1962 e 1970: Lei nº 12.663, de 2012;

Ação Orçamentária / Base Legal

Indenização a Viúvas: Lei nº 1.593, de 1952, Lei nº 3.130, de 1957, Lei nº 5.598, de 1970;
Pensão a dependentes de vítimas de acidentes: Lei nº 6.467, de 1977; Lei nº 6.929, de 1981; Lei nº 9.599, de 1997;
Veteranos da Revolução Acreana: Lei nº 3.951, de 1960;
Indenização a dependentes de vítima em dependência da Polícia Federal: Lei nº 9.305, de 1996;
Zika Vírus: Lei nº 13.985/2020; Lei 15.156/2025
Pensão especial aos ex-integrantes do Batalhão Suez: LEI Nº 14.765, DE 22 DE DEZEMBRO DE 2023
Pensão especial aos filhos e dependentes crianças ou adolescentes, órfãos em razão do crime de feminicídio: LEI Nº 14.717, DE 31 DE OUTUBRO DE 2023
entre outras.

0546 Transferências de Cotas-Partes da Compensação Financeira pela Utilização de Recursos Hídricos para fins de Geração de Energia Elétrica (Lei nº 8.001, de 1990 - Art.1º)

Constituição Federal de 1988, art. 20, §1º; Lei nº 8.001, de 13 de março de 1990, art. 1º e Lei nº 9.648, de 27 de maio de 1998, art. 17.

0547 Transferências de Cotas-Partes da Compensação Financeira pela Exploração de Recursos Minerais (Lei nº 8.001, de 1990 - Art.2º)

Constituição Federal de 1988, art. 20, §1º e Lei nº 8.001, de 13 de março de 1990, art. 2º.

0581 Abono Salarial

Art. 239, § 3º, da CF, combinado com o art. 9º da Lei n.º 7.998/90.

0625 Sentenças Judiciais Transitadas em Julgado de Pequeno Valor

CF/88, art. 100, § 3º e Lei 10.259, de 2001, art. 17, § 1º, Lei 13.463, de 6 de julho de 2017.

0643 Complemento da Atualização Monetária dos Recursos do Fundo de Garantia do Tempo de Serviço - FGTS (Lei Complementar nº 110, de 2001)

Lei Complementar nº 110, de 29 de junho de 2001.

0734 Indenização a Vítimas de Violação das Obrigações Contraídas pela União por Meio da Adesão a Tratados Internacionais de Proteção dos Direitos Humanos

Constituição Federal - art. 5º, § 2º; Decreto nº 678/92; Decreto nº 4.463/02; e Decreto nº 4.388/02.

0739 Indenização a Anistiados Políticos

Ato das Disposições Constitucionais Transitórias – ADCT, art. 8º;
Lei nº 6.583, de 28 de agosto de 1979;
Lei nº 10.559, de 13 de novembro de 2002; e
Lei nº 11.354, de 19 de outubro de 2006.

0999 Transferência de repartição da Contribuição de Intervenção no Domínio Econômico - CIDE Combustíveis

Constituição Federal, art.159, inciso III (Da repartição das repartições tributárias); Lei nº 10.336, de 19 de dezembro de 2001 (Institui a CIDE-Combustíveis e dá outras providências).

09HB Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais

Lei nº 10.887, de 18 de junho de 2004

0A53 Transferências das Participações pela Produção de Petróleo e Gás Natural (Lei nº 9.478, de 1997)

Constituição Federal de 1988, art. 20, §1º, Lei nº 9.478 de 6 de agosto de 1997, arts. 48, 49 e 50, Lei nº 7.525, de 22 de julho de 1986, e Decreto nº 2.705 de 3 de agosto de 1998, arts. 35 e 35-A.

0C03 Transferência de Recursos Decorrentes de Concessões Florestais (Lei nº 11.284, de 2006 - Art. 39)

Lei nº 11.284, de 2 de março de 2006, art. 39, inciso II, alíneas "a" e "b" e § 1º.

0C33 Transferência ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação - FUNDEB

Constituição Federal de 1988, art.212-A (Prevê a existência do FUNDEB); Lei nº 14.113, de 25 de dezembro de 2020 (Regulamenta a previsão constitucional do FUNDEB); Decreto nº 10.656, de 22 de março de 2021 (Regulamenta a Lei nº 14.113/2020).

0EC7 Sentenças Judiciais Transitadas em Julgado (Precatórios relativos à complementação da União ao Fundef)

Emenda Constitucional nº 114, de 2021, Art. 4º

0Z00 Reserva de Contingência - Financeira

Lei Complementar nº 101, de 04/05/2000 - Lei de Responsabilidade Fiscal, art. 5º, inciso III.

0Z01 Reserva de Contingência Fiscal - Primária

Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal, art. 5º, inciso III, alínea "b"; e LDO de cada exercício.

0Z05 Reservas Específicas para o atendimento de emendas de execução obrigatória, exceto destinadas a ações e serviços públicos de saúde

Constituição Federal, art. 166, §§ 9º e 12.

0Z08 Reservas Específicas para o atendimento de emendas de execução obrigatória destinadas a ações e serviços públicos de saúde

Lei nº 14436, de 9 de agosto de 2022

2004 Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes

-Servidores civis e empregados públicos: Lei nº 8.112, de 11 de dezembro de 1990, arts. 206-A, 230 - geral;
Decreto 6.856, de 25 de maio de 2009 - para exames periódicos; acordos coletivos de trabalho, convenções coletivas de trabalho e/ou dissídios coletivos de trabalho de empregados - para empresas estatais dependentes; demais legislações específicas; Instrução Normativa SGP/SEDGG/ME Nº 97, de 26 de dezembro de 2022;

- Militares das Forças Armadas: Lei nº 6.880, de 9 de dezembro de 1980, art. 50, Inciso IV, alínea e), e art. 50-A – para assistência médica aos militares;
Lei nº 13.954, de 16 de novembro de 2019, Art. 13, Inciso II; Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 25 – para contribuição própria dos militares; e
Decreto nº 92.512, de 02 de abril 1986 – tanto para assistência médica quanto para respectivas contribuições dos militares; e

- Pessoal Ativo Militar dos Extintos Territórios: Lei 10.486, de 04 de julho de 2002, arts. 32 e 65 e Lei nº 13.328, de 29 de julho de 2016, arts. 99 e 100.

20TP Ativos Civis da União

Constituição Federal, art. 21, inciso XIV;
Decreto-Lei nº 5.452, de 1º de maio de 1943 - CLT;
Lei nº 8.112, de 11 de dezembro de 1990;
Lei nº 10.633, de 27 de dezembro de 2002;
Lei nº 14.059, de 22 de setembro de 2020.

212B Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes

Para todos os benefícios obrigatórios:
Lei de Diretrizes Orçamentárias - Anexo que contempla as despesas que não estão sujeitas à limitação de empenho, conforme disposto no § 2º do art. 9º da Lei Complementar nº 101, de 2000 - Lei de Responsabilidade Fiscal.

Auxílio-Alimentação:
- Servidores civis e empregados públicos:
Lei nº 8.460, de 17 de setembro de 1992, art. 22 - geral; e acordos coletivos de trabalho, convenções coletivas de trabalho e/ou dissídios coletivos de trabalho de empregados - para empresas estatais dependentes;
- Militares das Forças Armadas:
Lei nº 6.880, de 09 de dezembro de 1980, art. 50, inciso IV, alínea g;
Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º, alínea e, art. 3º, inciso XIII e Anexo IV, Tabela III;
Decreto nº 4.307, de 18 de julho de 2002, Seção V; e
- Pessoal Ativo Militar dos Extintos Territórios:
Lei nº 10.486, de 04 de julho de 2002, art. 2º, Inciso I, alínea e, art. 3º, Inciso XIII, art. 65, Anexo IV, Tabela III.

Auxílio-Transporte:
- Servidores civis e empregados públicos:
Medida Provisória nº 2.165-36, de 23 de agosto de 2001 (geral);
- Militares das Forças Armadas:
Lei 13.954, de 16 de dezembro de 2019, art. 11;
Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º, Inciso I, alínea b, art. 3º, inciso X; e
- Pessoal Ativo Militar dos Extintos Territórios:
Lei nº 10.486, de 04 de julho de 2002, art. 2º, Inciso I, alínea b, art. 3º, X, e art. 65.

Assistência Pré-Escolar:
- Geral:
Constituição Federal de 1988 art. 7º, inciso XXV; Lei nº 8.069, de 13 de julho de 1990, art. 54, inciso IV;
- Servidores civis:
Decreto nº 977, de 10 de novembro de 1993;
- Empregados públicos:
Decreto-Lei nº 5.452, de 1º de maio de 1943 (CLT), art. 389, §§ 1º e 2º, e acordos coletivos de trabalho, convenções coletivas de trabalho e/ou dissídios coletivos de trabalho de empregados das empresas estatais dependentes;
- Militares das Forças Armadas:
Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º, Inciso II, alínea b; e
- Pessoal Ativo Militar dos Extintos Territórios:
Lei nº 10.486, de 04 de julho de 2002, art. 2º, Inciso II, alínea a, art. 3º, X, e art. 65.

Auxílios funeral e natalidade:
- Servidores civis:
Lei nº 8.112, de 11 de dezembro de 1990, arts. 196 e 226;
- Empregados públicos: acordos coletivos de trabalho, convenções coletivas de trabalho e/ou dissídios coletivos de trabalho de empregados das empresas estatais dependentes;
- Militares das Forças Armadas:
Lei nº 6.880, de 9 de dezembro de 1980, art. 50, inciso IV, alínea f;
Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º, Inciso I, alíneas f e h, art. 3º, Incisos XIV e XVI, e Anexo IV, Tabelas IV e V; e
- Pessoal Ativo Militar dos Extintos Territórios:
Lei nº 10.486, de 04 de julho de 2002, art. 2º, Inciso I, alíneas g e i, art. 3º, Incisos XV e XVII, art. 65, e Anexo IV, Tabelas IV e VI.

Auxílio-Fardamento aos Militares da Ativa:
- Militares das Forças Armadas:
Lei nº 6.880, de 09 de dezembro de 1980, art. 50, inciso IV, alínea h; Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º, Inciso I, alíneas d, art. 3º, Inciso XII, e Anexo IV, Tabelas II; e
Decreto nº 4.307, de 18 de julho de 2002, arts. 61 a 64; e
- Pessoal Ativo Militar dos Extintos Territórios:
Lei nº 10.486, de 04 de julho de 2002, art. 2º, Inciso I, alínea d, art. 3º, XII, art. 65, e Anexo IV, Tabela II.

Indenização de Representação no Exterior - IREx e Auxílio-Familiar no Exterior: Lei nº 5.809, de 10 de outubro de 1972, art. 8º, inciso III, alíneas a e b.

Salário-Família:
- Geral:
CF art. 7º, inciso XII;
- Servidores Civis:
Lei nº 8.112, de 11 de dezembro de 1990, art. 185, inciso I, alínea c, e art. 197;
- Militares das Forças Armadas:
Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º, Inciso II, alínea c; e
- Pessoal Ativo Militar dos Extintos Territórios:
Lei nº 10.486, de 04 de julho de 2002, art. 2º, Inciso II, alínea c, art. 65.

Auxílio-reclusão: Lei nº 8.112, de 11 de dezembro de 1990, art. 185, inciso II, alínea c, e art. 229.

214H Inativos Militares da União

Constituição Federal de 1988, art. 21, inciso XIV;
Ato das Disposições Constitucionais Transitórias, artigo 14 - ex-Territórios Federais do Amapá e Roraima;
Lei Complementar nº 41, de 22 de dezembro de 1981 - extinto Território Federal de Rondônia;
Lei nº 10.486, de 4 de julho de 2002 - extinto Estado da Guanabara;
Lei nº 13.954, de 16 de dezembro de 2019;
Lei nº 14.059, de 22 de setembro de 2020;
Lei nº 4.070, de 15 de junho de 1962 - extinto Território Federal do Acre;
Lei nº 10.633, de 27 de dezembro de 2002;
Lei nº 14.059, de 22 de setembro de 2020;
Medida Provisória nº 2.215-10, de 31 de agosto de 2001;
Portaria normativa nº 31/GM-MD, de 24 de maio de 2018;
Portaria Normativa nº 37/GM-MD, de 14 de junho de 2018.

21BW Bônus de Eficiência e Produtividade de Servidores Inativos e Pensionistas da União

Lei nº 13.464, de 10 de julho de 2017.

21BX Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União

Lei nº 13.464, de 10 de julho de 2017

21EP Retribuição no Exterior

Lei nº 8.112, de 11 de dezembro de 1990.
Lei nº 5.809, de 10 de outubro de 1972.

21EZ Auxílio-Moradia dos Militares dos ex-Territórios

Lei nº 13.681, de 18 de junho de 2018 e Lei nº 10.486, de 4 de julho de 2002.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

2867 Ativos Militares da União

Lei nº 10.486, de 4 de julho de 2002, art. 65.
Lei nº 13.954, de 16 de dezembro de 2019.
Lei nº 14.059, de 22 de setembro de 2020.
Medida Provisória nº 2.215-10, de 31 de agosto de 2001.

Demais Ações Orçamentárias, por Unidade Orçamentária

01101 Câmara dos Deputados

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Resolução da Câmara dos Deputados nº. 12, de 23 de junho de 2009.

00UT Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica

Decreto Legislativo nº 6, de 21/3/1988 c/c Decreto nº 97.212, de 12/12/1988; Decreto Legislativo nº 90, de 1992; e Resoluções da Câmara dos Deputados nºs. 28 de 22/6/55; e 29 de 22/12/2004.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Ato da Mesa nº. 48 de 7/7/2009.

10S2 Construção do Centro de Tecnologia da Câmara dos Deputados

Constituição Federal, art. 51, inciso IV; e Regimento Interno da Câmara dos Deputados, art. 15, inciso XVII.

12F2 Reforma dos Imóveis Funcionais Destinados à Moradia dos Deputados Federais

Constituição Federal, art. 51, IV; e Regimento Interno da Câmara dos Deputados, arts. 15, inciso XVII e 266, Parágrafo Único.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e Ato da Mesa nº 104, de 1988.

4061 Processo Legislativo, Fiscalização e Representação Política

Constituição Federal, art. 51, IV; e Regimento Interno da Câmara dos Deputados, art. 265.

01901 Fundo Rotativo da Câmara dos Deputados

4061 Processo Legislativo, Fiscalização e Representação Política

Constituição Federal, art. 51, IV; e Regimento Interno da Câmara dos Deputados, art. 265.

02101 Senado Federal

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Associação Brasileira de Televisões e Rádios Legislativas (ASTRAL): Resolução nº 3/2011
União Nacional das Instituições de Autogestão em Saúde (UNIDAS): Ato da Comissão Diretora nº 38/1997

00UT Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica

União Interparlamentar: Resolução do Senado Federal nº 9/1955
Parlamento Latino Americano: Decreto Legislativo CN nº 90/1992 e Decreto nº 97.212/1988

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Associação dos Secretários-Gerais do Parlamento (ASGP): Ato da Comissão Diretora nº 5/2003
Parlaméricas: Resolução nº 2/2007 - CN

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Ato do Terceiro-Secretário nº 01, de 2010, publicado no Boletim Administrativo de Pessoal nº 4584, de 16 de novembro de 2010.
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública

Art. 21 da Lei nº 12.232, de 29 de abril de 2010

4061 Processo Legislativo, Fiscalização e Representação Política

Constituição Federal, arts. 52 e 59.

03101 Tribunal de Contas da União

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Arts. 70, 71, 72 e 73, Constituição Federal, Lei nº 8.443/92 (Lei Orgânica do TCU).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública

Art. 21 da Lei nº 12.232, de 29 de abril de 2010; Art. 18 da Resolução-TCU n.º 284, de 30 de dezembro de 2016.

21IK Exercício do Mandato do TCU no Conselho de Auditores da Organização da Nações Unidas (ONU) - UN Board of Auditors

- Lei nº 14.804, de 10 de janeiro de 2024 - dispõe sobre a atuação do Tribunal de Contas da União (TCU) como membro do Conselho de Auditores da Organização das Nações Unidas (ONU);
- Decreto nº 10.593, de 24 de dezembro de 2020 – aprova a Estrutura Regimental do TCU, que prevê, no art. 4º, inciso I, a cooperação internacional com organismos multilaterais, inclusive no âmbito de auditorias;
- RESOLUÇÃO-TCU Nº 368, DE 14 DE MARÇO DE 2024 - dispõe sobre as regras de atuação e o funcionamento da representação do TCU no Comitê de Operações de Auditoria do Conselho de Auditores das Nações Unidas;
- Resolução da Assembleia Geral das Nações Unidas A/RES/74/260 – trata da composição e funcionamento do UNBOA.

4018 Fiscalização da Aplicação dos Recursos Públicos Federais

Arts. 70, 71, 72 e 73, Constituição Federal, Lei nº 8.443/92 (Lei Orgânica do TCU).

10101 Supremo Tribunal Federal

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Compromisso internacional do qual o Brasil é parte integrante.
- Comissão de Veneza: Ofício AIN n. 13 /2008/STF, de 3 de novembro de 2008 e Ofício S/N do MRE, de 28 de maio de 2009.
- Conferência Mundial sobre Justiça Constitucional (WCCJ): Correspondência JdemJU29 – CdB/mj e Carta do Presidente do STF, de 12 de fevereiro 2012.
- Conferência das Jurisdições Constitucionais dos Países de Língua Portuguesa (CJCPLP): Ata de reunião da IV Assembleia da CJCPLP, realizada no dia 8 de abril de 2016, no Supremo Tribunal Federal.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/79 - LOMAN.
Arts. 60-A a 60-E da Lei n° 8.112/90.
Art. 50, inciso II da Lei nº 8625/93 - LONMP;
Art. 227 da Lei Complementar nº 75/93.

6359 Apreciação e Julgamento de Causas no Supremo Tribunal Federal

Constituição Federal de 1988, art. 102.

11101 Superior Tribunal de Justiça

14PU Construção do Bloco G da Sede do STJ

Artigos 99 e 105 da Constituição Federal

157T Construção do Edifício-Sede da Escola Nacional de Formação e Aperfeiçoamento de Magistrados

Constituição Federal, art. 105, Parágrafo Único, inciso I.

15SY Construção do Edifício-Sede do CEFOR

Constituição Federal, art. 39, § 2º

20G2 Formação e Aperfeiçoamento de Magistrados

Constituição Federal, art. 105, Parágrafo Único, inciso I.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n. 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; Resolução CNJ n. 274, de 18 de dezembro de 2018; Resolução STJ/GP n. 6, de 21 de março de 2023, e Instrução Normativa STJ/GP n. 12, de 21 de março de 2023.

4236 Apreciação e Julgamento de Causas

Constituição Federal, arts. 104 e 105, art. 37, incisos de X a XV, art. 39 § 1º, Lei 10.474/02; Lei nº 10.461/02; Resolução CNJ nº 232; e Resolução CNJ nº 85.

12101 Justiça Federal de Primeiro Grau

102S Construção do Edifício-Sede da Justiça Federal em Juazeiro do Norte - CE

CF 88 - art. 99

103F Construção do Edifício-Anexo da Justiça Federal em Campo Grande - MS

CF/88, art. 99.

11JL Construção do Edifício-Sede da Justiça Federal em Foz do Iguaçu - PR

CF/88, art. 99.

11KR Construção do Edifício-Sede da Justiça Federal em Blumenau - SC

CF/88, art. 99.

11KU Construção do Edifício-Sede da Justiça Federal em Joinville - SC

CF/88, Art 99.

12R9 Construção do Edifício-Sede II da Seção Judiciária em Salvador - BA (Juizados Especiais Federais)

CF/88, Art. 99.

12RS Construção do Edifício-Sede da Justiça Federal em Diamantino- MT

Art. 99 da CF/1988.

12SO Construção do Edifício-Sede da Justiça Federal em Santana do Ipanema - AL

CF/88, art. 99.

13M3 Construção do Edifício-Sede da Justiça Federal em Arcoverde - PE

Art. 99 da CF/1988.

14YJ Construção do Edifício-Sede da Justiça Federal em Parnaíba - PI

Constituição Federal de 1988, art. 99.

15GG Construção do Edifício-Sede da Justiça Federal em Patos - PB

Art. 99 Constituição Federal

15YW Construção de Galpão para Arquivo, Depósito e Almoxarifado da Seção Judiciária em Aracaju - SE

Art. 99 da CF/88.

166D Construção do Edifício-Sede da Justiça Federal em Niterói - RJ

CF/88, art. 99

166G Construção do Edifício-Sede da Justiça Federal em Anápolis - GO

CF/88, art. 99.

166J Construção do Edifício-Sede da Justiça Federal em Viçosa - MG

CF/88, Art. 99

1A67 Construção do Edifício-Sede da Justiça Federal em Ji-paraná - RO

Art. 165, III da Constituição Federal de 1988.

Ação Orçamentária / Base Legal

1J08 Construção de Edifício-Sede da Justiça Federal em Naviraí - MS
CF/88, art. 99

1N39 Construção do Edifício-Sede da Justiça Federal em Campo Mourão - PR
Constituição Federal/88 Art. 99

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública
Resolução STF nº 232, de 1º julho de 2002

219Z Conservação e Recuperação do Patrimônio da União
CF/88, Art. 99.

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

12102 Tribunal Regional Federal da 1a. Região

11RV Construção do Edifício-Sede do Tribunal Regional Federal da 1ª Região em Brasília - DF
CF/88, Art. 99.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública
Resolução STF nº 232, de 1º julho de 2002

219Z Conservação e Recuperação do Patrimônio da União
CF/88, Art. 99

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

12103 Tribunal Regional Federal da 2a. Região

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219Z Conservação e Recuperação do Patrimônio da União
CF/88, Art. 99.

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

12104 Tribunal Regional Federal da 3a. Região

168Q Aquisição de Imóveis para Funcionamento do TRF da 3ª Região em São Paulo - SP - Unidade "M"
CF/88, art. 99.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219Z Conservação e Recuperação do Patrimônio da União
CF/88, Art. 99.

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

12105 Tribunal Regional Federal da 4a. Região

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública
Resolução STF nº 232, de 1º julho de 2002

219Z Conservação e Recuperação do Patrimônio da União
CF/88, Art. 99.

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

12106 Tribunal Regional Federal da 5a. Região

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública
Resolução STF nº 232, de 1º julho de 2002

219Z Conservação e Recuperação do Patrimônio da União
CF/88, Art. 99.

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

12107 Tribunal Regional Federal da 6ª Região

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

4224 Assistência Jurídica a Pessoas Carentes
CF/88, Art. 5º, inciso LXXIV.

4257 Julgamento de Causas na Justiça Federal
CF/88, Artigos 99, 106 a 110.

13101 Justiça Militar da União

169V Aquisição de Edifício-Sede das Auditorias da 11ª CJM
Constituição Federal 1988, art. 99

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Art. 65, II da Lei Complementar nº 35/79. Art. 227, VIII, da Lei Complementar nº 75/93. Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

4225 Processamento de Causas e Gestão Administrativa na Justiça Militar da União
Constituição Federal, arts. 122 a 124.

7808 Construção de Edifício-Sede do Superior Tribunal Militar
CF/88 - art. 99.

14101 Tribunal Superior Eleitoral

00SP Contribuição Voluntária ao Instituto Internacional para a Democracia e a Assistência Eleitoral – IDEA
Artigos 92, 99 e 118 da Constituição Federal;
Decreto nº 8.715, de 19 de abril de 2016 (Promulga os Estatutos do Instituto Internacional para a Democracia e a Assistência Eleitoral - IDEA, com sede em Estocolmo, Suécia).
Resolução TSE nº 23.483, de 28 de junho de 2016 (Regulamenta a atuação internacional do Tribunal Superior Eleitoral).

00SR Contribuição Voluntária ao Instituto Interamericano de Direitos Humanos da UNIORE - IIDH
Artigos 92, 99 e 118 da Constituição Federal;
Ata Constitutiva da UNIORE, subscrita em 22 de outubro de 1991;
Resolução TSE nº 23.483, de 28 de junho de 2016 (Regulamenta a atuação internacional do Tribunal Superior Eleitoral).

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Art. 65, II da Lei Complementar nº 35, de 14/03/1979 - Lei Orgânica da Magistratura Nacional;
Arts. 60-A a 60-E da Lei n° 8.112, de 11/12/1990 - Regime jurídico dos servidores públicos civis da União.

219I Publicidade Institucional e de Utilidade Pública
Lei nº 12.232, de 29/04/2010 - Normas gerais para licitação e contratação de serviços de publicidade.

21CN Gestão e Manutenção da Identificação Civil Nacional
Lei nº 13.444, de 11/05/2017 - Identificação Civil Nacional (ICN).

21EE Gestão da Política de Segurança da Informação e Cibernética na Justiça Eleitoral
Resolução CNJ nº 396/2021
Resolução TSE nº 23.644/2021

4269 Pleitos Eleitorais
Lei nº 4.373/65 - Código Eleitoral;
Lei nº 9.504, de 30/09/1997 - Estabelece normas para as eleições;
Lei nº 9.096, de 19/09/1995 - Dispõe sobre partidos políticos.

14102 Tribunal Regional Eleitoral do Acre

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14103 Tribunal Regional Eleitoral de Alagoas

Ação Orçamentária / Base Legal

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14104 Tribunal Regional Eleitoral do Amazonas

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14105 Tribunal Regional Eleitoral da Bahia

160Y Ampliação de Cartório Eleitoral em Barreiras - BA
Constituição Federal, arts. 92, 99 e 118. Lei nº 4.737/65 (cód. Eleitoral), art. 30.

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14106 Tribunal Regional Eleitoral do Ceará

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14107 Tribunal Regional Eleitoral do Distrito Federal

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Art. 65, II da Lei Complementar nº 35, de 14/03/1979 - Lei Orgânica da Magistratura Nacional;
Arts. 60-A a 60-E da Lei n° 8.112, de 11/12/1990 - Regime jurídico dos servidores públicos civis da União.

14108 Tribunal Regional Eleitoral do Espírito Santo

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14109 Tribunal Regional Eleitoral de Goiás

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14110 Tribunal Regional Eleitoral do Maranhão

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14111 Tribunal Regional Eleitoral de Mato Grosso

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14112 Tribunal Regional Eleitoral de Mato Grosso do Sul

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14113 Tribunal Regional Eleitoral de Minas Gerais

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14114 Tribunal Regional Eleitoral do Pará

169H Ampliação de Cartório Eleitoral em Castanhal - PA
Constituição federal, arts. 92, 99 e
Lei nº 4.737/65 (cód. eleitoral), art. 30

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14115 Tribunal Regional Eleitoral da Paraíba

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14116 Tribunal Regional Eleitoral do Paraná

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14117 Tribunal Regional Eleitoral de Pernambuco

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14118 Tribunal Regional Eleitoral do Piauí

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14119 Tribunal Regional Eleitoral do Rio de Janeiro

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos
Art. 65, II da Lei Complementar nº 35, de 14/03/1979 - Lei Orgânica da Magistratura Nacional;
Arts. 60-A a 60-E da Lei n° 8.112, de 11/12/1990 - Regime jurídico dos servidores públicos civis da União.

14120 Tribunal Regional Eleitoral do Rio Grande do Norte

169I Ampliação do Depósito de Urnas do Cartório Eleitoral no Município de Mossoró-RN
constituição federal, arts. 92, 99 e 118lei nº 4.737/65 (cód. eleitoral), art. 30

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14121 Tribunal Regional Eleitoral do Rio Grande do Sul

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14122 Tribunal Regional Eleitoral de Rondônia

159L Construção do Edifício-Sede do Tribunal Regional Eleitoral de Rondônia - RO
Arts. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei nº 4.737, de 15/07/65 - Código Eleitoral.

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14123 Tribunal Regional Eleitoral de Santa Catarina

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14124 Tribunal Regional Eleitoral de São Paulo

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral
Art. 92, 99 e da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14125 Tribunal Regional Eleitoral de Sergipe

Ação Orçamentária / Base Legal

169J Ampliação do Edifício-Sede do TRE-SE - Oficina e Sala dos Motoristas

Constituição federal, arts. 92, 99 e 118
Lei nº 4.737/65 (cód. eleitoral), art. 30

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral

Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14126 Tribunal Regional Eleitoral de Tocantins

15WC Ampliação do Edifício-Sede do Tribunal Regional Eleitoral do Tocantins

Arts. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei nº 4.737, de 15/07/65 - Código Eleitoral.

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral

Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14127 Tribunal Regional Eleitoral de Roraima

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral

Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

14128 Tribunal Regional Eleitoral do Amapá

20GP Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral

Art. 92, 99 e 118 da Constituição Federal;
Art. 30 da Lei 4.737/65 - Código Eleitoral;
Resolução CNJ nº 443, de 17/01/2022;
Resolução TSE nº 23.422, de 06/05/2014.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, II da Lei Complementar nº 35, de 14/03/1979 - Lei Orgânica da Magistratura Nacional;
Arts. 60-A a 60-E da Lei n° 8.112, de 11/12/1990 - Regime jurídico dos servidores públicos civis da União.

14901 Fundo Partidário

0413 Manutenção e Operação dos Partidos Políticos

Art. 17 da CF/88
Lei nº 9.096, de 19 de setembro de 1995
Resolução nº 23.604, de 17 de dezembro de 2019

15101 Tribunal Superior do Trabalho

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15102 Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro

169K Construção do Edifício-Sede do Fórum Trabalhista de Campos dos Goytacazes - RJ

Art. 99 da Constituição Federal, Decreto-Lei 5.926 de 26/10/1943

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15103 Tribunal Regional do Trabalho da 2a. Região - São Paulo

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15104 Tribunal Regional do Trabalho da 3a. Região - Minas Gerais

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15105 Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul

134A Construção do Edifício-Anexo ao Fórum Trabalhista de São Leopoldo - RS

Constituição Federal, art.99; Lei nº 10.098/2000; Resoluções CSJT nºs. 70/2010 e 130/2013.

134B Construção do Edifício-Anexo ao Fórum Trabalhista de Rio Grande - RS

Constituição Federal, art.99; Lei nº 10.098/2000; Resoluções CSJT nºs. 70/2010 e 130/2013.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15106 Tribunal Regional do Trabalho da 5a. Região - Bahia

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15107 Tribunal Regional do Trabalho da 6a. Região - Pernambuco

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15108 Tribunal Regional do Trabalho da 7a. Região - Ceará

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15109 Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

169L Implantação de Subestação Elétrica no Edifício-Sede do TRT da 8ª Região - PA

Art. 8º da Resolução CSJT nº 70/2010;
Lei nº 14.133/2021.
Acórdão - Processo CSJT-AvOb-1051-79.2024.5.90.0000

169M Ampliação do Edifício-Sede do Fórum Trabalhista de Marabá - PA

Art. 18 da Resolução CSJT nº 70/2010;
Lei nº 14.133/2021;

169N Ampliação do Edifício-Sede do Tribunal Regional do Trabalho da 8ª Região - PA

Art. 18 da Resolução CSJT nº 70/2010;
Lei nº 14.133/2021.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15110 Tribunal Regional do Trabalho da 9a. Região - Paraná

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15111 Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15112 Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima

10WS Construção do Edifício-Sede do Fórum Trabalhista de Manaus - AM

Art. 99, Constituição Federal de 1988; Lei nº 10.770/2003; e Resolução CSJT n.º 70/2010.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990; e Lei de Diretrizes Orçamentárias - LDO.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15113 Tribunal Regional do Trabalho da 12a. Região - Santa Catarina

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15114 Tribunal Regional do Trabalho da 13a. Região - Paraíba

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15115 Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15116 Tribunal Regional do Trabalho da 15a. Região - Campinas/SP

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15117 Tribunal Regional do Trabalho da 16a. Região - Maranhão

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15118 Tribunal Regional do Trabalho da 17a. Região - Espírito Santo

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15119 Tribunal Regional do Trabalho da 18a. Região - Goiás

169O Construção do Edifício-Sede do Fórum Trabalhista de Rio Verde - GO

Artigos 99 e 111 da Constituição Federal e Resolução Administrativa TRT18 n. 132/2024.
Resolução CSJT nº 70/2010

169Q Construção do Edifício-Sede da Vara do Trabalho de Jataí - GO

Artigos 99 e 111 da Constituição Federal e Resolução Administrativa TRT18 n. 132/2024.
Resolução nº 70/2010.

169R Construção do Edifício-Sede da Vara do Trabalho de São Luís de Montes Belos - GO

Artigos 99 e 111 da Constituição Federal e Resolução Administrativa TRT18 n. 132/2024.
Resolução nº 70/2010.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

Ação Orçamentária / Base Legal

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15120 Tribunal Regional do Trabalho da 19a. Região - Alagoas

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15121 Tribunal Regional do Trabalho da 20a. Região - Sergipe

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15122 Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15123 Tribunal Regional do Trabalho da 22a. Região - Piauí

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15124 Tribunal Regional do Trabalho da 23a. Região - Mato Grosso

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

15125 Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 65, inciso II da Lei Complementar nº 35/1979 - LOMAN; arts. 60-A a 60-E da Lei n° 8.112/1990.

219I Publicidade Institucional e de Utilidade Pública

CF/88, seção V - dos juízes e tribunais do trabalho, arts. a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4256 Apreciação de Causas na Justiça do Trabalho

CF/88, seção V - dos juízes e tribunais do trabalho, artigos 111 a 116; Decreto-Lei nº 5.452/1943 (Consolidação das Leis Trabalhistas - CLT); e Lei nº 8.984/95.

16101 Tribunal de Justiça do Distrito Federal

168K Construção do Centro de Formação, Inovação e Observação, Tecnologia e Memória Institucional do TJDFT

Lei nº 11.697, de 13 de junho de 2008 - Lei de Organização Judiciária do Distrito Federal e dos Territórios.

4224 Assistência Jurídica a Pessoas Carentes

CF/88 - art. 5º, inciso LXXIV.

4234 Apreciação e Julgamento de Causas no Distrito Federal

CF/88 - art. 99; Lei Nº 11.416, de 15 de dezembro de 2006

17101 Conselho Nacional de Justiça

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art 65, inciso II, da Lei Complementar nº 35, 14 de março de 1979; Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; e Resolução-CNJ nº 274, de 18 de dezembro de 2018.

21BH Controle da atuação administrativa e financeira do Poder Judiciário, do cumprimento dos deveres funcionais dos juízes e Gestão de Políticas Judiciárias

Constituição Federal/1988: Art. 103-B; e Artigo 39, Parágrafo 2º. Lei nº 11.364/2006. Lei n° 11.416/2006: Artigo 10. Lei nº 11.419/2006, Lei nº 13.709/2018. Lei nº 10.461, de 17 de maio de 2002. Resolução nº 76/2009-CNJ. Resolução nº 111/2010-CNJ. Resolução CNJ nº 185/2013. Resolução nº 232, de 1º de junho de 2002. Regimento Interno do CNJ.

21IQ Modernização do Poder Judiciário

Constituição Federal, art. 92, I-A c/c STF, ADC 12, de 20.08.2008
Constituição Federal, art. 167, IX e XIV
Código de Processo Civil, art. 97
Lei Complementar nº 200/2023 c/c STF ADI 7.641
Resolução CNJ nº 627/2025

20101 Presidência da República

00QF Integralização de Cotas em Fundo de Apoio à Estruturação e ao Desenvolvimento de Projetos de Concessões e Parcerias Público-privadas da União, dos Estados, do Distrito Federal e dos Municípios

Lei nº 13.529, de 4 de dezembro de 2017 - Dispõe sobre a participação da União em fundo de apoio à estruturação e ao desenvolvimento de projetos de concessões e parcerias público-privadas;
Decreto nº 9.217, de 4 de dezembro 2017 - Dispõe sobre a composição, o funcionamento e a competência do Conselho de Participação no Fundo de Apoio à Estruturação e ao Desenvolvimento de Projetos de Concessão e Parcerias Público-privadas da União, dos Estados, do Distrito Federal e dos Municípios e autoriza a União a proceder à integralização de cotas em fundo administrado pela Caixa Econômica Federal.; e
Lei nº 13.334, de 13 de setembro de 2016 - Cria o Programa de Parcerias de Investimentos - PPI;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.329, de 1º janeiro de 2023 - Aprova a Estrutura Regimental da Casa Civil da Presidência da República;
Decreto nº 11.412, de 10 de fevereiro de 2023 - Dispõe sobre o Conselho do Programa de Parcerias de Investimentos;

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto-Lei 200, de 1967; Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;; Decreto nº 11.329, de 1º de janeiro de 2023;

00W7 Contribuição à Organização dos Estados Ibero-americanos para a Educação, a Ciência e a Cultura (OEI) para Realização de Atividades de Promoção do Diálogo e da Participação Social

Artigo 12 da Lei 14.791, Lei de Diretrizes Orçamentárias - LDO 2024, inciso XVIII; Decreto nº 5.128, de 6 de julho de 2004, promulga o Acordo de Sede entre o Governo da República Federativa do Brasil e a Organização dos Estados Ibero-Americanos para a Educação, a Ciência e a Cultura (OEI), celebrado em Brasília, em 30 de janeiro de 2002.,Decreto nº 7.503, de 24 de julho de 2011, promulga o Convênio de Santo Domingo (Ata de Registro dos Estatutos da Organização de Educação Ibero-americana - OEI), assinado em 31 de outubro de 1957.,Decreto nº 8.289, de 25 de julho de 2014, promulga o Acordo Básico de Cooperação Técnica entre o Governo da República Federativa do Brasil e a Organização dos Estados Ibero-Americanos para a Educação, Ciência e Cultura, firmado em Brasília, em 21 de setembro de 2011.

00XD Contribuição Voluntária ao Fundo Global para a Integridade da Informação sobre Mudanças do Clima, da Organização das Nações Unidas para a Educação, a Ciência e a Cultura (UNESCO)

Lei nº 15.080, de 30 de dezembro de 2024, inciso XIX do caput do art. 12; e Declaração Ministerial de Maceió do G20 sobre Inclusão Digital para Todos.

15R5 Implantação do Sistema de Proteção das Instalações Presidenciais - (ProPR)

Lei nº 14.600, de 19 de junho de 2023, Art. 8º, § 1º; Decreto nº 11.676, de 30 de agosto de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das Gratificações do Gabinete de Segurança Institucional da Presidência da República, e remaneja e transforma cargos em comissão, funções de confiança e gratificações; e Lei nº 14.802, de 10 de janeiro de 2024 (Institui o Plano Plurianual da União para o período de 2024 a 2027).

2000 Administração da Unidade

Decreto-Lei 200, de 1967; Decreto nº 10.907, de 20 de dezembro de 2021; Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;

2017 Comunicação Institucional

Art. 37 da Constituição Federal de 1988; Art. 6º, Lei nº 14.600 de 19 de junho de 2023, que estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.362, de 1º de janeiro de 2023; Decreto nº 6.555, de 8 de setembro de 2008, que dispõe sobre as ações de comunicação do Poder Executivo Federal; e Normativos da Secretaria de Comunicação Social da Presidência da República - Secom:

1. Portaria MCOM nº 3.948, de 26 de outubro de 2021, que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal;

2. Instrução Normativa nº 1 - SECOM/PR, de 19 de junho de 2023, que dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal - SICOM.

20D5 Gerenciamento das Relações Institucionais do Governo

Ação Orçamentária / Base Legal

Lei nº 14.600, de 19 de junho de 2023, que estabelece a organização básica da Presidência da República e dos Ministérios. Decreto nº 11.364, de 1º de janeiro de 2023, que aprova a estrutura regimental da Secretaria de Relações Institucionais da Presidência da República.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

216X Funcionamento dos Conselhos e Comissões da Presidência da República

Decreto s/nº, de 26 de maio de 1999, Decreto nº 6.029, de 01 de fevereiro de 2007; Lei nº 12.813, de 16 de maio de 2013; Lei nº 12.852, de 05 de agosto de 2013; Decreto nº 11.470, de 05 de abril de 2023.

216Z Gestão e Promoção do Programa de Parcerias de Investimentos

Lei nº 13.334, de 13 de setembro de 2016 - Cria o Programa de Parcerias de Investimentos - PPI;
Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.329, de 1º janeiro de 2023 - Aprova a Estrutura Regimental da Casa Civil da Presidência da República;
Decreto nº 11.412, de 10 de fevereiro de 2023 - Dispõe sobre o Conselho do Programa de Parcerias de Investimentos;

217Y Gestão e Fomento de Políticas Públicas de Juventude

Lei 11.129, de 30 de junho de 2005; Emenda Constitucional nº 65, de 13 de julho de 2010; Lei 12.852, de 05 de agosto de 2013; Lei nº 12.933, de 26 de dezembro de 2013; Decreto nº 8.537, de 05 de outubro de 2015; Decreto nº 11.363, de 1º de janeiro de 2023; Decreto nº 11.535, de 19 de maio de 2023; Decreto nº 11.470, de 05 de abril de 2023; Decreto nº 11.572, de 20 de junho de 2023.

21AP Segurança da Informação e Cibersegurança

Lei nº 14.600, de 19 de junho de 2023, Art. 8º, § 1º; e Decreto nº 11.676, de 30 de agosto de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das Gratificações do Gabinete de Segurança Institucional da Presidência da República, e remaneja e transforma cargos em comissão, funções de confiança e gratificações; Decreto nº 9.637, de 26 de dezembro de 2018 - Institui a Política Nacional de Segurança da Informação e Decreto nº 11.856, de 26 de dezembro de 2023 - Institui a Política Nacional de Cibersegurança.

21C5 Elaboração de Estudos e Avaliação de Projetos de Investimentos do Governo Federal

Lei nº 9.491, de 9 de setembro de 1997 - Programa Nacional de Desestatização;
Lei nº 13.334, de 13 de setembro de 2016 - Cria o Programa de Parcerias de Investimentos - PPI;
Decreto nº 2.594, de 15 de maio de 1998 - Programa Nacional de Desestatização;
Resoluções PR/Conselho PPI - CPPI nº 14, de 23 de agosto de 2017 - Opina pela qualificação de empreendimentos públicos federais do setor de transportes no âmbito do Programa de Parcerias de Investimentos da Presidência da República, recomenda a sua inclusão no Programa Nacional de Desestatização e dá outras providências;
Resoluções PR/Conselho PPI - CPPI nº 18, de 23 de agosto de 2017 - Opina pela qualificação de medidas de desestatização relacionadas às Centrais de Abastecimento de Minas Gerais S. A. e à Companhia de Armazéns e Silos do Estado de Minas Gerais, no âmbito do Programa de Parcerias de Investimentos da Presidência da República, e autoriza a alienação de bens imóveis integrantes do patrimônio da Companhia de Armazéns e Silos do Estado de Minas Gerais; e
Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.329, de 1º janeiro de 2023 - Aprova a Estrutura Regimental da Casa Civil da Presidência da República;
Decreto nº 11.412, de 10 de fevereiro de 2023 - Dispõe sobre o Conselho do Programa de Parcerias de Investimentos;

21GZ Organização e Realização da 30ª Conferência das Nações Unidas sobre Mudanças Climáticas - COP 30

Decreto nº 11.546, de 5 de junho de 2023 e Decreto 12.420, de 25 de março de 2025.

21H6 Gestão de Assuntos Estratégicos

Competências estabelecidas na Lei nº 14.600/2003 (organização da APF) e Decreto 11.676/2023 (Estrutura regimental), além de: Constituição da República Federativa do Brasil, de 15 de outubro de 1988, art. 91; Lei nº 12.731/ 2012 (Sipron); Lei nº 14.802/2024 (PPA 2024-2027 – Programa 4102 - Segurança Institucional); Lei nº 8.183, de 11 de abril de 1991 (CDN); Lei nº 6.634/1979 (áreas indispensáveis à Segurança Nacional); Decreto nº 9.819/ 2019 (CREDEN); Decreto nº 9.828/2019 (CDPNB); Decreto nº 9.839/2019 (CDPEB); Decreto nº 8.903/2016 (PPIF); Decreto nº 9573/2018 (PNSIC); Decreto nº 12.038/2024 (PNFron); Decreto nº 85.064/1980 (Conselho de Defesa Nacional); Decreto nº 2.210/1997 (Sipron); e Decreto nº 9.865/2019 (Sipron).

2C11 Apoio Técnico e Administrativo à Equipe de Transição de Governo

Lei nº 10.609, de 20 de dezembro de 2002.

2C55 Disseminação de Conduta Ética no Poder Executivo Federal

Lei nº 12.813, de 16 de maio de 2013; Decreto de 26 de maio de 1999; Decreto nº 6.029, de 1º de fevereiro de 2007; e Código de Conduta da Alta Administração Federal.

2E24 Gestão e Fomento da Participação e do Diálogo Social

Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988; Art. 6º, Lei nº 14.600 de 19 de junho de 2023, que estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.362, de 1º de janeiro de 2023; Decreto nº 6.555, de 8 de setembro de 2008, que dispõe sobre as ações de comunicação do Poder Executivo Federal; e Normativos da Secretaria de Comunicação Social da Presidência da República - Secom:

1. Portaria MCOM nº 3.948, de 26 de outubro de 2021, que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal;

2. Instrução Normativa nº 1 - SECOM/PR, de 19 de junho de 2023, que dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal - SICOM.

4693 Segurança Presidencial

Lei nº 14.600, de 19 de junho de 2023, Art. 8º, § 1º; e Decreto nº 11.676, de 30 de agosto de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das Gratificações do Gabinete de Segurança Institucional da Presidência da República, e remaneja e transforma cargos em comissão, funções de confiança e gratificações.

20118 Agência Brasileira de Inteligência - ABIN

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

21FY Modernização do Edifício Sede da ABIN

Decreto nº 92.100, de 10 de dezembro de 1985: estabelece as condições básicas para a construção, conservação e demolição de edifícios públicos a cargo dos órgãos e entidades integrantes do sistema de serviços gerais (Sisg) e dá outras providências;
Portaria nº 2.296 do Ministério da Administração e Reforma do Estado, de 23 de julho de 1997: estabelece as práticas de projeto, construção e manutenção de edifícios públicos federais, a cargo dos órgãos e entidades integrantes do sistema de serviços gerais (Sisg), com exigências mínimas de aceitabilidade;
Práticas de Projeto, Construção e Manutenção de Edifícios Públicos Federais (Manual de Obras Públicas-Edificações: Práticas da SEAP);
Obras Públicas: recomendações Básicas para a Contratação e Fiscalização de Obras de Edificações Públicas (TCU);
Decreto nº 7.983, de 8 de abril de 2013: Estabelece regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia, contratados e executados com recursos dos orçamentos da União, e dá outras providências;

2684 Ações de Inteligência

Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.331, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das Gratificações do Gabinete de Segurança Institucional da Presidência da República e remaneja cargos em comissão, funções de confiança e gratificações.
Decreto 11.693, de 6 de setembro de 2023 - Dispõe sobre a organização e o funcionamento do Sistema Brasileiro de Inteligência.

20415 Empresa Brasil de Comunicação S.A. - EBC

20B5 Fortalecimento do Sistema Público de Radiodifusão e Comunicação

Lei nº 11.652, de 07 de abril de 2008; Lei 13.417, de 1º de março de 2017; e Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Art. 218 da CF 1988; Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 9.637/98; Decreto Presidencial nº 3.294/99; Decreto nº 8.180/13; Decreto nº 6.170/07; Decreto nº 4.077/02;

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

20927 Fundo de Imprensa Nacional

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

2804 Publicações Oficiais

Constituição Federal, Art. 37, caput; Lei 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 9.215, de 29 de novembro de 2017; Portaria nº 147, de 09 de março de 2006 do Ministro-Chefe da Casa Civil da PR; e Portaria nº 256, de 28 de agosto de 2018, do Diretor-Geral da Imprensa Nacional.

22101 Ministério da Agricultura e Pecuária - Administração Direta

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto Legislativo nº 55, de 18 de junho de 2019 - Aprova o texto do Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico - OCDE;
Decreto 56.690, de 09 de agosto de 1965 - Estabelece obrigatoriedade de ensaios prévios para tratores, implementos e seus órgãos ativos, máquinas e ferramentas agrícolas, de importação, montagem ou fabricação no país, e dá outras providências;
Decreto nº 10.109, de 7 de novembro de 2019 - Promulga o Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico - OCDE;
Decreto 11.332, de 1 de janeiro de 2023 - Estrutura Regimental do Ministério da Agricultura e Pecuária;
Instrução Normativa 3, de 3 de abril de 2001 – Normas Gerais para Certificação de Sementes sob o Esquema da Organização para a Cooperação e o Desenvolvimento Econômico – OECD.
Portaria nº 598, de 30 de junho de 2008 - Concede a Coordenação de Sementes e Mudas, do Departamento de Fiscalização de Insumos Agrícolas, da Secretaria de Defesa Agropecuária, do Ministério da Agricultura, Pecuária e Abastecimento, a função de Autoridade Designada, para coordenar e executar no País a Certificação Varietal de Sementes voltada para o Comércio Internacional, coordenado pela Organização para a Cooperação e o Desenvolvimento Econômico;
Ofício nº 0058965.00000119/2018-47 – MRE, de 27 de setembro de 2018;
Ofício nº 0015945.00000006/2019-66 – MRE, de 15 de abril de 2019;
Ofício nº 7.180-MP, de 07 de fevereiro de 2017; e
Carta Convite da OCDE, de 12 de setembro de 2016.

0299 Subvenção Econômica nas Aquisições do Governo Federal e na Formação de Estoques Reguladores e Estratégicos - AGF (Lei nº 8.427, de 1992)

Lei nº 8.427, de 27 de maio de 1992, art. 2º, I, que dispõe sobre a concessão de subvenção econômica nas operações de crédito rural; e
Portaria Interministerial N.º 38 de 9 de março de 2004. (Art. nº 4, §2), que estabelece a formação e a manutenção de estoques públicos de produtos agropecuários

0300 Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992)

Lei nº 8.427, de 27 de maio de 1992, art. 2º, incisos II, III e IV.

099F Concessão de Subvenção Econômica ao Prêmio do Seguro Rural (Lei nº 10.823, de 2003)

Lei Complementar nº 126, de 15 de janeiro de 2007;
Lei Complementar nº 137, de 26 de agosto de 2010;
Lei nº 10.823, de 19 de dezembro de 2003;
Decreto nº 5.121, de 29 de junho de 2004; e
Resoluções do Comitê Gestor Interministerial do Seguro Rural (CGSR) vigentes.

162R Construção da Sede do Centro Nacional de Cães de Detecção

Lei nº 8.171, de 17 de janeiro de 1991, Art. 28-A;
Decreto nº 40.153, de 08 de outubro de 2019 - Decreto do Governo do Distrito Federal que declara de interesse público a obra para construção da sede do Centro Nacional de Cães de Detecção - CNCD;
Instrução Normativa Ministerial nº 74, de 26 de novembro de 2018; e
Portaria nº104, de 24 de setembro de 2018.

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de Fevereiro de 1967 - Dispõe sobre a organização da Administração Federal;
Lei 14.133 de 01 de abril de 2021 - Lei de Licitações e Contratos Administrativos.; e
Decreto 11.332, de 1 de janeiro de 2023 - Estrutura Regimental do Ministério da Agricultura e Pecuária.

20ZT Promoção do Agronegócio Brasileiro no Mercado Internacional

Lei 8.171, de 17 de janeiro de 1991 - Dispõe sobre a Política Agrícola;
Decreto 6.464, de 27 de maio de 2008 - Dispõe sobre a Designação e Atuação de Adidos Agrícolas junto a Missões Diplomática Brasileiras no Exterior; e
Decreto 11.332, de 1 de janeiro de 2023 - Estrutura Regimental do Ministério da Agricultura e Pecuária.

20ZU Redução de Riscos na Atividade Agropecuária

Decreto nº 5.121, de 29 de junho de 2004, art. 22;
Decreto nº 9.841, de 18 de junho de 2019 - Dispõe sobre o Programa Nacional de Zoneamento Agrícola de Risco Climático;
Portaria MAPA nº 412, de 30 de dezembro de 2020;
Manual de Crédito Rural (MCR) do BACEN, Capítulo 16-2-2; e
Resoluções do Comitê Gestor Interministerial do Seguro Rural (CGSR) vigentes.

20ZV Fomento ao Setor Agropecuário

Constituição Federal (CF), art. 23, Inciso VIII - Fomentar a produção agropecuária e organizar o abastecimento alimentar;

Ação Orçamentária / Base Legal

Lei 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola ;

Portaria 609, de 23 de agosto de 2023 - Delega competência ao Subsecretário de Orçamento, Planejamento e Administração da Secretaria-Executiva para atuar no Fomento ao Setor Agropecuário no âmbito do Ministério da Agricultura e Pecuária; e

Instrução Normativa MAPA Nº 25, de 12 de julho de 2023 - Define os produtos e serviços que serão preferencialmente apoiados por meio da ação orçamentária 20ZV – Fomento ao Setor Agropecuário, mediante transferências de recursos da União, em conformidade com os programas e projetos do Ministério da Agricultura e Pecuária.

20ZY Desenvolvimento Sustentável da Cadeia Produtiva do Cacau

Lei Nº 14.600, de 19 de junho de 2023 e

Decreto nº 11.332, de 01 de janeiro de 2023 - Estrutura Regimental do Ministério da Agricultura e Pecuária.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Constituição Federal (CF), art. 218 – Da Ciência, Tecnologia e Inovação;

Lei nº 9.637, de 15 de maio de 1998 - Dispõe sobre a qualificação de entidades como organizações sociais; e

Decreto 4.077, de 9 de janeiro de 2002 - Qualifica como Organização Social a Associação Rede Nacional de Ensino e Pesquisa - RNP.

214W Modernização e Fortalecimento da Defesa Agropecuária

Lei nº 1.283, de 18 de dezembro de 1950 – Lei que dispõe sobre a inspeção industrial e sanitária dos produtos de origem animal;

Lei nº 4.716, de 29 de junho de 1965 – Lei que dispõe sobre a organização, funcionamento e execução dos registros genealógicos de animais domésticos no País;

Decreto-Lei nº 467, de 13 de fevereiro de 1969 - Dispõe sobre a fiscalização de produtos de uso veterinário, dos estabelecimentos que os fabriquem e dá outras providências;

Decreto-Lei nº 917, de 08 de outubro de 1969 - Dispõe sobre o emprego da Aviação Agrícola no País e dá outras providências;

Lei nº 6.198, de 26 de dezembro de 1974 – Lei que dispõe sobre a Inspeção e a Fiscalização Obrigatórias dos Produtos à Alimentação Animal, e dá outras Providências;

Lei nº 6.437, de 20 de agosto de 1977 – Lei que configura infrações à legislação sanitária federal, estabelece as sanções respectivas, e dá outras providências;

Lei nº 6.894, de 16 de dezembro de 1980 – Dispõe sobre a inspeção e a fiscalização da produção e do comércio de fertilizantes, corretivos, inoculantes, estimulantes ou biofertilizantes, remineralizadores e substratos para plantas, destinados à agricultura, e dá outras providências;

Lei nº 7.291, de 19 de dezembro de 1984 – Lei que dispõe sobre as atividades da eqüideocultura no País, e dá outras providências;

Lei nº 7.678, de 08 novembro de 1988 – Lei que dispõe sobre a produção, circulação e comercialização do vinho e derivados da uva e do vinho, e dá outras providências;

Lei nº 7.802, de 11 de julho de 1989 – Lei que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins, e dá outras providências;

Lei nº 7.889, de 23 de novembro de 1989 – Lei que dispõe sobre inspeção sanitária e industrial dos produtos de origem animal, e dá outras providências;

Lei nº 8.078, de 11 de setembro de 1990 – Lei que dispõe sobre a proteção do consumidor e dá outras providências;

Lei nº 8.171, de 17 de janeiro de 1991- Lei da política agrícola;

Lei nº 8.918, de 14. de julho de 1994 – Lei que dispõe sobre a padronização, a classificação, o registro, a inspeção, a produção e a fiscalização de bebidas, autoriza a criação da Comissão Intersetorial de Bebidas e dá outras providências;

Lei nº 9.456, de 25 de abril de 1997 – Lei que Institui a Lei de Proteção de Cultivares e dá outras providências;

Lei nº 9.972, de 25 de maio de 2000 – Lei que institui a classificação de produtos vegetais, subprodutos e resíduos de valor econômico, e dá outras providências;

Lei nº 10.711, de 05 de agosto de 2003 – Lei que dispõe sobre o Sistema Nacional de Sementes e Mudas e dá outras providências;

Lei nº 10.688, de 13 de junho de 2003 – Lei que estabelece normas para a comercialização da produção de soja da safra de 2003 e dá outras providências;

Lei nº 10.814, de 15 de dezembro de 2003 – Lei que estabelece normas para o plantio e comercialização da produção de soja geneticamente modificada da safra de 2004, e dá outras providências;

Lei nº 10.831, de 23 de dezembro de 2003 - Lei que dispõe sobre a agricultura orgânica e dá outras providências;

Lei nº 11.105, de 24 de março de 2005 – Lei que regulamenta os incisos II, IV e V do § 1º do art. 225 da Constituição Federal, estabelece normas de segurança e mecanismos de fiscalização de atividades que envolvam organismos geneticamente modificados – OGM e seus derivados, cria o Conselho Nacional de Biossegurança – CNBS, reestrutura a Comissão Técnica Nacional de Biossegurança – CTNBio, dispõe sobre a Política Nacional de Biossegurança – PNB;

Lei nº 13.123, de 20 de maio de 2015 – Lei que regulamenta o inciso II do § 1º e o § 4º do art. 225 da Constituição Federal, o Artigo 1, a alínea j do Artigo 8, a alínea c do Artigo 10, o Artigo 15 e os §§ 3º e 4º do Artigo 16 da Convenção sobre Diversidade Biológica, promulgada pelo Decreto nº 2.519, de 16 de março de 1998; dispõe sobre o acesso ao patrimônio genético, sobre a proteção e o acesso ao conhecimento tradicional associado e sobre a repartição de benefícios para conservação e uso sustentável da biodiversidade;

Lei nº 14.151, de 29 de dezembro de 2022- Dispõe sobre os programas de autocontrole dos agentes privados regulados pela defesa agropecuária e sobre a organização e os procedimentos aplicados pela defesa agropecuária aos agentes das cadeias produtivas do setor agropecuário; institui o Programa de Incentivo à Conformidade em Defesa Agropecuária, a Comissão Especial de Recursos de Defesa Agropecuária e o Programa de Vigilância em Defesa Agropecuária para Fronteiras Internacionais (Vigifronteiras);

Decreto nº 24.548, de 03 de julho de 1934 - Aprova o Regulamento do Serviço de Defesa Sanitária Animal;

Decreto nº 27.932, de 28 de março de 1950 - Aprova o Regulamento para aplicação de medidas de defesa sanitária animal;

Decreto nº 66.183, de 05 de fevereiro de 1970 - Regulamenta o decreto-lei nº 923, de 10 de outubro de 1969, que dispõe sobre a comercialização do leite cru;

Decreto nº 96.993, de 17 de outubro de 1988 - dispõe sobre as atividades da eqüideocultura no País e dá outras providências;

Decreto nº 187, de 9 de agosto de 1991- dispõe sobre a inspeção e fiscalização obrigatórias do sêmem destinado à inseminação artificial em animais domésticos;

Decreto Nº 2.366, de 05 de novembro de 1997 - Regulamenta a Lei nº 9.456, de 25 de abril de 1997, que institui a Proteção de Cultivares, dispõe sobre o Serviço Nacional de Proteção de Cultivares - SNPC, e dá outras providências;

Decreto nº 2.519, de 16 de março de 1998 - Promulga a Convenção sobre Diversidade Biológica, assinada no Rio de Janeiro, em 05 de junho de 1992;

Decreto Legislativo nº 28, de 19 de abril de 1999 - Aprova o texto da Convenção Internacional para a Proteção de Obtenções Vegetais, de 2 de dezembro de 1961, revista em Genebra, em 10 de novembro de 1972 e 23 de outubro de 1978;

Decreto nº 3.109, de 30 de junho de 1999 - Promulga a Convenção internacional para a Proteção das Obtenções Vegetais, de 2 de dezembro de 1961, revista em Genebra, em 10 de novembro de 1972 e 23 de outubro de 1978;

Decreto nº 4.074, de 04 de janeiro de 2002 - Regulamenta a Lei no 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins, e dá outras providências;

Decreto nº 4.680, de 24 de abril de 2003 -Regulamenta o direito à informação, assegurado pela Lei no 8.078, de 11 de setembro de 1990, quanto aos alimentos e ingredientes alimentares destinados ao consumo humano ou animal que contenham ou sejam produzidos a partir de organismos geneticamente modificados, sem prejuízo do cumprimento das demais normas aplicáveis;

Decreto nº 4.846, de 25 de setembro de 2003 - Regulamenta o art. 3o da Lei nº 10.814, de 15 de dezembro de 2003, que estabelece normas para o plantio e comercialização da produção de soja da safra de 2004 e dá outras providências;

Decreto nº 5.053, de 22 de abril de 2004 - Aprova o Regulamento de Fiscalização de Produtos de Uso Veterinário e dos Estabelecimentos que os Fabriquem ou Comerciem, e dá outras providências;

Decreto n º 5.121, de 29 de junho de 2004 - Regulamenta a Lei no 10.823, de 19 de dezembro de 2003, que dispõe sobre a subvenção econômica ao prêmio do Seguro Rural e dá outras providências;

Decreto nº 4.954, de 14 de janeiro de 2004 - Dispõe sobre a inspeção e fiscalização da produção e do comércio de fertilizantes, corretivos, inoculantes, ou biofertilizantes, remineralizadores e substratos para plantas destinados à agricultura;

Decreto nº 5.549, de 22 de setembro de 2005 - Dá nova redação e revoga dispositivos do Decreto nº 4.074, de 4 de janeiro de 2002, que regulamenta a Lei nº 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins;

Decreto nº 5.741, de 30 de março de 2006 - Regulamenta os arts. 27-A, 28-A e 29-A da Lei nº 8.171, de 17 de janeiro de 1991, organiza o Sistema Unificado de Atenção à Sanidade Agropecuária, e dá outras providências;

Decreto Legislativo nº 70, de 18 de abril de 2006 - Aprova o texto do Tratado Internacional sobre Recursos Fitogenéticos para a Alimentação e a Agricultura, aprovado em Roma, em novembro de 2001, e assinado pelo Brasil, em 10 de junho de 2002;

Decreto nº 5.813, de 22 de junho de 2006 - Aprova a Política Nacional de Plantas Medicinais e Fitoterápicos e dá outras providências;

Decreto nº 5.981, de 06 de dezembro de 2006 - Dá nova redação e inclui dispositivos ao Decreto nº 4.074, de 4 de janeiro de 2002, que regulamenta a Lei nº 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins;

Decreto nº 6.268, de 22 de novembro de 2007 - Regulamenta a Lei nº 9.972, de 25 de maio de 2000, que institui a classificação de produtos vegetais, seus subprodutos e resíduos de valor econômico, e dá outras providências;

Decreto nº 6.296, de 11 de dezembro de 2007 - Aprova o Regulamento da Lei nº 6.198, de 26 de dezembro de 1974, que dispõe sobre a inspeção e a fiscalização obrigatórias dos produtos destinados à alimentação animal, dá nova redação aos arts. 25 e 56 do Anexo ao Decreto nº 5.053, de 22 de abril de 2004, e dá outras providências;

Decreto nº 6.323, de 27 de dezembro de 2007 - Regulamenta a Lei nº 10.831, de 23 de dezembro de 2003, que dispõe sobre a agricultura orgânica, e dá outras providências;

Decreto nº 6.476, de 05 de junho de 2008 - Promulga o Tratado Internacional sobre Recursos Fitogenéticos para a Alimentação e a Agricultura, aprovado em Roma, em 3 de novembro de 2001, e assinado pelo Brasil em 10 de junho de 2002;

Decreto nº 6.871, de 04 de junho de 2009 - Regulamenta a Lei nº 8.918, de 14 de julho de 1994, que dispõe sobre a padronização, a classificação, o registro, a inspeção, a produção e a fiscalização de bebidas;

Decreto nº 6.913, de 23 de julho de 2009 - Acresce dispositivos ao Decreto nº 4.074, de 4 de janeiro de 2002, que regulamenta a Lei nº 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins;

Decreto nº 147, de 10 de junho de 2011 - Aprova o texto do Primeiro Protocolo Adicional ao Acordo de Alcance Parcial Agropecuário nº 3;

Decreto nº 8.133, de 28 de outubro de 2013 - Dispõe sobre a declaração de estado de emergência fitossanitária ou zoossanitária de que trata a Lei nº 12.873, de 24 de outubro de 2013, e dá outras providências;

Decreto nº 8.198, de 20 de fevereiro de 2014 - Regulamenta a Lei nº 7.678, de 8 de novembro de 1988, que dispõe sobre a produção, circulação e comercialização do vinho e derivados da uva e do vinho;

Decreto nº 8.236, de 05 de maio de 2014; - Regulamenta a Lei nº 4.716, de 29 de junho de 1965, que dispõe sobre a organização, o funcionamento, a execução e as exigências indispensáveis à eficiência do registro genealógico de animais domésticos no País;

Decreto nº 8.762, de 10 de maio de 2016 - Dispõe sobre a Força Nacional do Sistema Unificado de Atenção a Sanidade Agropecuária - FN-Suasa e dá outras providências;

Decreto nº 9.013, de 29 de março de 2017 - Dispõem sobre a inspeção industrial e sanitária de produtos de origem animal;

Decreto nº 10.179, de 18 de dezembro de 2019 - Declara a revogação, para os fins do disposto no art. 16 da Lei Complementar nº 95, de 26 de fevereiro de 1998, de decretos normativos;

Decreto nº 10.468, de 18 de agosto de 2020 - Dispõem sobre o regulamento da inspeção industrial e sanitária de produtos de origem animal;

Decreto nº 10.586, de 18 de dezembro de 2020 - Regulamenta a Lei nº 10.711, de 5 de agosto de 2003, que dispõe sobre o Sistema Nacional de Sementes e Mudas;

Decreto nº 11.332, de 01 de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Agricultura e Pecuária e remaneja cargos em comissão e funções de confiança;

Portaria/SNAP nº 47, de 15 de outubro de 1987 – Normas de procedimento técnico;

Portaria nº 301, de 19 de abril de 1996 - Aprovar as normas complementares anexas, elaboradas pela Secretaria de Defesa Agropecuária, a serem observadas pelos estabelecimentos que fabriquem e ou comerciem produtos de uso veterinário;

Portaria nº 503, de 04 de dezembro de 1997 - Tabela de valores de serviços decorrentes da Lei 9.456, de 25 de abril de 1997 e Decreto nº 2.366, de 5 de novembro de 1997;

Portaria nº 07, de 10 de março de 2006 – Regulamento técnico para a produção, o controle e o uso de vacinas e diluentes para a avicultura;

Portaria nº 38, de 08 de fevereiro de 2006 - Aprovar o Regimento Interno do Laboratório Nacional de Análise, Diferenciação e Caracterização de Cultivares, na forma do Anexo à presente Portaria;

Portaria nº 19, de04 de fevereiro de 2015 – Anexo de doenças de notificação obrigatória de animais aquáticos ao Serviço Veterinário Oficial (SVO);

Portaria nº 116, de 20 de setembro de 2017 - Aprovar o Regimento Interno do Conselho de Recursos do Seguro Social;

Instrução Normativa nº 08, de 25 de junho de 1999 - Estabelece que a guarda e conservação das amostras vivas destinadas à manipulação e coleção de germoplasma de cultivar protegida, nos termos do parágrafo único do artigo 22, da Lei nº 9.456/97, caberão ao titular do Certificado de Proteção, ou ao seu representante legal, na qualidade de fiel depositário;

Instrução Normativa SDA nº 13, de 03 de outubro de 2003 – Produtos de uso veterinário;

Instrução Normativa SDA nº 02, de 14 de janeiro de 2004 - Aprova as normas que dispõem sobre a fiscalização da produção, do comércio de material genético de animais domésticos e da prestação de serviços na área de reprodução animal;

Instrução Normativa MAPA nº 17, de 13 de julho de 2006; Arts. 27-A, inciso IV, 27-A, § 1º, inciso IV e 29-A, § 1º, da Lei nº 9.712, de 1998 - a identidade e a segurança higiênico-sanitária e tecnológica dos produtos agropecuários finais destinados aos consumidores; inspeção e classificação de produtos de origem animal, seus derivados, subprodutos e resíduos de valor econômico; A inspeção industrial e sanitária de produtos de origem vegetal e animal, bem como a dos insumos agropecuários, será gerida de maneira que os procedimentos e a organização da inspeção se faça por métodos universalizados e aplicados equitativamente em todos os estabelecimentos inspecionados. § 1º Na inspeção poderá ser adotado o método de análise de riscos e pontos críticos de controle;

Instrução Normativa MAPA nº 53, de 23 de novembro de 2007- Anexo da situação sanitária do Brasil com respeito à febre aftosa;

Instrução Normativa nº 35, de 06 de junho de 2008 – Formulário para preenchimento de proteção de cultivar;

Instrução Normativa SDA nº 46, de 17 de junho de 2008 - Dispõe sobre a criação do Comitê Gestor de Monitoramento da Qualidade do Leite - CQUALI/Leite para a definição de estratégias e diretrizes de monitoramento da qualidade do leite produzido e comercializado no país;

Instrução Normativa SDA nº 06, de 16 de fevereiro de 2009 - Aprova o Regulamento Técnico do Arroz, definindo o seu padrão oficial de classificação, com os requisitos de identidade e qualidade, a amostragem, o modo de apresentação e a marcação ou rotulagem e revoga os normativos que menciona;

Instrução Normativa MPA nº 03, de 29 de fevereiro de 2012- Altera redação dos Arts. 3º, 6º e 8º da Instrução Normativa Interministerial nº 01, de 3 de janeiro de 2012, publicada no Diário Oficial da União de 4 de janeiro de 2012, seção 1, páginas 26 a 42;

Instrução Normativa SDA nº 05, de 28 de março de 2012 – Regulamento técnico;

Instrução Normativa Interministerial MPA/MAPA nº 07, de 08 de maio de 2012 - Institui o Programa Nacional de Controle Higiênico-Sanitário de Moluscos Bivalves (PNCMB), estabelece os procedimentos para a sua execução e dá outras providências;

Instrução Normativa Interministerial MAPA/MPA nº 32, de 19 de agosto de 2013 - Estabelecer o regulamento sanitário para importação de materiais de origem animal e agentes de interesse veterinário destinados à pesquisa ou diagnóstico pelos laboratórios constitutivos da Rede Nacional de Laboratórios Agropecuários do Ministério da Agricultura, Pecuária e Abastecimento (MAPA), pela Rede Nacional de Laboratórios do Ministério da Pesca e Aquicultura (RENAQUA) e por Instituições de pesquisa ou diagnóstico;

Instrução Normativa MAPA nº 50, de 24 de setembro de 2013 – Alteração da lista de doenças da aplicação de medidas de defesa sanitária animal;

Instrução Normativa Interministerial MPA/MAPA nº 04, de 30 de maio de 2014 - Estabelece a Nota Fiscal do pescado, proveniente da atividade de pesca ou de aquicultura, como documento hábil de comprovação da sua origem para fins de controle de trânsito de matéria prima da fonte de produção para as indústrias beneficiadoras sob serviço de inspeção;

Instrução Normativa MPA nº 21, de 11 de setembro de 2014 – Estabelecer critérios e procedimentos para o controle do trânsito de organismos aquáticos vivos com fins de ornamentação e aquariofilia no território nacional;

Instrução Normativa MPA nº 22, de 11 de setembro de 2014 - Institui o Plano Nacional de Certificação Sanitária de Estabelecimentos de Aquicultura Produtores de Formas Jovens de Animais Aquáticos - "Plano Forma Jovem Segura". Publicado no DOU de 12.09.2014

Instrução Normativa MPA nº 04, de 30 de maio de 2014- Estabelecer a Nota Fiscal do pescado, proveniente da atividade de pesca ou de aquicultura, como documento hábil de comprovação da sua origem para fins de controle de trânsito de matéria-prima da fonte de produção para as indústrias beneficiadoras sob serviço de inspeção;

Instrução Normativa MPA nº 23, de 11 de setembro de 2014 - Determinar a obrigatoriedade da Guia de Trânsito Animal (GTA) para amparar o transporte de animais aquáticos vivos e matéria- prima de animais aquáticos provenientes de estabelecimentos de aquicultura e destinados a estabelecimentos registrados em órgão oficial de inspeção e aprova o modelo de Boletim de Produção;

Instrução Normativa MPA nº 30, de 02 de janeiro de 2015 - Estabelecer a Nota Fiscal do pescado;

Ação Orçamentária / Base Legal

Instrução Normativa MAPA nº 11, de 09 de junho de 2015 – Riscos de pragas;
Instrução Normativa SDA nº 44, de 04 de dezembro de 2017 - Estabelece as normas para a Certificação Sanitária da Compartimentação da Cadeia Produtiva de Suínos, quanto a exposição aos vírus da Febre Aftosa - FA e da Peste Suína Clássica - PSC;
Instrução Normativa MAPA nº 11, de 18 de janeiro de 2018 – Aprovação do Regulamento Técnico para a Produção, Controle da Qualidade;
Instrução Normativa MAPA nº 52, de 01 de outubro de 2018 - zona de proteção para febre aftosa;
Instrução Normativa nº 15, de 03 de dezembro de 2018 - Institui Programa de Melhoria Continuada das Unidades de Ouvidoria do Poder Executivo Federal (PROMOUV), dispõe sobre o Modelo de Maturidade de Ouvidorias Públicas (MMOuP), revoga a Portaria CGU nº 3.681, de 13 de dezembro de 2016 e dá outras providências;
Instrução Normativa nº 13, de 08 de agosto de 2019 - Define os procedimentos para apuração da responsabilidade administrativa de pessoas jurídicas de que trata a Lei nº 12.846, de 1º de agosto de 2013, a serem observados pelos órgãos e entidades do Poder Executivo federal;
Instrução Normativa MAPA nº 48, de 14 de julho de 2020 - Aprova as diretrizes gerais para a vigilância da febre aftosa com vistas à execução do Programa Nacional de Vigilância para a Febre Aftosa (PNEFA); e
Anexo à Portaria/SNAP nº 47, de 1987; Título II, Item 4.2, do Anexo à Portaria/SNAP nº 09, de 1989; Título II, Item 4, do Anexo à Portaria/SNAP nº 45, de 1986; Título III, Item 5.2, do Anexo à Portaria/SNAP nº 45, de 1987.

214X Vigilância e Inspeção das Operações de Comércio Exterior de Mercadorias, Bens e Materiais de Interesse Agropecuário

Lei nº 569, de 21 de dezembro de 1948, - Lei que estabelece medidas de defesa sanitária animal, e dá outras providências;
Lei nº 1.283, de 18 de dezembro de 1950 - Lei da inspeção industrial e sanitária dos produtos de origem animal;
Lei nº 6.198, de 26 de dezembro de 1974 - Lei da inspeção e a fiscalização obrigatórias dos produtos destinados à alimentação animal e dá outras providências;
Lei nº 6.446, de 05 de outubro de 1977 – Lei que dispõe sobre a inspeção e a fiscalização obrigatórias do sêmen destinado à inseminação artificial em animais domésticos, e dá outras providências;
Lei nº 6.894, de 16 de dezembro de 1980 - Lei que dispõe sobre a inspeção e a fiscalização da produção e do comércio de fertilizantes, corretivos, inoculantes, estimulantes ou biofertilizantes, remineralizadores e substratos para plantas, destinados à agricultura, e dá outras providências;
Lei nº 6.934, de 13 de julho de 1981 – Lei que altera a Lei nº 6.894, de 16 de dezembro de 1980, que dispõe sobre a inspeção e fiscalização da produção e do comércio de fertilizantes, corretivos, inoculantes, estimulantes, ou biofertilizantes, destinados à agricultura, e dá outras providências;
Lei nº 7.678, de 08 de novembro de 1988 – Lei que dispõe sobre a produção, circulação e comercialização do vinho e derivados da uva e do vinho, e dá outras providências;
Lei nº 7802, de 11 de julho de 1989 – Lei que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins, e dá outras providências;
Lei nº 7.889, de 23 de novembro de 1989 - Lei Dispõe sobre inspeção sanitária e industrial dos produtos de origem animal, e dá outras providências;
Lei nº 8.137, de 27 de dezembro de 1990 – Lei que define crimes contra a ordem tributária, econômica e contra as relações de consumo, e dá outras providências;
Lei nº 8.171, de 17 de janeiro de 1991 - Lei da política agrícola;
Lei nº 8.918, de 14 de julho de 1994 – Lei da padronização, a classificação, o registro, a inspeção, a produção e a fiscalização de bebidas, autoriza a criação da Comissão Intersetorial de Bebidas e dá outras providências;
Lei nº 9.456, de 25 de abril de 1997 – Lei de Proteção de Cultivares e dá outras providências;
Lei nº 9.605, de 12 de fevereiro de 1998 – Lei que dispõe sobre as sanções penais e administrativas derivadas de condutas e atividades lesivas ao meio ambiente, e dá outras providências;
Lei nº 9.677, de 02 de julho de 1998 – Lei que altera dispositivos do Capítulo III do Título VIII do Código Penal, incluindo na classificação dos delitos considerados hediondos crimes contra a saúde pública, e dá outras providências;
Lei nº 9.712, de 20 de novembro de 1998 – Lei que altera a Lei nº 8.171, de 17 de janeiro de 1991, acrescentando-lhe dispositivos referentes à defesa agropecuária;
Lei nº 9.972, de 25 de maio de 2000 – Lei que institui a classificação de produtos vegetais, subprodutos e resíduos de valor econômico, e dá outras providências;
Lei nº 11.105, de 24 de março de 2005 - Lei que estabelece normas de segurança e mecanismos de fiscalização de atividades que envolvam organismos geneticamente modificados – OGM e seus derivados, cria o Conselho Nacional de Biossegurança – CNBS, reestrutura a Comissão Técnica Nacional de Biossegurança – CTNBio;
Lei nº 10.711, de 05 de agosto de 2023 - Lei do sistema nacional de sementes e mudas e dá outras providências;
Lei nº 12.873, de 24 de outubro de 2013 - Lei que Autoriza a Companhia Nacional de Abastecimento a utilizar o Regime Diferenciado de Contratações Públicas;
Lei nº 14.515, de 29 de dezembro de 2022 - Dispõe sobre os programas de autocontrole dos agentes privados regulados pela defesa agropecuária e sobre a organização e os procedimentos aplicados pela defesa agropecuária aos agentes das cadeias produtivas do setor agropecuário; institui o Programa de Incentivo à Conformidade em Defesa Agropecuária, a Comissão Especial de Recursos de Defesa Agropecuária e o Programa de Vigilância em Defesa Agropecuária para Fronteiras Internacionais (Vigifronteiras);
Decreto nº 24.114, de 12 de abril de 1934 – Aprova o regulamento de Defesa Sanitária Vegetal;
Decreto nº 24.548, de 03 de julho de 1934 - Aprova o Regulamento do Serviço de Defesa Sanitária Animal;
Decreto-Lei 2.848, de 07 de dezembro de 1940 - Código Penal;
Decreto nº 27.932, de 28 de março de 1950 - Aprova o Regulamento para aplicação de medidas de defesa sanitária animal;
Decreto nº 9.013, de 29 de março de 1952 - Regulamenta a Lei nº 1.283, de 18 de dezembro de 1950, e a Lei nº 7.889, de 23 de novembro de 1989, que dispõem sobre a inspeção industrial e sanitária de produtos de origem animal;
Decreto-Lei nº 467, de 13 de fevereiro de 1969 - Dispõe sobre a fiscalização de produtos de uso veterinário, dos estabelecimentos que os fabriquem e dá outras providências;
Decreto nº 76.986, de 06 de janeiro de 1976 - Regulamenta a Lei n.º 6.198, de 26 de dezembro de 1974, que dispõe sobre a inspeção e a fiscalização obrigatória dos produtos destinados à alimentação animal e dá outras providências;
Decreto nº 187, de 09 de agosoto de 1991 - Regulamenta a Lei n° 6.446, de 5 de outubro de 1977, que dispõe sobre a inspeção e fiscalização obrigatórias do sêmem destinado à inseminação artificial em animais domésticos;
Decreto nº 2.366, de 05 de novembro de 1997 - Regulamenta a Lei nº 9.456, de 25 de abril de 1997, que institui a Proteção de Cultivares, dispõe sobre o Serviço Nacional de Proteção de Cultivares - SNPC, e dá outras providências;
Decreto nº 4.074, de 04 de abril de 2002 - Regulamenta a Lei nº 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins, e dá outras providências;
Decreto nº 5.053, de 22 de abril de 2004 - Aprova o Regulamento de Fiscalização de Produtos de Uso Veterinário e dos Estabelecimentos que os Fabriquem ou Comerciem, e dá outras providências;
Decreto nº 5.591, de 22 de novembro de 2005 - Regulamenta dispositivos da Lei nº 11.105, de 24 de março de 2005, que regulamenta os incisos II, IV e V do § 1º do art. 225 da Constituição, e dá outras providências;
Decreto nº 5.741 de 30 de março de 2006 - Regulamenta os arts. 27-A, 28-A e 29-A da Lei no 8.171, de 17 de janeiro de 1991, organiza o Sistema Unificado de Atenção à Sanidade Agropecuária, e dá outras providências;
Decreto nº 5.759, de 17 de abril de 2006 - Promulga o texto revisto da Convenção Internacional para a Proteção dos Vegetais (CIVP), aprovado na 29ª Conferência da Organização das Nações Unidas para Agricultura e Alimentação - FAO, em 17 de novembro de 1997;
Decreto nº 6.268, de 22 de novembro de 2007 – Regulamenta a Lei nº 9.972, de 25 de maio de 2000, que institui a classificação de produtos vegetais, seus subprodutos e resíduos de valor econômico, e dá outras providências;
Decreto nº 6.296, de 11 de dezembro de 2007 - Aprova o Regulamento da Lei nº 6.198, de 26 de dezembro de 1974, que dispõe sobre a inspeção e a fiscalização obrigatórias dos produtos destinados à alimentação animal, dá nova redação aos arts. 25 e 56 do Anexo ao Decreto nº 5.053, de 22 de abril de 2004, e dá outras providências;
Decreto nº 6.514, de 22 de julho de 2008 - Dispõe sobre as infrações e sanções administrativas ao meio ambiente, estabelece o processo administrativo federal para apuração destas infrações, e dá outras providências;
Decreto nº 6.871, de 04 de junho de 2009 - Regulamenta a Lei nº 8.918, de 14 de julho de 1994, que dispõe sobre a padronização, a classificação, o registro, a inspeção, a produção e a fiscalização de bebidas;
Decreto nº 8.198, de 20 de fevereiro de 2014 - Regulamenta a Lei nº 7.678, de 8 de novembro de 1988, que dispõe sobre a produção, circulação e comercialização do vinho e derivados da uva e do vinho;
Decreto nº 10.586, de 18 de dezembro de 2020 - Regulamenta a Lei nº 10.711, de 5 de agosto de 2003, que dispõe sobre o Sistema Nacional de Sementes e Mudas;
Instrução Normativa 09, de 27 junho 2003 – Produtos de uso veterinário;
Instrução Normativa 48, de 17 junho 2003 - Regulamenta os requisitos sanitários mínimos para a produção e comercialização de sêmen bovInstrução Normativao e bubalInstrução Normativao no país;
Instrução Normativa 01, de 14 janeiro 2004 - Dispõe sobre a autorização do MAPA para importação de animais vivos e de material de multiplicação animal;
Instrução Normativa 02, de 14 janeiro 2004 - Aprova as normas que dispõem sobre a fiscalização da produção, do comércio de material genético de animais domésticos e da prestação de serviços na área de reprodução animal;
Instrução Normativa 08, de 25 março 2004 – Alimentação animal;
Instrução Normativa 17, de 18 junho 2004 – Alimentação animal;
Instrução Normativa 11, de 24 novembro 2004 – Alimentação animal;
Instrução Normativa 09, de 02 junho 2005- Aprova as NORMAS PARA PRODUÇÃO, COMERCIALIZAÇÃO E UTILIZAÇÃO DE SEMENTES. Publicado no DOU em 10.06.2005.
Instrução Normativa 11, de 08 junho 2005 – Produtos de uso veterinário;
Instrução Normativa 35, de 14 novembro 2005 – Alimentação animal;
Instrução Normativa 18, de 18 julho 2006 - Aprova o modelo da Guia de Trânsito Animal (GTA) a ser utilizado em todo o território nacional para o trânsito de animais vivos, ovos férteis e outros materiais de multiplicação animal conforme legislação vigente;
Instrução Normativa 56, de 27 setembro 2006 – Material de multiplicação animal;
Instrução Normativa 53, de 27 setembro 2006 - Aprova o regulamento para registro e fiscalização de centro de coleta e processamento de sêmen (CCPS) suíno;
Instrução Normativa 65, de 21 novembro 2006 – Alimentação animal;
Instrução Normativa 36, de 10 novembro 2006 - Manual de Procedimentos Operacionais da Vigilância Agropecuária Instrução Normativaternacional;
Instrução Normativa 35, de 04 julho 2006 – Fertilizantes;
Instrução Normativa 34, de 13 setembro 2007 – Alimentação animal;
Instrução Normativa 32, de 23 agosto 2007- Aprova o regulamento da produção e do comércio de sêmen heterospérmico de rumInstrução Normativaantes no Brasil;
Instrução Normativa 30, de 21 maio 2008 – Sementes e mudas;
Instrução Normativa 26, de 09 julho 2009 – Produtos de uso veterinário;
Instrução Normativa 15, de 26 maio 2009 – Alimentação animal;
Instrução Normativa 06, de 23 março 2009 - Aprova o regulamento para registro e fiscalização de centro de coleta e processamento de sêmen (CCPS) equídeo. Publicado no D.O.U. de 26/03/2009 - Seção 1_
Instrução Normativa 55, de 01 dezembro 2011 – Produtos de uso veterinário;
Instrução Normativa 48, de 28 dezembro 2011 – Produtos de uso veterinário;
Instrução Normativa 19, de 03 maio 2011 - Adota o formato eletrônico da Guia de Trânsito Animal (GTA), na forma do modelo e-GTA, para movimentação, em todo o território nacional, de animais vivos, ovos férteis e outros materiais de multiplicação animal, conforme legislação vigente, cuja emissão obedecerá às diretrizes do Programa Governo Eletrônico Brasileiro;
Instrução Normativa 14, de 17 maio 2012 – Alimentação animal;
Instrução Normativa 32, de 16 agosto 2013 – Material de multiplicação animal;
Instrução Normativa 53, de 23 outubro 2013 – Fertilizantes;
Instrução Normativa 35, de 02 outubro 2014 - Altera o art. 1º da Instrução Normativa nº 19, de 3 de maio de 2011;
Instrução Normativa 23, de 11 setembro 2014 - DetermIna a obrigatoriedade da Guia de Trânsito Animal (GTA) para amparar o transporte de animais aquáticos vivos e matéria-prima de animais aquáticos provenientes de estabelecimentos de aquicultura e destinados a estabelecimentos registrados em órgão oficial de inspeção e aprova o modelo de Boletim de Produção;
Instrução Normativa 01, de 22 janeiro 2014 – Estabelece os requisitos sanitários para processamento e comercialização de sêmen de caprinos e de ovinos no território brasileiro;
Instrução Normativa 01, de 20 fevereiro 2015 – Alimentação animal;
Instrução Normativa 44, de 15 dezembro 2015 – Alimentação animal;
Instrução Normativa 36, de 27 outubro 2015 - Incorpora ao ordenamento jurídico nacional os requisitos zoossanitários para Intercâmbio de sêmen bovino e bubalino congelado;
Instrução Normativa 36, de 27 outubro 2015 – Material de multiplicação animal;
Instrução Normativa 14, de 06 julho 2016 – Alimentação animal;
Instrução Normativa 45, de 22 novembro 2016 – Alimentação animal;
Instrução Normativa 44, de 22 novembro 2016 – Sementes e mudas;
Instrução Normativa 05, de 10 março 2016 – Fertilizantes;
Instrução Normativa 33, de 24 agosto 2016 – Controle de trânsito de vegetais; e
Instrução Normativa 28, de 24 agosto 2016 - Controle de trânsito de vegetais.
Instrução Normativa 35, de 11 setembro 2017 – Produtos de uso veterinário;
Instrução Normativa 25, de 27 junho 2017 – Sementes e mudas;
Instrução Normativa 38, de 25 julho 2018 – Material de multiplicação animal;
Instrução Normativa 49, de 29 outubro 2018 – Material de multiplicação animal;
Instrução Normativa 62, de 29 outubro 2018 – Material de multiplicação animal;
Instrução Normativa 39, de 10 agosto 2018 – Fertilizantes;
Instrução Normativa 42, de 17 setembro 2019 – Sementes e mudas;
Instrução Normativa 01, de 13 janeiro 2020 - Proíbe, em todo território nacional, a importação, a fabricação, a comercialização e o uso de aditivos melhoradores de desempenho que contenham os antimicrobianos tilosina, lincomicina, e tiamulina, classificados como importantes na medicina humana; e
Instrução Normativa 61, de 16 novembro 2020 – Fertilizantes.

214Y Fortalecimento do Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA

Lei 8.171, de 17 de janeiro de 1991- Lei da política agrícola;
Lei 14.515, de 29 de dezembro de 2022 - Vigifronteiras;
Decreto 5.741, de 30 de março de 2006 - Organização do Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA; e
Decreto 7.216, de 17 de junho de 2010 - Dá nova redação ao Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA.

214Z Fomento à Tecnologia Agropecuária e Recursos Genéticos

Lei nº 8.171, de 17 de janeiro de 1991;
Lei nº 10.973, de 02 de dezembro de 2004;
Decreto Legislativo nº 70, de 19 de abril de 2006;
Lei nº 13.123, de 30 de julho de 2015;
Lei nº 13.154, de 30 de julho de 2015 (Cadastro Único de Tratores no MAPA);
Lei nº 13.243, de 11 de janeiro de 2016 (Dispõe sobre estímulos ao desenvolvimento científico, à pesquisa, à capacitação científica e tecnológica e à inovação e altera a Lei nº 10.973);
Decreto Legislativo nº 136, de 12 de agosto de 2020;
Decreto nº 56.690, de 09 de agosto de 1965 (obrigatoriedade de ensaios para tratores e máquinas agrícolas);
Decreto nº 6.259, de 20 de novembro de 2007;
Decreto nº 7.794, de 20 de agosto de 2012 (PLANAPO);
Decreto nº 9.283, de 07 de fevereiro de 2018;
Decreto nº 9.612, de 17 de dezembro de 2018;
Decreto nº 10.375, de 26 de maio de 2020, institui o Programa Nacional de Bioinsumos;
Decreto nº 12.097, de 03 de julho de 2024, institui a Política Nacional de Conservação e Uso Sustentável dos Recursos Genéticos para a Alimentação, a Agricultura e a Pecuária
Decreto nº 11.940, de 07 de março de 2024;
Lei nº 15.070, de 23 de dezembro de 2024, que regulamenta a produção, registro e uso de bioinsumos agropecuários;
Lei nº 12.965, de 23 de abril de 2014 (Marco Civil da Internet: Estabelece princípios, garantias, direitos e deveres para o uso da Internet no Brasil);
Lei nº 13.460, de 26 de junho de 2017 (dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública);
Lei nº 13.709, de 14 de agosto de 2018 (Lei Geral de Proteção de Dados Pessoais - LGPD);
Lei nº 13.444, de 11 de maio de 2017 (dispõe sobre a Identificação Civil Nacional - ICN);
Decreto nº 8.777, de 11 de maio de 2016 (institui a Política de Dados Abertos do Poder Executivo federal);
Decreto nº 7.724, de 16 de maio de 2012 (regulamenta a Lei nº 12.527, de 18 de novembro de 2011, que dispõe sobre o acesso a informações previsto no inciso XXXIII do caput do art. 5º, no inciso II do § 3º do art. 37 e no § 2º do art. da Constituição);
Decreto nº 10.046, de 09 de outubro de 2019 (dispõe sobre a governança no compartilhamento de dados no âmbito da administração pública federal e institui o Cadastro Base do Cidadão e o Comitê Central de Governança de Dados);
Portaria MAPA nº 745, de 20 de dezembro de 2024 (institui o Programa e a Plataforma Agro Brasil + Sustentável);
Portaria MAPA nº 461, DE 26 de julho de 2022 (institui o Programa AgroHub Brasil destinado a apoiar os ecossistemas e ambientes de inovação do agro brasileiro); e

Ação Orçamentária / Base Legal

Lei Complementar nº 182, de 1º de junho de 2021 (Institui o marco legal das startups e do empreendedorismo inovador; e altera a Lei nº 6.404, de 15 de dezembro de 1976, e a Lei Complementar nº 123, de 14 de dezembro de 2006).

215A Desenvolvimento das Cadeias Produtivas da Agropecuária

Constituição Federal (CF) de 1988, artigos nº 23, 187 e 225;
Lei nº 1283, de 18 de dezembro de 1950;
Lei nº 7.291, de 19 de dezembro de 1984,
Lei nº 8171, de 17 de janeiro de 1991;
Lei nº 9.279, de 14 de maio de 1996 - Lei da Propriedade Industrial;
Lei nº 9.605, de 12 de fevereiro de 1998;
Lei nº 9.933, de 20 de dezembro de 1999;
Lei nº 10.519, de 17 de julho de 2002;
Lei nº 11.794, de 08 de outubro de 2008;
Lei nº 12.187, de 29 de dezembro de 2009;
Lei nº 12.545, de 14 de dezembro de 2011;
Lei nº 13.137, de 19 de junho de 2015;
Lei nº 13.680, de 14 de junho de 2018;
Decreto nº 96.993, de 17 de outubro de 1988;
Decreto nº 175, de 10 de julho de 1991;
Decreto nº 5.741 de 30 de março de 2006;
Decreto nº 10.087, de 05 de novembro de 2019;
Decreto nº 8.236, de 05 de maio de 2014;
Decreto nº 8.533, de 30 de setembro de 2015;
Decreto nº 8.703, de 01 de abril de 2016;
Decreto nº 9.013, de 29 de março de 2017;
Decreto nº 9.578, de 22 de novembro de 2018;
Decreto nº 9.810, de 30 de maio de 2019;
Resolução CONMETRO nº 04 de 02 de dezembro de 2002;
Portaria INMETRO nº 443, de 23 de novembro de 2011;
Portaria MAPA n° 524, 21 de junho de 2011;
Portaria MAPA nº 521, de 05 de abril de 2018;
Instrução Normativa MAPA nº 03, de 17 de janeiro de 2000;
Instrução Normativa MAPA nº 56, de 06 de novembro de 2008;
Instrução Normativa MAPA nº 13, de 30 de março de 2010;
Instrução Normativa MAPA nº 27, de 30 de agosto de 2010;
Instrução Normativa nº 46, de 06 de outubro de 2011;
Instrução Normativa nº 08, de 11 de maio de 2017;
INC MAPA/ANVISA nº 2 de 07 de fevereiro de 2018;

2161 Produção e Divulgação de Informações Meteorológicas e Climatológicas

Decreto nº 7.672, de 18 de novembro de 1909 - Criação do Instituto Nacional de Meteorologia (INMET);
Portaria nº 522, de 05 de abril de 2018 - Regimento Interno do Instituto Nacional de Meteorologia;

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E.

21B6 Assistência Técnica e Extensão Rural

Constituição Federal de 1988, art. 189 - Da Política Agrícola e Fundiária e da Reforma Agrária.
Lei nº 4.504, de 30 de novembro de 1964 - Dispõe sobre o Estatuto da Terra, e dá outras providências;
Lei n° 6.001, de 19 de dezembro de 1973, artigo 2°, incisos III, IV, V, VI, VII e IX, e art. 53 - Dispõe sobre o Estatuto do Índio;
Lei n° 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola;
Lei nº 8.629, de 25 de fevereiro de 1993 - regulamenta e disciplina disposições relativas à reforma agrária, previstas no Capítulo III, Título VII, da Constituição Federal;
Lei n° 8.666, de 21 de junho de 1993, art. 24, inciso XXX - Regulamenta o art. 37, inciso XXI, da Constituição Federal, institui normas para licitações e contratos da Administração Pública e dá outras providências;
Lei n° 10.186, de 12 de fevereiro de 2001 - Dispõe sobre a realização de contratos de financiamento do Programa de Fortalecimento da Agricultura Familiar - PRONAF, e de projetos de estruturação dos assentados e colonos nos programas oficiais de assentamento, colonização e reforma agrária, aprovados pelo Instituto Nacional de Colonização e Reforma Agrária - INCRA, bem como dos beneficiários do Fundo de Terras e da Reforma Agrária - Banco da Terra, com risco para o Tesouro Nacional ou para os Fundos Constitucionais das Regiões Norte, Nordeste e Centro-Oeste, e dá outras providências;
Lei nº 10.406, de 10 de janeiro de 2002 e suas alterações - Institui o Código Civil;
Lei n° 11.326, de 24 de julho de 2006 - Lei da Agricultura Familiar;
Lei nº 11.340, de 07 de agosto de 2006 - Cria mecanismos para coibir a violência doméstica e familiar contra a mulher;
Lei nº 12.188, de 11 de janeiro de 2010 - Institui a Política Nacional de Assistência Técnica e Extensão Rural para a Agricultura Familiar e Reforma Agrária - PNATER e o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER;
Lei nº 12.897, de 18 de dezembro de 2013 – Criação da ANATER;
Convenção das Nações Unidas sobre a Eliminação de todas as formas de discriminação contra a mulher (1979).
Decreto nº 93.872, de 23 de dezembro de 1986 - Dispõe sobre a unificação dos recursos de caixa do Tesouro Nacional, atualiza e consolida a legislação pertinente e dá outras providências;
Decreto nº 3.991, de 30 de outubro de 2001, art. 3° - Dispõe sobre o Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF, e dá outras providências;
Decreto nº 7.215, de 15 de junho de 2010 - Regulamenta a Lei no 12.188, de 11 de janeiro de 2010, para dispor sobre o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER;
Decreto nº 7.747, 05 de junho de 2012 - Institui a Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas – PNGATI, e dá outras providências;
Decreto nº 8.252, de 26 de maio de 2014 - Institui o serviço social autônomo denominado Agência Nacional de Assistência Técnica e Extensão Rural - Anater;
Decreto nº 9.784, de 07 de maio de 2019 - Decreto de Revogação dos órgãos colegiados de participação social;
Decreto nº 10.473, de 24 de agosto de 2020 - Decreto de Revogação de Decretos.
Portaria INCRA/P nº 981, de 2003;
Portaria MDA nº 063, de 2004;
Portaria MDA n° 25, de 2006;
Portaria Ministerial/MDA nº 35, de 2010,
Portaria/INCRA/P/Nº 581, de 2010;
Portaria MAPA nº 193, de 16 de junho de 2020,
Portaria SAF nº 95, de 17 de junho de 2020.
Nota Técnica Conjunta/DD e DA/INCRA/Nº01, de 2011.

4641 Publicidade de Utilidade Pública

Constituição Federal (CF) de 1988, art. 37 e art. 163;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal;
Decreto nº 12.065, de 17 de junho de 2024 - Altera o Decreto nº 6.555, de 8 de setembro de 2008, que dispõe sobre as ações de comunicação do Poder Executivo federal e dá outras providências;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa 1, de 27 de julho de 2017- Dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa 2, de 20 de abril de 2018 - Disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa 3, de 20 de abril de 2018 - Disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.
4. Instrução normativa 1, de 20 de maio de 2020 - Disciplina a utilização de recursos de acessibilidade na publicidade, nos pronunciamentos e nos discursos oficiais dos órgãos e entidades do Poder Executivo Federal.

8593 Apoio ao Desenvolvimento da Produção Agropecuária Sustentável

Lei nº 6.225, de 14 de julho de 1975 - Planos de proteção ao solo e de combate à erosão;
Lei nº 8.171, de 17 de janeiro de 1991 - Política Agrícola;
Lei nº 9.479 de 12 de agosto de 1997 - Heveicultura;
Lei nº 12.187, de 29 de dezembro de 2009 - Política Nac. Mudança Clima;
Lei nº 12.787, de 11 de janeiro de 2013 - Política Nacional de Irrigação;
Lei nº 14.119, de 13 de janeiro de 2021 - Institui a Política Nacional de PSA - NOVA;
Decreto nº 94.076, de 5 de março de 1987 - Programa Nacional de Microbacias Hidrográficas;
Decreto nº 9.578, de 22 de novembro de 2018 - Consolida atos sobre a política de clima e cria o Plano Setorial do ABC;
Decreto nº 9.414, de 19 de Junho de 2018;
Decreto nº 11.987 de 10 de abril de 2024 - Comissão Executiva Nacional do Plano Setorial para Adaptação à Mudança do Clima e Baixa Emissão de Carbono na Agropecuária.
Decreto nº 10.606 de 22 de janeiro de 2021 - Institui o Sistema Integrado de Informações do Plano Setorial para Consolidação de uma economia de baixa emissão de carbono na agricultura.
Decreto nº 10.269, DE 6 DE MARÇO DE 2020, Institui o Comitê Estratégico e o Comitê-Executivo do Programa Nacional de Levantamento e Interpretação de Solos do Brasil.
Portaria Mapa Nº 52 de 27 de maio de 2025.

8606 Apoio ao Desenvolvimento e Controle da Agricultura Orgânica - Pró-Orgânico

Lei nº 10.831, de 23 de janeiro de 2003 – Lei que Dispõe sobre a agricultura orgânica e dá outras providências;
Lei 14.515, de 29 de dezembro de 2022 - Dispõe sobre os programas de autocontrole dos agentes privados regulados pela defesa agropecuária e sobre a organização e os procedimentos aplicados pela defesa agropecuária aos agentes das cadeias produtivas do setor agropecuário; institui o Programa de Incentivo à Conformidade em Defesa Agropecuária, a Comissão Especial de Recursos de Defesa Agropecuária e o Programa de Vigilância em Defesa Agropecuária para Fronteiras Internacionais (Vigifronteiras);
Decreto nº 6.323, de 23 de dezembro de 2007 - Regulamenta a Lei nº 10.831, de 23 de dezembro de 2003, que dispõe sobre a agricultura orgânica, e dá outras providências;
Decreto nº 6.913, de 23 de julho de 2009 - Acresce dispositivos ao Decreto nº 4.074, de 4 de janeiro de 2002, que regulamenta a Lei no 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins;
Decreto nº 7.794, de 20 de agosto de 2012 - Institui a Política Nacional de Agroecologia e Produção Orgânica;
Decreto nº 6.323, de 27 de dezembro de 2007 - Regulamenta a Lei nº 10.831, de 23 de dezembro de 2003, que dispõe sobre a agricultura orgânica, e dá outras providências;
Decreto nº 6.913, de 23 de julho de 2009 - Acresce dispositivos ao Decreto nº 4.074, de 4 de janeiro de 2002, que regulamenta a Lei no 7.802, de 11 de julho de 1989, que dispõe sobre a pesquisa, a experimentação, a produção, a embalagem e rotulagem, o transporte, o armazenamento, a comercialização, a propaganda comercial, a utilização, a importação, a exportação, o destino final dos resíduos e embalagens, o registro, a classificação, o controle, a inspeção e a fiscalização de agrotóxicos, seus componentes e afins;
Decreto nº 7.794, de 20 de agosto de 2012 - Institui a Política Nacional de Agroecologia e Produção Orgânica;
Portaria nº 52, de 15 de março de 2021 - Estabelece o Regulamento Técnico para os Sistemas Orgânicos de Produção e as listas de substâncias e práticas para o uso nos Sistemas Orgânicos de Produção;
Instrução Normativa nº 17, de 01 de maio de 2009 - Institui os procedimentos administrativos para a reavaliação ambiental dos agrotóxicos, seus componentes e afins no âmbito do IBAMA;
Instrução Normativa nº 17, de 27 de maio de 2009 - Regulamenta os critérios para reconhecimento e manutenção de Áreas Livres da Praga Ralstonia solanacearum raça 2. Regulamenta os critérios para implantação e manutenção da aplicação de medidas integradas em um enfoque de Sistemas para o Manejo de Risco de pragas para Moko da Bananeira;
Instrução Normativa nº 19, de 28 de maio de 2009 - Aprova os mecanismos de controle e informação da qualidade orgânica;
Instrução Normativa Conjunta nº 01, de 24 de maio de 2011 - Procedimentos para o Registro de Produtos Fitossanitários com o uso Aprovado Para a Agricultura Orgânica;
Instrução Normativa Conjunta SDA/SDC nº 02, de 02 de junho de 2011 - Estabelece as especificações de referência de produtos fitossanitários com uso aprovado para a agricultura orgânica;
Instrução Normativa nº 23, de 01 de junho de 2011 – Regulamento Técnico para Produtos Têxteis Orgânicos Derivados do Algodão;
Instrução Normativa nº 24 , de 01 de junho de 2011 - Aditivos Alimentares e Coadjuvantes de Tecnologia Permitidos no Processamento de Produtos de Origem Vegetal e Animal Orgânicos;
Instrução Normativa Interministerial nº 28, de 08 de junho de 2011 - Produção de Organismos Aquáticos;
Instrução Normativa Conjunta Nº 02 SDA-SDC, de 02 de junho de 2011- Estabelece as especificações de referência de produtos fitossanitários com uso aprovado para a Agricultura Orgânica;
Instrução Normativa Conjunta SDA/SDC nº02, de 02 de julho de 2011 -Estabelece as especificações de referência de produtos fitossanitários com uso aprovado para a Agricultura Orgânica;
Instrução Normativa nº 37, de 2 de agosto de 2011 - Produção de Cogumelos Comestíveis em Sistemas Orgânicos de Produção;
Instrução Normativa nº 38, de 02 de agosto de 2011 – Sementes e Mudas Orgânicas;
Instrução Normativa Conjunta nº 03 SDA-SDC, de 11 de maio de 2012 - Acrescenta o Anexo III à Instrução Normativa Conjunta SDA/SDC no 2, de 2 de junho 2011;
Instrução Normativa nº 18, de 20 de junho de 2014 - Institui o selo único oficial do Sistema Brasileiro de Avaliação da Conformidade Orgânica, e estabelecer os requisitos para a sua utilização;
Instrução Normativa nº 13, de 28 de maio de 2015 – Estabelece estrutura, composição e atribuições da Subcomissão Temática de Produção Orgânica; e
Instrução Normativa nº 13, de 15 de julho de 2015 – Publicação, análise e amostragem para o Subprograma de Monitoramento.

8622 Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar

Lei nº 5.764, de 16 de dezembro de 1971 - Define a Política Nacional de Cooperativismo, institui o regime jurídico das sociedades cooperativas, e dá outras providências; e
Lei nº 7.231, de 23 de outubro de 1984 - Transfere competências do Instituto Nacional de Colonização e Reforma Agrária - INCRA para o Ministério da Agricultura e Pecuária no que se refere as atividades relacionadas com o desenvolvimento rural, no campo do cooperativismo, associativismo rural e eletrificação rural.

22202 Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de Fevereiro de 1967 - Dispõe sobre a organização da Administração Federal;
Lei 14.133, de 01 de abril de 2021 - Lei de Licitações e Contratos Administrativos.; e
Lei 5.851, de 07 de dezembro de 1972 - Lei de criação da Embrapa.

20Y6 Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária

Lei 5.851, de 07 de dezembro de 1972 - Lei de criação da Embrapa;
Lei 8.010, de 29 de março de 1990 - Dispõe sobre importações de bens destinados à pesquisa científica e tecnológica;
Lei 8.032, de 12 de abril de 1990 - Dispõe sobre a isenção ou redução de impostos de importação;
Lei 8.171, de 17 de janeiro de 1991 - Lei da política agrícola;
Lei 8.958, de 20 de dezembro de 1994 - Dispõe sobre as relações entre as instituições federais de ensino superior e de pesquisa científica e tecnológica e as fundações de apoio;
Lei 9.279, de 14 de maio de 1996 - Propriedade Industrial;
Lei 9.456, de 25 de abril de 1997 - Lei de Proteção de Cultivares;
Lei 10.973, de 02 de dezembro de 2004 - Dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo;
Lei 12.651, de 25 de maio de 2012 - Lei de Proteção Nativa (Código Florestal) - Fomento à pesquisa científica (Cap X, art. 41, Inciso 1, Parágrafo 1º);
Lei 13.243, de 11 de janeiro de 2016 - Lei de Inovação Tecnológica;
Lei 13.303, de 30 de junho de 2016 - Lei das Estatais;
Lei 14.473, de 06 de dezembro de 2022; e
Decreto 9.283, de 07 de fevereiro de 2018 - Marco Regulatório da Inovação.

Ação Orçamentária / Base Legal

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Constituição Federal (CF) de 1988, art. 218 - Da Ciência, Tecnologia e Inovação;
Lei 9.637, de 15 de maio de 1998 - Dispõe sobre a qualificação de entidades como organizações sociais;
Decreto 2.405, de 26 de novembro de 1997;
Decreto 4.078, de 9 de janeiro de 2002;
Decreto 4.077, de 9 de janeiro de 2002;
Decreto 3.605, de 20 de setembro de 2000;
Decreto S / N, de 04 de junho de 1999 (IDSM); e
Decreto S / N, de 02 de setembro de 2013.

215C Manutenção e Modernização da Infraestrutura Física das Unidades da Embrapa

Lei 5.851, de 07 de dezembro de 1972 - Lei de criação da Embrapa;
Lei 8.010, de 29 de março de 1990 - Dispõe sobre importações de bens destinados à pesquisa científica e tecnológica;
Lei 8.032, de 12 de abril de 1990 - Dispõe sobre a isenção ou redução de impostos de importação;
Lei 8.171, de 17 de janeiro de 1991 - Lei da política agrícola;
Lei 8.958, de 20 de dezembro de 1994 - Dispõe sobre as relações entre as instituições federais de ensino superior e de pesquisa científica e tecnológica e as fundações de apoio;
Lei 9.279, de 14 de maio de 1996 - Propriedade Industrial;
Lei 9.456, de 25 de abril de 1997 - Lei de Proteção de Cultivares;
Lei 10.973, de 02 de dezembro de 2004 - Dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo;
Lei 12.651, de 25 de maio de 2012 - Lei de Proteção Nativa (Código Florestal) - Fomento à pesquisa científica (Cap X, art. 41, Inciso 1, Parágrafo 1º);
Lei 13.243, de 11 de janeiro de 2016 - Lei de Inovação Tecnológica;
Lei 13.303, de 30 de junho de 2016 - Lei das Estatais;
Lei 14.473, de 06 de dezembro de 2022 - Altera a Lei nº 5.851, de 07 de dezembro de 1972;
Decreto nº 9.283, de 2018 - Marco Regulatório da Inovação;

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E.

22906 Fundo de Defesa da Economia Cafeeira

20Y8 Desenvolvimento da Cafeicultura

Lei 9.239, de 22 de dezembro de 1995 - Ratifica o Fundo de Defesa da Economia Cafeeira - Funcafé;
Decreto-Lei 2.295, de 21 de novembro de 1986 - Isenta do imposto de exportação as vendas de café para o exterior;
Decreto 94.874, de 15 de setembro de 1987 - Dispõe sobre a estruturação do Fundo de Defesa da Economia Cafeeira - Funcafé; e
Decreto 10.071, de 17 de outubro de 2019 - Dispõe sobre o Conselho Deliberativo da Política do Café.

4641 Publicidade de Utilidade Pública

Constituição Federal (CF) de 1988, art. 37 e art. 163;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal;
Decreto nº 12.065, de 17 de junho de 2024 - Altera o Decreto nº 6.555, de 8 de setembro de 2008, que dispõe sobre as ações de comunicação do Poder Executivo federal e dá outras providências;
Instrução Normativa 01, de 27 de julho de 2017- Dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
Instrução Normativa 02, de 20 de abril de 2018 - Disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares; e
Instrução Normativa 03, de 20 de abril de 2018 - Disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

24101 Ministério da Ciência, Tecnologia e Inovação - Administração Direta

008A Contribuição à Academia Brasileira de Ciências - ABC

Constituição Federal de 1988 Art. 218;
Lei nº 4.320/64 Art. 12 Parágrafo 2º;
Instrução Normativa STN nº 3 de 24/07/2002
Portaria SEXEC/MCTI nº 22, de 03.10.2014

00F7 Contribuição à Associação Brasileira das Instituições de Pesquisa Tecnológica - ABIPTI

Constituição Federal de 1988 Art. 218;
Lei nº 4.320/64 Art. 12 Parágrafo 2º;
Instrução Normativa STN nº 3 de 24/07/2002 - dispõe sobre o pagamento de despesas orçamentárias com contribuição a organismos nacionais;
Portaria SEXEC/MCTI nº 22, de 03.10.2014 - dispõe sobre a aprovação de Norma para solicitação, concessão, aplicação e prestação de contas dos recursos alocados no Orçamento da União, na modalidade 50.

00F8 Contribuição à Sociedade Brasileira para o Progresso da Ciência - SBPC

Constituição Federal de 1988 Art. 218;
Lei nº 4.320/64 Art. 12 Parágrafo 2º;
Instrução Normativa STN nº 3 de 24/07/2002 - dispõe sobre o pagamento de despesas orçamentárias com contribuição a organismos nacionais;
Portaria SEXEC/MCTI nº 22, de 03.10.2014 - dispõe sobre a aprovação de Norma para solicitação, concessão, aplicação e prestação de contas dos recursos alocados no Orçamento da União, na modalidade 50.

00NQ Contribuição à Associação para Promoção da Excelência do Software Brasileiro - SOFTEX

Art. 218 da CF; Parágrafo 2º, Art. 12 da Lei nº 4.320/64.

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto Nº 8.877, de 11 de outubro de 2016; Carta Convite da OCDE DSTI/DEP/2018.045 de
5 de julho de 2018; Acordo de Cooperação entre a República Federativa do Brasil e Organização para a
Cooperação e Desenvolvimento Econômico (OCDE), assinado em 3 de junho de 2015.

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 10.463 de 14 de agosto de 2020.

00R6 Encargos Decorrentes da Extinção de Entidades Vinculadas ao Ministério da Ciência, Tecnologia e Inovação - MCTI

Arts. 165 a 169 da Constituição Federal de 1988; Lei 4.320, de 17 de março de 1964; Lei Complementar 101 de 4 de maio de 2001; Lei nº 5.792, de 1972; Lei nº 5.740, de 1971; Decreto nº 10.463, de 2020 (Estrutura Regimental do MCTI); Decreto nº 10.469, de 2020; Decreto nº 8.886, de 2016; Decreto nº 8.866, de 2016; Decreto nº 8.494, de 24 de julho de 2015; Decreto nº 6.638, de 2008; Decreto Nº 5.894, de 2006; Decreto nº 2.338, de 7 de outubro de 1997; Decreto-Lei nº 509, de 1969; Decreto nº 1.808, de 1996; Decreto nº 76.805, de 1975.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

PLDO 2026

13CL Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)

CF/88, art. 218, §§ 1º, 2º, 3º; Lei nº 9.637 de 15/05/98; Decreto nº 9.190 de 01/11/2017; Decreto nº 11.215 de 29/09/2022; Decreto nº 2.405 de 26/11/1997; Portaria MCTIC nº 1.917, de 2020; Instrução Normativa GM nº 8, de 07 de dezembro de 2022; Contrato de Gestão entre a União e o CNPEM/OS.

14XT Expansão das Instalações Física e Laboratorial do LNNano, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)

CF/88, art. 218, §§ 1º, 2º, 3º; Lei nº 9.637 de 15/05/98; Decreto nº 9.190 de 01/11/2017; Decreto nº 11.215 de 29/09/2022; Decreto nº 2.405 de 26/11/1997; Portaria MCTIC nº 1.917, de 2020; Instrução Normativa GM nº 8, de 07 de dezembro de 2022; Contrato de Gestão entre a União e o CNPEM/OS.

154K Construção da Infraestrutura do Instituto Nacional do Semiárido - INSA

Constituição Federal, Art. 218; Lei nº 13.243, de 11/01/2016, Decreto nº 9.283, de 07/02/2018

15P6 Ampliação e Modernização da Infraestrutura para o Estudo da Biodiversidade, Inovação Tecnológica e Sustentabilidade dos Ecossistemas Amazônicos frente às Mudanças Globais

Lei nº 13.844, de 18 de junho de 2019;
Lei nº 10.973, de 02 de dezembro de 2004 – Lei de Inovação;
Lei nº 13.844, de 2019; Decreto nº 5.761, de 27 de abril de 2006;
Decreto nº 5.563 de 11 de outubro de 2005, regulamenta Lei de Inovação;
Decreto nº 4.339, de 22 de agosto de 2002 - Política Nacional de Biodiversidade;
Decreto nº 6.041, de 8 de fevereiro de 2007 - Política de Desenvolvimento da Biotecnologia;
Decreto nº 9.283, de 2018; Decreto Legislativo nº 2, de 1994 - Convenção da Diversidade Biológica;
Portaria Interministerial nº 32 MCT/MDIC, de 15/01/2009, E
Portaria Interministerial MCT/MDIC nº 597, 06 de setembro de 2006 – prioridades da política industrial e tecnológica;

2000 Administração da Unidade

Decreto nº 11.334, de 1º/01/2023; LEI Nº 8.666, DE 21/06/1993; LEI Nº 14.133, DE 1º/04/2021.

200D Participação Brasileira em Telescópios Internacionais

Art. 218, §§ 1º, 2º e 3º e Art. 225 da Constituição Federal; Lei 11.428/06, de 22 de dezembro de 2006; Lei 12.954, de 5 de fevereiro de 2014; Decreto 11.493, de 17 de abril de 2023; Portaria MCTI 6.961, de 19 de abril de 2023; Portaria MCTI 7.060, de 24 de maio de 2023.Acordo do Telescópio SOAR renovado e assinado pelo Ministro de Ciência, Tecnologia e Inovações, Sr. Marcos Pontes, no 03/09/2020 e registradas no Memorando nº 9732/2020/MCTI (Doc. SEI nº 5759027), Memorando nº 682/2020/LNA (Doc. SEI nº 5772620), e as minutas da Emenda nº 5 ao Acordo do Telescópio SOAR (Docs. SEI nº 5776584 e SEI nº 5776600). Acordo do Gemini ratificado através de documento assinado pelo Sr. Ministro da Ciência, Tecnologia e Inovações, Sr. Marcos Cesar Pontes em 08/12/2021 (Doc. SEI nº 8822582). Acordo de Cooperação entre o Brasil e Corporação Telescópio Canadá-França-Havaí, publicado no DOU no 23 de julho de 2012.

20GB Monitoramento e Alerta de Desastres Naturais - CEMADEN

Artigo 218 da Constituição Federal, Lei nº 14.600, de 19 de junho de 2023, Decreto nº 11.334, de 1º de janeiro de 2023 (Estrutura Regimental do MCTI) e Portaria MCTI nº 7.053, de 24 de maio de 2023 (Regimento Interno do CEMADEN).

20UI Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas Espaciais - INPE

Art. 218, §§ 1º, 2º e 3º e Art. 225 da Constituição Federal; Lei 11.428/06, de 22 de dezembro de 2006; Lei 12.954, de 5 de fevereiro de 2014; Decreto 11.493, de 17 de abril de 2023; Portaria MCTI 6.961, de 19 de abril de 2023; Portaria MCTI 7.055, de 24 de maio de 2023.

20UJ Ciência, Tecnologia e Inovação no Instituto Nacional do Semiárido - INSA

Constituição Federal, Art. 218; Lei nº 13.243, de 11/01/2016, Decreto nº 11.493, de 17 de abril de 2023; Portaria MCTI Nº 7.059, de 24 de maio de 2023.

20UK Ciência, Tecnologia e Inovação no Observatório Nacional - ON

- Decreto de 15 de outubro de 1827 - Criação do Imperial Observatório do Rio de Janeiro;
- Decreto nº 2.784, de 18 de junho de 1913 – Determina a Hora Legal Brasileira;
- Decreto nº 10.546, de 5 de novembro de 1913 – Regulamenta a Hora Legal Brasileira;
- Decreto nº 4.264, de 10 de junho 2002 – Reestabelece o Decreto 10.546/1913;
- Decreto nº 11.493, de 17 de abril de 2023 – Aprova a estrutura do MCTI; e
- Portaria MCTI nº 7.064, de 24 de maio de 2023 – Aprova o regimento do ON.

20UL Ciência, Tecnologia e Inovação no Centro de Tecnologia da Informação Renato Archer - CTI

- Constituição Federal de 1988 - Art. 218, que estabelece que o Estado promoverá e incentivará o desenvolvimento científico, a pesquisa, a capacitação científica e tecnológica, e a inovação;
- Lei nº 7.232, de 29/10/1984, que estabelece a Política Nacional de Informática;
- Lei nº 10.973, de 02/12/2004, que dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo e dá outras providências;
- Decreto nº 88.010, de 30/10/1982, que cria o Centro de Tecnologia para Informática;
- Decreto nº 11.493 de 17/04/2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do MCTI;
- Portaria MCTI nº 7.049, de 24/05/2023, que aprova o Regimento Interno do CTI Renato Archer;
- Portaria MCTI nº 6.998, de 10/05/2023, que estabelece diretrizes para nova ENCT 2023-2030;
- Portaria CTI nº 129, de 07 de julho de 2021, que aprova o Plano Diretor 2021-2025 do CTI.

20UM Ciência, Tecnologia e Inovação no Centro Brasileiro de Pesquisas Físicas - CBPF

Art. 218, §§ 1º, 2º e 3º e Art. 225 da Constituição Federal; Lei 11.428/06, de 22 de dezembro de 2006; Lei 12.954, de 5 de fevereiro de 2014; Decreto 11.493, de 17 de abril de 2023; Portaria MCTI 321, de 28 de maio de 2008; Portaria MCTI 6.961, de 19 de abril de 2023; Portaria MCTI 7.047, de 24 de maio de 2023;

20UN Ciência, Tecnologia e Inovação no Instituto Nacional de Tecnologia - INT

Constituição Federal/1988: artigo 23, inciso V (EC 85/2015); artigo 24, inciso IX; artigo 167, parágrafo 5º e Capítulo IV. Lei 4.320/1964 (lei geral dos orçamentos). Lei 10.973/2004 (Inovação). Lei 11.196/2005 (do Bem). Decreto Federal 15.209/1921 (criação do INT). Decreto nº 11.493, de 17.04.2023 (atualiza a Estrutura Regimental do MCTI). Portaria MCTI Nº 7.058, de 24 de maio de 2023 (regimento interno INT).

20UO Pesquisa, Desenvolvimento Tecnológico e Inovação no Museu de Astronomia e Ciências Afins - MAST

218, CF; MP nº 2.216/37/01; Decreto n° 97.753/89; Resolução Executiva CNPq 030/85, de 8 de março de 1985 e Regimento Interno do MAST - Portaria MCTI 7.062, DE 24 de maio de 2023

20UP Apoio a Projetos de Tecnologia Social e Assistiva

Constituição Federal - Capítulo IV
Portaria MCTI nº 6.998, de 10.05.2023
Lei no 11.346, de 15 de setembro de 2006,
Lei nº 11.346, de 15 de setembro de 2006,
Lei nº 11.326, de 24 de julho de 2006
Lei 12.188 de 11 de janeiro de 2010
Lei 13.146/2015
Lei nº 12.205/
Lei 11.445/07
Decreto Nº 7.794, de 20 de agosto de 2012
Decreto nº 6.040 de 07.02.2007;
Decreto 5.296/2004

Ação Orçamentária / Base Legal

Decreto nº 7.272, de 25 de agosto de 2010.
Decreto nº 10.645/2021
Decreto nº 10.094/2019
Decreto nº 11.414, de 13/02/2023
Decreto nº 5.811, de 21/06/2006
Portaria Interministerial nº 362/2012
Portaria MCTI nº 5.366/2021

20UR Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas da Amazônia - INPA

Art. 218, § 1º, 2º e 3º e Art. 225, § 4º da Constituição Federal; da CF/1988; 2º da Lei nº. 12.954/2014; Art. 26 do Decreto nº 11.493/2023; Portaria MCTI nº 7.048, de 24 de maio de 2023.

20US Fomento a Projetos de Pesquisa e Desenvolvimento Científico

Constituição Federal de 1988 Art. 23, inciso V, Art. 167, parágrafo 5º e Art. 218;
Lei nº 13.243/2016;
Decreto nº 8.866/2016 Arts. 2º e 3º do Anexo I;
Decreto nº 9.283/2018.

20UT Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais

Constituição Federal, de 05 de outubro de 1988, com a emenda nº 85 de fevereiro de 2015; Lei Complementar nº 123/2006; Lei nº 8.248/1991; Lei nº 10.176/2001; Lei nº 11.077/2004; Lei nº 10.973/2004; Lei nº 11.484/2007; Lei nº 12.965/2014; Lei nº 13.023/2014; Lei nº 13.969/2019; Decreto nº 5.906/2006; Decreto nº 9.854/2019; Decreto nº 10.356/2020; Decreto nº 10.615/2021; Decreto nº 11.401/2023; Decreto nº 11.493/2023; Portaria MCTI nº 6.998, de 10.05.2023; Portaria Interministerial MDIC/MCTI nº 66, de 11.07.2024.

20UV Fomento à Pesquisa e Desenvolvimento em Ciência e Tecnologia do Mar e Antártica e à Infraestrutura Oceânica e Antártica

Art. 218, CF; Lei nº 14.600, de 19 de junho de 2023; Lei 13.243, de 11 de abril de 2016; Lei nº 6.938, de 31 de agosto de 1981; Decreto nº 9.858, de 25 de junho de 2019; Decreto nº 5.377, de 23 de fevereiro de 2005; Decreto nº 4.703, de 21 de maio de 2003; Decreto nº 4.339, de 22 de agosto de 2002; Decreto nº 74.557, de 12 de setembro de 1974; Decreto Nº 10.603, de 20 de janeiro de 2021; Decreto Nº 11.096, de 15 de junho de 2022; Decreto Nº 11.493, de 17 de abril de 2023.; DECRETO Nº 12.363, DE 17 DE JANEIRO DE 2025 - Aprova o XI Plano Setorial para os Recursos do Mar. DECRETO Nº 12.481, DE 2 DE JUNHO DE 2025 - Institui a Política Marítima Nacional.

20V6 Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas

Constituição Federal, de 5 de outubro de 1988, art. 218, §§ 1º a 3º – trata do incentivo à ciência, tecnologia e inovação;
Emenda Constitucional nº 85, de 26 de fevereiro de 2015 – altera e acrescenta dispositivos para tratar da inovação e do desenvolvimento científico e tecnológico.
Lei Complementar nº 123, de 14 de dezembro de 2006, arts. 1º, 2º e 17 – institui o Estatuto Nacional da Microempresa e da Empresa de Pequeno Porte.
Lei Complementar nº 123, de 14 de dezembro de 2006, arts. 1º, 2º e 17 – institui o Estatuto Nacional da Microempresa e da Empresa de Pequeno Porte.
Lei nº 8.387, de 30 de dezembro de 1991 – institui incentivos fiscais para empresas de base tecnológica;
Lei nº 9.440, de 14 de março de 1997 – dispõe sobre incentivos fiscais nas áreas da Sudene e Sudam;
Lei nº 9.478, de 6 de agosto de 1997, arts. 1º, 5º e 50 – institui a política energética nacional;
Lei nº 10.848, de 15 de março de 2004 – trata da comercialização de energia elétrica no âmbito do SIN;
Lei nº 10.973, de 2 de dezembro de 2004 – dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica;
Lei nº 11.077, de 30 de dezembro de 2004 – trata da concessão de incentivos fiscais para desenvolvimento de software;
Lei nº 11.097, de 13 de janeiro de 2005 – institui o uso do biodiesel como fonte energética renovável;
Lei nº 11.196, de 21 de novembro de 2005, arts. 17 a 26 – dispõe sobre os incentivos à inovação tecnológica (""Lei do Bem"");
Lei nº 11.484, de 31 de maio de 2007 – institui o PADIS e PATVD (incentivos fiscais a semicondutores e TV digital);
Lei nº 11.487, de 15 de junho de 2007 – dispõe sobre incentivos fiscais e apoio a projetos inovadores;
Lei nº 11.774, de 17 de setembro de 2008 – trata de incentivo à formação de pessoal para área tecnológica;
Lei nº 11.921, de 13 de abril de 2009 – trata da inclusão digital e acesso à internet;
Lei nº 12.351, de 22 de dezembro de 2010 – dispõe sobre a exploração de petróleo sob regime de partilha (Pré-sal);
Lei nº 12.715, de 17 de setembro de 2012 – institui o Programa de Apoio à Competitividade (PAC/FGI);
Lei nº 12.734, de 30 de novembro de 2012 – trata da redistribuição dos royalties do petróleo;
Lei nº 13.023, de 8 de agosto de 2014 – dispõe sobre estímulo à inovação nas Forças Armadas;
Lei nº 13.033, de 23 de setembro de 2014 – torna obrigatória a adição de biodiesel ao diesel vendido;
Lei nº 13.146, de 6 de julho de 2015, art. 75 – institui o Estatuto da Pessoa com Deficiência e estabelece a criação do Plano Nacional de Tecnologia Assistiva;
Lei nº 13.755, de 10 de dezembro de 2018 – institui o Programa Rota 2030 – Mobilidade e Logística;
Lei nº 14.600, de 19 de junho de 2023, art. 56 – dispõe sobre a estrutura organizacional da Administração Pública Federal.
Decreto-Lei nº 227, de 28 de fevereiro de 1967 – Código de Mineração;
Decreto nº 5.906, de 26 de setembro de 2006 – institui a Política Nacional de Biocombustíveis;
Decreto nº 6.259, de 19 de novembro de 2007 – dispõe sobre as competências do MCTI;
Decreto nº 7.389, de 19 de dezembro de 2010 – institui a Estratégia Nacional de CT&I;
Decreto nº 10.094, de 6 de novembro de 2019 – trata da promoção da acessibilidade e inclusão;
Decreto nº 10.615, de 29 de janeiro de 2021 – aprova a estrutura regimental do MCTI;
Decreto nº 10.645, de 11 de março de 2021, art. 1º – regulamenta o art. 75 da Lei nº 13.146/2015;
Decreto nº 10.746, de 9 de julho de 2021 – institui a Política de CT&I de Materiais Avançados;
Decreto nº 11.401, de 21 de dezembro de 2023 – atualiza a organização da administração federal.
Plano Decenal de Expansão de Energia 2032 – base para investimentos em infraestrutura energética;
Plano Nacional de Eficiência Energética – diretrizes para o uso racional de energia;
Plano Nacional de Energia 2030 – cenário de planejamento estratégico do setor energético;
Plano Nacional de Mineração 2030 – define metas de desenvolvimento sustentável da mineração;
Programa Nacional de Produção e Uso de Biodiesel – promove a inserção do biodiesel na matriz energética;
Programa Nacional de Hidrogênio (PNH2) – diretrizes para estruturação da cadeia de hidrogênio no Brasil.
Portaria MCTI nº 4.082, de 28 de dezembro de 2018 – institui o Programa Centelha;
Portaria MCTI nº 3.459, de 12 de julho de 2019 – institui a Iniciativa Brasileira de Nanotecnologia;
Portaria MCTI nº 6.762, de 30 de dezembro de 2019 – institui o Programa Nacional de Apoio aos Ambientes Inovadores (PNI);
Portaria MCTI nº 4.680, de 30 de junho de 2021 – institui a Política de CT&I para Qualidade de Vida;
Portaria MCTI nº 5.365, de 1º de setembro de 2021 – institui a Política de CT&I para Tecnologias Habilitadoras;
Portaria MCTI nº 4.964, de 17 de dezembro de 2021 – institui o Programa de Inovação em Grafeno;
Portaria GABMI nº 4.530, de 17 de dezembro de 2021 – institui o Sistema Nacional de Laboratórios de Fotônica;
Portaria nº 4.532, de 17 de dezembro de 2021 – institui a Iniciativa Brasileira de Fotônica;
Portaria MCTI nº 6.536, de 19 de julho de 2022 – estabelece diretrizes para prestação de informações da Lei do Bem;
Portaria nº 6.022, de 28 de dezembro de 2022 – institui o Programa InovaNióbio-MCTI;
Portaria MCTI nº 6.961, de 20 de outubro de 2023 – define diretrizes internas;
Portaria MCTI nº 6.998, de 23 de outubro de 2023 – estabelece as diretrizes para a ENCTI 2023–2030;
Portaria MCTI nº 7.678, de 17 de novembro de 2023 – institui a Iniciativa Brasileira do Hidrogênio (IBH2);
Portaria MCTI nº 7.679, de 17 de novembro de 2023 – institui o Sistema Brasileiro de Laboratórios de Hidrogênio (SisH2 MCTI);
Portaria MCTI nº 7.906, de 14 de março de 2024 – institui o Sistema Nacional de Laboratórios em Nanotecnologias (SisNANO).
Resolução CNDI/MDIC nº 1, de 6 de julho de 2023 – institui a nova política industrial brasileira;
Plano de Ação para a Neoindustrialização 2024–2026 – orienta investimentos estratégicos em inovação e reindustrialização.

20V7 Pesquisa, Desenvolvimento Científico, Difusão do Conhecimento e Popularização da Ciência nas Unidades de Pesquisa do MCTI

Art. 218 da Constituição Federal; Lei nº 14.600, de 19 de junho de 2023; Lei 13.243 de 11/01/2016; Lei 10.973 de 02/12/2004; Decreto nº 11.334, de 01/01/2023; Decreto nº 9.283 de 07/02/2018; Decreto nº 825, de 28/05/1993; Portaria MCTI N° 407, de 29 de junho de 2006; Portaria MCTI N° 3.008, de 01 de junho de 2017; Portaria MCTI N° 251, de 13 de março de 2014.

20V9 Monitoramento da Cobertura da Terra e do Risco de Queimadas e Incêndios Florestais (INPE)

Artigo da Constituição Federal; Lei nº 12.651, de 25 de maio de 2012 - Código Florestal; Lei nº 13.844, de 18 de junho de 2019 - Lei de Combate à Desinformação; Lei nº 14.944, de 31 de julho de 2024 - Política Nacional de Manejo Integrado do Fogo e altera o Código Florestal e a Lei dos Crimes Ambientais; Decreto PPCDAM-PPCerrado, de 15 de setembro de 2010 - Programa de Combate à Desertificação e Seca e o Programa do Cerrado; Decreto nº 10.142, de 20 de novembro de 2019 - Política Nacional de Gestão de Riscos e Desastres.

20VA Apoio a Estudos e Projetos de Pesquisas e Desenvolvimento Relacionados à Mudança do Clima

• Constituição Federal de 1988, art. 218.
• Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.
• Lei nº 13.341, de 29 de setembro de 2016.
• Lei nº 12.187, de 29 de dezembro de 2009 - Institui a Política Nacional sobre Mudança do Clima - PNMC.
• Decreto nº 11.550, de 05 de junho de 2023 - Dispõe sobre o Comitê Interministerial sobre Mudança do Clima (Governança do Clima).
• Decreto nº 11.493, de 17 de abril de 2023 - Estrutura Regimental do MCTI.
• Decreto nº 9.172/2017 que institui o Sistema de Registro Nacional de Emissões (SIRENE) como instrumento oficial para disponibilização dos resultados de emissões de gases de efeito estufa (GEE).
• Decreto nº 9.073, de 5 de junho de 2017 - Promulga o Acordo de Paris sob a Convenção-Quadro das Nações Unidas sobre Mudança do Clima, celebrado em Paris, em 12 de dezembro de 2015, e firmado em Nova Iorque, em 22 de abril de 2016.
• Decreto Legislativo nº 140/2016 - Aprova o Acordo de Paris sob a Convenção-Quadro das Nações Unidas sobre Mudança do Clima.
• Decreto nº 2.652 de 01 de julho de 1998 - Promulga a Convenção-Quadro das Nações Unidas sobre Mudança do Clima.
• Portaria nº 6.582, de 23 de novembro de 2022 - Aprova o regimento interno do MCTI;
• Portaria MCTI nº 3.896, de 16 de outubro de 2020 - Institui a estrutura de governança do AdaptaBrasil MCTI - Contribuição da Ciência para Medidas de Adaptação;
• Portaria MCTI nº 5.435, de 20 de dezembro de 2021 - Dispõe sobre a Rede Brasileira de Pesquisas sobre Mudanças Climáticas Globais - Rede Clima.
• Portaria nº 6.961, de 19 de abril de 2023, que detalha a Estrutura Regimental do Ministério da Ciência, Tecnologia e Inovação e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Anexo II doDecreto nº 11.493, de 17 de abril de 2023.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

CF/88, art. 218 § 1º, 2º, 3º; Lei nº 9.637 de 15/05/98; Decreto 9689 de 23 de janeiro de 2019; Decreto nº 9.190 de 01/11/2017; Decreto nº 11.215 de 29/09/2022; ; Decreto nº 4.078 de 9/01/2002 (CGEE); Decreto nº 4.077 de 9/01/2002 (RNP); Decreto nº 3.605 de 20/09/2000 (IMPA); Decreto S/N de 04 de junho de 1999 (IDSM); Decreto nº 2.405 de
26/11/1997 (CNPEM); Decreto S/N de 02 de setembro de 2013 (Embrapii); Decreto nº 11.275 de 06 de dezembro de 2022 (INPO); Portaria MCTIC nº 1.917, de 2020; Contratos de Gestão celebrados entre a União e as Organizações Sociais e Instrução Normativa GM nº 8 de 07 de dezembro de 2022.

215L Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico

Art. 218 da Constituição Federal; Emenda Constitucional nº 85, de 26/2/2015; Lei nº 14.600, de 19 de junho de 2023'; Lei nº 13,243, de 11/01/2016; e Lei nº 10.973, de 2/12/2004; Decreto Nº 11.493, de 17 e abril de 2023 e Decreto nº 9.283, de 7/02/2018.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

216W Pesquisa e Desenvolvimento para Estudos de Tempo, Clima, Observação e Modelagem do Sistema Terrestre

Lei nº 10.683, de 28 de maio de 2003 - Estrutura básica do Ministério da Ciência e Tecnologia e criação da Comissão de Coordenação das Atividades de Meteorologia, Climatologia e Hidrologia (CMCH) - última vigente nº 14.074, de 14 de outubro de 2020; Lei nº 12.187, de 29 de dezembro de 2009 - Política Nacional sobre Mudança do Clima (PNMC); Decreto nº 2652, de 1 de julho de 1998 - Convenção-Quadro das Nações Unidas sobre Mudança do Clima (UNFCCC); Decreto nº 6.065, de 21 de março de 2007 - regulamentação da CMCH; Decreto nº 10.142, de 20 de novembro de 2019 - Política Nacional de Gestão de Riscos e Desastres; Portaria MCT nº 728, de 20 de novembro de 2007 - Rede Brasileira de Pesquisas sobre Mudanças Climáticas Globais (Rede CLIMA); Portaria Ministerial MCTIC nº 3017, de 12 de junho de 2018 - Previsões climáticas sazonais; Portaria MCTI nº 4.617, de 6 de abril de 2021 - Inteligência artificial e desenvolvimento tecnológico; Convenção-Quadro das Nações Unidas sobre Mudança do Clima, de junho de 1992; Estratégia Brasileira de Inteligência Artificial (EBIA), de julho de 2021.

217J Atuação de Órgãos Colegiados Integrantes da Estrutura do MCTI

Constituição Federal - Art. 218;
Lei nº 9.257, de 9 de janeiro de 1996, que dispõe sobre o Conselho Nacional de Ciência e Tecnologia –CCT;
Lei nº 11.105, de 24 de março de 2005 - Capítulo III – Da Comissão Técnica Nacional de Biossegurança – CTNBio;
Lei nº 11.794, de 2008, que regulamenta o inc. VII do parágrafo 1º do art. 225 da Constituição Federal, estabelecendo procedimentos para o uso científico de animais;
Decreto nº 11.493, de 17 de abril de 2023 - Inciso IV, alíneas b), c) e d), do art. 2º do Anexo I, que Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Ciência, Tecnologia e Inovação e remaneja e transforma cargos em comissão e funções de confiança.

218D Ciência, Tecnologia e Inovação no Instituto Nacional da Mata Atlântica - INMA

Art. 218, §§ 1º, 2º e 3º da Constituição Federal; Decreto 8.877, de 18 de outubro de 2016, Portaria 932, de 23 de fevereiro de 2017. Decreto 9689 de 23 de janeiro de 2019

21F7 Pesquisa, Desenvolvimento Tecnológico e Inovação no Centro Nacional de Monitoramento e Alertas de Desastres Naturais - CEMADEN

Artigo 218 da Constituição Federal, Lei nº 14.600, de 19 de junho de 2023, Decreto nº 11.334, de 1º de janeiro de 2023 (Estrutura Regimental do MCTI) e Portaria MCTI nº 7.053, de 24 de maio de 2023 (Regimento Interno do CEMADEN).

21F8 Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisa do Pantanal - INPP

Art. 218, § 1º, 2º e 3º e Art. 225, § 4º da Constituição Federal; da CF/1988; 2º da Lei nº. 12.954/2014; Art. 26 do Decreto nº 11.493/2023; Portaria MCTI nº 6.988, de 08.05.2023

21IF Cooperação Regional em Ciência, Tecnologia e Inovação com a América Latina e o Caribe

Decreto Legislativo nº 131, de 3 de junho de 2015; Decreto nº 8.624, de 29 de dezembro de 2015.

2495 Controle de Bens Sensíveis

Lei nº 9112, de 18/10/1995; Decreto nº 4.214, de 30/04/2002; Decreto nº 2.074, de 14/11/1996; Portaria nº 3.410, de 10/09/2020; Portaria MCTI n.º 436, de 14.06.2012.

2C67 Pesquisa e Desenvolvimento no Centro de Tecnologias Estratégicas do Nordeste - CETENE

Art. 218 C.F.; Lei nº 14.600, de 19 de junho de 2023; Lei nº 13.123 (20/05/2015); Lei nº 11.105 (24/3/2005); Lei nº 9.456 (25/4/1997); Lei nº 6.938 (31/8/1981); Lei nº 4320/64; Decreto Lei nº 200/67; Decreto nº 6944/09; Decreto nº 6.041 (8/2/2007); Portaria MCTI 727 (11/outubro/2012); Portaria MCTI Nº 7.052, de 24 de maio de 2023, que aprova o Regimento Interno do Centro de Tecnologias Estratégicas do Nordeste.

4125 Pesquisa Científica, Desenvolvimento Tecnológico e Inovação sobre a Bio, Geo e Sociodiversidade da Amazônia no Museu Paraense Emílio Goeldi - MPEG

Art. 218 da Constituição Federal / Decreto Nº 11.334, de 1º de JANEIRO DE 2023 / Portaria MCTI N° 7.063, de 24 de maio de 2023.

4126 Pesquisa e Desenvolvimento em Astrofísica e Astronomia no Laboratório Nacional de Astrofísica - LNA

Art. 218, §§ 1º, 2º e 3º e Art. da Constituição Federal; Lei 11.428/06, de 22 de dezembro de 2006; Lei 12.954, de 5 de fevereiro de 2014; Decreto 11.493, de 17 de abril de 2023; Portaria MCTI 6.961, de 19 de abril de 2023; Portaria MCTI 7.060, de 24 de maio de 2023.

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

4128 Pesquisa e Desenvolvimento no Centro de Tecnologia Mineral - CETEM

Art. 218, §§ 1º, 2º e 3º e Art. 225 da Constituição Federal; Lei 11.428/06, de 22 de dezembro de 2006; Lei 12.954, de 5 de fevereiro de 2014; Decreto 11.493, de 17 de abril de 2023; Portaria MCTI 6.961, de 19 de abril de 2023; Portaria MCTI 7.050, de 24 de maio de 2023; Lei nº 13.243 de 11 de janeiro de 2016; Decreto nº 9.283 de 7 de fevereiro de 2018.

4132 Pesquisa e Desenvolvimento no Instituto Brasileiro de Informação em Ciência e Tecnologia - IBICT

art. 218, CF; MP nº 2.216/37/01; Decreto n° 35.124/54; Resolução Executiva 20/76 de 25 de março de 76, DECRETO Nº 11.493, DE 17 DE ABRIL DE 2023, PORTARIA MCTI Nº 7.054, DE 24 DE MAIO DE 2023,PORTARIA MCTI Nº 6.745, DE 24 DE JANEIRO DE 2023.

4139 Pesquisa e Desenvolvimento no Laboratório Nacional de Computação Científica - LNCC

Constituição Federal Art. 218, §§ 1º, 2º e 3º e Art. 225;
Lei 11.428/06, de 22 de dezembro de 2006;
Lei 12.954, de 5 de fevereiro de 2014;
Decreto 11.493, de 17 de abril de 2023;
Portaria MCTIC nº 5.158, de 14 de novembro de 2016, que estabelece o Regimento Interno do LNCC
Portaria MCTI Nº 7.061, de 24 de maio de 2023 Nova portaria do Regimento Interno

4210 Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação

Constituição Federal de 1988 Art. 167, parágrafo 5º e Art. 218;
Lei nº 13.844, de 18/06/2019;
Decreto nº 5.151/2004;
Decreto nº 5.820/2006, alterado pelo Decreto nº 8.061/2013.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Lei nº 13.844, de 2019;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

6147 Cooperação Internacional em Ciência, Tecnologia e Inovação

Decreto nº 10.463/2020 (Estrutura Regimental do MCTI);
Portaria nº 3.410/2020 (Regimento Interno do MCTI);
Portaria MCTI nº 5.720/2022 (Política de Cooperação Internacional em CT&I do MCTI);
Portaria MCTI nº 5.733/2022 (Prioridades da Cooperação Internacional em CT&I no MCTI - biênio 2022-2023).

6702 Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica

Art. 218 da Constituição Federal; Lei nº 13.019, de 31.07.2014; Lei nº 13.243, do 11/01/2016; Decreto nº 11.531 de 16/05/2023; Decreto de 09.06.2004; Decreto nº 11.754 de 25/10/2023; Decreto 10.426/2020; Portaria Conjunta MGI/MF/CGU nº 33, de 30/08/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024.

24201 Conselho Nacional de Desenvolvimento Científico e Tecnológico

00LV Formação, Capacitação e Fixação de Recursos Humanos para o Desenvolvimento Científico

Art. 23, inciso V e Art. 218 da Constituição Federal; Lei de Inovação (Lei nº 10.973/2004 e Decreto nº 9.283/2018); Marco Legal (Lei nº 13.243/ 2016); Art. 2º e 3º dos Anexos I e II do Decreto nº 11.229/2022 (Estatuto do CNPq).

00RL Formação e Expansão da Capacitação de Recursos Humanos em Atividades de Pesquisa Tecnológica, Empreendedorismo e Inovação

Art. 23, inciso V e Art. 218 da Constituição Federal; Lei de Inovação (Lei nº 10.973/2004 e Decreto nº 9.283/2018); Marco Legal (Lei nº 13.243/ 2016); Art. 2º e 3º dos Anexos I e II do Decreto nº 11.229/2022 (Estatuto do CNPq).

2000 Administração da Unidade

Lei nº 1310 de 15/01/1951.

20US Fomento a Projetos de Pesquisa e Desenvolvimento Científico

Art. 23, inciso V e Art. 218 da Constituição Federal; Lei de Inovação (Lei nº 10.973/2004 e Decreto nº 9.283/2018); Marco Legal (Lei nº 13.243/ 2016); Art. 2º e 3º dos Anexos I e II do Decreto nº 11.229/2022 (Estatuto do CNPq).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

4208 Sistema Integrado de Informações em Ciência e Tecnologia (Plataforma Lattes)

Art. 218 da CF; Decreto nº 11.229/ 2022; Lei n° 14.600/2023.

4210 Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação

Arts. 167, parágrafo 5º e art. 218 da CF/88; Lei n° 14.600/2023; Decreto nº 5.820/06 e Decreto n° 5.151/2004.

6147 Cooperação Internacional em Ciência, Tecnologia e Inovação

Lei nº 10.973/2004; Marco Legal (Lei 13.243/2016); Lei nº 7.781/1989; Decreto nº 9.581/2018; Portaria MCTI nº 6.582/2022; Art. 2º e 3º dos Anexos I e II do Decreto nº 11.229/2022 (Estatuto do CNPq).

6702 Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica

Lei nº 13.243 de 2016; Decreto nº 11.229 de 2022 e Decreto nº 11.493 de 2023.

24204 Comissão Nacional de Energia Nuclear

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

CF Art. 218; Lei nº 4.118/62; Lei nº 6.189/74; Lei nº 7.781/89.

00WS Contribuição para o Programa de Cooperação Técnica da Agência Internacional de Energia Atômica (AIEA)

Lei nº 4.118/62; Lei nº 6.189/74; Lei nº 7.781/89; e Decreto nº 42.155/1957.

12P1 Implantação do Reator Multipropósito Brasileiro

Lei nº 4.118, de 27 de agosto de 1962;
Lei nº 6.189, de 16 de dezembro de 1974;
Lei nº 7.781, de 27 de junho de 1989.

13CM Implantação do Centro Tecnológico Nuclear e Ambiental - CENTENA

Lei nº 4.118/62;
Lei nº 6.189/74;
Lei nº 7.781/89;
Lei nº 10.308/2001.

13CN Implantação do Laboratório de Fusão Nuclear

Lei nº 4.118/62;
Lei nº 6.189/74;
Lei nº 7.781/89.

2000 Administração da Unidade

Decreto nº 9.991, de 28 de agosto de 2019.

20UX Desenvolvimento da Ciência e da Tecnologia Nucleares

Lei nº 4.118, de 27 de agosto de 1962;
Lei nº 6.189, de 16 de dezembro de 1974;
Lei nº 7.781, de 27 de junho de 1989.

215N Prestação de Serviços Tecnológicos e Inovadores

Lei nº 4.118, de 27 de agosto de 1962;
Lei nº 6.189, de 16 de dezembro de 1974;.
Lei nº 7.781, de 27 de junho de 1989;
Lei nº 13.243, de 11de janeiro de 2016.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E.

218E Armazenamento de Rejeitos Radiativos e Proteção Radiológica

Lei nº 4.118/62;
Lei nº 6.189/74;
Lei nº 7.781/89.
Lei nº 10.308/2001.

21E0 Suporte à Fiscalização em Instalações sob Controle Regulatório, nas Áreas de Proteção Radiológica Ambiental, Ocupacional e do Paciente

Lei nº 14.222, de 15 de outubro de 2021, que dispõe sobre a criação e competências da ANSN. Decreto nº 11.142, de 21 de julho de 2022.

21E1 Segurança de Instalações Nucleares e Controle de Material Nuclear

Lei nº 14.222, de 15 de outubro de 2021, que dispõe sobre a criação e competências da ANSN. Decreto nº 11.142, de 21 de julho de 2022.

21E2 Segurança de Instalações Radiativas, Instalações Minero-Industriais, Depósito de Rejeitos e Transporte e Controle de Minérios e Minerais de Interesse

Lei nº 14.222, de 15 de outubro de 2021, que dispõe sobre a criação e competências da ANSN. Decreto nº 11.142, de 21 de julho de 2022.

2478 Produção e Fornecimento de Radiofármacos no País

Lei nº 4.118, de 27 de agosto de 1962;
Lei nº 6.189, de 16 de dezembro de 1974;
Lei nº 7.781, de 27 de junho de 1989.

2B32 Formação Especializada para o Setor Nuclear

Lei nº 4.118, de 27 de agosto de 1962;
Lei nº 6.189, de 16 de dezembro de 1974;
Lei nº 7.781, de 27 de junho de 1989.

24205 Agência Espacial Brasileira

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

PLDO 2026

2000 Administração da Unidade

Lei nº 8.854, de 10 de FEVEREIRO de 1984.

20VB Pesquisa, Desenvolvimento Tecnológico e Formação de Capital Humano para o Setor Espacial

Constituição Federal, art. 218
Lei Nº 8.854, De 10 De Fevereiro De 1994, Art. 3º
Lei Nº 14.802, De 10 de Janeiro De 2024
Lei nº 14.946 de 31 de julho de 2024
Decreto Nº 1.332, de 8 de dezembro De 1994.
Decreto nº 1.953, de 10 de julho de 1996.
Decreto Nº 11.224, de 5 de outubro De 2022

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

21AG Desenvolvimento de Missões e Aplicações Espaciais

Constituição Federal, art. 218
Lei Nº 8.854, De 10 De Fevereiro De 1994, Art. 3º
Lei Nº 14.802, De 10 de Janeiro De 2024
Lei nº 14.946 de 31 de julho de 2024
Decreto Nº 1.332, de 8 de dezembro De 1994.
Decreto nº 1.953, de 10 de julho de 1996.
Decreto Nº 11.224, de 5 de outubro De 2022

21AH Governança, Estudos Estratégicos e Regulação de Atividades Espaciais

Constituição Federal, art. 218
Lei Nº 8.854, De 10 De Fevereiro De 1994, Art. 3º
Lei Nº 14.802, De 10 de Janeiro De 2024
Lei nº 14.946 de 31 de julho de 2024
Decreto Nº 1.332, de 8 de dezembro De 1994.
Decreto nº 1.953, de 10 de julho de 1996.
Decreto Nº 11.224, de 5 de outubro De 2022

21AI Funcionamento e Atualização de Infraestruturas e Aplicações Espaciais

Constituição Federal, art.
Lei Nº 8.854, De 10 De Fevereiro De 1994, Art. 3º

Ação Orçamentária / Base Legal

Lei Nº 14.802, De 10 de Janeiro De 2024
Lei nº 14.946 de 31 de julho de 2024
Decreto Nº 1.332, de 8 de dezembro De 1994.
Decreto nº 1.953, de 10 de julho de 1996.
Decreto Nº 11.224, de 5 de outubro De 2022

21F9 Desenvolvimento da Capacidade Nacional de Acesso ao Espaço

Constituição Federal, art. 218
Lei Nº 8.854, De 10 De Fevereiro De 1994, Art. 3º
Lei Nº 14.802, De 10 de Janeiro De 2024
Lei nº 14.946 de 31 de julho de 2024
Decreto Nº 1.332, de 8 de dezembro De 1994.
Decreto nº 1.953, de 10 de julho de 1996.
Decreto Nº 11.224, de 5 de outubro De 2022

7F40 Implantação do Centro Espacial de Alcântara - CEA

Constituição Federal, art. 218
Lei Nº 8.854, De 10 De Fevereiro De 1994.
Lei Nº 8.854, De 10 de Fevereiro De 1994, Art. 3º
Lei Nº 14.802, De 10 de Janeiro De 2024
Lei nº 14.946 de 31 de julho de 2024
Decreto Nº 1.332, de 8 de dezembro De 1994.
Decreto Nº 10.220, de 5 de fevereiro De 2020
Decreto nº10.458, de 13 de agosto de 2020
Decreto Nº 11.224, de 5 de outubro De 2022
Decreto nº 11.502, de 25 de abril de 2023

24209 Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC

6432 Pesquisa, Desenvolvimento, Fabricação e Comercialização de Componentes Semicondutores

Constituição Federal de 1988, artigos 218 e 219;
Lei nº 11.484, de 31 de maio de 2007;
Lei nº 11.759, de 31 de julho de 2008;
Lei nº 12.745, de 19 de dezembro de 2012;
Lei nº 13.303, de 30 de junho de 2016;
Decreto nº 6.638, de 7 de novembro de 2008;
Decreto nº 8.945, de 27 de dezembro de 2016.

24901 Fundo Nacional de Desenvolvimento Científico e Tecnológico

00SV Cobertura de Despesas de Administração e de Despesas Operacionais do Fundo Nacional de Desenvolvimento Científico e Tecnológico (Lei nº 11.540, de 12 de novembro de 2007, e Decreto nº 6.938, de 13 de agosto de 2009)

Lei Nº 11.540, de 12 de novembro de 2007, arts. 8º e 13; Decreto Nº 6.938, de 13 de agosto de 2009

0741 Equalização de Taxa de Juros em Financiamento à Inovação Tecnológica (Lei nº 10.332, de 2001)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007 Art. 12º, Inciso I (c)
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso V e Art.3º, Inciso II; Lei 14.554, de 20 de abril de 2023, Art. 4º
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018 Art. 6º, §1º, Inciso III
Decreto nº 4.195, de 11 de abril de 2002. Art 2º, Inciso II

0745 Investimento em Empresas Inovadoras

Constituição Federal de 1988
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso V e Art.3º, Inciso III
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 07 de fevereiro de 2018 Art. 4º
Decreto nº 4.195, de 11 de abril de 2002. Art 2º, Inciso III

0A29 Subvenção Econômica a Projetos de Desenvolvimento Tecnológico (Lei nº 10.973, de 2004)

Constituição Federal de 1988
Lei nº 11.540 de 2007 Art. 12º, Inciso I (b)
Lei nº 10.973 de 2004 Art.19º, § 3º, 4º e 5º
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso V e Art.3º, Inciso IV
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 07 de fevereiro de 2018 Art. 6º, §1º, Inciso III e Art. 21º a 24º

12P1 Implantação do Reator Multipropósito Brasileiro

Lei nº 4.118, de 27 de agosto de 1962;
Lei nº 7.781, de 27 de junho de 1989.

13CL Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)

CF/88, art. 218, §§ 1º, 2º, 3º; Lei nº 9.637 de 15/05/98; Decreto nº 9.190 de 01/11/2017; Decreto nº 11.215 de 29/09/2022; Decreto nº 2.405 de 26/11/1997; Portaria MCTIC nº 1.917, de 2020; Instrução Normativa GM nº 8, de 07 de dezembro de 2022; Contrato de Gestão entre a União e o CNPEM/OS.

163O Novo Plano de Aceleração do Crescimento – por Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Base legal CT-infra:
Constituição Federal de 1988 Art. 218º
Lei nº 9.637, de 15 de maio de 1998
Lei nº 11.540 de 2007 Art. 11
Lei nº 10.973 de 2004
Lei nº 10.197, de 14 de fevereiro de 2001 Art. 1º, Art. 4º, Inciso III
Lei 13.243 de 11 de janeiro de 2016
Decreto-Lei nº 719, de 31 de julho de 1969 Art. 3A e Art. 3B
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 3.807, de 26 de abril de 2001 Art. 1º, 2º e 4º
Portaria nº 1.917 de 29 de abril de 2020

2095 Fomento a Projetos de Implantação, Recuperação e Modernização da Infraestrutura de Pesquisa das Instituições Públicas (CT-Infra)

Constituição Federal de 1988 Art. 218º
Lei nº 11.540 de 2007 Art. 11
Lei nº 10.973 de 2004
Lei nº 10.197, de 14 de fevereiro de 2001 Art. 1º, Art. 4º, Inciso III
Lei nº 10.052, de 28 de novembro de 2000
Lei 13.243 de 11 de janeiro de 2016
Decreto-Lei nº 719, de 31 de julho de 1969 Art. 3A e Art. 3B
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 3.807, de 26 de abril de 2001 Art. 1º, 2º e 4º

20I4 Fomento a Pesquisa e Desenvolvimento em Áreas Básicas e Estratégicas

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 11.540 de 12 de novembro de 2007 Art. 14º
Lei 13.243 de 11 de janeiro de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018

2113 Fomento à Pesquisa e à Inovação Tecnológica (CT-Verde Amarelo)

Constituição Federal de 1988 Art. 218º
Lei nº 11.540 de 2007 Art. 12º, Inciso I (a)
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, inciso V, e art. 5º
Lei 10.168 de 29 de dezembro de 2000 Art. 4º, 5º e 6º
Lei 13.243 de 11 de janeiro de 2016.
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018 Art. 3º
Decreto nº 4.195 de 2002 Art. 1º

2119 Fomento a Projetos Institucionais para Pesquisa no Setor Mineral (CT-Mineral)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 8.001, de 13 de março de 1990 Art. 2º, § 2º, inciso II
Lei nº 13.540, de 18 de dezembro de 2017
Lei nº 9.993 de 24 de julho de 2000
Decreto-Lei nº 719, de 31 de julho de 1969 Art;. 3º, Inciso I (b)
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 3.866, de 16 de julho de 2001 Art. 1º

2189 Fomento a Projetos Institucionais para Pesquisa no Setor de Energia Elétrica (CT-Energ)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 9.991, de 24 de julho de 2000 Art. 4º, Inciso I, § 1º e 2º e Art. 5º, Inciso II
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009 Art. 3º, Inciso I (c)
Decreto nº 9.283 de 2018
Decreto nº 3.867, de 16 de julho de 2001 Art. 1º

2191 Fomento a Projetos Institucionais para Pesquisa no Setor de Transportes Terrestres e Hidroviários (CT-Transporte)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 9.992, de 24 de julho de 2000 Art. 1º, § 1º e 3º
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 4.324, de 6 de agosto de 2002: Art. 1º e 3º

21IG Apoio a Projetos de Pesquisa, Desenvolvimento e Inovação Desenvolvidos pelas Organizações Sociais com Contrato de Gestão com o MCTI (Lei nº 11.540 de 12 de novembro de 2007)

CF/88, art. 218 § 1º, 2º, 3º;
Lei nº 9.637 de 15/05/98;
Decreto 9689 de 23 de janeiro de 2019;
Decreto nº 9.190 de 01/11/2017;
Decreto nº 11.215 de 29/09/2022;
Decreto nº 4.078 de 9/01/2002 (CGEE);
Decreto nº 4.077 de 9/01/2002 (RNP);
Decreto nº 3.605 de 20/09/2000 (IMPA);
Decreto S/N de 04 de junho de 1999 (IDSM);
Decreto nº 2.405 de
26/11/1997 (CNPEM);
Decreto S/N de 02 de setembro de 2013 (Embrapii);
Decreto nº 11.275 de 06 de dezembro de 2022 (INPO);
Portaria MCTIC nº 1.917, de 2020; Contratos de Gestão celebrados entre a União e as Organizações Sociais e Instrução Normativa GM nº 8 de 07 de dezembro de 2022.

2223 Fomento a Projetos Institucionais para Pesquisa no Setor de Recursos Hídricos (CT-Hidro)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 8.001, de 13 de março de 1990 Art. 1º, Inciso V, § 3º e 6º
Lei nº 9.993, de 24 de julho de 2000 Art. 3º
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 3.874, de 19 de julho de 2001 Art. 1º

2357 Fomento a Projetos Institucionais para Pesquisa no Setor Espacial (CT-Espacial)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 9.994, de 24 de julho de 2000 Art.1º, Incisos I, II, III e IV e Art. 2º
Lei 13.243 de 11 de janeiro de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018

Ação Orçamentária / Base Legal

Decreto nº 3.915, de 12 de setembro de 2001 Art. 1º

2997 Fomento a Projetos Institucionais para Pesquisa no Setor de Saúde (CT-Saúde)

Constituição Federal de 1988 Art. 218º
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso II.
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 4.143, de 25 de fevereiro de 2002

4031 Fomento a Projetos Institucionais para Pesquisa no Setor de Biotecnologia (CT-Biotecnologia)

Constituição Federal de 1988 Art. 218º
Lei nº 11.540 de 20
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso III.
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 4.154, de 07 de março de 2002

4043 Fomento a Projetos Institucionais para Pesquisa no Setor de Agronegócio (CT-Agronegócio)

Constituição Federal de 1988
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso I.
Lei 13.243 de 11 de janeiro de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 4.157, de 12 de março de 2002

4053 Fomento a Projetos Institucionais para Pesquisa no Setor Aeronáutico (CT-Aeronáutico)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 10.332, de 19 de dezembro de 2001 Art. 1º, Inciso IV.
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 4.179, de 02 de abril de 2002

4156 Fomento a Projetos Institucionais para Pesquisa no Setor de Petróleo e Gás Natural (CT-Petro)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 9.478, de 6 de agosto de 1997 Art. 49, Inciso I (d) e Inciso II (f) § 1º e § 2º
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969 Art. 3º, Inciso I
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 2.851, de 30 de novembro de 1998 Art. 1º, §1º e Art. 2º
Decreto nº 2.705, de 3/8/1998
Decreto nº 3.318, de 30/12/1999 Art. 5º

4185 Fomento a Projetos Institucionais para Pesquisa no Setor de Tecnologia da Informação (CT-Info)

Constituição Federal de 1988; Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 8.248, de 23 de outubro de 1991 Art. 11, §1º e Inciso III, §2º
Lei 13.243 de 2016
Lei nº 13.969 de 2019
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009; Decreto nº 9.283 de 2018
Decreto nº 10.356, de 20 de maio de 2000 Art. 13º, Inciso III
Decreto nº 5.906, de 26 de setembro de 2006

4947 Fomento a Projetos Institucionais de Ciência e Tecnologia

Constituição Federal de 1988 Art. 218;
Lei nº 11.540 de 2007;
Lei nº 10.973 de 2004;
Lei nº 11.540 de 12 de novembro de 2007 Art. 14º;
Decreto-Lei nº 719, de 31 de julho de 1969;
Decreto nº 6.938 de 2009;
Decreto nº 9.283 de 2018;

4949 Fomento a Projetos Institucionais para Pesquisa na Região Amazônica (CT-Amazônia)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 8.387, de 30 de dezembro de 1991 Art. 2º, § 3º e 4º e Inciso II
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto-Lei nº 288, de 28 de fevereiro de 1967
Decreto nº 10.521, de 15 de outubro de 2020 Art. 5º, § 1º e Inciso II, Art. 27, Inciso IV e VI

8563 Fomento a Projetos Institucionais para Pesquisa no Setor de Transporte Aquaviário e de Construção Naval (CT-Aquaviário)

Constituição Federal de 1988 Art. 218
Lei nº 11.540 de 2007
Lei nº 10.973 de 2004
Lei nº 10.893, de 13 de julho de 2004 Art. 17º, §1º
Lei 13.243 de 2016
Decreto-Lei nº 719, de 31 de julho de 1969
Decreto nº 6.938 de 2009
Decreto nº 9.283 de 2018
Decreto nº 5.252, de 22 de outubro de 2004 Art. 1º e 3º

25101 Ministério da Fazenda - Administração Direta

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Lei nº 12.649, de 17 de maio de 2012 - Art. 5º;
Decreto Legislativo nº 55, de 18 de junho de 2019;
Decreto nº 10.109, de 7 de novembro de 2019;
Ofício nº 7180/2017-MP, de 7 de fevereiro de 2017;
Carta Convite da OCDE, de 12 de setembro de 2016

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

0556 Apoio Financeiro à Fundação Getúlio Vargas

Decreto-Lei nº 6.693, de 14 de julho de 1944, o qual autoriza a criação da FGV;
Decreto-Lei nº 9.486, de 17 de julho de 1946, o qual autoriza a consignar, no orçamento federal, dotação para realizar transferência financeira para a FGV; e
Decreto nº 11.907, de 30 de janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

166O Implantação das Soluções Tecnológicas Decorrentes da Reforma Tributária

Decreto nº 11.907, de 30 de Janeiro de 2024, que aprova a estrutura regimental do Ministério da Fazenda.

2000 Administração da Unidade

Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

20Z6 Gestão de Políticas Econômicas e Fiscais

Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal;
Decreto nº 92.452, de 10 de março de 1986 - Criação da Secretaria do Tesouro Nacional;
Decreto nº 10.393, de 9 de junho de 2020 - Institui a nova Estratégia Nacional de Educação Financeira - ENEF e o Fórum Brasileiro de Educação Financeira - FBEF.
Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

20Z7 Gestão de Sistemas Informatizados de Administração Financeira e Contábil

Lei Complementar nº 101, de 4 de maio de 2000 - LRF;
Lei nº 10.180, de 6 de fevereiro de 2001- Organiza e disciplina os Sistemas de Planejamento e Orçamento Federal, de Administração Financeira Federal, de Contabilidade Federal e de Controle Interno do Poder Executivo Federal;
Decreto nº 92.452, de 10 de março de 1986 - Criação da STN;
Decreto nº 3.590, de 6 de setembro de 2000 - Dispõe sobre o Sistema de Administração Financeira Federal;
Decreto nº 10.393, de 9 de junho de 2020 - Institui a nova Estratégia Nacional de Educação Financeira - ENEF e o Fórum Brasileiro de Educação Financeira - FBEF; e
Decreto nº 11.907, de 30 de janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

21CR Assistência Técnica para Gestão dos Projetos de Modernização da Gestão Administrativa e Fiscal dos Municípios

Lei Complementar nº 101, de 04 de maio de 2000, Artigo 64 - Lei de Responsabilidade Fiscal, A União prestará assistência técnica e cooperação financeira aos Municípios;
Decreto nº 11.907, de 30 janeiro de 2024 - aprova a estrutura do Ministério da Fazenda;
Portaria SGE/SE/MF nº 001, de 1º de março de 2018 - que aprovou o Regulamento Operacional do Programa;
Resoluções do Senado Federal nº 64, de 1999; nº 17, de 2001; nº 43, de 2001; e nº 03, de 2002;
Contrato de Empréstimo BID nº 1194/OC-BR, assinado em 18 de março de 2001;
Contrato de Empréstimo BID nº 2248/OC-BR, assinado em 29 de dezembro de 2009; e
Contrato de Empréstimo BID nº 3391/OC-BR, assinado em 28 de dezembro de 2017.

21IB Regulação e Fiscalização das Apostas e Loterias

Lei nº 5.768, de 20 de dezembro de 1971 – Estabelece normas para promoções comerciais;
Lei nº 9.613, de 3 de março de 1998, art. 9º, inciso VI - obrigação de identificação de clientes e comunicação de operações financeiras;
Lei nº 13.756, de 12 de dezembro de 2018 – Regula as apostas no Brasil;
Lei nº 14.790, de 29 de dezembro de 2023 – Marco legal das apostas de quota fixa; e
Decreto nº 11.907, de 30 de janeiro de 2024 - Aprova Estrutura Regimental do Ministério da Fazenda - art. 55;

4641 Publicidade de Utilidade Pública

Constituição Federal, art. 37 - Princípios da Administração Pública;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências.

25103 Secretaria Especial da Receita Federal do Brasil

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

148I Construção de Edifício-Sede de Unidades da Secretaria Especial da Receita Federal do Brasil em Belém - PA

Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.
Acórdão nº 1367/2021 – TCU, item 9.1.1
9.1.1. o objeto da Concorrência 01/2020, apesar de estar previsto para ser executado ao longo de três exercícios, não consta da Lei 13.971, de 27/12/2019, relativa ao Plano Plurianual 2020-2023, e tampouco tem ação orçamentária específica, uma vez que os recursos previstos para serem destinados ao empreendimento constam de dotação de gestão e manutenção do Poder Executivo, tipo "guarda-chuva", e não de investimento, configurando afronta ao art. 167, § 1º, da Constituição Federal de 1988 e aos arts. 5º, § 5º, e 16, incisos I e II, da Lei Complementar 101, de 4/5/2000.

2000 Administração da Unidade

Lei nº 11.457, de 16 de março de 2007, que cria a Secretaria da Receita Federal do Brasil;
Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

20VG Gestão das Soluções Informatizadas da Secretaria Especial da Receita Federal do Brasil e do Conselho Administrativo de Recursos Fiscais

Lei nº 11.457, de 16 de março de 2007, que cria a Secretaria da Receita Federal do Brasil;
Lei nº 11.941, de 27 de maio de 2009, que cria o CARF;
Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18; e
Decreto nº 11.459, de 30 de março de 2023 - adidâncias tributárias e aduaneiras junto a representações diplomáticas brasileiras

no exterior.

219L Serviço Público de Produção de Selos Fiscais Federais

Lei n° 11.488, de 15 de junho de 2007, arts. 27 a 30;
Lei nº 12.995, de 18 de junho de 2014, § 5º do art. 13; e
Lei n° 13.097, de 19 de janeiro de 2015, art. 35.

2237 Auditoria e Fiscalização Tributária e Aduaneira

Lei nº 11.457, de 16 de março de 2007, que dispõe sobre a Administração Tributária Federal;
Decreto nº 9.366, de 8 de maio de 2018 - Regulamenta os critérios e os procedimentos específicos para o desenvolvimento dos servidores nos cargos das Carreiras Tributária e Aduaneira da Receita Federal do Brasil e de Auditoria-Fiscal do Trabalho, de que trata a Lei nº 10.593, de 6 de dezembro de 2002 - Dispõe sobre a reestruturação da Carreira Auditoria do Tesouro Nacional, que passa a denominar-se Carreira Auditoria da Receita Federal - ARF, e sobre a organização da Carreira Auditoria-Fiscal da Previdência Social e da Carreira Auditoria-Fiscal do Trabalho;
Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

25104 Procuradoria-Geral da Fazenda Nacional

2000 Administração da Unidade

Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

2244 Recuperação de Créditos, Consultoria, Representação Judicial e Extrajudicial da Fazenda Nacional

Lei Complementar nº 73, de 10 de fevereiro de 1993 - Institui a Lei Orgânica da Advocacia-Geral da União e dá outras providências;
Decreto-Lei n. 147, 3 de fevereiro de 1967 - Dá nova lei orgânica à Procuradoria Geral da Fazenda Nacional (P.G.F.N.);
Lei nº 6.830, de 22 de setembro de 1980 - Dispõe sobre a cobrança judicial da Dívida Ativa da Fazenda Pública;
Lei nº 7.711, de 22 de dezembro de 1988 - Dispõe sobre formas de melhoria da administração tributária e dá outras providências;
Lei nº 8.844, de 20 de janeiro de 1994 - Dispõe sobre a fiscalização, apuração e cobrança judicial as contribuições e multas devidas ao Fundo de Garantia do Tempo de Serviço (FGTS);
Lei nº 13.988, de 14 de abril de 2020 - Dispõe sobre a transação nas hipóteses que especifica; e
Decreto nº 11.907, de 30 de janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

25203 Comissão de Valores Mobiliários

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto Legislativo nº 55, de 18 de junho de 2019 - Aprova o texto do Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico, assinado em Paris, em 3 de junho de 2015;
Decreto nº 10.109, de 7 de novembro de 2019 - Promulga o Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico, firmado em Paris, em 3 de junho de 2015; e
Ofício nº 16/2017/CVM/SRI/GRI, de 17 de março de 2017 - Dispõe sobre o aceite da proposta de rateio do pagamento da contribuição do Comitê de Governança Corporativa (CGC) - OCDE.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

2000 Administração da Unidade

Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

210J Supervisão do Mercado de Valores Mobiliários

Lei nº 6.385, de 7 de dezembro de 1976 - Dispõe sobre o mercado de valores mobiliários e cria a Comissão de Valores Mobiliários;
Lei nº 6.404, de 15 de dezembro de 1976 - Dispõe sobre as Sociedades por Ações;
Lei nº 10.303, de 31 de outubro de 2001 - Altera e acrescenta dispositivos na Lei nº 6.404/76 e na Lei nº 6.385/1976.
Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

25208 Superintendência de Seguros Privados

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

2000 Administração da Unidade

Decreto-lei nº 73, de 21 de novembro de 1966 - Dispõe sobre o Sistema Nacional de Seguros Privados;
Decreto nº 11.184, de 25 de agosto de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos da SUSEP.

20VH Supervisão, Regulação e Orientação dos Mercados de Seguros, Resseguros, Capitalização e Previdência Complementar Aberta

Lei Complementar nº 109, de 29 de maio de 2001 - Regime de Previdência Complementar;
Lei Complementar nº 126, de 15 de janeiro de 2007 - Dispõe sobre a política de resseguro, retrocessão e sua intermediação, as operações de cosseguro, as contratações de seguro no exterior;
Decreto-lei nº 261, de 28 de fevereiro de 1967 - Dispõe sobre as sociedades de capitalização;
Lei nº 13.874, de 20 de setembro de 2019 – Lei de Liberdade Econômica;
Lei nº 14.332, de 4 de maio de 2022 - Dispõe sobre a arrecadação de recursos por entidades beneficentes de assistência social por meio de títulos de capitalização;
Lei nº 14.544, de 4 de abril de 2023 - Dispõe sobre a gestão e a operacionalização dos pedidos das indenizações previstas no art. 3º da Lei nº 6.194, de 19 de dezembro de 1974;
Lei nº 15.040, de 9 de dezembro de 2024 - Dispõe sobre normas de seguro privado;
Decreto nº 60.459, de 13 de março de 1967 - Regulamenta o Decreto-Lei nº 73, de 21 de novembro de 1966;
Decreto nº 10.393, 09 de junho de 2020 - Institui a nova Estratégia Nacional de Educação Financeira - ENEF e o Fórum Brasileiro de Educação Financeira – FBEF;
Decreto nº 10.411, de 30 de junho de 2020 - Regulamenta a análise de impacto regulatório;
Decreto nº 10.465, de 18 de agosto de 2020 - Institui o Comitê de Regulação e Fiscalização dos Mercados Financeiro, de Capitais, de Seguros, de Previdência e Capitalização; e
Decreto nº 11.184, de 25 de agosto de 2022 - Aprova a Estrutura Regimental da SUSEP.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

25903 Fundo de Compensação e Variações Salariais

0023 Obrigações com a Garantia de Contratos de Financiamento Habitacional

Lei nº 4.380, de 16 de agosto de 1964 - Prevê o Seguro de Crédito ao Adquirente;
Lei nº 8.100, de 5 de dezembro de 1990 - Autoriza a criação do Cadastro Nacional de Mutuários (Cadmut);
Lei nº 10.150, de 21 de dezembro de 2000 - Novação de dívidas e responsabilidades do FCVS;
Medida Provisória nº 2.181-45, de 24 de agosto de 2001 - Pagamento em espécie a agentes credores;
Lei nº 12.409, de 25 de maio de 2011 - Assunção pelo FCVS dos direitos e das obrigações do Seguro Habitacional do Sistema Financeiro da Habitação (SH/SFH);
Lei nº 13.000, de 18 de junho de 2014- Competência da CAIXA para representar judicial e extrajudicialmente os interesses do FCVS;
Resolução de Diretoria do Conselho de Administração do BNH nº 25, de 16 de junho de 1967 - Institui o FCVS.

0617 Operacionalização do Fundo de Compensação e Variações Salariais - FCVS

Lei nº 10.150, de 21 de dezembro de 2000 - art. 25;
Decreto nº 4.378, de 16 de setembro de 2002 - art. 15.

26101 Ministério da Educação - Administração Direta

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto nº 11.691, de 2023; Portaria MEC n.º 144, de 25 de fevereiro de 2015.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

00QC Concessão de Bolsas para Supervisão do Programa Mais Médicos

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.080/1990; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 14.621/2023; Decreto nº 10.426/2020; Decreto nº 11.691/2023. Portaria MEC nº 306/2015; Portaria Interministerial MS/MEC nº 604/2023.
Amparo MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos V e VI.

00VI Apoio à Implantação de Escolas em Tempo Integral

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II; Lei nº 13.005/2014 (PNE); Lei nº 14.113/2020; Lei nº 14.640/2023; Portaria MEC nº 1.495/2023; Resolução nº 18/2023; Portaria MEC nº 777/2024
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos II, III, IV, V, VIII e IX.

00VL Assistência à Moradia de Bolsistas Atuantes em Programas de Residência Médica

Lei nº 6.932, de 7 de julho de 1981 (art. 4, § 5º, inciso III).

00W9 Contribuição Voluntária à Organização dos Estados Ibero-Americanos para a Educação, a Ciência e a Cultura (OEI)

Decreto Legislativo nº 97, de 25 de setembro 1980, que aprova o texto do Convênio de Santo Domingo, ratificado em 26 de maio de 1999; Decreto Legislativo nº 336, de 24 de julho de 2003, que aprova o Acordo de Sede entre o Governo da República Federativa do Brasil e a OEI; Decreto nº 5.128, de 6 de julho de 2004, que promulga o Acordo de Sede entre o Brasil e a OEI. Artigo 33 do Acordo; Decreto nº 7.503, de 24 de junho de 2011, que promulga o Convênio de Santo Domingo; e Decreto nº 8.289, de 25 de julho de 2014, que promulga o Acordo Básico de Cooperação Técnica entre o Governo da República Federativa do Brasil e a OEI.

00XL Contribuição voluntária ao Fundo das Nações Unidas para a Infância (UNICEF)

Decreto nº 99.710, de 21 de novembro de 1990; Declaração Universal dos Direitos Humanos Adotada e proclamada pela Assembleia Geral das Nações Unidas (resolução 217 A III) em 10 de dezembro 1948; Lei nº 8.069, de 13 de julho de 1990; Convenção sobre os Direitos da Criança adotada pela Assembleia Geral da ONU em 20 de novembro de 1989, que entrou em vigor em 2 de setembro de 1990; Decreto nº 59.308, de 23 de setembro de 1966; Art. 227, Constituição Federal; Lei nº 13.257, de 8 de março de 2016; DECRETO Nº 12.083, DE 27 DE JUNHO DE 2024.

0509 Apoio ao Desenvolvimento da Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II; Lei nº 9.795/1999; Lei nº 10.436/2002; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.146/2015; Lei nº 13.415/2017; Decreto nº 5.626/2005; Decreto nº 9.099/2017; Decreto nº 9.204/2017; Decreto nº 9.765/2019; Decreto nº 10.426/2020; Decreto nº 11.556/2023; Portarias e Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

0A12 Concessão de Bolsa Permanência no Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 5.537/1968; Lei nº 9.394/1996 (LDB); Lei nº 11.096/2005 (Prouni); Lei nº 11.180/2005; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Decreto nº 7.234/2010; Decreto nº 7.824/2012; Decreto nº 10.426/2020; Portaria Normativa MEC nº 19/2011; Portaria MEC nº 389/2013.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

152X Ampliação e Reestruturação de Instituições Militares de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 2.165/1954; Lei nº 9.394/1996 (LDB); Lei nº 9.786/1999; Lei nº 13.005/2014 (PNE); Decreto Lei nº 9.888/1946; Decreto nº 3.182/1999; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

15R4 Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 5.224/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Decreto nº 10.426/2020; Decreto nº 11.691/2023; Portaria MEC/GM nº 713/2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

15YS Implantação do Alojamento do ITA

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 2.165/1954; Lei nº 9.394/1996 (LDB); Lei nº 9.786/1999; Lei nº 13.005/2014 (PNE); Decreto Lei nº 9.888/1946; Decreto nº 3.182/1999; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

165V Apoio a Implementação do ITA Ceará

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 2.165/1954; Lei nº 9.394/1996 (LDB); Lei nº 9.786/1999; Lei nº 13.005/2014 (PNE); Decreto Lei nº 9.888/1946; Decreto nº 3.182/1999; Decreto nº 10.426/2020. Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

2000 Administração da Unidade

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 13.844/2019; Decreto-Lei 200/1967.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria

Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RH Gerenciamento das Políticas de Educação

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Constituição Federal/1988, art. 227; Lei nº 4.024/1961; Lei nº 8.069/1990; Lei nº 9.131/1995; Lei nº 9.394/1996; Lei nº 10.219/2001; Lei nº 11.274/2006; Lei nº 11.947/2009; Lei nº 13.005/2014; Decreto nº 6.094/2007; Portaria MEC nº 1.306/1999; Resoluções do Conselho Deliberativo do FNDE; Resoluções aprovadas pelo CNE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RJ Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.666/1993; Lei nº 9.394/1996 (LDB), Título VI, Art. 70, Inciso I; Lei nº 9.790/1999; Lei nº 9.795/1999, Seção II; Lei nº 10.436/2002; Lei nº 10.520/2002; Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 11.507/2007; Lei nº 12.319/2010; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.019/2014; Lei nº 13.146/2015; Lei nº 13.243/2016; Lei nº 13.415/2017; Lei nº 14.113/2020; Lei 14.133/2021; Lei nº 14.191/2021; Decreto nº 5.626/2005; Decreto nº 5.800/2006; Decreto nº 6.300/2007; Decreto nº 6.949/2009; Decreto nº 7.219/2010; Decreto nº 7.611/2011; Decreto nº 8.752/2016; Decreto nº 9.057/2017; Decreto nº 9.204/2017; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 10.656/2021; Decreto nº 11.238/2022; Decreto n° 11.786/2023; Decreto nº 11.531/2023; Decreto nº 11.556/2023; Decreto 12.410, de 13 de março de 2025;Portaria MEC nº 412/2021; Portaria MEC nº 481/2024; Portaria MEC nº 505/2024; Portaria MEC nº506/2024; Portaria MEC nº 639/2024; Portaria MEC nº 522/1997; Portaria Normativa MEC n°470/2024; Portaria Normativa MEC nº 25/2007; Portaria Interministerial MP/MF/CGU nº 424/2016; Portaria Capes 220/2019; Resolução CNE/CEB nº 2/2001; Resolução CNE/CEB nº 5/2005; Resolução CNE/CEB nº 3/2012; Resolução CNE/CP nº 2/2017; Resolução CNE/CP nº 4/2018; Resolução CNE/CP nº 2/2019; Resolução CNE n°08/2012; Portaria CAPES nº 59/2013; Resolução FNDE n°03/2024; Resoluções do Conselho Deliberativo do FNDE.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Constituição Federal/1998, art. 218; Medida Provisória nº 2.216-37/2001; Lei nº 9.637/1998; Decreto Presidencial nº 3.294/1999; Decreto nº 4.077/2002; Decreto 9.190/2017.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

213M Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão

Constituição Federal/1988, arts. 37, 208, 210, 215 e 231; Lei nº 9.394/1996 (LDB); Lei nº 10.436/2002; Lei nº 11.525/2007; Lei nº 12.288/2010; Lei nº 12.319/2010; Lei nº 12.594/2012; Lei nº 12.695/2012; Lei nº 12.796/2013; Lei nº 13.005/2014; Lei nº 13.185/2015; Lei nº 14.191/2021; Decreto nº 5.626/2005; Decreto nº 6.861/2009; Decreto nº 6.872/2009; Decreto nº 6.949/2009; Decreto nº 7.053/2009; Decreto nº 7.352/2010; Decreto nº 7.611/2011; Decreto nº 7.626/2011; Decreto nº 7.649/2011; Decreto nº 8.154/2013; Decreto nº 10.088/2019; Decreto nº 10.426/2020;Decreto nº 11.447/2023; Decreto nº 11.793/2023; Decreto 12.410/2025; Portaria Normativa nº 13/2007; Portaria interministerial nº 424/2012; Portaria nº 25/2012; Portaria nº 86/2013; Portaria nº 389/2013; Portaria Normativa nº 21/2013; Portaria nº 1.062/2013; Portaria nº 1.129/2013; Portaria nº 98/2013; Portaria MEC nº 33/2018; Portaria nº 1.169/2024; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

214V Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 9.394/1996, (LDB), Título V, Capítulo II, Seção V; Lei nº 10.741/2003, Capítulo V; Lei nº 10.880/2004; Lei nº 11.129/2005; Lei nº 11.273/2006; Lei nº 11.494/2007, art. 12; Lei nº 11.692/2008; Lei nº 12.433/2011; Lei nº 12.695/2012; Lei nº 12.852/2013; Lei nº 13.005/2014; Lei nº 14.113/2020; Decreto nº 6.092/2007; Decreto nº 6.629/2008; Decreto nº 6.861/2009; Decreto nº 7.352/2010; Decreto nº 7.507/2011; Decreto nº 6.626/2011; Decreto nº 9.099/2017; Decreto nº 9.306/2018, art. 8º, Inciso II; Decreto nº 10.656/2021; Decreto 12.410/2025; Resolução CNE/CEB nº 2/2010; Resolução MJ nº 3/2009; Resolução CNE/CEB nº 2/2010; Resolução CNE/CEB nº 4/2016; Resolução FNDE nº 12/2020; resoluções do Conselho Deliberativo do FNDE; Resolução Nº 20/2024; Resolução CD/FNDE Nº 26/2024.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisoS I e VI.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

219U Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 5.224/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Decreto nº 10.426/2020; Decreto nº 11.691/2023; Portaria MEC/GM 713/2021. Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

219V Apoio ao Funcionamento das Instituições Federais de Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.958/1994; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto 7423/10; Decreto 8240/14; Decreto 8241/14; Decreto nº 10.426/2020; Decreto nº 11.6912023.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21B4 Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V; Lei nº 12.513/2011 (Pronatec); Lei nº 12.816/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.415/2017; Decreto nº 5.154/2004; Decreto nº 6.302/2007; Decreto nº 7.589/2011; Decreto nº 10.426/2020; Portaria MEC nº 1.042/2020; Resoluções do Conselho Deliberativo do FNDE. Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

21GT Implementação de Ações de Sustentabilidade nas Universidades Federais

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GU Fortalecimento da Educação e da Formação em Saúde

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.932/81; Lei nº 8.080/1990; Lei nº 9.394/1996 (LDB); Lei nº 11.129/2005; Lei nº 12.871/2013; Lei nº 14.621/2023; Decreto nº 80.281/1977; Decreto nº 11.999/2024; Decreto nº 10.426/2020; Decreto nº 11.691/2023; Portaria Interministerial MEC/MS nº 7/2021; Portaria Interministerial MS/MEC nº 604/2023; Portaria MEC nº 306/2015; Portaria MEC nº 1.053/2021.

Amparo MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos V e VI.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990;
Decreto nº 6.114/2007;
Decreto nº 9.991/2019;
Decreto nº 10.506, de 2020 - Institui a Política e as Diretrizes para o Desenvolvimento de Pessoal da administração pública federal direta
Decreto nº 11.069/2022;
Portaria MEC nº 1.084/2008;
Instrução Normativa SGP/SEDGG/ME nº 64/2022;
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

6344 Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.861/2004; Lei nº 12.871/2013; Lei nº 13.005/2014 (PNE); Lei Complementar nº 187/2021; Decreto nº 11.791/2023; Decreto nº 9.235/2017; Decreto nº 10.426/2020; Decreto nº 12.456/2025; Portaria Conjunta nº 6/2012; Portaria Normativa nº 2/2013; Portaria Normativa nº 14/2013; Portaria Normativa nº 15/2013; Portaria Normativa nº 17/2013; Portaria Normativa nº 19/2013; Portaria Normativa nº 14/2014; Portaria Normativa nº 16/2014; Portaria Interministerial nº 376/2014; Portaria Normativa nº 01/2017; Portaria Normativa nº 15/2017; Portaria Normativa nº 20/2017; Portaria Normativa nº 21/2017; Portaria Normativa nº 23/2017; Portaria MEC nº 315/2018; Portaria MEC nº 329/2018; Portaria MEC nº 523/2018; Portaria MEC nº 1.095/2018; Portaria Normativa nº 741/2018; Portaria MEC Nº 893/2022; Portaria MEC nº 650/2023; Portaria MEC nº 381/2025.
Amparo legal: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

26104 Instituto Nacional de Educação de Surdos

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21CO Funcionamento das Instituições Federais de Educação Especial

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo V; Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto nº 5.296/2004; Decreto nº 9.099/2017; Portaria MEC nº 323/2009; Portaria MEC nº 310/2018; Resolução CNE/CEB nº 4/1999; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26105 Instituto Benjamin Constant

00P1 Concessão de Bolsas de Residência em Saúde

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.932/1981; Lei nº 9.394/1996 (LDB); Lei nº 11.129/2005; Lei nº 12.871/2013; Decreto nº 80.281/1977; Decreto nº 11.999/2024; Decreto nº 10.426/2020; Decreto nº 11.342/2023; Portaria Interministerial MEC/MS nº 7/2021; Portaria Interministerial nº 9/2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso VI.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21CO Funcionamento das Instituições Federais de Educação Especial

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo V; Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto nº 5.296/2004; Decreto nº 9.099/2017; Portaria MEC nº 323/2009; Portaria MEC nº 310/2018; Resolução CNE/CEB nº 4/1999; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26201 Colégio Pedro II

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26230 Fundação Universidade Federal do Vale do São Francisco

Ação Orçamentária / Base Legal

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26231 Universidade Federal de Alagoas

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26232 Universidade Federal da Bahia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26233 Universidade Federal do Ceará

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094

Ação Orçamentária / Base Legal

/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26234 Universidade Federal do Espírito Santo

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26235 Universidade Federal de Goiás

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26236 Universidade Federal Fluminense

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

Ação Orçamentária / Base Legal

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26237 Universidade Federal de Juiz de Fora

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26238 Universidade Federal de Minas Gerais

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26239 Universidade Federal do Pará

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

Ação Orçamentária / Base Legal

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26240 Universidade Federal da Paraíba

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26241 Universidade Federal do Paraná

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26242 Universidade Federal de Pernambuco

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094

Ação Orçamentária / Base Legal

/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26243 Universidade Federal do Rio Grande do Norte

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26244 Universidade Federal do Rio Grande do Sul

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei nº 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26245 Universidade Federal do Rio de Janeiro

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GK Funcionamento, Manutenção e Conservação do Museu Nacional

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Lei nº 11.401/2023.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, inciso V.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

7XE1 Reconstrução e Modernização do Museu Nacional

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Decreto-Lei nº 2.974/1941; Decreto-Lei nº 8.689/1946; Lei nº 11.904/2009; Lei nº 13.005/2014 (PNE).
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26246 Universidade Federal de Santa Catarina

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26247 Universidade Federal de Santa Maria

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26248 Universidade Federal Rural de Pernambuco

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Ação Orçamentária / Base Legal

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26249 Universidade Federal Rural do Rio de Janeiro

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26250 Fundação Universidade Federal de Roraima

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.093/2007; Decreto nº 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº

13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26251 Fundação Universidade Federal do Tocantins

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26252 Universidade Federal de Campina Grande

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26253 Universidade Federal Rural da Amazônia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26254 Universidade Federal do Triângulo Mineiro

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.

Ação Orçamentária / Base Legal

Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26255 Universidade Federal dos Vales do Jequitinhonha e Mucuri

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26256 Centro Federal de Educação Tecnológica Celso Suckow da Fonseca

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26257 Centro Federal de Educação Tecnológica de Minas Gerais

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26258 Universidade Tecnológica Federal do Paraná

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

Ação Orçamentária / Base Legal

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26260 Universidade Federal de Alfenas

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26261 Universidade Federal de Itajubá

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26262 Universidade Federal de São Paulo

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096

Ação Orçamentária / Base Legal

/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26263 Universidade Federal de Lavras

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26264 Universidade Federal Rural do Semi-Árido

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.342/2023, art. 9º do Anexo I.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26266 Fundação Universidade Federal do Pampa

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26267 Universidade Federal da Integração Latino Americana

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.

Ação Orçamentária / Base Legal

Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26268 Fundação Universidade Federal de Rondônia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26269 Fundação Universidade do Rio de Janeiro

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26270 Fundação Universidade do Amazonas

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26271 Fundação Universidade de Brasília

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Ação Orçamentária / Base Legal

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto nº 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26272 Fundação Universidade Federal do Maranhão

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto nº 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26273 Fundação Universidade Federal do Rio Grande

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto nº 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26274 Universidade Federal de Uberlândia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

Ação Orçamentária / Base Legal

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto nº 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26275 Fundação Universidade Federal do Acre

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26276 Fundação Universidade Federal de Mato Grosso

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto nº 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26277 Fundação Universidade Federal de Ouro Preto

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Ação Orçamentária / Base Legal

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26278 Fundação Universidade Federal de Pelotas

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26279 Fundação Universidade Federal do Piauí

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26280 Fundação Universidade Federal de São Carlos

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26281 Fundação Universidade Federal de Sergipe

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

Ação Orçamentária / Base Legal

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26282 Fundação Universidade Federal de Viçosa

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RI Funcionamento das Instituições Federais de Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto-Lei nº 9.613/1946; Decreto nº 5.296/2004; Decreto nº 6.094/2007; Decreto 6.093/2007; Decreto nº 9.099/2017; Decreto nº 10.770/2021; Portaria MEC Nº 694/2022; Resolução CNE/CEB nº 4/1999; Resolução CNE/CEB nº 5/2005; Resolução FNDE nº 12/2020; Resoluções do Conselho Deliberativo do FNDE.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26283 Fundação Universidade Federal de Mato Grosso do Sul

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26284 Fundação Universidade Federal de Ciências da Saúde de Porto Alegre

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26285 Fundação Universidade Federal de São João del-Rei

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26286 Fundação Universidade Federal do Amapá

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26290 Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto nº 11.691, de 2023; Portaria MEC n.º 144, de 25 de fevereiro de 2015.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

2000 Administração da Unidade

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 13.844/2019; Decreto-Lei 200/1967.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RH Gerenciamento das Políticas de Educação

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Constituição Federal/1988, art. 227; Lei nº 4.024/1961; Lei nº 8.069/1990; Lei nº 9.131/1995; Lei nº 9.394/1996; Lei nº 10.219/2001; Lei nº 11.274/2006; Lei nº 11.947/2009; Lei nº 13.005/2014; Decreto nº 6.094/2007; Portaria MEC nº 1.306/1999; Resoluções do Conselho Deliberativo do FNDE; Resoluções aprovadas pelo CNE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RM Exames e Avaliações da Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 9.432/2018; Decreto nº 11.556/2023; Portaria MEC nº 2.270/2002; Portaria MEC nº 3.415/2004; Portaria MEC nº 807/2010; Portaria MEC nº 1.350/2010; Portaria MEC nº 482/2013, alterada pela Portaria nº 564/2017; Portaria Inep nº 10/2021; Portaria MEC nº 458/2020; Resolução CNE/CEB nº 04/1999.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

20RN Avaliação da Educação Superior e da Pós-Graduação

Lei 13.959/2019; Decreto nº 6.092/2007; Decreto nº 7.114/2010; Decreto nº 11.651/2023; Decreto nº 9.235/2017; Decreto nº 9.507/2018; Portaria Interministerial MEC/MS nº 278/2011; Portaria Normativa MEC nº 22/2016; Portaria Normativa MEC nº 11/2017; Portaria Normativa MEC nº 840/2018; Instrução Normativa INEP nº 04/2018; Portaria nº 96/2020; Portaria nº 195/2020; Portaria nº 183/2021, Portaria Inep nº 446/2021; Portaria MEC nº 94/2022; Portaria nº 265/2022; Portaria MEC nº 330/2025; Portaria MEC Nº 96/2025; Portaria MEC Nº 610/2024; Portaria MEC Nº 611/2024.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B5 Avaliação da Educação Profissional e Tecnológica

Ação Orçamentária / Base Legal

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 12.158, de 2 de setembro de 2024; Decreto nº 5.154/2004; Decreto nº 5.224/2004; Resolução CNE/CES nº 1/2018.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

4000 Estudos, Pesquisas e Avaliações de Políticas Educacionais

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Lei Nº 14.113/2020 (Novo Fundeb); Decreto nº 10.656/2021; Decreto nº 11.204/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

4014 Censo Escolar da Educação Básica

Constituição Federal/1988, Art. 22, inciso XVIII e Art. 208, § 3º; Lei nº 8.069/1990, Art. 54, § 3º Lei nº 9.394/1996 (LDB), Art. 5º, § 1º Inciso I; e Título V, Capítulo II; Lei nº 13.005/2014 (PNE); Lei nº 13.709/2018 (LGPD); Lei nº 14.113/2020; Decreto nº 6.425/2008; Decreto nº 10.656/2021; Portaria nº 316/2007; Portaria nº 264/2007; Portaria Inep nº 235/2011; Portaria Inep nº 91/2017; Portaria Inep nº 503/2018; Resolução CNE/CEB nº 1/2018; Portarias Anuais de Cronograma de execução das etapas do Censo Escolar.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

6503 Censo da Educação Superior

Constituição Federal/1988, Art. 22, inciso XVIII, e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo IV; Lei nº 10.861/2004 (SINAES); Lei nº 13.005/2014 (PNE); Lei nº 13.709/2018 (LGPD); Decreto nº 6.425/2008; Decreto nº 9.235/2017; Portaria MEC nº 794/2013; Portaria Normativa MEC nº 21/2017; Portarias Anuais de Cronograma de execução das etapas do Censo da Educação Superior.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

26291 Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior

00O0 Concessão de Bolsas de Apoio à Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 9.795/1999; Lei nº 11.273/2006; Lei nº 12.695/2012; Lei 13.005/2014 (PNE); Lei nº 13.243/2016; Lei nº 13.415/2017; Lei nº 14.113/2020; Ato Declaratório Normativo nº 34/1993; Decreto nº 71.733/1973; Decreto nº 5.800/2006; Decreto nº 6.094/2007; Decreto nº 7.219/2010; Decreto nº 8.752/2016; Decreto nº 9.204/2017; Decreto nº 9.283/2018; Decreto nº 10.656/2021; Decreto nº 11.238/2022; Decreto nº 11.531/2023; Decreto nº 11.556/2023; Portaria Capes nº 220/2019; Resolução CD/FNDE nº 38/2013; Resolução CD/FNDE nº 54/2013;Resolução CD/FNDE nº 19/2023; Resolução CD/FNDE Nº 18/2024; Resolução CD/FNDE nº 1/2025; Portaria Interministerial MEC/MC nº 98/2013;Portaria MEC nº 635/2024; Portaria MEC nº 85/2025; Portarias e Resoluções do Conselho Deliberativo do FNDE; Portaria Normativa MEC n°470/2024; Portaria MEC nº506/2024; Resolução CNE n°08/2012; Resolução FNDE n°03/2024.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I e VI.

0487 Concessão de Bolsas de Estudo no Ensino Superior

Constituição Federal/1988, art. 4º, inciso IX, e Título VIII, Capítulo III, Seção I; Lei nº 8.405/1992; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 12.801/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.274/2004; Decreto nº 6.576/2008; Decreto nº 6.907/2009; Decreto nº 7.448/2011; Decreto nº 7.641/2011; Decreto nº 7.642/2011; Decreto nº 9.283/2018; Decreto nº 11.238/2022; Portaria Interministerial nº 495/2013; Portaria MEC nº 7/2009; Portaria MEC nº 25/2013; Portaria MEC nº 973/2014; Portaria CAPES nº 34/2006; Portaria CAPES n º 76/2010; Portaria CAPES nº 19/2011; Portaria CAPES nº 248/2011; Portaria CAPES nº 181/2012; Portaria CAPES nº 47/2013; Portaria CAPES nº 59/2013; Portaria CAPES nº 86/2013; Portaria CAPES nº 90/2013; Portaria CAPES nº 140/2013; Portaria CAPES nº 156/2014; Portaria CAPES nº 106/2014; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria CAPES nº 23/2017; Portaria CAPES nº 149/2017; Portaria CAPES nº 202/2017; Portaria CAPES nº 227/2017; Portaria CAPES nº 08/2018; Portaria CAPES 01/2020; Portaria CAPES nº 34/2020; Portaria CAPES nº 55/2020; Portaria CAPES nº 121/2020; Portaria nº 73/2022; Portaria CAPES nº 124/2022; Portaria CAPES nº 155/2022; Portaria CAPES nº 203/2022; Portaria CAPES, nº 33/2023; Portaria nº 40/2023; Portaria CAPES, nº 79/2023; Portaria Conjunta CAPES/CNPq nº 1/2010; Portaria Conjunta CAPES/CNPq nº 2/2010; Portaria Conjunta CAPES/CNPq nº 1/2013; Portaria Conjunta CAPES/CNPq nº 2/2013; Portaria Conjunta CAPES/CNPq nº 2/2014.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I e VI.

2000 Administração da Unidade

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 13.844/2019; Decreto-Lei 200/1967.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RJ Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.666/1993; Lei nº 9.394/1996 (LDB), Título VI, Art. 70, Inciso I; Lei nº 9.790/1999; Lei nº 9.795/1999, Seção II; Lei nº 10.436/2002; Lei nº 10.520/2002; Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 11.507/2007; Lei nº 12.319/2010; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.019/2014; Lei nº 13.146/2015; Lei nº 13.243/2016; Lei nº 13.415/2017; Lei nº 14.113/2020; Lei 14.133/2021; Lei nº 14.191/2021; Decreto nº 5.626/2005; Decreto nº 5.800/2006; Decreto nº 6.300/2007; Decreto nº 6.949/2009; Decreto nº 7.219/2010; Decreto nº 7.611/2011; Decreto nº 8.752/2016; Decreto nº 9.057/2017; Decreto nº 9.204/2017; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 10.656/2021; Decreto nº 11.238/2022; Decreto n° 11.786/2023; Decreto nº 11.531/2023; Decreto nº 11.556/2023; Decreto 12.410, de 13 de março de 2025;Portaria MEC nº 412/2021; Portaria MEC nº 481/2024; Portaria MEC nº 505/2024; Portaria MEC nº506/2024; Portaria MEC nº 639/2024; Portaria MEC nº 522/1997; Portaria Normativa MEC n°470/2024; Portaria Normativa MEC nº 25/2007; Portaria Interministerial MP/MF/CGU nº 424/2016; Portaria Capes 220/2019; Resolução CNE/CEB nº 2/2001; Resolução CNE/CEB nº 5/2005; Resolução CNE/CEB nº 3/2012; Resolução CNE/CP nº 2/2017; Resolução CNE/CP nº 4/2018; Resolução CNE/CP nº 2/2019; Resolução CNE n°08/2012; Portaria CAPES nº 59/2013; Resolução FNDE n°03/2024; Resoluções do Conselho Deliberativo do FNDE.

20RN Avaliação da Educação Superior e da Pós-Graduação

Lei 13.959/2019; Decreto nº 6.092/2007; Decreto nº 7.114/2010; Decreto nº 11.651/2023; Decreto nº 9.235/2017; Decreto nº 9.507/2018; Portaria Interministerial MEC/MS nº 278/2011; Portaria Normativa MEC nº 22/2016; Portaria Normativa MEC nº 11/2017; Portaria Normativa MEC nº 840/2018; Instrução Normativa INEP nº 04/2018; Portaria nº 96/2020; Portaria nº 195/2020; Portaria nº 183/2021, Portaria Inep nº 446/2021; Portaria MEC nº 94/2022; Portaria nº 265/2022; Portaria MEC nº 330/2025; Portaria MEC Nº 96/2025; Portaria MEC Nº 610/2024; Portaria MEC Nº 611/2024.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

2317 Acesso à Informação Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.405/1992; Lei nº 9.394/1996; Lei nº 11.502/2007; Lei nº 13.005/2014; Lei nº 13.243/2016; Decreto nº 9.283/2018; Decreto nº 11.238/2022; Portaria CAPES nº 74/2017; Portaria CAPES nº 122/2017; Portaria CAPES nº 29/2018.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26292 Fundação Joaquim Nabuco

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

2000 Administração da Unidade

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 13.844/2019; Decreto-Lei 200/1967.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

4000 Estudos, Pesquisas e Avaliações de Políticas Educacionais

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Lei Nº 14.113/2020 (Novo Fundeb); Decreto nº 10.656/2021; Decreto nº 11.204/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

6294 Promoção de Ações para o Desenvolvimento Local Sustentável

Lei nº 6.687, de 17 de setembro de 1979;
Decreto nº 11.201, de 20 de setembro de 2022.

26294 Hospital de Clínicas de Porto Alegre

00QC Concessão de Bolsas para Supervisão do Programa Mais Médicos

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.080/1990; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 14.621/2023; Decreto nº 10.426/2020; Decreto nº 11.691/2023 ; Portaria MEC nº 306/2015; Portaria Interministerial MS/MEC nº 604/2023.
Amparo MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos V e VI.

21D8 Adequação e Modernização dos Hospitais Universitários Federais

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.080/1990; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE).
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

4086 Funcionamento e Gestão de Instituições Hospitalares Federais de ensino

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.080/1990; Lei nº 9.394/1996 (LDB); Lei nº 12.550/2011 e Lei nº 13.005/2014 (PNE).
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26298 Fundo Nacional de Desenvolvimento da Educação

00O0 Concessão de Bolsas de Apoio à Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 9.795/1999; Lei nº 11.273/2006; Lei nº 12.695/2012; Lei 13.005/2014 (PNE); Lei nº 13.243/2016; Lei nº 13.415/2017; Lei nº 14.113/2020; Ato Declaratório Normativo nº 34/1993; Decreto nº 71.733/1973; Decreto nº 5.800/2006; Decreto nº 6.094/2007; Decreto nº 7.219/2010; Decreto nº 8.752/2016; Decreto nº 9.204/2017; Decreto nº 9.283/2018; Decreto nº 10.656/2021; Decreto nº 11.238/2022; Decreto nº 11.531/2023; Decreto nº 11.556/2023; Portaria Capes nº 220/2019; Resolução CD/FNDE nº 38/2013; Resolução CD/FNDE nº 54/2013;Resolução CD/FNDE nº 19/2023; Resolução CD/FNDE Nº 18/2024; Resolução CD/FNDE nº 1/2025; Portaria Interministerial MEC/MC nº 98/2013;Portaria MEC nº 635/2024; Portaria MEC nº 85/2025; Portarias e Resoluções do Conselho Deliberativo do FNDE; Portaria Normativa MEC n°470/2024; Portaria MEC nº506/2024; Resolução CNE n°08/2012; Resolução FNDE n°03/2024.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I e VI.

00OW Apoio à Manutenção da Educação Infantil

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II, Seções I e II; Lei nº 12.499/2011; Lei nº 12.722/2012; Lei nº 13.005/2014 (PNE); Resolução CNE/CEB nº 5/2009; Resolução CNE/CEB nº 1/2011; Resolução CNE/CEB nº 2/ 2018; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III e V.

00PH Concessão de Bolsas e Auxílio Financeiro para Promover a Alfabetização, a Elevação da Escolaridade e a Integração à Qualificação Profissional, na Educação de Jovens e Adultos

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 9394/1996, (LDB), Título V, Capítulo II, Seção V; Lei nº 9.608/1998; Lei nº 10.880/2004; Lei nº 11.129/2005; Lei nº 11.692/2008; Lei nº 13.005/2014 (PNE); Decreto nº 6.629/2008; Decreto nº 10.959/2022; Decreto nº 11.556/2023; Resoluções do Conselho Deliberativo do FNDE; Resolução Nº 19/2024; Resolução Nº

Resolução CD/FNDE Nº 26/2024.

00PI Apoio ao Programa Nacional de Alimentação Escolar (PNAE)

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.947/2009; Lei nº 13.005/2014 (PNE); Resoluções específicas sobre alimentação escolar, publicadas pelo FNDE.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

00QH Concessão de Bolsas no Âmbito do Programa de Estímulo à Reestruturação e ao Fortalecimento das Instituições de Ensino Superior (Proies)

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 5.172/1966; Lei nº 12.688/2012; Portaria Conjunta PGFN/RFB nº 6/2012; Portaria Normativa MEC nº 26/2012.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso VI.

00SB Complementação da União ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação – Fundeb

Emenda Constitucional nº 108/2020; Lei nº 14.113/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

00SU Apoio à Implantação de Escolas para Educação Infantil

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II, Seções I e II; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Decreto nº 6.494/2008; Decreto nº 11.855, de 26 de dezembro de 2023; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

00VI Apoio à Implantação de Escolas em Tempo Integral

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II; Lei nº 13.005/2014 (PNE); Lei nº 14.113/2020; Lei nº 14.640/2023; Portaria MEC nº 1.495/2023; Resolução nº 18/2023; Portaria MEC nº 777/2024
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos II, III, IV, V, VIII e IX.

00W2 Integralização de cotas pela União em Fundo Privado com o Objetivo de Custear e Gerir Poupança de Incentivo à Permanência e Conclusão Escolar para Estudantes do Ensino Médio

Lei nº 14.818/2024.

0509 Apoio ao Desenvolvimento da Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II; Lei nº 9.795/1999; Lei nº 10.436/2002; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.146/2015; Lei nº 13.415/2017; Decreto nº 5.626/2005; Decreto nº 9.099/2017; Decreto nº 9.204/2017; Decreto nº 9.765/2019; Decreto nº 10.426/2020; Decreto nº 11.556/2023; Portarias e Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

0515 Dinheiro Direto na Escola para a Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.069/1990; Lei nº 9.394/1996 (LDB); Lei nº 9.795/1999; Lei nº 10.436/2002; Lei nº 11.947/2009; Lei nº 12.695/2012; Lei nº 12.764/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.146/2015; Lei nº 13.415/2017; Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto nº 7.083/2010; Decreto nº 7.352/2010; Decreto nº 7.611/2011; Decreto nº 9.204/2017; Decreto nº 9.765/2019; Decreto nº 10.770/2021; Decreto nº 11.556/2023; Decreto n° 11.786/2023; Portaria Normativa MEC n°470/2024; Portaria MEC nº506/2024; Resolução CNE n°08/2012; Resolução FNDE n°03/2024; Portarias e Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

0969 Apoio ao Transporte Escolar na Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 10.880/2004; Lei 12.695/2012; Lei 13.005/2014 (PNE); Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso VIII.

0A12 Concessão de Bolsa Permanência no Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 5.537/1968; Lei nº 9.394/1996 (LDB); Lei nº 11.096/2005 (Prouni); Lei nº 11.180/2005; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Decreto nº 7.234/2010; Decreto nº 7.824/2012; Decreto nº 10.426/2020; Portaria Normativa MEC nº 19/2011; Portaria MEC nº 389/2013.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

0E53 Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 12.695/2012; Lei nº 12.816/2013; Lei nº 13005/2014 (PNE); Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996, Art. 70, inciso VIII.

2000 Administração da Unidade

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 13.844/2019; Decreto-Lei 200/1967.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RH Gerenciamento das Políticas de Educação

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Constituição Federal/1988, art. 227; Lei nº 4.024/1961; Lei nº 8.069/1990; Lei nº 9.131/1995; Lei nº 9.394/1996; Lei nº 10.219/2001; Lei nº 11.274/2006; Lei nº 11.947/2009; Lei nº 13.005/2014; Decreto nº 6.094/2007; Portaria MEC nº 1.306/1999; Resoluções do Conselho Deliberativo do FNDE; Resoluções aprovadas pelo CNE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20RP Apoio à Infraestrutura para a Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 9.795/1999; Lei nº 10.098/2000; Lei nº 10.436/2002; Lei nº 10.880/2004; Lei nº 11.129/2005; Lei nº 11.507/2007; Lei nº 11.692/2008; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.146/2015; Decreto nº 5.154/2004; Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto nº 5.840/2006; Decreto nº 6.629/2008; Decreto nº 6.861/2009; Decreto nº 7.352/2010; Decreto nº 7.611/2011; Decreto nº 9.099/2017.
Amparo legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RQ Produção, Avaliação, Aquisição e Distribuição de Livros e Materiais Didáticos e Pedagógicos para Educação Básica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.069/1990; Lei nº 9.394/1996 (LDB); Lei nº 9.795/1999; Lei nº 10.098/2000; Lei nº 10.639/2003; Lei nº 11.340/2006; Lei nº 11.645/2008; Lei nº 12.695/2012; Lei nº 13.005/2014 (PNE); Lei nº 13.146/2015; Lei nº 13.415/2017; Lei nº 12.244/2010; Decreto nº 6.861/2009; Decreto nº 7.612/2011; Decreto nº 9.099/2017; Decreto nº 10.426/2020; Decreto nº 10.770/2021; Decreto nº 11.793/2023; Resolução FNDE nº 12/2020; Resoluções do CNE; Base Nacional Comum Curricular.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso VIII.

213M Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão

Constituição Federal/1988, arts. 37, 208, 210, 215 e 231; Lei nº 9.394/1996 (LDB); Lei nº 10.436/2002; Lei nº 11.525/2007; Lei nº 12.288/2010; Lei nº 12.319/2010; Lei nº 12.594/2012; Lei nº 12.695/2012; Lei nº 12.796/2013; Lei nº 13.005/2014; Lei nº 13.185/2015; Lei nº 14.191/2021; Decreto nº 5.626/2005; Decreto nº 6.861/2009; Decreto nº 6.872/2009; Decreto nº 6.949/2009; Decreto nº 7.053/2009; Decreto nº 7.352/2010; Decreto nº 7.611/2011; Decreto nº 7.626/2011; Decreto nº 7.649/2011; Decreto nº 8.154/2013; Decreto nº 10.088/2019; Decreto nº 10.426/2020;Decreto nº 11.447/2023; Decreto nº 11.793/2023; Decreto 12.410/2025; Portaria Normativa nº 13/2007; Portaria interministerial nº 424/2012; Portaria nº 25/2012; Portaria nº 86/2013; Portaria nº 389/2013; Portaria Normativa nº 21/2013; Portaria nº 1.062/2013; Portaria nº 1.129/2013; Portaria nº 98/2013; Portaria MEC nº 33/2018; Portaria nº 1.169/2024; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

214V Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 9.394/1996, (LDB), Título V, Capítulo II, Seção V; Lei nº 10.741/2003, Capítulo V; Lei nº 10.880/2004; Lei nº 11.129/2005; Lei nº 11.273/2006; Lei nº 11.494/2007, art. 12; Lei nº 11.692/2008; Lei nº 12.433/2011; Lei nº 12.695/2012; Lei nº 12.852/2013; Lei nº 13.005/2014; Lei nº 14.113/2020; Decreto nº 6.092/2007; Decreto nº 6.629/2008; Decreto nº 6.861/2009; Decreto nº 7.352/2010; Decreto nº 7.507/2011; Decreto nº 6.626/2011; Decreto nº 9.099/2017; Decreto nº 9.306/2018, art. 8º, Inciso II; Decreto nº 10.656/2021; Decreto 12.410/2025; Resolução CNE/CEB nº 2/2010; Resolução MJ nº 3/2009; Resolução CNE/CEB nº 2/2010; Resolução CNE/CEB nº 4/2016; Resolução FNDE nº 12/2020; resoluções do Conselho Deliberativo do FNDE; Resolução Nº 20/2024; Resolução CD/FNDE Nº 26/2024.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisoS I e VI.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B4 Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V; Lei nº 12.513/2011 (Pronatec); Lei nº 12.816/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.415/2017; Decreto nº 5.154/2004; Decreto nº 6.302/2007; Decreto nº 7.589/2011; Decreto nº 10.426/2020; Portaria MEC nº 1.042/2020; Resoluções do Conselho Deliberativo do FNDE.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

26350 Fundação Universidade Federal da Grande Dourados

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.

Ação Orçamentária / Base Legal

Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26351 Universidade Federal do Recôncavo da Bahia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26352 Fundação Universidade Federal do ABC

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

15R3 Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007; Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26378 Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro

4086 Funcionamento e Gestão de Instituições Hospitalares Federais de ensino

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.080/1990; Lei nº 9.394/1996 (LDB); Lei nº 12.550/2011 e Lei nº 13.005/2014 (PNE).
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

26402 Instituto Federal de Alagoas

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

26403 Instituto Federal do Amazonas

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

26404 Instituto Federal Baiano

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26405 Instituto Federal do Ceará

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26406 Instituto Federal do Espírito Santo

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26407 Instituto Federal Goiano

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

26408 Instituto Federal do Maranhão

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26409 Instituto Federal de Minas Gerais

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.342/2023, art. 9º do Anexo I.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26410 Instituto Federal do Norte de Minas Gerais

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.342/2023, art. 9º do Anexo I.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26411 Instituto Federal do Sudeste de Minas Gerais

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Ação Orçamentária / Base Legal

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26412 Instituto Federal do Sul de Minas Gerais

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26413 Instituto Federal do Triângulo Mineiro

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26414 Instituto Federal do Mato Grosso

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26415 Instituto Federal do Mato Grosso do Sul

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

Ação Orçamentária / Base Legal

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

26416 Instituto Federal do Pará

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26417 Instituto Federal da Paraíba

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26418 Instituto Federal de Pernambuco

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26419 Instituto Federal do Rio Grande do Sul

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

26420 Instituto Federal Farroupilha

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26421 Instituto Federal de Rondônia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26422 Instituto Federal Catarinense

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

26423 Instituto Federal de Sergipe

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria

Ação Orçamentária / Base Legal

MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26424 Instituto Federal do Tocantins

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26425 Instituto Federal do Acre

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26426 Instituto Federal do Amapá

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.342/2023, art. 9º do Anexo I.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26427 Instituto Federal da Bahia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo

Ação Orçamentária / Base Legal

II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26428 Instituto Federal de Brasília

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26429 Instituto Federal de Goiás

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26430 Instituto Federal do Sertão Pernambucano

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26431 Instituto Federal do Piauí

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo

Ação Orçamentária / Base Legal

II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26432 Instituto Federal do Paraná

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.342/2023, art. 9º do Anexo I.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

26433 Instituto Federal do Rio de Janeiro

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26434 Instituto Federal Fluminense

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26435 Instituto Federal do Rio Grande do Norte

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26436 Instituto Federal Sul-rio-grandense

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26437 Instituto Federal de Roraima

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26438 Instituto Federal de Santa Catarina

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

4641 Publicidade de Utilidade Pública

Art. 37, da Constituição Federal/1988; Lei 4.117/1962; Lei 12.232/2010,e mediante aplicação complementar, das Leis n° 4.680/1965 e n° 14.133/21; Decreto nº 11.144/2022; Decreto nº 6.555/2008; Decreto-Lei nº 236/67; Portaria Secom nº 8.016/2022; Portaria Secom nº 8.038/2022; Portaria MCom nº 3.948/2021; Instrução Normativa Secom nº 1/2023; Instrução Normativa Secom nº 2/2018; e Instrução Normativa Secom n° 5/2017

26439 Instituto Federal de São Paulo

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20RG Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

20RL Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei 14.681/2023; Decreto nº 5.154/2004; Decreto nº 7.311/2010; Decreto nº 7.312/2010; Decreto nº 7.313/2010; Parecer CNE/CEB nº 17/1997; Parecer CNE/CEB nº 39/2004; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes

Ação Orçamentária / Base Legal

Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21B3 Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica

Constituição Federal/1988, Título VIII, Capítulo III, Seção I e Capítulo IV; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.534/2007; Lei nº 11.892/2008; Lei nº 12.513/2011 (Pronatec); Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 5.154/2004; Decreto nº 10.426/2020; Portaria nº 19/2023; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso III.

21IH Assistência para Atendimento a Pessoas com Deficiência

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo II e Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 5.154/2004; Decreto nº 7.234/2010; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021; Lei nº 12.711/2012, Decreto nº 7.824/2012; Decreto nº 11.793/2023; e Plano de Afirmação e Fortalecimento Nacional de Educação Especial na Perspectiva da Educação Inclusiva (PNEEPEI).
Não MDE Art. 71, inciso IV.

2994 Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica

Constituição Federal/1988, Título II, Capítulo II, art.6º e Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB), Título V, Capítulo III; Lei nº 11.892/2008; Lei nº 13.005/2014 (PNE); Decreto nº 4.875/2003; Decreto nº 5.154/2004; Decreto nº 7.234/2010; Portaria MEC nº 745/2012; Parecer CNE/CEB nº 17/1997; Resolução CNE/CP Nº 1, de 5 de janeiro de 2021.
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26440 Universidade Federal da Fronteira Sul

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26441 Universidade Federal do Oeste do Pará

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26442 Universidade da Integração Internacional da Lusofonia Afro-Brasileira

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26443 Empresa Brasileira de Serviços Hospitalares

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

169F Desenvolvimento e Modernização dos Hospitais Universitários Federais

Constituição Federal; Lei nº 8.080, de 19/09/1990; Lei nº 9.394, de 20/12/1996; Lei nº 13.005, de 25/06/2014; Lei nº 12.550, de 15/12/2011.
MDE Art. 70, inciso II.

2000 Administração da Unidade

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 13.844/2019; Decreto-Lei 200/1967.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

Ação Orçamentária / Base Legal

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

4086 Funcionamento e Gestão de Instituições Hospitalares Federais de ensino

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 8.080/1990; Lei nº 9.394/1996 (LDB); Lei nº 12.550/2011 e Lei nº 13.005/2014 (PNE).
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

26447 Universidade Federal do Oeste da Bahia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26448 Universidade Federal do Sul e Sudeste do Pará

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26449 Universidade Federal do Cariri

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26450 Universidade Federal do Sul da Bahia

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução

Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26452 Universidade Federal de Catalão

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26453 Universidade Federal de Jataí

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26454 Universidade Federal de Rondonópolis

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26455 Universidade Federal do Delta do Parnaíba

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

Ação Orçamentária / Base Legal

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26456 Universidade Federal do Agreste de Pernambuco

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.691, de 2023

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21D7 Apoio à Educação a Distância

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei 13.005/2014 (PNE); Decreto nº 10.426/2020.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso II.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

26457 Universidade Federal do Norte do Tocantins

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Decreto nº 11.691, de 2023.

20GK Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 6.687/1979; Lei nº 11.180/2005; Lei nº 11.507/2007; Lei nº 11.788/2008; Lei nº 12.550/2011; Lei nº 12.871/2013; Lei nº 12.881/2013; Lei nº 13.005/2014 (PNE); Lei nº 13.243/2016; Decreto nº 6.495/2008; Decreto nº 9.283/2018; Decreto nº 10.426/2020; Decreto nº 11.239/2022; Portaria MEC nº 976/2010; Portaria Interministerial MS/MEC nº 1.369/2013; Portaria CAPES nº 59/2013; Portaria MEC e MS nº 285/2015; Portaria CAPES nº 102/2015; Portaria CAPES nº 132/2016; Portaria MEC nº 389/2017; Portaria CAPES nº 227/2017; Resolução ANVISA/MS nº 39/2008; Resolução CNS/MS nº 466/2012; Resolução CD/FNDE nº 36/2013; Resolução CD/FNDE nº 42/2013.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, incisos I, IV e IX.

20RK Funcionamento de Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.273/2006; Lei nº 11.502/2007; Lei nº 13.005/2014 (PNE); Decreto nº 5.800/2006.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso V.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN nº 2/2025, art. 12, inciso XXV, Art. 18 da Lei de Diretrizes Orçamentárias (LDO); Norma - SEI nº 2/2023/DGP-EBSERH; Resolução CA/EBSERH nº 213/2023.

21GS Internacionalização da Educação Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei 13.005/2014 (PNE); Decreto 11.923/2024; Decreto 10.287/2020; Decreto nº 11.691/2023; Resolução CNE/CES, 01/2022 (Revalidação e reconhecimento de diplomas estrangeiros)
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), art. 70, Inciso IV.

4002 Assistência ao Estudante de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 11.507/2007; Lei nº 12.711/2012; Lei nº 13.005/2014 (PNE); Lei nº 14.914, de 2024. ; Decreto n° 4.875/2003 (Projeto Milton Santos de Acesso ao Ensino Superior - PROMISAES); Decreto nº 5.296/2004; Decreto nº 5.626/2005; Decreto 7.234/2010 (Programa Nacional de Assistência Estudantil - PNAES); Decreto nº 7.416/2010; Portaria MEC nº 39/2007 (Programa Nacional de Assistência Estudantil - PNAES); Portaria Normativa MEC nº 25/2010; Portaria MEC nº 745/2012 (Projeto Milton Santos de Acesso ao Ensino Superior -PROMISAES).
Não enquadramento MDE: Lei nº 9.394/1996 (LDB), art. 71, inciso IV.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112/1990; Decreto nº 6.114/2007; Decreto nº 9.991/2019; Portaria MEC nº 1.084/2008; Decreto nº 11.069/2022; Instrução Normativa SGP/SEDGG/ME nº 64/2022.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso I.

8282 Reestruturação e Modernização das Instituições Federais de Ensino Superior

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.394/1996 (LDB); Lei nº 13.005/2014 (PNE); Decreto nº 6.096/2007.
Amparo Legal MDE: Lei nº 9.394/1996 (LDB), Art. 70, inciso II.

28101 Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta

2000 Administração da Unidade

Decreto nº 11.427, de 2 de março de 2023 - Estrutura do Ministério do Desenvolvimento, Indústria, Comércio e Serviços.

20TT Promoção do Desenvolvimento do Setor de Comércio e Serviços

Lei n° 11.080, de 30 de dezembro de 2004, que Autoriza o Poder Executivo a instituir Serviço Social Autônomo denominado Agência Brasileira de Desenvolvimento Industrial - ABDI; e
Decreto nº 11.427 de 2 de março de 2023 - aprova a estrutura do Ministério do Desenvolvimento, Industria, Comércio e Serviços.

20TU Manutenção, Desenvolvimento e Modernização de Sistemas Informatizados de Comércio Exterior

Decreto-Lei n° 37, de 18 de novembro de 1966 - Dispõe sobre o imposto de importação e os serviços aduaneiros;
Lei n° 8.032, de 12 de abril de 1990, art. 5°;
Lei n° 8.402, de 08 de janeiro de 1992, art. 1°, §2° - Base legal dos regimes de Drawback;
Lei n° 11.945, de 04 de junho de 2009, art. 12;
Lei n° 12.350, de 20 de dezembro de 2010, art. 31;
Lei nº 14.195, de 26 de agosto de 2021, arts. 8º, 9º e 10;
Decreto nº 660, de 25 de setembro de 1992 - Institui o Sistema Integrado de Comércio Exterior - SISCOMEX;
Decreto n° 6.759, de 05 de fevereiro de 2009 - Regulamento Aduaneiro;
Decreto nº 11.427, de 2 de março de 2023 - Estrutura do Ministério do Desenvolvimento, Indústria, Comércio e Serviços; e
Decreto nº 11.831, de 14 de dezembro de 2023 - Institui a Comissão Gestora do Sistema integrado de Comércio Exterior.

20ZO Promoção, Fiscalização e Gestão do Comércio Exterior

Lei nº 9.019, de 30 de março de 1995 - Dispõe sobre a aplicação dos direitos previstos no Acordo Antidumping e no Acordo de Subsídios e Direitos Compensatórios, e dá outras providências;
Lei nº 12.546, de 14 de dezembro de 2011 - Institui o Regime Especial de Reintegração de Valores Tributários para as Empresas Exportadoras (Reintegra);
Lei nº 12.995, de 18 de junho de 2014, Arts. 17, 18 e 19 - Dispõem sobre aspectos operacionais específicos dos processos de defesa comercial;
Decreto nº 1.488, de 11 de maio de 1995 - Regulamenta as normas que disciplinam os procedimentos administrativos relativos à aplicação de medidas de salvaguarda;.
Decreto nº 2.667, de 10 de julho de 1998 - Dispõe sobre a execução do Décimo Nono Protocolo Adicional ao Acordo de Complementação Econômica n º 18, entre Brasil, Argentina, Paraguai e Uruguai, de 17 de dezembro de 1997;
Decreto nº 8.058, de 26 de julho de 2013 - Regulamenta os procedimentos administrativos relativos à investigação e à aplicação de medidas antidumping;
Decreto nº 9.107, de 26 de julho de 2017 - Dispõe sobre os prazos e os requisitos aplicáveis às indústrias fragmentadas no âmbito de investigações de defesa comercial;
Decreto nº 10.839 de 18 de outubro de 2021 - Regulamenta os procedimentos administrativos relativos à investigação de existência de subsídios e à aplicação de medidas compensatórias;
Decreto nº 11.427, de 2 de março de 2023 - Estrutura do Ministério do Desenvolvimento, Indústria, Comércio e Serviços; e
Decreto nº 11.428, de 2 de março de 2023 - Dispõe sobre a Câmara de Comércio Exterior - CAMEX.

210E Promoção do Desenvolvimento Industrial

Constituição Federal – Artigos 170, 179 e 218 a 219-B;
Lei Complementar nº 182, de 1º de junho de 2021, institui o marco legal das startups e do empreendedorismo inovador; e altera a Lei nº 6.404, de 15 de dezembro de 1976, e a Lei Complementar nº 123, de 14 de dezembro de 2006;
Lei Complementar nº 214, de 16 de janeiro de 2025 (arts. 309 a 316) - Regime Automotivo;
Lei nº 9.440, de 14 de março de 1997 (art. 11-C) - Estabelece incentivos fiscais para o desenvolvimento regional;
Lei nº 9.826, de 23 de agosto de 1999 (arts. 1º a 4º) - Dispõe sobre incentivos fiscais para desenvolvimento regional;
Lei nº 10.973, de 2 de dezembro de 2004 - Dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo e dá outras providências;
Lei nº 11.196, de 21 de novembro de 2005 – Lei do Bem;
Lei nº 12.715, de 17 de setembro de 2012 - incentivo à inovação tecnológica;
Lei nº 13.969, de 26 de dezembro de 2019 - Dispõe sobre a política industrial para o setor de tecnologias da informação e comunicação e para o setor de semicondutores;
Lei nº 14.902, de 27 de junho de 2024 - Institui o Programa Mobilidade Verde e Inovação (Programa Mover).
Decreto nº 9.283, de 7 de fevereiro de 2018 - medidas de incentivo à inovação e à pesquisa científica e tecnológica no ambiente produtivo;
Decreto nº 10.306, de 02 de abril de 2020 - Estabelece a utilização do Building Information Modelling na execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal, Estratégia BIM BR;
Decreto nº 10.356, de 20 de maio de 2020 - dispõe sobre a política industrial para o setor de tecnologias da informação e comunicação;
Decreto nº 10.615, de 29 de janeiro de 2021 - dispõe sobre o Programa de Apoio ao Desenvolvimento Tecnológico da Indústria de Semicondutores;
Decreto nº 11.427 de 2 de março de 2023 - aprova a estrutura do Ministério do Desenvolvimento, Industria, Comércio e Serviços;
Decreto nº 11.482, de 06 de abril de 2023 - Dispõe sobre o Conselho Nacional de Desenvolvimento Industrial- CNDI; e
Decreto nº 11.888, de 22 de janeiro de 2024 - Dispõe sobre a Estratégia Nacional de Disseminação do Building Information Modelling no Brasil.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Lei nº 9.637, de 15 de maio de 1998 - qualificação de entidades como organizações sociais e Programa Nacional de Publicização;
Decreto nº 6.041, de 8 de fevereiro de 2007 - institui a Política de Desenvolvimento da Biotecnologia e cria o Comitê Nacional de Biotecnologia - CBA;
Decreto de 2 de setembro de 2013 (sem número), que qualifica como Organização Social a Associação Brasileira de Pesquisa e Inovação Industrial - EMBRAPII;
Decreto nº 9.190, de 1º de novembro de 2017 - critérios para a qualificação de organizações sociais; e
Decreto nº 11.516, de 3 de maio de 2023 - Qualifica como organização social a Fundação Universitas de Estudos Amazônicos.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

21B0 Promoção da Concorrência, Competitividade e Melhoria Regulatória

Decreto nº 6.814, de 6 de abril de 2009 - Regulamenta a Lei no 11.508, de 20 de julho de 2007, que dispõe sobre o regime tributário, cambial e administrativo das Zonas de Processamento de Exportação - ZPE;
Decreto nº 9.931, de 23 de julho 2019 - Institui o Grupo Interministerial de Propriedade Intelectual;
Decreto nº 9.933, de 23 de julho de 2019 - Dispõe sobre o Conselho Nacional das Zonas de Processamento de Exportação;

Ação Orçamentária / Base Legal

Decreto nº 11.243, de 21 de outubro de 2022 - Dispõe sobre as medidas a serem adotadas para a promoção de boas práticas regulatórias no âmbito do Poder Executivo federal; e
Decreto nº 11.427 de 2 de março de 2023 - aprova a estrutura do Ministério do Desenvolvimento, Indústria, Comércio e Serviços.

21FH Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria

Lei nº 13.123, de 20 de maio de 2015 - Lei da Biodiversidade;
Decreto nº 11.427, de 2 de março de 2023 - Estrutura Administrativa do MDIC; e
Decreto nº 11.646, de 16 de agosto de 2023 - Estratégia Nacional de Economia de Impacto e o Comitê de Economia de Impacto.

28202 Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto Legislativo nº 55, de 18 de junho de 2019 - Aprova o texto do Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico, assinado em Paris, em 3 de junho de 2015; e
Decreto nº 10.109, de 7 de novembro de 2019 - Promulga o Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico, firmado em Paris, em 3 de junho de 2015.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

2000 Administração da Unidade

Lei nº 5.966, de 11 de dezembro de 1973 - Institui o Sistema Nacional de Metrologia, Normalização e Qualidade Industrial, e dá outras providências;
Decreto nº 11.221, de 5 de outubro de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções Gratificadas do Instituto Nacional de Metrologia, Normalização e Qualidade Industrial - INMETRO; e
Decreto nº 11.401, de 23 de janeiro de 2023 - Dispõe sobre a vinculação das entidades da administração pública federal indireta;

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Lei nº 9.637, de 15 de maio de 1998 - qualificação de entidades como organizações sociais e Programa Nacional de Publicização;
Decreto nº 4.077, de 9 de janeiro de 2002 - qualifica como Organização Social a Associação Rede Nacional de Ensino e Pesquisa - RNP; e
Decreto nº 9.190, de 1º de novembro de 2017 - critérios para a qualificação de organizações sociais.

214I Gestão da Metrologia Legal e de Avaliação da Conformidade

Lei Complementar nº 123, de 14 de Dezembro de 2006, Capítulo VII, Artigo 55 - Estatuto Nacional da Microempresa e da Empresa de Pequeno Porte;
Lei nº 5.966, de 11 de dezembro de 1973 - Sistema Nacional de Metrologia, Normalização e Qualidade Industrial;
Lei nº 9.933 de 20 de dezembro de 1999 - Dispõe sobre as competências do Conmetro e do Inmetro, institui a Taxa de Serviços Metrológicos;
Lei nº 10.973, de 2 de dezembro de 2004 - Dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo; e
Lei nº 12.545, de 14 de dezembro de 2011 – art. 12, inciso XV.

214J Fiscalização em Metrologia e Qualidade

Lei Complementar nº 123, de 14 de dezembro de 2006 - Institui o Estatuto da Microempresa e da Empresa de Pequeno Porte - art. 55;
Lei nº 5.966, de 11 de dezembro de 1973 - Institui o Sistema Nacional de Metrologia, Normalização e Qualidade Industrial;
Lei nº 9.933 de 20 de dezembro de 1999 - Dispõe sobre as competências do Conmetro e do Inmetro, institui a Taxa de Serviços Metrológicos;
Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

28203 Instituto Nacional da Propriedade Industrial - INPI

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

21FI Proteção dos Direitos de Propriedade Industrial

Lei nº 9.279, de 14 de maio de 1996 - Regula direitos e obrigações relativos à propriedade industrial.
Decreto nº 11.207, de 26 de setembro de 2022 - Estrutura Regimental do Instituto Nacional da Propriedade Industrial; e
Decreto nº 11.401, de 23 de janeiro de 2023 - Dispõe sobre a vinculação das entidades da administração pública federal indireta.

28233 Superintendência da Zona Franca de Manaus - SUFRAMA

2000 Administração da Unidade

Decreto-Lei nº 288, de 28 de fevereiro de 1967 - Altera as disposições da Lei número 3.173 de 6 de junho de 1957 e regula a Zona Franca de Manaus;
Lei nº 13.451, de 16 de junho de 2017 - Dispõe sobre a competência da Superintendência da Zona Franca de Manaus (Suframa) para regular e controlar a importação e o ingresso de mercadorias, com incentivos fiscais, na Zona Franca de Manaus, nas áreas de livre comércio e na Amazônia Ocidental e institui a Taxa de Controle de Incentivos Fiscais (TCIF) e a Taxa de Serviços (TS);
Decreto nº 11.401, de 23 de janeiro de 2023 - Dispõe sobre a vinculação das entidades da administração pública federal indireta.

210L Promoção do Desenvolvimento Econômico, Científico, Tecnológico e de Inovação na área de atuação da Suframa

Decreto-Lei nº 288, de 28 de fevereiro de 1967 - regula a Zona Franca de Manaus;
Decreto-Lei nº 356, de 15 de agosto de 1968 - estende Benefícios do Decreto-Lei nº 288 a Áreas da Amazônia Ocidental;
Lei n° 8.010, de 29 de março de 1990 -importações de bens destinados à pesquisa científica e tecnológica;
Lei nº 8.256, de 25 de novembro de 1991 - cria áreas de livre comércio nos municípios de Boa Vista e Bonfim, no Estado de Roraima;
Lei n° 8.387, de 30 de dezembro de 1991 - artigos 2º e 11 - institui a politica de pesquisa, desenvolvimento e inovação da Zona Franca de Manaus e cria a área de livre comércio nos Municípios de Macapá e Santana, no Estado do Amapá;
Lei nº 10.973, de 2 de dezembro de 2004 - incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo;
Lei nº 11.732, de 30 de junho de 2008 - artigos 4º, 6º e 7º - regime tributário, cambial e administrativo das Zonas de Processamento de Exportação;
Lei nº 11.898, de 8 de janeiro de 2009 - artigos 26 e 27 - institui o Regime de Tributação Unificada - RTU na importação, por via terrestre, de mercadorias
procedentes do Paraguai;

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

28904 Fundo de Garantia para Promoção da Competitividade - FGPC

0473 Honra de Aval decorrente de Garantia do Risco das Operações de Financiamento a Micro, Pequenas e Médias Empresas (Lei nº 9.531, de 1997)

Lei nº 9.531, de 10 de dezembro de 1997 - Cria o Fundo de Garantia para Promoção da Competitividade - FGPC, e dá outras providências;
Decreto nº 3.113, de 6 de julho de 1999 - Regulamenta a Lei nº 9.531, de 10 de dezembro de 1997, que dispõe sobre o Fundo de Garantia para a Promoção da Competitividade - FGPC, e dá outras providências.

20AP Serviços de Auditoria e Controle

Lei nº 9.531, de 10 de dezembro de 1997 - Cria o Fundo de Garantia para Promoção da Competitividade - FGPC, e dá outras providências;
Decreto nº 3.113, de 6 de julho de 1999 - Regulamenta a Lei nº 9.531, de 10 de dezembro de 1997, que dispõe sobre o Fundo de Garantia para a Promoção da Competitividade - FGPC, e dá outras providências.

29101 Defensoria Pública da União

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

A inclusão dessa programação se enquadra no disposto no art. 12, inciso XVI da LDO para 2024 (Lei nº 14.791, de 29 de dezembro de 2023).

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Art. 25 e 26 da Resolução nº 202, de 8 de julho de 2022 (regimento interno da DPU).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

219I Publicidade Institucional e de Utilidade Pública

Art. 21 da Lei nº 12.232, de 29 de abril de 2010.

21CZ Apoio à Assistência Jurídica ao Cidadão

EC 74/2013; Lei Complementar 80/94; Lei 9.020/95.

2725 Prestação de Assistência Jurídica ao Cidadão

Constituição Federal , art. 5º , inciso LXXIV e art. 134; EC 74/2013; Lei Complementar 80/94; e Lei 9.020/95.

30101 Ministério da Justiça e Segurança Pública - Administração Direta

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Lei n° 8.078, de 11 de setembro de 1990, art. 106; Lei 14.802/24 – PPA 2024/2027, Decreto nº 12.543/2025 Decreto nº 11.348 /2023 – novo decreto de estrutura do MJSP.; Decreto n.°10.109, de 7 de novembro de 2019, seções 2 e 4; Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional, Portaria n° 905, de 24 de outubro de 2017, art. 1°, inciso XVIII, Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP.

00U4 Contribuição Voluntária para o Programa Ibero-Americano de Acesso à Justiça (PIAJ)

Constituição Federal de 1988 (art. 5º e 6º);
Lei Complementar nº 80, de 12 de janeiro de 1994 – Organiza a Defensoria Pública da União, do Distrito Federal e dos territórios e prescreve normas gerais para sua organização nos estados, e dá outras providências;
Lei nº 11.340, de 7 de agosto de 2006 – Cria mecanismos para coibir a violência doméstica e familiar contra a mulher, nos termos do § 8º do art. 226 da Constituição Federal, da Convenção sobre a Eliminação de Todas as Formas de Discriminação contra as Mulheres e da Convenção Interamericana para Prevenir, Punir e Erradicar a Violência contra a Mulher; dispõe sobre a criação dos Juizados de Violência Doméstica e Familiar contra a Mulher; altera o Código de Processo Penal, o Código Penal e a Lei de Execução Penal;
Lei nº 12.288, de 20 de julho de 2010 – Institui o Estatuto da Igualdade Racial; altera as Leis nº 7.716, de 5 de janeiro de 1989, 9.029, de 13 de abril de 1995, 7.347, de 24 de julho de 1985, e 10.778, de 24 de novembro de 2003;
Lei nº 12.852, de 5 de agosto de 2013 - Institui o Estatuto da Juventude e dispõe sobre os direitos dos jovens, os princípios e diretrizes das políticas públicas de juventude e o Sistema Nacional de Juventude - Sinajuve;
Lei nº 13.140, de 26 de junho de 2015 - Dispõe sobre a mediação entre particulares como meio de solução de controvérsias e sobre a autocomposição de conflitos no âmbito da administração pública; altera a Lei nº 9.469, de 10 de julho de 1997, e o Decreto nº 70.235, de 6 de março de 1972; e revoga o § 2º do art. 6º da Lei nº 9.469, de 10 de julho de 1997;
Lei nº 13.431, de 4 de abril de 2017 - Estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência e altera a Lei nº 8.069, de 13 de julho de 1990 - Estatuto da Criança e do Adolescente;
Decreto nº 6.044, de 12 de fevereiro de 2007 – Aprova a Política Nacional de Proteção aos Defensores dos Direitos Humanos - PNPDDH, que tem por finalidade estabelecer princípios e diretrizes de proteção e assistência à pessoa física ou jurídica, grupo, instituição, organização ou movimento social que promove, protege ou defende os Direitos Humanos, e, em função de sua atuação e atividade nessas circunstâncias, encontra-se em situação de risco e vulnerabilidade e dá outras providências;
Decreto nº 11.444, de 21 de março de 2023 - Institui Grupo de Trabalho Interministerial para elaboração da proposta do Plano Juventude Negra Viva;
Resolução CNJ nº 125, de 29 de novembro de 2010 - Dispõe sobre a Política Judiciária Nacional de tratamento adequado dos conflitos de interesses no âmbito do Poder Judiciário e dá outras providências;
Resolução CNDH nº 10, de 17 de outubro de 2018 - Dispõe sobre soluções garantidoras de direitos humanos e medidas preventivas em situações de conflitos fundiários coletivos rurais e urbanos;

00XM Concessão de Bolsa-Formação no âmbito do Programa Nacional de Segurança Pública com Cidadania - PRONASCI

Lei nº 11.530, de 24 de outubro de 2007 - Programa Nacional de Segurança Pública com Cidadania (PRONASCI);
Lei nº 13.756, de 12 de dezembro de 2018 - Fundo Nacional de Segurança Pública (FNSP);
Lei nº 14.802, de janeiro de 2024 - Institui o Plano Plurianual da União para o período de 2024 a 2027; e
Decreto nº 11.436, de 15 de março de 2023 - Regulamenta a Lei nº 11.530/2007 e estabelece os eixos prioritários para a execução do Programa no biênio 2023-2024.
Portaria do Ministro nº 2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP
Portaria MJSP n.º 712, de 24 de junho de 2024 - Disciplina o Decreto nº 11.436, de 15 de março de 2023, que estabelece os eixos prioritários para a execução do Programa Nacional de Segurança Pública com Cidadania - Pronasci, no biênio 2023-2024, denominado Pronasci 2, e dispõe sobre o Projeto Bolsa-Formação.

2000 Administração da Unidade

Constituição Federal 1988;

Lei 14.133, DE 1º DE ABRIL DE 2021, Lei de Licitações e Contratos Administrativos;

Lei 14.802/24 - Institui o Plano Plurianual da União para o período de 2024 a 2027.

Decreto-Lei 200/1967;

Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional

Decreto nº 10.835, de 14 de outubro DE 2021;

Ação Orçamentária / Base Legal

Decreto de Estrutura MJSP atual – Decreto n° 11.348, de 1° de janeiro de 2023;

Decreto nº 12.543, 1º de julho de 2025 -Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria do Ministro nº 02 de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

INSTRUÇÃO NORMATIVA Nº 1, DE 4 DE ABRIL DE 2019 - Dispõe sobre o processo de contratação de soluções de Tecnologia da Informação e Comunicação - TIC pelos órgãos e entidades integrantes do Sistema de Administração dos Recursos de Tecnologia da Informação - SISP do Poder Executivo Federal;

INSTRUÇÃO NORMATIVA SGD/ME n° 1, de 4 de abril de 2019, na versão compilada com as alterações das Instruções Normativas SGD/ME n° 202, de 2019, SGD/ME n° 31, de 2021 e SGD/ME n° 47, de 2022 (Atualizado em 29/12/2022)

INSTRUÇÃO NORMATIVA Nº 5, DE 26 DE MAIO DE 2017 (Atualizada)

Dispõe sobre as regras e diretrizes do procedimento de contratação de serviços sob o regime de execução indireta no âmbito da Administração Pública federal direta, autárquica e fundacional.

20I7 Promoção da Política Nacional de Justiça

Constituição da República Federativa do Brasil;

Lei nº 8.069 de 13 de julho de 1990;
Lei nº 9.307, de 23 de setembro de 1996;
Lei nº 9.474, de 22 de julho de 1997;
Lei n. 9.790, de 23 de março de 1999;
Lei n. 10.359, DE 27 de dezembro de 2001;
Lei n. 10.406, de 10 de janeiro de 2002;
Lei nº 10.741, de 1 de outubro de 2003;
Lei n. 11.340, de 07 de agosto 2006;
Lei Nº 12.485, DE 12 de setembro DE 2011;
Lei nº 12.852, de 5 de agosto de 2013;
Lei nº 13.019, de 31 de julho de 2014;
Lei nº 13.105, de 16 de março de 2015;
Lei nº 13.140, de 26 de junho de 2015;
Lei nº 13.344, de 6 de outubro de 2016;
Lei n. 13.431, de 4 de abril de 2017;
Lei nº 13.445, de 20 de maio de 2017;
Lei nº 13.684, de 21 de junho de 2018;
Inciso I da Lei nº 13.844 de 18 de junho de 2019;
Lei nº 14.116, de 31 de dezembro de 2020;
Lei nº 14.802, de 10 de janeiro de 2024.

Decreto Lei nº 3.689, de 4de outubro de 1941;
Decreto-Lei n. 4.657, de 4 de setembro de 1942;
Decreto nº 154, de 26 de junho de 1991;
Decreto n. 1.973 de 01 de agosto de 1996;
Decreto n. 3.100, de 30 de junho de 1999;
Decreto nº 1.925, de 10 de junho de 1996;
Decreto nº 2.022, de 7 de outubro de 1996;
Decreto nº2.428, de 17 dezembro de 1997;
Decreto nº 2.740, de 20 de agosto de 1998;
Decreto nº 3.324, de 30 maio de 1999;
Decreto nº 3.229, de 29 de outubro de 1999;
Decreto nº 3.468, de 17 de maio de 2000;
Decreto nº 3.678, de 30 de novembro de 2000;
Decreto-Lei nº 3.689, de 3 de outubro de 1941;
Decreto nº 3.768, de 8 de março de 2001;
Decreto nº 3.895, de 23 de agosto de 2001;
Decreto nº 3.951, de 4 de outubro de 2001;
Decreto nº 3.988, de 29 de outubro de 2001;
Decreto nº 4.410, de 7 de outubro de 2002;
Decreto nº 5.017, de 12 de março de 2004;
Decreto nº 5.491, de 18 de julho de 2005;
Decreto nº 5.639, de 26 de dezembro de 2005;
Decreto nº 5.687, de 31 de janeiro de 2006;
Decreto nº 5.919, de 3 de outubro de 2006;
Decreto nº 5.948, de 26 de outubro de 2006;
Decreto nº 6.282, de 3 de dezembro de 2007;
Decreto nº 6.340, de 3 de janeiro de 2008;
Decreto nº 6.462, de 21 de maio de 2008;
Decreto nº 9.203, de 22 de novembro de 2017;
Decreto n°9.856 de 25 de junho de 2019;
Decreto nº 11.348, de 1º de janeiro de 2023.
Decreto nº 12.543, de 1º de julho de 2025.
Portaria Conjunta MJ/PGR/AGU nº 1,de 27 de outubro de 2025
Portaria Conjunta MJ/MRE nº 501, de 21 de março de 2012;
Portaria SNJ nº 242, de 29 de setembro de 2014;
Portaria Conjunta SNJ/DPU nº 231, de 17 de dezembro de 2015;
Portaria MJ n. 362 de 1 de março 2016;
Portaria nº 89, de 14 de fevereiro de 2018;
Portaria nº 217, de 27 de fevereiro de 2018;
Portaria nº 2.832, de 26 de dezembro de 2018;
Portaria Conjunta SENAJUS/DPU nº 1, de 29 de outubro de 2019;
Portaria nº 605, de 21 de junho de 2019
Portaria nº 863, de 28 de novembro de 2019;
Portaria MJSP nº 864, 28 de novembro de 2019;
Portaria MJSP nº 665, 11 de junho de 2020;
Portaria Conjunta SENAJUS/MJSP nº 36, de 10 de dezembro de 2021;
Portaria MJSP nº.502 de 23 de novembro de 2021;
Portaria MJSP nº 2, de 28 de janeiro de 2022;
Portaria MJSP nº 145, de 15 de agosto de 2022;
Portaria MJSP nº 79, de 13 de maio de 2022;
Portaria nº 89, de 14 de fevereiro de 2018;
Portaria MJSP Nº 400, de 13 de junho de 2023;

Resolução CNJ nº 125, de 29 de novembro de 2010;
Resoluções editadas pelo Conselho Nacional de Imigração;
Resolução nº 449, de 30 de março de 2022;
Emenda Regimental nº 41, de 21 de setembro de 2022;
Tratados bilaterais e convenções multilaterais de cooperação jurídica internacional;
Convenções, Protocolos, Acordos e outros instrumentos de cooperação internacional em matéria de enfrentamento ao tráfico de pessoas e contrabando de migrantes;
Convenção das Nações Unidas relativa ao Estatuto dos Refugiados de 1951 e Protocolo Adicional de 1967.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 18, §§ 8º e 9º da LDO-2023.

21BM Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade

Lei nº 8.069, de 13 de julho de 1990 (dispõe sobre o estatuto da criança e do adolescente e dá outras providências);
Lei nº 10.741, de 1º de outubro de 2003 (dispõe sobre o estatuto do idoso e dá outras providências);
Lei nº 10.826, de 22 de dezembro de 2003 (Sinarm);
Lei nº 11.340, de 07 de agosto de 2006 (Maria da Penha), alterada pela Lei n°14.550, de 19 abril de 2023;
Lei nº 11.343, de 23 de agosto de 2006 (Sisnad);
Lei nº 11.473, de 10 de maio de 2007 (Cooperação Federativa);
Lei nº 11.530, de 24 de outubro de 2007 e alterações (PRONASCI);
Lei nº 11.707, de 19 de junho 2008 (PRONASCI);
Lei nº 12.681, de 04 de julho de 2012 (SINESP);
Lei nº 12.850, de 2 de agosto de 2013 (ORCRIM);
Lei nº 13.104, de 09 de março de 2015 (Crime hediondo feminicídio);
Lei nº 13.257, de 8 de março de 2016 - dispõe sobre as políticas públicas para a primeira infância);
Lei nº 13.675, de 11 de junho de 2018 (PNSPDS e Susp);
Lei nº 13.718, de 24 de setembro de 2018 (Altera o Código Penal para tipificar os crimes de importunação sexual e de divulgação de cena de estupro)
Lei nº 13.756, de 12 de dezembro de 2018 (FNSP);
Lei nº 13.812, 16 de março de 2019 (Política Nacional de Pessoas Desaparecidas);
Lei nº 13.964, de 24 de dezembro de 2019 (aperfeiçoa a legislação penal e processual penal);
Lei nº 14.132, de 31 de março de 2021 (Acrescenta ao Código Penal o crime de perseguição);
Lei nº 14.149, de 5 de maio de 2021 (Institui o Formulário Nacional de Avaliação de Risco, a ser aplicado à mulher vítima de violência doméstica e familiar);
Lei nº 14.312, de 14 de março de 2022 (Institui o Programa Habite Seguro);
Lei nº 14.316, de 29 de março de 2022 (Destina recursos do Fundo Nacional de Segurança Pública - FNSP para ações de enfrentamento da violência contra a mulher);
Lei nº 14.330, de 4 de maio de 2022 (Inclui o Plano Nacional de Prevenção e Enfrentamento à Violência contra a Mulher como instrumento de implementação da Política Nacional de Segurança Pública e Defesa Social -PNSPDS);
Lei nº 14.423 de 22 de julho de 2022 (Altera a Lei nº 10.741, de 1º de outubro de 2003, para substituir, em toda a Lei, as expressões "idoso" e "idosos" pelas expressões "pessoa idosa" e "pessoas idosas", respectivamente.);
Lei nº 14.541, de 3 de abril de 2023 (Dispõe sobre a criação e o funcionamento ininterrupto de Delegacias Especializadas de Atendimento à Mulher.);
Lei nº 14.550, de 19 de abril de 2023 (Altera a Lei nº 11.340, de 7 de agosto de 2006 (Lei Maria da Penha), para dispor sobre as medidas protetivas de urgência e estabelecer que a causa ou a motivação dos atos de violência e a condição do ofensor ou da ofendida não excluem a aplicação da Lei);
Lei nº 14.802, de 10 de janeiro de 2024 - PPA 2024-2027;
Lei nº 14.950, de 2 de agosto de 2024 (dispõe sobre o direito da criança e do adolescente de visitação à mãe ou ao pai internados em instituição de saúde);
Decreto nº 3.695, de 21 de dezembro de 2000 (SISP);
Decreto nº 8.903, de 16 de novembro de 2016 (institui o Programa de Proteção Integrada de Fronteiras e organiza a atuação de unidades da administração pública federal para sua execução);
Decreto nº 9.847 de 25 de junho de 2019 - Regulamenta Sinarm;
Decreto nº 9.489, de 30 de agosto de 2018 (Regulamenta PNSPDS);
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 10.622, de 9 de fevereiro de 2021 (Institui o Comitê Gestão da Política Nacional de Pessoas Desaparecidas);
Decreto nº 10.711, de 2 de junho de 2021 (SINAB);
Decreto nº 10.770, de 17 de agosto de 2021 (institui a agenda transversal e multissetorial da primeira infância);
Decreto nº 10.777 de 24 de agosto de 2021 – Institui a Política Nacional de Inteligência de Segurança Pública - Pnisp;
Decreto nº 10.778 de 24 de agosto de 2021 – Aprova a Estratégia Nacional de Inteligência de Segurança Pública - Enisp;
Decreto nº 10.793, de 13 de setembro de 2021 - Regulamenta Programa Habite Seguro;
Decreto nº 10.822, de 28 de setembro de 2021 (institui o Plano Nacional de Segurança Pública);
Decreto nº 11.348, de 01 janeiro de 2023 (Estrutura Regimental do MJSP);
Decreto nº 11.436 de 15 de março de 2023 (Regulamenta a Lei nº 11.530, de 24 de outubro de 2007 - PRONASCI), para estabelecer os eixos prioritários para a execução do Programa Nacional de Segurança Pública com Cidadania - Pronasci, no biênio 2023-2024, denominado Pronasci 2, e dispõe sobre o Projeto Bolsa-Formação.);
Decreto nº 11.615, de 21 de julho de 2023 (regulamenta a Lei nº 10.826, de 22 de dezembro de 2003, para estabelecer regras e procedimentos relativos à aquisição, ao registro, à posse, ao porte, ao cadastro e à comercialização nacional de armas de fogo, etc);
Decreto nº 11.640, de 16 de agosto de 2023 (Institui o Pacto Nacional de Prevenção aos Feminicídios);
Decreto nº 11.765, de 1º de novembro de 2023 - Autoriza o emprego das Forças Armadas para a Garantia da Lei e da Ordem em portos e aeroportos;
Decreto nº 12.038, de 29 de maio de 2024, que institui a Política Nacional de Fronteiras e o seu Comitê Nacional;
Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria SENASP nº 2 de 09 de janeiro de 2017 (Regulamenta contrato de repasse);
Portaria nº 36 de 29 de março de 2021 – Sistema Cronos;
Portaria GSI nº 38 de 20 de abril de 2018 (Planejamento Estratégico PPIF);
Portaria MJSP nº 151 de 26 de setembro de 2018 (Regimento Interno SENASP);
Portaria nº 288 de 23 de janeiro de 2023 (Regulamenta estrutura MJSP);
Portaria nº 499 de 02 de outubro de 2023 – Institui o Programa Nacional de Enfrentamento às Organizações Criminosas – ENFOC - para a execução das ações estratégicas definidas no Plano Nacional de Segurança Pública e Defesa Social, e operacionalizar eixos previstos no Plano de Ação na Segurança – PAS;
Portaria nº 516 de 03 de dezembro de 2021- Institui o Programa Nacional de Segurança nas Fronteiras e Divisas – VIGIA;
Portaria nº 560, de 25 de janeiro de 2024 que dispõe sobre a aprovação do Plano de Gerenciamento do Programa Nacional de Enfrentamento às Organizações Criminosas – Programa ENFOC;
Portaria nº 867 de 02 de dezembro de 2019 (Operações SEOPI);
Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP
Resolução nº 1 de 15 de julho de 2009 (Regulamenta SISP).

21BN Gestão da Política de Combate à Corrupção e à Lavagem de Dinheiro

Constituição Federal de 1988;
Lei nº 8.429, de 2 de junho de 1992 - Dispõe sobre as sanções aplicáveis em virtude da prática de atos de improbidade administrativa, de que trata o § 4º do art. 37 da Constituição Federal; e dá outras providências;
Lei nº 9.613, de 3 de março de 1998 - Dispõe sobre os crimes de "lavagem" ou ocultação de bens, direitos e valores; a prevenção da utilização do sistema financeiro e cria o Conselho de Controle de Atividades Financeiras - COAF;
Lei nº 12.846, de 1º de agosto 2013 - Dispõe sobre a responsabilização administrativa e civil de pessoas jurídicas pela prática de atos contra a administração pública, nacional ou estrangeira;
Lei nº 12.850, de 2 de agosto de 2013 - Define organização criminosa e dispõe sobre a investigação criminal, os meios de obtenção da prova, infrações penais correlatas e o procedimento criminal;
Lei nº 14.802, de 10 de janeiro de 2024 - Institui o Plano Plurianual da União para o período de 2024 a 2027;
Decreto nº 3.678, de 30 de novembro de 2000 - Promulga a Convenção sobre o Combate da Corrupção de Funcionários Públicos Estrangeiros em Transações Comerciais Internacionais;
Decreto nº 4.410, de 7 de outubro de 2002 - Promulga a Convenção Interamericana contra a Corrupção;
Decreto nº 5.687, de 31 de janeiro de 2006 - Promulga a Convenção das Nações Unidas contra a Corrupção;
Decreto nº 9.203, de 22 de novembro de 2017 - Dispõe sobre a política de governança da administração pública federal direta, autárquica e fundacional;
Decreto nº 11.842, 21 de dezembro de 2023 - Institui o Conselho Nacional de Políticas de Recuperação de Ativos;
Portaria MJSP nº 2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública;
Portaria MJSP nº 79, de 13 de maio de 2022 - Institui a Rede Nacional de Polícias Judiciárias no Combate à Corrupção -

Ação Orçamentária / Base Legal

RENACCOR e define as regras para adesão de integrantes e para parcerias; e
Portaria MJSP nº 145, de 15 de agosto de 2022 – Atribui à Rede Nacional de Laboratórios de Tecnologia - REDE-LAB a natureza de Programa de Articulação Institucional e define as regras para adesão de integrantes e parcerias.

21EO Apoio ao Sistema Penitenciário Nacional

Constituição Federal, de 5 de outubro de 1988;
Lei Complementar nº 79, de 07 de janeiro de 1994 - Cria o Fundo Penitenciário Nacional - FUNPEN, e dá outras providências;
Lei Complementar nº 119, de 19 de outubro de 2005 - Acrescenta inciso ao art. 3o da Lei Complementar no 79, de 7 de janeiro de 1994, que "cria o Fundo Penitenciário Nacional – FUNPEN e dá outras providências", para incluir a manutenção das casas de abrigo;
Lei nº 7.210, de 11 de julho de 1984 – Institui a Lei de Execução Penal;

Lei nº 7.209, de 11 de julho de 1984 - Altera dispositivos do Decreto-Lei nº 2.848, de 7 de dezembro de 1940 - Código Penal, e dá outras providências;
Lei nº 8.072, de 25 de julho de 1990 - Dispõe sobre os crimes hediondos, nos termos do art. 5º, inciso XLIII, da Constituição Federal, e determina outras providências.

Lei nº 8.742, de 7 de dezembro de 1993 - Dispõe sobre a organização da Assistência Social e dá outras providências.
Lei nº 8.745, de 9 de dezembro de 1993 - Dispõe sobre a contratação por tempo determinado para atender a necessidade temporária de excepcional interesse público, nos termos do inciso IX do art. 37 da Constituição Federal, e dá outras providências
Lei nº 9.099, de 26 de setembro de 1995 - Dispõe sobre os Juizados Especiais Cíveis e Criminais e dá outras providências.
Lei nº 9.394, de 20 de dezembro de 1996 - Estabelece as diretrizes e bases da educação nacional.
Lei nº 9.714, de 25 de novembro de 1998 - Altera dispositivos do Decreto-Lei nº 2.848, de 7 de dezembro de 1940
Le nº 9.807, de 13 de julho de 1999 - Estabelece normas para a organização e a manutenção de programas especiais de proteção a vítimas e a testemunhas ameaçadas, institui o Programa Federal de Assistência a Vítimas e a Testemunhas Ameaçadas e dispõe sobre a proteção de acusados ou condenados que tenham voluntariamente prestado efetiva colaboração à investigação policial e ao processo criminal
Lei nº 9.883, de 7 de dezembro de 1999 - Institui o Sistema Brasileiro de Inteligência, cria a Agência Brasileira de Inteligência - ABIN, e dá outras providências
Lei nº 9.983, de 14 de julho de 2000 - Altera o Decreto-Lei no 2.848, de 7 de dezembro de 1940 – Código Penal e dá outras providências.
Lei nº 10.259, de 12 de julho de 2001 - Dispõe sobre a instituição dos Juizados Especiais Cíveis e Criminais no âmbito da Justiça Federal.
Lei nº 11.340, de 7 de agosto de 2006 - Cria mecanismos para coibir a violência doméstica e familiar contra a mulher, nos termos do § 8º do art. 226 da Constituição Federal, da Convenção sobre a Eliminação de Todas as Formas de Discriminação contra as Mulheres e da Convenção Interamericana para Prevenir, Punir e Erradicar a Violência contra a Mulher; dispõe sobre a criação dos Juizados de Violência Doméstica e Familiar contra a Mulher; altera o Código de Processo Penal, o Código Penal e a Lei de Execução Penal; e dá outras providências.
Lei nº 11.343, de 23 de agosto de 2006 - Institui o Sistema Nacional de Políticas Públicas sobre Drogas - Sisnad; prescreve medidas para prevenção do uso indevido, atenção e reinserção social de usuários e dependentes de drogas; estabelece normas para repressão à produção não autorizada e ao tráfico ilícito de drogas; define crimes e dá outras providências.
Lei nº 11.671, de 8 de maio de 2008 - Dispõe sobre a transferência e inclusão de presos em estabelecimentos penais federais de segurança máxima e dá outras providências.
Lei nº 12.258, de 15 de junho de 2010 - Altera o Decreto-Lei no 2.848, de 7 de dezembro de 1940 (Código Penal), e a Lei no 7.210, de 11 de julho de 1984 (Lei de Execução Penal), para prever a possibilidade de utilização de equipamento de vigilância indireta pelo condenado nos casos em que especifica.
Lei nº 12.403, de 4 de maio de 2011 - Altera dispositivos do Decreto-Lei nº 3.689, de 3 de outubro de 1941 - Código de Processo Penal, relativos à prisão processual, fiança, liberdade provisória, demais medidas cautelares, e dá outras providências.
Lei nº 13.460, de 26 de junho de 2017 - Dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública.
Lei nº 13.500, de 26 de outubro de 2017 - Altera a Lei Complementar nº 79 , de 7 de janeiro de 1994 , par a dispor sobre a transferência de recursos financeiros do Fundo Penitenciário Nacional (Funpen), a Lei nº 11.473, de 10 de maio de 2007, para permitir a prestação de serviços, em caráter excepcional e voluntário, à Secretaria Nacional de Segurança Pública (Senasp), na qual se inclui a Força Nacional de Segurança Pública (FNSP), e as Leis nº 8.666, de 21 de junho de 1993, e 10.826, de 22 de dezembro de 2003;
Lei nº 13.675, de 11 de junho de 2018 - Disciplina a organização e o funcionamento dos órgãos responsáveis pela segurança pública, nos termos do § 7º do art. 144 da Constituição Federal; cria a Política Nacional de Segurança Pública e Defesa Social (PNSPDS); institui o Sistema Único de Segurança Pública (Susp); altera a Lei Complementar nº 79, de 7 de janeiro de 1994, a Lei nº 10.201, de 14 de fevereiro de 2001, e a Lei nº 11.530, de 24 de outubro de 2007; e revoga dispositivos da Lei nº 12.681, de 4 de julho de 2012.
Lei nº 13.964, de 24 de dezembro de 2019 - Aperfeiçoa a legislação penal e processual penal.
Decreto nº 6.049, de 27 de fevereiro de 2007 - Aprova o Regulamento Penitenciário Federal.
Decreto nº 7.626, de 24 de novembro de 2011 - Institui o Plano Estratégico de Educação no âmbito do Sistema Prisional.
Decreto n° 9.492, de 5 de setembro de 2018 - Regulamenta a Lei nº 13.460, de 26 de junho de 2017 , que dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública federal, institui o Sistema de Ouvidoria do Poder Executivo federal, e altera o Decreto nº 8.910, de 22 de novembro de 2016, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Transparência, Fiscalização e Controladoria-Geral da União
Decreto n° 9.871, de 27 de junho de 2019 - Dispõe sobre o Comitê Gestor da Política Nacional de Atenção às Mulheres em Situação de Privação de Liberdade e Egressas do Sistema Prisional.
Decreto nº 10.770, de 17 de agosto de 2021 - Institui a Agenda Transversal e Multissetorial da Primeira Infância.
Decreto n° 10.822, de 28 de setembro de 2021 - Institui o Plano Nacional de Segurança Pública e Defesa Social 2021-2030
Portaria Interministerial n° 1, de 2 de janeiro de 2014 - Institui a Política Nacional de Atenção Integral à Saúde das Pessoas Privadas de Liberdade no Sistema Prisional (PNAISP) no âmbito do Sistema Único de Saúde (SUS).
Portaria Interministerial n° 210, de 16 de janeiro de 2014 - Institui a Política Nacional de Atenção às Mulheres em Situação de Privação de Liberdade e Egressas do Sistema Prisional, e dá outras providências;
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - Estabelece normas para execução do estabelecido no Decreto nº 6.170, de 25 de julho de 2007, que dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse;
Portaria MJSP n° 2.594, d e24 de novembro de 2011 - Cria a Estratégia Nacional de Alternativas Penais – ENAPE;
Portaria nº 199, de 9 de novembro de 2018 - Aprova o Regimento Interno do Departamento Penitenciário Nacional;
Portaria ME/MJSP nº 21.073, de 2 de outubro de 2020 - Autoriza o Departamento Penitenciário Nacional a contratar por tempo determinado profissionais para atender necessidade temporária de excepcional interesse público, nos termos da alínea "n", do inciso VI, do art. 2º da Lei nº 8.745, de 1993.

21F0 Democratização do Acesso à Justiça e à Cidadania

1. Constituição da República Federativa do Brasil, de 1988: direitos individuais (Art. 5º Todos são iguais perante a lei, sem distinção de qualquer natureza, garantindo-se aos brasileiros e aos estrangeiros residentes no País a inviolabilidade do direito à vida, à liberdade, à igualdade, à segurança e à propriedade...) e direitos sociais (Art. 6º São direitos sociais a educação, a saúde, a alimentação, o trabalho, a moradia, o transporte, o lazer, a segurança, a previdência social, a proteção à maternidade e à infância, a assistência aos desamparados, na forma desta Constituição.); direito ao meio ambiente (Art. 225 Todos têm direito ao meio ambiente ecologicamente equilibrado, bem de uso comum do povo e essencial à sadia qualidade de vida, impondo-se ao Poder Público e à coletividade o dever de defendê-lo e preservá-lo para as presentes e futuras gerações); e direitos indígenas (Art. 231 São reconhecidos aos índios sua organização social, costumes, línguas, crenças e tradições, e os direitos originários sobre as terras que tradicionalmente ocupam, competindo à União demarcá-las, proteger e fazer respeitar todos os seus bens..., e Art. 232 Os índios, suas comunidades e organizações são partes legítimas para ingressar em juízo em defesa de seus direitos e interesses, intervindo o Ministério Público em todos os atos do processo).
2. Lei nº 8.069 de 13 de julho de 1990
3. Lei Complementar nº 80, de 12 de janeiro de 1994
4. Lei nº 10.406, de 10 de janeiro de 2002
5. Lei nº 10.741, de 1 de outubro de 2003
6. Lei nº 11.340, de 7 de agosto de 2006
7. Lei nº 12.288, de 20 de julho de 2010
8. Lei nº 12.852, de 5 de agosto de 2013
9. Lei nº 13.019, de 31 de julho de 2014
10. Lei nº 13.105, de 16 de março de 2015
11. Lei nº 13.140, de 26 de junho de 2015
12. Lei nº1 13.431, de 4 de abril de 2017
13. Lei nº 6.001, de 19 de dezembro de 1973
14. Lei nº 6.938, de 31 de agosto de 1981
15. Lei nº 12.990, de 9 de junho de 2014
16. Decreto-Lei nº 4.657, de 4 de setembro de 1942
17. Decreto nº 6.044, de 12 de fevereiro de 2007
18. Decreto nº 10.770, de 17 de agosto de 2021
19. Decreto nº 11.348, de 1º de janeiro de 2023
20. Decreto nº 11.444, de 21 de março de 2023
21. Decreto nº 4.228, de 13 de maio de 2002
22. Decreto nº 10.932, de 10 de janeiro de 2022
23. Decreto nº 11.443, de 21 de março de 2023
24. Decreto nº 12.543, de 1º de julho de 2025.
25. Resolução CNJ nº 125, de 29 de novembro de 2010
26. Resolução nº 10, de 17 de outubro de 2018
27. Recomendação nº 90, de 02 de março de 2021
28. Protocolo de Intenções para o Plano Nacional Defensoria em Todos os Cantos, entre o Ministério da Justiça e Segurança Pública em parceria com a Associação Nacional das Defensoras e Defensores Públicos (ANADEP), Conselho Nacional das Defensoras e Defensores Públicos-Gerais (Condege), Associação Nacional das Defensoras e Defensores Públicos Federais (ANADEF) e Defensoria Pública da União (DPU)

21HU Promoção e Proteção de Direitos em Ambiente Digital

Constituição Brasileira de 1988. Lei nº 8.069, de 13 de julho de 1990 - Dispõe sobre o Estatuto da Criança e do Adolescente e dá outras providências. Lei nº 8.078, de 11 de setembro de 1990 - Dispõe sobre a proteção do consumidor e dá outras providências. Lei nº 12.965, de 23 de abril de 2014 - Estabelece princípios, garantias, direitos e deveres para o uso da Internet no Brasil. Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais (LGPD). Decreto nº 11.348, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança, Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança

2334 Proteção e Defesa do Consumidor

• CF/88 - Art 170, inciso V
• Lei 8.078/1990;
• Lei 9.609/1998;
• Lei 9.610/1998;
• Lei 10.742/2003;
• Lei nº 13.971/2019;
• Lei 13.844/2019;
• Lei 14.034/2020;
• Lei 14.046/2020;
• Lei 14.802/2024 – PPA 2024/2027
• Decreto 2.181/1997;
• Decreto 6.523/2008;
• Decreto 7.962/2013;
• Decreto 7.963/2013;
• Decreto 9.756/2019;
• Decreto 9.875/2019;
• Decreto 9.882/2019;
• Decreto 9.662/2019;
• Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional
• Decreto 10.197/2020;
• Decreto nº 10.321/20;
• Decreto nº 10.887, de 7 de dezembro de 2021
• Decreto nº11.348//2023 - Estrutura do MJSP
• Decreto nº 11.103/2022
• Decreto nº 12.543/2025
• Portaria Gab-Senacon 07/2016;
• Portaria Gab-Senacon 24/2019;
• Portaria Gab-Senacon n.º 12/2020;
• Portaria Gab-Senacon n.º 12/2021;
• Portaria Gag-Senacon 14/2020;
• Portaria Conjunta MJSP/MINFRA 03/2019;
• Portaria MJSP 1.387/2007;
• Portaria MJSP 329/2019;
• Portaria MJSP 618/2019;
• Portaria MJSP 156/2020;
• Portaria nº 232/2020.
• Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

2733 Qualificação e Democratização do Processo de Elaboração Normativa

Constituição Federal de 1988

Lei nº 14.600 de 19 de junho de 2023, que estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; altera as Leis nºs 9.984, de 17 de julho de 2000, 9.433, de 8 de janeiro de 1997, 8.001, de 13 de março de 1990, 14.204, de 16 de setembro de 2021, 11.445, de 5 de janeiro de 2007, 13.334, de 13 de setembro de 2016, 12.897, de 18 de dezembro de 2013, 8.745, de 9 de dezembro de 1993, 9.069, de 29 de junho de 1995, e 10.668, de 14 de maio de 2003;

Decreto nº 11.348/2023 de 1ª de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança.
Decreto nº 12.543/2025 Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

2F07 Antes que Aconteça - Apoio e Estruturação de Políticas para Mulheres

1. Constituição da República Federativa do Brasil, de 1988: direitos individuais (Art. 5º Todos são iguais perante a lei, sem distinção de qualquer natureza, garantindo-se aos brasileiros e aos estrangeiros residentes no País a inviolabilidade do direito à vida, à liberdade, à igualdade, à segurança e à propriedade...), direitos sociais (Art. 6º São direitos sociais a educação, a saúde, a alimentação, o trabalho, a moradia, o transporte, o lazer, a segurança, a previdência social, a proteção à maternidade e à infância, a assistência aos desamparados, na forma desta Constituição) e direitos trabalhistas (Art. 7º São direitos dos trabalhadores urbanos e rurais, além de outros que visem à melhoria de sua condição social (...) XX - proteção do mercado de trabalho da mulher, mediante incentivos específicos, nos termos da lei).
2. Lei nº 11.340, de 7 de agosto de 2006
3. Lei Complementar nº 80, de 12 de janeiro de 1994
4. Lei nº 10.406, de 10 de janeiro de 2002
5. Decreto-Lei nº 3.689, de 03 de outubro de 1941
6. Lei nº 13.104, de 09 de março de 2015
7. Lei nº 13.931, de 10 de dezembro de 2019
8. Lei nº 12.845, de 01 de agosto de 2013

Ação Orçamentária / Base Legal

9. Lei nº 13.642, de 03 de abril de 2018
10. Lei nº 14.188, de 28 de julho de 2021
11. Lei nº 14.847, de 25 de abril de 2024
12. Lei nº 11.431, de 08 de março de 2023
13. Lei nº 14.611, de 03 de julho de 2023
14. Lei nº 14.791, de 29 de dezembro de 2023
15. Decreto nº 12.543/2025 de 1º de julho de 2025
16. Portaria MJSP nº 911/2025, de 25 de março de 2025
17. Protocolo de Intenções CNJ e MJSP n. 002/2024, de 19 de junho de 2024 - Implementação e desenvolvimento do Programa "Antes que Aconteça"
18. Protocolo de Intenções CNMP e MJSP n. 003/2025, de 8 de abril de 2025 - Implementação e desenvolvimento do Programa "Antes que Aconteça"

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988;

Lei nº 14.133, de 1º de abril de 2021, Lei de Licitações e Contratos Administrativos;

Decreto-Lei nº 200/1967;

Decreto nº 10.835, de 14 de outubro DE 2021;

Decreto nº 11.348, de 2023;

Decreto nº 12.543, de 1º de junho de 2025; Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Instrução normativa nº 1, DE 4 de abril de 2019;

Instrução normativa nº 5, de 26 de maio de 2017.

30107 Departamento de Polícia Rodoviária Federal

00QV Indenização Pela Flexibilização Voluntária do Repouso Remunerado

LEI N° 13.712, de 24 DE AGOSTO DE 2018
PORTARIA MJSP Nº 130, DE 4 DE SETEMBRO DE 2018
PORTARIA MJSP Nº 157, DE 4 DE OUTUBRO DE 2022
INSTRUÇÃO NORMATIVA PRF Nº 108, DE 06 DE ABRIL DE 2023

154T Construção e Ampliação de Unidades Operacionais e Administrativas da PRF

Art. 144, II, § 2° da Constituição Federal de 1988 – Estabelece a PRF como órgão permanente da União e com objetivo de patrulhamento nas rodovias federais;
Lei Complementar de nº 121 de 09 de fevereiro de 2006 - Institui a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Lei n. 9.503 de 23 de setembro de 1997 - Código de Trânsito Brasileiro;
Lei n. 9.654 de 02 de junho de 1998 - Cria a carreira de Policial Rodoviário Federal;
Lei n. 9.883 de 07 de dezembro de 1999 - Cria o Sistema Brasileiro de Inteligência;
Lei nº 13.344 de 06 de outubro 2016 - Dispõe sobre prevenção e repressão ao tráfico interno e internacional de pessoas e sobre medidas de atenção às vítimas;
Lei nº 13.431, de 4 de abril de 2017 - estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Lei n º 13.614 de 11 de janeiro de 2018 - Cria o plano Nacional de Redução de Mortes e Lesões no Trânsito – Pnatrans;
Lei nº 13.675 de 11 de junho 2018 – Institui o Sistema único de Segurança Pública (Susp) e cria a Política Nacional de Segurança pública e Defesa Social;
Lei nº 13.756 de 12 de dezembro de 2018 - Dispõe sobre o Fundo Nacional de Segurança Pública;
Lei nº 14.802 de 10 de janeiro de 2024 - Institui o Plano Plurianual para o período de 2024 a 2027
Decreto nº 1.655 de 03 de outubro 1995 - Define a competência da Polícia Rodoviária Federal;
Decreto nº 3.229 de 29 de outubro 1999 Promulga a Convenção Interamericana contra a Fabricação e o Tráfico Ilícitos de Armas de Fogo, Munições, explosivos e outros Materiais Correlatos;
Decreto nº 3.695 de 21 de dezembro de 2000 - Cria o Subsistema de Inteligência de Segurança Pública;
Decreto nº 5.480 de 30 de junho de 2005 - Dispõe sobre o Sistema de Correição do Poder Executivo Federal;
Decreto nº 8.614 22 de dezembro de 2015 - Regulamenta a Lei Complementar de nº 121 de 09 de fevereiro de 2006 para instituir a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Decreto nº 8.903 de 16 de novembro de 2016 - Institui o Programa de Proteção Integrada de Fronteiras;
Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da administração pública federal direta, autárquica e fundacional
Decreto nº 9.603 de 10 de dezembro de 2018 - Regulamenta a Lei nº 13.431, de 4 de abril de 2017, que estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Decreto nº 10.822, de 2021 - Institui o Plano Nacional de Segurança Pública e Defesa Social 2021-2030;
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada.
Decreto nº 11.348, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança
Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria MJSP nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública.

166N Construção da Universidade Corporativa da PRF

Art. 144, II, § 2° da Constituição Federal de 1988 – Estabelece a PRF como órgão permanente da União e com objetivo de patrulhamento nas rodovias federais;
Lei Complementar de nº 121 de 09 de fevereiro de 2006 - Institui a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Lei n. 9.503 de 23 de setembro de 1997 - Código de Trânsito Brasileiro;
Lei n. 9.654 de 02 de junho de 1998 - Cria a carreira de Policial Rodoviário Federal;
Lei n. 9.883 de 07 de dezembro de 1999 - Cria o Sistema Brasileiro de Inteligência;
Lei nº 13.344 de 06 de outubro 2016 - Dispõe sobre prevenção e repressão ao tráfico interno e internacional de pessoas e sobre medidas de atenção às vítimas;
Lei nº 13.431, de 4 de abril de 2017 - estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Lei n º 13.614 de 11 de janeiro de 2018 - Cria o plano Nacional de Redução de Mortes e Lesões no Trânsito – Pnatrans;
Lei nº 13.675 de 11 de junho 2018 – Institui o Sistema único de Segurança Pública (Susp) e cria a Política Nacional de Segurança pública e Defesa Social;
Lei nº 13.756 de 12 de dezembro de 2018 - Dispõe sobre o Fundo Nacional de Segurança Pública;
Lei nº 14.802 de 10 de janeiro de 2024 - Institui o Plano Plurianual para o período de 2024 a 2027
Decreto nº 1.655 de 03 de outubro 1995 - Define a competência da Polícia Rodoviária Federal;
Decreto nº 3.229 de 29 de outubro 1999 Promulga a Convenção Interamericana contra a Fabricação e o Tráfico Ilícitos de Armas de Fogo, Munições, explosivos e outros Materiais Correlatos;
Decreto nº 3.695 de 21 de dezembro de 2000 - Cria o Subsistema de Inteligência de Segurança Pública;
Decreto nº 5.480 de 30 de junho de 2005 - Dispõe sobre o Sistema de Correição do Poder Executivo Federal;
Decreto nº 8.614 22 de dezembro de 2015 - Regulamenta a Lei Complementar de nº 121 de 09 de fevereiro de 2006 para instituir a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Decreto nº 8.903 de 16 de novembro de 2016 - Institui o Programa de Proteção Integrada de Fronteiras;
Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da administração pública federal direta, autárquica e fundacional
Decreto nº 9.603 de 10 de dezembro de 2018 - Regulamenta a Lei nº 13.431, de 4 de abril de 2017, que estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Decreto nº 10.822, de 2021 - Institui o Plano Nacional de Segurança Pública e Defesa Social 2021-2030;
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada.
Decreto nº 11.348, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança
Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria MJSP nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública.

2000 Administração da Unidade

Art. 144, II, § 2° da Constituição Federal de 1988 – Estabelece a PRF como órgão permanente da União e com objetivo de patrulhamento nas rodovias federais;
Lei Complementar de nº 121 de 09 de fevereiro de 2006 - Institui a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Lei n. 9.503 de 23 de setembro de 1997 - Código de Trânsito Brasileiro;
Lei n. 9.654 de 02 de junho de 1998 - Cria a carreira de Policial Rodoviário Federal; Lei n. 9.883 de 07 de dezembro de 1999 - Cria o Sistema Brasileiro de Inteligência;
Lei nº 13.344 de 06 de outubro 2016 - Dispõe sobre prevenção e repressão ao tráfico interno e internacional de pessoas e sobre medidas de atenção às vítimas;
Lei nº 13.431, de 4 de abril de 2017 - estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência; Lei n º 13.614 de 11 de janeiro de 2018 - Cria o plano Nacional de Redução de Mortes e Lesões no Trânsito – Pnatrans;
Lei nº 13.675 de 11 de junho 2018 – Institui o Sistema único de Segurança Pública (Susp) e cria a Política Nacional de Segurança pública e Defesa Social; Lei nº 13.756 de 12 de dezembro de 2018 - Dispõe sobre o Fundo Nacional de Segurança Pública;
Lei nº 14.802 de 10 de janeiro de 2024 - PPA 2024/2027;
Decreto nº 1.655 de 03 de outubro 1995 - Define a competência da Polícia Rodoviária Federal;
Decreto nº 3.229 de 29 de outubro 1999 Promulga a Convenção Interamericana contra a Fabricação e o Tráfico Ilícitos de Armas de Fogo, Munições, explosivos e outros Materiais Correlatos;
Decreto nº 3.695 de 21 de dezembro de 2000 - Cria o Subsistema de Inteligência de Segurança Pública; Decreto nº 5.480 de 30 de junho de 2005 - Dispõe sobre o Sistema de Correição do Poder Executivo Federal;
Decreto nº 8.614 22 de dezembro de 2015 - Regulamenta a Lei Complementar de nº 121 de 09 de fevereiro de 2006 para instituir a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Decreto nº 8.903 de 16 de novembro de 2016 - Institui o Programa de Proteção Integrada de Fronteiras;
Decreto nº 9.603 de 10 de dezembro de 2018 - Regulamenta a Lei nº 13.431, de 4 de abril de 2017, que estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Decreto nº 10.365 de 22 de maio de 2020;
Decreto nº 10.822, de 2021 - Institui o Plano Nacional de Segurança Pública e Defesa Social 2021-2030
Decreto nº 11.348 de 1º de janeiro de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 18, §§ 8º e 9º da LDO-2023.

2723 Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção

Art. 144, II, § 2° da Constituição Federal de 1988 – Estabelece a PRF como órgão permanente da União e com objetivo de patrulhamento nas rodovias federais;
Lei Complementar de nº 121 de 09 de fevereiro de 2006 - Institui a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Lei n. 9.503 de 23 de setembro de 1997 - Código de Trânsito Brasileiro;
Lei n. 9.654 de 02 de junho de 1998 - Cria a carreira de Policial Rodoviário Federal;
Lei n. 9.883 de 07 de dezembro de 1999 - Cria o Sistema Brasileiro de Inteligência;
Lei nº 13.344 de 06 de outubro 2016 - Dispõe sobre prevenção e repressão ao tráfico interno e internacional de pessoas e sobre medidas de atenção às vítimas;
Lei nº 13.431, de 4 de abril de 2017 - estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Lei n º 13.614 de 11 de janeiro de 2018 - Cria o plano Nacional de Redução de Mortes e Lesões no Trânsito – Pnatrans;
Lei nº 13.675 de 11 de junho 2018 – Institui o Sistema único de Segurança Pública (Susp) e cria a Política Nacional de Segurança pública e Defesa Social;
Lei nº 13.756 de 12 de dezembro de 2018 - Dispõe sobre o Fundo Nacional de Segurança Pública;
Lei nº 14.802 de 10 de janeiro de 2024 - Institui o Plano Plurianual para o período de 2024 a 2027
Decreto nº 1.655 de 03 de outubro 1995 - Define a competência da Polícia Rodoviária Federal;
Decreto nº 3.229 de 29 de outubro 1999 Promulga a Convenção Interamericana contra a Fabricação e o Tráfico Ilícitos de Armas de Fogo, Munições, explosivos e outros Materiais Correlatos;
Decreto nº 3.695 de 21 de dezembro de 2000 - Cria o Subsistema de Inteligência de Segurança Pública;
Decreto nº 5.480 de 30 de junho de 2005 - Dispõe sobre o Sistema de Correição do Poder Executivo Federal;
Decreto nº 8.614 22 de dezembro de 2015 - Regulamenta a Lei Complementar de nº 121 de 09 de fevereiro de 2006 para instituir a Política Nacional de Repressão ao Furto e Roubo de Veículos e Cargas e para disciplinar a implantação do Sistema Nacional de Prevenção, Fiscalização e Repressão ao Furto e Roubo de Veículos e Carga;
Decreto nº 8.903 de 16 de novembro de 2016 - Institui o Programa de Proteção Integrada de Fronteiras;
Decreto nº 9.203, de 22 de novembro de 2017 - Dispões sobre a política de governança da administração pública federal direta, autárquica e fundacional
Decreto nº 9.603 de 10 de dezembro de 2018 - Regulamenta a Lei nº 13.431, de 4 de abril de 2017, que estabelece o sistema de garantia de direitos da criança e do adolescente vítima ou testemunha de violência;
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada.
Decreto nº 10.822, de 2021 - Institui o Plano Nacional de Segurança Pública e Defesa Social 2021-2030;
Decreto nº 11.348, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança
Decreto nº 12.543, 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria MJSP nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988;
Lei nº 14.802 de 10 de janeiro de 2024 - PPA 2024/2027;
Decreto n. 6.555 de 2008 (Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências);
Decreto nº 11.529, de 16 de maio de 2023 (Institui o Sistema de Integridade, Transparência e Acesso à Informação da Administração Pública Federal).

Ação Orçamentária / Base Legal

30108 Departamento de Polícia Federal

00UI Indenização pela Disponibilização Voluntária Durante o Repouso Remunerado

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023; e

Portaria MJSP nº 186, de 22 de setembro de 2022 - Regulamenta a indenização prevista no inciso III do art. 5º da Lei Complementar nº 89, de 18 de fevereiro de 1997.

0122 Contribuição à Organização Internacional de Polícia Criminal - INTERPOL (MJ)

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023;

Pareceres nº 41/2013 CONJUR/CGDI; nº 246/2012 CONJUR/MRE; nº 0259 – 6.9/2013/GCG/CONJUR-MP/CGU/AGU; e nº 103/2013/CEP/CONJUR-MJ/CGU/AGU; e

NOTAS nº 010/2013/DECOR/AGU/AGU; Nº 1246 - 6.9 / 2013/PFF/CONJUR-MP/CGU/AGU e n. 3081 - 6.8/2014/PFF/CGJOE/CONJUR-MP/CGU/AGU

155H Construção da Delegacia de Juiz de Fora/MG

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências
Lei n º 14.802, de 10 de janeiro de 2024 . institui o Plano Plurianual da União para o período de 2024 a 2027 - PPA 2024-2027

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

15F9 Aprimoramento da Infraestrutura da Polícia Federal

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

15WH Construção da Superintendência Regional em Minas Gerais

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

15WI Construção da Superintendência Regional no Piauí-PI

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Lei nº. 14.802 de janeiro de 2024 -institui o Plano Plurianual da União para o período de 2024 a 2027 - PPA 2024-2027

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

15XA Ampliação da Superintendência da Polícia Federal no Ceará

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Lei nº. 14.802 de janeiro de 2024 -institui o Plano Plurianual da União para o período de 2024 a 2027 - PPA 2024-2027

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

15XB Construção do Instituto Nacional de Identificação - INI/DPA/PF

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Ação Orçamentária / Base Legal

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Lei nº. 14.802 de janeiro de 2024 -institui o Plano Plurianual da União para o período de 2024 a 2027 - PPA 2024-2027

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

15XE Construção da Superintendência da Polícia Federal em Sergipe

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Lei nº. 14.802 de janeiro de 2024 -institui o Plano Plurianual da União para o período de 2024 a 2027 - PPA 2024-2027

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

2000 Administração da Unidade

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;

Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol, alterado pelo Decreto nº10.895/2021;

Decreto nº 10.835, de 14 de outubro de 2021, que dispõe sobre as cessões e as requisições de pessoal em que a administração pública federal, direta e indireta, seja parte.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança; e

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei nº 5.809, de 10 de outubro de 1972, que dispõe sobre a retribuição e direitos do pessoal civil e militar em serviço da União no exterior, e dá outras providências (art. 8º e 45-A);

Lei nº 8.112, de 11 de dezembro de 1990. que dispõe sobre o regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais (art. 60-A a 60-E);

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança; e

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

2586 Manutenção do Sistema de Emissão de Passaporte, Controle do Tráfego Internacional e de Registros de Estrangeiros

Constituição Federal: art. 144, § 1º A polícia federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;
Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências.

Lei 10.351, de 26 de dezembro de 2001, que abre ao Orçamento Fiscal da União, em favor de Encargos Financeiros da União, crédito especial de R$ 3.642.611.000,00, para os fins que especifica.

Lei nº 13.445/2017 - Institui a Lei de Migração.

Decreto nº 1.983, de 1996 - Institui o o Programa de Modernização, Agilização, Aprimoramento e Segurança da Fiscalização do Tráfego Internacional e do Passaporte Brasileiro - PROMASP;

Decreto nº 2.381, de 12 de novembro de 1997 - Regulamenta o FUNAPOL, alterado pelo Decreto nº 10.895/2021;

Decreto nº 8.903 de 16 de novembro de 2016, alterado pelo decreto Decreto 9.818 de 03 de junho de 2019, que institui o Programa de Proteção Integrada de Fronteiras e organiza a atuação de unidades da administração pública federal para sua execução.

Decreto nº 9.199/2017 - Regulamenta a Lei nº 13.445, de 24 de maio de 2017, que institui a Lei de Migração.

Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;

Decreto nº 12.543, 1º de julho de 2025 -Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023.

2726 Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União

Constituição Federal: art. 144, § 1º A Polícia Federal, instituída por lei como órgão permanente, organizado e mantido pela União e estruturado em carreira, destina-se a: (Redação dada pela Emenda Constitucional nº 19, de 1998);

Lei Complementar nº 89, de 18 de fevereiro de 1997 - institui o Funapol;
Lei nº 14.369, de 15 de junho de 2022 - Altera a Lei Complementar nº 89, de 18 de fevereiro de 1997, que institui o Fundo para Aparelhamento e Operacionalização das Atividades-fim da Polícia Federal - FUNAPOL, e dá outras providências;
Lei nº 7.560, de 19 de dezembro de 1986 - institui o Fundo Nacional Antidrogas (Funad);
Lei 10.351, de 26 de dezembro de 2001, que abre ao Orçamento Fiscal da União, em favor de Encargos Financeiros da União, crédito especial no valor de R$ 3.642.611.000,00, para os fins que especifica.

Decreto Nº 93.872, de 23 de dezembro de 1986, Art. 47, com redação dada pelo Decreto nº 11.965, de 2024;
Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIAS;
Decreto nº 2.381, de 12 de novembro de 1997 - regulamenta o Funapol;
Decreto 4.262/02 - Regulamenta a Lei no 10.357, de 27 de dezembro de 2001, que estabelece normas de controle e fiscalização sobre produtos químicos que direta ou indiretamente possam ser destinados à elaboração ilícita de substâncias entorpecentes, psicotrópicas ou que determinem dependência física ou psíquica, e dá outras providências;
Decreto nº 6.869, de 04 de junho de 2009 - Dispõe sobre a coordenação e articulação dos órgãos federais, bem como sobre os níveis de proteção dos navios e das instalações portuárias, da adoção de medidas de proteção aos navios e instalações portuárias, e institui a Rede de Alarme e Controle dos Níveis de Proteção de Navios e Instalações Portuárias, e dá outras providências;
Decreto nº 8.903 de 16 de novembro de 2016, alterado pelo decreto Decreto 9.818 de 03 de junho de 2019, que institui o Programa de Proteção Integrada de Fronteiras e organiza a atuação de unidades da administração pública federal para sua execução;
Decreto nº 9.861, de 25 de junho de 2019 - Dispõe sobre a Comissão Nacional de Segurança Pública nos Portos, Terminais e Vias Navegáveis e sobre as Comissões Estaduais de Segurança Pública nos Portos, Terminais e Vias Navegáveis;
Decreto nº 9.988, de 26 de agosto de 2019 - Promulga o texto atualizado da Convenção Internacional para a Salvaguarda da Vida Humana no Mar;
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada;
Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança;
Decreto nº 12.543, 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

Portaria MSP nº 155, de 27 de setembro de 2018 - Regimento Interno da PF, alterada pela Portaria MJSP nº 265, de 3 de janeiro de 2023;
Portaria MJSP nº 204, de 21 de outubro de 2022, que estabelece procedimentos para o controle e a fiscalização de produtos químicos e define os produtos químicos sujeitos a controle pela Polícia Federal.
Portaria MJSP nº 223, de 21 de novembro de 2022, Altera a Portaria MJSP nº 204, de 21 de outubro de 2022, que estabelece procedimentos para o controle e a fiscalização de produtos químicos e define os produtos químicos sujeitos a controle pela Polícia Federal.
Portaria MJSP nº 30, de 29 de janeiro de 2020, publicada no Diário Oficial da União nº 21, de 30 de janeiro de 2020, seção 1, páginas 91 e 92 (Regimento Interno da Conportos);
Portaria MJSP Nº 495, de 17 de novembro de 2021, que dispõe sobre as peculiaridades para a concessão, aplicação e comprovação do uso adequado de suprimento de fundos, e disciplina o uso do Cartão de Pagamento do Governo Federal - CPGF no âmbito do Ministério da Justiça e Segurança Pública;

Resolução Conportos nº 53, de 04 de setembro de 2020, publicada no Diário Oficial da União nº 172, Seção 1, página 49, em 08 de setembro de 2020;

Instrução Normativa Nº 166/2020-DG/PF, que dispõe sobre a fiscalização e o controle dos produtos e insumos químicos;
Instrução Normativa Nº 215-DG/PF, de 23 de dezembro de 2021, que regulamenta a concessão, a aplicação e a comprovação de Suprimento de Fundos para custeio de despesas decorrentes das atividades peculiares à Polícia Federal em Regime Especial de Execução e de Pequeno Vulto;
Instrução Normativa Nº 216-DG/PF, de 13 de janeiro de 2022, que regulamenta a atividade de Inteligência Policial da Polícia Federal; e) Decreto nº 3.518, de 20 de junho de 2000, que regulamenta o Programa Federal de Assistência a Vítimas e a Testemunhas Ameaçadas, instituído pelo art. 12 da Lei no 9.807, de 13 de julho de 1999, e dispõe sobre a atuação da Polícia Federal nas hipóteses previstas nos arts. 2o, § 2o, 4o, § 2o, 5o, § 3o, e 15 da referida Lei.

30211 Conselho Administrativo de Defesa Econômica - Cade

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Lei nº 13.502, de 1° de novembro de 2017; Decreto nº 8.817, de 21 de julho de 2016, anexo I, arts. 1º e 31; Parecer CONJUR/CGDI nº 35/2014, do MRE, de 21 de janeiro de 2014; Ofício nº SGEX/COF/CORG/AEFI OCDE, de 19 de dezembro de 2014; Ofício nº 51/2015/SEAIN-MP, de 06 de maio de 2015; Acordo de Cooperação firmado entre o Brasil e a OCDE, de 3 de junho de 2015 e Ofício nº COF/CORG/AEFI/MRE, de 16 de julho de 2015.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Ação Orçamentária / Base Legal

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 18, §§ 8º e 9º da LDO-2023.

2807 Promoção e Defesa da Concorrência

A proteção da ordem econômica está fundamentada no artigo 170 da Constituição Federal. A defesa da concorrência no Brasil é atribuição do Sistema Brasileiro de Defesa da Concorrência, regido pela Lei n° 12.529, de 30 de novembro de 2011. A referida lei disciplina, ainda, tanto a estrutura do Sistema Brasileiro de Defesa da Concorrência, quanto suas competências, dentre elas, a de instrução e julgamento de atos de concentração e processos administrativos. O Decreto nº 9.011, de 23 de março de 2017, aprova a Estrutura Regimental da autarquia.

30212 Autoridade Nacional de Proteção de Dados - ANPD

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990. que dispõe sobre o regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais (art. 60-A a 60-E);

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIA

21D5 Gestão de Políticas de Proteção de Dados

Art. 5°, inciso LXXIX da Constituição Federal de 1988
Lei n° 13.709, de 14 de agosto de 2018 - LGPD
Lei nº 14.600, de 19 de junho de 2023 - art. 35. - XXIII
Lei nº 14.802 de 10 de janeiro de 2024 - Institui o Plano Plurianual da União para o período de 2024 a 2027.
Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional
Decreto nº11.348, de 1º de janeiro de 2023 - Estrutura atual do MJSP
Decreto nº 12.543, de 1º de junho de 2025; Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

30905 Fundo de Defesa de Direitos Difusos

6067 Apoio e Fomento a Projetos de Defesa de Direitos Difusos

• CF/88 - Art .170, incisos IV, V e VII

• Lei 7.347/1985;

• Lei 9.008/1995;

• Lei nº 13.019/2014

• Lei 13.844/2019;

• Lei 14.600/2023

• Lei 14.802/2024 (PPA 2024-2027)

• Decreto 1.306/1994;

• Decreto nº 8.726/2016

• Decreto nº 9.203 de 22 de novembro de 2017 - Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional

• Decreto nº 10.073/2019;

• Decreto nº 10.321/2020;

• Decreto nº 10.426/2020

Decreto 11.103/2022

Decreto 11.271/2022

Decreto 11.531/2023

• Decreto nº 11.348//2023 - Estrutura do MJSP

Decreto nº 12.543, de 1º de junho de 2025; Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.

• Instrução Normativa MGI Nº 29/2023

• Portaria Conjunta MGI/MF/CGU nº 33/2023

Portaria Conjunta MGI/MF/CGU nº 29/2024

• Portaria MJ 905/2017;

• Portaria MJ 2.314/2018;

• Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

- ADPF 944

30907 Fundo Penitenciário Nacional

00CA Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI

Lei nº 11.530, de 24 de outubro de 2007 - Programa Nacional de Segurança Pública com Cidadania (PRONASCI);
Lei nº 13.756, de 12 de dezembro de 2018 - Fundo Nacional de Segurança Pública (FNSP);
Lei nº 14.802, de 10 de janeiro de 2024 -Institui o Plano Plurianual da União para o período de 2024 a 2027;
Lei complementar n° 79/1994 – Cria o Fundo Penitenciário Nacional; e
Decreto nº 11.436, de 15 de março de 2023 - Regulamenta a Lei nº 11.530/2007 e estabelece os eixos prioritários para a execução do Programa no biênio 2023-2024.
Decreto nº 9203, de 22 de novembro de 2017- Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional;
Portaria do Ministro nº 2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

00R3 Transferências aos Entes Federativos para Aprimoramento do Sistema Penitenciário Nacional

Lei nº 7.210, de 11 de julho de 1984;
Lei nº 13.500, de 26 de outubro de 2017;
Lei 13.844 de 18 de junho de 2019
Lei 14.214, de 6 de outubro de 2021
Lei 14.802, de 10 de janeiro de 2024 - Institui o Plano Plurianual da União para o período de 2024 a2027.
Lei Complementar nº 79, de 07 de janeiro de 1994.
Decreto nº 9203, de 22 de novembro de 2017- Dispõe sobre a política de governança da Administração Pública Federal Direta, autárquica e fundacional;
Portaria do Ministro nº 2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

164C Construção da Academia Nacional de Polícia Penal - SENAPPEN

Lei Complementar nº 79 de 7 de janeiro de 1994.
Lei 14.802 de 10/01/2024 que institui PPA 2024-2027
Decreto nº 6.049 de 27 de fevereiro de 2007;
Decreto nº 9.203 de 22 de novembro de 2017
Portaria MJ nº 3.123 de 3 de dezembro de 2012.
Portaria do Ministro nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

2000 Administração da Unidade

Lei nº 4.320, de 17 de março de 1964;
Lei 7.210, de 11 de julho de 1984;
Lei 8.112, de 11 de dezembro de 1990;
Lei nº 14.133, de 1º de abril de 2021;
Lei Complementar 79, de 07 de janeiro de 1994;
Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Decreto nº 1.093, de 23 e março de 1994;
Decreto nº 4.004, de 8 de novembro de 2001;
Decreto nº 5.992, de 19 de dezembro de 2006;
Decreto nº 9203, de novembro de 2017;
Decreto nº 9.662, de 1º de janeiro de 2019
Portaria MJ n° 3.123, de 3 de dezembro de 2012 - Cria a Espen
Portaria nº 199, de 9 de novembro de 2018 (Aprova o Regimento Interno do Departamento Penitenciário Nacional)
Portaria do Ministro nº2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990. que dispõe sobre o regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais (art. 60-A a 60-E);

Decreto-Lei 200/1967 - DISPÕE SOBRE A ORGANIZAÇÃO DA ADMINISTRAÇÃO FEDERAL, ESTABELECE DIRETRIZES, PARA A REFORMA ADMINISTRATIVA, E DA OUTRAS PROVIDÊNCIA

Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021

21BP Aprimoramento do Sistema Penitenciário Nacional e Incentivo ao Desenvolvimento da Inteligência Penitenciária

Constituição Federal, de 5 de outubro de 1988;
Lei Complementar nº 79, de 07 de janeiro de 1994;
Lei Complementar nº 119, de 19 de outubro de 2005;
Lei nº 7.210, de 11 de julho de 1984;
Lei nº 7.209, de 11 de julho de 1984;
Lei nº 8.072, de 25 de julho de 1990;
Lei nº 8.742, de 7 de dezembro de 1993;
Lei nº 8.745, de 9 de dezembro de 1993;
Lei nº 9.099, de 26 de setembro de 1995;
Lei nº 9.394, de 20 de dezembro de 1996
Lei nº 9.714, de 25 de novembro de 1998;
Le nº 9.807, de 13 de julho de 1999;
Lei nº 9.883, de 7 de dezembro de 1999;
Lei nº 9.983, de 14 de julho de 2000;
Lei nº 10.259, de 12 de julho de 2001;
Lei nº 11.340, de 7 de agosto de 2006
Lei nº 11.343, de 23 de agosto de 2006;
Lei nº 11.671, de 8 de maio de 2008;
Lei nº 12.258, de 15 de junho de 2010;
Lei nº 12.403, de 4 de maio de 2011;
Lei nº 13.460, de 26 de junho de 2017
Lei nº 13.500, de 26 de outubro de 2017;
Lei nº 13.675, de 11 de junho de 2018;
Lei nº 13.964, de 24 de dezembro de 2019;
Decreto nº 4.376, de 13 de setembro de 2002;
Decreto nº 6.049, de 27 de fevereiro de 2007;
Decreto nº 7.626, de 24 de novembro de 2011;
Decreto n° 9.492, de 5 de setembro de 2018;
Decreto n° 9.871, de 27 de junho de 2019;
Decreto nº 10.770, de 17 de agosto de 2021;
Decreto n° 10.822, de 28 de setembro de 2021;
Portaria Interministerial nº 1.777 de 09 de setembro de 2003;
Portaria Interministerial n° 1, de 2 de janeiro de 2014;
Portaria Interministerial n° 210, de 16 de janeiro de 2014;
Portaria Interministerial nº 424, de 30 de dezembro de 2016;
Portaria MJSP n° 2.594, d e24 de novembro de 2011;
Portaria nº 199, de 9 de novembro de 2018;
Portaria ME/MJSP nº 21.073, de 2 de outubro de 2020 e
ADPF 347, de 9 de setembro de 2015.
Decreto nº 11.765, de 1º de novembro de 2023

30911 Fundo Nacional de Segurança Pública

00CA Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI

Lei nº 11.530, de 24 de outubro de 2007 - Programa Nacional de Segurança Pública com Cidadania (PRONASCI);
Lei nº 13.756, de 12 de dezembro de 2018 - Fundo Nacional de Segurança Pública (FNSP);
Lei nº 14.802, de janeiro de 2024 - Institui o Plano Plurianual da União para o período de 2024 a 2027; e
Decreto nº 11.436, de 15 de março de 2023 - Regulamenta a Lei nº 11.530/2007 e estabelece os eixos prioritários para a execução do Programa no biênio 2023-2024.
Portaria do Ministro nº2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

00R2 Aprimoramento da Segurança Pública Nacional

Ação Orçamentária / Base Legal

Lei nº 8.069, de 13 de julho de 1990 (dispõe sobre o estatuto da criança e do adolescente e dá outras providências);
Lei nº 10.741, de 1º de outubro de 2003 (dispõe sobre o estatuto do idoso e dá outras providências);
Lei nº 10.826, de 22 de dezembro de 2003 (Sinarm);
Lei nº 11.343, de 23 de agosto de 2006 (Sisnad);
Lei nº 11.340, de 07 de agosto de 2006 (Maria da Penha), alterada pela Lei n°14.550, de 19 abril de 2023;
Lei nº 11.473, de 10 de maio de 2007 (Cooperação Federativa);
Lei nº 11.530, de 24 de outubro de 2007 e alterações (PRONASCI);
Lei nº 11.707, de 19 de junho 2008 (PRONASCI);
Lei nº 12.681, de 04 de julho de 2012 (SINESP);
Lei nº 13.257, de 8 de março de 2016 - dispõe sobre as políticas públicas para a primeira infância);
Lei nº 13.718, de 24 de setembro de 2018 (Altera o Código Penal para tipificar os crimes de importunação sexual e de divulgação de cena de estupro)
Lei nº 12.850, de 2 de agosto de 2013 (ORCRIM);
Lei nº 13.104, de 09 de março de 2015 (Crime hediondo feminicídio);
Lei nº 13.675, de 11 de junho de 2018 (PNSPDS e Susp);
Lei nº 13.756, de 12 de dezembro de 2018 (FNSP);
Lei nº 13.812, 16 de março de 2019 (Política Nacional de Pessoas Desaparecidas);
Lei nº 13.964, de 24 de dezembro de 2019 (aperfeiço a legislação penal e processual penal);
Lei nº 14.132, de 31 de março de 2021 (Acrescenta ao Código Penal o crime de perseguição);
Lei nº 14.149, de 5 de maio de 2021 (Institui o Formulário Nacional de Avaliação de Risco, a ser aplicado à mulher vítima de violência doméstica e familiar);
Lei nº 14.316, de 29 de março de 2022 (Destina recursos do Fundo Nacional de Segurança Pública - FNSP para ações de enfrentamento da violência contra a mulher);
Lei nº 14.330, de 4 de maio de 2022 (Inclui o Plano Nacional de Prevenção e Enfrentamento à Violência contra a Mulher como instrumento de implementação da Política Nacional de Segurança Pública e Defesa Social -PNSPDS);
Lei nº 14.541, de 3 de abril de 2023 (Dispõe sobre a criação e o funcionamento ininterrupto de Delegacias Especializadas de Atendimento à Mulher.);
Lei nº 14.550, de 19 de abril de 2023 (Altera a Lei nº 11.340, de 7 de agosto de 2006 (Lei Maria da Penha), para dispor sobre as medidas protetivas de urgência e estabelecer que a causa ou a motivação dos atos de violência e a condição do ofensor ou da ofendida não excluem a aplicação da Lei.);
Lei nº 14.802, de 10 de janeiro de 2024 - PPA 2024-2027;
Decreto nº 3.695, de 21 de dezembro de 2000 (SISP);
Decreto nº 8.903, de 16 de novembro de 2016 (institui o Programa de Proteção Integrada de Fronteiras e organiza a atuação de unidades da administração pública federal para sua execução);
Decreto nº 9.489, de 30 de agosto de 2018 (Regulamenta PNSPDS);
Decreto nº 9.609 de 12 de dezembro de 2018 (Conselho Gestor do FNSP)
Decreto nº 10.622, de 9 de fevereiro de 2021 (Institui o Comitê Gestro da Política Nacional de Pessoas Desaparecidas);
Decreto nº 10.711, de 2 de junho de 2021 (SINAB);
Decreto nº 10.770, de 17 de agosto de 2021 (institui a agenda transversal e multissetorial da primeira infância);
Decreto nº 10.822, de 28 de setembro de 2021 (institui o Plano Nacional de Segurança Pública);
Decreto nº 11.348, de 01 janeiro de 2023 (Estrutura Regimental do MJSP);
Decreto nº 11.436 de 15 de março de 2023 (Regulamenta a Lei nº 11.530, de 24 de outubro de 2007, para estabelecer os eixos prioritários para a execução do Programa Nacional de Segurança Pública com Cidadania - Pronasci, no biênio 2023-2024, denominado Pronasci 2, e dispõe sobre o Projeto Bolsa-Formação.);
Decreto nº 11.615, de 21 de julho de 2023 (regulamenta a Lei nº 10.826, de 22 de dezembro de 2003, para estabelecer regras e procedimentos relativos à aquisição, ao registro, à posse, ao porte, ao cadastro e à comercialização nacional de armas de fogo, etc);
Decreto nº 11.640, de 16 de agosto de 2023 (Institui o Pacto Nacional de Prevenção aos Feminicídios);
Decreto nº 12.543/2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria SENASP nº 2 de 09 de janeiro de 2017 (Regulamenta contrato de repasse);
Portaria GSI nº 38 de 20 de abril de 2018 (Planejamento Estratégico PPIF);
Portaria MJSP nº 151 de 26 de setembro de 2018 (Regimento Interno SENASP);
Portaria nº 288 de 23 de janeiro de 2023 (Regulamenta estrutura MJSP);
Portaria nº 275, de 5 de julho de 2021 (dispõe sobre os critérios de rateio dos recursos do Fundo Nacional de Segurança Pública aos Estados e ao Distrito Federal na modalidade fundo a fundo);
Portaria MJSP nº 685, de 16 de maio de 2024 (regulamenta as áreas temáticas para uso eficiente dos recursos do Fundo Nacional de Segurança Pública, tranferidos na forma do Inciso I do art. 7º da Lei nº 13.756, de 12 de dezembro de 2018);
Portaria MJSP nº 772, de 11 de novembro de 2021 (procedimentos para transferência obrigatória de recursos do FNSP);
Portaria MJSP nº 833, de 24 de dezembro de 2024 (estabelece os percentuais de rateio e os valores de recursos estimados a serem transferidos do Fundo Nacional de Segurança Pública aos Fundos Estaduais e Distrital de Segurança Pública, na modalidade Fundo a Fundo, para o exercício 2025, e dá outras providências);
Portaria do Ministro nº 2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP
Resolução nº 1 de 15 de julho de 2009 (Regulamenta SISP).

00U1 Subvenção Econômica destinada à Aquisição e/ou Construção de Habitação para Profissionais da Segurança Pública - Programa Habite Seguro - Lei nº 14.312, de 14 de março de 2022

Lei nº 13.675, de 11 de junho de 2018 (PNSPDS);
Lei nº 13.756, de 12 de dezembro de 2018 (FNSP);
Lei nº 14.116, de 31 de dezembro de 2020 - Art. 12 inciso VII (LDO 2021);
Lei nº 14.312, de 14 de março de 2022 (Institui o Programa Habite Seguro);
Lei nº 14.802, de janeiro de 2024 – Institui o Plano Plurianual da União para o período de 2024 a 2027;
Decreto nº 9.489, de 30 de agosto de 2018 (Regulamenta, no âmbito da União, a Lei nº 13.675, de 11 de junho de 2018, para estabelecer normas, estrutura e procedimentos para a execução da Política Nacional de Segurança Pública e Defesa Social);
Decreto nº 10.793, de 13 de setembro de 2021 (Regulamenta o Programa Nacional de Apoio à Aquisição de Habitação para Profissionais da Segurança Pública - Programa Habite Seguro, e altera o Decreto nº 10.333, de 29 de abril de 2020, que aprova o Regulamento do Fundo de Desenvolvimento Social); e
Decreto nº 11.436, de 15 de março de 2023 (Regulamenta a Lei nº 11.530, de 24 de outubro de 2007 - PRONASCI).

00UZ Implementação de Iniciativas Voltadas ao Enfrentamento à Violência Contra Mulheres

Lei nº 11.340, de 7 de agosto de /2006 - Lei Maria da Penha;
Lei nº 13.675, de 11 de junho de 2018 (cria a Política Nacional de Segurança Pública e Defesa Social e institui o Sistema Único de Segurança Pública - SUSP);
Lei nº 13.756, de 12 de dezembro de 2018 (dispõe sobre o Fundo Nacional de Segurança Pública);
Lei nº 11.530, de 24 de outubro de 2007 (institui o Programa Nacional de Segurança Pública com Cidadania - Pronasci);
Lei nº 14.802, de janeiro de 2024 – Institui o Plano Plurianual da União para o período de 2024 a 2027;
Lei nº 14.899, de 17 de junho de 2024, plano de metas;
Decreto nº 11.436, de 15 de março de 2023 (estabelece os eixos prioritários do Pronasci 2);
Decreto nº 11.640, de 16 de agosto de 2023, Institui o Pacto Nacional de Prevenção aos Feminicídios.

00V0 Implantação de Centros Comunitários pela Vida - CONVIVE

Lei nº 13.675, de 11 de junho de 2018 (cria a Política Nacional de Segurança Pública e Defesa Social e institui o Sistema Único de Segurança Pública - SUSP);
Lei nº 13.756, de 12 de dezembro de 2018 (dispõe sobre o Fundo Nacional de Segurança Pública);
Lei nº 11.530, de 24 de outubro de 2007 (institui o Programa Nacional de Segurança Pública com Cidadania - Pronasci);
Lei nº 14.802, de janeiro de 2024 – Institui o Plano Plurianual da União para o período de 2024 a 2027;
Decreto nº 11.436, de 15 de março de 2023 (estabelece os eixos prioritários do Pronasci 2);
Portaria Interministerial nº 32/2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC.

15P9 Construção de Imóvel da Força Nacional de Segurança Pública

Lei nº 11.473, de 10 de maio de 2007 - Cooperação federativa;
Lei nº 13.500, de 26 de outubro de 2017 - Permite a prestação de serviços, em caráter excepcional e voluntário, à Secretaria Nacional de Segurança Pública (Senasp), na qual se inclui a Diretoria da Força Nacional de Segurança Pública (DFNSP);
Lei nº 13.756, de 12 de dezembro de 2018 - Fundo Nacional de Segurança Pública (FNSP);
Lei nº 13.844, de 18 de junho de 2019 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.
Lei nº 14.802, de 10 de janeiro de 2024 - PPA 2024-2027;
Decreto nº 5.289, de 29 de novembro de 2004 - Disciplina o programa de cooperação federativa denominado Força Nacional de Segurança Pública;
Decreto nº 11.348, de 1° de janeiro de 2023 - Estrutura Regimental MJSP;
Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria MJSP nº 151, de 26 de setembro de 2018 - Regimento Interno SENASP, que revogou a Portaria nº 1.151/2017;
Portaria SENASP nº 200, de 06 de novembro de 2018 - Diretriz Administrativa Operacional no âmbito da Diretoria da Força Nacional de Segurança Pública (DFNSP).
Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP

21BQ Implementação de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade

Lei nº 8.069, de 13 de julho de 1990 (dispõe sobre o estatuto da criança e do adolescente e dá outras providências);
Lei nº 10.741, de 1º de outubro de 2003 (dispõe sobre o estatuto do idoso e dá outras providências);
Lei nº 10.826, de 22 de dezembro de 2003 (Sinarm);
Lei nº 11.340, de 07 de agosto de 2006 (Maria da Penha), alterada pela Lei n°14.550, de 19 abril de 2023;
Lei nº 11.343, de 23 de agosto de 2006 (Sisnad);
Lei nº 11.473, de 10 de maio de 2007 (Cooperação Federativa);
Lei nº 11.530, de 24 de outubro de 2007 e alterações (PRONASCI);
Lei nº 11.707, de 19 de junho 2008 (PRONASCI);
Lei nº 12.681, de 04 de julho de 2012 (SINESP);
Lei nº 12.850, de 2 de agosto de 2013 (ORCRIM);
Lei nº 13.104, de 09 de março de 2015 (Crime hediondo feminicídio);
Lei nº 13.257, de 8 de março de 2016 - dispõe sobre as políticas públicas para a primeira infância);
Lei nº 13.675, de 11 de junho de 2018 (PNSPDS e Susp);
Lei nº 13.718, de 24 de setembro de 2018 (Altera o Código Penal para tipificar os crimes de importunação sexual e de divulgação de cena de estupro)
Lei nº 13.756, de 12 de dezembro de 2018 (FNSP);
Lei nº 13.812, 16 de março de 2019 (Política Nacional de Pessoas Desaparecidas);
Lei nº 13.964, de 24 de dezembro de 2019 (aperfeiçoa a legislação penal e processual penal);
Lei nº 14.132, de 31 de março de 2021 (Acrescenta ao Código Penal o crime de perseguição);
Lei nº 14.149, de 5 de maio de 2021 (Institui o Formulário Nacional de Avaliação de Risco, a ser aplicado à mulher vítima de violência doméstica e familiar);
Lei nº 14.312, de 14 de março de 2022 (Institui o Programa Habite Seguro);
Lei nº 14.316, de 29 de março de 2022 (Destina recursos do Fundo Nacional de Segurança Pública - FNSP para ações de enfrentamento da violência contra a mulher);
Lei nº 14.330, de 4 de maio de 2022 (Inclui o Plano Nacional de Prevenção e Enfrentamento à Violência contra a Mulher como instrumento de implementação da Política Nacional de Segurança Pública e Defesa Social -PNSPDS);
Lei nº 14.423 de 22 de julho de 2022 (Altera a Lei nº 10.741, de 1º de outubro de 2003, para substituir, em toda a Lei, as expressões “idoso” e “idosos” pelas expressões “pessoa idosa” e “pessoas idosas”, respectivamente.);
Lei nº 14.541, de 3 de abril de 2023 (Dispõe sobre a criação e o funcionamento ininterrupto de Delegacias Especializadas de Atendimento à Mulher.);
Lei nº 14.550, de 19 de abril de 2023 (Altera a Lei nº 11.340, de 7 de agosto de 2006 (Lei Maria da Penha), para dispor sobre as medidas protetivas de urgência e estabelecer que a causa ou a motivação dos atos de violência e a condição do ofensor ou da ofendida não excluem a aplicação da Lei);
Lei nº 14.802, de 10 de janeiro de 2024 - PPA 2024-2027;
Lei nº 14.950, de 2 de agosto de 2024 (dispõe sobre o direito da criança e do adolescente de visitação à mãe ou ao pai internados em instituição de saúde);
Decreto nº 3.695, de 21 de dezembro de 2000 (SISP);
Decreto nº 8.903, de 16 de novembro de 2016 (institui o Programa de Proteção Integrada de Fronteiras e organiza a atuação de unidades da administração pública federal para sua execução);
Decreto nº 9.847 de 25 de junho de 2019 - Regulamenta Sinarm;
Decreto nº 9.489, de 30 de agosto de 2018 (Regulamenta PNSPDS);
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 10.622, de 9 de fevereiro de 2021 (Institui o Comitê Gestão da Política Nacional de Pessoas Desaparecidas);
Decreto nº 10.711, de 2 de junho de 2021 (SINAB);
Decreto nº 10.770, de 17 de agosto de 2021 (institui a agenda transversal e multissetorial da primeira infância);
Decreto nº 10.777 de 24 de agosto de 2021 – Institui a Política Nacional de Inteligência de Segurança Pública - Pnisp;
Decreto nº 10.778 de 24 de agosto de 2021 – Aprova a Estratégia Nacional de Inteligência de Segurança Pública - Enisp;
Decreto nº 10.793, de 13 de setembro de 2021 - Regulamenta Programa Habite Seguro;
Decreto nº 10.822, de 28 de setembro de 2021 (institui o Plano Nacional de Segurança Pública);
Decreto nº 11.348, de 01 janeiro de 2023 (Estrutura Regimental do MJSP);
Decreto nº 11.436 de 15 de março de 2023 (Regulamenta a Lei nº 11.530, de 24 de outubro de 2007 - PRONASCI), para estabelecer os eixos prioritários para a execução do Programa Nacional de Segurança Pública com Cidadania - Pronasci, no biênio 2023-2024, denominado Pronasci 2, e dispõe sobre o Projeto Bolsa-Formação.);
Decreto nº 11.615, de 21 de julho de 2023 (regulamenta a Lei nº 10.826, de 22 de dezembro de 2003, para estabelecer regras e procedimentos relativos à aquisição, ao registro, à posse, ao porte, ao cadastro e à comercialização nacional de armas de fogo, etc);
Decreto nº 11.640, de 16 de agosto de 2023 (Institui o Pacto Nacional de Prevenção aos Feminicídios);
Decreto nº 11.765, de 1º de novembro de 2023 - Autoriza o emprego das Forças Armadas para a Garantia da Lei e da Ordem em portos e aeroportos;
Decreto nº 12.038, de 29 de maio de 2024, que institui a Política Nacional de Fronteiras e o seu Comitê Nacional;
Decreto nº 12.543, de 1º de julho de 2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria SENASP nº 2 de 09 de janeiro de 2017 (Regulamenta contrato de repasse);
Portaria nº 36 de 29 de março de 2021 – Sistema Cronos;
Portaria GSI nº 38 de 20 de abril de 2018 (Planejamento Estratégico PPIF);
Portaria MJSP nº 151 de 26 de setembro de 2018 (Regimento Interno SENASP);
Portaria nº 288 de 23 de janeiro de 2023 (Regulamenta estrutura MJSP);
Portaria nº 499 de 02 de outubro de 2023 – Institui o Programa Nacional de Enfrentamento às Organizações Criminosas – ENFOC - para a execução das ações estratégicas definidas no Plano Nacional de Segurança Pública e Defesa Social, e operacionalizar eixos previstos no Plano de Ação na Segurança – PAS;
Portaria nº 516 de 03 de dezembro de 2021- Institui o Programa Nacional de Segurança nas Fronteiras e Divisas – VIGIA;
Portaria nº 560, de 25 de janeiro de 2024 que dispõe sobre a aprovação do Plano de Gerenciamento do Programa Nacional de Enfrentamento às Organizações Criminosas – Programa ENFOC;
Portaria nº 867 de 02 de dezembro de 2019 (Operações SEOPI);
Portaria nº 2 de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP
Resolução nº 1 de 15 de julho de 2009 (Regulamenta SISP).

2B00 Atuação da Força Nacional de Segurança Pública

Lei nº 11.473, de 10 de maio de 2007 - Cooperação federativa;
Lei nº 13.500, de 26 de outubro de 2017 - Permite a prestação de serviços, em caráter excepcional e voluntário, à Secretaria Nacional de Segurança Pública (Senasp), na qual se inclui a Diretoria da Força Nacional de Segurança Pública (DFNSP);
Lei nº 13.756, de 12 de dezembro de 2018 - Fundo Nacional de Segurança Pública (FNSP);
Lei nº 13.844, de 18 de junho de 2019 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.
Lei nº 14.802, de 10 de janeiro de 2024 - PPA 2024-2027;
Decreto nº 5.289, de 29 de novembro de 2004 - Disciplina o programa de cooperação federativa denominado Força Nacional de Segurança Pública;

Ação Orçamentária / Base Legal

Decreto nº 11.348, de 1° de janeiro de 2023 - Estrutura Regimental MJSP;
Decreto nº 12.543/2025 - Altera o Decreto nº 11.348, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública, e remaneja e transforma cargos em comissão e funções de confiança.
Portaria MJSP nº 151, de 26 de setembro de 2018 - Regimento Interno SENASP, que revogou a Portaria nº 1.151/2017;
Portaria SENASP nº 200, de 06 de novembro de 2018 - Diretriz Administrativa Operacional no âmbito da Diretoria da Força Nacional de Segurança Pública (DFNSP).
Portaria nº 2, de 28 de janeiro de 2022 - Institui o Sistema de Governança do Ministério da Justiça e Segurança Pública - SG-MJSP
Portaria do Ministro nº 503, de 03 de outubro de 2023 - Diretriz para o Programa Estratégico de Segurança Pública da Amazônia - PESPAM.
Portaria do Ministro nº 648 de 28 de maio de 2024 - Estabelece diretrizes sobre o uso de câmeras corporais pelos órgãos de segurança pública.
ADPF 708/2023 - Ações para a proteção dos povos indígenas.
ADPF 743/2024 - Ações de proteção do meio ambiente e de prevenção e combate aos incêndios florestais nos biomas Amazônia e Pantanal.

30912 Fundo Nacional Antidrogas

20IE Articulação de Política Pública sobre Drogas

Constituição da República Federativa do Brasil de 1988, § único, art. 243.
Lei nº 6.001, de 19 de dezembro de 1973.
Lei n° 7.560, de 19 de dezembro de 1986.
Lei nº 8.069, de 13 de julho de 1990.
Lei nº 8.212, de 24 de julho de 1991, inciso VI, art. 27.
Lei n° 11.343, de 23 de agosto de 2006.
Lei nº 12.288, de 20 de julho de 2010.
Lei nº 13.257, de 8 de março de 2016.
Lei nº 13.840, de 5 de junho de 2019.
Lei nº 13.886, de 17 de outubro de 2019.
Lei nº 14.600, de 19 de junho de 2023.
Lei nº 14.899, de 17 de junho de 2024.
Lei nº 15.080, de 30 de dezembro de 2024.
Lei nº 15.121, de 10 de abril de 2025.
Recurso Extraordinário/RE STF nº 635.659, de 26/09/2024, do Supremo
Tribunal Federal.
Decreto nº 5.912, de 27 de setembro de 2006.
Decreto nº 6.117/2007, de 22 de maio de 2017.
Decreto nº 9.203, de 22 de novembro de 2017.
Decreto nº 9.761, de 11 de abril de 2019.
Decreto nº 11.348, de 1 º janeiro de 2023.
Decreto nº 11.480, de 6 de abril de 2023.
Decreto nº 12.543 de 1º de julho de 2025
Portaria Interministerial nº 2, de 21 de dezembro de 2017, do Ministério da Justiça e Segurança Pública , da Saúde, do Desenvolvimento Social e do Trabalho.
Portaria nº 3.088, de 23 de dezembro de 2011, do Ministério da Saúde.
Portaria nº 513, de 28 de outubro de 2020, do Ministério da Cidadania.
Portaria MC nº 721, de 21 de dezembro de 2021, do Ministério da Cidadania.
Portaria MJSP nº 2, de 28 de janeiro de 2022, do Ministério da Justiça e Segurança Pública.
Portaria MJSP nº 337, de 23 de março de 2023, do do Ministério da Justiça e Segurança Pública.
Portaria MJSP nº 660, de 17 de abril de 2024, do Ministério da Justiça e Segurança Pública.
Portaria MJSP nº 870, de 11 de fevereiro de 2025, do Ministério da Justiça e Segurança Pública.
Resolução CONADA nº 1, de 19 de agosto de 2015, do Conselho Nacional de Políticas sobre Drogas - CONAD/MJ.
Resolução CONAD nº 7, de 21 de junho de 2022, do Conselho Nacional de Políticas sobre Drogas - CONAD/SENAD/MJSP.
Resolução CONAD nº 8, de 27 de setembro de 2022, do Conselho Nacional de Políticas sobre Drogas - CONAD/SENAD/MJSP.
Resolução CONAD n° 9, de 19 de julho de 2024, do Conselho Nacional de Políticas sobre Drogas - CONAD/SENAD/MJSP.
Resolução CONAD nº 10, de 19 de julho de 2024, do Conselho Nacional de Políticas sobre Drogas - CONAD/SENAD/MJSP.

21IN Articulação de Política Pública sobre Drogas, no âmbito da Seguridade Social

Constituição Federal – Art. 243, parágrafo único.

Lei nº 7.560, de 19 de dezembro de 1986 – Cria o Fundo de Prevenção, Recuperação e de Combate às Drogas de Abuso, dispõe sobre os bens apreendidos e adquiridos com produtos do tráfico ilícito de drogas ou atividades correlatas, e dá outras providências.
• Art. 2º, inciso VI – Trata da destinação dos bens apreendidos.

Lei nº 8.212, de 24 de julho de 1991 – Dispõe sobre a organização da Seguridade Social.
• Art. 27, inciso VI – Estabelece que 50% da receita proveniente da alienação dos bens e numerários apreendidos serão destinados à Seguridade Social.

Lei nº 11.343, de 23 de agosto de 2006 – Institui o Sistema Nacional de Políticas Públicas sobre Drogas (Sisnad); prescreve medidas de prevenção, atenção e reinserção social de usuários e dependentes; define crimes e normas para repressão à produção e ao tráfico ilícito de drogas.
• Art. 63 – Dispõe sobre a gestão e destinação de bens apreendidos.

Decisão do Recurso Extraordinário nº 635.659, de 26 de junho de 2024, do Supremo Tribunal Federal (STF) – Trata da descriminalização da posse de até 40g de cannabis ou o cultivo de até 6 plantas fêmeas para uso pessoal.

4641 Publicidade de Utilidade Pública

Constituição da República Federativa do Brasil de 1988, § 1º, art. 37 e art. 220;
Lei nº 12.232, de 29 de abril de 2010: que "Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade prestados por intermédio de agências de propaganda e dá outras providências.";
Lei nº 14.133, de 1º de abril de 2021: que trata de "Lei de Licitações e Contratos Administrativos.";
Decreto-Lei nº 200, de 25 de fevereiro de 1967: que "Dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências." (Sic);
Decreto nº 6.555, de 08 de setembro de 2008: que "Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências.";
Decreto nº 10.426, de 16 de julho de 2020: que "Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada", vide inciso IV, § 3º, art. 3º; e
Decreto nº 11.348, de 1º de janeiro de 2023: que "Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Justiça e Segurança Pública e remaneja cargos em comissão e funções de confiança".

32101 Ministério de Minas e Energia - Administração Direta

00OE Remuneração da Empresa Pré-Sal Petróleo S.A. pela Gestão de Contratos

Lei nº 14.600, de 19 de junho de 2023; Lei nº 12.304, de 02 de agosto de 2010, art. 2º, 4º e 7º; Decreto nº 8.063, de 1º de agosto de 2013; Decreto nº 11.492, de 17 de abril de 2023; e Resoluções do Conselho Nacional de Política Energética – CNPE que definem a parcela do bônus de assinatura de contratos de partilha da produção a ser destinada à Empresa, tal como a Resolução nº 5, de 25 de junho de 2013.

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Lei nº 14.600, de 19 de junho de 2023; Acordo de Cooperação firmado entre o Brasil e a OCDE, de 3 de junho de 2015, promulgado pelo Decreto nº 10.109, de 7 de novembro de 2019; e Declaração Conjunta de Associação entre o Governo da República Federativa do Brasil e a Agência Internacional de Energia, de 31 de outubro de 2017.

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200, de 25 de fevereiro de 1967;Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.492, de 17 de abril de 2023

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A e 60-E; e PLDO 2024, art. 12, inciso XXIV e art. 18, inciso XIV e § 8º..

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.492, de 17 de abril de 2023

21BA Coordenação das Ações de Gestão e Monitoramento do Setor Elétrico

Lei nº 9.074, de 7 de julho de 1995; Lei nº 10.438, de 26 de abril de 2002; Lei nº 10.848, de 15 de março de 2004; Lei nº 12.111, de 9 de dezembro de 2009; Lei nº 14.600, de 19 de junho de 2023; Decreto nº 5.163, de 30 de julho de 2004; Decreto nº 5.175, de 9 de agosto de 2004; Decreto nº 7.520, de 8 de julho de 2011; Decreto nº 9.357, de 27 de abril de 2018; Decreto nº 10.221, de 5 de fevereiro de 2020; e Decreto nº 11.492, de 17 de abril de 2023. Decreto 11.628, de 04 de agosto de 2023.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 9.991, de 28 de agosto de 2019.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, art. 37; Decreto nº 6.555, de 8 de setembro de 2008; Decreto nº 11.363, de 1º de janeiro de 2023; e Instruções Normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom: 1. Instrução Normativa nº 1, de 27 de julho de 2017, que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências; 2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares; 3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo Federal.

4887 Gestão das Políticas de Geologia, Mineração e Transformação Mineral

Constituição Federal de 1988, arts. 20, 21, 22, 174, 176 e 225, § 2º; Decreto-Lei nº 227, de 28 de fevereiro de 1967; Lei nº 7.805, de 18 de julho de 1989; Lei nº 7.990, de 28 de dezembro de 1989; Lei nº 8.001, de 13 de março de 1990; Lei nº 9.314, de 14 de novembro de 1996; Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.492, de 17 de abril de 2023.

4892 Planejamento dos Setores de Petróleo, Derivados, Gás Natural e Biocombustíveis

Constituição Federal de 1988, art. 174; Lei nº 9.478, de 6 de agosto de 1997; Lei nº 10.847, de 15 de março de 2004; Lei nº 10.848, de 15 de março de 2004; Lei nº 12.351, de 22 de dezembro de 2010; Lei nº 12.304, de 2 de agosto de 2010; Lei nº 12.276, de 30 de junho de 2010; Lei nº 12.490, de 16 de setembro de 2011; Lei nº 13.844, de 18 de junho de 2019; Lei nº 14.134, de 8 de abril de 2021; Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.492, de 17 de abril de 2023.

4897 Transição Energética e Planejamento

Constituição Federal de 1988, art. 174; Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.492, de 17 de abril de 2023.

32202 Companhia de Pesquisa de Recursos Minerais - CPRM

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

PLDO 2024, art. 12, inciso XVI, alínea "b"

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200, de 25 de fevereiro de 1967; Decreto-Lei nº 764, de 15 de agosto de 1969; Lei nº 8.970, de 28 de dezembro de 1994; e Estatuto da Companhia de Pesquisa de Recursos Minerais (CPRM).

20LC Geologia do Espaço Marinho e Costeiro - Novo PAC

Constituição Federal de 1988, art. 20, inciso IX e art. 21, incisos XV e XIX; Decreto-Lei nº 764, de 15 de agosto de 1969; Lei nº 8.970, de 28 de dezembro de 1994; Decreto nº 5.377, de 23 de fevereiro de 2005: Política Nacional para os Recursos do Mar (PNRM); Estatuto da Companhia de Pesquisa de Recursos Minerais (CPRM) e Decreto nº 12.363, de 17 de janeiro de 2025 (XI Plano Setorial para os Recursos do Mar).

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Constituição Federal de 1988, art. 218; Decreto nº 3.294, de 15 de dezembro de 1999; e Decreto nº 4.077, de 9 de janeiro de 2002.

21HC Mapeamentos, Monitoramentos e Alertas voltados à Prevenção de Desastres - Novo PAC

"Constituição Federal de 1988, art. 20, inciso IX e art. 21, incisos XV e XIX;
Decreto-Lei nº 764, de 15 de agosto de 1969;
Lei nº 8.970, de 28 de dezembro de 1994;
Lei n° 12.608, de 10 de abril de 2012
Estatuto Social da Companhia de Pesquisa de Recursos Minerais (SGB/CPRM) - itens I, II, III, IV e V do Art. 4ª ."

21HD Geologia para Mineração e Desenvolvimento Sustentável

Constituição Federal de 1988, art. 20, inciso IX e art. 21, incisos XV e XIX; Decreto-Lei nº 764, de 15 de agosto de 1969; Lei nº 8.970, de 28 de dezembro de 1994; Estatuto da Companhia de Pesquisa de Recursos Minerais (CPRM); Decreto nº 9.283, de 7 de fevereiro de 2018; Leis nº 13.243, de 11 de janeiro de 2016 e nº 10.973, de 2 de dezembro de 2004.

21HE Pesquisa Mineral - Novo PAC

Constituição Federal de 1988, art. 20, inciso IX e art. 21, incisos XV e XIX; Decreto-Lei nº 764, de 15 de agosto de 1969; Lei nº 8.970, de 28 de dezembro de 1994; Estatuto da Companhia de Pesquisa de Recursos Minerais (CPRM); Decreto nº 9.283, de 7 de fevereiro de 2018; Leis nº 13.243, de 11 de janeiro de 2016 e nº 10.973, de 2 de dezembro de 2004.

21HF Recuperação Ambiental da Bacia Carbonífera de Santa Catarina

Sentença transitada em julgado no STJ, em setembro de 2014, por meio do Recurso Extraordinário 612592 SC (impetrado pelos réus: União e empresas de mineração de carvão da região sul-catarinense), em última instância.

2397 Conhecimento para Gestão e Ampliação da Oferta Hídrica

Constituição Federal de 1988, art. 20, inciso IX e art. 21, incisos XV e XIX;
Decreto-Lei nº 764, de 15 de agosto de 1969;
Lei nº 8.970, de 28 de dezembro de 1994;
Estatuto Social da Companhia de Pesquisa de Recursos Minerais (SGB/CPRM) - itens I, II, III, IV e V do Art. 4ª; e
Compõe ações do Plano Nacional da Mineração 2030 e 2050, bem como do Plano Nacional de Recursos Hídricos 2040.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, art. 37; Decreto nº 6.555, de 8 de setembro de 2008; e Normas da Secretaria de Comunicação Social da Presidência da República - SECOM: a) Instrução Normativa SECOM/PR nº 1, de 19 de junho de 2023; b) Instrução Normativa nº 2, de 20 de abril de 2018 e c) Instrução Normativa nº 3, de 20 de abril de 2018.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

32265 Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

PLDO 2026, art. 12, inciso XVIII.

2000 Administração da Unidade

i - Decreto-Lei 200, de 25 de fevereiro de 1967; ii - Lei nº 9.478, de 6 de agosto de 1997; e iii - Decreto 2.455, de 14 de janeiro de 1998.

212J Regulação da Distribuição e Revenda de Derivados de Petróleo, Gás Natural e Biocombustíveis

i - Lei nº 9.478, de 6 de agosto de 1997, art. 8º; e ii - Decreto nº 2.455, de 14 de janeiro de 1998.

212K Regulação da Exploração, Desenvolvimento e Produção de Petróleo, Gás Natural e Biocombustíveis

i - Lei nº 9.478, de 6 de agosto de 1997; e ii - Decreto nº 2.455, de 14 de janeiro de 1998.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

i - Lei n° 8.112, de 11 de dezembro de 1990 - Regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais - Arts. 60-A a 60-E; ii - PLDO 2026, art. 12, inciso XXV e art. 18, inciso XIII e § 8º.

32266 Agência Nacional de Energia Elétrica - ANEEL

00NY Transferência de Recursos para a Conta de Desenvolvimento Energético (Lei nº 10.438, de 26 de abril de 2002)

Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 10.438, de 26 de abril de 2002 (e suas alterações);
Decreto nº 9.022 de 31 de março de 2017;
Decreto nº 2.335, de 6 de outubro de 1997;
Acórdão nº 3.389/2012-Plenário TCU.

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Projeto de Lei nº 4/2023-CN (LDO 2024);
Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 10.406, de 10 janeiro de 2002 (Código Civil), art. 53;
Parecer nº 00083/2021/PFANEEL/PGF/AGU;
Acórdão nº 11.205/2020 - Primeira Câmara-TCU.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Projeto de Lei nº 4/2023-CN (LDO 2024);
Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 10.406, de 10 janeiro de 2002 (Código Civil), art. 53;
Parecer nº 00083/2021/PFANEEL/PGF/AGU;
Acórdão nº 11.205/2020 - Primeira Câmara-TCU.

2000 Administração da Unidade

Lei nº 9.427, de 26 de dezembro de 1996;
Decreto-Lei 200, de 25 fevereiro de 1967;
Decreto nº 2.335, de 6 de outubro de 1997.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990;
Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021, que dispõe sobre as regras e procedimentos a serem adotados pelos órgãos setoriais e seccionais do Sistema de Pessoal Civil da Administração Pública Federal - SIPEC, para a concessão do auxílio-moradia.

2993 Ouvidoria Setorial da Agência Nacional de Energia Elétrica

Lei nº 8.987, de 13 de fevereiro de 1995, art. 29, VII.
Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 13.848, de 25 de junho de 2019;
Decreto nº 2.335, de 6 de outubro de 1997.

2C42 Participação Pública e Comunicação com a Sociedade

Lei nº 8.987, de 13 de fevereiro de 1995, art. 29;
Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 13.848, de 25 de junho de 2019;
Decreto nº 2.335, de 6 de outubro de 1997.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Lei nº 8.112, de 11 de dezembro de 1990;
Decreto nº 9.991, de 28 de agosto de 2019;
Decreto nº 10.506, de 2 de outubro de 2020;
Portaria ANEEL nº 6.367, de 29 de abril de 2020.

4699 Outorga de Geração, Transmissão e Distribuição de Energia Elétrica

CF/88, art. 21, XII, "b", e art. 175;
Lei nº 8.987, de 13 de fevereiro de 1995, art. 29, VIII e IX;
Lei nº 9.074, de 7 de julho de 1995;
Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 13.848, de 25 de junho de 2019;
Decreto nº 2.335, de 6 de outubro de 1997;
Decreto nº 5.163, de 30 de julho de 2004 (e suas alterações);
Decreto nº 10.272, de 12 de março de 2020;
Resolução Normativa ANEEL nº 954, de 30 de novembro de 2021;
Resolução Normativa ANEEL nº 1.069, de 29 de agosto de 2023;
Resolução Normativa ANEEL nº 1.116, de 25 de fevereiro de 2025.

4703 Regulamentação dos Serviços de Energia Elétrica

Lei nº 8.987, de 13 de fevereiro de 1995;
Lei nº 9.074, de 7 de julho de 1995;
Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 9.648, de 27 de maio de 1998;
Lei nº 13.848, de 25 de junho de 2019;
Lei nº 9.984, de 17 de julho de 2000, art. 29;
Decreto nº 1.717, de 24 de novembro de 1995;
Decreto nº 2.335, de 6 de outubro de 1997;
Decreto nº 12.002, de 22 de abril de 2024.

4880 Fiscalização dos Serviços de Energia Elétrica

Lei nº 9.427, de 26 de dezembro de 1996;
Lei nº 9.784, de 29 de janeiro de 1999;
Lei nº 13.848, de 25 de junho de 2019;
Decreto nº 2.335, de 6 de outubro de 1997:
Resolução Normativa ANEEL nº 846, de 11 de junho de 2019 e suas alterações.

32314 Empresa de Pesquisa Energética - EPE

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Lei nº 13.844, de 18 de junho de 2019; Acordo de Cooperação firmado entre o Brasil e a OCDE, de 3 de junho de 2015, promulgado pelo Decreto nº 10.109, de 7 de novembro de 2019; e Declaração Conjunta de Associação entre o Governo da República Federativa do Brasil e a Agência Internacional de Energia, de 31 de outubro de 2017.

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

PLDO 2024, art. 12, inciso XVI, alínea "b".

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200, de 25 de fevereiro de 1967; Lei nº 10.847, de 15 de março de 2004; e Decreto nº 5.184, de 16 de agosto de 2004 - Estatuto Social da Empresa de Pesquisa Energética (EPE).

20LI Estudos para o Planejamento do Setor Energético

Lei nº 10.847, de 15 de março de 2004, art. 2º, caput e art. 4º, caput e incisos I a VII; e Decreto nº 5.184, de 16 de agosto de 2004 - Estatuto Social da Empresa de Pesquisa Energética (EPE).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990, arts. 60-A e 60-E; e PLDO 2024, art. 12, inciso XXIV e art. 18, inciso XIV e § 8º.

21BC Estudos da Indústria de Petróleo e Gás Natural

Lei nº 10.847, de 15 de março de 2004, art. 4º, caput e incisos I, XII, XV e parágrafo único; e Decreto nº 10.712, de 2 de julho 2021.

21BD Estudos da Indústria de Biocombustíveis

Lei nº 10.847, de 15 de março de 2004, art. 4º, caput e incisos I, III, XIII, XV e parágrafo único.

32396 Agência Nacional de Mineração - ANM

15YU Revisão e Automação dos Processos de Outorga e Fiscalização de Pesquisa e Lavra Mineral da ANM

Lei nº 13.575, de 26 de dezembro de 2017.
Decreto-Lei nº 227, de 28 de fevereiro de 1967 (Código de Mineração)

2000 Administração da Unidade

Constituição Federal de 1988, art. 165; Decreto-Lei nº 200, de 25 de fevereiro de 1967.

215Z Regulação, Outorga e Fiscalização da Mineração

Lei nº 13.575, de 26 de dezembro de 2017.
Decreto-Lei nº 227, de 28 de fevereiro de 1967 (Código de Mineração)

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
PLDO 2024, art. 12, inciso XXIV e art. 18, inciso XIV e § 8º.

21F6 Modernização e Gestão dos Recursos de Tecnologia da Informação, Comunicação e Inovação Institucional

Constituição Federal de 1988, art. 165; Decreto-Lei nº 200, de 25 de fevereiro de 1967.

32398 Nuclebrás Equipamentos Pesados S.A. - NUCLEP

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

PLDO 2024, art. 12, inciso XVI, alínea "b".

20V1 Fabricação de Equipamentos Pesados para as Indústrias Nuclear e de Alta Tecnologia

Decreto nº 76.805, de 16 de dezembro de 1975.

21BE Fabricação de Equipamentos destinados à Indústria de Petróleo e Gás, Offshore e Torres de Transmissão

Decreto nº 76.805, de 16 de dezembro de 1975.

33101 Ministério da Previdência Social - Administração Direta

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12, inciso XVII, da Lei nº 15.080, de 30 de dezembro de 2024 (Lei de Diretrizes Orçamentárias de 2025 - LDO 2025);
Artigo 12, inciso XVIII, do PLDO 2026; e
Decreto nº 11.356, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério da Previdência Social.

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências;
Lei nº 8.112, de 11 de dezembro de 1990;
Lei nº 11.788, de 25 de setembro de 2008 - previsão de pagamento de bolsa estágio e auxílio-transporte aos estudantes;
Lei nº 14.261, de 16 de dezembro de 2021 - Cria o Ministério do Trabalho e Previdência;
Decreto nº 4.004, de 8 de novembro de 2001 - ajuda de custo com deslocamento de domicílio; e
Decreto n° 11.356, de 1° de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Previdência Social.

212S Desenvolvimento, Sustentabilidade e Fomento dos Regimes de Previdência

Constituição Federal do Brasil de 1988 (art. 21, inciso VIII; art. 40, caput e §§14, 15 e 16; art. 115, inciso IV; e art. 202);
Emenda Constitucional 103, de 12 de novembro de 2019;
Lei Complementar nº 108, de 29 de maio de 2001 - Dispõe sobre a relação entre Patrocinador Público e suas respectivas entidades fechadas de previdência complementar;
Lei Complementar nº 109, de 29 de maio de 2001 - Dispõe sobre o Regime de Previdência Complementar;
Lei nº 8.112, de 11 de dezembro de 1990 - Dispõe sobre o regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais;
Lei nº 8.212, de 24 de julho de 1991 - Dispõe sobre a organização da Seguridade Social, institui Plano de Custeio, e dá outras providências;

Ação Orçamentária / Base Legal

Lei nº 8.213, de 24 de julho de 1991 - Dispõe sobre os Planos de Benefícios da Previdência Social e dá outras providências (Art. 26 enumera as competências do CRPS);
Lei nº 9.717, de 27 de novembro de 1998 - Dispõe sobre regras gerais para a organização e o funcionamento dos regimes próprios de previdência social dos servidores públicos da União, dos Estados, do Distrito Federal e dos Municípios, dos militares dos Estados e o Distrito Federal e dá outras providências;
Lei 11.907, de 2 de fevereiro de 2009 (§3º do art. 30) - Dispõe sobre a reestruturação da composição remuneratória de diversas Carreiras incluindo a Carreira de Perito Médico Federal e a Carreira de Supervisor Médico-Pericial.
Lei nº 12.154,de 23 de dezembro de 2009 - Cria a Superintendência Nacional de Previdência Complementar - PREVIC;
Decreto nº 3.048 de 6 de maio de 1999 - Aprova o Regulamento da Previdência Social (Livro V, Título I, Capítulo Único dos Órgãos Colegiados, Seção II - Do Conselho de Recursos da Previdência Social).
Decreto n° 11.356, de 1° de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da previdência Social
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica da Presidência da República e dos Ministérios.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, art. 12, inciso XXV.

21FS Gestão das Políticas de Previdência Social

Decreto nº 7.724, de 16 de maio de 2012 - Regulamenta a Lei nº 12.527, de 18 de novembro de 2011, que dispõe sobre o acesso a informações previsto no inciso XXXIII do caput do art. 5º, no inciso II do § 3º do art. 37 e no § 2º do art. 216 da Constituição;
Decreto nº 7.845, de 14 de novembro de 2012 - Regulamenta procedimentos para credenciamento de segurança e tratamento de informação classificada em qualquer grau de sigilo, e dispõe sobre o Núcleo de Segurança e Credenciamento;
Decreto nº 9.094, de 17 de julho de 2017 - Direitos do usuário dos serviços públicos da administração pública;
Decreto n° 11.356, de 1° de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Previdência Social
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica da Presidência da República e dos Ministérios.

2578 Serviço de Perícia Médica

Arts. 201 e 202, CF; Lei 8.212/91; Lei 8.213/91; Decreto 3.048/99 - Regulamento da Previdência, RESOLUÇÃO Nº 147 INSS/DCPRES, DE 17 DE MARÇO DE 2004.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, Art. 37;
Lei nº 4.680, de 18 junho de 1965 - Dispõe sobre o exercício da profissão de Publicitário;
Lei nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.982, de 20 de agosto de 2019;
Decreto nº 11.363, de 1º de janeiro de 2023;
Portaria SECOM nº 8.038, de 30 de dezembro de 2022 - Dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 19 de junho de 2023 que dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal - SICOM.;
2. Instrução Normativa nº 2, de 14 de setembro de 2023, que dispõe sobre o desenvolvimento e a execução da publicidade dos órgãos e entidades integrantes do Sistema de Comunicação de Governo do Poder Executivo Federal - SICOM e dá orientações complementares;

33201 Instituto Nacional do Seguro Social

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12, inciso XVII, da Lei nº 15.080, de 30 de dezembro de 2024 (Lei de Diretrizes Orçamentárias de 2025 - LDO 2025);
Artigo 12, inciso XVIII, do PLDO 2026; e
Decreto nº 11.356, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério da Previdência Social.

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica da Presidência da República e dos Ministérios; e
Decreto n° 11.356, de 1° de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Previdência Social.

20GN Educação Previdenciária e Financeira

Portaria MPS nº 1.276, de 09 de setembro de 2003 (Transforma o PES em PEP)
Portaria MPS nº 514, de 13 de dezembro de 2010 (Disciplina a Execução do PEP no INSS)
Resolução nº 123/INSS/PRES, de 14 de dezembro de 2010 (Altera a estrutura do PEP e disciplina a sua execução)

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, art. 12, inciso XXV.

21FT Atendimento da Clientela Previdenciária

Decreto-Lei nº 200, de 25 de fevereiro de 1967 - dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências;
Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 10.995, de 14 de março de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Instituto nacional do Seguro Social - INSS

2292 Serviço de Processamento de Dados de Benefícios Previdenciários

Lei nº 8.159, de 8 de janeiro de 1991 - Dispõe sobre a política nacional de arquivos públicos e privados e dá outras providências;
Lei nº 12.527, de 18 de novembro de 2011 - regula o acesso a informações;
Decreto nº 97.936, de 10 de julho de 1989 - Institui o Cadastro Nacional do Trabalhador e dá outras providências;
Decreto nº 4.915, de 12 de dezembro de 2003 - Dispõe sobre o Sistema de Gestão de Documentos e Arquivos da administração pública federal. (Redação dada pelo Decreto nº 10.148, de 2019);
Decreto nº 7.151, de 9 de abril de 2010 - que aprova o Estatuto Social da Empresa de Tecnologia e Informações da Previdência Social – DATAPREV.
Decreto nº 7.845, de 14 de novembro de 2012 - Regulamenta procedimentos para credenciamento de segurança e tratamento de informação classificada em qualquer grau de sigilo, e dispõe sobre o Núcleo de Segurança e Credenciamento;
Decreto nº 8.539, de 8 de outubro de 2015 - Dispõe sobre o uso do meio eletrônico para a realização do processo administrativo no âmbito dos órgãos e das entidades da administração pública federal direta, autárquica e fundacional;
Decreto nº 9.739, de 28 de março de 2019 - Estabelece medidas de eficiência organizacional para o aprimoramento da administração pública federal direta, autárquica e fundacional, estabelece normas sobre concursos públicos e dispõe sobre o Sistema de Organização e Inovação Institucional do Governo Federal - SIORG;
Decreto nº 9.781, de 3 de maio de 2019 - Altera o Decreto nº 7.724, de 16 de maio de 2012, que regulamenta a Lei nº 12.527, de 18 de novembro de 2011, que dispõe sobre o acesso a informações previsto no inciso XXXIII do caput do art. 5º, no inciso II do § 3º do art. 37 e no § 2º do art. da Constituição;
Decreto nº 10.332, de 28 de abril de 2020 - Institui a Estratégia de Governo Digital para o período de 2020 a 2022; e
Norma Complementar nº 04/DSIC/GSIPR/2009 – Gestão de Riscos de Segurança da Informação e Comunicações nos órgãos ou entidades da Administração Pública Federal, direta e indireta.

2294 Defesa Judicial da Previdência Social Básica

Constituição Federal, de 1988, art. 109, parágrafo 3º - Lei poderá autorizar que as causas de competência da Justiça Federal em que forem parte instituição de previdência social e segurado possam ser processadas e julgadas na justiça estadual quando a comarca do domicílio do segurado não for sede de vara federal;
Lei nº 8.212, de 24 de julho de 1991 - Dispõe sobre a organização da Seguridade Social, institui Plano de Custeio, e dá outras providências; e
Lei nº 8.213, de 24 de julho de 1991 - Dispõe sobre os Planos de Benefícios da Previdência Social e dá outras providências.

2562 Auditoria Interna, Processos Correicionais e Tomada de Contas Especial

Lei nº 14.600 de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.
Decreto nº 3.591 de 6 de setembro de 2000 - Dispõe sobre o Sistema de Controle Interno do Poder Executivo Federal e dá outras providências;
Decreto nº 4.440 de 25 de outubro de 2002 - Altera dispositivos do Decreto nº 3.591, de 6 de setembro de 2000, que dispõe sobre o Sistema de Controle Interno do Poder Executivo Federal;
Decreto nº 11.356, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Previdência Social e remaneja cargos em comissão e funções de confiança (alterado pelo Decreto nº 11.973, de 1º de abril de 2024);
Portaria PRES/INSS n.º 1.532, de 08 de dezembro de 2022 - Aprova o Regimento Interno do Instituto Nacional do Seguro Social.

2585 Serviço de Reabilitação Profissional

Lei nº 8.213, de 24 de julho de 1991 - Dispõe sobre os Planos de Benefícios da Previdência Social;
Lei de Diretrizes Orçamentárias – LDO, Anexo III, Seção I, inciso LXVII;
Decreto nº 3.048, de 6 de maio de 1999 - Aprova o Regulamento da Previdência Social;
Decreto nº 4.729, de 9 de junho de 2003 - Altera dispositivos do Regulamento da Previdência Social, aprovado pelo Decreto no 3.048, de 1999;
Decreto nº 10.088, de 05 de novembro de 2019 - Consolida atos normativos editados pelo Poder Executivo Federal que dispõem sobre a promulgação de convenções e recomendações da Organização Internacional do Trabalho - OIT e o Anexo XLV deste Decreto detalha a Convenção nº 159 da OIT sobre Reabilitação Profissional e Emprego de Pessoas Deficientes.

2591 Reconhecimento de Direitos de Benefícios Previdenciários

Lei Complementar nº 101/2000, art. 50, § 3º - A Administração Pública manterá sistema de custos que permita a avaliação e o acompanhamento da gestão orçamentária, financeira e patrimonial;
Lei nº 8.212, de 24 de julho de 1991 - Dispõe sobre a organização da Seguridade Social, institui Plano de Custeio, e dá outras providências;
Lei nº 8.213, de 24 de julho de 1991 - Dispõe sobre os Planos de Benefícios da Previdência Social e dá outras providências;
Lei nº 10.180, de 6 de fevereiro de 2001 - Organiza e disciplina os Sistemas de Planejamento e de Orçamento Federal, de Administração Financeira Federal, de Contabilidade Federal e de Controle Interno do Poder Executivo Federal, e dá outras providências;
Lei nº 11.977, de 7 de julho de 2009 - Dispõe sobre o Programa Minha Casa, Minha Vida – PMCMV e a regularização fundiária de assentamentos localizados em áreas urbanas; altera o Decreto-Lei no 3.365, de 21 de junho de 1941, as Leis nos 4.380, de 21 de agosto de 1964, 6.015, de 31 de dezembro de 1973, 8.036, de 11 de maio de 1990, e 10.257, de 10 de julho de 2001, e a Medida Provisória no 2.197-43, de 24 de agosto de 2001; e dá outras providências;
Lei nº 13.846, de 18 de junho de 2019 - Institui o Programa Especial para Análise de Benefícios com Indícios de Irregularidade, entre outros;
Lei nº 13.847, de 19 de junho de 2019 - Altera a Lei nº 8.213, de 24 de julho de 1991, para dispensar de reavaliação pericial a pessoa com HIV/aids aposentada por invalidez;
Decreto nº 3.048, de 6 de maio de 1999 - Aprova o Regulamento da Previdência Social, e dá outras providências;
Decreto nº 4.729, de 9 de junho de 2003 - Altera dispositivos do Regulamento da Previdência Social, aprovado pelo Decreto no 3.048, de 6 de maio de 1999, e dá outras providências;
Decreto nº 9.094, de 17 de julho de 2017 - Direitos do usuário dos serviços públicos da administração pública;
Decreto nº 9.739, de 28 de março de 2019 -Estabelece medidas de eficiência organizacional para o aprimoramento da administração pública federal direta, autárquica e fundacional, estabelece normas sobre concursos públicos e dispõe sobre o Sistema de Organização e Inovação Institucional do Governo Federal - SIORG;
Decreto nº 10.332, de 28 de abril de 2020 - Institui a Estratégia de Governo Digital para o período de 2020 a 2022;
Decreto n° 11.356, de 1° de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Previdência Social.
Norma Complementar nº 04/DSIC/GSIPR/2009 – Gestão de Riscos de Segurança da Informação e Comunicações nos órgãos ou entidades da Administração Pública Federal, direta e indireta.

33206 Superintendência Nacional de Previdência Complementar

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12, inciso XVII, da Lei nº 15.080, de 30 de dezembro de 2024 (Lei de Diretrizes Orçamentárias de 2025 - LDO 2025);
Artigo 12, inciso XVIII, do PLDO 2026; e
Decreto nº 11.356, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério da Previdência Social.

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica da Presidência da República e dos Ministérios; e
Decreto n° 11.356, de 1° de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Previdência Social.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, art. 12, inciso XXV.

2592 Autorização, Monitoramento e Fiscalização das Entidades Fechadas de Previdência Complementar

Lei Complementar nº 109/2001, art. 3º, Inciso V - fiscalizar as entidades de previdência complementar, suas operações e aplicar penalidades;
Lei nº 12.154, de 23 de dezembro de 2009, art. 2º, Inciso I a VIII - Competências da Previc;
Decreto nº 8.992, de 20 de fevereiro de 2017 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções Gratificadas da Superintendência Nacional de Previdência Complementar - PREVIC.

34101 Ministério Público Federal

110E Construção do Edifício-Sede da Procuradoria da República em Boa Vista - RR

§3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

15XS Construção do Edifício-Sede da Procuradoria da República de Natal - RN

§3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

15ZG Construção do Edifício-Sede da Procuradoria da República em Vitória da Conquista - BA

§3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Ação Orçamentária / Base Legal

Arts. 60-A a 60-E da Lei n° 8.112/1990. Art. 227, VIII, da Lei Complementar nº 75/1993. Art. 50, II da Lei nº 8625/1993 - LONMP. Portaria PGR/MPU nº 53, de 13/12/2019 e alterações, Portaria PGR/MPU nº 33, de 26/02/2024, Portaria PGR/MPU nº 7, de 03/02/2025.

219I Publicidade Institucional e de Utilidade Pública

Art. 5, inciso XXXIII e Art.37, parágrafo 1º da Constituição Federal; Arts. 22 e 23 da LC 75, de 20 de maio de 1993; Resolução nº 232, de 1º de junho de 2002.

2549 Comunicação e Divulgação Institucional

Art. 5, inciso XXXIII e Art.37, parágrafo 1º da CF; Arts. 22 e 23 da LC 75, de 20 de maio de 1993; Resolução nº 232, de 1º de junho de 2002.

4264 Defesa do Interesse Público no Processo Judiciário - Ministério Público Federal

§ 3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

7J45 Construção do Edifício-Sede da Procuradoria da República em Vitória - ES

§ 3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

34102 Ministério Público Militar

12DN Construção do Edifício-Sede da Procuradoria da Justiça Militar no Rio de Janeiro - RJ

§3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 227, da LC nº 75/93. Art. 50, II da Lei nº 8625/93 - LONMP. Portaria PGR/MPU nº 53, de 13/12/2019 e alterações, Portaria PGR/MPU nº 33, de 26/02/2024, Portaria PGR/MPU nº 7, de 03/02/2025.

4263 Defesa do Interesse Público no Processo Judiciário - Ministério Público Militar

Art. 127, 128, 165 e 167 da Constituição Federal de 1988; art. 22 e 23 da Lei Complementar nº 75/93.

34103 Ministério Público do Distrito Federal e dos Territórios

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Estatuto Social do INSTITUTO ROBERTO LYRA, registrado em 05/11/24.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 227, da LC nº 75/93. Art. 50, II da Lei nº 8625/93 - LONMP. Portaria PGR/MPU nº 53, de 13/12/2019 e alterações, Portaria PGR/MPU nº 33, de 26/02/2024, Portaria PGR/MPU nº 7, de 03/02/2025.

2549 Comunicação e Divulgação Institucional

Art. 5, inciso XXXIII e Art.37, parágrafo 1º da CF. Arts. 22 e 23 da LC 75, de 20 de maio de 1993. Lei nº 12.485, de 12 de setembro de 2011. Resolução nº 232, de 1º de junho de 2002.

4261 Defesa do Interesse Público no Processo Judiciário - Ministério Público do Distrito Federal e Territórios

§ 3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

34104 Ministério Público do Trabalho

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 227, da LC nº 75/93. Art. 50, II da Lei nº 8625/93 - LONMP. Inciso XXV, Portaria PGR/MPU nº 58, de 29 de setembro de 2021, Portaria PGR/MPU nº 264, de 13 de dezembro de 2023 e Portaria PGR/MPU nº 7, de 3 fevereiro de 2025.

2549 Comunicação e Divulgação Institucional

Art. 5, inciso XXXII e Art.37, parágrafo 1º da CF; Arts. 22 e 23 da LC 75, de 20 de maio de 1993; Resolução nº 232, de 1º de junho de 2002 e Portaria PGT nº 1052, de agosto de 2017, BS ESPECIAL 8-I 2017.

4262 Defesa do Interesse Público no Processo Judiciário - Ministério Público do Trabalho

§ 3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993.

34105 Escola Superior do Ministério Público da União

20HP Desenvolvimento de competências de membros e servidores do MPU, pesquisa e disseminação do conhecimento

§3º do Art. 127, §§ 1º e 5º do Art. 165, inciso I do Art. 167, da Constituição da República; Art. 22, da Lei Complementar nº 75, de 20 de maio de 1993. Lei nº 9.628, de 14 de abril de 1998.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 227, da LC nº 75/93. Art. 50, II da Lei nº 8625/93 - LONMP. Portaria PGR/MPU nº 53, de 13/12/2019 e alterações, Portaria PGR/MPU nº 33, de 26/02/2024, Portaria PGR/MPU nº 7, de 03/02/2025.

2549 Comunicação e Divulgação Institucional

Art. 5, inciso XXXII e Art.37, parágrafo 1º da CF; Arts. 22 e 23 da LC 75, de 20 de maio de 1993; Resolução nº 232, de 1º de junho de 2002.

35101 Ministério das Relações Exteriores - Administração Direta

00CB Concessão de Bolsas de Estudo a Alunos Estrangeiros, no Sistema Educacional Brasileiro

Lei nº 14.600, de 19 de junho de 2023; Decreto nº 11.923, de 15 de fevereiro de 2024; Decreto nº 11.357, de 01 de janeiro de 2023; Acordos culturais, educacionais ou de ciência e tecnologia firmados pelo Brasil. Portaria Interministerial MEC/MRE n. 7, de 4 de junho de 2024, que regulamenta a operacionalização do Programa de Estudantes-Convênio na modalidade de Graduação - PEC-G e de Português como Língua Estrangeira - PEC-PLE; Portaria Conjunta nº 936, de 24 de novembro de 2024, que regulamenta o Programa de Estudantes-Convênio em sua modalidade de Pós-Graduação - PEC-PG; Portaria MRE n. 572, de 19 de dezembro de 2024, que regulamenta o Programa Guimarães Rosa de Apoio ao Estudante-Convênio

00CC Concessão de Bolsas de Estudo a Pessoas Negras (Pretas e Pardas) Candidatas à Carreira Diplomática

Lei nº 13.844, de 18 de junho de 2019; Lei nº 12.288, de 20 de julho de 2010; Decreto nº 11.357, de 01 de Janeiro de 2023; Lei nº 14.133 de 1º de abril de 2021; Decreto nº 11.531, de 16 de maio de 2023; Lei nº 12.288, de 20 de julho de 2010; Lei nº 12.990, de 9 de junho de 2014; Instrução Normativa MGI nº 23, de 25 de julho de 2023; Decreto nº 11.785, de 20 de novembro de 2023; Decreto nº 8.136, de 5 de novembro de 2013 e Acordo Cooperação Técnica sobre a Ação Afirmativa no Instituto Rio Branco, celebrado em 9 de novembro de 2023, entre o Ministério das Relações Exteriores - MRE, o Ministério da Igualdade Racial – MIR, o Conselho Nacional de Desenvolvimento Científico e Tecnológico - CNPq, e a Fundação Cultural Palmares.

00PK Indenizações a Servidores Civis e Militares em Serviço no Exterior

Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.357, de 01 de Janeiro de 2023; e Lei nº 5.809, de 10 de outubro de 1972, art 8º.

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.357, de 01 de Janeiro de 2023; Parecer CONJUR/CGDI nº 35/2014, do MRE, de 21 de janeiro de 2014; Oficio nº 155 SGEX/COF/CORG/AEFI OCDE, de 19 de dezembro de 2014; Oficio nº 51/2015/SEAIN-MP, de 06 de maio de 2015; Acordo de Cooperação firmado entre o Brasil e a OCDE, de 3 de junho de 2015.

00QX Pagamento da taxa de administração do Escritório Local do Programa das Nações Unidas para o Desenvolvimento (PNUD)

Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.357, de 01 de Janeiro de 2023; Decreto 5.151, de agosto de 2005; Decreto nº 59.308 de 23 de setembro de 1966, que promulga o Acordo Básico de Assistência Técnica Brasil-ONU, de 1964; e Portaria nº 08, de 04 de janeiro de 2017, do Ministério das Relações Exteriores.

00WK Concessão de Bolsas de Estudo a Mulheres de Baixa Renda Candidatas à Carreira Diplomática

Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.357, de 01 de janeiro de 2023; Lei nº 14.133 de 1º de abril de 2021; Decreto nº 11.531, de 16 de maio de 2023; Decreto nº 11.785, de 20 de novembro de 2023; Decreto nº 11.016, de 29 de março de 2022; Decreto nº 11.016, de 2022; Lei nº 13.656, de 30 de abril de 2018.

00WL Concessão de Bolsas de Estudo a Pessoas Indígenas Candidatas à Carreira Diplomática

Lei nº 13.844, de 18 de junho de 2019; Lei nº 12.288, de 20 de julho de 2010; Decreto nº 11.357, de 01 de janeiro de 2023; Lei nº 14.133 de 1º de abril de 2021; Decreto nº 11.531, de 16 de maio de 2023; Lei nº 12.288, de 20 de julho de 2010; Decreto nº 11.785, de 20 de novembro de 2023; Decreto nº 8.136, de 5 de novembro de 2013.

00X2 Concessão de Bolsas de Estudo a Pessoas com Deficiência Candidatas à Carreira Diplomática

Lei nº 13.146, de 6 de julho de 2015; Decreto nº 3.298, de 20 de dezembro de 1999; Decreto nº 5.296, de 2 de dezembro de 2004; Lei nº 12.764, de 27 de dezembro de 2012; Decreto nº 6.949, de 25 de agosto de 2009; Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.357, de 01 de janeiro de 2023; Lei nº 14.133 de 1º de abril de 2021; Decreto nº 11.531, de 16 de maio de 2023; Decreto nº 11.785, de 20 de novembro de 2023.

169A Aquisição de Imóvel para Instalação da Chancelaria da Embaixada do Brasil em São Tomé, São Tomé e Príncipe

Lei 14.133, Art. 74, inciso V e §5º, incisos I a III

2000 Administração da Unidade

CF/88; Decreto-Lei 200, de 25 de fevereiro de 1967; Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

20I5 Serviços Consulares e de Assistência a Brasileiros no Exterior

Lei nº 13.844, de 18 de junho de 2019; Lei nº 8.666, de 21 de junho 1993, art. 123; Decreto nº 84.788 de 16 de junho de 1980; Decreto nº 1.983 de 14 de agosto de 1996 (alterado pelo Decreto nº 5.978 de 4 de dezembro de 2006); Decreto nº 7.214, de 15 de junho de 2010 (alterado pelo Decreto nº 7.987, de 17 de abril de 2013); Decreto nº 11.357, de 01 de Janeiro de 2023; Portaria nº 457, de 2 de agosto de 2010 (Manual de Serviço Consular e Jurídico) e Plano Diretor de Reforma Consular do MRE; e Portaria nº 463, de 4 de maio de 2023 (Guia de Administração dos Postos – GAP – do MRE).

20WW Relações e Negociações Bilaterais

Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

20WX Relações e Negociações Multilaterais

Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

20WY Difusão Cultural e Divulgação do Brasil no Exterior

Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.873, de 29 de Dezembro de 2023; Portaria MRE, de 4 de novembro de 2003; Portaria Interministerial MEC/MRE nº 01, de 20 de março de 2006.

20WZ Promoção Comercial e de Investimentos

Lei nº 13.844, de 18 de junho de 2019; Decreto nº 11.357, de 01 de Janeiro de 2023.

20X0 Cooperação Humanitária Internacional e Participação da Sociedade Civil

CF/88, arts. 3º e 4º; Lei nº 11.346, de 15 setembro de 2006, arts 8º e 9º; Lei nº 13.844, de 18 de junho de 2019; Decreto nº 19.841, de 22 de novembro de 1945, que promulga a Carta Geral das Nações Unidas; Decreto nº 54, de 8 de março de 1991; Decreto nº 5.811, de 21 de junho de 2006, art. 3º; Decreto nº 7.272, de 25 de agosto de 2010, arts 3º, 4º, 14, 17 e 19; Decreto 9.860, de 25 de junho de 2019; Decreto 11.357, de 1º de janeiro de 2023; e Decreto 11.407, de 31 de janeiro de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; Decreto nº 11.357, de 01 de Janeiro de 2023; Lei nº 5.809, de 10 de outubro de 1972, art. 8º, inciso III, alínea f.

2532 Cooperação com Países de Língua Portuguesa e Países Membros de Organismos Regionais Africanos

Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

2533 Cooperação Técnica Internacional

Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023. Acordos de Cooperação firmados com os países parceiros; e Portaria MRE nº 08 de 4 de janeiro de 2017.

2534 Formação e Aperfeiçoamento de Diplomatas

Lei nº 13.844, de 18 de junho de 2019; Lei nº 11.440, de 29 de dezembro de 2006; Decreto nº 11.357, de 01 de Janeiro de 2023; Portarias GM/MRE nº 188 e 189, ambas de 14 de março de 2014; e Portaria IRBR de 15 de dezembro de 2016; Instrução Normativa SGP/SEDGG/ME nº. 64, de 5 de setembro de 2022; e Portaria MRE nº. 585, de 20 de fevereiro de 2025.

2536 Demarcação de Fronteiras

Lei n. 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

6105 Relações e Negociações no âmbito do Sistema de Solução de Controvérsias da Organização Mundial do Comércio (OMC)

Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

8495 Realização de Eventos Internacionais Oficiais

Lei nº 13.844, de 18 de junho de 2019; e Decreto nº 11.357, de 01 de Janeiro de 2023.

35201 Fundação Alexandre de Gusmão

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

2367 Análise e Divulgação da Política Externa Brasileira, de Relações Internacionais e da História Diplomática do Brasil

Lei nº 5.717, de 26 de outubro de 1971; Decreto nº 10.943, de 24 de janeiro de 2022; Portaria da FUNAG nº 65, de 8 de fevereiro de 2022.

36201 Fundação Oswaldo Cruz

13DW Construção do Complexo Industrial de Biotecnologia em Saúde (CIBS)

Lei de aprovação do PPA; Lei de Diretrizes Orçamentárias; Lei Orçamentária Anual; Lei nº 8080/90; Lei nº 8142/90; e Resolução da Diretoria Colegiada nº 17/2010.

15VW Construção da Fábrica de Plataformas Vegetais de Produção de Imunobiológicos da Fiocruz Ceará

Lei 13.971/2019; Lei de Diretrizes Orçamentárias; Lei Orçamentária Anual; Lei 8080/90; Lei 8142/90; Lei 10.973/2004 (Lei de Inovação).

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei 200, de 1967; e Lei nº 13.502, de 1º de novembro de 2017.

20K1 Plataformas para o Desenvolvimento Tecnológico em Saúde

Lei Orçamentária Anual; Lei de Diretrizes Orçamentárias; Lei de Aprovação do PPA; Lei 8080/90; Lei 8142/90; Lei Nº 10.973, de 2 de dezembro de 2004 (Lei da Inovação) e Decreto Nº 9.283, de 07 de fevereiro de 2018

20Q7 Preservação do Patrimônio Histórico e Cultural de Ciência e da Saúde na Fiocruz

Constituição Federal/1988; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 28/12/1990; e Lei Complementar nº 141. de 13/01/2012

20YD Educação e Trabalho na Saúde

Constituição Federal/1988; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 28/12/1990; Lei Complementar nº 141. de 13/01/2012; Portaria de Consolidação nº 2; Portaria de Consolidação nº 5; e Portaria de Consolidação nº 6; Portaria Interministerial nº 7, de 16 de setembro de 2021. Portaria Interministerial nº 9, de 13 de outubro de 2021.

20YE Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças

Lei n.º 6.259 de 30/10/75; Lei n.º 8.080 de 19/09/90; Lei nº 14.133/ 21; Lei Complementar 141 de 13 de janeiro de 2012; Decreto 7.508/2011; Decreto nº 11.358/2023; Decreto nº 11.798, de 2023; Portaria GM/MS nº 1.841, de 5 de agosto de 2021; Portaria SVS n.º 34 de 26/11/03; Portaria GM/MS nº 1.378/2013; Portaria 1.498 de 19/07/2013; Portaria GM/MS nº 1271 de 06/06/2014.

21BF Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde

Lei nº 8080/1990 (SUS); Lei nº 8142/1990 (Gestão do SUS); Lei nº 10.973/2004 (Lei de Inovação); Decreto nº 9.283, DE 7 de fevereiro de 2018 (Regulamenta a Lei de Pesquisa e Inovação); Portaria de Consolidação nº 2, de 28 de setembro de 2017, Capítulo III, art. 8º, inciso III; Portaria GM/MS nº 4.021, de 16 de novembro de 2022; e Portaria GM/MS nº 4.282, de 12 de dezembro de 2022.

21DA Modernização de Unidades da Fundação Oswaldo Cruz

Lei nº 8080/1990, Lei da Inovação (Lei nº 10.973/2004); Lei do Plano Plurianual, Lei de Diretrizes Orçamentárias, Lei Orçamentária Anual..

21IA Implementação de novas tecnologias para a vigilância e o controle do aedes aegypti

.Lei nº 8080/1990; Lei nº 8142/1990; Lei Complementar nº 141 de 13 de janeiro de 2012; Decreto nº 7.508/2011; Nota Informativa nº 28/2023-CGARB/DEDT/SVSA/MS; ofício nº 100/2025/SEI/DIRE3/ANVISA

4368 Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico

Lei 8.080/90, Resolução CNS 338/2004, Lei 12.401/2011, Decreto nº 7.508/2011, Portaria de Consolidação GM/MS Nº 02/2017, Portaria de Consolidação GM/MS Nº 06/2017; Portaria GM/MS nº 6.324, de 26 de dezembro de 2024

4370 Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais

Lei nº 8080/1990; Lei nº 8142/1990; Lei 9313/96; Lei nº 8666/93; Lei nº 14.133/2021; Decreto nº 1232/1994; Decreto nº 11.798/2023; Portaria MS/GM 699/2006; Portaria MS/GM 204/2007; Portaria GM/MS 1378/2013; Portaria de Consolidação GM/MS nº 4/2017; Portaria de Consolidação GM/MS nº 6/2017; Portaria MS/GM 3992/2017.

4705 Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado

Lei 8.080/90, Lei 12.401/2011, Decreto nº 7.508/2011, Decreto nº 7646/2011, Portaria Consolidação nº 2/2017 e Portaria de Consolidação nº 6/2017; Portaria GM/MS nº 6.324, de 26 de dezembro de 2024

6174 Análise da Qualidade de Produtos e Insumos de Saúde

Lei do Plano Plurianual; Lei de Diretrizes Orçamentárias; Lei Orçamentária Anual.

6179 Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia

Constituição Federal/1988; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 28/12/1990; e Lei Complementar nº 141. de 13/01/2012

6516 Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia

Constituição Federal de 1988; Lei n° 10.205, de 21/03/2001; Lei Complementar nº 141 de 13/01/2012; Decreto n° 3.990/2001; Decreto nº 5.045, de 08/04/2004; Resolução RDC/Anvisa n° 151, de 21/08/2001; Portaria MS nº 158, de 4 de fevereiro de 2016; Portaria GM/MS nº 298, de 09/02/2018; Portaria de Consolidação nº 1, de 28/09/2017; Portaria de Consolidação nº 2, de 28/09/2017; Portaria de Consolidação nº 4, de 28/09/2017; Portaria de Consolidação nº 6, de 28/09/2017; Portaria de Consolidação nº 5, de 28/09/2017; Portaria nº 1.710/2020-HEMOBRAS; Portaria Conjunta nº 7, de 23/02/2018; Portaria Conjunta nº 5, de 19/02/2018; Portaria nº 298, de 09/02/2018; RDC/Anvisa n° 151/2001; PCDT/DF. Nº 5/2018; Portaria interministerial nº 128, de 29 de maio de 2008; Portaria nº 3.916, de 10/11/1998;

8305 Atenção de Referência e Pesquisa Clínica

Lei nº 8080/1990; Lei nº 8142/1990; Lei do Plano Plurianual; Lei de Diretrizes Orçamentárias; Lei Orçamentária Anual.

8327 Manutenção de Serviço Laboratorial de Referência para o Controle de Doenças

Lei do Plano Plurianual; Lei de Diretrizes Orçamentárias; Lei Orçamentária Anual; Portaria SVS/MS nº 70/2004.

36210 Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO

163C Construção do Centro de Apoio ao Diagnóstico e Terapia do Grupo Hospitalar Conceição S.A (GHC) - PAC

Decreto n° 11.798, de 28 de novembro de 2023, Anexo I, art. 2°, inciso V, alínea "c", item 2.

6149 Residência de Profissionais de Saúde - SUS

Constituição Federal de 1988, Lei nº 8.080/90

6217 Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde

Constituição Federal, Leis 8080/90, 8142/90.

36211 Fundação Nacional de Saúde

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei 200, de 1967; e Lei nº 13.502, de 1º de novembro de 2017.

20AF Apoio ao Controle e à Vigilância da Qualidade da Água para Consumo Humano para Prevenção e Controle de Doenças e Agravos

Constituição Federal de 1988; Lei nº 8.080/1990; Lei nº 9.433/1997; Lei nº 11.445/2007; Lei nº14.026/2020; Lei nº 12.340/2010; Lei nº 6.938/1981; Lei nº 12.305/2010; Lei nº11.107/2005; Lei 9.605/98; Decreto nº11.223/2022; Decreto nº 5.440/2005;; Instrução Normativa SVS nº 01/2005; Anexo XX da Portaria de Consolidação MS nº 05/2018; Portaria GM/MS Nº 2.472/202; Portaria MS nº 2.914/2011; Portaria MS nº 372/2005; Portaria GM/MS nº888/21, do Conselho Nacional de Saúde, que institui a Política Nacional de Vigilância em Saúde; Resolução Conama nº 357, de 17 de março de 2005; Resolução Conama nº 396, de 3 de abril de 2008 e Portaria nº 518/2004.

20AG Apoio à Gestão dos Sistemas de Saneamento Básico em Municípios de até 50.000 Habitantes

Lei n. 11.445/2007 com redação dada pela Lei n. 14.026/2020; Lei n. 10.257/01; Lei n. 8.080/1990; Lei n. 11.107/2005; Decreto n. 7.217/2010; Decreto n. 10.426/2020; Decreto nº 11.599/2023

20AM Apoio à Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos

Constituição Federal de 1988, Lei nº 14.026/2020, Lei 8.080/1990, Lei 11.445/2007, Lei 12.305/2010, Decreto nº 11.467, de 2023, Decreto nº 10.936/2022, Lei nº 13.019/2014 e Decreto 8.726/2016.

20K2 Fomento à Pesquisa e ao Desenvolvimento Tecnológico, com vistas ao Aprimoramento e à Sustentabilidade dos Serviços e Ações de Saúde Ambiental

Lei Complementar Nº 141, De 13 De Janeiro De 2012; Lei Nº 13.204, De 14 De Dezembro De 2015; Lei Nº 13.243, De 11 De Janeiro De 2016; Lei Nº 6.938, De 31 De Agosto De 1981; Lei Nº 6.938, De 31 De Agosto De 1981; Lei Nº 8.080, De 19 De Setembro De 1990; Lei Nº 9.433, De 8 De Janeiro De 1997; Lei Nº 9.433, De 8 De Janeiro De 1997; Lei Nº 9.605, De 12 De Fevereiro De 1998; Lei Nº 9.790, De 23 De Março De 1999; Lei Nº 14.026, De 2020; Decreto Nº 10.426, De 16 De Julho De 2020; Decreto Nº 11.223, De 5 De Outubro De 2022; Decreto Nº 5.440, De 4 De Maio De 2005; Decreto Nº 9.283, De 7 De Fevereiro De 2018; Portaria Gm/Ms Nº 888, De 4 De Maio De 2021; Portaria Ms Nº 372/2005.

20Q8 Apoio à Implantação e Manutenção de Sistemas e Soluções de Saneamento Ambiental

Lei nº 8.080/90; Lei nº 6.938/1981; Lei nº 11.936, de 14 de maio de 2009; Lei nº 14.026/2020; Decreto Executivo nº 5.472, de 20 de junho de 2005; Decreto nº 11.531/2023; Decreto nº 11.223/2022; Portaria nº 1.172/2004/GM; Resolução Conama nº 420, de 28 de dezembro de 2009, alterada pela Resolução Conama nº 460, de 30 de dezembro de 2013; Instrução Normativa SEGOV/PR nº 2, de 23 de dezembro de 2019; e Portaria Funasa nº 3.385, de 31 de julho de 2020.

20T6 Fortalecimento da Saúde Ambiental para Redução dos Riscos à Saúde Humana

Constituição Federal de 1988, Lei nº 8.080/1990, Lei nº 11.445/2007, Lei nº 14.026/2020, Decreto nº 11.223/2022, Decreto n° 5.440/2005, Portaria GM/MS nº 888/21, Resolução nº 588/2018, do Conselho Nacional de Saúde, que institui a Política Nacional de Vigilância em Saúde (PNVS).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

21C9 Implantação, ampliação ou melhoria de ações e serviços sustentáveis de saneamento básico em pequenas comunidades rurais (localidades de pequeno porte) ou em comunidades tradicionais (remanescentes de quilombos)

Lei Complementar nº 141/2012; Lei 8080/1990; Lei 11.445/2007; Lei nº 6.938/1981; Lei nº 9.433/1997; Lei nº 12.305/2010; Lei nº 14.026/2020; Decreto nº 5.440/2005; Decreto nº 7217/2010; Plansab (Portaria Interministerial 571/2013); Decreto nº 11.223/2022; Portaria nº 3.174/2019; Decreto 11.599/2023

21CA Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Abastecimento de Água em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)

Constituição Federal de 1988; Lei Nº 14.026/2020; Lei Nº 11.445/2007; Lei Nº 9.433/1997; Lei Nº 8.080/1990; Decreto nº 11.599/2023; Decreto Nº 7.508/2011; Decreto Nº 7.217/2010; Plansab (Portaria Interministerial Nº 571/2013).

21CB Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Esgotamento Sanitário em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)

Constituição Federal de 1988; Lei Nº 14.026/2020; Lei Nº 11.445/2007; Lei Nº 8.080/1990; Decreto nº 11.467/2023 ; Decreto Nº 7.508/2011; Decreto Nº 7.217/2010; Plansab (Portaria Interministerial Nº571/2013)

21CC Apoio a Implantação e Melhoria de Sistemas Públicos de Manejo de Resíduos Sólidos em Municípios de até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)

Constituição Federal de 1988, Lei nº 14.026/2020, Lei nº 8.080/1990, Lei nº 11.445/2007, Lei nº 11.107/2005, Lei nº 12.305/2010, Decreto nº 11.467/2023, Decreto nº 10.936, de 12 de janeiro de 2022, Decreto nº 11.043, de 13 de abril de 2022.

21CG Implantação e Melhoria de Serviços de Drenagem e Manejo das Águas Pluviais Urbanas para Prevenção e Controle de Doenças e Agravos

Constituição Federal de 1988; Lei Complementar nº 141/2012; Lei nº 6.938/1981; Lei nº 14.026/202; Lei nº 11.445/2007; Lei nº 8.080/1990; Lei nº 12.305/2010; Lei Federal 10.257, de 2001; e Decreto nº 10.558/2020 Decreto 11.599/2023.

21CH Implantação de Melhorias Habitacionais para Controle da Doença de Chagas

Constituição Federal de 1988; Lei Complementar nº 141/2012; Lei 8.080/1990; Lei 11.445/2007; Lei nº 14.026/2020; Decreto nº11.223/2022; Portaria nº 1.378, de 9 de julho de 2013; Portaria nº 2.446, de 11 de novembro de 2014..

21CI Apoiar a implementação de Melhorias Sanitárias Domiciliares em Localidades Urbanas de Municípios com População até 50.000 Habitantes, de forma a contribuir para a Prevenção e Controle de Doenças e Agravos

Constituição Federal de 1988; Lei Complementar nº 141/2012; Lei 8.080/1990; Lei 11.445/2007; Lei nº 6.938/1981; Lei nº 14026/2020; Lei nº 9433/1997; Lei Federal nº 12.305/2010; Decreto 11.599/2023; Decreto nº 11.223/2022 e Portaria nº 1.172/2004/GM.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 9.991/2019

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 11.363, de 1º de janeiro de 2023.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

Ação Orçamentária / Base Legal

6881 Modernização e Desenvolvimento de Sistemas de Informação da FUNASA

Lei Complementar nº 141/2012; Lei n.º 8080/1990

6908 Fomento à Educação em Saúde Ambiental voltada à Promoção da Saúde

Lei Complementar nº 141/2012; Lei nº 8.080/1990; Lei nº 8.142/1990, Lei nº 11.445/2007; Lei nº 12.305/2010; Lei nº 6.938/1981; Lei nº 14.026/2020; Lei nº. 9.795/1999; Lei nº 14.393/2022; Decreto Presidencial nº 7.217/2010; Decreto nº 10.936/2022; Decreto nº 11.223/2022; Portaria Funasa nº 560/2012 e Portaria Funasa nº 586/2014

36212 Agência Nacional de Vigilância Sanitária - ANVISA

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Lei n° 9.782/99, inciso XXIII do art. 7°: "Compete à Agência proceder à implementação e à execução do disposto nos incisos II a VII do art. 2° desta Lei, devendo: (...) XXIII - fomentar o desenvolvimento de recursos humanos para o sistema e a cooperação técnico-científica nacional e internacional; (...)".

PLDO-2026, Art. 12. O Projeto de Lei Orçamentária de 2026, a respectiva Lei e os créditos adicionais discriminarão, em categorias de programação específicas, as dotações destinadas a:

XVIII - anuidade ou participação regular em entidades nacionais e organismos nacionais ou internacionais de direito privado, devendo cada ação identificar nominalmente o beneficiário, ressalvada a despesa de até R$ 2.000.000,00 (dois milhões de reais) ou o equivalente na moeda estrangeira em que o compromisso tenha sido estipulado, conforme taxa de câmbio utilizada como parâmetro na elaboração do Projeto de Lei Orçamentária, cuja dotação poderá ser consignada na ação "00PW - Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica" ou na ação "00UU - Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica";

2000 Administração da Unidade

CF 1988; Decreto-Lei 200/1967.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Portaria Anvisa nº 1.211/2015. Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 9.991, de 28 de agosto de 2019, alterado pelo Decreto nº 10.506, de 2 de outubro de 2020. Instrução normativa SGP/ME n. 21/2021

8719 Vigilância Sanitária de Produtos, Serviços e Ambientes

Constituição Federal, Art. nos 196 a 200, Lei no 8.080, de 1989, Lei no 9.782, de 1999, Lei nº 13.848/2019 - Lei Geral das Agências Reguladoras

36213 Agência Nacional de Saúde Suplementar - ANS

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Art. 12 LDO

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

art. 12 da LDO.

2000 Administração da Unidade

CF 1988; Decreto-Lei 200/1967; Lei 9.961/00.
art. 45 da Lei Complementar nº 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

4339 Qualificação da Regulação e Fiscalização da Saúde Suplementar

Lei 9.656/98; 9.961/00; e 13.848/2019. RN 323/2013; RN 368/2015; RN 372/2015; RN 384/2015; RN 395; RN 396/2016; RN 398; RN 409/2016; RN 413; RN 424; RN 431; RN 434; RN 438; RN 441; RN 451/2020; RN 449/2020; RN 562/2022; RN 566/2022; RN 486/2022; RN 564/2022; RN 543/2022; RN 503/2022; RN 512/2022; RN 567/2022; RN 483/2022; RN 462/2020; RN 462/2021; RN 505/2022; RN 521/2022; RN 574/2023; RN 524/2022; IN 10/2022; RN 551/2022; RN 532/2022; RN 522/2022; IN 523/2022; RN 510/2022; RN 561/2022; RN 479/2022; RN 465/2021; RN 517/2022; IN 557/2022; RN 506/2022; RN 518/2022;

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 5.707/2006.

8727 Aperfeiçoamento do Sistema de Informação para Saúde Suplementar

Lei 9.656/98; 9.961/00; e 13.848/2019. RN 449/2020; RN 501/2022; RN 500/2022; RN 501/2022; RN 502/2022; RN 497/2022; RN 389/2015; RN 500/2022; RN 502/2022; RN 462/2020; RN 509/2022; RN 464/2020; IN 30/2022; IN 8/2022; IN 8/2023; IN 26/2022

36901 Fundo Nacional de Saúde

00NJ Doação à Agência Internacional de Compra de Medicamentos para Países em Desenvolvimento - UNITAID

Lei nº 12.413, de 31 de maio de 2011.

00NK Doação à Aliança Global para Vacinas e Imunização - GAVI

Lei nº 12.413, de 31 de maio de 2011.

00QB Contribuição Voluntária à Agência Internacional de Pesquisa sobre Câncer (IARC - International Agency for Research on Cancer)

Lei que dispõe sobre as diretrizes para a elaboração e execução da Lei Orçamentária do ano e dá outras providências. Decreto nº 8.666, de 10 de fevereiro de 2016 que cria a Comissão Interministerial de Participação em Organismos Internacionais - Cipoi e dá outras providências. Admissão do Brasil como Estado participante aprovada pelo Conselho Diretor da IARC, na sessão de 16-17 de maio de 2013, de acordo com o estabelecido em seu Estatuto.

00UB Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias

Constituição Federal de 1988; Emenda Constitucional nº 120/2022; Lei Complementar nº 141/2012; Lei nº 11.350/2006; Lei 12.994/2014; Lei nº 8.080/80; Lei nº 8.142/90; Lei nº 13.708/2018; Decreto nº 1.232/94; Decreto nº 7.508/2011; Decreto nº 11.358/2023; Decreto nº 8.474/2015; Portaria de Consolidação GM/MS nº 4/2017; Portaria de Consolidação GM/MS nº 6/2017; Portaria GM/MS nº 3.992/2017;Portaria GM/MS nº 2.663/2019; Portaria GM/MS nº 3.311/2019; Portaria GM/MS nº 828/2020.

00UC Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde

Constituição Federal de 1988; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Portaria de Consolidação nº 2/GM/MS, de 28/09/2017; Portaria de Consolidação nº 5/GM/MS, de 28/09/2017; Portaria de Consolidação nº 6/GM/MS, de 28/09/2017;

00UW Assistência Financeira Complementar aos Estados, ao Distrito Federal e aos Municípios para o Pagamento do Piso Salarial dos Profissionais da Enfermagem

Constituição Federal de 1988, art. 198, §12 a §15; Emenda Constitucional nº 124/2022; Emenda Constitucional nº 127/2022; Lei nº 14.434, de 4 de agosto de 2022.

0220 Contribuição à União Internacional contra o Câncer - UICC (MS)

Lei que dispõe sobre as diretrizes para a elaboração e execução da Lei Orçamentária do ano. Contribuição a organismo internacional sujeito de direito interno. Trata-se de ato discricionário do poder executivo, dispensada autorização legislativa conforme o disposto no art. 49 da CF - Parecer CONJUR 0341-1.16, de 2 de abril de 2009.

09LP Participação da União no Capital Social - Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS

Lei nº 10.972, de 2 de dezembro de 2004; Lei nº 10.934, de 11 de agosto de 2004.

169C Implantação do Primeiro Hospital Inteligente do Brasil

Portaria GM/MS nº 3.232/2024; Portaria GM/MS nº 3.691/2024

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei 200, de 1967; e Lei nº 13.502, de 1º de novembro de 2017.

2016 Funcionamento do Conselho Nacional de Saúde

Lei nº 14.600, de 19 de junho de 2023; Lei nº 8.142/1990; Lei nº 8.490, de 19 de novembro de 1992; Lei nº 8.080, de 19 de setembro de 1990; Decreto n.º 7.508/2011; Lei Complementar n.º 141/2012; Resolução nº 407/2008 (texto alterado pela Resolução nº 435/2010); Decreto nº 5.839/2006.

20AB Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária

Constituição Federal de 1988, Lei 8.080/1990, Lei 9.782/1990.

20AE Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde

Lei nº 8.080/90, Lei nº 12.401/2011; Decreto nº 7.508/2011; Portaria GM/MS nº 3.916/1998; Resolução nº 338/2004/CNS; Portaria de Consolidação GM/MS nº 06/2017 - Título I, Capítulo II; retificação do Art. 537, Título V, Capítulos I e VI; Portaria de Consolidação GM/MS nº 02, de 28 de setembro de 2017 - Título III - Capítulo II - Art. 35 e 36, Portaria GM/MS nº 11 de 13 de março de 2017, Portaria de Consolidação GM/MS nº 01, de 28 de setembro de 2017, Art. 42 a 46, Portaria SCTIE/MS nº 30, de 11 de junho de 2019 e Portaria SCTIE/MS nº 40, de 26 de abril de 2022, Portaria SECTICS/MS nº 58 de 28 de novembro de 2024 e Portaria SECTICS/MS nº 59 de 28 de novembro de 2024; Portaria GM/MS nº 6.324, de 26 de dezembro de 2024

20AH Organização dos Serviços de Assistência Farmacêutica no SUS

Lei 8.080/90; Resolução CNS 338/2004; Lei 12.401/2011, Decreto nº 7.508/2011, Portaria de Consolidação nº 5/2017 (Origem: PRT MS/GM 1214/2012); e Portaria de Consolidação GM/MS nº 06/2017 - Título I, Capítulo II.

20AI Auxílio-Reabilitação Psicossocial aos Egressos de Longas Internações Psiquiátricas no Sistema Único de Saúde (De Volta Pra Casa)

Constituição Federal de 1988; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Lei nº 10.216, de 06/04/2001; Lei nº 10.708, de 31/07/2003; Portaria de Consolidação n° 3/GM/MS, de 28/09/2017; e Portaria de Consolidação n° 5/GM/MS, de 28/09/2017; e Portaria GM/MS nº 1.108, de 31/05/2021.

20AL Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde

Lei nº 8080/80;Lei nº 8142/90;Decreto nº 7508/2011; Decreto nº 11.798/2023; Lei Complementar nº 141/2012; Portaria SVS/MS nº 15/2013;Portaria SVS/MS nº 47/2016; Portaria de Consolidação GM/ MS nº 4/2017;Portaria de Consolidação GM/ MS nº 5/2017;Portaria de Consolidação GM/ MS nº 6/2017;Portaria MS/GM nº 3992/2017; Portaria GM/MS nº 2.663/2019;Portaria GM/MS nº 828/2020.

20K3 Avaliação e Incorporação de Tecnologias de Saúde no Âmbito do SUS

Lei nº 8.080, de 19 de setembro de 1990; Lei nº 12.401, de 28 de abril de 2011; Lei nº 14.313, de 21 de março de 2022; Portaria nº 146, de 26 de janeiro de 2021 (REBRATS); Decreto nº 7.508, de 28 de junho de 2011; Decreto nº 7.646, de 21 de dezembro de 2011; Decreto nº 8.901, de 10 de novembro e 2016; Decreto nº 11.161, de 4 de agosto de 2022; Portaria/GM nº 2.690 de 05 de novembro de 2009 (Política Nacional de Gestão de Tecnologias em Saúde); Portaria de consolidação nº 03, de 28 de setembro de 2017 (Consolidação das normas sobre as redes dos Sistema Único de Saúde)

20K5 Apoio ao Uso de Plantas Medicinais e Fitoterápicos no SUS

Decreto nº 5.813, de 22 de junho de 2006;
Portaria Interministerial nº 2.960, de 9 de dezembro de 2008

20K7 Apoio ao Desenvolvimento e Modernização de Estruturas Produtivas e Tecnológicas para fortalecimento do Complexo Econômico-Industrial da Saúde

Lei nº 8.080/1990, Lei nº 8.666/1993, Lei nº 14.133/2021, Lei nº 10.973/2004, Lei nº 13.243/2016, Decreto nº 11.531/2023, Decreto nº 11.715/2023, Decreto nº 9.283/2018, Decreto nº 10.426/2020, Decreto nº 10.534/2020, Portaria Interministerial nº 128/2008, Portaria Interministerial nº 424/2016 (e alterações), Portaria Interministerial nº 1.409/2018, Portaria de Consolidação MS nº 5/2017 Anexo XCV, Portaria GM/MS Nº 2.915/2022, Portaria de Consolidação MS nº 6/2017, Portaria GM/MS Nº 1.354/2023, Portaria GM/MS Nº 2.261/2023 e Portaria GM/MS Nº 2.262/2023.

20QF Pesquisas, Ensino e Inovações Tecnológicas em Saúde, Primatologia, Meio Ambiente e Medicina Tropical

Lei 8.080/1990; Lei 8.142/1990; Decreto 1.232/1994; Decreto nº 7.508/2011; Decreto nº 11.798/2023; Portaria/GM 399/2006; Portaria/GM 699/2006; Portaria/GM 204/2007; LC nº 141/2012.

20QG Atuação Internacional do Ministério da Saúde

Lei 8.080/1990; Constituição Federal (artigos 165 e 195); Lei 8112/1991(art. 11 e 27); Decisões do Conselho do Mercado Comum (CMC) e Resoluções do Grupo Mercado Comum (GMC); Decreto nº 5.151, de 22 de julho de 2004.

20QH Alimentação e Nutrição para a Saúde

Constituição Federal/1988; Lei nº 8.080, de 19/09/1990; Lei nº 11.346, de 15/09/2006; Decreto nº 7.272, 25/08/2010; Decreto nº 7.508, de 28/06/2011; Decreto nº 8.553, de 03/11/2015; Decreto nº 11.531, de 16 de maio de 2023; Decreto Nº 11.422, de 28/02/2023; Decreto nº 11.679, de 31 de agosto de 2023; Portaria GM/MS nº 1.274, de 07/07/2016; Portaria Interministerial MDS e MS nº 25, de 01/09/2023; Portaria GM/MS Nº 1.723, de 03/11/2023.

20QI Implantação e Manutenção da Força Nacional do Sistema Único de Saúde (FN-SUS)

Constituição Federal/1988; Lei 8080/90; Lei 8142/90; Decreto n.º 7.616/2011, Portaria de Consolidação GM/MS nº 1, de 28 de setembro de 2017.

20SP Operacionalização do Sistema Nacional de Transplantes

Constituição Federal/1988; Lei nº 9.434, de 04/02/1997; Lei nº 8.080, de 19/09/1990; Decreto nº 9.175, de 18/10/2017; Portaria de Consolidação nº 6, de 28/09/2017; Portaria de Consolidação nº 4, de 28/09/2017; Portaria GM/MS nº 2.758, de 11/12/2014.

20YD Educação e Trabalho na Saúde

Constituição Federal/1988; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 28/12/1990; Lei Complementar nº 141. de 13/01/2012; Portaria de Consolidação nº 2; Portaria de Consolidação nº 5; e Portaria de Consolidação nº 6; Portaria MS nº 3.241 de 7/12/2020. Portaria Interministerial nº 7, de 16 de setembro de 2021. Portaria Interministerial nº 9, de 13 de outubro de 2021. Portaria Interministerial nº 1.329, de 27 de outubro de 2023

Ação Orçamentária / Base Legal

Portaria Interministerial nº 1.328, de 27 de outubro de 2023; Portaria GM/MS n° 1.133, de 16 de agosto de 2023; Medida Provisória nº 1.301 de 30 de maio de 2025; Portaria GM/MS nº 7.177, de 10 de junho de 2025

20YE Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças

Lei n.º 6.259 de 30/10/75; Lei n.º 8.080 de 19/09/90; Lei nº 14.133/ 21; Lei Complementar 141 de 13 de janeiro de 2012; Decreto 7.508/2011; Decreto nº 11.358/2023; Decreto nº 11.798, de 2023; Portaria GM/MS nº 1.841, de 5 de agosto de 2021; Portaria SVS n.º 34 de 26/11/03; Portaria GM/MS nº 1.378/2013; Portaria 1.498 de 19/07/2013; Portaria GM/MS nº 1271 de 06/06/2014.

20YJ Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente

Lei nº 8.080/90; Lei nº 8.142/90;Lei n.º 6.259 de 30/10/75; Lei Complementar nº 141 de 13 de janeiro de 2012; Decreto 7.508/2011; Decreto nº 11.358/2023; Portaria/GM n.º 1.929 de 09/10/03; Portaria SVS 116/2009; Portaria/SVS n.º 09 de 01/03/04, Portaria nº 224 de 15/07/2011. Portaria 1.378/2013.

20YN Sistemas de Tecnologia de Informação e Comunicação para a Saúde (e-Saude)

Constituição Federal, art. 196 e 200; Leis 8080/90, 8142/90; Decretos: 7.508/2011; Portaria nº 589/2015.

20YP Promoção, Proteção e Recuperação da Saúde Indígena

Constituição Federal, Título VIII Capítulo VIII- Indio Art. 193-231; Lei nº 8.080/1990; Lei nº 8.142/90; Lei nº 9.836/1999; Lei Nº 12.314/2010; Lei Complementar nº 141/2012; Decreto nº 3.156/1999; Portaria nº 254/2002; Resolução nº 453/2012; Portaria nº 69/2018; Portaria nº 519/2015; Portaria nº 2.663/2017. Decreto nº 11.098, de 2022; Portaria n°1801/2015; Portaria n°1317/ 2017; Portaria Conjunta SESAI/FUNAI Nº 4.094/2018; Portaria nº 6/GM/MS; Portaria nº 3992/2017; Decreto nº 7.508/2011; Portaria nº 15/2014; Portaria nº 519/2015; Portaria nº 2.656/2007; Portaria GM/MS nº 2914/2011; Lei nº 11.445/2007; Lei nº 12.305/10; Portaria GM/MS nº 3.021/2020; Política Nacional de Práticas Integrativas e Complementares no SUS (Portaria nº 971GM/MS de 3 de maio de 2006). Política Nacional de Saúde Bucal (Lei nº LEI Nº 14.572 DE 08 DE MAIO DE 2023. Política Nacional de Promoção da Saúde (Portaria de Consolidação nº 2 de 28 de setembro de 2017), Política Nacional de Atenção Básica (Portaria nº 2.436, de 21 de setembro de 2017), Política Nacional de Educação Popular em Saúde (Portaria nº 2.761, de 19 de novembro de 2013), Política Nacional de Gestão Estratégica e Participativa (Portaria n.º 3.027, de 26 de novembro de 2007).

20YQ Apoio Institucional para Aprimoramento do SUS

Lei n º 8.080/90

20YR Manutenção e Funcionamento do Programa Farmácia Popular do Brasil Pelo Sistema de Gratuidade

Lei nº 10.858, de 13 de abril de 2004; Decreto nº 5.090, de 20 de maio de 2004; e Anexo LXXVII da PRC-5 - Portaria de Consolidação nº 5, de 28 de setembro de 2017.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Art. 218 da Constituição Federal; Lei nº 9.637 de 15/05/98; Decreto n.º 2405 de 26/11/1997; Decreto n.º 4078/02;Decreto n.º 4.077/02;Decreto nº 3.605/2000; Decreto s/n, de 4 de junho de 1999; Contratos de Gestão celebrados entre a União e as Organizações Sociais e Contratos de Gestão a serem celebrados entre a União e as Organizações Sociais.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

217U Apoio à Manutenção dos Polos de Academia da Saúde

Constituição Federal de 1988; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Portaria GM/MS nº 3.110, de 26/12/2011; Portaria de Consolidação nº 1/GM/MS, de 28/09/2017; Portaria de Consolidação nº 5/GM/MS, de 28/09/2017; Portaria de Consolidação nº 6/GM/MS, de 28/09/2017; e Portaria GM/MS nº 2.979, de 12/11/2019.

218U Apoio ao Custeio de Despesas Institucionais de Entidades Representativas dos Entes Estaduais e Municipais no Âmbito da Saúde - Conass e Conasems

Lei nº 12.466, de 2011; Lei nº 8.080, de 1990; Portaria nº 3.618, de 16 de dezembro de 2021

219A Piso de Atenção Primária à Saúde

Constituição Federal de 1988; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Lei nº 12.594, de 18/01/2012; Decreto Nº 1.232, de 30 de agosto de 1994 (repasse regular e automático de recursos do Fundo Nacional de Saúde); Portaria de Consolidação nº 2/GM/MS, de 28/09/2017; Portaria de Consolidação nº 5/GM/MS, de 28/09/2017; e Portaria GM/MS nº 3.493, de 10 de abril de 2024 (novo financiamento da APS).

21BF Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde

Lei nº 8080/1990; Lei nº 8142/1990; Lei nº 10.973/2004 (Lei de Inovação); Lei nº 14.133/2021; Decreto nº 10.426/2020; Lei do Plano Plurianual; Lei de Diretrizes Orçamentárias; Lei Orçamentária Anual; Portaria conjunta MGI/MF/CGU nº 33/2023; e Portaria de Consolidação GM/MS nº1/2017, Título III, Cap. VI.

21BG Formação e Provisão de Profissionais para a Atenção Primária à Saúde

Constituição Federal de 1988; Emenda Constitucional nº 95, de 15/12/2016; Lei Complementar nº 101, de 04/05/2000; Lei Complementar nº 141, de 13/01/2012; Lei nº 4.320, de 17/03/1964; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Lei nº 12.871, de 22/10/2013; Lei nº 14.621/2023; Decreto nº 10.426, de 16/07/2020; Portaria Interministerial nº 604/2023; Portaria de Consolidação nº 2/GM/MS, de 28/09/2017; e Portaria de Consolidação nº 6/GM/MS, de 28/09/2017.

21CD Implementação de Políticas de Atenção Especializada à Saúde

Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Lei nº 9.637, de 15/05/1998; Lei nº 10.098, de 19/12/2000; Lei nº 10.216, de 06/04/2001; Lei nº 11.578, de 26/11/2007 e alterações; Lei nº 13.146, de 06/07/2015; Lei nº 14.133, de 01/04/2021; Decreto nº 10.426, de 16/07/2020; Decreto nº 11.271, de 05/12/2022; Decreto nº 11.531, de 16/05/2023; Decreto nº 11.632, de 11/08/2023; Decreto nº 11.790, de 2023;

Portaria de Consolidação MS/GM nº 1, de 28/09/2017; Portaria de Consolidação MS/GM nº 2, de 28/09/2017; Portaria de Consolidação MS/GM nº 3, de 28/09/2017; Portaria de Consolidação MS/GM nº 4, de 28/09/2017; Portaria de Consolidação MS/GM nº 5, de 28/09/2017; Portaria de Consolidação MS/GM nº 6, de 28/09/2017; Portaria de Consolidação MS/SAES nº 1, de 22/02/2022; Portaria GM/MS nº 1.604, de 18/10/2023; Lei n° 14.758, de 19 de Dezembro de 2023; Portaria GM/MS nº 3.492, de 08/04/2024; Portaria GM/MS nº 5.820, de 04/12/2024;; Portaria SAES/MS nº 1.640, de 07/05/2024; Portaria SAES/MS nº 1.976, de 20/06/2024; Portaria SAES/MS nº 2.321, de 05/08/2024; Portaria SAES/MS nº 2.324, de 06/12/2024; Portaria SAS/MS nº 482, de 06/03/2017; Portaria SCTIE/MS nº 53, de 11/11/2020; Resolução de Diretoria Colegiada ANVISA nº 503, de 27/05/2021.

21CE Implementação de Políticas de Atenção Primária à Saúde

Constituição Federal de 1988; Emenda Constitucional nº 95, de 15/12/2016; Lei Complementar nº 101, de 04/05/2000; Lei Complementar nº 141, de 13/01/2012; Lei nº 4.320, de 17/03/1964; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Lei nº 8.842, de 4/01/1994; Lei nº 9.263, de 12/01/1996; Lei nº 10.741, de 01/10/2003; Lei n° 10.778, de 24/11/2003; Lei nº 11.108, de 07/04/2005; Lei nº 11.340, de 07/08/2006; Lei nº 11.634, de 27/12/2007; Lei nº 11.664, de 29/04/2008; Lei nº 12.732, de 22/11/2012; Lei nº 12.845, de 01/08/2013; Lei nº 12.852, de 05/08/2013; Lei nº 13.257, de 08/03/2016; Lei nº 13.466, de 12/07/2017; Lei nº 13.522, de 27/11/2017; Lei nº 13.798, de 03/01/2019; Lei N° 14.423, de 22 de julho de 2022; Decreto Nº 1.232, de 30 de agosto de 1994; Decreto Nº 6.040, de 7 de fevereiro de 2007; Decreto Nº 7.053 de 23 de dezembro de 2009; Decreto nº 7.508, de 28/06/2011; Decreto nº 10.426, de 16/07/2020; Decreto nº 7.958, de 13/03/2013; Decreto nº 9.921, 18/07/2019; Portaria Interministerial nº 1, de 02/01/2014; Portaria Nº 482, de 1º de abril de 2014 (Operacionalização PNAISP); Portaria de Consolidação GM/MS Nº 2, de 28/09/2017; Portaria de Consolidação GM/MS Nº 3, de 28/09/2017; Portaria de Consolidação GM/MS Nº 5, de 28/09/2017; Portaria de Consolidação GM/MS Nº 6, de 28/09/2017; Portaria GM/MS nº 3.265, de 01/12/2017; Portaria de Consolidação Saps/MS Nº 1, de 2 de junho de 2021; Portaria GM/MS Nº 635, de 22 de maio de 2023; Portaria GM/MS N° 1.924, de 17 de novembro de 2023; Resolução da Diretoria Colegiada - RDC nº 920, de 19/09/2024.

21CF Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS

Lei nº 8.080/1990 – Lei orgânica do SUS; Lei n.º 13.709, 14/08/2018 - Lei Geral de Proteção de Dados Pessoais (LGPD); Lei n.º 13.787, 27/12/2018 - Dispõe sobre a digitalização e a utilização de sistemas informatizados para a guarda, o armazenamento e o manuseio de prontuário de paciente; Portaria de Consolidação nº 2/GM/MS, de 28/09/2017; Portaria de Consolidação nº 5/GM/MS, Portaria de Consolidação MS n.º 1, 28/09/2017; Portaria de Consolidação nº 6/GM/MS; Portaria GM/MS n.º 3.632, 21/12/2020 - Altera a Portaria de Consolidação GM/MS nº 1, de 28 de setembro de 2017, para instituir a Estratégia de Saúde Digital para o Brasil 2020-2028, Portaria nº 1.348, de 2 de junho de 2022, Dispõe sobre as ações e serviços de Telessaúde no âmbito do Sistema Único de Saúde (SUS); Lei n.º 14.510, 27/12/2022 - Altera a Lei nº 8.080, de 19 de setembro de 1990, para autorizar e disciplinar a prática da telessaúde em todo o território nacional; Portaria SAES/MS nº 1.022 de 29 de novembro de 2023 - Readequa o cadastramento dos estabelecimentos de saúde, que realizam ações e serviços de saúde digital, inovação e Telessaúde no Cadastro Nacional de Estabelecimentos de Saúde (CNES); Portaria GM/MS nº 3.232, de 1º de março de 2024 – Institui o Programa SUS Digital; Portaria GM/MS nº 3.233, de 1º de março de 2024 – Regulamenta a etapa 1: planejamento, referente ao Programa SUS Digital; Portaria GM/MS nº 3.526 de 12 de abril de 2024 - Altera o Anexo LXXIII à Portaria de Consolidação GM/MS nº 5, de 28 de setembro de 2017 e o Anexo XV à Portaria de Consolidação GM/MS nº 1, de 28 de setembro de 2017; Portaria GM/MS nº 3.564, de 18 de abril de 2024 – Institui o Laboratório Inova SUS.

21CJ Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos

Lei nº 6.938, 31/08/1981; Constituição Federal/1988; Lei n.º 8.080, 19/09/1990; Medida Provisória nº 1.911-8, 29/07/1999; Decreto n.º 3.156, 27/08/1999; Lei n.º 9.836, 23/09/1999; Resolução CONAMA n.º 275, 25/04/2001; Resolução CONAMA n.º 358, 29/4/2005; Lei n.º 11.445, 05/1/2007; Portaria de Consolidação nº 5 28/09/2017, Anexo XX; Lei Complementar n.º 141, 13/01/2012; Portaria n.º 1.419, 8/6/2017; Resolução CONAMA nº 237/1997; Resolução Conama nº 396/2008; RDC nº 222/2018; Portaria de Consolidação nº 4, de 28 de setembro de 2017, Anexo VIII; Lei 12.305 de 2 de agosto de 2010. Decreto nº 11.704/2023; Resolução CONAMA nº 430, 13/05/2011; Resolução CONAMA nº 357, 17/03/2005; Programa Nacional de Saneamento Rural (PNSR).

21D9 Estruturação dos Serviços de Hematologia e Hemoterapia

Constituição Federal/1988; Lei nº 12.631/2012; Lei Complementar 141/2012; Lei n° 10.205/2001; Lei nº 8.142/1990; Lei nº 8.080/1990; Decreto n° 3.990/2001; Portaria nº 134, de 30/03/2020; Portaria nº 163, de 30/01/2020; Portaria Conjunta nº 7, de 23/02/2018; Portaria Conjunta SAES/SECTICS nº 16, de 1º de novembro de 2024; Portaria de Consolidação nº 1, de 28 de setembro de 2017; Portaria de Consolidação nº 6, de 28/09/2017; Portaria de Consolidação nº 4, de 28/09/2017; Portaria de Consolidação nº 5 de 28/09/2017, Portaria nº 1.321, de 21/12/2015; Portaria nº 45, de 10/09/2013; Portaria nº 27 de 12/06/2013; Portaria nº 507/2011; Portaria nº 2.600, de 21/10/2009; Portaria nº 127/2008; IN. nº 01/97; RDC Anvisa n° 306/2004; RD.C Anvisa n° 151/2001.

21DX Manutenção de Contratos de Gestão com a Agência Brasileira de Apoio à Gestão do SUS (AGSUS)

Constituição Federal de 1988; Emenda Constitucional nº 95, de 15/12/2016; Lei Complementar nº 101, de 04/05/2000; Lei Complementar nº 141, de 13/01/2012; Lei nº 4.320, de 17/03/1964; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Lei nº 9.637, de 15/05/1998; Lei nº 13.958, de 18/12/2019; Lei nº 14.133, de 01/04/2021; Lei nº 14.621, de 2023; Decreto nº 11.790, de 2023; Resolução nº 01/SAPS/MS, de 15/10/2021; Resolução nº 02/SAPS/MS, de 15/10/2021; Resolução nº 04/SAPS/MS, de 15/10/2021; Resolução nº 05/SAPS/MS, de 15/10/2021; Portaria GM/MS nº 90, de 03/02/2023; Portaria GM/MS nº 485, de 2023; Medida Provisória nº 1.301 de 30 de maio de 2025; Portaria GM/MS nº 1.604, de 18/10/2023; Portaria GM/MS nº 5.820, de 04/12/2024

21EC Gestão de Programas e Projetos de Cooperação Técnica

Constituição Federal de 1988; Lei nº 12.101/2009; Decreto nº 59.308/1966; Decreto nº 97.590/1989; Decreto nº 3.594/2000; Decreto nº 5.151/2004; Decreto nº 7.508/2011; Decreto nº 7.827/2012; Decreto nº 7.988/2013; Decreto nº 8.242/2014; Decreto nº 11.798, de 28 de novembro de 2023; Portaria nº 8/2017/GM/MRE; Portaria nº 716/2011/STN/MF; Art. 87 a 93 (Cooperação Internacional); Portaria de Consolidação nº 1/GM/MS, de 28/09/2017; Portaria de Consolidação nº 5/GM/MS, de 28/09/2017.

21ED Fortalecimento do Programa Nacional de Genômica e Saúde Pública de Precisão - Genomas Brasil

Lei nº 8080/1990; Portaria GM/MS N° 6.581 de 29/01/2025. Lei nº 10.973/2004; Decreto nº 9.283, DE 7 de fevereiro de 2018;

21GM Transformação Digital no SUS

Lei n.° 8.080, 19/12/1990 – Lei orgânica do SUS; Lei n.º 13.709, 14/08 2018 - Lei Geral de Proteção de Dados Pessoais (LGPD); Lei n.º 13.787, 27/12/ 2018 - Dispõe sobre a digitalização e a utilização de sistemas informatizados para a guarda, o armazenamento e o manuseio de prontuário de paciente; Portaria de Consolidação MS n.º 02, 28/09/2017;Portaria de Consolidação MS n.º 5, 28/09/2017, (Ação Estratégica SUS Digital Brasil – Telessaúde); Portaria de Consolidação MS n.º 1, 28/09/2017; Portaria de Consolidação MS n.° 6, 28/09/2017, Altera a Portaria de Consolidação GM/MS nº 1, de 28 de setembro de 2017, para instituir a Estratégia de Saúde Digital para o Brasil 2020-2028; Portaria n.º 1.348, 02/062022, Dispõe sobre as ações e serviços de Telessaúde no âmbito do Sistema Único de Saúde (SUS); Lei n.º 14.510, 27/12/2022 - Altera a Lei nº 8.080, de 19 de setembro de 1990, para autorizar e disciplinar a prática da telessaúde em todo o território nacional; Portaria SAES/MS nº 1.022 de 29 de novembro de 2023 - Readequa o cadastramento dos estabelecimentos de saúde, que realizam ações e serviços de saúde digital, inovação e Telessaúde no Cadastro Nacional de Estabelecimentos de Saúde (CNES); Portaria GM/MS nº 3.232, de 1º de março de 2024 – Institui o Programa SUS Digital; Portaria GM/MS nº 3.233, de 1º de março de 2024 – Regulamenta a etapa 1: planejamento, referente ao Programa SUS Digital; Portaria GM/MS nº 3.526 de 12 de abril de 2024 - Altera o Anexo LXXIII à Portaria de Consolidação GM/MS nº 5, de 28 de setembro de 2017 e o Anexo XV à Portaria de Consolidação GM/MS nº 1, de 28 de setembro de 2017; Portaria GM/MS nº 3.564, de 18 de abril de 2024 – Institui o Laboratório Inova SUS;

2B52 Desenvolvimento Institucional da Gestão Orçamentária, Financeira e Contábil do Fundo Nacional de Saúde e dos Fundos Estaduais e Municipais de Saúde

Lei Complementar nº 101/2000(LRF), art. 1º; art. 7º; Lei Complementar Nº 141, de 13 de janeiro de 2012; Lei nº 8.080, de 19 de setembro de 1990, art. 16, XIII; Lei nº 8.142 de 28 de dezembro de 1990; Decreto nº 3964, de 10 de outubro de 2001; Decreto 7.507, de 27 de junho de 2011; Portaria nº 1.844/GM/MS, de 13 de outubro de 2016; Portaria nº 1.419/GM/MS, de 8 de junho de 2017; Portaria nº 756/SE/MS, de 17 de julho de 2017; Portaria nº 2.076/SE/MS, de 21 de agosto de 2017; e Portaria nº 3.992, de 28 de dezembro de 2017.

4295 Atenção aos Pacientes Portadores de Doenças Hematológicas

Lei nº 12.631/2012; Lei Complementar nº 141 de 13/01/2012; Lei n° 10.205, de 21/03/2001; Lei nº 8.142, de 28/12/1990; Lei nº 8.080, de 19/09/1990; Decreto n° 3.990/2001; Portaria nº 1.710/2020-HEMOBRAS; Portaria Conjunta nº 7, de 23/02/2018; Portaria Conjunta nº 5, de 19/02/2018; Portaria de Consolidação nº 5, de 28/09/2017; Portaria de Consolidação nº 4, de 28/09/2017; Portaria de Consolidação nº 2, de 28/09/2017; Portaria Interministerial nº 424, de 30/12/2016; Portaria nº 27 de 12/06/2013; Portaria GM/MS nº 822 de 06/06/2001; Portaria interministerial nº 128, de 29 de maio de 2008; Portaria nº 3.916, de 10/11/1998; Portaria nº 402 de 08/03/2021; Portaria nº 4777 de 30/12/2022; Portaria conjunta nº 12/2024; Portaria conjunta nº 13/2024; IN SEGES nº 20/2022; IN SEGS nº 58/2022; Portaria GM/MS nº 2829/2012; Decreto nº 11462/2023.

4324 Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro

Constituição Federal de 1988; Lei Complementar nº 97, de 09/06/1999; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; e Decreto nº 10.426, de 16/07/2020.

4368 Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico

Lei nº 8.080/90, Lei nº 14.133/2021, Resolução nº CNS 338/2004, Lei nº 12.401/2011, Decreto nº 7.508/2011, Portaria de Consolidação GM/MS nº 02/2017, Portaria de Consolidação GM/MS nº 06/2017, Portaria GM/MS nº 4.114/2021; Portaria GM/MS nº 6.324, de 26 de dezembro de 2024

4370 Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais

Lei nº 8080/1990; Lei nº 8142/1990; Lei nº 14.133/21; Decreto nº 1232/1994; Decreto nº 8901/ 2016; Portaria MS/GM 699/2006; Portaria MS/GM 204/2007, Portaria GM/MS 1378/2013;Lei 9313/96; Portaria de Consolidação GM/ MS nº 4/2017; Portaria de Consolidação GM/MS nº 6/2017; Portaria MS/GM 3992/2017.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 9.991/2019

Ação Orçamentária / Base Legal

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 11.363, de 1º de janeiro de 2023;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

4705 Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado

Lei nº 8.080/1990; Lei nº 8.142/1990; Lei nº 14.133/ 2021; Decreto nº 1.232/1994; Decreto nº 9.795/2019; Decreto nº 10.477/2020; Decreto nº 11.358/2023; Portaria MS/GM 699/2006; Portaria MS/GM 204/2007, Portaria GM/MS 1.378/2013; Portaria de Consolidação GM/ MS nº 4/2017; Portaria de Consolidação GM/MS nº 6/2017; Portaria MS/GM 3992/2017; e Portaria GM/MS nº 6.324, de 26 de dezembro de 2024

5516 Conferências Nacionais de Saúde

Constituição Federal 1988, artigos 196 a 200, 231 e 232; Convenção 169, da Organização Internacional do Trabalho (OIT); Leis 8080/90; 8142/90 e 9.836/1999 (Lei Arouca); Resolução do Conselho Nacional de Saúde Nº 567/2017. Resolução nº 664, de 05 de outubro de 2021, Dispõe sobre a aprovação da realização da 17ª Conferência Nacional de Saúde e outras medidas a ela concernentes. Resolução nº 669, de 25 de fevereiro de 2022, dispõe sobre a definição da estrutura, da composição, das atribuições da Comissão Organizadora da 17ª Conferência Nacional de Saúde e outras medidas correlatas.

6148 Assistência Médica Qualificada e Gratuita a Todos os Níveis da População e Desenvolvimento de Atividades Educacionais e de Pesquisa no Campo da Saúde – Rede SARAH de Hospitais de Reabilitação

Constituição Federal de 1988; Lei nº 8.246 de 22/10/1991; Lei nº 8.142, de 28/12/1990; Lei n° 8.080, de 19/9/1990; Decreto nº 371 de 20/12/1991, Portariaa GM/MS nº 2.312, de 10 de setembro de 2021, Portaria GM/MS nº 2.294, de 10 de setembro de 2021, e Portaria GM/MS nº 3.630, de 27 de setembro de 2022.

6182 Funcionamento e Fortalecimento do Sistema de Ouvidorias do SUS

Lei nº 13.460/2017; Lei nº 12.527/2011; Decreto nº 9.492/2018; Decreto nº 9.690/2019; Decreto nº 7.724/2012, Portaria de Consolidação nº 1 GM/MS/2017; Portaria CGU nº 116/2024.

6217 Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde

Constituição Federal, Leis 8080/90, 8142/90.

6516 Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia

Constituição Federal/1988; Lei nº 12.631, de 11/05/2012; Lei Complementar nº 141 de 13/01/2012; Lei nº 7.649, de 25/01/1988; Lei nº 8.142, de 28/12/1990; Lei nº 8.080, de 19/09/1990; ; Lei n° 10.205, de 21/03/2001; Lei nº 10.972, de 2/12/2004; Lei nº 14.154, de 26/05/2021; Decreto n° 3.990, de 30/10/2001; Portaria SCTIE nº 13, de 15/05/2014 ; Portaria Conjunta SE/SAS nº 239, de 26/03/2014; Portaria nº 1.760,de 17/08/2012; Portaria nº 745 de 3/08/2012; Portaria SCTIE/MS nº 27, de 12/06/2013; Portaria SCTIE/MS nº 45, de 10/09/2013; Portaria GM/MS nº 2.265, de 16/10/2014; Portaria nº 298 de 09/02/2015; Portaria Conjunta SAES/SECTICS nº 16, de 1º de novembro de 2024; Portaria SAS/MS nº 1.321, de 21/12/2015; Portaria n° 27, de 12/06/2013; Portaria nº 478, de 16/06/2014 ; Portaria nº 364, de 06/05/2014; Portaria de Consolidação nº 1, de 22 de fevereiro de 2022; Portaria de Consolidação nº 1, de 28/09/2017; Portaria de Consolidação nº 2, de 28/09/2017; Portaria de Consolidação nº 4, de 28/09/2017; Portaria de Consolidação nº 5 de 28/09/2017; Portaria de Consolidação nº 6, de 28/09/2017; Portaria GM/MS nº 298, de 09/02/2018; Portaria Conjunta SAES/SECTICS nº 16, de 1º de novembro de 2024; Portaria Conjunta nº 7, de 23/02/2018; Resolução RDC/Anvisa n° 151, de 21/08/2001; Portaria Conjunta SAES-SCTIE nº 15/08/2021.

8287 Aprimoramento da Articulação e Cooperação Interfederativa e Participativa em Saúde

Constituição Federal/1988; Lei nº 8.080/1990; Lei nº 8.142/1990; Lei Complementar nº 141/2012; Decreto nº 7.508/2011; Decreto nº 7.827/2012; Decreto nº 9.203/2017; Decreto nº 11.798, de 28 de novembro de 2023; Decreto nº 12.002, de 22 de abril de 2024; Decreto nº 10.411/2020; Portaria nº 1.812/2020.

8535 Estruturação de Unidades de Atenção Especializada em Saúde

Constituição Federal de 1988; Lei nº 13.146 de 06/07/2015; Lei nº 8.142, de 02/12/1990; Lei nº 8.080, de 19/09/1990; Lei Complementar nº 141 de 13/01/2012; Decreto nº 5.296, de 02/12/2004; Decreto nº 9.296, de 01/03/2018; Decreto nº 10.426 de 16/07/2020; Decreto nº 11.531, de 16 de maio de 2023; Portaria Interministerial nº 424 30/12/2016 (com as alterações da Portaria Interministerial nº 101, de 20/04/2017, da Portaria Interministerial nº 277, de 03/10/2017 e Portaria Interministerial nº 451, de 18/12/2017, Portaria Interministerial nº 114 de 07/05/2018, Portaria Interministerial nº 235 de 23/08/2018, Portaria Interministerial nº 558 de 10/10/2019 e Portaria Interministerial nº 134 de 30/03/2020 e Portaria Interministerial nº 414 de 14/12/2020); Portaria de Consolidação nº 6/GM/MS, de 28/09/2017; Portaria de Consolidação nº 3, de 28/09/2017; Portaria de Consolidação nº 2, de 28/09/2017; Portaria de Consolidação nº 6, de 28/07/2017; Portaria de Consolidação SAES/MS nº 1, de 22/02/2022;RDC nº 51 de 06/10/2011; RDC nº 50 de 21/02/2002; RDC nº 36/ANVISA, de 03/06/2008; RDC nº 222, de 28/03/2018; ABNT NBR 9050:2020; ABNT NBR 16537:2016; ABNT NBR 16651:2019; Portaria de Consolidação MS/GM n° 5, de 28 de setembro de 2017; Portaria MS/SAS n° 90, de 27 de março de 2009; Portaria GM/MS n° 2.582, de 02 de dezembro de 2004; Portaria Conjunta n° 01, de 20 de janeiro de 2009; Portaria SAS/MS n° 04, de 20 de janeiro de 2009; Portaria GM/MS n° 116, de 22 de janeiro de 2009; Portaria GM/MS n° 1675, de 07 de junho de 2018; Portaria GM/MS n° 3.415, de 22 de outubro de 2018; Portaria GM/MS n° 2.062, de 19 de agosto de 2021; Portaria MS/SAS n° 288, de 19 de maio de 2008; Portaria n° 1.448, de 18 de setembro de 2015; Portaria SAS n° 120, de 14 de abril de 2009; Resolução de Diretoria Colegiada da Agência Nacional de Vigilância Sanitária n° 503, de 27 de maio 2021; Portaria SVS/MS n° 272/98; Portaria SCTIE/MS n° 53, de 11 de novembro de 2020; Portaria SAS/MS n° 482, de 06 de março de 2017; Portaria SAS/MS n° 756, de 27 de dezembro de 2005; Portaria SAS/MS n° 433, de 15 de maio de 2012; Portaria n° 3.095, de 16 de dezembro de 2013; Portaria SAS n° 433, de 15 de maio de 2012; Portaria GM/MS n° 664, de 12 de abril de 2012.

8581 Estruturação da Rede de Serviços de Atenção Primária à Saúde

Constituição Federal de 1988; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.080, de 19/09/1990; Lei nº 8.142, de 02/12/1990; Resolução-RDC nº 50/ANVISA, de 21/02/2002; Decreto Nº 1.232, de 30 de agosto de 1994; Resolução CIT nº 10, de 08/12/2016; Resolução CIT nº 13, de 23/02/2017; Resolução CIT nº 22, de 27/07/2017; Portaria GM/MS nº 283, de 22/02/2005; Portaria Interministerial nº 424, de 30/12/2016; Portaria GM/MS nº 2.563, de 03/10/2017; Portaria de Consolidação nº 2/GM/MS, de 28/09/2017; e Portaria de Consolidação nº 6 GM/MS, de 28/09/2017.

8585 Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade

Constituição Federal de 1988; Lei Complementar nº 141, de 13/01/2012; Lei nº 8.142, de 28/12/1990; Lei nº 8.080, de 19/09/1990; Portaria GM/MS nº 90, de 03/02/2023; Portaria GM/MS nº 164, de 19/01/2018; Portaria GM/MS nº 544, de 07/05/2018; Portaria GM/MS nº 1.010, de 21/05/2012; Portaria GM/MS nº 1.604, de 18/10/2023; Portaria GM/MS nº 1.828, de 02/09/2004; Portaria GM/MS nº 2.048, de 05/10/2002; Portaria GM/MS nº 2.072, de 30/10/2003; Portaria GM/MS nº 2.434, de 15/08/2018; Portaria GM/MS nº 2.657, de 16/12/2004; Portaria GM/MS nº 2.971, de 08/12/2008; Portaria GM/MS nº 3.588, de 21/12/2017; Portaria GM/MS nº 5.820, de 04/12/2024; Portaria SAES/MS nº 1.640, de 07/05/2024; Portaria SAES/MS nº 1.976, de 20/06/2024; Portaria SAES/MS nº 2.321, de 05/08/2024; Portaria SAES/MS nº 2.324, de 06/12/2024; Portaria SAS/MS nº 288, de 12/03/2018; Portaria de Consolidação MS/SAES nº 1, de 22/02/2022; Portarias de Consolidação MS/GM nº 1, nº 2, nº 3, nº 4, nº 5 e nº 6, todas de 28/09/2017, Portaria GM/MS nº 6.212/2024; Medida Provisória nº 1.301 de 30 de maio de 2025;

8636 Fortalecimento da Inovação em produtos, serviços tecnológicos e conectividade no Complexo Econômico-Industrial da Saúde

Lei nº 8.080/1990, Lei nº 8.666/1993, Lei nº 14.133/2021, Lei nº 10.973/2004, Lei nº 13.243/2016, Decreto nº 11.513, de 2023, Decreto nº 11.715, de 2023, Decreto nº 9.283/2018, Decreto nº 10.426/2020, Decreto nº 10.534/2020, Decreto nº 11.715/2023, Portaria Interministerial nº 128/2008, Portaria Interministerial nº 424/2016 (e alterações), Portaria Interministerial nº 1.409/2018, Portaria de Consolidação MS nº 5/2017 Anexo XCV, Portaria GM/MS nº 2.262, de 8 de dezembro de 2023, Portaria de Consolidação MS nº 6/2017, Portaria GM/MS Nº 1.354/2023, Portaria GM/MS Nº 2.261/2023 e Portaria GM/MS Nº 2.262/2023.

8648 Desenvolvimento e Fortalecimento da Economia da Saúde

Lei Complementar n° 141/2012; Decreto nº 3.594/2000; Portaria nº 716/2011/STN/MF; Portaria de Consolidação nº 1/GM/MS de 2017; Resolução CIT n° 18 de 20 de junho de 2017; Portaria n° 55 de 10 de janeiro de 2018; Decreto Nº 11.358 de 1 de janeiro de 2023.

8708 Fortalecimento da Auditoria do Sistema Único de Saúde

Constituição Federal de 1988; Lei nº 8.080/1990; Lei nº 8.689/1993; Lei Complementar nº 141/2012; Decreto nº 1.651/1995; Decreto nº 7.508/2011; Decreto nº 7827/2012; Decreto nº 9.795/2019 e Decreto nº 9.203/2017.

8715 Preservação, Organização, Disseminação e Acesso ao Conhecimento e ao Patrimônio Cultural da Saúde

Art. 5º - Cap. I do Título II da CF; Lei nº 8080, de 19/9/1990 e nº 8142, de 28/12/1990; Portarias de depósito legal - MS/GM nº 586 e nº 587, de 3/10/1979; Dec. Presidencial nº 3745, de 5/2/2001; Port. Ministerial nº 227, de 16/2/2001; Port. Ministerial nº 758, de 16/4/2002; Port. GM/MS nº 1722, de 2/9/2003.

8753 Monitoramento, Avaliação e Gestão da Informação Estratégica em Saúde

Lei nº 8.080, de 19 de setembro de 1990; Decreto nº 9.203, de 22 de novembro de 2017; Decreto nº 11.798, de 28 de novembro de 2023; Decreto nº 10.426, de 16 de julho de 2020; Portaria GM/MS nº 581, de 5 de maio de 2023; Portaria GAB/SE nº 40, de 17 de março de 2023; Portaria de Consolidação nº 1, de 28 de setembro de 2017; Portaria GM/MS nº 406, de 8 de março de 2012; Portaria GM/MS nº 3.201, de 27 de novembro de 2020; Portaria GM/MS nº 870, de 14 de julho de 2023 e Portaria GM/MS nº 1.915, de 27 de junho de 2022.

8755 Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Cardiologia-INC

Constituição Federal de 1988, art. 196 a 200; Lei 8080/90 (Art. 6o.); Portaria MS 3.908/98; Portaria 210 de 15 de junho de 2004; Portaria 1.674 de 21 de julho de 2021; Portaria 3.128 de 19 de fevereiro de 2024;Portaria 1.604 de 18 de outubro de 2023; Plano Nacional de Saúde 2024- 2027; Portaria 3.632 de 21 de dezembro de 2020; Portaria 3.232 de 01 de março de 2024.

8758 Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Oncologia - INCA

Constituição Federal de 1988; art. 196; Lei Nº 8.080, de 19/09/1990; Portaria de Consolidação nº 2, de 28 de setembro de 2017, Anexo IX; Portaria GM/MS nº 1.604, de 18 de outubro de 2023 que institui a Política Nacional de Atenção Especializada em Saúde (PNAES), no âmbito do Sistema Único de Saúde.

8759 Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Ortopedia e Traumatologia - INTO

Constituição Federal de 1988, art. 196 a 200; Lei 8080/90, art. 6º; Portaria de Consolidação nº 2, de 28 de setembro de 2017, Anexo XXXIV; Portaria GM/MS nº 1.674, de 21 de junho de 2021; e Portaria GM/MS Nº 2.211, de 6 de dezembro de 2023.

37101 Controladoria-Geral da União - Administração Direta

169D Construção do Edifício-Sede da CGU no Distrito Federal

Art.5º inciso XXXIII, art.37, §3º, inciso II, Art.70, art. 74 e Art.216, §2º da Constituição da República Federativa do Brasil, de 5 de outubro de 1988. Decreto nº 3.591, de 6 de setembro de 2000, com alterações. Decreto nº 11.330, de 1º de janeiro de 2023. Decreto nº 11.529, de 16 de maio de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12, inciso XXIV Lei nº 15.080, de 30 de dezembro de 2024, LDO-2025.

2D58 Auditoria Governamental, Transparência, Integridade e Enfrentamento da Corrupção

Art.5º inciso XXXIII, art.37, §3º, inciso II, Art.70, art. 74, art.84, inciso XXIV e Art.216, §2º da Constituição da República Federativa do Brasil, de 5 de outubro de 1988.Lei nº 10.180, de 6 de fevereiro de 2001, com redação alterada pela Lei nº 13.464, de 10 de julho de 2017. Lei nº 13.460, de 26 de junho de 2017.Lei nº 12.527, de 18 de novembro de 2011. Lei nº 12.813, de 16 de maio de 2013. Lei nº 12.846, de 1º de agosto de 2013. Lei nº 13.709, de 14 de agosto de 2018. Lei nº 13.726, de 8 de outubro de 2018. Lei nº 14.129, de 29 de março de 2021. Art.25, § 4º da Lei nº 14.133, de 1º de abril de 2021. Art 8º da Lei nº 12.813, de 16 de maio de 2023. Seção XXXII, Art.49 da Lei nº 14.600, de 19 de junho de 2023. Decreto nº 3.591, de 6 de setembro de 2000, com alterações. Decreto nº 5.151, de 22 de julho de 2004, com redação dada pelo Decreto nº 7.639, de 8 de dezembro de 2011. Decreto nº 5.480, de 30 de junho de 2005, com redação alterada pelo Decreto nº 10.768, de 13 de agosto de 2021. Decreto nº 7.203, de 4 de junho de 2010. Decreto nº 7.724, de 16 de maio de 2012. Decreto nº 8.777, de 11 de maio de 2016. Decreto nº 9.094, de 17 de julho de 2017. Decreto nº 9.203, de 22 de novembro de 2017. Decreto nº 9.492, de 5 de setembro de 2018. Decreto nº 10.153, de 3 de dezembro de 2019. Decreto nº 10.160, de 9 de dezembro de 2019. Decreto nº 10.228, de 5 de fevereiro de 2020. Decreto nº 10.889, de 9 de dezembro de 2021. Decreto nº 10.890, de 9 de dezembro de 2021. Decreto nº 11.129, de 11 de julho de 2022. Decreto nº 11.330, de 1º de janeiro de 2023. Decreto nº 11.529, de 16 de maio de 2023. Decreto nº 11.785, de 20 de novembro de 2023. Decreto nº 12.122, de 30 de junho de 2024.Decreto nº 12.304, de 09 de dezembro de 2024. Portaria Interministerial CGU/MPOG nº 333, de 19 de setembro de 2013.Portaria CGU nº 1.181, de 10 de junho de 2020. Portaria CGU nº 116, de 18 de março de 2024. Portaria CGU nº 118, de 26 de março de 2024.Portaria CGU nº 130, de 13 de maio de 2024. Portaria MGI nº 6.719, de 13 de setembro de 2024. Resolução CMRI nº 7, de 20 de fevereiro de 2024. Instrução Normativa nº 33, de 4 de março de 2024.

39101 Ministério dos Transportes - Administração Direta

00RK Contribuição à Comissão Mista Brasileiro Argentina para gestão e manutenção da Ponte São Borja e São Tomé

Lei nº 14.436, de 9 de agosto de 2022; Decreto Legislativo n° 82, de 6 de dezembro de 1989, que aprova o texto do Acordo para a Construção de uma Ponte sobre o Rio Uruguai, entre as cidades de São Borja e Santo Tomé, entre o Governo da República Federativa do Brasil e o Governo da República Argentina, concluído em Uruguaiana, em 22 de agosto de 1989; Decreto n° 110, de 3 de maio de 1991, que promulga o Acordo para a construção de uma Ponte sobre o Rio Uruguai, entre as cidades de São Borja e Santo Tomé, entre o Governo da República Federativa do Brasil e o Governo da República Argentina; Decreto nº 11.360, de 01 de janeiro de 2023.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Constituição Federal, Artigo 21, inciso I e XII; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.360, de 1º de janeiro de 2023.

00VR Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada

Art. 17º da Lei n. 8.987 que dispõe sobre o regime de concessão e permissão da prestação de serviços públicos;
Art. 35º da Lei n. 9.074 que estabelece normas para outorga e prorrogações das concessões e permissões de serviços públicos e dá outras providências;
Art. 7º da Lei n. 12.379 que dispõe sobre o Sistema Nacional de Viação – SNV.

00VS Participação da União em projetos de concessões e autorizações ferroviárias outorgadas à iniciativa privada

Art. 17º da Lei n. 8.987 que dispõe sobre o regime de concessão e permissão da prestação de serviços públicos;
Art. 35º da Lei n. 9.074 que estabelece normas para outorga e prorrogações das concessões e permissões de serviços públicos e dá outras providências; Art. 7º da Lei n. 12.379 que dispõe sobre o Sistema Nacional de Viação – SNV;
Art. 2 º da Lei n. 11.079 que dispõe sobre licitação e contratação de parceria público;
Art. 26 da Lei . 14.273, que dispõe sobre a abertura de processo de chamamento público; e
Art. 7°, VI e Art. 43, X da Resolução ANTT nº 6.058, de 19 de dezembro de 2024, que dispõem sobre previsão de aporte em chamam

0713 Cumprimento de Obrigações decorrentes da extinção do Departamento Nacional de Estradas de Rodagem - DNER

Ação Orçamentária / Base Legal

Lei nº 10.233, de 5 de junho de 2001; Lei nº 14.600, de 19 de junho de 2023; Decreto nº 4.803, de 8 de agosto de 2003; Decreto nº 5.227, de 4 de outubro de 2004; e Decreto nº 11.360, de 01 de janeiro de 2023.

168Z Programa de Gestão Proativa, Segura e Resiliente de Rodovias no Brasil

Lei n.14.600, de 19 de junho de 2023;
Decreto n. 11.360, de 1 de janeiro de 2023.

2000 Administração da Unidade

Medida Provisória nº 1.154, de 1º de janeiro de 2023, art. 47, convertida na Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.360, de 01 de janeiro de 2023.

20UC Estudos, Projetos e Planejamento de Infraestrutura de Transportes

Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 11.360, de 01 de janeiro de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Medida Provisória nº 1.154, de 1º de janeiro de 2023, art. 47, convertida na Lei nº 14.600, de 19 de junho de 2023; Decreto nº 7.579, de 11 e outubro de 2011; Decreto nº 10.332, de 28 de abril de 2020; Decreto nº 11.360, de 01 de janeiro de 2023; Portaria nº 124, de 21 de agosto de 2020; e Portaria nº 55, de 25 de março de 2021.

218S Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura

Lei 10.233, de 5 de junho de 2001; Resolução CGPAC n. 01, de 19 de dezembro de 2022.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Constituição Federal de 1988, art. 37; Lei nº 14.600, de 19 de junho de 2023; Decreto nº 6.555, de 8 de setembro de 2008; e Decreto nº 11.360, de 01 de janeiro de 2023.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, art. 37; Lei nº 14.600, de 19 de junho de 2023; Decreto nº 6.555, de 8 de setembro de 2008; e Decreto nº 11.360, de 01 de janeiro de 2023.

39207 VALEC - Engenharia, Construções e Ferrovias S.A.

116E Construção da Ferrovia Norte-Sul - Anápolis/GO - Uruaçu/GO - EF-151

Lei nº 11.772, de 17 de setembro de 2008.

116X Construção da Ferrovia Norte-Sul - Palmas/TO - Uruaçu/GO - EF-151

Lei nº 11.772, de 17 de setembro de 2008.

11ZD Construção da Ferrovia Norte-Sul - Ouroeste/SP - Estrela D´Oeste/SP - EF-151

Lei nº 11.772, de 17 de setembro de 2008.

11ZE Construção da Ferrovia de Integração Oeste-Leste - Ilhéus/BA - Caetité/BA - EF-334

Lei nº 11.772, de 17 de setembro de 2008.

11ZH Construção da Ferrovia Norte-Sul - Ouroverde de Goiás/GO - São Simão/GO - EF-151

Lei nº 11.772, de 17 de setembro de 2008.

11ZI Construção da Ferrovia Norte-Sul - Santa Vitória/MG - Iturama/MG - EF-151

Lei nº 11.772, de 17 de setembro de 2008.

124G Construção da Ferrovia de Integração Oeste-Leste - Caetité/BA - Barreiras/BA - EF-334

Lei nº 11.772, de 17 de setembro de 2008.

15V3 Construção da Ferrovia de Integração Centro Oeste - Trecho Mara Rosa (GO) a Porto Velho (RO) EF 354

Lei nº 11.772, de 17 de setembro de 2008.

15ZY Construção da Ferrovia de Integração Oeste-Leste - Barreiras/BA - Figueirópolis/TO - EF-334 (FIOL 3)

Lei na 11.772, de 17 de setembro de 2008.
Resolução nº 17, de 24/04/2021, 16º Reunião do Conselho (CPPI).

161K Construção da Ferrovia Transnordestina - trecho entre Salgueiro/PE e Porto de Suape/PE - EF-232

Lei nº 11.772, de 17 de setembro de 2008.

2000 Administração da Unidade

Constituição Federal de 1988;
Lei nº 11.772, de 17 de setembro de 2008;
Decreto-Lei nº 200, de 25 de fevereiro de 1967.

20UC Estudos, Projetos e Planejamento de Infraestrutura de Transportes

Lei nº 10.233, de 5 de junho de 2001;
Lei nº 11.772, de 17 de setembro de 2008.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Lei nº 10.233, de 5 de junho de 2001;
Lei nº 11.772, de 17 de setembro de 2008.

5E83 Construção da Ferrovia Norte-Sul - Aguiarnópolis/TO - Palmas/TO - EF-151

Lei nº 11.772, de 17 de setembro de 2008.

39250 Agência Nacional de Transportes Terrestres - ANTT

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Lei de Diretrizes Orçamentárias - LDO, art. 12.

00TU Indenização em decorrência do encerramento do Contrato de Concessão de Infraestrutura Rodoviária

CF 1988; Lei nº 8.987, de 13 de fevereiro de 1995; Lei nº 10.233, de 5 de junho de 2001; Lei nº 13.448, de 5 de junho de 2017 e Resolução nº 6.063, de 13 de fevereiro de 2025.

00X1 Locação, com reversão patrimonial, na modalidade Built to Suit

CF 1988; Lei Complementar nº 101/2000; Lei nº 14.133/2021; Lei nº 10.233/2001; Lei nº 8.245/1991; Instrução Normativa SEGES/ME Nº 103/2022.

2000 Administração da Unidade

Constituição da República Federativa do Brasil, de 5 de outubro de 1988;
Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Lei nº 10.233, de 5 de junho de 2001.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; LDO; Decreto nº 11.360, de 1º de janeiro de 2023

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Lei nº 10.233, de 5 de junho de 2001, Instrução Normativa SGD/ME nº 94, de 23 de dezembro de 2022.

21DO Fiscalização dos Serviços de Transporte Terrestre e da Infraestrutura Concedida

CF 1988; Lei nº 8.987, de 13 de fevereiro de 1995; Lei nº 9.277, de 10 de maio de 1996; Lei nº 10.233, de 5 de junho de 2001; Lei nº 14.273, de 23 de dezembro de 2021; Decreto nº 99.704, de 20 de novembro de 1990; Decreto nº 1.832, de 4 de março de 1996; Decreto nº 2.521 de 20 de março de 1998; Decreto nº 11.360, de 1º de janeiro de 2023; Portaria MT nº 457, de 23 de julho de 2018.

39252 Departamento Nacional de Infraestrutura de Transportes - DNIT

105S Adequação de Trecho Rodoviário - Divisa SE/BA - Entroncamento BR-324 - na BR-101/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

108X Implantação de Postos de Pesagem

Lei n° 9.503, de 23/09/1997, art. 21 e Lei n° 10.233/2001, art. 82, § 3º , e suas alterações, bem como demais resoluções e portarias do Conselho Nacional de Trânsito (CONTRAN) e Departamento Nacional de Trânsito (DENATRAN), respectivamente.

10IW Construção de Trecho Rodoviário - Itacarambi - Divisa MG/BA - na BR-135/MG

Lei nº 10.233, de 5 de junho de 2001, e suas alterações.

10IX Adequação de Trecho Rodoviário - Entroncamento BR-116/259/451 (Governador Valadares) - Entroncamento MG-020 - na BR-381/MG

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

10JQ Adequação de Trecho Rodoviário - São Francisco do Sul - Jaraguá do Sul - na BR-280/SC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

10KK Construção de Trecho Rodoviário - Entroncamento BR-163/MT (Sorriso) - Entroncamento BR-158/MT (Ribeirão Cascalheira) - na BR-242/MT

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

10KR Construção de Trecho Rodoviário - Divisa PA/TO - Altamira - na BR-230/PA

Lei nº 10.233, de 5 de junho de 2001 e alterações.

10L3 Adequação de Trecho Rodoviário - Caucaia - Entroncamento Acesso ao Porto de Pecém - na BR-222/CE

Lei nº 10.233, de 5 de junho de 2001 e alterações.

110I Construção de Trecho Rodoviário - Altamira - Rurópolis - na BR-230/PA

Lei nº 10.233, de 5 de junho de 2001 e alterações.

110Q Adequação de Trecho Rodoviário - Pedra Branca - Divisa SE/AL - na BR-101/SE

Lei nº 10.233, de 5 de junho de 2001 e alterações.

110R Adequação de Trecho Rodoviário - Divisa BA/SE - Entroncamento BR-235 - na BR-101/SE

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

112N Construção de Ponte sobre o Rio Jaguarão (Fronteira Brasil/Uruguai) - na BR-116/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

11H1 Adequação de Ramal Ferroviário em Barra Mansa - na EF-222/RJ

Lei nº 10.233, de 5 de junho de 2001.

11VA Construção de Trecho Rodoviário - Divisa PA/MT - Ribeirão Cascalheira - na BR-158/MT

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

123U Adequação de Trecho Rodoviário - Entroncamento BR-116 (p/Guaíba) - Entroncamento BR-471 (Pântano Grande) - na BR-290/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

1248 Construção de Trecho Rodoviário - Manaus - Divisa AM/RO - na BR-319/AM

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

1276 Construção de Contorno Ferroviário em São Francisco do Sul - na EF-485/SC

Lei nº 10.233, de 5 de junho de 2001, e suas alterações. Artigo 82.

12JL Adequação de Trecho Rodoviário - Cascavel - Guaíra - na BR-163/PR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

12KF Adequação de Trecho Rodoviário - São Miguel do Oeste - Divisa SC/PR - na BR-163/SC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

12KG Adequação de Travessia Urbana em Santa Maria - na BR-158/287/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

12KY Construção de Contorno Rodoviário em Cuiabá - nas BRs 070/163/364/MT

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

13OZ Construção de Trecho Rodoviário - Entroncamento TO-020 (Aparecida do Rio Negro) - Divisa TO/MA (Goiatins) - na BR-010/TO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

13SL Construção de Trecho Rodoviário - Divisa PE/AL (Inajá) - Entroncamento BR-423 (Carié) - na BR-316/AL

Lei nº 10.233, de 5 de junho de 2001, e suas alterações.

13X5 Adequação de Travessia Urbana em Imperatriz - na BR-010/MA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

13X6 Adequação de Trecho Rodoviário - Pacajús - Boqueirão do Cesário - na BR-116/CE

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

13X7 Adequação de Trecho Rodoviário - Divisa PE/BA (Ibó) - Feira de Santana - na BR-116/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

13XG Construção de Trecho Rodoviário - Divisa BA/MG (Salto da Divisa) - Entroncamento MG-406 (Almenara) - na BR-367/MG

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

13YE Adequação de Trecho Rodoviário - Entroncamento BR-104/408/PB-095 (Campina Grande) - Entroncamento BR-110/361 (Patos) - na BR-230/PB

Lei nº 10.233, de 5 de junho de 2001, e suas alterações.

13YK Construção de Trecho Rodoviário - Laranjal do Jari - Entroncamento BR-210/AP-030 - na BR-156/AP

Lei nº 10.233, de 5 de junho de 2001e alterações posteriores.

1418 Construção de Trecho Rodoviário - Ferreira Gomes - Oiapoque (Fronteira com a Guiana Francesa) - na BR-156/AP

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

1490 Construção de Trecho Rodoviário - Divisa MT/PA - Santarém - na BR-163/PA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

14LV Adequação de Travessia Urbana em Juazeiro - nas BRs 235/407/BA

Lei nº 10.233 de 5 de junho de 2001 e suas alterações.

14MM Implantação do Plano de Recuperação de Áreas Degradadas na Malha Ferroviária

Código Florestal Lei nº 4771 de 15/09/1965; Lei de Crimes Ambientais Lei nº 9605, de 12/02/1998 e atendimento à Ação Civil Pública movida pelo Ministério Público Federal conta o DNIT- Recuperação de passivo ambiental (0002383-83.2007-403.6111).

14PC Construção da Segunda Ponte sobre o Rio Guaíba e Acessos - na BR-116/290/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

14TL Adequação de Linha Férrea em Juiz de Fora - EF-040/MG

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

14X0 Adequação de Trecho Rodoviário - Entroncamento BR-232 (São Caetano) - Entroncamento BR-424/PE-218 (Garanhuns) - na BR-423/PE

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

14X3 Construção de Trecho Rodoviário - Arco Metropolitano de Recife - na BR-101/PE

Lei nº 10.233, de 5 de junho de 2001, e suas alterações. Artigo 82.

15P7 Modernização e Ampliação da Infraestrutura de Tecnologia da Informação

Lei nº 10.233, de 5 de junho de 2001;
Decreto nº 6.025, de 22 de janeiro de 2007.

15ZV Construção de Pontes - Trecho Rococó - São Francisco - na BR-210/RR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

161M Adequação de Trecho Rodoviário - Entr. AL-115(A) - Acesso a Pilar - na BR-316/AL

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

161N Construção do Arco Metropolitano de Maceió - na BR-316/424/AL

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

161O Adequação de Trecho Rodoviário - Div. PE/AL - Praça Centenário (Maceió) - na BR-104/AL

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

161S Adequação de Trecho Rodoviário - Div. CE/RN - Entr. BR-226(A) - na BR-304/RN

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

161U Construção da Ponte sobre o Rio Xingu e Acessos - na BR-230/PA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

162S Adequação de Linha Férrea no Município de Paranaguá na EF-277/PR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163E Adequação de Trecho Rodoviário - Estádio Municipal (Demerval Lobão) - Entr. BR-343(B) (Estaca Zero) - na BR-316/PI

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163F Adequação de Trecho Rodoviário – Barreiras – Luís Eduardo Magalhães - na BR-242/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163G Adequação de Trecho Rodoviário – Divisa PA/MA – Div MA/PI (Timon) – na BR-316/MA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163H Adequação de Trecho Rodoviário – Entr. BR-101 – Div ES/MG – na BR-262/ES

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163I Construção de Contorno Rodoviário em Guaíra - na BR-163/PR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163J Construção de Trecho Rodoviário - Cocos – Div BA/GO – na BR-030/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163K Construção de Trecho Rodoviário – Div MA/PI – Entr. BR-135(A)/235(A) (Bom Jesus) - na BR-330/PI

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

163Q Intervenções para Recuperação e Restauração de Rodovias Federais

Lei Complementar nº 101, de 04 de maio de 2000;
Lei nº 10.406, de 10 de janeiro de 2002;
Portaria STN nº 877, de 18 de dezembro de 2018.

165A Construção de Ponte sobre o Rio Uruguai - Barra do Guarita/RS-Itapiranga/SC - na BR-163/SC/RS

Lei nº 10.233, de 5 de junho de 2001.

165F Adequação de Trecho Rodoviário - Imperatriz/ Açailândia - na BR-010/MA

Lei nº 10.233, de 5 de junho de 2001.

165Q Adequação de Trecho Rodoviário - Uberlândia - Luizlâdia do Oeste - na BR-365/MG

Lei nº 10.233, de 5 de junho de 2001.

165S Construção de Trecho Ferroviário - Barragem de Fronteiras na Ferrovia Tronco Norte - EF-225/CE

Lei nº 10.233, de 5 de junho de 2001.

167L Construção do Contorno de Ilhéus - na BR-415/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

167Q Construção da Ponte sobre o Rio Tocantins (Juscelino Kubitschek), localizada na BR-226/TO

Lei nº 10.233, de 5 de junho de 2001, e suas alterações. Artigo 82.

167R Construção de Trecho Rodoviário - Barragem de Fronteiras na Rodovia Tronco Norte - BR-226/CE e BR-404/CE

Lei nº 10.233, de 5 de junho de 2001, e suas alterações.

168T Aquisição de imóvel para o funcionamento da Superintendência Regional do DNIT no Estado de Minas Gerais/MG

Lei nº 10.233, de 5 de junho de 2001.

168U Reconstrução da Malha Ferroviária Sul – no Estado do Rio Grande do Sul

Lei nº 10.233, de 5 de junho de 2001

169T Construção da nova ponte sobre o Rio Jequitinhonha na BR-101/BA-Divisa SE/BA/ES-Entr. BA-274 (Santa Maria Eterna)–Entr. BA-275(A) (Itapebi)

Lei nº 10.233, de 5 de junho de 2001.

1C09 Construção de Trecho Rodoviário - São Desidério - Divisa BA/MG - na BR-135/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

1D48 Modernização do Departamento Nacional de Infraestrutura de Transportes

Lei nº 10.233, de 5 de junho de 2001, arts. 82, inciso XII.

1K24 Construção de Contorno Ferroviário em Joinville - na EF-485/SC

Lei nº 10.233, de 5 de junho de 2001 e alterações.

2000 Administração da Unidade

Constituição Federal de 1988;
Lei nº 10.233, de 5 de junho de 2001;
Decreto-Lei nº 200, de 25 de fevereiro de 1967.

2036 Controle de Trânsito na Malha Rodoviária Federal

Lei n° 9.503, de 23/09/1997, art. 21;
Lei n° 10.233/2001, art. 82, § 3º;
Resolução CONTRAN nº 638/2016;
Demais resoluções e portarias do Conselho Nacional de Trânsito (CONTRAN) e Departamento Nacional de Trânsito (DENATRAN), respectivamente.

20UC Estudos, Projetos e Planejamento de Infraestrutura de Transportes

Lei 10.233, de 5 de junho de 2001 e suas alterações.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; Lei nº 10.233, de 5 de junho de 2001; Lei nº 14.436, de 9 de agosto de 2022.

218S Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura

Lei 10.233, de 5 de junho de 2001.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Lei nº 10.233, de 5 de junho de 2001.

21IR Operações de Trânsito nas Rodovias Federais

Lei n° 9.503, de 23/09/1997;
Lei n° 10.233/2001;
Demais resoluções e portarias do Conselho Nacional de Trânsito (CONTRAN) e Departamento Nacional de Trânsito (DENATRAN), respectivamente.

2325 Operação de Pesagem e Autorizações Especiais de Trânsito de Veículos

Lei n° 9.503, de 23/09/1997, art. 21;
Lei n° 10.233/2001, art. 82, § 3º;
Demais resoluções e portarias do Conselho Nacional de Trânsito (CONTRAN) e Departamento Nacional de Trânsito (DENATRAN), respectivamente.

5E15 Construção de Trecho Rodoviário - Peixe - Paranã - Taguatinga - na BR-242/TO

Ação Orçamentária / Base Legal

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7242 Construção de Trecho Rodoviário - Cantá - Novo Paraíso - na BR-432/RR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7530 Adequação de Trecho Rodoviário - Navegantes - Rio do Sul - na BR-470/SC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7624 Adequação de Trecho Rodoviário - Divisa AL/PE - Divisa AL/SE - na BR-101/AL

Lei nº 10.233, de 5 de junho de 2001e suas alterações.

7E79 Construção de Trecho Rodoviário - Uruaçu - Divisa GO/MT - na BR-080/GO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7F51 Construção de Trecho Rodoviário - Divisa PI/BA - Divisa BA/SE - na BR-235/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7K23 Construção de Trecho Rodoviário - Porto Camargo - Campo Mourão - Na BR-487/PR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7L04 Adequação de Trecho Rodoviário - Porto Alegre - Pelotas - na BR-116/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7L92 Construção de Ponte sobre o Rio Araguaia em Xambioá - na BR-153/TO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7M88 Adequação de Trecho Rodoviário - Entroncamento PE-160 - Entroncamento PE-149 (Km 19,8 ao 71,2) - na BR-104/PE

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7M91 Construção de Contorno Rodoviário em Maringá - na BR-376/PR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7N22 Construção de Trecho Rodoviário - Divisa BA/PI - Divisa PI/MA - na BR-235/PI

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7N85 Construção de Trecho Rodoviário - Timbé do Sul - Divisa SC/RS - Na BR-285/SC

Lei nº 10.233, de 5 de junho de 2001, e suas alterações.

7P87 Adequação de Travessia Urbana em Ji-Paraná - na BR-364/RO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7R82 Adequação de Trecho Rodoviário - Divisa DF/GO - Divisa GO/BA - na BR-020/GO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7S57 Construção de Trecho Rodoviário - Entroncamento BR-163 (Rio Verde de Mato Grosso) - Entroncamento BR-262 (Aquidauana) - na BR-419/MS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7S61 Construção de Trecho Rodoviário - Novo Repartimento - Tucuruí - na BR-422/PA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7S62 Construção de Trecho Rodoviário - Viseu - Bragança - na BR-308/PA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7S75 Adequação de Trecho Rodoviário - Entroncamento BR-226 - Entroncamento BR-101 (Reta Tabajara) - na BR-304/RN

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7S80 Construção de Contorno Rodoviário em Barra do Garças - na BR-070/MT

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7S97 Construção de Contorno Rodoviário - no Município de Brasiléia - na BR-317/AC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7T98 Adequação de Trecho Rodoviário - km 0 (Cabedelo) - km 28 (Oitizeiro) - na BR-230/PB

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7U06 Construção de Acesso Rodoviário ao Terminal Portuário de Capuaba - na BR-447/ES

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7U07 Construção de Trecho Rodoviário - Colônia Leopoldina - Ibateguara - na BR-416/AL

Lei nº 10.233, de 5 de junho de 2001e alterações posteriores.

7U22 Adequação de Trecho Rodoviário - Entroncamento BR-277 (acesso Cascavel) - Marmelândia - na BR-163/PR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7V00 Construção de Trecho Rodoviário - Entroncamento BR-316 (Início do contorno de Timon) - Povoado Montividel - na BR-226/MA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7V18 Construção de Trecho Rodoviário - Divisa GO/BA - Divisa BA/PI - na BR-020/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7V19 Construção de Trecho Rodoviário - Entroncamento BR-135/BA-594 (Cocos) - Acesso a Cariranha - na BR-030/BA

Lei nº 10.233 de 5 de junho de 2001 e suas alterações.

7V83 Construção de Ponte sobre o Rio Juruá com Acesso a Rodrigues Alves - na BR-364/AC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7V99 Construção de Trecho Rodoviário - Bonfim - Normandia - na BR-401/RR

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7W07 Adequação de Trecho Rodoviário - Castanhal - Santa Maria do Pará - Trevo de Salinópolis - Divisa PA/MA - na BR-316/PA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7W67 Construção do Viaduto do Gancho nos Municípios de Natal e São Gonçalo do Amarante - na BR-406/RN

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7W84 Adequação de Trecho Rodoviário - Trecho Estiva - Entroncamento BR-222 (Miranda do Norte) - na BR-135/MA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7W95 Adequação de Trecho Rodoviário - Teresina - Parnaíba - na BR-343/PI

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7X34 Construção de Anel Rodoviário em Três Lagoas - nas BRs 262/158/MS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7X42 Adequação da Travessia Urbana de Petrolina nas BR's-407/428/PE

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7X78 Adequação de Trecho Rodoviário - São José dos Ausentes - Divisa RS/SC - na BR-285/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7X96 Construção de Ponte sobre o Rio Uruguai (Fronteira Brasil/Argentina) - na BR-392/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XG6 Adequação de Trecho Rodoviário - Bataguassu - Porto Murtinho - na BR-267/MS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XI6 Adequação de Trecho Rodoviário - Porto Alegre - Novo Hamburgo - na BR-116/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XI8 Adequação de Ponte sobre o rio Ibicuí - na BR-472/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XJ0 Construção de Trecho Rodoviário - Jacuí - Alpinópolis - na BR-265/MG

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XJ4 Construção de Trecho Rodoviário - Maraú - Entroncamento BR-101 - na BR-030/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XJ5 Adequação de Trecho Rodoviário - Florianópolis - São Miguel do Oeste - na BR-282/SC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XM0 Construção de Contorno Rodoviário em Feira de Santana - na BR-324/BA

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XM3 Adequação de Trecho Rodoviário - km 65 - km 187 - na BR-070/GO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XM5 Construção de Ponte sobre o rio Parnaíba na Divisa PI/MA - na BR-330/PI

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XM6 Adequação de Travessia Urbana em Ijuí - Na BR-285/RS

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XT1 Adequação de Trecho Rodoviário - Entroncamento DF-001/240 - Entroncamento DF-180 - na BR-080/DF

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XW7 Adequação de Contorno Rodoviário em Araranguá - na BR-101/SC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XX3 Adequação de Trecho Rodoviário - Divisa MT/RO - Divisa RO/AC - na BR-364/RO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XX5 Prolongamento da Ponte sobre o Rio Tarauacá - na BR-364/AC

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

7XZ5 Construção de Trecho Rodoviário - Entroncamento BR-424/AL-101 - Divisa AL/SE - na BR-349/AL

Lei nº 10.233, de 5 de junho de 2001, e suas alterações. Artigo 82.

7XZ8 Construção de Ponte sobre o Rio Mamoré (Fronteira Brasil - Bolivia) - na BR-425/RO

Lei nº 10.233, de 5 de junho de 2001 e suas alterações.

869V Manutenção e Gestão dos Ativos Ferroviários

Lei nº 10.233, de 5 de junho de 2001, e suas alterações; e Lei nº 11.483, de 31 de maio de 2007.

39905 Fundo Nacional de Segurança e Educação do Trânsito - FUNSET

2000 Administração da Unidade

Constituição Federal, de 5 de outubro de 1988; Lei nº 9.503, de 23 de setembro de 1997 - Institui o Código de Trânsito Brasileiro (CTB); Lei nº 9.637, de 15 de maio de 1998; Lei nº 13.844, de 18 de junho de 2019; Decreto nº 9.190, de 1º de novembro de 2017; Decreto n° 9.488, de 30 de agosto de 2018; Decreto nº 11.360, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério dos Transportes e remaneja cargos em comissão e funções de confiança.

Ação Orçamentária / Base Legal

20YZ Promoção do Fortalecimento Institucional do Sistema Nacional de Trânsito

Constituição Federal, de 5 de outubro de 1988; Lei nº 9.503, de 23 de setembro de 1997 - Institui o Código de Trânsito Brasileiro (CTB); Lei 9.602, de 21 de janeiro de 1998 - Dispõe sobre legislação de trânsito e dá outras providências; Lei nº 13.614, de 11 de janeiro de 2018 - Cria o Plano Nacional de Redução de Mortes e Lesões no Trânsito (PNATRANS) e acrescenta dispositivo à Lei nº 9.503, de 23 de setembro de 1997 (Código de Trânsito Brasileiro), para dispor sobre regime de metas de redução de índice de mortos no trânsito por grupos de habitantes e de índice de mortos no trânsito por grupos de veículos; Decreto nº 2.613, de 3 de junho de 1998 - Regulamenta o art. 4º da Lei nº 9.602, de 21 de janeiro de 1998, que trata do Fundo Nacional de Segurança e Educação de Trânsito (FUNSET), e dá outras providências; Decreto nº 11.360, de 1º de janeiro de 2023 - aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério dos Transportes e remaneja cargos em comissão e funções de confiança; Resolução CONTRAN nº 514, de 18 de dezembro de 2014 - Dispõe sobre a Política Nacional de Trânsito, seus fins e aplicação, e dá outras providências; Resolução CONTRAN nº 808, de 15 de dezembro de 2020 - Dispõe sobre o Registro Nacional de Acidentes e Estatísticas de Trânsito (RENAEST); Resolução CONTRAN nº 818, de 17 de março de 2021 - Altera a Resolução CONTRAN nº 797, de 2 de setembro de 2020, que institui o Registro Nacional de Veículos em Estoque (RENAVE) e dispõe sobre os procedimentos para registro e controle de compra e venda e de entrada e saída de veículos novos e usados, nos estabelecimentos de que trata o art. 330 da Lei nº 9.503, de 23 de setembro de 1997, que institui o Código de Trânsito Brasileiro (CTB); Resolução CONTRAN nº 870, de 13 de setembro de 2021 - Dispõe sobre o Plano Nacional de Redução de Mortes e Lesões no Trânsito (PNATRANS), instituído pela Lei nº 13.614, de 11 de janeiro de 2018.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Lei nº 9.503, de 23 de setembro de 1997 - Institui o Código de Trânsito Brasileiro (CTB); Lei 9.602, de 21 de janeiro de 1998 - Dispõe sobre legislação de trânsito e dá outras providências; Lei nº 13.614, de 11 de janeiro de 2018 - Cria o Plano Nacional de Redução de Mortes e Lesões no Trânsito (PNATRANS) e acrescenta dispositivo à Lei nº 9.503, de 23 de setembro de 1997 (Código de Trânsito Brasileiro), para dispor sobre regime de metas de redução de índice de mortos no trânsito por grupos de habitantes e de índice de mortos no trânsito por grupos de veículos; Decreto nº 2.613, de 3 de junho de 1998 - Regulamenta o art. 4º da Lei nº 9.602, de 21 de janeiro de 1998, que trata do Fundo Nacional de Segurança e Educação de Trânsito (FUNSET), e dá outras providências; Decreto nº 11.360, de 1º de janeiro de 2023 - aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério dos Transportes e remaneja cargos em comissão e funções de confiança; Portaria SENATRAN 1.526, de 17 dezembro de 2021 - Estabelece os valores a serem cobrados pelos acessos, consultas, transações eletrônicas, emissão de laudo ou certificado e geração de arquivos das bases de dados dos sistemas organizados e mantidos pela Secretaria Nacional de Trânsito (SENATRAN), e respectivos subsistemas; Portaria SENATRAN 922, de 25 de julho de 2022 - Estabelece os procedimentos para acesso aos dados dos sistemas e subsistemas informatizados da Secretaria Nacional de Trânsito (SENATRAN); Portaria SENATRAN 1.554, de 17 de novembro de 2022 - Estabelece os requisitos e os procedimentos referentes ao programa de rotulagem veicular de segurança de que trata o Decreto nº 9.557, de 8 de novembro de 2018, que regulamenta os requisitos obrigatórios para a comercialização de veículos no País; Resolução CONTRAN 514, de 18 de dezembro de 2014 - Dispõe sobre a Política Nacional de Trânsito, seus fins e aplicação, e dá outras providências; Resolução CONTRAN nº 537, de 17 de junho de 2015 - Dispõe sobre a implantação do Sistema Nacional de Identificação Automática de Veículos (SINIAV) em todo o território nacional; Resolução CONTRAN nº 818, de 17 de março de 2021 - Altera a Resolução CONTRAN nº 797, de 2 de setembro de 2020, que institui o Registro Nacional de Veículos em Estoque (RENAVE) e dispõe sobre os procedimentos para registro e controle de compra e venda e de entrada e saída de veículos novos e usados, nos estabelecimentos de que trata o art. 330 da Lei nº 9.503, de 23 de setembro de 1997, que institui o Código de Trânsito Brasileiro (CTB); Resolução CONTRAN nº 870, de 13 de setembro de 2021 - Dispõe sobre o Plano Nacional de Redução de Mortes e Lesões no Trânsito (PNATRANS), instituído pela Lei nº 13.614, de 11 de janeiro de 2018; Resolução CONTRAN 931, de 28 de março de 2022 - Estabelece o Sistema de Notificação Eletrônica (SNE); Resolução CONTRAN nº 969, de 20 de junho de 2022 - Dispõe sobre o sistema de Placas de Identificação de Veículos (PIV) registrados no território nacional.

21G6 Desenvolvimento de Melhorias em Locais Críticos de Sinistros de Trânsito em municípios

Inciso XI do art. 22 e § 10 do art. 144 da Constituição Federal, de 5 de outubro de 1988; incisos III e V do art. 19, art. 320 e §1º do art. 326-A da Lei nº 9.503, de 23 de setembro de 1997 - Institui o Código de Trânsito Brasileiro (CTB); Lei 9.602, de 21 de janeiro de 1998 - Dispõe sobre legislação de trânsito e dá outras providências; art. 5º da Lei nº 13.614, de 11 de janeiro de 2018 - Cria o Plano Nacional de Redução de Mortes e Lesões no Trânsito (PNATRANS) e acrescenta dispositivo à Lei nº 9.503, de 23 de setembro de 1997 (Código de Trânsito Brasileiro), para dispor sobre regime de metas de redução de índice de mortos no trânsito por grupos de habitantes e de índice de mortos no trânsito por grupos de veículos; art. 4º do Decreto nº 2.613, de 3 de junho de 1998 - Regulamenta o art. 4º da Lei nº 9.602, de 21 de janeiro de 1998, que trata do Fundo Nacional de Segurança e Educação de Trânsito (FUNSET), e dá outras providências; art. 12 do Decreto nº 9.373, de 11 de maio de 2018 - Dispõe sobre a alienação, a cessão, a transferência, a destinação e a disposição final ambientalmente adequadas de bens móveis no âmbito da administração pública federal direta, autárquica e fundacional; Resolução CONTRAN nº 870, de 13 de setembro de 2021 - Dispõe sobre o Plano Nacional de Redução de Mortes e Lesões no Trânsito (PNATRANS), instituído pela Lei nº 13.614, de 11 de janeiro de 2018; Resolução A/RES/74/299 "Aprimorando a Segurança Viária" da Assembleia Geral das Nações Unidas; Objetivo de Desenvolvimento Sustentável nº 11.2 da Agenda 2030 da Organização das Nações Unidas.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988; Lei nº 9.503, de 23 de setembro de 1997 - Institui o Código de Trânsito Brasileiro (CTB); Decreto nº 2.613, de 3 de junho de 1998 - Regulamenta o art. 4º da Lei nº 9.602, de 21 de janeiro de 1998, que trata do Fundo Nacional de Segurança e Educação de Trânsito (FUNSET), e dá outras providências; Decreto nº 11.360, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério dos Transportes e remaneja cargos em comissão e funções de confiança; Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria Geral da Presidência da República (SECOM): 1. Instrução Normativa nº 1, de 27 de julho de 2017, que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências; 2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares; 3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações, os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo Federal.

40101 Ministério do Trabalho e Emprego - Administração Direta

0A26 Concessão de Auxílio-Financeiro

Lei nº 10.097, de 19 de dezembro de 2000;
Lei nº 11.129, de 30 de junho de 2005;
Lei nº 11.692, de 10 de junho de 2008;
Decreto nº 6.629, de 4 de novembro de 2008;
Decreto nº 9.579, de 22 de novembro de 2018;
Portaria MTE 3872/2023.

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências;
Lei nº 8.112, de 11 de dezembro de 1990;
Lei nº 11.788, de 25 de setembro de 2008 - previsão de pagamento de bolsa estágio e auxílio-transporte aos estudantes;
Decreto nº 4.004, de 8 de novembro de 2001 - ajuda de custo com deslocamento de domicílio; e
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego.

20YU Fiscalização de Obrigações Trabalhistas e Inspeção em Segurança e Saúde no Trabalho

- Convenção nº. 81 da Organização Internacional do Trabalho (OIT), ratificada por meio do Decreto nº. 95.461/1987, e concolisado por meio do Decreto nº 10.088, de 5 de novembro de 2019;
- Título VII da Consolidação das Leis do Trabalho (CLT); art. 200 da CLT;
- Lei nº 10.593, de 06 de dezembro de 2002, art. 11 - Atribuições do Auditor Fiscal do Trabalho;
- Decreto nº 4.552, de 27 de dezembro de 2002 - Aprova o Regulamento da Inspeção do Trabalho;
- Decreto 10.854, de 10 de novembro de 2021 - Regulamenta disposições relativas à legislação trabalhista e institui o Programa Permanente de
Consolidação, Simplificação e Desburocratização de Normas Trabalhistas Infralegais e o Prêmio Nacional Trabalhista;
- Decreto nº 11.205, de 26 de setembro de 2022 - Institui o Programa de Estímulo à Conformidade Normativa Trabalhista - Governo Mais Legal - Trabalhista no âmbito do Ministério do Trabalho e Previdência; e
- Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego.
- Decreto nº 11.971, de 1º de abril de 2024 - Dispõe sobre o Comitê Gestor do Programa de Produtividade da Auditoria-Fiscal do Trabalho e sobre a base de cálculo de que tratam o § 1º e o § 4º do art. 16 da Lei nº 13.464, de 10 de julho de 2017.

20YV Democratização das Relações de Trabalho

Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego;
Portaria MTE nº 1153, de 30 de outubro de 2017 - Regimento Interno - Secretaria de Relações do Trabalho - Anexo X.
Portaria MTE nº 3.472, de 04 de outubro de 2023 - Dispõe sobre os procedimentos para o registro das entidades sindicais no Ministerio do Trabalho e Emprego.

215F Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo

Lei nº 13.019, de 31 de julho de 2014 - Regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação, para a consecução de finalidades de interesse público e recíproco, mediante a execução de atividades ou de projetos previamente estabelecidos em planos de trabalho inseridos em termos de colaboração, em termos de fomento ou em acordos de cooperação; define diretrizes para a política de fomento, de colaboração e de cooperação com organizações da sociedade civil;
Decreto nº 6.170, de 25 de julho de 2007 - Dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, e dá outras providências;
Decreto nº 8.726, de 27 de abril de 2016 - Regulamenta a Lei nº 13.019, de 31 de julho de 2014, para dispor sobre regras e procedimentos do regime jurídico das parcerias celebradas entre a administração pública federal e as organizações da sociedade civil;
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada;
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego;
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - Estabelece normas para execução do estabelecido no Decreto nº 6.170, de 25 de julho de 2007, que dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, revoga a Portaria Interministerial nº 507/MP/MF/CGU, de 24 de novembro de 2011 e dá outras providências.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, art. 12, inciso XXV.

21AX Gestão das Políticas de Trabalho

Lei nº 12.527, de 18 de novembro de 2011 - Regula o acesso a informações;
Decreto nº 7.724, de 16 de maio de 2012 - Regulamenta a Lei nº 12.527, de 18 de novembro de 2011, que dispõe sobre o acesso a informações previsto no inciso XXXIII do caput do art. 5º, no inciso II do § 3º do art. 37 e no § 2º do art. 216 da Constituição;
Decreto nº 7.845, de 14 de novembro de 2012 - Regulamenta procedimentos para credenciamento de segurança e tratamento de informação classificada em qualquer grau de sigilo, e dispõe sobre o Núcleo de Segurança e Credenciamento;
Decreto nº 9.094, de 17 de julho de 2017 - Direitos do usuário dos serviços públicos da administração pública;
Decreto nº 10.332, de 28 de abril de 2020 - Institui a Estratégia de Governo Digital para o período de 2020 a 2023;
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego.

21AZ Sistema de Escrituração Digital das Obrigações Fiscais, Previdenciárias e Trabalhistas - eSocial

Lei nº 13.874, de 20 de setembro de 2019 - Institui a Declaração de Direitos de Liberdade Econômica, Art. 16;
Decreto nº 8.373, de 11 de dezembro de 2014 - Institui o Sistema de Escrituração Digital das Obrigações Fiscais, Previdenciárias e Trabalhistas - eSocial e dá outras providências;
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego.

2A95 Inclusão Produtiva das Juventudes

Constituição Federal, artigos 205 a 214, sobretudo artigo 208;
Lei nº 11.129, de 30 de junho de 2005;
Lei nº 11.692, de 10 de junho de 2008;
Leil nº 13.667, de 17 de maio de 2018;
Lei nº 10.097/2000, de 19 de dezembro de 2000;
Decreto nº 6629/2008
PORTARIA MTE Nº 733/2024
PORTARIA SEMP /MTE Nº 738/2024
PORTARIA MTE Nº 3872/2023

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Lei nº 4.680, de 18 junho de 1965 - Dispõe sobre o exercício da profissão de Publicitário;
Lei nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.982, de 20 de agosto de 2019;
Portaria do Ministério das Comunicações nº 3.948, de 26 de outubro de 2021;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

4815 Funcionamento das Unidades Descentralizadas

Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego.

40203 Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho

2000 Administração da Unidade

Lei nº 5.161, de 21 de outubro de 1966 - Autoriza a instituição da Fundação Centro Nacional de Segurança, Higiene e Medicina do Trabalho e dá outras providências;
Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Dispõe sôbre a organização da Administração Federal, estabelece diretrizes para a Reforma Administrativa e dá outras providências;
Lei nº 14.261, de 16 de dezembro de 2021 - Cria o Ministério do Trabalho e Previdência;
Decreto nº 10.096, de 6 de novembro de 2019 - Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Fundação Jorge Duprat Figueiredo, de Segurança e Medicina do Trabalho – Fundacentro;e
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego.

20YW Produção e Difusão de Conhecimentos Técnico-científicos que Contribuam para a Promoção da Segurança e Saúde dos Trabalhadores e Trabalhadoras e que Subsidiem Políticas Públicas no Campo do Trabalho Digno

Lei nº 5.161, de 21 de outubro de 1966;
Decreto Legislativo n. 2, de 17 de março de 1992, do Congresso Nacional;
Decreto nº 7.602, de 7 de novembro de 2011;
Decreto nº 10.096, de 06 de novembro de 2019;

Ação Orçamentária / Base Legal

Portaria Fundacentro nº 490, de 16 de dezembro de 2019.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, art. 12, inciso XXV.

40901 Fundo de Amparo ao Trabalhador

0158 Financiamento de Programas de Desenvolvimento Econômico a Cargo do BNDES

Constituição Federal, art. 239, § 1º - Destinação da arrecadação decorrente das contribuições para o Programa de Integração Social;
Lei nº 8.019, de 11 de abril de 1990 - Altera a legislação do Fundo de Amparo ao Trabalhador (FAT), e dá outras providências; e
Lei nº 9.365, de 16 de dezembro de 1996 - Institui a Taxa de Juros de Longo Prazo - TJLP, dispõe sobre a remuneração dos recursos do Fundo de Participação PIS-PASEP, do Fundo de Amparo ao Trabalhador, do Fundo da Marinha Mercante, e dá outras providências.

20JT Gestão do Sistema Nacional de Emprego - Sine

Convenção nº 88 da Organização Internacional do Trabalho – OIT, de 9 de julho de 1948;
Lei nº 7.998, de 11 de janeiro de 1990 - Criou o FAT e o seu órgão gestor, o CODEFAT;
Lei nº 13.667, de 17 de maio de 2018 - Dispõe sobre o Sistema Nacional de Emprego - SINE.

20YY Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda

Lei nº 4.923, de 23 de dezembro de 1965 - Institui o Cadastro Permanente das Admissões e Dispensas de Empregados, Estabelece Medidas Contra o Desemprego e de Assistência aos Desempregados, e dá outras Providências;
Lei n° 7.998, de 11 de janeiro de 1990 - Regula o Programa do Seguro-Desemprego, o Abono Salarial, institui o Fundo de Amparo ao Trabalhador (FAT), e dá outras providências;
Lei nº 13.019, de 31 de julho de 2014 - Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação, para a consecução de finalidades de interesse público e recíproco, mediante a execução de atividades ou de projetos previamente estabelecidos em planos de trabalho inseridos em termos de colaboração, em termos de fomento ou em acordos de cooperação; define diretrizes para a política de fomento, de colaboração e de cooperação com organizações da sociedade civil; e altera as Leis nºs 8.429, de 2 de junho de 1992, e 9.790, de 23 de março de 1999. (Redação dada pela Lei nº 13.204, de 2015).
LEI nº 13.667, de 17 de maio de 2018 - Dispõe sobre o Sistema Nacional de Emprego (Sine), criado pelo Decreto nº 76.403, de 8 de outubro de 1975.
Decreto nº 10.426, de16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada.
Decreto nº 10.854, de 10 de novembro de 2021 - Regulamenta disposições relativas à legislação trabalhista e institui o Programa Permanente de Consolidação, Simplificação e Desburocratização de Normas Trabalhistas Infralegais e o Prêmio Nacional Trabalhista, e altera o Decreto nº 9.580, de 22 de novembro de 2018;
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego;
RESOLUÇÃO nº 888, de 2 de dezembro de 2020 - Regulamenta as ações de acompanhamento, fiscalização e prestação de contas dos recursos federais descentralizados para os fundos de trabalho das esferas de governo que aderirem ao SINE, nos termos do artigo 19 da Lei nº 13.667, de 17 de maio de 2018 e do artigo 14 da Resolução CODEFAT nº 825, de 26 de março de 2019.
Portaria MTP nº 671, de 8 de novembro de 2021 - Regulamenta disposições relativas à legislação trabalhista, à inspeção do trabalho, às políticas públicas e às relações de trabalho.
Resolução CODEFAT nº 994, de 15 de fevereiro de 2024 - Dispõe sobre a adesão de estados, do Distrito Federal e de municípios ao Sistema Nacional de Emprego - Sine, e regulamenta procedimentos e critérios para a transferência automática de recursos do Fundo de Amparo ao Trabalhador - FAT, no âmbito do Sistema, e dá outras providências.

20Z1 Qualificação Social e Profissional de Trabalhadores

Lei nº 7.998, de 11 de janeiro de 1990 - Regula o Programa do Seguro-Desemprego, o Abono Salarial, institui o Fundo de Amparo ao Trabalhador (FAT), e dá outras providências;
Lei nº 12.513, de 26 de outubro de 2011 - Institui o Programa Nacional de Acesso ao Ensino Técnico e Emprego (Pronatec); altera as Leis nº 7.998, de 1990;
Lei nº 13.019, de 31 de julho de 2014 - Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação;
Lei nº 13.667, de 17 de maio de 2018 - Dispõe sobre o Sistema Nacional de Emprego (Sine);
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada;
Resolução CODEFAT nº 888, de 2 de dezembro de 2020 – Regulamenta as ações de acompanhamento, fiscalização e prestação de contas dos recursos federais descentralizados para os fundos do trabalho das esferas de governo que aderirem ao SINE, nos termos da Lei nº 13.667, de 2018;
Resolução CODEFAT nº 906, de 26 de maio de 2021 - Estabelece o custo aluno/hora médio para as ações no âmbito do Programa Nacional de Qualificação Social e Profissional – Qualifica Brasil;
Resolução CODEFAT nº 994, de 15 de fevereiro de 2024 - Dispõe sobre a adesão de estados, do Distrito Federal e de municípios ao Sistema Nacional de Emprego – Sine, e regulamenta procedimentos e critérios para a transferência automática de recursos do Fundo de Amparo ao Trabalhador – FAT, no âmbito do Sistema, e dá outras providências;
Resolução CODEFAT Nº 995, de 15 de fevereiro de 2024 - Institui o Programa Manuel Querino de Qualificação Social e Profissional - PMQ, voltado ao desenvolvimento de ações de qualificação social e profissional a jovens e trabalhadores, de forma a contribuir com a formação geral, o acesso e a permanência no mundo do trabalho;
Resolução CODEFAT Nº 998 de 24 de abril de 2024 - Dispõe sobre a identificação do Programa Manuel Querino de Qualificação Social e Profissional - PMQ;
Portaria SPPE Nº 1.881, de 2 de março de 2022 - Dispõe sobre o Relatório de Gestão do Bloco de Ações e Serviços da Qualificação Profissional, de que trata o art. 10 da Resolução CODEFAT nº 888, de 2020;
Portaria MTE Nº 3.222, de 21 de agosto de 2023 - Institui o Programa Manuel Querino de Qualificação Social e Profissional - PMQ;
Portaria MTE Nº 443, de 01 de abril de 2024 - Dispõe sobre os critérios para apresentação de projetos relacionados à qualificação social e profissional para fomento a iniciativas da sociedade civil nos termos do Marco Regulatório da Organizações da Sociedade Civil - MROSC; e
Instrução Normativa SEMP/MTE Nº 04, de 13 de junho de 2024 - Dispõe sobre a execução da modalidade denominada Qualificação Social e Profissional no âmbito do Programa Manuel Querino de Qualificação Social e Profissional - PMQ, de que trata a Resolução CODEFAT Nº 995/2024.
Instrução Normativa SGER nº 9/2024
Resolução CODEFAT nº 1.014/2025, inclusão de migrantes, refugiados e apátridas entre os públicos atendidos pelo PMQ

21FU Gestão e Apoio Operacional ao Fundo de Amparo ao Trabalhador - FAT

Decreto-Lei nº 926, de 10 de outubro de 1969 - Institui a Carteira de Trabalho e Previdência Social, altera dispositivos da Consolidação das Leis do Trabalho e do Estatuto do Trabalhador Rural, e dá outras providências;
Lei nº 7.998, de 11 de janeiro de 1990 - Regula o Programa do Seguro-Desemprego e o Abono Salarial, instituiu o Fundo de Amparo ao Trabalhador e o seu órgão gestor, o CODEFAT;
Lei nº 8.019, de 11 de abril de 1990 - Trata de aplicação de recursos do FAT em depósitos especiais;
Lei nº 13.667, de 17 de maio de 2018 - Dispõe sobre o Sistema Nacional de Emprego - SINE;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.496, de 19 de abril de 2023 - Dispõe sobre a composição do CODEFAT;
Decreto nº 11.779, de 13 de novembro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego;
Resolução CODEFAT nº 937, de 23 de março de 2022 - Aprova o Regimento Interno do CODEFAT.

21IJ Fortalecimento dos Conselhos do Trabalho, Emprego e Renda

Lei nº 7.998, de 11 de janeiro de 1990 - Institui o Fundo de Amparo ao Trabalhador (FAT) e o seu órgão gestor, o CODEFAT;
Lei nº 13.667, de 17 de maio de 2018 e Resoluções do Conselho Deliberativo do Fundo de Amparo ao Trabalhador.

2B12 Fomento à Inclusão Produtiva

Lei nº 7.998, de 11 de janeiro de 1990 - Criou o FAT e o seu órgão gestor, o CODEFAT;
Lei nº 8.019, de 11 de abril de 1990 - Trata de aplicação do FAT em depósitos especiais;
Lei nº 13.636, de 20 de março de 2018 - Dispõe sobre o Programa Nacional de Microcrédito Produtivo Orientado -PNMPO; e
Lei nº 13.667, de 17 de maio de 2018 - Dispõe sobre o Sistema Nacional de Emprego - SINE;
Resolução nº 888, de 2 de dezembro de 2020 – Regulamenta as ações de acompanhamento, fiscalização e prestação de contas dos recursos federais descentralizados para os fundos do trabalho das esferas de governo que aderirem ao SINE, nos termos do artigo 19 da Lei nº 13.667, de 17 de maio de 2018 e do artigo 14 da Resolução CODEFAT nº 825, de 26 de março de 2019;
Resolução CODEFAT nº 994, de 15 de fevereiro de 2024 - Dispõe sobre a adesão de estados, do Distrito Federal e de municípios ao Sistema Nacional de Emprego – Sine, e regulamenta procedimentos e critérios para a transferência automática de recursos do Fundo de Amparo ao Trabalhador – FAT, no âmbito do Sistema, e dá outras providências.

4245 Classificação Brasileira de Ocupações - CBO

Portaria 3.654, de 24 de novembro de 1977; Portaria 1.334, de 21 de Dezembro de 1994;
Portaria 397, de 09 de Outubro de 2002;
Portaria/MTP nº 671, de 08 de novembro de 2021 - Seção VII Da Classificação Brasileira de Ocupações

4741 Cadastros Públicos e Sistemas de Integração das Ações de Trabalho e Emprego

Constituição Federal, de 1988, art. 239 - Abono salarial;
Lei nº 4.923, de 23 de dezembro de 1965 - Institui o Cadastro Permanente das Admissões e Dispensas de Empregados, Estabelece Medidas Contra o
Desemprego e de Assistência aos Desempregados, e dá outras Providências - Lei do Caged;
Lei nº 7.998, de 11 de janeiro de 1990 - Criou o FAT e o seu órgão gestor, o CODEFAT;
Lei nº 13.134, de 16 de junho de 2015 - Altera a Lei 7.998, de 11 de janeiro de 1990;
Lei nº 14.261, de 16 de dezembro de 2021 - Cria o Ministério do Trabalho e Previdência;
Decreto nº 10.854, de 10 de novembro de 2021 - Regulamenta a Relação Anual de Informações Sociais – RAIS e dá outras providências;
Decreto nº 11.779, de 13 de novembro de 2023 que a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Trabalho e Emprego e remaneja e transforma cargos em comissão e funções de confiança.
Portaria MTP nº 671, de 8 de novembro de 2021, que Regulamenta disposições relativas à legislação trabalhista, à inspeção do trabalho, às políticas públicas e às relações de trabalho.

41101 Ministério das Comunicações - Administração Direta

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Carta Convite da OCDE DSTI/DEP/2018.045 de 5 de julho de 2018;
Decreto Nº 8.877, de 11 de outubro de 2016; e
Acordo de Cooperação entre a República Federativa do Brasil e Organização para a Cooperação e Desenvolvimento Econômico (OCDE), assinado em 3 de junho de 2015, aprovado pela Comissão de Relações Exteriores e Defesa Nacional da Câmara de Deputados, em 5/9/2017, aprovado pelo Decreto Legislativo nº 55, em 18/6/2019, vigente para a República Federativa do Brasil, no plano jurídico externo, em 17/8/2019, nos termos da seção 7 do Acordo supracitado, e promulgado pelo Decreto nº 10.109, em 7/11/2019.

15UK Implementação de Projetos de Cidades Conectadas, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)

Lei nº 9.637, de 15 de maio de 1998 (qualificação de O.S); Decreto nº 9.612 de 17 de dezembro de 2018, que instituiu a política pública de telecomunicações; e Decretoº 10.799, de 17 de setembro de 2021 (altera o Decreto nº 9.612 de 17 de dezembro de 2018); Decreto nº 11.335, de 1 de janeiro de 2023; Portaria MCOM nº 8.374, de 6 de fevereiro de 2023.

15UL Implantação de Infraestrutura para os Projetos Norte e Nordeste Conectados, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)

Lei nº 9.637, de 15 de maio de 1998 (qualificação de O.S); Decreto nº 9.612 de 17 de dezembro de 2018, que instituiu a política pública de telecomunicações; Decretoº 10.799, de 17 de setembro de 2021 (altera o Decreto nº 9.612 de 17 de dezembro de 2018); Decreto nº 10.800, de 17 de setembro de 2021; Decreto nº 11.335, de 1 de janeiro de 2023; Portaria MCOM nº 8.374, de 6 de fevereiro de 2023.

162P Implementação de Cidades Conectadas

Lei n° 9.472, de 16 de julho de 1997 (e alterações), que dispõe sobre a organização dos serviços de telecomunicações; Decreto n° 9.612, de 17 de dezembro de 2018, que dispõe sobre políticas públicas de telecomunicações; Decreto n° 10.799, de 17 de setembro de 2021 (altera o Decreto n° 9.612, de 17 de dezembro de 2018); Decreto nº 11.335, de 1 de janeiro de 2023; Portaria MCOM nº 8.374, de 6 de fevereiro de 2023.

162Q Implantação de Infraestrutura de Comunicações

Lei n° 9.472, de 16 de julho de 1997, e alterações, que dispõe sobre a organização dos serviços de telecomunicações; Decreto n° 9.612, de 17 de dezembro de 2018, que dispõe sobre políticas públicas de telecomunicações; Decreto n° 10.799, de 17 de setembro de 2021 (altera o Decreto n°9.612, de 17 de dezembro de 2018); Decreto nº 11.335, de 1 de janeiro de 2023; Portaria MCOM nº 8.374, de 6 de fevereiro de 2023.

2000 Administração da Unidade

Constituição Federal de 1988; Lei nº 8.666, de 21 de junho de 1993; Decreto-Lei nº 200, de 25 de fevereiro de 1967; Lei nº 14.133, de 1º de abril de 2021.

20V8 Apoio a Iniciativas e Projetos de Inclusão Digital

Decreto nº 9.612, de 17 de dezembro de 2018; Decreto nº 10.799, de 17 de setembro de 2021; Lei nº 14.479, de 21 de dezembro de 2022, que institui a Política Nacional de Desfazimento e Recondicionamento de Equipamentos Eletroeletrônicos e dispõe sobre o Programa Computadores para Inclusão; Decreto nº 9.373, de 11 de maio de 2018; Portaria MCOM nº 2.460, de 23 de abril de 2021, que aprova a Norma Geral do Programa de Governo Eletrônico - Serviço de Atendimento ao Cidadão - GESAC; Decreto nº 11.335, de 1 de janeiro de 2023; Portaria MCOM nº 8.374, de 6 de fevereiro de 2023.

20ZQ Estudos, Pesquisas e Produção de Indicadores na Área das Comunicações

Decreto nº 11.335, de 1 de janeiro de 2023; Decreto n° 5.151, de 22 de julho de 2004; Decreto nº 9.612, de 17 de dezembro de 2018; Portaria MCOM nº 8.374, de 6 de fevereiro de 2023; Portaria MCOM nº 2.460, de 23 de abril de 2021.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Constituição Federal de 1988 - art. 218; Lei nº 9.472/97 - art. 2º; Lei nº 13.243/16 - art. 3 e 19; Lei nº 9.637, de 15 de maio de 1998; e Decreto nº 11.335/2023 - art. 19 inciso II.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

21AE Evolução e Expansão dos Serviços de Radiodifusão

Constituição da República Federativa do Brasil de 1988; Lei nº 4.117/62; Decreto-Lei nº 236/67; Decreto nº 52.795/63; e Decreto nº 5.820/2006.

21FP Promoção de Acesso Gratuito à Internet (Programa Internet Brasil - Lei nº 14.351, de 25 de maio de 2022)

Lei nº 14.351, de 25 de maio de 2022.

Ação Orçamentária / Base Legal

21I3 Manutenção de Contrato de Gestão com a Telecomunicações Brasileiras S.A. – Telebrás

Lei Complementar nº 101, de 04 de maio de 2000, Lei nº 15.080, de 30 de dezembro de 2024.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988; Art. 6º, inciso IX, da Lei Nº 14.600, DE 19 de junho de 2023, que estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 6.555, de 8 de setembro de 2008, que dispõe sobre as ações de comunicação do Poder Executivo Federal

41231 Agência Nacional de Telecomunicações - ANATEL

2000 Administração da Unidade

Constituição Federal de 1988; Lei nº 8.666, de 21 de junho de 1993; Decreto-Lei nº 200, de 25 de fevereiro de 1967; Lei nº 14.600, de 19 de junho de 2023.

20ZD Regulação dos Serviços de Telecomunicações

Lei nº 13.848, de 25 de junho de 2019 - Lei das Agências Reguladoras, e Lei nº 9.472, de 16 de julho de 1997 - Lei Geral das Telecomunicações - LGT.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

2424 Fiscalização Regulatória

Lei nº 9.472, de 16 de julho de 1997 - Lei Geral das Telecomunicações (LGT); Lei nº 13.848, de 25 de junho de 2019 - Lei das Agências Reguladoras; Resolução nº 746, de 22 de junho de 2021 - Regulamento de Fiscalização Regulatória (RFR)

2B68 Relações com os Usuários de Serviços de Telecomunicações

Lei nº 13.848, de 25 de junho de 2019 - Lei das Agências Reguladoras, e Lei nº 9.472, de 16 de julho de 1997 - Lei Geral das Telecomunicações - LGT. Regulamento Geral de Direitos do Consumidor de Serviços de Telecomunicações – RGC, aprovado pela Resolução nº 632, de 7 de março de 2014, Regimento Interno da Anatel, aprovado pela Resolução nº 612, de 29 de abril de 2013.

41902 Fundo de Universalização dos Serviços de Telecomunicações - FUST

00TY Subvenção Econômica a Projetos de Expansão, de Uso e de Melhoria das Redes e dos Serviços de Telecomunicações (Lei nº 9.998, de 2000)

Lei nº 9.998, de 17 de agosto de 2000; Lei nº 14.109 de 16 de dezembro de 2020; Lei nº 14.173, de 15 de junho de 2021; Decreto nº 9.612 de 17 de dezembro de 2018; Decreto nº 11.004, de 21 de março de 2022; Portaria MCOM nº 6.098, de 1º de julho de 2022; Resolução CG-FUST nº 2, de 8 de agosto de 2022.

41903 Fundo para o Desenvolvimento Tecnológico das Telecomunicações - FUNTTEL

00TS Política Produtiva e Inovação Tecnológica

Lei n° 10.052, de 2000; Lei nº 10.973, 2 de dezembro de 2004; Decreto n° 3.737, de 30 de janeiro de 2001; Decreto nº 9.283, de 7 de fevereiro de 2018; e Resolução do Conselho Gestor do Funttel (CGF) n° 66, de 28 de outubro de 2010.

42101 Ministério da Cultura - Administração Direta

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVI.

00VF Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): art. 3º, V, VII, VIII, e anexo; Lei 10.753/2003; Lei 13.696/2018; Decreto nº 6.845/2009; Decreto nº 6.853/2009; Decreto nº 6.170/2007; Decreto nº 10.755/202; Decreto 519/1992; Decreto 520/1992; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria Interministerial nº 127, de 29/05/2008; Portaria nº 123, de 13 de dezembro de 2011(publica as metas do PNC).

2000 Administração da Unidade

CF 1988; Decreto-Lei 200/1967; Lei nº 14.600/2023; Decreto nº 11.336/2023.

20ZF Promoção e Fomento à Cultura Brasileira

Arts. 215 e 216 da Constituição Federal de 1988; Art. 68 da ADCT; Convenção sobre a Proteção e a Promoção da Diversidade das Expressões Culturais - UNESCO (ratificada pela Câmara Federal em novembro de 2006 e pelo Senado brasileiro, em dezembro do mesmo ano); Convenção para a salvaguarda do patrimônio cultural imaterial, de 2003; Convenção nº169 da Organização Internacional do Trabalho (OIT 1989), ratificada pelo Decreto nº 5.051/2004; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Convenção da Diversidade Biológica; Convenção sobre a proteção e promoção da diversidade das expressões culturais; Convenção sobre a proteção e promoção da diversidade das expressões culturais, II PNPM; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 8.666/1993; Lei nº 7.668/1988; Lei nº 3.924/1961; Lei nº 7.668/1988; Lei nº 3.924/1961; Lei nº 10.753/2003 (Política Nacional do Livro); Lei nº 13.018/2014; Lei nº 13.123/2015; Lei nº 6.001/1973 (Estatuto do índio); Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC); Lei 13.696/2018 (que institui a Política Nacional de Leitura e Escrita); Lei 13.019/2014; Estatuto da Criança e do Adolescente; Medida Provisória nº 2.228-1/2001; Decreto nº 3.100/1999; Decreto nº 6.170/2007; Decreto nº 80.978/1977; Decreto nº 520/1992; Decreto nº 8.837/2016; Decreto nº 3.551/2000; Decreto nº 6.040/2007 Art. 3º, inciso IX, Art. 14 e anexo; Decreto nº 5.520/2005, alterado pelo Decreto nº 6.973/2009: Institui o Sistema Federal de Cultura- SFC; Decreto 519/1992 (que institui o Programa Nacional de Incentivo à Leitura; Decreto 8.726/2016; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021; Portaria Conjunta MGI/MF/CGU Nº 33, de 30 de agosto 2023; Portaria FCP nº 98, de 26/11/2007; Portaria nº 28, de 19/3/2010 (publica o Regimento Interno do Conselho Nacional de Política Cultural); Portaria nº 123, de 13/12/2011 (publica as metas do PNC); Instrução Normativa n.º 57, de 20/10/2009.

20ZG Formulação e Gestão da Política Cultural

Constituição Federal de 1988, art. 24, VII, VIII e IX, §§ 1º, 2º, 3º e 4º, arts. 215, 216 e 216A; Lei nº 6.533/1978; Lei nº 8.313/1991; Lei nº 9.610/1998; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, incisos IX e XII, § 1º, e anexo; Lei nº 13.502/2017; Decreto nº 5.520/2005 (Institui o Sistema Federal de Cultura- SFC); Decreto nº 8.837/2016; Decreto nº 9.891/2019 (dispõe sobre o Conselho Nacional de Política Cultural); Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria nº 123, de 13 de dezembro de 2011 (publica as metas do PNC); PORTARIA MTUR Nº 46, DE 28 DE SETEMBRO DE 2022.

211F Funcionamento de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 8.313/1991; Lei 10.753/2003; Lei 13.696/2018; Decreto nº 6.845/2009; Decreto nº 6.853/2009, Decreto nº 6.170/2007; Decreto 519/1992; Decreto nº 10.755/2021; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura).

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Art. da Constituição Federal de 1988; Lei nº 9.637/1998; Medida Provisória nº 2.216-37/2001; Decreto nº 3.294/1999; Decreto nº 4.077/2002; Decreto nº 10.915/2021; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura);

215G Implementação da Política Nacional de Cultura Viva

Lei n° 13.018/2014; Instrução Normativa n°8/2016; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; Art. 12 inciso XXIII e art. 18 inciso XIV e §8º da Lei n° 14.436, de 2022 (LDO-2023).

42201 Fundação Casa de Rui Barbosa

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVI.

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 14.600/2023; Decreto nº 11.336/2023.

20ZG Formulação e Gestão da Política Cultural

Constituição Federal de 1988, art. 24, VII, VIII e IX, §§ 1º, 2º, 3º e 4º, arts. 215, 216 e 216A; Lei nº 8.313/1991; Lei nº 13.502/2017; Lei nº 9.610/1998; Lei nº 6.533/1978; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, incisos IX e XII, § 1º, e anexo; Decreto nº 9.891/2019 (dispõe sobre o Conselho Nacional de Política Cultural); Decreto nº 5.520/2005 (Institui o Sistema Federal de Cultura- SFC); Decreto nº8.837/2016; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria nº 123, de 13 de dezembro de 2011 (publica as metas do PNC); PORTARIA MTUR Nº 46, DE 28 DE SETEMBRO DE 2022.

20ZH Preservação do Patrimônio Cultural Brasileiro

Lei nº 13.502/2017; Lei nº 11.483/2007; Lei nº 3.924/1961; Lei nº 4.845/1965; Lei nº 8.394/1991; Decreto-Lei nº 25/1937; Decreto nº 80.978/1977; Decreto nº 3.551/2000; Decreto nº 4.915/2003; Decreto nº 9.238/2017; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021; Decreto nº 10.788/2021.

20ZM Produção e Difusão de Conhecimento na Área Cultural

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021.

42202 Fundação Biblioteca Nacional - BN

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVI.

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 14.600/2023; Decreto nº 11.336/2023.

20ZF Promoção e Fomento à Cultura Brasileira

Arts. 215 e 216 da Constituição Federal de 1988; Art. 68 da ADCT; Convenção para a salvaguarda do patrimônio cultural imaterial, de 2003; Convenção sobre a Proteção e a Promoção da Diversidade das Expressões Culturais - UNESCO (ratificada pela Câmara Federal em novembro de 2006 e pelo Senado brasileiro, em dezembro do mesmo ano); Convenção nº169 da Organização Internacional do Trabalho (OIT 1989), ratificada pelo Decreto nº 5.051/2004; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Convenção da Diversidade Biológica; Convenção sobre a proteção e promoção da diversidade das expressões culturais, Estatuto da Criança e do Adolescente; Convenção sobre a proteção e promoção da diversidade das expressões culturais, II PNPM; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Lei nº 13.123/2015; Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 8.666/1993; Lei nº 7.668/1988; Lei nº 3.924/1961; Lei nº 10.753/2003 (Política Nacional do Livro); Lei nº 13.018/2014; Lei nº 6.001/1973 (Estatuto do índio); Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, inciso IX, Art. 14 e anexo; Medida Provisória nº 2.228-1/2001; Decreto nº 10.755/2021; Decreto nº 3.100/1999; Decreto nº 6.170/2007; Decreto nº 4.887/2003; ; Decreto nº 80.978/1977; Decreto nº 520/1992; Decreto nº 3.551/2000; Decreto nº 6.040/2007; ; Decreto nº 5.520/2005, alterado pelo Decreto nº 6.973/2009, revogado pelo Decreto nº 9.891/2019: Institui o Sistema Federal de Cultura- SFC; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto 8.982/2017; Portaria nº 28, de 19/3/2010 (publica o Regimento Interno do Conselho Nacional de Política Cultural); Portaria nº 123, de 13/12/2011 (publica as metas do PNC); ; Portaria Interministerial nº 127, de 29/05/2008; Portaria FCP nº 98, de 26/11/2007; Instrução Normativa n.º 57, de 20/10/2009.

20ZH Preservação do Patrimônio Cultural Brasileiro

Lei nº 8.394/1991; Lei nº 13.844/2019; Lei nº 11.483/2007; Lei nº 3.924/1961; Lei nº 4.845/1965; Decreto-Lei nº 25/1937; Decreto nº 80.978/1977; Decreto nº 3.551/2000; Decreto nº 10.788/2021; Decreto nº 10.755/2021; Decreto nº 3.551/2000; Decreto nº 4.915/2003; Decreto nº 8.982/2017; Decreto nº 9.238/2017; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura).

211F Funcionamento de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 8.313/1991; Lei nº 11.906/2009; Decreto nº 6.170/2007; Decreto nº 6.845/2009; Decreto nº 6.853/2009; Decreto 8.982/2017; Decreto nº 10.755/2021; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria Interministerial nº 127, de 29/05/2008.

42203 Fundação Cultural Palmares

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 14.600/2023; Decreto nº 11.336/2023.

20ZF Promoção e Fomento à Cultura Brasileira

Arts. 215 e 216 da Constituição Federal de 1988; Art. 68 da ADCT; Convenção sobre a Proteção e a Promoção da Diversidade das Expressões Culturais - UNESCO (ratificada pela Câmara Federal em novembro de 2006 e pelo Senado brasileiro, em dezembro do mesmo ano); Convenção para a salvaguarda do patrimônio cultural imaterial, de 2003; Convenção nº169 da Organização Internacional do Trabalho (OIT 1989), ratificada pelo Decreto nº 5.051/2004; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Convenção da Diversidade Biológica; Medida Provisória nº 2.228-1/2001; Lei nº 13.123/2015; Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 8.666/1993; Lei nº 7.668/1988; Lei nº 10.753/2003 (Política Nacional do Livro); Lei nº 3.924/1961; Lei nº 13.018/2014; Lei nº 6.001/1973 (Estatuto do índio); Estatuto da Criança e do Adolescente; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, inciso IX, Art. 14 e anexo; Decreto nº 7.743/2012; Decreto nº 4.887/2003; Decreto nº 6.170/2007; Decreto nº 6.040/2007; Decreto nº 3.551/2000; Decreto nº 6.853/2009; Decreto nº 3.100/1999; Decreto nº 80.978/1977; Decreto nº 520/1992; Decreto nº 5.520/2005, alterado pelo Decreto nº 6.973/2009: Institui o Sistema Federal de Cultura- SFC; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021; Portaria nº 28, de 19/3/2010 (publica o Regimento Interno do Conselho Nacional de Política Cultural); Portaria nº 123, de 13/12/2011 (publica as metas do PNC); Portaria FCP nº 98, de 26/11/2007; Portaria Interministerial nº 127, de 29/05/2008; Instrução Normativa n.º 57, de 20/10/2009.

20ZH Preservação do Patrimônio Cultural Brasileiro

Lei nº 3.924/1961; Lei nº 4.845/1965; Lei nº 8.394/1991; Lei nº 7.668/1988; Decreto-Lei nº 25/1937; Decreto nº 80.978/1977; Decreto nº 3.551/2000; Decreto nº 4.915/2003; Decreto nº 95.855/1988; Decreto. nº 6.853/2009; Decreto nº 4.887/2003; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12 inciso XXIII e art. 18 inciso XIV e §8º da Lei nº 14.436, de 2022 (LDO-2023).

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

42204 Instituto do Patrimônio Histórico e Artístico Nacional

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 13.844/2019; Decreto nº 11.336, de 1º de janeiro de 2023; Lei nº 8.666/1993; Lei nº 10.520/2002; Decreto nº 7.892/2013; Decreto nº 10.024/ 2019, Lei 12.462/2011; Lei nº 14.133/2021; Instrução Normativa Nº 05/2017; Instrução Normativa Nº 07/2018; Decreto Nº 9.507/2018; Instrução Normativa Nº 40/2020 - ME; Instrução Normativa Nº 73/2020 - ME; Instrução Normativa Nº 01/2019 - ME.

20ZH Preservação do Patrimônio Cultural Brasileiro

Art. 216 da Constituição Federal de 1988; Lei nº 11.483/2007; Lei nº 3.924/1961; Lei nº 4.845/1965; Lei nº 8.394/1991; Lei nº 13.019/2014; Lei nº 9.613/1998; Decreto nº 44.851/1958; Decreto nº 72.312/1973; Decreto nº 3.166/1999; Decreto nº 5.760/2006; Decreto nº 80.978/1977; Decreto nº 3.551/2000; Decreto nº 4.915/2003 e Decreto-Lei nº 25/1937; Decreto nº 5.753/2006; Decreto nº 7.387/2010; Decreto nº 9.938/2019; Decreto nº 5.002/2004; Decreto nº 3.193/1999; Decreto nº 350/1991; Decreto nº 9.763/2019; Decreto Legislativo nº 16/1964. Resolução Conselho Consultivo do Patrimônio Cultural nº 001/2009; Portaria SPHAN nº 07/1988; Portaria IBPC nº 262/1992; Portaria IPHAN nº 420/10; Portaria IPHAN nº 187/2010; Portaria IPHAN nº 44/2016; Portaria IPHAN nº 195/2016; Portaria IPHAN nº 196/2016; Portaria IPHAN nº 396/2016; Portaria IPHAN nº 200/2016; Portaria IPHAN nº 80/2017; Resolução Conselho Consultivo do Patrimônio Cultural nº 001/2006; Portaria IPHAN nº 299/2015; Resolução Conselho Consultivo do Patrimônio Cultural nº 005/2019; Portaria IPHAN nº 194/2016; Portaria IPHAN nº 137/2016; Portaria Interministerial 424/2016; Portaria Interministerial 43/2020; Portaria IPHAN nº 366/2018; Portaria IPHAN nº 11/2021; Portaria IPHAN nº 23/2021; Portaria IPHAN nº 25/2021; Decreto nº 10.755/2021; Portaria IPHAN nº 17/2022; Instrução Normativa IPHAN nº 01/2007; Instrução Normativa IPHAN nº 01/2015; Decreto Nº 11.336/2023 (Aprova a Estrutura Regimental do MinC); Decreto Nº 11.178/2022 (Aprova a Estrutura Regimental do Iphan).Decreto nº 12.469, de 23 de maio de 2025(Altera o Decreto 11.178 de 2022); Portaria nº 137, de 28 de abril de 2016; Portaria Iphan n.º 135, de 20 de novembro de 2023.

211F Funcionamento de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Decreto nº 11.531/2023; Decreto Nº 11.336/2023 (Aprova a Estrutura Regimental do MinC); Decreto Nº 11.453/2023; Portaria IPHAN nº 11/2021; Portaria IPHAN nº 23/2021; Portaria IPHAN nº 141, de 12 de dezembro de 2023 (aprova o regimento interno do Iphan).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Lei 14.791/2023 (LDO 2024)

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 9.991/2019. Decreto nº 11.336, de 1º de janeiro de 2023. Instrução Normativa SGP-ENAP/SEDGG/ME nº 21, de 1º de fevereiro de 2021. Decreto nº 11.069/2022.

5538 Preservação do Patrimônio Cultural em Cidades com Bens Tombados

Arts. 215 e 216 da Constituição Federal de 1988; Decreto-Lei nº 25/1937; Decreto Nº 11.178/2022 (Aprova a Estrutura Regimental do Iphan); Decreto nº 80.978/1977; Resolução do Senado Federal nº 56/1999; Lei nº 11.578/2007; Decreto 11.632/2023; Decreto 11.855/2023; Resolução CGPAC nº 1/2023; Resolução CGPAC nº 2/2024; Resolução CGPAC nº 4/2024; Portaria Iphan nº 420/2010; Portaria Iphan nº 383/2013; Portaria Iphan nº 436/2013; Decreto nº 7.581/2011; Decreto nº 7.983/2013; Lei nº 14.133/2021; Decreto Nº 11.336/2023 (Aprova a Estrutura Regimental do MinC).

42205 Fundação Nacional de Artes

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 14.600/2023; Decreto nº 11.336, de 1º de janeiro de 2023.

20ZF Promoção e Fomento à Cultura Brasileira

Arts. 215 e 216 da Constituição Federal de 1988; Art. 68 da ADCT; Convenção sobre a Proteção e a Promoção da Diversidade das Expressões Culturais - UNESCO (ratificada pela Câmara Federal em novembro de 2006 e pelo Senado brasileiro, em dezembro do mesmo ano); Convenção para a salvaguarda do patrimônio cultural imaterial, de 2003; Convenção nº169 da Organização Internacional do Trabalho (OIT 1989), ratificada pelo Decreto nº 5.051/2004; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Convenção da Diversidade Biológica; Convenção sobre a proteção e promoção da diversidade das expressões culturais; Medida Provisória nº 2.228-1/2001; Estatuto da Criança e do Adolescente; Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 13.123/2015; Lei nº 6.001/1973 (Estatuto do índio); Lei nº 13.018/2014; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, inciso IX, Art. 14 e anexo; Lei nº 7.668/1988; Lei nº 3.924/1961; Lei nº 10.753/2003 (Política Nacional do Livro); Decreto nº 3.551/2000; Decreto nº 5.520/2005, alterado pelo Decreto nº 6.973/2009: Institui o Sistema Federal de Cultura- SFC; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021; Decreto nº 6.040/2007; Decreto nº 3.100/1999; Decreto nº 6.170/2007; Decreto nº 80.978/1977; Decreto nº 520/1992; Portaria nº 28, de 19/3/2010 (publica o Regimento Interno do Conselho Nacional de Política Cultural); Portaria nº 123, de 13/12/2011 (publica as metas do PNC); Portaria FCP nº 98, de 26/11/2007; Portaria Interministerial nº 127, de 29/05/2008; Instrução Normativa n.º 57, de 20/10/2009.

211F Funcionamento de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Decreto nº 6.170/2007; Decreto nº 10.755/2021; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria Interministerial nº 127, de 29/05/2008.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12 inciso XXIII e art. 18 inciso XIV e §8º da Lei nº 14.436, de 2022 (LDO-2023).

42206 Agência Nacional do Cinema - ANCINE

00S0 Contribuição ao Programa Ibermedia

Decreto nº 3.092, de 1999 - promulga o Convênio para a Cooperação no âmbito da Conferência Ibero-Americana, concluído em San Carlos de Bariloche, em 15 de outubro de 1995; Decreto nº 2.777, de 1999 - promulga o Convênio de Integração Cinematográfica Ibero-Americana, assinado em Caracas, em 11 de novembro de 1989; Decreto nº 8.283, de 3 de julho de 2014; Decreto nº 10.359, de 20 de maio de 2020.

155V Aquisição do Imóvel do Escritório Central da Agência Nacional do Cinema - ANCINE

Arts. 215 e 216 da Constituição Federal de 1988.

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 13.844/2019; Decreto nº 8.283/2014.

20ZI Fomento ao Setor Audiovisual (Medida Provisória nº 2.228-1/2001)

Constituição Federal de 1988, arts. 215 e 216; Medida Provisória nº 2.228-1/2001; Lei nº 8.313/1991; Lei nº 8.685/1993; Decreto nº 8.283, de 3 de julho de 2014;

20ZJ Fiscalização e Regulamentação do Setor Audiovisual

Medida Provisória nº 2.228-1/2001; Lei nº 11.437/2006; Decreto nº 6.590/2008; Decreto nº 8.283, de 3 de julho de 2014; Decreto nº 10.359/2020 (aprova a estrutura regimental do Ministério do Turismo).

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Art. da Constituição Federal de 1988; Lei nº 9.637/1998; Medida Provisória nº 2.216-37/2001; Decreto nº 3.294/1999; Decreto nº 4.077/2002; Decreto nº 10.915/2021; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12 inciso XXIII e art. 18 inciso XIV e §8º da Lei nº 14.436, de 2022 (LDO-2023).

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 8.283, de 3 de julho de 2014.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Art. 7º, inciso V, da Lei nº 13.844/2019;
Decreto nº 6.555, de 8 de setembro de 2008;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.
Decreto nº 8.283, de 3 de julho de 2014.

42207 Instituto Brasileiro de Museus

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVI.

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200/1967; Lei nº 14.600/2023; Decreto nº 11.336, de 1º de janeiro de 2023.

20ZF Promoção e Fomento à Cultura Brasileira

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Decreto nº 6.845/2009; Decreto nº 3.100/1999; Lei nº 8.666/1993; Decreto nº 6.170/2007; Portaria Interministerial nº 127, de 29/05/2008; Instrução Normativa n.º 57, de 20/10/2009; Art. 68 da ADCT; Lei nº 7.668/1988; Lei nº 3.924/1961; Decreto nº 80.978/1977; Portaria FCP nº 98, de 26/11/2007; Lei nº 10.753/2003 (Política Nacional do Livro); Decreto nº 520/1992; Lei nº 13.018/2014; Decreto nº 7.743/2012; Medida Provisória nº 2.228-1/2001; Convenção sobre a Proteção e a Promoção da Diversidade das Expressões Culturais - UNESCO (ratificada pela Câmara Federal em novembro de 2006 e pelo Senado brasileiro, em dezembro do mesmo ano); Decreto nº 3.551/2000; Convenção para a salvaguarda do patrimônio cultural imaterial, de 2003; Decreto nº 6.040/2007; Convenção nº169 da Organização Internacional do Trabalho (OIT 1989), ratificada pelo Decreto nº 5.051/2004; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Convenção da Diversidade Biológica; Lei nº 13.123/2015; Lei nº 6.001/1973 (Estatuto do índio); Convenção sobre a proteção e promoção da diversidade das expressões culturais, Estatuto da Criança e do Adolescente; Convenção sobre a proteção e promoção da diversidade das expressões culturais, II PNPM; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, inciso IX, Art. 14 e anexo; Decreto nº 5.520/2005, alterado pelo Decreto nº 6.973/2009: Institui o Sistema Federal de Cultura- SFC; Portaria nº 28, de 19/3/2010 (publica o Regimento Interno do Conselho Nacional de Política Cultural); Portaria nº 123, de 13/12/2011 (publica as metas do PNC); Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto

211F Funcionamento de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Decreto nº 6.845/2009; Decreto nº 6.170/2007; Decreto nº 10.755/2021; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria Interministerial nº 127, de 29/05/2008.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12 inciso XXIII e art. 18 inciso XIV e §8º da Lei nº 14.436, de 2022 (LDO-2023).

42902 Fundo Nacional de Cultura

006A Investimentos Retornáveis no Setor Audiovisual mediante Participação em Empresas e Projetos - Fundo Setorial do Audiovisual

Lei nº 11.437, de 28 de dezembro de 2006; Decreto nº 6.299, de 12 de dezembro de 2007;Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura).

00VF Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): art. 3º, V, VII, VIII, e anexo; Lei 10.753/2003; Lei 13.696/2018; Decreto nº 6.845/2009; Decreto nº 6.853/2009; Decreto nº 6.170/2007; Decreto nº 10.755/202; Decreto 519/1992; Decreto 520/1992; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Portaria Interministerial nº 127, de 29/05/2008; Portaria nº 123, de 13 de dezembro de 2011(publica as metas do PNC).

20ZF Promoção e Fomento à Cultura Brasileira

Arts. 215 e 216 da Constituição Federal de 1988; Art. 68 da ADCT; Convenção sobre a Proteção e a Promoção da Diversidade das Expressões Culturais - UNESCO (ratificada pela Câmara Federal em novembro de 2006 e pelo Senado brasileiro, em dezembro do mesmo ano); Convenção para a salvaguarda do patrimônio cultural imaterial, de 2003; Convenção nº169 da Organização Internacional do Trabalho (OIT 1989), ratificada pelo Decreto nº 5.051/2004; Declaração das Nações Unidas sobre o Direito dos Povos Indígenas (ONU 2007); Convenção da Diversidade Biológica; Convenção sobre a proteção e promoção da diversidade das expressões culturais; Medida Provisória nº 2.228-1/2001; Estatuto da Criança e do Adolescente; Lei nº 13.123/2015; Lei nº 6.001/1973 (Estatuto do índio); Lei nº 8.313/1991; Lei nº 11.906/2009; Lei nº 8.666/1993; Lei nº 7.668/1988; Lei nº 3.924/1961; Lei nº 10.753/2003 (Política Nacional do Livro); Lei nº 13.018/2014; Lei nº 12.343/2010 (Institui o Plano Nacional de Cultura - PNC): Art. 3º, inciso IX, Art. 14 e anexo; Decreto nº 520/1992; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021; Decreto nº 80.978/1977; Decreto nº 6.170/2007; Decreto nº 3.100/1999; Decreto nº 6.040/2007; Decreto nº 3.551/2000; Decreto nº 5.520/2005, alterado pelo Decreto nº 6.973/2009: Institui o Sistema Federal de Cultura- SFC; Portaria FCP nº 98, de 26/11/2007; Portaria nº 28, de 19/3/2010 (publica o Regimento Interno do Conselho Nacional de Política Cultural); Portaria nº 123, de 13/12/2011 (publica as metas do PNC); Portaria Interministerial nº 127, de 29/05/2008; Instrução Normativa n.º 57, de 20/10/2009.

20ZH Preservação do Patrimônio Cultural Brasileiro

Lei nº 13.502/2017; Lei nº 11.483/2007; Lei nº 3.924/1961; Lei nº 4.845/1965; Lei nº 8.394/1991; Decreto-Lei nº 25/1937; Decreto nº 80.978/1977; Decreto nº 3.551/2000; Decreto nº 4.915/2003; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura); Decreto nº 10.755/2021.

20ZK Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 11.437/2006; Decreto nº 6.299/2007; Decreto nº 11.336/2023 (aprova a estrutura regimental do Ministério da Cultura).

44101 Ministério do Meio Ambiente e Mudança do Clima - Administração Direta

10TT Monitoramento da Recuperação Ambiental da Bacia Carbonífera de Santa Catarina

Constituição da República Federativa do Brasil de 1988, art. 225;
Lei nº 6.938/81.

Ação Orçamentária / Base Legal

2000 Administração da Unidade

CF 1988;
Decreto-Lei 200/1967
Decreto nº 12.254, de 19 de novembro de 2024.

20VP Apoio à Conservação Ambiental e à Erradicação da Extrema Pobreza - Bolsa Verde

Lei n.º 9.985, de 18/07/2000;
Lei n.º 11.284 de 02/03/2006;
Lei n.º 12.114, de 09/12/2009;
Lei n.º 12.512, de 14/10/2011;
Decreto n.º 6.040 de 07/02/2007;
Decreto n.º 6.063, de 20/03/2007;
Decreto n.º 7.572, de 28/09/2011;
Decreto n.º 12.254, de 19/11/2024.

20VY Implementação de Ações de Cidadania e Educação Ambiental

Constituição Federal, arts. 37 e 225;
Lei nº 6.938/1981;
Lei nº 9.795/1999;
Lei nº 14.133/2021;
Decreto nº 4.281/2002;
Decreto nº 12.254/2024;
Portaria MMA 326/2020.

20W2 Enfrentamento dos Processos de Desertificação, Mitigação e Adaptação aos Efeitos da Seca

Constituição Federal/1988, art. 225;
Lei n.º 6.938/1981 (Dispõe sobre a Política Nacional do Meio Ambiente, seus fins e mecanismos de formulação e aplicação);
Lei n.º 12.651, de 25 de maio de 2012 (Código Florestal);
Lei n.º 13.153, de 30 de julho de 2015 (Institui a Política Nacional de Combate à Desertificação e Mitigação dos Efeitos da Seca e seus instrumentos; prevê a criação da Comissão Nacional de Combate à Desertificação; e dá outras providências)
Lei n.º 14.119, de 13 de janeiro de 2021 (Institui a Política Nacional de Pagamento por Serviços Ambientais; e altera as Leis nºs 8.212, de 24 de julho de 1991, 8.629, de 25 de fevereiro de 1993, e 6.015, de 31 de dezembro de 1973, para adequá-las à nova política).
Decreto Legislativo n.º 28/97 (Aprova o texto a da Convenção Internacional de Combate à Desertificação nos Países Afetados por Desertificação).
Decreto n.º 2.741, de 20 de agosto de 1998 (Promulga a Convenção Internacional de Combate à Desertificação nos Países afetados por Seca Grave e/ou Desertificação, Particularmente na África) - Convenção das Nações Unidas de Combate a Desertificação – UNCCD;
Decreto n.º 7.830 de 17 de outubro de 2012 – (Dispõe sobre o Sistema de Cadastro Ambiental Rural, o Cadastro Ambiental Rural, estabelece normas de caráter geral aos Programas de Regularização Ambiental, de que trata a Lei n.º 12.651, de 25 de maio de 2012, e dá outras providências);
Decreto nº 11.932, de 27 de fevereiro de 2024 (Dispõe sobre a Comissão Nacional de Combate à Desertificação).
Decreto nº 12.254, de 19 de novembro de 2024 . (Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Meio Ambiente e Mudança do Clima e remaneja cargos em comissão e funções de confiança);

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990 - Arts. 60-A a 60-E;
Decreto nº 12.254, de 19 de novembro de 2024;
Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021.

21A9 Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo

Constituição da República Federativa do Brasil de 1988, art. 21, IX; art. 23, VI e VII; art. 24, VI; art. 170, VI; art. 225; Lei nº 6.938/81; Lei nº 11.107/2005;Lei nº 11.445/2007, alterada pela Lei nº 14.026/2020; Lei nº 12.305/2010;
Lei Complementar nº 140/2011;
Lei nº 12.651/2012;
Lei nº 13.844/2019;
Lei n º 14.260/2021;
Lei nº 14.850/2024;
Lei nº 15.022/2024;
Lei nº 9.433/1997;
Lei nº 6.938/1986;
Decreto n° 10.936/2022;
Decreto n° 11.043/2022;
Decreto n° 11.044/2022;
Decreto n° 11.414/2023;
Decreto nº 11.686/2023;
Decreto nº 12.254/2024

21E4 Implementação e Monitoramento da Política Nacional sobre Mudança do Clima

Lei nº 14.904, de 27/06/2024;
Lei nº 12.187, de 29/12/2009;
Lei nº 12.114, de 09/12/2009;
Decreto Legislativo nº 95, de 2022;
Decreto Legislativo nº 9.073, de 05/06/2017;
Decreto Legislativo nº 140, de 16/08/2016;
Decreto Legislativo nº 5.445, de 12/05/2005;
Decreto Legislativo nº 144, de 20/06/2002;
Decreto Legislativo nº 2.652, de 1/07/1998;
Decreto Legislativo nº 1, de 03/02/1994;
Decreto 12.254, de 19/11/2024;
Decreto nº 12.045, de 5/06/2024;
Decreto nº 12.040, de 5/06/2024;
Decreto nº 11.549, de 5/06/2023;
Decreto nº 11.546, de 5/06/2023;
Decreto nº 11.550, de 5/06/2023;
Decreto nº 12.254, de 19/11/2024 (Estrutura MMA);
Decreto nº 9.578 de 22/11/2018;
Decreto nº 5.300, de 7/12/2004;
Decreto nº 99.280, de 06/06/1990.

21F1 Desenvolvimento da Bioeconomia

Constituição da República Federativa do Brasil de 1988, Capítulo VI, art. 225;
Lei n.º 11.959, de 29 de julho de 2009;
Lei n.º 13.123, de 20 de maio de 2015;
Lei n.º 14.119, de 13 de janeiro de 2021;
Lei n.º 14.600, de 19 de junho de 2023;
Decreto n.º 2.519, de 16 de março de 1998;
Decreto n.º 8.772, de 11 de maio de 2016;
Decreto nº 11.865, de 27 de dezembro de 2023;
Decreto nº 12.254, de 19 de novembro de 2024.

21F2 Gestão Territorial e Socioambiental de Paisagens Rurais e dos Recursos Naturais em Territórios de Povos e Comunidades Tradicionais e Agricultores Familiares

- Constituição Federal de 1988, Art. 225; 231; 232.
- Atos das Disposições Constitucionais Transitórias Art 68.

- Lei n.º 6.001, de 19/12/1973;
- Lei n.º 6.938, de 31/08/1981;
- Lei n° 8.171, de 17/01/1991;
- Lei n.º 9.433, de 08/01/1997;
- Lei n.º 11.326, de 24/07/2006;
- Lei n.º 11.771, de 17/09/2008;
- Lei n.º 11.775, de 17/09/2008;
- Lei n.º 12.188, 11/01/2010;
- Lei n.º 12.651, de 25/05/2012;
- Lei n.º 14.021, de 07/07/2020;
- Lei n.º 14.119, de 13/01/2021;
- Lei nº 14.785, de 27/12/2023;
- Lei nº 15.070, de 23/12/2024;

- Decreto n.º 4.887, de 20/11/2003;
- Decreto n.º 6.040 de 07/02/2007;
- Decreto n.º 7.747, de 05/06/2012 (PNGATI);
- Decreto n° 7.794, de 20/08/2012 (PNAPO);
- Decreto n.º 8.750, de 09/05/2016;
- Decreto n.º 9.334, de 05/04/2018;
- Decreto n.º 10.088 de 05/11/2019, que promulga todas as Convenções e Recomendações da OIT. Anexo LXXII - Convenção nº 169 da OIT sobre Povos Indígenas e Tribais;
- Decreto n.º 11.451/2023;
- Decreto n.º 11.452/2023.
- Decreto n° 11.786/2023 (PNGTAG)

-Decreto nº 12.254, de 19/11/2024.
-Portaria MDA/MDS/MMA n.º 239, de 21/07/2009.
- Portaria MMA/MDA n.º 1309/2025 Florestas Públicas não destinadas.

21F3 Implementação de Políticas para Biodiversidade, Vegetação Nativa e Áreas Protegidas

Constituição Federal, Art. 225;
Lei Complementar nº 140/2011;
Lei nº 5.197/1967;
Lei nº 6.938/1981;
Lei nº 7.643/1987;
Lei nº 7.661/1988;
Lei nº 9.433/1997;
Lei nº 9.605/1998;
Lei nº 9.985/2000;
Lei nº 11.959/2009;
Lei nº 12.187/2009;
Lei nº 12.651/2012;
Lei nº 12.854/2013;
Lei nº 13.123/2015;
Decreto nº 92.446/1986;
Decreto nº 1.905/1996;
Decreto nº 2.519/1998;
Decreto nº 3.420/2000;
Decreto nº 3.842/2001;
Decreto nº 4.339/2002;
Decreto nº 4.340/2002;
Decreto nº 4.703/2003;
Decreto nº 5.092/2004;
Decreto nº 5.377/2005;
Decreto nº 5.758/2006;
Decreto nº 6.753/2009;
Decreto nº 7.794/2012;
Decreto nº 7.830/2012;
Decreto nº 8.235/2014;
Decreto nº 8.505/2015;
Decreto nº 8.772/2016;
Decreto nº 8.972/2017;
Decreto nº 9.080/2017;
Decreto n° 9.578/2018;
Decreto nº 9.763/2019;
Decreto nº 9.932/2019;
Decreto nº 9.935/2019;
Decreto nº 10.141/2019;
Decreto nº 11.367/2023;
Decreto nº 11.687/2023;
Decreto nº 12.017/2024;
Decreto nº 12.035/2024;
Decreto nº 12.254/2024;
Decreto nº 12.484/2025;
Decreto nº 12.485/2025;
Decreto nº 14.486/2025;
Decreto Legislativo nº 54/1975;
Decreto Legislativo nº 56/1975;
Decreto Legislativo nº 2/1994;
Decreto Legislativo nº 88/1995;
Portaria Interministerial nº 230/2017;
Portaria MB nº 318/2006;
Portaria MMA nº 443/2014.
Portaria MMA nº 444/2014.
Portaria MMA nº 445/2014.
Portaria MMA nº 365/2015;
Portaria MMA nº 3/2018;
Portaria MMA nº 444/2018.
Portaria MMA nº 445/2018;
Portaria MMA nº 463/2018;
Portaria Conjunta MMA/MTUR/ICMBIO nº 407/2018
Portaria Conjunta MMA/MTUR/ICMBIO nº 500/2020
Portaria MB nº 236/2019;
Portaria MMA nº 148/2022;
Portaria MMA nº 229/2022;
Portaria MMA nº 512/2023;
Portaria MMA nº 1070/2024;
Portaria MMA nº 1.167/2024; e
Portaria MMA nº 1.329/2025.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

21F4 Formulação e Implementação de Políticas, Estratégias e Iniciativas para o Controle do Desmatamento, Incêndios Florestais e o Ordenamento Ambiental Territorial

Art. 225 da Constituição Federal de 1988;
Lei Complementar n.º 140, de 08/12/2011;
Lei n.º 6.938, de 31/08/1981 (PNMA);
Lei n.º 9.605, de 12/02/1998 (crimes ambientais);
Lei n.º 9.985, de 18/07/2000 (SNUC);
Lei n.º 12.187, de 29 de dezembro de 2009 (PNMC);
Lei n.º 12.651, de 25/05/2012 (Lei de Proteção da Vegetação Nativa);
Lei n.º 12.854, de 26/08/2013;
Lei n.º 14.600, de 19 de junho de 2023 (organização básica dos órgãos da Presidência da República e dos Ministérios);
Lei n.º 14.944, de 31 de julho de 2024 (Política Nacional de Manejo Integrado do Fogo);
Lei n.º 15.042, de 11 de dezembro de 2024 (Sistema Brasileiro de Comércio de Emissões de Gases de Efeito Estufa);
Lei n.º 15.143, de 5 de junho de 2025 (medidas para prevenção e combate à ocorrência de queimadas irregulares e de incêndios florestais);
Decreto n.º 4.297, de 10 de julho de 2002 (ZEE);
Decreto n.º 4.339, de 22/08/2002 (Política Nacional da Biodiversidade);
Decreto n.º 4.340, de 22/08/2002 (SNUC);
Decreto n.º 5.758, de 13/04/2006 (PNAP);
Decreto n.º 6.527, de 1º de agosto de 2008 (Fundo Amazônia);
Decreto n.º 7.830, de 17/10/2012 (CAR);
Decreto n.º 9.578 de 22 de novembro de 2018 (PNMC);
Decreto n.º 10.592, de 24 de dezembro de 2020 (Câmara Técnica de Destinação e Regularização Fundiária de Terras Públicas Federais Rurais);
Decreto n.º 11.367, de 1º.1.2023 (Comissão Interministerial Permanente de Prevenção e Controle do Desmatamento, restabelece o PPCDAm e dispõe sobre os PPCDs no Cerrado, na Mata Atlântica, na Caatinga, no Pampa e no Pantanal);
Decreto n.º 11.548, de 5 de junho de 2023 (CONAREDD+);
Decreto n.º 11.687, de 5 de setembro de 2023 (Municípios Prioritários e Programa União com Municípios pela Redução de Desmatamento e Incêndios Florestais);
Decreto n.º 12.046, de 5 de junho de 2024 (gestão de florestas públicas para a produção sustentável);
Decreto n.º 12.173, de 10 de setembro de 2024 (Comitê Nacional de Manejo Integrado do Fogo e sobre o Centro Integrado Multiagência de Coordenação Operacional Federal);
Portaria MMA n.º 365, de 27 novembro de 2015 (Programa de Monitoramento Ambiental dos Biomas Brasileiros);
Portaria GM/MMA n.º 833, de 9 de novembro de 2023 (requisitos para edição da lista dos municípios prioritários);
Portaria GM/MMA n.º 834, de 9 de novembro de 2023 (lista dos municípios prioritários);
Portaria GM/MMA n.º 1030, de 03 de abril de 2024 (Dispõe sobre o Programa União com Municípios pela Redução do Desmatamento e Incêndios Florestais e cria a Comissão União com Municípios);
Portaria GM/MMA nº 1.327, de 27 de fevereiro de 2025 (Declara estado de emergência ambiental em risco de incêndios florestais nas seguintes épocas e regiões específicas).

21H8 Fortalecimento Institucional do Sistema Nacional do Meio Ambiente (Sisnama)

Art. 225, CF;
Lei nº 6.938, de 31/08//1981;
Decreto nº 12.254, de 19/11/2024 (art. 17).

2E87 Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais

Constituição Federal, art. 225;
Lei Complementar nº 140/2011;
Lei nº 9.605/1998;
Lei nº 15.046/2024;
Lei nº 15.143/2025;
Decreto nº 12.254/2024;
Decreto nº 12.439/2025;
Portaria GM/MMA nº 288/2022.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Lei nº 14.600, de 19 de junho de 2023;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 12.254, de 19 de novembro de 2024.
Portaria MCOM nº 3.948, de 26 de outubro de 2021.
Instrução Normativa SECOM/PR nº 1, de 19 de junho de 2023, que dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal - SICOM.
Instrução Normativa SECOM nº 2, de 14 de setembro de 2023, que dispõe sobre o desenvolvimento e a execução da publicidade dos órgãos e entidades integrantes do Sistema de Comunicação de Governo do Poder Executivo Federal - SICOM, e dá orientações complementares.

44102 Serviço Florestal Brasileiro - SFB

2000 Administração da Unidade

Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Lei n° 14.600, de 19 de junho de 2023;
Decreto nº 12.254, de 19 de novembro de 2024.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990 - Arts. 60-A a 60-E;
Decreto nº 12.254, de 19 de novembro de 2024; e
Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021.

21F5 Gestão de Florestas

Constituição Federal de 1988;
Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 8.666, de 21 de junho de 1993;
Lei nº 9.605, de 12 de fevereiro de 1998;
Lei nº 9.985, de 18 de junho de 2000;
Lei nº 11.284, de 02 de março de 2006;
Lei n° 12.651, de 25 de maio de 2012;
Lei nº 14.133, de 01 de abril de 2021;
Decreto nº 3.420, de 20 de abril de 2000;
Decreto nº 6.514, de 22 de julho de 2008;
Decreto nº 7.830, de 17 de outubro de 2012;
Decreto nº 8.235, de 05 de maio de 2014;
Decreto nº 9.640, de 27 de dezembro de 2018;
Decreto nº 11.957, de 21 de março de 2024;
Decreto nº 11.983, de 9 de abril de 2024;
Decreto nº 12.046, de 05 de junho de 2024;
Decreto nº 12.254, de 19 de novembro de 2024;
Instrução Normativa - IN MMA nº 02, de 05 de maio de 2014 - SICAR;
Instrução Normativa- IN MMA nº 03, de 18 de dezembro de 2014 e
Resolução do Serviço Florestal Brasileiro nº 3, de 27 de agosto de 2018.
Resolução nº 22, de 1º de setembro de 2023.

44201 Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA

168N Fortalecimento da Fiscalização Ambiental Para o Controle do Desmatamento Ilegal na Amazônia

Constituição da República Federativa do Brasil de 1988, art. 225
Lei Complementar nº 140, de 08/12//2011
Lei nº 12.187, de 29/12/2009
Decreto nº 6.527, de 1/08/2008
Resolução BNDES nº 1.640, de 03/09/2008
Contrato BNDES-Fundo Amazônia nº 25.2.0065.1/2025.

2000 Administração da Unidade

CF 1988; Decreto-Lei 200/1967; e Lei nº 14.600, de 19 de junho de 2023.

20WH Controle de Substâncias, Produtos, Resíduos, Emissões e Atividades Potencialmente Poluidoras e Utilizadoras de Recursos Ambientais

Constituição Federal, Arts. 170, inciso VI, e 225;
Lei nº 6.938/1981;
Lei nº 8.723/1993;
Lei nº 9.605/1998;
Lei nº 9.966/2000;
Lei nº 12.305/2010;
Lei nº 14.785/2023;
Lei nº 15.070/2024
Lei nº 15.022/2024
Decreto nº 97.634/1989;
Decreto nº 99.280/1990;
Decreto nº 875/1993;
Decreto nº 96.044/1988;
Decreto nº 4.074/2002;
Decreto nº 5.360/2005;
Decreto nº 5.472/2005;
Decreto nº 6.514/2008;
Decreto nº 9.470/2018;
Decreto nº 10.833/2021;
Decreto nº 10.936/2022;
Resolução CONAMA nº 18/1986;
Resolução CONAMA nº 1/1988;
Resolução CONAMA nº 08/1993;
Resolução CONAMA nº 20/1994;
Resolução CONAMA nº 362/2005;
Resolução CONAMA nº 401/2008;
Resolução CONAMA nº 403/2008;
Resolução CONAMA nº 415/2009;
Resolução CONAMA nº 416/2009;
Resolução CONAMA nº 418/2009;
Resolução CONAMA nº 420/2009;
Resolução CONAMA nº 432/2011;
Resolução CONAMA nº 433/2011;
Resolução CONAMA nº 452/2012;
Resolução CONAMA nº 463/2014;
Resolução CONAMA nº 467/2015;
Resolução CONAMA nº 472/2015;
Resolução CONAMA nº 490/2018;
Resolução CONAMA nº 492/2018; e
Resolução CONAMA nº 493/2019.

214M Prevenção e Controle de Incêndios Florestais nas Áreas Federais Prioritárias

Constituição Federal, Art. 225;
Lei nº 7.735, de 22 de fevereiro de 1989.
Lei Complementar nº 140, de 08 de dezembro de 2011;
Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 7.957, de 20 de dezembro de 1989;
Lei nº 8.745, de 9 de dezembro de 1993;
Lei nº 9.605 de 12 de fevereiro de 1998;
Lei nº 12.187 de 29 de dezembro de 2009;
Lei nº 12.651, de 25 de maio de 2012;
Lei nº 13.668. de 2018, que alterou a lei 7.957, de 20 de dezembro de 1989;
Lei nº 14.944 de 31 de julho de 2024

Decreto nº 2661, de 8 de julho de 1998;
Decreto nº 6.514 de 22 de julho de 2008;
Decreto nº 8914, de 24 de novembro de 2016;
Decreto Nº 10.728, de 23 de junho de 2021;
Decreto Nº 12.130, de 07 de agosto de 2024;
Decreto nº 12.173, de 10 de setembro de 2024;
Portaria Ibama nº 73, de 26 de maio de 2025, publicada no Diário Oficial da União de 27 de maio de 2025;
Portarias anuais do Ministério da Fazenda/ou Ministério do Meio Ambiente e Mudança do Clima – autorização de contratação dos brigadistas; e
Portarias anuais do Ministério do Meio Ambiente – período e regiões em emergência ambiental.
Portarias anuais do Ibama com detalhamento do Programa de Brigadas Federais.
Resoluções e Recomendações do Comitê Nacional de Manejo Integrado do Fogo - COMIF

214N Controle e Fiscalização Ambiental

Lei Complementar nº 140, de 08/12/2011;
Lei nº 5.197, de 03/01/1967;
Lei nº 6.938, de 31/08/1981;
Lei nº 7.735, de 22/02/1989;
Lei nº 9.478, de 06/08/1997;
Lei nº 9.605, de 12/02/1998;
Lei nº 9.636, de 15/05/1998;
Lei nº 9.960, de 28/01/2000;
Lei nº 9.966, de 28/04/2000;
Lei nº 9.985, de 18/07/2000;
Lei nº 10.406, de 10/01/2002;
Lei nº 10.650, de 16/04/2003;
Lei nº 11.481, de 31/05/2007;
Lei nº 11.516, de 28/08/2007;
Lei nº 11.959, de 29/06/2009;
Lei nº 12.334, de 20/09/2010;
Lei nº 12.608, de 10/04/2012 ;
Lei nº 12.651, de 25/05/2012;
Lei nº 13.123, de 20/05/2015;
Lei nº 14.785, de 27/12/2023;

Ação Orçamentária / Base Legal

Decreto nº 4.136, de 20/02/2002;
Decreto nº 4.340, de 22/08/2002;
Decreto nº 4.871, de 06/11/2003;
Decreto nº. 5.098, de 03/06/2004;
Decreto nº 6.040, de 07/02/2007;
Decreto nº 6.514, de 22/07/2008;
Decreto nº 7.515, de 08/07/2011;
Decreto nº 8.772, de 11/05/2016;
Decreto nº 10.950, de 27/01/2022.

214O Gestão do Uso Sustentável da Biodiversidade e Recuperação Ambiental

Constituição Federal, Arts. 20, 23, 24 e 225;
Lei Complementar nº 140/2011;
Lei nº 5.197/1967;
Lei n° 6.938/1981;
Lei nº 7.735/1989;
Lei nº 9.605/1998;
Lei nº 11.284/2006;
Lei n° 11.428/2006;
Lei nº 12.187/2009;
Lei nº 12.651/2012;
Lei nº 12.727/2012;
Lei nº 13.844/2019;
Decreto Legislativo nº 54/1975;
Decreto Legislativo nº 2 de 1994;
Decreto nº 76.623/1975;
Decreto nº. 92.446/1986;
Decreto nº 2.519/1998;
Decreto nº 3.607/2000;
Decreto nº 4.339/2002;
Decreto nº 4.703/ 2003;
Decreto n° 5.975/2006;
Decreto nº 6.063/2007;
Decreto nº 6.514/2008;
Decreto n° 6.660/2008;
Decreto nº 7.747/2012;
Decreto n° 8.973/2017;
Decreto n° 9.760/2019;
Decreto nº 12.130/2024;
Resolução CONAMA n° 369/2006;
Resolução CONAMA n° 379/2006;
Resolução CONAMA nº 394/2007;
Resolução CONAMA n° 406/2009;
Resolução CONAMA n° 487/2018;
Resolução CONAMA nº 489/2018;
Resolução CONAMA nº 496/2020;
Resolução CONAMA nº 497/2020;
Portaria Ibama nº 15, de 19 de julho de 2013, publicada em 23/07/2013;
Portaria IBAMA nº 22 de 20 de fevereiro de 2025, publicada em 21/02/2025;
Portaria nº 73, de 26 de maio de 2025, publicada no Diário Oficial da União de 27/05/2025;
Instrução Normativa Ibama nº 21 de 24 de dezembro de 2014, publicada no DOU de 27/12/2014;
Instrução Normativa Funai nº 3, de 11 de junho de 2015, publicada no Diário Oficial da União de 12/06/2015;
Instrução Normativa Ibama nº 5/2021, publicada no Diário Oficial da União de 26/05/2021;
Instrução Normativa Ibama nº 14, de 01 de julho de 2024; e
Instrução Normativa Ibama nº 20 de 27 de setembro de 2024, publicada no Diário Oficial da União de 01/10/2024.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.
Lei nº 11.355, de 19 de outubro de 2006.
Lei n° 13.328, de 29.07.2016
Instrução Normativa SGP/SEDGG/ME n° 57, de 10.06.2021
Instrução Normativa SEGRT/MGI nº 10, de 29.03.2023
Orientação Normativa SGP n° 10, de 24.04.2013.
Documento n° 04500.003473/2009-25 SRH/MPOG, de 27.03.2009

218R Monitoramento Ambiental e Gestão da Informação Geoespacial Sobre o Meio Ambiente

Constituição Federal, Art. 225;
Lei Complementar nº 140, de 08/12/2011;
Lei nº 6.938, de 31/08/1981;
Lei nº 7.735, de 22/02/1989;
Lei nº 9.605, de 12/02/1998;
Lei nº 9.966, de 28/04/2000;
Lei nº 10.650, de 16/04/2003;
Lei nº 11.516, de 28/08/2007;
Lei nº 12.187 de 29/12/2009;
Lei nº 12.651, de 25/05/2012;
Decreto nº 96.044, de 18/05/1988;
Decreto nº 98.973, de 21/02/1990;
Decreto nº 2.661, de 08/07/1998;
Decreto nº 4.136, de 20/02/2002;
Decreto nº 4.871, de 06/11/2003;
Decreto nº 5.098, de 03/06/2004;
Decreto nº 5.577, de 08/11/2005;
Decreto nº 6.514, de 22/07/2008;
Decreto nº 6.666, de 27/11/2008;
Decreto nº 8.127, de 22/10/2013;
Decreto nº 8.777, de 11/05/2016.
Decreto nº 8.973, de 24/01/2017;
Resolução ANTT nº 420/2004;
Resolução CONAMA nº 398/2008; e
Portaria Ibama nº 73, de 26.05.2025 (Publicado em: 27/05/2025 | Edição: 98 | Seção: 1 | Página: 163).

21I5 Educação Ambiental

Constituição Federal, Art. 225;
Lei Complementar nº 140, de 08/12/2011;
Lei nº 6.938, de 31/08/1981;
Lei nº 7.735, de 22/.02/1989.
Lei nº 9795, de 27/04/1999;
Lei nº 9.985, de 18/07/2000;
Lei nº 12.187, de 29/12/2009;
Lei nº 12.305, de 02/08/2010;
Lei nº 12.633, de 14/05/2012;
Lei nº 14.393, de 04/07/2022;
Decreto nº 2.652, de 01/07/1998;
Decreto nº 4.281, de 25/06/2002;
Decreto nº 4.339, de 22/08/2002;
Decreto nº 6.040, de 07/02/2007;
Decreto nº 7.794, de 20/08/2012;
Decreto nº 8.235, de 05/05/2014;
Decreto nº 12.130, de 07/08/2024;
Resolução Conama n° 11, de 11/12/1995;
Resolução Conama nº 422, de 23/03/2010;
Recomendação Conama nº 11, de 25/03/2011;
Resolução CNE nº 2, de 15/06/2012;
Resolução CNE nº 1, de 30/05/2012;
Resolução CD/FNDE nº 18, de 21/05/2013;
Portaria Interministerial nº 390, de 18/11/2015;
Portaria MMA nº 169, de 23/05/2012;
Portaria Ibama nº 1920, de 04/07/2018;
Portaria Ibama 34-N, de 08/11/2016;
Portaria Ibama nº 1.377, de 01/06/2022;
Portaria Ibama nº 73, de 26/05/2025 e
Instrução Normativa Ibama nº 2, de 27/03/2012.

6925 Licenciamento Ambiental Federal

Constituição Federal, Art. 177 e 225;
Lei Complementar nº 140, de 08/12/11;
Lei nº 6.938, de 31/08/81;
Lei nº 9.966, de 28/04/00;
Lei nº 9.985, de 18/07/00;
Lei nº 11.428, de 22/12/06;
Lei nº 12.651, de 25/05/12;
Lei nº 13.668, de 28/05/18;
Decreto nº 4.340, de 22/08/02;
Decreto nº 6.640, de 07/11/08;
Decreto nº 6.848, de 14/05/09;
Decreto nº 8.437, de 22/04/15;
Decreto nº 10.223, de 5/02/20;
Portaria Conjunta MMA/Ibama/ICMBio Nº 225, de 30/06/11;
Portaria MMA nº 421, de 26/10/11;
Portaria MMA nº 422, de 26/10/11;
Portaria MMA nº 424, de 26/10/11;
Portaria Interministerial MMA/SEP/PR Nº 425, de 26/10/11;
Portaria Interministerial nº 60, de 24/03/15;
Portaria Interministerial MF/MMA Nº 812, de 29/09/15;
Portaria Interministerial nº 1, de 04/11/20;
Resolução Conama nº 001, de 23/01/86;
Resolução Conama nº 006, de 24/01/86;
Resolução Conama nº 006, de 16/09/87;
Resolução Conama nº 009, de 03/12/87;
Resolução Conama nº 005/1988;
Resolução Conama nº 023, de 07/12/94;
Resolução Conama nº 010/1996;
Resolução Conama nº 237, de 19/12/97;
Resolução Conama nº 273/2000;
Resolução Conama nº 279, de 27/06/01;
Resolução Conama nº 281, de 12/07/01;
Resolução Conama nº 284, de 30/08/01;
Resolução Conama nº 286, de 30/08/01;
Resolução Conama nº 312/2002;
Resolução Conama nº 350, de 06/07/04;
Resolução Conama nº 371, de 05/04/06;
Resolução Conama nº 377, de 09/10/06;
Resolução Conama nº 385/2006;
Resolução Conama nº 404/2008;
Resolução Conama nº 413/2009;
Resolução Conama nº 428, de 17/12/10;
Resolução Conama nº 458/2013;
Resolução Conama nº 462, de 24/07/14;
Resolução Conama nº 470, de 27/08/15;
Resolução Conama nº 479, de 15/03/17.

44206 Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ

2000 Administração da Unidade

Constituição Federal, 1988;
Decreto-Lei 200/1967; e
Lei nº 14.600, de 19 de junho de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei nº 8.112, de 11 de dezembro de 1990 - Arts. 60-A a 60-E;
Decreto nº 12.254, de 19 de novembro de 2024; e
Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021.

219K Gestão da Coleção Viva, do Patrimônio Histórico-Cultural e das Atividades de Disseminação do Conhecimento no Instituto de Pesquisas do Jardim Botânico do Rio de Janeiro

Lei nº 10.316, de 6 de dezembro de 2001; e
Decreto nº 11.199, de 15 de setembro de 2022.

21HJ Avaliação, Monitoramento e Conservação da Flora Brasileira

Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 10.316, de 6 de dezembro de 2001;
Lei nº 10.650, de 16 de abril de 2003;
Decreto nº 58.054, de 23 de março de 1966;
Decreto nº 76.623, de 17 de novembro de 1975;
Decreto nº 4.339, de 22 de agosto de 2002;
Decreto nº 5.092, de 21 de maio de 2004;
Decreto nº 6.660, de 21 de novembro de 2008;
Decreto nº 11.199, de 15 de setembro de 2022; e
Decreto Legislativo nº 2, de 8 de fevereiro de 1994.
Resolução CONABIO nº 9, de 28 de novembro de 2024.
Portaria MMA nº 148, de 7 de junho de 2022. Altera os Anexos da Portaria nº 443, de 17 de dezembro de 2014, da Portaria nº 444, de 17 de dezembro de 2014, e da Portaria nº 445, de 17 de dezembro de 2014, referentes à atualização da Lista Nacional de Espécies Ameaçadas de Extinção.
Instrução Normativa nº 1, de 10 de dezembro de 2021 - Disciplina as diretrizes e procedimentos para a Avaliação do Risco de Extinção das Espécies da Flora Brasileira, a utilização do Sistema Nacional para Conservação da Flora - ProFlora, a política de dados e a publicação dos resultados.
Portaria MMA Nº 444, de 26 de novembro de 2018 - Institui a Estratégia Nacional para Conservação de Espécies Ameaçadas de Extinção.
Portaria MMA nº 162, de 11 de maio de 2016 -Estabelece os procedimentos para elaboração e publicação das Listas Nacionais Oficiais de Espécies Ameaçadas de Extinção, previstas no Programa Nacional de Conservação das Espécies Ameaçadas de

Ação Orçamentária / Base Legal

Extinção - Pró- Espécies, estabelecido pela Portaria nº 43, de 31 de janeiro de 2014.
Portaria MMA Nº 443, de 17 de dezembro de 2014 - Reconhece como espécies da flora brasileira ameaçadas de extinção aquelas constantes da ""Lista Nacional Oficial de Espécies da Flora Ameaçadas de Extinção"", e dá outras providências.
Portaria MMA nº 43, de 31 de janeiro de 2014 - Institui o Programa Nacional de Conservação das Espécies Ameaçadas de Extinção - Pró-Espécies, com o objetivo de adotar ações de prevenção, conservação, manejo e gestão, com vistas a minimizar as ameaças e o risco de extinção de espécies.

21HK Pesquisa e Conservação da Biodiversidade Vegetal

Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 10.316, de 6 de dezembro de 2001;
Lei nº 10.650, de 16 de abril de 2003;
Decreto nº 58.054, de 23 de março de 1966;
Decreto nº 76.623, de 17 de novembro de 1975;
Decreto nº 4.339, de 22 de agosto de 2002;
Decreto nº 5.092, de 21 de maio de 2004;
Decreto nº 6.660, de 21 de novembro de 2008;
Decreto nº 11.199, de 15 de setembro de 2022; e
Decreto Legislativo nº 2, de 8 de fevereiro de 1994.

4909 Funcionamento de Programas de Pós-Graduação e Demais Atividades Educativas em Botânica e Meio Ambiente e Campos Afins

Lei nº 10.316, de 6 de dezembro de 2001; e
Decreto nº 11.199, de 15 de setembro de 2022.

44207 Instituto Chico Mendes de Conservação da Biodiversidade

2000 Administração da Unidade

CF 1988; Decreto-Lei 200/1967; Lei nº 13.844/2019; Lei nº 8.112/1990; Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 9.991/2019.

20WM Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais

Constituição Federal, artigo nº 225, §1º, inciso III
Lei nº 4.132, de 10/09/1962;
Lei nº 6.938, de 31/08/81;
Lei nº 8.629, de 25/02/1993;
Lei nº 9.478, de 06/08/1997;
Lei nº 9.605, de 12/02/1998;
Lei nº 9.636, de 15/05/1998;
Lei nº 9.795, de 27/04/1999;
Lei nº 9.960, de 28/01/2000;
Lei nº 9.985, de 18/07/2000;
Lei nº 10.406, de 10/01/2002;
Lei nº 11.284, de 02/03/2006;
Lei nº 11.428, de 22/12/2006;
Lei nº 11.481, de 31/05/2007;
Lei nº. 11.516, de 28/08/2007;
Lei nº 12.651, de 25/05/2012;
Lei nº 13.668, de 28/05/2018;
Decreto Lei nº 3.365, de 21/06/1941;
Decreto-Lei nº 271, de 28/02/1967;
Decreto nº 93.240, de 09/09/1986;
Decreto nº 4.281, de 25/06/2002;
Decreto nº 4.339, de 22/08/2002;
Decreto nº 4.340, de 22/08/2002;
Decreto nº 5.746, de 05/04/2006
Decreto nº 6.040 de 07/02/2007;
Decreto nº 7.747, de 05/06/2012;
Decreto nº 8.235, de 05/05/2014;
Decreto nº 10.224, de 05/02/2020;
Decreto nº 11.193 de 08/09/2022;
Decreto nº 11.786, de 20/11/2023;
Decreto nº 12.258, de 25/12/ 2024;
Portaria INCRA nº 486 de 2/09/2013;
Portaria ICMBio nº 769, de 10 /12/2019
Portaria ICMBio nº 770, de 10 /12/2019
Portaria ICMBio nº 771, de 10 /12/2019
Portaria ICMBio nº 772, de 10 /12/2019
Portaria ICMBio nº 774, de 10 /12/2019
Portaria ICMBio nº 91, de 04/02/2020;
Portaria nº 948, de 15/09/2020;
Portaria n° 289, de 03/05/2021;
Portaria Conjunta INCRA/ICMBIO nº 04, de 25/03/2010;
Portaria Conjunta MMA/ICMBIO nº 1.145, de 02/09/2024;
Acórdãos nº 1.853/2013 e nº 1.004/2016 do Tribunal de Contas da União;
Instrução Normativa ICMBio nº 28, de 05/03/2012;
Instrução Normatiza ICMBio nº 26, de 04/07/2012;
Instrução Normativa nº 77, de 23/08/2013;
Instrução Normativa nº 05, de 20/05/2016;
Instrução Normativa ICMBio nº 07, de 21/12/2017;
Instrução Normativa ICMBio nº 12, de 10/12/2018;
Instrução Normativa ICMBio nº 04, de 02/02/2020;
Instrução Normativa ICMBio nº 3, de 19/05/2022;
Instrução Normativa ICMBio nº 05, de 14/04/2022;
Instrução Normativa INCRA nº 121, de 13/06/2022;
Resolução CONAMA nº 371, de 05/04/2006;
Norma de Execução nº 107, de 23/08/2013;
Norma Execução nº 02, de 19/02/2018.

20WN Execução de Pesquisa, Monitoramento e Conservação de Espécies e do Patrimônio Espeleológico

Lei Complementar nº 140, de 08/12/2011;
Lei nº 5.197 de 03/01/1967;
Lei nº 6.938, de 31/08/81;
Lei nº 7.735, de 22/02/89;
Lei nº 7.797 de 10/07/1989;
Lei nº 9.478, de 06/08/1997;
Lei nº 9.605, de 12/02/98;
Lei nº 9.985 de 18/07/2000;
Lei nº 11.516 de 28/08/2007;
Lei nº 12.651, de 25/05/12;
Lei nº 14.600, de 19/06/2023;
Decreto nº 2.519, de 16/03/98;
Decreto nº 4.340 de 22/08/2002;
Decreto nº 4.339 de 22/08/2002;
Decreto nº 4.703 de 21/05/2003;
Decreto n° 6.514, de 22/07/08;
Decreto nº 10.224, de 05/02/2020;
Decreto nº 11.193, de 08/09/2022; e
Resolução CONABIO nº 07 de 29 de maio de 2018.

214P Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais

Lei nº 6.938, de 31/08/1981;
Lei nº 9.605, de 12/02/1998;
Lei nº 9.795, de 27/04/1999;
Lei nº 9.985, de 18/07/2000;
Lei n° 11.516, de 28/08/2007;
Lei nº 12.608 de 10/04/2012;
Lei nº 12.651, de 25/05/2012;
Lei nº 12.727, de 17/10/2012;
Lei n° 14.944, de 31/07/2024;
Decreto nº 11.693, de 06/09/2023;
Decreto nº 6.514, de 22/07/2008;
Decreto nº 10.759, de 30/07/2021;
Decreto n° 11.373 de 01/01/2023;
Decreto nº 12.258, de 25/12/ 2024;
Instrução Normativa Conjunta MMA/IBAMA/ICMBIO nº 1, de 12/04/2021;
Portaria ICMBio n° 1.150 de 06/12/2022;

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990;
Lei nº 11.355, de 19 de outubro de 2006.
Lei nº 8.025, de 12 de abril de 1990;
Decreto nº 980, de 1991;
Decreto nº 6.054, de 1º de março de 2007;
Instrução Normativa SGP/SEDGG/ME nº 57, de 10 de junho de 2021.

44901 Fundo Nacional de Meio Ambiente - FNMA

00UD Fomento a Projetos de Desenvolvimento Sustentável e Conservação do Meio Ambiente

Lei nº 7.797, de 10 de julho de 1989;
Decreto nº 10.224, de 5 de fevereiro de 2020; e
Decreto nº 12.254, de 19 de novembro de 2024.

2000 Administração da Unidade

Decreto-Lei 200/1967; Lei nº 14.600, de 19 de junho de 2023 e Decreto nº 12.254, de 19 de novembro de 2024.

44902 Fundo Nacional sobre Mudança do Clima

2000 Administração da Unidade

Decreto-Lei nº 200/1967;
Lei nº 13.844, de 18 de junho de 2019;
Lei nº 14.600, de 19 de junho de 2023; e
Decreto nº 12.254, de 19 de novembro de 2024.

20G4 Fomento a Estudos e Projetos para Mitigação e Adaptação à Mudança do Clima

Lei nº 12.187, de 29 de dezembro de 2009;
Lei nº 12.114, de 9 de dezembro de 2009;
Decreto nº 9.578, de 22 de novembro de 2018; e
Decreto nº 12.254, de 19 de novembro de 2024.

46101 Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta

00IO Inventariança do Fundo Nacional de Desenvolvimento - FND (Extinto pela Lei nº 12.431, de 2011)

Lei nº 12.431, de 24 de junho de 2011, art. 23; e
Decreto nº 9.052, de 15 de maio de 2017 - processo de inventariança do Fundo Nacional de Desenvolvimento.

00PN Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados

Decreto Legislativo nº 55, de 18 de junho de 2019 - Aprova o texto do Acordo de Cooperação entre a República Federativa do Brasil e a Organização para a Cooperação e Desenvolvimento Econômico - OCDE;
Decreto nº 10.109, de 7 de novembro de 2019 - Promulga o Acordo com a Organização para a Cooperação e Desenvolvimento Econômico - OCDE

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

2000 Administração da Unidade

Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

20U1 Aperfeiçoamento da Gestão Pública

Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

20U4 Governança do Patrimônio Imobiliário da União

Decreto-Lei nº 9.760, de 5 de setembro de 1946 - bens imóveis da União e dá outras providências;
Decreto-Lei nº 2.398, de 21 de dezembro de 1987 - foros, laudêmios e taxas de ocupação relativas a imóveis de propriedade da União;
Lei nº 9.636, de 15 de maio de 1998 - regularização, administração, aforamento e alienação de bens imóveis de domínio da União;
Lei nº 13.240, de 30 de dezembro de 2015 - administração, a alienação, a transferência de gestão de imóveis da União e seu uso para a constituição de fundos;
Lei nº 13.465, de 11 de julho de 2017 - regularização fundiária rural e urbana;
Lei nº 13.813, de 2019 - transferência de imóveis do Fundo do Regime Geral de Previdência Social para a União, sobre a administração, a alienação e a gestão dos imóveis da extinta Rede Ferroviária Federal S.A. - RFFSA, extingue o Fundo Contingente da Extinta RFFSA - FC e dispõe sobre a gestão dos imóveis da União;
Lei nº 14.011, de 10 de junho de 2020 - aprimora os procedimentos de gestão e alienação dos imóveis da União;
Decreto nº 11.929, de 26 de fevereiro de 2024 - institui o Programa de Democratização dos Imóveis da União; e
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

216Q Aperfeiçoamento e Fortalecimento da Gestão de Pessoas

Lei nº 8.112, de 11 de dezembro de 1990 - Dispõe sobre o regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais.
Lei nº 8.745, 9 de dezembro de 1993 - contrato por tempo determinado;

Ação Orçamentária / Base Legal

Lei nº 12.527, de 18 de novembro de 2011 - regula o acesso a informações;
Lei nº 13.460, de 26 de junho de 2017 - Dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública;
Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais (LGPD);
Decreto nº 67.326, de 05 de outubro de 1970 - Dispõe sobre o Sistema de Pessoal Civil da Administração Federal e dá outras providências;
Decreto nº 2.028, de 11 de outubro de 1996 - Dispõe sobre os procedimentos relativos à execução financeira da folha de pagamento de pessoal do Governo Federal e dá outras providências.
Decreto nº 6.833, de 29 de abril de 2009 - Institui o Subsistema Integrado de Atenção à Saúde do Servidor Público Federal - SIASS e o Comitê Gestor de Atenção à Saúde do Servidor;
Decreto nº 7.674, de 20 de janeiro de 2012 - Dispõe sobre o Subsistema de Relações de Trabalho no Serviço Público Federal;
Decreto nº 9.739, de 28 de março de 2019 - Estabelece medidas de eficiência organizacional para o aprimoramento da administração pública federal direta, autárquica e fundacional, estabelece normas sobre concursos públicos e dispõe sobre o Sistema de Organização e Inovação Institucional do Governo Federal - SIORG.
Decreto nº 9.991, de 28 de agosto de 2019 - Dispõe sobre a Política Nacional de Desenvolvimento de Pessoas da administração pública federal direta, autárquica e fundacional, e regulamenta dispositivos da Lei nº 8.112, de 11 de dezembro de 1990, quanto a licenças e afastamentos para ações de desenvolvimento;
Decreto nº 10.715, de 8 de junho de 2021 - Institui os Sistemas Estruturantes de Gestão de Pessoal da Administração Pública Federal;
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

21CQ Gestão do Governo Digital

Lei nº 12.527, de 18 de novembro de 2011 - regula o acesso a informações;
Lei nº 13.460, de 26 de junho de 2017 - Dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública;
Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais (LGPD);
Lei nº 14.129, de 29 de março de 2021 - Regras e instrumentos para o Governo Digital;
Lei nº 14.534, de 11 de janeiro de 2023, determinando que o número do Cadastro da Pessoa Física (CPF) seja adotado como único número do registro geral (RG) no Brasil.
Decreto nº 7.579, de 11 de outubro de 2011 - dispõe sobre o Sistema de Administração dos Recursos de Tecnologia da Informação - SISP, do Poder Executivo federal;
Decreto nº 8.777, de 11 de maio de 2016 - Institui a Política de Dados Abertos do Poder Executivo federal;
Decreto nº 8.936, de 19 de dezembro de 2016 - Institui a Plataforma de Cidadania Digital e dispõe sobre a oferta dos serviços públicos digitais, no âmbito dos órgãos e das entidades da administração pública federal direta, autárquica e fundacional;
Decreto nº 9.094, de 17 de julho de 2017 - Direitos do usuário dos serviços públicos da administração pública;
Decreto nº 9.637, de 26 de dezembro de 2018 - Institui a Política Nacional de Segurança da Informação;
Decreto nº 9.756, de 11 de abril de 2019 - Institui o portal único "gov.br" e dispõe sobre as regras de unificação dos canais digitais do Governo federal;
Decreto nº 10.046, de 9 de outubro de 2019 - Dispõe sobre a governança no compartilhamento de dados no âmbito da administração pública federal e institui o Cadastro Base do Cidadão e o Comitê Central de Governança de Dados;
Decreto nº 10.543, de 15 de novembro de 2020 - Dispõe sobre o uso de assinaturas eletrônicas na administração pública federal;
Decreto nº 10.609, de 20 de janeiro de 2021 - Institui a Política Nacional de Modernização do Estado e cria o Fórum Nacional de Modernização do Estado;
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos;
Decreto nº 12.308, de 11 de dezembro de 2024 - Institui o Comitê Interministerial para a Transformação Digital.

21FJ Gestão do Cadastro Ambiental Rural (CAR)

Lei n° 12.651, de 25 de maio de 2012 - Art. 29 - Cria o Cadasto Ambiental Rural - CAR;
Lei nº 14.600, de 19 de junho de 2023 - Gestão do CAR passa para o MGI;
Decreto nº 7.830, de 17 de outubro de 2012 - Finalidades do Cadastro Ambiental Rural - CAR e do Sistema de Cadastro Ambiental Rural - SICAR.

21H5 Sustentação Tecnológica de Identificação do Cidadão

Decreto nº 11.797, de 27 de Novembro de 2023 - Serviços e Governança de Identificação do Cidadão; e
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

2810 Promoção do Acesso ao Patrimônio Arquivístico

Constituição de 1988, art, 216, § 2º;
Lei nº 8.159, de 8 de janeiro de 1991 - Dispõe sobre a política nacional de arquivos públicos e privados;
Lei nº 12.527, de 18 de novembro de 2011 - Regula o acesso a informações;
Lei nº 12.682, de 9 de julho de 2012 - Dispõe sobre a elaboração e o arquivamento de documentos em meios eletromagnéticos;
Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais (LGPD);
Decreto nº 4.073, de 3 de janeiro de 2002 - Regulamenta a Lei nº 8.159, de 8 de janeiro de 1991, que dispõe sobre a política nacional de arquivos públicos e privados;
Decreto nº 4.915, de 12 de dezembro de 2003 - Dispõe sobre o Sistema de Gestão de Documentos e Arquivos da administração pública federal;
Decreto nº 7.724, de 16 de maio de 2012, que regulamenta a Lei nº 12.527, de 18 de novembro de 2011, que dispõe sobre o acesso a informações;
Decreto nº 10.148, de 02 de dezembro de 2019 - Institui a Comissão de Coordenação do Sistema de Gestão de Documentos e Arquivos da administração pública federal;
Decreto nº 10.278, de 18 de março de 2020 - Regulamenta o disposto no art. 2º-A da Lei nº 12.682, de 9 de julho de 2012, para estabelecer a técnica e os requisitos para a digitalização de documentos públicos ou privados, a fim de que os documentos digitalizados produzam os mesmos efeitos legais dos documentos originais; e
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

4641 Publicidade de Utilidade Pública

Constituição Federal, art. 37 - Princípios da Administração Pública;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências.

4743 Coordenação e Governança das Empresas Estatais Federais

Constituição da República Federativa do Brasil de 1988, art. 173 - exploração direta de atividade econômica pelo Estado quando necessária aos imperativos da segurança nacional ou a relevante interesse coletivo;
Lei Complementar nº 101, de 4 de maio de 2000, art. 2º, III – Conceitua a empresa estatal dependente para fins da Lei de Responsabilidade Fiscal;
Lei nº 13.303, de 30 de junho de 2016 – Lei das Estatais;
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Público;
Decreto nº 12.301, de 09 de dezembro de 2024 - Dispõe sobre a aprovação de diretrizes e de estratégias relativas à governança corporativa nas empresas estatais federais e à administração das participações societárias da União;
Decreto nº 12.302, de 09 de dezembro de 2024 - Institui o Sistema de Coordenação da Governança e da Supervisão Ministerial das Empresas Estatais Federais.

8690 Fiscalização e Controle do Uso e Ocupação de Imóveis da União

Constituição da República Federativa do Brasil de 1988 – Art. 20. Trata dos bens da União;
Decreto-Lei nº 9.760, de 5 de setembro de 1946 - Dispõe sôbre os bens imóveis da União;
Decreto-Lei nº 2.398, de 21 de dezembro de 1987 - foros, laudêmios e taxas de ocupação relativas a imóveis de propriedade da União;
Lei nº 9.636, de 15 de maio de 1998 - regularização, administração, aforamento e alienação de bens imóveis de domínio da União; e
Lei nº 13.240, de 30 de dezembro de 2015 - Dispõe sobre a administração, a alienação, a transferência de gestão de imóveis da União e seu uso para a constituição de fundos.

46201 Fundação Escola Nacional de Administração Pública

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Lei de Diretrizes Orçamentárias - LDO, art. 12.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

2000 Administração da Unidade

Decreto nº 10.369, de 22 de maio de 2020 - Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Fundação Escola Nacional de Administração Pública - Enap e remaneja cargos em comissão e funções de confiança;
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

20U9 Desenvolvimento de Competências de Agentes Públicos

Lei n°10.973, de 2 de dezembro de 2004 - dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo;
Decreto nº 9.991, 28 de agosto de 2019 - dispõe sobre a Política Nacional de Desenvolvimento de Pessoas;
Decreto nº 10.369, de 22 de maio de 2020 - aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Enap;
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

216R Desenvolvimento de Iniciativas de Inovação, Estudos, Pesquisas e Publicações

Lei nº 10.973, de 2 de dezembro de 2004 - Dispõe sobre incentivos à inovação e à pesquisa científica e tecnológica no ambiente produtivo;
Decreto nº 10.369, de 22 de maio de 2020 - Aprova o Estatuto da Enap;
Decreto nº 11.558, de 13 de junho de 2023 - Dispõe sobre o Conselho de Monitoramento e Avaliação de Políticas Públicas; e
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

46203 Instituto Nacional de Tecnologia da Informação - ITI

217Z Gestão dos Sistemas da Carteira de Identidade Nacional - CIN, da Certificação Digital da infraestrutura de Chaves Públicas e da Assinatura Gov.BR

Medida Provisória nº 2.200-2, de 24 de agosto de 2001 - Institui a Infra-Estrutura de Chaves Públicas Brasileira - ICP-Brasil, transforma o Instituto Nacional de Tecnologia da Informação em autarquia;
Decreto n° 6.605, de 14 de outubro de 2008 - Comitê Gestor da Infra-Estrutura de Chaves Públicas Brasileira - CG ICP-Brasil;
Decreto nº 10.543, de 13 de novembro de 2020 - Assinaturas eletrônicas na administração pública federal;
Decreto nº 11.797, de 27 de novembro de 2023 - Serviço de Identificação do Cidadão e governança da identificação das pessoas naturais no âmbito da administração pública federal;
Decreto nº 12.069, de 21 de junho de 2024 - Estratégia Nacional de Governo Digital para o período de 2024 a 2027;
Decreto n° 12.103, de 8 de julho de 2024 - Estrutura regimental ITI.

47101 Ministério do Planejamento e Orçamento - Administração Direta

2000 Administração da Unidade

Decreto nº 11.353, de 1º de janeiro de 2023 - estrutura regimental do Ministério do Planejamento e Orçamento.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

21FK Aprimoramento de Planejamento Nacional, Orçamento Federal, Avaliação de Políticas Públicas e de Revisão de Gastos e de Articulação

Constituição Federal de 1988, arts. 3º, 21, inciso IX e 165, § 1º;
Lei nº 10.180, de 6 de fevereiro de 2001 - Organiza e disciplina os Sistemas de Planejamento e de Orçamento Federal, de Administração Financeira Federal, de Contabilidade Federal e de Controle Interno do Poder Executivo Federal;
Lei nº 14.802 de 10 de janeiro de 2024 - Institui o Plano Plurianual de 2024 a 2027.
Decreto nº 11.353, de 1º de janeiro de 2023 - estrutura regimental do Ministério do Planejamento e Orçamento;

4641 Publicidade de Utilidade Pública

Constituição Federal, art. 37 - Princípios da Administração Pública;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências.

8861 Sustentação da Tecnologia da Informação do Sistema de Planejamento Nacional e do Orçamento Federal

Constituição Federal de 1988, art. 165;
Lei nº 10.180, de 6 de fevereiro de 2001 - Organiza e disciplina os Sistemas de Planejamento e de Orçamento Federal, de Administração Financeira Federal, de Contabilidade Federal e de Controle Interno do Poder Executivo Federal, e dá outras providências;
Lei nº 14.802 de 10 de janeiro de 2024 - Institui o Plano Plurianual de 2024 a 2027;
Decreto nº 11.353, de 1º de janeiro de 2023 - Aprova a estrutura regimental do Ministério do Planejamento e Orçamento.

47204 Instituto de Pesquisa Econômica Aplicada

00M6 Concessão de Bolsas para Pesquisa Econômica

Decreto nº 60.457, de 13 de março de 1967 - Institui a Fundação Instituto de Pesquisa Econômico-Social Aplicada (IPEA) e aprova respectivos Estatutos;
Decreto nº 11.194, de 8 de setembro de 2022 - Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções Gratificadas do Instituto de Pesquisa Econômica Aplicada - IPEA.

2000 Administração da Unidade

Decreto nº 60.457, de 13 de março de 1967 - Institui a Fundação Instituto de Pesquisa Econômico-social Aplicada (IPEA) e aprova respectivos Estatutos;
Decreto nº 11.194, de de 8 de setembro de 2022 - Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções Gratificadas do Instituto de Pesquisa Econômica Aplicada - IPEA.

4727 Diagnósticos, Prospecções e Estratégias do Desenvolvimento Brasileiro

Decreto nº 60.457, de 13 de março de 1967 - Institui a Fundação Instituto de Pesquisa Econômico-Social Aplicada (IPEA) e aprova respectivos Estatutos;
Decreto nº 11.194, de 8 de setembro de 2022 - Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções Gratificadas do Instituto de Pesquisa Econômica Aplicada - IPEA.

47205 Fundação Instituto Brasileiro de Geografia e Estatística

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Ação Orçamentária / Base Legal

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVIII.

2000 Administração da Unidade

Decreto-Lei nº 161, de 13 de fevereiro de 1967 - institui a Fundação Instituto Brasileiro de Geografia e Estatística
Lei nº 5.878, de 11 de maio de 1973 - dispõe sobre a Fundação Instituto Brasileiro de Geografia e Estatística
Decreto nº 11.353 de 1º de janeiro de 2023 - aprova a estrutura do Ministério do Planejamento e Orçamento.

20U5 Ensino de Graduação e Pós-Graduação em Estatísticas e Geociências

Lei nº 5.878, de 1973, Art. 2º, § 2º - Serão mantidos pelo IBGE para atendimento das suas próprias necessidades e das dos usuários de informações, os cursos de graduação e de treinamento de profissionais e especialistas nas atividades correspondentes à sua área de competência, podendo também ser promovida a realização de outros cursos de formação relacionados com essa mesma área; e
Decreto nº 11.177, de 18 de agosto de 2022, anexo I capítulo I, Art. 4º, inciso I - manter cursos de pós-graduação, de graduação e de treinamento profissional, desde que em áreas correspondentes àquelas de competência da Fundação IBGE e afins, observada a legislação educacional vigente.

20U6 Pesquisas e Estudos Estatísticos e Geocientíficos

Constituição Federal, de 1988, Art. 21, inciso IX e XV - Competências da União;
Lei nº 5.878, de 11 de maio de 1973, Art. 2º e 3º inciso II -estatísticas derivadas, III - pesquisas, análises e estudos estatísticos, demográficos, geográficos, geodésicos e cartográficos, IV - Levantamentos geodésicos e topográficos, mapeamento e outras atividades cartográficas, e V - sistematização de dados sobre meio ambiente e recursos naturais com referência a sua ocorrência, distribuição e frequência;
Decreto nº 77.624, de 17 de maio de 1976 - dispõe sobre a utilização, pelo IBGE, de dados informativos de origem governamental na produção de informações e estudos de interesse do planejamento econômico e social e da segurança nacional; e
Decreto nº 6.666, de 27 de novembro de 2008 - institui, no âmbito do Poder Executivo federal, a Infraestrutura Nacional de Dados Espaciais - INDE.

20U7 Censos Demográfico, Agropecuário e Geográfico

Constituição Federal, de 1988, art. 21, incisos IX e XV - Competências da União;
Lei nº 5.172, de 25 de outubro de 1966, Art.91 e 92 - Dispõe sobre o Sistema Tributário Nacional e institui normas gerais de direito tributário aplicáveis à União, Estados e Municípios;
Lei nº 5.878, de 11 de maio de 1973, art. 3º, inciso I - estatísticas primárias;
Lei nº 8.184, de 10 de maio de 1991 - Dispõe sobre a periodicidade dos Censos Demográficos e dos Censos Econômicos e dá outras providências.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

49101 Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta

00GW Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos da Agricultura Familiar (Lei nº 8.427, de 1992)

Lei nº 8.427, de 27 de maio de 1992, art. 2º, incisos II, III e IV; Lei nº 11.326, de 24 de julho de 2006, art. 3° e Decreto nº 3.991, de 30 de outubro de 2001.

0359 Contribuição ao Fundo Garantia-Safra (Lei nº 10.420, de 2002)

Lei nº 10.420, de 2002 e suas alterações; e
Decreto nº 4.962, de 2004 e suas alterações.

2000 Administração da Unidade

Constituição da República Federativa do Brasil - CRFB de 1988;
Decreto-Lei nº 200, de 25 de Fevereiro de 1967 - Dispõe sôbre a organização da Administração Federal

210V Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia

Constituição Federal de 1988, art. 189 - Da Política Agrícola e Fundiária e da Reforma Agrária;
Lei n° 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola;
Lei n° 11.326, de 24 de julho de 2006 - Lei da Agricultura Familiar;
Lei nº 13.019, de 31 de julho de 2014 e suas alterações – MROSC;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto Nº 11.396, de 21 de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Desenvolvimento Agrário e Agricultura Familiar e remaneja e transforma cargos em comissão e funções de confiança;
Decreto nº 7.794, de 20 de agosto de 2012, que institui a Política Nacional de Agroecologia e Produção Orgânica - PNAPO.
Decreto nº 10.527, de 22 de outubro de 2020 - Institui o Selo Biocombustível Social.
Decreto nº 11.968, de 27 de março de 2024 - Criou a Coordenação Geral do PROAGRO Mais.

210W Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais

CF de 1988, art. 189;
Lei nº 10.406, de 2002;
Lei nº 11.340, de 2006;
Convenção sobre a Eliminação de todas as formas de discriminação contra a mulher; Portaria INCRA/P nº 981, de 2003;
Instrução Normativa Incra nº 38, de 2007;
Decreto 11.452 de 22 de março de 2023;
Decreto 11.642, de 16 de agosto de 2023;
Decreto 11.641, de 16 de agosto de 2023.

210X Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural

Constituição Federal de 1988, arts. 3º, 21, 43
Lei n° 5.764, de 1971
Lei nº 8.171, de 1991
Lei nº 8.427, de 1992
Lei nº 9.394, de 1996
Lei Complementar n° 101, de 2000
Lei nº 10.172, de 2001
Lei n° 11.326, de 2006
Lei nº 13.019, de 2014
Lei nº 10.246 de 2001
Lei n° 13.123, de 2015
Lei nº 14.119, de 2021
Decreto-Lei nº 79, de 1966
Decreto nº 5.154, de 2004
Decreto n° 6.040, de 2007
Decreto DNN 11503, de 2008
Decreto nº 7.352, de 2010, art. 11-18
Decreto n° 7.747, de 2012
Decreto n° 10.088, de 2019
Decreto nº 11.396, de 2023
Portaria MAPA 121, de 2019.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Constituição Federal (CF), art. 218 – Da Ciência, Tecnologia e Inovação;
Lei nº 9.637, de 15 de maio de 1998 - Dispõe sobre a qualificação de entidades como organizações sociais; e
Decreto 4.077, de 9 de janeiro de 2002 - Qualifica como Organização Social a Associação Rede Nacional de Ensino e Pesquisa - RNP.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.
Decreto nº 10.827, de 30 de setembro de 2021 – Estrutura Regimental do MAPA;
Instrução Normativa nº 57, de 10 de junho de 2021, da Secretaria de Gestão e Desempenho de Pessoal do Ministério da Economia.

21B6 Assistência Técnica e Extensão Rural

Constituição Federal de 1988, art. 189 - Da Política Agrícola e Fundiária e da Reforma Agrária.
Lei nº 4.504, de 30 de novembro de 1964 - Dispõe sobre o Estatuto da Terra, e dá outras providências;
Lei n° 6.001, de 19 de dezembro de 1973, artigo 2°, incisos III, IV, V, VI, VII e IX, e art. 53 - Dispõe sobre o Estatuto do Índio;
Lei n° 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola;
Lei nº 8.629, de 25 de fevereiro de 1993 - regulamenta e disciplina disposições relativas à reforma agrária, previstas no Capítulo III, Título VII, da Constituição Federal;
Lei n° 8.666, de 21 de junho de 1993, art. 24, inciso XXX - Regulamenta o art. 37, inciso XXI, da Constituição Federal, institui normas para licitações e contratos da Administração Pública e dá outras providências;
Lei n° 10.186, de 12 de fevereiro de 2001 - Dispõe sobre a realização de contratos de financiamento do Programa de Fortalecimento da Agricultura Familiar - PRONAF, e de projetos de estruturação dos assentados e colonos nos programas oficiais de assentamento, colonização e reforma agrária, aprovados pelo Instituto Nacional de Colonização e Reforma Agrária - INCRA, bem como dos beneficiários do Fundo de Terras e da Reforma Agrária - Banco da Terra, com risco para o Tesouro Nacional ou para os Fundos Constitucionais das Regiões Norte, Nordeste e Centro-Oeste, e dá outras providências;
Lei nº 10.406, de 10 de janeiro de 2002 e suas alterações - Institui o Código Civil;
Lei n° 11.326, de 24 de julho de 2006 - Lei da Agricultura Familiar;
Lei nº 11.340, de 07 de agosto de 2006 - Cria mecanismos para coibir a violência doméstica e familiar contra a mulher;
Lei nº 12.188, de 11 de janeiro de 2010 - Institui a Política Nacional de Assistência Técnica e Extensão Rural para a Agricultura Familiar e Reforma Agrária - PNATER e o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER;
Lei nº 12.897, de 18 de dezembro de 2013 – Criação da ANATER;
Lei nº 13.019, de 31 de julho de 2014 e suas alterações – MROSC;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.
Convenção das Nações Unidas sobre a Eliminação de todas as formas de discriminação contra a mulher (1979).
Decreto nº 93.872, de 23 de dezembro de 1986 - Dispõe sobre a unificação dos recursos de caixa do Tesouro Nacional, atualiza e consolida a legislação pertinente e dá outras providências;
Decreto nº 3.991, de 30 de outubro de 2001, art. 3° - Dispõe sobre o Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF, e dá outras providências;
Decreto nº 7.215, de 15 de junho de 2010 - Regulamenta a Lei no 12.188, de 11 de janeiro de 2010, para dispor sobre o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER;
Decreto nº 7.747, 05 de junho de 2012 - Institui a Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas – PNGATI, e dá outras providências;
Decreto nº 8.252, de 26 de maio de 2014 - Institui o serviço social autônomo denominado Agência Nacional de Assistência Técnica e Extensão Rural - Anater;
Decreto 11.451, de 22 de março de 2023 que Institui o Conselho de Desenvolvimento Rural Sustentável - CONDRAF.
Decreto nº 11.396, de 21 de janeiro de 2023 que Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Desenvolvimento Agrário e Agricultura Familiar e remaneja e transforma cargos em comissão e funções de confiança.
Decreto Nº 11.995, de 15 de abril de 2024 Institui o Programa Terra da Gente e dispõe sobre a incorporação de imóveis rurais no âmbito da Política Nacional de Reforma Agrária.
Decreto 11.451, de 22 de março de 2023 que Institui o Conselho de Desenvolvimento Rural Sustentável - CONDRAF.
Decreto nº 11.396, de 21 de janeiro de 2023 que Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Desenvolvimento Agrário e Agricultura Familiar e remaneja e transforma cargos em comissão e funções de confiança.
Portaria INCRA/P nº 981, de 2003;
Portaria MDA nº 063, de 2004;
Portaria MDA n° 25, de 2006;
Portaria Ministerial/MDA nº 35, de 2010,
Portaria/INCRA/P/Nº 581, de 2010;
Portaria MAPA nº 193, de 16 de junho de 2020,
Portaria SAF nº 95, de 17 de junho de 2020.
Nota Técnica Conjunta/DD e DA/INCRA/Nº01, de 2011.

21G7 Governança e Regularização Fundiária Nacional

Lei nº 11.952, de 2009;
Lei nº 10.267, de 2001;
Lei nº 6.383, de 1976;
Lei nº 6.015, de 1973;
Lei nº 6.001 de 1973;
Lei nº 14.701 de 2024;
Decreto nº 1.775 de 1996;
Lei nº 9.965 de 2000;
Decreto nº 10.592, de 2020;
Decreto nº 4.449, de 2002;
Decreto nº 4.340 de 2002;
Decreto nº 4.887 de 2003;
Decreto nº 6.040 de 2007;
Decreto 11.447 de 2023 e
Decreto nº 11.786 de 2023.
Manual de Crédito Rural, Capítulo 4: Finalidades e Instrumentos de Política Agrícola, Seção 7: Fundo de Terras e da Reforma Agrária Mais (MCR 4-7);
Portaria SAF/MAPA nº 122, de 23 de março de 2021, que aprova o Regulamento Operativo do Fundo de Terras e da Reforma Agrária e do Subprograma de Combate à Pobreza Rural, com nova redação dada pela Portaria SAF/MAPA nº 197, de 31 de agosto de 2021;
Portaria SAF/MAPA Nº 123, de 23 de março de 2021, que Aprova o Manual de Operações do Programa Nacional de Crédito Fundiário - Terra Brasil;
Contrato SAT-BB; e
Contrato SAT-BNB.

21GB Apoio e Fortalecimento ao Etnodesenvolvimento e Acesso à Terra e ao Território dos Povos e Comunidades Tradicionais e Quilombolas

Constituição de 1988;
Lei Complementar nº 101, de 2000;
Lei nº 5.764, de 1971;
Lei nº 6.001, de dezembro de 1973;
Lei 10.246 de 2001;
Lei 11.097, de 2005;
Lei nº 11.116, de 2005;
Lei nº 11.326, de 2006;
Lei nº 11.488, de 2007;

Ação Orçamentária / Base Legal

Lei nº 13.019, de 2014;
Lei nº 13.033, de 2014;
Lei nº 13.123, de 2015;
Lei nº 13.263, de 2016;
Lei nº 13.971, de 2019;
Lei nº 14.144 de 2021;
Decreto nº 4.340 de 2002;
Decreto nº 4.887 de 2003;
Decreto nº 5.297 de 2004;
Decreto nº 6.040, de 2007;
Decreto nº 7.747, de 2012;
Decreto nº 10.088, de 2019;
Decreto nº 10.253, de 2020;
Decreto nº 10.257, de 2020;
Decreto nº 11.447, de 2023;
Decreto nº 11.786 , de 2023;
Resolução II CNPE, de 2016; e
Resolução CMN nº 4.828, de 2020.

21GC Fortalecimento da Agricultura Familiar Brasileira no Cenário Internacional

Artigo 11 do Decreto nº 11.396, de 21/1/2023 (Atribuições da Assessoria Internacional do Gabinete do Ministro, conforme Decreto que estabelece a Estrutura Regimental do MDA)

21HB Gerenciamento das Políticas de Desenvolvimento Agrário

Constituição Federal/1988, Título VII, Capítulo III; Constituição Federal/1988, art. 50; Lei nº 8.427, de 27 de maio de 1992, art. 2º, incisos II, III e IV; Lei nº 11.326, de 24 de julho de 2006, art. 3° e Decreto nº 3.991, de 30 de outubro de 2001. Lei nº 10.420, de 2002 e suas alterações; e Decreto nº 4.962, de 2004 e suas alterações. Lei n° 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola; Lei n° 11.326, de 24 de julho de 2006 - Lei da Agricultura Familiar; Lei nº 13.019, de 31 de julho de 2014 e suas alterações – MROSC; Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto Nº 11.396, de 21 de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Desenvolvimento Agrário e Agricultura Familiar e remaneja e transforma cargos em comissão e funções de confiança; Decreto nº 7.794, de 20 de agosto de 2012, que institui a Política Nacional de Agroecologia e Produção Orgânica - PNAPO. Decreto nº 10.527, de 22 de outubro de 2020 - Institui o Selo Biocombustível Social. Decreto nº 11.968, de 27 de março de 2024 - Criou a Coordenação Geral do PROAGRO Mais. Decreto nº 7.215, de 15 de junho de 2010 - Regulamenta a Lei no 12.188, de 11 de janeiro de 2010, para dispor sobre o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER.

21IP Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais

Lei no 5.764, de 16 de dezembro de 1971 - Define a Política Nacional de Cooperativismo, institui o regime jurídico das sociedades cooperativas,
e dá outras providências;
Lei nº 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola;
Lei nº 8.427, de 27 de maio de 1992 - Dispõe sobre a concessão de subvenção econômica nas operações de crédito rural.;
Lei nº 11.775, de 17 de setembro de 2008 - altera a Lei 8.427/92;
Lei nº 11.326, de 24 de julho de 2006 - Lei da Agricultura Familiar;
Lei nº 14.628, de 20 de julho de 2023 - Institui o Programa de Aquisição de Alimentos (PAA) e o Programa Cozinha Solidária; altera as Leis nºs
12.512, de 14 de outubro de 2011, e 14.133, de 1º de abril de 2021 (Lei de Licitações e Contratos Administrativos); e revoga dispositivos das
Leis nºs 11.718, de 20 de junho de 2008, 11.775, de 17 de setembro de 2008, 12.512, de 14 de outubro de 2011, e 14.284, de 29 de dezembro
de 2021;
Decreto nº 11.476, de 02 de abril de 2023 - Regulamenta o Programa de Aquisição de Alimentos; e
Lei nº 14.600, de 19 de junho de 2003 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, Art. 37 - A administração pública direta e indireta de qualquer dos Poderes da União, dos Estados, do Distrito Federal e dos Municípios obedecerá aos princípios de legalidade, impessoalidade, moralidade, publicidade e eficiência;
Lei Nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade prestados por intermédio de agências de propaganda;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 - Dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018 - Disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018 - Disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.
4. Instrução normativa nº 1, de 20 de maio de 2020 - Disciplina a utilização de recursos de acessibilidade na publicidade, nos pronunciamentos e nos discursos oficiais dos órgãos e entidades do Poder Executivo Federal.

49201 Instituto Nacional de Colonização e Reforma Agrária - INCRA

2000 Administração da Unidade

Constituição Federal de 05 de outubro de 1988;
Decreto-Lei 200, de 25 de fevereiro de 1967;
Lei Nº 13.709, de 14 de agosto de 2018;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Lei Nº 13.971, de 27 de dezembro de 2019;
Lei nº 12.527, de 18 de novembro de 2011 - LAI.
Decreto nº 10.252, de 20 de fevereiro de 2020;
Decreto nº 10.332, de 28 de abril de 2020;
Portaria nº 1225, de 03 de julho de 2020;
Instrução Normativa SGD/ME nº 01, de 04 de abril de 2019.

210R Monitoramento de Conflitos Agrários e Pacificação no Campo

Constituição Federal de 05 de outubro de 1988;
Lei nº 4.504, de 30 de novembro de 1964;
Lei nº 13.105, de 16 de março de 2015, art. 565;
Decreto nº 10.252, de 20 de fevereiro de 2020;
Portaria Nº 531, de 23 de março de 2020;
Instrução Normativa nº 119, de 10 de junho de 2022;
Instrução Normativa nº 117, de 12 de maio de 2022.

210T Promoção da Educação e Cultura do Campo

Constituição Federal de 1988, arts. 205, e 207;
Lei nº 10.172, de 9 de janeiro de 2001;
Lei nº 9.394, de 20 de dezembro de 1996;
Lei nº 11.947 – Art.33, de 16 de junho de 2009;
Lei nº 12.695, de 25 de julho de 2012;
Lei nº 13.019, de 31 de julho de 2014;
Decreto nº 5.154, de 23 de julho de 2004;
Decreto nº 7.352, de 04 de novembro de 2010, art. 11-18;
Decreto nº 6.672, de 02 de novembro de 2008, art. 1º, § 1º;
Resolução CNE/CEB nº 01, de 03 de abril de 2002;
Resolução CNE/CEB nº 01, de 31 de janeiro de 2006;
Resolução CNE/CEB nº 02, de 28 de abril de 2008;
Resolução CNE/CEB nº 1, de 16 de agosto de 2023;
Instrução Normativa nº 115, de 30 de março de 2022;
Instrução Normativa nº 133, de 11 de outubro de 2023;
Instrução Normativa nº 134, de 11 de outubro de 2023;
Instrução Normativa nº 115, de 30 de março de 2022.

210Z Identificação, Reconhecimento e Titulação de Territórios Quilombolas

Constituição Federal de 05 de outubro de 1988;
Decreto-Lei nº 3.365, de 21 de junho de 1941;
Lei nº 4.132, de 10 de setembro de 1962;
Lei nº 12.288, de 20 de julho de 2010;
Decreto nº 4.887, de 20 de novembro de 2003;
Decreto nº 6.040, de 7 de fevereiro de 2007;
Decreto Nº 10.088, de 5 de novembro de 2019;
Portaria Interministerial nº 210, de 13 de junho de 2014;
Portaria Interministerial nº 60, de 24 de março de 2015;
Portaria INCRA Nº 175, de 19 de abril de 2016;
Portaria INCRA nº 2.541. de 28 de dezembro de 2022;
Instrução Normativa/INCRA nº 57, de 20 de outubro de 2009;
Instrução normativa nº 111, de 22 de dezembro de 2021.

211A Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária

Constituição Federal de 05 de outubro de 1988;
Lei Complementar nº 76, de 06 de julho de1993;
Lei Complementar nº 88, 23 de dezembro de 1996;
Decreto-lei nº 3.365, de 21 de junho de 1941;
Lei nº 4.504, de 30 de novembro de 1964;
Lei nº 5.954, de 03 de dezembro de 1973;
Lei nº 6.938, de 31 de agosto de 1981; Lei nº 8.171, de 17 de janeiro de 1991;
Lei nº 8.629, de 25 de fevereiro de 1993;
Lei nº 9.636, de 15 de maio de 1998;
Lei nº 9.784, de 29 de janeiro de 1999;
Lei nº 10.279, de 12 de setembro de 2001, Art. 1º;
Lei nº 11.888, de 24 de dezembro de 2008;
Lei nº 12.249, de 11 de junho de 2010;
Lei nº 12.651, de 25 de maio de 2012;
Lei nº 13.001, de 20 de junho de 2014;
Lei nº 13.465, de 11 de julho de 2017;
Lei nº 14.133, de 1º de abril de 2021;
Decreto nº 59.428, de 27 de outubro de 1966;
Decreto nº 1.775, de 08 de janeiro de 1996;
Decreto n° 7.342, de 26 de outubro de 2010;
Decreto nº 7.830, de 17 de outubro de 2012;
Decreto nº 8.235, de 05 de maio de 2014;
Decreto nº 9.311, de 15 de março de 2018;
Decreto nº 11.531, de 16 de maio de 2023;
Decreto nº 11.586, de 28 de junho de 2023;
Portaria Interministerial MP/MF/MCT nº 127, de 29 de maio de 2008;
Portaria CTI nº 1.258, de20 de agosto de 2021;
Portaria Incra nº 175, de 19 de abril de 2016;
Portaria Incra nº 49, de 31 de janeiro de 2017;
Portaria Incra nº 02, de 04 de março de 2024;
Instrução Normativa Incra nº 38, de 13 de março de 2007;
Instrução Normativa MMA nº 02, de 06 de maior de 2014;
Instrução Normativa Incra nº 99, de 30 de dezembro de 2019;
Instrução Normativa Incra nº 102, de 07 de dezembro de 2020;
Instrução Normativa Incra nº 103, de 28 de dezembro de 2020;
Instrução Normativa Incra nº 107, de 18 de outubro de 2021;
Instrução Normativa Incra nº 112, de 22 de dezembro de 2021;
Instrução Normativa Incra nº 139, de 08 de dezembro de 2023;
Resolução CONAMA nº 429, de 28 de fevereiro de 2011; Nota Técnica/INCRA/DD nº 3, de 21 de julho de 2014.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Constituição Federal de 05 de outubro de 1988;
Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei nº 10.621, de 05 de fevereiro de 2021, art. 12, inciso XXIV;
Decreto n° 4.004, de 08 de novembro 2001;
Orientação Normativa n° 03/MPOG, de 15 de fevereiro de 2013.

21B6 Assistência Técnica e Extensão Rural

Constituição Federal de 1988, art. 189 - Da Política Agrícola e Fundiária e da Reforma Agrária.
Lei nº 4.504, de 30 de novembro de 1964 - Dispõe sobre o Estatuto da Terra, e dá outras providências;
Lei n° 6.001, de 19 de dezembro de 1973, artigo 2°, incisos III, IV, V, VI, VII e IX, e art. 53 - Dispõe sobre o Estatuto do Índio;
Lei n° 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola;
Lei nº 8.629, de 25 de fevereiro de 1993 - regulamenta e disciplina disposições relativas à reforma agrária, previstas no Capítulo III, Título VII, da Constituição Federal;
Lei n° 10.186, de 12 de fevereiro de 2001 - Dispõe sobre a realização de contratos de financiamento do Programa de Fortalecimento da Agricultura Familiar - PRONAF, e de projetos de estruturação dos assentados e colonos nos programas oficiais de assentamento, colonização e reforma agrária, aprovados pelo Instituto Nacional de Colonização e Reforma Agrária - INCRA, bem como dos beneficiários do Fundo de Terras e da Reforma Agrária - Banco da Terra, com risco para o Tesouro Nacional ou para os Fundos Constitucionais das Regiões Norte, Nordeste e Centro-Oeste, e dá outras providências;
Lei nº 10.406, de 10 de janeiro de 2002 e suas alterações - Institui o Código Civil;
Lei n° 11.326, de 24 de julho de 2006 - Lei da Agricultura Familiar;
Lei nº 11.340, de 07 de agosto de 2006 - Cria mecanismos para coibir a violência doméstica e familiar contra a mulher;
Lei nº 12.188, de 11 de janeiro de 2010 - Institui a Política Nacional de Assistência Técnica e Extensão Rural para a Agricultura Familiar e Reforma Agrária - PNATER e o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER;
Lei nº 12.897, de 18 de dezembro de 2013 – Criação da ANATER;
Lei nº 13.019, de 31 de julho de 2014 e suas alterações – MROSC;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Lei nº 14.133 de 1º de abril de 2021 - Lei de Licitações e Contratos administrativos;
Convenção das Nações Unidas sobre a Eliminação de todas as formas de discriminação contra a mulher (1979).
Decreto nº 93.872, de 23 de dezembro de 1986 - Dispõe sobre a unificação dos recursos de caixa do Tesouro Nacional, atualiza e consolida a legislação pertinente e dá outras providências;
Decreto nº 3.991, de 30 de outubro de 2001, art. 3° - Dispõe sobre o Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF, e dá outras providências;

Ação Orçamentária / Base Legal

Decreto nº 7.215, de 15 de junho de 2010 - Regulamenta a Lei no 12.188, de 11 de janeiro de 2010, para dispor sobre o Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária - PRONATER;
Decreto nº 7.747, 05 de junho de 2012 - Institui a Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas – PNGATI, e dá outras providências;
Decreto nº 8.252, de 26 de maio de 2014 - Institui o serviço social autônomo denominado Agência Nacional de Assistência Técnica e Extensão Rural - Anater;
Decreto nº 9.784, de 07 de maio de 2019 - Decreto de Revogação dos órgãos colegiados de participação social;
Decreto nº 10.473, de 24 de agosto de 2020 - Decreto de Revogação de Decretos.
Portaria INCRA/P nº 981, de 2003;
Portaria MDA nº 063, de 2004;
Portaria MDA n° 25, de 2006;
Portaria Ministerial/MDA nº 35, de 2010,
Portaria/INCRA/P/Nº 581, de 2010;
Portaria MAPA nº 193, de 16 de junho de 2020,
Portaria SAF nº 95, de 17 de junho de 2020.

21GD Reforma Agrária e Governança Fundiária

Constituição Federal de 05 de outubro de 1988, e Artigo 68 do ADCT;
Decreto-Lei nº 57, de 18 de novembro de 1966;
Decreto-Lei nº 1.942, de 31 de maio de 1982;
Decreto-Lei nº 1.989, de 28 de dezembro de 1982;
Lei Complementar nº 76, de 06 de julho de 1993;
Lei nº 4.132, de 10 de setembro de 1962;
Lei nº 4.504, de 30 de novembro de 1964;
Lei nº 4.947, de 06 de abril de 1966;
Lei nº 5.174, de 27 de outubro de 1966;
Lei nº 5.433, de 08 de maio de 1968;
Lei nº 5.709, de 07 de outubro de 1971;
Lei n° 5.868, de 12 de dezembro de 1972;
Lei nº 6.015, de 31 de dezembro de 1973;
Lei nº 6.383, de 07 de dezembro de 1976;
Lei nº 6.634, de 02 de maio de 1979;
Lei nº 6.746, de 10 de dezembro de 1979;
Lei nº 6.830, de 22 de setembro de 1980;
Lei nº 8.629, de 25 de fevereiro de 1993;
Lei nº 8.847, de 28 de janeiro de 1994;
Lei nº 8.935, de 29 de setembro de 1994;
Lei nº 9.784, de 29 de janeiro de 1999;
Lei nº 10.267, de 28 de agosto de 2001;
Lei nº 10.406, de 10 de janeiro de 2002;
Lei nº 11.952, de 25 de junho de 2009;
Lei nº 13.001, de 20 de junho de 2014;
Lei nº 13.178 de 22 de outubro de 2015;
Lei nº 13.465, de 11 de julho de 2017;
Lei nº 14.133, de 01 de abril de 2021;
Decreto nº 55.891, de 31 de março de 1965;
Decreto nº 59.428, de 27 de outubro de 1966;
Decreto nº 59.566, de 14 de novembro de 1966;
Decreto nº 62.504, de 08 de abril de 1968;
Decreto nº 72.106, de 18 de abril de 1973;
Decreto nº 74.965, de 26 de novembro de 1974;
Decreto nº 84.685, de 06 de maio de 1980;
Decreto nº 85.064, de 26 de agosto de 1980;
Decreto nº 89.817, de 20 de julho de 1984;
Decreto nº 433, de 24 de janeiro de 1992;
Decreto nº 1.799, de 30 de janeiro de 1996;
Decreto nº 4.449, de 30 de outubro de 2002;
Decreto nº 5.570, de 31 de outubro de 2005;
Decreto nº 6.666, de 27 de novembro de 2008;
Decreto nº 7.341, de 22 de outubro de 2010;
Decreto nº 7.620, de 21 de novembro de 2011;
Decreto nº 9.311, de 15 de março de 2018;
Decreto nº 10.166, de 10 de dezembro de 2019;
Decreto nº 10.252, de 20 de fevereiro de 2020;
Decreto nº 10.592, de 24 de dezembro de 2020;
Portaria n° 486 de 02 de setembro de 2013;
Portaria Interministerial AGU/MDA nº 04, de 25 de fevereiro de 2014;
Portaria Conjunta AGU/MDA nº 12, de 21 de maio de 2014;
Portaria Incra nº 486, de 02 de setembro de 2013;
Portaria INCRA nº 531, de 23 de março de 2020;
Portaria DF nº 1540, DE 27 de julho de 2022;
Instrução Especial Incra nº 5, de 29 de julho de 2022
Instrução Normativa Conjunta Incra /RFB nº 1.968, de 22 de julho de 2020;
Instrução Normativa nº 104, de 29 janeiro de 2021;
Instrução Normativa Conjunta RFB/INCRA nº 2.025, de 07 de maio de 2021;
Instrução Normativa Incra nº 11, de 04 de abril de 2003;
Instrução Normativa Incra nº 77, de 23 de agosto de 2013;
Instrução Normativa Incra nº 82, de 27 de março de 2015;
Instrução Normativa Incra nº 88, de 13 de dezembro de 2017;
Instrução Normativa Incra nº 90, de 03 de abril de 2018;
Instrução Normativa nº 113, de 22 de dezembro de 2021;
Instrução Normativa nº 124, de 26 de julho de 2022;
Instrução Normativa nº 126, de 28 de julho de 2022;
Instrução Normativa nº 127, de 23 de agosto de 2022;
Instrução Normativa nº 120, de 10 de junho de 2023.
Acordo de Cooperação Técnica Incra/RFB, de 2015;
Parecer AGU nº LA- 01, de 10 de fevereiro de 2010.

49202 Companhia Nacional de Abastecimento - CONAB

2000 Administração da Unidade

Constituição Federal, de 5 de outubro de 1988;
Decreto-Lei nº 200, de 25 de fevereiro de 1967;
Lei n.º 8.029, de 12 de abril de 1990, art. 19;
Lei n.º 13.303 de 30 de junho de 2016;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;

20Y7 Desenvolvimento do Abastecimento Agroalimentar

Constituição Federal, de 5 de outubro de 1988;
Decreto-Lei nº 79, de 19 de dezembro de 1966;
Lei n.º 8.029, de 12 de abril de 1990, art. 19;
Lei nº 8.171, de 17 de janeiro de 1991;
Lei nº 8.666, de 21 de junho de 1993;
Lei nº 9.973, de 29 de maio de 2000;
Lei n.º 13.303 de 30 de junho de 2016;
Decreto nº 3.855; de 3 de julho de 2001;
Recomendação do TCU, Decisão 581/93 - Plenário - Ata 64, de 1993 - D.O.U. 31/12/1993.

2130 Formação de Estoques Públicos - AGF

Constituição Federal, de 5 de outubro de 1988;
Decreto-Lei nº 79, de 19 de dezembro de 1966;
Lei n.º 8.029, de 12 de abril de 1990, art. 19;
Lei nº 8.171, de 17 de janeiro de 1991;
Lei n.º 13.303 de 30 de junho de 2016;
Lei nº 14.293, de 4 de janeiro de 2022;
Portaria Interministerial MF/MAPA nº 38, de 9 de março de 2004.

2137 Fiscalização dos Estoques e das Operações de Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários

Constituição Federal, de 5 de outubro de 1988;
Decreto-Lei nº 79, de 19 de dezembro de 1966;
Lei n.º 8.029, de 12 de abril de 1990, art. 19;
Lei nº 8.171, de 17 de janeiro de 1991;
Lei n.º 13.303 de 30 de junho de 2016.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.
Instrução Normativa nº 57, de 10 de junho de 2021, da Secretaria de Gestão e Desempenho de Pessoal do Ministério da Economia.

21B9 Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais

Lei nº 8.171, de 17 de janeiro de 1991 - Dispõe sobre a política agrícola;
Lei nº 11.326, de 24 de julho de 2006
Lei da Agricultura Familiar;
Lei nº 13.019, de 31 de julho de 2014 - Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Lei nº 14.628, de 20 de julho de 2023 - Institui o Programa de Aquisição de Alimentos (PAA) e o Programa Cozinha Solidária; altera as Leis nºs 12.512, de 14 de outubro de 2011, e 14.133, de 1º de abril de 2021 (Lei de Licitações e Contratos Administrativos); e revoga dispositivos das Leis nºs 11.718, de 20 de junho de 2008, 11.775, de 17 de setembro de 2008, 12.512, de 14 de outubro de 2011, e 14.284, de 29 de dezembro de 2021;
e Decreto nº 11.476, de 06 de abril de 2023 – Regulamenta o Programa de Aquisição de Alimentos.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, Art. 37 - A administração pública direta e indireta de qualquer dos Poderes da União, dos Estados, do Distrito Federal e dos Municípios obedecerá aos princípios de legalidade, impessoalidade, moralidade, publicidade e eficiência;
Lei Nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade prestados por intermédio de agências de propaganda;
Lei nº 14.600, de 19 junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 - Dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018 - Disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018 - Disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.
4. Instrução normativa nº 1, de 20 de maio de 2020 - Disciplina a utilização de recursos de acessibilidade na publicidade, nos pronunciamentos e nos discursos oficiais dos órgãos e entidades do Poder Executivo Federal.

51101 Ministério do Esporte - Administração Direta

00R4 Contribuição à Agência Internacional Antidoping - WADA

Decreto nº 6.653, de 18 de novembro de 2008 - Promulga a Convenção Internacional contra o Doping nos Esportes, celebrada em Paris, em 19 de outubro de 2005.

00SL Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer

Constituição Federal de 1988 - art. 217;
Lei nº 8.069, de 13 de julho de 1990 - Estatuto da Criança e do Adolescente;
Lei nº 9.394, de 20 de dezembro de 1996 - Estabelece as diretrizes e bases da educação nacional;
Lei n° 9.615, de 24 de março de 1998, e alterações - arts. 2°, 3° e 7° (modificado pela Lei n° 10.672, de 15 de maio de 2003) - Dispõe sobre o desporto;
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Resoluções do Conselho Nacional de Esporte nº 05, de 14 de junho de 2005 e nº 10, de 7 de março de 2006.
Portaria nº 1.381, de 31 de julho de 2019 (Manual de Procedimentos para Implantação, Monitoramento e Gestão de Infraestrutura de Esporte relativas ao Programa e Ações no âmbito da Secretaria Especial do Esporte do Ministério da Cidadania).

00SM Apoio à Implantação de Infraestrutura de Excelência Esportiva

Constituição Federal de 1988, art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre o desporto;
Lei nº 12.395, de 16 de março de 2011 - Cria os Programas Atleta Pódio e Cidade Esportiva;
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12, inciso XVII, da Lei nº 15.080, de 30 de dezembro de 2024 (Lei de Diretrizes Orçamentárias de 2025 - LDO 2025);
Artigo 12, inciso XVIII, do PLDO 2026; e
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte.

09HW Concessão de Bolsa a Atletas

Constituição Federal de 1988, art. 217;
Lei nº 12.395, de 16 de março de 2011 (Cria os Programas Atleta Pódio e Cidade Esportiva);
Lei nº 14.597, de 14 de junho de 2023 (Institui a Lei Geral do Esporte);
Lei nº 14.614, 3 de julho de 2023 (Altera a Lei nº 14.597, de 14 de junho de 2023 (Lei Geral do Esporte), para garantir às atletas gestantes ou puérperas, no âmbito da Bolsa-Atleta, o respeito à maternidade e aos direitos que as protegem);
Decreto nº 5.342, de 14 de janeiro de 2005 (Regulamenta a Bolsa-Atleta);
Portaria nº 87, de 6 de dezembro de 2023 (Dispõe sobre o procedimento de concessão de bolsa no âmbito do Programa Bolsa-Atleta, categoria Atleta Pódio);
Portaria nº 5, de 17 de janeiro de 2024 (Dispõe sobre as fases do pleito, os procedimentos de inscrição, os critérios para indicação de eventos esportivos e os critérios objetivos para concessão da Bolsa-Atleta).

2000 Administração da Unidade

Ação Orçamentária / Base Legal

Constituição Federal de 1988;
Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Organização da Administração Federal; diretrizes para a Reforma Administrativa;
Lei nº 14.600 de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios.

20JO Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor

Constituição Federal de 1988 – artigos 6º e 217;
Lei nº 9.615, de 24 de março de 1998, e suas alterações - Institui normas gerais sobre o desporto;
Lei nº 10.671, de 15 de maio de 2003 - Estatuto de Defesa do Torcedor e alterações (Lei nº 12.299, de 27 de julho de 2010);
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 6.795, de 16 de março de 2009, que regulamenta o art. 23 da Lei nº 10.671, de 15 de maio de 2003 - Controle das condições sanitárias e de segurança dos estádios esportivos.
Decreto nº 8.642, de 19 de janeiro de 2016 - Autoridade Pública de Governança do Futebol - APFUT, criada pela Lei nº 13.155, 4 de agosto de 2015 e suas alterações (Decreto nº 10.093 de 06 de novembro de 2019);
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Decreto 11.458, de 30 de março de 2023, que institui a Estratégia Nacional para o Futebol Feminino;

20JP Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social

Constituição Federal de 1988 – artigos 6º e 217;
Lei nº 8.069, de 13 de julho de 1990 - Estatuto da Criança e do Adolescente;
Lei nº 9.394, de 20 de dezembro de 1996 - Diretrizes e Bases da Educação Nacional - LDB;
Lei nº 9.615, de 24 de março de 1998 - Normas gerais sobre o desporto (artigos 2º, 3º e 7º);
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Resolução CNE nº 5, de 14 de junho de 2005 – Aprova a Política Nacional de Esporte.
Resolução CNE nº 10, de 7 de março 2006 - Políticas Setoriais de Esporte de Alto Rendimento, de Esporte Educacional e de Esporte Recreativo e de Lazer;

20YA Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento

Constituição Federal de 1988, art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre o desporto e dá outras providências.
Lei nº 12.395, de 16 de março de 2011 - Cria os Programas Atleta Pódio e Cidade Esportiva;
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;

211Z Desenvolvimento e Execução da Política Nacional Antidopagem

Constituição Federal de 1988, art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre desporto e dá outras providências;
Lei nº 13.322, de 28 de julho de 2016 - Altera as Leis nºs 9.615, de 24 de março de 1998, que institui normas gerais sobre desporto, para dispor sobre o controle de dopagem, 12.780, de 9 de janeiro de 2013, que dispõe sobre medidas tributárias referentes à realização, no Brasil, dos Jogos Olímpicos de 2016 e dos Jogos Paralímpicos de 2016, 10.973, de 2 de dezembro de 2004, e 8.010, de 29 de março de 1990; e dá outras providências;
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 6.653, de 18 de novembro de 2008 - Promulga a Convenção Internacional contra o Doping nos Esportes, celebrada em Paris, em 19 de outubro de 2005;
Decreto nº 8.692, de 16 de março de 2016 - Regulamenta o controle de dopagem a que se refere a Lei nº 9.615, de 24 de março de 1998, que institui normas gerais sobre desporto;
Decreto nº 11.343, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Esporte e remaneja cargos em comissão e funções de confiança;
Portaria ABCD nº 1, de 16 de março de 2016 – Institui o Código Brasileiro Antidopagem;
Resolução CNE nº 59, de 10 de outubro de 2018 - Altera o Código Brasileiro Antidopagem – CBA.
Resolução nº 1, de 25 de abril de 2024 - Estabelece os procedimentos para certificação, credenciamento, forma de pagamento e gestão de qualidade dos oficiais de controle de dopagem e oficiais de coleta de sangue; Código Mundial Antidopagem (2021) - Court of Arbitration for Sport (CAS).

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, art. 12, inciso XXV.

216T Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira

Constituição Federal de 1988, art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre o desporto e dá outras providências;
Lei nº 12.395, de 16 de março de 2011 - Cria os Programas Atleta Pódio e Cidade Esportiva;
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte.

218F Gestão e Manutenção do Legado Olímpico e Paralímpico

Constituição Federal de 1988, art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre desporto;
Lei nº 12.395, de 16 de março de 2011 - Cria os Programas Atleta Pódio e Cidade Esportiva;
Lei nº 13.474, de 23 de agosto de 2017 - Transforma a Autoridade Pública Olímpica (APO) na Autoridade de Governança do Legado Olímpico (AGLO);
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Portaria ME nº 67, de 4 de abril de 2013 - Procedimentos para seleção de atletas no Programa Atleta Pódio; modelo e critérios gerais para a elaboração do Plano Esportivo;
Resolução CNE nº 5, de 14 de junho de 2005 – Aprova a Política Nacional de Esporte.
Resolução CNE nº 10, de 7 de março 2006 - Políticas Setoriais de Esporte de Alto Rendimento, de Esporte Educacional e de Esporte Recreativo e de Lazer.

21CK Promoção e Desenvolvimento do Paradesporto Nacional

Constituição Federal - art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre desporto;
Lei nº 13.146, de 06 de julho de 2015 - Institui a Lei Brasileira de Inclusão da Pessoa com Deficiência (Estatuto da Pessoa com Deficiência);
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Resolução CNE nº 5, de 14 de junho de 2005 - Aprova a Política Nacional do Esporte.

21FW Implementação do Sistema Nacional de Esporte

Constituição Federal de 1988, art. 217;
Lei nº 9.615, de 24 de março de 1998 - Institui normas gerais sobre desporto;
Lei nº 11.438, de 29 de dezembro de 2006 - Dispõe sobre incentivos e benefícios para fomentar as atividades de caráter desportivo e dá outras providências.
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Resolução CNE nº 5, de 14 de junho de 2005 – Aprova a Política Nacional de Esporte.

21HH Realização da Copa do Mundo de Futebol Feminino FIFA 2027

Constituição Federal de 1988 – artigos 6º e 217;
Lei nº 9.615, de 24 de março de 1998, e suas alterações - Institui normas gerais sobre o desporto;
Lei nº 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Decreto nº 11.343, de 1º de janeiro de 2023 - Estrutura Regimental do Ministério do Esporte;
Decreto 11.458, de 30 de março de 2023 - Institui a Estratégia Nacional para o Futebol Feminino.

21HI Apoio à Regulamentação da Exploração Comercial da Modalidade Lotérica de Apostas Quota Fixa e Jogos On-line

Constituição Federal de 1988, art. 6°;
Lei n° 13.756, de 12 de dezembro de 2018,
Lei n° 14.597, de 14 de junho de 2023 - Institui a Lei Geral do Esporte;
Lei n° 14.790, de 29 de dezembro de 2023 - Dispõe sobre a modalidade lotérica denominada apostas de quota fixa; altera as Leis n°s 5.768, de 20 de dezembro de 1971, e 13.756, de 12 de dezembro de 2018, e a Medida Provisória n° 2.158-35, de 24 de agosto de 2001; revoga dispositivos do Decreto-Lei n° 204, de 27 de fevereiro de 1967; e dá outras providências.;
Decreto 12.110/2024, de 11 de julho de 2024 - Altera o Decreto nº 11.343, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério do Esporte, remaneja e transforma cargos em comissão e funções de confiança.
Portaria SPA/MF N° 827, de 21 de maio de 2024; Portaria Interministerial MF/MESP/AGU N° MF n° 28/2024.

21IC Gestão e Operação do Disque Esporte

Art. 217 da CF/88
Lei nº 13.460/2017 - Lei sobre Participação, Proteção e Defesa do Direitos do Usuário dos Serviços Públicos da Administração Pública
Lei nº 14.597/2023 - Lei Geral do Esporte

21ID Formação Desportiva e Inclusão Social de Reeducandos Penais - Programa Pena Justa

- Constituição da República Federativa do Brasil (art. 1º, III; art. 5º, art. 6º, art. 217);
- Lei Geral do Esporte (art. 3º);
- Lei Execução Penal (art. 41, VI);
- Regras de Mandela (Exercício e esporte Regra 23);
- ADPF 347/ STF - HomologProcEstrutural. DJE divulgado em 11/11/2024, publicado em 12/11/2024.

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Decreto nº 9.991, de 2019, alterado pelo Decreto nº 10.506, de 2020, que institui a Política e as Diretrizes para o Desenvolvimento de Pessoal da administração pública federal direta, autárquica e fundacional, e regulamenta dispositivos da Lei nº 8.112, de 1990.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Lei nº 4.680, de 18 junho de 1965 - Dispõe sobre o exercício da profissão de Publicitário;
Lei nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.982, de 20 de agosto de 2019;
Portaria do Ministério das Comunicações nº 3.948, de 26 de outubro de 2021;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

52101 Ministério da Defesa - Administração Direta

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 11.337, de 1º de janeiro de 2023 – Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das gratificações do Ministério da Defesa, e remaneja cargos em comissão, funções de confiança e gratificações.

123J Aquisição de Helicópteros para Emprego das Forças Armadas

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 09 de junho de 1999 e suas alterações; Decreto nº 6.011, de 05 de janeiro de 2007; e Decreto nº 6.703, de 18 de dezembro de 2008 (Estratégia Nacional de Defesa).

147F Implantação de Sistema de Defesa Cibernética para a Defesa Nacional

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei Complementar nº 136, de 25 de agosto de 2010; Lei nº 13.502, de 1 de novembro de 2017; Lei nº 13.884, de 18 de junho de 2019; Decreto nº 9.570, de 20 de novembro de 2018 e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa; Diretriz Ministerial nº 014/2009 de 9 de novembro de 2009 – Integração e Coordenação dos Setores Estratégicos da Defesa e Lei nº 8.745 de 9 de dezembro de 1993; Portaria Normativa nº 3.389/MD, de 21 de dezembro de 2012 - Política Cibernética de Defesa; Portaria Normativa nº 3.010/MD, de 18 de novembro de 2014 – Doutrina Militar de Defesa Cibernética; Portaria Normativa nº 84/GM-MD, de 15 de setembro de 2020 – Doutrina de Operações Conjuntas; Portaria nº 3.781/GM-MD, de 17 de novembro de 2020 – Criação do Sistema Militar de Defesa Cibernética, Portaria nº 1.478/CEx, de 22 de fevereiro de 2021 – Diretriz Estratégica Organizadora do Sistema de Defesa Cibernética do Exército.

151S Implantação e Desenvolvimento do Programa Estratégico de Sistemas Espaciais (PESE)

Constituição Federal de 1988, Art 142; Decreto nº 6.703, de 18 de dezembro de 2008; Decreto nº 2.295, de 04 de agosto de 1997; Decreto nº 9.637, de 2018; Decreto nº 10.641, de 02 de março de 2021; DCA 400-6/2007, aprovada pela Portaria 129/GC4, de 05 de março de 2007; Portaria nº 764/MD, de 27 de dezembro de 2002 "Política e Diretrizes de Compensação Comercial, Industrial e Tecnológica do Ministério da Defesa"; e ICA 360-1 "Preceitos para a Negociação de Acordos de Compensação Comercial, Industrial e Tecnológica na Aeronáutica", aprovada pela Portaria 393/GC4, de 20 de março de 2020; Lei nº 12.593, de 18 de janeiro de 2012; PCA 358-1 Programa Estratégico de Sistemas Espaciais, aprovado pela Portaria 31/3SC3, de 31 de agosto de 2012, publicado nº BCA 175, de 12 de setembro de 2012; Portaria Normativa 41/GM-MD, de 30 de julho de 2018.

15W4 Aquisição de Helicópteros Leves (Projeto TH-X)

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 09 de junho de 1999, e suas alterações; Decreto nº 6.011, de 05 de janeiro de 2007; e Decreto nº 6.703, de 18 de dezembro de 2008 (Estratégia Nacional de Defesa).

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967; Lei 13.844 de 18 de junho de 2019; Decreto nº 11.337, de 1º de janeiro de 2023 – Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das gratificações do Ministério da Defesa, e remaneja cargos em comissão, funções de confiança e gratificações. E determina que ficam revogados os seguintes dispositivos do Decreto nº 10.998, de 15 de março de 2022: I - os art. 1º a art. 7º; e II - os Anexo I a V.

20T4 Atividades do Centro de Apoio a Sistemas Logísticos de Defesa

Constituição Federal de 1988, art. 142; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei nº 12.598, de 21 de março de 2012, alterada pela Lei nº 14.459, de 25 de outubro de 2022; Decreto nº 7.970, de 28 de março de 2013, alterado pelo Decreto nº 9.857, de 25 de junho de 2019; e Decreto nº 11.337, de 1º de janeiro de 2023.

20X1 Participação brasileira em operações de paz e segurança internacionais

Incisos III, IV, VI e VII do art. 4º da Constituição Federal de 1988; Inciso II do art. 15 da Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações; Capítulos 4, 5, 6 e 7 do Decreto nº 5.484, de 30 de junho de 2005, e suas alterações; art. 1º da Lei nº 2.953/1956; Portaria Normativa nº 12/MD, de 14 de fevereiro de 2019, Decreto Legislativo nº 179, de 14 dezembro de 2018 - Aprova PND, END e LBDN; e Decreto nº 11.337, de 1º de janeiro de 2023.

20X3 Mobilização e Logística para a Defesa Nacional

Constituição da República Federativa do Brasil de 1988, Art. 22, Incisos III e XXVIII, e Art. 84, Inciso XIX; Lei nº 11.631, de 27 de

Ação Orçamentária / Base Legal

dezembro de 2007; Decreto nº 6.592, de 2 de outubro de 2008; e Decreto nº 7.294, de 6 de setembro de 2010.

20X4 Manutenção e aprimoramento do Centro Gestor e Operacional do Sistema de Proteção da Amazônia – CENSIPAM

Decreto nº 11.337, de 1º de janeiro de 2023.

20X5 Operações de Comando e Controle da Defesa Nacional

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações; Decreto Nº 9.637, de 26 de dezembro de 2018; Decreto nº 6.703, de 18 de dezembro de 2008; Portaria Normativa nº 12/MD, de 14 de fevereiro de 2019; Decreto Legislativo Nº 179, de 14 de dezembro de 2018 – Atualiza PND, END e LBD.

20X6 Adequação e Manutenção de Unidades Militares para a Soberania e Integridade Nacional na Região do Calha Norte

CF, art. 142; Lei Complementar nº 97, de 9 de junho de 1999; Lei 13.249, de 13 de janeiro de 2016, Exposição de motivos/PR nº 770 de 19/12/1985 e Exposição de motivos nº 00502/MD de 15 de dezembro de 2015.

20X7 Emprego Conjunto ou Combinado das Forças Armadas

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações; Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa; Decreto Legislativo Nº 373, de 2013; Decreto nº 10.998, de 15 de março de 2022; Decreto nº 11.337, de 1º de janeiro de 2023; Portaria Normativa nº 12/GM-MD, de 14 de fevereiro de 2019 - Regimento Interno do MD.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Resolução nº 1 de 2015 do Comitê Gestor do Programa Interministerial de Implantação e Manutenção da Rede Nacional para Ensino e Pesquisa.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990, e art. 8º, inciso III, alinea f, da Lei 5.809, de 10 de outubro de 1972.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Constituição Federal de 1988, art. 37. Lei nº 14.600, de 19 de junho de 2023, art. 50, §2º. Decreto n.° 7.579, de 11 de outubro de 2011.

218X Operações de Garantia da Lei e da Ordem

Constituição Federal de 1988, art. 142, caput e § 1º; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações; Portaria Normativa nº 12/GM-MD, de 14 de fevereiro de 2019 - Regimento Interno do MD; Decreto nº 3.897, de 24 de agosto de 2001; Decreto nº 10.998, de 15 de março de 2022; Decreto nº 11.337, de 1º de janeiro de 2023.

219C Acolhimento humanitário e interiorização de migrantes em situação de vulnerabilidade e fortalecimento do controle de fronteiras

Constituição Federal de 1988 (Art. 142, caput); Lei Complementar nº 97, de 9 de junho de 1999 (Capítulos V e VI); Lei nº 13.684, de 21 de junho de 2018, Decreto nº 6.703, de 18 de dezembro de 2008 (Estratégia Nacional de Defesa); Decreto nº 9.285, de 15 de fevereiro de 2018; e Decreto nº 10.917, de 29 de dezembro de 2021

219W Integração dos Sistemas de Comunicações de Defesa

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações; Decreto Nº 9.637, de 26 de dezembro de 2018; Decreto nº 6.703, de 18 de dezembro de 2008; Portaria Normativa nº 12/MD, de 14 de fevereiro de 2019; Decreto Legislativo Nº 179, de 14 de dezembro de 2018 – Atualiza PND, END e LBDN.

219Z Conservação e Recuperação do Patrimônio da União

Constituição Federal, Art. 142. Lei nº 14.791, de 29 de dezembro de 2023 (LDO/2024). Lei nº 14.600, de 19 de junho de 2023, Art.24.

21BI Difusão do Conhecimento sobre Defesa Nacional à Sociedade Brasileira e Interação do Ensino Militar

- Lei nº 9.394, de 20 de dezembro de 1996, Lei de Diretrizes e Bases da Educação Nacional – LDBEN;
- Lei de Ensino da Marinha do Brasil: Lei nº 11.279, de 9 de fevereiro de 2006, regulamentada pelo Decreto nº 6.883, de 25 de junho de 2009;
- Lei de Ensino do Exército Brasileiro: Lei nº 9.786, de 8 de fevereiro de 1999, regulamentada pelo Decreto nº 3.182, de 23 de setembro de 1999, alterado pelo Decreto nº 9.171, de 17 de outubro de 2017;
- Lei de Ensino da Força Aérea Brasileira: Lei nº 12.464, de 4 de agosto de 2011;
- Decreto nº 11.337, de 1º de janeiro de 2023, Art. 31;
- Decreto Legislativo n° 61, de 23 de maio de 2024 (Política Nacional de Defesa e Estratégia Nacional de Defesa);
- Resolução nº 2/CONSUG/MD, de 25 de novembro de 2019;
- Plano Nacional de Pós-Graduação - PNPG, relativo ao período 2011-2020 e 2021-2030;
- Portaria nº 1.381, de 4 de setembro de 2019, aprova a Diretriz para Preservação das Tradições das Organizações Militares do Exército Brasileiro (EB-10-D20.007);
- Portaria-EME/CEx nº 743, de 27 de maio de 2022, aprova as Normas para a Preservação e Difusão do Patrimônio Cultural do Exército Brasileiro - Edição 02 (2022);
- Portaria nº 167-DECEx, de 12 de setembro de 2016, aprova as Normas para Elaboração, Aprovação e Execução de Projetos Culturais de Interesse do Exército (EB60-N10.001), 1a Edição, 2016;
- Normas para Gestão de Bens Culturais da Marinha do Brasil – SGM-501, 5ª revisão, de 14 de janeiro de 2021;
- Portaria INCAER n° 13/DIR, de 25 de agosto de 2014, aprova a edição do Manual relativo ao Thesaurus do Patrimônio Cultural do Comando da Aeronáutica; e
- Portaria INCAER N° 28/SPCM, DE 17 DE AGOSTO DE 2016, aprova a reedição da Instrução que dispõe sobre a preservação do patrimônio cultural do Comando da Aeronáutica.

21BJ Desenvolvimento do Desporto e Paradesporto Nacional e Militar

a. Art. 217 da Constituição Federal de 1988 – fomento das práticas desportivas formais e não-formais;
b. Lei nº 9.615, de 24 de março de 1998 – institui normas gerais sobre desporto;
c. Lei Complementar nº 97, de 09 de junho de 1999 - Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas;
d. Portaria Normativa nº 71/GM-MD, de 14 de agosto de 2019 – dispõe sobre o serviço militar temporário (SMT) prestado por voluntários com habilitação em desporto de alto rendimento para o Programa de Incorporação de Atletas de Alto Rendimento das Forças Armadas (PAAR);
e. Portaria Normativa nº 107/GM-MD, de 02 de dezembro de 2019 - Dispõe sobre as normas e procedimentos para os eventos esportivos das Forças Armadas;
f. Decreto nº 11.337, de 1º de janeiro de 2023 – Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das gratificações do Ministério da Defesa, e remaneja cargos em comissão, funções de confiança e gratificações;
g. Acordo de Cooperação/MD-CPB/Nº 001/2023, de 4 de abril de 2023 – Acordo de cooperação que entre si celebram o Ministério da Defesa (MD) e o Comitê Paralímpico Brasileiro (CPB);
h. Decreto nº 7984, de 8 de abril de 2013 – Regulamenta a Lei nº 9.615, de 24 de março de 1998, que institui normas gerais sobre desporto, e a Lei nº 13.756, de 12 de dezembro de 2018, quanto à destinação de recursos de loterias às entidades desportivas; e
i. Decreto nº 11.579, de 27 de junho de 2023 – Altera o Decreto nº 11.337, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das gratificações do Ministério da Defesa, e remaneja e transforma cargos em comissão, funções de confiança e gratificações.

21BK Manutenção das estruturas do Programa Estratégico de Sistemas Espaciais

Constituição Federal de 1988, Art 142; Decreto nº 6.703, de 18 de dezembro de 2008; Decreto nº 2.295, de 04 de agosto de 1997; Decreto nº 9.637, de 2018; DCA 400-6/2007, aprovada pela Portaria 129/GC4, de 05 de março de 2007; Portaria nº 764/MD, de 27 de dezembro de 2002 "Política e Diretrizes de Compensação Comercial, Industrial e Tecnológica do Ministério da Defesa"; e ICA 360-1 "Preceitos para a Negociação de Acordos de Compensação Comercial, Industrial e Tecnológica na Aeronáutica", aprovada pela Portaria 1397/GC4, de 13 de dezembro de 2005; Lei nº 12.593, de 18 de janeiro de 2012; PCA 358-1 Programa Estratégico de Sistemas Espaciais, aprovado pela Portaria 31/3SC3, de 31 de agosto de 2012, Publicado nº BCA 175, de 12 de setembro de 2012; Portaria Normativa 41/GM-MD, de 30 julho 2018.

21E7 Manutenção da Capacidade Operacional dos Meios Aéreos das Forças Armadas

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei nº 12.598, de 21 de março de 2012 e suas alterações, cumulado com a Instrução Normativa SEORI/SG-MD nº 3, de 7 de março de 2024, Art. 3º, Inciso III.

21EM Emprego das Forças Armadas e do Centro Gestor e Operacional do Sistema de Proteção da Amazônia em Apoio a Ações em Terras Indígenas

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações, e a Arguição de Descumprimento de Preceito Fundamental - ADPF nº 709/2020.

21GO Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, Lei nº 10.973, de 2 de dezembro de 2004; Lei nº 13.243, de 11 de janeiro de 2016; Decreto nº 9.283, de 7 de fevereiro de 2018; Decreto nº 10.534, de 28 de outubro de 2020, e suas alterações.

21I7 Apoio à Participação nos Jogos Mundiais Militares do Conselho Internacional dos Esportes Militares

a) Art. 217 da Constituição Federal de 1988 – fomento das práticas desportivas formais e não formais;
b) Lei nº 9.615, de 24 de março de 1998 – institui normas gerais sobre desporto;
c) Lei Complementar nº 97, de 09 de junho de 1999 – Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas;
d) Portaria Normativa nº 71/GM-MD, de 14 de agosto de 2019 – dispõe sobre o serviço militar temporário (SMT) prestado por voluntários com habilitação em desporto de alto rendimento para o Programa de Incorporação de Atletas de Alto Rendimento das Forças Armadas (PAAR);
e) Portaria Normativa nº 107/GM-MD, de 02 de dezembro de 2019 – Dispõe sobre as normas e procedimentos para os eventos esportivos das Forças Armadas;
f) Decreto nº 11.337, de 1º de janeiro de 2023 – Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das gratificações do Ministério da Defesa, e remaneja cargos em comissão, funções de confiança e gratificações;
g) Acordo de Cooperação/MD-CPB/Nº 001/2023, de 4 de abril de 2023 – Acordo de cooperação que entre si celebram o Ministério da Defesa (MD) e o Comitê Paralímpico Brasileiro (CPB);
h) Decreto nº 7984, de 8 de abril de 2013 – Regulamenta a Lei nº 9.615, de 24 de março de 1998, que institui normas gerais sobre desporto, e a Lei nº13.756, de 12 de dezembro de 2018, quanto à destinação de recursos de loterias às entidades desportivas; e
i) Decreto nº 11.579, de 27 de junho de 2023 – Altera o Decreto nº 11.337, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão, das Funções de Confiança e das gratificações do Ministério da Defesa, e remaneja e transforma cargos em comissão, funções de confiança e gratificações, e regulamentações afetas.

21I8 Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional

- Decreto nº 9.848, de 25 de junho de 2019 - dispõe sobre o Comitê de Orientação e Supervisão do Projeto Rondon;
- Decreto Presidencial nº 10.085, de 05 de novembro de 2019 - Dispõe sobre o Programa Forças no Esporte - Programa Segundo Tempo (PROFESP-PST) e o Projeto João do Pulo (PJP);
- Portaria GM-MD n° 3.684, de 05 de julho de 2022 - Dispõe sobre o Projeto Soldado Cidadão que operacionaliza as ações da Atividade 6557 – Formação Cívico-Profissional de Jovens em Serviço Militar (Soldado Cidadão); e
- Portaria GM-MD n° 4.580, de 26 de agosto de 2022 – Aprova a Diretriz Estratégico Operacional do Projeto Rondon no âmbito do Ministério da Defesa.

21I9 Manutenção do Sistema Militar de Defesa Cibernética para a Defesa Nacional

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei Complementar nº 136, de 25 de agosto de 2010; Lei nº 13.502, de 1 de novembro de 2017; Lei nº 13.884, de 18 de junho de 2019; Decreto nº 9.570, de 20 de novembro de 2018 e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa; Diretriz Ministerial nº 014/2009 de 9 de novembro de 2009 – Integração e Coordenação dos Setores Estratégicos da Defesa e Lei nº 8.745 de 9 de dezembro de 1993; Portaria Normativa nº 3.389/MD, de 21 de dezembro de 2012 - Política Cibernética de Defesa; Portaria Normativa nº 3.010/MD, de 18 de novembro de 2014 – Doutrina Militar de Defesa Cibernética; Portaria Normativa nº 84/GM-MD, de 15 de setembro de 2020 – Doutrina de Operações Conjuntas; Portaria nº 3.781/GM-MD, de 17 de novembro de 2020 – Criação do Sistema Militar de Defesa Cibernética, Portaria nº 1.478/CEx, de 22 de fevereiro de 2021 – Diretriz Estratégica Organizadora do Sistema de Defesa Cibernética do Exército.

2866 Ações de Caráter Sigiloso

Caput do Artigo 142 da Constituição Federal de 1988; Lei Complementar nº 97, de 09 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei Complementar Nº 136 de 25 de agosto de 2010; Portaria Normativa GM/MD nº 1.079, de 02 de março de 2021; e Decreto nº 11.337, de 2023.

2B28 Apoio ao desenvolvimento de tecnologias de interesse da Defesa Nacional

Leis Complementares nºs 97 e 117; Portaria normativa nº 2624/MD, de 7 de dezembro de 2015, que aprova a Política Setorial de Defesa; Decreto nº 7.974, de 2013, que estabelece a competência do Ministério da Defesa para, por intermédio do Departamento de Ciência e Tecnologia Industrial da Secretaria de Produtos de Defesa (SEPROD/DECTI), fomentar e acompanhar o desenvolvimento, industrialização e produção de novos produtos e de tecnologia na área de defesa; Portaria Normativa Nº 12/MD de 14 de fevereiro de 2019, que aprova os regimentos internos dos órgãos integrantes da estrutura organizacional do MD.

2D55 Implementação de Política, Estratégia e Assuntos Internacionais na Área de Defesa

Lei Complementar nº 97, de 1999, Decreto nº 11.337, de 1º de janeiro de 2023, e Decreto Legislativo nº 373, de 2013, que aprova a Política Nacional de Defesa, a Estratégia Nacional de Defesa e o Livro Branco de Defesa Nacional.

52111 Comando da Aeronáutica

00PP Integralização do Capital Social Inicial da Empresa de Projetos Aeroespaciais do Brasil S.A. - ALADA

Lei nº 6.404, de 15 de dezembro de 1976.

0284 Amortização e Encargos de Financiamento da Dívida Contratual Externa

Constituição Federal/1988, Artigo 52,
Incisos V e VII. Resolução de Senado Federal Nº 50/1993

14T0 Aquisição de Aeronaves de Caça e Sistemas Afins - Projeto FX-2

Art. 142, Caput, da Constituição Federal; Lei Complementar nº 97, de 09/06/99; Lei Complementar nº 117, de 02/09/2004; Decreto 6.601/2008; Decreto 6.703/2008; Diretriz do Comando da Aeronáutica nº 400-6/2007, aprovada pela Portaria nº 129/GC4, de 05 de março de 2007; Lei nº 13.971, de 27 de dezembro de 2019.

14XJ Aquisição de Cargueiro Tático Militar de 10 a 20 Toneladas - Projeto KC-390

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 09 de junho de 1999 e suas alterações; Lei nº 13.971, de 27 de dezembro de 2019; Lei 12.598, de 22 de março de 2012 e suas alterações; Diretriz do Comando da Aeronáutica (DCA 400-6/2007), aprovada pela Portaria nº 129/GC4, de 05 de março de 2007 e Plano Estratégico Militar da Aeronáutica 2010-2031 (PCA 11-47/2010), aprovado pela Portaria nº C-15/GC3, de 09 de setembro de 2010.

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967; Lei 13.844 de 18 de junho de 2019.

Ação Orçamentária / Base Legal

20IH Modernização e Revitalização de Aeronaves e Sistemas Embarcados

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 2 de setembro de 2004; Lei nº 12.598, de 22 de março de 2012 e suas alterações e Lei nº 13.971, de 27 de dezembro de 2019.

20T4 Atividades do Centro de Apoio a Sistemas Logísticos de Defesa

Constituição Federal de 1988, art. 142; Lei Complementar nº 97, de 9 de junho de 1999; Lei 14.600, de 19 de junho de 2023 ; Lei Complementar nº 136, de 25 de agosto de 2010; Lei nº 12.598, de 21 de março de 2012; Decreto nº 7.970, de 28 de março de 2013; e Decreto nº 11.337, de 1º de janeiro de 2023.

212O Movimentação de Militares

Lei nº 5.809 de 10/10/1972; Decreto nº 71.733 de 18/01/1973; Medida Provisória nº 2.215-10 de 31/08/2001, art. 2º; Decreto nº 4.307 de 18/07/2002.

217W Operação de Sistemas Espaciais de Observação da Terra

Constituição Federal de 1988, Art. 142; Decreto nº 6.703, de 18 de dezembro de 2008; Decreto nº 2.295, de 04 de agosto de 1997; DCA 400-6/2007, aprovada pela Portaria 129/GC4, de 05 de março de 2007; Portaria nº 764/MD, de 27 de dezembro de 2002 "Política e Diretrizes de Compensação Comercial, Industrial e Tecnológica do Ministério da Defesa"; e ICA 360-1 "Preceitos para a Negociação de Acordos de Compensação Comercial, Industrial e Tecnológica na Aeronáutica", aprovada pela Portaria 1397/GC4, de 13 de dezembro de 2005; ; PCA 358-1 Programa Estratégico de Sistemas Espaciais, aprovado pela Portaria 31/3SC3, de 31 de agosto de 2012, Publicado no BCA nº 175, de 12 de setembro de 2012.; Decreto-Lei nº 1.177, de 21 de junho de 1971, regulamentado pelo Decreto nº 2.278, de 17 de julho de 1997 e Portaria Normativa 953/MD, de 16 de abril de 2014.

219D Adequação de Ativos de Infraestrutura das Organizações Militares

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 13.502, de 1 de novembro de 2017; Decreto nº 4.735, de 11 de junho de 2003 e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei nº 8.745, de 9 de dezembro de 1993.

2865 Suprimento de Fardamento

Constituição Federal, art. 142; Lei Complementar nº 97, de 9 de junho de 1999; Lei nº 6.880, de 9 de dezembro de 1980, art. 50; Lei nº 13.971, de 27 de dezembro de 2019; Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º e Decreto nº 4.307, de 18 de julho de 2002, arts. 61 a 64.

2866 Ações de Caráter Sigiloso

Caput do Artigo 142 da Constituição Federal de 1988; Lei Complementar nº 97, de 09 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei Complementar Nº 136 de 25 de agosto de 2010; Portaria Normativa nº 1.082/MD, de 12 de setembro de 2005, alterada pelas Portarias Normativas nº 1.075/MD, de 22 de agosto de 2007, e nº 658/MD, de 23 de abril de 2008.

52121 Comando do Exército

13DB Aquisição de Sistemas de Artilharia Antiaérea

- Constituição Federal, de 5 de outubro de 1988, art. 142, caput.
- Lei Complementar nº 97, de 9 de junho de 1999 – Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas.
- Lei Complementar nº 117 de 2 de setembro de 2004.
- Lei nº 8.745, de 9 de dezembro de 1993.
- Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa (END)
- Decreto Legislativo nº 179, de 2018 – Aprova a Política Nacional de Defesa (PND), a Estratégia Nacional de Defesa (END) e o Livro Branco de Defesa Nacional (LBDN)
- Decreto nº 11.337, de 2023
- LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

147F Implantação de Sistema de Defesa Cibernética para a Defesa Nacional

- Constituição da República Federativa do Brasil, de 5 de outubro de 1988.
- Lei Complementar nº 117, de 02 de setembro de 2004, que dispõe sobre Normas Gerais para a Organização, o Preparo e o Emprego das Forças Armadas.
- Decreto nº 10.222, de 5 de fevereiro de 2020 – Aprova a Estratégia Nacional de Segurança Cibernética (E-Ciber).
- Decreto 11.856, de 26 de dezembro de 2023 – Institui a Política Nacional de Cibersegurança e o Comitê Nacional de Cibersegurança.
- Portaria nº 483-Cmt Ex, de 20 de setembro de 2001, que aprova as Instruções Gerais de Segurança da Informação para o Exército Brasileiro (IG 20-19).
- Portaria nº 741-Cmt Ex, de 13 de dezembro de 2002, que aprova a Diretriz Estratégica de C&T.
- Portaria nº 089-Cmt Ex, de 5 de março de 2004, que aprova a Política de Informação do Exército.
- Portaria nº 003-Res/C Ex, de 29 de junho de 2009, que institui o Setor Cibernético no Exército Brasileiro.
- Portaria nº 004-Res/C Ex, de 22 de junho de 2010, que aprova a Diretriz de Implantação do Setor Cibernético no Exército Brasileiro.
- Portaria nº 666 - Cmt Ex, de 04 de agosto de 2010, que cria o Centro de Defesa Cibernética do Exército.
- Portaria nº 005-Res/C Ex, de 24 de agosto de 2011, que aprova as Declarações de Escopo do Projeto de Implantação do Setor Cibernético.
- Portaria Normativa nº 3.383/MD, de 21 de dezembro de 2012, que orienta, no âmbito do Ministério da Defesa, as atividades de Defesa cibernética no nível estratégico, e de Guerra Cibernética, nos níveis operacional e Tático.
- Portaria no 309-EME, de 23 de dezembro de 2014, que aprova o Catálogo de Capacidades do Exército (EB20-C-07.001).
- Portaria nº 001-Cmt Ex, de 02 de janeiro de 2015, que cria o Comando de Defesa Cibernética.
- Portaria nº 214-EME, de 7 de junho de 2016, que aprova o Manual Técnico EB 20-MT-11.003 - Gestão de Indicadores de Desempenho.
- Portaria nº 236-EME, de 6 de junho de 2017, que aprova a Diretriz para Racionalização da Defesa Cibernética (EB20-D-02.004).
- Portaria Nº 292-EME, de 2 de outubro de 2019, que aprova o Manual Técnico da Metodologia do Processo de Gestão de Riscos do Exército Brasileiro (EB20-MT-02.001).
- Portaria Nº 330-EME, de 4 de novembro de 2019, que aprova as Normas para Elaboração, Gerenciamento e Acompanhamento de Custos do Portfólio, dos Programas e dos Projetos Estratégicos do Exército Brasileiro (EB20-N-08.002).
- Portaria nº 395-EME, de 17 de dezembro de 2019, que aprova a Diretriz para a Redução do Efetivo do Exército Brasileiro (EB20-D-01.003).
- Portaria nº 1.478-C Ex - Cmt Ex, de 21 de janeiro de 2021, que aprova a Diretriz Estratégica Organizadora do Sistema de Defesa Cibernética do Exército Brasileiro (EB 10-D-01.019)
- Portaria – EME/C Ex Nº 708, de 20 de abril de 2022- Nomeia os gestores responsáveis pelas Ações Orçamentárias e Planos Orçamentários do Comando do Exército constantes da Lei Orçamentária Anual e define suas atribuições.
- Portaria – C Ex nº 1.885-, de 5 de dezembro de 2022, que aprova as Instruções Gerais do Ciclo de Vida dos Sistemas e Materiais de Emprego Militar – 2ª Edição (EB10-IG-01.018).
- Portaria – EME/C Ex nº 879-EME, de 30 de dezembro de 2022, que aprova uma Diretriz Complementar a Portaria nº 395-EME, de 17 de dezembro de 2019
- Portaria – EME/C Ex nº 879-EME, de 30 de dezembro de 2022, que aprova a Diretriz Complementar (EB20-D-01.088) à Portaria nº 395-EME, de 17 de dezembro de 2019, que aprova a Diretriz para a Redução do Efetivo do Exército Brasileiro (EB20-D-01.003).
- Portaria do EME/C Ex Nº 971, de 10 de fevereiro de 2023 - Aprova o Manual de Fundamentos Conceito Operacional do Exército Brasileiro – Operações de Convergência 2040 (EB20-MF-07.101), 1ª Edição, 2023.
- Portaria do EME/C Ex nº 1037, de 26 de maio de 2023 - Aprova a Diretriz de Atualização do Prg EE Def Ciber (EB20-D-02.025).
- Portaria EME/C Ex nº 1.180-EME, de 30 de outubro de 2023, que aprova as Normas para Elaboração, Gerenciamento e Acompanhamento de Projetos no Exército Brasileiro (EB20-N-08.001), 3ª Edição, 2023 e dá outras providências.
- Portaria nº 2.132-Cmt Ex, de 6 de dezembro de 2023, que aprova as Normas para Elaboração, Gerenciamento e Acompanhamento do Portfólio e dos Programas Estratégicos do Exército Brasileiro – NEGAPORT-EB (EB10-N-01.004), 2ª Edição, 2023.
- Portaria – EME/C Ex Nº 1210, de 12 de dezembro de 2023- Altera o Anexo à Portaria – EME/C Ex nº 708, de 20 de abril de 2022, que nomeia os gestores responsáveis pelas Ações Orçamentárias e Planos Orçamentários do Comando do Exército constantes da Lei Orçamentária Anual e define suas atribuições.
- INSTRUÇÃO NORMATIVA Nº 1, DE 27 DE MAIO DE 2020 Dispõe sobre a Estrutura de Gestão da Segurança da Informação nos órgãos e nas entidades da administração pública federal.

14LW Implantação do Sistema de Defesa Estratégico ASTROS

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 2 de setembro de 2004;
Lei Complementar nº 136, de 25 de agosto de 2010;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa;
Lei nº 8.745 de 9 de dezembro de 1993; e
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

14T4 Implantação do Projeto Forças Blindadas

Constituição Federal de 1988, art. 142, caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 4.735, de 11 de junho de 2003 e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa. Lei nº 11.317, de 05/07/2008;
Lei nº 8.745 de 9 de dezembro de 1993; e
LEI Nº 14.600, DE 19 DE JUNHO DE 2023

14T5 Implantação do Sistema Integrado de Monitoramento de Fronteiras - SISFRON

- Decreto nº 8.903, de 16 de novembro de 2016 - Institui o Programa de Proteção Integrada de Fronteiras e organiza a atuação de unidades da administração pública federal para sua execução;
- Decreto Legislativo nº 373, de 25 de setembro de 2013 - Aprova a Política Nacional de Defesa, a Estratégia Nacional de Defesa e o Livro Branco de Defesa Nacional;
- Decreto nº 85.064, de 26 de Agosto de 1980 - Regulamenta a Lei nº 6.634, de 02 de maio de 1979, que dispõe sobre a Faixa de Fronteira; e Lei nº 6.634, de 2 de maio de 1979 - Dispõe sobre a Faixa de Fronteira, altera o Decreto-lei nº 1.135, de 3 de dezembro de 1970, e dá outras providências;

156M Modernização e Transformação Estratégica e Operacional do Exército Brasileiro

- Constituição Federal Brasileira de 1988, Art 142;
- Lei Complementar nº 97/99;
- Lei Complementar nº 117, de 02 de setembro de 2004;
- Lei nº 8.745, de 09 de dezembro de 1993;
- Decreto nº 4.828, de 03 de setembro de 2003;
- Decreto nº 5.484, de 30 de junho de 2005;
- Decreto 6.513, de 22 de julho de 2008;
- Decreto nº 6.703, de 18 de dezembro de 2008.
- Plano Estratégico do Exército 2024/2027 (PEEx);
- e LEI nº 14.600, DE 19 de junho de 2023.

15W6 Implantação do Programa Estratégico do Exército LUCERNA (Prg EE LUCERNA)

- Constituição Federal, de 5 de outubro de 1988.
- Emenda Constitucional nº 95/2016 - Institui o Novo Regime Fiscal no âmbito dos Orçamentos Fiscal e da Seguridade Social da União por 20 exercícios financeiros.
- Lei nº 9.883, de 7 de dezembro de 1999 - Institui o Sistema Brasileiro de Inteligência, cria a Agência Brasileira de Inteligência - ABIN, e dá outras providências.
- Lei Complementar nº 97, de 9 de junho de 1999 - Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas.
- Lei Complementar nº 117 de 2 de setembro de 2004 - Altera a Lei Complementar nº 97, de 9 de junho de 1999 - Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas, para estabelecer novas atribuições subsidiárias.
- Lei Complementar nº 136, de 25 de agosto de 2010 - Altera a Lei Complementar nº 97, de 9 de junho de 1999 - Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas, para criar o Estado-Maior Conjunto das Forças Armadas e disciplinar as atribuições do Ministro de Estado da Defesa.
- Decreto nº 373, de 25 de setembro de 2013 - Aprova a Política Nacional de Defesa (PND), a Estratégia Nacional de Defesa (END) e o Livro Branco de Defesa Nacional (LBDN).
- Portaria nº 346-C Ex, de 29 de maio de 2007 - Aprova a Diretriz para o Reaparelhamento do Exército.
- Portaria nº 508-C Ex, de 25 de junho de 2013 - Aprova as Instruções Gerais do Ciclo de Vida de Software (EB10-IG-01.006).
- Portaria nº 100-EME, de 21 de maio de 2014 - Aprova a Diretriz de Implantação do Projeto LUCERNA.
- Portaria nº 031-EME, de 23 de fevereiro de 2015 - Aprova o Manual de Fundamentos Inteligência Militar Terrestre (EB20-MF-10.107).
- Portaria nº 233-C Ex, de 15 de março de 2016 - Aprova as Instruções Gerais para a Gestão do Ciclo de Vida dos Sistemas e Materiais de Emprego Militar (EB10-IG-01.018).
- Portaria nº 272-EME, de 12 de julho de 2017 - Aprova a Diretriz de Iniciação do Programa Estratégico do Exército LUCERNA e constitui a equipe que confeccionará o Estudo de Viabilidade do Programa.
- Portaria nº 330-EME, de 4 de novembro de 2019 - Aprova as Normas para Elaboração, Gerenciamento e Acompanhamento de Custos do Portfólio, dos Programas e dos Projetos Estratégicos do Exército Brasileiro (EB20-N-08.002)
- Portaria nº 253-C Ex, de 4 de março de 2020 - Aprova a Diretriz Estratégica Organizadora do Sistema de Imagens e Informações Geográficas do Exército (EB10-D-01.014) e dá outras providências.
- Portaria nº 254-C Ex, de 4 de março de 2020 - Aprova as Normas para Gestão do Pessoal do Sistema de Inteligência do Exército (NGPSIEx) (EB10-N-01.008), 1ª Edição, 2020.
- Portaria nº 255-C Ex, de 4 de março de 2020 - Aprova a Diretriz Estratégica Organizadora do Sistema de Informações Operacionais Terrestres (EB10-D-01.010).
- Portaria nº 097-EME, de 18 de maio de 2020 - Aprova a inclusão do Anexo J às Normas para Elaboração, Gerenciamento e Acompanhamento de Custos do Portfólio, dos Programas e dos Projetos Estratégicos do Exército Brasileiro (EB20-N-08.002), 1ª Edição, 2019.
- Portaria nº 140-EME, de 7 de julho de 2020 - Aprova a Diretriz de Implantação do Programa Estratégico do Exército LUCERNA.
- Portaria nº 1.180-EME, de 30 de outubro de 2023 - Aprova as Normas para Elaboração, Gerenciamento e Acompanhamento de Projetos no Exército Brasileiro (NEGAPEB-EB), 3ª Edição, 2023.
- Portaria nº 2.132-C Ex, de 6 de dezembro de 2023 - Aprova as Normas para Elaboração, Gerenciamento e Acompanhamento do Portfólio e dos Programas Estratégicos do Exército Brasileiro (NEGAPORT-EB), 2ª edição, 2023.

162N Implantação do Complexo de Saúde General-de-Brigada Médico João Severiano da Fonseca

a. Constituição da República Federativa do Brasil, de 1988.
b. - Plano Estratégico do Exército 2024-2027 (PEEx 2024-2027); Objetivo Estratégico do Exército Nº 9 (OEE 9) - Fortalecer a Dimensão Humana; Ação Estratégica Nº 9.2.1 - Criar estruturas específicas para prestar assistência ao pessoal; Atividade Nº 9.2.1.3 - Construir o Complexo de Saúde General de Brigada Médico João Severiano da Fonseca.
c. Lei Complementar nº 97, de 9 de junho de 1999
d. Lei nº 6.880, de 9 de dezembro de 1980 – Dispõe sobre o Estatuto dos Militares.
e. Resolução RDC nº 11, de 26 de janeiro de 2006, da ANVISA – Dispõe sobre o Regulamento Técnico de Funcionamento de Serviços que prestam Atenção Domiciliar.
f. Resolução RDC nº 306, de 7 de dezembro de 2004, da ANVISA – Dispõe sobre o Regulamento Técnico para o gerenciamento de resíduos de serviços de saúde.
g. Resolução RDC nº 50, de 21 de fevereiro de 2002, da ANVISA – Dispõe sobre o Regulamento Técnico para planejamento, programação, elaboração e avaliação de projetos físicos de estabelecimentos assistenciais de saúde.
h. Resolução RDC nº 51, de 6 de outubro de 2011, da ANVISA – Dispõe sobre os requisitos mínimos para análise, avaliação e aprovação dos projetos físicos de estabelecimentos de saúde no Sistema Nacional de Vigilância Sanitária (SNVS) e das outras providências.
i. Portaria nº 008-DEC, de 31 de janeiro de 2019 – Aprova as Instruções Reguladoras para Elaboração, Alteração e Atualização de Planos Diretores de Organização Militar do Exército e de Planos Diretores de Guarnição (EB50-IR-03.006), 1ª Edição,2019.
j. Norma Brasileira ABNT NBR 9050, de 31 de maio de 2004 – Acessibilidade a edificações, mobiliários, espaços e equipamentos urbanos.
l. Portaria nº 727, de 7 de outubro de 2009 – Aprova a classificação das organizações militares de saúde e dá outras providências.
k. Portaria nº 457, de 15 de julho de 2009 – Aprova a Diretriz para Implantação do Plano de Revitalização do Serviço de Saúde do

Ação Orçamentária / Base Legal

Exército.
m. Portaria nº 422, de 19 de junho de 2008 – Aprova as Instruções Gerais da Prestação de Assistência à Saúde Suplementar dos Servidores Civis do Exército Brasileiro (IG 30-18).
n. Portaria Nº 493 de 19 de maio de 2020 – Aprova as Instruções Gerais para o Fundo de Saúde do Exército – FUSEx -EB10-IG-02.032).
o. Portaria nº 073, de 27 de fevereiro de 2003 – Aprova as Instruções Gerais para o Planejamento e Execução de Obras Militares no Exército (IG 50-03).
p. Portaria n° 759, de 20 de dezembro de 2002 – Aprova as Normas para Implantação e Funcionamento das Comissões de Ética Médica, de Revisão de Prontuário Médico, de Lisura de Contas Médicas e de Controle de Infecção Hospitalar em Organizações Militares de Saúde do Exército.
q. Portaria nº 244-DGP, de 17 de novembro de 2010 – Aprova as Normas Técnicas para o Funcionamento da Hotelaria Hospitalar nas Organizações Militares de Saúde do Exército.
r. Portaria nº 048-DGP, de 28 de fevereiro de 2008 – Aprova as Instruções Reguladoras para a Assistência Médico-Hospitalar aos Beneficiários do Fundo de Saúde do Exército (IR 30-38).
s. Portaria nº 207-DGP, de 17 de dezembro de 2003 – Aprova as Normas para Implantação da Ficha de Informações Gerenciais das Organizações Militares de Saúde.
t. Portaria nº 091-DGP, 10 de outubro de 2001 – Aprova as Normas Gerais para o Programa de Planejamento Familiar no Âmbito das Organizações Militares de Saúde do Exército.
u. Portaria nº 155-DGP, de 29 de fevereiro de 2016 – Aprova o Regulamento do Departamento-Geral do Pessoal (EB 10-R-02.001).
v. Portaria nº 004-Cmt EB, de 3 de janeiro de 2019 – Aprova a Política de Gestão de Riscos do Exército Brasileiro-2ª Edição, 2018.
x. Portaria nº 176-EME, de 29 de agosto de 2013 – Aprova as Normas para a Elaboração, Gerenciamento e Acompanhamento de Projetos no Exército Brasileiro (EB20-N-08.001).
w. Plano de Gestão do DGP 2018-2022 (Cadernos I e II).
y. Estudo de Viabilidade do Projeto Novo HMAB realizado pelo Comando Militar do Planalto, de 25 de abril de 2021.
z. Portaria DGP/C Ex nº 099, de 23 de abril de 2021 – Aprova a Diretriz de Iniciação do Projeto do novo Hospital Militar de Área de Brasília (HMAB) e dá outras providências.
aa. Portaria – DGP/C Ex Nº 526, de 05 FEV 25, Diretriz de Atualização [Aprova a Diretriz de Atualização do Projeto de Construção Complexo de Saúde General de Brigada Médico João Severiano da Fonseca (Complexo de Saúde), EB30-D-10.012, 1ª Edição, 2025.]

162O Implantação da Escola de Sargentos do Exército

Constituição do Brasil, de 05 Out 1988; Lei Complementar Nr 97, de 9 Jun 1999, dispõe sobre as Normas Gerais para Organização, o Preparo e Emprego das FFAA; Lei Complementar Nr 117, de 02 Set 04, estabelece normas gerais para a organização, preparo e emprego das FFAA; Lei Complementar Nr 140, de 8 Dez 11, define competências relativas à proteção das paisagens naturais notáveis, à proteção do meio ambiente e ao combate à poluição; Lei Complementar Nr 210, de 25 Nov 24, dispõe sobre a proposição e a execução de emendas parlamentares; Lei Nr 6.938, de 31 Ago 1981, dispõe sobre a Política Nacional de Meio Ambiente; Lei Nr 8.745, de 09 Dez 1993, dispõe sobre a contratação por tempo determinado; Lei Nr 9.636, de 15 Mai 1998, dispõe sobre a regularização, administração, aforamento e alienação de bens imóveis da União; Lei Nr 9.786, de 8 Fev 1999, dispõe sobre a Lei do Ensino no Exército; Lei Nr 11.428, de 22 Dez 06, dispõe sobre a utilização e proteção da vegetação nativa do Bioma Mata Atlântica; Lei Nr 14.133, de 1º Abr 21, dispõe sobre Licitações e Contratos Administrativos; Lei do Estado de Pernambuco Nr 9.860, de 12 Ago 1986, Proteção de Mananciais; Decreto Nr 3.182, de 23 Set 1999, regulamenta a Lei Nr 9.786; Decreto Nr 5.484, de 30 Jun 05, aprova a Política de Defesa Nacional; Decreto Nr 6.660, de 21 Nov 08, regulamenta a Lei Nr 11.428; Decreto Nr 6.703, de 18 Dez 08, aprova a Estratégia Nacional de Defesa; Decreto Nr 11.531, de 16 Maio 23, dispõe sobre convênios e contratos de repasse e sobre parcerias sem transferências de recursos; Portaria Nr 073 Cmt Ex, de 27 Fev 03, aprova as Instruções Gerais para o Planejamento e Execução de Obras Militares; Portaria Nr 233 Cmt Ex, de 15 Mar 16, aprova as Instruções Gerais para a Gestão do Ciclo de Vida dos Sistemas e Materiais de Emprego Militar; Portaria Nr 054 Cmt Ex, de 30 Jan 17, aprova as Normas para Elaboração, Gerenciamento e Acompanhamento do Portfólio e dos Programas Estratégicos do Exército; Portaria Cmt Ex Nr 1.689, de 22 Fev 22, aprova as Instruções Gerais sobre Desincorporação de Bens Imóveis da União Administrados pelo Comando do Exército; Portaria Nr 101 EME, de 1º Ago 07, aprova as Normas para a Referenciação dos Cargos Militares do Exército; Portaria Reservada Nr 015 EME, de 7 Jul 11, aprova a Diretriz para Previsão de Cargos e Preenchimento de Claros no Exército; Portaria Nr 176 EME, de 29 Ago 13, aprova as Normas para Elaboração, Gerenciamento e Acompanhamento de Projetos no Exército; Portaria Nr 504 EME, de 8 Dez 17, aprova as Diretrizes para a Equivalência de Estudos dos Cursos Destinados aos Sargentos e Subtenentes e a Implantação do Curso de Formação de Sargentos no Grau Superior de Tecnologia; Portaria Nr 257 EME, de 30 Out 18, aprova a Diretriz de Implantação do Programa Estratégico Sistema de Educação e Cultura; Portaria Nr 098-EME, de 5 Abr 19, aprova a Diretriz para a Formação e Graduação de Sargentos de Carreira; Portaria Nr 187-EME, de 24 Jun 19, institui as Unidades Escolares Tecnológicas do Exército; Portaria Nr 330-EME, de 4 Nov 19, aprova as Normas para Elaboração e Gerenciamento e Acompanhamento de Custos do Portfólio, dos Programas e dos Projetos Estratégicos do Exército; Portaria Nr 395 EME, de 17 Dez 19, aprova a Diretriz para a Redução do Efetivo do Exército; Portaria Nr 097 EME, de 18 Maio 20, altera as Normas para Elaboração, Gerenciamento e Acompanhamento de Custos do Portfólio, dos Programas e dos Projetos Estratégicos do Exército; Portaria Nr 132 EME, de 25 Jun 20, constitui o Grupo de Trabalho para a Criação da Nova Escola de Formação e Graduação de Sargentos de Carreira do Exército; Portaria EME/C Ex Nr 546 EME, de 25 Out 21, complementa a Portaria 395-EME - Diretriz para a Redução do Efetivo do Exército; Portaria DEC/C Ex Nr 042 DEC, de 31 Mar 22, aprova as Instruções Reguladoras às Instruções Gerais sobre Desincorporação de Bens Imóveis da União Administrados pelo Comando do Exército; Portaria DECEx/C Ex Nr 451, de 25 Nov 21, aprova a Diretriz de Iniciação do Programa de Implantação da Nova Escola de Formação e Graduação de Sgt de Carreira do Exército; Portaria Nr 637, de 8 Maio 19, aprova as Instruções Gerais sobre Incorporação de Bens Imóveis da União ao Acervo Imobiliário sob Administração do Comando do Exército; Manual Técnico do Orçamento 2025; Portaria do Comandante do Exército Nr 1.788, de 7 Jul 22, aprova o Regulamento do Departamento de Educação e Cultura do Exército; Diretriz do Chefe do Departamento de Educação e Cultura do Exército de 2024; Normas para Elaboração de Projetos de Aquartelamentos; Manual de Padrão de Ocupação e Dimensionamento de Imóveis Institucionais da Administração Federal; Estudo de Viabilidade do SPrg ESE, de 4 Ago 22; Parecer Referencial Nr 00013/2023/CONJUR-EB/CGU/AGU, de 17 Abr 23; Diretriz de Iniciação do Projeto Pátio Ferroviário de Brasília, de 17 Dez 20; e Acordo de Cooperação do Comando do Exército com o Governo do Estado de Pernambuco, de 30 Jun 22.

2000 Administração da Unidade

Constituição Federal 1988;
Decreto Lei 200/1967;
PPA 2024 - 2027; e
Plano Estratégico do Exército (PEEx) 2024-2027.

20XE Manutenção e Modernização de Sistemas de Comando e Controle do Exército

Constituição Federal de 1988, art. 142, caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa;
Lei nº 9.637, de 15 de maio de 1998;
Lei nº 8.745, de 9 de dezembro de 1993;
Decreto nº 11.337, de 1º de janeiro de 2023; e
Planejamento Estratégico do Exército 2024 - 2027.

20XH Realização de Ações de Cooperação do Exército - Obras de Engenharia

Constituição Federal de 1988, art. 142, caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 11.337, de 1 de janeiro de 2023.
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei nº 8.745, de 9 de dezembro de 1993; e
Lei nº 14.600, de 19 de junho de 2023.

20XJ Desenvolvimento Tecnológico do Exército

Caput do Art. da Constituição Federal de 1988;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa. Lei nº 9.637, de 15 de maio de 1998.
Lei nº 8.745 de 9 de dezembro de 1993;
Lei nº 9.279, de 14 de maio de 1996;
Lei nº 10.973, de 2 de dezembro de 2004;
Decreto nº 9.283, de 7 de fevereiro de 2018;
Decreto nº 11.337, de 1º de janeiro de 2023 e
Planejamento Estratégico do Exército 2024-2027.

212O Movimentação de Militares

Lei nº 5.809 de 10/10/1972; Lei nº 13.954, de 16/12/2019; Decreto nº 71.733 de 18/01/1973; Decreto nº 4.307 de 18/07/2002; Decreto nº 11.020 de 30/03/2022; Medida Provisória nº 2.215-10 de 31/08/2001.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990, e art. 8º, inciso III, alinea f, da Lei 5.809, de 10 de outubro de 1972.

219D Adequação de Ativos de Infraestrutura das Organizações Militares

Constituição Federal de 1988, art. 142, caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 11.337, de 1 de janeiro de 2023.
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei nº 8.745, de 9 de dezembro de 1993; e
Lei nº 14.600, de 19 de junho de 2023.

21A0 Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa

Caput do Art. 142 da Constituição Federal de 1988;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa;
Decreto nº 11.337, de 2023; e
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

21D1 Gerenciamento, Melhoria, Modernização e Recuperação de Sistemas de Artilharia Antiaérea

- Constituição Federal, de 5 de outubro de 1988, art. 142, caput.
- Lei Complementar nº 97, de 9 de junho de 1999 – Dispõe sobre as normas gerais para a organização, o preparo e o emprego das Forças Armadas.
- Lei Complementar nº 117 de 2 de setembro de 2004.
- Lei nº 8.745, de 9 de dezembro de 1993.
- Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa (END)
- Decreto Legislativo nº 179, de 2018 – Aprova a Política Nacional de Defesa (PND), a Estratégia Nacional de Defesa (END) e o Livro Branco de Defesa Nacional (LBDN).
- Decreto nº 11.337, de 2023; e
- LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

2865 Suprimento de Fardamento

Constituição Federal, art. 142.
Lei Complementar nº 97, de 9 de junho de 1999;
Lei nº 6.880, de 9 de dezembro de 1980, art. 50;
Lei nº 13.249, de 13 de janeiro de 2016;
Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º;
Decreto nº 4.307, de 18 de julho de 2002, arts. 61 a 64; e
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

2866 Ações de Caráter Sigiloso

Caput do Artigo 142 da Constituição Federal de 1988; Lei Complementar nº 97, de 09 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei Complementar Nº 136 de 25 de agosto de 2010; Decreto nº 7364, de 2010; e Portaria GM-MD nº 1.079, de 2 de março de 2021.

2900 Seleção para o Serviço Militar e Apresentação da Reserva em Disponibilidade

Caput, art. 142, Constituição Federal;
Lei Complementar nº 97, de 9 de junho de 1999;
Decreto nº 4.735, de 11 de junho de 2003.;
Lei nº 4.375/64; Lei nº 5.292/67; e
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

3138 Implantação do Sistema de Aviação do Exército

Constituição Federal, art. 142, Caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 11.337 de 1º de Janeiro de 2023;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa (END);
Decreto Legislativo nº 373, de 25 de setembro de 2013 – Aprova a Política Nacional de Defesa (PND), a Estratégia Nacional de Defesa (END) e o Livro Branco de Defesa Nacional (LBDN);
Lei nº 14.600, de 19 de Junho de 2023; e
LEI Nº 14.802, DE 10 DE JANEIRO DE 2024 - Institui o Plano Plurianual da União para o período de 2024 a 2027.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.038, de 26 de abril de 2017.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

7XN4 Implantação do Colégio Militar de São Paulo (CMSP)

- Constituição Federal, de 05 de outubro de 1988;
- Lei nr 9.394, de 20 DEZ96 - Estabelece as Diretrizes e Bases da Educação Nacional;
- Lei nr 9.786, de 08FEV99 – Dispõe sobre o Ensino no Exército Brasileiro;
- Portaria nr 73-Cmt Ex, de 27FEV03 – Aprova a Instrução Geral (IG 50-03) para Planejamento e Execução de Obras Militares no Exército;
- Portaria nr 1.694-Cmt Ex, de 08OUT18 – Cria o Colégio Militar de São Paulo e dá outras providências; e
- Portaria nr 205-EME, de 17JUL19 – Aprova a Diretriz para Implantação do Colégio Militar de São Paulo e dá outras providências.
- Plano Estratégico do Exército 2024/2027 (PEEx).

7XT4 Ampliação e Adequação do Hospital Geral de Salvador (HGeS)

Caput do Art. 142 da Constituição Federal de 1988;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 4.735, de 11 de junho de 2003 e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei Nº 8.745 de 9 de dezembro de 1993.
Plano Estratégico do Exército 2024/2027 (PEEx); e
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

Ação Orçamentária / Base Legal

8965 Capacitação Profissional Militar do Exército Brasileiro

Constituição Federal, de 5 de outubro de 1988;
Decreto Lei nº 200, de 25 de fevereiro de 1967;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei nº 9.394, de 20 de dezembro de 1996;
Lei 9.786, de 8 de fevereiro de 1999;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa;
Decreto nº 3.182, de 23 de Setembro de 1999;
PPA 2024 - 2027; e
Plano Estratégico do Exército (PEEx) 2024 - 2027.

52131 Comando da Marinha

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 50.962, de 17 de julho de 1961.

0284 Amortização e Encargos de Financiamento da Dívida Contratual Externa

Constituição Federal/1988, Artigo 52, Incisos V e VII. Resolução de Senado Federal Nº 50/1993.

123G Implantação de Estaleiro e Base Naval para Construção e Manutenção de Submarinos Convencionais e Nucleares

Constituição Federal de 1988, Arts. 1º, 3º e 4º; Decreto nº. 6.703, de 18 de dezembro de 2008, que aprova a Estratégia Nacional de Defesa;
Parceria Estratégica entre a República Federativa do Brasil e a República Francesa, prevendo cooperação na área de defesa, entre outros, no âmbito de submarinos, firmada pelos respectivos Presidentes da República; Acordo entre o Governo da República Federativa do Brasil e o Governo da República Francesa na área de Submarinos, firmado pelos respectivos Ministros da Defesa; e Ajuste técnico entre o Ministério da Defesa da República Federativa do Brasil e o Ministério da Defesa da República Francesa relativo à concepção, construção e comissionamento técnico de submarinos, firmado pelo Comandante da Marinha do Brasil e pelo Chefe do Estado-Maior da Marinha da França.

123H Construção de Submarino de Propulsão Nuclear

Constituição Federal de 1988, Arts. 1º, 3º e 4º; Decreto nº. 6.703, de 18 de dezembro de 2008, que aprova a Estratégia Nacional de Defesa;
Parceria Estratégica entre a República Federativa do Brasil e a República Francesa, prevendo cooperação na área de defesa, entre outros, no âmbito de submarinos, firmada pelos respectivos Presidentes da República; Acordo entre o Governo da República Federativa do Brasil e o Governo da República Francesa na área de Submarinos, firmado pelos respectivos Ministros da Defesa; e Ajuste técnico entre o Ministério da Defesa da República Federativa do Brasil e o Ministério da Defesa da República Francesa relativo à concepção, construção e comissionamento técnico de submarinos, firmado pelo Comandante da Marinha do Brasil e pelo Chefe do Estado-Maior da Marinha da França.

123I Construção de Submarinos Convencionais

Constituição Federal de 1988, Arts. 1º, 3º e 4º; Decreto nº. 6.703, de 18 de dezembro de 2008, que aprova a Estratégia Nacional de Defesa;
Parceria Estratégica entre a República Federativa do Brasil e a República Francesa, prevendo cooperação na área de defesa, entre outros, no âmbito de submarinos, firmada pelos respectivos Presidentes da República; Acordo entre o Governo da República Federativa do Brasil e o Governo da República Francesa na área de Submarinos, firmado pelos respectivos Ministros da Defesa; e Ajuste técnico entre o Ministério da Defesa da República Federativa do Brasil e o Ministério da Defesa da República Francesa relativo à concepção, construção e comissionamento técnico de submarinos, firmado pelo Comandante da Marinha do Brasil e pelo Chefe do Estado-Maior da Marinha da França.

14T7 Desenvolvimento de Sistemas de Tecnologia Nuclear da Marinha

Constituição Federal de 1988, art. 142; Lei Complementar nº 97 de 09/06/1999 (Redação dada pela Lei Complementar nº 136, de 25 de agosto de 2010); Lei nº 13.502, de 1 de novembro de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); e Decreto nº 11.337, de 01/01/2023.

157M Desenvolvimento e Implementação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz)

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei Complementar nº 136 de 25/08/2010; Decreto nº 4.735 de 11/06/2003; Decreto nº 6.703 de 18/12/2008; e Decreto nº 7.364 de 23/11/2010.

1N56 Desenvolvimento de Míssil Nacional Antinavio

Constituição Federal, art. 142; Lei Complementar nº 97, de 9 de junho de 1999 (Redação dada pela Lei Complementar nº 136, de 25 de agosto de 2010); e Lei Complementar nº 117, de 2 de setembro de 2004.

20XO Desenvolvimento Tecnológico da Marinha

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999 (Redação dada pela Lei Complementar nº 136, de 25 de agosto de 2010); Lei nº 13.502, de 1 de novembro de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); Lei Complementar nº 117 de 02/09/2004; Decreto nº 20.923 de 08/01/1932; e Decreto nº 4.735 de 11/06/2003 (Redação dada pelo Decreto nº 11.337, de 01/01/2023).

212O Movimentação de Militares

Lei nº 5.809 de 10/10/1972; Decreto nº 71.733 de 18/01/1973; Medida Provisória nº 2.215-10 de 31/08/2001, art. 2º; Decreto nº 4.307 de 18/07/2002.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990 (Alterados pela Lei nº 11.355, de 19 de outubro de 2006), e art. 8º, inciso III, alínea f, da Lei 5.809, de 10 de outubro de 1972 (incluído pela Lei nº 13.328, de 29 de julho de 2016).

219D Adequação de Ativos de Infraestrutura das Organizações Militares

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 13.502, de 1 de novembro de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); Decreto nº 4.735, de 11 de junho de 2003 (Revogado pelo Decreto nº 11.337 de 01/01/2023); e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei nº 8.745, de 9 de dezembro de 1993.

21CL Recomposição do Núcleo do Poder Naval

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei Complementar nº 136 de 25/08/2010; Decreto nº 6.703 de 18/12/2008; Decreto Legislativo nº 179, de 14/12/2018; Decreto nº 11.337, de 01/01/2023; e Portaria Normativa nº 9/GAP-MD de 13/01/2016 do Ministério da Defesa.

21IO Disponibilização de Embarcações Integrantes do Programa Fragatas Classe Tamandaré (PFCT)

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei nº 14.802 de 10 de janeiro de 2024; Decreto nº 6.703 de 18/12/2008; Decreto nº 10.998 de 15 de março de 2022; Decreto nº 11.337, de 01/01/2023.

2865 Suprimento de Fardamento

Constituição Federal, art. 142; Lei Complementar nº 97, de 9 de junho de 1999; Lei nº 6.880, de 9 de dezembro de 1980, art. 50; Lei nº 13.502, de 1 de novembro de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); Lei nº 13.249, de 13 de janeiro de 2016; Medida Provisória nº 2.215-10, de 31 de agosto de 2001, art. 2º; Decreto nº 4.307, de 18 de julho de 2002 (Redação dada pelo Decreto nº 11.020 de 30 de março de 2022); e Decreto nº 4.735, de 11 de junho de 2003 (Redação dada pelo Decreto nº 11.337, de 01/01/2023).

2866 Ações de Caráter Sigiloso

Caput do Artigo 142 da Constituição Federal de 1988; Lei Complementar nº 97, de 09 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei Complementar Nº 136 de 25 de agosto de 2010; Decreto nº 7364, de 2010 (revogado pelo Decreto nº 11.337, de 01/01/2023); Decreto nº 7.974, de 2013 (revogado pelo Decreto nº 10.998 de 15/03/2022); e Portaria GM-MD nº 3.939, de 19 de julho de 2022 (alterada pela Portaria GM-MD nº 278, de 17 de janeiro de 2024).

52133 Secretaria da Comissão Interministerial para os Recursos do Mar

14ML Reconstrução da Estação Antártica Comandante Ferraz

Lei nº 13.502, de 1 de novembro de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); Decreto nº 75.963 de 11 de julho de 1975 (promulga o Tratado Antártico); Decreto nº 94.401 de 03 de junho de 1987 (aprova a Política Nacional para Assuntos Antárticos – POLANTAR) - Revogado pelo Decreto n°11.096, de 15 de Junho de 2022; e Decreto nº 3.939 de 26 de setembro de 2001 (Alterado parcialmente pelo Decreto nº 11.618 de 25 de julho de 2023).

2345 Apoio Logístico à Pesquisa Científica na Antártica

Lei nº 13.502, de 1 de novembro de 2017 (dispõe sobre a organização da Presidência da República e dos Ministérios e dá outras providências) - Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023; Decreto nº 75.963 de 11 de 07 de 1975 (promulga o Tratado Antártico); Decreto nº 84.324 de 19 de dezembro de 1979 (institui a Secretaria da Comissão Interministerial para os Recursos do Mar - SECIRM); Decreto nº 86.829 de 12 de janeiro de 1982 (cria a Comissão Nacional para Assuntos Antárticos -CONANTAR); Decreto nº 86.830 de 12 de janeiro de 1982 (atribui à CIRM a elaboração do projeto do Programa Antártico Brasileiro – PROANTAR) – Revogado pelo Decreto nº 10.346, de 11/05/2020; Decreto nº 94.401 de 03 de junho de 1987 (aprova a Política Nacional para Assuntos Antárticos – POLANTAR – Revogado pelo Decreto nº 11.096, DE 15/06/2022); e Decreto nº 3.939 de 26 de setembro de 2001 (dispõe sobre a CIRM e dá outras providências) - Revogado pelo Decreto nº 9.858 de 25 de Junho de 2019 (Altera parcialmente o Decreto nº 9.858 o Decreto nº 11.618 de 25 de julho de 2023).

2518 Apoio à Pesquisa e ao Monitoramento Oceanográfico e Climatológico da Amazônia Azul

Constituição Federal de 1988, art. 20 e 21; Lei nº 7.661 de 16 de maio de 1988; Lei nº 8.617 de 04 de janeiro de 1993; Lei nº 10.638 de 28 de maio de 2003 - Revogada pela Lei nº 13.502, de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); Decreto nº 1.530 de 22 de junho de 1982; Decreto nº 96.000 de 02 de maio de 1988; Decreto nº 98.145 de 15 de setembro de 1989; Decreto nº 98.145 de 15 de novembro de 1989; Decreto s/n, de 05 de janeiro de 1994; Decreto nº 1.530 de 22 de junho de 1995 (alterado pelo Decreto 10.475, de 27 de agosto de 2020); Decreto nº 3.939 de 26 de setembro de 2001; Decreto nº 5.300 de 07 de dezembro de 2004; Decreto nº 5.377 de 23 de fevereiro de 2005; Decreto nº 9.858, de 25 de junho de 2019 (Redação dada pelo Decreto nº 10.475, de 27 de agosto de 2020);Decreto Presidencial nº 6.678 de 08 de dezembro de 2008 (Revogado pelo Decreto nº 10.544, de 16 de novembro de 2020); Decreto Legislativo nº 5/1997;Resolução da CIRM nº 1 de 30 de abril de 1997; Resolução da CIRM nº 5 de 03 de dezembro de 1997; Resolução da CIRM nº 1, de 25 de agosto de 1998;Resolução da CIRM nº 7 de 05 de dezembro de 2005; e Portaria nº 129/MB de 15 de maio de 2007.

2E97 Operação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz)

Constituição Federal, art. 142 (das Forças Armadas); Lei nº 6.938, de 31/08/1981 (dispõe sobre a Política Nacional do Meio Ambiente - PNMA); Lei nº 7.661, de 16/05/1988 (institui o Plano Nacional de Gerenciamento Costeiro - PNGC); Lei Complementar nº 97 de 09/06/1999 (dispõe sobre o preparo e emprego das Forças Armadas (Redação dada pela Lei Complementar nº 136, de 25 de agosto de 2010)); Decreto nº 5.377, de 23/02/2005 (aprova a Política Nacional para os Recursos do Mar - PNRM); Lei nº 13.243, de 11/01/2016 (dispõe sobre desenvolvimento científico, à pesquisa, à capacitação científica e tecnológica e à inovação); Decreto nº 9.858, de 25/06/2019 (dispõe sobre a Comissão Interministerial para os Recursos do Mar - CIRM (Redação dada pelo Decreto nº 10.475, de 27 de agosto de 2020)); Resolução CIRM nº 01/2020 (Aprova o X Plano Setorial para os Recursos do Mar - PSRM 2020-2023).

52211 Caixa de Financiamento Imobiliário da Aeronáutica

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967; Lei 13.844 de 18 de junho de 2019.

52221 Indústria de Material Bélico do Brasil - IMBEL

163Z Pesquisa, Desenvolvimento e Inovação (PD&I) das plantas de produção fabril

Caput, art. 142, Constituição Federal; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 2 de setembro de 2004; Lei nº 14.600, de 19 de junho de 2023; Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa; Lei nº 6.227, de 14 de julho de 1975.

2000 Administração da Unidade

Constituição Federal 1988;
Decreto Lei 200/1967;
LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

4528 Produção de Material de Emprego Militar

Caput do Art. 142 da Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa; Decreto nº 11.337, de 1º de janeiro de 2023; Lei nº 14.600, de 19 de junho de 2023 e Lei nº 6.227, de 14 de julho de 1975.

52222 Fundação Osório

2000 Administração da Unidade

Constituição Federal 1988;
Decreto Lei 200/1967;
LEI Nº 14.600, DE 19 DE JUNHO DE 2023;
PPA 2024 – 2027;
Plano de Gestão da Fundação Osorio 2024-2027.

20XS Prestação de Ensino Assistencial na Fundação Osorio

Caput, art. 142, Constituição Federal; Lei Complementar nº 97, de 9 de junho de 1999; Decreto nº 14.856, de 1º de junho de 1921, Decreto Legislativo nº 4.235, de 4 de janeiro de 1921; Decreto nº 16.392, de 27 de fevereiro de 1924; Decreto nº 8.917, de 26 de janeiro de 1946; Lei nº 9.026, de 10 de abril de 1995; Decreto nº 11.227, de 7 de outubro de 2022; Decreto nº 11.401, de 23 de janeiro de 2023; Lei nº 9.394, de 20 de dezembro de 1996.

52232 Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM

00M5 Aquisição de terrenos e construção de unidades habitacionais destinadas à moradia do pessoal da Marinha

Lei nº 188 de 15 de janeiro de 1936 e Decreto nº 2.013 de 26 de setembro de 1996.

0283 Amortização e Encargos de Financiamento da Dívida Contratual Interna

Portarias MF nºs 89/96, 192/96, 168/97 e 364/00.

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967 (Alterada pelo Lei n° 7.596, de 10 de Abril de 1987); Lei 13.844 de 18 de junho

Ação Orçamentária / Base Legal

de 2019 (Revogado parcialmente pela Lei n°14.600, de 2023).

52233 Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL

211D Coordenação Técnica da Amazônia Azul Tecnologias de Defesa SA - AMAZUL

Lei nº 12.706 de 08/08/2012 e Decreto nº 7.898 de 01/02/2013 (Revogação do art 5. pelo Decreto n° 10.086, de 05/11/2019).

52901 Fundo do Ministério da Defesa

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967; Lei 13.844 de 18 de junho de 2019.

52902 Fundo de Administração do Hospital das Forças Armadas

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967; Lei n° 14.600, de 19 de junho de 2023.

20XT Prestação de Serviços Médicos Hospitalares e Desenvolvimento de Pesquisas Médicas do Hospital das Forças Armadas

Decreto n° 1.310, de 08 de agosto de 1962; Constituição Federal, art. 142; Lei nº 9.238, de 22 de dezembro de 1995; Lei n° 14.600, de 19 de junho de 2023; Lei Complementar nº 97, de 9 de junho de 1999; Lei n° 10.973, de 02 de dezembro de 2004; Decreto nº 8.422, de 20 de março de 2015; Portaria n° 99/GM-MD, de 11 de janeiro de 2018; Portaria Interministerial nº 3.073, de 15 de setembro de 2020; Portaria GM-MD n° 6.064, de 15 de dezembro de 2022.

212H Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)

Resolução nº 1 de 2015 do Comitê Gestor do Programa Interministerial de Implantação e Manutenção da Rede Nacional para Ensino e Pesquisa.

52903 Fundo do Serviço Militar

2872 Mobilização para o Serviço Militar Obrigatório

Base legal: Arts. 142 e 143 da Constituição Federal, Lei Complementar nº 97, de 9 de junho de 1999 (Organização, Preparo e Emprego das Forças Armadas); Lei nº 4.375/64 (Lei do Serviço Militar); Decreto nº 54.654/66 (Regulamento da Lei do Serviço Militar); Decreto nº 11.337, de 1º de janeiro de 2023 (Estrutura Regimental do MD); Decreto 12.154, de 27 de agosto de 2024 (Serviço Militar Inicial Feminino).

52911 Fundo Aeronáutico

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Decreto nº 6.834, de 30 de abril de 2009 - Estrutura Regimental do Comando da Aeronáutica; Decreto nº 21.713, de 27 de agosto de 1946 - Promulga a Convenção sobre Aviação Civil Internacional; Decreto nº 19.841, de 22 de outubro de 1945 - Promulga a Carta das Nações Unidas; Memorando de Entendimento entre as Nações Unidas (Escritório das Nações Unidas para Assuntos do Espaço Exterior) e o Governo Brasileiro (Força Aérea Brasileira), de 24 de novembro de 2020, item 5; e Carta Constitutiva do Sistema de Cooperação entre as Forças Aéreas Americanas (SICOFAA), de 07 de maio de 1965, art. 36 - Fundo SICOFAA.

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967; Lei 13.844 de 18 de junho de 2019.

2048 Manutenção e Suprimento de Material Aeronáutico

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 13.971, de 27 de dezembro de 2019; Lei nº 12.598, de 22 de março de 2012 e suas alterações.

20SA Manutenção de Sistemas de Informações Militares da Força Aérea

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 2 de setembro de 2004; Lei nº 12.598, de 22 de março de 2012 e suas alterações e Lei nº 13.971, de 27 de dezembro de 2019.

20XB Pesquisa e Desenvolvimento no Setor Aeroespacial

Constituição Federal de 1988, caput, art. 142 e 218; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 12.598, de 22 de março de 2012 e suas alterações; Decreto 7.970, de 28 de março de 2013; Decreto 8.122, de 16 de outubro de 2013;Lei nº 13.502, de 1 de novembro de 2017; Lei nº 13.971, de 27 de dezembro de 2019; Decreto 7.974, de 1º de abril de 2013; Portaria nº 899/MD, de 19 de julho de 2005; Portaria nº 777/MD, de 31 de maio de 2007; PORTARIA Nº 2.640/MD, DE 10.09.2013; PORTARIA NORMATIVA N° 61/GM-MD, DE 22 DE OUTUBRO DE 2018; PCA 11-47.

20XV Operação do Sistema de Controle do Espaço Aéreo Brasileiro - SISCEAB

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei 7.565, de 19 de dezembro de 1986 e suas alterações; Lei 12.598, de 22 de março de 2012 e suas alterações; Lei nº 13.971, de 27 de dezembro de 2019 e Decreto 6.703, de 18 de dezembro de 2008; Decreto nº 6.834, de 2009 e suas alterações; Decreto 7.974, de 1º de abril de 2013.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A, 60-B, 60-D e 60-E da Lei n° 8.112, de 11 de dezembro de 1990, art. 8º, inciso III, alínea 'f', da Lei 5.809, de 10 de outubro de 1972 e Art. 45-A e Art. 45-C da lei nº 5.809, de 10 de outubro de 1972.

21A0 Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa

Constituição Federal de 1988, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 13.971, de 27 de dezembro de 2019; Lei nº 12.598, de 22 de março de 2012 e suas alterações; Lei nº 6.880, de 09 de dezembro de 1980 e Lei nº 7.565, de 19 de dezembro de 1986 e suas alterações.

21CM Recomposição dos Meios da Força Aérea Brasileira

Constituição Federal, art. 142, caput; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 2 de setembro de 2004; Lei nº 12.598, de 22 de março de 2012 e suas alterações e Lei nº 13.971, de 27 de dezembro de 2019.

21D0 Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares

Caput, art. 142, Constituição Federal; Lei Complementar nº 97, de 9 de junho de 1999; e Lei nº 11.653, de 07 de abril de 2008.

21GN Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

21GO Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, Lei nº 10.973, de 2 de dezembro de 2004; Lei nº 13.243, de 11 de janeiro de 2016; Decreto nº 9.283, de 7 de fevereiro de 2018; Decreto nº 10.534, de 28 de outubro de 2020, e suas alterações.

21GP Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

21GQ Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

2868 Combustíveis e Lubrificantes de Aviação

Caput, art. 142, Constituição Federal; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 13.971, de 27 de dezembro de 2019.

2913 Investigação e Prevenção de Acidentes Aeronáuticos e Espaciais

Caput, art. 142, Constituição Federal; Lei Complementar nº 97, de 9 de junho de 1999 e suas alterações; Lei nº 7.565, de 19 de dezembro de 1986; Lei nº 14.802, de 10 de janeiro de 2024; Lei nº 12.970, de 08 de maio de 2014; Lei nº 14.946, de 31 de julho de 2024; e Decreto 9.540 de 25 de out de 2018; Decreto 6.703, de 18 de dezembro de 2008.

52921 Fundo do Exército

15F1 Disponibilização de Próprios Nacionais Residenciais para os Comandos Militares

Constituição Federal de 1988, art. 142, caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 11.337, de 1 de janeiro de 2023.
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei nº 8.745, de 9 de dezembro de 1993; e
Lei nº 14.600, de 19 de junho de 2023.
PPA 2024 - 2027; e
Plano Estratégico do Exército (PEEx) 2024-2027.

2000 Administração da Unidade

Constituição Federal 1988;
Decreto Lei 200/1967;
PPA 2024-2027; e
Plano Estratégico do Exército (PEEx) 2024-2027.

21D0 Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares

Constituição Federal de 1988, art. 142, caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Decreto nº 11.337, de 1 de janeiro de 2023.
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa e Lei nº 8.745, de 9 de dezembro de 1993; e
Lei nº 14.600, de 19 de junho de 2023; e
Plano Estratégico do Exército (PEEx) 2024 - 2027.

21D2 Recomposição da Capacidade e dos Meios da Força Terrestre

Constituição Federal de 1988, Art. 142, Caput;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei Complementar nº 117, de 02 de setembro de 2004;
Lei Nº 8.745 de 9 de dezembro de 1993;
Lei nº 11.317, de 05/07/2006;
Lei nº 13.502, de 1 de novembro de 2017;
Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa;
Decreto nº 9.570, de 20 de novembro de 2018;
Decreto nº 10.426, de 16 de julho de 2020;
PPA 2024-2027; e
Plano Estratégico do Exército (PEEx) 2024-2027.

21GN Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa

Constituição Federal, de 5 de outubro de 1988; Decreto Lei nº 200, de 25 de fevereiro de 1967; Lei Complementar nº 97, de 9 de junho de 1999; Lei nº 9.394, de 20 de dezembro de 1996; Lei 9.786, de 8 de fevereiro de 1999; Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa; Decreto nº 3.182, de 23 de Setembro de 1999; e Lei Complementar nº 200, de 30 de agosto de 2023.

21GO Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, Lei nº 10.973, de 2 de dezembro de 2004; Lei nº 13.243, de 11 de janeiro de 2016; Decreto nº 9.283, de 7 de fevereiro de 2018; Decreto nº 10.534, de 28 de outubro de 2020, e suas alterações. Caput do Art. 142 da Constituição Federal de 1988;Lei Complementar no 117, de 02 de setembro de 2004; Decreto no 6.703, de 18 de dezembro de 2008 - Estratégia Nacional de Defesa. Lei no 9.637, de 15 de maio de 1998. Lei no 8.745 de 9 de dezembro de 1993; Lei no 9.279, de 14 de maio de 1996; Decreto no 11.337, de 1o de janeiro de 2023 e Planejamento Estratégico do Exército 2024-2027.

21GP Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa

Constituição Federal, de 5 de outubro de 1988;
Decreto Lei nº 200, de 25 de fevereiro de 1967;
Lei Complementar no 97, de 9 de junho de 1999;
Lei Complementar nº 200, de 30 de agosto de 2023;
Lei nº 9.394, de 20 de dezembro de 1996;
Lei 9.786, de 8 de fevereiro de 1999;
Lei 13.415, de 16 de fevereiro de 2017;
Decreto nº 3.182, de 23 de setembro de 1999;
Portaria 220 – DECEx/C Ex, 14 de junho de 2021 (Projeto Pedagógico do Sistema Colégio Militar do Brasil);
Lei nº 9.026, de 10 de abril de 1995;
Decreto-Lei nº 8.917, de 24 de janeiro de 1946; e
Decreto nº 11.401, de 23 de janeiro de 2023.

21GQ Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa

Constituição Federal, de 5 de outubro de 1988;
Decreto Lei n° 200, de 25 de fevereiro de 1967;
Lei Complementar n° 97, de 9 de junho de 1999;
Lei n° 9.394, de 20 de dezembro de 1996;
Lei 9.786, de 8 de fevereiro de 1999;
Decreto n° 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa;
Decreto n° 3.182, de 23 de Setembro de 1999; e
Lei Complementar nº 200, de 30 de agosto de 2023.

2522 Produção de Fármacos, Medicamentos e Fitoterápicos

Constituição Federal de 1988, Título VIII, Capítulo II, Seção II;
Art. 142, Caput;
Lei Complementar nº 97, de 9 de junho de 1999;

Ação Orçamentária / Base Legal

Lei Complementar nº 117, de 2 de setembro de 2004;
PPA 2024-2027; e
Plano Estratégico do Exército (PEEx) 2024-2027.

2919 Registro e Fiscalização de Produtos Controlados

Caput, art. 142, Constituição Federal;
Lei Complementar nº 97, de 9 de junho de 1999;
Lei nº 4.617, de 15 de abril de 1965;
Lei 10.826, de 22 de dezembro de 2003;
Decreto 10.030, de 30 de setembro de 2019;
PPA 2024-2027;
Plano Estratégico do Exército (PEEx) 2024-2027.

52931 Fundo Naval

166R Construção de navios de pequeno porte

Constituição Federal, Arts. 1º, 3º e 4º (dos Princípios Fundamentais) e 142 (das Forças Armadas); Leis Complementares nº 97 de 09/06/1999, nº 117 de 02/09/2004 e nº 136 de 25/08/2010 (dispõem sobre o preparo e emprego das Forças Armadas); Decreto Legislativo nº 179, de 14/12/2018 (Política Nacional de Defesa – PND, Estratégia Nacional de Defesa – END e Livro Branco da Defesa Nacional).

1N47 Construção de Navios-Patrulha de 500 toneladas (NPa 500t)

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei nº 13.971 de 27 de dezembro de 2019; Decreto nº 6.703 de 18/12/2008; Lei n°8.745 de 09 de dezembro de 1993; Decreto nº 7.364 de 23/11/2010; Decreto nº 10.998 de 15 de março de 2022; e Decreto nº 11.337, de 01/01/2023.

2000 Administração da Unidade

Constituição Federal 1988; Decreto Lei 200/1967 (Alterada pelo Lei n° 7.596, de 10 de Abril de 1987); Lei 13.844 de 18 de junho de 2019 (Revogado parcialmente pela Lei n°14.600, de 2023).

20XR Capacitação Profissional da Marinha

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei nº 4.375 de 17/08/1964; Lei nº 11.279 de 09/02/2006; Decreto nº 57.654 de 20/01/1966; Decreto nº 4.780 de 15/07/2003; e Decreto nº 6.883 de 25/06/2009.

21A0 Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa

Caput do Art. 142 da Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999; Lei Complementar nº 117, de 02 de setembro de 2004; Lei nº 10.683, de 28 de maio de 2003; Decreto nº 4.735, de 11 de junho de 2003 (Revogado pelo Decreto nº 10.998, de 15 de março de 2022) e Decreto nº 6.703, de 18 de dezembro de 2008 - Estratégia Nacional da Defesa.

21BY Fiscalização da Navegação Aquaviária

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei Complementar nº 136 de 25/08/2010; Lei nº 9.537 de 11/12/1997 - Alterada pela Lei nº 14.813 de 15/01/2024; Lei nº 13.844 de 18/06/2019 - Revogado parcialmente pela Lei nº 14.600, de 2023 e Medida Provisória nº 1.154 de 01/01/2023; Decreto nº 20.923 de 08/01/1932; Decreto nº 2.596 de 18/05/1998 - Alterada Decreto nº 7.860 de 06/12/2012 ; Decreto nº 5.129 de 06/07/2004; e Decreto nº 11.337, de 01/01/2023.

21BZ Prestação de Auxílios à Navegação

Constituição Federal, art. 142; Lei Complementar nº 97 de 09/06/1999; Lei Complementar nº 117 de 02/09/2004; Lei Complementar nº 136 de 25/08/2010; Lei nº 4.202 de 06/02/1963; Lei nº 9.537 de 11/12/1997; Lei nº 13.844 de 18/06/2019 (Lei nº 14.600, de 19 de junho de 2023: Revoga arts. 1º a 62; e arts. 75 a 85); Decreto-Lei n° 243 de 28/02/1967; Decreto-Lei nº 1.023 de 21/10/1969 (Alterado pelo Dec. 70198 - 24/02/1972 - DOFC 25/02/1972 001586 3 REGULAMENTA); Decreto nº 20.923 de 08/01/1932 (Dec. 21.313 – 21/04/1932 altera Art. 4); Decreto nº 70.092 de 02/02/1972; Decreto nº 70.198 de 24/02/1972 (Dec. 91848 - 29/10/85: altera Par. Único Art. 5); e Decreto nº 8.978 de 01/02/2017 (Revogado pelo Dec. 10.998, de 15/03/2022).

21D0 Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares

Caput, art. 142, Constituição Federal; e Lei Complementar nº 97, de 9 de junho de 1999 (Redação dada pela Lei Complementar nº 136, de 25 de agosto de 2010).

21E9 Manutenção da capacidade operativa dos Submarinos S-BR “Classe Riachuelo” desenvolvidos no âmbito do Programa de Desenvolvimento de Submarinos (PROSUB)

Constituição Federal, arts. 1, 3 e 4 (dos Princípios Fundamentais) e 142 (das Forças Armadas); Leis Complementares nº 97 de 09/06/1999, nº 117 de 02/09/2004 e nº 136 de 25/08/2010 (dispõem sobre o preparo e emprego das Forças Armadas); Decreto nº 6.703, de 18/12/2008 (Estratégia Nacional de Defesa - END); Lei 14.802/24, que institui o Plano Plurianual (PPA) 2024 -2027; Instrução Normativa nº 1/ EMCFA-MD, de 10/01/2020 (aprova Manual de Boas Práticas para Gestão do Ciclo de Vida de Sistemas de Defesa – MD40-M-01); Parceria Estratégica entre a República Federativa do Brasil e a República Francesa, prevendo cooperação na área de defesa, entre outros, no âmbito de submarinos, firmada pelos respectivos Presidentes da República; e Acordo entre o Governo da República Federativa do Brasil e o Governo da República Francesa na área de Submarinos, firmado pelos respectivos Ministros da Defesa.

21EA Manutenção da capacidade operativa das Fragatas “Classe Tamandaré” desenvolvidas no âmbito do Programa Fragata Classe Tamandaré (PFCT)

Constituição Federal, Arts. 1º, 3º e 4º (dos Princípios Fundamentais) e 142 (das Forças Armadas); Leis Complementares nº 97 de 09/06/1999, nº 117 de 02/09/2004 e nº 136 de 25/08/2010 (dispõem sobre o preparo e emprego das Forças Armadas); Decreto Legislativo nº 179, de 14/12/2018 (Política Nacional de Defesa – PND, Estratégia Nacional de Defesa – END e Livro Branco da Defesa Nacional); Instrução Normativa nº 1/ EMCFA-MD, de 10/01/2020 (aprova Manual de Boas Práticas para Gestão do Ciclo de Vida de Sistemas de Defesa – MD40-M-01) e Parceria Estratégica entre a Marinha do Brasil (MB) e a Empresa Gerencial de Projetos Navais (EMGEPRON).

21GN Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

21GO Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, Lei nº 10.973, de 2 de dezembro de 2004; Lei nº 13.243, de 11 de janeiro de 2016; Decreto nº 9.283, de 7 de fevereiro de 2018; Decreto nº 10.534, de 28 de outubro de 2020, e suas alterações.

21GP Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

21GQ Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

52932 Fundo de Desenvolvimento do Ensino Profissional Marítimo

21GN Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa

Constituição Federal de 1988; Lei Complementar nº 97, de 9 de junho de 1999, e suas alterações.

2510 Prestação de Ensino Profissional Marítimo

Constituição Federal, caput e art. 142; Lei Complementar nº 97 de 09/06/1999 (Redação dada pela Lei Complementar nº 136, de 25 de agosto de 2010); Lei Complementar nº 117 de 02/09/2004; Lei nº 13.502, de 1 de novembro de 2017 (Revogada pela Lei nº 13.844, de 18 de junho de 2019 que apresenta texto alterado pela Medida Provisória nº 1.154, de 2023); Decreto-Lei nº 828 de 05/09/1969; Decreto nº 968 de 29/10/1993(Alterado pelo Decreto nº 9.859 de 25 de junho de 2019); e Decreto nº 4.735 de 11/06/2003 - Revogado pelo Decreto nº 5.201 de 02 de Setembro de 2004.

53101 Ministério da Integração e do Desenvolvimento Regional - Administração Direta

00SX Apoio a Projetos de Desenvolvimento Sustentável Local Integrado

CRFB de 1988, art. 23, inciso VIII - fomentar a produção agropecuária; Lei n° 9.433, de 8 de janeiro de 1997, art. 1º, III - em situações de escassez, o uso prioritário dos recursos hídricos é o consumo humano e a dessedentação de animais; Lei nº 11.346, de 15 de setembro de 2006, art. 4º, I - medidas que mitiguem o risco de escassez de água potável; Lei n° 11.445, de 5 de janeiro de 2007, art. 2º, V, e 48, V, VII, VIII, XIII - saneamento básico; Lei nº 12.305, de 2 de agosto de 2010 - institui a Política Nacional de Resíduos Sólidos; Lei nº 12.787, de 11 de janeiro de 2013 - institui a Política Nacional de Irrigação; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I - combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Lei Complementar nº 210, de 25 de novembro de 2024 - planejamento e execução de emendas e políticas públicas estruturantes; Decreto nº 85.064, de 26 de agosto de 1980 - regulamenta a Lei que dispõe sobre a Faixa de Fronteira; Decreto nº 5.296, de 2 de dezembro de 2004 - promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Decreto nº 6.949, de 25 de agosto de 2009 - promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.217, de 21 de junto de 2010, art. 3º, V, 53, IX, e 68; Decreto nº 7.612, de 17 de novembro de 2011 - institui o Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 7.983, de 8 de abril de 2013 - regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 - descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Resolução Comitê Executivo/MIDR nº 4, de 19 de setembro de 2024, que institui o Programa Cidades Intermediadoras para o Desenvolvimento Regional, no âmbito da PNDR; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 3.227, de 28 de dezembro de 2020 - estabelece o Programa Fronteira Integrada como iniciativa de implementação da Política Nacional de Desenvolvimento Regional; Portaria MIDR nº 1.642, de 9 de maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Portaria MIDR nº 2.737, de 23 de agosto de 2023 - estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; Portaria MIDR nº 3.717, de 30 de novembro de 2023 - estabelece a Estratégia Nacional de Bioeconomia e Desenvolvimento Regional Sustentável do Ministério da Integração e do Desenvolvimento Regional; Portaria nº 2.413, de 9 de julho de 2024 - estabelece o Programa Fronteira Integrada (PFI) como estratégia de implementação da PNDR no âmbito do MIDR; e demais normas correlatas que orientam a atuação integrada da União nos territórios contemplados.

00T5 Apoio à Realização de Estudos, Projetos e Obras dos Entes Federados para Contenção ou Amortecimento de Cheias e Inundações e para Contenção de Erosões Marinhas e Fluviais

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional

00T6 Apoio à Construção do Canal Adutor do Sertão Alagoano

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

00T7 Apoio à Implantação da Adutora do Agreste

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

00T8 Apoio à Construção do Canal Adutor Vertente Litorânea

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

00T9 Apoio à Implantação do Cinturão das Águas do Ceará

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

00TA Apoio à Gestão e Implantação de Sistemas de Purificação e de Dessalinização de Águas Continentais e Marinhas e Rede de Distribuição Associada

Constituição Federal de 1988, art. 21, inciso XIX; Lei n° 9.433, de 8/01/1997; Lei n° 10.204, de 22/02/ 2001, art. 1º; Lei nº 11.346, de 15/09/2006, art. 4º, inciso I; Lei n° 11.445, de 5/01/2007, art. 2º, inciso V e art. 48, incisos V, VII, VIII e XIII; Lei nº 13.019, de 31/07/2014, art. 5º, inciso VIII; Lei nº 13.971, de 27/12/2019, art. 3º, incisos IX e XIII; Decreto nº 7.217, de 21/06/2010, art. 3º, inciso V, art. 53, inciso IX e art. 68; Decreto nº 7.492, de 2/062011, art. 3º, incisos II e III e art. 4º ,incisos II e III; Decreto nº 7.535, de 26/07/2011, art. 2 º, inciso III; Decreto nº 8.726, de 27/04/2016; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Portaria Interministerial nº 169, de 23/04/2012; Portaria Interministerial nº 130, de 23/04/2013, art. 1º, Parágrafo único, inciso I; Portaria Interministerial nº 239, de 03/07/2013; Portaria Interministerial nº 424, de 30/12/2016; Decreto Nº 11.830. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;

00TB Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica

Constituição Federal de 1988, art. 21, inciso XIX; Lei n° 9.433, de 8/01/1997, art. 2º, incisos II, III e IV, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei n° 10.638, de 06/01/2003, art. 1º e art. 2º, inciso I; Lei n° 12.334, de 20/09/2010, art. 3º, incisos I e II e art. 17; Lei n° 10.204, de 22/02/ 2001, art. 1º; Lei nº 11.346, de 15/09/2006, art. 4º, inciso I; Lei n° 11.445, de 5/01/2007, art. 2º, inciso III e V, e art. 48, incisos V, VII, VIII e XIII; Lei nº 13.019, de 31/07/2014, art. 5º, inciso VIII; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 7.217, de 21/06/2010, art. 3º, inciso V, art. 53, inciso IX e art. 68; Decreto nº 7.535, de 26/07/2011, art. 2 º, inciso III; Decreto nº 11.855, de 26/12/2023; Decreto nº 12.504, de 12 DE junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

Ação Orçamentária / Base Legal

00TD Apoio aos Polos e Projetos de Agricultura Irrigada

CRFB, art. 43, § 3º, art. 187, VII, CRFB – ADCT, art. 42, II, parágrafo único; Lei nº 12.787, de 11 de janeiro de 2013 – Política Nacional de Irrigação; Lei nº 13.844, de 18 de junho de 2019 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional; Decreto nº 7.983, de 8 de abril de 2013 – Regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 11.962, de 22 de março de 2024 - Dispõe sobre a Política Nacional de Desenvolvimento Regional. Portaria MIDR nº 2.154, de 11 de agosto de 2020 - Estabelece a iniciativa Polos de Agricultura Irrigada.

00TE Apoio à Gestão de Projetos Públicos de Irrigação

CRFB, art. 43, § 3º, art. 187, VII, CRFB – ADCT, art. 42, II, parágrafo único; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 12.787, de 11 de janeiro de 2013 – Política Nacional de Irrigação; Lei nº 13.844, de 18 de junho de 2019 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 7.983, de 8 de abril de 2013 – Regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 9.810, de 30 de maio de 2019 - Institui a Política Nacional de Desenvolvimento Regional; Decreto nº 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional.

00TF Apoio à Implantação de Infraestrutura Produtiva e Complementar em Territórios de Fronteira (incluindo Amazônia Azul)

CRFB de 1988, art. 20, § 2º; Lei nº 6.634, de 2 de maio 1979 - dispõe sobre a Faixa de Fronteira; Lei nº 9.394, de 20 de dezembro de 1996 - estabelece as diretrizes e bases da educação nacional; Lei nº 11.346, de 15 de setembro de 2006, art. 4º, I - medidas que mitiguem o risco de escassez de água potável; Lei nº 11.445, de 5 de janeiro de 2007 - Política Nacional de Saneamento Básico; Lei nº 11.771, de 17 de setembro de 2008 - dispõe sobre a Política Nacional de Turismo; Lei nº 12.305, de 2 de agosto de 2010 - Política Nacional de Resíduos Sólidos; Lei nº 12.787, de 11 de janeiro de 2013 - Política Nacional de Irrigação; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.597, de 14 de junho de 2023 - institui a Lei Geral do Esporte; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I - combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Lei Complementar nº 210, de 25 de novembro de 2024 - planejamento e execução de emendas e políticas públicas estruturantes; Decreto nº 85.064, de 26 de agosto de 1980 - regulamenta a Lei que dispõe sobre a Faixa de Fronteira; Decreto nº 5.296, de 2 de dezembro de 2004 - promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Decreto nº 6.949, de 25 de agosto de 2009 - promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.217, de 21 de junto de 2010, art. 3º, V, 53, IX, e 68; Decreto nº 7.612, de 17 de novembro de 2011 - institui o Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 7.983, de 8 de abril de 2013 - regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 9.961, de 8 de agosto de 2019 - institui a Comissão Permanente para o Desenvolvimento e a Integração da Faixa de Fronteira; Decreto nº 10.426, de 16 de julho de 2020 - descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Resolução Comitê Executivo/MIDR nº 4, de 19 de setembro de 2024, que institui o Programa Cidades Intermediadoras para o Desenvolvimento Regional, no âmbito da PNDR; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 1.082, de 25 de abril de 2019 - estabelece a iniciativa polos de Agricultura Irrigada; Portaria MIDR nº 3.227, de 28 de dezembro de 2020 - estabelece o Programa Fronteira Integrada como iniciativa de implementação da Política Nacional de Desenvolvimento Regional; Portaria MIDR nº 1.642, de 9 de maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Portaria MIDR nº 2.737, de 23 de agosto de 2023 - estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; Portaria MIDR nº 3.717, de 30 de novembro de 2023 - estabelece a Estratégia Nacional de Bioeconomia e Desenvolvimento Regional Sustentável do Ministério da Integração e do Desenvolvimento Regional; Portaria nº 2.413, de 9 de julho de 2024 - estabelece o Programa Fronteira Integrada (PFI) como estratégia de implementação da PNDR no âmbito do MIDR; e demais normas correlatas que orientam a atuação integrada da União nos territórios contemplados.

00VA Apoio à Implantação de Tecnologias de Acesso à Água

Lei n° 9.433, de 8 de janeiro de 1997, art. 1º, III - em situações de escassez, o uso prioritário dos recursos hídricos é o consumo humano e a dessedentação de animais; Lei nº 10.204, de 22 de fevereiro de 2001 - altera a Lei nº 4.229, de 1º de junho de 1963, que autoriza a doação de bens e dá outras providências; Lei nº 10.638, de 6 de janeiro de 2003 - institui o Programa Permanente de Combate à Seca (PROSECA); Lei nº 11.346, de 15 de setembro de 2006, art. 4º, I - medidas que mitiguem o risco de escassez de água potável; Lei nº 11.445, de 5 de janeiro de 2007, art. 2º, V, e 48, V, VII, VIII, XIII - saneamento básico; Lei nº 12.651, de 25 de maio de 2012 - dispõe sobre a proteção da vegetação nativa; Lei nº 12.787, de 11 de janeiro de 2013 - institui a Política Nacional de Irrigação; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I – combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Lei Complementar nº 210, de 25 de novembro de 2024 - planejamento e execução de emendas e políticas públicas estruturantes; Decreto nº 7.217, de 21 de junto de 2010, art. 3º, V, 53, IX, e 68; Decreto nº 7.983, de 8 de abril de 2013 - regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 - dispõe sobre descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Resolução Comitê Executivo/MIDR nº 4, de 19 de setembro de 2024, que institui o Programa Cidades Intermediadoras para o Desenvolvimento Regional, no âmbito da PNDR; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 1.642, de 9 maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Normas Técnicas (ABNT) NBR nº 12.212 - que estabelece os requisitos para a elaboração de projeto de poço para captação de água subterrânea; ABNT NBR nº 12.244 - que estabelece os requisitos para a construção de poço para captação de água subterrânea.

1211 Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte

CRFB de 1988, art. 23, inciso VIII - fomentar a produção agropecuária; Lei nº 9.394, de 20 de dezembro de 1996 - estabelece as diretrizes e bases da educação nacional; Lei nº 11.346, de 15 de setembro de 2006, art. 4º, I - medidas que mitiguem o risco de escassez de água potável; Lei n° 11.445, de 5 de janeiro de 2007, art. 2º, V, e 48, V, VII, VIII, XIII - saneamento básico; Lei nº 11.771, de 17 de setembro de 2008 - dispõe sobre a Política Nacional de Turismo; Lei nº 12.305, de 2 de agosto de 2010 - institui a Política Nacional de Resíduos Sólidos; Lei nº 12.787, de 11 de janeiro de 2013 - institui a Política Nacional de Irrigação; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.597, de 14 de junho de 2023 - institui a Lei Geral do Esporte; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I - combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Lei Complementar nº 210, de 25 de novembro de 2024 - planejamento e execução de emendas e políticas públicas estruturantes; Decreto nº 85.064, de 26 de agosto de 1980 - regulamenta a Lei que dispõe sobre a Faixa de Fronteira; Decreto nº 5.296, de 2 de dezembro de 2004 - promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Decreto nº 6.949, de 25 de agosto de 2009 - promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.217, de 21 de junto de 2010, art. 3º, V, 53, IX, e 68; Decreto nº 7.612, de 17 de novembro de 2011 - institui o Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 7.983, de 8 de abril de 2013 - regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 - descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Resolução Comitê Executivo/MIDR nº 4, de 19 de setembro de 2024, que institui o Programa Cidades Intermediadoras para o Desenvolvimento Regional, no âmbito da PNDR; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 3.227, de 28 de dezembro de 2020 - estabelece o Programa Fronteira Integrada como iniciativa de implementação da Política Nacional de Desenvolvimento Regional; Portaria MIDR nº 1.642, de 9 de maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Portaria MIDR nº 2.737, de 23 de agosto de 2023 - estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; Portaria MIDR nº 3.717, de 30 de novembro de 2023 - estabelece a Estratégia Nacional de Bioeconomia e Desenvolvimento Regional Sustentável do Ministério da Integração e do Desenvolvimento Regional; Portaria nº 2.413, de 9 de julho de 2024 - estabelece o Programa Fronteira Integrada (PFI) como estratégia de implementação da PNDR no âmbito do MIDR; e demais normas correlatas que orientam a atuação integrada da União nos territórios contemplados.

12EP Integração do Rio São Francisco com as Bacias do Nordeste Setentrional (Eixo Leste)

Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional, Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 13.844, de 11/11/2019, art. 29, inciso IV; Decreto nº 5.995, de 19 de dezembro de 2006, art.4ª, inciso I; Decreto nº 11.065, de 06 de maio de 2022, art. 19, incisos I e II. Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

152D Construção do Sistema Adutor Ramal do Agreste Pernambucano

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 13.844, de 11/11/2019, art. 29, inciso IV; Decreto nº 5.995, de 19/12/2006, art. 1º, § 2º e Art. 4º, incisos IV e V; Decreto nº 11.065, de 06 de maio de 2022, art. 19, incisos I e II. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025 -Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

15DX Construção do Sistema Adutor Ramal do Piancó

Lei nº 9.433, de 8 de janeiro de 1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 13.844, de 11 de novembro de 2019, art. 29, inciso IV; Decreto nº 5.995, de 19 de dezembro de 2006, art. 1º, §2º e art. 4º, incisos IV e V; Decreto nº 11.065, de 6 de maio de 2022, art. 19, incisos I e II. Decreto n 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

15ZK Implantação do Projeto Seridó

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 13.844, de 11/11/2019, art. 29, inciso IV; Decreto nº 11.065, de 06 de maio de 2022, art. 19, incisos I e II. Decreto nº 12.504, de 12 de junho de 2025

2000 Administração da Unidade

Lei nº 13.844, de 18 de junho de 2019 e Decreto n° 9.666, de 2 de janeiro de 2019; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

20VR Conservação e Recuperação de Bacias Hidrográficas

Constituição Federal de 1988, art. 21, inciso XIX, e art. 225, § 1º, incisos I e VI; Lei nº 6.938, de 31/08/1981, art. 2º, incisos II, VI, VIII e X, art. 4º, inciso VI; Lei nº 9.433, de 8/01/1997, art. 1º, incisos V e VI, art. 29, inciso IV, art. 30, inciso IV e art. 31; Lei nº 9.795, de 27/04/1999, art. 3º, inciso I e art. 8º; Lei nº 9.984, de 17/07/2000, art. 2º, art. 3º, incisos XI, XV e XVII; Lei nº 9.985, de 18/07/2000, art. 2º, incisos XI e XIII; Lei 12.187, de 29/12/2009; Lei nº 12.651, de 25/05/2012, art. 61-A, § 13 e § 17; Decreto nº 9.578, de 22/11/2018; Lei nº 13.971, de 27/12/2019; Lei nº 14.119, de 13/01/2021; art. 3º, incisos IX e XIII; Decreto nº 8.834, de 9/08/2016, art. 1º e art. 2º; Decreto nº 11.065, de 6/05/2022, art. 19, incisos X, XI e XII e art. 22, incisos X, XI, XII, e XIII. Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

20VS Formulação e Apoio à Implementação da Política Nacional de Recursos Hídricos

Constituição Federal de 1988, art. 21, inciso XIX; Lei nº 9.433, de 8/01/1997, art. 1º, incisos IV e VI, art. 35, incisos I, VI, VII e IX e art. 45; Lei nº 13.971, de 27/12/2019, art. 3º, incisos IX e XIII;; Decreto nº 11.065, de 6/05/2022, art. 19, incisos III e VII e art. 22, incisos I, II, III, IV, V, VI e VII; Resolução nº 22, de 24/03/2020, art. 18, incisos III e IX e art. 21, incisos I, II e VIII; Resolução n. 22, de 24/05/2002;Resolução n. 145, de 12/12/2012; Resolução n. 239/2022. Decreto nº 11.960, de 2024, que dispõe sobre o Conselho Nacional de Recursos Hídricos. Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

20WQ Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial

Lei Complementar nº 124, de 3 de janeiro de 2007 - institui a Superintendência do Desenvolvimento da Amazônia (SUDAM); Lei Complementar nº 125, de 3 de janeiro de 2007 - institui a Superintendência do Desenvolvimento do Nordeste (SUDENE); Lei Complementar nº 129, de 8 de janeiro de 2009 - institui a Superintendência do Desenvolvimento do Centro-Oeste (SUDECO); Lei Complementar nº 210, de 25 de novembro de 2024 - planejamento e execução de emendas e políticas públicas estruturantes; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I - combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 - dispõe sobre descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 10.544, de 16 de novembro 2020 - aprova o X Plano Setorial para os Recursos do Mar; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Resolução Comitê Executivo/MIDR nº 4, de 19 de setembro de 2024, que institui o Programa Cidades Intermediadoras para o Desenvolvimento Regional, no âmbito da PNDR; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MDR nº 3.149, de 27 dezembro de 2019 - Comitê-Executivo da Câmara de Políticas de Integração Nacional e Desenvolvimento Regional; Portaria MIDR nº 3.227, de 28 de dezembro de 2020 - estabelece o Programa Fronteira Integrada como iniciativa de implementação da Política Nacional de Desenvolvimento Regional; Portaria MIDR nº 1.628, de 8 maio de 2023 - dispõe sobre o funcionamento e as competências específicas do Núcleo de Inteligência Regional; Portaria MIDR nº 1.642, de 9 maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Portaria MIDR nº 3.717, de 30 de novembro de 2023 - estabelece a Estratégia Nacional de Bioeconomia e Desenvolvimento Regional Sustentável do Ministério da Integração e do Desenvolvimento Regional; Portaria nº 2.413, de 9 de julho de 2024 - estabelece o Programa Fronteira Integrada (PFI) como estratégia de implementação da PNDR no âmbito do MIDR; e demais normas correlatas que orientam a atuação integrada da União nos territórios contemplados.

214S Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)

Constituição Federal de 1988, art 23, inciso VIII - fomentar a produção agropecuária; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I - combate à fome e redução das desigualdades

Ação Orçamentária / Base Legal

(institui o PPA 2024 a 2027); Lei Complementar nº 210, de 25 de novembro de 2024 - planejamento e execução de emendas e políticas públicas estruturantes; Decreto nº 7.983, de 8 de abril de 2013 - regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 - dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Resolução Comitê Executivo/MIDR nº 4, de 19 de setembro de 2024, que institui o Programa Cidades Intermediadoras para o Desenvolvimento Regional, no âmbito da PNDR; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 3.227, de 28 de dezembro de 2020 - estabelece o Programa Fronteira Integrada como iniciativa de implementação da Política Nacional de Desenvolvimento Regional; Portaria MIDR nº 1.642, de 9 maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Portaria MIDR nº 2.737, de 23 de agosto de 2023 - estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; e Portaria MIDR nº 3.717, de 30 de novembro de 2023 - estabelece a Estratégia Nacional de Bioeconomia e Desenvolvimento Regional Sustentável do Ministério da Integração e do Desenvolvimento Regional; Portaria nº 2.413, de 9 de julho de 2024 - estabelece o Programa Fronteira Integrada (PFI) como estratégia de implementação da PNDR no âmbito do MIDR; e demais normas correlatas que orientam a atuação integrada da União nos territórios contemplados.

214T Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 10.638, de 06/01/2003, art. 1º, incisos II e IV e art. 2º, inciso I; Lei nº 6.088, de 16/07/1974, art. 9º, inciso IV; Decreto nº 5.995, de 19/12/2006, art. 1º, § 2º, art. 3º, inciso IV, Art. 4º, incisos IV e V, art. 12, art. 13 e art. 14; Decreto nº 11.065, de 6 de maio de 2022, art. 19, incisos I e II. Lei nº 11.079, de 30 de dezembro de 2004, que estabelece normas gerais para licitação e contratação de parcerias público-privadas no âmbito da administração pública. Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12, inciso XXIII, Art. 18, inciso XIV e § 8º do PLDO-2023; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

219H Operação e Manutenção da Barragem e da Eclusa do Canal São Gonçalo

Lei nº 13.844, de 18 de junho de 2019 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 81.351, de 17 de fevereiro de 1978 - Que promulgou o Tratado de Cooperação para o aproveitamento dos recursos naturais e o desenvolvimento da Bacia da Lagoa Mirim; Decreto nº 1.148, de 26 de maio de 1994; Decreto nº 4.258, de 4 de junho de 2002 - Aprova o Regimento Interno da Seção Brasileira da Comissão Mista Brasileiro-Uruguaia para o Desenvolvimento da Bacia da Lagoa Mirim (SB/CLM); Decreto nº 12.504, de 12 de junho de 2025 - Estrutura Regimental do Ministério da Integração e do Desenvolvimento Regional.

21DD Reabilitação de Barragens e de Outras Infraestruturas Hídricas

Lei nº 6.088, de 16 de julho de 1974 e demais alterações; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 de setembro de 2010; Decreto nº 11.855, de 26/12/2023; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

21DE Estudos e Projetos de Infraestrutura para Segurança Hídrica

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

21DF Recuperação de Reservatórios Estratégicos para a Integração do Rio São Francisco

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 13.844, de 11/11/2019, art. 29, inciso IV; Decreto nº 5.995, de 19 de dezembro de 2006, art.4ª, incisos I e V; Decreto nº 11.065, de 6 de maio de 2022, art. 19; , incisos I e II; Decreto nº 10.426, de 16 de julho de 2020; Decreto nº 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

21HP Apoio à execução de estudos, planos, projetos e obras de prevenção e proteção à erosão costeira em áreas urbanizadas

Lei nº 12.608, de 10 de abril de 2012;
Lei nº 12.340, de 1° de dezembro de 2010;
Lei nº 14.600, de 19 de junho de 2023;
Decreto nº 11.219, de 5 de outubro de 2022;
Decreto nº 10.689, de 27 de abril de 2021;
Decreto nº 10.593, de 24 de dezembro de 2020;
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 12.504, de 12 de junho de 2025.

21HQ Aquisição de equipamentos para ações de proteção e defesa civil para a estruturação do órgão coordenador do Sistema Federal de Proteção e Defesa Civil

Lei nº 12.608, de 10 de abril de 2012;
Lei nº 12.340, de 1° de dezembro de 2010;
Lei nº 14.600, de 19 de junho de 2023;
Decreto nº 11.219, de 5 de outubro de 2022;
Decreto nº 10.689, de 27 de abril de 2021;
Decreto nº 10.593, de 24 de dezembro de 2020;
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 12.504, de 12 de junho de 2025.

21HX Apoio à Implantação de Segurança de Barragens

Lei nº 9.433, de 8 de janeiro de 1997.
Lei nº 12.334, de 20 de setembro de 2010.
Decreto º 11.310, de 26 de dezembro de 2022.
Decreto nº 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

21IE Fomento aos objetivos e instrumentos da Política Nacional de Irrigação

Art. 43; §3º, Seção IV, da Constituição da República Federativa do Brasil; Decreto n°12.504, de 12 de junho de 2025; Lei n°12.787, de 11 de janeiro de 2013 - institui a Política Nacional de Irrigação; Portaria MDR nº137, de 23 de janeiro de 2020.

22BO Ações de Proteção e Defesa Civil

"Lei nº 12.608, de 10 de abril de 2012;
Lei nº 12.340, de 1° de dezembro de 2010;
Lei nº 14.600, de 19 de junho de 2023;
Decreto nº 11.219, de 5 de outubro de 2022;
Decreto nº 10.689, de 27 de abril de 2021;
Decreto nº 10.593, de 24 de dezembro de 2020;
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 12.504, de 12 de junho de 2025;
Portaria MDR nº 3646, de 2 de fevereiro de 2022;
Portaria MDR nº 260, de 2 de fevereiro de 2022;
Portaria MIDR nº 1.466, de 7 de maio de 2024;
Portaria MIDR nº 1.384, de 6 de maio de 2024;
Portaria MDR nº 2.366, de 5 de julho de 2022;
Portaria MDR nº 998, de 5 de abril de 2022;
Portaria MDR nº 3.033, de 4 de dezembro de 2020;
Portaria interministerial MI/MD nº 1, de 25 de julho de 2012 e alterações posteriores."

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Art. 7º, inciso V, da Lei nº 13.502, de 1º de novembro de 2017;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.038, de 26 de abril de 2017.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

5900 Integração do Rio São Francisco com as Bacias dos Rios Jaguaribe, Piranhas-Açu e Apodi (Eixo Norte)

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Lei nº 13.844, de 11/11/2019, art. 29, inciso IV; Decreto nº 5.995, de 19 de dezembro de 2006, art.4ª, inciso I; Decreto nº 11.065, de 6 de maio de 2022, art. 19, incisos I e II. Decreto nº 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

8172 Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec

Lei nº 12.340, de 1° de dezembro de 2010;
Lei nº 12.608, de 10 de abril de 2012;
Lei nº 14.600, de 19 de junho de 2023;
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 10.593, de 24 de dezembro de 2020;
Decreto nº 10.689, de 27 de abril de 2021;
Decreto nº 11.219, de 5 de outubro de 2022;
Decreto nº 12.504, de 12 de junho de 2025.

8348 Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres

Lei nº 12.340, de 1° de dezembro de 2010;
Lei nº 12.334, de 20 de setembro de 2010;
Lei nº 12.608, de 10 de abril de 2012;
Lei nº 14.600, de 19 de junho de 2023;
Decreto nº 10.593, de 24 de dezembro de 2020;
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 10.689, de 27 de abril de 2021;
Decreto nº 11.219, de 5 de outubro de 2022;
Decreto nº 12.504, de 12 de junho de 2025;
Portaria MIDR nº 3.033, de 4 de dezembro de 2020.

53201 Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF

00SX Apoio a Projetos de Desenvolvimento Sustentável Local Integrado

CRFB de 1988, art. 23, inciso VIII - fomentar a produção agropecuária; Lei n° 9.433, de 8 de janeiro de 1997, art. 1º, III - em situações de escassez, o uso prioritário dos recursos hídricos é o consumo humano e a dessedentação de animais; Lei nº 11.346, de 15 de setembro de 2006, art. 4º, I - medidas que mitiguem o risco de escassez de água potável; Lei n° 11.445, de 5 de janeiro de 2007, art. 2º, V, e 48, V, VII, VIII, XIII - saneamento básico; Lei nº 12.305, de 2 de agosto de 2010 - institui a Política Nacional de Resíduos Sólidos; Lei nº 12.787, de 11 de janeiro de 2013 - institui a Política Nacional de Irrigação; Lei nº 13.019, de 31 de julho de 2014 - estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I - combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Decreto nº 85.064, de 26 de agosto de 1980 - regulamenta a Lei que dispõe sobre a Faixa de Fronteira; Decreto nº 5.296, de 2 de dezembro de 2004 - promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Decreto nº 6.949, de 25 de agosto de 2009 - promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.217, de 21 de junto de 2010, art. 3º, V, 53, IX, e 68; Decreto nº 7.612, de 17 de novembro de 2011 - institui o Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 7.983, de 8 de abril de 2013 - regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 - regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 - descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.531, de 16 de maio de 2023 - dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Decreto nº 11.962, de 22 de março de 2024 - dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.038, de 29 de maio de 2024 - institui a Política Nacional de Fronteiras e o seu Comitê Nacional; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - estabelece normas complementares ao Decreto nº 11.531/2023; Portaria MI nº 34, de 18 de janeiro de 2018 - atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 3.227, de 28 de dezembro de 2020 - estabelece o Programa Fronteira Integrada como iniciativa de implementação da Política Nacional de Desenvolvimento Regional; Portaria MIDR nº 1.642, de 9 de maio de 2023 - institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Portaria MIDR nº 2.737, de 23 de agosto de 2023 - estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; Portaria MIDR nº 3.717, de 30 de novembro de 2023 - estabelece a Estratégia Nacional de Bioeconomia e Desenvolvimento Regional Sustentável do Ministério da Integração e do Desenvolvimento Regional; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

00TD Apoio aos Polos e Projetos de Agricultura Irrigada

CRFB, art. 43, § 3º, art. 187, VII, CRFB – ADCT, art. 42, II, parágrafo único; Lei nº 12.787, de 11 de janeiro de 2013 – Política Nacional de Irrigação; Lei nº 13.844, de 18 de junho de 2019 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança; Decreto nº 7.983, de 8 de abril de 2013 – Regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 11.962, de 22 de março de 2024 - Dispõe sobre a Política Nacional de Desenvolvimento Regional. Portaria MIDR nº 2.154, de 11 de agosto de 2020 - Estabelece a iniciativa Polos de Agricultura Irrigada.

00UM Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação de Sistemas de Esgotamento Sanitário na Área de Atuação da Codevasf

Lei nº 6.088, de 16 de julho de 1974 e demais alterações; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 11.445, de 5 de janeiro de 2007; Lei 13.507, de 17 de novembro de 2017; Lei nº 14.026, de 15 de julho de 2020; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

00UN Apoio à Implantação, Ampliação, Melhorias ou Adequação de Sistemas de Abastecimento de Água em Áreas de Atuação da Codevasf

Lei nº 6.088, de 16 de julho de 1974 e demais alterações; Lei nº 9.433, de 08 de janeiro de 1997; Lei nº 14.026, de 15 de julho de

Ação Orçamentária / Base Legal

2020; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

00UO Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação do Sistema de Saneamento Básico no município de Balsas no Estado do Maranhão

Lei nº 6.088, de 16 de julho de 1974; Lei nº 9.433, de 8 de janeiro de 1997; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

00VB Apoio ao Desenvolvimento da Agricultura Irrigada no Centro-Oeste

Art. 42, I – Ato das Disposições Constitucionais Transitórias (ADCT), que dispõe que a União aplicará 20% dos recursos destinados à irrigação no Centro-Oeste.
Lei nº 12.787, de 11 de janeiro de 2013- Política Nacional de Irrigação; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

00VH Apoio a Projetos para Desenvolvimento Regional

Lei nº 6.088 de 16 de julho e 1974 e demais atualizações; Decreto nº 12.504, de 12 de junho de 2025; Lei nº 14.600, de 19 de junho de 2023; e Decreto nº 9.810, de 30 de maio de 2019 (PNDR).

00WP Apoio para Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto

Lei nº 9.433, de 8 de janeiro de 1997;
Lei nº 13.502, de 1º de novembro de 2017;
DECRETO Nº 12.504, DE 12 DE JUNHO DE 2025.

12FT Implantação do Projeto Público de Irrigação Marrecas/Jenipapo com 1.000 ha

Lei nº 6.088, de 16 de julho de 1974; Lei nº 12.787, de 11 de janeiro de 2013; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

140C Implantação dos Projetos Públicos de Irrigação do Canal do Sertão Alagoano com 13.579 ha no Estado de Alagoas

Lei nº 12.787, de 11 de janeiro de 2013; e Lei nº 6.088 de 16 de julho de 1974; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

14VI Implantação de Infraestruturas para Segurança Hídrica

Lei nº 6.088, de 16 de julho de 1974; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 de setembro de 2010; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

15XT Implantação de Sistemas Adutores para Abastecimento de Água do Canal do Sertão Alagoano

Lei nº 6.088, de 16 de julho de 1974 e demais alterações;
Lei nº 9.433, de 8 de janeiro de 1997;
Lei nº 12.334, de 20 de setembro de 2010
Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

15XV Construção de Sistema Integrado de Abastecimento de Água - Adutora da Fé

Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 setembro de 2010; e Lei nº 6.088, de 16 de julho de 1974; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

15XW Implantação da Barragem Tinguis

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 9.433, de 8 de janeiro de 1997; e Lei nº 12.334, de 20 de setembro de 2010; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

15ZK Implantação do Projeto Seridó

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.065, de 06 de maio de 2022, art. 19, incisos I e II; Decreto nº 11.855, de 26/12/2023; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

162K Implantação do Canal do Sertão Baiano

Lei n.º 6.088 de 16 de julho e 1974 e demais atualizações.
Lei 9.433, de 8 de janeiro de 2007; Lei 14.600, de 19 de junho de 2023;
Decreto nº 12.504, de 12 de junho de 2025

166K Implantação dos Diques da Baixada Maranhense

Lei n.º 6.088 de 16 de julho de 1974 e suas alterações posteriores; Lein.º 9.433 de 8 de janeiro de 1997;
Decreto nº 11.830, de 14 de dezembro de 2023;
Lei nº 14.600, de 19 de junho de 2023;

1692 Implantação do Projeto Público de Irrigação Salitre com 25.323 ha no Estado da Bahia

Lei nº 12.787, de 11 de janeiro de 2013; e Lei nº 6.088 de 16 de julho de 1974.

169E Implantação da Barragem Extrema, localizada no Ribeirão Extrema, no município de São João D'Aliança-GO

Decreto 11.962 de 22 de março de 2024;
Decreto nº 12.504, 12 de junho de 2025

2000 Administração da Unidade

Lei nº 6.088, de 16 de julho de 1974;
Lei nº 9.433, de 8 de janeiro de 1997;
Lei nº 12.334, de 20 de setembro de 2010; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

20EY Operação e Manutenção de Projetos Públicos de Irrigação de Interesse Social

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; e Lei nº 12.787, de 11 de janeiro de 2013; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025

20N4 Operação e Manutenção de Infraestruturas Hídricas

Lei nº 6.088, de 16 de julho de 1974 e demais alterações;
Lei nº 9.433, de 8 de janeiro de 1997;
Lei nº 12.334, de 20 de setembro de 2010; Lei 14.600, de 19 de junho de 2023;
Decreto nº 12.504, de 12 de junho de 2025.

212M Apoio e Estruturação de Projetos Aquícolas na Área de Atuação da Codevasf

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 12.787, de 11 de janeiro de 2013; Lei n° 12.852, de 05 de agosto de 2013; Lei nº 13.303, de 30 de junho de 2016; Lei nº 13.507, de 17 de novembro de 2017; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

214S Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)

Lei nº 6.088, de 16 de julho de 1974 e demais alterações;
Lei nº 12.787, de 11 de janeiro de 2013;
Lei n° 12.852, de 05 de agosto de 2013;
Lei nº 13.303, de 30 de junho de 2016;
Lei nº 13.507, de 17 de novembro de 2017;
Decreto nº 9.810, de 30 de maio de 2019 - Institui a Política Nacional de Desenvolvimento Regional;
Decreto nº 12.504, de 12 de junho de 2025;
Portaria nº 2.737, de 23 de agosto de 2023; Lei 14.600, de 19 de junho de 2023.

214T Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF

Lei nº 6.088, de 16 de julho de 1974 e demais alterações;
Lei nº 9.433, de 08 de janeiro de 1997;
Lei nº 10.638, de 06 de janeiro de 2003;
Lei 14.600, de 19 de junho de 2023;
Decreto nº 5.995/2006, alterado pelo Decreto nº 8.207/2014;
Decreto nº 11.830, de 14 de dezembro de 2023.

21DD Reabilitação de Barragens e de Outras Infraestruturas Hídricas

Lei nº 6.088, de 16 de julho de 1974 e demais alterações; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 de setembro de 2010; Decreto nº 11.855, de 26/12/2023; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

21DE Estudos e Projetos de Infraestrutura para Segurança Hídrica

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.855, de 26/12/2023. Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

21DG Recuperação Hidroambiental nas Bacias Hidrográficas na Área de Atuação da Codevasf

Lei nº 6.088, de 16 de julho de 1974 e demais alterações.
Lei nº 9.433, de 8 de janeiro de 1997;
Lei nº 12.651, de 25 de Maio de 2012 e
Lei 13.507, de 17 de novembro de 2017
Lei 14.600, de 19 de junho de 2023;
Decreto Nº 12.504, de 12 junho 2025

21DI Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação

Lei nº 4.947, de 6 de abril de 1966;
Lei nº 6.088, de 16 de junho de 1974 e demais alterações;
Lei nº 6.938, de 31 de agosto de 1981;
Lei nº 9.433, de 8 de janeiro de 1997;
Lei nº 12.787, de 11 de janeiro de 2013;
Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.
Decreto n°4.449 de 30 de agosto de 2002;
Decreto nº 5.570, de 31 de outubro de 2005;
Resolução CONAMA nº 001, de 23 de janeiro de 1986;
Resolução CONAMA nº 237, de 19 de dezembro de 1997;
DECRETO Nº 12.504, DE 12 DE JUNHO DE 2025

21DJ Estudos e Projetos para Implantação de Projetos Públicos de Irrigação

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 12.787, de 11 de janeiro de 2013; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

21DK Gestão de Projetos Públicos de Irrigação

Lei nº 6.088 de 16 de julho de 1974 e demais alterações;
Lei nº 12.787, de 11 de janeiro de 2013;
Lei 14.600, de 19 junho de 2023;
Decreto nº 12.504, de 12 de junho de 2025.

21H1 Auxílio ao Filho com Deficiência

Lei Nº 14.600, de 19 de junho de 2023; Decreto Nº 12.504, de 12 junho 2025; Cláusula Quinquagésima primeira do Acordo Coletivo de Trabalho da Codevasf

21HR Regularização Ambiental e Fundiária

Lei nº 4.947, de 6 de abril de 1966; Lei nº 6.088, de 16 de junho de 1974 e demais alterações; Lei nº 6.938, de 31 de agosto de 1981; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.787, de 11 de janeiro de 2013; Decreto nº 4.449, de 30 de agosto de 2002; Decreto nº 5.570, de 31 de outubro de 2005; Resolução CONAMA nº 001, de 23 de janeiro de 1986; Resolução CONAMA nº 237, de 19 de dezembro de 1997; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança.

2819 Funcionamento de Estações e Centros de Pesquisa em Aquicultura

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 12.787, de 11 de janeiro de 2013; Lei n° 12.852, de 05 de agosto de 2013; Lei nº 13.303, de 30 de junho de 2016; Lei nº 13.507, de 17 de novembro de 2017; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

2869 Operação das Linhas de Navegação no Lago de Três Marias

Lei nº 6.088, de 16/07/74 e demais alterações, bem como processo judicial nº 1000007.2018.4.01.3812; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

4786 Capacitação e Monitoramento da População Rural (Projeto Amanhã)

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 12.787, de 11 de janeiro de 2013; Lei n° 12.852, de 05 de gosto de 2013; Lei nº 13.303, de 30 de junho de 2016; Lei nº 13.507, de 17 de novembro de 2017;
Decreto nº 11.830/2023, de 14 de dezembro de 2023; Decreto nº 12.504, de 12 junho de 2025.

5260 Implantação do Projeto Público de Irrigação Pontal

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 12.787, de 11 de janeiro de 2013; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

5308 Construção da Barragem Jequitaí

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 9.433, de 8 de janeiro de 1997; e Lei nº 12.334, de 20 de setembro de 2010; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025.

5314 Implantação do Projeto Público de Irrigação Baixio de Irecê

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 12.787, de 11 de janeiro de 2013; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

7G88 Construção da Barragem Atalaia no Estado do Piauí

Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 de setembro de 2010; e Lei nº 6.088, de 16 de julho de 1974; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023.

7X91 Implantação do Canal do Xingó

Lei nº 6.088, de 16 de julho de 1974 e alterações posteriores; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 de setembro de 2010; Lei 14.600, de 19 de junho de 2023; Decreto nº 12.504, de 12 de junho de 2025

Ação Orçamentária / Base Legal

7XZ4 Construção da Adutora Agreste Potiguar no estado do Rio Grande do Norte

Lei nº 9.433, de 8/01/1997, art. 2º, incisos II e III, art. 3º, incisos I, II e IV e art. 30, inciso II, art. 31; Decreto nº 11.830, de 14/12/2023, art. 21, incisos I e II. Lei nº 14.600, de 11/11/2019, art. 26, inciso XI, alinea "c".

53202 Superintendência do Desenvolvimento da Amazônia

00TB Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica

Decreto nº 11.962, de 22 de março de 2024 - Dispõe sobre a Política Nacional de Desenvolvimento Regional; Portaria MI nº 34, de 18 de janeiro de 2018 – Atualiza a classificação das microrregiões segundo a tipologia da PNDR; Lei Complementar nº 124 de 03 de janeiro de 2007 - Institui, na forma do art. 43 da Constituição Federal, a Superintendência do Desenvolvimento da Amazônia – SUDAM; Decreto nº 11.230, de 7 de outubro de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Superintendência do Desenvolvimento da Amazônia - Sudam; Resolução CONDEL/SUDAM nº 106, de 4 de agosto de 2023 - Aprovação do Plano Regional de Desenvolvimento da Amazônia (PRDA), para o período 2024-2027.

2000 Administração da Unidade

Lei Complementar n° 124, de 3 de janeiro de 2007.

20WQ Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial

Lei Complementar nº 124 de 03 de janeiro de 2007 - Institui, na forma do art. 43 da Constituição Federal, a Superintendência do Desenvolvimento da Amazônia – SUDAM; Lei nº 13.019, de 31 de julho de 2014 – Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Decreto nº 11.230, de 7 de outubro de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Superintendência do Desenvolvimento da Amazônia - Sudam; Decreto nº 11.962, de 22 de março de 2024 - Dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.363, de 17 de janeiro de 2025 – Aprova o XI Plano Setorial para os Recursos do Mar; Decreto nº 12.504, de 12 de junho de 2025; Portaria MDR nº 3.149, de 27 dezembro de 2019 – Comitê-Executivo da Câmara de Políticas de Integração Nacional e Desenvolvimento Regional; Portaria MIDR nº 1.628, de 8 maio de 2023 – Dispõe sobre o funcionamento e as competências específicas do Núcleo de Inteligência Regional; Portaria MIDR nº 1.642, de 9 maio de 2023 – Institui o Programa de Desenvolvimento das Capacidades para Integração e Desenvolvimento Regional (PCDR); Resolução CONDEL/SUDAM nº 106, de 4 de agosto de 2023 - Aprovação do Plano Regional de Desenvolvimento da Amazônia (PRDA), para o período 2024-2027 e a Minuta do Projeto de Lei que institui o referido Plano.

214S Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)

Constituição Federal de 1988, art 23, inciso VIII (fomentar a produção agropecuária); Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I – combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Decreto nº 11.962, de 22 de março de 2024 - Dispõe sobre a Política Nacional de Desenvolvimento Regional; Decreto nº 12.504, DE 12 de junho de 2025; Portaria MIDR nº 2.737, de 23 de agosto de 2023 – Estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; Lei Complementar nº 124 de 03 de janeiro de 2007 - Institui, na forma do art. 43 da Constituição Federal, a Superintendência do Desenvolvimento da Amazônia – SUDAM; Decreto nº 11.230, de 7 de outubro de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Superintendência do Desenvolvimento da Amazônia - Sudam; Resolução CONDEL/SUDAM nº 106, de 4 de agosto de 2023 - Aprovação do Plano Regional de Desenvolvimento da Amazônia (PRDA), para o período 2024-2027 e a Minuta do Projeto de Lei que institui o referido Plano.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

1) Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; 2) Art. 12, inciso XXV, do PLDO-2026.

4542 Fomento à Pesquisa, Tecnologia e Inovação para o Desenvolvimento Sustentável da Biodiversidade Amazônica

Constituição Federal de 1988, art 218 (promoção e incentivo ao desenvolvimento científico, a pesquisa e a capacitação tecnológicas); Lei Complementar nº 124 de 03 de janeiro de 2007 - Institui, na forma do art. 43 da Constituição Federal, a Superintendência do Desenvolvimento da Amazônia – SUDAM; Decreto nº 9.810, de 30 de maio de 2019 – Institui a Política Nacional de Desenvolvimento Regional; Decreto nº 11.230, de 7 de outubro de 2022 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Superintendência do Desenvolvimento da Amazônia - Sudam; Decreto nº 12.044, de 5 de junho de 2024 - Institui a Estratégia Nacional de Bioeconomia; Decreto nº 12.504, de 12 de junho de 2025; Portaria MI nº 34, de 18 de janeiro de 2018 – Atualiza a classificação das microrregiões segundo a tipologia da PNDR; Resolução CONDEL/SUDAM nº 106, de 4 de agosto de 2023 - Aprovação do Plano Regional de Desenvolvimento da Amazônia (PRDA), para o período 2024-2027; Resolução DICOL/SUDAM Nº 1058, de 19 de agosto DE 2024 que aprova o Programa de Desenvolvimento Científico, Tecnológico e de Inovação da Amazônia Legal (PDCTIA) - 2024/2027.

53203 Superintendência do Desenvolvimento do Nordeste

2000 Administração da Unidade

Lei Complementar nº 125, de 3 de janeiro de 2007.

20WQ Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial

Lei Complementar nº 125, de 3 de janeiro de 2007; Decreto nº 11.056, de 29 de abril de 2022; Decreto nº 11.962, de 22 de março de 2024; Portaria MIDR nº 1.534, de 7 de abril de 2023; e Portaria Interministerial ME/MDR nº 4.905, de 22 de junho de 2022.

214S Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)

Lei Complementar nº 125, de 3 de janeiro de 2007; Decreto nº 11.056, de 29 de abril de 2022; e Decreto nº 11.962, de 22 de março de 2024.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei nº 8112, de 11 de dezembro de 1990; art. 12, inciso XXV, art. 18, inciso XIII, e § 7º do PLDO-2026.

4640 Capacitação de Recursos Humanos para a Competitividade com Vistas ao Desenvolvimento Regional

Lei Complementar nº 125, de 3 de janeiro de 2007; Decreto nº 11.056, de 29 de abril de 2022; e Decreto nº 11.962, de 22 de março de 2024.

8340 Inovação para o Desenvolvimento Regional

Lei Complementar nº 125, de 3 de janeiro de 2007; Decreto nº 11.056, de 29 de abril de 2022; e Decreto nº 11.962, de 22 de março de 2024.

8917 Fortalecimento das Administrações Locais

Lei Complementar nº 125, de 3 de janeiro de 2007; Decreto nº 11.056, de 29 de abril de 2022; e Decreto nº 11.962, de 22 de março de 2024.

53204 Departamento Nacional de Obras Contra as Secas - DNOCS

00TG Apoio à Construção da Barragem Oiticica

Lei nº 4.229, de 1º de junho de 1963; Lei nº 9.433, de 8 de janeiro de 1997; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.334, de 20 de setembro de 2010; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regiona, Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a" do Art. 41)

11AA Construção da Barragem Fronteiras

Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 4.229, de 1º de junho de 1963; Lei nº 9.433, de 8 de janeiro de 1997; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.334, de 20 de setembro de 2010; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regiona, Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a" do Art. 41).

14VI Implantação de Infraestruturas para Segurança Hídrica

Lei nº 4.229, de 1º de junho de 1963; Lei nº 9.433, de 8 de janeiro de 1997; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 10.683, de 28 de maio de 2003; Lei nº 12.334, de 20 de setembro de 2010; Lei nº 13.844, de 11 de novembro de 2019; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a", do Art. 41)

1N64 Implantação da Adutora Pajeú nos Estados de Pernambuco e Paraíba

Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional, Lei nº 4.229, de 1º de junho de 1963; Lei nº 9.433, de 8 de janeiro de 1997; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.334, de 20 de setembro de 2010; Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a", do Art. 41)

1O21 Implantação do Projeto Público de Irrigação Tabuleiros Litorâneos de Parnaíba - 2ª Etapa - com 5.985 ha

Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.830, de 14 de dezembro de 2023 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional, Lei nº 4.229, de 1º de junho de 1963; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.787, de 11 de janeiro de 2013; inciso V do Art. 56 da Portaria 43/DNOCS/DG/GAB/ 2017 - Regimento do DNOCS.

2000 Administração da Unidade

Lei nº 4.229, de 1º de junho de 1963 e Lei 10.204, de 22 de fevereiro de 2001

20N4 Operação e Manutenção de Infraestruturas Hídricas

Lei nº 4.229, de 1º de junho de 1963; Lei nº 9.433, de 8 de janeiro de 1997; e Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.334, de 20 de setembro de 2010; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional, Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a", do Art. 41)

21DD Reabilitação de Barragens e de Outras Infraestruturas Hídricas

Lei nº 6.088, de 16 de julho de 1974 e demais alterações; Lei nº 9.433, de 8 de janeiro de 1997; Lei nº 12.334, de 20 de setembro de 2010; Decreto nº 11.855, de 26/12/2023; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025-Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Integração e do Desenvolvimento Regional, e remaneja e transforma cargos em comissão e funções de confiança. Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a" do Art. 41).

21DI Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação

Lei nº 4.229, de 1º de junho de 1963; Lei nº 4.947, de 6 de abril de 1966; Lei nº 6.088, de 16 de junho de 1974; Lei nº 9.433; Lei nº 6.938, de 31 de agosto de 1981; de 8 de janeiro de 1997; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.787, de 11 de janeiro de 2013; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 5.570, de 31 de outubro de 2005; Decreto n°4.449 de 30 de agosto de 2002; Decreto nº12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; inciso V do Art. 56 da Portaria 43/DNOCS/DG/GAB/ 2017 - Regimento do DNOCS; Resolução CONAMA nº 001, de 23 de janeiro de 1986; Resolução CONAMA nº 237, de 19 de dezembro de 1997.

21DK Gestão de Projetos Públicos de Irrigação

Lei nº 4.229, de 1º de junho de 1963, Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.787, de 11 de janeiro de 2013; Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional; Itens V e IX do Art. 1º da Portaria nº 43/DNOCS/DG/GAB/2017 - Regimento do DNOCS

21HT Modernização de Projetos Públicos de Irrigação Nacional

Lei nº 4.229, de 1º de junho de 1963, Lei 10.204, de 22 de fevereiro de 2001
Lei nº 12.787, de 11 de janeiro de 2013
Decreto nº 12.504, de 12 de junho de 2025
Itens V e IX do Art. 1º da Portaria nº 43/DNOCS/DG/GAB/2017 - Regimento do DNOCS

2819 Funcionamento de Estações e Centros de Pesquisa em Aquicultura

Lei nº 4.229, de 1º de junho de 1963, Lei n° 10.204, de 22 de fevereiro de 2001;
Lei 11.959/2009 - Política de Desenvolvimento Sustentável de Aquicultura e Pesca;
Lei nº 14.600, de 19 de junho de 2023 - estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 12.504, de 12 de junho de 2025 - aprova a estrutura regimental do Ministério da Integração e do Desenvolvimento Regional;
Art. 57 da Portaria DNOCS/DG/GAB nº 43, de 31 de janeiro de 2017

7M12 Construção da Barragem Poço de Varas

Lei nº 4.229, de 1º de junho de 1963; Lei nº 9.433, de 8 de janeiro de 1997; Lei 10.204, de 22 de fevereiro de 2001; Lei nº 12.334, de 20 de setembro de 2010; Decreto nº 12.504, de 12 de junho de 2025; Portaria 43/DNOCS/DG/GAB de 31 de janeiro de 2017 - Regimento Interno (Inciso I, alínea "a" do Art. 41).

53207 Superintendência do Desenvolvimento do Centro-Oeste - SUDECO

00SX Apoio a Projetos de Desenvolvimento Sustentável Local Integrado

CRFB de 1988, art. 23, inciso VIII (fomentar a produção agropecuária); Lei Complementar nº 129, de 08 de janeiro de 2009; Lei n° 9.433, de 8 de janeiro de 1997, art. 1º, III - em situações de escassez, o uso prioritário dos recursos hídricos é o consumo humano e a dessedentação de animais; Lei nº 11.346, de 15 de setembro de 2006, art. 4º, I – medidas que mitiguem o risco de escassez de água potável; Lei n° 11.445, de 5 de janeiro de 2007, art. 2º, V, e 48, V, VII, VIII, XIII - saneamento básico; Lei nº 13.019, de 31 de julho de 2014 – Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 14.600, de 19 de junho de 2023 – Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.802, de 10 de janeiro de 2024, art. 3º, I – combate à fome e redução das desigualdades (institui o PPA 2024 a 2027); Decreto nº 85.064, de 26 de agosto de 1980 – Regulamenta a Lei que dispõe sobre a Faixa de Fronteira; Decreto nº 5.296, de 2 de dezembro de 2004 – promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Decreto nº 6.949, de 25 de agosto de 2009 – Promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.217, de 21 de junto de 2010, art. 3º, V, 53, IX, e 68; Decreto nº 7.983, de 8 de abril de 2013 – Regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; Decreto nº 8.726, de 27 de abril de 2016 – Regulamenta a Lei nº 13.019, de 31 de julho de 2014; Decreto nº 10.426, de 16 de julho de 2020 – Descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.057, de 29 de abril de 2022; Decreto nº 11.531, de 16 de maio de 2023 – Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.793, de 23 de novembro de 2023 - Institui o Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 11.962, de 22 de março de 2024 - Dispõe sobre a Política Nacional de Desenvolvimento Regional; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 – Estabelece normas complementares ao Decreto nº 11.531/2023; Portaria MI nº 34, de 18 de janeiro de 2018 – Atualiza a classificação das microrregiões segundo a tipologia da PNDR; Portaria MIDR nº 2.737, de 23 de agosto de 2023 – Estabelece as Rotas de Integração como estratégia de desenvolvimento regional e inclusão produtiva; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023; Resolução SUDECO nº 21, de 28 de abril de 2021-

Ação Orçamentária / Base Legal

Dispõe sobre a descentralização de crédito no âmbito da SUDECO; Resolução SUDECO nº 232, de 16 de setembro de 2024; Resolução SUDECO nº 241, de 27 de setembro de 2024 - Dispõe sobre os requisitos para seleção de projetos a serem apoiados pela Sudeco; Resolução Sudeco nº 167, de 17 de novembro de 2023 – Regimento Interno da SUDECO; DECRETO Nº 12.504, DE 12 DE JUNHO DE 2025

00TD Apoio aos Polos e Projetos de Agricultura Irrigada

Lei Complementar nº 129, de 08 de janeiro de 2009; Lei nº 12.787, de 11 de janeiro de 2013; Lei nº 13.844, de 18 de junho de 2019; Decreto nº 10.426, de 16 de julho de 2020 - Descentralização de créditos entre órgãos e entidades da administração pública federal; Decreto nº 11.057, de 29 de abril de 2022; Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse; Decreto nº 12.504, DE 12 de junho de 2025. Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023; Portaria MDR nº 1.082, de 25 de abril de 2019; Resolução SUDECO nº 21, de 28 de abril de 2021- Dispõe sobre a descentralização de crédito no âmbito da SUDECO; Resolução Sudeco nº 167, de 17 de novembro de 2023; Resolução SUDECO nº 232, de 16 de setembro de 2024; Resolução SUDECO nº 241, de 27 de setembro de 2024 - Dispõe sobre os requisitos para seleção de projetos a serem apoiados pela Sudeco.

00WQ Apoio à Implantação de Infraestrutura Produtiva e Complementar na RIDE/DF na área de atuação da Sudeco

Constituição Federal de 1988, art. 43;
Lei Complementar nº 94, de 19 de fevereiro de 1998;
Lei Complementar nº 129, de 8 de janeiro de 2009;
Lei nº 10.257, de 10 de julho de 2001; Lei nº 12.587, de 3 de janeiro de 2012;
Lei nº 13.089, de 12 de janeiro de 2015;
Decreto nº 7.469, de 4 de maio de 2011;
Decreto nº 10.426, de 16 de julho de 2020 - Descentralização de créditos entre órgãos e entidades da administração pública federal;
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse;
Decreto nº 11.962, de 22 de março de 2024;
Decreto nº 12.504, de 12 de junho de 2025;
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023;
Resolução SUDECO nº 21, de 28 de abril de 2021- Dispõe sobre a descentralização de crédito no âmbito da SUDECO;
Resolução SUDECO nº 232, de 16 de setembro de 2024;
Resolução SUDECO nº 241, de 27 de setembro de 2024 - Dispõe sobre os requisitos para seleção de projetos a serem apoiados pela Sudeco.

2000 Administração da Unidade

Lei Complementar n° 129, de 08 de janeiro de 2009.

20WQ Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial

Lei Complementar nº 129, de 8 de janeiro de 2009;
Lei nº 12.787, de 11 de janeiro de 2013;
Lei nº 13.844, de 18 de junho de 2019;
Decreto nº 10.426, de 16 de julho de 2020;
Decreto nº 11.531, de 16 de maio de 2023;
Decreto nº 11.962, de 22 de março de 2024;
Decreto nº 12.504, de 12 de junho de 2025;
Portaria MDR nº 1.082, de 25 de abril de 2019;
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023;
Resolução SUDECO nº 21, de 28 de abril de 2021;
Resolução SUDECO nº 232, de 16 de setembro de 2024;
Resolução SUDECO nº 241, de 27 de setembro de 2024.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

53210 Agência Nacional de Águas e Saneamento Básico - ANA

00LX Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004)

Lei nº 9.433, de 8 de janeiro de 1997, em especial a seção IV; Lei nº 9.984, de 17 de julho de 2000, em especial o § 6º do art. 4º; e Lei nº 10.881, de 9 de junho de 2004, em especial o § 1º do art. 4º; Lei nº 14.026/2020.

2000 Administração da Unidade

CF 1988; Decreto-Lei 200/1967; e Lei nº 14.600, de 19 de junho de 2023.

20WI Implementação da Política Nacional de Recursos Hídricos

Constituição Federal 1988; Lei nº 9.433/1997; Lei nº 9.648/1998; Lei nº 9.984/2000; Lei nº 12.058/2009; Lei nº 14.026/2020; Decreto nº 3.692/2000; Decreto nº 7.402/2010; e Portaria ANA nº 62, de 2013.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12, inciso XXIII, Art. 18, inciso XIV e § 8º do PLDO-2023.

219R Melhoria da Qualidade Regulatória do Setor de Saneamento

Constituição Federal 1988; Lei nº 9.984/2000; Lei nº 10.768/2003; Lei nº 11.445/2007; e Lei nº 14.026/2020.

2378 Operação da Rede Hidrometeorológica

Constituição Federal 1988; Lei nº 9.433/1997; Lei nº 9.648/1998; Lei nº 9.984/2000; Lei nº 12.058/2009; Lei nº 14.026/2020; Decreto nº 3.692/2000; Decreto nº 7.402/2010; e Portaria ANA nº 62, de 2013.

4926 Regulação e Fiscalização dos Usos de Recursos Hídricos, dos Serviços de Irrigação e Adução de Água Bruta e da Segurança de Barragens

Lei nº 9.433/1997; Lei nº 9.648/1998; Lei nº 9.984/2000; Lei nº 12.058/2009; Lei nº 12.334/2010; Lei nº 14.026/2020; Decreto nº 3.692/2000; Decreto nº 4.024/2001; Decreto nº 7.402/2010; Portaria ANA nº 62, de 2013; e Resolução ANA nº 2020/2014.

54101 Ministério do Turismo - Administração Direta

10V0 Apoio a Projetos de Infraestrutura Turística

Lei nº 11.771, de 17 de setembro de 2008; Decreto 11.531, de 16 de maio de 2023; Portaria Conjunta nº 33, de 30 de agosto de 2023; Portaria Conjunta MGI/MF/CGU nº 28, de 21 de março de 2024; Lei Complementar nº 210, de 25 de novembro de 2024 e Portaria MTur nº 06, de 28 de março de 2025.

2000 Administração da Unidade

CF 1988; Lei nº 14.600, de 2023; Decreto-Lei 200, de 1967; Decreto nº 11.416, de 2023.

20Y3 Promoção e Marketing do Turismo no Mercado Nacional

Lei nº 11.771, de 17 de setembro de 2008; Lei nº 14.600, de 2023; Decreto nº 11.931, de 2024; Portaria MTur nº 17, de 2024; Portaria Conjunta nº 33, de 2023; Portaria Conjunta nº 28, de 2024; Portaria MTur nº 06, de 2025; Instrução Normativa MTur nº 4, de 2021; Instrução Normativa SECOM n° 2, de 2019

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; Art. 12 inciso XXIV e art. 18 inciso XIII e §8º da Lei n° 15.080, de 2024 (LDO-2025).

21DB Estruturação e Ordenamento dos Destinos Turísticos Brasileiros

Lei nº 11.771, de 17 de setembro de 2008; Decreto nº 11.416, de 16 de fevereiro de 2023; Decreto nº 9.763, de 11 de abril de 2019.

21FN Qualidade, Sustentabilidade e Ações Climáticas no Turismo

Lei nº 11.771, de 17 de setembro de 2008; Lei nº 14.600, de 2023; Decreto nº 11.931, de 2024; Portaria MTur nº 17, de 2024; Portaria Conjunta nº 33, de 2023; Portaria Conjunta nº 28, de 2024; Portaria MTur nº 06, de 28 de Março de 2025.

21FO Planejamento, Inteligência, Inovação e Competitividade no Turismo

Lei nº 14.600, de 2023; Lei nº 11.771, de 2008; Decreto nº 11.416, de 2023; Decreto nº 9.763, de 2019; Portaria nº 17, de 2024.

2C01 Promoção de Investimentos Privados, Financiamento, Parcerias e Concessões no Setor de Turismo

Lei nº 11.771, de 17 de setembro de 2008; Decreto nº 11.416, de 16 de fevereiro de 2023; Lei 14.600, de 19 de junho de 2023

2F10 Manutenção de Contrato de Gestão com a Agência Brasileira de Promoção Internacional do Turismo (EMBRATUR)

Lei 14.901, de 25 de junho de 2024, Lei n. 14.002, de 22 de maio de 2020, e Lei n. 11.771 de 17 de setembro de 2008.

54901 Fundo Geral do Turismo

21IM Apoio aos Entes Federativos para a consolidação da Política Nacional do Turismo

Lei nº 14.476, de 14 de dezembro de 2022; Lei nº 14.133, de 1º de abril de 2021; Lei nº 11.771, de 17 de setembro de 2008.

55101 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta

00US Apoio aos Entes Federados por meio do Índice de Gestão Descentralizada do Programa Bolsa Família e do Cadastro Único para Programas Sociais do Governo Federal – IGD

Lei n.º 14.601, de 19 de junho de 2023 - Institui o Programa Bolsa Família; altera a Lei nº 8.742, de 7 de dezembro de 1993 (Lei Orgânica da Assistência Social), a Lei nº 10.820, de 17 de dezembro de 2003, que dispõe sobre a autorização para desconto em folha de pagamento, e a Lei nº 10.779, de 25 de novembro de 2003; e revoga dispositivos das Leis nºs 14.284, de 29 de dezembro de 2021, e 14.342, de 18 de maio de 2022.
Decreto nº 12.064, de 17 de junho de 2024 - Regulamenta o Programa Bolsa Família, instituído pela Lei nº 14.601, de 19 de junho de 2023, e dá outras providências.

00WN Subvenção Econômica de Estruturadores de Negócios (Programa Acredita no Primeiro Passo - Lei nº 14.995, de 10 de outubro de 2024)

Constituição Federal, art. 203, caput, incisos III e VI, art. 204;
Lei nº 8.742, de 7 de dezembro de 1993 - Organização da Assistência Social;
Lei nº 10.735, de 11 de setembro de 2003 - Operações de crédito destinadas à população de baixa renda e a microempreendedores;
Lei nº 13.636, de 20 de março de 2018 - Programa Nacional de Microcrédito Produtivo Orientado (PNMPO);
Lei nº 14.995 de 10 de outubro de 2024.
Decreto nº 7.788, de 15 de agosto de 2012, regulamenta o Fundo Nacional de Assistência Social, instituído pela Lei nº 8.742, de 7 de dezembro de 1993, e dá outras providências;
Decreto nº 6.135, de 26 de junho de 2017 - Cadastro Único para Programas Sociais do Governo Federal;
Portaria MDS nº 386, de 13 de setembro de 2017 - Institui a Rede de Parceiros do Desenvolvimento Social;
Portaria MDS nº 490, de 28 de dezembro de 2017 - Altera a Portaria MDS nº 386, de 13 de setembro de 2017, que institui a Rede de Parceiros do Desenvolvimento Social;
Portaria MDS nº 1.321, de 26 de março de 2018 - Altera a Portaria MDS nº 386, de 13 de setembro de 2017, que institui a Rede de Parceiros do Desenvolvimento Social para as ações realizadas no âmbito do Plano Progredir, do Ministério do Desenvolvimento Social;
Portaria MDS nº 997, de 3 de julho de 2024, dispõe sobre o Programa Acredita no Primeiro Passo e dá outras providências;
Portaria MDS nº 998, de 4 de julho de 2024, que dispõe sobre os agentes estruturadores de negócio e credenciamento de instituições ofertantes do Programa Acredita no Primeiro Passo.
Portaria MDS nº 1.011, de 8 de agosto de 2024, estabelece condições para contratação de operações de crédito no âmbito do Programa Acredita no Primeiro Passo.
Portaria SISEC/MDS nº 8, de 31 de dezembro de 2024, define os objetvos do Programa Acredita no Primeiro Passo para o ano de 2025.
Portaria MDS nº 1.079, de 24 de abril de 2025, estabelece condições para contratação de operações de crédito no âmbito do Programa Acredita no Primeiro Passo e dá outras providências.
Portaria MDS nº 1.081, de 30 de abril de 2025, regulamenta o Programa Acredita no Primeiro Passo e dá outras providências.
Portaria MDS nº 1.092, de 2 de junho de 2025, dispõe sobre os agentes estruturadores de negócio e credenciamento de instituições ofertantes do Programa Acredita no Primeiro Passo e dá outras providências.
Portaria MDS nº 1.093, de 9 de junho de 2025, estabelece os critérios de pagamento de subvenção a instituições financeiras e entidades como equalização de parte do custo de agentes de estruturadores de negócio, contratados para atendimento do público do Programa Acredita no Primeiro Passo, na contratação de operações de microcrédito produtivo orientado, e dispõe sobre o instrumento jurídico a ser firmado entre o Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome e as instituições financeiras e entidades a serem subvencionadas.

2000 Administração da Unidade

Constituição Federal de 1988;
Lei nº 14.600, de 19 de junho 2023. Organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto-Lei nº 200, de 25 de fevereiro de 1967 - Organização da Administração Federal; diretrizes para a Reforma Administrativa.

20GD Inclusão Produtiva Rural

Constituição Federal de 1988 - Artigos 6º, 203, 215, 216, 225 e 231;
Ato das Disposições Constitucionais Transitórias - ADCT - Art. 68;
Emenda Constitucional nº 64, de 4 de outubro de 2010 - Introduz a alimentação como direito social;
Lei n° 11.326, de 24 de julho de 2006 - Agricultura Familiar;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;
Lei nº 12.188 de 11 de janeiro de 2010 - Política Nacional de Assistência Técnica e Extensão Rural para Agricultura Familiar e Programa Nacional de Assistência Técnica e Extensão Rural na Agricultura Familiar e na Reforma Agrária – PRONATER;
Lei nº 12.512, de 14 de outubro de 2011 - Institui o Programa do Fomento às Atividades Produtivas Rurais;
Lei nº 14.628, de 20 de julho de 2023 - Entre outras providências, altera a Lei nº 12.512/2011, passando a definir a inscrição no Cadastro Único para Programas Sociais do Governo Federal;
Decreto nº 6.040 de 07 de fevereiro de 2007 - Institui a Política Nacional de Desenvolvimento Sustentável dos Povos e Comunidades Tradicionais;
Decreto nº 11.422, de 28 de fevereiro de 2023 - Cria a Câmara Interministerial de Segurança Alimentar e Nutricional, no âmbito do SISAN;
Decreto n° 6.393, de 12 de março de 2008 - Compromisso Nacional pelo Desenvolvimento Social;
Decreto nº 7.272, de 25 de agosto de 2010 - Regulamenta o SISAN;
Decreto nº 7.747, de 5 de junho de 2012 - Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas – PNGATI;
Decreto nº 9.221, de 6 de dezembro de 2017 - Regulamenta o Programa de Fomento às Atividades Produtivas Rurais;
Decreto nº 10.088, de 5 de novembro de 2019 – Anexo LXXII – Consolida a Convenção nº 169 da OIT sobre Povos Indígenas e Tribais (adotada em Genebra, em 27 de junho de 1989; aprovada pelo Decreto Legislativo nº 143, de 20 de junho de 2002; depositado o instrumento de ratificação junto ao Diretor Executivo da OIT em 25 de julho de 2002; entrada em vigor internacional em 5 de setembro de 1991, e, para o Brasil, em 25 de julho de 2003, nos termos de seu art. 38; e promulgada em 19 de abril de 2004);
Decreto n° 11.583, de 28 de junho de 2023 - Altera o Decreto nº 9.221/2017, introduzindo o formato de adesão para execução de parceria com entes federados, atualizando a composição do Comitê Gestor, e reajustando o valor do benefício;
Portaria MC Nº 783, de 9 de junho de 2022;

Ação Orçamentária / Base Legal

Portaria MDS nº 882, de 8 de maio de 2023 - Altera a Portaria MC nº 783/2022, possibilitando a reinserção de famílias previamente atendidas pelo Programa de Fomento às Atividades Produtivas Rurais em casos de específicos;
Portaria MDS nº 951, de 22 de dezembro de 2023 - Estabelece parâmetros e normas complementares para a adesão de estados ao Programa de Fomento às Atividades Rurais;
Portaria MDS nº 961, de 19 de fevereiro de 2024 - Dispõe sobre o Serviço de Acompanhamento Familiar para Inclusão Social e Produtiva (SAFISP).
Convenção 169 da OIT sobre Povos Indígenas e Tribais.

20GG Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo)

Constituição Federal, art. 203, caput, incisos III e VI, art. 204;
Lei nº 8.742, de 7 de dezembro de 1993 - Organização da Assistência Social;
Lei nº 10.735, de 11 de setembro de 2003 - Operações de crédito destinadas à população de baixa renda e a microempreendedores;
Lei nº 12.512, de 14 de outubro de 2011, artigos 15-A e 15-B - Programa de Fomento às Atividades Produtivas de Pequeno Porte Urbana para beneficiar os inscritos no Cadastro Único para Programas Sociais do Governo Federal - CadÚnico que exerçam atividade produtiva de pequeno porte formalizada, na qualidade de Microempreendedor Individual – MEI;
Lei nº 13.636, de 20 de março de 2018 - Programa Nacional de Microcrédito Produtivo Orientado (PNMPO);
Lei nº 14.995 de 10 de outubro de 2024;
Decreto nº 7.788, de 15 de agosto de 2012, regulamenta o Fundo Nacional de Assistência Social, instituído pela Lei nº 8.742, de 7 de dezembro de 1993, e dá outras providências;
Decreto nº 6.135, de 26 de junho de 2017 - Cadastro Único para Programas Sociais do Governo Federal;
Decreto nº 9.160, de 26 de setembro de 2017 - Plano Progredir;
Decreto n.º 11.496, de 19 de abril de 2023 - Dispõe sobre o Conselho Nacional do Trabalho, a Comissão Nacional de Erradicação do Trabalho Infantil, a Comissão Tripartite Paritária Permanente, o Conselho Deliberativo do Fundo de Amparo ao Trabalhador, o Conselho Curador do Fundo de Garantia do Tempo de Serviço e o Fórum Nacional de Microcrédito;
Portaria MDS nº 386, de 13 de setembro de 2017 - Institui a Rede de Parceiros do Desenvolvimento Social;
Portaria MDS nº 490, de 28 de dezembro de 2017 - Altera a Portaria MDS nº 386, de 13 de setembro de 2017, que institui a Rede de Parceiros do Desenvolvimento Social;
Portaria MDS nº 1.321, de 26 de março de 2018 - Altera a Portaria MDS nº 386, de 13 de setembro de 2017, que institui a Rede de Parceiros do Desenvolvimento Social para as ações realizadas no âmbito do Plano Progredir, do Ministério do Desenvolvimento Social;
Portaria MDS nº 997, de 3 de julho de 2024, dispõe sobre o Programa Acredita no Primeiro Passo e dá outras providências.
Portaria SISEC/MDS nº 8, de 31 de dezembro de 2024, define os objetivos do Programa Acredita no Primeiro Passo para o ano de 2025.
Portaria MDS nº 1.081, de 30 de abril de 2025, regulamenta o Programa Acredita no Primeiro Passo e dá outras providências.
Portaria MDS nº 1.092, de 2 de junho de 2025, dispõe sobre os agentes estruturadores de negócio e credenciamento de instituições ofertantes do Programa Acredita no Primeiro Passo e dá outras providências.

215I Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN

Emenda Constitucional nº 64, de 4 de fevereiro de 2010 - Introduz a alimentação como direito social;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;
Lei n.º 14600/ 2023 - Organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto Nº 11.679, de 31 de agosto de 2023 - Institui o Plano Brasil Sem Fome.
Decreto Nº 11.937, de 5 de março de2024 - Regulamenta o Programa Cozinha Solidária. (texto original)
Decreto 7.272, de 25 de agosto de 2010 – Institui a Política Nacional de Segurança Alimentar e Nutricional - PNSAN;
Decreto nº 11.392, de 20 de janeiro de 2023 - Estrutura Regimental do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome;
Decreto n. 11.421 de 28 de fevereiro de 2023 - altera o Decreto 6272/ 2007 que dispõe sobre as competências e funcionamento do Consea Nacional;
Decreto n. 11.422 de 28 de fevereiro de 2023 - Dispõe sobre a Câmara Interministerial de Segurança Alimentar e Nutricional - Caisan Nacional.
Decreto Nº 11.822, de 12 de dezembro de 2023 - Institui a Estratégia Nacional de Segurança Alimentar e Nutricional nas Cidades – Alimenta Cidades.
Decreto Nº 11.936, de 5 de março de 2024 - Dispõe sobre a composição da cesta básica de alimentos no âmbito da Política Nacional de Segurança Alimentar e Nutricional e da Política Nacional de Abastecimento Alimentar.
Decreto Nº 11.802, de 28 de novembro de 2023 - Regulamenta o Programa de Aquisição de Alimentos - PAA, instituído pela Lei nº 14.628, de 20 de julho de 2023.
Decreto Nº 11.820, de 12 de dezembro de 2023 - Institui a Política Nacional de Abastecimento Alimentar e dispõe sobre o Plano Nacional de Abastecimento Alimentar.
Resolução CAISAN nº 9, de 13 de dezembro de 2011 - Procedimentos e o conteúdo dos termos para a adesão dos Estados, do Distrito Federal e dos Municípios ao SISAN
Portaria Interministerial MDS/MS Nº 25, de 1º de Setembro de 2023

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990;
Orientação Normativa nº 10, de 2013, que dispõe sobre as regras e procedimentos a serem adotados pelos órgãos setoriais e seccionais do Sistema de Pessoal Civil da Administração Pública Federal – SIPEC, para a concessão do auxílio-moradia.

21CP Operacionalização do Auxílio Emergencial para Enfrentamento da Emergência de Saúde Pública de Importância Internacional Decorrente do Coronavírus (Covid-19)

Emenda Constitucional n.109 de 2021 (Artigo 3º);
Lei nº 13.982, de 02 de abril de 2020; Medida Provisória nº 1.000, de 2 de setembro de 2020;
Medida Provisória nº 1.039, de 18 de março de 2021;
Decreto nº 10.316, de 7 de abril de 2020;
Decreto nº 10.412, de 30 de junho de 2020.

21DV Auxílio Gás dos Brasileiros

Lei n° 14.237, 19 de novembro de 2021 - Institui o auxílio Gás dos Brasileiros; e altera a Lei nº 10.336, de 19 de dezembro de 2001.
Lei n.º 14.601, de 19 de junho de 2023 (Art 20 ao 22) - Institui o Programa Bolsa Família; altera a Lei nº 8.742, de 7 de dezembro de 1993 (Lei Orgânica da Assistência Social), a Lei nº 10.820, de 17 de dezembro de 2003, que dispõe sobre a autorização para desconto em folha de pagamento, e a Lei nº 10.779, de 25 de novembro de 2003; e revoga dispositivos das Leis nºs 14.284, de 29 de dezembro de 2021, e 14.342, de 18 de maio de 2022, e a Medida Provisória nº 1.155, de 1º de janeiro de 2023.

21EL Gestão, Administração e Operacionalização do Programa Bolsa Família

Lei n.º 14.601, de 19 de junho de 2023 - Institui o Programa Bolsa Família; altera a Lei nº 8.742, de 7 de dezembro de 1993 (Lei Orgânica da Assistência Social), a Lei nº 10.820, de 17 de dezembro de 2003, que dispõe sobre a autorização para desconto em folha de pagamento, e a Lei nº 10.779, de 25 de novembro de 2003; e revoga dispositivos das Leis nºs 14.284, de 29 de dezembro de 2021, e 14.342, de 18 de maio de 2022, Decreto nº 12.064, de 17 de junho de 2024 - Regulamenta o Programa Bolsa Família, instituído pela Lei nº 14.601, de 19 de junho de 2023, e dá outras providências.

21FQ Apoio à Formulação e Gestão da Política Nacional de Cuidados

Constituição Federal
Lei Complementar Nº 150, de 1º de junho de 2015 - Dispõe sobre o contrato de trabalho doméstico
Lei Nº 8.069, de 13 de julho de 1990 - Estatuto da Criança e do Adolescente
Lei Nº 8.080, de 19 de setembro de 1990 - Dispõe sobre as condições para a promoção, proteção e recuperação da saúde, a organização e o funcionamento dos serviços correspondentes e dá outras providências.
Lei Nº 8.742, de 7 de dezembro de 1993 - Dispõe sobre a organização da Assistência Social e dá outras providências.
Lei Nº 9.394, de 20 de dezembro de 1996 - Estabelece as diretrizes e bases da educação nacional.
Lei Nº 10.741, de 1º de outubro de 2003 - Estatuto da Pessoa Idosa
Lei Nº 13.146, de 6 de julho de 2015 - Estatuto da Pessoa com Deficiência
Lei Nº 13.257, de 8 de março de 2016 - Marco Legal da Primeira Infância
Lei Nº 15.069, de 23 de dezembro de 2024 - Política Nacional de Cuidados
Decreto Nº 19.841, de 22 de outubro de 1945 - Carta das Nações Unidas;
Decreto Nº 99.710, de 21 de novembro de 1990 - Convenção sobre os Direitos da Criança;
Decreto Nº 3.321, de 30 de dezembro de 1999 - Protocolo Adicional à Convenção Americana sobre Direitos Humanos em Matéria de Direitos Econômicos, Sociais e Culturais ""Protocolo de São Salvador;
Decreto Nº 4.377, de 13 de setembro de 2002 - Convenção sobre a Eliminação de Todas as Formas de Discriminação contra a Mulher
Decreto Nº 6.949, de 25 de agosto de 2009 - Convenção Internacional sobre os Direitos das Pessoas com Deficiência e seu Protocolo Facultativo;
Convenção Nº 100 da OIT sobre Igualdade de Remuneração de Homens e Mulheres Trabalhadores por Trabalho de Igual Valor;
Convenção Nº 103 da OIT sobre o Amparo à Maternidade;
Convenção Nº 111 da OIT sobre Discriminação em Matéria de Emprego e Ocupação;

21FR Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas

Lei Complementar nº 187, de 16 de dezembro de 2021 - Dispõe sobre a certificação das entidades beneficentes e regula os procedimentos referentes à imunidade de contribuições à seguridade social de que trata o § 7º do art. 195 da Constituição Federal;
Decreto nº 11.791, de novembro de 2023, que regulamenta a Lei Complementar nº 187, de dezembro de 2021,
Lei nº 11.343, de 23 de agosto de 2006, alterada pela Lei nº 13.840, de 5 de junho de 2019 - para dispor sobre o Sistema Nacional de Políticas Públicas sobre Drogas (SISNAD) e as condições de atenção aos usuários ou dependentes de drogas e para tratar do financiamento das políticas sobre drogas;
Lei nº 13.019, de 2014, é o instrumento que regula parcerias entre a administração pública e Organizações da Sociedade Civil (OSCs);
Lei nº 14.133, de abril de 2021, de Licitações e Contratos Administrativos;
Decreto Nº 8.726, de 2016, alterado pelo Decreto nº 11.948, de 2024, que regulamenta a Lei nº 13.019, de 2014;
Decreto nº 9.761, de 11 de abril de 2019, que aprova a Política Nacional sobre Drogas;
Decreto nº 11.480, de 2023, Dispõe sobre o Conselho Nacional de Políticas sobre Drogas;
Resolução – RDC nº 29, de 30 de junho de 2011 – Dispõe sobre os requisitos de segurança sanitária;
Nota Técnica Nº 055, de 2013 - GRECS/GGTES/ANVIS que esclarece sore os artigos da RDC Anvisa nº 29, de 2011, e sua aplicabilidade nas instituições conhecidas como Comunidades Terapêuticas e afins;
Resolução nº 1, de 19 de agosto de 2015 – CONAD – Regulamenta, no âmbito do SISNAD, as entidades que realizam o acolhimento de pessoas.Resolução CONAD/SENAD/MJSP n. 8, de 27 de setembro de 2022 – que aprova o Plano Nacional de Políticas sobre Drogas – Planad 2022-2027.
NOTA TÉCNICA Nº 3/2024/SEI/CSIPS/GGTES/DIRE3/ANVISA - Esclarecimentos e orientações sobre o funcionamento das instituições conhecidas como Comunidades Terapêuticas Acolhedoras - RDC nº 29, de 30 de junho de 2011.

21H0 Proteção Socioassistencial em Emergências e Calamidades Públicas

Constituição Federal de 1988 (Art. 203 e 204);
Lei nº 8.742/1993 (LOAS – Lei Orgânica da Assistência Social);
Lei nº 12.435/2011 (Lei do SUAS);
Lei nº 13.019/2014 (Marco Regulatório das Organizações da Sociedade Civil - MROSC);
Lei Nº 13.445/2017 (Lei de Migração);
Lei Nº 13.684/2018 (assistência emergencial para acolhimento a migrantes por crise humanitária);
Decreto Nº 8.726/2016 (regulamenta a MROSC);
Decreto nº 9.285/2018 (fluxo migratório por crise humanitária na Venezuela);
Decreto nº 10.426/2020 (Termos de Execução Descentralizada – TED);
Decreto nº 11.531/2023 (transferências de recursos da União e parcerias sem transferências de recursos);
Decreto Nº 12.412/2025 (Institui o Fundo Rio Doce);
Portaria SNAS nº 112/2021 (Emergência Socioassistencial e a Salvaguarda Social);
Resolução CNAS nº 145/2004 (Política Nacional de Assistência Social – PNAS);
Resolução CNAS nº 33/2012 (Norma Operacional Básica - NOB/SUAS);
Resolução CNAS nº 194/2025 (Instituição da FORSUAS).

2784 Promoção do Consumo e de Ações de Alimentação Adequada e Saudável

Emenda Constitucional nº 64, de 4 de fevereiro de 2010 - Introduz a alimentação como direito social;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;
Decreto 7.272, de 25 de agosto de 2010 – Institui a Política Nacional de Segurança Alimentar e Nutricional - PNSAN;
Decreto n. 11.421 de 28 de fevereiro de 2023 - altera o Decreto 6272/ 2007 que dispõe sobre as competências e funcionamento do Consea Nacional;
Decreto n. 11.422 de 28 de fevereiro de 2023 - Dispõe sobre a Câmara Interministerial de Segurança Alimentar e Nutricional - Caisan Nacional;
Decreto n 11.822, de 12 de dezembro de 2023 - Institui a Estratégia Nacional de Segurança Alimentar e Nutricional nas Cidades;
Decreto n 11.821, de 12 de dezembro de 2023 - Dispõe sobre os princípios, os objetivos, os eixos estratégicos e as diretrizes que orientam as ações de promoção da alimentação adequada e saudável no ambiente escolar;
Decreto nº 11.936 de 05 de março de 2024 - Dispõe sobre a composição da cesta básica de alimentos no âmbito da Política Nacional de Segurança Alimentar e Nutricional e da Política Nacional de Abastecimento Alimentar;
Portaria MDS 966 de 6 de março de 2024 que define a relação, não exaustiva, de alimentos que podem compor a Cesta Básica de Alimentos de acordo com os grupos alimentares;
Portaria interministerial MDS e MS n° 25 de 1º de setembro de 2023 - Estabelece as orientações para priorização e organização da atenção aos indivíduos e famílias em insegurança alimentar e nutricional no âmbito da assistência social, saúde e segurança alimentar e nutricional;
Portaria MDS nº 972, de 26 de março de 2024 - Define os municípios e o Distrito Federal prioritários para a implementação da Estratégia Nacional de Segurança Alimentar e Nutricional nas Cidades - Alimenta Cidades;
Portaria nº 975, de 02 de abril de 2024 - Retificação da Portaria MDS nº 972, de 26 de março de 2024;
Portaria nº 987 de 22 de maio de 2024 que definem os municípios e o Distrito Federal prioritários para a implementação da Estratégia Nacional de Segurança Alimentar e Nutricional nas Cidades - Alimenta Cidades.

2792 Distribuição de Alimentos a Grupos Populacionais Tradicionais e Específicos e a Famílias em Situação de Insegurança Alimentar e Nutricional Advindas de Situações de Emergência ou Calamidade Pública

Emenda Constitucional nº 64, de 4 de fevereiro de 2010 - introduz a alimentação como direito social;
Lei nº 10.689, de 13 de junho de 2003 - Cria o Programa Nacional de Acesso à Alimentação – PNAA;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN; Lei nº 14.628, de 20 de julho de 2023, institui o Programa de Aquisição de Alimentos e o Programa Cozinha Solidária
Lei nº 12.608, de 10 de abril de 2012 - Institui a Política Nacional de Proteção e Defesa Civil - PNPDEC; dispõe sobre o Sistema Nacional de Proteção e Defesa Civil - SINPDEC;
Portaria MDS nº 1.023, de 8 de outubro de 2024 - Dispõe sobre procedimentos para a Ação de Distribuição de Alimentos (ADA) nos municípios em situação de emergência ou estado de calamidade pública e para as situações emergenciais que afetem os povos e comunidades tradicionais ou grupos populacionais específicos;
Portaria MDS nº 1.090, de 27 maio de 2025 - Altera a Portaria MDS nº 1.023, de 8 de outubro de 2024, que dispõe sobre os procedimentos para a Ação de Distribuição de Alimentos nos municípios em situação de emergência ou estado de calamidade pública e para as situações emergenciais que afetem os povos e comunidades tradicionais ou grupos populacionais específicos.

2798 Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional

Emenda Constitucional nº 64, de 4 de fevereiro de 2010 - Introduz a alimentação como direito social; Lei nº 11.326, de 24 de julho de 2006 - Diretrizes para a formulação da Política Nacional da Agricultura Familiar e Empreendimentos Familiares Rurais;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN; Lei nº 14.628 de 20 de julho de 2023 que instituiu o Programa de Aquisição de Alimentos (PAA) e o Programa Cozinha Solidária; Decreto nº 11.802, de 28 de novembro de 2023, que Regulamenta o Programa de Aquisição de Alimentos - PAA; Decreto nº 11.937, de 05 de março de 2024, Regulamenta o Programa Cozinha Solidária; Decreto nº 7.272, de 25 de agosto de 2010, que regulamenta a Lei nº 11.346/2006 que cria o SISAN; Decreto nº 11.476, de 6 de abril de 2023, que regulamenta o PAA e instituiu o Grupo Gestor do PAA e seu Comitê de Assessoramento; Decreto nº 11.822, de 12 dezembro de 2023, que institui a Estratégia Nacional de Segurança Alimentar e Nutricional nas Cidades; e Resoluções do Grupo Gestor do Programa de Aquisição de Alimentos e as ainda vigentes do Programa Alimenta Brasil

4572 Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação

Ação Orçamentária / Base Legal

Lei nº 8.112/1990 - Dispõe sobre o regime jurídico dos servidores públicos civis da União, das autarquias e das fundações públicas federais.
Decreto nº 9.991/2019 - Dispõe sobre a Política Nacional de Desenvolvimento de Pessoas da administração pública federal direta, autárquica e fundacional, e regulamenta dispositivos da Lei nº 8.112, de 11 de dezembro de 1990, quanto a licenças e afastamentos para ações de desenvolvimento;
Decreto nº 10.506, de 2020 - Institui a Política e as Diretrizes para o Desenvolvimento de Pessoal da administração pública federal direta
Decreto nº 11.069/2022 - Regulamenta a concessão da Gratificação por Encargo de Curso ou Concurso de que trata o art. 76-A da Lei nº 8.112, de 11 de dezembro de 1990, e altera o Decreto nº 9.739, de 28 de março de 2019 - Estabelece medidas de eficiência organizacional para o aprimoramento da administração pública federal direta, autárquica e fundacional;
Instrução Normativa SGP/SEDGG/ME nº 64/2022.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, Art. 37;
Lei nº 4.680, de 18 junho de 1965 - Dispõe sobre o exercício da profissão de Publicitário;
Lei nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.982, de 20 de agosto de 2019;
Decreto nº 11.363, de 1º de janeiro de 2023;
Portaria SECOM nº 8.038, de 30 de dezembro de 2022 - Dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 19 de junho de 2023 que dispõe sobre as licitações e os contratos de serviços de publicidade, promoção, comunicação institucional e comunicação digital, prestados a órgão ou entidade do Sistema de Comunicação de Governo do Poder Executivo federal - SICOM.;
2. Instrução Normativa nº 2, de 14 de setembro de 2023, que dispõe sobre o desenvolvimento e a execução da publicidade dos órgãos e entidades integrantes do Sistema de Comunicação de Governo do Poder Executivo Federal - SICOM e dá orientações complementares;

4907 Ouvidoria Geral do Ministério do Desenvolvimento, Assistência Social, Família e Combate à Fome

Constituição Federal 1988 (arts. 203 e 204) - Objetivos da Assistência Social;
Lei nº 13.726, de 8 de outubro de 2018 - Racionaliza atos e procedimentos administrativos dos Poderes da União, dos Estados, do Distrito Federal e dos Municípios e institui o Selo de Desburocratização e Simplificação;
Lei nº 14.129, de 29 de março de 2021 - Dispõe sobre princípios, regras e instrumentos para o Governo Digital e para o aumento da eficiência pública;
Lei nº 12.527, de 18 de novembro de 2011 - Regula o acesso a informações previsto no inciso XXXIII do art. 5º, no inciso II do § 3º do art. 37 e no § 2º do art. 216 da Constituição Federal; altera a Lei nº 8.112, de 11 de dezembro de 1990; revoga a Lei nº 11.111, de 5 de maio de 2005, e dispositivos da Lei nº 8.159, de 8 de janeiro de 1991; e dá outras providências;
Lei nº 13.460, de 26 de junho de 2017 - Dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública;
Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais (LGPD) – Dispõe sobre o tratamento de dados pessoais, inclusive nos meios digitais, por pessoa natural ou por pessoa jurídica de direito público ou privado, com o objetivo de proteger os direitos fundamentais de liberdade e de privacidade e o livre desenvolvimento da personalidade da pessoa natural
Lei nº 13.853, de 8 de julho de 2019, altera a Lei n° 13.709, de 14 de agosto de 2018 - Dispõe sobre a proteção de dados pessoais e para criar a Autoridade Nacional de Proteção de Dados;
Decreto nº 8.777, de 11 de maio de 2016 - Institui a política de dados abertos do Poder Executivo federal;
Decreto nº 9.094, de 17 de julho de 2017 - Dispõe sobre a simplificação do atendimento prestado aos usuários dos serviços públicos e institui a Carta de Serviços ao Usuário;
Decreto nº 9.492, de 5 de setembro de 2018, que regulamenta a Lei nº 13.460, de 26 de junho de 2017, regulamenta a Lei nº 13.460, de 26 de junho de 2017, que dispõe sobre participação, proteção e defesa dos direitos do usuário dos serviços públicos da administração pública federal, institui o Sistema de Ouvidoria do Poder Executivo federal,
Decreto nº 10.153, de 3 de dezembro de 2019 - Dispõe sobre a proteção ao denunciante de ilícitos e de irregularidades praticados contra a administração pública federal direta e indireta;
Decreto nº 10.756, de 27 de julho de 2021 - Institui o Sistema de Integridade Pública do Poder Executivo Federal;
Decreto nº 10.890, de 9 de dezembro de 2021 - Proteção ao denunciante de ilícitos e de irregularidades praticados contra a administração pública federal direta e indireta;
Decreto nº 10.160, de 09 de dezembro de 2019 - Institui a política nacional de governo aberto e o comitê interministerial de governo aberto;
Decreto nº 10.889, de 09 de dezembro de 2021 - Regulamenta o inciso vi do caput do art. 5º e o art. 11 da Lei nº 12.813, de 16 de maio de 2013 - Dispõe sobre a divulgação da agenda de compromissos públicos e a participação de agentes públicos, no âmbito do poder executivo federal, em audiências e sobre a concessão de hospitalidades por agente privado, e institui o sistema eletrônico de agendas do poder executivo federal e agendas;
Decreto nº 7.845, de 14 de novembro de 2012 - Regulamenta procedimentos para credenciamento de segurança e tratamento de informação classificada em qualquer grau de sigilo, e dispõe sobre o Núcleo de Segurança e Credenciamento;
Decreto nº 11.529, de 16 de maio de 2023 - Institui o Sistema de Integridade, Transparência e Acesso à Informação da Administração Pública Federal e a Política de Transparência e Acesso à Informação da Administração Pública Federal;
Portaria Normativa CGU nº 116, de 18 de março de 2024 - Estabelece orientações para o exercício das competências das unidades do Sistema de Ouvidoria do Poder Executivo Federal;
Portaria Normativa CGU nº 2.873, de 03 de dezembro de 2021 - Designa os membros do Comitê Interministerial de Governo Aberto (CIGA) e seus respectivos suplentes;
Portaria MC nº 670 de 01 de outubro de 2021 - Dispõe sobre a organização do atendimento da central de relacionamento, da ouvidoria, e de transparência e acesso à informação, e norteia as diretrizes para o atendimento das demandas relacionadas à proteção de dados pessoais no âmbito do Ministério da Cidadania);
Portaria MC nº 761, de 8 de abril de 2022 - Institui a Política Geral de Proteção de Dados Pessoais e Privacidade no âmbito do Ministério da Cidadania;
Portaria MC nº 782 de 24 de junho de 2022 -Transparência Ativa;
Portaria MC nº 772 de 5 de maio de 2022 - Institui a Comissão Permanente de Avaliação de Documentos Sigilosos do Ministério da Cidadania – CPADS;
Portaria MDS nº 971, de 20 de março de 2024 - Aprova o Plano de Dados Abertos do MDS, referente ao biênio 2024-2026;
Portaria Interministerial CGU/MPOG nº 1.254, de 18 de maio de 2015 – Sistema Transparência Ativa;
Portaria MDS nº 1008 de 29/07/2024 publicada no Boletim de Serviço Eletrônico - Dispõe sobre os procedimentos relativos à divulgação de informações por meio de Transparência Ativa no âmbito do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome- MDS;
Instrução Normativa Conjunta CRG/ OGU nº 7, de 17 de setembro de 2018 - Dispõe sobre o recebimento e tratamento de denúncias e outras comunicações de irregularidade, e estabelece diretrizes para a salvaguarda da identidade do manifestante;
Orientação MDS nº 1/2023, de 17 de fevereiro de 2023 - Fluxo descritivo e procedimentos de atendimento aos pedidos de acesso à informação e recursos derivados
Orientação MDS nº 2/2023, de 23 de fevereiro de 2023 - Procedimentos para funcionamento do sistema e-Agendas
Orientação CGTAI/OUV nº 1/2022 - Trata da exigência de registro e publicação diária, em transparência ativa, dos compromissos públicos de autoridades e agentes públicos abrangidos pela Lei de Conflito de Interesses
Orientação CGTAI/OUV nº 2/2022 - Trata do cumprimento de exigências legais para publicação, no Portal do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome, de informações de interesse público, em conformidade com a Lei de Acesso à Informação - LAI (Lei nº 12.527/2011) e outras obrigações estabelecidas em legislações específicas.
Orientação CGTAI/OUV nº 3/2022 - Trata da obrigação de publicação dos currículos de autoridades, em transparência ativa;
Orientação CGTAI/OUV nº 4/2022 - Trata da necessidade de tratamento de informações e/ou dados pessoais e sensíveis quando da disponibilização de cópias de processos ou documentos, a partir de pedidos de acesso à informação, ou da disponibilização de informações em publicações ou em transparência ativa;
Orientação GM/OUV n° 2/2022 -Trata do compartilhamento de dados pessoais e a necessária adequação do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome às disposições da Lei nº 13.709, de 14 de agosto de 2018, Lei Geral de Proteção de Dados Pessoais (LGPD);
Orientação GM/OUV nº 3/2022 - Trata a respeito de incidente de segurança com dados pessoais e sua avaliação para fins de comunicação à Autoridade Nacional de Proteção de Dados (ANPD);
Orientação n° 1/2024 - Trata do procedimento de ocultação (tarjamento) de dados pessoais na divulgação de informações por meio de ação de transparência e acesso à informação;

4923 Produção e Disseminação de Dados para Gestão de Políticas do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome

Constituição Federal de 1988 (Art. 203 e 204) - objetivos da Assistência Social, e §16 do Art. 37;
Lei nº 12.527, de 18 de novembro de 2011 - Regula o acesso a informações;
Portaria nº 2.527, de 10 de outubro de 2018 - Dispõe sobre Política de Monitoramento no âmbito do Ministério do Desenvolvimento Social;
Portaria nº 2.227, de 6 de junho de 2018 - Dispõe sobre os princípios para as ações de avaliação realizadas no âmbito do Ministério do Desenvolvimento Social e cria o selo de qualidade técnica da SAGI;
Portaria nº 541 , de 23 de novembro de 2020 - Institui a Política Nacional de Formação para Agentes Públicos e Sociais no âmbito do Ministério da Cidadania e dá outras providências.

6414 Sistema Nacional para Identificação e Seleção de Público-Alvo para os Programas Sociais do Governo Federal - Cadastro Único

Constituição Federal de 1988 (Art. 203 e 204) - Objetivos da Assistência Social; Lei nº 10.869, de 13 de maio de /2004, atualizada pela Lei nº 13.844, de 18 de junho de 2019 - organização da Presidência da República e dos Ministérios; Decreto nº 9.462, de 8 de agosto de 2018 - Altera o Regulamento do Benefício de Prestação Continuada, aprovado pelo Decreto nº 6.214, de 26 de setembro de 2007; Decreto nº 11.016, de 29 de março de 2022 - Regulamenta o Cadastro Único para Programas Sociais do Governo Federal, instituído pelo art. 6º-F da Lei nº 8.742, de 7 de dezembro de 1993); Portaria nº 864, de 2 de março de 2023 - Estabelece os processos de Averiguação Cadastral e de Revisão Cadastral para o biênio 2023 e 2024, altera a Portaria MC nº 747, de 10 de fevereiro de 2022, e a Portaria MDS nº 94, de 4 de setembro de 2013, e dá outras providências; Instrução Normativa Conjunta SAGICAD/SENARC/SNAS/MDS Nº 3, de 11 de abril de 2023 - Altera o cronograma de repercussões nos programas sociais relativos à Ação de Qualificação do Cadastro Único de 2023; Instrução Normativa Conjunta nº 5/MDS/SAGICAD/GAB/MDS, de 4 de janeiro de 2024 - Define os públicos, os procedimentos operacionais, o cronograma e as repercussões nos programas sociais relativos à Ação de Qualificação do Cadastro Único de 2024, que engloba os processos de Averiguação Cadastral e Revisão Cadastral, voltados para famílias e pessoas inscritas no Cadastro Único para Programas Sociais do Governo Federal (CadÚnico); Portaria MDS nº 985, de 17 de maio de 2024 - Estabelece medidas emergenciais para a gestão e operação do Programa Bolsa Família, instituído pela Lei nº 14.601, de 19 de junho de 2023, do Programa Auxílio Gás dos Brasileiros, instituído pela Lei nº 14.237, de 19 de novembro de 2021, e do Cadastro Único para Programas Sociais do Governo Federal, disposto no art. 6º-F da Lei nº 8.742, de 07 de dezembro de 1993, destinadas aos municípios e ao Estado do Rio Grande do Sul - RS, em decorrência do Estado de Calamidade Pública, declarada por meio do Decreto do Governo do Estado do Rio Grande do Sul nº 57.596, de 1º de maio de 2024, e reconhecida sumariamente pela União por meio da Portaria nº 1.467, de 8 de maio de 2024, do Ministério da Integração e do Desenvolvimento Regional, ou de situação de emergência.

8249 Funcionamento dos Conselhos de Assistência Social

Lei nº 8.742/1993 - Lei Orgânica da Assistência Social - LOAS;
Lei nº 12.435/2011 - Lei do SUAS;
Resolução CNAS nº 145/2004 - Política Nacional de Assistência Social;
Resolução CNAS nº 269/2006 - Norma Operacional Básica de Recursos Humanos – NOB-RH/SUAS;
Resolução CNAS nº 33/2012 - Norma Operacional Básica - NOB/SUAS.
Resolução CNAS/MDS nº 100/2023 - Diretrizes para a estruturação, reformulação, funcionamento e acompanhamento dos conselhos de assistência social dos estados, Distrito Federal e municípios;
Resolução CNAS/MDS nº 157/2024 - Regimento Interno do Conselho Nacional de Assistência Social - CNAS.

8442 Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família

Lei n.º 14.601, de 19 de junho de 2023 - Institui o Programa Bolsa Família; altera a Lei nº 8.742, de 7 de dezembro de 1993 (Lei Orgânica da Assistência Social), a Lei nº 10.820, de 17 de dezembro de 2003, que dispõe sobre a autorização para desconto em folha de pagamento, e a Lei nº 10.779, de 25 de novembro de 2003; e revoga dispositivos das Leis nºs 14.284, de 29 de dezembro de 2021, e 14.342, de 18 de maio de 2022.
Decreto nº 12.064, de 17 de junho de 2024 - Regulamenta o Programa Bolsa Família, instituído pela Lei nº 14.601, de 19 de junho de 2023, e dá outras providências.

8458 Apoio à Agricultura Urbana e Periurbana

Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;
Lei nº 14.935, de 26 de julho de 2024 - Institui a Política Nacional de Agricultura Urbana e Periurba
Decreto nº 7.272, de 25 de agosto de 2010 - Regulamenta a Lei que cria o Sistema Nacional de Segurança Alimentar e Nutricional - SISAN com vistas a assegurar o direito humano à alimentação adequada;
Decreto n. 11.700, de 13 de setembro de 2023 - Institui o Programa Nacional de Agricultura Urbana e Periurbana e o Grupo de Trabalho do Programa Nacional de Agricultura Urbana e Periurbana

8893 Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS

Constituição Federal - 1988 (Art. 203 e 204);
Lei nº 8.742, de 7 de dezembro de 1993 - Dispõe sobre a organização da Assistência Social e dá outras providências;
Lei nº 12.435, de 6 de julho de 2011 - Altera a Lei nº 8.742, de 7 de dezembro de 1993, que dispõe sobre a organização da Assistência Social;
Decreto nº 7.636, de 7 de dezembro de 2011 - Dispõe sobre o apoio financeiro da União a Estados, Distrito Federal e Municípios destinado ao aprimoramento dos serviços, programas, projetos e benefícios de assistência social com base no Índice de Gestão Descentralizada do Sistema Único de Assistência Social - IGDSUAS;
Decreto nº 7.788, de 15 de agosto de 2012 - Regulamenta o Fundo Nacional de Assistência Social, instituído pela Lei nº 8.742, de 7 de dezembro de 1993, e dá outras providências
Portaria n° 7, de 30 de janeiro de 2012 - Dispõe sobre o apoio financeiro à gestão descentralizada dos serviços, programas, projetos e benefícios de assistência social, por meio do Índice de Gestão Descentralizada do Sistema Único de Assistência Social - IGDSUAS, e dá outras providências.
Portaria SNAS nº 143, de 08 de agosto de 2017 - Dispõe acerca do Prontuário Eletrônico do Sistema Único de Assistência Social e dá outras providências
Resolução CNAS nº 145, de 15 de outubro de 2004 - Aprova a Política Nacional de Assistência Social;
Resolução CNAS nº 269, de 13 de outubro de 2006 - Aprova a Norma Operacional Básica de Recursos Humanos do Sistema Único de Assistência Social – NOB-RH/SUAS;
Resolução CNAS nº 109, de 11 de novembro de 2009 - Aprova a Tipificação Nacional de Serviços Socioassistenciais, e;
Resolução CNAS nº 33, de 12 de dezembro de 2012 - Aprova a Norma Operacional Básica do Sistema Único de Assistência Social -NOB/SUAS
Portaria MDS nº 1.043, de 24 de dezembro de 2024 - Regulamenta o cofinanciamento federal do SUAS

8929 Apoio aos Equipamentos de Segurança Alimentar e Nutricional

Emenda Constitucional nº 64, de 4 de fevereiro de 2010 - Introduz a alimentação como direito social;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;
Lei nº 14.628 de 20 de julho de 2023 - Instituiu o Programa Cozinha Solidária;
Decreto 6.273, de 23 de novembro de 2007 - Cria a Câmara Interministerial de Segurança Alimentar e Nutricional, no âmbito do SISAN;
Decreto 7.272, de 25 de agosto de 2010 – Institui a Política Nacional de Segurança Alimentar e Nutricional - PNSAN;
Decreto nº 10.490, de 17 de setembro de 2020 - Institui a Rede Brasileira de Bancos de Alimentos e o Comitê Gestor da Rede Brasileira de Bancos de Alimentos;
Decreto nº 11.392, de 20 de janeiro de 2023 - Estrutura Regimental do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome;
Decreto n. 11.421 de 28 de fevereiro de 2023 - altera o Decreto 6272/ 2007 que dispõe sobre as competências e funcionamento do Consea Nacional;
Decreto n. 11.422 de 28 de fevereiro de 2023 - Dispõe sobre a Câmara Interministerial de Segurança Alimentar e Nutricional - Caisan Nacional;
Decreto nº 11.937, de 05 de março de 2024 - Regulamenta a Lei nº 14.628, que instituiu o Programa Cozinha Solidária;
Resolução CAISAN nº 9, de 13 de dezembro de 2011 - Procedimentos e o conteúdo dos termos para a adesão dos Estados, do Distrito Federal e dos Municípios ao SISAN.

Ação Orçamentária / Base Legal

8948 Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural

Lei nº 12.873, de 24 de outubro de 2023 (artigos 11 a 16) - Institui o Programa Nacional de Apoio à Captação de Água de Chuva e Outras Tecnologias Sociais de Acesso à Água - Programa Cisternas;
Lei nº 13.019, de 2014;
Decreto nº 9.606, de 10 de dezembro de 2018 - Regulamenta o Programa Nacional de Apoio à Captação de Água de Chuva e Outras Tecnologias Sociais de Acesso à Água - Programa Cisternas; Portaria MDS nº 992, de 4 de junho de 2024 - Dispõe sobre os instrumentos jurídicos a serem utilizados pelos parceiros do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome na execução do Programa Cisternas.
Portaria nº 22, de 6 de abril de 2020 - Estabelece regras e procedimentos para o credenciamento de entidades sem fins lucrativos no âmbito do Programa Cisternas.
Portaria MDS nº 2.462, de 6 de setembro de 2018 - Dispõe sobre a definição dos modelos de tecnologias sociais e respectivos valores de referência no âmbito do Programa Cisternas.

55901 Fundo Nacional de Assistência Social

00H5 Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade

Constituição Federal de 1988, arts. 203 e 204; Lei nº 6.179/1974 (Renda Mensal Vitalícia); Lei n.º 8.742/1993 (Lei Orgânica de Assistência Social - LOAS); Leis nº 12.435/2011 (Lei do SUAS) e nº 12.470/2011 (que altera dispositivos da LOAS); Lei nº 10.741/2003 (Estatuto da Pessoa Idosa); Lei Nº 15.077/2024 (cadastro biométrico); Decretos nº 6.214/07; nº 6.564/08; nº 7.617/2011; nº 7.888/2012 (regulamenta o FNAS); e nº 8.805/2016.

00IN Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez

Constituição Federal de 1988, arts 203 e 204; Lei nº 6.179/1974 (Renda Mensal Vitalícia); Lei nº 8.742/1993 (Lei Orgânica de Assistência Social - LOAS); Leis nº 12.435/2011 (Lei do SUAS) e nº 12.470/2011 (que altera dispositivos da LOAS); Lei nº 13.146/2015 (Estatuto da Pessoa com Deficiência); Lei Nº 15.077/2024 (cadastro biométrico); Decretos nº 6.214/2007; nº 6.564/2008; nº 7.617/2011; nº 7.888/2012 (regulamenta o FNAS); e nº 8.805/2016.

00TZ Auxílio-Inclusão às Pessoas com Deficiência (Lei nº 14.176, de 22 de junho de 2021)

Lei Nº 8.742/1993 (LOAS-Lei Orgânica da Assistência Social);
Lei Nº 13.146/2015 (Estatuto da Pessoa com Deficiência), art. 94;
Lei Nº 14.176/2021 (Auxílio Inclusão); e
Portaria Conjunta MDS/INSS nº 2/2015 (Avaliação social e médica da pessoa com deficiência para acesso ao BPC).

217M Primeira Infância no SUAS - Criança Feliz

Lei nº 8.742/1993 (Lei Orgânica da Assistência Social - LOAS);
Lei nº 13.257/2016 - Marco Legal da Primeira Infância (em especial o art. 14);
Decreto nº 9.579/2018 – atos que dispõem sobre lactente, criança e adolescente e aprendiz;
Portaria Interministerial nº 1, de 4/04/2018 (intersetorialidade, no âmbito do Programa Criança Feliz);
Portaria MDSA nº 958/2018 (Regimento interno do Comitê Gestor do Programa Criança Feliz);
Portaria MC nº 664/2021 (consolida normativos do Programa Criança Feliz);
Portaria SNAPI Nº 1/2022 (Financiamento Federal ao Distrito Federal e Municípios que se encontram em situação de emergência ou estado de calamidade pública);
Resolução CNAS/MDS nº 117/2023 (Reordenamento das ações de Assistência Social do Programa Criança Feliz);
Resolução CIT Nº 1/2019 (critérios de partilha para o financiamento federal do Programa Primeira Infância no SUAS para os estados e Distrito Federal).

219E Cofinanciamento da Proteção Social Básica

Constituição Federal - 1988 (Art. 203 e 204);
Lei Nº 8.742, de 7 de dezembro de 1993 (LOAS-Lei Orgânica da Assistência Social);
Lei N° 9.604, de 5 de fevereiro de 1998 (prestação de contas de aplicação de recursos da LOAS);
Lei Nº 12.435, de 6 de julho de 2011 (Lei do SUAS);
Decreto n° 5.085, de 19 de maio de 2004 (define as ações continuadas de assistência social);
Decreto nº 7.788, de 15 de agosto de 2012 (Regulamenta o FNAS);
Portaria MDS nº 303, de 08/11/2011 (cofinanciamento dos serviços de proteção social básica e ações executadas por equipe volante do CRAS);
Portaria MDS nº 134, de 28/11/2013 (Serviço de Convivência e Fortalecimento de Vínculos – SCFV);
Portaria MDS nº 44, de 09/05/2013 (Lanchas da Assistência Social), alterada pelas Portarias MDS nº 135/2013, 30/2015 e MC nº 310/2021;
Portaria MDS nº964/2024;
Portaria MDS nº 974/2024;
Portaria SNAS nº 2.601, de 06/11/2018 (utilização de recursos transferidos fundo a fundo para o incremento temporário e a estruturação da rede no âmbito do SUAS);
Portaria MC nº 2.362, de 20/12/2019 (equalização do cofinanciamento federal do SUAS à LDO e LOA);
Portaria SNAS nº 112, de 23/09/2021 (Dispõe sobre a Emergência Socioassistencial e a Salvaguarda Social);
Resolução CNAS nº 145, de 15/10/2004 (Política Nacional de Assistência Social – PNAS);
Resolução CIT nº 06, de 01/06/2008 (acompanhamento da implementação do PAIF nos CRAS).
Resolução CIT nº 7, de 19/08/2008 (altera a resolução nº 06/2008);
Resolução CIT nº 10, 05/11/2009 (cofinanciamento de serviços de proteção social básica);
Resolução CNAS nº 109, de 11/11/2009 (Tipificação Nacional dos Serviços Socioassistenciais);
Resolução CIT nº 03, de 03/03/2010 (oferta de serviços com recursos do piso básico de transição – PBT);
Resolução CIT nº 11, de 01/09/2010 (altera a resolução nº 10/2009);
Resolução CIT nº 03, de 03/03/2010 (Norma Operacional Básica do SUAS - NOB/SUAS);
Resolução CIT nº 01, de 07/02/2013 (reordenamento do Serviço de Convivência e Fortalecimento de Vínculos - SCFV);
Resolução CNAS nº 27, de 14/10/2014 (Acessuas Trabalho);
Resolução CNAS nº 25, de 25/12/2016 (Acessuas Trabalho);
Resolução CNAS nº 03, de 19/04/2017 (Acessuas Trabalho);
Portaria MDS nº 1.043, de 24 de dezembro de 2024 (regulamenta o cofinanciamento federal do SUAS)
Resolução CNAS/MC nº 49, de 23 de novembro de 2021 (Acessuas Trabalho)
Resolução CNAS/MDS nº 144, de 27 de fevereiro de 2024 (Lancha da Assistência Social)
Portaria MDS nº 116, de 22 de outubro de 2013 (PAIF – Serviço de Proteção e Atendimento Integral à Família)
Portaria MDS nº 134, de 28 de novembro de 2013 (SCFV – Serviço de Convivência e Fortalecimento de Vínculos)
Portaria MDS nº 303, de 8 de novembro de 2011 (EV – Serviço de Equipes Volantes para oferta do PAIF)

219F Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade

Constituição Federal - 1988 (Art. 203 e 204);
Lei Nº 8.069/1990 (Estatuto da Criança e do Adolescente);
Lei Nº 8.742/1993 (LOAS-Lei Orgânica da Assistência Social);
Lei Nº 9.474/1997 (Implementação do Estatuto dos Refugiados no Brasil);
Lei Nº 10.741/2003 (Estatuto da Pessoa Idosa);
Lei Nº 12.435/2011 (Lei do SUAS);
Lei nº 13.146/2015 (Estatuto da Pessoa com Deficiência);
Lei Nº 13.445/2017 (Lei de Imigração);
Lei Nº 13.684/2018 (medidas de assistência emergencial para acolhimento a pessoas em situação de vulnerabilidade decorrente de fluxo migratório provocado por crise humanitária);
Decreto nº 7.053/2009 (Política Nacional para a População em Situação de Rua - art. 7º e 8º);
Decreto nº 7.788/2012 (Regulamenta o FNAS);
Decreto nº 9.285/2018 (reconhece a situação de vulnerabilidade decorrente do fluxo migratório da Venezuela);
Decreto n.º 10.593/2020 (organização e o funcionamento do Sistema Nacional de Proteção e Defesa Civil e do Conselho Nacional de Proteção e
Defesa Civil e sobre o Plano Nacional de Proteção e Defesa Civil e o Sistema Nacional de Informações sobre Desastres);
Decreto nº 11.793, de 23 de novembro de 2023 (Plano Nacional dos Direitos da Pessoa com Deficiência - Novo Viver sem Limite);
Decreto Legislativo n.º 36/2024 (Reconhece, para os fins do art. 65 da Lei Complementar n.º 101, de 4 de maio de 2000 - Lei de Responsabilidade Fiscal, a ocorrência do estado de calamidade pública derivada de eventos climáticos no Estado do Rio Grande do Sul);
Portaria MDS nº 440/2005 e suas alterações (Pisos da Proteção Social Especial);
Portaria MDS nº 666/2005 e suas alterações (integração Programa Bolsa-Família e Programa de Erradicação do Trabalho Infantil);
Portaria MDS nº 460/2007 e suas alterações (repasse de recursos dos Pisos de Alta Complexidade I e Fixo de Média Complexidade);
Portaria MDS nº 843/2010 e suas alterações (cofinanciamento Piso Fixo de Média Complexidade – PFMC: serviços ofertados nos CREAS e Centros Pop);
Portaria MDS nº 140/2012 e suas alterações (cofinanciamento Piso de Alta Complexidade II – PAC II: acolhimento adulto e famílias em situação de rua e residência inclusiva para jovens e adultos com deficiência, em situação de dependência);
Portaria MDS nº 90/2013 (cofinanciamento Serviço de Proteção em Situações de Calamidades Públicas e Emergências);
Portaria MDS nº 5/2014 (cofinanciamento Piso de Alta Complexidade I - PAC I: Serviços de Acolhimento para Crianças, Adolescentes e Jovens até 21 anos de idade);
Portaria MDS nº 70/2014 (cofinanciamento do Serviço de Acolhimento Institucional para Adultos e Famílias por meio do Piso de Alta Complexidade II - PAC II);
Portaria MDSA nº 318/2016 (normas gerais e funcionamento do Programa de Erradicação do Trabalho Infantil – PETI);
Portaria MDS nº 122/2016 (cofinanciamento Centro de Promoção Social do Abrigo do Cristo Redentor);
Portaria SNAS nº 65/2018 (Dispõe sobre os procedimentos para a unificação dos Blocos de Financiamento da Proteção Social Especial de Média Complexidade e Proteção Social Especial de Alta Complexidade);
Portaria MC nº 2.362/2019 (equalização do cofinanciamento federal do SUAS à LDO e à LOA);
Portaria MC nº 109/2020 (Regulamenta a averiguação dos requisitos do art. 30 da Lei nº 8.742/1993);
Portaria SNAS nº 112/2021 (Dispõe sobre a Emergência Socioassistencial e a Salvaguarda Social);
Resolução CNAS nº 145/2004 (Política Nacional de Assistência Social – PNAS).
Resolução CNAS nº 109/2009 (Tipificação Nacional de Serviços Socioassistenciais);
Resolução CNAS nº 33/2012 (Norma Operacional Básica do SUAS - NOB/SUAS);
Resolução CNAS nº 08/2013 e suas alterações (Ações estratégicas do PETI);
Resolução CNAS nº 12/2013 (cofinanciamento do Serviço de Proteção em Situações de Calamidades Públicas e de Emergências);
Resolução CNAS nº 31/2013 e suas alterações (cofinanciamento regionalização PAEFI e Acolhimento de Crianças e Adolescentes);
Resolução CNAS nº 10/2014 (cofinanciamento PETI);
Resolução CNAS nº 04/2017 (cofinanciamento do Serviço de Proteção Social Especial para Pessoas com Deficiência, Idosas e suas Famílias);
Resolução CNAS Nº 2/2019 (cofinanciamento federal do Serviço de Proteção em situações de Calamidade Pública e de Emergências);
Resolução CIT nº 3/2021 (prorrogação do prazo para a demonstração da implantação da oferta regionalizada da Proteção Social Especial).
Lei nº 14.950, de 2 de agosto de 2024 (Altera a Lei nº 8.069, de 13 de julho de 1990)
Lei nº 14.423 de 22 de julho de 2022 (Altera a Lei nº 10.741, de 1º de outubro de 2003)
Portaria MC nº 854, de 30 de dezembro de 2022 (restabeleceu a Portaria nº 460, de 18 de dezembro de 2007)
Portaria nº 100, de 26 de setembro de 2013 (altera a Portaria nº 140, de 28 de junho de 2012)

219G Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS)

Constituição Federal de 1988 - art. 203 e 204;
Lei nº 8.742, de 7 de dezembro de 1993 - Lei Orgânica da Assistência Social - LOAS;
Lei n° 9.604, de 5 de fevereiro de 1998 - prestação de contas de aplicação de recursos referidos na LOAS;
Lei nº 12.435, de 6 de julho de 2011 – Lei do SUAS;
Decreto nº 7.788, de 15 de agosto de 2012 - Regulamenta o Fundo Nacional de Assistência Social-FNAS;
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos;
Decreto nº 12.412/2025 - Institui o Fundo Rio Doce;
Portaria MDS nº 113, de 10 de dezembro de 2015 - regulamenta o cofinanciamento federal do Sistema Único de Assistência Social -SUAS;
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - estabelece normas para execução do Decreto nº 6.170, de 25 de julho de 2007;
Portaria Conjunta MGI/MF/CGU Nº 33, de 30 de agosto de 2023 - normas complementares ao Decreto nº 11.531, de 16 de maio de 2023;
Portaria MDS nº 2.600, 06 de novembro de 2018 - Estrutura de Mobilidade no Sistema Único de Assistência Social – MOB-SUAS;
Portaria MC nº 580, de 31 de dezembro de 2020 - Dispõe sobre as transferências de recursos na modalidade fundo a fundo, no âmbito do SUAS;
Portaria Nº 69, de 24 de junho de 2022 - estabelece o rol padronizado de veículos, equipamentos e materiais permanentes que podem ser adquiridos com os recursos transferidos;
Resolução CNAS nº 145, de 15 de outubro de 2004 - Política Nacional de Assistência Social;
Resolução CNAS nº 109, de 11 de novembro de 2009 - Tipificação Nacional de Serviços Socioassistenciais; e
Resolução CNAS nº 33, de 12 de dezembro de 2012 - Aprova a Norma Operacional Básica do Sistema Único de Assistência Social - NOB/SUAS.

2583 Processamento de Dados, Gestão de Informações e Desenvolvimento de Soluções Tecnológicas Digitais para Gestão de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)

Constituição Federal - 1988 (Art. 203 e 204);
Lei Nº 6.179/1974 (Renda Mensal Vitalícia);
Lei Nº 8.742/1993 (LOAS-Lei Orgânica da Assistência Social);
Lei Nº 10.741/2003 (Estatuto da Pessoa Idosa);
Lei Nº 12.435/2011 (Lei do SUAS);
Lei Nº 12.470/2011 (altera a LOAS);
Lei Nº 13.146/2015 (Estatuto da Pessoa com Deficiência);
Lei Nº 14.176/2021 (Auxílio Inclusão);
Decreto nº 6.214/2007 (Regulamenta o BPC), alterado pelos Decretos nº 6.564/2008, nº 7.617/2011 e nº 8.805/2016;
Decreto nº 10.410/2020 (altera o Regulamento da Previdência Social);
Decreto nº 11.793/2023 (Plano Nacional dos Direitos da Pessoa com Deficiência - Novo Viver sem Limite);
Decreto nº 12.534, de 25 de junho de 2025 (Altera o regulamento do BPC);
Portaria Interministerial nº 2, de 07/07/2016 (altera o regulamento do BPC);
Portaria Conjunta nº 1, de 03/01/2017 (regras e procedimentos de requerimento, concessão, manutenção e revisão do BPC);
Resolução CNAS nº 145/2004 (Política Nacional de Assistência Social);
Resolução CNAS nº 130/2005 (Norma Operacional Básica de Assistência Social); e
Resolução CNAS nº 33/2012 (Norma Operacional Básica, NOB-SUAS).

2589 Gestão, Administração e Operacionalização de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)

Constituição Federal - 1988 (Art. 203 e 204);
Lei Nº 6.179/1974 (Renda Mensal Vitalícia);
Lei Nº 8.742/1993 (LOAS-Lei Orgânica da Assistência Social);
Lei Nº 10.741/2003 (Estatuto da Pessoa Idosa);
Lei Nº 12.435/2011 (Lei do SUAS);
Lei Nº 12.470/2011 (altera a LOAS);
Lei Nº 13.146/2015 (Estatuto da Pessoa com Deficiência);
Lei Nº 14.176/2021 (Auxílio Inclusão);
Decreto nº 6.214/2007 (Regulamenta o BPC), alterado pelos Decretos nº 6.564/2008, nº 7.617/2011 e nº 8.805/2016;
Decreto nº 7.788/2012 (Regulamenta o FNAS);
Decreto nº 10.410/2020 (altera o Regulamento da Previdência Social);
Decreto nº 11.793/2023 (Plano Nacional dos Direitos da Pessoa com Deficiência - Novo Viver sem Limite);
Decreto nº 12.534, de 25 de junho de 2025 (Altera o regulamento do BPC);
Portaria Interministerial nº 2, de 07/07/2016 (altera o regulamento do BPC);
Portaria Conjunta nº 1, de 03/01/2017 (regras e procedimentos de requerimento, concessão, manutenção e revisão do BPC);
Resolução CNAS nº 145/2004 (Política Nacional de Assistência Social);

Ação Orçamentária / Base Legal

Resolução CNAS nº 130/2005 (Norma Operacional Básica de Assistência Social); e
Resolução CNAS nº 33/2012 (Norma Operacional Básica, NOB-SUAS).

8893 Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS

Constituição Federal - 1988 (Art. 203 e 204);
Lei nº 8.742, de 7 de dezembro de 1993 - Dispõe sobre a organização da Assistência Social e dá outras providências;
Lei nº 12.435, de 6 de julho de 2011 - Altera a Lei nº 8.742, de 7 de dezembro de 1993, que dispõe sobre a organização da Assistência Social;
Decreto nº 7.636, de 7 de dezembro de 2011 - Dispõe sobre o apoio financeiro da União a Estados, Distrito Federal e Municípios destinado ao aprimoramento dos serviços, programas, projetos e benefícios de assistência social com base no Índice de Gestão Descentralizada do Sistema Único de Assistência Social - IGDSUAS;
Decreto nº 7.788, de 15 de agosto de 2012 - Regulamenta o Fundo Nacional de Assistência Social, instituído pela Lei nº 8.742, de 7 de dezembro de 1993, e dá outras providências
Portaria n° 7, de 30 de janeiro de 2012 - Dispõe sobre o apoio financeiro à gestão descentralizada dos serviços, programas, projetos e benefícios de assistência social, por meio do Índice de Gestão Descentralizada do Sistema Único de Assistência Social - IGDSUAS, e dá outras providências.
Portaria SNAS nº 143, de 08 de agosto de 2017 - Dispõe acerca do Prontuário Eletrônico do Sistema Único de Assistência Social e dá outras providências
Resolução CNAS nº 145, de 15 de outubro de 2004 - Aprova a Política Nacional de Assistência Social;
Resolução CNAS nº 269, de 13 de outubro de 2006 - Aprova a Norma Operacional Básica de Recursos Humanos do Sistema Único de Assistência Social – NOB-RH/SUAS;
Resolução CNAS nº 109, de 11 de novembro de 2009 - Aprova a Tipificação Nacional de Serviços Socioassistenciais, e;
Resolução CNAS nº 33, de 12 de dezembro de 2012 - Aprova a Norma Operacional Básica do Sistema Único de Assistência Social -NOB/SUAS
Portaria MDS nº 1.043, de 24 de dezembro de 2024 - Regulamenta o cofinanciamento federal do SUAS

56101 Ministério das Cidades - Administração Direta

00AF Integralização de cotas ao Fundo de Arrendamento Residencial - FAR

CF/88, art. 21 e art. 23; Lei nº 10.188, de 12 de fevereiro de 2001; Lei nº 10.257, de 10 de julho de 2001-Estatuto das Cidades; Lei nº 11.977, de 7 de julho de 2009; Lei nº 12.424, de 16 de junho de 2011; Lei nº 12.693, de 24 de julho de 2012; Lei nº 14.118, de 12 de janeiro de 2021; Lei 14.600, de 19 de junho de 2023; Lei nº 14.620, de 13 de julho de 2023; Decreto nº 7.499, de 16 de junho de 2011; Decreto nº 11.439, de 17 de março de 2023; Portaria Interministerial nº 99, de 30 de março de 2016; Portaria nº 114, de 09 de fevereiro de 2018; Portaria nº 526, de 23 de fevereiro de 2022; Portaria Interministerial Mcid/MFnº 2, de 1º de março de 2023; Portaria Mcid nº 146, de 7 de março de 2023; Portaria Mcid nº 724, de 15 de junho de 2023; Portaria Mcid Nº 725, De 15 de junho de 2023; Portaria Mcid nº 727, de 15 de junho de 2023; Portaria Mcid nº 1.248, de 26 de Setembro de 2023; Portaria Mcid nº 1.373, de 25 de outubro de 2023; Portaria Mcid nº 148, de 19 de Fevereiro de 2024; Portaria Mcid nº 340, de 5 de abril de 2024; Portaria Mcid nº 486, de 20 de maio de 2024; Portaria Mcid nº 520, de 5 de Junho de 2024.

00CW Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023)

CF/88, art. 21 e art. 23; Lei nº 14.118, de 12 de janeiro de 2021; Lei 14.600, de 19 de junho de 2023; Lei 14.620, 13 de julho de 2023; Decreto nº 11.439, de 17 de março de 2023; Resolução nº 702, de 4 de outubro de 2012, do Conselho Curador do FGTS; Instrução Normativa nº 29, de 5 de Julho de 2023; Instrução Normativa nº 36, de 26 de setembro de 2023; Portaria Mcid nº 1.295, de 5 de outubro de 2023; Instrução Normativa nº 39, de 30 de outubro de 2023; Instrucao Normativa nº 47, de 20 de dezembro de 2023;

00CX Subvenção econômica destinada a Implementação de projetos de Interesse social em áreas rurais(Lei nº 14.620, DE 13 de julho de 2023)

CF/88,art. 6; art. 21 e art. 23; Lei nº 10.257, de 10 de julho de 2001-Estatuto das Cidades; Lei nº 11.977, de 7 de julho de 2009; Lei nº 14.118, de 12 de janeiro de 2021; Lei 14.600, de 19 de junho de 2023; Lei 14.620, de 13 de julho de 2023; Decreto nº 11.439, de 17 de março de 2023; Portaria MCID n. 366, de 7 de junho de 2018; Portaria Interministerial Mcid/MFnº 2, de 1º de março de 2023; Portaria Mcid nº 146, de 7 de março de 2023; Portaria Mcid Nº 741, de 20 de junho de 2023; Portaria Mcid nº 742, de 20 de junho de 2023; Portaria Mcid nº 743, de 20 de junho de 2023; Portaria Mcid nº 646, de 5 de junho de 2023; Portaria Mcid nº 1.033, de 17 de agosto de 2023; Portaria Mcid nº 1.417, de 6 de novembro de 2023; Portaria Mcid nº 353, de 9 de abril de 2024; Portaria Mcid nº 409, de 26 de abril de 2024.

00CY Transferências ao Fundo de Desenvolvimento Social – FDS(Lei nº 14.620, DE 13 de julho de 2023)

CF/88, art.6, art 21 e art. 23; Lei nº 8.677, de 13 de julho de 1993; Estatuto das Cidades Lei nº 10.257, de 10 de julho de 2001; Lei nº 11.977, de 7 de julho de 2009; Lei nº 14.118 de 12 de janeiro de 2021; Lei nº 14.600, de 19 de junho de 2023; Lei nº 14.620, de 13 de julho de 2023; Decreto nº 11.439, de 17 de março de 2023; Decreto nº 10.333, de 29 de abril de 2020; Resolução do Conselho Curador do FDS nº 214, de 15 de dezembro de 2016; Instrução Normativa (MCIDADES) nº 12, de 07 de junho de 2018; Instrução Normativa (MDR) nº 2 de 21 de janeiro de 2021; Instrução Normativa nº 9, de 29 de março de 2023; Instrução Normativa nº 28, de 4 de julho de 2023; Portaria Interministerial Mcid/MFnº 2, de 1º de março de 2023; Portaria Mcid nº 146, de 7 de março de 2023; Portaria Mcid nº 725, de 15 de junho de 2023; Portaria Mcid nº 728, de 15 de junho de 2023; Portaria Mcid Nº 861, de 4 de julho de 2023; Portaria Mcid nº 862, de 4 de julho de 2023; Portaria Mcid Nº 725, De 15 de junho de 2023; Portaria MCID nº 1.007, de 08 de agosto de 2023; Portaria MCID nº 1.108, de 31 de agosto de 2023; Portaria Mcid nº 1.248, de 26 de Setembro de 2023; Portaria MCID nº 1.335, de 19 de outubro de 2023; Portaria MCID nº 1.457, de 16 de novembro de 2023.

00SW Apoio à regularização fundiária urbana

CF/88, art. 6, art. 21 e art. 23; Lei nº 10.257 de 10 de julho de 2001 - Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei 13.465, de 11 de julho de 2017; Lei nº 14.620, de 13 de julho de 2023; Lei nº 14.757, de 19 de dezembro de 2023; Decreto nº 9.310, de 15 de março de 2018, Decreto nº 11.468, de 5 de abril de 2023; Decreto nº 11.632, de 11 de agosto de 2023..

00SY Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas

Constituição da República Federativa do Brasil de 1988, em especial seus artigos 21, com seu inciso XX; 23, com seus incisos II, VI, IX e X; 24, com seus incisos I e VII; 25, com seu § 3º; 30, com seus incisos II, VIII e IX; 170, com seus incisos II, VI e VII; 182; 183; e 216, com seus incisos IV e V e § 1º; Decreto-Lei nº 311, de 2 de março de 1938, que "dispõe sobre a divisão territorial do país e dá outras providências"; Lei nº 6.766, de 19 de dezembro de 1979, que "dispõe sobre o parcelamento do solo urbano e dá outras providências"; Decreto 11. 468 de 05 de abril de 2023, com suas alterações; Lei nº 10.098, de 19 de dezembro de 2000, que "estabelece normas gerais e critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida, e dá outras providências", com suas alterações; Lei nº 10.257, de 10 de julho de 2001, que "regulamenta os artigos 182 e 183 da Constituição Federal, estabelece diretrizes gerais da política urbana e dá outras providências", com suas alterações, denominada Estatuto da Cidade; Medida Provisória nº 2.220, de 4 de setembro de 2001, que "dispõe sobre a concessão de uso especial de que trata o § 1º do art. 183 da Constituição, cria o Conselho Nacional de Desenvolvimento Urbano - CNDU e dá outras providências", com suas alterações; Lei nº 10.406, de 10 de janeiro de 2002, que "institui o Código Civil", com suas alterações; Lei nº 11.079, de 30 de dezembro de 2004, que "institui normas gerais para licitação e contratação de parceria público-privada no âmbito da administração pública", com suas alterações; Lei nº 11.107, de 6 de abril de 2005, que "dispõe sobre normas gerais de contratação de consórcios públicos e dá outras providências", com suas alterações ;Lei nº 12.187, de 29 de dezembro de 2009, que "institui a Política Nacional sobre Mudança do Clima - PNMC e dá outras providências"; Lei nº 12.651, de 25 de maio de 2012, que "dispõe sobre a proteção da vegetação nativa; altera as Leis nº 6.938, de 31 de agosto de 1981, nº 9.393, de 19 de dezembro de 1996, e nº 11.428, de 22 de dezembro de 2006; revoga as Leis nº 4.771, de 15 de setembro de 1965, e nº 7.754, de 14 de abril de 1989, e a Medida Provisória nº 2.166-67, de 24 de agosto de 2001; e dá outras providências", com suas alterações; Lei nº 13.089, de 12 de janeiro de 2015, que "institui o Estatuto da Metrópole, altera a Lei nº 10.257, de 10 de julho de 2001, e dá outras providências", com suas alterações; Lei nº 14.600, de 19 de julho de 2023, que "estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios", com suas alterações, inclusive sua Lei de Conversão; Decreto nº 5.790, de 25 de maio de 2006, que "dispõe sobre a composição, estruturação, competências e funcionamento do Conselho das Cidades - ConCidades, e dá outras providências", com suas alterações; Decreto nº 9.073, de 5 de junho de 2017, que "promulga o Acordo de Paris sob a Convenção- Quadro das Nações Unidas sobre Mudança do Clima, celebrado em Paris, em 12 de dezembro de 2015, e firmado em Nova Iorque, em 22 de abril de 2016";Decreto nº 9.810, de 30 de maio de 2019, que "institui a Política Nacional de Desenvolvimento Regional"; Decreto nº 11.468, de 5 de abril de 2023, que "aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério das Cidades e remaneja e transforma cargos em comissão e funções de confiança"; Instrução Normativa nº 33, de 18 de dezembro de 2014, do Ministério das Cidades, que "regulamenta a aquisição, pelo Agente Operador do FGTS, de cotas de Fundos de Investimento Imobiliário (FII) e de Fundos de Investimento em Direitos Creditórios (FIDC), de Debêntures e de Certificados de Recebíveis Imobiliários (CRI), que possuam lastro em Operações Urbanas Consorciadas"; Instrução Normativa n. 6, de 22 de março de 2024, que regulamenta o Programa de Desenvolvimento Urbano (Pró-Cidades) instituído pela Resolução n. 897, de 11 de setembro de 2018, do Conselho Curador do FGTS.; Portaria nº 3.242, de 9 de novembro de 2022, do Ministério do Desenvolvimento Regional, que "aprova as diretrizes para a criação, a instituição e a atualização do Cadastro Territorial Multifinalitário – CTM, nos Municípios brasileiros".

00SZ Apoio ao Transporte Não Motorizado

CRFB, art. 21, XII-f e XX; 22, IX, XI; 23, II, VI, IX, XII; Lei nº 10.048, de 8 de novembro de 2000 – Dá prioridade de atendimento às pessoas que especifica; Lei nº 10.098, de 19 de dezembro de 2000 – Critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Lei nº 12.587, de 3 de janeiro de 2012 – Política Nacional de Mobilidade Urbana; Lei nº 13.844, de 18 de junho de 2019 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 5.296, de 2 de dezembro de 2004 - Regulamenta as Leis nos 10.048, de 2000, e Lei nº 10.098, de 2000; Decreto nº 6.949, de 25 de agosto de 2009 – Promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.612, de 17 de novembro de 2011 - Plano Nacional dos Direitos da Pessoa com Deficiência; DECRETO Nº 11.468, DE 5 DE ABRIL DE 2023 Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério das Cidades; Instrução Normativa do Ministério das Cidades nº 33 de 18/12/2014; ABNT NBR 9050, de 3 de agosto de 2020 (versão corrigida 2021).

00T0 Apoio a Planos de Mobilidade Urbana Locais

CRFB, art. 6º, art. 21 - XX, art. 22 - IX e XI, art. 23, II e VI, e art. 230 § 2º; Lei nº 10.048, de 8 de novembro de 2000 – Dá prioridade de atendimento às pessoas que especifica; Lei nº 10.098, de 19 de dezembro de 2000 – Critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Lei nº 12.587, de 3 de janeiro de 2012 – Política Nacional de Mobilidade Urbana; Lei nº 14.600, de 19 de julho de 2023 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 5.296, de 2 de dezembro de 2004 - Regulamenta as Leis nos 10.048, de 2000, e Lei nº 10.098, de 2000; Decreto nº 6.949, de 25 de agosto de 2009 – Promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.612, de 17 de novembro de 2011 - Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 11.468, de 5 de abril de 2023 – Estrutura Regimental do Ministério das Cidades; ABNT NBR 9050, de 3 de agosto de 2020 (versão corrigida 2021); Portaria Interministerial nº 424, de 30 de dezembro de 2016 e suas alterações; Manual Específico do Programa Mobilidade Urbana - Portaria nº 1.147, de 12/04/2022; e Lei nº 11.107, de 6 de abril de 2005 – Normas gerais de Consórcios Públicos.

00T1 Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária

CRFB de 1988, arts. 21 e 23; Lei nº 10.048, de 8 de novembro de 2000 – Dá prioridade de atendimento às pessoas que especifica; Lei nº 10.098, de 19 de dezembro de 2000 – Critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Lei nº 12.587, de 3 de janeiro de 2012 – Política Nacional de Mobilidade Urbana; Lei nº 13.844, de 18 de junho de 2019 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto-Lei nº 25, de 30 de novembro de 1937 - Organiza a proteção do patrimônio histórico e artístico nacional; Decreto-Lei nº 3.365, de 21 de junho de 1941 – Dispõe sobre desapropriações por utilidade pública; Decreto nº 5.296, de 2 de dezembro de 2004 - Regulamenta as Leis nos 10.048, de 2000, e Lei nº 10.098, de 2000; Decreto nº 6.949, de 25 de agosto de 2009 – Promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.612, de 17 de novembro de 2011 - Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 7.983, de 8 de abril de 2013 - Regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; DECRETO Nº 11.468, DE 5 DE ABRIL DE 2023 Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério das Cidades ; Instrução Normativa do Ministério das Cidades nº 33 de 18/12/2014; ABNT NBR 9050, de 3 de agosto de 2020 (versão corrigida 2021).

00T2 Apoio à urbanização de favelas

CF/88, art. 6, art. 21 e art. 23; Lei nº 10.257 de 10 de julho de 2001 - Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.578, de 26 de novembro de 2007; Lei nº 11.888, de 24 de dezembro de 2008; Lei nº 11.977, de 7 de julho de 2009; Lei nº 12.424, de 16 de junho de 2011; Lei nº 13.465, de 11 de julho de 2017; Lei nº 14.620, de 13 de julho de 2023; Decreto nº 11.468, de 5 de abril de 2023; e Portaria MCID nº 1.328, de 16 de outubro de 2023.

00T3 Apoio a Sistemas de Transporte Público Coletivo Urbano

CRFB, art. 21, XII-f e XX; 22, IX, XI; 23, II, VI, IX, XII; Lei nº 10.048, de 8 de novembro de 2000 – Dá prioridade de atendimento às pessoas que especifica; Lei nº 10.098, de 19 de dezembro de 2000 – Critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida; Lei nº 12.587, de 3 de janeiro de 2012 – Política Nacional de Mobilidade Urbana; Decreto-Lei nº 3.365, de 21 de junho de 1941 – Dispõe sobre desapropriações por utilidade pública; Decreto nº 5.296, de 2 de dezembro de 2004 - Regulamenta as Leis nos 10.048, de 2000, e Lei nº 10.098, de 2000; Decreto nº 6.949, de 25 de agosto de 2009 – Promulga a Convenção Internacional sobre os Direitos das Pessoas com Deficiência; Decreto nº 7.612, de 17 de novembro de 2011 - Plano Nacional dos Direitos da Pessoa com Deficiência; Decreto nº 7.983, de 8 de abril de 2013 - Regras e critérios para elaboração do orçamento de referência de obras e serviços de engenharia; DECRETO Nº 11.468, DE 5 DE ABRIL DE 2023 Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério das Cidades e remaneja e transforma cargos em comissão e funções de confiança. Instrução Normativa do Ministério das Cidades nº 33 de 18/12/2014; ABNT NBR 9050, de 3 de agosto de 2020 (versão corrigida 2021).

00TK Apoio a Sistemas de Drenagem Urbana Sustentável e de Manejo de Águas Pluviais em Municípios Críticos Sujeitos a Eventos Recorrentes de Inundações, Enxurradas e Alagamentos

Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 11.599, de 12 de julho de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCID; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC; Portaria MDR nº 2.311, de 26 de julho de 2022 - Aprova o Manual Técnico da Ação 00TK; Instrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016; Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR.

00TM Apoio a Empreendimentos de Saneamento Integrado

Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 10.936, de 12 de janeiro de 2022 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 11.043, de 13 de abril de 2022 - Aprova o Plano Nacional de Resíduos Sólidos; Decreto nº 11.598, de 12 de julho de 2023 - Regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.467, de 5 de abril de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico; Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCIDADES; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC; Portaria MDR nº 490, de 22 de março de 2021 - Condiciona alocação de recursos da União ao cumprimento de índice de perda de água na distribuição; Portaria MDR nº 3.328, de 21 de novembro de 2022 - Aprova o Manual Técnico da Ação 00TM; Instrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016; Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR; Resolução ANA nº 79, de 14 de junho de 2021 - Aprova a Norma de Referência ANA nº 1, que dispõe sobre o regime, a estrutura

e parâmetros de cobrança pela prestação do serviço público de manejo de resíduos sólidos urbanos; Resolução ANA nº 106, de 4 de novembro de 2021 - Aprova a Norma de Referência ANA nº 2, que dispõe sobre a padronização dos aditivos aos Contratos de Programa e de Concessão, para prestação de serviços de abastecimento de água potável e esgotamento sanitário.

00TN Apoio à Implantação, Ampliação ou Melhorias em Sistemas de Abastecimento de Água

i. Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta o Marco Legal do Saneamento;. Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 11.598, de 12 de julho de 2023 - Regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.599, de 12 de julho de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCIDADES; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC; Portaria MDR nº 490, de 22 de março de 2021 - Condiciona alocação de recursos da União ao cumprimento de índice de perda de água na distribuição; Portaria MDR nº 952, de 30 de março de 2022 - Aprova o Manual Técnico das Ações 00TN, 00TO e 00TL; Instrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016; Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR; Resolução ANA nº 106, de 4 de novembro de 2021 - Aprova a Norma de Referência ANA nº 2, que dispõe sobre a padronização dos aditivos aos Contratos de Programa e de Concessão, para prestação de serviços de abastecimento de água potável e esgotamento sanitário.

00TO Apoio à Implantação, Ampliação ou Melhorias de Sistemas de Esgotamento Sanitário

Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 11.598, de 12 de julho de 2023 - Regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCID; Decreto nº 11.599, de 12 de julho de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico;

Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria MDR nº 490, de 22 de março de 2021 - Condiciona alocação de recursos da União ao cumprimento de índice de perda de água na distribuição;

Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC; Portaria MDR nº 952, de 30 de março de 2022 - Aprova o Manual Técnico das Ações 00TN, 00TO e 00TL; Intrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016; Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR; Resolução ANA nº 106, de 4 de novembro de 2021 - Aprova a Norma de Referência ANA nº 2, que dispõe sobre a padronização dos aditivos aos Contratos de Programa e de Concessão, para prestação de serviços de abastecimento de água potável e esgotamento sanitário.

00TP Apoio à Elaboração de Planos e Projetos de Saneamento Básico

Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 10.936, de 12 de janeiro de 2022 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 11.043, de 13 de abril de 2022 - Aprova o Plano Nacional de Resíduos Sólidos; Decreto nº 11.598, de 12 de julho de 2023 - Regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.599, de 12 de julho de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCIDADES; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC; Portaria MDR nº 3.329, de 21 de novembro de 2022 - Aprova o Manual Técnico da Ação 00TP; Portaria MDR nº 490, de 22 de março de 2021 - Condiciona alocação de recursos da União ao cumprimento de índice de perda de água na distribuição; Instrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016; Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR; Resolução ANA nº 79, de 14 de junho de 2021 - Aprova a Norma de Referência ANA nº 1, que dispõe sobre o regime, a estrutura e parâmetros de cobrança pela prestação do serviço público de manejo de resíduos sólidos urbanos; Resolução ANA nº 106, de 4 de novembro de 2021 - Aprova a Norma de Referência ANA nº 2, que dispõe sobre a padronização dos aditivos aos Contratos de Programa e de Concessão, para prestação de serviços de abastecimento de água potável e esgotamento sanitário.

00TQ Apoio a Sistemas Públicos de Manejo de Resíduos Sólidos

Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 10.936, de 12 de janeiro de 2022 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCIDADES; Decreto nº 11.043, de 13 de abril de 2022 - Aprova o Plano Nacional de Resíduos Sólidos; Decreto nº 11.598, de 12 de julho de 2023 - Regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.599, de 12 de julho de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC; Portaria MCID nº 334, de 25 de julho de 2012 - Aprova os Manuais Técnico dos Programas e Ações sob gestão da Secretaria Nacional de Saneamento Ambiental; Instrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016; Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR; Resolução ANA nº 79, de 14 de junho de 2021 - Aprova a Norma de Referência ANA nº 1, que dispõe sobre o regime, a estrutura e parâmetros de cobrança pela prestação do serviço público de manejo de resíduos sólidos urbanos.

00VC Apoio à implementação de soluções baseadas natureza (SBN) para adaptação inclusiva das periferias urbanas às mudanças climáticas

Constituição Federal de 1988; Lei 12.187/2009 (Política Nacional sobre Mudança do Clima); Lei 10.257/2001 (Estatuto da Cidade); Lei 11.445/07 (Lei do Saneamento Básico); Lei 12.608/12 (Política Nacional de Proteção e Defesa Civil); Decreto nº 12.041, de 5 de junho de 2024 (Cidades Verdes Resilientes); e Decreto nº 12.260, de 28 de novembro de 2024 (Periferia Viva).

00VD Apoio ao desenvolvimento e implementação de ações estratégicas do Programa Periferia Viva

Constituição Federal de 1988; Lei nº 10.257, de 10 de julho de 2001, Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.888, de 24 de dezembro de 2008, Lei nº 13.019, de 31 de julho de 2014; Decreto nº 11.468, de 05 de abril de 2023; Decreto nº 11.531, de 16 de maio de 2023.

00VJ Apoio à implantação, ampliação ou melhoria de ações e serviços de saneamento básico em áreas rurais

Constituição Federal de 1988; Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Lei 14.026, de 15 de julho de 2020 - Atualiza o marco legal do saneamento básico; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; vi. Decreto nº 11.598 de 12 de julho de 2023 - que regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 10.936, de 12 de janeiro de 2022 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 11.043, de 13 de abril de 2022 - Aprova o Plano Nacional de Resíduos Sólidos; Decreto nº 11.467, de 5 de abril de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico; Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Decreto nº 11.599 de 12 de julho de 2023 - que dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU Nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC.

00VK Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos para Melhorias da Cadeia Produtiva de Apoio aos Catadores de Materiais Recicláveis

Constituição Federal de 1988; v. Lei nº 10.257 de 10 de julho de 2001- Regulamenta os arts. 182 e 183 da Constituição Federal, estabelece diretrizes gerais da política urbana e dá outras providências; Lei nº 11.107 de 6 de abril de 2005 - Dispõe sobre normas gerais de contratação de consórcios públicos e dá outras providências; Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Lei nº 13.019 de 31 de julho de 2014 - Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 13.089 de 12 de janeiro de 2015 - Institui o Estatuto da Metrópole, altera a Lei nº 10.257, de 10 de julho de 2001, e dá outras providências; Lei 14.026, de 15 de julho de 2020 - Atualiza o marco legal do saneamento básico; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 8.726 de 27 de abril de 2016 - Regulamenta a Lei nº 13.019, de 31 de julho de 2014, para dispor sobre regras e procedimentos do regime jurídico das parcerias celebradas entre a administração pública federal e as organizações da sociedade civil; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 10.936, de 12 de janeiro de 2022 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 11.043, de 13 de abril de 2022 - Aprova o Plano Nacional de Resíduos Sólidos; e Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico.

2000 Administração da Unidade

Lei nº 14.600, de 19 de julho de 2023; Decreto nº 11.468, de 5 de abril de 2023

20NV Apoio a implementação de Projetos de Cooperação Técnica em Saneamento Básico

i. Lei nº 11.445, de 5 de janeiro de 2007 - Marco Legal do Saneamento;
ii. Lei nº 14.026, de 15 de julho de 2020 - Atualiza o marco legal do saneamento básico;
iii. Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos;
iv. Lei nº 13.844, de 18 de junho de 2019 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
v. Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta o Marco Legal do Saneamento;
vi. Decreto nº 7.404, de 23 de dezembro de 2010 - Regulamenta a Política Nacional de Resíduos Sólidos;
vii. Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal por meio da celebração de termo de execução descentralizada;
viii. Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico;
ix. Decreto nº 11.598 de 12 de julho de 2023 - que regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização.
x. Decreto nº 11.599 de 12 de julho de 2023 - que dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007.
xi. Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico, para ficar em conformidade com o Roteiro do Cadastro de Ações 2023 (Item 1.3.1, letra "i");
xii. Portaria MCidades nº 334, de 25 de julho de 2012 - Aprova os Manuais Técnico dos Programas e Ações sob gestão da Secretaria Nacional de Saneamento Ambiental, para ficar em conformidade com o Roteiro do Cadastro de Ações 2023 (Item 1.3.1, letra "i").

20Z9 Apoio à competitividade e à modernização da construção civil com sustentabilidade ambiental

CF/88, art. 6, art. 21 e art. 23; Estatuto das Cidades Lei nº 10.257, de 10 de julho de 2001; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.888, de 24 de dezembro de 2008; Lei nº 11.977, de 7 de julho de 2009; Lei nº 14.118 de 12 de janeiro de 2021; Lei 14.600, de 19 de junho de 2023; Lei 14.620, de 13 de julho de 2023; Decreto nº 11.439, de 17 de março de 2023.

216F Gestão da Política de Saneamento Básico

Lei nº 11.445, de 5 de janeiro de 2007 - Marco Legal do Saneamento; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Lei nº 14.026, de 15 de julho de 2020 - Atualiza o marco legal do saneamento básico; iv. Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Lei nº 14.898, de 13 de junho de 2024 - Institui diretrizes para a Tarifa Social de Água e Esgoto em âmbito nacional; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta o Marco Legal do Saneamento; Decreto nº 7.404, de 23 de dezembro de 2010 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal por meio da celebração de termo de execução descentralizada; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 11.598 de 12 de julho de 2023 - que regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.599 de 12 de julho de 2023 - que dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico, para ficar em conformidade com o Roteiro do

Ação Orçamentária / Base Legal

Cadastro de Ações 2023 (Item 1.3.1, letra "i"); Portaria MCidades nº 334, de 25 de julho de 2012 - Aprova os Manuais Técnico dos Programas e Ações sob gestão da Secretaria Nacional de Saneamento Ambiental, para ficar em conformidade com o Roteiro do Cadastro de Ações 2023 (Item 1.3.1, letra "i"); Portaria MCidades nº 788, de 1º de agosto de 2024 - Estabelece os procedimentos gerais para o cumprimento do disposto no inciso IV do caput do art. 50 da Lei nº 11.445, de 5 de janeiro de 2007, e no inciso IV do caput do art. 7º do Decreto nº 11.599, de 12 de julho de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

21GR Apoio à Gestão dos Sistemas de Saneamento Básico

Constituição Federal de 1988; Lei nº 10.257 de 10 de julho de 2001- Regulamenta os arts. 182 e 183 da Constituição Federal, estabelece diretrizes gerais da política urbana e dá outras providências; Lei nº 11.107 de 6 de abril de 2005 - Dispõe sobre normas gerais de contratação de consórcios públicos e dá outras providências; Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico; Lei nº 12.305, de 2 de agosto de 2010 - Institui a Política Nacional de Resíduos Sólidos; Lei nº 13.019 de 31 de julho de 2014 - Estabelece o regime jurídico das parcerias entre a administração pública e as organizações da sociedade civil, em regime de mútua cooperação; Lei nº 13.089 de 12 de janeiro de 2015 - Institui o Estatuto da Metrópole, altera a Lei nº 10.257, de 10 de julho de 2001, e dá outras providências; Lei 14.026, de 15 de julho de 2020 - Atualiza o marco legal do saneamento básico; Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico; Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico; Decreto nº 10.936, de 12 de janeiro de 2022 - Regulamenta a Política Nacional de Resíduos Sólidos; Decreto nº 11.043, de 13 de abril de 2022 - Aprova o Plano Nacional de Resíduos Sólidos; xv. Decreto nº 11.467, de 5 de abril de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico; Decreto nº 11.598 de 12 de julho de 2023 - que regulamenta o art. 10-B da Lei nº 11.445, de 5 de janeiro de 2007, para estabelecer a metodologia para comprovação da capacidade econômico-financeira dos prestadores de serviços públicos de abastecimento de água potável ou de esgotamento sanitário, considerados os contratos em vigor, com vistas a viabilizar o cumprimento das metas de universalização; Decreto nº 11.599 de 12 de julho de 2023 - que dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007; Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal por meio da celebração de termo de execução descentralizada; Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; Portaria Conjunta MGI/MF/CGU Nº 28, de 21 de maio de 2024 - Institui o regime simplificado para a execução de convênios e contratos de repasse com valor global inferior ou igual ao estabelecido no art. 184-A da Lei nº 14.133, de 1º de abril de 2021; Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União; e
xx. Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico.

2D49 Estudos, Projetos e Desenvolvimento Institucional no Setor da Mobilidade Urbana

CRFB, art. 6º, art. 21 - XX, art. 22 - IX e XI, art. 23, II e VI, e art. 230 § 2º; Lei nº 11.107, de 6 de abril de 2005 – Normas gerais de Consórcios Públicos; Lei nº 12.587, de 3 de janeiro de 2012 – Política Nacional de Mobilidade Urbana; Lei nº 14.600, de 19 de julho de 2023 - Organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.468, de 5 de abril de 2023 – Estrutura Regimental do Ministério das Cidades; Portaria Interministerial nº 424, de 30 de dezembro de 2016 e suas alterações; e Manual Específico do Programa Mobilidade Urbana - Portaria nº 1.147, de 12/04/2022.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Art. 7º, inciso V, da Lei nº 13.502, de 1º de novembro de 2017;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.038, de 26 de abril de 2017.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

7Y06 Apoio a Sistemas de Drenagem e Manejo de Águas Pluviais Urbanas nos Municípios brasileiros

i. Lei nº 11.445, de 5 de janeiro de 2007 - Estabelece diretrizes nacionais para o Saneamento Básico;
ii. Decreto n° 7.217, de 21 de julho de 2010 - Regulamenta as diretrizes nacionais para o Saneamento Básico;
iii. Decreto nº 10.430, de 20 de julho de 2020 - Dispõe sobre o Comitê Interministerial de Saneamento Básico;
iv. Decreto nº 11.468, de 5 de abril de 2023 - Aprova a Estrutura Regimental do MCIDADES;iv. Decreto nº 11.599, de 12 de julho de 2023 - Dispõe sobre a prestação regionalizada dos serviços públicos de saneamento básico, o apoio técnico e financeiro de que trata o art. 13 da Lei nº 14.026, de 15 de julho de 2020, a alocação de recursos públicos federais e os financiamentos com recursos da União ou geridos ou operados por órgãos ou entidades da União de que trata o art. 50 da Lei nº 11.445, de 5 de janeiro de 2007
v. Portaria Interministerial nº 571, de 5 de dezembro de 2013 - Aprova o Plano Nacional de Saneamento Básico;
vi. Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União;
vii. Portaria Conjunta MGI/MF/CGU nº 32, de 04 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC.
viii. Portaria MDR nº 2.311, de 26 de julho de 2022 - Aprova o Manual Técnico da Ação 00TK;
ix. Instrução Normativa MDR nº 4, de 18 de março de 2020 - Define orientações complementares à Portaria Interministerial nº 424/2016;
x. Instrução Normativa MDR nº 33, de 19 de novembro de 2020 - Estabelece procedimentos para gestão de implementação e da execução de Termos de Compromisso no âmbito do MDR.

8865 Apoio a planos, projetos e obras de redução de riscos de movimentos de massa em áreas urbanas - contenção de encostas

Lei nº 12.608, de 10 de abril de 2012; Lei nº 12.340, de 1° de dezembro de 2010; Lei nº 11.578, de 26 de novembro de 2007; Lei nº 10.257, de 10 de julho de 2001; Decreto nº 10.593, de 24 de dezembro de 2020; Decreto nº 11.632. de 11 de agosto de 2023; Decreto nº 12.260, de 28 de novembro de 2024.

8872 Apoio à Capacitação de Agentes Públicos nas Três Esferas de Governo e de Agentes Sociais para o Desenvolvimento Urbano, por meio do Programa Nacional de Capacitação das Cidades - Capacidades

Constituição da República Federativa do Brasil de 1988, em especial seus artigos 21, com seu inciso XX; 23, com seus incisos II, VI, IX e X; 24, com seus incisos I e VII; 25, com seu § 3º; 30, com seus incisos II, VIII e IX; 165; 170, com seus incisos II, III, VI e VII; 182; 183; e 216, com seus incisos IV e V e § 1º; Decreto-Lei nº 311, de 2 de março de 1938, que "dispõe sobre a divisão territorial do país e dá outras providências"; Lei nº 6.766, de 19 de dezembro de 1979, que "dispõe sobre o parcelamento do solo urbano e dá outras providências"; Lei nº 9.394, de 20 de dezembro de 1996, que "estabelece sobre diretrizes e bases da educação nacional, com suas alterações"; Lei nº 10.098, de 19 de dezembro de 2000, que "estabelece normas gerais e critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida, e dá outras providências", com suas alterações; Lei nº 10.257, de 10 de julho de 2001, que "regulamenta os artigos 182 e 183 da Constituição Federal, estabelece diretrizes gerais da política urbana e dá outras providências", com suas alterações, denominada Estatuto da Cidade; Medida Provisória nº 2.220, de 4 de setembro de 2001, que "dispõe sobre a concessão de uso especial de que trata o § 1º do art. 183 da Constituição, cria o Conselho Nacional de Desenvolvimento Urbano - CNDU e dá outras providências", com suas alterações; Lei nº 10.406, de 10 de janeiro de 2002, que "institui o Código Civil", com suas alterações; Lei nº 11.079, de 30 de dezembro de 2004, que "institui normas gerais para licitação e contratação de parceria público-privada no âmbito da administração pública", com suas alterações; Lei nº 11.107, de 6 de abril de 2005, que "dispõe sobre normas gerais de contratação de consórcios públicos e dá outras providências", com suas alterações; Lei nº 11.124, de 16 de junho de 2005, que "dispõe sobre o Sistema Nacional de Habitação de Interesse Social - SNHIS, cria o Fundo Nacional de Habitação de Interesse Social - FNHIS e institui o Conselho Gestor do FNHIS"; Decreto nº 5.790, de 25 de maio de 2006, que "dispõe sobre a composição, estruturação, competências e funcionamento do Conselho das Cidades - ConCidades, e dá outras providências", com suas alterações; Lei nº 11.445, de 5 de janeiro de 2007 que "estabelece as diretrizes nacionais para o saneamento básico; cria o Comitê Interministerial de Saneamento Básico"; com suas alterações; Lei nº 12.187, de 29 de dezembro de 2009, que "institui a Política Nacional sobre Mudança do Clima - PNMC e dá outras providências"; Lei nº 12.305, de 2 de agosto de 2010, que "institui a Política Nacional de Resíduos Sólidos; altera a Lei nº 9.605, de 12 de fevereiro de 1998; e dá outras providências"; Lei nº 12.587, de 3 de janeiro de 2012 que "institui as diretrizes da Política Nacional de Mobilidade Urbana; revoga dispositivos dos Decretos-Leis nº 3.326, de 3 de junho de 1941, e nº 5.405, de 13 de abril de 1943, da Consolidação das Leis do Trabalho (CLT), aprovada pelo Decreto-Lei nº 5.452, de 1º de maio de 1943, e das Leis nº 5.917, de 10 de setembro de 1973, e nº 6.261, de 14 de novembro de 1975; e dá outras providências, com suas alterações; Lei nº 12.651, de 25 de maio de 2012, que "dispõe sobre a proteção da vegetação nativa; altera as Leis nº 6.938, de 31 de agosto de 1981, nº 9.393, de 19 de dezembro de 1996, e nº 11.428, de 22 de dezembro de 2006; revoga as Leis nº 4.771, de 15 de setembro de 1965, e nº 7.754, de 14 de abril de 1989, e a Medida Provisória nº 2.166-67, de 24 de agosto de 2001; e dá outras providências", com suas alterações; Lei nº 13.089, de 12 de janeiro de 2015, que "institui o Estatuto da Metrópole, altera a Lei nº 10.257, de 10 de julho de 2001, e dá outras providências", com suas alterações; Instrução Normativa nº 33, de 18 de dezembro de 2014, do Ministério das Cidades, que "regulamenta a aquisição, pelo Agente Operador do FGTS, de cotas de Fundos de Investimento Imobiliário (FII) e de Fundos de Investimento em Direitos Creditórios (FIDC), de Debêntures e de Certificados de Recebíveis Imobiliários (CRI), que possuam lastro em Operações Urbanas Consorciadas"; Decreto nº 9.073, de 5 de junho de 2017, que "promulga o Acordo de Paris sob a Convenção-Quadro das Nações Unidas sobre Mudança do Clima, celebrado em Paris, em 12 de dezembro de 2015, e firmado em Nova Iorque, em 22 de abril de 2016"; Lei nº 13.465, de 11 de julho de 2017 que "dispõe sobre a regularização fundiária rural e urbana, sobre a liquidação de créditos concedidos aos assentados da reforma agrária e sobre a regularização fundiária no âmbito da Amazônia Legal; institui mecanismos para aprimorar a eficiência dos procedimentos de alienação de imóveis da União; altera as Leis nº 8.629, de 25 de fevereiro de 1993, 13.001, de 20 de junho de 2014, 11.952, de 25 de junho de 2009, 13.340, de 28 de setembro de 2016, 8.666, de 21 de junho de 1993, 6.015, de 31 de dezembro de 1973, 12.512, de 14 de outubro de 2011, 10.406, de 10 de janeiro de 2002 (Código Civil), 13.105, de 16 de março de 2015 (Código de Processo Civil), 11.977, de 7 de julho de 2009, 9.514, de 20 de novembro de 1997, 11.124, de 16 de junho de 2005, 6.766, de 19 de dezembro de 1979, 10.257, de 10 de julho de 2001, 12.651, de 25 de maio de 2012, 13.240, de 30 de dezembro de 2015, 9.636, de 15 de maio de 1998, 8.036, de 11 de maio de 1990, 13.139, de 26 de junho de 2015, 11.483, de 31 de maio de 2007, e a 12.712, de 30 de agosto de 2012, a Medida Provisória nº 2.220, de 4 de setembro de 2001, e os Decretos-Leis n º 2.398, de 21 de dezembro de 1987, 1.876, de 15 de julho de 1981, 9.760, de 5 de setembro de 1946, e 3.365, de 21 de junho de 1941; revoga dispositivos da Lei Complementar nº 76, de 6 de julho de 1993, e da Lei nº 13.347, de 10 de outubro de 2016; e dá outras providências"; Lei nº 14.026, de 15 de julho de 2020, que "atualiza o marco legal do saneamento básico e altera a Lei nº 9.984, de 17 de julho de 2000, para atribuir à Agência Nacional de Águas e Saneamento Básico (ANA) competência para editar normas de referência sobre o serviço de saneamento, a Lei nº 10.768, de 19 de novembro de 2003, para alterar o nome e as atribuições do cargo de Especialista em Recursos Hídricos, a Lei nº 11.107, de 6 de abril de 2005, para vedar a prestação por contrato de programa dos serviços públicos de que trata o art. 175 da Constituição Federal, a Lei nº 11.445, de 5 de janeiro de 2007, para aprimorar as condições estruturais do saneamento básico no País, a Lei nº 12.305, de 2 de agosto de 2010, para tratar dos prazos para a disposição final ambientalmente adequada dos rejeitos, a Lei nº 13.089, de 12 de janeiro de 2015 (Estatuto da Metrópole), para estender seu âmbito de aplicação às microrregiões, e a Lei nº 13.529, de 4 de dezembro de 2017, para autorizar a União a participar de fundo com a finalidade exclusiva de financiar serviços técnicos especializados; Decreto nº 10.936, de 12 de janeiro de 2022 que "regulamenta a Lei nº 12.305, de 2 de agosto de 2010, que "institui a Política Nacional de Resíduos Sólidos"; Portaria nº 3.242, de 9 de novembro de 2022, do Ministério do Desenvolvimento Regional que "aprova as diretrizes para a criação, a instituição e a atualização do Cadastro Territorial Multifinalitário - CTM, nos Municípios brasileiros; Lei nº 14.600, de 19 de julho de 2023, que "estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios", Decreto nº 11.468, de 5 de abril de 2023, que "aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério das Cidades e remaneja e transforma cargos em comissão e funções de confiança"; Portaria MCID nº 1.445, de 13 de novembro de 2023 que "dispõe sobre o Programa Nacional de Capacitação das Cidades, no âmbito do Ministério das Cidades"; Portaria MCID n° 1.622, de 12 de dezembro de 2023 que "designa os membros, titulares e suplentes, do Comitê Gestor do Programa Nacional de Capacitação das Cidades - Capacidades", com suas alterações; Decreto nº 11.962 de 22 de março de 2024 que "dispõe sobre a Política Nacional de Desenvolvimento Regional"; Instrução Normativa nº 06, de 22 de março de 2024 que regulamenta o Programa de Desenvolvimento Urbano (Pró-Cidades).

8874 Apoio ao Planejamento e à Gestão Urbana Municipal e Interfederativa

Constituição da República Federativa do Brasil de 1988, em especial seus artigos 21, com seu inciso XX; 23, com seus incisos II, VI, IX e X; 24, com seus incisos I e VII; 25, com seu § 3º; 30, com seus incisos II, VIII e IX; 170, com seus incisos II, VI e VII; 182; 183; e 216, com seus incisos IV e V e § 1º; Decreto-Lei nº 311, de 2 de março de 1938, que "dispõe sobre a divisão territorial do país e dá outras providências"; Lei nº 6.766, de 19 de dezembro de 1979, que "dispõe sobre o parcelamento do solo urbano e dá outras providências"; Decreto 11. 468 de 05 de abril de 2023, com suas alterações; Lei nº 10.098, de 19 de dezembro de 2000, que "estabelece normas gerais e critérios básicos para a promoção da acessibilidade das pessoas portadoras de deficiência ou com mobilidade reduzida, e dá outras providências", com suas alterações; Lei nº 10.257, de 10 de julho de 2001, que "regulamenta os artigos 182 e 183 da Constituição Federal, estabelece diretrizes gerais da política urbana e dá outras providências", com suas alterações, denominada Estatuto da Cidade; Medida Provisória nº 2.220, de 4 de setembro de 2001, que "dispõe sobre a concessão de uso especial de que trata o § 1º do art. 183 da Constituição, cria o Conselho Nacional de Desenvolvimento Urbano - CNDU e dá outras providências", com suas alterações; Lei nº 10.406, de 10 de janeiro de 2002, que "institui o Código Civil", com suas alterações; Lei nº 11.079, de 30 de dezembro de 2004, que "institui normas gerais para licitação e contratação de parceria público-privada no âmbito da administração pública", com suas alterações; Lei nº 11.107, de 6 de abril de 2005, que "dispõe sobre normas gerais de contratação de consórcios públicos e dá outras providências", com suas alterações ;Lei nº 12.187, de 29 de dezembro de 2009, que "institui a Política Nacional sobre Mudança do Clima - PNMC e dá outras providências"; Lei nº 12.651, de 25 de maio de 2012, que "dispõe sobre a proteção da vegetação nativa; altera as Leis nº 6.938, de 31 de agosto de 1981, nº 9.393, de 19 de dezembro de 1996, e nº 11.428, de 22 de dezembro de 2006; revoga as Leis nº 4.771, de 15 de setembro de 1965, e nº 7.754, de 14 de abril de 1989, e a Medida Provisória nº 2.166-67, de 24 de agosto de 2001; e dá outras providências", com suas alterações; Lei nº 13.089, de 12 de janeiro de 2015, que "institui o Estatuto da Metrópole, altera a Lei nº 10.257, de 10 de julho de 2001, e dá outras providências", com suas alterações; Lei nº 14.600, de 19 de julho de 2023, que "estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios"; Decreto nº 5.790, de 25 de maio de 2006, que "dispõe sobre a composição, estruturação, competências e funcionamento do Conselho das Cidades - ConCidades, e dá outras providências", com suas alterações;Decreto nº 9.073, de 5 de junho de 2017, que "promulga o Acordo de Paris sob a Convenção-Quadro das Nações Unidas sobre Mudança do Clima, celebrado em Paris, em 12 de dezembro de 2015, e firmado em Nova Iorque, em 22 de abril de 2016";Decreto nº 9.810, de 30 de maio de 2019, que "institui a Política Nacional de Desenvolvimento Regional"; Decreto nº 11.468, de 5 de abril de 2023, que "aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério das Cidades e remaneja e transforma cargos em comissão e funções de confiança"; Instrução Normativa nº 33, de 18 de dezembro de 2014, do Ministério das Cidades, que "regulamenta a aquisição, pelo Agente Operador do FGTS, de cotas de Fundos de Investimento Imobiliário (FII) e de Fundos de Investimento em Direitos Creditórios (FIDC), de Debêntures e de Certificados de Recebíveis Imobiliários (CRI), que possuam lastro em Operações Urbanas Consorciadas"; Instrução Normativa n. 35, de 17 de setembro de 2021 que altera e consolida a Instrução Normativa n. 28 e suas alterações advindas da Instrução Normativa n. 20, de 28 de julho de 2020, que regulamenta o Programa de Desenvolvimento Urbano (Pró-Cidades) instituído pela Resolução n. 897, de 11 de setembro de 2018, do Conselho Curador do FGTS.; Portaria nº 3.242, de 9 de novembro de 2022, do Ministério do Desenvolvimento Regional, que "aprova as diretrizes para a criação, a instituição e a atualização do Cadastro Territorial Multifinalitário – CTM, nos Municípios brasileiros".

56201 Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB

2000 Administração da Unidade

Lei nº 8.693, de 03 de agosto de 1993, Decreto nº 84.640, de 17 de abril de 1980.

2843 Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros

CF Artigo 21, Inciso VI, IX, XI, XII e XX.
Lei nº 3.115 de 16/03/1957
Lei nº 10.257 de 10/07/2001
Lei nº 12.587 de 03/01/2012
Lei nº 14.802 de 10/01/2024
Decreto nº 84.640 de 17/04/1980

6438 Capacitação de Recursos Humanos para Transportes Coletivos Urbanos

Lei nº 8.693, de 03 de agosto de 1993; Decreto nº 84.640, de 17 de abril de 1980; Decreto nº 89.396, de 22 de fevereiro de 1984; Decreto nº 6.129, de 20 de junho de 2007; Estatuto social da TRENSURB, capítulo II, art 4°, que tem por objetivo "a contratação, implantação e exploração de um serviço de trens urbanos na Região Metropolitana de Porto Alegre - RMPA, no Estado do Rio Grande do Sul; e a exploração de atividades conexas ou complementares às escritas na alínea anterior". Estatuto social da CBTU, art. 4º.

Ação Orçamentária / Base Legal

56202 Companhia Brasileira de Trens Urbanos - CBTU

2000 Administração da Unidade

Decreto nº 89.396, de 22 de fevereiro de 1984, Decreto nº 4.566, de 01 de janeiro de 2003.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

2843 Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros

CF Artigo 21, Inciso VI, IX, XI, XII e XX; Lei nº 3.115 de 16/03/1957; Lei nº 10.257 de 10/07/2001; Lei nº 12.587 de 03/01/2012; Lei nº 14.802 de 10/01/2024; Decreto nº 84.640 de 17/04/1980.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988;
Art. 7º, inciso V, da Lei nº 13.502, de 1º de novembro de 2017;
Decreto nº 6.555, de 8 de setembro de 2008;
Decreto nº 9.038, de 26 de abril de 2017.
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

6438 Capacitação de Recursos Humanos para Transportes Coletivos Urbanos

Lei nº 8.693, de 03/08/93; Lei nº 10.257, de 10/07/2001; Decreto nº 6.129, de 20/06/2007; Decreto nº 84.640, de 17/04/1980; Decreto nº 89.396, de 22/02/1984; Estatuto social da CBTU, art. 4º.

56902 Fundo Nacional de Habitação de Interesse Social - FNHIS

00TH Apoio à urbanização de favelas por meio do Fundo Nacional de Habitação de Interesse Social

CF/88, art. 6, art. 21 e art. 23; Lei nº 10.257 de 10 de julho de 2001 - Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.578, de 26 de novembro de 2007; Lei nº 11.888, de 24 de dezembro de 2008; Lei nº 11.977, de 7 de julho de 2009; Lei nº 12.424, de 16 de junho de 2011; Lei nº 13.465, de 11 de julho de 2017; Lei nº 14.620, de 13 de julho de 2023; Decreto nº 11.468, de 5 de abril de 2023; Portaria MCID nº 1.328, de 16 de outubro de 2023.

00TI Apoio à produção habitacional de interesse social

CF/88, art. 6, art. 21 e art. 23; Lei nº 10.257, de 10 de julho de 2001 - Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.578, de 26 de novembro de 2007; Lei nº 11.888, de 24 de dezembro de 2008; Lei nº 11.977, de 7 de julho de 2009; Lei nº 12.424, de 16 de junho de 2011; Lei nº 11.977, de 7 de julho de 2009; Lei nº 14.118, de 12 de janeiro de 2021; Lei 14.600, de 19 de junho de 2023; Lei 14.620, de 13 de julho de 2023; Decreto nº 11.439, de 17 de março de 2023; Portaria Interminsterial Mcid/MF nº 2, de 1º de março de 2023; Portaria MDR nº 1.266, de 28 de abril de 2021; Portaria MCid n° 1.416, de 06 de novembro de 2023 .

00TJ Apoio à melhoria habitacional

CF/88, art.6, art. 21 e art. 23; Lei nº 10.257, de 10 de julho de 2001 - Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.578, de 26 de
novembro de 2007; Lei nº 11.888, de 24 de dezembro de 2008; Lei nº 11.977, de 7 de julho de 2009; Lei nº 12.424, de 16 de junho de 2011; Lei nº 13.502, de
01 de novembro de 2017; Lei nº 14.118, de 12 de janeiro de 2021; Lei Nº 14.620, de 13 de julho de 2023; Decreto nº 10.290, de 24 de março de 2020; Decreto nº 11.065, de 6 de maio de 2022; Decreto Nº 11.468, de 5 de abril de 2023; Decreto Nº 11.632, de 11 de agosto de 2023;Portaria MDR nº 3.248, de 29 de dezembro de 2020.

8873 Apoio ao fortalecimento Institucional dos agentes integrantes do Sistema Nacional de Habitação de Interesse Social - SNHIS

CF/88, art. 6, art. 21 e art. 23; Lei nº 10.257, de 10 de julho de 2001 - Estatuto da Cidade; Lei nº 11.124, de 16 de junho de 2005; Lei nº 11.578, de 26 de novembro de 2007; Lei nº 11.888, de 24 de dezembro de 2008; Lei nº 11.977, de 7 de julho de 2009; Lei nº 12.424, de 16 de junho de 2011; Lei 14.600, de 19 de junho de 2023; Lei 14.620, de 13 de julho de 2023; Lei nº 14.118 de 12 de janeiro de 2021; Decreto nº 11.439, de 17 de março de 2023.

58101 Ministério da Pesca e Aquicultura- Administração Direta

0080 Subvenção Econômica ao Preço do Óleo Diesel de Embarcações Pesqueiras (Lei nº 9.445, de 1997)

Constituição Federal, de 05 de outubro de 1988;
Lei nº 9.445, de 14 de março de 1997;
Lei 15.080, de 30 de dezembro de 2024
Decreto nº 7077 de 26 de janeiro de 2010;
Lei nº 14.600, de 19 de junho de 2023;

2000 Administração da Unidade

Constituição da República Federativa do Brasil - CRFB de 1988;
Decreto-Lei nº 200, de 25 de Fevereiro de 1967 - Dispõe sobre a organização da Administração Federal; e
Lei nº 14.600, de 19 de junho de 2023.

20Y0 Desenvolvimento da Aquicultura

Constituição da República Federativa do Brasil de 05 de outubro de 1988;
Lei nº 11.959, de 29 de junho de 2009;
Lei nº 14.600 de 19 de junho de 2023;
Dec. Nº 8.425, de 31 de março de 2015;
Decreto nº 11.624 de 1º de agosto de 2023
Decreto n° 10.576, de 14 de dezembro de 2020.
Decreto nº 11.852, de 26 Dezembro de 2023.

20Y1 Desenvolvimento Sustentável da Pesca Artesanal

Constituição da República Federativa do Brasil de 05 de outubro de 1988;
Lei 11.959, de 29 de junho de 2009
Lei nº 8.666, de 21 de junho de 1993;
Lei nº 9.636, de 15 de maio de 1998;
Lei 15.080, de 30 de dezembro de 2024
Decreto nº 6.040 ,de 7 de fevereiro de 2007;
Lei nº 11.959, de 29 de junho de 2009;
Lei nº 13.019, de 31 de julho de 2014;
Portaria Interministerial MGI/MF/CGU nº 33, de 30 de dezembro de 2023
Decreto 11.531/2023
Decreto nº 10.426, de 16 de julho de 2020;
Lei nº 14.133, de 1º de abril de 2021;
Decreto nº 10.736, de 29 de junho de 2021;
Decreto nº 11.352, de 1º de janeiro de 2023 e
Lei nº 14.600, de 19 de junho de 2023
Decreto nº 12.053, de 12 de junho de 2024

20Y2 Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira

Constituição Federal de 05 de outubro 1988;
Lei nº 14.600, de 19 de junho de 2023; Decreto nº 11.332, de 01/01/2023.

213F Funcionamento dos Terminais Pesqueiros Públicos de Propriedade e Administração da União

Constituição Federativa de 05 de outubro de 1988;
Lei nº 11.959, de 29 de Junho de 2009;
Lei nº 15.080, de 30 de dezembro de 2024.
Decreto nº 5.231 de 6 de outubro de 2004.
Lei nº 14.600, de 19 de junho de 2023;

21GE Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva

Constituição da República Federativa do Brasil de 05 de outubro de 1988;
Lei nº 11.959, de 29 de junho de 2009;
Lei nº 14.600, de 19 de junho de 2023;

21HO Apoio e Desenvolvimento da Participação Social e Manutenção de Colegiados

Constituição da República Federativa do Brasil de 05 de outubro de 1988;
Lei nº 11.959, de 29 de junho de 2009;
Decreto nº 8.425, de 31 de março de 2015;
Lei nº 14.791, de 29 de dezembro de 2023 - LDO-2024;
Decreto n º 5.231 de 6 de outubro de 2004;
Decreto nº 10.576, de 14 de dezembro de 2020;
Decreto nº 11.852, de 26 de dezembro de 2023.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, Art. 37 - A administração pública direta e indireta de qualquer dos Poderes da União, dos Estados, do Distrito Federal e dos Municípios obedecerá aos princípios de legalidade, impessoalidade, moralidade, publicidade e eficiência;
Lei Nº 12.232, de 29 de abril de 2010 - Dispõe sobre as normas gerais para licitação e contratação pela administração pública de serviços de publicidade prestados por intermédio de agências de propaganda;
Lei nº 13.844 de 18 de junho de 2019 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências;
Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom:
1. Instrução Normativa nº 1, de 27 de julho de 2017 - Dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências;
2. Instrução Normativa nº 2, de 20 de abril de 2018 - Disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares;
3. Instrução Normativa nº 3, de 20 de abril de 2018 - Disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.
4. Instrução normativa nº 1, de 20 de maio de 2020 - Disciplina a utilização de recursos de acessibilidade na publicidade, nos pronunciamentos e nos discursos oficiais dos órgãos e entidades do Poder Executivo Federal.

59101 Conselho Nacional do Ministério Público

15V7 Construção do Edifício-Sede do Conselho Nacional do Ministério Público em Brasília - DF

Constituição da República: Art. 130-A e Art.167, Inc. I, II e VI);
PPA 2024-2027- Lei nº 14.802, de 10 de JANEIRO DE 2024, art. 6º, IV.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Art. 227, da LC nº 75/93; Arts. 60-A a 60-E da Lei n° 8.112, de 1990; Art. 50, II da Lei nº 8.625/93 - LONMP; Resolução CNMP nº 194, de 18 de dezembro de 2018; Resolução CNMP nº 284, de 5 de fevereiro de 2024; e Portaria CNMP-PRESi nº 40, de 16 de fevereiro de 2024.

219I Publicidade Institucional e de Utilidade Pública

Resolução CNMP nº 92, de 13 de março de 2013.

2549 Comunicação e Divulgação Institucional

Resolução CNMP nº 92, de 13 de março de 2013.

8010 Atuação Estratégica para Controle e Fortalecimento do Ministério Público

Constituição da República Federativa do Brasil - artigo 130-A; Lei nº 11.372, de 28/11/2006; Lei nº 11.883, de 23/12/2008; Lei nº 11.967, de 6/07/2009; Lei nº 12.412, de 31/05/2011; Lei nº 13.316, de 20/07/2016; Resolução CNMP nº 92, de 13 de março de 2013 (Regimento Interno do CNMP).

60101 Gabinete da Vice-Presidência da República

2000 Administração da Unidade

Constituição Federal de 1988; Decreto-Lei nº 200, de 1967; e Lei nº 14.600, de 19 de junho de 2023, Decreto nº 11.326, de 1º de janeiro de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990.

63101 Advocacia-Geral da União

162I Construção de Edifício-Sede da AGU em Fortaleza - CE

CF/88, art.131; Lei Complementar nº 73/93; Lei nº 9.028/95; MP nº 1.154, DE 1º de Janeiro de 2023, convertido na LEI Nº 14.600, DE 19 DE JUNHO DE 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 12, inciso XXV, Art. 18, inciso XV e § 9º da Lei nº 13.408, de 26 de dezembro de 2016 - LDO-2017.

218Y Despesas Judiciais da União, de suas Autarquias e Fundações Públicas

Art. 131, CF; Lei Complementar 73, de 10 de fevereiro de 1993; Lei 9.028, de 12 de abril, de 1995; Lei 10.480, de 20 de julho de 2002, além da Súmula 232 do STJ, Lei nº 13.808, de 15 de janeiro de 2019.

2674 Representação Judicial e Extrajudicial da União e suas Autarquias e Fundações Federais

CF/88, art.131; Lei Complementar nº 73/93; Lei nº 9.028/95; Lei nº 10.480/02.

65101 Ministério das Mulheres - Administração Direta

00SN Apoio à Implementação de Casas da Mulher Brasileira e de Centros de Referência da Mulher Brasileira

Ação Orçamentária / Base Legal

Constituição Federal - Art. 226 Constituição Federal/88;
Lei nº 11.340/2006;
Lei nº 13.104/2015;
Decreto nº 11.431/2023;
Decreto nº 1.973/1996.

2000 Administração da Unidade

Lei nº 14.600, de 19 de junho de 2023, e Decreto nº 11.351, de 1º de janeiro de 2023.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990; PLN n° 4/2023, art. 12, inciso XXIV, art. 18, inciso XIV e § 8° (PLDO 2024).

21GF Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão

Constituição Federal de 1988, Arts. 226 - Estabelece a família como base da sociedade e impõe ao Estado o dever de protegê-la;
Lei Complementar n° 119, de 27 de junho de 2025 - Dispõe sobre a organização da administração federal direta, autárquica e fundacional;
Lei n° 11.340, de 7 de agosto de 2006 (Lei Maria da Penha) - Cria mecanismos para coibir a violência doméstica e familiar contra a mulher;
Lei n° 13.104, de 9 de março de 2015 - Altera o Código Penal para prever o feminicídio como circunstância qualificadora do homicídio;
Lei n° 14.232, de 28 de outubro de 2021- Institui a Política Nacional de Dados e Informações relacionadas à Violência contra as Mulheres (PNAINFO);
Lei nº 14.611, de 3 de julho de 2023 - Dispões sobre a igualdade salarial e de critérios remuneratórios entre mulheres e homens;
Decreto n° 1.973, de 28 de julho de 1996 - Regulamenta dispositivos referentes à proteção da mulher;
Decreto n° 10.086, de 5 de novembro de 2019 - Dispõe sobre a Política Nacional de Enfrentamento à Violência contra as Mulheres;
Decreto nº 11.351 de 1º de janeiro de 2023 - Aprova a estrutura regimental do Ministério das Mulheres;
Decreto n° 11.431, de 8 de março de 2023 - Institui o Programa Mulher Viver sem Violência; e
Decreto n° 11.640, de 8 de agosto de 2023 - Altera dispositivos sobre políticas públicas para mulheres.

21GG Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres

Constituição Federal, Arts. 204 e 226;
Lei nº 14.611, de 3 de julho de 2023 - Lei de Igualdade Salarial e de Critérios Remuneratórios;
Lei nº 15.069, de 23 de dezembro de 2024 - institui a Política Nacional de Cuidados;
Decreto nº 4.377 de 13 de setembro de 2002 - Promulga a Convenção sobre a Eliminação de Todas as Formas de Discriminação contra a Mulher, de 1979
Decreto nº 11.351 de 1º de janeiro de 2023 - institui o Ministério das Mulheres;
Portaria Conjunta MM/MCTI/MPI/MTE/SG-PR/MME nº1 de 17 de janeiro de 2025 - Institui o Programa Asas para o Futuro; e
Portaria Conjunta MM/MTE/MME/MIR/MEC/MGI/MDIC/MCTI/MDA/MDHC/MDS nº 2 de 7 de abril de 2025 - institui o Plano Nacional de Igualdade Salarial e Laboral entre Mulheres e Homens.

21GH Funcionamento do Conselho Nacional dos Direitos da Mulher

Constituição Federal/1988, art. 226;
Lei nº 11.340/2006 (Lei Maria da Penha);
Lei nº 13.104/2015;
Lei nº 14.232/2021;
Lei nº 14611/2023;
Lei complementar nº 119/2005;
Decreto nº 1.973/1996;
Decreto nº 11.351/2023;
Decreto nº 11.431/2023;
Decreto nº 11.640/2023;
Decreto 10.086/2019;
Decreto 11.640/2023;
Projeto de Lei nº 1085 de de 2023

21GI Apoio ao Funcionamento e Execução dos Serviços da Central de Atendimento à Mulher (Ligue 180)

Constituição Federal/1988, arts. 204 e 226 – Organização da assistência social e proteção à família, igualdade de direitos e dever do Estado na proteção à mulher;
Lei complementar nº 119, de 27 de junho de 2005 – Organização da administração pública federal;
Lei nº 11.340, de 7 de agosto de 2006 (Lei Maria da Penha) – Cria mecanismos para coibir a violência doméstica e familiar contra a mulher;
Lei nº 13.104, de 9 de março de 2015 – Altera o Código Penal para incluir o feminicídio como circunstância qualificadora do homicídio;
Lei nº 14.232, de 28 de outubro de 2021 – Institui a Política Nacional de Dados e Informações relacionadas à Violência contra as Mulheres (PNAINFO).
Lei nº 14.611, de 4 de julho de 2023 – Igualdade salarial e de critérios remuneratórios entre mulheres e homens;
Decreto nº 1.973, de 28 de julho de 1996 – Regulamenta dispositivos referentes à proteção da mulher;
Decreto nº 4.377, de 13 de setembro de 2002 – Dispõe sobre a Política Nacional de Enfrentamento à Violência contra as Mulheres;
Decreto nº 7.393, de 15 de dezembro de 2010 – Regulamenta o funcionamento da Central de Atendimento à Mulher – Ligue 180;
Decreto nº 11.351, de 1º de janeiro de 2023 – Aprova a estrutura regimental do Ministério das Mulheres;
Decreto nº 11.431, de 8 de março de 2023 – Institui o Programa Mulher Viver sem Violência; e
Decreto nº 11.640, de 8 de agosto de 2023 – Altera dispositivos sobre políticas públicas para mulheres.

21GJ Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres

Constituição Federal/1988, art. 1º, parágrafo único; art. 5º, inciso I; art. 37, §3º; art. 204; art. 226, §8º – Princípios fundamentais, direitos e garantias individuais, administração pública, assistência social e proteção à família e à mulher;
Lei Complementar nº 119, de 27 de junho de 2005 – Organização da administração pública federal;
Lei nº 11.340, de 7 de agosto de 2006 (Lei Maria da Penha) – Prevenção e combate à violência doméstica e familiar contra a mulher;
Lei nº 12.608, de 10 de abril de 2012 – Política Nacional de Proteção e Defesa Civil, com enfoque em populações vulneráveis;
Lei nº 13.104, de 9 de março de 2015 – Feminicídio como circunstância qualificadora do homicídio;
Lei nº 13.460, de 26 de junho de 2017 – Participação, proteção e defesa dos direitos dos usuários dos serviços públicos;
Lei nº 14.232, de 28 de outubro de 2021 – Políticas públicas para mulheres em situação de violência;
Decreto nº 1.973, de 28 de julho de 1996 – Regulamentação de dispositivos referentes à proteção da mulher;
Decreto nº 4.377, de 13 de setembro de 2002 – Política Nacional de Enfrentamento à Violência contra as Mulheres;
Decreto nº 9.094, de 17 de julho de 2017 – Simplificação do atendimento prestado aos usuários dos serviços públicos;
Decreto nº 10.906, de 30 de dezembro de 2021 – Aprova a Política Nacional de Direitos Humanos;
Decreto nº 11.351, de 1º de janeiro de 2023 – Aprova a estrutura regimental do Ministério das Mulheres;
Decreto nº 11.431, de 8 de março de 2023 – Institui o Programa Mulher Viver sem Violência; e
Decreto nº 11.640, de 8 de agosto de 2023 – Altera dispositivos sobre políticas públicas para mulheres.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988; Art. 3º, inciso III, do Decreto nº 9.673, de 2 de janeiro de 2019; Decreto nº 6.555, de 8 de setembro de 2008; Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom: 1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências; 2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares; 3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal; Lei nº 13.844, de 2019.

67101 Ministério da Igualdade Racial - Administração Direta

2000 Administração da Unidade

CF/1988; Decreto-Lei nº 200/1967; Decreto nº 9.673/2019. Decreto 11346/2023 – que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Igualdade Racial; Lei 14.600/2023- que estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios; Instrução Normativa nº 3, de 11 de fevereiro de 2015, que dispõe sobre diretrizes e procedimentos para aquisição de passagens aéreas pela Administração Pública Federal direta, autárquica e fundacional; Instrução Normativa SGP-ENAP/SEDGG/ME nº 21, de 1º de fevereiro de 2021, que estabelece orientações aos órgãos do Sistema de Pessoal Civil da Administração Pública Federal - SIPEC, quanto aos prazos, condições, critérios e procedimentos para a implementação da Política Nacional de Desenvolvimento de Pessoas - PNDP de que trata o Decreto nº 9.991, de 28 de agosto de 2019; Instrução Normativa SGD/ME nº 94, de 23 de dezembro de 2022, que dispõe sobre o processo de contratação de soluções de Tecnologia da Informação e Comunicação pelos órgãos e entidades integrantes do Sistema de Administração dos Recursos de Tecnologia da Informação – SISP do Poder Executivo Federal; Instrução Normativa SECOM nº 4, de 20
de abril de 2018, que disciplina as licitações e os contratos de serviços de comunicação corporativa dos órgãos e entidades do Poder Executivo Federal; Instrução Normativa SECOM nº7, de 24 de outubro de 2018, que disciplina as licitações e os contratos de serviços de promoção dos órgãos e entidades do Poder Executivo Federal; Decreto nº 4.888 de 20 de novembro de 2003, que dispõe sobre a composição, estruturação, competências e funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; Lei nº 14.791, de 29/12/2013 - LDO2024, Lei nº 14.822, de 22 de janeiro de 2024 - LOA2024, Decreto nº 11.346, de 1º de janeiro de 2023.

21FC Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR

Arts 3º e 4º da Constituição Federal de 1988;
Lei nº 12.288, de 20 de julho 2010, Estatuto da Igualdade Racial;
Decreto nº 8.136, de 5 de novembro de 2013, que aprova o regulamento do Sistema Nacional de Promoção da Igualdade Racial - Sinapir;
Decreto nº 65.810, de 08 de dezembro de 1969, que promulga a Convenção Internacional sobre a Eliminação de Todas as Formas de Discriminação Racial;
Decreto nº 10.932, de 10 de janeiro de 2022, que ratifica a Convenção Interamericana contra o Racismo, a Discriminação Racial e Formas Correlatas de Intolerância;
Decreto nº 6.872, de 4 de junho de 2009, que aprova o Plano Nacional de Promoção da Igualdade Racial – PLANAPIR, e institui o seu Comitê de Articulação e Monitoramento, alterado pelo Decreto n. 10.087/2019, que extingue o Comitê de Articulação e Monitoramento do Planapir.
Decreto nº 11.346, de 1º de janeiro 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Igualdade Racial e remaneja cargos em comissão e funções de confiança;
Decreto nº 4.886, de 20 de novembro de 2003, que institui a Política Nacional de Promoção da Igualdade Racial - PNPIR e dá outras providências;
Decreto nº 4.885, de 20 de novembro de 2003, que dispõe sobre a composição, estruturação, competências e funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR

21FE Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos

Constituição Federal de 1988; art. 3º, 5º, 215 e 216; Lei nº 10.639/2003, que estabelece as diretrizes e bases da educação nacional, para incluir no currículo oficial da Rede de Ensino a obrigatoriedade da temática "História e Cultura Afro-Brasileira", e dá outras providências; Art.8º, 12, 18, 31 a 34, da Lei nº 12.288/2010, que institui o Estatuto da Igualdade Racial; Lei nº 8.069, de 13 de julho de 1990, que trata de procedimento diferenciado para a colocação de crianças quilombolas em família substituta; Decreto nº 4.887/2003, que regulamenta o procedimento para identificação, reconhecimento, delimitação, demarcação e titulação das terras ocupadas por remanescentes das comunidades dos quilombos de que trata o art. 68 do Ato das Disposições Constitucionais Transitórias; Decreto nº 6040/2007, que institui a Política Nacional de Desenvolvimento Sustentável dos Povos e Comunidades Tradicionais; Art. 2º, LXXII -Anexo LXXII, do Decreto nº 10.088/2019, que consolida atos normativos editados pelo Poder Executivo Federal que dispõem sobre a promulgação de convenções e recomendações da Organização Internacional do Trabalho - OIT ratificadas pela República Federativa do Brasil; Art. 22, do Decreto nº 11.346/2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Igualdade Racial e remaneja cargos em comissão e funções de confiança.; Decreto nº 11.447/2023, que institui o Programa Aquilomba Brasil e o seu Comitê Gestor.

21FF Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra

Constituição Federal de 1988; Lei nº 12.888/2010 – Institui o Estatuto da Igualdade Racial; altera as Leis nos 7.716, de 5 de janeiro de 1989, 9.029, de 13 de abril de 1995, 7.347, de 24 de julho de 1985, e 10.778, de 24 de novembro de 2003; Lei nº 10.639/2003 - Altera a Lei no 9.394, de 20 de dezembro de 1996, que estabelece as diretrizes e bases da educação nacional, para incluir no currículo oficial da Rede de Ensino a obrigatoriedade da temática "História e Cultura Afro-Brasileira", e dá outras providências; Lei nº 11.645/2008 - Altera a Lei no 9.394, de 20 de dezembro de 1996, modificada pela Lei no 10.639, de 9 de janeiro de 2003, que estabelece as diretrizes e bases da educação nacional, para incluir no currículo oficial da rede de ensino a obrigatoriedade da temática "História e Cultura Afro-Brasileira e Indígena; Lei nº 12.852, de 5 de agosto de 2013 - Institui o Estatuto da Juventude e dispõe sobre os direitos dos jovens, os princípios e diretrizes das políticas públicas de juventude e o Sistema Nacional de Juventude – SINAJUVE; Decreto nº 11.444/2023 - Institui Grupo de Trabalho Interministerial para elaboração da proposta do Plano Juventude Negra Viva.

21FG Apoio no Funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR

Constituição Federal de 1988; Lei nº 12.288 de 20 de julho de 2010, que institui o Estatuto da Igualdade Racial; Lei nº 14.600, de 19 de junho de 2023, organização básica dos órgãos da Presidência da República e dos Ministérios; Decreto nº 11.346, de 1º de janeiro 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério da Igualdade Racial e remaneja cargos em comissão e funções de confiança; Decreto nº 4.886, de 20 de novembro de 2003, que institui a Política Nacional de Promoção da Igualdade Racial - PNPIR e dá outras providências; Decreto nº 4.885, de 20 de novembro de 2003, que dispõe sobre a composição, estruturação, competências e funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR.

21HN Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo

Constituição Federal de 1988;
Lei nº 7.716/1989 - Define os crimes resultantes de preconceito de raça ou de cor;
Lei nº 11.645/2008 - Inclusão no currículo oficial da rede de ensino a obrigatoriedade da temática "História e Cultura Afro-Brasileira e Indígena;
Lei nº 12.288/2010 – Institui o Estatuto da Igualdade Racial;
Lei 12.711/2012 - Lei de Cotas no Ensino Superior e Técnico de Nível Médio;
Lei 14.532/2023 - Equipara a injúria racial ao crime de racismo.
Lei nº 12.990/2014 - Lei de Cotas no Serviço Público;
Lei nº 14.597/2023 - Institui a Lei Geral do Esporte – Art. 10 – XVII e Art. 201 §7º (ajustar artigos/incisos se necessário)
Decreto nº 65.810/1969 - Convenção Internacional sobre a Eliminação de Todas as Formas de Discriminação Racial;
Decreto nº 6.872/2009 - Plano Nacional de Promoção da Igualdade Racial – PLANAPIR
Decreto 9.427/2018 -Reserva aos negros trinta por cento das vagas oferecidas nas seleções para estágio no âmbito da administração pública federal direta, autárquica e fundacional;
Decreto nº 10.932/2022 - Convenção Interamericana contra o Racismo, a Discriminação Racial e Formas Correlatas de Intolerância;
Decreto nº 11.442/2023 - Institui Grupo de Trabalho Interministerial para a elaboração do Programa Nacional de Ações Afirmativas; e
Decreto nº 11.443/2023 - Preenchimento dos cargos em comissão e funções de confiança em no mínimo 30% por pessoas negras na administração pública federal direta, autárquica e fundacional.
Decreto nº 10.890, de 9 de dezembro de 2021 - Altera o Decreto nº 9.492, de 5 de setembro de 2018, e o Decreto nº 10.153, de 3 de dezembro de 2019, para dispor sobre a proteção ao denunciante de ilícitos e de irregularidades praticados contra a administração pública federal direta e indireta; Decreto nº 10.228, de 5 de fevereiro de 2020 - Altera o Decreto n. 9.492, de 5 de

setembro de 2018, que regulamenta a Lei n. 13.460, de 26 de junho de 2017, para dispor sobre o Sistema de Ouvidoria do Poder Executivo Federal e instituir os conselhos de usuários dos serviços públicos no âmbito da administração pública direta, indireta, autárquica e fundacional do Poder Executivo Federal; Decreto nº 9.690, de 23 de janeiro de 2019 - Altera o Decreto nº 7.724, de 16 de maio de 2012, que regulamenta a Lei nº 12.527, de 18 de novembro de 2011 - Lei de Acesso à Informação.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988; Decreto nº 11.341, de 1º de janeiro de 2023; Decreto nº 6.555, de 8 de setembro de 2008; Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom: 1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências; 2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares; 3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal.

68101 Ministério de Portos e Aeroportos - Administração Direta

00QP Cumprimento de Obrigações Decorrentes da Dissolução/Liquidação da Companhia Docas do Maranhão - CODOMAR

Decreto nº 9.265, de 10 de janeiro de 2018; Lei nº 14.600, de 19.06.2023; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Constituição Federal, artigo 21, inciso I e XII; Lei nº 14.600, de 19.06.2023; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

00V4 Participação da União no Capital da Companhia Docas do Rio Grande do Norte - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODERN

Lei nº 14.600, de 19.06.2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

00V6 Participação da União no Capital da Portos Rio - CDRJ - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela Portos Rio

Lei nº 14.600, de 19 de junho de 2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

00V7 Participação da União no Capital da Companhia Docas do Pará - CDP - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CDP

Lei nº 14.600, de 19 de junho de 2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

00WJ Participação da União no Capital da Companhia das Docas do Estado da Bahia - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODEBA

Lei nº 14.600, de 19 de junho de 2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações

123M Melhoramentos no Canal de Navegação da Hidrovia do Rio Tocantins

Lei nº 10.233, de 5 de junho de 2001, e suas alterações;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

127G Construção de Terminais Fluviais

Constituição Federal, de 5 de outubro de 1988;
Lei Complementar nº 101, de 4 de maio de 2000;
Lei nº 10.233, de 5 de junho de 2001 e suas alterações;
Lei nº 12.815, de 5 junho de 2013.
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

13LO Construção do Porto de Manaus Moderna - no Estado do Amazonas

Lei nº 10.233, de 5 de junho de 2001, arts. 81 e 82; Lei nº 12.815, de 5 de junho de 2013; Lei nº 14.600, de 19 de junho de 2023, art. 41; Decreto nº 11.354, de 01 de janeiro de 2023; e Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

14MZ Ampliação do Terminal Fluvial de São Raimundo em Manaus/AM

Lei nº 10.233, de 5 de junho de 2001, e alterações posteriores; Lei nº 12.815, de 5 de junho de 2013; Lei nº 14.600, de 19 de junho de 2023, art. 41; Decreto nº 11.354, de 01 de janeiro de 2023; e Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C..

15CX Dragagem de Aprofundamento no Porto de Fortaleza (CE)

Lei nº 12.815, de 5 de junho de 2013; Lei nº 14.600, de 19 de junho de 2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

161Y Manutenção e Reforço do Molhe de Abrigo do Porto de Imbituba/SC

Art. 17 da Lei nº 12.815, de 05 de junho de 2013;
Lei nº 14.600, de 19 de junho de 2023, art. 41; e
Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

161Z Dragagem e Readequação da Infraestrutura Aquaviária do Porto do Recife/PE

Art. 17 da Lei nº 12.815, de 05 de junho de 2013;
Lei nº 14.600, de 19 de junho de 2023, art. 41; e
Decreto nº 11.354, de 01 de janeiro de 2023 e sua alterações.

162A Adequação e Ampliação da Capacidade do Porto de Santana/AP

Art. 17 da Lei nº 12.815, de 05 de junho de 2013;
Lei nº 14.600, de 19 de junho de 2023, art. 41; e
Decreto nº 11.354, de 01 de janeiro de 2023 e sua alterações.

162B Modernização, Recuperação e Ampliação da Capacidade do Porto de Suape/PE

Art. 17 da Lei nº 12.815, de 05 de junho de 2013;
Lei nº 14.600, de 19 de junho de 2023, art. 41; e
Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações

162D Dragagem e Sinalização Náutica da Lagoa Mirim

Lei Complementar nº 101, de 04 de maio de 2000;
Lei nº 10.233, de 5 de junho de 2001;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

162J Remoção e desencalhe de embarcações em vias navegáveis e em canais de navegação portuários – Nacional

Constituição Federal de 1988 e Lei nº 12.815, de 5 de junho de 2013;Lei nº 14.600, de 19 de junho de 2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

165T Recuperação do Cais Flutuante do Porto de Porto Velho/RO

Art. 17 da Lei nº 12.815, de 05 de junho de 2013;
Lei nº 14.600, de 19 de junho de 2023, art. 41; e
Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

165W Implantação de Instalações Públicas Portuárias de Pequeno Porte – IP4 inteligentes

Lei nº 10.233, de 5 de junho de 2001, arts. 81 e 82; Lei nº 12.815, de 5 de junho de 2013; Lei nº 14.600, de 19 de junho de 2023, art. 41; Decreto nº 11.354, de 01 de janeiro de 2023; e Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

167T Melhoria da Infraestrutura e das Operações Portuárias do Porto de Cabedelo/PB

Art. 21, inciso XII, alínea f, CF/88; Lei n° 12.815/2013, de 05/06/2013; Decreto no 8.033, de 27/06/2013; Lei nº 14.600, de 19 de junho de 2023, art. 41; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

2000 Administração da Unidade

Medida Provisória nº 1.154, de 1º de janeiro de 2023, art. 47; e Decreto nº 11.360, de 01 de janeiro de 2023 e Lei nº 14.600, de 19.06.2023.

20LN Operação de Terminais Hidroviários

Lei nº 10.233, de 5 de junho de 2001 e suas alterações;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

20LO Operação de Eclusas

Lei nº 10.233, de 5 de junho de 2001 e suas alterações;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

20UC Estudos, Projetos e Planejamento de Infraestrutura de Transportes

Lei nº 7.565, de 19 de dezembro de 1986 - publicada no DOU de 23.12.1986 e retificada em 30.12.1986;
Lei nº 12.462, de 4 de agosto de 2011 - publicada na Edição Extra do DOU de 5 de agosto de 2011;
Lei nº 12.648, de 17 de maio de 2012 - publicada no DOU de 18 de maio de 2012.
Lei nº 12.833, de 20 de junho de 2013 - publicada no DOU de 21 de junho de 2013.
Lei nº 13.844, de 18 de junho de 2019 - publicada na Edição Extra do DOU de 18 de junho de 2019.
Lei nº 14.600, de 19 de junho de 2023 - publicada no DOU de 20 de junho de 2023 e republicado no DOU de 21 de junho de 2023;
Decreto nº 21.713, de 27 de agosto de 1946 - publicado no DOU de 12 de setembro de 1946;
Decreto nº 6.780, de 18 de fevereiro de 2009 - publicado no DOU de 19 de fevereiro de 2009;
Decreto nº 8.024, de 04 de junho de 2013 - publicado no DOU de 5 de junho de 2013;
Decreto nº 10.531, de 26 de outubro de 2020 - publicado no DOU de 27 de outubro de 2020; e
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.
Decreto nº 12.022, de 16 de maio de 2024 - publicado no DOU de 17 de maio de 2024.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Medida Provisória nº 1.154, de 1º de janeiro de 2023, art. 47; Decreto nº 7.579, de 11 e outubro de 2011; Decreto nº 10.332, de 28 de abril de 2020; Decreto nº 11.360, de 01 de janeiro de 2023; Portaria nº 124, de 21 de agosto de 2020; e Portaria nº 55, de 25 de março de 2021.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Constituição Federal de 1988, art 37; Lei nº 14.600, de 19.06.2023; e Decreto nº 11.354, de 01 de janeiro de 2023 e suas alterações.

21HM Pesquisa e Desenvolvimento Sustentável de Hidrovias

Lei nº 10.233, de 5 de junho de 2001, arts. 81 e 82; Lei nº 12.815, de 5 de junho de 2013; Lei nº 14.600, de 19 de junho de 2023, art. 41; Decreto nº 11.354, de 01 de janeiro de 2023; e Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C

21I1 Manutenção e Operação da Infraestrutura Aquaviária Estratégica em Canais de Acesso aos Portos e Hidrovias Nacionais

Lei nº 10.233, de 5 de junho de 2001, e suas alterações;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

21I6 Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias

Lei Complementar nº 101, de 04 de maio de 2000;
Lei nº 10.406, de 10 de janeiro de 2002;
Portaria STN nº 877, de 18 de dezembro de 2018;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023; e
Decreto n. 11.979, de 8 de Abril de 2024, artigos: 19-A, 19-B e 19-C.

4641 Publicidade de Utilidade Pública

Constituição Federal de 1988, art. 37; Lei nº 13.844, de 18 de junho de 2019, arts. 35 e 36; Decreto nº 6.555, de 8 de setembro de 2008; e Decreto nº 10.788, de 6 de setembro de 2021 e Lei nº 14.600, de 19 de junho de 2023.

68201 Agência Nacional de Transportes Aquaviários - ANTAQ

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Lei nº 10.233, de 5 de junho de 2001, art. 27, inciso X; Lei nº 12.815, de 5 de Junho de 2013

2000 Administração da Unidade

Constituição Federal de 1988;
Decreto-Lei 200/1967;
Lei nº 10.233, de 5 de junho de 2001;
Lei nº 13.844, de 18 de junho de 2019.

2088 Concessão e Regulação dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário

Lei nº 10.233, de 05 de junho de 2001, Art. 20, inciso II.

2090 Fiscalização dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário

Lei nº 10.233, de 5 de junho de 2001, art. 20, inciso II.

20UC Estudos, Projetos e Planejamento de Infraestrutura de Transportes

Lei nº 10.233, de 5 de junho de 2001.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;

Ação Orçamentária / Base Legal

68213 Agência Nacional de Aviação Civil - ANAC

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Lei de Diretrizes Orçamentárias - LDO, art. 12.

2000 Administração da Unidade

Constituição Federal de 1988;
Decreto-Lei 200, de 1967;
Lei nº 13.844, de 18 de junho de 2019.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E.
Lei de Diretrizes Orçamentárias do exercício, Capítulos "Estrutura e Organização dos Orçamentos" e "Diretrizes para Elaboração e Execução dos Orçamentos da União", no que trata das vedações para a transferências de recursos.

21H7 Programas e Qualificação Profissional na Aviação Civil

Constituição Federal de 1988; Decreto-Lei 200, de 1967;
Lei nº 13.844, de 18 de junho de 2019.
Lei nº 7.565, de 19 de Dezembro de 1986 (Código Brasileiro de Aeronáutica)

2912 Regulação e Fiscalização da Aviação Civil

Lei nº 11.182, de 27 de setembro de 2005, Art. 8º;
Lei nº 13.844, de 18 de Junho de 2019, Art. 19, inciso VIII e Art. 35, inciso X;
Decreto nº 5.731, de 20 de março de 2006.
Lei nº 7.565, de 19 de Dezembro de 1986 (Código Brasileiro de Aeronáutica)

68901 Fundo da Marinha Mercante - FMM

0095 Ressarcimento às Empresas Brasileiras de Navegação

Lei nº 9.432, de 8 de janeiro de 1997, Art. 17;
Lei nº 10.893, de 13 de julho de 2004;
Lei nº 14.301 de 7 janeiro de 2022 - BR do Mar, Art. 24.
Lei nº 14.600, de 19 de junho de 2023, art. 41; e
Decreto nº 11.354, de 01 de janeiro de 2023.

218T Manutenção e Operação da Infraestrutura de Tecnologia da Informação

Constituição Federal de 1988, art 37; Lei nº 14.600, de 19.06.2023; e Decreto nº 11.354, de 01 de janeiro de 2023.

68902 Fundo Nacional de Aviação Civil - FNAC

00TW Pagamento de Indenização à Concessionária do Aeroporto de São Gonçalo do Amarante/RN

Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil; Lei nº 13.448, de 05 de junho de 2017 - Lei de Relicitação; Lei nº 13.844, de 18 de junho de 2019; Decreto nº 9.957, de 06 de agosto de 2019 - Decreto de Relicitação; Decreto nº 10.472, de 247 de agosto de 2020 - Decreto de qualificação do ASGA para Relicitação; e Decreto nº 10.788, 6 de setembro de 2021 e Decreto nº 11.354 de 01/01/2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos e remaneja cargos em comissão e funções de confiança e Lei nº 14.600, de 19 de junho de 2023.

00V9 Desapropriação de áreas necessárias à expansão da infraestrutura aeroportuária

Lei de concessões (Lei nº 8.987, de 13 de fevereiro de 1995); Decreto-lei nº 3.365, de 21 de junho de 1941; Lei nº 12.462, de 4 de agosto de 2011 e alterações: Regulamento do Fundo Nacional de Aviação Civil - FNAC (Decreto nº 8.024, de 04 de junho de 2013; Código Brasileiro de Aeronáutica (Lei nº 7.565., de 19 de dezembro de 1986); Sistema Nacional de Viação - SNV (Lei n] 12.379, de 06 de janeiro de 2011); Decreto nº 11.354, de 1º de janeiro de 2023 e na Lei nº 14.600, de 19 de junho de 2023.

00X8 Apoio financeiro reembolsável mediante concessão de empréstimo a Empresas prestadoras de Serviços Aéreos Regulares no Mercado Brasileiro

Lei nº 14.978, de 18 de setembro de 2024 - Altera algumas leis e em especial a Lei nº 12.462, de 4 de agosto de 2011;
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos.

00XJ Apoio ao Programa de Diversidade, Inclusão e Formação, com ênfase no atendimento a passageiros com Transtorno do Espectro Autista (TEA)

Decreto n° 11.793, de 23 de novembro de 2023, que instituiu o Plano Nacional dos Direitos da Pessoa com Deficiência - Novo Viver sem Limite
Decreto n° 11.794, de 23 de novembro de 2023, que constituiu a Câmara Interministerial dos Direitos da Pessoa com Deficiência (CIDPD)

0E45 Participação da União no Capital da Empresa Brasileira de Infraestrutura Aeroportuária

Lei nº 12.833, de 20 de junho de 2013; Decreto nº 8.024, de 04 de junho de 2013; Lei nº 12.648, de 17 de maio de 2012; Lei nº 12.462, de 04 de agosto de 2011; Decreto nº 9.000, de 8 de março de 2017; Lei nº 5.862, de 12 de dezembro de 1972.

14UB Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

15UW Reforma e Reaparelhamento do Aeroporto de Maringá/PR, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

15UX Reforma e Reaparelhamento do Aeroporto de Coari/AM, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - Estabelece normas para execução do estabelecido no Decreto nº 6.170, de 25 de julho de 2007, que dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, revoga a Portaria Interministerial nº 507/MP/MF/CGU, de 24 de novembro de 2011 e dá outras providências, e alterações
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

15UY Construção do Novo Aeroporto Regional da Serra Gaúcha/RS de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica

Ação Orçamentária / Base Legal

Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - Estabelece normas para execução do estabelecido no Decreto nº 6.170, de 25 de julho de 2007, que dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, revoga a Portaria Interministerial nº 507/MP/MF/CGU, de 24 de novembro de 2011 e dá outras providências, e alterações
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

15V1 Instalação de equipamentos de auxílios à navegação Aérea

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

15YT Reforma e Reaparelhamento do Aeroporto de Dourados/MS, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

165X Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Local, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - Estabelece normas para execução do estabelecido no Decreto nº 6.170, de 25 de julho de 2007, que dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, revoga a Portaria Interministerial nº 507/MP/MF/CGU, de 24 de novembro de 2011 e dá outras providências, e alterações
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais

167K Reforma e Reaparelhamento do Aeroporto de Caruaru/PE, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Lei nº 14.133, de 1º de abril de 2021 e alterações – Lei de Licitações e contratos
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Decreto nº 11.632, de 11 de agosto de 2023 - Institui o Programa de Aceleração do Crescimento - Novo PAC, o Comitê Gestor do Programa de Aceleração do Crescimento e o Grupo Executivo do Programa de Aceleração do Crescimento.
Portaria Interministerial nº 424, de 30 de dezembro de 2016 - Estabelece normas para execução do estabelecido no Decreto nº 6.170, de 25 de julho de 2007, que dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, revoga a Portaria Interministerial nº 507/MP/MF/CGU, de 24 de novembro de 2011 e dá outras providências, e alterações
Portaria Conjunta MGI/MF/CGU nº 33, de 30 de agosto de 2023 - Estabelece normas complementares ao Decreto nº 11.531, de 16 de maio de 2023, que dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União
Portaria Conjunta MGI/MF/CGU nº 32, de 4 de junho de 2024 - Regulamenta as transferências obrigatórias a estados, Distrito Federal, municípios e consórcios públicos, para a execução de ações do Programa de Aceleração do Crescimento - Novo PAC cuja execução pelos entes federados seja de interesse da União, por meio da celebração de termo de compromisso;
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional e alterações
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos

Ação Orçamentária / Base Legal

aeroportos regionais

168R Construção do Novo Aeroporto de Rorainópolis/RR, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 8.666, de 21 de junho de 1993 e alterações – Lei de Licitações e contratos
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Decreto 6.170, de 25 de julho de 2007 - Dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, e dá outras providências (Revogado a partir de 1º de janeiro de 2024)
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais
Lei nº 14.600, de 19 de junho de 2023.

168S Construção do Novo Aeroporto de Rio Claro / Piracicaba/SP, de Propriedade da União

Lei Complementar nº 101, de 04 de maio de 2000 - Estabelece normas de finanças públicas voltadas para a responsabilidade na gestão fiscal e dá outras providências
Lei nº 7.565, de 19 de dezembro de 1986 - Dispõe sobre o Código Brasileiro de Aeronáutica
Lei nº 8.666, de 21 de junho de 1993 e alterações – Lei de Licitações e contratos
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Lei nº 12.379, de 06 de janeiro de 2011 - Dispõe sobre o Sistema Nacional de Viação – SNV
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil
Decreto 6.170, de 25 de julho de 2007 - Dispõe sobre as normas relativas às transferências de recursos da União mediante convênios e contratos de repasse, e dá outras providências (Revogado a partir de 1º de janeiro de 2024)
Decreto nº 6.780, de 18 de fevereiro de 2009 - Aprova a Política Nacional de Aviação Civil (PNAC) e dá outras providências
Decreto nº 7.967, de 22 de março de 2013 - Discrimina ações do Programa de Aceleração do Crescimento - PAC a serem executadas por meio de transferência obrigatória.
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil
Decreto n° 10.306, de 2 de abril de 2020 - Utilização do BIM para a execução direta ou indireta de obras e serviços de engenharia realizada pelos órgãos e pelas entidades da administração pública federal
Decreto nº 10.426, de 16 de julho de 2020 - Dispõe sobre a descentralização de créditos entre órgãos e entidades da administração pública federal integrantes dos Orçamentos Fiscal e da Seguridade Social da União, por meio da celebração de termo de execução descentralizada
Decreto nº 11.354, de 1º de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos
Decreto nº 11.531, de 16 de maio de 2023 - Dispõe sobre convênios e contratos de repasse relativos às transferências de recursos da União, e sobre parcerias sem transferências de recursos, por meio da celebração de acordos de cooperação técnica ou de acordos de adesão
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional
Portaria MINFRA nº 837, de 13 de julho de 2021 - Aprova o Manual de Apoio à Prospecção de Novos Sítios Aeroportuários Regionais
Portaria MINFRA n° 1138, de 29 de setembro de 2021 - Aprova o Manual de Projetos Aeroportuários da Secretaria Nacional de Aviação Civil
Resolução CONAMA nº 470, de 27 de agosto de 2015 – Estabelece critérios e diretrizes para o licenciamento ambiental dos aeroportos regionais
Lei nº 14.600, de 19 de junho de 2023.

20UC Estudos, Projetos e Planejamento de Infraestrutura de Transportes

Lei nº 7.565, de 19 de dezembro de 1986 e alterações - Dispõe sobre o Código Brasileiro de Aeronáutica publicada no DOU de 23.12.1986 e retificada em 30.12.1986;
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil - publicada na Edição Extra do DOU de 5 de agosto de 2011;
Lei nº 12.648, de 17 de maio de 2012 - Altera dispositivos das Leis nº 7.920, de 12 de dezembro de 1989 (ATAERO), Lei nº 8.399, de 7 de janeiro de 1992 (PROFAA), Lei nº 9.825, de 23 de agosto de 1999 (Recolhimento da Tarifa de Embarque Internacional) , Lei nº 12.462, de 5 de agosto de 2011 (Institui o RDC e cria a SAC) , Lei nº 6.009, de 26 de dezembro de 1973 (Dispõe sobre utilização e a exploração dos aeroportos, das facilidades à navegação aérea), e Lei nº 5.862, de 12 de dezembro de 1972 (Institui a INFRAERO) publicada no DOU de 18 de maio de 2012.
Lei nº 12.833, de 20 de junho de 2013 – Altera a Lei de criação do FNAC e a Lei de criação do PROFAA - publicada no DOU de 21 de junho de 2013.
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Decreto nº 21.713, de 27 de agosto de 1946 - Convenção sobre Aviação Civil Internacional, publicado no DOU de 12 de setembro de 1946;
Decreto nº 6.780, de 18 de fevereiro de 2009 – Aprova a Política Nacional de Aviação Civil (PNAC), publicado no DOU de 19 de fevereiro de 2009;
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil, publicado no DOU de 5 de junho de 2013;
Decreto nº 10.531, de 26 de outubro de 2020 - Institui a Estratégia Federal de Desenvolvimento para o Brasil no período de 2020 a 2031, publicado no DOU de 27 de outubro de 2020;
Decreto nº 11.354 de 01 de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos e remaneja cargos em comissão e funções de confiança.
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional
Lei nº 14.600, de 19 de junho de 2023.

210F Desenvolvimento da Aviação Civil

Lei nº 7.565, de 19 de dezembro de 1986 e alterações - Dispõe sobre o Código Brasileiro de Aeronáutica publicada no DOU de 23.12.1986 e retificada em 30.12.1986;
Lei nº 12.462, de 4 de agosto de 2011 e alterações - Institui o Regime Diferenciado de Contratações Públicas – RDC e cria a Secretaria de Aviação Civil - publicada na Edição Extra do DOU de 5 de agosto de 2011;
Lei nº 12.648, de 17 de maio de 2012 - Altera dispositivos das Leis nº 7.920, de 12 de dezembro de 1989 (ATAERO), Lei nº 8.399, de 7 de janeiro de 1992 (PROFAA), Lei nº 9.825, de 23 de agosto de 1999 (Recolhimento da Tarifa de Embarque Internacional) , Lei nº 12.462, de 5 de agosto de 2011 (Institui o RDC e cria a SAC) , Lei nº 6.009, de 26 de dezembro de 1973 (Dispõe sobre utilização e a exploração dos aeroportos, das facilidades à navegação aérea), e Lei nº 5.862, de 12 de dezembro de 1972 (Institui a INFRAERO) publicada no DOU de 18 de maio de 2012.
Lei nº 12.833, de 20 de junho de 2013 – Altera a Lei de criação do FNAC e a Lei de criação do PROFAA - publicada no DOU de 21 de junho de 2013.
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios
Lei nº 5.862, de 21 de dezembro de 1972 (lei de criação da Infraero)
Decreto nº 8.756, de 10 de maio de 2016 (dispõe sobre a atribuição de aeroportos à Infraero)
Decreto nº 21.713, de 27 de agosto de 1946 - Convenção sobre Aviação Civil Internacional, publicado no DOU de 12 de setembro de 1946;
Decreto nº 6.780, de 18 de fevereiro de 2009 – Aprova a Política Nacional de Aviação Civil (PNAC), publicado no DOU de 19 de fevereiro de 2009;
Decreto nº 8.024, de 04 de junho de 2013 - Regulamenta o funcionamento do Fundo Nacional de Aviação Civil, publicado no DOU de 5 de junho de 2013;
Decreto nº 10.531, de 26 de outubro de 2020 - Institui a Estratégia Federal de Desenvolvimento para o Brasil no período de 2020 a 2031, publicado no DOU de 27 de outubro de 2020;
Decreto nº 11.354 de 01 de janeiro de 2023 - Aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério de Portos e Aeroportos e remaneja cargos em comissão e funções de confiança.
Lei nº 11.578, de 26 de novembro de 2007 - Dispõe sobre a transferência obrigatória de recursos financeiros para a execução pelos Estados, Distrito Federal e Municípios de ações do Programa de Aceleração do Crescimento – PAC
Portaria nº 537, de 21 de novembro de 2018 - Plano Aeroviário Nacional
Lei nº 14.600, de 19 de junho de 2023.

69101 Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta

2000 Administração da Unidade

Decreto nº 11.725, de 4 de outubro de 2023 - Estrutura do Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte.

210C Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato

Constituição Federal - artigos 170 – IX – Tratamento favorecido a empresas de pequeno porte e art. 179 - tratamento jurídico diferenciado para microempresas e às empresas de pequeno porte.
Lei Complementar nº 123, de 14 de dezembro de 2006 - Institui o Estatuto Nacional da Microempresa e da Empresa de Pequeno Porte;
Lei Complementar nº 182, de 1º de junho de 2021, institui o Marco Legal das Startups e do Empreendedorismo Inovador no Brasil;
Lei nº 8.934, de 18 de novembro de 1994 - Registro Público de Empresas Mercantis e Atividades Afins;
Lei nº 11.598, de 3 de dezembro de 2007 - Simplificação e integração do processo de registro e legalização de empresários e de pessoas jurídicas, cria a Rede Nacional para a Simplificação do Registro e da Legalização de Empresas e Negócios – REDESIM;
Lei nº 13.180, de 22 de outubro de 2015 - Dispõe sobre a profissão de artesão;
Lei nº 14.195, de 26 de agosto de 2021 - Dispõe sobre a facilitação para abertura de empresas, sobre a proteção de acionistas minoritários, sobre a facilitação do comércio exterior, sobre o Sistema Integrado de Recuperação de Ativos (Sira), sobre as cobranças realizadas pelos conselhos profissionais, sobre a profissão de tradutor e intérprete público, sobre a obtenção de eletricidade, sobre a desburocratização societária e de atos processuais e a prescrição intercorrente na Lei nº 10.406, de 10 de janeiro de 2002 (Código Civil);
Lei nº 14.600, de 19 de junho de 2023 - artigo 30-A - Constituem áreas de competência do Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte;
Decreto nº 1.800, de 30 de Janeiro de 1996 - Regulamenta o Registro Público de Empresas Mercantis e Atividades Afins;
Decreto nº 8.538, de 6 de outubro de 2015 - Regulamenta o tratamento favorecido, diferenciado e simplificado para microempresas, empresas de pequeno porte nas contratações públicas de bens, serviços e obras no âmbito da administração pública federal;
Decreto n. 9.927, de 22 de julho de 2019 - Dispõe sobre o Comitê para Gestão da Rede Nacional para a Simplificação do Registro e da Legalização de Empresas e Negócios – CGSIM;
Decreto nº 11.725, de 4 de outubro de 2023 - Estrutura do Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte.
Decreto nº 11.993, de 10 de abril de 2024 - Institui a Política Nacional de Desenvolvimento das Microempresas e das Empresas de Pequeno Porte - Política Nacional das MPEs e altera o Decreto nº 8.364, de 17 de novembro de 2014, para dispor sobre o Fórum Permanente das Microempresas e Empresas de Pequeno Porte;
Decreto nº 11.994, de 10 de abril de 2024 - Institui a Estratégia Nacional de Empreendedorismo Feminino.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E;
Lei de Diretrizes Orçamentárias - LDO, arts. 12 e 18.

4641 Publicidade de Utilidade Pública

Constituição Federal, art. 37 - Princípios da Administração Pública;
Lei nº 12.232, de 29 de abril de 2010 - serviços de publicidade prestados por intermédio de agências de propaganda, art. 21
Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências.

71101 Recursos sob Supervisão do Ministério da Fazenda

000K Subvenção Econômica em Operações de Financiamento no âmbito do Programa de Sustentação do Investimento - PSI e do Programa Emergencial de Reconstrução de Municípios Afetados por Desastres Naturais (Leis nº 12.096, de 2009 e nº 12.409, de 2011)

Lei nº 12.096, de 24 de novembro de 2009 e Lei nº 12.409, de 25 de maio de 2011, art. 4º.

00EE Integralização de Cotas no Fundo Garantidor de Operações (FGO) para o Programa Nacional de Apoio às Microempresas e Empresas de Pequeno Porte (Pronampe)

Lei nº 12.087, de 11 novembro de 2009
Lei nº 13.999, de 18 de maio de 2020
Lei nº 14.043, de 19 de agosto de 2020
Lei nº 14.045, de 20 de agosto de 2020
Lei nº 14.115, de 29 de dezembro de 2020
Lei nº 14.161, de 2 de junho de 2021

00M3 Subvenção Econômica nas Operações de Financiamento ao Setor Produtivo para o Desenvolvimento Regional (Lei nº 12.712, de 2012)

Lei nº 12.712, de 30 de agosto de 2012, art. 13.

00V3 Ressarcimento das Contas do PIS/PASEP (ADCT, art. 121)

Constituição Federal, Art. 121, do Ato das Disposições Constitucionais Transitórias.

00XB Transferência ao Fundo de Compensação de Benefícios Fiscais ou Financeiro-Fiscais - FCBF (EC Nº 132, art. 12, § 1º)

Emenda Constitucional nº 132, art. 12, § 1º.

0265 Indenizações e Restituições relativas ao Programa de Garantia da Atividade Agropecuária - PROAGRO (Lei nº 8.171, de 1991)

Lei nº 8.171, de 17 de janeiro de 1991, art. 59 a 66-A e Decreto nº 175, de 10 de julho de 1991.

Ação Orçamentária / Base Legal

71102 Recursos sob Supervisão do Ministério do Planejamento e Orçamento

0069 Contribuição ao Centro Pan-Americano de Febre Aftosa - PANAFTOSA (MAPA)

- Decreto Legislativo nº 66, de 7 de novembro de 1952: Aprova o Convênio celebrado entre o Governo brasileiro e a Repartição Sanitária Pan-americana;

- Decreto nº 32.180, de 31 de janeiro de 1953: Promulga o Convênio para a Organização e Funcionamento no Brasil, do Centro Pan-americano de Febre Aftosa, firmado no Rio de Janeiro, a 27 de agosto de 1951;
O Decreto Legislativo nº 66/52 aprovou o Convênio celebrado entre o Governo brasileiro e a Repartição Sanitária Pan-Americana. O mesmo foi promulgado pelo Decreto 32.180, de 31 de janeiro de 1953. A previsão da contribuição financeira ao Instituto encontra-se no artigo 11 do Decreto 32.180/53.

"ARTIGO 11 O Governo compromete-se a contribuir com uma importância a ser fixada anualmente no orçamento do Ministério da Agricultura, destinada exclusivamente às despesas dos salários do pessoal de manutenção de Centro e dos trabalhadores, de conformidade com o Programa anexo (I, 6 letras a, b e c)".

0070 Contribuição ao Instituto Interamericano de Cooperação para a Agricultura - IICA (MAPA)

Decreto Legislativo nº 60, de 28 de junho de 1980, aprovou a Convenção sobre o Instituto Interamericano de Cooperação para a Agricultura;
Decreto nº 86.365, de 15 de setembro de 1981, Promulga a Convenção sobre o Instituto Interamericano de Cooperação para a Agricultura;
O Decreto Legislativo 60/80 aprovou a Convenção sobre o Instituto Interamericano de Cooperação para a Agricultura. O mesmo foi promulgado pelo Decreto 86.365/81, de 15 de setembro de 1981. A previsão da contribuição financeira ao Instituto encontra-se no artigo 23 do Decreto 86.365/81.
"Artigo 23 Os Estados Membros contribuirão para a manutenção do Instituto mediante cotas anuais fixadas pela Junta, de acordo com o sistema de cálculo de cotas da Organização dos Estados Americanos".

0074 Contribuição à Organização das Nações Unidas para a Alimentação e Agricultura - FAO (MRE)

- Decreto Legislativo nº 21, de 23 de julho de 1964, que aprova o texto da Constituição da Organização das Nações Unidas para a Alimentação e Agricultura (FAO).

- Decreto nº 7.752, de 14 de junho de 2012, que promulga a Constituição da FAO.

A previsão de contribuição financeira encontra-se no artigo XVII da referida Constituição:

"Artigo XVII
Orçamento e Contribuições
(...)
2. Cada País-Membro e Membro Associado compromete-se a contribuir anualmente para o orçamento da Organização com a quota que lhe for atribuída pela Conferência. Esta deverá levar em consideração a diferença de status entre Países-Membros e Membros Associados, ao determinar as respectivas contribuições."

0089 Contribuição à União Internacional de Telecomunicações - UIT (MC)

- Decreto Legislativo nº 67, de 1998: Aprova os textos (*) dos Atos Finais da Conferência de Plenipotenciários Adicional da União Internacional de Telecomunicações - UIT, aprovados pelos países membros em Genebra, em 22 de dezembro de 1992, e dos "Atos Finais da Conferência de Plenipotenciários" da União Internacional de Telecomunicações - UIT, aprovados pelos países membros, em Quioto, em 13 de outubro de 1994.

- Decreto nº 2.962, de 24 de Fevereiro de 1999: Promulga a Constituição e a Convenção da União Internacional de Telecomunicações, concluídas em Genebra, em 22 de dezembro de 1992, e seu instrumento de Emenda aprovado em Quioto, em 14 de outubro de 1994.

A previsão de contribuição financeira encontra-se no artigo 28, capítulo V, da referida Convenção:

"Os gastos da União serão cobertos com as contribuições dos Membros, das entidades e das organizações autorizadas a participar das atividades da União, de conformidade com as disposições pertinentes da Convenção, mediante rateio do número de unidades correspondentes à classe contributiva escolhida por cada Membro e por cada entidade ou organização autorizada segundo estabelecido nas disposições pertinentes da Convenção".

O Congresso Nacional Brasileiro ratificou o tratado que aprovou a Constituição (CS) e Convenção (CV) da UIT pelo Decreto Legislativo n°34, de 11 de Abril de 2002.

00B7 Contribuição à Organização dos Estados Americanos - OEA (MRE)

- Decreto Legislativo nº 64, de 7 de dezembro de 1949, que aprova a Carta da Organização dos Estados Americanos; e
- Decreto nº 30.544, de 14 de fevereiro de 1952, que promulga a Carta da Organização dos Estados Americanos.
A previsão de contribuição financeira está contida no artigo 55 da Carta:
"Artigo 55. A Assembléia Geral estabelece as bases para a fixação da quota com que deve cada um dos governos contribuir para a manutenção da Organização, levando em conta a capacidade de pagamento dos respectivos países e a determinação dos mesmos de contribuir de forma eqüitativa. Para que possam ser tomadas decisões sobre assuntos orçamentários, é necessária a aprovação de dois terços dos Estados-membros."

00BA Contribuição à Organização das Nações Unidas para a Educação, a Ciência e a Cultura - UNESCO (MRE)

- Decreto-Lei n° 9.290, de 24 de maio de 1945, que aprova a Convenção que cria uma Organização Educativa, Científica e Cultural das Nações Unidas;
- Decreto nº 22.024, de 05 de novembro de 1946, que promulga a Convenção que cria uma Organização Educativa, Científica e Cultural das Nações Unidas, firmada em Londres, a 16 de novembro de 1945.
A previsão de contribuição financeira dos Estados-Partes está contida no artigo IX da Convenção, reproduzido a seguir:
"Artigo IX
ORÇAMENTO
1. O orçamento será elaborado pela Organização.
2. A Conferência-Geral aprovará definitivamente o orçamento e fixará a participação financeira de cada um dos Estados-Membros, de acordo com as disposições a serem previstas nesta matéria pela Convenção concluída com a Organização das Nações Unidas, conforme o Artigo X da presente Convenção."

00BC Contribuição à Agência Brasileiro-Argentina de Contabilidade e Controle de Materiais Nucleares - ABACC (MRE)

- Decreto Legislativo n ° 221, de 11 de dezembro de 1991, que aprova o Acordo para Uso Exclusivamente Pacífico da Energia Nuclear;
- Decreto n° 439, de 3 de fevereiro de 1992, que promulga o Decreto Legislativo acima.
A previsão de contribuição financeira está contida no Artigo XVI do referido Acordo:
"As Partes proverão de forma equitativa os fundos necessários à operação do SCCC e da ABACC."

00BG Contribuição à Comissão Preparatória da Organização do Tratado de Proibição Completa de Testes Nucleares - CTBTO (MRE)

- Decreto Legislativo nº 64, de 02 de julho de 1998, que aprova o texto do Tratado de Proibição Completa de Testes Nucleares - CTBT;
- Carta de Ratificação do CTBT depositada pelo Governo brasileiro junto ao Secretariado da ONU em 24 de julho de 1998.
O CTBT, tal como a FAO, não possui decreto do Poder Executivo que o promulgue. Todavia, tendo em vista as peculiaridades deste processo, a CONJUR emitiu PARECER/MP/CONJUR/FNF/Nº 0755-1.16/2009, de 30 de junho de 2009, em que opina pela viabilidade jurídica de realizar o pagamento das constribuições à CTBTO, conforme definido na resolução dos signatários.
As contribuições dos membros estão previstas no art. II, itens 9 e 10, do referido Tratado:
"ARTIGO II - A Organização.
A. Dispositivos Gerais:
1.
...9. Os custos das atividades da Organização serão pagos anualmente pelos Estados-Partes, de acordo com a escala de contribuições das Nações Unidas, ajustada de forma a levar em consideração diferenças de participação entre as Nações Unidas e a Organização.

10. As contribuições financeiras dos Estados-Partes para a Comissão Preparatória serão deduzidas de uma maneira adequada de suas contribuições para o orçamento regular."

00E8 Contribuição à Organização Internacional para as Migrações - OIM (MJSP)

- Decreto Legislativo n° 302, de 24 de outubro de 2011, que aprova o texto da Resolução nº 1.105, de 30 de novembro de 2004, que aprovou o ingresso da República Federativa do Brasil na Organização Internacional para as Migrações - OIM, bem como o texto da Constituição dessa organização internacional.
- Decreto nº 8.101, de 6 de setembro de 2013, que promulga a Resolução nº 1.105, que aprova a Constituição da OIM.
A previsão de contribuição financeira encontra-se no artigo 25 da referida Constituição:
"ARTIGO 25
1. Os recursos necessários para sufragar os gastos da Organização serão obtidos:
(a) no que diz respeito à parcela da Administração no Orçamento, mediante as contribuições em espécie dos Estados Membros, que serão pagas ao início do correspondente exercício anual e deverão fazer-se efetivas sem demora;"

00OP Integralização de Cotas em Rodadas Específicas de Capital de Bancos Internacionais

Decreto nº 11.353, de 1º de janeiro de 2023 - estrutura regimental do Ministério do Planejamento e Orçamento

00UT Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO, inciso XVII.

00V2 Recomposição a Fundos Internacionais

Decreto nº 11.353, de 1º de janeiro de 2023 - estrutura regimental do Ministério do Planejamento e Orçamento

00W5 Contribuição ao Escritório da Organização Mundial de Turismo - OMT no Brasil (MTUR)

Decreto Legislativo nº 107, de 11 de julho de 2024 - criação de um Escritório Regional da OMT
Decreto Legislativo nº 108, de 11 de julho de 2024 - Contribuição Financeira Anual do Brasil à OMT para o Escritório Regional para as Américas

Artigo VIII
Contribuições Financeiras
O Governo fornecerá à OMT uma contribuição financeira e instalações administrativas, cujos termos e condições gerais serão determinados pelas duas Partes, por meio de acordo.

Decreto nº 12.178, de 18 de setembro de 2024.

00W8 Contribuição à Organização Europeia para a Pesquisa Nuclear – CERN (MCTI)

Decreto Legislativo nº 140, de 29 de novembro de 2023, que aprova o acordo de Concessão do Status de Membro Associado da CERN;

A previsão de contribuição financeira encontra-se no artigo III.1 do Acordo:
"A contribuição anual do Brasil para o financiamento das atividades da Organização será de 10% de sua contribuição teórica como Estado Membro, mas não deverá, em hipótese alguma, ser inferior à contribuição mínima determinada pelo Conselho. A contribuição mínima foi definida em 1 milhão de francos suíços em 2019, e tem sido indexada anualmente a partir de 2020 de acordo com o Índice de Variação de Custo aplicado ao orçamento da Organização.
No primeiro ano, a contribuição do Brasil será calculada e dividida proporcionalmente por trimestre a partir do trimestre em que o status do Brasil como Membro Associado entrar em vigor, de acordo com o Artigo IV.2 abaixo. Depois disso, a contribuição deverá ser feita na íntegra em cada exercício financeiro, mesmo se o status de Estado Membro Associado do Brasil abranja um período mais curto de tempo".

Decreto nº 11.943, de 12 de março de 2024:
"Art. 3º A realização das despesas decorrentes do disposto neste Decreto fica condicionada ao cumprimento do disposto no § 5º do art. 17 da Lei Complementar nº 101, de 4 de maio de 2000, e do inciso XV do caput do art. 12 da Lei nº 14.791, de 29 de dezembro de 2023."

0113 Contribuição ao Fundo de Cooperação Técnica da Agência Internacional de Energia Atômica - AIEA FCT (MRE)

- Decreto Legislativo n.º 24, de 24 de julho de 1957, que aprova o Estatuto da Agência Internacional de Energia Atômica (AIEA);
- Decreto n.º 42.155, de 27 de agosto de 1957, que promulga o Estatuto da AIEA.

"(...) Artigo XIV Disposições Financeiras (...) D. A Junta de Governadores repartirá entre os membros da Agência as despesas previstas (...), de acordo com uma escala a ser fixada pela Conferência Geral. Ao fixar a escala, a Conferência Geral se guiará pelos princípios adotados pelas Nações Unidas no tocante às contribuições dos Estados-membros para o orçamento ordinário daquela organização. (...)"

Destaca-se, ainda, a previsão contida no artigo XIV do referido Estatuto. Nela dispõe-se que as despesas da Agência são divididas em duas categorias: a) despesas administrativas e b) outras despesas. O Artigo XIV, B1, que trata das Disposições Financeiras prevê que as despesas administrativas deverão incluir:
"a) Despesas com o pessoal da Agência, excetuadas as relativas ao pessoal cujo emprêgo esteja relacionado com os materiais, serviços, equipamento e instalações referidos no subparágrafo B-2 seguinte; as despesas com reuniões; e as despesas necessárias à preparação de projetos da Agência e à distribuição de informação;
b) As despesas decorrentes da aplicação das salvaguardas previstas no Artigo XII em relação aos projetos da Agência ou, no subparágrafo A-5 do Artigo III, em relação aos acordos bilaterais ou multilaterais, assim como as despesas de manipulação e armazenagem pela Agência de material fissionável especial, que não sejam as despesas de armazenagem e manipulação a que se refere o parágrafo E dêste artigo;"
A Junta de Governadores da AIEA, conforme disposto no Artigo XIV, C, repartirá entre os membros da Agência as despesas acima mencionadas de acordo com uma escala a ser fixada pela Conferência Geral.
A categoria de outras despesas está prevista no Artigo XIV, 2:
"As despesas, além das previstas no subparágrafo 1 do presente parágrafo, relativas a materiais, instalações, estabelecimentos e equipamento, adquiridos ou instituídos pela Agência no exercício de suas atribuições, assim como as relativas ao custo dos materiais, serviços, equipamento e instalações que a Agência proporcionar em virtude de acôrdo com um ou mais de seus membros."
As outras despesas, de acordo com o Artigo XIV, E, deveriam ser pagas com o lucro, recebido pela AIEA, da aplicação do uso de taxas para armazenagem e manipulação, aplicáveis aos materiais, serviços, equipamentos e instalações fornecidos pela Agência aos seus Membros.
As taxas seriam calculadas por uma escala pela Junta de Governadores de maneira a fornecer uma renda suficiente para cobrir as despesas e custos das despesas acima referidas, deduzida de qualquer contribuição voluntária que a Junta de Governadores decida utilizar para esse fim.
As quantias obtidas com a aplicação dessa escala se destinariam a um fundo especial chamado Fundo Geral, o qual abrange três outros fundos: i) Fundo de Cooperação Técnica; ii) Fundo do Programa Extra-orçamentário; iii) Fundo de Cooperação Técnica Extra-orçamentário, e poderiam ser usados da maneira que a Junta de Governadores entendesse, conforme Artigo XIV, F:
"Os excedentes de renda a que se refere o parágrafo E sôbre as despesas e custos que ele se mencionam, assim como as contribuições voluntárias feitas à Agência, serão colocados em um fundo geral que poderá ser usado na forma que determinar, a Junta de Governadores com a aprovação da Conferência Geral."
As contribuições voluntárias ao Fundo Geral foram solicitadas pela Resolução adotada durante a 150ª reunião plenária da Conferência Geral (GC(XV)/RES/286), em 27 de setembro de 1971, a qual emenda a Resolução adotada durante a 62ª reunião plenária da Conferência Geral (GC(V)/RES/100), em 06 de outubro de 1961.
O Estatuto da AIEA não prevê aplicação de sanções em caso de atraso no pagamento das contribuições.

Ação Orçamentária / Base Legal

0128 Contribuição à Organização das Nações Unidas - ONU (MRE)

Decreto-lei n° 7.935, de 3 de setembro de 1945, que aprova a Carta das Nações Unidas;
Decreto nº 19.841, de 22 de outubro de 1945, que promulga a Carta;
Artigo 17 da Carta (Disposições Financeiras).

0218 Contribuição à Organização Pan-Americana de Saúde - OPAS (MS)

Decreto n. 5.693, de 13 de agosto de 1929, que aprova o Código Sanitário Pan-Americano;
Decreto nº 19.238, de 10 de junho de 1930, que promulga o Código Sanitário;
Artigo 60 do Código Sanitário (Disposições Financeiras);
Parecer/MP/CONJUR/FNF/N° 1245 - 1.10/2009: "Ante o exposto, em resposta à consulta formulada pela Secretaria de Assuntos Internacionais desta Pasta, concluo que: (i) o art. 60 do Código Sanitário Pan-americano, aprovado na Convenção de Havana, em 1924, e promulgado por meio do Decreto n° 19.238, de 1930, pode ser considerado como base legal suficiente para respaldar o pagamento de contribuições regulares para a Organização Pan-Americana de Saúde - OPAS; e (ii) que não há necessidade de submeter ao Congresso Nacional a constituição da OPAS".

0221 Contribuição à Organização Mundial de Saúde - OMS (MS)

Decreto Legislativo nº 6, de 14 de fevereiro de 1948, que aprova os Atos concluídos na Conferência Internacional de Saúde;
Decreto nº 26.042, de 17 de dezembro de 1948, que promulga os Atos;
Artigo 7º da Constituição da OMS (Disposições Financeiras).

0420 Contribuição à Organização Mundial de Meteorologia - OMM (MAPA)

Decreto Legislativo nº 11, de 23 de maio de 1949, que aprova a Convenção da Organização Meteorológica Mundial;
Decreto nº 28.074, de 04 de maio de 1950, que promulga a Convenção;
Artigo 24 da Convenção (Disposições Financeiras).

0539 Contribuição ao Fundo Multilateral de Investimentos - FUMIN (MPO)

- Decreto Legislativo nº 329, de 18 de julho de 2012, que aprova os Convênios Constitutivo e de Administração do Fundo Multilateral de Investimentos II - FUMIN II.
- Decreto nº 7.982, de 8 de abril de 2013, que promulga o Convênio Constitutivo do Fundo Multilateral de Investimentos II.

Destacam-se as alineas b e c do Artigo II - Contribuições ao Fundo:
"Artigo II Contribuições ao Fundo
(...)
2. Cada País Membro e Membro Associado compromete-se a contribuir anualmente para o orçamento da Organização com a quota que lhe for atribuída pela Conferência. Esta deverá levar em consideração a diferença de status entre Países Membros e Membros Associados, ao determinar as respectivas contribuições."

- Decreto Legislativo nº 184, de 9 de julho de 2025, que aprova os Convênios Constitutivo e de Administração do Fundo Multilateral de Investimento III (Fumin III).

0869 Contribuição à Agência Internacional de Energia Atômica - AIEA (MRE)

Decreto Legislativo nº 24, de 24 de julho de 1957, que aprova o Estatuto da Agência Internacional de Energia Atômica;
Decreto nº 42.155, de 27 de agosto de 1957, que promulga o Estatuto;
Artigo XIV do Estatuto (Disposições Financeiras).

0872 Contribuição à Organização Mundial do Comércio - OMC (MRE)

Decreto Legislativo nº 30, de 15 de dezembro de 1994, que aprova a Ata Final da Rodada Uruguai de Negociações Comerciais Multilaterais do GATT, as listas de concessões do Brasil na área tarifária (Lista III) e no setor de serviços e o texto do Acordo Plurilateral sobre Carne Bovina;
Decreto nº 1.355, de 30 de dezembro de 1994, que promulga a Ata Final;
Artigo VII do Acordo Constitutivo da OMC, contido na Ata Final (Disposições Financeiras).

0873 Contribuição à Organização Internacional do Trabalho - OIT (MRE)

Decreto Legislativo n° 5, de 26 de agosto de 1947, que ratifica os textos da nova Constituição da Organização Internacional do Trabalho e da Convenção sobre a Revisão dos Artigos Finais;
Decreto nº 10.088, de 5 de novembro de 2019, que consolida atos normativos editados pelo Poder Executivo Federal que dispõem sobre a promulgação de convenções e recomendações da Organização Internacional do Trabalho - OIT;
Artigo 13, nº 3 da Constituição da OIT (Disposições Financeiras).

0B73 Contribuição à Organização das Nações Unidas para o Desenvolvimento Industrial - UNIDO (MRE)

Decreto Legislativo nº 109, de 04 de novembro de 1980, que aprova a Constituição da Organização das Nações Unidas para o Desenvolvimento Industrial;
Decreto nº 92.662, de 16 de maio de 1986, que promulga a Constituição da UNIDO;
Artigo 15 da Constituição da UNIDO (Disposições Financeiras).

0B75 Contribuição ao Tribunal Penal Internacional - TPI (MRE)

Decreto Legislativo nº 112, de 6 de junho de 2002, que aprova o texto do Estatuto de Roma do Tribunal Penal Internacional;
Decreto nº 4.388, de 25 de setembro de 2002, que promulga o Estatuto;
Artigo 115 do Estatuto (Disposições Financeiras).

71104 Remuneração de Agentes Financeiros - Recursos sob Supervisão do Ministério da Fazenda

00M4 Remuneração a Agentes Financeiros

Decreto nº 8.535, de 1º de outubro de 2015 - Dispõe sobre a contratação de serviços de instituições financeiras pelos órgãos e entidades do Poder Executivo federal.

71903 Fundo Social - FS

00JG Operacionalização do Fundo Social - FS

Lei n° 12.351, de 22 de dezembro de 2010.

00XF Financiamento de operações de crédito reembolsável no âmbito do Programa Minha Casa, Minha Vida (Lei nº 12.351, de 2010)

LEI Nº 12.351, DE 22 DE DEZEMBRO DE 2010.

71904 Fundo de Estabilidade do Seguro Rural - Recursos sob Supervisão do Ministério da Fazenda

0026 Cobertura de Déficit nas Operações de Seguro Rural

Decreto-Lei nº 73, de 21 de novembro de 1966 - regulamento da SUSEP;
Lei nº 12.712, de 30 de agosto de 2012 - art.38, § 5º, designa a ABGF como administradora do FESR;
Resolução CNSP n° 404, de 26 de março de 2021 - dispõe sobre o Seguro Rural e o Fundo de Estabilidade do Seguro Rural - FESR.

216G Operacionalização do Fundo de Estabilidade do Seguro Rural - FESR

Decreto-Lei nº 73, de 21 de novembro de 1966 - regulamento da SUSEP;
Lei nº 12.712, de 30 de agosto de 2012 - art.38, § 5º, designa a ABGF como administradora do FESR;
Decreto nº 9.078, de 12 de junho de 2017 - define a remuneração da ABGF;
Resolução CNSP n° 404, de 26 de março de 2021 - dispõe sobre o Seguro Rural e o Fundo de Estabilidade do Seguro Rural - FESR.

71905 Fundo de Garantia à Exportação - Recursos sob Supervisão do Ministério da Fazenda

0027 Pagamentos no âmbito do Seguro de Crédito à Exportação

Lei nº 6.704, de 26 de outubro de 1979 - dispõe sobre o seguro de crédito à exportação;
Lei nº 9.665, de 19 de junho de 1998 - renegociação de créditos externos da União;
Lei nº 9.818, de 23 de agosto de 1999 - cria o Fundo de Garantia à Exportação e dá outras providências;
Lei nº 10.406, de 10 de janeiro de 2002 - Código Civil Brasileiro, Art. 770 - revisão do prêmio por alteração no risco;
Lei nº 11.281, de 20 de fevereiro de 2006 - autoriza cobranças judiciais e extrajudiciais de créditos da União;
Decreto nº 3.937, de 25 de setembro de 2001 - regulamenta a Lei nº 6.704;
Decreto nº 11.907, de 30 de Janeiro de 2024 - aprova a estrutura do Ministério da Fazenda.

00XO Financiamentos a Pessoas Físicas e Jurídicas de Direito Privado Exportadoras de Bens e Serviços, bem como seus Fornecedores, abrangidos pelo Plano Brasil Soberano

Art. 1º, inciso III da Lei nº 9.818, de 23 de agosto de 1999, com redação dada pelo art. 6º da MPV 1309/2025.
Parecer SEI nº 3124/2025/MF da Procuradoria-Geral da Fazenda Nacional - PGFN de 25 de agosto de 2025 (53300986).

71906 Fundo Especial de Financiamento de Campanhas

0EB8 Financiamento de Campanha Eleitoral

LEI Nº 13.487, DE 6 DE OUTUBRO DE 2017, QUE INCLUIU O ARTIGO 16-C À LEI Nº 9.504/97

73101 Recursos sob Supervisão do Ministério da Fazenda

00SE Transferência Temporária a Estados, Distrito Federal e Municípios nos termos da Lei Complementar nº 176/2020

Lei Complementar nº 176 de 29 de dezembro de 2020 (Instituiu transferências obrigatórias da União para os estados, o Distrito Federal e os municípios, por prazo ou fato determinado, e declarou atendida a regra de cessação contida no § 2º do art. 91 do Ato das Disposições Constituições Transitórias).

73109 Recursos sob Supervisão do Ministério do Esporte

0169 Transferência de Concursos de Prognósticos (Lei nº 13.756/2018)

Lei nº 13.756, de 12 de dezembro de 2018, art. 30, §1º-A, Inciso III, alínea "i".

73113 Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos

8567 Auxílios Pecuniários ao Pessoal Ativo Militar dos Extintos Territórios (Lei 10.486/2002, Art.65)

Lei nº 10.486, de 04 de julho de 2002, art. 65 - remuneração dos militares do Distrito Federal;
Decreto nº 12.102, de 8 de julho de 2024 - Estrutura do Ministério da Gestão e da Inovação em Serviços Públicos.

73120 Recursos sob Supervisão do Fundo Nacional de Cultura

00UV Implementação da Política Nacional Aldir Blanc de Fomento à Cultura

Lei nº 14.399, de 8 de julho de 2022.

74101 Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda

00QM Assunção de Riscos das Operações de Recuperação da Lavoura Cacaueira Baiana (Leis nº 9.126, de 1995 e nº 10.186, de 2001)

Lei nº 8.427, de 27 de maio de 1992; Lei nº 9.126, de 10 de novembro de 1995, art. 16; Lei nº 10.186, de 12 de Fevereiro de 2001, art. 5; e Lei nº 11.775, de 17 de setembro de 2008, arts. 7º e 7ºA.

00RW Subvenção Econômica em Operações de Investimento Rural e Agroindustrial destinadas a Empresas Cerealistas (Lei nº 13.986, de 2020)

Lei n° 13.986, de 7 de abril de 2020, art. 47 a 50.

0267 Subvenção Econômica em Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001)

Lei nº 10.184, de 12 de fevereiro 2001, art. 2º; Decreto nº 7.710, de 3 de abril de 2012 e Resolução do Conselho Monetário Nacional nº 4.063, de 12 de abril de 2012.

0281 Subvenção Econômica em Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 8.427, de 1992)

Lei nº 4.829, de 5 de novembro de 1965; Lei nº 8.427, de 27 de maio de 1992, art. 5°; Lei nº 10.186, de 12 de fevereiro de 2001; Decreto nº 3.991, de 30 de outubro de 2001; Decreto 5.996, de 20 de dezembro de 2006; Decreto 11.029, de 1º de abril de 2022 e Decreto 11.530, de 16 de maio de 2023.

0294 Subvenção Econômica nas Operações de Custeio Agropecuário (Lei nº 8.427, de 1992)

Lei nº 4.829, de 5 de novembro de 1965 e Lei nº 8.427, de 27 de maio de 1992, art. 1°, II, 4°, 5° e 7°-B.

0298 Subvenção Econômica em Operações de Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992)

Lei 4.829, de 5 de novembro de 1965 e Lei nº 8.427, de 27 de maio de 1992, art. 1º, II, 4°, 5° e 7°- B.

0301 Subvenção Econômica em Operações de Investimento Rural e Agroindustrial (Lei nº 8.427, de 1992)

Lei 4.829, de 5 de novembro 1965; Lei nº 8.427, de 27 de maio de 1992, art. 1°, II, 4°, 5° e 7°- B.

0611 Subvenção Econômica para Operações decorrentes do Alongamento de Dívidas Originárias de Crédito Rural (Leis nº 9.138, de 1995, nº 10.437, de 2002 e nº 11.775, de 2008)

Lei nº 9.138, de 29 de novembro de 1995, art. 5º a 8º; MPV nº 2.196-3, de 24 de agosto de 2001; Lei nº 10.437, de 25 de abril de 2002, art. 2º §3º; Lei nº 11.775, de 17 de setembro de 2008, art, 4º §1º e Resoluções do Conselho Monetário Nacional nº 2.471, de 26 de fevereiro de 1998, nº 2.238, de 31 de janeiro de 1996, nº 2.666, de 11 de novembro de 1999, nº 2.963, de 28 de maio de 2002, e suas respectivas alterações.

0A81 Financiamento de Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 10.186, de 2001)

Lei nº 4.829, de 5 de novembro de 1965; Lei nº 10.186, de 12 de fevereiro de 2001 e Decreto nº 3.991, de 30 de outubro de 2001.

0A84 Financiamento de Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001)

Lei nº 10.184 de 12 de fevereiro de 2001 e Resolução do Conselho Monetário Nacional nº 4.335, de 26 de maio 2014.

0E85 Subvenção Econômica em Operações de Financiamento para a Aquisição de Bens e Serviços de Tecnologia Assistiva Destinados a Pessoas com Deficiência (Lei n° 12.613, de 2012)

Lei nº 12.613, de 18 de abril de 2012.

Ação Orçamentária / Base Legal

74102 Recursos sob Supervisão do Ministério da Fazenda

00XC Aporte de Recursos para Implementação do Comitê Gestor do Imposto sobre Bens e Serviços - CGIBS (Lei Complementar nº 214, de 2025)

Emenda Constitucional nº 132, de 20 de dezembro de 2023, art. 14; e Lei Complementar nº 214, de 16 de janeiro de 2025, artigos 480 a 484.

74201 Recursos sob Supervisão da Superintendência de Seguros Privados/SUSEP - M. Fazenda

0461 Concessão de Empréstimos para Liquidação de Sociedades Seguradoras, Resseguradoras, Entidades de Previdência Complementar Aberta e Capitalização

Lei Complementar nº 101 (LRF), de 04 de maio de 2000 – Lei de Responsabilidade Fiscal – LRF - art. 26 - destinação de recursos para, direta ou indiretamente, cobrir necessidades de pessoas físicas ou déficits de pessoas jurídicas;
Lei nº 6.024, de 13 de março de 1974 - Dispõe sobre a intervenção e a liquidação extrajudicial de instituições financeiras.

74202 Recursos sob Supervisão da Agência Nacional de Saúde Suplementar/ANS

0354 Concessão de Empréstimos para Liquidação de Operadoras de Planos Privados de Assistência à Saúde (Lei nº 9.961, de 2000)

Lei nº 9.961/2000.
RN 300/2012; RN 394/2015; RN 316/2012; RN 401/2016; RN 417/2016.

74203 Recursos sob Supervisão do Instituto Nacional de Colonização e Reforma Agrária/INCRA-MDA

0427 Concessão de Crédito-Instalação às Famílias Assentadas (Lei n° 8.629, de 1993)

Constituição Federal de 05 de outubro de 1988;
Lei nº 4.504, de 30 de novembro de 1964;
Lei nº 8.629, de 25 de fevereiro de 1993;
Lei nº 13.001, de 25 de fevereiro de 2014;
Decreto nº 59.428, de 27 de outubro de 1966;
Decreto nº 11.586, de 28 de junho de 2023;
Instrução Normativa nº 138, de 07 de dezembro de 2023;
Instrução Normativa nº 139, de 08 de dezembro de 2023; e
Instrução Normativa nº 141, de 04 de dezembro de 2023.

74204 Recursos sob Supervisão da Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM

00GY Financiamento Imobiliário para o Pessoal da Marinha

Lei nº 188 de 15 de janeiro de 1936 e Decreto nº 2.013 de 26 de setembro de 1996.

74205 Recursos sob Supervisão da Caixa de Financiamento Imobiliário da Aeronáutica

00JE Financiamento Imobiliário para o Pessoal da Aeronáutica

Lei nº 6.715, de 12 de novembro de 1979 e Decreto nº 84.457, de 31 de janeiro de 1980.

74901 Recursos sob Supervisão do Fundo de Defesa da Economia Cafeeira/Funcafé - M. Agric. e Pec.

0012 Financiamentos ao Agronegócio Café (Lei nº 8.427, de 1992)

Lei 8.427, de 27 de maio de 1992 - Dispõe sobre a concessão de subvenção econômica nas operações de crédito rural;
Lei 9.239, de 22 de dezembro de 1995 - Ratifica o Fundo de Defesa da Economia Cafeeira - Fucafé;
Lei 10.186, de 12 de fevereiro de 2001 - Art. 6º Estabelece que os financiamentos com recursos do Fundo de Defesa da Economia Cafeeira, a que se refere o art. 7º do Decreto-Lei nº 2.295, de 21 de novembro de 1986, serão concedidos segundo condições definidas pelo Conselho Monetário Nacional;
Decreto-Lei 2.295, de 21 de novembro de 1986 - Isenta do imposto de exportação as vendas de café para o exterior;
Decreto 94.874, de 15 de setembro de 1987 - Dispõe sobre a estruturação do Fundo de Defesa da Economia Cafeeira - Funcafé;
Decreto 10.071, de 17 de outubro de 2019 - Dispõe sobre o Conselho Deliberativo da Política do Café;
Resoluções do Conselho Monetário Nacional – Estabelecem as condições para concessão de financiamentos com recursos do Funcafé; e
Manual de Crédito Rural-MCR – Capítulo 9 – Consolida as condições específicas para concessão de operações de crédito amparadas com Recursos do Funcafé.

74902 Recursos sob Supervisão do Fundo de Financiamento ao Estudante do Ensino Superior/FIES - Min. da Educação

00IG Concessão de Financiamento Estudantil - FIES (Lei nº 10.260, de 2001)

CF/88, Título VIII, Capítulo III, seção I; Plano Nacional de Educação (PNE) - Lei nº 13.005/2014; LDB - Lei nº 9.394/96; Lei nº 10.260/2001 e demais atos normativos do MEC e do FNDE de regulamentação do Programa.

00M2 Integralização de Cotas em Fundos de Garantia de Operações de Crédito Educativo

Lei nº 10.260/2001; Lei nº 12.087/2009, com a redação dada pela Lei nº 12.385/2011; Lei nº 13.530/2017; Portaria Normativa MEC nº 001/2010, com a redação dada pela Portaria Normativa MEC nº 21/2010.

20RZ Administração do Financiamento Estudantil - FIES

Constituição Federal/1988, Título VIII, Capítulo III, Seção I; Lei nº 9.715/1998; Lei nº 10.260/2001; Lei nº 12.202/2010; Lei nº 12.513/2011; Lei 13.530/2017; Lei nº 14.133/2020; Lei nº 14.133/2021; Portaria Interministerial MF/MEC nº 309, de 04/05/2010; e Portaria MEC nº 505, de 16/04/2010.

74904 Recursos sob Supervisão do Fundo da Marinha Mercante/FMM - M. de Portos e Aeroportos

0118 Financiamentos à Infraestrutura Aquaviária, Portuária e Construção/Manutenção Naval

Lei nº 10.893, de 13 de julho de 2004;
Lei nº 14.301, de 07 de janeiro de 2022;
Lei nº 14.600, de 19 de junho de 2023, art. 41;
Decreto nº 11.354, de 01 de janeiro de 2023;
Resolução CMN n° 5.189 de 19/12/2024; e
Resolução CDFMM nº 185 de 04 de abril de 2022;
Portaria nº 1.460 de 25 de outubro de 2022;
Portaria nº 424 de 02 de setembro de 2024.
.

74905 Recursos sob Sup. do Fundo p/ Desenv.Tecnol. das Telecomunic./FUNTTEL-M.Comunicações

0505 Financiamento a Projetos de Desenvolvimento de Tecnologias nas Telecomunicações

Lei n° 10.052, de 2000; Lei nº 10.973, de 2004; Decreto n° 3.737, de 2001; Resolução CGF n° 66, de 2010.

74906 Recursos sob Supervisão do Fundo de Terras e da Reforma Agrária/Banco da Terra - MDA

0061 Concessão de Crédito para Aquisição de Imóveis Rurais e Investimentos Básicos - Fundo de Terras (Lei Complementar nº 93, de 1998)

Lei Complementar nº 93, de 04 de fevereiro de 1998 e suas alterações - Institui o Fundo de Terras e da Reforma Agrária - Banco da Terra;
Lei nº 14.600, de 19 de junho de 2023 - Estabelece a organização básica dos órgãos da Presidência da República e dos Ministérios;
Decreto nº 11.585 de 28 de junho de 2023 -Regulamenta a Lei Complementar nº 93, de 4 de fevereiro de 1998, que institui o Fundo de Terras e da Reforma Agrária
Decreto Nº 11.995, de 15 de abril de 2024 Institui o Programa Terra da Gente e dispõe sobre a incorporação de imóveis rurais no âmbito da Política Nacional de Reforma Agrária.
Resolução CMN nº 3861, de 27 de maio de 2010 - Dispõe sobre a autorização antecipada para prorrogação de operações de crédito fundiário com recursos do Fundo de Terras e da Reforma Agrária.

74908 Recursos sob Supervisão do Fundo Geral de Turismo/FUNGETUR - Ministério do Turismo

0454 Financiamento da Infraestrutura Turística Nacional

Lei nº 11.771, de 17 de setembro de 2008; Lei 14.476, de 14 de dezembro de 2022; Decreto nº 11.416, de 16 de fevereiro de 2023; e Lei 14.600, de 19 de junho de 2023;
Alteração de inclusão de pessoa física, está em conformidade com as alterações nos arts. 15 e 21 da Lei nº 11.771/2008.

74910 Recursos sob Sup. do Fundo Nac.de Desenv.Científico e Tecnológico/FNDCT-M.Ciência,Tecnol. e Inov.

0A37 Financiamento de Projetos de Desenvolvimento Tecnológico de Empresas (Lei nº 11.540, de 2007)

Constituição Federal, art. 218.

74912 Recursos sob Supervisão do Fundo Nacional de Cultura

006C Financiamento ao Setor Audiovisual - Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)

Lei nº 11.437/2006; Decreto nº 6.299/2007.

20ZK Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)

Arts. 215 e 216 da Constituição Federal de 1988; Lei nº 11.437/2006; Decreto nº 6.299/2007.

74916 Recursos sob Supervisão do Fundo Nacional sobre Mudança do Clima/FNMC - MMA

00J4 Apoio Financeiro Reembolsável mediante Financiamento e outros Instrumentos Financeiros para Projetos de Mitigação e Adaptação à Mudança do Clima

Lei nº 12.187, de 29 de dezembro de 2009;
Lei nº 12.114, de 9 de dezembro de 2009;
Decreto nº 9.578, de 22 de novembro de 2018; e
Decreto nº 12.254, de 19 de novembro de 2024.

74917 Recursos sob Supervisão do Fundo de Desenvolvimento da Amazônia/FDA - MDR

0353 Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento da Amazônia - FDA (Lei Complementar nº 124, de 3 de janeiro de 2007)

Lei Complementar n° 124, de 3 de janeiro de 2007; Lei nº 12.712, de 30 de agosto de 2012; Lei n° 13.530, de 7 de dezembro de 2017; Lei 13.682, de 19 de junho de 2018; MP nº 2.157-5, de 24 de agosto de 2001; Decreto nº 10.053, de 09 de outubro de 2019; Resolução CONDEL/SUDAM nº 128, de 12 de dezembro de 2024; DECRETO Nº 12.504, DE 12 DE JUNHO DE 2025.

74918 Recursos sob Supervisão do Fundo de Desenvolvimento do Nordeste/FDNE - MDR

0355 Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Nordeste - FDNE (Lei Complementar nº 125, de 3 de janeiro de 2007)

Lei Complementar nº 125, de 3 de janeiro de 2007; Lei nº 12.712, de 30 de agosto de 2012; Lei nº 13.682, de 19 de junho de 2018; Lei nº 14.600, de 19 de junho de 2023; Medida Provisória nº 2.156-5, de 24 de agosto de 2001; Decreto nº 11.056, de 29 de abril de 2022; Decreto nº 11.962, 22 de março de 2024; Decreto nº 12.129, de 2 de agosto de 2024; e DECRETO Nº 12.504, DE 12 DE JUNHO DE 2025.

74919 Recursos sob Supervisão do Fundo de Desenvolvimento do Centro-Oeste/FDCO - MDR

0E83 Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009)

Lei Complementar nº 129, de 8 de janeiro de 2009; Lei nº 12.712, de 30 de agosto de 2012; Lei n° 13.530, de 7 de dezembro de 2017; Lei 13.682, de 19 de junho de 2018; Lei nº 13.844, de 18 de junho de 2019; Decreto nº 10.152, de 02 de dezembro de 2019; Decreto nº 11.057, de 29 de abril de 2022; Portaria Interministerial MDR/ME nº 2, de 22 de junho de 2021; Resolução CONDEL/SUDECO nº 114, de 9 de novembro de 2021; Lei 14.600, de 19 de junho de 2023; Decreto nº 11.830, de 14 de dezembro de 2023; Decreto nº 11.962, de 22 de março de 2024; DECRETO Nº 12.504, DE 12 DE JUNHO DE 2025.

2F03 Apoio de atividades em pesquisa, desenvolvimento e tecnologia de interesse do desenvolvimento regional no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009)

Lei Complementar nº 129, de 8 de janeiro de 2009, Decreto nº 10.152, de 02 de dezembro de 2019, Decreto nº 11.057, de 29 de abril de 2022, Decreto n° 9.810, de 30 de maio de 2019, Resolução Condel/Sudeco nº 124, de 15 de junho de 2022, Resolução Condel/Sudeco nº 125, de 15 de junho de 2022.

74920 Recursos sob Supervisão do Fundo de Universalização dos Serviços de Telecomunicações - FUST – M. Comunicações

00TT Financiamento a Projetos de Expansão, Uso e Melhoria da Qualidade das Redes e dos Serviços de Telecomunicações

Lei nº 9.998, de 17 de agosto de 2000; Lei nº 14.109 de 16 de dezembro de 2020; Decreto nº 9.612 de 17 de dezembro de 2018; Decreto nº 11.004, de 21 de março de 2022; e Resolução CG-FUST nº 2, de 8 de agosto de 2022.

00V1 Ampliação do Acesso ao Crédito para Investimentos em Redes de Telecomunicações (Programa Acessa Crédito Telecom)

Lei nº 9.998, de 17 de agosto de 2000; Lei nº 14.109 de 16 de dezembro de 2020; Decreto nº 9.612 de 17 de dezembro de 2018; Decreto nº 11.004, de 21 de março de 2022; Resolução CG-FUST nº 2, de 8 de agosto de 2022; Resolução Cofiex nº 4, de 9 de maio de 2023.

74921 Recursos sob Supervisão do Fundo Nacional de Investimento em Infraestrutura Social (FIIS)/PR

00X6 Financiamentos de Investimentos em Infraestrutura Social (Lei nº 14.947, de 2024)

Ação Orçamentária / Base Legal

Lei 14.947/2024.

75101 Recursos sob Supervisão do Ministério da Fazenda

00Q3 Assunção e Novação de Dívidas do Fundo de Compensação das Variações Salariais - FCVS

Lei nº 10.150, de 21 de dezembro de 2000; Medida Provisória nº 2.181-45, de 24 de agosto de 2001, art. 44 e Lei nº 10.179, de 6 de fevereiro 2001.

00QE Regularização de Obrigações Contingentes Reconhecidas pela União

• Constituição Federal - Arts.13 e 14 do Ato das Disposições Constitucionais Transitórias – ADCT, de 5 de outubro de 1988; Lei nº 7.862 de 30 de outubro de 1989; Lei nº 8.029 de 12 de abril de 1990; Lei nº 8.897, de 27 de junho de 1994; Lei nº 9.138 de 29 de novembro de 1995; Lei nº 9.617, de 2 de abril de 1998; Lei nº 9.866 de 9 de novembro de 1999; Lei nº 10.179, de 6 de fevereiro 2001; Lei nº 10.437, de 25 de abril de 2002; Lei nº 11.483, de 31 de maio de 2007; Leis que geraram e/ou transferiram obrigações financeiras para a União;
• Medida Provisória nº 2.209, de 29 de agosto de 2001; e outras que autorizem a assunção, pela União, de obrigações financeiras;
• Regulamentos: Decreto nº 1.647, de 26 de setembro de 1995; e Decreto nº 6.018, de 22 de janeiro de 2007

0243 Refinanciamento da Dívida Pública Mobiliária Federal Externa

Lei Complementar nº 101, de 4 de maio de 2000 e Resoluções do Senado Federal nº 96, de 15 de dezembro de 1989; 57, de 10 de novembro de 1995; 69, de 12 de setembro de 1996; 51, de 10 de junho de 1997; 23, de 29 de junho de 1999.

0272 Refinanciamento pela União de Dívidas Internas Contratuais das Administrações Direta e Indireta dos Estados, do Distrito Federal e dos Municípios (Lei nº 8.727, de 1993)

Lei Complementar nº 156, de 28 de dezembro de 2016 e Lei nº 8.727, de 5 de novembro de 1993.

0365 Refinanciamento da Dívida Pública Mobiliária Federal Interna

Lei Complementar nº 101, de 4 de maio de 2000; Lei nº 9.496, de 11 de setembro de 1997; Lei nº 10.150, de 21 de dezembro de 2000; Lei nº 10.179, de 6 de fevereiro de 2001, MP nº 2.192, de 24 de agosto de 2001 e Decreto nº 11.301, de 21 de dezembro de 2022.

0425 Serviços da Dívida Pública Federal Externa

Decreto-Lei nº 1.928, de 18 de fevereiro de 1982; Decreto-Lei nº 2.169, de 29 de outubro de 1984.

Resoluções do Senado Federal nº s: 96, de 15 de dezembro de 1989; 57, de 10 de novembro de 1995; 69, de 12 de setembro de 1996; 51, de 10 de junho de 1997 e 23, de 29 de junho de 1999.

0455 Serviços da Dívida Pública Federal Interna

Lei Complementar nº 101, de 4 de maio de 2000; Lei nº 9.496, de 11 de setembro de 1997; Lei nº 10.150, de 21 de dezembro de 2000; Lei nº 10.179, de 6 de fevereiro de 2001; MP nº 2.192, de 24 de agosto de 2001; Decreto nº 578 de 24 de junho de 1992 e Decreto nº 11.301, de 21 de dezembro de 2022.

81101 Ministério dos Direitos Humanos e da Cidadania - Administração Direta

0083 Indenização a Familiares de Mortos e Desaparecidos em Razão da Participação em Atividades Políticas (Lei nº 9.140, de 1995)

Lei nº 9.140/95, Lei nº 10.536/02 e Lei nº 10.875/04.

00XN Contribuição Voluntária à Organização Internacional para Migrações (OIM)

Decreto nº 8.101/2013, Decreto nº 8.503/2015, Lei nº 14.600, de 19 de junho de 2023, Decreto nº 59.308/1966, Lei n° 15.080, de 30 de dezembro de 2024

2000 Administração da Unidade

CF/1988; Decreto-Lei nº 200/1967; Decreto nº 9.673/2019.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Arts. 60-A a 60-E da Lei n° 8.112, de 11 de dezembro de 1990. Art. 18, §§ 8º e 9º da LDO-2023.

21FZ Promoção e Defesa dos Direitos da Pessoa Idosa

Constituição Federal de 1988. Lei nº 8.742, de 7 de dezembro de 1993. Lei nº 10.048, de 8 de novembro de 2000. Lei nº 8.842, de 1994 (Política Nacional da Pessoa Idosa). Lei nº 10.741, de 1º de outubro de 2003 (Estatuto da Pessoa Idosa) III Plano Nacional de Direitos Humanos (PNDH-III). Decreto nº 10.133 de 2019. Decreto nº 10.604 de 2021 (Estratégia Brasil Amigo da Pessoa Idosa). Decreto nº 10.816/2021.

21G0 Promoção e Defesa dos Direitos de Crianças e Adolescentes

Constituição da República Federativa do Brasil de 1988; Declaração Universal dos direitos da criança; Declaração Universal dos Direitos Humanos; Convenção sobre os Direitos da Criança; Lei nº 8.069 de 1990 (Estatuto da Criança e do Adolescente); Lei nº 13.257, de 8 de março de 2016; Lei nº 13.010, de 26 de junho de 2014; Lei nº 14.548, de 13 de abril de 2023; Lei 12.594 de 2012; e Lei nº 13.431, de 4 de abril de 2017.

21G1 Promoção e Defesa dos Direitos das Pessoas com Deficiência

Constituição Federal de 1988. Decreto legislativo nº 186, de 09 de julho de 2008. Decreto nº 3.956, de 8 de outubro de 2001. Decreto nº 5.296, de 2 de dezembro de 2004. Decreto nº 5.626, de 22 de dezembro de 2005. Decreto nº 5.904, de 21 de setembro de 2006. Decreto nº 6.039, de 7 de fevereiro de 2007. Decreto nº 6.949, de 25 de agosto de 2009. Decreto nº 7.037, de 21 de dezembro de 2009. Decreto nº 7.611, de 17 de novembro de 2011. Decreto nº 7.824, de 11 de outubro de 2012. Decreto nº 8.368, de 2 de dezembro de 2014. Decreto nº 9.099, de 18 de julho de 2017. Decreto nº 9.404, de 11 de junho de 2018. Decreto nº 9.451, de 26 de julho de 2018. Decreto nº 9.522, de 8 de outubro de 2018. Decreto nº 10.645, de 11 de março de 2021. Decreto nº 10.654, de 22 de março de 2021. Decreto nº 11.063, de 4 de maio de 2022. Decreto nº 11.487, de 10 de abril de 2023. Decreto nº 11.792, de 23 de novembro de 2023. Decreto nº 11.794, de 23 de novembro de 2023. Decreto nº 11.793, de 23 de novembro de 2023. Lei nº 8.112, de 11 de dezembro de 1990. Lei nº 8.160, de 8 de janeiro de 1991. Lei nº 8.213, de 24 de julho de 1991. Lei nº 8.989, de 24 de fevereiro de 1995. Lei nº 9.394, de 20 de dezembro de 1996. Lei nº 10.048, de 8 de novembro de 2000. Lei nº 10.098, de 19 de dezembro de 2000. Lei nº 10.436, de 24 de abril de 2002. Lei nº 10.708, de 31 de julho de 2003. Lei nº 10.845, de 5 de março de 2004. Lei nº 11.126, de 27 de junho de 2005. Lei nº 11.133, de 14 de julho de 2005. Lei nº 12.319, de 1 de setembro de 2010. Lei nº 12.587, de 3 de janeiro de 2012. Lei nº 12.711, de 29 de agosto de 2012. Lei nº 12.764, de 27 de dezembro de 2012. Lei nº 13.146, de 6 de julho de 2015 (Estatuto da Pessoa com Deficiência). Lei nº 13.460, de 26 de junho de 2017. Lei nº 13.977, de 8 de janeiro de 2020. Lei nº 14.126, de 22 de março de 2021. Lei nº 14.191, de 3 de agosto de 2021. Lei nº 14.287, de 22 de março de 2021. Lei nº 14.597, de 14 de junho de 2023. Lei nº 14.624, de 17 de julho de 2023. Lei nº 14.723, de 13 de novembro de 2023. Lei nº 14.768, de 22 de dezembro de 2023. Portaria interministerial nº 1, de 12 de janeiro de 2017. Portaria de Consolidação nº 2 e 6, de 28 de setembro de 2017.

21G2 Promoção e Defesa dos Direitos das Pessoas LGBTQIA+

Constituição Federal de 1988; Portaria GM/MS nº 2836/2011 (Política Nacional de Saúde Integral LGBT); Decreto Presidencial nº 8.727/2016; Portaria MDH nº 202/2018 (Pacto Nacional de Enfrentamento à Violência LGBTfóbica); Ação Direta de Inconstitucionalidade 4.275/2018; Ação Direta de Inconstitucionalidade por Omissão nº 26/Distrito Federal (ADO nº 26/DF) e do Mandato de Injunção nº 4.733/Distrito Federal (MI nº 4.733/DF), em 13 de junho de 2019, que equiparou os atos de LGBTQIA+fobia ao conceito jurídico de racismo, previsto na Lei nº 7.716/1989; Acórdãos nº 553 e 554/2023, do Tribunal de Contas da União (TCU); Portaria MDHC nº 756, de 5 de dezembro de 2023 (Institui a Estratégia Nacional de Enfrentamento à Violência contra Pessoas LGBTQIA+); Portaria MDHC nº 88, de 27 de fevereiro de 2024 (Institui a Estratégia Nacional de Trabalho Digno, Educação e Geração de Renda para Pessoas Lésbicas, Gays, Bissexuais, Travestis, Transexuais, Queer, Intersexo, Assexuais e outras (LGBTQIA+) em situação de vulnerabilidade social).

21G3 Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis

Constituição Federal de 1988. Artigo 25 da Declaração Universal dos Direitos Humanos. Decreto nº 7.053, de 23 de dezembro de 2009 (Política Nacional para a População em Situação de Rua). Decreto nº 11.472, de 6 de abril de 2023. Portaria nº 2.927, de 26 de agosto de 2021. Resolução nº 40, de 13 de outubro de 2020, do Conselho Nacional de Direitos Humanos. Relatório da Relatora Especial sobre moradia adequada como componente do direito a um padrão de vida adequado e sobre o direito a não discriminação neste contexto, de 2015, do Conselho de Direitos Humanos, da Organização das Nações Unidas. Decreto nº 11.414, de 13 de fevereiro de 2023. Resolução CNJ nº 425/2021.

21G4 Apoio ao Funcionamento do Conselho Nacional dos Direitos Humanos (CNDH)

Constituição Federal de 1988; Lei nº 12.986, de 2 de junho de 2014.

21G5 Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações

Constituição Federal de 1988. Decreto-Lei nº 2.848, de 7 de dezembro de 1940, Código Penal. Lei nº 8.069, de 13 de julho de 1990. Lei nº 9.455, de 7 de abril de 1997. Lei nº 9.474, de 22 de julho de 1997.Lei nº 9.807, de 13 de julho de 1999. Lei nº 10.559, de 13 de novembro de 2002. Lei nº 10.639, de 9 de janeiro de 2003. Lei nº 11.645, de 10 de março de 2008. Lei nº 12.662, de 05 de junho de 2012. Lei nº 12.847, de 2 de agosto de 2013. Lei nº 13.257, de 8 de março de 2016. Lei nº 13.445, de 24 de maio de 2017. Lei nº 14.532, de 11 de janeiro de 2023. Decreto nº 6.044, de 12 de fevereiro de 2007. Decreto nº 7.037, de 21 de dezembro de 2009. Decreto nº 8.154, de 16 de dezembro de 2013. Decreto nº 9.937, de 24 de julho de 2019. Decreto nº 9.887, de 27 de junho de 2019.Decreto nº 10.063, de 14 de outubro de 2019. Decreto nº 9.929, de 22 de julho de 2019. Decreto nº 10.815, de 27 de setembro de 2021. Decreto nº 11.341, de 1º de janeiro de 2023. Decreto nº 11.867, de 27 de dezembro de 2023.Portaria nº 177 de 22 de março de 2023. Portaria nº 938, de 20 de maio de 2002. Portaria Ministério da Saúde nº 248, de 2 de fevereiro de 2018.

4641 Publicidade de Utilidade Pública

Art. 37 da Constituição Federal de 1988; Art. 3º, inciso III, do Decreto nº 9.673, de 2 de janeiro de 2019; Decreto nº 6.555, de 8 de setembro de 2008; Instruções normativas da Secretaria Especial de Comunicação Social da Secretaria-Geral da Presidência da República - Secom: 1. Instrução Normativa nº 1, de 27 de julho de 2017 que dispõe sobre a conceituação das ações de comunicação do Poder Executivo Federal e dá outras providências; 2. Instrução Normativa nº 2, de 20 de abril de 2018, que disciplina a publicidade dos órgãos e entidades do Poder Executivo federal e dá orientações complementares; 3. Instrução Normativa nº 3, de 20 de abril de 2018, que disciplina as licitações e os contratos de serviços de publicidade prestados por intermédio de agência de propaganda a órgão ou entidade do Poder Executivo federal; Lei nº 13.844, de 2019.

81901 Fundo Nacional para a Criança e o Adolescente - FNCA

21G0 Promoção e Defesa dos Direitos de Crianças e Adolescentes

Constituição da República Federativa do Brasil de 1988; Declaração Universal dos direitos da criança; Declaração Universal dos Direitos Humanos; Convenção sobre os Direitos da Criança; Lei nº 8.069 de 1990 (Estatuto da Criança e do Adolescente); Lei nº 13.257, de 8 de março de 2016; Lei nº 13.010, de 26 de junho de 2014; Lei nº 14.548, de 13 de abril de 2023; Lei 12.594 de 2012; e Lei nº 13.431, de 4 de abril de 2017.

81902 Fundo Nacional do Idoso - FNI

21FZ Promoção e Defesa dos Direitos da Pessoa Idosa

Constituição Federal de 1988. Lei nº 8.742, de 7 de dezembro de 1993. Lei nº 10.048, de 8 de novembro de 2000. Lei nº 8.842, de 1994 (Política Nacional da Pessoa Idosa). Lei nº 10.741, de 1º de outubro de 2003 (Estatuto da Pessoa Idosa) III Plano Nacional de Direitos Humanos (PNDH-III). Decreto nº 10.133 de 2019. Decreto 10.604 de 2021 (Estratégia Brasil Amigo da Pessoa Idosa). Decreto nº 10.816/2021.

83201 Banco Central do Brasil - BACEN

00PW Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica

Lei de Diretrizes Orçamentárias - LDO, art. 12.

00UU Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica

Artigo 12 da Lei de Diretrizes Orçamentárias - LDO.

2000 Administração da Unidade

Lei Complementar nº 179, de 24 de fevereiro de 2021 - define os objetivos do Banco Central do Brasil e dispõe sobre sua autonomia e sobre a nomeação e a exoneração de seu Presidente e de seus Diretores; e altera artigo da Lei nº 4.595, de 31 de dezembro de 1964.
Lei nº 13.974, de 7 de janeiro de 2020 - Dispõe sobre o Conselho de Controle de Atividades Financeiras (Coaf), de que trata o art. 14 da Lei nº 9.613, de 3 de março de 1998.
Lei nº 14.600, de 19 de junho de 2023.

20ZA Fortalecimento das Ações de Autoridade Monetária

Lei Complementar nº 179, de 24 de fevereiro de 2021 que define os objetivos do Banco Central do Brasil e dispõe sobre sua autonomia e sobre a nomeação e a exoneração de seu Presidente e de seus Diretores; e altera artigo da Lei nº 4.595, de 31 de dezembro de 1964.
Portaria BCB 111.606, de 30 de setembro de 2021 - estabelece procedimentos a serem observados na gestão de projetos, programas e portfólio corporativos do Banco Central do Brasil.
Resolução BCB 143, de 23 de setembro de 2021 - divulga o Regulamento de Gestão de Projetos, Programas e Portfólio Corporativos do Banco Central do Brasil (RGP-BC).
Resolução BCB 71, de 11 de fevereiro de 2021 - constitui o Comitê de Gestão Estratégica do Banco Central do Brasil.
Acordão TCU nº 1.448/2012 - determinação para execução dos programas do Bacen via OGU.
Instrução Normativa nº 24, de 18 de março de 2020 - Dispõe sobre a elaboração, avaliação e revisão do planejamento estratégico institucional dos órgãos e das entidades da administração pública federal integrantes do Sistema de Organização e Inovação Institucional do Governo Federal - SIORG, estruturado nos termos do art. 21 do Decreto nº 9.739, de 28 de março de 2019.
Instrução Normativa nº 84, de 22 de abril de 2020 - Estabelece normas para a tomada e prestação de contas dos administradores e responsáveis da administração pública federal, para fins de julgamento pelo Tribunal de Contas da União, nos termos do art. 7º da Lei 8.443, de 1992, e revoga as Instruções Normativas TCU 63 e 72, de 1º de setembro de 2010 e de 15 de maio de 2013, respectivamente.
Decreto nº 9203, de 22 de novembro de 2017 - Dispõe sobre a política de governança da administração pública federal direta, autárquica e fundacional.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990, arts. 60-A a 60-E; e
Lei de Diretrizes Orçamentárias - LDO, arts. 12, 18 e 109

21AY Prevenção à Lavagem de Dinheiro e ao Financiamento do Terrorismo

Lei nº 9.613, de 3 de março de 1998 - Dispõe sobre os crimes de "lavagem" ou ocultação de bens, direitos e valores; a prevenção da utilização do sistema financeiro para os ilícitos previstos nesta Lei; cria o Conselho de Controle de Atividades Financeiras - COAF, e dá outras providências;
Lei nº 9.784, de 29 de janeiro de 1999 - Regula o processo administrativo no âmbito da Administração Pública Federal;
Lei nº 9.873, de 23 de novembro de 1999 - Estabelece prazo de prescrição para o exercício de ação punitiva pela Administração Pública Federal, direta e indireta, e dá outras providências;
Lei nº 13.974, de 7 de janeiro de 2020 - Dispõe sobre o Conselho de Controle de Atividades Financeiras (Coaf), de que trata o art. 14 da Lei nº 9.613, de 3 de março de 1998;
Resolução BCB nº 427, de 16 de outubro de 2024 - Aprova o Regimento Interno do Conselho de Controle de Atividades Financeiras - Coaf.

LEGISLAÇÃO DA DESPESA

PLDO - 2026, Art. 9º, inciso IV

Ação Orçamentária / Base Legal

21B1 Formulação da Política Monetária Cambial e de Crédito e Supervisão do Sistema Financeiro Nacional

Lei Complementar nº 105, de 10 de janeiro de 2001 - Dispõe sobre o sigilo das operações de instituições financeiras e dá outras providências;

Lei Complementar nº 130, de 17 de abril de 2009 - Dispõe sobre o Sistema Nacional de Crédito Cooperativo e revoga dispositivos das Leis nos 4.595, de 31 de dezembro de 1964, e 5.764, de 16 de dezembro de 1971;

Lei Complementar nº 179, de 24 de fevereiro de 2021 - define os objetivos do Banco Central do Brasil e dispõe sobre sua autonomia e sobre a nomeação e a exoneração de seu Presidente e de seus Diretores; e altera artigo da Lei nº 4.595, de 31 de dezembro de 1964.

Lei Complementar nº 196, de 24 de agosto de 2022;

Lei nº 4.131, de 3 de setembro de 1962 - Disciplina a aplicação do capital estrangeiro e as remessas de valores para o exterior e dá outras providências.

Lei nº 4.595, de 31 de dezembro de 1964 - Dispõe sobre a Política e as Instituições Monetárias, Bancárias e Creditícias, Cria o Conselho Monetário Nacional e dá outras providências;

Lei nº 4.728, de 14 de julho de 1965 - Disciplina o mercado de capitais e estabelece medidas para o seu desenvolvimento;

Lei nº 5.764, de 16 de dezembro de 1971 - Define a Política Nacional de Cooperativismo, institui o regime jurídico das sociedades cooperativas, e dá outras providências;

Lei nº 6.024, de 13 de março de 1974 - Dispõe sobre a intervenção e a liquidação extrajudicial de instituições financeiras, e dá outras providências;

Lei nº 7.492, de 16 de junho de 1986 - Define os crimes contra o sistema financeiro nacional, e dá outras providências;

Decreto-Lei nº 2.321, de 25 de fevereiro de 1987 - Institui, em defesa das finanças públicas, regime de administração especial temporária, nas instituições financeiras privadas e públicas não federais, e dá outras providências;

Lei nº 9.613, de 3 de março de 1998 - Dispõe sobre os crimes de "lavagem" ou ocultação de bens, direitos e valores; a prevenção da utilização do sistema financeiro para os ilícitos previstos nesta Lei; cria o Conselho de Controle de Atividades Financeiras - COAF, e dá outras providências;

Lei nº 10.214, de 27 de março de 2001 - Dispõe sobre a atuação das câmaras e dos prestadores de serviços de compensação e de liquidação, no âmbito do sistema de pagamentos brasileiro, e dá outras providências;

Lei nº 10.303, de 31 de outubro de 2001 - Altera e acrescenta dispositivos na Lei nº 6.404, de 15 de dezembro de 1976, que dispõe sobre as Sociedades por Ações, e na Lei nº 6.385, de 7 de dezembro de 1976, que dispõe sobre o mercado de valores mobiliários e cria a Comissão de Valores Mobiliários;

Lei nº 10.522, de 19 de julho de 2002 - Dispõe sobre o Cadastro Informativo dos créditos não quitados de órgãos e entidades federais e dá outras providências.

Lei nº 11.795, de 8 de outubro de 2008 - Dispõe sobre o Sistema de Consórcio;

Lei nº 12.865, de 9 de outubro de 2013 - Autoriza o pagamento de subvenção econômica aos produtores da safra 2011/2012 de cana-de-açúcar e de etanol que especifica e o financiamento da renovação e implantação de canaviais com equalização da taxa de juros; dispõe sobre os arranjos de pagamento e as instituições de pagamento integrantes do Sistema de Pagamentos Brasileiro (SPB); autoriza a União a emitir, sob a forma de colocação direta, em favor da Conta de Desenvolvimento Energético (CDE), títulos da dívida pública mobiliária federal; estabelece novas condições para as operações de crédito rural oriundas de, ou contratadas com, recursos do Fundo Constitucional de Financiamento do Nordeste (FNE); altera os prazos previstos nas Leis nº 11.941, de 27 de maio de 2009, e nº 12.249, de 11 de junho de 2010; autoriza a União a contratar o Banco do Brasil S.A. ou suas subsidiárias para atuar na gestão de recursos, obras e serviços de engenharia relacionados ao desenvolvimento de projetos, modernização, ampliação, construção ou reforma da rede integrada e especializada para atendimento da mulher em situação de violência; disciplina o documento digital no Sistema Financeiro Nacional; disciplina a transferência, no caso de falecimento, do direito de utilização privada de área pública por equipamentos urbanos do tipo quiosque, trailer, feira e banca de venda de jornais e de revistas; altera a incidência da Contribuição para o PIS/Pasep e da Cofins na cadeia de produção e comercialização da soja e de seus subprodutos; altera as Leis nºs 12.666, de 14 de junho de 2012, 5.991, de 17 de dezembro de 1973, 11.508, de 20 de julho de 2007, 9.503, de 23 de setembro de 1997, 9.069, de 29 de junho de 1995, 10.865, de 30 de abril de 2004, 12.587, de 3 de janeiro de 2012, 10.826, de 22 de dezembro de 2003, 10.925, de 23 de julho de 2004, 12.350, de 20 de dezembro de 2010, 4.870, de 1º de dezembro de 1965 e 11.196, de 21 de novembro de 2005, e o Decreto nº 70.235, de 6 de março de 1972; revoga dispositivos das Leis nºs 10.865, de 30 de abril de 2004, 10.925, de 23 de julho de 2004, 12.546, de 14 de dezembro de 2011, e 4.870, de 1º de dezembro de 1965; e dá outras providências;

Lei nº 13.506, de 13 de novembro de 2017 - Dispõe sobre o processo administrativo sancionador na esfera de atuação do Banco Central do Brasil e da Comissão de Valores Mobiliários;

Lei nº 13.709, de 14 de agosto de 2018 - Lei Geral de Proteção de Dados Pessoais - LGPD. (Redação dada pela Lei nº 13.853, de 2019);

Lei nº 13.775, de 20 de dezembro de 2018 - Dispõe sobre a emissão de duplicata sob a forma escritural; altera a Lei nº 9.492, de 10 de setembro de 1997; e dá outras providências.

Lei nº14.286, de 29 de dezembro de 2021 - Dispõe sobre o mercado de câmbio brasileiro, o capital brasileiro no exterior, o capital estrangeiro no País e a prestação de informações ao Banco Central do Brasil;

84101 Ministério dos Povos Indígenas - Administração Direta

2000 Administração da Unidade

Lei nº 11.788, de 25 de setembro de 2008 - previsão de pagamento de bolsa estágio e auxílio-transporte aos estudantes;

Decreto nº 4.004, de 8 de novembro de 2001 - ajuda de custo com deslocamento de domicílio; e

Decreto nº 11.355 de 1º de janeiro de 2023 - aprova a estrutura do Ministério dos Povos Indígenas.

20UF Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas

Constituição Federal de 1988

Convenção nº 169 da Organização Internacional do Trabalho - OIT;

Lei nº 6.001/1973 - Estatuto do Índio;

Lei nº 6.938, de 31 de agosto de 1981 - Política Nacional do Meio Ambiente;

Lei nº 7.347, de 24 de julho de 1985 - ação civil pública de responsabilidade por danos causados ao meio-ambiente, ao consumidor, a bens e direitos de valor artístico, estético, histórico, turístico e paisagístico;

Lei nº 9.433, de 8 de janeiro de 1997 - Política Nacional de Recursos Hídricos, cria o Sistema Nacional de Gerenciamento de Recursos Hídricos,;

Lei nº 9.605, de 12 de fevereiro de 1998 - sanções penais e administrativas derivadas de condutas e atividades lesivas ao meio ambiente;

Lei nº 9.795, de 27 de abril de 1999 - educação ambiental, institui a Política Nacional de Educação Ambiental;

Lei nº 9.985, de 18 de julho de 2000 - institui o Sistema Nacional de Unidades de Conservação da Natureza;

Lei nº 11.326, de 24 de julho de 2006 - Política Nacional da Agricultura Familiar e Empreendimentos Familiares Rurais;

Lei nº 11.460, de 21 de março de 2007 - plantio de organismos geneticamente modificados em unidades de conservação;

Lei nº 12.187, de 29 de dezembro de 2009 - Política Nacional sobre Mudança do Clima;

Lei nº 12.188, de 11 de janeiro de 2010 - Política Nacional de Assistência Técnica e Extensão Rural para a Agricultura Familiar e Reforma Agrária;

Lei nº 12.305/2010 - Política Nacional de Resíduos Sólidos;

Lei nº 12.651, de 25 de maio de 2012 - proteção da vegetação nativa;

Lei nº 13.123, de 20 de maio de 2015 - regulamenta a Convenção sobre Diversidade Biológica;

Lei n° 14.119/2021 – Política Nacional de Pagamento por Serviços Ambientais;

Lei nº 14.701, de 20 de outubro de 2023 - Regulamenta o art. 231 da Constituição Federal, para dispor sobre o reconhecimento, a demarcação, o uso e a gestão de terras indígenas; e altera as Leis nºs 11.460, de 21 de março de 2007, 4.132, de 10 de setembro de 1962, e 6.001, de 19 de dezembro de 1973;

Declaração Universal dos Direitos Humanos (1948);

Declaração Universal sobre Diversidade Cultural da UNESCO (2001);

Decreto nº 6.861, de 27 de maio de 2009: Dispõe sobre a Educação Escolar Indígena, define sua organização em territórios etnoeducacionais, e dá outras providências;

Decreto nº 11.226, de 7 de outubro de 2022: Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Fundação Nacional do Índio - Funai e remaneja e transforma cargos em comissão e funções de confiança;

Decreto-Lei nº 25, de 30 de novembro de 1937 - Organiza a proteção do patrimônio histórico e artístico nacional;

Decreto nº 86.173, de 02 de julho de 1981 - limites do Parque Nacional da Chapada dos Veadeiros;

Decreto nº 1.775, de 8 de janeiro de 1996 - procedimento administrativo de demarcação das terras indígenas;

Decreto nº 1905, de 16 de maio de 1996 - Convenção sobre Zonas Úmidas de Importância Internacional;

Decreto nº 2.519, de 16 de março de 1998 - Convenção sobre Diversidade Biológica;

Decreto nº 2.652, de 1º de julho de 1998 - Convenção-Quadro das Nações Unidas sobre Mudança do Clima;

Decreto nº 3.551, de 4 de agosto de 2000 - Registro de Bens Culturais de Natureza Imaterial;

Decreto nº 4.339, de 22 de agosto de 2002 - Política Nacional da Biodiversidade;

Decreto nº 5.758, de 13 de abril de 2006 - Plano Estratégico Nacional de Áreas Protegidas;

Decreto nº 6.040, de 7 de fevereiro de 2007 - Política Nacional de Desenvolvimento Sustentável dos Povos e Comunidades Tradicionais;

Decreto nº 6.476, de 5 de junho de 2008 - Tratado Internacional sobre Recursos Fitogenéticos para a Alimentação e a Agricultura;

Decreto nº 7.272, de 25 de agosto de 2010 - Regulamenta a Lei no 11.346, de 15 de setembro de 2006, que cria o Sistema Nacional de Segurança Alimentar e Nutricional - SISAN;

Decreto nº 7.747, de 5 de junho de 2012 - Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas -PNGATI;

Decreto nº 7.794, de 20 de agosto de 2012 - Política Nacional de Agroecologia e Produção Orgânica;

Decreto nº 8.772, de 11 de maio de 2016 - dispõe sobre o acesso ao patrimônio genético, sobre a proteção e o acesso ao conhecimento tradicional associado e sobre a repartição de benefícios para conservação e uso sustentável da biodiversidade;

Decreto nº 8.972, de 23 de janeiro de 2017 - Política Nacional de Recuperação da Vegetação Nativa;

Decreto nº 11.509, de 2023 - Institui o Conselho Nacional de Política Indigenista.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990. Arts. 60-A a 60-E

21BO Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas

Constituição Federal de 1988: Arts. 4, 5, 6, 20, inciso XI, Art. 23, Incisos II, IV e V; Art. 24, Inciso VII; Arts. 203, 204, inciso II; Art. 210, § 2º; Art. 215, § 1º, § 2º. § 3º, alíneas I, II, III, IV e V; Art. 216, Incisos I, II, III, IV e V; Arts. 225, 227, 231 e 232;

Decreto-Lei nº 25, de 30 de novembro de 1937 - Proteção do patrimônio histórico e artístico nacional;

Lei nº 4.504, de 30 de novembro de 1964 - Estatuto da Terra;

Lei nº 6.001, de 19 de dezembro de 1973 - Estatuto dos Povos Indígenas;

Lei nº 6.938, de 31 de agosto de 1981 - Política Nacional do Meio Ambiente;

Lei nº 7.347, de 24 de julho de 1985 - Disciplina a ação civil pública de responsabilidade por danos causados ao meio-ambiente, ao consumidor, a bens e direitos de valor artístico, estético, histórico, turístico e paisagístico;

Lei nº 7.716/89 (Lei do Racismo) de 5 janeiro de 1989;

Lei nº 9.394, de 20 de dezembro de 1996, Art. 26-A, § 1º e § 2º – Diretrizes e bases da educação nacional;

Lei nº 9.433, de 8 de janeiro de 1997 - Institui a Política Nacional de Recursos Hídricos, cria o Sistema Nacional de Gerenciamento de Recursos Hídricos;

Lei nº 9.605, de 12 de fevereiro de 1998 - Dispõe sobre as sanções penais e administrativas derivadas de condutas e atividades lesivas ao meio ambiente;

Lei nº 9.985, de 18 de julho de 2000 - Institui o Sistema Nacional de Unidades de Conservação da Natureza;

Lei nº 11.326, de 24 de julho de 2006 - Estabelece as diretrizes para a formulação da Política Nacional da Agricultura Familiar e Empreendimentos Familiares Rurais;

Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;

Lei nº 11.645, de 10 março de 2008 - Ensino obrigatório de história e cultura Afro-Brasileira e Indígena nas escolas;

Lei nº 12.187, de 29 de dezembro de 2009 - Institui a Política Nacional sobre Mudança do Clima - PNMC;

Lei nº 12.288, de 20 de julho de 2010: Institui o Estatuto da Igualdade Racial, que define os direitos e deveres para garantir a igualdade racial no Brasil;

Lei nº 12.651, de 25 de maio de 2012 - Dispõe sobre a proteção da vegetação nativa;

Lei nº 13.123, de 20 de maio de 2015 – Proteção e acesso ao conhecimento tradicional associado ao patrimônio genético;

Lei nº 14.021, de 7 de julho de 2020, que dispõe sobre medidas de proteção social para prevenção do contágio e da disseminação da Covid-19 nos territórios indígenas; cria o Plano Emergencial para Enfrentamento à Covid-19 nos territórios indígenas; estipula medidas de apoio às comunidades quilombolas, aos pescadores artesanais e aos demais povos e comunidades tradicionais para o enfrentamento à Covid-19; e altera a Lei nº 8.080, de 19 de setembro de 1990, a fim de assegurar aporte de recursos adicionais nas situações emergenciais e de calamidade pública;

Lei nº 14.600, de 19 de junho de 2023, Art. 42. Constituem áreas de competência do Ministério dos Povos Indígenas;

Decreto nº 30.822, de 6 de maio de 1952 - Promulga a Convenção para a Prevenção e a Repressão do Crime de Genocídio;

Decreto nº 678, de 6 de novembro de 1992 - Promulga a Convenção Americana sobre Direitos Humanos (Pacto de São José da Costa Rica);

Decreto nº 1905, de 16 de maio de 1996 - Promulga a Convenção sobre Zonas Úmidas de Importância Internacional;

Decreto nº 2.519, de 16 de março de 1998 - Promulga a Convenção sobre Diversidade Biológica;

Decreto nº 2.652, de 1º de julho de 1998 - Promulga a Convenção-Quadro das Nações Unidas sobre Mudança do Clima;

Decreto nº 3.551, de 4 de agosto de 2000 - Institui o Registro de Bens Culturais de Natureza Imaterial;

Decreto nº 4.412, de 7 de outubro de 2002 - Dispõe sobre a atuação das Forças Armadas e da Polícia Federal nas terras indígenas;

Decreto nº 5.753, de 12 de abril de 2006 – Convenção para a Salvaguarda do Patrimônio Cultural Imaterial;

Decreto nº 5.758, de 13 de abril de 2006 - Institui o Plano Estratégico Nacional de Áreas Protegidas - PNAP;

Decreto nº 6.040, de 7 de fevereiro de 2007 - Institui a Política Nacional de Desenvolvimento Sustentável dos Povos e Comunidades Tradicionais;

Decreto nº 6.177, de 1º de agosto de 2007 – Convenção sobre a Proteção e Promoção da Diversidade das Expressões Culturais;

Decreto nº 6.861, de 27 de maio de 2009 - institui os Territórios Etnoeducacionais;

Decreto nº 7.272, de 25 de agosto de 2010 - Regulamenta a Lei nº 11.346, de 15 de setembro de 2006, que cria o Sistema Nacional de Segurança Alimentar e Nutricional - SISAN;

Decreto nº 7.387, de 9 de dezembro de 2010 - Inventário Nacional da Diversidade Linguística;

Decreto nº 7.616, de 17 de novembro de 2011 - Declaração de Emergência em Saúde Pública de Importância Nacional - ESPIN;

Decreto nº 7.747, de 5 de junho de 2012 - Institui a Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas – PNGATI;

Decreto nº 8.727, de 28 de abril de 2016 - Dispõe sobre o uso do nome social e o reconhecimento da identidade de gênero de pessoas travestis e transexuais no âmbito da administração pública federal direta, autárquica e fundacional;

Decreto nº 8.972, de 23 de janeiro de 2017 - Institui a Política Nacional de Recuperação da Vegetação Nativa;

Decreto nº 10.088, de 5 de novembro de 2019 - Convenções e recomendações da OIT;

Decreto nº 11.111, de 29 de junho de 2022 - Amplia a vigência dos Programas Luz para Todos e Mais Luz para a Amazônia.

Decreto nº 11.355, de 1º de janeiro de 2023, que aprova a Estrutura Regimental e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança do Ministério dos Povos Indígenas e remaneja cargos em comissão e funções de confiança;

Decreto nº 11.405, de 30 de janeiro de 2023 - Medidas para enfrentamento da Emergência em Saúde e de combate ao garimpo ilegal no território Yanomami;

Decreto nº 11.476, de 6 de abril de 2023 - Regulamenta o Programa de Aquisição de Alimentos;

Decreto nº 11.509, de 28 de abril de 2023 - Institui o Conselho Nacional de Política Indigenista.

21FL Gestão dos Direitos dos Povos Indígenas

Decreto nº 11.355, de 1º de janeiro de 2023 - Estrutura do Ministério dos Povos Indígenas

21HW Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991

Constituição Federal de 1988;

Lei 6001/73 - Estatuto do Índio;

Decreto 7747/12 - Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas;;

Decreto 1775/96 - Procedimento administrativo de demarcação das terras indígenas;

Convenção nº 169 da Organização Internacional do Trabalho - OIT - Povos Indígenas e Tribais;

Decreto n. º 11.702, de 12 de setembro de 2023 - Institui o Comitê Interministerial de Desintrusão de Terras Indígenas;

ADPFs 709/2020, 991/2023, 743/2020 e 760/2020. "

21IL Aldeia Produtiva

Art. 231 da Constituição Federal de 1988; Convenção nº 169 da OIT (Decreto nº 5.051/2004); Decreto nº 11.355, de 1º de janeiro de 2023 (estrutura regimental do MPI).

4641 Publicidade de Utilidade Pública

Constituição Federal, art. 37 - Princípios da Administração Pública;

Decreto nº 6.555, de 8 de setembro de 2008 - Dispõe sobre as ações de comunicação do Poder Executivo Federal e dá outras providências.

Ação Orçamentária / Base Legal

84201 Fundação Nacional dos Povos Indígenas - FUNAI

155L Construção de Unidades Administrativas da Fundação Nacional dos Povos Indígenas

Decreto nº 11.226, de 07 de outubro de 2022 - estatuto FUNAI;
Decreto nº 11.401, de 23 de janeiro de 2023 - vinculação das entidades da administração pública federal indireta

2000 Administração da Unidade

Decreto nº 11.226, de 7 de outubro de 2022 - estatuto FUNAI;
Decreto nº 11.401, de 23 de janeiro de 2023 - vinculação das entidades da administração pública federal indireta.

20UF Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas

Constituição Federal de 1988
Convenção nº 169 da Organização Internacional do Trabalho - OIT;
Lei nº 5.371/1967 - Fundação Nacional do Índio;
Lei nº 6.001/1973 - Estatuto do Índio;
Lei nº 6.938, de 31 de agosto de 1981 - Política Nacional do Meio Ambiente;
Lei nº 7.347, de 24 de julho de 1985 - ação civil pública de responsabilidade por danos causados ao meio-ambiente, ao consumidor, a bens e direitos de valor artístico, estético, histórico, turístico e paisagístico;
Lei nº 9.433, de 8 de janeiro de 1997 - Política Nacional de Recursos Hídricos, cria o Sistema Nacional de Gerenciamento de Recursos Hídricos,;
Lei nº 9.605, de 12 de fevereiro de 1998 - sanções penais e administrativas derivadas de condutas e atividades lesivas ao meio ambiente;
Lei nº 9.795, de 27 de abril de 1999 - educação ambiental, institui a Política Nacional de Educação Ambiental;
Lei nº 9.985, de 18 de julho de 2000 - institui o Sistema Nacional de Unidades de Conservação da Natureza;
Lei nº 11.326, de 24 de julho de 2006 - Política Nacional da Agricultura Familiar e Empreendimentos Familiares Rurais;
Lei nº 11.460, de 21 de março de 2007 - plantio de organismos geneticamente modificados em unidades de conservação;
Lei nº 12.187, de 29 de dezembro de 2009 - Política Nacional sobre Mudança do Clima;
Lei nº 12.188, de 11 de janeiro de 2010 - Política Nacional de Assistência Técnica e Extensão Rural para a Agricultura Familiar e Reforma Agrária;
Lei nº 12.305/2010 - Política Nacional de Resíduos Sólidos;
Lei nº 12.651, de 25 de maio de 2012 - proteção da vegetação nativa;
Lei nº 13.123, de 20 de maio de 2015 - regulamenta a Convenção sobre Diversidade Biológica;
Lei n° 14.119/2021 – Política Nacional de Pagamento por Serviços Ambientais;
Lei nº 14.701, de 20 de outubro de 2023 - Regulamenta o art. 231 da Constituição Federal, para dispor sobre o reconhecimento, a demarcação, o uso e a gestão de terras indígenas; e altera as Leis nºs 11.460, de 21 de março de 2007, 4.132, de 10 de setembro de 1962, e 6.001, de 19 de dezembro de 1973;
Declaração Universal dos Direitos Humanos (1948);
Declaração Universal sobre Diversidade Cultural da UNESCO (2001);
Decreto nº 6.861, de 27 de maio de 2009: Dispõe sobre a Educação Escolar Indígena, define sua organização em territórios etnoeducacionais, e dá outras providências;
Decreto nº 11.226, de 7 de outubro de 2022: Aprova o Estatuto e o Quadro Demonstrativo dos Cargos em Comissão e das Funções de Confiança da Fundação Nacional do Índio - Funai e remaneja e transforma cargos em comissão e funções de confiança;
Decreto-Lei nº 25, de 30 de novembro de 1937 - Organiza a proteção do patrimônio histórico e artístico nacional;
Decreto nº 86.173, de 02 de julho de 1981 - limites do Parque Nacional da Chapada dos Veadeiros;
Decreto nº 1.775, de 8 de janeiro de 1996 - procedimento administrativo de demarcação das terras indígenas;
Decreto nº 1905, de 16 de maio de 1996 - Convenção sobre Zonas Úmidas de Importância Internacional;
Decreto nº 2.519, de 16 de março de 1998 - Convenção sobre Diversidade Biológica;
Decreto nº 2.652, de 1º de julho de 1998 - Convenção-Quadro das Nações Unidas sobre Mudança do Clima;
Decreto nº 3.551, de 4 de agosto de 2000 - Registro de Bens Culturais de Natureza Imaterial;
Decreto nº 4.339, de 22 de agosto de 2002 - Política Nacional da Biodiversidade;
Decreto nº 4.412, de 7 de outubro de 2002 - atuação das Forças Armadas e da Polícia Federal nas terras indígenas;
Decreto nº 5.151, de 22 de julho de 2004 - procedimentos a serem observados pelos órgãos e pelas entidades da Administração Pública Federal direta e indireta, para fins de celebração de atos complementares de cooperação técnica recebida de organismos internacionais;
Decreto nº 5.758, de 13 de abril de 2006 - Plano Estratégico Nacional de Áreas Protegidas;
Decreto nº 6.040, de 7 de fevereiro de 2007 - Política Nacional de Desenvolvimento Sustentável dos Povos e Comunidades Tradicionais;
Decreto nº 6.476, de 5 de junho de 2008 - Tratado Internacional sobre Recursos Fitogenéticos para a Alimentação e a Agricultura;
Decreto nº 7.272, de 25 de agosto de 2010 - Regulamenta a Lei no 11.346, de 15 de setembro de 2006, que cria o Sistema Nacional de Segurança Alimentar e Nutricional - SISAN;
Decreto nº 7.747, de 5 de junho de 2012 - Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas -PNGATI;
Decreto nº 7.794, de 20 de agosto de 2012 - Política Nacional de Agroecologia e Produção Orgânica;
Decreto nº 8.772, de 11 de maio de 2016 - dispõe sobre o acesso ao patrimônio genético, sobre a proteção e o acesso ao conhecimento tradicional associado e sobre a repartição de benefícios para conservação e uso sustentável da biodiversidade;
Decreto nº 8.972, de 23 de janeiro de 2017 - Política Nacional de Recuperação da Vegetação Nativa;
Decreto nº 11.509, de 2023 - Institui o Conselho Nacional de Política Indigenista.

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos

Lei n° 8.112, de 11 de dezembro de 1990. Arts. 60-A a 60-E

21BO Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas

Constituição Federal de 1988: Arts. 4, 5, 6, 20, inciso XI, Art. 23, Incisos II, IV e V; Art. 24, Inciso VII; Arts. 203, 204, inciso II; Art. 210, § 2º; Art. 215, § 1º, § 2º. § 3º, alíneas I, II, III, IV e V; Art. 216, Incisos I, II, III, IV e V; Arts. 225, 227, 231 e 232;
Decreto-Lei nº 25, de 30 de novembro de 1937 - Proteção do patrimônio histórico e artístico nacional;
Lei nº 4.504, de 30 de novembro de 1964 - Estatuto da Terra;
Lei nº 5.371, de 5 de dezembro de 1967 - Autoriza a instituição da Fundação Nacional dos Povos Indígenas;
Lei nº 6.001, de 19 de dezembro de 1973 - Estatuto dos Povos Indígenas;
Lei nº 6.938, de 31 de agosto de 1981 - Política Nacional do Meio Ambiente;
Lei nº 7.116, de 29 de agosto de 1983 - Assegura validade nacional as Carteiras de Identidade;
Lei nº 7.347, de 24 de julho de 1985 - Disciplina a ação civil pública de responsabilidade por danos causados ao meio-ambiente, ao consumidor, a bens e direitos de valor artístico, estético, histórico, turístico e paisagístico;
Lei nº 8.069, de 13 de julho de 1990 - Estatuto da Criança e do Adolescente;
Lei nº 8.080, de 19 de setembro de 1990 - Dispõe sobre as condições para a promoção, proteção e recuperação da saúde;
Lei nº 8.159, de 8 de janeiro de 1991 – Política nacional de arquivos públicos;
Lei nº 8.213, de 24 de julho de 1991 - Dispõe sobre os Planos de Benefícios da Previdência Social;
Lei nº 8.742, de 7 de dezembro de 1993 - Dispõe sobre a organização da Assistência Social;
Lei nº 9.394, de 20 de dezembro de 1996, Art. 26-A, § 1º e § 2º – Diretrizes e bases da educação nacional;
Lei nº 9.433, de 8 de janeiro de 1997 - Institui a Política Nacional de Recursos Hídricos, cria o Sistema Nacional de Gerenciamento de Recursos Hídricos;
Lei nº 9.605, de 12 de fevereiro de 1998 - Dispõe sobre as sanções penais e administrativas derivadas de condutas e atividades lesivas ao meio ambiente;
Lei nº 9.836, de 23 de setembro de 1999 - Institui o Subsistema de Atenção à Saúde Indígena;
Lei nº 9.985, de 18 de julho de 2000 - Institui o Sistema Nacional de Unidades de Conservação da Natureza;
Lei nº 10.835, de 8 de janeiro de 2004 - Institui a renda básica de cidadania;
Lei nº 11.326, de 24 de julho de 2006 - Estabelece as diretrizes para a formulação da Política Nacional da Agricultura Familiar e Empreendimentos Familiares Rurais;
Lei nº 11.340, de 7 de agosto de 2006 - Lei Maria da Penha;
Lei nº 11.346, de 15 de setembro de 2006 - Cria o Sistema Nacional de Segurança Alimentar e Nutricional – SISAN;
Lei nº 11.645, de 10 março de 2008 - Ensino obrigatório de história e cultura Afro-Brasileira e Indígena nas escolas;
Lei nº 11.904, de 14 de janeiro de 2009 – Estatuto de Museus;
Lei nº 11.977, de 7 de julho de 2009 - Dispõe sobre o Programa Minha Casa, Minha Vida – PMCMV;
Lei nº 12.187, de 29 de dezembro de 2009 - Institui a Política Nacional sobre Mudança do Clima - PNMC;
Lei nº 12.188, de 11 de janeiro de 2010 - Institui a Política Nacional de Assistência Técnica e Extensão Rural para a Agricultura Familiar e Reforma Agrária - PNATER;
Lei nº 12.212, de 20 de janeiro de 2010 - Dispõe sobre a Tarifa Social de Energia Elétrica;
Lei nº 12.343, de 2 de dezembro de 2010 – Plano Nacional de Cultura;
Lei nº 12.651, de 25 de maio de 2012 - Dispõe sobre a proteção da vegetação nativa;
Lei nº 12.687, de 18 de julho de 2012 - Torna gratuita a emissão de carteira de identidade;
Lei nº 13.123, de 20 de maio de 2015 – Proteção e acesso ao conhecimento tradicional associado ao patrimônio genético;
Lei nº 13.257, de 8 de março de 2016 - Dispõe sobre as políticas públicas para a primeira infância;
Decreto nº 30.822, de 6 de maio de 1952 - Promulga a Convenção para a Prevenção e a Repressão do Crime de Genocídio;
Decreto nº 91.775, de 15 de outubro de 1985 – Regulamenta a profissão de Museólogo;
Decreto nº 678, de 6 de novembro de 1992 - Promulga a Convenção Americana sobre Direitos Humanos (Pacto de São José da Costa Rica);
Decreto nº 1905, de 16 de maio de 1996 - Promulga a Convenção sobre Zonas Úmidas de Importância Internacional;
Decreto nº 2.519, de 16 de março de 1998 - Promulga a Convenção sobre Diversidade Biológica;
Decreto nº 2.652, de 1º de julho de 1998 - Promulga a Convenção-Quadro das Nações Unidas sobre Mudança do Clima;
Decreto nº 3.551, de 4 de agosto de 2000 - Institui o Registro de Bens Culturais de Natureza Imaterial;
Decreto nº 4.339, de 22 de agosto de 2002 - Institui princípios e diretrizes para a implementação da Política Nacional da Biodiversidade;
Decreto nº 4.412, de 7 de outubro de 2002 - Dispõe sobre a atuação das Forças Armadas e da Polícia Federal nas terras indígenas;
Decreto nº 5.151, de 22 de julho de 2004 - Dispõe sobre cooperação técnica recebida de organismos internacionais e da aprovação e gestão de projetos vinculados;
Decreto nº 5.753, de 12 de abril de 2006 – Convenção para a Salvaguarda do Patrimônio Cultural Imaterial;
Decreto nº 5.758, de 13 de abril de 2006 - Institui o Plano Estratégico Nacional de Áreas Protegidas - PNAP;
Decreto nº 6.040, de 7 de fevereiro de 2007 - Institui a Política Nacional de Desenvolvimento Sustentável dos Povos e Comunidades Tradicionais;
Decreto nº 6.177, de 1º de agosto de 2007 – Convenção sobre a Proteção e Promoção da Diversidade das Expressões Culturais;
Decreto nº 6.861, de 27 de maio de 2009 - institui os Territórios Etnoeducacionais;
Decreto nº 7.037, de 21 de dezembro de 2009 - Aprova o Programa Nacional de Direitos Humanos - PNDH-3;
Decreto nº 7.272, de 25 de agosto de 2010 - Regulamenta a Lei nº 11.346, de 15 de setembro de 2006, que cria o Sistema Nacional de Segurança Alimentar e Nutricional - SISAN;
Decreto nº 7.387, de 9 de dezembro de 2010 - Inventário Nacional da Diversidade Linguística;
Decreto nº 7.583, de 13 de outubro de 2011 - Regulamenta a aplicação da Tarifa Social de Energia Elétrica;
Decreto nº 7.616, de 17 de novembro de 2011 - Declaração de Emergência em Saúde Pública de Importância Nacional - ESPIN;
Decreto nº 7.747, de 5 de junho de 2012 - Institui a Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas – PNGATI;
Decreto nº 8.124, de 18 de outubro de 2013 - Regulamenta a Lei nº 11.904/2009, denominada Estatuto de Museus;
Decreto nº 8.972, de 23 de janeiro de 2017 - Institui a Política Nacional de Recuperação da Vegetação Nativa;
Decreto nº 10.088, de 5 de novembro de 2019 - Convenções e recomendações da OIT;
Decreto nº 11.111, de 29 de junho de 2022 - Amplia a vigência dos Programas Luz para Todos e Mais Luz para a Amazônia.
Decreto nº 11.226, de 7 de outubro de 2022 - Aprova o Estatuto e o Quadro Demonstrativo dos Cargos da Fundação Nacional do Índio - Funai;
Decreto nº 11.405, de 30 de janeiro de 2023 - Medidas para enfrentamento da Emergência em Saúde e de combate ao garimpo ilegal no território Yanomami;
Decreto nº 11.476, de 6 de abril de 2023 - Regulamenta o Programa de Aquisição de Alimentos;
Decreto nº 11.509, de 28 de abril de 2023 - Institui o Conselho Nacional de Política Indigenista;

21HW Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991

Constituição Federal de 1988;
Lei 6001/73 - Estatuto do Índio;
Decreto 7747/12 - Política Nacional de Gestão Territorial e Ambiental de Terras Indígenas;;
Decreto 1775/96 - Procedimento administrativo de demarcação das terras indígenas;
Convenção nº 169 da Organização Internacional do Trabalho - OIT - Povos Indígenas e Tribais;
Decreto n. º 11.702, de 12 de setembro de 2023 - Institui o Comitê Interministerial de Desintrusão de Terras Indígenas;
ADPFs 709/2020, 991/2023, 743/2020 e 760/2020.

LEI ORÇAMENTÁRIA

VOLUME II

CONSOLIDAÇÃO DOS PROGRAMAS DE GOVERNO

Índice

VOLUME II
CONSOLIDAÇÃO DOS PROGRAMAS DE GOVERNO

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 1144 **Agropecuária Sustentável** Valor do Programa Constante da LOA: **18.648.019.234**

Órgão: *22000 Ministério da Agricultura e Pecuária* ***Valor LOA:*** *2.540.951.750*

Ação	Título	Unidade Orçamentária	Valor
0299	Subvenção Econômica nas Aquisições do Governo Federal e na Formação de Estoques Reguladores e Estratégicos - AGF (Lei nº 8.427, de 1992)		**102.348.371**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	102.348.371
0300	Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992)		**92.673.791**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	92.673.791
099F	Concessão de Subvenção Econômica ao Prêmio do Seguro Rural (Lei nº 10.823, de 2003)		**1.017.615.241**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	1.017.615.241
20Y8	Desenvolvimento da Cafeicultura		**7.440.306**
		22906 - *Fundo de Defesa da Economia Cafeeira*	7.440.306
20ZT	Promoção do Agronegócio Brasileiro no Mercado Internacional		**39.422.993**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	39.422.993
20ZU	Redução de Riscos na Atividade Agropecuária		**750.000**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	750.000
20ZV	Fomento ao Setor Agropecuário		**1.206.842.826**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	1.206.842.826
20ZY	Desenvolvimento Sustentável da Cadeia Produtiva do Cacau		**16.681.283**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	16.681.283
214Z	Fomento à Tecnologia Agropecuária e Recursos Genéticos		**894.000**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	894.000
215A	Desenvolvimento das Cadeias Produtivas da Agropecuária		**15.086.003**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	15.086.003
2161	Produção e Divulgação de Informações Meteorológicas e Climatológicas		**22.886.396**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	22.886.396
21B6	Assistência Técnica e Extensão Rural		**102.418**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	102.418
8593	Apoio ao Desenvolvimento da Produção Agropecuária Sustentável		**2.985.707**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	2.985.707
8622	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar		**15.222.415**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	15.222.415

Órgão: *74000 Operações Oficiais de Crédito* ***Valor LOA:*** *16.107.067.484*

Ação	Título	Unidade Orçamentária	Valor
0012	Financiamentos ao Agronegócio Café (Lei nº 8.427, de 1992)		**7.368.712.499**
		74901 - *Recursos sob Supervisão do Fundo de Defesa da Economia Cafeeira/Funcafé - M. Agric. e Pec.*	7.368.712.499
00RW	Subvenção Econômica em Operações de Investimento Rural e Agroindustrial destinadas a Empresas Cerealistas (Lei nº 13.986, de 2020)		**3.428.330**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	3.428.330
0294	Subvenção Econômica nas Operações de Custeio Agropecuário (Lei nº 8.427, de 1992)		**1.931.988.828**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	1.931.988.828
0298	Subvenção Econômica em Operações de Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992)		**12.167.609**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	12.167.609

Programas Finalísticos

Programa: 1144 Agropecuária Sustentável — Valor do Programa Constante da LOA: **18.648.019.234**

Ação	Título	Unidade Orçamentária	Valor
0301	Subvenção Econômica em Operações de Investimento Rural e Agroindustrial (Lei nº 8.427, de 1992)		**6.740.170.218**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	6.740.170.218
0611	Subvenção Econômica para Operações decorrentes do Alongamento de Dívidas Originárias de Crédito Rural (Leis nº 9.138, de 1995, nº 10.437, de 2002 e nº 11.775, de 2008)		**50.600.000**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	50.600.000

Programa: 1149 Reconstrução, Ampliação e Aprofundamento da Participação Social e da Democracia — Valor do Programa Constante da LOA: **132.340.405**

Órgão: *20000 Presidência da República* — ***Valor LOA:*** *132.340.405*

Ação	Título	Unidade Orçamentária	Valor
20D5	Gerenciamento das Relações Institucionais do Governo		**8.586.850**
		20101 - *Presidência da República*	8.586.850
216X	Funcionamento dos Conselhos e Comissões da Presidência da República		**8.041.200**
		20101 - *Presidência da República*	8.041.200
2E24	Gestão e Fomento da Participação e do Diálogo Social		**115.712.355**
		20101 - *Presidência da República*	115.712.355

Programa: 1158 Enfrentamento da Emergência Climática — Valor do Programa Constante da LOA: **42.517.348.528**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* — ***Valor LOA:*** *15.484.538*

Ação	Título	Unidade Orçamentária	Valor
20VA	Apoio a Estudos e Projetos de Pesquisas e Desenvolvimento Relacionados à Mudança do Clima		**2.083.767**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	2.083.767
216W	Pesquisa e Desenvolvimento para Estudos de Tempo, Clima, Observação e Modelagem do Sistema Terrestre		**13.400.771**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	13.400.771

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* — ***Valor LOA:*** *22.680.109*

Ação	Título	Unidade Orçamentária	Valor
20G4	Fomento a Estudos e Projetos para Mitigação e Adaptação à Mudança do Clima		**5.950.000**
		44902 - *Fundo Nacional sobre Mudança do Clima*	5.950.000
20VY	Implementação de Ações de Cidadania e Educação Ambiental		**13.233.671**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	13.233.671
21E4	Implementação e Monitoramento da Política Nacional sobre Mudança do Clima		**3.496.438**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	3.496.438

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *42.479.183.881*

Ação	Título	Unidade Orçamentária	Valor
00J4	Apoio Financeiro Reembolsável mediante Financiamento e outros Instrumentos Financeiros para Projetos de Mitigação e Adaptação à Mudança do Clima		**42.479.183.881**
		74916 - *Recursos sob Supervisão do Fundo Nacional sobre Mudança do Clima/FNMC - MMA*	42.479.183.881

Programa: 1189 Bioeconomia para um Novo Ciclo de Prosperidade — Valor do Programa Constante da LOA: **202.660.892**

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* — ***Valor LOA:*** *202.660.892*

Ação	Título	Unidade Orçamentária	Valor
00UD	Fomento a Projetos de Desenvolvimento Sustentável e Conservação do Meio Ambiente		**26.850.000**
		44901 - *Fundo Nacional de Meio Ambiente - FNMA*	26.850.000
20VP	Apoio à Conservação Ambiental e à Erradicação da Extrema Pobreza - Bolsa Verde		**166.849.453**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	166.849.453
21F1	Desenvolvimento da Bioeconomia		**2.954.352**

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 1189	**Bioeconomia para um Novo Ciclo de Prosperidade**	Valor do Programa Constante da LOA:	**202.660.892**
21F1	Desenvolvimento da Bioeconomia		**2.954.352**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	2.954.352
21F2	Gestão Territorial e Socioambiental de Paisagens Rurais e dos Recursos Naturais em Territórios de Povos e Comunidades Tradicionais e Agricultores Familiares		**6.007.087**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	6.007.087

Programa: 1190	**Qualidade Ambiental nas Cidades e no Campo**	Valor do Programa Constante da LOA:	**26.227.254**
Órgão:	*44000 Ministério do Meio Ambiente e Mudança do Clima*	***Valor LOA:***	*26.227.254*
Ação	Título	Unidade Orçamentária	Valor
10TT	Monitoramento da Recuperação Ambiental da Bacia Carbonífera de Santa Catarina		**350.000**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	350.000
20WH	Controle de Substâncias, Produtos, Resíduos, Emissões e Atividades Potencialmente Poluidoras e Utilizadoras de Recursos Ambientais		**2.700.000**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	2.700.000
21A9	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo		**17.677.254**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	17.677.254
6925	Licenciamento Ambiental Federal		**5.500.000**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	5.500.000

Programa: 1191	**Agricultura Familiar e Agroecologia**	Valor do Programa Constante da LOA:	**10.699.274.235**
Órgão:	*49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar*	***Valor LOA:***	*1.012.033.038*
Ação	Título	Unidade Orçamentária	Valor
00GW	Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos da Agricultura Familiar (Lei nº 8.427, de 1992)		**41.703.207**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	41.703.207
0359	Contribuição ao Fundo Garantia-Safra (Lei nº 10.420, de 2002)		**468.040.642**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	468.040.642
210V	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia		**103.207.788**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	103.207.788
210W	Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais		**47.031.564**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	47.031.564
210X	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural		**94.088.405**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	94.088.405
21B6	Assistência Técnica e Extensão Rural		**245.785.630**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	245.785.630
21GB	Apoio e Fortalecimento ao Etnodesenvolvimento e Acesso à Terra e ao Território dos Povos e Comunidades Tradicionais e Quilombolas		**10.322.326**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	10.322.326
21GC	Fortalecimento da Agricultura Familiar Brasileira no Cenário Internacional		**1.853.476**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	1.853.476
Órgão:	*74000 Operações Oficiais de Crédito*	***Valor LOA:***	*9.687.241.197*
Ação	Título	Unidade Orçamentária	Valor

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 1191 **Agricultura Familiar e Agroecologia** — Valor do Programa Constante da LOA: **10.699.274.235**

Ação	Título	Unidade Orçamentária		Valor
0281	Subvenção Econômica em Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 8.427, de 1992)			**9.687.241.197**
		74101 -	*Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	9.687.241.197

Programa: 1617 **Demarcação e Gestão dos Territórios Indígenas para o Bem Viver, a Sustentabilidade e o Enfrentamento da Emergência Climática** — Valor do Programa Constante da LOA: **448.884.562**

Órgão: *84000 Ministério dos Povos Indígenas* — ***Valor LOA:*** *448.884.562*

Ação	Título	Unidade Orçamentária		Valor
20UF	Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas			**121.346.078**
		84101 -	*Ministério dos Povos Indígenas - Administração Direta*	17.410.596
		84201 -	*Fundação Nacional dos Povos Indígenas - FUNAI*	103.935.482
21HW	Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991			**303.970.034**
		84101 -	*Ministério dos Povos Indígenas - Administração Direta*	88.531.508
		84201 -	*Fundação Nacional dos Povos Indígenas - FUNAI*	215.438.526
21IL	Aldeia Produtiva			**23.568.450**
		84101 -	*Ministério dos Povos Indígenas - Administração Direta*	23.568.450

Programa: 2224 **Planejamento e Orçamento para o Desenvolvimento Sustentável e Inclusivo** — Valor do Programa Constante da LOA: **852.821.191**

Órgão: *47000 Ministério do Planejamento e Orçamento* — ***Valor LOA:*** *852.821.191*

Ação	Título	Unidade Orçamentária		Valor
00M6	Concessão de Bolsas para Pesquisa Econômica			**7.413.904**
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	7.413.904
20U6	Pesquisas e Estudos Estatísticos e Geocientíficos			**134.720.533**
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	134.720.533
20U7	Censos Demográfico, Agropecuário e Geográfico			**677.449.537**
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	677.449.537
21FK	Aprimoramento de Planejamento Nacional, Orçamento Federal, Avaliação de Políticas Públicas e de Revisão de Gastos e de Articulação			**6.689.891**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	6.689.891
4727	Diagnósticos, Prospecções e Estratégias do Desenvolvimento Brasileiro			**12.638.327**
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	12.638.327
8861	Sustentação da Tecnologia da Informação do Sistema de Planejamento Nacional e do Orçamento Federal			**13.908.999**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	13.908.999

Programa: 2301 **Transformação do Estado para a Cidadania e o Desenvolvimento** — Valor do Programa Constante da LOA: **369.119.151**

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* — ***Valor LOA:*** *369.119.151*

Ação	Título	Unidade Orçamentária		Valor
20U1	Aperfeiçoamento da Gestão Pública			**12.722.997**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	12.722.997
20U4	Governança do Patrimônio Imobiliário da União			**61.331.000**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	61.331.000
217Z	Gestão dos Sistemas da Carteira de Identidade Nacional - CIN, da Certificação Digital da infraestrutura de Chaves Públicas e da Assinatura Gov.BR			**27.855.402**
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	27.855.402
21CQ	Gestão do Governo Digital			**166.812.823**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	166.812.823
21FJ	Gestão do Cadastro Ambiental Rural (CAR)			**19.212.792**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	19.212.792

Programa: 2301 Transformação do Estado para a Cidadania e o Desenvolvimento — Valor do Programa Constante da LOA: **369.119.151**

Ação	Título	Unidade Orçamentária	Valor
21H5	Sustentação Tecnológica de Identificação do Cidadão		**45.964.987**
		46101 - *Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	45.964.987
2810	Promoção do Acesso ao Patrimônio Arquivístico		**28.930.394**
		46101 - *Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	28.930.394
4743	Coordenação e Governança das Empresas Estatais Federais		**4.891.756**
		46101 - *Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	4.891.756
8690	Fiscalização e Controle do Uso e Ocupação de Imóveis da União		**1.397.000**
		46101 - *Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	1.397.000

Programa: 2302 Defesa Agropecuária — Valor do Programa Constante da LOA: **245.577.677**

Órgão: *22000 Ministério da Agricultura e Pecuária* — ***Valor LOA:*** *245.577.677*

Ação	Título	Unidade Orçamentária	Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados		**426.000**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	426.000
162R	Construção da Sede do Centro Nacional de Cães de Detecção		**5.278.375**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	5.278.375
214W	Modernização e Fortalecimento da Defesa Agropecuária		**182.662.952**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	182.662.952
214X	Vigilância e Inspeção das Operações de Comércio Exterior de Mercadorias, Bens e Materiais de Interesse Agropecuário		**11.706.952**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	11.706.952
214Y	Fortalecimento do Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA		**42.723.184**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	42.723.184
8606	Apoio ao Desenvolvimento e Controle da Agricultura Orgânica - Pró-Orgânico		**2.780.214**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	2.780.214

Programa: 2303 Pesquisa e Inovação Agropecuária — Valor do Programa Constante da LOA: **603.490.208**

Órgão: *22000 Ministério da Agricultura e Pecuária* — ***Valor LOA:*** *603.490.208*

Ação	Título	Unidade Orçamentária	Valor
20Y6	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária		**390.895.643**
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	390.895.643
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**7.676.756**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	985.707
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	6.691.049
215C	Manutenção e Modernização da Infraestrutura Física das Unidades da Embrapa		**204.917.809**
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	204.917.809

Programa: 2304 Ciência, Tecnologia e Inovação para o Desenvolvimento Social — Valor do Programa Constante da LOA: **147.816.479**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* — ***Valor LOA:*** *147.816.479*

Ação	Título	Unidade Orçamentária	Valor
20UP	Apoio a Projetos de Tecnologia Social e Assistiva		**101.387.307**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	101.387.307
6702	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica		**46.429.172**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	40.406.696
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	6.022.476

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 2305 **Comunicações para Inclusão e Transformação** Valor do Programa Constante da LOA: **2.456.176.352**

Órgão: *41000 Ministério das Comunicações* ***Valor LOA:*** *366.811.403*

Ação	Título	Unidade Orçamentária	Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados		**150.000**
		41101 - *Ministério das Comunicações - Administração Direta*	150.000
00TS	Política Produtiva e Inovação Tecnológica		**30.000.000**
		41903 - *Fundo para o Desenvolvimento Tecnológico das Telecomunicações - FUNTTEL*	30.000.000
00TY	Subvenção Econômica a Projetos de Expansão, de Uso e de Melhoria das Redes e dos Serviços de Telecomunicações (Lei nº 9.998, de 2000)		**30.000.000**
		41902 - *Fundo de Universalização dos Serviços de Telecomunicações - FUST*	30.000.000
15UK	Implementação de Projetos de Cidades Conectadas, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)		**250.000**
		41101 - *Ministério das Comunicações - Administração Direta*	250.000
15UL	Implantação de Infraestrutura para os Projetos Norte e Nordeste Conectados, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)		**250.000**
		41101 - *Ministério das Comunicações - Administração Direta*	250.000
162P	Implementação de Cidades Conectadas		**13.901.069**
		41101 - *Ministério das Comunicações - Administração Direta*	13.901.069
162Q	Implantação de Infraestrutura de Comunicações		**21.601.309**
		41101 - *Ministério das Comunicações - Administração Direta*	21.601.309
20V8	Apoio a Iniciativas e Projetos de Inclusão Digital		**152.842.689**
		41101 - *Ministério das Comunicações - Administração Direta*	152.842.689
20ZD	Regulação dos Serviços de Telecomunicações		**19.395.872**
		41231 - *Agência Nacional de Telecomunicações - ANATEL*	19.395.872
20ZQ	Estudos, Pesquisas e Produção de Indicadores na Área das Comunicações		**1.390.108**
		41101 - *Ministério das Comunicações - Administração Direta*	1.390.108
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**500.000**
		41101 - *Ministério das Comunicações - Administração Direta*	500.000
21AE	Evolução e Expansão dos Serviços de Radiodifusão		**44.483.421**
		41101 - *Ministério das Comunicações - Administração Direta*	44.483.421
21FP	Promoção de Acesso Gratuito à Internet (Programa Internet Brasil - Lei nº 14.351, de 25 de maio de 2022)		**500.000**
		41101 - *Ministério das Comunicações - Administração Direta*	500.000
2424	Fiscalização Regulatória		**38.287.935**
		41231 - *Agência Nacional de Telecomunicações - ANATEL*	38.287.935
2B68	Relações com os Usuários de Serviços de Telecomunicações		**13.259.000**
		41231 - *Agência Nacional de Telecomunicações - ANATEL*	13.259.000

Órgão: *74000 Operações Oficiais de Crédito* ***Valor LOA:*** *2.089.364.949*

Ação	Título	Unidade Orçamentária	Valor
00TT	Financiamento a Projetos de Expansão, Uso e Melhoria da Qualidade das Redes e dos Serviços de Telecomunicações		**1.171.308.428**
		74920 - *Recursos sob Supervisão do Fundo de Universalização dos Serviços de Telecomunicações - FUST – M. Comunicações*	1.171.308.428
00V1	Ampliação do Acesso ao Crédito para Investimentos em Redes de Telecomunicações (Programa Acessa Crédito Telecom)		**548.952.600**
		74920 - *Recursos sob Supervisão do Fundo de Universalização dos Serviços de Telecomunicações - FUST – M. Comunicações*	548.952.600

Programa: 2305 **Comunicações para Inclusão e Transformação** Valor do Programa Constante da LOA: **2.456.176.352**

0505	Financiamento a Projetos de Desenvolvimento de Tecnologias nas Telecomunicações			**369.103.921**
		74905 -	*Recursos sob Sup. do Fundo p/ Desenv.Tecnol. das Telecomunic./FUNTTEL-M.Comunicações*	369.103.921

Programa: 2306 **Política Nuclear** Valor do Programa Constante da LOA: **767.468.539**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *696.003.038*

Ação	Título	Unidade Orçamentária		Valor
12P1	Implantação do Reator Multipropósito Brasileiro			**400.950.536**
		24204 -	*Comissão Nacional de Energia Nuclear*	6.950.536
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	394.000.000
13CM	Implantação do Centro Tecnológico Nuclear e Ambiental - CENTENA			**4.017.942**
		24204 -	*Comissão Nacional de Energia Nuclear*	4.017.942
13CN	Implantação do Laboratório de Fusão Nuclear			**180.000**
		24204 -	*Comissão Nacional de Energia Nuclear*	180.000
20UX	Desenvolvimento da Ciência e da Tecnologia Nucleares			**97.887.691**
		24204 -	*Comissão Nacional de Energia Nuclear*	97.887.691
215N	Prestação de Serviços Tecnológicos e Inovadores			**1.105.707**
		24204 -	*Comissão Nacional de Energia Nuclear*	1.105.707
218E	Armazenamento de Rejeitos Radiativos e Proteção Radiológica			**2.681.499**
		24204 -	*Comissão Nacional de Energia Nuclear*	2.681.499
2478	Produção e Fornecimento de Radiofármacos no País			**178.058.808**
		24204 -	*Comissão Nacional de Energia Nuclear*	178.058.808
2B32	Formação Especializada para o Setor Nuclear			**11.120.855**
		24204 -	*Comissão Nacional de Energia Nuclear*	11.120.855

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *71.465.501*

Ação	Título	Unidade Orçamentária		Valor
20V1	Fabricação de Equipamentos Pesados para as Indústrias Nuclear e de Alta Tecnologia			**47.694.244**
		32398 -	*Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	47.694.244
21E0	Suporte à Fiscalização em Instalações sob Controle Regulatório, nas Áreas de Proteção Radiológica Ambiental, Ocupacional e do Paciente			**11.544.660**
		32401 -	*Autoridade Nacional de Segurança Nuclear - ANSN*	11.544.660
21E1	Segurança de Instalações Nucleares e Controle de Material Nuclear			**5.028.383**
		32401 -	*Autoridade Nacional de Segurança Nuclear - ANSN*	5.028.383
21E2	Segurança de Instalações Radiativas, Instalações Minero-Industriais, Depósito de Rejeitos e Transporte e Controle de Minérios e Minerais de Interesse			**7.198.214**
		32401 -	*Autoridade Nacional de Segurança Nuclear - ANSN*	7.198.214

Programa: 2307 **Programa Espacial Brasileiro** Valor do Programa Constante da LOA: **105.052.383**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *105.052.383*

Ação	Título	Unidade Orçamentária		Valor
20VB	Pesquisa, Desenvolvimento Tecnológico e Formação de Capital Humano para o Setor Espacial			**9.043.144**
		24205 -	*Agência Espacial Brasileira*	9.043.144
21AG	Desenvolvimento de Missões e Aplicações Espaciais			**39.404.026**
		24205 -	*Agência Espacial Brasileira*	39.404.026
21AH	Governança, Estudos Estratégicos e Regulação de Atividades Espaciais			**1.407.690**
		24205 -	*Agência Espacial Brasileira*	1.407.690
21AI	Funcionamento e Atualização de Infraestruturas e Aplicações Espaciais			**28.821.551**
		24205 -	*Agência Espacial Brasileira*	28.821.551
21F9	Desenvolvimento da Capacidade Nacional de Acesso ao Espaço			**3.721.605**

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 2307 **Programa Espacial Brasileiro** Valor do Programa Constante da LOA: **105.052.383**

21F9	Desenvolvimento da Capacidade Nacional de Acesso ao Espaço			**3.721.605**
		24205 -	*Agência Espacial Brasileira*	3.721.605
2357	Fomento a Projetos Institucionais para Pesquisa no Setor Espacial (CT-Espacial)			**15.906.257**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	15.906.257
7F40	Implantação do Centro Espacial de Alcântara - CEA			**6.748.110**
		24205 -	*Agência Espacial Brasileira*	6.748.110

Programa: 2308 **Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI** Valor do Programa Constante da LOA: **7.196.477.263**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *7.196.477.263*

Ação	Título	Unidade Orçamentária		Valor
00LV	Formação, Capacitação e Fixação de Recursos Humanos para o Desenvolvimento Científico			**1.034.636.560**
		24201 -	*Conselho Nacional de Desenvolvimento Científico e Tecnológico*	1.034.636.560
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**155.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	155.000
13CL	Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)			**223.500.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	500.000
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	223.000.000
14XT	Expansão das Instalações Física e Laboratorial do LNNano, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)			**500.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	500.000
154K	Construção da Infraestrutura do Instituto Nacional do Semiárido - INSA			**600.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	600.000
15P6	Ampliação e Modernização da Infraestrutura para o Estudo da Biodiversidade, Inovação Tecnológica e Sustentabilidade dos Ecossistemas Amazônicos frente às Mudanças Globais			**4.000.386**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	4.000.386
163O	Novo Plano de Aceleração do Crescimento – por Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)			**200.000.000**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	200.000.000
200D	Participação Brasileira em Telescópios Internacionais			**10.155.195**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	10.155.195
2095	Fomento a Projetos de Implantação, Recuperação e Modernização da Infraestrutura de Pesquisa das Instituições Públicas (CT-Infra)			**2.207.075.635**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	2.207.075.635
20I4	Fomento a Pesquisa e Desenvolvimento em Áreas Básicas e Estratégicas			**1.328.163.794**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	1.328.163.794
20UI	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas Espaciais - INPE			**4.017.883**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	4.017.883
20UJ	Ciência, Tecnologia e Inovação no Instituto Nacional do Semiárido - INSA			**1.000.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.000.000
20UK	Ciência, Tecnologia e Inovação no Observatório Nacional - ON			**6.255.484**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	6.255.484
20UL	Ciência, Tecnologia e Inovação no Centro de Tecnologia da Informação Renato Archer - CTI			**1.711.559**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.711.559
20UM	Ciência, Tecnologia e Inovação no Centro Brasileiro de Pesquisas Físicas - CBPF			**1.163.912**

Programa: 2308	**Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI**	Valor do Programa Constante da LOA:		**7.196.477.263**
20UM	Ciência, Tecnologia e Inovação no Centro Brasileiro de Pesquisas Físicas - CBPF			**1.163.912**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.163.912
20UN	Ciência, Tecnologia e Inovação no Instituto Nacional de Tecnologia - INT			**5.016.882**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	5.016.882
20UO	Pesquisa, Desenvolvimento Tecnológico e Inovação no Museu de Astronomia e Ciências Afins - MAST			**1.793.412**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.793.412
20UR	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas da Amazônia - INPA			**8.915.305**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	8.915.305
20US	Fomento a Projetos de Pesquisa e Desenvolvimento Científico			**152.001.974**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	12.475.906
		24201 -	*Conselho Nacional de Desenvolvimento Científico e Tecnológico*	139.526.068
20V7	Pesquisa, Desenvolvimento Científico, Difusão do Conhecimento e Popularização da Ciência nas Unidades de Pesquisa do MCTI			**20.968.296**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	20.968.296
2119	Fomento a Projetos Institucionais para Pesquisa no Setor Mineral (CT-Mineral)			**16.469.952**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	16.469.952
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)			**133.530.646**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	133.530.646
215L	Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico			**27.655.477**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	27.655.477
217J	Atuação de Órgãos Colegiados Integrantes da Estrutura do MCTI			**1.530.117**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.530.117
2189	Fomento a Projetos Institucionais para Pesquisa no Setor de Energia Elétrica (CT-Energ)			**25.569.648**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	25.569.648
218D	Ciência, Tecnologia e Inovação no Instituto Nacional da Mata Atlântica - INMA			**949.947**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	949.947
2191	Fomento a Projetos Institucionais para Pesquisa no Setor de Transportes Terrestres e Hidroviários (CT-Transporte)			**633.145**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	633.145
21F7	Pesquisa, Desenvolvimento Tecnológico e Inovação no Centro Nacional de Monitoramento e Alertas de Desastres Naturais - CEMADEN			**608.114**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	608.114
21F8	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisa do Pantanal - INPP			**3.140.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	3.140.000
21IF	Cooperação Regional em Ciência, Tecnologia e Inovação com a América Latina e o Caribe			**1.390.108**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.390.108
21IG	Apoio a Projetos de Pesquisa, Desenvolvimento e Inovação Desenvolvidos pelas Organizações Sociais com Contrato de Gestão com o MCTI (Lei nº 11.540 de 12 de novembro de 2007)			**169.250.000**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	169.250.000
2223	Fomento a Projetos Institucionais para Pesquisa no Setor de Recursos Hídricos (CT-Hidro)			**35.818.084**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	35.818.084
2495	Controle de Bens Sensíveis			**1.297.434**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.297.434

Programa: 2308	**Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI**	Valor do Programa Constante da LOA:	**7.196.477.263**
2997	Fomento a Projetos Institucionais para Pesquisa no Setor de Saúde (CT-Saúde)		**324.727.112**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	324.727.112
2C67	Pesquisa e Desenvolvimento no Centro de Tecnologias Estratégicas do Nordeste - CETENE		**1.900.000**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.900.000
4031	Fomento a Projetos Institucionais para Pesquisa no Setor de Biotecnologia (CT-Biotecnologia)		**76.285.901**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	76.285.901
4043	Fomento a Projetos Institucionais para Pesquisa no Setor de Agronegócio (CT-Agronegócio)		**218.531.576**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	218.531.576
4053	Fomento a Projetos Institucionais para Pesquisa no Setor Aeronáutico (CT-Aeronáutico)		**69.925.033**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	69.925.033
4125	Pesquisa Científica, Desenvolvimento Tecnológico e Inovação sobre a Bio, Geo e Sociodiversidade da Amazônia no Museu Paraense Emílio Goeldi - MPEG		**9.659.221**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	9.659.221
4126	Pesquisa e Desenvolvimento em Astrofísica e Astronomia no Laboratório Nacional de Astrofísica - LNA		**2.249.377**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	2.249.377
4128	Pesquisa e Desenvolvimento no Centro de Tecnologia Mineral - CETEM		**2.464.238**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	2.464.238
4132	Pesquisa e Desenvolvimento no Instituto Brasileiro de Informação em Ciência e Tecnologia - IBICT		**958.208**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	958.208
4139	Pesquisa e Desenvolvimento no Laboratório Nacional de Computação Científica - LNCC		**10.387.385**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	10.387.385
4156	Fomento a Projetos Institucionais para Pesquisa no Setor de Petróleo e Gás Natural (CT-Petro)		**52.664.562**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	52.664.562
4185	Fomento a Projetos Institucionais para Pesquisa no Setor de Tecnologia da Informação (CT-Info)		**20.526.658**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	20.526.658
4208	Sistema Integrado de Informações em Ciência e Tecnologia (Plataforma Lattes)		**8.206.952**
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	8.206.952
4210	Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação		**11.682.506**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	10.696.799
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	985.707
4947	Fomento a Projetos Institucionais de Ciência e Tecnologia		**701.272.430**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	701.272.430
4949	Fomento a Projetos Institucionais para Pesquisa na Região Amazônica (CT-Amazônia)		**3.998.330**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	3.998.330
6147	Cooperação Internacional em Ciência, Tecnologia e Inovação		**8.631.304**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	5.851.090
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	2.780.214
8563	Fomento a Projetos Institucionais para Pesquisa no Setor de Transporte Aquaviário e de Construção Naval (CT-Aquaviário)		**42.932.521**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	42.932.521

Programa: 2310 **Promoção do Trabalho Decente, Emprego e Renda** Valor do Programa Constante da LOA: **97.504.765.018**

Órgão: *40000 Ministério do Trabalho e Emprego* ***Valor LOA:*** *97.504.765.018*

Ação	Título	Unidade Orçamentária		Valor
00H4	Seguro Desemprego			**63.419.666.850**
		40901 -	*Fundo de Amparo ao Trabalhador*	63.419.666.850
0581	Abono Salarial			**33.554.831.804**
		40901 -	*Fundo de Amparo ao Trabalhador*	33.554.831.804
0A26	Concessão de Auxílio-Financeiro			**4.294.533**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	4.294.533
20JT	Gestão do Sistema Nacional de Emprego - Sine			**51.786.105**
		40901 -	*Fundo de Amparo ao Trabalhador*	51.786.105
20YU	Fiscalização de Obrigações Trabalhistas e Inspeção em Segurança e Saúde no Trabalho			**32.648.000**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	32.648.000
20YV	Democratização das Relações de Trabalho			**930.788**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	930.788
20YW	Produção e Difusão de Conhecimentos Técnico-científicos que Contribuam para a Promoção da Segurança e Saúde dos Trabalhadores e Trabalhadoras e que Subsidiem Políticas Públicas no Campo do Trabalho Digno			**1.728.680**
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	1.728.680
20YY	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda			**8.346.522**
		40901 -	*Fundo de Amparo ao Trabalhador*	8.346.522
20Z1	Qualificação Social e Profissional de Trabalhadores			**106.166.631**
		40901 -	*Fundo de Amparo ao Trabalhador*	106.166.631
21AZ	Sistema de Escrituração Digital das Obrigações Fiscais, Previdenciárias e Trabalhistas - eSocial			**143.854.937**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	143.854.937
21FU	Gestão e Apoio Operacional ao Fundo de Amparo ao Trabalhador - FAT			**19.184.759**
		40901 -	*Fundo de Amparo ao Trabalhador*	19.184.759
21IJ	Fortalecimento dos Conselhos do Trabalho, Emprego e Renda			**2.628.335**
		40901 -	*Fundo de Amparo ao Trabalhador*	2.628.335
2A95	Inclusão Produtiva das Juventudes			**9.667.431**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	9.667.431
2B12	Fomento à Inclusão Produtiva			**8.505.158**
		40901 -	*Fundo de Amparo ao Trabalhador*	8.505.158
4245	Classificação Brasileira de Ocupações - CBO			**690.703**
		40901 -	*Fundo de Amparo ao Trabalhador*	690.703
4741	Cadastros Públicos e Sistemas de Integração das Ações de Trabalho e Emprego			**139.833.782**
		40901 -	*Fundo de Amparo ao Trabalhador*	139.833.782

Programa: 2314 **Previdência Social: Promoção, Garantia de Direitos e Cidadania** Valor do Programa Constante da LOA: **1.075.588.069.640**

Órgão: *33000 Ministério da Previdência Social* ***Valor LOA:*** *1.075.588.069.640*

Ação	Título	Unidade Orçamentária		Valor
009W	Compensação Previdenciária			**7.880.450.962**
		33904 -	*Fundo do Regime Geral de Previdência Social*	7.880.450.962
00SJ	Benefícios Previdenciários			**1.065.720.991.305**
		33904 -	*Fundo do Regime Geral de Previdência Social*	1.065.720.991.305
20GN	Educação Previdenciária e Financeira			**400.000**
		33201 -	*Instituto Nacional do Seguro Social*	400.000

Programa: 2314 Previdência Social: Promoção, Garantia de Direitos e Cidadania — Valor do Programa Constante da LOA: **1.075.588.069.640**

Ação	Título	Unidade Orçamentária	Valor
212S	Desenvolvimento, Sustentabilidade e Fomento dos Regimes de Previdência		**4.099.452**
		33101 - *Ministério da Previdência Social - Administração Direta*	4.099.452
21FT	Atendimento da Clientela Previdenciária		**1.413.791.371**
		33201 - *Instituto Nacional do Seguro Social*	1.413.791.371
2292	Serviço de Processamento de Dados de Benefícios Previdenciários		**448.812.991**
		33201 - *Instituto Nacional do Seguro Social*	448.812.991
2294	Defesa Judicial da Previdência Social Básica		**200.000**
		33201 - *Instituto Nacional do Seguro Social*	200.000
2562	Auditoria Interna, Processos Correicionais e Tomada de Contas Especial		**2.930.000**
		33201 - *Instituto Nacional do Seguro Social*	2.930.000
2578	Serviço de Perícia Médica		**6.079.041**
		33101 - *Ministério da Previdência Social - Administração Direta*	6.079.041
2585	Serviço de Reabilitação Profissional		**50.000.000**
		33201 - *Instituto Nacional do Seguro Social*	50.000.000
2591	Reconhecimento de Direitos de Benefícios Previdenciários		**60.000.000**
		33201 - *Instituto Nacional do Seguro Social*	60.000.000
2592	Autorização, Monitoramento e Fiscalização das Entidades Fechadas de Previdência Complementar		**314.518**
		33206 - *Superintendência Nacional de Previdência Complementar*	314.518

Programa: 2315 Política Econômica para o Crescimento e Desenvolvimento Socioeconômico Sustentável e Inclusivo — Valor do Programa Constante da LOA: **624.154.792**

Órgão: *25000 Ministério da Fazenda* — ***Valor LOA:*** *624.154.792*

Ação	Título	Unidade Orçamentária	Valor
166O	Implantação das Soluções Tecnológicas Decorrentes da Reforma Tributária		**411.043.307**
		25101 - *Ministério da Fazenda - Administração Direta*	411.043.307
20VH	Supervisão, Regulação e Orientação dos Mercados de Seguros, Resseguros, Capitalização e Previdência Complementar Aberta		**619.748**
		25208 - *Superintendência de Seguros Privados*	619.748
20Z6	Gestão de Políticas Econômicas e Fiscais		**15.543.604**
		25101 - *Ministério da Fazenda - Administração Direta*	15.543.604
20Z7	Gestão de Sistemas Informatizados de Administração Financeira e Contábil		**176.080.201**
		25101 - *Ministério da Fazenda - Administração Direta*	176.080.201
210J	Supervisão do Mercado de Valores Mobiliários		**19.867.932**
		25203 - *Comissão de Valores Mobiliários*	19.867.932
21IB	Regulação e Fiscalização das Apostas e Loterias		**1.000.000**
		25101 - *Ministério da Fazenda - Administração Direta*	1.000.000

Programa: 2316 Relações Internacionais e Assistência a Brasileiras e Brasileiros no Exterior — Valor do Programa Constante da LOA: **1.336.344.600**

Órgão: *35000 Ministério das Relações Exteriores* — ***Valor LOA:*** *1.336.344.600*

Ação	Título	Unidade Orçamentária	Valor
00CB	Concessão de Bolsas de Estudo a Alunos Estrangeiros, no Sistema Educacional Brasileiro		**1.575.455**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	1.575.455
00CC	Concessão de Bolsas de Estudo a Pessoas Negras (Pretas e Pardas) Candidatas à Carreira Diplomática		**510.000**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	510.000
00WK	Concessão de Bolsas de Estudo a Mulheres de Baixa Renda Candidatas à Carreira Diplomática		**60.000**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	60.000

Programa: 2316 Relações Internacionais e Assistência a Brasileiras e Brasileiros no Exterior — Valor do Programa Constante da LOA: **1.336.344.600**

00WL	Concessão de Bolsas de Estudo a Pessoas Indígenas Candidatas à Carreira Diplomática			**60.000**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	60.000
00X2	Concessão de Bolsas de Estudo a Pessoas com Deficiência Candidatas à Carreira Diplomática			**60.000**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	60.000
169A	Aquisição de Imóvel para Instalação da Chancelaria da Embaixada do Brasil em São Tomé, São Tomé e Príncipe			**7.413.904**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	7.413.904
20I5	Serviços Consulares e de Assistência a Brasileiros no Exterior			**45.950.986**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	45.950.986
20WW	Relações e Negociações Bilaterais			**1.053.726.591**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	1.053.726.591
20WX	Relações e Negociações Multilaterais			**103.815.212**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	103.815.212
20WY	Difusão Cultural e Divulgação do Brasil no Exterior			**60.906.347**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	60.906.347
20WZ	Promoção Comercial e de Investimentos			**8.445.597**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	8.445.597
20X0	Cooperação Humanitária Internacional e Participação da Sociedade Civil			**17.076.884**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	17.076.884
2367	Análise e Divulgação da Política Externa Brasileira, de Relações Internacionais e da História Diplomática do Brasil			**5.582.877**
		35201 -	*Fundação Alexandre de Gusmão*	5.582.877
2532	Cooperação com Países de Língua Portuguesa e Países Membros de Organismos Regionais Africanos			**820.000**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	820.000
2533	Cooperação Técnica Internacional			**19.034.759**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	19.034.759
2534	Formação e Aperfeiçoamento de Diplomatas			**3.525.268**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	3.525.268
2536	Demarcação de Fronteiras			**1.939.396**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	1.939.396
6105	Relações e Negociações no âmbito do Sistema de Solução de Controvérsias da Organização Mundial do Comércio (OMC)			**1.471.002**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	1.471.002
8495	Realização de Eventos Internacionais Oficiais			**4.370.322**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	4.370.322

Programa: 2317 Desenvolvimento Regional e Ordenamento Territorial — Valor do Programa Constante da LOA: **9.342.701.769**

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* — ***Valor LOA:*** *6.348.816.854*

Ação	Título	Unidade Orçamentária		Valor
00SX	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado			**4.748.816.995**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	3.719.443.755
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	893.835.669
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	2.500.000
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	52.171.618
		53207 -	*Superintendência do Desenvolvimento do*	80.865.953

Programa: 2317 **Desenvolvimento Regional e Ordenamento Territorial** Valor do Programa Constante da LOA: **9.342.701.769**

00SX	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado			**4.748.816.995**
			Centro-Oeste - SUDECO	
00TF	Apoio à Implantação de Infraestrutura Produtiva e Complementar em Territórios de Fronteira (incluindo Amazônia Azul)			**100.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	100.000
00VH	Apoio a Projetos para Desenvolvimento Regional			**104.702.289**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	104.702.289
00WQ	Apoio à Implantação de Infraestrutura Produtiva e Complementar na RIDE/DF na área de atuação da Sudeco			**50.000**
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	50.000
1211	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte			**1.445.656.540**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	1.445.656.540
20WQ	Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial			**18.501.510**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	2.890.108
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	3.500.000
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	5.558.488
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	6.552.914
212M	Apoio e Estruturação de Projetos Aquícolas na Área de Atuação da Codevasf			**150.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	150.000
214S	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)			**14.677.666**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	7.291.959
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.450.000
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	4.985.707
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	950.000
21HR	Regularização Ambiental e Fundiária			**500.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	500.000
2819	Funcionamento de Estações e Centros de Pesquisa em Aquicultura			**7.876.147**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	5.683.878
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	2.192.269
4542	Fomento à Pesquisa, Tecnologia e Inovação para o Desenvolvimento Sustentável da Biodiversidade Amazônica			**4.985.707**
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	4.985.707
4640	Capacitação de Recursos Humanos para a Competitividade com Vistas ao Desenvolvimento Regional			**400.000**
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	400.000
4786	Capacitação e Monitoramento da População Rural (Projeto Amanhã)			**200.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	200.000
8340	Inovação para o Desenvolvimento Regional			**1.400.000**
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	1.400.000
8917	Fortalecimento das Administrações Locais			**800.000**
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	800.000

Programa: 2317 **Desenvolvimento Regional e Ordenamento Territorial** Valor do Programa Constante da LOA: **9.342.701.769**

Órgão: *74000 Operações Oficiais de Crédito* ***Valor LOA:*** *2.993.884.915*

Ação	Título	Unidade Orçamentária		Valor
0353	Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento da Amazônia - FDA (Lei Complementar nº 124, de 3 de janeiro de 2007)			**1.269.070.666**
		74917 -	*Recursos sob Supervisão do Fundo de Desenvolvimento da Amazônia/FDA - MDR*	1.269.070.666
0355	Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Nordeste - FDNE (Lei Complementar nº 125, de 3 de janeiro de 2007)			**1.133.932.378**
		74918 -	*Recursos sob Supervisão do Fundo de Desenvolvimento do Nordeste/FDNE - MDR*	1.133.932.378
0E83	Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009)			**590.681.871**
		74919 -	*Recursos sob Supervisão do Fundo de Desenvolvimento do Centro-Oeste/FDCO - MDR*	590.681.871
2F03	Apoio de atividades em pesquisa, desenvolvimento e tecnologia de interesse do desenvolvimento regional no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009)			**200.000**
		74919 -	*Recursos sob Supervisão do Fundo de Desenvolvimento do Centro-Oeste/FDCO - MDR*	200.000

Programa: 2318 **Gestão de Riscos e de Desastres** Valor do Programa Constante da LOA: **1.546.009.660**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *17.790.289*

Ação	Título	Unidade Orçamentária		Valor
20GB	Monitoramento e Alerta de Desastres Naturais - CEMADEN			**17.790.289**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	17.790.289

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *10.000.000*

Ação	Título	Unidade Orçamentária		Valor
21HC	Mapeamentos, Monitoramentos e Alertas voltados à Prevenção de Desastres - Novo PAC			**10.000.000**
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	10.000.000

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* ***Valor LOA:*** *746.919.291*

Ação	Título	Unidade Orçamentária		Valor
00T5	Apoio à Realização de Estudos, Projetos e Obras dos Entes Federados para Contenção ou Amortecimento de Cheias e Inundações e para Contenção de Erosões Marinhas e Fluviais			**77.482.616**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	77.482.616
21HP	Apoio à execução de estudos, planos, projetos e obras de prevenção e proteção à erosão costeira em áreas urbanizadas			**1.853.476**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	1.853.476
21HQ	Aquisição de equipamentos para ações de proteção e defesa civil para a estruturação do órgão coordenador do Sistema Federal de Proteção e Defesa Civil			**800.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	800.000
22BO	Ações de Proteção e Defesa Civil			**650.117.877**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	650.117.877
8172	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec			**15.465.222**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	15.465.222
8348	Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres			**1.200.100**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	1.200.100

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 2318 **Gestão de Riscos e de Desastres**

Valor do Programa Constante da LOA: **1.546.009.660**

Órgão: *56000 Ministério das Cidades* — **Valor LOA:** *585.095.429*

Ação	Título	Unidade Orçamentária	Valor
00TK	Apoio a Sistemas de Drenagem Urbana Sustentável e de Manejo de Águas Pluviais em Municípios Críticos Sujeitos a Eventos Recorrentes de Inundações, Enxurradas e Alagamentos		**404.380.538**
		56101 - *Ministério das Cidades - Administração Direta*	404.380.538
8865	Apoio a planos, projetos e obras de redução de riscos de movimentos de massa em áreas urbanas - contenção de encostas		**180.714.891**
		56101 - *Ministério das Cidades - Administração Direta*	180.714.891

Órgão: *71000 Encargos Financeiros da União* — **Valor LOA:** *186.204.651*

Ação	Título	Unidade Orçamentária	Valor
000K	Subvenção Econômica em Operações de Financiamento no âmbito do Programa de Sustentação do Investimento - PSI e do Programa Emergencial de Reconstrução de Municípios Afetados por Desastres Naturais (Leis nº 12.096, de 2009 e nº 12.409, de 2011)		**186.204.651**
		71101 - *Recursos sob Supervisão do Ministério da Fazenda*	186.204.651

Programa: 2319 **Mobilidade Urbana**

Valor do Programa Constante da LOA: **3.039.696.574**

Órgão: *56000 Ministério das Cidades* — **Valor LOA:** *3.039.696.574*

Ação	Título	Unidade Orçamentária	Valor
00SZ	Apoio ao Transporte Não Motorizado		**1.474.007**
		56101 - *Ministério das Cidades - Administração Direta*	1.474.007
00T0	Apoio a Planos de Mobilidade Urbana Locais		**50.000**
		56101 - *Ministério das Cidades - Administração Direta*	50.000
00T1	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária		**2.336.390.922**
		56101 - *Ministério das Cidades - Administração Direta*	2.336.390.922
00T3	Apoio a Sistemas de Transporte Público Coletivo Urbano		**691.671.097**
		56101 - *Ministério das Cidades - Administração Direta*	691.671.097
2D49	Estudos, Projetos e Desenvolvimento Institucional no Setor da Mobilidade Urbana		**10.110.548**
		56101 - *Ministério das Cidades - Administração Direta*	10.110.548

Programa: 2320 **Moradia Digna**

Valor do Programa Constante da LOA: **8.877.688.662**

Órgão: *56000 Ministério das Cidades* — **Valor LOA:** *8.877.688.662*

Ação	Título	Unidade Orçamentária	Valor
00AF	Integralização de cotas ao Fundo de Arrendamento Residencial - FAR		**5.807.138.041**
		56101 - *Ministério das Cidades - Administração Direta*	5.807.138.041
00CW	Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023)		**309.488.801**
		56101 - *Ministério das Cidades - Administração Direta*	309.488.801
00CX	Subvenção econômica destinada a Implementação de projetos de Interesse social em áreas rurais(Lei nº 14.620, DE 13 de julho de 2023)		**1.390.106.843**
		56101 - *Ministério das Cidades - Administração Direta*	1.390.106.843
00CY	Transferências ao Fundo de Desenvolvimento Social – FDS(Lei nº 14.620, DE 13 de julho de 2023)		**466.066.811**
		56101 - *Ministério das Cidades - Administração Direta*	466.066.811
00TI	Apoio à produção habitacional de interesse social		**901.160.214**
		56902 - *Fundo Nacional de Habitação de Interesse Social - FNHIS*	901.160.214
00VM	Subvenção Econômica Destinada à Habitação de Interesse Social em Cidades com Menos de 80.000 Habitantes – Oferta Pública (Lei nº 14.620, de 2023)		**1.000**
		56101 - *Ministério das Cidades - Administração Direta*	1.000
20Z9	Apoio à competitividade e à modernização da construção civil com sustentabilidade ambiental		**20.000**
		56101 - *Ministério das Cidades - Administração Direta*	20.000

Programa: 2320 **Moradia Digna** — Valor do Programa Constante da LOA: **8.877.688.662**

8873	Apoio ao fortalecimento Institucional dos agentes integrantes do Sistema Nacional de Habitação de Interesse Social - SNHIS		**3.706.952**
		56902 - *Fundo Nacional de Habitação de Interesse Social - FNHIS*	3.706.952

Programa: 2321 **Recursos Hídricos: Água em Quantidade e Qualidade para sempre** — Valor do Programa Constante da LOA: **2.933.910.023**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *2.577.714*

Ação	Título	Unidade Orçamentária	Valor
2397	Conhecimento para Gestão e Ampliação da Oferta Hídrica		**2.577.714**
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	2.577.714

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* — ***Valor LOA:*** *2.931.332.309*

Ação	Título	Unidade Orçamentária	Valor
00LX	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004)		**135.380.290**
		53210 - *Agência Nacional de Águas e Saneamento Básico - ANA*	135.380.290
00T6	Apoio à Construção do Canal Adutor do Sertão Alagoano		**201.941.169**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	201.941.169
00T7	Apoio à Implantação da Adutora do Agreste		**65.798.391**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	65.798.391
00T8	Apoio à Construção do Canal Adutor Vertente Litorânea		**55.604.274**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	55.604.274
00T9	Apoio à Implantação do Cinturão das Águas do Ceará		**223.882.366**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	223.882.366
00TA	Apoio à Gestão e Implantação de Sistemas de Purificação e de Dessalinização de Águas Continentais e Marinhas e Rede de Distribuição Associada		**55.604.274**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	55.604.274
00TB	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica		**188.213.707**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	184.948.965
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.279.035
		53202 - *Superintendência do Desenvolvimento da Amazônia*	1.985.707
00TD	Apoio aos Polos e Projetos de Agricultura Irrigada		**64.945.881**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	62.274.982
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	2.370.899
		53207 - *Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	300.000
00TE	Apoio à Gestão de Projetos Públicos de Irrigação		**1.800.000**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	1.800.000
00TG	Apoio à Construção da Barragem Oiticica		**37.069.517**
		53204 - *Departamento Nacional de Obras Contra as Secas - DNOCS*	37.069.517
00UN	Apoio à Implantação, Ampliação, Melhorias ou Adequação de Sistemas de Abastecimento de Água em Áreas de Atuação da Codevasf		**1.908.423**
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.908.423
00VA	Apoio à Implantação de Tecnologias de Acesso à Água		**1.668.129**
		53101 - *Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	1.668.129

Programa: 2321 **Recursos Hídricos: Água em Quantidade e Qualidade para sempre** Valor do Programa Constante da LOA: **2.933.910.023**

00VB	Apoio ao Desenvolvimento da Agricultura Irrigada no Centro-Oeste			**1.858.012**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.858.012
00WP	Apoio para Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto			**100.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
11AA	Construção da Barragem Fronteiras			**64.871.653**
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	64.871.653
12EP	Integração do Rio São Francisco com as Bacias do Nordeste Setentrional (Eixo Leste)			**49.117.109**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	49.117.109
12FT	Implantação do Projeto Público de Irrigação Marrecas/Jenipapo com 1.000 ha			**100.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
140C	Implantação dos Projetos Públicos de Irrigação do Canal do Sertão Alagoano com 13.579 ha no Estado de Alagoas			**100.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
14VI	Implantação de Infraestruturas para Segurança Hídrica			**54.815.056**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	48.133.681
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	6.681.375
152D	Construção do Sistema Adutor Ramal do Agreste Pernambucano			**200.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	200.000
15DX	Construção do Sistema Adutor Ramal do Piancó			**500.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	500.000
15XT	Implantação de Sistemas Adutores para Abastecimento de Água do Canal do Sertão Alagoano			**1.052.784**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.052.784
15XV	Construção de Sistema Integrado de Abastecimento de Água - Adutora da Fé			**1.679.032**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.679.032
15XW	Implantação da Barragem Tinguis			**4.633.690**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	4.633.690
15ZK	Implantação do Projeto Seridó			**59.854.808**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	59.754.808
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
162K	Implantação do Canal do Sertão Baiano			**56.136.008**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	56.136.008
166K	Implantação dos Diques da Baixada Maranhense			**100.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
1692	Implantação do Projeto Público de Irrigação Salitre com 25.323 ha no Estado da Bahia			**100.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000

Programas Finalísticos

Programa: 2321 **Recursos Hídricos: Água em Quantidade e Qualidade para sempre** Valor do Programa Constante da LOA: **2.933.910.023**

169E	Implantação da Barragem Extrema, localizada no Ribeirão Extrema, no município de São João D'Aliança-GO			**100.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
1851	Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto			**1.800.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	300.000
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	1.500.000
1N64	Implantação da Adutora Pajeú nos Estados de Pernambuco e Paraíba			**68.578.605**
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	68.578.605
1O21	Implantação do Projeto Público de Irrigação Tabuleiros Litorâneos de Parnaíba - 2ª Etapa - com 5.985 ha			**300.000**
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	300.000
20EY	Operação e Manutenção de Projetos Públicos de Irrigação de Interesse Social			**8.562.830**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	8.562.830
20N4	Operação e Manutenção de Infraestruturas Hídricas			**5.349.294**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	2.455.856
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	2.893.438
20VR	Conservação e Recuperação de Bacias Hidrográficas			**392.464**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	392.464
20VS	Formulação e Apoio à Implementação da Política Nacional de Recursos Hídricos			**300.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	300.000
20WI	Implementação da Política Nacional de Recursos Hídricos			**92.017.954**
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	92.017.954
214T	Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF			**296.668.087**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	296.568.087
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
219H	Operação e Manutenção da Barragem e da Eclusa do Canal São Gonçalo			**200.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	200.000
21DD	Reabilitação de Barragens e de Outras Infraestruturas Hídricas			**92.750.589**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	9.267.380
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	37.146.313
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	46.336.896
21DE	Estudos e Projetos de Infraestrutura para Segurança Hídrica			**15.276.064**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	13.901.069
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.374.995
21DF	Recuperação de Reservatórios Estratégicos para a Integração do Rio São Francisco			**64.871.653**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	64.871.653
21DG	Recuperação Hidroambiental nas Bacias Hidrográficas na Área de Atuação da Codevasf			**1.000.000**

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 2321 **Recursos Hídricos: Água em Quantidade e Qualidade para sempre** Valor do Programa Constante da LOA: **2.933.910.023**

21DG	Recuperação Hidroambiental nas Bacias Hidrográficas na Área de Atuação da Codevasf			**1.000.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.000.000
21DI	Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação			**670.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	500.000
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	170.000
21DJ	Estudos e Projetos para Implantação de Projetos Públicos de Irrigação			**1.000.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.000.000
21DK	Gestão de Projetos Públicos de Irrigação			**3.491.185**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	2.482.976
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	1.008.209
21HT	Modernização de Projetos Públicos de Irrigação Nacional			**1.853.476**
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	1.853.476
21HX	Apoio à Implantação de Segurança de Barragens			**358.209**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	358.209
21IE	Fomento aos objetivos e instrumentos da Política Nacional de Irrigação			**500.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	500.000
2378	Operação da Rede Hidrometeorológica			**51.106.260**
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	51.106.260
4926	Regulação e Fiscalização dos Usos de Recursos Hídricos, dos Serviços de Irrigação e Adução de Água Bruta e da Segurança de Barragens			**16.697.545**
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	16.697.545
5260	Implantação do Projeto Público de Irrigação Pontal			**1.000.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.000.000
5308	Construção da Barragem Jequitaí			**129.769**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	129.769
5314	Implantação do Projeto Público de Irrigação Baixio de Irecê			**500.000**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	500.000
5900	Integração do Rio São Francisco com as Bacias dos Rios Jaguaribe, Piranhas-Açu e Apodi (Eixo Norte)			**799.295.715**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	799.295.715
7G88	Construção da Barragem Atalaia no Estado do Piauí			**20.409.289**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	20.409.289
7M12	Construção da Barragem Poço de Varas			**4.294.687**
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	4.294.687
7X91	Implantação do Canal do Xingó			**1.853.476**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.853.476
7XZ4	Construção da Adutora Agreste Potiguar no estado do Rio Grande do Norte			**50.970.585**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	50.970.585

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 2322 **Saneamento Básico** — Valor do Programa Constante da LOA: **1.265.827.498**

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *356.359.611*

Ação	Título	Unidade Orçamentária	Valor
20AF	Apoio ao Controle e à Vigilância da Qualidade da Água para Consumo Humano para Prevenção e Controle de Doenças e Agravos		**7.969.948**
		36211 - *Fundação Nacional de Saúde*	7.969.948
20AG	Apoio à Gestão dos Sistemas de Saneamento Básico em Municípios de até 50.000 Habitantes		**6.487.167**
		36211 - *Fundação Nacional de Saúde*	6.487.167
20AM	Apoio à Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos		**9.267.380**
		36211 - *Fundação Nacional de Saúde*	9.267.380
20Q8	Apoio à Implantação e Manutenção de Sistemas e Soluções de Saneamento Ambiental		**9.730.749**
		36211 - *Fundação Nacional de Saúde*	9.730.749
21C9	Implantação, ampliação ou melhoria de ações e serviços sustentáveis de saneamento básico em pequenas comunidades rurais (localidades de pequeno porte) ou em comunidades tradicionais (remanescentes de quilombos)		**152.838.065**
		36211 - *Fundação Nacional de Saúde*	152.838.065
21CA	Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Abastecimento de Água em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)		**46.336.896**
		36211 - *Fundação Nacional de Saúde*	46.336.896
21CB	Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Esgotamento Sanitário em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)		**46.336.896**
		36211 - *Fundação Nacional de Saúde*	46.336.896
21CC	Apoio a Implantação e Melhoria de Sistemas Públicos de Manejo de Resíduos Sólidos em Municípios de até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)		**11.720.855**
		36211 - *Fundação Nacional de Saúde*	11.720.855
21CG	Implantação e Melhoria de Serviços de Drenagem e Manejo das Águas Pluviais Urbanas para Prevenção e Controle de Doenças e Agravos		**2.594.867**
		36211 - *Fundação Nacional de Saúde*	2.594.867
21CI	Apoiar a implementação de Melhorias Sanitárias Domiciliares em Localidades Urbanas de Municípios com População até 50.000 Habitantes, de forma a contribuir para a Prevenção e Controle de Doenças e Agravos		**55.604.274**
		36211 - *Fundação Nacional de Saúde*	55.604.274
6908	Fomento à Educação em Saúde Ambiental voltada à Promoção da Saúde		**7.472.514**
		36211 - *Fundação Nacional de Saúde*	7.472.514

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* — ***Valor LOA:*** *5.168.502*

Ação	Título	Unidade Orçamentária	Valor
00UM	Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação de Sistemas de Esgotamento Sanitário na Área de Atuação da Codevasf		**1.000.000**
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	1.000.000
00UO	Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação do Sistema de Saneamento Básico no município de Balsas no Estado do Maranhão		**100.000**
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	100.000
219R	Melhoria da Qualidade Regulatória do Setor de Saneamento		**4.068.502**
		53210 - *Agência Nacional de Águas e Saneamento Básico - ANA*	4.068.502

Órgão: *56000 Ministério das Cidades* — ***Valor LOA:*** *904.299.385*

Ação	Título	Unidade Orçamentária	Valor
00TM	Apoio a Empreendimentos de Saneamento Integrado		**56.752.986**
		56101 - *Ministério das Cidades - Administração Direta*	56.752.986

Programa: 2322 Saneamento Básico — Valor do Programa Constante da LOA: **1.265.827.498**

Ação	Título	Unidade Orçamentária		Valor
00TN	Apoio à Implantação, Ampliação ou Melhorias em Sistemas de Abastecimento de Água			**350.355.464**
		56101 -	*Ministério das Cidades - Administração Direta*	350.355.464
00TO	Apoio à Implantação, Ampliação ou Melhorias de Sistemas de Esgotamento Sanitário			**379.135.800**
		56101 -	*Ministério das Cidades - Administração Direta*	379.135.800
00TP	Apoio à Elaboração de Planos e Projetos de Saneamento Básico			**4.633.690**
		56101 -	*Ministério das Cidades - Administração Direta*	4.633.690
00TQ	Apoio a Sistemas Públicos de Manejo de Resíduos Sólidos			**38.069.517**
		56101 -	*Ministério das Cidades - Administração Direta*	38.069.517
00VJ	Apoio à implantação, ampliação ou melhoria de ações e serviços de saneamento básico em áreas rurais			**50.144.847**
		56101 -	*Ministério das Cidades - Administração Direta*	50.144.847
00VK	Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos para Melhorias da Cadeia Produtiva de Apoio aos Catadores de Materiais Recicláveis			**12.100.000**
		56101 -	*Ministério das Cidades - Administração Direta*	12.100.000
20NV	Apoio a implementação de Projetos de Cooperação Técnica em Saneamento Básico			**4.605.176**
		56101 -	*Ministério das Cidades - Administração Direta*	4.605.176
216F	Gestão da Política de Saneamento Básico			**3.088.871**
		56101 -	*Ministério das Cidades - Administração Direta*	3.088.871
21GR	Apoio à Gestão dos Sistemas de Saneamento Básico			**4.613.034**
		56101 -	*Ministério das Cidades - Administração Direta*	4.613.034
7Y06	Apoio a Sistemas de Drenagem e Manejo de Águas Pluviais Urbanas nos Municípios brasileiros			**800.000**
		56101 -	*Ministério das Cidades - Administração Direta*	800.000

Programa: 2323 Turismo, esse é o destino — Valor do Programa Constante da LOA: **2.833.103.326**

Órgão: *54000 Ministério do Turismo* — ***Valor LOA:*** *2.006.668.231*

Ação	Título	Unidade Orçamentária		Valor
10V0	Apoio a Projetos de Infraestrutura Turística			**1.339.171.666**
		54101 -	*Ministério do Turismo - Administração Direta*	1.339.171.666
20Y3	Promoção e Marketing do Turismo no Mercado Nacional			**614.324.511**
		54101 -	*Ministério do Turismo - Administração Direta*	614.324.511
21DB	Estruturação e Ordenamento dos Destinos Turísticos Brasileiros			**3.004.595**
		54101 -	*Ministério do Turismo - Administração Direta*	3.004.595
21FN	Qualidade, Sustentabilidade e Ações Climáticas no Turismo			**36.639.191**
		54101 -	*Ministério do Turismo - Administração Direta*	36.639.191
21FO	Planejamento, Inteligência, Inovação e Competitividade no Turismo			**10.759.618**
		54101 -	*Ministério do Turismo - Administração Direta*	10.759.618
21IM	Apoio aos Entes Federativos para a consolidação da Política Nacional do Turismo			**20.000**
		54901 -	*Fundo Geral do Turismo*	20.000
2C01	Promoção de Investimentos Privados, Financiamento, Parcerias e Concessões no Setor de Turismo			**2.748.650**
		54101 -	*Ministério do Turismo - Administração Direta*	2.748.650

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *826.435.095*

Ação	Título	Unidade Orçamentária		Valor
0454	Financiamento da Infraestrutura Turística Nacional			**826.435.095**
		74908 -	*Recursos sob Supervisão do Fundo Geral de Turismo/FUNGETUR - Ministério do*	826.435.095

Programa: 2323 Turismo, esse é o destino — Valor do Programa Constante da LOA: **2.833.103.326**

Ação	Título	Unidade Orçamentária	Valor
0454	Financiamento da Infraestrutura Turística Nacional		**826.435.095**
		Turismo	

Programa: 2324 Inovação nas Empresas para uma Nova Industrialização — Valor do Programa Constante da LOA: **2.629.098.296**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* — ***Valor LOA:*** *2.629.098.296*

Ação	Título	Unidade Orçamentária	Valor
00RL	Formação e Expansão da Capacitação de Recursos Humanos em Atividades de Pesquisa Tecnológica, Empreendedorismo e Inovação		**64.871.653**
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	64.871.653
0741	Equalização de Taxa de Juros em Financiamento à Inovação Tecnológica (Lei nº 10.332, de 2001)		**233.172.689**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	233.172.689
0745	Investimento em Empresas Inovadoras		**50.000.000**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	50.000.000
0A29	Subvenção Econômica a Projetos de Desenvolvimento Tecnológico (Lei nº 10.973, de 2004)		**1.847.862.549**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	1.847.862.549
20UT	Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais		**9.107.826**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	9.107.826
20V6	Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas		**35.822.028**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	35.822.028
2113	Fomento à Pesquisa e à Inovação Tecnológica (CT-Verde Amarelo)		**364.847.342**
		24901 - *Fundo Nacional de Desenvolvimento Científico e Tecnológico*	364.847.342
6432	Pesquisa, Desenvolvimento, Fabricação e Comercialização de Componentes Semicondutores		**23.414.209**
		24209 - *Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC*	23.414.209

Programa: 2801 Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional — Valor do Programa Constante da LOA: **2.101.473.942**

Órgão: *28000 Ministério do Desenvolvimento, Indústria, Comércio e Serviços* — ***Valor LOA:*** *648.538.763*

Ação	Título	Unidade Orçamentária	Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados		**50.000**
		28202 - *Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	50.000
20TT	Promoção do Desenvolvimento do Setor de Comércio e Serviços		**300.000**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	300.000
20TU	Manutenção, Desenvolvimento e Modernização de Sistemas Informatizados de Comércio Exterior		**45.200.000**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	45.200.000
20ZO	Promoção, Fiscalização e Gestão do Comércio Exterior		**3.150.000**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	3.150.000
210E	Promoção do Desenvolvimento Industrial		**17.104.761**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	17.104.761
210L	Promoção do Desenvolvimento Econômico, Científico, Tecnológico e de Inovação na área de atuação da Suframa		**500.000**
		28233 - *Superintendência da Zona Franca de Manaus - SUFRAMA*	500.000
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**11.168.878**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	10.935.508

Programa: 2801 Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional — Valor do Programa Constante da LOA: **2.101.473.942**

Ação	Título	Unidade Orçamentária	Valor
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**11.168.878**
		28202 - *Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	233.370
214I	Gestão da Metrologia Legal e de Avaliação da Conformidade		**12.000.000**
		28202 - *Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	12.000.000
214J	Fiscalização em Metrologia e Qualidade		**434.453.955**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	300.000
		28202 - *Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	434.153.955
21B0	Promoção da Concorrência, Competitividade e Melhoria Regulatória		**1.500.000**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	1.500.000
21FH	Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria		**20.812.087**
		28101 - *Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	20.812.087
21FI	Proteção dos Direitos de Propriedade Industrial		**102.299.082**
		28203 - *Instituto Nacional da Propriedade Industrial - INPI*	102.299.082

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *1.452.935.179*

Ação	Título	Unidade Orçamentária	Valor
0267	Subvenção Econômica em Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001)		**1.452.935.179**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	1.452.935.179

Programa: 2802 Empreendedorismo e Inclusão Socioprodutiva — Valor do Programa Constante da LOA: **437.791.760**

Órgão: *69000 Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte* — ***Valor LOA:*** *437.791.760*

Ação	Título	Unidade Orçamentária	Valor
210C	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato		**437.791.760**
		69101 - *Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	437.791.760

Programa: 3101 Energia Elétrica — Valor do Programa Constante da LOA: **141.429.090**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *141.429.090*

Ação	Título	Unidade Orçamentária	Valor
21BA	Coordenação das Ações de Gestão e Monitoramento do Setor Elétrico		**1.800.000**
		32101 - *Ministério de Minas e Energia - Administração Direta*	1.800.000
21BE	Fabricação de Equipamentos destinados à Indústria de Petróleo e Gás, Offshore e Torres de Transmissão		**26.138.089**
		32398 - *Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	26.138.089
2993	Ouvidoria Setorial da Agência Nacional de Energia Elétrica		**41.201.324**
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	41.201.324
2C42	Participação Pública e Comunicação com a Sociedade		**5.677.797**
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	5.677.797
4699	Outorga de Geração, Transmissão e Distribuição de Energia Elétrica		**10.750.659**
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	10.750.659
4703	Regulamentação dos Serviços de Energia Elétrica		**12.719.804**
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	12.719.804
4880	Fiscalização dos Serviços de Energia Elétrica		**43.141.417**
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	43.141.417

Programa: 3102 Mineração Segura e Sustentável — Valor do Programa Constante da LOA: **77.439.162**

Programa: 3102 **Mineração Segura e Sustentável**

Valor do Programa Constante da LOA: **77.439.162**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *77.439.162*

Ação	Título	Unidade Orçamentária	Valor
15YU	Revisão e Automação dos Processos de Outorga e Fiscalização de Pesquisa e Lavra Mineral da ANM		**15.550.000**
		32396 - *Agência Nacional de Mineração - ANM*	15.550.000
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**2.000.000**
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	2.000.000
215Z	Regulação, Outorga e Fiscalização da Mineração		**18.150.000**
		32396 - *Agência Nacional de Mineração - ANM*	18.150.000
21HD	Geologia para Mineração e Desenvolvimento Sustentável		**9.250.000**
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	9.250.000
21HE	Pesquisa Mineral - Novo PAC		**30.503.455**
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	30.503.455
4887	Gestão das Políticas de Geologia, Mineração e Transformação Mineral		**1.985.707**
		32101 - *Ministério de Minas e Energia - Administração Direta*	1.985.707

Programa: 3103 **Petróleo, Gás, Derivados e Biocombustíveis**

Valor do Programa Constante da LOA: **84.755.419**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *84.755.419*

Ação	Título	Unidade Orçamentária	Valor
212J	Regulação da Distribuição e Revenda de Derivados de Petróleo, Gás Natural e Biocombustíveis		**56.781.594**
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	56.781.594
212K	Regulação da Exploração, Desenvolvimento e Produção de Petróleo, Gás Natural e Biocombustíveis		**26.018.825**
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	26.018.825
2E91	Apoio à Política Nacional de Biocombustíveis - RenovaBio		**1.000.000**
		32101 - *Ministério de Minas e Energia - Administração Direta*	1.000.000
4892	Planejamento dos Setores de Petróleo, Derivados, Gás Natural e Biocombustíveis		**955.000**
		32101 - *Ministério de Minas e Energia - Administração Direta*	955.000

Programa: 3104 **Aviação Civil**

Valor do Programa Constante da LOA: **387.980.460**

Órgão: *68000 Ministério de Portos e Aeroportos* — ***Valor LOA:*** *387.980.460*

Ação	Título	Unidade Orçamentária	Valor
00XJ	Apoio ao Programa de Diversidade, Inclusão e Formação, com ênfase no atendimento a passageiros com Transtorno do Espectro Autista (TEA)		**400.300**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	400.300
14UB	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União		**133.087.356**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	133.087.356
15UW	Reforma e Reaparelhamento do Aeroporto de Maringá/PR, de Propriedade da União		**10.000.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	10.000.000
15UX	Reforma e Reaparelhamento do Aeroporto de Coari/AM, de Propriedade da União		**27.000.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	27.000.000
15UY	Construção do Novo Aeroporto Regional da Serra Gaúcha/RS de Propriedade da União		**50.100.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	50.100.000
15V1	Instalação de equipamentos de auxílios à navegação Aérea		**37.505.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	37.505.000
15YT	Reforma e Reaparelhamento do Aeroporto de Dourados/MS, de Propriedade da União		**476.518**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	476.518

Programa: 3104 Aviação Civil — Valor do Programa Constante da LOA: **387.980.460**

Ação	Título	Unidade Orçamentária	Valor
165X	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Local, de Propriedade da União		**1.000.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	1.000.000
167K	Reforma e Reaparelhamento do Aeroporto de Caruaru/PE, de Propriedade da União		**17.000.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	17.000.000
168R	Construção do Novo Aeroporto de Rorainópolis/RR, de Propriedade da União		**1.500.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	1.500.000
168S	Construção do Novo Aeroporto de Rio Claro / Piracicaba/SP, de Propriedade da União		**2.500.000**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	2.500.000
210F	Desenvolvimento da Aviação Civil		**57.039.056**
		68902 - *Fundo Nacional de Aviação Civil - FNAC*	57.039.056
21H7	Programas e Qualificação Profissional na Aviação Civil		**1.595.716**
		68213 - *Agência Nacional de Aviação Civil - ANAC*	1.595.716
2912	Regulação e Fiscalização da Aviação Civil		**48.776.514**
		68213 - *Agência Nacional de Aviação Civil - ANAC*	48.776.514

Programa: 3105 Portos e Transporte Aquaviário — Valor do Programa Constante da LOA: **684.143.094**

Órgão: *68000 Ministério de Portos e Aeroportos* — ***Valor LOA:*** *684.143.094*

Ação	Título	Unidade Orçamentária	Valor
123M	Melhoramentos no Canal de Navegação da Hidrovia do Rio Tocantins		**187.866.710**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	187.866.710
127G	Construção de Terminais Fluviais		**13.713.173**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	13.713.173
13LO	Construção do Porto de Manaus Moderna - no Estado do Amazonas		**31.464.115**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	31.464.115
14MZ	Ampliação do Terminal Fluvial de São Raimundo em Manaus/AM		**2.477.368**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	2.477.368
15CX	Dragagem de Aprofundamento no Porto de Fortaleza (CE)		**97.102**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	97.102
161Y	Manutenção e Reforço do Molhe de Abrigo do Porto de Imbituba/SC		**956.178**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	956.178
161Z	Dragagem e Readequação da Infraestrutura Aquaviária do Porto do Recife/PE		**56.236.383**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	56.236.383
162A	Adequação e Ampliação da Capacidade do Porto de Santana/AP		**4.944.363**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	4.944.363
162B	Modernização, Recuperação e Ampliação da Capacidade do Porto de Suape/PE		**27.491.913**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	27.491.913
162D	Dragagem e Sinalização Náutica da Lagoa Mirim		**4.494.874**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	4.494.874
162J	Remoção e desencalhe de embarcações em vias navegáveis e em canais de navegação portuários – Nacional		**97.102**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	97.102
165T	Recuperação do Cais Flutuante do Porto de Porto Velho/RO		**892**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	892
165W	Implantação de Instalações Públicas Portuárias de Pequeno Porte – IP4 inteligentes		**121.644**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	121.644

Programa: 3105 **Portos e Transporte Aquaviário** Valor do Programa Constante da LOA: **684.143.094**

167T	Melhoria da Infraestrutura e das Operações Portuárias do Porto de Cabedelo/PB		**956.178**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	956.178
2088	Concessão e Regulação dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário		**400.000**
		68201 - *Agência Nacional de Transportes Aquaviários - ANTAQ*	400.000
2090	Fiscalização dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário		**5.447.784**
		68201 - *Agência Nacional de Transportes Aquaviários - ANTAQ*	5.447.784
20LN	Operação de Terminais Hidroviários		**133.450.258**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	133.450.258
20LO	Operação de Eclusas		**46.336.896**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	46.336.896
21HM	Pesquisa e Desenvolvimento Sustentável de Hidrovias		**121.546**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	121.546
21I1	Manutenção e Operação da Infraestrutura Aquaviária Estratégica em Canais de Acesso aos Portos e Hidrovias Nacionais		**97.102**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	97.102
21I6	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias		**166.371.513**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	166.371.513
7Y23	Construção de Acesso Fluvial entre o Aeroporto de Guarujá e o Porto de Santos		**1.000.000**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	1.000.000

Programa: 3106 **Transporte Rodoviário** Valor do Programa Constante da LOA: **12.201.438.047**

Órgão: *39000 Ministério dos Transportes* ***Valor LOA:*** *12.201.438.047*

Ação	Título	Unidade Orçamentária	Valor
105S	Adequação de Trecho Rodoviário - Divisa SE/BA - Entroncamento BR-324 - na BR-101/BA		**67.423.103**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	67.423.103
108X	Implantação de Postos de Pesagem		**15.866.908**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	15.866.908
10IW	Construção de Trecho Rodoviário - Itacarambi - Divisa MG/BA - na BR-135/MG		**13.484.621**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	13.484.621
10IX	Adequação de Trecho Rodoviário - Entroncamento BR-116/259/451 (Governador Valadares) - Entroncamento MG-020 - na BR-381/MG		**86.678.074**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	86.678.074
10JQ	Adequação de Trecho Rodoviário - São Francisco do Sul - Jaraguá do Sul - na BR-280/SC		**73.417.976**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	73.417.976
10KK	Construção de Trecho Rodoviário - Entroncamento BR-163/MT (Sorriso) - Entroncamento BR-158/MT (Ribeirão Cascalheira) - na BR-242/MT		**8.989.748**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
10KR	Construção de Trecho Rodoviário - Divisa PA/TO - Altamira - na BR-230/PA		**8.989.748**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
10L3	Adequação de Trecho Rodoviário - Caucaia - Entroncamento Acesso ao Porto de Pecém - na BR-222/CE		**4.494.874**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
110I	Construção de Trecho Rodoviário - Altamira - Rurópolis - na BR-230/PA		**26.969.242**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
110Q	Adequação de Trecho Rodoviário - Pedra Branca - Divisa SE/AL - na BR-101/SE		**44.948.736**

Programa: 3106 **Transporte Rodoviário**			Valor do Programa Constante da LOA:	**12.201.438.047**
110Q	Adequação de Trecho Rodoviário - Pedra Branca - Divisa SE/AL - na BR-101/SE			**44.948.736**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	44.948.736
110R	Adequação de Trecho Rodoviário - Divisa BA/SE - Entroncamento BR-235 - na BR-101/SE			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
112N	Construção de Ponte sobre o Rio Jaguarão (Fronteira Brasil/Uruguai) - na BR-116/RS			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
113Y	Construção de Trecho Rodoviário - Entroncamento BR-364 - Entroncamento RO-478 (Fronteira Brasil/Bolívia) (Costa Marques) - na BR-429/RO			**1.000.000**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	1.000.000
11VA	Construção de Trecho Rodoviário - Divisa PA/MT - Ribeirão Cascalheira - na BR-158/MT			**53.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	53.938.482
123U	Adequação de Trecho Rodoviário - Entroncamento BR-116 (p/Guaíba) - Entroncamento BR-471 (Pântano Grande) - na BR-290/RS			**63.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	63.938.482
1248	Construção de Trecho Rodoviário - Manaus - Divisa AM/RO - na BR-319/AM			**53.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	53.938.482
12JL	Adequação de Trecho Rodoviário - Cascavel - Guaíra - na BR-163/PR			**4.851**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.851
12KF	Adequação de Trecho Rodoviário - São Miguel do Oeste - Divisa SC/PR - na BR-163/SC			**17.979.495**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	17.979.495
12KG	Adequação de Travessia Urbana em Santa Maria - na BR-158/287/RS			**956.178**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
12KY	Construção de Contorno Rodoviário em Cuiabá - nas BRs 070/163/364/MT			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
13OZ	Construção de Trecho Rodoviário - Entroncamento TO-020 (Aparecida do Rio Negro) - Divisa TO/MA (Goiatins) - na BR-010/TO			**10.438.663**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	10.438.663
13SL	Construção de Trecho Rodoviário - Divisa PE/AL (Inajá) - Entroncamento BR-423 (Carié) - na BR-316/AL			**169.758**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	169.758
13X5	Adequação de Travessia Urbana em Imperatriz - na BR-010/MA			**27.169.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	27.169.242
13X6	Adequação de Trecho Rodoviário - Pacajús - Boqueirão do Cesário - na BR-116/CE			**53.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	53.938.482
13X7	Adequação de Trecho Rodoviário - Divisa PE/BA (Ibó) - Feira de Santana - na BR-116/BA			**89.897.469**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	89.897.469
13XG	Construção de Trecho Rodoviário - Divisa BA/MG (Salto da Divisa) - Entroncamento MG-406 (Almenara) - na BR-367/MG			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
13YE	Adequação de Trecho Rodoviário - Entroncamento BR-104/408/PB-095 (Campina Grande) - Entroncamento BR-110/361 (Patos) - na BR-230/PB			**97.958.989**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	97.958.989
13YK	Construção de Trecho Rodoviário - Laranjal do Jari - Entroncamento BR-210/AP-030 - na BR-156/AP			**35.958.989**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	35.958.989

Programa: 3106 **Transporte Rodoviário** Valor do Programa Constante da LOA: **12.201.438.047**

1418	Construção de Trecho Rodoviário - Ferreira Gomes - Oiapoque (Fronteira com a Guiana Francesa) - na BR-156/AP			**35.958.989**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	35.958.989
1490	Construção de Trecho Rodoviário - Divisa MT/PA - Santarém - na BR-163/PA			**11.686.672**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	11.686.672
14LV	Adequação de Travessia Urbana em Juazeiro - nas BRs 235/407/BA			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
14PC	Construção da Segunda Ponte sobre o Rio Guaíba e Acessos - na BR-116/290/RS			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
14X0	Adequação de Trecho Rodoviário - Entroncamento BR-232 (São Caetano) - Entroncamento BR-424/PE-218 (Garanhuns) - na BR-423/PE			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
14X3	Construção de Trecho Rodoviário - Arco Metropolitano de Recife - na BR-101/PE			**1.004.851**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	1.004.851
15ZV	Construção de Pontes - Trecho Rococó - São Francisco - na BR-210/RR			**17.979.495**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	17.979.495
161M	Adequação de Trecho Rodoviário - Entr. AL-115(A) - Acesso a Pilar - na BR-316/AL			**169.758**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	169.758
161N	Construção do Arco Metropolitano de Maceió - na BR-316/424/AL			**53.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	53.938.482
161O	Adequação de Trecho Rodoviário - Div. PE/AL - Praça Centenário (Maceió) - na BR-104/AL			**21.232.430**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	21.232.430
161S	Adequação de Trecho Rodoviário - Div. CE/RN - Entr. BR-226(A) - na BR-304/RN			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
161U	Construção da Ponte sobre o Rio Xingu e Acessos - na BR-230/PA			**107.876.963**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	107.876.963
163E	Adequação de Trecho Rodoviário - Estádio Municipal (Demerval Lobão) - Entr. BR-343(B) (Estaca Zero) - na BR-316/PI			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
163F	Adequação de Trecho Rodoviário – Barreiras – Luís Eduardo Magalhães - na BR-242/BA			**956.178**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
163G	Adequação de Trecho Rodoviário – Divisa PA/MA – Div MA/PI (Timon) – na BR-316/MA			**956.178**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
163H	Adequação de Trecho Rodoviário – Entr. BR-101 – Div ES/MG – na BR-262/ES			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
163I	Construção de Contorno Rodoviário em Guaíra - na BR-163/PR			**956.178**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
163J	Construção de Trecho Rodoviário - Cocos – Div BA/GO – na BR-030/BA			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
163K	Construção de Trecho Rodoviário – Div MA/PI – Entr. BR-135(A)/235(A) (Bom Jesus) - na BR-330/PI			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
163Q	Intervenções para Recuperação e Restauração de Rodovias Federais			**8.903.279.057**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.903.279.057

Programa: 3106 **Transporte Rodoviário** Valor do Programa Constante da LOA: **12.201.438.047**

163X	Construção da Ponte Sobre o Rio Paranaíba em Itumbiara/GO e seus Acessos - Na BR-153/GO/MG			**400.000**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	400.000
165A	Construção de Ponte sobre o Rio Uruguai - Barra do Guarita/RS-Itapiranga/SC - na BR-163/SC/RS			**37.485.021**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	37.485.021
165F	Adequação de Trecho Rodoviário - Imperatriz/ Açailândia - na BR-010/MA			**4.851**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.851
165I	Construção do Contorno Rodoviário de Goiânia - na BR-153/GO			**6.000.000**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	6.000.000
165Q	Adequação de Trecho Rodoviário - Uberlândia - Luizlâdia do Oeste - na BR-365/MG			**8.899.851**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.899.851
167L	Construção do Contorno de Ilhéus - na BR-415/BA			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
167Q	Construção da Ponte sobre o Rio Tocantins (Juscelino Kubitschek), localizada na BR-226/TO			**8.989.748**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
167R	Construção de Trecho Rodoviário - Barragem de Fronteiras na Rodovia Tronco Norte - BR-226/CE e BR-404/CE			**17.979.495**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	17.979.495
169T	Construção da nova ponte sobre o Rio Jequitinhonha na BR-101/BA-Divisa SE/BA/ES-Entr. BA-274 (Santa Maria Eterna)–Entr. BA-275(A) (Itapebi)			**46.190.674**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	46.190.674
169Y	Adequação de Trecho Rodoviário Divisa GO/MS - Fronteira Brasil/Paraguai (Ponte sobre o Rio Apa) - na BR 060/MS			**2.000.000**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	2.000.000
1C09	Construção de Trecho Rodoviário - São Desidério - Divisa BA/MG - na BR-135/BA			**13.484.621**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	13.484.621
2325	Operação de Pesagem e Autorizações Especiais de Trânsito de Veículos			**106.082.451**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	106.082.451
5E15	Construção de Trecho Rodoviário - Peixe - Paranã - Taguatinga - na BR-242/TO			**15.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	15.494.874
7242	Construção de Trecho Rodoviário - Cantá - Novo Paraíso - na BR-432/RR			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7530	Adequação de Trecho Rodoviário - Navegantes - Rio do Sul - na BR-470/SC			**47.448.736**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	47.448.736
7624	Adequação de Trecho Rodoviário - Divisa AL/PE - Divisa AL/SE - na BR-101/AL			**53.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	53.938.482
7E79	Construção de Trecho Rodoviário - Uruaçu - Divisa GO/MT - na BR-080/GO			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
7F51	Construção de Trecho Rodoviário - Divisa PI/BA - Divisa BA/SE - na BR-235/BA			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7K23	Construção de Trecho Rodoviário - Porto Camargo - Campo Mourão - Na BR-487/PR			**41.028.511**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	41.028.511
7L04	Adequação de Trecho Rodoviário - Porto Alegre - Pelotas - na BR-116/RS			**71.917.976**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	71.917.976

Programa: 3106 **Transporte Rodoviário**		Valor do Programa Constante da LOA:	**12.201.438.047**
7L92	Construção de Ponte sobre o Rio Araguaia em Xambioá - na BR-153/TO		**26.969.242**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
7M88	Adequação de Trecho Rodoviário - Entroncamento PE-160 - Entroncamento PE-149 (Km 19,8 ao 71,2) - na BR-104/PE		**4.494.874**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7M91	Construção de Contorno Rodoviário em Maringá - na BR-376/PR		**48.028.512**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	48.028.512
7N22	Construção de Trecho Rodoviário - Divisa BA/PI - Divisa PI/MA - na BR-235/PI		**4.851**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.851
7N85	Construção de Trecho Rodoviário - Timbé do Sul - Divisa SC/RS - Na BR-285/SC		**365.158**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	365.158
7P87	Adequação de Travessia Urbana em Ji-Paraná - na BR-364/RO		**8.989.748**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
7R82	Adequação de Trecho Rodoviário - Divisa DF/GO - Divisa GO/BA - na BR-020/GO		**75.958.989**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	75.958.989
7S57	Construção de Trecho Rodoviário - Entroncamento BR-163 (Rio Verde de Mato Grosso) - Entroncamento BR-262 (Aquidauana) - na BR-419/MS		**55.948.736**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	55.948.736
7S61	Construção de Trecho Rodoviário - Novo Repartimento - Tucuruí - na BR-422/PA		**44.948.736**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	44.948.736
7S62	Construção de Trecho Rodoviário - Viseu - Bragança - na BR-308/PA		**26.969.242**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
7S75	Adequação de Trecho Rodoviário - Entroncamento BR-226 - Entroncamento BR-101 (Reta Tabajara) - na BR-304/RN		**44.948.736**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	44.948.736
7S80	Construção de Contorno Rodoviário em Barra do Garças - na BR-070/MT		**4.851**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.851
7S97	Construção de Contorno Rodoviário - no Município de Brasiléia - na BR-317/AC		**17.979.495**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	17.979.495
7T98	Adequação de Trecho Rodoviário - km 0 (Cabedelo) - km 28 (Oitizeiro) - na BR-230/PB		**62.928.229**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	62.928.229
7U06	Construção de Acesso Rodoviário ao Terminal Portuário de Capuaba - na BR-447/ES		**58.938.482**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	58.938.482
7U07	Construção de Trecho Rodoviário - Colônia Leopoldina - Ibateguara - na BR-416/AL		**8.989.748**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
7U22	Adequação de Trecho Rodoviário - Entroncamento BR-277 (acesso Cascavel) - Marmelândia - na BR-163/PR		**956.178**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
7V00	Construção de Trecho Rodoviário - Entroncamento BR-316 (Início do contorno de Timon) - Povoado Montividel - na BR-226/MA		**8.989.748**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
7V18	Construção de Trecho Rodoviário - Divisa GO/BA - Divisa BA/PI - na BR-020/BA		**4.494.874**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7V19	Construção de Trecho Rodoviário - Entroncamento BR-135/BA-594 (Cocos) - Acesso a Cariranha - na BR-030/BA		**4.494.874**

Programa: 3106 **Transporte Rodoviário** Valor do Programa Constante da LOA: **12.201.438.047**

7V19	Construção de Trecho Rodoviário - Entroncamento BR-135/BA-594 (Cocos) - Acesso a Cariranha - na BR-030/BA			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7V83	Construção de Ponte sobre o Rio Juruá com Acesso a Rodrigues Alves - na BR-364/AC			**7.956.178**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	7.956.178
7V99	Construção de Trecho Rodoviário - Bonfim - Normandia - na BR-401/RR			**40.291.061**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	40.291.061
7W07	Adequação de Trecho Rodoviário - Castanhal - Santa Maria do Pará - Trevo de Salinópolis - Divisa PA/MA - na BR-316/PA			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
7W67	Construção do Viaduto do Gancho nos Municípios de Natal e São Gonçalo do Amarante - na BR-406/RN			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7W84	Adequação de Trecho Rodoviário - Trecho Estiva - Entroncamento BR-222 (Miranda do Norte) - na BR-135/MA			**54.138.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	54.138.482
7W95	Adequação de Trecho Rodoviário - Teresina - Parnaíba - na BR-343/PI			**53.938.482**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	53.938.482
7X34	Construção de Anel Rodoviário em Três Lagoas - nas BRs 262/158/MS			**46.948.736**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	46.948.736
7X42	Adequação da Travessia Urbana de Petrolina nas BR's-407/428/PE			**44.948.736**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	44.948.736
7X78	Adequação de Trecho Rodoviário - São José dos Ausentes - Divisa RS/SC - na BR-285/RS			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
7X96	Construção de Ponte sobre o Rio Uruguai (Fronteira Brasil/Argentina) - na BR-392/RS			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7XG6	Adequação de Trecho Rodoviário - Bataguassu - Porto Murtinho - na BR-267/MS			**129.088.312**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	129.088.312
7XI6	Adequação de Trecho Rodoviário - Porto Alegre - Novo Hamburgo - na BR-116/RS			**107.876.963**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	107.876.963
7XI7	Adequação de Trecho Rodoviário - Erechim - Passo Fundo - na BR-153/RS			**16.350.000**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	16.350.000
7XI8	Adequação de Ponte sobre o rio Ibicuí - na BR-472/RS			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7XJ0	Construção de Trecho Rodoviário - Jacuí - Alpinópolis - na BR-265/MG			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7XJ4	Construção de Trecho Rodoviário - Maraú - Entroncamento BR-101 - na BR-030/BA			**22.474.368**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	22.474.368
7XJ5	Adequação de Trecho Rodoviário - Florianópolis - São Miguel do Oeste - na BR-282/SC			**46.583.485**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	46.583.485
7XM0	Construção de Contorno Rodoviário em Feira de Santana - na BR-324/BA			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242
7XM3	Adequação de Trecho Rodoviário - km 65 - km 187 - na BR-070/GO			**26.969.242**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	26.969.242

Programa: 3106 **Transporte Rodoviário** Valor do Programa Constante da LOA: **12.201.438.047**

Ação	Título	Unidade Orçamentária	Valor
7XM5	Construção de Ponte sobre o rio Parnaíba na Divisa PI/MA - na BR-330/PI		**4.494.874**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7XM6	Adequação de Travessia Urbana em Ijuí - Na BR-285/RS		**41.858.989**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	41.858.989
7XT1	Adequação de Trecho Rodoviário - Entroncamento DF-001/240 - Entroncamento DF-180 - na BR-080/DF		**82.917.976**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	82.917.976
7XW7	Adequação de Contorno Rodoviário em Araranguá - na BR-101/SC		**4.494.874**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7XX3	Adequação de Trecho Rodoviário - Divisa MT/RO - Divisa RO/AC - na BR-364/RO		**1.797.950**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	1.797.950
7XX5	Prolongamento da Ponte sobre o Rio Tarauacá - na BR-364/AC		**4.494.874**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
7XZ5	Construção de Trecho Rodoviário - Entroncamento BR-424/AL-101 - Divisa AL/SE - na BR-349/AL		**111.007.303**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	111.007.303
7XZ7	Construção de Trecho Rodoviário - Lajes - Cerro Corá - Na BR-104/RN		**5.000.000**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	5.000.000
7XZ8	Construção de Ponte sobre o Rio Mamoré (Fronteria Brasil - Bolivia) - na BR-425/RO		**21.575.394**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	21.575.394
7Y21	Adequação de Trecho Rodoviário - Palmas - Porto Nacional - na BR-010/TO		**14.296.187**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	14.296.187

Programa: 3107 **Transição Energética** Valor do Programa Constante da LOA: **14.679.305**

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *14.679.305*

Ação	Título	Unidade Orçamentária	Valor
20LI	Estudos para o Planejamento do Setor Energético		**6.645.939**
		32314 - *Empresa de Pesquisa Energética - EPE*	6.645.939
21BC	Estudos da Indústria de Petróleo e Gás Natural		**6.081.318**
		32314 - *Empresa de Pesquisa Energética - EPE*	6.081.318
21BD	Estudos da Indústria de Biocombustíveis		**1.152.048**
		32314 - *Empresa de Pesquisa Energética - EPE*	1.152.048
4897	Transição Energética e Planejamento		**800.000**
		32101 - *Ministério de Minas e Energia - Administração Direta*	800.000

Programa: 3108 **Segurança Viária** Valor do Programa Constante da LOA: **543.744.090**

Órgão: *39000 Ministério dos Transportes* ***Valor LOA:*** *543.744.090*

Ação	Título	Unidade Orçamentária	Valor
11H1	Adequação de Ramal Ferroviário em Barra Mansa - na EF-222/RJ		**14.842.073**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	14.842.073
14TL	Adequação de Linha Férrea em Juiz de Fora - EF-040/MG		**956.178**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
162S	Adequação de Linha Férrea no Município de Paranaguá na EF-277/PR		**1.348.464**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	1.348.464
1K24	Construção de Contorno Ferroviário em Joinville - na EF-485/SC		**1.347.515**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	1.347.515
2036	Controle de Trânsito na Malha Rodoviária Federal		**33.109.667**

Programa: 3108 **Segurança Viária** Valor do Programa Constante da LOA: **543.744.090**

2036	Controle de Trânsito na Malha Rodoviária Federal		**33.109.667**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	33.109.667
20YZ	Promoção do Fortalecimento Institucional do Sistema Nacional de Trânsito		**18.745.190**
		39905 - *Fundo Nacional de Segurança e Educação do Trânsito - FUNSET*	18.745.190
21DO	Fiscalização dos Serviços de Transporte Terrestre e da Infraestrutura Concedida		**225.032.545**
		39250 - *Agência Nacional de Transportes Terrestres - ANTT*	225.032.545
21G6	Desenvolvimento de Melhorias em Locais Críticos de Sinistros de Trânsito em municípios		**104.000.000**
		39905 - *Fundo Nacional de Segurança e Educação do Trânsito - FUNSET*	104.000.000
21IR	Operações de Trânsito nas Rodovias Federais		**141.362.458**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	141.362.458
7Y24	Rebaixamento da Linha Férrea em Sarandi		**3.000.000**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	3.000.000

Programa: 3901 **Transporte Ferroviário** Valor do Programa Constante da LOA: **356.959.325**

Órgão: *39000 Ministério dos Transportes* ***Valor LOA:*** *356.959.325*

Ação	Título	Unidade Orçamentária	Valor
116E	Construção da Ferrovia Norte-Sul - Anápolis/GO - Uruaçu/GO - EF-151		**415.732**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.732
116X	Construção da Ferrovia Norte-Sul - Palmas/TO - Uruaçu/GO - EF-151		**415.732**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.732
11ZD	Construção da Ferrovia Norte-Sul - Ouroeste/SP - Estrela D´Oeste/SP - EF-151		**415.732**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.732
11ZE	Construção da Ferrovia de Integração Oeste-Leste - Ilhéus/BA - Caetité/BA - EF-334		**415.732**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.732
11ZH	Construção da Ferrovia Norte-Sul - Ouroverde de Goiás/GO - São Simão/GO - EF-151		**415.732**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.732
11ZI	Construção da Ferrovia Norte-Sul - Santa Vitória/MG - Iturama/MG - EF-151		**415.732**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.732
124G	Construção da Ferrovia de Integração Oeste-Leste - Caetité/BA - Barreiras/BA - EF-334		**198.084.691**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	198.084.691
1276	Construção de Contorno Ferroviário em São Francisco do Sul - na EF-485/SC		**1.905.827**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	1.905.827
14MM	Implantação do Plano de Recuperação de Áreas Degradadas na Malha Ferroviária		**8.989.748**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	8.989.748
15V3	Construção da Ferrovia de Integração Centro Oeste - Trecho Mara Rosa (GO) a Porto Velho (RO) EF 354		**9.169.544**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	9.169.544
15ZY	Construção da Ferrovia de Integração Oeste-Leste - Barreiras/BA - Figueirópolis/TO - EF-334 (FIOL 3)		**97.005**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	97.005
161K	Construção da Ferrovia Transnordestina - trecho entre Salgueiro/PE e Porto de Suape/PE - EF-232		**44.948.736**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	44.948.736
165S	Construção de Trecho Ferroviário - Barragem de Fronteiras na Ferrovia Tronco Norte - EF-225/CE		**89.897.469**

Programa: 3901 Transporte Ferroviário — Valor do Programa Constante da LOA: **356.959.325**

Ação	Título	Unidade Orçamentária	Valor
165S	Construção de Trecho Ferroviário - Barragem de Fronteiras na Ferrovia Tronco Norte - EF-225/CE		**89.897.469**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	89.897.469
168U	Reconstrução da Malha Ferroviária Sul – no Estado do Rio Grande do Sul		**956.178**
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	956.178
5E83	Construção da Ferrovia Norte-Sul - Aguiarnópolis/TO - Palmas/TO - EF-151		**415.735**
		39207 - *VALEC - Engenharia, Construções e Ferrovias S.A.*	415.735

Programa: 4006 Economia Popular e Solidária Sustentáveis — Valor do Programa Constante da LOA: **72.386.315**

Órgão: *40000 Ministério do Trabalho e Emprego* — ***Valor LOA:*** *72.386.315*

Ação	Título	Unidade Orçamentária	Valor
215F	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo		**72.386.315**
		40101 - *Ministério do Trabalho e Emprego - Administração Direta*	72.386.315

Programa: 4101 Comunicação Pública e Governamental — Valor do Programa Constante da LOA: **234.770.400**

Órgão: *20000 Presidência da República* — ***Valor LOA:*** *234.770.400*

Ação	Título	Unidade Orçamentária	Valor
20B5	Fortalecimento do Sistema Público de Radiodifusão e Comunicação		**173.820.400**
		20415 - *Empresa Brasil de Comunicação S.A. - EBC*	173.820.400
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**1.000.000**
		20415 - *Empresa Brasil de Comunicação S.A. - EBC*	1.000.000
2804	Publicações Oficiais		**59.950.000**
		20927 - *Fundo de Imprensa Nacional*	59.950.000

Programa: 4102 Segurança Institucional — Valor do Programa Constante da LOA: **52.375.859**

Órgão: *20000 Presidência da República* — ***Valor LOA:*** *52.375.859*

Ação	Título	Unidade Orçamentária	Valor
15R5	Implantação do Sistema de Proteção das Instalações Presidenciais - (ProPR)		**6.487.166**
		20101 - *Presidência da República*	6.487.166
21AP	Segurança da Informação e Cibersegurança		**5.640.000**
		20101 - *Presidência da República*	5.640.000
21H6	Gestão de Assuntos Estratégicos		**973.076**
		20101 - *Presidência da República*	973.076
4693	Segurança Presidencial		**39.275.617**
		20101 - *Presidência da República*	39.275.617

Programa: 4103 Sistema Financeiro do Futuro — Valor do Programa Constante da LOA: **310.111.153**

Órgão: *83000 Banco Central do Brasil* — ***Valor LOA:*** *310.111.153*

Ação	Título	Unidade Orçamentária	Valor
20ZA	Fortalecimento das Ações de Autoridade Monetária		**22.500.000**
		83201 - *Banco Central do Brasil - BACEN*	22.500.000
21AY	Prevenção à Lavagem de Dinheiro e ao Financiamento do Terrorismo		**16.247.236**
		83201 - *Banco Central do Brasil - BACEN*	16.247.236
21B1	Formulação da Política Monetária Cambial e de Crédito e Supervisão do Sistema Financeiro Nacional		**271.363.917**
		83201 - *Banco Central do Brasil - BACEN*	271.363.917

Programa: 4104 Transparência, Integridade e Enfrentamento da Corrupção — Valor do Programa Constante da LOA: **154.227.975**

Órgão: *37000 Controladoria-Geral da União* — ***Valor LOA:*** *154.227.975*

Ação	Título	Unidade Orçamentária	Valor
2D58	Auditoria Governamental, Transparência, Integridade e Enfrentamento da Corrupção		**154.227.975**
		37101 - *Controladoria-Geral da União -*	154.227.975

Programa: 4104	**Transparência, Integridade e Enfrentamento da Corrupção**	Valor do Programa Constante da LOA:	**154.227.975**
2D58	Auditoria Governamental, Transparência, Integridade e Enfrentamento da Corrupção		**154.227.975**
		Administração Direta	

Programa: 4105	**Defesa da Democracia e Segurança Jurídica para Inovação em Políticas Públicas**	Valor do Programa Constante da LOA:	**585.411.885**
Órgão:	*63000 Advocacia-Geral da União*	***Valor LOA:***	*585.411.885*
Ação	Título	Unidade Orçamentária	Valor
162I	Construção de Edifício-Sede da AGU em Fortaleza - CE		**985.707**
		63101 - *Advocacia-Geral da União*	985.707
2674	Representação Judicial e Extrajudicial da União e suas Autarquias e Fundações Federais		**584.426.178**
		63101 - *Advocacia-Geral da União*	584.426.178

Programa: 5111	**Educação Básica Democrática, com qualidade e equidade**	Valor do Programa Constante da LOA:	**87.900.145.077**
Órgão:	*26000 Ministério da Educação*	***Valor LOA:***	*87.900.145.077*
Ação	Título	Unidade Orçamentária	Valor
00O0	Concessão de Bolsas de Apoio à Educação Básica		**1.210.525.042**
		26291 - *Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	944.276.629
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	266.248.413
00OW	Apoio à Manutenção da Educação Infantil		**250.000.000**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	250.000.000
00PH	Concessão de Bolsas e Auxílio Financeiro para Promover a Alfabetização, a Elevação da Escolaridade e a Integração à Qualificação Profissional, na Educação de Jovens e Adultos		**68.572.675**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	68.572.675
00PI	Apoio ao Programa Nacional de Alimentação Escolar (PNAE)		**5.461.907.292**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	5.461.907.292
00SB	Complementação da União ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação – Fundeb		**69.954.569.694**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	69.954.569.694
00SU	Apoio à Implantação de Escolas para Educação Infantil		**1.325.017.334**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	1.325.017.334
00VI	Apoio à Implantação de Escolas em Tempo Integral		**19.297.959**
		26101 - *Ministério da Educação - Administração Direta*	18.534.759
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	763.200
0509	Apoio ao Desenvolvimento da Educação Básica		**959.000.161**
		26101 - *Ministério da Educação - Administração Direta*	548.180.486
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	410.819.675
0515	Dinheiro Direto na Escola para a Educação Básica		**2.029.949.449**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	2.029.949.449
0969	Apoio ao Transporte Escolar na Educação Básica		**872.038.385**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	872.038.385
0E53	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola		**727.851.024**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	727.851.024
20RI	Funcionamento das Instituições Federais de Educação Básica		**72.549.730**
		26101 - *Ministério da Educação - Administração Direta*	200.000
		26201 - *Colégio Pedro II*	59.518.949
		26231 - *Universidade Federal de Alagoas*	76.889
		26233 - *Universidade Federal do Ceará*	54.920

Programa: 5111 **Educação Básica Democrática, com qualidade e equidade** Valor do Programa Constante da LOA: **87.900.145.077**

Ação	Título	Unidade Orçamentária		Valor
20RI	Funcionamento das Instituições Federais de Educação Básica			**72.549.730**
		26234 -	*Universidade Federal do Espírito Santo*	98.857
		26235 -	*Universidade Federal de Goiás*	735.933
		26236 -	*Universidade Federal Fluminense*	406.411
		26237 -	*Universidade Federal de Juiz de Fora*	987.399
		26238 -	*Universidade Federal de Minas Gerais*	545.204
		26239 -	*Universidade Federal do Pará*	1.197.265
		26240 -	*Universidade Federal da Paraíba*	219.682
		26242 -	*Universidade Federal de Pernambuco*	2.335.169
		26243 -	*Universidade Federal do Rio Grande do Norte*	406.411
		26244 -	*Universidade Federal do Rio Grande do Sul*	516.252
		26245 -	*Universidade Federal do Rio de Janeiro*	746.917
		26246 -	*Universidade Federal de Santa Catarina*	1.109.391
		26247 -	*Universidade Federal de Santa Maria*	109.841
		26250 -	*Fundação Universidade Federal de Roraima*	450.347
		26252 -	*Universidade Federal de Campina Grande*	76.889
		26263 -	*Universidade Federal de Lavras*	87.873
		26272 -	*Fundação Universidade Federal do Maranhão*	648.061
		26274 -	*Universidade Federal de Uberlândia*	702.981
		26275 -	*Fundação Universidade Federal do Acre*	461.331
		26281 -	*Fundação Universidade Federal de Sergipe*	395.427
		26282 -	*Fundação Universidade Federal de Viçosa*	461.331
20RJ	Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica			**222.651.010**
		26101 -	*Ministério da Educação - Administração Direta*	103.805.135
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	118.845.875
20RM	Exames e Avaliações da Educação Básica			**874.116.319**
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	874.116.319
20RP	Apoio à Infraestrutura para a Educação Básica			**1.468.796.857**
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	1.468.796.857
20RQ	Produção, Avaliação, Aquisição e Distribuição de Livros e Materiais Didáticos e Pedagógicos para Educação Básica			**2.048.278.601**
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	2.048.278.601
213M	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão			**230.943.446**
		26101 -	*Ministério da Educação - Administração Direta*	229.957.739
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	985.707
214V	Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos			**44.131.699**
		26101 -	*Ministério da Educação - Administração Direta*	6.988.043
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	37.143.656
21CO	Funcionamento das Instituições Federais de Educação Especial			**48.262.657**
		26104 -	*Instituto Nacional de Educação de Surdos*	22.640.850
		26105 -	*Instituto Benjamin Constant*	25.621.807
4014	Censo Escolar da Educação Básica			**11.685.743**
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	11.685.743

Programa: 5112 **Educação Profissional e Tecnológica que Transforma** Valor do Programa Constante da LOA: **4.510.624.491**

Órgão: *26000 Ministério da Educação* ***Valor LOA:*** *4.510.624.491*

Ação	Título	Unidade Orçamentária	Valor

Programa: 5112	Educação Profissional e Tecnológica que Transforma	Valor do Programa Constante da LOA:		4.510.624.491
15R4	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica			**1.001.753.561**
		26101 -	*Ministério da Educação - Administração Direta*	1.001.753.561
20RG	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica			**417.143.619**
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	3.580.214
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	2.185.707
		26402 -	*Instituto Federal de Alagoas*	29.077.413
		26403 -	*Instituto Federal do Amazonas*	3.190.108
		26404 -	*Instituto Federal Baiano*	1.200.000
		26405 -	*Instituto Federal do Ceará*	5.530.322
		26406 -	*Instituto Federal do Espírito Santo*	43.550.000
		26407 -	*Instituto Federal Goiano*	950.000
		26408 -	*Instituto Federal do Maranhão*	18.033.065
		26409 -	*Instituto Federal de Minas Gerais*	11.926.893
		26410 -	*Instituto Federal do Norte de Minas Gerais*	3.950.000
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	4.238.129
		26412 -	*Instituto Federal do Sul de Minas Gerais*	1.050.000
		26413 -	*Instituto Federal do Triângulo Mineiro*	950.000
		26414 -	*Instituto Federal do Mato Grosso*	1.281.045
		26415 -	*Instituto Federal do Mato Grosso do Sul*	5.650.875
		26416 -	*Instituto Federal do Pará*	9.682.214
		26417 -	*Instituto Federal da Paraíba*	36.595.864
		26418 -	*Instituto Federal de Pernambuco*	4.320.000
		26419 -	*Instituto Federal do Rio Grande do Sul*	3.312.811
		26420 -	*Instituto Federal Farroupilha*	750.000
		26421 -	*Instituto Federal de Rondônia*	100.097.374
		26422 -	*Instituto Federal Catarinense*	900.000
		26423 -	*Instituto Federal de Sergipe*	310.000
		26424 -	*Instituto Federal do Tocantins*	371.296
		26425 -	*Instituto Federal do Acre*	28.639.787
		26426 -	*Instituto Federal do Amapá*	50.000
		26427 -	*Instituto Federal da Bahia*	3.819.412
		26428 -	*Instituto Federal de Brasília*	400.000
		26429 -	*Instituto Federal de Goiás*	1.585.707
		26430 -	*Instituto Federal do Sertão Pernambucano*	3.255.000
		26431 -	*Instituto Federal do Piauí*	3.724.172
		26432 -	*Instituto Federal do Paraná*	6.400.000
		26433 -	*Instituto Federal do Rio de Janeiro*	4.817.030
		26434 -	*Instituto Federal Fluminense*	5.073.127
		26435 -	*Instituto Federal do Rio Grande do Norte*	7.629.118
		26436 -	*Instituto Federal Sul-rio-grandense*	750.000
		26437 -	*Instituto Federal de Roraima*	2.485.707
		26438 -	*Instituto Federal de Santa Catarina*	1.400.000
		26439 -	*Instituto Federal de São Paulo*	54.431.229
20RL	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica			**2.170.553.302**
		26231 -	*Universidade Federal de Alagoas*	641.793
		26238 -	*Universidade Federal de Minas Gerais*	3.206.182
		26239 -	*Universidade Federal do Pará*	2.047.353
		26240 -	*Universidade Federal da Paraíba*	8.291.487
		26243 -	*Universidade Federal do Rio Grande do Norte*	9.468.839
		26247 -	*Universidade Federal de Santa Maria*	8.607.368
		26248 -	*Universidade Federal Rural de Pernambuco*	1.717.274

Programa: 5112	**Educação Profissional e Tecnológica que Transforma**	Valor do Programa Constante da LOA:		**4.510.624.491**
20RL	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica			**2.170.553.302**
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	2.628.910
		26250 -	*Fundação Universidade Federal de Roraima*	1.663.165
		26252 -	*Universidade Federal de Campina Grande*	1.692.510
		26254 -	*Universidade Federal do Triângulo Mineiro*	1.107.008
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	36.829.200
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	41.541.246
		26272 -	*Fundação Universidade Federal do Maranhão*	1.506.882
		26274 -	*Universidade Federal de Uberlândia*	1.738.064
		26279 -	*Fundação Universidade Federal do Piauí*	6.622.005
		26282 -	*Fundação Universidade Federal de Viçosa*	5.279.826
		26402 -	*Instituto Federal de Alagoas*	57.960.047
		26403 -	*Instituto Federal do Amazonas*	58.137.690
		26404 -	*Instituto Federal Baiano*	54.581.465
		26405 -	*Instituto Federal do Ceará*	90.407.125
		26406 -	*Instituto Federal do Espírito Santo*	72.538.568
		26407 -	*Instituto Federal Goiano*	47.869.023
		26408 -	*Instituto Federal do Maranhão*	95.835.631
		26409 -	*Instituto Federal de Minas Gerais*	51.505.062
		26410 -	*Instituto Federal do Norte de Minas Gerais*	43.752.133
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	33.609.691
		26412 -	*Instituto Federal do Sul de Minas Gerais*	60.404.756
		26413 -	*Instituto Federal do Triângulo Mineiro*	29.408.495
		26414 -	*Instituto Federal do Mato Grosso*	65.505.611
		26415 -	*Instituto Federal do Mato Grosso do Sul*	35.899.236
		26416 -	*Instituto Federal do Pará*	64.871.371
		26417 -	*Instituto Federal da Paraíba*	60.724.039
		26418 -	*Instituto Federal de Pernambuco*	60.632.976
		26419 -	*Instituto Federal do Rio Grande do Sul*	65.571.983
		26420 -	*Instituto Federal Farroupilha*	43.325.124
		26421 -	*Instituto Federal de Rondônia*	35.475.404
		26422 -	*Instituto Federal Catarinense*	49.839.742
		26423 -	*Instituto Federal de Sergipe*	30.684.546
		26424 -	*Instituto Federal do Tocantins*	38.687.866
		26425 -	*Instituto Federal do Acre*	18.912.109
		26426 -	*Instituto Federal do Amapá*	23.384.671
		26427 -	*Instituto Federal da Bahia*	67.119.482
		26428 -	*Instituto Federal de Brasília*	78.263.080
		26429 -	*Instituto Federal de Goiás*	42.717.631
		26430 -	*Instituto Federal do Sertão Pernambucano*	27.659.837
		26431 -	*Instituto Federal do Piauí*	67.374.054
		26432 -	*Instituto Federal do Paraná*	68.017.543
		26433 -	*Instituto Federal do Rio de Janeiro*	35.566.720
		26434 -	*Instituto Federal Fluminense*	48.892.113
		26435 -	*Instituto Federal do Rio Grande do Norte*	66.564.768
		26436 -	*Instituto Federal Sul-rio-grandense*	46.206.841
		26437 -	*Instituto Federal de Roraima*	16.128.330
		26438 -	*Instituto Federal de Santa Catarina*	64.321.891
		26439 -	*Instituto Federal de São Paulo*	117.607.536
219U	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica			**94.474.759**
		26101 -	*Ministério da Educação - Administração Direta*	94.474.759

Programa: 5112	**Educação Profissional e Tecnológica que Transforma**	Valor do Programa Constante da LOA:		**4.510.624.491**
21B3	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica			**91.475.489**
		26101 -	*Ministério da Educação - Administração Direta*	1.997.117
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	624.000
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	9.104.005
		26405 -	*Instituto Federal do Ceará*	3.243.584
		26406 -	*Instituto Federal do Espírito Santo*	1.112.087
		26407 -	*Instituto Federal Goiano*	1.158.611
		26408 -	*Instituto Federal do Maranhão*	1.853.476
		26409 -	*Instituto Federal de Minas Gerais*	8.802.806
		26410 -	*Instituto Federal do Norte de Minas Gerais*	2.085.161
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	3.355.916
		26412 -	*Instituto Federal do Sul de Minas Gerais*	3.830.978
		26413 -	*Instituto Federal do Triângulo Mineiro*	6.567.799
		26414 -	*Instituto Federal do Mato Grosso*	2.446.150
		26415 -	*Instituto Federal do Mato Grosso do Sul*	1.579.491
		26417 -	*Instituto Federal da Paraíba*	3.487.788
		26419 -	*Instituto Federal do Rio Grande do Sul*	5.317.500
		26420 -	*Instituto Federal Farroupilha*	1.334.504
		26421 -	*Instituto Federal de Rondônia*	2.316.846
		26422 -	*Instituto Federal Catarinense*	2.172.782
		26424 -	*Instituto Federal do Tocantins*	2.424.172
		26425 -	*Instituto Federal do Acre*	1.112.087
		26426 -	*Instituto Federal do Amapá*	450.000
		26427 -	*Instituto Federal da Bahia*	1.890.547
		26428 -	*Instituto Federal de Brasília*	1.526.772
		26429 -	*Instituto Federal de Goiás*	300.000
		26430 -	*Instituto Federal do Sertão Pernambucano*	1.668.129
		26431 -	*Instituto Federal do Piauí*	150.000
		26432 -	*Instituto Federal do Paraná*	2.060.803
		26433 -	*Instituto Federal do Rio de Janeiro*	3.653.751
		26434 -	*Instituto Federal Fluminense*	1.529.118
		26435 -	*Instituto Federal do Rio Grande do Norte*	7.603.838
		26436 -	*Instituto Federal Sul-rio-grandense*	1.064.760
		26437 -	*Instituto Federal de Roraima*	500.000
		26438 -	*Instituto Federal de Santa Catarina*	1.112.087
		26439 -	*Instituto Federal de São Paulo*	2.038.824
21B4	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica			**120.289.460**
		26101 -	*Ministério da Educação - Administração Direta*	55.682.902
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	64.606.558
21B5	Avaliação da Educação Profissional e Tecnológica			**7.250.535**
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	7.250.535
21IH	Assistência para Atendimento a Pessoas com Deficiência			**99.304.049**
		26247 -	*Universidade Federal de Santa Maria*	10.010
		26248 -	*Universidade Federal Rural de Pernambuco*	10.000
		26250 -	*Fundação Universidade Federal de Roraima*	100.000
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	985.707
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	250.000
		26282 -	*Fundação Universidade Federal de Viçosa*	44.800
		26402 -	*Instituto Federal de Alagoas*	3.820.231
		26403 -	*Instituto Federal do Amazonas*	3.617.059

Programa: 5112	**Educação Profissional e Tecnológica que Transforma**	Valor do Programa Constante da LOA:	**4.510.624.491**
21IH	Assistência para Atendimento a Pessoas com Deficiência		**99.304.049**
		26404 - *Instituto Federal Baiano*	1.331.865
		26405 - *Instituto Federal do Ceará*	4.819.038
		26406 - *Instituto Federal do Espírito Santo*	2.857.895
		26407 - *Instituto Federal Goiano*	1.112.087
		26408 - *Instituto Federal do Maranhão*	4.633.690
		26409 - *Instituto Federal de Minas Gerais*	2.348.861
		26410 - *Instituto Federal do Norte de Minas Gerais*	3.243.584
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	2.328.305
		26412 - *Instituto Federal do Sul de Minas Gerais*	2.322.652
		26413 - *Instituto Federal do Triângulo Mineiro*	1.459.561
		26414 - *Instituto Federal do Mato Grosso*	2.058.039
		26415 - *Instituto Federal do Mato Grosso do Sul*	1.853.476
		26416 - *Instituto Federal do Pará*	3.243.584
		26417 - *Instituto Federal da Paraíba*	5.287.191
		26418 - *Instituto Federal de Pernambuco*	1.992.488
		26419 - *Instituto Federal do Rio Grande do Sul*	2.830.259
		26420 - *Instituto Federal Farroupilha*	1.112.087
		26421 - *Instituto Federal de Rondônia*	1.853.476
		26422 - *Instituto Federal Catarinense*	2.131.499
		26423 - *Instituto Federal de Sergipe*	10.000
		26424 - *Instituto Federal do Tocantins*	1.575.455
		26425 - *Instituto Federal do Acre*	985.707
		26426 - *Instituto Federal do Amapá*	665.921
		26427 - *Instituto Federal da Bahia*	2.780.214
		26428 - *Instituto Federal de Brasília*	2.016.529
		26429 - *Instituto Federal de Goiás*	2.334.453
		26430 - *Instituto Federal do Sertão Pernambucano*	800.000
		26431 - *Instituto Federal do Piauí*	5.171.347
		26432 - *Instituto Federal do Paraná*	3.655.336
		26433 - *Instituto Federal do Rio de Janeiro*	900.000
		26434 - *Instituto Federal Fluminense*	1.958.580
		26435 - *Instituto Federal do Rio Grande do Norte*	7.645.589
		26436 - *Instituto Federal Sul-rio-grandense*	2.852.968
		26437 - *Instituto Federal de Roraima*	200.000
		26438 - *Instituto Federal de Santa Catarina*	3.831.510
		26439 - *Instituto Federal de São Paulo*	4.262.996
21IV	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT		**157.588.069**
		26201 - *Colégio Pedro II*	3.115.541
		26256 - *Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	2.886.493
		26257 - *Centro Federal de Educação Tecnológica de Minas Gerais*	2.900.014
		26402 - *Instituto Federal de Alagoas*	3.108.855
		26403 - *Instituto Federal do Amazonas*	3.681.429
		26404 - *Instituto Federal Baiano*	4.070.416
		26405 - *Instituto Federal do Ceará*	9.740.746
		26406 - *Instituto Federal do Espírito Santo*	5.700.000
		26407 - *Instituto Federal Goiano*	3.834.824
		26408 - *Instituto Federal do Maranhão*	8.207.069
		26409 - *Instituto Federal de Minas Gerais*	4.141.235
		26410 - *Instituto Federal do Norte de Minas Gerais*	3.163.004
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	2.636.000
		26412 - *Instituto Federal do Sul de Minas Gerais*	3.942.161
		26413 - *Instituto Federal do Triângulo Mineiro*	407.667

Programa: 5112	**Educação Profissional e Tecnológica que Transforma**	Valor do Programa Constante da LOA:	**4.510.624.491**
21IV	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT		**157.588.069**
		26414 - *Instituto Federal do Mato Grosso*	6.289.826
		26415 - *Instituto Federal do Mato Grosso do Sul*	1.990.050
		26416 - *Instituto Federal do Pará*	5.171.284
		26417 - *Instituto Federal da Paraíba*	5.655.573
		26418 - *Instituto Federal de Pernambuco*	4.652.647
		26419 - *Instituto Federal do Rio Grande do Sul*	3.850.628
		26420 - *Instituto Federal Farroupilha*	3.836.047
		26421 - *Instituto Federal de Rondônia*	2.898.542
		26422 - *Instituto Federal Catarinense*	3.950.598
		26423 - *Instituto Federal de Sergipe*	2.214.596
		26424 - *Instituto Federal do Tocantins*	2.837.008
		26425 - *Instituto Federal do Acre*	1.129.371
		26426 - *Instituto Federal do Amapá*	1.415.465
		26427 - *Instituto Federal da Bahia*	5.441.304
		26428 - *Instituto Federal de Brasília*	2.362.367
		26429 - *Instituto Federal de Goiás*	2.730.456
		26430 - *Instituto Federal do Sertão Pernambucano*	2.159.152
		26431 - *Instituto Federal do Piauí*	5.619.542
		26432 - *Instituto Federal do Paraná*	3.322.610
		26433 - *Instituto Federal do Rio de Janeiro*	2.650.702
		26434 - *Instituto Federal Fluminense*	4.013.942
		26435 - *Instituto Federal do Rio Grande do Norte*	4.975.828
		26436 - *Instituto Federal Sul-rio-grandense*	3.127.077
		26437 - *Instituto Federal de Roraima*	1.410.000
		26438 - *Instituto Federal de Santa Catarina*	4.211.459
		26439 - *Instituto Federal de São Paulo*	8.136.541
2994	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica		**350.791.648**
		26201 - *Colégio Pedro II*	6.508.759
		26231 - *Universidade Federal de Alagoas*	309.134
		26238 - *Universidade Federal de Minas Gerais*	1.095.072
		26239 - *Universidade Federal do Pará*	991.399
		26240 - *Universidade Federal da Paraíba*	2.542.059
		26243 - *Universidade Federal do Rio Grande do Norte*	3.012.138
		26247 - *Universidade Federal de Santa Maria*	3.425.728
		26248 - *Universidade Federal Rural de Pernambuco*	846.852
		26249 - *Universidade Federal Rural do Rio de Janeiro*	976.474
		26250 - *Fundação Universidade Federal de Roraima*	563.842
		26252 - *Universidade Federal de Campina Grande*	600.851
		26254 - *Universidade Federal do Triângulo Mineiro*	529.011
		26256 - *Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	6.030.250
		26257 - *Centro Federal de Educação Tecnológica de Minas Gerais*	6.058.497
		26272 - *Fundação Universidade Federal do Maranhão*	563.842
		26274 - *Universidade Federal de Uberlândia*	805.489
		26279 - *Fundação Universidade Federal do Piauí*	2.513.814
		26282 - *Fundação Universidade Federal de Viçosa*	1.719.766
		26402 - *Instituto Federal de Alagoas*	6.494.792
		26403 - *Instituto Federal do Amazonas*	7.690.971
		26404 - *Instituto Federal Baiano*	8.503.614
		26405 - *Instituto Federal do Ceará*	20.349.649
		26406 - *Instituto Federal do Espírito Santo*	11.908.021
		26407 - *Instituto Federal Goiano*	8.011.433

Programa: 5112	**Educação Profissional e Tecnológica que Transforma**	Valor do Programa Constante da LOA:	**4.510.624.491**
2994	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica		**350.791.648**
		26408 - *Instituto Federal do Maranhão*	17.145.605
		26409 - *Instituto Federal de Minas Gerais*	8.651.562
		26410 - *Instituto Federal do Norte de Minas Gerais*	6.607.917
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	5.876.938
		26412 - *Instituto Federal do Sul de Minas Gerais*	8.235.672
		26413 - *Instituto Federal do Triângulo Mineiro*	851.668
		26414 - *Instituto Federal do Mato Grosso*	13.240.243
		26415 - *Instituto Federal do Mato Grosso do Sul*	4.157.466
		26416 - *Instituto Federal do Pará*	10.803.467
		26417 - *Instituto Federal da Paraíba*	11.815.209
		26418 - *Instituto Federal de Pernambuco*	9.719.969
		26419 - *Instituto Federal do Rio Grande do Sul*	8.044.449
		26420 - *Instituto Federal Farroupilha*	8.013.987
		26421 - *Instituto Federal de Rondônia*	6.055.422
		26422 - *Instituto Federal Catarinense*	8.253.300
		26423 - *Instituto Federal de Sergipe*	4.626.571
		26424 - *Instituto Federal do Tocantins*	5.926.870
		26425 - *Instituto Federal do Acre*	2.359.400
		26426 - *Instituto Federal do Amapá*	3.468.842
		26427 - *Instituto Federal da Bahia*	11.367.573
		26428 - *Instituto Federal de Brasília*	4.935.282
		26429 - *Instituto Federal de Goiás*	5.704.269
		26430 - *Instituto Federal do Sertão Pernambucano*	4.510.741
		26431 - *Instituto Federal do Piauí*	11.739.933
		26432 - *Instituto Federal do Paraná*	6.941.354
		26433 - *Instituto Federal do Rio de Janeiro*	5.537.653
		26434 - *Instituto Federal Fluminense*	8.385.633
		26435 - *Instituto Federal do Rio Grande do Norte*	10.395.135
		26436 - *Instituto Federal Sul-rio-grandense*	6.532.860
		26437 - *Instituto Federal de Roraima*	2.945.669
		26438 - *Instituto Federal de Santa Catarina*	8.891.269
		26439 - *Instituto Federal de São Paulo*	16.998.263

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:	**14.138.433.818**
Órgão:	*26000 Ministério da Educação*	***Valor LOA:***	*13.758.484.035*
Ação	Título	Unidade Orçamentária	Valor
0048	Apoio a Entidades de Ensino Superior Não Federais		**25.006.503**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	25.006.503
00P1	Concessão de Bolsas de Residência em Saúde		**240.454**
		26105 - *Instituto Benjamin Constant*	240.454
00QC	Concessão de Bolsas para Supervisão do Programa Mais Médicos		**13.625.769**
		26101 - *Ministério da Educação - Administração Direta*	9.267.380
		26294 - *Hospital de Clínicas de Porto Alegre*	4.358.389
00QH	Concessão de Bolsas no Âmbito do Programa de Estímulo à Reestruturação e ao Fortalecimento das Instituições de Ensino Superior (Proies)		**135.636.544**
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	135.636.544
00VL	Assistência à Moradia de Bolsistas Atuantes em Programas de Residência Médica		**3.705**
		26101 - *Ministério da Educação - Administração Direta*	3.705
0487	Concessão de Bolsas de Estudo no Ensino Superior		**2.915.588.251**
		26291 - *Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	2.915.588.251

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:		**14.138.433.818**
0A12	Concessão de Bolsa Permanência no Ensino Superior			**351.606.955**
		26101 -	*Ministério da Educação - Administração Direta*	90.822.910
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	260.784.045
152X	Ampliação e Reestruturação de Instituições Militares de Ensino Superior			**7.413.904**
		26101 -	*Ministério da Educação - Administração Direta*	7.413.904
15R3	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior			**645.945.778**
		26101 -	*Ministério da Educação - Administração Direta*	599.052.421
		26237 -	*Universidade Federal de Juiz de Fora*	5.815.000
		26240 -	*Universidade Federal da Paraíba*	32.527.090
		26242 -	*Universidade Federal de Pernambuco*	2.780.214
		26247 -	*Universidade Federal de Santa Maria*	800.000
		26266 -	*Fundação Universidade Federal do Pampa*	3.117.577
		26352 -	*Fundação Universidade Federal do ABC*	1.853.476
15YS	Implantação do Alojamento do ITA			**94.414**
		26101 -	*Ministério da Educação - Administração Direta*	94.414
165V	Apoio a Implementação do ITA Ceará			**71.328.441**
		26101 -	*Ministério da Educação - Administração Direta*	71.328.441
169F	Desenvolvimento e Modernização dos Hospitais Universitários Federais			**75.759.531**
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	75.759.531
20GK	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão			**833.028.173**
		26101 -	*Ministério da Educação - Administração Direta*	21.442.206
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	1.973.076
		26231 -	*Universidade Federal de Alagoas*	10.340.642
		26232 -	*Universidade Federal da Bahia*	15.435.420
		26233 -	*Universidade Federal do Ceará*	14.473.886
		26234 -	*Universidade Federal do Espírito Santo*	17.766.001
		26235 -	*Universidade Federal de Goiás*	17.028.866
		26236 -	*Universidade Federal Fluminense*	38.830.171
		26237 -	*Universidade Federal de Juiz de Fora*	152.795.041
		26238 -	*Universidade Federal de Minas Gerais*	11.360.428
		26239 -	*Universidade Federal do Pará*	6.301.819
		26240 -	*Universidade Federal da Paraíba*	19.101.461
		26241 -	*Universidade Federal do Paraná*	3.821.000
		26242 -	*Universidade Federal de Pernambuco*	4.524.873
		26243 -	*Universidade Federal do Rio Grande do Norte*	15.567.380
		26244 -	*Universidade Federal do Rio Grande do Sul*	7.332.936
		26245 -	*Universidade Federal do Rio de Janeiro*	22.716.069
		26246 -	*Universidade Federal de Santa Catarina*	37.166.470
		26247 -	*Universidade Federal de Santa Maria*	10.639.467
		26248 -	*Universidade Federal Rural de Pernambuco*	3.458.333
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	15.950.277
		26250 -	*Fundação Universidade Federal de Roraima*	2.700.613
		26251 -	*Fundação Universidade Federal do Tocantins*	3.046.150
		26253 -	*Universidade Federal Rural da Amazônia*	2.802.456
		26254 -	*Universidade Federal do Triângulo Mineiro*	1.728.434
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	4.308.224
		26258 -	*Universidade Tecnológica Federal do Paraná*	980.000
		26260 -	*Universidade Federal de Alfenas*	1.994.487

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:		**14.138.433.818**
20GK	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão			**833.028.173**
		26261 -	*Universidade Federal de Itajubá*	3.242.471
		26262 -	*Universidade Federal de São Paulo*	31.100.056
		26263 -	*Universidade Federal de Lavras*	1.853.476
		26264 -	*Universidade Federal Rural do Semi-Árido*	5.810.081
		26266 -	*Fundação Universidade Federal do Pampa*	4.269.990
		26267 -	*Universidade Federal da Integração Latino Americana*	8.929.439
		26268 -	*Fundação Universidade Federal de Rondônia*	2.826.552
		26269 -	*Fundação Universidade do Rio de Janeiro*	45.872.058
		26270 -	*Fundação Universidade do Amazonas*	8.342.496
		26271 -	*Fundação Universidade de Brasília*	2.699.549
		26272 -	*Fundação Universidade Federal do Maranhão*	9.094.549
		26273 -	*Fundação Universidade Federal do Rio Grande*	1.479.075
		26274 -	*Universidade Federal de Uberlândia*	250.000
		26275 -	*Fundação Universidade Federal do Acre*	3.243.584
		26276 -	*Fundação Universidade Federal de Mato Grosso*	3.001.612
		26277 -	*Fundação Universidade Federal de Ouro Preto*	10.763.817
		26278 -	*Fundação Universidade Federal de Pelotas*	4.755.141
		26279 -	*Fundação Universidade Federal do Piauí*	5.745.776
		26280 -	*Fundação Universidade Federal de São Carlos*	1.612.087
		26281 -	*Fundação Universidade Federal de Sergipe*	1.633.283
		26282 -	*Fundação Universidade Federal de Viçosa*	1.533.489
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	6.833.911
		26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	350.000
		26285 -	*Fundação Universidade Federal de São João del-Rei*	1.710.873
		26286 -	*Fundação Universidade Federal do Amapá*	35.425.960
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	36.103.067
		26292 -	*Fundação Joaquim Nabuco*	455.000
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	86.308.955
		26350 -	*Fundação Universidade Federal da Grande Dourados*	5.152.392
		26351 -	*Universidade Federal do Recôncavo da Bahia*	3.569.544
		26352 -	*Fundação Universidade Federal do ABC*	5.211.711
		26440 -	*Universidade Federal da Fronteira Sul*	3.372.672
		26441 -	*Universidade Federal do Oeste do Pará*	1.990.030
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	2.947.680
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	100.000
		26447 -	*Universidade Federal do Oeste da Bahia*	2.053.476
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	985.707
		26449 -	*Universidade Federal do Cariri*	3.889.659
		26450 -	*Universidade Federal do Sul da Bahia*	5.997.588
		26452 -	*Universidade Federal de Catalão*	1.192.712
		26453 -	*Universidade Federal de Jataí*	1.170.471
		26454 -	*Universidade Federal de Rondonópolis*	725.300
		26455 -	*Universidade Federal do Delta do Parnaíba*	2.454.798
		26456 -	*Universidade Federal do Agreste de Pernambuco*	1.321.900
		26457 -	*Universidade Federal do Norte do Tocantins*	60.000
20RK	Funcionamento de Instituições Federais de Ensino Superior			**5.362.608.232**
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	34.204.046

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:	**14.138.433.818**
20RK	Funcionamento de Instituições Federais de Ensino Superior		**5.362.608.232**
	26231 -	*Universidade Federal de Alagoas*	72.611.512
	26232 -	*Universidade Federal da Bahia*	129.986.801
	26233 -	*Universidade Federal do Ceará*	111.120.055
	26234 -	*Universidade Federal do Espírito Santo*	88.359.557
	26235 -	*Universidade Federal de Goiás*	93.827.222
	26236 -	*Universidade Federal Fluminense*	154.756.972
	26237 -	*Universidade Federal de Juiz de Fora*	195.164.273
	26238 -	*Universidade Federal de Minas Gerais*	222.472.535
	26239 -	*Universidade Federal do Pará*	162.928.994
	26240 -	*Universidade Federal da Paraíba*	86.050.835
	26241 -	*Universidade Federal do Paraná*	200.393.129
	26242 -	*Universidade Federal de Pernambuco*	134.383.290
	26243 -	*Universidade Federal do Rio Grande do Norte*	157.275.287
	26244 -	*Universidade Federal do Rio Grande do Sul*	183.030.648
	26245 -	*Universidade Federal do Rio de Janeiro*	308.931.808
	26246 -	*Universidade Federal de Santa Catarina*	146.535.540
	26247 -	*Universidade Federal de Santa Maria*	87.599.619
	26248 -	*Universidade Federal Rural de Pernambuco*	57.751.382
	26249 -	*Universidade Federal Rural do Rio de Janeiro*	47.423.844
	26250 -	*Fundação Universidade Federal de Roraima*	23.493.962
	26251 -	*Fundação Universidade Federal do Tocantins*	45.896.244
	26252 -	*Universidade Federal de Campina Grande*	73.365.512
	26253 -	*Universidade Federal Rural da Amazônia*	33.108.067
	26254 -	*Universidade Federal do Triângulo Mineiro*	35.723.469
	26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	39.932.589
	26258 -	*Universidade Tecnológica Federal do Paraná*	128.095.776
	26260 -	*Universidade Federal de Alfenas*	35.621.460
	26261 -	*Universidade Federal de Itajubá*	31.435.524
	26262 -	*Universidade Federal de São Paulo*	89.734.216
	26263 -	*Universidade Federal de Lavras*	59.076.059
	26264 -	*Universidade Federal Rural do Semi-Árido*	51.896.751
	26266 -	*Fundação Universidade Federal do Pampa*	40.103.874
	26267 -	*Universidade Federal da Integração Latino Americana*	28.522.772
	26268 -	*Fundação Universidade Federal de Rondônia*	33.136.449
	26269 -	*Fundação Universidade do Rio de Janeiro*	41.115.836
	26270 -	*Fundação Universidade do Amazonas*	95.883.634
	26271 -	*Fundação Universidade de Brasília*	295.125.066
	26272 -	*Fundação Universidade Federal do Maranhão*	105.652.360
	26273 -	*Fundação Universidade Federal do Rio Grande*	60.501.156
	26274 -	*Universidade Federal de Uberlândia*	135.028.019
	26275 -	*Fundação Universidade Federal do Acre*	84.264.915
	26276 -	*Fundação Universidade Federal de Mato Grosso*	88.498.823
	26277 -	*Fundação Universidade Federal de Ouro Preto*	42.902.279
	26278 -	*Fundação Universidade Federal de Pelotas*	73.884.292
	26279 -	*Fundação Universidade Federal do Piauí*	84.697.000
	26280 -	*Fundação Universidade Federal de São Carlos*	71.390.900
	26281 -	*Fundação Universidade Federal de Sergipe*	83.031.779
	26282 -	*Fundação Universidade Federal de Viçosa*	81.441.770
	26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	98.626.955
	26284 -	*Fundação Universidade Federal de*	34.982.493

Programa: 5113 Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade — Valor do Programa Constante da LOA: **14.138.433.818**

Ação	Descrição	Unidade	Órgão	Valor
20RK	Funcionamento de Instituições Federais de Ensino Superior			**5.362.608.232**
			Ciências da Saúde de Porto Alegre	
		26285 -	*Fundação Universidade Federal de São João del-Rei*	51.751.485
		26286 -	*Fundação Universidade Federal do Amapá*	27.024.812
		26350 -	*Fundação Universidade Federal da Grande Dourados*	34.166.064
		26351 -	*Universidade Federal do Recôncavo da Bahia*	36.507.448
		26352 -	*Fundação Universidade Federal do ABC*	46.379.519
		26440 -	*Universidade Federal da Fronteira Sul*	43.661.918
		26441 -	*Universidade Federal do Oeste do Pará*	34.938.088
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	24.078.161
		26447 -	*Universidade Federal do Oeste da Bahia*	15.649.088
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	21.141.116
		26449 -	*Universidade Federal do Cariri*	21.275.523
		26450 -	*Universidade Federal do Sul da Bahia*	16.857.318
		26452 -	*Universidade Federal de Catalão*	12.253.033
		26453 -	*Universidade Federal de Jataí*	17.623.819
		26454 -	*Universidade Federal de Rondonópolis*	12.648.697
		26455 -	*Universidade Federal do Delta do Parnaíba*	14.280.797
		26456 -	*Universidade Federal do Agreste de Pernambuco*	11.417.279
		26457 -	*Universidade Federal do Norte do Tocantins*	19.976.717
20RN	Avaliação da Educação Superior e da Pós-Graduação			**392.192.273**
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	380.298.496
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	11.893.777
219V	Apoio ao Funcionamento das Instituições Federais de Educação Superior			**146.388.885**
		26101 -	*Ministério da Educação - Administração Direta*	146.388.885
21D7	Apoio à Educação a Distância			**10.850.318**
		26101 -	*Ministério da Educação - Administração Direta*	1.000.000
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	85.738
		26231 -	*Universidade Federal de Alagoas*	62.233
		26232 -	*Universidade Federal da Bahia*	268.911
		26233 -	*Universidade Federal do Ceará*	120.821
		26234 -	*Universidade Federal do Espírito Santo*	121.931
		26235 -	*Universidade Federal de Goiás*	20.979
		26236 -	*Universidade Federal Fluminense*	1.335.258
		26237 -	*Universidade Federal de Juiz de Fora*	158.140
		26238 -	*Universidade Federal de Minas Gerais*	8.991
		26239 -	*Universidade Federal do Pará*	215.140
		26240 -	*Universidade Federal da Paraíba*	210.733
		26241 -	*Universidade Federal do Paraná*	21.508
		26242 -	*Universidade Federal de Pernambuco*	20.270
		26243 -	*Universidade Federal do Rio Grande do Norte*	157.081
		26244 -	*Universidade Federal do Rio Grande do Sul*	103.310
		26245 -	*Universidade Federal do Rio de Janeiro*	615.279
		26246 -	*Universidade Federal de Santa Catarina*	66.288
		26247 -	*Universidade Federal de Santa Maria*	209.499
		26248 -	*Universidade Federal Rural de Pernambuco*	188.109
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	966.997
		26250 -	*Fundação Universidade Federal de Roraima*	61.704
		26251 -	*Fundação Universidade Federal do Tocantins*	217.489

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:		**14.138.433.818**
21D7	Apoio à Educação a Distância			**10.850.318**
		26253 -	*Universidade Federal Rural da Amazônia*	25.034
		26254 -	*Universidade Federal do Triângulo Mineiro*	65.231
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	75.103
		26260 -	*Universidade Federal de Alfenas*	45.580
		26261 -	*Universidade Federal de Itajubá*	29.618
		26262 -	*Universidade Federal de São Paulo*	7.404
		26263 -	*Universidade Federal de Lavras*	186.699
		26264 -	*Universidade Federal Rural do Semi-Árido*	89.383
		26266 -	*Fundação Universidade Federal do Pampa*	167.950
		26267 -	*Universidade Federal da Integração Latino Americana*	5.000
		26268 -	*Fundação Universidade Federal de Rondônia*	15.000
		26269 -	*Fundação Universidade do Rio de Janeiro*	558.158
		26270 -	*Fundação Universidade do Amazonas*	93.553
		26271 -	*Fundação Universidade de Brasília*	95.377
		26272 -	*Fundação Universidade Federal do Maranhão*	797.923
		26273 -	*Fundação Universidade Federal do Rio Grande*	16.572
		26274 -	*Universidade Federal de Uberlândia*	74.750
		26275 -	*Fundação Universidade Federal do Acre*	51.126
		26276 -	*Fundação Universidade Federal de Mato Grosso*	155.142
		26277 -	*Fundação Universidade Federal de Ouro Preto*	101.900
		26278 -	*Fundação Universidade Federal de Pelotas*	234.766
		26279 -	*Fundação Universidade Federal do Piauí*	200.000
		26280 -	*Fundação Universidade Federal de São Carlos*	20.627
		26281 -	*Fundação Universidade Federal de Sergipe*	126.582
		26282 -	*Fundação Universidade Federal de Viçosa*	100.000
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	370.755
		26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	100.000
		26285 -	*Fundação Universidade Federal de São João del-Rei*	89.030
		26286 -	*Fundação Universidade Federal do Amapá*	292.302
		26350 -	*Fundação Universidade Federal da Grande Dourados*	111.949
		26351 -	*Universidade Federal do Recôncavo da Bahia*	56.415
		26440 -	*Universidade Federal da Fronteira Sul*	75.000
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	74.221
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	20.000
		26449 -	*Universidade Federal do Cariri*	45.485
		26452 -	*Universidade Federal de Catalão*	20.274
		26455 -	*Universidade Federal do Delta do Parnaíba*	10.000
		26456 -	*Universidade Federal do Agreste de Pernambuco*	10.000
21D8	Adequação e Modernização dos Hospitais Universitários Federais			**36.897.031**
		26294 -	*Hospital de Clínicas de Porto Alegre*	36.897.031
21GK	Funcionamento, Manutenção e Conservação do Museu Nacional			**500.000**
		26245 -	*Universidade Federal do Rio de Janeiro*	500.000
21GS	Internacionalização da Educação Superior			**14.283.955**
		26101 -	*Ministério da Educação - Administração Direta*	4.497.923
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	22.428
		26231 -	*Universidade Federal de Alagoas*	405.228
		26232 -	*Universidade Federal da Bahia*	716.699
		26233 -	*Universidade Federal do Ceará*	565.512

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:	**14.138.433.818**

21GS Internacionalização da Educação Superior			**14.283.955**
	26234 -	*Universidade Federal do Espírito Santo*	588.582
	26235 -	*Universidade Federal de Goiás*	673.709
	26236 -	*Universidade Federal Fluminense*	142.215
	26237 -	*Universidade Federal de Juiz de Fora*	79.709
	26238 -	*Universidade Federal de Minas Gerais*	129.760
	26239 -	*Universidade Federal do Pará*	138.356
	26240 -	*Universidade Federal da Paraíba*	104.345
	26241 -	*Universidade Federal do Paraná*	102.702
	26242 -	*Universidade Federal de Pernambuco*	583.800
	26243 -	*Universidade Federal do Rio Grande do Norte*	186.253
	26244 -	*Universidade Federal do Rio Grande do Sul*	170.316
	26245 -	*Universidade Federal do Rio de Janeiro*	166.925
	26246 -	*Universidade Federal de Santa Catarina*	103.731
	26247 -	*Universidade Federal de Santa Maria*	70.166
	26248 -	*Universidade Federal Rural de Pernambuco*	49.864
	26249 -	*Universidade Federal Rural do Rio de Janeiro*	56.772
	26250 -	*Fundação Universidade Federal de Roraima*	18.988
	26251 -	*Fundação Universidade Federal do Tocantins*	147.226
	26252 -	*Universidade Federal de Campina Grande*	60.011
	26253 -	*Universidade Federal Rural da Amazônia*	30.762
	26254 -	*Universidade Federal do Triângulo Mineiro*	167.888
	26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	108.253
	26258 -	*Universidade Tecnológica Federal do Paraná*	122.834
	26260 -	*Universidade Federal de Alfenas*	97.545
	26261 -	*Universidade Federal de Itajubá*	334.063
	26262 -	*Universidade Federal de São Paulo*	51.564
	26263 -	*Universidade Federal de Lavras*	168.126
	26264 -	*Universidade Federal Rural do Semi-Árido*	54.139
	26266 -	*Fundação Universidade Federal do Pampa*	277.418
	26267 -	*Universidade Federal da Integração Latino Americana*	39.618
	26268 -	*Fundação Universidade Federal de Rondônia*	15.000
	26269 -	*Fundação Universidade do Rio de Janeiro*	38.622
	26270 -	*Fundação Universidade do Amazonas*	118.099
	26271 -	*Fundação Universidade de Brasília*	423.579
	26272 -	*Fundação Universidade Federal do Maranhão*	255.327
	26273 -	*Fundação Universidade Federal do Rio Grande*	34.063
	26274 -	*Universidade Federal de Uberlândia*	124.898
	26275 -	*Fundação Universidade Federal do Acre*	33.285
	26276 -	*Fundação Universidade Federal de Mato Grosso*	90.835
	26277 -	*Fundação Universidade Federal de Ouro Preto*	300.000
	26278 -	*Fundação Universidade Federal de Pelotas*	98.872
	26279 -	*Fundação Universidade Federal do Piauí*	68.126
	26280 -	*Fundação Universidade Federal de São Carlos*	56.772
	26281 -	*Fundação Universidade Federal de Sergipe*	88.833
	26282 -	*Fundação Universidade Federal de Viçosa*	59.058
	26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	84.286
	26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	200.000
	26285 -	*Fundação Universidade Federal de São João del-Rei*	87.553
	26286 -	*Fundação Universidade Federal do Amapá*	43.200

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:		**14.138.433.818**
21GS	Internacionalização da Educação Superior			**14.283.955**
		26350 -	*Fundação Universidade Federal da Grande Dourados*	55.400
		26351 -	*Universidade Federal do Recôncavo da Bahia*	224.063
		26352 -	*Fundação Universidade Federal do ABC*	357.657
		26440 -	*Universidade Federal da Fronteira Sul*	27.720
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	17.076
		26447 -	*Universidade Federal do Oeste da Bahia*	14.378
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	21.953
		26449 -	*Universidade Federal do Cariri*	14.239
		26450 -	*Universidade Federal do Sul da Bahia*	13.040
		26452 -	*Universidade Federal de Catalão*	11.641
		26453 -	*Universidade Federal de Jataí*	12.690
		26454 -	*Universidade Federal de Rondonópolis*	15.620
		26455 -	*Universidade Federal do Delta do Parnaíba*	12.591
		26456 -	*Universidade Federal do Agreste de Pernambuco*	7.049
		26457 -	*Universidade Federal do Norte do Tocantins*	25.000
21GT	Implementação de Ações de Sustentabilidade nas Universidades Federais			**6.779.089**
		26101 -	*Ministério da Educação - Administração Direta*	6.779.089
21GU	Fortalecimento da Educação e da Formação em Saúde			**14.062.322**
		26101 -	*Ministério da Educação - Administração Direta*	14.062.322
2317	Acesso à Informação Científica e Tecnológica			**421.312.057**
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	421.312.057
4002	Assistência ao Estudante de Ensino Superior			**1.279.636.781**
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	7.567.849
		26231 -	*Universidade Federal de Alagoas*	27.733.044
		26232 -	*Universidade Federal da Bahia*	43.488.269
		26233 -	*Universidade Federal do Ceará*	56.756.450
		26234 -	*Universidade Federal do Espírito Santo*	21.715.288
		26235 -	*Universidade Federal de Goiás*	30.399.669
		26236 -	*Universidade Federal Fluminense*	41.073.922
		26237 -	*Universidade Federal de Juiz de Fora*	19.365.634
		26238 -	*Universidade Federal de Minas Gerais*	42.234.404
		26239 -	*Universidade Federal do Pará*	36.158.592
		26240 -	*Universidade Federal da Paraíba*	42.131.687
		26241 -	*Universidade Federal do Paraná*	27.476.531
		26242 -	*Universidade Federal de Pernambuco*	40.458.686
		26243 -	*Universidade Federal do Rio Grande do Norte*	35.308.988
		26244 -	*Universidade Federal do Rio Grande do Sul*	33.302.649
		26245 -	*Universidade Federal do Rio de Janeiro*	62.180.486
		26246 -	*Universidade Federal de Santa Catarina*	36.176.813
		26247 -	*Universidade Federal de Santa Maria*	28.230.165
		26248 -	*Universidade Federal Rural de Pernambuco*	14.214.602
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	14.545.566
		26250 -	*Fundação Universidade Federal de Roraima*	6.475.376
		26251 -	*Fundação Universidade Federal do Tocantins*	16.052.747
		26252 -	*Universidade Federal de Campina Grande*	19.708.903
		26253 -	*Universidade Federal Rural da Amazônia*	5.948.408
		26254 -	*Universidade Federal do Triângulo Mineiro*	9.528.883
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	8.288.051

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:		**14.138.433.818**
4002	Assistência ao Estudante de Ensino Superior			**1.279.636.781**
		26258 -	*Universidade Tecnológica Federal do Paraná*	26.494.019
		26260 -	*Universidade Federal de Alfenas*	6.929.462
		26261 -	*Universidade Federal de Itajubá*	5.811.073
		26262 -	*Universidade Federal de São Paulo*	12.298.144
		26263 -	*Universidade Federal de Lavras*	7.921.773
		26264 -	*Universidade Federal Rural do Semi-Árido*	10.089.405
		26266 -	*Fundação Universidade Federal do Pampa*	11.713.212
		26267 -	*Universidade Federal da Integração Latino Americana*	9.435.022
		26268 -	*Fundação Universidade Federal de Rondônia*	8.733.316
		26269 -	*Fundação Universidade do Rio de Janeiro*	9.002.631
		26270 -	*Fundação Universidade do Amazonas*	29.828.245
		26271 -	*Fundação Universidade de Brasília*	40.573.114
		26272 -	*Fundação Universidade Federal do Maranhão*	22.915.935
		26273 -	*Fundação Universidade Federal do Rio Grande*	10.018.092
		26274 -	*Universidade Federal de Uberlândia*	24.914.535
		26275 -	*Fundação Universidade Federal do Acre*	12.022.499
		26276 -	*Fundação Universidade Federal de Mato Grosso*	21.383.399
		26277 -	*Fundação Universidade Federal de Ouro Preto*	12.809.274
		26278 -	*Fundação Universidade Federal de Pelotas*	16.436.080
		26279 -	*Fundação Universidade Federal do Piauí*	27.509.330
		26280 -	*Fundação Universidade Federal de São Carlos*	12.261.930
		26281 -	*Fundação Universidade Federal de Sergipe*	35.676.501
		26282 -	*Fundação Universidade Federal de Viçosa*	17.819.582
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	19.847.778
		26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	3.849.357
		26285 -	*Fundação Universidade Federal de São João del-Rei*	14.318.669
		26286 -	*Fundação Universidade Federal do Amapá*	7.649.018
		26350 -	*Fundação Universidade Federal da Grande Dourados*	9.310.224
		26351 -	*Universidade Federal do Recôncavo da Bahia*	12.350.026
		26352 -	*Fundação Universidade Federal do ABC*	10.259.243
		26440 -	*Universidade Federal da Fronteira Sul*	11.820.411
		26441 -	*Universidade Federal do Oeste do Pará*	9.909.024
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	12.619.277
		26447 -	*Universidade Federal do Oeste da Bahia*	5.632.473
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	5.782.979
		26449 -	*Universidade Federal do Cariri*	6.933.476
		26450 -	*Universidade Federal do Sul da Bahia*	3.755.855
		26452 -	*Universidade Federal de Catalão*	4.187.479
		26453 -	*Universidade Federal de Jataí*	4.851.654
		26454 -	*Universidade Federal de Rondonópolis*	4.560.866
		26455 -	*Universidade Federal do Delta do Parnaíba*	5.376.340
		26456 -	*Universidade Federal do Agreste de Pernambuco*	2.392.686
		26457 -	*Universidade Federal do Norte do Tocantins*	5.111.711
4086	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino			**552.455.220**
		26294 -	*Hospital de Clínicas de Porto Alegre*	194.654.231
		26378 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	6.516.471
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	351.284.518
6344	Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior			**994.542**

Programa: 5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**	Valor do Programa Constante da LOA:		**14.138.433.818**
6344	Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior			**994.542**
		26101 -	*Ministério da Educação - Administração Direta*	994.542
6503	Censo da Educação Superior			**655.000**
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	655.000
7XE1	Reconstrução e Modernização do Museu Nacional			**5.519.355**
		26245 -	*Universidade Federal do Rio de Janeiro*	5.519.355
8282	Reestruturação e Modernização das Instituições Federais de Ensino Superior			**438.070.553**
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	1.800.000
		26231 -	*Universidade Federal de Alagoas*	14.837.170
		26232 -	*Universidade Federal da Bahia*	27.637.549
		26233 -	*Universidade Federal do Ceará*	3.260.048
		26234 -	*Universidade Federal do Espírito Santo*	52.750.000
		26235 -	*Universidade Federal de Goiás*	4.633.690
		26236 -	*Universidade Federal Fluminense*	26.605.064
		26237 -	*Universidade Federal de Juiz de Fora*	10.337.866
		26238 -	*Universidade Federal de Minas Gerais*	150.000
		26239 -	*Universidade Federal do Pará*	11.120.855
		26240 -	*Universidade Federal da Paraíba*	1.506.000
		26241 -	*Universidade Federal do Paraná*	4.550.000
		26242 -	*Universidade Federal de Pernambuco*	18.156.945
		26243 -	*Universidade Federal do Rio Grande do Norte*	6.121.885
		26244 -	*Universidade Federal do Rio Grande do Sul*	650.000
		26245 -	*Universidade Federal do Rio de Janeiro*	3.369.355
		26246 -	*Universidade Federal de Santa Catarina*	1.258.000
		26247 -	*Universidade Federal de Santa Maria*	9.943.022
		26248 -	*Universidade Federal Rural de Pernambuco*	1.810.000
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	1.853.476
		26250 -	*Fundação Universidade Federal de Roraima*	10.068.390
		26251 -	*Fundação Universidade Federal do Tocantins*	33.360.356
		26252 -	*Universidade Federal de Campina Grande*	31.406.952
		26253 -	*Universidade Federal Rural da Amazônia*	9.267.380
		26254 -	*Universidade Federal do Triângulo Mineiro*	824.113
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	1.312.087
		26258 -	*Universidade Tecnológica Federal do Paraná*	10.099.012
		26260 -	*Universidade Federal de Alfenas*	1.224.561
		26261 -	*Universidade Federal de Itajubá*	2.100.878
		26262 -	*Universidade Federal de São Paulo*	1.050.000
		26263 -	*Universidade Federal de Lavras*	1.485.707
		26264 -	*Universidade Federal Rural do Semi-Árido*	1.835.707
		26266 -	*Fundação Universidade Federal do Pampa*	3.862.982
		26267 -	*Universidade Federal da Integração Latino Americana*	3.749.457
		26268 -	*Fundação Universidade Federal de Rondônia*	2.296.187
		26269 -	*Fundação Universidade do Rio de Janeiro*	4.394.867
		26270 -	*Fundação Universidade do Amazonas*	1.600.000
		26271 -	*Fundação Universidade de Brasília*	102.100
		26272 -	*Fundação Universidade Federal do Maranhão*	9.534.343
		26273 -	*Fundação Universidade Federal do Rio Grande*	2.780.214
		26274 -	*Universidade Federal de Uberlândia*	50.000
		26275 -	*Fundação Universidade Federal do Acre*	1.238.207
		26276 -	*Fundação Universidade Federal de Mato Grosso*	1.985.707

Programa: 5113 Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade — Valor do Programa Constante da LOA: **14.138.433.818**

Ação	Título	Unidade Orçamentária		Valor
8282	Reestruturação e Modernização das Instituições Federais de Ensino Superior			**438.070.553**
		26277 -	Fundação Universidade Federal de Ouro Preto	787.282
		26278 -	Fundação Universidade Federal de Pelotas	50.000
		26279 -	Fundação Universidade Federal do Piauí	19.516.285
		26280 -	Fundação Universidade Federal de São Carlos	2.050.000
		26281 -	Fundação Universidade Federal de Sergipe	5.633.690
		26282 -	Fundação Universidade Federal de Viçosa	6.920.453
		26283 -	Fundação Universidade Federal de Mato Grosso do Sul	1.062.116
		26284 -	Fundação Universidade Federal de Ciências da Saúde de Porto Alegre	500.000
		26285 -	Fundação Universidade Federal de São João del-Rei	3.980.995
		26286 -	Fundação Universidade Federal do Amapá	10.249.722
		26350 -	Fundação Universidade Federal da Grande Dourados	100.000
		26351 -	Universidade Federal do Recôncavo da Bahia	1.800.000
		26352 -	Fundação Universidade Federal do ABC	1.853.476
		26440 -	Universidade Federal da Fronteira Sul	13.676.364
		26441 -	Universidade Federal do Oeste do Pará	650.000
		26442 -	Universidade da Integração Internacional da Lusofonia Afro-Brasileira	1.061.222
		26447 -	Universidade Federal do Oeste da Bahia	7.877.273
		26448 -	Universidade Federal do Sul e Sudeste do Pará	50.000
		26449 -	Universidade Federal do Cariri	992.302
		26450 -	Universidade Federal do Sul da Bahia	50.000
		26452 -	Universidade Federal de Catalão	500.000
		26453 -	Universidade Federal de Jataí	320.134
		26454 -	Universidade Federal de Rondonópolis	6.985.707
		26455 -	Universidade Federal do Delta do Parnaíba	10.916.313
		26456 -	Universidade Federal do Agreste de Pernambuco	295.000
		26457 -	Universidade Federal do Norte do Tocantins	2.212.087

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* — ***Valor LOA:*** *1.390.000*

Ação	Título	Unidade Orçamentária		Valor
4909	Funcionamento de Programas de Pós-Graduação e Demais Atividades Educativas em Botânica e Meio Ambiente e Campos Afins			**1.390.000**
		44206 -	Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ	1.390.000

Órgão: *47000 Ministério do Planejamento e Orçamento* — ***Valor LOA:*** *1.059.783*

Ação	Título	Unidade Orçamentária		Valor
20U5	Ensino de Graduação e Pós-Graduação em Estatísticas e Geociências			**1.059.783**
		47205 -	Fundação Instituto Brasileiro de Geografia e Estatística	1.059.783

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *377.500.000*

Ação	Título	Unidade Orçamentária		Valor
20RZ	Administração do Financiamento Estudantil - FIES			**377.500.000**
		74902 -	Recursos sob Supervisão do Fundo de Financiamento ao Estudante do Ensino Superior/FIES - Min. da Educação	377.500.000

Programa: 5115 Promoção do Acesso à Justiça e da Defesa dos Direitos — Valor do Programa Constante da LOA: **614.371.382**

Órgão: *30000 Ministério da Justiça e Segurança Pública* — ***Valor LOA:*** *614.371.382*

Ação	Título	Unidade Orçamentária		Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**630.000**
		30101 -	Ministério da Justiça e Segurança Pública - Administração Direta	100.000
		30211 -	Conselho Administrativo de Defesa Econômica - Cade	530.000

Programa: 5115	**Promoção do Acesso à Justiça e da Defesa dos Direitos**	Valor do Programa Constante da LOA:		**614.371.382**
20I7	Promoção da Política Nacional de Justiça			**6.571.333**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	6.571.333
20IE	Articulação de Política Pública sobre Drogas			**166.193.292**
		30912 -	*Fundo Nacional Antidrogas*	166.193.292
21D5	Gestão de Políticas de Proteção de Dados			**34.381.176**
		30212 -	*Agência Nacional de Proteção de Dados - ANPD*	34.381.176
21F0	Democratização do Acesso à Justiça e à Cidadania			**53.050.001**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	53.050.001
21HU	Promoção e Proteção de Direitos em Ambiente Digital			**2.070.282**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	2.070.282
21IN	Articulação de Política Pública sobre Drogas, no âmbito da Seguridade Social			**94.944.870**
		30912 -	*Fundo Nacional Antidrogas*	94.944.870
2334	Proteção e Defesa do Consumidor			**10.032.541**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	10.032.541
2733	Qualificação e Democratização do Processo de Elaboração Normativa			**1.953.476**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	1.953.476
2807	Promoção e Defesa da Concorrência			**50.845.440**
		30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	50.845.440
2F07	Antes que Aconteça - Apoio e Estruturação de Políticas para Mulheres			**73.697.971**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	73.697.971
6067	Apoio e Fomento a Projetos de Defesa de Direitos Difusos			**120.001.000**
		30905 -	*Fundo de Defesa de Direitos Difusos*	120.001.000

Programa: 5116	**Segurança Pública com Cidadania**	Valor do Programa Constante da LOA:		**4.759.460.785**
Órgão:	*30000 Ministério da Justiça e Segurança Pública*		***Valor LOA:***	*4.759.460.785*
Ação	Título	Unidade Orçamentária		Valor
00CA	Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI			**22.340.300**
		30907 -	*Fundo Penitenciário Nacional*	5.000.000
		30911 -	*Fundo Nacional de Segurança Pública*	17.340.300
00R2	Aprimoramento da Segurança Pública Nacional			**1.083.708.623**
		30911 -	*Fundo Nacional de Segurança Pública*	1.083.708.623
00R3	Transferências aos Entes Federativos para Aprimoramento do Sistema Penitenciário Nacional			**327.945.969**
		30907 -	*Fundo Penitenciário Nacional*	327.945.969
00U1	Subvenção Econômica destinada à Aquisição e/ou Construção de Habitação para Profissionais da Segurança Pública - Programa Habite Seguro - Lei nº 14.312, de 14 de março de 2022			**2.000.000**
		30911 -	*Fundo Nacional de Segurança Pública*	2.000.000
00UZ	Implementação de Iniciativas Voltadas ao Enfrentamento à Violência Contra Mulheres			**24.000.000**
		30911 -	*Fundo Nacional de Segurança Pública*	24.000.000
00V0	Implantação de Centros Comunitários pela Vida - CONVIVE			**26.100.000**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	100.000
		30911 -	*Fundo Nacional de Segurança Pública*	26.000.000
00XM	Concessão de Bolsa-Formação no âmbito do Programa Nacional de Segurança Pública com Cidadania - PRONASCI			**50.000**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	50.000
154T	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF			**78.168.217**
		30107 -	*Departamento de Polícia Rodoviária Federal*	78.168.217

Programa: 5116 **Segurança Pública com Cidadania** Valor do Programa Constante da LOA: **4.759.460.785**

Ação	Título	Unidade Orçamentária		Valor
155H	Construção da Delegacia de Juiz de Fora/MG			**1.000.000**
		30108 -	*Departamento de Polícia Federal*	1.000.000
15F9	Aprimoramento da Infraestrutura da Polícia Federal			**124.286.624**
		30108 -	*Departamento de Polícia Federal*	124.286.624
15P9	Construção de Imóvel da Força Nacional de Segurança Pública			**4.000.000**
		30911 -	*Fundo Nacional de Segurança Pública*	4.000.000
15WH	Construção da Superintendência Regional em Minas Gerais			**8.000.000**
		30108 -	*Departamento de Polícia Federal*	8.000.000
15WI	Construção da Superintendência Regional no Piauí-PI			**8.000.000**
		30108 -	*Departamento de Polícia Federal*	8.000.000
15XA	Ampliação da Superintendência da Polícia Federal no Ceará			**6.000.000**
		30108 -	*Departamento de Polícia Federal*	6.000.000
15XB	Construção do Instituto Nacional de Identificação - INI/DPA/PF			**3.870.130**
		30108 -	*Departamento de Polícia Federal*	3.870.130
15XE	Construção da Superintendência da Polícia Federal em Sergipe			**8.000.000**
		30108 -	*Departamento de Polícia Federal*	8.000.000
164C	Construção da Academia Nacional de Polícia Penal - SENAPPEN			**40.000.000**
		30907 -	*Fundo Penitenciário Nacional*	40.000.000
166N	Construção da Universidade Corporativa da PRF			**7.268.486**
		30107 -	*Departamento de Polícia Rodoviária Federal*	7.268.486
21BM	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade			**744.661.874**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	744.661.874
21BN	Gestão da Política de Combate à Corrupção e à Lavagem de Dinheiro			**1.328.667**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	1.328.667
21BP	Aprimoramento do Sistema Penitenciário Nacional e Incentivo ao Desenvolvimento da Inteligência Penitenciária			**99.579.236**
		30907 -	*Fundo Penitenciário Nacional*	99.579.236
21BQ	Implementação de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade			**615.033.905**
		30911 -	*Fundo Nacional de Segurança Pública*	615.033.905
21EO	Apoio ao Sistema Penitenciário Nacional			**14.077.016**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	14.077.016
2586	Manutenção do Sistema de Emissão de Passaporte, Controle do Tráfego Internacional e de Registros de Estrangeiros			**339.885.557**
		30108 -	*Departamento de Polícia Federal*	339.885.557
2723	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção			**532.238.680**
		30107 -	*Departamento de Polícia Rodoviária Federal*	532.238.680
2726	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União			**420.819.017**
		30108 -	*Departamento de Polícia Federal*	420.819.017
2B00	Atuação da Força Nacional de Segurança Pública			**217.098.484**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	100.000
		30911 -	*Fundo Nacional de Segurança Pública*	216.998.484

Programa: 5117 **Qualificação da Assistência Farmacêutica no Sistema Único de Saúde** Valor do Programa Constante da LOA: **31.288.876.814**

Órgão: *36000 Ministério da Saúde* ***Valor LOA:*** *31.288.876.814*

Ação	Título	Unidade Orçamentária		Valor
20AE	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde			**3.357.200.000**
		36901 -	*Fundo Nacional de Saúde*	3.357.200.000

Programa: 5117	**Qualificação da Assistência Farmacêutica no Sistema Único de Saúde**	Valor do Programa Constante da LOA:	**31.288.876.814**
20AH	Organização dos Serviços de Assistência Farmacêutica no SUS		**159.862.290**
		36901 - *Fundo Nacional de Saúde*	159.862.290
20K5	Apoio ao Uso de Plantas Medicinais e Fitoterápicos no SUS		**41.703.207**
		36901 - *Fundo Nacional de Saúde*	41.703.207
20YR	Manutenção e Funcionamento do Programa Farmácia Popular do Brasil Pelo Sistema de Gratuidade		**6.023.796.317**
		36901 - *Fundo Nacional de Saúde*	6.023.796.317
4295	Atenção aos Pacientes Portadores de Doenças Hematológicas		**1.707.000.000**
		36901 - *Fundo Nacional de Saúde*	1.707.000.000
4368	Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico		**517.315.000**
		36201 - *Fundação Oswaldo Cruz*	104.315.000
		36901 - *Fundo Nacional de Saúde*	413.000.000
4370	Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais		**2.705.000.000**
		36201 - *Fundação Oswaldo Cruz*	1.444.250.544
		36901 - *Fundo Nacional de Saúde*	1.260.749.456
4705	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado		**16.777.000.000**
		36201 - *Fundação Oswaldo Cruz*	1.790.000.000
		36901 - *Fundo Nacional de Saúde*	14.987.000.000

Programa: 5118	**Atenção Especializada à Saúde**	Valor do Programa Constante da LOA:	**107.240.609.386**
Órgão:	*36000 Ministério da Saúde*	***Valor LOA:***	*107.240.609.386*
Ação	Título	Unidade Orçamentária	Valor
163C	Construção do Centro de Apoio ao Diagnóstico e Terapia do Grupo Hospitalar Conceição S.A (GHC) - PAC		**40.776.469**
		36210 - *Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	40.776.469
169C	Implantação do Primeiro Hospital Inteligente do Brasil		**419.000.000**
		36901 - *Fundo Nacional de Saúde*	419.000.000
20AI	Auxílio-Reabilitação Psicossocial aos Egressos de Longas Internações Psiquiátricas no Sistema Único de Saúde (De Volta Pra Casa)		**44.000.000**
		36901 - *Fundo Nacional de Saúde*	44.000.000
20QI	Implantação e Manutenção da Força Nacional do Sistema Único de Saúde (FN-SUS)		**9.267.380**
		36901 - *Fundo Nacional de Saúde*	9.267.380
20SP	Operacionalização do Sistema Nacional de Transplantes		**44.483.420**
		36901 - *Fundo Nacional de Saúde*	44.483.420
21CD	Implementação de Políticas de Atenção Especializada à Saúde		**158.621.224**
		36901 - *Fundo Nacional de Saúde*	158.621.224
21D9	Estruturação dos Serviços de Hematologia e Hemoterapia		**36.235.828**
		36901 - *Fundo Nacional de Saúde*	36.235.828
2E90	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas		**12.850.877.963**
		36901 - *Fundo Nacional de Saúde*	12.850.877.963
6148	Assistência Médica Qualificada e Gratuita a Todos os Níveis da População e Desenvolvimento de Atividades Educacionais e de Pesquisa no Campo da Saúde – Rede SARAH de Hospitais de Reabilitação		**1.543.400.004**
		36901 - *Fundo Nacional de Saúde*	1.543.400.004
6217	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde		**1.027.080.856**
		36210 - *Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	418.214.051
		36901 - *Fundo Nacional de Saúde*	608.866.805
6516	Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia		**142.741.374**

Programa: 5118 Atenção Especializada à Saúde — Valor do Programa Constante da LOA: **107.240.609.386**

Ação	Título	Unidade Orçamentária	Valor
6516	Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia		**142.741.374**
		36201 - *Fundação Oswaldo Cruz*	129.767.043
		36901 - *Fundo Nacional de Saúde*	12.974.331
8535	Estruturação de Unidades de Atenção Especializada em Saúde		**7.479.619.803**
		36901 - *Fundo Nacional de Saúde*	7.479.619.803
8585	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade		**82.385.412.047**
		36901 - *Fundo Nacional de Saúde*	82.385.412.047
8755	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Cardiologia-INC		**184.733.302**
		36901 - *Fundo Nacional de Saúde*	184.733.302
8758	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Oncologia - INCA		**534.617.602**
		36901 - *Fundo Nacional de Saúde*	534.617.602
8759	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Ortopedia e Traumatologia - INTO		**339.742.114**
		36901 - *Fundo Nacional de Saúde*	339.742.114

Programa: 5119 Atenção Primária à Saúde — Valor do Programa Constante da LOA: **61.413.678.250**

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *61.413.678.250*

Ação	Título	Unidade Orçamentária	Valor
00UC	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde		**11.709.000.000**
		36901 - *Fundo Nacional de Saúde*	11.709.000.000
20YL	Estruturação de Academias da Saúde		**1.054.000**
		36901 - *Fundo Nacional de Saúde*	1.054.000
217U	Apoio à Manutenção dos Polos de Academia da Saúde		**54.881.419**
		36901 - *Fundo Nacional de Saúde*	54.881.419
219A	Piso de Atenção Primária à Saúde		**26.794.400.000**
		36901 - *Fundo Nacional de Saúde*	26.794.400.000
21BG	Formação e Provisão de Profissionais para a Atenção Primária à Saúde		**4.118.598.591**
		36901 - *Fundo Nacional de Saúde*	4.118.598.591
21CE	Implementação de Políticas de Atenção Primária à Saúde		**308.681.161**
		36901 - *Fundo Nacional de Saúde*	308.681.161
2E89	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas		**12.097.573.102**
		36901 - *Fundo Nacional de Saúde*	12.097.573.102
4324	Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro		**31.728.884**
		36901 - *Fundo Nacional de Saúde*	31.728.884
8581	Estruturação da Rede de Serviços de Atenção Primária à Saúde		**6.297.761.093**
		36901 - *Fundo Nacional de Saúde*	6.297.761.093

Programa: 5120 Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde — Valor do Programa Constante da LOA: **2.455.487.862**

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *2.455.487.862*

Ação	Título	Unidade Orçamentária	Valor
13DW	Construção do Complexo Industrial de Biotecnologia em Saúde (CIBS)		**30.582.352**
		36201 - *Fundação Oswaldo Cruz*	30.582.352
15VW	Construção da Fábrica de Plataformas Vegetais de Produção de Imunobiológicos da Fiocruz Ceará		**149.030.102**
		36201 - *Fundação Oswaldo Cruz*	149.030.102
20K1	Plataformas para o Desenvolvimento Tecnológico em Saúde		**18.534.760**
		36201 - *Fundação Oswaldo Cruz*	18.534.760

Programa: 5120 Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde — Valor do Programa Constante da LOA: **2.455.487.862**

Ação	Título	Unidade Orçamentária	Valor
20K2	Fomento à Pesquisa e ao Desenvolvimento Tecnológico, com vistas ao Aprimoramento e à Sustentabilidade dos Serviços e Ações de Saúde Ambiental		**4.228.933**
		36211 - *Fundação Nacional de Saúde*	4.228.933
20K3	Avaliação e Incorporação de Tecnologias de Saúde no Âmbito do SUS		**8.368.115**
		36901 - *Fundo Nacional de Saúde*	8.368.115
20K7	Apoio ao Desenvolvimento e Modernização de Estruturas Produtivas e Tecnológicas para fortalecimento do Complexo Econômico-Industrial da Saúde		**628.010.397**
		36901 - *Fundo Nacional de Saúde*	628.010.397
20QF	Pesquisas, Ensino e Inovações Tecnológicas em Saúde, Primatologia, Meio Ambiente e Medicina Tropical		**83.411.540**
		36901 - *Fundo Nacional de Saúde*	83.411.540
21BF	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde		**585.993.135**
		36201 - *Fundação Oswaldo Cruz*	419.702.969
		36901 - *Fundo Nacional de Saúde*	166.290.166
21DA	Modernização de Unidades da Fundação Oswaldo Cruz		**304.237.295**
		36201 - *Fundação Oswaldo Cruz*	304.237.295
21ED	Fortalecimento do Programa Nacional de Genômica e Saúde Pública de Precisão - Genomas Brasil		**185.347.580**
		36901 - *Fundo Nacional de Saúde*	185.347.580
8305	Atenção de Referência e Pesquisa Clínica		**296.556.127**
		36201 - *Fundação Oswaldo Cruz*	296.556.127
8636	Fortalecimento da Inovação em produtos, serviços tecnológicos e conectividade no Complexo Econômico-Industrial da Saúde		**157.545.445**
		36901 - *Fundo Nacional de Saúde*	157.545.445
8648	Desenvolvimento e Fortalecimento da Economia da Saúde		**3.642.081**
		36901 - *Fundo Nacional de Saúde*	3.642.081

Programa: 5121 Gestão, Trabalho, Educação e Transformação Digital na Saúde — Valor do Programa Constante da LOA: **18.399.970.532**

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *18.396.470.532*

Ação	Título	Unidade Orçamentária	Valor
00UW	Assistência Financeira Complementar aos Estados, ao Distrito Federal e aos Municípios para o Pagamento do Piso Salarial dos Profissionais da Enfermagem		**8.722.926.888**
		36901 - *Fundo Nacional de Saúde*	8.722.926.888
00XW	Reestruturação dos Serviços em Saúde para os Municípios atingidos pelo Rompimento da Barragem de Fundão - Fundo Rio Doce		**263.079.376**
		36901 - *Fundo Nacional de Saúde*	263.079.376
2016	Funcionamento do Conselho Nacional de Saúde		**28.728.877**
		36901 - *Fundo Nacional de Saúde*	28.728.877
20Q7	Preservação do Patrimônio Histórico e Cultural de Ciência e da Saúde na Fiocruz		**14.886.776**
		36201 - *Fundação Oswaldo Cruz*	14.886.776
20QG	Atuação Internacional do Ministério da Saúde		**3.809.520**
		36901 - *Fundo Nacional de Saúde*	3.809.520
20YD	Educação e Trabalho na Saúde		**3.699.965.913**
		36201 - *Fundação Oswaldo Cruz*	342.292.072
		36901 - *Fundo Nacional de Saúde*	3.357.673.841
20YN	Sistemas de Tecnologia de Informação e Comunicação para a Saúde (e-Saude)		**445.998.633**
		36901 - *Fundo Nacional de Saúde*	445.998.633
20YQ	Apoio Institucional para Aprimoramento do SUS		**553.217.501**
		36901 - *Fundo Nacional de Saúde*	553.217.501
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**94.517.865**

Programa: 5121 **Gestão, Trabalho, Educação e Transformação Digital na Saúde** — Valor do Programa Constante da LOA: **18.399.970.532**

Ação	Título	Unidade Orçamentária		Valor
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)			**94.517.865**
		36901 -	*Fundo Nacional de Saúde*	94.517.865
218U	Apoio ao Custeio de Despesas Institucionais de Entidades Representativas dos Entes Estaduais e Municipais no Âmbito da Saúde - Conass e Conasems			**18.534.759**
		36901 -	*Fundo Nacional de Saúde*	18.534.759
21CF	Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS			**134.303.398**
		36901 -	*Fundo Nacional de Saúde*	134.303.398
21DX	Manutenção de Contratos de Gestão com a Agência Brasileira de Apoio à Gestão do SUS (AGSUS)			**3.468.614.056**
		36901 -	*Fundo Nacional de Saúde*	3.468.614.056
21EC	Gestão de Programas e Projetos de Cooperação Técnica			**24.116.067**
		36901 -	*Fundo Nacional de Saúde*	24.116.067
21GM	Transformação Digital no SUS			**555.379.635**
		36901 -	*Fundo Nacional de Saúde*	555.379.635
2B52	Desenvolvimento Institucional da Gestão Orçamentária, Financeira e Contábil do Fundo Nacional de Saúde e dos Fundos Estaduais e Municipais de Saúde			**31.545.720**
		36901 -	*Fundo Nacional de Saúde*	31.545.720
4339	Qualificação da Regulação e Fiscalização da Saúde Suplementar			**28.207.936**
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	28.207.936
5516	Conferências Nacionais de Saúde			**16.681.283**
		36901 -	*Fundo Nacional de Saúde*	16.681.283
6149	Residência de Profissionais de Saúde - SUS			**28.728.876**
		36210 -	*Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	28.728.876
6179	Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia			**71.707.993**
		36201 -	*Fundação Oswaldo Cruz*	71.707.993
6182	Funcionamento e Fortalecimento do Sistema de Ouvidorias do SUS			**25.577.967**
		36901 -	*Fundo Nacional de Saúde*	25.577.967
6881	Modernização e Desenvolvimento de Sistemas de Informação da FUNASA			**21.314.973**
		36211 -	*Fundação Nacional de Saúde*	21.314.973
8287	Aprimoramento da Articulação e Cooperação Interfederativa e Participativa em Saúde			**37.069.518**
		36901 -	*Fundo Nacional de Saúde*	37.069.518
8708	Fortalecimento da Auditoria do Sistema Único de Saúde			**12.120.857**
		36901 -	*Fundo Nacional de Saúde*	12.120.857
8715	Preservação, Organização, Disseminação e Acesso ao Conhecimento e ao Patrimônio Cultural da Saúde			**15.827.074**
		36901 -	*Fundo Nacional de Saúde*	15.827.074
8727	Aperfeiçoamento do Sistema de Informação para Saúde Suplementar			**69.414.953**
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	69.414.953
8753	Monitoramento, Avaliação e Gestão da Informação Estratégica em Saúde			**10.194.118**
		36901 -	*Fundo Nacional de Saúde*	10.194.118

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *3.500.000*

Ação	Título	Unidade Orçamentária		Valor
0354	Concessão de Empréstimos para Liquidação de Operadoras de Planos Privados de Assistência à Saúde (Lei nº 9.961, de 2000)			**3.500.000**
		74202 -	*Recursos sob Supervisão da Agência Nacional de Saúde Suplementar/ANS*	3.500.000

Programa: 5122 **Saúde Indígena** — Valor do Programa Constante da LOA: **1.509.642.031**

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *1.509.642.031*

Ação	Título	Unidade Orçamentária	Valor

Programa: 5122 Saúde Indígena — Valor do Programa Constante da LOA: **1.509.642.031**

Ação	Título	Unidade Orçamentária	Valor
20YP	Promoção, Proteção e Recuperação da Saúde Indígena		**1.379.543.074**
		36901 - *Fundo Nacional de Saúde*	1.379.543.074
21CJ	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos		**130.098.957**
		36901 - *Fundo Nacional de Saúde*	130.098.957

Programa: 5123 Vigilância em Saúde e Ambiente — Valor do Programa Constante da LOA: **16.225.444.802**

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *16.225.444.802*

Ação	Título	Unidade Orçamentária	Valor
00UB	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias		**2.903.000.000**
		36901 - *Fundo Nacional de Saúde*	2.903.000.000
20AB	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária		**273.000.000**
		36901 - *Fundo Nacional de Saúde*	273.000.000
20AL	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde		**2.088.500.000**
		36901 - *Fundo Nacional de Saúde*	2.088.500.000
20T6	Fortalecimento da Saúde Ambiental para Redução dos Riscos à Saúde Humana		**7.016.472**
		36211 - *Fundação Nacional de Saúde*	7.016.472
20YE	Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças		**10.342.295.000**
		36201 - *Fundação Oswaldo Cruz*	2.080.065.000
		36901 - *Fundo Nacional de Saúde*	8.262.230.000
20YJ	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente		**334.940.115**
		36901 - *Fundo Nacional de Saúde*	334.940.115
21CH	Implantação de Melhorias Habitacionais para Controle da Doença de Chagas		**18.534.759**
		36211 - *Fundação Nacional de Saúde*	18.534.759
21IA	Implementação de novas tecnologias para a vigilância e o controle do aedes aegypti		**111.208.548**
		36201 - *Fundação Oswaldo Cruz*	111.208.548
6174	Análise da Qualidade de Produtos e Insumos de Saúde		**21.068.850**
		36201 - *Fundação Oswaldo Cruz*	21.068.850
8327	Manutenção de Serviço Laboratorial de Referência para o Controle de Doenças		**30.641.321**
		36201 - *Fundação Oswaldo Cruz*	30.641.321
8719	Vigilância Sanitária de Produtos, Serviços e Ambientes		**95.239.737**
		36212 - *Agência Nacional de Vigilância Sanitária - ANVISA*	95.239.737

Programa: 5125 Direito à Cultura — Valor do Programa Constante da LOA: **2.419.370.078**

Órgão: *42000 Ministério da Cultura* — ***Valor LOA:*** *1.951.390.078*

Ação	Título	Unidade Orçamentária	Valor
006A	Investimentos Retornáveis no Setor Audiovisual mediante Participação em Empresas e Projetos - Fundo Setorial do Audiovisual		**700.000.000**
		42902 - *Fundo Nacional de Cultura*	700.000.000
00VF	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais		**56.475.683**
		42101 - *Ministério da Cultura - Administração Direta*	44.735.683
		42207 - *Instituto Brasileiro de Museus*	3.250.000
		42902 - *Fundo Nacional de Cultura*	8.490.000
20ZF	Promoção e Fomento à Cultura Brasileira		**621.717.980**
		42101 - *Ministério da Cultura - Administração Direta*	410.075.338
		42202 - *Fundação Biblioteca Nacional - BN*	1.426.000
		42203 - *Fundação Cultural Palmares*	8.072.883
		42205 - *Fundação Nacional de Artes*	72.015.247
		42207 - *Instituto Brasileiro de Museus*	5.814.222

Programa: 5125 **Direito à Cultura** Valor do Programa Constante da LOA: **2.419.370.078**

Ação	Título	Unidade Orçamentária	Valor
20ZF	Promoção e Fomento à Cultura Brasileira		**621.717.980**
		42902 - *Fundo Nacional de Cultura*	124.314.290
20ZG	Formulação e Gestão da Política Cultural		**69.321.830**
		42101 - *Ministério da Cultura - Administração Direta*	69.221.830
		42201 - *Fundação Casa de Rui Barbosa*	100.000
20ZH	Preservação do Patrimônio Cultural Brasileiro		**84.334.621**
		42201 - *Fundação Casa de Rui Barbosa*	1.860.668
		42202 - *Fundação Biblioteca Nacional - BN*	32.818
		42203 - *Fundação Cultural Palmares*	2.316.846
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	77.954.289
		42205 - *Fundação Nacional de Artes*	2.000.000
		42902 - *Fundo Nacional de Cultura*	170.000
20ZI	Fomento ao Setor Audiovisual (Medida Provisória nº 2.228-1/2001)		**400.000**
		42206 - *Agência Nacional do Cinema - ANCINE*	400.000
20ZJ	Fiscalização e Regulamentação do Setor Audiovisual		**10.100.000**
		42206 - *Agência Nacional do Cinema - ANCINE*	10.100.000
20ZK	Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)		**17.956.052**
		42902 - *Fundo Nacional de Cultura*	17.956.052
20ZM	Produção e Difusão de Conhecimento na Área Cultural		**3.765.140**
		42201 - *Fundação Casa de Rui Barbosa*	3.765.140
211F	Funcionamento de Espaços e Equipamentos Culturais		**171.800.055**
		42101 - *Ministério da Cultura - Administração Direta*	37.084.171
		42202 - *Fundação Biblioteca Nacional - BN*	23.877.039
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	7.538.656
		42205 - *Fundação Nacional de Artes*	31.188.175
		42207 - *Instituto Brasileiro de Museus*	72.112.014
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**23.351.158**
		42101 - *Ministério da Cultura - Administração Direta*	22.365.451
		42206 - *Agência Nacional do Cinema - ANCINE*	985.707
215G	Implementação da Política Nacional de Cultura Viva		**14.101.071**
		42101 - *Ministério da Cultura - Administração Direta*	14.101.071
5538	Preservação do Patrimônio Cultural em Cidades com Bens Tombados		**178.066.488**
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	178.066.488

Órgão: *74000 Operações Oficiais de Crédito* ***Valor LOA:*** *467.980.000*

Ação	Título	Unidade Orçamentária	Valor
006C	Financiamento ao Setor Audiovisual - Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)		**460.000.000**
		74912 - *Recursos sob Supervisão do Fundo Nacional de Cultura*	460.000.000
20ZK	Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)		**7.980.000**
		74912 - *Recursos sob Supervisão do Fundo Nacional de Cultura*	7.980.000

Programa: 5126 **Esporte para a Vida** Valor do Programa Constante da LOA: **1.824.780.951**

Órgão: *51000 Ministério do Esporte* ***Valor LOA:*** *1.824.780.951*

Ação	Título	Unidade Orçamentária	Valor
00SL	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer		**535.896.684**
		51101 - *Ministério do Esporte - Administração Direta*	535.896.684
00SM	Apoio à Implantação de Infraestrutura de Excelência Esportiva		**1.000.002**

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 5126 **Esporte para a Vida** — Valor do Programa Constante da LOA: **1.824.780.951**

Ação	Título	Unidade Orçamentária	Valor
00SM	Apoio à Implantação de Infraestrutura de Excelência Esportiva		**1.000.002**
		51101 - *Ministério do Esporte - Administração Direta*	1.000.002
09HW	Concessão de Bolsa a Atletas		**177.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	177.000.000
20JO	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor		**99.647.032**
		51101 - *Ministério do Esporte - Administração Direta*	99.647.032
20JP	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social		**895.648.223**
		51101 - *Ministério do Esporte - Administração Direta*	895.648.223
20YA	Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento		**10.276.048**
		51101 - *Ministério do Esporte - Administração Direta*	10.276.048
211Z	Desenvolvimento e Execução da Política Nacional Antidopagem		**7.405.500**
		51101 - *Ministério do Esporte - Administração Direta*	7.405.500
216T	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira		**13.500.001**
		51101 - *Ministério do Esporte - Administração Direta*	13.500.001
218F	Gestão e Manutenção do Legado Olímpico e Paralímpico		**35.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	35.000.000
21CK	Promoção e Desenvolvimento do Paradesporto Nacional		**16.245.002**
		51101 - *Ministério do Esporte - Administração Direta*	16.245.002
21FW	Implementação do Sistema Nacional de Esporte		**500.000**
		51101 - *Ministério do Esporte - Administração Direta*	500.000
21HH	Realização da Copa do Mundo de Futebol Feminino FIFA 2027		**2.500.000**
		51101 - *Ministério do Esporte - Administração Direta*	2.500.000
21HI	Apoio à Regulamentação da Exploração Comercial da Modalidade Lotérica de Apostas Quota Fixa e Jogos On-line		**4.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	4.000.000
21IC	Gestão e Operação do Disque Esporte		**2.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	2.000.000
21ID	Formação Desportiva e Inclusão Social de Reeducandos Penais - Programa Pena Justa		**24.162.459**
		51101 - *Ministério do Esporte - Administração Direta*	24.162.459

Programa: 5127 **Inclusão Socioeconômica do Público do Cadastro Único** — Valor do Programa Constante da LOA: **125.939.070**

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* — ***Valor LOA:*** *125.939.070*

Ação	Título	Unidade Orçamentária	Valor
00WN	Subvenção Econômica de Estruturadores de Negócios (Programa Acredita no Primeiro Passo - Lei nº 14.995, de 10 de outubro de 2024)		**58.384.488**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	58.384.488
20GG	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo)		**67.554.582**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	67.554.582

Programa: 5128 **Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas** — Valor do Programa Constante da LOA: **159.534.436.668**

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* — ***Valor LOA:*** *159.534.436.668*

Ação	Título	Unidade Orçamentária	Valor

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 5128 **Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas** — Valor do Programa Constante da LOA: **159.534.436.668**

Ação	Título	Unidade Orçamentária	Valor
00US	Apoio aos Entes Federados por meio do Índice de Gestão Descentralizada do Programa Bolsa Família e do Cadastro Único para Programas Sociais do Governo Federal – IGD		**877.058.000**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	877.058.000
21CP	Operacionalização do Auxílio Emergencial para Enfrentamento da Emergência de Saúde Pública de Importância Internacional Decorrente do Coronavírus (Covid-19)		**3.199.890**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	3.199.890
21EL	Gestão, Administração e Operacionalização do Programa Bolsa Família		**21.387.061**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	21.387.061
8442	Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família		**158.632.791.717**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	158.632.791.717

Programa: 5129 **Inclusão de Famílias em Situação de Vulnerabilidade no Cadastro Único e Produção de Informações e Conhecimento para políticas sociais** — Valor do Programa Constante da LOA: **251.062.885**

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* ***Valor LOA:*** *251.062.885*

Ação	Título	Unidade Orçamentária	Valor
4923	Produção e Disseminação de Dados para Gestão de Políticas do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome		**4.773.995**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	4.773.995
6414	Sistema Nacional para Identificação e Seleção de Público-Alvo para os Programas Sociais do Governo Federal - Cadastro Único		**246.288.890**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	246.288.890

Programa: 5131 **Proteção Social pelo Sistema Único de Assistência Social (SUAS)** — Valor do Programa Constante da LOA: **127.178.305.873**

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* ***Valor LOA:*** *127.178.305.873*

Ação	Título	Unidade Orçamentária	Valor
00H5	Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade		**54.992.331.122**
		55901 - *Fundo Nacional de Assistência Social*	54.992.331.122
00IN	Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez		**68.247.715.106**
		55901 - *Fundo Nacional de Assistência Social*	68.247.715.106
00TZ	Auxílio-Inclusão às Pessoas com Deficiência (Lei nº 14.176, de 22 de junho de 2021)		**42.276.366**
		55901 - *Fundo Nacional de Assistência Social*	42.276.366
217M	Primeira Infância no SUAS - Criança Feliz		**308.841.617**
		55901 - *Fundo Nacional de Assistência Social*	308.841.617
219E	Cofinanciamento da Proteção Social Básica		**1.155.184.156**
		55901 - *Fundo Nacional de Assistência Social*	1.155.184.156
219F	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade		**668.340.212**
		55901 - *Fundo Nacional de Assistência Social*	668.340.212
219G	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS)		**1.675.854.863**
		55901 - *Fundo Nacional de Assistência Social*	1.675.854.863
21H0	Proteção Socioassistencial em Emergências e Calamidades Públicas		**23.785.994**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	23.785.994
2583	Processamento de Dados, Gestão de Informações e Desenvolvimento de Soluções Tecnológicas Digitais para Gestão de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)		**39.685.554**

Programa: 5131	**Proteção Social pelo Sistema Único de Assistência Social (SUAS)**	Valor do Programa Constante da LOA:	**127.178.305.873**
2583	Processamento de Dados, Gestão de Informações e Desenvolvimento de Soluções Tecnológicas Digitais para Gestão de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)		**39.685.554**
		55901 - *Fundo Nacional de Assistência Social*	39.685.554
2589	Gestão, Administração e Operacionalização de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)		**8.540.918**
		55901 - *Fundo Nacional de Assistência Social*	8.540.918
8249	Funcionamento dos Conselhos de Assistência Social		**6.354.070**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	6.354.070
8893	Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS		**9.395.895**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	7.727.766
		55901 - *Fundo Nacional de Assistência Social*	1.668.129

Programa: 5133	**Segurança Alimentar e Nutricional e Combate à Fome**	Valor do Programa Constante da LOA:	**6.434.829.074**
Órgão:	*36000 Ministério da Saúde*	***Valor LOA:***	*157.545.445*
Ação	Título	Unidade Orçamentária	Valor
20QH	Alimentação e Nutrição para a Saúde		**157.545.445**
		36901 - *Fundo Nacional de Saúde*	157.545.445
Órgão:	*55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome*	***Valor LOA:***	*6.277.283.629*
Ação	Título	Unidade Orçamentária	Valor
20GD	Inclusão Produtiva Rural		**99.849.215**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	99.849.215
215I	Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN		**18.001.887**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	18.001.887
21DV	Auxílio Gás dos Brasileiros		**4.726.363.265**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	4.726.363.265
2784	Promoção do Consumo e de Ações de Alimentação Adequada e Saudável		**9.033.187**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	9.033.187
2792	Distribuição de Alimentos a Grupos Populacionais Tradicionais e Específicos e a Famílias em Situação de Insegurança Alimentar e Nutricional Advindas de Situações de Emergência ou Calamidade Pública		**101.093.348**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	101.093.348
2798	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional		**802.646.550**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	802.646.550
8458	Apoio à Agricultura Urbana e Periurbana		**16.366.216**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	16.366.216
8929	Apoio aos Equipamentos de Segurança Alimentar e Nutricional		**60.282.321**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	60.282.321
8948	Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural		**443.647.640**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	443.647.640

Programa: 5134	**Cuidado e Acolhimento de Usuários e Dependentes de Álcool e Outras Drogas**	Valor do Programa Constante da LOA:	**200.861.457**

Programa: 5134 Cuidado e Acolhimento de Usuários e Dependentes de Álcool e Outras Drogas — Valor do Programa Constante da LOA: **200.861.457**

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* — ***Valor LOA:*** *200.861.457*

Ação	Título	Unidade Orçamentária		Valor
21FR	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas			**200.861.457**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	200.861.457

Programa: 5135 Juventude: Direitos, Participação e Bem Viver — Valor do Programa Constante da LOA: **59.030.011**

Órgão: *20000 Presidência da República* — ***Valor LOA:*** *59.030.011*

Ação	Título	Unidade Orçamentária		Valor
217Y	Gestão e Fomento de Políticas Públicas de Juventude			**59.030.011**
		20101 -	*Presidência da República*	59.030.011

Programa: 5136 Governança Fundiária, Reforma Agrária e Regularização de Territórios Quilombolas e de Povos e Comunidades Tradicionais — Valor do Programa Constante da LOA: **1.977.851.278**

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* — ***Valor LOA:*** *933.928.540*

Ação	Título	Unidade Orçamentária		Valor
210R	Monitoramento de Conflitos Agrários e Pacificação no Campo			**800.000**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	800.000
210T	Promoção da Educação e Cultura do Campo			**49.556.241**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	49.556.241
210Z	Identificação, Reconhecimento e Titulação de Territórios Quilombolas			**114.037.749**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	114.037.749
211A	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária			**86.168.065**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	86.168.065
21B6	Assistência Técnica e Extensão Rural			**2.400.000**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	2.400.000
21G7	Governança e Regularização Fundiária Nacional			**27.959.413**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	27.959.413
21GD	Reforma Agrária e Governança Fundiária			**653.007.072**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	653.007.072

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *1.043.922.738*

Ação	Título	Unidade Orçamentária		Valor
0061	Concessão de Crédito para Aquisição de Imóveis Rurais e Investimentos Básicos - Fundo de Terras (Lei Complementar nº 93, de 1998)			**326.083.308**
		74906 -	*Recursos sob Supervisão do Fundo de Terras e da Reforma Agrária/Banco da Terra - MDA*	326.083.308
0427	Concessão de Crédito-Instalação às Famílias Assentadas (Lei n° 8.629, de 1993)			**717.839.430**
		74203 -	*Recursos sob Supervisão do Instituto Nacional de Colonização e Reforma Agrária/INCRA-MDA*	717.839.430

Programa: 5501 Estruturação da Política Nacional de Cuidados — Valor do Programa Constante da LOA: **30.076.672**

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* — ***Valor LOA:*** *30.076.672*

Ação	Título	Unidade Orçamentária		Valor
21FQ	Apoio à Formulação e Gestão da Política Nacional de Cuidados			**30.076.672**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	30.076.672

Programa: 5601 Cidades Melhores — Valor do Programa Constante da LOA: **547.043.210**

Órgão: *56000 Ministério das Cidades* — ***Valor LOA:*** *547.043.210*

Ação	Título	Unidade Orçamentária		Valor
00SY	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas			**540.000.000**

Programas Finalísticos

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 5601 **Cidades Melhores** — Valor do Programa Constante da LOA: **547.043.210**

00SY	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas			**540.000.000**
		56101 -	*Ministério das Cidades - Administração Direta*	540.000.000
8872	Apoio à Capacitação de Agentes Públicos nas Três Esferas de Governo e de Agentes Sociais para o Desenvolvimento Urbano, por meio do Programa Nacional de Capacitação das Cidades - Capacidades			**3.336.258**
		56101 -	*Ministério das Cidades - Administração Direta*	3.336.258
8874	Apoio ao Planejamento e à Gestão Urbana Municipal e Interfederativa			**3.706.952**
		56101 -	*Ministério das Cidades - Administração Direta*	3.706.952

Programa: 5602 **Periferia Viva** — Valor do Programa Constante da LOA: **472.221.040**

Órgão: *56000 Ministério das Cidades* — ***Valor LOA:*** *472.221.040*

Ação	Título	Unidade Orçamentária		Valor
00SW	Apoio à regularização fundiária urbana			**187.440.629**
		56101 -	*Ministério das Cidades - Administração Direta*	187.440.629
00T2	Apoio à urbanização de favelas			**231.684.475**
		56101 -	*Ministério das Cidades - Administração Direta*	231.684.475
00TH	Apoio à urbanização de favelas por meio do Fundo Nacional de Habitação de Interesse Social			**3.706.952**
		56902 -	*Fundo Nacional de Habitação de Interesse Social - FNHIS*	3.706.952
00TJ	Apoio à melhoria habitacional			**2.316.846**
		56902 -	*Fundo Nacional de Habitação de Interesse Social - FNHIS*	2.316.846
00VC	Apoio à implementação de soluções baseadas natureza (SBN) para adaptação inclusiva das periferias urbanas às mudanças climáticas			**12.100.000**
		56101 -	*Ministério das Cidades - Administração Direta*	12.100.000
00VD	Apoio ao desenvolvimento e implementação de ações estratégicas do Programa Periferia Viva			**34.972.138**
		56101 -	*Ministério das Cidades - Administração Direta*	34.972.138

Programa: 5636 **Abastecimento e Soberania Alimentar** — Valor do Programa Constante da LOA: **331.866.884**

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* — ***Valor LOA:*** *331.866.884*

Ação	Título	Unidade Orçamentária		Valor
20Y7	Desenvolvimento do Abastecimento Agroalimentar			**58.622.686**
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	58.622.686
2130	Formação de Estoques Públicos - AGF			**201.503.465**
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	201.503.465
2137	Fiscalização dos Estoques e das Operações de Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários			**1.853.476**
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	1.853.476
21B9	Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais			**4.184.764**
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	4.184.764
21IP	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais			**65.702.493**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	65.702.493

Programa: 5661 **Igualdade de Decisão e Poder para Mulheres** — Valor do Programa Constante da LOA: **41.378.869**

Órgão: *65000 Ministério das Mulheres* — ***Valor LOA:*** *41.378.869*

Ação	Título	Unidade Orçamentária		Valor
21GF	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão			**39.896.087**
		65101 -	*Ministério das Mulheres - Administração Direta*	39.896.087
21GH	Funcionamento do Conselho Nacional dos Direitos da Mulher			**1.482.782**

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 5661	**Igualdade de Decisão e Poder para Mulheres**	Valor do Programa Constante da LOA:	**41.378.869**
21GH	Funcionamento do Conselho Nacional dos Direitos da Mulher		**1.482.782**
		65101 - *Ministério das Mulheres - Administração Direta*	1.482.782

Programa: 5662	**Mulher Viver sem Violência**	Valor do Programa Constante da LOA:	**167.444.312**
Órgão:	*65000 Ministério das Mulheres*	***Valor LOA:***	*167.444.312*
Ação	Título	Unidade Orçamentária	Valor
00SN	Apoio à Implementação de Casas da Mulher Brasileira e de Centros de Referência da Mulher Brasileira		**81.910.158**
		65101 - *Ministério das Mulheres - Administração Direta*	81.910.158
21GI	Apoio ao Funcionamento e Execução dos Serviços da Central de Atendimento à Mulher (Ligue 180)		**30.582.352**
		65101 - *Ministério das Mulheres - Administração Direta*	30.582.352
21GJ	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres		**54.951.802**
		65101 - *Ministério das Mulheres - Administração Direta*	54.951.802

Programa: 5663	**Autonomia Econômica das Mulheres**	Valor do Programa Constante da LOA:	**91.586.250**
Órgão:	*65000 Ministério das Mulheres*	***Valor LOA:***	*91.586.250*
Ação	Título	Unidade Orçamentária	Valor
21GG	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres		**91.586.250**
		65101 - *Ministério das Mulheres - Administração Direta*	91.586.250

Programa: 5801	**Pesca e Aquicultura Sustentáveis**	Valor do Programa Constante da LOA:	**105.482.785**
Órgão:	*58000 Ministério da Pesca e Aquicultura*	***Valor LOA:***	*105.482.785*
Ação	Título	Unidade Orçamentária	Valor
0080	Subvenção Econômica ao Preço do Óleo Diesel de Embarcações Pesqueiras (Lei nº 9.445, de 1997)		**1.390.108**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	1.390.108
20Y0	Desenvolvimento da Aquicultura		**30.073.641**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	30.073.641
20Y1	Desenvolvimento Sustentável da Pesca Artesanal		**26.070.644**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	26.070.644
20Y2	Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira		**20.708.104**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	20.708.104
213F	Funcionamento dos Terminais Pesqueiros Públicos de Propriedade e Administração da União		**6.399.274**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	6.399.274
21GE	Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva		**19.655.307**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	19.655.307
21HO	Apoio e Desenvolvimento da Participação Social e Manutenção de Colegiados		**1.185.707**
		58101 - *Ministério da Pesca e Aquicultura-Administração Direta*	1.185.707

Programa: 5802	**Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiros e Povos Ciganos**	Valor do Programa Constante da LOA:	**43.668.741**
Órgão:	*67000 Ministério da Igualdade Racial*	***Valor LOA:***	*43.668.741*
Ação	Título	Unidade Orçamentária	Valor
21FE	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos		**43.668.741**
		67101 - *Ministério da Igualdade Racial - Administração Direta*	43.668.741

Programa: 5803	**Juventude Negra Viva**	Valor do Programa Constante da LOA:	**18.621.894**
Órgão:	*67000 Ministério da Igualdade Racial*	***Valor LOA:***	*18.621.894*
Ação	Título	Unidade Orçamentária	Valor
21FF	Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra		**18.621.894**

Programa: 5803 Juventude Negra Viva — Valor do Programa Constante da LOA: **18.621.894**

Ação	Título	Unidade Orçamentária	Valor
21FF	Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra		**18.621.894**
		67101 - *Ministério da Igualdade Racial - Administração Direta*	18.621.894

Programa: 5804 Promoção da Igualdade Étnico-Racial, Combate e Superação do Racismo — Valor do Programa Constante da LOA: **80.569.801**

Órgão: *67000 Ministério da Igualdade Racial* — ***Valor LOA:*** *80.569.801*

Ação	Título	Unidade Orçamentária	Valor
21FC	Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR		**45.785.894**
		67101 - *Ministério da Igualdade Racial - Administração Direta*	45.785.894
21FG	Apoio no Funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR		**1.853.476**
		67101 - *Ministério da Igualdade Racial - Administração Direta*	1.853.476
21HN	Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo		**32.930.431**
		67101 - *Ministério da Igualdade Racial - Administração Direta*	32.930.431

Programa: 5811 Promoção dos Direitos das Pessoas com Deficiência — Valor do Programa Constante da LOA: **41.457.921**

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *15.613.959*

Ação	Título	Unidade Orçamentária	Valor
0E85	Subvenção Econômica em Operações de Financiamento para a Aquisição de Bens e Serviços de Tecnologia Assistiva Destinados a Pessoas com Deficiência (Lei n° 12.613, de 2012)		**15.613.959**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	15.613.959

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *25.843.962*

Ação	Título	Unidade Orçamentária	Valor
21G1	Promoção e Defesa dos Direitos das Pessoas com Deficiência		**25.843.962**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	25.843.962

Programa: 5812 Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ — Valor do Programa Constante da LOA: **26.988.532**

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *26.988.532*

Ação	Título	Unidade Orçamentária	Valor
21G2	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+		**26.988.532**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	26.988.532

Programa: 5814 Programa Nacional de Promoção dos Direitos da População em Situação de Rua — Valor do Programa Constante da LOA: **85.292.877**

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *85.292.877*

Ação	Título	Unidade Orçamentária	Valor
21G3	Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis		**85.292.877**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	85.292.877

Programa: 5815 Promoção do Direito de Envelhecer e dos Direitos Humanos da Pessoa Idosa — Valor do Programa Constante da LOA: **29.028.416**

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *29.028.416*

Ação	Título	Unidade Orçamentária	Valor
21FZ	Promoção e Defesa dos Direitos da Pessoa Idosa		**29.028.416**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	25.096.208
		81902 - *Fundo Nacional do Idoso - FNI*	3.932.208

Programa: 5816 Promoção e Proteção Integral dos Direitos Humanos de Crianças e Adolescentes com absoluta prioridade — Valor do Programa Constante da LOA: **81.258.802**

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *81.258.802*

Ação	Título	Unidade Orçamentária	Valor
21G0	Promoção e Defesa dos Direitos de Crianças e Adolescentes		**81.258.802**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	63.104.715

Programa: 5816 Promoção e Proteção Integral dos Direitos Humanos de Crianças e Adolescentes com absoluta prioridade — Valor do Programa Constante da LOA: **81.258.802**

Ação	Título	Unidade Orçamentária		Valor
21G0	Promoção e Defesa dos Direitos de Crianças e Adolescentes			**81.258.802**
		81901 -	*Fundo Nacional para a Criança e o Adolescente - FNCA*	18.154.087

Programa: 5837 Promoção da Cidadania, Defesa de Direitos Humanos e Reparação de Violações — Valor do Programa Constante da LOA: **159.489.715**

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *159.489.715*

Ação	Título	Unidade Orçamentária		Valor
0083	Indenização a Familiares de Mortos e Desaparecidos em Razão da Participação em Atividades Políticas (Lei nº 9.140, de 1995)			**100.000**
		81101 -	*Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	100.000
21G4	Apoio ao Funcionamento do Conselho Nacional dos Direitos Humanos (CNDH)			**1.444.971**
		81101 -	*Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	1.444.971
21G5	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações			**157.944.744**
		81101 -	*Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	157.944.744

Programa: 5838 Direitos Pluriétnicos Culturais e Sociais para o Pleno Exercício da Cidadania e o Bem Viver dos Povos Indígenas — Valor do Programa Constante da LOA: **72.341.130**

Órgão: *84000 Ministério dos Povos Indígenas* — ***Valor LOA:*** *72.341.130*

Ação	Título	Unidade Orçamentária		Valor
21BO	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas			**58.220.275**
		84101 -	*Ministério dos Povos Indígenas - Administração Direta*	34.141.403
		84201 -	*Fundação Nacional dos Povos Indígenas - FUNAI*	24.078.872
21FL	Gestão dos Direitos dos Povos Indígenas			**14.120.855**
		84101 -	*Ministério dos Povos Indígenas - Administração Direta*	14.120.855

Programa: 6111 Cooperação da Defesa para o Desenvolvimento Nacional — Valor do Programa Constante da LOA: **567.889.691**

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *567.889.691*

Ação	Título	Unidade Orçamentária		Valor
20X4	Manutenção e aprimoramento do Centro Gestor e Operacional do Sistema de Proteção da Amazônia – CENSIPAM			**49.294.793**
		52101 -	*Ministério da Defesa - Administração Direta*	49.294.793
219C	Acolhimento humanitário e interiorização de migrantes em situação de vulnerabilidade e fortalecimento do controle de fronteiras			**258.357.083**
		52101 -	*Ministério da Defesa - Administração Direta*	258.357.083
21BJ	Desenvolvimento do Desporto e Paradesporto Nacional e Militar			**4.186.931**
		52101 -	*Ministério da Defesa - Administração Direta*	4.186.931
21EM	Emprego das Forças Armadas e do Centro Gestor e Operacional do Sistema de Proteção da Amazônia em Apoio a Ações em Terras Indígenas			**194.757.601**
		52101 -	*Ministério da Defesa - Administração Direta*	194.757.601
21I7	Apoio à Participação nos Jogos Mundiais Militares do Conselho Internacional dos Esportes Militares			**12.368.279**
		52101 -	*Ministério da Defesa - Administração Direta*	12.368.279
21I8	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional			**13.164.016**
		52101 -	*Ministério da Defesa - Administração Direta*	13.164.016
2510	Prestação de Ensino Profissional Marítimo			**23.760.988**
		52932 -	*Fundo de Desenvolvimento do Ensino Profissional Marítimo*	23.760.988
7XM8	Implantação de Aeródromo em Santa Rosa do Purus/AC			**12.000.000**
		52121 -	*Comando do Exército*	12.000.000

Programa: 6112 Defesa Nacional — Valor do Programa Constante da LOA: **14.980.048.165**

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *14.980.048.165*

Ação	Título	Unidade Orçamentária	Valor

Programa: 6112 **Defesa Nacional**		Valor do Programa Constante da LOA:	**14.980.048.165**
123G	Implantação de Estaleiro e Base Naval para Construção e Manutenção de Submarinos Convencionais e Nucleares		**195.527.526**
		52131 - *Comando da Marinha*	195.527.526
123H	Construção de Submarino de Propulsão Nuclear		**235.102.387**
		52131 - *Comando da Marinha*	235.102.387
123I	Construção de Submarinos Convencionais		**281.776.895**
		52131 - *Comando da Marinha*	281.776.895
123J	Aquisição de Helicópteros para Emprego das Forças Armadas		**149.527.133**
		52101 - *Ministério da Defesa - Administração Direta*	149.527.133
13DB	Aquisição de Sistemas de Artilharia Antiaérea		**12.135.508**
		52121 - *Comando do Exército*	12.135.508
147F	Implantação de Sistema de Defesa Cibernética para a Defesa Nacional		**86.529.566**
		52101 - *Ministério da Defesa - Administração Direta*	75.110.322
		52121 - *Comando do Exército*	11.419.244
14LW	Implantação do Sistema de Defesa Estratégico ASTROS		**32.562.182**
		52121 - *Comando do Exército*	32.562.182
14T0	Aquisição de Aeronaves de Caça e Sistemas Afins - Projeto FX-2		**1.358.093.594**
		52111 - *Comando da Aeronáutica*	1.358.093.594
14T4	Implantação do Projeto Forças Blindadas		**513.050.844**
		52121 - *Comando do Exército*	513.050.844
14T5	Implantação do Sistema Integrado de Monitoramento de Fronteiras - SISFRON		**267.534.705**
		52121 - *Comando do Exército*	267.534.705
14T7	Desenvolvimento de Sistemas de Tecnologia Nuclear da Marinha		**776.782.534**
		52131 - *Comando da Marinha*	776.782.534
14XJ	Aquisição de Cargueiro Tático Militar de 10 a 20 Toneladas - Projeto KC-390		**507.529.259**
		52111 - *Comando da Aeronáutica*	507.529.259
151S	Implantação e Desenvolvimento do Programa Estratégico de Sistemas Espaciais (PESE)		**9.404.040**
		52101 - *Ministério da Defesa - Administração Direta*	9.404.040
156M	Modernização e Transformação Estratégica e Operacional do Exército Brasileiro		**189.335.825**
		52121 - *Comando do Exército*	189.335.825
157M	Desenvolvimento e Implementação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz)		**1.869.776**
		52131 - *Comando da Marinha*	1.869.776
15W4	Aquisição de Helicópteros Leves (Projeto TH-X)		**89.054.684**
		52101 - *Ministério da Defesa - Administração Direta*	89.054.684
15W6	Implantação do Programa Estratégico do Exército LUCERNA (Prg EE LUCERNA)		**4.786.585**
		52121 - *Comando do Exército*	4.786.585
162N	Implantação do Complexo de Saúde General-de-Brigada Médico João Severiano da Fonseca		**100.000**
		52121 - *Comando do Exército*	100.000
162O	Implantação da Escola de Sargentos do Exército		**5.433.040**
		52121 - *Comando do Exército*	5.433.040
163Z	Pesquisa, Desenvolvimento e Inovação (PD&I) das plantas de produção fabril		**17.728.497**
		52221 - *Indústria de Material Bélico do Brasil - IMBEL*	17.728.497
166R	Construção de navios de pequeno porte		**100.000**
		52931 - *Fundo Naval*	100.000
1N47	Construção de Navios-Patrulha de 500 toneladas (NPa 500t)		**162.360.344**

Programas Finalísticos

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 6112 **Defesa Nacional** Valor do Programa Constante da LOA: **14.980.048.165**

1N47	Construção de Navios-Patrulha de 500 toneladas (NPa 500t)			**162.360.344**
		52931 -	*Fundo Naval*	162.360.344
1N56	Desenvolvimento de Míssil Nacional Antinavio			**144.938**
		52131 -	*Comando da Marinha*	144.938
2048	Manutenção e Suprimento de Material Aeronáutico			**876.359.315**
		52911 -	*Fundo Aeronáutico*	876.359.315
20IH	Modernização e Revitalização de Aeronaves e Sistemas Embarcados			**34.599.981**
		52111 -	*Comando da Aeronáutica*	34.599.981
20SA	Manutenção de Sistemas de Informações Militares da Força Aérea			**13.484.044**
		52911 -	*Fundo Aeronáutico*	13.484.044
20T4	Atividades do Centro de Apoio a Sistemas Logísticos de Defesa			**2.166.920**
		52101 -	*Ministério da Defesa - Administração Direta*	1.808.214
		52111 -	*Comando da Aeronáutica*	358.706
20X1	Participação brasileira em operações de paz e segurança internacionais			**21.215.276**
		52101 -	*Ministério da Defesa - Administração Direta*	21.215.276
20X3	Mobilização e Logística para a Defesa Nacional			**9.497.450**
		52101 -	*Ministério da Defesa - Administração Direta*	9.497.450
20X5	Operações de Comando e Controle da Defesa Nacional			**27.897.527**
		52101 -	*Ministério da Defesa - Administração Direta*	27.897.527
20X6	Adequação e Manutenção de Unidades Militares para a Soberania e Integridade Nacional na Região do Calha Norte			**26.010.525**
		52101 -	*Ministério da Defesa - Administração Direta*	26.010.525
20X7	Emprego Conjunto ou Combinado das Forças Armadas			**85.649.690**
		52101 -	*Ministério da Defesa - Administração Direta*	85.649.690
20XB	Pesquisa e Desenvolvimento no Setor Aeroespacial			**23.961.434**
		52911 -	*Fundo Aeronáutico*	23.961.434
20XE	Manutenção e Modernização de Sistemas de Comando e Controle do Exército			**71.556.351**
		52121 -	*Comando do Exército*	71.556.351
20XH	Realização de Ações de Cooperação do Exército - Obras de Engenharia			**102.500.000**
		52121 -	*Comando do Exército*	102.500.000
20XJ	Desenvolvimento Tecnológico do Exército			**15.819.873**
		52121 -	*Comando do Exército*	15.819.873
20XO	Desenvolvimento Tecnológico da Marinha			**3.255.665**
		52131 -	*Comando da Marinha*	3.255.665
20XR	Capacitação Profissional da Marinha			**31.962.457**
		52931 -	*Fundo Naval*	31.962.457
20XV	Operação do Sistema de Controle do Espaço Aéreo Brasileiro - SISCEAB			**3.073.971.568**
		52911 -	*Fundo Aeronáutico*	3.073.971.568
211D	Coordenação Técnica da Amazônia Azul Tecnologias de Defesa SA - AMAZUL			**7.370.195**
		52233 -	*Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL*	7.370.195
212O	Movimentação de Militares			**1.347.401.968**
		52111 -	*Comando da Aeronáutica*	288.093.388
		52121 -	*Comando do Exército*	698.078.831
		52131 -	*Comando da Marinha*	361.229.749
217W	Operação de Sistemas Espaciais de Observação da Terra			**5.811.812**
		52111 -	*Comando da Aeronáutica*	5.811.812
218X	Operações de Garantia da Lei e da Ordem			**500.000**

Programa: 6112 **Defesa Nacional** Valor do Programa Constante da LOA: **14.980.048.165**

218X	Operações de Garantia da Lei e da Ordem			**500.000**
		52101 -	*Ministério da Defesa - Administração Direta*	500.000
219D	Adequação de Ativos de Infraestrutura das Organizações Militares			**236.350.010**
		52111 -	*Comando da Aeronáutica*	54.277.464
		52121 -	*Comando do Exército*	137.027.284
		52131 -	*Comando da Marinha*	45.045.262
219W	Integração dos Sistemas de Comunicações de Defesa			**14.686.882**
		52101 -	*Ministério da Defesa - Administração Direta*	11.186.882
		52111 -	*Comando da Aeronáutica*	3.500.000
21A0	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa			**1.659.604.109**
		52121 -	*Comando do Exército*	578.940.433
		52131 -	*Comando da Marinha*	900.000
		52911 -	*Fundo Aeronáutico*	176.497.575
		52931 -	*Fundo Naval*	903.266.101
21BI	Difusão do Conhecimento sobre Defesa Nacional à Sociedade Brasileira e Interação do Ensino Militar			**5.199.034**
		52101 -	*Ministério da Defesa - Administração Direta*	5.199.034
21BK	Manutenção das estruturas do Programa Estratégico de Sistemas Espaciais			**13.507.370**
		52101 -	*Ministério da Defesa - Administração Direta*	13.507.370
21BY	Fiscalização da Navegação Aquaviária			**19.119.413**
		52931 -	*Fundo Naval*	19.119.413
21BZ	Prestação de Auxílios à Navegação			**261.699.316**
		52931 -	*Fundo Naval*	261.699.316
21CL	Recomposição do Núcleo do Poder Naval			**195.194.087**
		52131 -	*Comando da Marinha*	195.194.087
21CM	Recomposição dos Meios da Força Aérea Brasileira			**8.928.000**
		52911 -	*Fundo Aeronáutico*	8.928.000
21D1	Gerenciamento, Melhoria, Modernização e Recuperação de Sistemas de Artilharia Antiaérea			**4.677.648**
		52121 -	*Comando do Exército*	4.677.648
21D2	Recomposição da Capacidade e dos Meios da Força Terrestre			**64.692.300**
		52921 -	*Fundo do Exército*	64.692.300
21E7	Manutenção da Capacidade Operacional dos Meios Aéreos das Forças Armadas			**136.975.513**
		52101 -	*Ministério da Defesa - Administração Direta*	136.975.513
21E9	Manutenção da capacidade operativa dos Submarinos S-BR “Classe Riachuelo” desenvolvidos no âmbito do Programa de Desenvolvimento de Submarinos (PROSUB)			**89.780.214**
		52931 -	*Fundo Naval*	89.780.214
21EA	Manutenção da capacidade operativa das Fragatas “Classe Tamandaré” desenvolvidas no âmbito do Programa Fragata Classe Tamandaré (PFCT)			**20.954.381**
		52931 -	*Fundo Naval*	20.954.381
21GN	Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa			**122.235.170**
		52911 -	*Fundo Aeronáutico*	13.802.688
		52921 -	*Fundo do Exército*	24.085.707
		52931 -	*Fundo Naval*	8.873.790
		52932 -	*Fundo de Desenvolvimento do Ensino Profissional Marítimo*	75.472.985
21GO	Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa			**63.597.354**
		52101 -	*Ministério da Defesa - Administração Direta*	20.478.201
		52911 -	*Fundo Aeronáutico*	29.175.745

Programa: 6112 **Defesa Nacional**		Valor do Programa Constante da LOA:	**14.980.048.165**
21GO	Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa		**63.597.354**
		52921 - *Fundo do Exército*	9.900.000
		52931 - *Fundo Naval*	4.043.408
21GP	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa		**44.936.677**
		52911 - *Fundo Aeronáutico*	5.816.615
		52921 - *Fundo do Exército*	34.285.707
		52931 - *Fundo Naval*	4.834.355
21GQ	Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa		**54.845.337**
		52911 - *Fundo Aeronáutico*	20.145.776
		52921 - *Fundo do Exército*	29.865.205
		52931 - *Fundo Naval*	4.834.356
21I9	Manutenção do Sistema Militar de Defesa Cibernética para a Defesa Nacional		**705.529**
		52101 - *Ministério da Defesa - Administração Direta*	705.529
21IO	Disponibilização de Embarcações Integrantes do Programa Fragatas Classe Tamandaré (PFCT)		**1.370.322**
		52131 - *Comando da Marinha*	1.370.322
2866	Ações de Caráter Sigiloso		**11.457.359**
		52101 - *Ministério da Defesa - Administração Direta*	2.121.039
		52111 - *Comando da Aeronáutica*	4.877.410
		52121 - *Comando do Exército*	4.344.567
		52131 - *Comando da Marinha*	114.343
2868	Combustíveis e Lubrificantes de Aviação		**365.260.028**
		52911 - *Fundo Aeronáutico*	365.260.028
2872	Mobilização para o Serviço Militar Obrigatório		**10.013.915**
		52903 - *Fundo do Serviço Militar*	10.013.915
2900	Seleção para o Serviço Militar e Apresentação da Reserva em Disponibilidade		**5.619.523**
		52121 - *Comando do Exército*	5.619.523
2913	Investigação e Prevenção de Acidentes Aeronáuticos e Espaciais		**10.900.000**
		52911 - *Fundo Aeronáutico*	10.900.000
2919	Registro e Fiscalização de Produtos Controlados		**65.000.000**
		52921 - *Fundo do Exército*	65.000.000
2B28	Apoio ao desenvolvimento de tecnologias de interesse da Defesa Nacional		**2.442.057**
		52101 - *Ministério da Defesa - Administração Direta*	2.442.057
2D55	Implementação de Política, Estratégia e Assuntos Internacionais na Área de Defesa		**10.661.407**
		52101 - *Ministério da Defesa - Administração Direta*	10.661.407
3138	Implantação do Sistema de Aviação do Exército		**539.806.705**
		52121 - *Comando do Exército*	539.806.705
4528	Produção de Material de Emprego Militar		**125.261.593**
		52221 - *Indústria de Material Bélico do Brasil - IMBEL*	125.261.593
7XN4	Implantação do Colégio Militar de São Paulo (CMSP)		**57.619.586**
		52121 - *Comando do Exército*	57.619.586
7XT4	Ampliação e Adequação do Hospital Geral de Salvador (HGeS)		**15.805.828**
		52121 - *Comando do Exército*	15.805.828
8965	Capacitação Profissional Militar do Exército Brasileiro		**63.679.585**
		52121 - *Comando do Exército*	63.679.585

Programa: 6113 **Oceano, Zona Costeira e Antártica**	Valor do Programa Constante da LOA:	**63.884.267**

Programa: 6113 **Oceano, Zona Costeira e Antártica** — Valor do Programa Constante da LOA: **63.884.267**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* — ***Valor LOA:*** *985.707*

Ação	Título	Unidade Orçamentária	Valor
20UV	Fomento à Pesquisa e Desenvolvimento em Ciência e Tecnologia do Mar e Antártica e à Infraestrutura Oceânica e Antártica		**985.707**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	985.707

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *9.000.000*

Ação	Título	Unidade Orçamentária	Valor
20LC	Geologia do Espaço Marinho e Costeiro - Novo PAC		**9.000.000**
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	9.000.000

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *53.898.560*

Ação	Título	Unidade Orçamentária	Valor
14ML	Reconstrução da Estação Antártica Comandante Ferraz		**42.815.292**
		52133 - *Secretaria da Comissão Interministerial para os Recursos do Mar*	42.815.292
2345	Apoio Logístico à Pesquisa Científica na Antártica		**1.861.483**
		52133 - *Secretaria da Comissão Interministerial para os Recursos do Mar*	1.861.483
2518	Apoio à Pesquisa e ao Monitoramento Oceanográfico e Climatológico da Amazônia Azul		**717.070**
		52133 - *Secretaria da Comissão Interministerial para os Recursos do Mar*	717.070
2E97	Operação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz)		**8.504.715**
		52133 - *Secretaria da Comissão Interministerial para os Recursos do Mar*	8.504.715

Programa: 6114 **Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios** — Valor do Programa Constante da LOA: **986.428.224**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* — ***Valor LOA:*** *3.971.496*

Ação	Título	Unidade Orçamentária	Valor
20V9	Monitoramento da Cobertura da Terra e do Risco de Queimadas e Incêndios Florestais (INPE)		**3.971.496**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	3.971.496

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* — ***Valor LOA:*** *982.456.728*

Ação	Título	Unidade Orçamentária	Valor
168N	Fortalecimento da Fiscalização Ambiental Para o Controle do Desmatamento Ilegal na Amazônia		**57.744.074**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	57.744.074
20W2	Enfrentamento dos Processos de Desertificação, Mitigação e Adaptação aos Efeitos da Seca		**2.068.129**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	2.068.129
20WM	Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais		**237.957.774**
		44207 - *Instituto Chico Mendes de Conservação da Biodiversidade*	237.957.774
20WN	Execução de Pesquisa, Monitoramento e Conservação de Espécies e do Patrimônio Espeleológico		**6.487.166**
		44207 - *Instituto Chico Mendes de Conservação da Biodiversidade*	6.487.166
214M	Prevenção e Controle de Incêndios Florestais nas Áreas Federais Prioritárias		**66.600.000**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	66.600.000
214N	Controle e Fiscalização Ambiental		**232.700.000**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	232.700.000
214O	Gestão do Uso Sustentável da Biodiversidade e Recuperação Ambiental		**22.600.000**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	22.600.000
214P	Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais		**197.198.573**

Programa: 6114	**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**	Valor do Programa Constante da LOA:		**986.428.224**
214P	Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais			**197.198.573**
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	197.198.573
218R	Monitoramento Ambiental e Gestão da Informação Geoespacial Sobre o Meio Ambiente			**3.800.000**
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	3.800.000
219K	Gestão da Coleção Viva, do Patrimônio Histórico-Cultural e das Atividades de Disseminação do Conhecimento no Instituto de Pesquisas do Jardim Botânico do Rio de Janeiro			**12.692.844**
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	12.692.844
21F3	Implementação de Políticas para Biodiversidade, Vegetação Nativa e Áreas Protegidas			**10.563.966**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	10.563.966
21F4	Formulação e Implementação de Políticas, Estratégias e Iniciativas para o Controle do Desmatamento, Incêndios Florestais e o Ordenamento Ambiental Territorial			**3.180.705**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	3.180.705
21F5	Gestão de Florestas			**23.999.999**
		44102 -	*Serviço Florestal Brasileiro - SFB*	23.999.999
21HJ	Avaliação, Monitoramento e Conservação da Flora Brasileira			**849.000**
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	849.000
21HK	Pesquisa e Conservação da Biodiversidade Vegetal			**1.827.177**
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	1.827.177
21I5	Educação Ambiental			**300.000**
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	300.000
2E87	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais			**101.887.321**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	101.887.321

Volume II - Agregador

Volume II - Programas de Operações Especiais

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0901 **Operações Especiais: Cumprimento de Sentenças Judiciais** — Valor do Programa Constante da LOA: **122.301.053.926**

Órgão: *20000 Presidência da República* — ***Valor LOA:*** *31.513.327*

Ação	Título		Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**31.512.327**
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	31.512.327
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**1.000**
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	1.000

Órgão: *22000 Ministério da Agricultura e Pecuária* — ***Valor LOA:*** *26.327.496*

Ação	Título		Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**20.425.906**
		22202 -	*Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	20.425.906
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**5.901.590**
		22202 -	*Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	5.901.590

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* — ***Valor LOA:*** *6.055.200*

Ação	Título		Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**6.054.200**
		24209 -	*Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC*	6.054.200
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**1.000**
		24209 -	*Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC*	1.000

Órgão: *25000 Ministério da Fazenda* — ***Valor LOA:*** *106.053*

Ação	Título		Unidade Orçamentária	Valor
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**106.053**
		25104 -	*Procuradoria-Geral da Fazenda Nacional*	106.053

Órgão: *26000 Ministério da Educação* — ***Valor LOA:*** *73.378.439*

Ação	Título		Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**50.932.184**
		26294 -	*Hospital de Clínicas de Porto Alegre*	10.903
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	50.921.281
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**22.446.255**
		26294 -	*Hospital de Clínicas de Porto Alegre*	8.195.385
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	14.250.870

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *42.692.613*

Ação	Título		Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**14.947.738**
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	5.529.639
		32314 -	*Empresa de Pesquisa Energética - EPE*	1.141.264
		32398 -	*Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	8.276.835
00QY	Acordos referentes a passivos atuariais de estatais dependentes			**27.741.875**
		32398 -	*Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	27.741.875
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**3.000**
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	1.000
		32314 -	*Empresa de Pesquisa Energética - EPE*	1.000
		32398 -	*Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	1.000

Órgão: *33000 Ministério da Previdência Social* — ***Valor LOA:*** *55.362.885.451*

Ação	Título		Unidade Orçamentária	Valor
0005	Sentenças Judiciais Transitadas em Julgado (Precatórios)			**1.990.331.759**
		33904 -	*Fundo do Regime Geral de Previdência Social*	1.990.331.759

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0901 **Operações Especiais: Cumprimento de Sentenças Judiciais** — Valor do Programa Constante da LOA: **122.301.053.926**

Ação	Título	Unidade Orçamentária		Valor
00N2	Cumprimento de Sentença Judicial - Instituto Aerus de Seguridade Social - Processo nº 0010295-77.2004.4.01.3400			**843.437.794**
		33101 -	*Ministério da Previdência Social - Administração Direta*	843.437.794
00SA	Pagamento de honorários periciais nas ações em que o INSS figure como parte			**537.233.099**
		33201 -	*Instituto Nacional do Seguro Social*	537.233.099
00WU	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite			**22.801.863.587**
		33904 -	*Fundo do Regime Geral de Previdência Social*	22.801.863.587
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**29.190.019.212**
		33904 -	*Fundo do Regime Geral de Previdência Social*	29.190.019.212

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *4.768.445.845*

Ação	Título	Unidade Orçamentária		Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**4.257.618**
		36210 -	*Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	4.257.618
00WU	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite			**4.742.962.949**
		36201 -	*Fundação Oswaldo Cruz*	27.752.634
		36210 -	*Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	101.697.055
		36211 -	*Fundação Nacional de Saúde*	264.724.548
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	3.657.717
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	118.295.688
		36901 -	*Fundo Nacional de Saúde*	4.226.835.307
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**21.225.278**
		36210 -	*Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	21.224.278
		36901 -	*Fundo Nacional de Saúde*	1.000

Órgão: *39000 Ministério dos Transportes* — ***Valor LOA:*** *9.755.617*

Ação	Título	Unidade Orçamentária		Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**5.758.444**
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	5.758.444
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**3.997.173**
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	3.997.173

Órgão: *40000 Ministério do Trabalho e Emprego* — ***Valor LOA:*** *92.099.589*

Ação	Título	Unidade Orçamentária		Valor
00WU	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite			**116.241**
		40901 -	*Fundo de Amparo ao Trabalhador*	116.241
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**91.983.348**
		40901 -	*Fundo de Amparo ao Trabalhador*	91.983.348

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* — ***Valor LOA:*** *10.000.000*

Ação	Título	Unidade Orçamentária		Valor
00QG	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais			**10.000.000**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	10.000.000

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* — ***Valor LOA:*** *157.327.224*

Ação	Título	Unidade Orçamentária		Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais			**50.565.246**
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	50.565.246
00QY	Acordos referentes a passivos atuariais de estatais dependentes			**106.760.978**
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	106.760.978

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**	Valor do Programa Constante da LOA:	**122.301.053.926**

Ação	Título	Unidade Orçamentária	Valor
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor		**1.000**
		49202 - *Companhia Nacional de Abastecimento - CONAB*	1.000

Órgão: *52000 Ministério da Defesa* ***Valor LOA:*** *41.720.418*

Ação	Título	Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais		**27.827.384**
		52221 - *Indústria de Material Bélico do Brasil - IMBEL*	18.747.911
		52233 - *Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL*	9.079.473
00QG	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais		**13.292.459**
		52111 - *Comando da Aeronáutica*	13.292.459
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor		**600.575**
		52221 - *Indústria de Material Bélico do Brasil - IMBEL*	599.575
		52233 - *Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL*	1.000

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* ***Valor LOA:*** *35.261.906*

Ação	Título	Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais		**34.950.226**
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	34.950.226
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor		**311.680**
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	311.680

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* ***Valor LOA:*** *8.780.456.830*

Ação	Título	Unidade Orçamentária	Valor
0005	Sentenças Judiciais Transitadas em Julgado (Precatórios)		**44.255.689**
		55901 - *Fundo Nacional de Assistência Social*	44.255.689
00WU	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite		**507.007.021**
		55901 - *Fundo Nacional de Assistência Social*	507.007.021
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor		**8.229.194.120**
		55901 - *Fundo Nacional de Assistência Social*	8.229.194.120

Órgão: *56000 Ministério das Cidades* ***Valor LOA:*** *612.499.252*

Ação	Título	Unidade Orçamentária	Valor
0022	Sentenças Judiciais Devidas por Empresas Estatais		**220.865.184**
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	26.880.273
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	193.984.911
00QY	Acordos referentes a passivos atuariais de estatais dependentes		**390.627.636**
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	390.627.636
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor		**1.006.432**
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	1.000
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	1.005.432

Órgão: *71000 Encargos Financeiros da União* ***Valor LOA:*** *52.246.908.166*

Ação	Título	Unidade Orçamentária	Valor
0005	Sentenças Judiciais Transitadas em Julgado (Precatórios)		**3.163.803.556**
		71103 - *Encargos Financeiros da União - Pagamento de Sentenças Judiciais*	3.163.803.556
0022	Sentenças Judiciais Devidas por Empresas Estatais		**715.590.735**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	715.590.735
00G5	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais decorrente do Pagamento de Precatórios e Requisições de Pequeno Valor		**997.897.812**

Programa: 0901 **Operações Especiais: Cumprimento de Sentenças Judiciais** Valor do Programa Constante da LOA: **122.301.053.926**

Ação	Título	Unidade Orçamentária		Valor
00G5	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais decorrente do Pagamento de Precatórios e Requisições de Pequeno Valor			**997.897.812**
		71103 -	*Encargos Financeiros da União - Pagamento de Sentenças Judiciais*	997.897.812
00QG	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais			**119.957.019**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	119.957.019
00QY	Acordos referentes a passivos atuariais de estatais dependentes			**143.948.423**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	143.948.423
00WU	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite			**29.784.113.877**
		71103 -	*Encargos Financeiros da União - Pagamento de Sentenças Judiciais*	29.784.113.877
0625	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor			**6.582.916.178**
		71103 -	*Encargos Financeiros da União - Pagamento de Sentenças Judiciais*	6.582.916.178
0EC7	Sentenças Judiciais Transitadas em Julgado (Precatórios relativos à complementação da União ao Fundef)			**10.738.680.566**
		71103 -	*Encargos Financeiros da União - Pagamento de Sentenças Judiciais*	10.738.680.566

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* ***Valor LOA:*** *3.620.500*

Ação	Título	Unidade Orçamentária		Valor
0734	Indenização a Vítimas de Violação das Obrigações Contraídas pela União por Meio da Adesão a Tratados Internacionais de Proteção dos Direitos Humanos			**3.620.500**
		81101 -	*Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	3.620.500

Programa: 0902 **Operações Especiais: Financiamentos com Retorno** Valor do Programa Constante da LOA: **108.767.269.453**

Órgão: *40000 Ministério do Trabalho e Emprego* ***Valor LOA:*** *22.994.229.521*

Ação	Título	Unidade Orçamentária		Valor
0158	Financiamento de Programas de Desenvolvimento Econômico a Cargo do BNDES			**22.994.229.521**
		40901 -	*Fundo de Amparo ao Trabalhador*	22.994.229.521

Órgão: *71000 Encargos Financeiros da União* ***Valor LOA:*** *24.762.323.258*

Ação	Título	Unidade Orçamentária		Valor
00XF	Financiamento de operações de crédito reembolsável no âmbito do Programa Minha Casa, Minha Vida (Lei nº 12.351, de 2010)			**24.762.323.258**
		71903 -	*Fundo Social - FS*	24.762.323.258

Órgão: *74000 Operações Oficiais de Crédito* ***Valor LOA:*** *61.010.716.674*

Ação	Título	Unidade Orçamentária		Valor
0029	Financiamento aos Setores Produtivos da Região Centro-Oeste (Lei nº 7.827, de 27 de setembro de 1989)			**6.149.243.916**
		74914 -	*Recursos sob Supervisão do Fundo Constitucional de Financiamento do Centro-Oeste/FCO - MDR*	6.149.243.916
002E	Equalização de Juros no Âmbito do Programa de Incentivo a Implementação de Projetos de Interesse Social - PIPS (Lei n° 10.735, de 2003)			**100.000**
		74101 -	*Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	100.000
0030	Financiamento aos Setores Produtivos do Semiárido da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989)			**9.223.865.878**
		74915 -	*Recursos sob Supervisão do Fundo Constitucional de Financiamento do Nordeste/FNE - MDR*	9.223.865.878
0031	Financiamento aos Setores Produtivos da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989)			**9.223.865.878**
		74915 -	*Recursos sob Supervisão do Fundo Constitucional de Financiamento do Nordeste/FNE - MDR*	9.223.865.878
00GY	Financiamento Imobiliário para o Pessoal da Marinha			**227.279.633**
		74204 -	*Recursos sob Supervisão da Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	227.279.633
00IG	Concessão de Financiamento Estudantil - FIES (Lei nº 10.260, de 2001)			**7.673.088.625**
		74902 -	*Recursos sob Supervisão do Fundo de Financiamento ao Estudante do Ensino*	7.673.088.625

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0902 **Operações Especiais: Financiamentos com Retorno** Valor do Programa Constante da LOA: **108.767.269.453**

Ação	Título	Unidade Orçamentária	Valor
00IG	Concessão de Financiamento Estudantil - FIES (Lei nº 10.260, de 2001)		**7.673.088.625**
		Superior/FIES - Min. da Educação	
00JE	Financiamento Imobiliário para o Pessoal da Aeronáutica		**16.944.812**
		74205 - *Recursos sob Supervisão da Caixa de Financiamento Imobiliário da Aeronáutica*	16.944.812
00X6	Financiamentos de Investimentos em Infraestrutura Social (Lei nº 14.947, de 2024)		**10.000.000.000**
		74921 - *Recursos sob Supervisão do Fundo Nacional de Investimento em Infraestrutura Social (FIIS)/PR*	10.000.000.000
00XC	Aporte de Recursos para Implementação do Comitê Gestor do Imposto sobre Bens e Serviços - CGIBS (Lei Complementar nº 214, de 2025)		**800.000.000**
		74102 - *Recursos sob Supervisão do Ministério da Fazenda*	800.000.000
0534	Financiamento aos Setores Produtivos da Região Norte - FNO (Lei nº 7.827, de 27 de setembro de 1989)		**6.149.243.916**
		74913 - *Recursos sob Supervisão do Fundo Constitucional de Financiamento do Norte/FNO - MDR*	6.149.243.916
0A37	Financiamento de Projetos de Desenvolvimento Tecnológico de Empresas (Lei nº 11.540, de 2007)		**8.846.984.016**
		74910 - *Recursos sob Sup. do Fundo Nac.de Desenv.Científico e Tecnológico/FNDCT-M.Ciência,Tecnol. e Inov.*	8.846.984.016
0A81	Financiamento de Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 10.186, de 2001)		**500.000.000**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	500.000.000
0A83	Financiamento no Âmbito do Programa de Incentivo à Implementação de Projetos de Interesse Social - PIPS (Lei n° 10.735, de 2003)		**100.000**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	100.000
0A84	Financiamento de Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001)		**2.200.000.000**
		74101 - *Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	2.200.000.000

Programa: 0903 **Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica** Valor do Programa Constante da LOA: **634.920.896.552**

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *1.935.005.241*

Ação	Título	Unidade Orçamentária	Valor
00NY	Transferência de Recursos para a Conta de Desenvolvimento Energético (Lei nº 10.438, de 26 de abril de 2002)		**1.935.005.241**
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	1.935.005.241

Órgão: *73000 Transferências a Estados, Distrito Federal e Municípios* ***Valor LOA:*** *632.985.891.311*

Ação	Título	Unidade Orçamentária	Valor
0044	Transferência ao Fundo de Participação dos Estados e do Distrito Federal - FPE (CF, art.159)		**176.278.325.637**
		73108 - *Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	176.278.325.637
0045	Transferência ao Fundo de Participação dos Municípios - FPM (CF, art.159)		**215.223.537.114**
		73108 - *Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	215.223.537.114
0046	Transferência da cota-parte dos Estados e DF exportadores na arrecadação do IPI (CF, Art. 159)		**7.997.187.349**
		73108 - *Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	7.997.187.349
006M	Transferência do imposto territorial rural - ITR		**3.123.619.722**
		73108 - *Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	3.123.619.722
009T	Serviços Públicos de Saúde do Distrito Federal		**1.866.788.278**
		73901 - *Fundo Constitucional do Distrito Federal - FCDF*	1.866.788.278
00FM	Assistência Médica e Odontológica às Polícias Civil, Militar e ao Corpo de Bombeiros do Distrito Federal		**976.673.754**
		73901 - *Fundo Constitucional do Distrito Federal - FCDF*	976.673.754

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**	Valor do Programa Constante da LOA:		**634.920.896.552**
00H6	Transferência do imposto sobre operações financeiras Incidentes sobre o ouro - IOF Ouro			**27.382.982**
		73108 -	*Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	27.382.982
00NR	Manutenção das Polícias Civil, Polícia Militar e do Corpo de Bombeiros do Distrito Federal			**666.811.956**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	666.811.956
00NS	Inativos da Polícia Militar e do Corpo de Bombeiros do Distrito Federal			**4.071.183.787**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	4.071.183.787
00NT	Outros Benefícios das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal			**305.957.421**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	305.957.421
00PX	Transferência de Parcela dos Recursos Arrecadados por Taxa de Ocupação, de Foro e de Laudêmio e da Receita Patrimonial Decorrente da Alienação de Imóveis			**208.885.544**
		73113 -	*Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	208.885.544
00Q2	Pensionistas da Polícia Militar e do Corpo de Bombeiros do Distrito Federal			**970.004.999**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	970.004.999
00QN	Inativos e Pensionistas da Polícia Civil do Distrito Federal			**1.639.954.128**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	1.639.954.128
00RS	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos do FCDF			**822.041.619**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	822.041.619
00SE	Transferência Temporária a Estados, Distrito Federal e Municípios nos termos da Lei Complementar nº 176/2020			**4.000.000.000**
		73101 -	*Recursos sob Supervisão do Ministério da Fazenda*	4.000.000.000
00UV	Implementação da Política Nacional Aldir Blanc de Fomento à Cultura			**1.500.000.000**
		73120 -	*Recursos sob Supervisão do Fundo Nacional de Cultura*	1.500.000.000
00WW	Pessoal Ativo do Serviços Públicos de Saúde do Distrito Federal			**6.027.673.122**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	6.027.673.122
00WX	Pessoal Ativo do Serviços Públicos de Educação do Distrito Federal			**4.360.000.000**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	4.360.000.000
00WY	Pessoal Ativo das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal			**5.574.112.013**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	5.574.112.013
0169	Transferência de Concursos de Prognósticos (Lei nº 13.756/2018)			**39.527.856**
		73109 -	*Recursos sob Supervisão do Ministério do Esporte*	39.527.856
0223	Transferência de Cotas-Partes da Compensação Financeira - Tratado de ITAIPU (Lei nº 8.001, de 1990 - Art.1º)			**1.492.208.679**
		73118 -	*Recursos sob Supervisão da Agência Nacional de Energia Elétrica - ANEEL*	1.492.208.679
0312	Serviços Públicos de Educação do Distrito Federal			**749.284.159**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	749.284.159
0369	Transferência das Quotas Estadual e Municipal do Salário-Educação			**24.562.149.477**
		73107 -	*Recursos sob Supervisão do Ministério da Educação*	24.562.149.477
0546	Transferências de Cotas-Partes da Compensação Financeira pela Utilização de Recursos Hídricos para fins de Geração de Energia Elétrica (Lei nº 8.001, de 1990 - Art.1º)			**2.282.330.976**
		73118 -	*Recursos sob Supervisão da Agência Nacional de Energia Elétrica - ANEEL*	2.282.330.976
0547	Transferências de Cotas-Partes da Compensação Financeira pela Exploração de Recursos Minerais (Lei nº 8.001, de 1990 - Art.2º)			**6.613.109.821**
		73119 -	*Recursos sob Supervisão da Agência Nacional de ¿¿Mineração - ANM*	6.613.109.821

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0903 Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica — Valor do Programa Constante da LOA: **634.920.896.552**

Ação	Título	Unidade Orçamentária	Valor
0999	Transferência de repartição da Contribuição de Intervenção no Domínio Econômico - CIDE Combustíveis		**1.078.330.253**
		73108 - *Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	1.078.330.253
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**335.087.072**
		73901 - *Fundo Constitucional do Distrito Federal - FCDF*	335.087.072
0A53	Transferências das Participações pela Produção de Petróleo e Gás Natural (Lei nº 9.478, de 1997)		**60.237.855.246**
		73116 - *Recursos sob Supervisão da Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	60.237.855.246
0C03	Transferência de Recursos Decorrentes de Concessões Florestais (Lei nº 11.284, de 2006 - Art. 39)		**23.426.473**
		73111 - *Recursos sob Supervisão do Ministério do Meio Ambiente e Mudança do Clima*	23.426.473
0C33	Transferência ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação - FUNDEB		**92.969.112.558**
		73108 - *Transferências Constitucionais - Recursos sob Supervisão do Ministério da Fazenda*	92.969.112.558
0EC2	Transferências Especiais		**6.963.329.316**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	6.963.329.316

Programa: 0905 Operações Especiais: Serviço da Dívida Interna (Juros e Amortizações) — Valor do Programa Constante da LOA: **1.011.636.201.715**

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *18.600.000*

Ação	Título	Unidade Orçamentária	Valor
0283	Amortização e Encargos de Financiamento da Dívida Contratual Interna		**18.600.000**
		52232 - *Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	18.600.000

Órgão: *75000 Dívida Pública Federal* — ***Valor LOA:*** *1.011.617.601.715*

Ação	Título	Unidade Orçamentária	Valor
0272	Refinanciamento pela União de Dívidas Internas Contratuais das Administrações Direta e Indireta dos Estados, do Distrito Federal e dos Municípios (Lei nº 8.727, de 1993)		**53.164.524**
		75101 - *Recursos sob Supervisão do Ministério da Fazenda*	53.164.524
0455	Serviços da Dívida Pública Federal Interna		**1.011.564.437.191**
		75101 - *Recursos sob Supervisão do Ministério da Fazenda*	1.011.564.437.191

Programa: 0906 Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações) — Valor do Programa Constante da LOA: **45.298.488.982**

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *4.415.460.824*

Ação	Título	Unidade Orçamentária	Valor
0284	Amortização e Encargos de Financiamento da Dívida Contratual Externa		**4.415.460.824**
		52111 - *Comando da Aeronáutica*	3.322.320.887
		52131 - *Comando da Marinha*	1.093.139.937

Órgão: *75000 Dívida Pública Federal* — ***Valor LOA:*** *40.883.028.158*

Ação	Título	Unidade Orçamentária	Valor
0425	Serviços da Dívida Pública Federal Externa		**40.883.028.158**
		75101 - *Recursos sob Supervisão do Ministério da Fazenda*	40.883.028.158

Programa: 0907 Operações Especiais: Refinanciamento da Dívida Interna — Valor do Programa Constante da LOA: **1.741.032.790.554**

Órgão: *75000 Dívida Pública Federal* — ***Valor LOA:*** *1.741.032.790.554*

Ação	Título	Unidade Orçamentária	Valor
0365	Refinanciamento da Dívida Pública Mobiliária Federal Interna		**1.741.032.790.554**
		75101 - *Recursos sob Supervisão do Ministério da Fazenda*	1.741.032.790.554

Programa: 0908 Operações Especiais: Refinanciamento da Dívida Externa — Valor do Programa Constante da LOA: **29.139.732.220**

Órgão: *75000 Dívida Pública Federal* — ***Valor LOA:*** *29.139.732.220*

Ação	Título	Unidade Orçamentária	Valor

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0908 Operações Especiais: Refinanciamento da Dívida Externa — Valor do Programa Constante da LOA: **29.139.732.220**

Ação	Título	Unidade Orçamentária		Valor
0243	Refinanciamento da Dívida Pública Mobiliária Federal Externa			**29.139.732.220**
		75101 -	*Recursos sob Supervisão do Ministério da Fazenda*	29.139.732.220

Programa: 0909 Operações Especiais: Outros Encargos Especiais — Valor do Programa Constante da LOA: **111.211.572.987**

Órgão: *01000 Camara dos Deputados* — ***Valor LOA:*** *210.385.849*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**72.000.000**
		01101 -	*Câmara dos Deputados*	72.000.000
00UX	Demais Aposentadorias e Complementações			**132.770.000**
		01101 -	*Câmara dos Deputados*	132.770.000
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**5.441.643**
		01101 -	*Câmara dos Deputados*	5.441.643
0531	Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal			**91.206**
		01101 -	*Câmara dos Deputados*	91.206
0536	Benefícios de Legislação Especial			**83.000**
		01101 -	*Câmara dos Deputados*	83.000

Órgão: *02000 Senado Federal* — ***Valor LOA:*** *116.368.214*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**91.782.191**
		02101 -	*Senado Federal*	91.782.191
00UX	Demais Aposentadorias e Complementações			**24.486.023**
		02101 -	*Senado Federal*	24.486.023
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**50.000**
		02101 -	*Senado Federal*	50.000
0531	Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal			**50.000**
		02101 -	*Senado Federal*	50.000

Órgão: *03000 Tribunal de Contas da União* — ***Valor LOA:*** *33.933.757*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**32.733.757**
		03101 -	*Tribunal de Contas da União*	32.733.757
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**1.200.000**
		03101 -	*Tribunal de Contas da União*	1.200.000

Órgão: *10000 Supremo Tribunal Federal* — ***Valor LOA:*** *3.030.000*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**3.030.000**
		10101 -	*Supremo Tribunal Federal*	3.030.000

Órgão: *11000 Superior Tribunal de Justiça* — ***Valor LOA:*** *13.779.891*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**13.702.162**
		11101 -	*Superior Tribunal de Justiça*	13.702.162
0536	Benefícios de Legislação Especial			**77.729**
		11101 -	*Superior Tribunal de Justiça*	77.729

Órgão: *12000 Justiça Federal* — ***Valor LOA:*** *64.235.911*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**63.985.911**
		12101 -	*Justiça Federal de Primeiro Grau*	37.732.169
		12102 -	*Tribunal Regional Federal da 1a. Região*	9.815.891

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

00S6	Benefício Especial - Lei nº 12.618, de 2012		**63.985.911**
		12103 - *Tribunal Regional Federal da 2a. Região*	100.000
		12104 - *Tribunal Regional Federal da 3a. Região*	2.500.000
		12105 - *Tribunal Regional Federal da 4a. Região*	5.054.179
		12106 - *Tribunal Regional Federal da 5a. Região*	8.263.672
		12107 - *Tribunal Regional Federal da 6ª Região*	520.000
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**210.000**
		12101 - *Justiça Federal de Primeiro Grau*	30.000
		12102 - *Tribunal Regional Federal da 1a. Região*	30.000
		12103 - *Tribunal Regional Federal da 2a. Região*	30.000
		12104 - *Tribunal Regional Federal da 3a. Região*	30.000
		12105 - *Tribunal Regional Federal da 4a. Região*	30.000
		12106 - *Tribunal Regional Federal da 5a. Região*	30.000
		12107 - *Tribunal Regional Federal da 6ª Região*	30.000
0536	Benefícios de Legislação Especial		**40.000**
		12104 - *Tribunal Regional Federal da 3a. Região*	40.000

Órgão: *13000 Justiça Militar da União* ***Valor LOA:*** *365.056*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**365.056**
		13101 - *Justiça Militar da União*	365.056

Órgão: *14000 Justiça Eleitoral* ***Valor LOA:*** *1.491.349.040*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**56.306.431**
		14101 - *Tribunal Superior Eleitoral*	25.668.187
		14102 - *Tribunal Regional Eleitoral do Acre*	325.000
		14103 - *Tribunal Regional Eleitoral de Alagoas*	325.000
		14104 - *Tribunal Regional Eleitoral do Amazonas*	325.000
		14105 - *Tribunal Regional Eleitoral da Bahia*	528.216
		14106 - *Tribunal Regional Eleitoral do Ceará*	6.270.095
		14107 - *Tribunal Regional Eleitoral do Distrito Federal*	1.562.717
		14108 - *Tribunal Regional Eleitoral do Espírito Santo*	1.551.550
		14109 - *Tribunal Regional Eleitoral de Goiás*	359.034
		14110 - *Tribunal Regional Eleitoral do Maranhão*	325.000
		14111 - *Tribunal Regional Eleitoral de Mato Grosso*	325.000
		14112 - *Tribunal Regional Eleitoral de Mato Grosso do Sul*	518.752
		14113 - *Tribunal Regional Eleitoral de Minas Gerais*	833.820
		14114 - *Tribunal Regional Eleitoral do Pará*	1.498.588
		14115 - *Tribunal Regional Eleitoral da Paraíba*	608.413
		14116 - *Tribunal Regional Eleitoral do Paraná*	325.000
		14117 - *Tribunal Regional Eleitoral de Pernambuco*	5.651.724
		14118 - *Tribunal Regional Eleitoral do Piauí*	724.971
		14119 - *Tribunal Regional Eleitoral do Rio de Janeiro*	540.397
		14120 - *Tribunal Regional Eleitoral do Rio Grande do Norte*	1.602.484
		14121 - *Tribunal Regional Eleitoral do Rio Grande do Sul*	1.616.004
		14122 - *Tribunal Regional Eleitoral de Rondônia*	753.870
		14123 - *Tribunal Regional Eleitoral de Santa Catarina*	325.000
		14124 - *Tribunal Regional Eleitoral de São Paulo*	756.444
		14125 - *Tribunal Regional Eleitoral de Sergipe*	1.264.913
		14126 - *Tribunal Regional Eleitoral de Tocantins*	900.588
		14127 - *Tribunal Regional Eleitoral de Roraima*	495.664
		14128 - *Tribunal Regional Eleitoral do Amapá*	325.000

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

0413	Manutenção e Operação dos Partidos Políticos			**1.434.849.975**
		14901 -	*Fundo Partidário*	1.434.849.975
0536	Benefícios de Legislação Especial			**192.634**
		14101 -	*Tribunal Superior Eleitoral*	30.123
		14110 -	*Tribunal Regional Eleitoral do Maranhão*	19.560
		14116 -	*Tribunal Regional Eleitoral do Paraná*	65.503
		14119 -	*Tribunal Regional Eleitoral do Rio de Janeiro*	31.688
		14127 -	*Tribunal Regional Eleitoral de Roraima*	45.760

Órgão: *15000 Justiça do Trabalho* ***Valor LOA:*** *229.607.929*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**227.644.503**
		15101 -	*Tribunal Superior do Trabalho*	19.500.000
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	9.332.874
		15103 -	*Tribunal Regional do Trabalho da 2a. Região - São Paulo*	3.797.452
		15104 -	*Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	29.616.965
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	12.500.000
		15106 -	*Tribunal Regional do Trabalho da 5a. Região - Bahia*	39.220.000
		15107 -	*Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	3.731.106
		15108 -	*Tribunal Regional do Trabalho da 7a. Região - Ceará*	5.127.150
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	13.000.000
		15110 -	*Tribunal Regional do Trabalho da 9a. Região - Paraná*	27.525.761
		15111 -	*Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	17.136.386
		15112 -	*Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	642.534
		15113 -	*Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	3.750.050
		15114 -	*Tribunal Regional do Trabalho da 13a. Região - Paraíba*	2.908.344
		15115 -	*Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	2.145.000
		15116 -	*Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	16.881.348
		15117 -	*Tribunal Regional do Trabalho da 16a. Região - Maranhão*	1.036.404
		15118 -	*Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	4.118.621
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	2.385.469
		15120 -	*Tribunal Regional do Trabalho da 19a. Região - Alagoas*	3.120.000
		15121 -	*Tribunal Regional do Trabalho da 20a. Região - Sergipe*	2.125.584
		15122 -	*Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	1.450.000
		15123 -	*Tribunal Regional do Trabalho da 22a. Região - Piauí*	293.455
		15124 -	*Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	5.100.000
		15125 -	*Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	1.200.000
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**1.282.000**
		15101 -	*Tribunal Superior do Trabalho*	5.000
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	1.000
		15103 -	*Tribunal Regional do Trabalho da 2a. Região - São Paulo*	1.000
		15104 -	*Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	50.000
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	1.000
		15106 -	*Tribunal Regional do Trabalho da 5a. Região - Bahia*	300.000
		15107 -	*Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	100.000
		15108 -	*Tribunal Regional do Trabalho da 7a. Região - Ceará*	1.000
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	90.000

Programa de Operações Especiais

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária	Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**1.282.000**
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	1.000
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	10.000
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	1.000
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	1.000
		15114 - *Tribunal Regional do Trabalho da 13a. Região - Paraíba*	10.000
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	1.000
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	120.000
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	1.000
		15118 - *Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	300.000
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	5.000
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	1.000
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	260.000
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	10.000
		15123 - *Tribunal Regional do Trabalho da 22a. Região - Piauí*	1.000
		15124 - *Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	10.000
		15125 - *Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	1.000
0536	Benefícios de Legislação Especial		**681.426**
		15102 - *Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	681.426

Órgão: *16000 Justiça do Distrito Federal e dos Territórios* ***Valor LOA:*** *18.600.000*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**18.600.000**
		16101 - *Tribunal de Justiça do Distrito Federal*	18.600.000

Órgão: *17000 Conselho Nacional de Justiça* ***Valor LOA:*** *29.611*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**29.611**
		17101 - *Conselho Nacional de Justiça*	29.611

Órgão: *20000 Presidência da República* ***Valor LOA:*** *22.742.191*

Ação	Título	Unidade Orçamentária	Valor
00QF	Integralização de Cotas em Fundo de Apoio à Estruturação e ao Desenvolvimento de Projetos de Concessões e Parcerias Público-privadas da União, dos Estados, do Distrito Federal e dos Municípios		**22.687.949**
		20101 - *Presidência da República*	22.687.949
00S6	Benefício Especial - Lei nº 12.618, de 2012		**28.242**
		20101 - *Presidência da República*	14.121
		20118 - *Agência Brasileira de Inteligência - ABIN*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**26.000**
		20101 - *Presidência da República*	13.000
		20118 - *Agência Brasileira de Inteligência - ABIN*	13.000

Órgão: *22000 Ministério da Agricultura e Pecuária* ***Valor LOA:*** *5.337.616*

Ação	Título	Unidade Orçamentária	Valor
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)		**4.677.830**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	4.677.830
00S6	Benefício Especial - Lei nº 12.618, de 2012		**14.121**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**13.000**

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária		Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		22101 -	*Ministério da Agricultura e Pecuária - Administração Direta*	13.000
0536	Benefícios de Legislação Especial			**632.665**
		22101 -	*Ministério da Agricultura e Pecuária - Administração Direta*	136.590
		22202 -	*Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	496.075

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *225.701.609*

Ação	Título	Unidade Orçamentária		Valor
00R6	Encargos Decorrentes da Extinção de Entidades Vinculadas ao Ministério da Ciência, Tecnologia e Inovação - MCTI			**985.707**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	985.707
00S6	Benefício Especial - Lei nº 12.618, de 2012			**318.862**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	153.783
		24201 -	*Conselho Nacional de Desenvolvimento Científico e Tecnológico*	14.121
		24204 -	*Comissão Nacional de Energia Nuclear*	136.837
		24205 -	*Agência Espacial Brasileira*	14.121
00SV	Cobertura de Despesas de Administração e de Despesas Operacionais do Fundo Nacional de Desenvolvimento Científico e Tecnológico (Lei nº 11.540, de 12 de novembro de 2007, e Decreto nº 6.938, de 13 de agosto de 2009)			**224.350.798**
		24901 -	*Fundo Nacional de Desenvolvimento Científico e Tecnológico*	224.350.798
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	13.000
0536	Benefícios de Legislação Especial			**33.242**
		24204 -	*Comissão Nacional de Energia Nuclear*	33.242

Órgão: *25000 Ministério da Fazenda* ***Valor LOA:*** *2.140.449.443*

Ação	Título	Unidade Orçamentária		Valor
0023	Obrigações com a Garantia de Contratos de Financiamento Habitacional			**1.617.274.712**
		25903 -	*Fundo de Compensação e Variações Salariais*	1.617.274.712
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)			**21.453.567**
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	21.453.567
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**297.700**
		25101 -	*Ministério da Fazenda - Administração Direta*	200.000
		25203 -	*Comissão de Valores Mobiliários*	97.700
00S6	Benefício Especial - Lei nº 12.618, de 2012			**28.242**
		25101 -	*Ministério da Fazenda - Administração Direta*	14.121
		25208 -	*Superintendência de Seguros Privados*	14.121
0536	Benefícios de Legislação Especial			**409.515**
		25208 -	*Superintendência de Seguros Privados*	409.515
0556	Apoio Financeiro à Fundação Getúlio Vargas			**985.707**
		25101 -	*Ministério da Fazenda - Administração Direta*	985.707
0617	Operacionalização do Fundo de Compensação e Variações Salariais - FCVS			**500.000.000**
		25903 -	*Fundo de Compensação e Variações Salariais*	500.000.000

Órgão: *26000 Ministério da Educação* ***Valor LOA:*** *11.469.474.363*

Ação	Título	Unidade Orçamentária		Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**2.424.172**
		26101 -	*Ministério da Educação - Administração Direta*	200.000

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**2.424.172**
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	2.224.172
00S6	Benefício Especial - Lei nº 12.618, de 2012			**4.529.936**
		26101 -	*Ministério da Educação - Administração Direta*	14.121
		26104 -	*Instituto Nacional de Educação de Surdos*	14.121
		26105 -	*Instituto Benjamin Constant*	14.121
		26201 -	*Colégio Pedro II*	14.651
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	14.651
		26231 -	*Universidade Federal de Alagoas*	14.651
		26232 -	*Universidade Federal da Bahia*	14.651
		26233 -	*Universidade Federal do Ceará*	14.651
		26234 -	*Universidade Federal do Espírito Santo*	14.651
		26235 -	*Universidade Federal de Goiás*	14.651
		26236 -	*Universidade Federal Fluminense*	14.651
		26237 -	*Universidade Federal de Juiz de Fora*	14.651
		26238 -	*Universidade Federal de Minas Gerais*	14.651
		26239 -	*Universidade Federal do Pará*	14.651
		26240 -	*Universidade Federal da Paraíba*	14.651
		26241 -	*Universidade Federal do Paraná*	14.651
		26242 -	*Universidade Federal de Pernambuco*	14.651
		26243 -	*Universidade Federal do Rio Grande do Norte*	14.651
		26244 -	*Universidade Federal do Rio Grande do Sul*	14.651
		26245 -	*Universidade Federal do Rio de Janeiro*	1.496.092
		26246 -	*Universidade Federal de Santa Catarina*	14.651
		26247 -	*Universidade Federal de Santa Maria*	14.651
		26248 -	*Universidade Federal Rural de Pernambuco*	14.651
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	14.651
		26250 -	*Fundação Universidade Federal de Roraima*	14.651
		26252 -	*Universidade Federal de Campina Grande*	14.651
		26253 -	*Universidade Federal Rural da Amazônia*	14.651
		26254 -	*Universidade Federal do Triângulo Mineiro*	14.651
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	1.305
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	14.651
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	121.034
		26258 -	*Universidade Tecnológica Federal do Paraná*	14.651
		26260 -	*Universidade Federal de Alfenas*	79.308
		26261 -	*Universidade Federal de Itajubá*	14.651
		26262 -	*Universidade Federal de São Paulo*	14.651
		26263 -	*Universidade Federal de Lavras*	14.651
		26264 -	*Universidade Federal Rural do Semi-Árido*	14.651
		26266 -	*Fundação Universidade Federal do Pampa*	14.651
		26268 -	*Fundação Universidade Federal de Rondônia*	14.651
		26269 -	*Fundação Universidade do Rio de Janeiro*	14.651
		26270 -	*Fundação Universidade do Amazonas*	116.052
		26271 -	*Fundação Universidade de Brasília*	156.315
		26272 -	*Fundação Universidade Federal do Maranhão*	14.651
		26273 -	*Fundação Universidade Federal do Rio Grande*	108.975
		26274 -	*Universidade Federal de Uberlândia*	14.651
		26275 -	*Fundação Universidade Federal do Acre*	14.651
		26276 -	*Fundação Universidade Federal de Mato Grosso*	14.651

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

00S6 Benefício Especial - Lei nº 12.618, de 2012			**4.529.936**
	26277 -	*Fundação Universidade Federal de Ouro Preto*	14.651
	26278 -	*Fundação Universidade Federal de Pelotas*	14.651
	26279 -	*Fundação Universidade Federal do Piauí*	14.651
	26280 -	*Fundação Universidade Federal de São Carlos*	14.651
	26281 -	*Fundação Universidade Federal de Sergipe*	14.651
	26282 -	*Fundação Universidade Federal de Viçosa*	14.651
	26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	14.651
	26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	14.651
	26285 -	*Fundação Universidade Federal de São João del-Rei*	14.651
	26286 -	*Fundação Universidade Federal do Amapá*	14.651
	26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	14.121
	26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	5.507
	26292 -	*Fundação Joaquim Nabuco*	14.121
	26298 -	*Fundo Nacional de Desenvolvimento da Educação*	141.912
	26350 -	*Fundação Universidade Federal da Grande Dourados*	14.651
	26351 -	*Universidade Federal do Recôncavo da Bahia*	14.651
	26352 -	*Fundação Universidade Federal do ABC*	14.651
	26358 -	*Hospital Universitário Prof. Alberto Antunes*	14.651
	26359 -	*Complexo Hospitalar e de Saúde da Universidade Federal da Bahia*	14.651
	26362 -	*Hospital Universitário Walter Cantídio*	14.651
	26363 -	*Maternidade-Escola Assis Chateaubriand*	14.651
	26364 -	*Hospital Universitário Cassiano Antônio Morais*	14.651
	26365 -	*Hospital das Clínicas da Universidade Federal de Goiás*	14.651
	26367 -	*Hospital Universitário da Universidade Federal de Juiz de Fora*	14.651
	26368 -	*Hospital das Clínicas da Universidade Federal de Minas Gerais*	14.651
	26369 -	*Hospital Universitário João de Barros Barreto*	14.651
	26370 -	*Hospital Universitário Bettina Ferro Souza*	14.651
	26371 -	*Hospital Universitário Lauro Wanderley*	14.651
	26372 -	*Hospital de Clínicas da Universidade Federal do Paraná*	14.651
	26373 -	*Hospital das Clínicas da Universidade Federal de Pernambuco*	14.651
	26374 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio Grande do Norte*	14.651
	26378 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	14.651
	26386 -	*Hospital Universitário Prof. Polydoro Ernani de São Thiago*	14.651
	26387 -	*Hospital Universitário de Santa Maria*	14.651
	26388 -	*Hospital Universitário Alcides Carneiro*	14.651
	26391 -	*Hospital Universitário Gaffree e Guinle*	14.651
	26392 -	*Hospital Universitário Getúlio Vargas*	14.651
	26393 -	*Hospital Universitário de Brasília*	14.651
	26394 -	*Hospital Universitário da Fundação Universidade do Maranhão*	14.651
	26395 -	*Hospital Universitário Dr. Miguel Riet Corrêa Jr.*	14.651
	26396 -	*Hospital de Clínicas da Universidade Federal de Uberlândia*	14.651
	26398 -	*Hospital das Clínicas da Fundação Universidade Federal de Pelotas*	14.651
	26399 -	*Hospital Universitário da Fundação Universidade Federal do Piauí*	14.651
	26400 -	*Hospital Universitário da Fundação Universidade Federal de Sergipe*	14.651
	26402 -	*Instituto Federal de Alagoas*	14.651
	26403 -	*Instituto Federal do Amazonas*	14.651

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0909 Operações Especiais: Outros Encargos Especiais Valor do Programa Constante da LOA: **111.211.572.987**

00S6	Benefício Especial - Lei nº 12.618, de 2012			**4.529.936**
		26404 -	*Instituto Federal Baiano*	14.651
		26405 -	*Instituto Federal do Ceará*	48.189
		26406 -	*Instituto Federal do Espírito Santo*	47.617
		26407 -	*Instituto Federal Goiano*	14.651
		26408 -	*Instituto Federal do Maranhão*	14.651
		26409 -	*Instituto Federal de Minas Gerais*	14.651
		26410 -	*Instituto Federal do Norte de Minas Gerais*	14.651
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	195.316
		26412 -	*Instituto Federal do Sul de Minas Gerais*	5.231
		26413 -	*Instituto Federal do Triângulo Mineiro*	14.651
		26414 -	*Instituto Federal do Mato Grosso*	14.651
		26415 -	*Instituto Federal do Mato Grosso do Sul*	14.651
		26416 -	*Instituto Federal do Pará*	14.651
		26417 -	*Instituto Federal da Paraíba*	14.651
		26418 -	*Instituto Federal de Pernambuco*	14.651
		26419 -	*Instituto Federal do Rio Grande do Sul*	14.651
		26420 -	*Instituto Federal Farroupilha*	14.651
		26421 -	*Instituto Federal de Rondônia*	14.651
		26422 -	*Instituto Federal Catarinense*	14.651
		26423 -	*Instituto Federal de Sergipe*	14.651
		26424 -	*Instituto Federal do Tocantins*	14.651
		26425 -	*Instituto Federal do Acre*	14.651
		26426 -	*Instituto Federal do Amapá*	14.651
		26427 -	*Instituto Federal da Bahia*	14.651
		26428 -	*Instituto Federal de Brasília*	14.651
		26429 -	*Instituto Federal de Goiás*	14.651
		26430 -	*Instituto Federal do Sertão Pernambucano*	14.651
		26431 -	*Instituto Federal do Piauí*	14.651
		26432 -	*Instituto Federal do Paraná*	14.651
		26433 -	*Instituto Federal do Rio de Janeiro*	14.651
		26434 -	*Instituto Federal Fluminense*	67.600
		26435 -	*Instituto Federal do Rio Grande do Norte*	14.651
		26436 -	*Instituto Federal Sul-rio-grandense*	14.651
		26437 -	*Instituto Federal de Roraima*	14.651
		26438 -	*Instituto Federal de Santa Catarina*	14.651
		26439 -	*Instituto Federal de São Paulo*	14.651
		26440 -	*Universidade Federal da Fronteira Sul*	14.651
		26441 -	*Universidade Federal do Oeste do Pará*	14.651
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	14.651
		26447 -	*Universidade Federal do Oeste da Bahia*	14.651
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	81.456
		26449 -	*Universidade Federal do Cariri*	14.651
		26450 -	*Universidade Federal do Sul da Bahia*	14.651
		26452 -	*Universidade Federal de Catalão*	14.651
		26453 -	*Universidade Federal de Jataí*	14.651
		26454 -	*Universidade Federal de Rondonópolis*	14.651
		26455 -	*Universidade Federal do Delta do Parnaíba*	14.651
		26456 -	*Universidade Federal do Agreste de Pernambuco*	14.651
		26457 -	*Universidade Federal do Norte do Tocantins*	14.651
00W2	Integralização de cotas pela União em Fundo Privado com o Objetivo de Custear e Gerir Poupança de Incentivo à Permanência e Conclusão Escolar para Estudantes do Ensino Médio			**11.458.463.673**
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	11.458.463.673

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária	Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**39.000**
		26101 - *Ministério da Educação - Administração Direta*	13.000
		26104 - *Instituto Nacional de Educação de Surdos*	13.000
		26105 - *Instituto Benjamin Constant*	13.000
0536	Benefícios de Legislação Especial		**4.017.582**
		26105 - *Instituto Benjamin Constant*	38.228
		26231 - *Universidade Federal de Alagoas*	31.857
		26232 - *Universidade Federal da Bahia*	38.228
		26233 - *Universidade Federal do Ceará*	84.099
		26234 - *Universidade Federal do Espírito Santo*	139.596
		26235 - *Universidade Federal de Goiás*	26.854
		26236 - *Universidade Federal Fluminense*	222.996
		26238 - *Universidade Federal de Minas Gerais*	268.722
		26241 - *Universidade Federal do Paraná*	227.631
		26242 - *Universidade Federal de Pernambuco*	38.228
		26243 - *Universidade Federal do Rio Grande do Norte*	25.485
		26244 - *Universidade Federal do Rio Grande do Sul*	2.293
		26245 - *Universidade Federal do Rio de Janeiro*	632.310
		26246 - *Universidade Federal de Santa Catarina*	290.547
		26247 - *Universidade Federal de Santa Maria*	270.782
		26254 - *Universidade Federal do Triângulo Mineiro*	89.900
		26262 - *Universidade Federal de São Paulo*	9.557
		26269 - *Fundação Universidade do Rio de Janeiro*	42.232
		26271 - *Fundação Universidade de Brasília*	6.371
		26274 - *Universidade Federal de Uberlândia*	89.728
		26276 - *Fundação Universidade Federal de Mato Grosso*	50.971
		26277 - *Fundação Universidade Federal de Ouro Preto*	9.692
		26278 - *Fundação Universidade Federal de Pelotas*	393.293
		26279 - *Fundação Universidade Federal do Piauí*	95.570
		26282 - *Fundação Universidade Federal de Viçosa*	21.255
		26283 - *Fundação Universidade Federal de Mato Grosso do Sul*	314.652
		26294 - *Hospital de Clínicas de Porto Alegre*	329.175
		26371 - *Hospital Universitário Lauro Wanderley*	38.228
		26373 - *Hospital das Clínicas da Universidade Federal de Pernambuco*	114.684
		26405 - *Instituto Federal do Ceará*	6.371
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	19.114
		26417 - *Instituto Federal da Paraíba*	5.926
		26419 - *Instituto Federal do Rio Grande do Sul*	38.228
		26433 - *Instituto Federal do Rio de Janeiro*	4.779

Órgão: *28000 Ministério do Desenvolvimento, Indústria, Comércio e Serviços* ***Valor LOA:*** *75.821*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**42.363**
		28202 - *Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	14.121
		28203 - *Instituto Nacional da Propriedade Industrial - INPI*	14.121
		28233 - *Superintendência da Zona Franca de Manaus - SUFRAMA*	14.121
0473	Honra de Aval decorrente de Garantia do Risco das Operações de Financiamento a Micro, Pequenas e Médias Empresas (Lei nº 9.531, de 1997)		**425**
		28904 - *Fundo de Garantia para Promoção da Competitividade - FGPC*	425
0536	Benefícios de Legislação Especial		**33.033**
		28202 - *Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	33.033

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Órgão: *29000 Defensoria Pública da União* ***Valor LOA:*** *100.000*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**100.000**
		29101 -	*Defensoria Pública da União*	100.000

Órgão: *30000 Ministério da Justiça e Segurança Pública* ***Valor LOA:*** *199.780.523*

Ação	Título	Unidade Orçamentária		Valor
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)			**78.850.491**
		30107 -	*Departamento de Polícia Rodoviária Federal*	41.108.487
		30108 -	*Departamento de Polícia Federal*	37.742.004
00QV	Indenização Pela Flexibilização Voluntária do Repouso Remunerado			**34.160.000**
		30107 -	*Departamento de Polícia Rodoviária Federal*	34.160.000
00S6	Benefício Especial - Lei nº 12.618, de 2012			**103.383**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	17.413
		30107 -	*Departamento de Polícia Rodoviária Federal*	43.607
		30108 -	*Departamento de Polícia Federal*	14.121
		30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	14.121
		30212 -	*Agência Nacional de Proteção de Dados - ANPD*	14.121
00UI	Indenização pela Disponibilização Voluntária Durante o Repouso Remunerado			**84.485.463**
		30108 -	*Departamento de Polícia Federal*	84.485.463
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**39.000**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	13.000
		30107 -	*Departamento de Polícia Rodoviária Federal*	13.000
		30108 -	*Departamento de Polícia Federal*	13.000
0536	Benefícios de Legislação Especial			**2.142.186**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	49.482
		30107 -	*Departamento de Polícia Rodoviária Federal*	1.262.478
		30108 -	*Departamento de Polícia Federal*	830.226

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *184.150.716*

Ação	Título	Unidade Orçamentária		Valor
00OE	Remuneração da Empresa Pré-Sal Petróleo S.A. pela Gestão de Contratos			**183.157.194**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	183.157.194
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**330.746**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	45.000
		32314 -	*Empresa de Pesquisa Energética - EPE*	285.746
00S6	Benefício Especial - Lei nº 12.618, de 2012			**56.484**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	14.121
		32265 -	*Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	14.121
		32266 -	*Agência Nacional de Energia Elétrica - ANEEL*	14.121
		32396 -	*Agência Nacional de Mineração - ANM*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	13.000
0536	Benefícios de Legislação Especial			**593.292**
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	593.292

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Órgão: *33000 Ministério da Previdência Social* ***Valor LOA:*** *2.536.730.370*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		33206 -	*Superintendência Nacional de Previdência Complementar*	14.121
00UX	Demais Aposentadorias e Complementações			**589.648.495**
		33201 -	*Instituto Nacional do Seguro Social*	589.648.495
0536	Benefícios de Legislação Especial			**1.947.067.754**
		33201 -	*Instituto Nacional do Seguro Social*	1.947.067.754

Órgão: *34000 Ministério Público da União* ***Valor LOA:*** *21.237.116*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**21.214.116**
		34101 -	*Ministério Público Federal*	11.683.179
		34102 -	*Ministério Público Militar*	12.094
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	2.024.716
		34104 -	*Ministério Público do Trabalho*	7.469.758
		34105 -	*Escola Superior do Ministério Público da União*	24.369
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**5.000**
		34101 -	*Ministério Público Federal*	1.000
		34102 -	*Ministério Público Militar*	1.000
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	1.000
		34104 -	*Ministério Público do Trabalho*	1.000
		34105 -	*Escola Superior do Ministério Público da União*	1.000
0536	Benefícios de Legislação Especial			**18.000**
		34101 -	*Ministério Público Federal*	18.000

Órgão: *35000 Ministério das Relações Exteriores* ***Valor LOA:*** *6.268.987*

Ação	Título	Unidade Orçamentária		Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**2.520.793**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	2.520.793
00QX	Pagamento da taxa de administração do Escritório Local do Programa das Nações Unidas para o Desenvolvimento (PNUD)			**3.706.952**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	3.706.952
00S6	Benefício Especial - Lei nº 12.618, de 2012			**28.242**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	14.121
		35201 -	*Fundação Alexandre de Gusmão*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		35101 -	*Ministério das Relações Exteriores - Administração Direta*	13.000

Órgão: *36000 Ministério da Saúde* ***Valor LOA:*** *276.855.636*

Ação	Título	Unidade Orçamentária		Valor
00NJ	Doação à Agência Internacional de Compra de Medicamentos para Países em Desenvolvimento - UNITAID			**11.141.545**
		36901 -	*Fundo Nacional de Saúde*	11.141.545
00NK	Doação à Aliança Global para Vacinas e Imunização - GAVI			**5.560.428**
		36901 -	*Fundo Nacional de Saúde*	5.560.428
00S6	Benefício Especial - Lei nº 12.618, de 2012			**313.623**
		36201 -	*Fundação Oswaldo Cruz*	183.735
		36211 -	*Fundação Nacional de Saúde*	14.121
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	87.525

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**313.623**
		36213 - *Agência Nacional de Saúde Suplementar - ANS*	14.121
		36901 - *Fundo Nacional de Saúde*	14.121
0536	Benefícios de Legislação Especial		**9.840.040**
		36210 - *Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	2.039.671
		36211 - *Fundação Nacional de Saúde*	1.169.624
		36901 - *Fundo Nacional de Saúde*	6.630.745
09LP	Participação da União no Capital Social - Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS		**250.000.000**
		36901 - *Fundo Nacional de Saúde*	250.000.000

Órgão: *37000 Controladoria-Geral da União* ***Valor LOA:*** *2.159.814*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**2.146.814**
		37101 - *Controladoria-Geral da União - Administração Direta*	2.146.814
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**13.000**
		37101 - *Controladoria-Geral da União - Administração Direta*	13.000

Órgão: *39000 Ministério dos Transportes* ***Valor LOA:*** *885.434.149*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**356.481**
		39250 - *Agência Nacional de Transportes Terrestres - ANTT*	342.360
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	14.121
00TU	Indenização em decorrência do encerramento do Contrato de Concessão de Infraestrutura Rodoviária		**100**
		39250 - *Agência Nacional de Transportes Terrestres - ANTT*	100
00VR	Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada		**468.423.833**
		39101 - *Ministério dos Transportes - Administração Direta*	468.423.833
00VS	Participação da União em projetos de concessões e autorizações ferroviárias outorgadas à iniciativa privada		**123.386.684**
		39101 - *Ministério dos Transportes - Administração Direta*	123.386.684
00X1	Locação, com reversão patrimonial, na modalidade Built to Suit		**31.333.180**
		39250 - *Agência Nacional de Transportes Terrestres - ANTT*	31.333.180
00XT	Integralização de Cotas pela União no Fundo de Desenvolvimento da Infraestrutura Regional Sustentável (FDIRS) para garantir projetos do setor rodoviário		**5.000.000**
		39101 - *Ministério dos Transportes - Administração Direta*	5.000.000
00XU	Integralização de Cotas pela União no Fundo de Desenvolvimento da Infraestrutura Regional Sustentável (FDIRS) para garantir projetos do setor ferroviário		**237.146.163**
		39101 - *Ministério dos Transportes - Administração Direta*	237.146.163
0536	Benefícios de Legislação Especial		**19.687.708**
		39101 - *Ministério dos Transportes - Administração Direta*	21.451
		39252 - *Departamento Nacional de Infraestrutura de Transportes - DNIT*	19.666.257
0713	Cumprimento de Obrigações decorrentes da extinção do Departamento Nacional de Estradas de Rodagem - DNER		**100.000**
		39101 - *Ministério dos Transportes - Administração Direta*	100.000

Órgão: *40000 Ministério do Trabalho e Emprego* ***Valor LOA:*** *64.625.256*

Ação	Título	Unidade Orçamentária	Valor
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)		**1.561.014**
		40101 - *Ministério do Trabalho e Emprego - Administração Direta*	1.561.014

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**28.242**
		40101 - *Ministério do Trabalho e Emprego - Administração Direta*	14.121
		40203 - *Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	14.121
0643	Complemento da Atualização Monetária dos Recursos do Fundo de Garantia do Tempo de Serviço - FGTS (Lei Complementar nº 110, de 2001)		**63.036.000**
		40101 - *Ministério do Trabalho e Emprego - Administração Direta*	63.036.000

Órgão: *41000 Ministério das Comunicações* ***Valor LOA:*** *277.728*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**222.412**
		41101 - *Ministério das Comunicações - Administração Direta*	14.121
		41231 - *Agência Nacional de Telecomunicações - ANATEL*	208.291
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**13.000**
		41101 - *Ministério das Comunicações - Administração Direta*	13.000
0536	Benefícios de Legislação Especial		**42.316**
		41231 - *Agência Nacional de Telecomunicações - ANATEL*	42.316

Órgão: *42000 Ministério da Cultura* ***Valor LOA:*** *299.436*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**286.436**
		42101 - *Ministério da Cultura - Administração Direta*	14.121
		42201 - *Fundação Casa de Rui Barbosa*	14.121
		42202 - *Fundação Biblioteca Nacional - BN*	187.589
		42203 - *Fundação Cultural Palmares*	14.121
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	14.121
		42205 - *Fundação Nacional de Artes*	14.121
		42206 - *Agência Nacional do Cinema - ANCINE*	14.121
		42207 - *Instituto Brasileiro de Museus*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**13.000**
		42101 - *Ministério da Cultura - Administração Direta*	13.000

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* ***Valor LOA:*** *443.974*

Ação	Título	Unidade Orçamentária	Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012		**96.306**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	39.822
		44102 - *Serviço Florestal Brasileiro - SFB*	14.121
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	14.121
		44206 - *Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	14.121
		44207 - *Instituto Chico Mendes de Conservação da Biodiversidade*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados		**26.000**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	13.000
		44102 - *Serviço Florestal Brasileiro - SFB*	13.000
0536	Benefícios de Legislação Especial		**321.668**
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	321.668

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* ***Valor LOA:*** *736.961.513*

Ação	Título	Unidade Orçamentária	Valor
00IO	Inventariança do Fundo Nacional de Desenvolvimento - FND (Extinto pela Lei nº 12.431, de 2011)		**4.000**
		46101 - *Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	4.000

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária		Valor
00PN	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados			**130.001**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	130.001
00S6	Benefício Especial - Lei nº 12.618, de 2012			**28.242**
		46201 -	*Fundação Escola Nacional de Administração Pública*	14.121
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	14.121
0536	Benefícios de Legislação Especial			**6.674.233**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	6.674.233
0739	Indenização a Anistiados Políticos			**730.125.037**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	730.125.037

Órgão: *47000 Ministério do Planejamento e Orçamento* ***Valor LOA:*** *63.201*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**28.242**
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	14.121
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	14.121
0536	Benefícios de Legislação Especial			**34.959**
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	34.959

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* ***Valor LOA:*** *2.750.340*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**28.242**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	14.121
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	14.121
00U2	Participação da União no Capital da CEAGESP - Companhia de Entrepostos e Armazéns Gerais de São Paulo			**2.150.000**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	2.150.000
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	13.000
0536	Benefícios de Legislação Especial			**559.098**
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	489.447
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	69.651

Órgão: *51000 Ministério do Esporte* ***Valor LOA:*** *27.121*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		51101 -	*Ministério do Esporte - Administração Direta*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		51101 -	*Ministério do Esporte - Administração Direta*	13.000

Órgão: *52000 Ministério da Defesa* ***Valor LOA:*** *617.731.779*

Ação	Título	Unidade Orçamentária		Valor
00PP	Integralização do Capital Social Inicial da Empresa de Projetos Aeroespaciais do Brasil S.A. - ALADA			**13.676.000**
		52111 -	*Comando da Aeronáutica*	13.676.000
00S6	Benefício Especial - Lei nº 12.618, de 2012			**112.968**
		52101 -	*Ministério da Defesa - Administração Direta*	14.121
		52111 -	*Comando da Aeronáutica*	14.121
		52121 -	*Comando do Exército*	14.121

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**112.968**
		52131 -	*Comando da Marinha*	14.121
		52211 -	*Caixa de Financiamento Imobiliário da Aeronáutica*	14.121
		52222 -	*Fundação Osório*	14.121
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	14.121
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**52.000**
		52101 -	*Ministério da Defesa - Administração Direta*	13.000
		52111 -	*Comando da Aeronáutica*	13.000
		52121 -	*Comando do Exército*	13.000
		52131 -	*Comando da Marinha*	13.000
0536	Benefícios de Legislação Especial			**6.737.384**
		52101 -	*Ministério da Defesa - Administração Direta*	25.804
		52111 -	*Comando da Aeronáutica*	1.189.212
		52121 -	*Comando do Exército*	394.155
		52131 -	*Comando da Marinha*	1.970.541
		52221 -	*Indústria de Material Bélico do Brasil - IMBEL*	3.157.672
0739	Indenização a Anistiados Políticos			**597.153.427**
		52111 -	*Comando da Aeronáutica*	344.539.949
		52121 -	*Comando do Exército*	62.992.979
		52131 -	*Comando da Marinha*	189.620.499

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* ***Valor LOA:*** *105.621*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**84.726**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	14.121
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	14.121
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	14.121
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	14.121
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	14.121
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	13.000
0536	Benefícios de Legislação Especial			**7.895**
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	7.895

Órgão: *54000 Ministério do Turismo* ***Valor LOA:*** *27.121*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		54101 -	*Ministério do Turismo - Administração Direta*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		54101 -	*Ministério do Turismo - Administração Direta*	13.000

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* ***Valor LOA:*** *239.258*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**5.677**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	5.677

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0909 Operações Especiais: Outros Encargos Especiais — Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária		Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	13.000
0536	Benefícios de Legislação Especial			**220.581**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	220.581

Órgão: *56000 Ministério das Cidades* — ***Valor LOA:*** *25.535.332*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		56101 -	*Ministério das Cidades - Administração Direta*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		56101 -	*Ministério das Cidades - Administração Direta*	13.000
00XV	Integralização de cotas pela União em Fundo de Apoio à Infraestrutura para Recuperação e Adaptação a Eventos Climáticos Extremos – Firece			**1.000.000**
		56101 -	*Ministério das Cidades - Administração Direta*	1.000.000
0536	Benefícios de Legislação Especial			**24.508.211**
		56201 -	*Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	128.311
		56202 -	*Companhia Brasileira de Trens Urbanos - CBTU*	24.379.900

Órgão: *58000 Ministério da Pesca e Aquicultura* — ***Valor LOA:*** *27.121*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	13.000

Órgão: *60000 Gabinete da Vice-Presidência da República* — ***Valor LOA:*** *27.121*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		60101 -	*Gabinete da Vice-Presidência da República*	14.121
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		60101 -	*Gabinete da Vice-Presidência da República*	13.000

Órgão: *63000 Advocacia-Geral da União* — ***Valor LOA:*** *6.387.833*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**6.374.833**
		63101 -	*Advocacia-Geral da União*	6.374.833
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		63101 -	*Advocacia-Geral da União*	13.000

Órgão: *65000 Ministério das Mulheres* — ***Valor LOA:*** *13.000*

Ação	Título	Unidade Orçamentária		Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		65101 -	*Ministério das Mulheres - Administração Direta*	13.000

Órgão: *67000 Ministério da Igualdade Racial* — ***Valor LOA:*** *13.000*

Ação	Título	Unidade Orçamentária		Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	13.000

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

Órgão: *68000 Ministério de Portos e Aeroportos* ***Valor LOA:*** *1.662.632.398*

Ação	Título	Unidade Orçamentária		Valor
0095	Ressarcimento às Empresas Brasileiras de Navegação			**1.000.000**
		68901 -	*Fundo da Marinha Mercante - FMM*	1.000.000
00QP	Cumprimento de Obrigações Decorrentes da Dissolução/Liquidação da Companhia Docas do Maranhão - CODOMAR			**150.000**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	150.000
00S6	Benefício Especial - Lei nº 12.618, de 2012			**122.730**
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	108.609
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	14.121
00TW	Pagamento de Indenização à Concessionária do Aeroporto de São Gonçalo do Amarante/RN			**100.000**
		68902 -	*Fundo Nacional de Aviação Civil - FNAC*	100.000
00V4	Participação da União no Capital da Companhia Docas do Rio Grande do Norte - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODERN			**80.004.000**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	80.004.000
00V6	Participação da União no Capital da Portos Rio - CDRJ - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela Portos Rio			**15.002.000**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	15.002.000
00V7	Participação da União no Capital da Companhia Docas do Pará - CDP - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CDP			**2.000**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	2.000
00V9	Desapropriação de áreas necessárias à expansão da infraestrutura aeroportuária			**200.000**
		68902 -	*Fundo Nacional de Aviação Civil - FNAC*	200.000
00WJ	Participação da União no Capital da Companhia das Docas do Estado da Bahia - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODEBA			**1.000**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	1.000
00X8	Apoio financeiro reembolsável mediante concessão de empréstimo a Empresas prestadoras de Serviços Aéreos Regulares no Mercado Brasileiro			**1.565.040.568**
		68902 -	*Fundo Nacional de Aviação Civil - FNAC*	1.565.040.568
0E45	Participação da União no Capital da Empresa Brasileira de Infraestrutura Aeroportuária			**1.010.100**
		68902 -	*Fundo Nacional de Aviação Civil - FNAC*	1.010.100

Órgão: *69000 Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte* ***Valor LOA:*** *13.000*

Ação	Título	Unidade Orçamentária		Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	13.000

Órgão: *71000 Encargos Financeiros da União* ***Valor LOA:*** *40.225.427.813*

Ação	Título	Unidade Orçamentária		Valor
0026	Cobertura de Déficit nas Operações de Seguro Rural			**16.000.000**
		71904 -	*Fundo de Estabilidade do Seguro Rural - Recursos sob Supervisão do Ministério da Fazenda*	16.000.000
0027	Pagamentos no âmbito do Seguro de Crédito à Exportação			**700.000.000**
		71905 -	*Fundo de Garantia à Exportação - Recursos sob Supervisão do Ministério da Fazenda*	700.000.000
00EE	Integralização de Cotas no Fundo Garantidor de Operações (FGO) para o Programa Nacional de Apoio às Microempresas e Empresas de Pequeno Porte (Pronampe)			**10.000.000**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	10.000.000
00JG	Operacionalização do Fundo Social - FS			**1.000**

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0909 **Operações Especiais: Outros Encargos Especiais** Valor do Programa Constante da LOA: **111.211.572.987**

00JG	Operacionalização do Fundo Social - FS			**1.000**
		71903 -	*Fundo Social - FS*	1.000
00M3	Subvenção Econômica nas Operações de Financiamento ao Setor Produtivo para o Desenvolvimento Regional (Lei nº 12.712, de 2012)			**11.483.171**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	11.483.171
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)			**33.009.839**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	33.009.839
00V3	Ressarcimento das Contas do PIS/PASEP (ADCT, art. 121)			**210.156.425**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	210.156.425
00XB	Transferência ao Fundo de Compensação de Benefícios Fiscais ou Financeiro-Fiscais - FCBF (EC Nº 132, art. 12, § 1º)			**17.594.868.062**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	17.594.868.062
00XO	Financiamentos a Pessoas Físicas e Jurídicas de Direito Privado Exportadoras de Bens e Serviços, bem como seus Fornecedores, abrangidos pelo Plano Brasil Soberano			**10.000.000.000**
		71905 -	*Fundo de Garantia à Exportação - Recursos sob Supervisão do Ministério da Fazenda*	10.000.000.000
0265	Indenizações e Restituições relativas ao Programa de Garantia da Atividade Agropecuária - PROAGRO (Lei nº 8.171, de 1991)			**6.618.189.539**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	6.618.189.539
0536	Benefícios de Legislação Especial			**50.000.000**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	50.000.000
0739	Indenização a Anistiados Políticos			**20.000.000**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	20.000.000
0EB8	Financiamento de Campanha Eleitoral			**4.961.519.777**
		71906 -	*Fundo Especial de Financiamento de Campanhas*	4.961.519.777
0EE1	Integralização de Cotas no Fundo Garantidor de Operações (FGO) para Cobertura das Operações Contratadas no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - Pronaf			**200.000**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	200.000

Órgão: *72000 Encargos Previdenciarios da União* ***Valor LOA:*** *131.378.110*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**373.004**
		72146 -	*Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	14.121
		72233 -	*Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	358.883
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**99.000.000**
		72146 -	*Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	49.500.000
		72233 -	*Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	49.500.000
00X4	Compensação Financeira entre o SPSMFA e os demais RPPS dos entes federados			**1.000.000**
		72152 -	*Recursos Sob Supervisão do Ministério da Defesa*	1.000.000
0536	Benefícios de Legislação Especial			**31.005.106**
		72146 -	*Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	30.991.493
		72233 -	*Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	13.613

Órgão: *73000 Transferências a Estados, Distrito Federal e Municípios* ***Valor LOA:*** *67.719.390*

Ação	Título	Unidade Orçamentária		Valor
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)			**2.529.347**
		73113 -	*Recursos sob Supervisão do Ministério da*	2.529.347

Programa: 0909 Operações Especiais: Outros Encargos Especiais — Valor do Programa Constante da LOA: **111.211.572.987**

Ação	Título	Unidade Orçamentária		Valor
00OM	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)			**2.529.347**
			Gestão e Inovação em Serviços Públicos	
00S6	Benefício Especial - Lei nº 12.618, de 2012			**14.121**
		73113 -	*Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	14.121
00UX	Demais Aposentadorias e Complementações			**65.175.922**
		73113 -	*Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	65.175.922

Órgão: *74000 Operações Oficiais de Crédito* — ***Valor LOA:*** *10.197.830.313*

Ação	Título	Unidade Orçamentária		Valor
00M2	Integralização de Cotas em Fundos de Garantia de Operações de Crédito Educativo			**880.600.000**
		74902 -	*Recursos sob Supervisão do Fundo de Financiamento ao Estudante do Ensino Superior/FIES - Min. da Educação*	880.600.000
00QM	Assunção de Riscos das Operações de Recuperação da Lavoura Cacaueira Baiana (Leis nº 9.126, de 1995 e nº 10.186, de 2001)			**49.000.000**
		74101 -	*Recursos sob Supervisão da Secretaria do Tesouro Nacional - Ministério da Fazenda*	49.000.000
0118	Financiamentos à Infraestrutura Aquaviária, Portuária e Construção/Manutenção Naval			**9.266.918.558**
		74904 -	*Recursos sob Supervisão do Fundo da Marinha Mercante/FMM - M. de Portos e Aeroportos*	9.266.918.558
0461	Concessão de Empréstimos para Liquidação de Sociedades Seguradoras, Resseguradoras, Entidades de Previdência Complementar Aberta e Capitalização			**1.311.755**
		74201 -	*Recursos sob Supervisão da Superintendência de Seguros Privados/SUSEP - M. Fazenda*	1.311.755

Órgão: *75000 Dívida Pública Federal* — ***Valor LOA:*** *37.295.000.000*

Ação	Título	Unidade Orçamentária		Valor
00Q3	Assunção e Novação de Dívidas do Fundo de Compensação das Variações Salariais - FCVS			**37.000.000.000**
		75101 -	*Recursos sob Supervisão do Ministério da Fazenda*	37.000.000.000
00QE	Regularização de Obrigações Contingentes Reconhecidas pela União			**295.000.000**
		75101 -	*Recursos sob Supervisão do Ministério da Fazenda*	295.000.000

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* — ***Valor LOA:*** *91.572*

Ação	Título	Unidade Orçamentária		Valor
00X3	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados			**13.000**
		81101 -	*Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	13.000
0536	Benefícios de Legislação Especial			**78.572**
		81101 -	*Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	78.572

Órgão: *83000 Banco Central do Brasil* — ***Valor LOA:*** *17.373.622*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**16.996.451**
		83201 -	*Banco Central do Brasil - BACEN*	16.996.451
0536	Benefícios de Legislação Especial			**377.171**
		83201 -	*Banco Central do Brasil - BACEN*	377.171

Órgão: *84000 Ministério dos Povos Indígenas* — ***Valor LOA:*** *367.402*

Ação	Título	Unidade Orçamentária		Valor
00S6	Benefício Especial - Lei nº 12.618, de 2012			**127.504**
		84201 -	*Fundação Nacional dos Povos Indígenas - FUNAI*	127.504
0536	Benefícios de Legislação Especial			**239.898**
		84201 -	*Fundação Nacional dos Povos Indígenas - FUNAI*	239.898

Programa: 0910 Operações Especiais: Gestão da Participação em — Valor do Programa Constante da LOA: **1.526.558.312**

Organismos e Entidades Nacionais e Internacionais

Órgão: *01000 Camara dos Deputados* **Valor LOA:** *1.849.500*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**30.000**
		01101 - *Câmara dos Deputados*	30.000
00UT	Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica		**1.810.000**
		01101 - *Câmara dos Deputados*	1.810.000
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**9.500**
		01101 - *Câmara dos Deputados*	9.500

Órgão: *02000 Senado Federal* **Valor LOA:** *1.929.329*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**109.935**
		02101 - *Senado Federal*	109.935
00UT	Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica		**1.650.358**
		02101 - *Senado Federal*	1.650.358
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**169.036**
		02101 - *Senado Federal*	169.036

Órgão: *03000 Tribunal de Contas da União* **Valor LOA:** *158.000*

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**158.000**
		03101 - *Tribunal de Contas da União*	158.000

Órgão: *10000 Supremo Tribunal Federal* **Valor LOA:** *810.000*

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**810.000**
		10101 - *Supremo Tribunal Federal*	810.000

Órgão: *14000 Justiça Eleitoral* **Valor LOA:** *486.000*

Ação	Título	Unidade Orçamentária	Valor
00SP	Contribuição Voluntária ao Instituto Internacional para a Democracia e a Assistência Eleitoral – IDEA		**455.000**
		14101 - *Tribunal Superior Eleitoral*	455.000
00SR	Contribuição Voluntária ao Instituto Interamericano de Direitos Humanos da UNIORE - IIDH		**31.000**
		14101 - *Tribunal Superior Eleitoral*	31.000

Órgão: *20000 Presidência da República* **Valor LOA:** *8.743.143*

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**102.500**
		20101 - *Presidência da República*	102.500
00W7	Contribuição à Organização dos Estados Ibero-americanos para a Educação, a Ciência e a Cultura (OEI) para Realização de Atividades de Promoção do Diálogo e da Participação Social		**6.023.797**
		20101 - *Presidência da República*	6.023.797
00XD	Contribuição Voluntária ao Fundo Global para a Integridade da Informação sobre Mudanças do Clima, da Organização das Nações Unidas para a Educação, a Ciência e a Cultura (UNESCO)		**2.316.846**
		20101 - *Presidência da República*	2.316.846
00XH	Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ)		**300.000**
		20101 - *Presidência da República*	300.000

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* **Valor LOA:** *23.958.855*

Ação	Título	Unidade Orçamentária	Valor

Programa: 0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**	Valor do Programa Constante da LOA:		**1.526.558.312**
008A	Contribuição à Academia Brasileira de Ciências - ABC			**5.745.776**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	5.745.776
00F7	Contribuição à Associação Brasileira das Instituições de Pesquisa Tecnológica - ABIPTI			**8.350.000**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	8.350.000
00F8	Contribuição à Sociedade Brasileira para o Progresso da Ciência - SBPC			**5.745.776**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	5.745.776
00NQ	Contribuição à Associação para Promoção da Excelência do Software Brasileiro - SOFTEX			**2.785.707**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	2.785.707
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica			**134.030**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	119.030
		24204 -	*Comissão Nacional de Energia Nuclear*	15.000
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**1.047.566**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	995.565
		24205 -	*Agência Espacial Brasileira*	52.001
00WS	Contribuição para o Programa de Cooperação Técnica da Agência Internacional de Energia Atômica (AIEA)			**150.000**
		24204 -	*Comissão Nacional de Energia Nuclear*	150.000

Órgão: *25000 Ministério da Fazenda* ***Valor LOA:*** *3.608.757*

Ação	Título	Unidade Orçamentária		Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**3.608.757**
		25101 -	*Ministério da Fazenda - Administração Direta*	260.000
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	1.854.500
		25203 -	*Comissão de Valores Mobiliários*	1.124.900
		25208 -	*Superintendência de Seguros Privados*	369.357

Órgão: *26000 Ministério da Educação* ***Valor LOA:*** *37.387.399*

Ação	Título	Unidade Orçamentária		Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica			**11.105.447**
		26201 -	*Colégio Pedro II*	92.438
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	47.200
		26231 -	*Universidade Federal de Alagoas*	130.000
		26232 -	*Universidade Federal da Bahia*	165.790
		26233 -	*Universidade Federal do Ceará*	185.472
		26234 -	*Universidade Federal do Espírito Santo*	190.000
		26235 -	*Universidade Federal de Goiás*	149.961
		26236 -	*Universidade Federal Fluminense*	125.500
		26237 -	*Universidade Federal de Juiz de Fora*	180.433
		26238 -	*Universidade Federal de Minas Gerais*	318.000
		26239 -	*Universidade Federal do Pará*	140.000
		26240 -	*Universidade Federal da Paraíba*	350.000
		26241 -	*Universidade Federal do Paraná*	186.000
		26242 -	*Universidade Federal de Pernambuco*	147.308
		26243 -	*Universidade Federal do Rio Grande do Norte*	165.200
		26244 -	*Universidade Federal do Rio Grande do Sul*	170.000
		26245 -	*Universidade Federal do Rio de Janeiro*	143.200
		26246 -	*Universidade Federal de Santa Catarina*	150.000
		26247 -	*Universidade Federal de Santa Maria*	210.000
		26248 -	*Universidade Federal Rural de Pernambuco*	37.433

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**	Valor do Programa Constante da LOA:	**1.526.558.312**

00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**11.105.447**
	26249 -	*Universidade Federal Rural do Rio de Janeiro*	114.000
	26250 -	*Fundação Universidade Federal de Roraima*	80.000
	26251 -	*Fundação Universidade Federal do Tocantins*	101.076
	26252 -	*Universidade Federal de Campina Grande*	96.000
	26253 -	*Universidade Federal Rural da Amazônia*	25.000
	26254 -	*Universidade Federal do Triângulo Mineiro*	80.150
	26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	69.015
	26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	130.000
	26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	159.477
	26258 -	*Universidade Tecnológica Federal do Paraná*	90.000
	26260 -	*Universidade Federal de Alfenas*	67.880
	26261 -	*Universidade Federal de Itajubá*	65.400
	26262 -	*Universidade Federal de São Paulo*	84.350
	26263 -	*Universidade Federal de Lavras*	110.000
	26264 -	*Universidade Federal Rural do Semi-Árido*	72.100
	26266 -	*Fundação Universidade Federal do Pampa*	100.000
	26267 -	*Universidade Federal da Integração Latino Americana*	53.000
	26268 -	*Fundação Universidade Federal de Rondônia*	93.000
	26269 -	*Fundação Universidade do Rio de Janeiro*	98.000
	26270 -	*Fundação Universidade do Amazonas*	112.728
	26271 -	*Fundação Universidade de Brasília*	183.365
	26272 -	*Fundação Universidade Federal do Maranhão*	138.300
	26273 -	*Fundação Universidade Federal do Rio Grande*	30.000
	26274 -	*Universidade Federal de Uberlândia*	198.100
	26275 -	*Fundação Universidade Federal do Acre*	85.259
	26276 -	*Fundação Universidade Federal de Mato Grosso*	94.536
	26277 -	*Fundação Universidade Federal de Ouro Preto*	95.446
	26278 -	*Fundação Universidade Federal de Pelotas*	81.000
	26279 -	*Fundação Universidade Federal do Piauí*	137.000
	26280 -	*Fundação Universidade Federal de São Carlos*	36.000
	26281 -	*Fundação Universidade Federal de Sergipe*	98.000
	26282 -	*Fundação Universidade Federal de Viçosa*	67.871
	26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	50.000
	26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	150.000
	26285 -	*Fundação Universidade Federal de São João del-Rei*	87.483
	26286 -	*Fundação Universidade Federal do Amapá*	72.680
	26292 -	*Fundação Joaquim Nabuco*	12.100
	26350 -	*Fundação Universidade Federal da Grande Dourados*	81.348
	26351 -	*Universidade Federal do Recôncavo da Bahia*	65.000
	26352 -	*Fundação Universidade Federal do ABC*	115.000
	26402 -	*Instituto Federal de Alagoas*	97.801
	26403 -	*Instituto Federal do Amazonas*	105.000
	26404 -	*Instituto Federal Baiano*	88.657
	26405 -	*Instituto Federal do Ceará*	158.811
	26406 -	*Instituto Federal do Espírito Santo*	115.500
	26407 -	*Instituto Federal Goiano*	120.584
	26408 -	*Instituto Federal do Maranhão*	170.630
	26409 -	*Instituto Federal de Minas Gerais*	94.486

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**	Valor do Programa Constante da LOA:		**1.526.558.312**
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica			**11.105.447**
		26410 -	*Instituto Federal do Norte de Minas Gerais*	80.398
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	58.441
		26412 -	*Instituto Federal do Sul de Minas Gerais*	91.180
		26413 -	*Instituto Federal do Triângulo Mineiro*	75.030
		26414 -	*Instituto Federal do Mato Grosso*	128.000
		26415 -	*Instituto Federal do Mato Grosso do Sul*	65.871
		26416 -	*Instituto Federal do Pará*	90.000
		26417 -	*Instituto Federal da Paraíba*	109.256
		26418 -	*Instituto Federal de Pernambuco*	91.612
		26419 -	*Instituto Federal do Rio Grande do Sul*	128.206
		26420 -	*Instituto Federal Farroupilha*	60.200
		26421 -	*Instituto Federal de Rondônia*	64.373
		26422 -	*Instituto Federal Catarinense*	101.871
		26423 -	*Instituto Federal de Sergipe*	49.000
		26424 -	*Instituto Federal do Tocantins*	64.873
		26425 -	*Instituto Federal do Acre*	34.000
		26426 -	*Instituto Federal do Amapá*	35.034
		26427 -	*Instituto Federal da Bahia*	96.480
		26428 -	*Instituto Federal de Brasília*	65.740
		26429 -	*Instituto Federal de Goiás*	78.305
		26430 -	*Instituto Federal do Sertão Pernambucano*	55.042
		26431 -	*Instituto Federal do Piauí*	114.912
		26432 -	*Instituto Federal do Paraná*	110.845
		26433 -	*Instituto Federal do Rio de Janeiro*	84.335
		26434 -	*Instituto Federal Fluminense*	79.054
		26435 -	*Instituto Federal do Rio Grande do Norte*	111.807
		26436 -	*Instituto Federal Sul-rio-grandense*	112.580
		26437 -	*Instituto Federal de Roraima*	50.000
		26438 -	*Instituto Federal de Santa Catarina*	148.101
		26439 -	*Instituto Federal de São Paulo*	174.898
		26440 -	*Universidade Federal da Fronteira Sul*	82.750
		26441 -	*Universidade Federal do Oeste do Pará*	62.993
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	27.000
		26447 -	*Universidade Federal do Oeste da Bahia*	33.624
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	33.000
		26449 -	*Universidade Federal do Cariri*	33.547
		26450 -	*Universidade Federal do Sul da Bahia*	26.007
		26452 -	*Universidade Federal de Catalão*	53.750
		26453 -	*Universidade Federal de Jataí*	53.757
		26454 -	*Universidade Federal de Rondonópolis*	44.233
		26455 -	*Universidade Federal do Delta do Parnaíba*	25.500
		26456 -	*Universidade Federal do Agreste de Pernambuco*	61.624
		26457 -	*Universidade Federal do Norte do Tocantins*	43.150
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**3.113.503**
		26231 -	*Universidade Federal de Alagoas*	44.000
		26232 -	*Universidade Federal da Bahia*	20.930
		26233 -	*Universidade Federal do Ceará*	1.000
		26234 -	*Universidade Federal do Espírito Santo*	100.000
		26235 -	*Universidade Federal de Goiás*	137.000
		26236 -	*Universidade Federal Fluminense*	83.088
		26237 -	*Universidade Federal de Juiz de Fora*	16.325

Programa: 0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**	Valor do Programa Constante da LOA:		**1.526.558.312**
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**3.113.503**
		26238 -	*Universidade Federal de Minas Gerais*	250.000
		26239 -	*Universidade Federal do Pará*	80.000
		26240 -	*Universidade Federal da Paraíba*	50.000
		26241 -	*Universidade Federal do Paraná*	163.000
		26242 -	*Universidade Federal de Pernambuco*	80.904
		26243 -	*Universidade Federal do Rio Grande do Norte*	168.500
		26244 -	*Universidade Federal do Rio Grande do Sul*	90.000
		26245 -	*Universidade Federal do Rio de Janeiro*	109.000
		26246 -	*Universidade Federal de Santa Catarina*	125.700
		26247 -	*Universidade Federal de Santa Maria*	80.000
		26248 -	*Universidade Federal Rural de Pernambuco*	4.943
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	30.000
		26250 -	*Fundação Universidade Federal de Roraima*	20.000
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	42.853
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	12.000
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	8.700
		26258 -	*Universidade Tecnológica Federal do Paraná*	39.000
		26260 -	*Universidade Federal de Alfenas*	9.000
		26261 -	*Universidade Federal de Itajubá*	1.000
		26262 -	*Universidade Federal de São Paulo*	69.230
		26263 -	*Universidade Federal de Lavras*	20.000
		26264 -	*Universidade Federal Rural do Semi-Árido*	9.900
		26266 -	*Fundação Universidade Federal do Pampa*	20.000
		26267 -	*Universidade Federal da Integração Latino Americana*	75.000
		26268 -	*Fundação Universidade Federal de Rondônia*	1.000
		26269 -	*Fundação Universidade do Rio de Janeiro*	25.000
		26270 -	*Fundação Universidade do Amazonas*	12.000
		26271 -	*Fundação Universidade de Brasília*	150.743
		26273 -	*Fundação Universidade Federal do Rio Grande*	26.000
		26274 -	*Universidade Federal de Uberlândia*	88.000
		26275 -	*Fundação Universidade Federal do Acre*	1.000
		26276 -	*Fundação Universidade Federal de Mato Grosso*	41.572
		26277 -	*Fundação Universidade Federal de Ouro Preto*	10.192
		26278 -	*Fundação Universidade Federal de Pelotas*	50.000
		26280 -	*Fundação Universidade Federal de São Carlos*	75.050
		26281 -	*Fundação Universidade Federal de Sergipe*	36.000
		26282 -	*Fundação Universidade Federal de Viçosa*	1.000
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	7.320
		26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	100.000
		26285 -	*Fundação Universidade Federal de São João del-Rei*	10.212
		26286 -	*Fundação Universidade Federal do Amapá*	8.500
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	135.000
		26292 -	*Fundação Joaquim Nabuco*	5.000
		26350 -	*Fundação Universidade Federal da Grande Dourados*	53.600
		26351 -	*Universidade Federal do Recôncavo da Bahia*	25.000
		26352 -	*Fundação Universidade Federal do ABC*	70.600
		26409 -	*Instituto Federal de Minas Gerais*	13.000

Programa: 0910 **Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais** Valor do Programa Constante da LOA: **1.526.558.312**

Ação	Título	Unidade Orçamentária		Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**3.113.503**
		26410 -	*Instituto Federal do Norte de Minas Gerais*	3.640
		26417 -	*Instituto Federal da Paraíba*	10.000
		26420 -	*Instituto Federal Farroupilha*	10.000
		26422 -	*Instituto Federal Catarinense*	20.000
		26425 -	*Instituto Federal do Acre*	1.000
		26426 -	*Instituto Federal do Amapá*	1.001
		26431 -	*Instituto Federal do Piauí*	1.000
		26432 -	*Instituto Federal do Paraná*	3.000
		26434 -	*Instituto Federal Fluminense*	5.000
		26440 -	*Universidade Federal da Fronteira Sul*	5.000
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	20.000
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	75.000
		26452 -	*Universidade Federal de Catalão*	20.000
		26454 -	*Universidade Federal de Rondonópolis*	20.000
		26456 -	*Universidade Federal do Agreste de Pernambuco*	12.000
00W9	Contribuição Voluntária à Organização dos Estados Ibero-Americanos para a Educação, a Ciência e a Cultura (OEI)			**13.901.069**
		26101 -	*Ministério da Educação - Administração Direta*	13.901.069
00XL	Contribuição voluntária ao Fundo das Nações Unidas para a Infância (UNICEF)			**9.267.380**
		26101 -	*Ministério da Educação - Administração Direta*	9.267.380

Órgão: *28000 Ministério do Desenvolvimento, Indústria, Comércio e Serviços* ***Valor LOA:*** *531.000*

Ação	Título	Unidade Orçamentária		Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**531.000**
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	531.000

Órgão: *29000 Defensoria Pública da União* ***Valor LOA:*** *23.185*

Ação	Título	Unidade Orçamentária		Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica			**10.735**
		29101 -	*Defensoria Pública da União*	10.735
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**12.450**
		29101 -	*Defensoria Pública da União*	12.450

Órgão: *30000 Ministério da Justiça e Segurança Pública* ***Valor LOA:*** *12.760.515*

Ação	Título	Unidade Orçamentária		Valor
00U4	Contribuição Voluntária para o Programa Ibero-Americano de Acesso à Justiça (PIAJ)			**234.000**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	234.000
0122	Contribuição à Organização Internacional de Polícia Criminal - INTERPOL (MJ)			**12.526.515**
		30108 -	*Departamento de Polícia Federal*	12.526.515

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *485.003*

Ação	Título	Unidade Orçamentária		Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica			**269.003**
		32266 -	*Agência Nacional de Energia Elétrica - ANEEL*	50.000
		32314 -	*Empresa de Pesquisa Energética - EPE*	196.200
		32398 -	*Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	22.803
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica			**216.000**
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	150.000
		32265 -	*Agência Nacional do Petróleo, Gás*	28.000

Programa: 0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**	Valor do Programa Constante da LOA:	**1.526.558.312**
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**216.000**
		Natural e Biocombustíveis - ANP	
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	38.000

Órgão: *33000 Ministério da Previdência Social* — **Valor LOA:** *1.526.000*

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**1.526.000**
		33101 - *Ministério da Previdência Social - Administração Direta*	930.000
		33201 - *Instituto Nacional do Seguro Social*	536.000
		33206 - *Superintendência Nacional de Previdência Complementar*	60.000

Órgão: *34000 Ministério Público da União* — **Valor LOA:** *100.000*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**100.000**
		34103 - *Ministério Público do Distrito Federal e dos Territórios*	100.000

Órgão: *36000 Ministério da Saúde* — **Valor LOA:** *8.330.428*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**80.000**
		36213 - *Agência Nacional de Saúde Suplementar - ANS*	80.000
00QB	Contribuição Voluntária à Agência Internacional de Pesquisa sobre Câncer (IARC - International Agency for Research on Cancer)		**5.560.428**
		36901 - *Fundo Nacional de Saúde*	5.560.428
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**667.000**
		36212 - *Agência Nacional de Vigilância Sanitária - ANVISA*	650.000
		36213 - *Agência Nacional de Saúde Suplementar - ANS*	17.000
00XH	Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ)		**2.000.000**
		36901 - *Fundo Nacional de Saúde*	2.000.000
0220	Contribuição à União Internacional contra o Câncer - UICC (MS)		**23.000**
		36901 - *Fundo Nacional de Saúde*	23.000

Órgão: *39000 Ministério dos Transportes* — **Valor LOA:** *3.776.268*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**35.000**
		39250 - *Agência Nacional de Transportes Terrestres - ANTT*	35.000
00RK	Contribuição à Comissão Mista Brasileiro Argentina para gestão e manutenção da Ponte São Borja e São Tomé		**1.887.792**
		39101 - *Ministério dos Transportes - Administração Direta*	1.887.792
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**1.853.476**
		39101 - *Ministério dos Transportes - Administração Direta*	1.853.476

Órgão: *42000 Ministério da Cultura* — **Valor LOA:** *1.939.723*

Ação	Título	Unidade Orçamentária	Valor
00S0	Contribuição ao Programa Ibermedia		**600.000**
		42206 - *Agência Nacional do Cinema - ANCINE*	600.000
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**1.339.723**
		42101 - *Ministério da Cultura - Administração Direta*	273.471
		42201 - *Fundação Casa de Rui Barbosa*	3.000
		42202 - *Fundação Biblioteca Nacional - BN*	43.840

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. | *Valores em R$1,00.* *Recursos de todas as fontes.*

Programa: 0910 Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais — Valor do Programa Constante da LOA: **1.526.558.312**

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**1.339.723**
		42207 - *Instituto Brasileiro de Museus*	1.019.412

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* — **Valor LOA:** *326.072*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**5.000**
		46201 - *Fundação Escola Nacional de Administração Pública*	5.000
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**321.072**
		46101 - *Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	306.072
		46201 - *Fundação Escola Nacional de Administração Pública*	15.000

Órgão: *47000 Ministério do Planejamento e Orçamento* — **Valor LOA:** *26.167*

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**26.167**
		47205 - *Fundação Instituto Brasileiro de Geografia e Estatística*	26.167

Órgão: *51000 Ministério do Esporte* — **Valor LOA:** *3.074.500*

Ação	Título	Unidade Orçamentária	Valor
00R4	Contribuição à Agência Internacional Antidoping - WADA		**3.024.500**
		51101 - *Ministério do Esporte - Administração Direta*	3.024.500
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**50.000**
		51101 - *Ministério do Esporte - Administração Direta*	50.000

Órgão: *52000 Ministério da Defesa* — **Valor LOA:** *1.284.500*

Ação	Título	Unidade Orçamentária	Valor
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**1.284.500**
		52101 - *Ministério da Defesa - Administração Direta*	484.000
		52131 - *Comando da Marinha*	82.500
		52911 - *Fundo Aeronáutico*	718.000

Órgão: *68000 Ministério de Portos e Aeroportos* — **Valor LOA:** *212.000*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**32.000**
		68213 - *Agência Nacional de Aviação Civil - ANAC*	32.000
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**180.000**
		68101 - *Ministério de Portos e Aeroportos - Administração Direta*	160.000
		68201 - *Agência Nacional de Transportes Aquaviários - ANTAQ*	20.000

Órgão: *71000 Encargos Financeiros da União* — **Valor LOA:** *1.399.261.411*

Ação	Título	Unidade Orçamentária	Valor
0069	Contribuição ao Centro Pan-Americano de Febre Aftosa - PANAFTOSA (MAPA)		**20.196.864**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	20.196.864
0070	Contribuição ao Instituto Interamericano de Cooperação para a Agricultura - IICA (MAPA)		**21.192.768**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	21.192.768
0074	Contribuição à Organização das Nações Unidas para a Alimentação e Agricultura - FAO (MRE)		**60.175.872**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	60.175.872
0089	Contribuição à União Internacional de Telecomunicações - UIT (MC)		**25.795.032**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	25.795.032

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**	Valor do Programa Constante da LOA:	**1.526.558.312**
00B7	Contribuição à Organização dos Estados Americanos - OEA (MRE)		**67.712.256**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	67.712.256
00BA	Contribuição à Organização das Nações Unidas para a Educação, a Ciência e a Cultura - UNESCO (MRE)		**27.846.580**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	27.846.580
00BC	Contribuição à Agência Brasileiro-Argentina de Contabilidade e Controle de Materiais Nucleares - ABACC (MRE)		**13.087.152**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	13.087.152
00BG	Contribuição à Comissão Preparatória da Organização do Tratado de Proibição Completa de Testes Nucleares - CTBTO (MRE)		**17.122.405**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	17.122.405
00E8	Contribuição à Organização Internacional para as Migrações - OIM (MJSP)		**11.656.714**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	11.656.714
00UT	Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica		**126.402.489**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	126.402.489
00W5	Contribuição ao Escritório da Organização Mundial de Turismo - OMT no Brasil (MTUR)		**28.800.000**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	28.800.000
00W8	Contribuição à Organização Europeia para a Pesquisa Nuclear – CERN (MCTI)		**74.701.549**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	74.701.549
0113	Contribuição ao Fundo de Cooperação Técnica da Agência Internacional de Energia Atômica - AIEA FCT (MRE)		**12.696.537**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	12.696.537
0128	Contribuição à Organização das Nações Unidas - ONU (MRE)		**506.465.441**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	506.465.441
0218	Contribuição à Organização Pan-Americana de Saúde - OPAS (MS)		**70.090.376**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	70.090.376
0221	Contribuição à Organização Mundial de Saúde - OMS (MS)		**89.879.040**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	89.879.040
0420	Contribuição à Organização Mundial de Meteorologia - OMM (MAPA)		**9.975.023**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	9.975.023
0539	Contribuição ao Fundo Multilateral de Investimentos - FUMIN (MPO)		**8.500.000**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	8.500.000
0869	Contribuição à Agência Internacional de Energia Atômica - AIEA (MRE)		**63.078.578**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	63.078.578
0872	Contribuição à Organização Mundial do Comércio - OMC (MRE)		**16.619.726**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	16.619.726
0873	Contribuição à Organização Internacional do Trabalho - OIT (MRE)		**70.072.445**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	70.072.445
0B73	Contribuição à Organização das Nações Unidas para o Desenvolvimento Industrial - UNIDO (MRE)		**16.294.942**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	16.294.942
0B75	Contribuição ao Tribunal Penal Internacional - TPI (MRE)		**40.899.622**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	40.899.622

Órgão:	*81000 Ministério dos Direitos Humanos e da Cidadania*	***Valor LOA:***	*9.267.380*
Ação	Título	Unidade Orçamentária	Valor

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0910 Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais — Valor do Programa Constante da LOA: **1.526.558.312**

Ação	Título	Unidade Orçamentária	Valor
00XN	Contribuição Voluntária à Organização Internacional para Migrações (OIM)		**9.267.380**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	9.267.380

Órgão: *83000 Banco Central do Brasil* — ***Valor LOA:*** *4.703.177*

Ação	Título	Unidade Orçamentária	Valor
00PW	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica		**130.007**
		83201 - *Banco Central do Brasil - BACEN*	130.007
00UU	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica		**4.573.170**
		83201 - *Banco Central do Brasil - BACEN*	4.573.170

Programa: 0911 Operações Especiais - Remuneração de Agentes Financeiros — Valor do Programa Constante da LOA: **1.109.604.129**

Órgão: *71000 Encargos Financeiros da União* — ***Valor LOA:*** *1.109.604.129*

Ação	Título	Unidade Orçamentária	Valor
00M4	Remuneração a Agentes Financeiros		**1.109.604.129**
		71104 - *Remuneração de Agentes Financeiros - Recursos sob Supervisão do Ministério da Fazenda*	1.109.604.129

Programa: 0913 Operações Especiais - Integralização de Cotas em Bancos Internacionais e Recomposição de Fundos Internacionais — Valor do Programa Constante da LOA: **735.693.488**

Órgão: *71000 Encargos Financeiros da União* — ***Valor LOA:*** *735.693.488*

Ação	Título	Unidade Orçamentária	Valor
00OP	Integralização de Cotas em Rodadas Específicas de Capital de Bancos Internacionais		**674.652.769**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	674.652.769
00V2	Recomposição a Fundos Internacionais		**61.040.719**
		71102 - *Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	61.040.719

Programa: 0999 Reserva de Contingência — Valor do Programa Constante da LOA: **56.660.823.553**

Órgão: *01000 Camara dos Deputados* — ***Valor LOA:*** *715.840.399*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**58.486.073**
		01101 - *Câmara dos Deputados*	58.486.073
0Z01	Reserva de Contingência Fiscal - Primária		**657.354.326**
		01101 - *Câmara dos Deputados*	657.354.326

Órgão: *02000 Senado Federal* — ***Valor LOA:*** *240.058.701*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**8.199.791**
		02101 - *Senado Federal*	8.199.791
0Z01	Reserva de Contingência Fiscal - Primária		**231.858.910**
		02101 - *Senado Federal*	231.858.910

Órgão: *03000 Tribunal de Contas da União* — ***Valor LOA:*** *231.727.477*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**25.320.499**
		03101 - *Tribunal de Contas da União*	25.320.499
0Z01	Reserva de Contingência Fiscal - Primária		**206.406.978**
		03101 - *Tribunal de Contas da União*	206.406.978

Órgão: *10000 Supremo Tribunal Federal* — ***Valor LOA:*** *89.977.753*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**5.358.056**
		10101 - *Supremo Tribunal Federal*	5.358.056

Programa: 0999 **Reserva de Contingência** Valor do Programa Constante da LOA: **56.660.823.553**

0Z01	Reserva de Contingência Fiscal - Primária			**84.619.697**
		10101 -	*Supremo Tribunal Federal*	84.619.697

Órgão: *11000 Superior Tribunal de Justiça* ***Valor LOA:*** *181.481.009*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**13.438.463**
		11101 -	*Superior Tribunal de Justiça*	13.438.463
0Z01	Reserva de Contingência Fiscal - Primária			**168.042.546**
		11101 -	*Superior Tribunal de Justiça*	168.042.546

Órgão: *12000 Justiça Federal* ***Valor LOA:*** *976.114.948*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**77.023.339**
		12101 -	*Justiça Federal de Primeiro Grau*	77.023.339
0Z01	Reserva de Contingência Fiscal - Primária			**899.091.609**
		12101 -	*Justiça Federal de Primeiro Grau*	899.091.609

Órgão: *13000 Justiça Militar da União* ***Valor LOA:*** *68.372.513*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**8.370.413**
		13101 -	*Justiça Militar da União*	8.370.413
0Z01	Reserva de Contingência Fiscal - Primária			**60.002.100**
		13101 -	*Justiça Militar da União*	60.002.100

Órgão: *14000 Justiça Eleitoral* ***Valor LOA:*** *891.393.988*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**105.704.602**
		14101 -	*Tribunal Superior Eleitoral*	105.704.602
0Z01	Reserva de Contingência Fiscal - Primária			**785.689.386**
		14101 -	*Tribunal Superior Eleitoral*	785.689.386

Órgão: *15000 Justiça do Trabalho* ***Valor LOA:*** *2.589.077.682*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**128.012.870**
		15126 -	*Conselho Superior da Justiça do Trabalho*	128.012.870
0Z01	Reserva de Contingência Fiscal - Primária			**2.461.064.812**
		15126 -	*Conselho Superior da Justiça do Trabalho*	2.461.064.812

Órgão: *16000 Justiça do Distrito Federal e dos Territórios* ***Valor LOA:*** *328.820.061*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**26.812.439**
		16101 -	*Tribunal de Justiça do Distrito Federal*	26.812.439
0Z01	Reserva de Contingência Fiscal - Primária			**302.007.622**
		16101 -	*Tribunal de Justiça do Distrito Federal*	302.007.622

Órgão: *17000 Conselho Nacional de Justiça* ***Valor LOA:*** *13.900.327*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**1.097.448**
		17101 -	*Conselho Nacional de Justiça*	1.097.448
0Z01	Reserva de Contingência Fiscal - Primária			**12.802.879**
		17101 -	*Conselho Nacional de Justiça*	12.802.879

Órgão: *20000 Presidência da República* ***Valor LOA:*** *269.057.540*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**269.057.540**
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	250.117.012

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0999 **Reserva de Contingência** Valor do Programa Constante da LOA: **56.660.823.553**

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**269.057.540**
		20927 -	*Fundo de Imprensa Nacional*	18.940.528

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *92.083.537*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**92.083.537**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	92.083.537

Órgão: *25000 Ministério da Fazenda* ***Valor LOA:*** *5.218.431.727*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**5.218.431.727**
		25101 -	*Ministério da Fazenda - Administração Direta*	63.197.678
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	1.212.818.501
		25104 -	*Procuradoria-Geral da Fazenda Nacional*	3.145.485.075
		25203 -	*Comissão de Valores Mobiliários*	678.969.934
		25208 -	*Superintendência de Seguros Privados*	117.960.539

Órgão: *26000 Ministério da Educação* ***Valor LOA:*** *4.807.230.775*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**663.000.446**
		26101 -	*Ministério da Educação - Administração Direta*	663.000.446
0Z01	Reserva de Contingência Fiscal - Primária			**4.144.230.329**
		26101 -	*Ministério da Educação - Administração Direta*	4.144.230.329

Órgão: *28000 Ministério do Desenvolvimento, Indústria, Comércio e Serviços* ***Valor LOA:*** *1.772.149.519*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**1.772.149.519**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	1.077.631.113
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	537.639.617
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	140.158.527
		28904 -	*Fundo de Garantia para Promoção da Competitividade - FGPC*	16.720.262

Órgão: *29000 Defensoria Pública da União* ***Valor LOA:*** *48.692.833*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**5.962.270**
		29101 -	*Defensoria Pública da União*	5.962.270
0Z01	Reserva de Contingência Fiscal - Primária			**42.730.563**
		29101 -	*Defensoria Pública da União*	42.730.563

Órgão: *30000 Ministério da Justiça e Segurança Pública* ***Valor LOA:*** *1.198.783.397*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**1.198.783.397**
		30107 -	*Departamento de Polícia Rodoviária Federal*	554.163.421
		30905 -	*Fundo de Defesa de Direitos Difusos*	526.463.948
		30911 -	*Fundo Nacional de Segurança Pública*	118.156.028

Órgão: *32000 Ministério de Minas e Energia* ***Valor LOA:*** *2.670.216.930*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**2.670.216.930**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	579.137.941
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	143.533.705
		32265 -	*Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	1.080.216.236
		32266 -	*Agência Nacional de Energia Elétrica - ANEEL*	612.370.315
		32396 -	*Agência Nacional de Mineração - ANM*	254.958.733

Programa de Operações Especiais

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0999 **Reserva de Contingência** — Valor do Programa Constante da LOA: **56.660.823.553**

Órgão: *33000 Ministério da Previdência Social* — **Valor LOA:** *11.600.927*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**11.600.927**
		33206 - *Superintendência Nacional de Previdência Complementar*	11.600.927

Órgão: *34000 Ministério Público da União* — **Valor LOA:** *281.940.704*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**30.675.601**
		34101 - *Ministério Público Federal*	20.099.138
		34102 - *Ministério Público Militar*	1.235.073
		34103 - *Ministério Público do Distrito Federal e dos Territórios*	3.485.884
		34104 - *Ministério Público do Trabalho*	5.729.713
		34105 - *Escola Superior do Ministério Público da União*	125.793
0Z01	Reserva de Contingência Fiscal - Primária		**251.265.103**
		34101 - *Ministério Público Federal*	162.291.386
		34102 - *Ministério Público Militar*	7.542.943
		34103 - *Ministério Público do Distrito Federal e dos Territórios*	26.860.668
		34104 - *Ministério Público do Trabalho*	53.660.848
		34105 - *Escola Superior do Ministério Público da União*	909.258

Órgão: *36000 Ministério da Saúde* — **Valor LOA:** *286.997.299*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**73.400.345**
		36213 - *Agência Nacional de Saúde Suplementar - ANS*	73.400.345
0Z01	Reserva de Contingência Fiscal - Primária		**213.596.954**
		36901 - *Fundo Nacional de Saúde*	213.596.954

Órgão: *39000 Ministério dos Transportes* — **Valor LOA:** *1.559.904.361*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**1.559.904.361**
		39250 - *Agência Nacional de Transportes Terrestres - ANTT*	705.067.212
		39905 - *Fundo Nacional de Segurança e Educação do Trânsito - FUNSET*	854.837.149

Órgão: *40000 Ministério do Trabalho e Emprego* — **Valor LOA:** *297.796.395*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**297.796.395**
		40101 - *Ministério do Trabalho e Emprego - Administração Direta*	297.796.395

Órgão: *41000 Ministério das Comunicações* — **Valor LOA:** *5.864.921*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**5.864.921**
		41231 - *Agência Nacional de Telecomunicações - ANATEL*	5.864.921

Órgão: *42000 Ministério da Cultura* — **Valor LOA:** *559.021.966*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**559.021.966**
		42902 - *Fundo Nacional de Cultura*	559.021.966

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* — **Valor LOA:** *516.192.561*

Ação	Título	Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira		**516.192.561**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	117.044.047
		44102 - *Serviço Florestal Brasileiro - SFB*	5.799.266
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	137.022.972

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0999 **Reserva de Contingência** — Valor do Programa Constante da LOA: **56.660.823.553**

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**516.192.561**
		44901 -	*Fundo Nacional de Meio Ambiente - FNMA*	256.326.276

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* — ***Valor LOA:*** *115.722.525*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**115.722.525**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	57.162.525
		46201 -	*Fundação Escola Nacional de Administração Pública*	58.560.000

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* — ***Valor LOA:*** *352.323.848*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**352.323.848**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	334.371.072
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	17.952.776

Órgão: *51000 Ministério do Esporte* — ***Valor LOA:*** *522.809.169*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**522.809.169**
		51101 -	*Ministério do Esporte - Administração Direta*	522.809.169

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *1.885.764.705*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**1.507.714.114**
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	19.315.014
		52901 -	*Fundo do Ministério da Defesa*	1.524.078
		52903 -	*Fundo do Serviço Militar*	12.042.684
		52911 -	*Fundo Aeronáutico*	1.221.682.883
		52932 -	*Fundo de Desenvolvimento do Ensino Profissional Marítimo*	253.149.455
0Z01	Reserva de Contingência Fiscal - Primária			**378.050.591**
		52101 -	*Ministério da Defesa - Administração Direta*	378.050.591

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* — ***Valor LOA:*** *130.098.252*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**130.098.252**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	83.944.822
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	46.153.430

Órgão: *54000 Ministério do Turismo* — ***Valor LOA:*** *1.168.463.559*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**1.168.463.559**
		54101 -	*Ministério do Turismo - Administração Direta*	1.168.463.559

Órgão: *59000 Conselho Nacional do Ministério Público* — ***Valor LOA:*** *4.046.517*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**464.787**
		59101 -	*Conselho Nacional do Ministério Público*	464.787
0Z01	Reserva de Contingência Fiscal - Primária			**3.581.730**
		59101 -	*Conselho Nacional do Ministério Público*	3.581.730

Órgão: *68000 Ministério de Portos e Aeroportos* — ***Valor LOA:*** *204.025.557*

Ação	Título		Unidade Orçamentária	Valor
0Z00	Reserva de Contingência - Financeira			**204.025.557**
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	204.025.557

Programa de Operações Especiais

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0999 **Reserva de Contingência** — Valor do Programa Constante da LOA: **56.660.823.553**

Órgão: *71000 Encargos Financeiros da União* — ***Valor LOA:*** *13.156.864.329*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**4.788.059.881**
		71101 -	*Recursos sob Supervisão do Ministério da Fazenda*	291.181.874
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	884.033.905
		71904 -	*Fundo de Estabilidade do Seguro Rural - Recursos sob Supervisão do Ministério da Fazenda*	36.122.441
		71905 -	*Fundo de Garantia à Exportação - Recursos sob Supervisão do Ministério da Fazenda*	3.576.721.661
0Z01	Reserva de Contingência Fiscal - Primária			**8.368.804.448**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	8.368.804.448

Órgão: *73000 Transferências a Estados, Distrito Federal e Municípios* — ***Valor LOA:*** *46.633.283*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**4.011.026**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	4.011.026
0Z01	Reserva de Contingência Fiscal - Primária			**42.622.257**
		73901 -	*Fundo Constitucional do Distrito Federal - FCDF*	42.622.257

Órgão: *90000 Reserva de Contingência* — ***Valor LOA:*** *13.151.341.559*

Ação	Título	Unidade Orçamentária		Valor
0Z00	Reserva de Contingência - Financeira			**13.151.341.559**
		90000 -	*Reserva de Contingência*	13.151.341.559

Volume II - Programas de Gestão e Manutenção

Programa: 0030 **Programa de Gestão e Manutenção da Defensoria Pública da União** Valor do Programa Constante da LOA: **843.547.827**

Órgão: *29000 Defensoria Pública da União* ***Valor LOA:*** *843.547.827*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**21.477.553**
		29101 - *Defensoria Pública da União*	21.477.553
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**66.840.077**
		29101 - *Defensoria Pública da União*	66.840.077
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**32.658.375**
		29101 - *Defensoria Pública da União*	32.658.375
20TP	Ativos Civis da União		**445.202.449**
		29101 - *Defensoria Pública da União*	445.202.449
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**52.797.486**
		29101 - *Defensoria Pública da União*	52.797.486
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**540.000**
		29101 - *Defensoria Pública da União*	540.000
219I	Publicidade Institucional e de Utilidade Pública		**5.903.243**
		29101 - *Defensoria Pública da União*	5.903.243
21CZ	Apoio à Assistência Jurídica ao Cidadão		**101.145.322**
		29101 - *Defensoria Pública da União*	101.145.322
2725	Prestação de Assistência Jurídica ao Cidadão		**116.983.322**
		29101 - *Defensoria Pública da União*	116.983.322

Programa: 0031 **Programa de Gestão e Manutenção do Ministério Público** Valor do Programa Constante da LOA: **10.450.682.143**

Órgão: *34000 Ministério Público da União* ***Valor LOA:*** *10.321.512.059*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**1.136.325.411**
		34101 - *Ministério Público Federal*	608.147.393
		34102 - *Ministério Público Militar*	71.353.458
		34103 - *Ministério Público do Distrito Federal e dos Territórios*	139.829.504
		34104 - *Ministério Público do Trabalho*	316.931.071
		34105 - *Escola Superior do Ministério Público da União*	63.985
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**835.913.493**
		34101 - *Ministério Público Federal*	482.212.029
		34102 - *Ministério Público Militar*	34.783.158
		34103 - *Ministério Público do Distrito Federal e dos Territórios*	110.595.730
		34104 - *Ministério Público do Trabalho*	206.632.158
		34105 - *Escola Superior do Ministério Público da União*	1.690.418
110E	Construção do Edifício-Sede da Procuradoria da República em Boa Vista - RR		**9.600.000**
		34101 - *Ministério Público Federal*	9.600.000
12DN	Construção do Edifício-Sede da Procuradoria da Justiça Militar no Rio de Janeiro - RJ		**350.000**
		34102 - *Ministério Público Militar*	350.000
15XS	Construção do Edifício-Sede da Procuradoria da República de Natal - RN		**12.000.000**
		34101 - *Ministério Público Federal*	12.000.000
15ZG	Construção do Edifício-Sede da Procuradoria da República em Vitória da Conquista - BA		**6.451.396**
		34101 - *Ministério Público Federal*	6.451.396
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**427.140.966**
		34101 - *Ministério Público Federal*	251.546.023

Programa: 0031	**Programa de Gestão e Manutenção do Ministério Público**	Valor do Programa Constante da LOA:		**10.450.682.143**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**427.140.966**
		34102 -	*Ministério Público Militar*	15.357.148
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	56.358.076
		34104 -	*Ministério Público do Trabalho*	102.642.118
		34105 -	*Escola Superior do Ministério Público da União*	1.237.601
20HP	Desenvolvimento de competências de membros e servidores do MPU, pesquisa e disseminação do conhecimento			**21.395.240**
		34105 -	*Escola Superior do Ministério Público da União*	21.395.240
20TP	Ativos Civis da União			**6.300.163.353**
		34101 -	*Ministério Público Federal*	3.580.841.548
		34102 -	*Ministério Público Militar*	201.482.212
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	865.138.332
		34104 -	*Ministério Público do Trabalho*	1.636.011.694
		34105 -	*Escola Superior do Ministério Público da União*	16.689.567
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**482.490.604**
		34101 -	*Ministério Público Federal*	288.905.483
		34102 -	*Ministério Público Militar*	16.155.151
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	61.954.402
		34104 -	*Ministério Público do Trabalho*	113.844.812
		34105 -	*Escola Superior do Ministério Público da União*	1.630.756
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**8.573.161**
		34101 -	*Ministério Público Federal*	4.963.891
		34102 -	*Ministério Público Militar*	733.920
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	238.800
		34104 -	*Ministério Público do Trabalho*	2.601.550
		34105 -	*Escola Superior do Ministério Público da União*	35.000
219I	Publicidade Institucional e de Utilidade Pública			**800.000**
		34101 -	*Ministério Público Federal*	800.000
21EP	Retribuição no Exterior			**614.303**
		34101 -	*Ministério Público Federal*	1.000
		34102 -	*Ministério Público Militar*	1.000
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	610.302
		34104 -	*Ministério Público do Trabalho*	1.001
		34105 -	*Escola Superior do Ministério Público da União*	1.000
2549	Comunicação e Divulgação Institucional			**18.253.017**
		34101 -	*Ministério Público Federal*	13.212.917
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	2.420.100
		34104 -	*Ministério Público do Trabalho*	2.000.000
		34105 -	*Escola Superior do Ministério Público da União*	620.000
4261	Defesa do Interesse Público no Processo Judiciário - Ministério Público do Distrito Federal e Territórios			**99.679.615**
		34103 -	*Ministério Público do Distrito Federal e dos Territórios*	99.679.615
4262	Defesa do Interesse Público no Processo Judiciário - Ministério Público do Trabalho			**247.869.749**
		34104 -	*Ministério Público do Trabalho*	247.869.749
4263	Defesa do Interesse Público no Processo Judiciário - Ministério Público Militar			**50.564.577**
		34102 -	*Ministério Público Militar*	50.564.577
4264	Defesa do Interesse Público no Processo Judiciário - Ministério Público Federal			**655.966.174**
		34101 -	*Ministério Público Federal*	655.966.174

Programa: 0031 **Programa de Gestão e Manutenção do Ministério Público** Valor do Programa Constante da LOA: **10.450.682.143**

7J45	Construção do Edifício-Sede da Procuradoria da República em Vitória - ES			**7.361.000**
		34101 -	*Ministério Público Federal*	7.361.000

Órgão: *59000 Conselho Nacional do Ministério Público* ***Valor LOA:*** *129.170.084*

Ação	Título		Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União			**569.781**
		59101 -	*Conselho Nacional do Ministério Público*	569.781
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**7.041.176**
		59101 -	*Conselho Nacional do Ministério Público*	7.041.176
15V7	Construção do Edifício-Sede do Conselho Nacional do Ministério Público em Brasília - DF			**33.760**
		59101 -	*Conselho Nacional do Ministério Público*	33.760
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**5.056.861**
		59101 -	*Conselho Nacional do Ministério Público*	5.056.861
20TP	Ativos Civis da União			**63.241.866**
		59101 -	*Conselho Nacional do Ministério Público*	63.241.866
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**5.559.988**
		59101 -	*Conselho Nacional do Ministério Público*	5.559.988
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**2.072.958**
		59101 -	*Conselho Nacional do Ministério Público*	2.072.958
219I	Publicidade Institucional e de Utilidade Pública			**250.000**
		59101 -	*Conselho Nacional do Ministério Público*	250.000
2549	Comunicação e Divulgação Institucional			**1.422.100**
		59101 -	*Conselho Nacional do Ministério Público*	1.422.100
8010	Atuação Estratégica para Controle e Fortalecimento do Ministério Público			**43.921.594**
		59101 -	*Conselho Nacional do Ministério Público*	43.921.594

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Órgão: *20000 Presidência da República* ***Valor LOA:*** *3.042.124.817*

Ação	Título		Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União			**339.343.868**
		20101 -	*Presidência da República*	14.121
		20118 -	*Agência Brasileira de Inteligência - ABIN*	339.329.747
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**64.286.770**
		20101 -	*Presidência da República*	4.374.885
		20118 -	*Agência Brasileira de Inteligência - ABIN*	58.642.969
		20927 -	*Fundo de Imprensa Nacional*	1.268.916
2000	Administração da Unidade			**230.072.403**
		20101 -	*Presidência da República*	229.872.403
		20118 -	*Agência Brasileira de Inteligência - ABIN*	200.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**43.137.482**
		20101 -	*Presidência da República*	5.615.268
		20118 -	*Agência Brasileira de Inteligência - ABIN*	5.339.556
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	31.921.838
		20927 -	*Fundo de Imprensa Nacional*	260.820
2017	Comunicação Institucional			**655.667.020**
		20101 -	*Presidência da República*	655.667.020
20TP	Ativos Civis da União			**1.412.755.434**
		20101 -	*Presidência da República*	361.028.491

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

20TP	Ativos Civis da União			**1.412.755.434**
		20118 -	*Agência Brasileira de Inteligência - ABIN*	398.905.773
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	640.121.619
		20927 -	*Fundo de Imprensa Nacional*	12.699.551
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**98.323.409**
		20101 -	*Presidência da República*	17.846.373
		20118 -	*Agência Brasileira de Inteligência - ABIN*	24.154.570
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	55.345.872
		20927 -	*Fundo de Imprensa Nacional*	976.594
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**15.100.082**
		20101 -	*Presidência da República*	7.413.904
		20118 -	*Agência Brasileira de Inteligência - ABIN*	7.506.578
		20415 -	*Empresa Brasil de Comunicação S.A. - EBC*	129.600
		20927 -	*Fundo de Imprensa Nacional*	50.000
216Z	Gestão e Promoção do Programa de Parcerias de Investimentos			**3.150.910**
		20101 -	*Presidência da República*	3.150.910
21C5	Elaboração de Estudos e Avaliação de Projetos de Investimentos do Governo Federal			**9.267.380**
		20101 -	*Presidência da República*	9.267.380
21EP	Retribuição no Exterior			**16.681.151**
		20101 -	*Presidência da República*	500.000
		20118 -	*Agência Brasileira de Inteligência - ABIN*	16.181.151
21FY	Modernização do Edifício Sede da ABIN			**700.000**
		20118 -	*Agência Brasileira de Inteligência - ABIN*	700.000
21GZ	Organização e Realização da 30ª Conferência das Nações Unidas sobre Mudanças Climáticas - COP 30			**985.707**
		20101 -	*Presidência da República*	985.707
2684	Ações de Inteligência			**81.458.431**
		20118 -	*Agência Brasileira de Inteligência - ABIN*	81.458.431
2867	Ativos Militares da União			**22.757.874**
		20101 -	*Presidência da República*	21.847.728
		20118 -	*Agência Brasileira de Inteligência - ABIN*	869.203
		20927 -	*Fundo de Imprensa Nacional*	40.943
2C11	Apoio Técnico e Administrativo à Equipe de Transição de Governo			**1.600.000**
		20101 -	*Presidência da República*	1.600.000
2C55	Disseminação de Conduta Ética no Poder Executivo Federal			**500.000**
		20101 -	*Presidência da República*	500.000
4641	Publicidade de Utilidade Pública			**46.336.896**
		20101 -	*Presidência da República*	46.336.896

Órgão: *22000 Ministério da Agricultura e Pecuária* ***Valor LOA:*** *8.765.610.716*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**2.698.358.872**
		22101 -	*Ministério da Agricultura e Pecuária - Administração Direta*	2.698.358.872
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**219.559.572**
		22101 -	*Ministério da Agricultura e Pecuária - Administração Direta*	219.559.572
2000	Administração da Unidade			**153.608.015**
		22101 -	*Ministério da Agricultura e Pecuária - Administração Direta*	136.845.470
		22202 -	*Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	16.762.545

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**147.385.943**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	41.635.620
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	105.750.323
20TP	Ativos Civis da União		**5.294.068.869**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	1.335.764.277
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	3.958.304.592
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**225.721.478**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	95.337.661
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	130.383.817
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**2.685.245**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	2.316.846
		22202 - *Empresa Brasileira de Pesquisa Agropecuária - EMBRAPA*	368.399
21EP	Retribuição no Exterior		**19.120.663**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	19.120.663
4641	Publicidade de Utilidade Pública		**5.102.059**
		22101 - *Ministério da Agricultura e Pecuária - Administração Direta*	5.097.059
		22906 - *Fundo de Defesa da Economia Cafeeira*	5.000

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *4.035.033.703*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**2.181.489.844**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.558.504.015
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	163.130.150
		24204 - *Comissão Nacional de Energia Nuclear*	459.064.449
		24205 - *Agência Espacial Brasileira*	791.230
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**185.800.956**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	112.848.325
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	12.252.815
		24204 - *Comissão Nacional de Energia Nuclear*	58.357.270
		24205 - *Agência Espacial Brasileira*	2.342.546
2000	Administração da Unidade		**474.813.593**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	308.321.420
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	116.978.569
		24204 - *Comissão Nacional de Energia Nuclear*	21.632.511
		24205 - *Agência Espacial Brasileira*	27.881.093
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**31.707.440**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	17.177.472
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	2.310.060
		24204 - *Comissão Nacional de Energia Nuclear*	9.641.231
		24205 - *Agência Espacial Brasileira*	160.536
		24209 - *Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC*	2.418.141
20TP	Ativos Civis da União		**1.091.129.900**
		24101 - *Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	663.380.199
		24201 - *Conselho Nacional de Desenvolvimento Científico e Tecnológico*	82.013.921
		24204 - *Comissão Nacional de Energia Nuclear*	293.955.928
		24205 - *Agência Espacial Brasileira*	17.919.250

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

20TP	Ativos Civis da União			**1.091.129.900**
		24209 -	*Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC*	33.860.602
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**62.175.926**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	40.656.144
		24201 -	*Conselho Nacional de Desenvolvimento Científico e Tecnológico*	4.747.741
		24204 -	*Comissão Nacional de Energia Nuclear*	13.952.218
		24205 -	*Agência Espacial Brasileira*	1.009.076
		24209 -	*Centro Nacional de Tecnologia Eletrônica Avançada - S.A. - CEITEC*	1.810.747
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.428.878**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	1.000.878
		24201 -	*Conselho Nacional de Desenvolvimento Científico e Tecnológico*	200.000
		24204 -	*Comissão Nacional de Energia Nuclear*	60.000
		24205 -	*Agência Espacial Brasileira*	168.000
4641	Publicidade de Utilidade Pública			**6.487.166**
		24101 -	*Ministério da Ciência, Tecnologia e Inovação - Administração Direta*	6.487.166
Órgão:	*25000 Ministério da Fazenda*		***Valor LOA:***	*15.219.280.631*
Ação	Título		Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União			**119.052.694**
		25101 -	*Ministério da Fazenda - Administração Direta*	13.940.231
		25208 -	*Superintendência de Seguros Privados*	105.112.463
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**1.092.803.849**
		25101 -	*Ministério da Fazenda - Administração Direta*	89.707.249
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	805.382.265
		25104 -	*Procuradoria-Geral da Fazenda Nacional*	148.187.102
		25203 -	*Comissão de Valores Mobiliários*	28.730.595
		25208 -	*Superintendência de Seguros Privados*	20.796.638
148I	Construção de Edifício-Sede de Unidades da Secretaria Especial da Receita Federal do Brasil em Belém - PA			**25.000.000**
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	25.000.000
2000	Administração da Unidade			**1.110.731.221**
		25101 -	*Ministério da Fazenda - Administração Direta*	105.259.942
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	724.245.088
		25104 -	*Procuradoria-Geral da Fazenda Nacional*	224.044.000
		25203 -	*Comissão de Valores Mobiliários*	26.203.148
		25208 -	*Superintendência de Seguros Privados*	30.979.043
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**71.369.952**
		25101 -	*Ministério da Fazenda - Administração Direta*	11.139.180
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	50.834.904
		25104 -	*Procuradoria-Geral da Fazenda Nacional*	6.812.568
		25203 -	*Comissão de Valores Mobiliários*	1.268.136
		25208 -	*Superintendência de Seguros Privados*	1.315.164
20TP	Ativos Civis da União			**7.458.070.452**
		25101 -	*Ministério da Fazenda - Administração Direta*	639.296.140
		25103 -	*Secretaria Especial da Receita Federal do Brasil*	5.429.049.968
		25104 -	*Procuradoria-Geral da Fazenda Nacional*	1.024.283.018
		25203 -	*Comissão de Valores Mobiliários*	208.433.973
		25208 -	*Superintendência de Seguros Privados*	157.007.353

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
20VG	Gestão das Soluções Informatizadas da Secretaria Especial da Receita Federal do Brasil e do Conselho Administrativo de Recursos Fiscais		**2.781.730.000**
		25103 - *Secretaria Especial da Receita Federal do Brasil*	2.781.730.000
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**302.441.656**
		25101 - *Ministério da Fazenda - Administração Direta*	32.305.492
		25103 - *Secretaria Especial da Receita Federal do Brasil*	219.328.314
		25104 - *Procuradoria-Geral da Fazenda Nacional*	37.757.282
		25203 - *Comissão de Valores Mobiliários*	8.095.098
		25208 - *Superintendência de Seguros Privados*	4.955.470
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**4.946.431**
		25101 - *Ministério da Fazenda - Administração Direta*	1.112.087
		25103 - *Secretaria Especial da Receita Federal do Brasil*	3.200.000
		25104 - *Procuradoria-Geral da Fazenda Nacional*	423.000
		25203 - *Comissão de Valores Mobiliários*	107.100
		25208 - *Superintendência de Seguros Privados*	104.244
219L	Serviço Público de Produção de Selos Fiscais Federais		**267.964.315**
		25103 - *Secretaria Especial da Receita Federal do Brasil*	267.964.315
21BX	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União		**1.392.790.614**
		25103 - *Secretaria Especial da Receita Federal do Brasil*	1.392.790.614
21CR	Assistência Técnica para Gestão dos Projetos de Modernização da Gestão Administrativa e Fiscal dos Municípios		**200.000**
		25101 - *Ministério da Fazenda - Administração Direta*	200.000
21EP	Retribuição no Exterior		**1.218.376**
		25103 - *Secretaria Especial da Receita Federal do Brasil*	1.218.376
2237	Auditoria e Fiscalização Tributária e Aduaneira		**325.500.000**
		25103 - *Secretaria Especial da Receita Federal do Brasil*	325.500.000
2244	Recuperação de Créditos, Consultoria, Representação Judicial e Extrajudicial da Fazenda Nacional		**165.361.071**
		25104 - *Procuradoria-Geral da Fazenda Nacional*	165.361.071
4641	Publicidade de Utilidade Pública		**100.100.000**
		25101 - *Ministério da Fazenda - Administração Direta*	100.100.000

Órgão: *26000 Ministério da Educação* ***Valor LOA:*** *111.156.940.997*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**25.316.186.551**
		26101 - *Ministério da Educação - Administração Direta*	246.144.842
		26104 - *Instituto Nacional de Educação de Surdos*	70.871.495
		26105 - *Instituto Benjamin Constant*	43.382.099
		26201 - *Colégio Pedro II*	385.244.664
		26230 - *Fundação Universidade Federal do Vale do São Francisco*	7.875.156
		26231 - *Universidade Federal de Alagoas*	347.101.488
		26232 - *Universidade Federal da Bahia*	860.023.332
		26233 - *Universidade Federal do Ceará*	662.820.612
		26234 - *Universidade Federal do Espírito Santo*	414.513.237
		26235 - *Universidade Federal de Goiás*	581.194.411
		26236 - *Universidade Federal Fluminense*	1.125.353.389
		26237 - *Universidade Federal de Juiz de Fora*	339.918.031
		26238 - *Universidade Federal de Minas Gerais*	1.113.665.048
		26239 - *Universidade Federal do Pará*	543.436.018
		26240 - *Universidade Federal da Paraíba*	887.367.771

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
0181	Aposentadorias e Pensões Civis da União		**25.316.186.551**
		26241 - *Universidade Federal do Paraná*	849.522.979
		26242 - *Universidade Federal de Pernambuco*	683.519.744
		26243 - *Universidade Federal do Rio Grande do Norte*	842.984.144
		26244 - *Universidade Federal do Rio Grande do Sul*	1.006.811.347
		26245 - *Universidade Federal do Rio de Janeiro*	1.729.080.432
		26246 - *Universidade Federal de Santa Catarina*	798.335.563
		26247 - *Universidade Federal de Santa Maria*	566.945.461
		26248 - *Universidade Federal Rural de Pernambuco*	238.144.286
		26249 - *Universidade Federal Rural do Rio de Janeiro*	277.020.619
		26250 - *Fundação Universidade Federal de Roraima*	53.311.971
		26252 - *Universidade Federal de Campina Grande*	259.894.442
		26253 - *Universidade Federal Rural da Amazônia*	67.862.283
		26254 - *Universidade Federal do Triângulo Mineiro*	200.414.630
		26255 - *Universidade Federal dos Vales do Jequitinhonha e Mucuri*	23.200.771
		26256 - *Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	163.593.805
		26257 - *Centro Federal de Educação Tecnológica de Minas Gerais*	159.650.537
		26258 - *Universidade Tecnológica Federal do Paraná*	234.389.986
		26260 - *Universidade Federal de Alfenas*	48.132.637
		26261 - *Universidade Federal de Itajubá*	76.216.031
		26262 - *Universidade Federal de São Paulo*	531.636.272
		26263 - *Universidade Federal de Lavras*	121.922.979
		26264 - *Universidade Federal Rural do Semi-Árido*	54.376.384
		26266 - *Fundação Universidade Federal do Pampa*	6.782.589
		26268 - *Fundação Universidade Federal de Rondônia*	72.728.811
		26269 - *Fundação Universidade do Rio de Janeiro*	165.496.629
		26270 - *Fundação Universidade do Amazonas*	232.741.796
		26271 - *Fundação Universidade de Brasília*	653.083.862
		26272 - *Fundação Universidade Federal do Maranhão*	309.899.769
		26273 - *Fundação Universidade Federal do Rio Grande*	209.338.353
		26274 - *Universidade Federal de Uberlândia*	490.076.972
		26275 - *Fundação Universidade Federal do Acre*	118.312.347
		26276 - *Fundação Universidade Federal de Mato Grosso*	380.596.153
		26277 - *Fundação Universidade Federal de Ouro Preto*	154.616.605
		26278 - *Fundação Universidade Federal de Pelotas*	350.346.929
		26279 - *Fundação Universidade Federal do Piauí*	289.635.499
		26280 - *Fundação Universidade Federal de São Carlos*	236.617.265
		26281 - *Fundação Universidade Federal de Sergipe*	205.148.001
		26282 - *Fundação Universidade Federal de Viçosa*	492.812.670
		26283 - *Fundação Universidade Federal de Mato Grosso do Sul*	344.116.940
		26284 - *Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	30.118.110
		26285 - *Fundação Universidade Federal de São João del-Rei*	61.181.149
		26286 - *Fundação Universidade Federal do Amapá*	14.187.595
		26290 - *Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	13.778.992
		26291 - *Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	32.639.565
		26292 - *Fundação Joaquim Nabuco*	77.892.360
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	93.181.148
		26350 - *Fundação Universidade Federal da Grande Dourados*	29.522.815

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**

0181 Aposentadorias e Pensões Civis da União			**25.316.186.551**
	26351 -	*Universidade Federal do Recôncavo da Bahia*	19.580.884
	26352 -	*Fundação Universidade Federal do ABC*	8.985.575
	26358 -	*Hospital Universitário Prof. Alberto Antunes*	50.980.359
	26359 -	*Complexo Hospitalar e de Saúde da Universidade Federal da Bahia*	8.373.094
	26362 -	*Hospital Universitário Walter Cantídio*	65.751.742
	26363 -	*Maternidade-Escola Assis Chateaubriand*	36.370.767
	26364 -	*Hospital Universitário Cassiano Antônio Morais*	69.299.700
	26365 -	*Hospital das Clínicas da Universidade Federal de Goiás*	126.231
	26367 -	*Hospital Universitário da Universidade Federal de Juiz de Fora*	12.117.599
	26368 -	*Hospital das Clínicas da Universidade Federal de Minas Gerais*	139.629.301
	26369 -	*Hospital Universitário João de Barros Barreto*	25.831.228
	26370 -	*Hospital Universitário Bettina Ferro Souza*	4.048.132
	26371 -	*Hospital Universitário Lauro Wanderley*	103.681.399
	26372 -	*Hospital de Clínicas da Universidade Federal do Paraná*	2.240.127
	26373 -	*Hospital das Clínicas da Universidade Federal de Pernambuco*	122.072.672
	26374 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio Grande do Norte*	1.976.938
	26378 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	11.735.844
	26385 -	*Hospital Universitário da Universidade Federal da Grande Dourados*	1.073.197
	26386 -	*Hospital Universitário Prof. Polydoro Ernani de São Thiago*	113.754.448
	26387 -	*Hospital Universitário de Santa Maria*	91.250.828
	26388 -	*Hospital Universitário Alcides Carneiro*	20.794.733
	26391 -	*Hospital Universitário Gaffree e Guinle*	30.157.331
	26392 -	*Hospital Universitário Getúlio Vargas*	42.237.692
	26393 -	*Hospital Universitário de Brasília*	1.785.090
	26394 -	*Hospital Universitário da Fundação Universidade do Maranhão*	1.257.940
	26395 -	*Hospital Universitário Dr. Miguel Riet Corrêa Jr.*	27.880.984
	26396 -	*Hospital de Clínicas da Universidade Federal de Uberlândia*	114.517.288
	26398 -	*Hospital das Clínicas da Fundação Universidade Federal de Pelotas*	807.953
	26399 -	*Hospital Universitário da Fundação Universidade Federal do Piauí*	2.127.354
	26400 -	*Hospital Universitário da Fundação Universidade Federal de Sergipe*	17.432.234
	26402 -	*Instituto Federal de Alagoas*	14.651
	26403 -	*Instituto Federal do Amazonas*	69.863.212
	26404 -	*Instituto Federal Baiano*	21.120.815
	26405 -	*Instituto Federal do Ceará*	124.207.203
	26406 -	*Instituto Federal do Espírito Santo*	159.032.188
	26407 -	*Instituto Federal Goiano*	36.971.286
	26408 -	*Instituto Federal do Maranhão*	78.424.475
	26409 -	*Instituto Federal de Minas Gerais*	70.337.589
	26410 -	*Instituto Federal do Norte de Minas Gerais*	27.396.255
	26411 -	*Instituto Federal do Sudeste de Minas Gerais*	60.064.061
	26412 -	*Instituto Federal do Sul de Minas Gerais*	58.786.464
	26413 -	*Instituto Federal do Triângulo Mineiro*	44.158.812
	26414 -	*Instituto Federal do Mato Grosso*	97.341.603
	26415 -	*Instituto Federal do Mato Grosso do Sul*	3.478.368
	26416 -	*Instituto Federal do Pará*	86.883.326
	26417 -	*Instituto Federal da Paraíba*	124.895.528
	26418 -	*Instituto Federal de Pernambuco*	171.244.329
	26419 -	*Instituto Federal do Rio Grande do Sul*	51.440.947
	26420 -	*Instituto Federal Farroupilha*	31.561.257

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
0181	Aposentadorias e Pensões Civis da União		**25.316.186.551**
		26421 - *Instituto Federal de Rondônia*	14.651
		26422 - *Instituto Federal Catarinense*	45.860.588
		26423 - *Instituto Federal de Sergipe*	77.314.398
		26424 - *Instituto Federal do Tocantins*	7.714.810
		26425 - *Instituto Federal do Acre*	1.732.259
		26426 - *Instituto Federal do Amapá*	1.967.498
		26427 - *Instituto Federal da Bahia*	110.232.665
		26428 - *Instituto Federal de Brasília*	7.529.271
		26429 - *Instituto Federal de Goiás*	95.493.420
		26430 - *Instituto Federal do Sertão Pernambucano*	22.111.934
		26431 - *Instituto Federal do Piauí*	67.773.032
		26432 - *Instituto Federal do Paraná*	13.706.126
		26433 - *Instituto Federal do Rio de Janeiro*	79.143.983
		26434 - *Instituto Federal Fluminense*	118.646.998
		26435 - *Instituto Federal do Rio Grande do Norte*	108.571.815
		26436 - *Instituto Federal Sul-rio-grandense*	114.890.553
		26437 - *Instituto Federal de Roraima*	30.604.473
		26438 - *Instituto Federal de Santa Catarina*	120.709.875
		26439 - *Instituto Federal de São Paulo*	116.688.336
		26440 - *Universidade Federal da Fronteira Sul*	3.265.011
		26441 - *Universidade Federal do Oeste do Pará*	7.724.278
		26442 - *Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	1.758.643
		26447 - *Universidade Federal do Oeste da Bahia*	804.450
		26448 - *Universidade Federal do Sul e Sudeste do Pará*	1.225.958
		26449 - *Universidade Federal do Cariri*	2.466.484
		26450 - *Universidade Federal do Sul da Bahia*	2.119.628
		26452 - *Universidade Federal de Catalão*	2.449.467
		26453 - *Universidade Federal de Jataí*	2.067.182
		26454 - *Universidade Federal de Rondonópolis*	2.722.244
		26455 - *Universidade Federal do Delta do Parnaíba*	1.569.413
		26456 - *Universidade Federal do Agreste de Pernambuco*	1.330.963
		26457 - *Universidade Federal do Norte do Tocantins*	143.292
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**10.625.628.058**
		26101 - *Ministério da Educação - Administração Direta*	18.637.541
		26104 - *Instituto Nacional de Educação de Surdos*	11.991.658
		26105 - *Instituto Benjamin Constant*	7.407.651
		26201 - *Colégio Pedro II*	76.658.738
		26230 - *Fundação Universidade Federal do Vale do São Francisco*	41.110.504
		26231 - *Universidade Federal de Alagoas*	109.544.640
		26232 - *Universidade Federal da Bahia*	197.675.234
		26233 - *Universidade Federal do Ceará*	177.975.539
		26234 - *Universidade Federal do Espírito Santo*	94.129.568
		26235 - *Universidade Federal de Goiás*	153.105.949
		26236 - *Universidade Federal Fluminense*	259.135.391
		26237 - *Universidade Federal de Juiz de Fora*	121.199.040
		26238 - *Universidade Federal de Minas Gerais*	249.705.845
		26239 - *Universidade Federal do Pará*	204.268.908
		26240 - *Universidade Federal da Paraíba*	209.809.698
		26241 - *Universidade Federal do Paraná*	284.370.158
		26242 - *Universidade Federal de Pernambuco*	214.977.346
		26243 - *Universidade Federal do Rio Grande do Norte*	200.019.575

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**10.625.628.058**
		26244 - *Universidade Federal do Rio Grande do Sul*	219.014.128
		26245 - *Universidade Federal do Rio de Janeiro*	346.963.044
		26246 - *Universidade Federal de Santa Catarina*	180.691.566
		26247 - *Universidade Federal de Santa Maria*	168.952.891
		26248 - *Universidade Federal Rural de Pernambuco*	105.892.531
		26249 - *Universidade Federal Rural do Rio de Janeiro*	90.998.518
		26250 - *Fundação Universidade Federal de Roraima*	42.785.733
		26251 - *Fundação Universidade Federal do Tocantins*	56.308.127
		26252 - *Universidade Federal de Campina Grande*	111.459.870
		26253 - *Universidade Federal Rural da Amazônia*	35.405.070
		26254 - *Universidade Federal do Triângulo Mineiro*	54.047.619
		26255 - *Universidade Federal dos Vales do Jequitinhonha e Mucuri*	55.960.757
		26256 - *Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	60.739.716
		26257 - *Centro Federal de Educação Tecnológica de Minas Gerais*	69.503.324
		26258 - *Universidade Tecnológica Federal do Paraná*	180.754.963
		26260 - *Universidade Federal de Alfenas*	41.700.818
		26261 - *Universidade Federal de Itajubá*	37.331.420
		26262 - *Universidade Federal de São Paulo*	117.784.316
		26263 - *Universidade Federal de Lavras*	58.008.794
		26264 - *Universidade Federal Rural do Semi-Árido*	54.321.010
		26266 - *Fundação Universidade Federal do Pampa*	71.561.863
		26267 - *Universidade Federal da Integração Latino Americana*	26.694.471
		26268 - *Fundação Universidade Federal de Rondônia*	48.777.223
		26269 - *Fundação Universidade do Rio de Janeiro*	62.333.525
		26270 - *Fundação Universidade do Amazonas*	113.645.798
		26271 - *Fundação Universidade de Brasília*	236.744.969
		26272 - *Fundação Universidade Federal do Maranhão*	107.280.780
		26273 - *Fundação Universidade Federal do Rio Grande*	69.169.567
		26274 - *Universidade Federal de Uberlândia*	157.993.407
		26275 - *Fundação Universidade Federal do Acre*	54.307.148
		26276 - *Fundação Universidade Federal de Mato Grosso*	109.130.921
		26277 - *Fundação Universidade Federal de Ouro Preto*	66.865.712
		26278 - *Fundação Universidade Federal de Pelotas*	109.531.597
		26279 - *Fundação Universidade Federal do Piauí*	108.339.513
		26280 - *Fundação Universidade Federal de São Carlos*	102.054.584
		26281 - *Fundação Universidade Federal de Sergipe*	116.199.205
		26282 - *Fundação Universidade Federal de Viçosa*	115.154.203
		26283 - *Fundação Universidade Federal de Mato Grosso do Sul*	120.325.568
		26284 - *Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	21.765.710
		26285 - *Fundação Universidade Federal de São João del-Rei*	62.406.209
		26286 - *Fundação Universidade Federal do Amapá*	36.321.216
		26290 - *Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	12.346.301
		26291 - *Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	19.973.078
		26292 - *Fundação Joaquim Nabuco*	8.958.366
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	18.189.593
		26350 - *Fundação Universidade Federal da Grande Dourados*	48.875.638
		26351 - *Universidade Federal do Recôncavo da Bahia*	57.774.347

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**10.625.628.058**
		26352 - *Fundação Universidade Federal do ABC*	63.102.504
		26358 - *Hospital Universitário Prof. Alberto Antunes*	16.462.840
		26359 - *Complexo Hospitalar e de Saúde da Universidade Federal da Bahia*	24.480.186
		26362 - *Hospital Universitário Walter Cantídio*	23.955.091
		26363 - *Maternidade-Escola Assis Chateaubriand*	10.927.488
		26364 - *Hospital Universitário Cassiano Antônio Morais*	13.503.191
		26365 - *Hospital das Clínicas da Universidade Federal de Goiás*	22.815.111
		26366 - *Hospital Universitário Antonio Pedro*	33.497.275
		26367 - *Hospital Universitário da Universidade Federal de Juiz de Fora*	7.323.513
		26368 - *Hospital das Clínicas da Universidade Federal de Minas Gerais*	27.898.721
		26369 - *Hospital Universitário João de Barros Barreto*	16.677.497
		26370 - *Hospital Universitário Bettina Ferro Souza*	1.798.695
		26371 - *Hospital Universitário Lauro Wanderley*	24.062.862
		26372 - *Hospital de Clínicas da Universidade Federal do Paraná*	32.479.482
		26373 - *Hospital das Clínicas da Universidade Federal de Pernambuco*	33.427.868
		26374 - *Complexo Hospitalar e de Saúde da Universidade Federal do Rio Grande do Norte*	24.384.798
		26378 - *Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	94.229.837
		26385 - *Hospital Universitário da Universidade Federal da Grande Dourados*	6.105.033
		26386 - *Hospital Universitário Prof. Polydoro Ernani de São Thiago*	24.599.988
		26387 - *Hospital Universitário de Santa Maria*	27.697.386
		26388 - *Hospital Universitário Alcides Carneiro*	10.572.163
		26389 - *Hospital de Clínicas da Universidade Federal do Triângulo Mineiro*	21.209.132
		26391 - *Hospital Universitário Gaffree e Guinle*	22.774.931
		26392 - *Hospital Universitário Getúlio Vargas*	10.390.373
		26393 - *Hospital Universitário de Brasília*	15.052.153
		26394 - *Hospital Universitário da Fundação Universidade do Maranhão*	17.848.007
		26395 - *Hospital Universitário Dr. Miguel Riet Corrêa Jr.*	9.538.445
		26396 - *Hospital de Clínicas da Universidade Federal de Uberlândia*	39.807.460
		26397 - *Hospital Júlio Muller*	5.948.325
		26398 - *Hospital das Clínicas da Fundação Universidade Federal de Pelotas*	6.579.241
		26399 - *Hospital Universitário da Fundação Universidade Federal do Piauí*	704.291
		26400 - *Hospital Universitário da Fundação Universidade Federal de Sergipe*	13.200.277
		26402 - *Instituto Federal de Alagoas*	74.277.790
		26403 - *Instituto Federal do Amazonas*	60.004.746
		26404 - *Instituto Federal Baiano*	61.786.612
		26405 - *Instituto Federal do Ceará*	142.963.585
		26406 - *Instituto Federal do Espírito Santo*	123.766.300
		26407 - *Instituto Federal Goiano*	82.690.732
		26408 - *Instituto Federal do Maranhão*	114.011.963
		26409 - *Instituto Federal de Minas Gerais*	67.588.254
		26410 - *Instituto Federal do Norte de Minas Gerais*	46.719.466
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	51.028.109
		26412 - *Instituto Federal do Sul de Minas Gerais*	43.560.608
		26413 - *Instituto Federal do Triângulo Mineiro*	45.347.061
		26414 - *Instituto Federal do Mato Grosso*	71.997.435
		26415 - *Instituto Federal do Mato Grosso do Sul*	37.079.208
		26416 - *Instituto Federal do Pará*	83.847.995
		26417 - *Instituto Federal da Paraíba*	103.794.343

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**10.625.628.058**
		26418 -	*Instituto Federal de Pernambuco*	85.227.212
		26419 -	*Instituto Federal do Rio Grande do Sul*	86.592.683
		26420 -	*Instituto Federal Farroupilha*	58.455.698
		26421 -	*Instituto Federal de Rondônia*	39.292.821
		26422 -	*Instituto Federal Catarinense*	65.255.897
		26423 -	*Instituto Federal de Sergipe*	45.057.064
		26424 -	*Instituto Federal do Tocantins*	46.298.743
		26425 -	*Instituto Federal do Acre*	25.547.649
		26426 -	*Instituto Federal do Amapá*	18.543.683
		26427 -	*Instituto Federal da Bahia*	105.616.223
		26428 -	*Instituto Federal de Brasília*	44.662.844
		26429 -	*Instituto Federal de Goiás*	80.618.739
		26430 -	*Instituto Federal do Sertão Pernambucano*	35.759.436
		26431 -	*Instituto Federal do Piauí*	91.504.849
		26432 -	*Instituto Federal do Paraná*	95.131.066
		26433 -	*Instituto Federal do Rio de Janeiro*	77.674.716
		26434 -	*Instituto Federal Fluminense*	69.606.628
		26435 -	*Instituto Federal do Rio Grande do Norte*	114.193.721
		26436 -	*Instituto Federal Sul-rio-grandense*	75.714.654
		26437 -	*Instituto Federal de Roraima*	21.358.297
		26438 -	*Instituto Federal de Santa Catarina*	104.059.716
		26439 -	*Instituto Federal de São Paulo*	158.354.552
		26440 -	*Universidade Federal da Fronteira Sul*	50.231.033
		26441 -	*Universidade Federal do Oeste do Pará*	37.798.004
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	23.614.010
		26445 -	*Hospital Universitário da UNIFESP*	62.991.927
		26447 -	*Universidade Federal do Oeste da Bahia*	17.935.560
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	22.696.984
		26449 -	*Universidade Federal do Cariri*	21.786.557
		26450 -	*Universidade Federal do Sul da Bahia*	18.318.931
		26452 -	*Universidade Federal de Catalão*	21.090.294
		26453 -	*Universidade Federal de Jataí*	21.389.096
		26454 -	*Universidade Federal de Rondonópolis*	19.019.815
		26455 -	*Universidade Federal do Delta do Parnaíba*	15.017.359
		26456 -	*Universidade Federal do Agreste de Pernambuco*	13.614.268
		26457 -	*Universidade Federal do Norte do Tocantins*	19.011.248
2000	Administração da Unidade			**985.788.321**
		26101 -	*Ministério da Educação - Administração Direta*	462.858.360
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	193.819.790
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	123.251.135
		26292 -	*Fundação Joaquim Nabuco*	31.445.590
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	167.018.077
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	7.395.369
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.157.426.784**
		26101 -	*Ministério da Educação - Administração Direta*	39.254.276
		26104 -	*Instituto Nacional de Educação de Surdos*	1.340.844
		26105 -	*Instituto Benjamin Constant*	893.460
		26201 -	*Colégio Pedro II*	6.080.262
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	3.419.352

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**

2004 Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.157.426.784**
	26231 -	*Universidade Federal de Alagoas*	11.408.772
	26232 -	*Universidade Federal da Bahia*	16.357.728
	26233 -	*Universidade Federal do Ceará*	14.858.798
	26234 -	*Universidade Federal do Espírito Santo*	13.116.012
	26235 -	*Universidade Federal de Goiás*	18.124.896
	26236 -	*Universidade Federal Fluminense*	17.201.304
	26237 -	*Universidade Federal de Juiz de Fora*	17.748.060
	26238 -	*Universidade Federal de Minas Gerais*	29.215.932
	26239 -	*Universidade Federal do Pará*	11.766.372
	26240 -	*Universidade Federal da Paraíba*	19.276.056
	26241 -	*Universidade Federal do Paraná*	19.246.538
	26242 -	*Universidade Federal de Pernambuco*	18.408.972
	26243 -	*Universidade Federal do Rio Grande do Norte*	24.719.160
	26244 -	*Universidade Federal do Rio Grande do Sul*	19.824.084
	26245 -	*Universidade Federal do Rio de Janeiro*	25.631.089
	26246 -	*Universidade Federal de Santa Catarina*	21.575.712
	26247 -	*Universidade Federal de Santa Maria*	11.940.696
	26248 -	*Universidade Federal Rural de Pernambuco*	7.261.212
	26249 -	*Universidade Federal Rural do Rio de Janeiro*	7.793.028
	26250 -	*Fundação Universidade Federal de Roraima*	2.655.144
	26251 -	*Fundação Universidade Federal do Tocantins*	4.053.456
	26252 -	*Universidade Federal de Campina Grande*	8.028.504
	26253 -	*Universidade Federal Rural da Amazônia*	3.044.820
	26254 -	*Universidade Federal do Triângulo Mineiro*	6.395.934
	26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	6.229.140
	26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	5.070.024
	26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	6.904.356
	26258 -	*Universidade Tecnológica Federal do Paraná*	16.224.672
	26260 -	*Universidade Federal de Alfenas*	3.796.104
	26261 -	*Universidade Federal de Itajubá*	4.099.278
	26262 -	*Universidade Federal de São Paulo*	5.995.866
	26263 -	*Universidade Federal de Lavras*	8.322.449
	26264 -	*Universidade Federal Rural do Semi-Árido*	4.457.734
	26266 -	*Fundação Universidade Federal do Pampa*	3.043.644
	26267 -	*Universidade Federal da Integração Latino Americana*	2.712.492
	26268 -	*Fundação Universidade Federal de Rondônia*	3.259.224
	26269 -	*Fundação Universidade do Rio de Janeiro*	2.197.368
	26270 -	*Fundação Universidade do Amazonas*	7.512.696
	26271 -	*Fundação Universidade de Brasília*	15.574.440
	26272 -	*Fundação Universidade Federal do Maranhão*	10.115.988
	26273 -	*Fundação Universidade Federal do Rio Grande*	7.651.704
	26274 -	*Universidade Federal de Uberlândia*	16.939.164
	26275 -	*Fundação Universidade Federal do Acre*	2.852.197
	26276 -	*Fundação Universidade Federal de Mato Grosso*	8.650.488
	26277 -	*Fundação Universidade Federal de Ouro Preto*	7.184.076
	26278 -	*Fundação Universidade Federal de Pelotas*	11.040.996
	26279 -	*Fundação Universidade Federal do Piauí*	10.449.612
	26280 -	*Fundação Universidade Federal de São Carlos*	9.997.764
	26281 -	*Fundação Universidade Federal de Sergipe*	10.029.096

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.157.426.784**
		26282 -	*Fundação Universidade Federal de Viçosa*	30.553.284
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	57.236.886
		26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	1.521.132
		26285 -	*Fundação Universidade Federal de São João del-Rei*	5.733.396
		26286 -	*Fundação Universidade Federal do Amapá*	3.097.512
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	1.214.077
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	1.423.130
		26292 -	*Fundação Joaquim Nabuco*	831.900
		26294 -	*Hospital de Clínicas de Porto Alegre*	20.052.081
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	2.657.784
		26350 -	*Fundação Universidade Federal da Grande Dourados*	4.227.058
		26351 -	*Universidade Federal do Recôncavo da Bahia*	3.835.620
		26352 -	*Fundação Universidade Federal do ABC*	3.161.016
		26358 -	*Hospital Universitário Prof. Alberto Antunes*	833.844
		26359 -	*Complexo Hospitalar e de Saúde da Universidade Federal da Bahia*	1.734.228
		26362 -	*Hospital Universitário Walter Cantídio*	1.645.728
		26363 -	*Maternidade-Escola Assis Chateaubriand*	899.136
		26364 -	*Hospital Universitário Cassiano Antônio Morais*	1.650.948
		26365 -	*Hospital das Clínicas da Universidade Federal de Goiás*	2.343.096
		26366 -	*Hospital Universitário Antonio Pedro*	1.093.224
		26367 -	*Hospital Universitário da Universidade Federal de Juiz de Fora*	1.048.836
		26368 -	*Hospital das Clínicas da Universidade Federal de Minas Gerais*	4.847.160
		26369 -	*Hospital Universitário João de Barros Barreto*	772.608
		26370 -	*Hospital Universitário Bettina Ferro Souza*	79.200
		26371 -	*Hospital Universitário Lauro Wanderley*	2.629.092
		26372 -	*Hospital de Clínicas da Universidade Federal do Paraná*	2.287.980
		26373 -	*Hospital das Clínicas da Universidade Federal de Pernambuco*	3.638.952
		26374 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio Grande do Norte*	1.692.960
		26378 -	*Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	4.141.836
		26385 -	*Hospital Universitário da Universidade Federal da Grande Dourados*	1.162.493
		26386 -	*Hospital Universitário Prof. Polydoro Ernani de São Thiago*	3.285.600
		26387 -	*Hospital Universitário de Santa Maria*	2.682.336
		26388 -	*Hospital Universitário Alcides Carneiro*	1.019.568
		26389 -	*Hospital de Clínicas da Universidade Federal do Triângulo Mineiro*	1.284.425
		26391 -	*Hospital Universitário Gaffree e Guinle*	1.206.864
		26392 -	*Hospital Universitário Getúlio Vargas*	1.441.308
		26393 -	*Hospital Universitário de Brasília*	708.888
		26394 -	*Hospital Universitário da Fundação Universidade do Maranhão*	818.004
		26395 -	*Hospital Universitário Dr. Miguel Riet Corrêa Jr.*	1.231.092
		26396 -	*Hospital de Clínicas da Universidade Federal de Uberlândia*	5.128.331
		26397 -	*Hospital Júlio Muller*	316.596
		26398 -	*Hospital das Clínicas da Fundação Universidade Federal de Pelotas*	516.468
		26399 -	*Hospital Universitário da Fundação Universidade Federal do Piauí*	82.920
		26400 -	*Hospital Universitário da Fundação Universidade Federal de Sergipe*	1.117.044
		26402 -	*Instituto Federal de Alagoas*	5.854.872
		26403 -	*Instituto Federal do Amazonas*	3.978.060

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.157.426.784**
		26404 -	*Instituto Federal Baiano*	4.073.868
		26405 -	*Instituto Federal do Ceará*	11.286.564
		26406 -	*Instituto Federal do Espírito Santo*	11.119.944
		26407 -	*Instituto Federal Goiano*	6.120.552
		26408 -	*Instituto Federal do Maranhão*	9.136.056
		26409 -	*Instituto Federal de Minas Gerais*	7.648.248
		26410 -	*Instituto Federal do Norte de Minas Gerais*	4.941.816
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	6.054.852
		26412 -	*Instituto Federal do Sul de Minas Gerais*	4.512.612
		26413 -	*Instituto Federal do Triângulo Mineiro*	4.124.304
		26414 -	*Instituto Federal do Mato Grosso*	5.810.605
		26415 -	*Instituto Federal do Mato Grosso do Sul*	2.669.304
		26416 -	*Instituto Federal do Pará*	5.753.136
		26417 -	*Instituto Federal da Paraíba*	8.384.328
		26418 -	*Instituto Federal de Pernambuco*	9.603.072
		26419 -	*Instituto Federal do Rio Grande do Sul*	6.234.392
		26420 -	*Instituto Federal Farroupilha*	3.940.522
		26421 -	*Instituto Federal de Rondônia*	3.073.320
		26422 -	*Instituto Federal Catarinense*	5.232.867
		26423 -	*Instituto Federal de Sergipe*	4.853.652
		26424 -	*Instituto Federal do Tocantins*	3.585.564
		26425 -	*Instituto Federal do Acre*	1.041.156
		26426 -	*Instituto Federal do Amapá*	1.289.184
		26427 -	*Instituto Federal da Bahia*	6.500.904
		26428 -	*Instituto Federal de Brasília*	2.770.860
		26429 -	*Instituto Federal de Goiás*	8.766.425
		26430 -	*Instituto Federal do Sertão Pernambucano*	3.901.752
		26431 -	*Instituto Federal do Piauí*	9.633.420
		26432 -	*Instituto Federal do Paraná*	7.164.696
		26433 -	*Instituto Federal do Rio de Janeiro*	4.189.224
		26434 -	*Instituto Federal Fluminense*	5.422.428
		26435 -	*Instituto Federal do Rio Grande do Norte*	12.051.264
		26436 -	*Instituto Federal Sul-rio-grandense*	6.696.036
		26437 -	*Instituto Federal de Roraima*	2.139.912
		26438 -	*Instituto Federal de Santa Catarina*	7.796.448
		26439 -	*Instituto Federal de São Paulo*	10.804.176
		26440 -	*Universidade Federal da Fronteira Sul*	2.827.415
		26441 -	*Universidade Federal do Oeste do Pará*	2.491.191
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	1.753.752
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	128.547.238
		26445 -	*Hospital Universitário da UNIFESP*	1.799.355
		26447 -	*Universidade Federal do Oeste da Bahia*	971.580
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	1.355.820
		26449 -	*Universidade Federal do Cariri*	1.739.436
		26450 -	*Universidade Federal do Sul da Bahia*	1.161.108
		26452 -	*Universidade Federal de Catalão*	1.292.460
		26453 -	*Universidade Federal de Jataí*	1.483.500
		26454 -	*Universidade Federal de Rondonópolis*	890.580
		26455 -	*Universidade Federal do Delta do Parnaíba*	1.208.676
		26456 -	*Universidade Federal do Agreste de Pernambuco*	838.752
		26457 -	*Universidade Federal do Norte do Tocantins*	1.068.840

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
20RH	Gerenciamento das Políticas de Educação			**248.833.903**
		26101 -	*Ministério da Educação - Administração Direta*	212.913.486
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	10.379.466
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	25.540.951
20TP	Ativos Civis da União			**67.478.999.245**
		26101 -	*Ministério da Educação - Administração Direta*	157.572.187
		26104 -	*Instituto Nacional de Educação de Surdos*	71.045.098
		26105 -	*Instituto Benjamin Constant*	49.285.406
		26201 -	*Colégio Pedro II*	438.600.752
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	210.335.693
		26231 -	*Universidade Federal de Alagoas*	598.440.882
		26232 -	*Universidade Federal da Bahia*	1.037.600.281
		26233 -	*Universidade Federal do Ceará*	891.519.626
		26234 -	*Universidade Federal do Espírito Santo*	677.635.270
		26235 -	*Universidade Federal de Goiás*	758.731.728
		26236 -	*Universidade Federal Fluminense*	1.289.395.146
		26237 -	*Universidade Federal de Juiz de Fora*	629.181.977
		26238 -	*Universidade Federal de Minas Gerais*	1.238.941.848
		26239 -	*Universidade Federal do Pará*	1.019.253.144
		26240 -	*Universidade Federal da Paraíba*	1.103.682.435
		26241 -	*Universidade Federal do Paraná*	980.314.364
		26242 -	*Universidade Federal de Pernambuco*	1.100.512.102
		26243 -	*Universidade Federal do Rio Grande do Norte*	1.007.024.622
		26244 -	*Universidade Federal do Rio Grande do Sul*	1.174.936.006
		26245 -	*Universidade Federal do Rio de Janeiro*	1.914.321.053
		26246 -	*Universidade Federal de Santa Catarina*	1.028.047.712
		26247 -	*Universidade Federal de Santa Maria*	868.787.980
		26248 -	*Universidade Federal Rural de Pernambuco*	447.842.098
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	494.428.023
		26250 -	*Fundação Universidade Federal de Roraima*	210.862.286
		26251 -	*Fundação Universidade Federal do Tocantins*	288.057.944
		26252 -	*Universidade Federal de Campina Grande*	534.307.839
		26253 -	*Universidade Federal Rural da Amazônia*	207.017.016
		26254 -	*Universidade Federal do Triângulo Mineiro*	284.365.046
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	297.280.769
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	312.605.636
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	370.398.300
		26258 -	*Universidade Tecnológica Federal do Paraná*	885.102.921
		26260 -	*Universidade Federal de Alfenas*	228.655.471
		26261 -	*Universidade Federal de Itajubá*	192.351.997
		26262 -	*Universidade Federal de São Paulo*	644.492.762
		26263 -	*Universidade Federal de Lavras*	312.470.379
		26264 -	*Universidade Federal Rural do Semi-Árido*	266.622.652
		26266 -	*Fundação Universidade Federal do Pampa*	365.143.059
		26267 -	*Universidade Federal da Integração Latino Americana*	169.584.226
		26268 -	*Fundação Universidade Federal de Rondônia*	267.182.378
		26269 -	*Fundação Universidade do Rio de Janeiro*	310.409.907
		26270 -	*Fundação Universidade do Amazonas*	598.455.253
		26271 -	*Fundação Universidade de Brasília*	1.253.313.383
		26272 -	*Fundação Universidade Federal do Maranhão*	598.514.621

Programa de Gestão e Manutenção

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
20TP	Ativos Civis da União		**67.478.999.245**
		26273 - *Fundação Universidade Federal do Rio Grande*	360.951.358
		26274 - *Universidade Federal de Uberlândia*	788.555.482
		26275 - *Fundação Universidade Federal do Acre*	282.962.203
		26276 - *Fundação Universidade Federal de Mato Grosso*	569.202.172
		26277 - *Fundação Universidade Federal de Ouro Preto*	360.616.386
		26278 - *Fundação Universidade Federal de Pelotas*	554.282.195
		26279 - *Fundação Universidade Federal do Piauí*	563.573.434
		26280 - *Fundação Universidade Federal de São Carlos*	534.116.733
		26281 - *Fundação Universidade Federal de Sergipe*	609.410.429
		26282 - *Fundação Universidade Federal de Viçosa*	577.682.267
		26283 - *Fundação Universidade Federal de Mato Grosso do Sul*	646.770.512
		26284 - *Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	124.647.936
		26285 - *Fundação Universidade Federal de São João del-Rei*	303.266.725
		26286 - *Fundação Universidade Federal do Amapá*	207.660.527
		26290 - *Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	94.581.809
		26291 - *Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	94.454.291
		26292 - *Fundação Joaquim Nabuco*	43.861.259
		26294 - *Hospital de Clínicas de Porto Alegre*	1.782.309.260
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	108.280.018
		26350 - *Fundação Universidade Federal da Grande Dourados*	249.233.226
		26351 - *Universidade Federal do Recôncavo da Bahia*	328.093.172
		26352 - *Fundação Universidade Federal do ABC*	328.491.661
		26358 - *Hospital Universitário Prof. Alberto Antunes*	83.775.415
		26359 - *Complexo Hospitalar e de Saúde da Universidade Federal da Bahia*	117.779.881
		26362 - *Hospital Universitário Walter Cantídio*	112.114.696
		26363 - *Maternidade-Escola Assis Chateaubriand*	52.253.736
		26364 - *Hospital Universitário Cassiano Antônio Morais*	72.739.166
		26365 - *Hospital das Clínicas da Universidade Federal de Goiás*	113.442.164
		26366 - *Hospital Universitário Antonio Pedro*	160.266.706
		26367 - *Hospital Universitário da Universidade Federal de Juiz de Fora*	34.875.915
		26368 - *Hospital das Clínicas da Universidade Federal de Minas Gerais*	137.797.965
		26369 - *Hospital Universitário João de Barros Barreto*	84.754.389
		26370 - *Hospital Universitário Bettina Ferro Souza*	8.575.236
		26371 - *Hospital Universitário Lauro Wanderley*	117.283.959
		26372 - *Hospital de Clínicas da Universidade Federal do Paraná*	162.441.605
		26373 - *Hospital das Clínicas da Universidade Federal de Pernambuco*	159.261.603
		26374 - *Complexo Hospitalar e de Saúde da Universidade Federal do Rio Grande do Norte*	113.820.610
		26378 - *Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	553.738.145
		26385 - *Hospital Universitário da Universidade Federal da Grande Dourados*	36.185.863
		26386 - *Hospital Universitário Prof. Polydoro Ernani de São Thiago*	138.300.358
		26387 - *Hospital Universitário de Santa Maria*	144.002.053
		26388 - *Hospital Universitário Alcides Carneiro*	50.485.281
		26389 - *Hospital de Clínicas da Universidade Federal do Triângulo Mineiro*	102.613.943
		26391 - *Hospital Universitário Gaffree e Guinle*	116.916.731
		26392 - *Hospital Universitário Getúlio Vargas*	48.940.446
		26393 - *Hospital Universitário de Brasília*	73.295.156

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
20TP	Ativos Civis da União		**67.478.999.245**
		26394 - *Hospital Universitário da Fundação Universidade do Maranhão*	88.854.130
		26395 - *Hospital Universitário Dr. Miguel Riet Corrêa Jr.*	47.744.706
		26396 - *Hospital de Clínicas da Universidade Federal de Uberlândia*	196.018.294
		26397 - *Hospital Júlio Muller*	27.938.214
		26398 - *Hospital das Clínicas da Fundação Universidade Federal de Pelotas*	31.632.499
		26399 - *Hospital Universitário da Fundação Universidade Federal do Piauí*	3.468.381
		26400 - *Hospital Universitário da Fundação Universidade Federal de Sergipe*	60.914.200
		26402 - *Instituto Federal de Alagoas*	405.722.934
		26403 - *Instituto Federal do Amazonas*	348.751.013
		26404 - *Instituto Federal Baiano*	354.317.511
		26405 - *Instituto Federal do Ceará*	768.439.753
		26406 - *Instituto Federal do Espírito Santo*	663.073.104
		26407 - *Instituto Federal Goiano*	319.915.535
		26408 - *Instituto Federal do Maranhão*	638.184.684
		26409 - *Instituto Federal de Minas Gerais*	410.264.861
		26410 - *Instituto Federal do Norte de Minas Gerais*	284.211.965
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	284.764.186
		26412 - *Instituto Federal do Sul de Minas Gerais*	261.379.422
		26413 - *Instituto Federal do Triângulo Mineiro*	239.963.816
		26414 - *Instituto Federal do Mato Grosso*	426.971.289
		26415 - *Instituto Federal do Mato Grosso do Sul*	236.060.634
		26416 - *Instituto Federal do Pará*	488.286.559
		26417 - *Instituto Federal da Paraíba*	565.609.424
		26418 - *Instituto Federal de Pernambuco*	483.279.310
		26419 - *Instituto Federal do Rio Grande do Sul*	475.396.432
		26420 - *Instituto Federal Farroupilha*	314.080.871
		26421 - *Instituto Federal de Rondônia*	247.054.989
		26422 - *Instituto Federal Catarinense*	387.290.866
		26423 - *Instituto Federal de Sergipe*	253.114.193
		26424 - *Instituto Federal do Tocantins*	268.121.114
		26425 - *Instituto Federal do Acre*	138.305.729
		26426 - *Instituto Federal do Amapá*	114.148.585
		26427 - *Instituto Federal da Bahia*	586.736.719
		26428 - *Instituto Federal de Brasília*	269.138.184
		26429 - *Instituto Federal de Goiás*	450.970.516
		26430 - *Instituto Federal do Sertão Pernambucano*	190.798.690
		26431 - *Instituto Federal do Piauí*	508.319.705
		26432 - *Instituto Federal do Paraná*	542.852.368
		26433 - *Instituto Federal do Rio de Janeiro*	417.084.149
		26434 - *Instituto Federal Fluminense*	370.209.449
		26435 - *Instituto Federal do Rio Grande do Norte*	607.737.073
		26436 - *Instituto Federal Sul-rio-grandense*	421.858.901
		26437 - *Instituto Federal de Roraima*	124.098.523
		26438 - *Instituto Federal de Santa Catarina*	587.092.537
		26439 - *Instituto Federal de São Paulo*	989.968.337
		26440 - *Universidade Federal da Fronteira Sul*	280.035.153
		26441 - *Universidade Federal do Oeste do Pará*	194.743.605
		26442 - *Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	148.644.609
		26443 - *Empresa Brasileira de Serviços Hospitalares*	9.410.069.223
		26445 - *Hospital Universitário da UNIFESP*	346.838.567
		26447 - *Universidade Federal do Oeste da Bahia*	117.073.335
		26448 - *Universidade Federal do Sul e Sudeste do Pará*	144.830.796

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
20TP	Ativos Civis da União			**67.478.999.245**
		26449 -	*Universidade Federal do Cariri*	125.190.578
		26450 -	*Universidade Federal do Sul da Bahia*	118.879.763
		26452 -	*Universidade Federal de Catalão*	110.306.791
		26453 -	*Universidade Federal de Jataí*	119.363.909
		26454 -	*Universidade Federal de Rondonópolis*	105.917.563
		26455 -	*Universidade Federal do Delta do Parnaíba*	85.620.372
		26456 -	*Universidade Federal do Agreste de Pernambuco*	73.319.323
		26457 -	*Universidade Federal do Norte do Tocantins*	104.727.949
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**4.901.258.411**
		26101 -	*Ministério da Educação - Administração Direta*	115.434.689
		26104 -	*Instituto Nacional de Educação de Surdos*	6.883.931
		26105 -	*Instituto Benjamin Constant*	4.273.726
		26201 -	*Colégio Pedro II*	35.919.571
		26230 -	*Fundação Universidade Federal do Vale do São Francisco*	13.827.389
		26231 -	*Universidade Federal de Alagoas*	41.028.358
		26232 -	*Universidade Federal da Bahia*	67.036.148
		26233 -	*Universidade Federal do Ceará*	58.058.791
		26234 -	*Universidade Federal do Espírito Santo*	43.063.722
		26235 -	*Universidade Federal de Goiás*	48.113.555
		26236 -	*Universidade Federal Fluminense*	86.872.194
		26237 -	*Universidade Federal de Juiz de Fora*	40.442.711
		26238 -	*Universidade Federal de Minas Gerais*	86.943.972
		26239 -	*Universidade Federal do Pará*	65.684.731
		26240 -	*Universidade Federal da Paraíba*	74.936.064
		26241 -	*Universidade Federal do Paraná*	63.434.732
		26242 -	*Universidade Federal de Pernambuco*	81.559.866
		26243 -	*Universidade Federal do Rio Grande do Norte*	64.387.975
		26244 -	*Universidade Federal do Rio Grande do Sul*	71.856.425
		26245 -	*Universidade Federal do Rio de Janeiro*	147.491.896
		26246 -	*Universidade Federal de Santa Catarina*	64.809.930
		26247 -	*Universidade Federal de Santa Maria*	49.773.379
		26248 -	*Universidade Federal Rural de Pernambuco*	28.833.145
		26249 -	*Universidade Federal Rural do Rio de Janeiro*	36.083.552
		26250 -	*Fundação Universidade Federal de Roraima*	15.727.023
		26251 -	*Fundação Universidade Federal do Tocantins*	20.822.220
		26252 -	*Universidade Federal de Campina Grande*	33.107.199
		26253 -	*Universidade Federal Rural da Amazônia*	15.385.442
		26254 -	*Universidade Federal do Triângulo Mineiro*	19.299.659
		26255 -	*Universidade Federal dos Vales do Jequitinhonha e Mucuri*	20.480.728
		26256 -	*Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	22.062.009
		26257 -	*Centro Federal de Educação Tecnológica de Minas Gerais*	23.127.196
		26258 -	*Universidade Tecnológica Federal do Paraná*	50.701.222
		26260 -	*Universidade Federal de Alfenas*	12.802.065
		26261 -	*Universidade Federal de Itajubá*	12.839.065
		26262 -	*Universidade Federal de São Paulo*	45.412.623
		26263 -	*Universidade Federal de Lavras*	19.483.755
		26264 -	*Universidade Federal Rural do Semi-Árido*	20.264.929
		26266 -	*Fundação Universidade Federal do Pampa*	25.801.186
		26267 -	*Universidade Federal da Integração Latino Americana*	13.064.459

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**4.901.258.411**
		26268 - *Fundação Universidade Federal de Rondônia*	18.334.040
		26269 - *Fundação Universidade do Rio de Janeiro*	20.231.926
		26270 - *Fundação Universidade do Amazonas*	42.209.054
		26271 - *Fundação Universidade de Brasília*	71.522.422
		26272 - *Fundação Universidade Federal do Maranhão*	42.990.988
		26273 - *Fundação Universidade Federal do Rio Grande*	25.286.286
		26274 - *Universidade Federal de Uberlândia*	50.304.997
		26275 - *Fundação Universidade Federal do Acre*	19.410.171
		26276 - *Fundação Universidade Federal de Mato Grosso*	37.075.869
		26277 - *Fundação Universidade Federal de Ouro Preto*	29.028.226
		26278 - *Fundação Universidade Federal de Pelotas*	33.505.444
		26279 - *Fundação Universidade Federal do Piauí*	36.150.849
		26280 - *Fundação Universidade Federal de São Carlos*	34.046.277
		26281 - *Fundação Universidade Federal de Sergipe*	39.627.545
		26282 - *Fundação Universidade Federal de Viçosa*	42.860.364
		26283 - *Fundação Universidade Federal de Mato Grosso do Sul*	43.250.616
		26284 - *Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	8.206.014
		26285 - *Fundação Universidade Federal de São João del-Rei*	20.551.731
		26286 - *Fundação Universidade Federal do Amapá*	15.642.862
		26290 - *Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	4.879.807
		26291 - *Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	5.278.533
		26292 - *Fundação Joaquim Nabuco*	2.369.516
		26294 - *Hospital de Clínicas de Porto Alegre*	96.179.583
		26298 - *Fundo Nacional de Desenvolvimento da Educação*	8.944.856
		26350 - *Fundação Universidade Federal da Grande Dourados*	16.607.846
		26351 - *Universidade Federal do Recôncavo da Bahia*	27.076.466
		26352 - *Fundação Universidade Federal do ABC*	21.982.129
		26358 - *Hospital Universitário Prof. Alberto Antunes*	5.531.686
		26359 - *Complexo Hospitalar e de Saúde da Universidade Federal da Bahia*	8.884.970
		26362 - *Hospital Universitário Walter Cantídio*	7.007.335
		26363 - *Maternidade-Escola Assis Chateaubriand*	3.703.860
		26364 - *Hospital Universitário Cassiano Antônio Morais*	5.401.786
		26365 - *Hospital das Clínicas da Universidade Federal de Goiás*	8.201.960
		26366 - *Hospital Universitário Antonio Pedro*	12.487.472
		26367 - *Hospital Universitário da Universidade Federal de Juiz de Fora*	2.430.400
		26368 - *Hospital das Clínicas da Universidade Federal de Minas Gerais*	13.005.299
		26369 - *Hospital Universitário João de Barros Barreto*	4.250.436
		26370 - *Hospital Universitário Bettina Ferro Souza*	576.992
		26371 - *Hospital Universitário Lauro Wanderley*	6.531.570
		26372 - *Hospital de Clínicas da Universidade Federal do Paraná*	13.774.483
		26373 - *Hospital das Clínicas da Universidade Federal de Pernambuco*	14.080.321
		26374 - *Complexo Hospitalar e de Saúde da Universidade Federal do Rio Grande do Norte*	6.978.546
		26378 - *Complexo Hospitalar e de Saúde da Universidade Federal do Rio de Janeiro*	49.618.507
		26385 - *Hospital Universitário da Universidade Federal da Grande Dourados*	3.881.900
		26386 - *Hospital Universitário Prof. Polydoro Ernani de São Thiago*	10.848.404
		26387 - *Hospital Universitário de Santa Maria*	8.734.207

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**4.901.258.411**
		26388 - *Hospital Universitário Alcides Carneiro*	3.775.382
		26389 - *Hospital de Clínicas da Universidade Federal do Triângulo Mineiro*	5.771.548
		26391 - *Hospital Universitário Gaffree e Guinle*	10.161.947
		26392 - *Hospital Universitário Getúlio Vargas*	3.913.736
		26393 - *Hospital Universitário de Brasília*	5.337.906
		26394 - *Hospital Universitário da Fundação Universidade do Maranhão*	6.173.378
		26395 - *Hospital Universitário Dr. Miguel Riet Corrêa Jr.*	3.303.800
		26396 - *Hospital de Clínicas da Universidade Federal de Uberlândia*	14.440.202
		26397 - *Hospital Júlio Muller*	2.201.653
		26398 - *Hospital das Clínicas da Fundação Universidade Federal de Pelotas*	2.195.659
		26399 - *Hospital Universitário da Fundação Universidade Federal do Piauí*	287.704
		26400 - *Hospital Universitário da Fundação Universidade Federal de Sergipe*	3.938.485
		26402 - *Instituto Federal de Alagoas*	29.509.475
		26403 - *Instituto Federal do Amazonas*	26.454.554
		26404 - *Instituto Federal Baiano*	29.031.450
		26405 - *Instituto Federal do Ceará*	52.416.526
		26406 - *Instituto Federal do Espírito Santo*	41.300.478
		26407 - *Instituto Federal Goiano*	22.292.418
		26408 - *Instituto Federal do Maranhão*	47.884.205
		26409 - *Instituto Federal de Minas Gerais*	30.976.602
		26410 - *Instituto Federal do Norte de Minas Gerais*	19.600.987
		26411 - *Instituto Federal do Sudeste de Minas Gerais*	19.392.045
		26412 - *Instituto Federal do Sul de Minas Gerais*	18.709.747
		26413 - *Instituto Federal do Triângulo Mineiro*	16.303.223
		26414 - *Instituto Federal do Mato Grosso*	30.793.226
		26415 - *Instituto Federal do Mato Grosso do Sul*	17.028.680
		26416 - *Instituto Federal do Pará*	36.286.453
		26417 - *Instituto Federal da Paraíba*	35.464.420
		26418 - *Instituto Federal de Pernambuco*	34.356.703
		26419 - *Instituto Federal do Rio Grande do Sul*	35.428.512
		26420 - *Instituto Federal Farroupilha*	22.469.253
		26421 - *Instituto Federal de Rondônia*	18.845.326
		26422 - *Instituto Federal Catarinense*	28.788.554
		26423 - *Instituto Federal de Sergipe*	20.714.552
		26424 - *Instituto Federal do Tocantins*	21.812.804
		26425 - *Instituto Federal do Acre*	11.987.091
		26426 - *Instituto Federal do Amapá*	9.249.544
		26427 - *Instituto Federal da Bahia*	44.139.590
		26428 - *Instituto Federal de Brasília*	19.331.178
		26429 - *Instituto Federal de Goiás*	29.873.961
		26430 - *Instituto Federal do Sertão Pernambucano*	16.249.095
		26431 - *Instituto Federal do Piauí*	39.223.116
		26432 - *Instituto Federal do Paraná*	38.978.033
		26433 - *Instituto Federal do Rio de Janeiro*	31.902.811
		26434 - *Instituto Federal Fluminense*	26.306.811
		26435 - *Instituto Federal do Rio Grande do Norte*	45.254.519
		26436 - *Instituto Federal Sul-rio-grandense*	30.273.372
		26437 - *Instituto Federal de Roraima*	14.615.465
		26438 - *Instituto Federal de Santa Catarina*	41.370.596
		26439 - *Instituto Federal de São Paulo*	75.216.997
		26440 - *Universidade Federal da Fronteira Sul*	19.760.911
		26441 - *Universidade Federal do Oeste do Pará*	14.684.541

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**4.901.258.411**
		26442 - *Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	12.304.222
		26443 - *Empresa Brasileira de Serviços Hospitalares*	795.377.099
		26445 - *Hospital Universitário da UNIFESP*	27.507.704
		26447 - *Universidade Federal do Oeste da Bahia*	8.513.117
		26448 - *Universidade Federal do Sul e Sudeste do Pará*	9.768.543
		26449 - *Universidade Federal do Cariri*	8.886.155
		26450 - *Universidade Federal do Sul da Bahia*	8.399.150
		26452 - *Universidade Federal de Catalão*	6.562.832
		26453 - *Universidade Federal de Jataí*	7.240.611
		26454 - *Universidade Federal de Rondonópolis*	6.505.410
		26455 - *Universidade Federal do Delta do Parnaíba*	5.761.279
		26456 - *Universidade Federal do Agreste de Pernambuco*	4.743.582
		26457 - *Universidade Federal do Norte do Tocantins*	7.293.700
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**251.358.276**
		26101 - *Ministério da Educação - Administração Direta*	251.358.276
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**12.214.010**
		26101 - *Ministério da Educação - Administração Direta*	2.780.214
		26104 - *Instituto Nacional de Educação de Surdos*	21.600
		26105 - *Instituto Benjamin Constant*	21.600
		26230 - *Fundação Universidade Federal do Vale do São Francisco*	21.600
		26232 - *Universidade Federal da Bahia*	21.600
		26234 - *Universidade Federal do Espírito Santo*	40.000
		26235 - *Universidade Federal de Goiás*	36.000
		26236 - *Universidade Federal Fluminense*	36.241
		26238 - *Universidade Federal de Minas Gerais*	100.000
		26239 - *Universidade Federal do Pará*	60.000
		26241 - *Universidade Federal do Paraná*	350.000
		26244 - *Universidade Federal do Rio Grande do Sul*	21.600
		26245 - *Universidade Federal do Rio de Janeiro*	21.600
		26246 - *Universidade Federal de Santa Catarina*	21.600
		26247 - *Universidade Federal de Santa Maria*	21.600
		26248 - *Universidade Federal Rural de Pernambuco*	21.600
		26250 - *Fundação Universidade Federal de Roraima*	21.600
		26252 - *Universidade Federal de Campina Grande*	150.000
		26255 - *Universidade Federal dos Vales do Jequitinhonha e Mucuri*	41.400
		26256 - *Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	21.600
		26257 - *Centro Federal de Educação Tecnológica de Minas Gerais*	21.600
		26258 - *Universidade Tecnológica Federal do Paraná*	151.200
		26260 - *Universidade Federal de Alfenas*	21.600
		26261 - *Universidade Federal de Itajubá*	64.704
		26263 - *Universidade Federal de Lavras*	25.000
		26266 - *Fundação Universidade Federal do Pampa*	50.000
		26268 - *Fundação Universidade Federal de Rondônia*	21.600
		26269 - *Fundação Universidade do Rio de Janeiro*	21.600
		26270 - *Fundação Universidade do Amazonas*	21.600
		26272 - *Fundação Universidade Federal do Maranhão*	21.600
		26275 - *Fundação Universidade Federal do Acre*	21.600
		26276 - *Fundação Universidade Federal de Mato Grosso*	60.000

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**

216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**12.214.010**
	26277 -	*Fundação Universidade Federal de Ouro Preto*	21.721
	26278 -	*Fundação Universidade Federal de Pelotas*	40.000
	26279 -	*Fundação Universidade Federal do Piauí*	21.600
	26281 -	*Fundação Universidade Federal de Sergipe*	21.600
	26282 -	*Fundação Universidade Federal de Viçosa*	60.318
	26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	21.671
	26285 -	*Fundação Universidade Federal de São João del-Rei*	55.000
	26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	651.000
	26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	290.583
	26292 -	*Fundação Joaquim Nabuco*	21.600
	26298 -	*Fundo Nacional de Desenvolvimento da Educação*	122.616
	26350 -	*Fundação Universidade Federal da Grande Dourados*	25.800
	26351 -	*Universidade Federal do Recôncavo da Bahia*	40.000
	26352 -	*Fundação Universidade Federal do ABC*	21.600
	26402 -	*Instituto Federal de Alagoas*	100.000
	26403 -	*Instituto Federal do Amazonas*	64.800
	26404 -	*Instituto Federal Baiano*	150.000
	26405 -	*Instituto Federal do Ceará*	21.600
	26406 -	*Instituto Federal do Espírito Santo*	150.000
	26407 -	*Instituto Federal Goiano*	400.000
	26408 -	*Instituto Federal do Maranhão*	96.000
	26409 -	*Instituto Federal de Minas Gerais*	420.842
	26410 -	*Instituto Federal do Norte de Minas Gerais*	240.388
	26411 -	*Instituto Federal do Sudeste de Minas Gerais*	180.000
	26412 -	*Instituto Federal do Sul de Minas Gerais*	435.000
	26413 -	*Instituto Federal do Triângulo Mineiro*	148.666
	26414 -	*Instituto Federal do Mato Grosso*	170.000
	26416 -	*Instituto Federal do Pará*	21.600
	26417 -	*Instituto Federal da Paraíba*	130.000
	26418 -	*Instituto Federal de Pernambuco*	70.000
	26419 -	*Instituto Federal do Rio Grande do Sul*	280.000
	26420 -	*Instituto Federal Farroupilha*	336.000
	26421 -	*Instituto Federal de Rondônia*	290.000
	26422 -	*Instituto Federal Catarinense*	285.000
	26423 -	*Instituto Federal de Sergipe*	21.600
	26424 -	*Instituto Federal do Tocantins*	100.000
	26425 -	*Instituto Federal do Acre*	50.000
	26426 -	*Instituto Federal do Amapá*	21.600
	26427 -	*Instituto Federal da Bahia*	150.000
	26429 -	*Instituto Federal de Goiás*	80.000
	26430 -	*Instituto Federal do Sertão Pernambucano*	42.000
	26431 -	*Instituto Federal do Piauí*	21.600
	26432 -	*Instituto Federal do Paraná*	110.000
	26433 -	*Instituto Federal do Rio de Janeiro*	42.654
	26434 -	*Instituto Federal Fluminense*	80.000
	26436 -	*Instituto Federal Sul-rio-grandense*	21.600
	26438 -	*Instituto Federal de Santa Catarina*	432.712
	26439 -	*Instituto Federal de São Paulo*	340.000
	26440 -	*Universidade Federal da Fronteira Sul*	129.280
	26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	129.600

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**12.214.010**
		26443 - *Empresa Brasileira de Serviços Hospitalares*	450.000
		26447 - *Universidade Federal do Oeste da Bahia*	64.800
		26448 - *Universidade Federal do Sul e Sudeste do Pará*	50.000
		26450 - *Universidade Federal do Sul da Bahia*	27.600
		26452 - *Universidade Federal de Catalão*	21.600
		26453 - *Universidade Federal de Jataí*	24.000
		26454 - *Universidade Federal de Rondonópolis*	21.600
		26456 - *Universidade Federal do Agreste de Pernambuco*	21.600
		26457 - *Universidade Federal do Norte do Tocantins*	21.600
4000	Estudos, Pesquisas e Avaliações de Políticas Educacionais		**9.260.126**
		26290 - *Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	8.260.126
		26292 - *Fundação Joaquim Nabuco*	1.000.000
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação		**60.550.715**
		26101 - *Ministério da Educação - Administração Direta*	985.707
		26104 - *Instituto Nacional de Educação de Surdos*	235.000
		26105 - *Instituto Benjamin Constant*	110.000
		26201 - *Colégio Pedro II*	600.000
		26230 - *Fundação Universidade Federal do Vale do São Francisco*	290.000
		26231 - *Universidade Federal de Alagoas*	600.000
		26232 - *Universidade Federal da Bahia*	588.722
		26233 - *Universidade Federal do Ceará*	921.941
		26234 - *Universidade Federal do Espírito Santo*	550.000
		26235 - *Universidade Federal de Goiás*	200.000
		26236 - *Universidade Federal Fluminense*	792.473
		26237 - *Universidade Federal de Juiz de Fora*	1.650.522
		26238 - *Universidade Federal de Minas Gerais*	500.000
		26239 - *Universidade Federal do Pará*	1.148.810
		26240 - *Universidade Federal da Paraíba*	200.000
		26241 - *Universidade Federal do Paraná*	400.000
		26242 - *Universidade Federal de Pernambuco*	475.000
		26243 - *Universidade Federal do Rio Grande do Norte*	1.000.000
		26244 - *Universidade Federal do Rio Grande do Sul*	200.000
		26245 - *Universidade Federal do Rio de Janeiro*	1.390.108
		26246 - *Universidade Federal de Santa Catarina*	350.000
		26247 - *Universidade Federal de Santa Maria*	200.000
		26248 - *Universidade Federal Rural de Pernambuco*	221.372
		26249 - *Universidade Federal Rural do Rio de Janeiro*	724.080
		26250 - *Fundação Universidade Federal de Roraima*	157.000
		26251 - *Fundação Universidade Federal do Tocantins*	161.000
		26252 - *Universidade Federal de Campina Grande*	100.000
		26253 - *Universidade Federal Rural da Amazônia*	100.000
		26254 - *Universidade Federal do Triângulo Mineiro*	345.000
		26255 - *Universidade Federal dos Vales do Jequitinhonha e Mucuri*	220.000
		26256 - *Centro Federal de Educação Tecnológica Celso Suckow da Fonseca*	657.380
		26257 - *Centro Federal de Educação Tecnológica de Minas Gerais*	800.000
		26260 - *Universidade Federal de Alfenas*	400.000
		26261 - *Universidade Federal de Itajubá*	100.000
		26262 - *Universidade Federal de São Paulo*	136.158
		26263 - *Universidade Federal de Lavras*	200.000

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação			**60.550.715**
		26264 -	*Universidade Federal Rural do Semi-Árido*	212.000
		26266 -	*Fundação Universidade Federal do Pampa*	176.657
		26267 -	*Universidade Federal da Integração Latino Americana*	150.000
		26268 -	*Fundação Universidade Federal de Rondônia*	350.000
		26269 -	*Fundação Universidade do Rio de Janeiro*	498.000
		26270 -	*Fundação Universidade do Amazonas*	300.833
		26271 -	*Fundação Universidade de Brasília*	1.004.365
		26272 -	*Fundação Universidade Federal do Maranhão*	200.000
		26273 -	*Fundação Universidade Federal do Rio Grande*	100.000
		26274 -	*Universidade Federal de Uberlândia*	500.000
		26275 -	*Fundação Universidade Federal do Acre*	300.000
		26276 -	*Fundação Universidade Federal de Mato Grosso*	140.000
		26277 -	*Fundação Universidade Federal de Ouro Preto*	793.936
		26278 -	*Fundação Universidade Federal de Pelotas*	300.000
		26279 -	*Fundação Universidade Federal do Piauí*	200.000
		26280 -	*Fundação Universidade Federal de São Carlos*	300.000
		26281 -	*Fundação Universidade Federal de Sergipe*	200.000
		26282 -	*Fundação Universidade Federal de Viçosa*	109.000
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	150.000
		26284 -	*Fundação Universidade Federal de Ciências da Saúde de Porto Alegre*	150.000
		26285 -	*Fundação Universidade Federal de São João del-Rei*	360.000
		26286 -	*Fundação Universidade Federal do Amapá*	550.000
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	900.000
		26291 -	*Fundação Coordenação de Aperfeiçoamento de Pessoal de Nível Superior*	964.149
		26292 -	*Fundação Joaquim Nabuco*	170.000
		26294 -	*Hospital de Clínicas de Porto Alegre*	1.000.000
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	2.198.150
		26350 -	*Fundação Universidade Federal da Grande Dourados*	110.000
		26351 -	*Universidade Federal do Recôncavo da Bahia*	150.000
		26352 -	*Fundação Universidade Federal do ABC*	100.000
		26403 -	*Instituto Federal do Amazonas*	300.000
		26404 -	*Instituto Federal Baiano*	700.000
		26405 -	*Instituto Federal do Ceará*	985.707
		26406 -	*Instituto Federal do Espírito Santo*	500.000
		26407 -	*Instituto Federal Goiano*	1.494.613
		26408 -	*Instituto Federal do Maranhão*	1.853.476
		26409 -	*Instituto Federal de Minas Gerais*	693.066
		26410 -	*Instituto Federal do Norte de Minas Gerais*	1.529.638
		26411 -	*Instituto Federal do Sudeste de Minas Gerais*	368.200
		26412 -	*Instituto Federal do Sul de Minas Gerais*	790.043
		26413 -	*Instituto Federal do Triângulo Mineiro*	629.508
		26414 -	*Instituto Federal do Mato Grosso*	1.482.782
		26415 -	*Instituto Federal do Mato Grosso do Sul*	550.000
		26416 -	*Instituto Federal do Pará*	900.000
		26417 -	*Instituto Federal da Paraíba*	1.339.637
		26418 -	*Instituto Federal de Pernambuco*	900.000
		26419 -	*Instituto Federal do Rio Grande do Sul*	1.183.719
		26420 -	*Instituto Federal Farroupilha*	410.000

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação			**60.550.715**
		26421 -	*Instituto Federal de Rondônia*	1.683.983
		26422 -	*Instituto Federal Catarinense*	536.238
		26423 -	*Instituto Federal de Sergipe*	100.000
		26424 -	*Instituto Federal do Tocantins*	600.000
		26425 -	*Instituto Federal do Acre*	270.000
		26426 -	*Instituto Federal do Amapá*	500.000
		26427 -	*Instituto Federal da Bahia*	509.216
		26428 -	*Instituto Federal de Brasília*	412.821
		26429 -	*Instituto Federal de Goiás*	350.000
		26430 -	*Instituto Federal do Sertão Pernambucano*	350.000
		26431 -	*Instituto Federal do Piauí*	300.000
		26432 -	*Instituto Federal do Paraná*	250.000
		26433 -	*Instituto Federal do Rio de Janeiro*	950.000
		26434 -	*Instituto Federal Fluminense*	985.707
		26435 -	*Instituto Federal do Rio Grande do Norte*	1.436.444
		26436 -	*Instituto Federal Sul-rio-grandense*	350.000
		26437 -	*Instituto Federal de Roraima*	537.829
		26438 -	*Instituto Federal de Santa Catarina*	428.699
		26439 -	*Instituto Federal de São Paulo*	600.000
		26440 -	*Universidade Federal da Fronteira Sul*	190.000
		26441 -	*Universidade Federal do Oeste do Pará*	400.000
		26442 -	*Universidade da Integração Internacional da Lusofonia Afro-Brasileira*	50.000
		26443 -	*Empresa Brasileira de Serviços Hospitalares*	50.000
		26447 -	*Universidade Federal do Oeste da Bahia*	90.000
		26448 -	*Universidade Federal do Sul e Sudeste do Pará*	150.000
		26449 -	*Universidade Federal do Cariri*	177.026
		26450 -	*Universidade Federal do Sul da Bahia*	400.000
		26452 -	*Universidade Federal de Catalão*	30.000
		26453 -	*Universidade Federal de Jataí*	120.000
		26454 -	*Universidade Federal de Rondonópolis*	345.000
		26455 -	*Universidade Federal do Delta do Parnaíba*	100.000
		26456 -	*Universidade Federal do Agreste de Pernambuco*	150.000
		26457 -	*Universidade Federal do Norte do Tocantins*	190.000
4641	Publicidade de Utilidade Pública			**109.326.597**
		26101 -	*Ministério da Educação - Administração Direta*	100.024.348
		26283 -	*Fundação Universidade Federal de Mato Grosso do Sul*	12.131
		26290 -	*Instituto Nacional de Estudos e Pesquisas Educacionais Anísio Teixeira*	6.487.166
		26298 -	*Fundo Nacional de Desenvolvimento da Educação*	1.344.705
		26350 -	*Fundação Universidade Federal da Grande Dourados*	100.000
		26407 -	*Instituto Federal Goiano*	300.000
		26415 -	*Instituto Federal do Mato Grosso do Sul*	200.000
		26422 -	*Instituto Federal Catarinense*	160.000
		26432 -	*Instituto Federal do Paraná*	100.000
		26438 -	*Instituto Federal de Santa Catarina*	598.247
6294	Promoção de Ações para o Desenvolvimento Local Sustentável			**110.000**
		26292 -	*Fundação Joaquim Nabuco*	110.000

Órgão: *28000 Ministério do Desenvolvimento, Indústria, Comércio e Serviços* ***Valor LOA:*** *1.416.649.160*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**283.036.293**
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	149.704.023

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** — Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**283.036.293**
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	133.195.572
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	136.698
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**134.310.670**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	25.131.133
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	45.708.908
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	46.110.570
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	17.360.059
2000	Administração da Unidade			**211.375.396**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	51.198.463
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	110.776.933
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	49.400.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**7.971.552**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	1.024.224
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	2.844.624
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	3.163.116
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	939.588
20AP	Serviços de Auditoria e Controle			**79.575**
		28904 -	*Fundo de Garantia para Promoção da Competitividade - FGPC*	79.575
20TP	Ativos Civis da União			**743.771.905**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	205.377.530
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	177.288.928
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	256.234.992
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	104.870.455
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**35.228.365**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	6.309.155
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	8.414.499
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	13.688.549
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	6.816.162
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**875.404**
		28101 -	*Ministério do Desenvolvimento, Indústria, Comércio e Serviços - Administração Direta*	300.000
		28202 -	*Instituto Nacional de Metrologia, Qualidade e Tecnologia - Inmetro*	420.000
		28203 -	*Instituto Nacional da Propriedade Industrial - INPI*	55.404
		28233 -	*Superintendência da Zona Franca de Manaus - SUFRAMA*	100.000

Órgão: *30000 Ministério da Justiça e Segurança Pública* — ***Valor LOA:*** *19.616.409.662*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**5.601.104.183**
		30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	145.171.971
		30107 -	*Departamento de Polícia Rodoviária Federal*	2.335.796.828
		30108 -	*Departamento de Polícia Federal*	3.119.110.025
		30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	1.011.238

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** — Valor do Programa Constante da LOA: **402.349.545.738**

0181 Aposentadorias e Pensões Civis da União			**5.601.104.183**
	30212 -	*Agência Nacional de Proteção de Dados - ANPD*	14.121
09HB Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**1.862.215.969**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	87.029.728
	30107 -	*Departamento de Polícia Rodoviária Federal*	726.425.704
	30108 -	*Departamento de Polícia Federal*	1.047.838.263
	30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	823.712
	30212 -	*Agência Nacional de Proteção de Dados - ANPD*	98.562
2000 Administração da Unidade			**1.479.450.576**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	202.800.379
	30107 -	*Departamento de Polícia Rodoviária Federal*	277.208.837
	30108 -	*Departamento de Polícia Federal*	866.204.927
	30907 -	*Fundo Penitenciário Nacional*	133.236.433
2004 Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**127.974.824**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	10.102.077
	30107 -	*Departamento de Polícia Rodoviária Federal*	63.307.376
	30108 -	*Departamento de Polícia Federal*	54.315.975
	30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	247.584
	30212 -	*Agência Nacional de Proteção de Dados - ANPD*	1.812
20TP Ativos Civis da União			**9.964.854.273**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	544.784.083
	30107 -	*Departamento de Polícia Rodoviária Federal*	3.772.775.226
	30108 -	*Departamento de Polícia Federal*	5.626.057.784
	30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	15.791.862
	30212 -	*Agência Nacional de Proteção de Dados - ANPD*	5.445.318
212B Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**460.655.807**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	40.097.515
	30107 -	*Departamento de Polícia Rodoviária Federal*	186.924.462
	30108 -	*Departamento de Polícia Federal*	229.222.651
	30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	1.193.019
	30212 -	*Agência Nacional de Proteção de Dados - ANPD*	3.218.160
216H Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**47.529.891**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	1.853.476
	30107 -	*Departamento de Polícia Rodoviária Federal*	662.400
	30108 -	*Departamento de Polícia Federal*	43.039.890
	30211 -	*Conselho Administrativo de Defesa Econômica - Cade*	324.125
	30212 -	*Agência Nacional de Proteção de Dados - ANPD*	150.000
	30907 -	*Fundo Penitenciário Nacional*	1.500.000
21EP Retribuição no Exterior			**39.311.988**
	30107 -	*Departamento de Polícia Rodoviária Federal*	634.216
	30108 -	*Departamento de Polícia Federal*	38.677.772
4641 Publicidade de Utilidade Pública			**33.312.151**
	30101 -	*Ministério da Justiça e Segurança Pública - Administração Direta*	1.000
	30107 -	*Departamento de Polícia Rodoviária Federal*	100.004
	30912 -	*Fundo Nacional Antidrogas*	33.211.147

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** — Valor do Programa Constante da LOA: **402.349.545.738**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *3.090.049.945*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**346.520.471**
		32101 - *Ministério de Minas e Energia - Administração Direta*	106.220.617
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	27.719.480
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	10.732.395
		32396 - *Agência Nacional de Mineração - ANM*	146.830.964
		32401 - *Autoridade Nacional de Segurança Nuclear - ANSN*	55.017.015
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**128.305.859**
		32101 - *Ministério de Minas e Energia - Administração Direta*	3.704.471
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	39.833.765
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	25.937.764
		32396 - *Agência Nacional de Mineração - ANM*	38.442.711
		32401 - *Autoridade Nacional de Segurança Nuclear - ANSN*	20.387.148
2000	Administração da Unidade		**352.134.129**
		32101 - *Ministério de Minas e Energia - Administração Direta*	45.059.501
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	30.500.000
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	119.542.666
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	62.446.258
		32314 - *Empresa de Pesquisa Energética - EPE*	26.063.174
		32396 - *Agência Nacional de Mineração - ANM*	54.375.870
		32401 - *Autoridade Nacional de Segurança Nuclear - ANSN*	14.146.660
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**76.986.321**
		32101 - *Ministério de Minas e Energia - Administração Direta*	3.234.672
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	29.547.127
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	3.565.908
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	2.200.008
		32314 - *Empresa de Pesquisa Energética - EPE*	3.643.257
		32396 - *Agência Nacional de Mineração - ANM*	3.797.707
		32398 - *Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	27.551.217
		32401 - *Autoridade Nacional de Segurança Nuclear - ANSN*	3.446.425
20TP	Ativos Civis da União		**2.008.667.907**
		32101 - *Ministério de Minas e Energia - Administração Direta*	85.825.942
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	559.591.408
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	285.781.142
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	215.621.204
		32314 - *Empresa de Pesquisa Energética - EPE*	169.654.241
		32396 - *Agência Nacional de Mineração - ANM*	253.100.393
		32398 - *Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	335.492.082
		32401 - *Autoridade Nacional de Segurança Nuclear - ANSN*	103.601.495
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**108.558.097**
		32101 - *Ministério de Minas e Energia - Administração Direta*	8.900.183
		32202 - *Companhia de Pesquisa de Recursos Minerais - CPRM*	23.439.826
		32265 - *Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	10.147.700
		32266 - *Agência Nacional de Energia Elétrica - ANEEL*	8.373.602

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**108.558.097**
		32314 -	*Empresa de Pesquisa Energética - EPE*	8.240.699
		32396 -	*Agência Nacional de Mineração - ANM*	14.904.886
		32398 -	*Nuclebrás Equipamentos Pesados S.A. - NUCLEP*	29.386.214
		32401 -	*Autoridade Nacional de Segurança Nuclear - ANSN*	5.164.987
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**2.555.000**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	800.000
		32265 -	*Agência Nacional do Petróleo, Gás Natural e Biocombustíveis - ANP*	250.000
		32266 -	*Agência Nacional de Energia Elétrica - ANEEL*	265.000
		32314 -	*Empresa de Pesquisa Energética - EPE*	600.000
		32396 -	*Agência Nacional de Mineração - ANM*	580.000
		32401 -	*Autoridade Nacional de Segurança Nuclear - ANSN*	60.000
218T	Manutenção e Operação da Infraestrutura de Tecnologia da Informação			**19.282.425**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	19.282.425
21F6	Modernização e Gestão dos Recursos de Tecnologia da Informação, Comunicação e Inovação Institucional			**21.531.928**
		32396 -	*Agência Nacional de Mineração - ANM*	21.531.928
21HF	Recuperação Ambiental da Bacia Carbonífera de Santa Catarina			**14.855.166**
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	14.855.166
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação			**2.112.000**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	600.000
		32266 -	*Agência Nacional de Energia Elétrica - ANEEL*	1.512.000
4641	Publicidade de Utilidade Pública			**8.540.642**
		32101 -	*Ministério de Minas e Energia - Administração Direta*	8.340.642
		32202 -	*Companhia de Pesquisa de Recursos Minerais - CPRM*	200.000

Órgão: *33000 Ministério da Previdência Social* ***Valor LOA:*** *13.133.975.962*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**6.620.156.238**
		33101 -	*Ministério da Previdência Social - Administração Direta*	129.726
		33201 -	*Instituto Nacional do Seguro Social*	6.615.667.025
		33206 -	*Superintendência Nacional de Previdência Complementar*	4.359.487
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**966.041.240**
		33101 -	*Ministério da Previdência Social - Administração Direta*	258.886.029
		33201 -	*Instituto Nacional do Seguro Social*	704.435.101
		33206 -	*Superintendência Nacional de Previdência Complementar*	2.720.110
2000	Administração da Unidade			**231.363.703**
		33101 -	*Ministério da Previdência Social - Administração Direta*	108.833.200
		33201 -	*Instituto Nacional do Seguro Social*	101.264.507
		33206 -	*Superintendência Nacional de Previdência Complementar*	21.265.996
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**112.685.460**
		33101 -	*Ministério da Previdência Social - Administração Direta*	4.085.376
		33201 -	*Instituto Nacional do Seguro Social*	108.326.424
		33206 -	*Superintendência Nacional de Previdência Complementar*	273.660
20TP	Ativos Civis da União			**4.675.480.102**
		33101 -	*Ministério da Previdência Social - Administração Direta*	1.250.977.278

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
20TP	Ativos Civis da União		**4.675.480.102**
		33201 - *Instituto Nacional do Seguro Social*	3.395.872.957
		33206 - *Superintendência Nacional de Previdência Complementar*	28.629.867
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**319.301.647**
		33101 - *Ministério da Previdência Social - Administração Direta*	42.733.999
		33201 - *Instituto Nacional do Seguro Social*	275.419.034
		33206 - *Superintendência Nacional de Previdência Complementar*	1.148.614
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**1.836.986**
		33101 - *Ministério da Previdência Social - Administração Direta*	977.500
		33201 - *Instituto Nacional do Seguro Social*	500.000
		33206 - *Superintendência Nacional de Previdência Complementar*	359.486
21BX	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União		**200.000.000**
		33201 - *Instituto Nacional do Seguro Social*	200.000.000
21FS	Gestão das Políticas de Previdência Social		**1.550.158**
		33101 - *Ministério da Previdência Social - Administração Direta*	1.550.158
4641	Publicidade de Utilidade Pública		**5.560.428**
		33101 - *Ministério da Previdência Social - Administração Direta*	5.560.428

Órgão: *35000 Ministério das Relações Exteriores* ***Valor LOA:*** *4.189.279.437*

Ação	Título	Unidade Orçamentária	Valor
00PK	Indenizações a Servidores Civis e Militares em Serviço no Exterior		**87.854.753**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	87.854.753
0181	Aposentadorias e Pensões Civis da União		**524.801.028**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	524.786.907
		35201 - *Fundação Alexandre de Gusmão*	14.121
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**196.115.571**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	194.921.485
		35201 - *Fundação Alexandre de Gusmão*	1.194.086
2000	Administração da Unidade		**392.988.474**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	392.988.474
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**395.188.119**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	395.102.967
		35201 - *Fundação Alexandre de Gusmão*	85.152
20TP	Ativos Civis da União		**421.493.863**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	413.159.688
		35201 - *Fundação Alexandre de Gusmão*	8.334.175
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**589.546.377**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	588.978.090
		35201 - *Fundação Alexandre de Gusmão*	568.287
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**380.912.049**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	380.912.049
21EP	Retribuição no Exterior		**1.200.379.203**
		35101 - *Ministério das Relações Exteriores - Administração Direta*	1.200.379.203

Órgão: *36000 Ministério da Saúde* ***Valor LOA:*** *26.313.498.083*

Ação	Título	Unidade Orçamentária	Valor

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
0181	Aposentadorias e Pensões Civis da União			**13.414.839.874**
		36201 -	*Fundação Oswaldo Cruz*	532.242.175
		36211 -	*Fundação Nacional de Saúde*	1.785.313.305
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	250.295.434
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	13.401.703
		36901 -	*Fundo Nacional de Saúde*	10.833.587.257
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**1.200.897.330**
		36201 -	*Fundação Oswaldo Cruz*	255.864.368
		36211 -	*Fundação Nacional de Saúde*	20.033.709
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	80.453.688
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	40.864.480
		36901 -	*Fundo Nacional de Saúde*	803.681.085
2000	Administração da Unidade			**1.126.350.791**
		36201 -	*Fundação Oswaldo Cruz*	131.704.025
		36211 -	*Fundação Nacional de Saúde*	121.008.047
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	145.766.443
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	74.659.592
		36901 -	*Fundo Nacional de Saúde*	653.212.684
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**338.551.802**
		36201 -	*Fundação Oswaldo Cruz*	15.388.848
		36211 -	*Fundação Nacional de Saúde*	33.019.020
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	7.724.666
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	1.232.040
		36901 -	*Fundo Nacional de Saúde*	281.187.228
20TP	Ativos Civis da União			**9.062.614.238**
		36201 -	*Fundação Oswaldo Cruz*	1.178.293.887
		36210 -	*Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	2.340.334.576
		36211 -	*Fundação Nacional de Saúde*	121.585.463
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	547.149.120
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	204.579.205
		36901 -	*Fundo Nacional de Saúde*	4.670.671.987
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**885.481.270**
		36201 -	*Fundação Oswaldo Cruz*	56.907.079
		36210 -	*Hospital Nossa Senhora da Conceição S.A. - CONCEIÇÃO*	215.179.863
		36211 -	*Fundação Nacional de Saúde*	14.759.122
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	18.943.676
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	7.867.148
		36901 -	*Fundo Nacional de Saúde*	571.824.382
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**5.557.608**
		36211 -	*Fundação Nacional de Saúde*	300.000
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	520.265
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	289.000
		36901 -	*Fundo Nacional de Saúde*	4.448.343
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação			**12.490.002**
		36211 -	*Fundação Nacional de Saúde*	2.131.499
		36212 -	*Agência Nacional de Vigilância Sanitária - ANVISA*	2.725.000
		36213 -	*Agência Nacional de Saúde Suplementar - ANS*	1.100.000

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação			**12.490.002**
		36901 -	*Fundo Nacional de Saúde*	6.533.503
4641	Publicidade de Utilidade Pública			**266.715.168**
		36211 -	*Fundação Nacional de Saúde*	1.390.108
		36901 -	*Fundo Nacional de Saúde*	265.325.060

Órgão: *37000 Controladoria-Geral da União* ***Valor LOA:*** *1.502.508.738*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**355.320.538**
		37101 -	*Controladoria-Geral da União - Administração Direta*	355.320.538
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**146.415.905**
		37101 -	*Controladoria-Geral da União - Administração Direta*	146.415.905
169D	Construção do Edifício-Sede da CGU no Distrito Federal			**985.707**
		37101 -	*Controladoria-Geral da União - Administração Direta*	985.707
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**6.908.544**
		37101 -	*Controladoria-Geral da União - Administração Direta*	6.908.544
20TP	Ativos Civis da União			**964.176.634**
		37101 -	*Controladoria-Geral da União - Administração Direta*	964.176.634
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**27.801.410**
		37101 -	*Controladoria-Geral da União - Administração Direta*	27.801.410
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**900.000**
		37101 -	*Controladoria-Geral da União - Administração Direta*	900.000

Órgão: *39000 Ministério dos Transportes* ***Valor LOA:*** *3.653.304.899*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**344.222.831**
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	35.087.455
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	309.135.376
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**152.495.026**
		39101 -	*Ministério dos Transportes - Administração Direta*	8.324.825
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	43.560.567
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	100.609.634
15P7	Modernização e Ampliação da Infraestrutura de Tecnologia da Informação			**11.686.672**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	11.686.672
168T	Aquisição de imóvel para o funcionamento da Superintendência Regional do DNIT no Estado de Minas Gerais/MG			**15.732.059**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	15.732.059
168Z	Programa de Gestão Proativa, Segura e Resiliente de Rodovias no Brasil			**4.633.690**
		39101 -	*Ministério dos Transportes - Administração Direta*	4.633.690
1D48	Modernização do Departamento Nacional de Infraestrutura de Transportes			**4.494.874**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	4.494.874
2000	Administração da Unidade			**637.933.681**
		39101 -	*Ministério dos Transportes - Administração Direta*	115.443.039
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	60.811.003
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	77.993.705

Programa de Gestão e Manutenção

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** — Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária		Valor
2000	Administração da Unidade			**637.933.681**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	381.185.934
		39905 -	*Fundo Nacional de Segurança e Educação do Trânsito - FUNSET*	2.500.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**17.506.966**
		39101 -	*Ministério dos Transportes - Administração Direta*	1.384.080
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	5.770.792
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	2.355.936
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	7.996.158
20TP	Ativos Civis da União			**1.223.773.781**
		39101 -	*Ministério dos Transportes - Administração Direta*	144.074.974
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	208.402.649
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	269.118.983
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	602.177.175
20UC	Estudos, Projetos e Planejamento de Infraestrutura de Transportes			**398.874.154**
		39101 -	*Ministério dos Transportes - Administração Direta*	71.816.704
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	121.017.753
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	206.039.697
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**62.642.108**
		39101 -	*Ministério dos Transportes - Administração Direta*	12.504.615
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	9.217.941
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	12.665.473
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	28.254.079
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**2.265.295**
		39101 -	*Ministério dos Transportes - Administração Direta*	979.663
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	805.632
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	480.000
218S	Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura			**520.826.699**
		39101 -	*Ministério dos Transportes - Administração Direta*	18.534.759
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	502.291.940
218T	Manutenção e Operação da Infraestrutura de Tecnologia da Informação			**215.048.614**
		39101 -	*Ministério dos Transportes - Administração Direta*	22.550.883
		39207 -	*VALEC - Engenharia, Construções e Ferrovias S.A.*	47.961.179
		39250 -	*Agência Nacional de Transportes Terrestres - ANTT*	59.254.631
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	65.281.921
		39905 -	*Fundo Nacional de Segurança e Educação do Trânsito - FUNSET*	20.000.000
4641	Publicidade de Utilidade Pública			**22.633.690**
		39101 -	*Ministério dos Transportes - Administração Direta*	4.633.690
		39905 -	*Fundo Nacional de Segurança e Educação do Trânsito - FUNSET*	18.000.000
869V	Manutenção e Gestão dos Ativos Ferroviários			**18.534.759**
		39252 -	*Departamento Nacional de Infraestrutura de Transportes - DNIT*	18.534.759

Órgão: *40000 Ministério do Trabalho e Emprego* — ***Valor LOA:*** *2.114.233.880*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**68.513.345**

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

0181	Aposentadorias e Pensões Civis da União			**68.513.345**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	1.278.741
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	67.234.604
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**192.912.064**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	185.582.935
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	7.329.129
2000	Administração da Unidade			**137.212.403**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	123.459.364
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	13.753.039
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**12.817.332**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	12.228.636
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	588.696
20TP	Ativos Civis da União			**1.174.288.812**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	1.134.675.942
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	39.612.870
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**69.484.523**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	67.379.145
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	2.105.378
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**2.260.978**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	1.960.978
		40203 -	*Fundação Jorge Duprat Figueiredo de Segurança e Medicina do Trabalho*	300.000
21AX	Gestão das Políticas de Trabalho			**87.814.182**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	87.814.182
21BX	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União			**254.008.620**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	254.008.620
4641	Publicidade de Utilidade Pública			**17.651.692**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	17.651.692
4815	Funcionamento das Unidades Descentralizadas			**97.269.929**
		40101 -	*Ministério do Trabalho e Emprego - Administração Direta*	97.269.929

Órgão: *41000 Ministério das Comunicações* ***Valor LOA:*** *1.975.186.041*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**765.547.137**
		41101 -	*Ministério das Comunicações - Administração Direta*	725.358.674
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	40.188.463
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**74.686.230**
		41101 -	*Ministério das Comunicações - Administração Direta*	9.669.677
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	65.016.553
2000	Administração da Unidade			**328.941.842**
		41101 -	*Ministério das Comunicações - Administração Direta*	125.214.682
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	203.727.160
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**8.316.053**
		41101 -	*Ministério das Comunicações - Administração Direta*	4.109.137

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**8.316.053**
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	4.206.916
20TP	Ativos Civis da União			**517.437.349**
		41101 -	*Ministério das Comunicações - Administração Direta*	87.967.108
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	429.470.241
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**24.919.976**
		41101 -	*Ministério das Comunicações - Administração Direta*	8.292.340
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	16.627.636
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.100.000**
		41101 -	*Ministério das Comunicações - Administração Direta*	400.000
		41231 -	*Agência Nacional de Telecomunicações - ANATEL*	700.000
21I3	Manutenção de Contrato de Gestão com a Telecomunicações Brasileiras S.A. – Telebrás			**237.556.171**
		41101 -	*Ministério das Comunicações - Administração Direta*	237.556.171
4641	Publicidade de Utilidade Pública			**16.681.283**
		41101 -	*Ministério das Comunicações - Administração Direta*	16.681.283

Órgão: *42000 Ministério da Cultura* ***Valor LOA:*** *1.268.684.005*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**304.333.670**
		42101 -	*Ministério da Cultura - Administração Direta*	44.295.108
		42201 -	*Fundação Casa de Rui Barbosa*	26.320.423
		42202 -	*Fundação Biblioteca Nacional - BN*	44.348.624
		42203 -	*Fundação Cultural Palmares*	2.864.592
		42204 -	*Instituto do Patrimônio Histórico e Artístico Nacional*	111.813.614
		42205 -	*Fundação Nacional de Artes*	36.206.449
		42206 -	*Agência Nacional do Cinema - ANCINE*	3.143.301
		42207 -	*Instituto Brasileiro de Museus*	35.341.559
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**66.108.470**
		42101 -	*Ministério da Cultura - Administração Direta*	7.998.440
		42201 -	*Fundação Casa de Rui Barbosa*	3.665.888
		42202 -	*Fundação Biblioteca Nacional - BN*	5.808.559
		42203 -	*Fundação Cultural Palmares*	799.328
		42204 -	*Instituto do Patrimônio Histórico e Artístico Nacional*	20.034.592
		42205 -	*Fundação Nacional de Artes*	3.400.147
		42206 -	*Agência Nacional do Cinema - ANCINE*	16.362.279
		42207 -	*Instituto Brasileiro de Museus*	8.039.237
155V	Aquisição do Imóvel do Escritório Central da Agência Nacional do Cinema - ANCINE			**1.000**
		42206 -	*Agência Nacional do Cinema - ANCINE*	1.000
2000	Administração da Unidade			**377.816.612**
		42101 -	*Ministério da Cultura - Administração Direta*	145.348.916
		42201 -	*Fundação Casa de Rui Barbosa*	10.093.090
		42202 -	*Fundação Biblioteca Nacional - BN*	24.469.424
		42203 -	*Fundação Cultural Palmares*	11.096.498
		42204 -	*Instituto do Patrimônio Histórico e Artístico Nacional*	92.725.627
		42205 -	*Fundação Nacional de Artes*	33.602.655
		42206 -	*Agência Nacional do Cinema - ANCINE*	34.334.303
		42207 -	*Instituto Brasileiro de Museus*	26.146.099

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**9.045.480**
		42101 - *Ministério da Cultura - Administração Direta*	1.617.024
		42201 - *Fundação Casa de Rui Barbosa*	317.424
		42202 - *Fundação Biblioteca Nacional - BN*	1.141.356
		42203 - *Fundação Cultural Palmares*	140.892
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	3.180.744
		42205 - *Fundação Nacional de Artes*	862.824
		42206 - *Agência Nacional do Cinema - ANCINE*	731.316
		42207 - *Instituto Brasileiro de Museus*	1.053.900
20TP	Ativos Civis da União		**465.654.578**
		42101 - *Ministério da Cultura - Administração Direta*	98.700.567
		42201 - *Fundação Casa de Rui Barbosa*	21.190.552
		42202 - *Fundação Biblioteca Nacional - BN*	32.007.541
		42203 - *Fundação Cultural Palmares*	6.896.894
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	123.423.143
		42205 - *Fundação Nacional de Artes*	24.450.761
		42206 - *Agência Nacional do Cinema - ANCINE*	112.163.364
		42207 - *Instituto Brasileiro de Museus*	46.821.756
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**40.589.963**
		42101 - *Ministério da Cultura - Administração Direta*	8.757.759
		42201 - *Fundação Casa de Rui Barbosa*	1.345.190
		42202 - *Fundação Biblioteca Nacional - BN*	3.971.052
		42203 - *Fundação Cultural Palmares*	611.273
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	14.173.631
		42205 - *Fundação Nacional de Artes*	2.267.962
		42206 - *Agência Nacional do Cinema - ANCINE*	4.560.946
		42207 - *Instituto Brasileiro de Museus*	4.902.150
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**3.327.282**
		42101 - *Ministério da Cultura - Administração Direta*	1.760.803
		42203 - *Fundação Cultural Palmares*	350.000
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	270.000
		42205 - *Fundação Nacional de Artes*	400.000
		42206 - *Agência Nacional do Cinema - ANCINE*	423.479
		42207 - *Instituto Brasileiro de Museus*	123.000
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação		**1.805.950**
		42204 - *Instituto do Patrimônio Histórico e Artístico Nacional*	1.505.950
		42206 - *Agência Nacional do Cinema - ANCINE*	300.000
4641	Publicidade de Utilidade Pública		**1.000**
		42206 - *Agência Nacional do Cinema - ANCINE*	1.000

Órgão: *44000 Ministério do Meio Ambiente e Mudança do Clima* — ***Valor LOA:*** *2.920.886.011*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**1.001.718.114**
		44101 - *Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	23.342.422
		44102 - *Serviço Florestal Brasileiro - SFB*	1.297.759
		44201 - *Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	793.894.779
		44206 - *Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	26.493.190
		44207 - *Instituto Chico Mendes de Conservação da Biodiversidade*	156.689.964

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**222.413.552**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	22.813.464
		44102 -	*Serviço Florestal Brasileiro - SFB*	4.510.606
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	115.471.977
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	7.734.187
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	71.883.318
2000	Administração da Unidade			**436.909.403**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	70.205.718
		44102 -	*Serviço Florestal Brasileiro - SFB*	15.554.297
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	272.000.000
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	28.442.172
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	50.507.216
		44901 -	*Fundo Nacional de Meio Ambiente - FNMA*	150.000
		44902 -	*Fundo Nacional sobre Mudança do Clima*	50.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**31.188.888**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	2.234.220
		44102 -	*Serviço Florestal Brasileiro - SFB*	279.180
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	22.378.908
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	697.560
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	5.599.020
20TP	Ativos Civis da União			**1.151.565.674**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	150.849.516
		44102 -	*Serviço Florestal Brasileiro - SFB*	32.034.221
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	583.786.451
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	28.570.163
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	356.325.323
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**72.178.632**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	8.222.840
		44102 -	*Serviço Florestal Brasileiro - SFB*	1.612.525
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	39.483.877
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	1.812.055
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	21.047.335
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**2.200.108**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	1.390.108
		44102 -	*Serviço Florestal Brasileiro - SFB*	80.000
		44201 -	*Instituto Brasileiro do Meio Ambiente e dos Recursos Naturais Renováveis - IBAMA*	400.000
		44206 -	*Instituto de Pesquisas Jardim Botânico do Rio de Janeiro - JBRJ*	10.000
		44207 -	*Instituto Chico Mendes de Conservação da Biodiversidade*	320.000
21H8	Fortalecimento Institucional do Sistema Nacional do Meio Ambiente (Sisnama)			**1.321.532**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	1.321.532
4641	Publicidade de Utilidade Pública			**1.390.108**
		44101 -	*Ministério do Meio Ambiente e Mudança do Clima - Administração Direta*	1.390.108

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* ***Valor LOA:*** *2.524.884.315*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**13.266.621**
		46201 -	*Fundação Escola Nacional de Administração Pública*	13.252.500
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	14.121
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**208.153.257**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	204.076.335
		46201 -	*Fundação Escola Nacional de Administração Pública*	4.063.922
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	13.000
2000	Administração da Unidade			**571.061.927**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	543.357.601
		46201 -	*Fundação Escola Nacional de Administração Pública*	27.704.326
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**14.999.532**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	14.131.164
		46201 -	*Fundação Escola Nacional de Administração Pública*	515.304
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	353.064
20TP	Ativos Civis da União			**1.616.660.728**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	1.560.373.352
		46201 -	*Fundação Escola Nacional de Administração Pública*	43.122.810
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	13.164.566
20U9	Desenvolvimento de Competências de Agentes Públicos			**7.653.989**
		46201 -	*Fundação Escola Nacional de Administração Pública*	7.653.989
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**76.555.190**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	73.517.677
		46201 -	*Fundação Escola Nacional de Administração Pública*	2.548.522
		46203 -	*Instituto Nacional de Tecnologia da Informação - ITI*	488.991
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.750.455**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	1.575.455
		46201 -	*Fundação Escola Nacional de Administração Pública*	175.000
216Q	Aperfeiçoamento e Fortalecimento da Gestão de Pessoas			**12.538.963**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	12.538.963
216R	Desenvolvimento de Iniciativas de Inovação, Estudos, Pesquisas e Publicações			**1.743.653**
		46201 -	*Fundação Escola Nacional de Administração Pública*	1.743.653
4641	Publicidade de Utilidade Pública			**500.000**
		46101 -	*Ministério da Gestão e da Inovação em Serviços Públicos- Administração Direta*	500.000

Órgão: *47000 Ministério do Planejamento e Orçamento* ***Valor LOA:*** *4.034.742.656*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**1.903.832.795**
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	273.519.223
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	1.630.313.572
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**225.458.482**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	41.320.158
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	25.706.686

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**225.458.482**
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	158.431.638
2000	Administração da Unidade			**209.277.679**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	52.557.560
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	35.806.275
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	120.913.844
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**27.865.032**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	1.212.132
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	2.129.220
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	24.523.680
20TP	Ativos Civis da União			**1.508.047.436**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	282.371.789
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	142.464.441
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	1.083.211.206
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**157.880.156**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	7.284.207
		47204 -	*Instituto de Pesquisa Econômica Aplicada*	4.374.998
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	146.220.951
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.482.096**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	1.321.532
		47205 -	*Fundação Instituto Brasileiro de Geografia e Estatística*	160.564
4641	Publicidade de Utilidade Pública			**898.980**
		47101 -	*Ministério do Planejamento e Orçamento - Administração Direta*	898.980

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* ***Valor LOA:*** *3.475.383.528*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**933.462.079**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	14.121
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	933.447.958
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**98.585.057**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	2.096.966
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	96.488.091
2000	Administração da Unidade			**652.345.506**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	43.000.639
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	343.901.665
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	265.443.202
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**88.342.278**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	651.175
		49201 -	*Instituto Nacional de Colonização e Reforma Agrária - INCRA*	20.717.868
		49202 -	*Companhia Nacional de Abastecimento - CONAB*	66.973.235
20TP	Ativos Civis da União			**1.496.194.491**
		49101 -	*Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	48.820.204

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
20TP	Ativos Civis da União		**1.496.194.491**
		49201 - *Instituto Nacional de Colonização e Reforma Agrária - INCRA*	484.134.945
		49202 - *Companhia Nacional de Abastecimento - CONAB*	963.239.342
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**94.158.437**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	2.660.236
		49201 - *Instituto Nacional de Colonização e Reforma Agrária - INCRA*	37.315.175
		49202 - *Companhia Nacional de Abastecimento - CONAB*	54.183.026
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)		**200.000**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	200.000
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**2.544.716**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	1.390.108
		49201 - *Instituto Nacional de Colonização e Reforma Agrária - INCRA*	772.967
		49202 - *Companhia Nacional de Abastecimento - CONAB*	381.641
21HB	Gerenciamento das Políticas de Desenvolvimento Agrário		**106.670.750**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	106.670.750
4641	Publicidade de Utilidade Pública		**2.880.214**
		49101 - *Ministério do Desenvolvimento Agrário e Agricultura Familiar - Administração Direta*	2.780.214
		49202 - *Companhia Nacional de Abastecimento - CONAB*	100.000

Órgão: *51000 Ministério do Esporte* — ***Valor LOA:*** *113.755.765*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**6.035.130**
		51101 - *Ministério do Esporte - Administração Direta*	6.035.130
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**2.230.020**
		51101 - *Ministério do Esporte - Administração Direta*	2.230.020
2000	Administração da Unidade		**55.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	55.000.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**430.920**
		51101 - *Ministério do Esporte - Administração Direta*	430.920
20TP	Ativos Civis da União		**36.809.119**
		51101 - *Ministério do Esporte - Administração Direta*	36.809.119
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**2.250.576**
		51101 - *Ministério do Esporte - Administração Direta*	2.250.576
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**1.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	1.000.000
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação		**2.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	2.000.000
4641	Publicidade de Utilidade Pública		**8.000.000**
		51101 - *Ministério do Esporte - Administração Direta*	8.000.000

Órgão: *52000 Ministério da Defesa* — ***Valor LOA:*** *119.597.015.889*

Ação	Título	Unidade Orçamentária	Valor

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
00M5	Aquisição de terrenos e construção de unidades habitacionais destinadas à moradia do pessoal da Marinha			**3.000.000**
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	3.000.000
0179	Pensões Militares da União			**28.611.258.596**
		52111 -	*Comando da Aeronáutica*	5.556.731.164
		52121 -	*Comando do Exército*	15.826.276.059
		52131 -	*Comando da Marinha*	7.228.251.373
0181	Aposentadorias e Pensões Civis da União			**4.302.896.269**
		52101 -	*Ministério da Defesa - Administração Direta*	21.096.039
		52111 -	*Comando da Aeronáutica*	1.453.406.151
		52121 -	*Comando do Exército*	1.462.318.816
		52131 -	*Comando da Marinha*	1.307.629.719
		52211 -	*Caixa de Financiamento Imobiliário da Aeronáutica*	97.806
		52222 -	*Fundação Osório*	10.058.241
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	2.710.178
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	45.579.319
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**288.691.023**
		52101 -	*Ministério da Defesa - Administração Direta*	5.434.643
		52111 -	*Comando da Aeronáutica*	102.904.069
		52121 -	*Comando do Exército*	85.239.634
		52131 -	*Comando da Marinha*	73.063.779
		52222 -	*Fundação Osório*	2.428.063
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	29.770
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	19.591.065
15F1	Disponibilização de Próprios Nacionais Residenciais para os Comandos Militares			**27.594.995**
		52921 -	*Fundo do Exército*	27.594.995
2000	Administração da Unidade			**1.625.764.594**
		52101 -	*Ministério da Defesa - Administração Direta*	176.427.665
		52111 -	*Comando da Aeronáutica*	111.928.019
		52121 -	*Comando do Exército*	583.239.561
		52211 -	*Caixa de Financiamento Imobiliário da Aeronáutica*	2.300.000
		52221 -	*Indústria de Material Bélico do Brasil - IMBEL*	39.576.333
		52222 -	*Fundação Osório*	4.539.495
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	4.210.677
		52901 -	*Fundo do Ministério da Defesa*	2.300.000
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	27.358.942
		52911 -	*Fundo Aeronáutico*	198.762.673
		52921 -	*Fundo do Exército*	127.137.160
		52931 -	*Fundo Naval*	347.984.069
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**5.040.800.326**
		52101 -	*Ministério da Defesa - Administração Direta*	3.007.896
		52111 -	*Comando da Aeronáutica*	392.175.997
		52131 -	*Comando da Marinha*	605.132.575
		52221 -	*Indústria de Material Bélico do Brasil - IMBEL*	3.421.597
		52222 -	*Fundação Osório*	120.096
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	97.968
		52233 -	*Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL*	10.467.770
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	22.274.613

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:		**402.349.545.738**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**5.040.800.326**
		52911 -	*Fundo Aeronáutico*	378.939.356
		52921 -	*Fundo do Exército*	3.042.366.032
		52931 -	*Fundo Naval*	582.796.426
20TP	Ativos Civis da União			**2.233.176.442**
		52101 -	*Ministério da Defesa - Administração Direta*	97.015.779
		52111 -	*Comando da Aeronáutica*	545.914.651
		52121 -	*Comando do Exército*	460.281.714
		52131 -	*Comando da Marinha*	383.759.318
		52211 -	*Caixa de Financiamento Imobiliário da Aeronáutica*	1.716.534
		52221 -	*Indústria de Material Bélico do Brasil - IMBEL*	164.696.640
		52222 -	*Fundação Osório*	14.332.391
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	175.713
		52233 -	*Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL*	439.866.113
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	125.417.589
20XS	Prestação de Ensino Assistencial na Fundação Osorio			**2.908.339**
		52222 -	*Fundação Osório*	2.908.339
20XT	Prestação de Serviços Médicos Hospitalares e Desenvolvimento de Pesquisas Médicas do Hospital das Forças Armadas			**69.636.113**
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	69.636.113
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**5.074.944.867**
		52101 -	*Ministério da Defesa - Administração Direta*	21.959.602
		52111 -	*Comando da Aeronáutica*	1.044.860.120
		52121 -	*Comando do Exército*	2.578.234.344
		52131 -	*Comando da Marinha*	1.313.716.943
		52211 -	*Caixa de Financiamento Imobiliário da Aeronáutica*	155.870
		52221 -	*Indústria de Material Bélico do Brasil - IMBEL*	52.156.995
		52222 -	*Fundação Osório*	924.082
		52232 -	*Caixa de Construções de Casas para o Pessoal da Marinha - CCCPM*	46.401
		52233 -	*Amazônia Azul Tecnologias de Defesa S.A. - AMAZUL*	35.926.935
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	26.963.575
212H	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)			**190.000**
		52101 -	*Ministério da Defesa - Administração Direta*	100.000
		52902 -	*Fundo de Administração do Hospital das Forças Armadas*	90.000
214H	Inativos Militares da União			**35.241.859.118**
		52111 -	*Comando da Aeronáutica*	8.680.365.029
		52121 -	*Comando do Exército*	16.586.490.362
		52131 -	*Comando da Marinha*	9.975.003.727
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**225.192.612**
		52101 -	*Ministério da Defesa - Administração Direta*	1.582.272
		52121 -	*Comando do Exército*	88.608.255
		52131 -	*Comando da Marinha*	83.842.365
		52911 -	*Fundo Aeronáutico*	51.159.720
218T	Manutenção e Operação da Infraestrutura de Tecnologia da Informação			**12.288.646**
		52101 -	*Ministério da Defesa - Administração Direta*	12.288.646
219Z	Conservação e Recuperação do Patrimônio da União			**14.257.830**
		52101 -	*Ministério da Defesa - Administração Direta*	14.257.830

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária		Valor
21D0	Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares			**47.186.447**
		52911 -	*Fundo Aeronáutico*	36.180.371
		52921 -	*Fundo do Exército*	10.106.076
		52931 -	*Fundo Naval*	900.000
21EP	Retribuição no Exterior			**635.009.804**
		52101 -	*Ministério da Defesa - Administração Direta*	1.564.597
		52111 -	*Comando da Aeronáutica*	175.595.971
		52121 -	*Comando do Exército*	168.783.722
		52131 -	*Comando da Marinha*	289.065.514
2522	Produção de Fármacos, Medicamentos e Fitoterápicos			**700.000**
		52921 -	*Fundo do Exército*	700.000
2865	Suprimento de Fardamento			**459.522.008**
		52111 -	*Comando da Aeronáutica*	49.427.327
		52121 -	*Comando do Exército*	318.054.770
		52131 -	*Comando da Marinha*	92.039.911
2867	Ativos Militares da União			**35.652.444.827**
		52101 -	*Ministério da Defesa - Administração Direta*	14.733.333
		52111 -	*Comando da Aeronáutica*	8.110.737.770
		52121 -	*Comando do Exército*	17.906.678.306
		52131 -	*Comando da Marinha*	9.620.295.418
2E74	Estruturação e Modernização de Unidades de Saúde das Forças Armadas			**26.696.050**
		52111 -	*Comando da Aeronáutica*	10.101.000
		52121 -	*Comando do Exército*	12.239.050
		52131 -	*Comando da Marinha*	4.356.000
4641	Publicidade de Utilidade Pública			**996.983**
		52121 -	*Comando do Exército*	996.983

Órgão: *53000 Ministério da Integração e do Desenvolvimento Regional* ***Valor LOA:*** *2.208.365.445*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**710.977.495**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	10.930.414
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	12.579.612
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	10.599.596
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	667.684.050
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	14.121
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	9.169.702
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**51.753.729**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	11.411.378
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	2.947.293
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	4.103.624
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	11.344.742
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	2.032.214
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	19.914.478
2000	Administração da Unidade			**287.558.370**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	115.911.869
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	60.576.910

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** — Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Descrição	Unidade	Órgão	Valor
2000	Administração da Unidade			**287.558.370**
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	11.711.145
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	20.108.479
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	32.121.122
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	18.427.500
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	28.701.345
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**31.264.485**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	1.438.932
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	20.619.123
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	619.356
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	673.104
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	6.660.684
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	163.470
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	1.089.816
20TP	Ativos Civis da União			**1.057.365.090**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	103.626.503
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	684.301.165
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	25.079.403
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	31.810.146
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	62.625.803
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	12.337.498
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	137.584.572
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**58.547.426**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	7.987.586
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	32.991.381
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	1.796.890
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	2.264.992
		53204 -	*Departamento Nacional de Obras Contra as Secas - DNOCS*	7.874.525
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	972.856
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	4.659.196
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.572.501**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	900.000
		53202 -	*Superintendência do Desenvolvimento da Amazônia*	100.000
		53203 -	*Superintendência do Desenvolvimento do Nordeste*	147.501
		53207 -	*Superintendência do Desenvolvimento do Centro-Oeste - SUDECO*	150.000
		53210 -	*Agência Nacional de Águas e Saneamento Básico - ANA*	275.000
2869	Operação das Linhas de Navegação no Lago de Três Marias			**985.707**
		53201 -	*Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	985.707
4641	Publicidade de Utilidade Pública			**8.340.642**
		53101 -	*Ministério da Integração e do Desenvolvimento Regional - Administração Direta*	8.340.642

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Órgão: *54000 Ministério do Turismo* ***Valor LOA:*** *315.909.156*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**24.875.699**
		54101 -	*Ministério do Turismo - Administração Direta*	24.875.699
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**5.747.572**
		54101 -	*Ministério do Turismo - Administração Direta*	5.747.572
2000	Administração da Unidade			**86.844.837**
		54101 -	*Ministério do Turismo - Administração Direta*	86.844.837
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.303.740**
		54101 -	*Ministério do Turismo - Administração Direta*	1.303.740
20TP	Ativos Civis da União			**42.910.554**
		54101 -	*Ministério do Turismo - Administração Direta*	42.910.554
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**3.896.754**
		54101 -	*Ministério do Turismo - Administração Direta*	3.896.754
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**330.000**
		54101 -	*Ministério do Turismo - Administração Direta*	330.000
2F10	Manutenção de Contrato de Gestão com a Agência Brasileira de Promoção Internacional do Turismo (EMBRATUR)			**150.000.000**
		54101 -	*Ministério do Turismo - Administração Direta*	150.000.000

Órgão: *55000 Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome* ***Valor LOA:*** *470.622.956*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**3.226.441**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	3.226.441
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**4.401.952**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	4.401.952
2000	Administração da Unidade			**239.186.312**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	239.186.312
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.022.964**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	1.022.964
20TP	Ativos Civis da União			**97.996.760**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	97.996.760
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**5.480.314**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	5.480.314
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.517.567**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	1.517.567
4572	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação			**426.740**
		55101 -	*Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	426.740
4641	Publicidade de Utilidade Pública			**89.611.769**
		55101 -	*Ministério do Desenvolvimento e*	89.611.769

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária	Valor
4641	Publicidade de Utilidade Pública		**89.611.769**
		Assistência Social, Família e Combate à Fome - Adm. Direta	
4907	Ouvidoria Geral do Ministério do Desenvolvimento, Assistência Social, Família e Combate à Fome		**27.752.137**
		55101 - *Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - Adm. Direta*	27.752.137

Órgão: *56000 Ministério das Cidades* ***Valor LOA:*** *1.517.854.871*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**458.454**
		56101 - *Ministério das Cidades - Administração Direta*	458.454
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**4.826.027**
		56101 - *Ministério das Cidades - Administração Direta*	4.826.027
2000	Administração da Unidade		**205.736.039**
		56101 - *Ministério das Cidades - Administração Direta*	165.352.663
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	21.816.846
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	18.566.530
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**31.730.360**
		56101 - *Ministério das Cidades - Administração Direta*	808.452
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	12.478.428
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	18.443.480
20TP	Ativos Civis da União		**851.682.360**
		56101 - *Ministério das Cidades - Administração Direta*	67.282.874
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	155.223.134
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	629.176.352
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**57.687.855**
		56101 - *Ministério das Cidades - Administração Direta*	3.851.658
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	15.332.247
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	38.503.950
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**1.298.299**
		56101 - *Ministério das Cidades - Administração Direta*	1.184.974
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	113.325
2843	Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros		**339.672.012**
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	143.975.072
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	195.696.940
4641	Publicidade de Utilidade Pública		**23.488.448**
		56101 - *Ministério das Cidades - Administração Direta*	23.168.448
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	200.000
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	120.000
6438	Capacitação de Recursos Humanos para Transportes Coletivos Urbanos		**1.275.017**
		56201 - *Empresa de Trens Urbanos de Porto Alegre S.A. - TRENSURB*	200.000
		56202 - *Companhia Brasileira de Trens Urbanos - CBTU*	1.075.017

Órgão: *58000 Ministério da Pesca e Aquicultura* ***Valor LOA:*** *164.494.366*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**979.197**

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** — Valor do Programa Constante da LOA: **402.349.545.738**

0181	Aposentadorias e Pensões Civis da União			**979.197**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	979.197
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**2.481.012**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	2.481.012
2000	Administração da Unidade			**108.710.532**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	108.710.532
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**267.648**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	267.648
20TP	Ativos Civis da União			**39.981.621**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	39.981.621
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**2.614.215**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	2.614.215
4641	Publicidade de Utilidade Pública			**9.460.141**
		58101 -	*Ministério da Pesca e Aquicultura-Administração Direta*	9.460.141

Órgão: *60000 Gabinete da Vice-Presidência da República* — ***Valor LOA:*** *14.563.675*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**14.121**
		60101 -	*Gabinete da Vice-Presidência da República*	14.121
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**13.000**
		60101 -	*Gabinete da Vice-Presidência da República*	13.000
2000	Administração da Unidade			**4.331.994**
		60101 -	*Gabinete da Vice-Presidência da República*	4.331.994
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**59.460**
		60101 -	*Gabinete da Vice-Presidência da República*	59.460
20TP	Ativos Civis da União			**8.981.279**
		60101 -	*Gabinete da Vice-Presidência da República*	8.981.279
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**374.841**
		60101 -	*Gabinete da Vice-Presidência da República*	374.841
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**232.000**
		60101 -	*Gabinete da Vice-Presidência da República*	232.000
2867	Ativos Militares da União			**556.980**
		60101 -	*Gabinete da Vice-Presidência da República*	556.980

Órgão: *63000 Advocacia-Geral da União* — ***Valor LOA:*** *4.574.356.287*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**1.148.536.034**
		63101 -	*Advocacia-Geral da União*	1.148.536.034
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**389.557.263**
		63101 -	*Advocacia-Geral da União*	389.557.263
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**28.066.548**
		63101 -	*Advocacia-Geral da União*	28.066.548
20TP	Ativos Civis da União			**2.883.442.925**

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

20TP	Ativos Civis da União			**2.883.442.925**
		63101 -	*Advocacia-Geral da União*	2.883.442.925
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**120.163.646**
		63101 -	*Advocacia-Geral da União*	120.163.646
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.243.091**
		63101 -	*Advocacia-Geral da União*	1.243.091
218Y	Despesas Judiciais da União, de suas Autarquias e Fundações Públicas			**3.346.780**
		63101 -	*Advocacia-Geral da União*	3.346.780

Órgão: *65000 Ministério das Mulheres* ***Valor LOA:*** *81.951.685*

Ação	Título	Unidade Orçamentária		Valor
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**13.000**
		65101 -	*Ministério das Mulheres - Administração Direta*	13.000
2000	Administração da Unidade			**46.648.881**
		65101 -	*Ministério das Mulheres - Administração Direta*	46.648.881
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**186.144**
		65101 -	*Ministério das Mulheres - Administração Direta*	186.144
20TP	Ativos Civis da União			**23.899.109**
		65101 -	*Ministério das Mulheres - Administração Direta*	23.899.109
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.473.801**
		65101 -	*Ministério das Mulheres - Administração Direta*	1.473.801
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.390.108**
		65101 -	*Ministério das Mulheres - Administração Direta*	1.390.108
4641	Publicidade de Utilidade Pública			**8.340.642**
		65101 -	*Ministério das Mulheres - Administração Direta*	8.340.642

Órgão: *67000 Ministério da Igualdade Racial* ***Valor LOA:*** *60.522.560*

Ação	Título	Unidade Orçamentária		Valor
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**243.313**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	243.313
2000	Administração da Unidade			**36.121.393**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	36.121.393
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**134.472**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	134.472
20TP	Ativos Civis da União			**20.422.273**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	20.422.273
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.225.294**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	1.225.294
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.390.108**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	1.390.108
4641	Publicidade de Utilidade Pública			**985.707**
		67101 -	*Ministério da Igualdade Racial - Administração Direta*	985.707

Órgão: *68000 Ministério de Portos e Aeroportos* ***Valor LOA:*** *1.029.171.702*

Ação	Título	Unidade Orçamentária	Valor

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**53.177.002**
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	15.395.455
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	37.781.547
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**77.891.290**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	1.837.674
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	15.332.056
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	60.721.560
2000	Administração da Unidade			**178.635.934**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	66.078.239
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	51.007.920
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	61.549.775
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**4.724.400**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	404.916
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	1.169.796
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	3.149.688
20TP	Ativos Civis da União			**621.773.962**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	54.099.404
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	119.605.124
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	448.069.434
20UC	Estudos, Projetos e Planejamento de Infraestrutura de Transportes			**36.881.689**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	35.081.689
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	1.300.000
		68902 -	*Fundo Nacional de Aviação Civil - FNAC*	500.000
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**25.097.007**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	1.962.782
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	4.554.852
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	18.579.373
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**3.085.707**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	985.707
		68201 -	*Agência Nacional de Transportes Aquaviários - ANTAQ*	150.000
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	1.950.000
218T	Manutenção e Operação da Infraestrutura de Tecnologia da Informação			**23.572.118**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	23.090.325
		68901 -	*Fundo da Marinha Mercante - FMM*	481.793
21EP	Retribuição no Exterior			**2.379.117**
		68213 -	*Agência Nacional de Aviação Civil - ANAC*	2.379.117
4641	Publicidade de Utilidade Pública			**1.853.476**
		68101 -	*Ministério de Portos e Aeroportos - Administração Direta*	1.853.476
7Y22	Estudo de viabilidade para Melhoramento de Equipamentos pela Concessionária no Aeroporto de Chapecó			**100.000**
		68902 -	*Fundo Nacional de Aviação Civil - FNAC*	100.000

Órgão: *69000 Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte* ***Valor LOA:*** *57.559.001*

Ação	Título	Unidade Orçamentária		Valor
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**477.555**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	477.555

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária		Valor
2000	Administração da Unidade			**17.255.862**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	17.255.862
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**151.200**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	151.200
20TP	Ativos Civis da União			**20.552.759**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	20.552.759
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.095.508**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	1.095.508
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**900.000**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	900.000
4641	Publicidade de Utilidade Pública			**17.126.117**
		69101 -	*Ministério do Empreendedorismo, da Microempresa e da Empresa de Pequeno Porte - Administração direta*	17.126.117

Órgão: *71000 Encargos Financeiros da União* ***Valor LOA:*** *2.245.068.953*

Ação	Título	Unidade Orçamentária		Valor
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**648.271.476**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	648.271.476
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.595.797.477**
		71102 -	*Recursos sob Supervisão do Ministério do Planejamento e Orçamento*	1.595.797.477
216G	Operacionalização do Fundo de Estabilidade do Seguro Rural - FESR			**1.000.000**
		71904 -	*Fundo de Estabilidade do Seguro Rural - Recursos sob Supervisão do Ministério da Fazenda*	1.000.000

Órgão: *72000 Encargos Previdenciarios da União* ***Valor LOA:*** *22.489.707.342*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**19.343.155.482**
		72146 -	*Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	19.062.762.999
		72233 -	*Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	280.392.483
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**120.862.356**
		72146 -	*Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	113.307.168
		72233 -	*Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	7.555.188
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**22.240.740**
		72146 -	*Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	21.844.920
		72233 -	*Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	395.820
21BW	Bônus de Eficiência e Produtividade de Servidores Inativos e Pensionistas da União			**3.003.448.764**
		72140 -	*Recursos Sob Supervisão do Ministério do Trabalho e Emprego*	299.796.395
		72225 -	*Recursos Sob Supervisão da Secretaria Especial da Receita Federal do Brasil*	2.703.652.369

Órgão: *73000 Transferências a Estados, Distrito Federal e Municípios* ***Valor LOA:*** *8.386.048.655*

Ação	Título	Unidade Orçamentária		Valor
0179	Pensões Militares da União			**1.106.221.113**
		73113 -	*Recursos sob Supervisão do Ministério da*	1.106.221.113

Programa: 0032	**Programa de Gestão e Manutenção do Poder Executivo**	Valor do Programa Constante da LOA:	**402.349.545.738**
0179	Pensões Militares da União		**1.106.221.113**
		Gestão e Inovação em Serviços Públicos	
0181	Aposentadorias e Pensões Civis da União		**2.448.467.011**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	2.448.467.011
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**423.267.846**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	423.267.846
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**23.109.209**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	23.109.209
20TP	Ativos Civis da União		**2.740.033.584**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	2.740.033.584
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**241.151.586**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	241.151.586
214H	Inativos Militares da União		**1.255.077.513**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	1.255.077.513
21EZ	Auxílio-Moradia dos Militares dos ex-Territórios		**112.860.156**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	112.860.156
2867	Ativos Militares da União		**26.015.681**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	26.015.681
8567	Auxílios Pecuniários ao Pessoal Ativo Militar dos Extintos Territórios (Lei 10.486/2002, Art.65)		**9.844.956**
		73113 - *Recursos sob Supervisão do Ministério da Gestão e Inovação em Serviços Públicos*	9.844.956

Órgão: *81000 Ministério dos Direitos Humanos e da Cidadania* ***Valor LOA:*** *154.377.796*

Ação	Título	Unidade Orçamentária	Valor
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**459.437**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	459.437
2000	Administração da Unidade		**111.869.014**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	111.869.014
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**277.008**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	277.008
20TP	Ativos Civis da União		**38.566.469**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	38.566.469
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**1.629.413**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	1.629.413
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**1.575.455**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	1.575.455
4641	Publicidade de Utilidade Pública		**1.000**
		81101 - *Ministério dos Direitos Humanos e da Cidadania - Administração Direta*	1.000

Órgão: *83000 Banco Central do Brasil* ***Valor LOA:*** *4.626.708.763*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**2.414.630.620**
		83201 - *Banco Central do Brasil - BACEN*	2.414.630.620
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**190.969.336**

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0032 **Programa de Gestão e Manutenção do Poder Executivo** Valor do Programa Constante da LOA: **402.349.545.738**

Ação	Título	Unidade Orçamentária	Valor
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**190.969.336**
		83201 - *Banco Central do Brasil - BACEN*	190.969.336
2000	Administração da Unidade		**175.223.984**
		83201 - *Banco Central do Brasil - BACEN*	175.223.984
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**256.347.122**
		83201 - *Banco Central do Brasil - BACEN*	256.347.122
20TP	Ativos Civis da União		**1.541.271.240**
		83201 - *Banco Central do Brasil - BACEN*	1.541.271.240
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**47.414.461**
		83201 - *Banco Central do Brasil - BACEN*	47.414.461
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**852.000**
		83201 - *Banco Central do Brasil - BACEN*	852.000

Órgão: *84000 Ministério dos Povos Indígenas* ***Valor LOA:*** *792.823.685*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**284.112.166**
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	284.112.166
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**34.616.154**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	13.000
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	34.603.154
155L	Construção de Unidades Administrativas da Fundação Nacional dos Povos Indígenas		**897.550**
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	897.550
2000	Administração da Unidade		**139.754.734**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	17.700.695
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	122.054.039
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**5.462.040**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	41.112
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	5.420.928
20TP	Ativos Civis da União		**302.840.692**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	17.980.780
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	284.859.912
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**20.292.006**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	1.053.452
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	19.238.554
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**2.068.129**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	1.668.129
		84201 - *Fundação Nacional dos Povos Indígenas - FUNAI*	400.000
4641	Publicidade de Utilidade Pública		**2.780.214**
		84101 - *Ministério dos Povos Indígenas - Administração Direta*	2.780.214

Programa: 0033 **Programa de Gestão e Manutenção do Poder Judiciário** Valor do Programa Constante da LOA: **68.026.948.189**

Órgão: *10000 Supremo Tribunal Federal* ***Valor LOA:*** *1.005.085.680*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**190.730.366**

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:	**68.026.948.189**
0181	Aposentadorias e Pensões Civis da União		**190.730.366**
		10101 - *Supremo Tribunal Federal*	190.730.366
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**53.812.767**
		10101 - *Supremo Tribunal Federal*	53.812.767
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**38.646.145**
		10101 - *Supremo Tribunal Federal*	38.646.145
20TP	Ativos Civis da União		**376.497.768**
		10101 - *Supremo Tribunal Federal*	376.497.768
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**33.354.830**
		10101 - *Supremo Tribunal Federal*	33.354.830
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**1.900.443**
		10101 - *Supremo Tribunal Federal*	1.900.443
6359	Apreciação e Julgamento de Causas no Supremo Tribunal Federal		**310.143.361**
		10101 - *Supremo Tribunal Federal*	310.143.361

Órgão: *11000 Superior Tribunal de Justiça* ***Valor LOA:*** *2.292.860.538*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**504.403.432**
		11101 - *Superior Tribunal de Justiça*	504.403.432
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**139.124.474**
		11101 - *Superior Tribunal de Justiça*	139.124.474
14PU	Construção do Bloco G da Sede do STJ		**10.000.000**
		11101 - *Superior Tribunal de Justiça*	10.000.000
157T	Construção do Edifício-Sede da Escola Nacional de Formação e Aperfeiçoamento de Magistrados		**50.000**
		11101 - *Superior Tribunal de Justiça*	50.000
15SY	Construção do Edifício-Sede do CEFOR		**50.000**
		11101 - *Superior Tribunal de Justiça*	50.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**130.431.010**
		11101 - *Superior Tribunal de Justiça*	130.431.010
20G2	Formação e Aperfeiçoamento de Magistrados		**18.124.868**
		11101 - *Superior Tribunal de Justiça*	18.124.868
20TP	Ativos Civis da União		**960.556.590**
		11101 - *Superior Tribunal de Justiça*	960.556.590
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**77.086.992**
		11101 - *Superior Tribunal de Justiça*	77.086.992
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**3.307.120**
		11101 - *Superior Tribunal de Justiça*	3.307.120
4236	Apreciação e Julgamento de Causas		**449.726.052**
		11101 - *Superior Tribunal de Justiça*	449.726.052

Órgão: *12000 Justiça Federal* ***Valor LOA:*** *17.773.621.374*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**2.537.066.926**
		12101 - *Justiça Federal de Primeiro Grau*	1.827.203.723
		12102 - *Tribunal Regional Federal da 1a. Região*	150.634.491
		12103 - *Tribunal Regional Federal da 2a. Região*	142.323.302
		12104 - *Tribunal Regional Federal da 3a. Região*	206.322.077

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:		**68.026.948.189**
0181	Aposentadorias e Pensões Civis da União			**2.537.066.926**
		12105 -	*Tribunal Regional Federal da 4a. Região*	142.736.858
		12106 -	*Tribunal Regional Federal da 5a. Região*	64.876.475
		12107 -	*Tribunal Regional Federal da 6ª Região*	2.970.000
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**1.622.976.661**
		12101 -	*Justiça Federal de Primeiro Grau*	1.306.898.039
		12102 -	*Tribunal Regional Federal da 1a. Região*	58.369.456
		12103 -	*Tribunal Regional Federal da 2a. Região*	60.975.629
		12104 -	*Tribunal Regional Federal da 3a. Região*	95.739.046
		12105 -	*Tribunal Regional Federal da 4a. Região*	55.802.305
		12106 -	*Tribunal Regional Federal da 5a. Região*	27.524.211
		12107 -	*Tribunal Regional Federal da 6ª Região*	17.667.975
102S	Construção de Edifício-Sede da Justiça Federal em Juazeiro do Norte - CE			**3.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	3.000.000
103F	Construção do Edifício-Anexo da Justiça Federal em Campo Grande - MS			**6.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	6.000.000
11JL	Construção do Edifício-Sede da Justiça Federal em Foz do Iguaçu - PR			**14.600.000**
		12101 -	*Justiça Federal de Primeiro Grau*	14.600.000
11KR	Construção do Edifício-Sede da Justiça Federal em Blumenau - SC			**1.038.274**
		12101 -	*Justiça Federal de Primeiro Grau*	1.038.274
11KU	Construção do Edifício-Sede da Justiça Federal em Joinville - SC			**200.000**
		12101 -	*Justiça Federal de Primeiro Grau*	200.000
11RV	Construção do Edifício-Sede do Tribunal Regional Federal da 1ª Região em Brasília - DF			**28.000.000**
		12102 -	*Tribunal Regional Federal da 1a. Região*	28.000.000
12R9	Construção do Edifício-Sede II da Seção Judiciária em Salvador - BA (Juizados Especiais Federais)			**5.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	5.000.000
12RS	Construção do Edifício-Sede da Justiça Federal em Diamantino- MT			**2.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	2.000.000
12SO	Construção de Edifício-Sede da Justiça Federal em Santana do Ipanema - AL			**1.496.592**
		12101 -	*Justiça Federal de Primeiro Grau*	1.496.592
13M3	Construção do Edifício-Sede da Justiça Federal em Arcoverde - PE			**567.550**
		12101 -	*Justiça Federal de Primeiro Grau*	567.550
14YJ	Construção do Edifício-Sede da Justiça Federal em Parnaíba - PI			**2.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	2.000.000
15GG	Construção do Edifício-Sede da Justiça Federal em Patos - PB			**4.006.794**
		12101 -	*Justiça Federal de Primeiro Grau*	4.006.794
15YW	Construção de Galpão para Arquivo, Depósito e Almoxarifado da Seção Judiciária em Aracaju - SE			**1.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	1.000.000
166D	Construção do Edifício-Sede da Justiça Federal em Niterói - RJ			**3.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	3.000.000
166G	Construção do Edifício-Sede da Justiça Federal em Anápolis - GO			**100.000**
		12101 -	*Justiça Federal de Primeiro Grau*	100.000
166J	Construção do Edifício-Sede da Justiça Federal em Viçosa - MG			**1.500.000**
		12101 -	*Justiça Federal de Primeiro Grau*	1.500.000
168Q	Aquisição de Imóveis para Funcionamento do TRF da 3ª Região em São Paulo - SP - Unidade "M"			**1.610.000**
		12104 -	*Tribunal Regional Federal da 3a. Região*	1.610.000

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0033 **Programa de Gestão e Manutenção do Poder Judiciário** Valor do Programa Constante da LOA: **68.026.948.189**

1A67	Construção do Edifício-Sede da Justiça Federal em Ji-paraná - RO			**3.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	3.000.000
1J08	Construção de Edifício-Sede da Justiça Federal em Naviraí - MS			**3.000.000**
		12101 -	*Justiça Federal de Primeiro Grau*	3.000.000
1N39	Construção do Edifício-Sede da Justiça Federal em Campo Mourão - PR			**200.000**
		12101 -	*Justiça Federal de Primeiro Grau*	200.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**868.023.164**
		12101 -	*Justiça Federal de Primeiro Grau*	681.573.520
		12102 -	*Tribunal Regional Federal da 1a. Região*	42.243.856
		12103 -	*Tribunal Regional Federal da 2a. Região*	31.823.609
		12104 -	*Tribunal Regional Federal da 3a. Região*	44.352.223
		12105 -	*Tribunal Regional Federal da 4a. Região*	29.906.397
		12106 -	*Tribunal Regional Federal da 5a. Região*	28.949.506
		12107 -	*Tribunal Regional Federal da 6ª Região*	9.174.053
20TP	Ativos Civis da União			**9.925.161.737**
		12101 -	*Justiça Federal de Primeiro Grau*	8.022.624.811
		12102 -	*Tribunal Regional Federal da 1a. Região*	376.953.954
		12103 -	*Tribunal Regional Federal da 2a. Região*	356.816.939
		12104 -	*Tribunal Regional Federal da 3a. Região*	522.870.716
		12105 -	*Tribunal Regional Federal da 4a. Região*	314.903.617
		12106 -	*Tribunal Regional Federal da 5a. Região*	197.991.700
		12107 -	*Tribunal Regional Federal da 6ª Região*	133.000.000
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**794.827.321**
		12101 -	*Justiça Federal de Primeiro Grau*	636.959.395
		12102 -	*Tribunal Regional Federal da 1a. Região*	33.123.732
		12103 -	*Tribunal Regional Federal da 2a. Região*	31.701.792
		12104 -	*Tribunal Regional Federal da 3a. Região*	43.284.135
		12105 -	*Tribunal Regional Federal da 4a. Região*	23.729.754
		12106 -	*Tribunal Regional Federal da 5a. Região*	16.050.325
		12107 -	*Tribunal Regional Federal da 6ª Região*	9.978.188
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**10.775.752**
		12101 -	*Justiça Federal de Primeiro Grau*	8.181.190
		12102 -	*Tribunal Regional Federal da 1a. Região*	718.562
		12103 -	*Tribunal Regional Federal da 2a. Região*	118.000
		12104 -	*Tribunal Regional Federal da 3a. Região*	170.000
		12105 -	*Tribunal Regional Federal da 4a. Região*	108.000
		12106 -	*Tribunal Regional Federal da 5a. Região*	750.000
		12107 -	*Tribunal Regional Federal da 6ª Região*	730.000
219I	Publicidade Institucional e de Utilidade Pública			**5.882.240**
		12101 -	*Justiça Federal de Primeiro Grau*	2.853.267
		12102 -	*Tribunal Regional Federal da 1a. Região*	2.348.973
		12105 -	*Tribunal Regional Federal da 4a. Região*	630.000
		12106 -	*Tribunal Regional Federal da 5a. Região*	50.000
219Z	Conservação e Recuperação do Patrimônio da União			**108.531.029**
		12101 -	*Justiça Federal de Primeiro Grau*	80.494.278
		12102 -	*Tribunal Regional Federal da 1a. Região*	5.750.984
		12103 -	*Tribunal Regional Federal da 2a. Região*	6.890.000
		12104 -	*Tribunal Regional Federal da 3a. Região*	5.000.000
		12105 -	*Tribunal Regional Federal da 4a. Região*	2.310.555
		12106 -	*Tribunal Regional Federal da 5a. Região*	8.085.212
4224	Assistência Jurídica a Pessoas Carentes			**50.000.000**

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:	**68.026.948.189**
4224	Assistência Jurídica a Pessoas Carentes		**50.000.000**
		12101 - *Justiça Federal de Primeiro Grau*	49.955.000
		12102 - *Tribunal Regional Federal da 1a. Região*	5.000
		12103 - *Tribunal Regional Federal da 2a. Região*	15.000
		12104 - *Tribunal Regional Federal da 3a. Região*	10.000
		12105 - *Tribunal Regional Federal da 4a. Região*	5.000
		12106 - *Tribunal Regional Federal da 5a. Região*	5.000
		12107 - *Tribunal Regional Federal da 6ª Região*	5.000
4257	Julgamento de Causas na Justiça Federal		**1.769.057.334**
		12101 - *Justiça Federal de Primeiro Grau*	1.217.347.249
		12102 - *Tribunal Regional Federal da 1a. Região*	121.546.613
		12103 - *Tribunal Regional Federal da 2a. Região*	108.518.708
		12104 - *Tribunal Regional Federal da 3a. Região*	96.459.911
		12105 - *Tribunal Regional Federal da 4a. Região*	61.280.743
		12106 - *Tribunal Regional Federal da 5a. Região*	74.036.056
		12107 - *Tribunal Regional Federal da 6ª Região*	89.868.054

Órgão: *13000 Justiça Militar da União* — ***Valor LOA:*** *866.670.621*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**256.710.580**
		13101 - *Justiça Militar da União*	256.710.580
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**41.547.507**
		13101 - *Justiça Militar da União*	41.547.507
169V	Aquisição de Edifício-Sede das Auditorias da 11ª CJM		**70.000.000**
		13101 - *Justiça Militar da União*	70.000.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**35.000.000**
		13101 - *Justiça Militar da União*	35.000.000
20TP	Ativos Civis da União		**307.328.784**
		13101 - *Justiça Militar da União*	307.328.784
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**35.447.926**
		13101 - *Justiça Militar da União*	35.447.926
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**402.000**
		13101 - *Justiça Militar da União*	402.000
4225	Processamento de Causas e Gestão Administrativa na Justiça Militar da União		**120.183.824**
		13101 - *Justiça Militar da União*	120.183.824
7808	Construção de Edifício-Sede do Superior Tribunal Militar		**50.000**
		13101 - *Justiça Militar da União*	50.000

Órgão: *14000 Justiça Eleitoral* — ***Valor LOA:*** *11.617.300.566*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**1.320.401.082**
		14101 - *Tribunal Superior Eleitoral*	79.352.715
		14102 - *Tribunal Regional Eleitoral do Acre*	6.967.389
		14103 - *Tribunal Regional Eleitoral de Alagoas*	14.012.544
		14104 - *Tribunal Regional Eleitoral do Amazonas*	12.869.285
		14105 - *Tribunal Regional Eleitoral da Bahia*	68.516.864
		14106 - *Tribunal Regional Eleitoral do Ceará*	51.510.667
		14107 - *Tribunal Regional Eleitoral do Distrito Federal*	31.764.616
		14108 - *Tribunal Regional Eleitoral do Espírito Santo*	18.752.513
		14109 - *Tribunal Regional Eleitoral de Goiás*	27.509.872
		14110 - *Tribunal Regional Eleitoral do Maranhão*	22.861.982

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:		**68.026.948.189**
0181	Aposentadorias e Pensões Civis da União			**1.320.401.082**
		14111 -	*Tribunal Regional Eleitoral de Mato Grosso*	21.479.380
		14112 -	*Tribunal Regional Eleitoral de Mato Grosso do Sul*	23.147.163
		14113 -	*Tribunal Regional Eleitoral de Minas Gerais*	151.774.493
		14114 -	*Tribunal Regional Eleitoral do Pará*	30.997.252
		14115 -	*Tribunal Regional Eleitoral da Paraíba*	27.342.016
		14116 -	*Tribunal Regional Eleitoral do Paraná*	65.554.203
		14117 -	*Tribunal Regional Eleitoral de Pernambuco*	59.669.649
		14118 -	*Tribunal Regional Eleitoral do Piauí*	30.174.495
		14119 -	*Tribunal Regional Eleitoral do Rio de Janeiro*	161.979.233
		14120 -	*Tribunal Regional Eleitoral do Rio Grande do Norte*	30.965.168
		14121 -	*Tribunal Regional Eleitoral do Rio Grande do Sul*	70.093.010
		14122 -	*Tribunal Regional Eleitoral de Rondônia*	12.778.506
		14123 -	*Tribunal Regional Eleitoral de Santa Catarina*	47.240.999
		14124 -	*Tribunal Regional Eleitoral de São Paulo*	212.265.261
		14125 -	*Tribunal Regional Eleitoral de Sergipe*	17.344.275
		14126 -	*Tribunal Regional Eleitoral de Tocantins*	10.332.036
		14127 -	*Tribunal Regional Eleitoral de Roraima*	7.768.111
		14128 -	*Tribunal Regional Eleitoral do Amapá*	5.377.385
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**795.952.289**
		14101 -	*Tribunal Superior Eleitoral*	56.693.522
		14102 -	*Tribunal Regional Eleitoral do Acre*	6.397.664
		14103 -	*Tribunal Regional Eleitoral de Alagoas*	15.223.780
		14104 -	*Tribunal Regional Eleitoral do Amazonas*	14.290.172
		14105 -	*Tribunal Regional Eleitoral da Bahia*	49.338.926
		14106 -	*Tribunal Regional Eleitoral do Ceará*	30.461.912
		14107 -	*Tribunal Regional Eleitoral do Distrito Federal*	9.387.703
		14108 -	*Tribunal Regional Eleitoral do Espírito Santo*	16.128.723
		14109 -	*Tribunal Regional Eleitoral de Goiás*	23.699.572
		14110 -	*Tribunal Regional Eleitoral do Maranhão*	24.311.846
		14111 -	*Tribunal Regional Eleitoral de Mato Grosso*	14.829.386
		14112 -	*Tribunal Regional Eleitoral de Mato Grosso do Sul*	13.773.916
		14113 -	*Tribunal Regional Eleitoral de Minas Gerais*	87.942.582
		14114 -	*Tribunal Regional Eleitoral do Pará*	19.627.153
		14115 -	*Tribunal Regional Eleitoral da Paraíba*	21.055.970
		14116 -	*Tribunal Regional Eleitoral do Paraná*	43.255.823
		14117 -	*Tribunal Regional Eleitoral de Pernambuco*	30.899.167
		14118 -	*Tribunal Regional Eleitoral do Piauí*	21.093.813
		14119 -	*Tribunal Regional Eleitoral do Rio de Janeiro*	66.280.981
		14120 -	*Tribunal Regional Eleitoral do Rio Grande do Norte*	17.868.851
		14121 -	*Tribunal Regional Eleitoral do Rio Grande do Sul*	40.801.995
		14122 -	*Tribunal Regional Eleitoral de Rondônia*	8.183.981
		14123 -	*Tribunal Regional Eleitoral de Santa Catarina*	24.541.140
		14124 -	*Tribunal Regional Eleitoral de São Paulo*	106.885.298
		14125 -	*Tribunal Regional Eleitoral de Sergipe*	11.757.759
		14126 -	*Tribunal Regional Eleitoral de Tocantins*	9.447.074
		14127 -	*Tribunal Regional Eleitoral de Roraima*	6.395.246
		14128 -	*Tribunal Regional Eleitoral do Amapá*	5.378.334
159L	Construção do Edifício-Sede do Tribunal Regional Eleitoral de Rondônia - RO			**25.000.000**
		14122 -	*Tribunal Regional Eleitoral de Rondônia*	25.000.000

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:		**68.026.948.189**
15WC	Ampliação do Edifício-Sede do Tribunal Regional Eleitoral do Tocantins			**7.500.000**
		14126 -	*Tribunal Regional Eleitoral de Tocantins*	7.500.000
160Y	Ampliação de Cartório Eleitoral em Barreiras - BA			**1.359.406**
		14105 -	*Tribunal Regional Eleitoral da Bahia*	1.359.406
169H	Ampliação de Cartório Eleitoral em Castanhal - PA			**400.000**
		14114 -	*Tribunal Regional Eleitoral do Pará*	400.000
169I	Ampliação do Depósito de Urnas do Cartório Eleitoral no Município de Mossoró-RN			**432.000**
		14120 -	*Tribunal Regional Eleitoral do Rio Grande do Norte*	432.000
169J	Ampliação do Edifício-Sede do TRE-SE - Oficina e Sala dos Motoristas			**650.000**
		14125 -	*Tribunal Regional Eleitoral de Sergipe*	650.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**490.676.989**
		14101 -	*Tribunal Superior Eleitoral*	123.883.193
		14102 -	*Tribunal Regional Eleitoral do Acre*	3.334.940
		14103 -	*Tribunal Regional Eleitoral de Alagoas*	7.198.186
		14104 -	*Tribunal Regional Eleitoral do Amazonas*	10.384.539
		14105 -	*Tribunal Regional Eleitoral da Bahia*	18.375.185
		14106 -	*Tribunal Regional Eleitoral do Ceará*	13.001.310
		14107 -	*Tribunal Regional Eleitoral do Distrito Federal*	8.972.968
		14108 -	*Tribunal Regional Eleitoral do Espírito Santo*	6.331.432
		14109 -	*Tribunal Regional Eleitoral de Goiás*	12.109.792
		14110 -	*Tribunal Regional Eleitoral do Maranhão*	13.744.242
		14111 -	*Tribunal Regional Eleitoral de Mato Grosso*	7.544.888
		14112 -	*Tribunal Regional Eleitoral de Mato Grosso do Sul*	6.901.013
		14113 -	*Tribunal Regional Eleitoral de Minas Gerais*	40.811.732
		14114 -	*Tribunal Regional Eleitoral do Pará*	13.587.401
		14115 -	*Tribunal Regional Eleitoral da Paraíba*	9.740.664
		14116 -	*Tribunal Regional Eleitoral do Paraná*	19.415.290
		14117 -	*Tribunal Regional Eleitoral de Pernambuco*	16.286.721
		14118 -	*Tribunal Regional Eleitoral do Piauí*	10.351.520
		14119 -	*Tribunal Regional Eleitoral do Rio de Janeiro*	33.506.234
		14120 -	*Tribunal Regional Eleitoral do Rio Grande do Norte*	9.402.218
		14121 -	*Tribunal Regional Eleitoral do Rio Grande do Sul*	16.294.976
		14122 -	*Tribunal Regional Eleitoral de Rondônia*	4.944.626
		14123 -	*Tribunal Regional Eleitoral de Santa Catarina*	12.811.450
		14124 -	*Tribunal Regional Eleitoral de São Paulo*	52.186.846
		14125 -	*Tribunal Regional Eleitoral de Sergipe*	5.522.462
		14126 -	*Tribunal Regional Eleitoral de Tocantins*	5.423.404
		14127 -	*Tribunal Regional Eleitoral de Roraima*	5.225.289
		14128 -	*Tribunal Regional Eleitoral do Amapá*	3.384.468
20GP	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral			**1.608.791.777**
		14101 -	*Tribunal Superior Eleitoral*	416.045.149
		14102 -	*Tribunal Regional Eleitoral do Acre*	19.092.571
		14103 -	*Tribunal Regional Eleitoral de Alagoas*	27.414.498
		14104 -	*Tribunal Regional Eleitoral do Amazonas*	37.939.843
		14105 -	*Tribunal Regional Eleitoral da Bahia*	72.660.009
		14106 -	*Tribunal Regional Eleitoral do Ceará*	45.316.215
		14107 -	*Tribunal Regional Eleitoral do Distrito Federal*	28.179.662
		14108 -	*Tribunal Regional Eleitoral do Espírito Santo*	33.903.726
		14109 -	*Tribunal Regional Eleitoral de Goiás*	46.092.355

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:		**68.026.948.189**
20GP	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral			**1.608.791.777**
		14110 -	*Tribunal Regional Eleitoral do Maranhão*	44.499.476
		14111 -	*Tribunal Regional Eleitoral de Mato Grosso*	38.905.614
		14112 -	*Tribunal Regional Eleitoral de Mato Grosso do Sul*	25.444.324
		14113 -	*Tribunal Regional Eleitoral de Minas Gerais*	93.932.981
		14114 -	*Tribunal Regional Eleitoral do Pará*	50.957.592
		14115 -	*Tribunal Regional Eleitoral da Paraíba*	31.568.766
		14116 -	*Tribunal Regional Eleitoral do Paraná*	60.309.798
		14117 -	*Tribunal Regional Eleitoral de Pernambuco*	55.826.011
		14118 -	*Tribunal Regional Eleitoral do Piauí*	35.754.727
		14119 -	*Tribunal Regional Eleitoral do Rio de Janeiro*	85.438.351
		14120 -	*Tribunal Regional Eleitoral do Rio Grande do Norte*	30.103.877
		14121 -	*Tribunal Regional Eleitoral do Rio Grande do Sul*	53.620.132
		14122 -	*Tribunal Regional Eleitoral de Rondônia*	23.084.840
		14123 -	*Tribunal Regional Eleitoral de Santa Catarina*	43.217.053
		14124 -	*Tribunal Regional Eleitoral de São Paulo*	117.890.613
		14125 -	*Tribunal Regional Eleitoral de Sergipe*	23.969.465
		14126 -	*Tribunal Regional Eleitoral de Tocantins*	35.191.237
		14127 -	*Tribunal Regional Eleitoral de Roraima*	13.949.068
		14128 -	*Tribunal Regional Eleitoral do Amapá*	18.483.824
20TP	Ativos Civis da União			**4.757.799.826**
		14101 -	*Tribunal Superior Eleitoral*	362.203.003
		14102 -	*Tribunal Regional Eleitoral do Acre*	37.718.379
		14103 -	*Tribunal Regional Eleitoral de Alagoas*	94.676.679
		14104 -	*Tribunal Regional Eleitoral do Amazonas*	93.578.789
		14105 -	*Tribunal Regional Eleitoral da Bahia*	268.903.873
		14106 -	*Tribunal Regional Eleitoral do Ceará*	182.799.118
		14107 -	*Tribunal Regional Eleitoral do Distrito Federal*	64.084.405
		14108 -	*Tribunal Regional Eleitoral do Espírito Santo*	102.443.965
		14109 -	*Tribunal Regional Eleitoral de Goiás*	157.040.319
		14110 -	*Tribunal Regional Eleitoral do Maranhão*	150.744.667
		14111 -	*Tribunal Regional Eleitoral de Mato Grosso*	93.648.150
		14112 -	*Tribunal Regional Eleitoral de Mato Grosso do Sul*	85.919.530
		14113 -	*Tribunal Regional Eleitoral de Minas Gerais*	494.879.589
		14114 -	*Tribunal Regional Eleitoral do Pará*	144.444.718
		14115 -	*Tribunal Regional Eleitoral da Paraíba*	120.521.341
		14116 -	*Tribunal Regional Eleitoral do Paraná*	258.571.392
		14117 -	*Tribunal Regional Eleitoral de Pernambuco*	205.180.153
		14118 -	*Tribunal Regional Eleitoral do Piauí*	126.414.465
		14119 -	*Tribunal Regional Eleitoral do Rio de Janeiro*	340.465.690
		14120 -	*Tribunal Regional Eleitoral do Rio Grande do Norte*	109.036.185
		14121 -	*Tribunal Regional Eleitoral do Rio Grande do Sul*	234.830.428
		14122 -	*Tribunal Regional Eleitoral de Rondônia*	60.934.808
		14123 -	*Tribunal Regional Eleitoral de Santa Catarina*	149.997.608
		14124 -	*Tribunal Regional Eleitoral de São Paulo*	602.045.525
		14125 -	*Tribunal Regional Eleitoral de Sergipe*	71.906.010
		14126 -	*Tribunal Regional Eleitoral de Tocantins*	68.023.126
		14127 -	*Tribunal Regional Eleitoral de Roraima*	39.443.022
		14128 -	*Tribunal Regional Eleitoral do Amapá*	37.344.889
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**483.528.216**

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:	**68.026.948.189**
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**483.528.216**
		14101 - *Tribunal Superior Eleitoral*	90.827.769
		14102 - *Tribunal Regional Eleitoral do Acre*	3.300.526
		14103 - *Tribunal Regional Eleitoral de Alagoas*	7.991.703
		14104 - *Tribunal Regional Eleitoral do Amazonas*	8.465.003
		14105 - *Tribunal Regional Eleitoral da Bahia*	23.307.509
		14106 - *Tribunal Regional Eleitoral do Ceará*	18.304.996
		14107 - *Tribunal Regional Eleitoral do Distrito Federal*	6.627.405
		14108 - *Tribunal Regional Eleitoral do Espírito Santo*	7.965.807
		14109 - *Tribunal Regional Eleitoral de Goiás*	12.654.761
		14110 - *Tribunal Regional Eleitoral do Maranhão*	14.155.262
		14111 - *Tribunal Regional Eleitoral de Mato Grosso*	8.041.296
		14112 - *Tribunal Regional Eleitoral de Mato Grosso do Sul*	7.573.880
		14113 - *Tribunal Regional Eleitoral de Minas Gerais*	42.051.832
		14114 - *Tribunal Regional Eleitoral do Pará*	12.989.317
		14115 - *Tribunal Regional Eleitoral da Paraíba*	10.513.593
		14116 - *Tribunal Regional Eleitoral do Paraná*	21.610.661
		14117 - *Tribunal Regional Eleitoral de Pernambuco*	20.066.327
		14118 - *Tribunal Regional Eleitoral do Piauí*	12.015.118
		14119 - *Tribunal Regional Eleitoral do Rio de Janeiro*	32.007.995
		14120 - *Tribunal Regional Eleitoral do Rio Grande do Norte*	11.047.811
		14121 - *Tribunal Regional Eleitoral do Rio Grande do Sul*	19.416.430
		14122 - *Tribunal Regional Eleitoral de Rondônia*	6.337.040
		14123 - *Tribunal Regional Eleitoral de Santa Catarina*	12.112.614
		14124 - *Tribunal Regional Eleitoral de São Paulo*	53.660.437
		14125 - *Tribunal Regional Eleitoral de Sergipe*	6.129.581
		14126 - *Tribunal Regional Eleitoral de Tocantins*	6.371.505
		14127 - *Tribunal Regional Eleitoral de Roraima*	4.122.566
		14128 - *Tribunal Regional Eleitoral do Amapá*	3.859.472
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**657.519**
		14101 - *Tribunal Superior Eleitoral*	541.655
		14107 - *Tribunal Regional Eleitoral do Distrito Federal*	21.600
		14119 - *Tribunal Regional Eleitoral do Rio de Janeiro*	61.292
		14128 - *Tribunal Regional Eleitoral do Amapá*	32.972
219I	Publicidade Institucional e de Utilidade Pública		**15.045.204**
		14101 - *Tribunal Superior Eleitoral*	15.045.204
21CN	Gestão e Manutenção da Identificação Civil Nacional		**57.186.729**
		14101 - *Tribunal Superior Eleitoral*	57.186.729
21EE	Gestão da Política de Segurança da Informação e Cibernética na Justiça Eleitoral		**167.863.668**
		14101 - *Tribunal Superior Eleitoral*	167.863.668
4269	Pleitos Eleitorais		**1.884.055.861**
		14101 - *Tribunal Superior Eleitoral*	1.884.055.861

Órgão: *15000 Justiça do Trabalho* ***Valor LOA:*** *29.522.656.949*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**7.068.621.844**
		15101 - *Tribunal Superior do Trabalho*	415.540.626
		15102 - *Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	832.541.901
		15103 - *Tribunal Regional do Trabalho da 2a. Região - São Paulo*	869.235.220
		15104 - *Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	804.639.466

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:	**68.026.948.189**
0181	Aposentadorias e Pensões Civis da União		**7.068.621.844**
		15105 - *Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	665.104.059
		15106 - *Tribunal Regional do Trabalho da 5a. Região - Bahia*	384.017.487
		15107 - *Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	283.791.523
		15108 - *Tribunal Regional do Trabalho da 7a. Região - Ceará*	142.794.834
		15109 - *Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	218.659.636
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	316.876.435
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	261.178.527
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	206.863.644
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	330.535.165
		15114 - *Tribunal Regional do Trabalho da 13a. Região - Paraíba*	154.504.297
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	124.672.774
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	559.575.039
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	36.979.046
		15118 - *Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	67.244.450
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	97.555.066
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	39.714.285
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	43.279.808
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	80.059.039
		15123 - *Tribunal Regional do Trabalho da 22a. Região - Piauí*	18.650.200
		15124 - *Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	55.651.637
		15125 - *Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	58.957.680
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**2.345.119.818**
		15101 - *Tribunal Superior do Trabalho*	88.086.847
		15102 - *Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	234.681.563
		15103 - *Tribunal Regional do Trabalho da 2a. Região - São Paulo*	319.288.374
		15104 - *Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	233.720.968
		15105 - *Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	195.018.174
		15106 - *Tribunal Regional do Trabalho da 5a. Região - Bahia*	130.397.535
		15107 - *Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	97.124.516
		15108 - *Tribunal Regional do Trabalho da 7a. Região - Ceará*	51.368.005
		15109 - *Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	73.734.696
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	125.540.448
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	70.938.436
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	54.948.196
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	93.093.357
		15114 - *Tribunal Regional do Trabalho da 13a. Região - Paraíba*	51.721.280
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	40.441.782
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	193.947.638
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	25.379.695
		15118 - *Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	35.282.186
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	62.683.420
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	27.287.391
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	20.863.425
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	33.920.089

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:		**68.026.948.189**
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**2.345.119.818**
		15123 -	*Tribunal Regional do Trabalho da 22a. Região - Piauí*	17.100.931
		15124 -	*Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	39.307.060
		15125 -	*Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	29.243.806
10WS	Construção do Edifício-Sede do Fórum Trabalhista de Manaus - AM			**30.594.274**
		15112 -	*Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	30.594.274
134A	Construção do Edifício-Anexo ao Fórum Trabalhista de São Leopoldo - RS			**6.000.000**
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	6.000.000
134B	Construção do Edifício-Anexo ao Fórum Trabalhista de Rio Grande - RS			**2.900.000**
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	2.900.000
169K	Construção do Edifício-Sede do Fórum Trabalhista de Campos dos Goytacazes - RJ			**1.533.316**
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	1.533.316
169L	Implantação de Subestação Elétrica no Edifício-Sede do TRT da 8ª Região - PA			**7.380.529**
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	7.380.529
169M	Ampliação do Edifício-Sede do Fórum Trabalhista de Marabá - PA			**406.790**
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	406.790
169N	Ampliação do Edifício-Sede do Tribunal Regional do Trabalho da 8ª Região - PA			**1.257.236**
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	1.257.236
169O	Construção do Edifício-Sede do Fórum Trabalhista de Rio Verde - GO			**9.300.000**
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	9.300.000
169Q	Construção do Edifício-Sede da Vara do Trabalho de Jataí - GO			**1.881.000**
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	1.881.000
169R	Construção do Edifício-Sede da Vara do Trabalho de São Luís de Montes Belos - GO			**1.881.000**
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	1.881.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.274.979.502**
		15101 -	*Tribunal Superior do Trabalho*	265.001.806
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	119.115.360
		15103 -	*Tribunal Regional do Trabalho da 2a. Região - São Paulo*	136.733.688
		15104 -	*Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	87.868.872
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	80.832.024
		15106 -	*Tribunal Regional do Trabalho da 5a. Região - Bahia*	59.826.312
		15107 -	*Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	42.515.928
		15108 -	*Tribunal Regional do Trabalho da 7a. Região - Ceará*	20.619.144
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	38.466.792
		15110 -	*Tribunal Regional do Trabalho da 9a. Região - Paraná*	46.407.816
		15111 -	*Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	42.443.856
		15112 -	*Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	18.443.880
		15113 -	*Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	36.514.296
		15114 -	*Tribunal Regional do Trabalho da 13a. Região - Paraíba*	16.917.264
		15115 -	*Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	19.177.704
		15116 -	*Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	114.089.976
		15117 -	*Tribunal Regional do Trabalho da 16a. Região - Maranhão*	13.254.696

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:		**68.026.948.189**
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.274.979.502**
		15118 -	*Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	14.820.624
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	28.068.768
		15120 -	*Tribunal Regional do Trabalho da 19a. Região - Alagoas*	14.152.320
		15121 -	*Tribunal Regional do Trabalho da 20a. Região - Sergipe*	7.292.376
		15122 -	*Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	14.597.856
		15123 -	*Tribunal Regional do Trabalho da 22a. Região - Piauí*	10.358.712
		15124 -	*Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	14.460.264
		15125 -	*Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	12.999.168
20TP	Ativos Civis da União			**15.179.948.527**
		15101 -	*Tribunal Superior do Trabalho*	812.162.550
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	1.365.605.196
		15103 -	*Tribunal Regional do Trabalho da 2a. Região - São Paulo*	2.130.282.826
		15104 -	*Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	1.364.138.917
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	1.156.790.895
		15106 -	*Tribunal Regional do Trabalho da 5a. Região - Bahia*	803.018.510
		15107 -	*Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	625.957.963
		15108 -	*Tribunal Regional do Trabalho da 7a. Região - Ceará*	335.258.955
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	461.819.711
		15110 -	*Tribunal Regional do Trabalho da 9a. Região - Paraná*	836.465.665
		15111 -	*Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	388.942.027
		15112 -	*Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	309.351.051
		15113 -	*Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	541.376.158
		15114 -	*Tribunal Regional do Trabalho da 13a. Região - Paraíba*	329.082.306
		15115 -	*Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	253.588.032
		15116 -	*Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	1.247.749.796
		15117 -	*Tribunal Regional do Trabalho da 16a. Região - Maranhão*	200.712.118
		15118 -	*Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	260.211.119
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	489.672.392
		15120 -	*Tribunal Regional do Trabalho da 19a. Região - Alagoas*	213.837.612
		15121 -	*Tribunal Regional do Trabalho da 20a. Região - Sergipe*	150.581.865
		15122 -	*Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	237.542.881
		15123 -	*Tribunal Regional do Trabalho da 22a. Região - Piauí*	141.911.527
		15124 -	*Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	308.971.652
		15125 -	*Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	214.916.803
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**1.189.420.622**
		15101 -	*Tribunal Superior do Trabalho*	131.648.885
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	102.053.664
		15103 -	*Tribunal Regional do Trabalho da 2a. Região - São Paulo*	147.599.417
		15104 -	*Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	94.569.504
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	84.649.464
		15106 -	*Tribunal Regional do Trabalho da 5a. Região - Bahia*	59.327.676
		15107 -	*Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	47.945.372
		15108 -	*Tribunal Regional do Trabalho da 7a. Região - Ceará*	25.618.909
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	34.758.726

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:	**68.026.948.189**
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**1.189.420.622**
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	60.673.228
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	29.271.990
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	25.386.021
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	39.820.225
		15114 - *Tribunal Regional do Trabalho da 13a. Região - Paraíba*	24.193.372
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	19.547.922
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	92.673.647
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	15.885.350
		15118 - *Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	19.023.129
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	39.496.471
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	16.012.686
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	10.116.481
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	18.965.429
		15123 - *Tribunal Regional do Trabalho da 22a. Região - Piauí*	11.413.042
		15124 - *Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	22.759.976
		15125 - *Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	16.010.036
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**3.195.098**
		15101 - *Tribunal Superior do Trabalho*	1.735.578
		15102 - *Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	46.293
		15103 - *Tribunal Regional do Trabalho da 2a. Região - São Paulo*	30.090
		15104 - *Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	50.000
		15105 - *Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	135.066
		15106 - *Tribunal Regional do Trabalho da 5a. Região - Bahia*	40.000
		15107 - *Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	29.909
		15108 - *Tribunal Regional do Trabalho da 7a. Região - Ceará*	93.349
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	1.000
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	50.880
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	258.829
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	1.000
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	50.640
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	130
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	20.000
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	450.000
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	1.000
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	30.000
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	24.000
		15123 - *Tribunal Regional do Trabalho da 22a. Região - Piauí*	57.333
		15124 - *Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	90.000
		15125 - *Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	1
219I	Publicidade Institucional e de Utilidade Pública		**35.912.552**
		15101 - *Tribunal Superior do Trabalho*	25.221.849
		15102 - *Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	32.397
		15103 - *Tribunal Regional do Trabalho da 2a. Região - São Paulo*	49.128
		15104 - *Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	2.524.324

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0033	**Programa de Gestão e Manutenção do Poder Judiciário**	Valor do Programa Constante da LOA:	**68.026.948.189**
219I	Publicidade Institucional e de Utilidade Pública		**35.912.552**
		15105 - *Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	218.400
		15106 - *Tribunal Regional do Trabalho da 5a. Região - Bahia*	840.834
		15107 - *Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	984.128
		15108 - *Tribunal Regional do Trabalho da 7a. Região - Ceará*	267.997
		15109 - *Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	624.750
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	15.000
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	853.771
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	551.801
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	395.050
		15114 - *Tribunal Regional do Trabalho da 13a. Região - Paraíba*	287.216
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	445.947
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	39.478
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	123.010
		15118 - *Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	132.000
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	363.975
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	293.112
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	271.500
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	458.045
		15123 - *Tribunal Regional do Trabalho da 22a. Região - Piauí*	93.840
		15124 - *Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	725.000
		15125 - *Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	100.000
4224	Assistência Jurídica a Pessoas Carentes		**161.980.552**
		15102 - *Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	7.700.000
		15103 - *Tribunal Regional do Trabalho da 2a. Região - São Paulo*	37.818.052
		15104 - *Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	11.312.079
		15105 - *Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	23.183.484
		15106 - *Tribunal Regional do Trabalho da 5a. Região - Bahia*	7.921.545
		15107 - *Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	5.000.000
		15108 - *Tribunal Regional do Trabalho da 7a. Região - Ceará*	1.500.000
		15109 - *Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	850.000
		15110 - *Tribunal Regional do Trabalho da 9a. Região - Paraná*	6.970.842
		15111 - *Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	2.944.100
		15112 - *Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	998.495
		15113 - *Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	8.368.186
		15114 - *Tribunal Regional do Trabalho da 13a. Região - Paraíba*	1.500.000
		15115 - *Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	942.000
		15116 - *Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	27.333.969
		15117 - *Tribunal Regional do Trabalho da 16a. Região - Maranhão*	1.080.000
		15118 - *Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	3.300.000
		15119 - *Tribunal Regional do Trabalho da 18a. Região - Goiás*	5.100.000
		15120 - *Tribunal Regional do Trabalho da 19a. Região - Alagoas*	1.560.000
		15121 - *Tribunal Regional do Trabalho da 20a. Região - Sergipe*	1.350.000
		15122 - *Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	1.440.000
		15123 - *Tribunal Regional do Trabalho da 22a. Região - Piauí*	200.000

Programa: 0033 **Programa de Gestão e Manutenção do Poder Judiciário** Valor do Programa Constante da LOA: **68.026.948.189**

4224	Assistência Jurídica a Pessoas Carentes			**161.980.552**
		15124 -	*Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	1.447.800
		15125 -	*Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	2.160.000
4256	Apreciação de Causas na Justiça do Trabalho			**2.200.344.289**
		15101 -	*Tribunal Superior do Trabalho*	421.223.505
		15102 -	*Tribunal Regional do Trabalho da 1a. Região - Rio de Janeiro*	138.905.239
		15103 -	*Tribunal Regional do Trabalho da 2a. Região - São Paulo*	240.955.976
		15104 -	*Tribunal Regional do Trabalho da 3a. Região - Minas Gerais*	153.866.468
		15105 -	*Tribunal Regional do Trabalho da 4a. Região - Rio Grande do Sul*	126.438.810
		15106 -	*Tribunal Regional do Trabalho da 5a. Região - Bahia*	90.842.046
		15107 -	*Tribunal Regional do Trabalho da 6a. Região - Pernambuco*	73.096.994
		15108 -	*Tribunal Regional do Trabalho da 7a. Região - Ceará*	45.034.387
		15109 -	*Tribunal Regional do Trabalho da 8a. Região - Pará/Amapá*	66.003.689
		15110 -	*Tribunal Regional do Trabalho da 9a. Região - Paraná*	85.443.992
		15111 -	*Tribunal Regional do Trabalho da 10a. Região - Distrito Federal/Tocantins*	85.923.137
		15112 -	*Tribunal Regional do Trabalho da 11a. Região - Amazonas/Roraima*	61.029.287
		15113 -	*Tribunal Regional do Trabalho da 12a. Região - Santa Catarina*	49.120.976
		15114 -	*Tribunal Regional do Trabalho da 13a. Região - Paraíba*	28.692.882
		15115 -	*Tribunal Regional do Trabalho da 14a. Região - Rondônia/Acre*	36.337.838
		15116 -	*Tribunal Regional do Trabalho da 15a. Região - Campinas/SP*	189.126.376
		15117 -	*Tribunal Regional do Trabalho da 16a. Região - Maranhão*	33.376.112
		15118 -	*Tribunal Regional do Trabalho da 17a. Região - Espírito Santo*	41.839.962
		15119 -	*Tribunal Regional do Trabalho da 18a. Região - Goiás*	57.268.896
		15120 -	*Tribunal Regional do Trabalho da 19a. Região - Alagoas*	26.878.197
		15121 -	*Tribunal Regional do Trabalho da 20a. Região - Sergipe*	25.935.588
		15122 -	*Tribunal Regional do Trabalho da 21a. Região - Rio Grande do Norte*	30.632.812
		15123 -	*Tribunal Regional do Trabalho da 22a. Região - Piauí*	24.415.027
		15124 -	*Tribunal Regional do Trabalho da 23a. Região - Mato Grosso*	37.881.811
		15125 -	*Tribunal Regional do Trabalho da 24a. Região - Mato Grosso do Sul*	30.074.282

Órgão: *16000 Justiça do Distrito Federal e dos Territórios* ***Valor LOA:*** *4.353.591.810*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**671.417.724**
		16101 -	*Tribunal de Justiça do Distrito Federal*	671.417.724
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**346.497.139**
		16101 -	*Tribunal de Justiça do Distrito Federal*	346.497.139
168K	Construção do Centro de Formação, Inovação e Observação, Tecnologia e Memória Institucional do TJDFT			**91.014**
		16101 -	*Tribunal de Justiça do Distrito Federal*	91.014
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**296.637.836**
		16101 -	*Tribunal de Justiça do Distrito Federal*	296.637.836
20TP	Ativos Civis da União			**2.342.328.038**
		16101 -	*Tribunal de Justiça do Distrito Federal*	2.342.328.038
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**206.374.507**
		16101 -	*Tribunal de Justiça do Distrito Federal*	206.374.507
4224	Assistência Jurídica a Pessoas Carentes			**3.310.650**

Programa: 0033 **Programa de Gestão e Manutenção do Poder Judiciário** Valor do Programa Constante da LOA: **68.026.948.189**

Ação	Título	Unidade Orçamentária	Valor
4224	Assistência Jurídica a Pessoas Carentes		**3.310.650**
		16101 - *Tribunal de Justiça do Distrito Federal*	3.310.650
4234	Apreciação e Julgamento de Causas no Distrito Federal		**486.934.902**
		16101 - *Tribunal de Justiça do Distrito Federal*	486.934.902

Órgão: *17000 Conselho Nacional de Justiça* ***Valor LOA:*** *595.134.651*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**85.268**
		17101 - *Conselho Nacional de Justiça*	85.268
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**14.264.990**
		17101 - *Conselho Nacional de Justiça*	14.264.990
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**10.559.606**
		17101 - *Conselho Nacional de Justiça*	10.559.606
20TP	Ativos Civis da União		**114.584.019**
		17101 - *Conselho Nacional de Justiça*	114.584.019
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes		**11.747.583**
		17101 - *Conselho Nacional de Justiça*	11.747.583
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos		**499.000**
		17101 - *Conselho Nacional de Justiça*	499.000
21BH	Controle da atuação administrativa e financeira do Poder Judiciário, do cumprimento dos deveres funcionais dos juízes e Gestão de Políticas Judiciárias		**208.394.185**
		17101 - *Conselho Nacional de Justiça*	208.394.185
21IQ	Modernização do Poder Judiciário		**235.000.000**
		17101 - *Conselho Nacional de Justiça*	235.000.000

Órgão: *72000 Encargos Previdenciarios da União* ***Valor LOA:*** *26.000*

Ação	Título	Unidade Orçamentária	Valor
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**26.000**
		72146 - *Recursos Sob Supervisão do Ministério da Gestão e da Inovação em Serviços Públicos*	13.000
		72233 - *Recursos Sob Supervisão do Instituto Nacional do Seguro Social*	13.000

Programa: 0034 **Programa de Gestão e Manutenção do Poder Legislativo** Valor do Programa Constante da LOA: **17.838.053.129**

Órgão: *01000 Camara dos Deputados* ***Valor LOA:*** *8.334.072.077*

Ação	Título	Unidade Orçamentária	Valor
0181	Aposentadorias e Pensões Civis da União		**2.422.530.000**
		01101 - *Câmara dos Deputados*	2.422.530.000
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais		**170.529.048**
		01101 - *Câmara dos Deputados*	170.529.048
10S2	Construção do Centro de Tecnologia da Câmara dos Deputados		**9.000.000**
		01101 - *Câmara dos Deputados*	9.000.000
12F2	Reforma dos Imóveis Funcionais Destinados à Moradia dos Deputados Federais		**12.000.000**
		01101 - *Câmara dos Deputados*	12.000.000
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes		**363.787.336**
		01101 - *Câmara dos Deputados*	350.857.478
		01901 - *Fundo Rotativo da Câmara dos Deputados*	12.929.858
20TP	Ativos Civis da União		**3.575.631.411**
		01101 - *Câmara dos Deputados*	3.575.631.411

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. | *Valores em R$1,00.*
Recursos de todas as fontes.

Programa: 0034	**Programa de Gestão e Manutenção do Poder Legislativo**	Valor do Programa Constante da LOA:		**17.838.053.129**
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**372.200.000**
		01101 -	*Câmara dos Deputados*	372.200.000
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**9.257.934**
		01101 -	*Câmara dos Deputados*	9.257.934
4061	Processo Legislativo, Fiscalização e Representação Política			**1.399.136.348**
		01101 -	*Câmara dos Deputados*	1.274.753.687
		01901 -	*Fundo Rotativo da Câmara dos Deputados*	124.382.661

Órgão: *02000 Senado Federal* — ***Valor LOA:*** *6.458.555.792*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**2.597.563.773**
		02101 -	*Senado Federal*	2.597.563.773
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**159.569.019**
		02101 -	*Senado Federal*	159.569.019
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**352.388.253**
		02101 -	*Senado Federal*	352.388.253
20TP	Ativos Civis da União			**2.175.107.328**
		02101 -	*Senado Federal*	2.175.107.328
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**169.372.052**
		02101 -	*Senado Federal*	169.372.052
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**1.386.000**
		02101 -	*Senado Federal*	1.386.000
219I	Publicidade Institucional e de Utilidade Pública			**75.000.000**
		02101 -	*Senado Federal*	75.000.000
4061	Processo Legislativo, Fiscalização e Representação Política			**928.169.367**
		02101 -	*Senado Federal*	928.169.367

Órgão: *03000 Tribunal de Contas da União* — ***Valor LOA:*** *3.045.425.260*

Ação	Título	Unidade Orçamentária		Valor
0181	Aposentadorias e Pensões Civis da União			**968.099.753**
		03101 -	*Tribunal de Contas da União*	968.099.753
09HB	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais			**140.533.811**
		03101 -	*Tribunal de Contas da União*	140.533.811
2004	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes			**99.822.008**
		03101 -	*Tribunal de Contas da União*	99.822.008
20TP	Ativos Civis da União			**1.204.978.196**
		03101 -	*Tribunal de Contas da União*	1.204.978.196
212B	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes			**64.904.667**
		03101 -	*Tribunal de Contas da União*	64.904.667
216H	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos			**3.255.737**
		03101 -	*Tribunal de Contas da União*	3.255.737
219I	Publicidade Institucional e de Utilidade Pública			**11.741.199**
		03101 -	*Tribunal de Contas da União*	11.741.199
21EP	Retribuição no Exterior			**1.766.371**
		03101 -	*Tribunal de Contas da União*	1.766.371
21IK	Exercício do Mandato do TCU no Conselho de Auditores da Organização da Nações Unidas (ONU) - UN Board of Auditors			**26.325.366**

Programa: 0034	**Programa de Gestão e Manutenção do Poder Legislativo**	Valor do Programa Constante da LOA:	**17.838.053.129**
21IK	Exercício do Mandato do TCU no Conselho de Auditores da Organização da Nações Unidas (ONU) - UN Board of Auditors		**26.325.366**
		03101 - *Tribunal de Contas da União*	26.325.366
4018	Fiscalização da Aplicação dos Recursos Públicos Federais		**516.498.152**
		03101 - *Tribunal de Contas da União*	516.498.152
7Y25	Modernização da Infraestrutura de Apoio Institucional do TCU		**7.500.000**
		03101 - *Tribunal de Contas da União*	7.500.000

Programa: 0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**	Valor do Programa Constante da LOA:	**554.045**
Órgão:	*53000 Ministério da Integração e do Desenvolvimento Regional*	***Valor LOA:***	*554.045*
Ação	Título	Unidade Orçamentária	Valor
21H1	Auxílio ao Filho com Deficiência		**554.045**
		53201 - *Companhia de Desenvolvimento dos Vales do São Francisco e do Parnaíba - CODEVASF*	554.045

LEI ORÇAMENTÁRIA

VOLUME III

DETALHAMENTO DAS AÇÕES

PODER LEGISLATIVO
TRIBUNAL DE CONTAS DA UNIÃO
PODER JUDICIÁRIO
DEFENSORIA PÚBLICA DA UNIÃO
MINISTÉRIO PÚBLICO DA UNIÃO

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 01000 CAMARA DOS DEPUTADOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		6.961.612.231	8.594.493.584	8.594.493.584	9.262.147.825	9.262.147.825
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	6.825.087.341	8.387.123.970	8.387.123.970	9.000.855.575	8.334.072.077
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	135.408.568	175.148.453	175.148.453	210.385.849	210.385.849
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.116.322	1.991.000	1.991.000	1.849.500	1.849.500
0999	RESERVA DE CONTINGÊNCIA	0	30.230.161	30.230.161	49.056.901	715.840.399
Funcao						
01	LEGISLATIVA	4.822.419.558	6.151.123.970	6.151.123.970	6.436.325.575	5.911.542.077
09	PREVIDÊNCIA SOCIAL	2.002.667.783	2.236.000.000	2.236.000.000	2.564.530.000	2.422.530.000
28	ENCARGOS ESPECIAIS	136.524.890	177.139.453	177.139.453	212.235.349	212.235.349
99	RESERVA DE CONTINGÊNCIA	0	30.230.161	30.230.161	49.056.901	715.840.399
Subfuncao						
031	AÇÃO LEGISLATIVA	849.011.192	1.299.329.706	1.299.329.706	1.399.136.348	1.399.136.348
122	ADMINISTRAÇÃO GERAL	3.195.321.613	3.977.598.344	3.977.598.344	4.073.849.577	3.605.889.345
131	COMUNICAÇÃO SOCIAL	0	8.000.000	8.000.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.002.667.783	2.236.000.000	2.236.000.000	2.564.530.000	2.422.530.000
274	PREVIDÊNCIA ESPECIAL	0	0	0	91.206	91.206
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	568.960.941	638.680.000	638.680.000	735.987.336	735.987.336
845	OUTRAS TRANSFERÊNCIAS	0	90.505	90.505	0	0
846	OUTROS ENCARGOS ESPECIAIS	345.650.702	404.564.868	404.564.868	439.496.457	382.673.191
999	RESERVA DE CONTINGÊNCIA	0	30.230.161	30.230.161	49.056.901	715.840.399
UO						
01101	CÂMARA DOS DEPUTADOS	6.951.052.802	8.437.567.816	8.437.567.816	9.124.835.306	9.124.835.306
01901	FUNDO ROTATIVO DA CÂMARA DOS DEPUTADOS	10.559.429	156.925.768	156.925.768	137.312.519	137.312.519
GND						
1	PESSOAL E ENCARGOS SOCIAIS	5.488.293.524	6.576.518.992	6.576.518.992	7.094.833.707	7.094.833.707
3	OUTRAS DESPESAS CORRENTES	1.385.028.037	1.772.296.604	1.772.296.604	1.942.421.026	1.942.421.026
4	INVESTIMENTOS	88.290.670	245.469.951	245.469.951	224.893.092	224.893.092
9	RESERVA DE CONTINGENCIA	0	208.037	208.037	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**4.530.303.707**		**1.867.491.168**	**162.510.431**				**6.560.305.306**
1001	**2.182.505.291**							**2.182.505.291**
1050			**74.929.858**	**61.069.528**				**135.999.386**
1051				**1.313.133**				**1.313.133**
1056	**382.024.709**							**382.024.709**
Total	**7.094.833.707**	**0**	**1.942.421.026**	**224.893.092**	**0**	**0**	**0**	**9.262.147.825**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 01000 CAMARA DOS DEPUTADOS

Unidade: 01101 CÂMARA DOS DEPUTADOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		6.951.052.802	8.437.567.816	8.437.567.816	9.124.835.306	9.124.835.306
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	6.814.527.912	8.230.406.239	8.230.406.239	8.863.543.056	8.196.759.558
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	135.408.568	175.148.453	175.148.453	210.385.849	210.385.849
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.116.322	1.991.000	1.991.000	1.849.500	1.849.500
0999	RESERVA DE CONTINGÊNCIA	0	30.022.124	30.022.124	49.056.901	715.840.399
Funcao						
01	LEGISLATIVA	4.811.860.129	5.994.406.239	5.994.406.239	6.299.013.056	5.774.229.558
09	PREVIDÊNCIA SOCIAL	2.002.667.783	2.236.000.000	2.236.000.000	2.564.530.000	2.422.530.000
28	ENCARGOS ESPECIAIS	136.524.890	177.139.453	177.139.453	212.235.349	212.235.349
99	RESERVA DE CONTINGÊNCIA	0	30.022.124	30.022.124	49.056.901	715.840.399
Subfuncao						
031	AÇÃO LEGISLATIVA	846.942.408	1.154.111.975	1.154.111.975	1.274.753.687	1.274.753.687
122	ADMINISTRAÇÃO GERAL	3.195.321.613	3.977.598.344	3.977.598.344	4.073.849.577	3.605.889.345
131	COMUNICAÇÃO SOCIAL	0	8.000.000	8.000.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.002.667.783	2.236.000.000	2.236.000.000	2.564.530.000	2.422.530.000
274	PREVIDÊNCIA ESPECIAL	0	0	0	91.206	91.206
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	560.470.297	627.180.000	627.180.000	723.057.478	723.057.478
845	OUTRAS TRANSFERÊNCIAS	0	90.505	90.505	0	0
846	OUTROS ENCARGOS ESPECIAIS	345.650.702	404.564.868	404.564.868	439.496.457	382.673.191
999	RESERVA DE CONTINGÊNCIA	0	30.022.124	30.022.124	49.056.901	715.840.399
GND						
1	PESSOAL E ENCARGOS SOCIAIS	5.488.293.524	6.576.518.992	6.576.518.992	7.094.833.707	7.094.833.707
3	OUTRAS DESPESAS CORRENTES	1.376.229.474	1.693.796.604	1.693.796.604	1.867.491.168	1.867.491.168
4	INVESTIMENTOS	86.529.805	167.252.220	167.252.220	162.510.431	162.510.431

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**4.530.303.707**		**1.867.491.168**	**162.510.431**				**6.560.305.306**
1001	**2.182.505.291**							**2.182.505.291**
1056	**382.024.709**							**382.024.709**
Total	**7.094.833.707**	**0**	**1.867.491.168**	**162.510.431**	**0**	**0**	**0**	**9.124.835.306**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 01000 CAMARA DOS DEPUTADOS

Unidade: 01101 CÂMARA DOS DEPUTADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0034	**Programa de Gestão e Manutenção do Poder Legislativo**								**8.196.759.558**
	Atividade								**5.582.700.510**
0034 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**350.857.478**
0034 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								350.857.478
			F	3-ODC	1	90	0	1000	348.497.478
			F	4-INV	1	90	0	1000	2.360.000
0034 **20TP**	**Ativos Civis da União**	01 122							**3.575.631.411**
0034 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								3.575.631.411
			F	1-PES	1	90	0	1000	3.575.631.411
0034 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**372.200.000**
0034 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								372.200.000
			F	3-ODC	1	90	0	1000	372.200.000
0034 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	01 122							**9.257.934**
0034 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF**								9.257.934
	Agente público beneficiado (unidade): 143		F	3-ODC	2	90	0	1000	9.257.934
0034 **4061**	**Processo Legislativo, Fiscalização e Representação Política**	01 031							**1.274.753.687**
0034 4061 **5664**	Processo Legislativo, Fiscalização e Representação Política - **Em Brasília - DF**								1.274.753.687
	Sessão realizada (unidade): 2.121		F	3-ODC	2	90	0	1000	1.134.530.995
			F	3-ODC	2	91	0	1000	1.072.261
			F	4-INV	2	90	0	1000	139.150.431
	Projeto								**21.000.000**
0034 **10S2**	**Construção do Centro de Tecnologia da Câmara dos Deputados**	01 122							**9.000.000**
0034 10S2 **5664**	Construção do Centro de Tecnologia da Câmara dos Deputados - **Em Brasília - DF**								9.000.000
	Edifício construído (% de execução física): 11		F	4-INV	2	90	0	1000	9.000.000
0034 **12F2**	**Reforma dos Imóveis Funcionais Destinados à Moradia dos Deputados Federais**	01 122							**12.000.000**
0034 12F2 **5664**	Reforma dos Imóveis Funcionais Destinados à Moradia dos Deputados Federais - **Em Brasília - DF**								12.000.000
	Imóvel reformado (% de execução física): 2		F	4-INV	2	90	0	1000	12.000.000
	Operação Especial								**2.593.059.048**
0034 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.422.530.000**
0034 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								2.422.530.000
			S	1-PES	1	90	0	1001	2.040.505.291
			S	1-PES	1	90	0	1056	382.024.709
0034 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	01 846							**170.529.048**
0034 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								170.529.048
			F	1-PES	0	91	0	1000	170.529.048
0909	**Operações Especiais: Outros Encargos Especiais**								**210.385.849**
	Operação Especial								**210.385.849**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**72.000.000**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								72.000.000
			F	1-PES	1	90	0	1000	72.000.000
0909 **00UX**	**Demais Aposentadorias e Complementações**	28 846							**132.770.000**
0909 00UX **5664**	Demais Aposentadorias e Complementações - **Em Brasília - DF**								132.770.000
			S	1-PES	1	90	0	1000	132.770.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**5.441.643**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								5.441.643
			S	1-PES	1	90	0	1000	5.441.643

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 01000 CAMARA DOS DEPUTADOS

Unidade: 01101 CÂMARA DOS DEPUTADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 **0531**	**Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal**	28 274							**91.206**
0909 0531 **0001**	Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal - **Nacional**								91.206
			S	1-PES	1	90	0	1000	91.206
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**83.000**
0909 0536 **5664**	Benefícios de Legislação Especial - **Em Brasília - DF**								83.000
			S	3-ODC	1	90	0	1000	83.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**1.849.500**
	Operação Especial								**1.849.500**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**30.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								30.000
			F	3-ODC	2	50	0	1000	30.000
0910 **00UT**	**Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica**	28 846							**1.810.000**
0910 00UT **5664**	Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica - **Em Brasília - DF**								1.810.000
			F	3-ODC	1	80	0	1000	1.810.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**9.500**
0910 00UU **5664**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Em Brasília - DF**								9.500
			F	3-ODC	2	80	0	1000	9.500
0999	**Reserva de Contingência**								**715.840.399**
	Operação Especial								**715.840.399**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**58.486.073**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								58.486.073
			F	1-PES	0	90	0	1000	58.486.073
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**657.354.326**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								657.354.326
			F	1-PES	1	90	0	1000	515.354.326
			F	1-PES	1	90	0	1001	142.000.000
Total									**9.124.835.306**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 01000 CAMARA DOS DEPUTADOS

Unidade: 01901 FUNDO ROTATIVO DA CÂMARA DOS DEPUTADOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		10.559.429	156.925.768	156.925.768	137.312.519	137.312.519
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	10.559.429	156.717.731	156.717.731	137.312.519	137.312.519
0999	RESERVA DE CONTINGÊNCIA	0	208.037	208.037	0	0
Funcao						
01	LEGISLATIVA	10.559.429	156.717.731	156.717.731	137.312.519	137.312.519
99	RESERVA DE CONTINGÊNCIA	0	208.037	208.037	0	0
Subfuncao						
031	AÇÃO LEGISLATIVA	2.068.784	145.217.731	145.217.731	124.382.661	124.382.661
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.490.644	11.500.000	11.500.000	12.929.858	12.929.858
999	RESERVA DE CONTINGÊNCIA	0	208.037	208.037	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	8.798.564	78.500.000	78.500.000	74.929.858	74.929.858
4	INVESTIMENTOS	1.760.865	78.217.731	78.217.731	62.382.661	62.382.661
9	RESERVA DE CONTINGENCIA	0	208.037	208.037	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**74.929.858**	**61.069.528**				**135.999.386**
1051				**1.313.133**				**1.313.133**
Total	**0**	**0**	**74.929.858**	**62.382.661**	**0**	**0**	**0**	**137.312.519**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 01000 CAMARA DOS DEPUTADOS

Unidade: 01901 FUNDO ROTATIVO DA CÂMARA DOS DEPUTADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0034	**Programa de Gestão e Manutenção do Poder Legislativo**								**137.312.519**
	Atividade								**137.312.519**
0034 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**12.929.858**
0034 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								12.929.858
			F	3-ODC	1	90	0	1050	12.929.858
0034 **4061**	**Processo Legislativo, Fiscalização e Representação Política**	01 031							**124.382.661**
0034 4061 **5664**	Processo Legislativo, Fiscalização e Representação Política - **Em Brasília - DF**								124.382.661
	Sessão realizada (unidade): 239		F	3-ODC	2	90	0	1050	62.000.000
			F	4-INV	2	90	0	1050	61.069.528
			F	4-INV	2	90	0	1051	1.313.133
Total									**137.312.519**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 02000 SENADO FEDERAL

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		5.503.713.859	6.317.040.410	6.317.040.410	6.816.912.036	6.816.912.036
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	5.416.760.833	6.025.714.094	6.025.714.094	6.630.119.672	6.458.555.792
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	85.678.082	82.876.998	82.876.998	116.368.214	116.368.214
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.274.944	1.687.004	1.687.004	1.929.329	1.929.329
0999	RESERVA DE CONTINGÊNCIA	0	206.762.314	206.762.314	68.494.821	240.058.701
Funcao						
01	LEGISLATIVA	3.045.357.002	3.602.300.788	3.602.300.788	4.032.555.899	3.860.992.019
09	PREVIDÊNCIA SOCIAL	2.371.403.831	2.423.413.306	2.423.413.306	2.597.563.773	2.597.563.773
28	ENCARGOS ESPECIAIS	86.953.026	84.564.002	84.564.002	118.297.543	118.297.543
99	RESERVA DE CONTINGÊNCIA	0	206.762.314	206.762.314	68.494.821	240.058.701
Subfuncao						
031	AÇÃO LEGISLATIVA	591.180.177	844.357.010	844.357.010	928.169.367	928.169.367
122	ADMINISTRAÇÃO GERAL	1.883.992.427	2.094.649.063	2.094.649.063	2.343.816.480	2.176.493.328
131	COMUNICAÇÃO SOCIAL	0	50.000.000	50.000.000	75.000.000	75.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.371.403.831	2.423.413.306	2.423.413.306	2.597.563.773	2.597.563.773
274	PREVIDÊNCIA ESPECIAL	0	0	0	50.000	50.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	426.387.885	459.595.366	459.595.366	521.760.305	521.760.305
846	OUTROS ENCARGOS ESPECIAIS	230.749.539	238.263.351	238.263.351	282.057.290	277.816.562
999	RESERVA DE CONTINGÊNCIA	0	206.762.314	206.762.314	68.494.821	240.058.701
UO						
02101	SENADO FEDERAL	5.503.713.859	6.317.040.410	6.317.040.410	6.816.912.036	6.816.912.036
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.484.118.343	4.854.186.219	4.854.186.219	5.288.667.035	5.288.667.035
3	OUTRAS DESPESAS CORRENTES	948.630.917	1.187.959.171	1.187.959.171	1.411.530.254	1.411.530.254
4	INVESTIMENTOS	70.964.599	169.396.209	169.396.209	116.714.747	116.714.747
9	RESERVA DE CONTINGENCIA	0	105.498.811	105.498.811	0	0

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**2.691.103.262**		**1.399.268.020**	**105.734.610**				**4.196.105.892**
1001	**2.322.310.930**							**2.322.310.930**
1004			**5.119.944**					**5.119.944**
1050			**7.142.290**	**10.713.436**				**17.855.726**
1051				**266.701**				**266.701**
1056	**275.252.843**							**275.252.843**
Total	**5.288.667.035**	**0**	**1.411.530.254**	**116.714.747**	**0**	**0**	**0**	**6.816.912.036**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 02000 SENADO FEDERAL

Unidade: 02101 SENADO FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.503.713.859	6.317.040.410	6.317.040.410	6.816.912.036	6.816.912.036
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	5.416.760.833	6.025.714.094	6.025.714.094	6.630.119.672	6.458.555.792
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	85.678.082	82.876.998	82.876.998	116.368.214	116.368.214
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.274.944	1.687.004	1.687.004	1.929.329	1.929.329
0999	RESERVA DE CONTINGÊNCIA	0	206.762.314	206.762.314	68.494.821	240.058.701
Funcao						
01	LEGISLATIVA	3.045.357.002	3.602.300.788	3.602.300.788	4.032.555.899	3.860.992.019
09	PREVIDÊNCIA SOCIAL	2.371.403.831	2.423.413.306	2.423.413.306	2.597.563.773	2.597.563.773
28	ENCARGOS ESPECIAIS	86.953.026	84.564.002	84.564.002	118.297.543	118.297.543
99	RESERVA DE CONTINGÊNCIA	0	206.762.314	206.762.314	68.494.821	240.058.701
Subfuncao						
031	AÇÃO LEGISLATIVA	591.180.177	844.357.010	844.357.010	928.169.367	928.169.367
122	ADMINISTRAÇÃO GERAL	1.883.992.427	2.094.649.063	2.094.649.063	2.343.816.480	2.176.493.328
131	COMUNICAÇÃO SOCIAL	0	50.000.000	50.000.000	75.000.000	75.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.371.403.831	2.423.413.306	2.423.413.306	2.597.563.773	2.597.563.773
274	PREVIDÊNCIA ESPECIAL	0	0	0	50.000	50.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	426.387.885	459.595.366	459.595.366	521.760.305	521.760.305
846	OUTROS ENCARGOS ESPECIAIS	230.749.539	238.263.351	238.263.351	282.057.290	277.816.562
999	RESERVA DE CONTINGÊNCIA	0	206.762.314	206.762.314	68.494.821	240.058.701
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.484.118.343	4.854.186.219	4.854.186.219	5.288.667.035	5.288.667.035
3	OUTRAS DESPESAS CORRENTES	948.630.917	1.187.959.171	1.187.959.171	1.411.530.254	1.411.530.254
4	INVESTIMENTOS	70.964.599	169.396.209	169.396.209	116.714.747	116.714.747
9	RESERVA DE CONTINGENCIA	0	105.498.811	105.498.811	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**2.691.103.262**		**1.399.268.020**	**105.734.610**				**4.196.105.892**
1001	**2.322.310.930**							**2.322.310.930**
1004			**5.119.944**					**5.119.944**
1050			**7.142.290**	**10.713.436**				**17.855.726**
1051				**266.701**				**266.701**
1056	**275.252.843**							**275.252.843**
Total	**5.288.667.035**	**0**	**1.411.530.254**	**116.714.747**	**0**	**0**	**0**	**6.816.912.036**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 02000 SENADO FEDERAL

Unidade: 02101 SENADO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0034	**Programa de Gestão e Manutenção do Poder Legislativo**								**6.458.555.792**
	Atividade								**3.701.423.000**
0034 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**352.388.253**
0034 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								352.388.253
			S	3-ODC	1	90	0	1000	347.048.309
			S	3-ODC	1	90	0	1004	5.119.944
			S	4-INV	1	90	0	1000	220.000
0034 **20TP**	**Ativos Civis da União**	01 122							**2.175.107.328**
0034 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								2.175.107.328
			F	1-PES	1	90	0	1000	2.028.489.615
			F	1-PES	1	91	0	1000	146.617.713
0034 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**169.372.052**
0034 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								169.372.052
			F	3-ODC	1	90	0	1000	169.372.052
0034 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	01 122							**1.386.000**
0034 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF**								1.386.000
	Agente público beneficiado (unidade): 21		F	3-ODC	2	90	0	1000	1.386.000
0034 **219I**	**Publicidade Institucional e de Utilidade Pública**	01 131							**75.000.000**
0034 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional**								75.000.000
	Conteúdo divulgado (unidade): 200		F	3-ODC	2	90	0	1000	75.000.000
0034 **4061**	**Processo Legislativo, Fiscalização e Representação Política**	01 031							**928.169.367**
0034 4061 **5664**	Processo Legislativo, Fiscalização e Representação Política - **Em Brasília - DF**								928.169.367
	Sessão realizada (unidade): 950		F	3-ODC	2	90	0	1000	803.529.612
			F	3-ODC	2	90	0	1050	7.142.290
			F	3-ODC	2	91	0	1000	1.002.718
			F	4-INV	2	90	0	1000	105.514.610
			F	4-INV	2	90	0	1050	10.713.436
			F	4-INV	2	90	0	1051	266.701
	Operação Especial								**2.757.132.792**
0034 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.597.563.773**
0034 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								2.597.563.773
			S	1-PES	1	90	0	1001	2.322.310.930
			S	1-PES	1	90	0	1056	275.252.843
0034 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	01 846							**159.569.019**
0034 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								159.569.019
			F	1-PES	0	91	0	1000	159.569.019
0909	**Operações Especiais: Outros Encargos Especiais**								**116.368.214**
	Operação Especial								**116.368.214**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**91.782.191**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								91.782.191
			F	1-PES	1	90	0	1000	91.782.191
0909 **00UX**	**Demais Aposentadorias e Complementações**	28 846							**24.486.023**
0909 00UX **5664**	Demais Aposentadorias e Complementações - **Em Brasília - DF**								24.486.023
			S	1-PES	1	90	0	1000	24.486.023
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**50.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								50.000
			S	1-PES	1	90	0	1000	50.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 02000 SENADO FEDERAL

Unidade: 02101 SENADO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 **0531**	**Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal**	28 274							**50.000**
0909 0531 **0001**	Compensação Financeira entre PSSC e as Entidades de Previdência Federal, Estadual e Municipal - **Nacional**								50.000
			S	1-PES	1	90	0	1000	50.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**1.929.329**
	Operação Especial								**1.929.329**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**109.935**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								109.935
			F	3-ODC	2	50	0	1000	109.935
0910 **00UT**	**Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica**	28 846							**1.650.358**
0910 00UT **0002**	Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica - **Exterior**								1.650.358
			F	3-ODC	1	80	0	1000	1.650.358
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**169.036**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								169.036
			F	3-ODC	2	80	0	1000	169.036
0999	**Reserva de Contingência**								**240.058.701**
	Operação Especial								**240.058.701**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**8.199.791**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								8.199.791
			F	1-PES	0	91	0	1000	8.199.791
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**231.858.910**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								231.858.910
			F	1-PES	1	90	0	1000	231.858.910
Total									**6.816.912.036**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 03000 TRIBUNAL DE CONTAS DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.617.595.253	3.059.074.332	3.059.074.332	3.311.291.493	3.311.244.494
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	2.596.328.644	3.008.492.670	3.008.492.670	3.047.278.288	3.045.425.260
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	21.148.170	27.807.400	27.807.400	32.733.757	33.933.757
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	118.439	191.061	191.061	158.000	158.000
0999	RESERVA DE CONTINGÊNCIA	0	22.583.201	22.583.201	231.121.448	231.727.477
Funcao						
01	LEGISLATIVA	1.661.644.095	2.003.752.157	2.003.752.157	2.079.178.535	2.077.325.507
09	PREVIDÊNCIA SOCIAL	934.684.549	1.004.740.513	1.004.740.513	968.099.753	968.099.753
28	ENCARGOS ESPECIAIS	21.266.609	27.998.461	27.998.461	32.891.757	34.091.757
99	RESERVA DE CONTINGÊNCIA	0	22.583.201	22.583.201	231.121.448	231.727.477
Subfuncao						
032	CONTROLE EXTERNO	329.154.137	498.784.273	498.784.273	551.523.518	542.823.518
122	ADMINISTRAÇÃO GERAL	1.078.413.687	1.206.724.814	1.206.724.814	1.210.653.332	1.217.500.304
131	COMUNICAÇÃO SOCIAL	3.777.537	1.557.727	1.557.727	11.741.199	11.741.199
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	934.684.549	1.004.740.513	1.004.740.513	968.099.753	968.099.753
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	123.370.945	132.345.702	132.345.702	164.726.675	164.726.675
846	OUTROS ENCARGOS ESPECIAIS	148.194.398	192.338.102	192.338.102	173.425.568	174.625.568
999	RESERVA DE CONTINGÊNCIA	0	22.583.201	22.583.201	231.121.448	231.727.477
UO						
03101	TRIBUNAL DE CONTAS DA UNIÃO	2.617.595.253	3.059.074.332	3.059.074.332	3.311.291.493	3.311.244.494
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.160.910.426	2.423.530.769	2.423.530.769	2.579.886.364	2.581.039.365
3	OUTRAS DESPESAS CORRENTES	433.778.931	596.751.503	596.751.503	628.539.979	627.339.979
4	INVESTIMENTOS	22.905.897	38.792.060	38.792.060	102.865.150	102.865.150

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.612.939.612**		**604.250.783**	**89.865.084**				**2.307.055.479**
1001	**731.957.937**							**731.957.937**
1050			**23.089.196**	**13.000.066**				**36.089.262**
1056	**236.141.816**							**236.141.816**
Total	**2.581.039.365**	**0**	**627.339.979**	**102.865.150**	**0**	**0**	**0**	**3.311.244.494**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 03000 TRIBUNAL DE CONTAS DA UNIÃO

Unidade: 03101 TRIBUNAL DE CONTAS DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.617.595.253	3.059.074.332	3.059.074.332	3.311.291.493	3.311.244.494
Programa						
0034	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER LEGISLATIVO	2.596.328.644	3.008.492.670	3.008.492.670	3.047.278.288	3.045.425.260
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	21.148.170	27.807.400	27.807.400	32.733.757	33.933.757
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	118.439	191.061	191.061	158.000	158.000
0999	RESERVA DE CONTINGÊNCIA	0	22.583.201	22.583.201	231.121.448	231.727.477
Funcao						
01	LEGISLATIVA	1.661.644.095	2.003.752.157	2.003.752.157	2.079.178.535	2.077.325.507
09	PREVIDÊNCIA SOCIAL	934.684.549	1.004.740.513	1.004.740.513	968.099.753	968.099.753
28	ENCARGOS ESPECIAIS	21.266.609	27.998.461	27.998.461	32.891.757	34.091.757
99	RESERVA DE CONTINGÊNCIA	0	22.583.201	22.583.201	231.121.448	231.727.477
Subfuncao						
032	CONTROLE EXTERNO	329.154.137	498.784.273	498.784.273	551.523.518	542.823.518
122	ADMINISTRAÇÃO GERAL	1.078.413.687	1.206.724.814	1.206.724.814	1.210.653.332	1.217.500.304
131	COMUNICAÇÃO SOCIAL	3.777.537	1.557.727	1.557.727	11.741.199	11.741.199
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	934.684.549	1.004.740.513	1.004.740.513	968.099.753	968.099.753
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	123.370.945	132.345.702	132.345.702	164.726.675	164.726.675
846	OUTROS ENCARGOS ESPECIAIS	148.194.398	192.338.102	192.338.102	173.425.568	174.625.568
999	RESERVA DE CONTINGÊNCIA	0	22.583.201	22.583.201	231.121.448	231.727.477
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.160.910.426	2.423.530.769	2.423.530.769	2.579.886.364	2.581.039.365
3	OUTRAS DESPESAS CORRENTES	433.778.931	596.751.503	596.751.503	628.539.979	627.339.979
4	INVESTIMENTOS	22.905.897	38.792.060	38.792.060	102.865.150	102.865.150

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.612.939.612**		**604.250.783**	**89.865.084**				**2.307.055.479**
1001	**731.957.937**							**731.957.937**
1050			**23.089.196**	**13.000.066**				**36.089.262**
1056	**236.141.816**							**236.141.816**
Total	**2.581.039.365**	**0**	**627.339.979**	**102.865.150**	**0**	**0**	**0**	**3.311.244.494**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 03000 TRIBUNAL DE CONTAS DA UNIÃO

Unidade: 03101 TRIBUNAL DE CONTAS DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0034	**Programa de Gestão e Manutenção do Poder Legislativo**								**3.045.425.260**
	Atividade								**1.929.291.696**
0034 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**99.822.008**
0034 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								98.055.128
			F	3-ODC	1	90	0	1000	98.055.128
0034 2004 **0002**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								1.766.880
			F	3-ODC	1	90	0	1000	1.766.880
0034 **20TP**	**Ativos Civis da União**	01 122							**1.204.978.196**
0034 20TP **0001**	Ativos Civis da União - **Nacional**								1.204.978.196
			F	1-PES	1	90	0	1000	1.204.978.196
0034 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	01 331							**64.904.667**
0034 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								63.276.476
			F	3-ODC	1	90	0	1000	63.276.476
0034 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								1.628.191
			F	3-ODC	1	90	0	1000	1.628.191
0034 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	01 122							**3.255.737**
0034 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								700.000
	Agente público beneficiado (unidade): 12		F	3-ODC	2	90	0	1000	700.000
0034 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								2.555.737
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	0	1000	2.555.737
0034 **219I**	**Publicidade Institucional e de Utilidade Pública**	01 131							**11.741.199**
0034 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional**								11.741.199
	Conteúdo divulgado (unidade): 2.007		F	3-ODC	2	90	0	1000	11.741.199
0034 **21EP**	**Retribuição no Exterior**	01 122							**1.766.371**
0034 21EP **0002**	Retribuição no Exterior - **Exterior**								1.766.371
			F	1-PES	1	90	0	1000	1.766.371
0034 **21IK**	**Exercício do Mandato do TCU no Conselho de Auditores da Organização da Nações Unidas (ONU) - UN Board of Auditors**	01 032							**26.325.366**
0034 21IK **0001**	Exercício do Mandato do TCU no Conselho de Auditores da Organização da Nações Unidas (ONU) - UN Board of Auditors - **Nacional**								26.325.366
	Relatório elaborado (unidade): 11		F	3-ODC	2	90	0	1000	26.325.366
0034 **4018**	**Fiscalização da Aplicação dos Recursos Públicos Federais**	01 032							**516.498.152**
0034 4018 **0001**	Fiscalização da Aplicação dos Recursos Públicos Federais - **Nacional**								516.498.152
	Processo de controle externo apreciado conclusivamente (unidade): 4.400		F	3-ODC	2	90	0	1000	398.005.991
			F	3-ODC	2	90	0	1050	23.089.196
			F	3-ODC	2	91	0	1000	37.815
			F	4-INV	2	90	0	1000	82.365.084
			F	4-INV	2	90	0	1050	13.000.066
	Projeto								**7.500.000**
0034 **7Y25**	**Modernização da Infraestrutura de Apoio Institucional do TCU**	01 122							**7.500.000**
0034 7Y25 **0001**	Modernização da Infraestrutura de Apoio Institucional do TCU - **Nacional**								7.500.000
	Área construída/ampliada/reformada (m²): 725		F	4-INV	2	90	0	1000	7.500.000
	Operação Especial								**1.108.633.564**
0034 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**968.099.753**
0034 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								968.099.753
			S	1-PES	1	90	0	1001	731.957.937
			S	1-PES	1	90	0	1056	236.141.816
0034 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	01 846							**140.533.811**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Legislativo

Órgão: 03000 TRIBUNAL DE CONTAS DA UNIÃO

Unidade: 03101 TRIBUNAL DE CONTAS DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0034 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								140.533.811
			F	1-PES	0	91	0	1000	140.533.811
0909	**Operações Especiais: Outros Encargos Especiais**								**33.933.757**
	Operação Especial								**33.933.757**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**32.733.757**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								32.733.757
			F	1-PES	1	90	0	1000	32.733.757
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.200.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.200.000
			F	1-PES	1	90	0	1000	1.200.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**158.000**
	Operação Especial								**158.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**158.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								158.000
			F	3-ODC	2	80	0	1000	158.000
0999	**Reserva de Contingência**								**231.727.477**
	Operação Especial								**231.727.477**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**25.320.499**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								25.320.499
			F	1-PES	0	91	0	1000	25.320.499
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**206.406.978**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								206.406.978
			F	1-PES	1	90	0	1000	206.406.978
Total									**3.311.244.494**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 10000 SUPREMO TRIBUNAL FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		959.345.375	953.887.705	953.887.705	1.098.903.433	1.098.903.433
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	957.167.277	939.589.758	934.153.596	1.020.363.536	1.005.085.680
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.607.427	2.557.907	2.557.907	3.030.000	3.030.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	570.671	606.000	606.000	810.000	810.000
0999	RESERVA DE CONTINGÊNCIA	0	11.134.040	16.570.202	74.699.897	89.977.753
Funcao						
02	JUDICIÁRIA	783.882.894	751.450.540	746.014.378	829.633.170	814.355.314
09	PREVIDÊNCIA SOCIAL	173.284.384	188.139.218	188.139.218	190.730.366	190.730.366
28	ENCARGOS ESPECIAIS	2.178.098	3.163.907	3.163.907	3.840.000	3.840.000
99	RESERVA DE CONTINGÊNCIA	0	11.134.040	16.570.202	74.699.897	89.977.753
Subfuncao						
061	AÇÃO JUDICIÁRIA	313.661.564	283.824.464	279.323.250	310.143.361	310.143.361
122	ADMINISTRAÇÃO GERAL	340.181.342	345.850.978	345.850.978	392.488.348	378.398.211
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	173.284.384	188.139.218	188.139.218	190.730.366	190.730.366
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	79.324.474	62.991.412	62.991.412	72.000.975	72.000.975
846	OUTROS ENCARGOS ESPECIAIS	52.893.612	61.947.593	61.012.645	58.840.486	57.652.767
999	RESERVA DE CONTINGÊNCIA	0	11.134.040	16.570.202	74.699.897	89.977.753
UO						
10101	SUPREMO TRIBUNAL FEDERAL	959.345.375	953.887.705	953.887.705	1.098.903.433	1.098.903.433
GND						
1	PESSOAL E ENCARGOS SOCIAIS	564.203.297	604.584.203	609.085.417	678.288.510	678.288.510
3	OUTRAS DESPESAS CORRENTES	352.837.055	342.675.744	338.174.530	377.543.465	377.543.465
4	INVESTIMENTOS	42.305.024	6.627.758	6.627.758	7.311.314	7.311.314
9	RESERVA DE CONTINGÊNCIA	0	0	0	35.760.144	35.760.144

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**487.558.144**		**307.727.542**	**4.543.468**			**35.760.144**	**835.589.298**
1001	**91.417.295**							**91.417.295**
1027			**62.079.241**	**2.767.846**				**64.847.087**
1050			**232.204**					**232.204**
1052			**119.478**					**119.478**
1056	**99.313.071**							**99.313.071**
1138			**7.385.000**					**7.385.000**
Total	**678.288.510**	**0**	**377.543.465**	**7.311.314**	**0**	**0**	**35.760.144**	**1.098.903.433**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 10000 SUPREMO TRIBUNAL FEDERAL

Unidade: 10101 SUPREMO TRIBUNAL FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		959.345.375	953.887.705	953.887.705	1.098.903.433	1.098.903.433
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	957.167.277	939.589.758	934.153.596	1.020.363.536	1.005.085.680
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.607.427	2.557.907	2.557.907	3.030.000	3.030.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	570.671	606.000	606.000	810.000	810.000
0999	RESERVA DE CONTINGÊNCIA	0	11.134.040	16.570.202	74.699.897	89.977.753
Funcao						
02	JUDICIÁRIA	783.882.894	751.450.540	746.014.378	829.633.170	814.355.314
09	PREVIDÊNCIA SOCIAL	173.284.384	188.139.218	188.139.218	190.730.366	190.730.366
28	ENCARGOS ESPECIAIS	2.178.098	3.163.907	3.163.907	3.840.000	3.840.000
99	RESERVA DE CONTINGÊNCIA	0	11.134.040	16.570.202	74.699.897	89.977.753
Subfuncao						
061	AÇÃO JUDICIÁRIA	313.661.564	283.824.464	279.323.250	310.143.361	310.143.361
122	ADMINISTRAÇÃO GERAL	340.181.342	345.850.978	345.850.978	392.488.348	378.398.211
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	173.284.384	188.139.218	188.139.218	190.730.366	190.730.366
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	79.324.474	62.991.412	62.991.412	72.000.975	72.000.975
846	OUTROS ENCARGOS ESPECIAIS	52.893.612	61.947.593	61.012.645	58.840.486	57.652.767
999	RESERVA DE CONTINGÊNCIA	0	11.134.040	16.570.202	74.699.897	89.977.753
GND						
1	PESSOAL E ENCARGOS SOCIAIS	564.203.297	604.584.203	609.085.417	678.288.510	678.288.510
3	OUTRAS DESPESAS CORRENTES	352.837.055	342.675.744	338.174.530	377.543.465	377.543.465
4	INVESTIMENTOS	42.305.024	6.627.758	6.627.758	7.311.314	7.311.314
9	RESERVA DE CONTINGÊNCIA	0	0	0	35.760.144	35.760.144

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**487.558.144**		**307.727.542**	**4.543.468**			**35.760.144**	**835.589.298**
1001	**91.417.295**							**91.417.295**
1027			**62.079.241**	**2.767.846**				**64.847.087**
1050			**232.204**					**232.204**
1052			**119.478**					**119.478**
1056	**99.313.071**							**99.313.071**
1138			**7.385.000**					**7.385.000**
Total	**678.288.510**	**0**	**377.543.465**	**7.311.314**	**0**	**0**	**35.760.144**	**1.098.903.433**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 10000 SUPREMO TRIBUNAL FEDERAL

Unidade: 10101 SUPREMO TRIBUNAL FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**1.005.085.680**
	Atividade								**760.542.547**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**38.646.145**
0033 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								38.646.145
			F	3-ODC	1	90	0	1000	38.493.645
			F	4-INV	1	90	0	1000	152.500
0033 **20TP**	**Ativos Civis da União**	02 122							**376.497.768**
0033 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								376.497.768
			F	1-PES	1	90	0	1000	374.287.837
			F	1-PES	1	91	0	1000	2.209.931
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**33.354.830**
0033 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								33.354.830
			F	3-ODC	1	90	0	1000	33.354.830
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**1.900.443**
0033 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF** Agente público beneficiado (unidade): 47								1.900.443
			F	3-ODC	2	90	0	1000	1.900.443
0033 **6359**	**Apreciação e Julgamento de Causas no Supremo Tribunal Federal**	02 061							**310.143.361**
0033 6359 **5664**	Apreciação e Julgamento de Causas no Supremo Tribunal Federal - **Em Brasília - DF** Processo julgado (unidade): 70.000								310.143.361
			F	3-ODC	2	90	0	1000	233.061.196
			F	3-ODC	2	90	0	1027	62.069.241
			F	3-ODC	2	90	0	1050	232.204
			F	3-ODC	2	90	0	1052	119.478
			F	3-ODC	2	90	0	1138	7.385.000
			F	3-ODC	2	91	0	1000	107.428
			F	3-ODC	2	91	0	1027	10.000
			F	4-INV	2	90	0	1000	4.390.968
			F	4-INV	2	90	0	1027	2.767.846
	Operação Especial								**244.543.133**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**190.730.366**
0033 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								190.730.366
			S	1-PES	1	90	0	1001	91.417.295
			S	1-PES	1	90	0	1056	99.313.071
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**53.812.767**
0033 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								53.812.767
			F	1-PES	0	91	0	1000	53.812.767
0909	**Operações Especiais: Outros Encargos Especiais**								**3.030.000**
	Operação Especial								**3.030.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**3.030.000**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								3.030.000
			F	1-PES	1	90	0	1000	3.030.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**810.000**
	Operação Especial								**810.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**810.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								810.000
			F	3-ODC	2	80	0	1000	810.000
0999	**Reserva de Contingência**								**89.977.753**
	Operação Especial								**89.977.753**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**5.358.056**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 10000 SUPREMO TRIBUNAL FEDERAL

Unidade: 10101 SUPREMO TRIBUNAL FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								5.358.056
			F	1-PES	0	91	0	1000	5.358.056
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**84.619.697**
0999 0Z01 **6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								35.760.144
			F	9-RES	2	99	0	1000	35.760.144
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								48.859.553
			F	1-PES	1	90	0	1000	48.859.553
Total									**1.098.903.433**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 11000 SUPERIOR TRIBUNAL DE JUSTIÇA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.061.367.068	2.247.534.274	2.247.534.274	2.488.121.438	2.488.121.438
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	2.053.944.611	2.209.565.003	2.209.565.003	2.292.860.538	2.292.860.538
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	7.422.458	11.214.676	11.214.676	13.779.891	13.779.891
0999	RESERVA DE CONTINGÊNCIA	0	26.754.595	26.754.595	181.481.009	181.481.009
Funcao						
02	JUDICIÁRIA	1.587.125.029	1.706.573.442	1.706.573.442	1.788.457.106	1.788.457.106
09	PREVIDÊNCIA SOCIAL	466.819.582	502.991.561	502.991.561	504.403.432	504.403.432
28	ENCARGOS ESPECIAIS	7.422.458	11.214.676	11.214.676	13.779.891	13.779.891
99	RESERVA DE CONTINGÊNCIA	0	26.754.595	26.754.595	181.481.009	181.481.009
Subfuncao						
061	AÇÃO JUDICIÁRIA	399.913.117	425.803.311	425.803.311	449.726.052	449.726.052
122	ADMINISTRAÇÃO GERAL	837.697.223	920.175.072	920.175.072	973.963.710	973.963.710
128	FORMAÇÃO DE RECURSOS HUMANOS	18.950.865	23.662.553	23.662.553	18.124.868	18.124.868
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	466.819.582	502.991.561	502.991.561	504.403.432	504.403.432
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	200.724.918	196.746.193	196.746.193	207.518.002	207.518.002
846	OUTROS ENCARGOS ESPECIAIS	137.261.364	151.400.989	151.400.989	152.904.365	152.904.365
999	RESERVA DE CONTINGÊNCIA	0	26.754.595	26.754.595	181.481.009	181.481.009
UO						
11101	SUPERIOR TRIBUNAL DE JUSTIÇA	2.061.367.068	2.247.534.274	2.247.534.274	2.488.121.438	2.488.121.438
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.438.969.999	1.578.003.442	1.578.003.442	1.736.166.523	1.736.166.523
3	OUTRAS DESPESAS CORRENTES	556.477.443	557.156.242	557.156.242	644.465.313	644.465.313
4	INVESTIMENTOS	65.919.626	112.374.590	112.374.590	44.388.458	44.388.458
9	RESERVA DE CONTINGÊNCIA	0	0	0	63.101.144	63.101.144

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.231.763.091**		**579.812.122**	**44.388.458**			**63.101.144**	**1.919.064.815**
1001	**253.189.675**							**253.189.675**
1027			**56.533.336**					**56.533.336**
1050			**155.009**					**155.009**
1052			**189.871**					**189.871**
1056	**251.213.757**							**251.213.757**
1138			**7.774.975**					**7.774.975**
Total	**1.736.166.523**	**0**	**644.465.313**	**44.388.458**	**0**	**0**	**63.101.144**	**2.488.121.438**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 11000 SUPERIOR TRIBUNAL DE JUSTIÇA

Unidade: 11101 SUPERIOR TRIBUNAL DE JUSTIÇA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.061.367.068	2.247.534.274	2.247.534.274	2.488.121.438	2.488.121.438
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	2.053.944.611	2.209.565.003	2.209.565.003	2.292.860.538	2.292.860.538
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	7.422.458	11.214.676	11.214.676	13.779.891	13.779.891
0999	RESERVA DE CONTINGÊNCIA	0	26.754.595	26.754.595	181.481.009	181.481.009
Funcao						
02	JUDICIÁRIA	1.587.125.029	1.706.573.442	1.706.573.442	1.788.457.106	1.788.457.106
09	PREVIDÊNCIA SOCIAL	466.819.582	502.991.561	502.991.561	504.403.432	504.403.432
28	ENCARGOS ESPECIAIS	7.422.458	11.214.676	11.214.676	13.779.891	13.779.891
99	RESERVA DE CONTINGÊNCIA	0	26.754.595	26.754.595	181.481.009	181.481.009
Subfuncao						
061	AÇÃO JUDICIÁRIA	399.913.117	425.803.311	425.803.311	449.726.052	449.726.052
122	ADMINISTRAÇÃO GERAL	837.697.223	920.175.072	920.175.072	973.963.710	973.963.710
128	FORMAÇÃO DE RECURSOS HUMANOS	18.950.865	23.662.553	23.662.553	18.124.868	18.124.868
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	466.819.582	502.991.561	502.991.561	504.403.432	504.403.432
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	200.724.918	196.746.193	196.746.193	207.518.002	207.518.002
846	OUTROS ENCARGOS ESPECIAIS	137.261.364	151.400.989	151.400.989	152.904.365	152.904.365
999	RESERVA DE CONTINGÊNCIA	0	26.754.595	26.754.595	181.481.009	181.481.009
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.438.969.999	1.578.003.442	1.578.003.442	1.736.166.523	1.736.166.523
3	OUTRAS DESPESAS CORRENTES	556.477.443	557.156.242	557.156.242	644.465.313	644.465.313
4	INVESTIMENTOS	65.919.626	112.374.590	112.374.590	44.388.458	44.388.458
9	RESERVA DE CONTINGÊNCIA	0	0	0	63.101.144	63.101.144

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.231.763.091**		**579.812.122**	**44.388.458**			**63.101.144**	**1.919.064.815**
1001	**253.189.675**							**253.189.675**
1027			**56.533.336**					**56.533.336**
1050			**155.009**					**155.009**
1052			**189.871**					**189.871**
1056	**251.213.757**							**251.213.757**
1138			**7.774.975**					**7.774.975**
Total	**1.736.166.523**	**0**	**644.465.313**	**44.388.458**	**0**	**0**	**63.101.144**	**2.488.121.438**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 11000 SUPERIOR TRIBUNAL DE JUSTIÇA

Unidade: 11101 SUPERIOR TRIBUNAL DE JUSTIÇA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**2.292.860.538**
	Atividade								**1.639.232.632**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**130.431.010**
0033 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								130.431.010
			F	3-ODC	1	90	0	1000	130.294.281
			F	4-INV	1	90	0	1000	136.729
0033 **20G2**	**Formação e Aperfeiçoamento de Magistrados**	02 128							**18.124.868**
0033 20G2 **0001**	Formação e Aperfeiçoamento de Magistrados - **Nacional**								18.124.868
	Magistrado capacitado (unidade): 1.200		F	3-ODC	2	90	0	1000	18.124.868
0033 **20TP**	**Ativos Civis da União**	02 122							**960.556.590**
0033 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								960.556.590
			F	1-PES	1	90	0	1000	955.799.902
			F	1-PES	1	91	0	1000	4.756.688
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**77.086.992**
0033 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								77.086.992
			F	3-ODC	1	90	0	1000	77.086.992
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**3.307.120**
0033 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF**								3.307.120
	Agente público beneficiado (unidade): 80		F	3-ODC	2	90	0	1000	3.307.120
0033 **4236**	**Apreciação e Julgamento de Causas**	02 061							**449.726.052**
0033 4236 **0001**	Apreciação e Julgamento de Causas - **Nacional**								449.726.052
	Processo julgado (unidade): 759.026		F	3-ODC	2	90	0	1000	350.378.614
			F	3-ODC	2	90	0	1027	56.533.336
			F	3-ODC	2	90	0	1050	155.009
			F	3-ODC	2	90	0	1052	189.871
			F	3-ODC	2	90	0	1138	7.774.975
			F	3-ODC	2	91	0	1000	492.518
			F	4-INV	2	90	0	1000	34.201.729
	Projeto								**10.100.000**
0033 **14PU**	**Construção do Bloco G da Sede do STJ**	02 122							**10.000.000**
0033 14PU **5664**	Construção do Bloco G da Sede do STJ - **Em Brasília - DF**								10.000.000
	Prédio construído (% de execução física): 2		F	4-INV	2	90	0	1000	10.000.000
0033 **157T**	**Construção do Edifício-Sede da Escola Nacional de Formação e Aperfeiçoamento de Magistrados**	02 122							**50.000**
0033 157T **5664**	Construção do Edifício-Sede da Escola Nacional de Formação e Aperfeiçoamento de Magistrados - **Em Brasília - DF**								50.000
	Edifício construído (% de execução física): 1		F	3-ODC	2	90	0	1000	50.000
0033 **15SY**	**Construção do Edifício-Sede do CEFOR**	02 122							**50.000**
0033 15SY **5664**	Construção do Edifício-Sede do CEFOR - **Em Brasília - DF**								50.000
	Edifício construído (% de execução física): 1		F	4-INV	2	90	0	1000	50.000
	Operação Especial								**643.527.906**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**504.403.432**
0033 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								504.403.432
			S	1-PES	1	90	0	1001	253.189.675
			S	1-PES	1	90	0	1056	251.213.757
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**139.124.474**
0033 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								139.124.474
			F	1-PES	0	91	0	1000	139.124.474
0909	**Operações Especiais: Outros Encargos Especiais**								**13.779.891**
	Operação Especial								**13.779.891**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 11000 SUPERIOR TRIBUNAL DE JUSTIÇA

Unidade: 11101 SUPERIOR TRIBUNAL DE JUSTIÇA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**13.702.162**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								13.702.162
			F	1-PES	1	90	0	1000	13.702.162
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**77.729**
0909 0536 **5664**	Benefícios de Legislação Especial - **Em Brasília - DF**								77.729
			S	3-ODC	1	90	0	1000	77.729
0999	**Reserva de Contingência**								**181.481.009**
	Operação Especial								**181.481.009**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**13.438.463**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								13.438.463
			F	1-PES	0	91	0	1000	13.438.463
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**168.042.546**
0999 0Z01 **6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								63.101.144
			F	9-RES	2	99	0	1000	63.101.144
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								104.941.402
			F	1-PES	1	90	0	1000	104.941.402
Total									**2.488.121.438**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		16.159.049.606	17.214.461.661	17.214.461.661	18.813.972.233	18.813.972.233
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	16.115.110.709	16.408.767.540	16.408.767.540	17.773.621.374	17.773.621.374
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	43.938.897	41.319.961	41.319.961	64.235.911	64.235.911
0999	RESERVA DE CONTINGÊNCIA	0	764.374.160	764.374.160	976.114.948	976.114.948
Funcao						
02	JUDICIÁRIA	13.702.027.415	14.070.536.096	14.070.536.096	15.236.554.448	15.236.554.448
09	PREVIDÊNCIA SOCIAL	2.413.083.294	2.338.231.444	2.338.231.444	2.537.066.926	2.537.066.926
28	ENCARGOS ESPECIAIS	43.938.897	41.319.961	41.319.961	64.235.911	64.235.911
99	RESERVA DE CONTINGÊNCIA	0	764.374.160	764.374.160	976.114.948	976.114.948
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.859.524.334	1.888.270.460	1.888.270.460	1.819.057.334	1.819.057.334
122	ADMINISTRAÇÃO GERAL	8.981.352.254	9.124.741.657	9.124.741.657	10.125.787.728	10.125.787.728
131	COMUNICAÇÃO SOCIAL	5.000.212	5.492.279	5.492.279	5.882.240	5.882.240
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.413.083.294	2.338.231.444	2.338.231.444	2.537.066.926	2.537.066.926
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.373.819.437	1.467.084.905	1.467.084.905	1.662.850.485	1.662.850.485
846	OUTROS ENCARGOS ESPECIAIS	1.526.270.075	1.626.266.756	1.626.266.756	1.687.212.572	1.687.212.572
999	RESERVA DE CONTINGÊNCIA	0	764.374.160	764.374.160	976.114.948	976.114.948
UO						
12101	JUSTIÇA FEDERAL DE PRIMEIRO GRAU	12.463.725.502	13.600.104.986	13.600.104.986	14.899.676.799	14.899.676.799
12102	TRIBUNAL REGIONAL FEDERAL DA 1A. REGIÃO	810.256.805	767.963.252	767.963.252	829.541.512	829.541.512
12103	TRIBUNAL REGIONAL FEDERAL DA 2A. REGIÃO	678.187.209	674.708.264	674.708.264	739.312.979	739.312.979
12104	TRIBUNAL REGIONAL FEDERAL DA 3A. REGIÃO	974.836.566	956.167.172	956.167.172	1.018.388.108	1.018.388.108
12105	TRIBUNAL REGIONAL FEDERAL DA 4A. REGIÃO	615.956.110	588.303.026	588.303.026	636.497.408	636.497.408
12106	TRIBUNAL REGIONAL FEDERAL DA 5A. REGIÃO	409.847.854	386.215.538	386.215.538	426.612.157	426.612.157
12107	TRIBUNAL REGIONAL FEDERAL DA 6ª REGIÃO	206.239.560	240.999.423	240.999.423	263.943.270	263.943.270
GND						
1	PESSOAL E ENCARGOS SOCIAIS	12.699.526.670	13.612.280.569	13.612.280.569	14.877.419.020	14.877.419.020
3	OUTRAS DESPESAS CORRENTES	2.939.481.643	3.193.565.694	3.193.565.694	3.342.311.911	3.342.311.911
4	INVESTIMENTOS	490.346.293	408.615.398	408.615.398	344.534.139	344.534.139
5	INVERSOES FINANCEIRAS	29.695.000	0	0	1.610.000	1.610.000
9	RESERVA DE CONTINGÊNCIA	0	0	0	248.097.163	248.097.163

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**12.340.352.094**		**2.981.742.171**	**344.229.139**	**1.610.000**		**248.097.163**	**15.916.030.567**
1027			**141.552.442**					**141.552.442**
1050			**9.322.298**					**9.322.298**
1056	**2.537.066.926**							**2.537.066.926**
1138			**209.695.000**	**305.000**				**210.000.000**
Total	**14.877.419.020**	**0**	**3.342.311.911**	**344.534.139**	**1.610.000**	**0**	**248.097.163**	**18.813.972.233**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12101 JUSTIÇA FEDERAL DE PRIMEIRO GRAU

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		12.463.725.502	13.600.104.986	13.600.104.986	14.899.676.799	14.899.676.799
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	12.437.843.936	12.812.162.626	12.812.162.626	13.885.799.682	13.885.799.682
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	25.881.566	23.568.200	23.568.200	37.762.169	37.762.169
0999	RESERVA DE CONTINGÊNCIA	0	764.374.160	764.374.160	976.114.948	976.114.948
Funcao						
02	JUDICIÁRIA	10.699.813.127	11.115.799.840	11.115.799.840	12.058.595.959	12.058.595.959
09	PREVIDÊNCIA SOCIAL	1.738.030.809	1.696.362.786	1.696.362.786	1.827.203.723	1.827.203.723
28	ENCARGOS ESPECIAIS	25.881.566	23.568.200	23.568.200	37.762.169	37.762.169
99	RESERVA DE CONTINGÊNCIA	0	764.374.160	764.374.160	976.114.948	976.114.948
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.322.973.556	1.356.081.057	1.356.081.057	1.267.302.249	1.267.302.249
122	ADMINISTRAÇÃO GERAL	7.132.574.931	7.294.411.179	7.294.411.179	8.163.009.489	8.163.009.489
131	COMUNICAÇÃO SOCIAL	2.838.611	2.613.287	2.613.287	2.853.267	2.853.267
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.738.030.809	1.696.362.786	1.696.362.786	1.827.203.723	1.827.203.723
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.062.609.222	1.181.262.556	1.181.262.556	1.318.532.915	1.318.532.915
846	OUTROS ENCARGOS ESPECIAIS	1.204.698.374	1.304.999.961	1.304.999.961	1.344.660.208	1.344.660.208
999	RESERVA DE CONTINGÊNCIA	0	764.374.160	764.374.160	976.114.948	976.114.948
GND						
1	PESSOAL E ENCARGOS SOCIAIS	9.909.442.331	10.880.762.607	10.880.762.607	11.922.506.527	11.922.506.527
3	OUTRAS DESPESAS CORRENTES	2.191.189.253	2.438.376.316	2.438.376.316	2.496.398.600	2.496.398.600
4	INVESTIMENTOS	333.398.919	280.966.063	280.966.063	232.674.509	232.674.509
5	INVERSOES FINANCEIRAS	29.695.000	0	0	0	0
9	RESERVA DE CONTINGÊNCIA	0	0	0	248.097.163	248.097.163

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**10.095.302.804**		**2.139.438.749**	**232.674.509**			**248.097.163**	**12.715.513.225**
1027			**141.552.442**					**141.552.442**
1050			**6.134.184**					**6.134.184**
1056	**1.827.203.723**							**1.827.203.723**
1138			**209.273.225**					**209.273.225**
Total	**11.922.506.527**	**0**	**2.496.398.600**	**232.674.509**	**0**	**0**	**248.097.163**	**14.899.676.799**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12101 JUSTIÇA FEDERAL DE PRIMEIRO GRAU

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**13.885.799.682**
	Atividade								**10.699.988.710**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**681.573.520**
0033 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								681.573.520
			F	3-ODC	1	90	0	1000	681.523.520
			F	4-INV	1	90	0	1000	50.000
0033 **20TP**	**Ativos Civis da União**	02 122							**8.022.624.811**
0033 20TP **0001**	Ativos Civis da União - **Nacional**								8.022.624.811
			F	1-PES	1	90	0	1000	8.018.282.135
			F	1-PES	1	91	0	1000	4.342.676
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**636.959.395**
0033 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								636.959.395
			F	3-ODC	1	90	0	1000	636.959.395
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**8.181.190**
0033 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								8.181.190
	Agente público beneficiado (unidade): 336		F	3-ODC	2	90	0	1000	8.181.190
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**2.853.267**
0033 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional**								2.853.267
	Conteúdo divulgado (unidade): 7.400		F	3-ODC	2	90	0	1000	2.853.267
0033 **219Z**	**Conservação e Recuperação do Patrimônio da União**	02 122							**80.494.278**
0033 219Z **6012**	Conservação e Recuperação do Patrimônio da União - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								18.272.100
	Ativo mantido (unidade): 18		F	3-ODC	2	90	0	1000	18.272.100
0033 219Z **6013**	Conservação e Recuperação do Patrimônio da União - **Na 2ª Região da Justiça Federal - ES, RJ**								7.109.267
	Ativo mantido (unidade): 9		F	4-INV	2	90	0	1000	7.109.267
0033 219Z **6014**	Conservação e Recuperação do Patrimônio da União - **Na 3ª Região da Justiça Federal - MS, SP**								9.545.300
	Ativo mantido (unidade): 18		F	4-INV	2	90	0	1000	9.545.300
0033 219Z **6015**	Conservação e Recuperação do Patrimônio da União - **Na 4ª Região da Justiça Federal - PR, RS, SC**								10.698.151
	Ativo mantido (unidade): 13		F	3-ODC	2	90	0	1000	702.756
			F	4-INV	2	90	0	1000	9.995.395
0033 219Z **6016**	Conservação e Recuperação do Patrimônio da União - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								25.665.883
	Ativo mantido (unidade): 24		F	4-INV	2	90	0	1000	25.665.883
0033 219Z **6044**	Conservação e Recuperação do Patrimônio da União - **Na 6ª Região da Justiça Federal - MG**								9.203.577
	Ativo mantido (unidade): 7		F	3-ODC	2	90	0	1000	2.515.258
			F	4-INV	2	90	0	1000	6.688.319
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**49.955.000**
0033 4224 **0001**	Assistência Jurídica a Pessoas Carentes - **Nacional**								49.955.000
	Pessoa assistida (unidade): 124.887		F	3-ODC	1	90	0	1000	49.955.000
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**1.217.347.249**
0033 4257 **0001**	Julgamento de Causas na Justiça Federal - **Nacional**								1.217.347.249
	Processo julgado (unidade): 5.840.391		F	3-ODC	2	90	0	1000	729.153.508
			F	3-ODC	2	90	0	1027	141.552.442
			F	3-ODC	2	90	0	1050	6.134.184
			F	3-ODC	2	90	0	1138	209.273.225
			F	3-ODC	2	91	0	1000	9.322.755
			F	4-INV	2	90	0	1000	121.911.135
	Projeto								**51.709.210**
0033 **102S**	**Construção de Edifício-Sede da Justiça Federal em Juazeiro do Norte - CE**	02 122							**3.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12101 JUSTIÇA FEDERAL DE PRIMEIRO GRAU

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033 102S **1088**	Construção de Edifício-Sede da Justiça Federal em Juazeiro do Norte - CE - **No Município de Juazeiro do Norte - CE**								3.000.000
	Edifício-sede construído (% de execução física): 8		F	4-INV	2	90	0	1000	3.000.000
0033 **103F**	**Construção do Edifício-Anexo da Justiça Federal em Campo Grande - MS**	02 122							**6.000.000**
0033 103F **5218**	Construção do Edifício-Anexo da Justiça Federal em Campo Grande - MS - **No Município de Campo Grande - MS**								6.000.000
	Edifício-anexo construído (% de execução física): 10		F	4-INV	2	90	0	1000	6.000.000
0033 **11JL**	**Construção do Edifício-Sede da Justiça Federal em Foz do Iguaçu - PR**	02 122							**14.600.000**
0033 11JL **4129**	Construção do Edifício-Sede da Justiça Federal em Foz do Iguaçu - PR - **No Município de Foz do Iguaçu - PR**								14.600.000
	Edifício-sede construído (% de execução física): 10		F	4-INV	2	90	0	1000	14.600.000
0033 **11KR**	**Construção do Edifício-Sede da Justiça Federal em Blumenau - SC**	02 122							**1.038.274**
0033 11KR **4446**	Construção do Edifício-Sede da Justiça Federal em Blumenau - SC - **No Município de Blumenau - SC**								1.038.274
	Edifício-sede construído (% de execução física): 1		F	4-INV	2	90	0	1000	1.038.274
0033 **11KU**	**Construção do Edifício-Sede da Justiça Federal em Joinville - SC**	02 122							**200.000**
0033 11KU **4546**	Construção do Edifício-Sede da Justiça Federal em Joinville - SC - **No Município de Joinville - SC**								200.000
	Edifício-sede construído (% de execução física): 1		F	4-INV	2	90	0	1000	200.000
0033 **12R9**	**Construção do Edifício-Sede II da Seção Judiciária em Salvador - BA (Juizados Especiais Federais)**	02 122							**5.000.000**
0033 12R9 **2261**	Construção do Edifício-Sede II da Seção Judiciária em Salvador - BA (Juizados Especiais Federais) - **No Município de Salvador - BA**								5.000.000
	Edifício-sede construído (% de execução física): 14		F	4-INV	2	90	0	1000	5.000.000
0033 **12RS**	**Construção do Edifício-Sede da Justiça Federal em Diamantino- MT**	02 122							**2.000.000**
0033 12RS **5317**	Construção do Edifício-Sede da Justiça Federal em Diamantino- MT - **No Município de Diamantino - MT**								2.000.000
	Edifício-sede construído (% de execução física): 30		F	4-INV	2	90	0	1000	2.000.000
0033 **12SO**	**Construção de Edifício-Sede da Justiça Federal em Santana do Ipanema - AL**	02 122							**1.496.592**
0033 12SO **1834**	Construção do Edifício-Sede da Justiça Federal em Santana do Ipanema - AL - **No Município de Santana do Ipanema - AL**								1.496.592
	Edifício-sede construído (% de execução física): 18		F	4-INV	2	90	0	1000	1.496.592
0033 **13M3**	**Construção do Edifício-Sede da Justiça Federal em Arcoverde - PE**	02 122							**567.550**
0033 13M3 **1577**	Construção do Edifício-Sede da Justiça Federal em Arcoverde - PE - **No Município de Arcoverde - PE**								567.550
	Edifício-sede construído (% de execução física): 9		F	4-INV	2	90	0	1000	567.550
0033 **14YJ**	**Construção do Edifício-Sede da Justiça Federal em Parnaíba - PI**	02 122							**2.000.000**
0033 14YJ **0916**	Construção do Edifício-Sede da Justiça Federal em Parnaíba - PI - **No Município de Parnaíba - PI**								2.000.000
	Edifício construído (% de execução física): 12		F	4-INV	2	90	0	1000	2.000.000
0033 **15GG**	**Construção do Edifício-Sede da Justiça Federal em Patos - PB**	02 122							**4.006.794**
0033 15GG **1476**	Construção do Edifício-Sede da Justiça Federal em Patos - PB - **No Município de Patos - PB**								4.006.794
	Edifício-sede construído (% de execução física): 38		F	4-INV	2	90	0	1000	4.006.794
0033 **15YW**	**Construção de Galpão para Arquivo, Depósito e Almoxarifado da Seção Judiciária em Aracaju - SE**	02 122							**1.000.000**
0033 15YW **1853**	Construção de Galpão para Arquivo, Depósito e Almoxarifado da Seção Judiciária em Aracaju - SE - **No Município de Aracaju - SE**								1.000.000
	Galpão construído (% de execução física): 13		F	4-INV	2	90	0	1000	1.000.000
0033 **166D**	**Construção do Edifício-Sede da Justiça Federal em Niterói - RJ**	02 122							**3.000.000**
0033 166D **3321**	Construção do Edifício-Sede da Justiça Federal em Niterói - RJ - **No Município de Niterói - RJ**								3.000.000
	Edifício-sede construído (% de execução física): 1		F	4-INV	2	90	0	1000	3.000.000
0033 **166G**	**Construção do Edifício-Sede da Justiça Federal em Anápolis - GO**	02 122							**100.000**
0033 166G **5433**	Construção do Edifício-Sede da Justiça Federal em Anápolis - GO - **No Município de Anápolis - GO**								100.000
	Edifício-sede construído (% de execução física): 1		F	4-INV	2	90	0	1000	100.000
0033 **166J**	**Construção do Edifício-Sede da Justiça Federal em Viçosa - MG**	02 122							**1.500.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12101 JUSTIÇA FEDERAL DE PRIMEIRO GRAU

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033 166J **3186**	Construção do Edifício-Sede da Justiça Federal em Viçosa - MG - **No Município de Viçosa - MG**								1.500.000
	Edifício-sede construído (% de execução física): 16		F	4-INV	2	90	0	1000	1.500.000
0033 **1A67**	**Construção do Edifício-Sede da Justiça Federal em Ji-paraná - RO**	02 122							**3.000.000**
0033 1A67 **0111**	Construção do Edifício-Sede da Justiça Federal em Ji-paraná - RO - **No Município de Ji-Paraná - RO**								3.000.000
	Edifício-sede construído (% de execução física): 15		F	4-INV	2	90	0	1000	3.000.000
0033 **1J08**	**Construção de Edifício-Sede da Justiça Federal em Naviraí - MS**	02 122							**3.000.000**
0033 1J08 **5250**	Construção de Edifício-Sede da Justiça Federal em Naviraí - MS - **No Município de Naviraí - MS**								3.000.000
	Edifício-sede construído (% de execução física): 16		F	4-INV	2	90	0	1000	3.000.000
0033 **1N39**	**Construção do Edifício-Sede da Justiça Federal em Campo Mourão - PR**	02 122							**200.000**
0033 1N39 **4071**	Construção do Edifício-Sede da Justiça Federal em Campo Mourão - PR - **No Município de Campo Mourão - PR**								200.000
	Edifício-sede construído (% de execução física): 1		F	4-INV	2	90	0	1000	200.000
	Operação Especial								**3.134.101.762**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.827.203.723**
0033 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.827.203.723
			S	1-PES	1	90	0	1056	1.827.203.723
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**1.306.898.039**
0033 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								1.306.898.039
			F	1-PES	0	91	0	1000	1.306.898.039
0909	**Operações Especiais: Outros Encargos Especiais**								**37.762.169**
	Operação Especial								**37.762.169**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**37.732.169**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								37.732.169
			F	1-PES	1	90	0	1000	37.732.169
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
0999	**Reserva de Contingência**								**976.114.948**
	Operação Especial								**976.114.948**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**77.023.339**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								77.023.339
			F	1-PES	0	91	0	1000	77.023.339
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**899.091.609**
0999 0Z01 **6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								248.097.163
			F	9-RES	2	99	0	1000	248.097.163
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								650.994.446
			F	1-PES	1	90	0	1000	650.994.446
Total									**14.899.676.799**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12102 TRIBUNAL REGIONAL FEDERAL DA 1A. REGIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		810.256.805	767.963.252	767.963.252	829.541.512	829.541.512
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	802.966.805	761.049.800	761.049.800	819.695.621	819.695.621
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	7.290.000	6.913.452	6.913.452	9.845.891	9.845.891
Funcao						
02	JUDICIÁRIA	660.747.418	627.369.721	627.369.721	669.061.130	669.061.130
09	PREVIDÊNCIA SOCIAL	142.219.387	133.680.079	133.680.079	150.634.491	150.634.491
28	ENCARGOS ESPECIAIS	7.290.000	6.913.452	6.913.452	9.845.891	9.845.891
Subfuncao						
061	AÇÃO JUDICIÁRIA	143.581.670	121.971.373	121.971.373	121.551.613	121.551.613
122	ADMINISTRAÇÃO GERAL	382.976.274	384.695.335	384.695.335	411.423.500	411.423.500
131	COMUNICAÇÃO SOCIAL	2.117.567	2.168.992	2.168.992	2.348.973	2.348.973
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	142.219.387	133.680.079	133.680.079	150.634.491	150.634.491
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	74.171.107	62.596.009	62.596.009	75.367.588	75.367.588
846	OUTROS ENCARGOS ESPECIAIS	65.190.799	62.851.464	62.851.464	68.215.347	68.215.347
GND						
1	PESSOAL E ENCARGOS SOCIAIS	568.727.333	544.720.727	544.720.727	595.803.792	595.803.792
3	OUTRAS DESPESAS CORRENTES	206.903.033	182.579.271	182.579.271	202.649.700	202.649.700
4	INVESTIMENTOS	34.626.439	40.663.254	40.663.254	31.088.020	31.088.020

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**445.169.301**		**202.460.990**	**31.088.020**				**678.718.311**
1050			**188.710**					**188.710**
1056	**150.634.491**							**150.634.491**
Total	**595.803.792**	**0**	**202.649.700**	**31.088.020**	**0**	**0**	**0**	**829.541.512**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12102 TRIBUNAL REGIONAL FEDERAL DA 1A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**819.695.621**
	Atividade								**582.691.674**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**42.243.856**
0033 2004 **6012**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								42.243.856
			F	3-ODC	1	90	0	1000	42.243.856
0033 **20TP**	**Ativos Civis da União**	02 122							**376.953.954**
0033 20TP **6012**	Ativos Civis da União - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								376.953.954
			F	1-PES	1	90	0	1000	374.510.183
			F	1-PES	1	91	0	1000	2.443.771
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**33.123.732**
0033 212B **6012**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								33.123.732
			F	3-ODC	1	90	0	1000	33.123.732
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**718.562**
0033 216H **6012**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								718.562
	Agente público beneficiado (unidade): 18		F	3-ODC	2	90	0	1000	718.562
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**2.348.973**
0033 219I **6012**	Publicidade Institucional e de Utilidade Pública - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								2.348.973
	Conteúdo divulgado (unidade): 3.646		F	3-ODC	2	90	0	1000	2.249.542
			F	4-INV	2	90	0	1000	99.431
0033 **219Z**	**Conservação e Recuperação do Patrimônio da União**	02 122							**5.750.984**
0033 219Z **6012**	Conservação e Recuperação do Patrimônio da União - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								5.750.984
	Ativo mantido (unidade): 6		F	3-ODC	2	90	0	1000	5.750.984
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**5.000**
0033 4224 **6012**	Assistência Jurídica a Pessoas Carentes - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								5.000
	Pessoa assistida (unidade): 5		F	3-ODC	1	90	0	1000	5.000
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**121.546.613**
0033 4257 **6012**	Julgamento de Causas na Justiça Federal - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								121.546.613
	Processo julgado (unidade): 227.259		F	3-ODC	2	90	0	1000	118.342.907
			F	3-ODC	2	90	0	1050	188.710
			F	3-ODC	2	91	0	1000	26.407
			F	4-INV	2	90	0	1000	2.988.589
	Projeto								**28.000.000**
0033 **11RV**	**Construção do Edifício-Sede do Tribunal Regional Federal da 1ª Região em Brasília - DF**	02 122							**28.000.000**
0033 11RV **5664**	Construção do Edifício-Sede do Tribunal Regional Federal da 1ª Região em Brasília - DF - **Em Brasília - DF**								28.000.000
	Edifício-sede construído (% de execução física): 3		F	4-INV	2	90	0	1000	28.000.000
	Operação Especial								**209.003.947**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**150.634.491**
0033 0181 **6012**	Aposentadorias e Pensões Civis da União - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								150.634.491
			S	1-PES	1	90	0	1056	150.634.491
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**58.369.456**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12102 TRIBUNAL REGIONAL FEDERAL DA 1A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033 09HB **6012**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								58.369.456
			F	1-PES	0	91	0	1000	58.369.456
0909	**Operações Especiais: Outros Encargos Especiais**								**9.845.891**
	Operação Especial								**9.845.891**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**9.815.891**
0909 00S6 **6012**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 1ª Região da Justiça Federal - AC, AM, AP, BA, DF, GO, MA, MT, PA, PI, RO, RR, TO**								9.815.891
			F	1-PES	1	90	0	1000	9.815.891
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
Total									**829.541.512**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12103 TRIBUNAL REGIONAL FEDERAL DA 2A. REGIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		678.187.209	674.708.264	674.708.264	739.312.979	739.312.979
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	678.187.209	674.608.264	674.608.264	739.182.979	739.182.979
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	100.000	100.000	130.000	130.000
Funcao						
02	JUDICIÁRIA	545.355.422	547.508.360	547.508.360	596.859.677	596.859.677
09	PREVIDÊNCIA SOCIAL	132.831.787	127.099.904	127.099.904	142.323.302	142.323.302
28	ENCARGOS ESPECIAIS	0	100.000	100.000	130.000	130.000
Subfuncao						
061	AÇÃO JUDICIÁRIA	91.462.903	99.587.028	99.587.028	108.533.708	108.533.708
122	ADMINISTRAÇÃO GERAL	339.065.396	337.144.638	337.144.638	363.824.939	363.824.939
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	132.831.787	127.099.904	127.099.904	142.323.302	142.323.302
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	56.831.932	52.708.178	52.708.178	63.525.401	63.525.401
846	OUTROS ENCARGOS ESPECIAIS	57.995.190	58.168.516	58.168.516	61.105.629	61.105.629
GND						
1	PESSOAL E ENCARGOS SOCIAIS	524.671.421	514.927.058	514.927.058	560.245.870	560.245.870
3	OUTRAS DESPESAS CORRENTES	121.810.425	133.310.742	133.310.742	151.118.213	151.118.213
4	INVESTIMENTOS	31.705.363	26.470.464	26.470.464	27.948.896	27.948.896

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**417.922.568**		**149.583.513**	**27.643.896**				**595.149.977**
1050			**1.534.700**					**1.534.700**
1056	**142.323.302**							**142.323.302**
1138				**305.000**				**305.000**
Total	**560.245.870**	**0**	**151.118.213**	**27.948.896**	**0**	**0**	**0**	**739.312.979**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12103 TRIBUNAL REGIONAL FEDERAL DA 2A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**739.182.979**
	Atividade								**535.884.048**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**31.823.609**
0033 2004 **6013**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 2ª Região da Justiça Federal - ES, RJ**								31.823.609
			F	3-ODC	1	90	0	1000	31.823.609
0033 **20TP**	**Ativos Civis da União**	02 122							**356.816.939**
0033 20TP **6013**	Ativos Civis da União - **Na 2ª Região da Justiça Federal - ES, RJ**								356.816.939
			F	1-PES	1	90	0	1000	355.016.939
			F	1-PES	1	91	0	1000	1.800.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**31.701.792**
0033 212B **6013**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 2ª Região da Justiça Federal - ES, RJ**								31.701.792
			F	3-ODC	1	90	0	1000	31.701.792
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**118.000**
0033 216H **6013**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 2ª Região da Justiça Federal - ES, RJ**								118.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	0	1000	118.000
0033 **219Z**	**Conservação e Recuperação do Patrimônio da União**	02 122							**6.890.000**
0033 219Z **6013**	Conservação e Recuperação do Patrimônio da União - **Na 2ª Região da Justiça Federal - ES, RJ**								6.890.000
	Ativo mantido (unidade): 2		F	3-ODC	2	90	0	1000	235.000
			F	4-INV	2	90	0	1000	6.655.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**15.000**
0033 4224 **6013**	Assistência Jurídica a Pessoas Carentes - **Na 2ª Região da Justiça Federal - ES, RJ**								15.000
	Pessoa assistida (unidade): 39		F	3-ODC	1	90	0	1000	12.500
			F	3-ODC	1	91	0	1000	2.500
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**108.518.708**
0033 4257 **6013**	Julgamento de Causas na Justiça Federal - **Na 2ª Região da Justiça Federal - ES, RJ**								108.518.708
	Processo julgado (unidade): 73.107		F	3-ODC	2	90	0	1000	85.670.112
			F	3-ODC	2	90	0	1050	1.534.700
			F	3-ODC	2	91	0	1000	20.000
			F	4-INV	2	90	0	1000	20.988.896
			F	4-INV	2	90	0	1138	305.000
	Operação Especial								**203.298.931**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**142.323.302**
0033 0181 **6013**	Aposentadorias e Pensões Civis da União - **Na 2ª Região da Justiça Federal - ES, RJ**								142.323.302
			S	1-PES	1	90	0	1056	142.323.302
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**60.975.629**
0033 09HB **6013**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 2ª Região da Justiça Federal - ES, RJ**								60.975.629
			F	1-PES	0	91	0	1000	60.975.629
0909	**Operações Especiais: Outros Encargos Especiais**								**130.000**
	Operação Especial								**130.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**100.000**
0909 00S6 **6013**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 2ª Região da Justiça Federal - ES, RJ**								100.000
			F	1-PES	1	90	0	1000	100.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
Total									**739.312.979**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12104 TRIBUNAL REGIONAL FEDERAL DA 3A. REGIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		974.836.566	956.167.172	956.167.172	1.018.388.108	1.018.388.108
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	974.217.892	955.412.118	955.412.118	1.015.818.108	1.015.818.108
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	618.675	755.054	755.054	2.570.000	2.570.000
Funcao						
02	JUDICIÁRIA	774.045.731	762.369.555	762.369.555	809.496.031	809.496.031
09	PREVIDÊNCIA SOCIAL	200.172.161	193.042.563	193.042.563	206.322.077	206.322.077
28	ENCARGOS ESPECIAIS	618.675	755.054	755.054	2.570.000	2.570.000
Subfuncao						
061	AÇÃO JUDICIÁRIA	96.548.790	95.092.410	95.092.410	96.469.911	96.469.911
122	ADMINISTRAÇÃO GERAL	506.996.314	501.960.341	501.960.341	529.650.716	529.650.716
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	200.172.161	193.042.563	193.042.563	206.322.077	206.322.077
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	80.093.011	73.612.638	73.612.638	87.636.358	87.636.358
846	OUTROS ENCARGOS ESPECIAIS	91.026.292	92.459.220	92.459.220	98.309.046	98.309.046
GND						
1	PESSOAL E ENCARGOS SOCIAIS	790.019.117	782.222.124	782.222.124	827.461.839	827.461.839
3	OUTRAS DESPESAS CORRENTES	156.265.679	148.261.378	148.261.378	165.912.072	165.912.072
4	INVESTIMENTOS	28.551.771	25.683.670	25.683.670	23.404.197	23.404.197
5	INVERSÕES FINANCEIRAS	0	0	0	1.610.000	1.610.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**621.139.762**		**164.307.942**	**23.404.197**	**1.610.000**			**810.461.901**
1050			**1.182.355**					**1.182.355**
1056	**206.322.077**							**206.322.077**
1138			**421.775**					**421.775**
Total	**827.461.839**	**0**	**165.912.072**	**23.404.197**	**1.610.000**	**0**	**0**	**1.018.388.108**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12104 TRIBUNAL REGIONAL FEDERAL DA 3A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**1.015.818.108**
	Atividade								**712.146.985**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**44.352.223**
0033 2004 **6014**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 3ª Região da Justiça Federal - MS, SP**								44.352.223
			F	3-ODC	1	90	0	1000	44.312.223
			F	4-INV	1	90	0	1000	40.000
0033 **20TP**	**Ativos Civis da União**	02 122							**522.870.716**
0033 20TP **6014**	Ativos Civis da União - **Na 3ª Região da Justiça Federal - MS, SP**								522.870.716
			F	1-PES	1	90	0	1000	522.290.548
			F	1-PES	1	91	0	1000	580.168
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**43.284.135**
0033 212B **6014**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 3ª Região da Justiça Federal - MS, SP**								43.284.135
			F	3-ODC	1	90	0	1000	43.284.135
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**170.000**
0033 216H **6014**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 3ª Região da Justiça Federal - MS, SP**								170.000
	Agente público beneficiado (unidade): 7		F	3-ODC	2	90	0	1000	170.000
0033 **219Z**	**Conservação e Recuperação do Patrimônio da União**	02 122							**5.000.000**
0033 219Z **6014**	Conservação e Recuperação do Patrimônio da União - **Na 3ª Região da Justiça Federal - MS, SP**								5.000.000
	Ativo mantido (unidade): 1		F	4-INV	2	90	0	1000	5.000.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**10.000**
0033 4224 **6014**	Assistência Jurídica a Pessoas Carentes - **Na 3ª Região da Justiça Federal - MS, SP**								10.000
	Pessoa assistida (unidade): 20		F	3-ODC	1	90	0	1000	8.300
			F	3-ODC	1	91	0	1000	1.700
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**96.459.911**
0033 4257 **6014**	Julgamento de Causas na Justiça Federal - **Na 3ª Região da Justiça Federal - MS, SP**								96.459.911
	Processo julgado (unidade): 138.370		F	3-ODC	2	90	0	1000	76.419.568
			F	3-ODC	2	90	0	1050	1.182.355
			F	3-ODC	2	90	0	1138	421.775
			F	3-ODC	2	91	0	1000	72.016
			F	4-INV	2	90	0	1000	18.364.197
	Projeto								**1.610.000**
0033 **168Q**	**Aquisição de Imóveis para Funcionamento do TRF da 3ª Região em São Paulo - SP - Unidade "M"**	02 122							**1.610.000**
0033 168Q **3928**	Aquisição de Imóveis para Funcionamento do TRF da 3ª Região em São Paulo - SP - Unidade "M" - **No Município de São Paulo - SP**								1.610.000
	Imóvel adquirido (unidade): 2		F	5-IFI	2	90	0	1000	1.610.000
	Operação Especial								**302.061.123**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**206.322.077**
0033 0181 **6014**	Aposentadorias e Pensões Civis da União - **Na 3ª Região da Justiça Federal - MS, SP**								206.322.077
			S	1-PES	1	90	0	1056	206.322.077
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**95.739.046**
0033 09HB **6014**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 3ª Região da Justiça Federal - MS, SP**								95.739.046
			F	1-PES	0	91	0	1000	95.739.046
0909	**Operações Especiais: Outros Encargos Especiais**								**2.570.000**
	Operação Especial								**2.570.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.500.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12104 TRIBUNAL REGIONAL FEDERAL DA 3A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **6014**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 3ª Região da Justiça Federal - MS, SP**								2.500.000
			F	1-PES	1	90	0	1000	2.500.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**40.000**
0909 0536 **6014**	Benefícios de Legislação Especial - **Na 3ª Região da Justiça Federal - MS, SP**								40.000
			S	3-ODC	1	90	0	1000	40.000
Total									**1.018.388.108**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12105 TRIBUNAL REGIONAL FEDERAL DA 4A. REGIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		615.956.110	588.303.026	588.303.026	636.497.408	636.497.408
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	611.873.302	583.963.009	583.963.009	631.413.229	631.413.229
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.082.808	4.340.017	4.340.017	5.084.179	5.084.179
Funcao						
02	JUDICIÁRIA	474.077.700	454.745.598	454.745.598	488.676.371	488.676.371
09	PREVIDÊNCIA SOCIAL	137.795.602	129.217.411	129.217.411	142.736.858	142.736.858
28	ENCARGOS ESPECIAIS	4.082.808	4.340.017	4.340.017	5.084.179	5.084.179
Subfuncao						
061	AÇÃO JUDICIÁRIA	70.454.390	60.072.684	60.072.684	61.285.743	61.285.743
122	ADMINISTRAÇÃO GERAL	295.973.019	295.492.453	295.492.453	317.322.172	317.322.172
131	COMUNICAÇÃO SOCIAL	0	600.000	600.000	630.000	630.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	137.795.602	129.217.411	129.217.411	142.736.858	142.736.858
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	53.442.583	44.960.622	44.960.622	53.636.151	53.636.151
846	OUTROS ENCARGOS ESPECIAIS	58.290.515	57.959.856	57.959.856	60.886.484	60.886.484
GND						
1	PESSOAL E ENCARGOS SOCIAIS	488.688.785	478.575.857	478.575.857	518.526.959	518.526.959
3	OUTRAS DESPESAS CORRENTES	105.476.390	94.108.419	94.108.419	108.337.144	108.337.144
4	INVESTIMENTOS	21.790.935	15.618.750	15.618.750	9.633.305	9.633.305

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**375.790.101**		**108.174.659**	**9.633.305**				**493.598.065**
1050			**162.485**					**162.485**
1056	**142.736.858**							**142.736.858**
Total	**518.526.959**	**0**	**108.337.144**	**9.633.305**	**0**	**0**	**0**	**636.497.408**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12105 TRIBUNAL REGIONAL FEDERAL DA 4A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**631.413.229**
	Atividade								**432.874.066**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**29.906.397**
0033 2004 **6015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 4ª Região da Justiça Federal - PR, RS, SC**								29.906.397
			F	3-ODC	1	90	0	1000	29.906.397
0033 **20TP**	**Ativos Civis da União**	02 122							**314.903.617**
0033 20TP **6015**	Ativos Civis da União - **Na 4ª Região da Justiça Federal - PR, RS, SC**								314.903.617
			F	1-PES	1	90	0	1000	314.613.617
			F	1-PES	1	91	0	1000	290.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**23.729.754**
0033 212B **6015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 4ª Região da Justiça Federal - PR, RS, SC**								23.729.754
			F	3-ODC	1	90	0	1000	23.729.754
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**108.000**
0033 216H **6015**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 4ª Região da Justiça Federal - PR, RS, SC** Agente público beneficiado (unidade): 5								108.000
			F	3-ODC	2	90	0	1000	108.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**630.000**
0033 219I **6015**	Publicidade Institucional e de Utilidade Pública - **Na 4ª Região da Justiça Federal - PR, RS, SC** Conteúdo divulgado (unidade): 100								630.000
			F	3-ODC	2	90	0	1000	630.000
0033 **219Z**	**Conservação e Recuperação do Patrimônio da União**	02 122							**2.310.555**
0033 219Z **6015**	Conservação e Recuperação do Patrimônio da União - **Na 4ª Região da Justiça Federal - PR, RS, SC** Ativo mantido (unidade): 2								2.310.555
			F	4-INV	2	90	0	1000	2.310.555
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**5.000**
0033 4224 **6015**	Assistência Jurídica a Pessoas Carentes - **Na 4ª Região da Justiça Federal - PR, RS, SC** Pessoa assistida (unidade): 10								5.000
			F	3-ODC	1	90	0	1000	4.167
			F	3-ODC	1	91	0	1000	833
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**61.280.743**
0033 4257 **6015**	Julgamento de Causas na Justiça Federal - **Na 4ª Região da Justiça Federal - PR, RS, SC** Processo julgado (unidade): 143.927								61.280.743
			F	3-ODC	2	90	0	1000	53.717.508
			F	3-ODC	2	90	0	1050	162.485
			F	3-ODC	2	91	0	1000	78.000
			F	4-INV	2	90	0	1000	7.322.750
	Operação Especial								**198.539.163**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**142.736.858**
0033 0181 **6015**	Aposentadorias e Pensões Civis da União - **Na 4ª Região da Justiça Federal - PR, RS, SC**								142.736.858
			S	1-PES	1	90	0	1056	142.736.858
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**55.802.305**
0033 09HB **6015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 4ª Região da Justiça Federal - PR, RS, SC**								55.802.305
			F	1-PES	0	91	0	1000	55.802.305
0909	**Operações Especiais: Outros Encargos Especiais**								**5.084.179**
	Operação Especial								**5.084.179**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.054.179**
0909 00S6 **6015**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 4ª Região da Justiça Federal - PR, RS, SC**								5.054.179
			F	1-PES	1	90	0	1000	5.054.179
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12105 TRIBUNAL REGIONAL FEDERAL DA 4A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
Total									**636.497.408**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12106 TRIBUNAL REGIONAL FEDERAL DA 5A. REGIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		409.847.854	386.215.538	386.215.538	426.612.157	426.612.157
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	404.034.185	380.735.936	380.735.936	418.318.485	418.318.485
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.813.669	5.479.602	5.479.602	8.293.672	8.293.672
Funcao						
02	JUDICIÁRIA	344.263.590	323.921.599	323.921.599	353.442.010	353.442.010
09	PREVIDÊNCIA SOCIAL	59.770.594	56.814.337	56.814.337	64.876.475	64.876.475
28	ENCARGOS ESPECIAIS	5.813.669	5.479.602	5.479.602	8.293.672	8.293.672
Subfuncao						
061	AÇÃO JUDICIÁRIA	80.642.648	67.621.192	67.621.192	74.041.056	74.041.056
122	ADMINISTRAÇÃO GERAL	204.270.838	193.273.612	193.273.612	206.826.912	206.826.912
131	COMUNICAÇÃO SOCIAL	43.671	100.000	100.000	50.000	50.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	59.770.594	56.814.337	56.814.337	64.876.475	64.876.475
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	32.906.643	36.742.294	36.742.294	44.999.831	44.999.831
846	OUTROS ENCARGOS ESPECIAIS	32.213.460	31.664.103	31.664.103	35.817.883	35.817.883
GND						
1	PESSOAL E ENCARGOS SOCIAIS	280.259.285	274.152.052	274.152.052	298.686.058	298.686.058
3	OUTRAS DESPESAS CORRENTES	102.061.593	96.863.486	96.863.486	111.640.887	111.640.887
4	INVESTIMENTOS	27.526.975	15.200.000	15.200.000	16.285.212	16.285.212

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**233.809.583**		**111.521.023**	**16.285.212**				**361.615.818**
1050			**119.864**					**119.864**
1056	**64.876.475**							**64.876.475**
Total	**298.686.058**	**0**	**111.640.887**	**16.285.212**	**0**	**0**	**0**	**426.612.157**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12106 TRIBUNAL REGIONAL FEDERAL DA 5A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**418.318.485**
	Atividade								**325.917.799**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**28.949.506**
0033 2004 **6016**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								28.949.506
			F	3-ODC	1	90	0	1000	28.949.506
0033 **20TP**	**Ativos Civis da União**	02 122							**197.991.700**
0033 20TP **6016**	Ativos Civis da União - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								197.991.700
			F	1-PES	1	90	0	1000	197.031.700
			F	1-PES	1	91	0	1000	960.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**16.050.325**
0033 212B **6016**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								16.050.325
			F	3-ODC	1	90	0	1000	16.050.325
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**750.000**
0033 216H **6016**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								750.000
	Agente público beneficiado (unidade): 15		F	3-ODC	2	90	0	1000	750.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**50.000**
0033 219I **6016**	Publicidade Institucional e de Utilidade Pública - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								50.000
	Conteúdo divulgado (unidade): 100		F	3-ODC	2	90	0	1000	50.000
0033 **219Z**	**Conservação e Recuperação do Patrimônio da União**	02 122							**8.085.212**
0033 219Z **6016**	Conservação e Recuperação do Patrimônio da União - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								8.085.212
	Ativo mantido (unidade): 2		F	4-INV	2	90	0	1000	8.085.212
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**5.000**
0033 4224 **6016**	Assistência Jurídica a Pessoas Carentes - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								5.000
	Pessoa assistida (unidade): 5		F	3-ODC	1	90	0	1000	4.000
			F	3-ODC	1	91	0	1000	1.000
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**74.036.056**
0033 4257 **6016**	Julgamento de Causas na Justiça Federal - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								74.036.056
	Processo julgado (unidade): 55.698		F	3-ODC	2	90	0	1000	65.711.192
			F	3-ODC	2	90	0	1050	119.864
			F	3-ODC	2	91	0	1000	5.000
			F	4-INV	2	90	0	1000	8.200.000
	Operação Especial								**92.400.686**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**64.876.475**
0033 0181 **6016**	Aposentadorias e Pensões Civis da União - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								64.876.475
			S	1-PES	1	90	0	1056	64.876.475
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**27.524.211**
0033 09HB **6016**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								27.524.211
			F	1-PES	0	91	0	1000	27.524.211
0909	**Operações Especiais: Outros Encargos Especiais**								**8.293.672**
	Operação Especial								**8.293.672**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**8.263.672**
0909 00S6 **6016**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 5ª Região da Justiça Federal - AL, CE, PB, PE, RN, SE**								8.263.672
			F	1-PES	1	90	0	1000	8.263.672
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12106 TRIBUNAL REGIONAL FEDERAL DA 5A. REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
Total									**426.612.157**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12107 TRIBUNAL REGIONAL FEDERAL DA 6ª REGIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		206.239.560	240.999.423	240.999.423	263.943.270	263.943.270
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	205.987.381	240.835.787	240.835.787	263.393.270	263.393.270
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	252.180	163.636	163.636	550.000	550.000
Funcao						
02	JUDICIÁRIA	203.724.428	238.821.423	238.821.423	260.423.270	260.423.270
09	PREVIDÊNCIA SOCIAL	2.262.952	2.014.364	2.014.364	2.970.000	2.970.000
28	ENCARGOS ESPECIAIS	252.180	163.636	163.636	550.000	550.000
Subfuncao						
061	AÇÃO JUDICIÁRIA	53.860.377	87.844.716	87.844.716	89.873.054	89.873.054
122	ADMINISTRAÇÃO GERAL	119.495.482	117.764.099	117.764.099	133.730.000	133.730.000
131	COMUNICAÇÃO SOCIAL	363	10.000	10.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.262.952	2.014.364	2.014.364	2.970.000	2.970.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.764.940	15.202.608	15.202.608	19.152.241	19.152.241
846	OUTROS ENCARGOS ESPECIAIS	16.855.446	18.163.636	18.163.636	18.217.975	18.217.975
GND						
1	PESSOAL E ENCARGOS SOCIAIS	137.718.398	136.920.144	136.920.144	154.187.975	154.187.975
3	OUTRAS DESPESAS CORRENTES	55.775.271	100.066.082	100.066.082	106.255.295	106.255.295
4	INVESTIMENTOS	12.745.891	4.013.197	4.013.197	3.500.000	3.500.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**151.217.975**		**106.255.295**	**3.500.000**				**260.973.270**
1056	**2.970.000**							**2.970.000**
Total	**154.187.975**	**0**	**106.255.295**	**3.500.000**	**0**	**0**	**0**	**263.943.270**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 12000 JUSTIÇA FEDERAL

Unidade: 12107 TRIBUNAL REGIONAL FEDERAL DA 6ª REGIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**263.393.270**
	Atividade								**242.755.295**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**9.174.053**
0033 2004 **6044**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 6ª Região da Justiça Federal - MG**								9.174.053
			F	3-ODC	1	90	0	1000	9.174.053
0033 **20TP**	**Ativos Civis da União**	02 122							**133.000.000**
0033 20TP **6044**	Ativos Civis da União - **Na 6ª Região da Justiça Federal - MG**								133.000.000
			F	1-PES	1	90	0	1000	132.174.812
			F	1-PES	1	91	0	1000	825.188
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**9.978.188**
0033 212B **6044**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 6ª Região da Justiça Federal - MG**								9.978.188
			F	3-ODC	1	90	0	1000	9.978.188
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**730.000**
0033 216H **6044**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 6ª Região da Justiça Federal - MG**								730.000
	Agente público beneficiado (unidade): 23		F	3-ODC	2	90	0	1000	730.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**5.000**
0033 4224 **6044**	Assistência Jurídica a Pessoas Carentes - **Na 6ª Região da Justiça Federal - MG**								5.000
	Pessoa assistida (unidade): 10		F	3-ODC	1	90	0	1000	5.000
0033 **4257**	**Julgamento de Causas na Justiça Federal**	02 061							**89.868.054**
0033 4257 **6044**	Julgamento de Causas na Justiça Federal - **Na 6ª Região da Justiça Federal - MG**								89.868.054
	Processo julgado (unidade): 71.957		F	3-ODC	2	90	0	1000	86.368.054
			F	4-INV	2	90	0	1000	3.500.000
	Operação Especial								**20.637.975**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.970.000**
0033 0181 **6044**	Aposentadorias e Pensões Civis da União - **Na 6ª Região da Justiça Federal - MG**								2.970.000
			S	1-PES	1	90	0	1056	2.970.000
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**17.667.975**
0033 09HB **6044**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 6ª Região da Justiça Federal - MG**								17.667.975
			F	1-PES	0	91	0	1000	17.667.975
0909	**Operações Especiais: Outros Encargos Especiais**								**550.000**
	Operação Especial								**550.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**520.000**
0909 00S6 **6044**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 6ª Região da Justiça Federal - MG**								520.000
			F	1-PES	1	90	0	1000	520.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**30.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								30.000
			S	1-PES	1	90	0	1000	30.000
Total									**263.943.270**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 13000 JUSTIÇA MILITAR DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		751.072.456	803.257.033	803.257.033	935.408.190	935.408.190
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	750.919.373	789.914.275	789.914.275	867.609.875	866.670.621
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	153.083	178.596	178.596	365.056	365.056
0999	RESERVA DE CONTINGÊNCIA	0	13.164.162	13.164.162	67.433.259	68.372.513
Funcao						
02	JUDICIÁRIA	506.683.461	525.446.970	525.446.970	610.899.295	609.960.041
09	PREVIDÊNCIA SOCIAL	244.235.912	264.467.305	264.467.305	256.710.580	256.710.580
28	ENCARGOS ESPECIAIS	153.083	178.596	178.596	365.056	365.056
99	RESERVA DE CONTINGÊNCIA	0	13.164.162	13.164.162	67.433.259	68.372.513
Subfuncao						
061	AÇÃO JUDICIÁRIA	116.494.782	124.966.467	124.966.467	120.183.824	120.183.824
122	ADMINISTRAÇÃO GERAL	271.989.078	290.325.031	290.325.031	378.720.038	377.780.784
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	244.235.912	264.467.305	264.467.305	256.710.580	256.710.580
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	75.963.388	64.765.266	64.765.266	70.447.926	70.447.926
846	OUTROS ENCARGOS ESPECIAIS	42.389.296	45.568.802	45.568.802	41.912.563	41.912.563
999	RESERVA DE CONTINGÊNCIA	0	13.164.162	13.164.162	67.433.259	68.372.513
UO						
13101	JUSTIÇA MILITAR DA UNIÃO	751.072.456	803.257.033	803.257.033	935.408.190	935.408.190
GND						
1	PESSOAL E ENCARGOS SOCIAIS	558.301.404	613.132.300	613.132.300	651.097.854	651.097.854
3	OUTRAS DESPESAS CORRENTES	184.731.325	181.094.374	181.094.374	187.762.449	187.762.449
4	INVESTIMENTOS	8.039.727	9.030.359	9.030.359	3.321.301	3.321.301
5	INVERSÕES FINANCEIRAS	0	0	0	70.000.000	70.000.000
9	RESERVA DE CONTINGÊNCIA	0	0	0	23.226.586	23.226.586

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**394.387.274**		**187.521.777**	**3.321.301**			**23.226.586**	**608.456.938**
1001	**181.689.234**							**181.689.234**
1027					**70.000.000**			**70.000.000**
1050			**240.672**					**240.672**
1056	**75.021.346**							**75.021.346**
Total	**651.097.854**	**0**	**187.762.449**	**3.321.301**	**70.000.000**	**0**	**23.226.586**	**935.408.190**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 13000 JUSTIÇA MILITAR DA UNIÃO

Unidade: 13101 JUSTIÇA MILITAR DA UNIÃO

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		751.072.456	803.257.033	803.257.033	935.408.190	935.408.190
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	750.919.373	789.914.275	789.914.275	867.609.875	866.670.621
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	153.083	178.596	178.596	365.056	365.056
0999	RESERVA DE CONTINGÊNCIA	0	13.164.162	13.164.162	67.433.259	68.372.513
Funcao						
02	JUDICIÁRIA	506.683.461	525.446.970	525.446.970	610.899.295	609.960.041
09	PREVIDÊNCIA SOCIAL	244.235.912	264.467.305	264.467.305	256.710.580	256.710.580
28	ENCARGOS ESPECIAIS	153.083	178.596	178.596	365.056	365.056
99	RESERVA DE CONTINGÊNCIA	0	13.164.162	13.164.162	67.433.259	68.372.513
Subfuncao						
061	AÇÃO JUDICIÁRIA	116.494.782	124.966.467	124.966.467	120.183.824	120.183.824
122	ADMINISTRAÇÃO GERAL	271.989.078	290.325.031	290.325.031	378.720.038	377.780.784
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	244.235.912	264.467.305	264.467.305	256.710.580	256.710.580
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	75.963.388	64.765.266	64.765.266	70.447.926	70.447.926
846	OUTROS ENCARGOS ESPECIAIS	42.389.296	45.568.802	45.568.802	41.912.563	41.912.563
999	RESERVA DE CONTINGÊNCIA	0	13.164.162	13.164.162	67.433.259	68.372.513
GND						
1	PESSOAL E ENCARGOS SOCIAIS	558.301.404	613.132.300	613.132.300	651.097.854	651.097.854
3	OUTRAS DESPESAS CORRENTES	184.731.325	181.094.374	181.094.374	187.762.449	187.762.449
4	INVESTIMENTOS	8.039.727	9.030.359	9.030.359	3.321.301	3.321.301
5	INVERSÕES FINANCEIRAS	0	0	0	70.000.000	70.000.000
9	RESERVA DE CONTINGÊNCIA	0	0	0	23.226.586	23.226.586

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**394.387.274**		**187.521.777**	**3.321.301**			**23.226.586**	**608.456.938**
1001	**181.689.234**							**181.689.234**
1027					**70.000.000**			**70.000.000**
1050			**240.672**					**240.672**
1056	**75.021.346**							**75.021.346**
Total	**651.097.854**	**0**	**187.762.449**	**3.321.301**	**70.000.000**	**0**	**23.226.586**	**935.408.190**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 13000 JUSTIÇA MILITAR DA UNIÃO

Unidade: 13101 JUSTIÇA MILITAR DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**866.670.621**
	Atividade								**498.362.534**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**35.000.000**
0033 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								35.000.000
			F	3-ODC	1	90	0	1000	35.000.000
0033 **20TP**	**Ativos Civis da União**	02 122							**307.328.784**
0033 20TP **0001**	Ativos Civis da União - **Nacional**								307.328.784
			F	1-PES	1	90	0	1000	304.950.747
			F	1-PES	1	91	0	1000	2.378.037
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**35.447.926**
0033 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								35.447.926
			F	3-ODC	1	90	0	1000	35.447.926
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**402.000**
0033 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								402.000
	Agente público beneficiado (unidade): 7		F	3-ODC	2	90	0	1000	402.000
0033 **4225**	**Processamento de Causas e Gestão Administrativa na Justiça Militar da União**	02 061							**120.183.824**
0033 4225 **0001**	Processamento de Causas e Gestão Administrativa na Justiça Militar da União - **Nacional**								120.183.824
	Processo julgado (unidade): 6.299		F	3-ODC	2	90	0	1000	116.468.009
			F	3-ODC	2	90	0	1050	240.672
			F	3-ODC	2	91	0	1000	153.842
			F	4-INV	2	90	0	1000	3.321.301
	Projeto								**70.050.000**
0033 **169V**	**Aquisição de Edifício-Sede das Auditorias da 11ª CJM**	02 122							**70.000.000**
0033 169V **5664**	Aquisição de Edifício-Sede das Auditorias da 11ª CJM - **Em Brasília - DF**								70.000.000
	Edifício adquirido (unidade): 1		F	5-IFI	2	90	0	1027	70.000.000
0033 **7808**	**Construção de Edifício-Sede do Superior Tribunal Militar**	02 122							**50.000**
0033 7808 **5664**	Construção de Edifício-Sede do Superior Tribunal Militar - **Em Brasília - DF**								50.000
	Edifício construído (% de execução física): 1		F	3-ODC	2	90	0	1000	50.000
	Operação Especial								**298.258.087**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**256.710.580**
0033 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								256.710.580
			S	1-PES	1	90	0	1001	181.689.234
			S	1-PES	1	90	0	1056	75.021.346
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**41.547.507**
0033 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								41.547.507
			F	1-PES	0	91	0	1000	41.547.507
0909	**Operações Especiais: Outros Encargos Especiais**								**365.056**
	Operação Especial								**365.056**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**365.056**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								365.056
			F	1-PES	1	90	0	1000	365.056
0999	**Reserva de Contingência**								**68.372.513**
	Operação Especial								**68.372.513**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**8.370.413**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								8.370.413
			F	1-PES	0	91	0	1000	8.370.413
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**60.002.100**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 13000 JUSTIÇA MILITAR DA UNIÃO

Unidade: 13101 JUSTIÇA MILITAR DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z01 **6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								23.226.586
			F	9-RES	2	99	0	1000	23.226.586
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								36.775.514
			F	1-PES	1	90	0	1000	36.775.514
Total									**935.408.190**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		11.058.704.946	11.298.228.878	11.298.228.878	14.000.529.594	14.000.529.594
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	9.796.615.907	9.714.972.775	9.714.972.775	11.617.300.566	11.617.300.566
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.261.641.860	1.378.100.870	1.378.100.870	1.491.349.040	1.491.349.040
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	447.178	1.037.960	1.037.960	486.000	486.000
0999	RESERVA DE CONTINGÊNCIA	0	204.117.273	204.117.273	891.393.988	891.393.988
Funcao						
02	JUDICIÁRIA	8.537.725.935	8.478.184.326	8.478.184.326	10.296.899.484	10.296.899.484
09	PREVIDÊNCIA SOCIAL	1.258.889.973	1.236.788.449	1.236.788.449	1.320.401.082	1.320.401.082
28	ENCARGOS ESPECIAIS	1.262.089.038	1.379.138.830	1.379.138.830	1.491.835.040	1.491.835.040
99	RESERVA DE CONTINGÊNCIA	0	204.117.273	204.117.273	891.393.988	891.393.988
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.164.426.925	221.592.912	221.592.912	1.884.055.861	1.884.055.861
122	ADMINISTRAÇÃO GERAL	5.859.240.755	6.501.223.724	6.501.223.724	6.570.454.196	6.570.454.196
126	TECNOLOGIA DA INFORMAÇÃO	45.666.241	108.361.197	108.361.197	57.186.729	57.186.729
131	COMUNICAÇÃO SOCIAL	13.221.353	14.070.527	14.070.527	15.045.204	15.045.204
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.258.889.973	1.236.788.449	1.236.788.449	1.320.401.082	1.320.401.082
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	697.935.479	803.358.980	803.358.980	974.205.205	974.205.205
846	OUTROS ENCARGOS ESPECIAIS	2.019.324.219	2.208.715.816	2.208.715.816	2.287.787.329	2.287.787.329
999	RESERVA DE CONTINGÊNCIA	0	204.117.273	204.117.273	891.393.988	891.393.988
UO						
14101	TRIBUNAL SUPERIOR ELEITORAL	1.966.634.505	2.141.003.624	2.141.003.624	4.171.276.766	4.171.276.766
14102	TRIBUNAL REGIONAL ELEITORAL DO ACRE	76.541.650	69.478.364	69.478.364	77.136.469	77.136.469
14103	TRIBUNAL REGIONAL ELEITORAL DE ALAGOAS	151.499.474	151.618.161	151.618.161	166.842.390	166.842.390
14104	TRIBUNAL REGIONAL ELEITORAL DO AMAZONAS	163.285.944	168.276.834	168.276.834	177.852.631	177.852.631
14105	TRIBUNAL REGIONAL ELEITORAL DA BAHIA	482.442.023	475.063.647	475.063.647	502.989.988	502.989.988
14106	TRIBUNAL REGIONAL ELEITORAL DO CEARÁ	327.458.116	322.677.197	322.677.197	347.664.313	347.664.313
14107	TRIBUNAL REGIONAL ELEITORAL DO DISTRITO FEDERAL	142.305.529	141.003.849	141.003.849	150.601.076	150.601.076
14108	TRIBUNAL REGIONAL ELEITORAL DO ESPÍRITO SANTO	170.421.864	172.012.941	172.012.941	187.077.716	187.077.716
14109	TRIBUNAL REGIONAL ELEITORAL DE GOIÁS	259.335.838	260.482.326	260.482.326	279.465.705	279.465.705
14110	TRIBUNAL REGIONAL ELEITORAL DO MARANHÃO	258.024.115	251.488.285	251.488.285	270.662.035	270.662.035
14111	TRIBUNAL REGIONAL ELEITORAL DE MATO GROSSO	171.478.569	170.677.766	170.677.766	184.773.714	184.773.714
14112	TRIBUNAL REGIONAL ELEITORAL DE MATO GROSSO DO SUL	153.206.836	152.507.673	152.507.673	163.278.578	163.278.578
14113	TRIBUNAL REGIONAL ELEITORAL DE MINAS GERAIS	850.309.667	841.986.808	841.986.808	912.227.029	912.227.029
14114	TRIBUNAL REGIONAL ELEITORAL DO PARÁ	270.872.579	258.405.484	258.405.484	274.502.021	274.502.021
14115	TRIBUNAL REGIONAL ELEITORAL DA PARAÍBA	203.910.907	206.511.175	206.511.175	221.350.763	221.350.763
14116	TRIBUNAL REGIONAL ELEITORAL DO PARANÁ	437.194.005	433.504.137	433.504.137	469.107.670	469.107.670
14117	TRIBUNAL REGIONAL ELEITORAL DE PERNAMBUCO	363.821.373	362.902.042	362.902.042	393.579.752	393.579.752
14118	TRIBUNAL REGIONAL ELEITORAL DO PIAUÍ	214.803.449	219.576.995	219.576.995	236.529.109	236.529.109
14119	TRIBUNAL REGIONAL ELEITORAL DO RIO DE JANEIRO	670.444.403	677.439.019	677.439.019	720.311.861	720.311.861
14120	TRIBUNAL REGIONAL ELEITORAL DO RIO GRANDE DO NORTE	197.093.442	197.461.667	197.461.667	210.458.594	210.458.594
14121	TRIBUNAL REGIONAL ELEITORAL DO RIO GRANDE DO SUL	416.675.277	408.717.077	408.717.077	436.672.975	436.672.975
14122	TRIBUNAL REGIONAL ELEITORAL DE RONDÔNIA	126.948.775	134.737.717	134.737.717	142.017.671	142.017.671
14123	TRIBUNAL REGIONAL ELEITORAL DE SANTA CATARINA	271.367.109	270.302.772	270.302.772	290.245.864	290.245.864
14124	TRIBUNAL REGIONAL ELEITORAL DE SÃO PAULO	1.073.693.284	1.073.980.377	1.073.980.377	1.145.690.424	1.145.690.424
14125	TRIBUNAL REGIONAL ELEITORAL DE SERGIPE	124.604.503	128.217.204	128.217.204	138.544.465	138.544.465
14126	TRIBUNAL REGIONAL ELEITORAL DE TOCANTINS	126.583.904	141.000.814	141.000.814	143.188.970	143.188.970
14127	TRIBUNAL REGIONAL ELEITORAL DE RORAIMA	71.970.222	69.545.241	69.545.241	77.444.726	77.444.726
14128	TRIBUNAL REGIONAL ELEITORAL DO AMAPÁ	72.032.187	68.884.960	68.884.960	74.186.344	74.186.344
14901	FUNDO PARTIDÁRIO	1.243.745.396	1.328.764.722	1.328.764.722	1.434.849.975	1.434.849.975
GND						
1	PESSOAL E ENCARGOS SOCIAIS	6.938.426.309	7.261.767.930	7.261.767.930	8.131.595.883	8.131.595.883
3	OUTRAS DESPESAS CORRENTES	3.914.037.019	3.808.566.710	3.808.566.710	5.412.308.527	5.412.308.527
4	INVESTIMENTOS	206.241.618	227.894.238	227.894.238	281.258.711	281.258.711

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 14000 JUSTIÇA ELEITORAL

GND						
9	RESERVA DE CONTINGÊNCIA	0	0	0	175.366.473	175.366.473

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	6.811.194.801		5.121.114.046	281.258.711			175.366.473	12.388.934.031
1001	32.960.331							32.960.331
1027			175.366.473					175.366.473
1052			115.828.008					115.828.008
1056	1.287.440.751							1.287.440.751
Total	8.131.595.883	0	5.412.308.527	281.258.711	0	0	175.366.473	14.000.529.594

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14101 TRIBUNAL SUPERIOR ELEITORAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.966.634.505	2.141.003.624	2.141.003.624	4.171.276.766	4.171.276.766
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.964.904.226	1.910.284.436	1.910.284.436	3.253.698.468	3.253.698.468
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.283.101	25.563.955	25.563.955	25.698.310	25.698.310
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	447.178	1.037.960	1.037.960	486.000	486.000
0999	RESERVA DE CONTINGÊNCIA	0	204.117.273	204.117.273	891.393.988	891.393.988
Funcao						
02	JUDICIÁRIA	1.885.820.255	1.835.874.646	1.835.874.646	3.174.345.753	3.174.345.753
09	PREVIDÊNCIA SOCIAL	79.083.971	74.409.790	74.409.790	79.352.715	79.352.715
28	ENCARGOS ESPECIAIS	1.730.279	26.601.915	26.601.915	26.184.310	26.184.310
99	RESERVA DE CONTINGÊNCIA	0	204.117.273	204.117.273	891.393.988	891.393.988
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.164.426.925	221.592.912	221.592.912	1.884.055.861	1.884.055.861
122	ADMINISTRAÇÃO GERAL	580.752.839	1.239.121.089	1.239.121.089	946.653.475	946.653.475
126	TECNOLOGIA DA INFORMAÇÃO	45.666.241	108.361.197	108.361.197	57.186.729	57.186.729
131	COMUNICAÇÃO SOCIAL	13.221.353	14.070.527	14.070.527	15.045.204	15.045.204
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	79.083.971	74.409.790	74.409.790	79.352.715	79.352.715
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	42.601.061	135.328.283	135.328.283	214.710.962	214.710.962
846	OUTROS ENCARGOS ESPECIAIS	40.882.115	144.002.553	144.002.553	82.877.832	82.877.832
999	RESERVA DE CONTINGÊNCIA	0	204.117.273	204.117.273	891.393.988	891.393.988
GND						
1	PESSOAL E ENCARGOS SOCIAIS	754.878.219	1.182.733.033	1.182.733.033	1.724.988.179	1.724.988.179
3	OUTRAS DESPESAS CORRENTES	1.136.952.906	827.089.110	827.089.110	2.113.760.983	2.113.760.983
4	INVESTIMENTOS	74.803.380	131.181.481	131.181.481	157.161.131	157.161.131
9	RESERVA DE CONTINGÊNCIA	0	0	0	175.366.473	175.366.473

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.645.635.464**		**1.938.394.510**	**157.161.131**			**175.366.473**	**3.916.557.578**
1027			**175.366.473**					**175.366.473**
1056	**79.352.715**							**79.352.715**
Total	**1.724.988.179**	**0**	**2.113.760.983**	**157.161.131**	**0**	**0**	**175.366.473**	**4.171.276.766**

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14101 TRIBUNAL SUPERIOR ELEITORAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**3.253.698.468**
	Atividade								**3.117.652.231**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**123.883.193**
0033 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								123.883.193
			F	3-ODC	1	90	0	1000	123.883.193
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**416.045.149**
0033 20GP **5664**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **Em Brasília - DF**								416.045.149
			F	3-ODC	2	90	0	1000	136.631.247
			F	3-ODC	2	90	0	1027	175.366.473
			F	3-ODC	2	91	0	1000	1.446
			F	4-INV	2	90	0	1000	104.045.983
0033 **20TP**	**Ativos Civis da União**	02 122							**362.203.003**
0033 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								362.203.003
			F	1-PES	1	90	0	1000	361.462.337
			F	1-PES	1	91	0	1000	740.666
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**90.827.769**
0033 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								90.827.769
			F	3-ODC	1	90	0	1000	90.827.769
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**541.655**
0033 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal**								541.655
	Agente público beneficiado (unidade): 14		F	3-ODC	2	90	0	1000	541.655
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**15.045.204**
0033 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional**								15.045.204
	Conteúdo divulgado (unidade): 15.000		F	3-ODC	2	90	0	1000	15.045.204
0033 **21CN**	**Gestão e Manutenção da Identificação Civil Nacional**	02 126							**57.186.729**
0033 21CN **0001**	Gestão e Manutenção da Identificação Civil Nacional - **Nacional**								57.186.729
			F	3-ODC	2	90	0	1000	49.531.233
			F	4-INV	2	90	0	1000	7.655.496
0033 **21EE**	**Gestão da Política de Segurança da Informação e Cibernética na Justiça Eleitoral**	02 122							**167.863.668**
0033 21EE **0001**	Gestão da Política de Segurança da Informação e Cibernética na Justiça Eleitoral - **Nacional**								167.863.668
			F	3-ODC	2	90	0	1000	139.428.872
			F	4-INV	2	90	0	1000	28.434.796
0033 **4269**	**Pleitos Eleitorais**	02 061							**1.884.055.861**
0033 4269 **0001**	Pleitos Eleitorais - **Nacional**								1.884.055.861
	Eleição realizada (unidade): 2		F	1-PES	1	90	0	1000	485.043.237
			F	3-ODC	2	32	0	1000	3.000.000
			F	3-ODC	2	50	0	1000	3.900.000
			F	3-ODC	2	90	0	1000	1.371.630.201
			F	3-ODC	2	91	0	1000	3.457.567
			F	4-INV	2	90	0	1000	17.024.856
	Operação Especial								**136.046.237**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**79.352.715**
0033 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								79.352.715
			S	1-PES	1	90	0	1056	79.352.715
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**56.693.522**
0033 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								56.693.522
			F	1-PES	0	91	0	1000	56.693.522

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14101 TRIBUNAL SUPERIOR ELEITORAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909			**Operações Especiais: Outros Encargos Especiais**								**25.698.310**
			Operação Especial								**25.698.310**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**25.668.187**
0909	00S6	**0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								25.668.187
					F	1-PES	1	90	0	1000	25.668.187
0909	**0536**		**Benefícios de Legislação Especial**	28 846							**30.123**
0909	0536	**0053**	Benefícios de Legislação Especial - **No Distrito Federal**								30.123
					S	3-ODC	1	90	0	1000	30.123
0910			**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**486.000**
			Operação Especial								**486.000**
0910	**00SP**		**Contribuição Voluntária ao Instituto Internacional para a Democracia e a Assistência Eleitoral – IDEA**	28 846							**455.000**
0910	00SP	**0002**	Contribuição Voluntária ao Instituto Internacional para a Democracia e a Assistência Eleitoral – IDEA - **Exterior**								455.000
					F	3-ODC	2	80	0	1000	455.000
0910	**00SR**		**Contribuição Voluntária ao Instituto Interamericano de Direitos Humanos da UNIORE - IIDH**	28 846							**31.000**
0910	00SR	**0002**	Contribuição Voluntária ao Instituto Interamericano de Direitos Humanos da UNIORE - IIDH - **Exterior**								31.000
					F	3-ODC	2	80	0	1000	31.000
0999			**Reserva de Contingência**								**891.393.988**
			Operação Especial								**891.393.988**
0999	**0Z00**		**Reserva de Contingência - Financeira**	99 999							**105.704.602**
0999	0Z00	**6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								105.704.602
					F	1-PES	0	91	0	1000	105.704.602
0999	**0Z01**		**Reserva de Contingência Fiscal - Primária**	99 999							**785.689.386**
0999	0Z01	**6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								175.366.473
					F	9-RES	2	99	0	1000	175.366.473
0999	0Z01	**6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								610.322.913
					F	1-PES	1	90	0	1000	610.322.913
Total											**4.171.276.766**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14102 TRIBUNAL REGIONAL ELEITORAL DO ACRE

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		76.541.650	69.478.364	69.478.364	77.136.469	77.136.469
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	76.541.650	69.153.364	69.153.364	76.811.469	76.811.469
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Funcao						
02	JUDICIÁRIA	69.253.556	62.360.175	62.360.175	69.844.080	69.844.080
09	PREVIDÊNCIA SOCIAL	7.288.094	6.793.189	6.793.189	6.967.389	6.967.389
28	ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	51.852.610	50.208.441	50.208.441	56.810.950	56.810.950
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	7.288.094	6.793.189	6.793.189	6.967.389	6.967.389
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.858.901	5.939.866	5.939.866	6.635.466	6.635.466
846	OUTROS ENCARGOS ESPECIAIS	11.542.045	6.536.868	6.536.868	6.722.664	6.722.664
GND						
1	PESSOAL E ENCARGOS SOCIAIS	58.262.086	48.359.056	48.359.056	51.408.432	51.408.432
3	OUTRAS DESPESAS CORRENTES	17.420.677	19.246.326	19.246.326	24.965.487	24.965.487
4	INVESTIMENTOS	858.888	1.872.982	1.872.982	762.550	762.550

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**44.441.043**		**24.965.487**	**762.550**				**70.169.080**
1056	**6.967.389**							**6.967.389**
Total	**51.408.432**	**0**	**24.965.487**	**762.550**	**0**	**0**	**0**	**77.136.469**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14102 TRIBUNAL REGIONAL ELEITORAL DO ACRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**76.811.469**
	Atividade								**63.446.416**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**3.334.940**
0033 2004 **0012**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Acre**								3.334.940
			F	3-ODC	1	90	0	1000	3.334.940
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**19.092.571**
0033 20GP **0012**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Acre**								19.092.571
			F	3-ODC	2	90	0	1000	18.330.021
			F	4-INV	2	90	0	1000	762.550
0033 **20TP**	**Ativos Civis da União**	02 122							**37.718.379**
0033 20TP **0012**	Ativos Civis da União - **No Estado do Acre**								37.718.379
			F	1-PES	1	90	0	1000	37.549.294
			F	1-PES	1	91	0	1000	169.085
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**3.300.526**
0033 212B **0012**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Acre**								3.300.526
			F	3-ODC	1	90	0	1000	3.300.526
	Operação Especial								**13.365.053**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**6.967.389**
0033 0181 **0012**	Aposentadorias e Pensões Civis da União - **No Estado do Acre**								6.967.389
			S	1-PES	1	90	0	1056	6.967.389
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**6.397.664**
0033 09HB **0012**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Acre**								6.397.664
			F	1-PES	0	91	0	1000	6.397.664
0909	**Operações Especiais: Outros Encargos Especiais**								**325.000**
	Operação Especial								**325.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0012**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Acre**								325.000
			F	1-PES	1	90	0	1000	325.000
Total									**77.136.469**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14103 TRIBUNAL REGIONAL ELEITORAL DE ALAGOAS

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		151.499.474	151.618.161	151.618.161	166.842.390	166.842.390
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	151.499.474	151.293.161	151.293.161	166.517.390	166.517.390
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Funcao						
02	JUDICIÁRIA	138.186.350	137.974.843	137.974.843	152.504.846	152.504.846
09	PREVIDÊNCIA SOCIAL	13.313.124	13.318.318	13.318.318	14.012.544	14.012.544
28	ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	110.631.263	110.293.550	110.293.550	122.091.177	122.091.177
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	13.313.124	13.318.318	13.318.318	14.012.544	14.012.544
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.024.704	13.238.163	13.238.163	15.189.889	15.189.889
846	OUTROS ENCARGOS ESPECIAIS	14.530.383	14.768.130	14.768.130	15.548.780	15.548.780
GND						
1	PESSOAL E ENCARGOS SOCIAIS	119.539.249	117.296.862	117.296.862	124.238.003	124.238.003
3	OUTRAS DESPESAS CORRENTES	30.368.482	32.971.299	32.971.299	40.912.387	40.912.387
4	INVESTIMENTOS	1.591.742	1.350.000	1.350.000	1.692.000	1.692.000

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**110.225.459**		**40.912.387**	**1.692.000**				**152.829.846**
1056	**14.012.544**							**14.012.544**
Total	**124.238.003**	**0**	**40.912.387**	**1.692.000**	**0**	**0**	**0**	**166.842.390**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14103 TRIBUNAL REGIONAL ELEITORAL DE ALAGOAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**166.517.390**
	Atividade								**137.281.066**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**7.198.186**
0033 2004 **0027**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								7.198.186
			F	3-ODC	1	90	0	1000	7.198.186
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**27.414.498**
0033 20GP **0027**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Alagoas**								27.414.498
			F	3-ODC	2	90	0	1000	25.716.498
			F	3-ODC	2	91	0	1000	6.000
			F	4-INV	2	90	0	1000	1.692.000
0033 **20TP**	**Ativos Civis da União**	02 122							**94.676.679**
0033 20TP **0027**	Ativos Civis da União - **No Estado de Alagoas**								94.676.679
			F	1-PES	1	90	0	1000	94.215.346
			F	1-PES	1	91	0	1000	461.333
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**7.991.703**
0033 212B **0027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								7.991.703
			F	3-ODC	1	90	0	1000	7.991.703
	Operação Especial								**29.236.324**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.012.544**
0033 0181 **0027**	Aposentadorias e Pensões Civis da União - **No Estado de Alagoas**								14.012.544
			S	1-PES	1	90	0	1056	14.012.544
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**15.223.780**
0033 09HB **0027**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Alagoas**								15.223.780
			F	1-PES	0	91	0	1000	15.223.780
0909	**Operações Especiais: Outros Encargos Especiais**								**325.000**
	Operação Especial								**325.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0027**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Alagoas**								325.000
			F	1-PES	1	90	0	1000	325.000
Total									**166.842.390**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14104 TRIBUNAL REGIONAL ELEITORAL DO AMAZONAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		163.285.944	168.276.834	168.276.834	177.852.631	177.852.631
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	163.285.944	167.951.834	167.951.834	177.527.631	177.527.631
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Funcao						
02	JUDICIÁRIA	150.897.455	155.453.959	155.453.959	164.658.346	164.658.346
09	PREVIDÊNCIA SOCIAL	12.388.489	12.497.875	12.497.875	12.869.285	12.869.285
28	ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	119.898.894	124.706.210	124.706.210	131.518.632	131.518.632
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	12.388.489	12.497.875	12.497.875	12.869.285	12.869.285
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	16.593.912	16.773.776	16.773.776	18.849.542	18.849.542
846	OUTROS ENCARGOS ESPECIAIS	14.404.649	14.298.973	14.298.973	14.615.172	14.615.172
GND						
1	PESSOAL E ENCARGOS SOCIAIS	121.255.082	119.261.524	119.261.524	121.063.246	121.063.246
3	OUTRAS DESPESAS CORRENTES	41.139.726	48.713.174	48.713.174	55.728.674	55.728.674
4	INVESTIMENTOS	891.136	302.136	302.136	1.060.711	1.060.711

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**108.193.961**		**55.728.674**	**1.060.711**				**164.983.346**
1056	**12.869.285**							**12.869.285**
Total	**121.063.246**	**0**	**55.728.674**	**1.060.711**	**0**	**0**	**0**	**177.852.631**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14104 TRIBUNAL REGIONAL ELEITORAL DO AMAZONAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**177.527.631**
	Atividade								**150.368.174**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**10.384.539**
0033 2004 **0013**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								10.384.539
			F	3-ODC	1	90	0	1000	10.384.539
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**37.939.843**
0033 20GP **0013**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Amazonas**								37.939.843
			F	3-ODC	2	90	0	1000	36.879.132
			F	4-INV	2	90	0	1000	1.060.711
0033 **20TP**	**Ativos Civis da União**	02 122							**93.578.789**
0033 20TP **0013**	Ativos Civis da União - **No Estado do Amazonas**								93.578.789
			F	1-PES	1	90	0	1000	93.196.562
			F	1-PES	1	91	0	1000	382.227
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**8.465.003**
0033 212B **0013**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								8.465.003
			F	3-ODC	1	90	0	1000	8.465.003
	Operação Especial								**27.159.457**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**12.869.285**
0033 0181 **0013**	Aposentadorias e Pensões Civis da União - **No Estado do Amazonas**								12.869.285
			S	1-PES	1	90	0	1056	12.869.285
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**14.290.172**
0033 09HB **0013**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amazonas**								14.290.172
			F	1-PES	0	91	0	1000	14.290.172
0909	**Operações Especiais: Outros Encargos Especiais**								**325.000**
	Operação Especial								**325.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0013**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amazonas**								325.000
			F	1-PES	1	90	0	1000	325.000
Total									**177.852.631**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14105 TRIBUNAL REGIONAL ELEITORAL DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		482.442.023	475.063.647	475.063.647	502.989.988	502.989.988
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	482.333.509	474.738.647	474.738.647	502.461.772	502.461.772
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	108.513	325.000	325.000	528.216	528.216
Funcao						
02	JUDICIÁRIA	417.481.008	412.409.549	412.409.549	433.944.908	433.944.908
09	PREVIDÊNCIA SOCIAL	64.852.501	62.329.098	62.329.098	68.516.864	68.516.864
28	ENCARGOS ESPECIAIS	108.513	325.000	325.000	528.216	528.216
Subfuncao						
122	ADMINISTRAÇÃO GERAL	337.185.775	328.984.591	328.984.591	342.923.288	342.923.288
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	64.852.501	62.329.098	62.329.098	68.516.864	68.516.864
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	33.160.883	36.036.630	36.036.630	41.682.694	41.682.694
846	OUTROS ENCARGOS ESPECIAIS	47.242.863	47.713.328	47.713.328	49.867.142	49.867.142
GND						
1	PESSOAL E ENCARGOS SOCIAIS	378.401.147	366.914.166	366.914.166	387.287.879	387.287.879
3	OUTRAS DESPESAS CORRENTES	97.193.040	97.547.561	97.547.561	110.752.786	110.752.786
4	INVESTIMENTOS	6.847.837	10.601.920	10.601.920	4.949.323	4.949.323

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**318.771.015**		**110.752.786**	**4.949.323**				**434.473.124**
1056	**68.516.864**							**68.516.864**
Total	**387.287.879**	**0**	**110.752.786**	**4.949.323**	**0**	**0**	**0**	**502.989.988**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14105 TRIBUNAL REGIONAL ELEITORAL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**502.461.772**
	Atividade								**383.246.576**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**18.375.185**
0033 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								18.375.185
			F	3-ODC	1	90	0	1000	18.375.185
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**72.660.009**
0033 20GP **0029**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado da Bahia**								72.660.009
			F	3-ODC	2	90	0	1000	69.055.092
			F	3-ODC	2	91	0	1000	15.000
			F	4-INV	2	90	0	1000	3.589.917
0033 **20TP**	**Ativos Civis da União**	02 122							**268.903.873**
0033 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								268.903.873
			F	1-PES	1	90	0	1000	268.254.470
			F	1-PES	1	91	0	1000	649.403
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**23.307.509**
0033 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								23.307.509
			F	3-ODC	1	90	0	1000	23.307.509
	Projeto								**1.359.406**
0033 **160Y**	**Ampliação de Cartório Eleitoral em Barreiras - BA**	02 122							**1.359.406**
0033 160Y **1964**	Ampliação de Cartório Eleitoral em Barreiras - BA - **No Município de Barreiras - BA**								1.359.406
	Cartório ampliado (% de execução física): 100		F	4-INV	2	90	0	1000	1.359.406
	Operação Especial								**117.855.790**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**68.516.864**
0033 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								68.516.864
			S	1-PES	1	90	0	1056	68.516.864
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**49.338.926**
0033 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								49.338.926
			F	1-PES	0	91	0	1000	49.338.926
0909	**Operações Especiais: Outros Encargos Especiais**								**528.216**
	Operação Especial								**528.216**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**528.216**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								528.216
			F	1-PES	1	90	0	1000	528.216
Total									**502.989.988**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14106 TRIBUNAL REGIONAL ELEITORAL DO CEARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		327.458.116	322.677.197	322.677.197	347.664.313	347.664.313
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	322.669.470	317.865.507	317.865.507	341.394.218	341.394.218
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.788.646	4.811.690	4.811.690	6.270.095	6.270.095
Funcao						
02	JUDICIÁRIA	273.736.042	270.638.184	270.638.184	289.883.551	289.883.551
09	PREVIDÊNCIA SOCIAL	48.933.428	47.227.323	47.227.323	51.510.667	51.510.667
28	ENCARGOS ESPECIAIS	4.788.646	4.811.690	4.811.690	6.270.095	6.270.095
Subfuncao						
122	ADMINISTRAÇÃO GERAL	217.984.466	214.130.505	214.130.505	228.115.333	228.115.333
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	48.933.428	47.227.323	47.227.323	51.510.667	51.510.667
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	26.264.205	26.913.465	26.913.465	31.306.306	31.306.306
846	OUTROS ENCARGOS ESPECIAIS	34.276.017	34.405.904	34.405.904	36.732.007	36.732.007
GND						
1	PESSOAL E ENCARGOS SOCIAIS	261.676.770	255.519.648	255.519.648	271.041.792	271.041.792
3	OUTRAS DESPESAS CORRENTES	60.250.215	62.399.824	62.399.824	72.524.813	72.524.813
4	INVESTIMENTOS	5.531.132	4.757.725	4.757.725	4.097.708	4.097.708

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**219.531.125**		**72.524.813**	**4.097.708**				**296.153.646**
1056	**51.510.667**							**51.510.667**
Total	**271.041.792**	**0**	**72.524.813**	**4.097.708**	**0**	**0**	**0**	**347.664.313**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14106 TRIBUNAL REGIONAL ELEITORAL DO CEARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**341.394.218**
	Atividade								**259.421.639**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**13.001.310**
0033 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								13.001.310
			F	3-ODC	1	90	0	1000	13.001.310
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**45.316.215**
0033 20GP **0023**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Ceará**								45.316.215
			F	3-ODC	2	90	0	1000	41.218.507
			F	4-INV	2	90	0	1000	4.097.708
0033 **20TP**	**Ativos Civis da União**	02 122							**182.799.118**
0033 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								182.799.118
			F	1-PES	1	90	0	1000	181.904.118
			F	1-PES	1	91	0	1000	895.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**18.304.996**
0033 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								18.304.996
			F	3-ODC	1	90	0	1000	18.304.996
	Operação Especial								**81.972.579**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**51.510.667**
0033 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								51.510.667
			S	1-PES	1	90	0	1056	51.510.667
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**30.461.912**
0033 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								30.461.912
			F	1-PES	0	91	0	1000	30.461.912
0909	**Operações Especiais: Outros Encargos Especiais**								**6.270.095**
	Operação Especial								**6.270.095**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**6.270.095**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								6.270.095
			F	1-PES	1	90	0	1000	6.270.095
Total									**347.664.313**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14107 TRIBUNAL REGIONAL ELEITORAL DO DISTRITO FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		142.305.529	141.003.849	141.003.849	150.601.076	150.601.076
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	141.714.468	140.300.874	140.300.874	149.038.359	149.038.359
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	591.061	702.975	702.975	1.562.717	1.562.717
Funcao						
02	JUDICIÁRIA	111.921.975	111.124.324	111.124.324	117.273.743	117.273.743
09	PREVIDÊNCIA SOCIAL	29.792.493	29.176.550	29.176.550	31.764.616	31.764.616
28	ENCARGOS ESPECIAIS	591.061	702.975	702.975	1.562.717	1.562.717
Subfuncao						
122	ADMINISTRAÇÃO GERAL	88.683.487	87.594.501	87.594.501	92.285.667	92.285.667
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.792.493	29.176.550	29.176.550	31.764.616	31.764.616
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	14.024.090	14.142.432	14.142.432	15.600.373	15.600.373
846	OUTROS ENCARGOS ESPECIAIS	9.805.459	10.090.366	10.090.366	10.950.420	10.950.420
GND						
1	PESSOAL E ENCARGOS SOCIAIS	102.621.825	102.482.707	102.482.707	106.799.441	106.799.441
3	OUTRAS DESPESAS CORRENTES	35.896.110	37.410.159	37.410.159	42.349.259	42.349.259
4	INVESTIMENTOS	3.787.594	1.110.983	1.110.983	1.452.376	1.452.376

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**75.034.825**		**42.349.259**	**1.452.376**				**118.836.460**
1001	**11.817.289**							**11.817.289**
1056	**19.947.327**							**19.947.327**
Total	**106.799.441**	**0**	**42.349.259**	**1.452.376**	**0**	**0**	**0**	**150.601.076**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14107 TRIBUNAL REGIONAL ELEITORAL DO DISTRITO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**149.038.359**
	Atividade								**107.886.040**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**8.972.968**
0033 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								8.972.968
			F	3-ODC	1	90	0	1000	8.972.968
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**28.179.662**
0033 20GP **0053**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Distrito Federal**								28.179.662
			F	3-ODC	2	90	0	1000	26.717.565
			F	3-ODC	2	91	0	1000	9.721
			F	4-INV	2	90	0	1000	1.452.376
0033 **20TP**	**Ativos Civis da União**	02 122							**64.084.405**
0033 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								64.084.405
			F	1-PES	1	90	0	1000	64.048.405
			F	1-PES	1	91	0	1000	36.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**6.627.405**
0033 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								6.627.405
			F	3-ODC	1	90	0	1000	6.627.405
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**21.600**
0033 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	0	1000	21.600
	Operação Especial								**41.152.319**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**31.764.616**
0033 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								31.764.616
			S	1-PES	1	90	0	1001	11.817.289
			S	1-PES	1	90	0	1056	19.947.327
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**9.387.703**
0033 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								9.387.703
			F	1-PES	0	91	0	1000	9.387.703
0909	**Operações Especiais: Outros Encargos Especiais**								**1.562.717**
	Operação Especial								**1.562.717**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.562.717**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								1.562.717
			F	1-PES	1	90	0	1000	1.562.717
Total									**150.601.076**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14108 TRIBUNAL REGIONAL ELEITORAL DO ESPÍRITO SANTO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		170.421.864	172.012.941	172.012.941	187.077.716	187.077.716
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	169.239.017	170.641.935	170.641.935	185.526.166	185.526.166
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.182.847	1.371.006	1.371.006	1.551.550	1.551.550
Funcao						
02	JUDICIÁRIA	151.257.472	153.077.505	153.077.505	166.773.653	166.773.653
09	PREVIDÊNCIA SOCIAL	17.981.545	17.564.430	17.564.430	18.752.513	18.752.513
28	ENCARGOS ESPECIAIS	1.182.847	1.371.006	1.371.006	1.551.550	1.551.550
Subfuncao						
122	ADMINISTRAÇÃO GERAL	123.687.678	125.566.118	125.566.118	136.347.691	136.347.691
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	17.981.545	17.564.430	17.564.430	18.752.513	18.752.513
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	12.199.879	12.355.402	12.355.402	14.297.239	14.297.239
846	OUTROS ENCARGOS ESPECIAIS	16.552.763	16.526.991	16.526.991	17.680.273	17.680.273
GND						
1	PESSOAL E ENCARGOS SOCIAIS	130.723.005	129.548.573	129.548.573	138.876.751	138.876.751
3	OUTRAS DESPESAS CORRENTES	36.127.966	39.613.641	39.613.641	45.140.419	45.140.419
4	INVESTIMENTOS	3.570.893	2.850.727	2.850.727	3.060.546	3.060.546

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**120.124.238**		**45.140.419**	**3.060.546**				**168.325.203**
1056	**18.752.513**							**18.752.513**
Total	**138.876.751**	**0**	**45.140.419**	**3.060.546**	**0**	**0**	**0**	**187.077.716**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14108 TRIBUNAL REGIONAL ELEITORAL DO ESPÍRITO SANTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**185.526.166**
	Atividade								**150.644.930**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**6.331.432**
0033 2004 **0032**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								6.331.432
			F	3-ODC	1	90	0	1000	6.331.432
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**33.903.726**
0033 20GP **0032**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Espírito Santo**								33.903.726
			F	3-ODC	2	90	0	1000	30.843.180
			F	4-INV	2	90	0	1000	3.060.546
0033 **20TP**	**Ativos Civis da União**	02 122							**102.443.965**
0033 20TP **0032**	Ativos Civis da União - **No Estado do Espírito Santo**								102.443.965
			F	1-PES	1	90	0	1000	102.104.302
			F	1-PES	1	91	0	1000	339.663
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**7.965.807**
0033 212B **0032**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								7.965.807
			F	3-ODC	1	90	0	1000	7.965.807
	Operação Especial								**34.881.236**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**18.752.513**
0033 0181 **0032**	Aposentadorias e Pensões Civis da União - **No Estado do Espírito Santo**								18.752.513
			S	1-PES	1	90	0	1056	18.752.513
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**16.128.723**
0033 09HB **0032**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Espírito Santo**								16.128.723
			F	1-PES	0	91	0	1000	16.128.723
0909	**Operações Especiais: Outros Encargos Especiais**								**1.551.550**
	Operação Especial								**1.551.550**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.551.550**
0909 00S6 **0032**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Espírito Santo**								1.551.550
			F	1-PES	1	90	0	1000	1.551.550
Total									**187.077.716**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14109 TRIBUNAL REGIONAL ELEITORAL DE GOIÁS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		259.335.838	260.482.326	260.482.326	279.465.705	279.465.705
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	259.305.854	260.124.839	260.124.839	279.106.671	279.106.671
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	29.984	357.487	357.487	359.034	359.034
Funcao						
02	JUDICIÁRIA	233.552.916	235.056.835	235.056.835	251.596.799	251.596.799
09	PREVIDÊNCIA SOCIAL	25.752.937	25.068.004	25.068.004	27.509.872	27.509.872
28	ENCARGOS ESPECIAIS	29.984	357.487	357.487	359.034	359.034
Subfuncao						
122	ADMINISTRAÇÃO GERAL	188.277.196	189.490.081	189.490.081	203.132.674	203.132.674
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	25.752.937	25.068.004	25.068.004	27.509.872	27.509.872
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	22.128.027	22.165.363	22.165.363	24.764.553	24.764.553
846	OUTROS ENCARGOS ESPECIAIS	23.177.678	23.758.878	23.758.878	24.058.606	24.058.606
GND						
1	PESSOAL E ENCARGOS SOCIAIS	199.544.721	200.346.008	200.346.008	208.608.797	208.608.797
3	OUTRAS DESPESAS CORRENTES	54.677.135	57.765.228	57.765.228	63.810.637	63.810.637
4	INVESTIMENTOS	5.113.981	2.371.090	2.371.090	7.046.271	7.046.271

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**181.098.925**		**63.810.637**	**7.046.271**				**251.955.833**
1056	**27.509.872**							**27.509.872**
Total	**208.608.797**	**0**	**63.810.637**	**7.046.271**	**0**	**0**	**0**	**279.465.705**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14109 TRIBUNAL REGIONAL ELEITORAL DE GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**279.106.671**
	Atividade								**227.897.227**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.109.792**
0033 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								12.109.792
			F	3-ODC	1	90	0	1000	12.109.792
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**46.092.355**
0033 20GP **0052**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Goiás**								46.092.355
			F	3-ODC	2	90	0	1000	39.046.084
			F	4-INV	2	90	0	1000	7.046.271
0033 **20TP**	**Ativos Civis da União**	02 122							**157.040.319**
0033 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								157.040.319
			F	1-PES	1	90	0	1000	156.890.319
			F	1-PES	1	91	0	1000	150.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.654.761**
0033 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								12.654.761
			F	3-ODC	1	90	0	1000	12.654.761
	Operação Especial								**51.209.444**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**27.509.872**
0033 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								27.509.872
			S	1-PES	1	90	0	1056	27.509.872
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**23.699.572**
0033 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								23.699.572
			F	1-PES	0	91	0	1000	23.699.572
0909	**Operações Especiais: Outros Encargos Especiais**								**359.034**
	Operação Especial								**359.034**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**359.034**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								359.034
			F	1-PES	1	90	0	1000	359.034
Total									**279.465.705**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14110 TRIBUNAL REGIONAL ELEITORAL DO MARANHÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		258.024.115	251.488.285	251.488.285	270.662.035	270.662.035
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	258.007.171	251.145.261	251.145.261	270.317.475	270.317.475
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	16.944	343.024	343.024	344.560	344.560
Funcao						
02	JUDICIÁRIA	236.370.146	230.214.312	230.214.312	247.455.493	247.455.493
09	PREVIDÊNCIA SOCIAL	21.637.025	20.930.949	20.930.949	22.861.982	22.861.982
28	ENCARGOS ESPECIAIS	16.944	343.024	343.024	344.560	344.560
Subfuncao						
122	ADMINISTRAÇÃO GERAL	191.933.571	182.122.395	182.122.395	195.244.143	195.244.143
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.637.025	20.930.949	20.930.949	22.861.982	22.861.982
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	21.885.526	24.596.770	24.596.770	27.899.504	27.899.504
846	OUTROS ENCARGOS ESPECIAIS	22.567.993	23.838.171	23.838.171	24.656.406	24.656.406
GND						
1	PESSOAL E ENCARGOS SOCIAIS	192.360.978	188.755.004	188.755.004	198.243.495	198.243.495
3	OUTRAS DESPESAS CORRENTES	57.090.096	62.222.981	62.222.981	69.644.250	69.644.250
4	INVESTIMENTOS	8.573.041	510.300	510.300	2.774.290	2.774.290

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**175.381.513**		**69.644.250**	**2.774.290**				**247.800.053**
1056	**22.861.982**							**22.861.982**
Total	**198.243.495**	**0**	**69.644.250**	**2.774.290**	**0**	**0**	**0**	**270.662.035**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14110 TRIBUNAL REGIONAL ELEITORAL DO MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**270.317.475**
	Atividade								**223.143.647**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**13.744.242**
0033 2004 **0021**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								13.744.242
			F	3-ODC	1	90	0	1000	13.744.242
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**44.499.476**
0033 20GP **0021**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Maranhão**								44.499.476
			F	3-ODC	2	90	0	1000	41.716.988
			F	3-ODC	2	91	0	1000	8.198
			F	4-INV	2	90	0	1000	2.774.290
0033 **20TP**	**Ativos Civis da União**	02 122							**150.744.667**
0033 20TP **0021**	Ativos Civis da União - **No Estado do Maranhão**								150.744.667
			F	1-PES	1	90	0	1000	150.114.433
			F	1-PES	1	91	0	1000	630.234
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**14.155.262**
0033 212B **0021**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								14.155.262
			F	3-ODC	1	90	0	1000	14.155.262
	Operação Especial								**47.173.828**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**22.861.982**
0033 0181 **0021**	Aposentadorias e Pensões Civis da União - **No Estado do Maranhão**								22.861.982
			S	1-PES	1	90	0	1056	22.861.982
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**24.311.846**
0033 09HB **0021**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Maranhão**								24.311.846
			F	1-PES	0	91	0	1000	24.311.846
0909	**Operações Especiais: Outros Encargos Especiais**								**344.560**
	Operação Especial								**344.560**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0021**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Maranhão**								325.000
			F	1-PES	1	90	0	1000	325.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**19.560**
0909 0536 **0021**	Benefícios de Legislação Especial - **No Estado do Maranhão**								19.560
			S	3-ODC	1	90	0	1000	19.560
Total									**270.662.035**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14111 TRIBUNAL REGIONAL ELEITORAL DE MATO GROSSO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		171.478.569	170.677.766	170.677.766	184.773.714	184.773.714
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	171.478.569	170.352.766	170.352.766	184.448.714	184.448.714
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Funcao						
02	JUDICIÁRIA	151.546.118	150.643.934	150.643.934	162.969.334	162.969.334
09	PREVIDÊNCIA SOCIAL	19.932.451	19.708.832	19.708.832	21.479.380	21.479.380
28	ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	123.933.956	123.114.426	123.114.426	132.553.764	132.553.764
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	19.932.451	19.708.832	19.708.832	21.479.380	21.479.380
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.307.345	13.340.541	13.340.541	15.586.184	15.586.184
846	OUTROS ENCARGOS ESPECIAIS	14.304.816	14.513.967	14.513.967	15.154.386	15.154.386
GND						
1	PESSOAL E ENCARGOS SOCIAIS	123.472.485	122.786.220	122.786.220	130.281.916	130.281.916
3	OUTRAS DESPESAS CORRENTES	43.219.143	46.892.761	46.892.761	51.070.820	51.070.820
4	INVESTIMENTOS	4.786.942	998.785	998.785	3.420.978	3.420.978

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**108.802.536**		**51.070.820**	**3.420.978**				**163.294.334**
1056	**21.479.380**							**21.479.380**
Total	**130.281.916**	**0**	**51.070.820**	**3.420.978**	**0**	**0**	**0**	**184.773.714**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14111 TRIBUNAL REGIONAL ELEITORAL DE MATO GROSSO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**184.448.714**
	Atividade								**148.139.948**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**7.544.888**
0033 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								7.544.888
			F	3-ODC	1	90	0	1000	7.544.888
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**38.905.614**
0033 20GP **0051**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Mato Grosso**								38.905.614
			F	3-ODC	2	90	0	1000	35.480.712
			F	3-ODC	2	91	0	1000	3.924
			F	4-INV	2	90	0	1000	3.420.978
0033 **20TP**	**Ativos Civis da União**	02 122							**93.648.150**
0033 20TP **0051**	Ativos Civis da União - **No Estado de Mato Grosso**								93.648.150
			F	1-PES	1	90	0	1000	93.558.150
			F	1-PES	1	91	0	1000	90.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**8.041.296**
0033 212B **0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								8.041.296
			F	3-ODC	1	90	0	1000	8.041.296
	Operação Especial								**36.308.766**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**21.479.380**
0033 0181 **0051**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso**								21.479.380
			S	1-PES	1	90	0	1056	21.479.380
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**14.829.386**
0033 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso**								14.829.386
			F	1-PES	0	91	0	1000	14.829.386
0909	**Operações Especiais: Outros Encargos Especiais**								**325.000**
	Operação Especial								**325.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0051**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso**								325.000
			F	1-PES	1	90	0	1000	325.000
Total									**184.773.714**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14112 TRIBUNAL REGIONAL ELEITORAL DE MATO GROSSO DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		153.206.836	152.507.673	152.507.673	163.278.578	163.278.578
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	153.036.126	151.997.735	151.997.735	162.759.826	162.759.826
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	170.711	509.938	509.938	518.752	518.752
Funcao						
02	JUDICIÁRIA	131.107.660	130.464.041	130.464.041	139.612.663	139.612.663
09	PREVIDÊNCIA SOCIAL	21.928.466	21.533.694	21.533.694	23.147.163	23.147.163
28	ENCARGOS ESPECIAIS	170.711	509.938	509.938	518.752	518.752
Subfuncao						
122	ADMINISTRAÇÃO GERAL	105.366.565	104.301.029	104.301.029	111.363.854	111.363.854
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.928.466	21.533.694	21.533.694	23.147.163	23.147.163
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	12.533.405	12.862.686	12.862.686	14.474.893	14.474.893
846	OUTROS ENCARGOS ESPECIAIS	13.378.401	13.810.264	13.810.264	14.292.668	14.292.668
GND						
1	PESSOAL E ENCARGOS SOCIAIS	117.034.492	117.048.583	117.048.583	123.359.361	123.359.361
3	OUTRAS DESPESAS CORRENTES	33.759.573	34.439.853	34.439.853	37.169.202	37.169.202
4	INVESTIMENTOS	2.412.771	1.019.237	1.019.237	2.750.015	2.750.015

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**100.212.198**		**37.169.202**	**2.750.015**				**140.131.415**
1056	**23.147.163**							**23.147.163**
Total	**123.359.361**	**0**	**37.169.202**	**2.750.015**	**0**	**0**	**0**	**163.278.578**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14112 TRIBUNAL REGIONAL ELEITORAL DE MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**162.759.826**
	Atividade								**125.838.747**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**6.901.013**
0033 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								6.901.013
			F	3-ODC	1	90	0	1000	6.901.013
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**25.444.324**
0033 20GP **0054**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Mato Grosso do Sul**								25.444.324
			F	3-ODC	2	90	0	1000	22.632.009
			F	3-ODC	2	91	0	1000	62.300
			F	4-INV	2	90	0	1000	2.750.015
0033 **20TP**	**Ativos Civis da União**	02 122							**85.919.530**
0033 20TP **0054**	Ativos Civis da União - **No Estado de Mato Grosso do Sul**								85.919.530
			F	1-PES	1	90	0	1000	85.817.504
			F	1-PES	1	91	0	1000	102.026
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**7.573.880**
0033 212B **0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								7.573.880
			F	3-ODC	1	90	0	1000	7.573.880
	Operação Especial								**36.921.079**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**23.147.163**
0033 0181 **0054**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso do Sul**								23.147.163
			S	1-PES	1	90	0	1056	23.147.163
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**13.773.916**
0033 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso do Sul**								13.773.916
			F	1-PES	0	91	0	1000	13.773.916
0909	**Operações Especiais: Outros Encargos Especiais**								**518.752**
	Operação Especial								**518.752**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**518.752**
0909 00S6 **0054**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso do Sul**								518.752
			F	1-PES	1	90	0	1000	518.752
Total									**163.278.578**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14113 TRIBUNAL REGIONAL ELEITORAL DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		850.309.667	841.986.808	841.986.808	912.227.029	912.227.029
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	849.828.440	841.190.649	841.190.649	911.393.209	911.393.209
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	481.226	796.159	796.159	833.820	833.820
Funcao						
02	JUDICIÁRIA	708.871.798	702.895.661	702.895.661	759.618.716	759.618.716
09	PREVIDÊNCIA SOCIAL	140.956.642	138.294.988	138.294.988	151.774.493	151.774.493
28	ENCARGOS ESPECIAIS	481.226	796.159	796.159	833.820	833.820
Subfuncao						
122	ADMINISTRAÇÃO GERAL	552.873.112	546.436.204	546.436.204	588.812.570	588.812.570
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	140.956.642	138.294.988	138.294.988	151.774.493	151.774.493
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	71.974.898	72.518.028	72.518.028	82.863.564	82.863.564
846	OUTROS ENCARGOS ESPECIAIS	84.505.015	84.737.588	84.737.588	88.776.402	88.776.402
GND						
1	PESSOAL E ENCARGOS SOCIAIS	700.122.730	686.049.484	686.049.484	735.430.484	735.430.484
3	OUTRAS DESPESAS CORRENTES	138.920.354	153.302.830	153.302.830	169.336.545	169.336.545
4	INVESTIMENTOS	11.266.583	2.634.494	2.634.494	7.460.000	7.460.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**583.655.991**		**169.336.545**	**7.460.000**				**760.452.536**
1056	**151.774.493**							**151.774.493**
Total	**735.430.484**	**0**	**169.336.545**	**7.460.000**	**0**	**0**	**0**	**912.227.029**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14113 TRIBUNAL REGIONAL ELEITORAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**911.393.209**
	Atividade								**671.676.134**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**40.811.732**
0033 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								40.811.732
			F	3-ODC	1	90	0	1000	40.811.732
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**93.932.981**
0033 20GP **0031**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Minas Gerais**								93.932.981
			F	3-ODC	2	90	0	1000	86.472.981
			F	4-INV	2	90	0	1000	7.460.000
0033 **20TP**	**Ativos Civis da União**	02 122							**494.879.589**
0033 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								494.879.589
			F	1-PES	1	90	0	1000	494.555.589
			F	1-PES	1	91	0	1000	324.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**42.051.832**
0033 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								42.051.832
			F	3-ODC	1	90	0	1000	42.051.832
	Operação Especial								**239.717.075**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**151.774.493**
0033 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								151.774.493
			S	1-PES	1	90	0	1056	151.774.493
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**87.942.582**
0033 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								87.942.582
			F	1-PES	0	91	0	1000	87.942.582
0909	**Operações Especiais: Outros Encargos Especiais**								**833.820**
	Operação Especial								**833.820**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**833.820**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								833.820
			F	1-PES	1	90	0	1000	833.820
Total									**912.227.029**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14114 TRIBUNAL REGIONAL ELEITORAL DO PARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		270.872.579	258.405.484	258.405.484	274.502.021	274.502.021
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	270.468.324	257.674.754	257.674.754	273.003.433	273.003.433
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	404.256	730.730	730.730	1.498.588	1.498.588
Funcao						
02	JUDICIÁRIA	237.690.114	226.822.777	226.822.777	242.006.181	242.006.181
09	PREVIDÊNCIA SOCIAL	32.778.210	30.851.977	30.851.977	30.997.252	30.997.252
28	ENCARGOS ESPECIAIS	404.256	730.730	730.730	1.498.588	1.498.588
Subfuncao						
122	ADMINISTRAÇÃO GERAL	195.341.843	183.960.082	183.960.082	195.802.310	195.802.310
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	32.778.210	30.851.977	30.851.977	30.997.252	30.997.252
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.050.516	23.488.457	23.488.457	26.576.718	26.576.718
846	OUTROS ENCARGOS ESPECIAIS	19.702.011	20.104.968	20.104.968	21.125.741	21.125.741
GND						
1	PESSOAL E ENCARGOS SOCIAIS	198.079.703	191.128.312	191.128.312	196.567.711	196.567.711
3	OUTRAS DESPESAS CORRENTES	64.428.224	66.732.172	66.732.172	75.541.340	75.541.340
4	INVESTIMENTOS	8.364.653	545.000	545.000	2.392.970	2.392.970

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**165.570.459**		**75.541.340**	**2.392.970**				**243.504.769**
1056	**30.997.252**							**30.997.252**
Total	**196.567.711**	**0**	**75.541.340**	**2.392.970**	**0**	**0**	**0**	**274.502.021**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14114 TRIBUNAL REGIONAL ELEITORAL DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**273.003.433**
	Atividade								**221.979.028**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**13.587.401**
0033 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								13.587.401
			F	3-ODC	1	90	0	1000	13.587.401
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**50.957.592**
0033 20GP **0015**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Pará**								50.957.592
			F	3-ODC	2	90	0	1000	48.952.122
			F	3-ODC	2	91	0	1000	12.500
			F	4-INV	2	90	0	1000	1.992.970
0033 **20TP**	**Ativos Civis da União**	02 122							**144.444.718**
0033 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								144.444.718
			F	1-PES	1	90	0	1000	144.042.382
			F	1-PES	1	91	0	1000	402.336
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.989.317**
0033 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								12.989.317
			F	3-ODC	1	90	0	1000	12.989.317
	Projeto								**400.000**
0033 **169H**	**Ampliação de Cartório Eleitoral em Castanhal - PA**	02 122							**400.000**
0033 169H **0286**	Ampliação de Cartório Eleitoral em Castanhal - PA - **No Município de Castanhal - PA**								400.000
	Cartório ampliado (% de execução física): 100		F	4-INV	2	90	0	1000	400.000
	Operação Especial								**50.624.405**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**30.997.252**
0033 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								30.997.252
			S	1-PES	1	90	0	1056	30.997.252
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**19.627.153**
0033 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								19.627.153
			F	1-PES	0	91	0	1000	19.627.153
0909	**Operações Especiais: Outros Encargos Especiais**								**1.498.588**
	Operação Especial								**1.498.588**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.498.588**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								1.498.588
			F	1-PES	1	90	0	1000	1.498.588
Total									**274.502.021**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14115 TRIBUNAL REGIONAL ELEITORAL DA PARAÍBA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		203.910.907	206.511.175	206.511.175	221.350.763	221.350.763
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	203.708.669	206.125.270	206.125.270	220.742.350	220.742.350
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	202.238	385.905	385.905	608.413	608.413
Funcao						
02	JUDICIÁRIA	177.736.159	180.543.727	180.543.727	193.400.334	193.400.334
09	PREVIDÊNCIA SOCIAL	25.972.510	25.581.543	25.581.543	27.342.016	27.342.016
28	ENCARGOS ESPECIAIS	202.238	385.905	385.905	608.413	608.413
Subfuncao						
122	ADMINISTRAÇÃO GERAL	139.781.177	142.394.708	142.394.708	152.090.107	152.090.107
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	25.972.510	25.581.543	25.581.543	27.342.016	27.342.016
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.455.963	17.947.409	17.947.409	20.254.257	20.254.257
846	OUTROS ENCARGOS ESPECIAIS	20.701.257	20.587.515	20.587.515	21.664.383	21.664.383
GND						
1	PESSOAL E ENCARGOS SOCIAIS	163.109.236	160.975.114	160.975.114	169.527.740	169.527.740
3	OUTRAS DESPESAS CORRENTES	37.326.699	45.295.707	45.295.707	49.717.023	49.717.023
4	INVESTIMENTOS	3.474.972	240.354	240.354	2.106.000	2.106.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**142.185.724**		**49.717.023**	**2.106.000**				**194.008.747**
1056	**27.342.016**							**27.342.016**
Total	**169.527.740**	**0**	**49.717.023**	**2.106.000**	**0**	**0**	**0**	**221.350.763**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14115 TRIBUNAL REGIONAL ELEITORAL DA PARAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**220.742.350**
	Atividade								**172.344.364**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**9.740.664**
0033 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								9.740.664
			F	3-ODC	1	90	0	1000	9.740.664
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**31.568.766**
0033 20GP **0025**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado da Paraíba**								31.568.766
			F	3-ODC	2	90	0	1000	29.404.067
			F	3-ODC	2	91	0	1000	58.699
			F	4-INV	2	90	0	1000	2.106.000
0033 **20TP**	**Ativos Civis da União**	02 122							**120.521.341**
0033 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								120.521.341
			F	1-PES	1	90	0	1000	120.349.741
			F	1-PES	1	91	0	1000	171.600
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**10.513.593**
0033 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								10.513.593
			F	3-ODC	1	90	0	1000	10.513.593
	Operação Especial								**48.397.986**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**27.342.016**
0033 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								27.342.016
			S	1-PES	1	90	0	1056	27.342.016
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**21.055.970**
0033 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								21.055.970
			F	1-PES	0	91	0	1000	21.055.970
0909	**Operações Especiais: Outros Encargos Especiais**								**608.413**
	Operação Especial								**608.413**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**608.413**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								608.413
			F	1-PES	1	90	0	1000	608.413
Total									**221.350.763**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14116 TRIBUNAL REGIONAL ELEITORAL DO PARANÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		437.194.005	433.504.137	433.504.137	469.107.670	469.107.670
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	437.128.502	433.113.634	433.113.634	468.717.167	468.717.167
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	65.502	390.503	390.503	390.503	390.503
Funcao						
02	JUDICIÁRIA	374.562.874	371.557.633	371.557.633	403.162.964	403.162.964
09	PREVIDÊNCIA SOCIAL	62.565.629	61.556.001	61.556.001	65.554.203	65.554.203
28	ENCARGOS ESPECIAIS	65.502	390.503	390.503	390.503	390.503
Subfuncao						
122	ADMINISTRAÇÃO GERAL	297.990.759	294.779.805	294.779.805	318.881.190	318.881.190
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	62.565.629	61.556.001	61.556.001	65.554.203	65.554.203
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	35.109.748	35.557.103	35.557.103	41.025.951	41.025.951
846	OUTROS ENCARGOS ESPECIAIS	41.527.870	41.611.228	41.611.228	43.646.326	43.646.326
GND						
1	PESSOAL E ENCARGOS SOCIAIS	350.241.327	347.025.137	347.025.137	367.771.921	367.771.921
3	OUTRAS DESPESAS CORRENTES	81.800.549	84.479.000	84.479.000	96.938.174	96.938.174
4	INVESTIMENTOS	5.152.129	2.000.000	2.000.000	4.397.575	4.397.575

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**302.217.718**		**96.938.174**	**4.397.575**				**403.553.467**
1056	**65.554.203**							**65.554.203**
Total	**367.771.921**	**0**	**96.938.174**	**4.397.575**	**0**	**0**	**0**	**469.107.670**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14116 TRIBUNAL REGIONAL ELEITORAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**468.717.167**
	Atividade								**359.907.141**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**19.415.290**
0033 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								19.415.290
			F	3-ODC	1	90	0	1000	19.415.290
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**60.309.798**
0033 20GP **0041**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Paraná**								60.309.798
			F	3-ODC	2	90	0	1000	55.912.223
			F	4-INV	2	90	0	1000	4.397.575
0033 **20TP**	**Ativos Civis da União**	02 122							**258.571.392**
0033 20TP **0041**	Ativos Civis da União - **No Estado do Paraná**								258.571.392
			F	1-PES	1	90	0	1000	258.481.392
			F	1-PES	1	91	0	1000	90.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**21.610.661**
0033 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								21.610.661
			F	3-ODC	1	90	0	1000	21.610.661
	Operação Especial								**108.810.026**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**65.554.203**
0033 0181 **0041**	Aposentadorias e Pensões Civis da União - **No Estado do Paraná**								65.554.203
			S	1-PES	1	90	0	1056	65.554.203
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**43.255.823**
0033 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								43.255.823
			F	1-PES	0	91	0	1000	43.255.823
0909	**Operações Especiais: Outros Encargos Especiais**								**390.503**
	Operação Especial								**390.503**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0041**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Paraná**								325.000
			F	1-PES	1	90	0	1000	325.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**65.503**
0909 0536 **0041**	Benefícios de Legislação Especial - **No Estado do Paraná**								65.503
			S	1-PES	1	90	0	1000	65.503
Total									**469.107.670**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14117 TRIBUNAL REGIONAL ELEITORAL DE PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		363.821.373	362.902.042	362.902.042	393.579.752	393.579.752
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	359.327.624	358.176.282	358.176.282	387.928.028	387.928.028
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.493.749	4.725.760	4.725.760	5.651.724	5.651.724
Funcao						
02	JUDICIÁRIA	301.790.447	301.665.633	301.665.633	328.258.379	328.258.379
09	PREVIDÊNCIA SOCIAL	57.537.177	56.510.649	56.510.649	59.669.649	59.669.649
28	ENCARGOS ESPECIAIS	4.493.749	4.725.760	4.725.760	5.651.724	5.651.724
Subfuncao						
122	ADMINISTRAÇÃO GERAL	240.499.686	240.243.791	240.243.791	261.006.164	261.006.164
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	57.537.177	56.510.649	56.510.649	59.669.649	59.669.649
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.509.199	31.447.014	31.447.014	36.353.048	36.353.048
846	OUTROS ENCARGOS ESPECIAIS	34.275.311	34.700.588	34.700.588	36.550.891	36.550.891
GND						
1	PESSOAL E ENCARGOS SOCIAIS	293.970.497	284.604.095	284.604.095	301.400.693	301.400.693
3	OUTRAS DESPESAS CORRENTES	64.359.425	70.898.012	70.898.012	84.196.313	84.196.313
4	INVESTIMENTOS	5.491.451	7.399.935	7.399.935	7.982.746	7.982.746

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**241.731.044**		**84.196.313**	**7.982.746**				**333.910.103**
1056	**59.669.649**							**59.669.649**
Total	**301.400.693**	**0**	**84.196.313**	**7.982.746**	**0**	**0**	**0**	**393.579.752**

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14117 TRIBUNAL REGIONAL ELEITORAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033			**Programa de Gestão e Manutenção do Poder Judiciário**								**387.928.028**
			Atividade								**297.359.212**
0033	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**16.286.721**
0033	2004	**0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								16.286.721
					F	3-ODC	1	90	0	1000	16.286.721
0033	**20GP**		**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**55.826.011**
0033	20GP	**0026**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Pernambuco**								55.826.011
					F	3-ODC	2	90	0	1000	47.816.896
					F	3-ODC	2	91	0	1000	26.369
					F	4-INV	2	90	0	1000	7.982.746
0033	**20TP**		**Ativos Civis da União**	02 122							**205.180.153**
0033	20TP	**0026**	Ativos Civis da União - **No Estado de Pernambuco**								205.180.153
					F	1-PES	1	90	0	1000	204.290.153
					F	1-PES	1	91	0	1000	890.000
0033	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**20.066.327**
0033	212B	**0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								20.066.327
					F	3-ODC	1	90	0	1000	20.066.327
			Operação Especial								**90.568.816**
0033	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**59.669.649**
0033	0181	**0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								59.669.649
					S	1-PES	1	90	0	1056	59.669.649
0033	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**30.899.167**
0033	09HB	**0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								30.899.167
					F	1-PES	0	91	0	1000	30.899.167
0909			**Operações Especiais: Outros Encargos Especiais**								**5.651.724**
			Operação Especial								**5.651.724**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.651.724**
0909	00S6	**0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								5.651.724
					F	1-PES	1	90	0	1000	5.651.724
Total											**393.579.752**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14118 TRIBUNAL REGIONAL ELEITORAL DO PIAUÍ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		214.803.449	219.576.995	219.576.995	236.529.109	236.529.109
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	214.605.989	219.038.080	219.038.080	235.804.138	235.804.138
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	197.460	538.915	538.915	724.971	724.971
Funcao						
02	JUDICIÁRIA	187.107.979	191.749.078	191.749.078	205.629.643	205.629.643
09	PREVIDÊNCIA SOCIAL	27.498.010	27.289.002	27.289.002	30.174.495	30.174.495
28	ENCARGOS ESPECIAIS	197.460	538.915	538.915	724.971	724.971
Subfuncao						
122	ADMINISTRAÇÃO GERAL	147.255.344	151.425.014	151.425.014	162.169.192	162.169.192
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	27.498.010	27.289.002	27.289.002	30.174.495	30.174.495
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	19.525.219	20.026.267	20.026.267	22.366.638	22.366.638
846	OUTROS ENCARGOS ESPECIAIS	20.524.876	20.836.712	20.836.712	21.818.784	21.818.784
GND						
1	PESSOAL E ENCARGOS SOCIAIS	169.709.498	169.494.157	169.494.157	178.407.744	178.407.744
3	OUTRAS DESPESAS CORRENTES	42.544.783	47.163.773	47.163.773	54.370.366	54.370.366
4	INVESTIMENTOS	2.549.169	2.919.065	2.919.065	3.750.999	3.750.999

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**148.233.249**		**54.370.366**	**3.750.999**				**206.354.614**
1056	**30.174.495**							**30.174.495**
Total	**178.407.744**	**0**	**54.370.366**	**3.750.999**	**0**	**0**	**0**	**236.529.109**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14118 TRIBUNAL REGIONAL ELEITORAL DO PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**235.804.138**
	Atividade								**184.535.830**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**10.351.520**
0033 2004 **0022**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								10.351.520
			F	3-ODC	1	90	0	1000	10.351.520
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**35.754.727**
0033 20GP **0022**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Piauí**								35.754.727
			F	3-ODC	2	90	0	1000	31.994.628
			F	3-ODC	2	91	0	1000	9.100
			F	4-INV	2	90	0	1000	3.750.999
0033 **20TP**	**Ativos Civis da União**	02 122							**126.414.465**
0033 20TP **0022**	Ativos Civis da União - **No Estado do Piauí**								126.414.465
			F	1-PES	1	90	0	1000	126.164.465
			F	1-PES	1	91	0	1000	250.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.015.118**
0033 212B **0022**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								12.015.118
			F	3-ODC	1	90	0	1000	12.015.118
	Operação Especial								**51.268.308**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**30.174.495**
0033 0181 **0022**	Aposentadorias e Pensões Civis da União - **No Estado do Piauí**								30.174.495
			S	1-PES	1	90	0	1056	30.174.495
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**21.093.813**
0033 09HB **0022**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Piauí**								21.093.813
			F	1-PES	0	91	0	1000	21.093.813
0909	**Operações Especiais: Outros Encargos Especiais**								**724.971**
	Operação Especial								**724.971**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**724.971**
0909 00S6 **0022**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Piauí**								724.971
			F	1-PES	1	90	0	1000	724.971
Total									**236.529.109**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14119 TRIBUNAL REGIONAL ELEITORAL DO RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		670.444.403	677.439.019	677.439.019	720.311.861	720.311.861
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	670.416.954	677.084.820	677.084.820	719.739.776	719.739.776
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	27.449	354.199	354.199	572.085	572.085
Funcao						
02	JUDICIÁRIA	515.958.140	524.306.012	524.306.012	557.760.543	557.760.543
09	PREVIDÊNCIA SOCIAL	154.458.814	152.778.808	152.778.808	161.979.233	161.979.233
28	ENCARGOS ESPECIAIS	27.449	354.199	354.199	572.085	572.085
Subfuncao						
122	ADMINISTRAÇÃO GERAL	394.658.967	402.026.265	402.026.265	425.965.333	425.965.333
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	154.458.814	152.778.808	152.778.808	161.979.233	161.979.233
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	57.128.865	58.027.845	58.027.845	65.514.229	65.514.229
846	OUTROS ENCARGOS ESPECIAIS	64.197.758	64.606.101	64.606.101	66.853.066	66.853.066
GND						
1	PESSOAL E ENCARGOS SOCIAIS	549.821.014	542.947.410	542.947.410	569.266.301	569.266.301
3	OUTRAS DESPESAS CORRENTES	115.797.131	130.319.960	130.319.960	142.379.875	142.379.875
4	INVESTIMENTOS	4.826.258	4.171.649	4.171.649	8.665.685	8.665.685

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**407.287.068**		**142.379.875**	**8.665.685**				**558.332.628**
1001	**21.143.042**							**21.143.042**
1056	**140.836.191**							**140.836.191**
Total	**569.266.301**	**0**	**142.379.875**	**8.665.685**	**0**	**0**	**0**	**720.311.861**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14119 TRIBUNAL REGIONAL ELEITORAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033			**Programa de Gestão e Manutenção do Poder Judiciário**								**719.739.776**
			Atividade								**491.479.562**
0033	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**33.506.234**
0033	2004	**0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								33.506.234
					F	3-ODC	1	90	0	1000	33.506.234
0033	**20GP**		**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**85.438.351**
0033	20GP	**0033**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Rio de Janeiro**								85.438.351
					F	3-ODC	2	90	0	1000	76.709.666
					F	3-ODC	2	91	0	1000	63.000
					F	4-INV	2	90	0	1000	8.665.685
0033	**20TP**		**Ativos Civis da União**	02 122							**340.465.690**
0033	20TP	**0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								340.465.690
					F	1-PES	1	90	0	1000	340.115.402
					F	1-PES	1	91	0	1000	350.288
0033	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**32.007.995**
0033	212B	**0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								32.007.995
					F	3-ODC	1	90	0	1000	32.007.995
0033	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**61.292**
0033	216H	**0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro** Agente público beneficiado (unidade): 2								61.292
					F	3-ODC	2	90	0	1000	61.292
			Operação Especial								**228.260.214**
0033	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**161.979.233**
0033	0181	**0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								161.979.233
					S	1-PES	1	90	0	1001	21.143.042
					S	1-PES	1	90	0	1056	140.836.191
0033	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**66.280.981**
0033	09HB	**0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								66.280.981
					F	1-PES	0	91	0	1000	66.280.981
0909			**Operações Especiais: Outros Encargos Especiais**								**572.085**
			Operação Especial								**572.085**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**540.397**
0909	00S6	**0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								540.397
					F	1-PES	1	90	0	1000	540.397
0909	**0536**		**Benefícios de Legislação Especial**	28 846							**31.688**
0909	0536	**0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								31.688
					S	3-ODC	1	90	0	1000	31.688
Total											**720.311.861**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14120 TRIBUNAL REGIONAL ELEITORAL DO RIO GRANDE DO NORTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		197.093.442	197.461.667	197.461.667	210.458.594	210.458.594
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	196.056.791	196.179.139	196.179.139	208.856.110	208.856.110
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.036.650	1.282.528	1.282.528	1.602.484	1.602.484
Funcao						
02	JUDICIÁRIA	166.886.845	167.190.517	167.190.517	177.890.942	177.890.942
09	PREVIDÊNCIA SOCIAL	29.169.947	28.988.622	28.988.622	30.965.168	30.965.168
28	ENCARGOS ESPECIAIS	1.036.650	1.282.528	1.282.528	1.602.484	1.602.484
Subfuncao						
122	ADMINISTRAÇÃO GERAL	131.727.819	131.992.182	131.992.182	139.572.062	139.572.062
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.169.947	28.988.622	28.988.622	30.965.168	30.965.168
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.881.599	17.969.019	17.969.019	20.450.029	20.450.029
846	OUTROS ENCARGOS ESPECIAIS	18.314.077	18.511.844	18.511.844	19.471.335	19.471.335
GND						
1	PESSOAL E ENCARGOS SOCIAIS	153.603.524	152.374.576	152.374.576	159.472.688	159.472.688
3	OUTRAS DESPESAS CORRENTES	35.472.235	44.656.399	44.656.399	46.881.482	46.881.482
4	INVESTIMENTOS	8.017.683	430.692	430.692	4.104.424	4.104.424

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**128.507.520**		**46.881.482**	**4.104.424**				**179.493.426**
1056	**30.965.168**							**30.965.168**
Total	**159.472.688**	**0**	**46.881.482**	**4.104.424**	**0**	**0**	**0**	**210.458.594**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14120 TRIBUNAL REGIONAL ELEITORAL DO RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**208.856.110**
	Atividade								**159.590.091**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**9.402.218**
0033 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								9.402.218
			F	3-ODC	1	90	0	1000	9.402.218
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**30.103.877**
0033 20GP **0024**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Rio Grande do Norte**								30.103.877
			F	3-ODC	2	90	0	1000	26.426.453
			F	3-ODC	2	91	0	1000	5.000
			F	4-INV	2	90	0	1000	3.672.424
0033 **20TP**	**Ativos Civis da União**	02 122							**109.036.185**
0033 20TP **0024**	Ativos Civis da União - **No Estado do Rio Grande do Norte**								109.036.185
			F	1-PES	1	90	0	1000	108.336.185
			F	1-PES	1	91	0	1000	700.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**11.047.811**
0033 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								11.047.811
			F	3-ODC	1	90	0	1000	11.047.811
	Projeto								**432.000**
0033 **169I**	**Ampliação do Depósito de Urnas do Cartório Eleitoral no Município de Mossoró-RN**	02 122							**432.000**
0033 169I **1261**	Ampliação do Depósito de Urnas do Cartório Eleitoral no Município de Mossoró-RN - **No Município de Mossoró - RN** Cartório ampliado (% de execução física): 100								432.000
			F	4-INV	2	90	0	1000	432.000
	Operação Especial								**48.834.019**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**30.965.168**
0033 0181 **0024**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Norte**								30.965.168
			S	1-PES	1	90	0	1056	30.965.168
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**17.868.851**
0033 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Norte**								17.868.851
			F	1-PES	0	91	0	1000	17.868.851
0909	**Operações Especiais: Outros Encargos Especiais**								**1.602.484**
	Operação Especial								**1.602.484**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.602.484**
0909 00S6 **0024**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Norte**								1.602.484
			F	1-PES	1	90	0	1000	1.602.484
Total									**210.458.594**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14121 TRIBUNAL REGIONAL ELEITORAL DO RIO GRANDE DO SUL

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		416.675.277	408.717.077	408.717.077	436.672.975	436.672.975
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	415.550.650	407.377.674	407.377.674	435.056.971	435.056.971
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.124.627	1.339.403	1.339.403	1.616.004	1.616.004
Funcao						
02	JUDICIÁRIA	346.969.251	338.988.106	338.988.106	364.963.961	364.963.961
09	PREVIDÊNCIA SOCIAL	68.581.399	68.389.568	68.389.568	70.093.010	70.093.010
28	ENCARGOS ESPECIAIS	1.124.627	1.339.403	1.339.403	1.616.004	1.616.004
Subfuncao						
122	ADMINISTRAÇÃO GERAL	276.372.971	268.695.408	268.695.408	288.450.560	288.450.560
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	68.581.399	68.389.568	68.389.568	70.093.010	70.093.010
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.364.976	31.454.678	31.454.678	35.711.406	35.711.406
846	OUTROS ENCARGOS ESPECIAIS	40.355.931	40.177.423	40.177.423	42.417.999	42.417.999
GND						
1	PESSOAL E ENCARGOS SOCIAIS	336.068.100	330.780.568	330.780.568	347.341.437	347.341.437
3	OUTRAS DESPESAS CORRENTES	76.075.314	76.519.045	76.519.045	86.665.092	86.665.092
4	INVESTIMENTOS	4.531.863	1.417.464	1.417.464	2.666.446	2.666.446

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**277.248.427**		**86.665.092**	**2.666.446**				**366.579.965**
1056	**70.093.010**							**70.093.010**
Total	**347.341.437**	**0**	**86.665.092**	**2.666.446**	**0**	**0**	**0**	**436.672.975**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14121 TRIBUNAL REGIONAL ELEITORAL DO RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**435.056.971**
	Atividade								**324.161.966**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**16.294.976**
0033 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								16.294.976
			F	3-ODC	1	90	0	1000	16.294.976
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**53.620.132**
0033 20GP **0043**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Rio Grande do Sul**								53.620.132
			F	3-ODC	2	90	0	1000	50.953.686
			F	4-INV	2	90	0	1000	2.666.446
0033 **20TP**	**Ativos Civis da União**	02 122							**234.830.428**
0033 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								234.830.428
			F	1-PES	1	90	0	1000	234.735.428
			F	1-PES	1	91	0	1000	95.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**19.416.430**
0033 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								19.416.430
			F	3-ODC	1	90	0	1000	19.416.430
	Operação Especial								**110.895.005**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**70.093.010**
0033 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								70.093.010
			S	1-PES	1	90	0	1056	70.093.010
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**40.801.995**
0033 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								40.801.995
			F	1-PES	0	91	0	1000	40.801.995
0909	**Operações Especiais: Outros Encargos Especiais**								**1.616.004**
	Operação Especial								**1.616.004**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.616.004**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								1.616.004
			F	1-PES	1	90	0	1000	1.616.004
Total									**436.672.975**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14122 TRIBUNAL REGIONAL ELEITORAL DE RONDÔNIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		126.948.775	134.737.717	134.737.717	142.017.671	142.017.671
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	126.564.575	134.412.717	134.412.717	141.263.801	141.263.801
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	384.200	325.000	325.000	753.870	753.870
Funcao						
02	JUDICIÁRIA	114.418.922	122.082.178	122.082.178	128.485.295	128.485.295
09	PREVIDÊNCIA SOCIAL	12.145.653	12.330.539	12.330.539	12.778.506	12.778.506
28	ENCARGOS ESPECIAIS	384.200	325.000	325.000	753.870	753.870
Subfuncao						
122	ADMINISTRAÇÃO GERAL	96.794.613	104.149.708	104.149.708	109.019.648	109.019.648
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	12.145.653	12.330.539	12.330.539	12.778.506	12.778.506
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.654.545	9.962.846	9.962.846	11.281.666	11.281.666
846	OUTROS ENCARGOS ESPECIAIS	8.353.964	8.294.624	8.294.624	8.937.851	8.937.851
GND						
1	PESSOAL E ENCARGOS SOCIAIS	81.347.547	79.655.141	79.655.141	82.651.165	82.651.165
3	OUTRAS DESPESAS CORRENTES	31.656.242	29.825.292	29.825.292	33.180.177	33.180.177
4	INVESTIMENTOS	13.944.986	25.257.284	25.257.284	26.186.329	26.186.329

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**69.872.659**		**33.180.177**	**26.186.329**				**129.239.165**
1056	**12.778.506**							**12.778.506**
Total	**82.651.165**	**0**	**33.180.177**	**26.186.329**	**0**	**0**	**0**	**142.017.671**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14122 TRIBUNAL REGIONAL ELEITORAL DE RONDÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**141.263.801**
	Atividade								**95.301.314**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**4.944.626**
0033 2004 **0011**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Rondônia**								4.944.626
			F	3-ODC	1	90	0	1000	4.944.626
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**23.084.840**
0033 20GP **0011**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Rondônia**								23.084.840
			F	3-ODC	2	90	0	1000	21.893.578
			F	3-ODC	2	91	0	1000	4.933
			F	4-INV	2	90	0	1000	1.186.329
0033 **20TP**	**Ativos Civis da União**	02 122							**60.934.808**
0033 20TP **0011**	Ativos Civis da União - **No Estado de Rondônia**								60.934.808
			F	1-PES	1	90	0	1000	60.844.808
			F	1-PES	1	91	0	1000	90.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**6.337.040**
0033 212B **0011**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Rondônia**								6.337.040
			F	3-ODC	1	90	0	1000	6.337.040
	Projeto								**25.000.000**
0033 **159L**	**Construção do Edifício-Sede do Tribunal Regional Eleitoral de Rondônia - RO**	02 122							**25.000.000**
0033 159L **0116**	Construção do Edifício-Sede do Tribunal Regional Eleitoral de Rondônia - RO - **No Município de Porto Velho - RO** Edifício construído (% de execução física): 15								25.000.000
			F	4-INV	2	90	0	1000	25.000.000
	Operação Especial								**20.962.487**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**12.778.506**
0033 0181 **0011**	Aposentadorias e Pensões Civis da União - **No Estado de Rondônia**								12.778.506
			S	1-PES	1	90	0	1056	12.778.506
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**8.183.981**
0033 09HB **0011**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Rondônia**								8.183.981
			F	1-PES	0	91	0	1000	8.183.981
0909	**Operações Especiais: Outros Encargos Especiais**								**753.870**
	Operação Especial								**753.870**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**753.870**
0909 00S6 **0011**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Rondônia**								753.870
			F	1-PES	1	90	0	1000	753.870
Total									**142.017.671**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14123 TRIBUNAL REGIONAL ELEITORAL DE SANTA CATARINA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		271.367.109	270.302.772	270.302.772	290.245.864	290.245.864
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	271.367.109	269.977.772	269.977.772	289.920.864	289.920.864
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Funcao						
02	JUDICIÁRIA	226.480.709	226.384.729	226.384.729	242.679.865	242.679.865
09	PREVIDÊNCIA SOCIAL	44.886.400	43.593.043	43.593.043	47.240.999	47.240.999
28	ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	181.024.719	181.069.116	181.069.116	193.214.661	193.214.661
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	44.886.400	43.593.043	43.593.043	47.240.999	47.240.999
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	21.719.570	21.850.717	21.850.717	24.924.064	24.924.064
846	OUTROS ENCARGOS ESPECIAIS	23.736.420	23.789.896	23.789.896	24.866.140	24.866.140
GND						
1	PESSOAL E ENCARGOS SOCIAIS	213.803.534	210.072.179	210.072.179	222.104.747	222.104.747
3	OUTRAS DESPESAS CORRENTES	52.507.703	56.892.699	56.892.699	64.081.497	64.081.497
4	INVESTIMENTOS	5.055.872	3.337.894	3.337.894	4.059.620	4.059.620

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**174.863.748**		**64.081.497**	**4.059.620**				**243.004.865**
1056	**47.240.999**							**47.240.999**
Total	**222.104.747**	**0**	**64.081.497**	**4.059.620**	**0**	**0**	**0**	**290.245.864**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14123 TRIBUNAL REGIONAL ELEITORAL DE SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**289.920.864**
	Atividade								**218.138.725**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.811.450**
0033 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								12.811.450
			F	3-ODC	1	90	0	1000	12.811.450
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**43.217.053**
0033 20GP **0042**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Santa Catarina**								43.217.053
			F	3-ODC	2	90	0	1000	39.157.433
			F	4-INV	2	90	0	1000	4.059.620
0033 **20TP**	**Ativos Civis da União**	02 122							**149.997.608**
0033 20TP **0042**	Ativos Civis da União - **No Estado de Santa Catarina**								149.997.608
			F	1-PES	1	90	0	1000	149.997.608
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.112.614**
0033 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								12.112.614
			F	3-ODC	1	90	0	1000	12.112.614
	Operação Especial								**71.782.139**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**47.240.999**
0033 0181 **0042**	Aposentadorias e Pensões Civis da União - **No Estado de Santa Catarina**								47.240.999
			S	1-PES	1	90	0	1056	47.240.999
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**24.541.140**
0033 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Santa Catarina**								24.541.140
			F	1-PES	0	91	0	1000	24.541.140
0909	**Operações Especiais: Outros Encargos Especiais**								**325.000**
	Operação Especial								**325.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0042**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Santa Catarina**								325.000
			F	1-PES	1	90	0	1000	325.000
Total									**290.245.864**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14124 TRIBUNAL REGIONAL ELEITORAL DE SÃO PAULO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.073.693.284	1.073.980.377	1.073.980.377	1.145.690.424	1.145.690.424
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.073.278.859	1.073.235.048	1.073.235.048	1.144.933.980	1.144.933.980
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	414.425	745.329	745.329	756.444	756.444
Funcao						
02	JUDICIÁRIA	870.961.632	869.591.803	869.591.803	932.668.719	932.668.719
09	PREVIDÊNCIA SOCIAL	202.317.226	203.643.245	203.643.245	212.265.261	212.265.261
28	ENCARGOS ESPECIAIS	414.425	745.329	745.329	756.444	756.444
Subfuncao						
122	ADMINISTRAÇÃO GERAL	675.224.315	672.823.374	672.823.374	719.936.138	719.936.138
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	202.317.226	203.643.245	203.643.245	212.265.261	212.265.261
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	92.928.323	94.099.434	94.099.434	105.847.283	105.847.283
846	OUTROS ENCARGOS ESPECIAIS	103.223.419	103.414.324	103.414.324	107.641.742	107.641.742
GND						
1	PESSOAL E ENCARGOS SOCIAIS	885.225.318	878.142.815	878.142.815	921.952.528	921.952.528
3	OUTRAS DESPESAS CORRENTES	180.023.759	194.337.562	194.337.562	219.237.896	219.237.896
4	INVESTIMENTOS	8.444.207	1.500.000	1.500.000	4.500.000	4.500.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**709.687.267**		**219.237.896**	**4.500.000**				**933.425.163**
1056	**212.265.261**							**212.265.261**
Total	**921.952.528**	**0**	**219.237.896**	**4.500.000**	**0**	**0**	**0**	**1.145.690.424**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14124 TRIBUNAL REGIONAL ELEITORAL DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**1.144.933.980**
	Atividade								**825.783.421**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**52.186.846**
0033 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								52.186.846
			F	3-ODC	1	90	0	1000	52.186.846
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**117.890.613**
0033 20GP **0035**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de São Paulo**								117.890.613
			F	3-ODC	2	90	0	1000	113.253.431
			F	3-ODC	2	91	0	1000	137.182
			F	4-INV	2	90	0	1000	4.500.000
0033 **20TP**	**Ativos Civis da União**	02 122							**602.045.525**
0033 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								602.045.525
			F	1-PES	1	90	0	1000	601.826.015
			F	1-PES	1	91	0	1000	219.510
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**53.660.437**
0033 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								53.660.437
			F	3-ODC	1	90	0	1000	53.660.437
	Operação Especial								**319.150.559**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**212.265.261**
0033 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								212.265.261
			S	1-PES	1	90	0	1056	212.265.261
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**106.885.298**
0033 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								106.885.298
			F	1-PES	0	91	0	1000	106.885.298
0909	**Operações Especiais: Outros Encargos Especiais**								**756.444**
	Operação Especial								**756.444**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**756.444**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								756.444
			F	1-PES	1	90	0	1000	756.444
Total									**1.145.690.424**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14125 TRIBUNAL REGIONAL ELEITORAL DE SERGIPE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		124.604.503	128.217.204	128.217.204	138.544.465	138.544.465
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	124.057.754	127.340.211	127.340.211	137.279.552	137.279.552
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	546.750	876.993	876.993	1.264.913	1.264.913
Funcao						
02	JUDICIÁRIA	107.829.502	111.186.788	111.186.788	119.935.277	119.935.277
09	PREVIDÊNCIA SOCIAL	16.228.252	16.153.423	16.153.423	17.344.275	17.344.275
28	ENCARGOS ESPECIAIS	546.750	876.993	876.993	1.264.913	1.264.913
Subfuncao						
122	ADMINISTRAÇÃO GERAL	86.216.416	89.492.853	89.492.853	96.525.475	96.525.475
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	16.228.252	16.153.423	16.153.423	17.344.275	17.344.275
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	10.152.330	10.166.848	10.166.848	11.652.043	11.652.043
846	OUTROS ENCARGOS ESPECIAIS	12.007.505	12.404.080	12.404.080	13.022.672	13.022.672
GND						
1	PESSOAL E ENCARGOS SOCIAIS	97.507.524	97.163.366	97.163.366	102.272.957	102.272.957
3	OUTRAS DESPESAS CORRENTES	24.314.088	30.042.064	30.042.064	33.093.015	33.093.015
4	INVESTIMENTOS	2.782.891	1.011.774	1.011.774	3.178.493	3.178.493

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**84.928.682**		**33.093.015**	**3.178.493**				**121.200.190**
1056	**17.344.275**							**17.344.275**
Total	**102.272.957**	**0**	**33.093.015**	**3.178.493**	**0**	**0**	**0**	**138.544.465**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14125 TRIBUNAL REGIONAL ELEITORAL DE SERGIPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**137.279.552**
	Atividade								**107.527.518**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**5.522.462**
0033 2004 **0028**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								5.522.462
			F	3-ODC	1	90	0	1000	5.522.462
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**23.969.465**
0033 20GP **0028**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Sergipe**								23.969.465
			F	3-ODC	2	90	0	1000	21.440.972
			F	4-INV	2	90	0	1000	2.528.493
0033 **20TP**	**Ativos Civis da União**	02 122							**71.906.010**
0033 20TP **0028**	Ativos Civis da União - **No Estado de Sergipe**								71.906.010
			F	1-PES	1	90	0	1000	71.498.100
			F	1-PES	1	91	0	1000	407.910
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**6.129.581**
0033 212B **0028**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								6.129.581
			F	3-ODC	1	90	0	1000	6.129.581
	Projeto								**650.000**
0033 **169J**	**Ampliação do Edifício-Sede do TRE-SE - Oficina e Sala dos Motoristas**	02 122							**650.000**
0033 169J **1853**	Ampliação do Edifício-Sede do TRE-SE - Oficina e Sala dos Motoristas - **No Município de Aracaju - SE** Edifício ampliado (% de execução física): 100								650.000
			F	4-INV	2	90	0	1000	650.000
	Operação Especial								**29.102.034**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**17.344.275**
0033 0181 **0028**	Aposentadorias e Pensões Civis da União - **No Estado de Sergipe**								17.344.275
			S	1-PES	1	90	0	1056	17.344.275
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**11.757.759**
0033 09HB **0028**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Sergipe**								11.757.759
			F	1-PES	0	91	0	1000	11.757.759
0909	**Operações Especiais: Outros Encargos Especiais**								**1.264.913**
	Operação Especial								**1.264.913**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.264.913**
0909 00S6 **0028**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Sergipe**								1.264.913
			F	1-PES	1	90	0	1000	1.264.913
Total									**138.544.465**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14126 TRIBUNAL REGIONAL ELEITORAL DE TOCANTINS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		126.583.904	141.000.814	141.000.814	143.188.970	143.188.970
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	126.364.545	140.460.287	140.460.287	142.288.382	142.288.382
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	219.359	540.527	540.527	900.588	900.588
Funcao						
02	JUDICIÁRIA	117.664.482	131.974.446	131.974.446	131.956.346	131.956.346
09	PREVIDÊNCIA SOCIAL	8.700.063	8.485.841	8.485.841	10.332.036	10.332.036
28	ENCARGOS ESPECIAIS	219.359	540.527	540.527	900.588	900.588
Subfuncao						
122	ADMINISTRAÇÃO GERAL	98.567.574	112.032.460	112.032.460	110.714.363	110.714.363
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	8.700.063	8.485.841	8.485.841	10.332.036	10.332.036
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.890.910	10.847.719	10.847.719	11.794.909	11.794.909
846	OUTROS ENCARGOS ESPECIAIS	9.425.358	9.634.794	9.634.794	10.347.662	10.347.662
GND						
1	PESSOAL E ENCARGOS SOCIAIS	84.455.464	83.700.726	83.700.726	88.702.824	88.702.824
3	OUTRAS DESPESAS CORRENTES	40.454.831	41.990.088	41.990.088	46.884.732	46.884.732
4	INVESTIMENTOS	1.673.609	15.310.000	15.310.000	7.601.414	7.601.414

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**78.370.788**		**46.884.732**	**7.601.414**				**132.856.934**
1056	**10.332.036**							**10.332.036**
Total	**88.702.824**	**0**	**46.884.732**	**7.601.414**	**0**	**0**	**0**	**143.188.970**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14126 TRIBUNAL REGIONAL ELEITORAL DE TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**142.288.382**
	Atividade								**115.009.272**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**5.423.404**
0033 2004 **0017**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								5.423.404
			F	3-ODC	1	90	0	1000	5.423.404
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**35.191.237**
0033 20GP **0017**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Tocantins**								35.191.237
			F	3-ODC	2	90	0	1000	35.054.404
			F	3-ODC	2	91	0	1000	35.419
			F	4-INV	2	90	0	1000	101.414
0033 **20TP**	**Ativos Civis da União**	02 122							**68.023.126**
0033 20TP **0017**	Ativos Civis da União - **No Estado do Tocantins**								68.023.126
			F	1-PES	1	90	0	1000	67.813.126
			F	1-PES	1	91	0	1000	210.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**6.371.505**
0033 212B **0017**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								6.371.505
			F	3-ODC	1	90	0	1000	6.371.505
	Projeto								**7.500.000**
0033 **15WC**	**Ampliação do Edifício-Sede do Tribunal Regional Eleitoral do Tocantins**	02 122							**7.500.000**
0033 15WC **0542**	Ampliação do Edifício-Sede do Tribunal Regional Eleitoral do Tocantins - **No Município de Palmas - TO**								7.500.000
	Edifício-sede ampliado (% de execução física): 15		F	4-INV	2	90	0	1000	7.500.000
	Operação Especial								**19.779.110**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**10.332.036**
0033 0181 **0017**	Aposentadorias e Pensões Civis da União - **No Estado do Tocantins**								10.332.036
			S	1-PES	1	90	0	1056	10.332.036
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**9.447.074**
0033 09HB **0017**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Tocantins**								9.447.074
			F	1-PES	0	91	0	1000	9.447.074
0909	**Operações Especiais: Outros Encargos Especiais**								**900.588**
	Operação Especial								**900.588**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**900.588**
0909 00S6 **0017**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Tocantins**								900.588
			F	1-PES	1	90	0	1000	900.588
Total									**143.188.970**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14127 TRIBUNAL REGIONAL ELEITORAL DE RORAIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		71.970.222	69.545.241	69.545.241	77.444.726	77.444.726
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	71.843.457	69.176.119	69.176.119	76.903.302	76.903.302
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	126.765	369.122	369.122	541.424	541.424
Funcao						
02	JUDICIÁRIA	64.130.237	61.828.337	61.828.337	69.135.191	69.135.191
09	PREVIDÊNCIA SOCIAL	7.713.220	7.347.782	7.347.782	7.768.111	7.768.111
28	ENCARGOS ESPECIAIS	126.765	369.122	369.122	541.424	541.424
Subfuncao						
122	ADMINISTRAÇÃO GERAL	49.383.976	47.475.049	47.475.049	53.392.090	53.392.090
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	7.713.220	7.347.782	7.347.782	7.768.111	7.768.111
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.132.655	8.115.069	8.115.069	9.347.855	9.347.855
846	OUTROS ENCARGOS ESPECIAIS	6.740.371	6.607.341	6.607.341	6.936.670	6.936.670
GND						
1	PESSOAL E ENCARGOS SOCIAIS	53.070.764	50.349.913	50.349.913	54.102.043	54.102.043
3	OUTRAS DESPESAS CORRENTES	18.243.025	18.619.378	18.619.378	21.589.492	21.589.492
4	INVESTIMENTOS	656.432	575.950	575.950	1.753.191	1.753.191

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**46.333.932**		**21.589.492**	**1.753.191**				**69.676.615**
1056	**7.768.111**							**7.768.111**
Total	**54.102.043**	**0**	**21.589.492**	**1.753.191**	**0**	**0**	**0**	**77.444.726**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14127 TRIBUNAL REGIONAL ELEITORAL DE RORAIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**76.903.302**
	Atividade								**62.739.945**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**5.225.289**
0033 2004 **0014**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Roraima**								5.225.289
			F	3-ODC	1	90	0	1000	5.225.289
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**13.949.068**
0033 20GP **0014**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado de Roraima**								13.949.068
			F	3-ODC	2	90	0	1000	12.195.877
			F	4-INV	2	90	0	1000	1.753.191
0033 **20TP**	**Ativos Civis da União**	02 122							**39.443.022**
0033 20TP **0014**	Ativos Civis da União - **No Estado de Roraima**								39.443.022
			F	1-PES	1	90	0	1000	39.243.022
			F	1-PES	1	91	0	1000	200.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**4.122.566**
0033 212B **0014**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Roraima**								4.122.566
			F	3-ODC	1	90	0	1000	4.122.566
	Operação Especial								**14.163.357**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**7.768.111**
0033 0181 **0014**	Aposentadorias e Pensões Civis da União - **No Estado de Roraima**								7.768.111
			S	1-PES	1	90	0	1056	7.768.111
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**6.395.246**
0033 09HB **0014**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Roraima**								6.395.246
			F	1-PES	0	91	0	1000	6.395.246
0909	**Operações Especiais: Outros Encargos Especiais**								**541.424**
	Operação Especial								**541.424**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**495.664**
0909 00S6 **0014**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Roraima**								495.664
			F	1-PES	1	90	0	1000	495.664
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**45.760**
0909 0536 **0014**	Benefícios de Legislação Especial - **No Estado de Roraima**								45.760
			S	3-ODC	1	90	0	1000	45.760
Total									**77.444.726**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14128 TRIBUNAL REGIONAL ELEITORAL DO AMAPÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		72.032.187	68.884.960	68.884.960	74.186.344	74.186.344
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	72.032.187	68.559.960	68.559.960	73.861.344	73.861.344
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Funcao						
02	JUDICIÁRIA	67.535.890	64.124.594	64.124.594	68.483.959	68.483.959
09	PREVIDÊNCIA SOCIAL	4.496.297	4.435.366	4.435.366	5.377.385	5.377.385
28	ENCARGOS ESPECIAIS	0	325.000	325.000	325.000	325.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	55.339.165	52.594.769	52.594.769	55.861.685	55.861.685
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	4.496.297	4.435.366	4.435.366	5.377.385	5.377.385
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.874.226	6.187.150	6.187.150	7.243.940	7.243.940
846	OUTROS ENCARGOS ESPECIAIS	5.322.499	5.667.675	5.667.675	5.703.334	5.703.334
GND						
1	PESSOAL E ENCARGOS SOCIAIS	48.520.469	46.253.553	46.253.553	48.425.608	48.425.608
3	OUTRAS DESPESAS CORRENTES	22.272.191	22.416.090	22.416.090	25.535.816	25.535.816
4	INVESTIMENTOS	1.239.527	215.317	215.317	224.920	224.920

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**43.048.223**		**25.535.816**	**224.920**				**68.808.959**
1056	**5.377.385**							**5.377.385**
Total	**48.425.608**	**0**	**25.535.816**	**224.920**	**0**	**0**	**0**	**74.186.344**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14128 TRIBUNAL REGIONAL ELEITORAL DO AMAPÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**73.861.344**
	Atividade								**63.105.625**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**3.384.468**
0033 2004 **0016**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amapá**								3.384.468
			F	3-ODC	1	90	0	1000	3.384.468
0033 **20GP**	**Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral**	02 122							**18.483.824**
0033 20GP **0016**	Julgamento de Causas e Gestão Administrativa na Justiça Eleitoral - **No Estado do Amapá**								18.483.824
			F	3-ODC	2	90	0	1000	18.248.894
			F	3-ODC	2	91	0	1000	10.010
			F	4-INV	2	90	0	1000	224.920
0033 **20TP**	**Ativos Civis da União**	02 122							**37.344.889**
0033 20TP **0016**	Ativos Civis da União - **No Estado do Amapá**								37.344.889
			F	1-PES	1	90	0	1000	37.116.804
			F	1-PES	1	91	0	1000	228.085
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**3.859.472**
0033 212B **0016**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amapá**								3.859.472
			F	3-ODC	1	90	0	1000	3.859.472
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**32.972**
0033 216H **0016**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Amapá**								32.972
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	32.972
	Operação Especial								**10.755.719**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**5.377.385**
0033 0181 **0016**	Aposentadorias e Pensões Civis da União - **No Estado do Amapá**								5.377.385
			S	1-PES	1	90	0	1056	5.377.385
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**5.378.334**
0033 09HB **0016**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amapá**								5.378.334
			F	1-PES	0	91	0	1000	5.378.334
0909	**Operações Especiais: Outros Encargos Especiais**								**325.000**
	Operação Especial								**325.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**325.000**
0909 00S6 **0016**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amapá**								325.000
			F	1-PES	1	90	0	1000	325.000
Total									**74.186.344**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14901 FUNDO PARTIDÁRIO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.243.745.396	1.328.764.722	1.328.764.722	1.434.849.975	1.434.849.975
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.243.745.396	1.328.764.722	1.328.764.722	1.434.849.975	1.434.849.975
Funcao						
28	ENCARGOS ESPECIAIS	1.243.745.396	1.328.764.722	1.328.764.722	1.434.849.975	1.434.849.975
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	1.243.745.396	1.328.764.722	1.328.764.722	1.434.849.975	1.434.849.975
GND						
3	OUTRAS DESPESAS CORRENTES	1.243.745.396	1.328.764.722	1.328.764.722	1.434.849.975	1.434.849.975

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.319.021.967**					**1.319.021.967**
1052			**115.828.008**					**115.828.008**
Total	**0**	**0**	**1.434.849.975**	**0**	**0**	**0**	**0**	**1.434.849.975**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 14000 JUSTIÇA ELEITORAL

Unidade: 14901 FUNDO PARTIDÁRIO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**1.434.849.975**
	Operação Especial								**1.434.849.975**
0909 **0413**	**Manutenção e Operação dos Partidos Políticos**	28 846							**1.434.849.975**
0909 0413 **0001**	Manutenção e Operação dos Partidos Políticos - **Nacional**								1.434.849.975
			F	3-ODC	1	50	0	1000	371.755.912
			F	3-ODC	2	50	0	1000	947.266.055
			F	3-ODC	2	50	0	1052	115.828.008
Total									**1.434.849.975**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		27.454.696.939	30.479.055.568	30.479.055.568	32.341.342.560	32.341.342.560
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	27.320.205.584	27.376.560.248	27.376.560.248	29.540.028.475	29.522.656.949
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	134.491.356	201.374.429	201.374.429	229.607.929	229.607.929
0999	RESERVA DE CONTINGÊNCIA	0	2.901.120.891	2.901.120.891	2.571.706.156	2.589.077.682
Funcao						
02	JUDICIÁRIA	20.664.243.523	20.803.251.803	20.803.251.803	22.471.406.631	22.454.035.105
09	PREVIDÊNCIA SOCIAL	6.655.962.061	6.573.308.445	6.573.308.445	7.068.621.844	7.068.621.844
28	ENCARGOS ESPECIAIS	134.491.356	201.374.429	201.374.429	229.607.929	229.607.929
99	RESERVA DE CONTINGÊNCIA	0	2.901.120.891	2.901.120.891	2.571.706.156	2.589.077.682
Subfuncao						
061	AÇÃO JUDICIÁRIA	173.549.425	112.936.247	112.936.247	161.980.552	161.980.552
122	ADMINISTRAÇÃO GERAL	16.222.260.346	16.214.049.806	16.214.049.806	17.446.622.062	17.446.622.059
131	COMUNICAÇÃO SOCIAL	23.071.226	32.927.911	32.927.911	35.912.552	35.912.552
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	6.655.962.061	6.573.308.445	6.573.308.445	7.068.621.844	7.068.621.844
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.050.401.034	2.195.986.511	2.195.986.511	2.464.400.124	2.464.400.124
846	OUTROS ENCARGOS ESPECIAIS	2.329.452.847	2.448.725.757	2.448.725.757	2.592.099.270	2.574.727.747
999	RESERVA DE CONTINGÊNCIA	0	2.901.120.891	2.901.120.891	2.571.706.156	2.589.077.682
UO						
15101	TRIBUNAL SUPERIOR DO TRABALHO	1.539.931.000	2.168.881.327	2.168.881.327	2.197.498.172	2.180.126.646
15102	TRIBUNAL REGIONAL DO TRABALHO DA 1A. REGIÃO - RIO DE JANEIRO	2.608.751.871	2.614.005.194	2.614.005.194	2.812.230.229	2.812.230.229
15103	TRIBUNAL REGIONAL DO TRABALHO DA 2A. REGIÃO - SÃO PAULO	3.707.624.384	3.691.719.967	3.691.719.967	3.885.791.223	3.885.791.223
15104	TRIBUNAL REGIONAL DO TRABALHO DA 3A. REGIÃO - MINAS GERAIS	2.527.408.948	2.533.948.687	2.533.948.687	2.782.357.563	2.782.357.563
15105	TRIBUNAL REGIONAL DO TRABALHO DA 4A. REGIÃO - RIO GRANDE DO SUL	2.209.224.342	2.202.185.223	2.202.185.223	2.353.771.376	2.353.771.376
15106	TRIBUNAL REGIONAL DO TRABALHO DA 5A. REGIÃO - BAHIA	1.523.546.226	1.473.581.592	1.473.581.592	1.575.751.945	1.575.751.945
15107	TRIBUNAL REGIONAL DO TRABALHO DA 6A. REGIÃO - PERNAMBUCO	1.117.396.174	1.134.296.161	1.134.296.161	1.180.277.439	1.180.277.439
15108	TRIBUNAL REGIONAL DO TRABALHO DA 7A. REGIÃO - CEARÁ	591.405.405	588.028.120	588.028.120	627.683.730	627.683.730
15109	TRIBUNAL REGIONAL DO TRABALHO DA 8A. REGIÃO - PARÁ/AMAPÁ	827.862.094	818.704.895	818.704.895	917.052.555	917.052.555
15110	TRIBUNAL REGIONAL DO TRABALHO DA 9A. REGIÃO - PARANÁ	1.429.371.846	1.413.157.192	1.413.157.192	1.505.921.187	1.505.921.187
15111	TRIBUNAL REGIONAL DO TRABALHO DA 10A. REGIÃO - DISTRITO FEDERAL/TOCANTINS	835.154.418	828.490.476	828.490.476	899.693.110	899.693.110
15112	TRIBUNAL REGIONAL DO TRABALHO DA 11A. REGIÃO - AMAZONAS/RORAIMA	629.263.064	627.935.310	627.935.310	709.069.012	709.069.012
15113	TRIBUNAL REGIONAL DO TRABALHO DA 12A. REGIÃO - SANTA CATARINA	1.043.032.949	1.025.773.030	1.025.773.030	1.102.975.463	1.102.975.463
15114	TRIBUNAL REGIONAL DO TRABALHO DA 13A. REGIÃO - PARAÍBA	593.912.183	579.833.138	579.833.138	609.816.961	609.816.961
15115	TRIBUNAL REGIONAL DO TRABALHO DA 14A. REGIÃO - RONDÔNIA/ACRE	475.269.723	470.030.492	470.030.492	497.350.639	497.350.639
15116	TRIBUNAL REGIONAL DO TRABALHO DA 15A. REGIÃO - CAMPINAS/SP	2.293.793.408	2.261.158.656	2.261.158.656	2.441.537.397	2.441.537.397
15117	TRIBUNAL REGIONAL DO TRABALHO DA 16A. REGIÃO - MARANHÃO	320.859.793	314.842.940	314.842.940	327.847.431	327.847.431
15118	TRIBUNAL REGIONAL DO TRABALHO DA 17A. REGIÃO - ESPÍRITO SANTO	432.212.692	429.772.639	429.772.639	446.272.091	446.272.091
15119	TRIBUNAL REGIONAL DO TRABALHO DA 18A. REGIÃO - GOIÁS	752.295.287	741.653.670	741.653.670	796.111.457	796.111.457
15120	TRIBUNAL REGIONAL DO TRABALHO DA 19A. REGIÃO - ALAGOAS	321.408.250	316.633.196	316.633.196	342.857.603	342.857.603
15121	TRIBUNAL REGIONAL DO TRABALHO DA 20A. REGIÃO - SERGIPE	252.859.301	251.836.856	251.836.856	262.106.627	262.106.627
15122	TRIBUNAL REGIONAL DO TRABALHO DA 21A. REGIÃO - RIO GRANDE DO NORTE	404.458.289	398.590.475	398.590.475	419.100.151	419.100.151
15123	TRIBUNAL REGIONAL DO TRABALHO DA 22A. REGIÃO - PIAUÍ	222.325.782	212.514.964	212.514.964	224.495.067	224.495.067
15124	TRIBUNAL REGIONAL DO TRABALHO DA 23A. REGIÃO - MATO GROSSO	449.682.824	446.775.549	446.775.549	486.405.200	486.405.200
15125	TRIBUNAL REGIONAL DO TRABALHO DA 24A. REGIÃO - MATO GROSSO DO SUL	345.646.687	340.230.976	340.230.976	365.662.776	365.662.776
15126	CONSELHO SUPERIOR DA JUSTIÇA DO TRABALHO	0	2.594.474.843	2.594.474.843	2.571.706.156	2.589.077.682
GND						
1	PESSOAL E ENCARGOS SOCIAIS	23.205.983.107	24.517.555.500	24.517.555.500	26.796.294.992	26.796.294.992
3	OUTRAS DESPESAS CORRENTES	3.884.952.799	4.152.545.888	4.152.545.888	4.798.260.807	4.798.260.807
4	INVESTIMENTOS	363.761.033	100.288.024	100.288.024	131.387.379	131.387.379
9	RESERVA DE CONTINGENCIA	0	1.708.666.156	1.708.666.156	615.399.382	615.399.382

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 15000 JUSTIÇA DO TRABALHO

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	19.105.047.676		4.125.023.920	83.825.194			615.399.382	23.929.296.172
1001	2.824.258.306							2.824.258.306
1027			337.931.537					337.931.537
1050			25.493.004					25.493.004
1056	4.244.363.538							4.244.363.538
1138	622.625.472		309.812.346	47.562.185				980.000.003
Total	26.796.294.992	0	4.798.260.807	131.387.379	0	0	615.399.382	32.341.342.560

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15101 TRIBUNAL SUPERIOR DO TRABALHO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.539.931.000	2.168.881.327	2.168.881.327	2.197.498.172	2.180.126.646
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.527.230.728	2.149.381.327	2.149.381.327	2.177.993.172	2.160.621.646
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	12.700.272	19.500.000	19.500.000	19.505.000	19.505.000
Funcao						
02	JUDICIÁRIA	1.157.794.184	1.761.684.036	1.761.684.036	1.762.452.546	1.745.081.020
09	PREVIDÊNCIA SOCIAL	369.436.543	387.697.291	387.697.291	415.540.626	415.540.626
28	ENCARGOS ESPECIAIS	12.700.272	19.500.000	19.500.000	19.505.000	19.505.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	898.687.180	1.235.365.680	1.235.365.680	1.235.121.636	1.235.121.633
131	COMUNICAÇÃO SOCIAL	15.698.793	23.390.216	23.390.216	25.221.849	25.221.849
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	369.436.543	387.697.291	387.697.291	415.540.626	415.540.626
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	152.969.028	382.629.411	382.629.411	396.650.691	396.650.691
846	OUTROS ENCARGOS ESPECIAIS	103.139.456	139.798.729	139.798.729	124.963.370	107.591.847
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.127.537.400	1.484.936.529	1.484.936.529	1.352.666.549	1.335.295.023
3	OUTRAS DESPESAS CORRENTES	390.760.586	675.523.196	675.523.196	835.341.246	835.341.246
4	INVESTIMENTOS	21.633.014	8.421.602	8.421.602	9.490.377	9.490.377

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**919.754.397**		**705.414.716**	**9.490.377**				**1.634.659.490**
1001	**223.188.574**							**223.188.574**
1027			**129.476.234**					**129.476.234**
1050			**450.296**					**450.296**
1056	**192.352.052**							**192.352.052**
Total	**1.335.295.023**	**0**	**835.341.246**	**9.490.377**	**0**	**0**	**0**	**2.180.126.646**

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15101 TRIBUNAL SUPERIOR DO TRABALHO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**2.160.621.646**
	Atividade								**1.656.994.173**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**265.001.806**
0033 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								265.001.806
			F	3-ODC	1	90	0	1000	265.001.806
0033 **20TP**	**Ativos Civis da União**	02 122							**812.162.550**
0033 20TP **0001**	Ativos Civis da União - **Nacional**								812.162.550
			F	1-PES	1	90	0	1000	809.829.991
			F	1-PES	1	91	0	1000	2.332.559
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**131.648.885**
0033 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								131.648.885
			F	3-ODC	1	90	0	1000	131.648.885
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**1.735.578**
0033 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.735.578
	Agente público beneficiado (unidade): 37		F	3-ODC	2	90	0	1000	1.735.578
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**25.221.849**
0033 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional**								25.221.849
	Conteúdo divulgado (unidade): 37.000		F	3-ODC	2	90	0	1000	24.521.849
			F	4-INV	2	90	0	1000	700.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**421.223.505**
0033 4256 **0001**	Apreciação de Causas na Justiça do Trabalho - **Nacional**								421.223.505
	Processo julgado (unidade): 482.152		F	3-ODC	2	90	0	1000	282.438.257
			F	3-ODC	2	90	0	1027	129.476.234
			F	3-ODC	2	90	0	1050	450.296
			F	3-ODC	2	91	0	1000	68.341
			F	4-INV	2	90	0	1000	8.790.377
	Operação Especial								**503.627.473**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**415.540.626**
0033 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								415.540.626
			S	1-PES	1	90	0	1001	223.188.574
			S	1-PES	1	90	0	1056	192.352.052
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**88.086.847**
0033 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								88.086.847
			F	1-PES	0	91	0	1000	88.086.847
0909	**Operações Especiais: Outros Encargos Especiais**								**19.505.000**
	Operação Especial								**19.505.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**19.500.000**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								19.500.000
			F	1-PES	1	90	0	1000	19.500.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**5.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								5.000
			S	1-PES	1	90	0	1000	5.000
Total									**2.180.126.646**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15102 TRIBUNAL REGIONAL DO TRABALHO DA 1A. REGIÃO - RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.608.751.871	2.614.005.194	2.614.005.194	2.812.230.229	2.812.230.229
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	2.601.692.252	2.554.690.483	2.554.690.483	2.802.214.929	2.802.214.929
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	7.059.620	14.293.976	14.293.976	10.015.300	10.015.300
0999	RESERVA DE CONTINGÊNCIA	0	45.020.735	45.020.735	0	0
Funcao						
02	JUDICIÁRIA	1.799.042.579	1.765.191.500	1.765.191.500	1.969.673.028	1.969.673.028
09	PREVIDÊNCIA SOCIAL	802.649.673	789.498.983	789.498.983	832.541.901	832.541.901
28	ENCARGOS ESPECIAIS	7.059.620	14.293.976	14.293.976	10.015.300	10.015.300
99	RESERVA DE CONTINGÊNCIA	0	45.020.735	45.020.735	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	5.970.150	2.270.150	2.270.150	7.700.000	7.700.000
122	ADMINISTRAÇÃO GERAL	1.392.547.458	1.370.645.932	1.370.645.932	1.506.090.044	1.506.090.044
131	COMUNICAÇÃO SOCIAL	17.760	32.397	32.397	32.397	32.397
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	802.649.673	789.498.983	789.498.983	832.541.901	832.541.901
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	207.151.816	192.618.380	192.618.380	221.169.024	221.169.024
846	OUTROS ENCARGOS ESPECIAIS	200.415.015	213.918.617	213.918.617	244.696.863	244.696.863
999	RESERVA DE CONTINGÊNCIA	0	45.020.735	45.020.735	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.257.030.230	2.244.636.751	2.244.636.751	2.442.162.534	2.442.162.534
3	OUTRAS DESPESAS CORRENTES	338.541.736	319.435.692	319.435.692	365.228.749	365.228.749
4	INVESTIMENTOS	13.179.906	4.912.016	4.912.016	4.838.946	4.838.946
9	RESERVA DE CONTINGENCIA	0	45.020.735	45.020.735	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.609.620.633**		**330.525.341**	**3.305.630**				**1.943.451.604**
1001	**404.491.664**							**404.491.664**
1027			**14.413.722**					**14.413.722**
1050			**40.172**					**40.172**
1056	**428.050.237**							**428.050.237**
1138			**20.249.514**	**1.533.316**				**21.782.830**
Total	**2.442.162.534**	**0**	**365.228.749**	**4.838.946**	**0**	**0**	**0**	**2.812.230.229**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15102 TRIBUNAL REGIONAL DO TRABALHO DA 1A. REGIÃO - RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**2.802.214.929**
	Atividade								**1.733.458.149**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**119.115.360**
0033 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								119.115.360
			F	3-ODC	1	90	0	1000	119.115.360
0033 **20TP**	**Ativos Civis da União**	02 122							**1.365.605.196**
0033 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								1.365.605.196
			F	1-PES	1	90	0	1000	1.363.998.899
			F	1-PES	1	91	0	1000	1.606.297
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**102.053.664**
0033 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								102.053.664
			F	3-ODC	1	90	0	1000	102.053.664
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**46.293**
0033 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								46.293
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	46.293
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**32.397**
0033 219I **0033**	Publicidade Institucional e de Utilidade Pública - **No Estado do Rio de Janeiro**								32.397
	Conteúdo divulgado (unidade): 2.405		F	3-ODC	2	90	0	1000	32.397
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**7.700.000**
0033 4224 **0033**	Assistência Jurídica a Pessoas Carentes - **No Estado do Rio de Janeiro**								7.700.000
	Pessoa assistida (unidade): 3.346		F	3-ODC	1	90	0	1000	1.975.030
			F	3-ODC	1	90	0	1027	5.429.850
			F	3-ODC	1	91	0	1000	295.120
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**138.905.239**
0033 4256 **0033**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Rio de Janeiro**								138.905.239
	Processo julgado (unidade): 304.238		F	3-ODC	2	90	0	1000	106.285.639
			F	3-ODC	2	90	0	1027	8.983.872
			F	3-ODC	2	90	0	1050	40.172
			F	3-ODC	2	90	0	1138	20.249.514
			F	3-ODC	2	91	0	1000	40.412
			F	4-INV	2	90	0	1000	3.305.630
	Projeto								**1.533.316**
0033 **169K**	**Construção do Edifício-Sede do Fórum Trabalhista de Campos dos Goytacazes - RJ**	02 122							**1.533.316**
0033 169K **3290**	Construção do Edifício-Sede do Fórum Trabalhista de Campos dos Goytacazes - RJ - **No Município de Campos dos Goytacazes - RJ**								1.533.316
	Edifício construído (% de execução física): 20		F	4-INV	2	90	0	1138	1.533.316
	Operação Especial								**1.067.223.464**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**832.541.901**
0033 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								832.541.901
			S	1-PES	1	90	0	1001	404.491.664
			S	1-PES	1	90	0	1056	428.050.237
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**234.681.563**
0033 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								234.681.563
			F	1-PES	0	91	0	1000	234.681.563
0909	**Operações Especiais: Outros Encargos Especiais**								**10.015.300**
	Operação Especial								**10.015.300**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**9.332.874**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15102 TRIBUNAL REGIONAL DO TRABALHO DA 1A. REGIÃO - RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								9.332.874
			F	1-PES	1	90	0	1000	9.332.874
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**681.426**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								681.426
			S	3-ODC	1	90	0	1000	681.426
Total									**2.812.230.229**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15103 TRIBUNAL REGIONAL DO TRABALHO DA 2A. REGIÃO - SÃO PAULO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.707.624.384	3.691.719.967	3.691.719.967	3.885.791.223	3.885.791.223
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	3.705.619.719	3.632.240.052	3.632.240.052	3.881.992.771	3.881.992.771
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.004.665	3.124.110	3.124.110	3.798.452	3.798.452
0999	RESERVA DE CONTINGÊNCIA	0	56.355.805	56.355.805	0	0
Funcao						
02	JUDICIÁRIA	2.875.527.933	2.813.232.294	2.813.232.294	3.012.757.551	3.012.757.551
09	PREVIDÊNCIA SOCIAL	830.091.786	819.007.758	819.007.758	869.235.220	869.235.220
28	ENCARGOS ESPECIAIS	2.004.665	3.124.110	3.124.110	3.798.452	3.798.452
99	RESERVA DE CONTINGÊNCIA	0	56.355.805	56.355.805	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	34.001.000	24.001.000	24.001.000	37.818.052	37.818.052
122	ADMINISTRAÇÃO GERAL	2.251.597.088	2.199.821.043	2.199.821.043	2.371.268.892	2.371.268.892
131	COMUNICAÇÃO SOCIAL	39.456	76.828	76.828	49.128	49.128
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	830.091.786	819.007.758	819.007.758	869.235.220	869.235.220
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	257.845.251	246.810.280	246.810.280	284.333.105	284.333.105
846	OUTROS ENCARGOS ESPECIAIS	334.049.803	345.647.253	345.647.253	323.086.826	323.086.826
999	RESERVA DE CONTINGÊNCIA	0	56.355.805	56.355.805	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.173.575.704	3.137.334.741	3.137.334.741	3.322.604.872	3.322.604.872
3	OUTRAS DESPESAS CORRENTES	490.700.281	485.978.419	485.978.419	549.541.771	549.541.771
4	INVESTIMENTOS	43.348.400	12.051.002	12.051.002	13.644.580	13.644.580
9	RESERVA DE CONTINGENCIA	0	56.355.805	56.355.805	0	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**2.453.369.652**		**468.711.946**	**13.644.580**				**2.935.726.178**
1001	**286.865.382**							**286.865.382**
1027			**27.634.105**					**27.634.105**
1050			**443.376**					**443.376**
1056	**582.369.838**							**582.369.838**
1138			**52.752.344**					**52.752.344**
Total	**3.322.604.872**	**0**	**549.541.771**	**13.644.580**	**0**	**0**	**0**	**3.885.791.223**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15103 TRIBUNAL REGIONAL DO TRABALHO DA 2A. REGIÃO - SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**3.881.992.771**
	Atividade								**2.693.469.177**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**136.733.688**
0033 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								136.733.688
			F	3-ODC	1	90	0	1000	136.733.688
0033 **20TP**	**Ativos Civis da União**	02 122							**2.130.282.826**
0033 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								2.130.282.826
			F	1-PES	1	90	0	1000	2.129.994.967
			F	1-PES	1	91	0	1000	287.859
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**147.599.417**
0033 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								147.599.417
			F	3-ODC	1	90	0	1000	147.599.417
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**30.090**
0033 216H **0035**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de São Paulo**								30.090
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	30.090
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**49.128**
0033 219I **0035**	Publicidade Institucional e de Utilidade Pública - **No Estado de São Paulo**								49.128
	Conteúdo divulgado (unidade): 900		F	3-ODC	2	90	0	1000	28.128
			F	4-INV	2	90	0	1000	21.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**37.818.052**
0033 4224 **0035**	Assistência Jurídica a Pessoas Carentes - **No Estado de São Paulo**								37.818.052
	Pessoa assistida (unidade): 35.085		F	3-ODC	1	90	0	1000	20.000.833
			F	3-ODC	1	90	0	1027	13.817.052
			F	3-ODC	1	91	0	1000	4.000.167
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**240.955.976**
0033 4256 **0035**	Apreciação de Causas na Justiça do Trabalho - **No Estado de São Paulo**								240.955.976
	Processo julgado (unidade): 696.885		F	3-ODC	2	90	0	1000	160.279.524
			F	3-ODC	2	90	0	1027	13.817.053
			F	3-ODC	2	90	0	1050	443.376
			F	3-ODC	2	90	0	1138	52.752.344
			F	3-ODC	2	91	0	1000	40.099
			F	4-INV	2	90	0	1000	13.623.580
	Operação Especial								**1.188.523.594**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**869.235.220**
0033 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								869.235.220
			S	1-PES	1	90	0	1001	286.865.382
			S	1-PES	1	90	0	1056	582.369.838
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**319.288.374**
0033 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								319.288.374
			F	1-PES	0	91	0	1000	319.288.374
0909	**Operações Especiais: Outros Encargos Especiais**								**3.798.452**
	Operação Especial								**3.798.452**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**3.797.452**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								3.797.452
			F	1-PES	1	90	0	1000	3.797.452
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15103 TRIBUNAL REGIONAL DO TRABALHO DA 2A. REGIÃO - SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**3.885.791.223**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15104 TRIBUNAL REGIONAL DO TRABALHO DA 3A. REGIÃO - MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.527.408.948	2.533.948.687	2.533.948.687	2.782.357.563	2.782.357.563
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	2.505.178.703	2.484.415.874	2.484.415.874	2.752.690.598	2.752.690.598
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	22.230.245	20.317.207	20.317.207	29.666.965	29.666.965
0999	RESERVA DE CONTINGÊNCIA	0	29.215.606	29.215.606	0	0
Funcao						
02	JUDICIÁRIA	1.750.656.377	1.730.877.644	1.730.877.644	1.948.051.132	1.948.051.132
09	PREVIDÊNCIA SOCIAL	754.522.326	753.538.230	753.538.230	804.639.466	804.639.466
28	ENCARGOS ESPECIAIS	22.230.245	20.317.207	20.317.207	29.666.965	29.666.965
99	RESERVA DE CONTINGÊNCIA	0	29.215.606	29.215.606	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	24.500.000	10.000.000	10.000.000	11.312.079	11.312.079
122	ADMINISTRAÇÃO GERAL	1.375.067.304	1.371.581.746	1.371.581.746	1.518.055.385	1.518.055.385
131	COMUNICAÇÃO SOCIAL	1.596.503	1.574.333	1.574.333	2.524.324	2.524.324
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	754.522.326	753.538.230	753.538.230	804.639.466	804.639.466
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	169.572.610	163.082.875	163.082.875	182.438.376	182.438.376
846	OUTROS ENCARGOS ESPECIAIS	202.150.205	204.955.897	204.955.897	263.387.933	263.387.933
999	RESERVA DE CONTINGÊNCIA	0	29.215.606	29.215.606	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.210.647.976	2.190.521.493	2.190.521.493	2.432.166.316	2.432.166.316
3	OUTRAS DESPESAS CORRENTES	297.733.253	311.010.846	311.010.846	348.993.755	348.993.755
4	INVESTIMENTOS	19.027.719	3.200.742	3.200.742	1.197.492	1.197.492
9	RESERVA DE CONTINGENCIA	0	29.215.606	29.215.606	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.627.526.850**		**309.565.894**					**1.937.092.744**
1001	**378.341.318**							**378.341.318**
1027			**16.624.158**					**16.624.158**
1050			**392.583**					**392.583**
1056	**426.298.148**							**426.298.148**
1138			**22.411.120**	**1.197.492**				**23.608.612**
Total	**2.432.166.316**	**0**	**348.993.755**	**1.197.492**	**0**	**0**	**0**	**2.782.357.563**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15104 TRIBUNAL REGIONAL DO TRABALHO DA 3A. REGIÃO - MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**2.752.690.598**
	Atividade								**1.714.330.164**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**87.868.872**
0033 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								87.868.872
			F	3-ODC	1	90	0	1000	87.051.199
			F	3-ODC	1	91	0	1000	817.673
0033 **20TP**	**Ativos Civis da União**	02 122							**1.364.138.917**
0033 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								1.364.138.917
			F	1-PES	1	90	0	1000	1.362.150.783
			F	1-PES	1	91	0	1000	1.988.134
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**94.569.504**
0033 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								94.569.504
			F	3-ODC	1	90	0	1000	94.569.504
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**50.000**
0033 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								50.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	50.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**2.524.324**
0033 219I **0031**	Publicidade Institucional e de Utilidade Pública - **No Estado de Minas Gerais**								2.524.324
	Conteúdo divulgado (unidade): 5.100		F	3-ODC	2	90	0	1000	2.524.324
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**11.312.079**
0033 4224 **0031**	Assistência Jurídica a Pessoas Carentes - **No Estado de Minas Gerais**								11.312.079
	Pessoa assistida (unidade): 13.523		F	3-ODC	1	90	0	1000	2.680.893
			F	3-ODC	1	90	0	1027	8.312.079
			F	3-ODC	1	91	0	1000	319.107
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**153.866.468**
0033 4256 **0031**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Minas Gerais**								153.866.468
	Processo julgado (unidade): 364.732		F	3-ODC	2	90	0	1000	121.434.562
			F	3-ODC	2	90	0	1027	8.312.079
			F	3-ODC	2	90	0	1050	392.583
			F	3-ODC	2	90	0	1138	22.411.120
			F	3-ODC	2	91	0	1000	118.632
			F	4-INV	2	90	0	1138	1.197.492
	Operação Especial								**1.038.360.434**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**804.639.466**
0033 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								804.639.466
			S	1-PES	1	90	0	1001	378.341.318
			S	1-PES	1	90	0	1056	426.298.148
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**233.720.968**
0033 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								233.720.968
			F	1-PES	0	91	0	1000	233.720.968
0909	**Operações Especiais: Outros Encargos Especiais**								**29.666.965**
	Operação Especial								**29.666.965**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**29.616.965**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								29.616.965
			F	1-PES	1	90	0	1000	29.616.965
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**50.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15104 TRIBUNAL REGIONAL DO TRABALHO DA 3A. REGIÃO - MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								50.000
			S	1-PES	1	90	0	1000	50.000
Total									**2.782.357.563**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15105 TRIBUNAL REGIONAL DO TRABALHO DA 4A. REGIÃO - RIO GRANDE DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.209.224.342	2.202.185.223	2.202.185.223	2.353.771.376	2.353.771.376
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	2.203.323.079	2.163.910.613	2.163.910.613	2.341.270.376	2.341.270.376
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.901.263	11.000.000	11.000.000	12.501.000	12.501.000
0999	RESERVA DE CONTINGÊNCIA	0	27.274.610	27.274.610	0	0
Funcao						
02	JUDICIÁRIA	1.569.338.539	1.534.044.182	1.534.044.182	1.676.166.317	1.676.166.317
09	PREVIDÊNCIA SOCIAL	633.984.540	629.866.431	629.866.431	665.104.059	665.104.059
28	ENCARGOS ESPECIAIS	5.901.263	11.000.000	11.000.000	12.501.000	12.501.000
99	RESERVA DE CONTINGÊNCIA	0	27.274.610	27.274.610	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	21.498.772	16.000.000	16.000.000	23.183.484	23.183.484
122	ADMINISTRAÇÃO GERAL	1.230.310.190	1.201.202.540	1.201.202.540	1.292.264.771	1.292.264.771
131	COMUNICAÇÃO SOCIAL	13.850	226.400	226.400	218.400	218.400
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	633.984.540	629.866.431	629.866.431	665.104.059	665.104.059
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	139.626.784	133.579.915	133.579.915	165.481.488	165.481.488
846	OUTROS ENCARGOS ESPECIAIS	183.790.206	194.035.327	194.035.327	207.519.174	207.519.174
999	RESERVA DE CONTINGÊNCIA	0	27.274.610	27.274.610	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.898.028.671	1.901.101.906	1.901.101.906	2.029.414.128	2.029.414.128
3	OUTRAS DESPESAS CORRENTES	259.025.672	262.967.507	262.967.507	310.567.080	310.567.080
4	INVESTIMENTOS	52.169.999	10.841.200	10.841.200	13.790.168	13.790.168
9	RESERVA DE CONTINGENCIA	0	27.274.610	27.274.610	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.364.310.069**		**264.131.798**	**4.890.168**				**1.633.332.035**
1001	**309.398.335**							**309.398.335**
1027			**19.366.968**					**19.366.968**
1050			**5.219.257**					**5.219.257**
1056	**355.705.724**							**355.705.724**
1138			**21.849.057**	**8.900.000**				**30.749.057**
Total	**2.029.414.128**	**0**	**310.567.080**	**13.790.168**	**0**	**0**	**0**	**2.353.771.376**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15105 TRIBUNAL REGIONAL DO TRABALHO DA 4A. REGIÃO - RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**2.341.270.376**
	Atividade								**1.472.248.143**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**80.832.024**
0033 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								80.832.024
			F	3-ODC	1	90	0	1000	80.832.024
0033 **20TP**	**Ativos Civis da União**	02 122							**1.156.790.895**
0033 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								1.156.790.895
			F	1-PES	1	90	0	1000	1.156.790.895
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**84.649.464**
0033 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								84.649.464
			F	3-ODC	1	90	0	1000	84.649.464
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**135.066**
0033 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul** Agente público beneficiado (unidade): 3								135.066
			F	3-ODC	2	90	0	1000	135.066
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**218.400**
0033 219I **0043**	Publicidade Institucional e de Utilidade Pública - **No Estado do Rio Grande do Sul** Conteúdo divulgado (unidade): 900								218.400
			F	3-ODC	2	90	0	1000	218.400
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**23.183.484**
0033 4224 **0043**	Assistência Jurídica a Pessoas Carentes - **No Estado do Rio Grande do Sul** Pessoa assistida (unidade): 21.200								23.183.484
			F	3-ODC	1	90	0	1000	16.000.000
			F	3-ODC	1	90	0	1027	7.183.484
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**126.438.810**
0033 4256 **0043**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Rio Grande do Sul** Processo julgado (unidade): 249.114								126.438.810
			F	3-ODC	2	90	0	1000	82.264.844
			F	3-ODC	2	90	0	1027	12.183.484
			F	3-ODC	2	90	0	1050	5.219.257
			F	3-ODC	2	90	0	1138	21.849.057
			F	3-ODC	2	91	0	1000	32.000
			F	4-INV	2	90	0	1000	4.890.168
	Projeto								**8.900.000**
0033 **134A**	**Construção do Edifício-Anexo ao Fórum Trabalhista de São Leopoldo - RS**	02 122							**6.000.000**
0033 134A **5100**	Construção do Edifício-Anexo ao Fórum Trabalhista de São Leopoldo - RS - **No Município de São Leopoldo - RS** Edifício construído (% de execução física): 32								6.000.000
			F	4-INV	2	90	0	1138	6.000.000
0033 **134B**	**Construção do Edifício-Anexo ao Fórum Trabalhista de Rio Grande - RS**	02 122							**2.900.000**
0033 134B **5045**	Construção do Edifício-Anexo ao Fórum Trabalhista de Rio Grande - RS - **No Município de Rio Grande - RS** Edifício construído (% de execução física): 11								2.900.000
			F	4-INV	2	90	0	1138	2.900.000
	Operação Especial								**860.122.233**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**665.104.059**
0033 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								665.104.059
			S	1-PES	1	90	0	1001	309.398.335
			S	1-PES	1	90	0	1056	355.705.724
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**195.018.174**
0033 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								195.018.174
			F	1-PES	0	91	0	1000	195.018.174
0909	**Operações Especiais: Outros Encargos Especiais**								**12.501.000**
	Operação Especial								**12.501.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15105 TRIBUNAL REGIONAL DO TRABALHO DA 4A. REGIÃO - RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**12.500.000**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								12.500.000
			F	1-PES	1	90	0	1000	12.500.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**2.353.771.376**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15106 TRIBUNAL REGIONAL DO TRABALHO DA 5A. REGIÃO - BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.523.546.226	1.473.581.592	1.473.581.592	1.575.751.945	1.575.751.945
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.496.117.255	1.414.879.397	1.414.879.397	1.536.231.945	1.536.231.945
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	27.428.971	37.000.000	37.000.000	39.520.000	39.520.000
0999	RESERVA DE CONTINGÊNCIA	0	21.702.195	21.702.195	0	0
Funcao						
02	JUDICIÁRIA	1.119.538.514	1.055.553.890	1.055.553.890	1.152.214.458	1.152.214.458
09	PREVIDÊNCIA SOCIAL	376.578.741	359.325.507	359.325.507	384.017.487	384.017.487
28	ENCARGOS ESPECIAIS	27.428.971	37.000.000	37.000.000	39.520.000	39.520.000
99	RESERVA DE CONTINGÊNCIA	0	21.702.195	21.702.195	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	6.421.543	4.701.579	4.701.579	7.921.545	7.921.545
122	ADMINISTRAÇÃO GERAL	866.140.018	829.226.213	829.226.213	893.900.556	893.900.556
131	COMUNICAÇÃO SOCIAL	437.005	1.103.333	1.103.333	840.834	840.834
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	376.578.741	359.325.507	359.325.507	384.017.487	384.017.487
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	110.758.268	105.487.025	105.487.025	119.153.988	119.153.988
846	OUTROS ENCARGOS ESPECIAIS	163.210.651	152.035.740	152.035.740	169.917.535	169.917.535
999	RESERVA DE CONTINGÊNCIA	0	21.702.195	21.702.195	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.297.790.267	1.251.432.620	1.251.432.620	1.356.953.532	1.356.953.532
3	OUTRAS DESPESAS CORRENTES	188.372.718	187.328.767	187.328.767	217.813.424	217.813.424
4	INVESTIMENTOS	37.383.241	13.118.010	13.118.010	984.989	984.989
9	RESERVA DE CONTINGENCIA	0	21.702.195	21.702.195	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**972.936.045**		**186.133.171**	**984.989**				**1.160.054.205**
1001	**146.177.347**							**146.177.347**
1027			**9.874.673**					**9.874.673**
1050			**671.205**					**671.205**
1056	**237.840.140**							**237.840.140**
1138			**21.134.375**					**21.134.375**
Total	**1.356.953.532**	**0**	**217.813.424**	**984.989**	**0**	**0**	**0**	**1.575.751.945**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15106 TRIBUNAL REGIONAL DO TRABALHO DA 5A. REGIÃO - BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**1.536.231.945**
	Atividade								**1.021.816.923**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**59.826.312**
0033 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								59.826.312
			F	3-ODC	1	90	0	1000	59.826.312
0033 **20TP**	**Ativos Civis da União**	02 122							**803.018.510**
0033 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								803.018.510
			F	1-PES	1	90	0	1000	802.386.599
			F	1-PES	1	91	0	1000	631.911
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**59.327.676**
0033 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								59.327.676
			F	3-ODC	1	90	0	1000	59.327.676
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**40.000**
0033 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia**								40.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	40.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**840.834**
0033 219I **0029**	Publicidade Institucional e de Utilidade Pública - **No Estado da Bahia**								840.834
	Conteúdo divulgado (unidade): 38		F	3-ODC	2	90	0	1000	840.833
			F	4-INV	2	90	0	1000	1
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**7.921.545**
0033 4224 **0029**	Assistência Jurídica a Pessoas Carentes - **No Estado da Bahia**								7.921.545
	Pessoa assistida (unidade): 6.000		F	3-ODC	1	90	0	1000	4.208.490
			F	3-ODC	1	90	0	1027	3.219.966
			F	3-ODC	1	91	0	1000	493.089
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**90.842.046**
0033 4256 **0029**	Apreciação de Causas na Justiça do Trabalho - **No Estado da Bahia**								90.842.046
	Processo julgado (unidade): 240.921		F	3-ODC	2	90	0	1000	61.380.376
			F	3-ODC	2	90	0	1027	6.654.707
			F	3-ODC	2	90	0	1050	671.205
			F	3-ODC	2	90	0	1138	21.134.375
			F	3-ODC	2	91	0	1000	16.395
			F	4-INV	2	90	0	1000	984.988
	Operação Especial								**514.415.022**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**384.017.487**
0033 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								384.017.487
			S	1-PES	1	90	0	1001	146.177.347
			S	1-PES	1	90	0	1056	237.840.140
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**130.397.535**
0033 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								130.397.535
			F	1-PES	0	91	0	1000	130.397.535
0909	**Operações Especiais: Outros Encargos Especiais**								**39.520.000**
	Operação Especial								**39.520.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**39.220.000**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								39.220.000
			F	1-PES	1	90	0	1000	39.220.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**300.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15106 TRIBUNAL REGIONAL DO TRABALHO DA 5A. REGIÃO - BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								300.000
			S	1-PES	1	90	0	1000	300.000
Total									**1.575.751.945**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15107 TRIBUNAL REGIONAL DO TRABALHO DA 6A. REGIÃO - PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.117.396.174	1.134.296.161	1.134.296.161	1.180.277.439	1.180.277.439
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.115.569.492	1.122.840.594	1.122.840.594	1.176.446.333	1.176.446.333
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.826.682	2.730.200	2.730.200	3.831.106	3.831.106
0999	RESERVA DE CONTINGÊNCIA	0	8.725.367	8.725.367	0	0
Funcao						
02	JUDICIÁRIA	849.849.646	871.042.758	871.042.758	892.654.810	892.654.810
09	PREVIDÊNCIA SOCIAL	265.719.847	251.797.836	251.797.836	283.791.523	283.791.523
28	ENCARGOS ESPECIAIS	1.826.682	2.730.200	2.730.200	3.831.106	3.831.106
99	RESERVA DE CONTINGÊNCIA	0	8.725.367	8.725.367	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	4.000.000	4.000.000	4.000.000	5.000.000	5.000.000
122	ADMINISTRAÇÃO GERAL	662.023.413	680.906.281	680.906.281	699.084.866	699.084.866
131	COMUNICAÇÃO SOCIAL	429.383	875.480	875.480	984.128	984.128
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	265.719.847	251.797.836	251.797.836	283.791.523	283.791.523
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	83.774.127	80.816.815	80.816.815	90.461.300	90.461.300
846	OUTROS ENCARGOS ESPECIAIS	101.449.405	107.174.382	107.174.382	100.955.622	100.955.622
999	RESERVA DE CONTINGÊNCIA	0	8.725.367	8.725.367	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	972.206.630	973.477.636	973.477.636	1.010.705.108	1.010.705.108
3	OUTRAS DESPESAS CORRENTES	135.478.893	147.058.482	147.058.482	166.304.592	166.304.592
4	INVESTIMENTOS	9.710.652	5.034.676	5.034.676	3.267.739	3.267.739
9	RESERVA DE CONTINGENCIA	0	8.725.367	8.725.367	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**726.913.585**		**155.097.250**	**3.267.739**				**885.278.574**
1001	**106.640.103**							**106.640.103**
1027			**7.840.398**					**7.840.398**
1050			**252.174**					**252.174**
1056	**177.151.420**							**177.151.420**
1138			**3.114.770**					**3.114.770**
Total	**1.010.705.108**	**0**	**166.304.592**	**3.267.739**	**0**	**0**	**0**	**1.180.277.439**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15107 TRIBUNAL REGIONAL DO TRABALHO DA 6A. REGIÃO - PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**1.176.446.333**
	Atividade								**795.530.294**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**42.515.928**
0033 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								42.515.928
			F	3-ODC	1	90	0	1000	42.515.928
0033 **20TP**	**Ativos Civis da União**	02 122							**625.957.963**
0033 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								625.957.963
			F	1-PES	1	90	0	1000	625.688.992
			F	1-PES	1	91	0	1000	268.971
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**47.945.372**
0033 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								47.945.372
			F	3-ODC	1	90	0	1000	47.945.372
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**29.909**
0033 216H **0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Pernambuco**								29.909
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	29.909
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**984.128**
0033 219I **0026**	Publicidade Institucional e de Utilidade Pública - **No Estado de Pernambuco**								984.128
	Conteúdo divulgado (unidade): 597		F	3-ODC	2	90	0	1000	984.128
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**5.000.000**
0033 4224 **0026**	Assistência Jurídica a Pessoas Carentes - **No Estado de Pernambuco**								5.000.000
	Pessoa assistida (unidade): 4.500		F	3-ODC	1	90	0	1000	4.500.000
			F	3-ODC	1	90	0	1027	500.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**73.096.994**
0033 4256 **0026**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Pernambuco**								73.096.994
	Processo julgado (unidade): 115.000		F	3-ODC	2	90	0	1000	58.215.413
			F	3-ODC	2	90	0	1027	7.340.398
			F	3-ODC	2	90	0	1050	252.174
			F	3-ODC	2	90	0	1138	3.114.770
			F	3-ODC	2	91	0	1000	906.500
			F	4-INV	2	90	0	1000	3.267.739
	Operação Especial								**380.916.039**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**283.791.523**
0033 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								283.791.523
			S	1-PES	1	90	0	1001	106.640.103
			S	1-PES	1	90	0	1056	177.151.420
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**97.124.516**
0033 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								97.124.516
			F	1-PES	0	91	0	1000	97.124.516
0909	**Operações Especiais: Outros Encargos Especiais**								**3.831.106**
	Operação Especial								**3.831.106**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**3.731.106**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								3.731.106
			F	1-PES	1	90	0	1000	3.731.106
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**100.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15107 TRIBUNAL REGIONAL DO TRABALHO DA 6A. REGIÃO - PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								100.000
			S	1-PES	1	90	0	1000	100.000
Total									**1.180.277.439**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15108 TRIBUNAL REGIONAL DO TRABALHO DA 7A. REGIÃO - CEARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		591.405.405	588.028.120	588.028.120	627.683.730	627.683.730
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	589.661.265	579.893.315	579.893.315	622.555.580	622.555.580
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.744.140	2.085.422	2.085.422	5.128.150	5.128.150
0999	RESERVA DE CONTINGÊNCIA	0	6.049.383	6.049.383	0	0
Funcao						
02	JUDICIÁRIA	453.531.430	448.839.283	448.839.283	479.760.746	479.760.746
09	PREVIDÊNCIA SOCIAL	136.129.835	131.054.032	131.054.032	142.794.834	142.794.834
28	ENCARGOS ESPECIAIS	1.744.140	2.085.422	2.085.422	5.128.150	5.128.150
99	RESERVA DE CONTINGÊNCIA	0	6.049.383	6.049.383	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	2.169.442	1.400.000	1.400.000	1.500.000	1.500.000
122	ADMINISTRAÇÃO GERAL	359.766.081	355.969.511	355.969.511	380.386.691	380.386.691
131	COMUNICAÇÃO SOCIAL	66.401	150.000	150.000	267.997	267.997
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	136.129.835	131.054.032	131.054.032	142.794.834	142.794.834
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	43.071.670	41.245.605	41.245.605	46.238.053	46.238.053
846	OUTROS ENCARGOS ESPECIAIS	50.201.976	52.159.589	52.159.589	56.496.155	56.496.155
999	RESERVA DE CONTINGÊNCIA	0	6.049.383	6.049.383	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	501.303.510	498.484.724	498.484.724	534.549.944	534.549.944
3	OUTRAS DESPESAS CORRENTES	79.407.739	80.678.144	80.678.144	87.924.938	87.924.938
4	INVESTIMENTOS	10.694.157	2.815.869	2.815.869	5.208.848	5.208.848
9	RESERVA DE CONTINGENCIA	0	6.049.383	6.049.383	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**391.755.110**		**72.962.987**	**5.208.848**				**469.926.945**
1001	**49.101.548**							**49.101.548**
1027			**4.647.325**					**4.647.325**
1050			**368.136**					**368.136**
1056	**93.693.286**							**93.693.286**
1138			**9.946.490**					**9.946.490**
Total	**534.549.944**	**0**	**87.924.938**	**5.208.848**	**0**	**0**	**0**	**627.683.730**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15108 TRIBUNAL REGIONAL DO TRABALHO DA 7A. REGIÃO - CEARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**622.555.580**
	Atividade								**428.392.741**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**20.619.144**
0033 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								20.619.144
			F	3-ODC	1	90	0	1000	20.619.144
0033 **20TP**	**Ativos Civis da União**	02 122							**335.258.955**
0033 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								335.258.955
			F	1-PES	1	90	0	1000	334.456.224
			F	1-PES	1	91	0	1000	802.731
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**25.618.909**
0033 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								25.618.909
			F	3-ODC	1	90	0	1000	25.618.909
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**93.349**
0033 216H **0023**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Ceará**								93.349
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	0	1000	93.349
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**267.997**
0033 219I **0023**	Publicidade Institucional e de Utilidade Pública - **No Estado do Ceará**								267.997
	Conteúdo divulgado (unidade): 1.220		F	3-ODC	2	90	0	1000	267.997
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**1.500.000**
0033 4224 **0023**	Assistência Jurídica a Pessoas Carentes - **No Estado do Ceará**								1.500.000
	Pessoa assistida (unidade): 1.507		F	3-ODC	1	90	0	1000	1.250.000
			F	3-ODC	1	91	0	1000	250.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**45.034.387**
0033 4256 **0023**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Ceará**								45.034.387
	Processo julgado (unidade): 77.702		F	3-ODC	2	90	0	1000	24.862.388
			F	3-ODC	2	90	0	1027	4.647.325
			F	3-ODC	2	90	0	1050	368.136
			F	3-ODC	2	90	0	1138	9.946.490
			F	3-ODC	2	91	0	1000	1.200
			F	4-INV	2	90	0	1000	5.208.848
	Operação Especial								**194.162.839**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**142.794.834**
0033 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								142.794.834
			S	1-PES	1	90	0	1001	49.101.548
			S	1-PES	1	90	0	1056	93.693.286
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**51.368.005**
0033 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								51.368.005
			F	1-PES	0	91	0	1000	51.368.005
0909	**Operações Especiais: Outros Encargos Especiais**								**5.128.150**
	Operação Especial								**5.128.150**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.127.150**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								5.127.150
			F	1-PES	1	90	0	1000	5.127.150
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**627.683.730**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15109 TRIBUNAL REGIONAL DO TRABALHO DA 8A. REGIÃO - PARÁ/AMAPÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		827.862.094	818.704.895	818.704.895	917.052.555	917.052.555
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	818.854.308	806.365.200	806.365.200	903.962.555	903.962.555
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	9.007.786	8.850.104	8.850.104	13.090.000	13.090.000
0999	RESERVA DE CONTINGÊNCIA	0	3.489.591	3.489.591	0	0
Funcao						
02	JUDICIÁRIA	608.426.183	598.932.838	598.932.838	685.302.919	685.302.919
09	PREVIDÊNCIA SOCIAL	210.428.125	207.432.362	207.432.362	218.659.636	218.659.636
28	ENCARGOS ESPECIAIS	9.007.786	8.850.104	8.850.104	13.090.000	13.090.000
99	RESERVA DE CONTINGÊNCIA	0	3.489.591	3.489.591	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	769.426	700.000	700.000	850.000	850.000
122	ADMINISTRAÇÃO GERAL	488.491.448	480.032.922	480.032.922	536.867.955	536.867.955
131	COMUNICAÇÃO SOCIAL	647.854	577.500	577.500	624.750	624.750
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	210.428.125	207.432.362	207.432.362	218.659.636	218.659.636
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	68.960.598	65.938.756	65.938.756	73.225.518	73.225.518
846	OUTROS ENCARGOS ESPECIAIS	58.564.643	60.533.764	60.533.764	86.824.696	86.824.696
999	RESERVA DE CONTINGÊNCIA	0	3.489.591	3.489.591	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	697.095.321	691.638.315	691.638.315	767.304.043	767.304.043
3	OUTRAS DESPESAS CORRENTES	121.652.036	122.576.989	122.576.989	140.193.957	140.193.957
4	INVESTIMENTOS	9.114.737	1.000.000	1.000.000	9.554.555	9.554.555
9	RESERVA DE CONTINGENCIA	0	3.489.591	3.489.591	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**548.644.407**		**122.092.085**	**510.000**				**671.246.492**
1001	**84.170.357**							**84.170.357**
1027			**9.840.206**					**9.840.206**
1050			**3.736.525**					**3.736.525**
1056	**134.489.279**							**134.489.279**
1138			**4.525.141**	**9.044.555**				**13.569.696**
Total	**767.304.043**	**0**	**140.193.957**	**9.554.555**	**0**	**0**	**0**	**917.052.555**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15109 TRIBUNAL REGIONAL DO TRABALHO DA 8A. REGIÃO - PARÁ/AMAPÁ

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033			**Programa de Gestão e Manutenção do Poder Judiciário**								**903.962.555**
			Atividade								**602.523.668**
0033	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**38.466.792**
0033	2004	**6017**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 8ª Região da Justiça do Trabalho - AP, PA**								38.466.792
					F	3-ODC	1	90	0	1000	38.466.792
0033	**20TP**		**Ativos Civis da União**	02 122							**461.819.711**
0033	20TP	**6017**	Ativos Civis da União - **Na 8ª Região da Justiça do Trabalho - AP, PA**								461.819.711
					F	1-PES	1	90	0	1000	461.819.711
0033	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**34.758.726**
0033	212B	**6017**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 8ª Região da Justiça do Trabalho - AP, PA**								34.758.726
					F	3-ODC	1	90	0	1000	34.758.726
0033	**219I**		**Publicidade Institucional e de Utilidade Pública**	02 131							**624.750**
0033	219I	**6017**	Publicidade Institucional e de Utilidade Pública - **Na 8ª Região da Justiça do Trabalho - AP, PA**								624.750
			Conteúdo divulgado (unidade): 50		F	3-ODC	2	90	0	1000	604.750
					F	4-INV	2	90	0	1000	20.000
0033	**4224**		**Assistência Jurídica a Pessoas Carentes**	02 061							**850.000**
0033	4224	**6017**	Assistência Jurídica a Pessoas Carentes - **Na 8ª Região da Justiça do Trabalho - AP, PA**								850.000
			Pessoa assistida (unidade): 150		F	3-ODC	1	90	0	1000	700.000
					F	3-ODC	1	90	0	1027	150.000
0033	**4256**		**Apreciação de Causas na Justiça do Trabalho**	02 122							**66.003.689**
0033	4256	**6017**	Apreciação de Causas na Justiça do Trabalho - **Na 8ª Região da Justiça do Trabalho - AP, PA**								66.003.689
			Processo julgado (unidade): 120.000		F	3-ODC	2	90	0	1000	47.561.817
					F	3-ODC	2	90	0	1027	9.690.206
					F	3-ODC	2	90	0	1050	3.736.525
					F	3-ODC	2	90	0	1138	4.525.141
					F	4-INV	2	90	0	1000	490.000
			Projeto								**9.044.555**
0033	**169L**		**Implantação de Subestação Elétrica no Edifício-Sede do TRT da 8ª Região - PA**	02 122							**7.380.529**
0033	169L	**0269**	Implantação de Subestação Elétrica no Edifício-Sede do TRT da 8ª Região - PA - **No Município de Belém - PA**								7.380.529
			Subestação implantada (unidade): 1		F	4-INV	2	90	0	1138	7.380.529
0033	**169M**		**Ampliação do Edifício-Sede do Fórum Trabalhista de Marabá - PA**	02 122							**406.790**
0033	169M	**0316**	Ampliação do Edifício-Sede do Fórum Trabalhista de Marabá - PA - **No Município de Marabá - PA**								406.790
			Edifício ampliado (% de execução física): 6		F	4-INV	2	90	0	1138	406.790
0033	**169N**		**Ampliação do Edifício-Sede do Tribunal Regional do Trabalho da 8ª Região - PA**	02 122							**1.257.236**
0033	169N	**0269**	Ampliação do Edifício-Sede do Tribunal Regional do Trabalho da 8ª Região - PA - **No Município de Belém - PA**								1.257.236
			Edifício ampliado (% de execução física): 2		F	4-INV	2	90	0	1138	1.257.236
			Operação Especial								**292.394.332**
0033	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**218.659.636**
0033	0181	**6017**	Aposentadorias e Pensões Civis da União - **Na 8ª Região da Justiça do Trabalho - AP, PA**								218.659.636
					S	1-PES	1	90	0	1001	84.170.357
					S	1-PES	1	90	0	1056	134.489.279
0033	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**73.734.696**
0033	09HB	**6017**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 8ª Região da Justiça do Trabalho - AP, PA**								73.734.696
					F	1-PES	0	91	0	1000	73.734.696
0909			**Operações Especiais: Outros Encargos Especiais**								**13.090.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15109 TRIBUNAL REGIONAL DO TRABALHO DA 8A. REGIÃO - PARÁ/AMAPÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Operação Especial								**13.090.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**13.000.000**
0909 00S6 **6017**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 8ª Região da Justiça do Trabalho - AP, PA**								13.000.000
			F	1-PES	1	90	0	1000	13.000.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**90.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								90.000
			S	1-PES	1	90	0	1000	90.000
Total									**917.052.555**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15110 TRIBUNAL REGIONAL DO TRABALHO DA 9A. REGIÃO - PARANÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.429.371.846	1.413.157.192	1.413.157.192	1.505.921.187	1.505.921.187
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.421.643.850	1.376.522.115	1.376.522.115	1.478.394.426	1.478.394.426
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	7.727.996	15.258.572	15.258.572	27.526.761	27.526.761
0999	RESERVA DE CONTINGÊNCIA	0	21.376.505	21.376.505	0	0
Funcao						
02	JUDICIÁRIA	1.125.704.835	1.086.122.115	1.086.122.115	1.161.517.991	1.161.517.991
09	PREVIDÊNCIA SOCIAL	295.939.015	290.400.000	290.400.000	316.876.435	316.876.435
28	ENCARGOS ESPECIAIS	7.727.996	15.258.572	15.258.572	27.526.761	27.526.761
99	RESERVA DE CONTINGÊNCIA	0	21.376.505	21.376.505	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	8.220.839	4.970.841	4.970.841	6.970.842	6.970.842
122	ADMINISTRAÇÃO GERAL	904.807.322	868.848.577	868.848.577	921.910.657	921.910.657
131	COMUNICAÇÃO SOCIAL	34.359	38.000	38.000	15.000	15.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	295.939.015	290.400.000	290.400.000	316.876.435	316.876.435
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	99.060.778	94.594.660	94.594.660	107.081.044	107.081.044
846	OUTROS ENCARGOS ESPECIAIS	121.309.533	132.928.609	132.928.609	153.067.209	153.067.209
999	RESERVA DE CONTINGÊNCIA	0	21.376.505	21.376.505	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.234.547.222	1.217.518.609	1.217.518.609	1.306.409.309	1.306.409.309
3	OUTRAS DESPESAS CORRENTES	173.177.629	168.605.801	168.605.801	197.517.175	197.517.175
4	INVESTIMENTOS	21.646.995	5.656.277	5.656.277	1.994.703	1.994.703
9	RESERVA DE CONTINGENCIA	0	21.376.505	21.376.505	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**989.532.874**		**170.668.839**	**1.994.703**				**1.162.196.416**
1001	**87.895.438**							**87.895.438**
1027			**12.763.416**					**12.763.416**
1050			**4.500.579**					**4.500.579**
1056	**228.980.997**							**228.980.997**
1138			**9.584.341**					**9.584.341**
Total	**1.306.409.309**	**0**	**197.517.175**	**1.994.703**	**0**	**0**	**0**	**1.505.921.187**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15110 TRIBUNAL REGIONAL DO TRABALHO DA 9A. REGIÃO - PARANÁ

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033			**Programa de Gestão e Manutenção do Poder Judiciário**								**1.478.394.426**
			Atividade								**1.035.977.543**
0033	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**46.407.816**
0033	2004	**0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								46.407.816
					F	3-ODC	1	90	0	1000	46.407.816
0033	**20TP**		**Ativos Civis da União**	02 122							**836.465.665**
0033	20TP	**0041**	Ativos Civis da União - **No Estado do Paraná**								836.465.665
					F	1-PES	1	90	0	1000	836.465.665
0033	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**60.673.228**
0033	212B	**0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								60.673.228
					F	3-ODC	1	90	0	1000	60.673.228
0033	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**1.000**
0033	216H	**0041**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Paraná**								1.000
			Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	1.000
0033	**219I**		**Publicidade Institucional e de Utilidade Pública**	02 131							**15.000**
0033	219I	**0041**	Publicidade Institucional e de Utilidade Pública - **No Estado do Paraná**								15.000
			Conteúdo divulgado (unidade): 12		F	3-ODC	2	90	0	1000	15.000
0033	**4224**		**Assistência Jurídica a Pessoas Carentes**	02 061							**6.970.842**
0033	4224	**0041**	Assistência Jurídica a Pessoas Carentes - **No Estado do Paraná**								6.970.842
			Pessoa assistida (unidade): 6.100		F	3-ODC	1	90	0	1000	4.148.241
					F	3-ODC	1	90	0	1027	1.999.999
					F	3-ODC	1	91	0	1000	822.602
0033	**4256**		**Apreciação de Causas na Justiça do Trabalho**	02 122							**85.443.992**
0033	4256	**0041**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Paraná**								85.443.992
			Processo julgado (unidade): 190.000		F	3-ODC	2	90	0	1000	58.574.223
					F	3-ODC	2	90	0	1027	10.763.417
					F	3-ODC	2	90	0	1050	4.500.579
					F	3-ODC	2	90	0	1138	9.584.341
					F	3-ODC	2	91	0	1000	26.729
					F	4-INV	2	90	0	1000	1.994.703
			Operação Especial								**442.416.883**
0033	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**316.876.435**
0033	0181	**0041**	Aposentadorias e Pensões Civis da União - **No Estado do Paraná**								316.876.435
					S	1-PES	1	90	0	1001	87.895.438
					S	1-PES	1	90	0	1056	228.980.997
0033	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**125.540.448**
0033	09HB	**0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								125.540.448
					F	1-PES	0	91	0	1000	125.540.448
0909			**Operações Especiais: Outros Encargos Especiais**								**27.526.761**
			Operação Especial								**27.526.761**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**27.525.761**
0909	00S6	**0041**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Paraná**								27.525.761
					F	1-PES	1	90	0	1000	27.525.761
0909	**00X3**		**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909	00X3	**0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
					S	1-PES	1	90	0	1000	1.000
Total											**1.505.921.187**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15111 TRIBUNAL REGIONAL DO TRABALHO DA 10A. REGIÃO - DISTRITO FEDERAL/TOCANTINS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		835.154.418	828.490.476	828.490.476	899.693.110	899.693.110
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	826.277.805	806.426.139	806.426.139	882.546.724	882.546.724
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	8.876.613	9.597.454	9.597.454	17.146.386	17.146.386
0999	RESERVA DE CONTINGÊNCIA	0	12.466.883	12.466.883	0	0
Funcao						
02	JUDICIÁRIA	578.422.962	558.620.688	558.620.688	621.368.197	621.368.197
09	PREVIDÊNCIA SOCIAL	247.854.843	247.805.451	247.805.451	261.178.527	261.178.527
28	ENCARGOS ESPECIAIS	8.876.613	9.597.454	9.597.454	17.146.386	17.146.386
99	RESERVA DE CONTINGÊNCIA	0	12.466.883	12.466.883	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	2.125.601	1.631.876	1.631.876	2.944.100	2.944.100
122	ADMINISTRAÇÃO GERAL	455.535.788	448.126.333	448.126.333	474.916.044	474.916.044
131	COMUNICAÇÃO SOCIAL	650.322	819.932	819.932	853.771	853.771
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	247.854.843	247.805.451	247.805.451	261.178.527	261.178.527
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	59.271.576	56.817.353	56.817.353	71.715.846	71.715.846
846	OUTROS ENCARGOS ESPECIAIS	69.716.287	60.822.648	60.822.648	88.084.822	88.084.822
999	RESERVA DE CONTINGÊNCIA	0	12.466.883	12.466.883	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	693.433.149	678.330.665	678.330.665	738.205.376	738.205.376
3	OUTRAS DESPESAS CORRENTES	122.140.869	136.692.896	136.692.896	156.060.947	156.060.947
4	INVESTIMENTOS	19.580.400	1.000.032	1.000.032	5.426.787	5.426.787
9	RESERVA DE CONTINGENCIA	0	12.466.883	12.466.883	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**477.026.849**		**127.692.511**	**5.290.923**				**610.010.283**
1001	**131.789.521**							**131.789.521**
1027			**8.896.313**					**8.896.313**
1050			**567.556**					**567.556**
1056	**129.389.006**							**129.389.006**
1138			**18.904.567**	**135.864**				**19.040.431**
Total	**738.205.376**	**0**	**156.060.947**	**5.426.787**	**0**	**0**	**0**	**899.693.110**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15111 TRIBUNAL REGIONAL DO TRABALHO DA 10A. REGIÃO - DISTRITO FEDERAL/TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**882.546.724**
	Atividade								**550.429.761**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**42.443.856**
0033 2004 **6018**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 10ª Região da Justiça do Trabalho - DF, TO**								42.443.856
			F	3-ODC	1	90	0	1000	42.443.856
0033 **20TP**	**Ativos Civis da União**	02 122							**388.942.027**
0033 20TP **6018**	Ativos Civis da União - **Na 10ª Região da Justiça do Trabalho - DF, TO**								388.942.027
			F	1-PES	1	90	0	1000	388.588.181
			F	1-PES	1	91	0	1000	353.846
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**29.271.990**
0033 212B **6018**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 10ª Região da Justiça do Trabalho - DF, TO**								29.271.990
			F	3-ODC	1	90	0	1000	29.271.990
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**50.880**
0033 216H **6018**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 10ª Região da Justiça do Trabalho - DF, TO** Agente público beneficiado (unidade): 3								50.880
			F	3-ODC	2	90	0	1000	50.880
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**853.771**
0033 219I **6018**	Publicidade Institucional e de Utilidade Pública - **Na 10ª Região da Justiça do Trabalho - DF, TO** Conteúdo divulgado (unidade): 3.588								853.771
			F	3-ODC	2	90	0	1000	853.771
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**2.944.100**
0033 4224 **6018**	Assistência Jurídica a Pessoas Carentes - **Na 10ª Região da Justiça do Trabalho - DF, TO** Pessoa assistida (unidade): 1.500								2.944.100
			F	3-ODC	1	90	0	1000	2.454.400
			F	3-ODC	1	91	0	1000	489.700
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**85.923.137**
0033 4256 **6018**	Apreciação de Causas na Justiça do Trabalho - **Na 10ª Região da Justiça do Trabalho - DF, TO** Processo julgado (unidade): 69.017								85.923.137
			F	3-ODC	2	90	0	1000	52.127.626
			F	3-ODC	2	90	0	1027	8.896.313
			F	3-ODC	2	90	0	1050	567.556
			F	3-ODC	2	90	0	1138	18.904.567
			F	3-ODC	2	91	0	1000	288
			F	4-INV	2	90	0	1000	5.290.923
			F	4-INV	2	90	0	1138	135.864
	Operação Especial								**332.116.963**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**261.178.527**
0033 0181 **6018**	Aposentadorias e Pensões Civis da União - **Na 10ª Região da Justiça do Trabalho - DF, TO**								261.178.527
			S	1-PES	1	90	0	1001	131.789.521
			S	1-PES	1	90	0	1056	129.389.006
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**70.938.436**
0033 09HB **6018**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 10ª Região da Justiça do Trabalho - DF, TO**								70.938.436
			F	1-PES	0	91	0	1000	70.938.436
0909	**Operações Especiais: Outros Encargos Especiais**								**17.146.386**
	Operação Especial								**17.146.386**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**17.136.386**
0909 00S6 **6018**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 10ª Região da Justiça do Trabalho - DF, TO**								17.136.386
			F	1-PES	1	90	0	1000	17.136.386
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**10.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15111 TRIBUNAL REGIONAL DO TRABALHO DA 10A. REGIÃO - DISTRITO FEDERAL/TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								10.000
			S	1-PES	1	90	0	1000	10.000
Total									**899.693.110**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15112 TRIBUNAL REGIONAL DO TRABALHO DA 11A. REGIÃO - AMAZONAS/RORAIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		629.263.064	627.935.310	627.935.310	709.069.012	709.069.012
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	629.263.064	624.815.339	624.815.339	708.425.478	708.425.478
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	637.162	637.162	643.534	643.534
0999	RESERVA DE CONTINGÊNCIA	0	2.482.809	2.482.809	0	0
Funcao						
02	JUDICIÁRIA	438.501.121	440.562.295	440.562.295	501.561.834	501.561.834
09	PREVIDÊNCIA SOCIAL	190.761.942	184.253.044	184.253.044	206.863.644	206.863.644
28	ENCARGOS ESPECIAIS	0	637.162	637.162	643.534	643.534
99	RESERVA DE CONTINGÊNCIA	0	2.482.809	2.482.809	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.295.499	960.000	960.000	998.495	998.495
122	ADMINISTRAÇÃO GERAL	349.914.268	349.756.354	349.756.354	401.233.441	401.233.441
131	COMUNICAÇÃO SOCIAL	487.609	497.537	497.537	551.801	551.801
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	190.761.942	184.253.044	184.253.044	206.863.644	206.863.644
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	39.621.338	38.985.763	38.985.763	43.829.901	43.829.901
846	OUTROS ENCARGOS ESPECIAIS	47.182.408	50.999.803	50.999.803	55.591.730	55.591.730
999	RESERVA DE CONTINGÊNCIA	0	2.482.809	2.482.809	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	530.711.911	528.355.556	528.355.556	571.806.425	571.806.425
3	OUTRAS DESPESAS CORRENTES	93.370.441	95.319.605	95.319.605	106.361.761	106.361.761
4	INVESTIMENTOS	5.180.712	1.777.340	1.777.340	30.900.826	30.900.826
9	RESERVA DE CONTINGENCIA	0	2.482.809	2.482.809	0	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**364.942.781**		**99.523.389**	**17.572.924**				**482.039.094**
1001	**106.640.226**							**106.640.226**
1027			**6.227.230**					**6.227.230**
1050			**611.142**					**611.142**
1056	**100.223.418**							**100.223.418**
1138				**13.327.902**				**13.327.902**
Total	**571.806.425**	**0**	**106.361.761**	**30.900.826**	**0**	**0**	**0**	**709.069.012**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15112 TRIBUNAL REGIONAL DO TRABALHO DA 11A. REGIÃO - AMAZONAS/RORAIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**708.425.478**
	Atividade								**416.019.364**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**18.443.880**
0033 2004 **6019**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 11ª Região da Justiça do Trabalho - AM, RR**								18.443.880
			F	3-ODC	1	90	0	1000	18.443.880
0033 **20TP**	**Ativos Civis da União**	02 122							**309.351.051**
0033 20TP **6019**	Ativos Civis da União - **Na 11ª Região da Justiça do Trabalho - AM, RR**								309.351.051
			F	1-PES	1	90	0	1000	309.351.051
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**25.386.021**
0033 212B **6019**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 11ª Região da Justiça do Trabalho - AM, RR**								25.386.021
			F	3-ODC	1	90	0	1000	25.386.021
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**258.829**
0033 216H **6019**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 11ª Região da Justiça do Trabalho - AM, RR**								258.829
	Agente público beneficiado (unidade): 8		F	3-ODC	2	90	0	1000	258.829
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**551.801**
0033 219I **6019**	Publicidade Institucional e de Utilidade Pública - **Na 11ª Região da Justiça do Trabalho - AM, RR**								551.801
	Conteúdo divulgado (unidade): 107		F	3-ODC	2	90	0	1000	551.801
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**998.495**
0033 4224 **6019**	Assistência Jurídica a Pessoas Carentes - **Na 11ª Região da Justiça do Trabalho - AM, RR**								998.495
	Pessoa assistida (unidade): 789		F	3-ODC	1	90	0	1000	815.001
			F	3-ODC	1	90	0	1027	16.999
			F	3-ODC	1	91	0	1000	166.495
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**61.029.287**
0033 4256 **6019**	Apreciação de Causas na Justiça do Trabalho - **Na 11ª Região da Justiça do Trabalho - AM, RR**								61.029.287
	Processo julgado (unidade): 55.811		F	3-ODC	2	90	0	1000	53.901.362
			F	3-ODC	2	90	0	1027	6.210.231
			F	3-ODC	2	90	0	1050	611.142
			F	4-INV	2	90	0	1000	306.552
	Projeto								**30.594.274**
0033 **10WS**	**Construção do Edifício-Sede do Fórum Trabalhista de Manaus - AM**	02 122							**30.594.274**
0033 10WS **0211**	Construção do Edifício-Sede do Fórum Trabalhista de Manaus - AM - **No Município de Manaus - AM**								30.594.274
	Edifício construído (% de execução física): 35		F	4-INV	2	90	0	1000	17.266.372
			F	4-INV	2	90	0	1138	13.327.902
	Operação Especial								**261.811.840**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**206.863.644**
0033 0181 **6019**	Aposentadorias e Pensões Civis da União - **Na 11ª Região da Justiça do Trabalho - AM, RR**								206.863.644
			S	1-PES	1	90	0	1001	106.640.226
			S	1-PES	1	90	0	1056	100.223.418
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**54.948.196**
0033 09HB **6019**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 11ª Região da Justiça do Trabalho - AM, RR**								54.948.196
			F	1-PES	0	91	0	1000	54.948.196
0909	**Operações Especiais: Outros Encargos Especiais**								**643.534**
	Operação Especial								**643.534**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**642.534**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15112 TRIBUNAL REGIONAL DO TRABALHO DA 11A. REGIÃO - AMAZONAS/RORAIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **6019**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 11ª Região da Justiça do Trabalho - AM, RR**								642.534
			F	1-PES	1	90	0	1000	642.534
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**709.069.012**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15113 TRIBUNAL REGIONAL DO TRABALHO DA 12A. REGIÃO - SANTA CATARINA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.043.032.949	1.025.773.030	1.025.773.030	1.102.975.463	1.102.975.463
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	1.041.253.105	1.017.092.571	1.017.092.571	1.099.224.413	1.099.224.413
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.779.844	3.300.000	3.300.000	3.751.050	3.751.050
0999	RESERVA DE CONTINGÊNCIA	0	5.380.459	5.380.459	0	0
Funcao						
02	JUDICIÁRIA	736.637.511	710.223.209	710.223.209	768.689.248	768.689.248
09	PREVIDÊNCIA SOCIAL	304.615.594	306.869.362	306.869.362	330.535.165	330.535.165
28	ENCARGOS ESPECIAIS	1.779.844	3.300.000	3.300.000	3.751.050	3.751.050
99	RESERVA DE CONTINGÊNCIA	0	5.380.459	5.380.459	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	10.480.000	5.500.000	5.500.000	8.368.186	8.368.186
122	ADMINISTRAÇÃO GERAL	578.142.209	556.229.317	556.229.317	590.498.134	590.498.134
131	COMUNICAÇÃO SOCIAL	324.340	353.646	353.646	395.050	395.050
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	304.615.594	306.869.362	306.869.362	330.535.165	330.535.165
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	71.592.591	68.724.665	68.724.665	76.334.521	76.334.521
846	OUTROS ENCARGOS ESPECIAIS	77.878.215	82.715.581	82.715.581	96.844.407	96.844.407
999	RESERVA DE CONTINGÊNCIA	0	5.380.459	5.380.459	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	903.098.045	898.599.835	898.599.835	968.755.730	968.755.730
3	OUTRAS DESPESAS CORRENTES	123.889.672	114.835.687	114.835.687	132.502.957	132.502.957
4	INVESTIMENTOS	16.045.232	6.957.049	6.957.049	1.716.776	1.716.776
9	RESERVA DE CONTINGENCIA	0	5.380.459	5.380.459	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**638.220.565**		**114.457.444**	**1.716.776**				**754.394.785**
1001	**160.736.426**							**160.736.426**
1027			**5.736.372**					**5.736.372**
1050			**31.810**					**31.810**
1056	**169.798.739**							**169.798.739**
1138			**12.277.331**					**12.277.331**
Total	**968.755.730**	**0**	**132.502.957**	**1.716.776**	**0**	**0**	**0**	**1.102.975.463**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15113 TRIBUNAL REGIONAL DO TRABALHO DA 12A. REGIÃO - SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**1.099.224.413**
	Atividade								**675.595.891**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**36.514.296**
0033 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								36.514.296
			F	3-ODC	1	90	0	1000	36.514.296
0033 **20TP**	**Ativos Civis da União**	02 122							**541.376.158**
0033 20TP **0042**	Ativos Civis da União - **No Estado de Santa Catarina**								541.376.158
			F	1-PES	1	90	0	1000	541.337.308
			F	1-PES	1	91	0	1000	38.850
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**39.820.225**
0033 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								39.820.225
			F	3-ODC	1	90	0	1000	39.820.225
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**1.000**
0033 216H **0042**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Santa Catarina**								1.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	0	1000	1.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**395.050**
0033 219I **0042**	Publicidade Institucional e de Utilidade Pública - **No Estado de Santa Catarina**								395.050
	Conteúdo divulgado (unidade): 800		F	3-ODC	2	90	0	1000	380.050
			F	4-INV	2	90	0	1000	15.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**8.368.186**
0033 4224 **0042**	Assistência Jurídica a Pessoas Carentes - **No Estado de Santa Catarina**								8.368.186
	Pessoa assistida (unidade): 7.260		F	3-ODC	1	90	0	1000	4.583.333
			F	3-ODC	1	90	0	1027	2.868.186
			F	3-ODC	1	91	0	1000	916.667
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**49.120.976**
0033 4256 **0042**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Santa Catarina**								49.120.976
	Processo julgado (unidade): 118.463		F	3-ODC	2	90	0	1000	32.213.090
			F	3-ODC	2	90	0	1027	2.868.186
			F	3-ODC	2	90	0	1050	31.810
			F	3-ODC	2	90	0	1138	12.277.331
			F	3-ODC	2	91	0	1000	28.783
			F	4-INV	2	90	0	1000	1.701.776
	Operação Especial								**423.628.522**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**330.535.165**
0033 0181 **0042**	Aposentadorias e Pensões Civis da União - **No Estado de Santa Catarina**								330.535.165
			S	1-PES	1	90	0	1001	160.736.426
			S	1-PES	1	90	0	1056	169.798.739
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**93.093.357**
0033 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Santa Catarina**								93.093.357
			F	1-PES	0	91	0	1000	93.093.357
0909	**Operações Especiais: Outros Encargos Especiais**								**3.751.050**
	Operação Especial								**3.751.050**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**3.750.050**
0909 00S6 **0042**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Santa Catarina**								3.750.050
			F	1-PES	1	90	0	1000	3.750.050
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15113 TRIBUNAL REGIONAL DO TRABALHO DA 12A. REGIÃO - SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**1.102.975.463**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15114 TRIBUNAL REGIONAL DO TRABALHO DA 13A. REGIÃO - PARAÍBA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		593.912.183	579.833.138	579.833.138	609.816.961	609.816.961
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	592.868.425	575.807.451	575.807.451	606.898.617	606.898.617
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.043.757	2.355.173	2.355.173	2.918.344	2.918.344
0999	RESERVA DE CONTINGÊNCIA	0	1.670.514	1.670.514	0	0
Funcao						
02	JUDICIÁRIA	442.450.649	428.664.906	428.664.906	452.394.320	452.394.320
09	PREVIDÊNCIA SOCIAL	150.417.777	147.142.545	147.142.545	154.504.297	154.504.297
28	ENCARGOS ESPECIAIS	1.043.757	2.355.173	2.355.173	2.918.344	2.918.344
99	RESERVA DE CONTINGÊNCIA	0	1.670.514	1.670.514	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	2.733.615	900.600	900.600	1.500.000	1.500.000
122	ADMINISTRAÇÃO GERAL	345.220.059	338.098.655	338.098.655	357.775.188	357.775.188
131	COMUNICAÇÃO SOCIAL	181.343	213.095	213.095	287.216	287.216
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	150.417.777	147.142.545	147.142.545	154.504.297	154.504.297
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	41.599.873	36.153.304	36.153.304	41.110.636	41.110.636
846	OUTROS ENCARGOS ESPECIAIS	53.759.517	55.654.425	55.654.425	54.639.624	54.639.624
999	RESERVA DE CONTINGÊNCIA	0	1.670.514	1.670.514	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	521.319.100	514.549.772	514.549.772	538.226.227	538.226.227
3	OUTRAS DESPESAS CORRENTES	68.810.602	60.719.229	60.719.229	68.758.834	68.758.834
4	INVESTIMENTOS	3.782.481	2.893.623	2.893.623	2.831.900	2.831.900
9	RESERVA DE CONTINGENCIA	0	1.670.514	1.670.514	0	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**383.721.930**		**59.161.299**	**2.831.900**				**445.715.129**
1001	**60.166.652**							**60.166.652**
1027			**3.020.550**					**3.020.550**
1050			**112.219**					**112.219**
1056	**94.337.645**							**94.337.645**
1138			**6.464.766**					**6.464.766**
Total	**538.226.227**	**0**	**68.758.834**	**2.831.900**	**0**	**0**	**0**	**609.816.961**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15114 TRIBUNAL REGIONAL DO TRABALHO DA 13A. REGIÃO - PARAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**606.898.617**
	Atividade								**400.673.040**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**16.917.264**
0033 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								16.917.264
			F	3-ODC	1	90	0	1000	16.917.264
0033 **20TP**	**Ativos Civis da União**	02 122							**329.082.306**
0033 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								329.082.306
			F	1-PES	1	90	0	1000	329.082.306
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**24.193.372**
0033 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								24.193.372
			F	3-ODC	1	90	0	1000	24.193.372
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**287.216**
0033 219I **0025**	Publicidade Institucional e de Utilidade Pública - **No Estado da Paraíba**								287.216
	Conteúdo divulgado (unidade): 2		F	3-ODC	2	90	0	1000	287.216
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**1.500.000**
0033 4224 **0025**	Assistência Jurídica a Pessoas Carentes - **No Estado da Paraíba**								1.500.000
	Pessoa assistida (unidade): 900		F	3-ODC	1	90	0	1000	985.770
			F	3-ODC	1	90	0	1027	514.230
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**28.692.882**
0033 4256 **0025**	Apreciação de Causas na Justiça do Trabalho - **No Estado da Paraíba**								28.692.882
	Processo julgado (unidade): 51.160		F	3-ODC	2	90	0	1000	16.777.677
			F	3-ODC	2	90	0	1027	2.506.320
			F	3-ODC	2	90	0	1050	112.219
			F	3-ODC	2	90	0	1138	6.464.766
			F	4-INV	2	90	0	1000	2.831.900
	Operação Especial								**206.225.577**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**154.504.297**
0033 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								154.504.297
			S	1-PES	1	90	0	1001	60.166.652
			S	1-PES	1	90	0	1056	94.337.645
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**51.721.280**
0033 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								51.721.280
			F	1-PES	0	91	0	1000	51.721.280
0909	**Operações Especiais: Outros Encargos Especiais**								**2.918.344**
	Operação Especial								**2.918.344**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.908.344**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								2.908.344
			F	1-PES	1	90	0	1000	2.908.344
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**10.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								10.000
			S	1-PES	1	90	0	1000	10.000
Total									**609.816.961**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15115 TRIBUNAL REGIONAL DO TRABALHO DA 14A. REGIÃO - RONDÔNIA/ACRE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		475.269.723	470.030.492	470.030.492	497.350.639	497.350.639
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	474.102.904	464.714.569	464.714.569	495.204.639	495.204.639
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.166.819	1.620.000	1.620.000	2.146.000	2.146.000
0999	RESERVA DE CONTINGÊNCIA	0	3.695.923	3.695.923	0	0
Funcao						
02	JUDICIÁRIA	361.041.363	352.402.145	352.402.145	370.531.865	370.531.865
09	PREVIDÊNCIA SOCIAL	113.061.540	112.312.424	112.312.424	124.672.774	124.672.774
28	ENCARGOS ESPECIAIS	1.166.819	1.620.000	1.620.000	2.146.000	2.146.000
99	RESERVA DE CONTINGÊNCIA	0	3.695.923	3.695.923	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.172.004	942.000	942.000	942.000	942.000
122	ADMINISTRAÇÃO GERAL	275.922.044	275.520.566	275.520.566	289.976.510	289.976.510
131	COMUNICAÇÃO SOCIAL	257.994	570.249	570.249	445.947	445.947
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	113.061.540	112.312.424	112.312.424	124.672.774	124.672.774
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	38.429.082	36.819.752	36.819.752	38.725.626	38.725.626
846	OUTROS ENCARGOS ESPECIAIS	46.427.059	40.169.578	40.169.578	42.587.782	42.587.782
999	RESERVA DE CONTINGÊNCIA	0	3.695.923	3.695.923	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	404.331.259	395.482.002	395.482.002	420.848.588	420.848.588
3	OUTRAS DESPESAS CORRENTES	67.584.049	67.211.502	67.211.502	73.270.492	73.270.492
4	INVESTIMENTOS	3.354.414	3.641.065	3.641.065	3.231.559	3.231.559
9	RESERVA DE CONTINGENCIA	0	3.695.923	3.695.923	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**296.175.814**		**62.534.476**	**3.231.559**				**361.941.849**
1001	**50.908.503**							**50.908.503**
1027			**3.743.610**					**3.743.610**
1050			**32.796**					**32.796**
1056	**73.764.271**							**73.764.271**
1138			**6.959.610**					**6.959.610**
Total	**420.848.588**	**0**	**73.270.492**	**3.231.559**	**0**	**0**	**0**	**497.350.639**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15115 TRIBUNAL REGIONAL DO TRABALHO DA 14A. REGIÃO - RONDÔNIA/ACRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**495.204.639**
	Atividade								**330.090.083**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**19.177.704**
0033 2004 **6020**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 14ª Região da Justiça do Trabalho - AC, RO**								19.177.704
			F	3-ODC	1	90	0	1000	19.177.704
0033 **20TP**	**Ativos Civis da União**	02 122							**253.588.032**
0033 20TP **6020**	Ativos Civis da União - **Na 14ª Região da Justiça do Trabalho - AC, RO**								253.588.032
			F	1-PES	1	90	0	1000	253.588.032
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**19.547.922**
0033 212B **6020**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na 14ª Região da Justiça do Trabalho - AC, RO**								19.547.922
			F	3-ODC	1	90	0	1000	19.547.922
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**50.640**
0033 216H **6020**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na 14ª Região da Justiça do Trabalho - AC, RO**								50.640
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	50.640
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**445.947**
0033 219I **6020**	Publicidade Institucional e de Utilidade Pública - **Na 14ª Região da Justiça do Trabalho - AC, RO**								445.947
	Conteúdo divulgado (unidade): 360		F	3-ODC	2	90	0	1000	435.946
			F	4-INV	2	90	0	1000	10.001
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**942.000**
0033 4224 **6020**	Assistência Jurídica a Pessoas Carentes - **Na 14ª Região da Justiça do Trabalho - AC, RO**								942.000
	Pessoa assistida (unidade): 700		F	3-ODC	1	90	0	1000	753.600
			F	3-ODC	1	91	0	1000	188.400
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**36.337.838**
0033 4256 **6020**	Apreciação de Causas na Justiça do Trabalho - **Na 14ª Região da Justiça do Trabalho - AC, RO**								36.337.838
	Processo julgado (unidade): 28.935		F	3-ODC	2	90	0	1000	22.370.664
			F	3-ODC	2	90	0	1027	3.743.610
			F	3-ODC	2	90	0	1050	32.796
			F	3-ODC	2	90	0	1138	6.959.610
			F	3-ODC	2	91	0	1000	9.600
			F	4-INV	2	90	0	1000	3.221.558
	Operação Especial								**165.114.556**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**124.672.774**
0033 0181 **6020**	Aposentadorias e Pensões Civis da União - **Na 14ª Região da Justiça do Trabalho - AC, RO**								124.672.774
			S	1-PES	1	90	0	1001	50.908.503
			S	1-PES	1	90	0	1056	73.764.271
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**40.441.782**
0033 09HB **6020**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na 14ª Região da Justiça do Trabalho - AC, RO**								40.441.782
			F	1-PES	0	91	0	1000	40.441.782
0909	**Operações Especiais: Outros Encargos Especiais**								**2.146.000**
	Operação Especial								**2.146.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.145.000**
0909 00S6 **6020**	Benefício Especial - Lei nº 12.618, de 2012 - **Na 14ª Região da Justiça do Trabalho - AC, RO**								2.145.000
			F	1-PES	1	90	0	1000	2.145.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15115 TRIBUNAL REGIONAL DO TRABALHO DA 14A. REGIÃO - RONDÔNIA/ACRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**497.350.639**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15116 TRIBUNAL REGIONAL DO TRABALHO DA 15A. REGIÃO - CAMPINAS/SP

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.293.793.408	2.261.158.656	2.261.158.656	2.441.537.397	2.441.537.397
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	2.282.833.772	2.195.846.694	2.195.846.694	2.424.536.049	2.424.536.049
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	10.959.637	32.500.000	32.500.000	17.001.348	17.001.348
0999	RESERVA DE CONTINGÊNCIA	0	32.811.962	32.811.962	0	0
Funcao						
02	JUDICIÁRIA	1.769.721.619	1.692.548.702	1.692.548.702	1.864.961.010	1.864.961.010
09	PREVIDÊNCIA SOCIAL	513.112.152	503.297.992	503.297.992	559.575.039	559.575.039
28	ENCARGOS ESPECIAIS	10.959.637	32.500.000	32.500.000	17.001.348	17.001.348
99	RESERVA DE CONTINGÊNCIA	0	32.811.962	32.811.962	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	33.086.364	24.000.000	24.000.000	27.333.969	27.333.969
122	ADMINISTRAÇÃO GERAL	1.370.788.849	1.304.072.713	1.304.072.713	1.436.876.302	1.436.876.302
131	COMUNICAÇÃO SOCIAL	21.220	38.000	38.000	39.478	39.478
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	513.112.152	503.297.992	503.297.992	559.575.039	559.575.039
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	193.384.604	187.350.497	187.350.497	206.763.623	206.763.623
846	OUTROS ENCARGOS ESPECIAIS	183.400.220	209.587.492	209.587.492	210.948.986	210.948.986
999	RESERVA DE CONTINGÊNCIA	0	32.811.962	32.811.962	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.887.401.077	1.845.951.194	1.845.951.194	2.018.273.821	2.018.273.821
3	OUTRAS DESPESAS CORRENTES	386.697.385	379.793.655	379.793.655	421.748.026	421.748.026
4	INVESTIMENTOS	19.694.946	2.601.845	2.601.845	1.515.550	1.515.550
9	RESERVA DE CONTINGENCIA	0	32.811.962	32.811.962	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.458.698.782**		**353.874.007**	**1.515.550**				**1.814.088.339**
1001	**205.821.931**							**205.821.931**
1027			**21.454.950**					**21.454.950**
1050			**499.873**					**499.873**
1056	**353.753.108**							**353.753.108**
1138			**45.919.196**					**45.919.196**
Total	**2.018.273.821**	**0**	**421.748.026**	**1.515.550**	**0**	**0**	**0**	**2.441.537.397**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15116 TRIBUNAL REGIONAL DO TRABALHO DA 15A. REGIÃO - CAMPINAS/SP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**2.424.536.049**
	Atividade								**1.671.013.372**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**114.089.976**
0033 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								114.089.976
			F	3-ODC	1	90	0	1000	114.089.976
0033 **20TP**	**Ativos Civis da União**	02 122							**1.247.749.796**
0033 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								1.247.749.796
			F	1-PES	1	90	0	1000	1.247.749.796
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**92.673.647**
0033 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								92.673.647
			F	3-ODC	1	90	0	1000	92.673.647
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**130**
0033 216H **0035**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de São Paulo**								130
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	130
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**39.478**
0033 219I **0035**	Publicidade Institucional e de Utilidade Pública - **No Estado de São Paulo**								39.478
	Conteúdo divulgado (unidade): 500		F	3-ODC	2	90	0	1000	39.478
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**27.333.969**
0033 4224 **0035**	Assistência Jurídica a Pessoas Carentes - **No Estado de São Paulo**								27.333.969
	Pessoa assistida (unidade): 27.006		F	3-ODC	1	90	0	1000	13.285.370
			F	3-ODC	1	90	0	1027	10.727.475
			F	3-ODC	1	91	0	1000	3.321.124
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**189.126.376**
0033 4256 **0035**	Apreciação de Causas na Justiça do Trabalho - **No Estado de São Paulo**								189.126.376
	Processo julgado (unidade): 430.000		F	3-ODC	2	90	0	1000	130.253.831
			F	3-ODC	2	90	0	1027	10.727.475
			F	3-ODC	2	90	0	1050	499.873
			F	3-ODC	2	90	0	1138	45.919.196
			F	3-ODC	2	91	0	1000	210.451
			F	4-INV	2	90	0	1000	1.515.550
	Operação Especial								**753.522.677**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**559.575.039**
0033 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								559.575.039
			S	1-PES	1	90	0	1001	205.821.931
			S	1-PES	1	90	0	1056	353.753.108
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**193.947.638**
0033 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								193.947.638
			F	1-PES	0	91	0	1000	193.947.638
0909	**Operações Especiais: Outros Encargos Especiais**								**17.001.348**
	Operação Especial								**17.001.348**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**16.881.348**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								16.881.348
			F	1-PES	1	90	0	1000	16.881.348
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**120.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15116 TRIBUNAL REGIONAL DO TRABALHO DA 15A. REGIÃO - CAMPINAS/SP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								120.000
			S	1-PES	1	90	0	1000	120.000
Total									**2.441.537.397**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15117 TRIBUNAL REGIONAL DO TRABALHO DA 16A. REGIÃO - MARANHÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		320.859.793	314.842.940	314.842.940	327.847.431	327.847.431
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	320.724.229	311.670.734	311.670.734	326.810.027	326.810.027
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	135.564	856.655	856.655	1.037.404	1.037.404
0999	RESERVA DE CONTINGÊNCIA	0	2.315.551	2.315.551	0	0
Funcao						
02	JUDICIÁRIA	288.001.682	282.492.016	282.492.016	289.830.981	289.830.981
09	PREVIDÊNCIA SOCIAL	32.722.547	29.178.718	29.178.718	36.979.046	36.979.046
28	ENCARGOS ESPECIAIS	135.564	856.655	856.655	1.037.404	1.037.404
99	RESERVA DE CONTINGÊNCIA	0	2.315.551	2.315.551	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	721.000	300.000	300.000	1.080.000	1.080.000
122	ADMINISTRAÇÃO GERAL	232.500.845	228.692.283	228.692.283	234.108.230	234.108.230
131	COMUNICAÇÃO SOCIAL	115.507	167.490	167.490	123.010	123.010
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	32.722.547	29.178.718	29.178.718	36.979.046	36.979.046
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.097.610	22.627.465	22.627.465	29.140.046	29.140.046
846	OUTROS ENCARGOS ESPECIAIS	31.702.284	31.561.433	31.561.433	26.417.099	26.417.099
999	RESERVA DE CONTINGÊNCIA	0	2.315.551	2.315.551	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	261.964.067	258.729.544	258.729.544	264.108.263	264.108.263
3	OUTRAS DESPESAS CORRENTES	52.619.379	52.287.295	52.287.295	62.394.158	62.394.158
4	INVESTIMENTOS	6.276.346	1.510.550	1.510.550	1.345.010	1.345.010
9	RESERVA DE CONTINGENCIA	0	2.315.551	2.315.551	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**227.129.217**		**51.532.111**	**1.345.010**				**280.006.338**
1027			**3.428.742**					**3.428.742**
1050			**94.905**					**94.905**
1056	**36.979.046**							**36.979.046**
1138			**7.338.400**					**7.338.400**
Total	**264.108.263**	**0**	**62.394.158**	**1.345.010**	**0**	**0**	**0**	**327.847.431**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15117 TRIBUNAL REGIONAL DO TRABALHO DA 16A. REGIÃO - MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**326.810.027**
	Atividade								**264.451.286**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**13.254.696**
0033 2004 **0021**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								13.254.696
			F	3-ODC	1	90	0	1000	13.254.696
0033 **20TP**	**Ativos Civis da União**	02 122							**200.712.118**
0033 20TP **0021**	Ativos Civis da União - **No Estado do Maranhão**								200.712.118
			F	1-PES	1	90	0	1000	200.141.860
			F	1-PES	1	91	0	1000	570.258
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**15.885.350**
0033 212B **0021**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								15.885.350
			F	3-ODC	1	90	0	1000	15.885.350
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**20.000**
0033 216H **0021**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Maranhão**								20.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	0	1000	20.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**123.010**
0033 219I **0021**	Publicidade Institucional e de Utilidade Pública - **No Estado do Maranhão**								123.010
	Conteúdo divulgado (unidade): 450		F	3-ODC	2	90	0	1000	123.010
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**1.080.000**
0033 4224 **0021**	Assistência Jurídica a Pessoas Carentes - **No Estado do Maranhão**								1.080.000
	Pessoa assistida (unidade): 479		F	3-ODC	1	90	0	1000	383.400
			F	3-ODC	1	90	0	1027	619.920
			F	3-ODC	1	91	0	1000	76.680
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**33.376.112**
0033 4256 **0021**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Maranhão**								33.376.112
	Processo julgado (unidade): 39.169		F	3-ODC	2	90	0	1000	21.783.975
			F	3-ODC	2	90	0	1027	2.808.822
			F	3-ODC	2	90	0	1050	94.905
			F	3-ODC	2	90	0	1138	7.338.400
			F	3-ODC	2	91	0	1000	5.000
			F	4-INV	2	90	0	1000	1.345.010
	Operação Especial								**62.358.741**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**36.979.046**
0033 0181 **0021**	Aposentadorias e Pensões Civis da União - **No Estado do Maranhão**								36.979.046
			S	1-PES	1	90	0	1056	36.979.046
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**25.379.695**
0033 09HB **0021**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Maranhão**								25.379.695
			F	1-PES	0	91	0	1000	25.379.695
0909	**Operações Especiais: Outros Encargos Especiais**								**1.037.404**
	Operação Especial								**1.037.404**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.036.404**
0909 00S6 **0021**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Maranhão**								1.036.404
			F	1-PES	1	90	0	1000	1.036.404
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15117 TRIBUNAL REGIONAL DO TRABALHO DA 16A. REGIÃO - MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**327.847.431**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15118 TRIBUNAL REGIONAL DO TRABALHO DA 17A. REGIÃO - ESPÍRITO SANTO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		432.212.692	429.772.639	429.772.639	446.272.091	446.272.091
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	428.592.752	416.499.839	416.499.839	441.853.470	441.853.470
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	3.619.941	5.000.000	5.000.000	4.418.621	4.418.621
0999	RESERVA DE CONTINGÊNCIA	0	8.272.800	8.272.800	0	0
Funcao						
02	JUDICIÁRIA	364.912.298	354.472.003	354.472.003	374.609.020	374.609.020
09	PREVIDÊNCIA SOCIAL	63.680.453	62.027.836	62.027.836	67.244.450	67.244.450
28	ENCARGOS ESPECIAIS	3.619.941	5.000.000	5.000.000	4.418.621	4.418.621
99	RESERVA DE CONTINGÊNCIA	0	8.272.800	8.272.800	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	2.724.067	2.000.000	2.000.000	3.300.000	3.300.000
122	ADMINISTRAÇÃO GERAL	290.532.086	280.588.082	280.588.082	302.051.081	302.051.081
131	COMUNICAÇÃO SOCIAL	76.950	114.651	114.651	132.000	132.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	63.680.453	62.027.836	62.027.836	67.244.450	67.244.450
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.670.523	30.459.107	30.459.107	33.843.753	33.843.753
846	OUTROS ENCARGOS ESPECIAIS	43.528.614	46.310.163	46.310.163	39.700.807	39.700.807
999	RESERVA DE CONTINGÊNCIA	0	8.272.800	8.272.800	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	357.768.260	357.462.388	357.462.388	367.156.376	367.156.376
3	OUTRAS DESPESAS CORRENTES	72.388.694	63.037.451	63.037.451	77.715.715	77.715.715
4	INVESTIMENTOS	2.055.739	1.000.000	1.000.000	1.400.000	1.400.000
9	RESERVA DE CONTINGENCIA	0	8.272.800	8.272.800	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**299.911.926**		**65.577.734**	**1.400.000**				**366.889.660**
1001	**2.891.086**							**2.891.086**
1027			**3.693.618**					**3.693.618**
1050			**539.056**					**539.056**
1056	**64.353.364**							**64.353.364**
1138			**7.905.307**					**7.905.307**
Total	**367.156.376**	**0**	**77.715.715**	**1.400.000**	**0**	**0**	**0**	**446.272.091**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15118 TRIBUNAL REGIONAL DO TRABALHO DA 17A. REGIÃO - ESPÍRITO SANTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**441.853.470**
	Atividade								**339.326.834**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**14.820.624**
0033 2004 **0032**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								14.820.624
			F	3-ODC	1	90	0	1000	14.820.624
0033 **20TP**	**Ativos Civis da União**	02 122							**260.211.119**
0033 20TP **0032**	Ativos Civis da União - **No Estado do Espírito Santo**								260.211.119
			F	1-PES	1	90	0	1000	260.011.119
			F	1-PES	1	91	0	1000	200.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**19.023.129**
0033 212B **0032**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								19.023.129
			F	3-ODC	1	90	0	1000	19.023.129
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**132.000**
0033 219I **0032**	Publicidade Institucional e de Utilidade Pública - **No Estado do Espírito Santo** Conteúdo divulgado (unidade): 10								132.000
			F	3-ODC	2	90	0	1000	132.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**3.300.000**
0033 4224 **0032**	Assistência Jurídica a Pessoas Carentes - **No Estado do Espírito Santo** Pessoa assistida (unidade): 2.220								3.300.000
			F	3-ODC	1	90	0	1000	2.220.000
			F	3-ODC	1	90	0	1027	1.080.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**41.839.962**
0033 4256 **0032**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Espírito Santo** Processo julgado (unidade): 61.229								41.839.962
			F	3-ODC	2	90	0	1000	29.381.981
			F	3-ODC	2	90	0	1027	2.613.618
			F	3-ODC	2	90	0	1050	539.056
			F	3-ODC	2	90	0	1138	7.905.307
			F	4-INV	2	90	0	1000	1.400.000
	Operação Especial								**102.526.636**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**67.244.450**
0033 0181 **0032**	Aposentadorias e Pensões Civis da União - **No Estado do Espírito Santo**								67.244.450
			S	1-PES	1	90	0	1001	2.891.086
			S	1-PES	1	90	0	1056	64.353.364
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**35.282.186**
0033 09HB **0032**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Espírito Santo**								35.282.186
			F	1-PES	0	91	0	1000	35.282.186
0909	**Operações Especiais: Outros Encargos Especiais**								**4.418.621**
	Operação Especial								**4.418.621**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**4.118.621**
0909 00S6 **0032**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Espírito Santo**								4.118.621
			F	1-PES	1	90	0	1000	4.118.621
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**300.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								300.000
			S	1-PES	1	90	0	1000	300.000
Total									**446.272.091**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15119 TRIBUNAL REGIONAL DO TRABALHO DA 18A. REGIÃO - GOIÁS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		752.295.287	741.653.670	741.653.670	796.111.457	796.111.457
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	750.802.507	736.711.833	736.711.833	793.720.988	793.720.988
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.492.779	1.653.579	1.653.579	2.390.469	2.390.469
0999	RESERVA DE CONTINGÊNCIA	0	3.288.258	3.288.258	0	0
Funcao						
02	JUDICIÁRIA	660.919.862	645.018.479	645.018.479	696.165.922	696.165.922
09	PREVIDÊNCIA SOCIAL	89.882.645	91.693.354	91.693.354	97.555.066	97.555.066
28	ENCARGOS ESPECIAIS	1.492.779	1.653.579	1.653.579	2.390.469	2.390.469
99	RESERVA DE CONTINGÊNCIA	0	3.288.258	3.288.258	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	4.329.017	2.880.000	2.880.000	5.100.000	5.100.000
122	ADMINISTRAÇÃO GERAL	524.597.224	510.179.078	510.179.078	560.453.288	560.453.288
131	COMUNICAÇÃO SOCIAL	402.709	285.504	285.504	363.975	363.975
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	89.882.645	91.693.354	91.693.354	97.555.066	97.555.066
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	61.980.705	59.413.163	59.413.163	67.565.239	67.565.239
846	OUTROS ENCARGOS ESPECIAIS	71.102.986	73.914.313	73.914.313	65.073.889	65.073.889
999	RESERVA DE CONTINGÊNCIA	0	3.288.258	3.288.258	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	627.753.003	622.030.744	622.030.744	652.301.347	652.301.347
3	OUTRAS DESPESAS CORRENTES	114.464.654	115.323.613	115.323.613	130.155.460	130.155.460
4	INVESTIMENTOS	10.077.630	1.011.055	1.011.055	13.654.650	13.654.650
9	RESERVA DE CONTINGENCIA	0	3.288.258	3.288.258	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**554.746.281**		**122.601.870**	**592.650**				**677.940.801**
1027			**6.261.366**					**6.261.366**
1050			**953.267**					**953.267**
1056	**97.555.066**							**97.555.066**
1138			**338.957**	**13.062.000**				**13.400.957**
Total	**652.301.347**	**0**	**130.155.460**	**13.654.650**	**0**	**0**	**0**	**796.111.457**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15119 TRIBUNAL REGIONAL DO TRABALHO DA 18A. REGIÃO - GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**793.720.988**
	Atividade								**620.420.502**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**28.068.768**
0033 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								28.068.768
			F	3-ODC	1	90	0	1000	28.068.768
0033 **20TP**	**Ativos Civis da União**	02 122							**489.672.392**
0033 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								489.672.392
			F	1-PES	1	90	0	1000	489.441.784
			F	1-PES	1	91	0	1000	230.608
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**39.496.471**
0033 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								39.496.471
			F	3-ODC	1	90	0	1000	39.496.471
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**450.000**
0033 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Goiás** Agente público beneficiado (unidade): 11								450.000
			F	3-ODC	2	90	0	1000	450.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**363.975**
0033 219I **0052**	Publicidade Institucional e de Utilidade Pública - **No Estado de Goiás** Conteúdo divulgado (unidade): 2.000								363.975
			F	3-ODC	2	90	0	1000	363.975
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**5.100.000**
0033 4224 **0052**	Assistência Jurídica a Pessoas Carentes - **No Estado de Goiás** Pessoa assistida (unidade): 3.700								5.100.000
			F	3-ODC	1	90	0	1000	2.880.000
			F	3-ODC	1	90	0	1027	2.220.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**57.268.896**
0033 4256 **0052**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Goiás** Processo julgado (unidade): 176.693								57.268.896
			F	3-ODC	2	90	0	1000	51.338.736
			F	3-ODC	2	90	0	1027	4.041.366
			F	3-ODC	2	90	0	1050	953.267
			F	3-ODC	2	90	0	1138	338.957
			F	3-ODC	2	91	0	1000	3.920
			F	4-INV	2	90	0	1000	592.650
	Projeto								**13.062.000**
0033 **169O**	**Construção do Edifício-Sede do Fórum Trabalhista de Rio Verde - GO**	02 122							**9.300.000**
0033 169O **5615**	Construção do Edifício-Sede do Fórum Trabalhista de Rio Verde - GO - **No Município de Rio Verde - GO** Edifício construído (% de execução física): 100								9.300.000
			F	4-INV	2	90	0	1138	9.300.000
0033 **169Q**	**Construção do Edifício-Sede da Vara do Trabalho de Jataí - GO**	02 122							**1.881.000**
0033 169Q **5545**	Construção do Edifício-Sede da Vara do Trabalho de Jataí - GO - **No Município de Jataí - GO** Edifício construído (% de execução física): 100								1.881.000
			F	4-INV	2	90	0	1138	1.881.000
0033 **169R**	**Construção do Edifício-Sede da Vara do Trabalho de São Luís de Montes Belos - GO**	02 122							**1.881.000**
0033 169R **5635**	Construção do Edifício-Sede da Vara do Trabalho de São Luís de Montes Belos - GO - **No Município de São Luís de Montes Belos - GO** Edifício construído (% de execução física): 100								1.881.000
			F	4-INV	2	90	0	1138	1.881.000
	Operação Especial								**160.238.486**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**97.555.066**
0033 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								97.555.066
			S	1-PES	1	90	0	1056	97.555.066
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**62.683.420**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15119 TRIBUNAL REGIONAL DO TRABALHO DA 18A. REGIÃO - GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								62.683.420
			F	1-PES	0	91	0	1000	62.683.420
0909	**Operações Especiais: Outros Encargos Especiais**								**2.390.469**
	Operação Especial								**2.390.469**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.385.469**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								2.385.469
			F	1-PES	1	90	0	1000	2.385.469
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**5.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								5.000
			S	1-PES	1	90	0	1000	5.000
Total									**796.111.457**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15120 TRIBUNAL REGIONAL DO TRABALHO DA 19A. REGIÃO - ALAGOAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		321.408.250	316.633.196	316.633.196	342.857.603	342.857.603
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	319.202.481	311.144.957	311.144.957	339.736.603	339.736.603
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.205.769	2.184.000	2.184.000	3.121.000	3.121.000
0999	RESERVA DE CONTINGÊNCIA	0	3.304.239	3.304.239	0	0
Funcao						
02	JUDICIÁRIA	281.922.571	275.187.409	275.187.409	300.022.318	300.022.318
09	PREVIDÊNCIA SOCIAL	37.279.910	35.957.548	35.957.548	39.714.285	39.714.285
28	ENCARGOS ESPECIAIS	2.205.769	2.184.000	2.184.000	3.121.000	3.121.000
99	RESERVA DE CONTINGÊNCIA	0	3.304.239	3.304.239	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.091.514	960.000	960.000	1.560.000	1.560.000
122	ADMINISTRAÇÃO GERAL	224.525.900	217.491.148	217.491.148	240.716.809	240.716.809
131	COMUNICAÇÃO SOCIAL	172.324	184.296	184.296	293.112	293.112
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	37.279.910	35.957.548	35.957.548	39.714.285	39.714.285
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	27.961.185	27.430.452	27.430.452	30.165.006	30.165.006
846	OUTROS ENCARGOS ESPECIAIS	30.377.417	31.305.513	31.305.513	30.408.391	30.408.391
999	RESERVA DE CONTINGÊNCIA	0	3.304.239	3.304.239	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	262.092.390	260.013.542	260.013.542	283.960.288	283.960.288
3	OUTRAS DESPESAS CORRENTES	50.340.910	51.774.625	51.774.625	57.365.223	57.365.223
4	INVESTIMENTOS	8.974.949	1.540.790	1.540.790	1.532.092	1.532.092
9	RESERVA DE CONTINGENCIA	0	3.304.239	3.304.239	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**244.246.003**		**48.062.449**	**1.532.092**				**293.840.544**
1027			**2.847.346**					**2.847.346**
1050			**361.362**					**361.362**
1056	**39.714.285**							**39.714.285**
1138			**6.094.066**					**6.094.066**
Total	**283.960.288**	**0**	**57.365.223**	**1.532.092**	**0**	**0**	**0**	**342.857.603**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15120 TRIBUNAL REGIONAL DO TRABALHO DA 19A. REGIÃO - ALAGOAS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033			**Programa de Gestão e Manutenção do Poder Judiciário**								**339.736.603**
			Atividade								**272.734.927**
0033	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**14.152.320**
0033	2004	**0027**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								14.152.320
					F	3-ODC	1	90	0	1000	14.152.320
0033	**20TP**		**Ativos Civis da União**	02 122							**213.837.612**
0033	20TP	**0027**	Ativos Civis da União - **No Estado de Alagoas**								213.837.612
					F	1-PES	1	90	0	1000	213.643.848
					F	1-PES	1	91	0	1000	193.764
0033	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**16.012.686**
0033	212B	**0027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								16.012.686
					F	3-ODC	1	90	0	1000	16.012.686
0033	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**1.000**
0033	216H	**0027**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Alagoas**								1.000
			Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	1.000
0033	**219I**		**Publicidade Institucional e de Utilidade Pública**	02 131							**293.112**
0033	219I	**0027**	Publicidade Institucional e de Utilidade Pública - **No Estado de Alagoas**								293.112
			Conteúdo divulgado (unidade): 800		F	3-ODC	2	90	0	1000	293.112
0033	**4224**		**Assistência Jurídica a Pessoas Carentes**	02 061							**1.560.000**
0033	4224	**0027**	Assistência Jurídica a Pessoas Carentes - **No Estado de Alagoas**								1.560.000
			Pessoa assistida (unidade): 1.300		F	3-ODC	1	90	0	1000	1.300.000
					F	3-ODC	1	91	0	1000	260.000
0033	**4256**		**Apreciação de Causas na Justiça do Trabalho**	02 122							**26.878.197**
0033	4256	**0027**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Alagoas**								26.878.197
			Processo julgado (unidade): 25.000		F	3-ODC	2	90	0	1000	16.043.331
					F	3-ODC	2	90	0	1027	2.847.346
					F	3-ODC	2	90	0	1050	361.362
					F	3-ODC	2	90	0	1138	6.094.066
					F	4-INV	2	90	0	1000	1.532.092
			Operação Especial								**67.001.676**
0033	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**39.714.285**
0033	0181	**0027**	Aposentadorias e Pensões Civis da União - **No Estado de Alagoas**								39.714.285
					S	1-PES	1	90	0	1056	39.714.285
0033	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**27.287.391**
0033	09HB	**0027**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Alagoas**								27.287.391
					F	1-PES	0	91	0	1000	27.287.391
0909			**Operações Especiais: Outros Encargos Especiais**								**3.121.000**
			Operação Especial								**3.121.000**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**3.120.000**
0909	00S6	**0027**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Alagoas**								3.120.000
					F	1-PES	1	90	0	1000	3.120.000
0909	**00X3**		**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909	00X3	**0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
					S	1-PES	1	90	0	1000	1.000
Total											**342.857.603**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15121 TRIBUNAL REGIONAL DO TRABALHO DA 20A. REGIÃO - SERGIPE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		252.859.301	251.836.856	251.836.856	262.106.627	262.106.627
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	251.502.437	245.343.278	245.343.278	259.721.043	259.721.043
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.356.864	1.501.108	1.501.108	2.385.584	2.385.584
0999	RESERVA DE CONTINGÊNCIA	0	4.992.470	4.992.470	0	0
Funcao						
02	JUDICIÁRIA	211.328.057	207.448.919	207.448.919	216.441.235	216.441.235
09	PREVIDÊNCIA SOCIAL	40.174.380	37.894.359	37.894.359	43.279.808	43.279.808
28	ENCARGOS ESPECIAIS	1.356.864	1.501.108	1.501.108	2.385.584	2.385.584
99	RESERVA DE CONTINGÊNCIA	0	4.992.470	4.992.470	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.241.536	1.200.000	1.200.000	1.350.000	1.350.000
122	ADMINISTRAÇÃO GERAL	169.947.050	165.380.621	165.380.621	176.547.453	176.547.453
131	COMUNICAÇÃO SOCIAL	200.959	253.000	253.000	271.500	271.500
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	40.174.380	37.894.359	37.894.359	43.279.808	43.279.808
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	15.949.426	15.500.236	15.500.236	17.408.857	17.408.857
846	OUTROS ENCARGOS ESPECIAIS	25.345.950	26.616.170	26.616.170	23.249.009	23.249.009
999	RESERVA DE CONTINGÊNCIA	0	4.992.470	4.992.470	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	208.593.496	206.490.918	206.490.918	217.110.682	217.110.682
3	OUTRAS DESPESAS CORRENTES	38.913.202	39.349.651	39.349.651	44.648.234	44.648.234
4	INVESTIMENTOS	5.352.603	1.003.817	1.003.817	347.711	347.711
9	RESERVA DE CONTINGENCIA	0	4.992.470	4.992.470	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**173.830.874**		**35.903.586**	**347.711**				**210.082.171**
1001	**5.225.715**							**5.225.715**
1027			**2.733.856**					**2.733.856**
1050			**159.629**					**159.629**
1056	**38.054.093**							**38.054.093**
1138			**5.851.163**					**5.851.163**
Total	**217.110.682**	**0**	**44.648.234**	**347.711**	**0**	**0**	**0**	**262.106.627**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15121 TRIBUNAL REGIONAL DO TRABALHO DA 20A. REGIÃO - SERGIPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**259.721.043**
	Atividade								**195.577.810**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**7.292.376**
0033 2004 **0028**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								7.292.376
			F	3-ODC	1	90	0	1000	7.292.376
0033 **20TP**	**Ativos Civis da União**	02 122							**150.581.865**
0033 20TP **0028**	Ativos Civis da União - **No Estado de Sergipe**								150.581.865
			F	1-PES	1	90	0	1000	150.443.280
			F	1-PES	1	91	0	1000	138.585
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**10.116.481**
0033 212B **0028**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								10.116.481
			F	3-ODC	1	90	0	1000	10.116.481
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**30.000**
0033 216H **0028**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Sergipe**								30.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	30.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**271.500**
0033 219I **0028**	Publicidade Institucional e de Utilidade Pública - **No Estado de Sergipe**								271.500
	Conteúdo divulgado (unidade): 3.000		F	3-ODC	2	90	0	1000	271.500
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**1.350.000**
0033 4224 **0028**	Assistência Jurídica a Pessoas Carentes - **No Estado de Sergipe**								1.350.000
	Pessoa assistida (unidade): 1.000		F	3-ODC	1	90	0	1000	1.120.000
			F	3-ODC	1	91	0	1000	230.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**25.935.588**
0033 4256 **0028**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Sergipe**								25.935.588
	Processo julgado (unidade): 25.390		F	3-ODC	2	90	0	1000	16.843.229
			F	3-ODC	2	90	0	1027	2.733.856
			F	3-ODC	2	90	0	1050	159.629
			F	3-ODC	2	90	0	1138	5.851.163
			F	4-INV	2	90	0	1000	347.711
	Operação Especial								**64.143.233**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**43.279.808**
0033 0181 **0028**	Aposentadorias e Pensões Civis da União - **No Estado de Sergipe**								43.279.808
			S	1-PES	1	90	0	1001	5.225.715
			S	1-PES	1	90	0	1056	38.054.093
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**20.863.425**
0033 09HB **0028**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Sergipe**								20.863.425
			F	1-PES	0	91	0	1000	20.863.425
0909	**Operações Especiais: Outros Encargos Especiais**								**2.385.584**
	Operação Especial								**2.385.584**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.125.584**
0909 00S6 **0028**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Sergipe**								2.125.584
			F	1-PES	1	90	0	1000	2.125.584
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**260.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								260.000
			S	1-PES	1	90	0	1000	260.000
Total									**262.106.627**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15122 TRIBUNAL REGIONAL DO TRABALHO DA 21A. REGIÃO - RIO GRANDE DO NORTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		404.458.289	398.590.475	398.590.475	419.100.151	419.100.151
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	404.084.859	394.909.549	394.909.549	417.640.151	417.640.151
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	373.430	783.486	783.486	1.460.000	1.460.000
0999	RESERVA DE CONTINGÊNCIA	0	2.897.440	2.897.440	0	0
Funcao						
02	JUDICIÁRIA	331.516.726	324.421.551	324.421.551	337.581.112	337.581.112
09	PREVIDÊNCIA SOCIAL	72.568.133	70.487.998	70.487.998	80.059.039	80.059.039
28	ENCARGOS ESPECIAIS	373.430	783.486	783.486	1.460.000	1.460.000
99	RESERVA DE CONTINGÊNCIA	0	2.897.440	2.897.440	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.417.718	920.401	920.401	1.440.000	1.440.000
122	ADMINISTRAÇÃO GERAL	260.922.407	253.860.129	253.860.129	268.199.693	268.199.693
131	COMUNICAÇÃO SOCIAL	501.062	587.036	587.036	458.045	458.045
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	72.568.133	70.487.998	70.487.998	80.059.039	80.059.039
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.371.479	30.111.534	30.111.534	33.563.285	33.563.285
846	OUTROS ENCARGOS ESPECIAIS	37.677.490	39.725.937	39.725.937	35.380.089	35.380.089
999	RESERVA DE CONTINGÊNCIA	0	2.897.440	2.897.440	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	338.372.103	336.252.801	336.252.801	352.982.009	352.982.009
3	OUTRAS DESPESAS CORRENTES	60.258.112	58.766.114	58.766.114	64.946.054	64.946.054
4	INVESTIMENTOS	5.828.074	674.120	674.120	1.172.088	1.172.088
9	RESERVA DE CONTINGENCIA	0	2.897.440	2.897.440	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**272.922.970**		**54.949.267**	**811.032**				**328.683.269**
1001	**18.190.088**							**18.190.088**
1027			**3.226.157**					**3.226.157**
1050			**226.869**					**226.869**
1056	**61.868.951**							**61.868.951**
1138			**6.543.761**	**361.056**				**6.904.817**
Total	**352.982.009**	**0**	**64.946.054**	**1.172.088**	**0**	**0**	**0**	**419.100.151**

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15122 TRIBUNAL REGIONAL DO TRABALHO DA 21A. REGIÃO - RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**417.640.151**
	Atividade								**303.661.023**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**14.597.856**
0033 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								14.597.856
			F	3-ODC	1	90	0	1000	14.597.856
0033 **20TP**	**Ativos Civis da União**	02 122							**237.542.881**
0033 20TP **0024**	Ativos Civis da União - **No Estado do Rio Grande do Norte**								237.542.881
			F	1-PES	1	90	0	1000	237.542.881
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**18.965.429**
0033 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								18.965.429
			F	3-ODC	1	90	0	1000	18.965.429
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**24.000**
0033 216H **0024**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Norte**								24.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	24.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**458.045**
0033 219I **0024**	Publicidade Institucional e de Utilidade Pública - **No Estado do Rio Grande do Norte**								458.045
	Conteúdo divulgado (unidade): 2.300		F	3-ODC	2	90	0	1000	458.045
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**1.440.000**
0033 4224 **0024**	Assistência Jurídica a Pessoas Carentes - **No Estado do Rio Grande do Norte**								1.440.000
	Pessoa assistida (unidade): 1.200		F	3-ODC	1	90	0	1000	1.000.000
			F	3-ODC	1	90	0	1027	240.000
			F	3-ODC	1	91	0	1000	200.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**30.632.812**
0033 4256 **0024**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Rio Grande do Norte**								30.632.812
	Processo julgado (unidade): 35.575		F	3-ODC	2	90	0	1000	19.703.937
			F	3-ODC	2	90	0	1027	2.986.157
			F	3-ODC	2	90	0	1050	226.869
			F	3-ODC	2	90	0	1138	6.543.761
			F	4-INV	2	90	0	1000	811.032
			F	4-INV	2	90	0	1138	361.056
	Operação Especial								**113.979.128**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**80.059.039**
0033 0181 **0024**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Norte**								80.059.039
			S	1-PES	1	90	0	1001	18.190.088
			S	1-PES	1	90	0	1056	61.868.951
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**33.920.089**
0033 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Norte**								33.920.089
			F	1-PES	0	91	0	1000	33.920.089
0909	**Operações Especiais: Outros Encargos Especiais**								**1.460.000**
	Operação Especial								**1.460.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.450.000**
0909 00S6 **0024**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Norte**								1.450.000
			F	1-PES	1	90	0	1000	1.450.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**10.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15122 TRIBUNAL REGIONAL DO TRABALHO DA 21A. REGIÃO - RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								10.000
			S	1-PES	1	90	0	1000	10.000
Total									**419.100.151**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15123 TRIBUNAL REGIONAL DO TRABALHO DA 22A. REGIÃO - PIAUÍ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		222.325.782	212.514.964	212.514.964	224.495.067	224.495.067
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	222.325.782	212.221.509	212.221.509	224.200.612	224.200.612
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	293.455	293.455	294.455	294.455
Funcao						
02	JUDICIÁRIA	205.548.178	195.993.973	195.993.973	205.550.412	205.550.412
09	PREVIDÊNCIA SOCIAL	16.777.604	16.227.536	16.227.536	18.650.200	18.650.200
28	ENCARGOS ESPECIAIS	0	293.455	293.455	294.455	294.455
Subfuncao						
061	AÇÃO JUDICIÁRIA	150.001	200.000	200.000	200.000	200.000
122	ADMINISTRAÇÃO GERAL	160.436.702	152.554.779	152.554.779	166.383.887	166.383.887
131	COMUNICAÇÃO SOCIAL	233.945	110.200	110.200	93.840	93.840
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	16.777.604	16.227.536	16.227.536	18.650.200	18.650.200
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	20.439.363	19.617.553	19.617.553	21.771.754	21.771.754
846	OUTROS ENCARGOS ESPECIAIS	24.288.168	23.804.896	23.804.896	17.395.386	17.395.386
GND						
1	PESSOAL E ENCARGOS SOCIAIS	176.994.751	171.638.222	171.638.222	177.957.113	177.957.113
3	OUTRAS DESPESAS CORRENTES	39.242.154	37.269.072	37.269.072	45.181.927	45.181.927
4	INVESTIMENTOS	6.088.877	3.607.670	3.607.670	1.356.027	1.356.027

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**159.306.913**		**32.297.116**	**1.356.027**				**192.960.056**
1027			**5.157.011**					**5.157.011**
1050			**3.111.236**					**3.111.236**
1056	**18.650.200**							**18.650.200**
1138			**4.616.564**					**4.616.564**
Total	**177.957.113**	**0**	**45.181.927**	**1.356.027**	**0**	**0**	**0**	**224.495.067**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15123 TRIBUNAL REGIONAL DO TRABALHO DA 22A. REGIÃO - PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**224.200.612**
	Atividade								**188.449.481**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**10.358.712**
0033 2004 **0022**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								10.358.712
			F	3-ODC	1	90	0	1000	10.358.712
0033 **20TP**	**Ativos Civis da União**	02 122							**141.911.527**
0033 20TP **0022**	Ativos Civis da União - **No Estado do Piauí**								141.911.527
			F	1-PES	1	90	0	1000	141.729.527
			F	1-PES	1	91	0	1000	182.000
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**11.413.042**
0033 212B **0022**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								11.413.042
			F	3-ODC	1	90	0	1000	11.413.042
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**57.333**
0033 216H **0022**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Piauí** Agente público beneficiado (unidade): 2								57.333
			F	3-ODC	2	90	0	1000	57.333
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**93.840**
0033 219I **0022**	Publicidade Institucional e de Utilidade Pública - **No Estado do Piauí** Conteúdo divulgado (unidade): 1.300								93.840
			F	3-ODC	2	90	0	1000	87.200
			F	4-INV	2	90	0	1000	6.640
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**200.000**
0033 4224 **0022**	Assistência Jurídica a Pessoas Carentes - **No Estado do Piauí** Pessoa assistida (unidade): 120								200.000
			F	3-ODC	1	90	0	1000	170.000
			F	3-ODC	1	91	0	1000	30.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**24.415.027**
0033 4256 **0022**	Apreciação de Causas na Justiça do Trabalho - **No Estado do Piauí** Processo julgado (unidade): 23.850								24.415.027
			F	3-ODC	2	90	0	1000	10.135.862
			F	3-ODC	2	90	0	1027	5.157.011
			F	3-ODC	2	90	0	1050	3.111.236
			F	3-ODC	2	90	0	1138	4.616.564
			F	3-ODC	2	91	0	1000	44.967
			F	4-INV	2	90	0	1000	1.349.387
	Operação Especial								**35.751.131**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**18.650.200**
0033 0181 **0022**	Aposentadorias e Pensões Civis da União - **No Estado do Piauí**								18.650.200
			S	1-PES	1	90	0	1056	18.650.200
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**17.100.931**
0033 09HB **0022**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Piauí**								17.100.931
			F	1-PES	0	91	0	1000	17.100.931
0909	**Operações Especiais: Outros Encargos Especiais**								**294.455**
	Operação Especial								**294.455**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**293.455**
0909 00S6 **0022**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Piauí**								293.455
			F	1-PES	1	90	0	1000	293.455
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**224.495.067**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15124 TRIBUNAL REGIONAL DO TRABALHO DA 23A. REGIÃO - MATO GROSSO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		449.682.824	446.775.549	446.775.549	486.405.200	486.405.200
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	446.683.278	441.112.022	441.112.022	481.295.200	481.295.200
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.999.546	4.089.148	4.089.148	5.110.000	5.110.000
0999	RESERVA DE CONTINGÊNCIA	0	1.574.379	1.574.379	0	0
Funcao						
02	JUDICIÁRIA	393.236.767	386.099.822	386.099.822	425.643.563	425.643.563
09	PREVIDÊNCIA SOCIAL	53.446.511	55.012.200	55.012.200	55.651.637	55.651.637
28	ENCARGOS ESPECIAIS	2.999.546	4.089.148	4.089.148	5.110.000	5.110.000
99	RESERVA DE CONTINGÊNCIA	0	1.574.379	1.574.379	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	1.278.465	1.297.800	1.297.800	1.447.800	1.447.800
122	ADMINISTRAÇÃO GERAL	319.184.052	311.367.184	311.367.184	346.943.463	346.943.463
131	COMUNICAÇÃO SOCIAL	403.877	588.788	588.788	725.000	725.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	53.446.511	55.012.200	55.012.200	55.651.637	55.651.637
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	33.797.114	32.812.156	32.812.156	37.220.240	37.220.240
846	OUTROS ENCARGOS ESPECIAIS	41.572.804	44.123.042	44.123.042	44.417.060	44.417.060
999	RESERVA DE CONTINGÊNCIA	0	1.574.379	1.574.379	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	377.751.459	377.671.620	377.671.620	409.040.349	409.040.349
3	OUTRAS DESPESAS CORRENTES	63.923.940	63.711.877	63.711.877	77.280.845	77.280.845
4	INVESTIMENTOS	8.007.425	3.817.673	3.817.673	84.006	84.006
9	RESERVA DE CONTINGENCIA	0	1.574.379	1.574.379	0	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**353.388.712**		**61.268.916**	**84.006**				**414.741.634**
1027			**5.818.913**					**5.818.913**
1050			**2.019.547**					**2.019.547**
1056	**55.651.637**							**55.651.637**
1138			**8.173.469**					**8.173.469**
Total	**409.040.349**	**0**	**77.280.845**	**84.006**	**0**	**0**	**0**	**486.405.200**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15124 TRIBUNAL REGIONAL DO TRABALHO DA 23A. REGIÃO - MATO GROSSO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**481.295.200**
	Atividade								**386.336.503**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**14.460.264**
0033 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								14.460.264
			F	3-ODC	1	90	0	1000	14.455.264
			F	3-ODC	1	91	0	1000	5.000
0033 **20TP**	**Ativos Civis da União**	02 122							**308.971.652**
0033 20TP **0051**	Ativos Civis da União - **No Estado de Mato Grosso**								308.971.652
			F	1-PES	1	90	0	1000	308.971.652
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**22.759.976**
0033 212B **0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								22.759.976
			F	3-ODC	1	90	0	1000	22.759.976
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**90.000**
0033 216H **0051**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso**								90.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	0	1000	90.000
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**725.000**
0033 219I **0051**	Publicidade Institucional e de Utilidade Pública - **No Estado de Mato Grosso**								725.000
	Conteúdo divulgado (unidade): 160		F	3-ODC	2	90	0	1000	725.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**1.447.800**
0033 4224 **0051**	Assistência Jurídica a Pessoas Carentes - **No Estado de Mato Grosso**								1.447.800
	Pessoa assistida (unidade): 1.000		F	3-ODC	1	90	0	1000	1.201.500
			F	3-ODC	1	91	0	1000	246.300
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**37.881.811**
0033 4256 **0051**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Mato Grosso**								37.881.811
	Processo julgado (unidade): 43.324		F	3-ODC	2	90	0	1000	21.769.292
			F	3-ODC	2	90	0	1027	5.818.913
			F	3-ODC	2	90	0	1050	2.019.547
			F	3-ODC	2	90	0	1138	8.173.469
			F	3-ODC	2	91	0	1000	16.584
			F	4-INV	2	90	0	1000	84.006
	Operação Especial								**94.958.697**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**55.651.637**
0033 0181 **0051**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso**								55.651.637
			S	1-PES	1	90	0	1056	55.651.637
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**39.307.060**
0033 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso**								39.307.060
			F	1-PES	0	91	0	1000	39.307.060
0909	**Operações Especiais: Outros Encargos Especiais**								**5.110.000**
	Operação Especial								**5.110.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.100.000**
0909 00S6 **0051**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso**								5.100.000
			F	1-PES	1	90	0	1000	5.100.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**10.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								10.000
			S	1-PES	1	90	0	1000	10.000
Total									**486.405.200**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15125 TRIBUNAL REGIONAL DO TRABALHO DA 24A. REGIÃO - MATO GROSSO DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		345.646.687	340.230.976	340.230.976	365.662.776	365.662.776
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	344.797.534	337.104.794	337.104.794	364.461.776	364.461.776
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	849.154	843.618	843.618	1.201.000	1.201.000
0999	RESERVA DE CONTINGÊNCIA	0	2.282.564	2.282.564	0	0
Funcao						
02	JUDICIÁRIA	290.671.936	283.575.146	283.575.146	305.504.096	305.504.096
09	PREVIDÊNCIA SOCIAL	54.125.598	53.529.648	53.529.648	58.957.680	58.957.680
28	ENCARGOS ESPECIAIS	849.154	843.618	843.618	1.201.000	1.201.000
99	RESERVA DE CONTINGÊNCIA	0	2.282.564	2.282.564	0	0
Subfuncao						
061	AÇÃO JUDICIÁRIA	2.151.851	1.200.000	1.200.000	2.160.000	2.160.000
122	ADMINISTRAÇÃO GERAL	234.653.362	228.532.119	228.532.119	244.991.086	244.991.086
131	COMUNICAÇÃO SOCIAL	59.703	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	54.125.598	53.529.648	53.529.648	58.957.680	58.957.680
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	27.443.636	26.359.789	26.359.789	29.009.204	29.009.204
846	OUTROS ENCARGOS ESPECIAIS	27.212.537	28.226.856	28.226.856	30.444.806	30.444.806
999	RESERVA DE CONTINGÊNCIA	0	2.282.564	2.282.564	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	284.636.107	282.458.638	282.458.638	304.319.289	304.319.289
3	OUTRAS DESPESAS CORRENTES	55.458.194	55.289.773	55.289.773	60.443.487	60.443.487
4	INVESTIMENTOS	5.552.386	200.001	200.001	900.000	900.000
9	RESERVA DE CONTINGENCIA	0	2.282.564	2.282.564	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**245.361.609**		**50.283.718**	**900.000**				**296.545.327**
1001	**5.618.092**							**5.618.092**
1027			**3.204.298**					**3.204.298**
1050			**97.434**					**97.434**
1056	**53.339.588**							**53.339.588**
1138			**6.858.037**					**6.858.037**
Total	**304.319.289**	**0**	**60.443.487**	**900.000**	**0**	**0**	**0**	**365.662.776**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15125 TRIBUNAL REGIONAL DO TRABALHO DA 24A. REGIÃO - MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**364.461.776**
	Atividade								**276.260.290**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**12.999.168**
0033 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								12.999.168
			F	3-ODC	1	90	0	1000	12.999.168
0033 **20TP**	**Ativos Civis da União**	02 122							**214.916.803**
0033 20TP **0054**	Ativos Civis da União - **No Estado de Mato Grosso do Sul**								214.916.803
			F	1-PES	1	90	0	1000	214.630.495
			F	1-PES	1	91	0	1000	286.308
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**16.010.036**
0033 212B **0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								16.010.036
			F	3-ODC	1	90	0	1000	16.010.036
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**1**
0033 216H **0054**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso do Sul**								1
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	1
0033 **219I**	**Publicidade Institucional e de Utilidade Pública**	02 131							**100.000**
0033 219I **0054**	Publicidade Institucional e de Utilidade Pública - **No Estado de Mato Grosso do Sul**								100.000
	Conteúdo divulgado (unidade): 6		F	3-ODC	2	90	0	1000	100.000
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**2.160.000**
0033 4224 **0054**	Assistência Jurídica a Pessoas Carentes - **No Estado de Mato Grosso do Sul**								2.160.000
	Pessoa assistida (unidade): 1.000		F	3-ODC	1	90	0	1000	1.000.000
			F	3-ODC	1	90	0	1027	960.000
			F	3-ODC	1	91	0	1000	200.000
0033 **4256**	**Apreciação de Causas na Justiça do Trabalho**	02 122							**30.074.282**
0033 4256 **0054**	Apreciação de Causas na Justiça do Trabalho - **No Estado de Mato Grosso do Sul**								30.074.282
	Processo julgado (unidade): 39.000		F	3-ODC	2	90	0	1000	19.970.013
			F	3-ODC	2	90	0	1027	2.244.298
			F	3-ODC	2	90	0	1050	97.434
			F	3-ODC	2	90	0	1138	6.858.037
			F	3-ODC	2	91	0	1000	4.500
			F	4-INV	2	90	0	1000	900.000
	Operação Especial								**88.201.486**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**58.957.680**
0033 0181 **0054**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso do Sul**								58.957.680
			S	1-PES	1	90	0	1001	5.618.092
			S	1-PES	1	90	0	1056	53.339.588
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**29.243.806**
0033 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso do Sul**								29.243.806
			F	1-PES	0	91	0	1000	29.243.806
0909	**Operações Especiais: Outros Encargos Especiais**								**1.201.000**
	Operação Especial								**1.201.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.200.000**
0909 00S6 **0054**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso do Sul**								1.200.000
			F	1-PES	1	90	0	1000	1.200.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15125 TRIBUNAL REGIONAL DO TRABALHO DA 24A. REGIÃO - MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
Total									**365.662.776**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15126 CONSELHO SUPERIOR DA JUSTIÇA DO TRABALHO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	2.594.474.843	2.594.474.843	2.571.706.156	2.589.077.682
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	2.594.474.843	2.594.474.843	2.571.706.156	2.589.077.682
Funcao						
99	RESERVA DE CONTINGÊNCIA	0	2.594.474.843	2.594.474.843	2.571.706.156	2.589.077.682
Subfuncao						
999	RESERVA DE CONTINGÊNCIA	0	2.594.474.843	2.594.474.843	2.571.706.156	2.589.077.682
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	1.192.454.735	1.192.454.735	1.956.306.774	1.973.678.300
9	RESERVA DE CONTINGENCIA	0	1.402.020.108	1.402.020.108	615.399.382	615.399.382

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.351.052.828**						**615.399.382**	**1.966.452.210**
1138	**622.625.472**							**622.625.472**
Total	**1.973.678.300**	**0**	**0**	**0**	**0**	**0**	**615.399.382**	**2.589.077.682**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 15000 JUSTIÇA DO TRABALHO

Unidade: 15126 CONSELHO SUPERIOR DA JUSTIÇA DO TRABALHO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**2.589.077.682**
	Operação Especial								**2.589.077.682**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**128.012.870**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								128.012.870
			F	1-PES	0	91	0	1000	128.012.870
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**2.461.064.812**
0999 0Z01 **6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								615.399.382
			F	9-RES	2	99	0	1000	615.399.382
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								1.845.665.430
			F	1-PES	1	90	0	1000	1.223.039.958
			F	1-PES	1	90	0	1138	622.625.472
Total									**2.589.077.682**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 16000 JUSTIÇA DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.931.090.895	4.083.171.539	4.083.171.539	4.701.011.871	4.701.011.871
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	3.918.594.828	4.040.496.211	4.040.496.211	4.357.060.360	4.353.591.810
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	12.496.067	12.400.000	12.400.000	18.600.000	18.600.000
0999	RESERVA DE CONTINGÊNCIA	0	30.275.328	30.275.328	325.351.511	328.820.061
Funcao						
02	JUDICIÁRIA	3.273.467.238	3.394.135.132	3.394.135.132	3.685.642.636	3.682.174.086
09	PREVIDÊNCIA SOCIAL	645.127.590	646.361.079	646.361.079	671.417.724	671.417.724
28	ENCARGOS ESPECIAIS	12.496.067	12.400.000	12.400.000	18.600.000	18.600.000
99	RESERVA DE CONTINGÊNCIA	0	30.275.328	30.275.328	325.351.511	328.820.061
Subfuncao						
061	AÇÃO JUDICIÁRIA	304.419.852	344.296.634	344.296.634	490.245.552	490.245.552
122	ADMINISTRAÇÃO GERAL	2.216.275.149	2.286.585.474	2.286.585.474	2.344.663.698	2.342.419.052
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	645.127.590	646.361.079	646.361.079	671.417.724	671.417.724
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	405.318.919	419.834.382	419.834.382	503.012.343	503.012.343
846	OUTROS ENCARGOS ESPECIAIS	359.949.385	355.818.642	355.818.642	366.321.043	365.097.139
999	RESERVA DE CONTINGÊNCIA	0	30.275.328	30.275.328	325.351.511	328.820.061
UO						
16101	TRIBUNAL DE JUSTIÇA DO DISTRITO FEDERAL	3.931.090.895	4.083.171.539	4.083.171.539	4.701.011.871	4.701.011.871
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.221.177.229	3.319.040.523	3.319.040.523	3.619.337.435	3.619.337.435
3	OUTRAS DESPESAS CORRENTES	683.168.458	741.848.098	741.848.098	957.868.468	957.868.468
4	INVESTIMENTOS	26.745.209	22.282.918	22.282.918	35.480.441	35.480.441
9	RESERVA DE CONTINGÊNCIA	0	0	0	88.325.527	88.325.527

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**2.947.919.711**		**700.330.248**				**88.325.527**	**3.736.575.486**
1001	**43.546.098**							**43.546.098**
1027			**39.584.388**					**39.584.388**
1050			**54.799.192**	**35.480.441**				**90.279.633**
1052			**112.614**					**112.614**
1056	**627.871.626**							**627.871.626**
1138			**163.042.026**					**163.042.026**
Total	**3.619.337.435**	**0**	**957.868.468**	**35.480.441**	**0**	**0**	**88.325.527**	**4.701.011.871**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 16000 JUSTIÇA DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Unidade: 16101 TRIBUNAL DE JUSTIÇA DO DISTRITO FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.931.090.895	4.083.171.539	4.083.171.539	4.701.011.871	4.701.011.871
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	3.918.594.828	4.040.496.211	4.040.496.211	4.357.060.360	4.353.591.810
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	12.496.067	12.400.000	12.400.000	18.600.000	18.600.000
0999	RESERVA DE CONTINGÊNCIA	0	30.275.328	30.275.328	325.351.511	328.820.061
Funcao						
02	JUDICIÁRIA	3.273.467.238	3.394.135.132	3.394.135.132	3.685.642.636	3.682.174.086
09	PREVIDÊNCIA SOCIAL	645.127.590	646.361.079	646.361.079	671.417.724	671.417.724
28	ENCARGOS ESPECIAIS	12.496.067	12.400.000	12.400.000	18.600.000	18.600.000
99	RESERVA DE CONTINGÊNCIA	0	30.275.328	30.275.328	325.351.511	328.820.061
Subfuncao						
061	AÇÃO JUDICIÁRIA	304.419.852	344.296.634	344.296.634	490.245.552	490.245.552
122	ADMINISTRAÇÃO GERAL	2.216.275.149	2.286.585.474	2.286.585.474	2.344.663.698	2.342.419.052
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	645.127.590	646.361.079	646.361.079	671.417.724	671.417.724
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	405.318.919	419.834.382	419.834.382	503.012.343	503.012.343
846	OUTROS ENCARGOS ESPECIAIS	359.949.385	355.818.642	355.818.642	366.321.043	365.097.139
999	RESERVA DE CONTINGÊNCIA	0	30.275.328	30.275.328	325.351.511	328.820.061
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.221.177.229	3.319.040.523	3.319.040.523	3.619.337.435	3.619.337.435
3	OUTRAS DESPESAS CORRENTES	683.168.458	741.848.098	741.848.098	957.868.468	957.868.468
4	INVESTIMENTOS	26.745.209	22.282.918	22.282.918	35.480.441	35.480.441
9	RESERVA DE CONTINGÊNCIA	0	0	0	88.325.527	88.325.527

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**2.947.919.711**		**700.330.248**				**88.325.527**	**3.736.575.486**
1001	**43.546.098**							**43.546.098**
1027			**39.584.388**					**39.584.388**
1050			**54.799.192**	**35.480.441**				**90.279.633**
1052			**112.614**					**112.614**
1056	**627.871.626**							**627.871.626**
1138			**163.042.026**					**163.042.026**
Total	**3.619.337.435**	**0**	**957.868.468**	**35.480.441**	**0**	**0**	**88.325.527**	**4.701.011.871**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 16000 JUSTIÇA DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Unidade: 16101 TRIBUNAL DE JUSTIÇA DO DISTRITO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**4.353.591.810**
	Atividade								**3.335.585.933**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**296.637.836**
0033 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								296.637.836
			F	3-ODC	1	90	0	1000	296.637.836
0033 **20TP**	**Ativos Civis da União**	02 122							**2.342.328.038**
0033 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								2.342.328.038
			F	1-PES	1	90	0	1000	2.342.328.038
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**206.374.507**
0033 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								206.374.507
			F	3-ODC	1	90	0	1000	206.374.507
0033 **4224**	**Assistência Jurídica a Pessoas Carentes**	02 061							**3.310.650**
0033 4224 **0053**	Assistência Jurídica a Pessoas Carentes - **No Distrito Federal**								3.310.650
	Pessoa assistida (unidade): 1.253		F	3-ODC	1	90	0	1050	3.310.650
0033 **4234**	**Apreciação e Julgamento de Causas no Distrito Federal**	02 061							**486.934.902**
0033 4234 **0053**	Apreciação e Julgamento de Causas no Distrito Federal - **No Distrito Federal**								486.934.902
	Processo julgado (unidade): 635.589		F	3-ODC	2	90	0	1000	197.317.905
			F	3-ODC	2	90	0	1027	39.584.388
			F	3-ODC	2	90	0	1050	51.488.542
			F	3-ODC	2	90	0	1052	112.614
			F	3-ODC	2	90	0	1138	163.042.026
			F	4-INV	2	90	0	1050	35.389.427
	Projeto								**91.014**
0033 **168K**	**Construção do Centro de Formação, Inovação e Observação, Tecnologia e Memória Institucional do TJDFT**	02 122							**91.014**
0033 168K **0053**	Construção do Centro de Formação, Inovação e Observação, Tecnologia e Memória Institucional do TJDFT - **No Distrito Federal**								91.014
	Edifício construído (% de execução física): 1		F	4-INV	2	90	0	1050	91.014
	Operação Especial								**1.017.914.863**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**671.417.724**
0033 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								671.417.724
			S	1-PES	1	90	0	1001	43.546.098
			S	1-PES	1	90	0	1056	627.871.626
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**346.497.139**
0033 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								346.497.139
			F	1-PES	0	91	0	1000	346.497.139
0909	**Operações Especiais: Outros Encargos Especiais**								**18.600.000**
	Operação Especial								**18.600.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**18.600.000**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								18.600.000
			F	1-PES	1	90	0	1000	18.600.000
0999	**Reserva de Contingência**								**328.820.061**
	Operação Especial								**328.820.061**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**26.812.439**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								26.812.439
			F	1-PES	0	91	0	1000	26.812.439
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**302.007.622**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 16000 JUSTIÇA DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Unidade: 16101 TRIBUNAL DE JUSTIÇA DO DISTRITO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z01 **6483**	Reserva de Contingência Fiscal - Primária - **Reserva de Contingência - Fiscal - Cumprimento da ADI nº 7641**								88.325.527
			F	9-RES	2	99	0	1000	88.325.527
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								213.682.095
			F	1-PES	1	90	0	1000	213.682.095
Total									**4.701.011.871**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 17000 CONSELHO NACIONAL DE JUSTIÇA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		532.323.076	318.967.069	318.967.069	609.064.589	609.064.589
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	532.312.064	310.308.263	310.308.263	595.134.651	595.134.651
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	11.012	28.263	28.263	29.611	29.611
0999	RESERVA DE CONTINGÊNCIA	0	8.630.543	8.630.543	13.900.327	13.900.327
Funcao						
02	JUDICIÁRIA	532.275.915	310.226.877	310.226.877	595.049.383	595.049.383
09	PREVIDÊNCIA SOCIAL	36.149	81.386	81.386	85.268	85.268
28	ENCARGOS ESPECIAIS	11.012	28.263	28.263	29.611	29.611
99	RESERVA DE CONTINGÊNCIA	0	8.630.543	8.630.543	13.900.327	13.900.327
Subfuncao						
032	CONTROLE EXTERNO	188.938.830	179.059.538	179.059.538	443.394.185	443.394.185
122	ADMINISTRAÇÃO GERAL	318.390.987	101.175.807	101.175.807	115.083.019	115.083.019
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	36.149	81.386	81.386	85.268	85.268
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.624.951	17.349.974	17.349.974	22.307.189	22.307.189
846	OUTROS ENCARGOS ESPECIAIS	11.332.159	12.669.821	12.669.821	14.294.601	14.294.601
999	RESERVA DE CONTINGÊNCIA	0	8.630.543	8.630.543	13.900.327	13.900.327
UO						
17101	CONSELHO NACIONAL DE JUSTIÇA	532.323.076	318.967.069	318.967.069	609.064.589	609.064.589
GND						
1	PESSOAL E ENCARGOS SOCIAIS	104.972.024	122.058.557	122.058.557	142.864.215	142.864.215
3	OUTRAS DESPESAS CORRENTES	198.708.742	187.200.284	187.200.284	458.316.341	458.316.341
4	INVESTIMENTOS	4.242.309	9.708.228	9.708.228	7.884.033	7.884.033
5	INVERSOES FINANCEIRAS	224.400.000	0	0	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**142.778.947**		**194.422.098**	**7.884.033**				**345.085.078**
1027			**28.894.243**					**28.894.243**
1050			**235.000.000**					**235.000.000**
1056	**85.268**							**85.268**
Total	**142.864.215**	**0**	**458.316.341**	**7.884.033**	**0**	**0**	**0**	**609.064.589**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 17000 CONSELHO NACIONAL DE JUSTIÇA

Unidade: 17101 CONSELHO NACIONAL DE JUSTIÇA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		532.323.076	318.967.069	318.967.069	609.064.589	609.064.589
Programa						
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	532.312.064	310.308.263	310.308.263	595.134.651	595.134.651
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	11.012	28.263	28.263	29.611	29.611
0999	RESERVA DE CONTINGÊNCIA	0	8.630.543	8.630.543	13.900.327	13.900.327
Funcao						
02	JUDICIÁRIA	532.275.915	310.226.877	310.226.877	595.049.383	595.049.383
09	PREVIDÊNCIA SOCIAL	36.149	81.386	81.386	85.268	85.268
28	ENCARGOS ESPECIAIS	11.012	28.263	28.263	29.611	29.611
99	RESERVA DE CONTINGÊNCIA	0	8.630.543	8.630.543	13.900.327	13.900.327
Subfuncao						
032	CONTROLE EXTERNO	188.938.830	179.059.538	179.059.538	443.394.185	443.394.185
122	ADMINISTRAÇÃO GERAL	318.390.987	101.175.807	101.175.807	115.083.019	115.083.019
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	36.149	81.386	81.386	85.268	85.268
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.624.951	17.349.974	17.349.974	22.307.189	22.307.189
846	OUTROS ENCARGOS ESPECIAIS	11.332.159	12.669.821	12.669.821	14.294.601	14.294.601
999	RESERVA DE CONTINGÊNCIA	0	8.630.543	8.630.543	13.900.327	13.900.327
GND						
1	PESSOAL E ENCARGOS SOCIAIS	104.972.024	122.058.557	122.058.557	142.864.215	142.864.215
3	OUTRAS DESPESAS CORRENTES	198.708.742	187.200.284	187.200.284	458.316.341	458.316.341
4	INVESTIMENTOS	4.242.309	9.708.228	9.708.228	7.884.033	7.884.033
5	INVERSOES FINANCEIRAS	224.400.000	0	0	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**142.778.947**		**194.422.098**	**7.884.033**				**345.085.078**
1027			**28.894.243**					**28.894.243**
1050			**235.000.000**					**235.000.000**
1056	**85.268**							**85.268**
Total	**142.864.215**	**0**	**458.316.341**	**7.884.033**	**0**	**0**	**0**	**609.064.589**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Judiciário

Órgão: 17000 CONSELHO NACIONAL DE JUSTIÇA

Unidade: 17101 CONSELHO NACIONAL DE JUSTIÇA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**595.134.651**
	Atividade								**580.784.393**
0033 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**10.559.606**
0033 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								10.559.606
			F	3-ODC	1	90	0	1000	10.559.606
0033 **20TP**	**Ativos Civis da União**	02 122							**114.584.019**
0033 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								114.584.019
			F	1-PES	1	90	0	1000	113.877.326
			F	1-PES	1	91	0	1000	706.693
0033 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	02 331							**11.747.583**
0033 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								11.747.583
			F	3-ODC	1	90	0	1000	11.747.583
0033 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	02 122							**499.000**
0033 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF**								499.000
	Agente público beneficiado (unidade): 15		F	3-ODC	2	90	0	1000	499.000
0033 **21BH**	**Controle da atuação administrativa e financeira do Poder Judiciário, do cumprimento dos deveres funcionais dos juízes e Gestão de Políticas Judiciárias**	02 032							**208.394.185**
0033 21BH **5664**	Controle da atuação administrativa e financeira do Poder Judiciário, do cumprimento dos deveres funcionais dos juízes e Gestão de Políticas Judiciárias - **Em Brasília - DF**								208.394.185
	Processo apreciado (unidade): 12.150		F	3-ODC	2	90	0	1000	171.588.030
			F	3-ODC	2	90	0	1027	28.894.243
			F	3-ODC	2	91	0	1000	27.879
			F	4-INV	2	90	0	1000	7.884.033
0033 **21IQ**	**Modernização do Poder Judiciário**	02 032							**235.000.000**
0033 21IQ **5664**	Modernização do Poder Judiciário - **Em Brasília - DF**								235.000.000
	Ação apoiada (unidade): 35		F	3-ODC	2	90	0	1050	235.000.000
	Operação Especial								**14.350.258**
0033 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**85.268**
0033 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								85.268
			S	1-PES	1	90	0	1056	85.268
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**14.264.990**
0033 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								14.264.990
			F	1-PES	0	91	0	1000	14.264.990
0909	**Operações Especiais: Outros Encargos Especiais**								**29.611**
	Operação Especial								**29.611**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**29.611**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								29.611
			F	1-PES	1	90	0	1000	29.611
0999	**Reserva de Contingência**								**13.900.327**
	Operação Especial								**13.900.327**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.097.448**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								1.097.448
			F	1-PES	0	91	0	1000	1.097.448
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**12.802.879**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								12.802.879
			F	1-PES	1	90	0	1000	12.802.879
Total									**609.064.589**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Defensoria Pública

Órgão: 29000 DEFENSORIA PÚBLICA DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		786.829.378	831.769.782	831.769.782	892.363.845	892.363.845
Programa						
0030	PROGRAMA DE GESTÃO E MANUTENÇÃO DA DEFENSORIA PÚBLICA DA UNIÃO	786.817.433	820.064.394	820.064.394	843.547.827	843.547.827
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	100.000	100.000	100.000	100.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	11.945	18.970	18.970	23.185	23.185
0999	RESERVA DE CONTINGÊNCIA	0	11.586.418	11.586.418	48.692.833	48.692.833
Funcao						
03	ESSENCIAL À JUSTIÇA	765.720.971	798.542.298	798.542.298	822.070.274	822.070.274
09	PREVIDÊNCIA SOCIAL	21.096.462	21.522.096	21.522.096	21.477.553	21.477.553
28	ENCARGOS ESPECIAIS	11.945	118.970	118.970	123.185	123.185
99	RESERVA DE CONTINGÊNCIA	0	11.586.418	11.586.418	48.692.833	48.692.833
Subfuncao						
122	ADMINISTRAÇÃO GERAL	538.510.051	547.199.889	547.199.889	546.887.771	546.887.771
131	COMUNICAÇÃO SOCIAL	4.254.593	5.165.012	5.165.012	5.903.243	5.903.243
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.096.462	21.522.096	21.522.096	21.477.553	21.477.553
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	60.485.366	67.740.648	67.740.648	85.455.861	85.455.861
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	101.039.177	107.085.446	107.085.446	116.983.322	116.983.322
846	OUTROS ENCARGOS ESPECIAIS	61.443.728	71.470.273	71.470.273	66.963.262	66.963.262
999	RESERVA DE CONTINGÊNCIA	0	11.586.418	11.586.418	48.692.833	48.692.833
UO						
29101	DEFENSORIA PÚBLICA DA UNIÃO	786.829.378	831.769.782	831.769.782	892.363.845	892.363.845
GND						
1	PESSOAL E ENCARGOS SOCIAIS	482.808.016	529.119.225	529.119.225	582.312.912	582.312.912
3	OUTRAS DESPESAS CORRENTES	299.099.175	295.410.510	295.410.510	297.269.538	297.269.538
4	INVESTIMENTOS	4.922.187	7.240.047	7.240.047	12.781.395	12.781.395

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**560.835.359**		**297.269.538**	**12.781.395**				**870.886.292**
1056	**21.477.553**							**21.477.553**
Total	**582.312.912**	**0**	**297.269.538**	**12.781.395**	**0**	**0**	**0**	**892.363.845**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 29000 DEFENSORIA PÚBLICA DA UNIÃO

Unidade: 29101 DEFENSORIA PÚBLICA DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		786.829.378	831.769.782	831.769.782	892.363.845	892.363.845
Programa						
0030	PROGRAMA DE GESTÃO E MANUTENÇÃO DA DEFENSORIA PÚBLICA DA UNIÃO	786.817.433	820.064.394	820.064.394	843.547.827	843.547.827
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	100.000	100.000	100.000	100.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	11.945	18.970	18.970	23.185	23.185
0999	RESERVA DE CONTINGÊNCIA	0	11.586.418	11.586.418	48.692.833	48.692.833
Funcao						
03	ESSENCIAL À JUSTIÇA	765.720.971	798.542.298	798.542.298	822.070.274	822.070.274
09	PREVIDÊNCIA SOCIAL	21.096.462	21.522.096	21.522.096	21.477.553	21.477.553
28	ENCARGOS ESPECIAIS	11.945	118.970	118.970	123.185	123.185
99	RESERVA DE CONTINGÊNCIA	0	11.586.418	11.586.418	48.692.833	48.692.833
Subfuncao						
122	ADMINISTRAÇÃO GERAL	538.510.051	547.199.889	547.199.889	546.887.771	546.887.771
131	COMUNICAÇÃO SOCIAL	4.254.593	5.165.012	5.165.012	5.903.243	5.903.243
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.096.462	21.522.096	21.522.096	21.477.553	21.477.553
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	60.485.366	67.740.648	67.740.648	85.455.861	85.455.861
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	101.039.177	107.085.446	107.085.446	116.983.322	116.983.322
846	OUTROS ENCARGOS ESPECIAIS	61.443.728	71.470.273	71.470.273	66.963.262	66.963.262
999	RESERVA DE CONTINGÊNCIA	0	11.586.418	11.586.418	48.692.833	48.692.833
GND						
1	PESSOAL E ENCARGOS SOCIAIS	482.808.016	529.119.225	529.119.225	582.312.912	582.312.912
3	OUTRAS DESPESAS CORRENTES	299.099.175	295.410.510	295.410.510	297.269.538	297.269.538
4	INVESTIMENTOS	4.922.187	7.240.047	7.240.047	12.781.395	12.781.395

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**560.835.359**		**297.269.538**	**12.781.395**				**870.886.292**
1056	**21.477.553**							**21.477.553**
Total	**582.312.912**	**0**	**297.269.538**	**12.781.395**	**0**	**0**	**0**	**892.363.845**

Órgão: 29000 DEFENSORIA PÚBLICA DA UNIÃO

Unidade: 29101 DEFENSORIA PÚBLICA DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0030	**Programa de Gestão e Manutenção da Defensoria Pública da União**								**843.547.827**
	Atividade								**755.230.197**
0030 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**32.658.375**
0030 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								32.658.375
			F	3-ODC	1	90	0	1000	32.658.375
0030 **20TP**	**Ativos Civis da União**	03 122							**445.202.449**
0030 20TP **0001**	Ativos Civis da União - **Nacional**								445.202.449
			F	1-PES	1	90	0	1000	445.202.449
0030 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**52.797.486**
0030 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								52.797.486
			F	3-ODC	1	90	0	1000	52.797.486
0030 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**540.000**
0030 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								540.000
	Agente público beneficiado (unidade): 10		F	3-ODC	2	90	0	1000	540.000
0030 **219I**	**Publicidade Institucional e de Utilidade Pública**	03 131							**5.903.243**
0030 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional**								5.903.243
	Conteúdo divulgado (unidade): 38.088		F	3-ODC	2	90	0	1000	5.903.243
0030 **21CZ**	**Apoio à Assistência Jurídica ao Cidadão**	03 122							**101.145.322**
0030 21CZ **0001**	Apoio à Assistência Jurídica ao Cidadão - **Nacional**								101.145.322
			F	3-ODC	2	90	0	1000	101.145.322
0030 **2725**	**Prestação de Assistência Jurídica ao Cidadão**	03 422							**116.983.322**
0030 2725 **0001**	Prestação de Assistência Jurídica ao Cidadão - **Nacional**								116.983.322
	Atendimento realizado (unidade): 1.710.441		F	3-ODC	1	90	0	1000	104.201.927
			F	4-INV	1	90	0	1000	12.781.395
	Operação Especial								**88.317.630**
0030 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**21.477.553**
0030 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								21.477.553
			S	1-PES	1	90	0	1056	21.477.553
0030 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**66.840.077**
0030 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								66.840.077
			F	1-PES	0	91	0	1000	66.840.077
0909	**Operações Especiais: Outros Encargos Especiais**								**100.000**
	Operação Especial								**100.000**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**100.000**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								100.000
			F	1-PES	1	90	0	1000	100.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**23.185**
	Operação Especial								**23.185**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**10.735**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								10.735
			F	3-ODC	2	50	0	1000	10.735
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**12.450**
0910 00UU **0001**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Nacional**								12.450
			F	3-ODC	2	80	0	1000	12.450
0999	**Reserva de Contingência**								**48.692.833**
	Operação Especial								**48.692.833**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**5.962.270**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 29000 DEFENSORIA PÚBLICA DA UNIÃO

Unidade: 29101 DEFENSORIA PÚBLICA DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								5.962.270
			F	1-PES	0	91	0	1000	5.962.270
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**42.730.563**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								42.730.563
			F	1-PES	1	90	0	1000	42.730.563
Total									**892.363.845**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		9.234.208.310	9.903.319.884	9.903.319.884	10.624.789.879	10.624.789.879
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	9.218.175.966	9.444.735.470	9.444.735.470	10.543.755.106	10.321.512.059
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	16.032.343	17.170.156	17.170.156	21.237.116	21.237.116
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	0	100.000	100.000
0999	RESERVA DE CONTINGÊNCIA	0	441.414.258	441.414.258	59.697.657	281.940.704
Funcao						
03	ESSENCIAL À JUSTIÇA	8.160.077.686	8.438.722.166	8.438.722.166	9.407.429.695	9.185.186.648
09	PREVIDÊNCIA SOCIAL	1.058.098.280	1.006.013.304	1.006.013.304	1.136.325.411	1.136.325.411
28	ENCARGOS ESPECIAIS	16.032.343	17.170.156	17.170.156	21.337.116	21.337.116
99	RESERVA DE CONTINGÊNCIA	0	441.414.258	441.414.258	59.697.657	281.940.704
Subfuncao						
062	DEFESA DO INTERESSE PÚBLICO NO PROCESSO JUDICIÁRIO	821.932.336	984.122.134	984.122.134	1.054.080.115	1.054.080.115
122	ADMINISTRAÇÃO GERAL	5.792.517.261	5.808.487.328	5.808.487.328	6.542.691.011	6.345.113.213
128	FORMAÇÃO DE RECURSOS HUMANOS	20.140.377	20.982.134	20.982.134	21.395.240	21.395.240
131	COMUNICAÇÃO SOCIAL	10.403.704	17.043.851	17.043.851	19.053.017	19.053.017
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.058.098.280	1.006.013.304	1.006.013.304	1.136.325.411	1.136.325.411
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	749.396.814	784.522.084	784.522.084	909.631.570	909.631.570
846	OUTROS ENCARGOS ESPECIAIS	781.719.537	840.734.791	840.734.791	881.915.858	857.250.609
999	RESERVA DE CONTINGÊNCIA	0	441.414.258	441.414.258	59.697.657	281.940.704
UO						
34101	MINISTÉRIO PÚBLICO FEDERAL	5.300.179.626	5.702.976.902	5.702.976.902	6.116.101.557	6.116.101.557
34102	MINISTÉRIO PÚBLICO MILITAR	356.794.122	372.693.532	372.693.532	399.571.734	399.571.734
34103	MINISTÉRIO PÚBLICO DO DISTRITO FEDERAL E DOS TERRITÓRIOS	1.188.641.072	1.277.453.104	1.277.453.104	1.369.297.129	1.369.297.129
34104	MINISTÉRIO PÚBLICO DO TRABALHO	2.350.040.914	2.508.967.103	2.508.967.103	2.695.395.472	2.695.395.472
34105	ESCOLA SUPERIOR DO MINISTÉRIO PÚBLICO DA UNIÃO	38.552.576	41.229.243	41.229.243	44.423.987	44.423.987
GND						
1	PESSOAL E ENCARGOS SOCIAIS	7.583.163.827	8.056.000.583	8.056.000.583	8.576.176.380	8.576.176.380
3	OUTRAS DESPESAS CORRENTES	1.584.776.948	1.786.580.463	1.786.580.463	1.975.489.374	1.975.489.374
4	INVESTIMENTOS	66.267.534	60.738.838	60.738.838	73.124.125	73.124.125

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**7.439.850.969**		**1.973.118.947**	**73.124.125**				**9.486.094.041**
1050			**2.370.427**					**2.370.427**
1056	**1.136.325.411**							**1.136.325.411**
Total	**8.576.176.380**	**0**	**1.975.489.374**	**73.124.125**	**0**	**0**	**0**	**10.624.789.879**

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34101 MINISTÉRIO PÚBLICO FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.300.179.626	5.702.976.902	5.702.976.902	6.116.101.557	6.116.101.557
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	5.291.762.638	5.440.531.154	5.440.531.154	6.062.310.698	5.922.008.854
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	8.416.988	9.213.070	9.213.070	11.702.179	11.702.179
0999	RESERVA DE CONTINGÊNCIA	0	253.232.678	253.232.678	42.088.680	182.390.524
Funcao						
03	ESSENCIAL À JUSTIÇA	4.719.298.676	4.899.829.443	4.899.829.443	5.454.163.305	5.313.861.461
09	PREVIDÊNCIA SOCIAL	572.463.962	540.701.711	540.701.711	608.147.393	608.147.393
28	ENCARGOS ESPECIAIS	8.416.988	9.213.070	9.213.070	11.702.179	11.702.179
99	RESERVA DE CONTINGÊNCIA	0	253.232.678	253.232.678	42.088.680	182.390.524
Subfuncao						
062	DEFESA DO INTERESSE PÚBLICO NO PROCESSO JUDICIÁRIO	504.089.287	599.819.143	599.819.143	655.966.174	655.966.174
122	ADMINISTRAÇÃO GERAL	3.323.625.080	3.348.156.525	3.348.156.525	3.745.699.803	3.621.218.835
131	COMUNICAÇÃO SOCIAL	6.341.908	10.738.490	10.738.490	14.012.917	14.012.917
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	572.463.962	540.701.711	540.701.711	608.147.393	608.147.393
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	442.361.765	462.147.714	462.147.714	540.451.506	540.451.506
846	OUTROS ENCARGOS ESPECIAIS	451.297.625	488.180.641	488.180.641	509.735.084	493.914.208
999	RESERVA DE CONTINGÊNCIA	0	253.232.678	253.232.678	42.088.680	182.390.524
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.303.652.096	4.594.909.421	4.594.909.421	4.865.276.673	4.865.276.673
3	OUTRAS DESPESAS CORRENTES	946.672.703	1.059.718.157	1.059.718.157	1.190.218.616	1.190.218.616
4	INVESTIMENTOS	49.854.826	48.349.324	48.349.324	60.606.268	60.606.268

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**4.257.129.280**		**1.187.859.936**	**60.606.268**				**5.505.595.484**
1050			**2.358.680**					**2.358.680**
1056	**608.147.393**							**608.147.393**
Total	**4.865.276.673**	**0**	**1.190.218.616**	**60.606.268**	**0**	**0**	**0**	**6.116.101.557**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34101 MINISTÉRIO PÚBLICO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031	**Programa de Gestão e Manutenção do Ministério Público**								**5.922.008.854**
	Atividade								**4.796.237.036**
0031 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**251.546.023**
0031 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								251.546.023
			F	3-ODC	1	90	0	1000	251.546.023
0031 **20TP**	**Ativos Civis da União**	03 122							**3.580.841.548**
0031 20TP **0001**	Ativos Civis da União - **Nacional**								3.580.841.548
			F	1-PES	1	90	0	1000	3.544.812.172
			F	1-PES	1	91	0	1000	36.029.376
0031 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**288.905.483**
0031 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								288.905.483
			F	3-ODC	1	90	0	1000	288.905.483
0031 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**4.963.891**
0031 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 132								4.963.891
			F	3-ODC	2	90	0	1000	4.963.891
0031 **219I**	**Publicidade Institucional e de Utilidade Pública**	03 131							**800.000**
0031 219I **0001**	Publicidade Institucional e de Utilidade Pública - **Nacional** Conteúdo divulgado (unidade): 600								800.000
			F	3-ODC	2	90	0	1000	800.000
0031 **21EP**	**Retribuição no Exterior**	03 122							**1.000**
0031 21EP **0002**	Retribuição no Exterior - **Exterior**								1.000
			F	1-PES	1	90	0	1000	1.000
0031 **2549**	**Comunicação e Divulgação Institucional**	03 131							**13.212.917**
0031 2549 **0001**	Comunicação e Divulgação Institucional - **Nacional** Ação de comunicação realizada (unidade): 400.500								13.212.917
			F	3-ODC	2	90	0	1000	12.974.681
			F	4-INV	2	90	0	1000	238.236
0031 **4264**	**Defesa do Interesse Público no Processo Judiciário - Ministério Público Federal**	03 062							**655.966.174**
0031 4264 **0001**	Defesa do Interesse Público no Processo Judiciário - Ministério Público Federal - **Nacional** Parecer elaborado (unidade): 4.249.587								655.966.174
			F	3-ODC	2	90	0	1000	624.920.361
			F	3-ODC	2	90	0	1050	2.358.680
			F	3-ODC	2	91	0	1000	3.731.497
			F	4-INV	2	90	0	1000	24.955.636
	Projeto								**35.412.396**
0031 **110E**	**Construção do Edifício-Sede da Procuradoria da República em Boa Vista - RR**	03 122							**9.600.000**
0031 110E **0238**	Construção do Edifício-Sede da Procuradoria da República em Boa Vista - RR - **No Município de Boa Vista - RR** Edifício construído (% de execução física): 17								9.600.000
			F	4-INV	2	90	0	1000	9.600.000
0031 **15XS**	**Construção do Edifício-Sede da Procuradoria da República de Natal - RN**	03 122							**12.000.000**
0031 15XS **1262**	Construção do Edifício-Sede da Procuradoria da República de Natal - RN - **No Município de Natal - RN** Edifício construído (% de execução física): 17								12.000.000
			F	4-INV	2	90	0	1000	12.000.000
0031 **15ZG**	**Construção do Edifício-Sede da Procuradoria da República em Vitória da Conquista - BA**	03 122							**6.451.396**
0031 15ZG **2338**	Construção do Edifício-Sede da Procuradoria da República em Vitória da Conquista - BA - **No Município de Vitória da Conquista - BA** Edifício construído (% de execução física): 58								6.451.396
			F	4-INV	2	90	0	1000	6.451.396
0031 **7J45**	**Construção do Edifício-Sede da Procuradoria da República em Vitória - ES**	03 122							**7.361.000**
0031 7J45 **3273**	Construção do Edifício-Sede da Procuradoria da República em Vitória - ES - **No Município de Vitória - ES** Edifício construído (% de execução física): 11								7.361.000
			F	4-INV	2	90	0	1000	7.361.000
	Operação Especial								**1.090.359.422**
0031 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**608.147.393**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34101 MINISTÉRIO PÚBLICO FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								608.147.393
			S	1-PES	1	90	0	1056	608.147.393
0031 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**482.212.029**
0031 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								482.212.029
			F	1-PES	0	91	0	1000	482.212.029
0909	**Operações Especiais: Outros Encargos Especiais**								**11.702.179**
	Operação Especial								**11.702.179**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**11.683.179**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								11.683.179
			F	1-PES	1	90	0	1000	11.683.179
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**18.000**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								18.000
			S	3-ODC	1	90	0	1000	18.000
0999	**Reserva de Contingência**								**182.390.524**
	Operação Especial								**182.390.524**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**20.099.138**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								20.099.138
			F	1-PES	0	91	0	1000	20.099.138
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**162.291.386**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								162.291.386
			F	1-PES	1	90	0	1000	162.291.386
Total									**6.116.101.557**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34102 MINISTÉRIO PÚBLICO MILITAR

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		356.794.122	372.693.532	372.693.532	399.571.734	399.571.734
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	356.788.338	358.375.965	358.375.965	398.049.565	390.780.624
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.785	230.610	230.610	13.094	13.094
0999	RESERVA DE CONTINGÊNCIA	0	14.086.957	14.086.957	1.509.075	8.778.016
Funcao						
03	ESSENCIAL À JUSTIÇA	291.555.884	295.032.493	295.032.493	326.696.107	319.427.166
09	PREVIDÊNCIA SOCIAL	65.232.454	63.343.472	63.343.472	71.353.458	71.353.458
28	ENCARGOS ESPECIAIS	5.785	230.610	230.610	13.094	13.094
99	RESERVA DE CONTINGÊNCIA	0	14.086.957	14.086.957	1.509.075	8.778.016
Subfuncao						
062	DEFESA DO INTERESSE PÚBLICO NO PROCESSO JUDICIÁRIO	40.441.022	43.886.616	43.886.616	50.564.577	50.564.577
122	ADMINISTRAÇÃO GERAL	191.273.923	187.659.044	187.659.044	208.848.442	202.567.132
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	65.232.454	63.343.472	63.343.472	71.353.458	71.353.458
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	28.085.878	29.230.295	29.230.295	31.512.299	31.512.299
846	OUTROS ENCARGOS ESPECIAIS	31.760.845	34.487.148	34.487.148	35.783.883	34.796.252
999	RESERVA DE CONTINGÊNCIA	0	14.086.957	14.086.957	1.509.075	8.778.016
GND						
1	PESSOAL E ENCARGOS SOCIAIS	285.072.911	299.059.142	299.059.142	316.410.938	316.410.938
3	OUTRAS DESPESAS CORRENTES	65.674.526	71.284.390	71.284.390	79.310.796	79.310.796
4	INVESTIMENTOS	6.046.686	2.350.000	2.350.000	3.850.000	3.850.000

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**245.057.480**		**79.310.796**	**3.850.000**				**328.218.276**
1056	**71.353.458**							**71.353.458**
Total	**316.410.938**	**0**	**79.310.796**	**3.850.000**	**0**	**0**	**0**	**399.571.734**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34102 MINISTÉRIO PÚBLICO MILITAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031	**Programa de Gestão e Manutenção do Ministério Público**								**390.780.624**
	Atividade								**284.294.008**
0031 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**15.357.148**
0031 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								15.357.148
			F	3-ODC	1	90	0	1000	15.357.148
0031 **20TP**	**Ativos Civis da União**	03 122							**201.482.212**
0031 20TP **0001**	Ativos Civis da União - **Nacional**								201.482.212
			F	1-PES	1	90	0	1000	200.229.376
			F	1-PES	1	91	0	1000	1.252.836
0031 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**16.155.151**
0031 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								16.155.151
			F	3-ODC	1	90	0	1000	16.155.151
0031 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**733.920**
0031 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 6								733.920
			F	3-ODC	2	90	0	1000	733.920
0031 **21EP**	**Retribuição no Exterior**	03 122							**1.000**
0031 21EP **0002**	Retribuição no Exterior - **Exterior**								1.000
			F	1-PES	1	90	0	1000	1.000
0031 **4263**	**Defesa do Interesse Público no Processo Judiciário - Ministério Público Militar**	03 062							**50.564.577**
0031 4263 **0001**	Defesa do Interesse Público no Processo Judiciário - Ministério Público Militar - **Nacional** Parecer elaborado (unidade): 66.129								50.564.577
			F	3-ODC	2	90	0	1000	46.991.031
			F	3-ODC	2	91	0	1000	73.546
			F	4-INV	2	90	0	1000	3.500.000
	Projeto								**350.000**
0031 **12DN**	**Construção do Edifício-Sede da Procuradoria da Justiça Militar no Rio de Janeiro - RJ**	03 122							**350.000**
0031 12DN **3341**	Construção do Edifício-Sede da Procuradoria da Justiça Militar no Rio de Janeiro - RJ - **No Município do Rio de Janeiro - RJ** Edifício construído (% de execução física): 1								350.000
			F	4-INV	2	90	0	1000	350.000
	Operação Especial								**106.136.616**
0031 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**71.353.458**
0031 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								71.353.458
			S	1-PES	1	90	0	1056	71.353.458
0031 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**34.783.158**
0031 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								34.783.158
			F	1-PES	0	91	0	1000	34.783.158
0909	**Operações Especiais: Outros Encargos Especiais**								**13.094**
	Operação Especial								**13.094**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**12.094**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								12.094
			F	1-PES	1	90	0	1000	12.094
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
0999	**Reserva de Contingência**								**8.778.016**
	Operação Especial								**8.778.016**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.235.073**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34102 MINISTÉRIO PÚBLICO MILITAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								1.235.073
			F	1-PES	0	91	0	1000	1.235.073
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**7.542.943**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								7.542.943
			F	1-PES	1	90	0	1000	7.542.943
Total									**399.571.734**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34103 MINISTÉRIO PÚBLICO DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.188.641.072	1.277.453.104	1.277.453.104	1.369.297.129	1.369.297.129
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	1.187.203.423	1.222.051.518	1.222.051.518	1.362.600.775	1.336.824.861
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.437.649	1.381.219	1.381.219	2.025.716	2.025.716
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	0	100.000	100.000
0999	RESERVA DE CONTINGÊNCIA	0	54.020.367	54.020.367	4.570.638	30.346.552
Funcao						
03	ESSENCIAL À JUSTIÇA	1.059.933.614	1.103.561.094	1.103.561.094	1.222.771.271	1.196.995.357
09	PREVIDÊNCIA SOCIAL	127.269.808	118.490.424	118.490.424	139.829.504	139.829.504
28	ENCARGOS ESPECIAIS	1.437.649	1.381.219	1.381.219	2.125.716	2.125.716
99	RESERVA DE CONTINGÊNCIA	0	54.020.367	54.020.367	4.570.638	30.346.552
Subfuncao						
062	DEFESA DO INTERESSE PÚBLICO NO PROCESSO JUDICIÁRIO	67.204.097	83.847.453	83.847.453	99.679.615	99.679.615
122	ADMINISTRAÇÃO GERAL	790.384.851	801.235.699	801.235.699	888.623.882	865.987.434
131	COMUNICAÇÃO SOCIAL	1.532.927	2.871.100	2.871.100	2.420.100	2.420.100
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	127.269.808	118.490.424	118.490.424	139.829.504	139.829.504
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	98.951.535	106.478.161	106.478.161	118.312.478	118.312.478
846	OUTROS ENCARGOS ESPECIAIS	103.297.854	110.509.900	110.509.900	115.860.912	112.721.446
999	RESERVA DE CONTINGÊNCIA	0	54.020.367	54.020.367	4.570.638	30.346.552
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.020.952.513	1.084.256.390	1.084.256.390	1.148.546.136	1.148.546.136
3	OUTRAS DESPESAS CORRENTES	166.058.984	187.579.373	187.579.373	215.750.993	215.750.993
4	INVESTIMENTOS	1.629.575	5.617.341	5.617.341	5.000.000	5.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.008.716.632**		**215.744.320**	**5.000.000**				**1.229.460.952**
1050			**6.673**					**6.673**
1056	**139.829.504**							**139.829.504**
Total	**1.148.546.136**	**0**	**215.750.993**	**5.000.000**	**0**	**0**	**0**	**1.369.297.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34103 MINISTÉRIO PÚBLICO DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031	**Programa de Gestão e Manutenção do Ministério Público**								**1.336.824.861**
	Atividade								**1.086.399.627**
0031 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**56.358.076**
0031 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								56.358.076
			F	3-ODC	1	90	0	1000	56.358.076
0031 **20TP**	**Ativos Civis da União**	03 122							**865.138.332**
0031 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								865.138.332
			F	1-PES	1	90	0	1000	861.460.626
			F	1-PES	1	91	0	1000	3.677.706
0031 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**61.954.402**
0031 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								21.413
			F	3-ODC	1	90	0	1000	21.413
0031 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								61.932.989
			F	3-ODC	1	90	0	1000	61.932.989
0031 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**238.800**
0031 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF**								238.800
	Agente público beneficiado (unidade): 5		F	3-ODC	2	90	0	1000	238.800
0031 **21EP**	**Retribuição no Exterior**	03 122							**610.302**
0031 21EP **0002**	Retribuição no Exterior - **Exterior**								610.302
			F	1-PES	1	90	0	1000	610.302
0031 **2549**	**Comunicação e Divulgação Institucional**	03 131							**2.420.100**
0031 2549 **0053**	Comunicação e Divulgação Institucional - **No Distrito Federal**								2.420.100
	Ação de comunicação realizada (unidade): 450		F	3-ODC	2	90	0	1000	2.374.100
			F	4-INV	2	90	0	1000	46.000
0031 **4261**	**Defesa do Interesse Público no Processo Judiciário - Ministério Público do Distrito Federal e Territórios**	03 062							**99.679.615**
0031 4261 **0002**	Defesa do Interesse Público no Processo Judiciário - Ministério Público do Distrito Federal e Territórios - **Exterior**								437.700
	Parecer elaborado (unidade): 1		F	3-ODC	2	90	0	1000	437.700
0031 4261 **0053**	Defesa do Interesse Público no Processo Judiciário - Ministério Público do Distrito Federal e Territórios - **No Distrito Federal**								99.241.915
	Parecer elaborado (unidade): 2.067.202		F	3-ODC	2	90	0	1000	94.192.342
			F	3-ODC	2	90	0	1050	6.673
			F	3-ODC	2	91	0	1000	88.900
			F	4-INV	2	90	0	1000	4.954.000
	Operação Especial								**250.425.234**
0031 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**139.829.504**
0031 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								139.829.504
			S	1-PES	1	90	0	1056	139.829.504
0031 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**110.595.730**
0031 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								110.595.730
			F	1-PES	0	91	0	1000	110.595.730
0909	**Operações Especiais: Outros Encargos Especiais**								**2.025.716**
	Operação Especial								**2.025.716**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.024.716**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								2.024.716
			F	1-PES	1	90	0	1000	2.024.716
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34103 MINISTÉRIO PÚBLICO DO DISTRITO FEDERAL E DOS TERRITÓRIOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**100.000**
	Operação Especial								**100.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**100.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								100.000
			F	3-ODC	2	50	0	1000	100.000
0999	**Reserva de Contingência**								**30.346.552**
	Operação Especial								**30.346.552**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**3.485.884**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								3.485.884
			F	1-PES	0	91	0	1000	3.485.884
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**26.860.668**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								26.860.668
			F	1-PES	1	90	0	1000	26.860.668
Total									**1.369.297.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34104 MINISTÉRIO PÚBLICO DO TRABALHO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.350.040.914	2.508.967.103	2.508.967.103	2.695.395.472	2.695.395.472
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	2.343.868.992	2.383.825.137	2.383.825.137	2.676.642.723	2.628.534.153
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	6.171.922	6.322.126	6.322.126	7.470.758	7.470.758
0999	RESERVA DE CONTINGÊNCIA	0	118.819.840	118.819.840	11.281.991	59.390.561
Funcao						
03	ESSENCIAL À JUSTIÇA	2.050.736.936	2.100.597.440	2.100.597.440	2.359.711.652	2.311.603.082
09	PREVIDÊNCIA SOCIAL	293.132.056	283.227.697	283.227.697	316.931.071	316.931.071
28	ENCARGOS ESPECIAIS	6.171.922	6.322.126	6.322.126	7.470.758	7.470.758
99	RESERVA DE CONTINGÊNCIA	0	118.819.840	118.819.840	11.281.991	59.390.561
Subfuncao						
062	DEFESA DO INTERESSE PÚBLICO NO PROCESSO JUDICIÁRIO	210.197.929	256.568.922	256.568.922	247.869.749	247.869.749
122	ADMINISTRAÇÃO GERAL	1.472.744.080	1.456.977.744	1.456.977.744	1.682.081.844	1.638.614.245
131	COMUNICAÇÃO SOCIAL	2.048.769	2.895.295	2.895.295	2.000.000	2.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	293.132.056	283.227.697	283.227.697	316.931.071	316.931.071
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	177.950.023	184.555.560	184.555.560	216.486.930	216.486.930
846	OUTROS ENCARGOS ESPECIAIS	193.968.056	205.922.045	205.922.045	218.743.887	214.102.916
999	RESERVA DE CONTINGÊNCIA	0	118.819.840	118.819.840	11.281.991	59.390.561
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.957.606.754	2.060.227.841	2.060.227.841	2.226.437.243	2.226.437.243
3	OUTRAS DESPESAS CORRENTES	386.026.547	444.583.655	444.583.655	465.366.222	465.366.222
4	INVESTIMENTOS	6.407.613	4.155.607	4.155.607	3.592.007	3.592.007

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.909.506.172**		**465.366.222**	**3.592.007**				**2.378.464.401**
1056	**316.931.071**							**316.931.071**
Total	**2.226.437.243**	**0**	**465.366.222**	**3.592.007**	**0**	**0**	**0**	**2.695.395.472**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34104 MINISTÉRIO PÚBLICO DO TRABALHO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031	**Programa de Gestão e Manutenção do Ministério Público**								**2.628.534.153**
	Atividade								**2.104.970.924**
0031 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**102.642.118**
0031 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								102.642.118
			F	3-ODC	1	90	0	1000	102.642.118
0031 **20TP**	**Ativos Civis da União**	03 122							**1.636.011.694**
0031 20TP **0001**	Ativos Civis da União - **Nacional**								1.636.011.694
			F	1-PES	1	90	0	1000	1.636.011.694
0031 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**113.844.812**
0031 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								113.843.812
			F	3-ODC	1	90	0	1000	113.843.812
0031 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								1.000
			F	3-ODC	1	90	0	1000	1.000
0031 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**2.601.550**
0031 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								2.601.550
	Agente público beneficiado (unidade): 28		F	3-ODC	2	90	0	1000	2.601.550
0031 **21EP**	**Retribuição no Exterior**	03 122							**1.001**
0031 21EP **0002**	Retribuição no Exterior - **Exterior**								1.001
			F	1-PES	1	90	0	1000	1.001
0031 **2549**	**Comunicação e Divulgação Institucional**	03 131							**2.000.000**
0031 2549 **0001**	Comunicação e Divulgação Institucional - **Nacional**								2.000.000
	Ação de comunicação realizada (unidade): 1.600		F	3-ODC	2	90	0	1000	2.000.000
0031 **4262**	**Defesa do Interesse Público no Processo Judiciário - Ministério Público do Trabalho**	03 062							**247.869.749**
0031 4262 **0001**	Defesa do Interesse Público no Processo Judiciário - Ministério Público do Trabalho - **Nacional**								247.869.749
	Parecer elaborado (unidade): 1.850.300		F	3-ODC	2	90	0	1000	244.077.820
			F	3-ODC	2	91	0	1000	199.922
			F	4-INV	2	90	0	1000	3.592.007
	Operação Especial								**523.563.229**
0031 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**316.931.071**
0031 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								316.931.071
			S	1-PES	1	90	0	1056	316.931.071
0031 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**206.632.158**
0031 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								206.632.158
			F	1-PES	0	91	0	1000	206.632.158
0909	**Operações Especiais: Outros Encargos Especiais**								**7.470.758**
	Operação Especial								**7.470.758**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**7.469.758**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								7.469.758
			F	1-PES	1	90	0	1000	7.469.758
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	90	0	1000	1.000
0999	**Reserva de Contingência**								**59.390.561**
	Operação Especial								**59.390.561**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**5.729.713**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34104 MINISTÉRIO PÚBLICO DO TRABALHO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								5.729.713
			F	1-PES	0	91	0	1000	5.729.713
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**53.660.848**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								53.660.848
			F	1-PES	1	90	0	1000	53.660.848
Total									**2.695.395.472**

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34105 ESCOLA SUPERIOR DO MINISTÉRIO PÚBLICO DA UNIÃO

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		38.552.576	41.229.243	41.229.243	44.423.987	44.423.987
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	38.552.576	39.951.696	39.951.696	44.151.345	43.363.567
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	23.131	23.131	25.369	25.369
0999	RESERVA DE CONTINGÊNCIA	0	1.254.416	1.254.416	247.273	1.035.051
Funcao						
03	ESSENCIAL À JUSTIÇA	38.552.576	39.701.696	39.701.696	44.087.360	43.299.582
09	PREVIDÊNCIA SOCIAL	0	250.000	250.000	63.985	63.985
28	ENCARGOS ESPECIAIS	0	23.131	23.131	25.369	25.369
99	RESERVA DE CONTINGÊNCIA	0	1.254.416	1.254.416	247.273	1.035.051
Subfuncao						
122	ADMINISTRAÇÃO GERAL	14.489.327	14.458.316	14.458.316	17.437.040	16.725.567
128	FORMAÇÃO DE RECURSOS HUMANOS	20.140.377	20.982.134	20.982.134	21.395.240	21.395.240
131	COMUNICAÇÃO SOCIAL	480.099	538.966	538.966	620.000	620.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	250.000	250.000	63.985	63.985
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.047.614	2.110.354	2.110.354	2.868.357	2.868.357
846	OUTROS ENCARGOS ESPECIAIS	1.395.158	1.635.057	1.635.057	1.792.092	1.715.787
999	RESERVA DE CONTINGÊNCIA	0	1.254.416	1.254.416	247.273	1.035.051
GND						
1	PESSOAL E ENCARGOS SOCIAIS	15.879.553	17.547.789	17.547.789	19.505.390	19.505.390
3	OUTRAS DESPESAS CORRENTES	20.344.188	23.414.888	23.414.888	24.842.747	24.842.747
4	INVESTIMENTOS	2.328.835	266.566	266.566	75.850	75.850

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**19.441.405**		**24.837.673**	**75.850**				**44.354.928**
1050			**5.074**					**5.074**
1056	**63.985**							**63.985**
Total	**19.505.390**	**0**	**24.842.747**	**75.850**	**0**	**0**	**0**	**44.423.987**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34105 ESCOLA SUPERIOR DO MINISTÉRIO PÚBLICO DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031	**Programa de Gestão e Manutenção do Ministério Público**								**43.363.567**
	Atividade								**41.609.164**
0031 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**1.237.601**
0031 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								1.237.601
			F	3-ODC	1	90	0	1000	1.237.601
0031 **20HP**	**Desenvolvimento de competências de membros e servidores do MPU, pesquisa e disseminação do conhecimento**	03 128							**21.395.240**
0031 20HP **0001**	Desenvolvimento de competências de membros e servidores do MPU, pesquisa e disseminação do conhecimento - **Nacional**								21.395.240
	Projeto desenvolvido (unidade): 219		F	3-ODC	2	90	0	1000	21.304.316
			F	3-ODC	2	90	0	1050	5.074
			F	3-ODC	2	91	0	1000	10.000
			F	4-INV	2	90	0	1000	75.850
0031 **20TP**	**Ativos Civis da União**	03 122							**16.689.567**
0031 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								16.689.567
			F	1-PES	1	90	0	1000	16.689.567
0031 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**1.630.756**
0031 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								1.630.756
			F	3-ODC	1	90	0	1000	1.630.756
0031 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**35.000**
0031 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								35.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	35.000
0031 **21EP**	**Retribuição no Exterior**	03 122							**1.000**
0031 21EP **0002**	Retribuição no Exterior - **Exterior**								1.000
			F	1-PES	1	90	0	1000	1.000
0031 **2549**	**Comunicação e Divulgação Institucional**	03 131							**620.000**
0031 2549 **0001**	Comunicação e Divulgação Institucional - **Nacional**								620.000
	Ação de comunicação realizada (unidade): 2.074		F	3-ODC	2	90	0	1000	620.000
	Operação Especial								**1.754.403**
0031 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**63.985**
0031 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								63.985
			S	1-PES	1	90	0	1056	63.985
0031 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**1.690.418**
0031 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								1.690.418
			F	1-PES	0	91	0	1000	1.690.418
0909	**Operações Especiais: Outros Encargos Especiais**								**25.369**
	Operação Especial								**25.369**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**24.369**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								24.369
			F	1-PES	1	90	0	1000	24.369
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**1.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								1.000
			S	1-PES	1	91	0	1000	1.000
0999	**Reserva de Contingência**								**1.035.051**
	Operação Especial								**1.035.051**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**125.793**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								125.793
			F	1-PES	0	91	0	1000	125.793

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 34000 MINISTÉRIO PÚBLICO DA UNIÃO

Unidade: 34105 ESCOLA SUPERIOR DO MINISTÉRIO PÚBLICO DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**909.258**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								909.258
			F	1-PES	1	90	0	1000	909.258
Total									**44.423.987**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 59000 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		116.993.278	123.194.230	123.194.230	133.216.601	133.216.601
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	116.993.278	115.972.218	115.972.218	132.098.493	129.170.084
0999	RESERVA DE CONTINGÊNCIA	0	7.222.012	7.222.012	1.118.108	4.046.517
Funcao						
03	ESSENCIAL À JUSTIÇA	116.457.010	115.388.913	115.388.913	131.528.712	128.600.303
09	PREVIDÊNCIA SOCIAL	536.269	583.305	583.305	569.781	569.781
99	RESERVA DE CONTINGÊNCIA	0	7.222.012	7.222.012	1.118.108	4.046.517
Subfuncao						
032	CONTROLE EXTERNO	39.896.644	39.761.521	39.761.521	43.955.354	43.955.354
122	ADMINISTRAÇÃO GERAL	60.223.343	59.168.755	59.168.755	67.917.014	65.314.824
131	COMUNICAÇÃO SOCIAL	1.711.398	1.668.100	1.668.100	1.672.100	1.672.100
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	536.269	583.305	583.305	569.781	569.781
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.098.765	9.039.587	9.039.587	10.616.849	10.616.849
846	OUTROS ENCARGOS ESPECIAIS	6.526.859	5.750.950	5.750.950	7.367.395	7.041.176
999	RESERVA DE CONTINGÊNCIA	0	7.222.012	7.222.012	1.118.108	4.046.517
UO						
59101	CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO	116.993.278	123.194.230	123.194.230	133.216.601	133.216.601
GND						
1	PESSOAL E ENCARGOS SOCIAIS	65.604.309	70.721.999	70.721.999	74.899.340	74.899.340
3	OUTRAS DESPESAS CORRENTES	48.412.215	51.827.019	51.827.019	57.182.541	57.182.541
4	INVESTIMENTOS	2.976.754	645.212	645.212	1.134.720	1.134.720

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**74.329.559**		**57.168.875**	**1.134.720**				**132.633.154**
1050			**13.666**					**13.666**
1056	**569.781**							**569.781**
Total	**74.899.340**	**0**	**57.182.541**	**1.134.720**	**0**	**0**	**0**	**133.216.601**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 59000 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Unidade: 59101 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		116.993.278	123.194.230	123.194.230	133.216.601	133.216.601
Programa						
0031	PROGRAMA DE GESTÃO E MANUTENÇÃO DO MINISTÉRIO PÚBLICO	116.993.278	115.972.218	115.972.218	132.098.493	129.170.084
0999	RESERVA DE CONTINGÊNCIA	0	7.222.012	7.222.012	1.118.108	4.046.517
Funcao						
03	ESSENCIAL À JUSTIÇA	116.457.010	115.388.913	115.388.913	131.528.712	128.600.303
09	PREVIDÊNCIA SOCIAL	536.269	583.305	583.305	569.781	569.781
99	RESERVA DE CONTINGÊNCIA	0	7.222.012	7.222.012	1.118.108	4.046.517
Subfuncao						
032	CONTROLE EXTERNO	39.896.644	39.761.521	39.761.521	43.955.354	43.955.354
122	ADMINISTRAÇÃO GERAL	60.223.343	59.168.755	59.168.755	67.917.014	65.314.824
131	COMUNICAÇÃO SOCIAL	1.711.398	1.668.100	1.668.100	1.672.100	1.672.100
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	536.269	583.305	583.305	569.781	569.781
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.098.765	9.039.587	9.039.587	10.616.849	10.616.849
846	OUTROS ENCARGOS ESPECIAIS	6.526.859	5.750.950	5.750.950	7.367.395	7.041.176
999	RESERVA DE CONTINGÊNCIA	0	7.222.012	7.222.012	1.118.108	4.046.517
GND						
1	PESSOAL E ENCARGOS SOCIAIS	65.604.309	70.721.999	70.721.999	74.899.340	74.899.340
3	OUTRAS DESPESAS CORRENTES	48.412.215	51.827.019	51.827.019	57.182.541	57.182.541
4	INVESTIMENTOS	2.976.754	645.212	645.212	1.134.720	1.134.720

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**74.329.559**		**57.168.875**	**1.134.720**				**132.633.154**
1050			**13.666**					**13.666**
1056	**569.781**							**569.781**
Total	**74.899.340**	**0**	**57.182.541**	**1.134.720**	**0**	**0**	**0**	**133.216.601**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 59000 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Unidade: 59101 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0031			**Programa de Gestão e Manutenção do Ministério Público**								**129.170.084**
			Atividade								**121.525.367**
0031	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**5.056.861**
0031	2004	**5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								5.056.861
					F	3-ODC	1	90	0	1000	5.056.861
0031	**20TP**		**Ativos Civis da União**	03 122							**63.241.866**
0031	20TP	**5664**	Ativos Civis da União - **Em Brasília - DF**								63.241.866
					F	1-PES	1	90	0	1000	62.256.657
					F	1-PES	1	91	0	1000	985.209
0031	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**5.559.988**
0031	212B	**5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								5.559.988
					F	3-ODC	1	90	0	1000	5.559.988
0031	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	03 122							**2.072.958**
0031	216H	**5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF** Agente público beneficiado (unidade): 36								2.072.958
					F	3-ODC	2	90	0	1000	2.072.958
0031	**219I**		**Publicidade Institucional e de Utilidade Pública**	03 131							**250.000**
0031	219I	**0001**	Publicidade Institucional e de Utilidade Pública - **Nacional** Conteúdo divulgado (unidade): 198								250.000
					F	3-ODC	2	90	0	1000	250.000
0031	**2549**		**Comunicação e Divulgação Institucional**	03 131							**1.422.100**
0031	2549	**0001**	Comunicação e Divulgação Institucional - **Nacional** Ação de comunicação realizada (unidade): 11.400								1.422.100
					F	3-ODC	2	90	0	1000	1.422.100
0031	**8010**		**Atuação Estratégica para Controle e Fortalecimento do Ministério Público**	03 032							**43.921.594**
0031	8010	**0001**	Atuação Estratégica para Controle e Fortalecimento do Ministério Público - **Nacional** Estratégia cumprida (%): 100								43.921.594
					F	3-ODC	2	90	0	1000	42.753.208
					F	3-ODC	2	90	0	1050	13.666
					F	3-ODC	2	91	0	1000	20.000
					F	4-INV	2	90	0	1000	1.134.720
			Projeto								**33.760**
0031	**15V7**		**Construção do Edifício-Sede do Conselho Nacional do Ministério Público em Brasília - DF**	03 032							**33.760**
0031	15V7	**5664**	Construção do Edifício-Sede do Conselho Nacional do Ministério Público em Brasília - DF - **Em Brasília - DF** Edifício construído (% de execução): 1								33.760
					F	3-ODC	2	90	0	1000	33.760
			Operação Especial								**7.610.957**
0031	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**569.781**
0031	0181	**5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								569.781
					S	1-PES	1	90	0	1056	569.781
0031	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**7.041.176**
0031	09HB	**5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								7.041.176
					F	1-PES	0	91	0	1000	7.041.176
0999			**Reserva de Contingência**								**4.046.517**
			Operação Especial								**4.046.517**
0999	**0Z00**		**Reserva de Contingência - Financeira**	99 999							**464.787**
0999	0Z00	**6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								464.787
					F	1-PES	0	91	0	1000	464.787
0999	**0Z01**		**Reserva de Contingência Fiscal - Primária**	99 999							**3.581.730**
0999	0Z01	**6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								3.581.730
					F	1-PES	1	90	0	1000	3.581.730

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Ministério Público

Órgão: 59000 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Unidade: 59101 CONSELHO NACIONAL DO MINISTÉRIO PÚBLICO

Total	**133.216.601**

CONGRESSO NACIONAL

ORÇAMENTO DA UNIÃO

EXERCÍCIO FINANCEIRO DE 2026

Projeto de Lei nº 15/2025 – CN

Mensagem nº 1.214/2025

VOLUME IV

DETALHAMENTO DAS AÇÕES

Órgãos do Poder Executivo

Presidência da República

Ministérios (exceto MEC)



Brasília, 19 dezembro de 2025

LEI ORÇAMENTÁRIA

VOLUME IV

DETALHAMENTO DAS AÇÕES

ÓRGÃOS DO PODER EXECUTIVO, PRESIDÊNCIA DA REPÚBLICA E MINISTÉRIOS (EXCETO MEC)

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		8.035.876.351	35.696.329.159	35.683.320.026	3.778.000.341	3.852.697.693
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.685.684.721	3.897.606.379	3.793.435.787	3.112.573.313	3.042.124.817
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	15.843.358	29.950.285	29.950.285	31.513.327	31.513.327
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	0	10.000.000.000	28.134.899.507	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.994.307.819	21.174.950.727	99.550.104	24.535.756	22.742.191
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	14.013.803	1.417.200	5.397.831	9.102.500	8.743.143
0999	RESERVA DE CONTINGÊNCIA	0	226.636.368	226.636.368	269.057.540	269.057.540
1149	RECONSTRUÇÃO, AMPLIAÇÃO E APROFUNDAMENTO DA PARTICIPAÇÃO SOCIAL E DA DEMOCRACIA	30.281.152	64.752.710	65.758.338	44.720.738	132.340.405
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	0	0	3.000.000.000	0	0
2301	TRANSFORMAÇÃO DO ESTADO PARA A CIDADANIA E O DESENVOLVIMENTO	23.018.885	0	0	0	0
4101	COMUNICAÇÃO PÚBLICA E GOVERNAMENTAL	206.221.793	221.830.830	222.071.272	214.820.400	234.770.400
4102	SEGURANÇA INSTITUCIONAL	36.171.036	52.784.660	50.239.894	50.980.500	52.375.859
5135	JUVENTUDE: DIREITOS, PARTICIPAÇÃO E BEM VIVER	30.333.784	26.400.000	55.380.640	20.696.267	59.030.011
Funcao						
04	ADMINISTRAÇÃO	2.130.535.233	3.310.588.068	3.210.086.172	2.552.879.681	2.502.462.036
06	SEGURANÇA PÚBLICA	422.935.274	464.844.565	464.844.565	504.093.222	504.093.222
07	RELAÇÕES EXTERIORES	0	100.005.000	92.931.716	0	0
09	PREVIDÊNCIA SOCIAL	406.864.200	319.087.560	319.087.560	339.343.868	339.343.868
14	DIREITOS DA CIDADANIA	51.376.665	68.849.386	99.935.918	47.474.447	174.742.366
18	GESTÃO AMBIENTAL	0	0	3.000.000.000	0	0
28	ENCARGOS ESPECIAIS	5.024.164.980	31.206.318.212	28.269.797.727	65.151.583	62.998.661
99	RESERVA DE CONTINGÊNCIA	0	226.636.368	226.636.368	269.057.540	269.057.540
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	0	12.158.480	11.558.709	10.000.000	9.267.380
122	ADMINISTRAÇÃO GERAL	1.510.879.023	2.428.884.361	2.369.074.812	1.791.898.112	1.767.667.470
125	NORMATIZAÇÃO E FISCALIZAÇÃO	23.018.885	0	0	0	0
126	TECNOLOGIA DA INFORMAÇÃO	391.808	400.000	400.000	550.000	5.640.000
131	COMUNICAÇÃO SOCIAL	575.253.869	846.229.710	807.443.502	752.756.730	702.003.916
183	INFORMAÇÃO E INTELIGÊNCIA	65.198.215	84.449.984	82.903.174	81.200.000	81.458.431
211	RELAÇÕES DIPLOMÁTICAS	245.283	100.005.000	92.931.716	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	406.864.200	319.087.560	319.087.560	339.343.868	339.343.868
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	118.935.020	125.676.045	125.676.045	141.460.891	141.460.891
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	51.376.665	68.849.386	99.935.918	47.474.447	174.742.366
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	0	0	3.000.000.000	0	0
571	DESENVOLVIMENTO CIENTÍFICO	748.548	1.000.000	980.631	1.000.000	1.000.000
662	PRODUÇÃO INDUSTRIAL	46.004.986	62.606.290	62.606.290	59.950.000	59.950.000
722	TELECOMUNICAÇÕES	159.468.259	158.224.540	158.484.351	153.870.400	173.820.400
846	OUTROS ENCARGOS ESPECIAIS	5.077.491.590	31.262.121.435	28.325.600.950	129.438.353	127.285.431
999	RESERVA DE CONTINGÊNCIA	0	226.636.368	226.636.368	269.057.540	269.057.540
UO						
20101	PRESIDÊNCIA DA REPÚBLICA	1.355.160.612	2.595.008.661	2.519.963.686	1.586.343.231	1.641.225.574
20118	AGÊNCIA BRASILEIRA DE INTELIGÊNCIA - ABIN	783.587.500	833.382.520	831.419.772	933.450.090	933.315.099
20415	EMPRESA BRASIL DE COMUNICAÇÃO S.A. - EBC	706.407.672	954.941.838	955.182.280	1.164.019.668	1.183.969.668
20927	FUNDO DE IMPRENSA NACIONAL	180.395.620	161.553.207	161.553.207	94.187.352	94.187.352
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.616.754.165	1.614.063.274	1.614.063.274	1.887.552.899	1.887.552.899
3	OUTRAS DESPESAS CORRENTES	6.329.643.449	2.565.008.245	2.556.287.583	1.506.229.263	1.577.544.405
4	INVESTIMENTOS	56.703.695	115.721.765	115.934.410	90.679.125	95.854.900
5	INVERSOES FINANCEIRAS	32.775.042	31.174.899.507	31.170.398.391	24.481.514	22.687.949
9	RESERVA DE CONTINGENCIA	0	226.636.368	226.636.368	269.057.540	269.057.540

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.525.516.418**		**1.385.409.816**	**71.752.075**	**22.687.949**			**3.005.366.258**
1001	**216.565.683**							**216.565.683**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1037			66.580.747	10.000.000			250.117.012	326.697.759
1050	22.692.613		125.553.842	14.102.825			18.940.528	181.289.808
1056	122.778.185							122.778.185
Total	1.887.552.899	0	1.577.544.405	95.854.900	22.687.949	0	269.057.540	3.852.697.693

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20101 PRESIDÊNCIA DA REPÚBLICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.355.160.612	2.595.008.661	2.519.963.686	1.586.343.231	1.641.225.574
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.211.585.796	2.409.641.091	2.307.675.099	1.436.334.591	1.366.021.086
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	32.775.042	40.013.000	35.511.884	24.508.635	22.715.070
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	14.013.803	1.417.200	5.397.831	9.102.500	8.743.143
1149	RECONSTRUÇÃO, AMPLIAÇÃO E APROFUNDAMENTO DA PARTICIPAÇÃO SOCIAL E DA DEMOCRACIA	30.281.152	64.752.710	65.758.338	44.720.738	132.340.405
4102	SEGURANÇA INSTITUCIONAL	36.171.036	52.784.660	50.239.894	50.980.500	52.375.859
5135	JUVENTUDE: DIREITOS, PARTICIPAÇÃO E BEM VIVER	30.333.784	26.400.000	55.380.640	20.696.267	59.030.011
Funcao						
04	ADMINISTRAÇÃO	1.256.995.102	2.369.816.075	2.271.278.337	1.505.243.528	1.435.010.874
06	SEGURANÇA PÚBLICA	0	15.000.000	15.000.000	0	0
07	RELAÇÕES EXTERIORES	0	99.900.000	92.826.716	0	0
09	PREVIDÊNCIA SOCIAL	0	13.000	13.000	14.121	14.121
14	DIREITOS DA CIDADANIA	51.376.665	68.849.386	99.935.918	47.474.447	174.742.366
28	ENCARGOS ESPECIAIS	46.788.845	41.430.200	40.909.715	33.611.135	31.458.213
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	0	12.158.480	11.558.709	10.000.000	9.267.380
122	ADMINISTRAÇÃO GERAL	655.911.571	1.500.299.928	1.441.148.169	714.100.272	690.263.052
126	TECNOLOGIA DA INFORMAÇÃO	391.808	400.000	400.000	550.000	5.640.000
131	COMUNICAÇÃO SOCIAL	575.253.869	846.229.710	807.443.502	752.756.730	702.003.916
211	RELAÇÕES DIPLOMÁTICAS	245.283	99.900.000	92.826.716	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	13.000	13.000	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	25.096.893	25.632.524	25.632.524	23.461.641	23.461.641
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	51.376.665	68.849.386	99.935.918	47.474.447	174.742.366
846	OUTROS ENCARGOS ESPECIAIS	46.884.524	41.525.633	41.005.148	37.986.020	35.833.098
GND						
1	PESSOAL E ENCARGOS SOCIAIS	297.873.230	296.914.922	296.914.922	389.392.346	389.392.346
3	OUTRAS DESPESAS CORRENTES	995.717.299	2.202.793.739	2.132.458.414	1.112.069.371	1.165.870.307
4	INVESTIMENTOS	28.795.041	55.300.000	55.091.466	60.400.000	63.274.972
5	INVERSOES FINANCEIRAS	32.775.042	40.000.000	35.498.884	24.481.514	22.687.949

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**389.378.225**		**1.165.870.307**	**63.274.972**	**22.687.949**			**1.641.211.453**
1056	**14.121**							**14.121**
Total	**389.392.346**	**0**	**1.165.870.307**	**63.274.972**	**22.687.949**	**0**	**0**	**1.641.225.574**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20101 PRESIDÊNCIA DA REPÚBLICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.366.021.086**
	Atividade								**1.361.632.080**
0032 **2000**	**Administração da Unidade**	04 122							**229.872.403**
0032 2000 **0001**	Administração da Unidade - **Nacional**								229.872.403
			F	3-ODC	2	90	0	1000	189.982.191
			F	3-ODC	2	91	0	1000	2.450.000
			F	4-INV	2	90	0	1000	37.440.212
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**5.615.268**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								5.615.268
			F	3-ODC	1	90	0	1000	5.615.268
0032 **2017**	**Comunicação Institucional**	04 131							**655.667.020**
0032 2017 **0001**	Comunicação Institucional - **Nacional**								655.667.020
	Comunicação institucional realizada (unidade): 1		F	3-ODC	2	90	0	1000	592.886.806
			F	3-ODC	2	91	0	1000	60.000.000
			F	4-INV	2	90	0	1000	2.780.214
0032 **20TP**	**Ativos Civis da União**	04 122							**361.028.491**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								361.028.491
			F	1-PES	1	90	0	1000	361.028.491
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**17.846.373**
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								131.628
			F	3-ODC	1	90	0	1000	131.628
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								17.714.745
			F	3-ODC	1	90	0	1000	17.714.745
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**7.413.904**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								7.413.904
	Agente público beneficiado (unidade): 345		F	3-ODC	2	90	0	1000	7.413.904
0032 **216Z**	**Gestão e Promoção do Programa de Parcerias de Investimentos**	04 122							**3.150.910**
0032 216Z **0001**	Gestão e Promoção do Programa de Parcerias de Investimentos - **Nacional**								3.150.910
	Iniciativa apoiada (unidade): 6		F	3-ODC	2	90	0	1000	3.150.910
0032 **21C5**	**Elaboração de Estudos e Avaliação de Projetos de Investimentos do Governo Federal**	04 121							**9.267.380**
0032 21C5 **0001**	Elaboração de Estudos e Avaliação de Projetos de Investimentos do Governo Federal - **Nacional**								9.267.380
	Estudo realizado (unidade): 1		F	3-ODC	2	90	0	1000	9.267.380
0032 **21EP**	**Retribuição no Exterior**	04 122							**500.000**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								500.000
			F	1-PES	1	90	0	1000	500.000
0032 **21GZ**	**Organização e Realização da 30ª Conferência das Nações Unidas sobre Mudanças Climáticas - COP 30**	04 122							**985.707**
0032 21GZ **0001**	Organização e Realização da 30ª Conferência das Nações Unidas sobre Mudanças Climáticas - COP 30 - **Nacional**								985.707
	Evento realizado (unidade): 1		F	3-ODC	2	90	0	1000	985.707
0032 **2867**	**Ativos Militares da União**	04 122							**21.847.728**
0032 2867 **0001**	Ativos Militares da União - **Nacional**								21.847.728
			F	1-PES	1	90	0	1000	21.847.728
0032 **2C11**	**Apoio Técnico e Administrativo à Equipe de Transição de Governo**	04 122							**1.600.000**
0032 2C11 **0001**	Apoio Técnico e Administrativo à Equipe de Transição de Governo - **Nacional**								1.600.000
			F	1-PES	1	90	0	1000	1.600.000
0032 **2C55**	**Disseminação de Conduta Ética no Poder Executivo Federal**	04 122							**500.000**
0032 2C55 **0001**	Disseminação de Conduta Ética no Poder Executivo Federal - **Nacional**								500.000
	Plano de trabalho executado (unidade): 1		F	3-ODC	2	90	0	1000	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20101 PRESIDÊNCIA DA REPÚBLICA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**4641**		**Publicidade de Utilidade Pública**	04 131							**46.336.896**
0032	4641	**0001**	Publicidade de Utilidade Pública - **Nacional**								46.336.896
					F	3-ODC	2	90	0	1000	46.336.896
			Operação Especial								**4.389.006**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032	0181	**0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								14.121
					S	1-PES	1	90	0	1056	14.121
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**4.374.885**
0032	09HB	**0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								4.374.885
					F	1-PES	0	91	0	1000	4.374.885
0909			**Operações Especiais: Outros Encargos Especiais**								**22.715.070**
			Operação Especial								**22.715.070**
0909	**00QF**		**Integralização de Cotas em Fundo de Apoio à Estruturação e ao Desenvolvimento de Projetos de Concessões e Parcerias Público-privadas da União, dos Estados, do Distrito Federal e dos Municípios**	28 846							**22.687.949**
0909	00QF	**0001**	Integralização de Cotas em Fundo de Apoio à Estruturação e ao Desenvolvimento de Projetos de Concessões e Parcerias Público-privadas da União, dos Estados, do Distrito Federal e dos Municípios - **Nacional**								22.687.949
					F	5-IFI	2	90	0	1000	6.116.471
					F	5-IFI	3	90	0	1000	16.571.478
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909	00S6	**0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
					F	1-PES	1	90	0	1000	14.121
0909	**00X3**		**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909	00X3	**0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
					S	1-PES	1	90	0	1000	13.000
0910			**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**8.743.143**
			Operação Especial								**8.743.143**
0910	**00UU**		**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**102.500**
0910	00UU	**0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								102.500
					F	3-ODC	2	80	0	1000	102.500
0910	**00W7**		**Contribuição à Organização dos Estados Ibero-americanos para a Educação, a Ciência e a Cultura (OEI) para Realização de Atividades de Promoção do Diálogo e da Participação Social**	28 846							**6.023.797**
0910	00W7	**0002**	Contribuição à Organização dos Estados Ibero-americanos para a Educação, a Ciência e a Cultura (OEI) para Realização de Atividades de Promoção do Diálogo e da Participação Social - **Exterior**								6.023.797
					F	3-ODC	2	90	0	1000	6.023.797
0910	**00XD**		**Contribuição Voluntária ao Fundo Global para a Integridade da Informação sobre Mudanças do Clima, da Organização das Nações Unidas para a Educação, a Ciência e a Cultura (UNESCO)**	28 846							**2.316.846**
0910	00XD	**0002**	Contribuição Voluntária ao Fundo Global para a Integridade da Informação sobre Mudanças do Clima, da Organização das Nações Unidas para a Educação, a Ciência e a Cultura (UNESCO) - **Exterior**								2.316.846
					F	3-ODC	2	80	0	1000	2.316.846
0910	**00XH**		**Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ)**	28 846							**300.000**
0910	00XH	**0002**	Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ) - **Exterior** Contribuição efetuada (R$ mil): 300								300.000
					F	3-ODC	2	90	0	1000	300.000
1149			**Reconstrução, Ampliação e Aprofundamento da Participação Social e da Democracia**								**132.340.405**
			Atividade								**132.340.405**
1149	**20D5**		**Gerenciamento das Relações Institucionais do Governo**	04 122							**8.586.850**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20101 PRESIDÊNCIA DA REPÚBLICA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1149	20D5	**0001**	Gerenciamento das Relações Institucionais do Governo - **Nacional**								8.586.850
			Assessoramento realizado (unidade): 1		F	3-ODC	2	90	0	1000	8.586.850
1149	**216X**		**Funcionamento dos Conselhos e Comissões da Presidência da República**	04 122							**8.041.200**
1149	216X	**0001**	Funcionamento dos Conselhos e Comissões da Presidência da República - **Nacional**								8.041.200
			Conselho mantido (unidade): 10		F	3-ODC	2	90	0	1000	8.041.200
1149	**2E24**		**Gestão e Fomento da Participação e do Diálogo Social**	14 422							**115.712.355**
1149	2E24	**0001**	Gestão e Fomento da Participação e do Diálogo Social - **Nacional**								108.916.355
			Pessoa beneficiada (unidade): 1.838.844		F	3-ODC	2	90	0	1000	99.816.355
					F	3-ODC	6	99	0	1000	4.100.000
					F	4-INV	2	30	0	1000	5.000.000
1149	2E24	**0029**	Gestão e Fomento da Participação e do Diálogo Social - **No Estado da Bahia**								200.000
			Pessoa beneficiada (unidade): 570		F	3-ODC	6	99	0	1000	200.000
1149	2E24	**0031**	Gestão e Fomento da Participação e do Diálogo Social - **No Estado de Minas Gerais**								420.000
			Pessoa beneficiada (unidade): 1.200		F	3-ODC	6	99	0	1000	420.000
1149	2E24	**0042**	Gestão e Fomento da Participação e do Diálogo Social - **No Estado de Santa Catarina**								2.700.000
			Pessoa beneficiada (unidade): 7.700		F	3-ODC	6	50	0	1000	2.700.000
1149	2E24	**0054**	Gestão e Fomento da Participação e do Diálogo Social - **No Estado de Mato Grosso do Sul**								3.476.000
			Pessoa beneficiada (unidade): 13.900		F	3-ODC	6	99	0	1000	3.476.000
4102			**Segurança Institucional**								**52.375.859**
			Atividade								**45.888.693**
4102	**21AP**		**Segurança da Informação e Cibersegurança**	04 126							**5.640.000**
4102	21AP	**0001**	Segurança da Informação e Cibersegurança - **Nacional**								5.640.000
			Apoio realizado (unidade): 10		F	3-ODC	2	90	0	1000	5.640.000
4102	**21H6**		**Gestão de Assuntos Estratégicos**	04 122							**973.076**
4102	21H6	**0001**	Gestão de Assuntos Estratégicos - **Nacional**								973.076
			Ação realizada (unidade): 1		F	3-ODC	2	90	0	1000	973.076
4102	**4693**		**Segurança Presidencial**	04 122							**39.275.617**
4102	4693	**0001**	Segurança Presidencial - **Nacional**								39.275.617
			Serviço mantido (unidade): 1		F	3-ODC	2	90	0	1000	32.788.451
					F	4-INV	2	90	0	1000	6.487.166
			Projeto								**6.487.166**
4102	**15R5**		**Implantação do Sistema de Proteção das Instalações Presidenciais - (ProPR)**	04 122							**6.487.166**
4102	15R5	**5664**	Implantação do Sistema de Proteção das Instalações Presidenciais - (ProPR) - **Em Brasília - DF**								6.487.166
			Sistema de proteção implantado (% de execução física): 1		F	4-INV	2	90	0	1000	6.487.166
5135			**Juventude: Direitos, Participação e Bem Viver**								**59.030.011**
			Atividade								**59.030.011**
5135	**217Y**		**Gestão e Fomento de Políticas Públicas de Juventude**	14 422							**59.030.011**
5135	217Y	**0001**	Gestão e Fomento de Políticas Públicas de Juventude - **Nacional**								43.130.017
			Política implantada (unidade): 40		F	3-ODC	2	30	0	1000	24.967.316
					F	3-ODC	2	90	0	1000	11.132.487
					F	3-ODC	6	50	0	1000	3.250.000
					F	3-ODC	6	99	0	1000	1.000.000
					F	4-INV	2	30	0	1000	2.780.214
5135	217Y	**0011**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado de Rondônia**								200.000
			Política implantada (unidade): 5		F	3-ODC	6	50	0	1000	200.000
5135	217Y	**0017**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado do Tocantins**								200.000
			Política implantada (unidade): 139		F	3-ODC	6	50	0	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20101 PRESIDÊNCIA DA REPÚBLICA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5135	217Y	**0026**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado de Pernambuco**								2.500.000
			Política implantada (unidade): 12		F	3-ODC	6	50	0	1000	1.350.000
					F	3-ODC	6	99	0	1000	850.000
					F	4-INV	6	50	0	1000	150.000
					F	4-INV	6	99	0	1000	150.000
5135	217Y	**0027**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado de Alagoas**								200.000
			Política implantada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5135	217Y	**0029**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado da Bahia**								500.000
			Política implantada (unidade): 4		F	3-ODC	6	99	0	1000	500.000
5135	217Y	**0031**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado de Minas Gerais**								750.000
			Política implantada (unidade): 6		F	3-ODC	6	50	0	1000	350.000
					F	3-ODC	6	99	0	1000	400.000
5135	217Y	**0033**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado do Rio de Janeiro**								2.550.000
			Política implantada (unidade): 4		F	3-ODC	6	99	0	1000	2.550.000
5135	217Y	**0035**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado de São Paulo**								2.800.000
			Política implantada (unidade): 11		F	3-ODC	6	99	0	1000	800.000
					F	4-INV	6	99	0	1000	2.000.000
5135	217Y	**0041**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado do Paraná**								300.000
			Política implantada (unidade): 1		F	3-ODC	6	99	0	1000	300.000
5135	217Y	**0042**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado de Santa Catarina**								850.000
			Política implantada (unidade): 5		F	3-ODC	6	50	0	1000	850.000
5135	217Y	**0043**	Gestão e Fomento de Políticas Públicas de Juventude - **No Estado do Rio Grande do Sul**								150.000
			Política implantada (unidade): 1		F	3-ODC	6	50	0	1000	150.000
5135	217Y	**0053**	Gestão e Fomento de Políticas Públicas de Juventude - **No Distrito Federal**								4.899.994
			Política implantada (unidade): 25		F	3-ODC	6	50	0	1000	299.994
					F	3-ODC	6	99	0	1000	4.600.000
Total											**1.641.225.574**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20118 AGÊNCIA BRASILEIRA DE INTELIGÊNCIA - ABIN

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		783.587.500	833.382.520	831.419.772	933.450.090	933.315.099
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	783.574.500	833.369.520	831.406.772	933.422.969	933.287.978
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	13.000	13.000	13.000	27.121	27.121
Funcao						
04	ADMINISTRAÇÃO	71.392.723	94.117.420	92.154.672	90.000.000	89.865.009
06	SEGURANÇA PÚBLICA	422.935.274	449.844.565	449.844.565	504.093.222	504.093.222
07	RELAÇÕES EXTERIORES	0	105.000	105.000	0	0
09	PREVIDÊNCIA SOCIAL	289.246.503	289.302.535	289.302.535	339.329.747	339.329.747
28	ENCARGOS ESPECIAIS	13.000	13.000	13.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	347.117.006	375.359.592	374.943.654	424.756.127	424.362.705
183	INFORMAÇÃO E INTELIGÊNCIA	65.198.215	84.449.984	82.903.174	81.200.000	81.458.431
211	RELAÇÕES DIPLOMÁTICAS	0	105.000	105.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	289.246.503	289.302.535	289.302.535	339.329.747	339.329.747
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	30.046.251	32.128.801	32.128.801	29.494.126	29.494.126
846	OUTROS ENCARGOS ESPECIAIS	51.979.525	52.036.608	52.036.608	58.670.090	58.670.090
GND						
1	PESSOAL E ENCARGOS SOCIAIS	682.148.526	707.331.299	707.331.299	813.955.964	813.955.964
3	OUTRAS DESPESAS CORRENTES	94.659.996	114.961.649	112.580.528	113.317.826	112.982.032
4	INVESTIMENTOS	6.778.978	11.089.572	11.507.945	6.176.300	6.377.103

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**474.626.217**		**112.982.032**	**6.377.103**				**593.985.352**
1001	**216.565.683**							**216.565.683**
1056	**122.764.064**							**122.764.064**
Total	**813.955.964**	**0**	**112.982.032**	**6.377.103**	**0**	**0**	**0**	**933.315.099**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20118 AGÊNCIA BRASILEIRA DE INTELIGÊNCIA - ABIN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**933.287.978**
	Atividade								**535.315.262**
0032 **2000**	**Administração da Unidade**	04 122							**200.000**
0032 2000 **0051**	Administração da Unidade - **No Estado de Mato Grosso**								200.000
			F	3-ODC	6	90	0	1000	200.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**5.339.556**
0032 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								5.339.556
			F	3-ODC	1	90	0	1000	5.339.556
0032 **20TP**	**Ativos Civis da União**	06 122							**398.905.773**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								398.905.773
			F	1-PES	1	90	0	1000	398.905.773
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**24.154.570**
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								6.164.268
			F	3-ODC	1	90	0	1000	6.164.268
0032 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								17.990.302
			F	3-ODC	1	90	0	1000	17.990.302
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**7.506.578**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								7.506.578
	Agente público beneficiado (unidade): 26		F	3-ODC	2	90	0	1000	7.506.578
0032 **21EP**	**Retribuição no Exterior**	06 122							**16.181.151**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								16.181.151
			F	1-PES	1	90	0	1000	16.181.151
0032 **21FY**	**Modernização do Edifício Sede da ABIN**	04 122							**700.000**
0032 21FY **5664**	Modernização do Edifício Sede da ABIN - **Em Brasília - DF**								700.000
	Prédio reformado (% de execução física): 2		F	4-INV	2	90	0	1000	700.000
0032 **2684**	**Ações de Inteligência**	04 183							**81.458.431**
0032 2684 **0001**	Ações de Inteligência - **Nacional**								81.458.431
			F	3-ODC	2	90	0	1000	75.108.925
			F	3-ODC	2	91	0	1000	72.403
			F	3-ODC	6	90	0	1000	600.000
			F	4-INV	2	90	0	1000	5.275.096
			F	4-INV	6	90	0	1000	402.007
0032 **2867**	**Ativos Militares da União**	06 122							**869.203**
0032 2867 **0001**	Ativos Militares da União - **Nacional**								869.203
			F	1-PES	1	90	0	1000	869.203
	Operação Especial								**397.972.716**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**339.329.747**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								339.329.747
			S	1-PES	1	90	0	1001	216.565.683
			S	1-PES	1	90	0	1056	122.764.064
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	06 846							**58.642.969**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								58.642.969
			F	1-PES	0	91	0	1000	58.642.969
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20118 AGÊNCIA BRASILEIRA DE INTELIGÊNCIA - ABIN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
Total									**933.315.099**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20415 EMPRESA BRASIL DE COMUNICAÇÃO S.A. - EBC

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		706.407.672	954.941.838	955.182.280	1.164.019.668	1.183.969.668
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	530.347.508	592.747.310	592.747.310	727.518.929	727.518.929
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	15.843.358	29.950.285	29.950.285	31.513.327	31.513.327
0999	RESERVA DE CONTINGÊNCIA	0	173.019.703	173.019.703	250.117.012	250.117.012
4101	COMUNICAÇÃO PÚBLICA E GOVERNAMENTAL	160.216.807	159.224.540	159.464.982	154.870.400	174.820.400
Funcao						
04	ADMINISTRAÇÃO	690.564.314	751.971.850	752.212.292	882.389.329	902.339.329
28	ENCARGOS ESPECIAIS	15.843.358	29.950.285	29.950.285	31.513.327	31.513.327
99	RESERVA DE CONTINGÊNCIA	0	173.019.703	173.019.703	250.117.012	250.117.012
Subfuncao						
122	ADMINISTRAÇÃO GERAL	471.082.426	527.046.899	527.046.899	640.251.219	640.251.219
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	59.265.082	65.700.411	65.700.411	87.267.710	87.267.710
571	DESENVOLVIMENTO CIENTÍFICO	748.548	1.000.000	980.631	1.000.000	1.000.000
722	TELECOMUNICAÇÕES	159.468.259	158.224.540	158.484.351	153.870.400	173.820.400
846	OUTROS ENCARGOS ESPECIAIS	15.843.358	29.950.285	29.950.285	31.513.327	31.513.327
999	RESERVA DE CONTINGÊNCIA	0	173.019.703	173.019.703	250.117.012	250.117.012
GND						
1	PESSOAL E ENCARGOS SOCIAIS	485.729.463	555.681.641	555.681.641	670.195.179	670.195.179
3	OUTRAS DESPESAS CORRENTES	202.638.624	193.240.494	193.478.130	233.707.477	251.557.477
4	INVESTIMENTOS	18.039.585	33.000.000	33.002.806	10.000.000	12.100.000
9	RESERVA DE CONTINGENCIA	0	173.019.703	173.019.703	250.117.012	250.117.012

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**661.511.976**		**106.557.477**	**2.100.000**				**770.169.453**
1037			**66.580.747**	**10.000.000**			**250.117.012**	**326.697.759**
1050	**8.683.203**		**78.419.253**					**87.102.456**
Total	**670.195.179**	**0**	**251.557.477**	**12.100.000**	**0**	**0**	**250.117.012**	**1.183.969.668**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20415 EMPRESA BRASIL DE COMUNICAÇÃO S.A. - EBC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**727.518.929**
	Atividade								**727.518.929**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**31.921.838**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								31.921.838
			F	3-ODC	1	90	0	1000	31.921.838
0032 **20TP**	**Ativos Civis da União**	04 122							**640.121.619**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								640.121.619
			F	1-PES	1	90	0	1000	631.438.416
			F	1-PES	1	90	0	1050	8.683.203
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**55.345.872**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								55.345.872
			F	3-ODC	1	90	0	1000	55.345.872
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**129.600**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 6								129.600
			F	3-ODC	2	90	0	1037	129.600
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**31.513.327**
	Operação Especial								**31.513.327**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**31.512.327**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								31.512.327
			F	1-PES	1	90	0	1000	30.072.560
			F	3-ODC	1	90	0	1000	1.439.767
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								1.000
			F	1-PES	1	90	0	1000	1.000
0999	**Reserva de Contingência**								**250.117.012**
	Operação Especial								**250.117.012**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**250.117.012**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								250.117.012
			F	9-RES	0	99	0	1037	250.117.012
4101	**Comunicação Pública e Governamental**								**174.820.400**
	Atividade								**174.820.400**
4101 **20B5**	**Fortalecimento do Sistema Público de Radiodifusão e Comunicação**	04 722							**173.820.400**
4101 20B5 **0001**	Fortalecimento do Sistema Público de Radiodifusão e Comunicação - **Nacional** Conteúdo informativo difundido (h): 155.621								173.820.400
			F	3-ODC	2	90	0	1000	17.500.000
			F	3-ODC	2	90	0	1037	55.366.720
			F	3-ODC	2	90	0	1050	76.719.253
			F	3-ODC	2	91	0	1037	11.084.427
			F	3-ODC	2	91	0	1050	700.000
			F	3-ODC	6	90	0	1000	350.000
			F	4-INV	2	90	0	1000	100.000
			F	4-INV	2	90	0	1037	10.000.000
			F	4-INV	6	90	0	1000	2.000.000
4101 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	04 571							**1.000.000**
4101 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional** Projeto apoiado (unidade): 4								1.000.000
			F	3-ODC	2	50	0	1050	1.000.000
Total									**1.183.969.668**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20927 FUNDO DE IMPRENSA NACIONAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		180.395.620	161.553.207	161.553.207	94.187.352	94.187.352
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	134.390.634	45.327.002	45.327.002	15.296.824	15.296.824
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
0999	RESERVA DE CONTINGÊNCIA	0	53.616.665	53.616.665	18.940.528	18.940.528
4101	COMUNICAÇÃO PÚBLICA E GOVERNAMENTAL	46.004.986	62.606.290	62.606.290	59.950.000	59.950.000
Funcao						
04	ADMINISTRAÇÃO	62.777.924	78.174.318	78.174.318	75.246.824	75.246.824
09	PREVIDÊNCIA SOCIAL	117.617.697	29.758.974	29.758.974	0	0
28	ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
99	RESERVA DE CONTINGÊNCIA	0	53.616.665	53.616.665	18.940.528	18.940.528
Subfuncao						
122	ADMINISTRAÇÃO GERAL	12.267.005	12.371.448	12.371.448	12.790.494	12.790.494
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	117.617.697	29.758.974	29.758.974	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	3.241.526	1.850.742	1.850.742	1.237.414	1.237.414
662	PRODUÇÃO INDUSTRIAL	46.004.986	62.606.290	62.606.290	59.950.000	59.950.000
846	OUTROS ENCARGOS ESPECIAIS	1.264.406	1.349.088	1.349.088	1.268.916	1.268.916
999	RESERVA DE CONTINGÊNCIA	0	53.616.665	53.616.665	18.940.528	18.940.528
GND						
1	PESSOAL E ENCARGOS SOCIAIS	131.081.666	43.399.510	43.399.510	14.009.410	14.009.410
3	OUTRAS DESPESAS CORRENTES	48.647.329	48.489.839	48.489.839	47.134.589	47.134.589
4	INVESTIMENTOS	666.625	16.047.193	16.047.193	14.102.825	14.102.825
9	RESERVA DE CONTINGENCIA	0	53.616.665	53.616.665	18.940.528	18.940.528

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050	**14.009.410**		**47.134.589**	**14.102.825**			**18.940.528**	**94.187.352**
Total	**14.009.410**	**0**	**47.134.589**	**14.102.825**	**0**	**0**	**18.940.528**	**94.187.352**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 20000 PRESIDÊNCIA DA REPÚBLICA

Unidade: 20927 FUNDO DE IMPRENSA NACIONAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**15.296.824**
			Atividade								**14.027.908**
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**260.820**
0032	2004	**5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								260.820
					F	3-ODC	1	90	0	1050	260.820
0032	**20TP**		**Ativos Civis da União**	04 122							**12.699.551**
0032	20TP	**5664**	Ativos Civis da União - **Em Brasília - DF**								12.699.551
					F	1-PES	1	90	0	1050	12.699.551
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**976.594**
0032	212B	**5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								976.594
					F	3-ODC	1	90	0	1050	976.594
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**50.000**
0032	216H	**0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								50.000
			Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1050	50.000
0032	**2867**		**Ativos Militares da União**	04 122							**40.943**
0032	2867	**5664**	Ativos Militares da União - **Em Brasília - DF**								40.943
					F	1-PES	1	90	0	1050	40.943
			Operação Especial								**1.268.916**
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**1.268.916**
0032	09HB	**5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								1.268.916
					F	1-PES	0	91	0	1050	1.268.916
0999			**Reserva de Contingência**								**18.940.528**
			Operação Especial								**18.940.528**
0999	**0Z00**		**Reserva de Contingência - Financeira**	99 999							**18.940.528**
0999	0Z00	**6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								18.940.528
					F	9-RES	0	99	0	1050	18.940.528
4101			**Comunicação Pública e Governamental**								**59.950.000**
			Atividade								**59.950.000**
4101	**2804**		**Publicações Oficiais**	04 662							**59.950.000**
4101	2804	**0001**	Publicações Oficiais - **Nacional**								59.950.000
			Acesso realizado (unidade): 100		F	3-ODC	2	90	0	1050	45.847.175
					F	4-INV	2	90	0	1050	14.102.825
Total											**94.187.352**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		18.161.578.816	17.922.630.961	20.164.733.021	10.970.144.492	12.187.295.463
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	7.750.531.029	8.209.943.074	8.201.371.698	8.778.255.292	8.765.610.716
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	8.430.281	24.205.682	24.205.682	26.327.496	26.327.496
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.189.613	6.339.584	6.339.584	5.337.616	5.337.616
1144	AGROPECUÁRIA SUSTENTÁVEL	9.776.184.390	9.121.771.323	11.199.330.312	1.406.618.393	2.540.951.750
2302	DEFESA AGROPECUÁRIA	234.118.826	234.800.000	226.810.385	254.806.000	245.577.677
2303	PESQUISA E INOVAÇÃO AGROPECUÁRIA	387.124.679	325.571.298	506.675.360	498.799.695	603.490.208
Funcao						
04	ADMINISTRAÇÃO	0	6.045.000	5.808.573	0	0
09	PREVIDÊNCIA SOCIAL	2.264.400.537	2.290.558.667	2.290.558.667	2.698.358.872	2.698.358.872
20	AGRICULTURA	15.883.558.386	15.595.482.028	17.837.820.515	8.240.120.508	9.457.271.479
28	ENCARGOS ESPECIAIS	13.619.893	30.545.266	30.545.266	31.665.112	31.665.112
Subfuncao						
122	ADMINISTRAÇÃO GERAL	5.021.530.814	5.411.118.544	5.402.902.356	5.481.724.427	5.469.482.792
125	NORMATIZAÇÃO E FISCALIZAÇÃO	179.504.246	191.200.000	186.637.634	202.313.801	197.150.118
131	COMUNICAÇÃO SOCIAL	1.000.971	5.025.000	4.778.341	5.505.000	5.102.059
211	RELAÇÕES DIPLOMÁTICAS	4.516.933	3.445.000	3.336.471	426.000	426.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.264.400.537	2.290.558.667	2.290.558.667	2.698.358.872	2.698.358.872
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	267.381.009	305.480.095	305.480.095	373.107.421	373.107.421
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	3.049.574	1.000.000	2.000.985	1.000.000	2.985.707
545	METEOROLOGIA	29.821.309	30.000.000	27.891.956	25.000.000	22.886.396
571	DESENVOLVIMENTO CIENTÍFICO	0	7.500.000	7.130.013	8.220.000	7.676.756
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	387.124.679	318.071.298	499.545.347	490.579.695	595.813.452
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	10.906.872	20.900.000	20.238.028	18.894.000	17.575.283
605	ABASTECIMENTO	94.199.818	762.000.457	356.409.525	210.439.393	195.022.162
606	EXTENSÃO RURAL	1.378.598	50.000	1.250.000	102.418	102.418
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	9.606.778.272	8.273.820.866	10.759.322.570	1.108.682.582	2.262.956.791
609	DEFESA AGROPECUÁRIA	54.285.344	43.200.000	39.772.751	52.066.199	48.001.559
691	PROMOÇÃO COMERCIAL	30.049.946	34.000.000	32.217.248	42.500.000	39.422.993
846	OUTROS ENCARGOS ESPECIAIS	205.649.893	225.261.034	225.261.034	251.224.684	251.224.684
UO						
22101	MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA	7.031.545.329	6.134.817.390	8.196.014.128	6.224.837.599	7.338.952.409
22202	EMPRESA BRASILEIRA DE PESQUISA AGROPECUÁRIA - EMBRAPA	4.238.583.388	4.579.917.704	4.760.823.026	4.737.306.893	4.840.897.748
22906	FUNDO DE DEFESA DA ECONOMIA CAFEEIRA	23.165.144	20.000.000	20.000.000	8.000.000	7.445.306
GND						
1	PESSOAL E ENCARGOS SOCIAIS	7.316.132.562	7.758.870.693	7.758.870.693	8.254.867.205	8.254.867.205
3	OUTRAS DESPESAS CORRENTES	2.248.293.966	2.766.492.484	2.745.719.408	2.452.878.040	2.992.504.653
4	INVESTIMENTOS	1.728.867.332	209.371.917	2.472.247.053	262.399.247	939.923.605
5	INVERSOES FINANCEIRAS	6.868.284.956	7.187.895.867	7.187.895.867	0	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**5.556.508.333**		**2.786.564.054**	**933.444.854**				**9.276.517.241**
1001	**2.274.182.598**							**2.274.182.598**
1050			**75.145.437**					**75.145.437**
1051				**6.478.751**				**6.478.751**
1052			**106.026.776**					**106.026.776**
1056	**424.176.274**							**424.176.274**
1059			**4.400.360**					**4.400.360**
1075			**295.410**					**295.410**
1081			**165.000**					**165.000**
1116			**19.907.616**					**19.907.616**
Total	**8.254.867.205**	**0**	**2.992.504.653**	**939.923.605**	**0**	**0**	**0**	**12.187.295.463**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		7.031.545.329	6.134.817.390	8.196.014.128	6.224.837.599	7.338.952.409
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.907.582.357	3.978.474.813	3.970.200.840	4.565.566.665	4.554.036.040
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.109.856	5.642.121	5.642.121	4.841.541	4.841.541
1144	AGROPECUÁRIA SUSTENTÁVEL	2.884.734.289	1.913.900.456	3.991.459.445	1.398.623.393	2.533.511.444
2302	DEFESA AGROPECUÁRIA	234.118.826	234.800.000	226.810.385	254.806.000	245.577.677
2303	PESQUISA E INOVAÇÃO AGROPECUÁRIA	0	2.000.000	1.901.337	1.000.000	985.707
Funcao						
04	ADMINISTRAÇÃO	0	4.400.000	4.182.942	0	0
09	PREVIDÊNCIA SOCIAL	2.264.400.537	2.290.558.667	2.290.558.667	2.698.358.872	2.698.358.872
20	AGRICULTURA	4.762.034.935	3.834.216.602	5.895.630.398	3.521.637.186	4.635.751.996
28	ENCARGOS ESPECIAIS	5.109.856	5.642.121	5.642.121	4.841.541	4.841.541
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.330.727.680	1.360.151.399	1.352.232.614	1.505.174.940	1.494.047.256
125	NORMATIZAÇÃO E FISCALIZAÇÃO	179.504.246	191.200.000	186.637.634	202.313.801	197.150.118
131	COMUNICAÇÃO SOCIAL	1.000.971	5.000.000	4.753.341	5.500.000	5.097.059
211	RELAÇÕES DIPLOMÁTICAS	4.184.544	2.800.000	2.691.471	426.000	426.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.264.400.537	2.290.558.667	2.290.558.667	2.698.358.872	2.698.358.872
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	115.567.860	125.648.979	125.648.979	136.973.281	136.973.281
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	3.049.574	1.000.000	2.000.985	1.000.000	2.985.707
545	METEOROLOGIA	29.821.309	30.000.000	27.891.956	25.000.000	22.886.396
571	DESENVOLVIMENTO CIENTÍFICO	0	2.000.000	1.901.337	1.000.000	985.707
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	10.906.872	20.900.000	20.238.028	18.894.000	17.575.283
605	ABASTECIMENTO	94.199.818	762.000.457	356.409.525	210.439.393	195.022.162
606	EXTENSÃO RURAL	1.378.598	50.000	1.250.000	102.418	102.418
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	2.715.328.172	1.065.949.999	3.551.451.703	1.100.687.582	2.255.516.485
609	DEFESA AGROPECUÁRIA	54.285.344	43.200.000	39.772.751	52.066.199	48.001.559
691	PROMOÇÃO COMERCIAL	30.049.946	34.000.000	32.217.248	42.500.000	39.422.993
846	OUTROS ENCARGOS ESPECIAIS	197.139.856	200.357.889	200.357.889	224.401.113	224.401.113
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.621.745.278	3.693.448.833	3.693.448.833	4.272.830.505	4.272.830.505
3	OUTRAS DESPESAS CORRENTES	1.872.825.087	2.417.684.099	2.239.268.338	1.914.089.333	2.349.208.760
4	INVESTIMENTOS	1.536.974.964	23.684.458	2.263.296.957	37.917.761	716.913.144

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.574.471.633**		**2.218.679.162**	**716.913.144**				**4.510.063.939**
1001	**2.274.182.598**							**2.274.182.598**
1052			**105.926.212**					**105.926.212**
1056	**424.176.274**							**424.176.274**
1059			**4.400.360**					**4.400.360**
1075			**295.410**					**295.410**
1116			**19.907.616**					**19.907.616**
Total	**4.272.830.505**	**0**	**2.349.208.760**	**716.913.144**	**0**	**0**	**0**	**7.338.952.409**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.554.036.040**
	Atividade								**1.636.117.596**
0032 **2000**	**Administração da Unidade**	20 122							**136.845.470**
0032 2000 **0001**	Administração da Unidade - **Nacional**								136.845.470
			F	3-ODC	2	90	0	1000	129.886.065
			F	3-ODC	2	91	0	1000	2.251.195
			F	4-INV	2	90	0	1000	4.708.210
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**41.635.620**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								41.635.620
			F	3-ODC	1	90	0	1000	41.635.620
0032 **20TP**	**Ativos Civis da União**	20 122							**1.335.764.277**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.335.764.277
			F	1-PES	1	90	0	1000	1.335.764.277
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**95.337.661**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								81.287.989
			F	3-ODC	1	90	0	1000	81.287.989
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								14.049.672
			F	3-ODC	1	90	0	1000	14.049.672
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	20 122							**2.316.846**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								2.316.846
	Agente público beneficiado (unidade): 60		F	3-ODC	2	90	0	1000	2.316.846
0032 **21EP**	**Retribuição no Exterior**	20 122							**19.120.663**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								19.120.663
			F	1-PES	1	90	0	1000	19.120.663
0032 **4641**	**Publicidade de Utilidade Pública**	20 131							**5.097.059**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								5.097.059
			F	3-ODC	2	90	0	1000	5.097.059
	Operação Especial								**2.917.918.444**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.698.358.872**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								2.698.358.872
			S	1-PES	1	90	0	1001	2.274.182.598
			S	1-PES	1	90	0	1056	424.176.274
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	20 846							**219.559.572**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								219.559.572
			F	1-PES	0	91	0	1000	219.559.572
0909	**Operações Especiais: Outros Encargos Especiais**								**4.841.541**
	Operação Especial								**4.841.541**
0909 **00OM**	**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**4.677.830**
0909 00OM **0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								4.677.830
			F	3-ODC	1	90	0	1000	4.677.830
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**136.590**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								136.590
			S	3-ODC	1	90	0	1000	136.590
1144	**Agropecuária Sustentável**								**2.533.511.444**
	Atividade								**1.320.874.041**
1144 **20ZT**	**Promoção do Agronegócio Brasileiro no Mercado Internacional**	20 691							**39.422.993**
1144 20ZT **0001**	Promoção do Agronegócio Brasileiro no Mercado Internacional - **Nacional**								39.422.993
	Evento/missão realizado(a) (unidade): 343		F	3-ODC	2	90	0	1000	38.922.993
			F	4-INV	2	90	0	1000	500.000
1144 **20ZU**	**Redução de Riscos na Atividade Agropecuária**	20 608							**750.000**
1144 20ZU **0001**	Redução de Riscos na Atividade Agropecuária - **Nacional**								750.000
	Produtor beneficiado (unidade): 80.125		F	3-ODC	2	90	0	1000	750.000
1144 **20ZV**	**Fomento ao Setor Agropecuário**	20 608							**1.206.842.826**
1144 20ZV **0001**	Fomento ao Setor Agropecuário - **Nacional**								720.066.887
	Projeto apoiado (unidade): 570		F	3-ODC	2	90	0	1000	232.580.887
			F	3-ODC	6	50	0	1000	886.000
			F	3-ODC	6	99	0	1000	9.500.000
			F	3-ODC	8	90	0	1000	235.000.000
			F	4-INV	6	99	0	1000	7.100.000
			F	4-INV	8	90	0	1000	235.000.000
1144 20ZV **0011**	Fomento ao Setor Agropecuário - **No Estado de Rondônia**								2.000.000
	Projeto apoiado (unidade): 15		F	4-INV	6	99	0	1000	2.000.000
1144 20ZV **0012**	Fomento ao Setor Agropecuário - **No Estado do Acre**								200.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	200.000
1144 20ZV **0014**	Fomento ao Setor Agropecuário - **No Estado de Roraima**								500.000
	Projeto apoiado (unidade): 4		F	3-ODC	6	99	0	1000	500.000
1144 20ZV **0015**	Fomento ao Setor Agropecuário - **No Estado do Pará**								19.142.200
	Projeto apoiado (unidade): 31		F	3-ODC	6	50	0	1000	4.300.000
			F	3-ODC	6	99	0	1000	750.000
			F	4-INV	6	50	0	1000	9.592.200
			F	4-INV	6	90	0	1000	2.050.000
			F	4-INV	6	99	0	1000	2.450.000
1144 20ZV **0017**	Fomento ao Setor Agropecuário - **No Estado do Tocantins**								3.000.000
	Projeto apoiado (unidade): 20		F	3-ODC	6	50	0	1000	3.000.000
1144 20ZV **0020**	Fomento ao Setor Agropecuário - **Na Região Nordeste**								2.200.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	2.200.000
1144 20ZV **0021**	Fomento ao Setor Agropecuário - **No Estado do Maranhão**								1.500.000
	Projeto apoiado (unidade): 4		F	4-INV	6	99	0	1000	1.500.000
1144 20ZV **0023**	Fomento ao Setor Agropecuário - **No Estado do Ceará**								5.300.000
	Projeto apoiado (unidade): 17		F	3-ODC	6	99	0	1000	2.900.000
			F	4-INV	6	99	0	1000	2.400.000
1144 20ZV **0024**	Fomento ao Setor Agropecuário - **No Estado do Rio Grande do Norte**								2.000.022
	Projeto apoiado (unidade): 20		F	3-ODC	6	50	0	1000	1.200.022
			F	3-ODC	6	99	0	1000	800.000
1144 20ZV **0025**	Fomento ao Setor Agropecuário - **No Estado da Paraíba**								1.100.000
	Projeto apoiado (unidade): 4		F	3-ODC	6	50	0	1000	400.000
			F	3-ODC	6	99	0	1000	700.000
1144 20ZV **0026**	Fomento ao Setor Agropecuário - **No Estado de Pernambuco**								3.000.000
	Projeto apoiado (unidade): 1		F	4-INV	6	99	0	1000	3.000.000
1144 20ZV **0027**	Fomento ao Setor Agropecuário - **No Estado de Alagoas**								400.001
	Projeto apoiado (unidade): 2		F	3-ODC	6	50	0	1000	400.000
			F	3-ODC	6	99	0	1000	1

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1144 20ZV **0028**	Fomento ao Setor Agropecuário - **No Estado de Sergipe**								800.000
	Projeto apoiado (unidade): 6		F	4-INV	6	99	0	1000	800.000
1144 20ZV **0029**	Fomento ao Setor Agropecuário - **No Estado da Bahia**								62.200.000
	Projeto apoiado (unidade): 31		F	3-ODC	6	50	0	1000	800.000
			F	3-ODC	6	99	0	1000	1.300.000
			F	4-INV	6	99	0	1000	2.500.000
			F	4-INV	7	30	0	1000	57.600.000
1144 20ZV **0031**	Fomento ao Setor Agropecuário - **No Estado de Minas Gerais**								28.254.002
	Projeto apoiado (unidade): 153		F	3-ODC	6	99	0	1000	7.450.001
			F	4-INV	6	40	0	1000	7.574.000
			F	4-INV	6	99	0	1000	13.230.001
1144 20ZV **0032**	Fomento ao Setor Agropecuário - **No Estado do Espírito Santo**								43.461.755
	Projeto apoiado (unidade): 88		F	3-ODC	6	50	0	1000	400.000
			F	4-INV	6	99	0	1000	6.111.755
			F	4-INV	7	30	0	1000	36.950.000
1144 20ZV **0033**	Fomento ao Setor Agropecuário - **No Estado do Rio de Janeiro**								14.300.007
	Projeto apoiado (unidade): 44		F	3-ODC	6	50	0	1000	250.007
			F	3-ODC	6	99	0	1000	7.800.000
			F	4-INV	6	40	0	1000	800.000
			F	4-INV	6	50	0	1000	1.050.000
			F	4-INV	6	99	0	1000	4.400.000
1144 20ZV **0035**	Fomento ao Setor Agropecuário - **No Estado de São Paulo**								8.052.000
	Projeto apoiado (unidade): 82		F	4-INV	6	40	0	1000	5.552.000
			F	4-INV	6	99	0	1000	2.500.000
1144 20ZV **0041**	Fomento ao Setor Agropecuário - **No Estado do Paraná**								22.454.007
	Projeto apoiado (unidade): 167		F	3-ODC	6	40	0	1000	3.743.007
			F	3-ODC	6	90	0	1000	600.000
			F	3-ODC	6	99	0	1000	5.600.000
			F	4-INV	6	40	0	1000	500
			F	4-INV	6	99	0	1000	12.510.500
1144 20ZV **0042**	Fomento ao Setor Agropecuário - **No Estado de Santa Catarina**								2.990.001
	Projeto apoiado (unidade): 30		F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	40	0	1000	1
			F	4-INV	6	90	0	1000	320.000
			F	4-INV	6	99	0	1000	2.170.000
1144 20ZV **0043**	Fomento ao Setor Agropecuário - **No Estado do Rio Grande do Sul**								151.720.778
	Projeto apoiado (unidade): 387		F	3-ODC	6	50	0	1000	2.700.000
			F	3-ODC	6	90	0	1000	1.150.000
			F	3-ODC	6	99	0	1000	200.000
			F	4-INV	6	40	0	1000	12.800.000
			F	4-INV	6	99	0	1000	6.000.000
			F	4-INV	7	90	0	1000	128.870.778
1144 20ZV **0051**	Fomento ao Setor Agropecuário - **No Estado de Mato Grosso**								20.511.756
	Projeto apoiado (unidade): 51		F	4-INV	6	40	0	1000	1
			F	4-INV	6	99	0	1000	20.511.755
1144 20ZV **0052**	Fomento ao Setor Agropecuário - **No Estado de Goiás**								700.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	99	0	1000	700.000
1144 20ZV **0053**	Fomento ao Setor Agropecuário - **No Distrito Federal**								1.000.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	30	0	1000	1.000.000
1144 20ZV **0054**	Fomento ao Setor Agropecuário - **No Estado de Mato Grosso do Sul**								1.850.000
	Projeto apoiado (unidade): 18		F	4-INV	6	99	0	1000	1.850.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1144 20ZV **0154**	Fomento ao Setor Agropecuário - **No Município de Brasiléia - AC**								300.000
	Projeto apoiado (unidade): 1		F	4-INV	6	50	0	1000	300.000
1144 20ZV **0161**	Fomento ao Setor Agropecuário - **No Município de Mâncio Lima - AC**								1.000.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	1.000.000
1144 20ZV **0163**	Fomento ao Setor Agropecuário - **No Município de Marechal Thaumaturgo - AC**								500.000
	Projeto apoiado (unidade): 1		F	4-INV	6	40	0	1000	500.000
1144 20ZV **0309**	Fomento ao Setor Agropecuário - **No Município de Itupiranga - PA**								1.000.000
	Projeto apoiado (unidade): 1		F	4-INV	6	40	0	1000	1.000.000
1144 20ZV **1751**	Fomento ao Setor Agropecuário - **No Município de Arapiraca - AL**								11.111.560
	Projeto apoiado (unidade): 10		F	4-INV	7	40	0	1000	11.111.560
1144 20ZV **1998**	Fomento ao Setor Agropecuário - **No Município de Campo Alegre de Lourdes - BA**								600.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	40	0	1000	600.000
1144 20ZV **1999**	Fomento ao Setor Agropecuário - **No Município de Campo Formoso - BA**								500.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	40	0	1000	500.000
1144 20ZV **2385**	Fomento ao Setor Agropecuário - **No Município de Araújos - MG**								320.000
	Projeto apoiado (unidade): 1		F	4-INV	6	99	0	1000	320.000
1144 20ZV **3357**	Fomento ao Setor Agropecuário - **No Município de Sumidouro - RJ**								2.000.000
	Projeto apoiado (unidade): 3		F	4-INV	6	40	0	1000	2.000.000
1144 20ZV **7033**	Fomento ao Setor Agropecuário - **Aquisição de Equipamentos ou Material Permanente - No Estado do Rio de Janeiro**								8.600.000
	Projeto apoiado (unidade): 10		F	4-INV	7	90	0	1000	8.600.000
1144 20ZV **7428**	Fomento ao Setor Agropecuário - **Aquisição de Máquinas e Equipamentos - No Estado de Santa Catarina**								61.207.850
	Projeto apoiado (unidade): 10		F	4-INV	7	30	0	1000	61.207.850
1144 20ZV **7530**	Fomento ao Setor Agropecuário - **Instituto Potiguar do Desenvolvimento Rural - IPDR - No Estado do Rio Grande do Norte**								1.000.000
	Projeto apoiado (unidade): 10		F	4-INV	6	50	0	1000	1.000.000
1144 **20ZY**	**Desenvolvimento Sustentável da Cadeia Produtiva do Cacau**	20 573							**16.681.283**
1144 20ZY **0001**	Desenvolvimento Sustentável da Cadeia Produtiva do Cacau - **Nacional**								16.681.283
	Produtor atendido (unidade): 200		F	3-ODC	2	90	0	1000	16.681.283
1144 **214Z**	**Fomento à Tecnologia Agropecuária e Recursos Genéticos**	20 573							**894.000**
1144 214Z **0001**	Fomento à Tecnologia Agropecuária e Recursos Genéticos - **Nacional**								894.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	0	1000	894.000
1144 **215A**	**Desenvolvimento das Cadeias Produtivas da Agropecuária**	20 608							**15.086.003**
1144 215A **0001**	Desenvolvimento das Cadeias Produtivas da Agropecuária - **Nacional**								7.036.003
	Projeto apoiado (unidade): 20		F	3-ODC	2	90	0	1000	6.023.573
			F	3-ODC	2	90	0	1075	295.410
			F	3-ODC	6	50	0	1000	300.000
			F	4-INV	2	90	0	1000	117.020
			F	4-INV	6	50	0	1000	300.000
1144 215A **0011**	Desenvolvimento das Cadeias Produtivas da Agropecuária - **No Estado de Rondônia**								500.000
	Projeto apoiado (unidade): 1		F	4-INV	6	99	0	1000	500.000
1144 215A **0031**	Desenvolvimento das Cadeias Produtivas da Agropecuária - **No Estado de Minas Gerais**								250.000
	Projeto apoiado (unidade): 3		F	3-ODC	6	99	0	1000	250.000
1144 215A **0035**	Desenvolvimento das Cadeias Produtivas da Agropecuária - **No Estado de São Paulo**								300.000
	Projeto apoiado (unidade): 3		F	3-ODC	6	99	0	1000	300.000
1144 215A **0052**	Desenvolvimento das Cadeias Produtivas da Agropecuária - **No Estado de Goiás**								3.000.000
	Projeto apoiado (unidade): 15		F	3-ODC	6	90	0	1000	3.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1144 215A **7000**	Desenvolvimento das Cadeias Produtivas da Agropecuária - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno - RIDE/DF - Na Região Centro-Oeste**								4.000.000
	Projeto apoiado (unidade): 20		F	3-ODC	6	99	0	1000	3.450.000
			F	4-INV	6	99	0	1000	550.000
1144 **2161**	**Produção e Divulgação de Informações Meteorológicas e Climatológicas**	20 545							**22.886.396**
1144 2161 **0001**	Produção e Divulgação de Informações Meteorológicas e Climatológicas - **Nacional**								22.886.396
	Boletim emitido (unidade): 91.641.360		F	3-ODC	2	90	0	1000	14.985.352
			F	4-INV	2	90	0	1000	7.901.044
1144 **21B6**	**Assistência Técnica e Extensão Rural**	20 606							**102.418**
1144 21B6 **0001**	Assistência Técnica e Extensão Rural - **Nacional**								102.418
	Produtor assistido (unidade): 36		F	3-ODC	2	90	0	1000	102.418
1144 **8593**	**Apoio ao Desenvolvimento da Produção Agropecuária Sustentável**	20 541							**2.985.707**
1144 8593 **0001**	Apoio ao Desenvolvimento da Produção Agropecuária Sustentável - **Nacional**								985.707
	Apoio realizado (unidade): 1		F	3-ODC	2	90	0	1000	985.707
1144 8593 **0029**	Apoio ao Desenvolvimento da Produção Agropecuária Sustentável - **No Estado da Bahia**								2.000.000
	Apoio realizado (unidade): 20		F	3-ODC	6	99	0	1000	2.000.000
1144 **8622**	**Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar**	20 608							**15.222.415**
1144 8622 **0001**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **Nacional**								952.415
	Empreendimento apoiado (unidade): 11		F	3-ODC	2	90	0	1000	102.414
			F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	610.001
			F	4-INV	6	99	0	1000	40.000
1144 8622 **0031**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Estado de Minas Gerais**								8.100.000
	Empreendimento apoiado (unidade): 13		F	3-ODC	6	50	0	1000	3.600.000
			F	3-ODC	6	99	0	1000	400.000
			F	4-INV	6	50	0	1000	4.100.000
1144 8622 **0032**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Estado do Espírito Santo**								300.000
	Empreendimento apoiado (unidade): 1		F	4-INV	6	50	0	1000	300.000
1144 8622 **0041**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Estado do Paraná**								500.000
	Empreendimento apoiado (unidade): 5		F	3-ODC	6	99	0	1000	500.000
1144 8622 **0043**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Estado do Rio Grande do Sul**								4.370.000
	Empreendimento apoiado (unidade): 30		F	3-ODC	6	50	0	1000	2.550.000
			F	3-ODC	6	99	0	1000	400.000
			F	4-INV	6	50	0	1000	1.200.000
			F	4-INV	6	99	0	1000	220.000
1144 8622 **0052**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Estado de Goiás**								600.000
	Empreendimento apoiado (unidade): 6		F	3-ODC	6	99	0	1000	600.000
1144 8622 **0053**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Distrito Federal**								200.000
	Empreendimento apoiado (unidade): 1		F	3-ODC	6	99	0	1000	200.000
1144 8622 **3284**	Promoção do Cooperativismo, Associativismo e Agroindústria para o Desenvolvimento Agropecuário e da Agricultura Familiar - **No Município de Bom Jesus do Itabapoana - RJ**								200.000
	Empreendimento apoiado (unidade): 1		F	4-INV	6	50	0	1000	200.000
	Operação Especial								**1.212.637.403**
1144 **0299**	**Subvenção Econômica nas Aquisições do Governo Federal e na Formação de Estoques Reguladores e Estratégicos - AGF (Lei nº 8.427, de 1992)**	20 605							**102.348.371**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1144 0299 **0001**	Subvenção Econômica nas Aquisições do Governo Federal e na Formação de Estoques Reguladores e Estratégicos - AGF (Lei nº 8.427, de 1992) - **Nacional**								102.348.371
			F	3-ODC	2	90	0	1000	102.348.371
1144 **0300**	**Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992)**	20 605							**92.673.791**
1144 0300 **0001**	Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992) - **Nacional**								92.673.791
			F	3-ODC	2	90	0	1000	92.673.791
1144 **099F**	**Concessão de Subvenção Econômica ao Prêmio do Seguro Rural (Lei nº 10.823, de 2003)**	20 608							**1.017.615.241**
1144 099F **0001**	Concessão de Subvenção Econômica ao Prêmio do Seguro Rural (Lei nº 10.823, de 2003) - **Nacional**								1.017.615.241
	Produtor beneficiado (unidade): 86.000		F	3-ODC	2	90	0	1000	1.017.615.241
2302	**Defesa Agropecuária**								**245.577.677**
	Atividade								**239.873.302**
2302 **214W**	**Modernização e Fortalecimento da Defesa Agropecuária**	20 125							**182.662.952**
2302 214W **0001**	Modernização e Fortalecimento da Defesa Agropecuária - **Nacional**								182.662.952
	Atividade realizada (unidade): 2.650		F	3-ODC	2	90	0	1000	60.311.744
			F	3-ODC	2	90	0	1052	97.926.212
			F	3-ODC	2	90	0	1059	4.400.360
			F	3-ODC	2	90	0	1116	19.907.616
			F	4-INV	2	90	0	1000	117.020
2302 **214X**	**Vigilância e Inspeção das Operações de Comércio Exterior de Mercadorias, Bens e Materiais de Interesse Agropecuário**	20 125							**11.706.952**
2302 214X **0001**	Vigilância e Inspeção das Operações de Comércio Exterior de Mercadorias, Bens e Materiais de Interesse Agropecuário - **Nacional**								11.706.952
	Fiscalização realizada (unidade): 2.000		F	3-ODC	2	90	0	1000	3.706.952
			F	3-ODC	2	90	0	1052	8.000.000
2302 **214Y**	**Fortalecimento do Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA**	20 609							**42.723.184**
2302 214Y **0001**	Fortalecimento do Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA - **Nacional**								42.573.184
	Unidade atendida (unidade): 2.200		F	3-ODC	2	30	0	1000	985.707
			F	3-ODC	2	90	0	1000	25.938.903
			F	4-INV	2	30	0	1000	985.707
			F	4-INV	2	90	0	1000	14.662.867
2302 214Y **0042**	Fortalecimento do Sistema Unificado de Atenção à Sanidade Agropecuária - SUASA - **No Estado de Santa Catarina**								150.000
	Unidade atendida (unidade): 7		F	3-ODC	6	99	0	1000	150.000
2302 **8606**	**Apoio ao Desenvolvimento e Controle da Agricultura Orgânica - Pró-Orgânico**	20 125							**2.780.214**
2302 8606 **0001**	Apoio ao Desenvolvimento e Controle da Agricultura Orgânica - Pró-Orgânico - **Nacional**								2.780.214
	Unidade controlada (unidade): 1.000		F	3-ODC	2	90	0	1000	2.780.214
	Projeto								**5.278.375**
2302 **162R**	**Construção da Sede do Centro Nacional de Cães de Detecção**	20 609							**5.278.375**
2302 162R **5664**	Construção da Sede do Centro Nacional de Cães de Detecção - **Em Brasília - DF**								5.278.375
	Complexo construído (% de execução): 100		F	4-INV	2	90	0	1000	5.278.375
	Operação Especial								**426.000**
2302 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	20 211							**426.000**
2302 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								426.000
			F	3-ODC	2	80	0	1000	426.000
2303	**Pesquisa e Inovação Agropecuária**								**985.707**
	Atividade								**985.707**
2303 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	20 571							**985.707**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22101 MINISTÉRIO DA AGRICULTURA E PECUÁRIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2303 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								985.707
	Projeto apoiado (unidade): 50		F	3-ODC	2	50	0	1000	985.707
Total									**7.338.952.409**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22202 EMPRESA BRASILEIRA DE PESQUISA AGROPECUÁRIA - EMBRAPA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.238.583.388	4.579.917.704	4.760.823.026	4.737.306.893	4.840.897.748
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.842.948.672	4.231.443.261	4.231.145.858	4.212.683.627	4.211.569.676
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	8.430.281	24.205.682	24.205.682	26.327.496	26.327.496
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	79.756	697.463	697.463	496.075	496.075
2303	PESQUISA E INOVAÇÃO AGROPECUÁRIA	387.124.679	323.571.298	504.774.023	497.799.695	602.504.501
Funcao						
04	ADMINISTRAÇÃO	0	1.645.000	1.625.631	0	0
20	AGRICULTURA	4.230.073.351	4.553.369.559	4.734.294.250	4.710.483.322	4.814.074.177
28	ENCARGOS ESPECIAIS	8.510.037	24.903.145	24.903.145	26.823.571	26.823.571
Subfuncao						
122	ADMINISTRAÇÃO GERAL	3.690.803.134	4.050.967.145	4.050.669.742	3.976.549.487	3.975.435.536
211	RELAÇÕES DIPLOMÁTICAS	332.389	645.000	645.000	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	151.813.149	179.831.116	179.831.116	236.134.140	236.134.140
571	DESENVOLVIMENTO CIENTÍFICO	0	5.500.000	5.228.676	7.220.000	6.691.049
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	387.124.679	318.071.298	499.545.347	490.579.695	595.813.452
846	OUTROS ENCARGOS ESPECIAIS	8.510.037	24.903.145	24.903.145	26.823.571	26.823.571
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.694.387.285	4.065.421.860	4.065.421.860	3.982.036.700	3.982.036.700
3	OUTRAS DESPESAS CORRENTES	356.772.390	330.808.385	488.451.070	531.092.607	636.154.487
4	INVESTIMENTOS	187.423.713	183.687.459	206.950.096	224.177.586	222.706.561

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**3.982.036.700**		**560.868.200**	**216.227.810**				**4.759.132.710**
1050			**75.121.287**					**75.121.287**
1051				**6.478.751**				**6.478.751**
1081			**165.000**					**165.000**
Total	**3.982.036.700**	**0**	**636.154.487**	**222.706.561**	**0**	**0**	**0**	**4.840.897.748**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22202 EMPRESA BRASILEIRA DE PESQUISA AGROPECUÁRIA - EMBRAPA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.211.569.676**
	Atividade								**4.211.569.676**
0032 **2000**	**Administração da Unidade**	20 122							**16.762.545**
0032 2000 **0001**	Administração da Unidade - **Nacional**								16.762.545
			F	3-ODC	2	90	0	1000	14.091.067
			F	3-ODC	2	90	0	1050	2.671.478
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**105.750.323**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								105.750.323
			F	3-ODC	1	90	0	1000	105.750.323
0032 **20TP**	**Ativos Civis da União**	20 122							**3.958.304.592**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								3.958.304.592
			F	1-PES	1	90	0	1000	3.958.304.592
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**130.383.817**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								130.383.817
			F	3-ODC	1	90	0	1000	130.383.817
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	20 122							**368.399**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								368.399
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	0	1000	368.399
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**26.327.496**
	Operação Especial								**26.327.496**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**20.425.906**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								20.425.906
			F	1-PES	1	90	0	1000	18.360.787
			F	3-ODC	1	90	0	1000	2.065.119
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**5.901.590**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								5.901.590
			F	1-PES	1	90	0	1000	5.371.321
			F	3-ODC	1	90	0	1000	530.269
0909	**Operações Especiais: Outros Encargos Especiais**								**496.075**
	Operação Especial								**496.075**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**496.075**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								496.075
			S	3-ODC	1	90	0	1000	496.075
2303	**Pesquisa e Inovação Agropecuária**								**602.504.501**
	Atividade								**602.504.501**
2303 **20Y6**	**Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária**	20 572							**390.895.643**
2303 20Y6 **0001**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **Nacional**								377.143.393
	Pesquisa desenvolvida (unidade): 450		F	3-ODC	2	90	0	1000	277.333.655
			F	3-ODC	2	90	0	1050	72.449.809
			F	3-ODC	2	90	0	1081	165.000
			F	3-ODC	6	30	0	1000	100.000
			F	3-ODC	6	50	0	1000	700.000
			F	3-ODC	6	90	0	1000	5.150.000
			F	3-ODC	6	99	0	1000	100.000
			F	4-INV	2	90	0	1000	16.984.929
			F	4-INV	6	30	0	1000	200.000
			F	4-INV	6	50	0	1000	300.000
			F	4-INV	6	90	0	1000	3.560.000
			F	4-INV	6	99	0	1000	100.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22202 EMPRESA BRASILEIRA DE PESQUISA AGROPECUÁRIA - EMBRAPA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2303 20Y6 **0012**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Acre**								3.700.000
	Pesquisa desenvolvida (unidade): 37		F	3-ODC	6	50	0	1000	1.600.000
			F	3-ODC	6	90	0	1000	600.000
			F	4-INV	6	50	0	1000	500.000
			F	4-INV	6	90	0	1000	1.000.000
2303 20Y6 **0014**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado de Roraima**								1.200.000
	Pesquisa desenvolvida (unidade): 2		F	3-ODC	6	90	0	1000	1.100.000
			F	4-INV	6	90	0	1000	100.000
2303 20Y6 **0021**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Maranhão**								1.350.000
	Pesquisa desenvolvida (unidade): 3		F	3-ODC	6	90	0	1000	900.000
			F	4-INV	6	90	0	1000	450.000
2303 20Y6 **0022**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Piauí**								700.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	90	0	1000	300.000
			F	4-INV	6	90	0	1000	400.000
2303 20Y6 **0023**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Ceará**								850.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	7	90	0	1000	850.000
2303 20Y6 **0024**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Rio Grande do Norte**								300.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	99	0	1000	300.000
2303 20Y6 **0026**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado de Pernambuco**								300.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	90	0	1000	300.000
2303 20Y6 **0027**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado de Alagoas**								250.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	90	0	1000	75.000
			F	4-INV	6	90	0	1000	175.000
2303 20Y6 **0029**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado da Bahia**								500.000
	Pesquisa desenvolvida (unidade): 2		F	3-ODC	6	90	0	1000	200.000
			F	3-ODC	6	99	0	1000	300.000
2303 20Y6 **0031**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado de Minas Gerais**								300.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	90	0	1000	300.000
2303 20Y6 **0035**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado de São Paulo**								872.250
	Pesquisa desenvolvida (unidade): 8		F	3-ODC	6	99	0	1000	235.025
			F	4-INV	6	99	0	1000	637.225
2303 20Y6 **0041**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Paraná**								500.000
	Pesquisa desenvolvida (unidade): 2		F	3-ODC	6	90	0	1000	150.000
			F	4-INV	6	90	0	1000	350.000
2303 20Y6 **0043**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado do Rio Grande do Sul**								930.000
	Pesquisa desenvolvida (unidade): 9		F	3-ODC	6	50	0	1000	78.000
			F	3-ODC	6	90	0	1000	747.000
			F	4-INV	6	90	0	1000	105.000
2303 20Y6 **0053**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Distrito Federal**								1.000.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	99	0	1000	500.000
2303 20Y6 **0054**	Pesquisa, Desenvolvimento e Transferência de Tecnologias para a Agropecuária - **No Estado de Mato Grosso do Sul**								1.000.000
	Pesquisa desenvolvida (unidade): 1		F	3-ODC	6	99	0	1000	600.000
			F	4-INV	6	90	0	1000	400.000
2303 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	20 571							**6.691.049**
2303 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								6.691.049
	Projeto apoiado (unidade): 1		F	3-ODC	2	50	0	1000	6.691.049
2303 **215C**	**Manutenção e Modernização da Infraestrutura Física das Unidades da Embrapa**	20 572							**204.917.809**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22202 EMPRESA BRASILEIRA DE PESQUISA AGROPECUÁRIA - EMBRAPA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2303 215C **0001**	Manutenção e Modernização da Infraestrutura Física das Unidades da Embrapa - **Nacional** Infraestrutura adaptada/modernizada (unidade): 46								199.617.809
			F	3-ODC	2	90	0	1000	7.873.402
			F	3-ODC	6	90	0	1000	100.000
			F	4-INV	2	90	0	1000	5.105.471
			F	4-INV	2	90	0	1051	6.478.751
			F	4-INV	3	90	0	1000	178.860.185
			F	4-INV	6	90	0	1000	900.000
			F	4-INV	6	99	0	1000	300.000
2303 215C **0017**	Manutenção e Modernização da Infraestrutura Física das Unidades da Embrapa - **No Estado do Tocantins** Infraestrutura adaptada/modernizada (unidade): 1								300.000
			F	4-INV	6	90	0	1000	300.000
2303 215C **0021**	Manutenção e Modernização da Infraestrutura Física das Unidades da Embrapa - **No Estado do Maranhão** Infraestrutura adaptada/modernizada (unidade): 2								5.000.000
			F	4-INV	7	90	0	1000	5.000.000
Total									**4.840.897.748**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22906 FUNDO DE DEFESA DA ECONOMIA CAFEEIRA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		23.165.144	20.000.000	20.000.000	8.000.000	7.445.306
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	25.000	25.000	5.000	5.000
1144	AGROPECUÁRIA SUSTENTÁVEL	23.165.144	19.975.000	19.975.000	7.995.000	7.440.306
Funcao						
20	AGRICULTURA	23.165.144	20.000.000	20.000.000	8.000.000	7.445.306
Subfuncao						
131	COMUNICAÇÃO SOCIAL	0	25.000	25.000	5.000	5.000
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	23.165.144	19.975.000	19.975.000	7.995.000	7.440.306
GND						
3	OUTRAS DESPESAS CORRENTES	18.696.488	18.000.000	18.000.000	7.696.100	7.141.406
4	INVESTIMENTOS	4.468.656	2.000.000	2.000.000	303.900	303.900

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**7.016.692**	**303.900**				**7.320.592**
1050			**24.150**					**24.150**
1052			**100.564**					**100.564**
Total	**0**	**0**	**7.141.406**	**303.900**	**0**	**0**	**0**	**7.445.306**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 22000 MINISTÉRIO DA AGRICULTURA E PECUÁRIA

Unidade: 22906 FUNDO DE DEFESA DA ECONOMIA CAFEEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**5.000**
	Atividade								**5.000**
0032 **4641**	**Publicidade de Utilidade Pública**	20 131							**5.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								5.000
			F	3-ODC	2	90	0	1052	5.000
1144	**Agropecuária Sustentável**								**7.440.306**
	Atividade								**7.440.306**
1144 **20Y8**	**Desenvolvimento da Cafeicultura**	20 608							**7.440.306**
1144 20Y8 **0001**	Desenvolvimento da Cafeicultura - **Nacional**								7.440.306
	Produtor beneficiado (unidade): 348		F	3-ODC	2	50	0	1000	1.471.401
			F	3-ODC	2	90	0	1000	5.545.291
			F	3-ODC	2	90	0	1050	24.150
			F	3-ODC	2	90	0	1052	95.564
			F	4-INV	2	90	0	1000	303.900
Total									**7.445.306**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		18.755.660.645	26.981.204.831	21.053.262.576	15.453.719.480	15.195.512.393
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.683.227.582	3.760.627.584	3.737.223.707	4.273.064.285	4.035.033.703
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	33.141.917	2.597.382	2.597.382	6.055.200	6.055.200
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	6.362.330.699	10.301.549.556	7.334.389.513	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	157.798.461	231.241.752	182.344.438	225.715.902	225.701.609
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	36.172.416	13.169.790	20.647.265	15.096.031	23.958.855
0999	RESERVA DE CONTINGÊNCIA	0	128.146.130	128.146.130	92.083.537	92.083.537
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	13.418.696	17.051.000	16.223.479	16.693.230	15.484.538
2304	CIÊNCIA, TECNOLOGIA E INOVAÇÃO PARA O DESENVOLVIMENTO SOCIAL	167.232.993	86.295.436	154.300.364	46.431.252	147.816.479
2306	POLÍTICA NUCLEAR	570.303.135	577.320.937	569.433.840	732.749.549	696.003.038
2307	PROGRAMA ESPACIAL BRASILEIRO	127.460.455	116.788.555	88.314.138	99.887.829	105.052.383
2308	CONSOLIDAÇÃO DO SISTEMA NACIONAL DE CIÊNCIA, TECNOLOGIA E INOVAÇÃO – SNCTI	5.832.248.674	7.816.417.287	6.306.960.307	7.309.950.742	7.196.477.263
2318	GESTÃO DE RISCOS E DE DESASTRES	22.045.053	19.966.500	19.020.981	19.196.677	17.790.289
2324	INOVAÇÃO NAS EMPRESAS PARA UMA NOVA INDUSTRIALIZAÇÃO	1.746.641.331	3.905.044.922	2.488.868.515	2.611.944.956	2.629.098.296
6113	OCEANO, ZONA COSTEIRA E ANTÁRTICA	500.000	1.000.000	980.631	1.000.000	985.707
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	3.139.232	3.988.000	3.811.886	3.850.290	3.971.496
Funcao						
04	ADMINISTRAÇÃO	0	4.100.000	3.902.673	0	0
09	PREVIDÊNCIA SOCIAL	1.884.299.791	1.912.534.036	1.912.534.036	2.236.506.859	2.181.489.844
19	CIÊNCIA E TECNOLOGIA	16.801.936.544	24.920.000.845	18.984.778.442	13.102.612.749	12.890.574.146
28	ENCARGOS ESPECIAIS	69.424.310	16.423.820	23.901.295	22.516.335	31.364.866
99	RESERVA DE CONTINGÊNCIA	0	128.146.130	128.146.130	92.083.537	92.083.537
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	5.044.843	13.179.386	12.533.169	12.542.420	11.682.506
122	ADMINISTRAÇÃO GERAL	1.496.759.328	1.550.950.337	1.528.138.441	1.720.874.544	1.567.372.371
125	NORMATIZAÇÃO E FISCALIZAÇÃO	19.194.410	33.408.000	31.834.565	25.610.829	1.297.434
126	TECNOLOGIA DA INFORMAÇÃO	2.903.676	2.903.676	2.760.433	4.000.000	8.206.952
128	FORMAÇÃO DE RECURSOS HUMANOS	6.480.118	10.000.000	9.506.682	12.000.000	11.120.855
131	COMUNICAÇÃO SOCIAL	1.508.702	8.000.000	7.605.346	7.000.000	6.487.166
211	RELAÇÕES DIPLOMÁTICAS	5.316.061	4.045.000	3.847.673	155.000	155.000
212	COOPERAÇÃO INTERNACIONAL	4.525.584	8.381.701	7.998.948	9.313.639	8.631.304
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.884.299.791	1.912.534.036	1.912.534.036	2.236.506.859	2.181.489.844
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	93.213.608	96.405.220	96.405.220	102.494.778	93.883.366
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	2.149.835	2.500.000	2.401.337	2.850.000	2.681.499
542	CONTROLE AMBIENTAL	3.139.232	3.988.000	3.811.886	3.850.290	3.971.496
571	DESENVOLVIMENTO CIENTÍFICO	3.665.498.775	3.491.561.244	3.353.419.143	3.171.476.892	2.998.131.105
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	11.102.831.806	19.339.664.986	13.552.048.069	7.604.977.815	7.762.522.428
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	53.939.228	35.362.367	55.014.013	34.100.144	50.570.900
662	PRODUÇÃO INDUSTRIAL	137.246.354	135.012.937	132.618.199	185.178.294	178.058.808
846	OUTROS ENCARGOS ESPECIAIS	271.609.296	205.161.811	212.639.286	228.704.439	217.165.822
999	RESERVA DE CONTINGÊNCIA	0	128.146.130	128.146.130	92.083.537	92.083.537
UO						
24101	MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA	2.878.648.889	3.068.880.966	3.167.293.201	3.230.683.944	3.343.806.768
24201	CONSELHO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO	1.802.370.110	1.948.085.287	1.871.233.778	1.831.082.488	1.638.677.007
24204	COMISSÃO NACIONAL DE ENERGIA NUCLEAR	1.121.992.572	1.163.617.347	1.155.314.646	1.399.609.904	1.159.001.724
24205	AGÊNCIA ESPACIAL BRASILEIRA	134.735.754	137.152.492	131.396.646	134.581.231	139.483.979
24209	CENTRO NACIONAL DE TECNOLOGIA ELETRÔNICA AVANÇADA - S.A. - CEITEC	93.251.935	60.369.627	59.169.182	69.314.588	67.558.899
24901	FUNDO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO	6.362.330.685	10.301.549.556	7.334.465.610	8.788.447.325	8.846.984.016
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.128.660.689	3.151.494.707	3.151.494.707	3.643.813.420	3.464.807.762
3	OUTRAS DESPESAS CORRENTES	7.157.314.359	9.932.410.535	7.907.919.311	8.881.952.748	8.753.587.380

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

GND						
4	INVESTIMENTOS	2.096.884.910	3.365.182.885	2.494.572.915	2.785.869.775	2.835.033.714
5	INVERSOES FINANCEIRAS	6.372.800.687	10.403.970.574	7.371.129.513	50.000.000	50.000.000
9	RESERVA DE CONTINGENCIA	0	128.146.130	128.146.130	92.083.537	92.083.537

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	1.283.317.918		2.449.044.967	113.197.267				3.845.560.152
1001	1.783.735.901							1.783.735.901
1050			2.008.383.895	360.723.644				2.369.107.539
1052			452.906.057	107.559.151				560.465.208
1056	397.753.943							397.753.943
1065			54.877.944	20.000.000				74.877.944
1097			274.822.931	28.521.875				303.344.806
1098			592.316.972	115.487.576				707.804.548
1099			284.302.182	19.042.624				303.344.806
1100			541.057.086	166.747.462				707.804.548
1101			524.594.697	233.999.055				758.593.752
1102			336.990.356	17.469.386	50.000.000			404.459.742
1103			36.610.341	6.322.180				42.932.521
1104			46.034.421	112.640.799				158.675.220
1105			12.329.422	4.140.530				16.469.952
1106			969.078	397.854				1.366.932
1107			215.263.385	91.767.271				307.030.656
1108			184.152.217	69.525.712				253.677.929
1109			19.011.961	16.806.123				35.818.084
1110			7.653.501	12.873.157				20.526.658
1112			1.177.600					1.177.600
1113			500.000				92.083.537	92.583.537
1118			710.582.931	1.337.798.746				2.048.381.677
1119			5.436	13.302				18.738
Total	3.464.807.762	0	8.753.587.380	2.835.033.714	50.000.000	0	92.083.537	15.195.512.393

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.878.648.889	3.068.880.966	3.167.293.201	3.230.683.944	3.343.806.768
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.399.544.769	2.468.371.026	2.451.318.666	2.733.261.295	2.708.375.619
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	513.000	513.000	1.166.783	1.152.490
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	36.142.894	12.402.790	19.880.265	14.879.030	23.741.854
0999	RESERVA DE CONTINGÊNCIA	0	128.146.130	128.146.130	92.083.537	92.083.537
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	13.418.696	17.051.000	16.223.479	16.693.230	15.484.538
2304	CIÊNCIA, TECNOLOGIA E INOVAÇÃO PARA O DESENVOLVIMENTO SOCIAL	92.726.158	59.615.436	152.499.294	44.431.252	141.794.003
2308	CONSOLIDAÇÃO DO SISTEMA NACIONAL DE CIÊNCIA, TECNOLOGIA E INOVAÇÃO – SNCTI	287.090.820	335.587.486	331.784.391	283.229.372	293.497.381
2318	GESTÃO DE RISCOS E DE DESASTRES	22.045.053	19.966.500	19.020.981	19.196.677	17.790.289
2324	INOVAÇÃO NAS EMPRESAS PARA UMA NOVA INDUSTRIALIZAÇÃO	24.041.267	22.239.598	43.114.478	20.892.478	44.929.854
6113	OCEANO, ZONA COSTEIRA E ANTÁRTICA	500.000	1.000.000	980.631	1.000.000	985.707
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	3.139.232	3.988.000	3.811.886	3.850.290	3.971.496
Funcao						
04	ADMINISTRAÇÃO	0	4.100.000	3.902.673	0	0
09	PREVIDÊNCIA SOCIAL	1.331.192.560	1.356.589.995	1.356.589.995	1.558.504.015	1.558.504.015
19	CIÊNCIA E TECNOLOGIA	1.511.313.435	1.567.129.051	1.658.261.138	1.564.050.579	1.668.324.872
28	ENCARGOS ESPECIAIS	36.142.894	12.915.790	20.393.265	16.045.813	24.894.344
99	RESERVA DE CONTINGÊNCIA	0	128.146.130	128.146.130	92.083.537	92.083.537
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	4.964.843	13.099.386	12.453.169	11.542.420	10.696.799
122	ADMINISTRAÇÃO GERAL	893.953.102	934.985.933	918.525.554	997.075.339	972.702.497
125	NORMATIZAÇÃO E FISCALIZAÇÃO	568.525	1.400.000	1.330.937	1.400.000	1.297.434
131	COMUNICAÇÃO SOCIAL	1.508.702	8.000.000	7.605.346	7.000.000	6.487.166
211	RELAÇÕES DIPLOMÁTICAS	5.316.061	4.045.000	3.847.673	155.000	155.000
212	COOPERAÇÃO INTERNACIONAL	754.622	5.258.760	4.999.336	6.313.639	5.851.090
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.331.192.560	1.356.589.995	1.356.589.995	1.558.504.015	1.558.504.015
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	54.004.606	56.451.486	56.451.486	57.833.616	57.833.616
542	CONTROLE AMBIENTAL	3.139.232	3.988.000	3.811.886	3.850.290	3.971.496
571	DESENVOLVIMENTO CIENTÍFICO	308.125.293	361.265.748	364.840.562	293.189.984	306.095.249
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	74.220.721	40.628.759	126.661.307	40.741.822	145.837.776
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	51.133.098	33.762.367	53.292.943	32.100.144	44.548.424
846	OUTROS ENCARGOS ESPECIAIS	149.767.524	121.259.402	128.736.877	128.894.138	137.742.669
999	RESERVA DE CONTINGÊNCIA	0	128.146.130	128.146.130	92.083.537	92.083.537
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.019.262.111	2.063.968.546	2.063.968.546	2.334.899.322	2.334.899.322
3	OUTRAS DESPESAS CORRENTES	779.238.338	830.035.017	897.181.260	765.369.443	851.562.776
4	INVESTIMENTOS	80.148.440	46.731.273	77.997.265	38.331.642	65.261.133
9	RESERVA DE CONTINGENCIA	0	128.146.130	128.146.130	92.083.537	92.083.537

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**776.395.307**		**849.638.531**	**65.261.133**				**1.691.294.971**
1001	**1.338.746.579**							**1.338.746.579**
1050			**1.424.245**					**1.424.245**
1056	**219.757.436**							**219.757.436**
1113			**500.000**				**92.083.537**	**92.583.537**
Total	**2.334.899.322**	**0**	**851.562.776**	**65.261.133**	**0**	**0**	**92.083.537**	**3.343.806.768**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.708.375.619**
	Atividade								**1.037.023.279**
0032 **2000**	**Administração da Unidade**	19 122							**308.321.420**
0032 2000 **0001**	Administração da Unidade - **Nacional**								308.321.420
			F	3-ODC	2	90	0	1000	292.918.163
			F	3-ODC	2	91	0	1000	1.015.039
			F	4-INV	2	90	0	1000	14.388.218
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**17.177.472**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								17.177.472
			F	3-ODC	1	90	0	1000	17.177.472
0032 **20TP**	**Ativos Civis da União**	19 122							**663.380.199**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								663.380.199
			F	1-PES	1	90	0	1000	663.380.199
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**40.656.144**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								40.656.144
			F	3-ODC	1	90	0	1000	40.656.144
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	19 122							**1.000.878**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 24								1.000.878
			F	3-ODC	2	90	0	1000	1.000.878
0032 **4641**	**Publicidade de Utilidade Pública**	19 131							**6.487.166**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								6.487.166
			F	3-ODC	2	90	0	1000	6.487.166
	Operação Especial								**1.671.352.340**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.558.504.015**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.558.504.015
			S	1-PES	1	90	0	1001	1.338.746.579
			S	1-PES	1	90	0	1056	219.757.436
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	19 846							**112.848.325**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								112.848.325
			F	1-PES	0	91	0	1000	112.848.325
0909	**Operações Especiais: Outros Encargos Especiais**								**1.152.490**
	Operação Especial								**1.152.490**
0909 **00R6**	**Encargos Decorrentes da Extinção de Entidades Vinculadas ao Ministério da Ciência, Tecnologia e Inovação - MCTI**	28 846							**985.707**
0909 00R6 **0001**	Encargos Decorrentes da Extinção de Entidades Vinculadas ao Ministério da Ciência, Tecnologia e Inovação - MCTI - **Nacional**								985.707
			F	3-ODC	2	90	0	1000	985.707
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**153.783**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								153.783
			F	1-PES	1	90	0	1000	153.783
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**23.741.854**
	Operação Especial								**23.741.854**
0910 **008A**	**Contribuição à Academia Brasileira de Ciências - ABC**	28 846							**5.745.776**
0910 008A **0001**	Contribuição à Academia Brasileira de Ciências - ABC - **Nacional**								5.745.776
			F	3-ODC	2	50	0	1000	5.745.776
0910 **00F7**	**Contribuição à Associação Brasileira das Instituições de Pesquisa Tecnológica - ABIPTI**	28 846							**8.350.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00F7 **0001**	Contribuição à Associação Brasileira das Instituições de Pesquisa Tecnológica - ABIPTI - **Nacional**								8.350.000
			F	3-ODC	2	50	0	1000	350.000
			F	3-ODC	6	50	0	1000	5.000.000
			F	3-ODC	6	90	0	1000	3.000.000
0910 **00F8**	**Contribuição à Sociedade Brasileira para o Progresso da Ciência - SBPC**	28 846							**5.745.776**
0910 00F8 **0001**	Contribuição à Sociedade Brasileira para o Progresso da Ciência - SBPC - **Nacional**								5.745.776
			F	3-ODC	2	50	0	1000	5.745.776
0910 **00NQ**	**Contribuição à Associação para Promoção da Excelência do Software Brasileiro - SOFTEX**	28 846							**2.785.707**
0910 00NQ **0001**	Contribuição à Associação para Promoção da Excelência do Software Brasileiro - SOFTEX - **Nacional**								1.385.707
			F	3-ODC	2	50	0	1000	985.707
			F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	200.000
0910 00NQ **0053**	Contribuição à Associação para Promoção da Excelência do Software Brasileiro - SOFTEX - **No Distrito Federal**								1.400.000
			F	3-ODC	6	99	0	1000	1.300.000
			F	4-INV	6	99	0	1000	100.000
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**119.030**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								119.030
			F	3-ODC	2	50	0	1000	114.530
			F	3-ODC	2	90	0	1000	4.500
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**995.565**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								995.565
			F	3-ODC	2	80	0	1000	995.565
0999	**Reserva de Contingência**								**92.083.537**
	Operação Especial								**92.083.537**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**92.083.537**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								92.083.537
			F	9-RES	0	99	0	1113	92.083.537
1158	**Enfrentamento da Emergência Climática**								**15.484.538**
	Atividade								**15.484.538**
1158 **20VA**	**Apoio a Estudos e Projetos de Pesquisas e Desenvolvimento Relacionados à Mudança do Clima**	19 571							**2.083.767**
1158 20VA **0001**	Apoio a Estudos e Projetos de Pesquisas e Desenvolvimento Relacionados à Mudança do Clima - **Nacional**								2.083.767
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	0	1000	1.888.767
			F	4-INV	2	90	0	1000	195.000
1158 **216W**	**Pesquisa e Desenvolvimento para Estudos de Tempo, Clima, Observação e Modelagem do Sistema Terrestre**	19 571							**13.400.771**
1158 216W **0001**	Pesquisa e Desenvolvimento para Estudos de Tempo, Clima, Observação e Modelagem do Sistema Terrestre - **Nacional**								13.400.771
	Atividade apoiada (unidade): 5		F	3-ODC	2	90	0	1000	11.040.470
			F	4-INV	2	90	0	1000	2.360.301
2304	**Ciência, Tecnologia e Inovação para o Desenvolvimento Social**								**141.794.003**
	Atividade								**141.794.003**
2304 **20UP**	**Apoio a Projetos de Tecnologia Social e Assistiva**	19 572							**101.387.307**
2304 20UP **0001**	Apoio a Projetos de Tecnologia Social e Assistiva - **Nacional**								37.062.054
	Projeto/iniciativa apoiado(a) (unidade): 80		F	3-ODC	2	90	0	1000	18.230.047
			F	3-ODC	6	50	0	1000	10.500.000
			F	3-ODC	6	99	0	1000	4.752.007
			F	4-INV	2	90	0	1000	3.334.000
			F	4-INV	6	99	0	1000	246.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2304	20UP	**0011**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado de Rondônia**								200.000
			Projeto/iniciativa apoiado(a) (unidade): 30		F	3-ODC	6	99	0	1000	200.000
2304	20UP	**0017**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado do Tocantins**								5.000.000
			Projeto/iniciativa apoiado(a) (unidade): 139		F	3-ODC	6	50	0	1000	5.000.000
2304	20UP	**0031**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado de Minas Gerais**								1.000.000
			Projeto/iniciativa apoiado(a) (unidade): 500		F	3-ODC	6	99	0	1000	1.000.000
2304	20UP	**0032**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado do Espírito Santo**								3.205.755
			Projeto/iniciativa apoiado(a) (unidade): 6		F	3-ODC	6	50	0	1000	3.000.000
					F	3-ODC	6	99	0	1000	205.755
2304	20UP	**0033**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado do Rio de Janeiro**								1.625.124
			Projeto/iniciativa apoiado(a) (unidade): 2		F	3-ODC	6	50	0	1000	1.625.124
2304	20UP	**0035**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado de São Paulo**								800.000
			Projeto/iniciativa apoiado(a) (unidade): 1		F	3-ODC	6	50	0	1000	800.000
2304	20UP	**0042**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado de Santa Catarina**								400.000
			Projeto/iniciativa apoiado(a) (unidade): 1		F	3-ODC	6	99	0	1000	400.000
2304	20UP	**0043**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado do Rio Grande do Sul**								2.300.000
			Projeto/iniciativa apoiado(a) (unidade): 4		F	3-ODC	6	50	0	1000	550.000
					F	4-INV	6	50	0	1000	750.000
					F	4-INV	6	99	0	1000	1.000.000
2304	20UP	**0051**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado de Mato Grosso**								5.000.000
			Projeto/iniciativa apoiado(a) (unidade): 10		F	3-ODC	6	99	0	1000	5.000.000
2304	20UP	**0052**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Estado de Goiás**								400.000
			Projeto/iniciativa apoiado(a) (unidade): 20		F	3-ODC	6	99	0	1000	400.000
2304	20UP	**0053**	Apoio a Projetos de Tecnologia Social e Assistiva - **No Distrito Federal**								43.394.374
			Projeto/iniciativa apoiado(a) (unidade): 14		F	3-ODC	7	90	0	1000	39.894.374
					F	4-INV	7	90	0	1000	3.500.000
2304	20UP	**7001**	Apoio a Projetos de Tecnologia Social e Assistiva - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno – RIDE - Na Região Centro-Oeste**								1.000.000
			Projeto/iniciativa apoiado(a) (unidade): 20		F	3-ODC	6	99	0	1000	1.000.000
2304	**6702**		**Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica**	19 573							**40.406.696**
2304	6702	**0001**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **Nacional**								32.146.696
			Projeto apoiado (unidade): 14		F	3-ODC	2	90	0	1000	25.073.220
					F	3-ODC	6	90	0	1000	600.000
					F	3-ODC	6	99	0	1000	3.150.000
					F	4-INV	2	90	0	1000	3.173.476
					F	4-INV	6	99	0	1000	150.000
2304	6702	**0011**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado de Rondônia**								100.000
			Projeto apoiado (unidade): 5		F	3-ODC	6	90	0	1000	100.000
2304	6702	**0023**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado do Ceará**								1.510.000
			Projeto apoiado (unidade): 3		F	3-ODC	6	50	0	1000	1.510.000
2304	6702	**0025**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado da Paraíba**								1.000.000
			Projeto apoiado (unidade): 4		F	3-ODC	6	50	0	1000	200.000
					F	3-ODC	6	99	0	1000	650.000
					F	4-INV	6	99	0	1000	150.000
2304	6702	**0026**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado de Pernambuco**								250.000
			Projeto apoiado (unidade): 2		F	3-ODC	6	99	0	1000	250.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2304 6702 **0033**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado do Rio de Janeiro**								900.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	900.000
2304 6702 **0035**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado de São Paulo**								1.300.000
	Projeto apoiado (unidade): 600.010		F	3-ODC	6	99	0	1000	1.300.000
2304 6702 **0042**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado de Santa Catarina**								1.200.000
	Projeto apoiado (unidade): 55		F	3-ODC	6	40	0	1000	200.000
			F	3-ODC	6	99	0	1000	200.000
			F	4-INV	6	40	0	1000	500.000
			F	4-INV	6	99	0	1000	300.000
2304 6702 **0043**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Estado do Rio Grande do Sul**								1.500.000
	Projeto apoiado (unidade): 3		F	3-ODC	6	99	0	1000	1.500.000
2304 6702 **0053**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **No Distrito Federal**								500.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	500.000
2308	**Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI**								**293.497.381**
	Atividade								**287.741.995**
2308 **200D**	**Participação Brasileira em Telescópios Internacionais**	19 571							**10.155.195**
2308 200D **0001**	Participação Brasileira em Telescópios Internacionais - **Nacional**								10.155.195
	Infraestrutura de P&D disponibilizada (horas/ano): 1.110		F	3-ODC	2	90	0	1000	10.155.195
2308 **20UI**	**Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas Espaciais - INPE**	19 571							**4.017.883**
2308 20UI **0001**	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas Espaciais - INPE - **Nacional**								4.017.883
	Iniciativa apoiada (unidade): 52		F	3-ODC	2	90	0	1000	2.711.738
			F	4-INV	2	90	0	1000	1.306.145
2308 **20UJ**	**Ciência, Tecnologia e Inovação no Instituto Nacional do Semiárido - INSA**	19 571							**1.000.000**
2308 20UJ **0001**	Ciência, Tecnologia e Inovação no Instituto Nacional do Semiárido - INSA - **Nacional**								1.000.000
	Pesquisa realizada (unidade): 10		F	3-ODC	2	90	0	1000	850.000
			F	4-INV	2	90	0	1000	150.000
2308 **20UK**	**Ciência, Tecnologia e Inovação no Observatório Nacional - ON**	19 571							**6.255.484**
2308 20UK **0001**	Ciência, Tecnologia e Inovação no Observatório Nacional - ON - **Nacional**								6.255.484
	Serviço prestado (unidade): 70		F	3-ODC	2	90	0	1000	4.123.985
			F	4-INV	2	90	0	1000	2.131.499
2308 **20UL**	**Ciência, Tecnologia e Inovação no Centro de Tecnologia da Informação Renato Archer - CTI**	19 572							**1.711.559**
2308 20UL **0001**	Ciência, Tecnologia e Inovação no Centro de Tecnologia da Informação Renato Archer - CTI - **Nacional**								1.711.559
	Projeto apoiado (unidade): 227		F	3-ODC	2	90	0	1000	1.461.559
			F	3-ODC	2	90	0	1050	100.000
			F	4-INV	2	90	0	1000	150.000
2308 **20UM**	**Ciência, Tecnologia e Inovação no Centro Brasileiro de Pesquisas Físicas - CBPF**	19 571							**1.163.912**
2308 20UM **0001**	Ciência, Tecnologia e Inovação no Centro Brasileiro de Pesquisas Físicas - CBPF - **Nacional**								1.163.912
	Artigo publicado (unidade): 540		F	3-ODC	2	90	0	1000	563.912
			F	4-INV	2	90	0	1000	600.000
2308 **20UN**	**Ciência, Tecnologia e Inovação no Instituto Nacional de Tecnologia - INT**	19 572							**5.016.882**
2308 20UN **0001**	Ciência, Tecnologia e Inovação no Instituto Nacional de Tecnologia - INT - **Nacional**								5.016.882
	Entrega técnica concluída (unidade): 364		F	3-ODC	2	90	0	1000	2.542.843
			F	3-ODC	2	90	0	1050	677.903
			F	4-INV	2	90	0	1000	1.796.136

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2308 **20UO**	**Pesquisa, Desenvolvimento Tecnológico e Inovação no Museu de Astronomia e Ciências Afins - MAST**	19 573							**1.793.412**
2308 20UO **0001**	Pesquisa, Desenvolvimento Tecnológico e Inovação no Museu de Astronomia e Ciências Afins - MAST - **Nacional** Projeto apoiado (unidade): 25								1.793.412
			F	3-ODC	2	90	0	1000	1.793.412
2308 **20UR**	**Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas da Amazônia - INPA**	19 571							**8.915.305**
2308 20UR **0010**	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisas da Amazônia - INPA - **Na Região Norte** Pesquisa realizada (unidade): 3								8.915.305
			F	3-ODC	2	90	0	1000	7.485.305
			F	3-ODC	2	90	0	1050	280.000
			F	3-ODC	6	90	0	1000	500.000
			F	4-INV	2	90	0	1000	650.000
2308 **20US**	**Fomento a Projetos de Pesquisa e Desenvolvimento Científico**	19 571							**12.475.906**
2308 20US **0001**	Fomento a Projetos de Pesquisa e Desenvolvimento Científico - **Nacional** Projeto apoiado (unidade): 25								12.075.906
			F	3-ODC	2	90	0	1000	2.710.108
			F	3-ODC	6	99	0	1000	4.172.899
			F	4-INV	2	90	0	1000	1.320.000
			F	4-INV	6	99	0	1000	3.872.899
2308 20US **0033**	Fomento a Projetos de Pesquisa e Desenvolvimento Científico - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 5								200.000
			F	3-ODC	6	99	0	1000	200.000
2308 20US **0043**	Fomento a Projetos de Pesquisa e Desenvolvimento Científico - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								200.000
			F	4-INV	6	50	0	1000	200.000
2308 **20V7**	**Pesquisa, Desenvolvimento Científico, Difusão do Conhecimento e Popularização da Ciência nas Unidades de Pesquisa do MCTI**	19 571							**20.968.296**
2308 20V7 **0001**	Pesquisa, Desenvolvimento Científico, Difusão do Conhecimento e Popularização da Ciência nas Unidades de Pesquisa do MCTI - **Nacional** Unidade de pesquisa apoiada (unidade): 17								20.968.296
			F	3-ODC	2	90	0	1000	20.968.296
2308 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	19 571							**133.530.646**
2308 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional** Projeto apoiado (unidade): 7								133.530.646
			F	3-ODC	2	50	0	1000	133.530.646
2308 **215L**	**Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico**	19 571							**27.655.477**
2308 215L **0001**	Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico - **Nacional** Iniciativa apoiada (unidade): 15								15.255.476
			F	3-ODC	2	90	0	1000	12.475.262
			F	4-INV	2	90	0	1000	2.780.214
2308 215L **0031**	Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico - **No Estado de Minas Gerais** Iniciativa apoiada (unidade): 10								3.000.000
			F	3-ODC	6	50	0	1000	3.000.000
2308 215L **0033**	Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico - **No Estado do Rio de Janeiro** Iniciativa apoiada (unidade): 1								400.000
			F	3-ODC	6	50	0	1000	400.000
2308 215L **0035**	Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico - **No Estado de São Paulo** Iniciativa apoiada (unidade): 101								2.400.001
			F	3-ODC	6	99	0	1000	1
			F	4-INV	6	99	0	1000	2.400.000
2308 215L **0041**	Fomento à Pesquisa e ao Desenvolvimento Científico e Tecnológico - **No Estado do Paraná** Iniciativa apoiada (unidade): 2								6.600.000
			F	3-ODC	6	99	0	1000	5.000.000
			F	4-INV	6	99	0	1000	1.600.000
2308 **217J**	**Atuação de Órgãos Colegiados Integrantes da Estrutura do MCTI**	19 571							**1.530.117**
2308 217J **0001**	Atuação de Órgãos Colegiados Integrantes da Estrutura do MCTI - **Nacional** Ato publicado (unidade): 55								1.530.117
			F	3-ODC	2	90	0	1000	1.530.117
2308 **218D**	**Ciência, Tecnologia e Inovação no Instituto Nacional da Mata Atlântica - INMA**	19 571							**949.947**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2308 218D **0001**	Ciência, Tecnologia e Inovação no Instituto Nacional da Mata Atlântica - INMA - **Nacional**								949.947
	Pesquisa realizada (unidade): 20		F	3-ODC	2	90	0	1000	949.405
			F	3-ODC	2	90	0	1050	542
2308 **21F7**	**Pesquisa, Desenvolvimento Tecnológico e Inovação no Centro Nacional de Monitoramento e Alertas de Desastres Naturais - CEMADEN**	19 571							**608.114**
2308 21F7 **0001**	Pesquisa, Desenvolvimento Tecnológico e Inovação no Centro Nacional de Monitoramento e Alertas de Desastres Naturais - CEMADEN - **Nacional**								608.114
	Pesquisa realizada (unidade): 1		F	3-ODC	2	90	0	1000	608.114
2308 **21F8**	**Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisa do Pantanal - INPP**	19 571							**3.140.000**
2308 21F8 **0001**	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisa do Pantanal - INPP - **Nacional**								140.000
	Pesquisa realizada (unidade): 2		F	3-ODC	2	90	0	1000	100.000
			F	4-INV	2	90	0	1000	40.000
2308 21F8 **0051**	Ciência, Tecnologia e Inovação no Instituto Nacional de Pesquisa do Pantanal - INPP - **No Estado de Mato Grosso**								3.000.000
	Pesquisa realizada (unidade): 2		F	3-ODC	6	90	0	1000	2.000.000
			F	4-INV	6	90	0	1000	1.000.000
2308 **21IF**	**Cooperação Regional em Ciência, Tecnologia e Inovação com a América Latina e o Caribe**	19 573							**1.390.108**
2308 21IF **0002**	Cooperação Regional em Ciência, Tecnologia e Inovação com a América Latina e o Caribe - **Exterior**								1.390.108
	Cooperação internacional realizada (unidade): 2		F	3-ODC	2	90	0	1000	1.390.108
2308 **2495**	**Controle de Bens Sensíveis**	19 125							**1.297.434**
2308 2495 **0001**	Controle de Bens Sensíveis - **Nacional**								1.297.434
	Controle realizado (%): 100		F	3-ODC	2	90	0	1000	1.297.434
2308 **2C67**	**Pesquisa e Desenvolvimento no Centro de Tecnologias Estratégicas do Nordeste - CETENE**	19 572							**1.900.000**
2308 2C67 **0020**	Pesquisa e Desenvolvimento no Centro de Tecnologias Estratégicas do Nordeste - CETENE - **Na Região Nordeste**								1.400.000
	Projeto desenvolvido (unidade): 20		F	3-ODC	2	90	0	1000	820.000
			F	3-ODC	2	90	0	1050	30.000
			F	3-ODC	6	99	0	1000	320.000
			F	4-INV	2	90	0	1000	200.000
			F	4-INV	6	99	0	1000	30.000
2308 2C67 **0026**	Pesquisa e Desenvolvimento no Centro de Tecnologias Estratégicas do Nordeste - CETENE - **No Estado de Pernambuco**								500.000
	Projeto desenvolvido (unidade): 3		F	3-ODC	6	90	0	1000	85.000
			F	4-INV	6	90	0	1000	415.000
2308 **4125**	**Pesquisa Científica, Desenvolvimento Tecnológico e Inovação sobre a Bio, Geo e Sociodiversidade da Amazônia no Museu Paraense Emílio Goeldi - MPEG**	19 571							**9.659.221**
2308 4125 **0010**	Pesquisa Científica, Desenvolvimento Tecnológico e Inovação sobre a Bio, Geo e Sociodiversidade da Amazônia no Museu Paraense Emílio Goeldi - MPEG - **Na Região Norte**								9.659.221
	Projeto apoiado (unidade): 200		F	3-ODC	2	90	0	1000	8.409.221
			F	3-ODC	2	90	0	1050	270.000
			F	3-ODC	2	91	0	1000	100.000
			F	4-INV	2	90	0	1000	880.000
2308 **4126**	**Pesquisa e Desenvolvimento em Astrofísica e Astronomia no Laboratório Nacional de Astrofísica - LNA**	19 571							**2.249.377**
2308 4126 **0001**	Pesquisa e Desenvolvimento em Astrofísica e Astronomia no Laboratório Nacional de Astrofísica - LNA - **Nacional**								2.249.377
	Artigo publicado (unidade): 160		F	3-ODC	2	90	0	1000	1.350.899
			F	3-ODC	2	90	0	1050	61.000
			F	4-INV	2	90	0	1000	837.478
2308 **4128**	**Pesquisa e Desenvolvimento no Centro de Tecnologia Mineral - CETEM**	19 571							**2.464.238**
2308 4128 **0001**	Pesquisa e Desenvolvimento no Centro de Tecnologia Mineral - CETEM - **Nacional**								2.464.238
	Processo desenvolvido (unidade): 100		F	3-ODC	2	90	0	1000	984.238
			F	3-ODC	2	90	0	1113	500.000
			F	4-INV	2	90	0	1000	980.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2308 **4132**	**Pesquisa e Desenvolvimento no Instituto Brasileiro de Informação em Ciência e Tecnologia - IBICT**	19 573							**958.208**
2308 4132 **0001**	Pesquisa e Desenvolvimento no Instituto Brasileiro de Informação em Ciência e Tecnologia - IBICT - **Nacional**								958.208
	Informação disseminada (unidade): 140.000		F	3-ODC	2	90	0	1000	958.208
2308 **4139**	**Pesquisa e Desenvolvimento no Laboratório Nacional de Computação Científica - LNCC**	19 571							**10.387.385**
2308 4139 **0001**	Pesquisa e Desenvolvimento no Laboratório Nacional de Computação Científica - LNCC - **Nacional**								10.387.385
	Publicação realizada (unidade): 100		F	3-ODC	2	90	0	1000	9.974.327
			F	3-ODC	2	90	0	1050	4.800
			F	4-INV	2	90	0	1000	408.258
2308 **4210**	**Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação**	19 121							**10.696.799**
2308 4210 **0001**	Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação - **Nacional**								10.696.799
	Ação apoiada (unidade): 5		F	3-ODC	2	90	0	1000	10.696.799
2308 **6147**	**Cooperação Internacional em Ciência, Tecnologia e Inovação**	19 212							**5.851.090**
2308 6147 **0001**	Cooperação Internacional em Ciência, Tecnologia e Inovação - **Nacional**								5.851.090
	Cooperação internacional realizada (unidade): 4		F	3-ODC	2	90	0	1000	5.851.090
	Projeto								**5.600.386**
2308 **13CL**	**Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)**	19 571							**500.000**
2308 13CL **0035**	Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998) - **No Estado de São Paulo**								500.000
	Empreendimento implantado (% de execução física): 1		F	3-ODC	2	50	0	1000	500.000
2308 **14XT**	**Expansão das Instalações Física e Laboratorial do LNNano, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)**	19 571							**500.000**
2308 14XT **0035**	Expansão das Instalações Física e Laboratorial do LNNano, por Organização Social (Lei nº 9.637, de 15 de maio de 1998) - **No Estado de São Paulo**								500.000
	Laboratório ampliado/modernizado (% de execução): 1		F	3-ODC	2	50	0	1000	500.000
2308 **154K**	**Construção da Infraestrutura do Instituto Nacional do Semiárido - INSA**	19 571							**600.000**
2308 154K **0025**	Construção da Infraestrutura do Instituto Nacional do Semiárido - INSA - **No Estado da Paraíba**								600.000
	Infraestrutura implantada (% de execução física): 4		F	4-INV	2	90	0	1000	600.000
2308 **15P6**	**Ampliação e Modernização da Infraestrutura para o Estudo da Biodiversidade, Inovação Tecnológica e Sustentabilidade dos Ecossistemas Amazônicos frente às Mudanças Globais**	19 571							**4.000.386**
2308 15P6 **0013**	Ampliação e Modernização da Infraestrutura para o Estudo da Biodiversidade, Inovação Tecnológica e Sustentabilidade dos Ecossistemas Amazônicos frente às Mudanças Globais - **No Estado do Amazonas**								4.000.386
	Infraestrutura modernizada (% de execução física): 1		F	3-ODC	2	90	0	1000	985.707
			F	4-INV	2	90	0	1000	3.014.679
	Operação Especial								**155.000**
2308 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	19 211							**155.000**
2308 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								155.000
			F	3-ODC	2	80	0	1000	155.000
2318	**Gestão de Riscos e de Desastres**								**17.790.289**
	Atividade								**17.790.289**
2318 **20GB**	**Monitoramento e Alerta de Desastres Naturais - CEMADEN**	19 571							**17.790.289**
2318 20GB **0001**	Monitoramento e Alerta de Desastres Naturais - CEMADEN - **Nacional**								17.790.289
	Área de risco monitorada (unidade): 1.133		F	3-ODC	2	90	0	1000	17.790.289
2324	**Inovação nas Empresas para uma Nova Industrialização**								**44.929.854**
	Atividade								**44.929.854**
2324 **20UT**	**Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais**	19 571							**9.107.826**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24101 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática		Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2324 20UT	**0001**	Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais - **Nacional**								5.307.826
		Projeto/iniciativa apoiado(a) (unidade): 34		F	3-ODC	2	90	0	1000	4.807.826
				F	3-ODC	6	99	0	1000	500.000
2324 20UT	**0026**	Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais - **No Estado de Pernambuco**								200.000
		Projeto/iniciativa apoiado(a) (unidade): 4		F	3-ODC	6	99	0	1000	200.000
2324 20UT	**0042**	Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais - **No Estado de Santa Catarina**								2.600.000
		Projeto/iniciativa apoiado(a) (unidade): 4		F	3-ODC	6	99	0	1000	2.000.000
				F	4-INV	6	50	0	1000	600.000
2324 20UT	**1747**	Promoção da Pesquisa, Desenvolvimento Inovação (PD&I) em Tecnologias Digitais - **No Município de Vitória de Santo Antão - PE**								1.000.000
		Projeto/iniciativa apoiado(a) (unidade): 1		F	3-ODC	6	40	0	1000	1.000.000
2324 **20V6**		**Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas**	19 572							**35.822.028**
2324 20V6	**0001**	Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas - **Nacional**								29.722.028
		Projeto/iniciativa apoiado(a) (unidade): 51		F	3-ODC	2	90	0	1000	24.538.028
				F	4-INV	2	90	0	1000	5.184.000
2324 20V6	**0035**	Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas - **No Estado de São Paulo**								1.000.000
		Projeto/iniciativa apoiado(a) (unidade): 11		F	3-ODC	6	50	0	1000	500.000
				F	4-INV	6	99	0	1000	500.000
2324 20V6	**0042**	Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas - **No Estado de Santa Catarina**								4.100.000
		Projeto/iniciativa apoiado(a) (unidade): 29		F	3-ODC	6	50	0	1000	500.000
				F	3-ODC	6	90	0	1000	1.250.000
				F	3-ODC	6	99	0	1000	1.200.000
				F	4-INV	6	50	0	1000	1.000.000
				F	4-INV	6	99	0	1000	150.000
2324 20V6	**1436**	Fomento ao Desenvolvimento Tecnológico e à Inovação nas Empresas e nas Cadeias produtivas - **No Município de João Pessoa - PB**								1.000.000
		Projeto/iniciativa apoiado(a) (unidade): 1		F	3-ODC	6	50	0	1000	1.000.000
6113		**Oceano, Zona Costeira e Antártica**								**985.707**
		Atividade								**985.707**
6113 **20UV**		**Fomento à Pesquisa e Desenvolvimento em Ciência e Tecnologia do Mar e Antártica e à Infraestrutura Oceânica e Antártica**	19 571							**985.707**
6113 20UV	**0001**	Fomento à Pesquisa e Desenvolvimento em Ciência e Tecnologia do Mar e Antártica e à Infraestrutura Oceânica e Antártica - **Nacional**								985.707
		Projeto apoiado (unidade): 3		F	3-ODC	2	90	0	1000	985.707
6114		**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**								**3.971.496**
		Atividade								**3.971.496**
6114 **20V9**		**Monitoramento da Cobertura da Terra e do Risco de Queimadas e Incêndios Florestais (INPE)**	19 542							**3.971.496**
6114 20V9	**0001**	Monitoramento da Cobertura da Terra e do Risco de Queimadas e Incêndios Florestais (INPE) - **Nacional**								3.971.496
		Boletim divulgado (unidade): 22		F	3-ODC	2	90	0	1000	3.273.666
				F	3-ODC	6	90	0	1000	380.000
				F	4-INV	2	90	0	1000	317.830
Total										**3.343.806.768**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24201 CONSELHO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.802.370.110	1.948.085.287	1.871.233.778	1.831.082.488	1.638.677.007
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	314.946.915	326.685.275	322.140.076	390.654.687	381.633.256
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
2304	CIÊNCIA, TECNOLOGIA E INOVAÇÃO PARA O DESENVOLVIMENTO SOCIAL	2.886.130	1.680.000	1.801.070	2.000.000	6.022.476
2308	CONSOLIDAÇÃO DO SISTEMA NACIONAL DE CIÊNCIA, TECNOLOGIA E INOVAÇÃO – SNCTI	1.389.655.063	1.519.148.375	1.451.062.202	1.368.413.680	1.186.135.501
2324	INOVAÇÃO NAS EMPRESAS PARA UMA NOVA INDUSTRIALIZAÇÃO	94.882.003	100.558.637	96.217.430	70.000.000	64.871.653
Funcao						
09	PREVIDÊNCIA SOCIAL	142.852.746	143.800.053	143.800.053	163.130.150	163.130.150
19	CIÊNCIA E TECNOLOGIA	1.659.517.364	1.804.272.234	1.727.420.725	1.667.938.217	1.475.532.736
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	80.000	80.000	80.000	1.000.000	985.707
122	ADMINISTRAÇÃO GERAL	152.110.067	162.994.304	158.449.105	208.213.921	199.192.490
126	TECNOLOGIA DA INFORMAÇÃO	2.903.676	2.903.676	2.760.433	4.000.000	8.206.952
212	COOPERAÇÃO INTERNACIONAL	3.312.087	3.122.941	2.999.612	3.000.000	2.780.214
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	142.852.746	143.800.053	143.800.053	163.130.150	163.130.150
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.182.621	6.578.541	6.578.541	7.057.801	7.057.801
571	DESENVOLVIMENTO CIENTÍFICO	1.383.439.300	1.513.121.758	1.445.302.157	1.360.413.680	1.174.162.628
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	94.882.003	100.558.637	96.217.430	70.000.000	64.871.653
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	2.806.130	1.600.000	1.721.070	2.000.000	6.022.476
846	OUTROS ENCARGOS ESPECIAIS	13.801.481	13.325.377	13.325.377	12.266.936	12.266.936
GND						
1	PESSOAL E ENCARGOS SOCIAIS	225.168.254	225.119.734	225.119.734	257.411.007	257.411.007
3	OUTRAS DESPESAS CORRENTES	1.526.746.400	1.694.444.623	1.617.813.466	1.546.171.481	1.352.091.465
4	INVESTIMENTOS	50.455.456	28.520.930	28.300.578	27.500.000	29.174.535

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**94.280.857**		**1.296.352.663**	**9.174.535**				**1.399.808.055**
1001	**139.269.386**							**139.269.386**
1050			**860.858**					**860.858**
1056	**23.860.764**							**23.860.764**
1065			**54.877.944**	**20.000.000**				**74.877.944**
Total	**257.411.007**	**0**	**1.352.091.465**	**29.174.535**	**0**	**0**	**0**	**1.638.677.007**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24201 CONSELHO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**381.633.256**
	Atividade								**206.250.291**
0032 **2000**	**Administração da Unidade**	19 122							**116.978.569**
0032 2000 **0001**	Administração da Unidade - **Nacional**								116.978.569
			F	3-ODC	2	90	0	1000	109.020.652
			F	3-ODC	2	90	0	1050	860.858
			F	3-ODC	2	91	0	1000	2.000.000
			F	4-INV	2	90	0	1000	5.097.059
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**2.310.060**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								2.310.060
			F	3-ODC	1	90	0	1000	2.310.060
0032 **20TP**	**Ativos Civis da União**	19 122							**82.013.921**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								82.013.921
			F	1-PES	1	90	0	1000	82.013.921
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**4.747.741**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								4.747.741
			F	3-ODC	1	90	0	1000	4.747.741
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	19 122							**200.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 5								200.000
			F	3-ODC	2	90	0	1000	200.000
	Operação Especial								**175.382.965**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**163.130.150**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								163.130.150
			S	1-PES	1	90	0	1001	139.269.386
			S	1-PES	1	90	0	1056	23.860.764
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	19 846							**12.252.815**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								12.252.815
			F	1-PES	0	91	0	1000	12.252.815
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
2304	**Ciência, Tecnologia e Inovação para o Desenvolvimento Social**								**6.022.476**
	Atividade								**6.022.476**
2304 **6702**	**Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica**	19 573							**6.022.476**
2304 6702 **0001**	Apoio a Projetos e Eventos de Educação, Divulgação e Popularização da Ciência e Educação Científica - **Nacional** Projeto apoiado (unidade): 4								6.022.476
			F	3-ODC	2	50	0	1000	1.853.476
			F	3-ODC	2	90	0	1000	1.985.000
			F	3-ODC	6	90	0	1000	200.000
			F	4-INV	2	90	0	1000	1.984.000
2308	**Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI**								**1.186.135.501**
	Atividade								**151.498.941**
2308 **20US**	**Fomento a Projetos de Pesquisa e Desenvolvimento Científico**	19 571							**139.526.068**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24201 CONSELHO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2308 20US **0001**	Fomento a Projetos de Pesquisa e Desenvolvimento Científico - **Nacional** Projeto apoiado (unidade): 1.858								137.996.068
			F	3-ODC	2	90	0	1000	62.878.124
			F	3-ODC	2	90	0	1065	54.877.944
			F	3-ODC	6	99	0	1000	240.000
			F	4-INV	2	90	0	1065	20.000.000
2308 20US **0026**	Fomento a Projetos de Pesquisa e Desenvolvimento Científico - **No Estado de Pernambuco** Projeto apoiado (unidade): 200								1.000.000
			F	3-ODC	6	90	0	1000	1.000.000
2308 20US **0042**	Fomento a Projetos de Pesquisa e Desenvolvimento Científico - **No Estado de Santa Catarina** Projeto apoiado (unidade): 1								530.000
			F	3-ODC	6	99	0	1000	290.000
			F	4-INV	6	99	0	1000	240.000
2308 **4208**	**Sistema Integrado de Informações em Ciência e Tecnologia (Plataforma Lattes)**	19 126							**8.206.952**
2308 4208 **0001**	Sistema Integrado de Informações em Ciência e Tecnologia (Plataforma Lattes) - **Nacional** Sistema aprimorado (unidade): 5								8.206.952
			F	3-ODC	2	90	0	1000	1.853.476
			F	3-ODC	6	99	0	1000	4.500.000
			F	4-INV	2	90	0	1000	1.853.476
2308 **4210**	**Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação**	19 121							**985.707**
2308 4210 **0001**	Formulação, Gestão e Manutenção de Políticas e do Sistema Nacional de Ciência, Tecnologia e Inovação - **Nacional** Ação apoiada (unidade): 10								985.707
			F	3-ODC	2	90	0	1000	985.707
2308 **6147**	**Cooperação Internacional em Ciência, Tecnologia e Inovação**	19 212							**2.780.214**
2308 6147 **0001**	Cooperação Internacional em Ciência, Tecnologia e Inovação - **Nacional** Cooperação internacional realizada (unidade): 2								2.780.214
			F	3-ODC	2	80	0	1000	2.780.214
	Operação Especial								**1.034.636.560**
2308 **00LV**	**Formação, Capacitação e Fixação de Recursos Humanos para o Desenvolvimento Científico**	19 571							**1.034.636.560**
2308 00LV **0001**	Formação, Capacitação e Fixação de Recursos Humanos para o Desenvolvimento Científico - **Nacional** Beneficiário atendido (unidades/ano): 71.153								1.034.636.560
			F	3-ODC	2	90	0	1000	1.034.636.560
2324	**Inovação nas Empresas para uma Nova Industrialização**								**64.871.653**
	Operação Especial								**64.871.653**
2324 **00RL**	**Formação e Expansão da Capacitação de Recursos Humanos em Atividades de Pesquisa Tecnológica, Empreendedorismo e Inovação**	19 572							**64.871.653**
2324 00RL **0001**	Formação e Expansão da Capacitação de Recursos Humanos em Atividades de Pesquisa Tecnológica, Empreendedorismo e Inovação - **Nacional** Beneficiário atendido (pessoas/ano): 1.950								64.871.653
			F	3-ODC	2	90	0	1000	64.871.653
Total									**1.638.677.007**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24204 COMISSÃO NACIONAL DE ENERGIA NUCLEAR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.121.992.572	1.163.617.347	1.155.314.646	1.399.609.904	1.159.001.724
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	892.605.586	885.463.762	885.048.158	1.060.525.276	856.663.607
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	109.977	117.648	117.648	170.079	170.079
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	15.000	715.000	715.000	165.000	165.000
2306	POLÍTICA NUCLEAR	228.803.135	277.320.937	269.433.840	338.749.549	302.003.038
2308	CONSOLIDAÇÃO DO SISTEMA NACIONAL DE CIÊNCIA, TECNOLOGIA E INOVAÇÃO – SNCTI	458.875	0	0	0	0
Funcao						
09	PREVIDÊNCIA SOCIAL	409.592.181	411.445.791	411.445.791	514.081.464	459.064.449
19	CIÊNCIA E TECNOLOGIA	712.275.415	751.338.908	743.036.207	885.193.361	699.602.196
28	ENCARGOS ESPECIAIS	124.977	832.648	832.648	335.079	335.079
Subfuncao						
122	ADMINISTRAÇÃO GERAL	380.348.498	378.069.772	377.654.168	435.494.533	315.648.439
125	NORMATIZAÇÃO E FISCALIZAÇÃO	18.625.885	32.008.000	30.503.628	24.210.829	0
128	FORMAÇÃO DE RECURSOS HUMANOS	6.480.118	10.000.000	9.506.682	12.000.000	11.120.855
212	COOPERAÇÃO INTERNACIONAL	458.875	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	409.592.181	411.445.791	411.445.791	514.081.464	459.064.449
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	29.684.671	30.653.125	30.653.125	32.204.861	23.593.449
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	2.149.835	2.500.000	2.401.337	2.850.000	2.681.499
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	64.300.943	97.800.000	94.403.994	114.510.426	110.141.876
662	PRODUÇÃO INDUSTRIAL	137.246.354	135.012.937	132.618.199	185.178.294	178.058.808
846	OUTROS ENCARGOS ESPECIAIS	73.105.213	66.127.722	66.127.722	79.079.497	58.692.349
GND						
1	PESSOAL E ENCARGOS SOCIAIS	804.148.219	810.761.592	810.761.592	990.520.142	811.514.484
3	OUTRAS DESPESAS CORRENTES	296.083.895	318.824.700	311.657.745	373.934.816	316.874.326
4	INVESTIMENTOS	21.760.458	34.031.055	32.895.309	35.154.946	30.612.914

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**352.450.035**		**191.047.932**	**5.112.914**				**548.610.881**
1001	**305.719.936**							**305.719.936**
1050			**125.826.394**	**25.500.000**				**151.326.394**
1056	**153.344.513**							**153.344.513**
Total	**811.514.484**	**0**	**316.874.326**	**30.612.914**	**0**	**0**	**0**	**1.159.001.724**

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24204 COMISSÃO NACIONAL DE ENERGIA NUCLEAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**856.663.607**
	Atividade								**339.241.888**
0032 **2000**	**Administração da Unidade**	19 122							**21.632.511**
0032 2000 **0001**	Administração da Unidade - **Nacional**								21.632.511
			F	3-ODC	2	90	0	1000	11.411.097
			F	3-ODC	2	90	0	1050	8.500.000
			F	4-INV	2	90	0	1000	221.414
			F	4-INV	2	90	0	1050	1.500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**9.641.231**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								9.641.231
			F	3-ODC	1	90	0	1000	9.641.231
0032 **20TP**	**Ativos Civis da União**	19 122							**293.955.928**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								293.955.928
			F	1-PES	1	90	0	1000	293.955.928
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**13.952.218**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								13.952.218
			F	3-ODC	1	90	0	1000	13.952.218
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	19 122							**60.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								60.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	60.000
	Operação Especial								**517.421.719**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**459.064.449**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								459.064.449
			S	1-PES	1	90	0	1001	305.719.936
			S	1-PES	1	90	0	1056	153.344.513
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	19 846							**58.357.270**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								58.357.270
			F	1-PES	0	91	0	1000	58.357.270
0909	**Operações Especiais: Outros Encargos Especiais**								**170.079**
	Operação Especial								**170.079**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**136.837**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								136.837
			F	1-PES	1	90	0	1000	136.837
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**33.242**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								33.242
			S	3-ODC	1	90	0	1000	33.242
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**165.000**
	Operação Especial								**165.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**15.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								15.000
			F	3-ODC	2	50	0	1000	15.000
0910 **00WS**	**Contribuição para o Programa de Cooperação Técnica da Agência Internacional de Energia Atômica (AIEA)**	28 846							**150.000**
0910 00WS **0002**	Contribuição para o Programa de Cooperação Técnica da Agência Internacional de Energia Atômica (AIEA) - **Exterior**								150.000
	Contribuição efetuada (unidade): 1		F	3-ODC	2	80	0	1000	150.000
2306	**Política Nuclear**								**302.003.038**
	Atividade								**290.854.560**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24204 COMISSÃO NACIONAL DE ENERGIA NUCLEAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2306 **20UX**	**Desenvolvimento da Ciência e da Tecnologia Nucleares**	19 572							**97.887.691**
2306 20UX **0001**	Desenvolvimento da Ciência e da Tecnologia Nucleares - **Nacional**								97.887.691
	Tecnologia desenvolvida (unidades/ano): 20		F	3-ODC	2	90	0	1000	41.859.905
			F	3-ODC	2	90	0	1050	37.326.394
			F	4-INV	2	90	0	1000	2.701.392
			F	4-INV	2	90	0	1050	16.000.000
2306 **215N**	**Prestação de Serviços Tecnológicos e Inovadores**	19 572							**1.105.707**
2306 215N **0001**	Prestação de Serviços Tecnológicos e Inovadores - **Nacional**								1.105.707
	Serviço prestado (unidade): 100		F	3-ODC	2	90	0	1000	985.707
			F	3-ODC	2	91	0	1000	120.000
2306 **218E**	**Armazenamento de Rejeitos Radiativos e Proteção Radiológica**	19 541							**2.681.499**
2306 218E **0001**	Armazenamento de Rejeitos Radiativos e Proteção Radiológica - **Nacional**								2.681.499
	Rejeito armazenado (TBq (terabecquerel)): 1.150		F	3-ODC	2	90	0	1000	2.131.499
			F	4-INV	2	90	0	1000	550.000
2306 **2478**	**Produção e Fornecimento de Radiofármacos no País**	19 662							**178.058.808**
2306 2478 **0001**	Produção e Fornecimento de Radiofármacos no País - **Nacional**								178.058.808
	Radiofármaco produzido (mCi (milicurie)): 20.000.000		F	3-ODC	2	90	0	1000	90.058.808
			F	3-ODC	2	90	0	1050	80.000.000
			F	4-INV	2	90	0	1050	8.000.000
2306 **2B32**	**Formação Especializada para o Setor Nuclear**	19 128							**11.120.855**
2306 2B32 **0001**	Formação Especializada para o Setor Nuclear - **Nacional**								11.120.855
	Profissional formado (unidade): 200		F	3-ODC	2	90	0	1000	11.120.855
	Projeto								**11.148.478**
2306 **12P1**	**Implantação do Reator Multipropósito Brasileiro**	19 572							**6.950.536**
2306 12P1 **3606**	Implantação do Reator Multipropósito Brasileiro - **No Município de Iperó - SP**								6.950.536
	Reator implantado (% de execução física): 13		F	3-ODC	2	90	0	1000	5.560.428
			F	4-INV	2	90	0	1000	1.390.108
2306 **13CM**	**Implantação do Centro Tecnológico Nuclear e Ambiental - CENTENA**	19 572							**4.017.942**
2306 13CM **0001**	Implantação do Centro Tecnológico Nuclear e Ambiental - CENTENA - **Nacional**								4.017.942
	Centro tecnológico implantado (% de execução física): 3		F	3-ODC	2	90	0	1000	3.567.942
			F	3-ODC	2	91	0	1000	200.000
			F	4-INV	2	90	0	1000	250.000
2306 **13CN**	**Implantação do Laboratório de Fusão Nuclear**	19 572							**180.000**
2306 13CN **3606**	Implantação do Laboratório de Fusão Nuclear - **No Município de Iperó - SP**								180.000
	Centro tecnológico implantado (% de execução): 1		F	3-ODC	2	90	0	1000	180.000
Total									**1.159.001.724**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24205 AGÊNCIA ESPACIAL BRASILEIRA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		134.735.754	137.152.492	131.396.646	134.581.231	139.483.979
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	41.189.632	47.505.174	46.114.460	50.533.537	50.271.731
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	14.523	52.000	52.000	52.001	52.001
2307	PROGRAMA ESPACIAL BRASILEIRO	93.531.599	89.582.318	85.217.186	83.981.572	89.146.126
Funcao						
09	PREVIDÊNCIA SOCIAL	662.304	698.197	698.197	791.230	791.230
19	CIÊNCIA E TECNOLOGIA	134.058.927	136.389.295	130.633.449	133.723.879	138.626.627
28	ENCARGOS ESPECIAIS	14.523	65.000	65.000	66.122	66.122
Subfuncao						
122	ADMINISTRAÇÃO GERAL	37.688.771	43.823.148	42.432.434	46.230.149	45.968.343
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	662.304	698.197	698.197	791.230	791.230
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.059.918	1.196.901	1.196.901	1.169.612	1.169.612
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	93.531.599	89.582.318	85.217.186	83.981.572	89.146.126
846	OUTROS ENCARGOS ESPECIAIS	1.793.161	1.851.928	1.851.928	2.408.668	2.408.668
GND						
1	PESSOAL E ENCARGOS SOCIAIS	15.872.953	17.970.273	17.970.273	21.067.147	21.067.147
3	OUTRAS DESPESAS CORRENTES	69.560.129	72.454.232	68.973.357	83.459.853	85.568.147
4	INVESTIMENTOS	49.302.672	46.727.987	44.453.016	30.054.231	32.848.685

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**20.275.917**		**85.568.147**	**32.848.685**				**138.692.749**
1056	**791.230**							**791.230**
Total	**21.067.147**	**0**	**85.568.147**	**32.848.685**	**0**	**0**	**0**	**139.483.979**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24205 AGÊNCIA ESPACIAL BRASILEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**50.271.731**
	Atividade								**47.137.955**
0032 **2000**	**Administração da Unidade**	19 122							**27.881.093**
0032 2000 **0001**	Administração da Unidade - **Nacional**								27.881.093
			F	3-ODC	2	90	0	1000	19.747.728
			F	3-ODC	6	90	0	1000	1.800.000
			F	4-INV	2	90	0	1000	6.333.365
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**160.536**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								160.536
			F	3-ODC	1	90	0	1000	160.536
0032 **20TP**	**Ativos Civis da União**	19 122							**17.919.250**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								17.919.250
			F	1-PES	1	90	0	1000	17.919.250
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**1.009.076**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.009.076
			F	3-ODC	1	90	0	1000	1.009.076
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	19 122							**168.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 5								168.000
			F	3-ODC	2	90	0	1000	168.000
	Operação Especial								**3.133.776**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**791.230**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								791.230
			S	1-PES	1	90	0	1056	791.230
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	19 846							**2.342.546**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								2.342.546
			F	1-PES	0	91	0	1000	2.342.546
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**52.001**
	Operação Especial								**52.001**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**52.001**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								52.001
			F	3-ODC	2	90	0	1000	52.001
2307	**Programa Espacial Brasileiro**								**89.146.126**
	Atividade								**82.398.016**
2307 **20VB**	**Pesquisa, Desenvolvimento Tecnológico e Formação de Capital Humano para o Setor Espacial**	19 572							**9.043.144**
2307 20VB **0001**	Pesquisa, Desenvolvimento Tecnológico e Formação de Capital Humano para o Setor Espacial - **Nacional** Iniciativa apoiada (unidade): 11								8.543.144
			F	3-ODC	2	90	0	1000	4.639.439
			F	3-ODC	6	50	0	1000	755.877
			F	3-ODC	6	90	0	1000	1.200.050
			F	4-INV	2	90	0	1000	1.847.728
			F	4-INV	6	90	0	1000	100.050

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24205 AGÊNCIA ESPACIAL BRASILEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2307 20VB **0023**	Pesquisa, Desenvolvimento Tecnológico e Formação de Capital Humano para o Setor Espacial - **No Estado do Ceará**								500.000
	Iniciativa apoiada (unidade): 100		F	3-ODC	6	99	0	1000	500.000
2307 **21AG**	**Desenvolvimento de Missões e Aplicações Espaciais**	19 572							**39.404.026**
2307 21AG **0001**	Desenvolvimento de Missões e Aplicações Espaciais - **Nacional**								39.404.026
	Iniciativa apoiada (unidade): 9		F	3-ODC	2	90	0	1000	23.267.228
			F	3-ODC	6	90	0	1000	1.000.000
			F	4-INV	2	90	0	1000	13.136.798
			F	4-INV	6	90	0	1000	2.000.000
2307 **21AH**	**Governança, Estudos Estratégicos e Regulação de Atividades Espaciais**	19 572							**1.407.690**
2307 21AH **0001**	Governança, Estudos Estratégicos e Regulação de Atividades Espaciais - **Nacional**								1.407.690
	Ação realizada (unidade): 4		F	3-ODC	2	90	0	1000	1.167.690
			F	4-INV	2	90	0	1000	240.000
2307 **21AI**	**Funcionamento e Atualização de Infraestruturas e Aplicações Espaciais**	19 572							**28.821.551**
2307 21AI **0001**	Funcionamento e Atualização de Infraestruturas e Aplicações Espaciais - **Nacional**								28.821.551
	Infraestrutura operacional mantida (unidade): 9		F	3-ODC	2	90	0	1000	26.578.917
			F	4-INV	2	90	0	1000	2.242.634
2307 **21F9**	**Desenvolvimento da Capacidade Nacional de Acesso ao Espaço**	19 572							**3.721.605**
2307 21F9 **0001**	Desenvolvimento da Capacidade Nacional de Acesso ao Espaço - **Nacional**								3.721.605
	Iniciativa apoiada (unidade): 2		F	3-ODC	2	90	0	1000	3.521.605
			F	4-INV	2	90	0	1000	200.000
	Projeto								**6.748.110**
2307 **7F40**	**Implantação do Centro Espacial de Alcântara - CEA**	19 572							**6.748.110**
2307 7F40 **0552**	Implantação do Centro Espacial de Alcântara - CEA - **No Município de Alcântara - MA**								6.748.110
	Centro espacial implantado (% de execução): 2		F	4-INV	2	90	0	1000	6.748.110
Total									**139.483.979**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24209 CENTRO NACIONAL DE TECNOLOGIA ELETRÔNICA AVANÇADA - S.A. - CEITEC

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		93.251.935	60.369.627	59.169.182	69.314.588	67.558.899
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	34.940.681	32.602.347	32.602.347	38.089.490	38.089.490
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	33.141.917	2.597.382	2.597.382	6.055.200	6.055.200
2324	INOVAÇÃO NAS EMPRESAS PARA UMA NOVA INDUSTRIALIZAÇÃO	25.169.337	25.169.898	23.969.453	25.169.898	23.414.209
Funcao						
19	CIÊNCIA E TECNOLOGIA	60.110.018	57.772.245	56.571.800	63.259.388	61.503.699
28	ENCARGOS ESPECIAIS	33.141.917	2.597.382	2.597.382	6.055.200	6.055.200
Subfuncao						
122	ADMINISTRAÇÃO GERAL	32.658.890	31.077.180	31.077.180	33.860.602	33.860.602
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.281.791	1.525.167	1.525.167	4.228.888	4.228.888
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	25.169.337	25.169.898	23.969.453	25.169.898	23.414.209
846	OUTROS ENCARGOS ESPECIAIS	33.141.917	2.597.382	2.597.382	6.055.200	6.055.200
GND						
1	PESSOAL E ENCARGOS SOCIAIS	64.209.151	33.674.562	33.674.562	39.915.802	39.915.802
3	OUTRAS DESPESAS CORRENTES	27.835.393	25.895.065	24.694.620	28.598.786	26.843.097
4	INVESTIMENTOS	1.207.391	800.000	800.000	800.000	800.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**39.915.802**		**26.437.694**	**800.000**				**67.153.496**
1050			**405.403**					**405.403**
Total	**39.915.802**	**0**	**26.843.097**	**800.000**	**0**	**0**	**0**	**67.558.899**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24209 CENTRO NACIONAL DE TECNOLOGIA ELETRÔNICA AVANÇADA - S.A. - CEITEC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**38.089.490**
	Atividade								**38.089.490**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**2.418.141**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								2.418.141
			F	3-ODC	1	90	0	1000	2.418.141
0032 **20TP**	**Ativos Civis da União**	19 122							**33.860.602**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								33.860.602
			F	1-PES	1	90	0	1000	33.860.602
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**1.810.747**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								1.810.747
			F	3-ODC	1	90	0	1000	1.810.747
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**6.055.200**
	Operação Especial								**6.055.200**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**6.054.200**
0901 0022 **0043**	Sentenças Judiciais Devidas por Empresas Estatais - **No Estado do Rio Grande do Sul**								6.054.200
			F	1-PES	1	90	0	1000	6.054.200
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0043**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Estado do Rio Grande do Sul**								1.000
			F	1-PES	1	90	0	1000	1.000
2324	**Inovação nas Empresas para uma Nova Industrialização**								**23.414.209**
	Atividade								**23.414.209**
2324 **6432**	**Pesquisa, Desenvolvimento, Fabricação e Comercialização de Componentes Semicondutores**	19 572							**23.414.209**
2324 6432 **0001**	Pesquisa, Desenvolvimento, Fabricação e Comercialização de Componentes Semicondutores - **Nacional** Componente produzido (unidade): 6.000.000								23.414.209
			F	3-ODC	2	90	0	1000	22.208.806
			F	3-ODC	2	90	0	1050	405.403
			F	4-INV	2	90	0	1000	800.000
Total									**67.558.899**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24901 FUNDO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		6.362.330.685	10.301.549.556	7.334.465.610	8.788.447.325	8.846.984.016
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	157.688.484	230.585.104	181.687.790	224.350.798	224.350.798
2304	CIÊNCIA, TECNOLOGIA E INOVAÇÃO PARA O DESENVOLVIMENTO SOCIAL	71.620.705	25.000.000	0	0	0
2306	POLÍTICA NUCLEAR	341.500.000	300.000.000	300.000.000	394.000.000	394.000.000
2307	PROGRAMA ESPACIAL BRASILEIRO	33.928.856	27.206.237	3.096.952	15.906.257	15.906.257
2308	CONSOLIDAÇÃO DO SISTEMA NACIONAL DE CIÊNCIA, TECNOLOGIA E INOVAÇÃO – SNCTI	4.155.043.916	5.961.681.426	4.524.113.714	5.658.307.690	5.716.844.381
2324	INOVAÇÃO NAS EMPRESAS PARA UMA NOVA INDUSTRIALIZAÇÃO	1.602.548.725	3.757.076.789	2.325.567.154	2.495.882.580	2.495.882.580
Funcao						
19	CIÊNCIA E TECNOLOGIA	6.362.330.685	10.301.549.556	7.334.465.610	8.788.447.325	8.846.984.016
Subfuncao						
571	DESENVOLVIMENTO CIENTÍFICO	1.973.934.181	1.617.173.738	1.543.276.424	1.517.873.228	1.517.873.228
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	4.388.396.504	8.684.375.818	5.791.189.186	7.270.574.097	7.329.110.788
GND						
3	OUTRAS DESPESAS CORRENTES	4.457.850.203	6.990.756.898	4.987.598.863	6.084.418.369	6.120.647.569
4	INVESTIMENTOS	1.894.010.494	3.208.371.640	2.310.126.747	2.654.028.956	2.676.336.447
5	INVERSOES FINANCEIRAS	10.469.988	102.421.018	36.740.000	50.000.000	50.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**1.879.866.995**	**335.223.644**				**2.215.090.639**
1052			**452.906.057**	**107.559.151**				**560.465.208**
1097			**274.822.931**	**28.521.875**				**303.344.806**
1098			**592.316.972**	**115.487.576**				**707.804.548**
1099			**284.302.182**	**19.042.624**				**303.344.806**
1100			**541.057.086**	**166.747.462**				**707.804.548**
1101			**524.594.697**	**233.999.055**				**758.593.752**
1102			**336.990.356**	**17.469.386**	**50.000.000**			**404.459.742**
1103			**36.610.341**	**6.322.180**				**42.932.521**
1104			**46.034.421**	**112.640.799**				**158.675.220**
1105			**12.329.422**	**4.140.530**				**16.469.952**
1106			**969.078**	**397.854**				**1.366.932**
1107			**215.263.385**	**91.767.271**				**307.030.656**
1108			**184.152.217**	**69.525.712**				**253.677.929**
1109			**19.011.961**	**16.806.123**				**35.818.084**
1110			**7.653.501**	**12.873.157**				**20.526.658**
1112			**1.177.600**					**1.177.600**
1118			**710.582.931**	**1.337.798.746**				**2.048.381.677**
1119			**5.436**	**13.302**				**18.738**
Total	**0**	**0**	**6.120.647.569**	**2.676.336.447**	**50.000.000**	**0**	**0**	**8.846.984.016**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24901 FUNDO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**224.350.798**
	Operação Especial								**224.350.798**
0909 **00SV**	**Cobertura de Despesas de Administração e de Despesas Operacionais do Fundo Nacional de Desenvolvimento Científico e Tecnológico (Lei nº 11.540, de 12 de novembro de 2007, e Decreto nº 6.938, de 13 de agosto de 2009)**	19 571							**224.350.798**
0909 00SV **0001**	Cobertura de Despesas de Administração e de Despesas Operacionais do Fundo Nacional de Desenvolvimento Científico e Tecnológico (Lei nº 11.540, de 12 de novembro de 2007, e Decreto nº 6.938, de 13 de agosto de 2009) - **Nacional**								224.350.798
			F	3-ODC	2	90	0	1050	224.350.798
2306	**Política Nuclear**								**394.000.000**
	Projeto								**394.000.000**
2306 **12P1**	**Implantação do Reator Multipropósito Brasileiro**	19 572							**394.000.000**
2306 12P1 **3606**	Implantação do Reator Multipropósito Brasileiro - **No Município de Iperó - SP**								394.000.000
	Reator implantado (% de execução física): 1		F	3-ODC	3	50	0	1052	334.900.000
			F	4-INV	3	50	0	1050	14.656.380
			F	4-INV	3	50	0	1052	44.443.620
2307	**Programa Espacial Brasileiro**								**15.906.257**
	Atividade								**15.906.257**
2307 **2357**	**Fomento a Projetos Institucionais para Pesquisa no Setor Espacial (CT-Espacial)**	19 572							**15.906.257**
2307 2357 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor Espacial (CT-Espacial) - **Nacional**								15.906.257
	Projeto apoiado (unidade): 2		F	3-ODC	2	50	0	1050	10.307.565
			F	3-ODC	2	50	0	1106	969.078
			F	4-INV	2	50	0	1050	4.231.760
			F	4-INV	2	50	0	1106	397.854
2308	**Consolidação do Sistema Nacional de Ciência, Tecnologia e Inovação – SNCTI**								**5.716.844.381**
	Atividade								**5.293.844.381**
2308 **2095**	**Fomento a Projetos de Implantação, Recuperação e Modernização da Infraestrutura de Pesquisa das Instituições Públicas (CT-Infra)**	19 572							**2.207.075.635**
2308 2095 **0001**	Fomento a Projetos de Implantação, Recuperação e Modernização da Infraestrutura de Pesquisa das Instituições Públicas (CT-Infra) - **Nacional**								2.207.075.635
	Projeto apoiado (unidade): 201		F	3-ODC	2	50	0	1118	276.487.777
			F	3-ODC	3	50	0	1104	46.034.421
			F	3-ODC	3	50	0	1118	434.095.154
			F	3-ODC	3	50	0	1119	5.436
			F	4-INV	2	50	0	1118	275.619.071
			F	4-INV	3	50	0	1104	112.640.799
			F	4-INV	3	50	0	1118	1.062.179.675
			F	4-INV	3	50	0	1119	13.302
2308 **20I4**	**Fomento a Pesquisa e Desenvolvimento em Áreas Básicas e Estratégicas**	19 572							**1.328.163.794**
2308 20I4 **0001**	Fomento a Pesquisa e Desenvolvimento em Áreas Básicas e Estratégicas - **Nacional**								1.328.163.794
	Projeto apoiado (unidade): 107		F	3-ODC	2	50	0	1050	360.657.478
			F	3-ODC	2	50	0	1107	187.830.986
			F	3-ODC	2	50	0	1108	168.441.487
			F	3-ODC	3	50	0	1050	135.867.902
			F	3-ODC	3	50	0	1052	118.006.057
			F	4-INV	2	50	0	1050	95.373.514
			F	4-INV	2	50	0	1107	66.535.108
			F	4-INV	2	50	0	1108	59.666.794
			F	4-INV	3	50	0	1050	72.668.937
			F	4-INV	3	50	0	1052	63.115.531
2308 **2119**	**Fomento a Projetos Institucionais para Pesquisa no Setor Mineral (CT-Mineral)**	19 572							**16.469.952**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24901 FUNDO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2308 2119 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor Mineral (CT-Mineral) - **Nacional** Projeto apoiado (unidade): 3								16.469.952
			F	3-ODC	2	50	0	1105	12.329.422
			F	4-INV	2	50	0	1105	4.140.530
2308 **2189**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Energia Elétrica (CT-Energ)**	19 572							**25.569.648**
2308 2189 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Energia Elétrica (CT-Energ) - **Nacional** Projeto apoiado (unidade): 10								25.569.648
			F	3-ODC	2	50	0	1108	15.710.730
			F	4-INV	2	50	0	1108	9.858.918
2308 **2191**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Transportes Terrestres e Hidroviários (CT-Transporte)**	19 572							**633.145**
2308 2191 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Transportes Terrestres e Hidroviários (CT-Transporte) - **Nacional** Projeto apoiado (unidade): 1								633.145
			F	3-ODC	2	50	0	1050	633.145
2308 **21IG**	**Apoio a Projetos de Pesquisa, Desenvolvimento e Inovação Desenvolvidos pelas Organizações Sociais com Contrato de Gestão com o MCTI (Lei nº 11.540 de 12 de novembro de 2007)**	19 571							**169.250.000**
2308 21IG **0001**	Apoio a Projetos de Pesquisa, Desenvolvimento e Inovação Desenvolvidos pelas Organizações Sociais com Contrato de Gestão com o MCTI (Lei nº 11.540 de 12 de novembro de 2007) - **Nacional** Projeto apoiado (unidade): 3								169.250.000
			F	3-ODC	2	50	0	1050	169.250.000
2308 **2223**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Recursos Hídricos (CT-Hidro)**	19 572							**35.818.084**
2308 2223 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Recursos Hídricos (CT-Hidro) - **Nacional** Projeto apoiado (unidade): 8								35.818.084
			F	3-ODC	2	50	0	1109	19.011.961
			F	4-INV	2	50	0	1109	16.806.123
2308 **2997**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Saúde (CT-Saúde)**	19 572							**324.727.112**
2308 2997 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Saúde (CT-Saúde) - **Nacional** Projeto apoiado (unidade): 70								324.727.112
			F	3-ODC	2	50	0	1100	157.979.650
			F	4-INV	2	50	0	1100	166.747.462
2308 **4031**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Biotecnologia (CT-Biotecnologia)**	19 572							**76.285.901**
2308 4031 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Biotecnologia (CT-Biotecnologia) - **Nacional** Projeto apoiado (unidade): 5								76.285.901
			F	3-ODC	2	50	0	1099	57.243.277
			F	4-INV	2	50	0	1099	19.042.624
2308 **4043**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Agronegócio (CT-Agronegócio)**	19 572							**218.531.576**
2308 4043 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Agronegócio (CT-Agronegócio) - **Nacional** Projeto apoiado (unidade): 100								218.531.576
			F	3-ODC	2	50	0	1098	103.044.000
			F	4-INV	2	50	0	1098	115.487.576
2308 **4053**	**Fomento a Projetos Institucionais para Pesquisa no Setor Aeronáutico (CT-Aeronáutico)**	19 572							**69.925.033**
2308 4053 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor Aeronáutico (CT-Aeronáutico) - **Nacional** Projeto apoiado (unidade): 10								69.925.033
			F	3-ODC	2	50	0	1097	41.403.158
			F	4-INV	2	50	0	1097	28.521.875
2308 **4156**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Petróleo e Gás Natural (CT-Petro)**	19 572							**52.664.562**
2308 4156 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Petróleo e Gás Natural (CT-Petro) - **Nacional** Projeto apoiado (unidade): 36								52.664.562
			F	3-ODC	2	50	0	1107	27.432.399
			F	4-INV	2	50	0	1107	25.232.163
2308 **4185**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Tecnologia da Informação (CT-Info)**	19 572							**20.526.658**
2308 4185 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Tecnologia da Informação (CT-Info) - **Nacional** Projeto apoiado (unidade): 8								20.526.658
			F	3-ODC	2	50	0	1110	7.653.501
			F	4-INV	2	50	0	1110	12.873.157
2308 **4947**	**Fomento a Projetos Institucionais de Ciência e Tecnologia**	19 571							**701.272.430**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24901 FUNDO NACIONAL DE DESENVOLVIMENTO CIENTÍFICO E TECNOLÓGICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2308 4947 **0001**	Fomento a Projetos Institucionais de Ciência e Tecnologia - **Nacional**								701.272.430
	Projeto apoiado (unidade): 10		F	3-ODC	2	50	0	1050	552.979.377
			F	4-INV	2	50	0	1050	148.293.053
2308 **4949**	**Fomento a Projetos Institucionais para Pesquisa na Região Amazônica (CT-Amazônia)**	19 572							**3.998.330**
2308 4949 **0010**	Fomento a Projetos Institucionais para Pesquisa na Região Amazônica (CT-Amazônia) - **Na Região Norte**								3.998.330
	Projeto apoiado (unidade): 2		F	3-ODC	2	50	0	1050	2.820.730
			F	3-ODC	2	50	0	1112	1.177.600
2308 **8563**	**Fomento a Projetos Institucionais para Pesquisa no Setor de Transporte Aquaviário e de Construção Naval (CT-Aquaviário)**	19 572							**42.932.521**
2308 8563 **0001**	Fomento a Projetos Institucionais para Pesquisa no Setor de Transporte Aquaviário e de Construção Naval (CT-Aquaviário) - **Nacional**								42.932.521
	Projeto apoiado (unidade): 3		F	3-ODC	2	50	0	1103	36.610.341
			F	4-INV	2	50	0	1103	6.322.180
	Projeto								**423.000.000**
2308 **13CL**	**Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)**	19 571							**223.000.000**
2308 13CL **0035**	Construção de Fonte de Luz Síncrotron de 4ª geração - SIRIUS, por Organização Social (Lei nº 9.637, de 15 de maio de 1998) - **No Estado de São Paulo**								223.000.000
	Empreendimento implantado (% de execução física): 1		F	3-ODC	3	50	0	1050	223.000.000
2308 **163O**	**Novo Plano de Aceleração do Crescimento – por Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	19 571							**200.000.000**
2308 163O **0001**	Novo Plano de Aceleração do Crescimento – por Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								200.000.000
	Projeto/iniciativa apoiado(a) (unidade): 1		F	3-ODC	3	50	0	1050	200.000.000
2324	**Inovação nas Empresas para uma Nova Industrialização**								**2.495.882.580**
	Atividade								**364.847.342**
2324 **2113**	**Fomento à Pesquisa e à Inovação Tecnológica (CT-Verde Amarelo)**	19 572							**364.847.342**
2324 2113 **0001**	Fomento à Pesquisa e à Inovação Tecnológica (CT-Verde Amarelo) - **Nacional**								364.847.342
	Projeto apoiado (unidade): 80		F	3-ODC	2	50	0	1101	105.502.525
			F	3-ODC	2	50	0	1102	7.876.376
			F	4-INV	2	50	0	1101	233.999.055
			F	4-INV	2	50	0	1102	17.469.386
	Operação Especial								**2.131.035.238**
2324 **0741**	**Equalização de Taxa de Juros em Financiamento à Inovação Tecnológica (Lei nº 10.332, de 2001)**	19 572							**233.172.689**
2324 0741 **0001**	Equalização de Taxa de Juros em Financiamento à Inovação Tecnológica (Lei nº 10.332, de 2001) - **Nacional**								233.172.689
			F	3-ODC	2	90	0	1102	233.172.689
2324 **0745**	**Investimento em Empresas Inovadoras**	19 572							**50.000.000**
2324 0745 **0001**	Investimento em Empresas Inovadoras - **Nacional**								50.000.000
			F	5-IFI	2	90	0	1102	50.000.000
2324 **0A29**	**Subvenção Econômica a Projetos de Desenvolvimento Tecnológico (Lei nº 10.973, de 2004)**	19 572							**1.847.862.549**
2324 0A29 **0001**	Subvenção Econômica a Projetos de Desenvolvimento Tecnológico (Lei nº 10.973, de 2004) - **Nacional**								1.847.862.549
	Projeto apoiado (unidade): 275		F	3-ODC	2	60	0	1097	233.419.773
			F	3-ODC	2	60	0	1098	489.272.972
			F	3-ODC	2	60	0	1099	227.058.905
			F	3-ODC	2	60	0	1100	383.077.436
			F	3-ODC	2	60	0	1101	419.092.172
			F	3-ODC	2	60	0	1102	95.941.291
Total									**8.846.984.016**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.576.772.902.661	3.149.634.448.343	3.157.696.786.103	22.428.987.689	23.206.031.403
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	20.542.389.057	15.107.071.249	15.109.434.333	14.698.289.736	15.219.280.631
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	36.603.670.619	54.780.927.136	54.779.927.136	106.053	106.053
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	1.792.680.707	2.600.000.000	2.330.874.140	0	0
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	451.631.644.593	476.210.108.061	494.383.066.437	0	0
0905	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA INTERNA (JUROS E AMORTIZAÇÕES)	667.023.365.232	720.994.797.827	720.994.797.827	0	0
0906	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA EXTERNA (JUROS E AMORTIZAÇÕES)	21.238.263.286	34.631.325.299	34.631.325.299	0	0
0907	OPERAÇÕES ESPECIAIS: REFINANCIAMENTO DA DÍVIDA INTERNA	1.238.086.134.363	1.560.618.793.262	1.560.618.793.262	0	0
0908	OPERAÇÕES ESPECIAIS: REFINANCIAMENTO DA DÍVIDA EXTERNA	8.917.541.890	51.743.581.777	51.743.581.777	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	114.640.244.022	167.038.607.780	167.119.546.839	2.140.463.736	2.140.449.443
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	4.416.894	3.059.305	3.059.305	3.608.757	3.608.757
0911	OPERAÇÕES ESPECIAIS - REMUNERAÇÃO DE AGENTES FINANCEIROS	1.027.563.005	1.209.604.129	1.149.932.054	0	0
0999	RESERVA DE CONTINGÊNCIA	0	47.775.232.999	38.431.137.393	5.218.431.727	5.218.431.727
1144	AGROPECUÁRIA SUSTENTÁVEL	5.918.631.824	6.591.523.185	6.591.523.185	0	0
1191	AGRICULTURA FAMILIAR E AGROECOLOGIA	7.703.162.125	8.340.785.664	8.340.785.664	0	0
2315	POLÍTICA ECONÔMICA PARA O CRESCIMENTO E DESENVOLVIMENTO SOCIOECONÔMICO SUSTENTÁVEL E INCLUSIVO	213.306.955	423.251.458	403.222.240	368.087.680	624.154.792
2318	GESTÃO DE RISCOS E DE DESASTRES	185.833.601	162.425.312	162.425.312	0	0
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	1.229.654.488	1.388.507.500	888.507.500	0	0
5811	PROMOÇÃO DOS DIREITOS DAS PESSOAS COM DEFICIÊNCIA	14.399.999	14.846.400	14.846.400	0	0
Funcao						
04	ADMINISTRAÇÃO	12.074.965.327	13.291.391.051	13.283.705.548	14.948.622.422	15.725.666.136
08	ASSISTÊNCIA SOCIAL	14.399.999	14.846.400	14.846.400	0	0
09	PREVIDÊNCIA SOCIAL	10.738.681.658	2.240.124.859	2.240.124.859	119.052.694	119.052.694
20	AGRICULTURA	13.816.356.259	15.432.308.849	15.432.308.849	0	0
23	COMÉRCIO E SERVIÇOS	2.827.298.035	3.488.507.500	2.638.507.500	0	0
28	ENCARGOS ESPECIAIS	2.537.301.201.383	3.067.392.036.685	3.085.656.155.554	2.142.880.846	2.142.880.846
99	RESERVA DE CONTINGÊNCIA	0	47.775.232.999	38.431.137.393	5.218.431.727	5.218.431.727
Subfuncao						
092	REPRESENTAÇÃO JUDICIAL E EXTRAJUDICIAL	247.552.896	239.685.622	239.685.622	165.361.071	165.361.071
122	ADMINISTRAÇÃO GERAL	8.687.871.104	9.314.431.472	9.317.287.874	9.990.966.199	9.992.757.094
123	ADMINISTRAÇÃO FINANCEIRA	17.813.413	187.299.873	178.185.122	156.800.000	426.786.911
125	NORMATIZAÇÃO E FISCALIZAÇÃO	242.651.233	262.703.942	262.703.942	346.487.680	346.987.680
126	TECNOLOGIA DA INFORMAÇÃO	1.321.526.355	1.522.339.276	1.511.424.809	2.553.030.000	2.957.810.201
129	ADMINISTRAÇÃO DE RECEITAS	123.590.332	257.853.271	257.853.271	267.964.315	267.964.315
131	COMUNICAÇÃO SOCIAL	0	0	0	100.000	100.100.000
211	RELAÇÕES DIPLOMÁTICAS	23.312.213	10.193.203	9.699.885	297.700	297.700
242	ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	14.399.999	14.846.400	14.846.400	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	8.683.303.703	2.240.124.859	2.240.124.859	119.052.694	119.052.694
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	396.214.359	420.054.073	420.054.073	373.811.608	373.811.608
364	ENSINO SUPERIOR	2.374.274	1.000.000	10.980.631	1.000.000	985.707
605	ABASTECIMENTO	5.901.156.973	6.552.523.185	6.552.523.185	0	0
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	7.915.674.137	8.879.785.664	8.879.785.664	0	0
693	COMÉRCIO EXTERIOR	2.827.298.035	3.488.507.500	2.638.507.500	0	0
841	REFINANCIAMENTO DA DÍVIDA INTERNA	1.238.086.134.363	1.560.618.793.262	1.560.618.793.262	0	0
842	REFINANCIAMENTO DA DÍVIDA EXTERNA	8.917.541.890	51.743.581.777	51.743.581.777	0	0
843	SERVIÇO DA DÍVIDA INTERNA	667.023.365.232	720.994.797.827	720.994.797.827	0	0
844	SERVIÇO DA DÍVIDA EXTERNA	21.238.263.286	34.631.325.299	34.631.325.299	0	0
845	OUTRAS TRANSFERÊNCIAS	372.488.603.686	392.401.448.449	408.539.378.333	0	0
846	OUTROS ENCARGOS ESPECIAIS	153.721.121.299	224.511.019.741	224.602.180.234	3.235.684.695	3.235.684.695
847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	78.893.133.880	83.566.900.649	85.601.929.141	0	0
999	RESERVA DE CONTINGÊNCIA	0	47.775.232.999	38.431.137.393	5.218.431.727	5.218.431.727

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 25000 MINISTÉRIO DA FAZENDA

UO						
25101	MINISTÉRIO DA FAZENDA - ADMINISTRAÇÃO DIRETA	937.440.216	1.178.173.042	1.161.487.539	1.313.741.225	1.661.384.939
25103	SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL	17.576.550.640	18.104.423.207	18.104.423.207	12.843.170.412	13.262.370.412
25104	PROCURADORIA-GERAL DA FAZENDA NACIONAL	1.695.298.748	4.305.265.657	4.305.265.657	4.752.459.169	4.752.459.169
25203	COMISSÃO DE VALORES MOBILIÁRIOS	314.764.709	1.282.354.144	1.282.354.144	972.898.516	972.898.516
25208	SUPERINTENDÊNCIA DE SEGUROS PRIVADOS	263.332.783	602.786.589	611.786.589	429.443.655	439.643.655
25903	FUNDO DE COMPENSAÇÃO E VARIAÇÕES SALARIAIS	922.981.214	1.769.868.994	1.769.868.994	2.117.274.712	2.117.274.712

GND						
1	PESSOAL E ENCARGOS SOCIAIS	39.112.722.866	41.310.048.638	41.309.048.638	10.063.964.227	10.063.964.227
2	JUROS E ENCARGOS DA DIVIDA	351.390.335.227	479.197.023.016	479.197.023.016	0	0
3	OUTRAS DESPESAS CORRENTES	486.170.416.171	528.552.817.009	539.972.436.693	6.776.634.785	7.284.463.749
4	INVESTIMENTOS	6.752.943.048	5.001.224.328	6.709.214.758	369.956.950	639.171.700
5	INVERSOES FINANCEIRAS	28.808.528.636	5.545.517.888	5.347.950.456	0	0
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	1.664.537.956.714	2.046.729.975.149	2.046.729.975.149	0	0
9	RESERVA DE CONTINGENCIA	0	43.297.842.315	38.431.137.393	5.218.431.727	5.218.431.727

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**729.017.510**		**842.156.412**	**441.988.676**				**2.013.162.598**
1015			**267.964.315**				**4.563.123**	**272.527.438**
1018			**900.000**	**100.000**			**63.197.678**	**64.197.678**
1031	**1.172.470.120**		**425.205.146**	**9.192.775**			**3.145.485.075**	**4.752.353.116**
1032	**7.628.441.223**		**3.553.946.373**	**180.000.000**			**1.208.028.427**	**12.570.416.023**
1050	**15.613.025**		**1.743.050.078**	**3.220.309**			**226.951**	**1.762.110.363**
1052	**399.369.655**		**57.681.764**	**4.669.940**			**796.930.473**	**1.258.651.832**
1056	**119.052.694**							**119.052.694**
9000			**393.559.661**					**393.559.661**
Total	**10.063.964.227**	**0**	**7.284.463.749**	**639.171.700**	**0**	**0**	**5.218.431.727**	**23.206.031.403**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25101 MINISTÉRIO DA FAZENDA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		937.440.216	1.178.173.042	1.161.487.539	1.313.741.225	1.661.384.939
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	735.112.080	726.576.881	719.939.965	901.469.426	993.060.321
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.528.608	1.154.071	11.134.702	1.214.121	1.199.828
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	240.000	240.000	260.000	260.000
0999	RESERVA DE CONTINGÊNCIA	0	42.329.084	42.329.084	63.197.678	63.197.678
2315	POLÍTICA ECONÔMICA PARA O CRESCIMENTO E DESENVOLVIMENTO SOCIOECONÔMICO SUSTENTÁVEL E INCLUSIVO	199.799.528	407.873.006	387.843.788	347.600.000	603.667.112
Funcao						
04	ADMINISTRAÇÃO	917.580.733	1.131.271.056	1.114.585.553	1.236.329.195	1.583.972.909
09	PREVIDÊNCIA SOCIAL	19.859.483	4.329.652	4.329.652	13.940.231	13.940.231
28	ENCARGOS ESPECIAIS	0	243.250	243.250	274.121	274.121
99	RESERVA DE CONTINGÊNCIA	0	42.329.084	42.329.084	63.197.678	63.197.678
Subfuncao						
122	ADMINISTRAÇÃO GERAL	580.561.879	603.902.326	597.758.728	754.077.274	745.668.169
123	ADMINISTRAÇÃO FINANCEIRA	17.813.413	187.299.873	178.185.122	156.800.000	426.786.911
125	NORMATIZAÇÃO E FISCALIZAÇÃO	260.023	327.490	327.490	1.000.000	1.000.000
126	TECNOLOGIA DA INFORMAÇÃO	182.701.868	221.245.643	210.331.176	190.000.000	176.080.201
131	COMUNICAÇÃO SOCIAL	0	0	0	100.000	100.100.000
211	RELAÇÕES DIPLOMÁTICAS	23.267.802	10.150.821	9.657.503	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	19.859.483	4.329.652	4.329.652	13.940.231	13.940.231
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	39.224.435	36.356.115	36.356.115	43.444.672	43.444.672
364	ENSINO SUPERIOR	2.374.274	1.000.000	10.980.631	1.000.000	985.707
846	OUTROS ENCARGOS ESPECIAIS	71.377.038	71.232.038	71.232.038	89.981.370	89.981.370
999	RESERVA DE CONTINGÊNCIA	0	42.329.084	42.329.084	63.197.678	63.197.678
GND						
1	PESSOAL E ENCARGOS SOCIAIS	596.996.585	554.687.944	554.687.944	742.957.741	742.957.741
3	OUTRAS DESPESAS CORRENTES	312.737.712	480.868.093	469.090.514	334.711.880	413.640.844
4	INVESTIMENTOS	27.705.919	100.287.921	95.379.997	172.873.926	441.588.676
9	RESERVA DE CONTINGENCIA	0	42.329.084	42.329.084	63.197.678	63.197.678

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**729.017.510**		**412.740.844**	**441.488.676**				**1.583.247.030**
1018			**900.000**	**100.000**			**63.197.678**	**64.197.678**
1056	**13.940.231**							**13.940.231**
Total	**742.957.741**	**0**	**413.640.844**	**441.588.676**	**0**	**0**	**63.197.678**	**1.661.384.939**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25101 MINISTÉRIO DA FAZENDA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**993.060.321**
	Atividade								**889.412.841**
0032 **2000**	**Administração da Unidade**	04 122							**105.259.942**
0032 2000 **0001**	Administração da Unidade - **Nacional**								105.259.942
			F	3-ODC	2	90	0	1000	102.934.756
			F	4-INV	2	90	0	1000	2.325.186
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**11.139.180**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								11.139.180
			F	3-ODC	1	90	0	1000	11.139.180
0032 **20TP**	**Ativos Civis da União**	04 122							**639.296.140**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								639.296.140
			F	1-PES	1	90	0	1000	639.296.140
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**32.305.492**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								32.305.492
			F	3-ODC	1	90	0	1000	32.305.492
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**1.112.087**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 65								1.112.087
			F	3-ODC	2	90	0	1000	1.112.087
0032 **21CR**	**Assistência Técnica para Gestão dos Projetos de Modernização da Gestão Administrativa e Fiscal dos Municípios**	04 123							**200.000**
0032 21CR **0001**	Assistência Técnica para Gestão dos Projetos de Modernização da Gestão Administrativa e Fiscal dos Municípios - **Nacional** Contrato gerido (unidade): 1								200.000
			F	3-ODC	2	90	0	1000	200.000
0032 **4641**	**Publicidade de Utilidade Pública**	04 131							**100.100.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								100.100.000
			F	3-ODC	2	90	0	1000	100.100.000
	Operação Especial								**103.647.480**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**13.940.231**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								13.940.231
			S	1-PES	1	90	0	1056	13.940.231
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**89.707.249**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								89.707.249
			F	1-PES	0	91	0	1000	89.707.249
0909	**Operações Especiais: Outros Encargos Especiais**								**1.199.828**
	Operação Especial								**1.199.828**
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	04 211							**200.000**
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								200.000
			F	3-ODC	2	80	0	1000	181.818
			F	3-ODC	2	91	0	1000	18.182
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0556**	**Apoio Financeiro à Fundação Getúlio Vargas**	04 364							**985.707**
0909 0556 **0001**	Apoio Financeiro à Fundação Getúlio Vargas - **Nacional**								985.707
			F	3-ODC	2	50	0	1000	985.707
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**260.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25101 MINISTÉRIO DA FAZENDA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Operação Especial								**260.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**260.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								260.000
			F	3-ODC	2	80	0	1000	260.000
0999	**Reserva de Contingência**								**63.197.678**
	Operação Especial								**63.197.678**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**63.197.678**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								63.197.678
			F	9-RES	0	99	0	1018	63.197.678
2315	**Política Econômica para o Crescimento e Desenvolvimento Socioeconômico Sustentável e Inclusivo**								**603.667.112**
	Atividade								**192.623.805**
2315 **20Z6**	**Gestão de Políticas Econômicas e Fiscais**	04 123							**15.543.604**
2315 20Z6 **0001**	Gestão de Políticas Econômicas e Fiscais - **Nacional**								15.543.604
	Atividade realizada (unidade): 4		F	3-ODC	2	90	0	1000	13.363.023
			F	3-ODC	2	91	0	1000	1.190.581
			F	4-INV	2	90	0	1000	990.000
2315 **20Z7**	**Gestão de Sistemas Informatizados de Administração Financeira e Contábil**	04 126							**176.080.201**
2315 20Z7 **0001**	Gestão de Sistemas Informatizados de Administração Financeira e Contábil - **Nacional**								176.080.201
	Sistema mantido (unidade): 20		F	3-ODC	2	90	0	1000	142.462.852
			F	4-INV	2	90	0	1000	33.617.349
2315 **21IB**	**Regulação e Fiscalização das Apostas e Loterias**	04 125							**1.000.000**
2315 21IB **0001**	Regulação e Fiscalização das Apostas e Loterias - **Nacional**								1.000.000
	Fiscalização realizada (unidade): 1.000		F	3-ODC	2	90	0	1018	900.000
			F	4-INV	2	90	0	1018	100.000
	Projeto								**411.043.307**
2315 **166O**	**Implantação das Soluções Tecnológicas Decorrentes da Reforma Tributária**	04 123							**411.043.307**
2315 166O **0001**	Implantação das Soluções Tecnológicas Decorrentes da Reforma Tributária - **Nacional**								411.043.307
	Solução tecnológica implantada (% de execução física): 1		F	3-ODC	2	90	0	1000	6.487.166
			F	4-INV	2	90	0	1000	404.556.141
Total									**1.661.384.939**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25103 SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		17.576.550.640	18.104.423.207	18.104.423.207	12.843.170.412	13.262.370.412
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	17.546.698.088	12.190.624.973	12.190.624.973	11.607.043.844	12.026.243.844
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	26.167.918	25.552.200	25.552.200	21.453.567	21.453.567
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.684.634	2.002.000	2.002.000	1.854.500	1.854.500
0999	RESERVA DE CONTINGÊNCIA	0	5.886.244.034	5.886.244.034	1.212.818.501	1.212.818.501
Funcao						
04	ADMINISTRAÇÃO	9.231.195.260	10.110.518.913	10.110.518.913	11.607.043.844	12.026.243.844
09	PREVIDÊNCIA SOCIAL	8.315.502.827	2.080.106.060	2.080.106.060	0	0
28	ENCARGOS ESPECIAIS	29.852.552	27.554.200	27.554.200	23.308.067	23.308.067
99	RESERVA DE CONTINGÊNCIA	0	5.886.244.034	5.886.244.034	1.212.818.501	1.212.818.501
Subfuncao						
122	ADMINISTRAÇÃO GERAL	6.662.343.293	7.180.176.625	7.180.176.625	7.575.504.046	7.575.504.046
125	NORMATIZAÇÃO E FISCALIZAÇÃO	228.883.782	246.998.000	246.998.000	325.000.000	325.500.000
126	TECNOLOGIA DA INFORMAÇÃO	1.138.824.487	1.301.093.633	1.301.093.633	2.363.030.000	2.781.730.000
129	ADMINISTRAÇÃO DE RECEITAS	123.590.332	257.853.271	257.853.271	267.964.315	267.964.315
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	8.315.502.827	2.080.106.060	2.080.106.060	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	301.719.115	324.151.678	324.151.678	270.163.218	270.163.218
846	OUTROS ENCARGOS ESPECIAIS	805.686.804	827.799.906	827.799.906	828.690.332	828.690.332
999	RESERVA DE CONTINGÊNCIA	0	5.886.244.034	5.886.244.034	1.212.818.501	1.212.818.501
GND						
1	PESSOAL E ENCARGOS SOCIAIS	15.189.570.033	9.325.531.641	9.325.531.641	7.628.441.223	7.628.441.223
3	OUTRAS DESPESAS CORRENTES	2.260.162.074	2.681.947.532	2.681.947.532	3.821.910.688	4.240.610.688
4	INVESTIMENTOS	126.818.533	210.700.000	210.700.000	180.000.000	180.500.000
9	RESERVA DE CONTINGENCIA	0	5.886.244.034	5.886.244.034	1.212.818.501	1.212.818.501

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**418.700.000**	**500.000**				**419.200.000**
1015			**267.964.315**				**4.563.123**	**272.527.438**
1032	**7.628.441.223**		**3.553.946.373**	**180.000.000**			**1.208.028.427**	**12.570.416.023**
1050							**226.951**	**226.951**
Total	**7.628.441.223**	**0**	**4.240.610.688**	**180.500.000**	**0**	**0**	**1.212.818.501**	**13.262.370.412**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25103 SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**12.026.243.844**
	Atividade								**11.195.861.579**
0032 **2000**	**Administração da Unidade**	04 122							**724.245.088**
0032 2000 **0001**	Administração da Unidade - **Nacional**								722.545.088
			F	3-ODC	2	90	0	1032	720.045.088
			F	4-INV	2	90	0	1032	2.500.000
0032 2000 **0002**	Administração da Unidade - **Exterior**								1.700.000
			F	3-ODC	2	90	0	1032	1.200.000
			F	4-INV	2	90	0	1032	500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**50.834.904**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								50.834.904
			F	3-ODC	1	90	0	1032	50.834.904
0032 **20TP**	**Ativos Civis da União**	04 122							**5.429.049.968**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								5.429.049.968
			F	1-PES	1	90	0	1032	5.429.049.968
0032 **20VG**	**Gestão das Soluções Informatizadas da Secretaria Especial da Receita Federal do Brasil e do Conselho Administrativo de Recursos Fiscais**	04 126							**2.781.730.000**
0032 20VG **0001**	Gestão das Soluções Informatizadas da Secretaria Especial da Receita Federal do Brasil e do Conselho Administrativo de Recursos Fiscais - **Nacional**								2.781.730.000
	Sistema mantido (unidade): 116		F	3-ODC	2	90	0	1000	418.700.000
			F	3-ODC	2	90	0	1032	2.292.030.000
			F	4-INV	2	90	0	1032	71.000.000
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**219.328.314**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								219.006.138
			F	3-ODC	1	90	0	1032	219.006.138
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								322.176
			F	3-ODC	1	90	0	1032	322.176
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**3.200.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.000.000
	Agente público beneficiado (unidade): 13		F	3-ODC	2	90	0	1032	1.000.000
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								2.200.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	0	1032	2.200.000
0032 **219L**	**Serviço Público de Produção de Selos Fiscais Federais**	04 129							**267.964.315**
0032 219L **0001**	Serviço Público de Produção de Selos Fiscais Federais - **Nacional**								267.964.315
	Selo fiscal produzido (milhão): 8.728		F	3-ODC	2	90	0	1015	267.964.315
0032 **21BX**	**Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União**	04 122							**1.392.790.614**
0032 21BX **0001**	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União - **Nacional**								1.392.790.614
			F	1-PES	1	90	0	1032	1.392.790.614
0032 **21EP**	**Retribuição no Exterior**	04 122							**1.218.376**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								1.218.376
			F	1-PES	1	90	0	1032	1.218.376
0032 **2237**	**Auditoria e Fiscalização Tributária e Aduaneira**	04 125							**325.500.000**
0032 2237 **0001**	Auditoria e Fiscalização Tributária e Aduaneira - **Nacional**								325.500.000
	Ação fiscal realizada (unidade): 17.085		F	3-ODC	2	90	0	1032	244.000.000
			F	4-INV	2	90	0	1032	81.000.000
			F	4-INV	6	90	0	1000	500.000
	Projeto								**25.000.000**
0032 **148I**	**Construção de Edifício-Sede de Unidades da Secretaria Especial da Receita Federal do Brasil em Belém - PA**	04 122							**25.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25103 SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 148I **0269**	Construção de Edifício-Sede de Unidades da Secretaria Especial da Receita Federal do Brasil em Belém - PA - **No Município de Belém - PA**								25.000.000
	Edifício construído (% de execução física): 25		F	4-INV	2	90	0	1032	25.000.000
	Operação Especial								**805.382.265**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**805.382.265**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								805.382.265
			F	1-PES	0	91	0	1032	805.382.265
0909	**Operações Especiais: Outros Encargos Especiais**								**21.453.567**
	Operação Especial								**21.453.567**
0909 **00OM**	**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**21.453.567**
0909 00OM **0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								21.453.567
			F	3-ODC	1	90	0	1032	21.453.567
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**1.854.500**
	Operação Especial								**1.854.500**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.854.500**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.854.500
			F	3-ODC	2	80	0	1032	1.854.500
0999	**Reserva de Contingência**								**1.212.818.501**
	Operação Especial								**1.212.818.501**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.212.818.501**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								1.212.818.501
			F	9-RES	0	99	0	1015	4.563.123
			F	9-RES	0	99	0	1032	1.208.028.427
			F	9-RES	0	99	0	1050	226.951
Total									**13.262.370.412**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25104 PROCURADORIA-GERAL DA FAZENDA NACIONAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.695.298.748	4.305.265.657	4.305.265.657	4.752.459.169	4.752.459.169
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.695.198.748	1.669.759.648	1.669.759.648	1.606.868.041	1.606.868.041
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	100.000	102.261	102.261	106.053	106.053
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
0999	RESERVA DE CONTINGÊNCIA	0	2.635.400.498	2.635.400.498	3.145.485.075	3.145.485.075
Funcao						
04	ADMINISTRAÇÃO	1.517.081.198	1.625.125.058	1.625.125.058	1.606.868.041	1.606.868.041
09	PREVIDÊNCIA SOCIAL	178.117.551	44.634.590	44.634.590	0	0
28	ENCARGOS ESPECIAIS	100.000	105.511	105.511	106.053	106.053
99	RESERVA DE CONTINGÊNCIA	0	2.635.400.498	2.635.400.498	3.145.485.075	3.145.485.075
Subfuncao						
092	REPRESENTAÇÃO JUDICIAL E EXTRAJUDICIAL	247.552.896	239.685.622	239.685.622	165.361.071	165.361.071
122	ADMINISTRAÇÃO GERAL	1.104.371.097	1.177.743.280	1.177.743.280	1.248.750.018	1.248.750.018
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	178.117.551	44.634.590	44.634.590	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	40.804.996	43.014.491	43.014.491	44.569.850	44.569.850
846	OUTROS ENCARGOS ESPECIAIS	124.452.209	164.787.176	164.787.176	148.293.155	148.293.155
999	RESERVA DE CONTINGÊNCIA	0	2.635.400.498	2.635.400.498	3.145.485.075	3.145.485.075
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.211.923.327	1.168.127.147	1.168.127.147	1.172.470.120	1.172.470.120
3	OUTRAS DESPESAS CORRENTES	475.729.885	491.788.012	491.788.012	425.311.199	425.311.199
4	INVESTIMENTOS	7.645.537	9.950.000	9.950.000	9.192.775	9.192.775
9	RESERVA DE CONTINGENCIA	0	2.635.400.498	2.635.400.498	3.145.485.075	3.145.485.075

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000			**106.053**					**106.053**
1031	**1.172.470.120**		**425.205.146**	**9.192.775**			**3.145.485.075**	**4.752.353.116**
Total	**1.172.470.120**	**0**	**425.311.199**	**9.192.775**	**0**	**0**	**3.145.485.075**	**4.752.459.169**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25104 PROCURADORIA-GERAL DA FAZENDA NACIONAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.606.868.041**
	Atividade								**1.458.680.939**
0032 **2000**	**Administração da Unidade**	04 122							**224.044.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								224.044.000
			F	3-ODC	2	90	0	1031	223.044.000
			F	4-INV	2	90	0	1031	1.000.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**6.812.568**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								6.812.568
			F	3-ODC	1	90	0	1031	6.812.568
0032 **20TP**	**Ativos Civis da União**	04 122							**1.024.283.018**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.024.283.018
			F	1-PES	1	90	0	1031	1.024.283.018
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**37.757.282**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								37.757.282
			F	3-ODC	1	90	0	1031	37.757.282
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**423.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 20								423.000
			F	3-ODC	2	90	0	1031	423.000
0032 **2244**	**Recuperação de Créditos, Consultoria, Representação Judicial e Extrajudicial da Fazenda Nacional**	04 092							**165.361.071**
0032 2244 **0001**	Recuperação de Créditos, Consultoria, Representação Judicial e Extrajudicial da Fazenda Nacional - **Nacional** Crédito arrecadado (R$ milhão): 44								165.361.071
			F	3-ODC	2	90	0	1031	157.168.296
			F	4-INV	2	90	0	1031	8.192.775
	Operação Especial								**148.187.102**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**148.187.102**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								148.187.102
			F	1-PES	0	91	0	1031	148.187.102
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**106.053**
	Operação Especial								**106.053**
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**106.053**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								106.053
			F	3-ODC	1	90	0	1000	106.053
0999	**Reserva de Contingência**								**3.145.485.075**
	Operação Especial								**3.145.485.075**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**3.145.485.075**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								3.145.485.075
			F	9-RES	0	99	0	1031	3.145.485.075
Total									**4.752.459.169**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25203 COMISSÃO DE VALORES MOBILIÁRIOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		314.764.709	1.282.354.144	1.282.354.144	972.898.516	972.898.516
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	301.119.702	248.746.459	248.746.459	272.838.050	272.838.050
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	335.497	113.992	113.992	97.700	97.700
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	443.191	532.305	532.305	1.124.900	1.124.900
0999	RESERVA DE CONTINGÊNCIA	0	1.018.444.062	1.018.444.062	678.969.934	678.969.934
2315	POLÍTICA ECONÔMICA PARA O CRESCIMENTO E DESENVOLVIMENTO SOCIOECONÔMICO SUSTENTÁVEL E INCLUSIVO	12.866.320	14.517.326	14.517.326	19.867.932	19.867.932
Funcao						
04	ADMINISTRAÇÃO	233.232.411	242.748.124	242.748.124	292.803.682	292.803.682
09	PREVIDÊNCIA SOCIAL	80.798.021	20.558.043	20.558.043	0	0
28	ENCARGOS ESPECIAIS	734.277	603.915	603.915	1.124.900	1.124.900
99	RESERVA DE CONTINGÊNCIA	0	1.018.444.062	1.018.444.062	678.969.934	678.969.934
Subfuncao						
122	ADMINISTRAÇÃO GERAL	188.444.899	195.330.397	195.330.397	234.744.221	234.744.221
125	NORMATIZAÇÃO E FISCALIZAÇÃO	12.866.320	14.517.326	14.517.326	19.867.932	19.867.932
211	RELAÇÕES DIPLOMÁTICAS	44.410	42.382	42.382	97.700	97.700
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	80.798.021	20.558.043	20.558.043	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.808.490	10.220.755	10.220.755	9.363.234	9.363.234
846	OUTROS ENCARGOS ESPECIAIS	23.802.569	23.241.179	23.241.179	29.855.495	29.855.495
999	RESERVA DE CONTINGÊNCIA	0	1.018.444.062	1.018.444.062	678.969.934	678.969.934
GND						
1	PESSOAL E ENCARGOS SOCIAIS	274.351.893	217.456.295	217.456.295	237.164.568	237.164.568
3	OUTRAS DESPESAS CORRENTES	38.378.931	44.773.787	44.773.787	51.890.514	51.890.514
4	INVESTIMENTOS	2.033.886	1.680.000	1.680.000	4.873.500	4.873.500
9	RESERVA DE CONTINGENCIA	0	1.018.444.062	1.018.444.062	678.969.934	678.969.934

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**479.384**	**203.560**				**682.944**
1052	**237.164.568**		**51.411.130**	**4.669.940**			**678.969.934**	**972.215.572**
Total	**237.164.568**	**0**	**51.890.514**	**4.873.500**	**0**	**0**	**678.969.934**	**972.898.516**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25203 COMISSÃO DE VALORES MOBILIÁRIOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**272.838.050**
	Atividade								**244.107.455**
0032 **2000**	**Administração da Unidade**	04 122							**26.203.148**
0032 2000 **0001**	Administração da Unidade - **Nacional**								26.203.148
			F	3-ODC	2	90	0	1050	279.384
			F	3-ODC	2	90	0	1052	24.116.112
			F	3-ODC	2	91	0	1052	34.152
			F	4-INV	2	90	0	1052	1.773.500
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.268.136**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.268.136
			F	3-ODC	1	90	0	1052	1.268.136
0032 **20TP**	**Ativos Civis da União**	04 122							**208.433.973**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								208.433.973
			F	1-PES	1	90	0	1052	208.433.973
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**8.095.098**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								8.095.098
			F	3-ODC	1	90	0	1052	8.095.098
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**107.100**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 3								107.100
			F	3-ODC	2	90	0	1052	107.100
	Operação Especial								**28.730.595**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**28.730.595**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								28.730.595
			F	1-PES	0	91	0	1052	28.730.595
0909	**Operações Especiais: Outros Encargos Especiais**								**97.700**
	Operação Especial								**97.700**
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	04 211							**97.700**
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								97.700
			F	3-ODC	2	80	0	1052	97.700
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**1.124.900**
	Operação Especial								**1.124.900**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.124.900**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.124.900
			F	3-ODC	2	80	0	1052	1.124.900
0999	**Reserva de Contingência**								**678.969.934**
	Operação Especial								**678.969.934**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**678.969.934**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								678.969.934
			F	9-RES	0	99	0	1052	678.969.934
2315	**Política Econômica para o Crescimento e Desenvolvimento Socioeconômico Sustentável e Inclusivo**								**19.867.932**
	Atividade								**19.867.932**
2315 **210J**	**Supervisão do Mercado de Valores Mobiliários**	04 125							**19.867.932**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25203 COMISSÃO DE VALORES MOBILIÁRIOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2315 210J **0001**	Supervisão do Mercado de Valores Mobiliários - **Nacional**								19.867.932
	Supervisão realizada (unidade): 100		F	3-ODC	2	90	0	1050	200.000
			F	3-ODC	2	90	0	1052	16.567.932
			F	4-INV	2	90	0	1050	203.560
			F	4-INV	2	90	0	1052	2.896.440
Total									**972.898.516**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25208 SUPERINTENDÊNCIA DE SEGUROS PRIVADOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		263.332.783	602.786.589	611.786.589	429.443.655	439.643.655
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	262.060.091	267.971.162	276.971.162	310.070.375	320.270.375
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	342.517	341.423	341.423	423.636	423.636
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	289.069	285.000	285.000	369.357	369.357
0999	RESERVA DE CONTINGÊNCIA	0	333.327.878	333.327.878	117.960.539	117.960.539
2315	POLÍTICA ECONÔMICA PARA O CRESCIMENTO E DESENVOLVIMENTO SOCIOECONÔMICO SUSTENTÁVEL E INCLUSIVO	641.107	861.126	861.126	619.748	619.748
Funcao						
04	ADMINISTRAÇÃO	173.675.377	178.335.774	187.335.774	205.577.660	215.777.660
09	PREVIDÊNCIA SOCIAL	89.025.821	90.496.514	90.496.514	105.112.463	105.112.463
28	ENCARGOS ESPECIAIS	631.585	626.423	626.423	792.993	792.993
99	RESERVA DE CONTINGÊNCIA	0	333.327.878	333.327.878	117.960.539	117.960.539
Subfuncao						
122	ADMINISTRAÇÃO GERAL	149.949.588	153.886.718	162.886.718	177.890.640	188.090.640
125	NORMATIZAÇÃO E FISCALIZAÇÃO	641.107	861.126	861.126	619.748	619.748
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	89.025.821	90.496.514	90.496.514	105.112.463	105.112.463
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.657.324	6.311.034	6.311.034	6.270.634	6.270.634
846	OUTROS ENCARGOS ESPECIAIS	18.058.943	17.903.319	17.903.319	21.589.631	21.589.631
999	RESERVA DE CONTINGÊNCIA	0	333.327.878	333.327.878	117.960.539	117.960.539
GND						
1	PESSOAL E ENCARGOS SOCIAIS	235.407.423	240.946.862	240.946.862	282.930.575	282.930.575
3	OUTRAS DESPESAS CORRENTES	26.575.360	26.676.126	35.676.126	25.535.792	35.735.792
4	INVESTIMENTOS	1.350.000	1.835.723	1.835.723	3.016.749	3.016.749
9	RESERVA DE CONTINGENCIA	0	333.327.878	333.327.878	117.960.539	117.960.539

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**10.609.515**					**10.609.515**
1050	**15.613.025**		**18.855.643**	**3.016.749**				**37.485.417**
1052	**162.205.087**		**6.270.634**				**117.960.539**	**286.436.260**
1056	**105.112.463**							**105.112.463**
Total	**282.930.575**	**0**	**35.735.792**	**3.016.749**	**0**	**0**	**117.960.539**	**439.643.655**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25208 SUPERINTENDÊNCIA DE SEGUROS PRIVADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**320.270.375**
	Atividade								**194.361.274**
0032 **2000**	**Administração da Unidade**	04 122							**30.979.043**
0032 2000 **0001**	Administração da Unidade - **Nacional**								30.979.043
			F	3-ODC	2	90	0	1000	10.200.000
			F	3-ODC	2	90	0	1050	17.180.212
			F	3-ODC	2	91	0	1050	582.082
			F	4-INV	2	90	0	1050	3.016.749
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.315.164**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.315.164
			F	3-ODC	1	90	0	1052	1.315.164
0032 **20TP**	**Ativos Civis da União**	04 122							**157.007.353**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								157.007.353
			F	1-PES	1	90	0	1050	15.613.025
			F	1-PES	1	90	0	1052	141.394.328
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**4.955.470**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								4.955.470
			F	3-ODC	1	90	0	1052	4.955.470
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**104.244**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								104.244
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	0	1050	104.244
	Operação Especial								**125.909.101**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**105.112.463**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								105.112.463
			S	1-PES	1	90	0	1056	105.112.463
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**20.796.638**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								20.796.638
			F	1-PES	0	91	0	1052	20.796.638
0909	**Operações Especiais: Outros Encargos Especiais**								**423.636**
	Operação Especial								**423.636**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1052	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**409.515**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								409.515
			S	3-ODC	1	90	0	1000	409.515
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**369.357**
	Operação Especial								**369.357**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**369.357**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								369.357
			F	3-ODC	2	80	0	1050	369.357
0999	**Reserva de Contingência**								**117.960.539**
	Operação Especial								**117.960.539**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**117.960.539**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								117.960.539
			F	9-RES	0	99	0	1052	117.960.539

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25208 SUPERINTENDÊNCIA DE SEGUROS PRIVADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2315	**Política Econômica para o Crescimento e Desenvolvimento Socioeconômico Sustentável e Inclusivo**								**619.748**
	Atividade								**619.748**
2315 **20VH**	**Supervisão, Regulação e Orientação dos Mercados de Seguros, Resseguros, Capitalização e Previdência Complementar Aberta**	04 125							**619.748**
2315 20VH **0001**	Supervisão, Regulação e Orientação dos Mercados de Seguros, Resseguros, Capitalização e Previdência Complementar Aberta - **Nacional**								619.748
	Ação realizada (unidade): 49		F	3-ODC	2	90	0	1050	619.748
Total									**439.643.655**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25903 FUNDO DE COMPENSAÇÃO E VARIAÇÕES SALARIAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		922.981.214	1.769.868.994	1.769.868.994	2.117.274.712	2.117.274.712
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	922.981.214	1.769.868.994	1.769.868.994	2.117.274.712	2.117.274.712
Funcao						
28	ENCARGOS ESPECIAIS	922.981.214	1.769.868.994	1.769.868.994	2.117.274.712	2.117.274.712
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	922.981.214	1.769.868.994	1.769.868.994	2.117.274.712	2.117.274.712
GND						
3	OUTRAS DESPESAS CORRENTES	922.981.214	1.769.868.994	1.769.868.994	2.117.274.712	2.117.274.712

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1050			**1.723.715.051**					**1.723.715.051**
9000			**393.559.661**					**393.559.661**
Total	**0**	**0**	**2.117.274.712**	**0**	**0**	**0**	**0**	**2.117.274.712**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25903 FUNDO DE COMPENSAÇÃO E VARIAÇÕES SALARIAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**2.117.274.712**
	Operação Especial								**2.117.274.712**
0909 **0023**	**Obrigações com a Garantia de Contratos de Financiamento Habitacional**	28 846							**1.617.274.712**
0909 0023 **0001**	Obrigações com a Garantia de Contratos de Financiamento Habitacional - **Nacional**								1.617.274.712
			F	3-ODC	0	90	0	1050	1.617.274.712
0909 **0617**	**Operacionalização do Fundo de Compensação e Variações Salariais - FCVS**	28 846							**500.000.000**
0909 0617 **0001**	Operacionalização do Fundo de Compensação e Variações Salariais - FCVS - **Nacional**								500.000.000
			F	3-ODC	0	90	0	1050	106.440.339
			F	3-ODC	0	90	0	9000	393.559.661
Total									**2.117.274.712**

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.890.704.891	3.070.068.018	3.089.401.230	3.802.823.444	3.837.944.263
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.292.472.461	1.253.966.023	1.251.212.279	1.420.450.697	1.416.649.160
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	29.283	77.371	77.371	75.821	75.821
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	232.870	406.000	406.000	531.000	531.000
0999	RESERVA DE CONTINGÊNCIA	0	1.234.941.434	1.234.941.434	1.772.149.519	1.772.149.519
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	597.970.278	580.677.190	602.764.146	609.616.407	648.538.763
Funcao						
04	ADMINISTRAÇÃO	243.494.428	208.079.041	208.079.041	25.210.708	25.210.708
09	PREVIDÊNCIA SOCIAL	277.339.548	245.884.314	245.884.314	283.036.293	283.036.293
22	INDÚSTRIA	1.341.032.487	1.331.529.858	1.350.832.133	1.673.370.103	1.708.290.922
23	COMÉRCIO E SERVIÇOS	28.576.276	49.150.000	49.180.937	48.450.000	48.650.000
28	ENCARGOS ESPECIAIS	262.153	483.371	483.371	606.821	606.821
99	RESERVA DE CONTINGÊNCIA	0	1.234.941.434	1.234.941.434	1.772.149.519	1.772.149.519
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	1.481.718	0	0	0	0
122	ADMINISTRAÇÃO GERAL	866.298.048	856.109.448	853.355.704	959.903.817	956.102.280
125	NORMATIZAÇÃO E FISCALIZAÇÃO	430.685.084	413.609.000	418.606.215	433.383.955	435.953.955
211	RELAÇÕES DIPLOMÁTICAS	37.427	350.000	350.000	50.000	50.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	277.339.548	245.884.314	245.884.314	283.036.293	283.036.293
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	38.657.336	41.932.748	41.932.748	43.199.917	43.199.917
571	DESENVOLVIMENTO CIENTÍFICO	12.942.263	13.627.094	12.966.389	12.033.370	11.168.878
661	PROMOÇÃO INDUSTRIAL	44.383.759	10.700.000	26.319.509	3.400.000	38.416.848
664	PROPRIEDADE INDUSTRIAL	69.884.806	81.844.596	83.944.596	100.299.082	102.299.082
665	NORMALIZAÇÃO E QUALIDADE	11.460.663	11.696.500	11.696.500	12.000.000	12.000.000
691	PROMOÇÃO COMERCIAL	1.367.722	1.400.000	1.330.937	300.000	300.000
693	COMÉRCIO EXTERIOR	27.208.554	47.750.000	47.850.000	48.150.000	48.350.000
846	OUTROS ENCARGOS ESPECIAIS	108.957.963	110.222.884	110.222.884	134.917.491	134.917.491
999	RESERVA DE CONTINGÊNCIA	0	1.234.941.434	1.234.941.434	1.772.149.519	1.772.149.519
UO						
28101	MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS - ADMINISTRAÇÃO DIRETA	328.889.330	844.123.404	857.798.626	1.435.023.155	1.466.273.974
28202	INSTITUTO NACIONAL DE METROLOGIA, QUALIDADE E TECNOLOGIA - INMETRO	939.071.893	879.250.140	882.808.130	940.303.394	942.173.394
28203	INSTITUTO NACIONAL DA PROPRIEDADE INDUSTRIAL - INPI	420.467.697	951.942.375	954.042.375	1.090.401.023	1.092.401.023
28233	SUPERINTENDÊNCIA DA ZONA FRANCA DE MANAUS - SUFRAMA	202.203.786	389.738.099	389.738.099	320.295.610	320.295.610
28904	FUNDO DE GARANTIA PARA PROMOÇÃO DA COMPETITIVIDADE - FGPC	72.184	5.014.000	5.014.000	16.800.262	16.800.262
GND						
1	PESSOAL E ENCARGOS SOCIAIS	978.406.315	966.421.534	966.421.534	1.161.161.231	1.161.161.231
3	OUTRAS DESPESAS CORRENTES	843.323.213	826.075.096	845.401.626	832.837.235	862.152.867
4	INVESTIMENTOS	68.975.363	42.629.954	42.636.636	36.675.459	42.480.646
9	RESERVA DE CONTINGENCIA	0	1.234.941.434	1.234.941.434	1.772.149.519	1.772.149.519

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**410.721.579**		**112.080.719**	**13.105.187**				**535.907.485**
1002	**25.921.891**							**25.921.891**
1050	**435.555.255**		**170.586.728**	**7.278.748**			**554.306.564**	**1.167.727.295**
1051				**4.566.711**				**4.566.711**
1052	**165.043.676**		**536.015.420**	**13.000.000**			**140.211.842**	**854.270.938**
1056	**123.918.830**							**123.918.830**
1086			**43.470.000**	**4.530.000**			**1.077.631.113**	**1.125.631.113**
Total	**1.161.161.231**	**0**	**862.152.867**	**42.480.646**	**0**	**0**	**1.772.149.519**	**3.837.944.263**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28101 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		328.889.330	844.123.404	857.798.626	1.435.023.155	1.466.273.974
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	241.525.381	266.926.149	264.172.405	293.142.042	289.340.505
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
0999	RESERVA DE CONTINGÊNCIA	0	502.341.161	502.341.161	1.077.631.113	1.077.631.113
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	87.363.949	74.843.094	91.272.060	64.250.000	99.302.356
Funcao						
04	ADMINISTRAÇÃO	243.422.244	207.903.855	207.903.855	25.131.133	25.131.133
09	PREVIDÊNCIA SOCIAL	2.827	12.294	12.294	0	0
22	INDÚSTRIA	56.887.984	84.703.094	98.347.379	283.810.909	314.861.728
23	COMÉRCIO E SERVIÇOS	28.576.276	49.150.000	49.180.937	48.450.000	48.650.000
28	ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
99	RESERVA DE CONTINGÊNCIA	0	502.341.161	502.341.161	1.077.631.113	1.077.631.113
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	1.481.718	0	0	0	0
122	ADMINISTRAÇÃO GERAL	212.560.839	238.781.981	236.028.237	260.677.530	256.875.993
125	NORMATIZAÇÃO E FISCALIZAÇÃO	1.899.690	2.100.000	3.539.225	1.100.000	1.800.000
211	RELAÇÕES DIPLOMÁTICAS	0	200.000	200.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.827	12.294	12.294	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.284.735	7.760.736	7.760.736	7.333.379	7.333.379
571	DESENVOLVIMENTO CIENTÍFICO	12.708.893	13.393.094	12.732.389	11.800.000	10.935.508
661	PROMOÇÃO INDUSTRIAL	44.179.091	10.200.000	25.819.509	2.900.000	37.916.848
691	PROMOÇÃO COMERCIAL	1.367.722	1.400.000	1.330.937	300.000	300.000
693	COMÉRCIO EXTERIOR	27.208.554	47.750.000	47.850.000	48.150.000	48.350.000
846	OUTROS ENCARGOS ESPECIAIS	20.195.263	20.184.138	20.184.138	25.131.133	25.131.133
999	RESERVA DE CONTINGÊNCIA	0	502.341.161	502.341.161	1.077.631.113	1.077.631.113
GND						
1	PESSOAL E ENCARGOS SOCIAIS	189.202.646	199.868.413	199.868.413	230.508.663	230.508.663
3	OUTRAS DESPESAS CORRENTES	99.700.829	126.873.830	140.642.370	115.053.379	141.059.011
4	INVESTIMENTOS	39.985.855	15.040.000	14.946.682	11.830.000	17.075.187
9	RESERVA DE CONTINGENCIA	0	502.341.161	502.341.161	1.077.631.113	1.077.631.113

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**230.508.663**		**97.478.563**	**12.545.187**				**340.532.413**
1050			**110.448**					**110.448**
1086			**43.470.000**	**4.530.000**			**1.077.631.113**	**1.125.631.113**
Total	**230.508.663**	**0**	**141.059.011**	**17.075.187**	**0**	**0**	**1.077.631.113**	**1.466.273.974**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28101 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**289.340.505**
	Atividade								**264.209.372**
0032 **2000**	**Administração da Unidade**	22 122							**51.198.463**
0032 2000 **0001**	Administração da Unidade - **Nacional**								51.198.463
			F	3-ODC	2	90	0	1000	41.322.828
			F	3-ODC	2	90	0	1050	110.448
			F	3-ODC	2	91	0	1000	3.000.000
			F	4-INV	2	90	0	1000	6.765.187
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**1.024.224**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.024.224
			F	3-ODC	1	90	0	1000	1.024.224
0032 **20TP**	**Ativos Civis da União**	22 122							**205.377.530**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								205.377.530
			F	1-PES	1	90	0	1000	205.377.530
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**6.309.155**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								6.309.155
			F	3-ODC	1	90	0	1000	6.309.155
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	22 122							**300.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								300.000
	Agente público beneficiado (unidade): 15		F	3-ODC	2	90	0	1000	300.000
	Operação Especial								**25.131.133**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**25.131.133**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								25.131.133
			F	1-PES	0	91	0	1000	25.131.133
0999	**Reserva de Contingência**								**1.077.631.113**
	Operação Especial								**1.077.631.113**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.077.631.113**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								1.077.631.113
			F	9-RES	0	99	0	1086	1.077.631.113
2801	**Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional**								**99.302.356**
	Atividade								**99.302.356**
2801 **20TT**	**Promoção do Desenvolvimento do Setor de Comércio e Serviços**	23 691							**300.000**
2801 20TT **0001**	Promoção do Desenvolvimento do Setor de Comércio e Serviços - **Nacional**								300.000
	Iniciativa implementada (unidade): 1		F	3-ODC	2	90	0	1000	300.000
2801 **20TU**	**Manutenção, Desenvolvimento e Modernização de Sistemas Informatizados de Comércio Exterior**	23 693							**45.200.000**
2801 20TU **0001**	Manutenção, Desenvolvimento e Modernização de Sistemas Informatizados de Comércio Exterior - **Nacional**								45.200.000
	Sistema mantido (unidade): 12		F	3-ODC	2	90	0	1086	40.500.000
			F	4-INV	2	90	0	1000	200.000
			F	4-INV	2	90	0	1086	4.500.000
2801 **20ZO**	**Promoção, Fiscalização e Gestão do Comércio Exterior**	23 693							**3.150.000**
2801 20ZO **0001**	Promoção, Fiscalização e Gestão do Comércio Exterior - **Nacional**								3.150.000
	Ação implementada (unidade): 60		F	3-ODC	2	90	0	1000	150.000
			F	3-ODC	2	90	0	1086	2.970.000
			F	4-INV	2	90	0	1086	30.000
2801 **210E**	**Promoção do Desenvolvimento Industrial**	22 661							**17.104.761**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28101 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2801	210E	**0001**	Promoção do Desenvolvimento Industrial - **Nacional**								16.404.761
			Iniciativa implementada (unidade): 2.009		F	3-ODC	2	90	0	1000	12.454.761
					F	4-INV	2	90	0	1000	3.750.000
					F	4-INV	6	99	0	1000	200.000
2801	210E	**0024**	Promoção do Desenvolvimento Industrial - **No Estado do Rio Grande do Norte**								200.000
			Iniciativa implementada (unidade): 20		F	3-ODC	6	99	0	1000	200.000
2801	210E	**7007**	Promoção do Desenvolvimento Industrial - **Servico Nacional de Aprendizagem Industrial - Senai - No Estado do Rio Grande do Norte**								500.000
			Iniciativa implementada (unidade): 10		F	3-ODC	6	50	0	1000	500.000
2801	**212H**		**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	22 571							**10.935.508**
2801	212H	**0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								10.935.508
			Projeto apoiado (unidade): 2		F	3-ODC	2	50	0	1000	10.935.508
2801	**214J**		**Fiscalização em Metrologia e Qualidade**	22 125							**300.000**
2801	214J	**0001**	Fiscalização em Metrologia e Qualidade - **Nacional**								300.000
			Fiscalização realizada (unidade): 100		F	3-ODC	6	99	0	1000	300.000
2801	**21B0**		**Promoção da Concorrência, Competitividade e Melhoria Regulatória**	22 125							**1.500.000**
2801	21B0	**0001**	Promoção da Concorrência, Competitividade e Melhoria Regulatória - **Nacional**								1.500.000
			Iniciativa realizada (unidade): 177		F	3-ODC	2	50	0	1000	600.000
					F	3-ODC	2	90	0	1000	900.000
2801	**21FH**		**Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria**	22 661							**20.812.087**
2801	21FH	**0001**	Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria - **Nacional**								19.012.087
			Iniciativa implementada (unidade): 643		F	3-ODC	2	30	0	1000	1.900.000
					F	3-ODC	2	90	0	1000	14.612.087
					F	3-ODC	6	99	0	1000	2.000.000
					F	4-INV	6	99	0	1000	500.000
2801	21FH	**0013**	Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria - **No Estado do Amazonas**								600.000
			Iniciativa implementada (unidade): 1		F	3-ODC	6	99	0	1000	470.000
					F	4-INV	6	99	0	1000	130.000
2801	21FH	**0026**	Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria - **No Estado de Pernambuco**								200.000
			Iniciativa implementada (unidade): 2		F	3-ODC	6	99	0	1000	200.000
2801	21FH	**0033**	Municípios Verdes e Promoção do Desenvolvimento da Economia Verde, Descarbonização e Bioindústria - **No Estado do Rio de Janeiro**								1.000.000
			Iniciativa implementada (unidade): 1		F	4-INV	6	99	0	1000	1.000.000
Total											**1.466.273.974**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28202 INSTITUTO NACIONAL DE METROLOGIA, QUALIDADE E TECNOLOGIA - INMETRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		939.071.893	879.250.140	882.808.130	940.303.394	942.173.394
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	498.292.887	455.311.333	455.311.333	495.157.915	495.157.915
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	29.283	43.307	43.307	47.154	47.154
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	232.870	406.000	406.000	531.000	531.000
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	440.516.854	423.489.500	427.047.490	444.567.325	446.437.325
Funcao						
09	PREVIDÊNCIA SOCIAL	124.211.533	124.450.528	124.450.528	149.704.023	149.704.023
22	INDÚSTRIA	814.598.208	754.350.305	757.908.295	790.021.217	791.891.217
28	ENCARGOS ESPECIAIS	262.153	449.307	449.307	578.154	578.154
Subfuncao						
122	ADMINISTRAÇÃO GERAL	325.781.382	279.527.355	279.527.355	288.485.861	288.485.861
125	NORMATIZAÇÃO E FISCALIZAÇÃO	428.785.394	411.509.000	415.066.990	432.283.955	434.153.955
211	RELAÇÕES DIPLOMÁTICAS	37.427	50.000	50.000	50.000	50.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	124.211.533	124.450.528	124.450.528	149.704.023	149.704.023
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	10.299.237	11.526.774	11.526.774	11.259.123	11.259.123
571	DESENVOLVIMENTO CIENTÍFICO	233.370	234.000	234.000	233.370	233.370
665	NORMALIZAÇÃO E QUALIDADE	11.460.663	11.696.500	11.696.500	12.000.000	12.000.000
846	OUTROS ENCARGOS ESPECIAIS	38.262.887	40.255.983	40.255.983	46.287.062	46.287.062
GND						
1	PESSOAL E ENCARGOS SOCIAIS	306.265.535	312.184.158	312.184.158	372.715.980	372.715.980
3	OUTRAS DESPESAS CORRENTES	613.235.405	557.565.982	561.123.972	558.087.414	559.897.414
4	INVESTIMENTOS	19.570.954	9.500.000	9.500.000	9.500.000	9.560.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**180.212.916**		**13.102.156**	**60.000**				**193.375.072**
1002	**25.921.891**							**25.921.891**
1050			**57.283.955**					**57.283.955**
1052	**42.799.041**		**489.511.303**	**9.500.000**				**541.810.344**
1056	**123.782.132**							**123.782.132**
Total	**372.715.980**	**0**	**559.897.414**	**9.560.000**	**0**	**0**	**0**	**942.173.394**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28202 INSTITUTO NACIONAL DE METROLOGIA, QUALIDADE E TECNOLOGIA - INMETRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**495.157.915**
	Atividade								**299.744.984**
0032 **2000**	**Administração da Unidade**	22 122							**110.776.933**
0032 2000 **0001**	Administração da Unidade - **Nacional**								110.776.933
			F	3-ODC	2	90	0	1052	106.276.933
			F	4-INV	2	90	0	1052	4.500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**2.844.624**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.844.624
			F	3-ODC	1	90	0	1000	2.844.624
0032 **20TP**	**Ativos Civis da União**	22 122							**177.288.928**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								177.288.928
			F	1-PES	1	90	0	1000	134.489.887
			F	1-PES	1	90	0	1052	42.799.041
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**8.414.499**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								8.414.499
			F	3-ODC	1	90	0	1000	8.414.499
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	22 122							**420.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 10								420.000
			F	3-ODC	2	90	0	1052	420.000
	Operação Especial								**195.412.931**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**149.704.023**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								149.704.023
			S	1-PES	1	90	0	1002	25.921.891
			S	1-PES	1	90	0	1056	123.782.132
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	22 846							**45.708.908**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								45.708.908
			F	1-PES	0	91	0	1000	45.708.908
0909	**Operações Especiais: Outros Encargos Especiais**								**47.154**
	Operação Especial								**47.154**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**33.033**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								33.033
			S	3-ODC	1	90	0	1000	33.033
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**531.000**
	Operação Especial								**531.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**531.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								531.000
			F	3-ODC	2	80	0	1052	531.000
2801	**Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional**								**446.437.325**
	Atividade								**446.387.325**
2801 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	22 571							**233.370**
2801 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional** Projeto apoiado (unidade): 1								233.370
			F	3-ODC	2	50	0	1052	233.370
2801 **214I**	**Gestão da Metrologia Legal e de Avaliação da Conformidade**	22 665							**12.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28202 INSTITUTO NACIONAL DE METROLOGIA, QUALIDADE E TECNOLOGIA - INMETRO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2801	214I	**0001**	Gestão da Metrologia Legal e de Avaliação da Conformidade - **Nacional**								12.000.000
			Laboratório mantido (unidade): 52		F	3-ODC	2	90	0	1052	12.000.000
2801	**214J**		**Fiscalização em Metrologia e Qualidade**	22 125							**434.153.955**
2801	214J	**0001**	Fiscalização em Metrologia e Qualidade - **Nacional**								434.153.955
			Fiscalização realizada (unidade): 9.375.021		F	3-ODC	2	30	0	1000	140.000
					F	3-ODC	2	32	0	1052	270.000.000
					F	3-ODC	2	90	0	1050	57.283.955
					F	3-ODC	2	90	0	1052	100.000.000
					F	3-ODC	6	99	0	1000	1.670.000
					F	4-INV	2	30	0	1000	60.000
					F	4-INV	2	90	0	1052	5.000.000
			Operação Especial								**50.000**
2801	**00PN**		**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	22 211							**50.000**
2801	00PN	**0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								50.000
					F	3-ODC	2	80	0	1052	50.000
Total											**942.173.394**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28203 INSTITUTO NACIONAL DA PROPRIEDADE INDUSTRIAL - INPI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		420.467.697	951.942.375	954.042.375	1.090.401.023	1.092.401.023
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	350.582.891	353.839.086	353.839.086	452.448.203	452.448.203
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0999	RESERVA DE CONTINGÊNCIA	0	516.245.693	516.245.693	537.639.617	537.639.617
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	69.884.806	81.844.596	83.944.596	100.299.082	102.299.082
Funcao						
04	ADMINISTRAÇÃO	0	100.000	100.000	0	0
09	PREVIDÊNCIA SOCIAL	107.761.045	109.875.849	109.875.849	133.195.572	133.195.572
22	INDÚSTRIA	312.706.652	325.707.833	327.807.833	419.551.713	421.551.713
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
99	RESERVA DE CONTINGÊNCIA	0	516.245.693	516.245.693	537.639.617	537.639.617
Subfuncao						
122	ADMINISTRAÇÃO GERAL	192.729.611	193.514.091	193.514.091	256.290.396	256.290.396
211	RELAÇÕES DIPLOMÁTICAS	0	100.000	100.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	107.761.045	109.875.849	109.875.849	133.195.572	133.195.572
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	14.077.235	15.041.185	15.041.185	16.851.665	16.851.665
664	PROPRIEDADE INDUSTRIAL	69.884.806	81.844.596	83.944.596	100.299.082	102.299.082
846	OUTROS ENCARGOS ESPECIAIS	36.015.000	35.320.961	35.320.961	46.124.691	46.124.691
999	RESERVA DE CONTINGÊNCIA	0	516.245.693	516.245.693	537.639.617	537.639.617
GND						
1	PESSOAL E ENCARGOS SOCIAIS	336.505.656	338.655.497	338.655.497	435.555.255	435.555.255
3	OUTRAS DESPESAS CORRENTES	78.168.924	90.520.147	92.520.147	109.927.403	111.427.403
4	INVESTIMENTOS	5.793.117	6.521.038	6.621.038	7.278.748	7.778.748
9	RESERVA DE CONTINGENCIA	0	516.245.693	516.245.693	537.639.617	537.639.617

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.500.000**	**500.000**				**2.000.000**
1050	**435.555.255**		**109.927.403**	**7.278.748**			**537.586.302**	**1.090.347.708**
1052							**53.315**	**53.315**
Total	**435.555.255**	**0**	**111.427.403**	**7.778.748**	**0**	**0**	**537.639.617**	**1.092.401.023**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28203 INSTITUTO NACIONAL DA PROPRIEDADE INDUSTRIAL - INPI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**452.448.203**
	Atividade								**273.142.061**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**3.163.116**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								3.163.116
			F	3-ODC	1	90	0	1050	3.163.116
0032 **20TP**	**Ativos Civis da União**	22 122							**256.234.992**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								256.234.992
			F	1-PES	1	90	0	1050	256.234.992
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**13.688.549**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								13.688.549
			F	3-ODC	1	90	0	1050	13.688.549
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	22 122							**55.404**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								55.404
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1050	55.404
	Operação Especial								**179.306.142**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**133.195.572**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								133.195.572
			S	1-PES	1	90	0	1050	133.195.572
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	22 846							**46.110.570**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								46.110.570
			F	1-PES	0	91	0	1050	46.110.570
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1050	14.121
0999	**Reserva de Contingência**								**537.639.617**
	Operação Especial								**537.639.617**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**537.639.617**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								537.639.617
			F	9-RES	0	99	0	1050	537.586.302
			F	9-RES	0	99	0	1052	53.315
2801	**Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional**								**102.299.082**
	Atividade								**102.299.082**
2801 **21FI**	**Proteção dos Direitos de Propriedade Industrial**	22 664							**102.299.082**
2801 21FI **0001**	Proteção dos Direitos de Propriedade Industrial - **Nacional**								102.299.082
	Registro realizado (unidade): 589.318		F	3-ODC	2	50	0	1050	1.650
			F	3-ODC	2	80	0	1050	375.000
			F	3-ODC	2	90	0	1000	1.500.000
			F	3-ODC	2	90	0	1050	82.645.321
			F	3-ODC	2	91	0	1050	9.998.363
			F	4-INV	2	90	0	1000	500.000
			F	4-INV	2	90	0	1050	7.278.748
Total									**1.092.401.023**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28233 SUPERINTENDÊNCIA DA ZONA FRANCA DE MANAUS - SUFRAMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		202.203.786	389.738.099	389.738.099	320.295.610	320.295.610
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	201.999.117	177.814.269	177.814.269	179.622.962	179.622.962
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	14.121	14.121
0999	RESERVA DE CONTINGÊNCIA	0	211.420.580	211.420.580	140.158.527	140.158.527
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	204.669	500.000	500.000	500.000	500.000
Funcao						
09	PREVIDÊNCIA SOCIAL	45.364.144	11.545.643	11.545.643	136.698	136.698
22	INDÚSTRIA	156.839.642	166.768.626	166.768.626	179.986.264	179.986.264
28	ENCARGOS ESPECIAIS	0	3.250	3.250	14.121	14.121
99	RESERVA DE CONTINGÊNCIA	0	211.420.580	211.420.580	140.158.527	140.158.527
Subfuncao						
122	ADMINISTRAÇÃO GERAL	135.154.031	144.210.835	144.210.835	154.370.455	154.370.455
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	45.364.144	11.545.643	11.545.643	136.698	136.698
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.996.129	7.604.053	7.604.053	7.755.750	7.755.750
661	PROMOÇÃO INDUSTRIAL	204.669	500.000	500.000	500.000	500.000
846	OUTROS ENCARGOS ESPECIAIS	14.484.813	14.456.988	14.456.988	17.374.180	17.374.180
999	RESERVA DE CONTINGÊNCIA	0	211.420.580	211.420.580	140.158.527	140.158.527
GND						
1	PESSOAL E ENCARGOS SOCIAIS	146.432.478	115.713.466	115.713.466	122.381.333	122.381.333
3	OUTRAS DESPESAS CORRENTES	52.145.871	51.035.137	51.035.137	49.689.039	49.689.039
4	INVESTIMENTOS	3.625.437	11.568.916	11.568.916	8.066.711	8.066.711
9	RESERVA DE CONTINGENCIA	0	211.420.580	211.420.580	140.158.527	140.158.527

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**3.184.922**					**3.184.922**
1051				**4.566.711**				**4.566.711**
1052	**122.244.635**		**46.504.117**	**3.500.000**			**140.158.527**	**312.407.279**
1056	**136.698**							**136.698**
Total	**122.381.333**	**0**	**49.689.039**	**8.066.711**	**0**	**0**	**140.158.527**	**320.295.610**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28233 SUPERINTENDÊNCIA DA ZONA FRANCA DE MANAUS - SUFRAMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**179.622.962**
	Atividade								**162.126.205**
0032 **2000**	**Administração da Unidade**	22 122							**49.400.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								49.400.000
			F	3-ODC	2	90	0	1050	2.884.922
			F	3-ODC	2	90	0	1052	38.148.367
			F	3-ODC	2	91	0	1050	300.000
			F	4-INV	2	90	0	1051	4.566.711
			F	4-INV	2	90	0	1052	3.500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**939.588**
0032 2004 **0010**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Norte**								939.588
			F	3-ODC	1	90	0	1052	939.588
0032 **20TP**	**Ativos Civis da União**	22 122							**104.870.455**
0032 20TP **0010**	Ativos Civis da União - **Na Região Norte**								104.870.455
			F	1-PES	1	90	0	1052	104.870.455
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**6.816.162**
0032 212B **0010**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Norte**								6.816.162
			F	3-ODC	1	90	0	1052	6.816.162
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	22 122							**100.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 2								100.000
			F	3-ODC	2	90	0	1052	100.000
	Operação Especial								**17.496.757**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**136.698**
0032 0181 **0010**	Aposentadorias e Pensões Civis da União - **Na Região Norte**								136.698
			S	1-PES	1	90	0	1056	136.698
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	22 846							**17.360.059**
0032 09HB **0010**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Região Norte**								17.360.059
			F	1-PES	0	91	0	1052	17.360.059
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0010**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Região Norte**								14.121
			F	1-PES	1	90	0	1052	14.121
0999	**Reserva de Contingência**								**140.158.527**
	Operação Especial								**140.158.527**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**140.158.527**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								140.158.527
			F	9-RES	0	99	0	1052	140.158.527
2801	**Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional**								**500.000**
	Atividade								**500.000**
2801 **210L**	**Promoção do Desenvolvimento Econômico, Científico, Tecnológico e de Inovação na área de atuação da Suframa**	22 661							**500.000**
2801 210L **0010**	Promoção do Desenvolvimento Econômico, Científico, Tecnológico e de Inovação na área de atuação da Suframa - **Na Região Norte** Iniciativa implementada (unidade): 5								500.000
			F	3-ODC	2	90	0	1052	500.000
Total									**320.295.610**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28904 FUNDO DE GARANTIA PARA PROMOÇÃO DA COMPETITIVIDADE - FGPC

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		72.184	5.014.000	5.014.000	16.800.262	16.800.262
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	72.184	75.186	75.186	79.575	79.575
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	4.814	4.814	425	425
0999	RESERVA DE CONTINGÊNCIA	0	4.934.000	4.934.000	16.720.262	16.720.262
Funcao						
04	ADMINISTRAÇÃO	72.184	75.186	75.186	79.575	79.575
28	ENCARGOS ESPECIAIS	0	4.814	4.814	425	425
99	RESERVA DE CONTINGÊNCIA	0	4.934.000	4.934.000	16.720.262	16.720.262
Subfuncao						
122	ADMINISTRAÇÃO GERAL	72.184	75.186	75.186	79.575	79.575
846	OUTROS ENCARGOS ESPECIAIS	0	4.814	4.814	425	425
999	RESERVA DE CONTINGÊNCIA	0	4.934.000	4.934.000	16.720.262	16.720.262
GND						
3	OUTRAS DESPESAS CORRENTES	72.184	80.000	80.000	80.000	80.000
9	RESERVA DE CONTINGENCIA	0	4.934.000	4.934.000	16.720.262	16.720.262

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**80.000**				**16.720.262**	**16.800.262**
Total	**0**	**0**	**80.000**	**0**	**0**	**0**	**16.720.262**	**16.800.262**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28904 FUNDO DE GARANTIA PARA PROMOÇÃO DA COMPETITIVIDADE - FGPC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**79.575**
	Atividade								**79.575**
0032 **20AP**	**Serviços de Auditoria e Controle**	04 122							**79.575**
0032 20AP **0001**	Serviços de Auditoria e Controle - **Nacional**								79.575
	Auditoria realizada (unidade): 1		F	3-ODC	2	90	0	1050	79.575
0909	**Operações Especiais: Outros Encargos Especiais**								**425**
	Operação Especial								**425**
0909 **0473**	**Honra de Aval decorrente de Garantia do Risco das Operações de Financiamento a Micro, Pequenas e Médias Empresas (Lei nº 9.531, de 1997)**	28 846							**425**
0909 0473 **0001**	Honra de Aval decorrente de Garantia do Risco das Operações de Financiamento a Micro, Pequenas e Médias Empresas (Lei nº 9.531, de 1997) - **Nacional**								425
			F	3-ODC	2	90	0	1050	425
0999	**Reserva de Contingência**								**16.720.262**
	Operação Especial								**16.720.262**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**16.720.262**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								16.720.262
			F	9-RES	0	99	0	1050	16.720.262
Total									**16.800.262**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		20.918.960.187	22.015.306.458	22.869.551.412	25.192.230.829	26.401.566.264
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	15.358.687.161	16.558.382.477	16.599.072.176	19.646.122.917	19.616.409.662
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	183.499.263	175.519.520	210.519.520	199.780.523	199.780.523
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	10.021.193	9.000.000	13.330.521	13.334.000	12.760.515
0999	RESERVA DE CONTINGÊNCIA	0	430.295.461	569.174.059	1.080.627.369	1.198.783.397
5115	PROMOÇÃO DO ACESSO À JUSTIÇA E DA DEFESA DOS DIREITOS	394.548.481	805.319.057	640.007.135	461.311.696	614.371.382
5116	SEGURANÇA PÚBLICA COM CIDADANIA	4.972.204.089	4.036.789.943	4.837.448.001	3.791.054.324	4.759.460.785
Funcao						
04	ADMINISTRAÇÃO	179.757.883	275.071.327	263.698.941	245.003.749	247.948.883
06	SEGURANÇA PÚBLICA	15.228.921.569	15.431.597.380	16.284.521.756	17.629.992.959	18.587.441.005
09	PREVIDÊNCIA SOCIAL	4.914.767.968	4.862.527.984	4.862.527.984	5.601.104.183	5.601.104.183
14	DIREITOS DA CIDADANIA	402.290.774	831.544.786	666.028.631	422.622.046	553.981.758
28	ENCARGOS ESPECIAIS	193.221.992	184.269.520	223.600.041	212.880.523	212.307.038
99	RESERVA DE CONTINGÊNCIA	0	430.295.461	569.174.059	1.080.627.369	1.198.783.397
Subfuncao						
031	AÇÃO LEGISLATIVA	0	1.075.378	1.075.378	2.000.000	1.953.476
122	ADMINISTRAÇÃO GERAL	8.414.088.605	9.429.169.743	9.470.033.762	11.560.859.983	11.531.146.728
125	NORMATIZAÇÃO E FISCALIZAÇÃO	16.800.328	15.271.506	15.465.739	16.314.869	35.709.843
128	FORMAÇÃO DE RECURSOS HUMANOS	56.999.300	110.696.400	65.696.400	22.390.300	22.390.300
131	COMUNICAÇÃO SOCIAL	0	201.000	201.000	33.312.151	33.312.151
181	POLICIAMENTO	4.621.859.397	3.434.879.690	4.477.071.800	3.248.260.152	4.202.039.597
211	RELAÇÕES DIPLOMÁTICAS	832.368	13.852.612	13.678.292	864.000	864.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	4.914.767.968	4.862.527.984	4.862.527.984	5.601.104.183	5.601.104.183
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	541.396.319	606.332.316	606.332.316	588.630.631	588.630.631
421	CUSTÓDIA E REINTEGRAÇÃO SOCIAL	292.050.708	209.474.105	162.722.502	467.575.205	481.602.221
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	377.852.062	1.066.211.921	750.923.317	493.195.494	627.506.730
482	HABITAÇÃO URBANA	656.871	3.900.000	3.900.000	2.000.000	2.000.000
846	OUTROS ENCARGOS ESPECIAIS	1.681.656.262	1.831.418.342	1.870.748.863	2.075.096.492	2.074.523.007
999	RESERVA DE CONTINGÊNCIA	0	430.295.461	569.174.059	1.080.627.369	1.198.783.397
UO						
30101	MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA	1.501.070.491	955.209.138	2.044.042.926	1.065.479.737	1.939.947.285
30107	DEPARTAMENTO DE POLÍCIA RODOVIÁRIA FEDERAL	6.560.381.670	7.029.950.091	7.090.461.783	8.553.174.805	8.612.261.429
30108	DEPARTAMENTO DE POLÍCIA FEDERAL	9.609.933.245	10.043.382.916	10.303.532.449	11.944.295.897	12.079.939.944
30211	CONSELHO ADMINISTRATIVO DE DEFESA ECONÔMICA - CADE	57.208.398	67.741.990	67.063.753	71.000.887	70.781.101
30212	AGÊNCIA NACIONAL DE PROTEÇÃO DE DADOS - ANPD	20.819.338	19.031.333	18.325.566	24.428.296	43.323.270
30905	FUNDO DE DEFESA DE DIREITOS DIFUSOS	109.865.173	685.584.152	616.878.261	646.463.948	646.464.948
30907	FUNDO PENITENCIÁRIO NACIONAL	420.067.140	416.085.459	319.639.166	607.261.638	607.261.638
30911	FUNDO NACIONAL DE SEGURANÇA PÚBLICA	2.587.303.626	2.536.985.874	2.146.462.003	1.989.081.312	2.107.237.340
30912	FUNDO NACIONAL ANTIDROGAS	52.311.107	261.335.505	263.145.505	291.044.309	294.349.309
GND						
1	PESSOAL E ENCARGOS SOCIAIS	13.472.995.360	14.490.814.441	14.490.814.441	17.467.628.796	17.467.628.796
3	OUTRAS DESPESAS CORRENTES	4.800.329.145	4.997.891.476	5.282.695.086	5.083.222.046	5.144.556.085
4	INVESTIMENTOS	2.645.635.682	2.096.305.080	2.526.867.826	1.560.752.618	2.590.597.986
9	RESERVA DE CONTINGENCIA	0	430.295.461	569.174.059	1.080.627.369	1.198.783.397

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**11.834.473.333**		**1.932.306.453**	**1.091.649.733**				**14.858.429.519**
1001	**2.022.264.668**							**2.022.264.668**
1003			**60.305.730**	**34.639.140**				**94.944.870**
1019			**636.069.753**	**108.944.766**				**745.014.519**
1025			**24.662.147**					**24.662.147**
1050	**18.792.805**		**264.997.016**	**52.230.846**				**336.020.667**
1052	**13.258.475**		**130.656.534**	**163.360.185**				**307.275.194**
1056	**3.578.839.515**							**3.578.839.515**
1083			**81.637.350**	**38.362.650**			**526.463.948**	**646.463.948**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1096			51.058.170					51.058.170
1121			804.247.331	229.716.635				1.033.963.966
1144			732.947.832	134.772.168			554.163.421	1.421.883.421
1251			346.786.760	637.631.083				984.417.843
9019			9.377.463					9.377.463
9052			69.503.546				48.652.482	118.156.028
9251				99.290.780			69.503.546	168.794.326
Total	17.467.628.796	0	5.144.556.085	2.590.597.986	0	0	1.198.783.397	26.401.566.264

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.501.070.491	955.209.138	2.044.042.926	1.065.479.737	1.939.947.285
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	763.656.307	939.333.404	929.947.189	1.047.790.069	1.031.840.229
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	42.257	71.329	71.329	79.895	79.895
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	298.464	250.000	250.000	234.000	234.000
0999	RESERVA DE CONTINGÊNCIA	0	1.579.027	1.579.027	0	0
5115	PROMOÇÃO DO ACESSO À JUSTIÇA E DA DEFESA DOS DIREITOS	175.104.588	11.167.642	53.014.213	16.397.106	147.475.604
5116	SEGURANÇA PÚBLICA COM CIDADANIA	561.968.875	2.807.736	1.059.181.168	978.667	760.317.557
Funcao						
04	ADMINISTRAÇÃO	158.938.545	193.301.697	183.915.482	220.603.695	204.653.855
06	SEGURANÇA PÚBLICA	979.827.678	553.038.567	1.608.511.999	595.133.675	1.353.972.565
09	PREVIDÊNCIA SOCIAL	126.142.282	128.098.433	128.098.433	145.171.971	145.171.971
14	DIREITOS DA CIDADANIA	236.119.728	79.120.085	121.866.656	104.490.501	236.068.999
28	ENCARGOS ESPECIAIS	42.257	71.329	71.329	79.895	79.895
99	RESERVA DE CONTINGÊNCIA	0	1.579.027	1.579.027	0	0
Subfuncao						
031	AÇÃO LEGISLATIVA	0	1.075.378	1.075.378	2.000.000	1.953.476
122	ADMINISTRAÇÃO GERAL	534.901.125	679.960.386	670.574.171	765.387.778	749.437.938
125	NORMATIZAÇÃO E FISCALIZAÇÃO	637.813	657.736	1.557.736	828.667	1.328.667
128	FORMAÇÃO DE RECURSOS HUMANOS	0	0	0	50.000	50.000
131	COMUNICAÇÃO SOCIAL	0	1.000	1.000	1.000	1.000
181	POLICIAMENTO	556.181.062	100.000	1.039.643.459	50.000	744.761.874
211	RELAÇÕES DIPLOMÁTICAS	387.405	350.000	350.000	334.000	334.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	126.142.282	128.098.433	128.098.433	145.171.971	145.171.971
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	42.534.036	64.229.878	64.229.878	50.199.592	50.199.592
421	CUSTÓDIA E REINTEGRAÇÃO SOCIAL	5.150.000	50.000	16.058.903	50.000	14.077.016
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	175.015.647	11.992.264	53.759.905	14.297.106	145.522.128
846	OUTROS ENCARGOS ESPECIAIS	60.121.120	67.115.036	67.115.036	87.109.623	87.109.623
999	RESERVA DE CONTINGÊNCIA	0	1.579.027	1.579.027	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	562.183.725	681.813.829	681.813.829	777.016.195	777.016.195
3	OUTRAS DESPESAS CORRENTES	304.437.548	268.496.280	592.864.564	272.514.033	313.058.276
4	INVESTIMENTOS	634.449.218	3.320.002	767.785.506	15.949.509	849.872.814
9	RESERVA DE CONTINGENCIA	0	1.579.027	1.579.027	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**631.844.224**		**308.802.033**	**849.562.814**				**1.790.209.071**
1052			**4.256.243**	**310.000**				**4.566.243**
1056	**145.171.971**							**145.171.971**
Total	**777.016.195**	**0**	**313.058.276**	**849.872.814**	**0**	**0**	**0**	**1.939.947.285**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.031.840.229**
	Atividade								**799.638.530**
0032 **2000**	**Administração da Unidade**	04 122							**202.800.379**
0032 2000 **0001**	Administração da Unidade - **Nacional**								202.800.379
			F	3-ODC	2	90	0	1000	185.794.242
			F	3-ODC	2	91	0	1000	2.907.214
			F	4-INV	2	90	0	1000	14.098.923
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**10.102.077**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								10.102.077
			F	3-ODC	1	90	0	1000	10.102.077
0032 **20TP**	**Ativos Civis da União**	06 122							**544.784.083**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								544.784.083
			F	1-PES	1	90	0	1000	544.784.083
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**40.097.515**
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								59.856
			F	3-ODC	1	90	0	1000	59.856
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								40.037.659
			F	3-ODC	1	90	0	1000	40.037.659
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**1.853.476**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.853.476
	Agente público beneficiado (unidade): 100		F	3-ODC	2	90	0	1000	1.853.476
0032 **4641**	**Publicidade de Utilidade Pública**	14 131							**1.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.000
			F	3-ODC	2	90	0	1000	1.000
	Operação Especial								**232.201.699**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**145.171.971**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								145.171.971
			S	1-PES	1	90	0	1056	145.171.971
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**87.029.728**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								87.029.728
			F	1-PES	0	91	0	1000	87.029.728
0909	**Operações Especiais: Outros Encargos Especiais**								**79.895**
	Operação Especial								**79.895**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**17.413**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								17.413
			F	1-PES	1	90	0	1000	17.413
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**49.482**
0909 0536 **0053**	Benefícios de Legislação Especial - **No Distrito Federal**								49.482
			S	3-ODC	1	90	0	1000	49.482
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**234.000**
	Operação Especial								**234.000**
0910 **00U4**	**Contribuição Voluntária para o Programa Ibero-Americano de Acesso à Justiça (PIAJ)**	14 211							**234.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00U4 **0002**	Contribuição Voluntária para o Programa Ibero-Americano de Acesso à Justiça (PIAJ) - **Exterior**								234.000
	Recurso repassado (%): 100		F	3-ODC	2	80	0	1000	234.000
5115	**Promoção do Acesso à Justiça e da Defesa dos Direitos**								**147.475.604**
	Atividade								**147.375.604**
5115 **20I7**	**Promoção da Política Nacional de Justiça**	14 422							**6.571.333**
5115 20I7 **0001**	Promoção da Política Nacional de Justiça - **Nacional**								4.171.333
	Política implementada (% de execução): 100		F	3-ODC	2	90	0	1052	3.861.333
			F	4-INV	2	90	0	1052	310.000
5115 20I7 **0026**	Promoção da Política Nacional de Justiça - **No Estado de Pernambuco**								1.600.000
	Política implementada (% de execução): 4		F	3-ODC	6	50	0	1000	800.000
			F	4-INV	6	30	0	1000	200.000
			F	4-INV	6	50	0	1000	400.000
			F	4-INV	6	99	0	1000	200.000
5115 20I7 **0028**	Promoção da Política Nacional de Justiça - **No Estado de Sergipe**								500.000
	Política implementada (% de execução): 1		F	4-INV	6	99	0	1000	500.000
5115 20I7 **0031**	Promoção da Política Nacional de Justiça - **No Estado de Minas Gerais**								100.000
	Política implementada (% de execução): 10		F	4-INV	6	99	0	1000	100.000
5115 20I7 **0035**	Promoção da Política Nacional de Justiça - **No Estado de São Paulo**								200.000
	Política implementada (% de execução): 1		F	3-ODC	6	99	0	1000	200.000
5115 **21F0**	**Democratização do Acesso à Justiça e à Cidadania**	14 422							**53.050.001**
5115 21F0 **0001**	Democratização do Acesso à Justiça e à Cidadania - **Nacional**								16.150.000
	Política implementada (% de execução): 100		F	3-ODC	2	90	0	1000	7.979.000
			F	3-ODC	6	50	0	1000	100.000
			F	3-ODC	6	99	0	1000	3.000.000
			F	4-INV	2	90	0	1000	5.071.000
5115 21F0 **0016**	Democratização do Acesso à Justiça e à Cidadania - **No Estado do Amapá**								2.170.000
	Política implementada (% de execução): 32		F	4-INV	6	30	0	1000	1.870.000
			F	4-INV	6	99	0	1000	300.000
5115 21F0 **0023**	Democratização do Acesso à Justiça e à Cidadania - **No Estado do Ceará**								400.000
	Política implementada (% de execução): 2		F	3-ODC	6	30	0	1000	200.000
			F	3-ODC	6	50	0	1000	200.000
5115 21F0 **0029**	Democratização do Acesso à Justiça e à Cidadania - **No Estado da Bahia**								10.900.000
	Política implementada (% de execução): 72		F	4-INV	6	30	0	1000	8.400.000
			F	4-INV	6	90	0	1000	400.000
			F	4-INV	6	99	0	1000	2.100.000
5115 21F0 **0031**	Democratização do Acesso à Justiça e à Cidadania - **No Estado de Minas Gerais**								100.000
	Política implementada (% de execução): 10		F	4-INV	6	99	0	1000	100.000
5115 21F0 **0033**	Democratização do Acesso à Justiça e à Cidadania - **No Estado do Rio de Janeiro**								550.000
	Política implementada (% de execução): 1		F	3-ODC	6	90	0	1000	550.000
5115 21F0 **0035**	Democratização do Acesso à Justiça e à Cidadania - **No Estado de São Paulo**								1.200.000
	Política implementada (% de execução): 1		F	3-ODC	6	99	0	1000	1.200.000
5115 21F0 **0041**	Democratização do Acesso à Justiça e à Cidadania - **No Estado do Paraná**								8.280.001
	Política implementada (% de execução): 36		F	4-INV	6	99	0	1000	8.280.001
5115 21F0 **0043**	Democratização do Acesso à Justiça e à Cidadania - **No Estado do Rio Grande do Sul**								2.500.000
	Política implementada (% de execução): 8		F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	90	0	1000	500.000
			F	4-INV	6	99	0	1000	1.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5115 21F0 **0052**	Democratização do Acesso à Justiça e à Cidadania - **No Estado de Goiás**								600.000
	Política implementada (% de execução): 6		F	3-ODC	6	99	0	1000	600.000
5115 21F0 **1262**	Democratização do Acesso à Justiça e à Cidadania - **No Município de Natal - RN**								9.900.000
	Política implementada (% de execução): 100		F	4-INV	7	30	0	1000	9.900.000
5115 21F0 **4286**	Democratização do Acesso à Justiça e à Cidadania - **No Município de Pontal do Paraná - PR**								300.000
	Política implementada (% de execução): 100		F	4-INV	6	90	0	1000	300.000
5115 **21HU**	**Promoção e Proteção de Direitos em Ambiente Digital**	14 422							**2.070.282**
5115 21HU **0001**	Promoção e Proteção de Direitos em Ambiente Digital - **Nacional**								2.070.282
	Iniciativa implementada (% de execução): 100		F	3-ODC	2	80	0	1000	1.482.782
			F	3-ODC	2	90	0	1000	587.500
5115 **2334**	**Proteção e Defesa do Consumidor**	14 422							**10.032.541**
5115 2334 **0001**	Proteção e Defesa do Consumidor - **Nacional**								4.032.541
	Iniciativa implementada (% de execução): 100		F	3-ODC	2	90	0	1000	3.432.541
			F	4-INV	2	90	0	1000	600.000
5115 2334 **0035**	Proteção e Defesa do Consumidor - **No Estado de São Paulo**								6.000.000
	Iniciativa implementada (% de execução): 100		F	4-INV	6	99	0	1000	6.000.000
5115 **2733**	**Qualificação e Democratização do Processo de Elaboração Normativa**	14 031							**1.953.476**
5115 2733 **0001**	Qualificação e Democratização do Processo de Elaboração Normativa - **Nacional**								1.953.476
	Documento produzido (unidade): 5		F	3-ODC	2	90	0	1000	1.853.476
			F	4-INV	2	90	0	1000	100.000
5115 **2F07**	**Antes que Aconteça - Apoio e Estruturação de Políticas para Mulheres**	14 422							**73.697.971**
5115 2F07 **0001**	Antes que Aconteça - Apoio e Estruturação de Políticas para Mulheres - **Nacional**								67.697.971
	Política implementada (% de execução): 100		F	3-ODC	2	90	0	1000	32.243.971
			F	4-INV	2	90	0	1000	34.454.000
			F	4-INV	6	99	0	1000	1.000.000
5115 2F07 **0025**	Antes que Aconteça - Apoio e Estruturação de Políticas para Mulheres - **No Estado da Paraíba**								6.000.000
	Política implementada (% de execução): 100		F	3-ODC	6	99	0	1000	1.800.000
			F	4-INV	6	99	0	1000	4.200.000
	Operação Especial								**100.000**
5115 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	14 211							**100.000**
5115 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								100.000
			F	3-ODC	2	80	0	1000	100.000
5116	**Segurança Pública com Cidadania**								**760.317.557**
	Atividade								**760.167.557**
5116 **21BM**	**Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade**	06 181							**744.661.874**
5116 21BM **0001**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Nacional**								104.580.102
	Ação apoiada (unidade): 1.166		F	3-ODC	2	30	0	1000	1.000.000
			F	3-ODC	2	90	0	1000	2.650.000
			F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	2	30	0	1000	33.132.727
			F	4-INV	2	90	0	1000	28.400.000
			F	4-INV	6	90	0	1000	2.583.000
			F	4-INV	6	99	0	1000	9.722.001
			F	4-INV	7	30	0	1000	26.092.374
5116 21BM **0011**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Rondônia**								6.321.156
	Ação apoiada (unidade): 3		F	4-INV	6	90	0	1000	6.321.156

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116 21BM **0012**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Acre** Ação apoiada (unidade): 1								32.296.187
			F	4-INV	7	30	0	1000	32.296.187
5116 21BM **0015**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Pará** Ação apoiada (unidade): 2								816.000
			F	4-INV	6	90	0	1000	816.000
5116 21BM **0016**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Amapá** Ação apoiada (unidade): 6								7.100.000
			F	3-ODC	6	99	0	1000	100.000
			F	4-INV	7	30	0	1000	7.000.000
5116 21BM **0021**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Maranhão** Ação apoiada (unidade): 13								9.568.000
			F	4-INV	6	90	0	1000	1.568.000
			F	4-INV	7	90	0	1000	8.000.000
5116 21BM **0022**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Piauí** Ação apoiada (unidade): 1.030								700.000
			F	4-INV	6	90	0	1000	500.000
			F	4-INV	6	99	0	1000	200.000
5116 21BM **0023**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Ceará** Ação apoiada (unidade): 21								14.760.806
			F	4-INV	6	99	0	1000	10.515.000
			F	4-INV	7	90	0	1000	4.245.806
5116 21BM **0024**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Rio Grande do Norte** Ação apoiada (unidade): 12								23.200.022
			F	4-INV	6	90	0	1000	1.000.000
			F	4-INV	7	90	0	1000	22.200.022
5116 21BM **0025**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado da Paraíba** Ação apoiada (unidade): 1								5.587.000
			F	4-INV	7	90	0	1000	5.587.000
5116 21BM **0026**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Pernambuco** Ação apoiada (unidade): 12								2.208.880
			F	4-INV	6	30	0	1000	600.000
			F	4-INV	6	99	0	1000	1.608.880
5116 21BM **0027**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Alagoas** Ação apoiada (unidade): 13								4.143.360
			F	4-INV	6	30	0	1000	3.000.000
			F	4-INV	6	90	0	1000	1.143.360
5116 21BM **0028**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Sergipe** Ação apoiada (unidade): 20								18.596.187
			F	4-INV	7	30	0	1000	18.596.187
5116 21BM **0029**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado da Bahia** Ação apoiada (unidade): 46								20.228.383
			F	4-INV	6	40	0	1000	100
			F	4-INV	6	90	0	1000	2.720.000
			F	4-INV	6	99	0	1000	2.008.283
			F	4-INV	7	90	0	1000	15.500.000
5116 21BM **0031**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Minas Gerais** Ação apoiada (unidade): 66								30.256.050
			F	4-INV	6	99	0	1000	3.325.001
			F	4-INV	7	90	0	1000	26.931.049
5116 21BM **0032**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Espírito Santo** Ação apoiada (unidade): 16								5.800.000
			F	4-INV	6	40	0	1000	3.000.000
			F	4-INV	6	99	0	1000	2.800.000
5116 21BM **0033**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Rio de Janeiro** Ação apoiada (unidade): 10								45.881.566
			F	3-ODC	6	30	0	1000	200.000
			F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	6	30	0	1000	26.793.000
			F	4-INV	6	90	0	1000	7.188.566
			F	4-INV	6	99	0	1000	10.700.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116 21BM **0035**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de São Paulo** Ação apoiada (unidade): 232								227.326.431
			F	3-ODC	6	99	0	1000	1.400.000
			F	4-INV	6	30	0	1000	650.000
			F	4-INV	6	40	0	1000	1.000.000
			F	4-INV	6	90	0	1000	5.700.000
			F	4-INV	6	99	0	1000	10.697.399
			F	4-INV	7	90	0	1000	207.879.032
5116 21BM **0041**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Paraná** Ação apoiada (unidade): 23								11.205.001
			F	4-INV	6	90	0	1000	1.720.000
			F	4-INV	6	99	0	1000	9.485.001
5116 21BM **0042**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Santa Catarina** Ação apoiada (unidade): 2								4.607.000
			F	4-INV	6	30	0	1000	800.000
			F	4-INV	6	99	0	1000	3.807.000
5116 21BM **0043**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado do Rio Grande do Sul** Ação apoiada (unidade): 128								33.654.604
			F	4-INV	6	90	0	1000	1.000.000
			F	4-INV	6	99	0	1000	820.101
			F	4-INV	7	30	0	1000	31.834.503
5116 21BM **0051**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Mato Grosso** Ação apoiada (unidade): 2								800.000
			F	4-INV	6	90	0	1000	800.000
5116 21BM **0052**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Goiás** Ação apoiada (unidade): 180								24.943.951
			F	3-ODC	6	99	0	1000	2.000.000
			F	4-INV	6	99	0	1000	2.000.000
			F	4-INV	7	30	0	1000	20.943.951
5116 21BM **0053**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Distrito Federal** Ação apoiada (unidade): 31								41.500.000
			F	4-INV	6	99	0	1000	9.500.000
			F	4-INV	7	90	0	1000	32.000.000
5116 21BM **0054**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Estado de Mato Grosso do Sul** Ação apoiada (unidade): 2								1.000.000
			F	4-INV	6	99	0	1000	1.000.000
5116 21BM **3341**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **No Município do Rio de Janeiro - RJ** Ação apoiada (unidade): 1								500.000
			F	4-INV	6	30	0	1000	500.000
5116 21BM **7005**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Aquisição de Equipamento e Material Permanente - No Estado do Rio de Janeiro** Ação apoiada (unidade): 5								39.770.000
			F	4-INV	7	90	0	1000	39.770.000
5116 21BM **7144**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Aquisição de Equipamentos - No Estado de Santa Catarina** Ação apoiada (unidade): 1								25.651.188
			F	4-INV	7	90	0	1000	25.651.188
5116 21BM **7157**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Polícia Civil - No Estado da Bahia** Ação apoiada (unidade): 1								300.000
			F	4-INV	6	90	0	1000	300.000
5116 21BM **7158**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **UTI MÓVEL - Corpo de Bombeiros Militar - 7º BBM - No Estado de Alagoas** Ação apoiada (unidade): 1								560.000
			F	4-INV	6	90	0	1000	560.000
5116 21BM **7159**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Policia Civil - No Estado do Rio de Janeiro** Ação apoiada (unidade): 1								200.000
			F	3-ODC	6	99	0	1000	200.000
5116 21BM **7161**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Corpo de Bombeiros de Sorocaba - No Estado de São Paulo** Ação apoiada (unidade): 10								300.000
			F	4-INV	6	30	0	1000	300.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30101 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116 21BM **7162**	Desenvolvimento de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Polícia Militar do Estado de São Paulo - Batalhão de Sorocaba - No Estado de São Paulo**								300.000
	Ação apoiada (unidade): 1		F	4-INV	6	30	0	1000	300.000
5116 **21BN**	**Gestão da Política de Combate à Corrupção e à Lavagem de Dinheiro**	14 125							**1.328.667**
5116 21BN **0001**	Gestão da Política de Combate à Corrupção e à Lavagem de Dinheiro - **Nacional**								828.667
	Política implementada (% de execução): 100		F	3-ODC	2	90	0	1000	433.757
			F	3-ODC	2	90	0	1052	394.910
5116 21BN **0054**	Gestão da Política de Combate à Corrupção e à Lavagem de Dinheiro - **No Estado de Mato Grosso do Sul**								500.000
	Política implementada (% de execução): 100		F	4-INV	6	99	0	1000	500.000
5116 **21EO**	**Apoio ao Sistema Penitenciário Nacional**	06 421							**14.077.016**
5116 21EO **0001**	Apoio ao Sistema Penitenciário Nacional - **Nacional**								7.150.000
	Ente apoiado (unidade): 27		F	3-ODC	2	90	0	1000	300.000
			F	4-INV	2	90	0	1000	6.850.000
5116 21EO **0026**	Apoio ao Sistema Penitenciário Nacional - **No Estado de Pernambuco**								700.000
	Ente apoiado (unidade): 4		F	3-ODC	6	50	0	1000	500.000
			F	4-INV	6	99	0	1000	200.000
5116 21EO **0031**	Apoio ao Sistema Penitenciário Nacional - **No Estado de Minas Gerais**								3.027.016
	Ente apoiado (unidade): 2		F	4-INV	6	50	0	1000	200.000
			F	4-INV	7	30	0	1000	2.827.016
5116 21EO **0033**	Apoio ao Sistema Penitenciário Nacional - **No Estado do Rio de Janeiro**								2.000.000
	Ente apoiado (unidade): 111		F	4-INV	6	99	0	1000	2.000.000
5116 21EO **0041**	Apoio ao Sistema Penitenciário Nacional - **No Estado do Paraná**								450.000
	Ente apoiado (unidade): 10		F	4-INV	6	99	0	1000	450.000
5116 21EO **0043**	Apoio ao Sistema Penitenciário Nacional - **No Estado do Rio Grande do Sul**								250.000
	Ente apoiado (unidade): 2		F	4-INV	6	99	0	1000	250.000
5116 21EO **0051**	Apoio ao Sistema Penitenciário Nacional - **No Estado de Mato Grosso**								500.000
	Ente apoiado (unidade): 1		F	4-INV	6	90	0	1000	500.000
5116 **2B00**	**Atuação da Força Nacional de Segurança Pública**	06 181							**100.000**
5116 2B00 **0001**	Atuação da Força Nacional de Segurança Pública - **Nacional**								100.000
	Servidor aprestado (unidade): 30		F	3-ODC	2	90	0	1000	100.000
	Operação Especial								**150.000**
5116 **00V0**	**Implantação de Centros Comunitários pela Vida - CONVIVE**	06 422							**100.000**
5116 00V0 **0001**	Implantação de Centros Comunitários pela Vida - CONVIVE - **Nacional**								100.000
	Centro implementado (% de execução): 12		F	4-INV	2	90	0	1000	100.000
5116 **00XM**	**Concessão de Bolsa-Formação no âmbito do Programa Nacional de Segurança Pública com Cidadania - PRONASCI**	06 128							**50.000**
5116 00XM **0001**	Concessão de Bolsa-Formação no âmbito do Programa Nacional de Segurança Pública com Cidadania - PRONASCI - **Nacional**								50.000
	Bolsa concedida (unidade): 56		F	3-ODC	2	90	0	1000	50.000
Total									**1.939.947.285**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30107 DEPARTAMENTO DE POLÍCIA RODOVIÁRIA FEDERAL

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		6.560.381.670	7.029.950.091	7.090.461.783	8.553.174.805	8.612.261.429
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	5.721.931.894	6.150.051.504	6.149.558.186	7.363.835.053	7.363.835.053
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	88.586.078	84.030.468	84.030.468	76.587.572	76.587.572
0999	RESERVA DE CONTINGÊNCIA	0	210.380.929	210.380.929	554.163.421	554.163.421
5116	SEGURANÇA PÚBLICA COM CIDADANIA	749.863.698	585.487.190	646.492.200	558.588.759	617.675.383
Funcao						
04	ADMINISTRAÇÃO	0	20.619.990	20.126.672	0	0
06	SEGURANÇA PÚBLICA	4.431.684.445	4.689.767.027	4.750.772.037	5.586.626.984	5.645.713.608
09	PREVIDÊNCIA SOCIAL	2.040.111.147	2.025.151.677	2.025.151.677	2.335.796.828	2.335.796.828
28	ENCARGOS ESPECIAIS	88.586.078	84.030.468	84.030.468	76.587.572	76.587.572
99	RESERVA DE CONTINGÊNCIA	0	210.380.929	210.380.929	554.163.421	554.163.421
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.887.552.643	3.226.056.018	3.225.562.700	4.051.280.679	4.051.280.679
131	COMUNICAÇÃO SOCIAL	0	200.000	200.000	100.004	100.004
181	POLICIAMENTO	749.863.698	585.487.190	646.492.200	558.588.759	617.675.383
211	RELAÇÕES DIPLOMÁTICAS	0	2.907.650	2.907.650	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.040.111.147	2.025.151.677	2.025.151.677	2.335.796.828	2.335.796.828
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	224.520.647	258.327.888	258.327.888	250.231.838	250.231.838
846	OUTROS ENCARGOS ESPECIAIS	658.333.535	721.438.739	721.438.739	803.013.276	803.013.276
999	RESERVA DE CONTINGÊNCIA	0	210.380.929	210.380.929	554.163.421	554.163.421
GND						
1	PESSOAL E ENCARGOS SOCIAIS	5.249.836.184	5.625.246.254	5.625.246.254	6.835.688.581	6.835.688.581
3	OUTRAS DESPESAS CORRENTES	1.006.534.563	1.002.562.013	1.002.733.695	1.025.550.635	1.025.850.635
4	INVESTIMENTOS	304.010.923	191.760.895	252.100.905	137.772.168	196.558.792
9	RESERVA DE CONTINGENCIA	0	210.380.929	210.380.929	554.163.421	554.163.421

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**4.479.564.489**		**292.902.803**	**58.786.624**				**4.831.253.916**
1001	**931.733.714**							**931.733.714**
1050	**7.068.789**			**3.000.000**				**10.068.789**
1052	**13.258.475**							**13.258.475**
1056	**1.404.063.114**							**1.404.063.114**
1144			**732.947.832**	**134.772.168**			**554.163.421**	**1.421.883.421**
Total	**6.835.688.581**	**0**	**1.025.850.635**	**196.558.792**	**0**	**0**	**554.163.421**	**8.612.261.429**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30107 DEPARTAMENTO DE POLÍCIA RODOVIÁRIA FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**7.363.835.053**
	Atividade								**4.301.612.521**
0032 **2000**	**Administração da Unidade**	06 122							**277.208.837**
0032 2000 **0001**	Administração da Unidade - **Nacional**								277.208.837
			F	3-ODC	2	90	0	1144	259.418.565
			F	4-INV	2	90	0	1050	3.000.000
			F	4-INV	2	90	0	1144	14.790.272
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**63.307.376**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								63.307.376
			F	3-ODC	1	90	0	1000	63.307.376
0032 **20TP**	**Ativos Civis da União**	06 122							**3.772.775.226**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								3.772.775.226
			F	1-PES	1	90	0	1000	3.752.447.962
			F	1-PES	1	90	0	1050	7.068.789
			F	1-PES	1	90	0	1052	13.258.475
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**186.924.462**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								186.400.806
			F	3-ODC	1	90	0	1000	186.400.806
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								523.656
			F	3-ODC	1	90	0	1000	523.656
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	06 122							**662.400**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								662.400
	Agente público beneficiado (unidade): 20		F	3-ODC	2	90	0	1144	662.400
0032 **21EP**	**Retribuição no Exterior**	06 122							**634.216**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								634.216
			F	1-PES	1	90	0	1000	634.216
0032 **4641**	**Publicidade de Utilidade Pública**	06 131							**100.004**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								100.004
			F	3-ODC	2	90	0	1144	100.004
	Operação Especial								**3.062.222.532**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.335.796.828**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								2.335.796.828
			S	1-PES	1	90	0	1001	931.733.714
			S	1-PES	1	90	0	1056	1.404.063.114
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	06 846							**726.425.704**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								726.425.704
			F	1-PES	0	91	0	1000	726.425.704
0909	**Operações Especiais: Outros Encargos Especiais**								**76.587.572**
	Operação Especial								**76.587.572**
0909 **00OM**	**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**41.108.487**
0909 00OM **0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								41.108.487
			F	3-ODC	1	90	0	1000	41.108.487
0909 **00QV**	**Indenização Pela Flexibilização Voluntária do Repouso Remunerado**	28 846							**34.160.000**
0909 00QV **0001**	Indenização Pela Flexibilização Voluntária do Repouso Remunerado - **Nacional**								34.160.000
	Indenização paga (unidade): 37.956		F	3-ODC	2	90	0	1144	34.160.000
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**43.607**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30107 DEPARTAMENTO DE POLÍCIA RODOVIÁRIA FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								43.607
			F	1-PES	1	90	0	1000	43.607
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**1.262.478**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								1.262.478
			S	3-ODC	1	90	0	1000	1.262.478
0999	**Reserva de Contingência**								**554.163.421**
	Operação Especial								**554.163.421**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**554.163.421**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								554.163.421
			F	9-RES	0	99	0	1144	554.163.421
5116	**Segurança Pública com Cidadania**								**617.675.383**
	Atividade								**532.238.680**
5116 **2723**	**Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção**	06 181							**532.238.680**
5116 2723 **0001**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **Nacional** Comando operacional realizado (unidade): 285.000								505.612.578
			F	3-ODC	2	90	0	1000	300.000
			F	3-ODC	2	90	0	1144	438.606.863
			F	4-INV	2	90	0	1144	50.895.215
			F	4-INV	6	90	0	1000	11.510.000
			F	4-INV	6	99	0	1000	4.300.500
5116 2723 **0011**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Rondônia** Comando operacional realizado (unidade): 1								200.000
			F	4-INV	6	90	0	1000	200.000
5116 2723 **0012**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Acre** Comando operacional realizado (unidade): 1								350.000
			F	4-INV	6	90	0	1000	350.000
5116 2723 **0016**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Amapá** Comando operacional realizado (unidade): 1								300.000
			F	4-INV	6	90	0	1000	300.000
5116 2723 **0017**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Tocantins** Comando operacional realizado (unidade): 35								1.000.000
			F	4-INV	6	90	0	1000	1.000.000
5116 2723 **0021**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Maranhão** Comando operacional realizado (unidade): 1								350.000
			F	4-INV	6	99	0	1000	350.000
5116 2723 **0024**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Rio Grande do Norte** Comando operacional realizado (unidade): 1								400.000
			F	4-INV	6	90	0	1000	400.000
5116 2723 **0025**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado da Paraíba** Comando operacional realizado (unidade): 1								200.000
			F	4-INV	6	90	0	1000	200.000
5116 2723 **0026**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Pernambuco** Comando operacional realizado (unidade): 7								2.440.000
			F	4-INV	6	90	0	1000	2.090.000
			F	4-INV	6	99	0	1000	350.000
5116 2723 **0027**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Alagoas** Comando operacional realizado (unidade): 11								350.001
			F	4-INV	6	90	0	1000	350.000
			F	4-INV	6	99	0	1000	1
5116 2723 **0029**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado da Bahia** Comando operacional realizado (unidade): 9								900.000
			F	4-INV	6	90	0	1000	300.000
			F	4-INV	6	99	0	1000	600.000
5116 2723 **0031**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Minas Gerais** Comando operacional realizado (unidade): 10								100.000
			F	4-INV	6	99	0	1000	100.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30107 DEPARTAMENTO DE POLÍCIA RODOVIÁRIA FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116 2723 **0032**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Espírito Santo** Comando operacional realizado (unidade): 1								570.000
			F	4-INV	6	90	0	1000	570.000
5116 2723 **0033**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Rio de Janeiro** Comando operacional realizado (unidade): 12								1.525.000
			F	4-INV	6	90	0	1000	725.000
			F	4-INV	6	99	0	1000	800.000
5116 2723 **0035**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de São Paulo** Comando operacional realizado (unidade): 41								2.400.000
			F	4-INV	6	99	0	1000	2.400.000
5116 2723 **0040**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **Na Região Sul** Comando operacional realizado (unidade): 20								200.000
			F	4-INV	6	90	0	1000	200.000
5116 2723 **0041**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Paraná** Comando operacional realizado (unidade): 11								4.181.000
			F	4-INV	6	90	0	1000	1.421.000
			F	4-INV	6	99	0	1000	2.760.000
5116 2723 **0042**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Santa Catarina** Comando operacional realizado (unidade): 1								360.000
			F	4-INV	6	90	0	1000	360.000
5116 2723 **0043**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado do Rio Grande do Sul** Comando operacional realizado (unidade): 18								1.450.100
			F	4-INV	6	90	0	1000	1.450.000
			F	4-INV	6	99	0	1000	100
5116 2723 **0051**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Mato Grosso** Comando operacional realizado (unidade): 3								1.000.000
			F	4-INV	6	90	0	1000	1.000.000
5116 2723 **0052**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Estado de Goiás** Comando operacional realizado (unidade): 0								1
			F	4-INV	6	90	0	1000	1
5116 2723 **0053**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **No Distrito Federal** Comando operacional realizado (unidade): 11								1.400.000
			F	4-INV	6	90	0	1000	350.000
			F	4-INV	6	99	0	1000	1.050.000
5116 2723 **7008**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **Aquisição de viaturas operacionais - No Estado de Mato Grosso** Comando operacional realizado (unidade): 3								500.000
			F	4-INV	6	90	0	1000	500.000
5116 2723 **7009**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **Aquisição de Viatura com Proteção Balística para PRF/PE - No Estado de Pernambuco** Comando operacional realizado (unidade): 1								350.000
			F	4-INV	6	90	0	1000	350.000
5116 2723 **7010**	Policiamento, Fiscalização, Enfrentamento à Criminalidade e Corrupção - **Aquisição de Equipamento e Material Permanente - No Estado do Rio de Janeiro** Comando operacional realizado (unidade): 10								6.100.000
			F	4-INV	7	90	0	1000	6.100.000
	Projeto								**85.436.703**
5116 **154T**	**Construção e Ampliação de Unidades Operacionais e Administrativas da PRF**	06 181							**78.168.217**
5116 154T **0001**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **Nacional** Obra concluída (% de execução): 84								54.638.195
			F	4-INV	2	90	0	1144	49.918.195
			F	4-INV	6	90	0	1000	4.370.000
			F	4-INV	6	99	0	1000	350.000
5116 154T **0016**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Estado do Amapá** Obra concluída (% de execução): 1								500.000
			F	4-INV	2	90	0	1144	500.000
5116 154T **0021**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Estado do Maranhão** Obra concluída (% de execução): 4								1.000.000
			F	4-INV	2	90	0	1144	1.000.000
5116 154T **0024**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Estado do Rio Grande do Norte** Obra concluída (% de execução): 3								1.000.022
			F	4-INV	6	90	0	1000	1.000.022
5116 154T **0053**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Distrito Federal** Obra concluída (% de execução): 17								5.000.000
			F	4-INV	2	90	0	1144	5.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30107 DEPARTAMENTO DE POLÍCIA RODOVIÁRIA FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116 154T **1261**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Município de Mossoró - RN**								3.000.000
	Obra concluída (% de execução): 50		F	4-INV	2	90	0	1144	3.000.000
5116 154T **1695**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Município de Recife - PE**								500.000
	Obra concluída (% de execução): 7		F	4-INV	2	90	0	1144	500.000
5116 154T **1701**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Município de Salgueiro - PE**								500.000
	Obra concluída (% de execução): 50		F	4-INV	2	90	0	1144	500.000
5116 154T **2903**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Município de Patos de Minas - MG**								900.000
	Obra concluída (% de execução): 56		F	4-INV	2	90	0	1144	900.000
5116 154T **3290**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **No Município de Campos dos Goytacazes - RJ**								500.000
	Obra concluída (% de execução): 93		F	4-INV	2	90	0	1144	500.000
5116 154T **7027**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **Superintendência Regional da PRF em Goiás - No Estado de Goiás**								6.600.000
	Obra concluída (% de execução): 5		F	4-INV	7	90	0	1000	6.600.000
5116 154T **7029**	Construção e Ampliação de Unidades Operacionais e Administrativas da PRF - **Construção/Reforma da Sede da Superintendência da PRF no Ceará - No Estado do Ceará**								4.030.000
	Obra concluída (% de execução): 1		F	4-INV	7	90	0	1000	4.030.000
5116 **166N**	**Construção da Universidade Corporativa da PRF**	06 181							**7.268.486**
5116 166N **5664**	Construção da Universidade Corporativa da PRF - **Em Brasília - DF**								7.268.486
	Centro construído (% de execução): 100		F	4-INV	2	90	0	1144	7.268.486
Total									**8.612.261.429**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30108 DEPARTAMENTO DE POLÍCIA FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		9.609.933.245	10.043.382.916	10.303.532.449	11.944.295.897	12.079.939.944
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	8.726.171.706	9.259.561.193	9.343.816.212	11.038.230.702	11.024.467.287
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	94.870.928	91.391.723	126.391.723	123.084.814	123.084.814
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	9.722.729	8.750.000	13.080.521	13.100.000	12.526.515
5116	SEGURANÇA PÚBLICA COM CIDADANIA	779.167.882	683.680.000	820.243.993	769.880.381	919.861.328
Funcao						
04	ADMINISTRAÇÃO	0	40.636.345	39.849.259	0	0
06	SEGURANÇA PÚBLICA	6.757.727.573	7.194.315.415	7.415.921.513	8.689.001.058	8.825.218.590
09	PREVIDÊNCIA SOCIAL	2.747.612.015	2.708.289.433	2.708.289.433	3.119.110.025	3.119.110.025
28	ENCARGOS ESPECIAIS	104.593.657	100.141.723	139.472.244	136.184.814	135.611.329
Subfuncao						
122	ADMINISTRAÇÃO GERAL	4.847.675.912	5.317.835.735	5.402.265.074	6.587.743.788	6.573.980.373
181	POLICIAMENTO	779.167.882	683.680.000	820.243.993	769.880.381	919.861.328
211	RELAÇÕES DIPLOMÁTICAS	0	9.000.000	8.825.680	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.747.612.015	2.708.289.433	2.708.289.433	3.119.110.025	3.119.110.025
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	272.960.804	282.524.518	282.524.518	283.538.626	283.538.626
846	OUTROS ENCARGOS ESPECIAIS	962.516.633	1.042.053.230	1.081.383.751	1.184.023.077	1.183.449.592
GND						
1	PESSOAL E ENCARGOS SOCIAIS	7.641.785.365	8.164.043.330	8.164.043.330	9.831.710.965	9.831.710.965
3	OUTRAS DESPESAS CORRENTES	1.768.457.247	1.722.587.670	1.948.156.774	1.957.875.310	1.960.768.020
4	INVESTIMENTOS	199.690.633	156.751.916	191.332.345	154.709.622	287.460.959

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**6.712.600.940**		**1.290.107.754**	**178.516.193**				**8.181.224.887**
1001	**1.090.530.954**							**1.090.530.954**
1019			**636.069.753**	**108.944.766**				**745.014.519**
1025			**24.662.147**					**24.662.147**
1050			**550.903**					**550.903**
1056	**2.028.579.071**							**2.028.579.071**
9019			**9.377.463**					**9.377.463**
Total	**9.831.710.965**	**0**	**1.960.768.020**	**287.460.959**	**0**	**0**	**0**	**12.079.939.944**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30108 DEPARTAMENTO DE POLÍCIA FEDERAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**11.024.467.287**
			Atividade								**6.857.518.999**
0032	**2000**		**Administração da Unidade**	06 122							**866.204.927**
0032	2000	**0001**	Administração da Unidade - **Nacional**								866.204.927
					F	3-ODC	2	90	0	1000	659.499.692
					F	3-ODC	2	90	0	1019	188.826.869
					F	3-ODC	2	90	0	1050	550.903
					F	3-ODC	2	90	0	9019	9.377.463
					F	3-ODC	6	90	0	1000	950.000
					F	4-INV	2	90	0	1000	7.000.000
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**54.315.975**
0032	2004	**0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								54.315.975
					F	3-ODC	1	90	0	1000	54.315.975
0032	**20TP**		**Ativos Civis da União**	06 122							**5.626.057.784**
0032	20TP	**0001**	Ativos Civis da União - **Nacional**								5.626.057.784
					F	1-PES	1	90	0	1000	5.626.057.784
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	06 331							**229.222.651**
0032	212B	**0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								198.037.327
					F	3-ODC	1	90	0	1000	198.037.327
0032	212B	**0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								31.185.324
					F	3-ODC	1	90	0	1000	31.185.324
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	06 122							**43.039.890**
0032	216H	**0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 471								43.039.890
					F	3-ODC	2	90	0	1000	43.039.890
0032	**21EP**		**Retribuição no Exterior**	06 122							**38.677.772**
0032	21EP	**0002**	Retribuição no Exterior - **Exterior**								38.677.772
					F	1-PES	1	90	0	1000	38.677.772
			Operação Especial								**4.166.948.288**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**3.119.110.025**
0032	0181	**0001**	Aposentadorias e Pensões Civis da União - **Nacional**								3.119.110.025
					S	1-PES	1	90	0	1001	1.090.530.954
					S	1-PES	1	90	0	1056	2.028.579.071
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	06 846							**1.047.838.263**
0032	09HB	**0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								1.047.838.263
					F	1-PES	0	91	0	1000	1.047.838.263
0909			**Operações Especiais: Outros Encargos Especiais**								**123.084.814**
			Operação Especial								**123.084.814**
0909	**00OM**		**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**37.742.004**
0909	00OM	**0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								37.742.004
					F	3-ODC	1	90	0	1000	37.742.004
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909	00S6	**0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
					F	1-PES	1	90	0	1000	14.121
0909	**00UI**		**Indenização pela Disponibilização Voluntária Durante o Repouso Remunerado**	28 846							**84.485.463**
0909	00UI	**0001**	Indenização pela Disponibilização Voluntária Durante o Repouso Remunerado - **Nacional** Indenização paga (unidade): 340.286								84.485.463
					F	3-ODC	2	90	0	1019	84.485.463
0909	**00X3**		**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30108 DEPARTAMENTO DE POLÍCIA FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**830.226**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								830.226
			S	3-ODC	1	90	0	1000	830.226
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**12.526.515**
	Operação Especial								**12.526.515**
0910 **0122**	**Contribuição à Organização Internacional de Polícia Criminal - INTERPOL (MJ)**	28 846							**12.526.515**
0910 0122 **0002**	Contribuição à Organização Internacional de Polícia Criminal - INTERPOL (MJ) - **Exterior** Contribuição paga (unidade): 1								12.526.515
			F	3-ODC	2	80	0	1000	12.526.515
5116	**Segurança Pública com Cidadania**								**919.861.328**
	Atividade								**760.704.574**
5116 **2586**	**Manutenção do Sistema de Emissão de Passaporte, Controle do Tráfego Internacional e de Registros de Estrangeiros**	06 181							**339.885.557**
5116 2586 **0001**	Manutenção do Sistema de Emissão de Passaporte, Controle do Tráfego Internacional e de Registros de Estrangeiros - **Nacional** Documento emitido (unidade): 8.815.540								339.885.557
			F	3-ODC	2	90	0	1000	123.713.522
			F	3-ODC	2	90	0	1019	213.172.035
			F	4-INV	2	90	0	1000	3.000.000
5116 **2726**	**Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União**	06 181							**420.819.017**
5116 2726 **0001**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **Nacional** Inquérito resolvido (unidade): 750.000								380.258.708
			F	3-ODC	2	90	0	1000	128.067.279
			F	3-ODC	2	90	0	1019	149.585.386
			F	3-ODC	2	90	0	1025	24.662.147
			F	3-ODC	6	90	0	1000	200.000
			F	4-INV	2	90	0	1000	56.248.899
			F	4-INV	2	90	0	1019	11.250.497
			F	4-INV	6	90	0	1000	10.244.500
5116 2726 **0012**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Acre** Inquérito resolvido (unidade): 1								1.850.000
			F	4-INV	6	90	0	1000	1.850.000
5116 2726 **0013**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Amazonas** Inquérito resolvido (unidade): 3								1.050.000
			F	4-INV	6	90	0	1000	1.050.000
5116 2726 **0014**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de Roraima** Inquérito resolvido (unidade): 81								1.600.000
			F	4-INV	6	90	0	1000	1.600.000
5116 2726 **0015**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Pará** Inquérito resolvido (unidade): 24								4.380.287
			F	4-INV	6	90	0	1000	4.380.287
5116 2726 **0021**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Maranhão** Inquérito resolvido (unidade): 57								7.450.000
			F	4-INV	6	90	0	1000	2.450.000
			F	4-INV	7	90	0	1000	5.000.000
5116 2726 **0022**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Piauí** Inquérito resolvido (unidade): 50								1.200.000
			F	4-INV	6	90	0	1000	1.200.000
5116 2726 **0024**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Rio Grande do Norte** Inquérito resolvido (unidade): 2								500.022
			F	4-INV	6	90	0	1000	500.022

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30108 DEPARTAMENTO DE POLÍCIA FEDERAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116 2726 **0025**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado da Paraíba**								200.000
	Inquérito resolvido (unidade): 1		F	4-INV	6	90	0	1000	200.000
5116 2726 **0027**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de Alagoas**								3.050.000
	Inquérito resolvido (unidade): 32		F	4-INV	6	90	0	1000	3.050.000
5116 2726 **0028**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de Sergipe**								2.350.000
	Inquérito resolvido (unidade): 11		F	4-INV	6	90	0	1000	2.350.000
5116 2726 **0029**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado da Bahia**								1.400.000
	Inquérito resolvido (unidade): 31		F	4-INV	6	90	0	1000	1.400.000
5116 2726 **0031**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de Minas Gerais**								1.300.000
	Inquérito resolvido (unidade): 23		F	4-INV	6	90	0	1000	1.300.000
5116 2726 **0032**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Espírito Santo**								4.000.000
	Inquérito resolvido (unidade): 5		F	4-INV	6	90	0	1000	4.000.000
5116 2726 **0033**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Rio de Janeiro**								5.800.000
	Inquérito resolvido (unidade): 26		F	4-INV	6	90	0	1000	5.800.000
5116 2726 **0035**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de São Paulo**								1.980.000
	Inquérito resolvido (unidade): 36		F	4-INV	6	90	0	1000	1.780.000
			F	4-INV	6	99	0	1000	200.000
5116 2726 **0041**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado do Paraná**								500.000
	Inquérito resolvido (unidade): 10		F	4-INV	6	90	0	1000	500.000
5116 2726 **0042**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de Santa Catarina**								100.000
	Inquérito resolvido (unidade): 1		F	4-INV	6	90	0	1000	100.000
5116 2726 **0052**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Estado de Goiás**								400.000
	Inquérito resolvido (unidade): 1		F	4-INV	6	90	0	1000	400.000
5116 2726 **0053**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **No Distrito Federal**								750.000
	Inquérito resolvido (unidade): 1		F	4-INV	6	90	0	1000	750.000
5116 2726 **7004**	Prevenção e Repressão ao Tráfico Ilícito de Drogas e a Crimes Praticados contra Bens, Serviços e Interesses da União - **Aquisição de Viatura para a Superintendência da Polícia Federal no Maranhão - No Estado do Maranhão**								700.000
	Inquérito resolvido (unidade): 1		F	4-INV	6	90	0	1000	700.000
	Projeto								**159.156.754**
5116 **155H**	**Construção da Delegacia de Juiz de Fora/MG**	06 181							**1.000.000**
5116 155H **2762**	Construção da Delegacia de Juiz de Fora/MG - **No Município de Juiz de Fora - MG**								1.000.000
	Prédio construído (% de execução): 4		F	4-INV	2	90	0	1019	1.000.000
5116 **15F9**	**Aprimoramento da Infraestrutura da Polícia Federal**	06 181							**124.286.624**
5116 15F9 **0001**	Aprimoramento da Infraestrutura da Polícia Federal - **Nacional**								99.736.624
	Unidade construída (% de execução): 32		F	4-INV	2	90	0	1000	25.512.485
			F	4-INV	2	90	0	1019	62.824.139
			F	4-INV	6	90	0	1000	11.400.000
5116 15F9 **0012**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado do Acre**								600.000
	Unidade construída (% de execução): 1		F	4-INV	6	90	0	1000	600.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30108 DEPARTAMENTO DE POLÍCIA FEDERAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5116	15F9	**0013**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado do Amazonas**								1.000.000
			Unidade construída (% de execução): 3		F	4-INV	6	90	0	1000	1.000.000
5116	15F9	**0014**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado de Roraima**								2.000.000
			Unidade construída (% de execução): 54		F	4-INV	6	90	0	1000	2.000.000
5116	15F9	**0016**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado do Amapá**								1.060.000
			Unidade construída (% de execução): 3		F	4-INV	6	90	0	1000	260.000
					F	4-INV	6	99	0	1000	800.000
5116	15F9	**0017**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado do Tocantins**								1.300.000
			Unidade construída (% de execução): 11		F	4-INV	6	90	0	1000	1.300.000
5116	15F9	**0026**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado de Pernambuco**								2.550.000
			Unidade construída (% de execução): 7		F	4-INV	6	90	0	1000	2.550.000
5116	15F9	**0031**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado de Minas Gerais**								12.000.000
			Unidade construída (% de execução): 100		F	4-INV	7	90	0	1000	12.000.000
5116	15F9	**0043**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado do Rio Grande do Sul**								540.000
			Unidade construída (% de execução): 1		F	4-INV	6	90	0	1000	540.000
5116	15F9	**0051**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado de Mato Grosso**								1.000.000
			Unidade construída (% de execução): 22		F	4-INV	6	90	0	1000	1.000.000
5116	15F9	**0054**	Aprimoramento da Infraestrutura da Polícia Federal - **No Estado de Mato Grosso do Sul**								1.500.000
			Unidade construída (% de execução): 11		F	4-INV	6	90	0	1000	1.500.000
5116	15F9	**7000**	Aprimoramento da Infraestrutura da Polícia Federal - **Construção de Sede - No Município de Rondonópolis - MT**								1.000.000
			Unidade construída (% de execução): 1		F	4-INV	6	90	0	1000	1.000.000
5116	**15WH**		**Construção da Superintendência Regional em Minas Gerais**	06 181							**8.000.000**
5116	15WH	**2408**	Construção da Superintendência Regional em Minas Gerais - **No Município de Belo Horizonte - MG**								8.000.000
			Prédio construído (% de execução): 8		F	4-INV	2	90	0	1019	8.000.000
5116	**15WI**		**Construção da Superintendência Regional no Piauí-PI**	06 181							**8.000.000**
5116	15WI	**0981**	Construção da Superintendência Regional no Piauí-PI - **No Município de Teresina - PI**								8.000.000
			Prédio construído (% de execução): 12		F	4-INV	2	90	0	1019	8.000.000
5116	**15XA**		**Ampliação da Superintendência da Polícia Federal no Ceará**	06 181							**6.000.000**
5116	15XA	**1048**	Ampliação da Superintendência da Polícia Federal no Ceará - **No Município de Fortaleza - CE**								6.000.000
			Prédio ampliado (% de execução): 11		F	4-INV	2	90	0	1019	6.000.000
5116	**15XB**		**Construção do Instituto Nacional de Identificação - INI/DPA/PF**	06 181							**3.870.130**
5116	15XB	**5664**	Construção do Instituto Nacional de Identificação - INI/DPA/PF - **Em Brasília - DF**								3.870.130
			Prédio construído (% de execução): 19		F	4-INV	2	90	0	1019	3.870.130
5116	**15XE**		**Construção da Superintendência da Polícia Federal em Sergipe**	06 181							**8.000.000**
5116	15XE	**1853**	Construção da Superintendência da Polícia Federal em Sergipe - **No Município de Aracaju - SE**								8.000.000
			Prédio construído (% de execução): 13		F	4-INV	2	90	0	1019	8.000.000
Total											**12.079.939.944**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30211 CONSELHO ADMINISTRATIVO DE DEFESA ECONÔMICA - CADE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		57.208.398	67.741.990	67.063.753	71.000.887	70.781.101
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	16.103.300	16.775.497	16.775.497	19.391.540	19.391.540
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
5115	PROMOÇÃO DO ACESSO À JUSTIÇA E DA DEFESA DOS DIREITOS	41.105.098	50.953.493	50.275.256	51.595.226	51.375.440
Funcao						
09	PREVIDÊNCIA SOCIAL	902.524	888.441	888.441	1.011.238	1.011.238
14	DIREITOS DA CIDADANIA	56.305.874	66.840.549	66.162.312	69.975.528	69.755.742
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	13.311.431	14.061.275	14.061.275	16.115.987	16.115.987
211	RELAÇÕES DIPLOMÁTICAS	444.963	500.000	500.000	530.000	530.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	902.524	888.441	888.441	1.011.238	1.011.238
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.235.472	1.137.580	1.137.580	1.440.603	1.440.603
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	40.660.135	50.453.493	49.775.256	51.065.226	50.845.440
846	OUTROS ENCARGOS ESPECIAIS	653.873	701.201	701.201	837.833	837.833
GND						
1	PESSOAL E ENCARGOS SOCIAIS	14.711.040	15.455.917	15.455.917	17.640.933	17.640.933
3	OUTRAS DESPESAS CORRENTES	40.404.801	46.442.580	45.887.672	46.304.688	46.084.902
4	INVESTIMENTOS	2.092.556	5.843.493	5.720.164	7.055.266	7.055.266

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**4.905.679**		**4.220.817**					**9.126.496**
1050	**11.724.016**		**41.864.085**	**7.055.266**				**60.643.367**
1056	**1.011.238**							**1.011.238**
Total	**17.640.933**	**0**	**46.084.902**	**7.055.266**	**0**	**0**	**0**	**70.781.101**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30211 CONSELHO ADMINISTRATIVO DE DEFESA ECONÔMICA - CADE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**19.391.540**
	Atividade								**17.556.590**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**247.584**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								247.584
			F	3-ODC	1	90	0	1000	247.584
0032 **20TP**	**Ativos Civis da União**	14 122							**15.791.862**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								15.791.862
			F	1-PES	1	90	0	1000	4.067.846
			F	1-PES	1	90	0	1050	11.724.016
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**1.193.019**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.193.019
			F	3-ODC	1	90	0	1000	1.193.019
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	14 122							**324.125**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 7								324.125
			F	3-ODC	2	90	0	1050	324.125
	Operação Especial								**1.834.950**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.011.238**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								1.011.238
			S	1-PES	1	90	0	1056	1.011.238
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**823.712**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								823.712
			F	1-PES	0	91	0	1000	823.712
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
5115	**Promoção do Acesso à Justiça e da Defesa dos Direitos**								**51.375.440**
	Atividade								**50.845.440**
5115 **2807**	**Promoção e Defesa da Concorrência**	14 422							**50.845.440**
5115 2807 **0001**	Promoção e Defesa da Concorrência - **Nacional**								50.845.440
	Processo concluído (unidade): 603		F	3-ODC	2	90	0	1000	2.780.214
			F	3-ODC	2	90	0	1050	40.896.240
			F	3-ODC	2	91	0	1050	113.720
			F	4-INV	2	90	0	1050	7.055.266
	Operação Especial								**530.000**
5115 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	14 211							**530.000**
5115 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								530.000
			F	3-ODC	2	80	0	1050	530.000
Total									**70.781.101**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30212 AGÊNCIA NACIONAL DE PROTEÇÃO DE DADOS - ANPD

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		20.819.338	19.031.333	18.325.566	24.428.296	43.323.270
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	4.656.823	4.404.563	4.404.563	8.927.973	8.927.973
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
5115	PROMOÇÃO DO ACESSO À JUSTIÇA E DA DEFESA DOS DIREITOS	16.162.515	14.613.770	13.908.003	15.486.202	34.381.176
Funcao						
04	ADMINISTRAÇÃO	20.819.338	18.918.333	18.212.566	24.400.054	43.295.028
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	14.121	14.121
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	4.480.363	4.094.975	4.094.975	5.595.318	5.595.318
125	NORMATIZAÇÃO E FISCALIZAÇÃO	16.162.515	14.613.770	13.908.003	15.486.202	34.381.176
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	145.360	112.452	112.452	3.219.972	3.219.972
846	OUTROS ENCARGOS ESPECIAIS	31.100	110.136	110.136	112.683	112.683
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.479.046	4.255.111	4.255.111	5.572.122	5.572.122
3	OUTRAS DESPESAS CORRENTES	15.598.740	14.476.222	13.770.455	18.456.174	33.018.046
4	INVESTIMENTOS	741.552	300.000	300.000	400.000	4.733.102

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**5.558.001**		**33.018.046**	**4.733.102**				**43.309.149**
1056	**14.121**							**14.121**
Total	**5.572.122**	**0**	**33.018.046**	**4.733.102**	**0**	**0**	**0**	**43.323.270**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30212 AGÊNCIA NACIONAL DE PROTEÇÃO DE DADOS - ANPD

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**8.927.973**
	Atividade								**8.815.290**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.812**
0032 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								1.812
			F	3-ODC	1	90	0	1000	1.812
0032 **20TP**	**Ativos Civis da União**	04 122							**5.445.318**
0032 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								5.445.318
			F	1-PES	1	90	0	1000	5.445.318
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**3.218.160**
0032 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								3.218.160
			F	3-ODC	1	90	0	1000	3.218.160
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**150.000**
0032 216H **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Em Brasília - DF**								150.000
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	0	1000	150.000
	Operação Especial								**112.683**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								14.121
			S	1-PES	1	90	0	1056	14.121
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**98.562**
0032 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								98.562
			F	1-PES	0	91	0	1000	98.562
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								14.121
			F	1-PES	1	90	0	1000	14.121
5115	**Promoção do Acesso à Justiça e da Defesa dos Direitos**								**34.381.176**
	Atividade								**34.381.176**
5115 **21D5**	**Gestão de Políticas de Proteção de Dados**	04 125							**34.381.176**
5115 21D5 **5664**	Gestão de Políticas de Proteção de Dados - **Em Brasília - DF**								34.381.176
	Ação realizada (unidade): 70		F	3-ODC	2	90	0	1000	29.645.073
			F	3-ODC	2	91	0	1000	3.001
			F	4-INV	2	90	0	1000	4.733.102
Total									**43.323.270**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30905 FUNDO DE DEFESA DE DIREITOS DIFUSOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		109.865.173	685.584.152	616.878.261	646.463.948	646.464.948
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	0	138.878.598	526.463.948	526.463.948
5115	PROMOÇÃO DO ACESSO À JUSTIÇA E DA DEFESA DOS DIREITOS	109.865.173	685.584.152	477.999.663	120.000.000	120.001.000
Funcao						
14	DIREITOS DA CIDADANIA	109.865.173	685.584.152	477.999.663	120.000.000	120.001.000
99	RESERVA DE CONTINGÊNCIA	0	0	138.878.598	526.463.948	526.463.948
Subfuncao						
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	109.865.173	685.584.152	477.999.663	120.000.000	120.001.000
999	RESERVA DE CONTINGÊNCIA	0	0	138.878.598	526.463.948	526.463.948
GND						
3	OUTRAS DESPESAS CORRENTES	42.430.882	341.137.911	272.432.020	81.637.350	81.637.350
4	INVESTIMENTOS	67.434.291	344.446.241	205.567.643	38.362.650	38.363.650
9	RESERVA DE CONTINGENCIA	0	0	138.878.598	526.463.948	526.463.948

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000				**1.000**				**1.000**
1083			**81.637.350**	**38.362.650**			**526.463.948**	**646.463.948**
Total	**0**	**0**	**81.637.350**	**38.363.650**	**0**	**0**	**526.463.948**	**646.464.948**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30905 FUNDO DE DEFESA DE DIREITOS DIFUSOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**526.463.948**
	Operação Especial								**526.463.948**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**526.463.948**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								526.463.948
			F	9-RES	0	99	0	1083	526.463.948
5115	**Promoção do Acesso à Justiça e da Defesa dos Direitos**								**120.001.000**
	Atividade								**120.001.000**
5115 **6067**	**Apoio e Fomento a Projetos de Defesa de Direitos Difusos**	14 422							**120.001.000**
5115 6067 **0001**	Apoio e Fomento a Projetos de Defesa de Direitos Difusos - **Nacional** Projeto apoiado (unidade): 12								120.001.000
			F	3-ODC	2	90	0	1083	81.637.350
			F	4-INV	2	90	0	1000	1.000
			F	4-INV	2	90	0	1083	38.362.650
Total									**646.464.948**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30907 FUNDO PENITENCIÁRIO NACIONAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		420.067.140	416.085.459	319.639.166	607.261.638	607.261.638
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	126.167.132	186.661.354	152.975.567	134.736.433	134.736.433
5116	SEGURANÇA PÚBLICA COM CIDADANIA	293.900.008	229.424.105	166.663.599	472.525.205	472.525.205
Funcao						
06	SEGURANÇA PÚBLICA	420.067.140	416.085.459	319.639.166	607.261.638	607.261.638
Subfuncao						
122	ADMINISTRAÇÃO GERAL	126.167.132	186.661.354	152.975.567	134.736.433	134.736.433
128	FORMAÇÃO DE RECURSOS HUMANOS	6.999.300	20.000.000	20.000.000	5.000.000	5.000.000
421	CUSTÓDIA E REINTEGRAÇÃO SOCIAL	286.900.708	209.424.105	146.663.599	467.525.205	467.525.205
GND						
3	OUTRAS DESPESAS CORRENTES	272.563.080	286.265.606	241.936.264	401.816.158	401.816.158
4	INVESTIMENTOS	147.504.060	129.819.853	77.702.902	205.445.480	205.445.480

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**75.976.718**					**75.976.718**
1052			**15.543.978**	**40.000.000**				**55.543.978**
1121			**310.295.462**	**165.445.480**				**475.740.942**
Total	**0**	**0**	**401.816.158**	**205.445.480**	**0**	**0**	**0**	**607.261.638**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30907 FUNDO PENITENCIÁRIO NACIONAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**134.736.433**
	Atividade								**134.736.433**
0032 **2000**	**Administração da Unidade**	06 122							**133.236.433**
0032 2000 **0001**	Administração da Unidade - **Nacional**								133.236.433
			F	3-ODC	1	90	0	1121	129.736.433
			F	4-INV	1	90	0	1121	3.500.000
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	06 122							**1.500.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.500.000
	Agente público beneficiado (unidade): 75		F	3-ODC	1	90	0	1052	1.500.000
5116	**Segurança Pública com Cidadania**								**472.525.205**
	Atividade								**99.579.236**
5116 **21BP**	**Aprimoramento do Sistema Penitenciário Nacional e Incentivo ao Desenvolvimento da Inteligência Penitenciária**	06 421							**99.579.236**
5116 21BP **0001**	Aprimoramento do Sistema Penitenciário Nacional e Incentivo ao Desenvolvimento da Inteligência Penitenciária - **Nacional**								99.579.236
	Ação concluída (unidade): 216		F	3-ODC	1	30	0	1121	10.704.921
			F	3-ODC	1	90	0	1121	49.494.108
			F	4-INV	1	30	0	1121	2.069.207
			F	4-INV	1	90	0	1121	37.311.000
	Projeto								**40.000.000**
5116 **164C**	**Construção da Academia Nacional de Polícia Penal - SENAPPEN**	06 421							**40.000.000**
5116 164C **5664**	Construção da Academia Nacional de Polícia Penal - SENAPPEN - **Em Brasília - DF**								40.000.000
	Edifício construído (% de execução): 1		F	4-INV	1	90	0	1052	40.000.000
	Operação Especial								**332.945.969**
5116 **00CA**	**Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI**	06 128							**5.000.000**
5116 00CA **0001**	Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI - **Nacional**								5.000.000
	Bolsa concedida (unidade): 5.000		F	3-ODC	1	90	0	1052	5.000.000
5116 **00R3**	**Transferências aos Entes Federativos para Aprimoramento do Sistema Penitenciário Nacional**	06 421							**327.945.969**
5116 00R3 **0001**	Transferências aos Entes Federativos para Aprimoramento do Sistema Penitenciário Nacional - **Nacional**								327.945.969
	Unidade da Federação apoiada (unidade): 27		F	3-ODC	1	30	0	1050	75.976.718
			F	3-ODC	1	30	0	1052	9.043.978
			F	3-ODC	1	30	0	1121	120.360.000
			F	4-INV	1	30	0	1121	122.565.273
Total									**607.261.638**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30911 FUNDO NACIONAL DE SEGURANÇA PÚBLICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.587.303.626	2.536.985.874	2.146.462.003	1.989.081.312	2.107.237.340
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	1.594.962	1.594.962	0	0
0999	RESERVA DE CONTINGÊNCIA	0	0	0	0	118.156.028
5116	SEGURANÇA PÚBLICA COM CIDADANIA	2.587.303.626	2.535.390.912	2.144.867.041	1.989.081.312	1.989.081.312
Funcao						
04	ADMINISTRAÇÃO	0	1.594.962	1.594.962	0	0
06	SEGURANÇA PÚBLICA	2.587.303.626	2.535.390.912	2.144.867.041	1.989.081.312	1.989.081.312
99	RESERVA DE CONTINGÊNCIA	0	0	0	0	118.156.028
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	500.000	500.000	0	0
128	FORMAÇÃO DE RECURSOS HUMANOS	50.000.000	90.696.400	45.696.400	17.340.300	17.340.300
181	POLICIAMENTO	2.536.646.755	2.165.612.500	1.970.692.148	1.919.741.012	1.919.741.012
211	RELAÇÕES DIPLOMÁTICAS	0	1.094.962	1.094.962	0	0
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	0	275.182.012	124.578.493	50.000.000	50.000.000
482	HABITAÇÃO URBANA	656.871	3.900.000	3.900.000	2.000.000	2.000.000
999	RESERVA DE CONTINGÊNCIA	0	0	0	0	118.156.028
GND						
3	OUTRAS DESPESAS CORRENTES	1.307.593.534	1.275.732.319	1.122.917.767	1.086.686.423	1.086.686.423
4	INVESTIMENTOS	1.279.710.093	1.261.253.555	1.023.544.236	902.394.889	902.394.889
9	RESERVA DE CONTINGÊNCIA	0	0	0	0	118.156.028

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**52.039.530**	**42.175.580**				**94.215.110**
1052			**73.346.548**	**59.026.291**				**132.372.839**
1096			**51.058.170**					**51.058.170**
1121			**493.951.869**	**64.271.155**				**558.223.024**
1251			**346.786.760**	**637.631.083**				**984.417.843**
9052			**69.503.546**				**48.652.482**	**118.156.028**
9251				**99.290.780**			**69.503.546**	**168.794.326**
Total	**0**	**0**	**1.086.686.423**	**902.394.889**	**0**	**0**	**118.156.028**	**2.107.237.340**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30911 FUNDO NACIONAL DE SEGURANÇA PÚBLICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**118.156.028**
	Operação Especial								**118.156.028**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**118.156.028**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								118.156.028
			F	9-RES	0	99	0	9052	48.652.482
			F	9-RES	0	99	0	9251	69.503.546
5116	**Segurança Pública com Cidadania**								**1.989.081.312**
	Atividade								**832.032.389**
5116 **21BQ**	**Implementação de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade**	06 181							**615.033.905**
5116 21BQ **0001**	Implementação de Políticas de Segurança Pública, Prevenção e Enfrentamento à Criminalidade - **Nacional**								615.033.905
	Iniciativa implementada (% de execução): 100		F	3-ODC	1	90	0	1050	32.699.230
			F	3-ODC	1	90	0	1052	73.346.548
			F	3-ODC	1	90	0	1096	25.863.570
			F	3-ODC	1	90	0	1121	305.147.985
			F	3-ODC	1	90	0	9052	69.503.546
			F	4-INV	1	40	0	1052	37.000.000
			F	4-INV	1	90	0	1050	42.175.580
			F	4-INV	1	90	0	1121	29.297.446
5116 **2B00**	**Atuação da Força Nacional de Segurança Pública**	06 181							**216.998.484**
5116 2B00 **0001**	Atuação da Força Nacional de Segurança Pública - **Nacional**								216.998.484
	Servidor aprestado (unidade): 1.430		F	3-ODC	1	90	0	1096	25.194.600
			F	3-ODC	1	90	0	1121	188.803.884
			F	4-INV	1	90	0	1121	3.000.000
	Projeto								**4.000.000**
5116 **15P9**	**Construção de Imóvel da Força Nacional de Segurança Pública**	06 181							**4.000.000**
5116 15P9 **0053**	Construção de Imóvel da Força Nacional de Segurança Pública - **No Distrito Federal**								4.000.000
	Obra concluída (% de execução física): 10		F	4-INV	1	90	0	1121	4.000.000
	Operação Especial								**1.153.048.923**
5116 **00CA**	**Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI**	06 128							**17.340.300**
5116 00CA **0001**	Concessão de Bolsas para o Programa Nacional de Segurança Pública com Cidadania - PRONASCI - **Nacional**								17.340.300
	Bolsa concedida (unidade): 25.030		F	3-ODC	1	90	0	1050	17.340.300
5116 **00R2**	**Aprimoramento da Segurança Pública Nacional**	06 181							**1.083.708.623**
5116 00R2 **0001**	Aprimoramento da Segurança Pública Nacional - **Nacional**								1.083.708.623
	Unidade da Federação atendida (unidade): 27		F	3-ODC	1	31	0	1251	346.786.760
			F	4-INV	1	31	0	1251	637.631.083
			F	4-INV	1	31	0	9251	99.290.780
5116 **00U1**	**Subvenção Econômica destinada à Aquisição e/ou Construção de Habitação para Profissionais da Segurança Pública - Programa Habite Seguro - Lei nº 14.312, de 14 de março de 2022**	06 482							**2.000.000**
5116 00U1 **0001**	Subvenção Econômica destinada à Aquisição e/ou Construção de Habitação para Profissionais da Segurança Pública - Programa Habite Seguro - Lei nº 14.312, de 14 de março de 2022 - **Nacional**								2.000.000
	Subvenção concedida (unidade): 150		F	3-ODC	1	90	0	1050	2.000.000
5116 **00UZ**	**Implementação de Iniciativas Voltadas ao Enfrentamento à Violência Contra Mulheres**	06 422							**24.000.000**
5116 00UZ **0001**	Implementação de Iniciativas Voltadas ao Enfrentamento à Violência Contra Mulheres - **Nacional**								24.000.000
	Centro implementado (% de execução): 10		F	4-INV	1	90	0	1052	22.026.291
			F	4-INV	1	90	0	1121	1.973.709
5116 **00V0**	**Implantação de Centros Comunitários pela Vida - CONVIVE**	06 422							**26.000.000**
5116 00V0 **0001**	Implantação de Centros Comunitários pela Vida - CONVIVE - **Nacional**								26.000.000
	Centro implementado (% de execução): 6		F	4-INV	1	90	0	1121	26.000.000
Total									**2.107.237.340**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30912 FUNDO NACIONAL ANTIDROGAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		52.311.107	261.335.505	263.145.505	291.044.309	294.349.309
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	0	0	33.211.147	33.211.147
0999	RESERVA DE CONTINGÊNCIA	0	218.335.505	218.335.505	0	0
5115	PROMOÇÃO DO ACESSO À JUSTIÇA E DA DEFESA DOS DIREITOS	52.311.107	43.000.000	44.810.000	257.833.162	261.138.162
Funcao						
06	SEGURANÇA PÚBLICA	52.311.107	43.000.000	44.810.000	162.888.292	166.193.292
14	DIREITOS DA CIDADANIA	0	0	0	128.156.017	128.156.017
99	RESERVA DE CONTINGÊNCIA	0	218.335.505	218.335.505	0	0
Subfuncao						
131	COMUNICAÇÃO SOCIAL	0	0	0	33.211.147	33.211.147
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	52.311.107	43.000.000	44.810.000	257.833.162	261.138.162
999	RESERVA DE CONTINGÊNCIA	0	218.335.505	218.335.505	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	42.308.750	40.190.875	41.995.875	192.381.275	195.636.275
4	INVESTIMENTOS	10.002.357	2.809.125	2.814.125	98.663.034	98.713.034
9	RESERVA DE CONTINGENCIA	0	218.335.505	218.335.505	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**3.255.000**	**50.000**				**3.305.000**
1003			**60.305.730**	**34.639.140**				**94.944.870**
1050			**94.565.780**					**94.565.780**
1052			**37.509.765**	**64.023.894**				**101.533.659**
Total	**0**	**0**	**195.636.275**	**98.713.034**	**0**	**0**	**0**	**294.349.309**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 30000 MINISTÉRIO DA JUSTIÇA E SEGURANÇA PÚBLICA

Unidade: 30912 FUNDO NACIONAL ANTIDROGAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**33.211.147**
	Atividade								**33.211.147**
0032 **4641**	**Publicidade de Utilidade Pública**	14 131							**33.211.147**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								33.211.147
			F	3-ODC	2	90	0	1050	29.173.444
			F	3-ODC	2	90	0	1052	4.037.703
5115	**Promoção do Acesso à Justiça e da Defesa dos Direitos**								**261.138.162**
	Atividade								**261.138.162**
5115 **20IE**	**Articulação de Política Pública sobre Drogas**	06 422							**166.193.292**
5115 20IE **0001**	Articulação de Política Pública sobre Drogas - **Nacional**								164.493.292
	Política implementada (% de execução): 60		F	3-ODC	2	50	0	1050	1.000.000
			F	3-ODC	2	80	0	1050	2.913.225
			F	3-ODC	2	80	0	1052	23.493.751
			F	3-ODC	2	90	0	1000	150.000
			F	3-ODC	2	90	0	1050	61.479.111
			F	3-ODC	2	90	0	1052	9.978.311
			F	3-ODC	6	99	0	1000	1.405.000
			F	4-INV	2	30	0	1052	12.054.564
			F	4-INV	2	90	0	1000	50.000
			F	4-INV	2	90	0	1052	51.969.330
5115 20IE **0023**	Articulação de Política Pública sobre Drogas - **No Estado do Ceará**								700.000
	Política implementada (% de execução): 51		F	3-ODC	6	50	0	1000	300.000
			F	3-ODC	6	99	0	1000	400.000
5115 20IE **0035**	Articulação de Política Pública sobre Drogas - **No Estado de São Paulo**								1.000.000
	Política implementada (% de execução): 1		F	3-ODC	6	99	0	1000	1.000.000
5115 **21IN**	**Articulação de Política Pública sobre Drogas, no âmbito da Seguridade Social**	14 422							**94.944.870**
5115 21IN **0001**	Articulação de Política Pública sobre Drogas, no âmbito da Seguridade Social - **Nacional**								94.944.870
	Ação apoiada (unidade): 129		S	3-ODC	2	30	0	1003	16.712.300
			S	3-ODC	2	50	0	1003	5.729.117
			S	3-ODC	2	90	0	1003	37.864.313
			S	4-INV	2	30	0	1003	20.000.000
			S	4-INV	2	50	0	1003	7.200.000
			S	4-INV	2	90	0	1003	7.439.140
Total									**294.349.309**

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		75.296.453.783	86.596.125.804	85.980.724.334	8.020.229.234	8.333.946.639
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.365.273.239	2.581.700.479	2.577.428.277	2.865.350.272	3.090.049.945
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	33.948.631	40.448.643	40.448.643	42.692.613	42.692.613
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	72.440.512.988	78.946.572.379	78.345.171.944	1.935.005.241	1.935.005.241
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	124.605.195	221.700.279	213.645.825	191.993.522	184.150.716
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.544.655	1.967.400	1.895.869	485.003	485.003
0999	RESERVA DE CONTINGÊNCIA	0	4.452.975.904	4.452.975.904	2.670.216.930	2.670.216.930
2306	POLÍTICA NUCLEAR	60.210.135	54.989.547	53.705.917	48.978.077	71.465.501
2318	GESTÃO DE RISCOS E DE DESASTRES	17.850.831	14.200.000	14.700.000	10.000.000	10.000.000
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	4.418.294	2.000.000	2.000.000	1.577.714	2.577.714
3101	ENERGIA ELÉTRICA	108.926.522	114.347.055	113.799.264	110.343.017	141.429.090
3102	MINERAÇÃO SEGURA E SUSTENTÁVEL	82.223.307	91.203.781	91.203.781	76.453.455	77.439.162
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	54.240.271	52.062.938	52.062.938	43.454.085	84.755.419
3107	TRANSIÇÃO ENERGÉTICA	0	10.357.399	10.085.972	14.679.305	14.679.305
6113	OCEANO, ZONA COSTEIRA E ANTÁRTICA	2.699.714	11.600.000	11.600.000	9.000.000	9.000.000
Funcao						
04	ADMINISTRAÇÃO	16.921.718	22.752.756	22.852.756	20.531.928	21.531.928
09	PREVIDÊNCIA SOCIAL	225.456.562	227.287.679	227.287.679	291.503.456	346.520.471
18	GESTÃO AMBIENTAL	3.209.768	4.000.000	4.000.000	14.855.166	14.855.166
19	CIÊNCIA E TECNOLOGIA	348.557.695	337.151.667	337.151.667	0	132.600.055
22	INDÚSTRIA	940.393.563	1.085.352.402	1.085.852.402	1.105.511.097	1.107.496.804
25	ENERGIA	1.161.454.724	1.256.251.286	1.249.776.236	1.747.765.024	1.878.722.458
28	ENCARGOS ESPECIAIS	72.600.459.753	79.210.354.110	78.600.827.690	2.169.845.633	2.162.002.827
99	RESERVA DE CONTINGÊNCIA	0	4.452.975.904	4.452.975.904	2.670.216.930	2.670.216.930
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	6.020.056	5.879.492	5.860.123	8.400.939	8.400.939
122	ADMINISTRAÇÃO GERAL	1.841.228.995	2.023.821.514	2.021.089.681	2.221.296.005	2.363.357.036
125	NORMATIZAÇÃO E FISCALIZAÇÃO	96.890.216	101.779.983	101.779.983	92.790.502	167.863.093
126	TECNOLOGIA DA INFORMAÇÃO	58.658.191	63.565.353	63.015.289	57.081.928	56.364.353
127	ORDENAMENTO TERRITORIAL	1.514.468	0	0	0	0
128	FORMAÇÃO DE RECURSOS HUMANOS	4.466.249	4.340.988	4.236.935	2.112.000	2.112.000
130	ADMINISTRAÇÃO DE CONCESSÕES	12.145.315	7.050.753	7.050.753	10.750.659	10.750.659
131	COMUNICAÇÃO SOCIAL	7.395.117	10.000.000	9.506.682	9.200.000	8.540.642
182	DEFESA CIVIL	17.850.831	14.200.000	14.700.000	10.000.000	10.000.000
211	RELAÇÕES DIPLOMÁTICAS	668.557	8.299.721	7.906.787	330.746	330.746
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	225.456.562	227.287.679	227.287.679	291.503.456	346.520.471
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	152.349.159	154.187.666	154.187.666	176.933.006	185.544.418
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	3.209.768	4.000.000	4.000.000	14.855.166	14.855.166
544	RECURSOS HÍDRICOS	4.418.294	2.000.000	2.000.000	1.577.714	2.577.714
571	DESENVOLVIMENTO CIENTÍFICO	0	2.000.000	2.000.000	2.000.000	2.000.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	70.166.239	61.489.547	60.205.917	48.978.077	47.694.244
663	MINERAÇÃO	37.074.385	65.250.000	65.250.000	49.753.455	50.739.162
665	NORMALIZAÇÃO E QUALIDADE	6.582.140	8.847.841	8.847.841	12.719.804	12.719.804
751	CONSERVAÇÃO DE ENERGIA	26.648.142	29.970.053	28.922.262	27.052.016	26.138.089
752	ENERGIA ELÉTRICA	29.719.388	36.209.692	36.709.692	27.679.121	48.679.121
753	COMBUSTÍVEIS MINERAIS	3.530.103	5.109.462	4.857.404	6.081.318	6.081.318
754	BIOCOMBUSTÍVEIS	132.657	561.300	561.300	1.152.048	2.152.048
845	OUTRAS TRANSFERÊNCIAS	72.440.512.988	78.946.572.379	78.345.171.944	1.935.005.241	1.935.005.241
846	OUTROS ENCARGOS ESPECIAIS	249.815.963	360.726.477	352.600.492	342.759.103	355.303.445
999	RESERVA DE CONTINGÊNCIA	0	4.452.975.904	4.452.975.904	2.670.216.930	2.670.216.930
UO						
32101	MINISTÉRIO DE MINAS E ENERGIA - ADMINISTRAÇÃO DIRETA	386.382.440	1.389.027.961	1.378.184.751	1.061.860.947	1.050.876.416
32202	COMPANHIA DE PESQUISA DE RECURSOS MINERAIS - CPRM	616.201.627	884.442.104	884.942.104	870.272.332	871.272.332

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

UO						
32265	AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP	431.900.720	2.468.178.368	2.468.178.368	1.579.899.437	1.649.899.437
32266	AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL	2.719.433.387	3.839.405.966	3.238.505.531	2.957.056.909	2.988.056.909
32314	EMPRESA DE PESQUISA ENERGÉTICA - EPE	156.823.577	185.630.399	183.703.995	225.400.177	223.704.886
32396	AGÊNCIA NACIONAL DE MINERAÇÃO - ANM	444.513.093	907.718.628	907.818.628	821.237.313	822.237.313
32398	NUCLEBRÁS EQUIPAMENTOS PESADOS S.A. - NUCLEP	465.647.096	496.835.210	494.503.789	504.502.119	502.304.359
32401	AUTORIDADE NACIONAL DE SEGURANÇA NUCLEAR - ANSN	0	0	0	0	225.594.987

GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.867.951.089	2.048.652.778	2.048.652.778	2.346.179.056	2.525.184.714
3	OUTRAS DESPESAS CORRENTES	73.360.767.561	80.034.166.795	79.419.143.594	2.963.312.869	3.072.519.190
4	INVESTIMENTOS	67.735.133	60.330.327	59.952.058	40.520.379	66.025.805
9	RESERVA DE CONTINGENCIA	0	4.452.975.904	4.452.975.904	2.670.216.930	2.670.216.930

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**1.522.960.215**		**480.647.768**	**40.560.503**				**2.044.168.486**
1001	**154.577.340**							**154.577.340**
1028							**819.308.329**	**819.308.329**
1045			**103.335.253**	**3.939.714**			**143.533.705**	**250.808.672**
1046			**7.233.366**				**168.332.705**	**175.566.071**
1050			**129.972.056**	**4.392.031**			**104.612**	**134.468.699**
1052	**655.704.028**		**214.522.541**	**5.136.629**			**873.278.222**	**1.748.641.420**
1053			**180.384.676**	**8.756.928**			**254.854.121**	**443.995.725**
1056	**191.943.131**							**191.943.131**
1058			**15.572.350**	**2.440.000**				**18.012.350**
1080			**5.845.939**	**800.000**			**410.805.236**	**417.451.175**
1087			**1.935.005.241**					**1.935.005.241**
Total	**2.525.184.714**	**0**	**3.072.519.190**	**66.025.805**	**0**	**0**	**2.670.216.930**	**8.333.946.639**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32101 MINISTÉRIO DE MINAS E ENERGIA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		386.382.440	1.389.027.961	1.378.184.751	1.061.860.947	1.050.876.416
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	259.948.152	287.994.154	285.224.767	288.095.885	281.968.453
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	123.598.040	220.960.537	212.906.083	191.072.121	183.229.315
0999	RESERVA DE CONTINGÊNCIA	0	875.030.415	875.030.415	579.137.941	579.137.941
3101	ENERGIA ELÉTRICA	997.118	850.000	850.000	800.000	1.800.000
3102	MINERAÇÃO SEGURA E SUSTENTÁVEL	1.294.160	1.450.000	1.450.000	1.000.000	1.985.707
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	544.970	1.192.855	1.192.855	955.000	1.955.000
3107	TRANSIÇÃO ENERGÉTICA	0	1.550.000	1.530.631	800.000	800.000
Funcao						
09	PREVIDÊNCIA SOCIAL	93.244.251	94.472.664	94.472.664	106.220.617	106.220.617
22	INDÚSTRIA	1.294.160	1.450.000	1.450.000	1.000.000	1.985.707
25	ENERGIA	168.280.554	197.159.345	194.370.589	184.475.268	180.347.836
28	ENCARGOS ESPECIAIS	123.563.475	220.915.537	212.861.083	191.027.121	183.184.315
99	RESERVA DE CONTINGÊNCIA	0	875.030.415	875.030.415	579.137.941	579.137.941
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	1.073.663	2.742.855	2.723.486	1.755.000	1.755.000
122	ADMINISTRAÇÃO GERAL	122.791.102	130.228.929	128.995.858	135.435.942	131.685.443
126	TECNOLOGIA DA INFORMAÇÃO	13.903.528	23.900.000	23.249.936	21.000.000	19.282.425
128	FORMAÇÃO DE RECURSOS HUMANOS	385.305	600.000	600.000	600.000	600.000
131	COMUNICAÇÃO SOCIAL	5.315.117	10.000.000	9.506.682	9.000.000	8.340.642
211	RELAÇÕES DIPLOMÁTICAS	551.405	8.010.130	7.617.196	45.000	45.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	93.244.251	94.472.664	94.472.664	106.220.617	106.220.617
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	11.271.347	12.019.112	12.019.112	12.134.855	12.134.855
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	9.956.104	6.500.000	6.500.000	0	0
663	MINERAÇÃO	1.294.160	1.450.000	1.450.000	1.000.000	1.985.707
752	ENERGIA ELÉTRICA	468.425	850.000	850.000	800.000	1.800.000
754	BIOCOMBUSTÍVEIS	0	0	0	0	1.000.000
846	OUTROS ENCARGOS ESPECIAIS	126.128.034	223.223.856	215.169.402	194.731.592	186.888.786
999	RESERVA DE CONTINGÊNCIA	0	875.030.415	875.030.415	579.137.941	579.137.941
GND						
1	PESSOAL E ENCARGOS SOCIAIS	170.366.267	172.535.911	172.535.911	195.778.151	195.778.151
3	OUTRAS DESPESAS CORRENTES	203.600.699	331.700.482	321.717.322	274.074.855	264.090.518
4	INVESTIMENTOS	12.415.474	9.761.153	8.901.103	12.870.000	11.869.806
9	RESERVA DE CONTINGENCIA	0	875.030.415	875.030.415	579.137.941	579.137.941

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**89.557.534**		**180.141.883**	**11.869.806**				**281.569.223**
1001	**92.729.705**							**92.729.705**
1046							**168.332.705**	**168.332.705**
1053			**83.948.635**					**83.948.635**
1056	**13.490.912**							**13.490.912**
1080							**410.805.236**	**410.805.236**
Total	**195.778.151**	**0**	**264.090.518**	**11.869.806**	**0**	**0**	**579.137.941**	**1.050.876.416**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32101 MINISTÉRIO DE MINAS E ENERGIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**281.968.453**
	Atividade								**172.043.365**
0032 **2000**	**Administração da Unidade**	25 122							**45.059.501**
0032 2000 **0001**	Administração da Unidade - **Nacional**								45.059.501
			F	3-ODC	2	90	0	1000	39.238.083
			F	3-ODC	2	91	0	1000	50.000
			F	4-INV	2	90	0	1000	5.771.418
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**3.234.672**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								3.234.672
			F	3-ODC	1	90	0	1000	3.234.672
0032 **20TP**	**Ativos Civis da União**	25 122							**85.825.942**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								85.825.942
			F	1-PES	1	90	0	1000	85.825.942
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**8.900.183**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								8.900.183
			F	3-ODC	1	90	0	1000	8.900.183
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	25 122							**800.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 30								800.000
			F	3-ODC	2	90	0	1000	800.000
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	25 126							**19.282.425**
0032 218T **5664**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Em Brasília - DF**								19.282.425
			F	3-ODC	2	90	0	1000	13.484.037
			F	4-INV	2	90	0	1000	5.798.388
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	25 128							**600.000**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional** Servidor capacitado (unidade): 350								600.000
			F	3-ODC	2	90	0	1000	600.000
0032 **4641**	**Publicidade de Utilidade Pública**	25 131							**8.340.642**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								8.340.642
			F	3-ODC	2	90	0	1000	8.340.642
	Operação Especial								**109.925.088**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**106.220.617**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								106.220.617
			S	1-PES	1	90	0	1001	92.729.705
			S	1-PES	1	90	0	1056	13.490.912
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	25 846							**3.704.471**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								3.704.471
			F	1-PES	0	91	0	1000	3.704.471
0909	**Operações Especiais: Outros Encargos Especiais**								**183.229.315**
	Operação Especial								**183.229.315**
0909 **00OE**	**Remuneração da Empresa Pré-Sal Petróleo S.A. pela Gestão de Contratos**	28 846							**183.157.194**
0909 00OE **0001**	Remuneração da Empresa Pré-Sal Petróleo S.A. pela Gestão de Contratos - **Nacional**								183.157.194
			F	3-ODC	2	80	0	1000	28.728.876
			F	3-ODC	2	90	0	1000	70.479.683
			F	3-ODC	2	90	0	1053	83.948.635
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	25 211							**45.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32101 MINISTÉRIO DE MINAS E ENERGIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								45.000
			F	3-ODC	2	80	0	1000	45.000
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0999	**Reserva de Contingência**								**579.137.941**
	Operação Especial								**579.137.941**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**579.137.941**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								579.137.941
			F	9-RES	0	99	0	1046	168.332.705
			F	9-RES	0	99	0	1080	410.805.236
3101	**Energia Elétrica**								**1.800.000**
	Atividade								**1.800.000**
3101 **21BA**	**Coordenação das Ações de Gestão e Monitoramento do Setor Elétrico**	25 752							**1.800.000**
3101 21BA **0001**	Coordenação das Ações de Gestão e Monitoramento do Setor Elétrico - **Nacional** Monitoramento realizado (unidade): 109								1.800.000
			F	3-ODC	2	90	0	1000	1.800.000
3102	**Mineração Segura e Sustentável**								**1.985.707**
	Atividade								**1.985.707**
3102 **4887**	**Gestão das Políticas de Geologia, Mineração e Transformação Mineral**	22 663							**1.985.707**
3102 4887 **0001**	Gestão das Políticas de Geologia, Mineração e Transformação Mineral - **Nacional** Documento produzido (unidade): 14								1.985.707
			F	3-ODC	2	90	0	1000	1.985.707
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**1.955.000**
	Atividade								**1.955.000**
3103 **2E91**	**Apoio à Política Nacional de Biocombustíveis - RenovaBio**	25 754							**1.000.000**
3103 2E91 **0001**	Apoio à Política Nacional de Biocombustíveis - RenovaBio - **Nacional** Projeto apoiado (unidade): 2								1.000.000
			F	3-ODC	2	90	0	1000	700.000
			F	4-INV	2	90	0	1000	300.000
3103 **4892**	**Planejamento dos Setores de Petróleo, Derivados, Gás Natural e Biocombustíveis**	25 121							**955.000**
3103 4892 **0001**	Planejamento dos Setores de Petróleo, Derivados, Gás Natural e Biocombustíveis - **Nacional** Iniciativa implementada (unidade): 2								955.000
			F	3-ODC	2	90	0	1000	955.000
3107	**Transição Energética**								**800.000**
	Atividade								**800.000**
3107 **4897**	**Transição Energética e Planejamento**	25 121							**800.000**
3107 4897 **0001**	Transição Energética e Planejamento - **Nacional** Documento produzido (unidade): 2								800.000
			F	3-ODC	2	90	0	1000	800.000
Total									**1.050.876.416**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32202 COMPANHIA DE PESQUISA DE RECURSOS MINERAIS - CPRM

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		616.201.627	884.442.104	884.942.104	870.272.332	871.272.332
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	539.898.711	604.476.572	604.476.572	658.133.527	658.133.527
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	2.394.698	5.266.097	5.266.097	5.530.639	5.530.639
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	543.670	411.151	411.151	593.292	593.292
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	138.804	250.000	250.000	150.000	150.000
0999	RESERVA DE CONTINGÊNCIA	0	192.038.284	192.038.284	143.533.705	143.533.705
2318	GESTÃO DE RISCOS E DE DESASTRES	17.850.831	14.200.000	14.700.000	10.000.000	10.000.000
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	4.418.294	2.000.000	2.000.000	1.577.714	2.577.714
3102	MINERAÇÃO SEGURA E SUSTENTÁVEL	48.256.905	54.200.000	54.200.000	41.753.455	41.753.455
6113	OCEANO, ZONA COSTEIRA E ANTÁRTICA	2.699.714	11.600.000	11.600.000	9.000.000	9.000.000
Funcao						
18	GESTÃO AMBIENTAL	3.209.768	4.000.000	4.000.000	14.855.166	14.855.166
22	INDÚSTRIA	609.914.687	682.476.572	682.976.572	705.609.530	706.609.530
28	ENCARGOS ESPECIAIS	3.077.172	5.927.248	5.927.248	6.273.931	6.273.931
99	RESERVA DE CONTINGÊNCIA	0	192.038.284	192.038.284	143.533.705	143.533.705
Subfuncao						
122	ADMINISTRAÇÃO GERAL	484.785.838	552.337.359	552.337.359	590.091.408	590.091.408
126	TECNOLOGIA DA INFORMAÇÃO	13.661.926	0	0	0	0
127	ORDENAMENTO TERRITORIAL	1.514.468	0	0	0	0
128	FORMAÇÃO DE RECURSOS HUMANOS	1.498.778	0	0	0	0
131	COMUNICAÇÃO SOCIAL	2.080.000	0	0	200.000	200.000
182	DEFESA CIVIL	17.850.831	14.200.000	14.700.000	10.000.000	10.000.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	48.324.326	48.139.213	48.139.213	52.986.953	52.986.953
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	3.209.768	4.000.000	4.000.000	14.855.166	14.855.166
544	RECURSOS HÍDRICOS	4.418.294	2.000.000	2.000.000	1.577.714	2.577.714
571	DESENVOLVIMENTO CIENTÍFICO	0	2.000.000	2.000.000	2.000.000	2.000.000
663	MINERAÇÃO	35.780.225	63.800.000	63.800.000	48.753.455	48.753.455
846	OUTROS ENCARGOS ESPECIAIS	3.077.172	5.927.248	5.927.248	6.273.931	6.273.931
999	RESERVA DE CONTINGÊNCIA	0	192.038.284	192.038.284	143.533.705	143.533.705
GND						
1	PESSOAL E ENCARGOS SOCIAIS	443.972.904	526.276.933	526.276.933	565.064.245	565.064.245
3	OUTRAS DESPESAS CORRENTES	153.796.619	154.287.414	154.437.414	157.734.668	158.434.668
4	INVESTIMENTOS	18.432.103	11.839.473	12.189.473	3.939.714	4.239.714
9	RESERVA DE CONTINGENCIA	0	192.038.284	192.038.284	143.533.705	143.533.705

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**565.064.245**		**54.338.047**	**300.000**				**619.702.292**
1045			**103.335.253**	**3.939.714**			**143.533.705**	**250.808.672**
1050			**761.368**					**761.368**
Total	**565.064.245**	**0**	**158.434.668**	**4.239.714**	**0**	**0**	**143.533.705**	**871.272.332**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32202 COMPANHIA DE PESQUISA DE RECURSOS MINERAIS - CPRM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**658.133.527**
	Atividade								**658.133.527**
0032 **2000**	**Administração da Unidade**	22 122							**30.500.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								30.500.000
			F	3-ODC	2	90	0	1045	30.500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**29.547.127**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								29.547.127
			F	3-ODC	1	90	0	1000	29.547.127
0032 **20TP**	**Ativos Civis da União**	22 122							**559.591.408**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								559.591.408
			F	1-PES	1	90	0	1000	559.591.408
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**23.439.826**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								23.439.826
			F	3-ODC	1	90	0	1000	23.439.826
0032 **21HF**	**Recuperação Ambiental da Bacia Carbonífera de Santa Catarina**	18 543							**14.855.166**
0032 21HF **0042**	Recuperação Ambiental da Bacia Carbonífera de Santa Catarina - **No Estado de Santa Catarina**								14.855.166
	Área recuperada (ha): 188		F	3-ODC	2	90	0	1045	14.355.166
			F	4-INV	2	90	0	1045	500.000
0032 **4641**	**Publicidade de Utilidade Pública**	22 131							**200.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								200.000
			F	3-ODC	2	90	0	1045	200.000
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**5.530.639**
	Operação Especial								**5.530.639**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**5.529.639**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								5.529.639
			F	1-PES	1	90	0	1000	5.471.837
			F	3-ODC	1	90	0	1000	57.802
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								1.000
			F	1-PES	1	90	0	1000	1.000
0909	**Operações Especiais: Outros Encargos Especiais**								**593.292**
	Operação Especial								**593.292**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**593.292**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								593.292
			S	3-ODC	1	90	0	1000	593.292
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**150.000**
	Operação Especial								**150.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**150.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								150.000
			F	3-ODC	2	80	0	1045	150.000
0999	**Reserva de Contingência**								**143.533.705**
	Operação Especial								**143.533.705**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**143.533.705**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								143.533.705
			F	9-RES	0	99	0	1045	143.533.705
2318	**Gestão de Riscos e de Desastres**								**10.000.000**
	Atividade								**10.000.000**
2318 **21HC**	**Mapeamentos, Monitoramentos e Alertas voltados à Prevenção de Desastres - Novo PAC**	22 182							**10.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32202 COMPANHIA DE PESQUISA DE RECURSOS MINERAIS - CPRM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2318 21HC **0001**	Mapeamentos, Monitoramentos e Alertas voltados à Prevenção de Desastres - Novo PAC - **Nacional** Atividade realizada (unidade): 10								10.000.000
			F	3-ODC	3	90	0	1045	8.700.000
			F	4-INV	3	90	0	1045	1.300.000
2321	**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**2.577.714**
	Atividade								**2.577.714**
2321 **2397**	**Conhecimento para Gestão e Ampliação da Oferta Hídrica**	22 544							**2.577.714**
2321 2397 **0001**	Conhecimento para Gestão e Ampliação da Oferta Hídrica - **Nacional** Atividade realizada (unidade): 8								2.577.714
			F	3-ODC	2	90	0	1000	700.000
			F	3-ODC	2	90	0	1045	1.338.000
			F	4-INV	2	90	0	1000	300.000
			F	4-INV	2	90	0	1045	239.714
3102	**Mineração Segura e Sustentável**								**41.753.455**
	Atividade								**41.753.455**
3102 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	22 571							**2.000.000**
3102 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional** Projeto apoiado (unidade): 13								2.000.000
			F	3-ODC	2	50	0	1045	2.000.000
3102 **21HD**	**Geologia para Mineração e Desenvolvimento Sustentável**	22 663							**9.250.000**
3102 21HD **0001**	Geologia para Mineração e Desenvolvimento Sustentável - **Nacional** Atividade realizada (unidade): 18								9.250.000
			F	3-ODC	2	90	0	1045	8.438.632
			F	3-ODC	2	90	0	1050	761.368
			F	4-INV	2	90	0	1045	50.000
3102 **21HE**	**Pesquisa Mineral - Novo PAC**	22 663							**30.503.455**
3102 21HE **0001**	Pesquisa Mineral - Novo PAC - **Nacional** Atividade realizada (unidade): 6								30.503.455
			F	3-ODC	3	90	0	1045	29.653.455
			F	4-INV	3	90	0	1045	850.000
6113	**Oceano, Zona Costeira e Antártica**								**9.000.000**
	Atividade								**9.000.000**
6113 **20LC**	**Geologia do Espaço Marinho e Costeiro - Novo PAC**	22 663							**9.000.000**
6113 20LC **0001**	Geologia do Espaço Marinho e Costeiro - Novo PAC - **Nacional** Atividade realizada (unidade): 3								9.000.000
			F	3-ODC	3	90	0	1045	8.000.000
			F	4-INV	3	90	0	1045	1.000.000
Total									**871.272.332**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32265 AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		431.900.720	2.468.178.368	2.468.178.368	1.579.899.437	1.649.899.437
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	381.845.744	398.809.971	398.809.971	457.141.995	486.840.661
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	22.433	25.000	25.000	28.000	28.000
0999	RESERVA DE CONTINGÊNCIA	0	2.018.460.314	2.018.460.314	1.080.216.236	1.080.216.236
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	50.032.542	50.870.083	50.870.083	42.499.085	82.800.419
Funcao						
09	PREVIDÊNCIA SOCIAL	24.276.522	24.466.190	24.466.190	27.719.480	27.719.480
25	ENERGIA	407.601.765	425.213.864	425.213.864	471.921.600	541.921.600
28	ENCARGOS ESPECIAIS	22.433	38.000	38.000	42.121	42.121
99	RESERVA DE CONTINGÊNCIA	0	2.018.460.314	2.018.460.314	1.080.216.236	1.080.216.236
Subfuncao						
122	ADMINISTRAÇÃO GERAL	313.134.032	327.950.602	327.950.602	375.875.142	405.573.808
125	NORMATIZAÇÃO E FISCALIZAÇÃO	50.032.542	50.870.083	50.870.083	42.499.085	82.800.419
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	24.276.522	24.466.190	24.466.190	27.719.480	27.719.480
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	12.475.679	14.731.939	14.731.939	13.713.608	13.713.608
846	OUTROS ENCARGOS ESPECIAIS	31.981.945	31.699.240	31.699.240	39.875.886	39.875.886
999	RESERVA DE CONTINGÊNCIA	0	2.018.460.314	2.018.460.314	1.080.216.236	1.080.216.236
GND						
1	PESSOAL E ENCARGOS SOCIAIS	284.774.475	294.384.581	294.384.581	353.348.508	353.348.508
3	OUTRAS DESPESAS CORRENTES	145.886.748	154.633.473	154.633.473	143.926.294	191.383.765
4	INVESTIMENTOS	1.239.497	700.000	700.000	2.408.399	24.950.928
9	RESERVA DE CONTINGENCIA	0	2.018.460.314	2.018.460.314	1.080.216.236	1.080.216.236

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**47.457.471**	**22.542.529**				**70.000.000**
1028							**819.308.329**	**819.308.329**
1050			**87.766.221**	**280.000**				**88.046.221**
1052	**325.629.028**		**56.160.073**	**2.128.399**			**260.907.907**	**644.825.407**
1056	**27.719.480**							**27.719.480**
Total	**353.348.508**	**0**	**191.383.765**	**24.950.928**	**0**	**0**	**1.080.216.236**	**1.649.899.437**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32265 AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**486.840.661**
	Atividade								**419.287.416**
0032 **2000**	**Administração da Unidade**	25 122							**119.542.666**
0032 2000 **0001**	Administração da Unidade - **Nacional**								119.542.666
			F	3-ODC	2	50	0	1050	1.700.000
			F	3-ODC	2	90	0	1000	14.493.915
			F	3-ODC	2	90	0	1050	56.508.796
			F	3-ODC	2	90	0	1052	30.856.805
			F	4-INV	2	90	0	1000	15.204.751
			F	4-INV	2	90	0	1050	60.000
			F	4-INV	2	90	0	1052	718.399
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**3.565.908**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.565.908
			F	3-ODC	1	90	0	1052	3.565.908
0032 **20TP**	**Ativos Civis da União**	25 122							**285.781.142**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								285.781.142
			F	1-PES	1	90	0	1052	285.781.142
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**10.147.700**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								10.147.700
			F	3-ODC	1	90	0	1052	10.147.700
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	25 122							**250.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								250.000
	Agente público beneficiado (unidade): 10		F	3-ODC	2	90	0	1050	250.000
	Operação Especial								**67.553.245**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**27.719.480**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								27.719.480
			S	1-PES	1	90	0	1056	27.719.480
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	25 846							**39.833.765**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								39.833.765
			F	1-PES	0	91	0	1052	39.833.765
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1052	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**28.000**
	Operação Especial								**28.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**28.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								28.000
			F	3-ODC	2	80	0	1050	28.000
0999	**Reserva de Contingência**								**1.080.216.236**
	Operação Especial								**1.080.216.236**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.080.216.236**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								1.080.216.236
			F	9-RES	0	99	0	1028	819.308.329
			F	9-RES	0	99	0	1052	260.907.907
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**82.800.419**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32265 AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
			Atividade								**82.800.419**
3103	**212J**		**Regulação da Distribuição e Revenda de Derivados de Petróleo, Gás Natural e Biocombustíveis**	25 125							**56.781.594**
3103	212J	**0001**	Regulação da Distribuição e Revenda de Derivados de Petróleo, Gás Natural e Biocombustíveis - **Nacional** Fiscalização realizada (unidade): 15.300								56.781.594
					F	3-ODC	2	90	0	1000	25.136.816
					F	3-ODC	2	90	0	1050	18.864.625
					F	3-ODC	2	90	0	1052	7.336.972
					F	4-INV	2	90	0	1000	3.823.181
					F	4-INV	2	90	0	1050	220.000
					F	4-INV	2	90	0	1052	1.400.000
3103	**212K**		**Regulação da Exploração, Desenvolvimento e Produção de Petróleo, Gás Natural e Biocombustíveis**	25 125							**26.018.825**
3103	212K	**0001**	Regulação da Exploração, Desenvolvimento e Produção de Petróleo, Gás Natural e Biocombustíveis - **Nacional** Fiscalização realizada (unidade): 181								26.018.825
					F	3-ODC	2	90	0	1000	7.826.740
					F	3-ODC	2	90	0	1050	10.414.800
					F	3-ODC	2	90	0	1052	4.252.688
					F	4-INV	2	90	0	1000	3.514.597
					F	4-INV	2	90	0	1052	10.000
Total											**1.649.899.437**

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32266 AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.719.433.387	3.839.405.966	3.238.505.531	2.957.056.909	2.988.056.909
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	277.737.737	293.028.884	293.028.884	327.088.231	327.088.231
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	2.364.961.145	2.521.685.211	1.920.284.776	1.935.005.241	1.935.005.241
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	346.333	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	53.302	88.000	88.000	88.000	88.000
0999	RESERVA DE CONTINGÊNCIA	0	941.063.869	941.063.869	612.370.315	612.370.315
3101	ENERGIA ELÉTRICA	76.334.869	83.527.002	84.027.002	82.491.001	113.491.001
Funcao						
09	PREVIDÊNCIA SOCIAL	9.529.130	8.676.356	8.676.356	10.732.395	10.732.395
25	ENERGIA	344.543.477	367.879.530	368.379.530	398.846.837	429.846.837
28	ENCARGOS ESPECIAIS	2.365.360.780	2.521.786.211	1.920.385.776	1.935.107.362	1.935.107.362
99	RESERVA DE CONTINGÊNCIA	0	941.063.869	941.063.869	612.370.315	612.370.315
Subfuncao						
122	ADMINISTRAÇÃO GERAL	235.522.136	249.667.555	249.667.555	278.332.462	278.332.462
125	NORMATIZAÇÃO E FISCALIZAÇÃO	28.356.452	32.268.716	32.268.716	32.141.417	43.141.417
128	FORMAÇÃO DE RECURSOS HUMANOS	1.068.064	1.631.722	1.631.722	1.512.000	1.512.000
130	ADMINISTRAÇÃO DE CONCESSÕES	12.145.315	7.050.753	7.050.753	10.750.659	10.750.659
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	9.529.130	8.676.356	8.676.356	10.732.395	10.732.395
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.788.145	9.981.315	9.981.315	10.573.610	10.573.610
665	NORMALIZAÇÃO E QUALIDADE	6.582.140	8.847.841	8.847.841	12.719.804	12.719.804
752	ENERGIA ELÉTRICA	29.250.963	35.359.692	35.859.692	26.879.121	46.879.121
845	OUTRAS TRANSFERÊNCIAS	2.364.961.145	2.521.685.211	1.920.284.776	1.935.005.241	1.935.005.241
846	OUTROS ENCARGOS ESPECIAIS	23.229.897	23.172.936	23.172.936	26.039.885	26.039.885
999	RESERVA DE CONTINGÊNCIA	0	941.063.869	941.063.869	612.370.315	612.370.315
GND						
1	PESSOAL E ENCARGOS SOCIAIS	204.123.837	211.039.513	211.039.513	252.305.484	252.305.484
3	OUTRAS DESPESAS CORRENTES	2.509.417.997	2.678.469.327	2.077.318.892	2.089.372.880	2.120.372.880
4	INVESTIMENTOS	5.891.553	8.833.257	9.083.257	3.008.230	3.008.230
9	RESERVA DE CONTINGENCIA	0	941.063.869	941.063.869	612.370.315	612.370.315

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**31.000.000**					**31.000.000**
1052	**241.573.089**		**154.367.639**	**3.008.230**			**612.370.315**	**1.011.319.273**
1056	**10.732.395**							**10.732.395**
1087			**1.935.005.241**					**1.935.005.241**
Total	**252.305.484**	**0**	**2.120.372.880**	**3.008.230**	**0**	**0**	**612.370.315**	**2.988.056.909**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32266 AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**327.088.231**
	Atividade								**290.418.072**
0032 **2000**	**Administração da Unidade**	25 122							**62.446.258**
0032 2000 **0001**	Administração da Unidade - **Nacional**								62.446.258
			F	3-ODC	2	90	0	1052	59.438.028
			F	4-INV	2	90	0	1052	3.008.230
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**2.200.008**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								2.200.008
			F	3-ODC	1	90	0	1052	2.200.008
0032 **20TP**	**Ativos Civis da União**	25 122							**215.621.204**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								215.621.204
			F	1-PES	1	90	0	1052	215.621.204
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**8.373.602**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								8.373.602
			F	3-ODC	1	90	0	1052	8.373.602
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	25 122							**265.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								265.000
	Agente público beneficiado (unidade): 15		F	3-ODC	2	90	0	1052	265.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	25 128							**1.512.000**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional**								1.512.000
	Servidor capacitado (unidade): 496		F	3-ODC	2	90	0	1052	1.512.000
	Operação Especial								**36.670.159**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**10.732.395**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								10.732.395
			S	1-PES	1	90	0	1056	10.732.395
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	25 846							**25.937.764**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								25.937.764
			F	1-PES	0	91	0	1052	25.937.764
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**1.935.005.241**
	Operação Especial								**1.935.005.241**
0903 **00NY**	**Transferência de Recursos para a Conta de Desenvolvimento Energético (Lei nº 10.438, de 26 de abril de 2002)**	28 845							**1.935.005.241**
0903 00NY **0001**	Transferência de Recursos para a Conta de Desenvolvimento Energético (Lei nº 10.438, de 26 de abril de 2002) - **Nacional**								1.935.005.241
			F	3-ODC	1	50	0	1087	1.935.005.241
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1052	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**88.000**
	Operação Especial								**88.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**50.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								50.000
			F	3-ODC	2	50	0	1052	50.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**38.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32266 AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								38.000
			F	3-ODC	2	80	0	1052	38.000
0999	**Reserva de Contingência**								**612.370.315**
	Operação Especial								**612.370.315**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**612.370.315**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								612.370.315
			F	9-RES	0	99	0	1052	612.370.315
3101	**Energia Elétrica**								**113.491.001**
	Atividade								**113.491.001**
3101 **2993**	**Ouvidoria Setorial da Agência Nacional de Energia Elétrica**	25 752							**41.201.324**
3101 2993 **0001**	Ouvidoria Setorial da Agência Nacional de Energia Elétrica - **Nacional**								41.201.324
	Solicitação atendida (unidade): 4.470.000		F	3-ODC	2	32	0	1052	670.000
			F	3-ODC	2	90	0	1000	20.000.000
			F	3-ODC	2	90	0	1052	20.531.324
3101 **2C42**	**Participação Pública e Comunicação com a Sociedade**	25 752							**5.677.797**
3101 2C42 **0001**	Participação Pública e Comunicação com a Sociedade - **Nacional**								5.677.797
	Evento realizado (unidade): 221		F	3-ODC	2	90	0	1052	5.428.174
			F	3-ODC	2	91	0	1052	249.623
3101 **4699**	**Outorga de Geração, Transmissão e Distribuição de Energia Elétrica**	25 130							**10.750.659**
3101 4699 **0001**	Outorga de Geração, Transmissão e Distribuição de Energia Elétrica - **Nacional**								10.750.659
	Ato de Outorga emitido (unidade): 449		F	3-ODC	2	90	0	1052	10.750.659
3101 **4703**	**Regulamentação dos Serviços de Energia Elétrica**	25 665							**12.719.804**
3101 4703 **0001**	Regulamentação dos Serviços de Energia Elétrica - **Nacional**								12.719.804
	Ato regulatório publicado (unidade): 266		F	3-ODC	2	90	0	1052	12.719.804
3101 **4880**	**Fiscalização dos Serviços de Energia Elétrica**	25 125							**43.141.417**
3101 4880 **0001**	Fiscalização dos Serviços de Energia Elétrica - **Nacional**								43.141.417
	Fiscalização realizada (unidade): 2.446		F	3-ODC	2	32	0	1052	18.202.207
			F	3-ODC	2	90	0	1000	11.000.000
			F	3-ODC	2	90	0	1052	13.939.210
Total									**2.988.056.909**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32314 EMPRESA DE PESQUISA ENERGÉTICA - EPE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		156.823.577	185.630.399	183.703.995	225.400.177	223.704.886
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	145.444.348	171.941.957	170.339.142	209.896.662	208.201.371
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	1.340.220	1.086.891	1.086.891	1.142.264	1.142.264
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	117.152	289.591	289.591	285.746	285.746
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.312.706	1.564.000	1.492.469	196.200	196.200
0999	RESERVA DE CONTINGÊNCIA	0	1.940.561	1.940.561	0	0
3101	ENERGIA ELÉTRICA	4.946.393	0	0	0	0
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	3.662.760	0	0	0	0
3107	TRANSIÇÃO ENERGÉTICA	0	8.807.399	8.555.341	13.879.305	13.879.305
Funcao						
25	ENERGIA	154.170.652	181.038.947	179.184.074	224.061.713	222.366.422
28	ENCARGOS ESPECIAIS	2.652.925	2.650.891	2.579.360	1.338.464	1.338.464
99	RESERVA DE CONTINGÊNCIA	0	1.940.561	1.940.561	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	4.946.393	3.136.637	3.136.637	6.645.939	6.645.939
122	ADMINISTRAÇÃO GERAL	136.508.578	159.986.795	158.488.033	198.012.706	196.317.415
128	FORMAÇÃO DE RECURSOS HUMANOS	1.514.102	2.109.266	2.005.213	0	0
211	RELAÇÕES DIPLOMÁTICAS	117.152	289.591	289.591	285.746	285.746
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.421.667	9.845.896	9.845.896	11.883.956	11.883.956
753	COMBUSTÍVEIS MINERAIS	3.530.103	5.109.462	4.857.404	6.081.318	6.081.318
754	BIOCOMBUSTÍVEIS	132.657	561.300	561.300	1.152.048	1.152.048
846	OUTROS ENCARGOS ESPECIAIS	2.652.925	2.650.891	2.579.360	1.338.464	1.338.464
999	RESERVA DE CONTINGÊNCIA	0	1.940.561	1.940.561	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	109.366.827	125.333.552	125.333.552	170.784.944	170.784.944
3	OUTRAS DESPESAS CORRENTES	43.828.927	56.559.669	54.791.562	52.995.233	51.324.507
4	INVESTIMENTOS	3.627.823	1.796.617	1.638.320	1.620.000	1.595.435
9	RESERVA DE CONTINGENCIA	0	1.940.561	1.940.561	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**170.784.944**		**36.940.387**	**795.435**				**208.520.766**
1046			**7.233.366**					**7.233.366**
1050			**1.304.815**					**1.304.815**
1080			**5.845.939**	**800.000**				**6.645.939**
Total	**170.784.944**	**0**	**51.324.507**	**1.595.435**	**0**	**0**	**0**	**223.704.886**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32314 EMPRESA DE PESQUISA ENERGÉTICA - EPE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**208.201.371**
			Atividade								**208.201.371**
0032	**2000**		**Administração da Unidade**	25 122							**26.063.174**
0032	2000	**0001**	Administração da Unidade - **Nacional**								26.063.174
					F	3-ODC	2	90	0	1000	21.134.067
					F	3-ODC	2	90	0	1050	1.304.815
					F	3-ODC	2	91	0	1000	2.828.857
					F	4-INV	2	90	0	1000	795.435
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**3.643.257**
0032	2004	**0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								3.643.257
					F	3-ODC	1	90	0	1000	3.643.257
0032	**20TP**		**Ativos Civis da União**	25 122							**169.654.241**
0032	20TP	**0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								169.654.241
					F	1-PES	1	90	0	1000	169.654.241
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**8.240.699**
0032	212B	**0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								8.240.699
					F	3-ODC	1	90	0	1000	8.240.699
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	25 122							**600.000**
0032	216H	**0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								600.000
			Agente público beneficiado (unidade): 6		F	3-ODC	2	90	0	1000	600.000
0901			**Operações Especiais: Cumprimento de Sentenças Judiciais**								**1.142.264**
			Operação Especial								**1.142.264**
0901	**0022**		**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**1.141.264**
0901	0022	**0033**	Sentenças Judiciais Devidas por Empresas Estatais - **No Estado do Rio de Janeiro**								1.141.264
					F	1-PES	1	90	0	1000	1.129.703
					F	3-ODC	1	90	0	1000	11.561
0901	**0625**		**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901	0625	**0033**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Estado do Rio de Janeiro**								1.000
					F	1-PES	1	90	0	1000	1.000
0909			**Operações Especiais: Outros Encargos Especiais**								**285.746**
			Operação Especial								**285.746**
0909	**00PN**		**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	25 211							**285.746**
0909	00PN	**0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								285.746
					F	3-ODC	2	80	0	1000	285.746
0910			**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**196.200**
			Operação Especial								**196.200**
0910	**00PW**		**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**196.200**
0910	00PW	**0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								196.200
					F	3-ODC	2	50	0	1000	196.200
3107			**Transição Energética**								**13.879.305**
			Atividade								**13.879.305**
3107	**20LI**		**Estudos para o Planejamento do Setor Energético**	25 121							**6.645.939**
3107	20LI	**0001**	Estudos para o Planejamento do Setor Energético - **Nacional**								6.645.939
			Documento produzido (unidade): 40		F	3-ODC	2	90	0	1080	5.845.939
					F	4-INV	2	90	0	1080	800.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32314 EMPRESA DE PESQUISA ENERGÉTICA - EPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3107 **21BC**	**Estudos da Indústria de Petróleo e Gás Natural**	25 753							**6.081.318**
3107 21BC **0001**	Estudos da Indústria de Petróleo e Gás Natural - **Nacional**								6.081.318
	Estudo realizado (unidade): 5		F	3-ODC	2	90	0	1046	6.081.318
3107 **21BD**	**Estudos da Indústria de Biocombustíveis**	25 754							**1.152.048**
3107 21BD **0001**	Estudos da Indústria de Biocombustíveis - **Nacional**								1.152.048
	Estudo realizado (unidade): 4		F	3-ODC	2	90	0	1046	1.152.048
Total									**223.704.886**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32396 AGÊNCIA NACIONAL DE MINERAÇÃO - ANM

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		444.513.093	907.718.628	907.818.628	821.237.313	822.237.313
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	411.840.851	488.297.274	488.397.274	532.564.459	533.564.459
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0999	RESERVA DE CONTINGÊNCIA	0	383.854.573	383.854.573	254.958.733	254.958.733
3102	MINERAÇÃO SEGURA E SUSTENTÁVEL	32.672.242	35.553.781	35.553.781	33.700.000	33.700.000
Funcao						
04	ADMINISTRAÇÃO	16.921.718	22.752.756	22.852.756	20.531.928	21.531.928
09	PREVIDÊNCIA SOCIAL	98.406.659	99.672.469	99.672.469	146.830.964	146.830.964
22	INDÚSTRIA	329.184.716	401.425.830	401.425.830	398.901.567	398.901.567
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
99	RESERVA DE CONTINGÊNCIA	0	383.854.573	383.854.573	254.958.733	254.958.733
Subfuncao						
122	ADMINISTRAÇÃO GERAL	245.459.909	305.595.875	305.595.875	308.056.263	308.056.263
125	NORMATIZAÇÃO E FISCALIZAÇÃO	18.501.222	18.641.184	18.641.184	18.150.000	18.150.000
126	TECNOLOGIA DA INFORMAÇÃO	31.092.737	39.665.353	39.765.353	36.081.928	37.081.928
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	98.406.659	99.672.469	99.672.469	146.830.964	146.830.964
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	18.537.700	20.372.923	20.372.923	18.702.593	18.702.593
846	OUTROS ENCARGOS ESPECIAIS	32.514.865	39.916.251	39.916.251	38.456.832	38.456.832
999	RESERVA DE CONTINGÊNCIA	0	383.854.573	383.854.573	254.958.733	254.958.733
GND						
1	PESSOAL E ENCARGOS SOCIAIS	322.560.450	387.832.979	387.832.979	438.388.189	438.388.189
3	OUTRAS DESPESAS CORRENTES	105.446.247	118.491.202	118.491.202	119.133.463	120.133.463
4	INVESTIMENTOS	16.506.396	17.539.874	17.639.874	8.756.928	8.756.928
9	RESERVA DE CONTINGENCIA	0	383.854.573	383.854.573	254.958.733	254.958.733

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**203.055.314**		**19.702.593**					**222.757.907**
1001	**6.830.620**							**6.830.620**
1050							**104.612**	**104.612**
1052	**88.501.911**		**3.994.829**					**92.496.740**
1053			**96.436.041**	**8.756.928**			**254.854.121**	**360.047.090**
1056	**140.000.344**							**140.000.344**
Total	**438.388.189**	**0**	**120.133.463**	**8.756.928**	**0**	**0**	**254.958.733**	**822.237.313**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32396 AGÊNCIA NACIONAL DE MINERAÇÃO - ANM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**533.564.459**
	Atividade								**348.290.784**
0032 **2000**	**Administração da Unidade**	22 122							**54.375.870**
0032 2000 **0001**	Administração da Unidade - **Nacional**								54.375.870
			F	3-ODC	2	50	0	1053	46.761
			F	3-ODC	2	90	0	1053	52.147.188
			F	3-ODC	2	91	0	1053	181.921
			F	4-INV	2	90	0	1053	2.000.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**3.797.707**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								3.797.707
			F	3-ODC	1	90	0	1000	3.797.707
0032 **20TP**	**Ativos Civis da União**	22 122							**253.100.393**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								253.100.393
			F	1-PES	1	90	0	1000	164.598.482
			F	1-PES	1	90	0	1052	88.501.911
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	22 331							**14.904.886**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								14.904.886
			F	3-ODC	1	90	0	1000	14.904.886
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	22 122							**580.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 16								580.000
			F	3-ODC	2	90	0	1053	580.000
0032 **21F6**	**Modernização e Gestão dos Recursos de Tecnologia da Informação, Comunicação e Inovação Institucional**	04 126							**21.531.928**
0032 21F6 **0001**	Modernização e Gestão dos Recursos de Tecnologia da Informação, Comunicação e Inovação Institucional - **Nacional** Solução desenvolvida (unidade): 100								1.000.000
			F	3-ODC	2	90	0	1000	1.000.000
0032 21F6 **5664**	Modernização e Gestão dos Recursos de Tecnologia da Informação, Comunicação e Inovação Institucional - **Em Brasília - DF** Solução desenvolvida (unidade): 4								20.531.928
			F	3-ODC	2	90	0	1053	16.425.000
			F	4-INV	2	90	0	1053	4.106.928
	Operação Especial								**185.273.675**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**146.830.964**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								146.830.964
			S	1-PES	1	90	0	1001	6.830.620
			S	1-PES	1	90	0	1056	140.000.344
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	22 846							**38.442.711**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								38.442.711
			F	1-PES	0	91	0	1000	38.442.711
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0999	**Reserva de Contingência**								**254.958.733**
	Operação Especial								**254.958.733**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**254.958.733**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								254.958.733
			F	9-RES	0	99	0	1050	104.612
			F	9-RES	0	99	0	1053	254.854.121
3102	**Mineração Segura e Sustentável**								**33.700.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32396 AGÊNCIA NACIONAL DE MINERAÇÃO - ANM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**18.150.000**
3102 **215Z**	**Regulação, Outorga e Fiscalização da Mineração**	22 125							**18.150.000**
3102 215Z **0001**	Regulação, Outorga e Fiscalização da Mineração - **Nacional**								18.150.000
	Unidade fiscalizada (unidade): 25.312		F	3-ODC	2	90	0	1053	17.950.000
			F	4-INV	2	90	0	1053	200.000
	Projeto								**15.550.000**
3102 **15YU**	**Revisão e Automação dos Processos de Outorga e Fiscalização de Pesquisa e Lavra Mineral da ANM**	22 126							**15.550.000**
3102 15YU **0001**	Revisão e Automação dos Processos de Outorga e Fiscalização de Pesquisa e Lavra Mineral da ANM - **Nacional**								15.550.000
	Processo desenvolvido (unidade): 1		F	3-ODC	2	90	0	1052	3.994.829
			F	3-ODC	2	90	0	1053	9.105.171
			F	4-INV	2	90	0	1053	2.450.000
Total									**822.237.313**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32398 NUCLEBRÁS EQUIPAMENTOS PESADOS S.A. - NUCLEP

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		465.647.096	496.835.210	494.503.789	504.502.119	502.304.359
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	348.557.695	337.151.667	337.151.667	392.429.513	392.429.513
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	30.213.714	34.095.655	34.095.655	36.019.710	36.019.710
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	17.410	40.400	40.400	22.803	22.803
0999	RESERVA DE CONTINGÊNCIA	0	40.587.888	40.587.888	0	0
2306	POLÍTICA NUCLEAR	60.210.135	54.989.547	53.705.917	48.978.077	47.694.244
3101	ENERGIA ELÉTRICA	26.648.142	29.970.053	28.922.262	27.052.016	26.138.089
Funcao						
19	CIÊNCIA E TECNOLOGIA	348.557.695	337.151.667	337.151.667	0	0
25	ENERGIA	86.858.277	84.959.600	82.628.179	468.459.606	466.261.846
28	ENCARGOS ESPECIAIS	30.231.124	34.136.055	34.136.055	36.042.513	36.042.513
99	RESERVA DE CONTINGÊNCIA	0	40.587.888	40.587.888	0	0
Subfuncao						
122	ADMINISTRAÇÃO GERAL	303.027.400	298.054.399	298.054.399	335.492.082	335.492.082
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	45.530.295	39.097.268	39.097.268	56.937.431	56.937.431
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	60.210.135	54.989.547	53.705.917	48.978.077	47.694.244
751	CONSERVAÇÃO DE ENERGIA	26.648.142	29.970.053	28.922.262	27.052.016	26.138.089
846	OUTROS ENCARGOS ESPECIAIS	30.231.124	34.136.055	34.136.055	36.042.513	36.042.513
999	RESERVA DE CONTINGÊNCIA	0	40.587.888	40.587.888	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	332.786.328	331.249.309	331.249.309	370.509.535	370.509.535
3	OUTRAS DESPESAS CORRENTES	123.238.481	115.138.060	112.866.561	126.075.476	124.262.122
4	INVESTIMENTOS	9.622.287	9.859.953	9.800.031	7.917.108	7.532.702
9	RESERVA DE CONTINGENCIA	0	40.587.888	40.587.888	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**370.509.535**		**84.122.470**	**3.420.671**				**458.052.676**
1050			**40.139.652**	**4.112.031**				**44.251.683**
Total	**370.509.535**	**0**	**124.262.122**	**7.532.702**	**0**	**0**	**0**	**502.304.359**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32398 NUCLEBRÁS EQUIPAMENTOS PESADOS S.A. - NUCLEP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**392.429.513**
	Atividade								**392.429.513**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**27.551.217**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								27.551.217
			F	3-ODC	1	90	0	1000	27.551.217
0032 **20TP**	**Ativos Civis da União**	25 122							**335.492.082**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								335.492.082
			F	1-PES	1	90	0	1000	335.492.082
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	25 331							**29.386.214**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								29.386.214
			F	3-ODC	1	90	0	1000	29.386.214
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**36.019.710**
	Operação Especial								**36.019.710**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**8.276.835**
0901 0022 **0033**	Sentenças Judiciais Devidas por Empresas Estatais - **No Estado do Rio de Janeiro**								8.276.835
			F	1-PES	1	90	0	1000	7.274.578
			F	3-ODC	1	90	0	1000	1.002.257
0901 **00QY**	**Acordos referentes a passivos atuariais de estatais dependentes**	28 846							**27.741.875**
0901 00QY **0033**	Acordos referentes a passivos atuariais de estatais dependentes - **No Estado do Rio de Janeiro**								27.741.875
			F	1-PES	1	90	0	1000	27.741.875
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0033**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Estado do Rio de Janeiro**								1.000
			F	1-PES	1	90	0	1000	1.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**22.803**
	Operação Especial								**22.803**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**22.803**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								22.803
			F	3-ODC	2	50	0	1000	9.530
			F	3-ODC	2	50	0	1050	13.273
2306	**Política Nuclear**								**47.694.244**
	Atividade								**47.694.244**
2306 **20V1**	**Fabricação de Equipamentos Pesados para as Indústrias Nuclear e de Alta Tecnologia**	25 572							**47.694.244**
2306 20V1 **3303**	Fabricação de Equipamentos Pesados para as Indústrias Nuclear e de Alta Tecnologia - **No Município de Itaguaí - RJ**								47.694.244
	Equipamento produzido (t): 70		F	3-ODC	2	90	0	1000	13.621.873
			F	3-ODC	2	90	0	1050	21.647.876
			F	3-ODC	2	91	0	1000	3.234.992
			F	3-ODC	2	91	0	1050	4.498.673
			F	4-INV	2	90	0	1000	1.841.777
			F	4-INV	2	90	0	1050	2.849.053
3101	**Energia Elétrica**								**26.138.089**
	Atividade								**26.138.089**
3101 **21BE**	**Fabricação de Equipamentos destinados à Indústria de Petróleo e Gás, Offshore e Torres de Transmissão**	25 751							**26.138.089**
3101 21BE **3303**	Fabricação de Equipamentos destinados à Indústria de Petróleo e Gás, Offshore e Torres de Transmissão - **No Município de Itaguaí - RJ**								26.138.089
	Equipamento produzido (t): 1.500		F	3-ODC	2	90	0	1000	9.316.387
			F	3-ODC	2	90	0	1050	13.979.830
			F	4-INV	2	90	0	1000	1.578.894
			F	4-INV	2	90	0	1050	1.262.978

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32398 NUCLEBRÁS EQUIPAMENTOS PESADOS S.A. - NUCLEP

Total	**502.304.359**

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32401 AUTORIDADE NACIONAL DE SEGURANÇA NUCLEAR - ANSN

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	0	225.594.987
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	0	0	0	201.823.730
2306	POLÍTICA NUCLEAR	0	0	0	0	23.771.257
Funcao						
09	PREVIDÊNCIA SOCIAL	0	0	0	0	55.017.015
19	CIÊNCIA E TECNOLOGIA	0	0	0	0	132.600.055
25	ENERGIA	0	0	0	0	37.977.917
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	0	117.808.155
125	NORMATIZAÇÃO E FISCALIZAÇÃO	0	0	0	0	23.771.257
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	0	0	0	55.017.015
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	0	0	0	8.611.412
846	OUTROS ENCARGOS ESPECIAIS	0	0	0	0	20.387.148
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	0	0	0	179.005.658
3	OUTRAS DESPESAS CORRENTES	0	0	0	0	42.517.267
4	INVESTIMENTOS	0	0	0	0	4.072.062

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**123.988.643**		**26.944.917**	**1.632.062**				**152.565.622**
1001	**55.017.015**							**55.017.015**
1058			**15.572.350**	**2.440.000**				**18.012.350**
Total	**179.005.658**	**0**	**42.517.267**	**4.072.062**	**0**	**0**	**0**	**225.594.987**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32401 AUTORIDADE NACIONAL DE SEGURANÇA NUCLEAR - ANSN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**201.823.730**
	Atividade								**126.419.567**
0032 **2000**	**Administração da Unidade**	25 122							**14.146.660**
0032 2000 **0001**	Administração da Unidade - **Nacional**								14.146.660
			F	3-ODC	2	90	0	1000	12.514.598
			F	4-INV	2	90	0	1000	1.632.062
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**3.446.425**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.446.425
			F	3-ODC	1	90	0	1000	3.446.425
0032 **20TP**	**Ativos Civis da União**	19 122							**103.601.495**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								103.601.495
			F	1-PES	1	90	0	1000	103.601.495
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	19 331							**5.164.987**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								5.164.987
			F	3-ODC	1	90	0	1000	5.164.987
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	25 122							**60.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								60.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	60.000
	Operação Especial								**75.404.163**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**55.017.015**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								55.017.015
			S	1-PES	1	90	0	1001	55.017.015
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	19 846							**20.387.148**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								20.387.148
			F	1-PES	0	91	0	1000	20.387.148
2306	**Política Nuclear**								**23.771.257**
	Atividade								**23.771.257**
2306 **21E0**	**Suporte à Fiscalização em Instalações sob Controle Regulatório, nas Áreas de Proteção Radiológica Ambiental, Ocupacional e do Paciente**	25 125							**11.544.660**
2306 21E0 **0001**	Suporte à Fiscalização em Instalações sob Controle Regulatório, nas Áreas de Proteção Radiológica Ambiental, Ocupacional e do Paciente - **Nacional**								11.544.660
	Suporte realizado (unidade): 1.500		F	3-ODC	2	90	0	1000	2.780.214
			F	3-ODC	2	90	0	1058	7.055.446
			F	3-ODC	2	91	0	1058	9.000
			F	4-INV	2	90	0	1058	1.700.000
2306 **21E1**	**Segurança de Instalações Nucleares e Controle de Material Nuclear**	25 125							**5.028.383**
2306 21E1 **0001**	Segurança de Instalações Nucleares e Controle de Material Nuclear - **Nacional**								5.028.383
	Instalação controlada (unidade): 192		F	3-ODC	2	90	0	1000	198.479
			F	3-ODC	2	90	0	1058	4.289.904
			F	4-INV	2	90	0	1058	540.000
2306 **21E2**	**Segurança de Instalações Radiativas, Instalações Minero-Industriais, Depósito de Rejeitos e Transporte e Controle de Minérios e Minerais de Interesse**	25 125							**7.198.214**
2306 21E2 **0001**	Segurança de Instalações Radiativas, Instalações Minero-Industriais, Depósito de Rejeitos e Transporte e Controle de Minérios e Minerais de Interesse - **Nacional**								7.198.214
	Instalação controlada (unidade): 25		F	3-ODC	2	90	0	1000	2.780.214
			F	3-ODC	2	90	0	1058	4.218.000
			F	4-INV	2	90	0	1058	200.000
Total									**225.594.987**

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		958.643.571.082	1.029.495.894.230	1.037.802.822.653	1.152.808.953.720	1.146.634.788.350
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	12.669.821.887	11.788.226.136	11.983.422.850	13.142.241.537	13.133.975.962
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	0	50.000.000	50.000.000	0	0
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	28.393.938.723	40.666.581.029	40.666.581.029	55.362.885.451	55.362.885.451
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.296.906.712	2.213.989.460	2.213.989.460	2.536.730.370	2.536.730.370
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.246.632	1.305.250	1.305.250	1.526.000	1.526.000
0999	RESERVA DE CONTINGÊNCIA	0	46.161.285	46.161.285	11.600.927	11.600.927
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	916.281.657.127	974.729.631.070	982.841.362.779	1.081.753.969.435	1.075.588.069.640
Funcao						
02	JUDICIÁRIA	0	50.000.000	50.000.000	0	0
04	ADMINISTRAÇÃO	0	200.000	200.000	0	0
05	DEFESA NACIONAL	0	7.390.923	7.390.923	0	0
09	PREVIDÊNCIA SOCIAL	928.951.479.014	986.510.266.283	994.817.194.706	1.094.896.210.972	1.088.722.045.602
28	ENCARGOS ESPECIAIS	29.692.092.068	42.881.875.739	42.881.875.739	57.901.141.821	57.901.141.821
99	RESERVA DE CONTINGÊNCIA	0	46.161.285	46.161.285	11.600.927	11.600.927
Subfuncao						
092	REPRESENTAÇÃO JUDICIAL E EXTRAJUDICIAL	44.912.876	55.000.000	55.000.000	200.000	200.000
122	ADMINISTRAÇÃO GERAL	5.805.475.231	5.900.142.524	6.096.439.238	6.531.848.323	6.524.022.320
124	CONTROLE INTERNO	4.491.287	5.530.000	5.530.000	2.930.000	2.930.000
125	NORMATIZAÇÃO E FISCALIZAÇÃO	2.112.118	2.609.293	2.609.293	314.518	314.518
126	TECNOLOGIA DA INFORMAÇÃO	239.073.613	458.596.150	455.556.218	457.412.066	448.812.991
128	FORMAÇÃO DE RECURSOS HUMANOS	299.419	400.000	400.000	400.000	400.000
131	COMUNICAÇÃO SOCIAL	0	0	0	6.000.000	5.560.428
211	RELAÇÕES DIPLOMÁTICAS	0	100.000	100.000	0	0
271	PREVIDÊNCIA BÁSICA	915.990.767.814	972.704.242.749	980.817.914.390	1.079.878.921.480	1.073.721.620.760
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	5.610.964.016	6.118.687.972	6.118.687.972	6.620.156.238	6.620.156.238
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	426.652.958	438.930.317	438.930.317	431.987.107	431.987.107
846	OUTROS ENCARGOS ESPECIAIS	30.518.821.750	43.765.493.940	43.765.493.940	58.867.183.061	58.867.183.061
999	RESERVA DE CONTINGÊNCIA	0	46.161.285	46.161.285	11.600.927	11.600.927
UO						
33101	MINISTÉRIO DA PREVIDÊNCIA SOCIAL - ADMINISTRAÇÃO DIRETA	2.098.230.588	2.440.921.154	2.431.716.787	2.538.250.202	2.528.279.981
33201	INSTITUTO NACIONAL DO SEGURO SOCIAL	13.300.403.630	14.476.584.604	14.675.144.687	16.459.803.833	16.452.104.758
33206	SUPERINTENDÊNCIA NACIONAL DE PREVIDÊNCIA COMPLEMENTAR	45.883.542	97.851.395	97.851.395	70.746.786	70.746.786
33904	FUNDO DO REGIME GERAL DE PREVIDÊNCIA SOCIAL	943.199.053.322	1.011.912.121.416	1.020.029.694.123	1.133.740.152.899	1.127.583.656.825
GND						
1	PESSOAL E ENCARGOS SOCIAIS	11.445.122.036	11.971.424.159	12.171.424.159	13.586.427.872	13.586.427.872
3	OUTRAS DESPESAS CORRENTES	947.164.540.569	1.017.434.811.881	1.025.541.286.948	1.139.165.955.603	1.132.991.603.002
4	INVESTIMENTOS	33.908.476	43.496.905	43.950.261	44.969.318	45.156.549
9	RESERVA DE CONTINGENCIA	0	46.161.285	46.161.285	11.600.927	11.600.927

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**2.776.996.582**	**900.000**				**2.777.896.582**
1001	**8.730.727.874**		**125.255.498**	**9.016.268**				**8.864.999.640**
1002			**54.996.262.994**					**54.996.262.994**
1003	**35.723.585**		**19.681.993**	**3.740.281**			**9.850.228**	**68.996.087**
1039							**1.678.032**	**1.678.032**
1040			**19.072.514.515**					**19.072.514.515**
1049	**3.023.826.308**		**2.837.487.880**	**31.500.000**			**72.667**	**5.892.886.855**
1054			**791.685.256.470**					**791.685.256.470**
1056	**1.796.150.105**							**1.796.150.105**
1123			**3.845.405.194**					**3.845.405.194**
1444			**25.392.358.271**					**25.392.358.271**
9000			**4.931.405.440**					**4.931.405.440**
9001			**3.255.703.814**					**3.255.703.814**
9002			**4.757.931.816**					**4.757.931.816**
9054			**1.199.999.998**					**1.199.999.998**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
9444			218.095.342.537					218.095.342.537
Total	13.586.427.872	0	1.132.991.603.00	45.156.549	0	0	11.600.927	1.146.634.788.35

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33101 MINISTÉRIO DA PREVIDÊNCIA SOCIAL - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.098.230.588	2.440.921.154	2.431.716.787	2.538.250.202	2.528.279.981
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.426.368.749	1.517.534.610	1.512.231.309	1.682.899.269	1.673.733.694
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	664.479.882	843.437.794	843.437.794	843.437.794	843.437.794
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	818.301	817.500	817.500	930.000	930.000
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	6.563.656	79.128.000	75.226.934	10.983.139	10.178.493
Funcao						
04	ADMINISTRAÇÃO	0	200.000	200.000	0	0
09	PREVIDÊNCIA SOCIAL	1.432.932.404	1.596.462.610	1.587.258.243	1.693.882.408	1.683.912.187
28	ENCARGOS ESPECIAIS	665.298.183	844.258.544	844.258.544	844.367.794	844.367.794
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.154.304.672	1.242.498.620	1.237.195.319	1.371.064.139	1.362.338.136
131	COMUNICAÇÃO SOCIAL	0	0	0	6.000.000	5.560.428
211	RELAÇÕES DIPLOMÁTICAS	0	100.000	100.000	0	0
271	PREVIDÊNCIA BÁSICA	6.563.656	79.128.000	75.226.934	10.983.139	10.178.493
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	207.988	1.775.453	1.775.453	129.726	129.726
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	48.689.288	46.672.795	46.672.795	46.819.375	46.819.375
846	OUTROS ENCARGOS ESPECIAIS	888.464.984	1.070.746.286	1.070.746.286	1.103.253.823	1.103.253.823
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.299.304.284	1.362.312.565	1.362.312.565	1.509.993.033	1.509.993.033
3	OUTRAS DESPESAS CORRENTES	797.953.207	1.073.558.589	1.064.600.881	1.018.528.132	1.009.270.680
4	INVESTIMENTOS	973.097	5.050.000	4.803.341	9.729.037	9.016.268

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**872.495.979**					**872.495.979**
1001	**1.509.863.307**		**119.013.511**	**9.016.268**				**1.637.893.086**
1002			**17.761.190**					**17.761.190**
1056	**129.726**							**129.726**
Total	**1.509.993.033**	**0**	**1.009.270.680**	**9.016.268**	**0**	**0**	**0**	**2.528.279.981**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33101 MINISTÉRIO DA PREVIDÊNCIA SOCIAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.673.733.694**
	Atividade								**1.414.717.939**
0032 **2000**	**Administração da Unidade**	09 122							**108.833.200**
0032 2000 **0001**	Administração da Unidade - **Nacional**								108.833.200
			S	3-ODC	2	90	0	1001	99.814.259
			S	3-ODC	2	91	0	1001	2.673
			S	4-INV	2	90	0	1001	9.016.268
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**4.085.376**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								4.085.376
			S	3-ODC	1	90	0	1000	4.085.376
0032 **20TP**	**Ativos Civis da União**	09 122							**1.250.977.278**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.250.977.278
			S	1-PES	1	90	0	1001	1.250.977.278
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**42.733.999**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								42.733.999
			S	3-ODC	1	90	0	1000	24.972.809
			S	3-ODC	1	90	0	1002	17.761.190
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	09 122							**977.500**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 57								977.500
			S	3-ODC	2	90	0	1001	977.500
0032 **21FS**	**Gestão das Políticas de Previdência Social**	09 122							**1.550.158**
0032 21FS **0001**	Gestão das Políticas de Previdência Social - **Nacional** Ação realizada (unidade): 450								1.550.158
			S	3-ODC	2	90	0	1001	1.550.158
0032 **4641**	**Publicidade de Utilidade Pública**	09 131							**5.560.428**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								5.560.428
			S	3-ODC	2	90	0	1001	5.560.428
	Operação Especial								**259.015.755**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**129.726**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								129.726
			S	1-PES	1	90	0	1056	129.726
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	09 846							**258.886.029**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								258.886.029
			S	1-PES	0	91	0	1001	258.886.029
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**843.437.794**
	Operação Especial								**843.437.794**
0901 **00N2**	**Cumprimento de Sentença Judicial - Instituto Aerus de Seguridade Social - Processo nº 0010295-77.2004.4.01.3400**	28 846							**843.437.794**
0901 00N2 **0001**	Cumprimento de Sentença Judicial - Instituto Aerus de Seguridade Social - Processo nº 0010295-77.2004.4.01.3400 - **Nacional**								843.437.794
			S	3-ODC	1	90	0	1000	843.437.794
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**930.000**
	Operação Especial								**930.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**930.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								930.000
			S	3-ODC	2	80	0	1001	930.000
2314	**Previdência Social: Promoção, Garantia de Direitos e Cidadania**								**10.178.493**
	Atividade								**10.178.493**
2314 **212S**	**Desenvolvimento, Sustentabilidade e Fomento dos Regimes de Previdência**	09 271							**4.099.452**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33101 MINISTÉRIO DA PREVIDÊNCIA SOCIAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2314 212S **0001**	Desenvolvimento, Sustentabilidade e Fomento dos Regimes de Previdência - **Nacional**								4.099.452
	Ação desenvolvida (unidade): 1.000.253		S	3-ODC	2	90	0	1001	4.099.452
2314 **2578**	**Serviço de Perícia Médica**	09 271							**6.079.041**
2314 2578 **0001**	Serviço de Perícia Médica - **Nacional**								6.079.041
	Perícia médica realizada (unidade): 35.500		S	3-ODC	2	90	0	1001	6.079.041
Total									**2.528.279.981**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33201 INSTITUTO NACIONAL DO SEGURO SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		13.300.403.630	14.476.584.604	14.675.144.687	16.459.803.833	16.452.104.758
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	11.199.725.065	9.753.071.781	9.953.571.796	11.400.585.048	11.401.485.048
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	432.894.348	436.136.568	436.136.568	537.233.099	537.233.099
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.296.906.712	2.164.167.227	2.164.167.227	2.536.716.249	2.536.716.249
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	384.980	430.000	430.000	536.000	536.000
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	370.492.524	2.122.779.028	2.120.839.096	1.984.733.437	1.976.134.362
Funcao						
09	PREVIDÊNCIA SOCIAL	11.570.217.590	11.875.850.809	12.074.410.892	13.385.318.485	13.377.619.410
28	ENCARGOS ESPECIAIS	1.730.186.041	2.600.733.795	2.600.733.795	3.074.485.348	3.074.485.348
Subfuncao						
092	REPRESENTAÇÃO JUDICIAL E EXTRAJUDICIAL	44.912.876	55.000.000	55.000.000	200.000	200.000
122	ADMINISTRAÇÃO GERAL	4.614.509.812	4.615.950.989	4.817.551.004	5.110.528.835	5.111.428.835
124	CONTROLE INTERNO	4.491.287	5.530.000	5.530.000	2.930.000	2.930.000
126	TECNOLOGIA DA INFORMAÇÃO	239.073.613	458.596.150	455.556.218	457.412.066	448.812.991
128	FORMAÇÃO DE RECURSOS HUMANOS	299.419	400.000	400.000	400.000	400.000
271	PREVIDÊNCIA BÁSICA	81.715.329	100.000.000	100.000.000	110.000.000	110.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	5.607.203.393	5.652.570.100	5.652.570.100	6.615.667.025	6.615.667.025
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	376.618.251	383.019.039	383.019.039	383.745.458	383.745.458
846	OUTROS ENCARGOS ESPECIAIS	2.331.579.650	3.205.518.326	3.205.518.326	3.778.920.449	3.778.920.449
GND						
1	PESSOAL E ENCARGOS SOCIAIS	10.117.327.119	10.019.257.459	10.219.257.459	12.040.711.254	12.040.711.254
3	OUTRAS DESPESAS CORRENTES	3.153.839.400	4.424.327.145	4.422.187.213	4.387.592.579	4.378.993.504
4	INVESTIMENTOS	29.237.111	33.000.000	33.700.015	31.500.000	32.400.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.904.500.603**	**900.000**				**1.905.400.603**
1001	**7.220.864.567**							**7.220.864.567**
1049	**3.023.826.308**		**2.474.492.901**	**31.500.000**				**5.529.819.209**
1056	**1.796.020.379**							**1.796.020.379**
Total	**12.040.711.254**	**0**	**4.378.993.504**	**32.400.000**	**0**	**0**	**0**	**16.452.104.758**

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33201 INSTITUTO NACIONAL DO SEGURO SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**11.401.485.048**
	Atividade								**4.081.382.922**
0032 **2000**	**Administração da Unidade**	09 122							**101.264.507**
0032 2000 **0001**	Administração da Unidade - **Nacional**								100.564.507
			S	3-ODC	2	90	0	1049	79.864.507
			S	4-INV	2	90	0	1049	20.500.000
			S	4-INV	6	99	0	1000	200.000
0032 2000 **0013**	Administração da Unidade - **No Estado do Amazonas**								700.000
			S	4-INV	6	90	0	1000	700.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**108.326.424**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								108.326.424
			S	3-ODC	1	90	0	1000	108.326.424
0032 **20TP**	**Ativos Civis da União**	09 122							**3.395.872.957**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								3.395.872.957
			S	1-PES	1	90	0	1001	372.046.649
			S	1-PES	1	90	0	1049	3.023.826.308
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**275.419.034**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								275.419.034
			S	3-ODC	1	90	0	1000	275.419.034
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	09 122							**500.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 156								500.000
			S	3-ODC	2	90	0	1049	500.000
0032 **21BX**	**Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União**	09 122							**200.000.000**
0032 21BX **0001**	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União - **Nacional**								200.000.000
			S	1-PES	1	90	0	1001	200.000.000
	Operação Especial								**7.320.102.126**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**6.615.667.025**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								6.615.667.025
			S	1-PES	1	90	0	1001	4.819.646.646
			S	1-PES	1	90	0	1056	1.796.020.379
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	09 846							**704.435.101**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								704.435.101
			S	1-PES	0	91	0	1001	704.435.101
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**537.233.099**
	Operação Especial								**537.233.099**
0901 **00SA**	**Pagamento de honorários periciais nas ações em que o INSS figure como parte**	28 846							**537.233.099**
0901 00SA **0001**	Pagamento de honorários periciais nas ações em que o INSS figure como parte - **Nacional**								537.233.099
			S	3-ODC	1	90	0	1049	537.233.099
0909	**Operações Especiais: Outros Encargos Especiais**								**2.536.716.249**
	Operação Especial								**2.536.716.249**
0909 **00UX**	**Demais Aposentadorias e Complementações**	28 846							**589.648.495**
0909 00UX **0001**	Demais Aposentadorias e Complementações - **Nacional**								589.648.495
			S	1-PES	1	90	0	1001	589.648.495
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**1.947.067.754**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								1.947.067.754
			S	1-PES	1	90	0	1001	535.087.676
			S	3-ODC	1	90	0	1000	1.411.980.078

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33201 INSTITUTO NACIONAL DO SEGURO SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**536.000**
	Operação Especial								**536.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**536.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								536.000
			S	3-ODC	2	80	0	1049	536.000
2314	**Previdência Social: Promoção, Garantia de Direitos e Cidadania**								**1.976.134.362**
	Atividade								**1.976.134.362**
2314 **20GN**	**Educação Previdenciária e Financeira**	09 128							**400.000**
2314 20GN **0001**	Educação Previdenciária e Financeira - **Nacional**								400.000
	Pessoa informada (unidade): 413.000		S	3-ODC	2	90	0	1049	400.000
2314 **21FT**	**Atendimento da Clientela Previdenciária**	09 122							**1.413.791.371**
2314 21FT **0001**	Atendimento da Clientela Previdenciária - **Nacional**								1.413.791.371
			S	3-ODC	2	90	0	1049	1.332.581.371
			S	3-ODC	2	91	0	1049	70.210.000
			S	4-INV	2	90	0	1049	11.000.000
2314 **2292**	**Serviço de Processamento de Dados de Benefícios Previdenciários**	09 126							**448.812.991**
2314 2292 **0001**	Serviço de Processamento de Dados de Benefícios Previdenciários - **Nacional**								448.812.991
	Benefício processado (milhar): 278.374		S	3-ODC	2	90	0	1000	108.775.067
			S	3-ODC	2	90	0	1049	340.037.924
2314 **2294**	**Defesa Judicial da Previdência Social Básica**	09 092							**200.000**
2314 2294 **0001**	Defesa Judicial da Previdência Social Básica - **Nacional**								200.000
	Peça processual produzida (unidade): 1.300		S	3-ODC	2	90	0	1049	200.000
2314 **2562**	**Auditoria Interna, Processos Correicionais e Tomada de Contas Especial**	09 124							**2.930.000**
2314 2562 **0001**	Auditoria Interna, Processos Correicionais e Tomada de Contas Especial - **Nacional**								2.930.000
	Auditoria realizada (unidade): 496		S	3-ODC	2	90	0	1049	2.930.000
2314 **2585**	**Serviço de Reabilitação Profissional**	09 271							**50.000.000**
2314 2585 **0001**	Serviço de Reabilitação Profissional - **Nacional**								50.000.000
	Segurado reabilitado (unidade): 9.375		S	3-ODC	1	90	0	1049	50.000.000
2314 **2591**	**Reconhecimento de Direitos de Benefícios Previdenciários**	09 271							**60.000.000**
2314 2591 **0001**	Reconhecimento de Direitos de Benefícios Previdenciários - **Nacional**								60.000.000
	Processo concluído (unidade): 6.952.491		S	3-ODC	2	90	0	1049	60.000.000
Total									**16.452.104.758**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33206 SUPERINTENDÊNCIA NACIONAL DE PREVIDÊNCIA COMPLEMENTAR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		45.883.542	97.851.395	97.851.395	70.746.786	70.746.786
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	43.728.073	49.010.067	49.010.067	58.757.220	58.757.220
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	43.351	57.750	57.750	60.000	60.000
0999	RESERVA DE CONTINGÊNCIA	0	46.161.285	46.161.285	11.600.927	11.600.927
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	2.112.118	2.609.293	2.609.293	314.518	314.518
Funcao						
09	PREVIDÊNCIA SOCIAL	45.840.191	51.619.360	51.619.360	59.071.738	59.071.738
28	ENCARGOS ESPECIAIS	43.351	70.750	70.750	74.121	74.121
99	RESERVA DE CONTINGÊNCIA	0	46.161.285	46.161.285	11.600.927	11.600.927
Subfuncao						
122	ADMINISTRAÇÃO GERAL	36.660.747	41.692.915	41.692.915	50.255.349	50.255.349
125	NORMATIZAÇÃO E FISCALIZAÇÃO	2.112.118	2.609.293	2.609.293	314.518	314.518
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	3.552.634	3.510.877	3.510.877	4.359.487	4.359.487
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.345.419	1.460.347	1.460.347	1.422.274	1.422.274
846	OUTROS ENCARGOS ESPECIAIS	2.212.624	2.416.678	2.416.678	2.794.231	2.794.231
999	RESERVA DE CONTINGÊNCIA	0	46.161.285	46.161.285	11.600.927	11.600.927
GND						
1	PESSOAL E ENCARGOS SOCIAIS	28.490.634	29.229.763	29.229.763	35.723.585	35.723.585
3	OUTRAS DESPESAS CORRENTES	13.694.640	17.013.442	17.013.442	19.681.993	19.681.993
4	INVESTIMENTOS	3.698.268	5.446.905	5.446.905	3.740.281	3.740.281
9	RESERVA DE CONTINGENCIA	0	46.161.285	46.161.285	11.600.927	11.600.927

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1003	**35.723.585**		**19.681.993**	**3.740.281**			**9.850.228**	**68.996.087**
1039							**1.678.032**	**1.678.032**
1049							**72.667**	**72.667**
Total	**35.723.585**	**0**	**19.681.993**	**3.740.281**	**0**	**0**	**11.600.927**	**70.746.786**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33206 SUPERINTENDÊNCIA NACIONAL DE PREVIDÊNCIA COMPLEMENTAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**58.757.220**
	Atividade								**51.677.623**
0032 **2000**	**Administração da Unidade**	09 122							**21.265.996**
0032 2000 **0001**	Administração da Unidade - **Nacional**								21.265.996
			S	3-ODC	2	90	0	1003	17.525.715
			S	4-INV	2	90	0	1003	3.740.281
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**273.660**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								273.660
			S	3-ODC	1	90	0	1003	273.660
0032 **20TP**	**Ativos Civis da União**	09 122							**28.629.867**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								28.629.867
			S	1-PES	1	90	0	1003	28.629.867
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**1.148.614**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.148.614
			S	3-ODC	1	90	0	1003	1.148.614
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	09 122							**359.486**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								359.486
	Agente público beneficiado (unidade): 8		S	3-ODC	2	90	0	1003	359.486
	Operação Especial								**7.079.597**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**4.359.487**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								4.359.487
			S	1-PES	1	90	0	1003	4.359.487
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	09 846							**2.720.110**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								2.720.110
			S	1-PES	0	91	0	1003	2.720.110
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			S	1-PES	1	90	0	1003	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**60.000**
	Operação Especial								**60.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**60.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								60.000
			S	3-ODC	2	80	0	1003	60.000
0999	**Reserva de Contingência**								**11.600.927**
	Operação Especial								**11.600.927**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**11.600.927**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								11.600.927
			S	9-RES	0	99	0	1003	9.850.228
			S	9-RES	0	99	0	1039	1.678.032
			S	9-RES	0	99	0	1049	72.667
2314	**Previdência Social: Promoção, Garantia de Direitos e Cidadania**								**314.518**
	Atividade								**314.518**
2314 **2592**	**Autorização, Monitoramento e Fiscalização das Entidades Fechadas de Previdência Complementar**	09 125							**314.518**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33206 SUPERINTENDÊNCIA NACIONAL DE PREVIDÊNCIA COMPLEMENTAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2314 2592 **0001**	Autorização, Monitoramento e Fiscalização das Entidades Fechadas de Previdência Complementar - **Nacional**								314.518
	Plano de benefício fiscalizado (unidade): 1.201		S	3-ODC	2	90	0	1003	314.518
Total									**70.746.786**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33904 FUNDO DO REGIME GERAL DE PREVIDÊNCIA SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		943.199.053.322	1.011.912.121.416	1.020.029.694.123	1.133.740.152.899	1.127.583.656.825
Programa						
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	27.296.564.493	39.387.006.667	39.387.006.667	53.982.214.558	53.982.214.558
2314	PREVIDÊNCIA SOCIAL: PROMOÇÃO, GARANTIA DE DIREITOS E CIDADANIA	915.902.488.829	972.525.114.749	980.642.687.456	1.079.757.938.341	1.073.601.442.267
Funcao						
09	PREVIDÊNCIA SOCIAL	915.902.488.829	972.525.114.749	980.642.687.456	1.079.757.938.341	1.073.601.442.267
28	ENCARGOS ESPECIAIS	27.296.564.493	39.387.006.667	39.387.006.667	53.982.214.558	53.982.214.558
Subfuncao						
271	PREVIDÊNCIA BÁSICA	915.902.488.829	972.525.114.749	980.642.687.456	1.079.757.938.341	1.073.601.442.267
846	OUTROS ENCARGOS ESPECIAIS	27.296.564.493	39.387.006.667	39.387.006.667	53.982.214.558	53.982.214.558
GND						
3	OUTRAS DESPESAS CORRENTES	943.199.053.322	1.011.912.121.416	1.020.029.694.123	1.133.740.152.899	1.127.583.656.825

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1001			**6.241.987**					**6.241.987**
1002			**54.978.501.804**					**54.978.501.804**
1040			**19.072.514.515**					**19.072.514.515**
1049			**362.994.979**					**362.994.979**
1054			**791.685.256.470**					**791.685.256.470**
1123			**3.845.405.194**					**3.845.405.194**
1444			**25.392.358.271**					**25.392.358.271**
9000			**4.931.405.440**					**4.931.405.440**
9001			**3.255.703.814**					**3.255.703.814**
9002			**4.757.931.816**					**4.757.931.816**
9054			**1.199.999.998**					**1.199.999.998**
9444			**218.095.342.537**					**218.095.342.537**
Total	**0**	**0**	**1.127.583.656.82**	**0**	**0**	**0**	**0**	**1.127.583.656.82**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 33000 MINISTÉRIO DA PREVIDÊNCIA SOCIAL

Unidade: 33904 FUNDO DO REGIME GERAL DE PREVIDÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**53.982.214.558**
	Operação Especial								**53.982.214.558**
0901 **0005**	**Sentenças Judiciais Transitadas em Julgado (Precatórios)**	28 846							**1.990.331.759**
0901 0005 **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - **Nacional**								1.990.331.759
			S	3-ODC	1	90	0	1002	1.990.331.759
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**22.801.863.587**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								22.801.863.587
			S	3-ODC	1	90	0	1002	22.801.863.587
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**29.190.019.212**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								29.190.019.212
			S	3-ODC	1	90	0	1002	29.190.019.212
2314	**Previdência Social: Promoção, Garantia de Direitos e Cidadania**								**1.073.601.442.267**
	Operação Especial								**1.073.601.442.267**
2314 **009W**	**Compensação Previdenciária**	09 271							**7.880.450.962**
2314 009W **0001**	Compensação Previdenciária - **Nacional**								7.880.450.962
			S	3-ODC	1	90	0	1054	7.880.450.962
2314 **00SJ**	**Benefícios Previdenciários**	09 271							**1.065.720.991.305**
2314 00SJ **0001**	Benefícios Previdenciários - **Nacional**								1.065.720.991.305
			S	3-ODC	1	90	0	1001	6.241.987
			S	3-ODC	1	90	0	1002	996.287.246
			S	3-ODC	1	90	0	1040	19.072.514.515
			S	3-ODC	1	90	0	1049	362.994.979
			S	3-ODC	1	90	0	1054	783.804.805.508
			S	3-ODC	1	90	0	1123	3.845.405.194
			S	3-ODC	1	90	0	1444	25.392.358.271
			S	3-ODC	1	90	0	9000	4.931.405.440
			S	3-ODC	1	90	0	9001	3.255.703.814
			S	3-ODC	1	90	0	9002	4.757.931.816
			S	3-ODC	1	90	0	9054	1.199.999.998
			S	3-ODC	1	90	0	9444	218.095.342.537
Total									**1.127.583.656.825**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.351.488.001	5.092.919.042	5.037.440.425	5.673.711.441	5.531.893.024
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.969.994.388	3.746.740.237	3.694.764.836	4.250.262.498	4.189.279.437
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.043.105	5.737.321	5.455.092	6.761.313	6.268.987
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	48.000.000	0	0
2316	RELAÇÕES INTERNACIONAIS E ASSISTÊNCIA A BRASILEIRAS E BRASILEIROS NO EXTERIOR	1.376.450.508	1.340.441.484	1.289.220.497	1.416.687.630	1.336.344.600
Funcao						
07	RELAÇÕES EXTERIORES	4.904.498.947	4.641.511.674	4.538.033.057	5.148.869.171	5.007.050.754
09	PREVIDÊNCIA SOCIAL	446.989.054	451.391.118	451.391.118	524.801.028	524.801.028
28	ENCARGOS ESPECIAIS	0	16.250	48.016.250	41.242	41.242
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.317.500.676	2.127.978.257	2.088.288.964	2.449.811.403	2.395.773.589
128	FORMAÇÃO DE RECURSOS HUMANOS	4.166.307	4.490.000	4.302.540	4.490.000	4.215.268
211	RELAÇÕES DIPLOMÁTICAS	1.311.230.842	1.373.031.053	1.319.498.976	1.294.626.346	1.221.208.206
212	COOPERAÇÃO INTERNACIONAL	37.545.552	41.621.147	39.645.760	42.820.000	40.638.595
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	446.989.054	451.391.118	451.391.118	524.801.028	524.801.028
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	978.245.708	843.597.209	838.920.546	1.079.534.496	1.072.589.249
392	DIFUSÃO CULTURAL	59.998.441	64.500.000	61.718.028	64.701.000	60.906.347
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	6.153.133	7.700.125	7.334.963	7.700.125	7.158.332
691	PROMOÇÃO COMERCIAL	8.678.671	9.070.230	8.799.626	9.070.230	8.445.597
846	OUTROS ENCARGOS ESPECIAIS	180.979.617	169.539.903	217.539.903	196.156.813	196.156.813
UO						
35101	MINISTÉRIO DAS RELAÇÕES EXTERIORES - ADMINISTRAÇÃO DIRETA	5.336.425.509	5.077.712.772	5.022.515.454	5.657.501.374	5.516.100.205
35201	FUNDAÇÃO ALEXANDRE DE GUSMÃO	15.062.492	15.206.270	14.924.971	16.210.067	15.792.819
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.091.443.323	1.942.357.817	1.942.357.817	2.342.830.907	2.342.830.907
3	OUTRAS DESPESAS CORRENTES	3.244.048.369	3.112.107.184	3.057.854.661	3.280.071.256	3.141.675.409
4	INVESTIMENTOS	15.996.309	38.454.041	37.227.947	42.809.278	39.972.804
5	INVERSÕES FINANCEIRAS	0	0	0	8.000.000	7.413.904

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.818.029.879**		**2.871.444.690**	**39.972.804**	**7.413.904**			**4.736.861.277**
1001	**146.217.653**							**146.217.653**
1050			**4.316.863**					**4.316.863**
1052			**265.913.856**					**265.913.856**
1056	**378.583.375**							**378.583.375**
Total	**2.342.830.907**	**0**	**3.141.675.409**	**39.972.804**	**7.413.904**	**0**	**0**	**5.531.893.024**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35101 MINISTÉRIO DAS RELAÇÕES EXTERIORES - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.336.425.509	5.077.712.772	5.022.515.454	5.657.501.374	5.516.100.205
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.960.115.332	3.737.537.342	3.685.561.941	4.240.066.677	4.179.083.616
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.043.105	5.734.071	5.451.842	6.747.192	6.254.866
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	48.000.000	0	0
2316	RELAÇÕES INTERNACIONAIS E ASSISTÊNCIA A BRASILEIRAS E BRASILEIROS NO EXTERIOR	1.371.267.072	1.334.441.359	1.283.501.671	1.410.687.505	1.330.761.723
Funcao						
07	RELAÇÕES EXTERIORES	4.890.828.394	4.626.660.804	4.523.463.486	5.132.687.346	4.991.286.177
09	PREVIDÊNCIA SOCIAL	445.597.115	451.038.968	451.038.968	524.786.907	524.786.907
28	ENCARGOS ESPECIAIS	0	13.000	48.013.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.310.597.371	2.120.811.249	2.081.121.956	2.441.477.228	2.387.439.414
128	FORMAÇÃO DE RECURSOS HUMANOS	4.166.307	4.490.000	4.302.540	4.490.000	4.215.268
211	RELAÇÕES DIPLOMÁTICAS	1.311.230.842	1.373.031.053	1.319.498.976	1.294.626.346	1.221.208.206
212	COOPERAÇÃO INTERNACIONAL	37.545.552	41.621.147	39.645.760	42.820.000	40.638.595
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	445.597.115	451.038.968	451.038.968	524.786.907	524.786.907
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	977.658.422	842.920.738	838.244.075	1.078.881.057	1.071.935.810
392	DIFUSÃO CULTURAL	59.998.441	64.500.000	61.718.028	64.701.000	60.906.347
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	969.698	1.700.000	1.616.137	1.700.000	1.575.455
691	PROMOÇÃO COMERCIAL	8.678.671	9.070.230	8.799.626	9.070.230	8.445.597
846	OUTROS ENCARGOS ESPECIAIS	179.983.091	168.529.387	216.529.387	194.948.606	194.948.606
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.082.151.553	1.933.828.143	1.933.828.143	2.333.274.404	2.333.274.404
3	OUTRAS DESPESAS CORRENTES	3.238.368.497	3.105.530.588	3.051.559.364	3.273.518.192	3.135.539.593
4	INVESTIMENTOS	15.905.459	38.354.041	37.127.947	42.708.778	39.872.304
5	INVERSÕES FINANCEIRAS	0	0	0	8.000.000	7.413.904

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.808.487.497**		**2.865.367.208**	**39.872.304**	**7.413.904**			**4.721.140.913**
1001	**146.217.653**							**146.217.653**
1050			**4.258.529**					**4.258.529**
1052			**265.913.856**					**265.913.856**
1056	**378.569.254**							**378.569.254**
Total	**2.333.274.404**	**0**	**3.135.539.593**	**39.872.304**	**7.413.904**	**0**	**0**	**5.516.100.205**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35101 MINISTÉRIO DAS RELAÇÕES EXTERIORES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.179.083.616**
	Atividade								**3.371.520.471**
0032 **2000**	**Administração da Unidade**	07 122							**392.988.474**
0032 2000 **0001**	Administração da Unidade - **Nacional**								212.084.677
			F	3-ODC	2	90	0	1000	198.432.005
			F	3-ODC	2	90	0	1050	51.232
			F	3-ODC	2	91	0	1000	420.000
			F	3-ODC	6	99	0	1000	200.000
			F	4-INV	2	90	0	1000	12.981.440
0032 2000 **0002**	Administração da Unidade - **Exterior**								180.903.797
			F	3-ODC	2	90	0	1000	171.817.207
			F	4-INV	2	90	0	1000	9.086.590
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	07 331							**395.102.967**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.824.306
			F	3-ODC	1	90	0	1000	1.824.306
0032 2004 **0002**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								393.278.661
			F	3-ODC	1	90	0	1000	393.278.661
0032 **20TP**	**Ativos Civis da União**	07 122							**413.159.688**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								413.159.688
			F	1-PES	1	90	0	1000	413.159.688
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	07 331							**588.978.090**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								15.287.948
			F	3-ODC	1	90	0	1000	15.287.948
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								573.690.142
			F	3-ODC	1	90	0	1000	573.690.142
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	07 122							**380.912.049**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 5								350.000
			F	3-ODC	2	90	0	1000	350.000
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior** Agente público beneficiado (unidade): 2.091								380.562.049
			F	3-ODC	2	90	0	1000	299.230.500
			F	3-ODC	2	90	0	1052	81.331.549
0032 **21EP**	**Retribuição no Exterior**	07 122							**1.200.379.203**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								1.200.379.203
			F	1-PES	1	90	0	1000	1.200.379.203
	Operação Especial								**807.563.145**
0032 **00PK**	**Indenizações a Servidores Civis e Militares em Serviço no Exterior**	07 331							**87.854.753**
0032 00PK **0002**	Indenizações a Servidores Civis e Militares em Serviço no Exterior - **Exterior**								87.854.753
			F	3-ODC	2	90	0	1000	87.854.753
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**524.786.907**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								524.786.907
			S	1-PES	1	90	0	1001	146.217.653
			S	1-PES	1	90	0	1056	378.569.254
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	07 846							**194.921.485**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								194.921.485
			F	1-PES	0	91	0	1000	194.921.485
0909	**Operações Especiais: Outros Encargos Especiais**								**6.254.866**
	Operação Especial								**6.254.866**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35101 MINISTÉRIO DAS RELAÇÕES EXTERIORES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	07 211							**2.520.793**
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								2.520.793
			F	3-ODC	2	80	0	1000	2.520.793
0909 **00QX**	**Pagamento da taxa de administração do Escritório Local do Programa das Nações Unidas para o Desenvolvimento (PNUD)**	07 212							**3.706.952**
0909 00QX **0001**	Pagamento da taxa de administração do Escritório Local do Programa das Nações Unidas para o Desenvolvimento (PNUD) - **Nacional**								3.706.952
			F	3-ODC	2	80	0	1000	3.706.952
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
2316	**Relações Internacionais e Assistência a Brasileiras e Brasileiros no Exterior**								**1.330.761.723**
	Atividade								**1.321.082.364**
2316 **20I5**	**Serviços Consulares e de Assistência a Brasileiros no Exterior**	07 211							**45.950.986**
2316 20I5 **0001**	Serviços Consulares e de Assistência a Brasileiros no Exterior - **Nacional** Pessoa atendida (unidade): 500.000								29.325.744
			F	3-ODC	2	90	0	1000	29.325.744
2316 20I5 **0002**	Serviços Consulares e de Assistência a Brasileiros no Exterior - **Exterior** Pessoa atendida (unidade): 865.884								16.625.242
			F	3-ODC	2	90	0	1000	13.715.722
			F	3-ODC	6	80	0	1000	500.000
			F	4-INV	2	90	0	1000	2.409.520
2316 **20WW**	**Relações e Negociações Bilaterais**	07 211							**1.053.726.591**
2316 20WW **0002**	Relações e Negociações Bilaterais - **Exterior** Posto de representação mantido (unidade): 250								1.053.726.591
			F	3-ODC	2	90	0	1000	855.011.530
			F	3-ODC	2	90	0	1052	184.582.307
			F	4-INV	2	90	0	1000	14.132.754
2316 **20WX**	**Relações e Negociações Multilaterais**	07 211							**103.815.212**
2316 20WX **0002**	Relações e Negociações Multilaterais - **Exterior** Posto de representação mantido (unidade): 19								103.815.212
			F	3-ODC	2	90	0	1000	101.265.212
			F	3-ODC	2	91	0	1000	2.000.000
			F	4-INV	2	90	0	1000	550.000
2316 **20WY**	**Difusão Cultural e Divulgação do Brasil no Exterior**	07 392							**60.906.347**
2316 20WY **0001**	Difusão Cultural e Divulgação do Brasil no Exterior - **Nacional** Evento apoiado (unidade): 1								1.971.414
			F	3-ODC	2	80	0	1000	985.707
			F	3-ODC	2	90	0	1000	985.707
2316 20WY **0002**	Difusão Cultural e Divulgação do Brasil no Exterior - **Exterior** Evento apoiado (unidade): 227								58.934.933
			F	3-ODC	2	90	0	1000	53.837.637
			F	3-ODC	2	90	0	1050	4.207.297
			F	3-ODC	6	90	0	1000	489.999
			F	4-INV	2	90	0	1000	400.000
2316 **20WZ**	**Promoção Comercial e de Investimentos**	07 691							**8.445.597**
2316 20WZ **0001**	Promoção Comercial e de Investimentos - **Nacional** Evento apoiado (unidade): 11								544.214
			F	3-ODC	2	90	0	1000	544.214
2316 20WZ **0002**	Promoção Comercial e de Investimentos - **Exterior** Evento apoiado (unidade): 120								7.901.383
			F	3-ODC	2	90	0	1000	7.901.383

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35101 MINISTÉRIO DAS RELAÇÕES EXTERIORES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2316 **20X0**	**Cooperação Humanitária Internacional e Participação da Sociedade Civil**	07 212							**17.076.884**
2316 20X0 **0001**	Cooperação Humanitária Internacional e Participação da Sociedade Civil - **Nacional** Operação realizada (unidade): 2								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
2316 20X0 **0002**	Cooperação Humanitária Internacional e Participação da Sociedade Civil - **Exterior** Operação realizada (unidade): 21								15.686.776
			F	3-ODC	2	80	0	1000	13.901.069
			F	3-ODC	2	90	0	1000	985.707
			F	3-ODC	6	80	0	1000	800.000
2316 **2532**	**Cooperação com Países de Língua Portuguesa e Países Membros de Organismos Regionais Africanos**	07 212							**820.000**
2316 2532 **0002**	Cooperação com Países de Língua Portuguesa e Países Membros de Organismos Regionais Africanos - **Exterior** Evento realizado (unidade): 1								820.000
			F	3-ODC	2	80	0	1000	820.000
2316 **2533**	**Cooperação Técnica Internacional**	07 212							**19.034.759**
2316 2533 **0001**	Cooperação Técnica Internacional - **Nacional** Projeto implementado (unidade): 5								500.000
			F	3-ODC	2	90	0	1000	500.000
2316 2533 **0002**	Cooperação Técnica Internacional - **Exterior** Projeto implementado (unidade): 225								18.534.759
			F	3-ODC	2	80	0	1000	18.534.759
2316 **2534**	**Formação e Aperfeiçoamento de Diplomatas**	07 128							**3.525.268**
2316 2534 **0001**	Formação e Aperfeiçoamento de Diplomatas - **Nacional** Diplomata matriculado (unidade): 173								3.525.268
			F	3-ODC	2	90	0	1000	3.475.268
			F	4-INV	2	90	0	1000	50.000
2316 **2536**	**Demarcação de Fronteiras**	07 211							**1.939.396**
2316 2536 **0001**	Demarcação de Fronteiras - **Nacional** Campanha realizada (unidade): 8								1.939.396
			F	3-ODC	2	90	0	1000	1.677.396
			F	4-INV	2	90	0	1000	262.000
2316 **6105**	**Relações e Negociações no âmbito do Sistema de Solução de Controvérsias da Organização Mundial do Comércio (OMC)**	07 211							**1.471.002**
2316 6105 **0002**	Relações e Negociações no âmbito do Sistema de Solução de Controvérsias da Organização Mundial do Comércio (OMC) - **Exterior** Assessoria prestada (unidade): 1								1.471.002
			F	3-ODC	2	90	0	1000	1.471.002
2316 **8495**	**Realização de Eventos Internacionais Oficiais**	07 211							**4.370.322**
2316 8495 **0001**	Realização de Eventos Internacionais Oficiais - **Nacional** Evento realizado (unidade): 1								4.170.322
			F	3-ODC	2	90	0	1000	4.170.322
2316 8495 **0002**	Realização de Eventos Internacionais Oficiais - **Exterior** Evento realizado (unidade): 1								200.000
			F	3-ODC	6	90	0	1000	200.000
	Projeto								**7.413.904**
2316 **169A**	**Aquisição de Imóvel para Instalação da Chancelaria da Embaixada do Brasil em São Tomé, São Tomé e Príncipe**	07 211							**7.413.904**
2316 169A **0002**	Aquisição de Imóvel para Instalação da Chancelaria da Embaixada do Brasil em São Tomé, São Tomé e Príncipe - **Exterior** Imóvel adquirido (unidade): 1								7.413.904
			F	5-IFI	2	90	0	1000	7.413.904
	Operação Especial								**2.265.455**
2316 **00CB**	**Concessão de Bolsas de Estudo a Alunos Estrangeiros, no Sistema Educacional Brasileiro**	07 573							**1.575.455**
2316 00CB **0001**	Concessão de Bolsas de Estudo a Alunos Estrangeiros, no Sistema Educacional Brasileiro - **Nacional** Bolsa concedida (unidade): 70								1.575.455
			F	3-ODC	2	90	0	1000	1.575.455
2316 **00CC**	**Concessão de Bolsas de Estudo a Pessoas Negras (Pretas e Pardas) Candidatas à Carreira Diplomática**	07 128							**510.000**
2316 00CC **0001**	Concessão de Bolsas de Estudo a Pessoas Negras (Pretas e Pardas) Candidatas à Carreira Diplomática - **Nacional** Bolsa concedida (unidade): 15								510.000
			F	3-ODC	2	90	0	1000	510.000
2316 **00WK**	**Concessão de Bolsas de Estudo a Mulheres de Baixa Renda Candidatas à Carreira Diplomática**	07 128							**60.000**
2316 00WK **0001**	Concessão de Bolsas de Estudo a Mulheres de Baixa Renda Candidatas à Carreira Diplomática - **Nacional** Bolsa concedida (unidade): 1								60.000
			F	3-ODC	2	90	0	1000	60.000
2316 **00WL**	**Concessão de Bolsas de Estudo a Pessoas Indígenas Candidatas à Carreira Diplomática**	07 128							**60.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35101 MINISTÉRIO DAS RELAÇÕES EXTERIORES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2316 00WL **0001**	Concessão de Bolsas de Estudo a Pessoas Indígenas Candidatas à Carreira Diplomática - **Nacional** Bolsa concedida (unidade): 1								60.000
			F	3-ODC	2	90	0	1000	60.000
2316 **00X2**	**Concessão de Bolsas de Estudo a Pessoas com Deficiência Candidatas à Carreira Diplomática**	07 128							**60.000**
2316 00X2 **0001**	Concessão de Bolsas de Estudo a Pessoas com Deficiência Candidatas à Carreira Diplomática - **Nacional** Bolsa concedida (unidade): 1								60.000
			F	3-ODC	2	90	0	1000	60.000
Total									**5.516.100.205**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35201 FUNDAÇÃO ALEXANDRE DE GUSMÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		15.062.492	15.206.270	14.924.971	16.210.067	15.792.819
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	9.879.057	9.202.895	9.202.895	10.195.821	10.195.821
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	14.121	14.121
2316	RELAÇÕES INTERNACIONAIS E ASSISTÊNCIA A BRASILEIRAS E BRASILEIROS NO EXTERIOR	5.183.435	6.000.125	5.718.826	6.000.125	5.582.877
Funcao						
07	RELAÇÕES EXTERIORES	13.670.553	14.850.870	14.569.571	16.181.825	15.764.577
09	PREVIDÊNCIA SOCIAL	1.391.939	352.150	352.150	14.121	14.121
28	ENCARGOS ESPECIAIS	0	3.250	3.250	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	6.903.305	7.167.008	7.167.008	8.334.175	8.334.175
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.391.939	352.150	352.150	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	587.286	676.471	676.471	653.439	653.439
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	5.183.435	6.000.125	5.718.826	6.000.125	5.582.877
846	OUTROS ENCARGOS ESPECIAIS	996.526	1.010.516	1.010.516	1.208.207	1.208.207
GND						
1	PESSOAL E ENCARGOS SOCIAIS	9.291.771	8.529.674	8.529.674	9.556.503	9.556.503
3	OUTRAS DESPESAS CORRENTES	5.679.872	6.576.596	6.295.297	6.553.064	6.135.816
4	INVESTIMENTOS	90.849	100.000	100.000	100.500	100.500

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**9.542.382**		**6.077.482**	**100.500**				**15.720.364**
1050			**58.334**					**58.334**
1056	**14.121**							**14.121**
Total	**9.556.503**	**0**	**6.135.816**	**100.500**	**0**	**0**	**0**	**15.792.819**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 35000 MINISTÉRIO DAS RELAÇÕES EXTERIORES

Unidade: 35201 FUNDAÇÃO ALEXANDRE DE GUSMÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**10.195.821**
	Atividade								**8.987.614**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	07 331							**85.152**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								85.152
			F	3-ODC	1	90	0	1000	85.152
0032 **20TP**	**Ativos Civis da União**	07 122							**8.334.175**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								8.334.175
			F	1-PES	1	90	0	1000	8.334.175
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	07 331							**568.287**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								568.287
			F	3-ODC	1	90	0	1000	568.287
	Operação Especial								**1.208.207**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								14.121
			S	1-PES	1	90	0	1056	14.121
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	07 846							**1.194.086**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								1.194.086
			F	1-PES	0	91	0	1000	1.194.086
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
2316	**Relações Internacionais e Assistência a Brasileiras e Brasileiros no Exterior**								**5.582.877**
	Atividade								**5.582.877**
2316 **2367**	**Análise e Divulgação da Política Externa Brasileira, de Relações Internacionais e da História Diplomática do Brasil**	07 573							**5.582.877**
2316 2367 **0001**	Análise e Divulgação da Política Externa Brasileira, de Relações Internacionais e da História Diplomática do Brasil - **Nacional**								5.582.877
	Atividade realizada (unidade): 37		F	3-ODC	2	90	0	1000	5.278.043
			F	3-ODC	2	90	0	1050	58.334
			F	3-ODC	2	91	0	1000	146.000
			F	4-INV	2	90	0	1000	100.500
Total									**15.792.819**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		231.865.128.583	241.609.625.685	246.557.970.224	261.097.731.347	270.698.242.024
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	21.834.000.272	22.691.048.324	22.591.148.324	26.388.044.814	26.313.498.083
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	141.464.500	498.154.430	498.154.430	4.768.445.845	4.768.445.845
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	34.434.919	425.966.360	425.966.360	278.175.988	276.855.636
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.513.735	5.933.262	5.933.262	6.770.000	8.330.428
0999	RESERVA DE CONTINGÊNCIA	0	19.647.238.205	170.079.007	20.688.750.238	286.997.299
2322	SANEAMENTO BÁSICO	335.311.991	464.000.000	465.000.001	378.900.000	356.359.611
5117	QUALIFICAÇÃO DA ASSISTÊNCIA FARMACÊUTICA NO SISTEMA ÚNICO DE SAÚDE	25.253.120.111	27.910.688.137	27.910.688.137	31.781.015.000	31.288.876.814
5118	ATENÇÃO ESPECIALIZADA À SAÚDE	97.518.758.992	85.378.706.952	102.929.720.222	91.804.085.615	107.240.609.386
5119	ATENÇÃO PRIMÁRIA À SAÚDE	51.392.467.901	45.854.705.885	55.478.715.730	45.721.538.688	61.413.678.250
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	2.730.908.134	4.548.400.000	3.181.226.335	2.572.312.417	2.455.487.862
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	15.707.181.943	16.777.758.130	16.883.610.902	18.732.298.865	18.396.470.532
5122	SAÚDE INDÍGENA	3.099.354.606	2.919.400.000	1.463.565.097	1.581.401.942	1.509.642.031
5123	VIGILÂNCIA EM SAÚDE E AMBIENTE	13.661.111.958	14.317.626.000	14.384.162.417	16.225.991.935	16.225.444.802
5133	SEGURANÇA ALIMENTAR E NUTRICIONAL E COMBATE À FOME	153.499.520	170.000.000	170.000.000	170.000.000	157.545.445
Funcao						
04	ADMINISTRAÇÃO	0	3.000.000	3.000.000	0	0
09	PREVIDÊNCIA SOCIAL	11.414.592.174	11.509.994.330	11.509.994.330	13.414.839.874	13.414.839.874
10	SAÚDE	220.271.448.398	209.920.249.360	234.345.753.097	222.191.496.402	252.193.519.942
28	ENCARGOS ESPECIAIS	179.088.011	529.143.790	529.143.790	4.802.644.833	4.802.884.909
99	RESERVA DE CONTINGÊNCIA	0	19.647.238.205	170.079.007	20.688.750.238	286.997.299
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	66.163.102	70.500.000	70.500.000	63.930.000	59.303.868
122	ADMINISTRAÇÃO GERAL	20.260.155.467	21.335.631.439	21.310.631.439	23.469.451.528	23.300.233.881
125	NORMATIZAÇÃO E FISCALIZAÇÃO	26.218.905	34.619.838	36.619.838	30.207.936	40.328.793
126	TECNOLOGIA DA INFORMAÇÃO	850.128.390	1.157.139.562	1.120.662.512	1.251.648.299	1.118.129.386
128	FORMAÇÃO DE RECURSOS HUMANOS	2.296.471.921	2.706.400.000	2.822.994.732	3.870.365.640	3.741.184.791
131	COMUNICAÇÃO SOCIAL	278.243.242	292.500.000	217.600.000	287.800.000	266.715.168
211	RELAÇÕES DIPLOMÁTICAS	7.074.224	2.300.000	2.300.000	0	0
212	COOPERAÇÃO INTERNACIONAL	0	0	0	0	2.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	11.414.592.174	11.509.994.330	11.509.994.330	13.414.839.874	13.414.839.874
301	ATENÇÃO BÁSICA	51.355.074.451	45.854.705.885	55.478.715.730	45.721.538.688	61.413.678.250
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	97.338.619.431	85.130.706.952	102.703.965.601	91.571.085.615	107.017.632.184
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	25.562.207.253	28.965.688.137	28.943.442.758	32.443.015.000	31.927.767.576
304	VIGILÂNCIA SANITÁRIA	361.672.843	382.700.000	382.700.000	378.581.060	389.308.587
305	VIGILÂNCIA EPIDEMIOLÓGICA	13.257.688.317	13.904.926.000	13.971.462.417	15.827.410.875	15.817.601.456
306	ALIMENTAÇÃO E NUTRIÇÃO	153.499.520	170.000.000	170.000.000	170.000.000	157.545.445
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.030.247.304	1.098.310.390	1.098.310.390	1.224.033.072	1.224.033.072
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	14.809.421	16.000.000	16.000.000	16.000.000	14.886.776
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	7.950.588	27.600.000	27.600.000	27.600.000	25.577.967
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	2.979.034.941	2.788.400.000	1.292.912.324	1.446.089.732	1.379.543.074
511	SANEAMENTO BÁSICO RURAL	345.502.523	381.000.000	420.652.773	315.312.210	301.471.781
512	SANEAMENTO BÁSICO URBANO	151.388.933	221.500.000	222.500.001	200.400.000	186.318.283
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	400.000	17.400.000	17.400.000	12.500.000	11.701.447
571	DESENVOLVIMENTO CIENTÍFICO	1.948.535.832	1.589.000.000	1.635.378.066	1.595.413.959	1.550.063.542
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	829.564.905	2.580.500.000	1.166.948.269	891.468.458	826.157.611
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	126.087.461	145.010.000	168.745.090	176.000.000	222.692.674
845	OUTRAS TRANSFERÊNCIAS	25.837.000	17.000.000	17.000.000	18.022.325	16.701.973
846	OUTROS ENCARGOS ESPECIAIS	1.177.960.438	1.562.854.947	1.562.854.947	5.986.266.838	5.985.827.266
999	RESERVA DE CONTINGÊNCIA	0	19.647.238.205	170.079.007	20.688.750.238	286.997.299
UO						
36201	FUNDAÇÃO OSWALDO CRUZ	9.822.839.612	8.734.524.917	8.575.619.223	9.469.569.778	9.557.183.503

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 36000 MINISTÉRIO DA SAÚDE

UO						
36210	HOSPITAL NOSSA SENHORA DA CONCEIÇÃO S.A. - CONCEIÇÃO	2.298.389.240	2.127.857.988	2.101.835.104	3.204.733.061	3.172.452.457
36211	FUNDAÇÃO NACIONAL DE SAÚDE	2.149.878.092	2.785.535.841	2.786.535.842	2.808.618.912	2.772.903.314
36212	AGÊNCIA NACIONAL DE VIGILÂNCIA SANITÁRIA - ANVISA	873.181.301	965.519.873	965.519.873	1.143.473.534	1.153.213.271
36213	AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR - ANS	316.276.624	442.240.321	442.240.321	583.423.211	633.423.211
36901	FUNDO NACIONAL DE SAÚDE	216.401.852.317	226.550.446.745	231.682.719.861	243.887.912.851	253.409.066.268

GND						
1	PESSOAL E ENCARGOS SOCIAIS	19.797.308.506	20.652.737.284	20.652.737.284	24.248.391.734	24.248.391.734
3	OUTRAS DESPESAS CORRENTES	201.936.995.692	190.338.703.210	210.265.324.196	204.288.815.204	229.233.594.622
4	INVESTIMENTOS	10.125.613.659	10.698.625.988	15.197.508.739	11.835.371.125	16.892.855.323
5	INVERSOES FINANCEIRAS	5.210.726	403.500.000	403.500.000	250.000.000	250.000.000
9	RESERVA DE CONTINGENCIA	0	19.516.059.203	38.900.005	20.475.153.284	73.400.345

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**299.502**		**7.985.228.953**	**2.684.216.066**				**10.669.744.521**
1001	**10.080.693.772**		**105.490.891.657**	**8.615.065.245**				**124.186.650.674**
1002	**11.229.928.574**		**110.193.241.109**	**5.091.241.185**	**250.000.000**			**126.764.410.868**
1003	**641.090.436**		**1.212.673.536**	**16.716.952**			**73.400.345**	**1.943.881.269**
1035			**2.448.537.494**					**2.448.537.494**
1049			**291.502.497**	**14.000.000**				**305.502.497**
1056	**2.296.379.450**							**2.296.379.450**
1122			**4.950.000**					**4.950.000**
1132			**210.463.501**	**52.615.875**				**263.079.376**
1184			**29.675.615**					**29.675.615**
1448				**419.000.000**				**419.000.000**
9035			**1.339.637.510**					**1.339.637.510**
9184			**26.792.750**					**26.792.750**
Total	**24.248.391.734**	**0**	**229.233.594.622**	**16.892.855.323**	**250.000.000**	**0**	**73.400.345**	**270.698.242.024**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36201 FUNDAÇÃO OSWALDO CRUZ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		9.822.839.612	8.734.524.917	8.575.619.223	9.469.569.778	9.557.183.503
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.823.524.882	1.880.912.722	1.880.912.722	2.180.696.357	2.170.400.382
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	1.885.135	7.954.500	7.954.500	27.752.634	27.752.634
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	136.282	150.336	150.336	183.735	183.735
5117	QUALIFICAÇÃO DA ASSISTÊNCIA FARMACÊUTICA NO SISTEMA ÚNICO DE SAÚDE	4.000.735.027	2.531.378.379	2.531.378.379	3.338.565.544	3.338.565.544
5118	ATENÇÃO ESPECIALIZADA À SAÚDE	119.145.831	120.000.000	120.000.000	140.000.000	129.767.043
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	1.249.951.337	1.530.500.000	1.231.704.004	1.265.225.448	1.218.643.605
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	405.465.413	264.000.000	403.190.302	264.000.000	428.886.841
5123	VIGILÂNCIA EM SAÚDE E AMBIENTE	2.221.995.704	2.399.628.980	2.400.328.980	2.253.146.060	2.242.983.719
Funcao						
09	PREVIDÊNCIA SOCIAL	438.938.642	438.903.095	438.903.095	532.242.175	532.242.175
10	SAÚDE	9.381.879.553	8.287.516.986	8.128.611.292	8.909.391.234	8.997.004.959
28	ENCARGOS ESPECIAIS	2.021.417	8.104.836	8.104.836	27.936.369	27.936.369
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.102.908.078	1.149.274.122	1.149.274.122	1.320.293.887	1.309.997.912
128	FORMAÇÃO DE RECURSOS HUMANOS	328.522.340	206.000.000	317.056.732	206.000.000	342.292.072
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	438.938.642	438.903.095	438.903.095	532.242.175	532.242.175
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	4.119.880.858	2.651.378.379	2.651.378.379	3.478.565.544	3.468.332.587
304	VIGILÂNCIA SANITÁRIA	19.269.539	20.000.000	20.000.000	20.081.060	21.068.850
305	VIGILÂNCIA EPIDEMIOLÓGICA	2.202.726.165	2.379.628.980	2.380.328.980	2.233.065.000	2.221.914.869
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	66.999.617	75.713.557	75.713.557	72.295.927	72.295.927
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	14.809.421	16.000.000	16.000.000	16.000.000	14.886.776
571	DESENVOLVIMENTO CIENTÍFICO	1.206.016.832	891.000.000	923.234.292	1.051.413.959	1.020.496.391
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	43.934.505	639.500.000	308.469.712	213.811.489	198.147.214
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	62.133.652	42.000.000	70.133.570	42.000.000	71.707.993
846	OUTROS ENCARGOS ESPECIAIS	216.699.963	225.126.784	225.126.784	283.800.737	283.800.737
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.623.420.109	1.670.682.150	1.670.682.150	1.972.734.609	1.972.734.609
3	OUTRAS DESPESAS CORRENTES	7.836.372.581	6.200.422.767	6.366.944.129	6.998.539.780	7.119.790.842
4	INVESTIMENTOS	363.046.922	863.420.000	537.992.944	498.295.389	464.658.052

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**183.735**		**72.295.927**					**72.479.662**
1001	**1.440.308.699**		**2.508.725.318**	**276.028.790**				**4.225.062.807**
1002	**25.737.832**		**4.531.235.786**	**188.629.262**				**4.745.602.880**
1049			**7.533.811**					**7.533.811**
1056	**506.504.343**							**506.504.343**
Total	**1.972.734.609**	**0**	**7.119.790.842**	**464.658.052**	**0**	**0**	**0**	**9.557.183.503**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36201 FUNDAÇÃO OSWALDO CRUZ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.170.400.382**
	Atividade								**1.382.293.839**
0032 **2000**	**Administração da Unidade**	10 122							**131.704.025**
0032 2000 **0033**	Administração da Unidade - **No Estado do Rio de Janeiro**								131.704.025
			S	3-ODC	2	90	6	1002	120.972.834
			S	3-ODC	2	90	6	1049	1.463.811
			S	4-INV	2	90	6	1001	4.633.690
			S	4-INV	2	90	6	1002	4.633.690
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**15.388.848**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								15.388.848
			S	3-ODC	1	90	0	1000	15.388.848
0032 **20TP**	**Ativos Civis da União**	10 122							**1.178.293.887**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								1.178.293.887
			S	1-PES	1	90	6	1001	1.178.293.887
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**56.907.079**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								56.907.079
			S	3-ODC	1	90	6	1000	56.907.079
	Operação Especial								**788.106.543**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**532.242.175**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								532.242.175
			S	1-PES	1	90	0	1002	25.737.832
			S	1-PES	1	90	0	1056	506.504.343
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	10 846							**255.864.368**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								255.864.368
			S	1-PES	0	91	6	1001	255.864.368
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**27.752.634**
	Operação Especial								**27.752.634**
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**27.752.634**
0901 00WU **0033**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **No Estado do Rio de Janeiro**								27.752.634
			S	1-PES	1	90	6	1001	6.150.444
			S	3-ODC	1	90	0	1001	21.602.190
0909	**Operações Especiais: Outros Encargos Especiais**								**183.735**
	Operação Especial								**183.735**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**183.735**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								183.735
			S	1-PES	1	90	0	1000	183.735
5117	**Qualificação da Assistência Farmacêutica no Sistema Único de Saúde**								**3.338.565.544**
	Atividade								**3.338.565.544**
5117 **4368**	**Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico**	10 303							**104.315.000**
5117 4368 **0001**	Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico - **Nacional** Fármaco/insumo estratégico disponibilizado (unidade): 12								104.315.000
			S	3-ODC	1	90	6	1001	104.315.000
5117 **4370**	**Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais**	10 303							**1.444.250.544**

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36201 FUNDAÇÃO OSWALDO CRUZ

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5117	4370	**0001**	Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais - **Nacional**								1.444.250.544
			Ente federativo apoiado (unidade): 27		S	3-ODC	1	90	6	1001	122.451.350
					S	3-ODC	1	90	6	1002	1.321.799.194
5117	**4705**		**Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado**	10 303							**1.790.000.000**
5117	4705	**0001**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **Nacional**								1.790.000.000
			Fármaco/insumo estratégico disponibilizado (unidade): 14		S	3-ODC	1	90	6	1001	86.800.000
					S	3-ODC	1	90	6	1002	1.703.200.000
5118			**Atenção Especializada à Saúde**								**129.767.043**
			Atividade								**129.767.043**
5118	**6516**		**Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia**	10 303							**129.767.043**
5118	6516	**0001**	Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia - **Nacional**								129.767.043
			Serviço avaliado (unidade): 8.814		S	3-ODC	2	90	6	1001	129.443.043
					S	4-INV	2	90	6	1001	324.000
5120			**Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde**								**1.218.643.605**
			Atividade								**1.039.031.151**
5120	**20K1**		**Plataformas para o Desenvolvimento Tecnológico em Saúde**	10 572							**18.534.760**
5120	20K1	**0001**	Plataformas para o Desenvolvimento Tecnológico em Saúde - **Nacional**								18.534.760
			Acesso concedido às Plataformas Tecnológicas (unidade): 7.700		S	3-ODC	2	90	6	1001	16.217.914
					S	4-INV	2	90	6	1001	2.316.846
5120	**21BF**		**Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde**	10 571							**419.702.969**
5120	21BF	**0001**	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde - **Nacional**								413.052.969
			Pesquisa apoiada (unidade): 1.963		S	3-ODC	2	90	6	1001	339.278.744
					S	3-ODC	2	90	6	1049	3.900.000
					S	3-ODC	3	90	6	1002	31.892.721
					S	3-ODC	6	90	6	1001	28.012.693
					S	3-ODC	6	99	6	1001	9.526.004
					S	4-INV	6	90	6	1001	442.807
5120	21BF	**0013**	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde - **No Estado do Amazonas**								2.700.000
			Pesquisa apoiada (unidade): 2		S	3-ODC	6	90	6	1001	2.572.000
					S	4-INV	6	90	6	1001	128.000
5120	21BF	**0031**	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde - **No Estado de Minas Gerais**								500.000
			Pesquisa apoiada (unidade): 1		S	3-ODC	6	90	6	1001	500.000
5120	21BF	**0041**	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde - **No Estado do Paraná**								3.450.000
			Pesquisa apoiada (unidade): 16		S	3-ODC	6	99	6	1001	2.950.000
					S	4-INV	6	99	6	1001	500.000
5120	**21DA**		**Modernização de Unidades da Fundação Oswaldo Cruz**	10 571							**304.237.295**
5120	21DA	**0001**	Modernização de Unidades da Fundação Oswaldo Cruz - **Nacional**								303.837.295
			Unidade modernizada (unidade): 34		S	3-ODC	2	90	6	1001	11.120.855
					S	3-ODC	3	90	6	1001	22.186.199
					S	3-ODC	6	90	6	1001	524.000
					S	4-INV	2	90	6	1001	189.054.531
					S	4-INV	3	90	6	1001	31.815.171
					S	4-INV	3	90	6	1002	48.866.539
					S	4-INV	6	90	6	1001	270.000
5120	21DA	**0029**	Modernização de Unidades da Fundação Oswaldo Cruz - **No Estado da Bahia**								400.000
			Unidade modernizada (unidade): 2		S	3-ODC	6	99	6	1001	400.000
5120	**8305**		**Atenção de Referência e Pesquisa Clínica**	10 571							**296.556.127**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36201 FUNDAÇÃO OSWALDO CRUZ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5120 8305 **0001**	Atenção de Referência e Pesquisa Clínica - **Nacional**								296.556.127
	Paciente atendido (unidade): 230.757		S	3-ODC	2	90	6	1001	292.849.175
			S	4-INV	2	90	6	1001	3.706.952
	Projeto								**179.612.454**
5120 **13DW**	**Construção do Complexo Industrial de Biotecnologia em Saúde (CIBS)**	10 572							**30.582.352**
5120 13DW **0033**	Construção do Complexo Industrial de Biotecnologia em Saúde (CIBS) - **No Estado do Rio de Janeiro**								30.582.352
	Obra concluída (% de execução física): 18		S	4-INV	3	90	6	1001	30.582.352
5120 **15VW**	**Construção da Fábrica de Plataformas Vegetais de Produção de Imunobiológicos da Fiocruz Ceará**	10 572							**149.030.102**
5120 15VW **1045**	Construção da Fábrica de Plataformas Vegetais de Produção de Imunobiológicos da Fiocruz Ceará - **No Município de Eusébio - CE**								149.030.102
	Obra concluída (unidade): 1		S	3-ODC	3	90	6	1001	13.901.069
			S	4-INV	3	90	6	1002	135.129.033
5121	**Gestão, Trabalho, Educação e Transformação Digital na Saúde**								**428.886.841**
	Atividade								**428.886.841**
5121 **20Q7**	**Preservação do Patrimônio Histórico e Cultural de Ciência e da Saúde na Fiocruz**	10 391							**14.886.776**
5121 20Q7 **3341**	Preservação do Patrimônio Histórico e Cultural de Ciência e da Saúde na Fiocruz - **No Município do Rio de Janeiro - RJ**								14.886.776
	Acervo preservado (unidade): 1		S	3-ODC	2	90	6	1001	13.901.069
			S	4-INV	2	90	6	1001	985.707
5121 **20YD**	**Educação e Trabalho na Saúde**	10 128							**342.292.072**
5121 20YD **0001**	Educação e Trabalho na Saúde - **Nacional**								284.330.066
	Pessoa qualificada (unidade): 25.936		S	3-ODC	2	90	6	1001	101.690.950
			S	3-ODC	2	90	6	1002	87.206.037
			S	3-ODC	2	90	6	1049	2.170.000
			S	3-ODC	6	50	6	1001	1.000.000
			S	3-ODC	6	90	6	1001	63.446.324
			S	3-ODC	6	99	6	1001	28.556.755
			S	4-INV	6	90	6	1001	260.000
5121 20YD **0022**	Educação e Trabalho na Saúde - **No Estado do Piauí**								575.000
	Pessoa qualificada (unidade): 601		S	3-ODC	6	90	6	1001	417.200
			S	4-INV	6	99	6	1001	157.800
5121 20YD **0025**	Educação e Trabalho na Saúde - **No Estado da Paraíba**								10.000.000
	Pessoa qualificada (unidade): 40		S	3-ODC	6	90	6	1001	10.000.000
5121 20YD **0029**	Educação e Trabalho na Saúde - **No Estado da Bahia**								300.000
	Pessoa qualificada (unidade): 18		S	3-ODC	6	99	6	1001	300.000
5121 20YD **0031**	Educação e Trabalho na Saúde - **No Estado de Minas Gerais**								4.231.003
	Pessoa qualificada (unidade): 250		S	3-ODC	6	90	6	1001	4.231.003
5121 20YD **0033**	Educação e Trabalho na Saúde - **No Estado do Rio de Janeiro**								11.426.003
	Pessoa qualificada (unidade): 670		S	3-ODC	6	90	6	1001	2.100.000
			S	3-ODC	6	99	6	1001	9.326.003
5121 20YD **0035**	Educação e Trabalho na Saúde - **No Estado de São Paulo**								8.100.000
	Pessoa qualificada (unidade): 20.790		S	3-ODC	6	90	6	1001	1.700.000
			S	3-ODC	6	99	6	1001	6.300.000
			S	4-INV	6	90	6	1001	100.000
5121 20YD **0041**	Educação e Trabalho na Saúde - **No Estado do Paraná**								500.000
	Pessoa qualificada (unidade): 28		S	3-ODC	6	99	6	1001	500.000
5121 20YD **0043**	Educação e Trabalho na Saúde - **No Estado do Rio Grande do Sul**								8.000.000
	Pessoa qualificada (unidade): 100		S	3-ODC	6	90	6	1001	8.000.000
5121 20YD **0053**	Educação e Trabalho na Saúde - **No Distrito Federal**								14.830.000
	Pessoa qualificada (unidade): 870		S	3-ODC	6	90	6	1001	14.830.000
5121 **6179**	**Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia**	10 573							**71.707.993**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36201 FUNDAÇÃO OSWALDO CRUZ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5121 6179 **0001**	Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia - **Nacional** Material produzido (unidade): 370.022								58.457.993
			S	3-ODC	2	90	6	1001	38.922.993
			S	3-ODC	6	90	6	1001	16.755.480
			S	3-ODC	6	99	6	1001	2.600.000
			S	4-INV	6	90	6	1001	179.520
5121 6179 **0031**	Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia - **No Estado de Minas Gerais** Material produzido (unidade): 1								250.000
			S	3-ODC	6	90	6	1001	250.000
5121 6179 **0033**	Comunicação e Informações para a Educação em Saúde e em Ciência e Tecnologia - **No Estado do Rio de Janeiro** Material produzido (unidade): 200.000								13.000.000
			S	3-ODC	6	90	6	1001	13.000.000
5123	**Vigilância em Saúde e Ambiente**								**2.242.983.719**
	Atividade								**2.242.983.719**
5123 **20YE**	**Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças**	10 305							**2.080.065.000**
5123 20YE **0001**	Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças - **Nacional** População coberta (unidade): 213.400.000								2.080.065.000
			S	3-ODC	1	90	6	1001	805.300.000
			S	3-ODC	1	90	6	1002	1.266.165.000
			S	4-INV	1	90	6	1001	8.600.000
5123 **21IA**	**Implementação de novas tecnologias para a vigilância e o controle do aedes aegypti**	10 305							**111.208.548**
5123 21IA **0001**	Implementação de novas tecnologias para a vigilância e o controle do aedes aegypti - **Nacional** Unidade federativa apoiada (unidade): 14								111.208.548
			S	3-ODC	2	90	6	1001	111.208.548
5123 **6174**	**Análise da Qualidade de Produtos e Insumos de Saúde**	10 304							**21.068.850**
5123 6174 **0001**	Análise da Qualidade de Produtos e Insumos de Saúde - **Nacional** Laudo emitido (unidade): 5.025								21.068.850
			S	3-ODC	2	90	6	1001	17.683.143
			S	3-ODC	6	90	6	1001	2.400.000
			S	4-INV	2	90	6	1001	985.707
5123 **8327**	**Manutenção de Serviço Laboratorial de Referência para o Controle de Doenças**	10 305							**30.641.321**
5123 8327 **0001**	Manutenção de Serviço Laboratorial de Referência para o Controle de Doenças - **Nacional** Exame laboratorial realizado (unidade): 266.506								30.641.321
			S	3-ODC	2	90	6	1001	29.655.614
			S	4-INV	2	90	6	1001	985.707
Total									**9.557.183.503**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36210 HOSPITAL NOSSA SENHORA DA CONCEIÇÃO S.A. - CONCEIÇÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.298.389.240	2.127.857.988	2.101.835.104	3.204.733.061	3.172.452.457
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.694.520.123	1.665.914.201	1.665.914.201	2.555.514.439	2.555.514.439
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	129.480.908	13.399.006	13.399.006	127.178.951	127.178.951
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.478.203	1.544.781	1.544.781	2.039.671	2.039.671
5118	ATENÇÃO ESPECIALIZADA À SAÚDE	445.234.431	417.000.000	390.977.116	489.000.000	458.990.520
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	27.675.575	30.000.000	30.000.000	31.000.000	28.728.876
Funcao						
10	SAÚDE	2.167.430.129	2.112.914.201	2.086.891.317	3.075.514.439	3.043.233.835
28	ENCARGOS ESPECIAIS	130.959.111	14.943.787	14.943.787	129.218.622	129.218.622
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.580.166.143	1.558.701.584	1.558.701.584	2.340.334.576	2.340.334.576
128	FORMAÇÃO DE RECURSOS HUMANOS	27.675.575	30.000.000	30.000.000	31.000.000	28.728.876
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	445.234.431	417.000.000	390.977.116	489.000.000	458.990.520
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	114.353.980	107.212.617	107.212.617	215.179.863	215.179.863
846	OUTROS ENCARGOS ESPECIAIS	130.959.111	14.943.787	14.943.787	129.218.622	129.218.622
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.707.022.805	1.570.542.161	1.570.542.161	2.464.445.260	2.464.445.260
3	OUTRAS DESPESAS CORRENTES	512.045.484	471.315.827	471.315.827	660.287.801	631.592.493
4	INVESTIMENTOS	76.821.621	86.000.000	59.977.116	80.000.000	76.414.704
5	INVERSOES FINANCEIRAS	2.499.329	0	0	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**217.219.534**					**217.219.534**
1001	**2.464.445.260**		**406.319.459**	**62.414.704**				**2.933.179.423**
1049			**8.053.500**	**14.000.000**				**22.053.500**
Total	**2.464.445.260**	**0**	**631.592.493**	**76.414.704**	**0**	**0**	**0**	**3.172.452.457**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36210 HOSPITAL NOSSA SENHORA DA CONCEIÇÃO S.A. - CONCEIÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.555.514.439**
	Atividade								**2.555.514.439**
0032 **20TP**	**Ativos Civis da União**	10 122							**2.340.334.576**
0032 20TP **5027**	Ativos Civis da União - **No Município de Porto Alegre - RS**								2.340.334.576
			S	1-PES	1	90	6	1001	2.340.334.576
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**215.179.863**
0032 212B **5027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Município de Porto Alegre - RS**								215.179.863
			S	3-ODC	1	90	6	1000	215.179.863
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**127.178.951**
	Operação Especial								**127.178.951**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**4.257.618**
0901 0022 **5027**	Sentenças Judiciais Devidas por Empresas Estatais - **No Município de Porto Alegre - RS**								4.257.618
			S	1-PES	1	90	6	1001	2.622.170
			S	3-ODC	1	90	0	1001	1.635.448
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**101.697.055**
0901 00WU **5027**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **No Município de Porto Alegre - RS**								101.697.055
			S	1-PES	1	90	6	1001	100.264.236
			S	3-ODC	1	90	0	1001	1.432.819
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**21.224.278**
0901 0625 **5027**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Município de Porto Alegre - RS**								21.224.278
			S	1-PES	1	90	6	1001	21.224.278
0909	**Operações Especiais: Outros Encargos Especiais**								**2.039.671**
	Operação Especial								**2.039.671**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**2.039.671**
0909 0536 **5027**	Benefícios de Legislação Especial - **No Município de Porto Alegre - RS**								2.039.671
			S	3-ODC	1	90	0	1000	2.039.671
5118	**Atenção Especializada à Saúde**								**458.990.520**
	Atividade								**418.214.051**
5118 **6217**	**Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde**	10 302							**418.214.051**
5118 6217 **0001**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **Nacional** Atendimento realizado (unidade): 1.430								1.500.000
			S	3-ODC	6	90	6	1001	450.000
			S	4-INV	6	90	6	1001	1.050.000
5118 6217 **0043**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **No Estado do Rio Grande do Sul** Atendimento realizado (unidade): 2.570								2.700.000
			S	3-ODC	6	90	6	1001	2.500.000
			S	4-INV	6	90	6	1001	200.000
5118 6217 **5027**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **No Município de Porto Alegre - RS** Atendimento realizado (unidade): 5.753.973								414.014.051
			S	3-ODC	2	90	6	1001	371.572.316
			S	3-ODC	2	90	6	1049	8.053.500
			S	4-INV	2	90	6	1001	20.388.235
			S	4-INV	2	90	6	1049	14.000.000
	Projeto								**40.776.469**
5118 **163C**	**Construção do Centro de Apoio ao Diagnóstico e Terapia do Grupo Hospitalar Conceição S.A (GHC) - PAC**	10 302							**40.776.469**
5118 163C **0043**	Construção do Centro de Apoio ao Diagnóstico e Terapia do Grupo Hospitalar Conceição S.A (GHC) - PAC - **No Estado do Rio Grande do Sul** Unidade estruturada (% de execução física): 20								40.776.469
			S	4-INV	3	90	6	1001	40.776.469
5121	**Gestão, Trabalho, Educação e Transformação Digital na Saúde**								**28.728.876**
	Atividade								**28.728.876**
5121 **6149**	**Residência de Profissionais de Saúde - SUS**	10 128							**28.728.876**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36210 HOSPITAL NOSSA SENHORA DA CONCEIÇÃO S.A. - CONCEIÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5121 6149 **0001**	Residência de Profissionais de Saúde - SUS - **Nacional**								28.728.876
	Profissional qualificado (unidade): 608		S	3-ODC	2	90	6	1001	28.728.876
Total									**3.172.452.457**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36211 FUNDAÇÃO NACIONAL DE SAÚDE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.149.878.092	2.785.535.841	2.786.535.842	2.808.618.912	2.772.903.314
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.747.607.539	1.837.143.745	1.837.143.745	2.108.810.619	2.099.540.273
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	8.167.746	409.875.575	409.875.575	264.724.548	264.724.548
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.062.503	1.116.521	1.116.521	1.183.745	1.183.745
2322	SANEAMENTO BÁSICO	335.311.991	464.000.000	465.000.001	378.900.000	356.359.611
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	400.000	5.400.000	5.400.000	4.500.000	4.228.933
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	15.577.513	23.000.000	23.000.000	23.000.000	21.314.973
5123	VIGILÂNCIA EM SAÚDE E AMBIENTE	41.750.799	45.000.000	45.000.000	27.500.000	25.551.231
Funcao						
09	PREVIDÊNCIA SOCIAL	1.545.633.969	1.574.040.064	1.574.040.064	1.785.313.305	1.785.313.305
10	SAÚDE	595.013.874	800.503.681	801.503.682	757.397.314	721.681.716
28	ENCARGOS ESPECIAIS	9.230.249	410.992.096	410.992.096	265.908.293	265.908.293
Subfuncao						
122	ADMINISTRAÇÃO GERAL	151.535.248	211.274.636	211.274.636	262.385.463	252.624.259
126	TECNOLOGIA DA INFORMAÇÃO	15.577.513	23.000.000	23.000.000	23.000.000	21.314.973
128	FORMAÇÃO DE RECURSOS HUMANOS	316.678	2.300.000	2.300.000	2.300.000	2.131.499
131	COMUNICAÇÃO SOCIAL	0	3.000.000	3.000.000	1.500.000	1.390.108
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.545.633.969	1.574.040.064	1.574.040.064	1.785.313.305	1.785.313.305
305	VIGILÂNCIA EPIDEMIOLÓGICA	0	15.000.000	15.000.000	7.500.000	7.016.472
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	37.826.943	42.339.201	42.339.201	47.778.142	47.778.142
511	SANEAMENTO BÁSICO RURAL	225.182.858	250.000.000	250.000.000	180.000.000	171.372.824
512	SANEAMENTO BÁSICO URBANO	151.388.933	221.500.000	222.500.001	200.400.000	186.318.283
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	400.000	17.400.000	17.400.000	12.500.000	11.701.447
846	OUTROS ENCARGOS ESPECIAIS	22.015.951	425.681.940	425.681.940	285.942.002	285.942.002
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.638.472.438	2.050.911.999	2.050.911.999	2.149.685.415	2.149.685.415
3	OUTRAS DESPESAS CORRENTES	128.836.972	258.596.842	258.596.842	278.133.497	265.038.518
4	INVESTIMENTOS	382.568.682	476.027.000	477.027.001	380.800.000	358.179.381

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**14.121**		**48.947.766**					**48.961.887**
1001	**364.357.989**		**129.225.655**	**263.685.817**				**757.269.461**
1002	**1.745.654.946**		**80.406.791**	**94.493.564**				**1.920.555.301**
1049			**6.458.306**					**6.458.306**
1056	**39.658.359**							**39.658.359**
Total	**2.149.685.415**	**0**	**265.038.518**	**358.179.381**	**0**	**0**	**0**	**2.772.903.314**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36211 FUNDAÇÃO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.099.540.273**
	Atividade								**294.193.259**
0032 **2000**	**Administração da Unidade**	10 122							**121.008.047**
0032 2000 **0001**	Administração da Unidade - **Nacional**								121.008.047
			S	3-ODC	2	90	6	1001	56.106.283
			S	3-ODC	2	90	6	1002	53.750.799
			S	3-ODC	2	90	6	1049	6.458.306
			S	4-INV	2	90	6	1001	3.706.952
			S	4-INV	2	90	6	1002	985.707
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**33.019.020**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								33.019.020
			S	3-ODC	1	90	0	1000	33.019.020
0032 **20TP**	**Ativos Civis da União**	10 122							**121.585.463**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								121.585.463
			S	1-PES	1	90	6	1001	121.585.463
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**14.759.122**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								14.759.122
			S	3-ODC	1	90	6	1000	14.759.122
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	10 122							**300.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 6								300.000
			S	3-ODC	2	90	0	1001	300.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	10 128							**2.131.499**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional** Servidor capacitado (unidade): 400								2.131.499
			S	3-ODC	2	90	6	1002	2.131.499
0032 **4641**	**Publicidade de Utilidade Pública**	10 131							**1.390.108**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.390.108
			S	3-ODC	2	90	6	1002	1.390.108
	Operação Especial								**1.805.347.014**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.785.313.305**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.785.313.305
			S	1-PES	1	90	0	1002	1.745.654.946
			S	1-PES	1	90	0	1056	39.658.359
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	10 846							**20.033.709**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								20.033.709
			S	1-PES	0	91	6	1001	20.033.709
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**264.724.548**
	Operação Especial								**264.724.548**
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**264.724.548**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								264.724.548
			S	1-PES	1	90	6	1001	222.738.817
			S	3-ODC	1	90	0	1001	41.985.731
0909	**Operações Especiais: Outros Encargos Especiais**								**1.183.745**
	Operação Especial								**1.183.745**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			S	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**1.169.624**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36211 FUNDAÇÃO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								1.169.624
			S	3-ODC	1	90	0	1000	1.169.624
2322	**Saneamento Básico**								**356.359.611**
	Atividade								**356.359.611**
2322 **20AF**	**Apoio ao Controle e à Vigilância da Qualidade da Água para Consumo Humano para Prevenção e Controle de Doenças e Agravos**	10 512							**7.969.948**
2322 20AF **0001**	Apoio ao Controle e à Vigilância da Qualidade da Água para Consumo Humano para Prevenção e Controle de Doenças e Agravos - **Nacional** Ente federativo apoiado (unidade): 183								7.969.948
			S	3-ODC	2	90	6	1001	5.560.428
			S	4-INV	2	90	6	1001	2.409.520
2322 **20AG**	**Apoio à Gestão dos Sistemas de Saneamento Básico em Municípios de até 50.000 Habitantes**	10 512							**6.487.167**
2322 20AG **0001**	Apoio à Gestão dos Sistemas de Saneamento Básico em Municípios de até 50.000 Habitantes - **Nacional** Município atendido (unidade): 27								6.487.167
			S	3-ODC	2	90	0	1001	5.097.059
			S	4-INV	2	90	0	1001	1.390.108
2322 **20AM**	**Apoio à Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos**	10 512							**9.267.380**
2322 20AM **0001**	Apoio à Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos - **Nacional** Unidade apoiada (unidade): 16								9.267.380
			S	4-INV	2	40	0	1001	9.267.380
2322 **20Q8**	**Apoio à Implantação e Manutenção de Sistemas e Soluções de Saneamento Ambiental**	10 122							**9.730.749**
2322 20Q8 **0001**	Apoio à Implantação e Manutenção de Sistemas e Soluções de Saneamento Ambiental - **Nacional** Ente federativo apoiado (unidade): 100								9.730.749
			S	3-ODC	2	80	0	1001	3.892.300
			S	3-ODC	2	90	0	1001	5.838.449
2322 **21C9**	**Implantação, ampliação ou melhoria de ações e serviços sustentáveis de saneamento básico em pequenas comunidades rurais (localidades de pequeno porte) ou em comunidades tradicionais (remanescentes de quilombos)**	10 511							**152.838.065**
2322 21C9 **0001**	Implantação, ampliação ou melhoria de ações e serviços sustentáveis de saneamento básico em pequenas comunidades rurais (localidades de pequeno porte) ou em comunidades tradicionais (remanescentes de quilombos) - **Nacional** Domicílio atendido (unidade): 25.397								148.278.065
			S	4-INV	2	40	6	1001	111.208.548
			S	4-INV	2	90	6	1001	37.069.517
2322 21C9 **0012**	Implantação, ampliação ou melhoria de ações e serviços sustentáveis de saneamento básico em pequenas comunidades rurais (localidades de pequeno porte) ou em comunidades tradicionais (remanescentes de quilombos) - **No Estado do Acre** Domicílio atendido (unidade): 1.100								4.560.000
			S	4-INV	6	30	6	1001	2.660.000
			S	4-INV	6	40	6	1001	1.900.000
2322 **21CA**	**Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Abastecimento de Água em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)**	10 512							**46.336.896**
2322 21CA **0001**	Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Abastecimento de Água em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE) - **Nacional** Domicílio atendido (unidade): 8.333								46.336.896
			S	4-INV	2	40	0	1001	46.336.896
2322 **21CB**	**Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Esgotamento Sanitário em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)**	10 512							**46.336.896**
2322 21CB **0001**	Apoio à Implantação, Ampliação e Melhoria de Sistemas Públicos de Esgotamento Sanitário em Municípios com até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE) - **Nacional** Domicílio atendido (unidade): 8.333								46.336.896
			S	4-INV	2	40	0	1001	46.336.896
2322 **21CC**	**Apoio a Implantação e Melhoria de Sistemas Públicos de Manejo de Resíduos Sólidos em Municípios de até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE)**	10 512							**11.720.855**
2322 21CC **0001**	Apoio a Implantação e Melhoria de Sistemas Públicos de Manejo de Resíduos Sólidos em Municípios de até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE) - **Nacional** Domicílio atendido (unidade): 56.471								11.120.855
			S	4-INV	2	40	0	1002	11.120.855

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36211 FUNDAÇÃO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2322 21CC **0054**	Apoio a Implantação e Melhoria de Sistemas Públicos de Manejo de Resíduos Sólidos em Municípios de até 50.000 Habitantes, Exclusive em Regiões Metropolitanas (RM) ou Regiões Integradas de Desenvolvimento Econômico (RIDE) - **No Estado de Mato Grosso do Sul**								600.000
	Domicílio atendido (unidade): 1.000		S	4-INV	6	40	0	1001	600.000
2322 **21CG**	**Implantação e Melhoria de Serviços de Drenagem e Manejo das Águas Pluviais Urbanas para Prevenção e Controle de Doenças e Agravos**	10 512							**2.594.867**
2322 21CG **0001**	Implantação e Melhoria de Serviços de Drenagem e Manejo das Águas Pluviais Urbanas para Prevenção e Controle de Doenças e Agravos - **Nacional**								2.594.867
	Município beneficiado (unidade): 1		S	4-INV	2	40	6	1002	2.594.867
2322 **21CI**	**Apoiar a implementação de Melhorias Sanitárias Domiciliares em Localidades Urbanas de Municípios com População até 50.000 Habitantes, de forma a contribuir para a Prevenção e Controle de Doenças e Agravos**	10 512							**55.604.274**
2322 21CI **0001**	Apoiar a implementação de Melhorias Sanitárias Domiciliares em Localidades Urbanas de Municípios com População até 50.000 Habitantes, de forma a contribuir para a Prevenção e Controle de Doenças e Agravos - **Nacional**								55.604.274
	Domicílio atendido (unidade): 4.000		S	4-INV	2	40	6	1002	55.604.274
2322 **6908**	**Fomento à Educação em Saúde Ambiental voltada à Promoção da Saúde**	10 541							**7.472.514**
2322 6908 **0001**	Fomento à Educação em Saúde Ambiental voltada à Promoção da Saúde - **Nacional**								7.472.514
	Ente federativo apoiado (unidade): 38		S	3-ODC	2	40	6	1002	6.672.514
			S	3-ODC	2	90	6	1002	800.000
5120	**Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde**								**4.228.933**
	Atividade								**4.228.933**
5120 **20K2**	**Fomento à Pesquisa e ao Desenvolvimento Tecnológico, com vistas ao Aprimoramento e à Sustentabilidade dos Serviços e Ações de Saúde Ambiental**	10 541							**4.228.933**
5120 20K2 **0001**	Fomento à Pesquisa e ao Desenvolvimento Tecnológico, com vistas ao Aprimoramento e à Sustentabilidade dos Serviços e Ações de Saúde Ambiental - **Nacional**								4.228.933
	Pesquisa apoiada (unidade): 4		S	3-ODC	2	40	6	1001	1.621.793
			S	3-ODC	2	90	6	1001	1.807.140
			S	4-INV	2	90	6	1001	800.000
5121	**Gestão, Trabalho, Educação e Transformação Digital na Saúde**								**21.314.973**
	Atividade								**21.314.973**
5121 **6881**	**Modernização e Desenvolvimento de Sistemas de Informação da FUNASA**	10 126							**21.314.973**
5121 6881 **0001**	Modernização e Desenvolvimento de Sistemas de Informação da FUNASA - **Nacional**								21.314.973
	Sistema/processo modernizado (unidade): 8		S	3-ODC	2	90	6	1002	15.661.871
			S	4-INV	2	90	6	1002	5.653.102
5123	**Vigilância em Saúde e Ambiente**								**25.551.231**
	Atividade								**25.551.231**
5123 **20T6**	**Fortalecimento da Saúde Ambiental para Redução dos Riscos à Saúde Humana**	10 305							**7.016.472**
5123 20T6 **0001**	Fortalecimento da Saúde Ambiental para Redução dos Riscos à Saúde Humana - **Nacional**								7.016.472
	Ente federativo apoiado (unidade): 65		S	3-ODC	2	40	6	1001	2.038.824
			S	3-ODC	2	80	6	1001	4.077.648
			S	3-ODC	2	90	6	1001	900.000
5123 **21CH**	**Implantação de Melhorias Habitacionais para Controle da Doença de Chagas**	10 511							**18.534.759**
5123 21CH **0001**	Implantação de Melhorias Habitacionais para Controle da Doença de Chagas - **Nacional**								18.534.759
	Domicílio atendido (unidade): 285		S	4-INV	2	40	6	1002	18.534.759
Total									**2.772.903.314**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36212 AGÊNCIA NACIONAL DE VIGILÂNCIA SANITÁRIA - ANVISA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		873.181.301	965.519.873	965.519.873	1.143.473.534	1.153.213.271
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	801.854.051	863.159.028	863.159.028	1.053.578.292	1.053.578.292
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	1.589.425	12.101.697	12.101.697	3.657.717	3.657.717
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	19.148	19.148	87.525	87.525
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	310.522	540.000	540.000	650.000	650.000
5123	VIGILÂNCIA EM SAÚDE E AMBIENTE	69.427.304	89.700.000	89.700.000	85.500.000	95.239.737
Funcao						
04	ADMINISTRAÇÃO	0	300.000	300.000	0	0
09	PREVIDÊNCIA SOCIAL	210.119.807	211.921.468	211.921.468	250.295.434	250.295.434
10	SAÚDE	661.472.069	741.177.560	741.177.560	889.432.858	899.172.595
28	ENCARGOS ESPECIAIS	1.589.425	12.120.845	12.120.845	3.745.242	3.745.242
Subfuncao						
122	ADMINISTRAÇÃO GERAL	500.272.148	558.044.576	558.044.576	693.435.828	693.435.828
128	FORMAÇÃO DE RECURSOS HUMANOS	2.534.374	3.000.000	3.000.000	2.725.000	2.725.000
211	RELAÇÕES DIPLOMÁTICAS	0	300.000	300.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	210.119.807	211.921.468	211.921.468	250.295.434	250.295.434
304	VIGILÂNCIA SANITÁRIA	69.427.304	89.700.000	89.700.000	85.500.000	95.239.737
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.739.862	24.472.421	24.472.421	26.668.342	26.668.342
846	OUTROS ENCARGOS ESPECIAIS	67.087.807	78.081.408	78.081.408	84.848.930	84.848.930
GND						
1	PESSOAL E ENCARGOS SOCIAIS	655.396.006	693.733.174	693.733.174	880.823.477	880.823.477
3	OUTRAS DESPESAS CORRENTES	213.120.170	262.786.699	262.786.699	247.650.057	257.389.794
4	INVESTIMENTOS	4.665.126	9.000.000	9.000.000	15.000.000	15.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**87.525**		**36.525.412**					**36.612.937**
1001	**248.500.651**		**10.820.007**					**259.320.658**
1002	**91.030.810**		**8.091.792**					**99.122.602**
1003	**381.939.867**		**199.668.239**	**15.000.000**				**596.608.106**
1049			**2.284.344**					**2.284.344**
1056	**159.264.624**							**159.264.624**
Total	**880.823.477**	**0**	**257.389.794**	**15.000.000**	**0**	**0**	**0**	**1.153.213.271**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36212 AGÊNCIA NACIONAL DE VIGILÂNCIA SANITÁRIA - ANVISA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.053.578.292**
	Atividade								**722.829.170**
0032 **2000**	**Administração da Unidade**	10 122							**145.766.443**
0032 2000 **0001**	Administração da Unidade - **Nacional**								145.766.443
			S	3-ODC	2	90	0	1003	133.385.032
			S	3-ODC	2	90	0	1049	2.284.344
			S	3-ODC	2	91	0	1003	97.067
			S	4-INV	2	90	0	1003	10.000.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**7.724.666**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.724.666
			S	3-ODC	1	90	0	1000	7.724.666
0032 **20TP**	**Ativos Civis da União**	10 122							**547.149.120**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								547.149.120
			S	1-PES	1	90	0	1001	245.662.941
			S	1-PES	1	90	0	1003	301.486.179
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**18.943.676**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								18.943.676
			S	3-ODC	1	90	0	1000	18.943.676
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	10 122							**520.265**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 19								520.265
			S	3-ODC	2	90	0	1003	520.265
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	10 128							**2.725.000**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional** Servidor capacitado (unidade): 1.080								2.725.000
			S	3-ODC	2	90	0	1003	2.725.000
	Operação Especial								**330.749.122**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**250.295.434**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								250.295.434
			S	1-PES	1	90	0	1002	91.030.810
			S	1-PES	1	90	0	1056	159.264.624
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	10 846							**80.453.688**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								80.453.688
			S	1-PES	0	91	0	1003	80.453.688
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**3.657.717**
	Operação Especial								**3.657.717**
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**3.657.717**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								3.657.717
			S	1-PES	1	90	0	1001	2.837.710
			S	3-ODC	1	90	0	1001	820.007
0909	**Operações Especiais: Outros Encargos Especiais**								**87.525**
	Operação Especial								**87.525**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**87.525**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								87.525
			S	1-PES	1	90	0	1000	87.525
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**650.000**
	Operação Especial								**650.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	10 846							**650.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36212 AGÊNCIA NACIONAL DE VIGILÂNCIA SANITÁRIA - ANVISA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								650.000
			S	3-ODC	2	50	0	1003	650.000
5123	**Vigilância em Saúde e Ambiente**								**95.239.737**
	Atividade								**95.239.737**
5123 **8719**	**Vigilância Sanitária de Produtos, Serviços e Ambientes**	10 304							**95.239.737**
5123 8719 **0001**	Vigilância Sanitária de Produtos, Serviços e Ambientes - **Nacional**								95.239.737
	Estratégia cumprida (unidade): 50		S	3-ODC	2	80	0	1003	5.000.000
			S	3-ODC	2	90	0	1000	9.857.070
			S	3-ODC	2	90	0	1001	10.000.000
			S	3-ODC	2	90	0	1002	8.091.792
			S	3-ODC	2	90	0	1003	57.290.875
			S	4-INV	2	90	0	1003	5.000.000
Total									**1.153.213.271**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36213 AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR - ANS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		316.276.624	442.240.321	442.240.321	583.423.211	633.423.211
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	248.752.068	265.574.002	265.574.002	303.993.168	343.993.168
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	341.286	54.823.652	54.823.652	118.295.688	118.295.688
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	14.622	370.262	370.262	97.000	97.000
0999	RESERVA DE CONTINGÊNCIA	0	38.900.005	38.900.005	73.400.345	73.400.345
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	67.168.649	82.559.400	82.559.400	87.622.889	97.622.889
Funcao						
09	PREVIDÊNCIA SOCIAL	11.170.687	11.319.530	11.319.530	13.401.703	13.401.703
10	SAÚDE	304.764.651	337.184.134	337.184.134	378.311.354	428.311.354
28	ENCARGOS ESPECIAIS	341.286	54.836.652	54.836.652	118.309.809	118.309.809
99	RESERVA DE CONTINGÊNCIA	0	38.900.005	38.900.005	73.400.345	73.400.345
Subfuncao						
122	ADMINISTRAÇÃO GERAL	195.451.538	206.196.831	206.196.831	239.527.797	279.527.797
125	NORMATIZAÇÃO E FISCALIZAÇÃO	12.983.152	19.119.838	19.119.838	18.207.936	28.207.936
126	TECNOLOGIA DA INFORMAÇÃO	54.185.497	63.439.562	63.439.562	69.414.953	69.414.953
128	FORMAÇÃO DE RECURSOS HUMANOS	464.820	1.600.000	1.600.000	1.100.000	1.100.000
131	COMUNICAÇÃO SOCIAL	39.200	3.200.000	3.200.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	11.170.687	11.319.530	11.319.530	13.401.703	13.401.703
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.467.036	9.636.898	9.636.898	9.099.188	9.099.188
846	OUTROS ENCARGOS ESPECIAIS	33.514.695	88.827.657	88.827.657	159.271.289	159.271.289
999	RESERVA DE CONTINGÊNCIA	0	38.900.005	38.900.005	73.400.345	73.400.345
GND						
1	PESSOAL E ENCARGOS SOCIAIS	205.919.376	216.766.868	216.766.868	259.150.569	259.150.569
3	OUTRAS DESPESAS CORRENTES	108.705.775	186.373.448	186.373.448	249.155.345	298.655.345
4	INVESTIMENTOS	1.651.473	200.000	200.000	1.716.952	2.216.952
9	RESERVA DE CONTINGENCIA	0	38.900.005	38.900.005	73.400.345	73.400.345

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**39.500.000**	**500.000**				**40.000.000**
1001			**10.000.000**					**10.000.000**
1003	**259.150.569**		**248.677.120**	**1.716.952**			**73.400.345**	**582.944.986**
1049			**478.225**					**478.225**
Total	**259.150.569**	**0**	**298.655.345**	**2.216.952**	**0**	**0**	**73.400.345**	**633.423.211**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36213 AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR - ANS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**343.993.168**
			Atividade								**289.726.985**
0032	**2000**		**Administração da Unidade**	10 122							**74.659.592**
0032	2000	**0001**	Administração da Unidade - **Nacional**								74.659.592
					S	3-ODC	2	80	0	1000	1.000.000
					S	3-ODC	2	90	0	1000	38.500.000
					S	3-ODC	2	90	0	1003	34.135.367
					S	3-ODC	2	90	0	1049	461.225
					S	3-ODC	2	91	0	1003	8.000
					S	4-INV	2	90	0	1000	500.000
					S	4-INV	2	90	0	1003	55.000
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**1.232.040**
0032	2004	**0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.232.040
					S	3-ODC	1	90	0	1003	1.232.040
0032	**20TP**		**Ativos Civis da União**	10 122							**204.579.205**
0032	20TP	**0001**	Ativos Civis da União - **Nacional**								204.579.205
					S	1-PES	1	90	0	1003	204.579.205
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**7.867.148**
0032	212B	**0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.867.148
					S	3-ODC	1	90	0	1003	7.867.148
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	10 122							**289.000**
0032	216H	**0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 5								289.000
					S	3-ODC	2	90	0	1003	289.000
0032	**4572**		**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	10 128							**1.100.000**
0032	4572	**0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional** Servidor capacitado (unidade): 254								1.100.000
					S	3-ODC	2	90	0	1003	1.100.000
			Operação Especial								**54.266.183**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**13.401.703**
0032	0181	**0001**	Aposentadorias e Pensões Civis da União - **Nacional**								13.401.703
					S	1-PES	1	90	0	1003	13.401.703
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	10 846							**40.864.480**
0032	09HB	**0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								40.864.480
					S	1-PES	0	91	0	1003	40.864.480
0901			**Operações Especiais: Cumprimento de Sentenças Judiciais**								**118.295.688**
			Operação Especial								**118.295.688**
0901	**00WU**		**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**118.295.688**
0901	00WU	**0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								118.295.688
					S	1-PES	1	90	0	1003	291.060
					S	3-ODC	1	90	0	1003	118.004.628
0909			**Operações Especiais: Outros Encargos Especiais**								**14.121**
			Operação Especial								**14.121**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909	00S6	**0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
					S	1-PES	1	90	0	1003	14.121
0910			**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**97.000**
			Operação Especial								**97.000**
0910	**00PW**		**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	10 846							**80.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36213 AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR - ANS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								80.000
			S	3-ODC	2	50	0	1003	80.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	10 846							**17.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								17.000
			S	3-ODC	2	80	0	1049	17.000
0999	**Reserva de Contingência**								**73.400.345**
	Operação Especial								**73.400.345**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**73.400.345**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								73.400.345
			S	9-RES	0	99	0	1003	73.400.345
5121	**Gestão, Trabalho, Educação e Transformação Digital na Saúde**								**97.622.889**
	Atividade								**97.622.889**
5121 **4339**	**Qualificação da Regulação e Fiscalização da Saúde Suplementar**	10 125							**28.207.936**
5121 4339 **0001**	Qualificação da Regulação e Fiscalização da Saúde Suplementar - **Nacional**								28.207.936
	Conflito resolvido (unidade): 87.615		S	3-ODC	2	90	0	1001	10.000.000
			S	3-ODC	2	90	0	1003	18.087.936
			S	3-ODC	2	91	0	1003	120.000
5121 **8727**	**Aperfeiçoamento do Sistema de Informação para Saúde Suplementar**	10 126							**69.414.953**
5121 8727 **0001**	Aperfeiçoamento do Sistema de Informação para Saúde Suplementar - **Nacional**								69.414.953
	Informação processada (unidade): 531		S	3-ODC	2	90	0	1003	67.753.001
			S	4-INV	2	90	0	1003	1.661.952
Total									**633.423.211**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		216.401.852.317	226.550.446.745	231.682.719.861	243.887.912.851	253.409.066.268
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	15.517.741.609	16.178.344.626	16.078.444.626	18.185.451.939	18.090.471.529
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	0	0	4.226.836.307	4.226.836.307
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	31.757.931	423.122.574	423.122.574	274.667.191	273.346.839
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.188.592	5.023.000	5.023.000	6.023.000	7.583.428
0999	RESERVA DE CONTINGÊNCIA	0	19.608.338.200	131.179.002	20.615.349.893	213.596.954
5117	QUALIFICAÇÃO DA ASSISTÊNCIA FARMACÊUTICA NO SISTEMA ÚNICO DE SAÚDE	21.252.385.083	25.379.309.758	25.379.309.758	28.442.449.456	27.950.311.270
5118	ATENÇÃO ESPECIALIZADA À SAÚDE	96.954.378.729	84.841.706.952	102.418.743.106	91.175.085.615	106.651.851.823
5119	ATENÇÃO PRIMÁRIA À SAÚDE	51.392.467.901	45.854.705.885	55.478.715.730	45.721.538.688	61.413.678.250
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	1.480.556.796	3.012.500.000	1.944.122.331	1.302.586.969	1.232.615.324
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	15.188.583.396	16.374.698.730	16.341.361.200	18.326.675.976	17.819.916.953
5122	SAÚDE INDÍGENA	3.099.354.606	2.919.400.000	1.463.565.097	1.581.401.942	1.509.642.031
5123	VIGILÂNCIA EM SAÚDE E AMBIENTE	11.327.938.152	11.783.297.020	11.849.133.437	13.859.845.875	13.861.670.115
5133	SEGURANÇA ALIMENTAR E NUTRICIONAL E COMBATE À FOME	153.499.520	170.000.000	170.000.000	170.000.000	157.545.445
Funcao						
04	ADMINISTRAÇÃO	0	2.700.000	2.700.000	0	0
09	PREVIDÊNCIA SOCIAL	9.208.729.070	9.273.810.173	9.273.810.173	10.833.587.257	10.833.587.257
10	SAÚDE	207.158.176.724	197.637.452.798	222.246.885.112	208.181.449.203	238.104.115.483
28	ENCARGOS ESPECIAIS	34.946.523	28.145.574	28.145.574	4.257.526.498	4.257.766.574
99	RESERVA DE CONTINGÊNCIA	0	19.608.338.200	131.179.002	20.615.349.893	213.596.954
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	66.163.102	70.500.000	70.500.000	63.930.000	59.303.868
122	ADMINISTRAÇÃO GERAL	16.729.822.312	17.652.139.690	17.627.139.690	18.613.473.977	18.424.313.509
125	NORMATIZAÇÃO E FISCALIZAÇÃO	10.524.356	12.000.000	14.000.000	12.000.000	12.120.857
126	TECNOLOGIA DA INFORMAÇÃO	780.365.380	1.070.700.000	1.034.222.950	1.159.233.346	1.027.399.460
128	FORMAÇÃO DE RECURSOS HUMANOS	1.936.958.135	2.463.500.000	2.469.038.000	3.627.240.640	3.364.207.344
131	COMUNICAÇÃO SOCIAL	278.204.043	286.300.000	211.400.000	286.300.000	265.325.060
211	RELAÇÕES DIPLOMÁTICAS	7.074.224	2.000.000	2.000.000	0	0
212	COOPERAÇÃO INTERNACIONAL	0	0	0	0	2.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	9.208.729.070	9.273.810.173	9.273.810.173	10.833.587.257	10.833.587.257
301	ATENÇÃO BÁSICA	51.355.074.451	45.854.705.885	55.478.715.730	45.721.538.688	61.413.678.250
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	96.893.384.999	84.713.706.952	102.312.988.485	91.082.085.615	106.558.641.664
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	21.442.326.394	26.314.309.758	26.292.064.379	28.964.449.456	28.459.434.989
304	VIGILÂNCIA SANITÁRIA	272.976.000	273.000.000	273.000.000	273.000.000	273.000.000
305	VIGILÂNCIA EPIDEMIOLÓGICA	11.054.962.152	11.510.297.020	11.576.133.437	13.586.845.875	13.588.670.115
306	ALIMENTAÇÃO E NUTRIÇÃO	153.499.520	170.000.000	170.000.000	170.000.000	157.545.445
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	778.859.866	838.935.696	838.935.696	853.011.610	853.011.610
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	7.950.588	27.600.000	27.600.000	27.600.000	25.577.967
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	2.979.034.941	2.788.400.000	1.292.912.324	1.446.089.732	1.379.543.074
511	SANEAMENTO BÁSICO RURAL	120.319.665	131.000.000	170.652.773	135.312.210	130.098.957
571	DESENVOLVIMENTO CIENTÍFICO	742.519.000	698.000.000	712.143.774	544.000.000	529.567.151
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	785.630.399	1.941.000.000	858.478.557	677.656.969	628.010.397
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	63.953.809	103.010.000	98.611.520	134.000.000	150.984.681
845	OUTRAS TRANSFERÊNCIAS	25.837.000	17.000.000	17.000.000	18.022.325	16.701.973
846	OUTROS ENCARGOS ESPECIAIS	707.682.912	730.193.371	730.193.371	5.043.185.258	5.042.745.686
999	RESERVA DE CONTINGÊNCIA	0	19.608.338.200	131.179.002	20.615.349.893	213.596.954
GND						
1	PESSOAL E ENCARGOS SOCIAIS	13.967.077.772	14.450.100.932	14.450.100.932	16.521.552.404	16.521.552.404
3	OUTRAS DESPESAS CORRENTES	193.137.914.709	182.959.207.627	202.719.307.251	195.855.048.724	220.661.127.630
4	INVESTIMENTOS	9.296.859.835	9.263.978.988	14.113.311.678	10.859.558.784	15.976.386.234

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

GND						
5	INVERSOES FINANCEIRAS	0	400.000.000	400.000.000	250.000.000	250.000.000
9	RESERVA DE CONTINGENCIA	0	19.477.159.198	0	20.401.752.939	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	14.121		7.570.740.314	2.683.716.066				10.254.470.501
1001	5.563.081.173		102.425.801.218	8.012.935.934				116.001.818.325
1002	9.367.504.986		105.573.506.740	4.808.118.359	250.000.000			119.999.130.085
1003			764.328.177					764.328.177
1035			2.448.537.494					2.448.537.494
1049			266.694.311					266.694.311
1056	1.590.952.124							1.590.952.124
1122			4.950.000					4.950.000
1132			210.463.501	52.615.875				263.079.376
1184			29.675.615					29.675.615
1448				419.000.000				419.000.000
9035			1.339.637.510					1.339.637.510
9184			26.792.750					26.792.750
Total	16.521.552.404	0	220.661.127.630	15.976.386.234	250.000.000	0	0	253.409.066.268

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**18.090.471.529**
	Atividade								**6.453.203.187**
0032 **2000**	**Administração da Unidade**	10 122							**653.212.684**
0032 2000 **0001**	Administração da Unidade - **Nacional**								653.212.684
			S	3-ODC	2	90	6	1001	272.072.189
			S	3-ODC	2	90	6	1002	315.067.346
			S	3-ODC	2	91	6	1002	229.124
			S	4-INV	2	90	6	1001	52.783.362
			S	4-INV	2	90	6	1002	13.060.663
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**281.187.228**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								281.187.228
			S	3-ODC	1	90	0	1000	281.187.228
0032 **20TP**	**Ativos Civis da União**	10 122							**4.670.671.987**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								4.670.671.987
			S	1-PES	1	90	6	1001	4.670.671.987
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	10 331							**571.824.382**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								571.824.382
			S	3-ODC	1	90	0	1000	9.211.200
			S	3-ODC	1	90	6	1000	562.613.182
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	10 122							**4.448.343**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 150								4.448.343
			S	3-ODC	2	90	0	1001	4.448.343
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	10 128							**6.533.503**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional** Servidor capacitado (unidade): 2.000								6.533.503
			S	3-ODC	2	90	6	1002	6.533.503
0032 **4641**	**Publicidade de Utilidade Pública**	10 131							**265.325.060**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								265.325.060
			S	3-ODC	2	90	6	1002	265.325.060
	Operação Especial								**11.637.268.342**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**10.833.587.257**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								10.833.587.257
			S	1-PES	1	90	0	1002	9.242.635.133
			S	1-PES	1	90	0	1056	1.590.952.124
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	10 846							**803.681.085**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								803.681.085
			S	1-PES	0	91	6	1001	678.811.232
			S	1-PES	0	91	6	1002	124.869.853
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**4.226.836.307**
	Operação Especial								**4.226.836.307**
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**4.226.835.307**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								4.226.835.307
			S	3-ODC	1	90	0	1001	1.301.806.825
			S	3-ODC	1	90	0	1035	1.585.390.972
			S	3-ODC	1	90	0	9035	1.339.637.510
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								1.000
			S	1-PES	1	90	6	1001	1.000
0909	**Operações Especiais: Outros Encargos Especiais**								**273.346.839**
	Operação Especial								**273.346.839**
0909 **00NJ**	**Doação à Agência Internacional de Compra de Medicamentos para Países em Desenvolvimento - UNITAID**	28 845							**11.141.545**
0909 00NJ **0002**	Doação à Agência Internacional de Compra de Medicamentos para Países em Desenvolvimento - UNITAID - **Exterior**								11.141.545
			S	3-ODC	2	80	0	1002	11.141.545
0909 **00NK**	**Doação à Aliança Global para Vacinas e Imunização - GAVI**	28 845							**5.560.428**
0909 00NK **0002**	Doação à Aliança Global para Vacinas e Imunização - GAVI - **Exterior**								5.560.428
			S	3-ODC	2	80	0	1002	5.560.428
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			S	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**6.630.745**
0909 0536 **0053**	Benefícios de Legislação Especial - **No Distrito Federal**								6.630.745
			S	3-ODC	1	90	0	1000	6.630.745
0909 **09LP**	**Participação da União no Capital Social - Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS**	10 303							**250.000.000**
0909 09LP **0001**	Participação da União no Capital Social - Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS - **Nacional**								250.000.000
			S	5-IFI	3	90	0	1002	250.000.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**7.583.428**
	Operação Especial								**7.583.428**
0910 **00QB**	**Contribuição Voluntária à Agência Internacional de Pesquisa sobre Câncer (IARC - International Agency for Research on Cancer)**	28 846							**5.560.428**
0910 00QB **0002**	Contribuição Voluntária à Agência Internacional de Pesquisa sobre Câncer (IARC - International Agency for Research on Cancer) - **Exterior**								5.560.428
			S	3-ODC	2	80	0	1002	5.560.428
0910 **00XH**	**Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ)**	28 212							**2.000.000**
0910 00XH **0002**	Contribuição voluntária ao Organismo Internacional de Juventude para Iberoamérica (OIJ) - **Exterior**								2.000.000
	Contribuição efetuada (R$ mil): 2.000		S	3-ODC	2	90	0	1002	2.000.000
0910 **0220**	**Contribuição à União Internacional contra o Câncer - UICC (MS)**	28 846							**23.000**
0910 0220 **0002**	Contribuição à União Internacional contra o Câncer - UICC (MS) - **Exterior**								23.000
			S	3-ODC	2	80	0	1002	23.000
0999	**Reserva de Contingência**								**213.596.954**
	Operação Especial								**213.596.954**
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**213.596.954**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								213.596.954
			S	1-PES	1	90	6	1001	213.596.954
5117	**Qualificação da Assistência Farmacêutica no Sistema Único de Saúde**								**27.950.311.270**
	Atividade								**27.950.311.270**
5117 **20AE**	**Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde**	10 303							**3.357.200.000**
5117 20AE **0001**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **Nacional**								1.555.512.000
	Ente federativo apoiado (unidade): 5.571		S	3-ODC	1	90	6	1002	1.555.512.000
5117 20AE **0011**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Rondônia**								14.992.083
	Ente federativo apoiado (unidade): 52		S	3-ODC	1	31	6	1002	272.118
			S	3-ODC	1	41	6	1002	14.719.965

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5117	20AE	**0012**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Acre** Ente federativo apoiado (unidade): 22								7.642.421
					S	3-ODC	1	31	6	1002	150.422
					S	3-ODC	1	41	6	1002	7.491.999
5117	20AE	**0013**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Amazonas** Ente federativo apoiado (unidade): 62								36.672.884
					S	3-ODC	1	31	6	1002	225.335
					S	3-ODC	1	41	6	1002	36.447.549
5117	20AE	**0014**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Roraima** Ente federativo apoiado (unidade): 15								6.126.941
					S	3-ODC	1	31	6	1002	87.926
					S	3-ODC	1	41	6	1002	6.039.015
5117	20AE	**0015**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Pará** Ente federativo apoiado (unidade): 144								75.438.050
					S	3-ODC	1	31	6	1002	394.149
					S	3-ODC	1	41	6	1002	75.043.901
5117	20AE	**0016**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Amapá** Ente federativo apoiado (unidade): 16								6.860.123
					S	3-ODC	1	31	6	1002	108.051
					S	3-ODC	1	41	6	1002	6.752.072
5117	20AE	**0017**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Tocantins** Ente federativo apoiado (unidade): 139								13.400.314
					S	3-ODC	1	31	6	1002	84.464
					S	3-ODC	1	41	6	1002	13.315.850
5117	20AE	**0021**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Maranhão** Ente federativo apoiado (unidade): 217								60.554.847
					S	3-ODC	1	31	6	1002	244.826
					S	3-ODC	1	41	6	1002	60.310.021
5117	20AE	**0022**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Piauí** Ente federativo apoiado (unidade): 224								29.151.162
					S	3-ODC	1	31	6	1002	148.970
					S	3-ODC	1	41	6	1002	29.002.192
5117	20AE	**0023**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Ceará** Ente federativo apoiado (unidade): 184								79.195.203
					S	3-ODC	1	31	6	1002	709.401
					S	3-ODC	1	41	6	1002	78.485.802
5117	20AE	**0024**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Rio Grande do Norte** Ente federativo apoiado (unidade): 167								29.494.504
					S	3-ODC	1	31	6	1002	230.082
					S	3-ODC	1	41	6	1001	29.264.422
5117	20AE	**0025**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado da Paraíba** Ente federativo apoiado (unidade): 223								35.724.104
					S	3-ODC	1	31	6	1001	288.891
					S	3-ODC	1	41	6	1002	35.435.213
5117	20AE	**0026**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Pernambuco** Ente federativo apoiado (unidade): 185								82.126.218
					S	3-ODC	1	31	6	1001	701.582
					S	3-ODC	1	41	6	1001	81.424.636
5117	20AE	**0027**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Alagoas** Ente federativo apoiado (unidade): 102								27.954.222
					S	3-ODC	1	31	6	1001	253.185
					S	3-ODC	1	41	6	1001	27.701.037
5117	20AE	**0028**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Sergipe** Ente federativo apoiado (unidade): 75								19.779.299
					S	3-ODC	1	31	6	1001	142.082
					S	3-ODC	1	41	6	1002	19.637.217
5117	20AE	**0029**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado da Bahia** Ente federativo apoiado (unidade): 417								127.481.741
					S	3-ODC	1	31	6	1002	296.580
					S	3-ODC	1	41	6	1002	127.185.161
5117	20AE	**0031**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Minas Gerais** Ente federativo apoiado (unidade): 853								179.904.824
					S	3-ODC	1	31	6	1001	1.352.489
					S	3-ODC	1	41	6	1001	178.552.335

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5117 20AE **0032**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Espírito Santo** Ente federativo apoiado (unidade): 78								34.658.842
			S	3-ODC	1	31	6	1001	457.333
			S	3-ODC	1	41	6	1001	34.201.509
5117 20AE **0033**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Rio de Janeiro** Ente federativo apoiado (unidade): 92								144.707.988
			S	3-ODC	1	31	6	1001	1.428.742
			S	3-ODC	1	41	6	1001	143.279.246
5117 20AE **0035**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de São Paulo** Ente federativo apoiado (unidade): 645								383.517.859
			S	3-ODC	1	31	6	1001	3.767.598
			S	3-ODC	1	41	6	1001	379.750.261
5117 20AE **0041**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Paraná** Ente federativo apoiado (unidade): 399								100.346.412
			S	3-ODC	1	31	6	1001	1.934.013
			S	3-ODC	1	41	6	1001	98.412.399
5117 20AE **0042**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Santa Catarina** Ente federativo apoiado (unidade): 295								67.289.569
			S	3-ODC	1	31	6	1001	555.331
			S	3-ODC	1	41	6	1001	66.734.238
5117 20AE **0043**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado do Rio Grande do Sul** Ente federativo apoiado (unidade): 497								94.324.591
			S	3-ODC	1	31	6	1001	842.602
			S	3-ODC	1	41	6	1001	93.481.989
5117 20AE **0051**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Mato Grosso** Ente federativo apoiado (unidade): 142								32.573.725
			S	3-ODC	1	31	6	1001	354.328
			S	3-ODC	1	41	6	1001	32.219.397
5117 20AE **0052**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Goiás** Ente federativo apoiado (unidade): 246								62.049.017
			S	3-ODC	1	31	6	1001	552.371
			S	3-ODC	1	41	6	1001	61.496.646
5117 20AE **0053**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Distrito Federal** Ente federativo apoiado (unidade): 1								24.990.461
			S	3-ODC	1	31	6	1001	531.353
			S	3-ODC	1	41	6	1001	24.459.108
5117 20AE **0054**	Promoção da Assistência Farmacêutica e Insumos Estratégicos na Atenção Básica em Saúde - **No Estado de Mato Grosso do Sul** Ente federativo apoiado (unidade): 79								24.730.596
			S	3-ODC	1	31	6	1001	435.776
			S	3-ODC	1	41	6	1001	24.294.820
5117 **20AH**	**Organização dos Serviços de Assistência Farmacêutica no SUS**	10 303							**159.862.290**
5117 20AH **0001**	Organização dos Serviços de Assistência Farmacêutica no SUS - **Nacional** Serviço apoiado (unidade): 5.225								159.862.290
			S	3-ODC	2	41	6	1002	123.576.792
			S	3-ODC	2	90	6	1002	20.425.432
			S	4-INV	2	41	6	1002	15.860.066
5117 **20K5**	**Apoio ao Uso de Plantas Medicinais e Fitoterápicos no SUS**	10 303							**41.703.207**
5117 20K5 **0001**	Apoio ao Uso de Plantas Medicinais e Fitoterápicos no SUS - **Nacional** Projeto apoiado (unidade): 5								41.703.207
			S	3-ODC	2	41	6	1002	31.124.315
			S	3-ODC	2	90	6	1002	10.578.892
5117 **20YR**	**Manutenção e Funcionamento do Programa Farmácia Popular do Brasil Pelo Sistema de Gratuidade**	10 303							**6.023.796.317**
5117 20YR **0001**	Manutenção e Funcionamento do Programa Farmácia Popular do Brasil Pelo Sistema de Gratuidade - **Nacional** Usuário atendido (unidade): 27.000.000								6.023.796.317
			S	3-ODC	2	90	6	1001	2.780.213.685
			S	3-ODC	2	90	6	1002	3.243.582.632
5117 **4295**	**Atenção aos Pacientes Portadores de Doenças Hematológicas**	10 303							**1.707.000.000**
5117 4295 **0001**	Atenção aos Pacientes Portadores de Doenças Hematológicas - **Nacional** Paciente atendido (unidade): 35.000								1.707.000.000
			S	3-ODC	1	90	6	1001	1.690.000.000
			S	3-ODC	1	90	6	1002	17.000.000

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5117	**4368**		**Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico**	10 303							**413.000.000**
5117	4368	**0001**	Promoção da Assistência Farmacêutica por Meio da Disponibilização de Medicamentos e Insumos em Saúde do Componente Estratégico - **Nacional**								413.000.000
			Fármaco/insumo estratégico disponibilizado (unidade): 67		S	3-ODC	1	90	6	1001	413.000.000
5117	**4370**		**Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais**	10 303							**1.260.749.456**
5117	4370	**0001**	Atendimento à População para Prevenção, Controle e Tratamento do Vírus da Imunodeficiência Humana e Síndrome da Imunodeficiência Adquirida (HIV/AIDS) e outras infecções sexualmente transmissíveis (IST) e Hepatites Virais - **Nacional**								1.260.749.456
			Ente federativo apoiado (unidade): 27		S	3-ODC	1	80	6	1001	7.000.000
					S	3-ODC	1	90	6	1001	1.253.749.456
5117	**4705**		**Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado**	10 303							**14.987.000.000**
5117	4705	**0001**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **Nacional**								12.940.000.000
			Fármaco/insumo estratégico disponibilizado (unidade): 92		S	3-ODC	1	31	6	1001	8.000.000
					S	3-ODC	1	90	6	1001	55.000.000
					S	3-ODC	1	90	6	1002	12.877.000.000
5117	4705	**0011**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Rondônia**								10.849.101
			Fármaco/insumo estratégico disponibilizado (unidade): 908.256		S	3-ODC	1	41	6	1001	10.849.101
5117	4705	**0012**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Acre**								3.070.501
			Fármaco/insumo estratégico disponibilizado (unidade): 257.054		S	3-ODC	1	31	6	1001	3.070.501
5117	4705	**0013**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Amazonas**								10.439.701
			Fármaco/insumo estratégico disponibilizado (unidade): 873.983		S	3-ODC	1	31	6	1001	10.439.701
5117	4705	**0014**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Roraima**								2.047.001
			Fármaco/insumo estratégico disponibilizado (unidade): 171.370		S	3-ODC	1	31	6	1001	2.047.001
5117	4705	**0015**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Pará**								14.943.101
			Fármaco/insumo estratégico disponibilizado (unidade): 1.250.994		S	3-ODC	1	31	6	1001	14.943.101
5117	4705	**0016**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Amapá**								2.047.001
			Fármaco/insumo estratégico disponibilizado (unidade): 171.370		S	3-ODC	1	31	6	1001	2.047.001
5117	4705	**0017**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Tocantins**								4.298.701
			Fármaco/insumo estratégico disponibilizado (unidade): 359.875		S	3-ODC	1	31	6	1001	4.298.701
5117	4705	**0021**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Maranhão**								19.651.201
			Fármaco/insumo estratégico disponibilizado (unidade): 1.645.143		S	3-ODC	1	31	6	1001	19.651.201
5117	4705	**0022**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Piauí**								15.352.501
			Fármaco/insumo estratégico disponibilizado (unidade): 1.285.268		S	3-ODC	1	31	6	1001	15.352.501
5117	4705	**0023**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Ceará**								91.705.601
			Fármaco/insumo estratégico disponibilizado (unidade): 7.677.333		S	3-ODC	1	31	6	1001	91.705.601
5117	4705	**0024**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Rio Grande do Norte**								27.020.401
			Fármaco/insumo estratégico disponibilizado (unidade): 2.262.072		S	3-ODC	1	31	6	1001	27.020.401

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5117 4705 **0025**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado da Paraíba**								40.735.301
	Fármaco/insumo estratégico disponibilizado (unidade): 3.410.244		S	3-ODC	1	31	6	1001	40.735.301
5117 4705 **0026**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Pernambuco**								48.513.901
	Fármaco/insumo estratégico disponibilizado (unidade): 4.061.447		S	3-ODC	1	31	6	1001	48.513.901
5117 4705 **0027**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Alagoas**								28.043.901
	Fármaco/insumo estratégico disponibilizado (unidade): 2.347.756		S	3-ODC	1	31	6	1001	28.043.901
5117 4705 **0028**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Sergipe**								12.896.101
	Fármaco/insumo estratégico disponibilizado (unidade): 1.079.625		S	3-ODC	1	31	6	1001	12.896.101
5117 4705 **0029**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado da Bahia**								67.960.401
	Fármaco/insumo estratégico disponibilizado (unidade): 5.689.452		S	3-ODC	1	31	6	1001	67.960.401
5117 4705 **0031**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Minas Gerais**								144.927.601
	Fármaco/insumo estratégico disponibilizado (unidade): 12.132.928		S	3-ODC	1	31	6	1001	144.927.601
5117 4705 **0032**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Espírito Santo**								52.607.901
	Fármaco/insumo estratégico disponibilizado (unidade): 4.404.185		S	3-ODC	1	31	6	1001	52.607.901
5117 4705 **0033**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Rio de Janeiro**								55.269.001
	Fármaco/insumo estratégico disponibilizado (unidade): 4.626.964		S	3-ODC	1	31	6	1001	55.269.001
5117 4705 **0035**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de São Paulo**								850.323.774
	Fármaco/insumo estratégico disponibilizado (unidade): 71.186.697		S	3-ODC	1	31	6	1001	850.323.774
5117 4705 **0041**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Paraná**								224.760.601
	Fármaco/insumo estratégico disponibilizado (unidade): 18.816.320		S	3-ODC	1	31	6	1001	224.760.601
5117 4705 **0042**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Santa Catarina**								100.098.301
	Fármaco/insumo estratégico disponibilizado (unidade): 8.379.946		S	3-ODC	1	31	6	1001	100.098.301
5117 4705 **0043**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado do Rio Grande do Sul**								90.477.401
	Fármaco/insumo estratégico disponibilizado (unidade): 7.574.512		S	3-ODC	1	31	6	1001	90.477.401
5117 4705 **0051**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Mato Grosso**								21.084.101
	Fármaco/insumo estratégico disponibilizado (unidade): 1.765.102		S	3-ODC	1	31	6	1001	21.084.101
5117 4705 **0052**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Goiás**								57.520.701
	Fármaco/insumo estratégico disponibilizado (unidade): 4.815.470		S	3-ODC	1	31	6	1001	57.520.701
5117 4705 **0053**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Distrito Federal**								29.067.401
	Fármaco/insumo estratégico disponibilizado (unidade): 2.433.441		S	3-ODC	1	31	6	1001	29.067.401
5117 4705 **0054**	Promoção da Assistência Farmacêutica por meio da Disponibilização de Medicamentos do Componente Especializado - **No Estado de Mato Grosso do Sul**								21.288.801
	Fármaco/insumo estratégico disponibilizado (unidade): 1.782.238		S	3-ODC	1	31	6	1001	21.288.801
5118	**Atenção Especializada à Saúde**								**106.651.851.823**
	Atividade								**106.232.851.823**
5118 **20AI**	**Auxílio-Reabilitação Psicossocial aos Egressos de Longas Internações Psiquiátricas no Sistema Único de Saúde (De Volta Pra Casa)**	10 303							**44.000.000**
5118 20AI **0001**	Auxílio-Reabilitação Psicossocial aos Egressos de Longas Internações Psiquiátricas no Sistema Único de Saúde (De Volta Pra Casa) - **Nacional**								44.000.000
	Pessoa beneficiada (unidade): 5.015		S	3-ODC	1	90	6	1002	44.000.000

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 **20QI**	**Implantação e Manutenção da Força Nacional do Sistema Único de Saúde (FN-SUS)**	10 302							**9.267.380**
5118 20QI **0001**	Implantação e Manutenção da Força Nacional do Sistema Único de Saúde (FN-SUS) - **Nacional**								9.267.380
	Serviço estruturado (unidade): 55		S	3-ODC	2	90	6	1001	9.267.380
5118 **20SP**	**Operacionalização do Sistema Nacional de Transplantes**	10 302							**44.483.420**
5118 20SP **0001**	Operacionalização do Sistema Nacional de Transplantes - **Nacional**								44.483.420
	Transplante realizado (unidade): 32.000		S	3-ODC	2	90	6	1002	44.483.420
5118 **21CD**	**Implementação de Políticas de Atenção Especializada à Saúde**	10 302							**158.621.224**
5118 21CD **0001**	Implementação de Políticas de Atenção Especializada à Saúde - **Nacional**								156.921.224
	Projeto apoiado (unidade): 2		S	3-ODC	2	90	6	1001	38.838.791
			S	3-ODC	2	90	6	1002	61.614.068
			S	3-ODC	2	90	6	1184	29.675.615
			S	3-ODC	2	90	6	9184	26.792.750
5118 21CD **0033**	Implementação de Políticas de Atenção Especializada à Saúde - **No Estado do Rio de Janeiro**								1.700.000
	Projeto apoiado (unidade): 101		S	3-ODC	6	99	6	1001	1.700.000
5118 **21D9**	**Estruturação dos Serviços de Hematologia e Hemoterapia**	10 303							**36.235.828**
5118 21D9 **0001**	Estruturação dos Serviços de Hematologia e Hemoterapia - **Nacional**								32.435.828
	Serviço estruturado (unidade): 203		S	3-ODC	2	30	6	1001	3.706.952
			S	4-INV	2	30	6	1001	5.560.428
			S	4-INV	3	30	6	1001	23.168.448
5118 21D9 **0014**	Estruturação dos Serviços de Hematologia e Hemoterapia - **No Estado de Roraima**								2.800.000
	Serviço estruturado (unidade): 1		S	4-INV	6	31	6	1001	2.800.000
5118 21D9 **0016**	Estruturação dos Serviços de Hematologia e Hemoterapia - **No Estado do Amapá**								1.000.000
	Serviço estruturado (unidade): 10		S	4-INV	6	31	6	1001	1.000.000
5118 **2E90**	**Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas**	10 302							**12.850.877.963**
5118 2E90 **0001**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **Nacional**								3.903.208.249
	Unidade apoiada (unidade): 303.787								(VETADO)
									(VETADO)
			S	3-ODC	6	31	6	1001	27.126.009
			S	3-ODC	6	41	6	1001	51.112.003
			S	3-ODC	6	99	6	1001	258.734.284
			S	3-ODC	8	31	6	1000	2.880.601.214
			S	3-ODC	8	31	6	1002	15.498.586
			S	3-ODC	8	41	6	1000	600.000.000
5118 2E90 **0011**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Rondônia**								194.406.224
	Unidade apoiada (unidade): 237		S	3-ODC	6	41	6	1001	64.099.121
			S	3-ODC	6	99	6	1001	46.727.352
			S	3-ODC	7	41	6	1001	83.579.751
5118 2E90 **0012**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Acre**								20.666.003
	Unidade apoiada (unidade): 104		S	3-ODC	6	31	6	1001	1.000.000
			S	3-ODC	6	50	6	1001	4.666.003
			S	3-ODC	6	99	6	1001	15.000.000
5118 2E90 **0013**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Amazonas**								293.974.524
	Unidade apoiada (unidade): 470		S	3-ODC	6	31	6	1001	41.752.007
			S	3-ODC	6	41	6	1001	31.391.355
			S	3-ODC	6	99	6	1001	61.409.364
			S	3-ODC	7	31	6	1001	37.796.187
			S	3-ODC	7	41	6	1001	121.625.611

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 2E90 **0014**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Roraima**								82.531.800
	Unidade apoiada (unidade): 337		S	3-ODC	6	41	6	1001	6.000.000
			S	3-ODC	6	99	6	1001	76.531.800
5118 2E90 **0015**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Pará**								409.298.759
	Unidade apoiada (unidade): 2.000.787		S	3-ODC	6	31	6	1001	800.000
			S	3-ODC	6	41	6	1001	98.275.407
			S	3-ODC	6	99	6	1001	119.512.028
			S	3-ODC	7	31	6	1001	84.575.806
			S	3-ODC	7	41	6	1001	106.135.518
5118 2E90 **0016**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Amapá**								252.859.926
	Unidade apoiada (unidade): 2.076								(VETADO)
									(VETADO)
			S	3-ODC	6	41	6	1001	11.500.000
			S	3-ODC	6	99	6	1001	74.379.358
			S	3-ODC	7	31	6	1001	121.123.165
5118 2E90 **0017**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Tocantins**								87.036.413
	Unidade apoiada (unidade): 938								(VETADO)
									(VETADO)
									(VETADO)
			S	3-ODC	6	31	6	1001	800.000
			S	3-ODC	6	41	6	1001	15.500.000
			S	3-ODC	6	99	6	1001	41.276.010
			S	3-ODC	7	31	6	1001	3.900.000
			S	3-ODC	7	41	6	1001	18.792.375
5118 2E90 **0021**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Maranhão**								353.893.233
	Unidade apoiada (unidade): 860		S	3-ODC	6	41	6	1001	73.007.255
			S	3-ODC	6	99	6	1001	104.685.978
			S	3-ODC	7	41	6	1001	176.200.000
5118 2E90 **0022**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Piauí**								142.211.210
	Unidade apoiada (unidade): 610		S	3-ODC	6	31	6	1001	3.000.000
			S	3-ODC	6	41	6	1001	17.500.000
			S	3-ODC	6	99	6	1001	25.654.115
			S	3-ODC	7	31	6	1001	56.462.778
			S	3-ODC	7	41	6	1001	39.594.317
5118 2E90 **0023**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Ceará**								487.360.050
	Unidade apoiada (unidade): 608								(VETADO)
									(VETADO)
			S	3-ODC	6	41	6	1001	101.605.877
			S	3-ODC	6	99	6	1001	155.857.177
			S	3-ODC	7	31	6	1001	215.467.163
5118 2E90 **0024**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Rio Grande do Norte**								188.414.772
	Unidade apoiada (unidade): 1.533		S	3-ODC	6	41	6	1001	53.019.812
			S	3-ODC	6	99	6	1001	26.602.007
			S	3-ODC	7	41	6	1001	108.792.953

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	2E90	**0025**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado da Paraíba** Unidade apoiada (unidade): 779								195.552.116
											(VETADO)
											(VETADO)
					S	3-ODC	6	31	6	1001	500.000
					S	3-ODC	6	41	6	1001	34.339.766
					S	3-ODC	6	99	6	1001	52.992.761
					S	3-ODC	7	41	6	1001	82.917.204
5118	2E90	**0026**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Pernambuco** Unidade apoiada (unidade): 2.852								371.869.305
					S	3-ODC	6	31	6	1001	1.150.000
					S	3-ODC	6	41	6	1001	90.326.007
					S	3-ODC	6	50	6	1001	6.200.000
					S	3-ODC	6	99	6	1001	153.566.313
					S	3-ODC	7	31	6	1001	120.626.985
5118	2E90	**0027**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Alagoas** Unidade apoiada (unidade): 526								303.332.937
					S	3-ODC	6	41	6	1001	76.880.949
					S	3-ODC	6	99	6	1001	74.641.774
					S	3-ODC	7	31	6	1000	76.870.699
					S	3-ODC	7	41	6	1000	74.939.515
5118	2E90	**0028**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Sergipe** Unidade apoiada (unidade): 143								198.009.443
					S	3-ODC	6	41	6	1001	3.000.000
					S	3-ODC	6	99	6	1001	66.839.300
					S	3-ODC	7	31	6	1001	65.981.582
					S	3-ODC	7	41	6	1001	62.188.561
5118	2E90	**0029**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado da Bahia** Unidade apoiada (unidade): 888								454.929.685
											(VETADO)
											(VETADO)
					S	3-ODC	6	31	6	1001	36.000.000
					S	3-ODC	6	41	6	1001	152.010.021
					S	3-ODC	6	50	6	1001	1.395.000
					S	3-ODC	6	99	6	1001	124.338.175
					S	3-ODC	7	31	6	1001	98.750.000
5118	2E90	**0030**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **Na Região Sudeste** Unidade apoiada (unidade): 1								500.000
					S	3-ODC	6	99	6	1001	500.000
5118	2E90	**0031**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Minas Gerais** Unidade apoiada (unidade): 21.948.804								694.236.422
					S	3-ODC	6	41	6	1001	223.738.731
					S	3-ODC	6	99	6	1001	270.497.691
					S	3-ODC	7	41	6	1001	200.000.000
5118	2E90	**0032**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Espírito Santo** Unidade apoiada (unidade): 339								198.788.018
					S	3-ODC	6	31	6	1001	5.000.000
					S	3-ODC	6	41	6	1001	30.406.014
					S	3-ODC	6	99	6	1001	66.732.004
					S	3-ODC	7	31	6	1001	37.100.000
					S	3-ODC	7	41	6	1001	59.550.000

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 2E90 **0033**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Rio de Janeiro**								779.346.121
	Unidade apoiada (unidade): 638		S	3-ODC	6	31	6	1001	1.800.000
			S	3-ODC	6	41	6	1001	292.840.593
			S	3-ODC	6	50	6	1001	167.000
			S	3-ODC	6	99	6	1001	283.967.565
			S	3-ODC	7	31	6	1001	10.400.000
			S	3-ODC	7	41	6	1001	190.170.963
5118 2E90 **0035**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de São Paulo**								1.053.523.356
	Unidade apoiada (unidade): 4.467.496								(VETADO)
									(VETADO)
			S	3-ODC	6	31	6	1001	6.850.000
			S	3-ODC	6	41	6	1001	113.794.028
			S	3-ODC	6	99	6	1001	652.036.080
			S	3-ODC	7	31	6	1001	233.779.033
			S	3-ODC	7	41	6	1001	40.796.187
5118 2E90 **0041**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Paraná**								409.583.507
	Unidade apoiada (unidade): 1.643		S	3-ODC	6	31	6	1001	22.200.000
			S	3-ODC	6	41	6	1001	13.152.007
			S	3-ODC	6	99	6	1001	232.662.020
			S	3-ODC	7	31	6	1001	141.569.480
5118 2E90 **0042**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Santa Catarina**								287.876.141
	Unidade apoiada (unidade): 679		S	3-ODC	6	31	6	1001	30.489.003
			S	3-ODC	6	41	6	1001	2.400.000
			S	3-ODC	6	99	6	1001	115.620.753
			S	3-ODC	7	31	6	1001	139.366.385
5118 2E90 **0043**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado do Rio Grande do Sul**								320.780.043
	Unidade apoiada (unidade): 2.627		S	3-ODC	6	31	6	1001	4.000.000
			S	3-ODC	6	41	6	1001	20.992.007
			S	3-ODC	6	99	6	1001	182.088.317
			S	3-ODC	7	31	6	1001	113.699.719
5118 2E90 **0050**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **Na Região Centro-Oeste**								33.126.007
	Unidade apoiada (unidade): 21		S	3-ODC	6	99	6	1001	33.126.007
5118 2E90 **0051**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Mato Grosso**								344.459.448
	Unidade apoiada (unidade): 1.000.289		S	3-ODC	6	31	6	1001	85.252.007
			S	3-ODC	6	41	6	1001	40.205.878
			S	3-ODC	6	99	6	1001	70.613.000
			S	3-ODC	7	31	6	1001	148.388.563
5118 2E90 **0052**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Goiás**								369.140.313
	Unidade apoiada (unidade): 1.257								(VETADO)
									(VETADO)
									(VETADO)
			S	3-ODC	6	41	6	1001	29.900.000
			S	3-ODC	6	99	6	1001	153.795.652
			S	3-ODC	7	41	6	1001	125.344.661

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 2E90 **0053**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Distrito Federal** Unidade apoiada (unidade): 41								91.576.525
									(VETADO)
									(VETADO)
			S	3-ODC	6	99	6	1001	13.526.613
			S	3-ODC	7	31	6	1001	66.586.569
5118 2E90 **0054**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Estado de Mato Grosso do Sul** Unidade apoiada (unidade): 310								110.421.067
			S	3-ODC	6	41	6	1001	20.000.000
			S	3-ODC	6	99	6	1001	61.663.002
			S	3-ODC	7	31	6	1001	28.758.065
5118 2E90 **0139**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Monte Negro - RO** Unidade apoiada (unidade): 1								1.500.000
			S	3-ODC	6	41	6	1001	1.500.000
5118 2E90 **0158**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Epitaciolândia - AC** Unidade apoiada (unidade): 1								713.000
			S	3-ODC	6	41	6	1001	713.000
5118 2E90 **0238**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Boa Vista - RR** Unidade apoiada (unidade): 10								10.000.000
			S	3-ODC	6	99	6	1001	10.000.000
5118 2E90 **0311**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Jacundá - PA** Unidade apoiada (unidade): 1								1.000.000
			S	3-ODC	6	41	6	1001	1.000.000
5118 2E90 **0407**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Santana - AP** Unidade apoiada (unidade): 1								2.500.000
			S	3-ODC	6	99	6	1001	2.500.000
5118 2E90 **0638**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Imperatriz - MA** Unidade apoiada (unidade): 1								5.000.000
			S	3-ODC	6	41	6	1001	5.000.000
5118 2E90 **1012**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Barbalha - CE** Unidade apoiada (unidade): 1								500.000
			S	3-ODC	6	41	6	1001	500.000
5118 2E90 **1021**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Camocim - CE** Unidade apoiada (unidade): 1								600.000
			S	3-ODC	6	41	6	1001	600.000
5118 2E90 **1077**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Itapipoca - CE** Unidade apoiada (unidade): 1								2.000.000
			S	3-ODC	6	41	6	1001	2.000.000
5118 2E90 **1088**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Juazeiro do Norte - CE** Unidade apoiada (unidade): 1								800.000
			S	3-ODC	6	41	6	1001	800.000
5118 2E90 **1093**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Maracanaú - CE** Unidade apoiada (unidade): 1								3.000.000
			S	3-ODC	6	41	6	1001	3.000.000
5118 2E90 **1104**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Mombaça - CE** Unidade apoiada (unidade): 1								950.000
			S	3-ODC	6	41	6	1001	950.000
5118 2E90 **1117**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Pacatuba - CE** Unidade apoiada (unidade): 1								1.650.000
			S	3-ODC	6	41	6	1001	1.650.000
5118 2E90 **1150**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de São Benedito - CE** Unidade apoiada (unidade): 1								600.000
			S	3-ODC	6	41	6	1001	600.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	2E90	**1151**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de São Gonçalo do Amarante - CE**								2.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.500.000
5118	2E90	**1158**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Tabuleiro do Norte - CE**								3.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	3.000.000
5118	2E90	**1392**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Campina Grande - PB**								800.000
			Unidade apoiada (unidade): 3		S	3-ODC	6	41	6	1001	800.000
5118	2E90	**1436**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de João Pessoa - PB**								1.100.000
			Unidade apoiada (unidade): 4		S	3-ODC	6	41	6	1001	600.000
					S	3-ODC	6	99	6	1001	500.000
5118	2E90	**1962**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Barra do Mendes - BA**								600.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	600.000
5118	2E90	**1975**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Boninal - BA**								750.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	750.000
5118	2E90	**2010**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Capim Grosso - BA**								500.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	500.000
5118	2E90	**2186**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Morpará - BA**								1.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**2849**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Muriaé - MG**								24.120.000
			Unidade apoiada (unidade): 2		S	3-ODC	6	41	6	1001	24.120.000
5118	2E90	**3147**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Teófilo Otoni - MG**								1.000.000
			Unidade apoiada (unidade): 2		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3166**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Uberlândia - MG**								4.707.332
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	4.707.332
5118	2E90	**3276**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Araruama - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3281**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Barra Mansa - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5118	2E90	**3283**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Bom Jardim - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3284**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Bom Jesus do Itabapoana - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5118	2E90	**3285**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Cabo Frio - RJ**								3.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	3.000.000
5118	2E90	**3290**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Campos dos Goytacazes - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3293**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Carmo - RJ**								652.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	652.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	2E90	**3296**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Cordeiro - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3302**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Itaboraí - RJ**								5.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	5.000.000
5118	2E90	**3306**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Itaperuna - RJ**								4.000.000
			Unidade apoiada (unidade): 6		S	3-ODC	6	41	6	1001	4.000.000
5118	2E90	**3313**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Mangaratiba - RJ**								4.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	4.000.000
5118	2E90	**3316**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Mesquita - RJ**								2.000.000
			Unidade apoiada (unidade): 5		S	3-ODC	6	41	6	1001	2.000.000
5118	2E90	**3322**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Nova Friburgo - RJ**								9.600.000
			Unidade apoiada (unidade): 11		S	3-ODC	6	41	6	1001	9.600.000
5118	2E90	**3340**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Rio das Ostras - RJ**								4.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	4.000.000
5118	2E90	**3343**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Santo Antônio de Pádua - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3345**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de São Fidélis - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5118	2E90	**3351**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de São Pedro da Aldeia - RJ**								1.500.000
			Unidade apoiada (unidade): 6		S	3-ODC	6	41	6	1001	1.500.000
5118	2E90	**3403**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Araras - SP**								5.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	5.000.000
5118	2E90	**3467**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Caieiras - SP**								2.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	2.000.000
5118	2E90	**3469**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Cajamar - SP**								1.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3510**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Cotia - SP**								4.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	4.000.000
5118	2E90	**3533**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Embu das Artes - SP**								8.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	8.000.000
5118	2E90	**3546**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Ferraz de Vasconcelos - SP**								1.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	1.000.000
5118	2E90	**3577**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Guarujá - SP**								3.000.000
			Unidade apoiada (unidade): 30		S	3-ODC	6	41	6	1001	3.000.000
5118	2E90	**3578**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Guarulhos - SP**								10.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	99	6	1001	10.000.000

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 2E90 **3606**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Iperó - SP**								1.000.000
	Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	1.000.000
5118 2E90 **3620**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Itapecerica da Serra - SP**								1.700.000
	Unidade apoiada (unidade): 17		S	3-ODC	6	41	6	1001	1.700.000
5118 2E90 **3623**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Itapevi - SP**								4.000.000
	Unidade apoiada (unidade): 40		S	3-ODC	6	41	6	1001	4.000.000
5118 2E90 **3638**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Itu - SP**								2.000.000
	Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	2.000.000
5118 2E90 **3692**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Marília - SP**								500.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5118 2E90 **3709**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Mogi das Cruzes - SP**								8.000.000
	Unidade apoiada (unidade): 9		S	3-ODC	6	99	6	1001	8.000.000
5118 2E90 **3752**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Orlândia - SP**								200.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	200.000
5118 2E90 **3753**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Osasco - SP**								13.000.000
	Unidade apoiada (unidade): 21		S	3-ODC	6	41	6	1001	13.000.000
5118 2E90 **3814**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Pontal - SP**								2.000.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5118 2E90 **3831**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Presidente Venceslau - SP**								2.000.000
	Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	2.000.000
5118 2E90 **3887**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Santa Fé do Sul - SP**								2.000.000
	Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	2.000.000
5118 2E90 **3889**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Santa Isabel - SP**								1.000.000
	Unidade apoiada (unidade): 5		S	3-ODC	6	99	6	1001	1.000.000
5118 2E90 **3974**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Tietê - SP**								1.300.000
	Unidade apoiada (unidade): 13		S	3-ODC	6	41	6	1001	1.300.000
5118 2E90 **4076**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Capitão Leônidas Marques - PR**								340.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	340.000
5118 2E90 **4104**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Curitiba - PR**								19.332.007
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	19.332.007
5118 2E90 **4280**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Piraquara - PR**								500.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5118 2E90 **4336**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Santa Izabel do Oeste - PR**								200.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	200.000
5118 2E90 **4397**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Umuarama - PR**								3.000.000
	Unidade apoiada (unidade): 2		S	3-ODC	6	41	6	1001	3.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 2E90 **4581**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de Nova Trento - SC**								6.000.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	6.000.000
5118 2E90 **4653**	Incremento Temporário ao Custeio dos Serviços de Assistência Hospitalar e Ambulatorial para Cumprimento de Metas - **No Município de São João Batista - SC**								252.007
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	252.007
5118 **6148**	**Assistência Médica Qualificada e Gratuita a Todos os Níveis da População e Desenvolvimento de Atividades Educacionais e de Pesquisa no Campo da Saúde – Rede SARAH de Hospitais de Reabilitação**	10 302							**1.543.400.004**
5118 6148 **0001**	Assistência Médica Qualificada e Gratuita a Todos os Níveis da População e Desenvolvimento de Atividades Educacionais e de Pesquisa no Campo da Saúde – Rede SARAH de Hospitais de Reabilitação - **Nacional**								1.543.400.004
	Pessoa atendida (unidade): 2.085.000		S	3-ODC	2	50	6	1000	204.358.398
			S	3-ODC	2	50	6	1001	18.534.759
			S	3-ODC	2	50	6	1002	1.297.106.843
			S	3-ODC	6	50	6	1001	23.400.004
5118 **6217**	**Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde**	10 302							**608.866.805**
5118 6217 **6506**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **No Município do Rio de Janeiro - RJ (Hospital Geral dos Servidores)**								206.106.510
	Atendimento realizado (unidade): 224.500		S	3-ODC	2	90	6	1001	196.839.130
			S	4-INV	2	90	6	1001	9.267.380
5118 6217 **6507**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **No Município do Rio de Janeiro - RJ (Hospital Geral de Bonsucesso)**								199.248.650
	Atendimento realizado (unidade): 208.000		S	3-ODC	2	90	6	1001	48.561.066
			S	3-ODC	2	90	6	1002	146.053.894
			S	4-INV	2	90	6	1002	4.633.690
5118 6217 **6509**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **No Município do Rio de Janeiro - RJ (Hospital Geral de Ipanema)**								106.574.859
	Atendimento realizado (unidade): 104.500		S	3-ODC	2	90	6	1001	100.087.693
			S	4-INV	2	90	6	1001	1.853.476
			S	4-INV	2	90	6	1002	4.633.690
5118 6217 **6511**	Atenção à Saúde nos Serviços Ambulatoriais e Hospitalares do Ministério da Saúde - **No Município do Rio de Janeiro - RJ (Hospital Geral da Lagoa)**								96.936.786
	Atendimento realizado (unidade): 152.200		S	3-ODC	2	90	6	1002	90.449.620
			S	4-INV	2	90	6	1002	6.487.166
5118 **6516**	**Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia**	10 303							**12.974.331**
5118 6516 **0001**	Aperfeiçoamento e Avaliação dos Serviços de Hemoterapia e Hematologia - **Nacional**								12.974.331
	Serviço avaliado (unidade): 1.456		S	3-ODC	2	30	6	1002	12.974.331
5118 **8535**	**Estruturação de Unidades de Atenção Especializada em Saúde**	10 302							**7.479.619.803**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 8535 **0001**	Estruturação de Unidades de Atenção Especializada em Saúde - **Nacional** Unidade estruturada (unidade): 4.881								5.498.269.876
			S	3-ODC	2	30	6	1001	1.005.707
			S	3-ODC	2	30	6	1002	49.776.252
			S	3-ODC	2	40	6	1001	20.000
			S	3-ODC	2	90	6	1001	985.707
			S	3-ODC	6	50	6	1001	870.000
			S	3-ODC	6	99	6	1001	9.601.581
			S	4-INV	2	30	6	1000	20.000.000
			S	4-INV	2	30	6	1001	123.710.549
			S	4-INV	2	30	6	1002	224.181.372
			S	4-INV	2	31	6	1002	1.500.000
			S	4-INV	2	40	6	1001	20.000
			S	4-INV	2	41	6	1002	500.000
			S	4-INV	2	50	6	1002	25.021.924
			S	4-INV	2	90	6	1001	20.000
			S	4-INV	3	30	6	1001	885.618.535
			S	4-INV	3	30	6	1002	989.145.038
			S	4-INV	3	40	6	1000	1.717.114.233
			S	4-INV	3	41	6	1001	469.763.440
			S	4-INV	3	90	6	1001	580.702.594
			S	4-INV	6	31	6	1001	9.005.878
			S	4-INV	6	41	6	1001	340.000
			S	4-INV	6	50	6	1001	4.000.000
			S	4-INV	6	90	6	1001	7.241.007
			S	4-INV	6	99	6	1001	78.126.059
			S	4-INV	8	31	6	1000	300.000.000
5118 8535 **0010**	Estruturação de Unidades de Atenção Especializada em Saúde - **Na Região Norte** Unidade estruturada (unidade): 1								2.000.000
			S	4-INV	6	50	6	1001	2.000.000
5118 8535 **0011**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Rondônia** Unidade estruturada (unidade): 106								31.911.564
			S	3-ODC	6	99	6	1001	521.311
			S	4-INV	6	41	6	1001	18.163.250
			S	4-INV	6	99	6	1001	13.227.003
5118 8535 **0012**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Acre** Unidade estruturada (unidade): 8								8.000.000
			S	3-ODC	6	99	6	1001	500.000
			S	4-INV	6	31	6	1001	500.000
			S	4-INV	6	99	6	1001	7.000.000
5118 8535 **0013**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Amazonas** Unidade estruturada (unidade): 15								13.700.000
			S	4-INV	6	41	6	1001	9.000.000
			S	4-INV	6	90	6	1001	1.000.000
			S	4-INV	6	99	6	1001	3.700.000
5118 8535 **0014**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Roraima** Unidade estruturada (unidade): 36								7.672.400
			S	4-INV	6	41	6	1001	4.872.400
			S	4-INV	6	99	6	1001	2.800.000
5118 8535 **0015**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Pará** Unidade estruturada (unidade): 29								17.195.200
			S	3-ODC	6	41	6	1001	2.000.000
			S	4-INV	6	41	6	1001	12.945.200
			S	4-INV	6	99	6	1001	2.250.000
5118 8535 **0016**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Amapá** Unidade estruturada (unidade): 12								7.677.500
			S	4-INV	6	41	6	1001	1.777.500
			S	4-INV	6	99	6	1001	5.900.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	8535	**0017**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Tocantins**								45.005.878
			Unidade estruturada (unidade): 619		S	3-ODC	6	99	6	1001	400.000
					S	4-INV	6	41	6	1001	17.505.878
					S	4-INV	6	50	6	1001	1.300.000
					S	4-INV	6	99	6	1001	25.800.000
5118	8535	**0021**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Maranhão**								20.455.500
			Unidade estruturada (unidade): 17		S	4-INV	6	41	6	1001	355.500
					S	4-INV	6	50	6	1000	400.000
					S	4-INV	6	99	6	1001	1.700.000
					S	4-INV	7	90	6	1001	18.000.000
5118	8535	**0022**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Piauí**								1.501.000
			Unidade estruturada (unidade): 226		S	4-INV	6	90	6	1001	1.251.000
					S	4-INV	6	99	6	1001	250.000
5118	8535	**0023**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Ceará**								30.011.762
			Unidade estruturada (unidade): 38		S	3-ODC	6	99	6	1001	4.000.000
					S	4-INV	6	41	6	1001	1.750.000
					S	4-INV	6	90	6	1001	1.000.000
					S	4-INV	6	99	6	1001	23.261.762
5118	8535	**0024**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Rio Grande do Norte**								27.529.090
			Unidade estruturada (unidade): 1.147		S	3-ODC	6	41	6	1001	1.900.000
					S	3-ODC	6	99	6	1001	3.400.000
					S	4-INV	6	41	6	1001	9.225.646
					S	4-INV	6	50	6	1001	200.000
					S	4-INV	6	90	6	1001	500.000
					S	4-INV	6	99	6	1001	12.303.444
5118	8535	**0025**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado da Paraíba**								43.100.000
			Unidade estruturada (unidade): 228		S	3-ODC	6	99	6	1001	1.930.000
					S	4-INV	6	41	6	1001	9.900.000
					S	4-INV	6	99	6	1001	31.270.000
5118	8535	**0026**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Pernambuco**								56.222.494
			Unidade estruturada (unidade): 214		S	3-ODC	6	99	6	1001	300.000
					S	4-INV	6	41	6	1001	2.752.007
					S	4-INV	6	50	6	1001	2.950.000
					S	4-INV	6	90	6	1001	1.000.000
					S	4-INV	6	99	6	1001	24.248.551
					S	4-INV	7	31	6	1001	24.971.936
5118	8535	**0027**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Alagoas**								14.200.000
			Unidade estruturada (unidade): 117		S	3-ODC	6	99	6	1001	1.800.000
					S	4-INV	6	30	6	1001	4.000.000
					S	4-INV	6	31	6	1001	6.000.000
					S	4-INV	6	41	6	1001	100.000
					S	4-INV	6	99	6	1001	2.300.000
5118	8535	**0028**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Sergipe**								17.140.004
			Unidade estruturada (unidade): 54		S	4-INV	6	90	6	1001	1.500.000
					S	4-INV	6	99	6	1001	15.640.004

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	8535	**0029**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado da Bahia** Unidade estruturada (unidade): 102								28.232.108
					S	3-ODC	6	99	6	1001	1.200.000
					S	4-INV	6	41	6	1001	9.802.107
					S	4-INV	6	50	6	1001	4.000.000
					S	4-INV	6	90	6	1001	1.000.000
					S	4-INV	6	99	6	1001	12.230.001
5118	8535	**0031**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Minas Gerais** Unidade estruturada (unidade): 1.304								71.400.431
					S	3-ODC	6	99	6	1001	500.000
					S	4-INV	6	41	6	1001	28.880.000
					S	4-INV	6	50	6	1001	3.000.000
					S	4-INV	6	90	6	1001	1.095.000
					S	4-INV	6	99	6	1001	37.925.431
5118	8535	**0032**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Espírito Santo** Unidade estruturada (unidade): 101								16.100.000
					S	3-ODC	6	41	6	1001	900.000
					S	4-INV	6	41	6	1001	600.000
					S	4-INV	6	50	6	1001	600.000
					S	4-INV	6	99	6	1001	14.000.000
5118	8535	**0033**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Rio de Janeiro** Unidade estruturada (unidade): 127								61.419.131
					S	3-ODC	6	99	6	1001	1.201.000
					S	4-INV	6	41	6	1001	25.240.957
					S	4-INV	6	50	6	1001	1.613.965
					S	4-INV	6	99	6	1001	33.363.209
5118	8535	**0035**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de São Paulo** Unidade estruturada (unidade): 6.500.539								164.519.588
					S	3-ODC	6	31	6	1001	2.000.000
					S	3-ODC	6	41	6	1001	2.627.007
					S	3-ODC	6	50	6	1001	1.000.000
					S	3-ODC	6	99	6	1001	12.300.000
					S	4-INV	6	31	6	1001	1.750.000
					S	4-INV	6	41	6	1001	4.500.000
					S	4-INV	6	50	6	1001	5.500.000
					S	4-INV	6	99	6	1001	134.842.581
5118	8535	**0041**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Paraná** Unidade estruturada (unidade): 335								41.177.003
					S	3-ODC	6	99	6	1001	1.500.500
					S	4-INV	6	99	6	1001	39.676.503
5118	8535	**0042**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Santa Catarina** Unidade estruturada (unidade): 246								46.869.232
					S	3-ODC	6	99	6	1001	2.500.000
					S	4-INV	6	41	6	1001	3.800.000
					S	4-INV	6	50	6	1001	1.200.000
					S	4-INV	6	99	6	1001	39.369.232
5118	8535	**0043**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado do Rio Grande do Sul** Unidade estruturada (unidade): 670								85.715.424
					S	3-ODC	6	41	6	1001	1.500.000
					S	4-INV	6	41	6	1001	18.294.000
					S	4-INV	6	50	6	1001	4.400.000
					S	4-INV	6	99	6	1001	61.521.424
5118	8535	**0051**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Mato Grosso** Unidade estruturada (unidade): 1.094								24.300.000
					S	3-ODC	6	99	6	1001	3.600.000
					S	4-INV	6	41	6	1001	3.700.000
					S	4-INV	6	99	6	1001	17.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	8535	**0052**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Goiás**								60.940.478
			Unidade estruturada (unidade): 275		S	3-ODC	6	99	6	1001	1.500.000
					S	4-INV	6	41	6	1001	21.442.600
					S	4-INV	6	99	6	1001	37.997.878
5118	8535	**0053**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Distrito Federal**								30.752.000
			Unidade estruturada (unidade): 6		S	4-INV	6	31	6	1001	5.600.000
					S	4-INV	6	90	6	1001	5.000.000
					S	4-INV	6	99	6	1001	20.152.000
5118	8535	**0054**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Estado de Mato Grosso do Sul**								40.500.000
			Unidade estruturada (unidade): 151		S	3-ODC	6	41	6	1001	100.000
					S	3-ODC	6	99	6	1001	500.000
					S	4-INV	6	41	6	1001	17.700.000
					S	4-INV	6	50	6	1001	7.000.000
					S	4-INV	6	90	6	1001	5.800.000
					S	4-INV	6	99	6	1001	9.400.000
5118	8535	**0101**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Ariquemes - RO**								12.000.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	12.000.000
5118	8535	**0130**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Campo Novo de Rondônia - RO**								1.750.000
			Unidade estruturada (unidade): 10		S	4-INV	6	41	6	1001	1.750.000
5118	8535	**0134**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Cujubim - RO**								3.000.000
			Unidade estruturada (unidade): 10		S	3-ODC	6	41	6	1001	200.000
					S	4-INV	6	41	6	1001	2.800.000
5118	8535	**0154**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Brasiléia - AC**								350.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	350.000
5118	8535	**1795**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Maceió - AL**								500.000
			Unidade estruturada (unidade): 1		S	4-INV	6	50	6	1001	500.000
5118	8535	**1883**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Lagarto - SE**								1.500.000
			Unidade estruturada (unidade): 100		S	4-INV	6	41	6	1001	1.500.000
5118	8535	**2298**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Serra Dourada - BA**								750.000
			Unidade estruturada (unidade): 20		S	4-INV	6	41	6	1001	750.000
5118	8535	**2318**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Tremedal - BA**								2.500.000
			Unidade estruturada (unidade): 4		S	3-ODC	6	41	6	1001	750.000
					S	4-INV	6	41	6	1001	1.750.000
5118	8535	**2353**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Aimorés - MG**								400.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	400.000
5118	8535	**3165**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Uberaba - MG**								400.000
			Unidade estruturada (unidade): 1		S	4-INV	6	90	6	1001	400.000
5118	8535	**3166**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Uberlândia - MG**								20.126.004
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	20.126.004
5118	8535	**3306**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Itaperuna - RJ**								2.335.000
			Unidade estruturada (unidade): 1		S	4-INV	6	50	6	1001	2.335.000
5118	8535	**3336**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Resende - RJ**								1.500.000
			Unidade estruturada (unidade): 1		S	4-INV	6	50	6	1001	1.500.000
5118	8535	**3362**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Valença - RJ**								3.500.000
			Unidade estruturada (unidade): 1		S	4-INV	6	50	6	1001	3.500.000
5118	8535	**5278**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Água Boa - MT**								3.000.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	3.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	8535	**5343**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Nobres - MT**								1.500.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	1.500.000
5118	8535	**5360**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Novo São Joaquim - MT**								1.000.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	1.000.000
5118	8535	**5372**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Porto dos Gaúchos - MT**								1.000.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	1.000.000
5118	8535	**5377**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Querência - MT**								3.000.000
			Unidade estruturada (unidade): 1		S	4-INV	6	41	6	1001	3.000.000
5118	8535	**5650**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Trindade - GO**								500.000
			Unidade estruturada (unidade): 1		S	4-INV	6	99	6	1001	500.000
5118	8535	**6506**	Estruturação de Unidades de Atenção Especializada em Saúde - **Nacional (Estruturação de unidades de atenção especializada em saúde à pessoa com deficiência e à criança com TEA)**								149.859.812
			Unidade estruturada (unidade): 4		S	3-ODC	2	50	6	1002	13.660.117
					S	4-INV	2	30	6	1002	10.849.126
					S	4-INV	2	40	6	1002	125.350.569
5118	8535	**6508**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Florianópolis - SC (Instituto de Cardiologia)**								100.967.515
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	100.967.515
5118	8535	**6510**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Cariacica - ES (Hospital Geral)**								11.565.690
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1002	11.565.690
5118	8535	**6511**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Boa Vista - RR (Hospital Geral)**								13.901.069
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	13.901.069
5118	8535	**6513**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Patos - PB (Hospital de Clínicas e Traumatologia do Sertão Paraibano)**								22.272.637
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	22.272.637
5118	8535	**6515**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Rio Branco - AC (Etapa III da Nova Maternidade)**								8.351.977
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	8.351.977
5118	8535	**6520**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Goiânia - GO (Hospital de Tratamento de Câncer)**								218.710.144
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1002	218.710.144
5118	8535	**6521**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Parnamirim - RN (Hospital de Urgências e Emergências de Trauma e Neurocirurgia)**								11.375.200
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	11.375.200
5118	8535	**6522**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Araguatins - TO (Hospital da Mulher e Maternidade)**								27.314.627
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	27.314.627
5118	8535	**6528**	Estruturação de Unidades de Atenção Especializada em Saúde - **No Município de Paulo Afonso - BA (Hospital Estadual)**								52.824.061
			Unidade estruturada (unidade): 1		S	4-INV	3	30	6	1001	52.824.061
5118	8535	**7001**	Estruturação de Unidades de Atenção Especializada em Saúde - **Liga Contra o Câncer - No Estado do Rio Grande do Norte**								500.000
			Unidade estruturada (unidade): 1		S	4-INV	6	50	6	1001	500.000
5118	8535	**7041**	Estruturação de Unidades de Atenção Especializada em Saúde - **Liga Mossoroense de Estudos e Combate ao Câncer - LMECC - No Estado do Rio Grande do Norte**								351.682
			Unidade estruturada (unidade): 1		S	4-INV	6	50	6	1001	351.682
5118	8535	**7046**	Estruturação de Unidades de Atenção Especializada em Saúde - **Pronto-Socorro Cardiológico de Pernambuco - PROCAPE (UPE) - No Estado de Pernambuco**								250.000
			Unidade estruturada (unidade): 1		S	4-INV	6	31	6	1001	250.000
5118	8535	**7081**	Estruturação de Unidades de Atenção Especializada em Saúde - **Aquisição de Equipamentos e Material Permanente - No Estado do Ceará**								46.671.129
			Unidade estruturada (unidade): 80		S	4-INV	7	41	6	1001	46.671.129

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	8535	**7366**	Estruturação de Unidades de Atenção Especializada em Saúde - **Hospital da Fundação Assistencial da Paraíba (FAP) - Campina Grande - PB** Unidade estruturada (unidade): 4								4.100.000
					S	3-ODC	6	50	6	1001	1.800.000
					S	4-INV	6	50	6	1001	2.300.000
5118	8535	**7368**	Estruturação de Unidades de Atenção Especializada em Saúde - **Hospital São Vicente de Paulo (Instituto Walfredo Guedes Pereira) - No Município de João Pessoa - PB** Unidade estruturada (unidade): 6								6.300.000
					S	3-ODC	6	50	6	1001	4.800.000
					S	4-INV	6	50	6	1001	1.500.000
5118	8535	**7370**	Estruturação de Unidades de Atenção Especializada em Saúde - **Hospital Napoleão Laureano (Fundação Napoleão Laureano) - No Município de João Pessoa - PB** Unidade estruturada (unidade): 4								2.800.000
					S	3-ODC	6	50	6	1001	1.300.000
					S	4-INV	6	50	6	1001	1.500.000
5118	8535	**8003**	Estruturação de Unidades de Atenção Especializada em Saúde - **Aquisição de Equipamentos - No Estado de Goiás** Unidade estruturada (unidade): 246								21.882.223
					S	4-INV	7	41	6	1001	21.882.223
5118	8535	**8011**	Estruturação de Unidades de Atenção Especializada em Saúde - **Construção do Hospital Municipal de Natal - No Município de Natal - RN** Unidade estruturada (unidade): 1								5.000.000
					S	4-INV	7	41	6	1001	5.000.000
5118	8535	**8685**	Estruturação de Unidades de Atenção Especializada em Saúde - **Hospital e Maternidade Governador Flávio Ribeiro Coutinho - No Município de Santa Rita - PB** Unidade estruturada (unidade): 4								2.200.000
					S	3-ODC	6	50	6	1001	1.000.000
					S	4-INV	6	50	6	1001	1.200.000
5118	8535	**8697**	Estruturação de Unidades de Atenção Especializada em Saúde - **Aquisição de Equipamentos e Material Permanente para Unidades Estaduais de Saúde - No Estado da Paraíba** Unidade estruturada (unidade): 223								17.117.204
					S	4-INV	7	41	6	1001	17.117.204
5118	8535	**8698**	Estruturação de Unidades de Atenção Especializada em Saúde - **Aquisição de Equipamentos e Material Permanente para Unidades Estaduais de Saúde - No Estado do Piauí** Unidade estruturada (unidade): 2								980.000
					S	4-INV	7	41	6	1001	980.000
5118	8535	**9276**	Estruturação de Unidades de Atenção Especializada em Saúde - **Hospital Aristides Maltez (Liga Baiana Contra o Câncer) - No Estado da Bahia** Unidade estruturada (unidade): 1								500.000
					S	4-INV	6	50	6	1001	500.000
5118	8535	**9286**	Estruturação de Unidades de Atenção Especializada em Saúde - **Aquisição de Equipamentos e Material Permanente - No Estado do Rio Grande do Norte** Unidade estruturada (unidade): 100								27.185.806
					S	4-INV	7	31	6	1001	27.185.806
5118	8535	**9289**	Estruturação de Unidades de Atenção Especializada em Saúde - **Construção de Hospital Regional - No Município de Belo Jardim - PE** Unidade estruturada (unidade): 1								7.000.000
					S	4-INV	7	41	6	1001	7.000.000
5118	8535	**9293**	Estruturação de Unidades de Atenção Especializada em Saúde - **Hospital Padre Zé (Instituto São José) – No Município de João Pessoa - PB** Unidade estruturada (unidade): 1								500.000
					S	4-INV	6	50	6	1001	500.000
5118	8535	**9294**	Estruturação de Unidades de Atenção Especializada em Saúde - **Aquisição de Equipamentos e Material Permanente - No Estado do Rio Grande do Sul** Unidade estruturada (unidade): 500								37.582.279
					S	4-INV	7	41	6	1001	37.582.279
5118	8535	**9295**	Estruturação de Unidades de Atenção Especializada em Saúde - **Construção do Hospital de Ariquemes - No Município de Ariquemes - RO** Unidade estruturada (unidade): 1								44.800.000
					S	4-INV	7	41	6	1001	44.800.000
5118	8535	**9296**	Estruturação de Unidades de Atenção Especializada em Saúde - **Reformas e Aquisição de Equipamentos Hospitalares - No Estado do Rio de Janeiro** Unidade estruturada (unidade): 20								37.478.010
					S	3-ODC	7	90	6	1001	2.000.000
					S	4-INV	7	30	6	1001	2.000.000
					S	4-INV	7	41	6	1001	22.078.010
					S	4-INV	7	90	6	1001	11.400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 8535 **9297**	Estruturação de Unidades de Atenção Especializada em Saúde - **Reformas e Aquisição de Equipamentos para o Hospital Pronto Socorro de Porto Alegre - No Município de Porto Alegre–RS**								25.150.071
	Unidade estruturada (unidade): 100		S	3-ODC	7	41	6	1001	7.545.021
			S	4-INV	7	41	6	1001	17.605.050
5118 **8585**	**Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade**	10 302							**82.385.412.047**
5118 8585 **0001**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **Nacional**								6.050.000.000
	Serviço apoiado (unidade): 4.840		S	3-ODC	1	31	6	1002	546.190.060
			S	3-ODC	1	31	6	1003	305.731.271
			S	3-ODC	1	31	6	1035	345.258.609
			S	3-ODC	1	31	6	1049	107.401.999
			S	3-ODC	1	31	6	1122	2.967.294
			S	3-ODC	1	41	6	1000	95.308.940
			S	3-ODC	1	41	6	1001	1.604.691.060
			S	3-ODC	1	41	6	1002	604.690.930
			S	3-ODC	1	41	6	1003	458.596.906
			S	3-ODC	1	41	6	1035	517.887.913
			S	3-ODC	1	41	6	1049	159.292.312
			S	3-ODC	1	41	6	1122	1.982.706
			S	3-ODC	1	90	6	1001	694.147.638
			S	3-ODC	1	90	6	1002	605.852.362
5118 8585 **0011**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Rondônia**								663.700.000
	Serviço apoiado (unidade): 149.575		S	3-ODC	1	31	6	1001	260.880.000
			S	3-ODC	1	31	6	1002	4.600.000
			S	3-ODC	1	41	6	1002	398.220.000
5118 8585 **0012**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Acre**								345.000.000
	Serviço apoiado (unidade): 95.402		S	3-ODC	1	31	6	1001	14.800.000
			S	3-ODC	1	31	6	1002	123.200.000
			S	3-ODC	1	41	6	1001	207.000.000
5118 8585 **0013**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Amazonas**								1.094.000.000
	Serviço apoiado (unidade): 216.514		S	3-ODC	1	31	6	1001	9.960.000
			S	3-ODC	1	31	6	1002	427.640.000
			S	3-ODC	1	41	6	1001	14.940.000
			S	3-ODC	1	41	6	1002	641.460.000
5118 8585 **0014**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Roraima**								273.500.000
	Serviço apoiado (unidade): 53.746		S	3-ODC	1	31	6	1002	109.400.000
			S	3-ODC	1	41	6	1001	3.300.000
			S	3-ODC	1	41	6	1002	160.800.000
5118 8585 **0015**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Pará**								2.545.400.000
	Serviço apoiado (unidade): 548.441		S	3-ODC	1	31	6	1001	130.480.000
			S	3-ODC	1	31	6	1002	887.680.000
			S	3-ODC	1	41	6	1001	37.020.000
			S	3-ODC	1	41	6	1002	1.490.220.000
5118 8585 **0016**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Amapá**								370.100.000
	Serviço apoiado (unidade): 104.407		S	3-ODC	1	31	6	1001	148.040.000
			S	3-ODC	1	41	6	1002	222.060.000
5118 8585 **0017**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Tocantins**								606.300.000
	Serviço apoiado (unidade): 103.901		S	3-ODC	1	31	6	1001	242.520.000
			S	3-ODC	1	41	6	1001	363.780.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118	8585	**0021**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Maranhão** Serviço apoiado (unidade): 622.495								2.005.400.000
					S	3-ODC	1	31	6	1001	681.960.000
					S	3-ODC	1	31	6	1002	120.200.000
					S	3-ODC	1	41	6	1001	1.022.940.000
					S	3-ODC	1	41	6	1002	180.300.000
5118	8585	**0022**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Piauí** Serviço apoiado (unidade): 467.352								1.248.600.000
					S	3-ODC	1	31	6	1001	88.360.000
					S	3-ODC	1	31	6	1002	411.080.000
					S	3-ODC	1	41	6	1001	643.260.000
					S	3-ODC	1	41	6	1002	105.900.000
5118	8585	**0023**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Ceará** Serviço apoiado (unidade): 1.108.222								3.519.700.000
					S	3-ODC	1	31	6	1001	1.168.320.000
					S	3-ODC	1	31	6	1002	239.560.000
					S	3-ODC	1	41	6	1001	1.807.080.000
					S	3-ODC	1	41	6	1002	304.740.000
5118	8585	**0024**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Rio Grande do Norte** Serviço apoiado (unidade): 435.518								1.643.300.000
					S	3-ODC	1	31	6	1001	646.080.000
					S	3-ODC	1	31	6	1002	11.240.000
					S	3-ODC	1	41	6	1001	872.820.000
					S	3-ODC	1	41	6	1002	113.160.000
5118	8585	**0025**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado da Paraíba** Serviço apoiado (unidade): 409.176								1.300.300.000
					S	3-ODC	1	31	6	1001	520.120.000
					S	3-ODC	1	41	6	1001	650.700.000
					S	3-ODC	1	41	6	1002	129.480.000
5118	8585	**0026**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Pernambuco** Serviço apoiado (unidade): 1.241.942								3.682.300.000
					S	3-ODC	1	31	6	1001	1.445.760.000
					S	3-ODC	1	31	6	1002	27.160.000
					S	3-ODC	1	41	6	1001	1.830.480.000
					S	3-ODC	1	41	6	1002	378.900.000
5118	8585	**0027**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Alagoas** Serviço apoiado (unidade): 339.482								1.506.900.000
					S	3-ODC	1	31	6	1001	545.080.000
					S	3-ODC	1	31	6	1002	57.680.000
					S	3-ODC	1	41	6	1001	813.300.000
					S	3-ODC	1	41	6	1002	90.840.000
5118	8585	**0028**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Sergipe** Serviço apoiado (unidade): 204.545								895.300.000
					S	3-ODC	1	31	6	1001	302.480.000
					S	3-ODC	1	31	6	1002	55.640.000
					S	3-ODC	1	41	6	1001	453.720.000
					S	3-ODC	1	41	6	1002	83.460.000
5118	8585	**0029**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado da Bahia** Serviço apoiado (unidade): 1.747.716								5.427.400.000
					S	3-ODC	1	31	6	1001	1.764.840.000
					S	3-ODC	1	31	6	1002	406.120.000
					S	3-ODC	1	41	6	1002	3.256.440.000
5118	8585	**0031**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Minas Gerais** Serviço apoiado (unidade): 2.736.314								8.542.900.000
					S	3-ODC	1	31	6	1001	2.819.040.000
					S	3-ODC	1	31	6	1002	598.120.000
					S	3-ODC	1	41	6	1002	5.125.740.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 8585 **0032**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Espírito Santo** Serviço apoiado (unidade): 436.517								1.557.700.000
			S	3-ODC	1	31	6	1001	120.320.000
			S	3-ODC	1	31	6	1002	502.760.000
			S	3-ODC	1	41	6	1001	912.120.000
			S	3-ODC	1	41	6	1002	22.500.000
5118 8585 **0033**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Rio de Janeiro** Serviço apoiado (unidade): 2.137.728								6.978.100.000
			S	3-ODC	1	31	6	1001	298.240.000
			S	3-ODC	1	31	6	1002	2.493.000.000
			S	3-ODC	1	41	6	1001	50.220.000
			S	3-ODC	1	41	6	1002	4.136.640.000
5118 8585 **0035**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de São Paulo** Serviço apoiado (unidade): 5.175.934								14.456.212.047
			S	3-ODC	1	31	6	1001	1.149.924.819
			S	3-ODC	1	31	6	1002	4.632.560.000
			S	3-ODC	1	41	6	1001	1.724.887.228
			S	3-ODC	1	41	6	1002	6.948.840.000
5118 8585 **0041**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Paraná** Serviço apoiado (unidade): 1.301.496								4.722.300.000
			S	3-ODC	1	31	6	1001	1.888.920.000
			S	3-ODC	1	41	6	1001	2.752.500.000
			S	3-ODC	1	41	6	1002	80.880.000
5118 8585 **0042**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Santa Catarina** Serviço apoiado (unidade): 955.994								2.721.100.000
			S	3-ODC	1	31	6	1001	1.088.440.000
			S	3-ODC	1	41	6	1001	1.632.660.000
5118 8585 **0043**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado do Rio Grande do Sul** Serviço apoiado (unidade): 1.206.158								4.772.400.000
			S	3-ODC	1	31	6	1001	1.908.960.000
			S	3-ODC	1	41	6	1001	2.863.440.000
5118 8585 **0051**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Mato Grosso** Serviço apoiado (unidade): 348.761								1.096.800.000
			S	3-ODC	1	31	6	1001	53.160.000
			S	3-ODC	1	31	6	1002	385.560.000
			S	3-ODC	1	41	6	1002	658.080.000
5118 8585 **0052**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Goiás** Serviço apoiado (unidade): 737.508								2.374.000.000
			S	3-ODC	1	31	6	1001	949.600.000
			S	3-ODC	1	41	6	1001	1.424.400.000
5118 8585 **0053**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Distrito Federal** Serviço apoiado (unidade): 259.735								890.600.000
			S	3-ODC	1	31	6	1001	890.600.000
5118 8585 **0054**	Atenção à Saúde da População para Procedimentos em Média e Alta Complexidade - **No Estado de Mato Grosso do Sul** Serviço apoiado (unidade): 309.266								1.096.100.000
			S	3-ODC	1	31	6	1001	438.440.000
			S	3-ODC	1	41	6	1001	657.660.000
5118 **8755**	**Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Cardiologia-INC**	10 302							**184.733.302**
5118 8755 **0033**	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Cardiologia-INC - **No Estado do Rio de Janeiro** Atendimento realizado (unidade): 216.001								184.733.302
			S	3-ODC	2	90	6	1002	177.099.612
			S	3-ODC	6	90	6	1001	3.000.000
			S	4-INV	2	90	6	1002	4.633.690
5118 **8758**	**Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Oncologia - INCA**	10 302							**534.617.602**

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5118 8758 **0033**	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Oncologia - INCA - **No Estado do Rio de Janeiro**								534.617.602
	Atendimento realizado (unidade): 428.793		S	3-ODC	2	90	6	1001	379.035.800
			S	3-ODC	2	90	6	1002	144.571.112
			S	3-ODC	6	99	6	1001	400.000
			S	4-INV	2	90	6	1002	4.633.690
			S	4-INV	6	90	6	1001	4.977.000
			S	4-INV	6	99	6	1001	1.000.000
5118 **8759**	**Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Ortopedia e Traumatologia - INTO**	10 302							**339.742.114**
5118 8759 **0033**	Aperfeiçoamento, Avaliação e Desenvolvimento de Ações e Serviços Especializados em Ortopedia e Traumatologia - INTO - **No Estado do Rio de Janeiro**								339.742.114
	Atendimento realizado (unidade): 240.758		S	3-ODC	2	90	6	1002	335.108.424
			S	4-INV	2	90	6	1002	4.633.690
	Projeto								**419.000.000**
5118 **169C**	**Implantação do Primeiro Hospital Inteligente do Brasil**	10 302							**419.000.000**
5118 169C **0001**	Implantação do Primeiro Hospital Inteligente do Brasil - **Nacional**								419.000.000
	Unidade implantada (% de execução física): 1		S	4-INV	2	90	0	1448	419.000.000
5119	**Atenção Primária à Saúde**								**61.413.678.250**
	Atividade								**49.704.678.250**
5119 **20YL**	**Estruturação de Academias da Saúde**	10 301							**1.054.000**
5119 20YL **0001**	Estruturação de Academias da Saúde - **Nacional**								400.000
	Academia de saúde estruturada (unidade): 10		S	4-INV	6	99	0	1001	400.000
5119 20YL **0015**	Estruturação de Academias da Saúde - **No Estado do Pará**								200.000
	Academia de saúde estruturada (unidade): 1		S	4-INV	6	41	0	1001	200.000
5119 20YL **0035**	Estruturação de Academias da Saúde - **No Estado de São Paulo**								204.000
	Academia de saúde estruturada (unidade): 1		S	4-INV	6	99	0	1001	204.000
5119 20YL **2213**	Estruturação de Academias da Saúde - **No Município de Palmas de Monte Alto - BA**								250.000
	Academia de saúde estruturada (unidade): 1		S	4-INV	6	99	0	1001	250.000
5119 **217U**	**Apoio à Manutenção dos Polos de Academia da Saúde**	10 301							**54.881.419**
5119 217U **0001**	Apoio à Manutenção dos Polos de Academia da Saúde - **Nacional**								54.881.419
	Pólo atendido (unidade): 1.645		S	3-ODC	2	41	0	1001	54.881.419
5119 **219A**	**Piso de Atenção Primária à Saúde**	10 301							**26.794.400.000**
5119 219A **0001**	Piso de Atenção Primária à Saúde - **Nacional**								592.077.343
	Ente federativo apoiado (unidade): 5.597		S	3-ODC	1	41	6	1001	592.077.343
5119 219A **0011**	Piso de Atenção Primária à Saúde - **No Estado de Rondônia**								170.989.000
	Ente federativo apoiado (unidade): 52		S	3-ODC	1	41	6	1001	170.989.000
5119 219A **0012**	Piso de Atenção Primária à Saúde - **No Estado do Acre**								136.458.000
	Ente federativo apoiado (unidade): 22		S	3-ODC	1	41	6	1001	136.458.000
5119 219A **0013**	Piso de Atenção Primária à Saúde - **No Estado do Amazonas**								734.575.000
	Ente federativo apoiado (unidade): 62		S	3-ODC	1	41	6	1001	734.575.000
5119 219A **0014**	Piso de Atenção Primária à Saúde - **No Estado de Roraima**								108.326.000
	Ente federativo apoiado (unidade): 15		S	3-ODC	1	41	6	1001	108.326.000
5119 219A **0015**	Piso de Atenção Primária à Saúde - **No Estado do Pará**								1.235.024.000
	Ente federativo apoiado (unidade): 144		S	3-ODC	1	41	6	1001	1.235.024.000
5119 219A **0016**	Piso de Atenção Primária à Saúde - **No Estado do Amapá**								121.146.000
	Ente federativo apoiado (unidade): 16		S	3-ODC	1	41	6	1001	121.146.000
5119 219A **0017**	Piso de Atenção Primária à Saúde - **No Estado do Tocantins**								327.542.000
	Ente federativo apoiado (unidade): 139		S	3-ODC	1	41	6	1001	327.542.000
5119 219A **0021**	Piso de Atenção Primária à Saúde - **No Estado do Maranhão**								1.383.181.000
	Ente federativo apoiado (unidade): 217		S	3-ODC	1	41	6	1001	1.383.181.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119 219A **0022**	Piso de Atenção Primária à Saúde - **No Estado do Piauí**								794.789.000
	Ente federativo apoiado (unidade): 224		S	3-ODC	1	41	6	1001	794.789.000
5119 219A **0023**	Piso de Atenção Primária à Saúde - **No Estado do Ceará**								1.499.687.000
	Ente federativo apoiado (unidade): 184		S	3-ODC	1	41	6	1001	483.187.000
			S	3-ODC	1	41	6	1002	1.016.500.000
5119 219A **0024**	Piso de Atenção Primária à Saúde - **No Estado do Rio Grande do Norte**								639.696.000
	Ente federativo apoiado (unidade): 167		S	3-ODC	1	41	6	1001	639.696.000
5119 219A **0025**	Piso de Atenção Primária à Saúde - **No Estado da Paraíba**								931.217.000
	Ente federativo apoiado (unidade): 223		S	3-ODC	1	41	6	1001	931.217.000
5119 219A **0026**	Piso de Atenção Primária à Saúde - **No Estado de Pernambuco**								1.328.773.000
	Ente federativo apoiado (unidade): 185		S	3-ODC	1	41	6	1001	1.328.773.000
5119 219A **0027**	Piso de Atenção Primária à Saúde - **No Estado de Alagoas**								551.338.000
	Ente federativo apoiado (unidade): 102		S	3-ODC	1	41	6	1001	551.338.000
5119 219A **0028**	Piso de Atenção Primária à Saúde - **No Estado de Sergipe**								368.362.000
	Ente federativo apoiado (unidade): 75		S	3-ODC	1	41	6	1002	368.362.000
5119 219A **0029**	Piso de Atenção Primária à Saúde - **No Estado da Bahia**								2.154.758.000
	Ente federativo apoiado (unidade): 417		S	3-ODC	1	41	6	1002	2.154.758.000
5119 219A **0031**	Piso de Atenção Primária à Saúde - **No Estado de Minas Gerais**								3.119.078.657
	Ente federativo apoiado (unidade): 853		S	3-ODC	1	41	6	1002	3.119.078.657
5119 219A **0032**	Piso de Atenção Primária à Saúde - **No Estado do Espírito Santo**								451.044.000
	Ente federativo apoiado (unidade): 78		S	3-ODC	1	41	6	1002	451.044.000
5119 219A **0033**	Piso de Atenção Primária à Saúde - **No Estado do Rio de Janeiro**								1.387.108.000
	Ente federativo apoiado (unidade): 92		S	3-ODC	1	41	6	1002	1.387.108.000
5119 219A **0035**	Piso de Atenção Primária à Saúde - **No Estado de São Paulo**								3.275.415.000
	Ente federativo apoiado (unidade): 645		S	3-ODC	1	41	6	1002	3.275.415.000
5119 219A **0041**	Piso de Atenção Primária à Saúde - **No Estado do Paraná**								1.243.027.000
	Ente federativo apoiado (unidade): 399		S	3-ODC	1	41	6	1002	1.243.027.000
5119 219A **0042**	Piso de Atenção Primária à Saúde - **No Estado de Santa Catarina**								1.034.123.000
	Ente federativo apoiado (unidade): 295		S	3-ODC	1	41	6	1002	1.034.123.000
5119 219A **0043**	Piso de Atenção Primária à Saúde - **No Estado do Rio Grande do Sul**								1.247.223.000
	Ente federativo apoiado (unidade): 497		S	3-ODC	1	41	6	1002	1.247.223.000
5119 219A **0051**	Piso de Atenção Primária à Saúde - **No Estado de Mato Grosso**								486.161.000
	Ente federativo apoiado (unidade): 141		S	3-ODC	1	41	6	1002	486.161.000
5119 219A **0052**	Piso de Atenção Primária à Saúde - **No Estado de Goiás**								846.705.000
	Ente federativo apoiado (unidade): 246		S	3-ODC	1	41	6	1002	846.705.000
5119 219A **0053**	Piso de Atenção Primária à Saúde - **No Distrito Federal**								259.329.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	1	31	6	1002	259.329.000
5119 219A **0054**	Piso de Atenção Primária à Saúde - **No Estado de Mato Grosso do Sul**								367.248.000
	Ente federativo apoiado (unidade): 79		S	3-ODC	1	41	6	1002	367.248.000
5119 **21BG**	**Formação e Provisão de Profissionais para a Atenção Primária à Saúde**	10 301							**4.118.598.591**
5119 21BG **0001**	Formação e Provisão de Profissionais para a Atenção Primária à Saúde - **Nacional**								4.118.598.591
	Profissional beneficiado (unidade): 24.500		S	3-ODC	2	90	6	1001	4.062.994.317
			S	3-ODC	2	90	6	1002	55.604.274
5119 **21CE**	**Implementação de Políticas de Atenção Primária à Saúde**	10 301							**308.681.161**
5119 21CE **0001**	Implementação de Políticas de Atenção Primária à Saúde - **Nacional**								301.931.161
	Unidade federativa apoiada (unidade): 27		S	3-ODC	2	41	6	1002	35.961.138
			S	3-ODC	2	80	6	1001	3.011.899
			S	3-ODC	2	80	6	1002	33.710.092
			S	3-ODC	2	90	6	1001	33.154.049
			S	3-ODC	2	90	6	1002	196.093.983

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119 21CE **0014**	Implementação de Políticas de Atenção Primária à Saúde - **No Estado de Roraima** Unidade federativa apoiada (unidade): 15								2.000.000
			S	3-ODC	6	99	6	1001	2.000.000
5119 21CE **0023**	Implementação de Políticas de Atenção Primária à Saúde - **No Estado do Ceará** Unidade federativa apoiada (unidade): 10								4.000.000
			S	3-ODC	6	41	6	1001	4.000.000
5119 21CE **0033**	Implementação de Políticas de Atenção Primária à Saúde - **No Estado do Rio de Janeiro** Unidade federativa apoiada (unidade): 10								750.000
			S	3-ODC	6	99	6	1001	750.000
5119 **2E89**	**Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas**	10 301							**12.097.573.102**
5119 2E89 **0001**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **Nacional** Unidade apoiada (unidade): 11.423								2.686.817.428
									(VETADO)
									(VETADO)
			S	3-ODC	6	41	6	1001	82.947.233
			S	3-ODC	6	99	6	1001	154.126.995
			S	3-ODC	8	41	6	1000	2.430.733.200
5119 2E89 **0011**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Rondônia** Unidade apoiada (unidade): 161								52.539.152
			S	3-ODC	6	41	6	1001	19.188.389
			S	3-ODC	6	99	6	1001	33.350.763
5119 2E89 **0012**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Acre** Unidade apoiada (unidade): 224								125.378.505
			S	3-ODC	6	41	6	1001	86.126.495
			S	3-ODC	6	99	6	1001	39.252.010
5119 2E89 **0013**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Amazonas** Unidade apoiada (unidade): 597								375.664.280
			S	3-ODC	6	41	6	1001	72.352.007
			S	3-ODC	6	99	6	1001	46.976.006
			S	3-ODC	7	41	6	1001	256.336.267
5119 2E89 **0014**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Roraima** Unidade apoiada (unidade): 1.805								130.599.300
			S	3-ODC	6	41	6	1001	45.316.947
			S	3-ODC	6	99	6	1001	85.282.353
5119 2E89 **0015**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Pará** Unidade apoiada (unidade): 2.000.644								491.655.483
			S	3-ODC	6	41	6	1001	161.246.973
			S	3-ODC	6	99	6	1001	119.365.769
			S	3-ODC	7	41	6	1001	211.042.741
5119 2E89 **0016**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Amapá** Unidade apoiada (unidade): 5.529								227.906.863
									(VETADO)
			S	3-ODC	6	41	6	1001	42.726.007
			S	3-ODC	6	99	6	1001	62.600.728
			S	3-ODC	7	41	6	1001	121.580.128
5119 2E89 **0017**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Tocantins** Unidade apoiada (unidade): 986								223.984.393
									(VETADO)
			S	3-ODC	6	41	6	1001	24.826.004
			S	3-ODC	6	99	6	1001	100.473.635
			S	3-ODC	7	41	6	1001	32.703.477
			S	3-ODC	7	41	6	1002	63.981.277
5119 2E89 **0021**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Maranhão** Unidade apoiada (unidade): 1.863								527.797.003
			S	3-ODC	6	41	6	1001	210.816.982
			S	3-ODC	6	99	6	1001	126.980.021
			S	3-ODC	7	41	6	1001	190.000.000

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	2E89	**0022**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Piauí**								516.490.538
			Unidade apoiada (unidade): 1.359		S	3-ODC	6	41	6	1001	141.455.906
					S	3-ODC	6	99	6	1001	131.431.781
					S	3-ODC	7	41	6	1001	243.602.851
5119	2E89	**0023**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Ceará**								504.574.194
			Unidade apoiada (unidade): 630								(VETADO)
											(VETADO)
					S	3-ODC	6	41	6	1001	207.730.905
					S	3-ODC	6	99	6	1001	168.315.616
					S	3-ODC	7	41	6	1001	114.097.839
5119	2E89	**0024**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Rio Grande do Norte**								285.204.824
			Unidade apoiada (unidade): 1.667		S	3-ODC	6	41	6	1001	118.381.049
					S	3-ODC	6	99	6	1001	28.176.004
					S	3-ODC	7	41	6	1001	138.647.771
5119	2E89	**0025**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado da Paraíba**								361.669.824
			Unidade apoiada (unidade): 895								(VETADO)
											(VETADO)
					S	3-ODC	6	41	6	1001	86.831.021
					S	3-ODC	6	99	6	1001	81.159.769
					S	3-ODC	7	41	6	1001	168.679.034
5119	2E89	**0026**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Pernambuco**								555.211.961
			Unidade apoiada (unidade): 5.918		S	3-ODC	6	41	6	1001	203.466.654
					S	3-ODC	6	99	6	1001	181.739.582
					S	3-ODC	7	41	6	1001	170.005.725
5119	2E89	**0027**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Alagoas**								410.466.160
			Unidade apoiada (unidade): 492		S	3-ODC	6	41	6	1001	144.896.954
					S	3-ODC	6	99	6	1001	50.052.007
					S	3-ODC	7	41	6	1000	215.517.199
5119	2E89	**0028**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Sergipe**								278.915.837
			Unidade apoiada (unidade): 451		S	3-ODC	6	41	6	1001	91.419.354
					S	3-ODC	6	99	6	1001	77.170.892
					S	3-ODC	7	41	6	1001	110.325.591
5119	2E89	**0029**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado da Bahia**								602.597.864
			Unidade apoiada (unidade): 939		S	3-ODC	6	41	6	1001	388.513.842
					S	3-ODC	6	99	6	1001	214.084.022
5119	2E89	**0031**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Minas Gerais**								579.019.672
			Unidade apoiada (unidade): 17.153.785		S	3-ODC	6	41	6	1001	223.530.638
					S	3-ODC	6	99	6	1001	255.489.034
					S	3-ODC	7	41	6	1001	100.000.000
5119	2E89	**0032**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Espírito Santo**								218.514.079
			Unidade apoiada (unidade): 1.827		S	3-ODC	6	41	6	1001	65.654.007
					S	3-ODC	6	99	6	1001	74.252.007
					S	3-ODC	7	41	6	1001	78.608.065

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119 2E89 **0033**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Rio de Janeiro**								304.359.096
	Unidade apoiada (unidade): 444		S	3-ODC	6	41	6	1001	135.873.336
			S	3-ODC	6	99	6	1001	116.684.733
			S	3-ODC	7	41	6	1001	51.801.027
5119 2E89 **0035**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de São Paulo**								562.646.859
	Unidade apoiada (unidade): 4.466.888		S	3-ODC	6	41	6	1001	157.257.790
			S	3-ODC	6	99	6	1001	405.389.069
5119 2E89 **0041**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Paraná**								548.227.140
	Unidade apoiada (unidade): 2.181		S	3-ODC	6	41	6	1001	234.906.414
			S	3-ODC	6	99	6	1001	204.640.346
			S	3-ODC	7	41	6	1001	108.680.380
5119 2E89 **0042**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Santa Catarina**								317.762.460
	Unidade apoiada (unidade): 1.752		S	3-ODC	6	41	6	1001	109.783.637
			S	3-ODC	6	99	6	1001	95.736.418
			S	3-ODC	7	41	6	1001	112.242.405
5119 2E89 **0043**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado do Rio Grande do Sul**								308.995.452
	Unidade apoiada (unidade): 2.430		S	3-ODC	6	41	6	1001	147.484.913
			S	3-ODC	6	99	6	1001	161.510.539
5119 2E89 **0050**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **Na Região Centro-Oeste**								7.126.004
	Unidade apoiada (unidade): 1		S	3-ODC	6	99	6	1001	7.126.004
5119 2E89 **0051**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Mato Grosso**								231.863.710
	Unidade apoiada (unidade): 1.292		S	3-ODC	6	41	6	1001	64.254.014
			S	3-ODC	6	99	6	1001	52.424.946
			S	3-ODC	7	41	6	1001	115.184.750
5119 2E89 **0052**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Goiás**								286.039.238
	Unidade apoiada (unidade): 1.173								(VETADO)
									(VETADO)
			S	3-ODC	6	41	6	1001	62.673.296
			S	3-ODC	6	99	6	1001	113.855.203
			S	3-ODC	7	41	6	1001	101.697.288
5119 2E89 **0053**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Distrito Federal**								79.600.000
	Unidade apoiada (unidade): 40								(VETADO)
			S	3-ODC	7	31	6	1001	77.600.000
5119 2E89 **0054**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Estado de Mato Grosso do Sul**								137.829.773
	Unidade apoiada (unidade): 5.295		S	3-ODC	6	41	6	1001	57.489.002
			S	3-ODC	6	99	6	1001	80.340.771
5119 2E89 **0157**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cruzeiro do Sul - AC**								9.888.000
	Unidade apoiada (unidade): 2		S	3-ODC	6	41	6	1001	9.888.000
5119 2E89 **0158**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Epitaciolândia - AC**								2.000.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5119 2E89 **0166**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Rio Branco - AC**								15.000.000
	Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	15.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	2E89	**0204**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Itapiranga - AM**								300.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	300.000
5119	2E89	**0219**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Parintins - AM**								10.126.003
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	10.126.003
5119	2E89	**0231**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Tefé - AM**								10.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	10.000.000
5119	2E89	**0398**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cutias - AP**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	99	6	1001	2.000.000
5119	2E89	**0407**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Santana - AP**								100.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	99	6	1001	100.000
5119	2E89	**0597**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Capinzal do Norte - MA**								2.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.500.000
5119	2E89	**0611**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Coroatá - MA**								5.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	5.500.000
5119	2E89	**0648**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Lago do Junco - MA**								2.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.500.000
5119	2E89	**1013**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Barreira - CE**								1.100.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.100.000
5119	2E89	**1097**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Massapê - CE**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**1117**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Pacatuba - CE**								5.700.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	5.700.000
5119	2E89	**1141**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Quixeré - CE**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**1574**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Angelim - PE**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**1716**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de São José da Coroa Grande - PE**								1.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.500.000
5119	2E89	**1971**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Boa Nova - BA**								1.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**1992**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cafarnaum - BA**								500.000
			Unidade apoiada (unidade): 40		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**2001**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Canarana - BA**								1.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**2041**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cristópolis - BA**								1.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.000.000

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	2E89	**2044**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Dário Meira - BA**								1.500.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.500.000
5119	2E89	**2084**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Ibotirama - BA**								4.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	4.000.000
5119	2E89	**2135**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Jaguarari - BA**								1.500.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.500.000
5119	2E89	**2168**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Mairi - BA**								500.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**2246**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Remanso - BA**								1.200.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.200.000
5119	2E89	**2259**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Ruy Barbosa - BA**								1.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**2298**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Serra Dourada - BA**								1.750.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.750.000
5119	2E89	**2307**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Tabocas do Brejo Velho - BA**								1.600.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	1.600.000
5119	2E89	**2598**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Dona Euzébia - MG**								200.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	200.000
5119	2E89	**3111**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Sarzedo - MG**								1.000.000
			Unidade apoiada (unidade): 3		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**3284**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Bom Jesus do Itabapoana - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**3285**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cabo Frio - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5119	2E89	**3286**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cachoeiras de Macacu - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5119	2E89	**3291**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cantagalo - RJ**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**3292**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cardoso Moreira - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**3294**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Casimiro de Abreu - RJ**								1.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.500.000
5119	2E89	**3301**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Iguaba Grande - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5119	2E89	**3327**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Paty do Alferes - RJ**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	2E89	**3340**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Rio das Ostras - RJ**								2.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	2.000.000
5119	2E89	**3341**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município do Rio de Janeiro - RJ**								800.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	800.000
5119	2E89	**3344**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de São Francisco de Itabapoana - RJ**								3.000.000
			Unidade apoiada (unidade): 5		S	3-ODC	6	41	6	1001	3.000.000
5119	2E89	**3346**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de São Gonçalo - RJ**								9.500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	9.500.000
5119	2E89	**3352**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de São Sebastião do Alto - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**3357**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Sumidouro - RJ**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**3358**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Tanguá - RJ**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**3360**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Trajano de Moraes - RJ**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**3440**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Biritiba Mirim - SP**								1.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	99	6	1001	1.000.000
5119	2E89	**3467**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Caieiras - SP**								2.000.000
			Unidade apoiada (unidade): 20		S	3-ODC	6	41	6	1001	2.000.000
5119	2E89	**3469**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Cajamar - SP**								3.000.000
			Unidade apoiada (unidade): 30		S	3-ODC	6	41	6	1001	3.000.000
5119	2E89	**3500**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Colina - SP**								1.100.000
			Unidade apoiada (unidade): 15		S	3-ODC	6	41	6	1001	1.100.000
5119	2E89	**3533**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Embu das Artes - SP**								25.852.007
			Unidade apoiada (unidade): 120		S	3-ODC	6	41	6	1001	25.852.007
5119	2E89	**3544**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Fernando Prestes - SP**								900.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	900.000
5119	2E89	**3546**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Ferraz de Vasconcelos - SP**								1.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**3720**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Monteiro Lobato - SP**								500.000
			Unidade apoiada (unidade): 5		S	3-ODC	6	99	6	1001	500.000
5119	2E89	**3880**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Santa Branca - SP**								1.000.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	99	6	1001	1.000.000
5119	2E89	**4021**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Ampére - PR**								200.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	200.000

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	2E89	**4075**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Capanema - PR**								200.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	200.000
5119	2E89	**4284**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Planalto - PR**								200.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	200.000
5119	2E89	**4286**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Pontal do Paraná - PR**								400.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	400.000
5119	2E89	**4308**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Realeza - PR**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**4591**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Palma Sola - SC**								1.000.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	1.000.000
5119	2E89	**5218**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de Campo Grande - MS**								500.000
			Unidade apoiada (unidade): 10		S	3-ODC	6	99	6	1001	500.000
5119	2E89	**5385**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de São José do Povo - MT**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5119	2E89	**5388**	Incremento Temporário ao Custeio dos Serviços de Atenção Primária à Saúde para Cumprimento de Metas - **No Município de São Pedro da Cipa - MT**								500.000
			Unidade apoiada (unidade): 1		S	3-ODC	6	41	6	1001	500.000
5119	**4324**		**Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro**	10 301							**31.728.884**
5119	4324	**0010**	Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro - **Na Região Norte**								30.378.884
			Pessoa atendida (unidade): 75.003		S	3-ODC	2	90	6	1002	21.778.342
					S	3-ODC	6	90	6	1001	1.300.000
					S	4-INV	2	90	6	1002	6.950.535
					S	4-INV	6	90	6	1001	350.007
5119	4324	**0051**	Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro - **No Estado de Mato Grosso**								1.050.000
			Pessoa atendida (unidade): 3.000		S	3-ODC	6	90	6	1001	1.050.000
5119	4324	**0054**	Atenção à Saúde de Populações Ribeirinhas e de Áreas Remotas da Região Amazônica mediante Cooperação com a Marinha do Brasil e com o Exército Brasileiro - **No Estado de Mato Grosso do Sul**								300.000
			Pessoa atendida (unidade): 860		S	3-ODC	6	90	6	1001	300.000
5119	**8581**		**Estruturação da Rede de Serviços de Atenção Primária à Saúde**	10 301							**6.297.761.093**
5119	8581	**0001**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **Nacional**								5.609.596.754
			Serviço estruturado (unidade): 404.688		S	3-ODC	2	41	6	1001	103.228.668
					S	3-ODC	6	99	6	1001	12.000.000
					S	4-INV	2	31	6	1000	214.800.000
					S	4-INV	2	31	6	1002	1.500.000
					S	4-INV	2	41	6	1000	321.401.833
					S	4-INV	2	41	6	1001	2.141.758.396
					S	4-INV	2	41	6	1002	1.200.382.612
					S	4-INV	2	90	6	1001	63.249.862
					S	4-INV	3	41	6	1001	61.628.071
					S	4-INV	3	41	6	1002	1.372.232.312
					S	4-INV	6	41	6	1001	900.000
					S	4-INV	6	99	6	1001	16.515.000
					S	4-INV	8	31	6	1000	100.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	8581	**0011**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Rondônia** Serviço estruturado (unidade): 99								23.384.132
					S	3-ODC	6	41	6	1001	5.850.882
					S	3-ODC	6	99	6	1001	800.000
					S	4-INV	6	41	6	1001	10.263.250
					S	4-INV	6	99	6	1001	6.470.000
5119	8581	**0012**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Acre** Serviço estruturado (unidade): 22								8.000.000
					S	4-INV	6	41	6	1001	6.000.000
					S	4-INV	6	99	6	1001	2.000.000
5119	8581	**0013**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Amazonas** Serviço estruturado (unidade): 11								5.500.000
					S	4-INV	6	41	6	1001	2.000.000
					S	4-INV	6	99	6	1001	3.500.000
5119	8581	**0014**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Roraima** Serviço estruturado (unidade): 57								25.324.162
					S	3-ODC	6	41	6	1001	4.123.162
					S	3-ODC	6	99	6	1001	4.000.000
					S	4-INV	6	41	6	1001	12.100.000
					S	4-INV	6	99	6	1001	5.101.000
5119	8581	**0015**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Pará** Serviço estruturado (unidade): 14								6.789.017
					S	3-ODC	6	41	6	1001	200.000
					S	4-INV	6	41	6	1001	5.589.017
					S	4-INV	6	99	6	1001	1.000.000
5119	8581	**0016**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Amapá** Serviço estruturado (unidade): 309								39.281.861
					S	3-ODC	6	41	6	1001	5.100.000
					S	3-ODC	6	99	6	1001	5.109.404
					S	4-INV	6	41	6	1001	10.431.450
					S	4-INV	6	99	6	1001	18.641.007
5119	8581	**0017**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Tocantins** Serviço estruturado (unidade): 620								24.300.000
					S	3-ODC	6	99	6	1001	400.000
					S	4-INV	6	41	6	1001	18.100.000
					S	4-INV	6	99	6	1001	5.800.000
5119	8581	**0021**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Maranhão** Serviço estruturado (unidade): 2								200.000
					S	4-INV	6	41	6	1001	200.000
5119	8581	**0022**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Piauí** Serviço estruturado (unidade): 240								4.450.000
					S	4-INV	6	41	6	1001	4.000.000
					S	4-INV	6	99	6	1001	450.000
5119	8581	**0023**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Ceará** Serviço estruturado (unidade): 61								14.500.000
					S	3-ODC	6	41	6	1001	5.000.000
					S	4-INV	6	41	6	1001	9.000.000
					S	4-INV	6	99	6	1001	500.000
5119	8581	**0024**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Rio Grande do Norte** Serviço estruturado (unidade): 1.031								22.753.546
					S	3-ODC	6	31	6	1001	200.000
					S	3-ODC	6	99	6	1001	900.000
					S	4-INV	6	41	6	1001	13.487.742
					S	4-INV	6	99	6	1001	8.165.804
5119	8581	**0025**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado da Paraíba** Serviço estruturado (unidade): 272								25.526.000
					S	4-INV	6	40	6	1001	200.000
					S	4-INV	6	41	6	1001	7.926.000
					S	4-INV	6	99	6	1001	17.400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	8581	**0026**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Pernambuco** Serviço estruturado (unidade): 92								17.129.451
					S	3-ODC	6	99	6	1001	1.000.000
					S	4-INV	6	41	6	1001	2.699.450
					S	4-INV	6	99	6	1001	13.430.001
5119	8581	**0027**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Alagoas** Serviço estruturado (unidade): 102								100.000
					S	4-INV	6	41	6	1001	100.000
5119	8581	**0028**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Sergipe** Serviço estruturado (unidade): 191								11.115.003
					S	4-INV	6	41	6	1001	8.000.003
					S	4-INV	6	99	6	1001	3.115.000
5119	8581	**0029**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado da Bahia** Serviço estruturado (unidade): 62								15.400.100
					S	3-ODC	6	41	6	1001	1.000.000
					S	3-ODC	6	99	6	1001	2.000.000
					S	4-INV	6	41	6	1001	2.700.100
					S	4-INV	6	99	6	1001	9.700.000
5119	8581	**0031**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Minas Gerais** Serviço estruturado (unidade): 1.393								54.312.730
					S	3-ODC	6	41	6	1001	1.954.000
					S	3-ODC	6	99	6	1001	1.000.000
					S	4-INV	6	41	6	1001	34.928.722
					S	4-INV	6	99	6	1001	16.430.008
5119	8581	**0032**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Espírito Santo** Serviço estruturado (unidade): 130								28.180.000
					S	3-ODC	6	99	6	1001	500.000
					S	4-INV	6	41	6	1001	15.780.000
					S	4-INV	6	99	6	1001	11.900.000
5119	8581	**0033**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Rio de Janeiro** Serviço estruturado (unidade): 25								22.424.892
					S	3-ODC	6	99	6	1001	500.007
					S	4-INV	6	41	6	1001	15.724.885
					S	4-INV	6	99	6	1001	6.200.000
5119	8581	**0035**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de São Paulo** Serviço estruturado (unidade): 6.501.010								88.695.203
					S	3-ODC	6	41	6	1001	3.100.000
					S	3-ODC	6	99	6	1001	14.410.007
					S	4-INV	6	41	6	1001	24.142.007
					S	4-INV	6	99	6	1001	47.043.189
5119	8581	**0041**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Paraná** Serviço estruturado (unidade): 174								23.298.446
					S	3-ODC	6	41	6	1001	2.000.000
					S	3-ODC	6	99	6	1001	500
					S	4-INV	6	41	6	1001	4.000.000
					S	4-INV	6	99	6	1001	17.297.946
5119	8581	**0042**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Santa Catarina** Serviço estruturado (unidade): 160								27.179.051
					S	4-INV	6	41	6	1001	9.800.000
					S	4-INV	6	99	6	1001	17.379.051
5119	8581	**0043**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado do Rio Grande do Sul** Serviço estruturado (unidade): 717								120.180.398
					S	3-ODC	6	41	6	1001	250.000
					S	4-INV	6	41	6	1001	74.165.048
					S	4-INV	6	99	6	1001	45.765.350
5119	8581	**0051**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Mato Grosso** Serviço estruturado (unidade): 1.083								22.600.000
					S	3-ODC	6	99	6	1001	9.500.000
					S	4-INV	6	41	6	1001	1.600.000
					S	4-INV	6	99	6	1001	11.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119	8581	**0052**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Goiás**								37.882.463
			Serviço estruturado (unidade): 268		S	3-ODC	6	41	6	1001	1.300.000
					S	3-ODC	6	99	6	1001	1.000.000
					S	4-INV	6	41	6	1001	10.046.625
					S	4-INV	6	99	6	1001	25.535.838
5119	8581	**0054**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Estado de Mato Grosso do Sul**								14.005.877
			Serviço estruturado (unidade): 587		S	4-INV	6	41	6	1001	7.505.877
					S	4-INV	6	99	6	1001	6.500.000
5119	8581	**0407**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Santana - AP**								150.000
			Serviço estruturado (unidade): 1		S	4-INV	6	50	6	1001	150.000
5119	8581	**0409**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Vitória do Jari - AP**								350.000
			Serviço estruturado (unidade): 1		S	4-INV	6	99	6	1001	350.000
5119	8581	**1883**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Lagarto - SE**								1.000.000
			Serviço estruturado (unidade): 100		S	4-INV	6	41	6	1001	1.000.000
5119	8581	**1951**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Araci - BA**								600.000
			Serviço estruturado (unidade): 1		S	4-INV	6	41	6	1001	600.000
5119	8581	**2233**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Poções - BA**								600.000
			Serviço estruturado (unidade): 1		S	4-INV	6	41	6	1001	600.000
5119	8581	**2246**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Remanso - BA**								600.000
			Serviço estruturado (unidade): 1		S	4-INV	6	41	6	1001	600.000
5119	8581	**3322**	Estruturação da Rede de Serviços de Atenção Primária à Saúde - **No Município de Nova Friburgo - RJ**								2.352.007
			Serviço estruturado (unidade): 1		S	4-INV	6	41	6	1001	2.352.007
			Operação Especial								**11.709.000.000**
5119	**00UC**		**Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde**	10 301							**11.709.000.000**
5119	00UC	**0001**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **Nacional**								158.200.000
			Profissional beneficiado (unidade): 25.150		S	3-ODC	1	41	6	1002	158.200.000
5119	00UC	**0011**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Rondônia**								111.800.000
			Profissional beneficiado (unidade): 2.696		S	3-ODC	1	41	6	1001	111.800.000
5119	00UC	**0012**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Acre**								74.700.000
			Profissional beneficiado (unidade): 1.800		S	3-ODC	1	41	6	1001	74.700.000
5119	00UC	**0013**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Amazonas**								262.100.000
			Profissional beneficiado (unidade): 6.321		S	3-ODC	1	41	6	1001	262.100.000
5119	00UC	**0014**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Roraima**								44.200.000
			Profissional beneficiado (unidade): 1.064		S	3-ODC	1	41	6	1002	44.200.000
5119	00UC	**0015**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Pará**								717.700.000
			Profissional beneficiado (unidade): 17.313		S	3-ODC	1	41	6	1002	717.700.000
5119	00UC	**0016**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Amapá**								56.100.000
			Profissional beneficiado (unidade): 1.352		S	3-ODC	1	41	6	1002	56.100.000
5119	00UC	**0017**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Tocantins**								142.100.000
			Profissional beneficiado (unidade): 3.427		S	3-ODC	1	41	6	1002	142.100.000
5119	00UC	**0021**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Maranhão**								690.500.000
			Profissional beneficiado (unidade): 16.655		S	3-ODC	1	41	6	1002	690.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119 00UC **0022**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Piauí**								286.900.000
	Profissional beneficiado (unidade): 6.920		S	3-ODC	1	41	6	1001	286.900.000
5119 00UC **0023**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Ceará**								634.600.000
	Profissional beneficiado (unidade): 15.308		S	3-ODC	1	41	6	1001	634.600.000
5119 00UC **0024**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Rio Grande do Norte**								250.000.000
	Profissional beneficiado (unidade): 6.030		S	3-ODC	1	41	6	1001	250.000.000
5119 00UC **0025**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado da Paraíba**								343.300.000
	Profissional beneficiado (unidade): 8.279		S	3-ODC	1	41	6	1002	343.300.000
5119 00UC **0026**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Pernambuco**								671.700.000
	Profissional beneficiado (unidade): 16.201		S	3-ODC	1	41	6	1002	671.700.000
5119 00UC **0027**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Alagoas**								217.200.000
	Profissional beneficiado (unidade): 5.238		S	3-ODC	1	41	6	1002	217.200.000
5119 00UC **0028**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Sergipe**								158.700.000
	Profissional beneficiado (unidade): 3.826		S	3-ODC	1	41	6	1001	158.700.000
5119 00UC **0029**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado da Bahia**								1.069.000.000
	Profissional beneficiado (unidade): 25.785		S	3-ODC	1	41	6	1002	1.069.000.000
5119 00UC **0031**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Minas Gerais**								1.309.500.000
	Profissional beneficiado (unidade): 31.585		S	3-ODC	1	41	6	1002	1.309.500.000
5119 00UC **0032**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Espírito Santo**								209.400.000
	Profissional beneficiado (unidade): 5.049		S	3-ODC	1	41	6	1001	209.400.000
5119 00UC **0033**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Rio de Janeiro**								708.200.000
	Profissional beneficiado (unidade): 17.081		S	3-ODC	1	41	6	1001	708.200.000
5119 00UC **0035**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de São Paulo**								1.425.500.000
	Profissional beneficiado (unidade): 34.383		S	3-ODC	1	41	6	1002	1.425.500.000
5119 00UC **0041**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Paraná**								523.700.000
	Profissional beneficiado (unidade): 12.631		S	3-ODC	1	41	6	1001	523.700.000
5119 00UC **0042**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Santa Catarina**								404.000.000
	Profissional beneficiado (unidade): 9.743		S	3-ODC	1	41	6	1001	404.000.000
5119 00UC **0043**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado do Rio Grande do Sul**								427.700.000
	Profissional beneficiado (unidade): 10.317		S	3-ODC	1	41	6	1001	427.700.000
5119 00UC **0051**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Mato Grosso**								219.400.000
	Profissional beneficiado (unidade): 5.291		S	3-ODC	1	41	6	1001	219.400.000
5119 00UC **0052**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Goiás**								361.700.000
	Profissional beneficiado (unidade): 8.724		S	3-ODC	1	41	6	1001	361.700.000
5119 00UC **0053**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Distrito Federal**								49.700.000
	Profissional beneficiado (unidade): 1.197		S	3-ODC	1	31	6	1001	49.700.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5119 00UC **0054**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes Comunitários de Saúde - **No Estado de Mato Grosso do Sul**								181.400.000
	Profissional beneficiado (unidade): 4.373		S	3-ODC	1	41	6	1001	181.400.000
5120	**Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde**								**1.232.615.324**
	Atividade								**1.232.615.324**
5120 **20K3**	**Avaliação e Incorporação de Tecnologias de Saúde no Âmbito do SUS**	10 303							**8.368.115**
5120 20K3 **0001**	Avaliação e Incorporação de Tecnologias de Saúde no Âmbito do SUS - **Nacional**								8.368.115
	Processo analisado (%): 100		S	3-ODC	2	90	6	1002	7.993.115
			S	4-INV	2	90	6	1002	375.000
5120 **20K7**	**Apoio ao Desenvolvimento e Modernização de Estruturas Produtivas e Tecnológicas para fortalecimento do Complexo Econômico-Industrial da Saúde**	10 572							**628.010.397**
5120 20K7 **0001**	Apoio ao Desenvolvimento e Modernização de Estruturas Produtivas e Tecnológicas para fortalecimento do Complexo Econômico-Industrial da Saúde - **Nacional**								628.010.397
	Projeto apoiado (unidade): 9		S	3-ODC	2	90	6	1002	74.139.033
			S	4-INV	3	90	6	1001	542.018.615
			S	4-INV	3	90	6	1002	11.852.749
5120 **20QF**	**Pesquisas, Ensino e Inovações Tecnológicas em Saúde, Primatologia, Meio Ambiente e Medicina Tropical**	10 571							**83.411.540**
5120 20QF **0001**	Pesquisas, Ensino e Inovações Tecnológicas em Saúde, Primatologia, Meio Ambiente e Medicina Tropical - **Nacional**								83.411.540
	Pesquisa/estudo realizada(o) (unidade): 315		S	3-ODC	2	90	6	1002	76.854.374
			S	3-ODC	2	91	6	1002	70.000
			S	4-INV	2	90	6	1002	6.487.166
5120 **21BF**	**Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde**	10 571							**166.290.166**
5120 21BF **0001**	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde - **Nacional**								153.290.166
	Pesquisa apoiada (unidade): 195		S	3-ODC	2	90	6	1002	75.439.976
			S	3-ODC	6	99	6	1001	8.926.004
			S	4-INV	2	90	6	1002	65.424.186
			S	4-INV	6	99	6	1001	3.500.000
5120 21BF **0033**	Pesquisa, Desenvolvimento Tecnológico e Inovação em Saúde - **No Estado do Rio de Janeiro**								13.000.000
	Pesquisa apoiada (unidade): 1		S	3-ODC	6	90	6	1001	13.000.000
5120 **21ED**	**Fortalecimento do Programa Nacional de Genômica e Saúde Pública de Precisão - Genomas Brasil**	10 571							**185.347.580**
5120 21ED **0001**	Fortalecimento do Programa Nacional de Genômica e Saúde Pública de Precisão - Genomas Brasil - **Nacional**								185.347.580
	Programa apoiado (unidade): 1		S	3-ODC	2	90	6	1002	141.652.554
			S	4-INV	2	90	6	1002	43.695.026
5120 **8636**	**Fortalecimento da Inovação em produtos, serviços tecnológicos e conectividade no Complexo Econômico-Industrial da Saúde**	10 303							**157.545.445**
5120 8636 **0001**	Fortalecimento da Inovação em produtos, serviços tecnológicos e conectividade no Complexo Econômico-Industrial da Saúde - **Nacional**								157.545.445
	Projeto/iniciativa apoiado(a) (unidade): 11		S	3-ODC	2	90	6	1002	31.351.191
			S	4-INV	2	90	6	1002	126.194.254
5120 **8648**	**Desenvolvimento e Fortalecimento da Economia da Saúde**	10 121							**3.642.081**
5120 8648 **0001**	Desenvolvimento e Fortalecimento da Economia da Saúde - **Nacional**								3.642.081
	Tecnologia disseminada (unidade): 10		S	3-ODC	2	90	6	1002	3.642.081
5121	**Gestão, Trabalho, Educação e Transformação Digital na Saúde**								**17.819.916.953**
	Atividade								**8.817.229.406**
5121 **2016**	**Funcionamento do Conselho Nacional de Saúde**	10 122							**28.728.877**
5121 2016 **0001**	Funcionamento do Conselho Nacional de Saúde - **Nacional**								28.728.877
	Conselho mantido (unidade): 1		S	3-ODC	2	80	6	1002	21.314.973
			S	3-ODC	2	90	6	1002	7.413.904
5121 **20QG**	**Atuação Internacional do Ministério da Saúde**	10 122							**3.809.520**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5121 20QG **0002**	Atuação Internacional do Ministério da Saúde - **Exterior**								3.809.520
	Iniciativa realizada (unidade): 20		S	3-ODC	2	80	6	1001	2.409.520
			S	3-ODC	2	90	6	1001	700.000
			S	3-ODC	2	90	6	1002	700.000
5121 **20YD**	**Educação e Trabalho na Saúde**	10 128							**3.357.673.841**
5121 20YD **0001**	Educação e Trabalho na Saúde - **Nacional**								3.356.173.841
	Pessoa qualificada (unidade): 139.608		S	3-ODC	2	31	6	1001	6.950.535
			S	3-ODC	2	80	6	1001	5.560.428
			S	3-ODC	2	80	6	1002	29.058.407
			S	3-ODC	2	90	6	1001	3.131.997.250
			S	3-ODC	2	90	6	1002	181.307.221
			S	3-ODC	6	50	6	1001	300.000
			S	3-ODC	6	99	6	1001	1.000.000
5121 20YD **0033**	Educação e Trabalho na Saúde - **No Estado do Rio de Janeiro**								1.200.000
	Pessoa qualificada (unidade): 70		S	3-ODC	6	50	6	1001	1.200.000
5121 20YD **0042**	Educação e Trabalho na Saúde - **No Estado de Santa Catarina**								300.000
	Pessoa qualificada (unidade): 20		S	3-ODC	6	50	6	1001	300.000
5121 **20YN**	**Sistemas de Tecnologia de Informação e Comunicação para a Saúde (e-Saude)**	10 126							**445.998.633**
5121 20YN **0001**	Sistemas de Tecnologia de Informação e Comunicação para a Saúde (e-Saude) - **Nacional**								445.998.633
	Sistema mantido (unidade): 2		S	3-ODC	2	90	6	1001	118.029.293
			S	3-ODC	2	90	6	1002	255.888.859
			S	3-ODC	3	90	6	1001	34.505.554
			S	4-INV	2	90	6	1001	37.282.127
			S	4-INV	2	90	6	1002	292.800
5121 **20YQ**	**Apoio Institucional para Aprimoramento do SUS**	10 122							**553.217.501**
5121 20YQ **0001**	Apoio Institucional para Aprimoramento do SUS - **Nacional**								553.217.501
	Instituição apoiada (unidade): 1		S	3-ODC	2	80	6	1001	49.580.478
			S	3-ODC	2	80	6	1002	8.340.642
			S	3-ODC	2	90	6	1001	338.214.307
			S	3-ODC	2	90	6	1002	157.082.074
5121 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	10 571							**94.517.865**
5121 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								94.517.865
	Projeto apoiado (unidade): 1		S	3-ODC	2	50	6	1001	50.961.183
			S	3-ODC	2	50	6	1002	43.556.682
5121 **218U**	**Apoio ao Custeio de Despesas Institucionais de Entidades Representativas dos Entes Estaduais e Municipais no Âmbito da Saúde - Conass e Conasems**	10 122							**18.534.759**
5121 218U **0001**	Apoio ao Custeio de Despesas Institucionais de Entidades Representativas dos Entes Estaduais e Municipais no Âmbito da Saúde - Conass e Conasems - **Nacional**								18.534.759
	Entidade apoiada (unidade): 2		S	3-ODC	2	50	6	1001	18.534.759
5121 **21CF**	**Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS**	10 573							**134.303.398**
5121 21CF **0001**	Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS - **Nacional**								118.701.598
	Atendimento realizado (unidade): 3.670.534		S	3-ODC	2	90	6	1002	83.406.412
			S	3-ODC	6	99	6	1001	11.200.000
			S	4-INV	3	90	6	1001	24.095.186
5121 21CF **0011**	Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS - **No Estado de Rondônia**								300.000
	Atendimento realizado (unidade): 10		S	3-ODC	6	99	6	1001	300.000
5121 21CF **0016**	Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS - **No Estado do Amapá**								15.101.800
	Atendimento realizado (unidade): 100		S	3-ODC	6	50	6	1001	15.101.800

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5121	21CF	**0033**	Implantação, Desenvolvimento e Manutenção de Saúde Digital, Telessaúde e Inovação no SUS - **No Estado do Rio de Janeiro**								200.000
			Atendimento realizado (unidade): 1		S	3-ODC	6	99	6	1001	200.000
5121	**21DX**		**Manutenção de Contratos de Gestão com a Agência Brasileira de Apoio à Gestão do SUS (AGSUS)**	10 122							**3.468.614.056**
5121	21DX	**0001**	Manutenção de Contratos de Gestão com a Agência Brasileira de Apoio à Gestão do SUS (AGSUS) - **Nacional**								3.468.614.056
			Contrato de gestão mantido (unidade): 2		S	3-ODC	2	50	6	1001	1.377.132.512
					S	3-ODC	2	50	6	1002	1.505.783.194
					S	4-INV	3	50	6	1001	585.698.350
5121	**21EC**		**Gestão de Programas e Projetos de Cooperação Técnica**	10 121							**24.116.067**
5121	21EC	**0001**	Gestão de Programas e Projetos de Cooperação Técnica - **Nacional**								24.116.067
			Projeto acompanhado (unidade): 3		S	3-ODC	2	80	6	1002	2.780.214
					S	3-ODC	2	90	6	1001	285.000
					S	3-ODC	2	90	6	1002	21.050.853
5121	**21GM**		**Transformação Digital no SUS**	10 126							**555.379.635**
5121	21GM	**0001**	Transformação Digital no SUS - **Nacional**								555.379.635
			Ente federativo apoiado (unidade): 121		S	3-ODC	2	31	6	1002	177.543.112
					S	3-ODC	2	41	6	1002	44.385.778
					S	3-ODC	2	90	6	1002	121.165.520
					S	3-ODC	6	99	6	1001	3.000.000
					S	4-INV	2	31	6	1002	41.857.045
					S	4-INV	2	41	6	1002	167.428.180
5121	**2B52**		**Desenvolvimento Institucional da Gestão Orçamentária, Financeira e Contábil do Fundo Nacional de Saúde e dos Fundos Estaduais e Municipais de Saúde**	10 121							**31.545.720**
5121	2B52	**0001**	Desenvolvimento Institucional da Gestão Orçamentária, Financeira e Contábil do Fundo Nacional de Saúde e dos Fundos Estaduais e Municipais de Saúde - **Nacional**								31.545.720
			Fundo de saúde aperfeiçoado (unidade): 5.598		S	3-ODC	2	80	6	1002	500.000
					S	3-ODC	2	90	6	1002	31.045.720
5121	**6182**		**Funcionamento e Fortalecimento do Sistema de Ouvidorias do SUS**	10 422							**25.577.967**
5121	6182	**0001**	Funcionamento e Fortalecimento do Sistema de Ouvidorias do SUS - **Nacional**								25.577.967
			Cidadão atendido (unidade): 10.003.000		S	3-ODC	2	90	6	1002	25.577.967
5121	**8287**		**Aprimoramento da Articulação e Cooperação Interfederativa e Participativa em Saúde**	10 122							**37.069.518**
5121	8287	**0001**	Aprimoramento da Articulação e Cooperação Interfederativa e Participativa em Saúde - **Nacional**								37.069.518
			Plano implementado (unidade): 5.176		S	3-ODC	2	80	6	1002	19.461.497
					S	3-ODC	2	90	6	1002	17.608.021
5121	**8708**		**Fortalecimento da Auditoria do Sistema Único de Saúde**	10 125							**12.120.857**
5121	8708	**0001**	Fortalecimento da Auditoria do Sistema Único de Saúde - **Nacional**								12.120.857
			Ação de auditoria realizada (unidade): 640		S	3-ODC	2	80	6	1002	2.247.348
					S	3-ODC	2	90	6	1002	9.373.509
					S	4-INV	2	90	6	1002	500.000
5121	**8715**		**Preservação, Organização, Disseminação e Acesso ao Conhecimento e ao Patrimônio Cultural da Saúde**	10 126							**15.827.074**
5121	8715	**0001**	Preservação, Organização, Disseminação e Acesso ao Conhecimento e ao Patrimônio Cultural da Saúde - **Nacional**								15.827.074
			Serviço preservado (unidade): 1		S	3-ODC	2	80	6	1002	990.000
					S	3-ODC	2	90	6	1002	14.837.074
5121	**8753**		**Monitoramento, Avaliação e Gestão da Informação Estratégica em Saúde**	10 126							**10.194.118**
5121	8753	**0001**	Monitoramento, Avaliação e Gestão da Informação Estratégica em Saúde - **Nacional**								10.194.118
			Monitoramento/avaliação realizada (unidade): 1		S	3-ODC	2	90	6	1002	10.194.118
			Projeto								**16.681.283**
5121	**5516**		**Conferências Nacionais de Saúde**	10 573							**16.681.283**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5121 5516 **0001**	Conferências Nacionais de Saúde - **Nacional**								16.681.283
	Conferência realizada (unidade): 1		S	3-ODC	2	90	6	1002	16.681.283
	Operação Especial								**8.986.006.264**
5121 **00UW**	**Assistência Financeira Complementar aos Estados, ao Distrito Federal e aos Municípios para o Pagamento do Piso Salarial dos Profissionais da Enfermagem**	10 122							**8.722.926.888**
5121 00UW **0001**	Assistência Financeira Complementar aos Estados, ao Distrito Federal e aos Municípios para o Pagamento do Piso Salarial dos Profissionais da Enfermagem - **Nacional**								8.722.926.888
	Profissional beneficiado (unidade): 3.975.986		S	3-ODC	1	31	6	1002	6.290.463.444
			S	3-ODC	1	41	6	1002	2.432.463.444
5121 **00XW**	**Reestruturação dos Serviços em Saúde para os Municípios atingidos pelo Rompimento da Barragem de Fundão - Fundo Rio Doce**	10 122							**263.079.376**
5121 00XW **0001**	Reestruturação dos Serviços em Saúde para os Municípios atingidos pelo Rompimento da Barragem de Fundão - Fundo Rio Doce - **Nacional**								263.079.376
	Unidade reestruturada (unidade): 130		S	3-ODC	2	41	0	1132	210.463.501
			S	4-INV	2	41	0	1132	52.615.875
5122	**Saúde Indígena**								**1.509.642.031**
	Atividade								**1.509.642.031**
5122 **20YP**	**Promoção, Proteção e Recuperação da Saúde Indígena**	10 423							**1.379.543.074**
5122 20YP **0001**	Promoção, Proteção e Recuperação da Saúde Indígena - **Nacional**								1.357.281.520
	População indígena beneficiada (unidade): 1.622.320		S	3-ODC	2	80	6	1002	17.051.424
			S	3-ODC	2	90	6	1001	959.730.275
			S	3-ODC	2	90	6	1002	272.842.614
			S	3-ODC	2	91	6	1001	126.813
			S	3-ODC	2	91	6	1002	917
			S	3-ODC	6	90	6	1001	1.126.004
			S	4-INV	2	90	6	1000	10.000.000
			S	4-INV	2	90	6	1001	48.190.371
			S	4-INV	2	90	6	1002	4.500.000
			S	4-INV	3	90	6	1002	42.713.102
			S	4-INV	6	99	6	1001	1.000.000
5122 20YP **0013**	Promoção, Proteção e Recuperação da Saúde Indígena - **No Estado do Amazonas**								500.000
	População indígena beneficiada (unidade): 1		S	4-INV	6	99	6	1001	500.000
5122 20YP **0014**	Promoção, Proteção e Recuperação da Saúde Indígena - **No Estado de Roraima**								826.004
	População indígena beneficiada (unidade): 60.000		S	4-INV	6	99	6	1001	826.004
5122 20YP **0015**	Promoção, Proteção e Recuperação da Saúde Indígena - **No Estado do Pará**								300.000
	População indígena beneficiada (unidade): 1		S	4-INV	6	90	6	1001	300.000
5122 20YP **0016**	Promoção, Proteção e Recuperação da Saúde Indígena - **No Estado do Amapá**								14.135.550
	População indígena beneficiada (unidade): 10		S	3-ODC	6	90	6	1001	9.069.050
			S	4-INV	6	90	6	1001	5.066.500
5122 20YP **0031**	Promoção, Proteção e Recuperação da Saúde Indígena - **No Estado de Minas Gerais**								4.000.000
	População indígena beneficiada (unidade): 10		S	3-ODC	6	99	6	1001	1.000.000
			S	4-INV	6	99	6	1001	3.000.000
5122 20YP **0035**	Promoção, Proteção e Recuperação da Saúde Indígena - **No Estado de São Paulo**								2.500.000
	População indígena beneficiada (unidade): 10		S	3-ODC	6	99	6	1001	2.500.000
5122 **21CJ**	**Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos**	10 511							**130.098.957**
5122 21CJ **0001**	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos - **Nacional**								125.398.957
	Aldeia beneficiada (unidade): 14.038		S	3-ODC	2	90	6	1001	3.893.252
			S	3-ODC	2	90	6	1002	42.443.645
			S	4-INV	2	90	6	1001	28.728.876
			S	4-INV	3	90	6	1002	50.333.184

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5122	21CJ	**0015**	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos - **No Estado do Pará**								2.000.000
			Aldeia beneficiada (unidade): 10		S	4-INV	6	90	6	1001	2.000.000
5122	21CJ	**0017**	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos - **No Estado do Tocantins**								300.000
			Aldeia beneficiada (unidade): 100		S	4-INV	6	99	6	1001	300.000
5122	21CJ	**0035**	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos - **No Estado de São Paulo**								2.000.000
			Aldeia beneficiada (unidade): 10		S	3-ODC	6	99	6	1001	2.000.000
5122	21CJ	**0043**	Saneamento Básico em Aldeias Indígenas para Prevenção de Doenças e Agravos - **No Estado do Rio Grande do Sul**								400.000
			Aldeia beneficiada (unidade): 10		S	4-INV	6	90	6	1001	400.000
5123			**Vigilância em Saúde e Ambiente**								**13.861.670.115**
			Atividade								**10.958.670.115**
5123	**20AB**		**Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária**	10 304							**273.000.000**
5123	20AB	**0011**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Rondônia**								2.865.280
			Ente federativo apoiado (unidade): 53		S	3-ODC	1	31	6	1002	1.430.000
					S	3-ODC	1	41	6	1002	1.435.280
5123	20AB	**0012**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Acre**								1.874.712
			Ente federativo apoiado (unidade): 23		S	3-ODC	1	31	6	1002	1.190.000
					S	3-ODC	1	41	6	1002	684.712
5123	20AB	**0013**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Amazonas**								5.253.320
			Ente federativo apoiado (unidade): 63		S	3-ODC	1	31	6	1002	2.273.048
					S	3-ODC	1	41	6	1002	2.980.272
5123	20AB	**0014**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Roraima**								1.738.536
			Ente federativo apoiado (unidade): 16		S	3-ODC	1	31	6	1002	1.190.000
					S	3-ODC	1	41	6	1002	548.536
5123	20AB	**0015**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Pará**								9.797.572
			Ente federativo apoiado (unidade): 145		S	3-ODC	1	31	6	1002	3.891.944
					S	3-ODC	1	41	6	1002	5.905.628
5123	20AB	**0016**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Amapá**								1.952.988
			Ente federativo apoiado (unidade): 17		S	3-ODC	1	31	6	1002	1.310.000
					S	3-ODC	1	41	6	1002	642.988
5123	20AB	**0017**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Tocantins**								3.481.176
			Ente federativo apoiado (unidade): 140		S	3-ODC	1	31	6	1002	1.310.000
					S	3-ODC	1	41	6	1001	2.171.176
5123	20AB	**0021**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Maranhão**								9.169.536
			Ente federativo apoiado (unidade): 218		S	3-ODC	1	31	6	1001	3.229.460
					S	3-ODC	1	41	6	1001	5.940.076
5123	20AB	**0022**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Piauí**								5.929.108
			Ente federativo apoiado (unidade): 225		S	3-ODC	1	31	6	1002	1.794.164
					S	3-ODC	1	41	6	1002	4.134.944
5123	20AB	**0023**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Ceará**								11.128.824
			Ente federativo apoiado (unidade): 185		S	3-ODC	1	31	6	1002	4.110.776
					S	3-ODC	1	41	6	1002	7.018.048
5123	20AB	**0024**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Rio Grande do Norte**								5.351.074
			Ente federativo apoiado (unidade): 168		S	3-ODC	1	31	6	1002	1.898.132
					S	3-ODC	1	41	6	1002	3.452.942

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5123 20AB **0025**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado da Paraíba**								7.376.964
	Ente federativo apoiado (unidade): 224		S	3-ODC	1	31	6	1002	2.460.596
			S	3-ODC	1	41	6	1002	4.916.368
5123 20AB **0026**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Pernambuco**								11.032.820
	Ente federativo apoiado (unidade): 186		S	3-ODC	1	31	6	1002	4.247.168
			S	3-ODC	1	41	6	1002	6.785.652
5123 20AB **0027**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Alagoas**								4.467.152
	Ente federativo apoiado (unidade): 103		S	3-ODC	1	31	6	1001	1.824.656
			S	3-ODC	1	41	6	1001	2.642.496
5123 20AB **0028**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Sergipe**								3.427.664
	Ente federativo apoiado (unidade): 76		S	3-ODC	1	31	6	1001	1.403.588
			S	3-ODC	1	41	6	1001	2.024.076
5123 20AB **0029**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado da Bahia**								17.520.276
	Ente federativo apoiado (unidade): 418		S	3-ODC	1	31	6	1001	6.311.084
			S	3-ODC	1	41	6	1001	11.209.192
5123 20AB **0031**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Minas Gerais**								30.607.440
	Ente federativo apoiado (unidade): 854		S	3-ODC	1	31	6	1001	8.550.260
			S	3-ODC	1	41	6	1001	22.057.180
5123 20AB **0032**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Espírito Santo**								5.107.816
	Ente federativo apoiado (unidade): 79		S	3-ODC	1	31	6	1001	2.202.608
			S	3-ODC	1	41	6	1001	2.905.208
5123 20AB **0033**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Rio de Janeiro**								18.821.160
	Ente federativo apoiado (unidade): 93		S	3-ODC	1	31	6	1001	7.101.692
			S	3-ODC	1	41	6	1001	11.719.468
5123 20AB **0035**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de São Paulo**								50.568.564
	Ente federativo apoiado (unidade): 646		S	3-ODC	1	31	6	1001	16.389.896
			S	3-ODC	1	41	6	1001	34.178.668
5123 20AB **0041**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Paraná**								15.377.622
	Ente federativo apoiado (unidade): 400		S	3-ODC	1	31	6	1001	4.847.984
			S	3-ODC	1	41	6	1001	10.529.638
5123 20AB **0042**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Santa Catarina**								10.614.948
	Ente federativo apoiado (unidade): 296		S	3-ODC	1	31	6	1001	3.338.336
			S	3-ODC	1	41	6	1001	7.276.612
5123 20AB **0043**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado do Rio Grande do Sul**								16.100.208
	Ente federativo apoiado (unidade): 498		S	3-ODC	1	31	6	1001	4.644.560
			S	3-ODC	1	41	6	1001	11.455.648
5123 20AB **0051**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Mato Grosso**								5.549.900
	Ente federativo apoiado (unidade): 142		S	3-ODC	1	31	6	1001	2.156.684
			S	3-ODC	1	41	6	1001	3.393.216
5123 20AB **0052**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Goiás**								10.412.156
	Ente federativo apoiado (unidade): 247		S	3-ODC	1	31	6	1001	3.427.472
			S	3-ODC	1	41	6	1001	6.984.684

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5123	20AB	**0053**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Distrito Federal**								3.615.712
			Ente federativo apoiado (unidade): 1		S	3-ODC	1	31	6	1001	3.615.712
5123	20AB	**0054**	Incentivo Financeiro aos Estados, Distrito Federal e Municípios para Execução de Ações de Vigilância Sanitária - **No Estado de Mato Grosso do Sul**								3.857.472
			Ente federativo apoiado (unidade): 80		S	3-ODC	1	31	6	1001	1.685.348
					S	3-ODC	1	41	6	1001	2.172.124
5123	**20AL**		**Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde**	10 305							**2.088.500.000**
5123	20AL	**0001**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **Nacional**								389.985.000
			Ente federativo apoiado (unidade): 5.597		S	3-ODC	1	31	6	1001	80.600.000
					S	3-ODC	1	31	6	1002	22.470.000
					S	3-ODC	1	41	6	1002	71.915.000
					S	3-ODC	1	80	6	1002	60.000.000
					S	3-ODC	1	90	6	1001	155.000.000
5123	20AL	**0011**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Rondônia**								23.501.000
			Ente federativo apoiado (unidade): 53		S	3-ODC	1	31	6	1001	6.414.000
					S	3-ODC	1	41	6	1001	15.900.000
					S	3-ODC	1	41	6	1002	1.187.000
5123	20AL	**0012**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Acre**								12.530.000
			Ente federativo apoiado (unidade): 23		S	3-ODC	1	31	6	1001	3.353.000
					S	3-ODC	1	41	6	1001	9.177.000
5123	20AL	**0013**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Amazonas**								68.427.000
			Ente federativo apoiado (unidade): 63		S	3-ODC	1	31	6	1002	16.468.000
					S	3-ODC	1	41	6	1002	51.959.000
5123	20AL	**0014**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Roraima**								10.832.000
			Ente federativo apoiado (unidade): 16		S	3-ODC	1	31	6	1002	3.203.000
					S	3-ODC	1	41	6	1002	7.629.000
5123	20AL	**0015**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Pará**								109.982.000
			Ente federativo apoiado (unidade): 145		S	3-ODC	1	31	6	1002	27.385.000
					S	3-ODC	1	41	6	1002	82.597.000
5123	20AL	**0016**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Amapá**								12.391.000
			Ente federativo apoiado (unidade): 17		S	3-ODC	1	31	6	1002	2.947.000
					S	3-ODC	1	41	6	1002	9.444.000
5123	20AL	**0017**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Tocantins**								20.091.000
			Ente federativo apoiado (unidade): 140		S	3-ODC	1	31	6	1002	7.471.000
					S	3-ODC	1	41	6	1002	12.620.000
5123	20AL	**0021**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Maranhão**								84.679.000
			Ente federativo apoiado (unidade): 218		S	3-ODC	1	31	6	1002	24.665.000
					S	3-ODC	1	41	6	1002	60.014.000
5123	20AL	**0022**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Piauí**								25.610.000
			Ente federativo apoiado (unidade): 225		S	3-ODC	1	31	6	1002	8.623.000
					S	3-ODC	1	41	6	1002	16.987.000
5123	20AL	**0023**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Ceará**								76.906.000
			Ente federativo apoiado (unidade): 185		S	3-ODC	1	31	6	1002	19.986.000
					S	3-ODC	1	41	6	1002	56.920.000
5123	20AL	**0024**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Rio Grande do Norte**								28.971.000
			Ente federativo apoiado (unidade): 168		S	3-ODC	1	31	6	1002	8.410.000
					S	3-ODC	1	41	6	1002	20.561.000

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5123	20AL	**0025**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado da Paraíba** Ente federativo apoiado (unidade): 224								33.582.000
					S	3-ODC	1	31	6	1002	12.376.000
					S	3-ODC	1	41	6	1002	21.206.000
5123	20AL	**0026**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Pernambuco** Ente federativo apoiado (unidade): 186								83.668.000
					S	3-ODC	1	31	6	1002	27.930.000
					S	3-ODC	1	41	6	1002	55.738.000
5123	20AL	**0027**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Alagoas** Ente federativo apoiado (unidade): 103								29.482.000
					S	3-ODC	1	31	6	1001	10.256.000
					S	3-ODC	1	41	6	1001	19.226.000
5123	20AL	**0028**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Sergipe** Ente federativo apoiado (unidade): 76								20.068.000
					S	3-ODC	1	31	6	1001	7.807.000
					S	3-ODC	1	41	6	1001	12.261.000
5123	20AL	**0029**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado da Bahia** Ente federativo apoiado (unidade): 418								123.984.000
					S	3-ODC	1	31	6	1001	38.100.000
					S	3-ODC	1	41	6	1001	85.884.000
5123	20AL	**0031**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Minas Gerais** Ente federativo apoiado (unidade): 854								168.463.000
					S	3-ODC	1	31	6	1001	50.200.000
					S	3-ODC	1	41	6	1001	118.263.000
5123	20AL	**0032**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Espírito Santo** Ente federativo apoiado (unidade): 79								34.601.000
					S	3-ODC	1	31	6	1001	11.069.000
					S	3-ODC	1	41	6	1001	23.532.000
5123	20AL	**0033**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Rio de Janeiro** Ente federativo apoiado (unidade): 93								152.707.000
					S	3-ODC	1	31	6	1001	42.935.000
					S	3-ODC	1	41	6	1001	109.772.000
5123	20AL	**0035**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de São Paulo** Ente federativo apoiado (unidade): 646								261.782.000
					S	3-ODC	1	31	6	1001	60.695.000
					S	3-ODC	1	41	6	1001	201.087.000
5123	20AL	**0041**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Paraná** Ente federativo apoiado (unidade): 400								66.937.000
					S	3-ODC	1	31	6	1001	17.025.000
					S	3-ODC	1	41	6	1001	49.912.000
5123	20AL	**0042**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Santa Catarina** Ente federativo apoiado (unidade): 296								45.131.000
					S	3-ODC	1	31	6	1001	11.313.000
					S	3-ODC	1	41	6	1001	33.818.000
5123	20AL	**0043**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado do Rio Grande do Sul** Ente federativo apoiado (unidade): 498								68.543.000
					S	3-ODC	1	31	6	1001	16.632.000
					S	3-ODC	1	41	6	1001	51.911.000
5123	20AL	**0051**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Mato Grosso** Ente federativo apoiado (unidade): 142								37.140.000
					S	3-ODC	1	31	6	1001	12.094.000
					S	3-ODC	1	41	6	1001	25.046.000
5123	20AL	**0052**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Goiás** Ente federativo apoiado (unidade): 247								57.763.000
					S	3-ODC	1	31	6	1001	12.035.000
					S	3-ODC	1	41	6	1001	45.728.000
5123	20AL	**0053**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Distrito Federal** Ente federativo apoiado (unidade): 1								17.311.000
					S	3-ODC	1	31	6	1001	17.311.000
5123	20AL	**0054**	Apoio aos Estados, Distrito Federal e Municípios para a Vigilância em Saúde - **No Estado de Mato Grosso do Sul** Ente federativo apoiado (unidade): 80								23.433.000
					S	3-ODC	1	31	6	1001	8.433.000
					S	3-ODC	1	41	6	1001	15.000.000
5123	**20YE**		**Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças**	10 305							**8.262.230.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5123 20YE **0001**	Aquisição e Distribuição de Imunobiológicos e Insumos para Prevenção e Controle de Doenças - **Nacional** População coberta (unidade): 212.583.750								8.262.230.000
			S	3-ODC	1	80	6	1001	200.000.000
			S	3-ODC	1	90	6	1002	8.062.230.000
5123 **20YJ**	**Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente**	10 305							**334.940.115**
5123 20YJ **0001**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **Nacional** População coberta (unidade): 212.583.750								283.731.987
			S	3-ODC	2	41	6	1002	9.452.728
			S	3-ODC	2	80	6	1001	57.921.120
			S	3-ODC	2	80	6	1002	77.104.594
			S	3-ODC	2	90	6	1001	35.216.041
			S	3-ODC	2	90	6	1002	73.199.141
			S	3-ODC	6	90	6	1001	302.000
			S	3-ODC	6	99	6	1001	8.180.000
			S	4-INV	2	41	6	1001	20.202.887
			S	4-INV	2	90	6	1001	1.853.476
			S	4-INV	6	99	6	1001	300.000
5123 20YJ **0011**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado de Rondônia** População coberta (unidade): 10								1.500.000
			S	4-INV	6	99	6	1001	1.500.000
5123 20YJ **0012**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado do Acre** População coberta (unidade): 4								13.838.000
			S	3-ODC	6	50	6	1001	9.888.000
			S	3-ODC	6	99	6	1001	200.000
			S	4-INV	6	99	6	1001	3.750.000
5123 20YJ **0014**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado de Roraima** População coberta (unidade): 500								2.200.000
			S	3-ODC	6	99	6	1001	2.200.000
5123 20YJ **0016**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado do Amapá** População coberta (unidade): 806.000								20.000.000
			S	3-ODC	7	31	6	1001	20.000.000
5123 20YJ **0022**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado do Piauí** População coberta (unidade): 1								407.000
			S	4-INV	6	31	6	1001	407.000
5123 20YJ **0025**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado da Paraíba** População coberta (unidade): 1								646.625
			S	4-INV	6	99	6	1001	646.625
5123 20YJ **0031**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado de Minas Gerais** População coberta (unidade): 42								720.000
			S	3-ODC	6	41	6	1001	400.000
			S	4-INV	6	99	6	1001	320.000
5123 20YJ **0033**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado do Rio de Janeiro** População coberta (unidade): 12								4.056.000
			S	3-ODC	6	50	6	1001	800.000
			S	3-ODC	6	99	6	1001	3.256.000
5123 20YJ **0035**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado de São Paulo** População coberta (unidade): 3								250.001
			S	3-ODC	6	99	6	1001	250.000
			S	4-INV	6	99	6	1001	1
5123 20YJ **0043**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado do Rio Grande do Sul** População coberta (unidade): 100								2.626.002
			S	3-ODC	6	41	6	1001	1.313.001
			S	4-INV	6	41	6	1001	1.313.001
5123 20YJ **0052**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Estado de Goiás** População coberta (unidade): 6								1.638.500
			S	4-INV	6	41	6	1001	1.638.500
5123 20YJ **0053**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Distrito Federal** População coberta (unidade): 1								2.726.000
			S	3-ODC	6	99	6	1001	346.896
			S	4-INV	6	99	6	1001	2.379.104
5123 20YJ **1430**	Fortalecimento do Sistema Nacional de Vigilância em Saúde e Ambiente - **No Município de Itabaiana - PB** População coberta (unidade): 1								600.000
			S	4-INV	6	41	6	1001	600.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Operação Especial								**2.903.000.000**
5123 **00UB**	**Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias**	10 305							**2.903.000.000**
5123 00UB **0001**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **Nacional**								28.110.320
	Profissional beneficiado (unidade): 664		S	3-ODC	1	41	6	1001	28.110.320
5123 00UB **0011**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Rondônia**								14.705.860
	Profissional beneficiado (unidade): 347		S	3-ODC	1	41	6	1001	14.705.860
5123 00UB **0012**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Acre**								17.121.520
	Profissional beneficiado (unidade): 404		S	3-ODC	1	41	6	1001	17.121.520
5123 00UB **0013**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Amazonas**								56.789.200
	Profissional beneficiado (unidade): 1.340		S	3-ODC	1	41	6	1001	56.789.200
5123 00UB **0014**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Roraima**								14.112.540
	Profissional beneficiado (unidade): 333		S	3-ODC	1	41	6	1001	14.112.540
5123 00UB **0015**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Pará**								125.105.760
	Profissional beneficiado (unidade): 2.952		S	3-ODC	1	41	6	1001	125.105.760
5123 00UB **0016**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Amapá**								15.256.800
	Profissional beneficiado (unidade): 360		S	3-ODC	1	41	6	1001	15.256.800
5123 00UB **0017**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Tocantins**								29.962.660
	Profissional beneficiado (unidade): 707		S	3-ODC	1	41	6	1001	29.962.660
5123 00UB **0021**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Maranhão**								94.168.360
	Profissional beneficiado (unidade): 2.222		S	3-ODC	1	41	6	1001	94.168.360
5123 00UB **0022**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Piauí**								54.161.640
	Profissional beneficiado (unidade): 1.278		S	3-ODC	1	41	6	1001	54.161.640
5123 00UB **0023**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Ceará**								150.872.800
	Profissional beneficiado (unidade): 3.560		S	3-ODC	1	41	6	1001	150.872.800
5123 00UB **0024**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Rio Grande do Norte**								63.230.960
	Profissional beneficiado (unidade): 1.492		S	3-ODC	1	41	6	1002	63.230.960
5123 00UB **0025**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado da Paraíba**								67.045.160
	Profissional beneficiado (unidade): 1.582		S	3-ODC	1	41	6	1002	67.045.160
5123 00UB **0026**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Pernambuco**								137.438.340
	Profissional beneficiado (unidade): 3.243		S	3-ODC	1	41	6	1002	137.438.340
5123 00UB **0027**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Alagoas**								55.983.980
	Profissional beneficiado (unidade): 1.321		S	3-ODC	1	41	6	1002	55.983.980
5123 00UB **0028**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Sergipe**								32.802.120
	Profissional beneficiado (unidade): 774		S	3-ODC	1	41	6	1002	32.802.120
5123 00UB **0029**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado da Bahia**								244.363.080
	Profissional beneficiado (unidade): 5.766		S	3-ODC	1	41	6	1001	244.363.080

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36901 FUNDO NACIONAL DE SAÚDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5123 00UB **0031**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Minas Gerais**								449.270.380
	Profissional beneficiado (unidade): 10.601		S	3-ODC	1	41	6	1001	449.270.380
5123 00UB **0032**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Espírito Santo**								50.644.100
	Profissional beneficiado (unidade): 1.195		S	3-ODC	1	41	6	1001	50.644.100
5123 00UB **0033**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Rio de Janeiro**								239.404.620
	Profissional beneficiado (unidade): 5.649		S	3-ODC	1	41	6	1001	239.404.620
5123 00UB **0035**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de São Paulo**								399.177.220
	Profissional beneficiado (unidade): 9.419		S	3-ODC	1	41	6	1001	399.177.220
5123 00UB **0041**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Paraná**								152.017.060
	Profissional beneficiado (unidade): 3.587		S	3-ODC	1	41	6	1001	152.017.060
5123 00UB **0042**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Santa Catarina**								47.423.220
	Profissional beneficiado (unidade): 1.119		S	3-ODC	1	41	6	1001	47.423.220
5123 00UB **0043**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado do Rio Grande do Sul**								78.869.180
	Profissional beneficiado (unidade): 1.861		S	3-ODC	1	41	6	1001	78.869.180
5123 00UB **0051**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Mato Grosso**								58.950.580
	Profissional beneficiado (unidade): 1.391		S	3-ODC	1	41	6	1001	58.950.580
5123 00UB **0052**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Goiás**								138.794.500
	Profissional beneficiado (unidade): 3.275		S	3-ODC	1	41	6	1001	138.794.500
5123 00UB **0053**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Distrito Federal**								32.505.460
	Profissional beneficiado (unidade): 767		S	3-ODC	1	31	6	1001	32.505.460
5123 00UB **0054**	Transferência aos Entes Federativos para o Pagamento dos Vencimentos dos Agentes de Combate às Endemias - **No Estado de Mato Grosso do Sul**								54.712.580
	Profissional beneficiado (unidade): 1.291		S	3-ODC	1	41	6	1001	54.712.580
5133	**Segurança Alimentar e Nutricional e Combate à Fome**								**157.545.445**
	Atividade								**157.545.445**
5133 **20QH**	**Alimentação e Nutrição para a Saúde**	10 306							**157.545.445**
5133 20QH **0001**	Alimentação e Nutrição para a Saúde - **Nacional**								157.545.445
	Pessoa atendida (unidade): 5.570		S	3-ODC	2	41	6	1001	146.017.208
			S	3-ODC	2	80	6	1001	5.679.514
			S	3-ODC	2	90	6	1001	5.848.723
Total									**253.409.066.268**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 37000 CONTROLADORIA-GERAL DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.387.557.984	1.428.311.883	1.424.380.170	1.658.786.094	1.658.896.527
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.254.420.601	1.276.924.680	1.276.924.680	1.502.523.031	1.502.508.738
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	589.665	181.728	181.728	2.159.814	2.159.814
4104	TRANSPARÊNCIA, INTEGRIDADE E ENFRENTAMENTO DA CORRUPÇÃO	132.547.718	151.205.475	147.273.762	154.103.249	154.227.975
Funcao						
04	ADMINISTRAÇÃO	1.092.065.146	1.135.608.010	1.131.676.297	1.301.305.742	1.301.416.175
07	RELAÇÕES EXTERIORES	2.372.588	0	0	0	0
09	PREVIDÊNCIA SOCIAL	292.530.585	292.522.145	292.522.145	355.320.538	355.320.538
28	ENCARGOS ESPECIAIS	589.665	181.728	181.728	2.159.814	2.159.814
Subfuncao						
122	ADMINISTRAÇÃO GERAL	798.617.045	824.004.743	824.004.743	965.076.634	965.076.634
124	CONTROLE INTERNO	132.547.718	151.205.475	147.273.762	155.103.249	155.213.682
211	RELAÇÕES DIPLOMÁTICAS	2.372.588	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	292.530.585	292.522.145	292.522.145	355.320.538	355.320.538
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	32.811.871	36.650.883	36.650.883	34.709.954	34.709.954
846	OUTROS ENCARGOS ESPECIAIS	128.678.177	123.928.637	123.928.637	148.575.719	148.575.719
UO						
37101	CONTROLADORIA-GERAL DA UNIÃO - ADMINISTRAÇÃO DIRETA	1.387.557.984	1.428.311.883	1.424.380.170	1.658.786.094	1.658.896.527
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.219.106.360	1.239.755.525	1.239.755.525	1.468.072.891	1.468.072.891
3	OUTRAS DESPESAS CORRENTES	161.894.514	180.227.358	173.803.723	183.537.046	183.714.249
4	INVESTIMENTOS	6.557.110	8.329.000	10.820.922	7.176.157	7.109.387

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.112.752.353**		**183.714.249**	**7.109.387**				**1.303.575.989**
1001	**72.453.557**							**72.453.557**
1056	**282.866.981**							**282.866.981**
Total	**1.468.072.891**	**0**	**183.714.249**	**7.109.387**	**0**	**0**	**0**	**1.658.896.527**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 37000 CONTROLADORIA-GERAL DA UNIÃO

Unidade: 37101 CONTROLADORIA-GERAL DA UNIÃO - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.387.557.984	1.428.311.883	1.424.380.170	1.658.786.094	1.658.896.527
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.254.420.601	1.276.924.680	1.276.924.680	1.502.523.031	1.502.508.738
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	589.665	181.728	181.728	2.159.814	2.159.814
4104	TRANSPARÊNCIA, INTEGRIDADE E ENFRENTAMENTO DA CORRUPÇÃO	132.547.718	151.205.475	147.273.762	154.103.249	154.227.975
Funcao						
04	ADMINISTRAÇÃO	1.092.065.146	1.135.608.010	1.131.676.297	1.301.305.742	1.301.416.175
07	RELAÇÕES EXTERIORES	2.372.588	0	0	0	0
09	PREVIDÊNCIA SOCIAL	292.530.585	292.522.145	292.522.145	355.320.538	355.320.538
28	ENCARGOS ESPECIAIS	589.665	181.728	181.728	2.159.814	2.159.814
Subfuncao						
122	ADMINISTRAÇÃO GERAL	798.617.045	824.004.743	824.004.743	965.076.634	965.076.634
124	CONTROLE INTERNO	132.547.718	151.205.475	147.273.762	155.103.249	155.213.682
211	RELAÇÕES DIPLOMÁTICAS	2.372.588	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	292.530.585	292.522.145	292.522.145	355.320.538	355.320.538
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	32.811.871	36.650.883	36.650.883	34.709.954	34.709.954
846	OUTROS ENCARGOS ESPECIAIS	128.678.177	123.928.637	123.928.637	148.575.719	148.575.719
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.219.106.360	1.239.755.525	1.239.755.525	1.468.072.891	1.468.072.891
3	OUTRAS DESPESAS CORRENTES	161.894.514	180.227.358	173.803.723	183.537.046	183.714.249
4	INVESTIMENTOS	6.557.110	8.329.000	10.820.922	7.176.157	7.109.387

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.112.752.353**		**183.714.249**	**7.109.387**				**1.303.575.989**
1001	**72.453.557**							**72.453.557**
1056	**282.866.981**							**282.866.981**
Total	**1.468.072.891**	**0**	**183.714.249**	**7.109.387**	**0**	**0**	**0**	**1.658.896.527**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 37000 CONTROLADORIA-GERAL DA UNIÃO

Unidade: 37101 CONTROLADORIA-GERAL DA UNIÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.502.508.738**
	Atividade								**999.786.588**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**6.908.544**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								6.908.544
			F	3-ODC	1	90	0	1000	6.908.544
0032 **20TP**	**Ativos Civis da União**	04 122							**964.176.634**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								964.176.634
			F	1-PES	1	90	0	1000	964.176.634
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**27.801.410**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								27.801.410
			F	3-ODC	1	90	0	1000	27.801.410
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**900.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								900.000
	Agente público beneficiado (unidade): 22		F	3-ODC	2	90	0	1000	900.000
	Projeto								**985.707**
0032 **169D**	**Construção do Edifício-Sede da CGU no Distrito Federal**	04 124							**985.707**
0032 169D **5664**	Construção do Edifício-Sede da CGU no Distrito Federal - **Em Brasília - DF**								985.707
	Edifício construído (% de execução física): 1		F	4-INV	2	90	0	1000	985.707
	Operação Especial								**501.736.443**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**355.320.538**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								355.320.538
			S	1-PES	1	90	0	1001	72.453.557
			S	1-PES	1	90	0	1056	282.866.981
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**146.415.905**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								146.415.905
			F	1-PES	0	91	0	1000	146.415.905
0909	**Operações Especiais: Outros Encargos Especiais**								**2.159.814**
	Operação Especial								**2.159.814**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**2.146.814**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								2.146.814
			F	1-PES	1	90	0	1000	2.146.814
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
4104	**Transparência, Integridade e Enfrentamento da Corrupção**								**154.227.975**
	Atividade								**154.227.975**
4104 **2D58**	**Auditoria Governamental, Transparência, Integridade e Enfrentamento da Corrupção**	04 124							**154.227.975**
4104 2D58 **0001**	Auditoria Governamental, Transparência, Integridade e Enfrentamento da Corrupção - **Nacional**								154.227.975
	Ação realizada (unidade): 5.970		F	3-ODC	2	90	0	1000	147.904.295
			F	3-ODC	2	91	0	1000	200.000
			F	4-INV	2	90	0	1000	6.123.680
Total									**1.658.896.527**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		18.627.405.174	30.754.792.913	29.281.574.882	18.426.061.154	19.214.316.756
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	5.392.789.918	4.099.788.782	3.903.342.113	3.735.023.368	3.653.304.899
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	4.318.708	9.431.513	9.431.513	9.755.617	9.755.617
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	16.885.243	1.810.730.406	1.531.260.515	1.013.814.470	885.434.149
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.240.828	5.532.350	5.255.865	4.072.028	3.776.268
0999	RESERVA DE CONTINGÊNCIA	0	11.599.608.075	11.599.608.075	1.559.904.361	1.559.904.361
3106	TRANSPORTE RODOVIÁRIO	12.763.383.733	12.524.231.271	11.611.344.657	11.362.812.629	12.201.438.047
3108	SEGURANÇA VIÁRIA	205.357.135	286.023.568	264.000.869	343.913.555	543.744.090
3901	TRANSPORTE FERROVIÁRIO	243.429.609	419.446.948	357.331.275	396.765.126	356.959.325
Funcao						
04	ADMINISTRAÇÃO	0	7.500.000	7.122.971	0	0
09	PREVIDÊNCIA SOCIAL	2.907.613.672	971.253.239	971.253.239	344.222.831	344.222.831
26	TRANSPORTE	15.697.846.722	16.350.737.330	15.157.642.704	15.494.291.847	16.411.223.530
28	ENCARGOS ESPECIAIS	21.944.780	1.825.694.269	1.545.947.893	1.027.642.115	898.966.034
99	RESERVA DE CONTINGÊNCIA	0	11.599.608.075	11.599.608.075	1.559.904.361	1.559.904.361
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	392.570.756	583.589.396	466.654.257	388.207.678	398.874.154
122	ADMINISTRAÇÃO GERAL	1.620.460.010	2.024.027.697	1.954.269.599	2.488.428.494	2.409.660.079
125	NORMATIZAÇÃO E FISCALIZAÇÃO	109.363.675	109.558.668	128.138.668	110.032.545	225.032.545
126	TECNOLOGIA DA INFORMAÇÃO	213.190.678	255.640.678	248.830.814	238.520.265	226.735.286
131	COMUNICAÇÃO SOCIAL	12.139.834	17.433.900	17.182.547	23.000.000	22.633.690
211	RELAÇÕES DIPLOMÁTICAS	0	2.501.000	2.375.324	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.907.613.672	971.253.239	971.253.239	344.222.831	344.222.831
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	97.708.266	90.144.081	90.144.081	80.149.074	80.149.074
451	INFRA-ESTRUTURA URBANA	0	5.000.000	5.000.000	3.000.000	104.000.000
452	SERVIÇOS URBANOS	476.878	614.900	614.900	18.745.190	18.745.190
782	TRANSPORTE RODOVIÁRIO	12.836.634.134	12.571.191.271	11.655.988.032	11.554.439.504	12.375.910.172
783	TRANSPORTE FERROVIÁRIO	278.230.414	563.336.948	460.368.662	437.274.071	396.988.314
846	OUTROS ENCARGOS ESPECIAIS	159.016.856	1.960.893.060	1.681.146.684	1.180.137.141	1.051.461.060
999	RESERVA DE CONTINGÊNCIA	0	11.599.608.075	11.599.608.075	1.559.904.361	1.559.904.361
UO						
39101	MINISTÉRIO DOS TRANSPORTES - ADMINISTRAÇÃO DIRETA	2.917.246.029	2.862.021.476	2.573.802.960	1.384.612.757	1.242.700.321
39207	VALEC - ENGENHARIA, CONSTRUÇÕES E FERROVIAS S.A.	553.661.465	921.348.380	813.450.714	765.332.030	718.147.037
39250	AGÊNCIA NACIONAL DE TRANSPORTES TERRESTRES - ANTT	579.230.846	11.398.741.680	11.417.321.680	1.347.652.779	1.462.652.779
39252	DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT	14.522.907.084	14.712.620.987	13.616.939.138	14.011.381.249	14.772.734.280
39905	FUNDO NACIONAL DE SEGURANÇA E EDUCAÇÃO DO TRÂNSITO - FUNSET	54.359.750	860.060.390	860.060.390	917.082.339	1.018.082.339
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.984.987.345	2.136.842.848	2.136.842.848	1.730.025.716	1.730.025.716
3	OUTRAS DESPESAS CORRENTES	1.253.281.582	1.881.620.767	1.800.873.969	2.030.506.973	2.177.447.385
4	INVESTIMENTOS	13.389.136.247	15.136.721.223	13.744.249.990	13.096.122.226	13.495.291.253
5	INVERSÕES FINANCEIRAS	0	0	0	9.501.878	251.648.041
9	RESERVA DE CONTINGENCIA	0	11.599.608.075	11.599.608.075	1.559.904.361	1.559.904.361

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.072.780.975**		**1.532.791.124**	**11.057.558.783**	**242.146.163**			**13.905.277.045**
1001	**62.666.814**							**62.666.814**
1011			**1.500.000**	**1.845.538.656**				**1.847.038.656**
1050	**256.878.281**		**369.940.356**	**1.000.000**	**9.501.878**		**210.992.566**	**848.313.081**
1051				**2.284.723**				**2.284.723**
1052	**56.143.629**		**103.688.264**				**92.965.924**	**252.797.817**
1056	**281.556.017**							**281.556.017**
1144			**169.527.641**	**588.909.091**			**718.936.648**	**1.477.373.380**
1180							**275.227.138**	**275.227.138**
1181							**261.782.085**	**261.782.085**
Total	**1.730.025.716**	**0**	**2.177.447.385**	**13.495.291.253**	**251.648.041**	**0**	**1.559.904.361**	**19.214.316.756**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39101 MINISTÉRIO DOS TRANSPORTES - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.917.246.029	2.862.021.476	2.573.802.960	1.384.612.757	1.242.700.321
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.915.960.116	1.093.593.699	1.085.121.559	418.117.277	404.880.922
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	45.085	1.762.909.000	1.483.439.109	962.458.452	834.078.131
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.240.828	5.500.000	5.223.515	4.037.028	3.741.268
0999	RESERVA DE CONTINGÊNCIA	0	18.777	18.777	0	0
Funcao						
04	ADMINISTRAÇÃO	0	7.500.000	7.122.971	0	0
09	PREVIDÊNCIA SOCIAL	2.612.578.522	675.612.415	675.612.415	0	0
26	TRANSPORTE	303.881.595	410.481.284	402.386.173	418.117.277	404.880.922
28	ENCARGOS ESPECIAIS	785.913	1.768.409.000	1.488.662.624	966.495.480	837.819.399
99	RESERVA DE CONTINGÊNCIA	0	18.777	18.777	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	3.577.708	71.519.457	71.519.457	72.000.000	71.816.704
122	ADMINISTRAÇÃO GERAL	230.826.961	285.451.514	278.630.271	294.600.517	283.666.125
126	TECNOLOGIA DA INFORMAÇÃO	22.367.941	25.341.809	24.067.941	24.303.240	22.550.883
131	COMUNICAÇÃO SOCIAL	4.139.834	5.000.000	4.748.647	5.000.000	4.633.690
211	RELAÇÕES DIPLOMÁTICAS	0	2.501.000	2.375.324	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.612.578.522	675.612.415	675.612.415	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	35.231.325	20.858.826	20.858.826	13.888.695	13.888.695
782	TRANSPORTE RODOVIÁRIO	500.000	0	0	0	0
846	OUTROS ENCARGOS ESPECIAIS	8.023.738	1.775.717.678	1.495.971.302	974.820.305	846.144.224
999	RESERVA DE CONTINGÊNCIA	0	18.777	18.777	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.745.850.179	832.059.649	832.059.649	152.399.799	152.399.799
3	OUTRAS DESPESAS CORRENTES	168.316.427	266.984.814	258.242.509	268.725.957	255.228.293
4	INVESTIMENTOS	3.079.423	1.762.958.236	1.483.482.025	963.487.001	592.926.066
5	INVERSÕES FINANCEIRAS	0	0	0	0	242.146.163
9	RESERVA DE CONTINGENCIA	0	18.777	18.777	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**152.399.799**		**185.730.220**	**592.926.066**	**242.146.163**			**1.173.202.248**
1050			**69.498.073**					**69.498.073**
Total	**152.399.799**	**0**	**255.228.293**	**592.926.066**	**242.146.163**	**0**	**0**	**1.242.700.321**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39101 MINISTÉRIO DOS TRANSPORTES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**404.880.922**
	Atividade								**391.922.407**
0032 **2000**	**Administração da Unidade**	26 122							**115.443.039**
0032 2000 **0001**	Administração da Unidade - **Nacional**								115.443.039
			F	3-ODC	2	90	0	1000	114.958.018
			F	4-INV	2	90	0	1000	485.021
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**1.384.080**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.384.080
			F	3-ODC	1	90	0	1000	1.384.080
0032 **20TP**	**Ativos Civis da União**	26 122							**144.074.974**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								144.074.974
			F	1-PES	1	90	0	1000	144.074.974
0032 **20UC**	**Estudos, Projetos e Planejamento de Infraestrutura de Transportes**	26 121							**71.816.704**
0032 20UC **0001**	Estudos, Projetos e Planejamento de Infraestrutura de Transportes - **Nacional**								71.816.704
	Estudo realizado (unidade): 13		F	3-ODC	3	90	0	1000	2.318.631
			F	3-ODC	3	90	0	1050	69.498.073
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**12.504.615**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								12.504.615
			F	3-ODC	1	90	0	1000	12.504.615
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	26 122							**979.663**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								979.663
	Agente público beneficiado (unidade): 26		F	3-ODC	2	90	0	1000	979.663
0032 **218S**	**Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura**	26 122							**18.534.759**
0032 218S **0001**	Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura - **Nacional**								18.534.759
	Apoio realizado (unidade): 2		F	3-ODC	3	90	0	1000	18.534.759
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**22.550.883**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								22.550.883
			F	3-ODC	2	90	0	1000	21.920.355
			F	4-INV	2	90	0	1000	630.528
0032 **4641**	**Publicidade de Utilidade Pública**	26 131							**4.633.690**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								4.633.690
			F	3-ODC	2	90	0	1000	4.633.690
	Projeto								**4.633.690**
0032 **168Z**	**Programa de Gestão Proativa, Segura e Resiliente de Rodovias no Brasil**	26 122							**4.633.690**
0032 168Z **0001**	Programa de Gestão Proativa, Segura e Resiliente de Rodovias no Brasil - **Nacional**								4.633.690
	Estudo realizado (unidade): 1		F	3-ODC	2	90	0	1000	4.633.690
	Operação Especial								**8.324.825**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	26 846							**8.324.825**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								8.324.825
			F	1-PES	0	91	0	1000	8.324.825
0909	**Operações Especiais: Outros Encargos Especiais**								**834.078.131**
	Operação Especial								**834.078.131**
0909 **00VR**	**Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada**	28 846							**468.423.833**
0909 00VR **0010**	Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada - **Na Região Norte**								20.832.622
			F	4-INV	3	90	0	1000	20.832.622

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39101 MINISTÉRIO DOS TRANSPORTES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00VR **0020**	Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada - **Na Região Nordeste**								390.093.345
			F	4-INV	3	90	0	1000	390.093.345
0909 00VR **0030**	Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada - **Na Região Sudeste**								20.832.622
			F	4-INV	3	90	0	1000	20.832.622
0909 00VR **0040**	Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada - **Na Região Sul**								20.832.622
			F	4-INV	3	90	0	1000	20.832.622
0909 00VR **0050**	Participação da União em projetos de concessões rodoviárias outorgadas a iniciativa privada - **Na Região Centro-Oeste**								15.832.622
			F	4-INV	3	90	0	1000	15.832.622
0909 **00VS**	**Participação da União em projetos de concessões e autorizações ferroviárias outorgadas à iniciativa privada**	28 846							**123.386.684**
0909 00VS **0001**	Participação da União em projetos de concessões e autorizações ferroviárias outorgadas à iniciativa privada - **Nacional**								123.386.684
			F	4-INV	3	90	0	1000	123.386.684
0909 **00XT**	**Integralização de Cotas pela União no Fundo de Desenvolvimento da Infraestrutura Regional Sustentável (FDIRS) para garantir projetos do setor rodoviário**	28 846							**5.000.000**
0909 00XT **0001**	Integralização de Cotas pela União no Fundo de Desenvolvimento da Infraestrutura Regional Sustentável (FDIRS) para garantir projetos do setor rodoviário - **Nacional**								5.000.000
	- (--): 0		F	5-IFI	3	90	0	1000	5.000.000
0909 **00XU**	**Integralização de Cotas pela União no Fundo de Desenvolvimento da Infraestrutura Regional Sustentável (FDIRS) para garantir projetos do setor ferroviário**	28 846							**237.146.163**
0909 00XU **0001**	Integralização de Cotas pela União no Fundo de Desenvolvimento da Infraestrutura Regional Sustentável (FDIRS) para garantir projetos do setor ferroviário - **Nacional**								237.146.163
	- (--): 0		F	5-IFI	3	90	0	1000	237.146.163
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**21.451**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								21.451
			S	3-ODC	1	90	0	1000	21.451
0909 **0713**	**Cumprimento de Obrigações decorrentes da extinção do Departamento Nacional de Estradas de Rodagem - DNER**	28 846							**100.000**
0909 0713 **0001**	Cumprimento de Obrigações decorrentes da extinção do Departamento Nacional de Estradas de Rodagem - DNER - **Nacional**								100.000
			F	3-ODC	2	90	0	1000	100.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**3.741.268**
	Operação Especial								**3.741.268**
0910 **00RK**	**Contribuição à Comissão Mista Brasileiro Argentina para gestão e manutenção da Ponte São Borja e São Tomé**	28 846							**1.887.792**
0910 00RK **0002**	Contribuição à Comissão Mista Brasileiro Argentina para gestão e manutenção da Ponte São Borja e São Tomé - **Exterior**								1.887.792
			F	3-ODC	2	80	0	1000	1.887.792
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.853.476**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.853.476
			F	3-ODC	2	80	0	1000	1.853.476
Total									**1.242.700.321**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39207 VALEC - ENGENHARIA, CONSTRUÇÕES E FERROVIAS S.A.

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		553.661.465	921.348.380	813.450.714	765.332.030	718.147.037
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	305.913.149	507.569.919	459.848.098	471.931.287	453.181.317
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	4.318.708	9.431.513	9.431.513	9.755.617	9.755.617
3901	TRANSPORTE FERROVIÁRIO	243.429.609	404.346.948	344.171.103	283.645.126	255.210.103
Funcao						
26	TRANSPORTE	549.342.757	911.916.867	804.019.201	755.576.413	708.391.420
28	ENCARGOS ESPECIAIS	4.318.708	9.431.513	9.431.513	9.755.617	9.755.617
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	81.300.091	184.909.940	141.080.504	133.227.678	121.017.753
122	ADMINISTRAÇÃO GERAL	191.986.484	260.053.794	258.349.714	271.752.482	269.213.652
126	TECNOLOGIA DA INFORMAÇÃO	15.464.141	44.150.699	41.962.394	51.962.394	47.961.179
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.162.432	18.455.486	18.455.486	14.988.733	14.988.733
783	TRANSPORTE FERROVIÁRIO	243.429.609	404.346.948	344.171.103	283.645.126	255.210.103
846	OUTROS ENCARGOS ESPECIAIS	4.318.708	9.431.513	9.431.513	9.755.617	9.755.617
GND						
1	PESSOAL E ENCARGOS SOCIAIS	157.719.968	213.811.918	213.811.918	217.580.246	217.580.246
3	OUTRAS DESPESAS CORRENTES	84.472.126	139.051.975	134.143.278	168.532.404	159.412.976
4	INVESTIMENTOS	311.469.371	568.484.487	465.495.518	379.219.380	341.153.815

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**217.580.246**		**130.924.112**	**341.153.815**				**689.658.173**
1050			**28.488.864**					**28.488.864**
Total	**217.580.246**	**0**	**159.412.976**	**341.153.815**	**0**	**0**	**0**	**718.147.037**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39207 VALEC - ENGENHARIA, CONSTRUÇÕES E FERROVIAS S.A.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**453.181.317**
	Atividade								**453.181.317**
0032 **2000**	**Administração da Unidade**	26 122							**60.811.003**
0032 2000 **0001**	Administração da Unidade - **Nacional**								60.811.003
			F	3-ODC	2	90	0	1000	31.982.624
			F	3-ODC	2	90	0	1050	28.488.864
			F	4-INV	2	90	0	1000	339.515
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**5.770.792**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								5.770.792
			F	3-ODC	1	90	0	1000	5.770.792
0032 **20TP**	**Ativos Civis da União**	26 122							**208.402.649**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								208.402.649
			F	1-PES	1	90	0	1000	208.402.649
0032 **20UC**	**Estudos, Projetos e Planejamento de Infraestrutura de Transportes**	26 121							**121.017.753**
0032 20UC **0001**	Estudos, Projetos e Planejamento de Infraestrutura de Transportes - **Nacional**								121.017.753
	Estudo realizado (unidade): 2		F	3-ODC	2	90	0	1000	31.662.634
			F	3-ODC	3	90	0	1000	10.043.746
			F	4-INV	2	90	0	1000	10.590.310
			F	4-INV	3	90	0	1000	68.721.063
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**9.217.941**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								9.217.941
			F	3-ODC	1	90	0	1000	9.217.941
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**47.961.179**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								47.961.179
			F	3-ODC	2	90	0	1000	41.668.355
			F	4-INV	2	90	0	1000	6.292.824
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**9.755.617**
	Operação Especial								**9.755.617**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**5.758.444**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								5.758.444
			F	1-PES	1	90	0	1000	5.180.424
			F	3-ODC	1	90	0	1000	578.020
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**3.997.173**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								3.997.173
			F	1-PES	1	90	0	1000	3.997.173
3901	**Transporte Ferroviário**								**255.210.103**
	Projeto								**255.210.103**
3901 **116E**	**Construção da Ferrovia Norte-Sul - Anápolis/GO - Uruaçu/GO - EF-151**	26 783							**415.732**
3901 116E **0052**	Construção da Ferrovia Norte-Sul - Anápolis/GO - Uruaçu/GO - EF-151 - **No Estado de Goiás**								415.732
	Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.732
3901 **116X**	**Construção da Ferrovia Norte-Sul - Palmas/TO - Uruaçu/GO - EF-151**	26 783							**415.732**
3901 116X **0001**	Construção da Ferrovia Norte-Sul - Palmas/TO - Uruaçu/GO - EF-151 - **Nacional**								415.732
	Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.732
3901 **11ZD**	**Construção da Ferrovia Norte-Sul - Ouroeste/SP - Estrela D´Oeste/SP - EF-151**	26 783							**415.732**
3901 11ZD **0035**	Construção da Ferrovia Norte-Sul - Ouroeste/SP - Estrela D´Oeste/SP - EF-151 - **No Estado de São Paulo**								415.732
	Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.732
3901 **11ZE**	**Construção da Ferrovia de Integração Oeste-Leste - Ilhéus/BA - Caetité/BA - EF-334**	26 783							**415.732**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39207 VALEC - ENGENHARIA, CONSTRUÇÕES E FERROVIAS S.A.

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3901	11ZE	**0029**	Construção da Ferrovia de Integração Oeste-Leste - Ilhéus/BA - Caetité/BA - EF-334 - **No Estado da Bahia**								415.732
			Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.732
3901	**11ZH**		**Construção da Ferrovia Norte-Sul - Ouroverde de Goiás/GO - São Simão/GO - EF-151**	26 783							**415.732**
3901	11ZH	**0052**	Construção da Ferrovia Norte-Sul - Ouroverde de Goiás/GO - São Simão/GO - EF-151 - **No Estado de Goiás**								415.732
			Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.732
3901	**11ZI**		**Construção da Ferrovia Norte-Sul - Santa Vitória/MG - Iturama/MG - EF-151**	26 783							**415.732**
3901	11ZI	**0031**	Construção da Ferrovia Norte-Sul - Santa Vitória/MG - Iturama/MG - EF-151 - **No Estado de Minas Gerais**								415.732
			Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.732
3901	**124G**		**Construção da Ferrovia de Integração Oeste-Leste - Caetité/BA - Barreiras/BA - EF-334**	26 783							**198.084.691**
3901	124G	**0029**	Construção da Ferrovia de Integração Oeste-Leste - Caetité/BA - Barreiras/BA - EF-334 - **No Estado da Bahia**								198.084.691
			Trecho ferroviário construído (km): 45		F	4-INV	3	90	0	1000	198.084.691
3901	**15V3**		**Construção da Ferrovia de Integração Centro Oeste - Trecho Mara Rosa (GO) a Porto Velho (RO) EF 354**	26 783							**9.169.544**
3901	15V3	**0051**	Construção da Ferrovia de Integração Centro Oeste - Trecho Mara Rosa (GO) a Porto Velho (RO) EF 354 - **No Estado de Mato Grosso**								2.157.540
			Trecho ferroviário construído (km): 1		F	4-INV	3	90	0	1000	2.157.540
3901	15V3	**0052**	Construção da Ferrovia de Integração Centro Oeste - Trecho Mara Rosa (GO) a Porto Velho (RO) EF 354 - **No Estado de Goiás**								7.012.004
			Trecho ferroviário construído (km): 1		F	4-INV	3	90	0	1000	7.012.004
3901	**15ZY**		**Construção da Ferrovia de Integração Oeste-Leste - Barreiras/BA - Figueirópolis/TO - EF-334 (FIOL 3)**	26 783							**97.005**
3901	15ZY	**0029**	Construção da Ferrovia de Integração Oeste-Leste - Barreiras/BA - Figueirópolis/TO - EF-334 (FIOL 3) - **No Estado da Bahia**								97.005
			Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	97.005
3901	**161K**		**Construção da Ferrovia Transnordestina - trecho entre Salgueiro/PE e Porto de Suape/PE - EF-232**	26 783							**44.948.736**
3901	161K	**0026**	Construção da Ferrovia Transnordestina - trecho entre Salgueiro/PE e Porto de Suape/PE - EF-232 - **No Estado de Pernambuco**								44.948.736
			Trecho ferroviário construído (km): 10		F	4-INV	3	90	0	1000	44.948.736
3901	**5E83**		**Construção da Ferrovia Norte-Sul - Aguiarnópolis/TO - Palmas/TO - EF-151**	26 783							**415.735**
3901	5E83	**0017**	Construção da Ferrovia Norte-Sul - Aguiarnópolis/TO - Palmas/TO - EF-151 - **No Estado do Tocantins**								415.735
			Trecho ferroviário construído (km): 1		F	4-INV	2	90	0	1000	415.735
Total											**718.147.037**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39250 AGÊNCIA NACIONAL DE TRANSPORTES TERRESTRES - ANTT

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		579.230.846	11.398.741.680	11.417.321.680	1.347.652.779	1.462.652.779
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	469.600.852	438.831.474	438.831.474	500.842.382	500.842.382
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	266.318	30.241.480	30.241.480	31.675.640	31.675.640
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	32.350	32.350	35.000	35.000
0999	RESERVA DE CONTINGÊNCIA	0	10.820.077.708	10.820.077.708	705.067.212	705.067.212
3108	SEGURANÇA VIÁRIA	109.363.675	109.558.668	128.138.668	110.032.545	225.032.545
Funcao						
09	PREVIDÊNCIA SOCIAL	29.956.654	29.951.720	29.951.720	35.087.455	35.087.455
26	TRANSPORTE	549.007.874	518.438.422	537.018.422	575.787.472	690.787.472
28	ENCARGOS ESPECIAIS	266.318	30.273.830	30.273.830	31.710.640	31.710.640
99	RESERVA DE CONTINGÊNCIA	0	10.820.077.708	10.820.077.708	705.067.212	705.067.212
Subfuncao						
122	ADMINISTRAÇÃO GERAL	312.245.530	290.937.051	290.937.051	347.918.320	347.918.320
125	NORMATIZAÇÃO E FISCALIZAÇÃO	109.363.675	109.558.668	128.138.668	110.032.545	225.032.545
126	TECNOLOGIA DA INFORMAÇÃO	76.248.865	66.148.170	66.148.170	59.254.631	59.254.631
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.956.654	29.951.720	29.951.720	35.087.455	35.087.455
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.315.552	14.885.817	14.885.817	15.021.409	15.021.409
846	OUTROS ENCARGOS ESPECIAIS	38.100.569	67.182.546	67.182.546	75.271.207	75.271.207
999	RESERVA DE CONTINGÊNCIA	0	10.820.077.708	10.820.077.708	705.067.212	705.067.212
GND						
1	PESSOAL E ENCARGOS SOCIAIS	277.464.780	281.202.352	281.202.352	348.109.365	348.109.365
3	OUTRAS DESPESAS CORRENTES	294.825.037	293.184.500	293.184.500	283.974.324	398.974.324
4	INVESTIMENTOS	6.941.029	4.277.120	22.857.120	1.000.000	1.000.000
5	INVERSÕES FINANCEIRAS	0	0	0	9.501.878	9.501.878
9	RESERVA DE CONTINGENCIA	0	10.820.077.708	10.820.077.708	705.067.212	705.067.212

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**115.000.000**					**115.000.000**
1050	**256.878.281**		**178.086.060**	**1.000.000**	**9.501.878**			**445.466.219**
1052	**56.143.629**		**103.688.264**				**92.965.924**	**252.797.817**
1056	**35.087.455**							**35.087.455**
1144			**2.200.000**				**75.092.065**	**77.292.065**
1180							**275.227.138**	**275.227.138**
1181							**261.782.085**	**261.782.085**
Total	**348.109.365**	**0**	**398.974.324**	**1.000.000**	**9.501.878**	**0**	**705.067.212**	**1.462.652.779**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39250 AGÊNCIA NACIONAL DE TRANSPORTES TERRESTRES - ANTT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**500.842.382**
	Atividade								**422.194.360**
0032 **2000**	**Administração da Unidade**	26 122							**77.993.705**
0032 2000 **0001**	Administração da Unidade - **Nacional**								77.993.705
			F	3-ODC	2	90	0	1050	38.002.200
			F	3-ODC	2	90	0	1052	39.371.033
			F	3-ODC	2	91	0	1050	120.472
			F	4-INV	2	90	0	1050	500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**2.355.936**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.355.936
			F	3-ODC	1	90	0	1052	2.355.936
0032 **20TP**	**Ativos Civis da União**	26 122							**269.118.983**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								269.118.983
			F	1-PES	1	90	0	1050	256.878.281
			F	1-PES	1	90	0	1052	12.240.702
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**12.665.473**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								12.665.473
			F	3-ODC	1	90	0	1052	12.665.473
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	26 122							**805.632**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 30								805.632
			F	3-ODC	2	90	0	1050	805.632
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**59.254.631**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								59.254.631
			F	3-ODC	2	90	0	1050	59.254.631
	Operação Especial								**78.648.022**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**35.087.455**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								35.087.455
			S	1-PES	1	90	0	1056	35.087.455
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	26 846							**43.560.567**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								43.560.567
			F	1-PES	0	91	0	1052	43.560.567
0909	**Operações Especiais: Outros Encargos Especiais**								**31.675.640**
	Operação Especial								**31.675.640**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**342.360**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								342.360
			F	1-PES	1	90	0	1052	342.360
0909 **00TU**	**Indenização em decorrência do encerramento do Contrato de Concessão de Infraestrutura Rodoviária**	28 846							**100**
0909 00TU **0001**	Indenização em decorrência do encerramento do Contrato de Concessão de Infraestrutura Rodoviária - **Nacional**								100
			F	3-ODC	2	90	0	1050	100
0909 **00X1**	**Locação, com reversão patrimonial, na modalidade Built to Suit**	28 846							**31.333.180**
0909 00X1 **0053**	Locação, com reversão patrimonial, na modalidade Built to Suit - **No Distrito Federal**								31.333.180
			F	3-ODC	2	90	0	1050	21.831.302
			F	5-IFI	2	90	0	1050	9.501.878
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**35.000**
	Operação Especial								**35.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**35.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39250 AGÊNCIA NACIONAL DE TRANSPORTES TERRESTRES - ANTT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								35.000
			F	3-ODC	2	50	0	1050	35.000
0999	**Reserva de Contingência**								**705.067.212**
	Operação Especial								**705.067.212**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**705.067.212**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								705.067.212
			F	9-RES	0	99	0	1052	92.965.924
			F	9-RES	0	99	0	1144	75.092.065
			F	9-RES	0	99	0	1180	275.227.138
			F	9-RES	0	99	0	1181	261.782.085
3108	**Segurança Viária**								**225.032.545**
	Atividade								**225.032.545**
3108 **21DO**	**Fiscalização dos Serviços de Transporte Terrestre e da Infraestrutura Concedida**	26 125							**225.032.545**
3108 21DO **0001**	Fiscalização dos Serviços de Transporte Terrestre e da Infraestrutura Concedida - **Nacional** Fiscalização realizada (unidade): 41.774.526								225.032.545
			F	3-ODC	2	90	0	1000	115.000.000
			F	3-ODC	2	90	0	1050	58.036.723
			F	3-ODC	2	90	0	1052	49.295.822
			F	3-ODC	2	90	0	1144	2.200.000
			F	4-INV	2	90	0	1050	500.000
Total									**1.462.652.779**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		14.522.907.084	14.712.620.987	13.616.939.138	14.011.381.249	14.772.734.280
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.647.432.928	1.984.859.790	1.844.607.082	2.303.632.422	2.253.900.278
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	16.573.841	17.579.926	17.579.926	19.680.378	19.680.378
3106	TRANSPORTE RODOVIÁRIO	12.763.383.733	12.524.231.271	11.611.344.657	11.362.812.629	12.201.438.047
3108	SEGURANÇA VIÁRIA	95.516.582	170.850.000	130.247.301	212.135.820	195.966.355
3901	TRANSPORTE FERROVIÁRIO	0	15.100.000	13.160.172	113.120.000	101.749.222
Funcao						
09	PREVIDÊNCIA SOCIAL	265.078.496	265.689.104	265.689.104	309.135.376	309.135.376
26	TRANSPORTE	14.241.254.747	14.429.351.957	13.333.670.108	13.682.565.495	14.443.918.526
28	ENCARGOS ESPECIAIS	16.573.841	17.579.926	17.579.926	19.680.378	19.680.378
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	307.692.958	327.159.999	254.054.296	182.980.000	206.039.697
122	ADMINISTRAÇÃO GERAL	884.662.656	1.185.085.338	1.123.852.563	1.571.657.175	1.506.361.982
126	TECNOLOGIA DA INFORMAÇÃO	53.965.237	60.000.000	56.652.309	83.000.000	76.968.593
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	265.078.496	265.689.104	265.689.104	309.135.376	309.135.376
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.998.956	35.943.952	35.943.952	36.250.237	36.250.237
782	TRANSPORTE RODOVIÁRIO	12.836.134.134	12.571.191.271	11.655.988.032	11.554.439.504	12.375.910.172
783	TRANSPORTE FERROVIÁRIO	34.800.806	158.990.000	116.197.559	153.628.945	141.778.211
846	OUTROS ENCARGOS ESPECIAIS	108.573.841	108.561.323	108.561.323	120.290.012	120.290.012
GND						
1	PESSOAL E ENCARGOS SOCIAIS	803.952.418	809.768.929	809.768.929	1.011.936.306	1.011.936.306
3	OUTRAS DESPESAS CORRENTES	651.472.041	1.103.850.678	1.036.754.882	1.248.029.098	1.201.586.602
4	INVESTIMENTOS	13.067.482.625	12.799.001.380	11.770.415.327	11.751.415.845	12.559.211.372

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**702.800.930**		**1.001.136.792**	**10.123.478.902**				**11.827.416.624**
1001	**62.666.814**							**62.666.814**
1011			**500.000**	**1.845.538.656**				**1.846.038.656**
1050			**93.867.359**					**93.867.359**
1051				**2.284.723**				**2.284.723**
1056	**246.468.562**							**246.468.562**
1144			**106.082.451**	**587.909.091**				**693.991.542**
Total	**1.011.936.306**	**0**	**1.201.586.602**	**12.559.211.372**	**0**	**0**	**0**	**14.772.734.280**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.253.900.278**
	Atividade								**1.812.241.663**
0032 **2000**	**Administração da Unidade**	26 122							**381.185.934**
0032 2000 **0001**	Administração da Unidade - **Nacional**								381.185.934
			F	3-ODC	2	90	0	1000	261.595.534
			F	3-ODC	2	90	0	1050	93.867.359
			F	4-INV	2	90	0	1000	23.438.318
			F	4-INV	2	90	0	1051	2.284.723
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**7.996.158**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.996.158
			F	3-ODC	1	90	0	1000	7.996.158
0032 **20TP**	**Ativos Civis da União**	26 122							**602.177.175**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								602.177.175
			F	1-PES	1	90	0	1000	602.177.175
0032 **20UC**	**Estudos, Projetos e Planejamento de Infraestrutura de Transportes**	26 121							**206.039.697**
0032 20UC **0001**	Estudos, Projetos e Planejamento de Infraestrutura de Transportes - **Nacional**								206.039.697
	Estudo realizado (unidade): 16		F	3-ODC	3	90	0	1000	63.931.328
			F	3-ODC	3	90	0	1011	500.000
			F	4-INV	3	90	0	1000	141.108.369
			F	4-INV	3	90	0	1011	500.000
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**28.254.079**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								28.254.079
			F	3-ODC	1	90	0	1000	28.254.079
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	26 122							**480.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								480.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	0	1000	480.000
0032 **218S**	**Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura**	26 122							**502.291.940**
0032 218S **0001**	Apoio ao Planejamento, Gerenciamento e Acompanhamento da Implementação de Empreendimentos de Infraestrutura - **Nacional**								502.291.940
	Apoio realizado (unidade): 1		F	3-ODC	3	90	0	1000	502.291.940
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**65.281.921**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								65.281.921
			F	3-ODC	2	90	0	1000	59.681.921
			F	3-ODC	2	91	0	1000	5.600.000
0032 **869V**	**Manutenção e Gestão dos Ativos Ferroviários**	26 783							**18.534.759**
0032 869V **0001**	Manutenção e Gestão dos Ativos Ferroviários - **Nacional**								18.534.759
	Ativo mantido (unidade): 100		F	3-ODC	3	90	0	1000	18.534.759
	Projeto								**31.913.605**
0032 **15P7**	**Modernização e Ampliação da Infraestrutura de Tecnologia da Informação**	26 126							**11.686.672**
0032 15P7 **0001**	Modernização e Ampliação da Infraestrutura de Tecnologia da Informação - **Nacional**								11.686.672
	Infraestrutura de TI modernizada (unidade): 10		F	4-INV	2	90	0	1000	11.686.672
0032 **168T**	**Aquisição de imóvel para o funcionamento da Superintendência Regional do DNIT no Estado de Minas Gerais/MG**	26 122							**15.732.059**
0032 168T **0031**	Aquisição de imóvel para o funcionamento da Superintendência Regional do DNIT no Estado de Minas Gerais/MG - **No Estado de Minas Gerais**								15.732.059
	Imóvel adquirido (unidade): 1		F	4-INV	2	90	0	1000	15.732.059
0032 **1D48**	**Modernização do Departamento Nacional de Infraestrutura de Transportes**	26 122							**4.494.874**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 1D48 **0001**	Modernização do Departamento Nacional de Infraestrutura de Transportes - **Nacional**								4.494.874
	Estrutura modernizada (% de execução física): 100		F	4-INV	2	90	0	1000	4.494.874
	Operação Especial								**409.745.010**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**309.135.376**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								309.135.376
			S	1-PES	1	90	0	1001	62.666.814
			S	1-PES	1	90	0	1056	246.468.562
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	26 846							**100.609.634**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								100.609.634
			F	1-PES	0	91	0	1000	100.609.634
0909	**Operações Especiais: Outros Encargos Especiais**								**19.680.378**
	Operação Especial								**19.680.378**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**19.666.257**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								19.666.257
			S	3-ODC	1	90	0	1000	19.666.257
3106	**Transporte Rodoviário**								**12.201.438.047**
	Atividade								**106.082.451**
3106 **2325**	**Operação de Pesagem e Autorizações Especiais de Trânsito de Veículos**	26 782							**106.082.451**
3106 2325 **0001**	Operação de Pesagem e Autorizações Especiais de Trânsito de Veículos - **Nacional**								106.082.451
	Posto de pesagem mantido (unidade): 1		F	3-ODC	3	90	0	1144	106.082.451
	Projeto								**12.095.355.596**
3106 **105S**	**Adequação de Trecho Rodoviário - Divisa SE/BA - Entroncamento BR-324 - na BR-101/BA**	26 782							**67.423.103**
3106 105S **0029**	Adequação de Trecho Rodoviário - Divisa SE/BA - Entroncamento BR-324 - na BR-101/BA - **No Estado da Bahia**								67.423.103
	Trecho rodoviário adequado (km): 6		F	4-INV	3	90	0	1000	67.423.103
3106 **108X**	**Implantação de Postos de Pesagem**	26 782							**15.866.908**
3106 108X **0024**	Implantação de Postos de Pesagem - **No Estado do Rio Grande do Norte**								4.520.945
	Posto de pesagem implantado (unidade): 1		F	4-INV	3	90	0	1000	4.520.945
3106 108X **0041**	Implantação de Postos de Pesagem - **No Estado do Paraná**								2.735.581
	Posto de pesagem implantado (unidade): 1		F	4-INV	3	90	0	1000	2.735.581
3106 108X **0043**	Implantação de Postos de Pesagem - **No Estado do Rio Grande do Sul**								5.593.422
	Posto de pesagem implantado (unidade): 1		F	4-INV	3	90	0	1000	5.593.422
3106 108X **0052**	Implantação de Postos de Pesagem - **No Estado de Goiás**								3.016.960
	Posto de pesagem implantado (unidade): 1		F	4-INV	3	90	0	1000	3.016.960
3106 **10IW**	**Construção de Trecho Rodoviário - Itacarambi - Divisa MG/BA - na BR-135/MG**	26 782							**13.484.621**
3106 10IW **0031**	Construção de Trecho Rodoviário - Itacarambi - Divisa MG/BA - na BR-135/MG - **No Estado de Minas Gerais**								13.484.621
	Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	13.484.621
3106 **10IX**	**Adequação de Trecho Rodoviário - Entroncamento BR-116/259/451 (Governador Valadares) - Entroncamento MG-020 - na BR-381/MG**	26 782							**86.678.074**
3106 10IX **0031**	Adequação de Trecho Rodoviário - Entroncamento BR-116/259/451 (Governador Valadares) - Entroncamento MG-020 - na BR-381/MG - **No Estado de Minas Gerais**								86.678.074
	Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	86.678.074
3106 **10JQ**	**Adequação de Trecho Rodoviário - São Francisco do Sul - Jaraguá do Sul - na BR-280/SC**	26 782							**73.417.976**
3106 10JQ **0042**	Adequação de Trecho Rodoviário - São Francisco do Sul - Jaraguá do Sul - na BR-280/SC - **No Estado de Santa Catarina**								73.417.976
	Trecho rodoviário adequado (km): 4		F	4-INV	3	90	0	1000	72.917.976
			F	4-INV	7	90	0	1000	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 **10KK**	**Construção de Trecho Rodoviário - Entroncamento BR-163/MT (Sorriso) - Entroncamento BR-158/MT (Ribeirão Cascalheira) - na BR-242/MT**	26 782							**8.989.748**
3106 10KK **0051**	Construção de Trecho Rodoviário - Entroncamento BR-163/MT (Sorriso) - Entroncamento BR-158/MT (Ribeirão Cascalheira) - na BR-242/MT - **No Estado de Mato Grosso**								8.989.748
	Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	8.989.748
3106 **10KR**	**Construção de Trecho Rodoviário - Divisa PA/TO - Altamira - na BR-230/PA**	26 782							**8.989.748**
3106 10KR **0015**	Construção de Trecho Rodoviário - Divisa PA/TO - Altamira - na BR-230/PA - **No Estado do Pará**								8.989.748
	Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	8.989.748
3106 **10L3**	**Adequação de Trecho Rodoviário - Caucaia - Entroncamento Acesso ao Porto de Pecém - na BR-222/CE**	26 782							**4.494.874**
3106 10L3 **0023**	Adequação de Trecho Rodoviário - Caucaia - Entroncamento Acesso ao Porto de Pecém - na BR-222/CE - **No Estado do Ceará**								4.494.874
	Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	4.494.874
3106 **110I**	**Construção de Trecho Rodoviário - Altamira - Rurópolis - na BR-230/PA**	26 782							**26.969.242**
3106 110I **0015**	Construção de Trecho Rodoviário - Altamira - Rurópolis - na BR-230/PA - **No Estado do Pará**								26.969.242
	Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	26.969.242
3106 **110Q**	**Adequação de Trecho Rodoviário - Pedra Branca - Divisa SE/AL - na BR-101/SE**	26 782							**44.948.736**
3106 110Q **0028**	Adequação de Trecho Rodoviário - Pedra Branca - Divisa SE/AL - na BR-101/SE - **No Estado de Sergipe**								44.948.736
	Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	44.948.736
3106 **110R**	**Adequação de Trecho Rodoviário - Divisa BA/SE - Entroncamento BR-235 - na BR-101/SE**	26 782							**26.969.242**
3106 110R **0028**	Adequação de Trecho Rodoviário - Divisa BA/SE - Entroncamento BR-235 - na BR-101/SE - **No Estado de Sergipe**								26.969.242
	Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	26.969.242
3106 **112N**	**Construção de Ponte sobre o Rio Jaguarão (Fronteira Brasil/Uruguai) - na BR-116/RS**	26 782							**4.494.874**
3106 112N **0043**	Construção de Ponte sobre o Rio Jaguarão (Fronteira Brasil/Uruguai) - na BR-116/RS - **No Estado do Rio Grande do Sul**								4.494.874
	Ponte construída (% de execução física): 1		F	4-INV	3	90	0	1000	4.494.874
3106 **113Y**	**(VETADO)**	**(VETADO)**							**(VETADO)**
3106 113Y **0011**	**(VETADO)**								(VETADO)
									(VETADO)
3106 **11VA**	**Construção de Trecho Rodoviário - Divisa PA/MT - Ribeirão Cascalheira - na BR-158/MT**	26 782							**53.938.482**
3106 11VA **0051**	Construção de Trecho Rodoviário - Divisa PA/MT - Ribeirão Cascalheira - na BR-158/MT - **No Estado de Mato Grosso**								53.938.482
	Trecho rodoviário construído (km): 2		F	4-INV	3	90	0	1000	53.938.482
3106 **123U**	**Adequação de Trecho Rodoviário - Entroncamento BR-116 (p/Guaíba) - Entroncamento BR-471 (Pântano Grande) - na BR-290/RS**	26 782							**63.938.482**
3106 123U **0043**	Adequação de Trecho Rodoviário - Entroncamento BR-116 (p/Guaíba) - Entroncamento BR-471 (Pântano Grande) - na BR-290/RS - **No Estado do Rio Grande do Sul**								63.938.482
	Trecho rodoviário adequado (km): 5		F	4-INV	3	90	0	1000	58.938.482
			F	4-INV	3	90	0	1011	5.000.000
3106 **1248**	**Construção de Trecho Rodoviário - Manaus - Divisa AM/RO - na BR-319/AM**	26 782							**53.938.482**
3106 1248 **0013**	Construção de Trecho Rodoviário - Manaus - Divisa AM/RO - na BR-319/AM - **No Estado do Amazonas**								53.938.482
	Trecho rodoviário construído (km): 3		F	4-INV	3	90	0	1000	53.938.482
3106 **12JL**	**Adequação de Trecho Rodoviário - Cascavel - Guaíra - na BR-163/PR**	26 782							**4.851**
3106 12JL **0041**	Adequação de Trecho Rodoviário - Cascavel - Guaíra - na BR-163/PR - **No Estado do Paraná**								4.851
	Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	4.851
3106 **12KF**	**Adequação de Trecho Rodoviário - São Miguel do Oeste - Divisa SC/PR - na BR-163/SC**	26 782							**17.979.495**
3106 12KF **0042**	Adequação de Trecho Rodoviário - São Miguel do Oeste - Divisa SC/PR - na BR-163/SC - **No Estado de Santa Catarina**								17.979.495
	Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	17.979.495
3106 **12KG**	**Adequação de Travessia Urbana em Santa Maria - na BR-158/287/RS**	26 782							**956.178**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 12KG **5066**	Adequação de Travessia Urbana em Santa Maria - na BR-158/287/RS - **No Município de Santa Maria - RS**								956.178
	Travessia urbana adequada (km): 1		F	4-INV	3	90	0	1000	956.178
3106 **12KY**	**Construção de Contorno Rodoviário em Cuiabá - nas BRs 070/163/364/MT**	26 782							**8.989.748**
3106 12KY **5314**	Construção de Contorno Rodoviário em Cuiabá - nas BRs 070/163/364/MT - **No Município de Cuiabá - MT**								8.989.748
	Contorno rodoviário construído (km): 1		F	4-INV	3	90	0	1000	8.989.748
3106 **13OZ**	**Construção de Trecho Rodoviário - Entroncamento TO-020 (Aparecida do Rio Negro) - Divisa TO/MA (Goiatins) - na BR-010/TO**	26 782							**10.438.663**
3106 13OZ **0017**	Construção de Trecho Rodoviário - Entroncamento TO-020 (Aparecida do Rio Negro) - Divisa TO/MA (Goiatins) - na BR-010/TO - **No Estado do Tocantins**								10.438.663
	Trecho rodoviário construído (km): 1		F	4-INV	2	90	0	1000	10.438.663
3106 **13SL**	**Construção de Trecho Rodoviário - Divisa PE/AL (Inajá) - Entroncamento BR-423 (Carié) - na BR-316/AL**	26 782							**169.758**
3106 13SL **0027**	Construção de Trecho Rodoviário - Divisa PE/AL (Inajá) - Entroncamento BR-423 (Carié) - na BR-316/AL - **No Estado de Alagoas**								169.758
	Trecho rodoviário construído (km): 1		F	4-INV	2	90	0	1000	169.758
3106 **13X5**	**Adequação de Travessia Urbana em Imperatriz - na BR-010/MA**	26 782							**27.169.242**
3106 13X5 **0021**	Adequação de Travessia Urbana em Imperatriz - na BR-010/MA - **No Estado do Maranhão**								200.000
	Travessia urbana adequada (km): 1		F	4-INV	7	90	0	1000	200.000
3106 13X5 **0638**	Adequação de Travessia Urbana em Imperatriz - na BR-010/MA - **No Município de Imperatriz - MA**								26.969.242
	Travessia urbana adequada (km): 1		F	4-INV	3	90	0	1000	26.969.242
3106 **13X6**	**Adequação de Trecho Rodoviário - Pacajús - Boqueirão do Cesário - na BR-116/CE**	26 782							**53.938.482**
3106 13X6 **0023**	Adequação de Trecho Rodoviário - Pacajús - Boqueirão do Cesário - na BR-116/CE - **No Estado do Ceará**								53.938.482
	Trecho rodoviário adequado (km): 2		F	4-INV	3	90	0	1000	53.938.482
3106 **13X7**	**Adequação de Trecho Rodoviário - Divisa PE/BA (Ibó) - Feira de Santana - na BR-116/BA**	26 782							**89.897.469**
3106 13X7 **0029**	Adequação de Trecho Rodoviário - Divisa PE/BA (Ibó) - Feira de Santana - na BR-116/BA - **No Estado da Bahia**								89.897.469
	Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	89.897.469
3106 **13XG**	**Construção de Trecho Rodoviário - Divisa BA/MG (Salto da Divisa) - Entroncamento MG-406 (Almenara) - na BR-367/MG**	26 782							**8.989.748**
3106 13XG **0031**	Construção de Trecho Rodoviário - Divisa BA/MG (Salto da Divisa) - Entroncamento MG-406 (Almenara) - na BR-367/MG - **No Estado de Minas Gerais**								8.989.748
	Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	8.989.748
3106 **13YE**	**Adequação de Trecho Rodoviário - Entroncamento BR-104/408/PB-095 (Campina Grande) - Entroncamento BR-110/361 (Patos) - na BR-230/PB**	26 782							**97.958.989**
3106 13YE **0025**	Adequação de Trecho Rodoviário - Entroncamento BR-104/408/PB-095 (Campina Grande) - Entroncamento BR-110/361 (Patos) - na BR-230/PB - **No Estado da Paraíba**								97.958.989
	Trecho rodoviário adequado (km): 5		F	4-INV	2	90	0	1000	10.000.000
			F	4-INV	3	90	0	1000	51.625.406
			F	4-INV	3	90	0	1011	34.333.583
			F	4-INV	7	90	0	1000	2.000.000
3106 **13YK**	**Construção de Trecho Rodoviário - Laranjal do Jari - Entroncamento BR-210/AP-030 - na BR-156/AP**	26 782							**35.958.989**
3106 13YK **0016**	Construção de Trecho Rodoviário - Laranjal do Jari - Entroncamento BR-210/AP-030 - na BR-156/AP - **No Estado do Amapá**								35.958.989
	Trecho rodoviário construído (km): 3		F	4-INV	3	90	0	1000	35.958.989
3106 **1418**	**Construção de Trecho Rodoviário - Ferreira Gomes - Oiapoque (Fronteira com a Guiana Francesa) - na BR-156/AP**	26 782							**35.958.989**
3106 1418 **0016**	Construção de Trecho Rodoviário - Ferreira Gomes - Oiapoque (Fronteira com a Guiana Francesa) - na BR-156/AP - **No Estado do Amapá**								35.958.989
	Trecho rodoviário construído (km): 2		F	4-INV	3	90	0	1000	35.958.989
3106 **1490**	**Construção de Trecho Rodoviário - Divisa MT/PA - Santarém - na BR-163/PA**	26 782							**11.686.672**
3106 1490 **0015**	Construção de Trecho Rodoviário - Divisa MT/PA - Santarém - na BR-163/PA - **No Estado do Pará**								11.686.672
	Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	11.686.672

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 **14LV**	**Adequação de Travessia Urbana em Juazeiro - nas BRs 235/407/BA**	26 782							**26.969.242**
3106 14LV **2143**	Adequação de Travessia Urbana em Juazeiro - nas BRs 235/407/BA - **No Município de Juazeiro - BA** Travessia urbana adequada (km): 3		F	4-INV	3	90	0	1000	26.969.242 26.969.242
3106 **14PC**	**Construção da Segunda Ponte sobre o Rio Guaíba e Acessos - na BR-116/290/RS**	26 782							**4.494.874**
3106 14PC **0043**	Construção da Segunda Ponte sobre o Rio Guaíba e Acessos - na BR-116/290/RS - **No Estado do Rio Grande do Sul** Ponte construída (% de execução física): 1		F	4-INV	3	90	0	1000	4.494.874 4.494.874
3106 **14X0**	**Adequação de Trecho Rodoviário - Entroncamento BR-232 (São Caetano) - Entroncamento BR-424/PE-218 (Garanhuns) - na BR-423/PE**	26 782							**26.969.242**
3106 14X0 **0026**	Adequação de Trecho Rodoviário - Entroncamento BR-232 (São Caetano) - Entroncamento BR-424/PE-218 (Garanhuns) - na BR-423/PE - **No Estado de Pernambuco** Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	26.969.242 26.969.242
3106 **14X3**	**Construção de Trecho Rodoviário - Arco Metropolitano de Recife - na BR-101/PE**	26 782							**1.004.851**
3106 14X3 **0026**	Construção de Trecho Rodoviário - Arco Metropolitano de Recife - na BR-101/PE - **No Estado de Pernambuco** Trecho rodoviário construído (km): 2		F	4-INV	3	90	0	1000	1.004.851 1.004.851
3106 **15ZV**	**Construção de Pontes - Trecho Rococó - São Francisco - na BR-210/RR**	26 782							**17.979.495**
3106 15ZV **0014**	Construção de Pontes - Trecho Rococó - São Francisco - na BR-210/RR - **No Estado de Roraima** Ponte construída (% de execução física): 1		F	4-INV	3	90	0	1000	17.979.495 17.979.495
3106 **161M**	**Adequação de Trecho Rodoviário - Entr. AL-115(A) - Acesso a Pilar - na BR-316/AL**	26 782							**169.758**
3106 161M **0027**	Adequação de Trecho Rodoviário - Entr. AL-115(A) - Acesso a Pilar - na BR-316/AL - **No Estado de Alagoas** Trecho rodoviário adequado (km): 1		F	4-INV	2	90	0	1000	169.758 169.758
3106 **161N**	**Construção do Arco Metropolitano de Maceió - na BR-316/424/AL**	26 782							**53.938.482**
3106 161N **0027**	Construção do Arco Metropolitano de Maceió - na BR-316/424/AL - **No Estado de Alagoas** Arco metropolitano construído (km): 7		F	4-INV	3	90	0	1000	53.938.482 53.938.482
3106 **161O**	**Adequação de Trecho Rodoviário - Div. PE/AL - Praça Centenário (Maceió) - na BR-104/AL**	26 782							**21.232.430**
3106 161O **0027**	Adequação de Trecho Rodoviário - Div. PE/AL - Praça Centenário (Maceió) - na BR-104/AL - **No Estado de Alagoas** Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	21.232.430 21.232.430
3106 **161S**	**Adequação de Trecho Rodoviário - Div. CE/RN - Entr. BR-226(A) - na BR-304/RN**	26 782							**8.989.748**
3106 161S **0024**	Adequação de Trecho Rodoviário - Div. CE/RN - Entr. BR-226(A) - na BR-304/RN - **No Estado do Rio Grande do Norte** Trecho rodoviário adequado (km): 5		F	4-INV	3	90	0	1000	8.989.748 8.989.748
3106 **161U**	**Construção da Ponte sobre o Rio Xingu e Acessos - na BR-230/PA**	26 782							**107.876.963**
3106 161U **0015**	Construção da Ponte sobre o Rio Xingu e Acessos - na BR-230/PA - **No Estado do Pará** Ponte construída (% de execução física): 1		F	4-INV	3	90	0	1000	107.876.963 107.876.963
3106 **163E**	**Adequação de Trecho Rodoviário - Estádio Municipal (Demerval Lobão) - Entr. BR-343(B) (Estaca Zero) - na BR-316/PI**	26 782							**8.989.748**
3106 163E **0022**	Adequação de Trecho Rodoviário - Estádio Municipal (Demerval Lobão) - Entr. BR-343(B) (Estaca Zero) - na BR-316/PI - **No Estado do Piauí** Trecho rodoviário adequado (km): 2		F	4-INV	3	90	0	1000	8.989.748 8.989.748
3106 **163F**	**Adequação de Trecho Rodoviário – Barreiras – Luís Eduardo Magalhães - na BR-242/BA**	26 782							**956.178**
3106 163F **0029**	Adequação de Trecho Rodoviário – Barreiras – Luís Eduardo Magalhães - na BR-242/BA - **No Estado da Bahia** Trecho rodoviário adequado (km): 5		F	4-INV	3	90	0	1000	956.178 956.178
3106 **163G**	**Adequação de Trecho Rodoviário – Divisa PA/MA – Div MA/PI (Timon) – na BR-316/MA**	26 782							**956.178**
3106 163G **0021**	Adequação de Trecho Rodoviário – Divisa PA/MA – Div MA/PI (Timon) – na BR-316/MA - **No Estado do Maranhão** Trecho rodoviário adequado (km): 2		F	4-INV	3	90	0	1000	956.178 956.178
3106 **163H**	**Adequação de Trecho Rodoviário – Entr. BR-101 – Div ES/MG – na BR-262/ES**	26 782							**8.989.748**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106	163H	**0032**	Adequação de Trecho Rodoviário – Entr. BR-101 – Div ES/MG – na BR-262/ES - **No Estado do Espírito Santo**								8.989.748
			Trecho rodoviário adequado (km): 6		F	4-INV	3	90	0	1000	8.989.748
3106	**163I**		**Construção de Contorno Rodoviário em Guaíra - na BR-163/PR**	26 782							**956.178**
3106	163I	**0041**	Construção de Contorno Rodoviário em Guaíra - na BR-163/PR - **No Estado do Paraná**								956.178
			Contorno rodoviário construído (km): 1		F	4-INV	3	90	0	1000	956.178
3106	**163J**		**Construção de Trecho Rodoviário - Cocos – Div BA/GO – na BR-030/BA**	26 782							**26.969.242**
3106	163J	**0029**	Construção de Trecho Rodoviário - Cocos – Div BA/GO – na BR-030/BA - **No Estado da Bahia**								26.969.242
			Trecho rodoviário construído (km): 8		F	4-INV	3	90	0	1000	26.969.242
3106	**163K**		**Construção de Trecho Rodoviário – Div MA/PI – Entr. BR-135(A)/235(A) (Bom Jesus) - na BR-330/PI**	26 782							**8.989.748**
3106	163K	**0022**	Construção de Trecho Rodoviário – Div MA/PI – Entr. BR-135(A)/235(A) (Bom Jesus) - na BR-330/PI - **No Estado do Piauí**								8.989.748
			Trecho rodoviário construído (km): 5		F	4-INV	3	90	0	1000	8.989.748
3106	**163Q**		**Intervenções para Recuperação e Restauração de Rodovias Federais**	26 782							**8.903.279.057**
3106	163Q	**0001**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Nacional**								696.397.435
			Intervenção realizada (% de execução física): 1		F	4-INV	2	90	0	1000	695.397.435
					F	4-INV	2	90	0	1011	1.000.000
3106	163Q	**0010**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Na Região Norte**								2.418.955.479
			Intervenção realizada (% de execução física): 100		F	4-INV	2	90	0	1000	130.000.000
					F	4-INV	3	90	0	1000	1.104.822.067
					F	4-INV	3	90	0	1011	1.184.133.412
3106	163Q	**0020**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Na Região Nordeste**								2.289.143.342
			Intervenção realizada (% de execução física): 100		F	4-INV	3	90	0	1000	2.284.143.342
					F	4-INV	3	90	0	1011	5.000.000
3106	163Q	**0030**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Na Região Sudeste**								789.329.461
			Intervenção realizada (% de execução física): 100		F	4-INV	3	90	0	1000	180.757.800
					F	4-INV	3	90	0	1011	608.571.661
3106	163Q	**0040**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Na Região Sul**								1.459.981.764
			Intervenção realizada (% de execução física): 100		F	4-INV	3	90	0	1000	884.072.673
					F	4-INV	3	90	0	1144	575.909.091
3106	163Q	**0050**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Na Região Centro-Oeste**								1.218.771.576
			Intervenção realizada (% de execução física): 100		F	4-INV	3	90	0	1000	1.218.771.576
3106	163Q	**0052**	Intervenções para Recuperação e Restauração de Rodovias Federais - **No Estado de Goiás**								500.000
			Intervenção realizada (% de execução física): 1		F	4-INV	6	99	0	1000	500.000
3106	163Q	**7001**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Trecho Miranda do Norte - Santa Luzia - na BR-222/MA**								200.000
			Intervenção realizada (% de execução física): 1		F	4-INV	7	90	0	1000	200.000
3106	163Q	**7005**	Intervenções para Recuperação e Restauração de Rodovias Federais - **Trecho Divisa SP/MS - Fronteira Brasil/Bolívia - na BR-262/MS**								30.000.000
			Intervenção realizada (% de execução física): 4		F	4-INV	7	90	0	1000	30.000.000
3106	**163X**		**Construção da Ponte Sobre o Rio Paranaíba em Itumbiara/GO e seus Acessos - Na BR-153/GO/MG**	26 782							**400.000**
3106	163X	**0052**	Construção da Ponte Sobre o Rio Paranaíba em Itumbiara/GO e seus Acessos - Na BR-153/GO/MG - **No Estado de Goiás**								400.000
			Ponte construída (% de execução física): 1		F	4-INV	7	90	0	1000	400.000
3106	**165A**		**Construção de Ponte sobre o Rio Uruguai - Barra do Guarita/RS-Itapiranga/SC - na BR-163/SC/RS**	26 782							**37.485.021**
3106	165A	**0042**	Construção de Ponte sobre o Rio Uruguai - Barra do Guarita/RS-Itapiranga/SC - na BR-163/SC/RS - **No Estado de Santa Catarina**								37.485.021
			Ponte construída (% de execução física): 2		F	4-INV	2	90	0	1000	1.485.021
					F	4-INV	7	90	0	1000	36.000.000
3106	**165F**		**Adequação de Trecho Rodoviário - Imperatriz/ Açailândia - na BR-010/MA**	26 782							**4.851**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106	165F	**0549**	Adequação de Trecho Rodoviário - Imperatriz/ Açailândia - na BR-010/MA - **No Município de Açailândia - MA**								4.851
			Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	4.851
3106	**165I**		**Construção do Contorno Rodoviário de Goiânia - na BR-153/GO**	26 782							**6.000.000**
3106	165I	**0052**	Construção do Contorno Rodoviário de Goiânia - na BR-153/GO - **No Estado de Goiás**								6.000.000
			Contorno rodoviário construído (km): 1		F	4-INV	7	90	0	1000	6.000.000
3106	**165Q**		**Adequação de Trecho Rodoviário - Uberlândia - Luizlâdia do Oeste - na BR-365/MG**	26 782							**8.899.851**
3106	165Q	**2788**	Adequação de Trecho Rodoviário - Uberlândia - Luizlâdia do Oeste - na BR-365/MG - **No Município de Luislândia - MG**								8.899.851
			Trecho rodoviário adequado (km): 8		F	4-INV	2	90	0	1000	8.899.851
3106	**167L**		**Construção do Contorno de Ilhéus - na BR-415/BA**	26 782							**8.989.748**
3106	167L	**0029**	Construção do Contorno de Ilhéus - na BR-415/BA - **No Estado da Bahia**								8.989.748
			Contorno rodoviário construído (km): 3		F	4-INV	3	90	0	1000	8.989.748
3106	**167Q**		**Construção da Ponte sobre o Rio Tocantins (Juscelino Kubitschek), localizada na BR-226/TO**	26 782							**8.989.748**
3106	167Q	**0017**	Construção da Ponte sobre o Rio Tocantins (Juscelino Kubitschek), localizada na BR-226/TO - **No Estado do Tocantins**								8.989.748
			Ponte construída (% de execução física): 1		F	4-INV	3	90	0	1000	8.989.748
3106	**167R**		**Construção de Trecho Rodoviário - Barragem de Fronteiras na Rodovia Tronco Norte - BR-226/CE e BR-404/CE**	26 782							**17.979.495**
3106	167R	**0023**	Construção de Trecho Rodoviário - Barragem de Fronteiras na Rodovia Tronco Norte - BR-226/CE e BR-404/CE - **No Estado do Ceará**								17.979.495
			Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	17.979.495
3106	**169T**		**Construção da nova ponte sobre o Rio Jequitinhonha na BR-101/BA-Divisa SE/BA/ES-Entr. BA-274 (Santa Maria Eterna)–Entr. BA-275(A) (Itapebi)**	26 782							**46.190.674**
3106	169T	**0029**	Construção da nova ponte sobre o Rio Jequitinhonha na BR-101/BA-Divisa SE/BA/ES-Entr. BA-274 (Santa Maria Eterna)–Entr. BA-275(A) (Itapebi) - **No Estado da Bahia**								46.190.674
			Ponte construída (% de execução física): 100		F	4-INV	3	90	0	1000	46.190.674
3106	**169Y**		**Adequação de Trecho Rodoviário Divisa GO/MS - Fronteira Brasil/Paraguai (Ponte sobre o Rio Apa) - na BR 060/MS**	26 782							**2.000.000**
3106	169Y	**0054**	Adequação de Trecho Rodoviário Divisa GO/MS - Fronteira Brasil/Paraguai (Ponte sobre o Rio Apa) - na BR 060/MS - **No Estado de Mato Grosso do Sul**								2.000.000
			Trecho adequado (km): 1		F	4-INV	3	90	0	1000	2.000.000
3106	**1C09**		**Construção de Trecho Rodoviário - São Desidério - Divisa BA/MG - na BR-135/BA**	26 782							**13.484.621**
3106	1C09	**0029**	Construção de Trecho Rodoviário - São Desidério - Divisa BA/MG - na BR-135/BA - **No Estado da Bahia**								13.484.621
			Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	13.484.621
3106	**5E15**		**Construção de Trecho Rodoviário - Peixe - Paranã - Taguatinga - na BR-242/TO**	26 782							**15.494.874**
3106	5E15	**0017**	Construção de Trecho Rodoviário - Peixe - Paranã - Taguatinga - na BR-242/TO - **No Estado do Tocantins**								15.494.874
			Trecho rodoviário construído (km): 2		F	4-INV	2	90	0	1000	10.000.000
					F	4-INV	3	90	0	1000	4.494.874
					F	4-INV	3	90	0	1011	1.000.000
3106	**7242**		**Construção de Trecho Rodoviário - Cantá - Novo Paraíso - na BR-432/RR**	26 782							**4.494.874**
3106	7242	**0014**	Construção de Trecho Rodoviário - Cantá - Novo Paraíso - na BR-432/RR - **No Estado de Roraima**								4.494.874
			Trecho rodoviário construído (km): 4		F	4-INV	3	90	0	1000	4.494.874
3106	**7530**		**Adequação de Trecho Rodoviário - Navegantes - Rio do Sul - na BR-470/SC**	26 782							**47.448.736**
3106	7530	**0042**	Adequação de Trecho Rodoviário - Navegantes - Rio do Sul - na BR-470/SC - **No Estado de Santa Catarina**								47.448.736
			Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	45.948.736
					F	4-INV	6	99	0	1000	1.000.000
					F	4-INV	7	90	0	1000	500.000
3106	**7624**		**Adequação de Trecho Rodoviário - Divisa AL/PE - Divisa AL/SE - na BR-101/AL**	26 782							**53.938.482**
3106	7624	**0027**	Adequação de Trecho Rodoviário - Divisa AL/PE - Divisa AL/SE - na BR-101/AL - **No Estado de Alagoas**								53.938.482
			Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	53.938.482
3106	**7E79**		**Construção de Trecho Rodoviário - Uruaçu - Divisa GO/MT - na BR-080/GO**	26 782							**26.969.242**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 7E79 **0052**	Construção de Trecho Rodoviário - Uruaçu - Divisa GO/MT - na BR-080/GO - **No Estado de Goiás** Trecho rodoviário construído (km): 3								26.969.242
			F	4-INV	3	90	0	1000	26.969.242
3106 **7F51**	**Construção de Trecho Rodoviário - Divisa PI/BA - Divisa BA/SE - na BR-235/BA**	26 782							**4.494.874**
3106 7F51 **0029**	Construção de Trecho Rodoviário - Divisa PI/BA - Divisa BA/SE - na BR-235/BA - **No Estado da Bahia** Trecho rodoviário construído (km): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7K23**	**Construção de Trecho Rodoviário - Porto Camargo - Campo Mourão - Na BR-487/PR**	26 782							**41.028.511**
3106 7K23 **0041**	Construção de Trecho Rodoviário - Porto Camargo - Campo Mourão - Na BR-487/PR - **No Estado do Paraná** Trecho rodoviário construído (km): 2								41.028.511
			F	4-INV	3	90	0	1000	40.028.511
			F	4-INV	7	90	0	1000	1.000.000
3106 **7L04**	**Adequação de Trecho Rodoviário - Porto Alegre - Pelotas - na BR-116/RS**	26 782							**71.917.976**
3106 7L04 **0043**	Adequação de Trecho Rodoviário - Porto Alegre - Pelotas - na BR-116/RS - **No Estado do Rio Grande do Sul** Trecho rodoviário adequado (km): 3								71.917.976
			F	4-INV	3	90	0	1000	71.917.976
3106 **7L92**	**Construção de Ponte sobre o Rio Araguaia em Xambioá - na BR-153/TO**	26 782							**26.969.242**
3106 7L92 **0548**	Construção de Ponte sobre o Rio Araguaia em Xambioá - na BR-153/TO - **No Município de Xambioá - TO** Ponte construída (% de execução física): 1								26.969.242
			F	4-INV	3	90	0	1000	26.969.242
3106 **7M88**	**Adequação de Trecho Rodoviário - Entroncamento PE-160 - Entroncamento PE-149 (Km 19,8 ao 71,2) - na BR-104/PE**	26 782							**4.494.874**
3106 7M88 **0026**	Adequação de Trecho Rodoviário - Entroncamento PE-160 - Entroncamento PE-149 (Km 19,8 ao 71,2) - na BR-104/PE - **No Estado de Pernambuco** Trecho rodoviário adequado (km): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7M91**	**Construção de Contorno Rodoviário em Maringá - na BR-376/PR**	26 782							**48.028.512**
3106 7M91 **0041**	Construção de Contorno Rodoviário em Maringá - na BR-376/PR - **No Estado do Paraná** Contorno rodoviário construído (km): 2								48.028.512
			F	4-INV	2	90	0	1000	5.000.000
			F	4-INV	3	90	0	1000	40.028.512
			F	4-INV	7	90	0	1000	3.000.000
3106 **7N22**	**Construção de Trecho Rodoviário - Divisa BA/PI - Divisa PI/MA - na BR-235/PI**	26 782							**4.851**
3106 7N22 **0022**	Construção de Trecho Rodoviário - Divisa BA/PI - Divisa PI/MA - na BR-235/PI - **No Estado do Piauí** Trecho rodoviário construído (km): 1								4.851
			F	4-INV	3	90	0	1000	4.851
3106 **7N85**	**Construção de Trecho Rodoviário - Timbé do Sul - Divisa SC/RS - Na BR-285/SC**	26 782							**365.158**
3106 7N85 **0042**	Construção de Trecho Rodoviário - Timbé do Sul - Divisa SC/RS - Na BR-285/SC - **No Estado de Santa Catarina** Trecho rodoviário construído (km): 1								365.158
			F	4-INV	3	90	0	1000	365.158
3106 **7P87**	**Adequação de Travessia Urbana em Ji-Paraná - na BR-364/RO**	26 782							**8.989.748**
3106 7P87 **0111**	Adequação de Travessia Urbana em Ji-Paraná - na BR-364/RO - **No Município de Ji-Paraná - RO** Travessia urbana adequada (km): 1								8.989.748
			F	4-INV	3	90	0	1000	8.989.748
3106 **7R82**	**Adequação de Trecho Rodoviário - Divisa DF/GO - Divisa GO/BA - na BR-020/GO**	26 782							**75.958.989**
3106 7R82 **0052**	Adequação de Trecho Rodoviário - Divisa DF/GO - Divisa GO/BA - na BR-020/GO - **No Estado de Goiás** Trecho rodoviário adequado (km): 6								75.958.989
			F	4-INV	3	90	0	1000	75.958.989
3106 **7S57**	**Construção de Trecho Rodoviário - Entroncamento BR-163 (Rio Verde de Mato Grosso) - Entroncamento BR-262 (Aquidauana) - na BR-419/MS**	26 782							**55.948.736**
3106 7S57 **0054**	Construção de Trecho Rodoviário - Entroncamento BR-163 (Rio Verde de Mato Grosso) - Entroncamento BR-262 (Aquidauana) - na BR-419/MS - **No Estado de Mato Grosso do Sul** Trecho rodoviário construído (km): 4								55.948.736
			F	4-INV	3	90	0	1000	44.948.736
			F	4-INV	3	90	0	1011	1.000.000
			F	4-INV	7	90	0	1000	10.000.000
3106 **7S61**	**Construção de Trecho Rodoviário - Novo Repartimento - Tucuruí - na BR-422/PA**	26 782							**44.948.736**
3106 7S61 **0015**	Construção de Trecho Rodoviário - Novo Repartimento - Tucuruí - na BR-422/PA - **No Estado do Pará** Trecho rodoviário construído (km): 2								44.948.736
			F	4-INV	3	90	0	1000	44.948.736

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106	**7S62**		**Construção de Trecho Rodoviário - Viseu - Bragança - na BR-308/PA**	26 782							**26.969.242**
3106	7S62	**0015**	Construção de Trecho Rodoviário - Viseu - Bragança - na BR-308/PA - **No Estado do Pará**								26.969.242
			Trecho rodoviário construído (km): 3		F	4-INV	3	90	0	1000	26.969.242
3106	**7S75**		**Adequação de Trecho Rodoviário - Entroncamento BR-226 - Entroncamento BR-101 (Reta Tabajara) - na BR-304/RN**	26 782							**44.948.736**
3106	7S75	**0024**	Adequação de Trecho Rodoviário - Entroncamento BR-226 - Entroncamento BR-101 (Reta Tabajara) - na BR-304/RN - **No Estado do Rio Grande do Norte**								44.948.736
			Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	44.948.736
3106	**7S80**		**Construção de Contorno Rodoviário em Barra do Garças - na BR-070/MT**	26 782							**4.851**
3106	7S80	**0051**	Construção de Contorno Rodoviário em Barra do Garças - na BR-070/MT - **No Estado de Mato Grosso**								4.851
			Contorno rodoviário construído (km): 1		F	4-INV	3	90	0	1000	4.851
3106	**7S97**		**Construção de Contorno Rodoviário - no Município de Brasiléia - na BR-317/AC**	26 782							**17.979.495**
3106	7S97	**0154**	Construção de Contorno Rodoviário - no Município de Brasiléia - na BR-317/AC - **No Município de Brasiléia - AC**								17.979.495
			Contorno rodoviário construído (km): 1		F	4-INV	3	90	0	1000	17.979.495
3106	**7T98**		**Adequação de Trecho Rodoviário - km 0 (Cabedelo) - km 28 (Oitizeiro) - na BR-230/PB**	26 782							**62.928.229**
3106	7T98	**0025**	Adequação de Trecho Rodoviário - km 0 (Cabedelo) - km 28 (Oitizeiro) - na BR-230/PB - **No Estado da Paraíba**								62.928.229
			Trecho rodoviário adequado (km): 3		F	4-INV	3	90	0	1000	62.928.229
3106	**7U06**		**Construção de Acesso Rodoviário ao Terminal Portuário de Capuaba - na BR-447/ES**	26 782							**58.938.482**
3106	7U06	**0032**	Construção de Acesso Rodoviário ao Terminal Portuário de Capuaba - na BR-447/ES - **No Estado do Espírito Santo**								58.938.482
			Acesso rodoviário construído (km): 2		F	4-INV	3	90	0	1000	53.938.482
					F	4-INV	7	90	0	1000	5.000.000
3106	**7U07**		**Construção de Trecho Rodoviário - Colônia Leopoldina - Ibateguara - na BR-416/AL**	26 782							**8.989.748**
3106	7U07	**0027**	Construção de Trecho Rodoviário - Colônia Leopoldina - Ibateguara - na BR-416/AL - **No Estado de Alagoas**								8.989.748
			Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	8.989.748
3106	**7U22**		**Adequação de Trecho Rodoviário - Entroncamento BR-277 (acesso Cascavel) - Marmelândia - na BR-163/PR**	26 782							**956.178**
3106	7U22	**0041**	Adequação de Trecho Rodoviário - Entroncamento BR-277 (acesso Cascavel) - Marmelândia - na BR-163/PR - **No Estado do Paraná**								956.178
			Trecho rodoviário adequado (km): 1		F	4-INV	3	90	0	1000	956.178
3106	**7V00**		**Construção de Trecho Rodoviário - Entroncamento BR-316 (Início do contorno de Timon) - Povoado Montividel - na BR-226/MA**	26 782							**8.989.748**
3106	7V00	**0021**	Construção de Trecho Rodoviário - Entroncamento BR-316 (Início do contorno de Timon) - Povoado Montividel - na BR-226/MA - **No Estado do Maranhão**								8.989.748
			Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	8.989.748
3106	**7V18**		**Construção de Trecho Rodoviário - Divisa GO/BA - Divisa BA/PI - na BR-020/BA**	26 782							**4.494.874**
3106	7V18	**0029**	Construção de Trecho Rodoviário - Divisa GO/BA - Divisa BA/PI - na BR-020/BA - **No Estado da Bahia**								4.494.874
			Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	4.494.874
3106	**7V19**		**Construção de Trecho Rodoviário - Entroncamento BR-135/BA-594 (Cocos) - Acesso a Cariranha - na BR-030/BA**	26 782							**4.494.874**
3106	7V19	**0029**	Construção de Trecho Rodoviário - Entroncamento BR-135/BA-594 (Cocos) - Acesso a Cariranha - na BR-030/BA - **No Estado da Bahia**								4.494.874
			Trecho rodoviário construído (km): 1		F	4-INV	3	90	0	1000	4.494.874
3106	**7V83**		**Construção de Ponte sobre o Rio Juruá com Acesso a Rodrigues Alves - na BR-364/AC**	26 782							**7.956.178**
3106	7V83	**0012**	Construção de Ponte sobre o Rio Juruá com Acesso a Rodrigues Alves - na BR-364/AC - **No Estado do Acre**								7.956.178
			Ponte construída (% de execução física): 3		F	4-INV	3	90	0	1000	956.178
					F	4-INV	3	90	0	1011	1.000.000
					F	4-INV	7	90	0	1000	6.000.000
3106	**7V99**		**Construção de Trecho Rodoviário - Bonfim - Normandia - na BR-401/RR**	26 782							**40.291.061**
3106	7V99	**0014**	Construção de Trecho Rodoviário - Bonfim - Normandia - na BR-401/RR - **No Estado de Roraima**								40.291.061
			Trecho rodoviário construído (km): 6		F	4-INV	3	90	0	1000	4.494.874
					F	4-INV	7	90	0	1000	35.796.187

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 **7W07**	**Adequação de Trecho Rodoviário - Castanhal - Santa Maria do Pará - Trevo de Salinópolis - Divisa PA/MA - na BR-316/PA**	26 782							**26.969.242**
3106 7W07 **0015**	Adequação de Trecho Rodoviário - Castanhal - Santa Maria do Pará - Trevo de Salinópolis - Divisa PA/MA - na BR-316/PA - **No Estado do Pará** Trecho rodoviário adequado (km): 2								26.969.242
			F	4-INV	3	90	0	1000	26.969.242
3106 **7W67**	**Construção do Viaduto do Gancho nos Municípios de Natal e São Gonçalo do Amarante - na BR-406/RN**	26 782							**4.494.874**
3106 7W67 **0024**	Construção do Viaduto do Gancho nos Municípios de Natal e São Gonçalo do Amarante - na BR-406/RN - **No Estado do Rio Grande do Norte** Viaduto construído (% de execução física): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7W84**	**Adequação de Trecho Rodoviário - Trecho Estiva - Entroncamento BR-222 (Miranda do Norte) - na BR-135/MA**	26 782							**54.138.482**
3106 7W84 **0021**	Adequação de Trecho Rodoviário - Trecho Estiva - Entroncamento BR-222 (Miranda do Norte) - na BR-135/MA - **No Estado do Maranhão** Trecho rodoviário adequado (km): 3								54.138.482
			F	4-INV	3	90	0	1000	53.938.482
			F	4-INV	7	90	0	1000	200.000
3106 **7W95**	**Adequação de Trecho Rodoviário - Teresina - Parnaíba - na BR-343/PI**	26 782							**53.938.482**
3106 7W95 **0022**	Adequação de Trecho Rodoviário - Teresina - Parnaíba - na BR-343/PI - **No Estado do Piauí** Trecho rodoviário adequado (km): 3								53.938.482
			F	4-INV	3	90	0	1000	53.938.482
3106 **7X34**	**Construção de Anel Rodoviário em Três Lagoas - nas BRs 262/158/MS**	26 782							**46.948.736**
3106 7X34 **5275**	Construção de Anel Rodoviário em Três Lagoas - nas BRs 262/158/MS - **No Município de Três Lagoas - MS** Anel rodoviário construído (km): 3								46.948.736
			F	4-INV	3	90	0	1000	44.948.736
			F	4-INV	3	90	0	1011	1.000.000
			F	4-INV	7	90	0	1000	1.000.000
3106 **7X42**	**Adequação da Travessia Urbana de Petrolina nas BR's-407/428/PE**	26 782							**44.948.736**
3106 7X42 **1689**	Adequação da Travessia Urbana de Petrolina nas BR's-407/428/PE - **No Município de Petrolina - PE** Travessia urbana adequada (km): 2								44.948.736
			F	4-INV	3	90	0	1000	44.948.736
3106 **7X78**	**Adequação de Trecho Rodoviário - São José dos Ausentes - Divisa RS/SC - na BR-285/RS**	26 782							**26.969.242**
3106 7X78 **0043**	Adequação de Trecho Rodoviário - São José dos Ausentes - Divisa RS/SC - na BR-285/RS - **No Estado do Rio Grande do Sul** Trecho rodoviário adequado (km): 2								26.969.242
			F	4-INV	3	90	0	1000	26.969.242
3106 **7X96**	**Construção de Ponte sobre o Rio Uruguai (Fronteira Brasil/Argentina) - na BR-392/RS**	26 782							**4.494.874**
3106 7X96 **0043**	Construção de Ponte sobre o Rio Uruguai (Fronteira Brasil/Argentina) - na BR-392/RS - **No Estado do Rio Grande do Sul** Ponte construída (% de execução física): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7XG6**	**Adequação de Trecho Rodoviário - Bataguassu - Porto Murtinho - na BR-267/MS**	26 782							**129.088.312**
3106 7XG6 **0054**	Adequação de Trecho Rodoviário - Bataguassu - Porto Murtinho - na BR-267/MS - **No Estado de Mato Grosso do Sul** Trecho rodoviário adequado (km): 10								129.088.312
			F	4-INV	3	90	0	1000	98.088.312
			F	4-INV	3	90	0	1011	1.000.000
			F	4-INV	7	90	0	1000	30.000.000
3106 **7XI6**	**Adequação de Trecho Rodoviário - Porto Alegre - Novo Hamburgo - na BR-116/RS**	26 782							**107.876.963**
3106 7XI6 **0043**	Adequação de Trecho Rodoviário - Porto Alegre - Novo Hamburgo - na BR-116/RS - **No Estado do Rio Grande do Sul** Trecho rodoviário adequado (km): 2								107.876.963
			F	4-INV	3	90	0	1000	107.876.963
3106 **7XI7**	**Adequação de Trecho Rodoviário - Erechim - Passo Fundo - na BR-153/RS**	26 782							**16.350.000**
3106 7XI7 **0043**	Adequação de Trecho Rodoviário - Erechim - Passo Fundo - na BR-153/RS - **No Estado do Rio Grande do Sul** Trecho adequado (km): 3								16.350.000
			F	4-INV	6	90	0	1000	1.000.000
			F	4-INV	7	90	0	1000	15.350.000
3106 **7XI8**	**Adequação de Ponte sobre o rio Ibicuí - na BR-472/RS**	26 782							**4.494.874**
3106 7XI8 **0043**	Adequação de Ponte sobre o rio Ibicuí - na BR-472/RS - **No Estado do Rio Grande do Sul** Ponte adequada (% de execução física): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7XJ0**	**Construção de Trecho Rodoviário - Jacuí - Alpinópolis - na BR-265/MG**	26 782							**4.494.874**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 7XJ0 **0031**	Construção de Trecho Rodoviário - Jacuí - Alpinópolis - na BR-265/MG - **No Estado de Minas Gerais** Trecho rodoviário construído (km): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7XJ4**	**Construção de Trecho Rodoviário - Maraú - Entroncamento BR-101 - na BR-030/BA**	26 782							**22.474.368**
3106 7XJ4 **0029**	Construção de Trecho Rodoviário - Maraú - Entroncamento BR-101 - na BR-030/BA - **No Estado da Bahia** Trecho rodoviário construído (km): 1								22.474.368
			F	4-INV	3	90	0	1000	22.474.368
3106 **7XJ5**	**Adequação de Trecho Rodoviário - Florianópolis - São Miguel do Oeste - na BR-282/SC**	26 782							**46.583.485**
3106 7XJ5 **0042**	Adequação de Trecho Rodoviário - Florianópolis - São Miguel do Oeste - na BR-282/SC - **No Estado de Santa Catarina** Trecho rodoviário adequado (km): 3								46.583.485
			F	4-INV	2	90	0	1000	15.000.000
			F	4-INV	3	90	0	1000	31.083.485
			F	4-INV	7	90	0	1000	500.000
3106 **7XM0**	**Construção de Contorno Rodoviário em Feira de Santana - na BR-324/BA**	26 782							**26.969.242**
3106 7XM0 **2056**	Construção de Contorno Rodoviário em Feira de Santana - na BR-324/BA - **No Município de Feira de Santana - BA** Contorno rodoviário construído (km): 2								26.969.242
			F	4-INV	3	90	0	1000	26.969.242
3106 **7XM3**	**Adequação de Trecho Rodoviário - km 65 - km 187 - na BR-070/GO**	26 782							**26.969.242**
3106 7XM3 **0052**	Adequação de Trecho Rodoviário - km 65 - km 187 - na BR-070/GO - **No Estado de Goiás** Trecho rodoviário adequado (km): 1								26.969.242
			F	4-INV	3	90	0	1000	26.969.242
3106 **7XM5**	**Construção de Ponte sobre o rio Parnaíba na Divisa PI/MA - na BR-330/PI**	26 782							**4.494.874**
3106 7XM5 **0022**	Construção de Ponte sobre o rio Parnaíba na Divisa PI/MA - na BR-330/PI - **No Estado do Piauí** Ponte construída (% de execução física): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7XM6**	**Adequação de Travessia Urbana em Ijuí - Na BR-285/RS**	26 782							**41.858.989**
3106 7XM6 **0043**	Adequação de Travessia Urbana em Ijuí - Na BR-285/RS - **No Estado do Rio Grande do Sul** Travessia urbana adequada (km): 3								41.858.989
			F	4-INV	3	90	0	1000	35.958.989
			F	4-INV	7	90	0	1000	5.900.000
3106 **7XT1**	**Adequação de Trecho Rodoviário - Entroncamento DF-001/240 - Entroncamento DF-180 - na BR-080/DF**	26 782							**82.917.976**
3106 7XT1 **0053**	Adequação de Trecho Rodoviário - Entroncamento DF-001/240 - Entroncamento DF-180 - na BR-080/DF - **No Distrito Federal** Trecho rodoviário adequado (km): 3								82.917.976
			F	4-INV	3	90	0	1000	71.917.976
			F	4-INV	3	90	0	1011	1.000.000
			F	4-INV	7	90	0	1000	10.000.000
3106 **7XW7**	**Adequação de Contorno Rodoviário em Araranguá - na BR-101/SC**	26 782							**4.494.874**
3106 7XW7 **0042**	Adequação de Contorno Rodoviário em Araranguá - na BR-101/SC - **No Estado de Santa Catarina** Contorno rodoviário adequado (km): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7XX3**	**Adequação de Trecho Rodoviário - Divisa MT/RO - Divisa RO/AC - na BR-364/RO**	26 782							**1.797.950**
3106 7XX3 **0011**	Adequação de Trecho Rodoviário - Divisa MT/RO - Divisa RO/AC - na BR-364/RO - **No Estado de Rondônia** Trecho rodoviário adequado (km): 1								1.797.950
			F	4-INV	3	90	0	1000	1.797.950
3106 **7XX5**	**Prolongamento da Ponte sobre o Rio Tarauacá - na BR-364/AC**	26 782							**4.494.874**
3106 7XX5 **0012**	Prolongamento da Ponte sobre o Rio Tarauacá - na BR-364/AC - **No Estado do Acre** Ponte prolongada (% de execução física): 1								4.494.874
			F	4-INV	3	90	0	1000	4.494.874
3106 **7XZ5**	**Construção de Trecho Rodoviário - Entroncamento BR-424/AL-101 - Divisa AL/SE - na BR-349/AL**	26 782							**111.007.303**
3106 7XZ5 **0027**	Construção de Trecho Rodoviário - Entroncamento BR-424/AL-101 - Divisa AL/SE - na BR-349/AL - **No Estado de Alagoas** Trecho rodoviário construído (km): 11								111.007.303
			F	4-INV	2	90	0	1000	50.000.000
			F	4-INV	3	90	0	1000	53.938.482
			F	4-INV	7	90	0	1000	7.068.821
3106 **7XZ7**	**Construção de Trecho Rodoviário - Lajes - Cerro Corá - Na BR-104/RN**	26 782							**5.000.000**
3106 7XZ7 **0024**	Construção de Trecho Rodoviário - Lajes - Cerro Corá - Na BR-104/RN - **No Estado do Rio Grande do Norte** Trecho construído (km): 1								5.000.000
			F	4-INV	7	90	0	1000	5.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3106 **7XZ8**	**Construção de Ponte sobre o Rio Mamoré (Fronteria Brasil - Bolivia) - na BR-425/RO**	26 782							**21.575.394**
3106 7XZ8 **0011**	Construção de Ponte sobre o Rio Mamoré (Fronteria Brasil - Bolivia) - na BR-425/RO - **No Estado de Rondônia**								21.575.394
	Ponte construída (% de execução física): 1		F	4-INV	3	90	0	1000	21.575.394
3106 **7Y21**	**Adequação de Trecho Rodoviário - Palmas - Porto Nacional - na BR-010/TO**	26 782							**14.296.187**
3106 7Y21 **0017**	Adequação de Trecho Rodoviário - Palmas - Porto Nacional - na BR-010/TO - **No Estado do Tocantins**								14.296.187
	Trecho adequado (km): 1		F	4-INV	7	90	0	1000	14.296.187
3108	**Segurança Viária**								**195.966.355**
	Atividade								**174.472.125**
3108 **2036**	**Controle de Trânsito na Malha Rodoviária Federal**	26 782							**33.109.667**
3108 2036 **0001**	Controle de Trânsito na Malha Rodoviária Federal - **Nacional**								33.109.667
	Ponto de controle mantido (unidade): 2		F	3-ODC	2	90	0	1000	33.104.816
			F	4-INV	2	90	0	1000	4.851
3108 **21IR**	**Operações de Trânsito nas Rodovias Federais**	26 782							**141.362.458**
3108 21IR **0001**	Operações de Trânsito nas Rodovias Federais - **Nacional**								141.362.458
	Operação realizada (unidade): 200		F	4-INV	3	90	0	1000	129.362.458
			F	4-INV	3	90	0	1144	12.000.000
	Projeto								**21.494.230**
3108 **11H1**	**Adequação de Ramal Ferroviário em Barra Mansa - na EF-222/RJ**	26 783							**14.842.073**
3108 11H1 **3281**	Adequação de Ramal Ferroviário em Barra Mansa - na EF-222/RJ - **No Município de Barra Mansa - RJ**								14.842.073
	Ramal ferroviário adequado (% de execução física): 7		F	4-INV	3	90	0	1000	14.842.073
3108 **14TL**	**Adequação de Linha Férrea em Juiz de Fora - EF-040/MG**	26 783							**956.178**
3108 14TL **2762**	Adequação de Linha Férrea em Juiz de Fora - EF-040/MG - **No Município de Juiz de Fora - MG**								956.178
	Linha férrea adequada (% de execução física): 100		F	4-INV	3	90	0	1000	956.178
3108 **162S**	**Adequação de Linha Férrea no Município de Paranaguá na EF-277/PR**	26 783							**1.348.464**
3108 162S **4263**	Adequação de Linha Férrea no Município de Paranaguá na EF-277/PR - **No Município de Paranaguá - PR**								1.348.464
	Linha férrea adequada (% de execução física): 2		F	4-INV	2	90	0	1000	1.348.464
3108 **1K24**	**Construção de Contorno Ferroviário em Joinville - na EF-485/SC**	26 783							**1.347.515**
3108 1K24 **4546**	Construção de Contorno Ferroviário em Joinville - na EF-485/SC - **No Município de Joinville - SC**								1.347.515
	Contorno ferroviário construído (% de execução física): 1		F	4-INV	2	90	0	1000	1.347.515
3108 **7Y24**	**Rebaixamento da Linha Férrea em Sarandi**	26 783							**3.000.000**
3108 7Y24 **4370**	Rebaixamento da Linha Férrea em Sarandi - **No Município de Sarandi - PR**								3.000.000
	Obra executada (% de execução física): 1		F	4-INV	7	90	0	1000	3.000.000
3901	**Transporte Ferroviário**								**101.749.222**
	Projeto								**101.749.222**
3901 **1276**	**Construção de Contorno Ferroviário em São Francisco do Sul - na EF-485/SC**	26 783							**1.905.827**
3901 1276 **4651**	Construção de Contorno Ferroviário em São Francisco do Sul - na EF-485/SC - **No Município de São Francisco do Sul - SC**								1.905.827
	Contorno ferroviário construído (% de execução física): 1		F	4-INV	2	90	0	1000	1.905.827
3901 **14MM**	**Implantação do Plano de Recuperação de Áreas Degradadas na Malha Ferroviária**	26 783							**8.989.748**
3901 14MM **0001**	Implantação do Plano de Recuperação de Áreas Degradadas na Malha Ferroviária - **Nacional**								8.989.748
	Área recuperada (% de execução física): 1		F	4-INV	3	90	0	1000	8.989.748
3901 **165S**	**Construção de Trecho Ferroviário - Barragem de Fronteiras na Ferrovia Tronco Norte - EF-225/CE**	26 783							**89.897.469**
3901 165S **1039**	Construção de Trecho Ferroviário - Barragem de Fronteiras na Ferrovia Tronco Norte - EF-225/CE - **No Município de Crateús - CE**								89.897.469
	Trecho ferroviário construído (km): 1		F	4-INV	3	90	0	1000	89.897.469
3901 **168U**	**Reconstrução da Malha Ferroviária Sul – no Estado do Rio Grande do Sul**	26 783							**956.178**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39252 DEPARTAMENTO NACIONAL DE INFRAESTRUTURA DE TRANSPORTES - DNIT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3901 168U **0043**	Reconstrução da Malha Ferroviária Sul – no Estado do Rio Grande do Sul - **No Estado do Rio Grande do Sul**								956.178
	Malha ferroviária reconstruída (% de execução física): 2		F	4-INV	2	90	0	1000	956.178
Total									**14.772.734.280**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39905 FUNDO NACIONAL DE SEGURANÇA E EDUCAÇÃO DO TRÂNSITO - FUNSET

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		54.359.750	860.060.390	860.060.390	917.082.339	1.018.082.339
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	53.882.872	74.933.900	74.933.900	40.500.000	40.500.000
0999	RESERVA DE CONTINGÊNCIA	0	779.511.590	779.511.590	854.837.149	854.837.149
3108	SEGURANÇA VIÁRIA	476.878	5.614.900	5.614.900	21.745.190	122.745.190
Funcao						
26	TRANSPORTE	54.359.750	80.548.800	80.548.800	62.245.190	163.245.190
99	RESERVA DE CONTINGÊNCIA	0	779.511.590	779.511.590	854.837.149	854.837.149
Subfuncao						
122	ADMINISTRAÇÃO GERAL	738.379	2.500.000	2.500.000	2.500.000	2.500.000
126	TECNOLOGIA DA INFORMAÇÃO	45.144.493	60.000.000	60.000.000	20.000.000	20.000.000
131	COMUNICAÇÃO SOCIAL	8.000.000	12.433.900	12.433.900	18.000.000	18.000.000
451	INFRA-ESTRUTURA URBANA	0	5.000.000	5.000.000	3.000.000	104.000.000
452	SERVIÇOS URBANOS	476.878	614.900	614.900	18.745.190	18.745.190
999	RESERVA DE CONTINGÊNCIA	0	779.511.590	779.511.590	854.837.149	854.837.149
GND						
3	OUTRAS DESPESAS CORRENTES	54.195.951	78.548.800	78.548.800	61.245.190	162.245.190
4	INVESTIMENTOS	163.799	2.000.000	2.000.000	1.000.000	1.000.000
9	RESERVA DE CONTINGENCIA	0	779.511.590	779.511.590	854.837.149	854.837.149

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**100.000.000**					**100.000.000**
1011			**1.000.000**					**1.000.000**
1050							**210.992.566**	**210.992.566**
1144			**61.245.190**	**1.000.000**			**643.844.583**	**706.089.773**
Total	**0**	**0**	**162.245.190**	**1.000.000**	**0**	**0**	**854.837.149**	**1.018.082.339**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 39000 MINISTÉRIO DOS TRANSPORTES

Unidade: 39905 FUNDO NACIONAL DE SEGURANÇA E EDUCAÇÃO DO TRÂNSITO - FUNSET

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**40.500.000**
	Atividade								**40.500.000**
0032 **2000**	**Administração da Unidade**	26 122							**2.500.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								2.500.000
			F	3-ODC	2	90	0	1144	2.500.000
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**20.000.000**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								20.000.000
			F	3-ODC	2	90	0	1144	19.000.000
			F	4-INV	2	90	0	1144	1.000.000
0032 **4641**	**Publicidade de Utilidade Pública**	26 131							**18.000.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								18.000.000
			F	3-ODC	2	90	0	1144	18.000.000
0999	**Reserva de Contingência**								**854.837.149**
	Operação Especial								**854.837.149**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**854.837.149**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								854.837.149
			F	9-RES	0	99	0	1050	210.992.566
			F	9-RES	0	99	0	1144	643.844.583
3108	**Segurança Viária**								**122.745.190**
	Atividade								**122.745.190**
3108 **20YZ**	**Promoção do Fortalecimento Institucional do Sistema Nacional de Trânsito**	26 452							**18.745.190**
3108 20YZ **0001**	Promoção do Fortalecimento Institucional do Sistema Nacional de Trânsito - **Nacional**								18.745.190
	Iniciativa apoiada (unidade): 4		F	3-ODC	2	90	0	1144	18.745.190
3108 **21G6**	**Desenvolvimento de Melhorias em Locais Críticos de Sinistros de Trânsito em municípios**	26 451							**104.000.000**
3108 21G6 **0001**	Desenvolvimento de Melhorias em Locais Críticos de Sinistros de Trânsito em municípios - **Nacional**								104.000.000
	Unidade adequada (unidade): 245		F	3-ODC	2	90	0	1000	100.000.000
			F	3-ODC	2	90	0	1011	1.000.000
			F	3-ODC	2	90	0	1144	3.000.000
Total									**1.018.082.339**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		115.422.145.955	121.511.115.571	122.715.884.952	123.692.520.224	123.140.135.974
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	4.521.607.902	2.684.179.600	2.667.944.702	2.140.589.090	2.114.233.880
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	70.179.518	87.651.544	87.651.544	92.099.589	92.099.589
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	28.279.461.759	30.615.331.399	31.191.328.182	23.009.366.721	22.994.229.521
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	95.653.551	58.392.885	58.392.885	64.625.256	64.625.256
0999	RESERVA DE CONTINGÊNCIA	0	7.399.360	7.399.360	297.796.395	297.796.395
2310	PROMOÇÃO DO TRABALHO DECENTE, EMPREGO E RENDA	82.400.383.548	88.044.196.466	88.631.048.858	98.074.078.855	97.504.765.018
4006	ECONOMIA POPULAR E SOLIDÁRIA SUSTENTÁVEIS	54.859.678	13.964.317	72.119.421	13.964.318	72.386.315
Funcao						
09	PREVIDÊNCIA SOCIAL	2.798.880.780	744.775.035	744.775.035	68.513.345	68.513.345
11	TRABALHO	112.457.432.106	120.612.896.747	121.817.666.128	123.169.485.639	122.617.101.389
28	ENCARGOS ESPECIAIS	165.833.069	146.044.429	146.044.429	156.724.845	156.724.845
99	RESERVA DE CONTINGÊNCIA	0	7.399.360	7.399.360	297.796.395	297.796.395
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.442.910.056	1.642.631.969	1.627.647.358	1.777.814.703	1.752.854.924
125	NORMATIZAÇÃO E FISCALIZAÇÃO	35.031.036	37.473.758	37.523.758	33.288.703	33.338.703
126	TECNOLOGIA DA INFORMAÇÃO	282.501.993	341.297.112	333.511.880	295.060.990	283.688.719
128	FORMAÇÃO DE RECURSOS HUMANOS	486.928	1.063.450	1.010.989	930.788	930.788
131	COMUNICAÇÃO SOCIAL	0	25.344.410	24.094.123	19.047.123	17.651.692
211	RELAÇÕES DIPLOMÁTICAS	5.362.390	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.798.880.780	744.775.035	744.775.035	68.513.345	68.513.345
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	81.942.052.978	87.580.323.274	88.102.135.264	97.655.039.242	97.056.800.509
333	EMPREGABILIDADE	216.321.121	141.887.743	209.839.451	134.187.685	167.620.167
334	FOMENTO AO TRABALHO	28.336.308.797	30.639.045.459	31.273.197.346	23.053.864.532	23.096.934.088
366	EDUCAÇÃO DE JOVENS E ADULTOS	6.772.930	16.692.675	18.507.188	4.610.315	4.294.533
571	DESENVOLVIMENTO CIENTÍFICO	10.779.842	5.554.925	8.616.799	2.729.494	10.075.202
846	OUTROS ENCARGOS ESPECIAIS	344.737.105	327.626.401	327.626.401	349.636.909	349.636.909
999	RESERVA DE CONTINGÊNCIA	0	7.399.360	7.399.360	297.796.395	297.796.395
UO						
40101	MINISTÉRIO DO TRABALHO E EMPREGO - ADMINISTRAÇÃO DIRETA	5.085.343.483	2.862.856.713	2.899.313.227	2.588.666.572	2.609.499.698
40203	FUNDAÇÃO JORGE DUPRAT FIGUEIREDO DE SEGURANÇA E MEDICINA DO TRABALHO	108.339.047	114.996.053	114.348.438	133.484.798	132.666.517
40901	FUNDO DE AMPARO AO TRABALHADOR	110.228.463.425	118.533.262.805	119.702.223.287	120.970.368.854	120.397.969.759
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.180.355.392	2.250.353.172	2.250.353.172	1.689.751.083	1.689.751.083
3	OUTRAS DESPESAS CORRENTES	82.911.854.871	88.605.119.982	89.225.795.700	98.640.136.260	98.089.577.976
4	INVESTIMENTOS	50.473.933	32.911.658	41.008.538	55.469.765	68.780.999
5	INVERSOES FINANCEIRAS	28.279.461.759	30.615.331.399	31.191.328.182	23.009.366.721	22.994.229.521
9	RESERVA DE CONTINGENCIA	0	7.399.360	7.399.360	297.796.395	297.796.395

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**924.492.787**		**711.682.707**	**25.674.228**				**1.661.849.722**
1003			**103.974.092**					**103.974.092**
1040			**64.375.182.759**					**64.375.182.759**
1041					**22.776.113.296**			**22.776.113.296**
1049			**31.966.050.462**	**40.706.771**				**32.006.757.233**
1050			**3.763.140**					**3.763.140**
1052	**696.744.951**		**30.198.000**	**2.400.000**			**297.796.395**	**1.027.139.346**
1056	**68.513.345**							**68.513.345**
1084			**41.877.500**					**41.877.500**
9001			**55.606.040**					**55.606.040**
9040			**801.243.276**					**801.243.276**
9041					**218.116.225**			**218.116.225**
Total	**1.689.751.083**	**0**	**98.089.577.976**	**68.780.999**	**22.994.229.521**	**0**	**297.796.395**	**123.140.135.974**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40101 MINISTÉRIO DO TRABALHO E EMPREGO - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.085.343.483	2.862.856.713	2.899.313.227	2.588.666.572	2.609.499.698
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	4.416.970.033	2.571.996.547	2.556.271.137	2.008.928.413	1.983.310.164
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	95.653.551	58.379.885	58.379.885	64.611.135	64.611.135
0999	RESERVA DE CONTINGÊNCIA	0	7.399.360	7.399.360	297.796.395	297.796.395
2310	PROMOÇÃO DO TRABALHO DECENTE, EMPREGO E RENDA	517.860.221	211.116.604	205.143.424	203.366.311	191.395.689
4006	ECONOMIA POPULAR E SOLIDÁRIA SUSTENTÁVEIS	54.859.678	13.964.317	72.119.421	13.964.318	72.386.315
Funcao						
09	PREVIDÊNCIA SOCIAL	2.746.224.597	691.774.606	691.774.606	1.278.741	1.278.741
11	TRABALHO	2.243.465.335	2.105.302.862	2.141.759.376	2.224.980.301	2.245.813.427
28	ENCARGOS ESPECIAIS	95.653.551	58.379.885	58.379.885	64.611.135	64.611.135
99	RESERVA DE CONTINGÊNCIA	0	7.399.360	7.399.360	297.796.395	297.796.395
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.400.281.149	1.593.224.778	1.578.749.655	1.723.411.833	1.699.189.015
125	NORMATIZAÇÃO E FISCALIZAÇÃO	33.200.294	35.547.118	35.597.118	32.598.000	32.648.000
126	TECNOLOGIA DA INFORMAÇÃO	130.059.262	157.813.361	150.028.129	155.227.208	143.854.937
128	FORMAÇÃO DE RECURSOS HUMANOS	486.928	1.063.450	1.010.989	930.788	930.788
131	COMUNICAÇÃO SOCIAL	0	25.344.410	24.094.123	19.047.123	17.651.692
211	RELAÇÕES DIPLOMÁTICAS	5.362.390	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.746.224.597	691.774.606	691.774.606	1.278.741	1.278.741
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	440.386.758	87.051.183	87.051.183	79.607.781	79.607.781
333	EMPREGABILIDADE	0	0	0	10.000.000	9.667.431
334	FOMENTO AO TRABALHO	54.859.678	13.964.317	72.119.421	13.964.318	72.386.315
366	EDUCAÇÃO DE JOVENS E ADULTOS	6.772.930	16.692.675	18.507.188	4.610.315	4.294.533
846	OUTROS ENCARGOS ESPECIAIS	267.709.498	232.981.455	232.981.455	250.194.070	250.194.070
999	RESERVA DE CONTINGÊNCIA	0	7.399.360	7.399.360	297.796.395	297.796.395
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.088.320.265	2.156.248.231	2.156.248.231	1.575.560.359	1.575.560.359
3	OUTRAS DESPESAS CORRENTES	979.782.742	672.392.507	700.938.680	702.656.824	710.508.103
4	INVESTIMENTOS	17.240.476	26.816.615	34.726.956	12.652.994	25.634.841
9	RESERVA DE CONTINGENCIA	0	7.399.360	7.399.360	297.796.395	297.796.395

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**877.536.667**		**638.432.603**	**23.234.841**				**1.539.204.111**
1052	**696.744.951**		**30.198.000**	**2.400.000**			**297.796.395**	**1.027.139.346**
1056	**1.278.741**							**1.278.741**
1084			**41.877.500**					**41.877.500**
Total	**1.575.560.359**	**0**	**710.508.103**	**25.634.841**	**0**	**0**	**297.796.395**	**2.609.499.698**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40101 MINISTÉRIO DO TRABALHO E EMPREGO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.983.310.164**
	Atividade								**1.796.448.488**
0032 **2000**	**Administração da Unidade**	11 122							**123.459.364**
0032 2000 **0001**	Administração da Unidade - **Nacional**								123.459.364
			F	3-ODC	2	90	0	1000	117.383.313
			F	4-INV	2	90	0	1000	6.076.051
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	11 331							**12.228.636**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								12.228.636
			F	3-ODC	1	90	0	1000	12.228.636
0032 **20TP**	**Ativos Civis da União**	11 122							**1.134.675.942**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.134.675.942
			F	1-PES	1	90	0	1000	691.939.611
			F	1-PES	1	90	0	1052	442.736.331
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	11 331							**67.379.145**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								67.379.145
			F	3-ODC	1	90	0	1000	67.379.145
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	11 122							**1.960.978**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.960.978
	Agente público beneficiado (unidade): 67		F	3-ODC	2	90	0	1000	1.960.978
0032 **21AX**	**Gestão das Políticas de Trabalho**	11 122							**87.814.182**
0032 21AX **0001**	Gestão das Políticas de Trabalho - **Nacional**								87.814.182
	Ação realizada (unidade): 3.151.092		F	3-ODC	2	90	0	1000	87.814.182
0032 **21BX**	**Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União**	11 122							**254.008.620**
0032 21BX **0001**	Bônus de Eficiência e Produtividade e Pagamento Extraordinário por processos ou serviços de servidores ativos da União - **Nacional**								254.008.620
			F	1-PES	1	90	0	1052	254.008.620
0032 **4641**	**Publicidade de Utilidade Pública**	11 131							**17.651.692**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								17.651.692
			F	3-ODC	2	90	0	1000	17.651.692
0032 **4815**	**Funcionamento das Unidades Descentralizadas**	11 122							**97.269.929**
0032 4815 **0001**	Funcionamento das Unidades Descentralizadas - **Nacional**								97.269.929
	Unidade apoiada (unidade): 418		F	3-ODC	2	90	0	1000	95.579.821
			F	3-ODC	6	90	0	1000	100.000
			F	4-INV	2	90	0	1000	1.390.108
			F	4-INV	6	90	0	1000	200.000
	Operação Especial								**186.861.676**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.278.741**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.278.741
			S	1-PES	1	90	0	1056	1.278.741
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	11 846							**185.582.935**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								185.582.935
			F	1-PES	0	91	0	1000	185.582.935
0909	**Operações Especiais: Outros Encargos Especiais**								**64.611.135**
	Operação Especial								**64.611.135**
0909 **00OM**	**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**1.561.014**
0909 00OM **0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								1.561.014
			F	3-ODC	1	90	0	1000	1.561.014
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40101 MINISTÉRIO DO TRABALHO E EMPREGO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0643**	**Complemento da Atualização Monetária dos Recursos do Fundo de Garantia do Tempo de Serviço - FGTS (Lei Complementar nº 110, de 2001)**	28 846							**63.036.000**
0909 0643 **0001**	Complemento da Atualização Monetária dos Recursos do Fundo de Garantia do Tempo de Serviço - FGTS (Lei Complementar nº 110, de 2001) - **Nacional**								63.036.000
			F	3-ODC	1	90	0	1000	21.158.500
			F	3-ODC	1	90	0	1084	41.877.500
0999	**Reserva de Contingência**								**297.796.395**
	Operação Especial								**297.796.395**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**297.796.395**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								297.796.395
			F	9-RES	0	99	0	1052	297.796.395
2310	**Promoção do Trabalho Decente, Emprego e Renda**								**191.395.689**
	Atividade								**187.101.156**
2310 **20YU**	**Fiscalização de Obrigações Trabalhistas e Inspeção em Segurança e Saúde no Trabalho**	11 125							**32.648.000**
2310 20YU **0001**	Fiscalização de Obrigações Trabalhistas e Inspeção em Segurança e Saúde no Trabalho - **Nacional**								32.648.000
	Fiscalização realizada (unidade): 130.100		F	3-ODC	2	90	0	1000	50.000
			F	3-ODC	2	90	0	1052	30.198.000
			F	4-INV	2	90	0	1052	2.400.000
2310 **20YV**	**Democratização das Relações de Trabalho**	11 128							**930.788**
2310 20YV **0001**	Democratização das Relações de Trabalho - **Nacional**								930.788
	Ator social alcançado (unidade): 4.500.701		F	3-ODC	2	90	0	1000	930.788
2310 **21AZ**	**Sistema de Escrituração Digital das Obrigações Fiscais, Previdenciárias e Trabalhistas - eSocial**	11 126							**143.854.937**
2310 21AZ **0001**	Sistema de Escrituração Digital das Obrigações Fiscais, Previdenciárias e Trabalhistas - eSocial - **Nacional**								143.854.937
	Sistema mantido (unidade): 1		F	3-ODC	2	90	0	1000	141.819.255
			F	4-INV	2	90	0	1000	2.035.682
2310 **2A95**	**Inclusão Produtiva das Juventudes**	11 333							**9.667.431**
2310 2A95 **0001**	Inclusão Produtiva das Juventudes - **Nacional**								9.467.381
	Jovem beneficiado (unidade): 501		F	3-ODC	2	50	0	1000	2.594.867
			F	3-ODC	2	90	0	1000	6.672.514
			F	3-ODC	6	99	0	1000	200.000
2310 2A95 **0012**	Inclusão Produtiva das Juventudes - **No Estado do Acre**								200.000
	Jovem beneficiado (unidade): 1.000		F	3-ODC	6	50	0	1000	200.000
2310 2A95 **0035**	Inclusão Produtiva das Juventudes - **No Estado de São Paulo**								50
	Jovem beneficiado (unidade): 1		F	3-ODC	6	99	0	1000	50
	Operação Especial								**4.294.533**
2310 **0A26**	**Concessão de Auxílio-Financeiro**	11 366							**4.294.533**
2310 0A26 **0001**	Concessão de Auxílio-Financeiro - **Nacional**								4.294.533
	Jovem beneficiado (unidade): 500		F	3-ODC	2	50	0	1000	3.994.533
			F	3-ODC	2	90	0	1000	300.000
4006	**Economia Popular e Solidária Sustentáveis**								**72.386.315**
	Atividade								**72.386.315**
4006 **215F**	**Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo**	11 334							**72.386.315**
4006 215F **0001**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **Nacional**								27.363.315
	Empreendimento apoiado (unidade): 2.800		F	3-ODC	2	90	0	1000	24.163.315
			F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	2.200.000
			F	4-INV	6	99	0	1000	800.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40101 MINISTÉRIO DO TRABALHO E EMPREGO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
4006 215F **0014**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado de Roraima** Empreendimento apoiado (unidade): 5								1.000.000
			F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	99	0	1000	500.000
4006 215F **0015**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Pará** Empreendimento apoiado (unidade): 1								1.000.000
			F	3-ODC	6	50	0	1000	1.000.000
4006 215F **0017**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Tocantins** Empreendimento apoiado (unidade): 13								1.300.000
			F	3-ODC	6	99	0	1000	1.300.000
4006 215F **0024**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Rio Grande do Norte** Empreendimento apoiado (unidade): 7								600.000
			F	3-ODC	6	99	0	1000	600.000
4006 215F **0025**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado da Paraíba** Empreendimento apoiado (unidade): 20								2.000.000
			F	3-ODC	6	99	0	1000	800.000
			F	4-INV	6	99	0	1000	1.200.000
4006 215F **0026**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado de Pernambuco** Empreendimento apoiado (unidade): 8								950.000
			F	3-ODC	6	99	0	1000	950.000
4006 215F **0027**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado de Alagoas** Empreendimento apoiado (unidade): 10								5.000.000
			F	4-INV	6	50	0	1000	5.000.000
4006 215F **0029**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado da Bahia** Empreendimento apoiado (unidade): 12								1.900.000
			F	3-ODC	6	50	0	1000	300.000
			F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	6	99	0	1000	600.000
4006 215F **0031**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado de Minas Gerais** Empreendimento apoiado (unidade): 94								3.120.000
			F	3-ODC	6	50	0	1000	1.070.000
			F	3-ODC	6	99	0	1000	1.600.000
			F	4-INV	6	50	0	1000	300.000
			F	4-INV	6	99	0	1000	150.000
4006 215F **0032**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Espírito Santo** Empreendimento apoiado (unidade): 2								600.000
			F	3-ODC	6	50	0	1000	540.000
			F	4-INV	6	50	0	1000	60.000
4006 215F **0033**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Rio de Janeiro** Empreendimento apoiado (unidade): 7								6.500.000
			F	3-ODC	6	50	0	1000	500.000
			F	3-ODC	6	99	0	1000	6.000.000
4006 215F **0035**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado de São Paulo** Empreendimento apoiado (unidade): 225								8.453.000
			F	3-ODC	6	50	0	1000	1.200.000
			F	3-ODC	6	90	0	1000	2.000.000
			F	3-ODC	6	99	0	1000	4.448.000
			F	4-INV	6	99	0	1000	805.000
4006 215F **0041**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Paraná** Empreendimento apoiado (unidade): 11								1.400.000
			F	3-ODC	6	99	0	1000	1.400.000
4006 215F **0042**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado de Santa Catarina** Empreendimento apoiado (unidade): 1								200.000
			F	3-ODC	6	50	0	1000	200.000
4006 215F **0043**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Estado do Rio Grande do Sul** Empreendimento apoiado (unidade): 135								10.530.000
			F	3-ODC	6	50	0	1000	4.547.000
			F	3-ODC	6	99	0	1000	1.865.000
			F	4-INV	6	50	0	1000	3.193.000
			F	4-INV	6	99	0	1000	925.000
4006 215F **0053**	Fomento e Fortalecimento da Economia Solidária, Associativismo e Cooperativismo - **No Distrito Federal** Empreendimento apoiado (unidade): 3								470.000
			F	3-ODC	6	50	0	1000	470.000
Total									**2.609.499.698**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40203 FUNDAÇÃO JORGE DUPRAT FIGUEIREDO DE SEGURANÇA E MEDICINA DO TRABALHO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		108.339.047	114.996.053	114.348.438	133.484.798	132.666.517
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	104.637.868	112.183.053	111.673.565	131.660.677	130.923.716
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
2310	PROMOÇÃO DO TRABALHO DECENTE, EMPREGO E RENDA	3.701.179	2.800.000	2.661.873	1.810.000	1.728.680
Funcao						
09	PREVIDÊNCIA SOCIAL	52.656.183	53.000.429	53.000.429	67.234.604	67.234.604
11	TRABALHO	55.682.864	61.982.624	61.335.009	66.236.073	65.417.792
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	42.628.906	49.407.191	48.897.703	54.402.870	53.665.909
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	52.656.183	53.000.429	53.000.429	67.234.604	67.234.604
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.504.691	2.795.031	2.795.031	2.694.074	2.694.074
571	DESENVOLVIMENTO CIENTÍFICO	3.701.179	2.800.000	2.661.873	1.810.000	1.728.680
846	OUTROS ENCARGOS ESPECIAIS	6.848.089	6.993.402	6.993.402	7.343.250	7.343.250
GND						
1	PESSOAL E ENCARGOS SOCIAIS	92.035.127	94.104.941	94.104.941	114.190.724	114.190.724
3	OUTRAS DESPESAS CORRENTES	15.174.577	18.591.112	18.056.958	17.184.074	16.461.406
4	INVESTIMENTOS	1.129.343	2.300.000	2.186.539	2.110.000	2.014.387

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**46.956.120**		**12.698.266**	**2.014.387**				**61.668.773**
1050			**3.763.140**					**3.763.140**
1056	**67.234.604**							**67.234.604**
Total	**114.190.724**	**0**	**16.461.406**	**2.014.387**	**0**	**0**	**0**	**132.666.517**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40203 FUNDAÇÃO JORGE DUPRAT FIGUEIREDO DE SEGURANÇA E MEDICINA DO TRABALHO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**130.923.716**
	Atividade								**56.359.983**
0032 **2000**	**Administração da Unidade**	11 122							**13.753.039**
0032 2000 **0035**	Administração da Unidade - **No Estado de São Paulo**								13.753.039
			F	3-ODC	2	90	0	1000	9.141.496
			F	3-ODC	2	90	0	1050	3.625.836
			F	4-INV	2	90	0	1000	985.707
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	11 331							**588.696**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								588.696
			F	3-ODC	1	90	0	1000	588.696
0032 **20TP**	**Ativos Civis da União**	11 122							**39.612.870**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								39.612.870
			F	1-PES	1	90	0	1000	39.612.870
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	11 331							**2.105.378**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.105.378
			F	3-ODC	1	90	0	1000	2.105.378
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	11 122							**300.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 5								300.000
			F	3-ODC	2	90	0	1000	300.000
	Operação Especial								**74.563.733**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**67.234.604**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								67.234.604
			S	1-PES	1	90	0	1056	67.234.604
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	11 846							**7.329.129**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								7.329.129
			F	1-PES	0	91	0	1000	7.329.129
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
2310	**Promoção do Trabalho Decente, Emprego e Renda**								**1.728.680**
	Atividade								**1.728.680**
2310 **20YW**	**Produção e Difusão de Conhecimentos Técnico-científicos que Contribuam para a Promoção da Segurança e Saúde dos Trabalhadores e Trabalhadoras e que Subsidiem Políticas Públicas no Campo do Trabalho Digno**	11 571							**1.728.680**
2310 20YW **0001**	Produção e Difusão de Conhecimentos Técnico-científicos que Contribuam para a Promoção da Segurança e Saúde dos Trabalhadores e Trabalhadoras e que Subsidiem Políticas Públicas no Campo do Trabalho Digno - **Nacional** Pessoa alcançada (unidade): 1.850.000								1.728.680
			F	3-ODC	2	90	0	1000	562.696
			F	3-ODC	2	90	0	1050	137.304
			F	4-INV	2	90	0	1000	1.028.680
Total									**132.666.517**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40901 FUNDO DE AMPARO AO TRABALHADOR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		110.228.463.425	118.533.262.805	119.702.223.287	120.970.368.854	120.397.969.759
Programa						
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	70.179.518	87.651.544	87.651.544	92.099.589	92.099.589
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	28.279.461.759	30.615.331.399	31.191.328.182	23.009.366.721	22.994.229.521
2310	PROMOÇÃO DO TRABALHO DECENTE, EMPREGO E RENDA	81.878.822.148	87.830.279.862	88.423.243.561	97.868.902.544	97.311.640.649
Funcao						
11	TRABALHO	110.158.283.907	118.445.611.261	119.614.571.743	120.878.269.265	120.305.870.170
28	ENCARGOS ESPECIAIS	70.179.518	87.651.544	87.651.544	92.099.589	92.099.589
Subfuncao						
125	NORMATIZAÇÃO E FISCALIZAÇÃO	1.830.742	1.926.640	1.926.640	690.703	690.703
126	TECNOLOGIA DA INFORMAÇÃO	152.442.731	183.483.751	183.483.751	139.833.782	139.833.782
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	81.499.161.530	87.490.477.060	88.012.289.050	97.572.737.387	96.974.498.654
333	EMPREGABILIDADE	216.321.121	141.887.743	209.839.451	124.187.685	157.952.736
334	FOMENTO AO TRABALHO	28.281.449.120	30.625.081.142	31.201.077.925	23.039.900.214	23.024.547.773
571	DESENVOLVIMENTO CIENTÍFICO	7.078.662	2.754.925	5.954.926	919.494	8.346.522
846	OUTROS ENCARGOS ESPECIAIS	70.179.518	87.651.544	87.651.544	92.099.589	92.099.589
GND						
3	OUTRAS DESPESAS CORRENTES	81.916.897.551	87.914.136.363	88.506.800.062	97.920.295.362	97.362.608.467
4	INVESTIMENTOS	32.104.114	3.795.043	4.095.043	40.706.771	41.131.771
5	INVERSOES FINANCEIRAS	28.279.461.759	30.615.331.399	31.191.328.182	23.009.366.721	22.994.229.521

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**60.551.838**	**425.000**				**60.976.838**
1003			**103.974.092**					**103.974.092**
1040			**64.375.182.759**					**64.375.182.759**
1041					**22.776.113.296**			**22.776.113.296**
1049			**31.966.050.462**	**40.706.771**				**32.006.757.233**
9001			**55.606.040**					**55.606.040**
9040			**801.243.276**					**801.243.276**
9041					**218.116.225**			**218.116.225**
Total	**0**	**0**	**97.362.608.467**	**41.131.771**	**22.994.229.521**	**0**	**0**	**120.397.969.759**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40901 FUNDO DE AMPARO AO TRABALHADOR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**92.099.589**
	Operação Especial								**92.099.589**
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**116.241**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								116.241
			S	3-ODC	1	90	0	1040	116.241
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**91.983.348**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								91.983.348
			S	3-ODC	1	90	0	1040	91.983.348
0902	**Operações Especiais: Financiamentos com Retorno**								**22.994.229.521**
	Operação Especial								**22.994.229.521**
0902 **0158**	**Financiamento de Programas de Desenvolvimento Econômico a Cargo do BNDES**	11 334							**22.994.229.521**
0902 0158 **0001**	Financiamento de Programas de Desenvolvimento Econômico a Cargo do BNDES - **Nacional**								22.994.229.521
			F	5-IFI	0	90	0	1041	22.776.113.296
			F	5-IFI	0	90	0	9041	218.116.225
2310	**Promoção do Trabalho Decente, Emprego e Renda**								**97.311.640.649**
	Atividade								**337.141.995**
2310 **20JT**	**Gestão do Sistema Nacional de Emprego - Sine**	11 333							**51.786.105**
2310 20JT **0001**	Gestão do Sistema Nacional de Emprego - Sine - **Nacional**								51.186.105
	Atendimento realizado (unidade): 13.013.000		S	3-ODC	2	31	0	1000	12.500
			S	3-ODC	2	31	0	1049	13.522.463
			S	3-ODC	2	41	0	1000	12.500
			S	3-ODC	2	41	0	1049	1.435.649
			S	3-ODC	2	90	0	1049	587.500
			S	4-INV	2	31	0	1000	12.500
			S	4-INV	2	31	0	1049	30.192.394
			S	4-INV	2	41	0	1000	12.500
			S	4-INV	2	41	0	1049	5.398.099
2310 20JT **0014**	Gestão do Sistema Nacional de Emprego - Sine - **No Estado de Roraima**								600.000
	Atendimento realizado (unidade): 152.671		S	3-ODC	6	99	0	1000	300.000
			S	4-INV	6	99	0	1000	300.000
2310 **20YY**	**Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda**	11 571							**8.346.522**
2310 20YY **0001**	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda - **Nacional**								7.230.519
	Relatório emitido (unidade): 101		S	3-ODC	2	31	0	1049	406.497
			S	3-ODC	2	41	0	1049	206.500
			S	3-ODC	2	90	0	1000	5.611.025
			S	3-ODC	2	90	0	1049	306.497
			S	3-ODC	6	50	0	1000	500.000
			S	3-ODC	6	99	0	1000	200.000
2310 20YY **0014**	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda - **No Estado de Roraima**								200.000
	Relatório emitido (unidade): 100		S	3-ODC	6	99	0	1000	100.000
			S	4-INV	6	99	0	1000	100.000
2310 20YY **0023**	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda - **No Estado do Ceará**								200.000
	Relatório emitido (unidade): 1		S	3-ODC	6	50	0	1000	200.000
2310 20YY **0031**	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda - **No Estado de Minas Gerais**								216.003
	Relatório emitido (unidade): 5		S	3-ODC	6	50	0	1000	216.003
2310 20YY **0033**	Estudos, Pesquisas e Geração de Informações sobre Trabalho, Emprego e Renda - **No Estado do Rio de Janeiro**								500.000
	Relatório emitido (unidade): 5		S	3-ODC	6	99	0	1000	500.000
2310 **20Z1**	**Qualificação Social e Profissional de Trabalhadores**	11 333							**106.166.631**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40901 FUNDO DE AMPARO AO TRABALHADOR

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2310	20Z1	**0001**	Qualificação Social e Profissional de Trabalhadores - **Nacional**								85.173.631
			Trabalhador qualificado (unidade): 26.615		S	3-ODC	2	31	0	1049	20.000.000
					S	3-ODC	2	41	0	1049	5.000.000
					S	3-ODC	2	50	0	1049	25.000.000
					S	3-ODC	2	90	0	1000	11.222.051
					S	3-ODC	2	90	0	1049	23.051.580
					S	3-ODC	6	50	0	1000	900.000
2310	20Z1	**0011**	Qualificação Social e Profissional de Trabalhadores - **No Estado de Rondônia**								500.000
			Trabalhador qualificado (unidade): 16		S	3-ODC	6	50	0	1000	500.000
2310	20Z1	**0013**	Qualificação Social e Profissional de Trabalhadores - **No Estado do Amazonas**								500.000
			Trabalhador qualificado (unidade): 156		S	3-ODC	6	90	0	1000	500.000
2310	20Z1	**0014**	Qualificação Social e Profissional de Trabalhadores - **No Estado de Roraima**								1.500.000
			Trabalhador qualificado (unidade): 100		S	3-ODC	6	99	0	1000	1.500.000
2310	20Z1	**0023**	Qualificação Social e Profissional de Trabalhadores - **No Estado do Ceará**								500.000
			Trabalhador qualificado (unidade): 200		S	3-ODC	6	50	0	1000	500.000
2310	20Z1	**0026**	Qualificação Social e Profissional de Trabalhadores - **No Estado de Pernambuco**								6.680.000
			Trabalhador qualificado (unidade): 262		S	3-ODC	6	50	0	1000	3.000.000
					S	3-ODC	6	99	0	1000	3.680.000
2310	20Z1	**0028**	Qualificação Social e Profissional de Trabalhadores - **No Estado de Sergipe**								100.000
			Trabalhador qualificado (unidade): 31		S	3-ODC	6	99	0	1000	100.000
2310	20Z1	**0029**	Qualificação Social e Profissional de Trabalhadores - **No Estado da Bahia**								500.000
			Trabalhador qualificado (unidade): 156		S	3-ODC	6	50	0	1000	500.000
2310	20Z1	**0033**	Qualificação Social e Profissional de Trabalhadores - **No Estado do Rio de Janeiro**								2.610.000
			Trabalhador qualificado (unidade): 51		S	3-ODC	6	99	0	1000	2.610.000
2310	20Z1	**0035**	Qualificação Social e Profissional de Trabalhadores - **No Estado de São Paulo**								6.133.000
			Trabalhador qualificado (unidade): 4.004		S	3-ODC	6	99	0	1000	6.133.000
2310	20Z1	**0042**	Qualificação Social e Profissional de Trabalhadores - **No Estado de Santa Catarina**								600.000
			Trabalhador qualificado (unidade): 187		S	3-ODC	6	99	0	1000	600.000
2310	20Z1	**0043**	Qualificação Social e Profissional de Trabalhadores - **No Estado do Rio Grande do Sul**								570.000
			Trabalhador qualificado (unidade): 178		S	3-ODC	6	50	0	1000	320.000
					S	3-ODC	6	99	0	1000	250.000
2310	20Z1	**0052**	Qualificação Social e Profissional de Trabalhadores - **No Estado de Goiás**								800.000
			Trabalhador qualificado (unidade): 250		S	3-ODC	6	99	0	1000	800.000
2310	**21FU**		**Gestão e Apoio Operacional ao Fundo de Amparo ao Trabalhador - FAT**	11 334							**19.184.759**
2310	21FU	**0001**	Gestão e Apoio Operacional ao Fundo de Amparo ao Trabalhador - FAT - **Nacional**								19.184.759
			Ação implementada (unidade): 43.498.404		S	3-ODC	2	90	0	1000	18.584.759
					S	3-ODC	2	90	0	1049	600.000
2310	**21IJ**		**Fortalecimento dos Conselhos do Trabalho, Emprego e Renda**	11 334							**2.628.335**
2310	21IJ	**0001**	Fortalecimento dos Conselhos do Trabalho, Emprego e Renda - **Nacional**								2.628.335
			Conselho apoiado (unidade): 27		S	3-ODC	2	90	0	1049	2.628.335
2310	**2B12**		**Fomento à Inclusão Produtiva**	11 334							**8.505.158**
2310	2B12	**0001**	Fomento à Inclusão Produtiva - **Nacional**								7.305.158
			Parceria realizada (unidade): 20		S	3-ODC	2	31	0	1049	704.816
					S	3-ODC	2	41	0	1049	1.859.264
					S	3-ODC	2	90	0	1049	74.800
					S	4-INV	2	31	0	1049	1.072.224
					S	4-INV	2	41	0	1049	3.594.054

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 40000 MINISTÉRIO DO TRABALHO E EMPREGO

Unidade: 40901 FUNDO DE AMPARO AO TRABALHADOR

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2310	2B12	**0014**	Fomento à Inclusão Produtiva - **No Estado de Roraima**								200.000
			Parceria realizada (unidade): 100		S	3-ODC	6	99	0	1000	200.000
2310	2B12	**0043**	Fomento à Inclusão Produtiva - **No Estado do Rio Grande do Sul**								1.000.000
			Parceria realizada (unidade): 4		S	3-ODC	6	50	0	1000	1.000.000
2310	**4245**		**Classificação Brasileira de Ocupações - CBO**	11 125							**690.703**
2310	4245	**0001**	Classificação Brasileira de Ocupações - CBO - **Nacional**								690.703
			Família ocupacional atualizada (unidade): 4		S	3-ODC	2	90	0	1049	690.703
2310	**4741**		**Cadastros Públicos e Sistemas de Integração das Ações de Trabalho e Emprego**	11 126							**139.833.782**
2310	4741	**0001**	Cadastros Públicos e Sistemas de Integração das Ações de Trabalho e Emprego - **Nacional**								139.833.782
			Sistema mantido (unidade): 2		S	3-ODC	2	90	0	1049	123.783.782
					S	3-ODC	2	91	0	1049	15.600.000
					S	4-INV	2	90	0	1049	450.000
			Operação Especial								**96.974.498.654**
2310	**00H4**		**Seguro Desemprego**	11 331							**63.419.666.850**
2310	00H4	**0001**	Seguro Desemprego - **Nacional**								63.419.666.850
					S	3-ODC	1	90	0	1003	103.974.092
					S	3-ODC	1	90	0	1040	30.728.251.366
					S	3-ODC	1	90	0	1049	31.730.592.076
					S	3-ODC	1	90	0	9001	55.606.040
					S	3-ODC	1	90	0	9040	801.243.276
2310	**0581**		**Abono Salarial**	11 331							**33.554.831.804**
2310	0581	**0001**	Abono Salarial - **Nacional**								33.554.831.804
					S	3-ODC	1	90	0	1040	33.554.831.804
Total											**120.397.969.759**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.763.455.177	3.788.008.638	3.874.640.141	2.330.798.441	2.348.140.093
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	895.747.447	1.076.218.016	1.081.218.016	2.006.540.385	1.975.186.041
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	27.143.557	41.535.656	41.535.656	0	0
0905	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA INTERNA (JUROS E AMORTIZAÇÕES)	49.338.678	48.318.987	48.318.987	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	154.551	243.314	243.314	277.728	277.728
0999	RESERVA DE CONTINGÊNCIA	0	313.796.202	313.796.202	5.864.921	5.864.921
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	1.791.070.945	2.307.896.463	2.389.527.966	318.115.407	366.811.403
Funcao						
04	ADMINISTRAÇÃO	66.830	6.809.239	6.809.239	150.000	150.000
09	PREVIDÊNCIA SOCIAL	34.573.392	34.540.010	34.540.010	765.547.137	765.547.137
24	COMUNICAÇÕES	2.652.178.170	3.342.765.230	3.429.396.733	1.558.958.655	1.576.300.307
28	ENCARGOS ESPECIAIS	76.636.786	90.097.957	90.097.957	277.728	277.728
99	RESERVA DE CONTINGÊNCIA	0	313.796.202	313.796.202	5.864.921	5.864.921
Subfuncao						
122	ADMINISTRAÇÃO GERAL	757.051.012	929.526.901	934.526.901	1.115.070.989	1.085.035.362
125	NORMATIZAÇÃO E FISCALIZAÇÃO	39.578.718	37.572.183	37.572.183	38.287.935	38.287.935
126	TECNOLOGIA DA INFORMAÇÃO	156.640.025	106.927.542	151.982.543	136.522.600	188.845.067
131	COMUNICAÇÃO SOCIAL	5.876.809	10.000.000	10.000.000	18.000.000	16.681.283
211	RELAÇÕES DIPLOMÁTICAS	6.732.474	6.100.000	6.100.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	34.573.392	34.540.010	34.540.010	765.547.137	765.547.137
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	36.268.499	40.583.073	40.583.073	33.236.029	33.236.029
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	8.960.823	14.456.787	14.456.787	13.259.000	13.259.000
571	DESENVOLVIMENTO CIENTÍFICO	0	1.000.000	1.000.000	500.000	500.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	346.987.431	504.503.545	504.503.545	30.000.000	30.000.000
722	TELECOMUNICAÇÕES	1.238.837.118	1.643.336.406	1.679.912.908	99.395.872	95.769.401
843	SERVIÇO DA DÍVIDA INTERNA	49.338.678	48.318.987	48.318.987	0	0
846	OUTROS ENCARGOS ESPECIAIS	82.610.198	97.347.002	97.347.002	74.963.958	74.963.958
999	RESERVA DE CONTINGÊNCIA	0	313.796.202	313.796.202	5.864.921	5.864.921
UO						
41101	MINISTÉRIO DAS COMUNICAÇÕES - ADMINISTRAÇÃO DIRETA	315.281.745	340.679.575	390.784.576	1.432.437.354	1.451.144.789
41231	AGÊNCIA NACIONAL DE TELECOMUNICAÇÕES - ANATEL	629.403.371	765.166.357	765.166.357	838.361.087	836.995.304
41902	FUNDO DE UNIVERSALIZAÇÃO DOS SERVIÇOS DE TELECOMUNICAÇÕES - FUST	9.679.982	30.000.000	30.000.000	30.000.000	30.000.000
41903	FUNDO PARA O DESENVOLVIMENTO TECNOLÓGICO DAS TELECOMUNICAÇÕES - FUNTTEL	19.207.566	15.000.000	15.000.000	30.000.000	30.000.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	599.460.405	633.185.167	633.185.167	1.357.906.128	1.357.906.128
2	JUROS E ENCARGOS DA DIVIDA	2.906.406	775.661	775.661	0	0
3	OUTRAS DESPESAS CORRENTES	799.326.419	789.258.851	869.913.354	853.100.638	857.165.354
4	INVESTIMENTOS	96.137.543	257.236.265	263.213.265	113.926.754	127.203.690
5	INVERSOES FINANCEIRAS	1.219.192.133	1.746.213.166	1.746.213.166	0	0
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	46.432.272	47.543.326	47.543.326	0	0
9	RESERVA DE CONTINGENCIA	0	313.796.202	313.796.202	5.864.921	5.864.921

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**591.982.855**		**564.439.823**	**101.835.908**				**1.258.258.586**
1001	**637.617.251**							**637.617.251**
1037							**5.864.921**	**5.864.921**
1050	**376.136**		**2.626.908**					**3.003.044**
1052			**60.000.000**					**60.000.000**
1056	**127.929.886**							**127.929.886**
1120			**230.098.623**	**25.367.782**				**255.466.405**
Total	**1.357.906.128**	**0**	**857.165.354**	**127.203.690**	**0**	**0**	**5.864.921**	**2.348.140.093**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41101 MINISTÉRIO DAS COMUNICAÇÕES - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		315.281.745	340.679.575	390.784.576	1.432.437.354	1.451.144.789
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	147.972.394	183.389.033	188.389.033	1.245.237.633	1.215.249.072
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	167.309.351	157.277.542	202.382.543	187.172.600	235.868.596
Funcao						
04	ADMINISTRAÇÃO	66.830	6.600.000	6.600.000	150.000	150.000
09	PREVIDÊNCIA SOCIAL	1.295.466	1.069.125	1.069.125	725.358.674	725.358.674
24	COMUNICAÇÕES	313.919.449	332.997.450	383.102.451	706.901.559	725.608.994
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	126.388.187	158.809.025	163.809.025	479.807.805	451.137.961
126	TECNOLOGIA DA INFORMAÇÃO	156.640.025	106.927.542	151.982.543	136.522.600	188.845.067
131	COMUNICAÇÃO SOCIAL	5.876.809	10.000.000	10.000.000	18.000.000	16.681.283
211	RELAÇÕES DIPLOMÁTICAS	6.732.474	6.100.000	6.100.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.295.466	1.069.125	1.069.125	725.358.674	725.358.674
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.228.225	5.450.916	5.450.916	12.401.477	12.401.477
571	DESENVOLVIMENTO CIENTÍFICO	0	1.000.000	1.000.000	500.000	500.000
722	TELECOMUNICAÇÕES	10.602.495	49.250.000	49.300.000	50.000.000	46.373.529
846	OUTROS ENCARGOS ESPECIAIS	2.518.064	2.072.967	2.072.967	9.696.798	9.696.798
GND						
1	PESSOAL E ENCARGOS SOCIAIS	56.638.534	54.982.476	54.982.476	823.022.580	823.022.580
3	OUTRAS DESPESAS CORRENTES	216.724.376	188.306.763	227.434.764	520.855.802	526.286.301
4	INVESTIMENTOS	41.918.835	97.390.336	108.367.336	88.558.972	101.835.908

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**97.663.906**		**526.286.301**	**101.835.908**				**725.786.115**
1001	**637.617.251**							**637.617.251**
1056	**87.741.423**							**87.741.423**
Total	**823.022.580**	**0**	**526.286.301**	**101.835.908**	**0**	**0**	**0**	**1.451.144.789**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41101 MINISTÉRIO DAS COMUNICAÇÕES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.215.249.072**
	Atividade								**480.220.721**
0032 **2000**	**Administração da Unidade**	24 122							**125.214.682**
0032 2000 **0001**	Administração da Unidade - **Nacional**								125.214.682
			F	3-ODC	2	90	0	1000	120.936.223
			F	3-ODC	2	91	0	1000	108.137
			F	4-INV	2	90	0	1000	4.170.322
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	24 331							**4.109.137**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								4.109.137
			F	3-ODC	1	90	0	1000	4.109.137
0032 **20TP**	**Ativos Civis da União**	24 122							**87.967.108**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								87.967.108
			F	1-PES	1	90	0	1000	87.967.108
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	24 331							**8.292.340**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								8.292.340
			F	3-ODC	1	90	0	1000	8.292.340
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	24 122							**400.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 8								400.000
			F	3-ODC	2	90	0	1000	400.000
0032 **21I3**	**Manutenção de Contrato de Gestão com a Telecomunicações Brasileiras S.A. – Telebrás**	24 122							**237.556.171**
0032 21I3 **0001**	Manutenção de Contrato de Gestão com a Telecomunicações Brasileiras S.A. – Telebrás - **Nacional** Contrato gerido (unidade): 1								237.556.171
			F	3-ODC	2	60	0	1000	237.556.171
0032 **4641**	**Publicidade de Utilidade Pública**	24 131							**16.681.283**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								16.681.283
			F	3-ODC	2	90	0	1000	16.681.283
	Operação Especial								**735.028.351**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**725.358.674**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								725.358.674
			S	1-PES	1	90	0	1001	637.617.251
			S	1-PES	1	90	0	1056	87.741.423
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	24 846							**9.669.677**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								9.669.677
			F	1-PES	0	91	0	1000	9.669.677
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
2305	**Comunicações para Inclusão e Transformação**								**235.868.596**
	Atividade								**199.716.218**
2305 **20V8**	**Apoio a Iniciativas e Projetos de Inclusão Digital**	24 126							**152.842.689**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41101 MINISTÉRIO DAS COMUNICAÇÕES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305	20V8	**0001**	Apoio a Iniciativas e Projetos de Inclusão Digital - **Nacional**								141.142.688
			Iniciativa apoiada (unidade): 5		F	3-ODC	2	90	0	1000	37.408.456
					F	3-ODC	2	91	0	1000	77.104.232
					F	3-ODC	6	50	0	1000	3.000.000
					F	3-ODC	6	99	0	1000	7.000.000
					F	4-INV	2	90	0	1000	16.630.000
2305	20V8	**0014**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado de Roraima**								1.000.000
			Iniciativa apoiada (unidade): 1		F	4-INV	6	50	0	1000	1.000.000
2305	20V8	**0021**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado do Maranhão**								900.000
			Iniciativa apoiada (unidade): 900		F	3-ODC	6	99	0	1000	500.000
					F	4-INV	6	99	0	1000	400.000
2305	20V8	**0025**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado da Paraíba**								500.000
			Iniciativa apoiada (unidade): 25		F	3-ODC	6	99	0	1000	500.000
2305	20V8	**0026**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado de Pernambuco**								300.000
			Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
					F	4-INV	6	99	0	1000	100.000
2305	20V8	**0029**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado da Bahia**								300.001
			Iniciativa apoiada (unidade): 21		F	4-INV	6	99	0	1000	300.001
2305	20V8	**0031**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado de Minas Gerais**								200.000
			Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	200.000
2305	20V8	**0033**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado do Rio de Janeiro**								2.650.000
			Iniciativa apoiada (unidade): 4		F	3-ODC	6	50	0	1000	650.000
					F	3-ODC	6	99	0	1000	2.000.000
2305	20V8	**0035**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado de São Paulo**								3.000.000
			Iniciativa apoiada (unidade): 5		F	3-ODC	6	50	0	1000	1.000.000
					F	3-ODC	6	99	0	1000	500.000
					F	4-INV	6	50	0	1000	1.000.000
					F	4-INV	6	99	0	1000	500.000
2305	20V8	**0043**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado do Rio Grande do Sul**								850.000
			Iniciativa apoiada (unidade): 3		F	3-ODC	6	90	0	1000	720.000
					F	4-INV	6	90	0	1000	130.000
2305	20V8	**0051**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado de Mato Grosso**								1.200.000
			Iniciativa apoiada (unidade): 50		F	3-ODC	6	50	0	1000	800.000
					F	4-INV	6	50	0	1000	400.000
2305	20V8	**0052**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Estado de Goiás**								300.000
			Iniciativa apoiada (unidade): 3		F	3-ODC	6	50	0	1000	300.000
2305	20V8	**0053**	Apoio a Iniciativas e Projetos de Inclusão Digital - **No Distrito Federal**								500.000
			Iniciativa apoiada (unidade): 3		F	3-ODC	6	50	0	1000	200.000
					F	3-ODC	6	99	0	1000	300.000
2305	**20ZQ**		**Estudos, Pesquisas e Produção de Indicadores na Área das Comunicações**	24 722							**1.390.108**
2305	20ZQ	**0001**	Estudos, Pesquisas e Produção de Indicadores na Área das Comunicações - **Nacional**								1.390.108
			Estudo elaborado (unidade): 1		F	3-ODC	2	90	0	1000	1.390.108
2305	**212H**		**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	24 571							**500.000**
2305	212H	**0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								500.000
			Projeto apoiado (unidade): 1		F	3-ODC	2	50	0	1000	500.000
2305	**21AE**		**Evolução e Expansão dos Serviços de Radiodifusão**	24 722							**44.483.421**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41101 MINISTÉRIO DAS COMUNICAÇÕES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305 21AE **0001**	Evolução e Expansão dos Serviços de Radiodifusão - **Nacional**								44.483.421
	Iniciativa realizada (unidade): 76		F	3-ODC	2	90	0	1000	2.780.214
			F	4-INV	3	90	0	1000	41.703.207
2305 **21FP**	**Promoção de Acesso Gratuito à Internet (Programa Internet Brasil - Lei nº 14.351, de 25 de maio de 2022)**	24 722							**500.000**
2305 21FP **0001**	Promoção de Acesso Gratuito à Internet (Programa Internet Brasil - Lei nº 14.351, de 25 de maio de 2022) - **Nacional**								500.000
	benefício disponibilizado (unidade): 2.075		F	3-ODC	2	90	0	1000	500.000
	Projeto								**36.002.378**
2305 **15UK**	**Implementação de Projetos de Cidades Conectadas, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)**	24 126							**250.000**
2305 15UK **0001**	Implementação de Projetos de Cidades Conectadas, por Organização Social (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								250.000
	Cidade conectada implantada (unidade): 1		F	3-ODC	2	50	0	1000	250.000
2305 **15UL**	**Implantação de Infraestrutura para os Projetos Norte e Nordeste Conectados, por Organização Social (Lei nº 9.637, de 15 de maio de 1998)**	24 126							**250.000**
2305 15UL **0010**	Implantação de Infraestrutura para os Projetos Norte e Nordeste Conectados, por Organização Social (Lei nº 9.637, de 15 de maio de 1998) - **Na Região Norte**								250.000
	Cidade conectada (unidade): 1		F	3-ODC	2	50	0	1000	250.000
2305 **162P**	**Implementação de Cidades Conectadas**	24 126							**13.901.069**
2305 162P **0001**	Implementação de Cidades Conectadas - **Nacional**								13.901.069
	Cidade conectada implantada (unidade): 11		F	4-INV	3	90	0	1000	13.901.069
2305 **162Q**	**Implantação de Infraestrutura de Comunicações**	24 126							**21.601.309**
2305 162Q **0020**	Implantação de Infraestrutura de Comunicações - **Na Região Nordeste**								21.601.309
	Cidade conectada (unidade): 18		F	4-INV	3	90	0	1000	21.601.309
	Operação Especial								**150.000**
2305 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	04 211							**150.000**
2305 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								150.000
			F	3-ODC	2	80	0	1000	150.000
Total									**1.451.144.789**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41231 AGÊNCIA NACIONAL DE TELECOMUNICAÇÕES - ANATEL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		629.403.371	765.166.357	765.166.357	838.361.087	836.995.304
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	569.182.122	691.137.925	691.137.925	761.302.752	759.936.969
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	154.551	230.314	230.314	250.607	250.607
0999	RESERVA DE CONTINGÊNCIA	0	8.920.006	8.920.006	5.864.921	5.864.921
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	60.066.699	64.878.112	64.878.112	70.942.807	70.942.807
Funcao						
04	ADMINISTRAÇÃO	0	209.239	209.239	0	0
09	PREVIDÊNCIA SOCIAL	33.277.926	33.470.885	33.470.885	40.188.463	40.188.463
24	COMUNICAÇÕES	595.970.894	722.335.913	722.335.913	792.057.096	790.691.313
28	ENCARGOS ESPECIAIS	154.551	230.314	230.314	250.607	250.607
99	RESERVA DE CONTINGÊNCIA	0	8.920.006	8.920.006	5.864.921	5.864.921
Subfuncao						
122	ADMINISTRAÇÃO GERAL	464.065.795	582.626.497	582.626.497	635.263.184	633.897.401
125	NORMATIZAÇÃO E FISCALIZAÇÃO	39.578.718	37.572.183	37.572.183	38.287.935	38.287.935
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	33.277.926	33.470.885	33.470.885	40.188.463	40.188.463
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	19.044.374	21.532.478	21.532.478	20.834.552	20.834.552
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	8.960.823	14.456.787	14.456.787	13.259.000	13.259.000
722	TELECOMUNICAÇÕES	11.527.158	12.849.142	12.849.142	19.395.872	19.395.872
846	OUTROS ENCARGOS ESPECIAIS	52.948.577	53.738.379	53.738.379	65.267.160	65.267.160
999	RESERVA DE CONTINGÊNCIA	0	8.920.006	8.920.006	5.864.921	5.864.921
GND						
1	PESSOAL E ENCARGOS SOCIAIS	424.512.600	439.438.019	439.438.019	534.883.548	534.883.548
3	OUTRAS DESPESAS CORRENTES	184.636.814	253.821.591	253.821.591	272.244.836	270.879.053
4	INVESTIMENTOS	20.253.957	62.986.741	62.986.741	25.367.782	25.367.782
9	RESERVA DE CONTINGENCIA	0	8.920.006	8.920.006	5.864.921	5.864.921

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**494.318.949**		**38.153.522**					**532.472.471**
1037							**5.864.921**	**5.864.921**
1050	**376.136**		**2.626.908**					**3.003.044**
1056	**40.188.463**							**40.188.463**
1120			**230.098.623**	**25.367.782**				**255.466.405**
Total	**534.883.548**	**0**	**270.879.053**	**25.367.782**	**0**	**0**	**5.864.921**	**836.995.304**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41231 AGÊNCIA NACIONAL DE TELECOMUNICAÇÕES - ANATEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**759.936.969**
	Atividade								**654.731.953**
0032 **2000**	**Administração da Unidade**	24 122							**203.727.160**
0032 2000 **0001**	Administração da Unidade - **Nacional**								203.727.160
			F	3-ODC	2	90	0	1000	17.276.654
			F	3-ODC	2	90	0	1050	2.626.908
			F	3-ODC	2	90	0	1120	162.606.692
			F	3-ODC	2	91	0	1120	412.000
			F	4-INV	2	90	0	1120	20.804.906
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	24 331							**4.206.916**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								4.206.916
			F	3-ODC	1	90	0	1000	4.206.916
0032 **20TP**	**Ativos Civis da União**	24 122							**429.470.241**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								429.470.241
			F	1-PES	1	90	0	1000	429.094.105
			F	1-PES	1	90	0	1050	376.136
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	24 331							**16.627.636**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								16.627.636
			F	3-ODC	1	90	0	1000	16.627.636
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	24 122							**700.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 30								700.000
			F	3-ODC	2	90	0	1120	700.000
	Operação Especial								**105.205.016**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**40.188.463**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								40.188.463
			S	1-PES	1	90	0	1056	40.188.463
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	24 846							**65.016.553**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								65.016.553
			F	1-PES	0	91	0	1000	65.016.553
0909	**Operações Especiais: Outros Encargos Especiais**								**250.607**
	Operação Especial								**250.607**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**208.291**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								208.291
			F	1-PES	1	90	0	1000	208.291
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**42.316**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								42.316
			S	3-ODC	1	90	0	1000	42.316
0999	**Reserva de Contingência**								**5.864.921**
	Operação Especial								**5.864.921**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**5.864.921**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								5.864.921
			F	9-RES	0	99	0	1037	5.864.921
2305	**Comunicações para Inclusão e Transformação**								**70.942.807**
	Atividade								**70.942.807**
2305 **20ZD**	**Regulação dos Serviços de Telecomunicações**	24 722							**19.395.872**
2305 20ZD **0001**	Regulação dos Serviços de Telecomunicações - **Nacional** Agenda implementada (% de execução): 90								19.395.872
			F	3-ODC	2	80	0	1120	207.987
			F	3-ODC	2	90	0	1120	19.187.885

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41231 AGÊNCIA NACIONAL DE TELECOMUNICAÇÕES - ANATEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305 **2424**	**Fiscalização Regulatória**	24 125							**38.287.935**
2305 2424 **0001**	Fiscalização Regulatória - **Nacional**								38.287.935
	Plano realizado (% de execução): 90		F	3-ODC	2	90	0	1120	33.725.059
			F	4-INV	2	90	0	1120	4.562.876
2305 **2B68**	**Relações com os Usuários de Serviços de Telecomunicações**	24 422							**13.259.000**
2305 2B68 **0001**	Relações com os Usuários de Serviços de Telecomunicações - **Nacional**								13.259.000
	Usuário atendido (%): 95		F	3-ODC	2	90	0	1120	13.259.000
Total									**836.995.304**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41902 FUNDO DE UNIVERSALIZAÇÃO DOS SERVIÇOS DE TELECOMUNICAÇÕES - FUST

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		9.679.982	30.000.000	30.000.000	30.000.000	30.000.000
Programa						
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	9.679.982	30.000.000	30.000.000	30.000.000	30.000.000
Funcao						
24	COMUNICAÇÕES	9.679.982	30.000.000	30.000.000	30.000.000	30.000.000
Subfuncao						
722	TELECOMUNICAÇÕES	9.679.982	30.000.000	30.000.000	30.000.000	30.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	9.679.982	30.000.000	30.000.000	30.000.000	30.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1052			**30.000.000**					**30.000.000**
Total	**0**	**0**	**30.000.000**	**0**	**0**	**0**	**0**	**30.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41902 FUNDO DE UNIVERSALIZAÇÃO DOS SERVIÇOS DE TELECOMUNICAÇÕES - FUST

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305	**Comunicações para Inclusão e Transformação**								**30.000.000**
	Operação Especial								**30.000.000**
2305 **00TY**	**Subvenção Econômica a Projetos de Expansão, de Uso e de Melhoria das Redes e dos Serviços de Telecomunicações (Lei nº 9.998, de 2000)**	24 722							**30.000.000**
2305 00TY **0001**	Subvenção Econômica a Projetos de Expansão, de Uso e de Melhoria das Redes e dos Serviços de Telecomunicações (Lei nº 9.998, de 2000) - **Nacional**								30.000.000
	Projeto apoiado (unidade): 1		F	3-ODC	3	60	0	1052	30.000.000
Total									**30.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41903 FUNDO PARA O DESENVOLVIMENTO TECNOLÓGICO DAS TELECOMUNICAÇÕES - FUNTTEL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		19.207.566	15.000.000	15.000.000	30.000.000	30.000.000
Programa						
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	19.207.566	15.000.000	15.000.000	30.000.000	30.000.000
Funcao						
24	COMUNICAÇÕES	19.207.566	15.000.000	15.000.000	30.000.000	30.000.000
Subfuncao						
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	19.207.566	15.000.000	15.000.000	30.000.000	30.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	19.207.566	15.000.000	15.000.000	30.000.000	30.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1052			**30.000.000**					**30.000.000**
Total	**0**	**0**	**30.000.000**	**0**	**0**	**0**	**0**	**30.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41903 FUNDO PARA O DESENVOLVIMENTO TECNOLÓGICO DAS TELECOMUNICAÇÕES - FUNTTEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305	**Comunicações para Inclusão e Transformação**								**30.000.000**
	Operação Especial								**30.000.000**
2305 **00TS**	**Política Produtiva e Inovação Tecnológica**	24 572							**30.000.000**
2305 00TS **0001**	Política Produtiva e Inovação Tecnológica - **Nacional**								30.000.000
	Projeto apoiado (unidade): 6		F	3-ODC	2	50	0	1052	30.000.000
Total									**30.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.973.718.903	7.244.253.954	5.002.121.781	3.257.442.116	3.781.335.208
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.123.209.387	1.178.997.677	1.159.047.564	1.287.614.232	1.268.684.005
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	10.804.000	3.000.000.000	478.055.641	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	132.066	217.396	217.396	299.436	299.436
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	5.651.513	5.971.069	5.699.745	2.020.311	1.939.723
0999	RESERVA DE CONTINGÊNCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966
5125	DIREITO À CULTURA	1.833.921.938	1.711.111.566	2.011.145.189	1.408.486.171	1.951.390.078
Funcao						
04	ADMINISTRAÇÃO	0	5.000.000	4.753.341	0	0
09	PREVIDÊNCIA SOCIAL	257.519.228	261.179.076	261.179.076	304.333.670	304.333.670
13	CULTURA	2.699.612.096	2.623.930.167	2.904.260.336	2.391.766.733	2.915.740.413
28	ENCARGOS ESPECIAIS	16.587.579	3.006.188.465	483.972.782	2.319.747	2.239.159
99	RESERVA DE CONTINGÊNCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966
Subfuncao						
122	ADMINISTRAÇÃO GERAL	754.315.151	805.983.441	786.082.660	865.610.649	846.799.472
125	NORMATIZAÇÃO E FISCALIZAÇÃO	0	222.159	222.159	100.000	10.100.000
128	FORMAÇÃO DE RECURSOS HUMANOS	1.089.911	410.000	410.000	1.925.000	1.805.950
131	COMUNICAÇÃO SOCIAL	0	500.000	500.000	1.000	1.000
211	RELAÇÕES DIPLOMÁTICAS	6.998.529	5.000.000	4.753.341	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	257.519.228	261.179.076	261.179.076	304.333.670	304.333.670
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	44.698.252	47.901.406	47.901.406	49.635.443	49.635.443
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	249.720.492	323.630.511	313.033.533	254.704.153	262.401.109
392	DIFUSÃO CULTURAL	960.362.784	714.886.021	1.018.073.552	428.548.496	955.537.811
571	DESENVOLVIMENTO CIENTÍFICO	18.661.792	23.100.000	22.490.397	25.133.522	23.351.158
691	PROMOÇÃO COMERCIAL	600.000.000	645.000.000	645.000.000	700.000.000	700.000.000
845	OUTRAS TRANSFERÊNCIAS	15.980.870	3.000.272.875	486.578.516	0	0
846	OUTROS ENCARGOS ESPECIAIS	64.371.894	68.212.219	67.940.895	68.428.217	68.347.629
999	RESERVA DE CONTINGÊNCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966
UO						
42101	MINISTÉRIO DA CULTURA - ADMINISTRAÇÃO DIRETA	561.987.197	507.237.402	689.828.378	538.732.201	906.362.753
42201	FUNDAÇÃO CASA DE RUI BARBOSA	56.458.260	60.022.197	61.087.020	67.853.598	68.675.496
42202	FUNDAÇÃO BIBLIOTECA NACIONAL - BN	120.340.841	125.155.214	125.070.588	140.422.006	137.313.842
42203	FUNDAÇÃO CULTURAL PALMARES	31.209.569	30.742.641	35.129.296	30.816.144	33.163.327
42204	INSTITUTO DO PATRIMÔNIO HISTÓRICO E ARTÍSTICO NACIONAL	561.356.526	663.232.121	645.187.638	632.590.778	630.700.855
42205	FUNDAÇÃO NACIONAL DE ARTES	175.629.192	176.890.226	196.536.883	178.567.628	206.408.341
42206	AGÊNCIA NACIONAL DO CINEMA - ANCINE	147.885.744	160.975.406	158.926.539	176.680.147	184.120.816
42207	INSTITUTO BRASILEIRO DE MUSEUS	179.429.631	180.400.011	182.410.709	206.250.108	204.637.470
42902	FUNDO NACIONAL DE CULTURA	719.068.367	2.065.618.736	2.155.909.089	1.285.529.506	1.409.952.308
GND						
1	PESSOAL E ENCARGOS SOCIAIS	692.784.515	719.815.467	719.815.467	836.396.154	836.396.154
3	OUTRAS DESPESAS CORRENTES	1.028.570.788	3.654.276.431	1.423.847.629	918.247.996	1.370.600.596
4	INVESTIMENTOS	250.507.951	609.205.810	597.502.439	243.775.000	315.315.492
5	INVERSOES FINANCEIRAS	1.001.855.650	913.000.000	913.000.000	700.001.000	700.001.000
9	RESERVA DE CONTINGENCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**532.062.484**		**1.336.480.364**	**315.145.492**	**1.000**			**2.183.689.340**
1001	**163.289.359**							**163.289.359**
1002	**17.443.703**							**17.443.703**
1029					**525.738.054**			**525.738.054**
1050			**30.731.182**	**170.000**	**174.261.946**		**78.465.834**	**283.628.962**
1052			**3.389.050**				**10.783**	**3.399.833**
1056	**123.600.608**							**123.600.608**
1121							**463.238.678**	**463.238.678**
1135							**17.306.671**	**17.306.671**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 42000 MINISTÉRIO DA CULTURA

Total	**836.396.154**	**0**	**1.370.600.596**	**315.315.492**	**700.001.000**	**0**	**559.021.966**	**3.781.335.208**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42101 MINISTÉRIO DA CULTURA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		561.987.197	507.237.402	689.828.378	538.732.201	906.362.753
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	296.942.731	290.826.014	283.352.305	309.167.449	308.478.617
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.364.613	3.423.069	3.275.074	273.471	273.471
5125	DIREITO À CULTURA	261.679.852	212.975.319	403.187.999	229.264.160	597.583.544
Funcao						
04	ADMINISTRAÇÃO	0	5.000.000	4.753.341	0	0
09	PREVIDÊNCIA SOCIAL	38.166.201	39.252.008	39.252.008	44.295.108	44.295.108
13	CULTURA	520.456.383	459.549.325	642.534.955	494.136.501	861.767.053
28	ENCARGOS ESPECIAIS	3.364.613	3.436.069	3.288.074	300.592	300.592
Subfuncao						
122	ADMINISTRAÇÃO GERAL	236.568.075	233.003.889	225.579.512	246.499.118	245.810.286
211	RELAÇÕES DIPLOMÁTICAS	6.998.529	5.000.000	4.753.341	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	38.166.201	39.252.008	39.252.008	44.295.108	44.295.108
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.332.339	9.246.204	9.246.204	10.374.783	10.374.783
392	DIFUSÃO CULTURAL	239.402.661	186.775.319	370.475.560	205.130.638	575.218.093
571	DESENVOLVIMENTO CIENTÍFICO	17.500.321	22.100.000	21.509.766	24.133.522	22.365.451
845	OUTRAS TRANSFERÊNCIAS	4.776.870	100.000	7.400.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	10.242.201	11.759.982	11.611.987	8.299.032	8.299.032
GND						
1	PESSOAL E ENCARGOS SOCIAIS	122.047.821	129.094.259	129.094.259	151.021.236	151.021.236
3	OUTRAS DESPESAS CORRENTES	406.750.002	359.843.143	533.732.092	354.110.965	648.447.086
4	INVESTIMENTOS	33.189.373	18.300.000	27.002.027	33.600.000	106.894.431

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**106.726.128**		**648.447.086**	**106.894.431**				**862.067.645**
1001	**24.927.383**							**24.927.383**
1056	**19.367.725**							**19.367.725**
Total	**151.021.236**	**0**	**648.447.086**	**106.894.431**	**0**	**0**	**0**	**906.362.753**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42101 MINISTÉRIO DA CULTURA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**308.478.617**
	Atividade								**256.185.069**
0032 **2000**	**Administração da Unidade**	13 122							**145.348.916**
0032 2000 **0001**	Administração da Unidade - **Nacional**								145.348.916
			F	3-ODC	2	90	0	1000	129.998.551
			F	3-ODC	2	91	0	1000	1.900.000
			F	4-INV	2	90	0	1000	13.450.365
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**1.617.024**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.617.024
			F	3-ODC	1	90	0	1000	1.617.024
0032 **20TP**	**Ativos Civis da União**	13 122							**98.700.567**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								98.700.567
			F	1-PES	1	90	0	1000	98.700.567
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**8.757.759**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								8.757.759
			F	3-ODC	1	90	0	1000	8.757.759
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	13 122							**1.760.803**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 44								1.760.803
			F	3-ODC	2	90	0	1000	1.760.803
	Operação Especial								**52.293.548**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**44.295.108**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								44.295.108
			S	1-PES	1	90	0	1001	24.927.383
			S	1-PES	1	90	0	1056	19.367.725
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**7.998.440**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								7.998.440
			F	1-PES	0	91	0	1000	7.998.440
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**273.471**
	Operação Especial								**273.471**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**273.471**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								273.471
			F	3-ODC	2	80	0	1000	273.471
5125	**Direito à Cultura**								**597.583.544**
	Atividade								**597.583.544**
5125 **00VF**	**Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais**	13 392							**44.735.683**
5125 00VF **0001**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **Nacional** Equipamento cultural apoiado (unidade): 37								40.475.681
			F	3-ODC	2	90	0	1000	2.861.777
			F	4-INV	2	90	0	1000	7.613.904
			F	4-INV	8	90	0	1000	30.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42101 MINISTÉRIO DA CULTURA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 00VF **0011**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado de Rondônia**								2.100.000
	Equipamento cultural apoiado (unidade): 2		F	4-INV	6	99	0	1000	2.100.000
5125 00VF **0029**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado da Bahia**								500.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	40	0	1000	500.000
5125 00VF **0031**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado de Minas Gerais**								610.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	99	0	1000	610.000
5125 00VF **0033**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado do Rio de Janeiro**								250.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	99	0	1000	250.000
5125 00VF **0035**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado de São Paulo**								700.002
	Equipamento cultural apoiado (unidade): 2		F	3-ODC	6	99	0	1000	1
			F	4-INV	6	99	0	1000	700.001
5125 00VF **1419**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Município de Emas - PB**								100.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	40	0	1000	100.000
5125 **20ZF**	**Promoção e Fomento à Cultura Brasileira**	13 392							**410.075.338**
5125 20ZF **0001**	Promoção e Fomento à Cultura Brasileira - **Nacional**								204.731.578
	Projeto apoiado (unidade): 667		F	3-ODC	2	30	0	1000	1.500.000
			F	3-ODC	2	40	0	1000	7.500.000
			F	3-ODC	2	90	0	1000	84.175.575
			F	3-ODC	6	50	0	1000	6.300.000
			F	3-ODC	6	99	0	1000	31.276.003
			F	3-ODC	8	30	0	1000	11.666.667
			F	3-ODC	8	40	0	1000	11.666.667
			F	3-ODC	8	90	0	1000	11.666.667
			F	4-INV	2	30	0	1000	750.000
			F	4-INV	2	40	0	1000	750.000
			F	4-INV	2	90	0	1000	750.000
			F	4-INV	6	99	0	1000	1.730.000
			F	4-INV	8	30	0	1000	11.666.667
			F	4-INV	8	40	0	1000	11.666.666
			F	4-INV	8	90	0	1000	11.666.666
5125 20ZF **0012**	Promoção e Fomento à Cultura Brasileira - **No Estado do Acre**								1.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	99	0	1000	1.000
5125 20ZF **0013**	Promoção e Fomento à Cultura Brasileira - **No Estado do Amazonas**								400.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	400.000
5125 20ZF **0014**	Promoção e Fomento à Cultura Brasileira - **No Estado de Roraima**								2.601.003
	Projeto apoiado (unidade): 350		F	3-ODC	6	99	0	1000	2.601.003
5125 20ZF **0015**	Promoção e Fomento à Cultura Brasileira - **No Estado do Pará**								7.200.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	50	0	1000	7.200.000
5125 20ZF **0017**	Promoção e Fomento à Cultura Brasileira - **No Estado do Tocantins**								200.001
	Projeto apoiado (unidade): 140		F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	1
5125 20ZF **0021**	Promoção e Fomento à Cultura Brasileira - **No Estado do Maranhão**								900.000
	Projeto apoiado (unidade): 2		F	3-ODC	6	50	0	1000	900.000
5125 20ZF **0023**	Promoção e Fomento à Cultura Brasileira - **No Estado do Ceará**								12.200.000
	Projeto apoiado (unidade): 9		F	3-ODC	6	99	0	1000	12.200.000
5125 20ZF **0024**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio Grande do Norte**								600.023
	Projeto apoiado (unidade): 11		F	3-ODC	6	50	0	1000	600.023

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42101 MINISTÉRIO DA CULTURA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 20ZF **0025**	Promoção e Fomento à Cultura Brasileira - **No Estado da Paraíba**								400.000
	Projeto apoiado (unidade): 26		F	3-ODC	6	50	0	1000	300.000
			F	3-ODC	6	99	0	1000	100.000
5125 20ZF **0026**	Promoção e Fomento à Cultura Brasileira - **No Estado de Pernambuco**								10.850.000
	Projeto apoiado (unidade): 45		F	3-ODC	6	40	0	1000	250.000
			F	3-ODC	6	50	0	1000	7.000.000
			F	3-ODC	6	99	0	1000	3.600.000
5125 20ZF **0027**	Promoção e Fomento à Cultura Brasileira - **No Estado de Alagoas**								2.900.000
	Projeto apoiado (unidade): 15		F	3-ODC	6	50	0	1000	2.100.000
			F	3-ODC	6	99	0	1000	800.000
5125 20ZF **0028**	Promoção e Fomento à Cultura Brasileira - **No Estado de Sergipe**								6.600.000
	Projeto apoiado (unidade): 37		F	3-ODC	6	99	0	1000	6.600.000
5125 20ZF **0029**	Promoção e Fomento à Cultura Brasileira - **No Estado da Bahia**								2.280.000
	Projeto apoiado (unidade): 4		F	3-ODC	6	40	0	1000	500.000
			F	3-ODC	6	99	0	1000	1.780.000
5125 20ZF **0031**	Promoção e Fomento à Cultura Brasileira - **No Estado de Minas Gerais**								22.315.000
	Projeto apoiado (unidade): 188		F	3-ODC	6	50	0	1000	2.660.000
			F	3-ODC	6	99	0	1000	18.805.000
			F	4-INV	6	99	0	1000	850.000
5125 20ZF **0032**	Promoção e Fomento à Cultura Brasileira - **No Estado do Espírito Santo**								5.000.000
	Projeto apoiado (unidade): 105		F	3-ODC	6	99	0	1000	5.000.000
5125 20ZF **0033**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio de Janeiro**								35.427.385
	Projeto apoiado (unidade): 152		F	3-ODC	6	40	0	1000	1.000.000
			F	3-ODC	6	50	0	1000	13.904.700
			F	3-ODC	6	99	0	1000	20.522.685
5125 20ZF **0035**	Promoção e Fomento à Cultura Brasileira - **No Estado de São Paulo**								43.317.342
	Projeto apoiado (unidade): 241		F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	42.917.342
			F	4-INV	6	99	0	1000	200.000
5125 20ZF **0041**	Promoção e Fomento à Cultura Brasileira - **No Estado do Paraná**								1.650.000
	Projeto apoiado (unidade): 9		F	3-ODC	6	99	0	1000	1.450.000
			F	4-INV	6	99	0	1000	200.000
5125 20ZF **0042**	Promoção e Fomento à Cultura Brasileira - **No Estado de Santa Catarina**								1.400.000
	Projeto apoiado (unidade): 8		F	3-ODC	6	99	0	1000	1.200.000
			F	4-INV	6	99	0	1000	200.000
5125 20ZF **0043**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio Grande do Sul**								9.902.003
	Projeto apoiado (unidade): 60		F	3-ODC	6	40	0	1000	400.000
			F	3-ODC	6	50	0	1000	4.866.003
			F	3-ODC	6	99	0	1000	4.636.000
5125 20ZF **0050**	Promoção e Fomento à Cultura Brasileira - **Na Região Centro-Oeste**								4.500.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	4.500.000
5125 20ZF **0051**	Promoção e Fomento à Cultura Brasileira - **No Estado de Mato Grosso**								6.000.000
	Projeto apoiado (unidade): 11		F	3-ODC	6	50	0	1000	1.800.000
			F	3-ODC	6	99	0	1000	4.000.000
			F	4-INV	6	99	0	1000	200.000
5125 20ZF **0052**	Promoção e Fomento à Cultura Brasileira - **No Estado de Goiás**								3.600.000
	Projeto apoiado (unidade): 65		F	3-ODC	6	99	0	1000	3.600.000
5125 20ZF **0053**	Promoção e Fomento à Cultura Brasileira - **No Distrito Federal**								12.850.000
	Projeto apoiado (unidade): 61		F	3-ODC	6	99	0	1000	12.850.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42101 MINISTÉRIO DA CULTURA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 20ZF **0054**	Promoção e Fomento à Cultura Brasileira - **No Estado de Mato Grosso do Sul**								6.200.003
	Projeto apoiado (unidade): 14		F	3-ODC	6	30	0	1000	370.000
			F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	4.700.003
			F	4-INV	6	30	0	1000	130.000
5125 20ZF **3341**	Promoção e Fomento à Cultura Brasileira - **No Município do Rio de Janeiro - RJ**								1.000.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	40	0	1000	1.000.000
5125 20ZF **5214**	Promoção e Fomento à Cultura Brasileira - **No Município de Bonito - MS**								1.400.000
	Projeto apoiado (unidade): 20		F	3-ODC	6	50	0	1000	1.400.000
5125 20ZF **7213**	Promoção e Fomento à Cultura Brasileira - **Instituto Olhos D'Água - No Estado do Piauí**								200.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5125 20ZF **7215**	Promoção e Fomento à Cultura Brasileira - **Cooperativa de Artesanato Mestre Dezinho - No Estado do Piauí**								200.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5125 20ZF **7217**	Promoção e Fomento à Cultura Brasileira - **Instituto Ensaio Aberto - No Estado do Rio de Janeiro**								150.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	150.000
5125 20ZF **7218**	Promoção e Fomento à Cultura Brasileira - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno – RIDE - Na Região Centro-Oeste**								3.100.000
	Projeto apoiado (unidade): 20		F	3-ODC	6	99	0	1000	3.100.000
5125 **20ZG**	**Formulação e Gestão da Política Cultural**	13 392							**69.221.830**
5125 20ZG **0001**	Formulação e Gestão da Política Cultural - **Nacional**								68.821.829
	Política implementada (unidade): 9.705		F	3-ODC	2	90	0	1000	68.821.829
5125 20ZG **0011**	Formulação e Gestão da Política Cultural - **No Estado de Rondônia**								200.000
	Política implementada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5125 20ZG **0017**	Formulação e Gestão da Política Cultural - **No Estado do Tocantins**								1
	Política implementada (unidade): 0		F	3-ODC	6	99	0	1000	1
5125 20ZG **0035**	Formulação e Gestão da Política Cultural - **No Estado de São Paulo**								200.000
	Política implementada (unidade): 2		F	3-ODC	6	99	0	1000	200.000
5125 **211F**	**Funcionamento de Espaços e Equipamentos Culturais**	13 392							**37.084.171**
5125 211F **0001**	Funcionamento de Espaços e Equipamentos Culturais - **Nacional**								37.084.171
	Público atendido (unidade): 5.049		F	3-ODC	2	40	0	1000	80.000
			F	3-ODC	2	90	0	1000	27.604.117
			F	4-INV	2	40	0	1000	20.000
			F	4-INV	2	90	0	1000	9.380.054
5125 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	13 571							**22.365.451**
5125 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								22.365.451
	Projeto apoiado (unidade): 100.000		F	3-ODC	2	50	0	1000	22.365.451
5125 **215G**	**Implementação da Política Nacional de Cultura Viva**	13 392							**14.101.071**
5125 215G **0001**	Implementação da Política Nacional de Cultura Viva - **Nacional**								14.101.071
	Política implementada (unidade): 150		F	3-ODC	2	90	0	1000	12.690.963
			F	4-INV	2	90	0	1000	1.410.108
Total									**906.362.753**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42201 FUNDAÇÃO CASA DE RUI BARBOSA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		56.458.260	60.022.197	61.087.020	67.853.598	68.675.496
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	50.681.451	55.706.197	55.097.097	63.722.557	62.932.567
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	2.400	3.000	3.000	3.000	3.000
5125	DIREITO À CULTURA	5.774.410	4.300.000	5.973.923	4.113.920	5.725.808
Funcao						
09	PREVIDÊNCIA SOCIAL	20.712.992	20.860.366	20.860.366	26.320.423	26.320.423
13	CULTURA	35.742.868	39.145.831	40.210.654	41.516.054	42.337.952
28	ENCARGOS ESPECIAIS	2.400	16.000	16.000	17.121	17.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	25.047.090	29.746.861	29.137.761	32.073.632	31.283.642
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	20.712.992	20.860.366	20.860.366	26.320.423	26.320.423
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.573.076	1.712.353	1.712.353	1.662.614	1.662.614
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	2.352.527	2.100.000	2.001.337	2.001.335	1.860.668
392	DIFUSÃO CULTURAL	3.421.883	2.200.000	3.972.586	2.112.585	3.865.140
846	OUTROS ENCARGOS ESPECIAIS	3.350.693	3.402.617	3.402.617	3.683.009	3.683.009
GND						
1	PESSOAL E ENCARGOS SOCIAIS	40.745.645	41.509.844	41.509.844	51.190.984	51.190.984
3	OUTRAS DESPESAS CORRENTES	15.484.787	18.262.353	19.327.176	16.482.614	17.304.512
4	INVESTIMENTOS	227.828	250.000	250.000	180.000	180.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**24.870.561**		**17.303.234**	**180.000**				**42.353.795**
1002	**17.443.703**							**17.443.703**
1050			**1.278**					**1.278**
1056	**8.876.720**							**8.876.720**
Total	**51.190.984**	**0**	**17.304.512**	**180.000**	**0**	**0**	**0**	**68.675.496**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42201 FUNDAÇÃO CASA DE RUI BARBOSA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**62.932.567**
	Atividade								**32.946.256**
0032 **2000**	**Administração da Unidade**	13 122							**10.093.090**
0032 2000 **0033**	Administração da Unidade - **No Estado do Rio de Janeiro**								10.093.090
			F	3-ODC	2	90	0	1000	9.993.090
			F	4-INV	2	90	0	1000	100.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**317.424**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								317.424
			F	3-ODC	1	90	0	1000	317.424
0032 **20TP**	**Ativos Civis da União**	13 122							**21.190.552**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								21.190.552
			F	1-PES	1	90	0	1000	21.190.552
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**1.345.190**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.345.190
			F	3-ODC	1	90	0	1000	1.345.190
	Operação Especial								**29.986.311**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**26.320.423**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								26.320.423
			S	1-PES	1	90	0	1002	17.443.703
			S	1-PES	1	90	0	1056	8.876.720
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**3.665.888**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								3.665.888
			F	1-PES	0	91	0	1000	3.665.888
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**3.000**
	Operação Especial								**3.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**3.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								3.000
			F	3-ODC	2	80	0	1000	2.000
			F	3-ODC	2	90	0	1000	1.000
5125	**Direito à Cultura**								**5.725.808**
	Atividade								**5.725.808**
5125 **20ZG**	**Formulação e Gestão da Política Cultural**	13 392							**100.000**
5125 20ZG **0001**	Formulação e Gestão da Política Cultural - **Nacional**								100.000
	Política implementada (unidade): 1		F	3-ODC	2	90	0	1000	100.000
5125 **20ZH**	**Preservação do Patrimônio Cultural Brasileiro**	13 391							**1.860.668**
5125 20ZH **0001**	Preservação do Patrimônio Cultural Brasileiro - **Nacional**								1.860.668
	Bem preservado (unidade): 10		F	3-ODC	2	90	0	1000	1.779.390
			F	3-ODC	2	90	0	1050	1.278
			F	4-INV	2	90	0	1000	80.000
5125 **20ZM**	**Produção e Difusão de Conhecimento na Área Cultural**	13 392							**3.765.140**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42201 FUNDAÇÃO CASA DE RUI BARBOSA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 20ZM **0001**	Produção e Difusão de Conhecimento na Área Cultural - **Nacional**								1.865.140
	Projeto apoiado (unidade): 188		F	3-ODC	2	90	0	1000	1.865.140
5125 20ZM **0033**	Produção e Difusão de Conhecimento na Área Cultural - **No Estado do Rio de Janeiro**								1.900.000
	Projeto apoiado (unidade): 3		F	3-ODC	6	90	0	1000	1.900.000
Total									**68.675.496**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42202 FUNDAÇÃO BIBLIOTECA NACIONAL - BN

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		120.340.841	125.155.214	125.070.588	140.422.006	137.313.842
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	100.114.298	100.563.569	99.393.754	113.680.955	111.746.556
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	132.066	126.396	126.396	187.589	187.589
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	43.500	45.000	45.000	43.840	43.840
5125	DIREITO À CULTURA	20.050.977	24.420.249	25.505.438	26.509.622	25.335.857
Funcao						
09	PREVIDÊNCIA SOCIAL	37.287.521	37.982.281	37.982.281	44.348.624	44.348.624
13	CULTURA	82.877.754	87.001.537	86.916.911	95.841.953	92.733.789
28	ENCARGOS ESPECIAIS	175.566	171.396	171.396	231.429	231.429
Subfuncao						
122	ADMINISTRAÇÃO GERAL	52.888.097	52.177.004	51.007.189	58.411.364	56.476.965
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	37.287.521	37.982.281	37.982.281	44.348.624	44.348.624
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.678.395	5.085.984	5.085.984	5.112.408	5.112.408
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	782.851	300.000	300.000	32.818	32.818
392	DIFUSÃO CULTURAL	19.268.126	24.120.249	25.205.438	26.476.804	25.303.039
846	OUTROS ENCARGOS ESPECIAIS	5.435.851	5.489.696	5.489.696	6.039.988	6.039.988
GND						
1	PESSOAL E ENCARGOS SOCIAIS	69.942.151	71.768.571	71.768.571	82.352.313	82.352.313
3	OUTRAS DESPESAS CORRENTES	44.523.672	47.264.391	47.949.726	51.269.693	48.601.101
4	INVESTIMENTOS	5.875.018	6.122.252	5.352.291	6.800.000	6.360.428

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**38.003.689**		**46.696.580**	**6.360.428**				**91.060.697**
1001	**30.283.560**							**30.283.560**
1050			**1.904.521**					**1.904.521**
1056	**14.065.064**							**14.065.064**
Total	**82.352.313**	**0**	**48.601.101**	**6.360.428**	**0**	**0**	**0**	**137.313.842**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42202 FUNDAÇÃO BIBLIOTECA NACIONAL - BN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**111.746.556**
	Atividade								**61.589.373**
0032 **2000**	**Administração da Unidade**	13 122							**24.469.424**
0032 2000 **0033**	Administração da Unidade - **No Estado do Rio de Janeiro**								24.469.424
			F	3-ODC	2	90	0	1000	24.469.424
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**1.141.356**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.141.356
			F	3-ODC	1	90	0	1000	1.141.356
0032 **20TP**	**Ativos Civis da União**	13 122							**32.007.541**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								32.007.541
			F	1-PES	1	90	0	1000	32.007.541
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**3.971.052**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								3.971.052
			F	3-ODC	1	90	0	1000	3.971.052
	Operação Especial								**50.157.183**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**44.348.624**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								44.348.624
			S	1-PES	1	90	0	1001	30.283.560
			S	1-PES	1	90	0	1056	14.065.064
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**5.808.559**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								5.808.559
			F	1-PES	0	91	0	1000	5.808.559
0909	**Operações Especiais: Outros Encargos Especiais**								**187.589**
	Operação Especial								**187.589**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**187.589**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								187.589
			F	1-PES	1	90	0	1000	187.589
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**43.840**
	Operação Especial								**43.840**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**43.840**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								43.840
			F	3-ODC	2	80	0	1000	43.840
5125	**Direito à Cultura**								**25.335.857**
	Atividade								**25.335.857**
5125 **20ZF**	**Promoção e Fomento à Cultura Brasileira**	13 392							**1.426.000**
5125 20ZF **0001**	Promoção e Fomento à Cultura Brasileira - **Nacional**								926.000
	Projeto apoiado (unidade): 13		F	3-ODC	2	90	0	1000	890.000
			F	3-ODC	2	91	0	1000	36.000
5125 20ZF **0054**	Promoção e Fomento à Cultura Brasileira - **No Estado de Mato Grosso do Sul**								500.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	99	0	1000	500.000
5125 **20ZH**	**Preservação do Patrimônio Cultural Brasileiro**	13 391							**32.818**
5125 20ZH **0001**	Preservação do Patrimônio Cultural Brasileiro - **Nacional**								32.818
	Bem preservado (unidade): 30.000		F	3-ODC	2	90	0	1000	32.818
5125 **211F**	**Funcionamento de Espaços e Equipamentos Culturais**	13 392							**23.877.039**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42202 FUNDAÇÃO BIBLIOTECA NACIONAL - BN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 211F **0001**	Funcionamento de Espaços e Equipamentos Culturais - **Nacional**								23.877.039
	Público atendido (unidade): 8.843.350		F	3-ODC	2	90	0	1000	15.612.090
			F	3-ODC	2	90	0	1050	1.904.521
			F	4-INV	2	90	0	1000	800.000
			F	4-INV	3	90	0	1000	5.560.428
Total									**137.313.842**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42203 FUNDAÇÃO CULTURAL PALMARES

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		31.209.569	30.742.641	35.129.296	30.816.144	33.163.327
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	21.355.918	22.240.916	21.648.935	23.612.979	22.759.477
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
5125	DIREITO À CULTURA	9.853.650	8.488.725	13.467.361	7.189.044	10.389.729
Funcao						
09	PREVIDÊNCIA SOCIAL	2.507.282	2.535.379	2.535.379	2.864.592	2.864.592
13	CULTURA	28.702.287	28.194.262	32.580.917	27.937.431	30.284.614
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	17.547.211	18.529.087	17.937.106	19.196.894	18.343.392
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.507.282	2.535.379	2.535.379	2.864.592	2.864.592
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	639.425	656.177	656.177	752.165	752.165
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	2.167.284	2.000.000	2.041.337	2.500.000	2.316.846
392	DIFUSÃO CULTURAL	7.686.366	6.488.725	11.426.024	4.689.044	8.072.883
846	OUTROS ENCARGOS ESPECIAIS	662.000	533.273	533.273	813.449	813.449
GND						
1	PESSOAL E ENCARGOS SOCIAIS	9.083.442	9.097.739	9.097.739	10.574.935	10.574.935
3	OUTRAS DESPESAS CORRENTES	21.651.943	21.274.902	25.661.557	19.641.209	21.988.392
4	INVESTIMENTOS	474.184	370.000	370.000	600.000	600.000

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**7.710.343**		**21.988.392**	**600.000**				**30.298.735**
1001	**929.069**							**929.069**
1056	**1.935.523**							**1.935.523**
Total	**10.574.935**	**0**	**21.988.392**	**600.000**	**0**	**0**	**0**	**33.163.327**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42203 FUNDAÇÃO CULTURAL PALMARES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**22.759.477**
	Atividade								**19.095.557**
0032 **2000**	**Administração da Unidade**	13 122							**11.096.498**
0032 2000 **0001**	Administração da Unidade - **Nacional**								11.096.498
			F	3-ODC	2	90	0	1000	10.796.498
			F	4-INV	2	90	0	1000	300.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**140.892**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								140.892
			F	3-ODC	1	90	0	1000	140.892
0032 **20TP**	**Ativos Civis da União**	13 122							**6.896.894**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								6.896.894
			F	1-PES	1	90	0	1000	6.896.894
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**611.273**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								611.273
			F	3-ODC	1	90	0	1000	611.273
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	13 122							**350.000**
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal** Agente público beneficiado (unidade): 6								350.000
			F	3-ODC	2	90	0	1000	350.000
	Operação Especial								**3.663.920**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.864.592**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								2.864.592
			S	1-PES	1	90	0	1001	929.069
			S	1-PES	1	90	0	1056	1.935.523
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**799.328**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								799.328
			F	1-PES	0	91	0	1000	799.328
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
5125	**Direito à Cultura**								**10.389.729**
	Atividade								**10.389.729**
5125 **20ZF**	**Promoção e Fomento à Cultura Brasileira**	13 392							**8.072.883**
5125 20ZF **0001**	Promoção e Fomento à Cultura Brasileira - **Nacional** Projeto apoiado (unidade): 8								4.172.839
			F	3-ODC	2	90	0	1000	3.872.839
			F	4-INV	2	90	0	1000	300.000
5125 20ZF **0002**	Promoção e Fomento à Cultura Brasileira - **Exterior** Projeto apoiado (unidade): 1								210.044
			F	3-ODC	2	90	0	1000	210.044
5125 20ZF **0027**	Promoção e Fomento à Cultura Brasileira - **No Estado de Alagoas** Projeto apoiado (unidade): 10								300.000
			F	3-ODC	6	50	0	1000	300.000
5125 20ZF **0029**	Promoção e Fomento à Cultura Brasileira - **No Estado da Bahia** Projeto apoiado (unidade): 2								400.000
			F	3-ODC	6	99	0	1000	400.000
5125 20ZF **0031**	Promoção e Fomento à Cultura Brasileira - **No Estado de Minas Gerais** Projeto apoiado (unidade): 6								650.000
			F	3-ODC	6	99	0	1000	650.000
5125 20ZF **0035**	Promoção e Fomento à Cultura Brasileira - **No Estado de São Paulo** Projeto apoiado (unidade): 1								300.000
			F	3-ODC	6	99	0	1000	300.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42203 FUNDAÇÃO CULTURAL PALMARES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 20ZF **0053**	Promoção e Fomento à Cultura Brasileira - **No Distrito Federal**								2.040.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	50	0	1000	2.040.000
5125 **20ZH**	**Preservação do Patrimônio Cultural Brasileiro**	13 391							**2.316.846**
5125 20ZH **0001**	Preservação do Patrimônio Cultural Brasileiro - **Nacional**								2.316.846
	Bem preservado (unidade): 4		F	3-ODC	2	90	0	1000	2.316.846
Total									**33.163.327**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42204 INSTITUTO DO PATRIMÔNIO HISTÓRICO E ARTÍSTICO NACIONAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		561.356.526	663.232.121	645.187.638	632.590.778	630.700.855
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	315.438.140	338.661.484	333.826.960	374.576.657	367.127.301
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
5125	DIREITO À CULTURA	245.918.387	324.557.637	311.347.678	258.000.000	263.559.433
Funcao						
09	PREVIDÊNCIA SOCIAL	95.067.855	95.899.392	95.899.392	111.813.614	111.813.614
13	CULTURA	466.288.672	567.319.729	549.275.246	520.763.043	518.873.120
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	185.290.916	208.086.060	203.251.536	223.749.076	216.418.770
128	FORMAÇÃO DE RECURSOS HUMANOS	872.532	10.000	10.000	1.625.000	1.505.950
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	95.067.855	95.899.392	95.899.392	111.813.614	111.813.614
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	16.263.879	16.628.623	16.628.623	17.354.375	17.354.375
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	244.417.830	319.057.637	305.767.985	250.000.000	256.020.777
392	DIFUSÃO CULTURAL	1.500.557	5.500.000	5.579.693	8.000.000	7.538.656
846	OUTROS ENCARGOS ESPECIAIS	17.942.958	18.050.409	18.050.409	20.048.713	20.048.713
GND						
1	PESSOAL E ENCARGOS SOCIAIS	215.103.817	223.835.861	223.835.861	255.285.470	255.285.470
3	OUTRAS DESPESAS CORRENTES	145.510.332	186.630.578	195.941.904	182.430.308	195.210.236
4	INVESTIMENTOS	200.742.377	252.765.682	225.409.873	194.875.000	180.205.149

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**143.471.856**		**193.507.430**	**180.205.149**				**517.184.435**
1001	**63.301.096**							**63.301.096**
1050			**468.496**					**468.496**
1052			**1.234.310**					**1.234.310**
1056	**48.512.518**							**48.512.518**
Total	**255.285.470**	**0**	**195.210.236**	**180.205.149**	**0**	**0**	**0**	**630.700.855**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42204 INSTITUTO DO PATRIMÔNIO HISTÓRICO E ARTÍSTICO NACIONAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**367.127.301**
	Atividade								**235.279.095**
0032 **2000**	**Administração da Unidade**	13 122							**92.725.627**
0032 2000 **0001**	Administração da Unidade - **Nacional**								92.725.627
			F	3-ODC	2	90	0	1000	90.408.781
			F	4-INV	2	90	0	1000	2.316.846
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**3.180.744**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.180.744
			F	3-ODC	1	90	0	1000	3.180.744
0032 **20TP**	**Ativos Civis da União**	13 122							**123.423.143**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								123.423.143
			F	1-PES	1	90	0	1000	123.423.143
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**14.173.631**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								14.173.631
			F	3-ODC	1	90	0	1000	14.173.631
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	13 122							**270.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								270.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	0	1000	270.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	13 128							**1.505.950**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional**								1.505.950
	Servidor capacitado (unidade): 350		F	3-ODC	2	90	0	1000	1.505.950
	Operação Especial								**131.848.206**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**111.813.614**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								111.813.614
			S	1-PES	1	90	0	1001	63.301.096
			S	1-PES	1	90	0	1056	48.512.518
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**20.034.592**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								20.034.592
			F	1-PES	0	91	0	1000	20.034.592
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
5125	**Direito à Cultura**								**263.559.433**
	Atividade								**85.492.945**
5125 **20ZH**	**Preservação do Patrimônio Cultural Brasileiro**	13 391							**77.954.289**
5125 20ZH **0001**	Preservação do Patrimônio Cultural Brasileiro - **Nacional**								54.689.088
	Bem preservado (unidade): 1.319		F	3-ODC	2	40	0	1000	80.000
			F	3-ODC	2	90	0	1000	48.919.088
			F	3-ODC	6	50	0	1000	400.000
			F	3-ODC	6	90	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	2.750.000
			F	4-INV	2	40	0	1000	20.000
			F	4-INV	2	90	0	1000	320.000
			F	4-INV	6	90	0	1000	800.000
			F	4-INV	6	99	0	1000	400.000

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42204 INSTITUTO DO PATRIMÔNIO HISTÓRICO E ARTÍSTICO NACIONAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 20ZH **0013**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Amazonas**								500.000
	Bem preservado (unidade): 1		F	3-ODC	6	90	0	1000	500.000
5125 20ZH **0022**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Piauí**								400.000
	Bem preservado (unidade): 1		F	4-INV	6	90	0	1000	400.000
5125 20ZH **0023**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Ceará**								330.000
	Bem preservado (unidade): 1		F	3-ODC	6	99	0	1000	330.000
5125 20ZH **0024**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Rio Grande do Norte**								200.000
	Bem preservado (unidade): 4		F	3-ODC	6	99	0	1000	200.000
5125 20ZH **0025**	Preservação do Patrimônio Cultural Brasileiro - **No Estado da Paraíba**								800.000
	Bem preservado (unidade): 25		F	4-INV	6	99	0	1000	800.000
5125 20ZH **0026**	Preservação do Patrimônio Cultural Brasileiro - **No Estado de Pernambuco**								4.562.000
	Bem preservado (unidade): 6		F	3-ODC	6	50	0	1000	3.112.000
			F	3-ODC	6	90	0	1000	1.200.000
			F	3-ODC	6	99	0	1000	250.000
5125 20ZH **0027**	Preservação do Patrimônio Cultural Brasileiro - **No Estado de Alagoas**								800.000
	Bem preservado (unidade): 1		F	3-ODC	6	99	0	1000	800.000
5125 20ZH **0029**	Preservação do Patrimônio Cultural Brasileiro - **No Estado da Bahia**								1.100.000
	Bem preservado (unidade): 11		F	3-ODC	6	99	0	1000	100.000
			F	4-INV	6	99	0	1000	1.000.000
5125 20ZH **0031**	Preservação do Patrimônio Cultural Brasileiro - **No Estado de Minas Gerais**								400.000
	Bem preservado (unidade): 1		F	3-ODC	6	40	0	1000	400.000
5125 20ZH **0033**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Rio de Janeiro**								4.260.000
	Bem preservado (unidade): 16		F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	90	0	1000	760.000
			F	3-ODC	6	99	0	1000	2.500.000
5125 20ZH **0035**	Preservação do Patrimônio Cultural Brasileiro - **No Estado de São Paulo**								400.000
	Bem preservado (unidade): 31		F	3-ODC	6	90	0	1000	200.000
			F	3-ODC	6	99	0	1000	200.000
5125 20ZH **0041**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Paraná**								200.000
	Bem preservado (unidade): 10		F	3-ODC	6	99	0	1000	200.000
5125 20ZH **0042**	Preservação do Patrimônio Cultural Brasileiro - **No Estado de Santa Catarina**								1.150.001
	Bem preservado (unidade): 4		F	3-ODC	6	99	0	1000	500.001
			F	4-INV	6	99	0	1000	650.000
5125 20ZH **0211**	Preservação do Patrimônio Cultural Brasileiro - **No Município de Manaus - AM**								5.763.200
	Bem preservado (unidade): 17		F	3-ODC	6	90	0	1000	5.763.200
5125 20ZH **1436**	Preservação do Patrimônio Cultural Brasileiro - **No Município de João Pessoa - PB**								1.700.000
	Bem preservado (unidade): 14		F	3-ODC	6	50	0	1000	1.200.000
			F	3-ODC	6	90	0	1000	200.000
			F	3-ODC	6	99	0	1000	300.000
5125 20ZH **1747**	Preservação do Patrimônio Cultural Brasileiro - **No Município de Vitória de Santo Antão - PE**								200.000
	Bem preservado (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5125 20ZH **4263**	Preservação do Patrimônio Cultural Brasileiro - **No Município de Paranaguá - PR**								500.000
	Bem preservado (unidade): 1		F	3-ODC	6	90	0	1000	500.000
5125 **211F**	**Funcionamento de Espaços e Equipamentos Culturais**	13 392							**7.538.656**
5125 211F **0001**	Funcionamento de Espaços e Equipamentos Culturais - **Nacional**								7.538.656
	Público atendido (unidade): 509.296		F	3-ODC	2	90	0	1000	5.835.850
			F	3-ODC	2	90	0	1050	468.496
			F	3-ODC	2	90	0	1052	1.234.310

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42204 INSTITUTO DO PATRIMÔNIO HISTÓRICO E ARTÍSTICO NACIONAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Projeto								**178.066.488**
5125 **5538**	**Preservação do Patrimônio Cultural em Cidades com Bens Tombados**	13 391							**178.066.488**
5125 5538 **0001**	Preservação do Patrimônio Cultural em Cidades com Bens Tombados - **Nacional** Projeto realizado (unidade): 15								178.066.488
			F	3-ODC	3	90	0	1000	4.568.185
			F	4-INV	3	90	0	1000	173.498.303
Total									**630.700.855**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42205 FUNDAÇÃO NACIONAL DE ARTES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		175.629.192	176.890.226	196.536.883	178.567.628	206.408.341
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	88.637.285	96.319.313	94.634.000	103.806.007	101.190.798
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
5125	DIREITO À CULTURA	86.991.908	80.557.913	101.889.883	74.747.500	105.203.422
Funcao						
09	PREVIDÊNCIA SOCIAL	31.635.299	31.819.209	31.819.209	36.206.449	36.206.449
13	CULTURA	143.993.893	145.058.017	164.704.674	142.347.058	170.187.771
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	50.995.475	57.245.704	55.560.391	61.068.625	58.453.416
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	31.635.299	31.819.209	31.819.209	36.206.449	36.206.449
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.902.284	3.093.165	3.093.165	3.130.786	3.130.786
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	0	0	2.150.000	0	2.000.000
392	DIFUSÃO CULTURAL	86.991.908	80.557.913	99.739.883	74.747.500	103.203.422
846	OUTROS ENCARGOS ESPECIAIS	3.104.227	4.174.235	4.174.235	3.414.268	3.414.268
GND						
1	PESSOAL E ENCARGOS SOCIAIS	56.013.575	58.138.443	58.138.443	64.071.478	64.071.478
3	OUTRAS DESPESAS CORRENTES	115.160.540	118.051.783	134.498.440	113.696.150	138.136.863
4	INVESTIMENTOS	4.455.077	700.000	3.900.000	800.000	4.200.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**27.865.029**		**138.120.619**	**4.200.000**				**170.185.648**
1001	**27.973.204**							**27.973.204**
1050			**16.244**					**16.244**
1056	**8.233.245**							**8.233.245**
Total	**64.071.478**	**0**	**138.136.863**	**4.200.000**	**0**	**0**	**0**	**206.408.341**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42205 FUNDAÇÃO NACIONAL DE ARTES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**101.190.798**
	Atividade								**61.584.202**
0032 **2000**	**Administração da Unidade**	13 122							**33.602.655**
0032 2000 **0001**	Administração da Unidade - **Nacional**								33.602.655
			F	3-ODC	2	90	0	1000	33.081.411
			F	3-ODC	2	90	0	1050	16.244
			F	3-ODC	2	91	0	1000	5.000
			F	4-INV	2	90	0	1000	500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**862.824**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								862.824
			F	3-ODC	1	90	0	1000	862.824
0032 **20TP**	**Ativos Civis da União**	13 122							**24.450.761**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								24.450.761
			F	1-PES	1	90	0	1000	24.450.761
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**2.267.962**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								2.267.962
			F	3-ODC	1	90	0	1000	2.267.962
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	13 122							**400.000**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								400.000
	Agente público beneficiado (unidade): 18		F	3-ODC	2	90	0	1000	400.000
	Operação Especial								**39.606.596**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**36.206.449**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								36.206.449
			S	1-PES	1	90	0	1001	27.973.204
			S	1-PES	1	90	0	1056	8.233.245
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**3.400.147**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								3.400.147
			F	1-PES	0	91	0	1000	3.400.147
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1000	14.121
5125	**Direito à Cultura**								**105.203.422**
	Atividade								**105.203.422**
5125 **20ZF**	**Promoção e Fomento à Cultura Brasileira**	13 392							**72.015.247**
5125 20ZF **0001**	Promoção e Fomento à Cultura Brasileira - **Nacional**								39.794.970
	Projeto apoiado (unidade): 12		F	3-ODC	2	90	0	1000	34.944.970
			F	3-ODC	6	50	0	1000	1.400.000
			F	3-ODC	6	99	0	1000	2.850.000
			F	4-INV	6	99	0	1000	600.000
5125 20ZF **0002**	Promoção e Fomento à Cultura Brasileira - **Exterior**								3.160.177
	Projeto apoiado (unidade): 3		F	3-ODC	2	80	0	1000	3.160.177
5125 20ZF **0012**	Promoção e Fomento à Cultura Brasileira - **No Estado do Acre**								1.200.000
	Projeto apoiado (unidade): 5		F	3-ODC	6	99	0	1000	1.200.000
5125 20ZF **0014**	Promoção e Fomento à Cultura Brasileira - **No Estado de Roraima**								450.000
	Projeto apoiado (unidade): 100		F	3-ODC	6	99	0	1000	450.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42205 FUNDAÇÃO NACIONAL DE ARTES

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125	20ZF	**0015**	Promoção e Fomento à Cultura Brasileira - **No Estado do Pará**								200.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5125	20ZF	**0023**	Promoção e Fomento à Cultura Brasileira - **No Estado do Ceará**								600.000
			Projeto apoiado (unidade): 5		F	4-INV	6	99	0	1000	600.000
5125	20ZF	**0024**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio Grande do Norte**								1.000.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	800.000
					F	4-INV	6	99	0	1000	200.000
5125	20ZF	**0026**	Promoção e Fomento à Cultura Brasileira - **No Estado de Pernambuco**								400.000
			Projeto apoiado (unidade): 6		F	3-ODC	6	50	0	1000	400.000
5125	20ZF	**0027**	Promoção e Fomento à Cultura Brasileira - **No Estado de Alagoas**								600.000
			Projeto apoiado (unidade): 10		F	3-ODC	6	50	0	1000	600.000
5125	20ZF	**0028**	Promoção e Fomento à Cultura Brasileira - **No Estado de Sergipe**								100
			Projeto apoiado (unidade): 5		F	3-ODC	6	99	0	1000	100
5125	20ZF	**0029**	Promoção e Fomento à Cultura Brasileira - **No Estado da Bahia**								1.800.000
			Projeto apoiado (unidade): 19		F	3-ODC	6	99	0	1000	900.000
					F	4-INV	6	99	0	1000	900.000
5125	20ZF	**0031**	Promoção e Fomento à Cultura Brasileira - **No Estado de Minas Gerais**								850.000
			Projeto apoiado (unidade): 5		F	3-ODC	6	50	0	1000	550.000
					F	4-INV	6	99	0	1000	300.000
5125	20ZF	**0033**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio de Janeiro**								6.140.000
			Projeto apoiado (unidade): 24		F	3-ODC	6	50	0	1000	6.140.000
5125	20ZF	**0035**	Promoção e Fomento à Cultura Brasileira - **No Estado de São Paulo**								8.250.000
			Projeto apoiado (unidade): 1.100.041		F	3-ODC	6	50	0	1000	3.400.000
					F	3-ODC	6	99	0	1000	4.850.000
5125	20ZF	**0042**	Promoção e Fomento à Cultura Brasileira - **No Estado de Santa Catarina**								3.300.000
			Projeto apoiado (unidade): 9		F	3-ODC	6	50	0	1000	900.000
					F	3-ODC	6	99	0	1000	2.000.000
					F	4-INV	6	99	0	1000	400.000
5125	20ZF	**0043**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio Grande do Sul**								1.900.000
			Projeto apoiado (unidade): 7		F	3-ODC	6	50	0	1000	1.600.000
					F	3-ODC	6	99	0	1000	300.000
5125	20ZF	**0051**	Promoção e Fomento à Cultura Brasileira - **No Estado de Mato Grosso**								500.000
			Projeto apoiado (unidade): 10		F	3-ODC	6	99	0	1000	500.000
5125	20ZF	**0053**	Promoção e Fomento à Cultura Brasileira - **No Distrito Federal**								1.470.000
			Projeto apoiado (unidade): 8		F	3-ODC	6	50	0	1000	470.000
					F	3-ODC	6	99	0	1000	1.000.000
5125	20ZF	**2408**	Promoção e Fomento à Cultura Brasileira - **No Município de Belo Horizonte - MG**								400.000
			Projeto apoiado (unidade): 5		F	3-ODC	6	50	0	1000	400.000
5125	**20ZH**		**Preservação do Patrimônio Cultural Brasileiro**	13 391							**2.000.000**
5125	20ZH	**0032**	Preservação do Patrimônio Cultural Brasileiro - **No Estado do Espírito Santo**								2.000.000
			Bem preservado (unidade): 10		F	3-ODC	6	99	0	1000	1.600.000
					F	4-INV	6	99	0	1000	400.000
5125	**211F**		**Funcionamento de Espaços e Equipamentos Culturais**	13 392							**31.188.175**
5125	211F	**0001**	Funcionamento de Espaços e Equipamentos Culturais - **Nacional**								31.188.175
			Público atendido (unidade): 230.000		F	3-ODC	2	90	0	1000	30.888.175
					F	4-INV	2	90	0	1000	300.000
Total											**206.408.341**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42206 AGÊNCIA NACIONAL DO CINEMA - ANCINE

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		147.885.744	160.975.406	158.926.539	176.680.147	184.120.816
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	144.644.273	156.440.247	154.534.078	174.566.026	172.020.988
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	2.080.000	2.500.000	2.376.671	600.000	600.000
5125	DIREITO À CULTURA	1.161.471	2.022.159	2.002.790	1.500.000	11.485.707
Funcao						
09	PREVIDÊNCIA SOCIAL	2.578.579	2.643.227	2.643.227	3.143.301	3.143.301
13	CULTURA	143.227.164	155.819.179	153.893.641	172.922.725	180.363.394
28	ENCARGOS ESPECIAIS	2.080.000	2.513.000	2.389.671	614.121	614.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	122.613.257	132.737.935	130.831.766	149.467.184	146.922.146
125	NORMATIZAÇÃO E FISCALIZAÇÃO	0	222.159	222.159	100.000	10.100.000
128	FORMAÇÃO DE RECURSOS HUMANOS	217.379	400.000	400.000	300.000	300.000
131	COMUNICAÇÃO SOCIAL	0	500.000	500.000	1.000	1.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.578.579	2.643.227	2.643.227	3.143.301	3.143.301
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.748.084	5.450.833	5.450.833	5.292.262	5.292.262
392	DIFUSÃO CULTURAL	0	800.000	800.000	400.000	400.000
571	DESENVOLVIMENTO CIENTÍFICO	1.161.471	1.000.000	980.631	1.000.000	985.707
846	OUTROS ENCARGOS ESPECIAIS	16.566.972	17.221.252	17.097.923	16.976.400	16.976.400
GND						
1	PESSOAL E ENCARGOS SOCIAIS	104.977.879	108.435.880	108.435.880	131.683.065	131.683.065
3	OUTRAS DESPESAS CORRENTES	40.171.582	45.289.526	43.499.650	43.246.082	50.814.958
4	INVESTIMENTOS	880.633	5.250.000	4.991.009	1.750.000	1.621.793
5	INVERSOES FINANCEIRAS	1.855.650	2.000.000	2.000.000	1.000	1.000

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**128.539.764**		**48.660.218**	**1.621.793**	**1.000**			**178.822.775**
1052			**2.154.740**					**2.154.740**
1056	**3.143.301**							**3.143.301**
Total	**131.683.065**	**0**	**50.814.958**	**1.621.793**	**1.000**	**0**	**0**	**184.120.816**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42206 AGÊNCIA NACIONAL DO CINEMA - ANCINE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**172.020.988**
	Atividade								**152.514.408**
0032 **2000**	**Administração da Unidade**	13 122							**34.334.303**
0032 2000 **0001**	Administração da Unidade - **Nacional**								34.334.303
			F	3-ODC	2	90	0	1000	30.572.002
			F	3-ODC	2	90	0	1052	2.054.740
			F	3-ODC	2	91	0	1000	85.768
			F	4-INV	2	90	0	1000	1.621.793
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**731.316**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								731.316
			F	3-ODC	1	90	0	1000	731.316
0032 **20TP**	**Ativos Civis da União**	13 122							**112.163.364**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								112.163.364
			F	1-PES	1	90	0	1000	112.163.364
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**4.560.946**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								4.560.946
			F	3-ODC	1	90	0	1000	4.560.946
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	13 122							**423.479**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro** Agente público beneficiado (unidade): 9								423.479
			F	3-ODC	2	90	0	1000	423.479
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	13 128							**300.000**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional** Servidor capacitado (unidade): 270								300.000
			F	3-ODC	2	90	0	1000	300.000
0032 **4641**	**Publicidade de Utilidade Pública**	13 131							**1.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.000
			F	3-ODC	2	90	0	1000	1.000
	Projeto								**1.000**
0032 **155V**	**Aquisição do Imóvel do Escritório Central da Agência Nacional do Cinema - ANCINE**	13 122							**1.000**
0032 155V **3341**	Aquisição do Imóvel do Escritório Central da Agência Nacional do Cinema - ANCINE - **No Município do Rio de Janeiro - RJ** Edifício adquirido (unidade): 1								1.000
			F	5-IFI	2	91	0	1000	1.000
	Operação Especial								**19.505.580**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**3.143.301**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								3.143.301
			S	1-PES	1	90	0	1056	3.143.301
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**16.362.279**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								16.362.279
			F	1-PES	0	91	0	1000	16.362.279
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**600.000**
	Operação Especial								**600.000**
0910 **00S0**	**Contribuição ao Programa Ibermedia**	28 846							**600.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42206 AGÊNCIA NACIONAL DO CINEMA - ANCINE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00S0 **0002**	Contribuição ao Programa Ibermedia - **Exterior**								600.000
			F	3-ODC	2	80	0	1000	600.000
5125	**Direito à Cultura**								**11.485.707**
	Atividade								**11.485.707**
5125 **20ZI**	**Fomento ao Setor Audiovisual (Medida Provisória nº 2.228-1/2001)**	13 392							**400.000**
5125 20ZI **0001**	Fomento ao Setor Audiovisual (Medida Provisória nº 2.228-1/2001) - **Nacional**								400.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	0	1000	400.000
5125 **20ZJ**	**Fiscalização e Regulamentação do Setor Audiovisual**	13 125							**10.100.000**
5125 20ZJ **0001**	Fiscalização e Regulamentação do Setor Audiovisual - **Nacional**								10.100.000
	Ação regulatória realizada (unidade): 34		F	3-ODC	2	90	0	1000	10.000.000
			F	3-ODC	2	90	0	1052	100.000
5125 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	13 571							**985.707**
5125 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								985.707
	Projeto apoiado (unidade): 1		F	3-ODC	2	50	0	1000	985.707
Total									**184.120.816**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42207 INSTITUTO BRASILEIRO DE MUSEUS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		179.429.631	180.400.011	182.410.709	206.250.108	204.637.470
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	105.395.291	118.239.937	116.560.435	124.481.602	122.427.701
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	161.000	0	0	1.100.000	1.019.412
5125	DIREITO À CULTURA	73.873.339	62.147.074	65.837.274	80.654.385	81.176.236
Funcao						
09	PREVIDÊNCIA SOCIAL	29.563.499	30.187.214	30.187.214	35.341.559	35.341.559
13	CULTURA	149.705.132	150.199.797	152.210.495	169.794.428	168.262.378
28	ENCARGOS ESPECIAIS	161.000	13.000	13.000	1.114.121	1.033.533
Subfuncao						
122	ADMINISTRAÇÃO GERAL	63.365.031	74.456.901	72.777.399	75.144.756	73.090.855
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.563.499	30.187.214	30.187.214	35.341.559	35.341.559
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.560.769	6.028.067	6.028.067	5.956.050	5.956.050
392	DIFUSÃO CULTURAL	73.873.339	62.147.074	65.637.274	80.654.385	81.176.236
845	OUTRAS TRANSFERÊNCIAS	0	0	200.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	7.066.992	7.580.755	7.580.755	9.153.358	9.072.770
GND						
1	PESSOAL E ENCARGOS SOCIAIS	74.870.184	77.934.870	77.934.870	90.216.673	90.216.673
3	OUTRAS DESPESAS CORRENTES	103.296.449	97.190.141	98.322.831	111.033.435	107.537.107
4	INVESTIMENTOS	1.262.997	5.275.000	6.153.008	5.000.000	6.883.690

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**54.875.114**		**105.534.004**	**6.883.690**				**167.292.808**
1001	**15.875.047**							**15.875.047**
1050			**2.003.103**					**2.003.103**
1056	**19.466.512**							**19.466.512**
Total	**90.216.673**	**0**	**107.537.107**	**6.883.690**	**0**	**0**	**0**	**204.637.470**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42207 INSTITUTO BRASILEIRO DE MUSEUS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**122.427.701**
	Atividade								**79.046.905**
0032 **2000**	**Administração da Unidade**	13 122							**26.146.099**
0032 2000 **0001**	Administração da Unidade - **Nacional**								26.146.099
			F	3-ODC	2	90	0	1000	21.347.409
			F	3-ODC	2	91	0	1000	165.000
			F	4-INV	2	90	0	1000	4.633.690
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**1.053.900**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.053.900
			F	3-ODC	1	90	0	1000	1.053.900
0032 **20TP**	**Ativos Civis da União**	13 122							**46.821.756**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								46.821.756
			F	1-PES	1	90	0	1000	46.821.756
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	13 331							**4.902.150**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								4.902.150
			F	3-ODC	1	90	0	1000	4.902.150
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	13 122							**123.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								123.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	0	1000	123.000
	Operação Especial								**43.380.796**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**35.341.559**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								35.341.559
			S	1-PES	1	90	0	1001	15.875.047
			S	1-PES	1	90	0	1056	19.466.512
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	13 846							**8.039.237**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								8.039.237
			F	1-PES	0	91	0	1000	8.039.237
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**1.019.412**
	Operação Especial								**1.019.412**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.019.412**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.019.412
			F	3-ODC	2	80	0	1000	1.019.412
5125	**Direito à Cultura**								**81.176.236**
	Atividade								**81.176.236**
5125 **00VF**	**Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais**	13 392							**3.250.000**
5125 00VF **0001**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **Nacional**								3.000.000
	Equipamento cultural apoiado (unidade): 1		F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	6	99	0	1000	2.000.000
5125 00VF **0026**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado de Pernambuco**								250.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	99	0	1000	250.000
5125 **20ZF**	**Promoção e Fomento à Cultura Brasileira**	13 392							**5.814.222**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42207 INSTITUTO BRASILEIRO DE MUSEUS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125 20ZF **0001**	Promoção e Fomento à Cultura Brasileira - **Nacional**								3.380.214
	Projeto apoiado (unidade): 6		F	3-ODC	2	90	0	1000	2.780.214
			F	3-ODC	6	50	0	1000	600.000
5125 20ZF **0026**	Promoção e Fomento à Cultura Brasileira - **No Estado de Pernambuco**								400.000
	Projeto apoiado (unidade): 4		F	3-ODC	6	50	0	1000	400.000
5125 20ZF **0029**	Promoção e Fomento à Cultura Brasileira - **No Estado da Bahia**								400.000
	Projeto apoiado (unidade): 2		F	3-ODC	6	99	0	1000	400.000
5125 20ZF **0033**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio de Janeiro**								1.234.007
	Projeto apoiado (unidade): 2		F	3-ODC	6	50	0	1000	1.234.007
5125 20ZF **0035**	Promoção e Fomento à Cultura Brasileira - **No Estado de São Paulo**								1
	Projeto apoiado (unidade): 0		F	3-ODC	6	99	0	1000	1
5125 20ZF **3341**	Promoção e Fomento à Cultura Brasileira - **No Município do Rio de Janeiro - RJ**								400.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	400.000
5125 **211F**	**Funcionamento de Espaços e Equipamentos Culturais**	13 392							**72.112.014**
5125 211F **0001**	Funcionamento de Espaços e Equipamentos Culturais - **Nacional**								72.112.014
	Público atendido (unidade): 956.671		F	3-ODC	2	90	0	1000	70.108.911
			F	3-ODC	2	90	0	1050	2.003.103
Total									**204.637.470**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42902 FUNDO NACIONAL DE CULTURA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		719.068.367	2.065.618.736	2.155.909.089	1.285.529.506	1.409.952.308
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966
5125	DIREITO À CULTURA	719.068.367	717.662.490	807.952.843	726.507.540	850.930.342
Funcao						
13	CULTURA	719.068.367	717.662.490	807.952.843	726.507.540	850.930.342
99	RESERVA DE CONTINGÊNCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966
Subfuncao						
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	0	172.874	772.874	170.000	170.000
392	DIFUSÃO CULTURAL	118.668.367	72.316.741	161.257.094	26.337.540	150.760.342
691	PROMOÇÃO COMERCIAL	600.000.000	645.000.000	645.000.000	700.000.000	700.000.000
845	OUTRAS TRANSFERÊNCIAS	400.000	172.875	922.875	0	0
999	RESERVA DE CONTINGÊNCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966
GND						
3	OUTRAS DESPESAS CORRENTES	117.447.603	52.489.614	138.878.612	26.337.540	142.560.341
4	INVESTIMENTOS	1.620.764	20.172.876	24.074.231	170.000	8.370.001
5	INVERSOES FINANCEIRAS	600.000.000	645.000.000	645.000.000	700.000.000	700.000.000
9	RESERVA DE CONTINGENCIA	0	1.347.956.246	1.347.956.246	559.021.966	559.021.966

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**116.222.801**	**8.200.001**				**124.422.802**
1029					**525.738.054**			**525.738.054**
1050			**26.337.540**	**170.000**	**174.261.946**		**78.465.834**	**279.235.320**
1052							**10.783**	**10.783**
1121							**463.238.678**	**463.238.678**
1135							**17.306.671**	**17.306.671**
Total	**0**	**0**	**142.560.341**	**8.370.001**	**700.000.000**	**0**	**559.021.966**	**1.409.952.308**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42902 FUNDO NACIONAL DE CULTURA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**559.021.966**
	Operação Especial								**559.021.966**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**559.021.966**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								559.021.966
			F	9-RES	0	99	0	1050	78.465.834
			F	9-RES	0	99	0	1052	10.783
			F	9-RES	0	99	0	1121	463.238.678
			F	9-RES	0	99	0	1135	17.306.671
5125	**Direito à Cultura**								**850.930.342**
	Atividade								**150.930.342**
5125 **00VF**	**Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais**	13 392							**8.490.000**
5125 00VF **0001**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **Nacional**								2.470.000
	Equipamento cultural apoiado (unidade): 15		F	4-INV	2	30	0	1050	170.000
			F	4-INV	2	40	0	1000	200.000
			F	4-INV	6	99	0	1000	2.100.000
5125 00VF **0026**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado de Pernambuco**								620.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	99	0	1000	620.000
5125 00VF **0028**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado de Sergipe**								2.000.000
	Equipamento cultural apoiado (unidade): 1		F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	6	99	0	1000	1.000.000
5125 00VF **0043**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Estado do Rio Grande do Sul**								2.400.000
	Equipamento cultural apoiado (unidade): 10		F	4-INV	6	40	0	1000	2.400.000
5125 00VF **3476**	Apoio à Implementação e Modernização de Espaços e Equipamentos Culturais - **No Município de Campos do Jordão - SP**								1.000.000
	Equipamento cultural apoiado (unidade): 1		F	4-INV	6	40	0	1000	1.000.000
5125 **20ZF**	**Promoção e Fomento à Cultura Brasileira**	13 392							**124.314.290**
5125 20ZF **0001**	Promoção e Fomento à Cultura Brasileira - **Nacional**								30.961.488
	Projeto apoiado (unidade): 124		F	3-ODC	2	90	0	1050	8.211.488
			F	3-ODC	6	50	0	1000	16.920.000
			F	3-ODC	6	99	0	1000	5.700.000
			F	4-INV	6	99	0	1000	130.000
5125 20ZF **0011**	Promoção e Fomento à Cultura Brasileira - **No Estado de Rondônia**								100.000
	Projeto apoiado (unidade): 5		F	3-ODC	6	50	0	1000	100.000
5125 20ZF **0023**	Promoção e Fomento à Cultura Brasileira - **No Estado do Ceará**								4.336.000
	Projeto apoiado (unidade): 20		F	3-ODC	6	50	0	1000	4.336.000
5125 20ZF **0024**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio Grande do Norte**								200.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5125 20ZF **0025**	Promoção e Fomento à Cultura Brasileira - **No Estado da Paraíba**								1.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	1.000
5125 20ZF **0026**	Promoção e Fomento à Cultura Brasileira - **No Estado de Pernambuco**								5.050.000
	Projeto apoiado (unidade): 14		F	3-ODC	6	99	0	1000	4.750.000
			F	4-INV	6	99	0	1000	300.000
5125 20ZF **0028**	Promoção e Fomento à Cultura Brasileira - **No Estado de Sergipe**								300.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	300.000
5125 20ZF **0029**	Promoção e Fomento à Cultura Brasileira - **No Estado da Bahia**								1.760.000
	Projeto apoiado (unidade): 30		F	3-ODC	6	99	0	1000	1.760.000
5125 20ZF **0031**	Promoção e Fomento à Cultura Brasileira - **No Estado de Minas Gerais**								5.200.001
	Projeto apoiado (unidade): 26		F	3-ODC	6	50	0	1000	2.500.000
			F	3-ODC	6	99	0	1000	2.700.001

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 42000 MINISTÉRIO DA CULTURA

Unidade: 42902 FUNDO NACIONAL DE CULTURA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125	20ZF	**0033**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio de Janeiro**								13.120.000
			Projeto apoiado (unidade): 78		F	3-ODC	6	40	0	1000	500.000
					F	3-ODC	6	50	0	1000	7.800.000
					F	3-ODC	6	99	0	1000	4.820.000
5125	20ZF	**0035**	Promoção e Fomento à Cultura Brasileira - **No Estado de São Paulo**								27.035.801
			Projeto apoiado (unidade): 2.000.135		F	3-ODC	6	50	0	1000	4.622.000
					F	3-ODC	6	99	0	1000	21.963.800
					F	4-INV	6	40	0	1000	200.000
					F	4-INV	6	99	0	1000	250.001
5125	20ZF	**0041**	Promoção e Fomento à Cultura Brasileira - **No Estado do Paraná**								3.820.000
			Projeto apoiado (unidade): 42		F	3-ODC	6	99	0	1000	3.820.000
5125	20ZF	**0042**	Promoção e Fomento à Cultura Brasileira - **No Estado de Santa Catarina**								2.000.000
			Projeto apoiado (unidade): 4		F	3-ODC	6	99	0	1000	2.000.000
5125	20ZF	**0043**	Promoção e Fomento à Cultura Brasileira - **No Estado do Rio Grande do Sul**								3.500.000
			Projeto apoiado (unidade): 9		F	3-ODC	6	50	0	1000	600.000
					F	3-ODC	6	99	0	1000	2.900.000
5125	20ZF	**0050**	Promoção e Fomento à Cultura Brasileira - **Na Região Centro-Oeste**								1.600.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	1.600.000
5125	20ZF	**0051**	Promoção e Fomento à Cultura Brasileira - **No Estado de Mato Grosso**								4.650.000
			Projeto apoiado (unidade): 50		F	3-ODC	6	99	0	1000	4.650.000
5125	20ZF	**0052**	Promoção e Fomento à Cultura Brasileira - **No Estado de Goiás**								6.800.000
			Projeto apoiado (unidade): 61		F	3-ODC	6	99	0	1000	6.800.000
5125	20ZF	**0053**	Promoção e Fomento à Cultura Brasileira - **No Distrito Federal**								11.380.000
			Projeto apoiado (unidade): 62		F	3-ODC	6	50	0	1000	11.380.000
5125	20ZF	**0054**	Promoção e Fomento à Cultura Brasileira - **No Estado de Mato Grosso do Sul**								2.000.000
			Projeto apoiado (unidade): 20		F	3-ODC	6	40	0	1000	2.000.000
5125	20ZF	**0237**	Promoção e Fomento à Cultura Brasileira - **No Município de Alto Alegre - RR**								500.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	500.000
5125	**20ZH**		**Preservação do Patrimônio Cultural Brasileiro**	13 391							**170.000**
5125	20ZH	**0001**	Preservação do Patrimônio Cultural Brasileiro - **Nacional**								170.000
			Bem preservado (unidade): 1		F	3-ODC	2	90	0	1050	170.000
5125	**20ZK**		**Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)**	13 392							**17.956.052**
5125	20ZK	**0001**	Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006) - **Nacional**								17.956.052
			Financiamento gerenciado (unidade): 350		F	3-ODC	2	90	0	1050	17.956.052
			Operação Especial								**700.000.000**
5125	**006A**		**Investimentos Retornáveis no Setor Audiovisual mediante Participação em Empresas e Projetos - Fundo Setorial do Audiovisual**	13 691							**700.000.000**
5125	006A	**0001**	Investimentos Retornáveis no Setor Audiovisual mediante Participação em Empresas e Projetos - Fundo Setorial do Audiovisual - **Nacional**								700.000.000
			Investimento realizado (unidade): 350		F	5-IFI	0	90	0	1029	525.738.054
					F	5-IFI	0	90	0	1050	174.261.946
Total											**1.409.952.308**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		17.290.520.758	25.372.260.296	25.470.523.421	4.590.482.613	4.672.937.529
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.397.941.733	2.469.536.963	2.464.282.668	2.930.128.384	2.920.886.011
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	27.024.675	16.732.126	16.732.126	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	161.604	260.707	260.707	443.974	443.974
0999	RESERVA DE CONTINGÊNCIA	0	481.437.742	481.437.742	516.192.561	516.192.561
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	13.612.683.627	21.244.291.361	21.256.080.143	13.182.107	22.680.109
1189	BIOECONOMIA PARA UM NOVO CICLO DE PROSPERIDADE	129.645.655	160.250.000	157.153.211	207.024.620	202.660.892
1190	QUALIDADE AMBIENTAL NAS CIDADES E NO CAMPO	26.175.395	16.200.000	29.365.274	19.592.274	26.227.254
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	932.231	1.100.000	1.548.203	990.000	1.390.000
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	1.095.955.838	982.451.397	1.063.663.347	902.928.693	982.456.728
Funcao						
09	PREVIDÊNCIA SOCIAL	830.798.147	830.027.836	830.027.836	1.001.718.114	1.001.718.114
18	GESTÃO AMBIENTAL	16.432.536.333	24.043.801.885	24.142.065.010	3.072.127.964	3.154.582.880
28	ENCARGOS ESPECIAIS	27.186.278	16.992.833	16.992.833	443.974	443.974
99	RESERVA DE CONTINGÊNCIA	0	481.437.742	481.437.742	516.192.561	516.192.561
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.295.447.896	1.356.450.543	1.351.363.611	1.599.703.195	1.590.675.185
125	NORMATIZAÇÃO E FISCALIZAÇÃO	520.930.232	478.200.000	473.468.913	441.400.000	429.898.573
128	FORMAÇÃO DE RECURSOS HUMANOS	12.053.816	4.800.000	14.373.365	4.557.169	14.623.671
131	COMUNICAÇÃO SOCIAL	6.000.000	1.500.000	1.426.003	1.500.000	1.390.108
211	RELAÇÕES DIPLOMÁTICAS	4.294.048	1.000.000	980.631	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	830.798.147	830.027.836	830.027.836	1.001.718.114	1.001.718.114
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	85.455.358	93.292.757	93.292.757	103.367.520	103.367.520
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	14.100.821.643	21.758.792.758	21.835.284.060	582.189.316	667.663.402
542	CONTROLE AMBIENTAL	229.471.434	162.400.000	184.529.212	114.707.212	122.373.692
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	288.861	500.000	500.000	350.000	350.000
571	DESENVOLVIMENTO CIENTÍFICO	1.826.761	1.100.000	1.080.631	1.940.000	1.827.177
845	OUTRAS TRANSFERÊNCIAS	27.024.675	16.732.126	16.732.126	0	0
846	OUTROS ENCARGOS ESPECIAIS	176.107.888	186.026.534	186.026.534	222.857.526	222.857.526
999	RESERVA DE CONTINGÊNCIA	0	481.437.742	481.437.742	516.192.561	516.192.561
UO						
44101	MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA	434.791.850	628.014.071	732.667.090	627.367.015	727.135.173
44102	SERVIÇO FLORESTAL BRASILEIRO - SFB	70.502.128	76.638.113	76.061.156	86.560.678	85.194.974
44201	INSTITUTO BRASILEIRO DO MEIO AMBIENTE E DOS RECURSOS NATURAIS RENOVÁVEIS - IBAMA	2.039.404.371	2.139.045.022	2.146.302.022	2.353.518.827	2.356.718.827
44206	INSTITUTO DE PESQUISAS JARDIM BOTÂNICO DO RIO DE JANEIRO - JBRJ	87.941.734	93.309.714	93.093.518	111.692.302	110.532.469
44207	INSTITUTO CHICO MENDES DE CONSERVAÇÃO DA BIODIVERSIDADE	1.028.706.819	1.080.772.349	1.066.793.210	1.131.017.515	1.104.029.810
44901	FUNDO NACIONAL DE MEIO AMBIENTE - FNMA	4.420.733	110.017.540	110.642.938	274.326.276	283.326.276
44902	FUNDO NACIONAL SOBRE MUDANÇA DO CLIMA	4.742.389	4.000.000	4.500.000	6.000.000	6.000.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.920.384.114	1.964.210.130	1.964.210.130	2.375.819.646	2.375.819.646
3	OUTRAS DESPESAS CORRENTES	1.600.346.362	1.605.766.928	1.687.297.900	1.619.809.815	1.689.076.668
4	INVESTIMENTOS	176.804.221	97.114.135	113.846.288	78.660.591	91.848.654
5	INVERSOES FINANCEIRAS	13.592.986.061	21.223.731.361	21.223.731.361	0	0
9	RESERVA DE CONTINGENCIA	0	481.437.742	481.437.742	516.192.561	516.192.561

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.267.257.210**		**883.977.562**	**42.444.114**				**2.193.678.886**
1001	**578.903.436**							**578.903.436**
1038			**65.358.743**					**65.358.743**
1050	**106.844.322**		**146.399.317**	**1.500.000**				**254.743.639**
1052			**217.938.440**	**18.564.540**				**236.502.980**
1056	**422.814.678**							**422.814.678**
1067			**16.398.532**					**16.398.532**
1068			**2.400.000**				**5.799.266**	**8.199.266**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1069			9.075.000	8.925.000			256.326.276	274.326.276
1070			303.200.000				127.735.912	430.935.912
1072			3.025.000	2.975.000				6.000.000
1078							117.044.047	117.044.047
1092			1.000.000				9.287.060	10.287.060
1096			40.304.074	17.440.000				57.744.074
Total	2.375.819.646	0	1.689.076.668	91.848.654	0	0	516.192.561	4.672.937.529

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44101 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		434.791.850	628.014.071	732.667.090	627.367.015	727.135.173
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	225.976.004	241.687.906	238.468.991	287.288.465	281.769.928
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	33.844	33.924	33.924	52.822	52.822
0999	RESERVA DE CONTINGÊNCIA	0	204.292.241	204.292.241	117.044.047	117.044.047
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	14.989.743	16.600.000	27.888.782	7.232.107	16.730.109
1189	BIOECONOMIA PARA UM NOVO CICLO DE PROSPERIDADE	125.329.262	146.400.000	142.677.813	189.174.620	175.810.892
1190	QUALIDADE AMBIENTAL NAS CIDADES E NO CAMPO	15.392.900	8.500.000	21.665.274	11.392.274	18.027.254
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	53.070.097	10.500.000	97.640.065	15.182.680	117.700.121
Funcao						
09	PREVIDÊNCIA SOCIAL	18.610.028	18.432.177	18.432.177	23.342.422	23.342.422
18	GESTÃO AMBIENTAL	416.147.978	405.255.729	509.908.748	486.927.724	586.695.882
28	ENCARGOS ESPECIAIS	33.844	33.924	33.924	52.822	52.822
99	RESERVA DE CONTINGÊNCIA	0	204.292.241	204.292.241	117.044.047	117.044.047
Subfuncao						
122	ADMINISTRAÇÃO GERAL	170.759.181	190.670.135	187.618.583	227.749.516	222.445.342
128	FORMAÇÃO DE RECURSOS HUMANOS	11.121.585	3.700.000	12.825.162	3.567.169	13.233.671
131	COMUNICAÇÃO SOCIAL	6.000.000	1.500.000	1.426.003	1.500.000	1.390.108
211	RELAÇÕES DIPLOMÁTICAS	4.294.048	1.000.000	980.631	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	18.610.028	18.432.177	18.432.177	23.342.422	23.342.422
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.407.531	8.692.227	8.692.227	10.457.060	10.457.060
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	178.399.360	168.400.000	251.250.563	205.783.303	294.832.545
542	CONTROLE AMBIENTAL	18.972.197	10.900.000	26.722.212	14.707.212	21.173.692
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	288.861	500.000	500.000	350.000	350.000
846	OUTROS ENCARGOS ESPECIAIS	17.939.059	19.927.291	19.927.291	22.866.286	22.866.286
999	RESERVA DE CONTINGÊNCIA	0	204.292.241	204.292.241	117.044.047	117.044.047
GND						
1	PESSOAL E ENCARGOS SOCIAIS	148.124.100	166.529.603	166.529.603	197.058.224	197.058.224
3	OUTRAS DESPESAS CORRENTES	266.138.432	241.142.252	332.418.119	292.158.693	381.059.218
4	INVESTIMENTOS	20.529.318	16.049.975	29.427.127	21.106.051	31.973.684
9	RESERVA DE CONTINGENCIA	0	204.292.241	204.292.241	117.044.047	117.044.047

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**173.715.802**		**381.059.218**	**31.973.684**				**586.748.704**
1056	**23.342.422**							**23.342.422**
1078							**117.044.047**	**117.044.047**
Total	**197.058.224**	**0**	**381.059.218**	**31.973.684**	**0**	**0**	**117.044.047**	**727.135.173**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44101 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**281.769.928**
	Atividade								**235.614.042**
0032 **2000**	**Administração da Unidade**	18 122							**70.205.718**
0032 2000 **0001**	Administração da Unidade - **Nacional**								70.205.718
			F	3-ODC	2	90	0	1000	51.521.425
			F	3-ODC	2	91	0	1000	4.500.000
			F	4-INV	2	90	0	1000	14.184.293
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**2.234.220**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								2.234.220
			F	3-ODC	1	90	0	1000	2.234.220
0032 **20TP**	**Ativos Civis da União**	18 122							**150.849.516**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								150.849.516
			F	1-PES	1	90	0	1000	150.849.516
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**8.222.840**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								8.222.840
			F	3-ODC	1	90	0	1000	8.222.840
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	18 122							**1.390.108**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 39								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
0032 **21H8**	**Fortalecimento Institucional do Sistema Nacional do Meio Ambiente (Sisnama)**	18 541							**1.321.532**
0032 21H8 **0001**	Fortalecimento Institucional do Sistema Nacional do Meio Ambiente (Sisnama) - **Nacional** Estratégia implementada (unidade): 1								1.321.532
			F	3-ODC	2	90	0	1000	1.321.532
0032 **4641**	**Publicidade de Utilidade Pública**	18 131							**1.390.108**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
	Operação Especial								**46.155.886**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**23.342.422**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								23.342.422
			S	1-PES	1	90	0	1056	23.342.422
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	18 846							**22.813.464**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								22.813.464
			F	1-PES	0	91	0	1000	22.813.464
0909	**Operações Especiais: Outros Encargos Especiais**								**52.822**
	Operação Especial								**52.822**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**39.822**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								39.822
			F	1-PES	1	90	0	1000	39.822
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0999	**Reserva de Contingência**								**117.044.047**
	Operação Especial								**117.044.047**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**117.044.047**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								117.044.047
			F	9-RES	0	99	0	1078	117.044.047
1158	**Enfrentamento da Emergência Climática**								**16.730.109**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44101 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**16.730.109**
1158 **20VY**	**Implementação de Ações de Cidadania e Educação Ambiental**	18 128							**13.233.671**
1158 20VY **0001**	Implementação de Ações de Cidadania e Educação Ambiental - **Nacional**								4.198.668
	Atividade realizada (unidade): 251		F	3-ODC	2	80	0	1000	900.000
			F	3-ODC	2	90	0	1000	2.131.499
			F	3-ODC	6	90	0	1000	500.000
			F	3-ODC	6	99	0	1000	300.000
			F	4-INV	2	90	0	1000	367.169
1158 20VY **0017**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado do Tocantins**								1
	Atividade realizada (unidade): 0		F	3-ODC	6	99	0	1000	1
1158 20VY **0023**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado do Ceará**								1.110.000
	Atividade realizada (unidade): 1		F	3-ODC	6	50	0	1000	1.110.000
1158 20VY **0026**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado de Pernambuco**								500.000
	Atividade realizada (unidade): 3		F	3-ODC	6	50	0	1000	500.000
1158 20VY **0031**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado de Minas Gerais**								2.000.000
	Atividade realizada (unidade): 11		F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
1158 20VY **0032**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado do Espírito Santo**								200.000
	Atividade realizada (unidade): 1		F	3-ODC	6	50	0	1000	200.000
1158 20VY **0033**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado do Rio de Janeiro**								1.100.000
	Atividade realizada (unidade): 1		F	3-ODC	6	50	0	1000	1.100.000
1158 20VY **0035**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado de São Paulo**								2.600.000
	Atividade realizada (unidade): 17		F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	1.600.000
1158 20VY **0042**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado de Santa Catarina**								200.000
	Atividade realizada (unidade): 100		F	3-ODC	6	99	0	1000	200.000
1158 20VY **0052**	Implementação de Ações de Cidadania e Educação Ambiental - **No Estado de Goiás**								975.002
	Atividade realizada (unidade): 20		F	4-INV	6	99	0	1000	975.002
1158 20VY **0053**	Implementação de Ações de Cidadania e Educação Ambiental - **No Distrito Federal**								350.000
	Atividade realizada (unidade): 2		F	3-ODC	6	99	0	1000	350.000
1158 **21E4**	**Implementação e Monitoramento da Política Nacional sobre Mudança do Clima**	18 542							**3.496.438**
1158 21E4 **0001**	Implementação e Monitoramento da Política Nacional sobre Mudança do Clima - **Nacional**								3.496.437
	Política implementada (unidade): 52		F	3-ODC	2	90	0	1000	3.496.437
1158 21E4 **0017**	Implementação e Monitoramento da Política Nacional sobre Mudança do Clima - **No Estado do Tocantins**								1
	Política implementada (unidade): 0		F	3-ODC	6	99	0	1000	1
1189	**Bioeconomia para um Novo Ciclo de Prosperidade**								**175.810.892**
	Atividade								**175.810.892**
1189 **20VP**	**Apoio à Conservação Ambiental e à Erradicação da Extrema Pobreza - Bolsa Verde**	18 541							**166.849.453**
1189 20VP **0001**	Apoio à Conservação Ambiental e à Erradicação da Extrema Pobreza - Bolsa Verde - **Nacional**								166.849.453
	Família apoiada (unidade): 71.750		F	3-ODC	2	90	0	1000	166.349.453
			F	4-INV	2	90	0	1000	500.000
1189 **21F1**	**Desenvolvimento da Bioeconomia**	18 541							**2.954.352**
1189 21F1 **0001**	Desenvolvimento da Bioeconomia - **Nacional**								2.954.352
	Ação implementada (unidade): 40		F	3-ODC	2	90	0	1000	1.968.645
			F	4-INV	2	90	0	1000	985.707
1189 **21F2**	**Gestão Territorial e Socioambiental de Paisagens Rurais e dos Recursos Naturais em Territórios de Povos e Comunidades Tradicionais e Agricultores Familiares**	18 541							**6.007.087**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44101 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1189 21F2 **0001**	Gestão Territorial e Socioambiental de Paisagens Rurais e dos Recursos Naturais em Territórios de Povos e Comunidades Tradicionais e Agricultores Familiares - **Nacional**								6.007.087
	Iniciativa implementada (unidade): 1.105		F	3-ODC	2	90	0	1000	5.807.087
			F	4-INV	2	90	0	1000	200.000
1190	**Qualidade Ambiental nas Cidades e no Campo**								**18.027.254**
	Atividade								**18.027.254**
1190 **10TT**	**Monitoramento da Recuperação Ambiental da Bacia Carbonífera de Santa Catarina**	18 543							**350.000**
1190 10TT **0042**	Monitoramento da Recuperação Ambiental da Bacia Carbonífera de Santa Catarina - **No Estado de Santa Catarina**								350.000
	Plano implantado (% de execução física): 15		F	3-ODC	2	90	0	1000	350.000
1190 **21A9**	**Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo**	18 542							**17.677.254**
1190 21A9 **0001**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **Nacional**								12.277.254
	Ação implementada (unidade): 1.136		F	3-ODC	2	80	0	1000	600.000
			F	3-ODC	2	90	0	1000	6.719.017
			F	3-ODC	6	99	0	1000	1.800.000
			F	4-INV	2	32	0	1000	1.853.476
			F	4-INV	2	90	0	1000	1.304.761
1190 21A9 **0026**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **No Estado de Pernambuco**								800.000
	Ação implementada (unidade): 5		F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	99	0	1000	300.000
1190 21A9 **0031**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **No Estado de Minas Gerais**								400.000
	Ação implementada (unidade): 1		F	4-INV	6	50	0	1000	400.000
1190 21A9 **0033**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **No Estado do Rio de Janeiro**								300.000
	Ação implementada (unidade): 1		F	3-ODC	6	50	0	1000	300.000
1190 21A9 **0035**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **No Estado de São Paulo**								2.800.000
	Ação implementada (unidade): 300.201		F	3-ODC	6	99	0	1000	300.000
			F	4-INV	6	99	0	1000	2.500.000
1190 21A9 **0041**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **No Estado do Paraná**								500.000
	Ação implementada (unidade): 2		F	4-INV	6	99	0	1000	500.000
1190 21A9 **0042**	Implementação de Programas, Planos e Ações para Melhoria da Qualidade Ambiental e Conservação de Água e Solo - **No Estado de Santa Catarina**								600.000
	Ação implementada (unidade): 2		F	4-INV	6	99	0	1000	600.000
6114	**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**								**117.700.121**
	Atividade								**117.700.121**
6114 **20W2**	**Enfrentamento dos Processos de Desertificação, Mitigação e Adaptação aos Efeitos da Seca**	18 541							**2.068.129**
6114 20W2 **0001**	Enfrentamento dos Processos de Desertificação, Mitigação e Adaptação aos Efeitos da Seca - **Nacional**								1.668.129
	Iniciativa apoiada (unidade): 3		F	3-ODC	2	90	0	1000	1.668.129
6114 20W2 **0024**	Enfrentamento dos Processos de Desertificação, Mitigação e Adaptação aos Efeitos da Seca - **No Estado do Rio Grande do Norte**								400.000
	Iniciativa apoiada (unidade): 2		F	3-ODC	6	99	0	1000	400.000
6114 **21F3**	**Implementação de Políticas para Biodiversidade, Vegetação Nativa e Áreas Protegidas**	18 541							**10.563.966**
6114 21F3 **0001**	Implementação de Políticas para Biodiversidade, Vegetação Nativa e Áreas Protegidas - **Nacional**								9.763.965
	Ação implementada (unidade): 29		F	3-ODC	2	90	0	1000	8.463.965
			F	3-ODC	6	99	0	1000	1.300.000
6114 21F3 **0017**	Implementação de Políticas para Biodiversidade, Vegetação Nativa e Áreas Protegidas - **No Estado do Tocantins**								1
	Ação implementada (unidade): 0		F	3-ODC	6	99	0	1000	1

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44101 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6114 21F3 **0035**	Implementação de Políticas para Biodiversidade, Vegetação Nativa e Áreas Protegidas - **No Estado de São Paulo** Ação implementada (unidade): 11								800.000
			F	4-INV	6	99	0	1000	800.000
6114 **21F4**	**Formulação e Implementação de Políticas, Estratégias e Iniciativas para o Controle do Desmatamento, Incêndios Florestais e o Ordenamento Ambiental Territorial**	18 541							**3.180.705**
6114 21F4 **0001**	Formulação e Implementação de Políticas, Estratégias e Iniciativas para o Controle do Desmatamento, Incêndios Florestais e o Ordenamento Ambiental Territorial - **Nacional** Ação implementada (unidade): 252								3.080.705
			F	3-ODC	2	90	0	1000	3.080.705
6114 21F4 **7000**	Formulação e Implementação de Políticas, Estratégias e Iniciativas para o Controle do Desmatamento, Incêndios Florestais e o Ordenamento Ambiental Territorial - **Aquisição de Veículos e Equipamentos para o Controle do Desmatamento, Incêndios Florestais e Ordenamento Ambiental Territorial - Nacional** Ação implementada (unidade): 27								100.000
			F	4-INV	2	90	0	1000	100.000
6114 **2E87**	**Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais**	18 541							**101.887.321**
6114 2E87 **0001**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **Nacional** Ação implementada (unidade): 62.609								25.733.268
			F	3-ODC	2	40	0	1000	100.000
			F	3-ODC	2	90	0	1000	500.000
			F	3-ODC	6	50	0	1000	15.200.000
			F	3-ODC	6	99	0	1000	9.200.000
			F	4-INV	2	90	0	1000	733.268
6114 2E87 **0011**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado de Rondônia** Ação implementada (unidade): 6								5.100.000
			F	3-ODC	6	99	0	1000	5.100.000
6114 2E87 **0017**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado do Tocantins** Ação implementada (unidade): 11								500.001
			F	3-ODC	6	99	0	1000	500.001
6114 2E87 **0023**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado do Ceará** Ação implementada (unidade): 24								3.700.000
			F	3-ODC	6	99	0	1000	3.700.000
6114 2E87 **0025**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado da Paraíba** Ação implementada (unidade): 1								150.000
			F	3-ODC	6	90	0	1000	150.000
6114 2E87 **0026**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado de Pernambuco** Ação implementada (unidade): 3								600.000
			F	3-ODC	6	50	0	1000	400.000
			F	4-INV	6	40	0	1000	200.000
6114 2E87 **0029**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado da Bahia** Ação implementada (unidade): 0								2
			F	3-ODC	6	99	0	1000	1
			F	4-INV	6	99	0	1000	1
6114 2E87 **0031**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado de Minas Gerais** Ação implementada (unidade): 60								1.500.000
			F	3-ODC	6	40	0	1000	500.000
			F	3-ODC	6	50	0	1000	1.000.000
6114 2E87 **0032**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado do Espírito Santo** Ação implementada (unidade): 2								1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
6114 2E87 **0033**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado do Rio de Janeiro** Ação implementada (unidade): 3								3.103.986
			F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	2.103.986
6114 2E87 **0035**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado de São Paulo** Ação implementada (unidade): 701.076								44.700.064
			F	3-ODC	6	40	0	1000	24.250.000
			F	3-ODC	6	99	0	1000	15.200.057
			F	4-INV	6	50	0	1000	5.250.007
6114 2E87 **0040**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **Na Região Sul** Ação implementada (unidade): 4								900.000
			F	3-ODC	6	99	0	1000	900.000

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44101 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6114	2E87	**0041**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado do Paraná** Ação implementada (unidade): 25								9.150.000
					F	3-ODC	6	50	0	1000	6.930.000
					F	3-ODC	6	99	0	1000	2.050.000
					F	4-INV	6	99	0	1000	170.000
6114	2E87	**0042**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado de Santa Catarina** Ação implementada (unidade): 4								800.000
					F	3-ODC	6	50	0	1000	400.000
					F	3-ODC	6	99	0	1000	400.000
6114	2E87	**0043**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado do Rio Grande do Sul** Ação implementada (unidade): 5.004								3.600.000
					F	3-ODC	6	50	0	1000	1.950.000
					F	3-ODC	6	99	0	1000	1.600.000
					F	4-INV	6	99	0	1000	50.000
6114	2E87	**0054**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Estado de Mato Grosso do Sul** Ação implementada (unidade): 1								200.000
					F	3-ODC	6	99	0	1000	200.000
6114	2E87	**1552**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **No Município de Sumé - PB** Ação implementada (unidade): 2								150.000
					F	3-ODC	6	99	0	1000	150.000
6114	2E87	**7002**	Implementação da Agenda Nacional de Proteção, Defesa, Bem-Estar e Direitos Animais - **Associação Vitória dos Bichos- AVB - No Município de Gurupi - TO** Ação implementada (unidade): 1								1.000.000
					F	3-ODC	6	50	0	1000	1.000.000
Total											**727.135.173**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44102 SERVIÇO FLORESTAL BRASILEIRO - SFB

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		70.502.128	76.638.113	76.061.156	86.560.678	85.194.974
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	46.996.643	45.469.050	45.185.794	56.134.291	55.368.588
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
0999	RESERVA DE CONTINGÊNCIA	0	5.966.063	5.966.063	5.799.266	5.799.266
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	23.505.485	25.190.000	24.896.299	24.600.000	23.999.999
Funcao						
09	PREVIDÊNCIA SOCIAL	235.395	1.003.990	1.003.990	1.297.759	1.297.759
18	GESTÃO AMBIENTAL	70.266.733	69.655.060	69.078.103	79.436.532	78.070.828
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
99	RESERVA DE CONTINGÊNCIA	0	5.966.063	5.966.063	5.799.266	5.799.266
Subfuncao						
122	ADMINISTRAÇÃO GERAL	41.371.159	38.973.800	38.690.544	48.434.221	47.668.518
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	235.395	1.003.990	1.003.990	1.297.759	1.297.759
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.614.798	1.800.690	1.800.690	1.891.705	1.891.705
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	23.505.485	25.190.000	24.896.299	24.600.000	23.999.999
846	OUTROS ENCARGOS ESPECIAIS	3.775.291	3.703.570	3.703.570	4.537.727	4.537.727
999	RESERVA DE CONTINGÊNCIA	0	5.966.063	5.966.063	5.799.266	5.799.266
GND						
1	PESSOAL E ENCARGOS SOCIAIS	28.431.539	28.871.360	28.871.360	37.869.707	37.869.707
3	OUTRAS DESPESAS CORRENTES	31.919.135	34.925.690	34.348.733	35.457.165	34.091.461
4	INVESTIMENTOS	10.151.454	6.875.000	6.875.000	7.434.540	7.434.540
9	RESERVA DE CONTINGENCIA	0	5.966.063	5.966.063	5.799.266	5.799.266

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**36.571.948**		**19.247.371**	**20.000**				**55.839.319**
1050			**17.960**					**17.960**
1052			**12.426.130**	**7.414.540**				**19.840.670**
1056	**1.297.759**							**1.297.759**
1068			**2.400.000**				**5.799.266**	**8.199.266**
Total	**37.869.707**	**0**	**34.091.461**	**7.434.540**	**0**	**0**	**5.799.266**	**85.194.974**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44102 SERVIÇO FLORESTAL BRASILEIRO - SFB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**55.368.588**
	Atividade								**49.560.223**
0032 **2000**	**Administração da Unidade**	18 122							**15.554.297**
0032 2000 **0001**	Administração da Unidade - **Nacional**								15.554.297
			F	3-ODC	2	90	0	1000	9.685.867
			F	3-ODC	2	90	0	1050	250
			F	3-ODC	2	90	0	1052	4.035.680
			F	4-INV	2	90	0	1052	1.832.500
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**279.180**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								279.180
			F	3-ODC	1	90	0	1000	279.180
0032 **20TP**	**Ativos Civis da União**	18 122							**32.034.221**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								32.034.221
			F	1-PES	1	90	0	1000	32.034.221
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**1.612.525**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.612.525
			F	3-ODC	1	90	0	1000	1.612.525
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	18 122							**80.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								80.000
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	0	1000	80.000
	Operação Especial								**5.808.365**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.297.759**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.297.759
			S	1-PES	1	90	0	1056	1.297.759
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	18 846							**4.510.606**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								4.510.606
			F	1-PES	0	91	0	1000	4.510.606
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0999	**Reserva de Contingência**								**5.799.266**
	Operação Especial								**5.799.266**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**5.799.266**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								5.799.266
			F	9-RES	0	99	0	1068	5.799.266
6114	**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**								**23.999.999**
	Atividade								**23.999.999**
6114 **21F5**	**Gestão de Florestas**	18 541							**23.999.999**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44102 SERVIÇO FLORESTAL BRASILEIRO - SFB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6114 21F5 **0001**	Gestão de Florestas - **Nacional**								23.999.999
	Ação apoiada (unidade): 50		F	3-ODC	2	90	0	1000	7.589.799
			F	3-ODC	2	90	0	1050	17.710
			F	3-ODC	2	90	0	1052	8.390.450
			F	3-ODC	2	90	0	1068	2.400.000
			F	4-INV	2	90	0	1000	20.000
			F	4-INV	2	90	0	1052	5.582.040
Total									**85.194.974**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44201 INSTITUTO BRASILEIRO DO MEIO AMBIENTE E DOS RECURSOS NATURAIS RENOVÁVEIS - IBAMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.039.404.371	2.139.045.022	2.146.302.022	2.353.518.827	2.356.718.827
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.507.662.030	1.539.695.341	1.540.145.341	1.825.415.992	1.827.415.992
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	127.760	187.783	187.783	335.789	335.789
0999	RESERVA DE CONTINGÊNCIA	0	175.161.898	175.161.898	137.022.972	137.022.972
1190	QUALIDADE AMBIENTAL NAS CIDADES E NO CAMPO	10.782.495	7.700.000	7.700.000	8.200.000	8.200.000
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	520.832.086	416.300.000	423.107.000	382.544.074	383.744.074
Funcao						
09	PREVIDÊNCIA SOCIAL	667.162.611	666.166.841	666.166.841	793.894.779	793.894.779
18	GESTÃO AMBIENTAL	1.372.114.000	1.297.528.500	1.304.785.500	1.422.265.287	1.425.465.287
28	ENCARGOS ESPECIAIS	127.760	187.783	187.783	335.789	335.789
99	RESERVA DE CONTINGÊNCIA	0	175.161.898	175.161.898	137.022.972	137.022.972
Subfuncao						
122	ADMINISTRAÇÃO GERAL	696.556.290	724.455.158	724.905.158	854.186.451	856.186.451
125	NORMATIZAÇÃO E FISCALIZAÇÃO	321.115.344	272.500.000	273.000.000	232.700.000	232.700.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	667.162.611	666.166.841	666.166.841	793.894.779	793.894.779
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	50.097.098	54.139.724	54.139.724	61.862.785	61.862.785
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	0	0	0	58.044.074	58.044.074
542	CONTROLE AMBIENTAL	210.499.238	151.500.000	157.807.000	100.000.000	101.200.000
846	OUTROS ENCARGOS ESPECIAIS	93.973.790	95.121.401	95.121.401	115.807.766	115.807.766
999	RESERVA DE CONTINGÊNCIA	0	175.161.898	175.161.898	137.022.972	137.022.972
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.232.965.402	1.240.168.617	1.240.168.617	1.493.167.328	1.493.167.328
3	OUTRAS DESPESAS CORRENTES	701.788.190	714.768.347	718.368.347	694.738.527	696.238.527
4	INVESTIMENTOS	104.650.779	8.946.160	12.603.160	28.590.000	30.290.000
9	RESERVA DE CONTINGENCIA	0	175.161.898	175.161.898	137.022.972	137.022.972

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**592.428.227**		**63.684.453**	**1.700.000**				**657.812.680**
1001	**558.218.330**							**558.218.330**
1050	**106.844.322**		**91.098.288**					**197.942.610**
1052			**196.951.712**	**11.150.000**				**208.101.712**
1056	**235.676.449**							**235.676.449**
1070			**303.200.000**				**127.735.912**	**430.935.912**
1092			**1.000.000**				**9.287.060**	**10.287.060**
1096			**40.304.074**	**17.440.000**				**57.744.074**
Total	**1.493.167.328**	**0**	**696.238.527**	**30.290.000**	**0**	**0**	**137.022.972**	**2.356.718.827**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44201 INSTITUTO BRASILEIRO DO MEIO AMBIENTE E DOS RECURSOS NATURAIS RENOVÁVEIS - IBAMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.827.415.992**
	Atividade								**918.049.236**
0032 **2000**	**Administração da Unidade**	18 122							**272.000.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								271.100.000
			F	3-ODC	2	90	0	1050	91.098.288
			F	3-ODC	2	90	0	1052	168.151.712
			F	3-ODC	6	90	0	1000	500.000
			F	4-INV	2	90	0	1052	10.750.000
			F	4-INV	6	99	0	1000	600.000
0032 2000 **0033**	Administração da Unidade - **No Estado do Rio de Janeiro**								400.000
			F	4-INV	6	90	0	1000	400.000
0032 2000 **0052**	Administração da Unidade - **No Estado de Goiás**								500.000
			F	3-ODC	6	99	0	1000	500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**22.378.908**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								22.378.908
			F	3-ODC	1	90	0	1000	22.378.908
0032 **20TP**	**Ativos Civis da União**	18 122							**583.786.451**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								583.786.451
			F	1-PES	1	90	0	1000	476.942.129
			F	1-PES	1	90	0	1050	106.844.322
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**39.483.877**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								39.483.877
			F	3-ODC	1	90	0	1000	39.483.877
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	18 122							**400.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 22								400.000
			F	3-ODC	2	90	0	1052	400.000
	Operação Especial								**909.366.756**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**793.894.779**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								793.894.779
			S	1-PES	1	90	0	1001	558.218.330
			S	1-PES	1	90	0	1056	235.676.449
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	18 846							**115.471.977**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								115.471.977
			F	1-PES	0	91	0	1000	115.471.977
0909	**Operações Especiais: Outros Encargos Especiais**								**335.789**
	Operação Especial								**335.789**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**321.668**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								321.668
			S	3-ODC	1	90	0	1000	321.668
0999	**Reserva de Contingência**								**137.022.972**
	Operação Especial								**137.022.972**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**137.022.972**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								137.022.972
			F	9-RES	0	99	0	1070	127.735.912
			F	9-RES	0	99	0	1092	9.287.060

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44201 INSTITUTO BRASILEIRO DO MEIO AMBIENTE E DOS RECURSOS NATURAIS RENOVÁVEIS - IBAMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1190	**Qualidade Ambiental nas Cidades e no Campo**								**8.200.000**
	Atividade								**8.200.000**
1190 **20WH**	**Controle de Substâncias, Produtos, Resíduos, Emissões e Atividades Potencialmente Poluidoras e Utilizadoras de Recursos Ambientais**	18 542							**2.700.000**
1190 20WH **0001**	Controle de Substâncias, Produtos, Resíduos, Emissões e Atividades Potencialmente Poluidoras e Utilizadoras de Recursos Ambientais - **Nacional**								2.700.000
	Ação realizada (unidade): 8.106		F	3-ODC	2	90	0	1052	2.300.000
			F	4-INV	2	90	0	1052	400.000
1190 **6925**	**Licenciamento Ambiental Federal**	18 542							**5.500.000**
1190 6925 **0001**	Licenciamento Ambiental Federal - **Nacional**								5.500.000
	Licença concedida (unidade): 300		F	3-ODC	2	90	0	1070	5.500.000
6114	**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**								**383.744.074**
	Atividade								**326.000.000**
6114 **214M**	**Prevenção e Controle de Incêndios Florestais nas Áreas Federais Prioritárias**	18 542							**66.600.000**
6114 214M **0001**	Prevenção e Controle de Incêndios Florestais nas Áreas Federais Prioritárias - **Nacional**								66.100.000
	Área protegida (km²): 118.605		F	3-ODC	2	90	0	1000	100.000
			F	3-ODC	2	90	0	1070	66.000.000
6114 214M **0013**	Prevenção e Controle de Incêndios Florestais nas Áreas Federais Prioritárias - **No Estado do Amazonas**								400.000
	Área protegida (km²): 1.000		F	4-INV	6	90	0	1000	400.000
6114 214M **7000**	Prevenção e Controle de Incêndios Florestais nas Áreas Federais Prioritárias - **Aquisição de Veículos e Equipamentos para Prevenção, Controle e Combate a Incêndios Florestais - Nacional**								100.000
	Área protegida (km²): 250		F	4-INV	2	90	0	1000	100.000
6114 **214N**	**Controle e Fiscalização Ambiental**	18 125							**232.700.000**
6114 214N **0001**	Controle e Fiscalização Ambiental - **Nacional**								232.700.000
	Ação realizada (unidade): 758		F	3-ODC	2	90	0	1070	231.700.000
			F	3-ODC	2	90	0	1092	1.000.000
6114 **214O**	**Gestão do Uso Sustentável da Biodiversidade e Recuperação Ambiental**	18 542							**22.600.000**
6114 214O **0001**	Gestão do Uso Sustentável da Biodiversidade e Recuperação Ambiental - **Nacional**								22.100.000
	Ação realizada (unidade): 297		F	3-ODC	2	90	0	1000	100.000
			F	3-ODC	2	90	0	1052	22.000.000
6114 214O **0052**	Gestão do Uso Sustentável da Biodiversidade e Recuperação Ambiental - **No Estado de Goiás**								500.000
	Ação realizada (unidade): 20		F	3-ODC	6	99	0	1000	300.000
			F	4-INV	6	99	0	1000	200.000
6114 **218R**	**Monitoramento Ambiental e Gestão da Informação Geoespacial Sobre o Meio Ambiente**	18 542							**3.800.000**
6114 218R **0001**	Monitoramento Ambiental e Gestão da Informação Geoespacial Sobre o Meio Ambiente - **Nacional**								3.800.000
	Ação realizada (% de execução): 20		F	3-ODC	2	90	0	1052	3.800.000
6114 **21I5**	**Educação Ambiental**	18 541							**300.000**
6114 21I5 **0001**	Educação Ambiental - **Nacional**								300.000
	Ação realizada (unidade): 5		F	3-ODC	2	90	0	1052	300.000
	Projeto								**57.744.074**
6114 **168N**	**Fortalecimento da Fiscalização Ambiental Para o Controle do Desmatamento Ilegal na Amazônia**	18 541							**57.744.074**
6114 168N **6000**	Fortalecimento da Fiscalização Ambiental Para o Controle do Desmatamento Ilegal na Amazônia - **Na Amazônia Legal**								57.744.074
	Projeto executado (% de execução): 20		F	3-ODC	2	90	0	1096	40.304.074
			F	4-INV	2	90	0	1096	17.440.000
Total									**2.356.718.827**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44206 INSTITUTO DE PESQUISAS JARDIM BOTÂNICO DO RIO DE JANEIRO - JBRJ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		87.941.734	93.309.714	93.093.518	111.692.302	110.532.469
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	79.767.990	83.696.714	82.943.713	94.724.676	93.759.327
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	932.231	1.100.000	1.548.203	990.000	1.390.000
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	7.241.513	8.500.000	8.588.602	15.963.505	15.369.021
Funcao						
09	PREVIDÊNCIA SOCIAL	20.968.809	21.551.646	21.551.646	26.493.190	26.493.190
18	GESTÃO AMBIENTAL	66.972.925	71.745.068	71.528.872	85.184.991	84.025.158
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	51.004.795	53.593.863	52.840.862	57.987.684	57.022.335
128	FORMAÇÃO DE RECURSOS HUMANOS	932.231	1.100.000	1.548.203	990.000	1.390.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	20.968.809	21.551.646	21.551.646	26.493.190	26.493.190
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.089.813	2.363.777	2.363.777	2.509.615	2.509.615
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	5.414.752	7.400.000	7.507.971	14.023.505	13.541.844
571	DESENVOLVIMENTO CIENTÍFICO	1.826.761	1.100.000	1.080.631	1.940.000	1.827.177
846	OUTROS ENCARGOS ESPECIAIS	5.704.573	6.200.428	6.200.428	7.748.308	7.748.308
GND						
1	PESSOAL E ENCARGOS SOCIAIS	48.680.832	50.945.937	50.945.937	62.811.661	62.811.661
3	OUTRAS DESPESAS CORRENTES	39.105.123	40.713.777	40.016.950	47.150.641	45.590.808
4	INVESTIMENTOS	155.778	1.650.000	2.130.631	1.730.000	2.130.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**36.318.471**		**23.959.941**	**2.130.000**				**62.408.412**
1001	**10.707.839**							**10.707.839**
1050			**21.630.867**					**21.630.867**
1056	**15.785.351**							**15.785.351**
Total	**62.811.661**	**0**	**45.590.808**	**2.130.000**	**0**	**0**	**0**	**110.532.469**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44206 INSTITUTO DE PESQUISAS JARDIM BOTÂNICO DO RIO DE JANEIRO - JBRJ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**93.759.327**
	Atividade								**59.531.950**
0032 **2000**	**Administração da Unidade**	18 122							**28.442.172**
0032 2000 **0033**	Administração da Unidade - **No Estado do Rio de Janeiro**								28.442.172
			F	3-ODC	2	90	0	1000	12.211.305
			F	3-ODC	2	90	0	1050	15.630.867
			F	4-INV	2	90	0	1000	600.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**697.560**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								697.560
			F	3-ODC	1	90	0	1000	697.560
0032 **20TP**	**Ativos Civis da União**	18 122							**28.570.163**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								28.570.163
			F	1-PES	1	90	0	1000	28.570.163
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**1.812.055**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.812.055
			F	3-ODC	1	90	0	1000	1.812.055
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	18 122							**10.000**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro** Agente público beneficiado (unidade): 1								10.000
			F	3-ODC	2	90	0	1000	10.000
	Operação Especial								**34.227.377**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**26.493.190**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								26.493.190
			S	1-PES	1	90	0	1001	10.707.839
			S	1-PES	1	90	0	1056	15.785.351
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	18 846							**7.734.187**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								7.734.187
			F	1-PES	0	91	0	1000	7.734.187
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1000	14.121
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**1.390.000**
	Atividade								**1.390.000**
5113 **4909**	**Funcionamento de Programas de Pós-Graduação e Demais Atividades Educativas em Botânica e Meio Ambiente e Campos Afins**	18 128							**1.390.000**
5113 4909 **0033**	Funcionamento de Programas de Pós-Graduação e Demais Atividades Educativas em Botânica e Meio Ambiente e Campos Afins - **No Estado do Rio de Janeiro** Aluno matriculado (unidade): 351								1.390.000
			F	3-ODC	2	90	0	1000	940.000
			F	4-INV	2	90	0	1000	50.000
			F	4-INV	6	90	0	1000	400.000
6114	**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**								**15.369.021**
	Atividade								**15.369.021**
6114 **219K**	**Gestão da Coleção Viva, do Patrimônio Histórico-Cultural e das Atividades de Disseminação do Conhecimento no Instituto de Pesquisas do Jardim Botânico do Rio de Janeiro**	18 541							**12.692.844**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44206 INSTITUTO DE PESQUISAS JARDIM BOTÂNICO DO RIO DE JANEIRO - JBRJ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6114 219K **0033**	Gestão da Coleção Viva, do Patrimônio Histórico-Cultural e das Atividades de Disseminação do Conhecimento no Instituto de Pesquisas do Jardim Botânico do Rio de Janeiro - **No Estado do Rio de Janeiro**								12.692.844
	Ação realizada (unidade): 4		F	3-ODC	2	90	0	1000	6.092.844
			F	3-ODC	2	90	0	1050	6.000.000
			F	4-INV	2	90	0	1000	600.000
6114 **21HJ**	**Avaliação, Monitoramento e Conservação da Flora Brasileira**	18 541							**849.000**
6114 21HJ **0001**	Avaliação, Monitoramento e Conservação da Flora Brasileira - **Nacional**								849.000
	Publicação veiculada (unidade): 605		F	3-ODC	2	90	0	1000	769.000
			F	4-INV	2	90	0	1000	80.000
6114 **21HK**	**Pesquisa e Conservação da Biodiversidade Vegetal**	18 571							**1.827.177**
6114 21HK **0001**	Pesquisa e Conservação da Biodiversidade Vegetal - **Nacional**								1.827.177
	Pesquisa difundida (unidade): 105		F	3-ODC	2	90	0	1000	1.427.177
			F	4-INV	2	90	0	1000	400.000
Total									**110.532.469**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44207 INSTITUTO CHICO MENDES DE CONSERVAÇÃO DA BIODIVERSIDADE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.028.706.819	1.080.772.349	1.066.793.210	1.131.017.515	1.104.029.810
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	537.400.162	558.797.952	557.348.829	666.364.960	662.372.176
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
6114	PROTEÇÃO E RECUPERAÇÃO DA BIODIVERSIDADE E COMBATE AO DESMATAMENTO E INCÊNDIOS	491.306.656	521.961.397	509.431.381	464.638.434	441.643.513
Funcao						
09	PREVIDÊNCIA SOCIAL	123.821.303	122.873.182	122.873.182	156.689.964	156.689.964
18	GESTÃO AMBIENTAL	904.885.516	957.886.167	943.907.028	974.313.430	947.325.725
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	335.617.568	348.567.587	347.118.464	411.145.323	407.152.539
125	NORMATIZAÇÃO E FISCALIZAÇÃO	199.814.888	205.700.000	200.468.913	208.700.000	197.198.573
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	123.821.303	122.873.182	122.873.182	156.689.964	156.689.964
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.246.117	26.296.339	26.296.339	26.646.355	26.646.355
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	291.491.768	316.261.397	308.962.468	255.938.434	244.444.940
846	OUTROS ENCARGOS ESPECIAIS	54.715.175	61.073.844	61.073.844	71.897.439	71.897.439
GND						
1	PESSOAL E ENCARGOS SOCIAIS	462.182.240	477.694.613	477.694.613	584.912.726	584.912.726
3	OUTRAS DESPESAS CORRENTES	526.085.874	546.827.736	533.631.227	538.204.789	510.996.654
4	INVESTIMENTOS	40.438.704	56.250.000	55.467.370	7.900.000	8.120.430

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**428.222.762**		**387.026.579**	**6.620.430**				**821.869.771**
1001	**9.977.267**							**9.977.267**
1038			**65.358.743**					**65.358.743**
1050			**33.652.202**	**1.500.000**				**35.152.202**
1052			**8.560.598**					**8.560.598**
1056	**146.712.697**							**146.712.697**
1067			**16.398.532**					**16.398.532**
Total	**584.912.726**	**0**	**510.996.654**	**8.120.430**	**0**	**0**	**0**	**1.104.029.810**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44207 INSTITUTO CHICO MENDES DE CONSERVAÇÃO DA BIODIVERSIDADE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**662.372.176**
	Atividade								**433.798.894**
0032 **2000**	**Administração da Unidade**	18 122							**50.507.216**
0032 2000 **0001**	Administração da Unidade - **Nacional**								50.507.216
			F	3-ODC	2	90	0	1000	50.507.216
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**5.599.020**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								5.599.020
			F	3-ODC	1	90	0	1000	5.599.020
0032 **20TP**	**Ativos Civis da União**	18 122							**356.325.323**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								356.325.323
			F	1-PES	1	90	0	1000	356.325.323
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**21.047.335**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								21.047.335
			F	3-ODC	1	90	0	1000	21.047.335
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	18 122							**320.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								320.000
	Agente público beneficiado (unidade): 12		F	3-ODC	2	90	0	1000	320.000
	Operação Especial								**228.573.282**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**156.689.964**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								156.689.964
			S	1-PES	1	90	0	1001	9.977.267
			S	1-PES	1	90	0	1056	146.712.697
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	18 846							**71.883.318**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								71.883.318
			F	1-PES	0	91	0	1000	71.883.318
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
6114	**Proteção e Recuperação da Biodiversidade e Combate ao Desmatamento e Incêndios**								**441.643.513**
	Atividade								**441.643.513**
6114 **20WM**	**Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais**	18 541							**237.957.774**
6114 20WM **0001**	Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais - **Nacional**								236.157.774
	Unidade de conservação atendida (unidade): 689		F	3-ODC	2	90	0	1000	152.009.356
			F	3-ODC	2	90	0	1038	19.108.743
			F	3-ODC	2	90	0	1050	33.652.202
			F	3-ODC	2	90	0	1052	8.560.598
			F	3-ODC	2	90	0	1067	16.398.532
			F	3-ODC	6	90	0	1000	370.000
			F	4-INV	2	90	0	1000	4.548.343
			F	4-INV	2	90	0	1050	1.500.000
			F	4-INV	6	90	0	1000	10.000
6114 20WM **0022**	Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais - **No Estado do Piauí**								200.000
	Unidade de conservação atendida (unidade): 1		F	3-ODC	6	50	0	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44207 INSTITUTO CHICO MENDES DE CONSERVAÇÃO DA BIODIVERSIDADE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6114 20WM **0042**	Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais - **No Estado de Santa Catarina** Unidade de conservação atendida (unidade): 1								600.000
			F	3-ODC	6	99	0	1000	350.000
			F	4-INV	6	99	0	1000	250.000
6114 20WM **6500**	Apoio à Criação, Gestão e Implementação das Unidades de Conservação Federais - **No Município do Rio de Janeiro - RJ (PARNA DA TIJUCA - ANTENA DO SUMARÉ)** Unidade de conservação atendida (unidade): 1								1.000.000
			F	3-ODC	2	90	0	1000	600.000
			F	4-INV	2	90	0	1000	400.000
6114 **20WN**	**Execução de Pesquisa, Monitoramento e Conservação de Espécies e do Patrimônio Espeleológico**	18 541							**6.487.166**
6114 20WN **0001**	Execução de Pesquisa, Monitoramento e Conservação de Espécies e do Patrimônio Espeleológico - **Nacional** Iniciativa realizada (unidade): 2.216								6.487.166
			F	3-ODC	2	90	0	1000	6.487.166
6114 **214P**	**Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais**	18 125							**197.198.573**
6114 214P **0001**	Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais - **Nacional** Unidade de conservação protegida (unidade): 344								196.798.573
			F	3-ODC	2	90	0	1000	149.436.486
			F	3-ODC	2	90	0	1038	46.250.000
			F	4-INV	2	90	0	1000	1.112.087
6114 214P **0035**	Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais - **No Estado de São Paulo** Unidade de conservação protegida (unidade): 10								100.000
			F	3-ODC	6	99	0	1000	100.000
6114 214P **0054**	Fiscalização Ambiental e Prevenção e Combate a Incêndios Florestais - **No Estado de Mato Grosso do Sul** Unidade de conservação protegida (unidade): 1								300.000
			F	4-INV	6	99	0	1000	300.000
Total									**1.104.029.810**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44901 FUNDO NACIONAL DE MEIO AMBIENTE - FNMA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		4.420.733	110.017.540	110.642.938	274.326.276	283.326.276
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	104.340	150.000	150.000	150.000	150.000
0999	RESERVA DE CONTINGÊNCIA	0	96.017.540	96.017.540	256.326.276	256.326.276
1189	BIOECONOMIA PARA UM NOVO CICLO DE PROSPERIDADE	4.316.393	13.850.000	14.475.398	17.850.000	26.850.000
Funcao						
18	GESTÃO AMBIENTAL	4.420.733	14.000.000	14.625.398	18.000.000	27.000.000
99	RESERVA DE CONTINGÊNCIA	0	96.017.540	96.017.540	256.326.276	256.326.276
Subfuncao						
122	ADMINISTRAÇÃO GERAL	104.340	150.000	150.000	150.000	150.000
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	4.316.393	13.850.000	14.475.398	17.850.000	26.850.000
999	RESERVA DE CONTINGÊNCIA	0	96.017.540	96.017.540	256.326.276	256.326.276
GND						
3	OUTRAS DESPESAS CORRENTES	3.817.769	7.845.000	8.470.398	9.075.000	18.075.000
4	INVESTIMENTOS	602.964	6.155.000	6.155.000	8.925.000	8.925.000
9	RESERVA DE CONTINGENCIA	0	96.017.540	96.017.540	256.326.276	256.326.276

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000			**9.000.000**					**9.000.000**
1069			**9.075.000**	**8.925.000**			**256.326.276**	**274.326.276**
Total	**0**	**0**	**18.075.000**	**8.925.000**	**0**	**0**	**256.326.276**	**283.326.276**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44901 FUNDO NACIONAL DE MEIO AMBIENTE - FNMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**150.000**
	Atividade								**150.000**
0032 **2000**	**Administração da Unidade**	18 122							**150.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								150.000
			F	3-ODC	2	90	0	1069	150.000
0999	**Reserva de Contingência**								**256.326.276**
	Operação Especial								**256.326.276**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**256.326.276**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								256.326.276
			F	9-RES	0	99	0	1069	256.326.276
1189	**Bioeconomia para um Novo Ciclo de Prosperidade**								**26.850.000**
	Operação Especial								**26.850.000**
1189 **00UD**	**Fomento a Projetos de Desenvolvimento Sustentável e Conservação do Meio Ambiente**	18 541							**26.850.000**
1189 00UD **0001**	Fomento a Projetos de Desenvolvimento Sustentável e Conservação do Meio Ambiente - **Nacional**								26.850.000
	Projeto apoiado (unidade): 6		F	3-ODC	2	40	0	1000	9.000.000
			F	3-ODC	2	40	0	1069	4.462.500
			F	3-ODC	2	50	0	1069	4.462.500
			F	4-INV	2	40	0	1069	4.462.500
			F	4-INV	2	50	0	1069	4.462.500
Total									**283.326.276**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44902 FUNDO NACIONAL SOBRE MUDANÇA DO CLIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.742.389	4.000.000	4.500.000	6.000.000	6.000.000
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	34.565	40.000	40.000	50.000	50.000
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	4.707.824	3.960.000	4.460.000	5.950.000	5.950.000
Funcao						
18	GESTÃO AMBIENTAL	4.742.389	4.000.000	4.500.000	6.000.000	6.000.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	34.565	40.000	40.000	50.000	50.000
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	4.707.824	3.960.000	4.460.000	5.950.000	5.950.000
GND						
3	OUTRAS DESPESAS CORRENTES	4.467.165	2.812.000	3.312.000	3.025.000	3.025.000
4	INVESTIMENTOS	275.224	1.188.000	1.188.000	2.975.000	2.975.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1072			**3.025.000**	**2.975.000**				**6.000.000**
Total	**0**	**0**	**3.025.000**	**2.975.000**	**0**	**0**	**0**	**6.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 44000 MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Unidade: 44902 FUNDO NACIONAL SOBRE MUDANÇA DO CLIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**50.000**
	Atividade								**50.000**
0032 **2000**	**Administração da Unidade**	18 122							**50.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								50.000
			F	3-ODC	2	90	0	1072	50.000
1158	**Enfrentamento da Emergência Climática**								**5.950.000**
	Atividade								**5.950.000**
1158 **20G4**	**Fomento a Estudos e Projetos para Mitigação e Adaptação à Mudança do Clima**	18 541							**5.950.000**
1158 20G4 **0001**	Fomento a Estudos e Projetos para Mitigação e Adaptação à Mudança do Clima - **Nacional** Projeto apoiado (unidade): 6								5.950.000
			F	3-ODC	2	40	0	1072	2.975.000
			F	4-INV	2	40	0	1072	2.975.000
Total									**6.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		13.602.501.490	25.773.958.265	25.710.098.588	4.036.263.919	3.757.013.576
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	12.314.874.991	23.974.929.092	23.932.165.659	2.787.277.551	2.524.884.315
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	0	50.000.000	50.000.000	0	0
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	10.000.000	10.000.000	10.000.000	10.000.000
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	200.222.276	194.137.118	194.137.118	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	843.452.066	935.758.663	935.758.663	736.961.513	736.961.513
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	192.335	300.442	300.442	326.072	326.072
0999	RESERVA DE CONTINGÊNCIA	0	104.930.395	104.930.395	115.722.525	115.722.525
2301	TRANSFORMAÇÃO DO ESTADO PARA A CIDADANIA E O DESENVOLVIMENTO	243.759.821	503.902.555	482.806.311	385.976.258	369.119.151
Funcao						
02	JUDICIÁRIA	0	50.000.000	50.000.000	0	0
04	ADMINISTRAÇÃO	5.217.821.169	6.230.378.259	6.166.518.582	3.160.121.189	2.880.870.846
05	DEFESA NACIONAL	1.169.342.197	1.396.160.003	1.396.160.003	0	0
09	PREVIDÊNCIA SOCIAL	6.171.515.856	15.838.695.172	15.838.695.172	13.266.621	13.266.621
11	TRABALHO	0	100.670.415	100.670.415	0	0
28	ENCARGOS ESPECIAIS	1.043.822.267	2.053.124.021	2.053.124.021	747.153.584	747.153.584
99	RESERVA DE CONTINGÊNCIA	0	104.930.395	104.930.395	115.722.525	115.722.525
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	3.825.540	5.278.465	5.018.070	5.278.465	4.891.756
122	ADMINISTRAÇÃO GERAL	5.322.602.921	6.226.978.716	6.183.851.065	2.477.324.125	2.214.739.070
125	NORMATIZAÇÃO E FISCALIZAÇÃO	561.411	32.042.000	30.611.377	31.177.000	29.252.402
126	TECNOLOGIA DA INFORMAÇÃO	101.666.296	345.304.966	328.789.735	229.598.691	212.777.810
127	ORDENAMENTO TERRITORIAL	47.823.642	59.686.000	59.686.000	61.331.000	61.331.000
131	COMUNICAÇÃO SOCIAL	1.374.274	500.000	500.000	500.000	500.000
211	RELAÇÕES DIPLOMÁTICAS	44.410	120.000	120.000	130.001	130.001
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	6.171.515.856	15.838.695.172	15.838.695.172	13.266.621	13.266.621
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	356.124.174	436.086.089	436.086.089	91.554.722	91.554.722
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	46.827.676	31.083.949	29.657.284	31.093.928	28.930.394
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	30.612.214	14.000.000	13.309.354	14.000.000	19.212.792
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	7.171.185	10.000.000	9.591.534	9.980.000	9.397.642
845	OUTRAS TRANSFERÊNCIAS	200.222.276	194.137.118	194.137.118	0	0
846	OUTROS ENCARGOS ESPECIAIS	1.312.129.614	2.475.115.395	2.475.115.395	955.306.841	955.306.841
999	RESERVA DE CONTINGÊNCIA	0	104.930.395	104.930.395	115.722.525	115.722.525
UO						
46101	MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS-ADMINISTRAÇÃO DIRETA	6.253.802.733	4.498.634.132	4.438.080.357	3.830.358.877	3.555.736.164
46201	FUNDAÇÃO ESCOLA NACIONAL DE ADMINISTRAÇÃO PÚBLICA	91.452.583	95.786.025	93.910.746	162.077.179	159.374.147
46203	INSTITUTO NACIONAL DE TECNOLOGIA DA INFORMAÇÃO - ITI	0	42.076.277	40.645.654	43.827.863	41.903.265
GND						
1	PESSOAL E ENCARGOS SOCIAIS	11.540.839.068	23.309.318.964	23.309.318.964	2.391.767.058	2.391.767.058
3	OUTRAS DESPESAS CORRENTES	1.953.986.229	2.269.907.567	2.210.159.706	1.444.988.191	1.171.574.183
4	INVESTIMENTOS	107.676.193	89.801.339	85.689.523	83.786.145	77.949.810
9	RESERVA DE CONTINGENCIA	0	104.930.395	104.930.395	115.722.525	115.722.525

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**1.834.842.227**		**1.109.649.635**	**75.997.379**				**3.020.489.241**
1001	**543.658.210**							**543.658.210**
1013				**1.860.000**			**10.636.712**	**12.496.712**
1017			**51.718**					**51.718**
1033			**60.868.000**				**46.525.813**	**107.393.813**
1050			**1.004.830**				**58.560.000**	**59.564.830**
1051				**92.431**				**92.431**
1056	**13.266.621**							**13.266.621**
Total	**2.391.767.058**	**0**	**1.171.574.183**	**77.949.810**	**0**	**0**	**115.722.525**	**3.757.013.576**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46101 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS-ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		6.253.802.733	4.498.634.132	4.438.080.357	3.830.358.877	3.555.736.164
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	5.252.118.522	3.094.254.299	3.053.366.145	2.669.760.751	2.410.070.547
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	10.000.000	10.000.000	10.000.000	10.000.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	804.752.066	814.263.441	814.263.441	736.933.271	736.933.271
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	283.442	283.442	306.072	306.072
0999	RESERVA DE CONTINGÊNCIA	0	104.930.395	104.930.395	57.162.525	57.162.525
2301	TRANSFORMAÇÃO DO ESTADO PARA A CIDADANIA E O DESENVOLVIMENTO	196.932.145	474.902.555	455.236.934	356.196.258	341.263.749
Funcao						
04	ADMINISTRAÇÃO	2.611.271.422	2.853.571.497	2.793.017.722	3.026.091.010	2.751.468.297
09	PREVIDÊNCIA SOCIAL	2.837.823.655	715.715.357	715.715.357	0	0
28	ENCARGOS ESPECIAIS	804.707.656	824.416.883	824.416.883	747.105.342	747.105.342
99	RESERVA DE CONTINGÊNCIA	0	104.930.395	104.930.395	57.162.525	57.162.525
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	3.825.540	5.278.465	5.018.070	5.278.465	4.891.756
122	ADMINISTRAÇÃO GERAL	2.140.047.496	2.147.038.495	2.105.377.657	2.391.036.749	2.130.572.368
125	NORMATIZAÇÃO E FISCALIZAÇÃO	561.411	3.042.000	3.042.000	1.397.000	1.397.000
126	TECNOLOGIA DA INFORMAÇÃO	101.666.296	345.304.966	328.789.735	229.598.691	212.777.810
127	ORDENAMENTO TERRITORIAL	47.823.642	59.686.000	59.686.000	61.331.000	61.331.000
131	COMUNICAÇÃO SOCIAL	1.374.274	500.000	500.000	500.000	500.000
211	RELAÇÕES DIPLOMÁTICAS	44.410	120.000	120.000	130.001	130.001
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.837.823.655	715.715.357	715.715.357	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	122.651.426	80.276.264	80.276.264	87.648.841	87.648.841
391	PATRIMÔNIO HISTÓRICO, ARTÍSTICO E ARQUEOLÓGICO	0	31.083.949	29.657.284	31.093.928	28.930.394
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	30.612.214	14.000.000	13.309.354	14.000.000	19.212.792
846	OUTROS ENCARGOS ESPECIAIS	967.372.370	991.658.241	991.658.241	951.181.677	951.181.677
999	RESERVA DE CONTINGÊNCIA	0	104.930.395	104.930.395	57.162.525	57.162.525
GND						
1	PESSOAL E ENCARGOS SOCIAIS	4.803.208.504	2.803.482.593	2.803.482.593	2.318.107.897	2.318.107.897
3	OUTRAS DESPESAS CORRENTES	1.351.721.910	1.505.169.805	1.448.493.521	1.377.640.646	1.108.508.879
4	INVESTIMENTOS	98.872.319	85.051.339	81.173.848	77.447.809	71.956.863
9	RESERVA DE CONTINGENCIA	0	104.930.395	104.930.395	57.162.525	57.162.525

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.774.449.687**		**1.047.378.015**	**70.004.432**				**2.891.832.134**
1001	**543.658.210**							**543.658.210**
1013				**1.860.000**			**10.636.712**	**12.496.712**
1017			**51.718**					**51.718**
1033			**60.868.000**				**46.525.813**	**107.393.813**
1050			**211.146**					**211.146**
1051				**92.431**				**92.431**
Total	**2.318.107.897**	**0**	**1.108.508.879**	**71.956.863**	**0**	**0**	**57.162.525**	**3.555.736.164**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46101 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS- ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.410.070.547**
	Atividade								**2.205.994.212**
0032 **2000**	**Administração da Unidade**	04 122							**543.357.601**
0032 2000 **0001**	Administração da Unidade - **Nacional**								543.357.601
			F	3-ODC	2	90	0	1000	489.246.000
			F	3-ODC	2	90	0	1050	13.629
			F	3-ODC	2	91	0	1000	2.307.436
			F	4-INV	2	90	0	1000	51.698.105
			F	4-INV	2	90	0	1051	92.431
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**14.131.164**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								14.131.164
			F	3-ODC	1	90	0	1000	14.131.164
0032 **20TP**	**Ativos Civis da União**	04 122							**1.560.373.352**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.560.373.352
			F	1-PES	1	90	0	1000	1.560.373.352
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**73.517.677**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								73.495.657
			F	3-ODC	1	90	0	1000	73.495.657
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								22.020
			F	3-ODC	1	90	0	1000	22.020
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**1.575.455**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.575.455
	Agente público beneficiado (unidade): 35		F	3-ODC	2	90	0	1000	1.575.455
0032 **216Q**	**Aperfeiçoamento e Fortalecimento da Gestão de Pessoas**	04 122							**12.538.963**
0032 216Q **0001**	Aperfeiçoamento e Fortalecimento da Gestão de Pessoas - **Nacional**								12.538.963
	Sistema mantido (unidade): 10		F	3-ODC	2	90	0	1000	3.966.637
			F	4-INV	2	90	0	1000	8.572.326
0032 **4641**	**Publicidade de Utilidade Pública**	04 131							**500.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								500.000
			F	3-ODC	2	90	0	1000	500.000
	Operação Especial								**204.076.335**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**204.076.335**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								204.076.335
			F	1-PES	0	91	0	1000	204.076.335
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**10.000.000**
	Operação Especial								**10.000.000**
0901 **00QG**	**Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais**	28 846							**10.000.000**
0901 00QG **0001**	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais - **Nacional**								10.000.000
			S	1-PES	1	90	0	1000	10.000.000
0909	**Operações Especiais: Outros Encargos Especiais**								**736.933.271**
	Operação Especial								**736.933.271**
0909 **00IO**	**Inventariança do Fundo Nacional de Desenvolvimento - FND (Extinto pela Lei nº 12.431, de 2011)**	04 122							**4.000**
0909 00IO **0001**	Inventariança do Fundo Nacional de Desenvolvimento - FND (Extinto pela Lei nº 12.431, de 2011) - **Nacional**								4.000
			F	3-ODC	2	90	0	1000	4.000
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	04 211							**130.001**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46101 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS-ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								130.001
			F	3-ODC	2	80	0	1000	130.001
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**6.674.233**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								6.674.233
			S	3-ODC	1	90	0	1000	6.622.515
			S	3-ODC	1	90	0	1017	51.718
0909 **0739**	**Indenização a Anistiados Políticos**	28 846							**730.125.037**
0909 0739 **0001**	Indenização a Anistiados Políticos - **Nacional**								730.125.037
			S	1-PES	1	90	0	1001	543.658.210
			S	3-ODC	1	90	0	1000	186.466.827
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**306.072**
	Operação Especial								**306.072**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**306.072**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								306.072
			F	3-ODC	2	80	0	1000	306.072
0999	**Reserva de Contingência**								**57.162.525**
	Operação Especial								**57.162.525**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**57.162.525**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								57.162.525
			F	9-RES	0	99	0	1013	10.636.712
			F	9-RES	0	99	0	1033	46.525.813
2301	**Transformação do Estado para a Cidadania e o Desenvolvimento**								**341.263.749**
	Atividade								**341.263.749**
2301 **20U1**	**Aperfeiçoamento da Gestão Pública**	04 122							**12.722.997**
2301 20U1 **0001**	Aperfeiçoamento da Gestão Pública - **Nacional**								12.722.997
	Atividade realizada (unidade): 154		F	3-ODC	2	90	0	1000	10.661.163
			F	3-ODC	2	91	0	1000	240.000
			F	4-INV	2	90	0	1000	1.821.834
2301 **20U4**	**Governança do Patrimônio Imobiliário da União**	04 127							**61.331.000**
2301 20U4 **0001**	Governança do Patrimônio Imobiliário da União - **Nacional**								61.331.000
	Iniciativa apoiada (unidade): 12		F	3-ODC	2	90	0	1033	59.471.000
			F	4-INV	2	90	0	1013	1.860.000
2301 **21CQ**	**Gestão do Governo Digital**	04 126							**166.812.823**
2301 21CQ **0001**	Gestão do Governo Digital - **Nacional**								166.812.823
	Sistema mantido (unidade): 1		F	3-ODC	2	90	0	1000	161.504.723
			F	4-INV	2	90	0	1000	5.308.100
2301 **21FJ**	**Gestão do Cadastro Ambiental Rural (CAR)**	04 541							**19.212.792**
2301 21FJ **0001**	Gestão do Cadastro Ambiental Rural (CAR) - **Nacional**								19.212.792
	Cadastro mantido (unidade): 2.001		F	3-ODC	2	90	0	1000	19.212.792
2301 **21H5**	**Sustentação Tecnológica de Identificação do Cidadão**	04 126							**45.964.987**
2301 21H5 **0001**	Sustentação Tecnológica de Identificação do Cidadão - **Nacional**								45.964.987
	Sistema mantido (unidade): 1		F	3-ODC	2	90	0	1000	45.964.987
2301 **2810**	**Promoção do Acesso ao Patrimônio Arquivístico**	04 391							**28.930.394**
2301 2810 **0001**	Promoção do Acesso ao Patrimônio Arquivístico - **Nacional**								28.930.394
	Documento disponibilizado (unidade): 85.001		F	3-ODC	2	90	0	1000	27.468.894
			F	3-ODC	2	90	0	1050	197.517
			F	3-ODC	6	99	0	1000	100.000
			F	4-INV	2	90	0	1000	1.163.983
2301 **4743**	**Coordenação e Governança das Empresas Estatais Federais**	04 121							**4.891.756**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46101 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS-ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2301 4743 **0001**	Coordenação e Governança das Empresas Estatais Federais - **Nacional** Sistema mantido (unidade): 1								4.891.756
			F	3-ODC	2	90	0	1000	3.451.672
			F	4-INV	2	90	0	1000	1.440.084
2301 **8690**	**Fiscalização e Controle do Uso e Ocupação de Imóveis da União**	04 125							**1.397.000**
2301 8690 **0001**	Fiscalização e Controle do Uso e Ocupação de Imóveis da União - **Nacional** Imóvel fiscalizado (unidade): 4.000								1.397.000
			F	3-ODC	2	90	0	1033	1.397.000
Total									**3.555.736.164**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46201 FUNDAÇÃO ESCOLA NACIONAL DE ADMINISTRAÇÃO PÚBLICA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		91.452.583	95.786.025	93.910.746	162.077.179	159.374.147
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	91.440.868	95.756.025	93.880.746	103.483.058	100.780.026
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	11.715	17.000	17.000	20.000	20.000
0999	RESERVA DE CONTINGÊNCIA	0	0	0	58.560.000	58.560.000
Funcao						
04	ADMINISTRAÇÃO	79.803.323	84.094.156	82.218.877	90.230.558	87.527.526
09	PREVIDÊNCIA SOCIAL	11.637.544	11.661.869	11.661.869	13.252.500	13.252.500
28	ENCARGOS ESPECIAIS	11.715	30.000	30.000	34.121	34.121
99	RESERVA DE CONTINGÊNCIA	0	0	0	58.560.000	58.560.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	66.517.719	67.925.099	66.458.286	73.122.810	71.002.136
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	11.637.544	11.661.869	11.661.869	13.252.500	13.252.500
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.671.065	2.729.296	2.729.296	3.063.826	3.063.826
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	7.171.185	10.000.000	9.591.534	9.980.000	9.397.642
846	OUTROS ENCARGOS ESPECIAIS	3.455.068	3.469.761	3.469.761	4.098.043	4.098.043
999	RESERVA DE CONTINGÊNCIA	0	0	0	58.560.000	58.560.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	51.814.208	53.056.729	53.056.729	60.453.353	60.453.353
3	OUTRAS DESPESAS CORRENTES	34.696.207	41.229.296	39.428.014	42.063.826	39.375.087
4	INVESTIMENTOS	4.942.167	1.500.000	1.426.003	1.000.000	985.707
9	RESERVA DE CONTINGÊNCIA	0	0	0	58.560.000	58.560.000

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**47.200.853**		**39.361.403**	**985.707**				**87.547.963**
1050			**13.684**				**58.560.000**	**58.573.684**
1056	**13.252.500**							**13.252.500**
Total	**60.453.353**	**0**	**39.375.087**	**985.707**	**0**	**0**	**58.560.000**	**159.374.147**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46201 FUNDAÇÃO ESCOLA NACIONAL DE ADMINISTRAÇÃO PÚBLICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**100.780.026**
	Atividade								**83.463.604**
0032 **2000**	**Administração da Unidade**	04 122							**27.704.326**
0032 2000 **0001**	Administração da Unidade - **Nacional**								27.704.326
			F	3-ODC	2	90	0	1000	26.644.935
			F	3-ODC	2	90	0	1050	13.684
			F	3-ODC	2	91	0	1000	60.000
			F	4-INV	2	90	0	1000	985.707
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**515.304**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								515.304
			F	3-ODC	1	90	0	1000	515.304
0032 **20TP**	**Ativos Civis da União**	04 122							**43.122.810**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								43.122.810
			F	1-PES	1	90	0	1000	43.122.810
0032 **20U9**	**Desenvolvimento de Competências de Agentes Públicos**	04 573							**7.653.989**
0032 20U9 **0001**	Desenvolvimento de Competências de Agentes Públicos - **Nacional**								7.653.989
	Capacitação realizada (unidade): 737.986		F	3-ODC	2	80	0	1000	779.000
			F	3-ODC	2	90	0	1000	5.818.989
			F	3-ODC	2	91	0	1000	1.056.000
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**2.548.522**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								2.548.522
			F	3-ODC	1	90	0	1000	2.548.522
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**175.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								175.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	0	1000	175.000
0032 **216R**	**Desenvolvimento de Iniciativas de Inovação, Estudos, Pesquisas e Publicações**	04 573							**1.743.653**
0032 216R **0001**	Desenvolvimento de Iniciativas de Inovação, Estudos, Pesquisas e Publicações - **Nacional**								1.743.653
	Iniciativa realizada (unidade): 52		F	3-ODC	2	80	0	1000	116.000
			F	3-ODC	2	90	0	1000	1.547.653
			F	3-ODC	2	91	0	1000	80.000
	Operação Especial								**17.316.422**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**13.252.500**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								13.252.500
			S	1-PES	1	90	0	1056	13.252.500
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**4.063.922**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								4.063.922
			F	1-PES	0	91	0	1000	4.063.922
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**20.000**
	Operação Especial								**20.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**5.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46201 FUNDAÇÃO ESCOLA NACIONAL DE ADMINISTRAÇÃO PÚBLICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								5.000
			F	3-ODC	2	50	0	1000	5.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**15.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								15.000
			F	3-ODC	2	80	0	1000	15.000
0999	**Reserva de Contingência**								**58.560.000**
	Operação Especial								**58.560.000**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**58.560.000**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								58.560.000
			F	9-RES	0	99	0	1050	58.560.000
Total									**159.374.147**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46203 INSTITUTO NACIONAL DE TECNOLOGIA DA INFORMAÇÃO - ITI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	42.076.277	40.645.654	43.827.863	41.903.265
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	13.063.277	13.063.277	14.033.742	14.033.742
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
2301	TRANSFORMAÇÃO DO ESTADO PARA A CIDADANIA E O DESENVOLVIMENTO	0	29.000.000	27.569.377	29.780.000	27.855.402
Funcao						
04	ADMINISTRAÇÃO	0	41.963.277	40.532.654	43.799.621	41.875.023
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	14.121	14.121
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	12.273.536	12.273.536	13.164.566	13.164.566
125	NORMATIZAÇÃO E FISCALIZAÇÃO	0	29.000.000	27.569.377	29.780.000	27.855.402
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	589.741	589.741	842.055	842.055
846	OUTROS ENCARGOS ESPECIAIS	0	113.000	113.000	27.121	27.121
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	12.486.536	12.486.536	13.205.808	13.205.808
3	OUTRAS DESPESAS CORRENTES	0	26.339.741	25.069.446	25.283.719	23.690.217
4	INVESTIMENTOS	0	3.250.000	3.089.672	5.338.336	5.007.240

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**13.191.687**		**22.910.217**	**5.007.240**				**41.109.144**
1050			**780.000**					**780.000**
1056	**14.121**							**14.121**
Total	**13.205.808**	**0**	**23.690.217**	**5.007.240**	**0**	**0**	**0**	**41.903.265**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46203 INSTITUTO NACIONAL DE TECNOLOGIA DA INFORMAÇÃO - ITI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**14.033.742**
	Atividade								**14.006.621**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**353.064**
0032 2004 **5664**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								353.064
			F	3-ODC	1	90	0	1000	353.064
0032 **20TP**	**Ativos Civis da União**	04 122							**13.164.566**
0032 20TP **5664**	Ativos Civis da União - **Em Brasília - DF**								13.164.566
			F	1-PES	1	90	0	1000	13.164.566
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**488.991**
0032 212B **5664**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Em Brasília - DF**								488.991
			F	3-ODC	1	90	0	1000	488.991
	Operação Especial								**27.121**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032 0181 **5664**	Aposentadorias e Pensões Civis da União - **Em Brasília - DF**								14.121
			S	1-PES	1	90	0	1056	14.121
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**13.000**
0032 09HB **5664**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Em Brasília - DF**								13.000
			F	1-PES	0	91	0	1000	13.000
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **5664**	Benefício Especial - Lei nº 12.618, de 2012 - **Em Brasília - DF**								14.121
			F	1-PES	1	90	0	1000	14.121
2301	**Transformação do Estado para a Cidadania e o Desenvolvimento**								**27.855.402**
	Atividade								**27.855.402**
2301 **217Z**	**Gestão dos Sistemas da Carteira de Identidade Nacional - CIN, da Certificação Digital da infraestrutura de Chaves Públicas e da Assinatura Gov.BR**	04 125							**27.855.402**
2301 217Z **0001**	Gestão dos Sistemas da Carteira de Identidade Nacional - CIN, da Certificação Digital da infraestrutura de Chaves Públicas e da Assinatura Gov.BR - **Nacional** Sistema disponibilizado (unidade): 5								27.855.402
			F	3-ODC	2	90	0	1000	22.068.162
			F	3-ODC	2	90	0	1050	780.000
			F	4-INV	2	90	0	1000	5.007.240
Total									**41.903.265**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.511.842.854	25.909.830.368	24.744.029.994	4.970.803.234	4.888.712.998
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.299.577.746	4.464.275.616	4.453.134.928	4.050.353.968	4.034.742.656
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	885.059.594	885.059.594	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	137.772	124.922.330	124.922.330	63.201	63.201
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.453.861.756	1.319.359.044	1.319.359.044	26.167	26.167
0913	OPERAÇÕES ESPECIAIS - INTEGRALIZAÇÃO DE COTAS EM BANCOS INTERNACIONAIS E RECOMPOSIÇÃO DE FUNDOS INTERNACIONAIS	589.834.952	589.351.796	522.400.714	0	0
0999	RESERVA DE CONTINGÊNCIA	0	18.359.864.839	17.280.151.742	0	0
2224	PLANEJAMENTO E ORÇAMENTO PARA O DESENVOLVIMENTO SUSTENTÁVEL E INCLUSIVO	167.579.124	166.079.900	158.084.393	919.222.811	852.821.191
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	851.504	917.249	917.249	1.137.087	1.059.783
Funcao						
04	ADMINISTRAÇÃO	1.905.112.291	3.054.722.521	3.035.586.326	3.066.881.071	2.984.790.835
09	PREVIDÊNCIA SOCIAL	1.562.896.083	1.576.550.244	1.576.550.244	1.903.832.795	1.903.832.795
28	ENCARGOS ESPECIAIS	2.043.834.480	2.918.692.764	2.851.741.682	89.368	89.368
99	RESERVA DE CONTINGÊNCIA	0	18.359.864.839	17.280.151.742	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	157.197.634	147.041.131	139.984.840	897.589.872	832.768.960
122	ADMINISTRAÇÃO GERAL	1.383.334.520	1.589.662.379	1.578.709.150	1.734.418.523	1.718.807.211
131	COMUNICAÇÃO SOCIAL	0	1.300.000	1.235.870	898.980	898.980
211	RELAÇÕES DIPLOMÁTICAS	0	2.510.000	2.386.671	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.562.896.083	1.576.550.244	1.576.550.244	1.903.832.795	1.903.832.795
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	165.032.784	1.105.311.136	1.105.311.136	185.745.188	185.745.188
364	ENSINO SUPERIOR	851.504	917.249	917.249	1.137.087	1.059.783
571	DESENVOLVIMENTO CIENTÍFICO	10.381.490	19.038.769	18.099.553	21.632.939	20.052.231
846	OUTROS ENCARGOS ESPECIAIS	2.232.148.838	3.107.634.621	3.040.683.539	225.547.850	225.547.850
999	RESERVA DE CONTINGÊNCIA	0	18.359.864.839	17.280.151.742	0	0
UO						
47101	MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO - ADMINISTRAÇÃO DIRETA	319.020.709	362.359.052	358.414.153	413.224.842	407.565.248
47204	INSTITUTO DE PESQUISA ECONÔMICA APLICADA	424.137.798	423.980.599	421.116.717	508.452.992	504.067.195
47205	FUNDAÇÃO INSTITUTO BRASILEIRO DE GEOGRAFIA E ESTATÍSTICA	2.725.007.040	2.920.615.502	2.908.288.088	4.049.125.400	3.977.080.555
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.935.229.705	22.011.387.547	20.931.674.450	3.637.366.955	3.637.366.955
3	OUTRAS DESPESAS CORRENTES	1.984.231.880	3.287.169.761	3.269.098.762	1.174.950.049	1.104.458.506
4	INVESTIMENTOS	12.128.726	53.841.264	51.201.394	158.486.230	146.887.537
5	INVERSOES FINANCEIRAS	580.252.543	557.431.796	492.055.388	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.733.534.160**		**1.097.423.912**	**146.846.059**				**2.977.804.131**
1001	**214.162.457**							**214.162.457**
1002	**1.264.494.746**							**1.264.494.746**
1050			**1.177.624**					**1.177.624**
1051				**41.478**				**41.478**
1056	**425.175.592**							**425.175.592**
1081			**5.856.970**					**5.856.970**
Total	**3.637.366.955**	**0**	**1.104.458.506**	**146.887.537**	**0**	**0**	**0**	**4.888.712.998**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47101 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		319.020.709	362.359.052	358.414.153	413.224.842	407.565.248
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	307.425.585	338.275.802	335.509.774	391.214.138	386.966.358
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
2224	PLANEJAMENTO E ORÇAMENTO PARA O DESENVOLVIMENTO SUSTENTÁVEL E INCLUSIVO	11.595.124	24.080.000	22.901.129	22.010.704	20.598.890
Funcao						
04	ADMINISTRAÇÃO	319.005.975	362.339.778	358.394.879	413.224.842	407.565.248
09	PREVIDÊNCIA SOCIAL	14.734	16.024	16.024	0	0
28	ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	11.595.124	24.080.000	22.901.129	22.010.704	20.598.890
122	ADMINISTRAÇÃO GERAL	264.241.273	292.930.673	290.228.775	340.498.661	336.250.881
131	COMUNICAÇÃO SOCIAL	0	1.300.000	1.235.870	898.980	898.980
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	14.734	16.024	16.024	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.237.620	8.848.739	8.848.739	8.496.339	8.496.339
846	OUTROS ENCARGOS ESPECIAIS	34.931.958	35.183.616	35.183.616	41.320.158	41.320.158
GND						
1	PESSOAL E ENCARGOS SOCIAIS	268.549.870	273.253.980	273.253.980	323.691.947	323.691.947
3	OUTRAS DESPESAS CORRENTES	46.986.963	80.805.072	77.269.626	82.837.951	77.668.841
4	INVESTIMENTOS	3.483.876	8.300.000	7.890.547	6.694.944	6.204.460

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**323.691.947**		**77.668.841**	**6.204.460**				**407.565.248**
Total	**323.691.947**	**0**	**77.668.841**	**6.204.460**	**0**	**0**	**0**	**407.565.248**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47101 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**386.966.358**
	Atividade								**345.646.200**
0032 **2000**	**Administração da Unidade**	04 122							**52.557.560**
0032 2000 **0001**	Administração da Unidade - **Nacional**								52.557.560
			F	3-ODC	2	90	0	1000	50.318.889
			F	3-ODC	2	91	0	1000	146.246
			F	4-INV	2	90	0	1000	2.092.425
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.212.132**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.212.132
			F	3-ODC	1	90	0	1000	1.212.132
0032 **20TP**	**Ativos Civis da União**	04 122							**282.371.789**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								282.371.789
			F	1-PES	1	90	0	1000	282.371.789
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**7.284.207**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.284.207
			F	3-ODC	1	90	0	1000	7.284.207
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**1.321.532**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.321.532
	Agente público beneficiado (unidade): 30		F	3-ODC	2	90	0	1000	1.321.532
0032 **4641**	**Publicidade de Utilidade Pública**	04 131							**898.980**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								898.980
			F	3-ODC	2	90	0	1000	898.980
	Operação Especial								**41.320.158**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**41.320.158**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								41.320.158
			F	1-PES	0	91	0	1000	41.320.158
2224	**Planejamento e Orçamento para o Desenvolvimento Sustentável e Inclusivo**								**20.598.890**
	Atividade								**20.598.890**
2224 **21FK**	**Aprimoramento de Planejamento Nacional, Orçamento Federal, Avaliação de Políticas Públicas e de Revisão de Gastos e de Articulação**	04 121							**6.689.891**
2224 21FK **0001**	Aprimoramento de Planejamento Nacional, Orçamento Federal, Avaliação de Políticas Públicas e de Revisão de Gastos e de Articulação - **Nacional**								6.689.891
	Atividade desenvolvida (unidade): 222		F	3-ODC	2	90	0	1000	6.679.891
			F	3-ODC	2	91	0	1000	10.000
2224 **8861**	**Sustentação da Tecnologia da Informação do Sistema de Planejamento Nacional e do Orçamento Federal**	04 121							**13.908.999**
2224 8861 **0001**	Sustentação da Tecnologia da Informação do Sistema de Planejamento Nacional e do Orçamento Federal - **Nacional**								13.908.999
	Sistema mantido (unidade): 1		F	3-ODC	2	90	0	1000	9.796.964
			F	4-INV	2	90	0	1000	4.112.035
Total									**407.565.248**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47204 INSTITUTO DE PESQUISA ECONÔMICA APLICADA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		424.137.798	423.980.599	421.116.717	508.452.992	504.067.195
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	413.756.308	404.928.830	403.004.164	486.805.932	484.000.843
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
2224	PLANEJAMENTO E ORÇAMENTO PARA O DESENVOLVIMENTO SUSTENTÁVEL E INCLUSIVO	10.381.490	19.038.769	18.099.553	21.632.939	20.052.231
Funcao						
04	ADMINISTRAÇÃO	191.953.503	190.428.342	187.564.460	234.919.648	230.533.851
09	PREVIDÊNCIA SOCIAL	232.184.296	233.539.257	233.539.257	273.519.223	273.519.223
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	154.665.711	142.257.854	140.456.517	181.075.805	178.270.716
211	RELAÇÕES DIPLOMÁTICAS	0	2.500.000	2.376.671	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	232.184.296	233.539.257	233.539.257	273.519.223	273.519.223
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.572.060	6.016.631	6.016.631	6.504.218	6.504.218
571	DESENVOLVIMENTO CIENTÍFICO	10.381.490	19.038.769	18.099.553	21.632.939	20.052.231
846	OUTROS ENCARGOS ESPECIAIS	21.334.243	20.628.088	20.628.088	25.720.807	25.720.807
GND						
1	PESSOAL E ENCARGOS SOCIAIS	363.525.191	359.894.542	359.894.542	441.704.471	441.704.471
3	OUTRAS DESPESAS CORRENTES	60.508.755	58.762.041	56.160.802	65.631.812	61.324.529
4	INVESTIMENTOS	103.853	5.324.016	5.061.373	1.116.709	1.038.195

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**168.185.248**		**61.317.797**	**1.038.195**				**230.541.240**
1001	**214.162.457**							**214.162.457**
1050			**6.732**					**6.732**
1056	**59.356.766**							**59.356.766**
Total	**441.704.471**	**0**	**61.324.529**	**1.038.195**	**0**	**0**	**0**	**504.067.195**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47204 INSTITUTO DE PESQUISA ECONÔMICA APLICADA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**484.000.843**
	Atividade								**184.774.934**
0032 **2000**	**Administração da Unidade**	04 122							**35.806.275**
0032 2000 **0001**	Administração da Unidade - **Nacional**								35.806.275
			F	3-ODC	2	90	0	1000	34.490.147
			F	3-ODC	2	90	0	1050	6.732
			F	3-ODC	2	91	0	1000	316.201
			F	4-INV	2	90	0	1000	993.195
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**2.129.220**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.129.220
			F	3-ODC	1	90	0	1000	2.129.220
0032 **20TP**	**Ativos Civis da União**	04 122							**142.464.441**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								142.464.441
			F	1-PES	1	90	0	1000	142.464.441
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**4.374.998**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								4.374.998
			F	3-ODC	1	90	0	1000	4.374.998
	Operação Especial								**299.225.909**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**273.519.223**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								273.519.223
			S	1-PES	1	90	0	1001	214.162.457
			S	1-PES	1	90	0	1056	59.356.766
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**25.706.686**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								25.706.686
			F	1-PES	0	91	0	1000	25.706.686
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
2224	**Planejamento e Orçamento para o Desenvolvimento Sustentável e Inclusivo**								**20.052.231**
	Atividade								**12.638.327**
2224 **4727**	**Diagnósticos, Prospecções e Estratégias do Desenvolvimento Brasileiro**	04 571							**12.638.327**
2224 4727 **0001**	Diagnósticos, Prospecções e Estratégias do Desenvolvimento Brasileiro - **Nacional** Estudo realizado (unidade): 250								12.638.327
			F	3-ODC	2	80	0	1000	1.668.129
			F	3-ODC	2	90	0	1000	10.913.357
			F	3-ODC	2	91	0	1000	11.841
			F	4-INV	2	90	0	1000	45.000
	Operação Especial								**7.413.904**
2224 **00M6**	**Concessão de Bolsas para Pesquisa Econômica**	04 571							**7.413.904**
2224 00M6 **0001**	Concessão de Bolsas para Pesquisa Econômica - **Nacional** Bolsa concedida (unidade): 200								7.413.904
			F	3-ODC	2	90	0	1000	7.413.904
Total									**504.067.195**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47205 FUNDAÇÃO INSTITUTO BRASILEIRO DE GEOGRAFIA E ESTATÍSTICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.725.007.040	2.920.615.502	2.908.288.088	4.049.125.400	3.977.080.555
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.578.395.853	2.796.554.640	2.790.104.646	3.172.333.898	3.163.775.455
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	137.772	160.813	160.813	49.080	49.080
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	19.402	21.669	21.669	26.167	26.167
2224	PLANEJAMENTO E ORÇAMENTO PARA O DESENVOLVIMENTO SUSTENTÁVEL E INCLUSIVO	145.602.510	122.961.131	117.083.711	875.579.168	812.170.070
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	851.504	917.249	917.249	1.137.087	1.059.783
Funcao						
04	ADMINISTRAÇÃO	1.394.152.813	1.577.438.057	1.565.110.643	2.418.736.581	2.346.691.736
09	PREVIDÊNCIA SOCIAL	1.330.697.053	1.342.994.963	1.342.994.963	1.630.313.572	1.630.313.572
28	ENCARGOS ESPECIAIS	157.173	182.482	182.482	75.247	75.247
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	145.602.510	122.961.131	117.083.711	875.579.168	812.170.070
122	ADMINISTRAÇÃO GERAL	964.427.537	1.154.473.852	1.148.023.858	1.212.844.057	1.204.285.614
211	RELAÇÕES DIPLOMÁTICAS	0	10.000	10.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.330.697.053	1.342.994.963	1.342.994.963	1.630.313.572	1.630.313.572
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	151.223.104	165.929.422	165.929.422	170.744.631	170.744.631
364	ENSINO SUPERIOR	851.504	917.249	917.249	1.137.087	1.059.783
846	OUTROS ENCARGOS ESPECIAIS	132.205.332	133.328.885	133.328.885	158.506.885	158.506.885
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.303.154.644	2.492.144.150	2.492.144.150	2.871.970.537	2.871.970.537
3	OUTRAS DESPESAS CORRENTES	413.311.399	388.254.104	377.894.464	1.026.480.286	965.465.136
4	INVESTIMENTOS	8.540.997	40.217.248	38.249.474	150.674.577	139.644.882

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.241.656.965**		**958.437.274**	**139.603.404**				**2.339.697.643**
1002	**1.264.494.746**							**1.264.494.746**
1050			**1.170.892**					**1.170.892**
1051				**41.478**				**41.478**
1056	**365.818.826**							**365.818.826**
1081			**5.856.970**					**5.856.970**
Total	**2.871.970.537**	**0**	**965.465.136**	**139.644.882**	**0**	**0**	**0**	**3.977.080.555**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47205 FUNDAÇÃO INSTITUTO BRASILEIRO DE GEOGRAFIA E ESTATÍSTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**3.163.775.455**
	Atividade								**1.375.030.245**
0032 **2000**	**Administração da Unidade**	04 122							**120.913.844**
0032 2000 **0001**	Administração da Unidade - **Nacional**								120.913.844
			F	3-ODC	2	90	0	1000	86.188.947
			F	3-ODC	2	90	0	1050	1.170.892
			F	3-ODC	2	91	0	1000	11.440.390
			F	4-INV	2	90	0	1000	22.072.137
			F	4-INV	2	90	0	1051	41.478
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**24.523.680**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								24.523.680
			F	3-ODC	1	90	0	1000	24.523.680
0032 **20TP**	**Ativos Civis da União**	04 122							**1.083.211.206**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.083.211.206
			F	1-PES	1	90	0	1000	1.083.211.206
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**146.220.951**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								146.220.951
			F	3-ODC	1	90	0	1000	146.220.951
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**160.564**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								160.564
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	0	1000	160.564
	Operação Especial								**1.788.745.210**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.630.313.572**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.630.313.572
			S	1-PES	1	90	0	1002	1.264.494.746
			S	1-PES	1	90	0	1056	365.818.826
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**158.431.638**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								158.431.638
			F	1-PES	0	91	0	1000	158.431.638
0909	**Operações Especiais: Outros Encargos Especiais**								**49.080**
	Operação Especial								**49.080**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**34.959**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								34.959
			S	3-ODC	1	90	0	1000	34.959
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**26.167**
	Operação Especial								**26.167**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**26.167**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								26.167
			F	3-ODC	2	80	0	1000	26.167
2224	**Planejamento e Orçamento para o Desenvolvimento Sustentável e Inclusivo**								**812.170.070**
	Atividade								**812.170.070**
2224 **20U6**	**Pesquisas e Estudos Estatísticos e Geocientíficos**	04 121							**134.720.533**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 47000 MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Unidade: 47205 FUNDAÇÃO INSTITUTO BRASILEIRO DE GEOGRAFIA E ESTATÍSTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2224 20U6 **0001**	Pesquisas e Estudos Estatísticos e Geocientíficos - **Nacional**								134.720.533
	Informação disponibilizada (unidade): 162		F	3-ODC	2	90	0	1000	117.708.052
			F	3-ODC	2	90	0	1081	5.856.970
			F	3-ODC	2	91	0	1000	1.553.267
			F	4-INV	2	90	0	1000	9.602.244
2224 **20U7**	**Censos Demográfico, Agropecuário e Geográfico**	04 121							**677.449.537**
2224 20U7 **0001**	Censos Demográfico, Agropecuário e Geográfico - **Nacional**								677.449.537
	Censo divulgado (unidade): 4		F	3-ODC	2	90	0	1000	566.943.731
			F	3-ODC	2	91	0	1000	2.658.689
			F	4-INV	2	90	0	1000	107.847.117
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**1.059.783**
	Atividade								**1.059.783**
5113 **20U5**	**Ensino de Graduação e Pós-Graduação em Estatísticas e Geociências**	04 364							**1.059.783**
5113 20U5 **0001**	Ensino de Graduação e Pós-Graduação em Estatísticas e Geociências - **Nacional**								1.059.783
	Aluno matriculado (unidade): 390		F	3-ODC	2	90	0	1000	977.877
			F	4-INV	2	90	0	1000	81.906
Total									**3.977.080.555**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		5.482.094.867	6.598.283.963	7.341.400.871	5.970.625.125	6.265.613.402
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.789.852.505	2.951.777.917	2.934.407.601	3.502.452.842	3.475.383.528
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	166.880.408	150.306.149	150.306.149	157.327.224	157.327.224
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	581.157	588.876	2.788.876	600.340	2.750.340
0999	RESERVA DE CONTINGÊNCIA	0	1.214.785.569	1.214.785.569	352.323.848	352.323.848
1191	AGRICULTURA FAMILIAR E AGROECOLOGIA	827.156.336	865.273.646	946.704.396	806.044.591	1.012.033.038
5136	GOVERNANÇA FUNDIÁRIA, REFORMA AGRÁRIA E REGULARIZAÇÃO DE TERRITÓRIOS QUILOMBOLAS E DE POVOS E COMUNIDADES TRADICIONAIS	1.357.316.914	1.147.993.759	1.526.728.741	823.708.676	933.928.540
5636	ABASTECIMENTO E SOBERANIA ALIMENTAR	340.307.547	267.558.047	565.679.539	328.167.604	331.866.884
Funcao						
04	ADMINISTRAÇÃO	0	700.000	700.000	0	0
09	PREVIDÊNCIA SOCIAL	755.876.006	756.909.411	756.909.411	933.462.079	933.462.079
20	AGRICULTURA	388.380.456	306.689.171	603.387.426	316.678.978	309.091.211
21	ORGANIZAÇÃO AGRÁRIA	4.170.376.840	4.168.304.787	4.612.523.440	4.210.232.656	4.510.658.700
28	ENCARGOS ESPECIAIS	167.461.565	150.895.025	153.095.025	157.927.564	160.077.564
99	RESERVA DE CONTINGÊNCIA	0	1.214.785.569	1.214.785.569	352.323.848	352.323.848
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.767.620.228	1.912.888.380	1.895.789.388	2.284.604.991	2.257.755.463
125	NORMATIZAÇÃO E FISCALIZAÇÃO	1.435.446	2.000.000	1.901.337	2.000.000	1.853.476
127	ORDENAMENTO TERRITORIAL	470.467.625	436.052.665	510.048.882	668.567.645	775.054.890
131	COMUNICAÇÃO SOCIAL	2.255.981	5.500.000	5.228.676	3.100.000	2.880.214
211	RELAÇÕES DIPLOMÁTICAS	436.260	700.000	700.000	0	0
244	ASSISTÊNCIA COMUNITÁRIA	468.040.642	468.040.642	468.040.642	468.040.642	468.040.642
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	755.876.006	756.909.411	756.909.411	933.462.079	933.462.079
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	179.825.314	194.192.612	194.192.612	182.500.715	182.500.715
363	ENSINO PROFISSIONAL	18.545.762	48.597.966	48.997.966	29.556.241	49.556.241
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	871.780	400.000	400.000	800.000	800.000
571	DESENVOLVIMENTO CIENTÍFICO	0	70.000	70.000	200.000	200.000
605	ABASTECIMENTO	343.018.193	259.479.709	556.276.627	309.270.601	301.829.358
606	EXTENSÃO RURAL	230.128.231	307.962.428	296.033.251	180.189.226	305.539.520
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	132.617.377	68.642.614	95.371.337	145.597.003	173.095.045
631	REFORMA AGRÁRIA	856.832.607	686.349.428	1.058.905.428	151.899.513	200.205.814
693	COMÉRCIO EXTERIOR	2.823.133	3.300.000	3.137.206	2.000.000	1.853.476
846	OUTROS ENCARGOS ESPECIAIS	251.300.281	232.412.539	234.612.539	256.512.621	258.662.621
999	RESERVA DE CONTINGÊNCIA	0	1.214.785.569	1.214.785.569	352.323.848	352.323.848
UO						
49101	MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA	996.913.401	1.514.927.860	1.593.697.063	1.427.272.266	1.650.527.550
49201	INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA - INCRA	2.228.830.125	2.694.167.364	2.727.953.386	2.733.607.605	2.823.251.364
49202	COMPANHIA NACIONAL DE ABASTECIMENTO - CONAB	1.671.207.576	1.637.838.429	1.918.400.112	1.809.745.254	1.791.834.488
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.312.219.042	2.344.708.173	2.344.708.173	2.679.714.287	2.679.714.287
3	OUTRAS DESPESAS CORRENTES	1.850.229.574	1.881.155.681	2.221.998.686	2.188.380.726	2.429.001.644
4	INVESTIMENTOS	340.262.340	148.165.480	198.239.383	146.125.274	194.124.642
5	INVERSOES FINANCEIRAS	979.383.912	1.009.469.060	1.361.669.060	604.080.990	610.448.981
9	RESERVA DE CONTINGENCIA	0	1.214.785.569	1.214.785.569	352.323.848	352.323.848

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**1.260.852.368**		**1.599.888.023**	**155.078.038**	**377.296.117**			**3.393.114.546**
1026							**334.371.072**	**334.371.072**
1050			**48.644.299**					**48.644.299**
1051				**39.046.604**	**48.843.883**			**87.890.487**
1052	**1.228.928.986**		**563.724.062**		**169.513.587**			**1.962.166.635**
1056	**189.932.933**							**189.932.933**
1057					**14.795.394**			**14.795.394**
1060			**164.524.876**				**17.952.776**	**182.477.652**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1062			36.978.589					36.978.589
1448			15.241.795					15.241.795
Total	2.679.714.287	0	2.429.001.644	194.124.642	610.448.981	0	352.323.848	6.265.613.402

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49101 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		996.913.401	1.514.927.860	1.593.697.063	1.427.272.266	1.650.527.550
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	98.834.847	196.149.721	186.294.111	220.446.174	208.284.413
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	2.213.000	27.121	2.177.121
0999	RESERVA DE CONTINGÊNCIA	0	413.050.693	413.050.693	334.371.072	334.371.072
1191	AGRICULTURA FAMILIAR E AGROECOLOGIA	827.156.336	865.273.646	946.704.396	806.044.591	1.012.033.038
5136	GOVERNANÇA FUNDIÁRIA, REFORMA AGRÁRIA E REGULARIZAÇÃO DE TERRITÓRIOS QUILOMBOLAS E DE POVOS E COMUNIDADES TRADICIONAIS	41.501.712	5.840.800	6.589.760	7.383.308	27.959.413
5636	ABASTECIMENTO E SOBERANIA ALIMENTAR	29.420.507	34.600.000	38.845.103	59.000.000	65.702.493
Funcao						
04	ADMINISTRAÇÃO	0	700.000	700.000	0	0
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	14.121	14.121
20	AGRICULTURA	77.926.816	90.209.462	87.989.527	50.408.377	47.111.584
21	ORGANIZAÇÃO AGRÁRIA	918.986.585	1.010.854.705	1.089.643.843	1.042.451.575	1.266.853.652
28	ENCARGOS ESPECIAIS	0	13.000	2.213.000	27.121	2.177.121
99	RESERVA DE CONTINGÊNCIA	0	413.050.693	413.050.693	334.371.072	334.371.072
Subfuncao						
122	ADMINISTRAÇÃO GERAL	91.990.627	187.888.375	178.180.760	211.823.676	199.881.701
127	ORDENAMENTO TERRITORIAL	41.181.271	29.297.100	99.263.295	36.498.031	122.047.818
131	COMUNICAÇÃO SOCIAL	2.203.252	3.000.000	2.852.005	3.000.000	2.780.214
211	RELAÇÕES DIPLOMÁTICAS	436.260	700.000	700.000	0	0
244	ASSISTÊNCIA COMUNITÁRIA	468.040.642	468.040.642	468.040.642	468.040.642	468.040.642
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.384.708	2.571.606	2.571.606	3.311.411	3.311.411
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	320.441	0	0	0	0
571	DESENVOLVIMENTO CIENTÍFICO	0	70.000	70.000	200.000	200.000
605	ABASTECIMENTO	34.000.000	45.000.000	42.780.065	45.000.000	41.703.207
606	EXTENSÃO RURAL	219.529.091	307.912.428	294.983.251	178.189.226	303.139.520
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	132.183.976	52.164.276	83.934.800	142.700.000	168.910.281
693	COMÉRCIO EXTERIOR	2.823.133	3.300.000	3.137.206	2.000.000	1.853.476
846	OUTROS ENCARGOS ESPECIAIS	1.820.000	1.832.740	4.032.740	2.124.087	4.274.087
999	RESERVA DE CONTINGÊNCIA	0	413.050.693	413.050.693	334.371.072	334.371.072
GND						
1	PESSOAL E ENCARGOS SOCIAIS	41.542.108	42.750.856	42.750.856	50.958.412	50.958.412
3	OUTRAS DESPESAS CORRENTES	829.981.421	981.143.521	1.006.713.153	977.823.311	1.158.384.470
4	INVESTIMENTOS	125.389.872	77.982.790	128.982.361	64.119.471	104.663.596
5	INVERSOES FINANCEIRAS	0	0	2.200.000	0	2.150.000
9	RESERVA DE CONTINGENCIA	0	413.050.693	413.050.693	334.371.072	334.371.072

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**50.944.291**		**1.143.142.675**	**104.663.596**	**2.150.000**			**1.300.900.562**
1026							**334.371.072**	**334.371.072**
1056	**14.121**							**14.121**
1448			**15.241.795**					**15.241.795**
Total	**50.958.412**	**0**	**1.158.384.470**	**104.663.596**	**2.150.000**	**0**	**334.371.072**	**1.650.527.550**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49101 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**208.284.413**
	Atividade								**206.173.326**
0032 **2000**	**Administração da Unidade**	21 122							**43.000.639**
0032 2000 **0001**	Administração da Unidade - **Nacional**								43.000.639
			F	3-ODC	2	90	0	1000	41.147.163
			F	4-INV	2	90	0	1000	1.853.476
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**651.175**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								651.175
			F	3-ODC	1	90	0	1000	651.175
0032 **20TP**	**Ativos Civis da União**	21 122							**48.820.204**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								48.820.204
			F	1-PES	1	90	0	1000	48.820.204
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**2.660.236**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.660.236
			F	3-ODC	1	90	0	1000	2.660.236
0032 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	21 571							**200.000**
0032 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional** Projeto apoiado (unidade): 1								200.000
			F	3-ODC	2	50	0	1000	200.000
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	21 122							**1.390.108**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 48								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
0032 **21HB**	**Gerenciamento das Políticas de Desenvolvimento Agrário**	21 122							**106.670.750**
0032 21HB **0001**	Gerenciamento das Políticas de Desenvolvimento Agrário - **Nacional** Unidade apoiada (unidade): 1								106.670.750
			F	3-ODC	2	90	0	1000	104.817.274
			F	4-INV	2	90	0	1000	1.853.476
0032 **4641**	**Publicidade de Utilidade Pública**	21 131							**2.780.214**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								2.780.214
			F	3-ODC	2	90	0	1000	2.780.214
	Operação Especial								**2.111.087**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								14.121
			S	1-PES	1	90	0	1056	14.121
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	20 846							**2.096.966**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								2.096.966
			F	1-PES	0	91	0	1000	2.096.966
0909	**Operações Especiais: Outros Encargos Especiais**								**2.177.121**
	Operação Especial								**2.177.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00U2**	**Participação da União no Capital da CEAGESP - Companhia de Entrepostos e Armazéns Gerais de São Paulo**	28 846							**2.150.000**
0909 00U2 **0035**	Participação da União no Capital da CEAGESP - Companhia de Entrepostos e Armazéns Gerais de São Paulo - **No Estado de São Paulo** - (--): 1								2.150.000
			F	5-IFI	6	90	0	1000	2.150.000
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49101 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0999	**Reserva de Contingência**								**334.371.072**
	Operação Especial								**334.371.072**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**334.371.072**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								334.371.072
			F	9-RES	0	99	0	1026	334.371.072
1191	**Agricultura Familiar e Agroecologia**								**1.012.033.038**
	Atividade								**502.289.189**
1191 **210V**	**Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia**	21 608							**103.207.788**
1191 210V **0001**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **Nacional**								82.627.788
	Iniciativa apoiada (unidade): 53		F	3-ODC	2	90	0	1000	50.692.564
			F	3-ODC	6	50	0	1000	950.000
			F	3-ODC	6	99	0	1000	1.800.000
			F	4-INV	2	90	0	1000	25.935.224
			F	4-INV	6	50	0	1000	200.000
			F	4-INV	6	99	0	1000	3.050.000
1191 210V **0015**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado do Pará**								2.000.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	50	0	1000	2.000.000
1191 210V **0024**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado do Rio Grande do Norte**								1.750.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	750.000
			F	4-INV	6	99	0	1000	1.000.000
1191 210V **0028**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado de Sergipe**								1.000.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	1.000.000
1191 210V **0029**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado da Bahia**								1.000.000
	Iniciativa apoiada (unidade): 2		F	4-INV	6	99	0	1000	1.000.000
1191 210V **0031**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado de Minas Gerais**								3.130.000
	Iniciativa apoiada (unidade): 31		F	3-ODC	6	50	0	1000	1.300.000
			F	3-ODC	6	99	0	1000	600.000
			F	4-INV	6	40	0	1000	630.000
			F	4-INV	6	99	0	1000	600.000
1191 210V **0032**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado do Espírito Santo**								5.000.000
	Iniciativa apoiada (unidade): 88		F	3-ODC	6	50	0	1000	1.000.000
			F	4-INV	6	50	0	1000	1.000.000
			F	4-INV	6	99	0	1000	3.000.000
1191 210V **0033**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado do Rio de Janeiro**								1.000.000
	Iniciativa apoiada (unidade): 2		F	3-ODC	6	99	0	1000	1.000.000
1191 210V **0035**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado de São Paulo**								300.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	50	0	1000	300.000
1191 210V **0041**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado do Paraná**								1.200.000
	Iniciativa apoiada (unidade): 12		F	3-ODC	6	99	0	1000	1.200.000
1191 210V **0043**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado do Rio Grande do Sul**								1.500.000
	Iniciativa apoiada (unidade): 8		F	3-ODC	6	50	0	1000	1.500.000
1191 210V **0054**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Estado de Mato Grosso do Sul**								2.200.000
	Iniciativa apoiada (unidade): 11		F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	2.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49101 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1191 210V **2121**	Estruturação Produtiva, Promoção e Fortalecimento da Agricultura Familiar e da Agroecologia - **No Município de Itapitanga - BA** Iniciativa apoiada (unidade): 5								500.000
			F	3-ODC	6	50	0	1000	500.000
1191 **210W**	**Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais**	21 606							**47.031.564**
1191 210W **0001**	Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais - **Nacional** Mulher atendida (unidade): 31.908								44.621.564
			F	3-ODC	2	90	0	1000	32.057.083
			F	4-INV	2	90	0	1000	12.564.481
1191 210W **0021**	Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais - **No Estado do Maranhão** Mulher atendida (unidade): 131								200.000
			F	3-ODC	6	50	0	1000	200.000
1191 210W **0023**	Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais - **No Estado do Ceará** Mulher atendida (unidade): 727								1.110.000
			F	3-ODC	6	50	0	1000	1.110.000
1191 210W **0032**	Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais - **No Estado do Espírito Santo** Mulher atendida (unidade): 262								400.000
			F	3-ODC	6	99	0	1000	400.000
1191 210W **0033**	Apoio à Organização Econômica e Promoção da Cidadania e o Bem Viver de Mulheres Rurais - **No Estado do Rio de Janeiro** Mulher atendida (unidade): 459								700.000
			F	3-ODC	6	99	0	1000	700.000
1191 **210X**	**Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural**	21 127							**94.088.405**
1191 210X **0001**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **Nacional** Território apoiado (unidade): 160								68.832.405
			F	3-ODC	2	90	0	1000	49.685.014
			F	3-ODC	2	90	0	1448	15.241.795
			F	3-ODC	6	99	0	1000	500.000
			F	4-INV	2	90	0	1000	3.405.596
1191 210X **0015**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado do Pará** Território apoiado (unidade): 8								4.000.000
			F	4-INV	6	50	0	1000	4.000.000
1191 210X **0022**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado do Piauí** Território apoiado (unidade): 1								500.000
			F	4-INV	6	99	0	1000	500.000
1191 210X **0023**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado do Ceará** Território apoiado (unidade): 4								400.000
			F	3-ODC	6	50	0	1000	400.000
1191 210X **0025**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado da Paraíba** Território apoiado (unidade): 40								3.700.000
			F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	6	99	0	1000	2.700.000
1191 210X **0027**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado de Alagoas** Território apoiado (unidade): 5								500.000
			F	4-INV	6	99	0	1000	500.000
1191 210X **0028**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado de Sergipe** Território apoiado (unidade): 5								500.000
			F	3-ODC	6	99	0	1000	500.000
1191 210X **0031**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado de Minas Gerais** Território apoiado (unidade): 6								600.000
			F	4-INV	6	99	0	1000	600.000
1191 210X **0032**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado do Espírito Santo** Território apoiado (unidade): 20								2.000.000
			F	4-INV	6	99	0	1000	2.000.000
1191 210X **0035**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado de São Paulo** Território apoiado (unidade): 19								1.930.000
			F	3-ODC	6	99	0	1000	200.000
			F	4-INV	6	99	0	1000	1.730.000
1191 210X **0041**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado do Paraná** Território apoiado (unidade): 20								3.550.000
			F	3-ODC	6	99	0	1000	1.250.000
			F	4-INV	6	99	0	1000	2.300.000
1191 210X **0042**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado de Santa Catarina** Território apoiado (unidade): 53								5.976.000
			F	3-ODC	6	99	0	1000	3.875.000
			F	4-INV	6	99	0	1000	2.101.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49101 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1191 210X **0043**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Estado do Rio Grande do Sul**								1.000.000
	Território apoiado (unidade): 1		F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	99	0	1000	500.000
1191 210X **1982**	Apoio ao Desenvolvimento Territorial Sustentável à Inclusão Produtiva e à Infraestrutura Rural - **No Município de Brumado - BA**								600.000
	Território apoiado (unidade): 6		F	3-ODC	6	50	0	1000	600.000
1191 **21B6**	**Assistência Técnica e Extensão Rural**	21 606							**245.785.630**
1191 21B6 **0001**	Assistência Técnica e Extensão Rural - **Nacional**								240.585.630
	Produtor assistido (unidade): 20.000		F	3-ODC	2	90	0	1000	222.861.060
			F	4-INV	2	90	0	1000	17.724.570
1191 21B6 **0021**	Assistência Técnica e Extensão Rural - **No Estado do Maranhão**								800.000
	Produtor assistido (unidade): 133		F	3-ODC	6	90	0	1000	800.000
1191 21B6 **0024**	Assistência Técnica e Extensão Rural - **No Estado do Rio Grande do Norte**								200.000
	Produtor assistido (unidade): 34		F	3-ODC	6	99	0	1000	200.000
1191 21B6 **0026**	Assistência Técnica e Extensão Rural - **No Estado de Pernambuco**								500.000
	Produtor assistido (unidade): 84		F	3-ODC	6	50	0	1000	500.000
1191 21B6 **0033**	Assistência Técnica e Extensão Rural - **No Estado do Rio de Janeiro**								300.000
	Produtor assistido (unidade): 50		F	3-ODC	6	50	0	1000	300.000
1191 21B6 **0041**	Assistência Técnica e Extensão Rural - **No Estado do Paraná**								1.000.000
	Produtor assistido (unidade): 166		F	3-ODC	6	99	0	1000	1.000.000
1191 21B6 **0042**	Assistência Técnica e Extensão Rural - **No Estado de Santa Catarina**								400.000
	Produtor assistido (unidade): 67		F	3-ODC	6	99	0	1000	400.000
1191 21B6 **0053**	Assistência Técnica e Extensão Rural - **No Distrito Federal**								2.000.000
	Produtor assistido (unidade): 330		F	4-INV	6	99	0	1000	2.000.000
1191 **21GB**	**Apoio e Fortalecimento ao Etnodesenvolvimento e Acesso à Terra e ao Território dos Povos e Comunidades Tradicionais e Quilombolas**	21 606							**10.322.326**
1191 21GB **0001**	Apoio e Fortalecimento ao Etnodesenvolvimento e Acesso à Terra e ao Território dos Povos e Comunidades Tradicionais e Quilombolas - **Nacional**								9.172.326
	Família beneficiada (unidade): 3.750		F	3-ODC	2	90	0	1000	8.572.326
			F	4-INV	2	90	0	1000	600.000
1191 21GB **0029**	Apoio e Fortalecimento ao Etnodesenvolvimento e Acesso à Terra e ao Território dos Povos e Comunidades Tradicionais e Quilombolas - **No Estado da Bahia**								800.000
	Família beneficiada (unidade): 304		F	3-ODC	6	50	0	1000	800.000
1191 21GB **3132**	Apoio e Fortalecimento ao Etnodesenvolvimento e Acesso à Terra e ao Território dos Povos e Comunidades Tradicionais e Quilombolas - **No Município de Sete Lagoas - MG**								350.000
	Família beneficiada (unidade): 133		F	3-ODC	6	50	0	1000	350.000
1191 **21GC**	**Fortalecimento da Agricultura Familiar Brasileira no Cenário Internacional**	21 693							**1.853.476**
1191 21GC **0001**	Fortalecimento da Agricultura Familiar Brasileira no Cenário Internacional - **Nacional**								1.853.476
	Cooperação internacional realizada (unidade): 5		F	3-ODC	2	90	0	1000	1.853.476
	Operação Especial								**509.743.849**
1191 **00GW**	**Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos da Agricultura Familiar (Lei nº 8.427, de 1992)**	20 605							**41.703.207**
1191 00GW **0001**	Subvenção Econômica para Garantia e Sustentação de Preços na Comercialização de Produtos da Agricultura Familiar (Lei nº 8.427, de 1992) - **Nacional**								41.703.207
			F	3-ODC	2	90	0	1000	41.703.207
1191 **0359**	**Contribuição ao Fundo Garantia-Safra (Lei nº 10.420, de 2002)**	21 244							**468.040.642**
1191 0359 **0001**	Contribuição ao Fundo Garantia-Safra (Lei nº 10.420, de 2002) - **Nacional**								468.040.642
	Agricultor beneficiado (unidade): 975.000		F	3-ODC	1	90	0	1000	468.040.642
5136	**Governança Fundiária, Reforma Agrária e Regularização de Territórios Quilombolas e de Povos e Comunidades Tradicionais**								**27.959.413**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49101 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**27.959.413**
5136 **21G7**	**Governança e Regularização Fundiária Nacional**	21 127							**27.959.413**
5136 21G7 **0001**	Governança e Regularização Fundiária Nacional - **Nacional**								27.959.413
	Área destinada (ha): 2.500.000		F	3-ODC	2	90	0	1000	25.842.393
			F	4-INV	2	90	0	1000	2.117.020
5636	**Abastecimento e Soberania Alimentar**								**65.702.493**
	Atividade								**65.702.493**
5636 **21IP**	**Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais**	21 608							**65.702.493**
5636 21IP **0001**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **Nacional**								57.442.493
	Agricultor assistido (unidade): 4.120		F	3-ODC	2	90	0	1000	48.653.740
			F	3-ODC	6	99	0	1000	2.750.000
			F	4-INV	2	90	0	1000	5.788.753
			F	4-INV	6	99	0	1000	250.000
5636 21IP **0020**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **Na Região Nordeste**								2.500.000
	Agricultor assistido (unidade): 169		F	3-ODC	6	50	0	1000	2.500.000
5636 21IP **0024**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado do Rio Grande do Norte**								350.000
	Agricultor assistido (unidade): 24		F	3-ODC	6	99	0	1000	350.000
5636 21IP **0025**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado da Paraíba**								1.400.000
	Agricultor assistido (unidade): 94		F	3-ODC	6	90	0	1000	1.400.000
5636 21IP **0026**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado de Pernambuco**								200.000
	Agricultor assistido (unidade): 14		F	3-ODC	6	99	0	1000	50.000
			F	4-INV	6	99	0	1000	150.000
5636 21IP **0028**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado de Sergipe**								300.000
	Agricultor assistido (unidade): 20		F	3-ODC	6	99	0	1000	300.000
5636 21IP **0031**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado de Minas Gerais**								360.000
	Agricultor assistido (unidade): 24		F	4-INV	6	99	0	1000	360.000
5636 21IP **0035**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado de São Paulo**								2.450.000
	Agricultor assistido (unidade): 166		F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	90	0	1000	1.550.000
			F	4-INV	6	99	0	1000	400.000
5636 21IP **0041**	Promoção e Fortalecimento da Comercialização, do Abastecimento, do Acesso aos Mercados e do Cooperativismo, Associativismo e Agroindústria para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado do Paraná**								700.000
	Agricultor assistido (unidade): 47		F	4-INV	6	99	0	1000	700.000
Total									**1.650.527.550**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49201 INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA - INCRA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.228.830.125	2.694.167.364	2.727.953.386	2.733.607.605	2.823.251.364
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.497.640.550	1.501.122.893	1.506.922.893	1.916.778.669	1.916.778.669
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	518.137	506.946	506.946	503.568	503.568
0999	RESERVA DE CONTINGÊNCIA	0	615.390.435	615.390.435	0	0
5136	GOVERNANÇA FUNDIÁRIA, REFORMA AGRÁRIA E REGULARIZAÇÃO DE TERRITÓRIOS QUILOMBOLAS E DE POVOS E COMUNIDADES TRADICIONAIS	730.671.438	577.147.090	605.133.112	816.325.368	905.969.127
Funcao						
09	PREVIDÊNCIA SOCIAL	755.876.006	756.809.411	756.809.411	933.447.958	933.447.958
21	ORGANIZAÇÃO AGRÁRIA	1.472.435.982	1.321.460.572	1.355.246.594	1.799.656.079	1.889.299.838
28	ENCARGOS ESPECIAIS	518.137	506.946	506.946	503.568	503.568
99	RESERVA DE CONTINGÊNCIA	0	615.390.435	615.390.435	0	0
Subfuncao						
122	ADMINISTRAÇÃO GERAL	605.845.147	607.238.454	613.038.454	828.809.577	828.809.577
127	ORDENAMENTO TERRITORIAL	429.286.354	406.755.565	410.785.587	632.069.614	653.007.072
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	755.876.006	756.809.411	756.809.411	933.447.958	933.447.958
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	53.900.681	57.377.254	57.377.254	58.033.043	58.033.043
363	ENSINO PROFISSIONAL	18.545.762	48.597.966	48.997.966	29.556.241	49.556.241
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	551.339	400.000	400.000	800.000	800.000
606	EXTENSÃO RURAL	10.599.140	50.000	1.050.000	2.000.000	2.400.000
631	REFORMA AGRÁRIA	271.688.843	121.343.559	143.899.559	151.899.513	200.205.814
846	OUTROS ENCARGOS ESPECIAIS	82.536.853	80.204.720	80.204.720	96.991.659	96.991.659
999	RESERVA DE CONTINGÊNCIA	0	615.390.435	615.390.435	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.227.163.492	1.238.910.905	1.238.910.905	1.514.085.115	1.514.085.115
3	OUTRAS DESPESAS CORRENTES	423.925.642	379.320.143	394.230.165	584.167.167	660.725.915
4	INVESTIMENTOS	183.500.843	16.082.690	34.958.690	31.274.333	40.141.353
5	INVERSOES FINANCEIRAS	394.240.148	444.463.191	444.463.191	604.080.990	608.298.981
9	RESERVA DE CONTINGENCIA	0	615.390.435	615.390.435	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**95.237.317**		**94.960.539**	**8.867.020**	**375.146.117**			**574.210.993**
1050			**2.041.314**					**2.041.314**
1051				**31.274.333**	**48.843.883**			**80.118.216**
1052	**1.228.928.986**		**563.724.062**		**169.513.587**			**1.962.166.635**
1056	**189.918.812**							**189.918.812**
1057					**14.795.394**			**14.795.394**
Total	**1.514.085.115**	**0**	**660.725.915**	**40.141.353**	**608.298.981**	**0**	**0**	**2.823.251.364**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49201 INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA - INCRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.916.778.669**
	Atividade								**886.842.620**
0032 **2000**	**Administração da Unidade**	21 122							**343.901.665**
0032 2000 **0001**	Administração da Unidade - **Nacional**								343.901.665
			F	3-ODC	2	90	0	1050	2.041.314
			F	3-ODC	2	90	0	1052	319.307.186
			F	4-INV	2	90	0	1051	22.553.165
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	21 331							**20.717.868**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								20.717.868
			F	3-ODC	1	90	0	1052	20.717.868
0032 **20TP**	**Ativos Civis da União**	21 122							**484.134.945**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								484.134.945
			F	1-PES	1	90	0	1052	484.134.945
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	21 331							**37.315.175**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								37.315.175
			F	3-ODC	1	90	0	1052	37.315.175
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	21 122							**772.967**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								772.967
	Agente público beneficiado (unidade): 200		F	3-ODC	2	90	0	1052	772.967
	Operação Especial								**1.029.936.049**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**933.447.958**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								933.447.958
			S	1-PES	1	90	0	1052	743.529.146
			S	1-PES	1	90	0	1056	189.918.812
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	21 846							**96.488.091**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								96.488.091
			F	1-PES	0	91	0	1000	95.237.317
			F	1-PES	0	91	0	1052	1.250.774
0909	**Operações Especiais: Outros Encargos Especiais**								**503.568**
	Operação Especial								**503.568**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1052	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**489.447**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								489.447
			S	3-ODC	1	90	0	1000	489.447
5136	**Governança Fundiária, Reforma Agrária e Regularização de Territórios Quilombolas e de Povos e Comunidades Tradicionais**								**905.969.127**
	Atividade								**905.969.127**
5136 **210R**	**Monitoramento de Conflitos Agrários e Pacificação no Campo**	21 422							**800.000**
5136 210R **0001**	Monitoramento de Conflitos Agrários e Pacificação no Campo - **Nacional**								800.000
	Demanda monitorada (unidade): 206		F	3-ODC	2	90	0	1052	800.000
5136 **210T**	**Promoção da Educação e Cultura do Campo**	21 363							**49.556.241**
5136 210T **0001**	Promoção da Educação e Cultura do Campo - **Nacional**								49.556.241
	Pessoa capacitada (unidade): 100		F	3-ODC	2	90	0	1000	20.000.000
			F	3-ODC	2	90	0	1052	29.556.241
5136 **210Z**	**Identificação, Reconhecimento e Titulação de Territórios Quilombolas**	21 631							**114.037.749**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49201 INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA - INCRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5136 210Z **0001**	Identificação, Reconhecimento e Titulação de Territórios Quilombolas - **Nacional**								109.507.749
	Área reconhecida (ha): 5.831		F	3-ODC	2	90	0	1052	15.786.553
			F	4-INV	2	90	0	1000	117.020
			F	5-IFI	2	90	0	1000	17.000.000
			F	5-IFI	2	90	0	1052	76.604.176
5136 210Z **0025**	Identificação, Reconhecimento e Titulação de Territórios Quilombolas - **No Estado da Paraíba**								2.200.000
	Área reconhecida (ha): 25		F	4-INV	6	90	0	1000	2.200.000
5136 210Z **0041**	Identificação, Reconhecimento e Titulação de Territórios Quilombolas - **No Estado do Paraná**								2.330.000
	Área reconhecida (ha): 40		F	3-ODC	6	99	0	1000	2.330.000
5136 **211A**	**Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária**	21 631							**86.168.065**
5136 211A **0001**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **Nacional**								80.568.065
	Família atendida (unidade): 16.312		F	3-ODC	2	90	0	1000	31.899.751
			F	3-ODC	2	90	0	1052	38.088.139
			F	3-ODC	6	90	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	2	90	0	1051	8.580.175
5136 211A **0024**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **No Estado do Rio Grande do Norte**								1.250.000
	Família atendida (unidade): 332		F	3-ODC	6	99	0	1000	250.000
			F	4-INV	6	99	0	1000	1.000.000
5136 211A **0025**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **No Estado da Paraíba**								300.000
	Família atendida (unidade): 80		F	4-INV	6	99	0	1000	300.000
5136 211A **0027**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **No Estado de Alagoas**								2.000.000
	Família atendida (unidade): 532		F	3-ODC	6	99	0	1000	400.000
			F	4-INV	6	99	0	1000	1.600.000
5136 211A **0031**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **No Estado de Minas Gerais**								1.100.000
	Família atendida (unidade): 292		F	3-ODC	6	90	0	1000	400.000
			F	3-ODC	6	99	0	1000	300.000
			F	4-INV	6	90	0	1000	400.000
5136 211A **0033**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **No Estado do Rio de Janeiro**								650.000
	Família atendida (unidade): 173		F	4-INV	6	90	0	1000	650.000
5136 211A **0053**	Desenvolvimento e Gestão Ambiental para o Público da Reforma Agrária - **No Distrito Federal**								300.000
	Família atendida (unidade): 80		F	3-ODC	6	90	0	1000	300.000
5136 **21B6**	**Assistência Técnica e Extensão Rural**	21 606							**2.400.000**
5136 21B6 **0001**	Assistência Técnica e Extensão Rural - **Nacional**								2.000.000
	Produtor assistido (unidade): 20		F	3-ODC	2	90	0	1052	2.000.000
5136 21B6 **0026**	Assistência Técnica e Extensão Rural - **No Estado de Pernambuco**								300.000
	Produtor assistido (unidade): 50		F	3-ODC	6	50	0	1000	300.000
5136 21B6 **0035**	Assistência Técnica e Extensão Rural - **No Estado de São Paulo**								100.000
	Produtor assistido (unidade): 17		F	3-ODC	6	99	0	1000	100.000
5136 **21GD**	**Reforma Agrária e Governança Fundiária**	21 127							**653.007.072**
5136 21GD **0001**	Reforma Agrária e Governança Fundiária - **Nacional**								619.833.049
	Família atendida (unidade): 29.760		F	3-ODC	2	90	0	1000	4.817.318
			F	3-ODC	2	90	0	1052	99.379.933
			F	3-ODC	6	99	0	1000	800.000
			F	4-INV	2	90	0	1051	140.993
			F	5-IFI	2	90	0	1000	358.146.117
			F	5-IFI	2	90	0	1051	48.843.883
			F	5-IFI	2	90	0	1052	92.909.411
			F	5-IFI	2	90	0	1057	14.795.394

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49201 INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA - INCRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5136 21GD **0011**	Reforma Agrária e Governança Fundiária - **No Estado de Rondônia**								24.500.000
	Família atendida (unidade): 1.241		F	3-ODC	7	90	0	1000	22.400.000
			F	4-INV	7	90	0	1000	2.100.000
5136 21GD **0012**	Reforma Agrária e Governança Fundiária - **No Estado do Acre**								1.000.000
	Família atendida (unidade): 50		F	3-ODC	6	90	0	1000	1.000.000
5136 21GD **0014**	Reforma Agrária e Governança Fundiária - **No Estado de Roraima**								1.000.000
	Família atendida (unidade): 50		F	3-ODC	6	99	0	1000	1.000.000
5136 21GD **0015**	Reforma Agrária e Governança Fundiária - **No Estado do Pará**								4.000.000
	Família atendida (unidade): 1		F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	90	0	1000	3.000.000
5136 21GD **0016**	Reforma Agrária e Governança Fundiária - **No Estado do Amapá**								530.000
	Família atendida (unidade): 27		F	3-ODC	6	90	0	1000	530.000
5136 21GD **0023**	Reforma Agrária e Governança Fundiária - **No Estado do Ceará**								500.000
	Família atendida (unidade): 25		F	3-ODC	6	90	0	1000	500.000
5136 21GD **0024**	Reforma Agrária e Governança Fundiária - **No Estado do Rio Grande do Norte**								194.022
	Família atendida (unidade): 10		F	3-ODC	6	90	0	1000	194.022
5136 21GD **0031**	Reforma Agrária e Governança Fundiária - **No Estado de Minas Gerais**								1
	Família atendida (unidade): 0		F	3-ODC	6	99	0	1000	1
5136 21GD **0035**	Reforma Agrária e Governança Fundiária - **No Estado de São Paulo**								500.000
	Família atendida (unidade): 25		F	4-INV	6	99	0	1000	500.000
5136 21GD **0041**	Reforma Agrária e Governança Fundiária - **No Estado do Paraná**								350.000
	Família atendida (unidade): 18		F	3-ODC	6	99	0	1000	350.000
5136 21GD **0052**	Reforma Agrária e Governança Fundiária - **No Estado de Goiás**								600.000
	Família atendida (unidade): 30		F	3-ODC	6	99	0	1000	600.000
Total									**2.823.251.364**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49202 COMPANHIA NACIONAL DE ABASTECIMENTO - CONAB

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.671.207.576	1.637.838.429	1.918.400.112	1.809.745.254	1.791.834.488
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.193.377.108	1.254.505.303	1.241.190.597	1.365.227.999	1.350.320.446
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	166.880.408	150.306.149	150.306.149	157.327.224	157.327.224
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	63.020	68.930	68.930	69.651	69.651
0999	RESERVA DE CONTINGÊNCIA	0	0	0	17.952.776	17.952.776
5636	ABASTECIMENTO E SOBERANIA ALIMENTAR	310.887.041	232.958.047	526.834.436	269.167.604	266.164.391
Funcao						
20	AGRICULTURA	310.453.640	216.479.709	515.397.899	266.270.601	261.979.627
21	ORGANIZAÇÃO AGRÁRIA	1.193.810.508	1.270.983.641	1.252.627.134	1.368.125.002	1.354.505.210
28	ENCARGOS ESPECIAIS	166.943.428	150.375.079	150.375.079	157.396.875	157.396.875
99	RESERVA DE CONTINGÊNCIA	0	0	0	17.952.776	17.952.776
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.069.784.453	1.117.761.551	1.104.570.174	1.243.971.738	1.229.064.185
125	NORMATIZAÇÃO E FISCALIZAÇÃO	1.435.446	2.000.000	1.901.337	2.000.000	1.853.476
131	COMUNICAÇÃO SOCIAL	52.729	2.500.000	2.376.671	100.000	100.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	123.539.925	134.243.752	134.243.752	121.156.261	121.156.261
605	ABASTECIMENTO	309.018.193	214.479.709	513.496.562	264.270.601	260.126.151
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	433.401	16.478.338	11.436.537	2.897.003	4.184.764
846	OUTROS ENCARGOS ESPECIAIS	166.943.428	150.375.079	150.375.079	157.396.875	157.396.875
999	RESERVA DE CONTINGÊNCIA	0	0	0	17.952.776	17.952.776
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.043.513.442	1.063.046.412	1.063.046.412	1.114.670.760	1.114.670.760
3	OUTRAS DESPESAS CORRENTES	596.322.510	520.692.017	821.055.368	626.390.248	609.891.259
4	INVESTIMENTOS	31.371.624	54.100.000	34.298.332	50.731.470	49.319.693
9	RESERVA DE CONTINGÊNCIA	0	0	0	17.952.776	17.952.776

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.114.670.760**		**361.784.809**	**41.547.422**				**1.518.002.991**
1050			**46.602.985**					**46.602.985**
1051				**7.772.271**				**7.772.271**
1060			**164.524.876**				**17.952.776**	**182.477.652**
1062			**36.978.589**					**36.978.589**
Total	**1.114.670.760**	**0**	**609.891.259**	**49.319.693**	**0**	**0**	**17.952.776**	**1.791.834.488**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49202 COMPANHIA NACIONAL DE ABASTECIMENTO - CONAB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.350.320.446**
	Atividade								**1.350.320.446**
0032 **2000**	**Administração da Unidade**	21 122							**265.443.202**
0032 2000 **0001**	Administração da Unidade - **Nacional**								264.043.202
			F	3-ODC	2	90	0	1000	197.232.394
			F	3-ODC	2	90	0	1050	46.602.985
			F	3-ODC	2	91	0	1000	1.691.947
			F	4-INV	2	90	0	1000	10.243.605
			F	4-INV	2	90	0	1051	7.772.271
			F	4-INV	6	90	0	1000	500.000
0032 2000 **0043**	Administração da Unidade - **No Estado do Rio Grande do Sul**								600.000
			F	3-ODC	6	99	0	1000	600.000
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								800.000
			F	3-ODC	6	99	0	1000	800.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	21 331							**66.973.235**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								66.973.235
			F	3-ODC	1	90	0	1000	66.973.235
0032 **20TP**	**Ativos Civis da União**	21 122							**963.239.342**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								963.239.342
			F	1-PES	1	90	0	1000	963.239.342
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	21 331							**54.183.026**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								54.183.026
			F	3-ODC	1	90	0	1000	54.183.026
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	21 122							**381.641**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								381.641
	Agente público beneficiado (unidade): 5		F	3-ODC	2	90	0	1000	381.641
0032 **4641**	**Publicidade de Utilidade Pública**	21 131							**100.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								100.000
			F	3-ODC	2	90	0	1000	100.000
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**157.327.224**
	Operação Especial								**157.327.224**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**50.565.246**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								50.565.246
			F	1-PES	1	90	0	1000	44.669.440
			F	3-ODC	1	90	0	1000	5.895.806
0901 **00QY**	**Acordos referentes a passivos atuariais de estatais dependentes**	28 846							**106.760.978**
0901 00QY **0001**	Acordos referentes a passivos atuariais de estatais dependentes - **Nacional**								106.760.978
			F	1-PES	1	90	0	1000	106.760.978
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								1.000
			F	1-PES	1	90	0	1000	1.000
0909	**Operações Especiais: Outros Encargos Especiais**								**69.651**
	Operação Especial								**69.651**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**69.651**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								69.651
			S	3-ODC	1	90	0	1000	69.651
0999	**Reserva de Contingência**								**17.952.776**
	Operação Especial								**17.952.776**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**17.952.776**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49202 COMPANHIA NACIONAL DE ABASTECIMENTO - CONAB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								17.952.776
			F	9-RES	0	99	0	1060	17.952.776
5636	**Abastecimento e Soberania Alimentar**								**266.164.391**
	Atividade								**266.164.391**
5636 **20Y7**	**Desenvolvimento do Abastecimento Agroalimentar**	20 605							**58.622.686**
5636 20Y7 **0001**	Desenvolvimento do Abastecimento Agroalimentar - **Nacional**								57.222.686
	Cadeia de abastecimento organizada/mantida (unidade): 1		F	3-ODC	2	90	0	1000	28.439.737
			F	3-ODC	2	91	0	1000	579.132
			F	4-INV	2	90	0	1000	28.203.817
5636 20Y7 **0016**	Desenvolvimento do Abastecimento Agroalimentar - **No Estado do Amapá**								1.400.000
	Cadeia de abastecimento organizada/mantida (unidade): 1		F	4-INV	6	99	0	1000	1.400.000
5636 **2130**	**Formação de Estoques Públicos - AGF**	20 605							**201.503.465**
5636 2130 **0001**	Formação de Estoques Públicos - AGF - **Nacional**								201.503.465
	Produto adquirido (t): 232.137		F	3-ODC	2	90	0	1060	164.524.876
			F	3-ODC	2	90	0	1062	36.978.589
5636 **2137**	**Fiscalização dos Estoques e das Operações de Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários**	20 125							**1.853.476**
5636 2137 **0001**	Fiscalização dos Estoques e das Operações de Garantia e Sustentação de Preços na Comercialização de Produtos Agropecuários - **Nacional**								1.853.476
	Fiscalização realizada (unidade): 1.465		F	3-ODC	2	90	0	1000	1.853.476
5636 **21B9**	**Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais**	21 608							**4.184.764**
5636 21B9 **0001**	Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais - **Nacional**								2.684.764
	Agricultor assistido (unidade): 194		F	3-ODC	2	90	0	1000	2.684.764
5636 21B9 **0024**	Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado do Rio Grande do Norte**								400.000
	Agricultor assistido (unidade): 27		F	3-ODC	6	99	0	1000	100.000
			F	4-INV	6	99	0	1000	300.000
5636 21B9 **0027**	Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado de Alagoas**								200.000
	Agricultor assistido (unidade): 13		F	3-ODC	6	99	0	1000	200.000
5636 21B9 **0031**	Promoção e Fortalecimento da Comercialização, do Abastecimento, e do Acesso aos Mercados para a Agricultura Familiar e Povos e Comunidades Tradicionais - **No Estado de Minas Gerais**								900.000
	Agricultor assistido (unidade): 60		F	4-INV	6	50	0	1000	900.000
Total									**1.791.834.488**

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.789.298.691	863.757.908	3.198.671.867	1.153.834.514	2.464.447.506
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	97.885.396	111.001.487	111.001.487	113.755.765	113.755.765
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.075.500	3.074.500	3.074.500	3.074.500	3.074.500
0999	RESERVA DE CONTINGÊNCIA	0	388.964.929	388.964.929	522.809.169	522.809.169
5126	ESPORTE PARA A VIDA	1.688.337.795	360.703.992	2.695.617.951	514.167.959	1.824.780.951
Funcao						
04	ADMINISTRAÇÃO	30.781.016	29.480.103	29.480.103	2.230.020	2.230.020
09	PREVIDÊNCIA SOCIAL	4.786.833	7.210.446	7.210.446	6.035.130	6.035.130
27	DESPORTO E LAZER	1.750.655.342	435.014.930	2.769.928.889	619.658.574	1.930.271.566
28	ENCARGOS ESPECIAIS	3.075.500	3.087.500	3.087.500	3.101.621	3.101.621
99	RESERVA DE CONTINGÊNCIA	0	388.964.929	388.964.929	522.809.169	522.809.169
Subfuncao						
122	ADMINISTRAÇÃO GERAL	89.062.850	89.931.942	89.931.942	92.809.119	92.809.119
128	FORMAÇÃO DE RECURSOS HUMANOS	0	0	0	2.000.000	2.000.000
131	COMUNICAÇÃO SOCIAL	0	10.000.000	10.000.000	8.000.000	8.000.000
211	RELAÇÕES DIPLOMÁTICAS	0	9.430	9.430	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	4.786.833	7.210.446	7.210.446	6.035.130	6.035.130
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.388.459	2.190.856	2.190.856	2.681.496	2.681.496
811	DESPORTO DE RENDIMENTO	240.570.295	237.966.518	304.140.105	233.505.500	343.828.583
812	DESPORTO COMUNITÁRIO	1.447.767.500	122.737.474	2.391.477.846	280.662.459	1.480.952.368
846	OUTROS ENCARGOS ESPECIAIS	4.722.753	4.746.313	4.746.313	5.331.641	5.331.641
999	RESERVA DE CONTINGÊNCIA	0	388.964.929	388.964.929	522.809.169	522.809.169
UO						
51101	MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA	1.789.298.691	863.757.908	3.198.671.867	1.153.834.514	2.464.447.506
GND						
1	PESSOAL E ENCARGOS SOCIAIS	33.179.390	34.512.693	34.512.693	45.101.390	45.101.390
3	OUTRAS DESPESAS CORRENTES	1.080.327.546	348.280.286	1.396.868.746	354.423.955	1.336.531.278
4	INVESTIMENTOS	675.791.756	92.000.000	1.378.325.499	231.500.000	560.005.669
9	RESERVA DE CONTINGENCIA	0	388.964.929	388.964.929	522.809.169	522.809.169

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**2.230.020**		**977.802.005**	**202.613.504**				**1.182.645.529**
1034			**225.825.770**	**174.149.529**				**399.975.299**
1052			**130.222.007**	**53.045.153**			**277.891.911**	**461.159.071**
1056	**4.308.269**							**4.308.269**
9052	**38.563.101**		**2.681.496**	**130.197.483**			**244.917.258**	**416.359.338**
Total	**45.101.390**	**0**	**1.336.531.278**	**560.005.669**	**0**	**0**	**522.809.169**	**2.464.447.506**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.789.298.691	863.757.908	3.198.671.867	1.153.834.514	2.464.447.506
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	97.885.396	111.001.487	111.001.487	113.755.765	113.755.765
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.075.500	3.074.500	3.074.500	3.074.500	3.074.500
0999	RESERVA DE CONTINGÊNCIA	0	388.964.929	388.964.929	522.809.169	522.809.169
5126	ESPORTE PARA A VIDA	1.688.337.795	360.703.992	2.695.617.951	514.167.959	1.824.780.951
Funcao						
04	ADMINISTRAÇÃO	30.781.016	29.480.103	29.480.103	2.230.020	2.230.020
09	PREVIDÊNCIA SOCIAL	4.786.833	7.210.446	7.210.446	6.035.130	6.035.130
27	DESPORTO E LAZER	1.750.655.342	435.014.930	2.769.928.889	619.658.574	1.930.271.566
28	ENCARGOS ESPECIAIS	3.075.500	3.087.500	3.087.500	3.101.621	3.101.621
99	RESERVA DE CONTINGÊNCIA	0	388.964.929	388.964.929	522.809.169	522.809.169
Subfuncao						
122	ADMINISTRAÇÃO GERAL	89.062.850	89.931.942	89.931.942	92.809.119	92.809.119
128	FORMAÇÃO DE RECURSOS HUMANOS	0	0	0	2.000.000	2.000.000
131	COMUNICAÇÃO SOCIAL	0	10.000.000	10.000.000	8.000.000	8.000.000
211	RELAÇÕES DIPLOMÁTICAS	0	9.430	9.430	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	4.786.833	7.210.446	7.210.446	6.035.130	6.035.130
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.388.459	2.190.856	2.190.856	2.681.496	2.681.496
811	DESPORTO DE RENDIMENTO	240.570.295	237.966.518	304.140.105	233.505.500	343.828.583
812	DESPORTO COMUNITÁRIO	1.447.767.500	122.737.474	2.391.477.846	280.662.459	1.480.952.368
846	OUTROS ENCARGOS ESPECIAIS	4.722.753	4.746.313	4.746.313	5.331.641	5.331.641
999	RESERVA DE CONTINGÊNCIA	0	388.964.929	388.964.929	522.809.169	522.809.169
GND						
1	PESSOAL E ENCARGOS SOCIAIS	33.179.390	34.512.693	34.512.693	45.101.390	45.101.390
3	OUTRAS DESPESAS CORRENTES	1.080.327.546	348.280.286	1.396.868.746	354.423.955	1.336.531.278
4	INVESTIMENTOS	675.791.756	92.000.000	1.378.325.499	231.500.000	560.005.669
9	RESERVA DE CONTINGENCIA	0	388.964.929	388.964.929	522.809.169	522.809.169

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**2.230.020**		**977.802.005**	**202.613.504**				**1.182.645.529**
1034			**225.825.770**	**174.149.529**				**399.975.299**
1052			**130.222.007**	**53.045.153**			**277.891.911**	**461.159.071**
1056	**4.308.269**							**4.308.269**
9052	**38.563.101**		**2.681.496**	**130.197.483**			**244.917.258**	**416.359.338**
Total	**45.101.390**	**0**	**1.336.531.278**	**560.005.669**	**0**	**0**	**522.809.169**	**2.464.447.506**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**113.755.765**
	Atividade								**105.490.615**
0032 **2000**	**Administração da Unidade**	27 122							**55.000.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								55.000.000
			F	3-ODC	2	90	0	1052	50.000.000
			F	3-ODC	2	91	0	1052	2.000.000
			F	4-INV	2	90	0	1052	3.000.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	27 331							**430.920**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								430.920
			F	3-ODC	1	90	0	9052	430.920
0032 **20TP**	**Ativos Civis da União**	27 122							**36.809.119**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								36.809.119
			F	1-PES	1	90	0	9052	36.809.119
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	27 331							**2.250.576**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.250.576
			F	3-ODC	1	90	0	9052	2.250.576
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	27 122							**1.000.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.000.000
	Agente público beneficiado (unidade): 30		F	3-ODC	2	90	0	1052	1.000.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	27 128							**2.000.000**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional**								2.000.000
	Servidor capacitado (unidade): 100		F	3-ODC	2	90	0	1052	2.000.000
0032 **4641**	**Publicidade de Utilidade Pública**	27 131							**8.000.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								8.000.000
			F	3-ODC	2	90	0	1052	8.000.000
	Operação Especial								**8.265.150**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**6.035.130**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								6.035.130
			S	1-PES	1	90	0	1056	4.308.269
			S	1-PES	1	90	0	9052	1.726.861
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**2.230.020**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								2.230.020
			F	1-PES	0	91	0	1000	2.230.020
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	9052	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	9052	13.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**3.074.500**
	Operação Especial								**3.074.500**
0910 **00R4**	**Contribuição à Agência Internacional Antidoping - WADA**	28 846							**3.024.500**
0910 00R4 **0002**	Contribuição à Agência Internacional Antidoping - WADA - **Exterior**								3.024.500
	Contribuição paga (R$ 1): 1		F	3-ODC	2	80	0	1034	3.024.500
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**50.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								50.000
			F	3-ODC	2	80	0	1034	50.000
0999	**Reserva de Contingência**								**522.809.169**
	Operação Especial								**522.809.169**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**522.809.169**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								522.809.169
			F	9-RES	0	99	0	1052	277.891.911
			F	9-RES	0	99	0	9052	244.917.258
5126	**Esporte para a Vida**								**1.824.780.951**
	Atividade								**1.108.384.265**
5126 **20JO**	**Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor**	27 811							**99.647.032**
5126 20JO **0001**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **Nacional** Projeto apoiado (unidade): 218								74.913.010
			F	3-ODC	2	30	0	1000	125.000
			F	3-ODC	2	40	0	1000	111.111
			F	3-ODC	2	50	0	1000	97.222
			F	3-ODC	2	50	0	1034	3.100.000
			F	3-ODC	2	90	0	1000	63.974.359
			F	3-ODC	2	90	0	1034	4.305.318
			F	3-ODC	6	99	0	1000	3.200.000
5126 20JO **0024**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 1								200.022
			F	3-ODC	6	50	0	1000	200.022
5126 20JO **0026**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado de Pernambuco** Projeto apoiado (unidade): 6								1.300.000
			F	3-ODC	6	99	0	1000	1.300.000
5126 20JO **0028**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado de Sergipe** Projeto apoiado (unidade): 2								500.000
			F	3-ODC	6	99	0	1000	500.000
5126 20JO **0029**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado da Bahia** Projeto apoiado (unidade): 34								3.834.000
			F	3-ODC	6	99	0	1000	3.834.000
5126 20JO **0032**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado do Espírito Santo** Projeto apoiado (unidade): 4								1.250.000
			F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	250.000
5126 20JO **0033**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 3								1.500.000
			F	3-ODC	6	40	0	1000	200.000
			F	3-ODC	6	99	0	1000	1.300.000
5126 20JO **0035**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado de São Paulo** Projeto apoiado (unidade): 1.013								3.400.000
			F	3-ODC	6	99	0	1000	3.400.000
5126 20JO **0041**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado do Paraná** Projeto apoiado (unidade): 61								4.000.000
			F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	3.000.000
5126 20JO **0042**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado de Santa Catarina** Projeto apoiado (unidade): 1								600.000
			F	3-ODC	6	50	0	1000	600.000
5126 20JO **0043**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 2								400.000
			F	3-ODC	6	99	0	1000	400.000

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126	20JO	**0051**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado de Mato Grosso**								2.000.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	2.000.000
5126	20JO	**0052**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Estado de Goiás**								300.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	90	0	1000	300.000
5126	20JO	**0053**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Distrito Federal**								5.050.000
			Projeto apoiado (unidade): 28		F	3-ODC	6	99	0	1000	5.050.000
5126	20JO	**4212**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **No Município de Manoel Ribas - PR**								200.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5126	20JO	**7000**	Promoção e Apoio ao Desenvolvimento do Futebol Feminino e Masculino e à Defesa dos Direitos do Torcedor - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno (RIDE) - Na Região Centro-Oeste**								200.000
			Projeto apoiado (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5126	**20JP**		**Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social**	27 812							**895.648.223**
5126	20JP	**0001**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **Nacional**								427.793.010
			Pessoa beneficiada (unidade): 42.287		F	3-ODC	2	30	0	1000	72.727
					F	3-ODC	2	40	0	1000	581.818
					F	3-ODC	2	40	0	1034	20.000.000
					F	3-ODC	2	90	0	1000	572.727
					F	3-ODC	6	30	0	1000	500.000
					F	3-ODC	6	40	0	1000	400.000
					F	3-ODC	6	50	0	1000	16.755.000
					F	3-ODC	6	99	0	1000	38.358.010
					F	3-ODC	8	40	0	1000	175.000.000
					F	3-ODC	8	90	0	1000	175.000.000
					F	4-INV	2	30	0	1000	100.000
					F	4-INV	2	40	0	1000	81.818
					F	4-INV	2	90	0	1000	90.910
					F	4-INV	6	99	0	1000	280.000
5126	20JP	**0011**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Rondônia**								800.000
			Pessoa beneficiada (unidade): 35		F	3-ODC	6	50	0	1000	300.000
					F	3-ODC	6	99	0	1000	500.000
5126	20JP	**0012**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Acre**								5.449.007
			Pessoa beneficiada (unidade): 1.003		F	3-ODC	6	50	0	1000	3.700.000
					F	3-ODC	6	99	0	1000	1.249.007
					F	4-INV	6	99	0	1000	500.000
5126	20JP	**0014**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Roraima**								7.200.000
			Pessoa beneficiada (unidade): 600.313		F	3-ODC	6	99	0	1000	6.800.000
					F	4-INV	6	99	0	1000	400.000
5126	20JP	**0015**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Pará**								3.450.000
			Pessoa beneficiada (unidade): 22		F	3-ODC	6	50	0	1000	3.450.000
5126	20JP	**0016**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Amapá**								20.059.238
			Pessoa beneficiada (unidade): 1		F	3-ODC	7	30	0	1000	20.059.238

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126	20JP	**0017**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Tocantins**								1.200.001
			Pessoa beneficiada (unidade): 450		F	3-ODC	6	99	0	1000	1.200.001
5126	20JP	**0023**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Ceará**								7.420.000
			Pessoa beneficiada (unidade): 729		F	3-ODC	6	50	0	1000	3.120.000
					F	3-ODC	6	99	0	1000	4.300.000
5126	20JP	**0024**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Rio Grande do Norte**								1.836.722
			Pessoa beneficiada (unidade): 1.520		F	3-ODC	6	50	0	1000	1.636.721
					F	3-ODC	6	99	0	1000	200.001
5126	20JP	**0025**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado da Paraíba**								4.600.000
			Pessoa beneficiada (unidade): 36		F	3-ODC	6	50	0	1000	200.000
					F	3-ODC	6	99	0	1000	3.800.000
					F	4-INV	6	99	0	1000	600.000
5126	20JP	**0026**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Pernambuco**								4.500.000
			Pessoa beneficiada (unidade): 232		F	3-ODC	6	50	0	1000	2.300.000
					F	3-ODC	6	99	0	1000	2.000.000
					F	4-INV	6	99	0	1000	200.000
5126	20JP	**0027**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Alagoas**								1.500.000
			Pessoa beneficiada (unidade): 1.150		F	3-ODC	6	50	0	1000	500.000
					F	3-ODC	6	99	0	1000	800.000
					F	4-INV	6	99	0	1000	200.000
5126	20JP	**0028**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Sergipe**								200.100
			Pessoa beneficiada (unidade): 400		F	3-ODC	6	99	0	1000	200.100
5126	20JP	**0029**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado da Bahia**								13.792.051
			Pessoa beneficiada (unidade): 85		F	3-ODC	6	50	0	1000	3.400.050
					F	3-ODC	6	99	0	1000	7.990.000
					F	4-INV	6	99	0	1000	2.402.001
5126	20JP	**0031**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Minas Gerais**								14.418.003
			Pessoa beneficiada (unidade): 1.026.311		F	3-ODC	6	40	0	1000	800.000
					F	3-ODC	6	50	0	1000	2.172.000
					F	3-ODC	6	99	0	1000	11.346.003
					F	4-INV	6	99	0	1000	100.000
5126	20JP	**0032**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Espírito Santo**								23.750.000
			Pessoa beneficiada (unidade): 5.519		F	3-ODC	6	50	0	1000	2.200.000
					F	3-ODC	6	99	0	1000	21.550.000
5126	20JP	**0033**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Rio de Janeiro**								119.382.643
			Pessoa beneficiada (unidade): 12.801		F	3-ODC	6	50	0	1000	40.465.000
					F	3-ODC	6	99	0	1000	78.417.642
					F	4-INV	6	99	0	1000	500.001
5126	20JP	**0035**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de São Paulo**								71.850.001
			Pessoa beneficiada (unidade): 26.936		F	3-ODC	6	50	0	1000	15.350.000
					F	3-ODC	6	99	0	1000	54.400.000
					F	4-INV	6	99	0	1000	2.100.001

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126	20JP	**0041**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Paraná**								14.202.000
			Pessoa beneficiada (unidade): 650		F	3-ODC	6	40	0	1000	1.000
					F	3-ODC	6	50	0	1000	1.501.000
					F	3-ODC	6	99	0	1000	10.700.000
					F	4-INV	6	99	0	1000	2.000.000
5126	20JP	**0042**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Santa Catarina**								5.750.000
			Pessoa beneficiada (unidade): 31		F	3-ODC	6	50	0	1000	550.000
					F	3-ODC	6	99	0	1000	4.800.000
					F	4-INV	6	99	0	1000	400.000
5126	20JP	**0043**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado do Rio Grande do Sul**								8.826.002
			Pessoa beneficiada (unidade): 50		F	3-ODC	6	50	0	1000	876.002
					F	3-ODC	6	99	0	1000	6.450.000
					F	4-INV	6	99	0	1000	1.500.000
5126	20JP	**0050**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **Na Região Centro-Oeste**								10.820.000
			Pessoa beneficiada (unidade): 5.050		F	3-ODC	6	99	0	1000	10.820.000
5126	20JP	**0051**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Mato Grosso**								2.920.000
			Pessoa beneficiada (unidade): 2.430		F	3-ODC	6	50	0	1000	700.000
					F	3-ODC	6	99	0	1000	2.220.000
5126	20JP	**0052**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Goiás**								25.299.277
			Pessoa beneficiada (unidade): 274		F	3-ODC	6	90	0	1000	300.000
					F	3-ODC	6	99	0	1000	24.999.277
5126	20JP	**0053**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Distrito Federal**								38.906.187
			Pessoa beneficiada (unidade): 11.040		F	3-ODC	6	50	0	1000	1.810.000
					F	3-ODC	6	99	0	1000	11.300.000
					F	3-ODC	7	90	0	1000	25.796.187
5126	20JP	**0054**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Estado de Mato Grosso do Sul**								1.852.007
			Pessoa beneficiada (unidade): 1.020		F	3-ODC	6	40	0	1000	1.000.000
					F	3-ODC	6	50	0	1000	852.007
5126	20JP	**0338**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Paragominas - PA**								200.000
			Pessoa beneficiada (unidade): 300		F	3-ODC	6	50	0	1000	200.000
5126	20JP	**1397**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Catingueira - PB**								200.000
			Pessoa beneficiada (unidade): 15		F	3-ODC	6	40	0	1000	200.000
5126	20JP	**1515**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Santa Rita - PB**								1.000.000
			Pessoa beneficiada (unidade): 1.000		F	3-ODC	6	50	0	1000	1.000.000
5126	20JP	**2414**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Betim - MG**								500.000
			Pessoa beneficiada (unidade): 35		F	3-ODC	6	40	0	1000	500.000
5126	20JP	**3341**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município do Rio de Janeiro - RJ**								400.000
			Pessoa beneficiada (unidade): 30		F	3-ODC	6	50	0	1000	400.000
5126	20JP	**3578**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Guarulhos - SP**								1.000.000
			Pessoa beneficiada (unidade): 580		F	3-ODC	6	99	0	1000	1.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126 20JP **3776**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Paulínia - SP** Pessoa beneficiada (unidade): 30								2.000.000
			F	3-ODC	6	99	0	1000	2.000.000
5126 20JP **3791**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Piedade - SP** Pessoa beneficiada (unidade): 850								1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
5126 20JP **3853**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de Ribeirão Preto - SP** Pessoa beneficiada (unidade): 850								1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
5126 20JP **3928**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **No Município de São Paulo - SP** Pessoa beneficiada (unidade): 20								1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
5126 20JP **7116**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno – RIDE - Na Região Centro-Oeste** Pessoa beneficiada (unidade): 465								4.700.000
			F	3-ODC	6	99	0	1000	4.700.000
5126 20JP **7117**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **Instituto Bosco Brasil Binda (Instituto 3B) - No Município de Manaus - AM** Pessoa beneficiada (unidade): 28								279.600
			F	3-ODC	6	50	0	1000	279.600
5126 20JP **7119**	Desenvolvimento de Atividades e Apoio a Programas, eventos e Projetos de Esporte Amador, Educação, Lazer e Inclusão Social - **Instituto Brasileiro de Cidadania e Ação Social - No Estado de Roraima** Pessoa beneficiada (unidade): 5.000								44.592.374
			F	3-ODC	7	50	0	1000	44.592.374
5126 **20YA**	**Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento**	27 811							**10.276.048**
5126 20YA **0001**	Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento - **Nacional** Projeto de excelência esportiva apoiado (unidade): 10								6.500.000
			F	3-ODC	2	30	0	1000	77.586
			F	3-ODC	2	40	0	1000	60.344
			F	3-ODC	2	50	0	1000	51.724
			F	3-ODC	2	50	0	1034	5.300.000
			F	3-ODC	2	90	0	1000	435.344
			F	4-INV	2	30	0	1000	77.586
			F	4-INV	2	40	0	1000	68.969
			F	4-INV	2	50	0	1000	43.103
			F	4-INV	2	50	0	1034	200.000
			F	4-INV	2	90	0	1000	185.344
5126 20YA **0024**	Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento - **No Estado do Rio Grande do Norte** Projeto de excelência esportiva apoiado (unidade): 1.000								350.000
			F	4-INV	6	99	0	1000	350.000
5126 20YA **0033**	Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento - **No Estado do Rio de Janeiro** Projeto de excelência esportiva apoiado (unidade): 2								502.007
			F	3-ODC	6	99	0	1000	502.007
5126 20YA **0035**	Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento - **No Estado de São Paulo** Projeto de excelência esportiva apoiado (unidade): 13								1.124.041
			F	3-ODC	6	99	0	1000	1.124.040
			F	4-INV	6	99	0	1000	1
5126 20YA **0053**	Apoio a Projetos de Excelência Esportiva nas Fases de Especialização e Aperfeiçoamento - **No Distrito Federal** Projeto de excelência esportiva apoiado (unidade): 5								1.800.000
			F	3-ODC	6	99	0	1000	1.800.000
5126 **211Z**	**Desenvolvimento e Execução da Política Nacional Antidopagem**	27 811							**7.405.500**
5126 211Z **0001**	Desenvolvimento e Execução da Política Nacional Antidopagem - **Nacional** Projeto antidopagem apoiado (unidade): 4								7.405.500
			F	3-ODC	2	50	0	1034	5.719.636
			F	3-ODC	2	90	0	1034	1.685.864
5126 **216T**	**Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira**	27 811							**13.500.001**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126	216T	**0001**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **Nacional** Projeto de excelência esportiva apoiado (unidade): 12								6.650.000
					F	3-ODC	2	30	0	1000	75.471
					F	3-ODC	2	40	0	1000	66.038
					F	3-ODC	2	50	0	1000	37.736
					F	3-ODC	2	50	0	1034	4.200.000
					F	3-ODC	2	90	0	1000	56.604
					F	3-ODC	6	90	0	1000	250.000
					F	3-ODC	6	99	0	1000	900.000
					F	4-INV	2	30	0	1000	66.038
					F	4-INV	2	40	0	1000	56.604
					F	4-INV	2	50	0	1000	28.302
					F	4-INV	2	50	0	1034	300.000
					F	4-INV	2	90	0	1000	613.207
5126	216T	**0028**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado de Sergipe** Projeto de excelência esportiva apoiado (unidade): 2								800.000
					F	3-ODC	6	99	0	1000	800.000
5126	216T	**0029**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado da Bahia** Projeto de excelência esportiva apoiado (unidade): 1								400.000
					F	3-ODC	6	50	0	1000	400.000
5126	216T	**0033**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado do Rio de Janeiro** Projeto de excelência esportiva apoiado (unidade): 100								800.000
					F	3-ODC	6	99	0	1000	800.000
5126	216T	**0035**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado de São Paulo** Projeto de excelência esportiva apoiado (unidade): 300.002								1.000.001
					F	3-ODC	6	99	0	1000	1.000.000
					F	4-INV	6	99	0	1000	1
5126	216T	**0041**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado do Paraná** Projeto de excelência esportiva apoiado (unidade): 1								200.000
					F	3-ODC	6	99	0	1000	200.000
5126	216T	**0042**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado de Santa Catarina** Projeto de excelência esportiva apoiado (unidade): 1								300.000
					F	3-ODC	6	50	0	1000	300.000
5126	216T	**0043**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Estado do Rio Grande do Sul** Projeto de excelência esportiva apoiado (unidade): 6								650.000
					F	3-ODC	6	99	0	1000	650.000
5126	216T	**0053**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Distrito Federal** Projeto de excelência esportiva apoiado (unidade): 15								1.400.000
					F	3-ODC	6	99	0	1000	1.400.000
5126	216T	**3321**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **No Município de Niterói - RJ** Projeto de excelência esportiva apoiado (unidade): 2								300.000
					F	3-ODC	6	99	0	1000	300.000
5126	216T	**7000**	Apoio a Projetos de Excelência Esportiva nas Fases de Alto Rendimento e Transição de Carreira - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno (RIDE) - Na Região Centro-Oeste** Projeto de excelência esportiva apoiado (unidade): 2								1.000.000
					F	3-ODC	6	99	0	1000	1.000.000
5126	**218F**		**Gestão e Manutenção do Legado Olímpico e Paralímpico**	27 811							**35.000.000**
5126	218F	**0001**	Gestão e Manutenção do Legado Olímpico e Paralímpico - **Nacional** Projeto mantido (unidade): 1								35.000.000
					F	3-ODC	2	90	0	1034	35.000.000
5126	**21CK**		**Promoção e Desenvolvimento do Paradesporto Nacional**	27 812							**16.245.002**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126 21CK **0001**	Promoção e Desenvolvimento do Paradesporto Nacional - **Nacional**								9.000.000
	Projeto paradesportivo apoiado (unidade): 38		F	3-ODC	2	30	0	1000	78.431
			F	3-ODC	2	40	0	1000	299.019
			F	3-ODC	2	40	0	1034	7.500.000
			F	3-ODC	2	90	0	1000	377.453
			F	3-ODC	6	99	0	1000	500.000
			F	4-INV	2	30	0	1000	78.431
			F	4-INV	2	40	0	1000	68.627
			F	4-INV	2	90	0	1000	98.039
5126 21CK **0014**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado de Roraima**								200.000
	Projeto paradesportivo apoiado (unidade): 50		F	3-ODC	6	99	0	1000	200.000
5126 21CK **0021**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado do Maranhão**								200.000
	Projeto paradesportivo apoiado (unidade): 2		F	3-ODC	6	50	0	1000	100.000
			F	4-INV	6	99	0	1000	100.000
5126 21CK **0023**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado do Ceará**								400.000
	Projeto paradesportivo apoiado (unidade): 5		F	3-ODC	6	99	0	1000	400.000
5126 21CK **0026**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado de Pernambuco**								725.000
	Projeto paradesportivo apoiado (unidade): 4		F	3-ODC	6	99	0	1000	725.000
5126 21CK **0027**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado de Alagoas**								250.000
	Projeto paradesportivo apoiado (unidade): 10		F	3-ODC	6	99	0	1000	200.000
			F	4-INV	6	99	0	1000	50.000
5126 21CK **0031**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado de Minas Gerais**								850.000
	Projeto paradesportivo apoiado (unidade): 3		F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	650.000
5126 21CK **0033**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado do Rio de Janeiro**								2
	Projeto paradesportivo apoiado (unidade): 0		F	3-ODC	6	99	0	1000	1
			F	4-INV	6	99	0	1000	1
5126 21CK **0035**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado de São Paulo**								2.000.000
	Projeto paradesportivo apoiado (unidade): 1		F	3-ODC	6	99	0	1000	2.000.000
5126 21CK **0043**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado do Rio Grande do Sul**								700.000
	Projeto paradesportivo apoiado (unidade): 11		F	3-ODC	6	90	0	1000	400.000
			F	3-ODC	6	99	0	1000	300.000
5126 21CK **0052**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Estado de Goiás**								220.000
	Projeto paradesportivo apoiado (unidade): 2		F	4-INV	6	99	0	1000	220.000
5126 21CK **0053**	Promoção e Desenvolvimento do Paradesporto Nacional - **No Distrito Federal**								1.700.000
	Projeto paradesportivo apoiado (unidade): 10		F	3-ODC	6	50	0	1000	300.000
			F	3-ODC	6	99	0	1000	1.400.000
5126 **21FW**	**Implementação do Sistema Nacional de Esporte**	27 812							**500.000**
5126 21FW **0001**	Implementação do Sistema Nacional de Esporte - **Nacional**								500.000
	Sistema implementado (unidade): 1		F	3-ODC	2	90	0	1034	500.000
5126 **21HI**	**Apoio à Regulamentação da Exploração Comercial da Modalidade Lotérica de Apostas Quota Fixa e Jogos On-line**	27 812							**4.000.000**
5126 21HI **0001**	Apoio à Regulamentação da Exploração Comercial da Modalidade Lotérica de Apostas Quota Fixa e Jogos On-line - **Nacional**								4.000.000
	Licença analisada (unidade): 4		F	3-ODC	2	90	0	1034	3.000.000
			F	4-INV	2	90	0	1034	1.000.000
5126 **21IC**	**Gestão e Operação do Disque Esporte**	27 812							**2.000.000**
5126 21IC **0001**	Gestão e Operação do Disque Esporte - **Nacional**								2.000.000
	Atendimento realizado (unidade): 500.000		F	3-ODC	2	90	0	1052	2.000.000
5126 **21ID**	**Formação Desportiva e Inclusão Social de Reeducandos Penais - Programa Pena Justa**	27 812							**24.162.459**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126	21ID	**0001**	Formação Desportiva e Inclusão Social de Reeducandos Penais - Programa Pena Justa - **Nacional** Capacitação realizada (unidade): 800								24.162.459
					F	3-ODC	2	30	0	1034	8.000.000
					F	3-ODC	2	30	0	1052	10.162.459
					F	4-INV	2	30	0	1052	6.000.000
			Projeto								**2.500.000**
5126	**21HH**		**Realização da Copa do Mundo de Futebol Feminino FIFA 2027**	27 812							**2.500.000**
5126	21HH	**0001**	Realização da Copa do Mundo de Futebol Feminino FIFA 2027 - **Nacional** Projeto apoiado (unidade): 1								2.500.000
					F	3-ODC	2	50	0	1034	2.500.000
			Operação Especial								**713.896.686**
5126	**00SL**		**Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer**	27 812							**535.896.684**
5126	00SL	**0001**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **Nacional** Infraestrutura apoiada (unidade): 640								485.594.683
					F	4-INV	2	30	0	1000	1.500.000
					F	4-INV	2	40	0	1000	4.000.000
					F	4-INV	2	40	0	1034	20.000.000
					F	4-INV	2	90	0	1000	13.000.000
					F	4-INV	3	40	0	1034	151.649.529
					F	4-INV	3	40	0	1052	44.045.153
					F	4-INV	6	40	0	1000	200.000
					F	4-INV	6	99	0	1000	1.200.001
					F	4-INV	8	30	0	9052	83.333.333
					F	4-INV	8	40	0	1000	36.469.184
					F	4-INV	8	40	0	9052	46.864.150
					F	4-INV	8	90	0	1000	83.333.333
5126	00SL	**0011**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Rondônia** Infraestrutura apoiada (unidade): 30								400.000
					F	4-INV	6	40	0	1000	400.000
5126	00SL	**0014**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Roraima** Infraestrutura apoiada (unidade): 100								1.000.000
					F	4-INV	6	99	0	1000	1.000.000
5126	00SL	**0015**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado do Pará** Infraestrutura apoiada (unidade): 1								500.000
					F	4-INV	6	40	0	1000	500.000
5126	00SL	**0021**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado do Maranhão** Infraestrutura apoiada (unidade): 10								500.000
					F	4-INV	6	99	0	1000	500.000
5126	00SL	**0023**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado do Ceará** Infraestrutura apoiada (unidade): 11								2.400.000
					F	4-INV	6	40	0	1000	2.000.000
					F	4-INV	6	99	0	1000	400.000
5126	00SL	**0027**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Alagoas** Infraestrutura apoiada (unidade): 10								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
5126	00SL	**0029**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado da Bahia** Infraestrutura apoiada (unidade): 11								101
					F	4-INV	6	40	0	1000	100
					F	4-INV	6	99	0	1000	1
5126	00SL	**0031**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Minas Gerais** Infraestrutura apoiada (unidade): 4								2.400.000
					F	4-INV	6	99	0	1000	2.400.000
5126	00SL	**0033**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado do Rio de Janeiro** Infraestrutura apoiada (unidade): 4								3.950.000
					F	4-INV	6	40	0	1000	2.950.000
					F	4-INV	6	99	0	1000	1.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 51000 MINISTÉRIO DO ESPORTE

Unidade: 51101 MINISTÉRIO DO ESPORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5126 00SL **0035**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de São Paulo**								8.350.100
	Infraestrutura apoiada (unidade): 600.053		F	3-ODC	6	99	0	1000	450.000
			F	4-INV	6	40	0	1000	1.500.000
			F	4-INV	6	99	0	1000	6.400.100
5126 00SL **0041**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado do Paraná**								24.301.800
	Infraestrutura apoiada (unidade): 74		F	4-INV	6	30	0	1000	500
			F	4-INV	6	40	0	1000	200
			F	4-INV	6	90	0	1000	300
			F	4-INV	6	99	0	1000	24.300.800
5126 00SL **0051**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Mato Grosso**								800.000
	Infraestrutura apoiada (unidade): 2		F	4-INV	6	40	0	1000	800.000
5126 00SL **0052**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Goiás**								3.000.000
	Infraestrutura apoiada (unidade): 9		F	3-ODC	6	90	0	1000	500.000
			F	4-INV	6	40	0	1000	1.000.000
			F	4-INV	6	90	0	1000	500.000
			F	4-INV	6	99	0	1000	1.000.000
5126 00SL **0054**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Estado de Mato Grosso do Sul**								500.000
	Infraestrutura apoiada (unidade): 1		F	4-INV	6	99	0	1000	500.000
5126 00SL **3315**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **No Município de Mendes - RJ**								200.000
	Infraestrutura apoiada (unidade): 1		F	4-INV	6	99	0	1000	200.000
5126 00SL **7008**	Apoio à Implantação e Modernização de Infraestrutura para Esporte Amador, Educacional, Recreativo e de Lazer - **Modernização do Estádio - No Município de Guarabira - PB**								1.000.000
	Infraestrutura apoiada (unidade): 1		F	4-INV	6	40	0	1000	1.000.000
5126 **00SM**	**Apoio à Implantação de Infraestrutura de Excelência Esportiva**	27 811							**1.000.002**
5126 00SM **0001**	Apoio à Implantação de Infraestrutura de Excelência Esportiva - **Nacional**								1.000.000
	Infraestrutura apoiada (unidade): 1		F	4-INV	2	90	0	1034	1.000.000
5126 00SM **0035**	Apoio à Implantação de Infraestrutura de Excelência Esportiva - **No Estado de São Paulo**								2
	Infraestrutura apoiada (unidade): 0		F	3-ODC	6	99	0	1000	1
			F	4-INV	6	99	0	1000	1
5126 **09HW**	**Concessão de Bolsa a Atletas**	27 811							**177.000.000**
5126 09HW **0001**	Concessão de Bolsa a Atletas - **Nacional**								177.000.000
	Bolsa concedida (unidade): 9.097		F	3-ODC	2	90	0	1034	121.940.452
			F	3-ODC	2	90	0	1052	55.059.548
Total									**2.464.447.506**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		125.549.005.054	133.807.865.102	133.546.922.527	141.917.059.800	142.179.414.531
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	106.709.000.742	109.196.322.439	109.207.222.459	119.521.594.166	119.597.015.889
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	22.277.478	51.860.993	51.860.993	41.720.418	41.720.418
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	233.869.859	224.165.912	224.165.912	0	0
0905	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA INTERNA (JUROS E AMORTIZAÇÕES)	43.357.467	41.110.642	41.110.642	18.600.000	18.600.000
0906	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA EXTERNA (JUROS E AMORTIZAÇÕES)	1.582.040.309	2.940.522.460	2.940.522.460	4.415.460.824	4.415.460.824
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	583.878.753	708.729.865	708.729.865	617.731.779	617.731.779
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.345.410	1.242.700	1.242.700	1.284.500	1.284.500
0999	RESERVA DE CONTINGÊNCIA	0	5.363.756.374	5.363.756.374	1.885.764.705	1.885.764.705
6111	COOPERAÇÃO DA DEFESA PARA O DESENVOLVIMENTO NACIONAL	2.341.618.146	578.253.503	563.259.613	572.799.228	567.889.691
6112	DEFESA NACIONAL	14.027.633.718	14.640.854.224	14.383.077.418	14.785.620.912	14.980.048.165
6113	OCEANO, ZONA COSTEIRA E ANTÁRTICA	3.983.171	61.045.990	61.974.091	56.483.268	53.898.560
Funcao						
05	DEFESA NACIONAL	93.570.620.273	94.748.218.631	94.487.276.056	102.036.018.709	102.298.373.440
09	PREVIDÊNCIA SOCIAL	29.745.485.364	3.657.514.576	3.657.514.576	4.302.896.269	4.302.896.269
28	ENCARGOS ESPECIAIS	2.232.899.418	30.038.375.521	30.038.375.521	33.692.380.117	33.692.380.117
99	RESERVA DE CONTINGÊNCIA	0	5.363.756.374	5.363.756.374	1.885.764.705	1.885.764.705
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	2.227.018	2.102.633	2.021.237	2.237.564	2.166.920
122	ADMINISTRAÇÃO GERAL	67.842.434.975	68.625.522.153	68.608.023.708	75.587.943.716	75.637.719.142
125	NORMATIZAÇÃO E FISCALIZAÇÃO	318.566.054	308.910.000	318.507.431	333.799.316	345.818.729
126	TECNOLOGIA DA INFORMAÇÃO	0	12.800.000	12.168.554	12.800.000	12.288.646
128	FORMAÇÃO DE RECURSOS HUMANOS	59.119.005	97.859.429	95.589.904	96.600.806	95.642.042
131	COMUNICAÇÃO SOCIAL	1.388.686	1.000.000	980.047	1.000.000	996.983
151	DEFESA AÉREA	6.369.858.504	6.326.833.217	6.175.980.758	6.836.793.240	6.888.453.340
152	DEFESA NAVAL	2.176.084.640	2.198.404.066	2.236.653.140	1.809.259.522	1.912.150.042
153	DEFESA TERRESTRE	2.969.888.294	3.006.636.239	2.842.213.777	3.010.691.308	3.023.689.185
182	DEFESA CIVIL	959.725.228	0	0	0	0
183	INFORMAÇÃO E INTELIGÊNCIA	11.726.212	13.058.191	14.066.046	11.780.824	11.457.359
212	COOPERAÇÃO INTERNACIONAL	22.897.829	27.661.399	26.301.131	33.320.696	31.876.683
244	ASSISTÊNCIA COMUNITÁRIA	780.784.227	99.335.000	99.335.000	112.900.000	115.664.016
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.745.485.364	3.657.514.576	3.657.514.576	4.302.896.269	4.302.896.269
301	ATENÇÃO BÁSICA	43.801.851	0	31.908.869	0	26.696.050
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	47.368.395	59.900.000	56.945.021	68.422.000	69.636.113
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	612.095	700.000	700.000	700.000	700.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.931.917.204	11.562.589.727	11.562.589.727	11.922.669.169	11.922.669.169
333	EMPREGABILIDADE	3.171.640	3.630.000	5.050.926	0	0
363	ENSINO PROFISSIONAL	158.529.361	117.770.563	121.540.863	139.242.494	145.996.158
364	ENSINO SUPERIOR	73.550.615	50.060.976	50.896.455	54.584.442	54.845.337
366	EDUCAÇÃO DE JOVENS E ADULTOS	3.589.467	2.925.000	2.780.705	0	0
368	EDUCAÇÃO BÁSICA	51.044.400	57.661.545	59.775.699	45.060.804	47.845.016
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	322.034.279	201.000.000	191.084.288	203.366.239	194.757.601
482	HABITAÇÃO URBANA	294.807.331	302.916.279	303.126.209	79.530.937	77.781.442
542	CONTROLE AMBIENTAL	44.702.967	50.000.000	47.804.564	52.000.000	49.294.793
571	DESENVOLVIMENTO CIENTÍFICO	69.903.235	114.840.802	114.696.455	130.782.560	125.001.072
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	701.971.069	1.191.103.828	1.188.193.923	1.137.529.265	1.140.197.926
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	2.709.965	3.932.013	3.738.934	5.428.177	5.199.034
722	TELECOMUNICAÇÕES	40.816.286	49.313.233	46.910.483	41.512.606	42.584.409
781	TRANSPORTE AÉREO	8.801.000	0	5.080.877	0	12.000.000
811	DESPORTO DE RENDIMENTO	3.392.799	3.872.000	3.680.987	17.372.001	16.555.210
812	DESPORTO COMUNITÁRIO	5.700.626	345.000	3.395.000	0	0
843	SERVIÇO DA DÍVIDA INTERNA	43.357.467	41.110.642	41.110.642	18.600.000	18.600.000
844	SERVIÇO DA DÍVIDA EXTERNA	1.582.040.309	2.940.522.460	2.940.522.460	4.415.460.824	4.415.460.824

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 52000 MINISTÉRIO DA DEFESA

Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	854.996.658	27.312.277.757	27.312.277.757	29.547.010.316	29.547.010.316
999	RESERVA DE CONTINGÊNCIA	0	5.363.756.374	5.363.756.374	1.885.764.705	1.885.764.705
UO						
52101	MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA	3.455.614.646	4.904.089.334	4.828.859.083	1.984.758.926	1.979.136.414
52111	COMANDO DA AERONÁUTICA	27.178.863.857	28.472.690.697	28.388.361.490	32.190.323.925	32.186.334.510
52121	COMANDO DO EXÉRCITO	53.485.578.044	54.879.342.680	54.738.794.302	59.429.113.152	59.484.689.978
52131	COMANDO DA MARINHA	30.793.874.981	32.051.122.351	32.075.421.879	34.335.459.712	34.359.310.724
52133	SECRETARIA DA COMISSÃO INTERMINISTERIAL PARA OS RECURSOS DO MAR	3.983.171	61.045.990	61.974.091	56.483.268	53.898.560
52211	CAIXA DE FINANCIAMENTO IMOBILIÁRIO DA AERONÁUTICA	3.755.638	6.333.688	6.333.688	4.284.331	4.284.331
52221	INDÚSTRIA DE MATERIAL BÉLICO DO BRASIL - IMBEL	286.040.499	351.071.142	348.191.500	426.148.316	425.346.813
52222	FUNDAÇÃO OSÓRIO	33.339.317	32.615.424	32.323.950	35.324.828	35.324.828
52232	CAIXA DE CONSTRUÇÕES DE CASAS PARA O PESSOAL DA MARINHA - CCCPM	49.369.746	53.779.469	53.779.469	48.199.842	48.199.842
52233	AMAZÔNIA AZUL TECNOLOGIAS DE DEFESA S.A. - AMAZUL	446.572.523	449.949.518	449.819.308	502.711.486	502.711.486
52901	FUNDO DO MINISTÉRIO DA DEFESA	2.098.680	4.997.823	4.997.823	3.824.078	3.824.078
52902	FUNDO DE ADMINISTRAÇÃO DO HOSPITAL DAS FORÇAS ARMADAS	297.121.088	308.506.652	305.131.229	335.788.148	336.925.337
52903	FUNDO DO SERVIÇO MILITAR	8.672.464	26.391.853	26.391.853	22.056.599	22.056.599
52911	FUNDO AERONÁUTICO	4.220.218.106	5.256.048.188	5.241.573.291	6.432.150.046	6.505.745.791
52921	FUNDO DO EXÉRCITO	3.213.208.706	3.631.553.366	3.633.303.366	3.437.516.032	3.435.733.182
52931	FUNDO NAVAL	1.736.491.062	2.686.134.247	2.716.823.525	2.325.033.683	2.443.508.630
52932	FUNDO DE DESENVOLVIMENTO DO ENSINO PROFISSIONAL MARÍTIMO	100.332.667	407.026.768	409.676.768	347.883.428	352.383.428
GND						
1	PESSOAL E ENCARGOS SOCIAIS	96.887.413.139	101.304.172.616	101.304.172.616	107.962.954.966	107.977.688.299
2	JUROS E ENCARGOS DA DIVIDA	657.577.258	815.332.713	815.332.713	1.186.025.592	1.186.025.592
3	OUTRAS DESPESAS CORRENTES	17.602.681.515	18.958.594.907	18.802.783.228	20.038.255.194	20.234.869.904
4	INVESTIMENTOS	9.198.325.378	8.352.392.226	8.247.261.330	7.953.878.702	8.004.885.390
5	INVERSOES FINANCEIRAS	239.187.245	232.785.912	232.785.912	20.196.000	20.196.000
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	963.820.518	2.166.300.389	2.166.300.389	3.248.035.232	3.248.035.232
9	RESERVA DE CONTINGENCIA	0	1.978.286.339	1.978.286.339	1.507.714.114	1.507.714.114

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**74.321.371.353**		**12.983.037.256**	**3.151.056.914**	**13.676.000**			**90.469.141.523**
1001	**20.164.209.157**							**20.164.209.157**
1002	**3.745.162.068**							**3.745.162.068**
1005			**2.738.250.030**					**2.738.250.030**
1009			**5.643.533**					**5.643.533**
1021			**33.792.604**	**27.402.917**				**61.195.521**
1023	**9.189.211.520**							**9.189.211.520**
1049			**19.522.915**					**19.522.915**
1050		**600.000**	**2.223.875.753**	**238.492.300**	**6.520.000**	**18.000.000**	**22.105.799**	**2.509.593.852**
1051				**32.578.112**				**32.578.112**
1052			**1.309.068.655**	**1.807.210.569**			**1.485.608.315**	**4.601.887.539**
1056	**557.734.201**							**557.734.201**
1063			**254.449.316**	**7.250.000**				**261.699.316**
1077			**35.873.734**	**1.312.119.778**				**1.347.993.512**
1081			**5.000.000**	**102.500.000**				**107.500.000**
1090			**17.044.252**					**17.044.252**
1115			**298.265.282**	**127.841.007**				**426.106.289**
1183			**20.772.931**					**20.772.931**
1443						**3.230.035.232**		**3.230.035.232**
1444		**1.185.425.592**						**1.185.425.592**
1449			**271.518.718**	**1.198.433.793**				**1.469.952.511**
9183			**18.754.925**					**18.754.925**
Total	**107.977.688.299**	**1.186.025.592**	**20.234.869.904**	**8.004.885.390**	**20.196.000**	**3.248.035.232**	**1.507.714.114**	**142.179.414.531**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52101 MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.455.614.646	4.904.089.334	4.828.859.083	1.984.758.926	1.979.136.414
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	202.295.513	296.699.310	288.041.830	364.435.288	369.468.302
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	22.874	36.675	36.675	52.925	52.925
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	384.045	442.200	442.200	484.000	484.000
0999	RESERVA DE CONTINGÊNCIA	0	3.385.470.035	3.385.470.035	378.050.591	378.050.591
6111	COOPERAÇÃO DA DEFESA PARA O DESENVOLVIMENTO NACIONAL	2.315.909.722	560.751.715	538.026.948	553.138.240	532.128.703
6112	DEFESA NACIONAL	937.002.491	660.689.399	616.841.395	688.597.882	698.951.893
Funcao						
05	DEFESA NACIONAL	3.436.748.214	1.499.251.771	1.424.021.520	1.585.075.371	1.579.452.859
09	PREVIDÊNCIA SOCIAL	18.459.513	18.888.653	18.888.653	21.096.039	21.096.039
28	ENCARGOS ESPECIAIS	406.919	478.875	478.875	536.925	536.925
99	RESERVA DE CONTINGÊNCIA	0	3.385.470.035	3.385.470.035	378.050.591	378.050.591
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	2.081.404	1.700.000	1.618.604	1.878.858	1.808.214
122	ADMINISTRAÇÃO GERAL	160.850.157	240.181.070	232.155.036	300.037.108	305.581.476
126	TECNOLOGIA DA INFORMAÇÃO	0	12.800.000	12.168.554	12.800.000	12.288.646
151	DEFESA AÉREA	373.110.316	356.000.182	326.026.957	371.406.480	389.064.700
153	DEFESA TERRESTRE	681.412.290	422.145.212	401.349.957	397.986.853	380.014.748
182	DEFESA CIVIL	959.725.228	0	0	0	0
183	INFORMAÇÃO E INTELIGÊNCIA	3.380.959	2.503.191	2.423.610	2.205.952	2.121.039
212	COOPERAÇÃO INTERNACIONAL	22.897.829	27.661.399	26.301.131	33.320.696	31.876.683
244	ASSISTÊNCIA COMUNITÁRIA	699.520.658	0	0	10.400.000	13.164.016
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	18.459.513	18.888.653	18.888.653	21.096.039	21.096.039
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	18.915.672	20.687.047	20.687.047	24.967.498	24.967.498
333	EMPREGABILIDADE	3.171.640	3.630.000	5.050.926	0	0
366	EDUCAÇÃO DE JOVENS E ADULTOS	3.589.467	2.925.000	2.780.705	0	0
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	322.034.279	201.000.000	191.084.288	203.366.239	194.757.601
542	CONTROLE AMBIENTAL	44.702.967	50.000.000	47.804.564	52.000.000	49.294.793
571	DESENVOLVIMENTO CIENTÍFICO	19.207.005	23.430.945	22.311.597	21.461.273	20.578.201
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	67.937.967	73.412.939	70.820.600	83.496.987	87.661.948
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	2.709.965	3.932.013	3.738.934	5.428.177	5.199.034
722	TELECOMUNICAÇÕES	40.816.286	49.313.233	46.910.483	41.512.606	39.084.409
811	DESPORTO DE RENDIMENTO	3.392.799	3.872.000	3.680.987	17.372.001	16.555.210
812	DESPORTO COMUNITÁRIO	3.650.838	345.000	3.395.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	4.047.406	4.191.415	4.191.415	5.971.568	5.971.568
999	RESERVA DE CONTINGÊNCIA	0	3.385.470.035	3.385.470.035	378.050.591	378.050.591
GND						
1	PESSOAL E ENCARGOS SOCIAIS	107.365.906	3.485.098.543	3.485.098.543	503.188.770	517.922.103
3	OUTRAS DESPESAS CORRENTES	1.853.635.691	970.735.206	928.528.069	1.063.391.750	1.065.891.774
4	INVESTIMENTOS	1.494.613.049	448.255.585	415.232.471	418.178.406	395.322.537

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**496.826.064**		**1.064.891.774**	**395.322.537**				**1.957.040.375**
1002	**10.596.626**							**10.596.626**
1056	**10.499.413**							**10.499.413**
1081			**1.000.000**					**1.000.000**
Total	**517.922.103**	**0**	**1.065.891.774**	**395.322.537**	**0**	**0**	**0**	**1.979.136.414**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52101 MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**369.468.302**
	Atividade								**342.937.620**
0032 **2000**	**Administração da Unidade**	05 122							**176.427.665**
0032 2000 **0001**	Administração da Unidade - **Nacional**								176.427.665
			F	3-ODC	2	90	0	1000	156.238.055
			F	4-INV	2	50	0	1000	4.295.973
			F	4-INV	2	90	0	1000	15.893.637
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**3.007.896**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.007.896
			F	3-ODC	1	90	0	1000	3.007.896
0032 **20TP**	**Ativos Civis da União**	05 122							**97.015.779**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								97.015.779
			F	1-PES	1	90	0	1000	97.015.779
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**21.959.602**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								20.423.746
			F	3-ODC	1	90	0	1000	20.423.746
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								1.535.856
			F	3-ODC	1	90	0	1000	1.535.856
0032 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	05 571							**100.000**
0032 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								100.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	50	0	1000	100.000
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	05 122							**1.582.272**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								50.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	0	1000	50.000
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								1.532.272
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	0	1000	1.532.272
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	05 126							**12.288.646**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								12.288.646
			F	3-ODC	2	90	0	1000	11.568.646
			F	4-INV	2	90	0	1000	720.000
0032 **219Z**	**Conservação e Recuperação do Patrimônio da União**	05 122							**14.257.830**
0032 219Z **0001**	Conservação e Recuperação do Patrimônio da União - **Nacional**								14.257.830
	Ativo mantido (unidade): 1		F	3-ODC	2	90	0	1000	14.007.830
			F	4-INV	2	90	0	1000	250.000
0032 **21EP**	**Retribuição no Exterior**	05 122							**1.564.597**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								1.564.597
			F	1-PES	1	90	0	1000	1.564.597
0032 **2867**	**Ativos Militares da União**	05 122							**14.733.333**
0032 2867 **0001**	Ativos Militares da União - **Nacional**								14.733.333
			F	1-PES	1	90	0	1000	14.733.333
	Operação Especial								**26.530.682**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**21.096.039**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								21.096.039
			S	1-PES	1	90	0	1002	10.596.626
			S	1-PES	1	90	0	1056	10.499.413
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**5.434.643**

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52101 MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	09HB	**0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								5.434.643
					F	1-PES	0	91	0	1000	5.434.643
0909			**Operações Especiais: Outros Encargos Especiais**								**52.925**
			Operação Especial								**52.925**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909	00S6	**0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
					F	1-PES	1	90	0	1000	14.121
0909	**00X3**		**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909	00X3	**0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
					S	1-PES	1	90	0	1000	13.000
0909	**0536**		**Benefícios de Legislação Especial**	28 846							**25.804**
0909	0536	**0001**	Benefícios de Legislação Especial - **Nacional**								25.804
					S	3-ODC	1	90	0	1000	25.804
0910			**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**484.000**
			Operação Especial								**484.000**
0910	**00UU**		**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**484.000**
0910	00UU	**0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								484.000
					F	3-ODC	2	80	0	1000	484.000
0999			**Reserva de Contingência**								**378.050.591**
			Operação Especial								**378.050.591**
0999	**0Z01**		**Reserva de Contingência Fiscal - Primária**	99 999							**378.050.591**
0999	0Z01	**6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								378.050.591
					F	1-PES	1	90	0	1000	378.050.591
6111			**Cooperação da Defesa para o Desenvolvimento Nacional**								**532.128.703**
			Atividade								**532.128.703**
6111	**20X4**		**Manutenção e aprimoramento do Centro Gestor e Operacional do Sistema de Proteção da Amazônia – CENSIPAM**	05 542							**49.294.793**
6111	20X4	**0001**	Manutenção e aprimoramento do Centro Gestor e Operacional do Sistema de Proteção da Amazônia – CENSIPAM - **Nacional**								49.294.793
			Sistema mantido (unidade): 1		F	3-ODC	2	90	0	1000	29.824.048
					F	3-ODC	2	90	0	1081	1.000.000
					F	3-ODC	2	91	0	1000	926.571
					F	4-INV	2	90	0	1000	17.544.174
6111	**219C**		**Acolhimento humanitário e interiorização de migrantes em situação de vulnerabilidade e fortalecimento do controle de fronteiras**	05 153							**258.357.083**
6111	219C	**0001**	Acolhimento humanitário e interiorização de migrantes em situação de vulnerabilidade e fortalecimento do controle de fronteiras - **Nacional**								258.357.083
			Atividade realizada (unidade): 1		F	3-ODC	2	90	0	1000	251.956.620
					F	4-INV	2	90	0	1000	6.400.463
6111	**21BJ**		**Desenvolvimento do Desporto e Paradesporto Nacional e Militar**	05 811							**4.186.931**
6111	21BJ	**0001**	Desenvolvimento do Desporto e Paradesporto Nacional e Militar - **Nacional**								4.186.931
			Atleta apoiado (unidade): 7.790		F	3-ODC	2	90	0	1000	4.186.931
6111	**21EM**		**Emprego das Forças Armadas e do Centro Gestor e Operacional do Sistema de Proteção da Amazônia em Apoio a Ações em Terras Indígenas**	05 423							**194.757.601**
6111	21EM	**0001**	Emprego das Forças Armadas e do Centro Gestor e Operacional do Sistema de Proteção da Amazônia em Apoio a Ações em Terras Indígenas - **Nacional**								194.757.601
			Atividade realizada (unidade): 1		F	3-ODC	2	90	0	1000	194.757.601
6111	**21I7**		**Apoio à Participação nos Jogos Mundiais Militares do Conselho Internacional dos Esportes Militares**	05 811							**12.368.279**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52101 MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6111 21I7 **0001**	Apoio à Participação nos Jogos Mundiais Militares do Conselho Internacional dos Esportes Militares - **Nacional**								4.131.773
	Atleta apoiado (unidade): 500		F	3-ODC	2	90	0	1000	4.131.773
6111 21I7 **0002**	Apoio à Participação nos Jogos Mundiais Militares do Conselho Internacional dos Esportes Militares - **Exterior**								8.236.506
	Atleta apoiado (unidade): 501		F	3-ODC	2	90	0	1000	5.796.904
			F	4-INV	2	90	0	1000	2.439.602
6111 **21I8**	**Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional**	05 244							**13.164.016**
6111 21I8 **0001**	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional - **Nacional**								10.363.994
	Pessoa beneficiada (unidade): 3.239		F	3-ODC	2	90	0	1000	9.863.994
			F	4-INV	2	90	0	1000	100.000
			F	4-INV	6	99	0	1000	400.000
6111 21I8 **0024**	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional - **No Estado do Rio Grande do Norte**								250.022
	Pessoa beneficiada (unidade): 100		F	3-ODC	6	90	0	1000	250.022
6111 21I8 **0029**	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional - **No Estado da Bahia**								100.000
	Pessoa beneficiada (unidade): 100		F	3-ODC	6	90	0	1000	100.000
6111 21I8 **0035**	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional - **No Estado de São Paulo**								1.200.000
	Pessoa beneficiada (unidade): 100		F	3-ODC	6	99	0	1000	1.200.000
6111 21I8 **0043**	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional - **No Estado do Rio Grande do Sul**								250.000
	Pessoa beneficiada (unidade): 800		F	3-ODC	6	90	0	1000	250.000
6111 21I8 **0053**	Apoio a Projetos Sociais, Educacionais e de Qualificação Profissional - **No Distrito Federal**								1.000.000
	Pessoa beneficiada (unidade): 301		F	3-ODC	6	90	0	1000	200.000
			F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	99	0	1000	300.000
6112	**Defesa Nacional**								**698.951.893**
	Atividade								**375.855.714**
6112 **20T4**	**Atividades do Centro de Apoio a Sistemas Logísticos de Defesa**	05 121							**1.808.214**
6112 20T4 **0001**	Atividades do Centro de Apoio a Sistemas Logísticos de Defesa - **Nacional**								1.808.214
	Sistema aprimorado (unidade): 1		F	3-ODC	2	90	0	1000	1.598.214
			F	4-INV	2	90	0	1000	210.000
6112 **20X1**	**Participação brasileira em operações de paz e segurança internacionais**	05 212							**21.215.276**
6112 20X1 **0001**	Participação brasileira em operações de paz e segurança internacionais - **Nacional**								21.215.276
	Atividade realizada (unidades/ano): 10		F	3-ODC	2	90	0	1000	20.062.135
			F	4-INV	2	90	0	1000	1.153.141
6112 **20X3**	**Mobilização e Logística para a Defesa Nacional**	05 153							**9.497.450**
6112 20X3 **0001**	Mobilização e Logística para a Defesa Nacional - **Nacional**								9.497.450
	Ação implementada (unidade): 52		F	3-ODC	2	90	0	1000	7.180.604
			F	4-INV	2	90	0	1000	2.316.846
6112 **20X5**	**Operações de Comando e Controle da Defesa Nacional**	05 722							**27.897.527**
6112 20X5 **0001**	Operações de Comando e Controle da Defesa Nacional - **Nacional**								27.897.527
	Atividade realizada (unidade): 1		F	3-ODC	2	90	0	1000	17.005.539
			F	4-INV	2	90	0	1000	10.891.988
6112 **20X6**	**Adequação e Manutenção de Unidades Militares para a Soberania e Integridade Nacional na Região do Calha Norte**	05 153							**26.010.525**
6112 20X6 **0001**	Adequação e Manutenção de Unidades Militares para a Soberania e Integridade Nacional na Região do Calha Norte - **Nacional**								26.010.525
	Unidade adequada (unidade): 95		F	3-ODC	2	90	0	1000	1.915.339
			F	4-INV	2	90	0	1000	24.095.186
6112 **20X7**	**Emprego Conjunto ou Combinado das Forças Armadas**	05 153							**85.649.690**
6112 20X7 **0001**	Emprego Conjunto ou Combinado das Forças Armadas - **Nacional**								85.649.690
	Atividade realizada (unidade): 19		F	3-ODC	2	90	0	1000	84.120.572
			F	4-INV	2	90	0	1000	1.529.118

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52101 MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 **218X**	**Operações de Garantia da Lei e da Ordem**	05 153							**500.000**
6112 218X **0001**	Operações de Garantia da Lei e da Ordem - **Nacional**								500.000
	Operação realizada (unidade): 1		F	3-ODC	2	90	0	1000	500.000
6112 **219W**	**Integração dos Sistemas de Comunicações de Defesa**	05 722							**11.186.882**
6112 219W **0001**	Integração dos Sistemas de Comunicações de Defesa - **Nacional**								11.186.882
	Atividade realizada (unidade): 1		F	3-ODC	2	90	0	1000	871.480
			F	4-INV	2	90	0	1000	10.315.402
6112 **21BI**	**Difusão do Conhecimento sobre Defesa Nacional à Sociedade Brasileira e Interação do Ensino Militar**	05 573							**5.199.034**
6112 21BI **0001**	Difusão do Conhecimento sobre Defesa Nacional à Sociedade Brasileira e Interação do Ensino Militar - **Nacional**								5.199.034
	Atividade desenvolvida (unidade): 46		F	3-ODC	2	90	0	1000	5.184.034
			F	4-INV	2	90	0	1000	15.000
6112 **21BK**	**Manutenção das estruturas do Programa Estratégico de Sistemas Espaciais**	05 151							**13.507.370**
6112 21BK **0001**	Manutenção das estruturas do Programa Estratégico de Sistemas Espaciais - **Nacional**								13.507.370
	Infraestrutura mantida (unidade): 1		F	3-ODC	2	90	0	1000	13.507.370
6112 **21E7**	**Manutenção da Capacidade Operacional dos Meios Aéreos das Forças Armadas**	05 151							**136.975.513**
6112 21E7 **0001**	Manutenção da Capacidade Operacional dos Meios Aéreos das Forças Armadas - **Nacional**								136.975.513
	Manutenção/suprimento realizado (unidade): 5.820		F	3-ODC	2	90	0	1000	136.975.513
6112 **21GO**	**Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa**	05 571							**20.478.201**
6112 21GO **0001**	Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa - **Nacional**								20.478.201
	Instituição apoiada (unidade): 2		F	3-ODC	2	90	0	1000	19.978.201
			F	4-INV	2	90	0	1000	500.000
6112 **21I9**	**Manutenção do Sistema Militar de Defesa Cibernética para a Defesa Nacional**	05 572							**705.529**
6112 21I9 **0001**	Manutenção do Sistema Militar de Defesa Cibernética para a Defesa Nacional - **Nacional**								705.529
	Manutenção/suprimento realizado (unidades/ano): 1		F	3-ODC	2	90	0	1000	705.529
6112 **2866**	**Ações de Caráter Sigiloso**	05 183							**2.121.039**
6112 2866 **0001**	Ações de Caráter Sigiloso - **Nacional**								2.121.039
			F	3-ODC	2	90	0	1000	1.921.039
			F	4-INV	2	90	0	1000	200.000
6112 **2B28**	**Apoio ao desenvolvimento de tecnologias de interesse da Defesa Nacional**	05 572							**2.442.057**
6112 2B28 **0001**	Apoio ao desenvolvimento de tecnologias de interesse da Defesa Nacional - **Nacional**								2.442.057
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	0	1000	2.442.057
6112 **2D55**	**Implementação de Política, Estratégia e Assuntos Internacionais na Área de Defesa**	05 212							**10.661.407**
6112 2D55 **0001**	Implementação de Política, Estratégia e Assuntos Internacionais na Área de Defesa - **Nacional**								10.661.407
	Atividade realizada (unidade): 177		F	3-ODC	2	90	0	1000	10.544.198
			F	4-INV	2	90	0	1000	117.209
	Projeto								**323.096.179**
6112 **123J**	**Aquisição de Helicópteros para Emprego das Forças Armadas**	05 151							**149.527.133**
6112 123J **0001**	Aquisição de Helicópteros para Emprego das Forças Armadas - **Nacional**								149.527.133
	Helicóptero adquirido (unidade): 1		F	3-ODC	3	90	0	1000	290.000
			F	4-INV	3	90	0	1000	149.237.133
6112 **147F**	**Implantação de Sistema de Defesa Cibernética para a Defesa Nacional**	05 572							**75.110.322**
6112 147F **0001**	Implantação de Sistema de Defesa Cibernética para a Defesa Nacional - **Nacional**								75.110.322
	Sistema implantado (% de execução física): 2		F	3-ODC	2	90	0	1000	21.547.560
			F	4-INV	2	90	0	1000	53.136.759
			F	4-INV	6	90	0	1000	426.003
6112 **151S**	**Implantação e Desenvolvimento do Programa Estratégico de Sistemas Espaciais (PESE)**	05 572							**9.404.040**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52101 MINISTÉRIO DA DEFESA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 151S **0001**	Implantação e Desenvolvimento do Programa Estratégico de Sistemas Espaciais (PESE) - **Nacional**								9.404.040
	Infraestrutura implantada (%): 20		F	3-ODC	2	90	0	1000	2.904.040
			F	4-INV	2	90	0	1000	6.500.000
6112 **15W4**	**Aquisição de Helicópteros Leves (Projeto TH-X)**	05 151							**89.054.684**
6112 15W4 **0001**	Aquisição de Helicópteros Leves (Projeto TH-X) - **Nacional**								89.054.684
	Helicóptero adquirido (unidade): 4		F	3-ODC	3	90	0	1000	2.719.781
			F	4-INV	3	90	0	1000	86.334.903
Total									**1.979.136.414**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52111 COMANDO DA AERONÁUTICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		27.178.863.857	28.472.690.697	28.388.361.490	32.190.323.925	32.186.334.510
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	23.147.421.714	23.803.283.572	23.824.408.208	26.202.122.795	26.234.147.268
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	32.626.282	32.626.282	13.292.459	13.292.459
0906	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA EXTERNA (JUROS E AMORTIZAÇÕES)	877.601.075	1.780.239.208	1.780.239.208	3.322.320.887	3.322.320.887
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	341.744.865	427.281.368	427.281.368	359.432.282	359.432.282
6111	COOPERAÇÃO DA DEFESA PARA O DESENVOLVIMENTO NACIONAL	2.049.788	0	0	0	0
6112	DEFESA NACIONAL	2.810.046.417	2.429.260.267	2.323.806.424	2.293.155.502	2.257.141.614
Funcao						
05	DEFESA NACIONAL	19.722.735.434	19.931.692.287	19.847.363.080	21.498.816.982	21.494.827.567
09	PREVIDÊNCIA SOCIAL	6.236.782.484	1.226.679.465	1.226.679.465	1.453.406.151	1.453.406.151
28	ENCARGOS ESPECIAIS	1.219.345.939	7.314.318.945	7.314.318.945	9.238.100.792	9.238.100.792
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	145.614	398.562	398.562	358.706	358.706
122	ADMINISTRAÇÃO GERAL	15.736.768.047	15.940.451.057	15.948.556.824	17.602.617.967	17.624.541.440
151	DEFESA AÉREA	2.563.395.024	2.135.068.317	2.029.402.775	2.013.418.879	1.973.988.110
183	INFORMAÇÃO E INTELIGÊNCIA	3.021.983	5.800.000	6.011.699	4.960.529	4.877.410
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	6.236.782.484	1.226.679.465	1.226.679.465	1.453.406.151	1.453.406.151
301	ATENÇÃO BÁSICA	19.432.917	0	13.018.869	0	10.101.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.311.935.021	1.760.105.969	1.760.105.969	1.774.556.832	1.774.556.832
722	TELECOMUNICAÇÕES	0	0	0	0	3.500.000
812	DESPORTO COMUNITÁRIO	2.049.788	0	0	0	0
844	SERVIÇO DA DÍVIDA EXTERNA	877.601.075	1.780.239.208	1.780.239.208	3.322.320.887	3.322.320.887
846	OUTROS ENCARGOS ESPECIAIS	427.731.904	5.623.948.119	5.623.948.119	6.018.683.974	6.018.683.974
GND						
1	PESSOAL E ENCARGOS SOCIAIS	22.271.581.574	22.753.707.346	22.753.707.346	24.983.514.334	24.983.514.334
2	JUROS E ENCARGOS DA DIVIDA	485.454.061	501.534.326	501.534.326	897.966.777	897.966.777
3	OUTRAS DESPESAS CORRENTES	1.898.860.572	2.043.232.195	2.006.155.599	2.183.439.527	2.193.449.760
4	INVESTIMENTOS	2.130.820.637	1.895.411.948	1.848.159.337	1.687.373.177	1.673.373.529
5	INVERSOES FINANCEIRAS	0	100.000	100.000	13.676.000	13.676.000
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	392.147.014	1.278.704.882	1.278.704.882	2.424.354.110	2.424.354.110

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**17.628.837.070**		**1.920.054.431**	**587.298.653**	**13.676.000**			**20.149.866.154**
1001	**4.116.589.819**							**4.116.589.819**
1002	**1.254.601.498**							**1.254.601.498**
1023	**1.784.681.294**							**1.784.681.294**
1052			**1.876.611**					**1.876.611**
1056	**198.804.653**							**198.804.653**
1443						**2.424.354.110**		**2.424.354.110**
1444		**897.966.777**						**897.966.777**
1449			**271.518.718**	**1.086.074.876**				**1.357.593.594**
Total	**24.983.514.334**	**897.966.777**	**2.193.449.760**	**1.673.373.529**	**13.676.000**	**2.424.354.110**	**0**	**32.186.334.510**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52111 COMANDO DA AERONÁUTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**26.234.147.268**
	Atividade								**19.121.105.884**
0032 **2000**	**Administração da Unidade**	05 122							**111.928.019**
0032 2000 **0001**	Administração da Unidade - **Nacional**								96.767.997
			F	3-ODC	2	90	0	1000	75.766.914
			F	3-ODC	2	90	0	1052	1.876.611
			F	4-INV	2	90	0	1000	19.124.472
0032 2000 **0011**	Administração da Unidade - **No Estado de Rondônia**								1.400.000
			F	3-ODC	6	90	0	1000	300.000
			F	4-INV	6	90	0	1000	1.100.000
0032 2000 **0013**	Administração da Unidade - **No Estado do Amazonas**								1.000.000
			F	4-INV	6	90	0	1000	1.000.000
0032 2000 **0014**	Administração da Unidade - **No Estado de Roraima**								150.000
			F	3-ODC	6	90	0	1000	150.000
0032 2000 **0015**	Administração da Unidade - **No Estado do Pará**								700.000
			F	3-ODC	6	90	0	1000	300.000
			F	4-INV	6	90	0	1000	400.000
0032 2000 **0021**	Administração da Unidade - **No Estado do Maranhão**								200.000
			F	3-ODC	6	90	0	1000	200.000
0032 2000 **0024**	Administração da Unidade - **No Estado do Rio Grande do Norte**								250.022
			F	3-ODC	6	90	0	1000	250.022
0032 2000 **0026**	Administração da Unidade - **No Estado de Pernambuco**								200.000
			F	3-ODC	6	90	0	1000	200.000
0032 2000 **0029**	Administração da Unidade - **No Estado da Bahia**								100.000
			F	3-ODC	6	90	0	1000	100.000
0032 2000 **0031**	Administração da Unidade - **No Estado de Minas Gerais**								950.000
			F	3-ODC	6	90	0	1000	200.000
			F	4-INV	6	90	0	1000	750.000
0032 2000 **0033**	Administração da Unidade - **No Estado do Rio de Janeiro**								4.410.000
			F	3-ODC	6	90	0	1000	1.060.000
			F	4-INV	6	90	0	1000	3.350.000
0032 2000 **0035**	Administração da Unidade - **No Estado de São Paulo**								1.350.000
			F	3-ODC	6	90	0	1000	900.000
			F	4-INV	6	90	0	1000	450.000
0032 2000 **0041**	Administração da Unidade - **No Estado do Paraná**								100.000
			F	3-ODC	6	90	0	1000	100.000
0032 2000 **0043**	Administração da Unidade - **No Estado do Rio Grande do Sul**								2.350.000
			F	3-ODC	6	90	0	1000	450.000
			F	4-INV	6	90	0	1000	1.900.000
0032 2000 **0052**	Administração da Unidade - **No Estado de Goiás**								200.000
			F	3-ODC	6	90	0	1000	200.000
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								1.300.000
			F	3-ODC	6	90	0	1000	300.000
			F	4-INV	6	90	0	1000	1.000.000
0032 2000 **0054**	Administração da Unidade - **No Estado de Mato Grosso do Sul**								500.000
			F	4-INV	6	90	0	1000	500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**392.175.997**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								392.175.997
			F	3-ODC	1	90	0	1000	392.175.997
0032 **20TP**	**Ativos Civis da União**	05 122							**545.914.651**

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52111 COMANDO DA AERONÁUTICA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	20TP	**0001**	Ativos Civis da União - **Nacional**								545.914.651
					F	1-PES	1	90	0	1000	545.914.651
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**1.044.860.120**
0032	212B	**0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								996.384.992
					F	3-ODC	1	90	0	1000	996.384.992
0032	212B	**0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								48.475.128
					F	3-ODC	1	90	0	1000	48.475.128
0032	**214H**		**Inativos Militares da União**	05 122							**8.680.365.029**
0032	214H	**0001**	Inativos Militares da União - **Nacional**								8.680.365.029
					F	1-PES	1	90	0	1000	8.680.365.029
0032	**21EP**		**Retribuição no Exterior**	05 122							**175.595.971**
0032	21EP	**0002**	Retribuição no Exterior - **Exterior**								175.595.971
					F	1-PES	1	90	0	1000	175.595.971
0032	**2865**		**Suprimento de Fardamento**	05 331							**49.427.327**
0032	2865	**0001**	Suprimento de Fardamento - **Nacional**								49.427.327
			Militar atendido (unidade): 37.504		F	3-ODC	1	90	0	1000	46.297.327
					F	4-INV	1	90	0	1000	3.130.000
0032	**2867**		**Ativos Militares da União**	05 122							**8.110.737.770**
0032	2867	**0001**	Ativos Militares da União - **Nacional**								8.110.737.770
					F	1-PES	1	90	0	1000	8.110.737.770
0032	**2E74**		**Estruturação e Modernização de Unidades de Saúde das Forças Armadas**	05 301							**10.101.000**
0032	2E74	**0001**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **Nacional**								250.000
			Unidade apoiada (unidade): 1		S	4-INV	6	90	0	1000	250.000
0032	2E74	**0024**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado do Rio Grande do Norte**								600.000
			Unidade apoiada (unidade): 2		S	4-INV	6	90	0	1000	600.000
0032	2E74	**0026**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado de Pernambuco**								750.000
			Unidade apoiada (unidade): 3		S	4-INV	6	90	0	1000	750.000
0032	2E74	**0033**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado do Rio de Janeiro**								4.750.000
			Unidade apoiada (unidade): 3		S	4-INV	6	90	0	1000	4.750.000
0032	2E74	**0035**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado de São Paulo**								950.000
			Unidade apoiada (unidade): 11		S	3-ODC	6	90	0	1000	500.000
					S	4-INV	6	90	0	1000	450.000
0032	2E74	**0041**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado do Paraná**								1.001.000
			Unidade apoiada (unidade): 7		S	4-INV	6	90	0	1000	1.001.000
0032	2E74	**0042**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado de Santa Catarina**								500.000
			Unidade apoiada (unidade): 1		S	4-INV	6	90	0	1000	500.000
0032	2E74	**0238**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Boa Vista - RR**								1.300.000
			Unidade apoiada (unidade): 3		S	4-INV	6	90	0	1000	1.300.000
			Operação Especial								**7.113.041.384**
0032	**0179**		**Pensões Militares da União**	28 846							**5.556.731.164**
0032	0179	**0001**	Pensões Militares da União - **Nacional**								5.556.731.164
					S	1-PES	1	90	0	1001	3.772.049.870
					S	1-PES	1	90	0	1023	1.784.681.294
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**1.453.406.151**
0032	0181	**0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.453.406.151
					S	1-PES	1	90	0	1002	1.254.601.498
					S	1-PES	1	90	0	1056	198.804.653
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**102.904.069**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52111 COMANDO DA AERONÁUTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								102.904.069
			F	1-PES	0	91	0	1000	102.904.069
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**13.292.459**
	Operação Especial								**13.292.459**
0901 **00QG**	**Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais**	28 846							**13.292.459**
0901 00QG **0001**	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais - **Nacional**								13.292.459
			S	1-PES	1	90	0	1000	13.292.459
0906	**Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)**								**3.322.320.887**
	Operação Especial								**3.322.320.887**
0906 **0284**	**Amortização e Encargos de Financiamento da Dívida Contratual Externa**	28 844							**3.322.320.887**
0906 0284 **0001**	Amortização e Encargos de Financiamento da Dívida Contratual Externa - **Nacional**								3.322.320.887
			F	2-JUR	0	90	0	1444	897.966.777
			F	6-AMO	0	90	0	1443	2.424.354.110
0909	**Operações Especiais: Outros Encargos Especiais**								**359.432.282**
	Operação Especial								**359.432.282**
0909 **00PP**	**Integralização do Capital Social Inicial da Empresa de Projetos Aeroespaciais do Brasil S.A. - ALADA**	05 151							**13.676.000**
0909 00PP **0001**	Integralização do Capital Social Inicial da Empresa de Projetos Aeroespaciais do Brasil S.A. - ALADA - **Nacional**								13.676.000
			F	5-IFI	2	90	0	1000	13.676.000
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**1.189.212**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								1.189.212
			S	3-ODC	1	90	0	1000	1.189.212
0909 **0739**	**Indenização a Anistiados Políticos**	28 846							**344.539.949**
0909 0739 **0001**	Indenização a Anistiados Políticos - **Nacional**								344.539.949
			S	1-PES	1	90	0	1001	344.539.949
6112	**Defesa Nacional**								**2.257.141.614**
	Atividade								**391.518.761**
6112 **20IH**	**Modernização e Revitalização de Aeronaves e Sistemas Embarcados**	05 151							**34.599.981**
6112 20IH **0001**	Modernização e Revitalização de Aeronaves e Sistemas Embarcados - **Nacional**								34.599.981
	Aeronave modernizada/revitalizada (unidade): 37		F	3-ODC	2	90	0	1000	33.099.980
			F	4-INV	6	90	0	1000	1.500.001
6112 **20T4**	**Atividades do Centro de Apoio a Sistemas Logísticos de Defesa**	05 121							**358.706**
6112 20T4 **0001**	Atividades do Centro de Apoio a Sistemas Logísticos de Defesa - **Nacional**								358.706
	Sistema aprimorado (unidade): 1		F	3-ODC	2	90	0	1000	337.706
			F	4-INV	2	90	0	1000	21.000
6112 **212O**	**Movimentação de Militares**	05 331							**288.093.388**
6112 212O **0001**	Movimentação de Militares - **Nacional**								288.093.388
	Militar atendido (unidade): 11.199		F	3-ODC	1	90	0	1000	288.093.388
6112 **217W**	**Operação de Sistemas Espaciais de Observação da Terra**	05 151							**5.811.812**
6112 217W **0001**	Operação de Sistemas Espaciais de Observação da Terra - **Nacional**								5.811.812
	Imagem de satélite disponibilizada (km²): 2.646.416		F	3-ODC	2	90	0	1000	5.811.812
6112 **219D**	**Adequação de Ativos de Infraestrutura das Organizações Militares**	05 151							**54.277.464**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52111 COMANDO DA AERONÁUTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 219D **0001**	Adequação de Ativos de Infraestrutura das Organizações Militares - **Nacional** Organização militar adequada (unidade): 68								50.606.587
			F	3-ODC	2	90	0	1000	2.693.872
			F	4-INV	2	90	0	1000	47.912.715
6112 219D **0053**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Distrito Federal** Organização militar adequada (unidade): 2								3.670.877
			F	4-INV	6	90	0	1000	3.670.877
6112 **219W**	**Integração dos Sistemas de Comunicações de Defesa**	05 722							**3.500.000**
6112 219W **0001**	Integração dos Sistemas de Comunicações de Defesa - **Nacional** Atividade realizada (unidade): 1								3.500.000
			F	4-INV	6	90	0	1000	3.500.000
6112 **2866**	**Ações de Caráter Sigiloso**	05 183							**4.877.410**
6112 2866 **0001**	Ações de Caráter Sigiloso - **Nacional**								4.877.410
			F	3-ODC	2	90	0	1000	4.777.410
			F	4-INV	2	90	0	1000	100.000
	Projeto								**1.865.622.853**
6112 **14T0**	**Aquisição de Aeronaves de Caça e Sistemas Afins - Projeto FX-2**	05 151							**1.358.093.594**
6112 14T0 **0001**	Aquisição de Aeronaves de Caça e Sistemas Afins - Projeto FX-2 - **Nacional** Aeronave adquirida (% de execução física): 5								1.358.093.594
			F	3-ODC	3	90	0	1449	271.518.718
			F	4-INV	3	90	0	1000	500.000
			F	4-INV	3	90	0	1449	1.086.074.876
6112 **14XJ**	**Aquisição de Cargueiro Tático Militar de 10 a 20 Toneladas - Projeto KC-390**	05 151							**507.529.259**
6112 14XJ **0001**	Aquisição de Cargueiro Tático Militar de 10 a 20 Toneladas - Projeto KC-390 - **Nacional** Aeronave adquirida (unidade): 2								507.529.259
			F	3-ODC	3	90	0	1000	19.740.671
			F	4-INV	3	90	0	1000	487.788.588
Total									**32.186.334.510**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		53.485.578.044	54.879.342.680	54.738.794.302	59.429.113.152	59.484.689.978
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	50.481.753.391	51.506.211.442	51.506.677.307	56.065.707.204	56.077.441.576
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	61.754.003	73.426.380	73.426.380	63.414.255	63.414.255
6111	COOPERAÇÃO DA DEFESA PARA O DESENVOLVIMENTO NACIONAL	8.801.000	0	5.080.877	0	12.000.000
6112	DEFESA NACIONAL	2.933.269.650	3.299.704.858	3.153.609.738	3.299.991.693	3.331.834.147
Funcao						
05	DEFESA NACIONAL	37.563.559.164	38.890.135.986	38.749.587.608	42.077.104.022	42.132.680.848
09	PREVIDÊNCIA SOCIAL	15.860.264.876	1.258.188.129	1.258.188.129	1.462.318.816	1.462.318.816
28	ENCARGOS ESPECIAIS	61.754.003	14.731.018.565	14.731.018.565	15.889.690.314	15.889.690.314
Subfuncao						
122	ADMINISTRAÇÃO GERAL	32.344.967.615	32.640.357.404	32.626.663.222	35.794.583.581	35.794.081.920
128	FORMAÇÃO DE RECURSOS HUMANOS	54.131.258	62.800.000	59.706.703	65.000.000	63.679.585
131	COMUNICAÇÃO SOCIAL	1.388.686	1.000.000	980.047	1.000.000	996.983
153	DEFESA TERRESTRE	2.166.323.314	2.409.491.027	2.267.985.088	2.403.312.862	2.435.992.047
183	INFORMAÇÃO E INTELIGÊNCIA	5.104.937	4.500.000	4.275.737	4.500.000	4.344.567
244	ASSISTÊNCIA COMUNITÁRIA	81.263.569	99.335.000	99.335.000	102.500.000	102.500.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	15.860.264.876	1.258.188.129	1.258.188.129	1.462.318.816	1.462.318.816
301	ATENÇÃO BÁSICA	15.310.966	0	14.180.000	0	12.239.050
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.787.682.753	3.566.772.619	3.566.772.619	3.594.367.945	3.594.367.945
368	EDUCAÇÃO BÁSICA	599.461	0	0	0	0
571	DESENVOLVIMENTO CIENTÍFICO	9.200.263	15.500.000	14.727.363	16.600.000	15.819.873
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	10.213.975	10.000.000	9.501.016	10.000.000	11.419.244
781	TRANSPORTE AÉREO	8.801.000	0	5.080.877	0	12.000.000
846	OUTROS ENCARGOS ESPECIAIS	140.325.369	14.811.398.501	14.811.398.501	15.974.929.948	15.974.929.948
GND						
1	PESSOAL E ENCARGOS SOCIAIS	47.827.820.607	48.087.065.677	48.087.065.677	52.559.088.713	52.559.088.713
3	OUTRAS DESPESAS CORRENTES	3.869.267.074	5.037.086.936	4.985.083.650	5.092.290.469	5.106.911.613
4	INVESTIMENTOS	1.788.490.362	1.755.190.067	1.666.644.975	1.777.733.970	1.818.689.652

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**35.207.500.859**		**5.062.757.861**	**1.716.189.652**				**41.986.448.372**
1001	**10.806.270.057**							**10.806.270.057**
1002	**1.297.640.819**							**1.297.640.819**
1023	**5.082.998.981**							**5.082.998.981**
1050			**4.625.896**					**4.625.896**
1056	**164.677.997**							**164.677.997**
1081				**102.500.000**				**102.500.000**
1183			**20.772.931**					**20.772.931**
9183			**18.754.925**					**18.754.925**
Total	**52.559.088.713**	**0**	**5.106.911.613**	**1.818.689.652**	**0**	**0**	**0**	**59.484.689.978**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**56.077.441.576**
	Atividade								**38.703.607.067**
0032 **2000**	**Administração da Unidade**	05 122							**583.239.561**
0032 2000 **0001**	Administração da Unidade - **Nacional**								580.889.560
			F	3-ODC	2	90	0	1000	531.315.298
			F	3-ODC	2	90	0	1050	4.625.896
			F	3-ODC	2	91	0	1000	2.912.288
			F	3-ODC	6	90	0	1000	750.000
			F	4-INV	2	90	0	1000	38.536.078
			F	4-INV	6	90	0	1000	2.750.000
0032 2000 **0014**	Administração da Unidade - **No Estado de Roraima**								500.000
			F	3-ODC	6	90	0	1000	20.000
			F	4-INV	6	90	0	1000	480.000
0032 2000 **0026**	Administração da Unidade - **No Estado de Pernambuco**								650.000
			F	3-ODC	6	90	0	1000	200.000
			F	4-INV	6	90	0	1000	450.000
0032 2000 **0027**	Administração da Unidade - **No Estado de Alagoas**								1
			F	4-INV	6	90	0	1000	1
0032 2000 **0029**	Administração da Unidade - **No Estado da Bahia**								850.000
			F	3-ODC	6	90	0	1000	150.000
			F	4-INV	6	90	0	1000	700.000
0032 2000 **1853**	Administração da Unidade - **No Município de Aracaju - SE**								350.000
			F	3-ODC	6	90	0	1000	350.000
0032 **20TP**	**Ativos Civis da União**	05 122							**460.281.714**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								460.281.714
			F	1-PES	1	90	0	1000	460.281.714
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**2.578.234.344**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.505.528.276
			F	3-ODC	1	90	0	1000	2.505.528.276
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								72.706.068
			F	3-ODC	1	90	0	1000	72.706.068
0032 **214H**	**Inativos Militares da União**	05 122							**16.586.490.362**
0032 214H **0001**	Inativos Militares da União - **Nacional**								16.586.490.362
			F	1-PES	1	90	0	1000	16.586.490.362
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	05 122							**88.608.255**
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								88.608.255
	Agente público beneficiado (unidade): 7.462		F	3-ODC	2	90	0	1000	88.608.255
0032 **21EP**	**Retribuição no Exterior**	05 122							**168.783.722**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								168.783.722
			F	1-PES	1	90	0	1000	168.783.722
0032 **2865**	**Suprimento de Fardamento**	05 331							**318.054.770**
0032 2865 **0001**	Suprimento de Fardamento - **Nacional**								318.054.770
	Militar atendido (unidade): 169.693		F	3-ODC	1	90	0	1000	278.030.000
			F	3-ODC	1	91	0	1000	24.770
			F	4-INV	1	90	0	1000	40.000.000
0032 **2867**	**Ativos Militares da União**	05 122							**17.906.678.306**
0032 2867 **0001**	Ativos Militares da União - **Nacional**								17.906.678.306
			F	1-PES	1	90	0	1000	17.906.678.306
0032 **2E74**	**Estruturação e Modernização de Unidades de Saúde das Forças Armadas**	05 301							**12.239.050**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	2E74	**0001**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **Nacional** Unidade apoiada (unidade): 2								460.000
					S	3-ODC	6	90	0	1000	120.000
					S	4-INV	6	90	0	1000	340.000
0032	2E74	**0033**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado do Rio de Janeiro** Unidade apoiada (unidade): 1								3.710.000
					S	4-INV	6	90	0	1000	3.710.000
0032	2E74	**0116**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Porto Velho - RO** Unidade apoiada (unidade): 1								200.000
					S	4-INV	6	90	0	1000	200.000
0032	2E74	**0269**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Belém - PA** Unidade apoiada (unidade): 1								469.000
					S	4-INV	6	90	0	1000	469.000
0032	2E74	**1262**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Natal - RN** Unidade apoiada (unidade): 1								400.000
					S	4-INV	6	90	0	1000	400.000
0032	2E74	**1689**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Petrolina - PE** Unidade apoiada (unidade): 1								450.000
					S	4-INV	6	90	0	1000	450.000
0032	2E74	**1695**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Recife - PE** Unidade apoiada (unidade): 1								300.000
					S	4-INV	6	90	0	1000	300.000
0032	2E74	**3132**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Sete Lagoas - MG** Unidade apoiada (unidade): 1								200.000
					S	4-INV	6	90	0	1000	200.000
0032	2E74	**3336**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Resende - RJ** Unidade apoiada (unidade): 1								900.000
					S	4-INV	6	90	0	1000	900.000
0032	2E74	**3341**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município do Rio de Janeiro - RJ** Unidade apoiada (unidade): 1								300.000
					S	4-INV	6	90	0	1000	300.000
0032	2E74	**3474**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Campinas - SP** Unidade apoiada (unidade): 2								450.050
					S	4-INV	6	90	0	1000	450.050
0032	2E74	**3928**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de São Paulo - SP** Unidade apoiada (unidade): 1								500.000
					S	4-INV	6	90	0	1000	500.000
0032	2E74	**4104**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Curitiba - PR** Unidade apoiada (unidade): 1								700.000
					S	4-INV	6	90	0	1000	700.000
0032	2E74	**4320**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Rio Negro - PR** Unidade apoiada (unidade): 1								300.000
					S	4-INV	6	90	0	1000	300.000
0032	2E74	**5013**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Pelotas - RS** Unidade apoiada (unidade): 1								300.000
					S	4-INV	6	90	0	1000	300.000
0032	2E74	**5027**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Porto Alegre - RS** Unidade apoiada (unidade): 2								2.150.000
					S	4-INV	6	90	0	1000	2.150.000
0032	2E74	**5066**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Município de Santa Maria - RS** Unidade apoiada (unidade): 1								450.000
					S	4-INV	6	90	0	1000	450.000
0032	**4641**		**Publicidade de Utilidade Pública**	05 131							**996.983**
0032	4641	**0001**	Publicidade de Utilidade Pública - **Nacional**								996.983
					F	3-ODC	2	90	0	1000	996.983
			Operação Especial								**17.373.834.509**
0032	**0179**		**Pensões Militares da União**	28 846							**15.826.276.059**
0032	0179	**0001**	Pensões Militares da União - **Nacional**								15.826.276.059
					S	1-PES	1	90	0	1001	10.743.277.078
					S	1-PES	1	90	0	1023	5.082.998.981
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**1.462.318.816**
0032	0181	**0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.462.318.816
					S	1-PES	1	90	0	1002	1.297.640.819
					S	1-PES	1	90	0	1056	164.677.997

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**85.239.634**
0032	09HB	**0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								85.239.634
					F	1-PES	0	91	0	1000	85.239.634
0909			**Operações Especiais: Outros Encargos Especiais**								**63.414.255**
			Operação Especial								**63.414.255**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909	00S6	**0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
					F	1-PES	1	90	0	1000	14.121
0909	**00X3**		**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909	00X3	**0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
					S	1-PES	1	90	0	1000	13.000
0909	**0536**		**Benefícios de Legislação Especial**	28 846							**394.155**
0909	0536	**0001**	Benefícios de Legislação Especial - **Nacional**								394.155
					S	3-ODC	1	90	0	1000	394.155
0909	**0739**		**Indenização a Anistiados Políticos**	28 846							**62.992.979**
0909	0739	**0001**	Indenização a Anistiados Políticos - **Nacional**								62.992.979
					S	1-PES	1	90	0	1001	62.992.979
6111			**Cooperação da Defesa para o Desenvolvimento Nacional**								**12.000.000**
			Projeto								**12.000.000**
6111	**7XM8**		**Implantação de Aeródromo em Santa Rosa do Purus/AC**	05 781							**12.000.000**
6111	7XM8	**0168**	Implantação de Aeródromo em Santa Rosa do Purus/AC - **No Município de Santa Rosa do Purus - AC**								12.000.000
			% de execução física (%): 1		F	4-INV	7	90	0	1000	12.000.000
6112			**Defesa Nacional**								**3.331.834.147**
			Atividade								**1.682.244.095**
6112	**20XE**		**Manutenção e Modernização de Sistemas de Comando e Controle do Exército**	05 153							**71.556.351**
6112	20XE	**0001**	Manutenção e Modernização de Sistemas de Comando e Controle do Exército - **Nacional**								71.106.351
			Sistema mantido (% de execução): 100		F	3-ODC	2	90	0	1000	45.259.352
					F	3-ODC	2	91	0	1000	18.034
					F	4-INV	2	90	0	1000	25.223.965
					F	4-INV	6	90	0	1000	605.000
6112	20XE	**0020**	Manutenção e Modernização de Sistemas de Comando e Controle do Exército - **Na Região Nordeste**								150.000
			Sistema mantido (% de execução): 1		F	4-INV	6	90	0	1000	150.000
6112	20XE	**0035**	Manutenção e Modernização de Sistemas de Comando e Controle do Exército - **No Estado de São Paulo**								300.000
			Sistema mantido (% de execução): 10		F	4-INV	6	90	0	1000	300.000
6112	**20XH**		**Realização de Ações de Cooperação do Exército - Obras de Engenharia**	05 244							**102.500.000**
6112	20XH	**0001**	Realização de Ações de Cooperação do Exército - Obras de Engenharia - **Nacional**								102.500.000
			Cooperação realizada (unidade): 4		F	4-INV	2	90	0	1081	102.500.000
6112	**20XJ**		**Desenvolvimento Tecnológico do Exército**	05 571							**15.819.873**
6112	20XJ	**0001**	Desenvolvimento Tecnológico do Exército - **Nacional**								15.819.873
			Projeto de pesquisa e desenvolvimento apoiado (unidade): 10		F	3-ODC	2	90	0	1000	7.371.793
					F	3-ODC	2	91	0	1000	44.426
					F	4-INV	2	90	0	1000	8.403.654
6112	**212O**		**Movimentação de Militares**	05 331							**698.078.831**
6112	212O	**0001**	Movimentação de Militares - **Nacional**								698.078.831
			Militar atendido (unidade): 15.500		F	3-ODC	1	90	0	1000	698.078.831
6112	**219D**		**Adequação de Ativos de Infraestrutura das Organizações Militares**	05 153							**137.027.284**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 219D **0001**	Adequação de Ativos de Infraestrutura das Organizações Militares - **Nacional**								134.897.283
	Organização militar adequada (unidade): 630		F	3-ODC	2	90	0	1000	92.596.904
			F	3-ODC	2	91	0	1000	94.000
			F	3-ODC	6	90	0	1000	8.967.000
			F	4-INV	2	90	0	1000	26.277.379
			F	4-INV	6	90	0	1000	6.962.000
6112 219D **0016**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado do Amapá**								230.000
	Organização militar adequada (unidade): 1		F	4-INV	6	90	0	1000	230.000
6112 219D **0029**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado da Bahia**								120.000
	Organização militar adequada (unidade): 2		F	4-INV	6	90	0	1000	120.000
6112 219D **0031**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado de Minas Gerais**								100.000
	Organização militar adequada (unidade): 10		F	4-INV	6	90	0	1000	100.000
6112 219D **0041**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado do Paraná**								1.380.000
	Organização militar adequada (unidade): 1		F	4-INV	6	90	0	1000	1.380.000
6112 219D **0042**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado de Santa Catarina**								1
	Organização militar adequada (unidade): 0		F	4-INV	6	90	0	1000	1
6112 219D **0053**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Distrito Federal**								300.000
	Organização militar adequada (unidade): 2		F	4-INV	6	90	0	1000	300.000
6112 **21A0**	**Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa**	05 153							**578.940.433**
6112 21A0 **0001**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **Nacional**								571.402.433
	Organização militar aprestada (unidade): 810		F	3-ODC	2	90	0	1000	509.430.831
			F	3-ODC	2	91	0	1000	60.000
			F	3-ODC	6	90	0	1000	1.010.000
			F	4-INV	2	90	0	1000	52.509.535
			F	4-INV	6	90	0	1000	8.392.067
6112 21A0 **0016**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Amapá**								200.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	200.000
6112 21A0 **0023**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Ceará**								250.000
	Organização militar aprestada (unidade): 1		F	3-ODC	6	90	0	1000	50.000
			F	4-INV	6	90	0	1000	200.000
6112 21A0 **0026**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado de Pernambuco**								320.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	320.000
6112 21A0 **0028**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado de Sergipe**								450.000
	Organização militar aprestada (unidade): 1		F	3-ODC	6	90	0	1000	450.000
6112 21A0 **0031**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado de Minas Gerais**								150.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	150.000
6112 21A0 **0032**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Espírito Santo**								200.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	200.000
6112 21A0 **0033**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Rio de Janeiro**								1.000.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	1.000.000
6112 21A0 **0035**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado de São Paulo**								1.500.000
	Organização militar aprestada (unidade): 488		F	4-INV	6	90	0	1000	1.500.000
6112 21A0 **0041**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Paraná**								368.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	368.000
6112 21A0 **0042**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado de Santa Catarina**								350.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	350.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112	21A0	**0043**	Apresentamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Rio Grande do Sul**								1.000.000
			Organização militar aprestada (unidade): 821		F	4-INV	6	90	0	1000	1.000.000
6112	21A0	**3166**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Município de Uberlândia - MG**								850.000
			Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	850.000
6112	21A0	**3928**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Município de São Paulo - SP**								400.000
			Organização militar aprestada (unidade): 50		F	3-ODC	6	90	0	1000	200.000
					F	4-INV	6	90	0	1000	200.000
6112	21A0	**5218**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Município de Campo Grande - MS**								500.000
			Organização militar aprestada (unidade): 10		F	4-INV	6	90	0	1000	500.000
6112	**21D1**		**Gerenciamento, Melhoria, Modernização e Recuperação de Sistemas de Artilharia Antiaérea**	05 153							**4.677.648**
6112	21D1	**0001**	Gerenciamento, Melhoria, Modernização e Recuperação de Sistemas de Artilharia Antiaérea - **Nacional**								4.677.648
			Equipamento modernizado (unidade): 4		F	3-ODC	2	90	0	1000	600.000
					F	4-INV	2	90	0	1000	4.077.648
6112	**2866**		**Ações de Caráter Sigiloso**	05 183							**4.344.567**
6112	2866	**0001**	Ações de Caráter Sigiloso - **Nacional**								4.344.567
					F	3-ODC	2	90	0	1000	2.899.459
					F	3-ODC	2	91	0	1000	55.000
					F	4-INV	2	90	0	1000	1.390.108
6112	**2900**		**Seleção para o Serviço Militar e Apresentação da Reserva em Disponibilidade**	05 153							**5.619.523**
6112	2900	**0001**	Seleção para o Serviço Militar e Apresentação da Reserva em Disponibilidade - **Nacional**								5.619.523
			Atendimento realizado (unidade): 575.000		F	3-ODC	2	90	0	1000	4.344.762
					F	3-ODC	2	91	0	1000	70.000
					F	4-INV	2	90	0	1000	1.204.761
6112	**8965**		**Capacitação Profissional Militar do Exército Brasileiro**	05 128							**63.679.585**
6112	8965	**0001**	Capacitação Profissional Militar do Exército Brasileiro - **Nacional**								63.679.585
			Aluno capacitado (unidade): 36.000		F	3-ODC	2	90	0	1000	57.293.417
					F	3-ODC	2	91	0	1000	1.066.691
					F	4-INV	2	90	0	1000	5.319.477
			Projeto								**1.649.590.052**
6112	**13DB**		**Aquisição de Sistemas de Artilharia Antiaérea**	05 153							**12.135.508**
6112	13DB	**0001**	Aquisição de Sistemas de Artilharia Antiaérea - **Nacional**								12.135.508
			Equipamento obtido (unidade): 186		F	3-ODC	2	90	0	1000	200.000
					F	4-INV	2	90	0	1000	11.935.508
6112	**147F**		**Implantação de Sistema de Defesa Cibernética para a Defesa Nacional**	05 572							**11.419.244**
6112	147F	**0001**	Implantação de Sistema de Defesa Cibernética para a Defesa Nacional - **Nacional**								11.419.244
			Sistema implantado (% de execução física): 3		F	3-ODC	2	90	0	1000	2.586.855
					F	4-INV	2	90	0	1000	8.832.389
6112	**14LW**		**Implantação do Sistema de Defesa Estratégico ASTROS**	05 153							**32.562.182**
6112	14LW	**0001**	Implantação do Sistema de Defesa Estratégico ASTROS - **Nacional**								32.562.182
			Sistema implantado (% de execução física): 1		F	3-ODC	3	90	0	1000	1.983.841
					F	3-ODC	3	91	0	1000	135.000
					F	4-INV	3	90	0	1000	30.443.341
6112	**14T4**		**Implantação do Projeto Forças Blindadas**	05 153							**513.050.844**
6112	14T4	**0001**	Implantação do Projeto Forças Blindadas - **Nacional**								513.050.844
			Blindado adquirido (unidade): 57		F	3-ODC	3	90	0	1000	42.993.180
					F	3-ODC	3	91	0	1000	60.000
					F	4-INV	3	90	0	1000	469.997.664
6112	**14T5**		**Implantação do Sistema Integrado de Monitoramento de Fronteiras - SISFRON**	05 153							**267.534.705**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52121 COMANDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 14T5 **0001**	Implantação do Sistema Integrado de Monitoramento de Fronteiras - SISFRON - **Nacional**								267.534.705
	Sistema implantado (% de execução): 2		F	3-ODC	3	90	0	1000	77.756.437
			F	3-ODC	3	90	0	1183	20.772.931
			F	3-ODC	3	90	0	9183	18.754.925
			F	3-ODC	3	91	0	1000	657.600
			F	4-INV	3	90	0	1000	149.592.812
6112 **156M**	**Modernização e Transformação Estratégica e Operacional do Exército Brasileiro**	05 153							**189.335.825**
6112 156M **0001**	Modernização e Transformação Estratégica e Operacional do Exército Brasileiro - **Nacional**								179.335.825
	Organização militar instalada/adequada (unidade): 34		F	3-ODC	2	90	0	1000	10.635.743
			F	4-INV	2	90	0	1000	168.700.082
6112 156M **7003**	Modernização e Transformação Estratégica e Operacional do Exército Brasileiro - **Obra para Implantação do Parque Urbano de Rio Branco - No Município de Rio Branco - AC**								10.000.000
	Organização militar instalada/adequada (unidade): 1		F	4-INV	7	90	0	1000	10.000.000
6112 **15W6**	**Implantação do Programa Estratégico do Exército LUCERNA (Prg EE LUCERNA)**	05 153							**4.786.585**
6112 15W6 **0001**	Implantação do Programa Estratégico do Exército LUCERNA (Prg EE LUCERNA) - **Nacional**								4.786.585
	Sistema modernizado (% de execução): 6		F	3-ODC	2	90	0	1000	2.604.394
			F	4-INV	2	90	0	1000	2.182.191
6112 **162N**	**Implantação do Complexo de Saúde General-de-Brigada Médico João Severiano da Fonseca**	05 153							**100.000**
6112 162N **5664**	Implantação do Complexo de Saúde General-de-Brigada Médico João Severiano da Fonseca - **Em Brasília - DF**								100.000
	Complexo implantado (% de execução física): 1		F	4-INV	2	90	0	1000	100.000
6112 **162O**	**Implantação da Escola de Sargentos do Exército**	05 153							**5.433.040**
6112 162O **0026**	Implantação da Escola de Sargentos do Exército - **No Estado de Pernambuco**								5.354.148
	Escola implantada (% de execução física): 2								(VETADO)
			F	3-ODC	7	90	0	1000	2.354.148
			F	4-INV	7	90	0	1000	2.900.000
6112 162O **1695**	Implantação da Escola de Sargentos do Exército - **No Município de Recife - PE**								78.892
	Escola implantada (% de execução física): 1		F	3-ODC	2	90	0	1000	78.892
6112 **3138**	**Implantação do Sistema de Aviação do Exército**	05 153							**539.806.705**
6112 3138 **0001**	Implantação do Sistema de Aviação do Exército - **Nacional**								539.806.705
	Sistema de aviação implantado (% de execução física): 9		F	3-ODC	3	90	0	1000	5.088.477
			F	4-INV	3	90	0	1000	534.718.228
6112 **7XN4**	**Implantação do Colégio Militar de São Paulo (CMSP)**	05 153							**57.619.586**
6112 7XN4 **3928**	Implantação do Colégio Militar de São Paulo (CMSP) - **No Município de São Paulo - SP**								57.619.586
	Escola implantada (% de execução física): 11		F	3-ODC	2	90	0	1000	2.756.701
			F	4-INV	2	90	0	1000	54.862.885
6112 **7XT4**	**Ampliação e Adequação do Hospital Geral de Salvador (HGeS)**	05 153							**15.805.828**
6112 7XT4 **2261**	Ampliação e Adequação do Hospital Geral de Salvador (HGeS) - **No Município de Salvador - BA**								15.805.828
	Hospital ampliado (% de execução física): 6		F	3-ODC	2	90	0	1000	700.000
			F	4-INV	2	90	0	1000	15.105.828
Total									**59.484.689.978**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52131 COMANDO DA MARINHA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		30.793.874.981	32.051.122.351	32.075.421.879	34.335.459.712	34.359.310.724
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	27.470.424.294	27.976.641.281	27.977.162.016	30.971.958.277	30.976.156.642
0906	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA EXTERNA (JUROS E AMORTIZAÇÕES)	704.439.234	1.160.283.252	1.160.283.252	1.093.139.937	1.093.139.937
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	177.823.081	204.417.264	204.417.264	191.618.161	191.618.161
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	90.695	82.500	82.500	82.500	82.500
0999	RESERVA DE CONTINGÊNCIA	0	126.428.695	126.428.695	0	0
6112	DEFESA NACIONAL	2.441.097.677	2.583.269.359	2.607.048.152	2.078.660.837	2.098.313.484
Funcao						
05	DEFESA NACIONAL	22.332.993.482	22.896.255.392	22.920.554.920	24.514.738.022	24.538.589.034
09	PREVIDÊNCIA SOCIAL	7.578.528.490	1.100.510.659	1.100.510.659	1.307.629.719	1.307.629.719
28	ENCARGOS ESPECIAIS	882.353.010	7.927.927.605	7.927.927.605	8.513.091.971	8.513.091.971
99	RESERVA DE CONTINGÊNCIA	0	126.428.695	126.428.695	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	0	4.071	4.071	0	0
122	ADMINISTRAÇÃO GERAL	18.183.210.491	18.325.826.886	18.321.637.621	20.352.123.977	20.351.966.342
152	DEFESA NAVAL	1.489.864.856	1.138.978.437	1.161.320.477	697.544.574	719.814.092
183	INFORMAÇÃO E INTELIGÊNCIA	218.332	255.000	1.355.000	114.343	114.343
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	7.578.528.490	1.100.510.659	1.100.510.659	1.307.629.719	1.307.629.719
301	ATENÇÃO BÁSICA	9.057.968	0	4.710.000	0	4.356.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.996.119.591	2.286.079.844	2.286.079.844	2.372.119.178	2.372.119.178
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	594.241.183	1.082.802.102	1.083.138.855	1.019.772.171	1.017.155.300
844	SERVIÇO DA DÍVIDA EXTERNA	704.439.234	1.160.283.252	1.160.283.252	1.093.139.937	1.093.139.937
846	OUTROS ENCARGOS ESPECIAIS	238.194.837	6.829.953.405	6.829.953.405	7.493.015.813	7.493.015.813
999	RESERVA DE CONTINGÊNCIA	0	126.428.695	126.428.695	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	25.913.099.098	26.170.139.797	26.170.139.797	29.066.716.468	29.066.716.468
2	JUROS E ENCARGOS DA DIVIDA	166.668.265	312.228.629	312.228.629	287.458.815	287.458.815
3	OUTRAS DESPESAS CORRENTES	2.061.775.344	2.342.774.533	2.347.589.604	2.607.996.056	2.622.094.105
4	INVESTIMENTOS	2.114.561.305	2.251.496.074	2.270.980.531	1.567.607.251	1.577.360.214
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	537.770.969	848.054.623	848.054.623	805.681.122	805.681.122
9	RESERVA DE CONTINGENCIA	0	126.428.695	126.428.695	0	0

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**20.341.214.877**		**2.586.220.371**	**152.881.519**				**23.080.316.767**
1001	**5.096.340.627**							**5.096.340.627**
1002	**1.166.474.764**							**1.166.474.764**
1023	**2.321.531.245**							**2.321.531.245**
1056	**141.154.955**							**141.154.955**
1077			**35.873.734**	**1.312.119.778**				**1.347.993.512**
1443						**805.681.122**		**805.681.122**
1444		**287.458.815**						**287.458.815**
1449				**112.358.917**				**112.358.917**
Total	**29.066.716.468**	**287.458.815**	**2.622.094.105**	**1.577.360.214**	**0**	**805.681.122**	**0**	**34.359.310.724**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52131 COMANDO DA MARINHA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**30.976.156.642**
	Atividade								**22.367.211.771**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**605.132.575**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								605.132.575
			F	3-ODC	1	90	0	1000	605.132.575
0032 **20TP**	**Ativos Civis da União**	05 122							**383.759.318**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								383.759.318
			F	1-PES	1	90	0	1000	383.759.318
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**1.313.716.943**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.212.025.499
			F	3-ODC	1	90	0	1000	1.212.025.499
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								101.691.444
			F	3-ODC	1	90	0	1000	101.691.444
0032 **214H**	**Inativos Militares da União**	05 122							**9.975.003.727**
0032 214H **0001**	Inativos Militares da União - **Nacional**								9.975.003.727
			F	1-PES	1	90	0	1000	9.975.003.727
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	05 122							**83.842.365**
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								83.842.365
	Agente público beneficiado (unidade): 329		F	3-ODC	2	90	0	1000	83.842.365
0032 **21EP**	**Retribuição no Exterior**	05 122							**289.065.514**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								289.065.514
			F	1-PES	1	90	0	1000	289.065.514
0032 **2865**	**Suprimento de Fardamento**	05 331							**92.039.911**
0032 2865 **0001**	Suprimento de Fardamento - **Nacional**								92.039.911
	Militar atendido (unidade): 38.000		F	3-ODC	1	90	0	1000	91.539.911
			F	4-INV	1	90	0	1000	500.000
0032 **2867**	**Ativos Militares da União**	05 122							**9.620.295.418**
0032 2867 **0001**	Ativos Militares da União - **Nacional**								9.620.295.418
			F	1-PES	1	90	0	1000	9.620.295.418
0032 **2E74**	**Estruturação e Modernização de Unidades de Saúde das Forças Armadas**	05 301							**4.356.000**
0032 2E74 **0001**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **Nacional**								3.576.000
	Unidade apoiada (unidade): 5		S	3-ODC	6	90	0	1000	200.000
			S	4-INV	6	90	0	1000	3.376.000
0032 2E74 **0026**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado de Pernambuco**								410.000
	Unidade apoiada (unidade): 2		S	3-ODC	6	90	0	1000	150.000
			S	4-INV	6	90	0	1000	260.000
0032 2E74 **0029**	Estruturação e Modernização de Unidades de Saúde das Forças Armadas - **No Estado da Bahia**								370.000
	Unidade apoiada (unidade): 2		S	4-INV	6	90	0	1000	370.000
	Operação Especial								**8.608.944.871**
0032 **0179**	**Pensões Militares da União**	28 846							**7.228.251.373**
0032 0179 **0001**	Pensões Militares da União - **Nacional**								7.228.251.373
			S	1-PES	1	90	0	1001	4.906.720.128
			S	1-PES	1	90	0	1023	2.321.531.245
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.307.629.719**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.307.629.719
			S	1-PES	1	90	0	1002	1.166.474.764
			S	1-PES	1	90	0	1056	141.154.955
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**73.063.779**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52131 COMANDO DA MARINHA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								73.063.779
			F	1-PES	0	91	0	1000	73.063.779
0906	**Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)**								**1.093.139.937**
	Operação Especial								**1.093.139.937**
0906 **0284**	**Amortização e Encargos de Financiamento da Dívida Contratual Externa**	28 844							**1.093.139.937**
0906 0284 **0001**	Amortização e Encargos de Financiamento da Dívida Contratual Externa - **Nacional**								1.093.139.937
			F	2-JUR	0	90	0	1444	287.458.815
			F	6-AMO	0	90	0	1443	805.681.122
0909	**Operações Especiais: Outros Encargos Especiais**								**191.618.161**
	Operação Especial								**191.618.161**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**1.970.541**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								1.970.541
			S	3-ODC	1	90	0	1000	1.970.541
0909 **0739**	**Indenização a Anistiados Políticos**	28 846							**189.620.499**
0909 0739 **0001**	Indenização a Anistiados Políticos - **Nacional**								189.620.499
			S	1-PES	1	90	0	1001	189.620.499
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**82.500**
	Operação Especial								**82.500**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**82.500**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								82.500
			F	3-ODC	2	80	0	1000	82.500
6112	**Defesa Nacional**								**2.098.313.484**
	Atividade								**607.109.428**
6112 **20XO**	**Desenvolvimento Tecnológico da Marinha**	05 572							**3.255.665**
6112 20XO **0001**	Desenvolvimento Tecnológico da Marinha - **Nacional**								3.255.665
	Projeto de pesquisa e desenvolvimento apoiado (unidade): 2		F	3-ODC	2	90	0	1000	1.147.842
			F	4-INV	2	50	0	1000	1.607.823
			F	4-INV	6	90	0	1000	500.000
6112 **212O**	**Movimentação de Militares**	05 331							**361.229.749**
6112 212O **0001**	Movimentação de Militares - **Nacional**								361.229.749
	Militar atendido (unidade): 15.000		F	3-ODC	1	90	0	1000	361.229.749
6112 **219D**	**Adequação de Ativos de Infraestrutura das Organizações Militares**	05 152							**45.045.262**
6112 219D **0001**	Adequação de Ativos de Infraestrutura das Organizações Militares - **Nacional**								40.984.254
	Organização militar adequada (unidade): 75		F	3-ODC	2	90	0	1000	3.288.817
			F	3-ODC	6	90	0	1000	11.597.048
			F	3-ODC	6	99	0	1000	750.000
			F	4-INV	2	90	0	1000	12.895.559
			F	4-INV	6	90	0	1000	12.452.830
6112 219D **0029**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado da Bahia**								150.000
	Organização militar adequada (unidade): 10		F	4-INV	6	90	0	1000	150.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52131 COMANDO DA MARINHA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112	219D	**0031**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado de Minas Gerais**								100.000
			Organização militar adequada (unidade): 10		F	4-INV	6	99	0	1000	100.000
6112	219D	**0032**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado do Espírito Santo**								7
			Organização militar adequada (unidade): 0		F	4-INV	6	90	0	1000	7
6112	219D	**0033**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado do Rio de Janeiro**								1.200.000
			Organização militar adequada (unidade): 2		F	3-ODC	6	90	0	1000	1.000.000
					F	4-INV	6	99	0	1000	200.000
6112	219D	**0040**	Adequação de Ativos de Infraestrutura das Organizações Militares - **Na Região Sul**								1.000
			Organização militar adequada (unidade): 5		F	3-ODC	6	90	0	1000	1.000
6112	219D	**0041**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado do Paraná**								1.000.000
			Organização militar adequada (unidade): 1		F	4-INV	6	90	0	1000	1.000.000
6112	219D	**0042**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado de Santa Catarina**								1
			Organização militar adequada (unidade): 0		F	4-INV	6	90	0	1000	1
6112	219D	**0043**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Estado do Rio Grande do Sul**								960.000
			Organização militar adequada (unidade): 4		F	4-INV	6	90	0	1000	960.000
6112	219D	**0053**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Distrito Federal**								250.000
			Organização militar adequada (unidade): 10		F	4-INV	6	90	0	1000	250.000
6112	219D	**1795**	Adequação de Ativos de Infraestrutura das Organizações Militares - **No Município de Maceió - AL**								400.000
			Organização militar adequada (unidade): 1		F	3-ODC	6	90	0	1000	400.000
6112	**21A0**		**Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa**	05 152							**900.000**
6112	21A0	**0001**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **Nacional**								900.000
			Organização militar aprestada (unidade): 1		F	4-INV	6	90	0	1000	900.000
6112	**21CL**		**Recomposição do Núcleo do Poder Naval**	05 152							**195.194.087**
6112	21CL	**0001**	Recomposição do Núcleo do Poder Naval - **Nacional**								195.194.087
			Capacidade operacional recuperada (unidade): 32		F	3-ODC	2	90	0	1000	70.424.359
					F	3-ODC	2	90	0	1077	33.743.234
					F	4-INV	2	90	0	1000	33.956.494
					F	4-INV	2	90	0	1077	57.070.000
6112	**21IO**		**Disponibilização de Embarcações Integrantes do Programa Fragatas Classe Tamandaré (PFCT)**	05 152							**1.370.322**
6112	21IO	**0001**	Disponibilização de Embarcações Integrantes do Programa Fragatas Classe Tamandaré (PFCT) - **Nacional**								1.370.322
			Fragata disponibilizada (unidade): 2		F	3-ODC	3	90	0	1000	1.370.322
6112	**2866**		**Ações de Caráter Sigiloso**	05 183							**114.343**
6112	2866	**0001**	Ações de Caráter Sigiloso - **Nacional**								114.343
					F	3-ODC	2	90	0	1000	114.343
			Projeto								**1.491.204.056**
6112	**123G**		**Implantação de Estaleiro e Base Naval para Construção e Manutenção de Submarinos Convencionais e Nucleares**	05 152							**195.527.526**
6112	123G	**0001**	Implantação de Estaleiro e Base Naval para Construção e Manutenção de Submarinos Convencionais e Nucleares - **Nacional**								195.527.526
			Infraestrutura implantada (% de execução física): 1		F	4-INV	3	90	0	1000	25.363.051
					F	4-INV	3	90	0	1077	170.164.475
6112	**123H**		**Construção de Submarino de Propulsão Nuclear**	05 572							**235.102.387**
6112	123H	**0001**	Construção de Submarino de Propulsão Nuclear - **Nacional**								235.102.387
			Submarino construído (% de execução física): 1		F	4-INV	3	90	0	1077	136.182.302
					F	4-INV	3	90	0	1449	98.920.085
6112	**123I**		**Construção de Submarinos Convencionais**	05 152							**281.776.895**
6112	123I	**0001**	Construção de Submarinos Convencionais - **Nacional**								281.776.895
			Submarino construído (% de execução física): 1		F	4-INV	3	90	0	1077	268.338.063
					F	4-INV	3	90	0	1449	13.438.832
6112	**14T7**		**Desenvolvimento de Sistemas de Tecnologia Nuclear da Marinha**	05 572							**776.782.534**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52131 COMANDO DA MARINHA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 14T7 **0001**	Desenvolvimento de Sistemas de Tecnologia Nuclear da Marinha - **Nacional**								776.782.534
	Sistema construído (% de execução): 4		F	3-ODC	3	90	0	1000	38.262.056
			F	3-ODC	3	90	0	1077	2.130.500
			F	4-INV	3	90	0	1000	54.969.928
			F	4-INV	3	90	0	1077	680.220.000
			F	4-INV	6	90	0	1000	1.200.050
6112 **157M**	**Desenvolvimento e Implementação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz)**	05 572							**1.869.776**
6112 157M **0001**	Desenvolvimento e Implementação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz) - **Nacional**								1.869.776
	Sistema desenvolvido (% de execução física): 10		F	4-INV	2	90	0	1000	1.519.776
			F	4-INV	6	90	0	1000	350.000
6112 **1N56**	**Desenvolvimento de Míssil Nacional Antinavio**	05 572							**144.938**
6112 1N56 **0001**	Desenvolvimento de Míssil Nacional Antinavio - **Nacional**								144.938
	Projeto desenvolvido (% de execução física): 5		F	4-INV	2	90	0	1077	144.938
Total									**34.359.310.724**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52133 SECRETARIA DA COMISSÃO INTERMINISTERIAL PARA OS RECURSOS DO MAR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.983.171	61.045.990	61.974.091	56.483.268	53.898.560
Programa						
6113	OCEANO, ZONA COSTEIRA E ANTÁRTICA	3.983.171	61.045.990	61.974.091	56.483.268	53.898.560
Funcao						
05	DEFESA NACIONAL	3.983.171	61.045.990	61.974.091	56.483.268	53.898.560
Subfuncao						
152	DEFESA NAVAL	20.918	15.000.000	14.260.022	8.504.715	8.504.715
571	DESENVOLVIMENTO CIENTÍFICO	3.962.253	46.045.990	47.714.069	47.978.553	45.393.845
GND						
3	OUTRAS DESPESAS CORRENTES	3.262.893	1.730.000	4.925.884	10.168.295	10.818.295
4	INVESTIMENTOS	720.278	59.315.990	57.048.207	46.314.973	43.080.265

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**10.818.295**	**43.080.265**				**53.898.560**
Total	**0**	**0**	**10.818.295**	**43.080.265**	**0**	**0**	**0**	**53.898.560**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52133 SECRETARIA DA COMISSÃO INTERMINISTERIAL PARA OS RECURSOS DO MAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6113	**Oceano, Zona Costeira e Antártica**								**53.898.560**
	Atividade								**11.083.268**
6113 **2345**	**Apoio Logístico à Pesquisa Científica na Antártica**	05 571							**1.861.483**
6113 2345 **0001**	Apoio Logístico à Pesquisa Científica na Antártica - **Nacional**								1.861.483
	Estação mantida (unidade): 1		F	3-ODC	2	90	0	1000	1.018.469
			F	3-ODC	6	90	0	1000	650.000
			F	4-INV	2	90	0	1000	43.014
			F	4-INV	6	90	0	1000	150.000
6113 **2518**	**Apoio à Pesquisa e ao Monitoramento Oceanográfico e Climatológico da Amazônia Azul**	05 571							**717.070**
6113 2518 **0001**	Apoio à Pesquisa e ao Monitoramento Oceanográfico e Climatológico da Amazônia Azul - **Nacional**								717.070
	Infraestrutura mantida (unidade): 1		F	3-ODC	2	90	0	1000	645.111
			F	4-INV	2	90	0	1000	71.959
6113 **2E97**	**Operação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz)**	05 152							**8.504.715**
6113 2E97 **0001**	Operação do Sistema de Gerenciamento da Amazônia Azul (SisGAAz) - **Nacional**								8.504.715
	Sistema mantido (unidade): 2		F	3-ODC	2	90	0	1000	8.504.715
	Projeto								**42.815.292**
6113 **14ML**	**Reconstrução da Estação Antártica Comandante Ferraz**	05 571							**42.815.292**
6113 14ML **0002**	Reconstrução da Estação Antártica Comandante Ferraz - **Exterior**								42.815.292
	Estação científica reconstruída (% de execução física): 1		F	4-INV	2	90	0	1000	42.815.292
Total									**53.898.560**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52211 CAIXA DE FINANCIAMENTO IMOBILIÁRIO DA AERONÁUTICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.755.638	6.333.688	6.333.688	4.284.331	4.284.331
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.755.638	4.101.670	4.101.670	4.270.210	4.270.210
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0999	RESERVA DE CONTINGÊNCIA	0	2.219.018	2.219.018	0	0
Funcao						
05	DEFESA NACIONAL	3.587.253	3.932.609	3.932.609	4.172.404	4.172.404
09	PREVIDÊNCIA SOCIAL	168.385	169.061	169.061	97.806	97.806
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
99	RESERVA DE CONTINGÊNCIA	0	2.219.018	2.219.018	0	0
Subfuncao						
122	ADMINISTRAÇÃO GERAL	3.447.210	3.763.741	3.763.741	4.016.534	4.016.534
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	168.385	169.061	169.061	97.806	97.806
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	140.043	168.868	168.868	155.870	155.870
846	OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
999	RESERVA DE CONTINGÊNCIA	0	2.219.018	2.219.018	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.687.733	1.745.802	1.745.802	1.828.461	1.828.461
3	OUTRAS DESPESAS CORRENTES	2.018.162	2.247.868	2.247.868	2.325.870	2.325.870
4	INVESTIMENTOS	49.742	121.000	121.000	130.000	130.000
9	RESERVA DE CONTINGENCIA	0	2.219.018	2.219.018	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.730.655**		**155.870**					**1.886.525**
1002	**97.806**							**97.806**
1050			**2.170.000**	**80.000**				**2.250.000**
1051				**50.000**				**50.000**
Total	**1.828.461**	**0**	**2.325.870**	**130.000**	**0**	**0**	**0**	**4.284.331**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52211 CAIXA DE FINANCIAMENTO IMOBILIÁRIO DA AERONÁUTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.270.210**
	Atividade								**4.172.404**
0032 **2000**	**Administração da Unidade**	05 122							**2.300.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								2.300.000
			F	3-ODC	2	90	0	1050	2.170.000
			F	4-INV	2	90	0	1050	80.000
			F	4-INV	2	90	0	1051	50.000
0032 **20TP**	**Ativos Civis da União**	05 122							**1.716.534**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.716.534
			F	1-PES	1	90	0	1000	1.716.534
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**155.870**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								155.870
			F	3-ODC	1	90	0	1000	155.870
	Operação Especial								**97.806**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**97.806**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								97.806
			S	1-PES	1	90	0	1002	97.806
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
Total									**4.284.331**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52221 INDÚSTRIA DE MATERIAL BÉLICO DO BRASIL - IMBEL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		286.040.499	351.071.142	348.191.500	426.148.316	425.346.813
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	223.200.315	222.969.011	222.210.637	259.251.565	259.851.565
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	19.354.088	15.585.953	15.585.953	19.347.486	19.347.486
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.533.930	2.516.178	2.516.178	3.157.672	3.157.672
6112	DEFESA NACIONAL	40.952.167	110.000.000	107.878.732	144.391.593	142.990.090
Funcao						
05	DEFESA NACIONAL	264.152.482	332.969.011	330.089.369	403.643.158	402.841.655
28	ENCARGOS ESPECIAIS	21.888.018	18.102.131	18.102.131	22.505.158	22.505.158
Subfuncao						
122	ADMINISTRAÇÃO GERAL	185.882.524	196.986.902	196.228.528	203.672.973	204.272.973
153	DEFESA TERRESTRE	40.952.167	110.000.000	107.878.732	144.391.593	142.990.090
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	37.317.791	25.982.109	25.982.109	55.578.592	55.578.592
846	OUTROS ENCARGOS ESPECIAIS	21.888.018	18.102.131	18.102.131	22.505.158	22.505.158
GND						
1	PESSOAL E ENCARGOS SOCIAIS	163.881.579	180.989.233	180.989.233	179.364.744	179.364.744
3	OUTRAS DESPESAS CORRENTES	106.719.986	105.123.909	103.378.937	186.191.521	186.191.521
4	INVESTIMENTOS	15.438.934	64.958.000	63.823.330	60.592.051	59.790.548

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**179.364.744**		**77.098.571**	**18.328.497**				**274.791.812**
1050			**109.092.950**	**41.339.771**				**150.432.721**
1051				**122.280**				**122.280**
Total	**179.364.744**	**0**	**186.191.521**	**59.790.548**	**0**	**0**	**0**	**425.346.813**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52221 INDÚSTRIA DE MATERIAL BÉLICO DO BRASIL - IMBEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**259.851.565**
	Atividade								**259.851.565**
0032 **2000**	**Administração da Unidade**	05 122							**39.576.333**
0032 2000 **0001**	Administração da Unidade - **Nacional**								39.576.333
			F	3-ODC	2	90	0	1000	3.000.000
			F	3-ODC	2	90	0	1050	33.226.333
			F	4-INV	2	90	0	1050	2.750.000
			F	4-INV	6	90	0	1000	600.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**3.421.597**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.421.597
			F	3-ODC	1	90	0	1000	3.421.597
0032 **20TP**	**Ativos Civis da União**	05 122							**164.696.640**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								164.696.640
			F	1-PES	1	90	0	1000	164.696.640
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**52.156.995**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								52.156.995
			F	3-ODC	1	90	0	1000	52.156.995
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**19.347.486**
	Operação Especial								**19.347.486**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**18.747.911**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								18.747.911
			F	1-PES	1	90	0	1000	14.068.529
			F	3-ODC	1	90	0	1000	4.679.382
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**599.575**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								599.575
			F	1-PES	1	90	0	1000	599.575
0909	**Operações Especiais: Outros Encargos Especiais**								**3.157.672**
	Operação Especial								**3.157.672**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**3.157.672**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								3.157.672
			S	3-ODC	1	90	0	1000	3.157.672
6112	**Defesa Nacional**								**142.990.090**
	Atividade								**125.261.593**
6112 **4528**	**Produção de Material de Emprego Militar**	05 153							**125.261.593**
6112 4528 **0001**	Produção de Material de Emprego Militar - **Nacional**								125.261.593
	Material produzido (unidade): 10.292		F	3-ODC	2	90	0	1000	7.682.925
			F	3-ODC	2	90	0	1050	75.866.617
			F	3-ODC	2	91	0	1000	3.000.000
			F	4-INV	2	90	0	1050	38.589.771
			F	4-INV	2	90	0	1051	122.280
	Projeto								**17.728.497**
6112 **163Z**	**Pesquisa, Desenvolvimento e Inovação (PD&I) das plantas de produção fabril**	05 153							**17.728.497**
6112 163Z **0001**	Pesquisa, Desenvolvimento e Inovação (PD&I) das plantas de produção fabril - **Nacional**								17.728.497
	Planta adequada (unidade): 2		F	4-INV	2	90	0	1000	17.728.497
Total									**425.346.813**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52222 FUNDAÇÃO OSÓRIO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		33.339.317	32.615.424	32.323.950	35.324.828	35.324.828
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	33.339.317	32.602.424	32.310.950	35.310.707	35.310.707
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Funcao						
05	DEFESA NACIONAL	23.735.345	21.552.701	21.261.227	25.252.466	25.252.466
09	PREVIDÊNCIA SOCIAL	9.603.971	11.049.723	11.049.723	10.058.241	10.058.241
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	18.106.772	15.879.275	15.701.757	18.871.886	18.871.886
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	9.603.971	11.049.723	11.049.723	10.058.241	10.058.241
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	941.076	985.942	985.942	1.044.178	1.044.178
368	EDUCAÇÃO BÁSICA	2.492.436	2.500.000	2.386.044	2.908.339	2.908.339
846	OUTROS ENCARGOS ESPECIAIS	2.195.061	2.200.484	2.200.484	2.442.184	2.442.184
GND						
1	PESSOAL E ENCARGOS SOCIAIS	25.303.761	25.129.482	25.129.482	26.832.816	26.832.816
3	OUTRAS DESPESAS CORRENTES	7.850.502	7.225.942	6.934.468	8.292.012	8.292.012
4	INVESTIMENTOS	185.053	260.000	260.000	200.000	200.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**16.774.575**		**7.844.178**	**200.000**				**24.818.753**
1002	**5.367.364**							**5.367.364**
1050			**447.834**					**447.834**
1056	**4.690.877**							**4.690.877**
Total	**26.832.816**	**0**	**8.292.012**	**200.000**	**0**	**0**	**0**	**35.324.828**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52222 FUNDAÇÃO OSÓRIO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**35.310.707**
	Atividade								**22.824.403**
0032 **2000**	**Administração da Unidade**	05 122							**4.539.495**
0032 2000 **0001**	Administração da Unidade - **Nacional**								4.539.495
			F	3-ODC	2	90	0	1000	4.370.000
			F	3-ODC	2	90	0	1050	119.495
			F	4-INV	2	90	0	1000	50.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**120.096**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								120.096
			F	3-ODC	1	90	0	1000	120.096
0032 **20TP**	**Ativos Civis da União**	05 122							**14.332.391**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								14.332.391
			F	1-PES	1	90	0	1000	14.332.391
0032 **20XS**	**Prestação de Ensino Assistencial na Fundação Osorio**	05 368							**2.908.339**
0032 20XS **0001**	Prestação de Ensino Assistencial na Fundação Osorio - **Nacional**								2.908.339
	Aluno beneficiado (unidade): 1.190		F	3-ODC	2	90	0	1000	2.430.000
			F	3-ODC	2	90	0	1050	328.339
			F	4-INV	2	90	0	1000	150.000
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**924.082**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								924.082
			F	3-ODC	1	90	0	1000	924.082
	Operação Especial								**12.486.304**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**10.058.241**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								10.058.241
			S	1-PES	1	90	0	1002	5.367.364
			S	1-PES	1	90	0	1056	4.690.877
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**2.428.063**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								2.428.063
			F	1-PES	0	91	0	1000	2.428.063
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
Total									**35.324.828**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52232 CAIXA DE CONSTRUÇÕES DE CASAS PARA O PESSOAL DA MARINHA - CCCPM

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		49.369.746	53.779.469	53.779.469	48.199.842	48.199.842
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	6.012.279	8.700.318	8.700.318	10.270.707	10.270.707
0905	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA INTERNA (JUROS E AMORTIZAÇÕES)	43.357.467	41.110.642	41.110.642	18.600.000	18.600.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0999	RESERVA DE CONTINGÊNCIA	0	3.955.509	3.955.509	19.315.014	19.315.014
Funcao						
05	DEFESA NACIONAL	3.706.342	6.384.171	6.384.171	7.560.529	7.560.529
09	PREVIDÊNCIA SOCIAL	2.305.937	2.316.147	2.316.147	2.710.178	2.710.178
28	ENCARGOS ESPECIAIS	43.357.467	41.123.642	41.123.642	18.614.121	18.614.121
99	RESERVA DE CONTINGÊNCIA	0	3.955.509	3.955.509	19.315.014	19.315.014
Subfuncao						
122	ADMINISTRAÇÃO GERAL	575.732	1.201.064	1.201.064	4.386.390	4.386.390
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.305.937	2.316.147	2.316.147	2.710.178	2.710.178
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	105.064	155.365	155.365	144.369	144.369
482	HABITAÇÃO URBANA	3.000.000	5.000.000	5.000.000	3.000.000	3.000.000
843	SERVIÇO DA DÍVIDA INTERNA	43.357.467	41.110.642	41.110.642	18.600.000	18.600.000
846	OUTROS ENCARGOS ESPECIAIS	25.546	40.742	40.742	43.891	43.891
999	RESERVA DE CONTINGÊNCIA	0	3.955.509	3.955.509	19.315.014	19.315.014
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.475.749	2.507.028	2.507.028	2.929.782	2.929.782
2	JUROS E ENCARGOS DA DIVIDA	5.454.932	1.569.758	1.569.758	600.000	600.000
3	OUTRAS DESPESAS CORRENTES	5.636.530	1.206.290	1.206.290	4.339.059	4.339.059
4	INVESTIMENTOS	0	0	0	15.987	15.987
5	INVERSOES FINANCEIRAS	1.900.000	5.000.000	5.000.000	3.000.000	3.000.000
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	33.902.535	39.540.884	39.540.884	18.000.000	18.000.000
9	RESERVA DE CONTINGENCIA	0	3.955.509	3.955.509	19.315.014	19.315.014

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**219.604**		**144.369**					**363.973**
1002	**2.652.665**							**2.652.665**
1050		**600.000**	**4.194.690**	**15.987**	**3.000.000**	**18.000.000**	**19.315.014**	**45.125.691**
1056	**57.513**							**57.513**
Total	**2.929.782**	**600.000**	**4.339.059**	**15.987**	**3.000.000**	**18.000.000**	**19.315.014**	**48.199.842**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52232 CAIXA DE CONSTRUÇÕES DE CASAS PARA O PESSOAL DA MARINHA - CCCPM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**10.270.707**
	Atividade								**4.530.759**
0032 **2000**	**Administração da Unidade**	05 122							**4.210.677**
0032 2000 **0001**	Administração da Unidade - **Nacional**								4.210.677
			F	3-ODC	2	90	0	1050	4.194.690
			F	4-INV	2	90	0	1050	15.987
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**97.968**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								97.968
			F	3-ODC	1	90	0	1000	97.968
0032 **20TP**	**Ativos Civis da União**	05 122							**175.713**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								175.713
			F	1-PES	1	90	0	1000	175.713
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**46.401**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								46.401
			F	3-ODC	1	90	0	1000	46.401
	Operação Especial								**5.739.948**
0032 **00M5**	**Aquisição de terrenos e construção de unidades habitacionais destinadas à moradia do pessoal da Marinha**	05 482							**3.000.000**
0032 00M5 **0001**	Aquisição de terrenos e construção de unidades habitacionais destinadas à moradia do pessoal da Marinha - **Nacional**								3.000.000
	Unidade habitacional disponibilizada (unidade): 5.000		F	5-IFI	0	90	0	1050	3.000.000
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.710.178**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								2.710.178
			S	1-PES	1	90	0	1002	2.652.665
			S	1-PES	1	90	0	1056	57.513
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**29.770**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								29.770
			F	1-PES	0	91	0	1000	29.770
0905	**Operações Especiais: Serviço da Dívida Interna (Juros e Amortizações)**								**18.600.000**
	Operação Especial								**18.600.000**
0905 **0283**	**Amortização e Encargos de Financiamento da Dívida Contratual Interna**	28 843							**18.600.000**
0905 0283 **0001**	Amortização e Encargos de Financiamento da Dívida Contratual Interna - **Nacional**								18.600.000
			F	2-JUR	0	90	0	1050	600.000
			F	6-AMO	0	90	0	1050	18.000.000
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0999	**Reserva de Contingência**								**19.315.014**
	Operação Especial								**19.315.014**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**19.315.014**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								19.315.014
			F	9-RES	0	99	0	1050	19.315.014
Total									**48.199.842**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52233 AMAZÔNIA AZUL TECNOLOGIAS DE DEFESA S.A. - AMAZUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		446.572.523	449.949.518	449.819.308	502.711.486	502.711.486
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	442.235.852	441.550.760	441.550.760	486.260.818	486.260.818
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	2.923.391	3.648.758	3.648.758	9.080.473	9.080.473
6112	DEFESA NACIONAL	1.413.281	4.750.000	4.619.790	7.370.195	7.370.195
Funcao						
05	DEFESA NACIONAL	443.649.133	446.300.760	446.170.550	493.631.013	493.631.013
28	ENCARGOS ESPECIAIS	2.923.391	3.648.758	3.648.758	9.080.473	9.080.473
Subfuncao						
122	ADMINISTRAÇÃO GERAL	404.928.904	419.371.162	419.371.162	439.866.113	439.866.113
152	DEFESA NAVAL	1.413.281	4.750.000	4.619.790	7.370.195	7.370.195
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	37.306.947	22.179.598	22.179.598	46.394.705	46.394.705
846	OUTROS ENCARGOS ESPECIAIS	2.923.391	3.648.758	3.648.758	9.080.473	9.080.473
GND						
1	PESSOAL E ENCARGOS SOCIAIS	407.852.295	422.967.972	422.967.972	448.888.784	448.888.784
3	OUTRAS DESPESAS CORRENTES	38.644.355	26.791.046	26.660.836	53.672.702	53.672.702
4	INVESTIMENTOS	75.873	190.500	190.500	150.000	150.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**448.888.784**		**49.672.702**	**150.000**				**498.711.486**
1050			**4.000.000**					**4.000.000**
Total	**448.888.784**	**0**	**53.672.702**	**150.000**	**0**	**0**	**0**	**502.711.486**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52233 AMAZÔNIA AZUL TECNOLOGIAS DE DEFESA S.A. - AMAZUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**486.260.818**
	Atividade								**486.260.818**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**10.467.770**
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								10.467.770
			F	3-ODC	1	90	0	1000	10.467.770
0032 **20TP**	**Ativos Civis da União**	05 122							**439.866.113**
0032 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								439.866.113
			F	1-PES	1	90	0	1000	439.866.113
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**35.926.935**
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								35.926.935
			F	3-ODC	1	90	0	1000	35.926.935
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**9.080.473**
	Operação Especial								**9.080.473**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**9.079.473**
0901 0022 **0035**	Sentenças Judiciais Devidas por Empresas Estatais - **No Estado de São Paulo**								9.079.473
			F	1-PES	1	90	0	1000	9.021.671
			F	3-ODC	1	90	0	1000	57.802
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0035**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Estado de São Paulo**								1.000
			F	1-PES	1	90	0	1000	1.000
6112	**Defesa Nacional**								**7.370.195**
	Atividade								**7.370.195**
6112 **211D**	**Coordenação Técnica da Amazônia Azul Tecnologias de Defesa SA - AMAZUL**	05 152							**7.370.195**
6112 211D **0001**	Coordenação Técnica da Amazônia Azul Tecnologias de Defesa SA - AMAZUL - **Nacional** Unidade mantida (unidade): 1								7.370.195
			F	3-ODC	2	90	0	1000	3.220.195
			F	3-ODC	2	90	0	1050	4.000.000
			F	4-INV	2	90	0	1000	150.000
Total									**502.711.486**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52901 FUNDO DO MINISTÉRIO DA DEFESA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.098.680	4.997.823	4.997.823	3.824.078	3.824.078
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.098.680	2.300.000	2.300.000	2.300.000	2.300.000
0999	RESERVA DE CONTINGÊNCIA	0	2.697.823	2.697.823	1.524.078	1.524.078
Funcao						
05	DEFESA NACIONAL	2.098.680	2.300.000	2.300.000	2.300.000	2.300.000
99	RESERVA DE CONTINGÊNCIA	0	2.697.823	2.697.823	1.524.078	1.524.078
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.098.680	2.300.000	2.300.000	2.300.000	2.300.000
999	RESERVA DE CONTINGÊNCIA	0	2.697.823	2.697.823	1.524.078	1.524.078
GND						
3	OUTRAS DESPESAS CORRENTES	2.098.680	2.300.000	2.300.000	2.300.000	2.300.000
9	RESERVA DE CONTINGENCIA	0	2.697.823	2.697.823	1.524.078	1.524.078

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**2.300.000**				**1.524.078**	**3.824.078**
Total	**0**	**0**	**2.300.000**	**0**	**0**	**0**	**1.524.078**	**3.824.078**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52901 FUNDO DO MINISTÉRIO DA DEFESA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.300.000**
	Atividade								**2.300.000**
0032 **2000**	**Administração da Unidade**	05 122							**2.300.000**
0032 2000 **0001**	Administração da Unidade - **Nacional**								2.300.000
			F	3-ODC	2	90	0	1050	2.300.000
0999	**Reserva de Contingência**								**1.524.078**
	Operação Especial								**1.524.078**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.524.078**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								1.524.078
			F	9-RES	0	99	0	1050	1.524.078
Total									**3.824.078**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52902 FUNDO DE ADMINISTRAÇÃO DO HOSPITAL DAS FORÇAS ARMADAS

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		297.121.088	308.506.652	305.131.229	335.788.148	336.925.337
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	297.121.088	308.493.652	305.118.229	335.774.027	336.911.216
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Funcao						
05	DEFESA NACIONAL	257.749.380	268.780.913	265.405.490	290.194.708	291.331.897
09	PREVIDÊNCIA SOCIAL	39.371.708	39.712.739	39.712.739	45.579.319	45.579.319
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	144.587.983	150.145.795	149.725.351	152.853.455	152.776.531
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	39.371.708	39.712.739	39.712.739	45.579.319	45.579.319
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	47.368.395	59.900.000	56.945.021	68.422.000	69.636.113
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	48.998.545	41.684.916	41.684.916	49.238.188	49.238.188
571	DESENVOLVIMENTO CIENTÍFICO	0	0	0	90.000	90.000
846	OUTROS ENCARGOS ESPECIAIS	16.794.457	17.063.202	17.063.202	19.605.186	19.605.186
GND						
1	PESSOAL E ENCARGOS SOCIAIS	166.344.837	173.821.736	173.821.736	190.602.094	190.602.094
3	OUTRAS DESPESAS CORRENTES	110.624.323	120.734.916	117.616.018	138.186.054	138.186.054
4	INVESTIMENTOS	20.151.928	13.950.000	13.693.475	7.000.000	8.137.189

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**14.121**		**118.663.139**	**8.137.189**				**126.814.449**
1001	**145.008.654**							**145.008.654**
1002	**7.730.526**							**7.730.526**
1049			**19.522.915**					**19.522.915**
1056	**37.848.793**							**37.848.793**
Total	**190.602.094**	**0**	**138.186.054**	**8.137.189**	**0**	**0**	**0**	**336.925.337**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52902 FUNDO DE ADMINISTRAÇÃO DO HOSPITAL DAS FORÇAS ARMADAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**336.911.216**
	Atividade								**271.740.832**
0032 **2000**	**Administração da Unidade**	05 122							**27.358.942**
0032 2000 **0001**	Administração da Unidade - **Nacional**								27.358.942
			S	3-ODC	2	90	0	1000	6.862.951
			S	3-ODC	2	90	0	1049	19.522.915
			S	4-INV	2	90	0	1000	973.076
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**22.274.613**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								22.274.613
			S	3-ODC	1	90	0	1000	22.274.613
0032 **20TP**	**Ativos Civis da União**	05 122							**125.417.589**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								125.417.589
			S	1-PES	1	90	0	1001	125.417.589
0032 **20XT**	**Prestação de Serviços Médicos Hospitalares e Desenvolvimento de Pesquisas Médicas do Hospital das Forças Armadas**	05 302							**69.636.113**
0032 20XT **0001**	Prestação de Serviços Médicos Hospitalares e Desenvolvimento de Pesquisas Médicas do Hospital das Forças Armadas - **Nacional**								69.636.113
	Atendimento realizado (unidade): 230.002		S	3-ODC	2	90	0	1000	62.472.000
			S	4-INV	2	90	0	1000	5.514.091
			S	4-INV	6	90	0	1000	1.650.022
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**26.963.575**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								26.963.575
			S	3-ODC	1	90	0	1000	26.963.575
0032 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	05 571							**90.000**
0032 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								90.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	50	0	1000	90.000
	Operação Especial								**65.170.384**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**45.579.319**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								45.579.319
			S	1-PES	1	90	0	1002	7.730.526
			S	1-PES	1	90	0	1056	37.848.793
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	05 846							**19.591.065**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								19.591.065
			S	1-PES	0	91	0	1001	19.591.065
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			S	1-PES	1	90	0	1000	14.121
Total									**336.925.337**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52903 FUNDO DO SERVIÇO MILITAR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		8.672.464	26.391.853	26.391.853	22.056.599	22.056.599
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	17.865.238	17.865.238	12.042.684	12.042.684
6112	DEFESA NACIONAL	8.672.464	8.526.615	8.526.615	10.013.915	10.013.915
Funcao						
05	DEFESA NACIONAL	8.672.464	8.526.615	8.526.615	10.013.915	10.013.915
99	RESERVA DE CONTINGÊNCIA	0	17.865.238	17.865.238	12.042.684	12.042.684
Subfuncao						
122	ADMINISTRAÇÃO GERAL	8.672.464	8.526.615	8.526.615	10.013.915	10.013.915
999	RESERVA DE CONTINGÊNCIA	0	17.865.238	17.865.238	12.042.684	12.042.684
GND						
3	OUTRAS DESPESAS CORRENTES	6.038.088	7.026.615	7.026.615	6.713.915	6.713.915
4	INVESTIMENTOS	2.634.376	1.500.000	1.500.000	3.300.000	3.300.000
9	RESERVA DE CONTINGENCIA	0	17.865.238	17.865.238	12.042.684	12.042.684

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**280.000**				**1.266.707**	**1.546.707**
1052			**6.433.915**	**3.300.000**			**10.775.977**	**20.509.892**
Total	**0**	**0**	**6.713.915**	**3.300.000**	**0**	**0**	**12.042.684**	**22.056.599**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52903 FUNDO DO SERVIÇO MILITAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**12.042.684**
	Operação Especial								**12.042.684**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**12.042.684**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								12.042.684
			F	9-RES	0	99	0	1050	1.266.707
			F	9-RES	0	99	0	1052	10.775.977
6112	**Defesa Nacional**								**10.013.915**
	Atividade								**10.013.915**
6112 **2872**	**Mobilização para o Serviço Militar Obrigatório**	05 122							**10.013.915**
6112 2872 **0001**	Mobilização para o Serviço Militar Obrigatório - **Nacional**								10.013.915
	Pessoa alistada (unidade): 1.600.000		F	3-ODC	2	90	0	1050	280.000
			F	3-ODC	2	90	0	1052	6.403.915
			F	3-ODC	2	91	0	1052	30.000
			F	4-INV	2	90	0	1052	3.300.000
Total									**22.056.599**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52911 FUNDO AERONÁUTICO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.220.218.106	5.256.048.188	5.241.573.291	6.432.150.046	6.505.745.791
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	674.627.847	711.804.146	710.184.828	668.008.922	665.042.120
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	870.671	718.000	718.000	718.000	718.000
0999	RESERVA DE CONTINGÊNCIA	0	631.973.732	631.973.732	1.221.682.883	1.221.682.883
6112	DEFESA NACIONAL	3.544.719.589	3.911.552.310	3.898.696.731	4.541.740.241	4.618.302.788
Funcao						
05	DEFESA NACIONAL	4.219.347.436	4.623.356.456	4.608.881.559	5.209.749.163	5.283.344.908
28	ENCARGOS ESPECIAIS	870.671	718.000	718.000	718.000	718.000
99	RESERVA DE CONTINGÊNCIA	0	631.973.732	631.973.732	1.221.682.883	1.221.682.883
Subfuncao						
122	ADMINISTRAÇÃO GERAL	237.911.934	285.653.509	284.324.261	252.238.629	249.922.393
151	DEFESA AÉREA	3.433.353.164	3.835.764.718	3.820.551.026	4.451.967.881	4.525.400.530
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	401.502.881	388.270.637	388.270.637	378.939.356	378.939.356
363	ENSINO PROFISSIONAL	20.187.807	11.864.431	12.484.731	11.534.731	13.802.688
364	ENSINO SUPERIOR	37.066.902	20.314.607	20.850.086	19.750.086	20.145.776
368	EDUCAÇÃO BÁSICA	7.730.316	3.590.000	4.868.110	3.518.110	5.816.615
482	HABITAÇÃO URBANA	35.213.031	37.880.000	37.589.930	36.830.937	36.180.371
571	DESENVOLVIMENTO CIENTÍFICO	16.803.456	15.129.767	15.209.326	30.709.326	29.175.745
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	29.577.943	24.888.787	24.733.452	24.260.107	23.961.434
846	OUTROS ENCARGOS ESPECIAIS	870.671	718.000	718.000	718.000	718.000
999	RESERVA DE CONTINGÊNCIA	0	631.973.732	631.973.732	1.221.682.883	1.221.682.883
GND						
3	OUTRAS DESPESAS CORRENTES	3.034.749.314	3.334.829.561	3.318.762.039	3.358.257.211	3.428.910.439
4	INVESTIMENTOS	1.182.051.406	1.285.724.895	1.287.317.520	1.848.689.952	1.851.632.469
5	INVERSOES FINANCEIRAS	3.417.386	3.520.000	3.520.000	3.520.000	3.520.000
9	RESERVA DE CONTINGENCIA	0	631.973.732	631.973.732	1.221.682.883	1.221.682.883

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**603.591.813**	**17.259.369**				**620.851.182**
1005			**378.939.356**					**378.939.356**
1050			**1.165.418.271**	**18.521.375**	**3.520.000**			**1.187.459.646**
1051				**11.941.156**				**11.941.156**
1052			**1.280.960.999**	**1.803.910.569**			**1.221.682.883**	**4.306.554.451**
Total	**0**	**0**	**3.428.910.439**	**1.851.632.469**	**3.520.000**	**0**	**1.221.682.883**	**6.505.745.791**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52911 FUNDO AERONÁUTICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**665.042.120**
	Atividade								**665.042.120**
0032 **2000**	**Administração da Unidade**	05 122							**198.762.673**
0032 2000 **0001**	Administração da Unidade - **Nacional**								198.762.673
			F	3-ODC	2	90	0	1050	196.347.732
			F	4-INV	2	90	0	1051	2.414.941
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**378.939.356**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								378.939.356
			S	3-ODC	1	90	0	1005	378.939.356
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	05 122							**51.159.720**
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								51.159.720
	Agente público beneficiado (unidade): 217		F	3-ODC	2	90	0	1000	29.299.532
			F	3-ODC	2	90	0	1050	21.860.188
0032 **21D0**	**Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares**	05 482							**36.180.371**
0032 21D0 **0001**	Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares - **Nacional**								36.180.371
	Unidade habitacional atendida (unidade): 1.962		F	3-ODC	2	90	0	1000	6.375.958
			F	3-ODC	2	90	0	1050	27.950.937
			F	4-INV	2	90	0	1000	1.853.476
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**718.000**
	Operação Especial								**718.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**718.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								718.000
			F	3-ODC	2	80	0	1050	718.000
0999	**Reserva de Contingência**								**1.221.682.883**
	Operação Especial								**1.221.682.883**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.221.682.883**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								1.221.682.883
			F	9-RES	0	99	0	1052	1.221.682.883
6112	**Defesa Nacional**								**4.618.302.788**
	Atividade								**4.618.302.788**
6112 **2048**	**Manutenção e Suprimento de Material Aeronáutico**	05 151							**876.359.315**
6112 2048 **0001**	Manutenção e Suprimento de Material Aeronáutico - **Nacional**								876.359.315
	Aeronave disponibilizada (unidade): 4.122		F	3-ODC	2	90	0	1000	382.854.208
			F	3-ODC	2	90	0	1050	482.060.995
			F	4-INV	2	90	0	1000	2.747.779
			F	4-INV	2	90	0	1051	8.696.333
6112 **20SA**	**Manutenção de Sistemas de Informações Militares da Força Aérea**	05 151							**13.484.044**
6112 20SA **0001**	Manutenção de Sistemas de Informações Militares da Força Aérea - **Nacional**								13.484.044
	Sistema mantido (unidade): 12		F	3-ODC	2	90	0	1050	10.536.830
			F	4-INV	2	90	0	1000	1.047.214
			F	4-INV	2	90	0	1050	1.900.000
6112 **20XB**	**Pesquisa e Desenvolvimento no Setor Aeroespacial**	05 572							**23.961.434**
6112 20XB **0001**	Pesquisa e Desenvolvimento no Setor Aeroespacial - **Nacional**								23.961.434
	Atividade apoiada (unidade): 5		F	3-ODC	2	90	0	1000	1.853.476
			F	3-ODC	2	90	0	1050	14.894.110
			F	4-INV	2	90	0	1000	1.924.635
			F	4-INV	2	90	0	1050	5.289.213
6112 **20XV**	**Operação do Sistema de Controle do Espaço Aéreo Brasileiro - SISCEAB**	05 151							**3.073.971.568**

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52911 FUNDO AERONÁUTICO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112	20XV	**0001**	Operação do Sistema de Controle do Espaço Aéreo Brasileiro - SISCEAB - **Nacional**								3.073.971.568
			Sistema mantido (unidade): 1		F	3-ODC	1	90	0	1052	1.271.721.599
					F	4-INV	1	90	0	1052	1.802.249.969
6112	**21A0**		**Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa**	05 151							**176.497.575**
6112	21A0	**0001**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **Nacional**								176.497.575
			Organização militar aprestada (unidade): 80		F	3-ODC	2	90	0	1000	47.161.357
					F	3-ODC	2	90	0	1050	121.201.224
					F	4-INV	2	90	0	1000	1.380.950
					F	4-INV	2	90	0	1050	2.404.162
					F	4-INV	2	90	0	1051	829.882
					F	5-IFI	2	90	0	1050	3.520.000
6112	**21CM**		**Recomposição dos Meios da Força Aérea Brasileira**	05 151							**8.928.000**
6112	21CM	**0001**	Recomposição dos Meios da Força Aérea Brasileira - **Nacional**								8.928.000
			Meio militar disponibilizado (unidade): 32		F	4-INV	2	90	0	1050	8.928.000
6112	**21GN**		**Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa**	05 363							**13.802.688**
6112	21GN	**0001**	Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa - **Nacional**								11.302.688
			Aluno capacitado (unidade): 29.843		F	3-ODC	2	90	0	1000	3.001.828
					F	3-ODC	2	90	0	1050	7.002.434
					F	4-INV	2	90	0	1000	1.198.426
					F	4-INV	6	99	0	1000	100.000
6112	21GN	**0031**	Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa - **No Estado de Minas Gerais**								2.500.000
			Aluno capacitado (unidade): 500		F	3-ODC	6	90	0	1000	150.000
					F	4-INV	6	90	0	1000	2.350.000
6112	**21GO**		**Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa**	05 571							**29.175.745**
6112	21GO	**0001**	Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa - **Nacional**								29.175.745
			Instituição apoiada (unidade): 14		F	3-ODC	2	90	0	1000	18.387.458
					F	3-ODC	2	90	0	1050	9.776.487
					F	4-INV	2	90	0	1000	1.011.800
6112	**21GP**		**Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa**	05 368							**5.816.615**
6112	21GP	**0001**	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa - **Nacional**								3.416.615
			Aluno capacitado (unidade): 2.853		F	3-ODC	2	90	0	1000	1.283.889
					F	3-ODC	2	90	0	1050	1.567.726
					F	4-INV	2	90	0	1000	565.000
6112	21GP	**0015**	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa - **No Estado do Pará**								500.000
			Aluno capacitado (unidade): 500		F	4-INV	6	90	0	1000	500.000
6112	21GP	**0033**	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa - **No Estado do Rio de Janeiro**								1.900.000
			Aluno capacitado (unidade): 1.900		F	3-ODC	6	90	0	1000	1.900.000
6112	**21GQ**		**Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa**	05 364							**20.145.776**
6112	21GQ	**0001**	Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa - **Nacional**								19.145.776
			Aluno capacitado (unidade): 4.966		F	3-ODC	2	90	0	1000	6.064.219
					F	3-ODC	2	90	0	1050	11.501.468
					F	4-INV	2	90	0	1000	1.580.089
6112	21GQ	**0035**	Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa - **No Estado de São Paulo**								1.000.000
			Aluno capacitado (unidade): 1.276		F	4-INV	6	90	0	1000	1.000.000
6112	**2868**		**Combustíveis e Lubrificantes de Aviação**	05 151							**365.260.028**
6112	2868	**0001**	Combustíveis e Lubrificantes de Aviação - **Nacional**								365.260.028
			Combustível adquirido (m³): 58.972		F	3-ODC	2	90	0	1000	105.259.888
					F	3-ODC	2	90	0	1050	260.000.140

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52911 FUNDO AERONÁUTICO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 **2913**	**Investigação e Prevenção de Acidentes Aeronáuticos e Espaciais**	05 151							**10.900.000**
6112 2913 **0001**	Investigação e Prevenção de Acidentes Aeronáuticos e Espaciais - **Nacional** Atividade de prevenção realizada (unidade): 450								10.900.000
			F	3-ODC	1	90	0	1052	9.239.400
			F	4-INV	1	90	0	1052	1.660.600
Total									**6.505.745.791**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52921 FUNDO DO EXÉRCITO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.213.208.706	3.631.553.366	3.633.303.366	3.437.516.032	3.435.733.182
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.943.611.978	3.050.577.283	3.050.577.283	3.209.716.032	3.207.904.263
0999	RESERVA DE CONTINGÊNCIA	0	355.701.259	355.701.259	0	0
6112	DEFESA NACIONAL	269.596.728	225.274.824	227.024.824	227.800.000	227.828.919
Funcao						
05	DEFESA NACIONAL	3.213.208.706	3.275.852.107	3.277.602.107	3.437.516.032	3.435.733.182
99	RESERVA DE CONTINGÊNCIA	0	355.701.259	355.701.259	0	0
Subfuncao						
122	ADMINISTRAÇÃO GERAL	114.406.202	120.200.000	120.200.000	127.850.000	127.137.160
125	NORMATIZAÇÃO E FISCALIZAÇÃO	64.998.324	65.000.000	65.000.000	65.000.000	65.000.000
153	DEFESA TERRESTRE	81.200.522	65.000.000	65.000.000	65.000.000	64.692.300
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	612.095	700.000	700.000	700.000	700.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.807.661.610	2.897.577.283	2.897.577.283	3.042.366.032	3.042.366.032
363	ENSINO PROFISSIONAL	32.398.015	10.100.000	10.600.000	24.100.000	24.085.707
364	ENSINO SUPERIOR	33.525.858	25.674.824	25.974.824	30.000.000	29.865.205
368	EDUCAÇÃO BÁSICA	38.628.915	47.500.000	48.450.000	33.800.000	34.285.707
482	HABITAÇÃO URBANA	20.932.071	32.100.000	32.100.000	38.800.000	37.701.071
571	DESENVOLVIMENTO CIENTÍFICO	18.845.092	12.000.000	12.000.000	9.900.000	9.900.000
999	RESERVA DE CONTINGÊNCIA	0	355.701.259	355.701.259	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	2.981.404.771	3.026.759.396	3.027.059.396	3.267.643.414	3.267.643.414
4	INVESTIMENTOS	231.803.934	249.092.711	250.542.711	169.872.618	168.089.768
9	RESERVA DE CONTINGENCIA	0	355.701.259	355.701.259	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**967.206.350**	**30.987.063**				**998.193.413**
1005			**1.776.514.248**					**1.776.514.248**
1021			**33.792.604**	**27.402.917**				**61.195.521**
1050			**490.130.212**	**100.043.964**				**590.174.176**
1051				**9.655.824**				**9.655.824**
Total	**0**	**0**	**3.267.643.414**	**168.089.768**	**0**	**0**	**0**	**3.435.733.182**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52921 FUNDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**3.207.904.263**
	Atividade								**3.180.309.268**
0032 **2000**	**Administração da Unidade**	05 122							**127.137.160**
0032 2000 **0001**	Administração da Unidade - **Nacional**								127.137.160
			F	3-ODC	2	90	0	1000	29.440.000
			F	3-ODC	2	90	0	1050	72.012.830
			F	3-ODC	2	91	0	1050	1.072.000
			F	4-INV	2	90	0	1000	9.017.160
			F	4-INV	2	90	0	1050	15.546.463
			F	4-INV	2	90	0	1051	48.707
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**3.042.366.032**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.042.366.032
			S	3-ODC	1	90	0	1000	919.417.445
			S	3-ODC	1	90	0	1005	1.776.514.248
			S	3-ODC	1	90	0	1050	346.434.339
0032 **21D0**	**Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares**	05 482							**10.106.076**
0032 21D0 **0001**	Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares - **Nacional** Unidade habitacional atendida (unidade): 28								10.106.076
			F	3-ODC	2	90	0	1050	100.000
			F	4-INV	2	90	0	1000	2.706.076
			F	4-INV	2	90	0	1050	7.300.000
0032 **2522**	**Produção de Fármacos, Medicamentos e Fitoterápicos**	05 303							**700.000**
0032 2522 **0001**	Produção de Fármacos, Medicamentos e Fitoterápicos - **Nacional** Unidade farmacêutica produzida (milhar): 28								700.000
			S	3-ODC	2	90	0	1000	180.000
			S	3-ODC	2	90	0	1050	520.000
	Projeto								**27.594.995**
0032 **15F1**	**Disponibilização de Próprios Nacionais Residenciais para os Comandos Militares**	05 482							**27.594.995**
0032 15F1 **0001**	Disponibilização de Próprios Nacionais Residenciais para os Comandos Militares - **Nacional** Unidade habitacional disponibilizada (unidade): 37								27.594.995
			F	4-INV	2	90	0	1000	11.194.995
			F	4-INV	2	90	0	1050	6.792.883
			F	4-INV	2	90	0	1051	9.607.117
6112	**Defesa Nacional**								**227.828.919**
	Atividade								**227.828.919**
6112 **21D2**	**Recomposição da Capacidade e dos Meios da Força Terrestre**	05 153							**64.692.300**
6112 21D2 **0001**	Recomposição da Capacidade e dos Meios da Força Terrestre - **Nacional** Meio militar disponibilizado (unidade): 3.503								64.692.300
			F	3-ODC	2	90	0	1000	800.000
			F	3-ODC	2	90	0	1050	1.000.000
			F	4-INV	2	90	0	1000	3.892.300
			F	4-INV	2	90	0	1050	59.000.000
6112 **21GN**	**Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa**	05 363							**24.085.707**
6112 21GN **0001**	Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa - **Nacional** Aluno capacitado (unidade): 12.069								24.085.707
			F	3-ODC	2	90	0	1000	3.334.802
			F	3-ODC	2	90	0	1050	16.860.198
			F	4-INV	2	90	0	1000	985.707
			F	4-INV	2	90	0	1050	2.905.000
6112 **21GO**	**Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa**	05 571							**9.900.000**
6112 21GO **0001**	Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa - **Nacional** Instituição apoiada (unidade): 7								9.900.000
			F	3-ODC	2	90	0	1000	1.429.201
			F	3-ODC	2	90	0	1050	6.426.268
			F	4-INV	2	90	0	1050	2.044.531

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52921 FUNDO DO EXÉRCITO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 **21GP**	**Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa**	05 368							**34.285.707**
6112 21GP **0001**	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa - **Nacional**								33.785.707
	Aluno capacitado (unidade): 15.547		F	3-ODC	2	90	0	1000	4.735.129
			F	3-ODC	2	90	0	1050	24.617.113
			F	3-ODC	2	91	0	1050	27.758
			F	4-INV	2	90	0	1000	985.707
			F	4-INV	2	90	0	1050	3.420.000
6112 21GP **0053**	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa - **No Distrito Federal**								500.000
	Aluno capacitado (unidade): 500		F	4-INV	6	90	0	1000	500.000
6112 **21GQ**	**Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa**	05 364							**29.865.205**
6112 21GQ **0001**	Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa - **Nacional**								29.865.205
	Aluno capacitado (unidade): 5.956		F	3-ODC	2	90	0	1000	4.065.294
			F	3-ODC	2	90	0	1050	21.059.706
			F	4-INV	2	90	0	1000	1.705.118
			F	4-INV	2	90	0	1050	3.035.087
6112 **2919**	**Registro e Fiscalização de Produtos Controlados**	05 125							**65.000.000**
6112 2919 **0001**	Registro e Fiscalização de Produtos Controlados - **Nacional**								65.000.000
	Atividade realizada (unidade): 500		F	3-ODC	1	90	0	1000	3.804.479
			F	3-ODC	1	90	0	1021	33.792.604
			F	4-INV	1	90	0	1021	27.402.917
Total									**3.435.733.182**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52931 FUNDO NAVAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.736.491.062	2.686.134.247	2.716.823.525	2.325.033.683	2.443.508.630
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	781.102.839	830.387.570	833.878.423	906.207.614	931.680.495
0999	RESERVA DE CONTINGÊNCIA	0	519.052.885	519.052.885	0	0
6112	DEFESA NACIONAL	955.388.223	1.336.693.792	1.363.892.217	1.418.826.069	1.511.828.135
Funcao						
05	DEFESA NACIONAL	1.736.491.062	2.167.081.362	2.197.770.640	2.325.033.683	2.443.508.630
99	RESERVA DE CONTINGÊNCIA	0	519.052.885	519.052.885	0	0
Subfuncao						
122	ADMINISTRAÇÃO GERAL	296.020.259	274.677.673	277.668.526	322.511.188	347.984.069
125	NORMATIZAÇÃO E FISCALIZAÇÃO	253.567.729	243.910.000	253.507.431	268.799.316	280.818.729
128	FORMAÇÃO DE RECURSOS HUMANOS	4.987.746	35.059.429	35.883.201	31.600.806	31.962.457
152	DEFESA NAVAL	684.785.585	1.039.675.629	1.056.452.851	1.095.840.038	1.176.461.040
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	483.290.209	551.939.530	551.939.530	582.796.426	582.796.426
363	ENSINO PROFISSIONAL	5.610.872	7.171.544	7.171.544	8.873.790	8.873.790
364	ENSINO SUPERIOR	2.957.854	4.071.545	4.071.545	4.834.356	4.834.356
368	EDUCAÇÃO BÁSICA	1.593.271	4.071.545	4.071.545	4.834.355	4.834.355
482	HABITAÇÃO URBANA	1.792.370	3.770.367	4.270.367	900.000	900.000
571	DESENVOLVIMENTO CIENTÍFICO	1.885.166	2.734.100	2.734.100	4.043.408	4.043.408
999	RESERVA DE CONTINGÊNCIA	0	519.052.885	519.052.885	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	1.536.326.041	1.854.287.267	1.842.304.728	1.958.313.366	2.040.595.398
4	INVESTIMENTOS	200.165.021	312.794.095	355.465.912	366.720.317	402.913.232
9	RESERVA DE CONTINGENCIA	0	519.052.885	519.052.885	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**512.117.532**	**178.522.170**				**690.639.702**
1005			**582.796.426**					**582.796.426**
1009			**5.643.533**					**5.643.533**
1050			**366.142.915**	**78.491.203**				**444.634.118**
1051				**10.808.852**				**10.808.852**
1052			**136.142**					**136.142**
1063			**254.449.316**	**7.250.000**				**261.699.316**
1081			**4.000.000**					**4.000.000**
1090			**17.044.252**					**17.044.252**
1115			**298.265.282**	**127.841.007**				**426.106.289**
Total	**0**	**0**	**2.040.595.398**	**402.913.232**	**0**	**0**	**0**	**2.443.508.630**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52931 FUNDO NAVAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**931.680.495**
	Atividade								**931.680.495**
0032 **2000**	**Administração da Unidade**	05 122							**347.984.069**
0032 2000 **0001**	Administração da Unidade - **Nacional**								346.334.047
			F	3-ODC	2	90	0	1000	85.700.877
			F	3-ODC	2	90	0	1050	214.203.230
			F	3-ODC	2	90	0	1052	136.142
			F	3-ODC	2	90	0	1090	17.044.252
			F	3-ODC	6	90	0	1000	2.735.050
			F	3-ODC	6	99	0	1000	350.000
			F	4-INV	2	90	0	1000	2.342.776
			F	4-INV	2	90	0	1050	18.202.278
			F	4-INV	2	90	0	1051	254.442
			F	4-INV	6	90	0	1000	4.965.000
			F	4-INV	6	99	0	1000	400.000
0032 2000 **0014**	Administração da Unidade - **No Estado de Roraima**								200.000
			F	4-INV	6	90	0	1000	200.000
0032 2000 **0024**	Administração da Unidade - **No Estado do Rio Grande do Norte**								500.022
			F	3-ODC	6	90	0	1000	500.022
0032 2000 **0026**	Administração da Unidade - **No Estado de Pernambuco**								450.000
			F	4-INV	6	99	0	1000	450.000
0032 2000 **0042**	Administração da Unidade - **No Estado de Santa Catarina**								500.000
			F	4-INV	6	90	0	1000	500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	05 331							**582.796.426**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								582.796.426
			S	3-ODC	1	90	0	1005	582.796.426
0032 **21D0**	**Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares**	05 482							**900.000**
0032 21D0 **0001**	Reforma, Manutenção e Readequação de Próprios Nacionais Residenciais para os Comandos Militares - **Nacional**								900.000
	Unidade habitacional atendida (unidade): 310		F	3-ODC	2	90	0	1050	900.000
6112	**Defesa Nacional**								**1.511.828.135**
	Atividade								**1.349.367.791**
6112 **20XR**	**Capacitação Profissional da Marinha**	05 128							**31.962.457**
6112 20XR **0001**	Capacitação Profissional da Marinha - **Nacional**								31.962.457
	Aluno capacitado (unidade): 70.001		F	3-ODC	2	90	0	1000	8.973.774
			F	3-ODC	2	90	0	1050	17.362.623
			F	4-INV	2	90	0	1000	1.631.060
			F	4-INV	2	90	0	1050	2.795.000
			F	4-INV	6	90	0	1000	1.200.000
6112 **21A0**	**Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa**	05 152							**903.266.101**
6112 21A0 **0001**	Aprestamento das Forças - Manutenção da prontidão e da capacidade operativa - **Nacional**								901.366.101
	Organização militar aprestada (unidade): 460		F	3-ODC	2	90	0	1000	402.669.381
			F	3-ODC	2	90	0	1050	117.009.830
			F	3-ODC	2	90	0	1115	210.127.361
			F	3-ODC	6	90	0	1000	1.650.000
			F	3-ODC	6	99	0	1000	100.000
			F	4-INV	2	90	0	1000	120.917.033
			F	4-INV	2	90	0	1050	39.790.488
			F	4-INV	6	90	0	1000	9.000.000
			F	4-INV	6	99	0	1000	102.008

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52931 FUNDO NAVAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112 21A0 **0015**	Apresentamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Pará**								300.000
	Organização militar aprestada (unidade): 1		F	3-ODC	6	90	0	1000	300.000
6112 21A0 **0024**	Apresentamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Rio Grande do Norte**								500.000
	Organização militar aprestada (unidade): 2		F	3-ODC	6	90	0	1000	300.000
			F	4-INV	6	90	0	1000	200.000
6112 21A0 **0029**	Apresentamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado da Bahia**								300.000
	Organização militar aprestada (unidade): 1		F	4-INV	6	99	0	1000	300.000
6112 21A0 **0041**	Apresentamento das Forças - Manutenção da prontidão e da capacidade operativa - **No Estado do Paraná**								800.000
	Organização militar aprestada (unidade): 1		F	3-ODC	6	90	0	1000	800.000
6112 **21BY**	**Fiscalização da Navegação Aquaviária**	05 125							**19.119.413**
6112 21BY **0001**	Fiscalização da Navegação Aquaviária - **Nacional**								13.039.412
	Fiscalização realizada (unidade): 147.000		F	3-ODC	2	90	0	1000	1.019.412
			F	3-ODC	2	90	0	1009	5.643.533
			F	3-ODC	2	90	0	1050	356.467
			F	3-ODC	6	90	0	1000	320.000
			F	4-INV	6	90	0	1000	4.900.000
			F	4-INV	6	99	0	1000	800.000
6112 21BY **0014**	Fiscalização da Navegação Aquaviária - **No Estado de Roraima**								500.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	90	0	1000	500.000
6112 21BY **0016**	Fiscalização da Navegação Aquaviária - **No Estado do Amapá**								300.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	90	0	1000	300.000
6112 21BY **0023**	Fiscalização da Navegação Aquaviária - **No Estado do Ceará**								650.000
	Fiscalização realizada (unidade): 3		F	4-INV	6	90	0	1000	400.000
			F	4-INV	6	99	0	1000	250.000
6112 21BY **0025**	Fiscalização da Navegação Aquaviária - **No Estado da Paraíba**								150.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	90	0	1000	150.000
6112 21BY **0026**	Fiscalização da Navegação Aquaviária - **No Estado de Pernambuco**								190.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	90	0	1000	190.000
6112 21BY **0027**	Fiscalização da Navegação Aquaviária - **No Estado de Alagoas**								1.400.001
	Fiscalização realizada (unidade): 6		F	3-ODC	6	99	0	1000	600.000
			F	4-INV	6	90	0	1000	800.000
			F	4-INV	6	99	0	1000	1
6112 21BY **0033**	Fiscalização da Navegação Aquaviária - **No Estado do Rio de Janeiro**								250.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	99	0	1000	250.000
6112 21BY **0041**	Fiscalização da Navegação Aquaviária - **No Estado do Paraná**								2.500.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	99	0	1000	2.500.000
6112 21BY **0054**	Fiscalização da Navegação Aquaviária - **No Estado de Mato Grosso do Sul**								140.000
	Fiscalização realizada (unidade): 1		F	4-INV	6	99	0	1000	140.000
6112 **21BZ**	**Prestação de Auxílios à Navegação**	05 125							**261.699.316**
6112 21BZ **0001**	Prestação de Auxílios à Navegação - **Nacional**								261.699.316
	Auxílio à Navegação disponibilizado (unidade): 430		F	3-ODC	1	90	0	1063	254.449.316
			F	4-INV	1	90	0	1063	7.250.000
6112 **21E9**	**Manutenção da capacidade operativa dos Submarinos S-BR "Classe Riachuelo" desenvolvidos no âmbito do Programa de Desenvolvimento de Submarinos (PROSUB)**	05 152							**89.780.214**
6112 21E9 **0001**	Manutenção da capacidade operativa dos Submarinos S-BR "Classe Riachuelo" desenvolvidos no âmbito do Programa de Desenvolvimento de Submarinos (PROSUB) - **Nacional**								89.780.214
	Submarino mantido (unidade): 2		F	3-ODC	2	90	0	1115	87.000.000
			F	4-INV	2	90	0	1000	2.780.214
6112 **21EA**	**Manutenção da capacidade operativa das Fragatas "Classe Tamandaré" desenvolvidas no âmbito do Programa Fragata Classe Tamandaré (PFCT)**	05 152							**20.954.381**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52931 FUNDO NAVAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
6112	21EA	**0001**	Manutenção da capacidade operativa das Fragatas "Classe Tamandaré" desenvolvidas no âmbito do Programa Fragata Classe Tamandaré (PFCT) - **Nacional**								20.954.381
			Meio mantido (unidade): 2		F	3-ODC	2	90	0	1000	6.099.016
					F	3-ODC	2	90	0	1115	1.137.921
					F	4-INV	2	90	0	1050	2.800.000
					F	4-INV	2	90	0	1115	10.917.444
6112	**21GN**		**Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa**	05 363							**8.873.790**
6112	21GN	**0001**	Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa - **Nacional**								8.873.790
			Aluno capacitado (unidade): 7.700		F	3-ODC	2	90	0	1050	4.792.922
					F	3-ODC	2	90	0	1081	4.000.000
					F	4-INV	2	90	0	1051	80.868
6112	**21GO**		**Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa**	05 571							**4.043.408**
6112	21GO	**0001**	Funcionamento das Instituições Científicas, Tecnológicas e de Inovação do Ministério da Defesa - **Nacional**								4.043.408
			Instituição apoiada (unidade): 1		F	4-INV	2	90	0	1051	4.043.408
6112	**21GP**		**Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa**	05 368							**4.834.355**
6112	21GP	**0001**	Funcionamento dos Estabelecimentos de Educação Básica Militares do Ministério da Defesa - **Nacional**								4.834.355
			Aluno capacitado (unidade): 400		F	3-ODC	2	90	0	1050	4.793.921
					F	4-INV	2	90	0	1051	40.434
6112	**21GQ**		**Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa**	05 364							**4.834.356**
6112	21GQ	**0001**	Funcionamento dos Estabelecimentos de Ensino Superior Militares do Ministério da Defesa - **Nacional**								4.834.356
			Aluno capacitado (unidade): 870		F	3-ODC	2	90	0	1050	4.793.922
					F	4-INV	2	90	0	1051	40.434
			Projeto								**162.460.344**
6112	**166R**		**Construção de navios de pequeno porte**	05 152							**100.000**
6112	166R	**0001**	Construção de navios de pequeno porte - **Nacional**								100.000
			Navio construído (% de execução física): 1		F	4-INV	2	90	0	1000	100.000
6112	**1N47**		**Construção de Navios-Patrulha de 500 toneladas (NPa 500t)**	05 152							**162.360.344**
6112	1N47	**0001**	Construção de Navios-Patrulha de 500 toneladas (NPa 500t) - **Nacional**								162.360.344
			Navio construído (unidade): 1		F	3-ODC	3	90	0	1050	1.930.000
					F	4-INV	3	90	0	1000	22.254.078
					F	4-INV	3	90	0	1050	14.903.437
					F	4-INV	3	90	0	1051	6.349.266
					F	4-INV	3	90	0	1115	116.923.563
Total											**2.443.508.630**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52932 FUNDO DE DESENVOLVIMENTO DO ENSINO PROFISSIONAL MARÍTIMO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		100.332.667	407.026.768	409.676.768	347.883.428	352.383.428
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	318.392.180	318.392.180	253.149.455	253.149.455
6111	COOPERAÇÃO DA DEFESA PARA O DESENVOLVIMENTO NACIONAL	14.857.637	17.501.788	20.151.788	19.660.988	23.760.988
6112	DEFESA NACIONAL	85.475.031	71.132.800	71.132.800	75.072.985	75.472.985
Funcao						
05	DEFESA NACIONAL	100.332.667	88.634.588	91.284.588	94.733.973	99.233.973
99	RESERVA DE CONTINGÊNCIA	0	318.392.180	318.392.180	253.149.455	253.149.455
Subfuncao						
363	ENSINO PROFISSIONAL	100.332.667	88.634.588	91.284.588	94.733.973	99.233.973
999	RESERVA DE CONTINGÊNCIA	0	318.392.180	318.392.180	253.149.455	253.149.455
GND						
3	OUTRAS DESPESAS CORRENTES	83.769.188	74.503.227	75.003.227	94.733.973	96.533.973
4	INVESTIMENTOS	16.563.479	14.131.361	16.281.361	0	2.700.000
9	RESERVA DE CONTINGENCIA	0	318.392.180	318.392.180	253.149.455	253.149.455

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.800.000**	**2.700.000**				**4.500.000**
1050			**75.072.985**					**75.072.985**
1052			**19.660.988**				**253.149.455**	**272.810.443**
Total	**0**	**0**	**96.533.973**	**2.700.000**	**0**	**0**	**253.149.455**	**352.383.428**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52932 FUNDO DE DESENVOLVIMENTO DO ENSINO PROFISSIONAL MARÍTIMO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**253.149.455**
	Operação Especial								**253.149.455**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**253.149.455**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								253.149.455
			F	9-RES	0	99	0	1052	253.149.455
6111	**Cooperação da Defesa para o Desenvolvimento Nacional**								**23.760.988**
	Atividade								**23.760.988**
6111 **2510**	**Prestação de Ensino Profissional Marítimo**	05 363							**23.760.988**
6111 2510 **0001**	Prestação de Ensino Profissional Marítimo - **Nacional**								23.760.988
	Aluno capacitado (unidade): 3.558		F	3-ODC	2	90	0	1052	19.660.988
			F	3-ODC	6	90	0	1000	1.800.000
			F	4-INV	6	90	0	1000	2.300.000
6112	**Defesa Nacional**								**75.472.985**
	Atividade								**75.472.985**
6112 **21GN**	**Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa**	05 363							**75.472.985**
6112 21GN **0001**	Funcionamento de Estabelecimentos de Ensino Profissional Militares do Ministério da Defesa - **Nacional**								75.472.985
	Aluno capacitado (unidade): 19.770		F	3-ODC	2	90	0	1050	75.072.985
			F	4-INV	6	90	0	1000	400.000
Total									**352.383.428**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		42.743.172.890	34.352.030.445	41.558.033.412	6.113.944.049	12.406.622.225
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.925.679.336	2.087.212.088	2.077.514.150	2.218.472.754	2.208.365.445
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	0	554.045	554.045	554.045	554.045
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	33.064.732	31.654.753	31.654.753	35.261.906	35.261.906
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	26.346.297.300	27.663.359.206	28.317.770.812	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	20.724	94.253	94.253	105.621	105.621
0999	RESERVA DE CONTINGÊNCIA	0	176.923.849	176.923.849	130.098.252	130.098.252
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	6.823.594.010	1.170.536.155	8.517.579.616	49.821.998	6.348.816.854
2318	GESTÃO DE RISCOS E DE DESASTRES	5.498.380.263	869.000.000	551.583.671	897.500.000	746.919.291
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	2.110.120.764	2.347.531.333	1.879.423.448	2.776.639.341	2.931.332.309
2322	SANEAMENTO BÁSICO	6.015.761	5.164.763	4.934.815	5.490.132	5.168.502
Funcao						
04	ADMINISTRAÇÃO	1.171.037.623	1.313.127.781	1.312.947.362	1.332.488.414	1.324.033.391
06	SEGURANÇA PÚBLICA	5.434.217.646	839.000.000	531.287.722	814.000.000	669.436.675
09	PREVIDÊNCIA SOCIAL	620.898.933	627.477.691	627.477.691	710.977.495	710.977.495
11	TRABALHO	571.792	850.080	850.080	700.000	700.000
15	URBANISMO	2.368.497.276	6.850.110	5.127.804.138	7.327.300	6.299.175.824
17	SANEAMENTO	2.188.821	2.100.000	2.100.000	3.000.000	2.985.707
18	GESTÃO AMBIENTAL	2.208.110.740	2.514.996.945	1.985.299.720	3.030.692.676	3.116.940.743
19	CIÊNCIA E TECNOLOGIA	13.355.755	4.900.000	4.801.337	6.400.000	6.385.707
20	AGRICULTURA	135.407.358	50.845.796	329.523.669	41.842.385	109.485.197
23	COMÉRCIO E SERVIÇOS	3.869.697	0	0	0	0
26	TRANSPORTE	748.260	1.400.000	1.380.631	1.050.000	1.035.707
28	ENCARGOS ESPECIAIS	30.784.268.989	28.813.558.193	31.457.637.213	35.367.527	35.367.527
99	RESERVA DE CONTINGÊNCIA	0	176.923.849	176.923.849	130.098.252	130.098.252
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.170.359.246	1.306.882.827	1.298.617.689	1.355.929.619	1.346.495.961
125	NORMATIZAÇÃO E FISCALIZAÇÃO	8.168.986	4.977.982	4.977.982	6.697.545	16.697.545
127	ORDENAMENTO TERRITORIAL	22.564.845	18.454.364	27.390.580	17.912.700	18.651.510
128	FORMAÇÃO DE RECURSOS HUMANOS	0	800.000	800.000	1.200.000	1.200.000
131	COMUNICAÇÃO SOCIAL	5.500.000	9.000.000	7.586.569	9.000.000	8.340.642
182	DEFESA CIVIL	5.434.217.646	839.000.000	531.287.722	814.000.000	669.436.675
211	RELAÇÕES DIPLOMÁTICAS	3.869.697	500.000	500.000	0	0
244	ASSISTÊNCIA COMUNITÁRIA	2.359.336.916	6.550.110	5.066.141.442	7.327.300	6.299.175.824
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	620.898.933	627.477.691	627.477.691	710.977.495	710.977.495
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	81.456.895	99.162.149	99.162.149	90.365.956	90.365.956
333	EMPREGABILIDADE	104.225	200.000	200.000	200.000	200.000
451	INFRA-ESTRUTURA URBANA	9.160.360	300.000	61.662.696	0	0
512	SANEAMENTO BÁSICO URBANO	6.015.761	5.164.763	4.934.815	5.390.132	5.068.502
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	64.162.617	30.500.000	20.795.949	84.000.000	77.982.616
544	RECURSOS HÍDRICOS	1.980.730.095	2.312.089.255	1.792.887.963	2.744.481.409	2.827.953.380
571	DESENVOLVIMENTO CIENTÍFICO	674.367	4.000.000	3.901.337	5.000.000	4.985.707
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	1.681.388	900.000	900.000	1.400.000	1.400.000
607	IRRIGAÇÃO	121.221.683	30.464.096	81.557.503	25.560.387	86.781.384
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	14.185.675	20.381.700	247.966.166	16.281.998	22.703.813
691	PROMOÇÃO COMERCIAL	11.000.000	0	0	0	0
784	TRANSPORTE AQUAVIÁRIO	748.260	1.000.000	980.631	1.000.000	985.707
846	OUTROS ENCARGOS ESPECIAIS	30.827.115.295	28.857.301.659	31.501.380.679	87.121.256	87.121.256
999	RESERVA DE CONTINGÊNCIA	0	176.923.849	176.923.849	130.098.252	130.098.252
UO						
53101	MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA	8.251.238.121	2.851.653.207	6.033.087.704	3.275.335.770	8.415.569.964
53201	COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF	1.963.517.216	1.058.136.688	2.103.896.474	1.058.382.700	2.092.449.726

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

UO						
53202	SUPERINTENDÊNCIA DO DESENVOLVIMENTO DA AMAZÔNIA	57.357.411	66.586.928	69.986.508	70.536.675	72.804.941
53203	SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO NORDESTE	61.145.929	72.757.757	76.007.323	79.465.583	78.830.051
53204	DEPARTAMENTO NACIONAL DE OBRAS CONTRA AS SECAS - DNOCS	1.066.784.054	914.243.354	1.237.290.116	1.044.846.017	1.078.254.685
53207	SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO CENTRO-OESTE - SUDECO	144.012.050	46.010.515	108.714.522	47.634.280	121.880.647
53210	AGÊNCIA NACIONAL DE ÁGUAS E SANEAMENTO BÁSICO - ANA	447.934.576	560.832.809	503.162.558	537.743.024	546.832.211
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.600.574.186	1.696.323.796	1.696.323.796	1.824.760.564	1.824.760.564
3	OUTRAS DESPESAS CORRENTES	5.054.043.263	1.597.010.187	1.571.506.009	1.839.440.525	1.749.655.176
4	INVESTIMENTOS	5.337.371.907	2.099.963.426	6.687.391.551	2.319.644.708	8.702.108.233
5	INVERSOES FINANCEIRAS	30.751.183.534	28.781.809.187	31.425.888.207	0	0
9	RESERVA DE CONTINGENCIA	0	176.923.849	176.923.849	130.098.252	130.098.252

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**1.113.783.069**		**1.310.727.873**	**8.654.468.619**				**11.078.979.561**
1001	**261.749.618**							**261.749.618**
1002	**362.981.556**							**362.981.556**
1016			**135.380.290**					**135.380.290**
1050			**114.110.206**	**13.639.967**				**127.750.173**
1051				**17.159.471**				**17.159.471**
1052			**37.844.232**	**1.450.000**				**39.294.232**
1056	**86.246.321**							**86.246.321**
1066			**692.464**				**83.256.171**	**83.948.635**
1071			**150.900.111**	**15.390.176**			**46.153.430**	**212.443.717**
1182							**688.651**	**688.651**
Total	**1.824.760.564**	**0**	**1.749.655.176**	**8.702.108.233**	**0**	**0**	**130.098.252**	**12.406.622.225**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		8.251.238.121	2.851.653.207	6.033.087.704	3.275.335.770	8.415.569.964
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	201.245.544	226.688.005	221.660.171	265.166.516	260.547.324
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
0999	RESERVA DE CONTINGÊNCIA	0	107.592.318	107.592.318	83.944.822	83.944.822
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	1.207.404.627	7.001.890	3.954.115.185	5.201.998	5.175.382.362
2318	GESTÃO DE RISCOS E DE DESASTRES	5.498.380.263	869.000.000	551.583.671	897.500.000	746.919.291
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	1.344.207.688	1.641.357.994	1.198.123.359	2.023.495.313	2.148.749.044
Funcao						
04	ADMINISTRAÇÃO	200.572.250	218.199.873	220.572.039	255.736.102	252.507.018
06	SEGURANÇA PÚBLICA	5.434.217.646	839.000.000	531.287.722	814.000.000	669.436.675
09	PREVIDÊNCIA SOCIAL	9.236.972	9.488.132	9.488.132	10.930.414	10.930.414
11	TRABALHO	0	80	80	100.000	100.000
15	URBANISMO	1.177.940.114	110	3.712.937.533	2.100.000	5.165.100.295
18	GESTÃO AMBIENTAL	1.394.604.363	1.669.700.246	1.215.761.560	2.104.153.522	2.161.656.678
19	CIÊNCIA E TECNOLOGIA	11.000.000	0	0	0	0
20	AGRICULTURA	19.797.078	7.659.448	235.435.320	4.343.789	71.866.941
23	COMÉRCIO E SERVIÇOS	3.869.697	0	0	0	0
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
99	RESERVA DE CONTINGÊNCIA	0	107.592.318	107.592.318	83.944.822	83.944.822
Subfuncao						
122	ADMINISTRAÇÃO GERAL	164.686.010	190.165.672	186.551.269	224.398.206	220.438.372
127	ORDENAMENTO TERRITORIAL	12.433.376	1.000.080	8.400.080	1.600.000	2.990.108
131	COMUNICAÇÃO SOCIAL	5.500.000	9.000.000	7.586.569	9.000.000	8.340.642
182	DEFESA CIVIL	5.434.217.646	839.000.000	531.287.722	814.000.000	669.436.675
211	RELAÇÕES DIPLOMÁTICAS	3.869.697	500.000	500.000	0	0
244	ASSISTÊNCIA COMUNITÁRIA	1.177.940.114	110	3.712.937.533	2.100.000	5.165.100.295
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	9.236.972	9.488.132	9.488.132	10.930.414	10.930.414
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.462.643	8.210.666	8.210.666	9.426.518	9.426.518
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	64.162.617	30.000.000	20.295.949	83.500.000	77.482.616
544	RECURSOS HÍDRICOS	1.330.441.747	1.639.700.246	1.195.465.611	2.020.653.522	2.084.174.062
607	IRRIGAÇÃO	13.765.942	1.657.748	2.657.748	2.841.791	64.574.982
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	6.031.137	6.001.700	232.777.572	1.501.998	7.291.959
691	PROMOÇÃO COMERCIAL	11.000.000	0	0	0	0
846	OUTROS ENCARGOS ESPECIAIS	9.490.221	9.336.535	9.336.535	11.438.499	11.438.499
999	RESERVA DE CONTINGÊNCIA	0	107.592.318	107.592.318	83.944.822	83.944.822
GND						
1	PESSOAL E ENCARGOS SOCIAIS	106.203.567	108.490.339	108.490.339	125.995.416	125.995.416
3	OUTRAS DESPESAS CORRENTES	4.367.028.110	895.710.167	867.924.342	1.241.605.606	1.134.576.956
4	INVESTIMENTOS	3.778.006.444	1.739.860.383	4.949.080.705	1.823.789.926	7.071.052.770
9	RESERVA DE CONTINGENCIA	0	107.592.318	107.592.318	83.944.822	83.944.822

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**115.065.002**		**1.068.063.044**	**7.071.052.770**				**8.254.180.816**
1050			**39.768.739**					**39.768.739**
1052			**26.052.709**					**26.052.709**
1056	**10.930.414**							**10.930.414**
1066			**692.464**				**83.256.171**	**83.948.635**
1182							**688.651**	**688.651**
Total	**125.995.416**	**0**	**1.134.576.956**	**7.071.052.770**	**0**	**0**	**83.944.822**	**8.415.569.964**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**260.547.324**
	Atividade								**238.205.532**
0032 **2000**	**Administração da Unidade**	04 122							**115.911.869**
0032 2000 **0001**	Administração da Unidade - **Nacional**								115.911.869
			F	3-ODC	2	90	0	1000	46.105.447
			F	3-ODC	2	90	0	1050	39.768.739
			F	3-ODC	2	90	0	1052	26.052.709
			F	4-INV	2	90	0	1000	3.984.974
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.438.932**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.438.932
			F	3-ODC	1	90	0	1000	1.438.932
0032 **20TP**	**Ativos Civis da União**	04 122							**103.626.503**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								103.626.503
			F	1-PES	1	90	0	1000	103.626.503
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**7.987.586**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.987.586
			F	3-ODC	1	90	0	1000	7.987.586
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**900.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								900.000
	Agente público beneficiado (unidade): 200		F	3-ODC	2	90	0	1000	900.000
0032 **4641**	**Publicidade de Utilidade Pública**	04 131							**8.340.642**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								8.340.642
			F	3-ODC	2	90	0	1000	8.340.642
	Operação Especial								**22.341.792**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**10.930.414**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								10.930.414
			S	1-PES	1	90	0	1056	10.930.414
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**11.411.378**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								11.411.378
			F	1-PES	0	91	0	1000	11.411.378
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0999	**Reserva de Contingência**								**83.944.822**
	Operação Especial								**83.944.822**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**83.944.822**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								83.944.822
			F	9-RES	0	99	0	1066	83.256.171
			F	9-RES	0	99	0	1182	688.651
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**5.175.382.362**
	Atividade								**10.182.067**
2317 **20WQ**	**Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial**	04 127							**2.890.108**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 20WQ **0001**	Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial - **Nacional**								2.890.108
	Estudo/projeto apoiado/realizado (unidade): 24		F	3-ODC	2	90	0	1000	1.390.108
			F	3-ODC	6	99	0	1000	1.500.000
2317 **214S**	**Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)**	20 608							**7.291.959**
2317 214S **0001**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **Nacional**								6.691.959
	Atividade produtiva apoiada (unidade): 1.053		F	3-ODC	2	30	0	1000	100.000
			F	3-ODC	2	40	0	1000	100.000
			F	3-ODC	6	50	0	1000	4.450.000
			F	4-INV	2	40	0	1000	100.000
			F	4-INV	2	90	0	1000	1.391.959
			F	4-INV	6	50	0	1000	550.000
2317 214S **0024**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **No Estado do Rio Grande do Norte**								400.000
	Atividade produtiva apoiada (unidade): 1		F	3-ODC	6	99	0	1000	400.000
2317 214S **0031**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **No Estado de Minas Gerais**								200.000
	Atividade produtiva apoiada (unidade): 1		F	3-ODC	6	50	0	1000	200.000
	Operação Especial								**5.165.200.295**
2317 **00SX**	**Apoio a Projetos de Desenvolvimento Sustentável Local Integrado**	15 244							**3.719.443.755**
2317 00SX **0001**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Nacional**								3.314.452.191
	Estudo/projeto apoiado/realizado (unidade): 1.031		F	3-ODC	2	40	0	1000	100.000
			F	3-ODC	2	90	0	1000	8.509.884
			F	4-INV	2	40	0	1000	67.100.000
			F	4-INV	2	90	0	1000	1.434.592.307
			F	4-INV	6	99	0	1000	4.150.000
			F	4-INV	8	40	0	1000	1.200.000.000
			F	4-INV	8	90	0	1000	600.000.000
2317 00SX **0023**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Ceará**								400.000
	Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	6	99	0	1000	400.000
2317 00SX **0024**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Rio Grande do Norte**								1
	Estudo/projeto apoiado/realizado (unidade): 0		F	4-INV	6	40	0	1000	1
2317 00SX **0025**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado da Paraíba**								400.000
	Estudo/projeto apoiado/realizado (unidade): 2		F	4-INV	6	99	0	1000	400.000
2317 00SX **0026**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Pernambuco**								300.000
	Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	6	99	0	1000	300.000
2317 00SX **0029**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado da Bahia**								5.500.001
	Estudo/projeto apoiado/realizado (unidade): 23		F	3-ODC	6	99	0	1000	300.000
			F	4-INV	6	71	0	1000	4.300.000
			F	4-INV	6	90	0	1000	700.000
			F	4-INV	6	99	0	1000	200.001
2317 00SX **0031**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Minas Gerais**								19.530.001
	Estudo/projeto apoiado/realizado (unidade): 2.000.117		F	4-INV	6	99	0	1000	19.530.001
2317 00SX **0033**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Rio de Janeiro**								5.600.000
	Estudo/projeto apoiado/realizado (unidade): 3		F	4-INV	6	40	0	1000	5.600.000
2317 00SX **0035**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de São Paulo**								1.200.000
	Estudo/projeto apoiado/realizado (unidade): 5		F	4-INV	6	99	0	1000	1.200.000
2317 00SX **0042**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Santa Catarina**								23.900.000
	Estudo/projeto apoiado/realizado (unidade): 6		F	4-INV	6	99	0	1000	23.900.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317	00SX	**0043**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Rio Grande do Sul** Estudo/projeto apoiado/realizado (unidade): 11								2.750.000
					F	4-INV	6	40	0	1000	2.000.000
					F	4-INV	6	71	0	1000	750.000
2317	00SX	**0054**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Mato Grosso do Sul** Estudo/projeto apoiado/realizado (unidade): 5								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
2317	00SX	**7035**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Restauração e Pavimentação da Rodovia PI-391 - Trecho Entr. PI-247(Cruzeta) / Pratinha / Nova Santa Rosa - Uruçuí - No Estado do Piauí** Estudo/projeto apoiado/realizado (unidade): 130								50.000
					F	4-INV	7	30	0	1000	50.000
2317	00SX	**7036**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Implantação e pavimentação asfáltica da Rodovia PI-392, partindo do entroncamento da PI-397 (Transcerrado) no sentido de Baixa Grande do Ribeiro - No Estado do Piauí** Estudo/projeto apoiado/realizado (unidade): 130								50.000
					F	4-INV	7	30	0	1000	50.000
2317	00SX	**7086**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Pavimentação da DF-100 - Anel Viário do DF - Na RIDE/DF - Na Região Centro-Oeste** Estudo/projeto apoiado/realizado (unidade): 2								6.696.187
					F	4-INV	7	90	0	1000	6.696.187
2317	00SX	**7092**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Obras na Região Metropolitana do Sul - No Estado de Roraima** Estudo/projeto apoiado/realizado (unidade): 450								30.000.000
					F	4-INV	7	40	0	1000	30.000.000
2317	00SX	**7093**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Pavimentação Urbana no Município de Rorainópolis - RR** Estudo/projeto apoiado/realizado (unidade): 3								18.000.000
					F	4-INV	7	40	0	1000	18.000.000
2317	00SX	**7094**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Consórcio CISCAI - Consórcio Intermunicipal do Vale do Cai - Pavimentação da ERS-411 - Transcitrus, que liga os municípios de Pareci Novo, Maratá, Brochier, Poço das Antas e São José do Sul - No Estado do Rio Grande do Sul** Estudo/projeto apoiado/realizado (unidade): 1								7.928.143
					F	4-INV	7	71	0	1000	7.928.143
2317	00SX	**7095**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Consórcio CDRI - Consórcio Intermunicipal de Desenvolvimento Regional Integrado - ERS-483 - Pavimentação Asfáltica do Trecho Compreendido entre Três Palmeiras e Entre Rios do Sul - No Estado do Rio Grande do Sul** Estudo/projeto apoiado/realizado (unidade): 1								11.506.286
					F	4-INV	7	71	0	1000	11.506.286
2317	00SX	**7096**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Pavimentação da ERS-126 entre Marcelino Ramos e Nova Araça - No Estado do Rio Grande do Sul** Estudo/projeto apoiado/realizado (unidade): 1								11.800.000
					F	4-INV	7	30	0	1000	11.800.000
2317	00SX	**7098**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Instituto Reinventar educação, cultura e sustentabilidade - No Estado do Acre** Estudo/projeto apoiado/realizado (unidade): 10								51.700.000
					F	3-ODC	7	50	0	1000	51.700.000
2317	00SX	**7099**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Pavimentação no Município de Alto Alegre - RR** Estudo/projeto apoiado/realizado (unidade): 1								66.092.382
					F	4-INV	7	30	0	1000	66.092.382
2317	00SX	**7101**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Aquisição de Equipamentos - No Estado de Mato Grosso do Sul** Estudo/projeto apoiado/realizado (unidade): 1								33.000.000
					F	4-INV	7	90	0	1000	33.000.000
2317	00SX	**7102**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **IMPLANTAÇÃO, PAVIMENTAÇÃO E MANUTENÇÃO DA RN 203 - TRECHO DE SÃO TOMÉ A CERRO CORÁ/RN - No Estado do Rio Grande do Norte - No Estado do Rio Grande do Norte** Estudo/projeto apoiado/realizado (unidade): 9								18.000.000
					F	4-INV	7	30	0	1000	18.000.000
2317	00SX	**7104**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Aquisição de Maquinas e Equipamentos - CINDERONDÔNIA - Consórcio Interfederativo de Desenvolvimento do Estado de Rondônia - No Estado de Rondônia** Estudo/projeto apoiado/realizado (unidade): 20								89.588.563
					F	4-INV	7	71	0	1000	89.588.563
2317	**00TF**		**Apoio à Implantação de Infraestrutura Produtiva e Complementar em Territórios de Fronteira (incluindo Amazônia Azul)**	11 127							**100.000**
2317	00TF	**0001**	Apoio à Implantação de Infraestrutura Produtiva e Complementar em Territórios de Fronteira (incluindo Amazônia Azul) - **Nacional** Iniciativa apoiada (unidade): 1								100.000
					F	4-INV	2	90	0	1000	100.000
2317	**1211**		**Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte**	15 244							**1.445.656.540**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 1211 **0001**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Nacional** Projeto apoiado (unidade): 3.016								874.676.159
			F	4-INV	2	40	0	1000	583.942.687
			F	4-INV	2	90	0	1000	41.316.472
			F	4-INV	6	40	0	1000	11.000.000
			F	4-INV	8	40	0	1000	238.417.000
2317 1211 **0011**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Estado de Rondônia** Projeto apoiado (unidade): 1								500.000
			F	4-INV	6	99	0	1000	500.000
2317 1211 **0013**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Estado do Amazonas** Projeto apoiado (unidade): 13								14.500.000
			F	4-INV	6	40	0	1000	14.500.000
2317 1211 **0017**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Estado do Tocantins** Projeto apoiado (unidade): 6								1.000.000
			F	4-INV	6	30	0	1000	1.000.000
2317 1211 **0136**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Município de Itapuã do Oeste - RO** Projeto apoiado (unidade): 2								2.400.000
			F	4-INV	6	40	0	1000	2.400.000
2317 1211 **0158**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Município de Epitaciolândia - AC** Projeto apoiado (unidade): 1								34.000.000
			F	4-INV	7	40	0	1000	34.000.000
2317 1211 **0159**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Município de Feijó - AC** Projeto apoiado (unidade): 1								3.000.000
			F	4-INV	6	40	0	1000	3.000.000
2317 1211 **0164**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Município de Plácido de Castro - AC** Projeto apoiado (unidade): 1								3.000.000
			F	4-INV	6	40	0	1000	3.000.000
2317 1211 **0199**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Município de Humaitá - AM** Projeto apoiado (unidade): 10								300.000
			F	4-INV	6	40	0	1000	300.000
2317 1211 **0245**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **No Município de Normandia - RR** Projeto apoiado (unidade): 100								21.796.187
			F	4-INV	7	40	0	1000	21.796.187
2317 1211 **7233**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Aquisição de Veículos, Máquinas e Equipamentos - No Estado do Acre** Projeto apoiado (unidade): 1								46.738.561
			F	4-INV	7	90	0	1000	46.738.561
2317 1211 **7237**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Pavimentação e Recapeamento de Vias - No Estado do Acre** Projeto apoiado (unidade): 1								154.873.935
			F	4-INV	7	30	0	1000	154.873.935
2317 1211 **7239**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Modernização do Terminal Urbano - No Município de Rio Branco - AC** Projeto apoiado (unidade): 1								16.000.000
			F	4-INV	7	40	0	1000	16.000.000
2317 1211 **7240**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Obras na Região Metropolitana de Araguaína - No Estado do Tocantins** Projeto apoiado (unidade): 139								41.796.187
			F	4-INV	7	40	0	1000	41.796.187
2317 1211 **7241**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Obras na Região Metropolitana do Leste - No Estado do Amapá** Projeto apoiado (unidade): 4								57.686.950
			F	4-INV	7	40	0	1000	57.686.950
2317 1211 **7242**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Pavimentação em ruas e avenidas no Município de Boa Vista - RR** Projeto apoiado (unidade): 15								48.592.374
			F	4-INV	7	40	0	1000	48.592.374
2317 1211 **7243**	Implementação de Infraestrutura Básica nos Municípios da Região do Calha Norte - **Região Metropolitana da Capital - No Estado de Roraima** Projeto apoiado (unidade): 57								124.796.187
			F	4-INV	7	30	0	1000	124.796.187
2318	**Gestão de Riscos e de Desastres**								**746.919.291**
	Atividade								**669.436.675**
2318 **21HP**	**Apoio à execução de estudos, planos, projetos e obras de prevenção e proteção à erosão costeira em áreas urbanizadas**	06 182							**1.853.476**
2318 21HP **0001**	Apoio à execução de estudos, planos, projetos e obras de prevenção e proteção à erosão costeira em áreas urbanizadas - **Nacional** Ação apoiada (unidade): 1								1.853.476
			F	3-ODC	2	90	0	1000	1.853.476

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2318	**21HQ**		**Aquisição de equipamentos para ações de proteção e defesa civil para a estruturação do órgão coordenador do Sistema Federal de Proteção e Defesa Civil**	06 182							**800.000**
2318	21HQ	**5664**	Aquisição de equipamentos para ações de proteção e defesa civil para a estruturação do órgão coordenador do Sistema Federal de Proteção e Defesa Civil - **Em Brasília - DF**								800.000
			Equipamento adquirido (unidade): 300		F	4-INV	2	90	0	1000	800.000
2318	**22BO**		**Ações de Proteção e Defesa Civil**	06 182							**650.117.877**
2318	22BO	**0001**	Ações de Proteção e Defesa Civil - **Nacional**								650.117.777
			População beneficiada (unidade): 2.016.334		F	3-ODC	2	30	0	1000	555.943.319
					F	3-ODC	2	90	0	1000	50.948.355
					F	4-INV	2	40	0	1000	43.226.103
2318	22BO	**0043**	Ações de Proteção e Defesa Civil - **No Estado do Rio Grande do Sul**								100
			População beneficiada (unidade): 1		F	4-INV	6	99	0	1000	100
2318	**8172**		**Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec**	06 182							**15.465.222**
2318	8172	**0001**	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec - **Nacional**								10.115.222
			Ação desenvolvida (unidade): 8		F	3-ODC	2	90	0	1000	9.823.422
					F	4-INV	6	99	0	1000	291.800
2318	8172	**0031**	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec - **No Estado de Minas Gerais**								100.000
			Ação desenvolvida (unidade): 60		F	4-INV	6	99	0	1000	100.000
2318	8172	**0033**	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec - **No Estado do Rio de Janeiro**								2.000.000
			Ação desenvolvida (unidade): 1		F	4-INV	6	40	0	1000	2.000.000
2318	8172	**0035**	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec - **No Estado de São Paulo**								550.000
			Ação desenvolvida (unidade): 1		F	3-ODC	6	99	0	1000	150.000
					F	4-INV	6	99	0	1000	400.000
2318	8172	**0042**	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec - **No Estado de Santa Catarina**								700.000
			Ação desenvolvida (unidade): 1		F	4-INV	6	99	0	1000	700.000
2318	8172	**5314**	Coordenação e Fortalecimento do Sistema Nacional de Proteção e Defesa Civil - Sinpdec - **No Município de Cuiabá - MT**								2.000.000
			Ação desenvolvida (unidade): 1		F	3-ODC	6	40	0	1000	1.000.000
					F	4-INV	6	40	0	1000	1.000.000
2318	**8348**		**Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres**	06 182							**1.200.100**
2318	8348	**0001**	Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres - **Nacional**								600.000
			População beneficiada (unidade): 2.100		F	3-ODC	2	40	0	1000	500.000
					F	4-INV	2	40	0	1000	100.000
2318	8348	**0031**	Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres - **No Estado de Minas Gerais**								100.000
			População beneficiada (unidade): 10		F	4-INV	6	99	0	1000	100.000
2318	8348	**0043**	Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres - **No Estado do Rio Grande do Sul**								100
			População beneficiada (unidade): 1		F	4-INV	6	99	0	1000	100
2318	8348	**3308**	Apoio às Ações Emergenciais de Prevenção e Mitigação para a Redução de Desastres - **No Município de Japeri - RJ**								500.000
			População beneficiada (unidade): 30.000		F	4-INV	6	99	0	1000	500.000
			Operação Especial								**77.482.616**
2318	**00T5**		**Apoio à Realização de Estudos, Projetos e Obras dos Entes Federados para Contenção ou Amortecimento de Cheias e Inundações e para Contenção de Erosões Marinhas e Fluviais**	18 541							**77.482.616**
2318	00T5	**0001**	Apoio à Realização de Estudos, Projetos e Obras dos Entes Federados para Contenção ou Amortecimento de Cheias e Inundações e para Contenção de Erosões Marinhas e Fluviais - **Nacional**								77.482.615
			Projeto executado (unidade): 251		F	3-ODC	3	30	0	1000	2.780.214
					F	4-INV	3	30	0	1000	74.702.401
2318	00T5	**0042**	Apoio à Realização de Estudos, Projetos e Obras dos Entes Federados para Contenção ou Amortecimento de Cheias e Inundações e para Contenção de Erosões Marinhas e Fluviais - **No Estado de Santa Catarina**								1
			Projeto executado (unidade): 0		F	3-ODC	6	40	0	1000	1

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321	**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**2.148.749.044**
	Atividade								**386.358.862**
2321 **20VR**	**Conservação e Recuperação de Bacias Hidrográficas**	18 544							**392.464**
2321 20VR **0001**	Conservação e Recuperação de Bacias Hidrográficas - **Nacional**								392.464
	Sub-bacia com intervenção realizada (unidade): 1		F	3-ODC	2	90	0	1066	392.464
2321 **20VS**	**Formulação e Apoio à Implementação da Política Nacional de Recursos Hídricos**	18 544							**300.000**
2321 20VS **0001**	Formulação e Apoio à Implementação da Política Nacional de Recursos Hídricos - **Nacional**								300.000
	Política formulada (unidade): 1		F	3-ODC	2	90	0	1066	300.000
2321 **214T**	**Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF**	18 544							**296.568.087**
2321 214T **0020**	Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF - **Na Região Nordeste**								296.568.087
	Infraestrutura mantida (unidade): 1		F	3-ODC	3	90	0	1000	295.582.380
			F	4-INV	3	90	0	1000	985.707
2321 **219H**	**Operação e Manutenção da Barragem e da Eclusa do Canal São Gonçalo**	18 544							**200.000**
2321 219H **0043**	Operação e Manutenção da Barragem e da Eclusa do Canal São Gonçalo - **No Estado do Rio Grande do Sul**								200.000
	Infraestrutura mantida (unidade): 1		F	3-ODC	2	90	0	1000	200.000
2321 **21DD**	**Reabilitação de Barragens e de Outras Infraestruturas Hídricas**	18 544							**9.267.380**
2321 21DD **0001**	Reabilitação de Barragens e de Outras Infraestruturas Hídricas - **Nacional**								9.267.380
	Infraestrutura recuperada (unidade): 1		F	4-INV	3	30	0	1000	9.267.380
2321 **21DE**	**Estudos e Projetos de Infraestrutura para Segurança Hídrica**	18 544							**13.901.069**
2321 21DE **0001**	Estudos e Projetos de Infraestrutura para Segurança Hídrica - **Nacional**								13.901.069
	Estudo realizado (unidade): 1		F	3-ODC	3	90	0	1000	13.901.069
2321 **21DF**	**Recuperação de Reservatórios Estratégicos para a Integração do Rio São Francisco**	18 544							**64.871.653**
2321 21DF **0020**	Recuperação de Reservatórios Estratégicos para a Integração do Rio São Francisco - **Na Região Nordeste**								64.871.653
	Barragem recuperada (unidade): 1		F	4-INV	3	90	0	1000	64.871.653
2321 **21HX**	**Apoio à Implantação de Segurança de Barragens**	18 544							**358.209**
2321 21HX **0001**	Apoio à Implantação de Segurança de Barragens - **Nacional**								358.209
	Barragem recuperada (unidade): 1		F	3-ODC	2	90	0	1000	358.209
2321 **21IE**	**Fomento aos objetivos e instrumentos da Política Nacional de Irrigação**	20 607							**500.000**
2321 21IE **0001**	Fomento aos objetivos e instrumentos da Política Nacional de Irrigação - **Nacional**								500.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	0	1000	500.000
	Projeto								**908.867.632**
2321 **12EP**	**Integração do Rio São Francisco com as Bacias do Nordeste Setentrional (Eixo Leste)**	18 544							**49.117.109**
2321 12EP **0020**	Integração do Rio São Francisco com as Bacias do Nordeste Setentrional (Eixo Leste) - **Na Região Nordeste**								49.117.109
	Infraestrutura hídrica implantada (% de execução física): 1		F	4-INV	3	90	0	1000	49.117.109
2321 **152D**	**Construção do Sistema Adutor Ramal do Agreste Pernambucano**	18 544							**200.000**
2321 152D **0026**	Construção do Sistema Adutor Ramal do Agreste Pernambucano - **No Estado de Pernambuco**								200.000
	Sistema adutor implantado (% de execução física): 1		F	4-INV	2	90	0	1000	200.000
2321 **15DX**	**Construção do Sistema Adutor Ramal do Piancó**	18 544							**500.000**
2321 15DX **0025**	Construção do Sistema Adutor Ramal do Piancó - **No Estado da Paraíba**								500.000
	Sistema adutor implantado (% de execução física): 1		F	4-INV	3	90	0	1000	500.000
2321 **15ZK**	**Implantação do Projeto Seridó**	18 544							**59.754.808**
2321 15ZK **0024**	Implantação do Projeto Seridó - **No Estado do Rio Grande do Norte**								59.754.808
	Sistema adutor implantado (% de execução física): 1		F	4-INV	3	90	0	1000	59.754.808
2321 **5900**	**Integração do Rio São Francisco com as Bacias dos Rios Jaguaribe, Piranhas-Açu e Apodi (Eixo Norte)**	18 544							**799.295.715**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321 5900 **0020**	Integração do Rio São Francisco com as Bacias dos Rios Jaguaribe, Piranhas-Açu e Apodi (Eixo Norte) - **Na Região Nordeste**								799.295.715
	Infraestrutura hídrica implantada (% de execução física): 1		F	4-INV	3	90	0	1000	799.295.715
	Operação Especial								**853.522.550**
2321 **00T6**	**Apoio à Construção do Canal Adutor do Sertão Alagoano**	18 544							**201.941.169**
2321 00T6 **0027**	Apoio à Construção do Canal Adutor do Sertão Alagoano - **No Estado de Alagoas**								201.941.169
	Obra implantada (% de execução física): 11		F	4-INV	2	90	0	1000	100.000.000
			F	4-INV	3	30	0	1000	101.941.169
2321 **00T7**	**Apoio à Implantação da Adutora do Agreste**	18 544							**65.798.391**
2321 00T7 **0020**	Apoio à Implantação da Adutora do Agreste - **Na Região Nordeste**								65.798.391
	Obra implantada (% de execução física): 1		F	4-INV	3	30	0	1000	65.798.391
2321 **00T8**	**Apoio à Construção do Canal Adutor Vertente Litorânea**	18 544							**55.604.274**
2321 00T8 **0025**	Apoio à Construção do Canal Adutor Vertente Litorânea - **No Estado da Paraíba**								55.604.274
	Obra implantada (% de execução física): 1		F	4-INV	3	30	0	1000	55.604.274
2321 **00T9**	**Apoio à Implantação do Cinturão das Águas do Ceará**	18 544							**223.882.366**
2321 00T9 **0023**	Apoio à Implantação do Cinturão das Águas do Ceará - **No Estado do Ceará**								223.882.366
	Obra implantada (% de execução): 1		F	4-INV	3	30	0	1000	223.882.366
2321 **00TA**	**Apoio à Gestão e Implantação de Sistemas de Purificação e de Dessalinização de Águas Continentais e Marinhas e Rede de Distribuição Associada**	18 544							**55.604.274**
2321 00TA **0001**	Apoio à Gestão e Implantação de Sistemas de Purificação e de Dessalinização de Águas Continentais e Marinhas e Rede de Distribuição Associada - **Nacional**								55.604.274
	Sistema implantado (unidade): 1		F	4-INV	3	30	0	1000	55.604.274
2321 **00TB**	**Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica**	18 544							**184.948.965**
2321 00TB **0001**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **Nacional**								183.598.965
	Projeto executado (unidade): 51		F	4-INV	3	30	0	1000	183.598.965
2321 00TB **0025**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **No Estado da Paraíba**								500.000
	Projeto executado (unidade): 223		F	4-INV	6	99	0	1000	500.000
2321 00TB **0026**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **No Estado de Pernambuco**								800.000
	Projeto executado (unidade): 5		F	4-INV	6	99	0	1000	800.000
2321 00TB **7005**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **Implantação da Adutora do Jenipapo - Em São Raimundo Nonato - No Estado do Piauí**								50.000
	Projeto executado (unidade): 1		F	4-INV	7	30	0	1000	50.000
2321 **00TD**	**Apoio aos Polos e Projetos de Agricultura Irrigada**	20 607							**62.274.982**
2321 00TD **0001**	Apoio aos Polos e Projetos de Agricultura Irrigada - **Nacional**								18.973.230
	Projeto apoiado (unidade): 1.031		F	4-INV	2	30	0	1000	1.373.230
			F	4-INV	2	90	0	1000	17.600.000
2321 00TD **0020**	(VETADO)								(VETADO)
									(VETADO)
2321 00TD **0050**	Apoio aos Polos e Projetos de Agricultura Irrigada - **Na Região Centro-Oeste**								12.827.366
	Projeto apoiado (unidade): 1		F	4-INV	2	30	0	1000	460.003
			F	4-INV	2	90	0	1000	12.367.363
2321 **00TE**	**Apoio à Gestão de Projetos Públicos de Irrigação**	20 607							**1.800.000**
2321 00TE **0001**	Apoio à Gestão de Projetos Públicos de Irrigação - **Nacional**								1.400.000
	Projeto concluído (unidade): 2		F	3-ODC	6	90	0	1000	1.000.000
			F	4-INV	2	30	0	1000	400.000
2321 00TE **0025**	Apoio à Gestão de Projetos Públicos de Irrigação - **No Estado da Paraíba**								400.000
	Projeto concluído (unidade): 1		F	4-INV	6	90	0	1000	400.000
2321 **00VA**	**Apoio à Implantação de Tecnologias de Acesso à Água**	18 544							**1.668.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53101 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321 00VA **0001**	Apoio à Implantação de Tecnologias de Acesso à Água - **Nacional**								1.668.129
	Tecnologia implantada (unidade): 2		F	4-INV	2	90	0	1000	1.668.129
Total									**8.415.569.964**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.963.517.216	1.058.136.688	2.103.896.474	1.058.382.700	2.092.449.726
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	726.864.139	828.624.570	827.053.175	800.227.176	799.474.286
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	0	554.045	554.045	554.045	554.045
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	33.064.732	31.654.753	31.654.753	35.261.906	35.261.906
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	962.557.604	7.300.000	1.009.236.305	7.400.000	1.006.521.836
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	240.107.023	189.903.320	235.298.196	213.839.573	249.537.653
2322	SANEAMENTO BÁSICO	923.718	100.000	100.000	1.100.000	1.100.000
Funcao						
04	ADMINISTRAÇÃO	726.115.879	828.178.615	826.626.589	799.781.221	799.042.624
11	TRABALHO	104.225	200.000	200.000	200.000	200.000
15	URBANISMO	957.882.242	200.000	1.001.136.305	200.000	998.537.958
17	SANEAMENTO	923.718	100.000	100.000	1.000.000	1.000.000
18	GESTÃO AMBIENTAL	135.879.844	166.366.972	161.499.347	195.499.186	231.562.936
20	AGRICULTURA	108.798.316	30.436.348	81.698.849	25.440.387	25.858.595
26	TRANSPORTE	748.260	1.000.000	980.631	1.000.000	985.707
28	ENCARGOS ESPECIAIS	33.064.732	31.654.753	31.654.753	35.261.906	35.261.906
Subfuncao						
122	ADMINISTRAÇÃO GERAL	677.534.397	763.902.863	762.350.837	745.616.672	744.878.075
244	ASSISTÊNCIA COMUNITÁRIA	948.721.882	100.000	939.673.609	200.000	998.537.958
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	48.581.482	64.275.752	64.275.752	54.164.549	54.164.549
333	EMPREGABILIDADE	104.225	200.000	200.000	200.000	200.000
451	INFRA-ESTRUTURA URBANA	9.160.360	100.000	61.462.696	0	0
512	SANEAMENTO BÁSICO URBANO	923.718	100.000	100.000	1.000.000	1.000.000
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	0	500.000	500.000	500.000	500.000
544	RECURSOS HÍDRICOS	135.879.844	165.866.972	160.999.347	194.999.186	231.062.936
607	IRRIGAÇÃO	104.227.179	24.036.348	74.298.849	18.940.387	18.574.717
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	4.571.137	6.400.000	7.400.000	6.500.000	7.283.878
784	TRANSPORTE AQUAVIÁRIO	748.260	1.000.000	980.631	1.000.000	985.707
846	OUTROS ENCARGOS ESPECIAIS	33.064.732	31.654.753	31.654.753	35.261.906	35.261.906
GND						
1	PESSOAL E ENCARGOS SOCIAIS	633.542.506	711.758.861	711.758.861	688.867.689	688.867.689
3	OUTRAS DESPESAS CORRENTES	261.609.238	216.048.073	274.195.853	159.458.716	170.053.057
4	INVESTIMENTOS	1.068.365.472	130.329.754	1.117.941.760	210.056.295	1.233.528.980

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**688.867.689**		**119.625.885**	**1.216.032.874**				**2.024.526.448**
1050			**50.427.172**	**5.719.474**				**56.146.646**
1051				**11.776.632**				**11.776.632**
Total	**688.867.689**	**0**	**170.053.057**	**1.233.528.980**	**0**	**0**	**0**	**2.092.449.726**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**799.474.286**
	Atividade								**799.474.286**
0032 **2000**	**Administração da Unidade**	04 122							**60.576.910**
0032 2000 **0001**	Administração da Unidade - **Nacional**								60.576.910
			F	3-ODC	2	90	0	1000	11.972.910
			F	3-ODC	2	90	0	1050	39.048.968
			F	4-INV	2	90	0	1000	661.999
			F	4-INV	2	90	0	1050	3.119.474
			F	4-INV	2	90	0	1051	5.773.559
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**20.619.123**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								20.619.123
			F	3-ODC	1	90	0	1000	20.619.123
0032 **20TP**	**Ativos Civis da União**	04 122							**684.301.165**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								684.301.165
			F	1-PES	1	90	0	1000	684.301.165
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**32.991.381**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								32.991.381
			F	3-ODC	1	90	0	1000	32.991.381
0032 **2869**	**Operação das Linhas de Navegação no Lago de Três Marias**	26 784							**985.707**
0032 2869 **0031**	Operação das Linhas de Navegação no Lago de Três Marias - **No Estado de Minas Gerais** Veículo transportado (unidade): 1								985.707
			F	3-ODC	2	90	0	1000	985.707
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**554.045**
	Atividade								**554.045**
0035 **21H1**	**Auxílio ao Filho com Deficiência**	04 331							**554.045**
0035 21H1 **0001**	Auxílio ao Filho com Deficiência - **Nacional**								554.045
			F	3-ODC	2	90	0	1000	554.045
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**35.261.906**
	Operação Especial								**35.261.906**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**34.950.226**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								34.950.226
			F	1-PES	1	90	0	1000	4.415.709
			F	3-ODC	1	90	0	1000	30.534.517
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**311.680**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								311.680
			F	1-PES	1	90	0	1000	150.815
			F	3-ODC	1	90	0	1000	160.865
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**1.006.521.836**
	Atividade								**7.983.878**
2317 **212M**	**Apoio e Estruturação de Projetos Aquícolas na Área de Atuação da Codevasf**	20 608							**150.000**
2317 212M **0001**	Apoio e Estruturação de Projetos Aquícolas na Área de Atuação da Codevasf - **Nacional** Produtor capacitado (unidade): 150								150.000
			F	3-ODC	2	90	0	1000	150.000
2317 **214S**	**Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)**	20 608							**1.450.000**
2317 214S **0001**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **Nacional** Atividade produtiva apoiada (unidade): 32								450.000
			F	3-ODC	2	90	0	1000	450.000
2317 214S **0002**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **Exterior** Atividade produtiva apoiada (unidade): 1								1.000.000
			F	3-ODC	6	99	0	1000	1.000.000
2317 **21HR**	**Regularização Ambiental e Fundiária**	18 541							**500.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 21HR **0001**	Regularização Ambiental e Fundiária - **Nacional**								500.000
	Licenciamento efetuado (unidade): 20		F	3-ODC	2	90	0	1000	500.000
2317 **2819**	**Funcionamento de Estações e Centros de Pesquisa em Aquicultura**	20 608							**5.683.878**
2317 2819 **0001**	Funcionamento de Estações e Centros de Pesquisa em Aquicultura - **Nacional**								5.683.878
	Centro/estação mantido(a) (unidade): 8		F	3-ODC	2	90	0	1000	2.733.878
			F	3-ODC	2	90	0	1050	2.950.000
2317 **4786**	**Capacitação e Monitoramento da População Rural (Projeto Amanhã)**	11 333							**200.000**
2317 4786 **0001**	Capacitação e Monitoramento da População Rural (Projeto Amanhã) - **Nacional**								200.000
	População atendida (unidade): 250		F	3-ODC	2	90	0	1000	200.000
	Operação Especial								**998.537.958**
2317 **00SX**	**Apoio a Projetos de Desenvolvimento Sustentável Local Integrado**	15 244							**893.835.669**
2317 00SX **0001**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Nacional**								1.675.007
	Estudo/projeto apoiado/realizado (unidade): 815		F	3-ODC	2	90	0	1000	100.000
			F	4-INV	2	90	0	1000	110.000
			F	4-INV	2	90	0	1051	90.000
			F	4-INV	6	90	0	1000	375.007
			F	4-INV	6	99	0	1000	1.000.000
2317 00SX **0015**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Pará**								4.050.000
	Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	6	90	0	1000	4.050.000
2317 00SX **0016**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Amapá**								1.000.000
	Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	6	90	0	1000	1.000.000
2317 00SX **0021**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Maranhão**								19.000.000
	Estudo/projeto apoiado/realizado (unidade): 230		F	4-INV	6	40	0	1000	5.000.000
			F	4-INV	6	90	0	1000	14.000.000
2317 00SX **0022**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Piauí**								45.350.341
	Estudo/projeto apoiado/realizado (unidade): 224		F	4-INV	7	90	0	1000	45.350.341
2317 00SX **0023**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Ceará**								19.810.806
	Estudo/projeto apoiado/realizado (unidade): 205		F	4-INV	6	90	0	1000	1.200.000
			F	4-INV	6	99	0	1000	350.000
			F	4-INV	7	90	0	1000	18.260.806
2317 00SX **0024**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Rio Grande do Norte**								9.000.001
	Estudo/projeto apoiado/realizado (unidade): 20		F	4-INV	6	90	0	1000	9.000.000
			F	4-INV	6	99	0	1000	1
2317 00SX **0025**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado da Paraíba**								91.100.021
	Estudo/projeto apoiado/realizado (unidade): 243		F	3-ODC	7	90	0	1000	10.000.000
			F	4-INV	6	90	0	1000	6.601.000
			F	4-INV	7	90	0	1000	74.499.021
2317 00SX **0026**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Pernambuco**								108.608.965
	Estudo/projeto apoiado/realizado (unidade): 563		F	4-INV	6	90	0	1000	30.959.817
			F	4-INV	6	99	0	1000	22.195.000
			F	4-INV	7	90	0	1000	55.454.148
2317 00SX **0027**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Alagoas**								3.264.003
	Estudo/projeto apoiado/realizado (unidade): 10		F	4-INV	6	90	0	1000	3.264.003
2317 00SX **0029**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado da Bahia**								169.723.594
	Estudo/projeto apoiado/realizado (unidade): 194		F	3-ODC	6	90	0	1000	1.000.000
			F	4-INV	6	90	0	1000	34.850.007
			F	4-INV	6	99	0	1000	30.373.587
			F	4-INV	7	90	0	1000	103.500.000

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 00SX **0031**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Minas Gerais**								85.067.011
	Estudo/projeto apoiado/realizado (unidade): 1.562		F	4-INV	6	90	0	1000	20.724.008
			F	4-INV	6	99	0	1000	26.343.003
			F	4-INV	7	90	0	1000	38.000.000
2317 00SX **0051**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Mato Grosso**								1.950.000
	Estudo/projeto apoiado/realizado (unidade): 10		F	4-INV	6	90	0	1000	1.950.000
2317 00SX **0052**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Goiás**								39.492.868
	Estudo/projeto apoiado/realizado (unidade): 80		F	4-INV	6	90	0	1000	22.492.868
			F	4-INV	6	99	0	1000	17.000.000
2317 00SX **7015**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Maquinários, Equipamentos e Materiais Permanentes - No Estado do Tocantins**								89.492.375
	Estudo/projeto apoiado/realizado (unidade): 139		F	4-INV	7	90	0	1000	89.492.375
2317 00SX **7017**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Equipamentos e Serviços - No Estado de Sergipe**								43.569.957
	Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	7	90	0	1000	43.569.957
2317 00SX **7026**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Aquisição de Equipamentos - No Estado de Goiás**								76.463.778
	Estudo/projeto apoiado/realizado (unidade): 246		F	4-INV	7	90	0	1000	76.463.778
2317 00SX **7097**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno (RIDE) - Nacional**								41.796.187
	Estudo/projeto apoiado/realizado (unidade): 60		F	4-INV	7	90	0	1000	41.796.187
2317 00SX **7103**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Aquisição de Equipamentos e Serviços - No Estado do Rio Grande do Norte (CODEVASF) - No Estado do Rio Grande do Norte**								43.420.755
	Estudo/projeto apoiado/realizado (unidade): 15		F	4-INV	7	90	0	1000	43.420.755
2317 **00VH**	**Apoio a Projetos para Desenvolvimento Regional**	15 244							**104.702.289**
2317 00VH **0001**	Apoio a Projetos para Desenvolvimento Regional - **Nacional**								100.000
	Projeto apoiado (unidade): 3		F	4-INV	2	90	0	1051	100.000
2317 00VH **0026**	Apoio a Projetos para Desenvolvimento Regional - **No Estado de Pernambuco**								1
	Projeto apoiado (unidade): 0		F	4-INV	6	99	0	1000	1
2317 00VH **0028**	Apoio a Projetos para Desenvolvimento Regional - **No Estado de Sergipe**								3.206.000
	Projeto apoiado (unidade): 200		F	4-INV	6	90	0	1000	3.206.000
2317 00VH **0029**	Apoio a Projetos para Desenvolvimento Regional - **No Estado da Bahia**								500.001
	Projeto apoiado (unidade): 11		F	4-INV	6	99	0	1000	500.001
2317 00VH **0031**	Apoio a Projetos para Desenvolvimento Regional - **No Estado de Minas Gerais**								3.400.000
	Projeto apoiado (unidade): 200		F	4-INV	6	90	0	1000	3.400.000
2317 00VH **0035**	Apoio a Projetos para Desenvolvimento Regional - **No Estado de São Paulo**								600.000
	Projeto apoiado (unidade): 1		F	4-INV	6	40	0	1000	600.000
2317 00VH **0040**	Apoio a Projetos para Desenvolvimento Regional - **Na Região Sul**								100
	Projeto apoiado (unidade): 1		F	4-INV	6	99	0	1000	100
2317 00VH **7004**	Apoio a Projetos para Desenvolvimento Regional - **Obras na Região Metropolitana de Gurupi - No Estado do Tocantins**								27.100.000
	Projeto apoiado (unidade): 139		F	4-INV	7	90	0	1000	27.100.000
2317 00VH **7005**	Apoio a Projetos para Desenvolvimento Regional - **Qualificação Urbana - Região Metropolitana de Palmas - No Estado do Tocantins**								69.796.187
	Projeto apoiado (unidade): 139		F	4-INV	7	90	0	1000	69.796.187
2321	**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**249.537.653**
	Atividade								**54.622.970**
2321 **20EY**	**Operação e Manutenção de Projetos Públicos de Irrigação de Interesse Social**	20 607							**8.562.830**
2321 20EY **0020**	Operação e Manutenção de Projetos Públicos de Irrigação de Interesse Social - **Na Região Nordeste**								8.562.830
	Projeto público de irrigação mantido (unidade): 15		F	3-ODC	2	90	0	1000	1.484.626
			F	3-ODC	2	90	0	1050	7.078.204

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321	**20N4**		**Operação e Manutenção de Infraestruturas Hídricas**	18 544							**2.455.856**
2321	20N4	**0001**	Operação e Manutenção de Infraestruturas Hídricas - **Nacional**								2.455.856
			Infraestrutura mantida (unidade): 67		F	3-ODC	2	90	0	1000	2.455.856
2321	**214T**		**Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF**	18 544							**100.000**
2321	214T	**0020**	Gestão, Operação e Manutenção do Projeto de Integração do Rio São Francisco - PISF - **Na Região Nordeste**								100.000
			Infraestrutura mantida (unidade): 1		F	3-ODC	3	90	0	1000	100.000
2321	**21DD**		**Reabilitação de Barragens e de Outras Infraestruturas Hídricas**	18 544							**37.146.313**
2321	21DD	**0001**	Reabilitação de Barragens e de Outras Infraestruturas Hídricas - **Nacional**								37.146.313
			Infraestrutura recuperada (unidade): 80		F	4-INV	3	90	0	1000	37.146.313
2321	**21DE**		**Estudos e Projetos de Infraestrutura para Segurança Hídrica**	18 544							**1.374.995**
2321	21DE	**0001**	Estudos e Projetos de Infraestrutura para Segurança Hídrica - **Nacional**								1.374.995
			Estudo realizado (unidade): 22		F	4-INV	2	90	0	1000	186.865
					F	4-INV	2	90	0	1051	1.088.130
					F	4-INV	3	90	0	1000	100.000
2321	**21DG**		**Recuperação Hidroambiental nas Bacias Hidrográficas na Área de Atuação da Codevasf**	18 544							**1.000.000**
2321	21DG	**0001**	Recuperação Hidroambiental nas Bacias Hidrográficas na Área de Atuação da Codevasf - **Nacional**								1.000.000
			Área protegida (ha): 8.000		F	4-INV	2	90	0	1000	500.000
					F	4-INV	2	90	0	1051	500.000
2321	**21DI**		**Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação**	20 607							**500.000**
2321	21DI	**0001**	Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação - **Nacional**								500.000
			Regularização efetivada (unidade): 1		F	3-ODC	2	90	0	1000	50.000
					F	3-ODC	2	90	0	1050	450.000
2321	**21DJ**		**Estudos e Projetos para Implantação de Projetos Públicos de Irrigação**	20 607							**1.000.000**
2321	21DJ	**0001**	Estudos e Projetos para Implantação de Projetos Públicos de Irrigação - **Nacional**								1.000.000
			Estudo realizado (unidade): 5		F	4-INV	2	90	0	1000	50.000
					F	4-INV	2	90	0	1050	950.000
2321	**21DK**		**Gestão de Projetos Públicos de Irrigação**	20 607							**2.482.976**
2321	21DK	**0001**	Gestão de Projetos Públicos de Irrigação - **Nacional**								2.482.976
			Projeto público de irrigação mantido (unidade): 7		F	3-ODC	2	90	0	1000	1.582.976
					F	3-ODC	2	90	0	1050	900.000
			Projeto								**187.398.314**
2321	**12FT**		**Implantação do Projeto Público de Irrigação Marrecas/Jenipapo com 1.000 ha**	20 607							**100.000**
2321	12FT	**0022**	Implantação do Projeto Público de Irrigação Marrecas/Jenipapo com 1.000 ha - **No Estado do Piauí**								100.000
			Infraestrutura hídrica implantada (% de execução física): 100		F	4-INV	2	90	0	1000	50.000
					F	4-INV	2	90	0	1050	50.000
2321	**140C**		**Implantação dos Projetos Públicos de Irrigação do Canal do Sertão Alagoano com 13.579 ha no Estado de Alagoas**	20 607							**100.000**
2321	140C	**0027**	Implantação dos Projetos Públicos de Irrigação do Canal do Sertão Alagoano com 13.579 ha no Estado de Alagoas - **No Estado de Alagoas**								100.000
			Infraestrutura hídrica implantada (% de execução física): 100		F	4-INV	2	90	0	1000	50.000
					F	4-INV	2	90	0	1050	50.000
2321	**14VI**		**Implantação de Infraestruturas para Segurança Hídrica**	18 544							**48.133.681**
2321	14VI	**0022**	Implantação de Infraestruturas para Segurança Hídrica - **No Estado do Piauí**								47.033.681
			Infraestrutura hídrica implantada (unidade): 240		F	4-INV	2	90	0	1000	47.033.681
2321	14VI	**0026**	Implantação de Infraestruturas para Segurança Hídrica - **No Estado de Pernambuco**								100.000
			Infraestrutura hídrica implantada (unidade): 1		F	4-INV	2	90	0	1000	100.000
2321	14VI	**0833**	Implantação de Infraestruturas para Segurança Hídrica - **No Município de Curimatá - PI**								500.000
			Infraestrutura hídrica implantada (unidade): 1		F	4-INV	2	90	0	1000	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321	14VI	**0971**	Implantação de Infraestruturas para Segurança Hídrica - **No Município de São Raimundo Nonato - PI**								500.000
			Infraestrutura hídrica implantada (unidade): 1		F	4-INV	2	90	0	1000	500.000
2321	**15XT**		**Implantação de Sistemas Adutores para Abastecimento de Água do Canal do Sertão Alagoano**	18 544							**1.052.784**
2321	15XT	**0027**	Implantação de Sistemas Adutores para Abastecimento de Água do Canal do Sertão Alagoano - **No Estado de Alagoas**								1.052.784
			Infraestrutura hídrica implantada (% de execução): 100		F	4-INV	2	90	0	1000	358.740
					F	4-INV	2	90	0	1051	694.044
2321	**15XV**		**Construção de Sistema Integrado de Abastecimento de Água - Adutora da Fé**	18 544							**1.679.032**
2321	15XV	**0029**	Construção de Sistema Integrado de Abastecimento de Água - Adutora da Fé - **No Estado da Bahia**								1.679.032
			Adutora construída (% de execução): 100		F	4-INV	3	90	0	1000	200.000
					F	4-INV	7	90	0	1000	1.479.032
2321	**15XW**		**Implantação da Barragem Tinguis**	18 544							**4.633.690**
2321	15XW	**0022**	Implantação da Barragem Tinguis - **No Estado do Piauí**								4.633.690
			Obra concluída (% de execução): 100		F	4-INV	3	90	0	1000	4.633.690
2321	**15ZK**		**Implantação do Projeto Seridó**	18 544							**100.000**
2321	15ZK	**0024**	Implantação do Projeto Seridó - **No Estado do Rio Grande do Norte**								100.000
			Sistema adutor implantado (% de execução física): 100		F	4-INV	3	90	0	1000	100.000
2321	**162K**		**Implantação do Canal do Sertão Baiano**	18 544							**56.136.008**
2321	162K	**0020**	Implantação do Canal do Sertão Baiano - **Na Região Nordeste**								56.136.008
			Canal construído (% de execução): 100		F	4-INV	3	90	0	1000	56.136.008
2321	**166K**		**Implantação dos Diques da Baixada Maranhense**	18 544							**100.000**
2321	166K	**0021**	Implantação dos Diques da Baixada Maranhense - **No Estado do Maranhão**								100.000
			Dique construído (% de execução física): 100		F	4-INV	2	90	0	1000	10.000
					F	4-INV	2	90	0	1051	90.000
2321	**1692**		**Implantação do Projeto Público de Irrigação Salitre com 25.323 ha no Estado da Bahia**	20 607							**100.000**
2321	1692	**0029**	Implantação do Projeto Público de Irrigação Salitre com 25.323 ha no Estado da Bahia - **No Estado da Bahia**								100.000
			Projeto executado (% de execução física): 100		F	4-INV	2	90	0	1000	100.000
2321	**169E**		**Implantação da Barragem Extrema, localizada no Ribeirão Extrema, no município de São João D'Aliança-GO**	18 544							**100.000**
2321	169E	**5633**	Implantação da Barragem Extrema, localizada no Ribeirão Extrema, no município de São João D'Aliança-GO - **No Município de São João d'Aliança - GO**								100.000
			Obra executada (% de execução): 100		F	4-INV	2	90	0	1000	100.000
2321	**1851**		**Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto**	18 544							**300.000**
2321	1851	**0029**	Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto - **No Estado da Bahia**								300.000
			Intervenção apoiada (unidade): 1		F	4-INV	6	99	0	1000	300.000
2321	**5260**		**Implantação do Projeto Público de Irrigação Pontal**	20 607							**1.000.000**
2321	5260	**0026**	Implantação do Projeto Público de Irrigação Pontal - **No Estado de Pernambuco**								1.000.000
			Infraestrutura hídrica implantada (% de execução física): 100		F	4-INV	2	90	0	1000	100.000
					F	4-INV	2	90	0	1050	250.000
					F	4-INV	2	90	0	1051	650.000
2321	**5308**		**Construção da Barragem Jequitaí**	18 544							**129.769**
2321	5308	**0031**	Construção da Barragem Jequitaí - **No Estado de Minas Gerais**								129.769
			Obra executada (% de execução física): 100		F	4-INV	3	90	0	1000	129.769
2321	**5314**		**Implantação do Projeto Público de Irrigação Baixio de Irecê**	20 607							**500.000**
2321	5314	**0029**	Implantação do Projeto Público de Irrigação Baixio de Irecê - **No Estado da Bahia**								500.000
			Infraestrutura hídrica implantada (% de execução física): 100		F	4-INV	2	90	0	1000	20.000
					F	4-INV	2	90	0	1051	480.000
2321	**7G88**		**Construção da Barragem Atalaia no Estado do Piauí**	18 544							**20.409.289**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53201 COMPANHIA DE DESENVOLVIMENTO DOS VALES DO SÃO FRANCISCO E DO PARNAÍBA - CODEVASF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321 7G88 **0022**	Construção da Barragem Atalaia no Estado do Piauí - **No Estado do Piauí**								20.409.289
	Barragem construída (% de execução): 100		F	4-INV	3	90	0	1000	20.409.289
2321 **7X91**	**Implantação do Canal do Xingó**	18 544							**1.853.476**
2321 7X91 **0020**	Implantação do Canal do Xingó - **Na Região Nordeste**								1.853.476
	Infraestrutura hídrica implantada (% de execução física): 100		F	4-INV	3	90	0	1000	1.853.476
2321 **7XZ4**	**Construção da Adutora Agreste Potiguar no estado do Rio Grande do Norte**	18 544							**50.970.585**
2321 7XZ4 **0024**	Construção da Adutora Agreste Potiguar no estado do Rio Grande do Norte - **No Estado do Rio Grande do Norte**								50.970.585
	Obra executada (% de execução física): 100		F	4-INV	3	90	0	1000	50.970.585
	Operação Especial								**7.516.369**
2321 **00TB**	**Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica**	18 544							**1.279.035**
2321 00TB **0041**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **No Estado do Paraná**								2
	Projeto executado (unidade): 0		F	3-ODC	6	99	0	1000	1
			F	4-INV	6	99	0	1000	1
2321 00TB **7001**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **Construção do Canal do Sertão Baiano - No Estado da Bahia**								1.279.033
	Projeto executado (unidade): 3		F	4-INV	7	90	0	1000	1.279.033
2321 **00TD**	**Apoio aos Polos e Projetos de Agricultura Irrigada**	20 607							**2.370.899**
2321 00TD **0050**	Apoio aos Polos e Projetos de Agricultura Irrigada - **Na Região Centro-Oeste**								2.370.899
	Projeto apoiado (unidade): 3		F	4-INV	2	90	0	1050	1.000.000
			F	4-INV	2	90	0	1051	1.370.899
2321 **00UN**	**Apoio à Implantação, Ampliação, Melhorias ou Adequação de Sistemas de Abastecimento de Água em Áreas de Atuação da Codevasf**	18 544							**1.908.423**
2321 00UN **0001**	Apoio à Implantação, Ampliação, Melhorias ou Adequação de Sistemas de Abastecimento de Água em Áreas de Atuação da Codevasf - **Nacional**								1.908.423
	Sistema de abastecimento de água construído (unidade): 15		F	4-INV	2	90	0	1000	1.158.423
			F	4-INV	2	90	0	1051	750.000
2321 **00VB**	**Apoio ao Desenvolvimento da Agricultura Irrigada no Centro-Oeste**	20 607							**1.858.012**
2321 00VB **0050**	Apoio ao Desenvolvimento da Agricultura Irrigada no Centro-Oeste - **Na Região Centro-Oeste**								1.858.012
	Projeto apoiado (unidade): 5		F	4-INV	2	90	0	1000	1.558.012
			F	4-INV	2	90	0	1050	300.000
2321 **00WP**	**Apoio para Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto**	18 544							**100.000**
2321 00WP **0001**	Apoio para Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto - **Nacional**								100.000
	Intervenção apoiada (unidade): 2		F	4-INV	2	90	0	1000	10.000
			F	4-INV	2	90	0	1051	90.000
2322	**Saneamento Básico**								**1.100.000**
	Operação Especial								**1.100.000**
2322 **00UM**	**Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação de Sistemas de Esgotamento Sanitário na Área de Atuação da Codevasf**	17 512							**1.000.000**
2322 00UM **0001**	Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação de Sistemas de Esgotamento Sanitário na Área de Atuação da Codevasf - **Nacional**								1.000.000
	Sistema de esgotamento sanitário implantado (unidade): 28		F	4-INV	2	90	0	1000	900.000
			F	4-INV	2	90	0	1051	100.000
2322 **00UO**	**Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação do Sistema de Saneamento Básico no município de Balsas no Estado do Maranhão**	18 544							**100.000**
2322 00UO **0572**	Apoio à Implantação, Ampliação, Manutenção, Melhoria ou Adequação do Sistema de Saneamento Básico no município de Balsas no Estado do Maranhão - **No Município de Balsas - MA**								100.000
	Obra executada (% de execução): 100		F	4-INV	2	90	0	1000	100.000
Total									**2.092.449.726**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53202 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DA AMAZÔNIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		57.357.411	66.586.928	69.986.508	70.536.675	72.804.941
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	50.711.313	52.573.928	52.323.762	55.022.554	54.833.699
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	5.380.995	12.000.000	15.649.746	13.500.000	15.971.414
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	1.265.103	2.000.000	2.000.000	2.000.000	1.985.707
Funcao						
04	ADMINISTRAÇÃO	42.736.790	45.538.588	45.135.494	45.942.942	45.754.087
09	PREVIDÊNCIA SOCIAL	10.866.882	11.035.340	11.035.340	12.579.612	12.579.612
15	URBANISMO	0	0	4.000.000	0	2.500.000
17	SANEAMENTO	1.265.103	2.000.000	2.000.000	2.000.000	1.985.707
19	CIÊNCIA E TECNOLOGIA	674.367	4.000.000	3.901.337	5.000.000	4.985.707
20	AGRICULTURA	1.814.269	4.000.000	3.901.337	5.000.000	4.985.707
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	34.584.036	36.176.748	35.926.582	37.079.403	36.890.548
127	ORDENAMENTO TERRITORIAL	2.892.359	4.000.000	3.847.072	3.500.000	3.500.000
244	ASSISTÊNCIA COMUNITÁRIA	0	0	4.000.000	0	2.500.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	10.866.882	11.035.340	11.035.340	12.579.612	12.579.612
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.558.958	2.612.964	2.612.964	2.416.246	2.416.246
544	RECURSOS HÍDRICOS	1.265.103	2.000.000	2.000.000	2.000.000	1.985.707
571	DESENVOLVIMENTO CIENTÍFICO	674.367	4.000.000	3.901.337	5.000.000	4.985.707
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	1.814.269	4.000.000	3.901.337	5.000.000	4.985.707
846	OUTROS ENCARGOS ESPECIAIS	2.701.438	2.761.876	2.761.876	2.961.414	2.961.414
GND						
1	PESSOAL E ENCARGOS SOCIAIS	36.669.568	36.473.964	36.473.964	40.620.429	40.620.429
3	OUTRAS DESPESAS CORRENTES	17.946.318	22.112.964	21.512.544	19.166.246	20.948.805
4	INVESTIMENTOS	2.741.525	8.000.000	12.000.000	10.750.000	11.235.707

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**28.040.817**		**8.876.617**	**2.841.300**				**39.758.734**
1002	**1.127.743**							**1.127.743**
1050			**4.200.000**	**6.944.407**				**11.144.407**
1052			**7.872.188**	**1.450.000**				**9.322.188**
1056	**11.451.869**							**11.451.869**
Total	**40.620.429**	**0**	**20.948.805**	**11.235.707**	**0**	**0**	**0**	**72.804.941**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53202 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DA AMAZÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**54.833.699**
	Atividade								**39.306.794**
0032 **2000**	**Administração da Unidade**	04 122							**11.711.145**
0032 2000 **0001**	Administração da Unidade - **Nacional**								11.711.145
			F	3-ODC	2	90	0	1000	2.388.957
			F	3-ODC	2	90	0	1052	7.872.188
			F	4-INV	2	90	0	1052	1.450.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**619.356**
0032 2004 **6000**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Amazônia Legal**								619.356
			F	3-ODC	1	90	0	1000	619.356
0032 **20TP**	**Ativos Civis da União**	04 122							**25.079.403**
0032 20TP **6000**	Ativos Civis da União - **Na Amazônia Legal**								25.079.403
			F	1-PES	1	90	0	1000	25.079.403
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.796.890**
0032 212B **6000**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Amazônia Legal**								1.796.890
			F	3-ODC	1	90	0	1000	1.796.890
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**100.000**
0032 216H **6000**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na Amazônia Legal** Agente público beneficiado (unidade): 1								100.000
			F	3-ODC	2	90	0	1000	100.000
	Operação Especial								**15.526.905**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**12.579.612**
0032 0181 **6000**	Aposentadorias e Pensões Civis da União - **Na Amazônia Legal**								12.579.612
			S	1-PES	1	90	0	1002	1.127.743
			S	1-PES	1	90	0	1056	11.451.869
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**2.947.293**
0032 09HB **6000**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Amazônia Legal**								2.947.293
			F	1-PES	0	91	0	1000	2.947.293
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **6000**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Amazônia Legal**								14.121
			F	1-PES	1	90	0	1000	14.121
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**15.971.414**
	Atividade								**13.471.414**
2317 **20WQ**	**Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial**	04 127							**3.500.000**
2317 20WQ **6000**	Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial - **Na Amazônia Legal** Estudo/projeto apoiado/realizado (unidade): 4								3.500.000
			F	3-ODC	2	90	0	1050	2.200.000
			F	4-INV	2	90	0	1000	835.954
			F	4-INV	2	90	0	1050	464.046
2317 **214S**	**Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)**	20 608							**4.985.707**
2317 214S **6000**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **Na Amazônia Legal** Atividade produtiva apoiada (unidade): 4								4.985.707
			F	3-ODC	2	90	0	1000	985.707
			F	3-ODC	2	90	0	1050	1.000.000
			F	4-INV	2	90	0	1000	519.639
			F	4-INV	2	90	0	1050	2.480.361
2317 **4542**	**Fomento à Pesquisa, Tecnologia e Inovação para o Desenvolvimento Sustentável da Biodiversidade Amazônica**	19 571							**4.985.707**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53202 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DA AMAZÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 4542 **6000**	Fomento à Pesquisa, Tecnologia e Inovação para o Desenvolvimento Sustentável da Biodiversidade Amazônica - **Na Amazônia Legal**								4.985.707
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	0	1000	985.707
			F	3-ODC	2	90	0	1050	1.000.000
			F	4-INV	2	90	0	1050	3.000.000
	Operação Especial								**2.500.000**
2317 **00SX**	**Apoio a Projetos de Desenvolvimento Sustentável Local Integrado**	15 244							**2.500.000**
2317 00SX **0001**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Nacional**								500.000
	Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	6	99	0	1000	500.000
2317 00SX **0010**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Na Região Norte**								1.500.000
	Estudo/projeto apoiado/realizado (unidade): 5		F	3-ODC	6	99	0	1000	1.500.000
2317 00SX **0016**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Amapá**								500.000
	Estudo/projeto apoiado/realizado (unidade): 10		F	3-ODC	6	99	0	1000	500.000
2321	**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**1.985.707**
	Operação Especial								**1.985.707**
2321 **00TB**	**Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica**	17 544							**1.985.707**
2321 00TB **6000**	Apoio à Implantação, Ampliação ou Melhorias de Infraestruturas de Oferta de Água para Segurança Hídrica - **Na Amazônia Legal**								1.985.707
	Projeto executado (unidade): 2		F	4-INV	2	90	0	1000	985.707
			F	4-INV	2	90	0	1050	1.000.000
Total									**72.804.941**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53203 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO NORDESTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		61.145.929	72.757.757	76.007.323	79.465.583	78.830.051
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	55.705.092	63.290.473	63.290.473	69.911.462	69.707.442
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	5.440.836	9.454.284	12.703.850	9.540.000	9.108.488
Funcao						
04	ADMINISTRAÇÃO	49.266.160	61.669.701	61.472.275	66.101.866	65.466.334
09	PREVIDÊNCIA SOCIAL	8.753.127	8.825.056	8.825.056	10.599.596	10.599.596
11	TRABALHO	0	400.000	400.000	400.000	400.000
15	URBANISMO	1.100.000	0	3.446.992	0	0
19	CIÊNCIA E TECNOLOGIA	1.681.388	900.000	900.000	1.400.000	1.400.000
20	AGRICULTURA	345.254	950.000	950.000	950.000	950.000
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	40.296.319	47.546.713	47.546.713	52.270.146	52.066.126
127	ORDENAMENTO TERRITORIAL	2.314.194	6.804.284	6.606.858	5.990.000	5.558.488
128	FORMAÇÃO DE RECURSOS HUMANOS	0	800.000	800.000	1.200.000	1.200.000
244	ASSISTÊNCIA COMUNITÁRIA	1.100.000	0	3.446.992	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	8.753.127	8.825.056	8.825.056	10.599.596	10.599.596
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.789.097	3.060.057	3.060.057	2.938.096	2.938.096
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	1.681.388	900.000	900.000	1.400.000	1.400.000
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	345.254	950.000	950.000	950.000	950.000
846	OUTROS ENCARGOS ESPECIAIS	3.866.550	3.871.647	3.871.647	4.117.745	4.117.745
GND						
1	PESSOAL E ENCARGOS SOCIAIS	39.484.918	39.697.700	39.697.700	46.527.487	46.527.487
3	OUTRAS DESPESAS CORRENTES	19.599.052	32.170.057	31.972.631	31.576.096	30.940.564
4	INVESTIMENTOS	2.061.958	890.000	4.336.992	1.362.000	1.362.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**35.927.891**		**13.377.376**	**1.250.000**				**50.555.267**
1050			**17.563.188**	**112.000**				**17.675.188**
1056	**10.599.596**							**10.599.596**
Total	**46.527.487**	**0**	**30.940.564**	**1.362.000**	**0**	**0**	**0**	**78.830.051**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53203 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO NORDESTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**69.707.442**
	Atividade								**55.004.222**
0032 **2000**	**Administração da Unidade**	04 122							**20.108.479**
0032 2000 **0001**	Administração da Unidade - **Nacional**								20.108.479
			F	3-ODC	2	90	0	1000	2.580.792
			F	3-ODC	2	90	0	1050	16.810.934
			F	3-ODC	2	91	0	1050	604.753
			F	4-INV	2	90	0	1050	112.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**673.104**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								673.104
			F	3-ODC	1	90	0	1000	673.104
0032 **20TP**	**Ativos Civis da União**	04 122							**31.810.146**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								31.810.146
			F	1-PES	1	90	0	1000	31.810.146
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**2.264.992**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.264.992
			F	3-ODC	1	90	0	1000	2.264.992
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**147.501**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								147.501
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	0	1050	147.501
	Operação Especial								**14.703.220**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**10.599.596**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								10.599.596
			S	1-PES	1	90	0	1056	10.599.596
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**4.103.624**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								4.103.624
			F	1-PES	0	91	0	1000	4.103.624
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**9.108.488**
	Atividade								**9.108.488**
2317 **20WQ**	**Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial**	04 127							**5.558.488**
2317 20WQ **0001**	Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial - **Nacional**								5.558.488
	Estudo/projeto apoiado/realizado (unidade): 7		F	3-ODC	2	90	0	1000	5.458.488
			F	4-INV	2	90	0	1000	100.000
2317 **214S**	**Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia)**	20 608							**950.000**
2317 214S **0001**	Estruturação e Dinamização de Atividades Produtivas (Rotas de Integração Nacional e Bioeconomia) - **Nacional**								950.000
	Atividade produtiva apoiada (unidade): 2		F	3-ODC	2	90	0	1000	500.000
			F	4-INV	2	90	0	1000	450.000
2317 **4640**	**Capacitação de Recursos Humanos para a Competitividade com Vistas ao Desenvolvimento Regional**	11 128							**400.000**
2317 4640 **0001**	Capacitação de Recursos Humanos para a Competitividade com Vistas ao Desenvolvimento Regional - **Nacional**								400.000
	Pessoa capacitada (unidade): 100		F	3-ODC	2	90	0	1000	400.000
2317 **8340**	**Inovação para o Desenvolvimento Regional**	19 573							**1.400.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53203 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO NORDESTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 8340 **0001**	Inovação para o Desenvolvimento Regional - **Nacional**								1.400.000
	Iniciativa apoiada (unidade): 3		F	3-ODC	2	90	0	1000	700.000
			F	4-INV	2	90	0	1000	700.000
2317 **8917**	**Fortalecimento das Administrações Locais**	04 128							**800.000**
2317 8917 **0001**	Fortalecimento das Administrações Locais - **Nacional**								800.000
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	0	1000	800.000
Total									**78.830.051**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53204 DEPARTAMENTO NACIONAL DE OBRAS CONTRA AS SECAS - DNOCS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.066.784.054	914.243.354	1.237.290.116	1.044.846.017	1.078.254.685
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	703.784.172	712.770.154	711.361.652	790.381.595	788.310.926
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	20.724	39.003	39.003	22.016	22.016
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	124.175.639	2.330.000	340.175.021	2.330.000	54.363.887
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	238.803.519	199.104.197	185.714.440	252.112.406	235.557.856
Funcao						
04	ADMINISTRAÇÃO	119.170.703	121.881.874	120.473.372	122.697.545	120.626.876
09	PREVIDÊNCIA SOCIAL	584.613.470	590.888.280	590.888.280	667.684.050	667.684.050
15	URBANISMO	122.751.760	0	337.937.764	0	52.171.618
18	GESTÃO AMBIENTAL	236.967.707	194.634.197	181.413.534	248.634.197	232.226.171
20	AGRICULTURA	3.259.691	6.800.000	6.538.163	5.808.209	5.523.954
28	ENCARGOS ESPECIAIS	20.724	39.003	39.003	22.016	22.016
Subfuncao						
122	ADMINISTRAÇÃO GERAL	95.292.464	96.096.465	94.687.963	96.817.594	94.746.925
244	ASSISTÊNCIA COMUNITÁRIA	122.751.760	0	337.937.764	0	52.171.618
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	584.613.470	590.888.280	590.888.280	667.684.050	667.684.050
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.269.483	14.523.548	14.523.548	14.535.209	14.535.209
544	RECURSOS HÍDRICOS	236.967.707	194.634.197	181.413.534	248.634.197	232.226.171
607	IRRIGAÇÃO	1.835.812	4.470.000	4.300.906	3.478.209	3.331.685
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	1.423.879	2.330.000	2.237.257	2.330.000	2.192.269
846	OUTROS ENCARGOS ESPECIAIS	10.629.479	11.300.864	11.300.864	11.366.758	11.366.758
GND						
1	PESSOAL E ENCARGOS SOCIAIS	652.612.509	665.059.606	665.059.606	741.668.716	741.668.716
3	OUTRAS DESPESAS CORRENTES	53.696.340	49.464.739	47.949.771	49.458.290	47.463.322
4	INVESTIMENTOS	360.475.205	199.719.009	524.280.739	253.719.011	289.122.647

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**73.984.666**		**45.312.215**	**283.739.808**				**403.036.689**
1001	**261.749.618**							**261.749.618**
1002	**361.853.813**							**361.853.813**
1050			**2.151.107**					**2.151.107**
1051				**5.382.839**				**5.382.839**
1056	**44.080.619**							**44.080.619**
Total	**741.668.716**	**0**	**47.463.322**	**289.122.647**	**0**	**0**	**0**	**1.078.254.685**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53204 DEPARTAMENTO NACIONAL DE OBRAS CONTRA AS SECAS - DNOCS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**788.310.926**
	Atividade								**109.282.134**
0032 **2000**	**Administração da Unidade**	04 122							**32.121.122**
0032 2000 **0001**	Administração da Unidade - **Nacional**								32.121.122
			F	3-ODC	2	90	0	1000	27.388.242
			F	3-ODC	2	90	0	1050	1.378.828
			F	3-ODC	2	91	0	1000	832.670
			F	4-INV	2	90	0	1000	1.534.880
			F	4-INV	2	90	0	1051	986.502
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**6.660.684**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								6.660.684
			F	3-ODC	1	90	0	1000	6.660.684
0032 **20TP**	**Ativos Civis da União**	04 122							**62.625.803**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								62.625.803
			F	1-PES	1	90	0	1000	62.625.803
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**7.874.525**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.874.525
			F	3-ODC	1	90	0	1000	7.874.525
	Operação Especial								**679.028.792**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**667.684.050**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								667.684.050
			S	1-PES	1	90	0	1001	261.749.618
			S	1-PES	1	90	0	1002	361.853.813
			S	1-PES	1	90	0	1056	44.080.619
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**11.344.742**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								11.344.742
			F	1-PES	0	91	0	1000	11.344.742
0909	**Operações Especiais: Outros Encargos Especiais**								**22.016**
	Operação Especial								**22.016**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**7.895**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								7.895
			S	3-ODC	1	90	0	1000	7.895
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**54.363.887**
	Atividade								**2.192.269**
2317 **2819**	**Funcionamento de Estações e Centros de Pesquisa em Aquicultura**	20 608							**2.192.269**
2317 2819 **0001**	Funcionamento de Estações e Centros de Pesquisa em Aquicultura - **Nacional** Centro/estação mantido(a) (unidade): 12								2.192.269
			F	3-ODC	2	90	0	1000	1.742.269
			F	3-ODC	2	90	0	1050	200.000
			F	4-INV	2	90	0	1000	50.000
			F	4-INV	2	90	0	1051	200.000
	Operação Especial								**52.171.618**
2317 **00SX**	**Apoio a Projetos de Desenvolvimento Sustentável Local Integrado**	15 244							**52.171.618**
2317 00SX **0021**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Maranhão** Estudo/projeto apoiado/realizado (unidade): 15								3.000.000
			F	4-INV	6	90	0	1000	3.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53204 DEPARTAMENTO NACIONAL DE OBRAS CONTRA AS SECAS - DNOCS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317 00SX **0022**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Piauí**								10.000.000
	Estudo/projeto apoiado/realizado (unidade): 100		F	4-INV	6	90	0	1000	10.000.000
2317 00SX **0023**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado do Ceará**								3.652.000
	Estudo/projeto apoiado/realizado (unidade): 25		F	4-INV	6	90	0	1000	3.252.000
			F	4-INV	6	99	0	1000	400.000
2317 00SX **0025**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado da Paraíba**								10.000.000
	Estudo/projeto apoiado/realizado (unidade): 100		F	4-INV	6	99	0	1000	10.000.000
2317 00SX **0026**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Pernambuco**								13.267.611
	Estudo/projeto apoiado/realizado (unidade): 150		F	4-INV	7	90	0	1000	13.267.611
2317 00SX **0029**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado da Bahia**								10.552.007
	Estudo/projeto apoiado/realizado (unidade): 32		F	4-INV	6	90	0	1000	7.302.007
			F	4-INV	6	99	0	1000	3.250.000
2317 00SX **0031**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Minas Gerais**								1.700.000
	Estudo/projeto apoiado/realizado (unidade): 134		F	3-ODC	6	90	0	1000	200.000
			F	4-INV	6	90	0	1000	1.500.000
2321	**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**235.557.856**
	Atividade								**52.262.019**
2321 **20N4**	**Operação e Manutenção de Infraestruturas Hídricas**	18 544							**2.893.438**
2321 20N4 **0001**	Operação e Manutenção de Infraestruturas Hídricas - **Nacional**								2.893.438
	Infraestrutura mantida (unidade): 2		F	4-INV	2	90	0	1000	1.347.983
			F	4-INV	2	90	0	1051	1.545.455
2321 **21DD**	**Reabilitação de Barragens e de Outras Infraestruturas Hídricas**	18 544							**46.336.896**
2321 21DD **0001**	Reabilitação de Barragens e de Outras Infraestruturas Hídricas - **Nacional**								46.336.896
	Infraestrutura recuperada (unidade): 15		F	4-INV	3	90	0	1000	46.336.896
2321 **21DI**	**Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação**	20 607							**170.000**
2321 21DI **0001**	Regularização Ambiental e Fundiária de Projetos Públicos de Irrigação - **Nacional**								170.000
	Regularização efetivada (unidade): 1		F	3-ODC	2	90	0	1000	170.000
2321 **21DK**	**Gestão de Projetos Públicos de Irrigação**	20 607							**1.008.209**
2321 21DK **0001**	Gestão de Projetos Públicos de Irrigação - **Nacional**								1.008.209
	Projeto público de irrigação mantido (unidade): 6		F	3-ODC	2	90	0	1000	435.930
			F	3-ODC	2	90	0	1050	572.279
2321 **21HT**	**Modernização de Projetos Públicos de Irrigação Nacional**	20 607							**1.853.476**
2321 21HT **0020**	Modernização de Projetos Públicos de Irrigação Nacional - **Na Região Nordeste**								1.853.476
	Projeto público de irrigação modernizado (unidade): 1		F	4-INV	2	90	0	1000	1.853.476
	Projeto								**146.226.320**
2321 **11AA**	**Construção da Barragem Fronteiras**	18 544							**64.871.653**
2321 11AA **0023**	Construção da Barragem Fronteiras - **No Estado do Ceará**								64.871.653
	Barragem construída (% de execução física): 10		F	4-INV	3	90	0	1000	64.871.653
2321 **14VI**	**Implantação de Infraestruturas para Segurança Hídrica**	18 544							**6.681.375**
2321 14VI **0001**	Implantação de Infraestruturas para Segurança Hídrica - **Nacional**								6.681.375
	Infraestrutura hídrica implantada (unidade): 8		F	4-INV	2	90	0	1000	4.030.493
			F	4-INV	2	90	0	1051	2.650.882
2321 **1851**	**Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto**	18 544							**1.500.000**
2321 1851 **0026**	Aquisição de Equipamentos e/ou Implantação de Obras de Infraestrutura Hídrica de Pequeno e Médio Vulto - **No Estado de Pernambuco**								1.500.000
	Intervenção apoiada (unidade): 1		F	4-INV	6	90	0	1000	1.500.000
2321 **1N64**	**Implantação da Adutora Pajeú nos Estados de Pernambuco e Paraíba**	18 544							**68.578.605**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53204 DEPARTAMENTO NACIONAL DE OBRAS CONTRA AS SECAS - DNOCS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321	1N64	**0020**	Implantação da Adutora Pajeú nos Estados de Pernambuco e Paraíba - **Na Região Nordeste** Infraestrutura hídrica implantada (% de execução física): 10		F	4-INV	3	90	0	1000	68.578.605 68.578.605
2321	**1O21**		**Implantação do Projeto Público de Irrigação Tabuleiros Litorâneos de Parnaíba - 2ª Etapa - com 5.985 ha**	20 607							**300.000**
2321	1O21	**0022**	Implantação do Projeto Público de Irrigação Tabuleiros Litorâneos de Parnaíba - 2ª Etapa - com 5.985 ha - **No Estado do Piauí** Projeto implantado (% de execução física): 1		F	4-INV	2	90	0	1000	300.000 300.000
2321	**7M12**		**Construção da Barragem Poço de Varas**	18 544							**4.294.687**
2321	7M12	**0024**	Construção da Barragem Poço de Varas - **No Estado do Rio Grande do Norte** Barragem construída (% de execução física): 5		F	4-INV	3	90	0	1000	4.294.687 4.294.687
			Operação Especial								**37.069.517**
2321	**00TG**		**Apoio à Construção da Barragem Oiticica**	18 544							**37.069.517**
2321	00TG	**0024**	Apoio à Construção da Barragem Oiticica - **No Estado do Rio Grande do Norte** Obra executada (% de execução): 1		F	4-INV	3	30	0	1000	37.069.517 37.069.517
Total											**1.078.254.685**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53207 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO CENTRO-OESTE - SUDECO

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		144.012.050	46.010.515	108.714.522	47.634.280	121.880.647
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	28.871.224	31.707.265	30.829.158	35.470.159	34.097.659
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	14.121	14.121
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	113.748.076	14.000.000	77.582.114	11.850.000	87.468.867
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	1.392.750	300.000	300.000	300.000	300.000
Funcao						
04	ADMINISTRAÇÃO	33.175.841	37.659.130	38.667.593	42.228.738	40.636.452
09	PREVIDÊNCIA SOCIAL	152.733	48.135	48.135	14.121	14.121
11	TRABALHO	467.567	250.000	250.000	0	0
15	URBANISMO	108.823.159	6.650.000	68.345.544	5.027.300	80.865.953
20	AGRICULTURA	1.392.750	1.000.000	1.000.000	300.000	300.000
26	TRANSPORTE	0	400.000	400.000	50.000	50.000
28	ENCARGOS ESPECIAIS	0	3.250	3.250	14.121	14.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	26.223.904	29.135.818	28.257.711	32.287.498	30.914.998
127	ORDENAMENTO TERRITORIAL	4.924.917	6.650.000	8.536.570	6.822.700	6.602.914
244	ASSISTÊNCIA COMUNITÁRIA	108.823.159	6.450.000	68.145.544	5.027.300	80.865.953
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	152.733	48.135	48.135	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.231.806	1.267.876	1.267.876	1.136.326	1.136.326
451	INFRA-ESTRUTURA URBANA	0	200.000	200.000	0	0
607	IRRIGAÇÃO	1.392.750	300.000	300.000	300.000	300.000
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	0	700.000	700.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	1.262.781	1.258.686	1.258.686	2.046.335	2.046.335
GND						
1	PESSOAL E ENCARGOS SOCIAIS	12.152.530	12.242.639	12.242.639	14.397.954	14.397.954
3	OUTRAS DESPESAS CORRENTES	23.023.507	27.727.876	28.664.808	28.659.026	27.066.740
4	INVESTIMENTOS	108.836.013	6.040.000	67.807.075	4.577.300	80.415.953

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**14.383.833**		**23.970.874**	**79.551.867**				**117.906.574**
1050				**864.086**				**864.086**
1052			**3.095.866**					**3.095.866**
1056	**14.121**							**14.121**
Total	**14.397.954**	**0**	**27.066.740**	**80.415.953**	**0**	**0**	**0**	**121.880.647**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53207 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO CENTRO-OESTE - SUDECO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**34.097.659**
	Atividade								**32.051.324**
0032 **2000**	**Administração da Unidade**	04 122							**18.427.500**
0032 2000 **0050**	Administração da Unidade - **Na Região Centro-Oeste**								18.427.500
			F	3-ODC	2	90	0	1000	17.361.617
			F	3-ODC	2	90	0	1052	200.000
			F	3-ODC	2	91	0	1000	665.883
			F	4-INV	2	90	0	1000	200.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**163.470**
0032 2004 **0050**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Centro-Oeste**								163.470
			F	3-ODC	1	90	0	1000	163.470
0032 **20TP**	**Ativos Civis da União**	04 122							**12.337.498**
0032 20TP **0050**	Ativos Civis da União - **Na Região Centro-Oeste**								12.337.498
			F	1-PES	1	90	0	1000	12.337.498
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**972.856**
0032 212B **0050**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Centro-Oeste**								972.856
			F	3-ODC	1	90	0	1000	972.856
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**150.000**
0032 216H **0050**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na Região Centro-Oeste**								150.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	0	1000	150.000
	Operação Especial								**2.046.335**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032 0181 **0050**	Aposentadorias e Pensões Civis da União - **Na Região Centro-Oeste**								14.121
			S	1-PES	1	90	0	1056	14.121
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**2.032.214**
0032 09HB **0050**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Região Centro-Oeste**								2.032.214
			F	1-PES	0	91	0	1000	2.032.214
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0050**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Região Centro-Oeste**								14.121
			F	1-PES	1	90	0	1000	14.121
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**87.468.867**
	Atividade								**6.552.914**
2317 **20WQ**	**Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial**	04 127							**6.552.914**
2317 20WQ **0050**	Gestão de Políticas de Desenvolvimento Regional, Ordenamento Territorial - **Na Região Centro-Oeste**								6.552.914
	Estudo/projeto apoiado/realizado (unidade): 2		F	3-ODC	2	80	0	1000	876.834
			F	3-ODC	2	80	0	1052	2.895.866
			F	3-ODC	2	90	0	1000	2.780.214
	Operação Especial								**80.915.953**
2317 **00SX**	**Apoio a Projetos de Desenvolvimento Sustentável Local Integrado**	15 244							**80.865.953**
2317 00SX **0001**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **Nacional**								4.773.579
	Estudo/projeto apoiado/realizado (unidade): 6		F	3-ODC	2	40	0	1000	700.000
			F	4-INV	2	40	0	1000	3.209.493
			F	4-INV	2	40	0	1050	864.086

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53207 SUPERINTENDÊNCIA DO DESENVOLVIMENTO DO CENTRO-OESTE - SUDECO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317	00SX	**0051**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Mato Grosso**								3.900.000
			Estudo/projeto apoiado/realizado (unidade): 8		F	4-INV	6	40	0	1000	750.000
					F	4-INV	6	99	0	1000	3.150.000
2317	00SX	**0052**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Goiás**								1.800.000
			Estudo/projeto apoiado/realizado (unidade): 2		F	4-INV	6	40	0	1000	1.800.000
2317	00SX	**0054**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Estado de Mato Grosso do Sul**								19.800.000
			Estudo/projeto apoiado/realizado (unidade): 45		F	4-INV	6	40	0	1000	1.500.000
					F	4-INV	6	99	0	1000	18.300.000
2317	00SX	**5335**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Município de Juscimeira - MT**								12.796.187
			Estudo/projeto apoiado/realizado (unidade): 20		F	4-INV	7	40	0	1000	12.796.187
2317	00SX	**5390**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Município de Rondonópolis - MT**								25.000.000
			Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	7	40	0	1000	25.000.000
2317	00SX	**5417**	Apoio a Projetos de Desenvolvimento Sustentável Local Integrado - **No Município de Nova Monte Verde - MT**								12.796.187
			Estudo/projeto apoiado/realizado (unidade): 1		F	4-INV	7	40	0	1000	12.796.187
2317	**00WQ**		**Apoio à Implantação de Infraestrutura Produtiva e Complementar na RIDE/DF na área de atuação da Sudeco**	26 127							**50.000**
2317	00WQ	**0050**	Apoio à Implantação de Infraestrutura Produtiva e Complementar na RIDE/DF na área de atuação da Sudeco - **Na Região Centro-Oeste**								50.000
			Iniciativa apoiada (unidade): 1		F	4-INV	2	40	0	1000	50.000
2321			**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**300.000**
			Operação Especial								**300.000**
2321	**00TD**		**Apoio aos Polos e Projetos de Agricultura Irrigada**	20 607							**300.000**
2321	00TD	**0050**	Apoio aos Polos e Projetos de Agricultura Irrigada - **Na Região Centro-Oeste**								300.000
			Projeto apoiado (unidade): 1		F	3-ODC	2	40	0	1000	300.000
Total											**121.880.647**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53210 AGÊNCIA NACIONAL DE ÁGUAS E SANEAMENTO BÁSICO - ANA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		447.934.576	560.832.809	503.162.558	537.743.024	546.832.211
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	158.497.853	171.557.693	170.995.759	202.293.292	201.394.109
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0999	RESERVA DE CONTINGÊNCIA	0	69.331.531	69.331.531	46.153.430	46.153.430
2321	RECURSOS HÍDRICOS: ÁGUA EM QUANTIDADE E QUALIDADE PARA SEMPRE	284.344.681	314.865.822	257.987.453	284.892.049	295.202.049
2322	SANEAMENTO BÁSICO	5.092.042	5.064.763	4.834.815	4.390.132	4.068.502
Funcao						
09	PREVIDÊNCIA SOCIAL	7.275.750	7.192.748	7.192.748	9.169.702	9.169.702
18	GESTÃO AMBIENTAL	440.658.825	484.295.530	426.625.279	482.405.771	491.494.958
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
99	RESERVA DE CONTINGÊNCIA	0	69.331.531	69.331.531	46.153.430	46.153.430
Subfuncao						
122	ADMINISTRAÇÃO GERAL	131.742.116	143.858.548	143.296.614	167.460.100	166.560.917
125	NORMATIZAÇÃO E FISCALIZAÇÃO	8.168.986	4.977.982	4.977.982	6.697.545	16.697.545
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	7.275.750	7.192.748	7.192.748	9.169.702	9.169.702
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.563.425	5.211.286	5.211.286	5.749.012	5.749.012
512	SANEAMENTO BÁSICO URBANO	5.092.042	5.064.763	4.834.815	4.390.132	4.068.502
544	RECURSOS HÍDRICOS	276.175.694	309.887.840	253.009.471	278.194.504	278.504.504
846	OUTROS ENCARGOS ESPECIAIS	14.916.561	15.308.111	15.308.111	19.928.599	19.928.599
999	RESERVA DE CONTINGÊNCIA	0	69.331.531	69.331.531	46.153.430	46.153.430
GND						
1	PESSOAL E ENCARGOS SOCIAIS	119.908.589	122.600.687	122.600.687	166.682.873	166.682.873
3	OUTRAS DESPESAS CORRENTES	311.140.697	353.776.311	299.286.060	309.516.545	318.605.732
4	INVESTIMENTOS	16.885.290	15.124.280	11.944.280	15.390.176	15.390.176
9	RESERVA DE CONTINGENCIA	0	69.331.531	69.331.531	46.153.430	46.153.430

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**157.513.171**		**31.501.862**					**189.015.033**
1016			**135.380.290**					**135.380.290**
1052			**823.469**					**823.469**
1056	**9.169.702**							**9.169.702**
1071			**150.900.111**	**15.390.176**			**46.153.430**	**212.443.717**
Total	**166.682.873**	**0**	**318.605.732**	**15.390.176**	**0**	**0**	**46.153.430**	**546.832.211**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53210 AGÊNCIA NACIONAL DE ÁGUAS E SANEAMENTO BÁSICO - ANA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**201.394.109**
	Atividade								**172.309.929**
0032 **2000**	**Administração da Unidade**	18 122							**28.701.345**
0032 2000 **0001**	Administração da Unidade - **Nacional**								28.701.345
			F	3-ODC	2	90	0	1000	11.374.348
			F	3-ODC	2	90	0	1052	626.435
			F	3-ODC	2	90	0	1071	16.700.562
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**1.089.816**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.089.816
			F	3-ODC	1	90	0	1000	1.089.816
0032 **20TP**	**Ativos Civis da União**	18 122							**137.584.572**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								137.584.572
			F	1-PES	1	90	0	1000	137.584.572
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	18 331							**4.659.196**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								4.659.196
			F	3-ODC	1	90	0	1000	4.659.196
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	18 122							**275.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 5								275.000
			F	3-ODC	2	90	0	1071	275.000
	Operação Especial								**29.084.180**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**9.169.702**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								9.169.702
			S	1-PES	1	90	0	1056	9.169.702
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	18 846							**19.914.478**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								19.914.478
			F	1-PES	0	91	0	1000	19.914.478
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0999	**Reserva de Contingência**								**46.153.430**
	Operação Especial								**46.153.430**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**46.153.430**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								46.153.430
			F	9-RES	0	99	0	1071	46.153.430
2321	**Recursos Hídricos: Água em Quantidade e Qualidade para sempre**								**295.202.049**
	Atividade								**159.821.759**
2321 **20WI**	**Implementação da Política Nacional de Recursos Hídricos**	18 544							**92.017.954**
2321 20WI **0001**	Implementação da Política Nacional de Recursos Hídricos - **Nacional** Entidade beneficiada (unidade): 32								91.707.954
			F	3-ODC	2	30	0	1071	33.271.126
			F	3-ODC	2	50	0	1071	2.119.199
			F	3-ODC	2	80	0	1071	2.047.951
			F	3-ODC	2	90	0	1071	46.941.473
			F	4-INV	2	90	0	1071	7.328.205

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 53000 MINISTÉRIO DA INTEGRAÇÃO E DO DESENVOLVIMENTO REGIONAL

Unidade: 53210 AGÊNCIA NACIONAL DE ÁGUAS E SANEAMENTO BÁSICO - ANA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2321 20WI **0013**	Implementação da Política Nacional de Recursos Hídricos - **No Estado do Amazonas** Entidade beneficiada (unidade): 1								310.000
			F	3-ODC	6	99	0	1000	310.000
2321 **2378**	**Operação da Rede Hidrometeorológica**	18 544							**51.106.260**
2321 2378 **0001**	Operação da Rede Hidrometeorológica - **Nacional** Estação operada (unidade): 3.400								51.106.260
			F	3-ODC	2	90	0	1071	43.044.289
			F	4-INV	2	90	0	1071	8.061.971
2321 **4926**	**Regulação e Fiscalização dos Usos de Recursos Hídricos, dos Serviços de Irrigação e Adução de Água Bruta e da Segurança de Barragens**	18 125							**16.697.545**
2321 4926 **0001**	Regulação e Fiscalização dos Usos de Recursos Hídricos, dos Serviços de Irrigação e Adução de Água Bruta e da Segurança de Barragens - **Nacional** Bacia regulada (unidade): 60								16.697.545
			F	3-ODC	2	90	0	1000	10.000.000
			F	3-ODC	2	90	0	1052	197.034
			F	3-ODC	2	90	0	1071	6.500.511
	Operação Especial								**135.380.290**
2321 **00LX**	**Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004)**	18 544							**135.380.290**
2321 00LX **6024**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio Paraíba do Sul**								22.552.740
			F	3-ODC	1	50	0	1016	22.552.740
2321 00LX **6025**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio Doce**								18.969.129
			F	3-ODC	1	50	0	1016	18.969.129
2321 00LX **6027**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio São Francisco**								36.504.001
			F	3-ODC	1	50	0	1016	36.504.001
2321 00LX **6028**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio Verde Grande**								465.872
			F	3-ODC	1	50	0	1016	465.872
2321 00LX **6029**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio Paranaíba**								15.623.235
			F	3-ODC	1	50	0	1016	15.623.235
2321 00LX **6030**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia dos Rios Piracicaba, Capivari e Jundiaí**								20.560.171
			F	3-ODC	1	50	0	1016	20.560.171
2321 00LX **6046**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio Grande**								18.592.964
			F	3-ODC	1	50	0	1016	18.592.964
2321 00LX **6047**	Transferência dos Recursos da Cobrança às Agências de Águas (Leis nº 9.433/1997 e nº 10.881/2004) - **Na Bacia do Rio Piancó-Piranhas-Açu**								2.112.178
			F	3-ODC	1	50	0	1016	2.112.178
2322	**Saneamento Básico**								**4.068.502**
	Atividade								**4.068.502**
2322 **219R**	**Melhoria da Qualidade Regulatória do Setor de Saneamento**	18 512							**4.068.502**
2322 219R **0001**	Melhoria da Qualidade Regulatória do Setor de Saneamento - **Nacional** Estudo desenvolvido (unidades/ano): 5								4.068.502
			F	3-ODC	2	90	0	1000	4.068.502
Total									**546.832.211**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.556.158.599	1.698.411.069	3.794.677.438	1.603.573.733	3.491.068.067
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	310.822.391	299.635.791	449.635.791	265.909.156	315.909.156
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.430	13.000	13.000	27.121	27.121
0999	RESERVA DE CONTINGÊNCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559
2323	TURISMO, ESSE É O DESTINO	2.245.334.777	772.186.105	2.718.452.474	169.173.897	2.006.668.231
Funcao						
04	ADMINISTRAÇÃO	0	4.000.000	4.000.000	0	0
09	PREVIDÊNCIA SOCIAL	21.126.824	22.849.642	22.849.642	24.875.699	24.875.699
23	COMÉRCIO E SERVIÇOS	2.535.030.345	1.044.972.254	3.141.238.623	410.207.354	2.297.701.688
28	ENCARGOS ESPECIAIS	1.430	13.000	13.000	27.121	27.121
99	RESERVA DE CONTINGÊNCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559
Subfuncao						
122	ADMINISTRAÇÃO GERAL	275.846.342	265.513.884	415.513.884	230.085.391	280.085.391
211	RELAÇÕES DIPLOMÁTICAS	3.615.996	1.800.000	1.800.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.126.824	22.849.642	22.849.642	24.875.699	24.875.699
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.513.061	4.422.389	4.422.389	5.200.494	5.200.494
695	TURISMO	2.245.334.777	772.186.105	2.718.452.474	169.173.897	2.006.668.231
846	OUTROS ENCARGOS ESPECIAIS	5.721.599	5.062.876	5.062.876	5.774.693	5.774.693
999	RESERVA DE CONTINGÊNCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559
UO						
54101	MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA	1.289.930.876	1.078.378.861	3.174.645.230	1.603.553.733	3.491.048.067
54901	FUNDO GERAL DO TURISMO	0	0	0	20.000	20.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	60.904.052	66.167.304	66.167.304	73.560.946	73.560.946
3	OUTRAS DESPESAS CORRENTES	330.542.394	304.904.101	1.157.255.306	275.549.228	915.800.016
4	INVESTIMENTOS	898.484.430	80.731.283	1.324.646.447	86.000.000	1.333.243.546
5	INVERSOES FINANCEIRAS	1.266.227.723	620.032.208	620.032.208	0	0
9	RESERVA DE CONTINGENCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**5.747.572**		**529.194.079**	**1.247.243.546**				**1.782.185.197**
1050			**14.202**					**14.202**
1052			**181.160.635**	**6.000.000**			**278.154.208**	**465.314.843**
1056	**11.103.974**							**11.103.974**
1140			**89.153.897**	**80.000.000**			**643.185.631**	**812.339.528**
9052	**56.709.400**		**116.277.203**				**247.123.720**	**420.110.323**
Total	**73.560.946**	**0**	**915.800.016**	**1.333.243.546**	**0**	**0**	**1.168.463.559**	**3.491.068.067**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54101 MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.289.930.876	1.078.378.861	3.174.645.230	1.603.553.733	3.491.048.067
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	310.822.391	299.635.791	449.635.791	265.909.156	315.909.156
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.430	13.000	13.000	27.121	27.121
0999	RESERVA DE CONTINGÊNCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559
2323	TURISMO, ESSE É O DESTINO	979.107.054	152.153.897	2.098.420.266	169.153.897	2.006.648.231
Funcao						
04	ADMINISTRAÇÃO	0	4.000.000	4.000.000	0	0
09	PREVIDÊNCIA SOCIAL	21.126.824	22.849.642	22.849.642	24.875.699	24.875.699
23	COMÉRCIO E SERVIÇOS	1.268.802.622	424.940.046	2.521.206.415	410.187.354	2.297.681.688
28	ENCARGOS ESPECIAIS	1.430	13.000	13.000	27.121	27.121
99	RESERVA DE CONTINGÊNCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559
Subfuncao						
122	ADMINISTRAÇÃO GERAL	275.846.342	265.513.884	415.513.884	230.085.391	280.085.391
211	RELAÇÕES DIPLOMÁTICAS	3.615.996	1.800.000	1.800.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.126.824	22.849.642	22.849.642	24.875.699	24.875.699
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.513.061	4.422.389	4.422.389	5.200.494	5.200.494
695	TURISMO	979.107.054	152.153.897	2.098.420.266	169.153.897	2.006.648.231
846	OUTROS ENCARGOS ESPECIAIS	5.721.599	5.062.876	5.062.876	5.774.693	5.774.693
999	RESERVA DE CONTINGÊNCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559
GND						
1	PESSOAL E ENCARGOS SOCIAIS	60.904.052	66.167.304	66.167.304	73.560.946	73.560.946
3	OUTRAS DESPESAS CORRENTES	330.542.394	304.904.101	1.157.255.306	275.529.228	915.780.016
4	INVESTIMENTOS	898.484.430	80.731.283	1.324.646.447	86.000.000	1.333.243.546
9	RESERVA DE CONTINGENCIA	0	626.576.173	626.576.173	1.168.463.559	1.168.463.559

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**5.747.572**		**529.174.079**	**1.247.243.546**				**1.782.165.197**
1050			**14.202**					**14.202**
1052			**181.160.635**	**6.000.000**			**278.154.208**	**465.314.843**
1056	**11.103.974**							**11.103.974**
1140			**89.153.897**	**80.000.000**			**643.185.631**	**812.339.528**
9052	**56.709.400**		**116.277.203**				**247.123.720**	**420.110.323**
Total	**73.560.946**	**0**	**915.780.016**	**1.333.243.546**	**0**	**0**	**1.168.463.559**	**3.491.048.067**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54101 MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**315.909.156**
	Atividade								**285.285.885**
0032 **2000**	**Administração da Unidade**	23 122							**86.844.837**
0032 2000 **0001**	Administração da Unidade - **Nacional**								86.844.837
			F	3-ODC	2	90	0	1050	14.202
			F	3-ODC	2	90	0	1052	80.830.635
			F	4-INV	2	90	0	1052	6.000.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	23 331							**1.303.740**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.303.740
			F	3-ODC	1	90	0	9052	1.303.740
0032 **20TP**	**Ativos Civis da União**	23 122							**42.910.554**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								42.910.554
			F	1-PES	1	90	0	9052	42.910.554
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	23 331							**3.896.754**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								3.896.754
			F	3-ODC	1	90	0	9052	3.896.754
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	23 122							**330.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 66								330.000
			F	3-ODC	2	90	0	1052	330.000
0032 **2F10**	**Manutenção de Contrato de Gestão com a Agência Brasileira de Promoção Internacional do Turismo (EMBRATUR)**	23 122							**150.000.000**
0032 2F10 **0001**	Manutenção de Contrato de Gestão com a Agência Brasileira de Promoção Internacional do Turismo (EMBRATUR) - **Nacional** Projeto apoiado (unidade): 30								150.000.000
			F	3-ODC	2	50	0	1000	50.000.000
			F	3-ODC	2	50	0	1052	100.000.000
	Operação Especial								**30.623.271**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**24.875.699**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								24.875.699
			S	1-PES	1	90	0	1056	11.103.974
			S	1-PES	1	90	0	9052	13.771.725
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	23 846							**5.747.572**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								5.747.572
			F	1-PES	0	91	0	1000	5.747.572
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	9052	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	9052	13.000
0999	**Reserva de Contingência**								**1.168.463.559**
	Operação Especial								**1.168.463.559**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**1.168.463.559**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								1.168.463.559
			F	9-RES	0	99	0	1052	278.154.208
			F	9-RES	0	99	0	1140	643.185.631
			F	9-RES	0	99	0	9052	247.123.720

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54101 MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2323	**Turismo, esse é o destino**								**2.006.648.231**
	Atividade								**667.476.565**
2323 **20Y3**	**Promoção e Marketing do Turismo no Mercado Nacional**	23 695							**614.324.511**
2323 20Y3 **0001**	Promoção e Marketing do Turismo no Mercado Nacional - **Nacional**								427.256.454
	Iniciativa implementada (unidade): 168		F	3-ODC	2	90	0	1000	1.462.715
			F	3-ODC	2	90	0	1140	69.493.739
			F	3-ODC	6	50	0	1000	2.400.000
			F	3-ODC	6	99	0	1000	3.900.000
			F	3-ODC	8	90	0	1000	238.923.291
			F	3-ODC	8	90	0	9052	111.076.709
2323 20Y3 **0011**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de Rondônia**								200.000
	Iniciativa implementada (unidade): 5		F	3-ODC	6	99	0	1000	200.000
2323 20Y3 **0016**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Amapá**								2.000.000
	Iniciativa implementada (unidade): 1		F	3-ODC	6	30	0	1000	2.000.000
2323 20Y3 **0021**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Maranhão**								1.000.000
	Iniciativa implementada (unidade): 1		F	3-ODC	6	99	0	1000	1.000.000
2323 20Y3 **0022**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Piauí**								1.500.000
	Iniciativa implementada (unidade): 3		F	3-ODC	6	99	0	1000	1.500.000
2323 20Y3 **0023**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Ceará**								1.610.000
	Iniciativa implementada (unidade): 5		F	3-ODC	6	50	0	1000	1.110.000
			F	3-ODC	6	99	0	1000	500.000
2323 20Y3 **0024**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Rio Grande do Norte**								5.300.022
	Iniciativa implementada (unidade): 12		F	3-ODC	6	50	0	1000	300.022
			F	3-ODC	6	99	0	1000	5.000.000
2323 20Y3 **0025**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado da Paraíba**								3.353.007
	Iniciativa implementada (unidade): 68		F	3-ODC	6	40	0	1000	200.000
			F	3-ODC	6	99	0	1000	3.153.007
2323 20Y3 **0026**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de Pernambuco**								14.025.007
	Iniciativa implementada (unidade): 50		F	3-ODC	6	99	0	1000	14.025.007
2323 20Y3 **0029**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado da Bahia**								96.502.007
	Iniciativa implementada (unidade): 66		F	3-ODC	6	30	0	1000	9.000.000
			F	3-ODC	6	40	0	1000	2.000.000
			F	3-ODC	6	99	0	1000	2.052.007
			F	3-ODC	7	30	0	1000	83.450.000
2323 20Y3 **0031**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de Minas Gerais**								5.300.000
	Iniciativa implementada (unidade): 37		F	3-ODC	6	99	0	1000	5.300.000
2323 20Y3 **0032**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Espírito Santo**								4.300.000
	Iniciativa implementada (unidade): 106		F	3-ODC	6	99	0	1000	4.300.000
2323 20Y3 **0033**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Rio de Janeiro**								8.902.007
	Iniciativa implementada (unidade): 6		F	3-ODC	6	40	0	1000	2.902.007
			F	3-ODC	6	50	0	1000	6.000.000
2323 20Y3 **0035**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de São Paulo**								9.750.000
	Iniciativa implementada (unidade): 32		F	3-ODC	6	40	0	1000	8.750.000
			F	3-ODC	6	99	0	1000	1.000.000
2323 20Y3 **0041**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Paraná**								7.450.000
	Iniciativa implementada (unidade): 50		F	3-ODC	6	40	0	1000	5.000.000
			F	3-ODC	6	99	0	1000	2.450.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54101 MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2323 20Y3 **0042**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de Santa Catarina** Iniciativa implementada (unidade): 1								200.000
			F	3-ODC	6	99	0	1000	200.000
2323 20Y3 **0043**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado do Rio Grande do Sul** Iniciativa implementada (unidade): 6								600.000
			F	3-ODC	6	40	0	1000	500.000
			F	3-ODC	6	99	0	1000	100.000
2323 20Y3 **0052**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de Goiás** Iniciativa implementada (unidade): 35								8.000.000
			F	3-ODC	6	99	0	1000	8.000.000
2323 20Y3 **0053**	Promoção e Marketing do Turismo no Mercado Nacional - **No Distrito Federal** Iniciativa implementada (unidade): 1								4.000.000
			F	3-ODC	6	50	0	1000	4.000.000
2323 20Y3 **0054**	Promoção e Marketing do Turismo no Mercado Nacional - **No Estado de Mato Grosso do Sul** Iniciativa implementada (unidade): 4								2.000.000
			F	3-ODC	6	40	0	1000	2.000.000
2323 20Y3 **1093**	Promoção e Marketing do Turismo no Mercado Nacional - **No Município de Maracanaú - CE** Iniciativa implementada (unidade): 1								6.000.007
			F	3-ODC	6	40	0	1000	6.000.007
2323 20Y3 **1148**	Promoção e Marketing do Turismo no Mercado Nacional - **No Município de Santana do Cariri - CE** Iniciativa implementada (unidade): 1								600.000
			F	3-ODC	6	40	0	1000	600.000
2323 20Y3 **1674**	Promoção e Marketing do Turismo no Mercado Nacional - **No Município de Olinda - PE** Iniciativa implementada (unidade): 1								250.000
			F	3-ODC	6	90	0	1000	250.000
2323 20Y3 **3341**	Promoção e Marketing do Turismo no Mercado Nacional - **No Município do Rio de Janeiro - RJ** Iniciativa implementada (unidade): 1								500.000
			F	3-ODC	6	50	0	1000	500.000
2323 20Y3 **7007**	Promoção e Marketing do Turismo no Mercado Nacional - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno (RIDE) - Na Região Centro-Oeste** Iniciativa implementada (unidade): 20								3.726.000
			F	3-ODC	6	99	0	1000	3.726.000
2323 **21DB**	**Estruturação e Ordenamento dos Destinos Turísticos Brasileiros**	23 695							**3.004.595**
2323 21DB **0001**	Estruturação e Ordenamento dos Destinos Turísticos Brasileiros - **Nacional** Ação realizada (unidade): 4								2.554.595
			F	3-ODC	2	90	0	1000	794.595
			F	3-ODC	2	90	0	1140	1.760.000
2323 21DB **0035**	Estruturação e Ordenamento dos Destinos Turísticos Brasileiros - **No Estado de São Paulo** Ação realizada (unidade): 10								450.000
			F	4-INV	6	99	0	1000	450.000
2323 **21FN**	**Qualidade, Sustentabilidade e Ações Climáticas no Turismo**	23 695							**36.639.191**
2323 21FN **0001**	Qualidade, Sustentabilidade e Ações Climáticas no Turismo - **Nacional** Pessoa beneficiada (unidade): 250								35.889.190
			F	3-ODC	2	90	0	1000	1.589.190
			F	3-ODC	2	90	0	1140	4.300.000
			F	3-ODC	8	90	0	1000	30.000.000
2323 21FN **0033**	Qualidade, Sustentabilidade e Ações Climáticas no Turismo - **No Estado do Rio de Janeiro** Pessoa beneficiada (unidade): 300								250.000
			F	3-ODC	6	99	0	1000	250.000
2323 21FN **0041**	Qualidade, Sustentabilidade e Ações Climáticas no Turismo - **No Estado do Paraná** Pessoa beneficiada (unidade): 0								1
			F	3-ODC	6	99	0	1000	1
2323 21FN **7002**	Qualidade, Sustentabilidade e Ações Climáticas no Turismo - **SENAC - No Estado do Rio Grande do Norte** Pessoa beneficiada (unidade): 50								500.000
			F	3-ODC	6	50	0	1000	500.000
2323 **21FO**	**Planejamento, Inteligência, Inovação e Competitividade no Turismo**	23 695							**10.759.618**
2323 21FO **0001**	Planejamento, Inteligência, Inovação e Competitividade no Turismo - **Nacional** Ação realizada (unidade): 32								9.659.618
			F	3-ODC	2	90	0	1000	1.059.460
			F	3-ODC	2	90	0	1140	7.800.158
			F	3-ODC	6	50	0	1000	800.000
2323 21FO **0026**	Planejamento, Inteligência, Inovação e Competitividade no Turismo - **No Estado de Pernambuco** Ação realizada (unidade): 1								100.000
			F	3-ODC	6	99	0	1000	100.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54101 MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2323 21FO **0031**	Planejamento, Inteligência, Inovação e Competitividade no Turismo - **No Estado de Minas Gerais**								400.000
	Ação realizada (unidade): 3		F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	200.000
2323 21FO **0035**	Planejamento, Inteligência, Inovação e Competitividade no Turismo - **No Estado de São Paulo**								200.000
	Ação realizada (unidade): 1		F	3-ODC	6	50	0	1000	200.000
2323 21FO **0042**	Planejamento, Inteligência, Inovação e Competitividade no Turismo - **No Estado de Santa Catarina**								400.000
	Ação realizada (unidade): 2		F	3-ODC	6	50	0	1000	400.000
2323 **2C01**	**Promoção de Investimentos Privados, Financiamento, Parcerias e Concessões no Setor de Turismo**	23 695							**2.748.650**
2323 2C01 **0001**	Promoção de Investimentos Privados, Financiamento, Parcerias e Concessões no Setor de Turismo - **Nacional**								2.748.650
	Iniciativa implementada (unidade): 4		F	3-ODC	2	90	0	1000	1.148.650
			F	3-ODC	2	90	0	1140	1.600.000
	Operação Especial								**1.339.171.666**
2323 **10V0**	**Apoio a Projetos de Infraestrutura Turística**	23 695							**1.339.171.666**
2323 10V0 **0001**	Apoio a Projetos de Infraestrutura Turística - **Nacional**								1.229.124.877
	Projeto turístico apoiado (unidade): 305		F	3-ODC	2	90	0	1000	5.628.120
			F	3-ODC	2	90	0	1140	4.200.000
			F	4-INV	2	40	0	1140	76.550.795
			F	4-INV	2	90	0	1000	412.996.757
			F	4-INV	2	90	0	1140	3.449.205
			F	4-INV	6	99	0	1000	6.300.000
			F	4-INV	8	90	0	1000	720.000.000
2323 10V0 **0021**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Maranhão**								3.000.000
	Projeto turístico apoiado (unidade): 10		F	4-INV	6	99	0	1000	3.000.000
2323 10V0 **0023**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Ceará**								2.400.000
	Projeto turístico apoiado (unidade): 6		F	4-INV	6	40	0	1000	2.000.000
			F	4-INV	6	99	0	1000	400.000
2323 10V0 **0024**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Rio Grande do Norte**								1
	Projeto turístico apoiado (unidade): 0		F	4-INV	6	40	0	1000	1
2323 10V0 **0026**	Apoio a Projetos de Infraestrutura Turística - **No Estado de Pernambuco**								500.000
	Projeto turístico apoiado (unidade): 50		F	4-INV	6	99	0	1000	500.000
2323 10V0 **0029**	Apoio a Projetos de Infraestrutura Turística - **No Estado da Bahia**								3.000.000
	Projeto turístico apoiado (unidade): 8		F	4-INV	6	40	0	1000	1.000.000
			F	4-INV	6	99	0	1000	2.000.000
2323 10V0 **0031**	Apoio a Projetos de Infraestrutura Turística - **No Estado de Minas Gerais**								100.000
	Projeto turístico apoiado (unidade): 10		F	4-INV	6	99	0	1000	100.000
2323 10V0 **0032**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Espírito Santo**								600.000
	Projeto turístico apoiado (unidade): 1		F	4-INV	6	99	0	1000	600.000
2323 10V0 **0033**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Rio de Janeiro**								10.300.000
	Projeto turístico apoiado (unidade): 4		F	4-INV	6	99	0	1000	10.300.000
2323 10V0 **0035**	Apoio a Projetos de Infraestrutura Turística - **No Estado de São Paulo**								4.950.100
	Projeto turístico apoiado (unidade): 38		F	3-ODC	6	99	0	1000	2.550.000
			F	4-INV	6	99	0	1000	2.400.100
2323 10V0 **0041**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Paraná**								1.800.500
	Projeto turístico apoiado (unidade): 17		F	4-INV	6	99	0	1000	1.800.500
2323 10V0 **0042**	Apoio a Projetos de Infraestrutura Turística - **No Estado de Santa Catarina**								3.200.000
	Projeto turístico apoiado (unidade): 4		F	4-INV	6	99	0	1000	3.200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54101 MINISTÉRIO DO TURISMO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2323	10V0	**0043**	Apoio a Projetos de Infraestrutura Turística - **No Estado do Rio Grande do Sul**								9.400.001
			Projeto turístico apoiado (unidade): 12		F	4-INV	6	40	0	1000	2.400.000
					F	4-INV	6	99	0	1000	7.000.001
2323	10V0	**0052**	Apoio a Projetos de Infraestrutura Turística - **No Estado de Goiás**								2.000.000
			Projeto turístico apoiado (unidade): 2		F	4-INV	6	40	0	1000	2.000.000
2323	10V0	**0116**	Apoio a Projetos de Infraestrutura Turística - **No Município de Porto Velho - RO**								23.000.000
			Projeto turístico apoiado (unidade): 1		F	4-INV	7	40	0	1000	23.000.000
2323	10V0	**1861**	Apoio a Projetos de Infraestrutura Turística - **No Município de Canindé de São Francisco - SE**								41.796.187
			Projeto turístico apoiado (unidade): 1		F	4-INV	7	40	0	1000	41.796.187
2323	10V0	**2012**	Apoio a Projetos de Infraestrutura Turística - **No Município de Caravelas - BA**								3.000.000
			Projeto turístico apoiado (unidade): 1		F	4-INV	6	40	0	1000	3.000.000
2323	10V0	**3276**	Apoio a Projetos de Infraestrutura Turística - **No Município de Araruama - RJ**								1.000.000
			Projeto turístico apoiado (unidade): 2		F	4-INV	6	99	0	1000	1.000.000
Total											**3.491.048.067**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54901 FUNDO GERAL DO TURISMO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	20.000	20.000
Programa						
2323	TURISMO, ESSE É O DESTINO	0	0	0	20.000	20.000
Funcao						
23	COMÉRCIO E SERVIÇOS	0	0	0	20.000	20.000
Subfuncao						
695	TURISMO	0	0	0	20.000	20.000
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	0	20.000	20.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**20.000**					**20.000**
Total	**0**	**0**	**20.000**	**0**	**0**	**0**	**0**	**20.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 54000 MINISTÉRIO DO TURISMO

Unidade: 54901 FUNDO GERAL DO TURISMO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2323	**Turismo, esse é o destino**								**20.000**
	Operação Especial								**20.000**
2323 **21IM**	**Apoio aos Entes Federativos para a consolidação da Política Nacional do Turismo**	23 695							**20.000**
2323 21IM **0001**	Apoio aos Entes Federativos para a consolidação da Política Nacional do Turismo - **Nacional** Iniciativa apoiada (unidade): 2								20.000
			F	3-ODC	2	31	0	1000	10.000
			F	3-ODC	2	41	0	1000	10.000
Total									**20.000**

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		290.179.163.006	291.317.916.087	288.374.716.960	300.998.493.942	302.849.285.298
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	505.016.669	551.150.429	530.795.243	498.911.371	470.622.956
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	5.677.700.112	5.475.113.861	5.475.113.861	8.780.456.830	8.780.456.830
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	0	7.680.356	7.680.356	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	205.186	215.088	215.088	239.258	239.258
5127	INCLUSÃO SOCIOECONÔMICA DO PÚBLICO DO CADASTRO ÚNICO	21.058.951	56.434.328	71.006.302	113.342.800	125.939.070
5128	BOLSA FAMÍLIA: PROTEÇÃO SOCIAL POR MEIO DA TRANSFERÊNCIA DE RENDA E DA ARTICULAÇÃO DE POLÍTICAS PÚBLICAS	169.094.694.456	167.226.414.039	159.537.751.741	159.536.356.640	159.534.436.668
5129	INCLUSÃO DE FAMÍLIAS EM SITUAÇÃO DE VULNERABILIDADE NO CADASTRO ÚNICO E PRODUÇÃO DE INFORMAÇÕES E CONHECIMENTO PARA POLÍTICAS SOCIAIS	76.294.542	316.051.309	300.459.898	270.910.346	251.062.885
5131	PROTEÇÃO SOCIAL PELO SISTEMA ÚNICO DE ASSISTÊNCIA SOCIAL (SUAS)	109.796.854.595	115.352.998.551	116.744.435.934	124.923.138.902	127.178.305.873
5133	SEGURANÇA ALIMENTAR E NUTRICIONAL E COMBATE À FOME	4.824.607.469	2.129.098.521	5.471.306.181	6.692.433.422	6.277.283.629
5134	CUIDADO E ACOLHIMENTO DE USUÁRIOS E DEPENDENTES DE ÁLCOOL E OUTRAS DROGAS	175.473.493	177.759.605	209.516.559	160.938.056	200.861.457
5501	ESTRUTURAÇÃO DA POLÍTICA NACIONAL DE CUIDADOS	7.257.531	25.000.000	26.435.797	21.766.317	30.076.672
Funcao						
04	ADMINISTRAÇÃO	0	8.377.000	8.002.424	0	0
08	ASSISTÊNCIA SOCIAL	284.498.628.261	285.823.866.167	282.881.041.616	292.214.571.413	294.065.362.769
09	PREVIDÊNCIA SOCIAL	2.629.447	2.663.615	2.663.615	3.226.441	3.226.441
28	ENCARGOS ESPECIAIS	5.677.905.298	5.483.009.305	5.483.009.305	8.780.696.088	8.780.696.088
Subfuncao						
122	ADMINISTRAÇÃO GERAL	412.911.104	743.190.693	712.351.339	671.196.806	629.245.463
125	NORMATIZAÇÃO E FISCALIZAÇÃO	46.028.484	45.670.000	43.417.016	29.946.047	27.752.137
126	TECNOLOGIA DA INFORMAÇÃO	38.252.294	45.045.000	42.822.845	42.822.845	39.685.554
128	FORMAÇÃO DE RECURSOS HUMANOS	437.804	474.155	474.155	426.740	426.740
131	COMUNICAÇÃO SOCIAL	134.247.324	113.015.156	107.439.905	96.695.914	89.611.769
211	RELAÇÕES DIPLOMÁTICAS	3.534.728	784.000	784.000	0	0
241	ASSISTÊNCIA AO IDOSO	45.990.887.831	49.520.636.522	49.817.485.442	54.595.114.457	54.992.331.122
242	ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	60.764.367.291	63.429.524.605	63.810.843.242	67.806.373.330	68.289.991.472
243	ASSISTÊNCIA À CRIANÇA E AO ADOLESCENTE	428.362.203	369.000.000	350.796.528	333.256.702	308.841.617
244	ASSISTÊNCIA COMUNITÁRIA	175.542.585.970	1.927.667.960	4.934.171.534	6.468.166.680	6.131.164.355
245	SERVIÇOS SOCIOASSISTENCIAIS	0	1.962.409.424	2.697.403.930	2.129.503.030	3.532.561.120
246	SEGURANÇA DE RENDA	0	166.320.032.076	158.632.791.717	158.632.791.717	158.632.791.717
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.629.447	2.663.615	2.663.615	3.226.441	3.226.441
306	ALIMENTAÇÃO E NUTRIÇÃO	587.831.346	892.682.494	1.347.863.792	875.605.598	906.330.161
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.503.961	9.632.962	9.632.962	6.503.278	6.503.278
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	7.257.531	25.000.000	26.435.797	21.766.317	30.076.672
511	SANEAMENTO BÁSICO RURAL	530.720.544	420.000.000	346.851.716	500.000.000	443.647.640
845	OUTRAS TRANSFERÊNCIAS	0	7.680.356	7.680.356	0	0
846	OUTROS ENCARGOS ESPECIAIS	5.682.605.144	5.482.807.069	5.482.807.069	8.785.098.040	8.785.098.040
UO						
55101	MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA	174.732.988.625	170.527.661.317	166.190.780.801	167.335.502.707	166.928.390.425
55901	FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL	115.446.174.381	120.782.574.414	122.176.255.803	133.662.991.235	135.920.894.873
GND						
1	PESSOAL E ENCARGOS SOCIAIS	97.514.272	126.562.421	126.562.421	105.643.830	105.643.830
3	OUTRAS DESPESAS CORRENTES	289.540.784.897	290.811.270.700	287.795.704.846	300.505.554.212	301.911.036.892
4	INVESTIMENTOS	540.863.837	380.082.966	452.449.693	387.295.900	832.604.576

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**18.677**		**22.445.607.379**	**465.928.403**				**22.911.554.459**
1001	**102.398.712**		**12.460.620.545**	**338.576.124**				**12.901.595.381**
1002			**196.975.748.647**	**28.100.049**				**197.003.848.696**
1049			**260.321**					**260.321**
1056	**3.226.441**							**3.226.441**
1132			**28.800.000**					**28.800.000**
9444			**70.000.000.000**					**70.000.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Total	105.643.830	0	301.911.036.892	832.604.576	0	0	0	302.849.285.298

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		174.732.988.625	170.527.661.317	166.190.780.801	167.335.502.707	166.928.390.425
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	505.016.669	551.150.429	530.795.243	498.911.371	470.622.956
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	205.186	215.088	215.088	239.258	239.258
5127	INCLUSÃO SOCIOECONÔMICA DO PÚBLICO DO CADASTRO ÚNICO	21.058.951	56.434.328	71.006.302	113.342.800	125.939.070
5128	BOLSA FAMÍLIA: PROTEÇÃO SOCIAL POR MEIO DA TRANSFERÊNCIA DE RENDA E DA ARTICULAÇÃO DE POLÍTICAS PÚBLICAS	169.094.694.456	167.226.414.039	159.537.751.741	159.536.356.640	159.534.436.668
5129	INCLUSÃO DE FAMÍLIAS EM SITUAÇÃO DE VULNERABILIDADE NO CADASTRO ÚNICO E PRODUÇÃO DE INFORMAÇÕES E CONHECIMENTO PARA POLÍTICAS SOCIAIS	76.294.542	316.051.309	300.459.898	270.910.346	251.062.885
5131	PROTEÇÃO SOCIAL PELO SISTEMA ÚNICO DE ASSISTÊNCIA SOCIAL (SUAS)	28.380.326	45.537.998	43.293.992	40.604.497	37.867.830
5133	SEGURANÇA ALIMENTAR E NUTRICIONAL E COMBATE À FOME	4.824.607.469	2.129.098.521	5.471.306.181	6.692.433.422	6.277.283.629
5134	CUIDADO E ACOLHIMENTO DE USUÁRIOS E DEPENDENTES DE ÁLCOOL E OUTRAS DROGAS	175.473.493	177.759.605	209.516.559	160.938.056	200.861.457
5501	ESTRUTURAÇÃO DA POLÍTICA NACIONAL DE CUIDADOS	7.257.531	25.000.000	26.435.797	21.766.317	30.076.672
Funcao						
04	ADMINISTRAÇÃO	0	8.377.000	8.002.424	0	0
08	ASSISTÊNCIA SOCIAL	174.730.153.992	170.516.405.614	166.179.899.674	167.332.037.008	166.924.924.726
09	PREVIDÊNCIA SOCIAL	2.629.447	2.663.615	2.663.615	3.226.441	3.226.441
28	ENCARGOS ESPECIAIS	205.186	215.088	215.088	239.258	239.258
Subfuncao						
122	ADMINISTRAÇÃO GERAL	412.911.104	743.190.693	712.351.339	661.980.698	620.704.545
125	NORMATIZAÇÃO E FISCALIZAÇÃO	37.511.750	35.000.000	33.273.385	29.946.047	27.752.137
128	FORMAÇÃO DE RECURSOS HUMANOS	437.804	474.155	474.155	426.740	426.740
131	COMUNICAÇÃO SOCIAL	134.247.324	113.015.156	107.439.905	96.695.914	89.611.769
211	RELAÇÕES DIPLOMÁTICAS	3.534.728	784.000	784.000	0	0
244	ASSISTÊNCIA COMUNITÁRIA	173.004.498.054	1.927.667.960	4.934.171.534	6.468.166.680	6.131.164.355
245	SERVIÇOS SOCIOASSISTENCIAIS	0	29.824.998	28.353.676	33.752.067	31.513.760
246	SEGURANÇA DE RENDA	0	166.320.032.076	158.632.791.717	158.632.791.717	158.632.791.717
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.629.447	2.663.615	2.663.615	3.226.441	3.226.441
306	ALIMENTAÇÃO E NUTRIÇÃO	587.831.346	892.682.494	1.347.863.792	875.605.598	906.330.161
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.503.961	9.632.962	9.632.962	6.503.278	6.503.278
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	7.257.531	25.000.000	26.435.797	21.766.317	30.076.672
511	SANEAMENTO BÁSICO RURAL	530.720.544	420.000.000	346.851.716	500.000.000	443.647.640
846	OUTROS ENCARGOS ESPECIAIS	4.905.031	7.693.208	7.693.208	4.641.210	4.641.210
GND						
1	PESSOAL E ENCARGOS SOCIAIS	97.514.272	126.562.421	126.562.421	105.643.830	105.643.830
3	OUTRAS DESPESAS CORRENTES	174.223.801.790	170.071.015.930	165.774.846.326	166.842.562.977	166.460.180.449
4	INVESTIMENTOS	411.672.563	330.082.966	289.372.054	387.295.900	362.566.146

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**18.677**		**21.406.132.289**	**23.990.022**				**21.430.140.988**
1001	**102.398.712**		**9.282.384.974**	**338.576.124**				**9.723.359.810**
1002			**95.768.204.030**					**95.768.204.030**
1049			**259.156**					**259.156**
1056	**3.226.441**							**3.226.441**
1132			**3.200.000**					**3.200.000**
9444			**40.000.000.000**					**40.000.000.000**
Total	**105.643.830**	**0**	**166.460.180.449**	**362.566.146**	**0**	**0**	**0**	**166.928.390.425**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**470.622.956**
	Atividade								**462.994.563**
0032 **2000**	**Administração da Unidade**	08 122							**239.186.312**
0032 2000 **0001**	Administração da Unidade - **Nacional**								239.186.312
			S	3-ODC	2	42	0	1001	230.000
			S	3-ODC	2	90	0	1001	238.956.312
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	08 331							**1.022.964**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.022.964
			S	3-ODC	1	90	0	1000	1.022.964
0032 **20TP**	**Ativos Civis da União**	08 122							**97.996.760**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								97.996.760
			S	1-PES	1	90	0	1001	97.996.760
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	08 331							**5.480.314**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								5.480.314
			S	3-ODC	1	90	0	1000	5.480.314
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	08 122							**1.517.567**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.517.567
	Agente público beneficiado (unidade): 54		S	3-ODC	2	90	0	1001	1.517.567
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	08 128							**426.740**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional**								426.740
	Servidor capacitado (unidade): 300		S	3-ODC	2	90	0	1001	426.740
0032 **4641**	**Publicidade de Utilidade Pública**	08 131							**89.611.769**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								89.611.769
			S	3-ODC	2	90	0	1001	89.611.769
0032 **4907**	**Ouvidoria Geral do Ministério do Desenvolvimento, Assistência Social, Família e Combate à Fome**	08 125							**27.752.137**
0032 4907 **0001**	Ouvidoria Geral do Ministério do Desenvolvimento, Assistência Social, Família e Combate à Fome - **Nacional**								27.752.137
	Pessoa atendida (unidade): 283.659		S	3-ODC	2	90	0	1001	27.752.137
	Operação Especial								**7.628.393**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**3.226.441**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								3.226.441
			S	1-PES	1	90	0	1056	3.226.441
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	08 846							**4.401.952**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								4.401.952
			S	1-PES	0	91	0	1001	4.401.952
0909	**Operações Especiais: Outros Encargos Especiais**								**239.258**
	Operação Especial								**239.258**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.677**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								5.677
			S	1-PES	1	90	0	1000	5.677
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**220.581**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								220.581
			S	3-ODC	1	90	0	1000	220.581
5127	**Inclusão Socioeconômica do Público do Cadastro Único**								**125.939.070**
	Atividade								**67.554.582**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5127 **20GG**	**Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo)**	08 244							**67.554.582**
5127 20GG **0001**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **Nacional**								47.504.582
	Pessoa atendida (unidade): 21.688		S	3-ODC	2	40	0	1000	50.000
			S	3-ODC	2	90	0	1001	43.842.859
			S	3-ODC	6	50	0	1000	200.000
			S	3-ODC	6	99	0	1000	400.000
			S	4-INV	2	90	0	1001	2.811.723
			S	4-INV	6	99	0	1000	200.000
5127 20GG **0012**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Acre**								1.000.000
	Pessoa atendida (unidade): 100		S	3-ODC	6	50	0	1000	1.000.000
5127 20GG **0013**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Amazonas**								500.000
	Pessoa atendida (unidade): 100		S	3-ODC	6	40	0	1000	500.000
5127 20GG **0017**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Tocantins**								600.000
	Pessoa atendida (unidade): 260		S	3-ODC	6	99	0	1000	600.000
5127 20GG **0023**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Ceará**								500.000
	Pessoa atendida (unidade): 250		S	3-ODC	6	50	0	1000	500.000
5127 20GG **0026**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado de Pernambuco**								1.050.000
	Pessoa atendida (unidade): 166		S	3-ODC	6	50	0	1000	350.000
			S	3-ODC	6	99	0	1000	560.000
			S	4-INV	6	99	0	1000	140.000
5127 20GG **0027**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado de Alagoas**								1.000.000
	Pessoa atendida (unidade): 430		S	3-ODC	6	50	0	1000	500.000
			S	4-INV	6	50	0	1000	500.000
5127 20GG **0028**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado de Sergipe**								200.000
	Pessoa atendida (unidade): 86		S	3-ODC	6	99	0	1000	200.000
5127 20GG **0029**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado da Bahia**								300.000
	Pessoa atendida (unidade): 130		S	3-ODC	6	99	0	1000	300.000
5127 20GG **0031**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado de Minas Gerais**								200.000
	Pessoa atendida (unidade): 20		S	3-ODC	6	99	0	1000	200.000
5127 20GG **0032**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Espírito Santo**								200.000
	Pessoa atendida (unidade): 86		S	3-ODC	6	50	0	1000	200.000
5127 20GG **0033**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Rio de Janeiro**								9.000.000
	Pessoa atendida (unidade): 5.003		S	3-ODC	6	99	0	1000	9.000.000
5127 20GG **0035**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado de São Paulo**								300.000
	Pessoa atendida (unidade): 130		S	3-ODC	6	50	0	1000	300.000
5127 20GG **0041**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Paraná**								400.000
	Pessoa atendida (unidade): 172		S	3-ODC	6	50	0	1000	200.000
			S	3-ODC	6	99	0	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5127 20GG **0043**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado do Rio Grande do Sul**								1.000.000
	Pessoa atendida (unidade): 430		S	3-ODC	6	99	0	1000	1.000.000
5127 20GG **0052**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Estado de Goiás**								1.050.000
	Pessoa atendida (unidade): 31		S	3-ODC	6	90	0	1000	250.000
			S	3-ODC	6	99	0	1000	800.000
5127 20GG **0053**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Distrito Federal**								2.250.000
	Pessoa atendida (unidade): 2.500		S	3-ODC	6	99	0	1000	2.250.000
5127 20GG **1795**	Promoção da Inclusão Socioeconômica de Pessoas em Situação de Vulnerabilidade Social (Programa Acredita no Primeiro Passo) - **No Município de Maceió - AL**								500.000
	Pessoa atendida (unidade): 215		S	3-ODC	6	99	0	1000	500.000
	Operação Especial								**58.384.488**
5127 **00WN**	**Subvenção Econômica de Estruturadores de Negócios (Programa Acredita no Primeiro Passo - Lei nº 14.995, de 10 de outubro de 2024)**	08 244							**58.384.488**
5127 00WN **0001**	Subvenção Econômica de Estruturadores de Negócios (Programa Acredita no Primeiro Passo - Lei nº 14.995, de 10 de outubro de 2024) - **Nacional**								58.384.488
	Pessoa atendida (unidade): 215.241		S	3-ODC	2	90	0	1001	58.384.488
5128	**Bolsa Família: Proteção Social por meio da Transferência de Renda e da Articulação de Políticas Públicas**								**159.534.436.668**
	Atividade								**158.657.378.668**
5128 **21CP**	**Operacionalização do Auxílio Emergencial para Enfrentamento da Emergência de Saúde Pública de Importância Internacional Decorrente do Coronavírus (Covid-19)**	08 122							**3.199.890**
5128 21CP **0001**	Operacionalização do Auxílio Emergencial para Enfrentamento da Emergência de Saúde Pública de Importância Internacional Decorrente do Coronavírus (Covid-19) - **Nacional**								3.199.890
	Agente remunerado (unidade): 2.235		S	3-ODC	2	90	0	1001	3.199.890
5128 **21EL**	**Gestão, Administração e Operacionalização do Programa Bolsa Família**	08 122							**21.387.061**
5128 21EL **0001**	Gestão, Administração e Operacionalização do Programa Bolsa Família - **Nacional**								21.387.061
	Atividade realizada (unidade): 14.935.829		S	3-ODC	2	90	0	1001	21.087.061
			S	4-INV	2	90	0	1001	300.000
5128 **8442**	**Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família**	08 246							**158.632.791.717**
5128 8442 **0001**	Transferência Direta e Condicionada de Renda às Famílias Beneficiárias do Programa Bolsa Família - **Nacional**								158.632.791.717
	Família atendida (unidade): 19.900.000		S	3-ODC	1	90	0	1000	21.152.759.934
			S	3-ODC	1	90	0	1001	2.150.356.753
			S	3-ODC	1	90	0	1002	95.329.675.030
			S	3-ODC	1	90	0	9444	40.000.000.000
	Operação Especial								**877.058.000**
5128 **00US**	**Apoio aos Entes Federados por meio do Índice de Gestão Descentralizada do Programa Bolsa Família e do Cadastro Único para Programas Sociais do Governo Federal – IGD**	08 244							**877.058.000**
5128 00US **0001**	Apoio aos Entes Federados por meio do Índice de Gestão Descentralizada do Programa Bolsa Família e do Cadastro Único para Programas Sociais do Governo Federal – IGD - **Nacional**								877.058.000
	Ente federativo apoiado (unidade): 5.570		S	3-ODC	1	31	0	1001	17.402.000
			S	3-ODC	1	41	0	1001	421.127.000
			S	3-ODC	1	41	0	1002	438.529.000
5129	**Inclusão de Famílias em Situação de Vulnerabilidade no Cadastro Único e Produção de Informações e Conhecimento para políticas sociais**								**251.062.885**
	Atividade								**251.062.885**
5129 **4923**	**Produção e Disseminação de Dados para Gestão de Políticas do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome**	08 122							**4.773.995**
5129 4923 **0001**	Produção e Disseminação de Dados para Gestão de Políticas do Ministério do Desenvolvimento e Assistência Social, Família e Combate à Fome - **Nacional**								4.773.995
	Projeto implantado (unidade): 4		S	3-ODC	2	90	0	1001	4.773.995

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5129 **6414**	**Sistema Nacional para Identificação e Seleção de Público-Alvo para os Programas Sociais do Governo Federal - Cadastro Único**	08 122							**246.288.890**
5129 6414 **0001**	Sistema Nacional para Identificação e Seleção de Público-Alvo para os Programas Sociais do Governo Federal - Cadastro Único - **Nacional**								246.288.890
	Família cadastrada (unidade): 30.000.000		S	3-ODC	2	90	0	1001	246.288.890
5131	**Proteção Social pelo Sistema Único de Assistência Social (SUAS)**								**37.867.830**
	Atividade								**37.867.830**
5131 **21H0**	**Proteção Socioassistencial em Emergências e Calamidades Públicas**	08 245							**23.785.994**
5131 21H0 **0001**	Proteção Socioassistencial em Emergências e Calamidades Públicas - **Nacional**								23.785.994
	Ente federativo apoiado (unidade): 210		S	3-ODC	2	90	0	1001	20.585.994
			S	3-ODC	2	90	0	1132	3.200.000
5131 **8249**	**Funcionamento dos Conselhos de Assistência Social**	08 122							**6.354.070**
5131 8249 **0001**	Funcionamento dos Conselhos de Assistência Social - **Nacional**								6.354.070
	Conselho apoiado (unidade): 27		S	3-ODC	2	90	0	1001	6.304.070
			S	4-INV	2	90	0	1001	50.000
5131 **8893**	**Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS**	08 245							**7.727.766**
5131 8893 **0001**	Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS - **Nacional**								7.727.766
	Ente federativo apoiado (unidade): 5.593		S	3-ODC	2	90	0	1001	7.727.766
5133	**Segurança Alimentar e Nutricional e Combate à Fome**								**6.277.283.629**
	Atividade								**6.277.283.629**
5133 **20GD**	**Inclusão Produtiva Rural**	08 244							**99.849.215**
5133 20GD **0001**	Inclusão Produtiva Rural - **Nacional**								99.849.215
	Família atendida (unidade): 23.422		S	3-ODC	2	90	0	1001	99.849.215
5133 **215I**	**Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN**	08 306							**18.001.887**
5133 215I **0001**	Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN - **Nacional**								17.501.887
	Ente federativo atendido (unidade): 17		S	3-ODC	2	90	0	1001	17.501.887
5133 215I **0025**	Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN - **No Estado da Paraíba**								200.000
	Ente federativo atendido (unidade): 2		S	3-ODC	6	99	0	1000	200.000
5133 215I **0035**	Consolidação da Implantação do Sistema Nacional de Segurança Alimentar e Nutricional - SISAN - **No Estado de São Paulo**								300.000
	Ente federativo atendido (unidade): 3		S	3-ODC	6	99	0	1000	300.000
5133 **21DV**	**Auxílio Gás dos Brasileiros**	08 244							**4.726.363.265**
5133 21DV **0001**	Auxílio Gás dos Brasileiros - **Nacional**								4.726.363.265
	Família atendida (unidade): 7.870.370		S	3-ODC	2	90	0	1001	4.726.363.265
5133 **2784**	**Promoção do Consumo e de Ações de Alimentação Adequada e Saudável**	08 306							**9.033.187**
5133 2784 **0001**	Promoção do Consumo e de Ações de Alimentação Adequada e Saudável - **Nacional**								7.533.187
	Município apoiado (unidade): 107		S	3-ODC	2	50	0	1001	1.390.108
			S	3-ODC	2	90	0	1001	6.143.079
5133 2784 **0012**	Promoção do Consumo e de Ações de Alimentação Adequada e Saudável - **No Estado do Acre**								1.000.000
	Município apoiado (unidade): 22		S	3-ODC	6	50	0	1000	1.000.000
5133 2784 **0043**	Promoção do Consumo e de Ações de Alimentação Adequada e Saudável - **No Estado do Rio Grande do Sul**								500.000
	Município apoiado (unidade): 200		S	3-ODC	6	99	0	1000	500.000
5133 **2792**	**Distribuição de Alimentos a Grupos Populacionais Tradicionais e Específicos e a Famílias em Situação de Insegurança Alimentar e Nutricional Advindas de Situações de Emergência ou Calamidade Pública**	08 244							**101.093.348**
5133 2792 **0001**	Distribuição de Alimentos a Grupos Populacionais Tradicionais e Específicos e a Famílias em Situação de Insegurança Alimentar e Nutricional Advindas de Situações de Emergência ou Calamidade Pública - **Nacional**								101.093.348
	Família beneficiada (unidade): 117.150		S	3-ODC	2	90	0	1001	101.093.348
5133 **2798**	**Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional**	08 306							**802.646.550**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5133 2798 **0001**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **Nacional**								728.280.884
	Família agricultora beneficiada (unidade): 116.956		S	3-ODC	2	30	0	1001	49.090.994
			S	3-ODC	2	90	0	1000	92.698.791
			S	3-ODC	2	90	0	1001	579.131.943
			S	3-ODC	2	90	0	1049	259.156
			S	3-ODC	6	90	0	1000	2.600.000
			S	3-ODC	6	99	0	1000	4.500.000
5133 2798 **0011**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Rondônia**								4.600.000
	Família agricultora beneficiada (unidade): 20		S	3-ODC	6	90	0	1000	4.600.000
5133 2798 **0012**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Acre**								1.500.000
	Família agricultora beneficiada (unidade): 300		S	3-ODC	6	99	0	1000	1.500.000
5133 2798 **0013**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Amazonas**								1.500.000
	Família agricultora beneficiada (unidade): 101		S	3-ODC	6	99	0	1000	1.500.000
5133 2798 **0014**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Roraima**								1.000.000
	Família agricultora beneficiada (unidade): 10		S	3-ODC	6	90	0	1000	1.000.000
5133 2798 **0021**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Maranhão**								1.000.000
	Família agricultora beneficiada (unidade): 9		S	3-ODC	6	90	0	1000	1.000.000
5133 2798 **0022**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Piauí**								27.167.778
	Família agricultora beneficiada (unidade): 225		S	3-ODC	6	99	0	1000	3.150.000
			S	3-ODC	7	90	0	1000	24.017.778
5133 2798 **0023**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Ceará**								500.000
	Família agricultora beneficiada (unidade): 20		S	3-ODC	6	90	0	1000	500.000
5133 2798 **0024**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Rio Grande do Norte**								1.800.000
	Família agricultora beneficiada (unidade): 101		S	3-ODC	6	99	0	1000	1.800.000
5133 2798 **0025**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado da Paraíba**								500.000
	Família agricultora beneficiada (unidade): 5		S	3-ODC	6	90	0	1000	500.000
5133 2798 **0026**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Pernambuco**								4.514.000
	Família agricultora beneficiada (unidade): 180		S	3-ODC	6	90	0	1000	2.214.000
			S	3-ODC	6	99	0	1000	2.300.000
5133 2798 **0027**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Alagoas**								2.750.000
	Família agricultora beneficiada (unidade): 21		S	3-ODC	6	90	0	1000	1.250.000
			S	3-ODC	6	99	0	1000	1.500.000
5133 2798 **0028**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Sergipe**								300.000
	Família agricultora beneficiada (unidade): 100		S	3-ODC	6	90	0	1000	300.000
5133 2798 **0029**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado da Bahia**								2.300.000
	Família agricultora beneficiada (unidade): 52		S	3-ODC	6	90	0	1000	500.000
			S	3-ODC	6	99	0	1000	1.800.000
5133 2798 **0030**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **Na Região Sudeste**								500.000
	Família agricultora beneficiada (unidade): 5		S	3-ODC	6	90	0	1000	500.000

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5133 2798 **0031**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Minas Gerais**								3.302.008
	Família agricultora beneficiada (unidade): 30		S	3-ODC	6	50	0	1000	550.000
			S	3-ODC	6	90	0	1000	1.200.000
			S	3-ODC	6	99	0	1000	1.552.008
5133 2798 **0033**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Rio de Janeiro**								2.500.000
	Família agricultora beneficiada (unidade): 23		S	3-ODC	6	40	0	1000	500.000
			S	3-ODC	6	90	0	1000	1.500.000
			S	3-ODC	6	99	0	1000	500.000
5133 2798 **0035**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de São Paulo**								700.000
	Família agricultora beneficiada (unidade): 6		S	3-ODC	6	90	0	1000	700.000
5133 2798 **0041**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Paraná**								1.300.000
	Família agricultora beneficiada (unidade): 22		S	3-ODC	6	99	0	1000	1.300.000
5133 2798 **0043**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado do Rio Grande do Sul**								8.376.003
	Família agricultora beneficiada (unidade): 239		S	3-ODC	6	50	0	1000	500.000
			S	3-ODC	6	90	0	1000	5.200.000
			S	3-ODC	6	99	0	1000	2.676.003
5133 2798 **0052**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Estado de Goiás**								3.750.000
	Família agricultora beneficiada (unidade): 21		S	3-ODC	6	90	0	1000	3.750.000
5133 2798 **0053**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Distrito Federal**								1.905.877
	Família agricultora beneficiada (unidade): 100		S	3-ODC	6	99	0	1000	1.905.877
5133 2798 **3327**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **No Município de Paty do Alferes - RJ**								300.000
	Família agricultora beneficiada (unidade): 400		S	3-ODC	6	99	0	1000	300.000
5133 2798 **7000**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **CONAB - No Estado do Rio de Janeiro**								300.000
	Família agricultora beneficiada (unidade): 3		S	3-ODC	6	90	0	1000	300.000
5133 2798 **7001**	Aquisição e Distribuição de Alimentos da Agricultura Familiar para Promoção da Segurança Alimentar e Nutricional - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno (RIDE) - Na Região Centro-Oeste**								2.000.000
	Família agricultora beneficiada (unidade): 20		S	3-ODC	6	99	0	1000	2.000.000
5133 **8458**	**Apoio à Agricultura Urbana e Periurbana**	08 306							**16.366.216**
5133 8458 **0001**	Apoio à Agricultura Urbana e Periurbana - **Nacional**								15.066.216
	Município apoiado (unidade): 31		S	3-ODC	2	90	0	1001	15.066.216
5133 8458 **0017**	Apoio à Agricultura Urbana e Periurbana - **No Estado do Tocantins**								250.000
	Município apoiado (unidade): 3		S	3-ODC	6	99	0	1000	250.000
5133 8458 **0031**	Apoio à Agricultura Urbana e Periurbana - **No Estado de Minas Gerais**								1.050.000
	Município apoiado (unidade): 3		S	3-ODC	6	40	0	1000	250.000
			S	3-ODC	6	50	0	1000	700.000
			S	4-INV	6	50	0	1000	100.000
5133 **8929**	**Apoio aos Equipamentos de Segurança Alimentar e Nutricional**	08 306							**60.282.321**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5133 8929 **0001**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **Nacional** Equipamento ou tecnologia social apoiado (unidade): 418								52.132.321
			S	3-ODC	2	30	0	1001	160.000
			S	3-ODC	2	40	0	1001	640.000
			S	3-ODC	2	50	0	1001	39.201.075
			S	3-ODC	2	90	0	1001	3.603.730
			S	3-ODC	6	50	0	1000	805.000
			S	3-ODC	6	99	0	1000	100.000
			S	4-INV	2	30	0	1001	1.334.504
			S	4-INV	2	40	0	1001	5.338.012
			S	4-INV	6	99	0	1000	950.000
5133 8929 **0023**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Estado do Ceará** Equipamento ou tecnologia social apoiado (unidade): 420								200.000
			S	3-ODC	6	50	0	1000	200.000
5133 8929 **0026**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Estado de Pernambuco** Equipamento ou tecnologia social apoiado (unidade): 10								1.000.000
			S	4-INV	6	99	0	1000	1.000.000
5133 8929 **0031**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Estado de Minas Gerais** Equipamento ou tecnologia social apoiado (unidade): 12								2.100.000
			S	3-ODC	6	99	0	1000	200.000
			S	4-INV	6	40	0	1000	800.000
			S	4-INV	6	99	0	1000	1.100.000
5133 8929 **0033**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Estado do Rio de Janeiro** Equipamento ou tecnologia social apoiado (unidade): 2								750.000
			S	3-ODC	6	99	0	1000	500.000
			S	4-INV	6	99	0	1000	250.000
5133 8929 **0035**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Estado de São Paulo** Equipamento ou tecnologia social apoiado (unidade): 10								500.000
			S	3-ODC	6	99	0	1000	500.000
5133 8929 **0043**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Estado do Rio Grande do Sul** Equipamento ou tecnologia social apoiado (unidade): 6								3.000.000
			S	4-INV	6	50	0	1000	500.000
			S	4-INV	6	99	0	1000	2.500.000
5133 8929 **0053**	Apoio aos Equipamentos de Segurança Alimentar e Nutricional - **No Distrito Federal** Equipamento ou tecnologia social apoiado (unidade): 3								600.000
			S	3-ODC	6	99	0	1000	200.000
			S	4-INV	6	99	0	1000	400.000
5133 **8948**	**Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural**	08 511							**443.647.640**
5133 8948 **0001**	Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural - **Nacional** Tecnologia social de acesso à água implantada (unidade): 86.105								442.997.640
			S	3-ODC	3	30	0	1001	115.842.238
			S	4-INV	3	30	0	1001	327.155.402
5133 8948 **0043**	Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural - **No Estado do Rio Grande do Sul** Tecnologia social de acesso à água implantada (unidade): 100								250.000
			S	3-ODC	6	99	0	1000	250.000
5133 8948 **0052**	Implementação de Tecnologias Sociais de Acesso à Água para Consumo Humano e Produção de Alimentos na Zona Rural - **No Estado de Goiás** Tecnologia social de acesso à água implantada (unidade): 40								400.000
			S	3-ODC	6	99	0	1000	100.000
			S	4-INV	6	99	0	1000	300.000
5134	**Cuidado e Acolhimento de Usuários e Dependentes de Álcool e Outras Drogas**								**200.861.457**
	Atividade								**200.861.457**
5134 **21FR**	**Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas**	08 244							**200.861.457**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5134 21FR **0001**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **Nacional** Pessoa beneficiada (unidade): 10.823								154.837.396
			S	3-ODC	2	40	0	1000	40.000
			S	3-ODC	2	90	0	1001	149.147.396
			S	3-ODC	6	50	0	1000	2.100.000
			S	3-ODC	6	99	0	1000	2.400.000
			S	4-INV	6	50	0	1000	400.000
			S	4-INV	6	99	0	1000	750.000
5134 21FR **0011**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Rondônia** Pessoa beneficiada (unidade): 53								800.000
			S	3-ODC	6	99	0	1000	800.000
5134 21FR **0012**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Acre** Pessoa beneficiada (unidade): 12.501								5.540.000
			S	3-ODC	6	50	0	1000	1.440.000
			S	3-ODC	6	99	0	1000	2.600.000
			S	4-INV	6	99	0	1000	1.500.000
5134 21FR **0013**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Amazonas** Pessoa beneficiada (unidade): 13								200.000
			S	3-ODC	6	50	0	1000	200.000
5134 21FR **0015**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Pará** Pessoa beneficiada (unidade): 26								400.000
			S	3-ODC	6	50	0	1000	200.000
			S	4-INV	6	50	0	1000	200.000
5134 21FR **0017**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Tocantins** Pessoa beneficiada (unidade): 283								726.003
			S	3-ODC	6	99	0	1000	426.003
			S	4-INV	6	99	0	1000	300.000
5134 21FR **0023**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Ceará** Pessoa beneficiada (unidade): 40								600.000
			S	3-ODC	6	50	0	1000	200.000
			S	4-INV	6	99	0	1000	400.000
5134 21FR **0024**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Rio Grande do Norte** Pessoa beneficiada (unidade): 264								2.700.044
			S	3-ODC	6	50	0	1000	1.650.022
			S	3-ODC	6	99	0	1000	400.000
			S	4-INV	6	50	0	1000	450.022
			S	4-INV	6	99	0	1000	200.000
5134 21FR **0026**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Pernambuco** Pessoa beneficiada (unidade): 13								200.000
			S	4-INV	6	99	0	1000	200.000
5134 21FR **0028**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Sergipe** Pessoa beneficiada (unidade): 10								150.000
			S	4-INV	6	50	0	1000	150.000
5134 21FR **0029**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado da Bahia** Pessoa beneficiada (unidade): 46								700.000
			S	3-ODC	6	90	0	1000	200.000
			S	3-ODC	6	99	0	1000	500.000
5134 21FR **0031**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Minas Gerais** Pessoa beneficiada (unidade): 25								3.700.000
			S	3-ODC	6	99	0	1000	2.000.000
			S	4-INV	6	50	0	1000	100.000
			S	4-INV	6	99	0	1000	1.600.000
5134 21FR **0032**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Espírito Santo** Pessoa beneficiada (unidade): 606								4.500.000
			S	3-ODC	6	50	0	1000	50.000
			S	3-ODC	6	99	0	1000	2.600.000
			S	4-INV	6	50	0	1000	450.000
			S	4-INV	6	99	0	1000	1.400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5134 21FR **0033**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Rio de Janeiro** Pessoa beneficiada (unidade): 24.516								6.242.007
			S	3-ODC	6	40	0	1000	200.000
			S	3-ODC	6	50	0	1000	2.432.007
			S	3-ODC	6	99	0	1000	3.200.000
			S	4-INV	6	50	0	1000	210.000
			S	4-INV	6	99	0	1000	200.000
5134 21FR **0035**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de São Paulo** Pessoa beneficiada (unidade): 130								1.550.000
			S	3-ODC	6	99	0	1000	1.350.000
			S	4-INV	6	50	0	1000	100.000
			S	4-INV	6	99	0	1000	100.000
5134 21FR **0040**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **Na Região Sul** Pessoa beneficiada (unidade): 33								500.000
			S	3-ODC	6	50	0	1000	200.000
			S	4-INV	6	50	0	1000	300.000
5134 21FR **0041**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Paraná** Pessoa beneficiada (unidade): 67								11.350.000
			S	3-ODC	6	50	0	1000	2.300.000
			S	3-ODC	6	99	0	1000	5.300.000
			S	4-INV	6	50	0	1000	1.850.000
			S	4-INV	6	99	0	1000	1.900.000
5134 21FR **0042**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Santa Catarina** Pessoa beneficiada (unidade): 63								950.000
			S	3-ODC	6	99	0	1000	750.000
			S	4-INV	6	50	0	1000	100.000
			S	4-INV	6	99	0	1000	100.000
5134 21FR **0043**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado do Rio Grande do Sul** Pessoa beneficiada (unidade): 34								450.000
			S	3-ODC	6	50	0	1000	100.000
			S	3-ODC	6	99	0	1000	100.000
			S	4-INV	6	50	0	1000	100.000
			S	4-INV	6	99	0	1000	150.000
5134 21FR **0051**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Mato Grosso** Pessoa beneficiada (unidade): 350								1.100.000
			S	3-ODC	6	50	0	1000	500.000
			S	3-ODC	6	99	0	1000	600.000
5134 21FR **0052**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Estado de Goiás** Pessoa beneficiada (unidade): 40								600.000
			S	3-ODC	6	90	0	1000	100.000
			S	3-ODC	6	99	0	1000	200.000
			S	4-INV	6	99	0	1000	300.000
5134 21FR **0053**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Distrito Federal** Pessoa beneficiada (unidade): 52								400.000
			S	3-ODC	6	50	0	1000	400.000
5134 21FR **0101**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Município de Ariquemes - RO** Pessoa beneficiada (unidade): 19								290.000
			S	4-INV	6	50	0	1000	290.000
5134 21FR **0211**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Município de Manaus - AM** Pessoa beneficiada (unidade): 56								850.000
			S	3-ODC	6	99	0	1000	350.000
			S	4-INV	6	50	0	1000	500.000
5134 21FR **2752**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Município de Joanésia - MG** Pessoa beneficiada (unidade): 20								310.000
			S	4-INV	6	50	0	1000	310.000
5134 21FR **3017**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Município de Santa Luzia - MG** Pessoa beneficiada (unidade): 10								150.000
			S	4-INV	6	50	0	1000	150.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55101 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME - ADM. DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5134 21FR **3308**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Município de Japeri - RJ** Pessoa beneficiada (unidade): 18								266.007
			S	3-ODC	6	50	0	1000	266.007
5134 21FR **3355**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **No Município de Seropédica - RJ** Pessoa beneficiada (unidade): 20								300.000
			S	3-ODC	6	50	0	1000	300.000
5134 21FR **7004**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **Desafio Jovem Ebenezer - No Estado do Rio Grande do Norte** Pessoa beneficiada (unidade): 10								150.000
			S	3-ODC	6	50	0	1000	50.000
			S	4-INV	6	50	0	1000	100.000
5134 21FR **7007**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **Casa da Esperança de Itapeva - No Município de Itapeva - SP** Pessoa beneficiada (unidade): 13								200.000
			S	4-INV	6	50	0	1000	200.000
5134 21FR **7008**	Apoio e Acolhimento Objetivando a Reinserção de Usuários e Dependentes de Álcool e Drogas - **Fazenda da Esperança Bom Jesus dos Passos - No Município de São João da Varjota - PI** Pessoa beneficiada (unidade): 10								150.000
			S	4-INV	6	50	0	1000	150.000
5501	**Estruturação da Política Nacional de Cuidados**								**30.076.672**
	Atividade								**30.076.672**
5501 **21FQ**	**Apoio à Formulação e Gestão da Política Nacional de Cuidados**	08 422							**30.076.672**
5501 21FQ **0001**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **Nacional** Atividade realizada (unidade): 7								20.286.672
			S	3-ODC	2	40	0	1000	40.000
			S	3-ODC	2	90	0	1000	75.000
			S	3-ODC	2	90	0	1001	18.585.189
			S	4-INV	2	50	0	1001	1.586.483
5501 21FQ **0023**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **No Estado do Ceará** Atividade realizada (unidade): 6								1.310.000
			S	3-ODC	6	50	0	1000	1.310.000
5501 21FQ **0026**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **No Estado de Pernambuco** Atividade realizada (unidade): 2								500.000
			S	3-ODC	6	99	0	1000	460.000
			S	4-INV	6	99	0	1000	40.000
5501 21FQ **0031**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **No Estado de Minas Gerais** Atividade realizada (unidade): 10								1.000.000
			S	3-ODC	6	99	0	1000	1.000.000
5501 21FQ **0033**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **No Estado do Rio de Janeiro** Atividade realizada (unidade): 3								1.800.000
			S	3-ODC	6	99	0	1000	1.800.000
5501 21FQ **0035**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **No Estado de São Paulo** Atividade realizada (unidade): 7								3.180.000
			S	3-ODC	6	99	0	1000	3.180.000
5501 21FQ **0053**	Apoio à Formulação e Gestão da Política Nacional de Cuidados - **No Distrito Federal** Atividade realizada (unidade): 1								2.000.000
			S	3-ODC	6	99	0	1000	2.000.000
Total									**166.928.390.425**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		115.446.174.381	120.782.574.414	122.176.255.803	133.662.991.235	135.920.894.873
Programa						
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	5.677.700.112	5.475.113.861	5.475.113.861	8.780.456.830	8.780.456.830
5131	PROTEÇÃO SOCIAL PELO SISTEMA ÚNICO DE ASSISTÊNCIA SOCIAL (SUAS)	109.768.474.269	115.307.460.553	116.701.141.942	124.882.534.405	127.140.438.043
Funcao						
08	ASSISTÊNCIA SOCIAL	109.768.474.269	115.307.460.553	116.701.141.942	124.882.534.405	127.140.438.043
28	ENCARGOS ESPECIAIS	5.677.700.112	5.475.113.861	5.475.113.861	8.780.456.830	8.780.456.830
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	9.216.108	8.540.918
125	NORMATIZAÇÃO E FISCALIZAÇÃO	8.516.734	10.670.000	10.143.631	0	0
126	TECNOLOGIA DA INFORMAÇÃO	38.252.294	45.045.000	42.822.845	42.822.845	39.685.554
241	ASSISTÊNCIA AO IDOSO	45.990.887.831	49.520.636.522	49.817.485.442	54.595.114.457	54.992.331.122
242	ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	60.764.367.291	63.429.524.605	63.810.843.242	67.806.373.330	68.289.991.472
243	ASSISTÊNCIA À CRIANÇA E AO ADOLESCENTE	428.362.203	369.000.000	350.796.528	333.256.702	308.841.617
244	ASSISTÊNCIA COMUNITÁRIA	2.538.087.916	0	0	0	0
245	SERVIÇOS SOCIOASSISTENCIAIS	0	1.932.584.426	2.669.050.254	2.095.750.963	3.501.047.360
846	OUTROS ENCARGOS ESPECIAIS	5.677.700.112	5.475.113.861	5.475.113.861	8.780.456.830	8.780.456.830
GND						
3	OUTRAS DESPESAS CORRENTES	115.316.983.107	120.732.574.414	122.013.178.164	133.662.991.235	135.450.856.443
4	INVESTIMENTOS	129.191.274	50.000.000	163.077.639	0	470.038.430

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000			**1.039.475.090**	**441.938.381**				**1.481.413.471**
1001			**3.178.235.571**					**3.178.235.571**
1002			**101.207.544.617**	**28.100.049**				**101.235.644.666**
1049			**1.165**					**1.165**
1132			**25.600.000**					**25.600.000**
9444			**30.000.000.000**					**30.000.000.000**
Total	**0**	**0**	**135.450.856.443**	**470.038.430**	**0**	**0**	**0**	**135.920.894.873**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**8.780.456.830**
	Operação Especial								**8.780.456.830**
0901 **0005**	**Sentenças Judiciais Transitadas em Julgado (Precatórios)**	28 846							**44.255.689**
0901 0005 **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - **Nacional**								44.255.689
			S	3-ODC	1	90	0	1002	44.255.689
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**507.007.021**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								507.007.021
			S	3-ODC	1	90	0	1002	507.007.021
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**8.229.194.120**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								8.229.194.120
			S	3-ODC	1	90	0	1002	8.229.194.120
5131	**Proteção Social pelo Sistema Único de Assistência Social (SUAS)**								**127.140.438.043**
	Atividade								**3.858.115.449**
5131 **217M**	**Primeira Infância no SUAS - Criança Feliz**	08 243							**308.841.617**
5131 217M **0001**	Primeira Infância no SUAS - Criança Feliz - **Nacional**								308.841.617
	Ente federativo apoiado (unidade): 6.026		S	3-ODC	2	31	0	1001	17.237.326
			S	3-ODC	2	41	0	1001	291.604.291
5131 **219E**	**Cofinanciamento da Proteção Social Básica**	08 245							**1.155.184.156**
5131 219E **0001**	Cofinanciamento da Proteção Social Básica - **Nacional**								486.029.304
	Ente federativo apoiado (unidade): 1		S	3-ODC	2	41	0	1001	486.029.304
5131 219E **0011**	Cofinanciamento da Proteção Social Básica - **No Estado de Rondônia**								5.076.313
	Ente federativo apoiado (unidade): 52		S	3-ODC	2	41	0	1001	5.076.313
5131 219E **0012**	Cofinanciamento da Proteção Social Básica - **No Estado do Acre**								3.396.772
	Ente federativo apoiado (unidade): 22		S	3-ODC	2	41	0	1001	3.396.772
5131 219E **0013**	Cofinanciamento da Proteção Social Básica - **No Estado do Amazonas**								13.165.367
	Ente federativo apoiado (unidade): 62		S	3-ODC	2	41	0	1001	13.165.367
5131 219E **0014**	Cofinanciamento da Proteção Social Básica - **No Estado de Roraima**								2.405.169
	Ente federativo apoiado (unidade): 15		S	3-ODC	2	41	0	1001	2.405.169
5131 219E **0015**	Cofinanciamento da Proteção Social Básica - **No Estado do Pará**								30.371.347
	Ente federativo apoiado (unidade): 144		S	3-ODC	2	41	0	1001	30.371.347
5131 219E **0016**	Cofinanciamento da Proteção Social Básica - **No Estado do Amapá**								1.852.117
	Ente federativo apoiado (unidade): 14		S	3-ODC	2	41	0	1001	1.852.117
5131 219E **0017**	Cofinanciamento da Proteção Social Básica - **No Estado do Tocantins**								11.315.857
	Ente federativo apoiado (unidade): 139		S	3-ODC	2	41	0	1001	11.315.857
5131 219E **0021**	Cofinanciamento da Proteção Social Básica - **No Estado do Maranhão**								36.362.458
	Ente federativo apoiado (unidade): 217		S	3-ODC	2	41	0	1001	36.362.458
5131 219E **0022**	Cofinanciamento da Proteção Social Básica - **No Estado do Piauí**								23.567.372
	Ente federativo apoiado (unidade): 224		S	3-ODC	2	41	0	1001	23.567.372
5131 219E **0023**	Cofinanciamento da Proteção Social Básica - **No Estado do Ceará**								36.841.310
	Ente federativo apoiado (unidade): 184		S	3-ODC	2	41	0	1001	36.841.310
5131 219E **0024**	Cofinanciamento da Proteção Social Básica - **No Estado do Rio Grande do Norte**								18.383.674
	Ente federativo apoiado (unidade): 167		S	3-ODC	2	41	0	1001	18.383.674
5131 219E **0025**	Cofinanciamento da Proteção Social Básica - **No Estado da Paraíba**								22.847.672
	Ente federativo apoiado (unidade): 223		S	3-ODC	2	41	0	1001	22.847.672
5131 219E **0026**	Cofinanciamento da Proteção Social Básica - **No Estado de Pernambuco**								33.638.213
	Ente federativo apoiado (unidade): 185		S	3-ODC	2	41	0	1001	33.638.213

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131	219E	**0027**	Cofinanciamento da Proteção Social Básica - **No Estado de Alagoas**								13.665.080
			Ente federativo apoiado (unidade): 102		S	3-ODC	2	41	0	1001	13.665.080
5131	219E	**0028**	Cofinanciamento da Proteção Social Básica - **No Estado de Sergipe**								9.750.815
			Ente federativo apoiado (unidade): 75		S	3-ODC	2	41	0	1001	9.750.815
5131	219E	**0029**	Cofinanciamento da Proteção Social Básica - **No Estado da Bahia**								61.144.741
			Ente federativo apoiado (unidade): 417		S	3-ODC	2	41	0	1001	61.144.741
5131	219E	**0031**	Cofinanciamento da Proteção Social Básica - **No Estado de Minas Gerais**								79.644.336
			Ente federativo apoiado (unidade): 850		S	3-ODC	2	41	0	1001	79.644.336
5131	219E	**0032**	Cofinanciamento da Proteção Social Básica - **No Estado do Espírito Santo**								10.272.812
			Ente federativo apoiado (unidade): 78		S	3-ODC	2	41	0	1001	10.272.812
5131	219E	**0033**	Cofinanciamento da Proteção Social Básica - **No Estado do Rio de Janeiro**								25.882.934
			Ente federativo apoiado (unidade): 92		S	3-ODC	2	41	0	1001	25.882.934
5131	219E	**0035**	Cofinanciamento da Proteção Social Básica - **No Estado de São Paulo**								73.495.584
			Ente federativo apoiado (unidade): 635		S	3-ODC	2	41	0	1001	73.495.584
5131	219E	**0041**	Cofinanciamento da Proteção Social Básica - **No Estado do Paraná**								39.244.344
			Ente federativo apoiado (unidade): 399		S	3-ODC	2	41	0	1001	39.244.344
5131	219E	**0042**	Cofinanciamento da Proteção Social Básica - **No Estado de Santa Catarina**								23.471.365
			Ente federativo apoiado (unidade): 286		S	3-ODC	2	41	0	1001	23.471.365
5131	219E	**0043**	Cofinanciamento da Proteção Social Básica - **No Estado do Rio Grande do Sul**								39.838.880
			Ente federativo apoiado (unidade): 480		S	3-ODC	2	41	0	1001	39.838.880
5131	219E	**0051**	Cofinanciamento da Proteção Social Básica - **No Estado de Mato Grosso**								15.054.227
			Ente federativo apoiado (unidade): 141		S	3-ODC	2	41	0	1001	15.054.227
5131	219E	**0052**	Cofinanciamento da Proteção Social Básica - **No Estado de Goiás**								25.556.508
			Ente federativo apoiado (unidade): 246		S	3-ODC	2	41	0	1001	25.556.508
5131	219E	**0053**	Cofinanciamento da Proteção Social Básica - **No Distrito Federal**								2.944.234
			Ente federativo apoiado (unidade): 1		S	3-ODC	2	41	0	1001	2.944.234
5131	219E	**0054**	Cofinanciamento da Proteção Social Básica - **No Estado de Mato Grosso do Sul**								9.965.351
			Ente federativo apoiado (unidade): 79		S	3-ODC	2	41	0	1001	9.965.351
5131	**219F**		**Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade**	08 245							**668.340.212**
5131	219F	**0001**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **Nacional**								342.653.971
			Ente federativo apoiado (unidade): 1		S	3-ODC	2	41	0	1001	342.652.806
					S	3-ODC	2	41	0	1049	1.165
5131	219F	**0011**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Rondônia**								1.957.959
			Ente federativo apoiado (unidade): 22		S	3-ODC	2	41	0	1001	1.957.959
5131	219F	**0012**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Acre**								1.156.686
			Ente federativo apoiado (unidade): 14		S	3-ODC	2	41	0	1001	1.156.686
5131	219F	**0013**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Amazonas**								4.221.104
			Ente federativo apoiado (unidade): 42		S	3-ODC	2	41	0	1001	4.221.104
5131	219F	**0014**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Roraima**								897.907
			Ente federativo apoiado (unidade): 16		S	3-ODC	2	41	0	1001	897.907
5131	219F	**0015**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Pará**								10.149.880
			Ente federativo apoiado (unidade): 105		S	3-ODC	2	41	0	1001	10.149.880
5131	219F	**0016**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Amapá**								889.432
			Ente federativo apoiado (unidade): 7		S	3-ODC	2	41	0	1001	889.432
5131	219F	**0017**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Tocantins**								2.839.432
			Ente federativo apoiado (unidade): 29		S	3-ODC	2	41	0	1001	2.839.432

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131	219F	**0021**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Maranhão**								8.941.415
			Ente federativo apoiado (unidade): 119		S	3-ODC	2	41	0	1001	8.941.415
5131	219F	**0022**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Piauí**								4.836.453
			Ente federativo apoiado (unidade): 63		S	3-ODC	2	31	0	1001	4.836.453
5131	219F	**0023**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Ceará**								12.084.558
			Ente federativo apoiado (unidade): 107		S	3-ODC	2	41	0	1001	12.084.558
5131	219F	**0024**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Rio Grande do Norte**								4.651.066
			Ente federativo apoiado (unidade): 56		S	3-ODC	2	41	0	1001	4.651.066
5131	219F	**0025**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado da Paraíba**								10.043.608
			Ente federativo apoiado (unidade): 75		S	3-ODC	2	41	0	1001	10.043.608
5131	219F	**0026**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Pernambuco**								13.958.705
			Ente federativo apoiado (unidade): 127		S	3-ODC	2	41	0	1001	13.958.705
5131	219F	**0027**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Alagoas**								5.901.442
			Ente federativo apoiado (unidade): 56		S	3-ODC	2	41	0	1001	5.901.442
5131	219F	**0028**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Sergipe**								3.281.650
			Ente federativo apoiado (unidade): 39		S	3-ODC	2	41	0	1001	3.281.650
5131	219F	**0029**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado da Bahia**								18.094.271
			Ente federativo apoiado (unidade): 200		S	3-ODC	2	41	0	1001	18.094.271
5131	219F	**0031**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Minas Gerais**								36.837.421
			Ente federativo apoiado (unidade): 274		S	3-ODC	2	41	0	1001	36.837.421
5131	219F	**0032**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Espírito Santo**								8.100.016
			Ente federativo apoiado (unidade): 67		S	3-ODC	2	41	0	1001	8.100.016
5131	219F	**0033**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Rio de Janeiro**								24.968.251
			Ente federativo apoiado (unidade): 83		S	3-ODC	2	41	0	1001	24.968.251
5131	219F	**0035**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de São Paulo**								68.115.703
			Ente federativo apoiado (unidade): 400		S	3-ODC	2	41	0	1001	68.115.703
5131	219F	**0041**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Paraná**								24.600.125
			Ente federativo apoiado (unidade): 283		S	3-ODC	2	41	0	1001	24.600.125
5131	219F	**0042**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Santa Catarina**								12.284.876
			Ente federativo apoiado (unidade): 179		S	3-ODC	2	41	0	1001	12.284.876
5131	219F	**0043**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado do Rio Grande do Sul**								20.543.773
			Ente federativo apoiado (unidade): 234		S	3-ODC	2	41	0	1001	20.543.773
5131	219F	**0051**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Mato Grosso**								5.303.152
			Ente federativo apoiado (unidade): 55		S	3-ODC	2	41	0	1001	5.303.152
5131	219F	**0052**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Goiás**								9.675.003
			Ente federativo apoiado (unidade): 104		S	3-ODC	2	41	0	1001	9.675.003
5131	219F	**0053**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Distrito Federal**								3.341.050
			Ente federativo apoiado (unidade): 1		S	3-ODC	2	41	0	1001	3.341.050
5131	219F	**0054**	Cofinanciamento da Proteção Social Especial de Média e Alta Complexidade - **No Estado de Mato Grosso do Sul**								8.011.303
			Ente federativo apoiado (unidade): 66		S	3-ODC	2	41	0	1001	8.011.303
5131	**219G**		**Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS)**	08 245							**1.675.854.863**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131 219G **0001**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **Nacional** Ente federativo apoiado (unidade): 351								784.701.246
			S	3-ODC	2	31	0	1000	50.000
			S	3-ODC	2	41	0	1000	209.976.410
			S	3-ODC	2	41	0	1001	115.141.343
			S	3-ODC	2	41	0	1132	25.600.000
			S	3-ODC	6	31	0	1000	600.000
			S	3-ODC	6	99	0	1000	25.783.493
			S	3-ODC	8	41	0	1000	115.000.000
			S	4-INV	2	41	0	1000	175.000.000
			S	4-INV	6	99	0	1000	2.550.000
			S	4-INV	8	41	0	1000	115.000.000
5131 219G **0011**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Rondônia** Ente federativo apoiado (unidade): 100								23.253.000
			S	3-ODC	6	41	0	1000	2.586.000
			S	3-ODC	6	99	0	1000	16.460.813
			S	4-INV	6	41	0	1000	610.000
			S	4-INV	6	99	0	1000	3.596.187
5131 219G **0012**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Acre** Ente federativo apoiado (unidade): 23								3.400.000
			S	3-ODC	6	99	0	1000	3.400.000
5131 219G **0013**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Amazonas** Ente federativo apoiado (unidade): 63								35.661.207
			S	3-ODC	6	41	0	1000	1.000.000
			S	3-ODC	6	99	0	1000	34.661.207
5131 219G **0014**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Roraima** Ente federativo apoiado (unidade): 16								1.700.000
			S	3-ODC	6	99	0	1000	1.700.000
5131 219G **0015**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Pará** Ente federativo apoiado (unidade): 145								4.770.000
			S	3-ODC	6	40	0	1000	1.150.000
			S	3-ODC	6	99	0	1000	2.400.000
			S	4-INV	6	40	0	1000	250.000
			S	4-INV	6	41	0	1000	970.000
5131 219G **0016**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Amapá** Ente federativo apoiado (unidade): 10								2.970.000
			S	3-ODC	6	99	0	1000	2.970.000
5131 219G **0017**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Tocantins** Ente federativo apoiado (unidade): 140								8.000.001
			S	3-ODC	6	99	0	1000	8.000.001
5131 219G **0021**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Maranhão** Ente federativo apoiado (unidade): 33								4.000.000
			S	3-ODC	6	41	0	1000	2.000.000
			S	3-ODC	6	99	0	1000	2.000.000
5131 219G **0022**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Piauí** Ente federativo apoiado (unidade): 63								13.726.003
			S	3-ODC	6	41	0	1000	4.926.003
			S	3-ODC	6	99	0	1000	7.800.000
			S	4-INV	6	90	0	1000	1.000.000
5131 219G **0023**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Ceará** Ente federativo apoiado (unidade): 184								16.832.600
			S	3-ODC	6	41	0	1000	2.400.000
			S	3-ODC	6	99	0	1000	9.789.524
			S	4-INV	6	41	0	1000	4.000.000
			S	4-INV	6	99	0	1000	643.076

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131 219G **0024**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Rio Grande do Norte**								10.984.299
	Ente federativo apoiado (unidade): 84		S	3-ODC	6	41	0	1000	8.484.277
			S	3-ODC	6	99	0	1000	800.000
			S	4-INV	6	41	0	1000	700.022
			S	4-INV	6	99	0	1000	1.000.000
5131 219G **0025**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado da Paraíba**								53.176.000
	Ente federativo apoiado (unidade): 224		S	3-ODC	6	40	0	1000	2.000.000
			S	3-ODC	6	41	0	1000	13.320.000
			S	3-ODC	6	99	0	1000	34.600.000
			S	4-INV	6	41	0	1000	2.630.000
			S	4-INV	6	99	0	1000	626.000
5131 219G **0026**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Pernambuco**								5.900.000
	Ente federativo apoiado (unidade): 83		S	3-ODC	6	41	0	1000	2.650.000
			S	3-ODC	6	99	0	1000	2.800.000
			S	4-INV	6	99	0	1000	450.000
5131 219G **0027**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Alagoas**								22.126.001
	Ente federativo apoiado (unidade): 103		S	3-ODC	6	41	0	1000	5.026.000
			S	3-ODC	6	99	0	1000	12.000.001
			S	4-INV	6	41	0	1000	5.100.000
5131 219G **0028**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Sergipe**								7.550.000
	Ente federativo apoiado (unidade): 22		S	3-ODC	6	99	0	1000	7.250.000
			S	4-INV	6	99	0	1000	300.000
5131 219G **0029**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado da Bahia**								28.808.407
	Ente federativo apoiado (unidade): 184		S	3-ODC	6	41	0	1000	12.156.200
			S	3-ODC	6	99	0	1000	10.952.007
			S	4-INV	6	41	0	1000	2.300.200
			S	4-INV	6	99	0	1000	3.400.000
5131 219G **0031**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Minas Gerais**								88.160.464
	Ente federativo apoiado (unidade): 768		S	3-ODC	6	41	0	1000	23.962.007
			S	3-ODC	6	99	0	1000	53.393.456
			S	4-INV	6	41	0	1000	3.546.000
			S	4-INV	6	99	0	1000	7.259.001
5131 219G **0032**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Espírito Santo**								51.400.000
	Ente federativo apoiado (unidade): 78		S	3-ODC	6	31	0	1000	150.000
			S	3-ODC	6	41	0	1000	2.750.000
			S	3-ODC	6	99	0	1000	19.300.000
			S	3-ODC	7	31	0	1002	25.600.000
			S	4-INV	6	41	0	1000	600.000
			S	4-INV	6	99	0	1000	3.000.000
5131 219G **0033**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Rio de Janeiro**								52.335.757
	Ente federativo apoiado (unidade): 93		S	3-ODC	6	41	0	1000	27.310.600
			S	3-ODC	6	99	0	1000	17.527.307
			S	4-INV	6	41	0	1000	4.800.000
			S	4-INV	6	99	0	1000	2.697.850

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131	219G	**0035**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de São Paulo**								168.807.483
			Ente federativo apoiado (unidade): 646		S	3-ODC	6	41	0	1000	36.895.000
					S	3-ODC	6	99	0	1000	108.837.382
					S	4-INV	6	41	0	1000	5.545.000
					S	4-INV	6	99	0	1000	17.530.101
5131	219G	**0041**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Paraná**								98.336.776
			Ente federativo apoiado (unidade): 400		S	3-ODC	6	41	0	1000	11.554.014
					S	3-ODC	6	99	0	1000	67.093.769
					S	4-INV	6	41	0	1000	1.147.993
					S	4-INV	6	99	0	1000	18.541.000
5131	219G	**0042**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Santa Catarina**								10.832.001
			Ente federativo apoiado (unidade): 123		S	3-ODC	6	41	0	1000	100.001
					S	3-ODC	6	99	0	1000	5.782.000
					S	4-INV	6	40	0	1000	850.000
					S	4-INV	6	41	0	1000	650.000
					S	4-INV	6	99	0	1000	3.450.000
5131	219G	**0043**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado do Rio Grande do Sul**								52.405.941
			Ente federativo apoiado (unidade): 498		S	3-ODC	6	41	0	1000	8.086.000
					S	3-ODC	6	99	0	1000	31.605.840
					S	4-INV	6	40	0	1000	2.200.000
					S	4-INV	6	41	0	1000	3.314.000
					S	4-INV	6	99	0	1000	7.200.101
5131	219G	**0050**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **Na Região Centro-Oeste**								200.000
			Ente federativo apoiado (unidade): 1		S	3-ODC	6	99	0	1000	200.000
5131	219G	**0051**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Mato Grosso**								6.650.000
			Ente federativo apoiado (unidade): 60		S	3-ODC	6	99	0	1000	5.450.000
					S	4-INV	6	40	0	1000	1.200.000
5131	219G	**0052**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Goiás**								37.005.777
			Ente federativo apoiado (unidade): 247		S	3-ODC	6	41	0	1000	11.500.000
					S	3-ODC	6	99	0	1000	18.505.777
					S	4-INV	6	99	0	1000	7.000.000
5131	219G	**0053**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Distrito Federal**								120.000
			Ente federativo apoiado (unidade): 13		S	3-ODC	6	31	0	1000	120.000
5131	219G	**0054**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Estado de Mato Grosso do Sul**								21.975.001
			Ente federativo apoiado (unidade): 80		S	3-ODC	6	40	0	1000	1.000.000
					S	3-ODC	6	41	0	1000	3.400.000
					S	3-ODC	6	99	0	1000	10.800.001
					S	4-INV	6	41	0	1000	500.000
					S	4-INV	6	99	0	1000	6.275.000
5131	219G	**0101**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Ariquemes - RO**								100.000
			Ente federativo apoiado (unidade): 1		S	3-ODC	6	40	0	1000	100.000
5131	219G	**0116**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Porto Velho - RO**								360.000
			Ente federativo apoiado (unidade): 1		S	3-ODC	6	40	0	1000	360.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131 219G **0157**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Cruzeiro do Sul - AC**								450.000
	Ente federativo apoiado (unidade): 1		S	4-INV	6	50	0	1000	450.000
5131 219G **0211**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Manaus - AM**								2.000.000
	Ente federativo apoiado (unidade): 62		S	3-ODC	6	41	0	1000	2.000.000
5131 219G **0222**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Rio Preto da Eva - AM**								1.000.000
	Ente federativo apoiado (unidade): 10		S	3-ODC	6	41	0	1000	1.000.000
5131 219G **1048**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Fortaleza - CE**								600.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	6	41	0	1000	600.000
5131 219G **1088**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Juazeiro do Norte - CE**								700.000
	Ente federativo apoiado (unidade): 2		S	4-INV	6	41	0	1000	700.000
5131 219G **1366**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Bayeux - PB**								400.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	6	99	0	1000	400.000
5131 219G **1883**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Lagarto - SE**								450.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	6	41	0	1000	200.000
			S	4-INV	6	41	0	1000	250.000
5131 219G **2053**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Eunápolis - BA**								100.000
	Ente federativo apoiado (unidade): 50		S	3-ODC	6	99	0	1000	100.000
5131 219G **2168**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Mairi - BA**								500.000
	Ente federativo apoiado (unidade): 20		S	3-ODC	6	40	0	1000	500.000
5131 219G **2680**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Ibirité - MG**								300.000
	Ente federativo apoiado (unidade): 1		S	4-INV	6	41	0	1000	300.000
5131 219G **2829**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Miraí - MG**								350.000
	Ente federativo apoiado (unidade): 1		S	4-INV	6	41	0	1000	350.000
5131 219G **3300**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Guapimirim - RJ**								200.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	6	50	0	1000	200.000
5131 219G **3305**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Itaocara - RJ**								200.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	6	41	0	1000	200.000
5131 219G **3319**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Natividade - RJ**								400.000
	Ente federativo apoiado (unidade): 20		S	4-INV	6	40	0	1000	400.000
5131 219G **3643**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **No Município de Jacareí - SP**								1.000.000
	Ente federativo apoiado (unidade): 10		S	3-ODC	6	99	0	1000	1.000.000
5131 219G **7012**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **Casa Maria de Magdala - No Município de Niterói - RJ**								500.000
	Ente federativo apoiado (unidade): 1		S	3-ODC	6	41	0	1000	500.000
5131 219G **7048**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **Aquisição de Equipamentos - No Estado de Santa Catarina**								18.790.237
	Ente federativo apoiado (unidade): 10		S	4-INV	7	30	0	1000	18.790.237
5131 219G **7070**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **Centro Terapêutico Cristão Salva Vidas - No Município de Itapeva - SP**								300.000
	Ente federativo apoiado (unidade): 10		S	3-ODC	6	41	0	1000	300.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 55000 MINISTÉRIO DO DESENVOLVIMENTO E ASSISTÊNCIA SOCIAL, FAMÍLIA E COMBATE À FOME

Unidade: 55901 FUNDO NACIONAL DE ASSISTÊNCIA SOCIAL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5131	219G	**7071**	Estruturação da Rede de Serviços e Fortalecimento da Gestão do Sistema Único de Assistência Social (SUAS) - **Aquisição de equipamentos - No Estado de Goiás** Ente federativo apoiado (unidade): 246								31.366.662
					S	4-INV	7	90	0	1000	3.266.613
					S	4-INV	7	90	0	1002	28.100.049
5131	**2583**		**Processamento de Dados, Gestão de Informações e Desenvolvimento de Soluções Tecnológicas Digitais para Gestão de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)**	08 126							**39.685.554**
5131	2583	**0001**	Processamento de Dados, Gestão de Informações e Desenvolvimento de Soluções Tecnológicas Digitais para Gestão de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios) - **Nacional** Benefício processado (unidade): 55.895.146								39.685.554
					S	3-ODC	2	90	0	1001	39.685.554
5131	**2589**		**Gestão, Administração e Operacionalização de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios)**	08 122							**8.540.918**
5131	2589	**0001**	Gestão, Administração e Operacionalização de Benefícios Socioassistenciais (Benefício de Prestação Continuada – BPC, Renda Mensal Vitalícia – RMV, Auxílio-Inclusão e outros benefícios) - **Nacional** Benefício avaliado (unidade): 189.310								8.540.918
					S	3-ODC	2	41	0	1001	1.668.129
					S	3-ODC	2	90	0	1001	6.872.789
5131	**8893**		**Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS**	08 245							**1.668.129**
5131	8893	**0001**	Organização em Âmbito Nacional da Gestão do Sistema Único de Assistência Social - SUAS - **Nacional** Ente federativo apoiado (unidade): 5.510								1.668.129
					S	3-ODC	2	41	0	1001	1.668.129
			Operação Especial								**123.282.322.594**
5131	**00H5**		**Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade**	08 241							**54.992.331.122**
5131	00H5	**0001**	Benefícios de Prestação Continuada (BPC) à Pessoa Idosa e da Renda Mensal Vitalícia (RMV) por Idade - **Nacional** Beneficiário atendido (unidade): 2.804.869								54.992.331.122
					S	3-ODC	1	90	0	1001	397.436.678
					S	3-ODC	1	90	0	1002	41.594.894.444
					S	3-ODC	1	90	0	9444	13.000.000.000
5131	**00IN**		**Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez**	08 242							**68.247.715.106**
5131	00IN	**0001**	Benefícios de Prestação Continuada (BPC) à Pessoa com Deficiência e da Renda Mensal Vitalícia (RMV) por Invalidez - **Nacional** Beneficiário atendido (unidade): 3.354.841								68.247.715.106
					S	3-ODC	1	90	0	1001	483.398.129
					S	3-ODC	1	90	0	1002	50.764.316.977
					S	3-ODC	1	90	0	9444	17.000.000.000
5131	**00TZ**		**Auxílio-Inclusão às Pessoas com Deficiência (Lei nº 14.176, de 22 de junho de 2021)**	08 242							**42.276.366**
5131	00TZ	**0001**	Auxílio-Inclusão às Pessoas com Deficiência (Lei nº 14.176, de 22 de junho de 2021) - **Nacional** Pessoa atendida (unidade): 1.046								42.276.366
					S	3-ODC	1	90	0	1002	42.276.366
Total											**135.920.894.873**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		26.373.353.554	18.959.847.040	18.892.755.689	13.909.830.712	16.581.933.755
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.594.822.263	1.361.054.178	1.364.428.808	1.551.088.114	1.517.854.871
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	528.044.082	598.897.785	599.897.785	612.499.252	612.499.252
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	6.522.951.677	24.421.032	24.421.032	24.535.332	25.535.332
2318	GESTÃO DE RISCOS E DE DESASTRES	587.782.087	658.923.691	605.277.117	632.420.498	585.095.429
2319	MOBILIDADE URBANA	1.167.342.323	986.266.060	2.228.851.666	752.964.844	3.039.696.574
2320	MORADIA DIGNA	14.049.336.056	13.394.601.393	11.904.306.766	8.896.853.067	8.877.688.662
2322	SANEAMENTO BÁSICO	1.303.650.803	1.413.353.145	1.266.681.100	948.869.605	904.299.385
5601	CIDADES MELHORES	129.489.342	60.000.000	490.315.481	8.000.000	547.043.210
5602	PERIFERIA VIVA	489.934.921	462.329.756	408.575.934	482.600.000	472.221.040
Funcao						
04	ADMINISTRAÇÃO	127.131.033	215.093.325	204.197.122	204.816.383	189.819.410
09	PREVIDÊNCIA SOCIAL	0	9.222.528	9.222.528	458.454	458.454
15	URBANISMO	3.448.862.268	2.799.466.553	4.414.063.428	2.781.898.121	5.564.955.876
16	HABITAÇÃO	448.691.396	820.057.832	760.736.047	1.306.500.000	907.185.012
17	SANEAMENTO	1.696.328.438	1.915.106.592	1.734.001.598	1.386.290.103	1.308.679.923
28	ENCARGOS ESPECIAIS	20.652.340.419	13.200.900.210	11.770.534.966	8.229.867.651	8.610.835.080
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	5.323.405	5.534.482	5.261.457	4.000.000	3.706.952
122	ADMINISTRAÇÃO GERAL	853.030.032	912.732.001	903.876.793	1.073.498.743	1.058.716.698
127	ORDENAMENTO TERRITORIAL	99.115.556	72.640.539	64.938.799	196.000.000	187.440.629
128	FORMAÇÃO DE RECURSOS HUMANOS	1.088.483	850.000	850.000	1.360.000	1.275.017
131	COMUNICAÇÃO SOCIAL	36.213.440	55.420.000	52.609.802	25.120.000	23.488.448
182	DEFESA CIVIL	195.104.451	157.170.244	137.956.619	195.000.000	180.714.891
212	COOPERAÇÃO INTERNACIONAL	0	10.000.000	9.506.682	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	9.222.528	9.222.528	458.454	458.454
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	80.155.083	94.755.078	94.755.078	89.418.215	89.418.215
451	INFRA-ESTRUTURA URBANA	7.790.824.600	470.964.727	2.271.934.157	261.114.555	3.136.516.904
452	SERVIÇOS URBANOS	2.876.758	4.465.518	4.245.227	3.600.000	3.336.258
453	TRANSPORTES COLETIVOS URBANOS	962.805.970	1.203.129.999	1.045.020.324	1.102.756.964	1.031.343.109
482	HABITAÇÃO URBANA	448.691.396	810.057.832	751.229.365	1.306.500.000	907.185.012
511	SANEAMENTO BÁSICO RURAL	143.624.472	119.915.909	105.712.390	54.100.000	50.144.847
512	SANEAMENTO BÁSICO URBANO	1.552.703.966	1.795.190.683	1.628.289.208	1.332.190.103	1.258.535.076
665	NORMALIZAÇÃO E QUALIDADE	0	20.000	20.000	20.000	20.000
845	OUTRAS TRANSFERÊNCIAS	12.511.675.108	11.760.145.113	10.179.834.491	6.118.311.171	6.308.176.990
846	OUTROS ENCARGOS ESPECIAIS	1.690.120.835	1.477.632.387	1.627.492.769	2.146.382.507	2.341.456.255
UO						
56101	MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA	23.952.678.514	16.459.628.121	16.436.711.201	10.693.165.658	13.783.114.007
56201	EMPRESA DE TRENS URBANOS DE PORTO ALEGRE S.A. - TRENSURB	558.788.235	361.767.284	361.423.063	380.043.393	376.235.311
56202	COMPANHIA BRASILEIRA DE TRENS URBANOS - CBTU	1.406.386.157	1.323.595.136	1.339.210.190	1.526.121.661	1.511.693.473
56902	FUNDO NACIONAL DE HABITAÇÃO DE INTERESSE SOCIAL - FNHIS	455.500.649	814.856.499	755.411.235	1.310.500.000	910.890.964
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.241.654.952	1.293.947.410	1.294.947.410	1.429.010.520	1.429.010.520
3	OUTRAS DESPESAS CORRENTES	3.089.828.067	2.604.964.683	2.609.190.349	2.842.141.954	3.061.586.234
4	INVESTIMENTOS	4.262.247.324	4.363.122.552	5.743.123.508	4.050.867.067	6.283.198.960
5	INVERSOES FINANCEIRAS	17.779.623.211	10.697.812.395	9.245.494.422	5.587.811.171	5.808.138.041

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**1.428.552.066**		**2.924.165.030**	**6.268.148.785**	**5.808.138.041**			**16.429.003.922**
1050			**137.421.204**	**13.351.882**				**150.773.086**
1056	**458.454**							**458.454**
1085				**1.698.293**				**1.698.293**
Total	**1.429.010.520**	**0**	**3.061.586.234**	**6.283.198.960**	**5.808.138.041**	**0**	**0**	**16.581.933.755**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		23.952.678.514	16.459.628.121	16.436.711.201	10.693.165.658	13.783.114.007
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	188.943.631	298.024.088	287.127.885	281.930.523	266.933.550
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	6.500.000.000	1.086.487	1.086.487	27.121	1.027.121
2318	GESTÃO DE RISCOS E DE DESASTRES	587.782.087	658.923.691	605.277.117	632.420.498	585.095.429
2319	MOBILIDADE URBANA	1.159.042.323	986.166.060	2.228.751.666	752.964.844	3.039.696.574
2320	MORADIA DIGNA	13.601.344.660	12.587.601.393	11.155.743.831	7.592.853.067	7.972.821.496
2322	SANEAMENTO BÁSICO	1.303.650.803	1.413.353.145	1.266.681.100	948.869.605	904.299.385
5601	CIDADES MELHORES	129.489.342	60.000.000	490.315.481	8.000.000	547.043.210
5602	PERIFERIA VIVA	482.425.668	454.473.257	401.727.634	476.100.000	466.197.242
Funcao						
04	ADMINISTRAÇÃO	127.131.033	214.980.000	204.083.797	204.703.058	189.706.085
09	PREVIDÊNCIA SOCIAL	0	9.222.528	9.222.528	458.454	458.454
15	URBANISMO	2.027.874.383	1.731.651.121	3.332.592.960	1.508.853.855	4.310.440.928
16	HABITAÇÃO	0	10.000.000	9.507.682	0	1.000
17	SANEAMENTO	1.696.328.438	1.915.106.592	1.734.001.598	1.386.290.103	1.308.679.923
28	ENCARGOS ESPECIAIS	20.101.344.660	12.578.667.880	11.147.302.636	7.592.860.188	7.973.827.617
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	5.323.405	5.534.482	5.261.457	4.000.000	3.706.952
122	ADMINISTRAÇÃO GERAL	144.377.424	222.524.907	214.438.902	246.985.932	233.820.511
127	ORDENAMENTO TERRITORIAL	99.115.556	72.640.539	64.938.799	196.000.000	187.440.629
131	COMUNICAÇÃO SOCIAL	36.037.441	55.000.000	52.189.802	25.000.000	23.168.448
182	DEFESA CIVIL	195.104.451	157.170.244	137.956.619	195.000.000	180.714.891
212	COOPERAÇÃO INTERNACIONAL	0	10.000.000	9.506.682	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	9.222.528	9.222.528	458.454	458.454
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.359.186	6.232.081	6.232.081	4.660.110	4.660.110
451	INFRA-ESTRUTURA URBANA	7.784.015.347	466.166.060	2.267.751.287	257.114.555	3.132.809.952
452	SERVIÇOS URBANOS	2.876.758	4.465.518	4.245.227	3.600.000	3.336.258
453	TRANSPORTES COLETIVOS URBANOS	334.340.324	920.000.000	746.850.289	746.350.289	691.671.097
482	HABITAÇÃO URBANA	0	0	1.000	0	1.000
511	SANEAMENTO BÁSICO RURAL	143.624.472	119.915.909	105.712.390	54.100.000	50.144.847
512	SANEAMENTO BÁSICO URBANO	1.552.703.966	1.795.190.683	1.628.289.208	1.332.190.103	1.258.535.076
665	NORMALIZAÇÃO E QUALIDADE	0	20.000	20.000	20.000	20.000
845	OUTRAS TRANSFERÊNCIAS	12.511.675.108	11.760.145.113	10.179.834.491	6.118.311.171	6.308.176.990
846	OUTROS ENCARGOS ESPECIAIS	1.139.125.075	855.400.057	1.004.260.439	1.509.375.044	1.704.448.792
GND						
1	PESSOAL E ENCARGOS SOCIAIS	57.453.412	76.825.007	76.825.007	72.594.476	72.594.476
3	OUTRAS DESPESAS CORRENTES	2.563.595.269	2.167.412.528	2.176.294.645	2.334.999.619	2.570.392.337
4	INVESTIMENTOS	3.564.940.166	3.517.578.191	4.938.097.127	2.697.760.392	5.331.989.153
5	INVERSOES FINANCEIRAS	17.766.689.667	10.697.812.395	9.245.494.422	5.587.811.171	5.808.138.041

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**72.136.022**		**2.570.392.337**	**5.331.989.153**	**5.808.138.041**			**13.782.655.553**
1056	**458.454**							**458.454**
Total	**72.594.476**	**0**	**2.570.392.337**	**5.331.989.153**	**5.808.138.041**	**0**	**0**	**13.783.114.007**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**266.933.550**
	Atividade								**261.649.069**
0032 **2000**	**Administração da Unidade**	04 122							**165.352.663**
0032 2000 **0001**	Administração da Unidade - **Nacional**								165.352.663
			F	3-ODC	2	90	0	1000	155.714.588
			F	4-INV	2	90	0	1000	9.638.075
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	15 331							**808.452**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								808.452
			F	3-ODC	1	90	0	1000	808.452
0032 **20TP**	**Ativos Civis da União**	15 122							**67.282.874**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								67.282.874
			F	1-PES	1	90	0	1000	67.282.874
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	15 331							**3.851.658**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.851.658
			F	3-ODC	1	90	0	1000	3.851.658
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**1.184.974**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.184.974
	Agente público beneficiado (unidade): 20		F	3-ODC	2	90	0	1000	1.184.974
0032 **4641**	**Publicidade de Utilidade Pública**	04 131							**23.168.448**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								23.168.448
			F	3-ODC	2	90	0	1000	23.168.448
	Operação Especial								**5.284.481**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**458.454**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								458.454
			S	1-PES	1	90	0	1056	458.454
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	15 846							**4.826.027**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								4.826.027
			F	1-PES	0	91	0	1000	4.826.027
0909	**Operações Especiais: Outros Encargos Especiais**								**1.027.121**
	Operação Especial								**1.027.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **00XV**	**Integralização de cotas pela União em Fundo de Apoio à Infraestrutura para Recuperação e Adaptação a Eventos Climáticos Extremos – Firece**	28 451							**1.000.000**
0909 00XV **0001**	Integralização de cotas pela União em Fundo de Apoio à Infraestrutura para Recuperação e Adaptação a Eventos Climáticos Extremos – Firece - **Nacional**								1.000.000
	Infraestrutura apoiada (unidade): 100		F	5-IFI	3	90	0	1000	1.000.000
2318	**Gestão de Riscos e de Desastres**								**585.095.429**
	Operação Especial								**585.095.429**
2318 **00TK**	**Apoio a Sistemas de Drenagem Urbana Sustentável e de Manejo de Águas Pluviais em Municípios Críticos Sujeitos a Eventos Recorrentes de Inundações, Enxurradas e Alagamentos**	17 512							**404.380.538**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2318 00TK **0001**	Apoio a Sistemas de Drenagem Urbana Sustentável e de Manejo de Águas Pluviais em Municípios Críticos Sujeitos a Eventos Recorrentes de Inundações, Enxurradas e Alagamentos - **Nacional**								404.380.538
	Domicílio atendido (unidade): 115.662		F	4-INV	2	90	0	1000	100.000
			F	4-INV	3	40	0	1000	404.280.538
2318 **8865**	**Apoio a planos, projetos e obras de redução de riscos de movimentos de massa em áreas urbanas - contenção de encostas**	15 182							**180.714.891**
2318 8865 **0001**	Apoio a planos, projetos e obras de redução de riscos de movimentos de massa em áreas urbanas - contenção de encostas - **Nacional**								180.714.891
	População beneficiada (unidade): 1.116		F	3-ODC	3	90	0	1000	32.435.827
			F	4-INV	3	40	0	1000	148.278.064
			F	4-INV	3	90	0	1000	1.000
2319	**Mobilidade Urbana**								**3.039.696.574**
	Atividade								**10.110.548**
2319 **2D49**	**Estudos, Projetos e Desenvolvimento Institucional no Setor da Mobilidade Urbana**	15 451							**10.110.548**
2319 2D49 **0001**	Estudos, Projetos e Desenvolvimento Institucional no Setor da Mobilidade Urbana - **Nacional**								10.110.548
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	0	1000	5.110.548
			F	4-INV	3	30	0	1000	5.000.000
	Operação Especial								**3.029.586.026**
2319 **00SZ**	**Apoio ao Transporte Não Motorizado**	15 451							**1.474.007**
2319 00SZ **0001**	Apoio ao Transporte Não Motorizado - **Nacional**								50.000
	Projeto apoiado (unidade): 1		F	4-INV	2	40	0	1000	50.000
2319 00SZ **0035**	Apoio ao Transporte Não Motorizado - **No Estado de São Paulo**								1.424.007
	Projeto apoiado (unidade): 30		F	4-INV	6	99	0	1000	1.424.007
2319 **00T0**	**Apoio a Planos de Mobilidade Urbana Locais**	15 451							**50.000**
2319 00T0 **0001**	Apoio a Planos de Mobilidade Urbana Locais - **Nacional**								50.000
	Plano apoiado (unidade): 1		F	4-INV	2	40	0	1000	50.000
2319 **00T1**	**Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária**	15 451							**2.336.390.922**
2319 00T1 **0001**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **Nacional**								2.021.236.117
	Projeto apoiado (unidade): 1.201		F	3-ODC	2	40	0	1000	73.242.441
			F	4-INV	2	40	0	1000	557.992.676
			F	4-INV	2	90	0	1000	140.001.000
			F	4-INV	8	40	0	1000	1.250.000.000
2319 00T1 **0023**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado do Ceará**								400.000
	Projeto apoiado (unidade): 1		F	4-INV	6	99	0	1000	400.000
2319 00T1 **0027**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado de Alagoas**								1.000.000
	Projeto apoiado (unidade): 10		F	4-INV	6	40	0	1000	1.000.000
2319 00T1 **0029**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado da Bahia**								10.876.000
	Projeto apoiado (unidade): 34		F	4-INV	6	71	0	1000	5.276.000
			F	4-INV	6	99	0	1000	5.600.000
2319 00T1 **0031**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado de Minas Gerais**								1
	Projeto apoiado (unidade): 0		F	4-INV	6	99	0	1000	1
2319 00T1 **0035**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado de São Paulo**								28.450.872
	Projeto apoiado (unidade): 178		F	4-INV	6	40	0	1000	1.000.000
			F	4-INV	6	99	0	1000	27.450.872
2319 00T1 **0041**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado do Paraná**								450.700
	Projeto apoiado (unidade): 5		F	4-INV	6	99	0	1000	450.700
2319 00T1 **0042**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado de Santa Catarina**								2.400.000
	Projeto apoiado (unidade): 6		F	4-INV	6	99	0	1000	2.400.000

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2319 00T1 **0043**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado do Rio Grande do Sul**								17.005.877
	Projeto apoiado (unidade): 60		F	4-INV	6	40	0	1000	14.005.877
			F	4-INV	6	99	0	1000	3.000.000
2319 00T1 **0052**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado de Goiás**								2.000.001
	Projeto apoiado (unidade): 3		F	4-INV	6	40	0	1000	2.000.000
			F	4-INV	6	99	0	1000	1
2319 00T1 **0053**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Distrito Federal**								1.000.000
	Projeto apoiado (unidade): 1		F	4-INV	6	99	0	1000	1.000.000
2319 00T1 **0054**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Estado de Mato Grosso do Sul**								35.000.000
	Projeto apoiado (unidade): 13		F	4-INV	6	40	0	1000	5.000.000
			F	4-INV	7	30	0	1000	30.000.000
2319 00T1 **1695**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Município de Recife - PE**								7.827.074
	Projeto apoiado (unidade): 4		F	4-INV	7	40	0	1000	7.827.074
2319 00T1 **1834**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Município de Santana do Ipanema - AL**								17.534.945
	Projeto apoiado (unidade): 2		F	4-INV	7	40	0	1000	17.534.945
2319 00T1 **2261**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Município de Salvador - BA**								1.000.000
	Projeto apoiado (unidade): 2		F	4-INV	7	40	0	1000	1.000.000
2319 00T1 **5218**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Município de Campo Grande - MS**								100.000.000
	Projeto apoiado (unidade): 1		F	4-INV	7	40	0	1000	100.000.000
2319 00T1 **5230**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **No Município de Dourados - MS**								30.000.000
	Projeto apoiado (unidade): 1		F	4-INV	7	40	0	1000	30.000.000
2319 00T1 **7006**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **Na Região Metropolitana de Natal - RN**								23.350.733
	Projeto apoiado (unidade): 30		F	4-INV	7	30	0	1000	23.350.733
2319 00T1 **7017**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **Pavimentação Asfáltica - No Município de Gurupi - TO**								3.000.000
	Projeto apoiado (unidade): 10		F	4-INV	7	40	0	1000	3.000.000
2319 00T1 **7022**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **Pavimentação Asfáltica - No Município de Araguaína - TO**								16.000.000
	Projeto apoiado (unidade): 10		F	4-INV	7	40	0	1000	16.000.000
2319 00T1 **7031**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **Na Região Metropolitana de João Pessoa - PB**								6.858.602
	Projeto apoiado (unidade): 1		F	4-INV	7	40	0	1000	6.858.602
2319 00T1 **7032**	Apoio à Política Nacional de Desenvolvimento Urbano Voltado à Implantação e Qualificação Viária - **Consórcio Interfederativo de Desenvolvimento do Estado de Rondônia (CINDERONDÔNIA) - Pavimentação - No Estado de Rondônia**								11.000.000
	Projeto apoiado (unidade): 30		F	4-INV	7	71	0	1000	11.000.000
2319 **00T3**	**Apoio a Sistemas de Transporte Público Coletivo Urbano**	15 453							**691.671.097**
2319 00T3 **0001**	Apoio a Sistemas de Transporte Público Coletivo Urbano - **Nacional**								691.671.097
	Projeto apoiado (unidade): 43		F	4-INV	3	40	0	1000	691.671.097
2320	**Moradia Digna**								**7.972.821.496**
	Atividade								**20.000**
2320 **20Z9**	**Apoio à competitividade e à modernização da construção civil com sustentabilidade ambiental**	15 665							**20.000**
2320 20Z9 **0001**	Apoio à competitividade e à modernização da construção civil com sustentabilidade ambiental - **Nacional**								20.000
	Setor assistido (unidade): 1		F	3-ODC	2	90	0	1000	20.000
	Operação Especial								**7.972.801.496**
2320 **00AF**	**Integralização de cotas ao Fundo de Arrendamento Residencial - FAR**	28 845							**5.807.138.041**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2320	00AF	**0001**	Integralização de cotas ao Fundo de Arrendamento Residencial - FAR - **Nacional**								5.807.138.041
			Volume contratado (unidades/ano): 28.109		F	5-IFI	3	90	0	1000	5.807.138.041
2320	**00CW**		**Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023)**	28 846							**309.488.801**
2320	00CW	**0001**	Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023) - **Nacional**								104.191.613
			Volume contratado (unidade): 10.541		F	3-ODC	2	90	0	1000	100.000.000
					F	3-ODC	3	90	0	1000	4.191.613
2320	00CW	**0028**	Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023) - **No Estado de Sergipe**								40.000.000
			Volume contratado (unidade): 1.500		F	3-ODC	7	90	0	1000	40.000.000
2320	00CW	**0052**	Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023) - **No Estado de Goiás**								25.001.000
			Volume contratado (unidade): 266		F	3-ODC	6	99	0	1000	1.000
					F	3-ODC	7	90	0	1000	25.000.000
2320	00CW	**0054**	Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023) - **No Estado de Mato Grosso do Sul**								100.000.000
			Volume contratado (unidade): 3		F	3-ODC	7	90	0	1000	100.000.000
2320	00CW	**7000**	Subvenção econômica destinada à ampliação do acesso ao financiamento habitacional(Lei nº 14.620, DE 13 de julho de 2023) - **Na Região Metropolitana de Macapá - AP**								40.296.188
			Volume contratado (unidade): 200		F	3-ODC	7	90	0	1000	40.296.188
2320	**00CX**		**Subvenção econômica destinada a Implementação de projetos de Interesse social em áreas rurais(Lei nº 14.620, DE 13 de julho de 2023)**	28 846							**1.390.106.843**
2320	00CX	**0001**	Subvenção econômica destinada a Implementação de projetos de Interesse social em áreas rurais(Lei nº 14.620, DE 13 de julho de 2023) - **Nacional**								1.390.106.843
			Volume contratado (unidade): 20.387		F	3-ODC	3	90	0	1000	1.390.106.843
2320	**00CY**		**Transferências ao Fundo de Desenvolvimento Social – FDS(Lei nº 14.620, DE 13 de julho de 2023)**	28 845							**466.066.811**
2320	00CY	**0001**	Transferências ao Fundo de Desenvolvimento Social – FDS(Lei nº 14.620, DE 13 de julho de 2023) - **Nacional**								466.066.811
			Volume contratado (unidade): 22.696		F	3-ODC	3	90	0	1000	435.566.811
					F	3-ODC	3	90	2	1000	30.000.000
					F	4-INV	3	40	0	1000	500.000
2320	**00VM**		**Subvenção Econômica Destinada à Habitação de Interesse Social em Cidades com Menos de 80.000 Habitantes – Oferta Pública (Lei nº 14.620, de 2023)**	16 482							**1.000**
2320	00VM	**0001**	Subvenção Econômica Destinada à Habitação de Interesse Social em Cidades com Menos de 80.000 Habitantes – Oferta Pública (Lei nº 14.620, de 2023) - **Nacional**								1.000
			Volume contratado (unidade): 1		F	3-ODC	6	90	0	1000	1.000
2322			**Saneamento Básico**								**904.299.385**
			Atividade								**12.307.081**
2322	**20NV**		**Apoio a implementação de Projetos de Cooperação Técnica em Saneamento Básico**	17 512							**4.605.176**
2322	20NV	**0001**	Apoio a implementação de Projetos de Cooperação Técnica em Saneamento Básico - **Nacional**								4.605.176
			Estudo realizado (unidade): 11		F	3-ODC	2	90	0	1000	4.605.176
2322	**216F**		**Gestão da Política de Saneamento Básico**	17 512							**3.088.871**
2322	216F	**0001**	Gestão da Política de Saneamento Básico - **Nacional**								3.088.871
			Projeto apoiado (unidade): 2		F	3-ODC	2	90	0	1000	3.088.871
2322	**21GR**		**Apoio à Gestão dos Sistemas de Saneamento Básico**	17 512							**4.613.034**
2322	21GR	**0001**	Apoio à Gestão dos Sistemas de Saneamento Básico - **Nacional**								4.613.034
			Município apoiado (unidade): 20		F	3-ODC	2	90	0	1000	4.613.034
			Operação Especial								**891.992.304**
2322	**00TM**		**Apoio a Empreendimentos de Saneamento Integrado**	17 512							**56.752.986**
2322	00TM	**0001**	Apoio a Empreendimentos de Saneamento Integrado - **Nacional**								55.952.986
			Domicílio atendido (unidade): 2.200		F	4-INV	2	90	0	1000	100.000
					F	4-INV	3	40	0	1000	55.852.986

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2322 00TM **0033**	Apoio a Empreendimentos de Saneamento Integrado - **No Estado do Rio de Janeiro**								800.000
	Domicílio atendido (unidade): 30		F	4-INV	6	99	0	1000	800.000
2322 **00TN**	**Apoio à Implantação, Ampliação ou Melhorias em Sistemas de Abastecimento de Água**	17 512							**350.355.464**
2322 00TN **0001**	Apoio à Implantação, Ampliação ou Melhorias em Sistemas de Abastecimento de Água - **Nacional**								339.955.464
	Domicílio atendido (unidade): 28.000		F	4-INV	2	40	0	1000	300.001.000
			F	4-INV	2	90	0	1000	100.000
			F	4-INV	3	40	0	1000	39.854.464
2322 00TN **0035**	Apoio à Implantação, Ampliação ou Melhorias em Sistemas de Abastecimento de Água - **No Estado de São Paulo**								400.000
	Domicílio atendido (unidade): 30		F	4-INV	6	99	0	1000	400.000
2322 00TN **5411**	Apoio à Implantação, Ampliação ou Melhorias em Sistemas de Abastecimento de Água - **No Município de Várzea Grande - MT**								10.000.000
	Domicílio atendido (unidade): 50		F	4-INV	7	40	0	1000	10.000.000
2322 **00TO**	**Apoio à Implantação, Ampliação ou Melhorias de Sistemas de Esgotamento Sanitário**	17 512							**379.135.800**
2322 00TO **0001**	Apoio à Implantação, Ampliação ou Melhorias de Sistemas de Esgotamento Sanitário - **Nacional**								379.135.800
	Domicílio atendido (unidade): 105.786		F	4-INV	2	90	0	1000	100.000
			F	4-INV	3	40	0	1000	379.035.800
2322 **00TP**	**Apoio à Elaboração de Planos e Projetos de Saneamento Básico**	17 512							**4.633.690**
2322 00TP **0001**	Apoio à Elaboração de Planos e Projetos de Saneamento Básico - **Nacional**								4.633.690
	Projeto apoiado (unidade): 10		F	4-INV	3	40	0	1000	4.633.690
2322 **00TQ**	**Apoio a Sistemas Públicos de Manejo de Resíduos Sólidos**	17 512							**38.069.517**
2322 00TQ **0001**	Apoio a Sistemas Públicos de Manejo de Resíduos Sólidos - **Nacional**								37.069.517
	Domicílio atendido (unidade): 2.000		F	4-INV	3	40	0	1000	37.069.517
2322 00TQ **0035**	Apoio a Sistemas Públicos de Manejo de Resíduos Sólidos - **No Estado de São Paulo**								500.000
	Domicílio atendido (unidade): 30		F	4-INV	6	99	0	1000	500.000
2322 00TQ **0235**	Apoio a Sistemas Públicos de Manejo de Resíduos Sólidos - **No Município de Urucurituba - AM**								500.000
	Domicílio atendido (unidade): 30		F	4-INV	6	40	0	1000	500.000
2322 **00VJ**	**Apoio à implantação, ampliação ou melhoria de ações e serviços de saneamento básico em áreas rurais**	17 511							**50.144.847**
2322 00VJ **0001**	Apoio à implantação, ampliação ou melhoria de ações e serviços de saneamento básico em áreas rurais - **Nacional**								50.144.847
	Domicílio atendido (unidade): 7.502		F	4-INV	2	40	0	1000	1.000
			F	4-INV	2	90	0	1000	100.000
			F	4-INV	3	40	0	1000	50.043.847
2322 **00VK**	**Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos para Melhorias da Cadeia Produtiva de Apoio aos Catadores de Materiais Recicláveis**	17 512							**12.100.000**
2322 00VK **0001**	Implementação de Projetos de Coleta, Triagem e Reciclagem de Resíduos Sólidos para Melhorias da Cadeia Produtiva de Apoio aos Catadores de Materiais Recicláveis - **Nacional**								12.100.000
	Unidade apoiada (unidade): 1		F	4-INV	2	40	0	1000	11.100.000
			F	4-INV	3	40	0	1000	1.000.000
2322 **7Y06**	**Apoio a Sistemas de Drenagem e Manejo de Águas Pluviais Urbanas nos Municípios brasileiros**	17 512							**800.000**
2322 7Y06 **0001**	Apoio a Sistemas de Drenagem e Manejo de Águas Pluviais Urbanas nos Municípios brasileiros - **Nacional**								100.000
	Domicílio atendido (unidade): 30		F	4-INV	2	40	0	1000	100.000
2322 7Y06 **0035**	Apoio a Sistemas de Drenagem e Manejo de Águas Pluviais Urbanas nos Municípios brasileiros - **No Estado de São Paulo**								700.000
	Domicílio atendido (unidade): 21		F	3-ODC	6	99	0	1000	700.000
5601	**Cidades Melhores**								**547.043.210**
	Atividade								**3.336.258**
5601 **8872**	**Apoio à Capacitação de Agentes Públicos nas Três Esferas de Governo e de Agentes Sociais para o Desenvolvimento Urbano, por meio do Programa Nacional de Capacitação das Cidades - Capacidades**	15 452							**3.336.258**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5601	8872	**0001**	Apoio à Capacitação de Agentes Públicos nas Três Esferas de Governo e de Agentes Sociais para o Desenvolvimento Urbano, por meio do Programa Nacional de Capacitação das Cidades - Capacidades - **Nacional**								3.336.258
			Pessoa capacitada (unidade): 4.600		F	3-ODC	2	30	0	1000	3.336.258
			Operação Especial								**543.706.952**
5601	**00SY**		**Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas**	15 451							**540.000.000**
5601	00SY	**0001**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **Nacional**								506.450.000
			Área qualificada (m²): 3.001		F	4-INV	2	40	0	1000	505.400.000
					F	4-INV	6	99	0	1000	1.050.000
5601	00SY	**0029**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **No Estado da Bahia**								1.500.000
			Área qualificada (m²): 1		F	4-INV	6	99	0	1000	1.500.000
5601	00SY	**0031**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **No Estado de Minas Gerais**								1.600.000
			Área qualificada (m²): 1		F	4-INV	6	40	0	1000	1.600.000
5601	00SY	**0033**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **No Estado do Rio de Janeiro**								1.500.000
			Área qualificada (m²): 3.001		F	3-ODC	6	50	0	1000	200.000
					F	4-INV	6	99	0	1000	1.300.000
5601	00SY	**0035**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **No Estado de São Paulo**								2.650.000
			Área qualificada (m²): 2.050		F	4-INV	6	99	0	1000	2.650.000
5601	00SY	**0054**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **No Estado de Mato Grosso do Sul**								2.000.000
			Área qualificada (m²): 2		F	4-INV	6	99	0	1000	2.000.000
5601	00SY	**3335**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **No Município de Quissamã - RJ**								500.000
			Área qualificada (m²): 2.000		F	4-INV	6	99	0	1000	500.000
5601	00SY	**7008**	Apoio a Projetos e Obras de Reabilitação, de Acessibilidade e Modernização Tecnológica em Áreas Urbanas - **Na Região Metropolitana de Aracaju - SE**								23.800.000
			Área qualificada (m²): 50.000		F	4-INV	7	40	0	1000	23.800.000
5601	**8874**		**Apoio ao Planejamento e à Gestão Urbana Municipal e Interfederativa**	15 121							**3.706.952**
5601	8874	**0001**	Apoio ao Planejamento e à Gestão Urbana Municipal e Interfederativa - **Nacional**								3.706.952
			Projeto apoiado (unidade): 3		F	3-ODC	2	30	0	1000	3.706.952
5602			**Periferia Viva**								**466.197.242**
			Operação Especial								**466.197.242**
5602	**00SW**		**Apoio à regularização fundiária urbana**	15 127							**187.440.629**
5602	00SW	**0001**	Apoio à regularização fundiária urbana - **Nacional**								182.440.629
			Ação apoiada (unidade): 215		F	3-ODC	3	90	0	1000	37.069.517
					F	3-ODC	6	99	0	1000	800.000
					F	4-INV	3	40	0	1000	144.571.112
5602	00SW	**0035**	Apoio à regularização fundiária urbana - **No Estado de São Paulo**								1.500.000
			Ação apoiada (unidade): 3		F	3-ODC	6	99	0	1000	1.500.000
5602	00SW	**0041**	Apoio à regularização fundiária urbana - **No Estado do Paraná**								500.000
			Ação apoiada (unidade): 2		F	3-ODC	6	99	0	1000	500.000
5602	00SW	**0051**	Apoio à regularização fundiária urbana - **No Estado de Mato Grosso**								3.000.000
			Ação apoiada (unidade): 30.000		F	3-ODC	6	40	0	1000	3.000.000
5602	**00T2**		**Apoio à urbanização de favelas**	15 451							**231.684.475**
5602	00T2	**0001**	Apoio à urbanização de favelas - **Nacional**								231.684.475
			Intervenção apoiada (unidade): 92		F	4-INV	3	40	0	1000	231.684.475
5602	**00VC**		**Apoio à implementação de soluções baseadas natureza (SBN) para adaptação inclusiva das periferias urbanas às mudanças climáticas**	15 451							**12.100.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56101 MINISTÉRIO DAS CIDADES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5602 00VC **0001**	Apoio à implementação de soluções baseadas natureza (SBN) para adaptação inclusiva das periferias urbanas às mudanças climáticas - **Nacional**								12.100.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	2	90	0	1000	100.000
			F	3-ODC	3	90	0	1000	12.000.000
5602 **00VD**	**Apoio ao desenvolvimento e implementação de ações estratégicas do Programa Periferia Viva**	15 845							**34.972.138**
5602 00VD **0001**	Apoio ao desenvolvimento e implementação de ações estratégicas do Programa Periferia Viva - **Nacional**								33.302.138
	Ação desenvolvida (unidade): 196		F	3-ODC	3	90	0	1000	27.802.138
			F	3-ODC	6	99	0	1000	5.500.000
5602 00VD **0033**	Apoio ao desenvolvimento e implementação de ações estratégicas do Programa Periferia Viva - **No Estado do Rio de Janeiro**								1.070.000
	Ação desenvolvida (unidade): 3		F	3-ODC	6	50	0	1000	370.000
			F	3-ODC	6	99	0	1000	200.000
			F	4-INV	6	50	0	1000	500.000
5602 00VD **3341**	Apoio ao desenvolvimento e implementação de ações estratégicas do Programa Periferia Viva - **No Município do Rio de Janeiro - RJ**								600.000
	Ação desenvolvida (unidade): 1		F	3-ODC	6	50	0	1000	600.000
Total									**13.783.114.007**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56201 EMPRESA DE TRENS URBANOS DE PORTO ALEGRE S.A. - TRENSURB

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		558.788.235	361.767.284	361.423.063	380.043.393	376.235.311
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	540.305.460	336.063.059	335.718.838	353.033.809	349.225.727
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	18.370.782	25.489.100	25.489.100	26.881.273	26.881.273
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	111.994	115.125	115.125	128.311	128.311
2319	MOBILIDADE URBANA	0	100.000	100.000	0	0
Funcao						
15	URBANISMO	540.305.460	336.163.059	335.818.838	353.033.809	349.225.727
28	ENCARGOS ESPECIAIS	18.482.776	25.604.225	25.604.225	27.009.584	27.009.584
Subfuncao						
122	ADMINISTRAÇÃO GERAL	187.698.896	190.800.647	190.800.647	177.223.134	177.039.980
128	FORMAÇÃO DE RECURSOS HUMANOS	94.417	350.000	350.000	200.000	200.000
131	COMUNICAÇÃO SOCIAL	0	300.000	300.000	0	200.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	26.117.241	24.862.412	24.862.412	27.810.675	27.810.675
453	TRANSPORTES COLETIVOS URBANOS	326.394.906	119.850.000	119.505.779	147.800.000	143.975.072
846	OUTROS ENCARGOS ESPECIAIS	18.482.776	25.604.225	25.604.225	27.009.584	27.009.584
GND						
1	PESSOAL E ENCARGOS SOCIAIS	186.847.938	194.711.842	194.711.842	179.792.327	179.792.327
3	OUTRAS DESPESAS CORRENTES	236.884.097	139.367.581	139.367.581	170.251.066	167.808.225
4	INVESTIMENTOS	135.056.200	27.687.861	27.343.640	30.000.000	28.634.759

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**179.792.327**		**62.517.071**	**18.634.759**				**260.944.157**
1050			**105.291.154**	**10.000.000**				**115.291.154**
Total	**179.792.327**	**0**	**167.808.225**	**28.634.759**	**0**	**0**	**0**	**376.235.311**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56201 EMPRESA DE TRENS URBANOS DE PORTO ALEGRE S.A. - TRENSURB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**349.225.727**
	Atividade								**349.225.727**
0032 **2000**	**Administração da Unidade**	15 122							**21.816.846**
0032 2000 **0043**	Administração da Unidade - **No Estado do Rio Grande do Sul**								21.816.846
			F	3-ODC	2	90	0	1000	2.316.846
			F	3-ODC	2	90	0	1050	19.500.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	15 331							**12.478.428**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								12.478.428
			F	3-ODC	1	90	0	1000	12.478.428
0032 **20TP**	**Ativos Civis da União**	15 122							**155.223.134**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								155.223.134
			F	1-PES	1	90	0	1000	155.223.134
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	15 331							**15.332.247**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								15.332.247
			F	3-ODC	1	90	0	1000	15.332.247
0032 **2843**	**Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros**	15 453							**143.975.072**
0032 2843 **0043**	Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros - **No Estado do Rio Grande do Sul** Passageiro transportado (unidades/dia): 90.000								143.975.072
			F	3-ODC	2	90	0	1000	29.849.159
			F	3-ODC	2	90	0	1050	85.591.154
			F	4-INV	2	90	0	1000	18.534.759
			F	4-INV	2	90	0	1050	10.000.000
0032 **4641**	**Publicidade de Utilidade Pública**	15 131							**200.000**
0032 4641 **0043**	Publicidade de Utilidade Pública - **No Estado do Rio Grande do Sul**								200.000
			F	3-ODC	6	90	0	1000	100.000
			F	4-INV	6	90	0	1000	100.000
0032 **6438**	**Capacitação de Recursos Humanos para Transportes Coletivos Urbanos**	15 128							**200.000**
0032 6438 **0043**	Capacitação de Recursos Humanos para Transportes Coletivos Urbanos - **No Estado do Rio Grande do Sul** Empregado capacitado (unidade): 670								200.000
			F	3-ODC	2	90	0	1050	200.000
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**26.881.273**
	Operação Especial								**26.881.273**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**26.880.273**
0901 0022 **0043**	Sentenças Judiciais Devidas por Empresas Estatais - **No Estado do Rio Grande do Sul**								26.880.273
			F	1-PES	1	90	0	1000	24.568.193
			F	3-ODC	1	90	0	1000	2.312.080
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.000**
0901 0625 **0043**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Estado do Rio Grande do Sul**								1.000
			F	1-PES	1	90	0	1000	1.000
0909	**Operações Especiais: Outros Encargos Especiais**								**128.311**
	Operação Especial								**128.311**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**128.311**
0909 0536 **0043**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Sul**								128.311
			S	3-ODC	1	90	0	1000	128.311
Total									**376.235.311**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56202 COMPANHIA BRASILEIRA DE TRENS URBANOS - CBTU

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.406.386.157	1.323.595.136	1.339.210.190	1.526.121.661	1.511.693.473
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	865.573.173	726.967.031	741.582.085	916.123.782	901.695.594
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	509.673.301	573.408.685	574.408.685	585.617.979	585.617.979
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	22.839.683	23.219.420	23.219.420	24.379.900	24.379.900
2319	MOBILIDADE URBANA	8.300.000	0	0	0	0
Funcao						
04	ADMINISTRAÇÃO	0	113.325	113.325	113.325	113.325
15	URBANISMO	873.873.173	726.853.706	741.468.760	916.010.457	901.582.269
28	ENCARGOS ESPECIAIS	532.512.984	596.628.105	597.628.105	609.997.879	609.997.879
Subfuncao						
122	ADMINISTRAÇÃO GERAL	520.953.712	499.406.447	498.637.244	649.289.677	647.856.207
128	FORMAÇÃO DE RECURSOS HUMANOS	994.066	500.000	500.000	1.160.000	1.075.017
131	COMUNICAÇÃO SOCIAL	175.999	120.000	120.000	120.000	120.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	49.678.655	63.660.585	63.660.585	56.947.430	56.947.430
453	TRANSPORTES COLETIVOS URBANOS	302.070.740	163.279.999	178.664.256	208.606.675	195.696.940
846	OUTROS ENCARGOS ESPECIAIS	532.512.984	596.628.105	597.628.105	609.997.879	609.997.879
GND						
1	PESSOAL E ENCARGOS SOCIAIS	997.353.603	1.022.410.561	1.023.410.561	1.176.623.717	1.176.623.717
3	OUTRAS DESPESAS CORRENTES	288.491.966	291.184.574	286.883.214	332.891.269	319.678.720
4	INVESTIMENTOS	120.540.587	10.000.001	28.916.415	16.606.675	15.391.036

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.176.623.717**		**287.548.670**	**15.391.036**				**1.479.563.423**
1050			**32.130.050**					**32.130.050**
Total	**1.176.623.717**	**0**	**319.678.720**	**15.391.036**	**0**	**0**	**0**	**1.511.693.473**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56202 COMPANHIA BRASILEIRA DE TRENS URBANOS - CBTU

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**901.695.594**
	Atividade								**901.695.594**
0032 **2000**	**Administração da Unidade**	15 122							**18.566.530**
0032 2000 **0001**	Administração da Unidade - **Nacional**								18.566.530
			F	3-ODC	2	90	0	1000	18.120.033
			F	3-ODC	2	91	0	1000	446.496
			F	4-INV	2	90	0	1000	1
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	15 331							**18.443.480**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								18.443.480
			F	3-ODC	1	90	0	1000	18.443.480
0032 **20TP**	**Ativos Civis da União**	15 122							**629.176.352**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								629.176.352
			F	1-PES	1	90	0	1000	629.176.352
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	15 331							**38.503.950**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								38.503.950
			F	3-ODC	1	90	0	1000	38.503.950
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**113.325**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 2								113.325
			F	3-ODC	2	90	0	1000	113.325
0032 **2843**	**Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros**	15 453							**195.696.940**
0032 2843 **0001**	Funcionamento dos Sistemas de Transporte Ferroviário Urbano de Passageiros - **Nacional** Passageiro transportado (unidades/dia): 135.714								195.696.940
			F	3-ODC	2	90	0	1000	147.925.897
			F	3-ODC	2	90	0	1050	32.130.050
			F	3-ODC	2	91	0	1000	249.958
			F	4-INV	2	90	0	1000	15.391.035
0032 **4641**	**Publicidade de Utilidade Pública**	15 131							**120.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								120.000
			F	3-ODC	2	90	0	1000	120.000
0032 **6438**	**Capacitação de Recursos Humanos para Transportes Coletivos Urbanos**	15 128							**1.075.017**
0032 6438 **0001**	Capacitação de Recursos Humanos para Transportes Coletivos Urbanos - **Nacional** Empregado capacitado (unidade): 1.900								1.075.017
			F	3-ODC	2	90	0	1000	1.075.017
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**585.617.979**
	Operação Especial								**585.617.979**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**193.984.911**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								193.984.911
			F	1-PES	1	90	0	1000	155.814.297
			F	3-ODC	1	90	0	1000	38.170.614
0901 **00QY**	**Acordos referentes a passivos atuariais de estatais dependentes**	28 846							**390.627.636**
0901 00QY **0001**	Acordos referentes a passivos atuariais de estatais dependentes - **Nacional**								390.627.636
			F	1-PES	1	90	0	1000	390.627.636
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**1.005.432**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								1.005.432
			F	1-PES	1	90	0	1000	1.005.432
0909	**Operações Especiais: Outros Encargos Especiais**								**24.379.900**
	Operação Especial								**24.379.900**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**24.379.900**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56202 COMPANHIA BRASILEIRA DE TRENS URBANOS - CBTU

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								24.379.900
			S	3-ODC	1	90	0	1000	24.379.900
Total									**1.511.693.473**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56902 FUNDO NACIONAL DE HABITAÇÃO DE INTERESSE SOCIAL - FNHIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		455.500.649	814.856.499	755.411.235	1.310.500.000	910.890.964
Programa						
2320	MORADIA DIGNA	447.991.396	807.000.000	748.562.935	1.304.000.000	904.867.166
5602	PERIFERIA VIVA	7.509.252	7.856.499	6.848.300	6.500.000	6.023.798
Funcao						
15	URBANISMO	6.809.252	4.798.667	4.182.870	4.000.000	3.706.952
16	HABITAÇÃO	448.691.396	810.057.832	751.228.365	1.306.500.000	907.184.012
Subfuncao						
451	INFRA-ESTRUTURA URBANA	6.809.252	4.798.667	4.182.870	4.000.000	3.706.952
482	HABITAÇÃO URBANA	448.691.396	810.057.832	751.228.365	1.306.500.000	907.184.012
GND						
3	OUTRAS DESPESAS CORRENTES	856.734	7.000.000	6.644.909	4.000.000	3.706.952
4	INVESTIMENTOS	441.710.370	807.856.499	748.766.326	1.306.500.000	907.184.012
5	INVERSOES FINANCEIRAS	12.933.544	0	0	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**3.706.952**	**902.133.837**				**905.840.789**
1050				**3.351.882**				**3.351.882**
1085				**1.698.293**				**1.698.293**
Total	**0**	**0**	**3.706.952**	**907.184.012**	**0**	**0**	**0**	**910.890.964**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 56000 MINISTÉRIO DAS CIDADES

Unidade: 56902 FUNDO NACIONAL DE HABITAÇÃO DE INTERESSE SOCIAL - FNHIS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2320			**Moradia Digna**								**904.867.166**
			Atividade								**3.706.952**
2320	**8873**		**Apoio ao fortalecimento Institucional dos agentes integrantes do Sistema Nacional de Habitação de Interesse Social - SNHIS**	16 482							**3.706.952**
2320	8873	**0001**	Apoio ao fortalecimento Institucional dos agentes integrantes do Sistema Nacional de Habitação de Interesse Social - SNHIS - **Nacional**								3.706.952
			Projeto apoiado (unidade): 3		F	3-ODC	3	90	0	1000	3.706.952
			Operação Especial								**901.160.214**
2320	**00TI**		**Apoio à produção habitacional de interesse social**	16 482							**901.160.214**
2320	00TI	**0001**	Apoio à produção habitacional de interesse social - **Nacional**								900.760.114
			Projeto apoiado (unidade): 39.317		F	4-INV	3	40	0	1000	895.708.939
					F	4-INV	3	40	0	1050	3.351.882
					F	4-INV	3	40	0	1085	1.698.293
					F	4-INV	3	90	0	1000	1.000
2320	00TI	**0031**	Apoio à produção habitacional de interesse social - **No Estado de Minas Gerais**								400.000
			Projeto apoiado (unidade): 20		F	4-INV	6	99	0	1000	400.000
2320	00TI	**0035**	Apoio à produção habitacional de interesse social - **No Estado de São Paulo**								100
			Projeto apoiado (unidade): 10		F	4-INV	6	99	0	1000	100
5602			**Periferia Viva**								**6.023.798**
			Operação Especial								**6.023.798**
5602	**00TH**		**Apoio à urbanização de favelas por meio do Fundo Nacional de Habitação de Interesse Social**	15 451							**3.706.952**
5602	00TH	**0001**	Apoio à urbanização de favelas por meio do Fundo Nacional de Habitação de Interesse Social - **Nacional**								3.706.952
			Intervenção apoiada (unidade): 22		F	4-INV	3	40	0	1000	3.706.952
5602	**00TJ**		**Apoio à melhoria habitacional**	16 482							**2.316.846**
5602	00TJ	**0001**	Apoio à melhoria habitacional - **Nacional**								2.316.846
			Intervenção apoiada (unidade): 75		F	4-INV	3	40	0	1000	2.316.846
Total											**910.890.964**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 58000 MINISTÉRIO DA PESCA E AQUICULTURA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.244.425.254	257.045.531	273.271.098	262.338.622	270.004.272
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	109.903.804	157.065.899	150.886.005	174.138.341	164.494.366
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
5801	PESCA E AQUICULTURA SUSTENTÁVEIS	1.134.521.450	99.966.632	122.372.093	88.173.160	105.482.785
Funcao						
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	979.197	979.197
20	AGRICULTURA	1.244.425.254	256.932.531	273.158.098	261.332.304	268.997.954
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	102.102.516	136.949.837	131.523.329	157.588.269	148.692.153
131	COMUNICAÇÃO SOCIAL	3.890.100	16.519.560	15.766.174	10.208.000	9.460.141
211	RELAÇÕES DIPLOMÁTICAS	500.827	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	979.197	979.197
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	974.170.599	2.624.397	2.624.397	2.881.863	2.881.863
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	162.845.396	99.966.632	122.372.093	88.173.160	105.482.785
846	OUTROS ENCARGOS ESPECIAIS	915.816	885.105	885.105	2.508.133	2.508.133
UO						
58101	MINISTÉRIO DA PESCA E AQUICULTURA- ADMINISTRAÇÃO DIRETA	1.244.425.254	257.045.531	273.271.098	262.338.622	270.004.272
GND						
1	PESSOAL E ENCARGOS SOCIAIS	24.956.285	27.934.942	27.934.942	43.468.951	43.468.951
3	OUTRAS DESPESAS CORRENTES	1.138.459.624	212.110.589	217.875.794	198.369.671	195.918.309
4	INVESTIMENTOS	81.009.345	17.000.000	27.460.362	20.500.000	30.617.012

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**42.489.754**		**181.074.829**	**30.617.012**				**254.181.595**
1050			**27.933**					**27.933**
1052			**14.815.547**					**14.815.547**
1056	**979.197**							**979.197**
Total	**43.468.951**	**0**	**195.918.309**	**30.617.012**	**0**	**0**	**0**	**270.004.272**

Órgão: 58000 MINISTÉRIO DA PESCA E AQUICULTURA

Unidade: 58101 MINISTÉRIO DA PESCA E AQUICULTURA- ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.244.425.254	257.045.531	273.271.098	262.338.622	270.004.272
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	109.903.804	157.065.899	150.886.005	174.138.341	164.494.366
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
5801	PESCA E AQUICULTURA SUSTENTÁVEIS	1.134.521.450	99.966.632	122.372.093	88.173.160	105.482.785
Funcao						
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	979.197	979.197
20	AGRICULTURA	1.244.425.254	256.932.531	273.158.098	261.332.304	268.997.954
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	102.102.516	136.949.837	131.523.329	157.588.269	148.692.153
131	COMUNICAÇÃO SOCIAL	3.890.100	16.519.560	15.766.174	10.208.000	9.460.141
211	RELAÇÕES DIPLOMÁTICAS	500.827	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	979.197	979.197
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	974.170.599	2.624.397	2.624.397	2.881.863	2.881.863
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	162.845.396	99.966.632	122.372.093	88.173.160	105.482.785
846	OUTROS ENCARGOS ESPECIAIS	915.816	885.105	885.105	2.508.133	2.508.133
GND						
1	PESSOAL E ENCARGOS SOCIAIS	24.956.285	27.934.942	27.934.942	43.468.951	43.468.951
3	OUTRAS DESPESAS CORRENTES	1.138.459.624	212.110.589	217.875.794	198.369.671	195.918.309
4	INVESTIMENTOS	81.009.345	17.000.000	27.460.362	20.500.000	30.617.012

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**42.489.754**		**181.074.829**	**30.617.012**				**254.181.595**
1050			**27.933**					**27.933**
1052			**14.815.547**					**14.815.547**
1056	**979.197**							**979.197**
Total	**43.468.951**	**0**	**195.918.309**	**30.617.012**	**0**	**0**	**0**	**270.004.272**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 58000 MINISTÉRIO DA PESCA E AQUICULTURA

Unidade: 58101 MINISTÉRIO DA PESCA E AQUICULTURA- ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**164.494.366**
	Atividade								**161.034.157**
0032 **2000**	**Administração da Unidade**	20 122							**108.710.532**
0032 2000 **0001**	Administração da Unidade - **Nacional**								108.710.532
			F	3-ODC	2	90	0	1000	101.087.379
			F	3-ODC	2	90	0	1050	27.933
			F	4-INV	2	90	0	1000	7.595.220
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**267.648**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								267.648
			F	3-ODC	1	90	0	1000	267.648
0032 **20TP**	**Ativos Civis da União**	20 122							**39.981.621**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								39.981.621
			F	1-PES	1	90	0	1000	39.981.621
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	20 331							**2.614.215**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								2.614.215
			F	3-ODC	1	90	0	1000	2.614.215
0032 **4641**	**Publicidade de Utilidade Pública**	20 131							**9.460.141**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								9.460.141
			F	3-ODC	2	90	0	1000	9.460.141
	Operação Especial								**3.460.209**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**979.197**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								979.197
			S	1-PES	1	90	0	1056	979.197
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	20 846							**2.481.012**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								2.481.012
			F	1-PES	0	91	0	1000	2.481.012
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
5801	**Pesca e Aquicultura Sustentáveis**								**105.482.785**
	Atividade								**104.092.677**
5801 **20Y0**	**Desenvolvimento da Aquicultura**	20 608							**30.073.641**
5801 20Y0 **0001**	Desenvolvimento da Aquicultura - **Nacional**								28.521.618
	Serviço prestado (unidade): 150		F	3-ODC	2	90	0	1000	15.835.421
			F	3-ODC	2	90	0	1052	5.000.000
			F	4-INV	2	90	0	1000	7.686.197
5801 20Y0 **0012**	Desenvolvimento da Aquicultura - **No Estado do Acre**								2.000
	Serviço prestado (unidade): 1		F	3-ODC	6	99	0	1000	1.000
			F	4-INV	6	99	0	1000	1.000
5801 20Y0 **0020**	Desenvolvimento da Aquicultura - **Na Região Nordeste**								300.000
	Serviço prestado (unidade): 1		F	3-ODC	6	50	0	1000	300.000

Poder Executivo

Órgão: 58000 MINISTÉRIO DA PESCA E AQUICULTURA

Unidade: 58101 MINISTÉRIO DA PESCA E AQUICULTURA- ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5801	20Y0	**0024**	Desenvolvimento da Aquicultura - **No Estado do Rio Grande do Norte**								100.022
			Serviço prestado (unidade): 1		F	3-ODC	6	50	0	1000	100.022
5801	20Y0	**0029**	Desenvolvimento da Aquicultura - **No Estado da Bahia**								500.000
			Serviço prestado (unidade): 2		F	4-INV	6	99	0	1000	500.000
5801	20Y0	**0031**	Desenvolvimento da Aquicultura - **No Estado de Minas Gerais**								200.001
			Serviço prestado (unidade): 3		F	3-ODC	6	50	0	1000	200.000
					F	4-INV	6	99	0	1000	1
5801	20Y0	**0042**	Desenvolvimento da Aquicultura - **No Estado de Santa Catarina**								200.000
			Serviço prestado (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5801	20Y0	**7003**	Desenvolvimento da Aquicultura - **Associação Brasileira de Criadores de Camarão - ABCC - No Estado do Rio Grande do Norte**								250.000
			Serviço prestado (unidade): 1		F	3-ODC	6	50	0	1000	250.000
5801	**20Y1**		**Desenvolvimento Sustentável da Pesca Artesanal**	20 608							**26.070.644**
5801	20Y1	**0001**	Desenvolvimento Sustentável da Pesca Artesanal - **Nacional**								19.531.618
			Atividade realizada (unidade): 226		F	3-ODC	2	90	0	1000	10.835.421
					F	3-ODC	2	90	0	1052	5.000.000
					F	3-ODC	6	99	0	1000	610.000
					F	4-INV	2	90	0	1000	2.686.197
					F	4-INV	6	99	0	1000	400.000
5801	20Y1	**0013**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado do Amazonas**								2.226.003
			Atividade realizada (unidade): 62		F	4-INV	6	99	0	1000	2.226.003
5801	20Y1	**0024**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado do Rio Grande do Norte**								1.250.022
			Atividade realizada (unidade): 12		F	3-ODC	6	50	0	1000	100.022
					F	3-ODC	6	99	0	1000	1.000.000
					F	4-INV	6	50	0	1000	150.000
5801	20Y1	**0027**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado de Alagoas**								312.000
			Atividade realizada (unidade): 10		F	3-ODC	6	99	0	1000	112.000
					F	4-INV	6	99	0	1000	200.000
5801	20Y1	**0028**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado de Sergipe**								1.000.000
			Atividade realizada (unidade): 7		F	4-INV	6	99	0	1000	1.000.000
5801	20Y1	**0032**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado do Espírito Santo**								1.000.000
			Atividade realizada (unidade): 5		F	3-ODC	6	99	0	1000	1.000.000
5801	20Y1	**0033**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado do Rio de Janeiro**								500.000
			Atividade realizada (unidade): 5		F	4-INV	6	40	0	1000	500.000
5801	20Y1	**0041**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado do Paraná**								1.000
			Atividade realizada (unidade): 1		F	3-ODC	6	99	0	1000	1.000
5801	20Y1	**0042**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado de Santa Catarina**								1
			Atividade realizada (unidade): 0		F	3-ODC	6	99	0	1000	1
5801	20Y1	**0043**	Desenvolvimento Sustentável da Pesca Artesanal - **No Estado do Rio Grande do Sul**								250.000
			Atividade realizada (unidade): 1		F	3-ODC	6	90	0	1000	250.000
5801	**20Y2**		**Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira**	20 608							**20.708.104**
5801	20Y2	**0001**	Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira - **Nacional**								18.508.104
			Dado coletado (unidade): 1		F	3-ODC	2	90	0	1000	11.006.360
					F	3-ODC	2	90	0	1052	4.815.547
					F	4-INV	2	90	0	1000	2.686.197
5801	20Y2	**0028**	Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira - **No Estado de Sergipe**								1.000.000
			Dado coletado (unidade): 10		F	3-ODC	6	99	0	1000	500.000
					F	4-INV	6	99	0	1000	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 58000 MINISTÉRIO DA PESCA E AQUICULTURA

Unidade: 58101 MINISTÉRIO DA PESCA E AQUICULTURA- ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5801 20Y2 **0029**	Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira - **No Estado da Bahia** Dado coletado (unidade): 1								1.000.000
			F	3-ODC	6	90	0	1000	500.000
			F	4-INV	6	90	0	1000	500.000
5801 20Y2 **0033**	Registro, Monitoramento, Pesquisa e Estatística da atividade pesqueira - **No Estado do Rio de Janeiro** Dado coletado (unidade): 1								200.000
			F	4-INV	6	99	0	1000	200.000
5801 **213F**	**Funcionamento dos Terminais Pesqueiros Públicos de Propriedade e Administração da União**	20 608							**6.399.274**
5801 213F **0001**	Funcionamento dos Terminais Pesqueiros Públicos de Propriedade e Administração da União - **Nacional** Terminal mantido (unidade): 4								6.399.274
			F	3-ODC	2	90	0	1000	6.399.274
5801 **21GE**	**Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva**	20 608							**19.655.307**
5801 21GE **0001**	Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva - **Nacional** Serviço prestado (unidade): 144								18.155.307
			F	3-ODC	2	90	0	1000	15.469.110
			F	4-INV	2	90	0	1000	2.686.197
5801 21GE **0014**	Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva - **No Estado de Roraima** Serviço prestado (unidade): 1								700.000
			F	4-INV	6	99	0	1000	700.000
5801 21GE **0031**	Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva - **No Estado de Minas Gerais** Serviço prestado (unidade): 2								400.000
			F	3-ODC	6	99	0	1000	400.000
5801 21GE **0033**	Fomento ao Desenvolvimento da Cadeia da Indústria do Pescado e da Pesca Industrial, Ornamental, Amadora e Esportiva - **No Estado do Rio de Janeiro** Serviço prestado (unidade): 1								400.000
			F	4-INV	6	50	0	1000	400.000
5801 **21HO**	**Apoio e Desenvolvimento da Participação Social e Manutenção de Colegiados**	20 608							**1.185.707**
5801 21HO **0001**	Apoio e Desenvolvimento da Participação Social e Manutenção de Colegiados - **Nacional** Serviço prestado (unidade): 57								985.707
			F	3-ODC	2	90	0	1000	985.707
5801 21HO **0024**	Apoio e Desenvolvimento da Participação Social e Manutenção de Colegiados - **No Estado do Rio Grande do Norte** Serviço prestado (unidade): 10								200.000
			F	3-ODC	6	99	0	1000	200.000
	Operação Especial								**1.390.108**
5801 **0080**	**Subvenção Econômica ao Preço do Óleo Diesel de Embarcações Pesqueiras (Lei nº 9.445, de 1997)**	20 608							**1.390.108**
5801 0080 **0001**	Subvenção Econômica ao Preço do Óleo Diesel de Embarcações Pesqueiras (Lei nº 9.445, de 1997) - **Nacional** Óleo diesel subvencionado (l): 41.666.666								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
Total									**270.004.272**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 60000 GABINETE DA VICE-PRESIDÊNCIA DA REPÚBLICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	14.925.179	14.590.796
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	0	0	14.898.058	14.563.675
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	0	0	27.121	27.121
Funcao						
04	ADMINISTRAÇÃO	0	0	0	14.883.937	14.549.554
09	PREVIDÊNCIA SOCIAL	0	0	0	14.121	14.121
28	ENCARGOS ESPECIAIS	0	0	0	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	14.436.636	14.102.253
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	0	0	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	0	0	434.301	434.301
846	OUTROS ENCARGOS ESPECIAIS	0	0	0	40.121	40.121
UO						
60101	GABINETE DA VICE-PRESIDÊNCIA DA REPÚBLICA	0	0	0	14.925.179	14.590.796
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	0	0	9.592.501	9.592.501
3	OUTRAS DESPESAS CORRENTES	0	0	0	5.232.198	4.897.815
4	INVESTIMENTOS	0	0	0	100.480	100.480

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**9.578.380**		**4.897.815**	**100.480**				**14.576.675**
1056	**14.121**							**14.121**
Total	**9.592.501**	**0**	**4.897.815**	**100.480**	**0**	**0**	**0**	**14.590.796**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 60000 GABINETE DA VICE-PRESIDÊNCIA DA REPÚBLICA

Unidade: 60101 GABINETE DA VICE-PRESIDÊNCIA DA REPÚBLICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		12.529.140	16.534.456	16.292.604	14.925.179	14.590.796
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	12.529.140	16.521.456	16.279.604	14.898.058	14.563.675
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
Funcao						
04	ADMINISTRAÇÃO	12.529.140	16.508.405	16.266.553	14.883.937	14.549.554
09	PREVIDÊNCIA SOCIAL	0	13.051	13.051	14.121	14.121
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	12.166.915	13.806.494	13.564.642	14.436.636	14.102.253
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	13.051	13.051	14.121	14.121
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	362.225	363.567	363.567	434.301	434.301
846	OUTROS ENCARGOS ESPECIAIS	0	2.351.344	2.351.344	40.121	40.121
GND						
1	PESSOAL E ENCARGOS SOCIAIS	7.587.180	10.735.902	10.735.902	9.592.501	9.592.501
3	OUTRAS DESPESAS CORRENTES	4.937.502	5.513.554	5.271.702	5.232.198	4.897.815
4	INVESTIMENTOS	4.458	285.000	285.000	100.480	100.480

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**9.578.380**		**4.897.815**	**100.480**				**14.576.675**
1056	**14.121**							**14.121**
Total	**9.592.501**	**0**	**4.897.815**	**100.480**	**0**	**0**	**0**	**14.590.796**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 60000 GABINETE DA VICE-PRESIDÊNCIA DA REPÚBLICA

Unidade: 60101 GABINETE DA VICE-PRESIDÊNCIA DA REPÚBLICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**14.563.675**
	Atividade								**14.536.554**
0032 **2000**	**Administração da Unidade**	04 122							**4.331.994**
0032 2000 **0001**	Administração da Unidade - **Nacional**								4.331.994
			F	3-ODC	2	90	0	1000	4.229.832
			F	3-ODC	2	91	0	1000	1.682
			F	4-INV	2	90	0	1000	100.480
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**59.460**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								59.460
			F	3-ODC	1	90	0	1000	59.460
0032 **20TP**	**Ativos Civis da União**	04 122							**8.981.279**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								8.981.279
			F	1-PES	1	90	0	1000	8.981.279
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**374.841**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								374.841
			F	3-ODC	1	90	0	1000	374.841
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**232.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 4								232.000
			F	3-ODC	2	90	0	1000	232.000
0032 **2867**	**Ativos Militares da União**	04 122							**556.980**
0032 2867 **0001**	Ativos Militares da União - **Nacional**								556.980
			F	1-PES	1	90	0	1000	556.980
	Operação Especial								**27.121**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.121**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								14.121
			S	1-PES	1	90	0	1056	14.121
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**13.000**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								13.000
			F	1-PES	0	91	0	1000	13.000
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
Total									**14.590.796**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 63000 ADVOCACIA-GERAL DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.565.078.269	4.637.000.421	4.642.856.825	5.143.025.799	5.166.156.005
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	4.042.117.118	4.071.004.993	4.070.724.698	4.574.566.416	4.574.356.287
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	3.295.015	3.826.624	3.826.624	6.387.833	6.387.833
4105	DEFESA DA DEMOCRACIA E SEGURANÇA JURÍDICA PARA INOVAÇÃO EM POLÍTICAS PÚBLICAS	519.666.136	562.168.804	568.305.503	562.071.550	585.411.885
Funcao						
03	ESSENCIAL À JUSTIÇA	1.019.330.039	1.072.595.452	1.078.510.159	3.986.801.932	4.009.989.047
04	ADMINISTRAÇÃO	2.544.718.302	2.565.683.548	2.565.625.245	1.300.000	1.243.091
09	PREVIDÊNCIA SOCIAL	997.734.913	994.894.797	994.894.797	1.148.536.034	1.148.536.034
28	ENCARGOS ESPECIAIS	3.295.015	3.826.624	3.826.624	6.387.833	6.387.833
Subfuncao						
092	REPRESENTAÇÃO JUDICIAL E EXTRAJUDICIAL	519.666.136	555.478.232	561.410.921	561.071.550	584.426.178
122	ADMINISTRAÇÃO GERAL	2.547.773.909	2.576.874.120	2.576.797.835	2.889.242.925	2.889.018.503
211	RELAÇÕES DIPLOMÁTICAS	0	1.000	1.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	997.734.913	994.894.797	994.894.797	1.148.536.034	1.148.536.034
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	140.454.320	161.809.499	161.809.499	148.230.194	148.230.194
846	OUTROS ENCARGOS ESPECIAIS	359.448.991	347.942.773	347.942.773	395.945.096	395.945.096
UO						
63101	ADVOCACIA-GERAL DA UNIÃO	4.565.078.269	4.637.000.421	4.642.856.825	5.143.025.799	5.166.156.005
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.900.666.658	3.907.338.237	3.907.338.237	4.427.924.055	4.427.924.055
3	OUTRAS DESPESAS CORRENTES	653.579.374	693.062.184	695.120.229	712.628.173	733.937.180
4	INVESTIMENTOS	10.832.237	36.600.000	40.398.359	2.473.571	4.294.770

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**3.279.388.021**		**733.937.180**	**4.294.770**				**4.017.619.971**
1002	**395.934.146**							**395.934.146**
1056	**752.601.888**							**752.601.888**
Total	**4.427.924.055**	**0**	**733.937.180**	**4.294.770**	**0**	**0**	**0**	**5.166.156.005**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 63000 ADVOCACIA-GERAL DA UNIÃO

Unidade: 63101 ADVOCACIA-GERAL DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.565.078.269	4.637.000.421	4.642.856.825	5.143.025.799	5.166.156.005
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	4.042.117.118	4.071.004.993	4.070.724.698	4.574.566.416	4.574.356.287
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	3.295.015	3.826.624	3.826.624	6.387.833	6.387.833
4105	DEFESA DA DEMOCRACIA E SEGURANÇA JURÍDICA PARA INOVAÇÃO EM POLÍTICAS PÚBLICAS	519.666.136	562.168.804	568.305.503	562.071.550	585.411.885
Funcao						
03	ESSENCIAL À JUSTIÇA	1.019.330.039	1.072.595.452	1.078.510.159	3.986.801.932	4.009.989.047
04	ADMINISTRAÇÃO	2.544.718.302	2.565.683.548	2.565.625.245	1.300.000	1.243.091
09	PREVIDÊNCIA SOCIAL	997.734.913	994.894.797	994.894.797	1.148.536.034	1.148.536.034
28	ENCARGOS ESPECIAIS	3.295.015	3.826.624	3.826.624	6.387.833	6.387.833
Subfuncao						
092	REPRESENTAÇÃO JUDICIAL E EXTRAJUDICIAL	519.666.136	555.478.232	561.410.921	561.071.550	584.426.178
122	ADMINISTRAÇÃO GERAL	2.547.773.909	2.576.874.120	2.576.797.835	2.889.242.925	2.889.018.503
211	RELAÇÕES DIPLOMÁTICAS	0	1.000	1.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	997.734.913	994.894.797	994.894.797	1.148.536.034	1.148.536.034
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	140.454.320	161.809.499	161.809.499	148.230.194	148.230.194
846	OUTROS ENCARGOS ESPECIAIS	359.448.991	347.942.773	347.942.773	395.945.096	395.945.096
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.900.666.658	3.907.338.237	3.907.338.237	4.427.924.055	4.427.924.055
3	OUTRAS DESPESAS CORRENTES	653.579.374	693.062.184	695.120.229	712.628.173	733.937.180
4	INVESTIMENTOS	10.832.237	36.600.000	40.398.359	2.473.571	4.294.770

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**3.279.388.021**		**733.937.180**	**4.294.770**				**4.017.619.971**
1002	**395.934.146**							**395.934.146**
1056	**752.601.888**							**752.601.888**
Total	**4.427.924.055**	**0**	**733.937.180**	**4.294.770**	**0**	**0**	**0**	**5.166.156.005**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 63000 ADVOCACIA-GERAL DA UNIÃO

Unidade: 63101 ADVOCACIA-GERAL DA UNIÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.574.356.287**
	Atividade								**3.036.262.990**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**28.066.548**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								28.066.548
			F	3-ODC	1	90	0	1000	28.066.548
0032 **20TP**	**Ativos Civis da União**	03 122							**2.883.442.925**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								2.883.442.925
			F	1-PES	1	90	0	1000	2.883.442.925
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	03 331							**120.163.646**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								120.163.646
			F	3-ODC	1	90	0	1000	120.163.646
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**1.243.091**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.243.091
	Agente público beneficiado (unidade): 44		F	3-ODC	2	90	0	1000	1.243.091
0032 **218Y**	**Despesas Judiciais da União, de suas Autarquias e Fundações Públicas**	03 122							**3.346.780**
0032 218Y **0001**	Despesas Judiciais da União, de suas Autarquias e Fundações Públicas - **Nacional**								3.346.780
	Serviço prestado (unidade): 11.435		F	3-ODC	2	90	0	1000	3.346.780
	Operação Especial								**1.538.093.297**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.148.536.034**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								1.148.536.034
			S	1-PES	1	90	0	1002	395.934.146
			S	1-PES	1	90	0	1056	752.601.888
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	03 846							**389.557.263**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								389.557.263
			F	1-PES	0	91	0	1000	389.557.263
0909	**Operações Especiais: Outros Encargos Especiais**								**6.387.833**
	Operação Especial								**6.387.833**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**6.374.833**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								6.374.833
			F	1-PES	1	90	0	1000	6.374.833
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
4105	**Defesa da Democracia e Segurança Jurídica para Inovação em Políticas Públicas**								**585.411.885**
	Atividade								**584.426.178**
4105 **2674**	**Representação Judicial e Extrajudicial da União e suas Autarquias e Fundações Federais**	03 092							**584.426.178**
4105 2674 **0001**	Representação Judicial e Extrajudicial da União e suas Autarquias e Fundações Federais - **Nacional**								578.649.063
	Processo judicial analisado (unidade): 23.661.721		F	3-ODC	2	90	0	1000	574.790.832
			F	3-ODC	2	91	0	1000	249.168
			F	3-ODC	6	90	0	1000	300.000
			F	4-INV	2	90	0	1000	2.609.063
			F	4-INV	6	90	0	1000	700.000
4105 2674 **0002**	Representação Judicial e Extrajudicial da União e suas Autarquias e Fundações Federais - **Exterior**								5.777.115
	Processo judicial analisado (unidade): 6		F	3-ODC	2	90	0	1000	5.777.115
	Projeto								**985.707**
4105 **162I**	**Construção de Edifício-Sede da AGU em Fortaleza - CE**	03 122							**985.707**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 63000 ADVOCACIA-GERAL DA UNIÃO

Unidade: 63101 ADVOCACIA-GERAL DA UNIÃO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
4105	162I	**1048**	Construção de Edifício-Sede da AGU em Fortaleza - CE - **No Município de Fortaleza - CE**								985.707
			Obra concluída (% de execução física): 1		F	4-INV	2	90	0	1000	985.707
Total											**5.166.156.005**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 65000 MINISTÉRIO DAS MULHERES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		308.679.618	240.592.544	370.538.893	255.193.756	382.374.116
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	76.276.397	96.831.036	93.144.526	86.408.702	81.951.685
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
5661	IGUALDADE DE DECISÃO E PODER PARA MULHERES	16.286.010	41.585.204	57.683.729	31.600.000	41.378.869
5662	MULHER VIVER SEM VIOLÊNCIA	102.953.249	85.237.930	116.574.412	115.172.054	167.444.312
5663	AUTONOMIA ECONÔMICA DAS MULHERES	113.163.962	16.925.374	103.123.226	22.000.000	91.586.250
Funcao						
04	ADMINISTRAÇÃO	0	6.897.739	6.557.462	0	0
09	PREVIDÊNCIA SOCIAL	12.999	56.553	56.553	0	0
14	DIREITOS DA CIDADANIA	308.666.620	233.625.252	363.911.878	255.180.756	382.361.116
28	ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	55.121.068	83.345.486	80.250.957	75.735.757	71.938.098
131	COMUNICAÇÃO SOCIAL	13.740.764	10.000.000	9.506.682	9.000.000	8.340.642
211	RELAÇÕES DIPLOMÁTICAS	5.826.879	2.000.000	1.901.337	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	12.999	56.553	56.553	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.464.958	1.146.273	1.146.273	1.659.945	1.659.945
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	232.403.221	143.748.508	277.381.367	168.772.054	300.409.431
846	OUTROS ENCARGOS ESPECIAIS	109.730	295.724	295.724	26.000	26.000
UO						
65101	MINISTÉRIO DAS MULHERES - ADMINISTRAÇÃO DIRETA	308.679.618	240.592.544	370.538.893	255.193.756	382.374.116
GND						
1	PESSOAL E ENCARGOS SOCIAIS	17.786.848	20.968.915	20.968.915	23.925.109	23.925.109
3	OUTRAS DESPESAS CORRENTES	233.103.375	164.993.629	267.351.808	169.296.593	266.068.184
4	INVESTIMENTOS	57.789.395	54.630.000	82.218.170	61.972.054	92.380.823

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**23.925.109**		**266.068.184**	**92.380.823**				**382.374.116**
Total	**23.925.109**	**0**	**266.068.184**	**92.380.823**	**0**	**0**	**0**	**382.374.116**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 65000 MINISTÉRIO DAS MULHERES

Unidade: 65101 MINISTÉRIO DAS MULHERES - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		308.679.618	240.592.544	370.538.893	255.193.756	382.374.116
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	76.276.397	96.831.036	93.144.526	86.408.702	81.951.685
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
5661	IGUALDADE DE DECISÃO E PODER PARA MULHERES	16.286.010	41.585.204	57.683.729	31.600.000	41.378.869
5662	MULHER VIVER SEM VIOLÊNCIA	102.953.249	85.237.930	116.574.412	115.172.054	167.444.312
5663	AUTONOMIA ECONÔMICA DAS MULHERES	113.163.962	16.925.374	103.123.226	22.000.000	91.586.250
Funcao						
04	ADMINISTRAÇÃO	0	6.897.739	6.557.462	0	0
09	PREVIDÊNCIA SOCIAL	12.999	56.553	56.553	0	0
14	DIREITOS DA CIDADANIA	308.666.620	233.625.252	363.911.878	255.180.756	382.361.116
28	ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	55.121.068	83.345.486	80.250.957	75.735.757	71.938.098
131	COMUNICAÇÃO SOCIAL	13.740.764	10.000.000	9.506.682	9.000.000	8.340.642
211	RELAÇÕES DIPLOMÁTICAS	5.826.879	2.000.000	1.901.337	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	12.999	56.553	56.553	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.464.958	1.146.273	1.146.273	1.659.945	1.659.945
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	232.403.221	143.748.508	277.381.367	168.772.054	300.409.431
846	OUTROS ENCARGOS ESPECIAIS	109.730	295.724	295.724	26.000	26.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	17.786.848	20.968.915	20.968.915	23.925.109	23.925.109
3	OUTRAS DESPESAS CORRENTES	233.103.375	164.993.629	267.351.808	169.296.593	266.068.184
4	INVESTIMENTOS	57.789.395	54.630.000	82.218.170	61.972.054	92.380.823

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**23.925.109**		**266.068.184**	**92.380.823**				**382.374.116**
Total	**23.925.109**	**0**	**266.068.184**	**92.380.823**	**0**	**0**	**0**	**382.374.116**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 65000 MINISTÉRIO DAS MULHERES

Unidade: 65101 MINISTÉRIO DAS MULHERES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**81.951.685**
	Atividade								**81.938.685**
0032 **2000**	**Administração da Unidade**	14 122							**46.648.881**
0032 2000 **0001**	Administração da Unidade - **Nacional**								46.648.881
			F	3-ODC	2	90	0	1000	44.332.035
			F	4-INV	2	90	0	1000	2.316.846
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**186.144**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								186.144
			F	3-ODC	1	90	0	1000	186.144
0032 **20TP**	**Ativos Civis da União**	14 122							**23.899.109**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								23.899.109
			F	1-PES	1	90	0	1000	23.899.109
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**1.473.801**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.473.801
			F	3-ODC	1	90	0	1000	1.473.801
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	14 122							**1.390.108**
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal** Agente público beneficiado (unidade): 30								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
0032 **4641**	**Publicidade de Utilidade Pública**	14 131							**8.340.642**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								8.340.642
			F	3-ODC	2	90	0	1000	8.340.642
	Operação Especial								**13.000**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**13.000**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								13.000
			F	1-PES	0	91	0	1000	13.000
0909	**Operações Especiais: Outros Encargos Especiais**								**13.000**
	Operação Especial								**13.000**
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
5661	**Igualdade de Decisão e Poder para Mulheres**								**41.378.869**
	Atividade								**41.378.869**
5661 **21GF**	**Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão**	14 422							**39.896.087**
5661 21GF **0001**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **Nacional** Iniciativa apoiada (unidade): 91								32.820.077
			F	3-ODC	2	40	0	1000	985.707
			F	3-ODC	2	50	0	1000	18.534.759
			F	3-ODC	2	90	0	1000	9.013.904
			F	3-ODC	6	99	0	1000	1.800.000
			F	4-INV	2	40	0	1000	985.707
			F	4-INV	2	90	0	1000	1.500.000
5661 21GF **0026**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado de Pernambuco** Iniciativa apoiada (unidade): 7								3.200.000
			F	3-ODC	6	50	0	1000	3.000.000
			F	3-ODC	6	99	0	1000	200.000
5661 21GF **0032**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado do Espírito Santo** Iniciativa apoiada (unidade): 2								400.000
			F	3-ODC	6	99	0	1000	400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 65000 MINISTÉRIO DAS MULHERES

Unidade: 65101 MINISTÉRIO DAS MULHERES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5661 21GF **0033**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado do Rio de Janeiro**								7
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	7
5661 21GF **0035**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado de São Paulo**								1.876.003
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	1.876.003
5661 21GF **0041**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado do Paraná**								200.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5661 21GF **0043**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado do Rio Grande do Sul**								800.000
	Iniciativa apoiada (unidade): 2		F	3-ODC	6	50	0	1000	800.000
5661 21GF **0052**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Estado de Goiás**								400.000
	Iniciativa apoiada (unidade): 4		F	4-INV	6	99	0	1000	400.000
5661 21GF **0053**	Fomento à Participação Efetiva das Mulheres nos Espaços de Poder e Decisão - **No Distrito Federal**								200.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5661 **21GH**	**Funcionamento do Conselho Nacional dos Direitos da Mulher**	14 422							**1.482.782**
5661 21GH **0001**	Funcionamento do Conselho Nacional dos Direitos da Mulher - **Nacional**								1.482.782
	Atividade realizada (unidade): 9		F	3-ODC	2	90	0	1000	1.482.782
5662	**Mulher Viver sem Violência**								**167.444.312**
	Atividade								**85.534.154**
5662 **21GI**	**Apoio ao Funcionamento e Execução dos Serviços da Central de Atendimento à Mulher (Ligue 180)**	14 422							**30.582.352**
5662 21GI **0001**	Apoio ao Funcionamento e Execução dos Serviços da Central de Atendimento à Mulher (Ligue 180) - **Nacional**								30.582.352
	Atendimento realizado (unidade): 575.000		F	3-ODC	2	90	0	1000	30.582.352
5662 **21GJ**	**Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres**	14 422							**54.951.802**
5662 21GJ **0001**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **Nacional**								47.491.802
	Iniciativa apoiada (unidade): 7		F	3-ODC	2	30	0	1000	1.020.000
			F	3-ODC	2	40	0	1000	1.020.000
			F	3-ODC	2	90	0	1000	26.871.604
			F	3-ODC	6	99	0	1000	1.650.000
			F	4-INV	2	30	0	1000	2.040.000
			F	4-INV	2	90	0	1000	14.890.198
5662 21GJ **0023**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **No Estado do Ceará**								1.110.000
	Iniciativa apoiada (unidade): 2		F	3-ODC	6	50	0	1000	1.110.000
5662 21GJ **0031**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **No Estado de Minas Gerais**								1.500.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	1.500.000
5662 21GJ **0035**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **No Estado de São Paulo**								2.350.000
	Iniciativa apoiada (unidade): 14		F	3-ODC	6	99	0	1000	2.350.000
5662 21GJ **0041**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **No Estado do Paraná**								400.000
	Iniciativa apoiada (unidade): 10		F	4-INV	6	99	0	1000	400.000
5662 21GJ **0043**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **No Estado do Rio Grande do Sul**								1.400.000
	Iniciativa apoiada (unidade): 8		F	3-ODC	6	50	0	1000	1.400.000
5662 21GJ **0053**	Apoio às Iniciativas de Prevenção, Acesso à Justiça e Enfrentamento à Violência Contra as Mulheres - **No Distrito Federal**								700.000
	Iniciativa apoiada (unidade): 5		F	3-ODC	6	99	0	1000	700.000
	Operação Especial								**81.910.158**
5662 **00SN**	**Apoio à Implementação de Casas da Mulher Brasileira e de Centros de Referência da Mulher Brasileira**	14 422							**81.910.158**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 65000 MINISTÉRIO DAS MULHERES

Unidade: 65101 MINISTÉRIO DAS MULHERES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5662 00SN **0001**	Apoio à Implementação de Casas da Mulher Brasileira e de Centros de Referência da Mulher Brasileira - **Nacional** Unidade implementada (unidade): 6								80.410.158
			F	3-ODC	2	30	0	1000	3.892.300
			F	3-ODC	2	90	0	1000	17.500.000
			F	4-INV	2	30	0	1000	41.517.858
			F	4-INV	2	90	0	1000	17.500.000
5662 00SN **0043**	Apoio à Implementação de Casas da Mulher Brasileira e de Centros de Referência da Mulher Brasileira - **No Estado do Rio Grande do Sul** Unidade implementada (unidade): 1								1.500.000
			F	3-ODC	6	99	0	1000	1.500.000
5663	**Autonomia Econômica das Mulheres**								**91.586.250**
	Atividade								**91.586.250**
5663 **21GG**	**Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres**	14 422							**91.586.250**
5663 21GG **0001**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **Nacional** Iniciativa apoiada (unidade): 3.234								39.638.235
			F	3-ODC	2	90	0	1000	25.158.021
			F	3-ODC	6	50	0	1000	3.150.000
			F	3-ODC	6	99	0	1000	1.000.000
			F	4-INV	2	90	0	1000	10.330.214
5663 21GG **0015**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Pará** Iniciativa apoiada (unidade): 1								2.100.000
			F	3-ODC	6	50	0	1000	2.100.000
5663 21GG **0017**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Tocantins** Iniciativa apoiada (unidade): 3								300.000
			F	3-ODC	6	99	0	1000	300.000
5663 21GG **0021**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Maranhão** Iniciativa apoiada (unidade): 101								500.000
			F	3-ODC	6	50	0	1000	500.000
5663 21GG **0023**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Ceará** Iniciativa apoiada (unidade): 19								3.710.000
			F	3-ODC	6	50	0	1000	3.110.000
			F	3-ODC	6	99	0	1000	500.000
			F	4-INV	6	99	0	1000	100.000
5663 21GG **0024**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Rio Grande do Norte** Iniciativa apoiada (unidade): 0								1
			F	3-ODC	6	50	0	1000	1
5663 21GG **0026**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado de Pernambuco** Iniciativa apoiada (unidade): 17								1.400.000
			F	3-ODC	6	50	0	1000	1.200.000
			F	3-ODC	6	99	0	1000	100.000
			F	4-INV	6	50	0	1000	100.000
5663 21GG **0029**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado da Bahia** Iniciativa apoiada (unidade): 32								1.546.000
			F	3-ODC	6	99	0	1000	1.546.000
5663 21GG **0031**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado de Minas Gerais** Iniciativa apoiada (unidade): 2								600.000
			F	3-ODC	6	99	0	1000	600.000
5663 21GG **0032**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Espírito Santo** Iniciativa apoiada (unidade): 5								2.000.000
			F	3-ODC	6	99	0	1000	2.000.000
5663 21GG **0033**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Rio de Janeiro** Iniciativa apoiada (unidade): 49								15.362.007
			F	3-ODC	6	50	0	1000	11.062.007
			F	3-ODC	6	99	0	1000	4.300.000
5663 21GG **0035**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado de São Paulo** Iniciativa apoiada (unidade): 46								5.650.000
			F	3-ODC	6	50	0	1000	850.000
			F	3-ODC	6	99	0	1000	4.800.000
5663 21GG **0041**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Paraná** Iniciativa apoiada (unidade): 10								800.000
			F	3-ODC	6	99	0	1000	800.000
5663 21GG **0042**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado de Santa Catarina** Iniciativa apoiada (unidade): 2								1.200.000
			F	3-ODC	6	50	0	1000	1.200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 65000 MINISTÉRIO DAS MULHERES

Unidade: 65101 MINISTÉRIO DAS MULHERES - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5663 21GG **0043**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado do Rio Grande do Sul** Iniciativa apoiada (unidade): 4								2.000.000
			F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	1.800.000
5663 21GG **0050**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **Na Região Centro-Oeste** Iniciativa apoiada (unidade): 1								2.000.000
			F	3-ODC	6	99	0	1000	2.000.000
5663 21GG **0053**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Distrito Federal** Iniciativa apoiada (unidade): 43								9.280.007
			F	3-ODC	6	50	0	1000	2.180.007
			F	3-ODC	6	99	0	1000	7.100.000
5663 21GG **0054**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **No Estado de Mato Grosso do Sul** Iniciativa apoiada (unidade): 9								3.300.000
			F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	2.000.000
			F	4-INV	6	99	0	1000	300.000
5663 21GG **7003**	Promoção da Igualdade de Direitos e da Autonomia Econômica das Mulheres - **Na Região Integrada de Desenvolvimento do Distrito Federal e Entorno (RIDE) - Na Região Centro-Oeste** Iniciativa apoiada (unidade): 20								200.000
			F	3-ODC	6	99	0	1000	200.000
Total									**382.374.116**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 67000 MINISTÉRIO DA IGUALDADE RACIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		159.324.538	202.130.903	217.898.160	192.861.955	203.395.996
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	40.884.514	63.324.609	61.161.309	63.490.417	60.522.560
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
5802	POLÍTICAS PARA QUILOMBOLAS, COMUNIDADES TRADICIONAIS DE MATRIZ AFRICANA, POVOS DE TERREIROS E POVOS CIGANOS	36.026.108	38.000.000	45.375.388	42.135.688	43.668.741
5803	JUVENTUDE NEGRA VIVA	15.106.612	14.591.000	17.509.192	15.508.044	18.621.894
5804	PROMOÇÃO DA IGUALDADE ÉTNICO-RACIAL, COMBATE E SUPERAÇÃO DO RACISMO	67.307.304	86.202.294	93.839.271	71.714.806	80.569.801
Funcao						
04	ADMINISTRAÇÃO	0	918.593	918.593	0	0
09	PREVIDÊNCIA SOCIAL	28.104	122.270	122.270	0	0
14	DIREITOS DA CIDADANIA	159.296.434	201.077.040	216.844.297	192.848.955	203.382.996
28	ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	38.591.999	52.176.344	50.506.412	60.887.338	57.933.774
131	COMUNICAÇÃO SOCIAL	0	10.001.000	9.507.632	1.000.000	985.707
211	RELAÇÕES DIPLOMÁTICAS	919.593	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	28.104	122.270	122.270	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.299.871	908.099	908.099	1.359.766	1.359.766
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	118.440.024	138.793.294	156.723.851	129.358.538	142.860.436
846	OUTROS ENCARGOS ESPECIAIS	44.946	129.896	129.896	256.313	256.313
UO						
67101	MINISTÉRIO DA IGUALDADE RACIAL - ADMINISTRAÇÃO DIRETA	159.324.538	202.130.903	217.898.160	192.861.955	203.395.996
GND						
1	PESSOAL E ENCARGOS SOCIAIS	16.502.339	17.508.917	17.508.917	20.678.586	20.678.586
3	OUTRAS DESPESAS CORRENTES	131.237.660	156.295.827	168.745.666	152.683.369	160.780.138
4	INVESTIMENTOS	11.584.540	28.326.159	31.643.577	19.500.000	21.937.272

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**20.678.586**		**160.780.138**	**21.937.272**				**203.395.996**
Total	**20.678.586**	**0**	**160.780.138**	**21.937.272**	**0**	**0**	**0**	**203.395.996**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 67000 MINISTÉRIO DA IGUALDADE RACIAL

Unidade: 67101 MINISTÉRIO DA IGUALDADE RACIAL - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		159.324.538	202.130.903	217.898.160	192.861.955	203.395.996
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	40.884.514	63.324.609	61.161.309	63.490.417	60.522.560
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
5802	POLÍTICAS PARA QUILOMBOLAS, COMUNIDADES TRADICIONAIS DE MATRIZ AFRICANA, POVOS DE TERREIROS E POVOS CIGANOS	36.026.108	38.000.000	45.375.388	42.135.688	43.668.741
5803	JUVENTUDE NEGRA VIVA	15.106.612	14.591.000	17.509.192	15.508.044	18.621.894
5804	PROMOÇÃO DA IGUALDADE ÉTNICO-RACIAL, COMBATE E SUPERAÇÃO DO RACISMO	67.307.304	86.202.294	93.839.271	71.714.806	80.569.801
Funcao						
04	ADMINISTRAÇÃO	0	918.593	918.593	0	0
09	PREVIDÊNCIA SOCIAL	28.104	122.270	122.270	0	0
14	DIREITOS DA CIDADANIA	159.296.434	201.077.040	216.844.297	192.848.955	203.382.996
28	ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	38.591.999	52.176.344	50.506.412	60.887.338	57.933.774
131	COMUNICAÇÃO SOCIAL	0	10.001.000	9.507.632	1.000.000	985.707
211	RELAÇÕES DIPLOMÁTICAS	919.593	0	0	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	28.104	122.270	122.270	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.299.871	908.099	908.099	1.359.766	1.359.766
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	118.440.024	138.793.294	156.723.851	129.358.538	142.860.436
846	OUTROS ENCARGOS ESPECIAIS	44.946	129.896	129.896	256.313	256.313
GND						
1	PESSOAL E ENCARGOS SOCIAIS	16.502.339	17.508.917	17.508.917	20.678.586	20.678.586
3	OUTRAS DESPESAS CORRENTES	131.237.660	156.295.827	168.745.666	152.683.369	160.780.138
4	INVESTIMENTOS	11.584.540	28.326.159	31.643.577	19.500.000	21.937.272

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**20.678.586**		**160.780.138**	**21.937.272**				**203.395.996**
Total	**20.678.586**	**0**	**160.780.138**	**21.937.272**	**0**	**0**	**0**	**203.395.996**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 67000 MINISTÉRIO DA IGUALDADE RACIAL

Unidade: 67101 MINISTÉRIO DA IGUALDADE RACIAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**60.522.560**
	Atividade								**60.279.247**
0032 **2000**	**Administração da Unidade**	14 122							**36.121.393**
0032 2000 **0001**	Administração da Unidade - **Nacional**								36.121.393
			F	3-ODC	2	90	0	1000	33.191.179
			F	3-ODC	2	91	0	1000	150.000
			F	4-INV	2	90	0	1000	2.780.214
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**134.472**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								134.472
			F	3-ODC	1	90	0	1000	134.472
0032 **20TP**	**Ativos Civis da União**	14 122							**20.422.273**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								20.422.273
			F	1-PES	1	90	0	1000	20.422.273
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**1.225.294**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.225.294
			F	3-ODC	1	90	0	1000	1.225.294
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	14 122							**1.390.108**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 30								1.390.108
			F	3-ODC	2	90	0	1000	1.390.108
0032 **4641**	**Publicidade de Utilidade Pública**	14 131							**985.707**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								985.707
			F	3-ODC	2	90	0	1000	985.707
	Operação Especial								**243.313**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**243.313**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								243.313
			F	1-PES	0	91	0	1000	243.313
0909	**Operações Especiais: Outros Encargos Especiais**								**13.000**
	Operação Especial								**13.000**
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
5802	**Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiros e Povos Ciganos**								**43.668.741**
	Atividade								**43.668.741**
5802 **21FE**	**Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos**	14 422							**43.668.741**
5802 21FE **0001**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **Nacional** Comunidade apoiada (unidade): 25								39.548.741
			F	3-ODC	2	80	0	1000	3.706.952
			F	3-ODC	2	90	0	1000	29.417.992
			F	3-ODC	6	99	0	1000	400.000
			F	4-INV	2	90	0	1000	6.023.797
5802 21FE **0023**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado do Ceará** Comunidade apoiada (unidade): 1								200.000
			F	3-ODC	6	50	0	1000	200.000
5802 21FE **0031**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado de Minas Gerais** Comunidade apoiada (unidade): 7								820.000
			F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	420.000
			F	4-INV	6	50	0	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 67000 MINISTÉRIO DA IGUALDADE RACIAL

Unidade: 67101 MINISTÉRIO DA IGUALDADE RACIAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5802	21FE	**0032**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado do Espírito Santo**								1.000.000
			Comunidade apoiada (unidade): 10		F	3-ODC	6	99	0	1000	1.000.000
5802	21FE	**0033**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado do Rio de Janeiro**								1.300.000
			Comunidade apoiada (unidade): 3		F	3-ODC	6	50	0	1000	800.000
					F	3-ODC	6	99	0	1000	500.000
5802	21FE	**0035**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado de São Paulo**								200.000
			Comunidade apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5802	21FE	**0041**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado do Paraná**								400.000
			Comunidade apoiada (unidade): 2		F	3-ODC	6	99	0	1000	400.000
5802	21FE	**0043**	Apoio à Implementação de Políticas para Quilombolas, Comunidades Tradicionais de Matriz Africana, Povos de Terreiro e Ciganos - **No Estado do Rio Grande do Sul**								200.000
			Comunidade apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5803			**Juventude Negra Viva**								**18.621.894**
			Atividade								**18.621.894**
5803	**21FF**		**Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra**	14 422							**18.621.894**
5803	21FF	**0001**	Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra - **Nacional**								14.971.894
			Política implementada (unidade): 17		F	3-ODC	2	80	0	1000	3.706.952
					F	3-ODC	2	90	0	1000	10.764.942
					F	3-ODC	6	99	0	1000	500.000
5803	21FF	**0032**	Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra - **No Estado do Espírito Santo**								200.000
			Política implementada (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5803	21FF	**0043**	Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra - **No Estado do Rio Grande do Sul**								3.000.000
			Política implementada (unidade): 4		F	3-ODC	6	99	0	1000	3.000.000
5803	21FF	**0053**	Fortalecimento de Políticas em prol da Vida e do Bem Viver da Juventude Negra - **No Distrito Federal**								450.000
			Política implementada (unidade): 3		F	3-ODC	6	99	0	1000	450.000
5804			**Promoção da Igualdade Étnico-Racial, Combate e Superação do Racismo**								**80.569.801**
			Atividade								**80.569.801**
5804	**21FC**		**Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR**	14 422							**45.785.894**
5804	21FC	**0001**	Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR - **Nacional**								39.335.894
			Ente federativo apoiado (unidade): 73		F	3-ODC	2	42	0	1000	6.950.535
					F	3-ODC	2	90	0	1000	22.809.010
					F	3-ODC	6	99	0	1000	200.000
					F	4-INV	2	32	0	1000	985.707
					F	4-INV	2	42	0	1000	8.340.642
					F	4-INV	2	90	0	1000	50.000
5804	21FC	**0031**	Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR - **No Estado de Minas Gerais**								1.500.000
			Ente federativo apoiado (unidade): 10		F	3-ODC	6	99	0	1000	1.500.000
5804	21FC	**0041**	Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR - **No Estado do Paraná**								2.800.000
			Ente federativo apoiado (unidade): 40		F	4-INV	6	99	0	1000	2.800.000
5804	21FC	**0043**	Monitoramento, aperfeiçoamento, articulação e estruturação de políticas de promoção da igualdade racial no âmbito do SINAPIR - **No Estado do Rio Grande do Sul**								2.150.000
			Ente federativo apoiado (unidade): 6		F	3-ODC	6	50	0	1000	1.150.000
					F	3-ODC	6	99	0	1000	443.088
					F	4-INV	6	99	0	1000	556.912

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 67000 MINISTÉRIO DA IGUALDADE RACIAL

Unidade: 67101 MINISTÉRIO DA IGUALDADE RACIAL - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5804 **21FG**	**Apoio no Funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR**	14 422							**1.853.476**
5804 21FG **0001**	Apoio no Funcionamento do Conselho Nacional de Promoção da Igualdade Racial - CNPIR - **Nacional**								1.853.476
	Conselho mantido (unidade): 1		F	3-ODC	2	90	0	1000	1.853.476
5804 **21HN**	**Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo**	14 422							**32.930.431**
5804 21HN **0001**	Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo - **Nacional**								26.830.431
	Pessoa beneficiada (unidade): 927		F	3-ODC	2	90	0	1000	25.630.431
			F	3-ODC	6	99	0	1000	1.200.000
5804 21HN **0026**	Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo - **No Estado de Pernambuco**								200.000
	Pessoa beneficiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5804 21HN **0032**	Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo - **No Estado do Espírito Santo**								1.400.000
	Pessoa beneficiada (unidade): 7		F	3-ODC	6	50	0	1000	150.000
			F	3-ODC	6	99	0	1000	1.200.000
			F	4-INV	6	50	0	1000	50.000
5804 21HN **0033**	Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo - **No Estado do Rio de Janeiro**								1.000.000
	Pessoa beneficiada (unidade): 2		F	3-ODC	6	50	0	1000	800.000
			F	3-ODC	6	99	0	1000	200.000
5804 21HN **0035**	Gestão de Políticas de Ações Afirmativas e de Combate e Superação do Racismo - **No Estado de São Paulo**								3.500.000
	Pessoa beneficiada (unidade): 222		F	3-ODC	6	99	0	1000	3.350.000
			F	4-INV	6	99	0	1000	150.000
Total									**203.395.996**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.713.093.150	13.482.573.157	13.820.637.287	3.949.233.603	3.968.165.211
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	810.633.428	905.248.800	895.713.196	1.041.031.258	1.029.171.702
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	664.955.934	9.764.994.242	9.750.094.242	1.661.632.398	1.662.632.398
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	12.026	115.804	115.804	212.000	212.000
0999	RESERVA DE CONTINGÊNCIA	0	1.861.029.184	1.861.029.184	204.025.557	204.025.557
3104	AVIAÇÃO CIVIL	175.074.191	307.758.570	314.521.562	379.980.460	387.980.460
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	2.062.417.571	643.426.557	999.163.299	662.351.930	684.143.094
Funcao						
04	ADMINISTRAÇÃO	0	500.000	500.000	0	0
09	PREVIDÊNCIA SOCIAL	43.893.575	43.849.463	43.849.463	53.177.002	53.177.002
26	TRANSPORTE	3.627.011.169	1.812.084.464	2.165.048.594	2.030.186.646	2.048.118.254
28	ENCARGOS ESPECIAIS	42.188.406	9.765.110.046	9.750.210.046	1.661.844.398	1.662.844.398
99	RESERVA DE CONTINGÊNCIA	0	1.861.029.184	1.861.029.184	204.025.557	204.025.557
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	8.860.794	74.575.000	70.888.076	39.653.623	36.981.689
122	ADMINISTRAÇÃO GERAL	657.605.933	877.653.084	804.045.238	813.107.266	805.874.720
125	NORMATIZAÇÃO E FISCALIZAÇÃO	54.031.482	60.609.278	60.959.278	54.224.298	54.224.298
126	TECNOLOGIA DA INFORMAÇÃO	13.737.586	19.135.000	16.838.718	25.380.670	23.572.118
128	FORMAÇÃO DE RECURSOS HUMANOS	0	3.511.000	4.823.992	1.595.716	1.595.716
130	ADMINISTRAÇÃO DE CONCESSÕES	505.981	280.000	280.000	400.000	400.000
131	COMUNICAÇÃO SOCIAL	3.000.000	8.000.000	7.605.346	2.000.000	1.853.476
211	RELAÇÕES DIPLOMÁTICAS	0	250.000	250.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	43.893.575	43.849.463	43.849.463	53.177.002	53.177.002
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	27.258.501	30.252.489	30.252.489	29.821.407	29.821.407
661	PROMOÇÃO INDUSTRIAL	0	15.000	15.000	0	0
781	TRANSPORTE AÉREO	111.328.263	248.902.642	254.302.642	329.608.230	337.608.230
784	TRANSPORTE AQUAVIÁRIO	2.067.079.439	422.430.624	848.317.468	656.504.146	678.295.310
846	OUTROS ENCARGOS ESPECIAIS	725.791.596	9.832.080.393	9.817.180.393	1.739.735.688	1.740.735.688
999	RESERVA DE CONTINGÊNCIA	0	1.861.029.184	1.861.029.184	204.025.557	204.025.557
UO						
68101	MINISTÉRIO DE PORTOS E AEROPORTOS - ADMINISTRAÇÃO DIRETA	768.093.020	1.124.490.505	1.440.391.643	947.302.873	959.008.522
68201	AGÊNCIA NACIONAL DE TRANSPORTES AQUAVIÁRIOS - ANTAQ	180.993.588	247.035.711	247.335.711	216.365.637	214.491.596
68213	AGÊNCIA NACIONAL DE AVIAÇÃO CIVIL - ANAC	562.321.214	1.006.291.964	1.007.654.956	888.624.402	888.624.402
68901	FUNDO DA MARINHA MERCANTE - FMM	7.716.362	2.000.000	2.000.000	1.481.793	1.481.793
68902	FUNDO NACIONAL DE AVIAÇÃO CIVIL - FNAC	558.626.573	1.777.779.886	1.798.279.886	1.895.458.898	1.904.558.898
GND						
1	PESSOAL E ENCARGOS SOCIAIS	596.013.483	593.215.705	593.215.705	755.344.101	755.344.101
3	OUTRAS DESPESAS CORRENTES	967.672.529	674.942.066	681.640.572	592.690.820	566.436.005
4	INVESTIMENTOS	281.133.191	590.197.960	936.463.584	737.113.457	781.299.880
5	INVERSOES FINANCEIRAS	1.868.273.947	9.763.188.242	9.748.288.242	1.660.059.668	1.661.059.668
9	RESERVA DE CONTINGENCIA	0	1.861.029.184	1.861.029.184	204.025.557	204.025.557

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**595.158.773**		**365.229.785**	**502.092.293**	**96.009.000**			**1.558.489.851**
1050	**99.529.856**		**148.290.425**	**206.740.374**	**250.339.024**			**704.899.679**
1052	**7.478.470**		**41.320.079**	**72.467.213**	**1.314.711.644**			**1.435.977.406**
1056	**53.177.002**							**53.177.002**
1088			**10.000.000**				**17.029.414**	**27.029.414**
1089			**1.595.716**				**186.996.143**	**188.591.859**
Total	**755.344.101**	**0**	**566.436.005**	**781.299.880**	**1.661.059.668**	**0**	**204.025.557**	**3.968.165.211**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68101 MINISTÉRIO DE PORTOS E AEROPORTOS - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		768.093.020	1.124.490.505	1.440.391.643	947.302.873	959.008.522
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	113.951.753	157.952.505	148.416.901	195.479.727	185.394.212
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	232.931.554	328.580.793	298.580.793	95.159.000	95.159.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	75.000	75.000	160.000	160.000
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	421.209.713	637.882.207	993.318.949	656.504.146	678.295.310
Funcao						
04	ADMINISTRAÇÃO	0	500.000	500.000	0	0
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	0	0
26	TRANSPORTE	731.973.020	795.234.712	1.141.135.850	851.983.873	863.689.522
28	ENCARGOS ESPECIAIS	36.120.000	328.655.793	298.655.793	95.319.000	95.319.000
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	6.982.644	29.475.000	25.788.076	37.853.623	35.081.689
122	ADMINISTRAÇÃO GERAL	83.789.611	314.582.542	240.974.696	126.521.855	121.163.350
126	TECNOLOGIA DA INFORMAÇÃO	13.266.583	18.150.000	15.853.718	24.898.877	23.090.325
131	COMUNICAÇÃO SOCIAL	3.000.000	8.000.000	7.605.346	2.000.000	1.853.476
211	RELAÇÕES DIPLOMÁTICAS	0	250.000	250.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.542.646	1.755.261	1.755.261	2.367.698	2.367.698
784	TRANSPORTE AQUAVIÁRIO	424.491.687	422.430.624	848.317.468	656.504.146	678.295.310
846	OUTROS ENCARGOS ESPECIAIS	234.019.849	329.747.078	299.747.078	97.156.674	97.156.674
GND						
1	PESSOAL E ENCARGOS SOCIAIS	46.840.124	35.021.340	35.021.340	55.937.078	55.937.078
3	OUTRAS DESPESAS CORRENTES	324.199.513	320.958.165	325.943.679	338.450.925	313.970.151
4	INVESTIMENTOS	164.121.828	440.043.207	780.958.831	457.905.870	494.092.293
5	INVERSOES FINANCEIRAS	232.931.554	328.467.793	298.467.793	95.009.000	95.009.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**55.937.078**		**313.970.151**	**494.092.293**	**95.009.000**			**959.008.522**
Total	**55.937.078**	**0**	**313.970.151**	**494.092.293**	**95.009.000**	**0**	**0**	**959.008.522**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68101 MINISTÉRIO DE PORTOS E AEROPORTOS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**185.394.212**
	Atividade								**183.556.538**
0032 **2000**	**Administração da Unidade**	26 122							**66.078.239**
0032 2000 **0001**	Administração da Unidade - **Nacional**								66.078.239
			F	3-ODC	2	90	0	1000	62.462.809
			F	4-INV	2	90	0	1000	3.615.430
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**404.916**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								404.916
			F	3-ODC	1	90	0	1000	404.916
0032 **20TP**	**Ativos Civis da União**	26 122							**54.099.404**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								54.099.404
			F	1-PES	1	90	0	1000	54.099.404
0032 **20UC**	**Estudos, Projetos e Planejamento de Infraestrutura de Transportes**	26 121							**35.081.689**
0032 20UC **0001**	Estudos, Projetos e Planejamento de Infraestrutura de Transportes - **Nacional** Estudo realizado (unidade): 13								35.081.689
			F	3-ODC	2	90	0	1000	1.718.034
			F	3-ODC	3	30	0	1000	5.263.872
			F	3-ODC	3	90	0	1000	28.070.681
			F	4-INV	2	90	0	1000	29.102
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**1.962.782**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.962.782
			F	3-ODC	1	90	0	1000	1.962.782
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	26 122							**985.707**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 75								985.707
			F	3-ODC	2	90	0	1000	985.707
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**23.090.325**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								23.090.325
			F	3-ODC	2	90	0	1000	6.059.826
			F	3-ODC	3	90	0	1000	16.681.283
			F	4-INV	3	90	0	1000	349.216
0032 **4641**	**Publicidade de Utilidade Pública**	26 131							**1.853.476**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.853.476
			F	3-ODC	2	90	0	1000	1.853.476
	Operação Especial								**1.837.674**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	26 846							**1.837.674**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								1.837.674
			F	1-PES	0	91	0	1000	1.837.674
0909	**Operações Especiais: Outros Encargos Especiais**								**95.159.000**
	Operação Especial								**95.159.000**
0909 **00QP**	**Cumprimento de Obrigações Decorrentes da Dissolução/Liquidação da Companhia Docas do Maranhão - CODOMAR**	28 846							**150.000**
0909 00QP **0021**	Cumprimento de Obrigações Decorrentes da Dissolução/Liquidação da Companhia Docas do Maranhão - CODOMAR - **No Estado do Maranhão**								150.000
			F	3-ODC	2	90	0	1000	150.000
0909 **00V4**	**Participação da União no Capital da Companhia Docas do Rio Grande do Norte - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODERN**	28 846							**80.004.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68101 MINISTÉRIO DE PORTOS E AEROPORTOS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00V4 **0024**	Participação da União no Capital da Companhia Docas do Rio Grande do Norte - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODERN - **No Estado do Rio Grande do Norte**								80.004.000
			F	5-IFI	3	90	0	1000	80.004.000
0909 **00V6**	**Participação da União no Capital da Portos Rio - CDRJ - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela Portos Rio**	28 846							**15.002.000**
0909 00V6 **0033**	Participação da União no Capital da Portos Rio - CDRJ - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela Portos Rio - **No Estado do Rio de Janeiro**								15.002.000
			F	5-IFI	3	90	0	1000	15.002.000
0909 **00V7**	**Participação da União no Capital da Companhia Docas do Pará - CDP - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CDP**	28 846							**2.000**
0909 00V7 **0015**	Participação da União no Capital da Companhia Docas do Pará - CDP - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CDP - **No Estado do Pará**								2.000
			F	5-IFI	3	90	0	1000	2.000
0909 **00WJ**	**Participação da União no Capital da Companhia das Docas do Estado da Bahia - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODEBA**	28 846							**1.000**
0909 00WJ **0029**	Participação da União no Capital da Companhia das Docas do Estado da Bahia - Melhoria da Infraestrutura e das Operações Portuárias dos Portos Administrados pela CODEBA - **No Estado da Bahia**								1.000
			F	5-IFI	3	90	0	1000	1.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**160.000**
	Operação Especial								**160.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**160.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								160.000
			F	3-ODC	2	80	0	1000	160.000
3105	**Portos e Transporte Aquaviário**								**678.295.310**
	Atividade								**180.005.802**
3105 **20LN**	**Operação de Terminais Hidroviários**	26 784							**133.450.258**
3105 20LN **0001**	Operação de Terminais Hidroviários - **Nacional**								133.450.258
	Terminal mantido (unidade): 80		F	3-ODC	3	90	0	1000	133.450.258
3105 **20LO**	**Operação de Eclusas**	26 784							**46.336.896**
3105 20LO **0001**	Operação de Eclusas - **Nacional**								46.336.896
	Eclusa mantida (unidade): 90		F	3-ODC	3	90	0	1000	46.336.896
3105 **21HM**	**Pesquisa e Desenvolvimento Sustentável de Hidrovias**	26 784							**121.546**
3105 21HM **0001**	Pesquisa e Desenvolvimento Sustentável de Hidrovias - **Nacional**								121.546
	Pesquisa realizada (unidade): 2		F	4-INV	2	90	0	1000	121.546
3105 **21I1**	**Manutenção e Operação da Infraestrutura Aquaviária Estratégica em Canais de Acesso aos Portos e Hidrovias Nacionais**	26 784							**97.102**
3105 21I1 **0001**	Manutenção e Operação da Infraestrutura Aquaviária Estratégica em Canais de Acesso aos Portos e Hidrovias Nacionais - **Nacional**								97.102
	Sistema mantido (unidade): 1		F	4-INV	2	90	0	1000	97.102
	Projeto								**498.289.508**
3105 **123M**	**Melhoramentos no Canal de Navegação da Hidrovia do Rio Tocantins**	26 784							**187.866.710**
3105 123M **0001**	Melhoramentos no Canal de Navegação da Hidrovia do Rio Tocantins - **Nacional**								187.866.710
	Hidrovia melhorada (% de execução física): 4		F	4-INV	2	90	0	1000	70.000.000
			F	4-INV	3	90	0	1000	117.866.710
3105 **127G**	**Construção de Terminais Fluviais**	26 784							**13.713.173**
3105 127G **0181**	Construção de Terminais Fluviais - **No Município de Barcelos - AM**								9.701
	Terminal fluvial construído (% de execução física): 1		F	4-INV	3	90	0	1000	9.701
3105 127G **0208**	Construção de Terminais Fluviais - **No Município de Lábrea - AM**								9.701
	Terminal fluvial construído (% de execução física): 1		F	4-INV	3	90	0	1000	9.701

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68101 MINISTÉRIO DE PORTOS E AEROPORTOS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3105	127G	**0225**	Construção de Terminais Fluviais - **No Município de São Gabriel da Cachoeira - AM**								9.701
			Terminal fluvial construído (% de execução física): 1		F	4-INV	3	90	0	1000	9.701
3105	127G	**0226**	Construção de Terminais Fluviais - **No Município de São Paulo de Olivença - AM**								9.701
			Terminal fluvial construído (% de execução física): 1		F	4-INV	3	90	0	1000	9.701
3105	127G	**0312**	Construção de Terminais Fluviais - **No Município de Juruti - PA**								6.184.792
			Terminal fluvial construído (% de execução física): 19		F	4-INV	3	90	0	1000	6.184.792
3105	127G	**0333**	Construção de Terminais Fluviais - **No Município de Oriximiná - PA**								97.005
			Terminal fluvial construído (% de execução física): 1		F	4-INV	3	90	0	1000	97.005
3105	127G	**0404**	Construção de Terminais Fluviais - **No Município de Oiapoque - AP**								250.000
			Terminal fluvial construído (% de execução física): 1		F	4-INV	7	90	0	1000	250.000
3105	127G	**0407**	Construção de Terminais Fluviais - **No Município de Santana - AP**								7.142.572
			Terminal fluvial construído (% de execução física): 21		F	4-INV	3	90	0	1000	7.142.572
3105	**13LO**		**Construção do Porto de Manaus Moderna - no Estado do Amazonas**	26 784							**31.464.115**
3105	13LO	**0211**	Construção do Porto de Manaus Moderna - no Estado do Amazonas - **No Município de Manaus - AM**								31.464.115
			Porto construído (% de execução física): 1		F	4-INV	3	90	0	1000	31.464.115
3105	**14MZ**		**Ampliação do Terminal Fluvial de São Raimundo em Manaus/AM**	26 784							**2.477.368**
3105	14MZ	**0211**	Ampliação do Terminal Fluvial de São Raimundo em Manaus/AM - **No Município de Manaus - AM**								2.477.368
			Terminal fluvial ampliado (% de execução física): 2		F	4-INV	3	90	0	1000	2.477.368
3105	**15CX**		**Dragagem de Aprofundamento no Porto de Fortaleza (CE)**	26 784							**97.102**
3105	15CX	**0023**	Dragagem de Aprofundamento no Porto de Fortaleza (CE) - **No Estado do Ceará**								97.102
			Dragagem construída (% de execução física): 3		F	4-INV	2	90	0	1000	97.102
3105	**161Y**		**Manutenção e Reforço do Molhe de Abrigo do Porto de Imbituba/SC**	26 784							**956.178**
3105	161Y	**4521**	Manutenção e Reforço do Molhe de Abrigo do Porto de Imbituba/SC - **No Município de Imbituba - SC**								956.178
			Molhe de abrigo adequado (% de execução física): 5		F	4-INV	3	90	0	1000	956.178
3105	**161Z**		**Dragagem e Readequação da Infraestrutura Aquaviária do Porto do Recife/PE**	26 784							**56.236.383**
3105	161Z	**1695**	Dragagem e Readequação da Infraestrutura Aquaviária do Porto do Recife/PE - **No Município de Recife - PE**								56.236.383
			Dragagem adequada (% de execução física): 70		F	4-INV	3	90	0	1000	56.236.383
3105	**162A**		**Adequação e Ampliação da Capacidade do Porto de Santana/AP**	26 784							**4.944.363**
3105	162A	**0407**	Adequação e Ampliação da Capacidade do Porto de Santana/AP - **No Município de Santana - AP**								4.944.363
			Porto adequado (% de execução física): 100		F	4-INV	3	90	0	1000	4.944.363
3105	**162B**		**Modernização, Recuperação e Ampliação da Capacidade do Porto de Suape/PE**	26 784							**27.491.913**
3105	162B	**1642**	Modernização, Recuperação e Ampliação da Capacidade do Porto de Suape/PE - **No Município de Ipojuca - PE**								27.491.913
			Porto adequado (% de execução física): 45		F	4-INV	3	90	0	1000	27.491.913
3105	**162D**		**Dragagem e Sinalização Náutica da Lagoa Mirim**	26 784							**4.494.874**
3105	162D	**5045**	Dragagem e Sinalização Náutica da Lagoa Mirim - **No Município de Rio Grande - RS**								4.494.874
			Dragagem adequada (% de execução física): 8		F	4-INV	3	90	0	1000	4.494.874
3105	**162J**		**Remoção e desencalhe de embarcações em vias navegáveis e em canais de navegação portuários – Nacional**	26 784							**97.102**
3105	162J	**0001**	Remoção e desencalhe de embarcações em vias navegáveis e em canais de navegação portuários – Nacional - **Nacional**								97.102
			Embarcação removida (unidade): 1		F	4-INV	2	90	0	1000	97.102
3105	**165T**		**Recuperação do Cais Flutuante do Porto de Porto Velho/RO**	26 784							**892**
3105	165T	**0011**	Recuperação do Cais Flutuante do Porto de Porto Velho/RO - **No Estado de Rondônia**								892
			Cais flutuante recuperado (% de execução física): 2		F	4-INV	3	90	0	1000	892
3105	**165W**		**Implantação de Instalações Públicas Portuárias de Pequeno Porte – IP4 inteligentes**	26 784							**121.644**
3105	165W	**0001**	Implantação de Instalações Públicas Portuárias de Pequeno Porte – IP4 inteligentes - **Nacional**								121.644
			Instalação portuária implantada (unidade): 1		F	4-INV	2	90	0	1000	121.644

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68101 MINISTÉRIO DE PORTOS E AEROPORTOS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3105 **167T**	**Melhoria da Infraestrutura e das Operações Portuárias do Porto de Cabedelo/PB**	26 784							**956.178**
3105 167T **1382**	Melhoria da Infraestrutura e das Operações Portuárias do Porto de Cabedelo/PB - **No Município de Cabedelo - PB**								956.178
	Porto adequado (% de execução física): 10		F	4-INV	3	90	0	1000	956.178
3105 **21I6**	**Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias**	26 784							**166.371.513**
3105 21I6 **6032**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica Amazônica**								110.448.069
	Intervenção realizada (% de execução física): 10		F	4-INV	3	90	0	1000	110.448.069
3105 21I6 **6033**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica do Tocantins-Araguaia**								6.471.364
	Intervenção realizada (% de execução física): 16		F	4-INV	3	90	0	1000	6.471.364
3105 21I6 **6035**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica do Parnaíba**								2.153.349
	Intervenção realizada (% de execução física): 35		F	3-ODC	3	90	0	1000	985.707
			F	4-INV	3	90	0	1000	1.167.642
3105 21I6 **6037**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica do São Francisco**								29.401
	Intervenção realizada (% de execução física): 1		F	3-ODC	3	90	0	1000	10.000
			F	4-INV	3	90	0	1000	19.401
3105 21I6 **6040**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica do Paraná**								7.413.904
	Intervenção realizada (% de execução física): 10		F	3-ODC	3	90	0	1000	7.413.904
3105 21I6 **6041**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica do Paraguai**								19.170.017
	Intervenção realizada (% de execução física): 16		F	4-INV	3	90	0	1000	19.170.017
3105 21I6 **6043**	Intervenções para Recuperação e Restauração de Infraestruturas Hidroviárias - **Na Região Hidrográfica Atlântico Sul**								20.685.409
	Intervenção realizada (% de execução física): 4		F	4-INV	3	90	0	1000	20.685.409
3105 **7Y23**	**(VETADO)**	**(VETADO)**							**(VETADO)**
3105 7Y23 **0035**	(VETADO)								(VETADO)
									(VETADO)
Total									**959.008.522**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68201 AGÊNCIA NACIONAL DE TRANSPORTES AQUAVIÁRIOS - ANTAQ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		180.993.588	247.035.711	247.335.711	216.365.637	214.491.596
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	175.116.097	184.725.373	184.725.373	210.389.244	208.515.203
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	108.609	108.609
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	12.026	20.000	20.000	20.000	20.000
0999	RESERVA DE CONTINGÊNCIA	0	56.732.988	56.732.988	0	0
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	5.865.465	5.544.350	5.844.350	5.847.784	5.847.784
Funcao						
09	PREVIDÊNCIA SOCIAL	12.527.547	11.910.194	11.910.194	15.395.455	15.395.455
26	TRANSPORTE	168.454.015	178.359.529	178.659.529	200.841.573	198.967.532
28	ENCARGOS ESPECIAIS	12.026	33.000	33.000	128.609	128.609
99	RESERVA DE CONTINGÊNCIA	0	56.732.988	56.732.988	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	1.678.150	2.900.000	2.900.000	1.300.000	1.300.000
122	ADMINISTRAÇÃO GERAL	141.860.993	149.943.272	149.943.272	172.637.085	170.763.044
125	NORMATIZAÇÃO E FISCALIZAÇÃO	5.359.484	5.264.350	5.564.350	5.447.784	5.447.784
130	ADMINISTRAÇÃO DE CONCESSÕES	505.981	280.000	280.000	400.000	400.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	12.527.547	11.910.194	11.910.194	15.395.455	15.395.455
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.102.526	5.983.530	5.983.530	5.724.648	5.724.648
846	OUTROS ENCARGOS ESPECIAIS	13.958.907	14.021.377	14.021.377	15.460.665	15.460.665
999	RESERVA DE CONTINGÊNCIA	0	56.732.988	56.732.988	0	0
GND						
1	PESSOAL E ENCARGOS SOCIAIS	121.109.763	123.140.567	123.140.567	150.441.244	150.441.244
3	OUTRAS DESPESAS CORRENTES	56.412.657	64.771.994	65.071.994	64.024.393	62.150.352
4	INVESTIMENTOS	3.471.168	2.390.162	2.390.162	1.900.000	1.900.000
9	RESERVA DE CONTINGENCIA	0	56.732.988	56.732.988	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**135.045.789**		**29.430.573**					**164.476.362**
1052			**32.719.779**	**1.900.000**				**34.619.779**
1056	**15.395.455**							**15.395.455**
Total	**150.441.244**	**0**	**62.150.352**	**1.900.000**	**0**	**0**	**0**	**214.491.596**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68201 AGÊNCIA NACIONAL DE TRANSPORTES AQUAVIÁRIOS - ANTAQ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**208.515.203**
	Atividade								**177.787.692**
0032 **2000**	**Administração da Unidade**	26 122							**51.007.920**
0032 2000 **0001**	Administração da Unidade - **Nacional**								51.007.920
			F	3-ODC	2	90	0	1000	23.705.925
			F	3-ODC	2	90	0	1052	25.401.995
			F	4-INV	2	90	0	1052	1.900.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**1.169.796**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.169.796
			F	3-ODC	1	90	0	1000	1.169.796
0032 **20TP**	**Ativos Civis da União**	26 122							**119.605.124**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								119.605.124
			F	1-PES	1	90	0	1000	119.605.124
0032 **20UC**	**Estudos, Projetos e Planejamento de Infraestrutura de Transportes**	26 121							**1.300.000**
0032 20UC **0001**	Estudos, Projetos e Planejamento de Infraestrutura de Transportes - **Nacional**								1.300.000
	Estudo realizado (unidade): 2		F	3-ODC	2	90	0	1052	1.300.000
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**4.554.852**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								4.554.852
			F	3-ODC	1	90	0	1000	4.554.852
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	26 122							**150.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								150.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	0	1052	150.000
	Operação Especial								**30.727.511**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**15.395.455**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								15.395.455
			S	1-PES	1	90	0	1056	15.395.455
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	26 846							**15.332.056**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								15.332.056
			F	1-PES	0	91	0	1000	15.332.056
0909	**Operações Especiais: Outros Encargos Especiais**								**108.609**
	Operação Especial								**108.609**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**108.609**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								108.609
			F	1-PES	1	90	0	1000	108.609
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**20.000**
	Operação Especial								**20.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1052	20.000
3105	**Portos e Transporte Aquaviário**								**5.847.784**
	Atividade								**5.847.784**
3105 **2088**	**Concessão e Regulação dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário**	26 130							**400.000**
3105 2088 **0001**	Concessão e Regulação dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário - **Nacional**								400.000
	Outorga concedida (unidade): 40		F	3-ODC	2	90	0	1052	400.000
3105 **2090**	**Fiscalização dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário**	26 125							**5.447.784**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68201 AGÊNCIA NACIONAL DE TRANSPORTES AQUAVIÁRIOS - ANTAQ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3105 2090 **0001**	Fiscalização dos Serviços e da Exploração da Infraestrutura do Transporte Aquaviário - **Nacional**								5.447.784
	Empresa fiscalizada (unidade): 1.400		F	3-ODC	2	90	0	1052	5.447.784
Total									**214.491.596**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68213 AGÊNCIA NACIONAL DE AVIAÇÃO CIVIL - ANAC

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		562.321.214	1.006.291.964	1.007.654.956	888.624.402	888.624.402
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	513.649.216	519.385.922	519.385.922	634.180.494	634.180.494
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	20.804	20.804	32.000	32.000
0999	RESERVA DE CONTINGÊNCIA	0	428.016.310	428.016.310	204.025.557	204.025.557
3104	AVIAÇÃO CIVIL	48.671.998	58.855.928	60.218.920	50.372.230	50.372.230
Funcao						
09	PREVIDÊNCIA SOCIAL	31.366.028	31.839.269	31.839.269	37.781.547	37.781.547
26	TRANSPORTE	530.955.187	546.402.581	547.765.573	646.771.177	646.771.177
28	ENCARGOS ESPECIAIS	0	33.804	33.804	46.121	46.121
99	RESERVA DE CONTINGÊNCIA	0	428.016.310	428.016.310	204.025.557	204.025.557
Subfuncao						
122	ADMINISTRAÇÃO GERAL	410.881.400	413.127.270	413.127.270	513.948.326	513.948.326
125	NORMATIZAÇÃO E FISCALIZAÇÃO	48.671.998	55.344.928	55.394.928	48.776.514	48.776.514
128	FORMAÇÃO DE RECURSOS HUMANOS	0	3.511.000	4.823.992	1.595.716	1.595.716
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	31.366.028	31.839.269	31.839.269	37.781.547	37.781.547
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	19.613.329	22.513.698	22.513.698	21.729.061	21.729.061
846	OUTROS ENCARGOS ESPECIAIS	51.788.460	51.939.489	51.939.489	60.767.681	60.767.681
999	RESERVA DE CONTINGÊNCIA	0	428.016.310	428.016.310	204.025.557	204.025.557
GND						
1	PESSOAL E ENCARGOS SOCIAIS	428.063.595	435.053.798	435.053.798	548.965.779	548.965.779
3	OUTRAS DESPESAS CORRENTES	125.092.671	135.660.770	136.973.762	126.494.353	126.494.353
4	INVESTIMENTOS	9.164.948	7.561.086	7.611.086	9.138.713	9.138.713
9	RESERVA DE CONTINGENCIA	0	428.016.310	428.016.310	204.025.557	204.025.557

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**404.175.906**		**21.729.061**					**425.904.967**
1050	**99.529.856**		**85.169.576**	**9.138.713**				**193.838.145**
1052	**7.478.470**		**8.000.000**					**15.478.470**
1056	**37.781.547**							**37.781.547**
1088			**10.000.000**				**17.029.414**	**27.029.414**
1089			**1.595.716**				**186.996.143**	**188.591.859**
Total	**548.965.779**	**0**	**126.494.353**	**9.138.713**	**0**	**0**	**204.025.557**	**888.624.402**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68213 AGÊNCIA NACIONAL DE AVIAÇÃO CIVIL - ANAC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**634.180.494**
	Atividade								**535.677.387**
0032 **2000**	**Administração da Unidade**	26 122							**61.549.775**
0032 2000 **0001**	Administração da Unidade - **Nacional**								61.549.775
			F	3-ODC	2	90	0	1050	43.274.775
			F	3-ODC	2	90	0	1052	8.000.000
			F	3-ODC	2	90	0	1088	10.000.000
			F	3-ODC	2	91	0	1050	25.000
			F	4-INV	2	90	0	1050	250.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**3.149.688**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								3.149.688
			F	3-ODC	1	90	0	1000	3.149.688
0032 **20TP**	**Ativos Civis da União**	26 122							**448.069.434**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								448.069.434
			F	1-PES	1	90	0	1000	341.061.108
			F	1-PES	1	90	0	1050	99.529.856
			F	1-PES	1	90	0	1052	7.478.470
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	26 331							**18.579.373**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								17.368.285
			F	3-ODC	1	90	0	1000	17.368.285
0032 212B **0002**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Exterior**								1.211.088
			F	3-ODC	1	90	0	1000	1.211.088
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	26 122							**1.950.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								550.000
	Agente público beneficiado (unidade): 13		F	3-ODC	2	90	0	1050	550.000
0032 216H **0002**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Exterior**								1.400.000
	Agente público beneficiado (unidade): 5		F	3-ODC	2	90	0	1050	1.400.000
0032 **21EP**	**Retribuição no Exterior**	26 122							**2.379.117**
0032 21EP **0002**	Retribuição no Exterior - **Exterior**								2.379.117
			F	1-PES	1	90	0	1000	2.379.117
	Operação Especial								**98.503.107**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**37.781.547**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								37.781.547
			S	1-PES	1	90	0	1056	37.781.547
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	26 846							**60.721.560**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								60.721.560
			F	1-PES	0	91	0	1000	60.721.560
0909	**Operações Especiais: Outros Encargos Especiais**								**14.121**
	Operação Especial								**14.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**32.000**
	Operação Especial								**32.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**32.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								32.000
			F	3-ODC	2	90	0	1050	32.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68213 AGÊNCIA NACIONAL DE AVIAÇÃO CIVIL - ANAC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**204.025.557**
	Operação Especial								**204.025.557**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**204.025.557**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								204.025.557
			F	9-RES	0	99	0	1088	17.029.414
			F	9-RES	0	99	0	1089	186.996.143
3104	**Aviação Civil**								**50.372.230**
	Atividade								**50.372.230**
3104 **21H7**	**Programas e Qualificação Profissional na Aviação Civil**	26 128							**1.595.716**
3104 21H7 **0001**	Programas e Qualificação Profissional na Aviação Civil - **Nacional**								1.595.716
			F	3-ODC	2	90	0	1089	1.595.716
3104 **2912**	**Regulação e Fiscalização da Aviação Civil**	26 125							**48.776.514**
3104 2912 **0001**	Regulação e Fiscalização da Aviação Civil - **Nacional**								48.776.514
	Fiscalização realizada (unidade): 3.007		F	3-ODC	2	90	0	1050	39.887.801
			F	4-INV	2	90	0	1050	8.888.713
Total									**888.624.402**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68901 FUNDO DA MARINHA MERCANTE - FMM

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		7.716.362	2.000.000	2.000.000	1.481.793	1.481.793
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	7.716.362	985.000	985.000	481.793	481.793
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	1.015.000	1.015.000	1.000.000	1.000.000
Funcao						
26	TRANSPORTE	7.716.362	985.000	985.000	481.793	481.793
28	ENCARGOS ESPECIAIS	0	1.015.000	1.015.000	1.000.000	1.000.000
Subfuncao						
126	TECNOLOGIA DA INFORMAÇÃO	471.003	985.000	985.000	481.793	481.793
661	PROMOÇÃO INDUSTRIAL	0	15.000	15.000	0	0
784	TRANSPORTE AQUAVIÁRIO	7.245.359	0	0	0	0
846	OUTROS ENCARGOS ESPECIAIS	0	1.000.000	1.000.000	1.000.000	1.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	7.716.362	2.000.000	2.000.000	1.481.793	1.481.793

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050			**1.481.793**					**1.481.793**
Total	**0**	**0**	**1.481.793**	**0**	**0**	**0**	**0**	**1.481.793**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68901 FUNDO DA MARINHA MERCANTE - FMM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**481.793**
	Atividade								**481.793**
0032 **218T**	**Manutenção e Operação da Infraestrutura de Tecnologia da Informação**	26 126							**481.793**
0032 218T **0001**	Manutenção e Operação da Infraestrutura de Tecnologia da Informação - **Nacional**								481.793
			F	3-ODC	2	90	0	1050	481.793
0909	**Operações Especiais: Outros Encargos Especiais**								**1.000.000**
	Operação Especial								**1.000.000**
0909 **0095**	**Ressarcimento às Empresas Brasileiras de Navegação**	28 846							**1.000.000**
0909 0095 **0001**	Ressarcimento às Empresas Brasileiras de Navegação - **Nacional**								1.000.000
			F	3-ODC	1	90	0	1050	1.000.000
Total									**1.481.793**

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68902 FUNDO NACIONAL DE AVIAÇÃO CIVIL - FNAC

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		558.626.573	1.777.779.886	1.798.279.886	1.895.458.898	1.904.558.898
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	200.000	42.200.000	42.200.000	500.000	600.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	432.024.380	110.397.358	125.497.358	1.565.350.668	1.566.350.668
0999	RESERVA DE CONTINGÊNCIA	0	1.376.279.886	1.376.279.886	0	0
3104	AVIAÇÃO CIVIL	126.402.193	248.902.642	254.302.642	329.608.230	337.608.230
Funcao						
26	TRANSPORTE	552.570.193	291.102.642	296.502.642	330.108.230	338.208.230
28	ENCARGOS ESPECIAIS	6.056.380	110.397.358	125.497.358	1.565.350.668	1.566.350.668
99	RESERVA DE CONTINGÊNCIA	0	1.376.279.886	1.376.279.886	0	0
Subfuncao						
121	PLANEJAMENTO E ORÇAMENTO	200.000	42.200.000	42.200.000	500.000	600.000
122	ADMINISTRAÇÃO GERAL	21.073.930	0	0	0	0
781	TRANSPORTE AÉREO	111.328.263	248.902.642	254.302.642	329.608.230	337.608.230
846	OUTROS ENCARGOS ESPECIAIS	426.024.380	110.397.358	125.497.358	1.565.350.668	1.566.350.668
999	RESERVA DE CONTINGÊNCIA	0	1.376.279.886	1.376.279.886	0	0
GND						
3	OUTRAS DESPESAS CORRENTES	454.251.326	151.551.137	151.651.137	62.239.356	62.339.356
4	INVESTIMENTOS	104.375.246	140.203.505	145.503.505	268.168.874	276.168.874
5	INVERSOES FINANCEIRAS	0	109.745.358	124.845.358	1.565.050.668	1.566.050.668
9	RESERVA DE CONTINGENCIA	0	1.376.279.886	1.376.279.886	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**100.000**	**8.000.000**	**1.000.000**			**9.100.000**
1050			**61.639.056**	**197.601.661**	**250.339.024**			**509.579.741**
1052			**600.300**	**70.567.213**	**1.314.711.644**			**1.385.879.157**
Total	**0**	**0**	**62.339.356**	**276.168.874**	**1.566.050.668**	**0**	**0**	**1.904.558.898**

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68902 FUNDO NACIONAL DE AVIAÇÃO CIVIL - FNAC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**600.000**
	Atividade								**500.000**
0032 **20UC**	**Estudos, Projetos e Planejamento de Infraestrutura de Transportes**	26 121							**500.000**
0032 20UC **0001**	Estudos, Projetos e Planejamento de Infraestrutura de Transportes - **Nacional**								500.000
	Estudo realizado (unidade): 1		F	3-ODC	2	90	0	1050	500.000
	Projeto								**100.000**
0032 **7Y22**	**Estudo de viabilidade para Melhoramento de Equipamentos pela Concessionária no Aeroporto de Chapecó**	26 121							**100.000**
0032 7Y22 **4476**	Estudo de viabilidade para Melhoramento de Equipamentos pela Concessionária no Aeroporto de Chapecó - **No Município de Chapecó - SC**								100.000
	Estudo realizado (unidade): 1		F	3-ODC	6	99	0	1000	100.000
0909	**Operações Especiais: Outros Encargos Especiais**								**1.566.350.668**
	Operação Especial								**1.566.350.668**
0909 **00TW**	**Pagamento de Indenização à Concessionária do Aeroporto de São Gonçalo do Amarante/RN**	28 846							**100.000**
0909 00TW **1304**	Pagamento de Indenização à Concessionária do Aeroporto de São Gonçalo do Amarante/RN - **No Município de São Gonçalo do Amarante - RN**								100.000
			F	3-ODC	2	90	0	1050	100.000
0909 **00V9**	**Desapropriação de áreas necessárias à expansão da infraestrutura aeroportuária**	28 846							**200.000**
0909 00V9 **0001**	Desapropriação de áreas necessárias à expansão da infraestrutura aeroportuária - **Nacional**								200.000
			F	3-ODC	2	90	0	1052	200.000
0909 **00X8**	**Apoio financeiro reembolsável mediante concessão de empréstimo a Empresas prestadoras de Serviços Aéreos Regulares no Mercado Brasileiro**	28 846							**1.565.040.568**
0909 00X8 **0001**	Apoio financeiro reembolsável mediante concessão de empréstimo a Empresas prestadoras de Serviços Aéreos Regulares no Mercado Brasileiro - **Nacional**								1.565.040.568
			F	5-IFI	0	90	0	1050	250.339.024
			F	5-IFI	0	90	0	1052	1.314.701.544
0909 **0E45**	**Participação da União no Capital da Empresa Brasileira de Infraestrutura Aeroportuária**	28 846							**1.010.100**
0909 0E45 **0001**	Participação da União no Capital da Empresa Brasileira de Infraestrutura Aeroportuária - **Nacional**								100
			F	5-IFI	3	90	0	1052	100
0909 0E45 **3748**	Participação da União no Capital da Empresa Brasileira de Infraestrutura Aeroportuária - **No Município de Olímpia - SP**								1.010.000
			F	5-IFI	3	90	0	1000	1.000.000
			F	5-IFI	3	90	0	1052	10.000
3104	**Aviação Civil**								**337.608.230**
	Atividade								**57.039.056**
3104 **210F**	**Desenvolvimento da Aviação Civil**	26 781							**57.039.056**
3104 210F **0001**	Desenvolvimento da Aviação Civil - **Nacional**								57.039.056
			F	3-ODC	2	90	0	1050	7.206.401
			F	3-ODC	3	90	0	1050	47.832.655
			F	4-INV	3	90	0	1050	2.000.000
	Projeto								**280.168.874**
3104 **14UB**	**Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União**	26 781							**133.087.356**
3104 14UB **0109**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Guajará-Mirim - RO**								2.000.000
	Aeroporto adequado (% de execução física): 60		F	4-INV	3	90	0	1052	2.000.000
3104 14UB **0111**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Ji-Paraná - RO**								3.500.000
	Aeroporto adequado (% de execução física): 10		F	4-INV	3	90	0	1050	3.500.000
3104 14UB **0190**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Carauari - AM**								2.100.000
	Aeroporto adequado (% de execução física): 15		F	4-INV	3	90	0	1052	2.100.000

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68902 FUNDO NACIONAL DE AVIAÇÃO CIVIL - FNAC

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3104	14UB	**0197**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Fonte Boa - AM**								8.067.213
			Aeroporto adequado (% de execução física): 15		F	4-INV	3	90	0	1052	8.067.213
3104	14UB	**0202**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Itacoatiara - AM**								8.000.000
			Aeroporto adequado (% de execução física): 10		F	4-INV	3	90	0	1052	8.000.000
3104	14UB	**0214**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Maués - AM**								8.900.000
			Aeroporto adequado (% de execução física): 15		F	4-INV	3	90	0	1052	8.900.000
3104	14UB	**0225**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de São Gabriel da Cachoeira - AM**								3.000.000
			Aeroporto adequado (% de execução física): 15		F	4-INV	3	90	0	1050	3.000.000
3104	14UB	**0278**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Breves - PA**								5.000.000
			Aeroporto adequado (% de execução física): 60		F	4-INV	3	90	0	1052	5.000.000
3104	14UB	**0350**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Redenção - PA**								5.000.000
			Aeroporto adequado (% de execução física): 5		F	4-INV	3	90	0	1050	5.000.000
3104	14UB	**0568**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Bacabal - MA**								1.000.000
			Aeroporto adequado (% de execução física): 50		F	4-INV	3	90	0	1052	1.000.000
3104	14UB	**0572**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Balsas - MA**								1.500.000
			Aeroporto adequado (% de execução física): 57		F	4-INV	3	90	0	1052	1.500.000
3104	14UB	**0574**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Barra do Corda - MA**								4.000.000
			Aeroporto adequado (% de execução física): 50		F	4-INV	3	90	0	1052	4.000.000
3104	14UB	**0925**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Picos - PI**								4.000.000
			Aeroporto adequado (% de execução física): 5		F	4-INV	3	90	0	1050	4.000.000
3104	14UB	**1066**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Iguatu - CE**								2.000.000
			Aeroporto adequado (% de execução física): 17		F	4-INV	3	90	0	1050	2.000.000
3104	14UB	**1964**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Barreiras - BA**								15.000.000
			Aeroporto adequado (% de execução física): 34		F	4-INV	3	90	0	1050	15.000.000
3104	14UB	**2089**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Ilhéus - BA**								1.500.000
			Aeroporto adequado (% de execução física): 60		F	4-INV	3	90	0	1052	1.500.000
3104	14UB	**2380**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Araguari - MG**								5.000.000
			Aeroporto adequado (% de execução física): 21		F	4-INV	3	90	0	1050	5.000.000
3104	14UB	**3384**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Americana - SP**								758.820
			Aeroporto adequado (% de execução física): 5		F	4-INV	3	90	0	1050	758.820
3104	14UB	**4285**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Ponta Grossa - PR**								16.261.323
			Aeroporto adequado (% de execução física): 47		F	4-INV	3	90	0	1050	16.261.323
3104	14UB	**5066**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Santa Maria - RS**								9.000.000
			Aeroporto adequado (% de execução física): 18		F	4-INV	3	90	0	1050	9.000.000
3104	14UB	**5071**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Santa Rosa - RS**								10.000.000
			Aeroporto adequado (% de execução física): 23		F	4-INV	3	90	0	1052	10.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68902 FUNDO NACIONAL DE AVIAÇÃO CIVIL - FNAC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3104 14UB **5293**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Barra do Garças - MT**								5.000.000
	Aeroporto adequado (% de execução física): 15		F	4-INV	3	90	0	1052	5.000.000
3104 14UB **5545**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Regional, constantes no PAN, de Propriedade da União - **No Município de Jataí - GO**								12.500.000
	Aeroporto adequado (% de execução física): 31		F	4-INV	3	90	0	1052	12.500.000
3104 **15UW**	**Reforma e Reaparelhamento do Aeroporto de Maringá/PR, de Propriedade da União**	26 781							**10.000.000**
3104 15UW **4219**	Reforma e Reaparelhamento do Aeroporto de Maringá/PR, de Propriedade da União - **No Município de Maringá - PR**								10.000.000
	Aeroporto adequado (% de execução física): 9		F	4-INV	3	90	0	1050	10.000.000
3104 **15UX**	**Reforma e Reaparelhamento do Aeroporto de Coari/AM, de Propriedade da União**	26 781							**27.000.000**
3104 15UX **0193**	Reforma e Reaparelhamento do Aeroporto de Coari/AM, de Propriedade da União - **No Município de Coari - AM**								27.000.000
	Aeroporto adequado (% de execução física): 30		F	3-ODC	3	90	0	1050	6.000.000
			F	4-INV	3	90	0	1050	21.000.000
3104 **15UY**	**Construção do Novo Aeroporto Regional da Serra Gaúcha/RS de Propriedade da União**	26 781							**50.100.000**
3104 15UY **4798**	Construção do Novo Aeroporto Regional da Serra Gaúcha/RS de Propriedade da União - **No Município de Caxias do Sul - RS**								50.100.000
	Aeroporto construído (% de execução física): 13		F	4-INV	3	90	0	1050	50.100.000
3104 **15V1**	**Instalação de equipamentos de auxílios à navegação Aérea**	26 781							**37.505.000**
3104 15V1 **0001**	Instalação de equipamentos de auxílios à navegação Aérea - **Nacional**								37.505.000
	Equipamento instalado (unidade): 32		F	4-INV	3	90	0	1050	37.505.000
3104 **15YT**	**Reforma e Reaparelhamento do Aeroporto de Dourados/MS, de Propriedade da União**	26 781							**476.518**
3104 15YT **5230**	Reforma e Reaparelhamento do Aeroporto de Dourados/MS, de Propriedade da União - **No Município de Dourados - MS**								476.518
	Aeroporto adequado (% de execução física): 1		F	4-INV	3	90	0	1050	476.518
3104 **165X**	**Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Local, de Propriedade da União**	26 781							**1.000.000**
3104 165X **0711**	Reforma e Reaparelhamento de Aeroportos e Aeródromos de Interesse Local, de Propriedade da União - **No Município de Santa Inês - MA**								1.000.000
	Aeroporto adequado (% de execução física): 2		F	4-INV	3	90	0	1052	1.000.000
3104 **167K**	**Reforma e Reaparelhamento do Aeroporto de Caruaru/PE, de Propriedade da União**	26 781							**17.000.000**
3104 167K **1608**	Reforma e Reaparelhamento do Aeroporto de Caruaru/PE, de Propriedade da União - **No Município de Caruaru - PE**								17.000.000
	Aeroporto adequado (% de execução física): 14		F	4-INV	3	90	0	1050	10.000.000
			F	4-INV	7	90	0	1000	7.000.000
3104 **168R**	**Construção do Novo Aeroporto de Rorainópolis/RR, de Propriedade da União**	26 781							**1.500.000**
3104 168R **0247**	Construção do Novo Aeroporto de Rorainópolis/RR, de Propriedade da União - **No Município de Rorainópolis - RR**								1.500.000
	Aeroporto construído (% de execução física): 1		F	4-INV	2	90	0	1050	1.500.000
3104 **168S**	**Construção do Novo Aeroporto de Rio Claro / Piracicaba/SP, de Propriedade da União**	26 781							**2.500.000**
3104 168S **0035**	Construção do Novo Aeroporto de Rio Claro / Piracicaba/SP, de Propriedade da União - **No Estado de São Paulo**								2.500.000
	Aeroporto construído (% de execução física): 2		F	4-INV	2	90	0	1000	1.000.000
			F	4-INV	2	90	0	1050	1.500.000
	Operação Especial								**400.300**
3104 **00XJ**	**Apoio ao Programa de Diversidade, Inclusão e Formação, com ênfase no atendimento a passageiros com Transtorno do Espectro Autista (TEA)**	26 781							**400.300**
3104 00XJ **0001**	Apoio ao Programa de Diversidade, Inclusão e Formação, com ênfase no atendimento a passageiros com Transtorno do Espectro Autista (TEA) - **Nacional**								400.300
	Programa apoiado (unidade): 1		F	3-ODC	2	90	0	1052	400.300
Total									**1.904.558.898**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 69000 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		2.108.271.131	132.600.300	270.487.330	213.236.998	495.363.761
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	27.935.048	38.776.503	37.998.329	60.277.022	57.559.001
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.007.777.678	13.000	13.000	13.000	13.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	49.092.816	500.000	20.000.000	0	0
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	23.465.589	0	0	0	0
2802	EMPREENDEDORISMO E INCLUSÃO SOCIOPRODUTIVA	0	93.310.797	212.476.001	152.946.976	437.791.760
Funcao						
04	ADMINISTRAÇÃO	27.935.048	38.676.503	37.898.329	38.477.555	35.759.534
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	0	0
23	COMÉRCIO E SERVIÇOS	2.031.243.267	93.310.797	212.476.001	174.746.443	459.591.227
28	ENCARGOS ESPECIAIS	49.092.816	513.000	20.013.000	13.000	13.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	26.708.786	37.060.655	36.282.481	40.072.759	38.708.621
131	COMUNICAÇÃO SOCIAL	0	500.000	500.000	18.480.000	17.126.117
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.024.812	913.542	913.542	1.246.708	1.246.708
691	PROMOÇÃO COMERCIAL	2.031.243.267	93.310.797	212.476.001	152.946.976	437.791.760
846	OUTROS ENCARGOS ESPECIAIS	49.294.265	715.306	20.215.306	490.555	490.555
UO						
69101	MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE - ADMINISTRAÇÃO DIRETA	100.493.453	132.600.300	270.487.330	213.236.998	495.363.761
GND						
1	PESSOAL E ENCARGOS SOCIAIS	15.462.134	20.901.693	20.901.693	21.043.314	21.043.314
3	OUTRAS DESPESAS CORRENTES	2.092.728.260	106.590.163	241.724.268	168.693.684	436.877.104
4	INVESTIMENTOS	80.737	5.108.444	7.861.369	23.500.000	37.443.343

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**21.043.314**		**436.877.104**	**37.443.343**				**495.363.761**
Total	**21.043.314**	**0**	**436.877.104**	**37.443.343**	**0**	**0**	**0**	**495.363.761**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 69000 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE

Unidade: 69101 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		100.493.453	132.600.300	270.487.330	213.236.998	495.363.761
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	27.935.048	38.776.503	37.998.329	60.277.022	57.559.001
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	13.000	13.000
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	49.092.816	500.000	20.000.000	0	0
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	23.465.589	0	0	0	0
2802	EMPREENDEDORISMO E INCLUSÃO SOCIOPRODUTIVA	0	93.310.797	212.476.001	152.946.976	437.791.760
Funcao						
04	ADMINISTRAÇÃO	27.935.048	38.676.503	37.898.329	38.477.555	35.759.534
09	PREVIDÊNCIA SOCIAL	0	100.000	100.000	0	0
23	COMÉRCIO E SERVIÇOS	23.465.589	93.310.797	212.476.001	174.746.443	459.591.227
28	ENCARGOS ESPECIAIS	49.092.816	513.000	20.013.000	13.000	13.000
Subfuncao						
122	ADMINISTRAÇÃO GERAL	26.708.786	37.060.655	36.282.481	40.072.759	38.708.621
131	COMUNICAÇÃO SOCIAL	0	500.000	500.000	18.480.000	17.126.117
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	100.000	100.000	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.024.812	913.542	913.542	1.246.708	1.246.708
691	PROMOÇÃO COMERCIAL	23.465.589	93.310.797	212.476.001	152.946.976	437.791.760
846	OUTROS ENCARGOS ESPECIAIS	49.294.265	715.306	20.215.306	490.555	490.555
GND						
1	PESSOAL E ENCARGOS SOCIAIS	15.462.134	20.901.693	20.901.693	21.043.314	21.043.314
3	OUTRAS DESPESAS CORRENTES	84.950.582	106.590.163	241.724.268	168.693.684	436.877.104
4	INVESTIMENTOS	80.737	5.108.444	7.861.369	23.500.000	37.443.343

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**21.043.314**		**436.877.104**	**37.443.343**				**495.363.761**
Total	**21.043.314**	**0**	**436.877.104**	**37.443.343**	**0**	**0**	**0**	**495.363.761**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 69000 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE

Unidade: 69101 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**57.559.001**
	Atividade								**57.081.446**
0032 **2000**	**Administração da Unidade**	04 122							**17.255.862**
0032 2000 **0001**	Administração da Unidade - **Nacional**								17.255.862
			F	3-ODC	2	90	0	1000	15.773.080
			F	4-INV	2	90	0	1000	1.482.782
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	23 331							**151.200**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								151.200
			F	3-ODC	1	90	0	1000	151.200
0032 **20TP**	**Ativos Civis da União**	23 122							**20.552.759**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								20.552.759
			F	1-PES	1	90	0	1000	20.552.759
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	23 331							**1.095.508**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.095.508
			F	3-ODC	1	90	0	1000	1.095.508
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**900.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								900.000
	Agente público beneficiado (unidade): 30		F	3-ODC	2	90	0	1000	900.000
0032 **4641**	**Publicidade de Utilidade Pública**	04 131							**17.126.117**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								17.126.117
			F	3-ODC	2	90	0	1000	17.126.117
	Operação Especial								**477.555**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**477.555**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								477.555
			F	1-PES	0	91	0	1000	477.555
0909	**Operações Especiais: Outros Encargos Especiais**								**13.000**
	Operação Especial								**13.000**
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
2802	**Empreendedorismo e Inclusão Socioprodutiva**								**437.791.760**
	Atividade								**437.791.760**
2802 **210C**	**Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato**	23 691							**437.791.760**
2802 210C **0001**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **Nacional**								343.941.760
	Empresa apoiada (unidade): 1.283.166		F	3-ODC	2	90	0	1000	303.596.199
			F	3-ODC	6	50	0	1000	1.700.000
			F	3-ODC	6	99	0	1000	5.700.000
			F	4-INV	2	90	0	1000	31.945.561
			F	4-INV	6	50	0	1000	300.000
			F	4-INV	6	99	0	1000	700.000
2802 210C **0011**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Rondônia**								100.000
	Empresa apoiada (unidade): 10		F	3-ODC	6	50	0	1000	100.000
2802 210C **0013**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Amazonas**								2.000.000
	Empresa apoiada (unidade): 500		F	3-ODC	6	40	0	1000	2.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 69000 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE

Unidade: 69101 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2802	210C	**0014**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Roraima**								300.000
			Empresa apoiada (unidade): 50		F	4-INV	6	99	0	1000	300.000
2802	210C	**0017**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Tocantins**								200.000
			Empresa apoiada (unidade): 139		F	3-ODC	6	50	0	1000	200.000
2802	210C	**0021**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Maranhão**								500.000
			Empresa apoiada (unidade): 2		F	3-ODC	6	50	0	1000	200.000
					F	4-INV	6	30	0	1000	300.000
2802	210C	**0023**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Ceará**								1.000.000
			Empresa apoiada (unidade): 5		F	3-ODC	6	99	0	1000	900.000
					F	4-INV	6	99	0	1000	100.000
2802	210C	**0025**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado da Paraíba**								500.000
			Empresa apoiada (unidade): 223		F	3-ODC	6	99	0	1000	500.000
2802	210C	**0026**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Pernambuco**								1.400.000
			Empresa apoiada (unidade): 103		F	3-ODC	6	99	0	1000	725.000
					F	4-INV	6	50	0	1000	150.000
					F	4-INV	6	99	0	1000	525.000
2802	210C	**0028**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Sergipe**								100.000
			Empresa apoiada (unidade): 3		F	3-ODC	6	99	0	1000	30.000
					F	4-INV	6	99	0	1000	70.000
2802	210C	**0029**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado da Bahia**								1.600.000
			Empresa apoiada (unidade): 5		F	3-ODC	6	99	0	1000	1.400.000
					F	4-INV	6	99	0	1000	200.000
2802	210C	**0031**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Minas Gerais**								600.000
			Empresa apoiada (unidade): 2		F	3-ODC	6	99	0	1000	300.000
					F	4-INV	6	99	0	1000	300.000
2802	210C	**0032**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Espírito Santo**								12.500.000
			Empresa apoiada (unidade): 37.500		F	3-ODC	6	50	0	1000	6.800.000
					F	3-ODC	6	99	0	1000	5.700.000
2802	210C	**0033**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Rio de Janeiro**								1.100.000
			Empresa apoiada (unidade): 101		F	3-ODC	6	50	0	1000	400.000
					F	4-INV	6	50	0	1000	200.000
					F	4-INV	6	99	0	1000	500.000
2802	210C	**0035**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de São Paulo**								2.600.000
			Empresa apoiada (unidade): 5		F	3-ODC	6	50	0	1000	1.000.000
					F	3-ODC	6	99	0	1000	1.480.000
					F	4-INV	6	99	0	1000	120.000
2802	210C	**0041**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado do Paraná**								1.900.000
			Empresa apoiada (unidade): 6		F	3-ODC	6	99	0	1000	1.900.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 69000 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE

Unidade: 69101 MINISTÉRIO DO EMPREENDEDORISMO, DA MICROEMPRESA E DA EMPRESA DE PEQUENO PORTE - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2802 210C **0042**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Santa Catarina**								800.000
	Empresa apoiada (unidade): 5		F	3-ODC	6	40	0	1000	300.000
			F	3-ODC	6	50	0	1000	250.000
			F	4-INV	6	50	0	1000	250.000
2802 210C **0052**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Estado de Goiás**								1.000.000
	Empresa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	1.000.000
2802 210C **0053**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **No Distrito Federal**								200.000
	Empresa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
2802 210C **7000**	Promoção do Desenvolvimento de Micro e Pequenas Empresas, Microempreendedor Individual, Potencial Empreendedor e Artesanato - **SEBRAE - no Estado do Espírito Santo**								65.450.000
	Empresa apoiada (unidade): 40		F	3-ODC	7	50	0	1000	65.450.000
Total									**495.363.761**

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		57.749.111.167	111.299.101.812	110.162.723.986	132.146.606.079	136.067.356.198
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.200.348	927.908.470	927.908.470	2.245.068.953	2.245.068.953
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	36.603.570.619	55.665.884.469	55.664.884.469	52.246.908.166	52.246.908.166
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	0	0	18.134.899.507	24.674.702.777	24.762.323.258
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	17.886.266.287	28.551.482.097	7.487.541.018	36.277.564.842	40.225.427.813
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.453.842.354	1.319.337.375	1.319.337.375	1.399.261.411	1.399.261.411
0911	OPERAÇÕES ESPECIAIS - REMUNERAÇÃO DE AGENTES FINANCEIROS	1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129
0913	OPERAÇÕES ESPECIAIS - INTEGRALIZAÇÃO DE COTAS EM BANCOS INTERNACIONAIS E RECOMPOSIÇÃO DE FUNDOS INTERNACIONAIS	589.834.952	589.351.796	522.400.714	735.693.488	735.693.488
0999	RESERVA DE CONTINGÊNCIA	0	22.873.108.164	21.793.395.067	13.171.597.662	13.156.864.329
2318	GESTÃO DE RISCOS E DE DESASTRES	185.833.601	162.425.312	162.425.312	186.204.651	186.204.651
Funcao						
04	ADMINISTRAÇÃO	2.200.348	927.908.470	927.908.470	2.245.068.953	2.245.068.953
28	ENCARGOS ESPECIAIS	57.746.910.819	87.498.085.178	84.441.420.449	116.729.939.464	120.665.422.916
99	RESERVA DE CONTINGÊNCIA	0	22.873.108.164	21.793.395.067	13.171.597.662	13.156.864.329
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.200.348	3.392.126	3.392.126	1.000.000	1.000.000
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	924.516.344	924.516.344	2.244.068.953	2.244.068.953
846	OUTROS ENCARGOS ESPECIAIS	57.746.910.819	87.498.085.178	84.441.420.449	116.729.939.464	120.665.422.916
999	RESERVA DE CONTINGÊNCIA	0	22.873.108.164	21.793.395.067	13.171.597.662	13.156.864.329
UO						
71101	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	12.137.540.434	7.053.489.748	7.124.448.176	24.922.083.722	24.922.283.722
71102	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO	2.043.677.306	22.202.875.215	21.056.211.036	14.729.101.554	14.714.368.221
71103	ENCARGOS FINANCEIROS DA UNIÃO - PAGAMENTO DE SENTENÇAS JUDICIAIS	36.603.570.619	54.780.824.875	54.779.824.875	51.267.411.989	51.267.411.989
71104	REMUNERAÇÃO DE AGENTES FINANCEIROS - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129
71903	FUNDO SOCIAL - FS	0	21.134.908.477	21.134.908.477	24.674.703.777	24.762.324.258
71904	FUNDO DE ESTABILIDADE DO SEGURO RURAL - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	18.803.916	85.556.180	85.556.180	53.122.441	53.122.441
71905	FUNDO DE GARANTIA À EXPORTAÇÃO - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	956.436.109	4.831.843.188	4.831.843.188	14.276.721.661	14.276.721.661
71906	FUNDO ESPECIAL DE FINANCIAMENTO DE CAMPANHAS	4.961.519.777	0	0	1.013.856.806	4.961.519.777
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.025.791.479	28.410.931.313	27.330.218.216	22.138.279.685	22.123.546.352
3	OUTRAS DESPESAS CORRENTES	47.227.773.805	53.748.323.480	53.687.076.731	49.809.164.613	53.656.827.584
5	INVERSÕES FINANCEIRAS	7.495.545.883	24.626.603.694	24.632.185.714	56.295.135.805	56.382.956.286
9	RESERVA DE CONTINGÊNCIA	0	4.513.243.325	4.513.243.325	3.904.025.976	3.904.025.976

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**22.123.546.352**		**52.939.827.584**		**31.620.633.028**			**106.684.006.964**
1050			**717.000.000**		**3.710.133.720**		**3.395.198.721**	**7.822.332.441**
1052							**217.645.381**	**217.645.381**
1074							**291.181.874**	**291.181.874**
1147					**21.052.189.538**			**21.052.189.538**
Total	**22.123.546.352**	**0**	**53.656.827.584**	**0**	**56.382.956.286**	**0**	**3.904.025.976**	**136.067.356.198**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71101 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		12.137.540.434	7.053.489.748	7.124.448.176	24.922.083.722	24.922.283.722
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	11.951.706.834	6.223.693.322	6.294.651.750	24.444.697.197	24.444.897.197
0999	RESERVA DE CONTINGÊNCIA	0	667.371.114	667.371.114	291.181.874	291.181.874
2318	GESTÃO DE RISCOS E DE DESASTRES	185.833.601	162.425.312	162.425.312	186.204.651	186.204.651
Funcao						
28	ENCARGOS ESPECIAIS	12.137.540.434	6.386.118.634	6.457.077.062	24.630.901.848	24.631.101.848
99	RESERVA DE CONTINGÊNCIA	0	667.371.114	667.371.114	291.181.874	291.181.874
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	12.137.540.434	6.386.118.634	6.457.077.062	24.630.901.848	24.631.101.848
999	RESERVA DE CONTINGÊNCIA	0	667.371.114	667.371.114	291.181.874	291.181.874
GND						
3	OUTRAS DESPESAS CORRENTES	6.087.540.434	6.185.118.634	6.185.118.634	7.026.033.786	7.026.033.786
5	INVERSOES FINANCEIRAS	6.050.000.000	201.000.000	271.958.428	17.604.868.062	17.605.068.062
9	RESERVA DE CONTINGENCIA	0	667.371.114	667.371.114	291.181.874	291.181.874

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**7.026.033.786**		**17.605.068.062**			**24.631.101.848**
1074							**291.181.874**	**291.181.874**
Total	**0**	**0**	**7.026.033.786**	**0**	**17.605.068.062**	**0**	**291.181.874**	**24.922.283.722**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71101 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**24.444.897.197**
	Operação Especial								**24.444.897.197**
0909 **00EE**	**Integralização de Cotas no Fundo Garantidor de Operações (FGO) para o Programa Nacional de Apoio às Microempresas e Empresas de Pequeno Porte (Pronampe)**	28 846							**10.000.000**
0909 00EE **0001**	Integralização de Cotas no Fundo Garantidor de Operações (FGO) para o Programa Nacional de Apoio às Microempresas e Empresas de Pequeno Porte (Pronampe) - **Nacional** Operação realizada (unidade): 1								10.000.000
			F	5-IFI	2	90	0	1000	10.000.000
0909 **00M3**	**Subvenção Econômica nas Operações de Financiamento ao Setor Produtivo para o Desenvolvimento Regional (Lei nº 12.712, de 2012)**	28 846							**11.483.171**
0909 00M3 **0001**	Subvenção Econômica nas Operações de Financiamento ao Setor Produtivo para o Desenvolvimento Regional (Lei nº 12.712, de 2012) - **Nacional**								11.483.171
			F	3-ODC	1	90	0	1000	11.483.171
0909 **00V3**	**Ressarcimento das Contas do PIS/PASEP (ADCT, art. 121)**	28 846							**210.156.425**
0909 00V3 **0001**	Ressarcimento das Contas do PIS/PASEP (ADCT, art. 121) - **Nacional** Beneficiário atendido (unidade): 75.056								210.156.425
			F	3-ODC	1	90	0	1000	210.156.425
0909 **00XB**	**Transferência ao Fundo de Compensação de Benefícios Fiscais ou Financeiro-Fiscais - FCBF (EC Nº 132, art. 12, § 1º)**	28 846							**17.594.868.062**
0909 00XB **0001**	Transferência ao Fundo de Compensação de Benefícios Fiscais ou Financeiro-Fiscais - FCBF (EC Nº 132, art. 12, § 1º) - **Nacional**								17.594.868.062
			F	5-IFI	0	90	0	1000	17.594.868.062
0909 **0265**	**Indenizações e Restituições relativas ao Programa de Garantia da Atividade Agropecuária - PROAGRO (Lei nº 8.171, de 1991)**	28 846							**6.618.189.539**
0909 0265 **0001**	Indenizações e Restituições relativas ao Programa de Garantia da Atividade Agropecuária - PROAGRO (Lei nº 8.171, de 1991) - **Nacional**								6.618.189.539
			F	3-ODC	1	90	0	1000	6.618.189.539
0909 **0EE1**	**(VETADO)**	(VETADO)							**(VETADO)**
0909 0EE1 **0001**	(VETADO)								(VETADO)
									(VETADO)
0999	**Reserva de Contingência**								**291.181.874**
	Operação Especial								**291.181.874**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**291.181.874**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								291.181.874
			F	9-RES	0	99	0	1074	291.181.874
2318	**Gestão de Riscos e de Desastres**								**186.204.651**
	Operação Especial								**186.204.651**
2318 **000K**	**Subvenção Econômica em Operações de Financiamento no âmbito do Programa de Sustentação do Investimento - PSI e do Programa Emergencial de Reconstrução de Municípios Afetados por Desastres Naturais (Leis nº 12.096, de 2009 e nº 12.409, de 2011)**	28 846							**186.204.651**
2318 000K **0001**	Subvenção Econômica em Operações de Financiamento no âmbito do Programa de Sustentação do Investimento - PSI e do Programa Emergencial de Reconstrução de Municípios Afetados por Desastres Naturais (Leis nº 12.096, de 2009 e nº 12.409, de 2011) - **Nacional**								186.204.651
			F	3-ODC	1	90	0	1000	186.204.651
Total									**24.922.283.722**

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.043.677.306	22.202.875.215	21.056.211.036	14.729.101.554	14.714.368.221
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	924.516.344	924.516.344	2.244.068.953	2.244.068.953
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	0	885.059.594	885.059.594	979.496.177	979.496.177
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	124.745.267	124.745.267	103.009.839	103.009.839
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	1.453.842.354	1.319.337.375	1.319.337.375	1.399.261.411	1.399.261.411
0913	OPERAÇÕES ESPECIAIS - INTEGRALIZAÇÃO DE COTAS EM BANCOS INTERNACIONAIS E RECOMPOSIÇÃO DE FUNDOS INTERNACIONAIS	589.834.952	589.351.796	522.400.714	735.693.488	735.693.488
0999	RESERVA DE CONTINGÊNCIA	0	18.359.864.839	17.280.151.742	9.267.571.686	9.252.838.353
Funcao						
04	ADMINISTRAÇÃO	0	924.516.344	924.516.344	2.244.068.953	2.244.068.953
28	ENCARGOS ESPECIAIS	2.043.677.306	2.918.494.032	2.851.542.950	3.217.460.915	3.217.460.915
99	RESERVA DE CONTINGÊNCIA	0	18.359.864.839	17.280.151.742	9.267.571.686	9.252.838.353
Subfuncao						
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	924.516.344	924.516.344	2.244.068.953	2.244.068.953
846	OUTROS ENCARGOS ESPECIAIS	2.043.677.306	2.918.494.032	2.851.542.950	3.217.460.915	3.217.460.915
999	RESERVA DE CONTINGÊNCIA	0	18.359.864.839	17.280.151.742	9.267.571.686	9.252.838.353
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	18.886.094.875	17.806.381.778	9.840.213.380	9.825.480.047
3	OUTRAS DESPESAS CORRENTES	1.463.424.763	2.759.348.544	2.757.773.870	4.153.194.686	4.153.194.686
5	INVERSOES FINANCEIRAS	580.252.543	557.431.796	492.055.388	735.693.488	735.693.488

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**9.825.480.047**		**4.153.194.686**		**735.693.488**			**14.714.368.221**
Total	**9.825.480.047**	**0**	**4.153.194.686**	**0**	**735.693.488**	**0**	**0**	**14.714.368.221**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.244.068.953**
	Atividade								**2.244.068.953**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**648.271.476**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								648.271.476
			F	3-ODC	1	90	0	1000	648.271.476
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**1.595.797.477**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.595.797.477
			F	3-ODC	1	90	0	1000	1.595.797.477
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**979.496.177**
	Operação Especial								**979.496.177**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**715.590.735**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								715.590.735
			F	1-PES	1	90	0	1000	308.736.252
			F	3-ODC	1	90	0	1000	406.854.483
0901 **00QG**	**Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais**	28 846							**119.957.019**
0901 00QG **0001**	Anistiados Políticos - Retroativos Concedidos por Decisões Judiciais - **Nacional**								119.957.019
			S	1-PES	1	90	0	1000	119.957.019
0901 **00QY**	**Acordos referentes a passivos atuariais de estatais dependentes**	28 846							**143.948.423**
0901 00QY **0001**	Acordos referentes a passivos atuariais de estatais dependentes - **Nacional**								143.948.423
			F	1-PES	1	90	0	1000	143.948.423
0909	**Operações Especiais: Outros Encargos Especiais**								**103.009.839**
	Operação Especial								**103.009.839**
0909 **00OM**	**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**33.009.839**
0909 00OM **0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								33.009.839
			F	3-ODC	1	90	0	1000	33.009.839
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**50.000.000**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								50.000.000
			S	3-ODC	1	90	0	1000	50.000.000
0909 **0739**	**Indenização a Anistiados Políticos**	28 846							**20.000.000**
0909 0739 **0001**	Indenização a Anistiados Políticos - **Nacional**								20.000.000
			S	3-ODC	1	90	0	1000	20.000.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**1.399.261.411**
	Operação Especial								**1.399.261.411**
0910 **0069**	**Contribuição ao Centro Pan-Americano de Febre Aftosa - PANAFTOSA (MAPA)**	28 846							**20.196.864**
0910 0069 **0001**	Contribuição ao Centro Pan-Americano de Febre Aftosa - PANAFTOSA (MAPA) - **Nacional**								20.196.864
			F	3-ODC	1	80	0	1000	20.196.864
0910 **0070**	**Contribuição ao Instituto Interamericano de Cooperação para a Agricultura - IICA (MAPA)**	28 846							**21.192.768**
0910 0070 **0002**	Contribuição ao Instituto Interamericano de Cooperação para a Agricultura - IICA (MAPA) - **Exterior**								21.192.768
			F	3-ODC	1	80	0	1000	21.192.768
0910 **0074**	**Contribuição à Organização das Nações Unidas para a Alimentação e Agricultura - FAO (MRE)**	28 846							**60.175.872**
0910 0074 **0002**	Contribuição à Organização das Nações Unidas para a Alimentação e Agricultura - FAO (MRE) - **Exterior**								60.175.872
			F	3-ODC	1	80	0	1000	60.175.872
0910 **0089**	**Contribuição à União Internacional de Telecomunicações - UIT (MC)**	28 846							**25.795.032**
0910 0089 **0002**	Contribuição à União Internacional de Telecomunicações - UIT (MC) - **Exterior**								25.795.032
			F	3-ODC	1	80	0	1000	25.795.032
0910 **00B7**	**Contribuição à Organização dos Estados Americanos - OEA (MRE)**	28 846							**67.712.256**

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00B7 **0002**	Contribuição à Organização dos Estados Americanos - OEA (MRE) - **Exterior**								67.712.256
			F	3-ODC	1	80	0	1000	67.712.256
0910 **00BA**	**Contribuição à Organização das Nações Unidas para a Educação, a Ciência e a Cultura - UNESCO (MRE)**	28 846							**27.846.580**
0910 00BA **0002**	Contribuição à Organização das Nações Unidas para a Educação, a Ciência e a Cultura - UNESCO (MRE) - **Exterior**								27.846.580
			F	3-ODC	1	80	0	1000	27.846.580
0910 **00BC**	**Contribuição à Agência Brasileiro-Argentina de Contabilidade e Controle de Materiais Nucleares - ABACC (MRE)**	28 846							**13.087.152**
0910 00BC **0002**	Contribuição à Agência Brasileiro-Argentina de Contabilidade e Controle de Materiais Nucleares - ABACC (MRE) - **Exterior**								13.087.152
			F	3-ODC	1	80	0	1000	13.087.152
0910 **00BG**	**Contribuição à Comissão Preparatória da Organização do Tratado de Proibição Completa de Testes Nucleares - CTBTO (MRE)**	28 846							**17.122.405**
0910 00BG **0002**	Contribuição à Comissão Preparatória da Organização do Tratado de Proibição Completa de Testes Nucleares - CTBTO (MRE) - **Exterior**								17.122.405
			F	3-ODC	1	80	0	1000	17.122.405
0910 **00E8**	**Contribuição à Organização Internacional para as Migrações - OIM (MJSP)**	28 846							**11.656.714**
0910 00E8 **0002**	Contribuição à Organização Internacional para as Migrações - OIM (MJSP) - **Exterior**								11.656.714
			F	3-ODC	1	80	0	1000	11.656.714
0910 **00UT**	**Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica**	28 846							**126.402.489**
0910 00UT **0002**	Contribuições Regulares a Organismos de Direito Internacional Público sem Exigência de Programação Específica - **Exterior**								126.402.489
			F	3-ODC	1	80	0	1000	126.402.489
0910 **00W5**	**Contribuição ao Escritório da Organização Mundial de Turismo - OMT no Brasil (MTUR)**	28 846							**28.800.000**
0910 00W5 **0002**	Contribuição ao Escritório da Organização Mundial de Turismo - OMT no Brasil (MTUR) - **Exterior**								28.800.000
			F	3-ODC	1	80	0	1000	28.800.000
0910 **00W8**	**Contribuição à Organização Europeia para a Pesquisa Nuclear – CERN (MCTI)**	28 846							**74.701.549**
0910 00W8 **0002**	Contribuição à Organização Europeia para a Pesquisa Nuclear – CERN (MCTI) - **Exterior**								74.701.549
			F	3-ODC	1	80	0	1000	74.701.549
0910 **0113**	**Contribuição ao Fundo de Cooperação Técnica da Agência Internacional de Energia Atômica - AIEA FCT (MRE)**	28 846							**12.696.537**
0910 0113 **0002**	Contribuição ao Fundo de Cooperação Técnica da Agência Internacional de Energia Atômica - AIEA FCT (MRE) - **Exterior**								12.696.537
			F	3-ODC	1	80	0	1000	12.696.537
0910 **0128**	**Contribuição à Organização das Nações Unidas - ONU (MRE)**	28 846							**506.465.441**
0910 0128 **0002**	Contribuição à Organização das Nações Unidas - ONU (MRE) - **Exterior**								506.465.441
			F	3-ODC	1	80	0	1000	506.465.441
0910 **0218**	**Contribuição à Organização Pan-Americana de Saúde - OPAS (MS)**	28 846							**70.090.376**
0910 0218 **0002**	Contribuição à Organização Pan-Americana de Saúde - OPAS (MS) - **Exterior**								70.090.376
			F	3-ODC	1	80	0	1000	70.090.376
0910 **0221**	**Contribuição à Organização Mundial de Saúde - OMS (MS)**	28 846							**89.879.040**
0910 0221 **0002**	Contribuição à Organização Mundial de Saúde - OMS (MS) - **Exterior**								89.879.040
			F	3-ODC	1	80	0	1000	89.879.040
0910 **0420**	**Contribuição à Organização Mundial de Meteorologia - OMM (MAPA)**	28 846							**9.975.023**
0910 0420 **0002**	Contribuição à Organização Mundial de Meteorologia - OMM (MAPA) - **Exterior**								9.975.023
			F	3-ODC	1	80	0	1000	9.975.023
0910 **0539**	**Contribuição ao Fundo Multilateral de Investimentos - FUMIN (MPO)**	28 846							**8.500.000**
0910 0539 **0002**	Contribuição ao Fundo Multilateral de Investimentos - FUMIN (MPO) - **Exterior**								8.500.000
			F	3-ODC	1	80	0	1000	8.500.000
0910 **0869**	**Contribuição à Agência Internacional de Energia Atômica - AIEA (MRE)**	28 846							**63.078.578**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO PLANEJAMENTO E ORÇAMENTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 0869 **0002**	Contribuição à Agência Internacional de Energia Atômica - AIEA (MRE) - **Exterior**								63.078.578
			F	3-ODC	1	80	0	1000	63.078.578
0910 **0872**	**Contribuição à Organização Mundial do Comércio - OMC (MRE)**	28 846							**16.619.726**
0910 0872 **0002**	Contribuição à Organização Mundial do Comércio - OMC (MRE) - **Exterior**								16.619.726
			F	3-ODC	1	80	0	1000	16.619.726
0910 **0873**	**Contribuição à Organização Internacional do Trabalho - OIT (MRE)**	28 846							**70.072.445**
0910 0873 **0002**	Contribuição à Organização Internacional do Trabalho - OIT (MRE) - **Exterior**								70.072.445
			F	3-ODC	1	80	0	1000	70.072.445
0910 **0B73**	**Contribuição à Organização das Nações Unidas para o Desenvolvimento Industrial - UNIDO (MRE)**	28 846							**16.294.942**
0910 0B73 **0002**	Contribuição à Organização das Nações Unidas para o Desenvolvimento Industrial - UNIDO (MRE) - **Exterior**								16.294.942
			F	3-ODC	1	80	0	1000	16.294.942
0910 **0B75**	**Contribuição ao Tribunal Penal Internacional - TPI (MRE)**	28 846							**40.899.622**
0910 0B75 **0002**	Contribuição ao Tribunal Penal Internacional - TPI (MRE) - **Exterior**								40.899.622
			F	3-ODC	1	80	0	1000	40.899.622
0913	**Operações Especiais - Integralização de Cotas em Bancos Internacionais e Recomposição de Fundos Internacionais**								**735.693.488**
	Operação Especial								**735.693.488**
0913 **00OP**	**Integralização de Cotas em Rodadas Específicas de Capital de Bancos Internacionais**	28 846							**674.652.769**
0913 00OP **0002**	Integralização de Cotas em Rodadas Específicas de Capital de Bancos Internacionais - **Exterior**								674.652.769
			F	5-IFI	2	90	0	1000	674.652.769
0913 **00V2**	**Recomposição a Fundos Internacionais**	28 846							**61.040.719**
0913 00V2 **0002**	Recomposição a Fundos Internacionais - **Exterior**								61.040.719
			F	5-IFI	2	90	0	1000	61.040.719
0999	**Reserva de Contingência**								**9.252.838.353**
	Operação Especial								**9.252.838.353**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**884.033.905**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								884.033.905
			F	1-PES	0	90	0	1000	110.383.984
			F	1-PES	0	91	0	1000	773.649.921
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**8.368.804.448**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								8.368.804.448
			F	1-PES	1	90	0	1000	8.368.804.448
Total									**14.714.368.221**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71103 ENCARGOS FINANCEIROS DA UNIÃO - PAGAMENTO DE SENTENÇAS JUDICIAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		36.603.570.619	54.780.824.875	54.779.824.875	51.267.411.989	51.267.411.989
Programa						
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	36.603.570.619	54.780.824.875	54.779.824.875	51.267.411.989	51.267.411.989
Funcao						
28	ENCARGOS ESPECIAIS	36.603.570.619	54.780.824.875	54.779.824.875	51.267.411.989	51.267.411.989
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	36.603.570.619	54.780.824.875	54.779.824.875	51.267.411.989	51.267.411.989
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.025.791.479	9.524.836.438	9.523.836.438	12.298.066.305	12.298.066.305
3	OUTRAS DESPESAS CORRENTES	32.712.485.800	42.522.716.046	42.522.716.046	35.689.474.206	35.689.474.206
5	INVERSOES FINANCEIRAS	865.293.340	2.733.272.391	2.733.272.391	3.279.871.478	3.279.871.478

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**12.298.066.305**		**35.689.474.206**		**3.279.871.478**			**51.267.411.989**
Total	**12.298.066.305**	**0**	**35.689.474.206**	**0**	**3.279.871.478**	**0**	**0**	**51.267.411.989**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71103 ENCARGOS FINANCEIROS DA UNIÃO - PAGAMENTO DE SENTENÇAS JUDICIAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**51.267.411.989**
	Operação Especial								**51.267.411.989**
0901 **0005**	**Sentenças Judiciais Transitadas em Julgado (Precatórios)**	28 846							**3.163.803.556**
0901 0005 **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - **Nacional**								3.163.803.556
			F	1-PES	1	90	0	1000	749.390.401
			F	3-ODC	1	90	0	1000	2.414.413.155
0901 **00G5**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais decorrente do Pagamento de Precatórios e Requisições de Pequeno Valor**	28 846							**997.897.812**
0901 00G5 **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais decorrente do Pagamento de Precatórios e Requisições de Pequeno Valor - **Nacional**								997.897.812
			F	1-PES	0	90	0	1000	997.897.812
0901 **00WU**	**Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite**	28 846							**29.784.113.877**
0901 00WU **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios) - Excedentes ao sublimite - **Nacional**								29.784.113.877
			F	1-PES	1	90	0	1000	8.219.813.039
			F	3-ODC	1	90	0	1000	18.297.168.107
			F	5-IFI	1	90	0	1000	3.267.132.731
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**6.582.916.178**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								6.582.916.178
			F	1-PES	1	90	0	1000	2.330.965.053
			F	3-ODC	1	90	0	1000	4.239.212.378
			F	5-IFI	1	90	0	1000	12.738.747
0901 **0EC7**	**Sentenças Judiciais Transitadas em Julgado (Precatórios relativos à complementação da União ao Fundef)**	28 846							**10.738.680.566**
0901 0EC7 **0001**	Sentenças Judiciais Transitadas em Julgado (Precatórios relativos à complementação da União ao Fundef) - **Nacional**								10.738.680.566
			F	3-ODC	1	90	0	1000	10.738.680.566
Total									**51.267.411.989**

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71104 REMUNERAÇÃO DE AGENTES FINANCEIROS - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129
Programa						
0911	OPERAÇÕES ESPECIAIS - REMUNERAÇÃO DE AGENTES FINANCEIROS	1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129
Funcao						
28	ENCARGOS ESPECIAIS	1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129
GND						
3	OUTRAS DESPESAS CORRENTES	1.027.563.005	1.209.604.129	1.149.932.054	1.209.604.129	1.109.604.129

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.109.604.129**					**1.109.604.129**
Total	**0**	**0**	**1.109.604.129**	**0**	**0**	**0**	**0**	**1.109.604.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71104 REMUNERAÇÃO DE AGENTES FINANCEIROS - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0911	**Operações Especiais - Remuneração de Agentes Financeiros**								**1.109.604.129**
	Operação Especial								**1.109.604.129**
0911 **00M4**	**Remuneração a Agentes Financeiros**	28 846							**1.109.604.129**
0911 00M4 **0001**	Remuneração a Agentes Financeiros - **Nacional**								1.109.604.129
	Instituição financeira remunerada (unidade): 17		F	3-ODC	2	90	0	1000	1.109.604.129
Total									**1.109.604.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71903 FUNDO SOCIAL - FS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	21.134.908.477	21.134.908.477	24.674.703.777	24.762.324.258
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	0	0	18.134.899.507	24.674.702.777	24.762.323.258
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	21.134.908.477	8.970	1.000	1.000
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	0	0	3.000.000.000	0	0
Funcao						
18	GESTÃO AMBIENTAL	0	0	3.000.000.000	0	0
28	ENCARGOS ESPECIAIS	0	21.134.908.477	18.134.908.477	24.674.703.777	24.762.324.258
Subfuncao						
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	0	0	3.000.000.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	0	21.134.908.477	18.134.908.477	24.674.703.777	24.762.324.258
GND						
3	OUTRAS DESPESAS CORRENTES	0	8.970	8.970	1.000	1.000
5	INVERSOES FINANCEIRAS	0	21.134.899.507	21.134.899.507	24.674.702.777	24.762.323.258

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.000**					**1.000**
1050					**3.710.133.720**			**3.710.133.720**
1147					**21.052.189.538**			**21.052.189.538**
Total	**0**	**0**	**1.000**	**0**	**24.762.323.258**	**0**	**0**	**24.762.324.258**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71903 FUNDO SOCIAL - FS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**24.762.323.258**
	Operação Especial								**24.762.323.258**
0902 **00XF**	**Financiamento de operações de crédito reembolsável no âmbito do Programa Minha Casa, Minha Vida (Lei nº 12.351, de 2010)**	28 846							**24.762.323.258**
0902 00XF **0001**	Financiamento de operações de crédito reembolsável no âmbito do Programa Minha Casa, Minha Vida (Lei nº 12.351, de 2010) - **Nacional**								24.762.323.258
			F	5-IFI	0	90	0	1050	3.710.133.720
			F	5-IFI	0	90	0	1147	21.052.189.538
0909	**Operações Especiais: Outros Encargos Especiais**								**1.000**
	Operação Especial								**1.000**
0909 **00JG**	**Operacionalização do Fundo Social - FS**	28 846							**1.000**
0909 00JG **0001**	Operacionalização do Fundo Social - FS - **Nacional**								1.000
			F	3-ODC	2	90	0	1000	1.000
Total									**24.762.324.258**

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71904 FUNDO DE ESTABILIDADE DO SEGURO RURAL - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		18.803.916	85.556.180	85.556.180	53.122.441	53.122.441
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.200.348	3.392.126	3.392.126	1.000.000	1.000.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	16.603.567	20.000.000	20.000.000	16.000.000	16.000.000
0999	RESERVA DE CONTINGÊNCIA	0	62.164.054	62.164.054	36.122.441	36.122.441
Funcao						
04	ADMINISTRAÇÃO	2.200.348	3.392.126	3.392.126	1.000.000	1.000.000
28	ENCARGOS ESPECIAIS	16.603.567	20.000.000	20.000.000	16.000.000	16.000.000
99	RESERVA DE CONTINGÊNCIA	0	62.164.054	62.164.054	36.122.441	36.122.441
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.200.348	3.392.126	3.392.126	1.000.000	1.000.000
846	OUTROS ENCARGOS ESPECIAIS	16.603.567	20.000.000	20.000.000	16.000.000	16.000.000
999	RESERVA DE CONTINGÊNCIA	0	62.164.054	62.164.054	36.122.441	36.122.441
GND						
3	OUTRAS DESPESAS CORRENTES	18.803.916	23.392.126	23.392.126	17.000.000	17.000.000
9	RESERVA DE CONTINGENCIA	0	62.164.054	62.164.054	36.122.441	36.122.441

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1050			**17.000.000**				**26.043.888**	**43.043.888**
1052							**10.078.553**	**10.078.553**
Total	**0**	**0**	**17.000.000**	**0**	**0**	**0**	**36.122.441**	**53.122.441**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71904 FUNDO DE ESTABILIDADE DO SEGURO RURAL - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.000.000**
	Atividade								**1.000.000**
0032 **216G**	**Operacionalização do Fundo de Estabilidade do Seguro Rural - FESR**	04 122							**1.000.000**
0032 216G **0001**	Operacionalização do Fundo de Estabilidade do Seguro Rural - FESR - **Nacional** Fundo apoiado (unidade): 1								1.000.000
			F	3-ODC	2	90	0	1050	1.000.000
0909	**Operações Especiais: Outros Encargos Especiais**								**16.000.000**
	Operação Especial								**16.000.000**
0909 **0026**	**Cobertura de Déficit nas Operações de Seguro Rural**	28 846							**16.000.000**
0909 0026 **0001**	Cobertura de Déficit nas Operações de Seguro Rural - **Nacional**								16.000.000
			F	3-ODC	2	90	0	1050	16.000.000
0999	**Reserva de Contingência**								**36.122.441**
	Operação Especial								**36.122.441**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**36.122.441**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								36.122.441
			F	9-RES	0	99	0	1050	26.043.888
			F	9-RES	0	99	0	1052	10.078.553
Total									**53.122.441**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71905 FUNDO DE GARANTIA À EXPORTAÇÃO - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		956.436.109	4.831.843.188	4.831.843.188	14.276.721.661	14.276.721.661
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	956.436.109	1.048.135.031	1.048.135.031	10.700.000.000	10.700.000.000
0999	RESERVA DE CONTINGÊNCIA	0	3.783.708.157	3.783.708.157	3.576.721.661	3.576.721.661
Funcao						
28	ENCARGOS ESPECIAIS	956.436.109	1.048.135.031	1.048.135.031	10.700.000.000	10.700.000.000
99	RESERVA DE CONTINGÊNCIA	0	3.783.708.157	3.783.708.157	3.576.721.661	3.576.721.661
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	956.436.109	1.048.135.031	1.048.135.031	10.700.000.000	10.700.000.000
999	RESERVA DE CONTINGÊNCIA	0	3.783.708.157	3.783.708.157	3.576.721.661	3.576.721.661
GND						
3	OUTRAS DESPESAS CORRENTES	956.436.109	1.048.135.031	1.048.135.031	700.000.000	700.000.000
5	INVERSÕES FINANCEIRAS	0	0	0	10.000.000.000	10.000.000.000
9	RESERVA DE CONTINGENCIA	0	3.783.708.157	3.783.708.157	3.576.721.661	3.576.721.661

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000					**10.000.000.000**			**10.000.000.000**
1050			**700.000.000**				**3.369.154.833**	**4.069.154.833**
1052							**207.566.828**	**207.566.828**
Total	**0**	**0**	**700.000.000**	**0**	**10.000.000.000**	**0**	**3.576.721.661**	**14.276.721.661**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71905 FUNDO DE GARANTIA À EXPORTAÇÃO - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**10.700.000.000**
	Operação Especial								**10.700.000.000**
0909 **0027**	**Pagamentos no âmbito do Seguro de Crédito à Exportação**	28 846							**700.000.000**
0909 0027 **0001**	Pagamentos no âmbito do Seguro de Crédito à Exportação - **Nacional**								564.000.000
			F	3-ODC	2	90	0	1050	564.000.000
0909 0027 **0002**	Pagamentos no âmbito do Seguro de Crédito à Exportação - **Exterior**								136.000.000
			F	3-ODC	2	90	0	1050	136.000.000
0909 **00XO**	**Financiamentos a Pessoas Físicas e Jurídicas de Direito Privado Exportadoras de Bens e Serviços, bem como seus Fornecedores, abrangidos pelo Plano Brasil Soberano**	28 846							**10.000.000.000**
0909 00XO **0001**	Financiamentos a Pessoas Físicas e Jurídicas de Direito Privado Exportadoras de Bens e Serviços, bem como seus Fornecedores, abrangidos pelo Plano Brasil Soberano - **Nacional**								10.000.000.000
	Financiamento concedido (unidade): 2.808		F	5-IFI	0	90	0	1000	10.000.000.000
0999	**Reserva de Contingência**								**3.576.721.661**
	Operação Especial								**3.576.721.661**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**3.576.721.661**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								3.576.721.661
			F	9-RES	0	99	0	1050	3.369.154.833
			F	9-RES	0	99	0	1052	207.566.828
Total									**14.276.721.661**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71906 FUNDO ESPECIAL DE FINANCIAMENTO DE CAMPANHAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.961.519.777	0	0	1.013.856.806	4.961.519.777
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.961.519.777	0	0	1.013.856.806	4.961.519.777
Funcao						
28	ENCARGOS ESPECIAIS	4.961.519.777	0	0	1.013.856.806	4.961.519.777
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	4.961.519.777	0	0	1.013.856.806	4.961.519.777
GND						
3	OUTRAS DESPESAS CORRENTES	4.961.519.777	0	0	1.013.856.806	4.961.519.777

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**4.961.519.777**					**4.961.519.777**
Total	**0**	**0**	**4.961.519.777**	**0**	**0**	**0**	**0**	**4.961.519.777**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 71000 ENCARGOS FINANCEIROS DA UNIÃO

Unidade: 71906 FUNDO ESPECIAL DE FINANCIAMENTO DE CAMPANHAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**4.961.519.777**
	Operação Especial								**4.961.519.777**
0909 **0EB8**	**Financiamento de Campanha Eleitoral**	28 846							**4.961.519.777**
0909 0EB8 **0001**	Financiamento de Campanha Eleitoral - **Nacional**								4.961.519.777
			F	3-ODC	1	50	0	1000	4.961.519.777
Total									**4.961.519.777**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	14.159.795.986	14.159.795.986	22.621.111.452	22.621.111.452
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	13.929.458.781	13.929.458.781	22.489.707.342	22.489.707.342
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	0	100.000.000	100.000.000	26.000	26.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	130.337.205	130.337.205	131.378.110	131.378.110
Funcao						
02	JUDICIÁRIA	0	100.000.000	100.000.000	26.000	26.000
04	ADMINISTRAÇÃO	0	538.219.669	538.219.669	2.846.359.645	2.846.359.645
09	PREVIDÊNCIA SOCIAL	0	13.192.388.141	13.192.388.141	19.343.551.302	19.343.551.302
11	TRABALHO	0	100.670.415	100.670.415	299.796.395	299.796.395
28	ENCARGOS ESPECIAIS	0	130.337.205	130.337.205	131.378.110	131.378.110
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	626.488.786	626.488.786	3.003.448.764	3.003.448.764
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	13.192.000.928	13.192.000.928	19.343.155.482	19.343.155.482
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	110.969.067	110.969.067	143.103.096	143.103.096
846	OUTROS ENCARGOS ESPECIAIS	0	230.337.205	230.337.205	131.404.110	131.404.110
UO						
72140	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO TRABALHO E EMPREGO	0	100.670.415	100.670.415	299.796.395	299.796.395
72146	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS	0	12.963.891.539	12.963.891.539	19.278.433.701	19.278.433.701
72152	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA DEFESA	0	1.000.000	1.000.000	1.000.000	1.000.000
72225	RECURSOS SOB SUPERVISÃO DA SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL	0	525.818.371	525.818.371	2.703.652.369	2.703.652.369
72233	RECURSOS SOB SUPERVISÃO DO INSTITUTO NACIONAL DO SEGURO SOCIAL	0	568.415.661	568.415.661	338.228.987	338.228.987
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	14.018.870.294	14.018.870.294	22.447.003.250	22.447.003.250
3	OUTRAS DESPESAS CORRENTES	0	140.925.692	140.925.692	174.108.202	174.108.202

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**300.823.516**		**174.108.202**					**474.931.718**
1001	**99.371.883**							**99.371.883**
1002	**19.200.474.209**							**19.200.474.209**
1032	**2.703.652.369**							**2.703.652.369**
1056	**142.681.273**							**142.681.273**
Total	**22.447.003.250**	**0**	**174.108.202**	**0**	**0**	**0**	**0**	**22.621.111.452**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72140 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO TRABALHO E EMPREGO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	100.670.415	100.670.415	299.796.395	299.796.395
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	100.670.415	100.670.415	299.796.395	299.796.395
Funcao						
11	TRABALHO	0	100.670.415	100.670.415	299.796.395	299.796.395
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	100.670.415	100.670.415	299.796.395	299.796.395
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	100.670.415	100.670.415	299.796.395	299.796.395

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**299.796.395**							**299.796.395**
Total	**299.796.395**	**0**	**0**	**0**	**0**	**0**	**0**	**299.796.395**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72140 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO TRABALHO E EMPREGO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**299.796.395**
	Atividade								**299.796.395**
0032 **21BW**	**Bônus de Eficiência e Produtividade de Servidores Inativos e Pensionistas da União**	11 122							**299.796.395**
0032 21BW **0001**	Bônus de Eficiência e Produtividade de Servidores Inativos e Pensionistas da União - **Nacional**								299.796.395
			F	1-PES	1	90	0	1000	299.796.395
Total									**299.796.395**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72146 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	12.963.891.539	12.963.891.539	19.278.433.701	19.278.433.701
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	12.834.360.317	12.834.360.317	19.197.915.087	19.197.915.087
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	0	50.000.000	50.000.000	13.000	13.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	79.531.222	79.531.222	80.505.614	80.505.614
Funcao						
02	JUDICIÁRIA	0	50.000.000	50.000.000	13.000	13.000
04	ADMINISTRAÇÃO	0	12.401.298	12.401.298	135.152.088	135.152.088
05	DEFESA NACIONAL	0	90.789.633	90.789.633	0	0
09	PREVIDÊNCIA SOCIAL	0	12.731.169.386	12.731.169.386	19.062.762.999	19.062.762.999
28	ENCARGOS ESPECIAIS	0	79.531.222	79.531.222	80.505.614	80.505.614
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	12.731.169.386	12.731.169.386	19.062.762.999	19.062.762.999
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	103.190.931	103.190.931	135.152.088	135.152.088
846	OUTROS ENCARGOS ESPECIAIS	0	129.531.222	129.531.222	80.518.614	80.518.614
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	12.830.757.136	12.830.757.136	19.112.290.120	19.112.290.120
3	OUTRAS DESPESAS CORRENTES	0	133.134.403	133.134.403	166.143.581	166.143.581

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**27.121**		**166.143.581**					**166.170.702**
1001	**49.500.000**							**49.500.000**
1002	**18.920.106.841**							**18.920.106.841**
1056	**142.656.158**							**142.656.158**
Total	**19.112.290.120**	**0**	**166.143.581**	**0**	**0**	**0**	**0**	**19.278.433.701**

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72146 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**19.197.915.087**
	Atividade								**135.152.088**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**113.307.168**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								113.307.168
			S	3-ODC	1	90	0	1000	113.307.168
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**21.844.920**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								21.844.920
			F	3-ODC	1	90	0	1000	21.844.920
	Operação Especial								**19.062.762.999**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**19.062.762.999**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								19.062.762.999
			S	1-PES	1	90	0	1002	18.920.106.841
			S	1-PES	1	90	0	1056	142.656.158
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**13.000**
	Operação Especial								**13.000**
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**13.000**
0033 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								13.000
			F	1-PES	0	91	0	1000	13.000
0909	**Operações Especiais: Outros Encargos Especiais**								**80.505.614**
	Operação Especial								**80.505.614**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**49.500.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								49.500.000
			S	1-PES	1	90	0	1001	49.500.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**30.991.493**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								30.991.493
			S	3-ODC	1	90	0	1000	30.991.493
Total									**19.278.433.701**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72152 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA DEFESA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	1.000.000	1.000.000	1.000.000	1.000.000
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	1.000.000	1.000.000	1.000.000	1.000.000
Funcao						
28	ENCARGOS ESPECIAIS	0	1.000.000	1.000.000	1.000.000	1.000.000
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	0	1.000.000	1.000.000	1.000.000	1.000.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	1.000.000	1.000.000	1.000.000	1.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.000.000**							**1.000.000**
Total	**1.000.000**	**0**	**0**	**0**	**0**	**0**	**0**	**1.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72152 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA DEFESA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**1.000.000**
	Operação Especial								**1.000.000**
0909 **00X4**	**Compensação Financeira entre o SPSMFA e os demais RPPS dos entes federados**	28 846							**1.000.000**
0909 00X4 **0001**	Compensação Financeira entre o SPSMFA e os demais RPPS dos entes federados - **Nacional**								1.000.000
			F	1-PES	1	90	0	1000	1.000.000
Total									**1.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72225 RECURSOS SOB SUPERVISÃO DA SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	525.818.371	525.818.371	2.703.652.369	2.703.652.369
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	525.818.371	525.818.371	2.703.652.369	2.703.652.369
Funcao						
04	ADMINISTRAÇÃO	0	525.818.371	525.818.371	2.703.652.369	2.703.652.369
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	525.818.371	525.818.371	2.703.652.369	2.703.652.369
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	525.818.371	525.818.371	2.703.652.369	2.703.652.369

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1032	**2.703.652.369**							**2.703.652.369**
Total	**2.703.652.369**	**0**	**0**	**0**	**0**	**0**	**0**	**2.703.652.369**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72225 RECURSOS SOB SUPERVISÃO DA SECRETARIA ESPECIAL DA RECEITA FEDERAL DO BRASIL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.703.652.369**
	Atividade								**2.703.652.369**
0032 **21BW**	**Bônus de Eficiência e Produtividade de Servidores Inativos e Pensionistas da União**	04 122							**2.703.652.369**
0032 21BW **0001**	Bônus de Eficiência e Produtividade de Servidores Inativos e Pensionistas da União - **Nacional**								2.703.652.369
			F	1-PES	1	90	0	1032	2.703.652.369
Total									**2.703.652.369**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72233 RECURSOS SOB SUPERVISÃO DO INSTITUTO NACIONAL DO SEGURO SOCIAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	568.415.661	568.415.661	338.228.987	338.228.987
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	468.609.678	468.609.678	288.343.491	288.343.491
0033	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER JUDICIÁRIO	0	50.000.000	50.000.000	13.000	13.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	49.805.983	49.805.983	49.872.496	49.872.496
Funcao						
02	JUDICIÁRIA	0	50.000.000	50.000.000	13.000	13.000
04	ADMINISTRAÇÃO	0	0	0	7.555.188	7.555.188
05	DEFESA NACIONAL	0	7.390.923	7.390.923	0	0
09	PREVIDÊNCIA SOCIAL	0	461.218.755	461.218.755	280.788.303	280.788.303
28	ENCARGOS ESPECIAIS	0	49.805.983	49.805.983	49.872.496	49.872.496
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	460.831.542	460.831.542	280.392.483	280.392.483
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	7.778.136	7.778.136	7.951.008	7.951.008
846	OUTROS ENCARGOS ESPECIAIS	0	99.805.983	99.805.983	49.885.496	49.885.496
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	560.624.372	560.624.372	330.264.366	330.264.366
3	OUTRAS DESPESAS CORRENTES	0	7.791.289	7.791.289	7.964.621	7.964.621

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**7.964.621**					**7.964.621**
1001	**49.871.883**							**49.871.883**
1002	**280.367.368**							**280.367.368**
1056	**25.115**							**25.115**
Total	**330.264.366**	**0**	**7.964.621**	**0**	**0**	**0**	**0**	**338.228.987**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 72000 ENCARGOS PREVIDENCIARIOS DA UNIÃO

Unidade: 72233 RECURSOS SOB SUPERVISÃO DO INSTITUTO NACIONAL DO SEGURO SOCIAL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**288.343.491**
	Atividade								**7.951.008**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**7.555.188**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								7.555.188
			S	3-ODC	1	90	0	1000	7.555.188
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	09 331							**395.820**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								395.820
			S	3-ODC	1	90	0	1000	395.820
	Operação Especial								**280.392.483**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**280.392.483**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								280.392.483
			S	1-PES	1	90	0	1002	280.367.368
			S	1-PES	1	90	0	1056	25.115
0033	**Programa de Gestão e Manutenção do Poder Judiciário**								**13.000**
	Operação Especial								**13.000**
0033 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	02 846							**13.000**
0033 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								13.000
			S	1-PES	0	91	0	1001	13.000
0909	**Operações Especiais: Outros Encargos Especiais**								**49.872.496**
	Operação Especial								**49.872.496**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**358.883**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								358.883
			S	1-PES	1	90	0	1001	358.883
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**49.500.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								49.500.000
			S	1-PES	1	90	0	1001	49.500.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**13.613**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								13.613
			S	3-ODC	1	90	0	1000	13.613
Total									**338.228.987**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		546.230.755.639	600.188.286.002	620.163.649.139	635.236.852.172	641.486.292.639
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	6.971.315.601	7.311.006.388	7.311.006.388	8.386.048.655	8.386.048.655
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	542.076.868.157	577.184.327.597	592.835.341.614	626.736.450.844	632.985.891.311
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	38.700.000	41.938.000	41.938.000	67.719.390	67.719.390
0999	RESERVA DE CONTINGÊNCIA	0	0	0	46.633.283	46.633.283
Funcao						
04	ADMINISTRAÇÃO	2.479.918.747	2.712.529.660	2.712.529.660	3.576.283.018	3.576.283.018
05	DEFESA NACIONAL	1.169.342.197	1.305.370.370	1.305.370.370	1.255.077.513	1.255.077.513
09	PREVIDÊNCIA SOCIAL	5.377.432.612	2.380.048.560	2.380.048.560	2.448.467.011	2.448.467.011
28	ENCARGOS ESPECIAIS	540.060.190.202	578.139.323.395	593.790.337.412	627.910.391.347	634.159.831.814
99	RESERVA DE CONTINGÊNCIA	0	0	0	46.633.283	46.633.283
Subfuncao						
122	ADMINISTRAÇÃO GERAL	3.116.037.706	3.373.252.800	3.373.252.800	4.143.831.890	4.143.831.890
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	3.322.054.657	2.380.048.560	2.380.048.560	2.448.467.011	2.448.467.011
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	230.801.682	249.299.857	249.299.857	264.260.795	264.260.795
845	OUTRAS TRANSFERÊNCIAS	442.802.206.480	472.044.885.217	485.660.870.742	508.227.965.737	515.119.542.204
846	OUTROS ENCARGOS ESPECIAIS	591.028.584	1.592.102.134	1.592.102.134	1.932.295.421	1.932.295.421
847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	99.024.754.650	104.897.683.417	106.932.711.909	118.173.398.035	117.531.262.035
999	RESERVA DE CONTINGÊNCIA	0	0	0	46.633.283	46.633.283
UO						
73101	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	12.656.412.604	4.308.967.257	11.652.371.568	4.000.000.000	4.000.000.000
73107	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA EDUCAÇÃO	20.131.620.770 0	21.330.782.768	21.330.782.768	24.562.149.477	24.562.149.477
73108	TRANSFERÊNCIAS CONSTITUCIONAIS - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	415.603.676.075	446.822.917.643	457.652.471.708	500.127.085.615	496.697.495.615
73109	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO ESPORTE	0	7.680.356	7.680.356	31.805.240	39.527.856
73111	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA	27.024.675	16.732.126	16.732.126	23.426.473	23.426.473
73113	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS	7.210.237.877	7.547.081.506	7.547.081.506	8.662.653.589	15.625.982.905
73116	RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP	59.747.380.479	66.731.448.125	66.731.448.125	57.529.876.711	60.237.855.246
73118	RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL	3.217.727.761	3.271.132.563	3.271.132.563	3.774.539.655	3.774.539.655
73119	RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE ¿¿MINERAÇÃO - ANM	7.110.443.603	6.422.306.480	6.422.306.480	6.613.109.821	6.613.109.821
73120	RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE CULTURA	10.804.000	3.000.000.000	478.055.641	1.500.000.000	1.500.000.000
73901	FUNDO CONSTITUCIONAL DO DISTRITO FEDERAL - FCDF	23.371.555.914	25.078.223.161	25.078.223.161	28.412.205.591	28.412.205.591
GND						
1	PESSOAL E ENCARGOS SOCIAIS	25.264.498.481	27.261.509.495	27.261.509.495	31.088.921.195	31.088.921.195
3	OUTRAS DESPESAS CORRENTES	517.232.816.404	556.776.382.490	566.236.507.469	603.645.293.119	603.891.017.972
4	INVESTIMENTOS	6.589.168.874	499.380.000	6.689.669.038	502.637.858	6.506.353.472

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**20.787.914.235**		**11.979.596.359**	**6.506.353.472**				**39.273.864.066**
1001	**6.529.012.503**							**6.529.012.503**
1002	**1.185.693.306**							**1.185.693.306**
1006			**20.735.692**					**20.735.692**
1023	**181.303.764**							**181.303.764**
1024	**608.650.089**							**608.650.089**
1055	**268.716.387**							**268.716.387**
1056	**1.262.773.705**							**1.262.773.705**
1125	**264.857.206**							**264.857.206**
1126			**25.726.012**					**25.726.012**
1201			**258.873.416.495**					**258.873.416.495**
1202			**218.265.821.753**					**218.265.821.753**
1203			**9.752.484.186**					**9.752.484.186**
1206			**3.904.524.652**					**3.904.524.652**
1211			**1.078.330.253**					**1.078.330.253**
1213			**24.562.149.477**					**24.562.149.477**
1219			**27.382.982**					**27.382.982**
1229			**23.426.473**					**23.426.473**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1234			2.282.330.976					2.282.330.976
1235			1.492.208.679					1.492.208.679
1241			6.613.109.821					6.613.109.821
1242			59.945.825.468					59.945.825.468
1286			205.315.952					205.315.952
1287			3.569.592					3.569.592
1289			20.772.931					20.772.931
9201			2.469.450.000					2.469.450.000
9202			2.082.085.294					2.082.085.294
9203			244.000.000					244.000.000
9289			18.754.925					18.754.925
Total	31.088.921.195	0	603.891.017.972	6.506.353.472	0	0	0	641.486.292.639

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73101 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		12.656.412.604	4.308.967.257	11.652.371.568	4.000.000.000	4.000.000.000
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	12.656.412.604	4.308.967.257	11.652.371.568	4.000.000.000	4.000.000.000
Funcao						
28	ENCARGOS ESPECIAIS	12.656.412.604	4.308.967.257	11.652.371.568	4.000.000.000	4.000.000.000
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	12.656.412.604	4.308.967.257	11.652.371.568	4.000.000.000	4.000.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	6.199.373.365	4.308.967.257	5.461.482.530	4.000.000.000	4.000.000.000
4	INVESTIMENTOS	6.456.639.239	0	6.190.289.038	0	0
5	INVERSOES FINANCEIRAS	400.000	0	600.000	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**4.000.000.000**					**4.000.000.000**
Total	**0**	**0**	**4.000.000.000**	**0**	**0**	**0**	**0**	**4.000.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73101 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**4.000.000.000**
	Operação Especial								**4.000.000.000**
0903 **00SE**	**Transferência Temporária a Estados, Distrito Federal e Municípios nos termos da Lei Complementar nº 176/2020**	28 845							**4.000.000.000**
0903 00SE **0001**	Transferência Temporária a Estados, Distrito Federal e Municípios nos termos da Lei Complementar nº 176/2020 - **Nacional**								4.000.000.000
			F	3-ODC	1	30	0	1000	3.000.000.000
			F	3-ODC	1	40	0	1000	1.000.000.000
Total									**4.000.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73107 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA EDUCAÇÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	24.562.149.477	24.562.149.477
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	0	0	0	24.562.149.477	24.562.149.477
Funcao						
28	ENCARGOS ESPECIAIS	0	0	0	24.562.149.477	24.562.149.477
Subfuncao						
847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	0	0	0	24.562.149.477	24.562.149.477
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	0	24.562.149.477	24.562.149.477

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1213			**24.562.149.477**					**24.562.149.477**
Total	**0**	**0**	**24.562.149.477**	**0**	**0**	**0**	**0**	**24.562.149.477**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73107 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**24.562.149.477**
	Operação Especial								**24.562.149.477**
0903 **0369**	**Transferência das Quotas Estadual e Municipal do Salário-Educação**	28 847							**24.562.149.477**
0903 0369 **0001**	Transferência das Quotas Estadual e Municipal do Salário-Educação - **Nacional**								24.562.149.477
			F	3-ODC	1	30	0	1213	9.193.612.549
			F	3-ODC	1	40	0	1213	15.368.536.928
Total									**24.562.149.477**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73108 TRANSFERÊNCIAS CONSTITUCIONAIS - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		415.603.676.075	446.822.917.643	457.652.471.708	500.127.085.615	496.697.495.615
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	415.603.676.075	446.822.917.643	457.652.471.708	500.127.085.615	496.697.495.615
Funcao						
28	ENCARGOS ESPECIAIS	415.603.676.075	446.822.917.643	457.652.471.708	500.127.085.615	496.697.495.615
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	336.710.542.196	363.256.016.994	372.050.542.567	406.515.837.057	403.728.383.057
847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	78.893.133.880	83.566.900.649	85.601.929.141	93.611.248.558	92.969.112.558
GND						
3	OUTRAS DESPESAS CORRENTES	415.603.676.075	446.822.917.643	457.652.471.708	500.127.085.615	496.697.495.615

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1201			**258.873.416.495**					**258.873.416.495**
1202			**218.265.821.753**					**218.265.821.753**
1203			**9.752.484.186**					**9.752.484.186**
1206			**3.904.524.652**					**3.904.524.652**
1211			**1.078.330.253**					**1.078.330.253**
1219			**27.382.982**					**27.382.982**
9201			**2.469.450.000**					**2.469.450.000**
9202			**2.082.085.294**					**2.082.085.294**
9203			**244.000.000**					**244.000.000**
Total	**0**	**0**	**496.697.495.615**	**0**	**0**	**0**	**0**	**496.697.495.615**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73108 TRANSFERÊNCIAS CONSTITUCIONAIS - RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**496.697.495.615**
	Operação Especial								**496.697.495.615**
0903 **0044**	**Transferência ao Fundo de Participação dos Estados e do Distrito Federal - FPE (CF, art.159)**	28 845							**176.278.325.637**
0903 0044 **0001**	Transferência ao Fundo de Participação dos Estados e do Distrito Federal - FPE (CF, art.159) - **Nacional**								176.278.325.637
			F	3-ODC	1	30	0	1202	174.612.657.402
			F	3-ODC	1	30	0	9202	1.665.668.235
0903 **0045**	**Transferência ao Fundo de Participação dos Municípios - FPM (CF, art.159)**	28 845							**215.223.537.114**
0903 0045 **0001**	Transferência ao Fundo de Participação dos Municípios - FPM (CF, art.159) - **Nacional**								215.223.537.114
			F	3-ODC	1	40	0	1201	213.189.872.408
			F	3-ODC	1	40	0	9201	2.033.664.706
0903 **0046**	**Transferência da cota-parte dos Estados e DF exportadores na arrecadação do IPI (CF, Art. 159)**	28 845							**7.997.187.349**
0903 0046 **0001**	Transferência da cota-parte dos Estados e DF exportadores na arrecadação do IPI (CF, Art. 159) - **Nacional**								7.997.187.349
			F	3-ODC	1	30	0	1203	7.801.987.349
			F	3-ODC	1	30	0	9203	195.200.000
0903 **006M**	**Transferência do imposto territorial rural - ITR**	28 845							**3.123.619.722**
0903 006M **0001**	Transferência do imposto territorial rural - ITR - **Nacional**								3.123.619.722
			F	3-ODC	1	40	0	1206	3.123.619.722
0903 **00H6**	**Transferência do imposto sobre operações financeiras Incidentes sobre o ouro - IOF Ouro**	28 845							**27.382.982**
0903 00H6 **0001**	Transferência do imposto sobre operações financeiras Incidentes sobre o ouro - IOF Ouro - **Nacional**								27.382.982
			F	3-ODC	1	30	0	1219	8.214.895
			F	3-ODC	1	40	0	1219	19.168.087
0903 **0999**	**Transferência de repartição da Contribuição de Intervenção no Domínio Econômico - CIDE Combustíveis**	28 845							**1.078.330.253**
0903 0999 **0001**	Transferência de repartição da Contribuição de Intervenção no Domínio Econômico - CIDE Combustíveis - **Nacional**								1.078.330.253
			F	3-ODC	1	30	0	1211	1.078.330.253
0903 **0C33**	**Transferência ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação - FUNDEB**	28 847							**92.969.112.558**
0903 0C33 **0001**	Transferência ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação - FUNDEB - **Nacional**								92.969.112.558
			F	3-ODC	1	30	0	1202	43.653.164.351
			F	3-ODC	1	30	0	1203	1.950.496.837
			F	3-ODC	1	30	0	9202	416.417.059
			F	3-ODC	1	30	0	9203	48.800.000
			F	3-ODC	1	40	0	1201	45.683.544.087
			F	3-ODC	1	40	0	1206	780.904.930
			F	3-ODC	1	40	0	9201	435.785.294
Total									**496.697.495.615**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73109 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO ESPORTE

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		0	7.680.356	7.680.356	31.805.240	39.527.856
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	0	7.680.356	7.680.356	31.805.240	39.527.856
Funcao						
28	ENCARGOS ESPECIAIS	0	7.680.356	7.680.356	31.805.240	39.527.856
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	0	7.680.356	7.680.356	31.805.240	39.527.856
GND						
3	OUTRAS DESPESAS CORRENTES	0	7.680.356	7.680.356	31.805.240	39.527.856

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1289			**20.772.931**					**20.772.931**
9289			**18.754.925**					**18.754.925**
Total	**0**	**0**	**39.527.856**	**0**	**0**	**0**	**0**	**39.527.856**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73109 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO ESPORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**39.527.856**
	Operação Especial								**39.527.856**
0903 **0169**	**Transferência de Concursos de Prognósticos (Lei nº 13.756/2018)**	28 845							**39.527.856**
0903 0169 **0001**	Transferência de Concursos de Prognósticos (Lei nº 13.756/2018) - **Nacional**								39.527.856
			F	3-ODC	1	30	0	1289	20.772.931
			F	3-ODC	1	30	0	9289	18.754.925
Total									**39.527.856**

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73111 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		27.024.675	16.732.126	16.732.126	23.426.473	23.426.473
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	27.024.675	16.732.126	16.732.126	23.426.473	23.426.473
Funcao						
28	ENCARGOS ESPECIAIS	27.024.675	16.732.126	16.732.126	23.426.473	23.426.473
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	27.024.675	16.732.126	16.732.126	23.426.473	23.426.473
GND						
3	OUTRAS DESPESAS CORRENTES	27.024.675	16.732.126	16.732.126	23.426.473	23.426.473

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1229			**23.426.473**					**23.426.473**
Total	**0**	**0**	**23.426.473**	**0**	**0**	**0**	**0**	**23.426.473**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73111 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DO MEIO AMBIENTE E MUDANÇA DO CLIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**23.426.473**
	Operação Especial								**23.426.473**
0903 **0C03**	**Transferência de Recursos Decorrentes de Concessões Florestais (Lei nº 11.284, de 2006 - Art. 39)**	28 845							**23.426.473**
0903 0C03 **0001**	Transferência de Recursos Decorrentes de Concessões Florestais (Lei nº 11.284, de 2006 - Art. 39) - **Nacional**								23.426.473
			F	3-ODC	1	30	0	1229	11.713.236
			F	3-ODC	1	40	0	1229	11.713.237
Total									**23.426.473**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		7.210.237.877	7.547.081.506	7.547.081.506	8.662.653.589	15.625.982.905
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	6.971.315.601	7.311.006.388	7.311.006.388	8.386.048.655	8.386.048.655
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	200.222.276	194.137.118	194.137.118	208.885.544	7.172.214.860
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	38.700.000	41.938.000	41.938.000	67.719.390	67.719.390
Funcao						
04	ADMINISTRAÇÃO	2.479.918.747	2.712.529.660	2.712.529.660	3.576.283.018	3.576.283.018
05	DEFESA NACIONAL	1.169.342.197	1.305.370.370	1.305.370.370	1.255.077.513	1.255.077.513
09	PREVIDÊNCIA SOCIAL	3.322.054.657	2.380.048.560	2.380.048.560	2.448.467.011	2.448.467.011
28	ENCARGOS ESPECIAIS	238.922.276	1.149.132.916	1.149.132.916	1.382.826.047	8.346.155.363
Subfuncao						
122	ADMINISTRAÇÃO GERAL	3.116.037.706	3.373.252.800	3.373.252.800	4.143.831.890	4.143.831.890
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	3.322.054.657	2.380.048.560	2.380.048.560	2.448.467.011	2.448.467.011
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	230.801.682	249.299.857	249.299.857	264.260.795	264.260.795
845	OUTRAS TRANSFERÊNCIAS	200.222.276	194.137.118	194.137.118	208.885.544	7.172.214.860
846	OUTROS ENCARGOS ESPECIAIS	341.121.556	1.350.343.171	1.350.343.171	1.597.208.349	1.597.208.349
GND						
1	PESSOAL E ENCARGOS SOCIAIS	6.685.816.355	6.983.047.184	6.983.047.184	8.064.272.791	8.064.272.791
3	OUTRAS DESPESAS CORRENTES	524.421.522	564.034.322	564.034.322	598.380.798	1.557.994.500
4	INVESTIMENTOS	0	0	0	0	6.003.715.614

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**4.444.408.745**		**1.349.108.956**	**6.003.715.614**				**11.797.233.315**
1001	**990.093.271**							**990.093.271**
1002	**1.185.693.306**							**1.185.693.306**
1023	**181.303.764**							**181.303.764**
1056	**1.262.773.705**							**1.262.773.705**
1286			**205.315.952**					**205.315.952**
1287			**3.569.592**					**3.569.592**
Total	**8.064.272.791**	**0**	**1.557.994.500**	**6.003.715.614**	**0**	**0**	**0**	**15.625.982.905**

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**8.386.048.655**
			Atividade								**4.408.092.685**
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**23.109.209**
0032	2004	**0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								23.109.209
					F	3-ODC	1	90	0	1000	23.109.209
0032	**20TP**		**Ativos Civis da União**	04 122							**2.740.033.584**
0032	20TP	**0001**	Ativos Civis da União - **Nacional**								2.740.033.584
					F	1-PES	1	90	0	1000	2.740.033.584
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**241.151.586**
0032	212B	**0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								241.151.586
					F	3-ODC	1	90	0	1000	241.151.586
0032	**214H**		**Inativos Militares da União**	05 122							**1.255.077.513**
0032	214H	**0001**	Inativos Militares da União - **Nacional**								1.255.077.513
					F	1-PES	1	90	0	1000	1.255.077.513
0032	**21EZ**		**Auxílio-Moradia dos Militares dos ex-Territórios**	04 122							**112.860.156**
0032	21EZ	**0001**	Auxílio-Moradia dos Militares dos ex-Territórios - **Nacional**								112.860.156
					F	3-ODC	1	90	0	1000	112.860.156
0032	**2867**		**Ativos Militares da União**	04 122							**26.015.681**
0032	2867	**0001**	Ativos Militares da União - **Nacional**								26.015.681
					F	1-PES	1	90	0	1000	26.015.681
0032	**8567**		**Auxílios Pecuniários ao Pessoal Ativo Militar dos Extintos Territórios (Lei 10.486/2002, Art.65)**	04 122							**9.844.956**
0032	8567	**0001**	Auxílios Pecuniários ao Pessoal Ativo Militar dos Extintos Territórios (Lei 10.486/2002, Art.65) - **Nacional** Militar remunerado (unidade): 174								9.844.956
					F	3-ODC	2	90	0	1000	9.844.956
			Operação Especial								**3.977.955.970**
0032	**0179**		**Pensões Militares da União**	28 846							**1.106.221.113**
0032	0179	**0001**	Pensões Militares da União - **Nacional**								1.106.221.113
					S	1-PES	1	90	0	1001	924.917.349
					S	1-PES	1	90	0	1023	181.303.764
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**2.448.467.011**
0032	0181	**0001**	Aposentadorias e Pensões Civis da União - **Nacional**								2.448.467.011
					S	1-PES	1	90	0	1002	1.185.693.306
					S	1-PES	1	90	0	1056	1.262.773.705
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**423.267.846**
0032	09HB	**0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								423.267.846
					F	1-PES	0	91	0	1000	423.267.846
0903			**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**7.172.214.860**
			Operação Especial								**7.172.214.860**
0903	**00PX**		**Transferência de Parcela dos Recursos Arrecadados por Taxa de Ocupação, de Foro e de Laudêmio e da Receita Patrimonial Decorrente da Alienação de Imóveis**	28 845							**208.885.544**
0903	00PX	**0001**	Transferência de Parcela dos Recursos Arrecadados por Taxa de Ocupação, de Foro e de Laudêmio e da Receita Patrimonial Decorrente da Alienação de Imóveis - **Nacional**								208.885.544
					F	3-ODC	1	40	0	1286	205.315.952
					F	3-ODC	1	40	0	1287	3.569.592
0903	**0EC2**		**Transferências Especiais**	28 845							**6.963.329.316**

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 0EC2 **0001**	Transferências Especiais - **Nacional**								103.084.825
			F	3-ODC	6	40	0	1000	4.000.000
			F	3-ODC	6	99	0	1000	4.207.800
			F	4-INV	6	40	0	1000	29.800.887
			F	4-INV	6	99	0	1000	65.076.138
0903 0EC2 **0011**	Transferências Especiais - **No Estado de Rondônia**								173.111.387
			F	3-ODC	6	40	0	1000	24.046.515
			F	3-ODC	6	99	0	1000	4.650.000
			F	4-INV	6	40	0	1000	80.971.869
			F	4-INV	6	99	0	1000	63.443.003
0903 0EC2 **0012**	Transferências Especiais - **No Estado do Acre**								180.061.142
			F	3-ODC	6	30	0	1000	7.426.000
			F	3-ODC	6	40	0	1000	1.400.000
			F	3-ODC	6	99	0	1000	40.353.000
			F	4-INV	6	30	0	1000	5.866.003
			F	4-INV	6	40	0	1000	19.970.000
			F	4-INV	6	99	0	1000	105.046.139
0903 0EC2 **0013**	Transferências Especiais - **No Estado do Amazonas**								66.437.203
			F	3-ODC	6	40	0	1000	500.000
			F	3-ODC	6	99	0	1000	8.421.680
			F	4-INV	6	40	0	1000	23.302.000
			F	4-INV	6	99	0	1000	34.213.523
0903 0EC2 **0014**	Transferências Especiais - **No Estado de Roraima**								229.596.651
			F	3-ODC	6	40	0	1000	8.600.000
			F	3-ODC	6	99	0	1000	43.642.660
			F	4-INV	6	30	0	1000	1.000.000
			F	4-INV	6	40	0	1000	37.305.877
			F	4-INV	6	99	0	1000	139.048.114
0903 0EC2 **0015**	Transferências Especiais - **No Estado do Pará**								260.807.503
			F	3-ODC	6	30	0	1000	1.000.000
			F	3-ODC	6	40	0	1000	8.100.000
			F	3-ODC	6	99	0	1000	4.107.609
			F	4-INV	6	30	0	1000	1.000.000
			F	4-INV	6	40	0	1000	139.534.479
			F	4-INV	6	99	0	1000	107.065.415
0903 0EC2 **0016**	Transferências Especiais - **No Estado do Amapá**								249.026.221
			F	3-ODC	6	40	0	1000	13.053.526
			F	3-ODC	6	99	0	1000	42.937.605
			F	4-INV	6	40	0	1000	39.884.229
			F	4-INV	6	99	0	1000	153.150.861
0903 0EC2 **0017**	Transferências Especiais - **No Estado do Tocantins**								219.135.759
			F	3-ODC	6	40	0	1000	5.640.000
			F	3-ODC	6	99	0	1000	11.700.000
			F	4-INV	6	40	0	1000	64.091.880
			F	4-INV	6	99	0	1000	137.703.879
0903 0EC2 **0021**	Transferências Especiais - **No Estado do Maranhão**								280.142.885
			F	3-ODC	6	40	0	1000	13.137.800
			F	3-ODC	6	99	0	1000	28.779.763
			F	4-INV	6	40	0	1000	80.508.202
			F	4-INV	6	99	0	1000	157.717.120

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 0EC2 **0022**	Transferências Especiais - **No Estado do Piauí**								257.924.530
			F	3-ODC	6	30	0	1000	3.748.000
			F	3-ODC	6	40	0	1000	4.200.000
			F	3-ODC	6	99	0	1000	33.275.518
			F	4-INV	6	30	0	1000	1.320.000
			F	4-INV	6	40	0	1000	66.214.888
			F	4-INV	6	99	0	1000	149.166.124
0903 0EC2 **0023**	Transferências Especiais - **No Estado do Ceará**								278.148.421
			F	3-ODC	6	40	0	1000	15.600.000
			F	3-ODC	6	99	0	1000	12.137.114
			F	4-INV	6	40	0	1000	151.603.007
			F	4-INV	6	99	0	1000	98.808.300
0903 0EC2 **0024**	Transferências Especiais - **No Estado do Rio Grande do Norte**								184.488.006
			F	3-ODC	6	40	0	1000	10.200.022
			F	3-ODC	6	99	0	1000	2.800.000
			F	4-INV	6	40	0	1000	131.285.979
			F	4-INV	6	99	0	1000	40.202.005
0903 0EC2 **0025**	Transferências Especiais - **No Estado da Paraíba**								220.314.392
			F	3-ODC	6	40	0	1000	15.400.000
			F	3-ODC	6	99	0	1000	16.005.000
			F	4-INV	6	40	0	1000	96.726.003
			F	4-INV	6	99	0	1000	92.183.389
0903 0EC2 **0026**	Transferências Especiais - **No Estado de Pernambuco**								359.610.142
			F	3-ODC	6	40	0	1000	17.528.240
			F	3-ODC	6	99	0	1000	10.337.800
			F	4-INV	6	40	0	1000	127.812.571
			F	4-INV	6	99	0	1000	203.931.531
0903 0EC2 **0027**	Transferências Especiais - **No Estado de Alagoas**								148.988.513
			F	3-ODC	6	40	0	1000	6.800.000
			F	3-ODC	6	99	0	1000	6.000.000
			F	4-INV	6	40	0	1000	93.248.513
			F	4-INV	6	99	0	1000	42.940.000
0903 0EC2 **0028**	Transferências Especiais - **No Estado de Sergipe**								228.738.554
			F	3-ODC	6	40	0	1000	5.680.000
			F	3-ODC	6	99	0	1000	59.394.662
			F	4-INV	6	40	0	1000	14.070.000
			F	4-INV	6	99	0	1000	149.593.892
0903 0EC2 **0029**	Transferências Especiais - **No Estado da Bahia**								544.832.669
			F	3-ODC	6	30	0	1000	11.478.255
			F	3-ODC	6	40	0	1000	40.297.807
			F	3-ODC	6	99	0	1000	63.498.602
			F	4-INV	6	30	0	1000	18.883.500
			F	4-INV	6	40	0	1000	154.659.318
			F	4-INV	6	99	0	1000	256.015.187
0903 0EC2 **0030**	Transferências Especiais - **Na Região Sudeste**								20.126.000
			F	3-ODC	6	99	0	1000	6.000.000
			F	4-INV	6	99	0	1000	14.126.000

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 0EC2 **0031**	Transferências Especiais - **No Estado de Minas Gerais**								691.149.728
			F	3-ODC	6	30	0	1000	3.500.000
			F	3-ODC	6	40	0	1000	18.763.510
			F	3-ODC	6	99	0	1000	61.012.515
			F	4-INV	6	30	0	1000	4.080.000
			F	4-INV	6	40	0	1000	174.506.513
			F	4-INV	6	99	0	1000	429.287.190
0903 0EC2 **0032**	Transferências Especiais - **No Estado do Espírito Santo**								173.748.010
			F	3-ODC	6	30	0	1000	1.400.000
			F	3-ODC	6	40	0	1000	11.800.000
			F	3-ODC	6	99	0	1000	19.606.604
			F	4-INV	6	40	0	1000	43.470.000
			F	4-INV	6	99	0	1000	97.471.406
0903 0EC2 **0033**	Transferências Especiais - **No Estado do Rio de Janeiro**								64.404.016
			F	3-ODC	6	40	0	1000	4.916.000
			F	3-ODC	6	99	0	1000	6.600.006
			F	4-INV	6	40	0	1000	20.810.000
			F	4-INV	6	99	0	1000	32.078.010
0903 0EC2 **0035**	Transferências Especiais - **No Estado de São Paulo**								348.624.871
			F	3-ODC	6	30	0	1000	1.000.000
			F	3-ODC	6	40	0	1000	6.430.000
			F	3-ODC	6	99	0	1000	17.159.150
			F	4-INV	6	30	0	1000	11.775.000
			F	4-INV	6	40	0	1000	125.302.007
			F	4-INV	6	99	0	1000	186.958.714
0903 0EC2 **0041**	Transferências Especiais - **No Estado do Paraná**								240.846.919
			F	3-ODC	6	40	0	1000	6.815.200
			F	3-ODC	6	99	0	1000	30.077.881
			F	4-INV	6	40	0	1000	35.300.800
			F	4-INV	6	99	0	1000	168.653.038
0903 0EC2 **0042**	Transferências Especiais - **No Estado de Santa Catarina**								294.860.502
			F	3-ODC	6	40	0	1000	5.350.001
			F	3-ODC	6	99	0	1000	11.007.007
			F	4-INV	6	40	0	1000	140.418.877
			F	4-INV	6	99	0	1000	138.084.617
0903 0EC2 **0043**	Transferências Especiais - **No Estado do Rio Grande do Sul**								465.455.937
			F	3-ODC	6	40	0	1000	11.405.000
			F	3-ODC	6	99	0	1000	32.115.612
			F	4-INV	6	40	0	1000	136.889.110
			F	4-INV	6	99	0	1000	285.046.215
0903 0EC2 **0050**	Transferências Especiais - **Na Região Centro-Oeste**								200.000
			F	4-INV	6	99	0	1000	200.000
0903 0EC2 **0051**	Transferências Especiais - **No Estado de Mato Grosso**								82.034.891
			F	3-ODC	6	40	0	1000	2.000.000
			F	3-ODC	6	99	0	1000	7.262.000
			F	4-INV	6	40	0	1000	48.309.891
			F	4-INV	6	99	0	1000	24.463.000
0903 0EC2 **0052**	Transferências Especiais - **No Estado de Goiás**								226.828.727
			F	3-ODC	6	40	0	1000	15.141.800
			F	3-ODC	6	99	0	1000	28.659.417
			F	4-INV	6	30	0	1000	500.000
			F	4-INV	6	40	0	1000	66.014.203
			F	4-INV	6	99	0	1000	116.513.307

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	0EC2	**0054**	Transferências Especiais - **No Estado de Mato Grosso do Sul**								159.056.373
					F	3-ODC	6	40	0	1000	7.140.801
					F	3-ODC	6	99	0	1000	14.271.763
					F	4-INV	6	30	0	1000	1.000.001
					F	4-INV	6	40	0	1000	46.350.809
					F	4-INV	6	99	0	1000	90.292.999
0903	0EC2	**0152**	Transferências Especiais - **No Município de Acrelândia - AC**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
0903	0EC2	**0154**	Transferências Especiais - **No Município de Brasiléia - AC**								300.000
					F	4-INV	6	40	0	1000	300.000
0903	0EC2	**0156**	Transferências Especiais - **No Município de Capixaba - AC**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
0903	0EC2	**0157**	Transferências Especiais - **No Município de Cruzeiro do Sul - AC**								400.000
					F	3-ODC	6	40	0	1000	400.000
0903	0EC2	**0159**	Transferências Especiais - **No Município de Feijó - AC**								500.000
					F	4-INV	6	40	0	1000	500.000
0903	0EC2	**0164**	Transferências Especiais - **No Município de Plácido de Castro - AC**								500.000
					F	4-INV	6	40	0	1000	500.000
0903	0EC2	**0166**	Transferências Especiais - **No Município de Rio Branco - AC**								500.000
					F	4-INV	6	40	0	1000	500.000
0903	0EC2	**0167**	Transferências Especiais - **No Município de Rodrigues Alves - AC**								203.000
					F	4-INV	6	40	0	1000	203.000
0903	0EC2	**0171**	Transferências Especiais - **No Município de Tarauacá - AC**								2.000.000
					F	4-INV	6	40	0	1000	2.000.000
0903	0EC2	**0189**	Transferências Especiais - **No Município de Canutama - AM**								2.000.000
					F	4-INV	6	40	0	1000	2.000.000
0903	0EC2	**0219**	Transferências Especiais - **No Município de Parintins - AM**								9.126.003
					F	4-INV	6	40	0	1000	9.126.003
0903	0EC2	**0231**	Transferências Especiais - **No Município de Tefé - AM**								10.000.000
					F	4-INV	6	40	0	1000	10.000.000
0903	0EC2	**0238**	Transferências Especiais - **No Município de Boa Vista - RR**								1.500.000
					F	4-INV	6	99	0	1000	1.500.000
0903	0EC2	**0239**	Transferências Especiais - **No Município de Bonfim - RR**								200.000
					F	4-INV	6	99	0	1000	200.000
0903	0EC2	**0243**	Transferências Especiais - **No Município de Iracema - RR**								6.000.000
					F	3-ODC	6	99	0	1000	5.000.000
					F	4-INV	6	99	0	1000	1.000.000
0903	0EC2	**0262**	Transferências Especiais - **No Município de Augusto Corrêa - PA**								2.000.000
					F	4-INV	6	40	0	1000	2.000.000
0903	0EC2	**0263**	Transferências Especiais - **No Município de Aurora do Pará - PA**								2.000.000
					F	4-INV	6	40	0	1000	2.000.000
0903	0EC2	**0269**	Transferências Especiais - **No Município de Belém - PA**								4.000.000
					F	3-ODC	6	40	0	1000	4.000.000
0903	0EC2	**0275**	Transferências Especiais - **No Município de Brasil Novo - PA**								3.500.000
					F	4-INV	6	40	0	1000	3.500.000
0903	0EC2	**0295**	Transferências Especiais - **No Município de Curuçá - PA**								7.500.000
					F	4-INV	6	40	0	1000	7.500.000
0903	0EC2	**0301**	Transferências Especiais - **No Município de Goianésia do Pará - PA**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 0EC2 **0304**	Transferências Especiais - **No Município de Igarapé-Miri - PA**								2.000.000
			F	4-INV	6	40	0	1000	2.000.000
0903 0EC2 **0306**	Transferências Especiais - **No Município de Ipixuna do Pará - PA**								500.000
			F	4-INV	6	40	0	1000	500.000
0903 0EC2 **0309**	Transferências Especiais - **No Município de Itupiranga - PA**								2.500.000
			F	4-INV	6	40	0	1000	2.500.000
0903 0EC2 **0321**	Transferências Especiais - **No Município de Melgaço - PA**								2.500.000
			F	4-INV	6	40	0	1000	2.500.000
0903 0EC2 **0330**	Transferências Especiais - **No Município de Novo Repartimento - PA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **0339**	Transferências Especiais - **No Município de Parauapebas - PA**								2.000.000
			F	4-INV	6	40	0	1000	2.000.000
0903 0EC2 **0342**	Transferências Especiais - **No Município de Piçarra - PA**								500.000
			F	4-INV	6	40	0	1000	500.000
0903 0EC2 **0348**	Transferências Especiais - **No Município de Primavera - PA**								3.000.000
			F	4-INV	6	40	0	1000	3.000.000
0903 0EC2 **0362**	Transferências Especiais - **No Município de Santana do Araguaia - PA**								250.000
			F	3-ODC	6	40	0	1000	250.000
0903 0EC2 **0378**	Transferências Especiais - **No Município de Senador José Porfírio - PA**								5.500.000
			F	4-INV	6	40	0	1000	5.500.000
0903 0EC2 **0381**	Transferências Especiais - **No Município de Terra Alta - PA**								7.500.000
			F	4-INV	6	40	0	1000	7.500.000
0903 0EC2 **0383**	Transferências Especiais - **No Município de Tomé-Açu - PA**								2.000.000
			F	4-INV	6	40	0	1000	2.000.000
0903 0EC2 **0389**	Transferências Especiais - **No Município de Uruará - PA**								3.000.000
			F	4-INV	6	40	0	1000	3.000.000
0903 0EC2 **0392**	Transferências Especiais - **No Município de Vitória do Xingu - PA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **0663**	Transferências Especiais - **No Município de Matões - MA**								3.500.000
			F	4-INV	6	40	0	1000	3.500.000
0903 0EC2 **0681**	Transferências Especiais - **No Município de Parnarama - MA**								2.500.000
			F	4-INV	6	40	0	1000	2.500.000
0903 0EC2 **0726**	Transferências Especiais - **No Município de São Francisco do Maranhão - MA**								2.500.000
			F	4-INV	6	40	0	1000	2.500.000
0903 0EC2 **1008**	Transferências Especiais - **No Município de Assaré - CE**								500.000
			F	4-INV	6	40	0	1000	500.000
0903 0EC2 **1054**	Transferências Especiais - **No Município de Granjeiro - CE**								2.000.000
			F	4-INV	6	40	0	1000	2.000.000
0903 0EC2 **1085**	Transferências Especiais - **No Município de Jardim - CE**								500.000
			F	4-INV	6	40	0	1000	500.000
0903 0EC2 **1117**	Transferências Especiais - **No Município de Pacatuba - CE**								500.000
			F	4-INV	6	40	0	1000	500.000
0903 0EC2 **1386**	Transferências Especiais - **No Município de Cacimbas - PB**								4.000.000
			F	4-INV	6	40	0	1000	4.000.000
0903 0EC2 **1938**	Transferências Especiais - **No Município de América Dourada - BA**								800.000
			F	4-INV	6	40	0	1000	800.000
0903 0EC2 **1943**	Transferências Especiais - **No Município de Anguera - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 0EC2 **1954**	Transferências Especiais - **No Município de Aratuípe - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **1990**	Transferências Especiais - **No Município de Caetanos - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2083**	Transferências Especiais - **No Município de Ibititá - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2103**	Transferências Especiais - **No Município de Itacaré - BA**								700.000
			F	4-INV	6	40	0	1000	700.000
0903 0EC2 **2140**	Transferências Especiais - **No Município de Jiquiriçá - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2142**	Transferências Especiais - **No Município de João Dourado - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2155**	Transferências Especiais - **No Município de Lapão - BA**								1.226.000
			F	4-INV	6	40	0	1000	1.226.000
0903 0EC2 **2186**	Transferências Especiais - **No Município de Morpará - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2196**	Transferências Especiais - **No Município de Mutuípe - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2197**	Transferências Especiais - **No Município de Nazaré - BA**								800.000
			F	4-INV	6	40	0	1000	800.000
0903 0EC2 **2233**	Transferências Especiais - **No Município de Poções - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2266**	Transferências Especiais - **No Município de Santa Inês - BA**								1.000.000
			F	4-INV	6	40	0	1000	1.000.000
0903 0EC2 **2290**	Transferências Especiais - **No Município de Sátiro Dias - BA**								3.000.000
			F	4-INV	6	40	0	1000	3.000.000
0903 0EC2 **2312**	Transferências Especiais - **No Município de Tapiramutá - BA**								500.000
			F	4-INV	6	40	0	1000	500.000
0903 0EC2 **2399**	Transferências Especiais - **No Município de Bandeira - MG**								500.000
			F	4-INV	6	99	0	1000	500.000
0903 0EC2 **2484**	Transferências Especiais - **No Município de Caraí - MG**								3.242.007
			F	4-INV	6	99	0	1000	3.242.007
0903 0EC2 **2723**	Transferências Especiais - **No Município de Itatiaiuçu - MG**								600.000
			F	4-INV	6	99	0	1000	600.000
0903 0EC2 **2729**	Transferências Especiais - **No Município de Ituiutaba - MG**								452.007
			F	4-INV	6	40	0	1000	452.007
0903 0EC2 **2821**	Transferências Especiais - **No Município de Medina - MG**								2.573.997
			F	4-INV	6	99	0	1000	2.573.997
0903 0EC2 **2910**	Transferências Especiais - **No Município de Pedra Azul - MG**								500.000
			F	4-INV	6	99	0	1000	500.000
0903 0EC2 **2989**	Transferências Especiais - **No Município de Rio Pardo de Minas - MG**								400.000
			F	4-INV	6	40	0	1000	400.000
0903 0EC2 **3004**	Transferências Especiais - **No Município de Salinas - MG**								1.500.000
			F	4-INV	6	40	0	1000	1.500.000
0903 0EC2 **3039**	Transferências Especiais - **No Município de Santa Vitória - MG**								760.000
			F	4-INV	6	40	0	1000	760.000
0903 0EC2 **3148**	Transferências Especiais - **No Município de Timóteo - MG**								400.000
			F	4-INV	6	40	0	1000	400.000
0903 0EC2 **3166**	Transferências Especiais - **No Município de Uberlândia - MG**								14.568.671
			F	3-ODC	6	40	0	1000	4.370.601
			F	4-INV	6	40	0	1000	10.198.070

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	0EC2	**3289**	Transferências Especiais - **No Município de Comendador Levy Gasparian - RJ**								2.000.000
					F	3-ODC	6	40	0	1000	1.400.000
					F	4-INV	6	40	0	1000	600.000
0903	0EC2	**3308**	Transferências Especiais - **No Município de Japeri - RJ**								3.000.000
					F	4-INV	6	40	0	1000	3.000.000
0903	0EC2	**3339**	Transferências Especiais - **No Município de Rio das Flores - RJ**								330.000
					F	4-INV	6	40	0	1000	330.000
0903	0EC2	**3345**	Transferências Especiais - **No Município de São Fidélis - RJ**								2.500.000
					F	4-INV	6	40	0	1000	2.500.000
0903	0EC2	**3348**	Transferências Especiais - **No Município de São João de Meriti - RJ**								10.412.854
					F	3-ODC	6	40	0	1000	3.123.856
					F	4-INV	6	40	0	1000	7.288.998
0903	0EC2	**3458**	Transferências Especiais - **No Município de Buritama - SP**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
0903	0EC2	**3487**	Transferências Especiais - **No Município de Carapicuíba - SP**								12.000.000
					F	4-INV	6	40	0	1000	12.000.000
0903	0EC2	**3573**	Transferências Especiais - **No Município de Guararema - SP**								10.000.000
					F	4-INV	6	99	0	1000	10.000.000
0903	0EC2	**3580**	Transferências Especiais - **No Município de Guzolândia - SP**								500.000
					F	4-INV	6	40	0	1000	500.000
0903	0EC2	**3656**	Transferências Especiais - **No Município de José Bonifácio - SP**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
0903	0EC2	**3865**	Transferências Especiais - **No Município de Rubinéia - SP**								2.000.000
					F	4-INV	6	40	0	1000	2.000.000
0903	0EC2	**3881**	Transferências Especiais - **No Município de Santa Clara d'Oeste - SP**								1.300.000
					F	4-INV	6	40	0	1000	1.300.000
0903	0EC2	**3895**	Transferências Especiais - **No Município de Santa Rita d'Oeste - SP**								700.000
					F	4-INV	6	40	0	1000	700.000
0903	0EC2	**4028**	Transferências Especiais - **No Município de Arapongas - PR**								2.500.000
					F	3-ODC	6	40	0	1000	750.000
					F	4-INV	6	40	0	1000	1.750.000
0903	0EC2	**4069**	Transferências Especiais - **No Município de Campo Largo - PR**								1.000.000
					F	3-ODC	6	40	0	1000	300.000
					F	4-INV	6	40	0	1000	700.000
0903	0EC2	**4389**	Transferências Especiais - **No Município de Toledo - PR**								1.500.000
					F	4-INV	6	99	0	1000	1.500.000
0903	0EC2	**4445**	Transferências Especiais - **No Município de Biguaçu - SC**								3.000.000
					F	4-INV	6	40	0	1000	3.000.000
0903	0EC2	**4448**	Transferências Especiais - **No Município de Bombinhas - SC**								3.000.000
					F	4-INV	6	40	0	1000	3.000.000
0903	0EC2	**4591**	Transferências Especiais - **No Município de Palma Sola - SC**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
0903	0EC2	**4657**	Transferências Especiais - **No Município de São José - SC**								3.000.000
					F	4-INV	6	40	0	1000	3.000.000
0903	0EC2	**5215**	Transferências Especiais - **No Município de Brasilândia - MS**								1.000.000
					F	4-INV	6	40	0	1000	1.000.000
0903	0EC2	**5244**	Transferências Especiais - **No Município de Juti - MS**								600.000
					F	4-INV	6	40	0	1000	600.000
0903	0EC2	**5263**	Transferências Especiais - **No Município de Rio Negro - MS**								700.000
					F	4-INV	6	40	0	1000	700.000

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73113 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA GESTÃO E INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 0EC2 **5265**	Transferências Especiais - **No Município de Rochedo - MS**								500.000
			F	3-ODC	6	40	0	1000	500.000
0909	**Operações Especiais: Outros Encargos Especiais**								**67.719.390**
	Operação Especial								**67.719.390**
0909 **00OM**	**Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013)**	28 846							**2.529.347**
0909 00OM **0001**	Indenização a Servidores em Exercício em Localidades de Fronteira (Lei nº 12.855, de 2013) - **Nacional**								2.529.347
			F	3-ODC	1	90	0	1000	2.529.347
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00UX**	**Demais Aposentadorias e Complementações**	28 846							**65.175.922**
0909 00UX **0001**	Demais Aposentadorias e Complementações - **Nacional**								65.175.922
			S	1-PES	1	90	0	1001	65.175.922
Total									**15.625.982.905**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73116 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		59.747.380.479	66.731.448.125	66.731.448.125	57.529.876.711	60.237.855.246
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	59.747.380.479	66.731.448.125	66.731.448.125	57.529.876.711	60.237.855.246
Funcao						
28	ENCARGOS ESPECIAIS	59.747.380.479	66.731.448.125	66.731.448.125	57.529.876.711	60.237.855.246
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	59.747.380.479	66.731.448.125	66.731.448.125	57.529.876.711	60.237.855.246
GND						
3	OUTRAS DESPESAS CORRENTES	59.747.380.479	66.731.448.125	66.731.448.125	57.529.876.711	60.237.855.246

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000			**292.029.778**					**292.029.778**
1242			**59.945.825.468**					**59.945.825.468**
Total	**0**	**0**	**60.237.855.246**	**0**	**0**	**0**	**0**	**60.237.855.246**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73116 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DO PETRÓLEO, GÁS NATURAL E BIOCOMBUSTÍVEIS - ANP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**60.237.855.246**
	Operação Especial								**60.237.855.246**
0903 **0A53**	**Transferências das Participações pela Produção de Petróleo e Gás Natural (Lei nº 9.478, de 1997)**	28 845							**60.237.855.246**
0903 0A53 **0001**	Transferências das Participações pela Produção de Petróleo e Gás Natural (Lei nº 9.478, de 1997) - **Nacional**								60.237.855.246
			F	3-ODC	1	30	0	1000	198.580.249
			F	3-ODC	1	30	0	1242	40.763.161.318
			F	3-ODC	1	40	0	1000	93.449.529
			F	3-ODC	1	40	0	1242	19.182.664.150
Total									**60.237.855.246**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73118 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.217.727.761	3.271.132.563	3.271.132.563	3.774.539.655	3.774.539.655
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	3.217.727.761	3.271.132.563	3.271.132.563	3.774.539.655	3.774.539.655
Funcao						
28	ENCARGOS ESPECIAIS	3.217.727.761	3.271.132.563	3.271.132.563	3.774.539.655	3.774.539.655
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	3.217.727.761	3.271.132.563	3.271.132.563	3.774.539.655	3.774.539.655
GND						
3	OUTRAS DESPESAS CORRENTES	3.217.727.761	3.271.132.563	3.271.132.563	3.774.539.655	3.774.539.655

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1234			**2.282.330.976**					**2.282.330.976**
1235			**1.492.208.679**					**1.492.208.679**
Total	**0**	**0**	**3.774.539.655**	**0**	**0**	**0**	**0**	**3.774.539.655**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73118 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE ENERGIA ELÉTRICA - ANEEL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**3.774.539.655**
	Operação Especial								**3.774.539.655**
0903 **0223**	**Transferência de Cotas-Partes da Compensação Financeira - Tratado de ITAIPU (Lei nº 8.001, de 1990 - Art.1º)**	28 845							**1.492.208.679**
0903 0223 **0001**	Transferência de Cotas-Partes da Compensação Financeira - Tratado de ITAIPU (Lei nº 8.001, de 1990 - Art.1º) - **Nacional**								1.492.208.679
			F	3-ODC	1	30	0	1235	414.535.571
			F	3-ODC	1	40	0	1235	1.077.673.108
0903 **0546**	**Transferências de Cotas-Partes da Compensação Financeira pela Utilização de Recursos Hídricos para fins de Geração de Energia Elétrica (Lei nº 8.001, de 1990 - Art.1º)**	28 845							**2.282.330.976**
0903 0546 **0001**	Transferências de Cotas-Partes da Compensação Financeira pela Utilização de Recursos Hídricos para fins de Geração de Energia Elétrica (Lei nº 8.001, de 1990 - Art.1º) - **Nacional**								2.282.330.976
			F	3-ODC	1	30	0	1234	634.031.545
			F	3-ODC	1	40	0	1234	1.648.299.431
Total									**3.774.539.655**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73119 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE ¿¿MINERAÇÃO - ANM

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		7.110.443.603	6.422.306.480	6.422.306.480	6.613.109.821	6.613.109.821
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	7.110.443.603	6.422.306.480	6.422.306.480	6.613.109.821	6.613.109.821
Funcao						
28	ENCARGOS ESPECIAIS	7.110.443.603	6.422.306.480	6.422.306.480	6.613.109.821	6.613.109.821
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	7.110.443.603	6.422.306.480	6.422.306.480	6.613.109.821	6.613.109.821
GND						
3	OUTRAS DESPESAS CORRENTES	7.110.443.603	6.422.306.480	6.422.306.480	6.613.109.821	6.613.109.821

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1241			**6.613.109.821**					**6.613.109.821**
Total	**0**	**0**	**6.613.109.821**	**0**	**0**	**0**	**0**	**6.613.109.821**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73119 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE ¿¿MINERAÇÃO - ANM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**6.613.109.821**
	Operação Especial								**6.613.109.821**
0903 **0547**	**Transferências de Cotas-Partes da Compensação Financeira pela Exploração de Recursos Minerais (Lei nº 8.001, de 1990 - Art.2º)**	28 845							**6.613.109.821**
0903 0547 **0001**	Transferências de Cotas-Partes da Compensação Financeira pela Exploração de Recursos Minerais (Lei nº 8.001, de 1990 - Art.2º) - **Nacional**								6.613.109.821
			F	3-ODC	1	30	0	1241	1.719.408.553
			F	3-ODC	1	40	0	1241	4.893.701.268
Total									**6.613.109.821**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73120 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE CULTURA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		10.804.000	3.000.000.000	478.055.641	1.500.000.000	1.500.000.000
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	10.804.000	3.000.000.000	478.055.641	1.500.000.000	1.500.000.000
Funcao						
28	ENCARGOS ESPECIAIS	10.804.000	3.000.000.000	478.055.641	1.500.000.000	1.500.000.000
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	10.804.000	3.000.000.000	478.055.641	1.500.000.000	1.500.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	9.024.300	2.700.000.000	178.055.641	1.200.000.000	1.200.000.000
4	INVESTIMENTOS	1.779.700	300.000.000	300.000.000	300.000.000	300.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**1.200.000.000**	**300.000.000**				**1.500.000.000**
Total	**0**	**0**	**1.200.000.000**	**300.000.000**	**0**	**0**	**0**	**1.500.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73120 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE CULTURA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**1.500.000.000**
	Operação Especial								**1.500.000.000**
0903 **00UV**	**Implementação da Política Nacional Aldir Blanc de Fomento à Cultura**	28 845							**1.500.000.000**
0903 00UV **0001**	Implementação da Política Nacional Aldir Blanc de Fomento à Cultura - **Nacional**								1.500.000.000
	Transferência efetivada (unidade): 2		F	3-ODC	2	30	0	1000	600.000.000
			F	3-ODC	2	40	0	1000	600.000.000
			F	4-INV	3	30	0	1000	300.000.000
Total									**1.500.000.000**

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73901 FUNDO CONSTITUCIONAL DO DISTRITO FEDERAL - FCDF

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		23.371.555.914	25.078.223.161	25.078.223.161	28.412.205.591	28.412.205.591
Programa						
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	23.371.555.914	25.078.223.161	25.078.223.161	28.365.572.308	28.365.572.308
0999	RESERVA DE CONTINGÊNCIA	0	0	0	46.633.283	46.633.283
Funcao						
09	PREVIDÊNCIA SOCIAL	2.055.377.955	0	0	0	0
28	ENCARGOS ESPECIAIS	21.316.177.959	25.078.223.161	25.078.223.161	28.365.572.308	28.365.572.308
99	RESERVA DE CONTINGÊNCIA	0	0	0	46.633.283	46.633.283
Subfuncao						
845	OUTRAS TRANSFERÊNCIAS	23.121.648.886	24.836.464.198	24.836.464.198	28.030.485.236	28.030.485.236
846	OUTROS ENCARGOS ESPECIAIS	249.907.028	241.758.963	241.758.963	335.087.072	335.087.072
999	RESERVA DE CONTINGÊNCIA	0	0	0	46.633.283	46.633.283
GND						
1	PESSOAL E ENCARGOS SOCIAIS	18.578.682.125	20.278.462.311	20.278.462.311	23.024.648.404	23.024.648.404
3	OUTRAS DESPESAS CORRENTES	4.662.123.854	4.600.380.850	4.600.380.850	5.184.919.329	5.184.919.329
4	INVESTIMENTOS	130.749.935	199.380.000	199.380.000	202.637.858	202.637.858

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**16.343.505.490**		**5.138.457.625**	**202.637.858**				**21.684.600.973**
1001	**5.538.919.232**							**5.538.919.232**
1006			**20.735.692**					**20.735.692**
1024	**608.650.089**							**608.650.089**
1055	**268.716.387**							**268.716.387**
1125	**264.857.206**							**264.857.206**
1126			**25.726.012**					**25.726.012**
Total	**23.024.648.404**	**0**	**5.184.919.329**	**202.637.858**	**0**	**0**	**0**	**28.412.205.591**

Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73901 FUNDO CONSTITUCIONAL DO DISTRITO FEDERAL - FCDF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903	**Operações Especiais: Transferências Constitucionais e as Decorrentes de Legislação Específica**								**28.365.572.308**
	Operação Especial								**28.365.572.308**
0903 **009T**	**Serviços Públicos de Saúde do Distrito Federal**	28 845							**1.866.788.278**
0903 009T **0053**	Serviços Públicos de Saúde do Distrito Federal - **No Distrito Federal**								1.866.788.278
			F	3-ODC	1	90	0	1000	1.866.788.278
0903 **00FM**	**Assistência Médica e Odontológica às Polícias Civil, Militar e ao Corpo de Bombeiros do Distrito Federal**	28 845							**976.673.754**
0903 00FM **0053**	Assistência Médica e Odontológica às Polícias Civil, Militar e ao Corpo de Bombeiros do Distrito Federal - **No Distrito Federal**								976.673.754
			S	3-ODC	1	90	0	1000	907.574.192
			S	3-ODC	1	90	0	1006	20.735.692
			S	3-ODC	1	90	0	1126	25.726.012
			S	4-INV	1	90	0	1000	22.637.858
0903 **00NR**	**Manutenção das Polícias Civil, Polícia Militar e do Corpo de Bombeiros do Distrito Federal**	28 845							**666.811.956**
0903 00NR **0053**	Manutenção das Polícias Civil, Polícia Militar e do Corpo de Bombeiros do Distrito Federal - **No Distrito Federal**								666.811.956
			F	3-ODC	1	90	0	1000	486.811.956
			F	4-INV	1	90	0	1000	180.000.000
0903 **00NS**	**Inativos da Polícia Militar e do Corpo de Bombeiros do Distrito Federal**	28 845							**4.071.183.787**
0903 00NS **0053**	Inativos da Polícia Militar e do Corpo de Bombeiros do Distrito Federal - **No Distrito Federal**								4.071.183.787
			S	1-PES	1	90	0	1001	4.071.183.787
0903 **00NT**	**Outros Benefícios das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal**	28 845							**305.957.421**
0903 00NT **0053**	Outros Benefícios das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal - **No Distrito Federal**								305.957.421
			F	3-ODC	1	90	0	1000	305.957.421
0903 **00Q2**	**Pensionistas da Polícia Militar e do Corpo de Bombeiros do Distrito Federal**	28 845							**970.004.999**
0903 00Q2 **0053**	Pensionistas da Polícia Militar e do Corpo de Bombeiros do Distrito Federal - **No Distrito Federal**								970.004.999
			S	1-PES	1	90	0	1001	361.354.910
			S	1-PES	1	90	0	1024	608.650.089
0903 **00QN**	**Inativos e Pensionistas da Polícia Civil do Distrito Federal**	28 845							**1.639.954.128**
0903 00QN **0053**	Inativos e Pensionistas da Polícia Civil do Distrito Federal - **No Distrito Federal**								1.639.954.128
			S	1-PES	1	90	0	1001	1.106.380.535
			S	1-PES	1	90	0	1055	268.716.387
			S	1-PES	1	90	0	1125	264.857.206
0903 **00RS**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos do FCDF**	28 845							**822.041.619**
0903 00RS **5664**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos do FCDF - **Em Brasília - DF**								822.041.619
			F	3-ODC	1	90	0	1000	822.041.619
0903 **00WW**	**Pessoal Ativo do Serviços Públicos de Saúde do Distrito Federal**	28 845							**6.027.673.122**
0903 00WW **0053**	Pessoal Ativo do Serviços Públicos de Saúde do Distrito Federal - **No Distrito Federal**								6.027.673.122
			F	1-PES	1	90	0	1000	6.027.673.122
0903 **00WX**	**Pessoal Ativo do Serviços Públicos de Educação do Distrito Federal**	28 845							**4.360.000.000**
0903 00WX **0053**	Pessoal Ativo do Serviços Públicos de Educação do Distrito Federal - **No Distrito Federal**								4.360.000.000
			F	1-PES	1	90	0	1000	4.360.000.000
0903 **00WY**	**Pessoal Ativo das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal**	28 845							**5.574.112.013**
0903 00WY **0053**	Pessoal Ativo das Polícias Civil, Militar e do Corpo de Bombeiros do Distrito Federal - **No Distrito Federal**								5.574.112.013
			F	1-PES	1	90	0	1000	5.574.112.013
0903 **0312**	**Serviços Públicos de Educação do Distrito Federal**	28 845							**749.284.159**
0903 0312 **0053**	Serviços Públicos de Educação do Distrito Federal - **No Distrito Federal**								749.284.159
			F	3-ODC	1	90	0	1000	749.284.159

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

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Órgão: 73000 TRANSFERÊNCIAS A ESTADOS, DISTRITO FEDERAL E MUNICÍPIOS

Unidade: 73901 FUNDO CONSTITUCIONAL DO DISTRITO FEDERAL - FCDF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0903 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	28 846							**335.087.072**
0903 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								335.087.072
			F	1-PES	0	91	0	1000	335.087.072
0999	**Reserva de Contingência**								**46.633.283**
	Operação Especial								**46.633.283**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**4.011.026**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								4.011.026
			F	1-PES	0	90	0	1000	4.011.026
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**42.622.257**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								42.622.257
			F	1-PES	1	90	0	1000	42.622.257
Total									**28.412.205.591**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Quadro Síntese

Código/Especificação	Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total	107.227.967.936	118.869.203.984	116.178.885.645	148.645.349.693	148.753.176.384
Programa					
0902 OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	40.837.751.086	57.174.131.947	54.592.257.650	61.170.889.983	61.010.716.674
0909 OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	22.713.932.266	10.042.220.588	10.101.287.398	9.929.830.313	10.197.830.313
1144 AGROPECUÁRIA SUSTENTÁVEL	12.786.916.780	13.779.419.052	13.779.419.052	16.107.067.484	16.107.067.484
1158 ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
1191 AGRICULTURA FAMILIAR E AGROECOLOGIA	7.703.162.125	7.703.162.125	8.340.785.664	9.687.241.197	9.687.241.197
2305 COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	1.219.192.133	1.746.213.166	1.746.213.166	2.089.364.949	2.089.364.949
2317 DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	4.404.886.234	3.108.117.395	3.108.117.395	2.993.884.915	2.993.884.915
2323 TURISMO, ESSE É O DESTINO	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
2801 NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	1.229.654.488	1.388.507.500	888.507.500	1.452.935.179	1.452.935.179
5113 EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	461.454.303	394.960.000	377.449.148	377.500.000	377.500.000
5121 GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
5125 DIREITO À CULTURA	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
5136 GOVERNANÇA FUNDIÁRIA, REFORMA AGRÁRIA E REGULARIZAÇÃO DE TERRITÓRIOS QUILOMBOLAS E DE POVOS E COMUNIDADES TRADICIONAIS	585.143.764	565.005.869	915.005.869	1.043.922.738	1.043.922.738
5811 PROMOÇÃO DOS DIREITOS DAS PESSOAS COM DEFICIÊNCIA	14.399.999	14.846.400	14.846.400	15.613.959	15.613.959
Funcao					
05 DEFESA NACIONAL	233.869.859	224.165.912	224.165.912	244.224.445	244.224.445
08 ASSISTÊNCIA SOCIAL	14.399.999	14.846.400	14.846.400	15.613.959	15.613.959
10 SAÚDE	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
12 EDUCAÇÃO	7.064.026.824	7.380.017.273	7.357.573.231	8.663.188.625	8.931.188.625
13 CULTURA	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
15 URBANISMO	0	0	0	0	200.000
18 GESTÃO AMBIENTAL	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
19 CIÊNCIA E TECNOLOGIA	6.362.330.699	10.301.549.556	7.334.389.513	8.788.647.325	8.847.184.016
20 AGRICULTURA	20.684.641.215	22.620.204.716	22.620.204.716	26.294.308.681	26.294.308.681
21 ORGANIZAÇÃO AGRÁRIA	585.143.764	565.005.869	915.005.869	1.043.922.738	1.043.922.738
23 COMÉRCIO E SERVIÇOS	6.101.303.435	4.108.539.708	3.258.539.708	4.479.370.274	4.479.370.274
24 COMUNICAÇÕES	1.219.192.133	1.746.213.166	1.746.213.166	2.089.364.949	2.089.364.949
28 ENCARGOS ESPECIAIS	1.635.342.393	50.213.697.189	51.012.982.935	54.076.044.816	53.857.134.816
Subfuncao					
125 NORMATIZAÇÃO E FISCALIZAÇÃO	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
242 ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	14.399.999	14.846.400	14.846.400	15.613.959	15.613.959
364 ENSINO SUPERIOR	0	0	0	377.500.000	377.500.000
392 DIFUSÃO CULTURAL	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
451 INFRA-ESTRUTURA URBANA	0	0	0	0	200.000
482 HABITAÇÃO URBANA	233.869.859	224.165.912	224.165.912	244.224.445	244.224.445
541 PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
572 DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	6.690.110.564	10.791.053.101	7.823.893.058	9.157.751.246	9.216.287.937
605 ABASTECIMENTO	5.901.156.973	6.552.523.185	6.552.523.185	8.738.354.985	8.738.354.985
608 PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	14.783.959.093	16.067.681.531	16.067.681.531	17.555.953.696	17.555.953.696
631 REFORMA AGRÁRIA	585.143.764	565.005.869	915.005.869	1.043.922.738	1.043.922.738
693 COMÉRCIO EXTERIOR	2.827.298.035	3.488.507.500	2.638.507.500	3.652.935.179	3.652.935.179
694 SERVIÇOS FINANCEIROS	6.102.572.521	6.385.057.273	6.385.057.273	7.673.088.625	7.673.088.625
695 TURISMO	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
722 TELECOMUNICAÇÕES	891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028
846 OUTROS ENCARGOS ESPECIAIS	51.457.338.122	50.813.697.189	51.608.049.745	54.688.644.816	54.737.734.816
UO					
74101 RECURSOS SOB SUPERVISÃO DA SECRETARIA DO TESOURO NACIONAL - MINISTÉRIO DA FAZENDA	16.764.529.143	19.041.662.749	18.191.662.749	22.643.145.320	22.643.345.320
74102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	20.100.000.000	10.000.000	90.874.140	800.000.000	800.000.000
74201 RECURSOS SOB SUPERVISÃO DA SUPERINTENDÊNCIA DE SEGUROS PRIVADOS/SUSEP - M. FAZENDA	154.588	1.245.497	1.245.497	1.311.755	1.311.755
74202 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR/ANS	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

UO						
74203	RECURSOS SOB SUPERVISÃO DO INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA/INCRA-MDA	514.461.252	503.224.065	503.224.065	717.839.430	717.839.430
74204	RECURSOS SOB SUPERVISÃO DA CAIXA DE CONSTRUÇÕES DE CASAS PARA O PESSOAL DA MARINHA - CCCPM	224.528.717	209.566.282	209.566.282	227.279.633	227.279.633
74205	RECURSOS SOB SUPERVISÃO DA CAIXA DE FINANCIAMENTO IMOBILIÁRIO DA AERONÁUTICA	9.341.142	14.599.630	14.599.630	16.944.812	16.944.812
74901	RECURSOS SOB SUPERVISÃO DO FUNDO DE DEFESA DA ECONOMIA CAFEEIRA/FUNCAFÉ - M. AGRIC. E PEC.	6.868.284.956	7.187.895.867	7.187.895.867	7.368.712.499	7.368.712.499
74902	RECURSOS SOB SUPERVISÃO DO FUNDO DE FINANCIAMENTO AO ESTUDANTE DO ENSINO SUPERIOR/FIES - MIN. DA EDUCAÇÃO	7.064.026.824	7.387.425.666	7.364.981.624	8.663.188.625	8.931.188.625
74904	RECURSOS SOB SUPERVISÃO DO FUNDO DA MARINHA MERCANTE/FMM - M. DE PORTOS E AEROPORTOS	1.635.342.393	9.324.975.091	9.324.975.091	9.266.918.558	9.266.918.558
74905	RECURSOS SOB SUP. DO FUNDO P/ DESENV.TECNOL. DAS TELECOMUNIC./FUNTTEL-M.COMUNICAÇÕES	327.779.865	489.503.545	489.503.545	369.103.921	369.103.921
74906	RECURSOS SOB SUPERVISÃO DO FUNDO DE TERRAS E DA REFORMA AGRÁRIA/BANCO DA TERRA - MDA	70.682.512	248.126.245	598.126.245	326.083.308	326.083.308
74908	RECURSOS SOB SUPERVISÃO DO FUNDO GERAL DE TURISMO/FUNGETUR - MINISTÉRIO DO TURISMO	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
74910	RECURSOS SOB SUP. DO FUNDO NAC.DE DESENV.CIENTÍFICO E TECNOLÓGICO/FNDCT-M.CIÊNCIA,TECNOL. E INOV.	6.362.330.699	10.301.549.556	7.334.389.513	8.788.447.325	8.846.984.016
74912	RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE CULTURA	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
74913	RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO NORTE/FNO - MDR	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
74914	RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO CENTRO-OESTE/FCO - MDR	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
74915	RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO NORDESTE/FNE - MDR	15.807.778.380	16.598.015.522	16.990.662.488	18.579.077.756	18.447.731.756
74916	RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL SOBRE MUDANÇA DO CLIMA/FNMC - MMA	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
74917	RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DA AMAZÔNIA/FDA - MDR	3.263.807.625	830.526.076	830.526.076	1.269.070.666	1.269.070.666
74918	RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DO NORDESTE/FDNE - MDR	654.861.045	1.989.667.414	1.989.667.414	1.133.932.378	1.133.932.378
74919	RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DO CENTRO-OESTE/FDCO - MDR	486.217.564	287.923.905	287.923.905	590.881.871	590.881.871
74920	RECURSOS SOB SUPERVISÃO DO FUNDO DE UNIVERSALIZAÇÃO DOS SERVIÇOS DE TELECOMUNICAÇÕES - FUST – M. COMUNICAÇÕES	891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028
74921	RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE INVESTIMENTO EM INFRAESTRUTURA SOCIAL (FIIS)/PR		10.000.000.000	10.064.000.000	10.000.000.00	10.000.000.000
GND						
2	JUROS E ENCARGOS DA DÍVIDA	0	0	0	32.000.000	32.000.000
3	OUTRAS DESPESAS CORRENTES	0	0	0	20.292.569.239	20.292.569.239
5	INVERSÕES FINANCEIRAS	0	0	0	128.303.780.454	128.411.607.145
6	AMORTIZAÇÃO DA DÍVIDA	0	0	0	17.000.000	17.000.000

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000			**18.891.645.320**		**6.740.619.047**			**25.632.264.367**
1003					**3.500.000**			**3.500.000**
1029					**460.000.000**			**460.000.000**
1044					**173.067.935**			**173.067.935**
1050			**9.060.000**		**4.471.049.837**			**4.480.109.837**
1051					**13.779.855**			**13.779.855**
1052					**17.158.266.124**			**17.158.266.124**
1061					**967.953.057**			**967.953.057**
1072					**169.566.071**			**169.566.071**
1091					**3.626.164.516**			**3.626.164.516**
1097					**462.106.266**			**462.106.266**
1098					**1.078.247.953**			**1.078.247.953**
1099					**462.106.266**			**462.106.266**
1100					**1.078.247.953**			**1.078.247.953**
1101					**3.323.811.966**			**3.323.811.966**
1102					**616.141.687**			**616.141.687**
1103					**59.332.988**			**59.332.988**
1104					**232.688.235**			**232.688.235**
1105					**24.678.287**			**24.678.287**
1106					**2.011.517**			**2.011.517**
1107					**434.906.386**			**434.906.386**
1108					**386.346.246**			**386.346.246**
1109					**53.727.126**			**53.727.126**
1110					**27.940.380**			**27.940.380**
1112					**3.154.515**			**3.154.515**
1114			**11.863.919**		**7.594.003**			**19.457.922**
1118					**601.508.233**			**601.508.233**
1119					**28.012**			**28.012**
1124					**433.928.524**			**433.928.524**
1145					**31.000.000.000**			**31.000.000.000**

Detalhamento das Ações

Valores em R$1,00.
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Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1207					6.091.139.210			6.091.139.210
1208					6.091.139.210			6.091.139.210
1209					9.136.708.819			9.136.708.819
1210					9.136.708.819			9.136.708.819
1443						17.000.000		17.000.000
1444		32.000.000	1.380.000.000		21.000.000.000			22.412.000.000
1448					2.592.914.572			2.592.914.572
9207					58.104.706			58.104.706
9208					58.104.706			58.104.706
9209					87.157.059			87.157.059
9210					87.157.059			87.157.059
Total	0	32.000.000	20.292.569.239	0	128.411.607.145	17.000.000	0	148.753.176.384

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Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74101 RECURSOS SOB SUPERVISÃO DA SECRETARIA DO TESOURO NACIONAL - MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		16.764.529.143	19.041.662.749	18.191.662.749	22.643.145.320	22.643.345.320
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	1.792.680.707	2.600.000.000	2.250.000.000	2.700.000.000	2.700.200.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	106.000.000	106.000.000	106.000.000	49.000.000	49.000.000
1144	AGROPECUÁRIA SUSTENTÁVEL	5.918.631.824	6.591.523.185	6.591.523.185	8.738.354.985	8.738.354.985
1191	AGRICULTURA FAMILIAR E AGROECOLOGIA	7.703.162.125	8.340.785.664	8.340.785.664	9.687.241.197	9.687.241.197
2801	NEOINDUSTRIALIZAÇÃO, AMBIENTE DE NEGÓCIOS E PARTICIPAÇÃO ECONÔMICA INTERNACIONAL	1.229.654.488	1.388.507.500	888.507.500	1.452.935.179	1.452.935.179
5811	PROMOÇÃO DOS DIREITOS DAS PESSOAS COM DEFICIÊNCIA	14.399.999	14.846.400	14.846.400	15.613.959	15.613.959
Funcao						
08	ASSISTÊNCIA SOCIAL	14.399.999	14.846.400	14.846.400	15.613.959	15.613.959
15	URBANISMO	0	0	0	0	200.000
20	AGRICULTURA	13.816.356.259	15.432.308.849	15.432.308.849	18.925.596.182	18.925.596.182
23	COMÉRCIO E SERVIÇOS	2.827.298.035	3.488.507.500	2.638.507.500	3.652.935.179	3.652.935.179
28	ENCARGOS ESPECIAIS	106.474.851	106.000.000	106.000.000	49.000.000	49.000.000
Subfuncao						
242	ASSISTÊNCIA À PESSOA COM DEFICIÊNCIA	14.399.999	14.846.400	14.846.400	15.613.959	15.613.959
451	INFRA-ESTRUTURA URBANA	0	0	0	0	200.000
605	ABASTECIMENTO	5.901.156.973	6.552.523.185	6.552.523.185	8.738.354.985	8.738.354.985
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	7.915.674.137	8.879.785.664	8.879.785.664	10.187.241.197	10.187.241.197
693	COMÉRCIO EXTERIOR	2.827.298.035	3.488.507.500	2.638.507.500	3.652.935.179	3.652.935.179
846	OUTROS ENCARGOS ESPECIAIS	106.000.000	106.000.000	106.000.000	49.000.000	49.000.000
GND						
2	JUROS E ENCARGOS DA DIVIDA	95.000.000	11.000.000	11.000.000	32.000.000	32.000.000
3	OUTRAS DESPESAS CORRENTES	14.865.848.436	16.335.662.749	15.835.662.749	19.894.145.320	19.894.145.320
5	INVERSOES FINANCEIRAS	1.792.680.707	2.600.000.000	2.250.000.000	2.700.000.000	2.700.200.000
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	11.000.000	95.000.000	95.000.000	17.000.000	17.000.000

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000			**18.514.145.320**		**1.732.246.943**			**20.246.392.263**
1061					**967.953.057**			**967.953.057**
1443						**17.000.000**		**17.000.000**
1444		**32.000.000**	**1.380.000.000**					**1.412.000.000**
Total	**0**	**32.000.000**	**19.894.145.320**	**0**	**2.700.200.000**	**17.000.000**	**0**	**22.643.345.320**

Detalhamento das Ações

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Recursos de todas as fontes.

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74101 RECURSOS SOB SUPERVISÃO DA SECRETARIA DO TESOURO NACIONAL - MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**2.700.200.000**
	Operação Especial								**2.700.200.000**
0902 **002E**	**Equalização de Juros no Âmbito do Programa de Incentivo a Implementação de Projetos de Interesse Social - PIPS (Lei n° 10.735, de 2003)**	15 451							**100.000**
0902 002E **0033**	Equalização de Juros no Âmbito do Programa de Incentivo a Implementação de Projetos de Interesse Social - PIPS (Lei n° 10.735, de 2003) - **No Estado do Rio de Janeiro**								100.000
	- (--): 2		F	5-IFI	6	99	0	1000	100.000
0902 **0A81**	**Financiamento de Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 10.186, de 2001)**	20 608							**500.000.000**
0902 0A81 **0001**	Financiamento de Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 10.186, de 2001) - **Nacional**								500.000.000
			F	5-IFI	0	90	0	1000	320.928.684
			F	5-IFI	0	90	0	1061	179.071.316
0902 **0A83**	**Financiamento no Âmbito do Programa de Incentivo à Implementação de Projetos de Interesse Social - PIPS (Lei n° 10.735, de 2003)**	15 451							**100.000**
0902 0A83 **0033**	Financiamento no Âmbito do Programa de Incentivo à Implementação de Projetos de Interesse Social - PIPS (Lei n° 10.735, de 2003) - **No Estado do Rio de Janeiro**								100.000
	- (--): 2		F	5-IFI	6	99	0	1000	100.000
0902 **0A84**	**Financiamento de Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001)**	23 693							**2.200.000.000**
0902 0A84 **0001**	Financiamento de Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001) - **Nacional**								2.200.000.000
			F	5-IFI	0	90	0	1000	1.411.118.259
			F	5-IFI	0	90	0	1061	788.881.741
0909	**Operações Especiais: Outros Encargos Especiais**								**49.000.000**
	Operação Especial								**49.000.000**
0909 **00QM**	**Assunção de Riscos das Operações de Recuperação da Lavoura Cacaueira Baiana (Leis nº 9.126, de 1995 e nº 10.186, de 2001)**	28 846							**49.000.000**
0909 00QM **0001**	Assunção de Riscos das Operações de Recuperação da Lavoura Cacaueira Baiana (Leis nº 9.126, de 1995 e nº 10.186, de 2001) - **Nacional**								49.000.000
			F	2-JUR	0	90	0	1444	32.000.000
			F	6-AMO	0	90	0	1443	17.000.000
1144	**Agropecuária Sustentável**								**8.738.354.985**
	Operação Especial								**8.738.354.985**
1144 **00RW**	**Subvenção Econômica em Operações de Investimento Rural e Agroindustrial destinadas a Empresas Cerealistas (Lei nº 13.986, de 2020)**	20 605							**3.428.330**
1144 00RW **0001**	Subvenção Econômica em Operações de Investimento Rural e Agroindustrial destinadas a Empresas Cerealistas (Lei nº 13.986, de 2020) - **Nacional**								3.428.330
			F	3-ODC	1	90	0	1000	3.428.330
1144 **0294**	**Subvenção Econômica nas Operações de Custeio Agropecuário (Lei nº 8.427, de 1992)**	20 605							**1.931.988.828**
1144 0294 **0001**	Subvenção Econômica nas Operações de Custeio Agropecuário (Lei nº 8.427, de 1992) - **Nacional**								1.931.988.828
			F	3-ODC	1	90	0	1000	1.931.988.828
1144 **0298**	**Subvenção Econômica em Operações de Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992)**	20 605							**12.167.609**
1144 0298 **0001**	Subvenção Econômica em Operações de Comercialização de Produtos Agropecuários (Lei nº 8.427, de 1992) - **Nacional**								12.167.609
			F	3-ODC	1	90	0	1000	12.167.609
1144 **0301**	**Subvenção Econômica em Operações de Investimento Rural e Agroindustrial (Lei nº 8.427, de 1992)**	20 605							**6.740.170.218**
1144 0301 **0001**	Subvenção Econômica em Operações de Investimento Rural e Agroindustrial (Lei nº 8.427, de 1992) - **Nacional**								6.740.170.218
			F	3-ODC	1	90	0	1000	6.740.170.218
1144 **0611**	**Subvenção Econômica para Operações decorrentes do Alongamento de Dívidas Originárias de Crédito Rural (Leis nº 9.138, de 1995, nº 10.437, de 2002 e nº 11.775, de 2008)**	20 605							**50.600.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74101 RECURSOS SOB SUPERVISÃO DA SECRETARIA DO TESOURO NACIONAL - MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1144 0611 **0001**	Subvenção Econômica para Operações decorrentes do Alongamento de Dívidas Originárias de Crédito Rural (Leis nº 9.138, de 1995, nº 10.437, de 2002 e nº 11.775, de 2008) - **Nacional**								50.600.000
			F	3-ODC	1	90	0	1000	50.600.000
1191	**Agricultura Familiar e Agroecologia**								**9.687.241.197**
	Operação Especial								**9.687.241.197**
1191 **0281**	**Subvenção Econômica em Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 8.427, de 1992)**	20 608							**9.687.241.197**
1191 0281 **0001**	Subvenção Econômica em Operações no âmbito do Programa Nacional de Fortalecimento da Agricultura Familiar - PRONAF (Lei nº 8.427, de 1992) - **Nacional**								9.687.241.197
			F	3-ODC	1	90	0	1000	9.687.241.197
2801	**Neoindustrialização, Ambiente de Negócios e Participação Econômica Internacional**								**1.452.935.179**
	Operação Especial								**1.452.935.179**
2801 **0267**	**Subvenção Econômica em Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001)**	23 693							**1.452.935.179**
2801 0267 **0001**	Subvenção Econômica em Operações no âmbito do Programa de Financiamento às Exportações - PROEX (Lei nº 10.184, de 2001) - **Nacional**								1.452.935.179
			F	3-ODC	1	90	0	1000	72.935.179
			F	3-ODC	1	90	0	1444	1.380.000.000
5811	**Promoção dos Direitos das Pessoas com Deficiência**								**15.613.959**
	Operação Especial								**15.613.959**
5811 **0E85**	**Subvenção Econômica em Operações de Financiamento para a Aquisição de Bens e Serviços de Tecnologia Assistiva Destinados a Pessoas com Deficiência (Lei n° 12.613, de 2012)**	08 242							**15.613.959**
5811 0E85 **0001**	Subvenção Econômica em Operações de Financiamento para a Aquisição de Bens e Serviços de Tecnologia Assistiva Destinados a Pessoas com Deficiência (Lei n° 12.613, de 2012) - **Nacional**								15.613.959
			F	3-ODC	1	90	0	1000	15.613.959
Total									**22.643.345.320**

Detalhamento das Ações

Valores em R$1,00.
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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		20.100.000.000	10.000.000	90.874.140	800.000.000	800.000.000
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	0	0	80.874.140	800.000.000	800.000.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	20.100.000.000	10.000.000	10.000.000	0	0
Funcao						
28	ENCARGOS ESPECIAIS	20.100.000.000	10.000.000	90.874.140	800.000.000	800.000.000
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	20.100.000.000	10.000.000	90.874.140	800.000.000	800.000.000
GND						
5	INVERSOES FINANCEIRAS	20.100.000.000	10.000.000	90.874.140	800.000.000	800.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000					**800.000.000**			**800.000.000**
Total	**0**	**0**	**0**	**0**	**800.000.000**	**0**	**0**	**800.000.000**

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74102 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**800.000.000**
	Operação Especial								**800.000.000**
0902 **00XC**	**Aporte de Recursos para Implementação do Comitê Gestor do Imposto sobre Bens e Serviços - CGIBS (Lei Complementar nº 214, de 2025)**	28 846							**800.000.000**
0902 00XC **0001**	Aporte de Recursos para Implementação do Comitê Gestor do Imposto sobre Bens e Serviços - CGIBS (Lei Complementar nº 214, de 2025) - **Nacional**								800.000.000
			F	5-IFI	0	90	0	1000	800.000.000
Total									**800.000.000**

Detalhamento das Ações

Valores em R$1,00.
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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74201 RECURSOS SOB SUPERVISÃO DA SUPERINTENDÊNCIA DE SEGUROS PRIVADOS/SUSEP - M. FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		154.588	1.245.497	1.245.497	1.311.755	1.311.755
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	154.588	1.245.497	1.245.497	1.311.755	1.311.755
Funcao						
28	ENCARGOS ESPECIAIS	154.588	1.245.497	1.245.497	1.311.755	1.311.755
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	154.588	1.245.497	1.245.497	1.311.755	1.311.755
GND						
5	INVERSOES FINANCEIRAS	154.588	1.245.497	1.245.497	1.311.755	1.311.755

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**1.311.755**			**1.311.755**
Total	**0**	**0**	**0**	**0**	**1.311.755**	**0**	**0**	**1.311.755**

Detalhamento das Ações

Valores em R$1,00.
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Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74201 RECURSOS SOB SUPERVISÃO DA SUPERINTENDÊNCIA DE SEGUROS PRIVADOS/SUSEP - M. FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**1.311.755**
	Operação Especial								**1.311.755**
0909 **0461**	**Concessão de Empréstimos para Liquidação de Sociedades Seguradoras, Resseguradoras, Entidades de Previdência Complementar Aberta e Capitalização**	28 846							**1.311.755**
0909 0461 **0001**	Concessão de Empréstimos para Liquidação de Sociedades Seguradoras, Resseguradoras, Entidades de Previdência Complementar Aberta e Capitalização - **Nacional**								1.311.755
	Empréstimo efetuado (unidade): 1		F	5-IFI	0	90	0	1050	1.311.755
Total									**1.311.755**

Detalhamento das Ações

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74202 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR/ANS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
Programa						
5121	GESTÃO, TRABALHO, EDUCAÇÃO E TRANSFORMAÇÃO DIGITAL NA SAÚDE	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
Funcao						
10	SAÚDE	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
Subfuncao						
125	NORMATIZAÇÃO E FISCALIZAÇÃO	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000
GND						
5	INVERSOES FINANCEIRAS	2.711.397	3.500.000	3.500.000	3.500.000	3.500.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1003					**3.500.000**			**3.500.000**
Total	**0**	**0**	**0**	**0**	**3.500.000**	**0**	**0**	**3.500.000**

Detalhamento das Ações

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74202 RECURSOS SOB SUPERVISÃO DA AGÊNCIA NACIONAL DE SAÚDE SUPLEMENTAR/ANS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5121	**Gestão, Trabalho, Educação e Transformação Digital na Saúde**								**3.500.000**
	Operação Especial								**3.500.000**
5121 **0354**	**Concessão de Empréstimos para Liquidação de Operadoras de Planos Privados de Assistência à Saúde (Lei nº 9.961, de 2000)**	10 125							**3.500.000**
5121 0354 **0001**	Concessão de Empréstimos para Liquidação de Operadoras de Planos Privados de Assistência à Saúde (Lei nº 9.961, de 2000) - **Nacional**								3.500.000
			S	5-IFI	0	90	0	1003	3.500.000
Total									**3.500.000**

Detalhamento das Ações

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74203 RECURSOS SOB SUPERVISÃO DO INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA/INCRA-MDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		514.461.252	503.224.065	503.224.065	717.839.430	717.839.430
Programa						
5136	GOVERNANÇA FUNDIÁRIA, REFORMA AGRÁRIA E REGULARIZAÇÃO DE TERRITÓRIOS QUILOMBOLAS E DE POVOS E COMUNIDADES TRADICIONAIS	514.461.252	503.224.065	503.224.065	717.839.430	717.839.430
Funcao						
21	ORGANIZAÇÃO AGRÁRIA	514.461.252	503.224.065	503.224.065	717.839.430	717.839.430
Subfuncao						
631	REFORMA AGRÁRIA	514.461.252	503.224.065	503.224.065	717.839.430	717.839.430
GND						
5	INVERSOES FINANCEIRAS	514.461.252	503.224.065	503.224.065	717.839.430	717.839.430

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000					**700.000.000**			**700.000.000**
1050					**17.839.430**			**17.839.430**
Total	**0**	**0**	**0**	**0**	**717.839.430**	**0**	**0**	**717.839.430**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74203 RECURSOS SOB SUPERVISÃO DO INSTITUTO NACIONAL DE COLONIZAÇÃO E REFORMA AGRÁRIA/INCRA-MDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5136	**Governança Fundiária, Reforma Agrária e Regularização de Territórios Quilombolas e de Povos e Comunidades Tradicionais**								**717.839.430**
	Operação Especial								**717.839.430**
5136 **0427**	**Concessão de Crédito-Instalação às Famílias Assentadas (Lei n° 8.629, de 1993)**	21 631							**717.839.430**
5136 0427 **0001**	Concessão de Crédito-Instalação às Famílias Assentadas (Lei n° 8.629, de 1993) - **Nacional** Família atendida (unidade): 671.507								717.839.430
			F	5-IFI	0	90	0	1000	700.000.000
			F	5-IFI	0	90	0	1050	17.839.430
Total									**717.839.430**

Detalhamento das Ações

Valores em R$1,00.
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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74204 RECURSOS SOB SUPERVISÃO DA CAIXA DE CONSTRUÇÕES DE CASAS PARA O PESSOAL DA MARINHA - CCCPM

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		224.528.717	209.566.282	209.566.282	227.279.633	227.279.633
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	224.528.717	209.566.282	209.566.282	227.279.633	227.279.633
Funcao						
05	DEFESA NACIONAL	224.528.717	209.566.282	209.566.282	227.279.633	227.279.633
Subfuncao						
482	HABITAÇÃO URBANA	224.528.717	209.566.282	209.566.282	227.279.633	227.279.633
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	0	1.080.000	1.080.000
5	INVERSOES FINANCEIRAS	224.528.717	209.566.282	209.566.282	226.199.633	226.199.633

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1050			**1.080.000**		**212.419.778**			**213.499.778**
1051					**13.779.855**			**13.779.855**
Total	**0**	**0**	**1.080.000**	**0**	**226.199.633**	**0**	**0**	**227.279.633**

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74204 RECURSOS SOB SUPERVISÃO DA CAIXA DE CONSTRUÇÕES DE CASAS PARA O PESSOAL DA MARINHA - CCCPM

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**227.279.633**
	Operação Especial								**227.279.633**
0902 **00GY**	**Financiamento Imobiliário para o Pessoal da Marinha**	05 482							**227.279.633**
0902 00GY **0001**	Financiamento Imobiliário para o Pessoal da Marinha - **Nacional**								227.279.633
	Servidor beneficiado (unidade): 5.000		F	3-ODC	0	90	0	1050	1.080.000
			F	5-IFI	0	90	0	1050	212.419.778
			F	5-IFI	0	90	0	1051	13.779.855
Total									**227.279.633**

Detalhamento das Ações

Valores em R$1,00.
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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74205 RECURSOS SOB SUPERVISÃO DA CAIXA DE FINANCIAMENTO IMOBILIÁRIO DA AERONÁUTICA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		9.341.142	14.599.630	14.599.630	16.944.812	16.944.812
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	9.341.142	14.599.630	14.599.630	16.944.812	16.944.812
Funcao						
05	DEFESA NACIONAL	9.341.142	14.599.630	14.599.630	16.944.812	16.944.812
Subfuncao						
482	HABITAÇÃO URBANA	9.341.142	14.599.630	14.599.630	16.944.812	16.944.812
GND						
5	INVERSOES FINANCEIRAS	9.341.142	14.599.630	14.599.630	16.944.812	16.944.812

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**16.944.812**			**16.944.812**
Total	**0**	**0**	**0**	**0**	**16.944.812**	**0**	**0**	**16.944.812**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74205 RECURSOS SOB SUPERVISÃO DA CAIXA DE FINANCIAMENTO IMOBILIÁRIO DA AERONÁUTICA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**16.944.812**
	Operação Especial								**16.944.812**
0902 **00JE**	**Financiamento Imobiliário para o Pessoal da Aeronáutica**	05 482							**16.944.812**
0902 00JE **0001**	Financiamento Imobiliário para o Pessoal da Aeronáutica - **Nacional** Servidor beneficiado (unidade): 120								16.944.812
			F	5-IFI	0	90	0	1050	16.944.812
Total									**16.944.812**

Detalhamento das Ações

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74901 RECURSOS SOB SUPERVISÃO DO FUNDO DE DEFESA DA ECONOMIA CAFEEIRA/FUNCAFÉ - M. AGRIC. E PEC.

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		6.868.284.956	7.187.895.867	7.187.895.867	7.368.712.499	7.368.712.499
Programa						
1144	AGROPECUÁRIA SUSTENTÁVEL	6.868.284.956	7.187.895.867	7.187.895.867	7.368.712.499	7.368.712.499
Funcao						
20	AGRICULTURA	6.868.284.956	7.187.895.867	7.187.895.867	7.368.712.499	7.368.712.499
Subfuncao						
608	PROMOÇÃO DA PRODUÇÃO AGROPECUÁRIA	6.868.284.956	7.187.895.867	7.187.895.867	7.368.712.499	7.368.712.499
GND						
5	INVERSOES FINANCEIRAS	6.868.284.956	7.187.895.867	7.187.895.867	7.368.712.499	7.368.712.499

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**350.481.752**			**350.481.752**
1052					**7.018.230.747**			**7.018.230.747**
Total	**0**	**0**	**0**	**0**	**7.368.712.499**	**0**	**0**	**7.368.712.499**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74901 RECURSOS SOB SUPERVISÃO DO FUNDO DE DEFESA DA ECONOMIA CAFEEIRA/FUNCAFÉ - M. AGRIC. E PEC.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1144	**Agropecuária Sustentável**								**7.368.712.499**
	Operação Especial								**7.368.712.499**
1144 **0012**	**Financiamentos ao Agronegócio Café (Lei nº 8.427, de 1992)**	20 608							**7.368.712.499**
1144 0012 **0001**	Financiamentos ao Agronegócio Café (Lei nº 8.427, de 1992) - **Nacional**								7.368.712.499
	Financiamento concedido (unidade): 3.500		F	5-IFI	0	90	0	1050	350.481.752
			F	5-IFI	0	90	0	1052	7.018.230.747
Total									**7.368.712.499**

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74902 RECURSOS SOB SUPERVISÃO DO FUNDO DE FINANCIAMENTO AO ESTUDANTE DO ENSINO SUPERIOR/FIES - MIN. DA EDUCAÇÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	8.663.188.625	8.931.188.625
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	0	0	0	7.673.088.625	7.673.088.625
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	0	0	612.600.000	880.600.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	0	0	0	377.500.000	377.500.000
Funcao						
12	EDUCAÇÃO	0	0	0	8.663.188.625	8.931.188.625
Subfuncao						
364	ENSINO SUPERIOR	0	0	0	377.500.000	377.500.000
694	SERVIÇOS FINANCEIROS	0	0	0	7.673.088.625	7.673.088.625
846	OUTROS ENCARGOS ESPECIAIS	0	0	0	612.600.000	880.600.000
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	0	377.500.000	377.500.000
5	INVERSÕES FINANCEIRAS	0	0	0	8.285.688.625	8.553.688.625

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**377.500.000**		**3.318.638.243**			**3.696.138.243**
1050					**216.333.444**			**216.333.444**
1052					**4.584.788.414**			**4.584.788.414**
1124					**433.928.524**			**433.928.524**
Total	**0**	**0**	**377.500.000**	**0**	**8.553.688.625**	**0**	**0**	**8.931.188.625**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74902 RECURSOS SOB SUPERVISÃO DO FUNDO DE FINANCIAMENTO AO ESTUDANTE DO ENSINO SUPERIOR/FIES - MIN. DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**7.673.088.625**
	Operação Especial								**7.673.088.625**
0902 **00IG**	**Concessão de Financiamento Estudantil - FIES (Lei nº 10.260, de 2001)**	12 694							**7.673.088.625**
0902 00IG **0001**	Concessão de Financiamento Estudantil - FIES (Lei nº 10.260, de 2001) - **Nacional**								7.673.088.625
	Estudante atendido (unidade): 265.543		F	5-IFI	0	90	0	1000	226.489.357
			F	5-IFI	0	91	0	1000	2.645.477.410
			F	5-IFI	0	91	0	1050	216.333.444
			F	5-IFI	0	91	0	1052	4.584.788.414
0909	**Operações Especiais: Outros Encargos Especiais**								**880.600.000**
	Operação Especial								**880.600.000**
0909 **00M2**	**Integralização de Cotas em Fundos de Garantia de Operações de Crédito Educativo**	12 846							**880.600.000**
0909 00M2 **0001**	Integralização de Cotas em Fundos de Garantia de Operações de Crédito Educativo - **Nacional**								880.600.000
			F	5-IFI	2	90	0	1000	178.671.476
			F	5-IFI	2	90	0	1124	433.928.524
			F	5-IFI	2	90	8	1000	268.000.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**377.500.000**
	Atividade								**377.500.000**
5113 **20RZ**	**Administração do Financiamento Estudantil - FIES**	12 364							**377.500.000**
5113 20RZ **0001**	Administração do Financiamento Estudantil - FIES - **Nacional**								377.500.000
	Financiamento gerenciado (unidade): 1.743.058		F	3-ODC	2	90	0	1000	357.220.000
			F	3-ODC	2	91	0	1000	20.280.000
Total									**8.931.188.625**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74904 RECURSOS SOB SUPERVISÃO DO FUNDO DA MARINHA MERCANTE/FMM - M. DE PORTOS E AEROPORTOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.635.342.393	9.324.975.091	9.324.975.091	9.266.918.558	9.266.918.558
Programa						
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	9.324.975.091	9.324.975.091	9.266.918.558	9.266.918.558
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	1.635.342.393	0	0	0	0
Funcao						
26	TRANSPORTE	1.635.342.393	0	0	0	0
28	ENCARGOS ESPECIAIS	0	9.324.975.091	9.324.975.091	9.266.918.558	9.266.918.558
Subfuncao						
784	TRANSPORTE AQUAVIÁRIO	1.635.342.393	0	0	0	0
846	OUTROS ENCARGOS ESPECIAIS	0	9.324.975.091	9.324.975.091	9.266.918.558	9.266.918.558
GND						
5	INVERSOES FINANCEIRAS	1.635.342.393	9.324.975.091	9.324.975.091	9.266.918.558	9.266.918.558

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**2.401.337.774**			**2.401.337.774**
1052					**3.239.416.268**			**3.239.416.268**
1091					**3.626.164.516**			**3.626.164.516**
Total	**0**	**0**	**0**	**0**	**9.266.918.558**	**0**	**0**	**9.266.918.558**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74904 RECURSOS SOB SUPERVISÃO DO FUNDO DA MARINHA MERCANTE/FMM - M. DE PORTOS E AEROPORTOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**9.266.918.558**
	Operação Especial								**9.266.918.558**
0909 **0118**	**Financiamentos à Infraestrutura Aquaviária, Portuária e Construção/Manutenção Naval**	28 846							**9.266.918.558**
0909 0118 **0001**	Financiamentos à Infraestrutura Aquaviária, Portuária e Construção/Manutenção Naval - **Nacional** Projeto concluído (unidade): 160								9.266.918.558
			F	5-IFI	0	90	0	1050	2.401.337.774
			F	5-IFI	0	90	0	1052	3.239.416.268
			F	5-IFI	0	90	0	1091	3.626.164.516
Total									**9.266.918.558**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74905 RECURSOS SOB SUP. DO FUNDO P/ DESENV.TECNOL. DAS TELECOMUNIC./FUNTTEL-M.COMUNICAÇÕES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		327.779.865	489.503.545	489.503.545	369.103.921	369.103.921
Programa						
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	327.779.865	489.503.545	489.503.545	369.103.921	369.103.921
Funcao						
24	COMUNICAÇÕES	327.779.865	489.503.545	489.503.545	369.103.921	369.103.921
Subfuncao						
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	327.779.865	489.503.545	489.503.545	369.103.921	369.103.921
GND						
5	INVERSOES FINANCEIRAS	327.779.865	489.503.545	489.503.545	369.103.921	369.103.921

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**44.326**			**44.326**
1052					**369.059.595**			**369.059.595**
Total	**0**	**0**	**0**	**0**	**369.103.921**	**0**	**0**	**369.103.921**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74905 RECURSOS SOB SUP. DO FUNDO P/ DESENV.TECNOL. DAS TELECOMUNIC./FUNTTEL-M.COMUNICAÇÕES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305	**Comunicações para Inclusão e Transformação**								**369.103.921**
	Operação Especial								**369.103.921**
2305 **0505**	**Financiamento a Projetos de Desenvolvimento de Tecnologias nas Telecomunicações**	24 572							**369.103.921**
2305 0505 **0001**	Financiamento a Projetos de Desenvolvimento de Tecnologias nas Telecomunicações - **Nacional**								369.103.921
	Contrato de financiamento efetivado (unidade): 2		F	5-IFI	0	90	0	1050	44.326
			F	5-IFI	0	90	0	1052	369.059.595
Total									**369.103.921**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74906 RECURSOS SOB SUPERVISÃO DO FUNDO DE TERRAS E DA REFORMA AGRÁRIA/BANCO DA TERRA - MDA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		70.682.512	248.126.245	598.126.245	326.083.308	326.083.308
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	186.344.441	186.344.441	0	0
5136	GOVERNANÇA FUNDIÁRIA, REFORMA AGRÁRIA E REGULARIZAÇÃO DE TERRITÓRIOS QUILOMBOLAS E DE POVOS E COMUNIDADES TRADICIONAIS	70.682.512	61.781.804	411.781.804	326.083.308	326.083.308
Funcao						
21	ORGANIZAÇÃO AGRÁRIA	70.682.512	61.781.804	411.781.804	326.083.308	326.083.308
99	RESERVA DE CONTINGÊNCIA	0	186.344.441	186.344.441	0	0
Subfuncao						
631	REFORMA AGRÁRIA	70.682.512	61.781.804	411.781.804	326.083.308	326.083.308
999	RESERVA DE CONTINGÊNCIA	0	186.344.441	186.344.441	0	0
GND						
5	INVERSOES FINANCEIRAS	70.682.512	61.781.804	411.781.804	326.083.308	326.083.308
9	RESERVA DE CONTINGENCIA	0	186.344.441	186.344.441	0	0

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000					**181.621.261**			**181.621.261**
1050					**126.779.384**			**126.779.384**
1052					**17.682.663**			**17.682.663**
Total	**0**	**0**	**0**	**0**	**326.083.308**	**0**	**0**	**326.083.308**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74906 RECURSOS SOB SUPERVISÃO DO FUNDO DE TERRAS E DA REFORMA AGRÁRIA/BANCO DA TERRA - MDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5136	**Governança Fundiária, Reforma Agrária e Regularização de Territórios Quilombolas e de Povos e Comunidades Tradicionais**								**326.083.308**
	Operação Especial								**326.083.308**
5136 **0061**	**Concessão de Crédito para Aquisição de Imóveis Rurais e Investimentos Básicos - Fundo de Terras (Lei Complementar nº 93, de 1998)**	21 631							**326.083.308**
5136 0061 **0001**	Concessão de Crédito para Aquisição de Imóveis Rurais e Investimentos Básicos - Fundo de Terras (Lei Complementar nº 93, de 1998) - **Nacional**								326.083.308
	Família beneficiada (unidade): 2.250		F	5-IFI	0	90	0	1000	181.621.261
			F	5-IFI	0	90	0	1050	126.779.384
			F	5-IFI	0	90	0	1052	17.682.663
Total									**326.083.308**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74908 RECURSOS SOB SUPERVISÃO DO FUNDO GERAL DE TURISMO/FUNGETUR - MINISTÉRIO DO TURISMO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
Programa						
2323	TURISMO, ESSE É O DESTINO	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
Funcao						
23	COMÉRCIO E SERVIÇOS	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
Subfuncao						
695	TURISMO	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095
GND						
5	INVERSOES FINANCEIRAS	1.266.227.723	620.032.208	620.032.208	826.435.095	826.435.095

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**170.478.692**			**170.478.692**
1052					**655.956.403**			**655.956.403**
Total	**0**	**0**	**0**	**0**	**826.435.095**	**0**	**0**	**826.435.095**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74908 RECURSOS SOB SUPERVISÃO DO FUNDO GERAL DE TURISMO/FUNGETUR - MINISTÉRIO DO TURISMO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2323	**Turismo, esse é o destino**								**826.435.095**
	Operação Especial								**826.435.095**
2323 **0454**	**Financiamento da Infraestrutura Turística Nacional**	23 695							**826.435.095**
2323 0454 **0001**	Financiamento da Infraestrutura Turística Nacional - **Nacional**								826.435.095
	Empreendimento financiado (unidade): 1.398		F	5-IFI	0	90	0	1050	170.478.692
			F	5-IFI	0	90	0	1052	655.956.403
Total									**826.435.095**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74910 RECURSOS SOB SUP. DO FUNDO NAC.DE DESENV.CIENTÍFICO E TECNOLÓGICO/FNDCT-M.CIÊNCIA,TECNOL. E INOV.

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		6.362.330.699	10.301.549.556	7.334.389.513	8.788.447.325	8.846.984.016
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	6.362.330.699	10.301.549.556	7.334.389.513	8.788.447.325	8.846.984.016
Funcao						
19	CIÊNCIA E TECNOLOGIA	6.362.330.699	10.301.549.556	7.334.389.513	8.788.447.325	8.846.984.016
Subfuncao						
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	6.362.330.699	10.301.549.556	7.334.389.513	8.788.447.325	8.846.984.016
GND						
5	INVERSOES FINANCEIRAS	6.362.330.699	10.301.549.556	7.334.389.513	8.788.447.325	8.846.984.016

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1097					**462.106.266**			**462.106.266**
1098					**1.078.247.953**			**1.078.247.953**
1099					**462.106.266**			**462.106.266**
1100					**1.078.247.953**			**1.078.247.953**
1101					**3.323.811.966**			**3.323.811.966**
1102					**616.141.687**			**616.141.687**
1103					**59.332.988**			**59.332.988**
1104					**232.688.235**			**232.688.235**
1105					**24.678.287**			**24.678.287**
1106					**2.011.517**			**2.011.517**
1107					**434.906.386**			**434.906.386**
1108					**386.346.246**			**386.346.246**
1109					**53.727.126**			**53.727.126**
1110					**27.940.380**			**27.940.380**
1112					**3.154.515**			**3.154.515**
1118					**601.508.233**			**601.508.233**
1119					**28.012**			**28.012**
Total	**0**	**0**	**0**	**0**	**8.846.984.016**	**0**	**0**	**8.846.984.016**

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74910 RECURSOS SOB SUP. DO FUNDO NAC.DE DESENV.CIENTÍFICO E TECNOLÓGICO/FNDCT-M.CIÊNCIA,TECNOL. E INOV.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**8.846.984.016**
	Operação Especial								**8.846.984.016**
0902 **0A37**	**Financiamento de Projetos de Desenvolvimento Tecnológico de Empresas (Lei nº 11.540, de 2007)**	19 572							**8.846.984.016**
0902 0A37 **0001**	Financiamento de Projetos de Desenvolvimento Tecnológico de Empresas (Lei nº 11.540, de 2007) - **Nacional**								8.846.984.016
			F	5-IFI	0	90	0	1097	462.106.266
			F	5-IFI	0	90	0	1098	1.078.247.953
			F	5-IFI	0	90	0	1099	462.106.266
			F	5-IFI	0	90	0	1100	1.078.247.953
			F	5-IFI	0	90	0	1101	3.323.811.966
			F	5-IFI	0	90	0	1102	616.141.687
			F	5-IFI	0	90	0	1103	59.332.988
			F	5-IFI	0	90	0	1104	232.688.235
			F	5-IFI	0	90	0	1105	24.678.287
			F	5-IFI	0	90	0	1106	2.011.517
			F	5-IFI	0	90	0	1107	434.906.386
			F	5-IFI	0	90	0	1108	386.346.246
			F	5-IFI	0	90	0	1109	53.727.126
			F	5-IFI	0	90	0	1110	27.940.380
			F	5-IFI	0	90	0	1112	3.154.515
			F	5-IFI	0	90	0	1118	601.508.233
			F	5-IFI	0	90	0	1119	28.012
Total									**8.846.984.016**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74912 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE CULTURA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
Programa						
5125	DIREITO À CULTURA	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
Funcao						
13	CULTURA	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
Subfuncao						
392	DIFUSÃO CULTURAL	409.549.577	273.980.000	273.980.000	467.980.000	467.980.000
GND						
3	OUTRAS DESPESAS CORRENTES	9.549.577	7.980.000	7.980.000	7.980.000	7.980.000
5	INVERSOES FINANCEIRAS	400.000.000	266.000.000	266.000.000	460.000.000	460.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1029					**460.000.000**			**460.000.000**
1050			**7.980.000**					**7.980.000**
Total	**0**	**0**	**7.980.000**	**0**	**460.000.000**	**0**	**0**	**467.980.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74912 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE CULTURA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5125	**Direito à Cultura**								**467.980.000**
	Atividade								**7.980.000**
5125 **20ZK**	**Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)**	13 392							**7.980.000**
5125 20ZK **0001**	Administração dos Investimentos, Financiamentos e Atividades do Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006) - **Nacional** Financiamento gerenciado (unidade): 134								7.980.000
			F	3-ODC	2	90	0	1050	7.980.000
	Operação Especial								**460.000.000**
5125 **006C**	**Financiamento ao Setor Audiovisual - Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006)**	13 392							**460.000.000**
5125 006C **0001**	Financiamento ao Setor Audiovisual - Fundo Setorial do Audiovisual (Lei nº 11.437, de 2006) - **Nacional** Projeto financiado (unidade): 134								460.000.000
			F	5-IFI	0	90	0	1029	460.000.000
Total									**467.980.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74913 RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO NORTE/FNO - MDR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
Funcao						
28	ENCARGOS ESPECIAIS	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
GND						
5	INVERSOES FINANCEIRAS	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1207					**6.091.139.210**			**6.091.139.210**
9207					**58.104.706**			**58.104.706**
Total	**0**	**0**	**0**	**0**	**6.149.243.916**	**0**	**0**	**6.149.243.916**

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74913 RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO NORTE/FNO - MDR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**6.149.243.916**
	Operação Especial								**6.149.243.916**
0902 **0534**	**Financiamento aos Setores Produtivos da Região Norte - FNO (Lei nº 7.827, de 27 de setembro de 1989)**	28 846							**6.149.243.916**
0902 0534 **0010**	Financiamento aos Setores Produtivos da Região Norte - FNO (Lei nº 7.827, de 27 de setembro de 1989) - **Na Região Norte**								6.149.243.916
			F	5-IFI	0	90	0	1207	6.091.139.210
			F	5-IFI	0	90	0	9207	58.104.706
Total									**6.149.243.916**

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74914 RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO CENTRO-OESTE/FCO - MDR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
Funcao						
28	ENCARGOS ESPECIAIS	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916
GND						
5	INVERSOES FINANCEIRAS	5.269.259.460	5.532.671.842	5.663.554.162	6.193.025.916	6.149.243.916

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1208					**6.091.139.210**			**6.091.139.210**
9208					**58.104.706**			**58.104.706**
Total	**0**	**0**	**0**	**0**	**6.149.243.916**	**0**	**0**	**6.149.243.916**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74914 RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO CENTRO-OESTE/FCO - MDR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**6.149.243.916**
	Operação Especial								**6.149.243.916**
0902 **0029**	**Financiamento aos Setores Produtivos da Região Centro-Oeste (Lei nº 7.827, de 27 de setembro de 1989)**	28 846							**6.149.243.916**
0902 0029 **0050**	Financiamento aos Setores Produtivos da Região Centro-Oeste (Lei nº 7.827, de 27 de setembro de 1989) - **Na Região Centro-Oeste**								6.149.243.916
			F	5-IFI	0	90	0	1208	6.091.139.210
			F	5-IFI	0	90	0	9208	58.104.706
Total									**6.149.243.916**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74915 RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO NORDESTE/FNE - MDR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		15.807.778.380	16.598.015.522	16.990.662.488	18.579.077.756	18.447.731.756
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	15.807.778.380	16.598.015.522	16.990.662.488	18.579.077.756	18.447.731.756
Funcao						
28	ENCARGOS ESPECIAIS	15.807.778.380	16.598.015.522	16.990.662.488	18.579.077.756	18.447.731.756
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	15.807.778.380	16.598.015.522	16.990.662.488	18.579.077.756	18.447.731.756
GND						
5	INVERSOES FINANCEIRAS	15.807.778.380	16.598.015.522	16.990.662.488	18.579.077.756	18.447.731.756

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1209					**9.136.708.819**			**9.136.708.819**
1210					**9.136.708.819**			**9.136.708.819**
9209					**87.157.059**			**87.157.059**
9210					**87.157.059**			**87.157.059**
Total	**0**	**0**	**0**	**0**	**18.447.731.756**	**0**	**0**	**18.447.731.756**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74915 RECURSOS SOB SUPERVISÃO DO FUNDO CONSTITUCIONAL DE FINANCIAMENTO DO NORDESTE/FNE - MDR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**18.447.731.756**
	Operação Especial								**18.447.731.756**
0902 **0030**	**Financiamento aos Setores Produtivos do Semiárido da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989)**	28 846							**9.223.865.878**
0902 0030 **0020**	Financiamento aos Setores Produtivos do Semiárido da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989) - **Na Região Nordeste**								9.223.865.878
			F	5-IFI	0	90	0	1210	9.136.708.819
			F	5-IFI	0	90	0	9210	87.157.059
0902 **0031**	**Financiamento aos Setores Produtivos da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989)**	28 846							**9.223.865.878**
0902 0031 **0020**	Financiamento aos Setores Produtivos da Região Nordeste (Lei nº 7.827, de 27 de setembro de 1989) - **Na Região Nordeste**								9.223.865.878
			F	5-IFI	0	90	0	1209	9.136.708.819
			F	5-IFI	0	90	0	9209	87.157.059
Total									**18.447.731.756**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74916 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL SOBRE MUDANÇA DO CLIMA/FNMC - MMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
Programa						
1158	ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
Funcao						
18	GESTÃO AMBIENTAL	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
Subfuncao						
541	PRESERVAÇÃO E CONSERVAÇÃO AMBIENTAL	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881
GND						
5	INVERSOES FINANCEIRAS	13.592.986.061	21.223.731.361	21.223.731.361	42.479.183.881	42.479.183.881

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**309.617.810**			**309.617.810**
1072					**169.566.071**			**169.566.071**
1145					**31.000.000.000**			**31.000.000.000**
1444					**11.000.000.000**			**11.000.000.000**
Total	**0**	**0**	**0**	**0**	**42.479.183.881**	**0**	**0**	**42.479.183.881**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74916 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL SOBRE MUDANÇA DO CLIMA/FNMC - MMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1158	**Enfrentamento da Emergência Climática**								**42.479.183.881**
	Operação Especial								**42.479.183.881**
1158 **00J4**	**Apoio Financeiro Reembolsável mediante Financiamento e outros Instrumentos Financeiros para Projetos de Mitigação e Adaptação à Mudança do Clima**	18 541							**42.479.183.881**
1158 00J4 **0001**	Apoio Financeiro Reembolsável mediante Financiamento e outros Instrumentos Financeiros para Projetos de Mitigação e Adaptação à Mudança do Clima - **Nacional**								42.479.183.881
	Projeto apoiado (unidade): 150		F	5-IFI	0	90	0	1050	309.617.810
			F	5-IFI	0	90	0	1072	169.566.071
			F	5-IFI	0	90	0	1145	31.000.000.000
			F	5-IFI	0	90	0	1444	11.000.000.000
Total									**42.479.183.881**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74917 RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DA AMAZÔNIA/FDA - MDR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.263.807.625	830.526.076	830.526.076	1.269.070.666	1.269.070.666
Programa						
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	3.263.807.625	830.526.076	830.526.076	1.269.070.666	1.269.070.666
Funcao						
28	ENCARGOS ESPECIAIS	3.263.807.625	830.526.076	830.526.076	1.269.070.666	1.269.070.666
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	3.263.807.625	830.526.076	830.526.076	1.269.070.666	1.269.070.666
GND						
5	INVERSOES FINANCEIRAS	3.263.807.625	830.526.076	830.526.076	1.269.070.666	1.269.070.666

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**326.638.430**			**326.638.430**
1052					**472.051.644**			**472.051.644**
1114					**7.188.604**			**7.188.604**
1448					**463.191.988**			**463.191.988**
Total	**0**	**0**	**0**	**0**	**1.269.070.666**	**0**	**0**	**1.269.070.666**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74917 RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DA AMAZÔNIA/FDA - MDR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**1.269.070.666**
	Operação Especial								**1.269.070.666**
2317 **0353**	**Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento da Amazônia - FDA (Lei Complementar nº 124, de 3 de janeiro de 2007)**	28 846							**1.269.070.666**
2317 0353 **6000**	Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento da Amazônia - FDA (Lei Complementar nº 124, de 3 de janeiro de 2007) - **Na Amazônia Legal**								1.269.070.666
	Projeto aprovado (unidade): 3		F	5-IFI	0	90	0	1050	326.638.430
			F	5-IFI	0	90	0	1052	472.051.644
			F	5-IFI	0	90	0	1114	7.188.604
			F	5-IFI	0	90	0	1448	463.191.988
Total									**1.269.070.666**

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74918 RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DO NORDESTE/FDNE - MDR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		654.861.045	0	1.989.667.414	1.133.932.378	1.133.932.378
Programa						
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	654.861.045	0	1.989.667.414	1.133.932.378	1.133.932.378
Funcao						
28	ENCARGOS ESPECIAIS	654.861.045	0	1.989.667.414	1.133.932.378	1.133.932.378
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	654.861.045	0	1.989.667.414	1.133.932.378	1.133.932.378
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	0	11.663.919	11.663.919
5	INVERSOES FINANCEIRAS	654.861.045	0	1.989.667.414	1.122.268.459	1.122.268.459

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**206.114.080**			**206.114.080**
1052					**334.902.395**			**334.902.395**
1114			**11.663.919**					**11.663.919**
1448					**581.251.984**			**581.251.984**
Total	**0**	**0**	**11.663.919**	**0**	**1.122.268.459**	**0**	**0**	**1.133.932.378**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74918 RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DO NORDESTE/FDNE - MDR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**1.133.932.378**
	Operação Especial								**1.133.932.378**
2317 **0355**	**Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Nordeste - FDNE (Lei Complementar nº 125, de 3 de janeiro de 2007)**	28 846							**1.133.932.378**
2317 0355 **0001**	Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Nordeste - FDNE (Lei Complementar nº 125, de 3 de janeiro de 2007) - **Nacional**								1.133.932.378
	Financiamento concedido (unidade): 1		F	3-ODC	0	90	0	1114	11.663.919
			F	5-IFI	0	90	0	1050	206.114.080
			F	5-IFI	0	90	0	1052	334.902.395
			F	5-IFI	0	90	0	1448	581.251.984
Total									**1.133.932.378**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74919 RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DO CENTRO-OESTE/FDCO - MDR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		486.217.564	287.923.905	287.923.905	590.881.871	590.881.871
Programa						
2317	DESENVOLVIMENTO REGIONAL E ORDENAMENTO TERRITORIAL	486.217.564	287.923.905	287.923.905	590.881.871	590.881.871
Funcao						
19	CIÊNCIA E TECNOLOGIA	0	0	0	200.000	200.000
28	ENCARGOS ESPECIAIS	486.217.564	287.923.905	287.923.905	590.681.871	590.681.871
Subfuncao						
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	0	0	0	200.000	200.000
846	OUTROS ENCARGOS ESPECIAIS	486.217.564	287.923.905	287.923.905	590.681.871	590.681.871
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	0	200.000	200.000
5	INVERSOES FINANCEIRAS	486.217.564	287.923.905	287.923.905	590.681.871	590.681.871

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1050					**114.708.370**			**114.708.370**
1052					**27.937.502**			**27.937.502**
1114			**200.000**		**405.399**			**605.399**
1448					**447.630.600**			**447.630.600**
Total	**0**	**0**	**200.000**	**0**	**590.681.871**	**0**	**0**	**590.881.871**

Valores em R$1,00.
Recursos de todas as fontes.

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Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74919 RECURSOS SOB SUPERVISÃO DO FUNDO DE DESENVOLVIMENTO DO CENTRO-OESTE/FDCO - MDR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2317	**Desenvolvimento Regional e Ordenamento Territorial**								**590.881.871**
	Atividade								**200.000**
2317 **2F03**	**Apoio de atividades em pesquisa, desenvolvimento e tecnologia de interesse do desenvolvimento regional no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009)**	19 572							**200.000**
2317 2F03 **0050**	Apoio de atividades em pesquisa, desenvolvimento e tecnologia de interesse do desenvolvimento regional no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009) - **Na Região Centro-Oeste**								200.000
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	0	1114	200.000
	Operação Especial								**590.681.871**
2317 **0E83**	**Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009)**	28 846							**590.681.871**
2317 0E83 **0050**	Financiamento de Projetos do Setor Produtivo no âmbito do Fundo de Desenvolvimento do Centro-Oeste - FDCO (Lei Complementar nº 129, de 8 de janeiro de 2009) - **Na Região Centro-Oeste**								590.681.871
	Projeto apoiado (unidade): 1		F	5-IFI	0	90	0	1050	114.708.370
			F	5-IFI	0	90	0	1052	27.937.502
			F	5-IFI	0	90	0	1114	405.399
			F	5-IFI	0	90	0	1448	447.630.600
Total									**590.881.871**

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74920 RECURSOS SOB SUPERVISÃO DO FUNDO DE UNIVERSALIZAÇÃO DOS SERVIÇOS DE TELECOMUNICAÇÕES - FUST – M. COMUNICAÇÕES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028
Programa						
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028
Funcao						
24	COMUNICAÇÕES	891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028
Subfuncao						
722	TELECOMUNICAÇÕES	891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028
GND						
5	INVERSOES FINANCEIRAS	891.412.268	1.256.709.621	1.256.709.621	1.720.261.028	1.720.261.028

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000					**8.112.600**			**8.112.600**
1044					**173.067.935**			**173.067.935**
1052					**438.240.493**			**438.240.493**
1448					**1.100.840.000**			**1.100.840.000**
Total	**0**	**0**	**0**	**0**	**1.720.261.028**	**0**	**0**	**1.720.261.028**

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74920 RECURSOS SOB SUPERVISÃO DO FUNDO DE UNIVERSALIZAÇÃO DOS SERVIÇOS DE TELECOMUNICAÇÕES - FUST – M. COMUNICAÇÕES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
2305	**Comunicações para Inclusão e Transformação**								**1.720.261.028**
	Operação Especial								**1.720.261.028**
2305 **00TT**	**Financiamento a Projetos de Expansão, Uso e Melhoria da Qualidade das Redes e dos Serviços de Telecomunicações**	24 722							**1.171.308.428**
2305 00TT **0001**	Financiamento a Projetos de Expansão, Uso e Melhoria da Qualidade das Redes e dos Serviços de Telecomunicações - **Nacional**								1.171.308.428
	Financiamento concedido (unidade): 5		F	5-IFI	0	90	0	1044	173.067.935
			F	5-IFI	0	90	0	1052	438.240.493
			F	5-IFI	0	90	0	1448	560.000.000
2305 **00V1**	**Ampliação do Acesso ao Crédito para Investimentos em Redes de Telecomunicações (Programa Acessa Crédito Telecom)**	24 722							**548.952.600**
2305 00V1 **0001**	Ampliação do Acesso ao Crédito para Investimentos em Redes de Telecomunicações (Programa Acessa Crédito Telecom) - **Nacional**								548.952.600
	Financiamento concedido (unidade): 1		F	5-IFI	0	90	0	1448	540.840.000
			F	5-IFI	0	90	2	1000	8.112.600
Total									**1.720.261.028**

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74921 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE INVESTIMENTO EM INFRAESTRUTURA SOCIAL (FIIS)/PR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	10.000.000.000	10.064.000.000	10.000.000.000	10.000.000.000
Programa						
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	0	10.000.000.000	10.000.000.000	10.000.000.000	10.000.000.000
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	0	64.000.000	0	0
Funcao						
28	ENCARGOS ESPECIAIS	0	10.000.000.000	10.064.000.000	10.000.000.000	10.000.000.000
Subfuncao						
846	OUTROS ENCARGOS ESPECIAIS	0	10.000.000.000	10.064.000.000	10.000.000.000	10.000.000.000
GND						
3	OUTRAS DESPESAS CORRENTES	0	0	64.000.000	0	0
5	INVERSOES FINANCEIRAS	0	10.000.000.000	10.000.000.000	10.000.000.000	10.000.000.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1444					**10.000.000.000**			**10.000.000.000**
Total	**0**	**0**	**0**	**0**	**10.000.000.000**	**0**	**0**	**10.000.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 74000 OPERAÇÕES OFICIAIS DE CRÉDITO

Unidade: 74921 RECURSOS SOB SUPERVISÃO DO FUNDO NACIONAL DE INVESTIMENTO EM INFRAESTRUTURA SOCIAL (FIIS)/PR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0902	**Operações Especiais: Financiamentos com Retorno**								**10.000.000.000**
	Operação Especial								**10.000.000.000**
0902 **00X6**	**Financiamentos de Investimentos em Infraestrutura Social (Lei nº 14.947, de 2024)**	28 846							**10.000.000.000**
0902 00X6 **0001**	Financiamentos de Investimentos em Infraestrutura Social (Lei nº 14.947, de 2024) - **Nacional**								10.000.000.000
			F	5-IFI	0	90	0	1444	10.000.000.000
Total									**10.000.000.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 75000 DÍVIDA PÚBLICA FEDERAL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.015.822.291.941	2.525.820.998.165	2.525.820.998.165	2.859.968.152.647	2.859.968.152.647
Programa						
0905	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA INTERNA (JUROS E AMORTIZAÇÕES)	667.023.365.232	720.994.797.827	720.994.797.827	1.011.617.601.715	1.011.617.601.715
0906	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA EXTERNA (JUROS E AMORTIZAÇÕES)	21.238.263.286	34.631.325.299	34.631.325.299	40.883.028.158	40.883.028.158
0907	OPERAÇÕES ESPECIAIS: REFINANCIAMENTO DA DÍVIDA INTERNA	1.238.086.134.363	1.560.618.793.262	1.560.618.793.262	1.741.032.790.554	1.741.032.790.554
0908	OPERAÇÕES ESPECIAIS: REFINANCIAMENTO DA DÍVIDA EXTERNA	8.917.541.890	51.743.581.777	51.743.581.777	29.139.732.220	29.139.732.220
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	80.556.987.170	157.832.500.000	157.832.500.000	37.295.000.000	37.295.000.000
Funcao						
28	ENCARGOS ESPECIAIS	2.015.822.291.941	2.525.820.998.165	2.525.820.998.165	2.859.968.152.647	2.859.968.152.647
Subfuncao						
841	REFINANCIAMENTO DA DÍVIDA INTERNA	1.238.086.134.363	1.560.618.793.262	1.560.618.793.262	1.741.032.790.554	1.741.032.790.554
842	REFINANCIAMENTO DA DÍVIDA EXTERNA	8.917.541.890	51.743.581.777	51.743.581.777	29.139.732.220	29.139.732.220
843	SERVIÇO DA DÍVIDA INTERNA	667.023.365.232	720.994.797.827	720.994.797.827	1.011.617.601.715	1.011.617.601.715
844	SERVIÇO DA DÍVIDA EXTERNA	21.238.263.286	34.631.325.299	34.631.325.299	40.883.028.158	40.883.028.158
846	OUTROS ENCARGOS ESPECIAIS	80.556.987.170	157.832.500.000	157.832.500.000	37.295.000.000	37.295.000.000
UO						
75101	RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA	2.015.822.291.941	2.525.820.998.165	2.525.820.998.165	2.859.968.152.647	2.859.968.152.647
GND						
2	JUROS E ENCARGOS DA DÍVIDA	351.295.335.227	479.186.023.016	479.186.023.016	642.721.771.458	642.721.771.458
6	AMORTIZAÇÃO DA DÍVIDA	1.664.526.956.714	2.046.634.975.149	2.046.634.975.149	2.217.246.381.189	2.217.246.381.189

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000						**299.209.470.720**		**299.209.470.720**
1400						**41.027.915.349**		**41.027.915.349**
1401						**46.538.884.675**		**46.538.884.675**
1443						**1.819.725.132.245**		**1.819.725.132.245**
1444		**642.721.771.458**				**264.313.200**		**642.986.084.658**
1448						**10.480.665.000**		**10.480.665.000**
Total	**0**	**642.721.771.458**	**0**	**0**	**0**	**2.217.246.381.18**	**0**	**2.859.968.152.64**

Órgão: 75000 DÍVIDA PÚBLICA FEDERAL

Unidade: 75101 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.015.822.291.941	2.525.820.998.165	2.525.820.998.165	2.859.968.152.647	2.859.968.152.647
Programa						
0905	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA INTERNA (JUROS E AMORTIZAÇÕES)	667.023.365.232	720.994.797.827	720.994.797.827	1.011.617.601.715	1.011.617.601.715
0906	OPERAÇÕES ESPECIAIS: SERVIÇO DA DÍVIDA EXTERNA (JUROS E AMORTIZAÇÕES)	21.238.263.286	34.631.325.299	34.631.325.299	40.883.028.158	40.883.028.158
0907	OPERAÇÕES ESPECIAIS: REFINANCIAMENTO DA DÍVIDA INTERNA	1.238.086.134.363	1.560.618.793.262	1.560.618.793.262	1.741.032.790.554	1.741.032.790.554
0908	OPERAÇÕES ESPECIAIS: REFINANCIAMENTO DA DÍVIDA EXTERNA	8.917.541.890	51.743.581.777	51.743.581.777	29.139.732.220	29.139.732.220
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	80.556.987.170	157.832.500.000	157.832.500.000	37.295.000.000	37.295.000.000
Funcao						
28	ENCARGOS ESPECIAIS	2.015.822.291.941	2.525.820.998.165	2.525.820.998.165	2.859.968.152.647	2.859.968.152.647
Subfuncao						
841	REFINANCIAMENTO DA DÍVIDA INTERNA	1.238.086.134.363	1.560.618.793.262	1.560.618.793.262	1.741.032.790.554	1.741.032.790.554
842	REFINANCIAMENTO DA DÍVIDA EXTERNA	8.917.541.890	51.743.581.777	51.743.581.777	29.139.732.220	29.139.732.220
843	SERVIÇO DA DÍVIDA INTERNA	667.023.365.232	720.994.797.827	720.994.797.827	1.011.617.601.715	1.011.617.601.715
844	SERVIÇO DA DÍVIDA EXTERNA	21.238.263.286	34.631.325.299	34.631.325.299	40.883.028.158	40.883.028.158
846	OUTROS ENCARGOS ESPECIAIS	80.556.987.170	157.832.500.000	157.832.500.000	37.295.000.000	37.295.000.000
GND						
2	JUROS E ENCARGOS DA DIVIDA	351.295.335.227	479.186.023.016	479.186.023.016	642.721.771.458	642.721.771.458
6	AMORTIZACAO/REFINANCIAMENTO DA DIVIDA	1.664.526.956.714	2.046.634.975.149	2.046.634.975.149	2.217.246.381.189	2.217.246.381.189

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000						**299.209.470.720**		**299.209.470.720**
1400						**41.027.915.349**		**41.027.915.349**
1401						**46.538.884.675**		**46.538.884.675**
1443						**1.819.725.132.24 5**		**1.819.725.132.24 5**
1444		**642.721.771.458**				**264.313.200**		**642.986.084.658**
1448						**10.480.665.000**		**10.480.665.000**
Total	**0**	**642.721.771.458**	**0**	**0**	**0**	**2.217.246.381.18**	**0**	**2.859.968.152.64**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Outros Encargos

Órgão: 75000 DÍVIDA PÚBLICA FEDERAL

Unidade: 75101 RECURSOS SOB SUPERVISÃO DO MINISTÉRIO DA FAZENDA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0905	**Operações Especiais: Serviço da Dívida Interna (Juros e Amortizações)**								**1.011.617.601.715**
	Operação Especial								**1.011.617.601.715**
0905 **0272**	**Refinanciamento pela União de Dívidas Internas Contratuais das Administrações Direta e Indireta dos Estados, do Distrito Federal e dos Municípios (Lei nº 8.727, de 1993)**	28 843							**53.164.524**
0905 0272 **0001**	Refinanciamento pela União de Dívidas Internas Contratuais das Administrações Direta e Indireta dos Estados, do Distrito Federal e dos Municípios (Lei nº 8.727, de 1993) - **Nacional**								53.164.524
			F	6-AMO	0	90	0	1400	53.164.524
0905 **0455**	**Serviços da Dívida Pública Federal Interna**	28 843							**1.011.564.437.191**
0905 0455 **0001**	Serviços da Dívida Pública Federal Interna - **Nacional**								1.011.564.437.191
			F	2-JUR	0	90	0	1444	609.661.298.031
			F	6-AMO	0	90	0	1000	299.209.470.720
			F	6-AMO	0	90	0	1400	40.974.750.825
			F	6-AMO	0	90	0	1401	46.538.884.675
			F	6-AMO	0	90	0	1443	4.435.054.740
			F	6-AMO	0	90	0	1444	264.313.200
			F	6-AMO	0	90	0	1448	10.480.665.000
0906	**Operações Especiais: Serviço da Dívida Externa (Juros e Amortizações)**								**40.883.028.158**
	Operação Especial								**40.883.028.158**
0906 **0425**	**Serviços da Dívida Pública Federal Externa**	28 844							**40.883.028.158**
0906 0425 **0001**	Serviços da Dívida Pública Federal Externa - **Nacional**								40.883.028.158
			F	2-JUR	0	90	0	1444	33.060.473.427
			F	6-AMO	0	90	0	1443	7.822.554.731
0907	**Operações Especiais: Refinanciamento da Dívida Interna**								**1.741.032.790.554**
	Operação Especial								**1.741.032.790.554**
0907 **0365**	**Refinanciamento da Dívida Pública Mobiliária Federal Interna**	28 841							**1.741.032.790.554**
0907 0365 **0001**	Refinanciamento da Dívida Pública Mobiliária Federal Interna - **Nacional**								1.741.032.790.554
			F	6-AMO	0	90	0	1443	1.741.032.790.554
0908	**Operações Especiais: Refinanciamento da Dívida Externa**								**29.139.732.220**
	Operação Especial								**29.139.732.220**
0908 **0243**	**Refinanciamento da Dívida Pública Mobiliária Federal Externa**	28 842							**29.139.732.220**
0908 0243 **0001**	Refinanciamento da Dívida Pública Mobiliária Federal Externa - **Nacional**								29.139.732.220
			F	6-AMO	0	90	0	1443	29.139.732.220
0909	**Operações Especiais: Outros Encargos Especiais**								**37.295.000.000**
	Operação Especial								**37.295.000.000**
0909 **00Q3**	**Assunção e Novação de Dívidas do Fundo de Compensação das Variações Salariais - FCVS**	28 846							**37.000.000.000**
0909 00Q3 **0001**	Assunção e Novação de Dívidas do Fundo de Compensação das Variações Salariais - FCVS - **Nacional**								37.000.000.000
			F	6-AMO	0	90	0	1443	37.000.000.000
0909 **00QE**	**Regularização de Obrigações Contingentes Reconhecidas pela União**	28 846							**295.000.000**
0909 00QE **0001**	Regularização de Obrigações Contingentes Reconhecidas pela União - **Nacional**								295.000.000
			F	6-AMO	0	90	0	1443	295.000.000
Total									**2.859.968.152.647**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		474.522.255	475.398.778	571.088.405	401.608.201	575.259.552
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	141.260.368	180.429.822	174.156.422	163.346.005	154.377.796
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	20.194.209	39.526.114	39.526.114	3.620.500	3.620.500
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	72.000	87.520	87.520	91.572	91.572
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	0	10.000.000	9.267.380
5811	PROMOÇÃO DOS DIREITOS DAS PESSOAS COM DEFICIÊNCIA	18.971.592	6.810.051	20.713.373	8.017.979	25.843.962
5812	PROMOÇÃO E DEFESA DOS DIREITOS DAS PESSOAS LGBTQIA+	26.224.153	6.458.430	23.150.272	6.753.288	26.988.532
5814	PROGRAMA NACIONAL DE PROMOÇÃO DOS DIREITOS DA POPULAÇÃO EM SITUAÇÃO DE RUA	7.068.927	35.629.000	38.509.149	26.623.357	85.292.877
5815	PROMOÇÃO DO DIREITO DE ENVELHECER E DOS DIREITOS HUMANOS DA PESSOA IDOSA	15.483.571	9.028.426	20.212.309	10.038.750	29.028.416
5816	PROMOÇÃO E PROTEÇÃO INTEGRAL DOS DIREITOS HUMANOS DE CRIANÇAS E ADOLESCENTES COM ABSOLUTA PRIORIDADE	63.083.297	79.345.748	86.895.011	60.790.249	81.258.802
5837	PROMOÇÃO DA CIDADANIA, DEFESA DE DIREITOS HUMANOS E REPARAÇÃO DE VIOLAÇÕES	182.164.137	118.083.667	167.838.235	112.326.501	159.489.715
Funcao						
09	PREVIDÊNCIA SOCIAL	39.422	171.514	171.514	0	0
14	DIREITOS DA CIDADANIA	454.124.664	435.513.630	531.203.257	387.896.129	562.280.100
28	ENCARGOS ESPECIAIS	20.358.169	39.713.634	39.713.634	13.712.072	12.979.452
Subfuncao						
122	ADMINISTRAÇÃO GERAL	138.005.086	175.689.596	169.416.196	160.979.147	152.010.938
131	COMUNICAÇÃO SOCIAL	0	762.138	762.138	1.000	1.000
241	ASSISTÊNCIA AO IDOSO	15.483.571	9.028.426	20.212.309	10.038.750	29.028.416
243	ASSISTÊNCIA À CRIANÇA E AO ADOLESCENTE	63.083.297	79.345.748	86.895.011	60.790.249	81.258.802
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	39.422	171.514	171.514	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	3.038.579	3.346.686	3.346.686	1.906.421	1.906.421
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	234.336.849	166.881.148	250.111.029	153.721.125	297.615.086
845	OUTRAS TRANSFERÊNCIAS	91.960	100.000	100.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	20.443.491	40.073.522	40.073.522	14.171.509	13.438.889
UO						
81101	MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA	455.412.109	453.944.112	552.851.956	381.743.911	553.173.257
81901	FUNDO NACIONAL PARA A CRIANÇA E O ADOLESCENTE - FNCA	18.343.812	18.428.904	15.210.685	16.532.082	18.154.087
81902	FUNDO NACIONAL DO IDOSO - FNI	766.334	3.025.762	3.025.764	3.332.208	3.932.208
GND						
1	PESSOAL E ENCARGOS SOCIAIS	35.150.082	49.166.743	49.166.743	39.038.906	39.038.906
3	OUTRAS DESPESAS CORRENTES	406.701.625	408.872.035	485.147.458	342.613.300	481.844.965
4	INVESTIMENTOS	32.670.547	17.360.000	36.774.204	19.955.995	54.375.681

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**39.025.906**		**471.173.813**	**50.375.681**				**560.575.400**
1001	**13.000**							**13.000**
1003			**421.089**					**421.089**
1049			**6.390.848**	**4.000.000**				**10.390.848**
1096			**2.444.929**					**2.444.929**
1122			**1.414.286**					**1.414.286**
Total	**39.038.906**	**0**	**481.844.965**	**54.375.681**	**0**	**0**	**0**	**575.259.552**

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		455.412.109	453.944.112	552.851.956	381.743.911	553.173.257
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	141.260.368	180.429.822	174.156.422	163.346.005	154.377.796
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	20.194.209	39.526.114	39.526.114	3.620.500	3.620.500
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	72.000	87.520	87.520	91.572	91.572
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	0	10.000.000	9.267.380
5811	PROMOÇÃO DOS DIREITOS DAS PESSOAS COM DEFICIÊNCIA	18.971.592	6.810.051	20.713.373	8.017.979	25.843.962
5812	PROMOÇÃO E DEFESA DOS DIREITOS DAS PESSOAS LGBTQIA+	26.224.153	6.458.430	23.150.272	6.753.288	26.988.532
5814	PROGRAMA NACIONAL DE PROMOÇÃO DOS DIREITOS DA POPULAÇÃO EM SITUAÇÃO DE RUA	7.068.927	35.629.000	38.509.149	26.623.357	85.292.877
5815	PROMOÇÃO DO DIREITO DE ENVELHECER E DOS DIREITOS HUMANOS DA PESSOA IDOSA	14.717.237	6.002.664	17.186.545	6.706.542	25.096.208
5816	PROMOÇÃO E PROTEÇÃO INTEGRAL DOS DIREITOS HUMANOS DE CRIANÇAS E ADOLESCENTES COM ABSOLUTA PRIORIDADE	44.739.485	60.916.844	71.684.326	44.258.167	63.104.715
5837	PROMOÇÃO DA CIDADANIA, DEFESA DE DIREITOS HUMANOS E REPARAÇÃO DE VIOLAÇÕES	182.164.137	118.083.667	167.838.235	112.326.501	159.489.715
Funcao						
09	PREVIDÊNCIA SOCIAL	39.422	171.514	171.514	0	0
14	DIREITOS DA CIDADANIA	435.014.518	414.058.964	512.966.808	368.031.839	540.193.805
28	ENCARGOS ESPECIAIS	20.358.169	39.713.634	39.713.634	13.712.072	12.979.452
Subfuncao						
122	ADMINISTRAÇÃO GERAL	138.005.086	175.689.596	169.416.196	160.979.147	152.010.938
131	COMUNICAÇÃO SOCIAL	0	762.138	762.138	1.000	1.000
241	ASSISTÊNCIA AO IDOSO	14.717.237	6.002.664	17.186.545	6.706.542	25.096.208
243	ASSISTÊNCIA À CRIANÇA E AO ADOLESCENTE	44.739.485	60.916.844	71.684.326	44.258.167	63.104.715
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	39.422	171.514	171.514	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	3.038.579	3.346.686	3.346.686	1.906.421	1.906.421
422	DIREITOS INDIVIDUAIS, COLETIVOS E DIFUSOS	234.336.849	166.881.148	250.111.029	153.721.125	297.615.086
845	OUTRAS TRANSFERÊNCIAS	91.960	100.000	100.000	0	0
846	OUTROS ENCARGOS ESPECIAIS	20.443.491	40.073.522	40.073.522	14.171.509	13.438.889
GND						
1	PESSOAL E ENCARGOS SOCIAIS	35.150.082	49.166.743	49.166.743	39.038.906	39.038.906
3	OUTRAS DESPESAS CORRENTES	391.841.479	387.417.369	466.911.010	326.749.010	464.558.670
4	INVESTIMENTOS	28.420.547	17.360.000	36.774.203	15.955.995	49.575.681

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**39.025.906**		**464.558.670**	**49.575.681**				**553.160.257**
1001	**13.000**							**13.000**
Total	**39.038.906**	**0**	**464.558.670**	**49.575.681**	**0**	**0**	**0**	**553.173.257**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**154.377.796**
	Atividade								**153.918.359**
0032 **2000**	**Administração da Unidade**	14 122							**111.869.014**
0032 2000 **0001**	Administração da Unidade - **Nacional**								111.869.014
			F	3-ODC	2	90	0	1000	106.771.955
			F	4-INV	2	90	0	1000	5.097.059
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**277.008**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								277.008
			F	3-ODC	1	90	0	1000	277.008
0032 **20TP**	**Ativos Civis da União**	14 122							**38.566.469**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								38.566.469
			F	1-PES	1	90	0	1000	38.566.469
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**1.629.413**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.629.413
			F	3-ODC	1	90	0	1000	1.629.413
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	14 122							**1.575.455**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.575.455
	Agente público beneficiado (unidade): 46		F	3-ODC	2	90	0	1000	1.575.455
0032 **4641**	**Publicidade de Utilidade Pública**	14 131							**1.000**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.000
			F	3-ODC	2	90	0	1000	1.000
	Operação Especial								**459.437**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**459.437**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								459.437
			F	1-PES	0	91	0	1000	459.437
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**3.620.500**
	Operação Especial								**3.620.500**
0901 **0734**	**Indenização a Vítimas de Violação das Obrigações Contraídas pela União por Meio da Adesão a Tratados Internacionais de Proteção dos Direitos Humanos**	28 846							**3.620.500**
0901 0734 **0001**	Indenização a Vítimas de Violação das Obrigações Contraídas pela União por Meio da Adesão a Tratados Internacionais de Proteção dos Direitos Humanos - **Nacional**								3.620.500
			F	3-ODC	1	90	0	1000	3.620.500
0909	**Operações Especiais: Outros Encargos Especiais**								**91.572**
	Operação Especial								**91.572**
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1001	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**78.572**
0909 0536 **0053**	Benefícios de Legislação Especial - **No Distrito Federal**								78.572
			S	3-ODC	1	90	0	1000	78.572
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**9.267.380**
	Operação Especial								**9.267.380**
0910 **00XN**	**Contribuição Voluntária à Organização Internacional para Migrações (OIM)**	28 846							**9.267.380**
0910 00XN **0001**	Contribuição Voluntária à Organização Internacional para Migrações (OIM) - **Nacional**								9.267.380
			F	3-ODC	2	80	0	1000	9.267.380
5811	**Promoção dos Direitos das Pessoas com Deficiência**								**25.843.962**
	Atividade								**25.843.962**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5811 **21G1**	**Promoção e Defesa dos Direitos das Pessoas com Deficiência**	14 422							**25.843.962**
5811 21G1 **0001**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **Nacional**								14.145.951
	Iniciativa apoiada (unidade): 13		F	3-ODC	2	80	0	1000	1.482.782
			F	3-ODC	2	90	0	1000	11.063.169
			F	3-ODC	6	50	0	1000	1.000.000
			F	3-ODC	6	99	0	1000	600.000
5811 21G1 **0015**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado do Pará**								500.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	40	0	1000	500.000
5811 21G1 **0023**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado do Ceará**								400.000
	Iniciativa apoiada (unidade): 5		F	4-INV	6	99	0	1000	400.000
5811 21G1 **0026**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de Pernambuco**								200.000
	Iniciativa apoiada (unidade): 3		F	3-ODC	6	99	0	1000	200.000
5811 21G1 **0027**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de Alagoas**								200.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	200.000
5811 21G1 **0028**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de Sergipe**								400.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	400.000
5811 21G1 **0031**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de Minas Gerais**								800.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	800.000
5811 21G1 **0033**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado do Rio de Janeiro**								300.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	300.000
5811 21G1 **0035**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de São Paulo**								972.007
	Iniciativa apoiada (unidade): 3		F	3-ODC	6	50	0	1000	172.007
			F	3-ODC	6	99	0	1000	800.000
5811 21G1 **0041**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado do Paraná**								1
	Iniciativa apoiada (unidade): 0		F	3-ODC	6	99	0	1000	1
5811 21G1 **0042**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de Santa Catarina**								1.100.000
	Iniciativa apoiada (unidade): 3		F	3-ODC	6	99	0	1000	600.000
			F	4-INV	6	99	0	1000	500.000
5811 21G1 **0043**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado do Rio Grande do Sul**								1.500.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	1.500.000
5811 21G1 **0050**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **Na Região Centro-Oeste**								1.006.003
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	1.006.003
5811 21G1 **0052**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Estado de Goiás**								1.000.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	1.000.000
5811 21G1 **0053**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Distrito Federal**								2.020.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	50	0	1000	1.120.000
			F	3-ODC	6	99	0	1000	900.000
5811 21G1 **3321**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **No Município de Niterói - RJ**								400.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	50	0	1000	400.000
5811 21G1 **7000**	Promoção e Defesa dos Direitos das Pessoas com Deficiência - **Fundação Cidadania - No Estado do Maranhão**								900.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	900.000
5812	**Promoção e Defesa dos Direitos das Pessoas LGBTQIA+**								**26.988.532**
	Atividade								**26.988.532**
5812 **21G2**	**Promoção e Defesa dos Direitos das Pessoas LGBTQIA+**	14 422							**26.988.532**
5812 21G2 **0001**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **Nacional**								14.558.529
	Iniciativa apoiada (unidade): 11		F	3-ODC	2	90	0	1000	6.258.529
			F	3-ODC	6	99	0	1000	8.300.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5812 21G2 **0023**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado do Ceará**								1.100.003
	Iniciativa apoiada (unidade): 2		F	3-ODC	6	50	0	1000	1.100.003
5812 21G2 **0025**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado da Paraíba**								200.000
	Iniciativa apoiada (unidade): 30		F	3-ODC	6	99	0	1000	200.000
5812 21G2 **0026**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado de Pernambuco**								200.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	50	0	1000	200.000
5812 21G2 **0027**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado de Alagoas**								200.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	100.000
			F	4-INV	6	99	0	1000	100.000
5812 21G2 **0031**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado de Minas Gerais**								100.000
	Iniciativa apoiada (unidade): 5		F	3-ODC	6	50	0	1000	100.000
5812 21G2 **0032**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado do Espírito Santo**								630.000
	Iniciativa apoiada (unidade): 3		F	3-ODC	6	50	0	1000	230.000
			F	3-ODC	6	99	0	1000	400.000
5812 21G2 **0033**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado do Rio de Janeiro**								3.000.000
	Iniciativa apoiada (unidade): 13		F	3-ODC	6	40	0	1000	1.000.000
			F	3-ODC	6	50	0	1000	1.700.000
			F	3-ODC	6	99	0	1000	300.000
5812 21G2 **0035**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado de São Paulo**								2.800.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	40	0	1000	100.000
			F	3-ODC	6	99	0	1000	2.600.000
			F	4-INV	6	40	0	1000	100.000
5812 21G2 **0041**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado do Paraná**								700.000
	Iniciativa apoiada (unidade): 12		F	3-ODC	6	99	0	1000	700.000
5812 21G2 **0043**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Estado do Rio Grande do Sul**								2.800.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	50	0	1000	700.000
			F	3-ODC	6	99	0	1000	2.100.000
5812 21G2 **0053**	Promoção e Defesa dos Direitos das Pessoas LGBTQIA+ - **No Distrito Federal**								700.000
	Iniciativa apoiada (unidade): 8		F	3-ODC	6	50	0	1000	700.000
5814	**Programa Nacional de Promoção dos Direitos da População em Situação de Rua**								**85.292.877**
	Atividade								**85.292.877**
5814 **21G3**	**Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis**	14 422							**85.292.877**
5814 21G3 **0001**	Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis - **Nacional**								83.842.877
	Iniciativa apoiada (unidade): 11		F	3-ODC	2	30	0	1000	21.036.974
			F	3-ODC	2	90	0	1000	40.802.152
			F	3-ODC	6	90	0	1000	770.000
			F	3-ODC	6	99	0	1000	400.000
			F	4-INV	2	30	0	1000	4.533.751
			F	4-INV	2	40	0	1000	1.300.000
			F	4-INV	2	90	0	1000	15.000.000
5814 21G3 **0023**	Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis - **No Estado do Ceará**								400.000
	Iniciativa apoiada (unidade): 4		F	4-INV	6	99	0	1000	400.000
5814 21G3 **0028**	Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis - **No Estado de Sergipe**								500.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	500.000
5814 21G3 **0033**	Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis - **No Estado do Rio de Janeiro**								150.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	150.000

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5814 21G3 **0043**	Promoção e Defesa dos Direitos das Pessoas em Situação de Rua e das Catadoras de Materiais Recicláveis - **No Estado do Rio Grande do Sul**								400.000
	Iniciativa apoiada (unidade): 1		F	4-INV	6	50	0	1000	400.000
5815	**Promoção do Direito de Envelhecer e dos Direitos Humanos da Pessoa Idosa**								**25.096.208**
	Atividade								**25.096.208**
5815 **21FZ**	**Promoção e Defesa dos Direitos da Pessoa Idosa**	14 241							**25.096.208**
5815 21FZ **0001**	Promoção e Defesa dos Direitos da Pessoa Idosa - **Nacional**								21.365.208
	Iniciativa apoiada (unidade): 20		F	3-ODC	2	90	0	1000	20.315.208
			F	3-ODC	6	50	0	1000	300.000
			F	3-ODC	6	90	0	1000	250.000
			F	3-ODC	6	99	0	1000	500.000
5815 21FZ **0023**	Promoção e Defesa dos Direitos da Pessoa Idosa - **No Estado do Ceará**								600.000
	Iniciativa apoiada (unidade): 5		F	3-ODC	6	99	0	1000	100.000
			F	4-INV	6	99	0	1000	500.000
5815 21FZ **0033**	Promoção e Defesa dos Direitos da Pessoa Idosa - **No Estado do Rio de Janeiro**								200.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5815 21FZ **0041**	Promoção e Defesa dos Direitos da Pessoa Idosa - **No Estado do Paraná**								300.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	90.000
			F	4-INV	6	99	0	1000	210.000
5815 21FZ **0053**	Promoção e Defesa dos Direitos da Pessoa Idosa - **No Distrito Federal**								2.631.000
	Iniciativa apoiada (unidade): 16		F	3-ODC	6	50	0	1000	1.731.000
			F	3-ODC	6	99	0	1000	900.000
5816	**Promoção e Proteção Integral dos Direitos Humanos de Crianças e Adolescentes com absoluta prioridade**								**63.104.715**
	Atividade								**63.104.715**
5816 **21G0**	**Promoção e Defesa dos Direitos de Crianças e Adolescentes**	14 243							**63.104.715**
5816 21G0 **0001**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **Nacional**								55.454.715
	Iniciativa apoiada (unidade): 14		F	3-ODC	2	30	0	1000	17.842.327
			F	3-ODC	2	50	0	1000	11.558.026
			F	3-ODC	2	90	0	1000	20.879.652
			F	3-ODC	6	50	0	1000	650.000
			F	3-ODC	6	99	0	1000	500.000
			F	4-INV	2	30	0	1000	1.829.211
			F	4-INV	2	50	0	1000	409.792
			F	4-INV	2	90	0	1000	1.785.707
5816 21G0 **0014**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado de Roraima**								1.000.000
	Iniciativa apoiada (unidade): 10		F	3-ODC	6	99	0	1000	900.000
			F	4-INV	6	99	0	1000	100.000
5816 21G0 **0024**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado do Rio Grande do Norte**								200.000
	Iniciativa apoiada (unidade): 100		F	3-ODC	6	99	0	1000	200.000
5816 21G0 **0031**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado de Minas Gerais**								600.000
	Iniciativa apoiada (unidade): 5		F	3-ODC	6	99	0	1000	600.000
5816 21G0 **0033**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado do Rio de Janeiro**								1.000.000
	Iniciativa apoiada (unidade): 4		F	4-INV	6	99	0	1000	1.000.000
5816 21G0 **0035**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado de São Paulo**								2.300.000
	Iniciativa apoiada (unidade): 23		F	3-ODC	6	99	0	1000	2.300.000
5816 21G0 **0041**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado do Paraná**								200.000
	Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5816	21G0	**0042**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado de Santa Catarina** Iniciativa apoiada (unidade): 5								650.000
					F	3-ODC	6	50	0	1000	250.000
					F	3-ODC	6	99	0	1000	200.000
					F	4-INV	6	99	0	1000	200.000
5816	21G0	**0043**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado do Rio Grande do Sul** Iniciativa apoiada (unidade): 1								200.000
					F	3-ODC	6	99	0	1000	200.000
5816	21G0	**0053**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Distrito Federal** Iniciativa apoiada (unidade): 6								900.000
					F	3-ODC	6	99	0	1000	900.000
5816	21G0	**3341**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Município do Rio de Janeiro - RJ** Iniciativa apoiada (unidade): 1								400.000
					F	3-ODC	6	50	0	1000	400.000
5816	21G0	**3345**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Município de São Fidélis - RJ** Iniciativa apoiada (unidade): 1								200.000
					F	4-INV	6	99	0	1000	200.000
5837			**Promoção da Cidadania, Defesa de Direitos Humanos e Reparação de Violações**								**159.489.715**
			Atividade								**159.389.715**
5837	**21G4**		**Apoio ao Funcionamento do Conselho Nacional dos Direitos Humanos (CNDH)**	14 422							**1.444.971**
5837	21G4	**0001**	Apoio ao Funcionamento do Conselho Nacional dos Direitos Humanos (CNDH) - **Nacional** Órgão mantido (unidade): 2								1.444.971
					F	3-ODC	2	90	0	1000	944.971
					F	3-ODC	6	50	0	1000	500.000
5837	**21G5**		**Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações**	14 422							**157.944.744**
5837	21G5	**0001**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **Nacional** Iniciativa apoiada (unidade): 30								125.129.744
					F	3-ODC	2	30	0	1000	46.014.348
					F	3-ODC	2	40	0	1000	15.000
					F	3-ODC	2	90	0	1000	55.159.735
					F	3-ODC	6	50	0	1000	9.733.000
					F	3-ODC	6	99	0	1000	10.900.000
					F	4-INV	2	30	0	1000	1.312.434
					F	4-INV	2	40	0	1000	15.000
					F	4-INV	2	90	0	1000	900.227
					F	4-INV	6	50	0	1000	30.000
					F	4-INV	6	99	0	1000	1.050.000
5837	21G5	**0023**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado do Ceará** Iniciativa apoiada (unidade): 5								400.000
					F	4-INV	6	99	0	1000	400.000
5837	21G5	**0025**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado da Paraíba** Iniciativa apoiada (unidade): 40								1.850.000
					F	4-INV	6	90	0	1000	200.000
					F	4-INV	6	99	0	1000	1.650.000
5837	21G5	**0026**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado de Pernambuco** Iniciativa apoiada (unidade): 12								1.500.000
					F	4-INV	6	99	0	1000	1.500.000
5837	21G5	**0027**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado de Alagoas** Iniciativa apoiada (unidade): 10								200.000
					F	4-INV	6	90	0	1000	200.000
5837	21G5	**0029**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado da Bahia** Iniciativa apoiada (unidade): 3								600.000
					F	4-INV	6	90	0	1000	600.000
5837	21G5	**0031**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado de Minas Gerais** Iniciativa apoiada (unidade): 10								4.970.000
					F	3-ODC	6	50	0	1000	2.370.000
					F	3-ODC	6	99	0	1000	1.000.000
					F	4-INV	6	99	0	1000	1.600.000
5837	21G5	**0032**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado do Espírito Santo** Iniciativa apoiada (unidade): 17								3.000.000
					F	3-ODC	6	99	0	1000	2.600.000
					F	4-INV	6	99	0	1000	400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81101 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5837 21G5 **0033**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado do Rio de Janeiro** Iniciativa apoiada (unidade): 19								4.160.000
			F	3-ODC	6	99	0	1000	2.810.000
			F	4-INV	6	30	0	1000	1.000.000
			F	4-INV	6	99	0	1000	350.000
5837 21G5 **0035**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado de São Paulo** Iniciativa apoiada (unidade): 10								6.800.000
			F	3-ODC	6	50	0	1000	1.577.500
			F	3-ODC	6	90	0	1000	200.000
			F	3-ODC	6	99	0	1000	4.730.000
			F	4-INV	6	50	0	1000	22.500
			F	4-INV	6	99	0	1000	270.000
5837 21G5 **0041**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado do Paraná** Iniciativa apoiada (unidade): 25								1.800.000
			F	3-ODC	6	99	0	1000	1.700.000
			F	4-INV	6	99	0	1000	100.000
5837 21G5 **0042**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado de Santa Catarina** Iniciativa apoiada (unidade): 2								400.000
			F	3-ODC	6	99	0	1000	400.000
5837 21G5 **0043**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado do Rio Grande do Sul** Iniciativa apoiada (unidade): 10								2.250.000
			F	3-ODC	6	50	0	1000	640.000
			F	3-ODC	6	99	0	1000	600.000
			F	4-INV	6	50	0	1000	10.000
			F	4-INV	6	99	0	1000	1.000.000
5837 21G5 **0052**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Estado de Goiás** Iniciativa apoiada (unidade): 30								2.500.000
			F	3-ODC	6	99	0	1000	300.000
			F	4-INV	6	90	0	1000	2.000.000
			F	4-INV	6	99	0	1000	200.000
5837 21G5 **0053**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Distrito Federal** Iniciativa apoiada (unidade): 4								1.685.000
			F	3-ODC	6	99	0	1000	1.685.000
5837 21G5 **0722**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Município de São Domingos do Azeitão - MA** Iniciativa apoiada (unidade): 1								200.000
			F	4-INV	6	90	0	1000	200.000
5837 21G5 **1747**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Município de Vitória de Santo Antão - PE** Iniciativa apoiada (unidade): 1								200.000
			F	4-INV	6	90	0	1000	200.000
5837 21G5 **2057**	Promoção e Defesa dos Direitos Humanos para Todos e Reparação de Violações - **No Município de Filadélfia - BA** Iniciativa apoiada (unidade): 2								300.000
			F	4-INV	6	40	0	1000	300.000
	Operação Especial								**100.000**
5837 **0083**	**Indenização a Familiares de Mortos e Desaparecidos em Razão da Participação em Atividades Políticas (Lei nº 9.140, de 1995)**	14 422							**100.000**
5837 0083 **0001**	Indenização a Familiares de Mortos e Desaparecidos em Razão da Participação em Atividades Políticas (Lei nº 9.140, de 1995) - **Nacional** Indenização concedida (unidade): 1								100.000
			F	3-ODC	2	90	0	1000	100.000
Total									**553.173.257**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81901 FUNDO NACIONAL PARA A CRIANÇA E O ADOLESCENTE - FNCA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		18.343.812	18.428.904	15.210.685	16.532.082	18.154.087
Programa						
5816	PROMOÇÃO E PROTEÇÃO INTEGRAL DOS DIREITOS HUMANOS DE CRIANÇAS E ADOLESCENTES COM ABSOLUTA PRIORIDADE	18.343.812	18.428.904	15.210.685	16.532.082	18.154.087
Funcao						
14	DIREITOS DA CIDADANIA	18.343.812	18.428.904	15.210.685	16.532.082	18.154.087
Subfuncao						
243	ASSISTÊNCIA À CRIANÇA E AO ADOLESCENTE	18.343.812	18.428.904	15.210.685	16.532.082	18.154.087
GND						
3	OUTRAS DESPESAS CORRENTES	14.093.812	18.428.904	15.210.684	12.532.082	13.354.087
4	INVESTIMENTOS	4.250.000	0	1	4.000.000	4.800.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**5.981.509**	**800.000**				**6.781.509**
1003			**421.089**					**421.089**
1049			**5.537.203**	**4.000.000**				**9.537.203**
1122			**1.414.286**					**1.414.286**
Total	**0**	**0**	**13.354.087**	**4.800.000**	**0**	**0**	**0**	**18.154.087**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81901 FUNDO NACIONAL PARA A CRIANÇA E O ADOLESCENTE - FNCA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5816	**Promoção e Proteção Integral dos Direitos Humanos de Crianças e Adolescentes com absoluta prioridade**								**18.154.087**
	Atividade								**18.154.087**
5816 **21G0**	**Promoção e Defesa dos Direitos de Crianças e Adolescentes**	14 243							**18.154.087**
5816 21G0 **0001**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **Nacional**								16.254.087
	Iniciativa apoiada (unidade): 21		S	3-ODC	2	80	0	1049	5.537.203
			S	3-ODC	2	90	0	1000	4.781.509
			S	3-ODC	2	90	0	1003	421.089
			S	3-ODC	2	90	0	1122	1.414.286
			S	4-INV	2	90	0	1000	100.000
			S	4-INV	2	90	0	1049	4.000.000
5816 21G0 **0021**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado do Maranhão**								200.000
	Iniciativa apoiada (unidade): 1		S	3-ODC	6	99	0	1000	200.000
5816 21G0 **0033**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado do Rio de Janeiro**								700.000
	Iniciativa apoiada (unidade): 3		S	4-INV	6	99	0	1000	700.000
5816 21G0 **0035**	Promoção e Defesa dos Direitos de Crianças e Adolescentes - **No Estado de São Paulo**								1.000.000
	Iniciativa apoiada (unidade): 10		S	3-ODC	6	99	0	1000	1.000.000
Total									**18.154.087**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81902 FUNDO NACIONAL DO IDOSO - FNI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		766.334	3.025.762	3.025.764	3.332.208	3.932.208
Programa						
5815	PROMOÇÃO DO DIREITO DE ENVELHECER E DOS DIREITOS HUMANOS DA PESSOA IDOSA	766.334	3.025.762	3.025.764	3.332.208	3.932.208
Funcao						
14	DIREITOS DA CIDADANIA	766.334	3.025.762	3.025.764	3.332.208	3.932.208
Subfuncao						
241	ASSISTÊNCIA AO IDOSO	766.334	3.025.762	3.025.764	3.332.208	3.932.208
GND						
3	OUTRAS DESPESAS CORRENTES	766.334	3.025.762	3.025.764	3.332.208	3.932.208

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000			**633.634**					**633.634**
1049			**853.645**					**853.645**
1096			**2.444.929**					**2.444.929**
Total	**0**	**0**	**3.932.208**	**0**	**0**	**0**	**0**	**3.932.208**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 81000 MINISTÉRIO DOS DIREITOS HUMANOS E DA CIDADANIA

Unidade: 81902 FUNDO NACIONAL DO IDOSO - FNI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5815	**Promoção do Direito de Envelhecer e dos Direitos Humanos da Pessoa Idosa**								**3.932.208**
	Atividade								**3.932.208**
5815 **21FZ**	**Promoção e Defesa dos Direitos da Pessoa Idosa**	14 241							**3.932.208**
5815 21FZ **0001**	Promoção e Defesa dos Direitos da Pessoa Idosa - **Nacional**								3.432.208
	Iniciativa apoiada (unidade): 3		S	3-ODC	2	90	0	1000	133.634
			S	3-ODC	2	90	0	1049	853.645
			S	3-ODC	2	90	0	1096	2.444.929
5815 21FZ **0016**	Promoção e Defesa dos Direitos da Pessoa Idosa - **No Estado do Amapá**								500.000
	Iniciativa apoiada (unidade): 1		S	3-ODC	6	50	0	1000	500.000
Total									**3.932.208**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 83000 BANCO CENTRAL DO BRASIL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	4.962.997.947	4.958.896.715
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	0	0	0	4.626.844.495	4.626.708.763
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	0	0	17.373.622	17.373.622
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	0	4.889.262	4.703.177
4103	SISTEMA FINANCEIRO DO FUTURO	0	0	0	313.890.568	310.111.153
Funcao						
04	ADMINISTRAÇÃO	0	0	0	2.526.104.443	2.522.189.296
09	PREVIDÊNCIA SOCIAL	0	0	0	2.414.630.620	2.414.630.620
28	ENCARGOS ESPECIAIS	0	0	0	22.262.884	22.076.799
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	1.739.982.956	1.739.847.224
125	NORMATIZAÇÃO E FISCALIZAÇÃO	0	0	0	273.858.929	271.363.917
183	INFORMAÇÃO E INTELIGÊNCIA	0	0	0	17.531.639	16.247.236
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	0	0	2.414.630.620	2.414.630.620
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	0	0	0	303.761.583	303.761.583
846	OUTROS ENCARGOS ESPECIAIS	0	0	0	213.232.220	213.046.135
UO						
83201	BANCO CENTRAL DO BRASIL - BACEN	0	0	0	4.962.997.947	4.958.896.715
GND						
1	PESSOAL E ENCARGOS SOCIAIS	0	0	0	4.163.867.647	4.163.867.647
3	OUTRAS DESPESAS CORRENTES	0	0	0	653.830.300	650.217.730
4	INVESTIMENTOS	0	0	0	145.300.000	144.811.338

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.541.023.195**		**350.088.458**	**8.911.338**				**1.900.022.991**
1002	**2.045.689.013**							**2.045.689.013**
1050	**174.109.592**		**300.129.272**	**135.900.000**				**610.138.864**
1056	**368.941.607**							**368.941.607**
1131	**34.104.240**							**34.104.240**
Total	**4.163.867.647**	**0**	**650.217.730**	**144.811.338**	**0**	**0**	**0**	**4.958.896.715**

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 83000 BANCO CENTRAL DO BRASIL

Unidade: 83201 BANCO CENTRAL DO BRASIL - BACEN

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		4.097.125.226	4.242.693.105	4.389.316.652	4.962.997.947	4.958.896.715
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.939.454.705	4.026.544.089	4.026.488.789	4.626.844.495	4.626.708.763
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	7.378.118	7.250.244	7.250.244	17.373.622	17.373.622
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	3.682.748	4.420.672	4.302.524	4.889.262	4.703.177
4103	SISTEMA FINANCEIRO DO FUTURO	146.609.655	204.478.100	351.275.095	313.890.568	310.111.153
Funcao						
04	ADMINISTRAÇÃO	2.048.763.543	2.167.451.620	2.314.193.315	2.526.104.443	2.522.189.296
09	PREVIDÊNCIA SOCIAL	2.037.300.816	2.063.570.569	2.063.570.569	2.414.630.620	2.414.630.620
28	ENCARGOS ESPECIAIS	11.060.866	11.670.916	11.552.768	22.262.884	22.076.799
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.487.071.236	1.532.933.489	1.532.878.189	1.739.982.956	1.739.847.224
125	NORMATIZAÇÃO E FISCALIZAÇÃO	131.890.919	176.495.360	324.031.481	273.858.929	271.363.917
183	INFORMAÇÃO E INTELIGÊNCIA	1.191.772	14.982.740	14.243.614	17.531.639	16.247.236
211	RELAÇÕES DIPLOMÁTICAS	0	300.000	300.000	0	0
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.037.300.816	2.063.570.569	2.063.570.569	2.414.630.620	2.414.630.620
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	265.890.503	273.000.084	273.000.084	303.761.583	303.761.583
846	OUTROS ENCARGOS ESPECIAIS	173.779.980	181.410.863	181.292.715	213.232.220	213.046.135
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.514.664.152	3.614.096.437	3.614.096.437	4.163.867.647	4.163.867.647
3	OUTRAS DESPESAS CORRENTES	533.191.708	545.341.668	543.691.830	653.830.300	650.217.730
4	INVESTIMENTOS	49.269.366	83.255.000	231.528.385	145.300.000	144.811.338

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.541.023.195**		**350.088.458**	**8.911.338**				**1.900.022.991**
1002	**2.045.689.013**							**2.045.689.013**
1050	**174.109.592**		**300.129.272**	**135.900.000**				**610.138.864**
1056	**368.941.607**							**368.941.607**
1131	**34.104.240**							**34.104.240**
Total	**4.163.867.647**	**0**	**650.217.730**	**144.811.338**	**0**	**0**	**0**	**4.958.896.715**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 83000 BANCO CENTRAL DO BRASIL

Unidade: 83201 BANCO CENTRAL DO BRASIL - BACEN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.626.708.763**
	Atividade								**2.021.108.807**
0032 **2000**	**Administração da Unidade**	04 122							**175.223.984**
0032 2000 **0001**	Administração da Unidade - **Nacional**								175.223.984
			F	3-ODC	2	90	0	1000	1.716.974
			F	3-ODC	2	90	0	1050	148.224.009
			F	3-ODC	2	91	0	1050	4.883.001
			F	4-INV	2	90	0	1050	20.400.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**256.347.122**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								256.347.122
			F	3-ODC	1	90	0	1000	256.347.122
0032 **20TP**	**Ativos Civis da União**	04 122							**1.541.271.240**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								1.541.271.240
			F	1-PES	1	90	0	1000	1.333.057.408
			F	1-PES	1	90	0	1050	174.109.592
			F	1-PES	1	90	0	1131	34.104.240
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	04 331							**47.414.461**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								47.414.461
			F	3-ODC	1	90	0	1000	47.414.461
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	04 122							**852.000**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								852.000
	Agente público beneficiado (unidade): 14		F	3-ODC	2	90	0	1000	252.000
			F	3-ODC	2	90	0	1050	600.000
	Operação Especial								**2.605.599.956**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.414.630.620**
0032 0181 **0001**	Aposentadorias e Pensões Civis da União - **Nacional**								2.414.630.620
			S	1-PES	1	90	0	1002	2.045.689.013
			S	1-PES	1	90	0	1056	368.941.607
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	04 846							**190.969.336**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								190.969.336
			F	1-PES	0	91	0	1000	190.969.336
0909	**Operações Especiais: Outros Encargos Especiais**								**17.373.622**
	Operação Especial								**17.373.622**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**16.996.451**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								16.996.451
			F	1-PES	1	90	0	1000	16.996.451
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**377.171**
0909 0536 **0001**	Benefícios de Legislação Especial - **Nacional**								377.171
			S	3-ODC	1	90	0	1000	377.171
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**4.703.177**
	Operação Especial								**4.703.177**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**130.007**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								130.007
			F	3-ODC	2	50	0	1050	130.007
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**4.573.170**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 83000 BANCO CENTRAL DO BRASIL

Unidade: 83201 BANCO CENTRAL DO BRASIL - BACEN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								4.573.170
			F	3-ODC	2	80	0	1000	2.353.915
			F	3-ODC	2	80	0	1050	2.219.255
4103	**Sistema Financeiro do Futuro**								**310.111.153**
	Atividade								**310.111.153**
4103 **20ZA**	**Fortalecimento das Ações de Autoridade Monetária**	04 122							**22.500.000**
4103 20ZA **0001**	Fortalecimento das Ações de Autoridade Monetária - **Nacional** Projeto concluído (unidade): 10								22.500.000
			F	3-ODC	2	90	0	1050	10.000.000
			F	4-INV	2	90	0	1050	12.500.000
4103 **21AY**	**Prevenção à Lavagem de Dinheiro e ao Financiamento do Terrorismo**	04 183							**16.247.236**
4103 21AY **0001**	Prevenção à Lavagem de Dinheiro e ao Financiamento do Terrorismo - **Nacional** Ação concluída (unidade): 12.998								16.247.236
			F	3-ODC	2	90	0	1000	14.671.781
			F	4-INV	2	90	0	1000	1.575.455
4103 **21B1**	**Formulação da Política Monetária Cambial e de Crédito e Supervisão do Sistema Financeiro Nacional**	04 125							**271.363.917**
4103 21B1 **0001**	Formulação da Política Monetária Cambial e de Crédito e Supervisão do Sistema Financeiro Nacional - **Nacional** Relatório publicado (unidade): 31								271.363.917
			F	3-ODC	2	80	0	1050	12.537
			F	3-ODC	2	90	0	1000	26.955.034
			F	3-ODC	2	90	0	1050	134.032.795
			F	3-ODC	2	91	0	1050	27.668
			F	4-INV	2	90	0	1000	7.335.883
			F	4-INV	2	90	0	1050	103.000.000
Total									**4.958.896.715**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.384.311.959	1.299.772.218	1.289.691.587	1.352.535.720	1.314.416.779
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	670.423.845	752.142.511	743.332.105	804.162.072	792.823.685
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	337.621	311.694	311.694	367.402	367.402
1617	DEMARCAÇÃO E GESTÃO DOS TERRITÓRIOS INDÍGENAS PARA O BEM VIVER, A SUSTENTABILIDADE E O ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	361.960.573	463.538.879	458.213.647	481.428.205	448.884.562
5838	DIREITOS PLURIÉTNICOS CULTURAIS E SOCIAIS PARA O PLENO EXERCÍCIO DA CIDADANIA E O BEM VIVER DOS POVOS INDÍGENAS	351.589.919	83.779.134	87.834.141	66.578.041	72.341.130
Funcao						
04	ADMINISTRAÇÃO	31.259.009	4.400.000	4.217.475	0	0
09	PREVIDÊNCIA SOCIAL	246.975.200	246.796.692	246.796.692	284.112.166	284.112.166
14	DIREITOS DA CIDADANIA	1.105.740.129	1.048.263.832	1.038.365.726	1.068.056.152	1.029.937.211
28	ENCARGOS ESPECIAIS	337.621	311.694	311.694	367.402	367.402
Subfuncao						
122	ADMINISTRAÇÃO GERAL	364.391.012	438.776.163	430.113.752	456.679.706	445.561.105
125	NORMATIZAÇÃO E FISCALIZAÇÃO	361.960.573	135.538.879	146.394.507	128.428.205	121.346.078
131	COMUNICAÇÃO SOCIAL	2.000.000	3.000.000	2.852.005	3.000.000	2.780.214
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	246.975.200	246.796.692	246.796.692	284.112.166	284.112.166
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.359.702	23.634.861	23.634.861	25.754.046	25.754.046
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	351.589.919	411.779.134	399.653.281	419.578.041	399.879.614
846	OUTROS ENCARGOS ESPECIAIS	34.035.552	40.246.489	40.246.489	34.983.556	34.983.556
UO						
84101	MINISTÉRIO DOS POVOS INDÍGENAS - ADMINISTRAÇÃO DIRETA	301.429.590	187.054.633	191.991.521	223.147.911	219.010.194
84201	FUNDAÇÃO NACIONAL DOS POVOS INDÍGENAS - FUNAI	1.082.882.369	1.112.717.585	1.097.700.066	1.129.387.809	1.095.406.585
GND						
1	PESSOAL E ENCARGOS SOCIAIS	484.978.702	548.027.605	548.027.605	621.696.516	621.696.516
3	OUTRAS DESPESAS CORRENTES	837.957.080	676.167.109	662.054.121	669.079.341	628.609.097
4	INVESTIMENTOS	55.668.666	70.799.816	75.067.865	58.059.863	60.682.235
5	INVERSOES FINANCEIRAS	5.707.510	4.777.688	4.541.996	3.700.000	3.428.931

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**337.584.350**		**627.857.416**	**60.682.235**	**3.428.931**			**1.029.552.932**
1002	**217.239.049**							**217.239.049**
1050			**751.681**					**751.681**
1056	**66.873.117**							**66.873.117**
Total	**621.696.516**	**0**	**628.609.097**	**60.682.235**	**3.428.931**	**0**	**0**	**1.314.416.779**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Unidade: 84101 MINISTÉRIO DOS POVOS INDÍGENAS - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		301.429.590	187.054.633	191.991.521	223.147.911	219.010.194
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	47.358.436	55.919.316	54.044.709	42.988.344	41.237.382
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
1617	DEMARCAÇÃO E GESTÃO DOS TERRITÓRIOS INDÍGENAS PARA O BEM VIVER, A SUSTENTABILIDADE E O ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	0	79.000.000	83.394.799	138.759.567	129.510.554
5838	DIREITOS PLURIÉTNICOS CULTURAIS E SOCIAIS PARA O PLENO EXERCÍCIO DA CIDADANIA E O BEM VIVER DOS POVOS INDÍGENAS	254.071.154	52.122.317	54.539.013	41.400.000	48.262.258
Funcao						
04	ADMINISTRAÇÃO	31.259.009	3.000.000	2.886.538	0	0
09	PREVIDÊNCIA SOCIAL	0	13.000	13.000	0	0
14	DIREITOS DA CIDADANIA	270.170.581	184.028.633	189.078.983	223.147.911	219.010.194
28	ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Subfuncao						
122	ADMINISTRAÇÃO GERAL	44.064.480	51.805.392	50.078.780	38.880.780	37.349.604
125	NORMATIZAÇÃO E FISCALIZAÇÃO	0	1.000.000	9.242.685	18.229.313	17.410.596
131	COMUNICAÇÃO SOCIAL	2.000.000	3.000.000	2.852.005	3.000.000	2.780.214
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	0	13.000	13.000	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	1.293.957	1.000.924	1.000.924	1.094.564	1.094.564
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	254.071.154	130.122.317	128.691.127	161.930.254	160.362.216
846	OUTROS ENCARGOS ESPECIAIS	0	113.000	113.000	13.000	13.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	14.805.470	16.231.392	16.231.392	17.993.780	17.993.780
3	OUTRAS DESPESAS CORRENTES	280.409.721	156.100.924	160.179.556	195.474.818	186.620.121
4	INVESTIMENTOS	6.214.399	14.722.317	15.580.573	9.679.313	14.396.293

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**17.993.780**		**186.620.121**	**14.396.293**				**219.010.194**
Total	**17.993.780**	**0**	**186.620.121**	**14.396.293**	**0**	**0**	**0**	**219.010.194**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Unidade: 84101 MINISTÉRIO DOS POVOS INDÍGENAS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**41.237.382**
	Atividade								**41.224.382**
0032 **2000**	**Administração da Unidade**	14 122							**17.700.695**
0032 2000 **0001**	Administração da Unidade - **Nacional**								17.700.695
			F	3-ODC	2	90	0	1000	15.337.513
			F	4-INV	2	90	0	1000	2.363.182
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**41.112**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								41.112
			F	3-ODC	1	90	0	1000	41.112
0032 **20TP**	**Ativos Civis da União**	14 122							**17.980.780**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								17.980.780
			F	1-PES	1	90	0	1000	17.980.780
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**1.053.452**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								1.053.452
			F	3-ODC	1	90	0	1000	1.053.452
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	14 122							**1.668.129**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional**								1.668.129
	Agente público beneficiado (unidade): 56		F	3-ODC	2	90	0	1000	1.668.129
0032 **4641**	**Publicidade de Utilidade Pública**	14 131							**2.780.214**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								2.780.214
			F	3-ODC	2	90	0	1000	2.780.214
	Operação Especial								**13.000**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**13.000**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								13.000
			F	1-PES	0	91	0	1000	13.000
1617	**Demarcação e Gestão dos Territórios Indígenas para o Bem Viver, a Sustentabilidade e o Enfrentamento da Emergência Climática**								**129.510.554**
	Atividade								**129.510.554**
1617 **20UF**	**Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas**	14 125							**17.410.596**
1617 20UF **0001**	Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas - **Nacional**								16.910.596
	Terra indígena atendida (unidade): 41		F	3-ODC	2	90	0	1000	16.681.283
			F	4-INV	2	90	0	1000	229.313
1617 20UF **0035**	Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas - **No Estado de São Paulo**								500.000
	Terra indígena atendida (unidade): 1		F	3-ODC	6	99	0	1000	500.000
1617 **21HW**	**Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991**	14 423							**88.531.508**
1617 21HW **0001**	Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991 - **Nacional**								88.531.508
	Terra indígena atendida (unidade): 25		F	3-ODC	2	90	0	1000	83.897.818
			F	4-INV	2	90	0	1000	4.633.690
1617 **21IL**	**Aldeia Produtiva**	14 423							**23.568.450**
1617 21IL **0001**	Aldeia Produtiva - **Nacional**								23.168.450
	Comunidade indígena beneficiada (unidade): 50		F	3-ODC	2	90	0	1000	21.778.342
			F	4-INV	2	90	0	1000	1.390.108
1617 21IL **0031**	Aldeia Produtiva - **No Estado de Minas Gerais**								400.000
	Comunidade indígena beneficiada (unidade): 1		F	4-INV	6	50	0	1000	400.000
5838	**Direitos Pluriétnicos Culturais e Sociais para o Pleno Exercício da Cidadania e o Bem Viver dos Povos Indígenas**								**48.262.258**
	Atividade								**48.262.258**
5838 **21BO**	**Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas**	14 423							**34.141.403**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Unidade: 84101 MINISTÉRIO DOS POVOS INDÍGENAS - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5838 21BO **0001**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **Nacional**								29.275.400
	Comunidade indígena beneficiada (unidade): 37		F	3-ODC	2	90	0	1000	27.275.400
			F	4-INV	2	90	0	1000	2.000.000
5838 21BO **0031**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **No Estado de Minas Gerais**								1.930.000
	Comunidade indígena beneficiada (unidade): 11		F	3-ODC	6	50	0	1000	200.000
			F	3-ODC	6	99	0	1000	1.500.000
			F	4-INV	6	50	0	1000	230.000
5838 21BO **0035**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **No Estado de São Paulo**								2.150.000
	Comunidade indígena beneficiada (unidade): 11		F	3-ODC	6	99	0	1000	2.000.000
			F	4-INV	6	99	0	1000	150.000
5838 21BO **0041**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **No Estado do Paraná**								286.003
	Comunidade indígena beneficiada (unidade): 1		F	3-ODC	6	99	0	1000	286.003
5838 21BO **0042**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **No Estado de Santa Catarina**								200.000
	Comunidade indígena beneficiada (unidade): 1		F	3-ODC	6	99	0	1000	200.000
5838 21BO **0043**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **No Estado do Rio Grande do Sul**								300.000
	Comunidade indígena beneficiada (unidade): 1		F	3-ODC	6	50	0	1000	300.000
5838 **21FL**	**Gestão dos Direitos dos Povos Indígenas**	14 423							**14.120.855**
5838 21FL **0001**	Gestão dos Direitos dos Povos Indígenas - **Nacional**								14.120.855
	Comunidade indígena beneficiada (unidade): 110		F	3-ODC	2	90	0	1000	11.120.855
			F	4-INV	2	90	0	1000	3.000.000
Total									**219.010.194**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Unidade: 84201 FUNDAÇÃO NACIONAL DOS POVOS INDÍGENAS - FUNAI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.082.882.369	1.112.717.585	1.097.700.066	1.129.387.809	1.095.406.585
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	623.065.409	696.223.195	689.287.396	761.173.728	751.586.303
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	337.621	298.694	298.694	367.402	367.402
1617	DEMARCAÇÃO E GESTÃO DOS TERRITÓRIOS INDÍGENAS PARA O BEM VIVER, A SUSTENTABILIDADE E O ENFRENTAMENTO DA EMERGÊNCIA CLIMÁTICA	361.960.573	384.538.879	374.818.848	342.668.638	319.374.008
5838	DIREITOS PLURIÉTNICOS CULTURAIS E SOCIAIS PARA O PLENO EXERCÍCIO DA CIDADANIA E O BEM VIVER DOS POVOS INDÍGENAS	97.518.766	31.656.817	33.295.128	25.178.041	24.078.872
Funcao						
04	ADMINISTRAÇÃO	0	1.400.000	1.330.937	0	0
09	PREVIDÊNCIA SOCIAL	246.975.200	246.783.692	246.783.692	284.112.166	284.112.166
14	DIREITOS DA CIDADANIA	835.569.548	864.235.199	849.286.743	844.908.241	810.927.017
28	ENCARGOS ESPECIAIS	337.621	298.694	298.694	367.402	367.402
Subfuncao						
122	ADMINISTRAÇÃO GERAL	320.326.533	386.970.771	380.034.972	417.798.926	408.211.501
125	NORMATIZAÇÃO E FISCALIZAÇÃO	361.960.573	134.538.879	137.151.822	110.198.892	103.935.482
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	246.975.200	246.783.692	246.783.692	284.112.166	284.112.166
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	22.065.745	22.633.937	22.633.937	24.659.482	24.659.482
423	ASSISTÊNCIA AOS POVOS INDÍGENAS	97.518.766	281.656.817	270.962.154	257.647.787	239.517.398
846	OUTROS ENCARGOS ESPECIAIS	34.035.552	40.133.489	40.133.489	34.970.556	34.970.556
GND						
1	PESSOAL E ENCARGOS SOCIAIS	470.173.232	531.796.213	531.796.213	603.702.736	603.702.736
3	OUTRAS DESPESAS CORRENTES	557.547.359	520.066.185	501.874.565	473.604.523	441.988.976
4	INVESTIMENTOS	49.454.267	56.077.499	59.487.292	48.380.550	46.285.942
5	INVERSOES FINANCEIRAS	5.707.510	4.777.688	4.541.996	3.700.000	3.428.931

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**319.590.570**		**441.237.295**	**46.285.942**	**3.428.931**			**810.542.738**
1002	**217.239.049**							**217.239.049**
1050			**751.681**					**751.681**
1056	**66.873.117**							**66.873.117**
Total	**603.702.736**	**0**	**441.988.976**	**46.285.942**	**3.428.931**	**0**	**0**	**1.095.406.585**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Unidade: 84201 FUNDAÇÃO NACIONAL DOS POVOS INDÍGENAS - FUNAI

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**751.586.303**
			Atividade								**431.973.433**
0032	**2000**		**Administração da Unidade**	14 122							**122.054.039**
0032	2000	**0001**	Administração da Unidade - **Nacional**								122.054.039
					F	3-ODC	2	90	0	1000	113.863.416
					F	3-ODC	2	90	0	1050	751.681
					F	3-ODC	2	91	0	1000	25.038
					F	4-INV	2	90	0	1000	7.413.904
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**5.420.928**
0032	2004	**0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								5.420.928
					F	3-ODC	1	90	0	1000	5.420.928
0032	**20TP**		**Ativos Civis da União**	14 122							**284.859.912**
0032	20TP	**0001**	Ativos Civis da União - **Nacional**								284.859.912
					F	1-PES	1	90	0	1000	284.859.912
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	14 331							**19.238.554**
0032	212B	**0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								19.238.554
					F	3-ODC	1	90	0	1000	19.238.554
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	14 122							**400.000**
0032	216H	**0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 9								400.000
					F	3-ODC	2	90	0	1000	400.000
			Projeto								**897.550**
0032	**155L**		**Construção de Unidades Administrativas da Fundação Nacional dos Povos Indígenas**	14 122							**897.550**
0032	155L	**1436**	Construção de Unidades Administrativas da Fundação Nacional dos Povos Indígenas - **No Município de João Pessoa - PB** Unidade administrativa construída (% de execução física): 50								897.550
					F	4-INV	2	90	0	1000	897.550
			Operação Especial								**318.715.320**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**284.112.166**
0032	0181	**0001**	Aposentadorias e Pensões Civis da União - **Nacional**								284.112.166
					S	1-PES	1	90	0	1002	217.239.049
					S	1-PES	1	90	0	1056	66.873.117
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	14 846							**34.603.154**
0032	09HB	**0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								34.603.154
					F	1-PES	0	91	0	1000	34.603.154
0909			**Operações Especiais: Outros Encargos Especiais**								**367.402**
			Operação Especial								**367.402**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**127.504**
0909	00S6	**0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								127.504
					F	1-PES	1	90	0	1000	127.504
0909	**0536**		**Benefícios de Legislação Especial**	28 846							**239.898**
0909	0536	**0001**	Benefícios de Legislação Especial - **Nacional**								239.898
					S	3-ODC	1	90	0	1000	239.898
1617			**Demarcação e Gestão dos Territórios Indígenas para o Bem Viver, a Sustentabilidade e o Enfrentamento da Emergência Climática**								**319.374.008**
			Atividade								**319.374.008**
1617	**20UF**		**Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas**	14 125							**103.935.482**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 84000 MINISTÉRIO DOS POVOS INDÍGENAS

Unidade: 84201 FUNDAÇÃO NACIONAL DOS POVOS INDÍGENAS - FUNAI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
1617 20UF **0001**	Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas - **Nacional** Terra indígena atendida (unidade): 200								103.435.482
			F	3-ODC	2	90	0	1000	90.984.160
			F	3-ODC	6	99	0	1000	250.000
			F	4-INV	2	90	0	1000	7.812.401
			F	4-INV	6	90	0	1000	309.990
			F	4-INV	6	99	0	1000	650.000
			F	5-IFI	2	90	0	1000	3.428.931
1617 20UF **0013**	Regularização Fundiária, Proteção e Gestão dos Territórios Indígenas - **No Estado do Amazonas** Terra indígena atendida (unidade): 1								500.000
			F	3-ODC	6	90	0	1000	500.000
1617 **21HW**	**Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991**	14 423							**215.438.526**
1617 21HW **0001**	Proteção aos Povos e Terras Indígenas – ADPFs 709, 743, 760 e 991 - **Nacional** Terra indígena atendida (unidade): 74								215.438.526
			F	3-ODC	2	90	0	1000	187.218.429
			F	4-INV	2	90	0	1000	28.220.097
5838	**Direitos Pluriétnicos Culturais e Sociais para o Pleno Exercício da Cidadania e o Bem Viver dos Povos Indígenas**								**24.078.872**
	Atividade								**24.078.872**
5838 **21BO**	**Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas**	14 423							**24.078.872**
5838 21BO **0001**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **Nacional** Comunidade indígena beneficiada (unidade): 1.313								23.578.872
			F	3-ODC	2	80	0	1000	18.041
			F	3-ODC	2	90	0	1000	22.758.831
			F	3-ODC	6	99	0	1000	200.000
			F	4-INV	2	90	0	1000	602.000
5838 21BO **0043**	Direitos Pluriétnicos Culturais e Sociais dos Povos Indígenas - **No Estado do Rio Grande do Sul** Comunidade indígena beneficiada (unidade): 1								500.000
			F	3-ODC	6	90	0	1000	120.000
			F	4-INV	6	90	0	1000	380.000
Total									**1.095.406.585**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Reserva de Contingência

Órgão: 90000 RESERVA DE CONTINGÊNCIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	0	0	33.553.094.498	13.151.341.559
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	0	0	33.553.094.498	13.151.341.559
Funcao						
99	RESERVA DE CONTINGÊNCIA	0	0	0	33.553.094.498	13.151.341.559
Subfuncao						
999	RESERVA DE CONTINGÊNCIA	0	0	0	33.553.094.498	13.151.341.559
UO						
90000	RESERVA DE CONTINGÊNCIA	0	0	0	33.553.094.498	13.151.341.559
GND						
9	RESERVA DE CONTINGÊNCIA	0	0	0	33.553.094.498	13.151.341.559

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000							**3.273.677.969**	**3.273.677.969**
1076							**9.858.708.842**	**9.858.708.842**
1141							**18.954.748**	**18.954.748**
Total	**0**	**0**	**0**	**0**	**0**	**0**	**13.151.341.559**	**13.151.341.559**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 90000 RESERVA DE CONTINGÊNCIA

Unidade: 90000 RESERVA DE CONTINGÊNCIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		0	33.346.244.118	24.002.148.512	33.553.094.498	13.151.341.559
Programa						
0999	RESERVA DE CONTINGÊNCIA	0	33.346.244.118	24.002.148.512	33.553.094.498	13.151.341.559
Funcao						
99	RESERVA DE CONTINGÊNCIA	0	33.346.244.118	24.002.148.512	33.553.094.498	13.151.341.559
Subfuncao						
999	RESERVA DE CONTINGÊNCIA	0	33.346.244.118	24.002.148.512	33.553.094.498	13.151.341.559
GND						
4	INVESTIMENTOS	0	4.477.390.684	0	0	0
9	RESERVA DE CONTINGENCIA	0	28.868.853.434	24.002.148.512	33.553.094.498	13.151.341.559

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000							**3.273.677.969**	**3.273.677.969**
1076							**9.858.708.842**	**9.858.708.842**
1141							**18.954.748**	**18.954.748**
Total	**0**	**0**	**0**	**0**	**0**	**0**	**13.151.341.559**	**13.151.341.559**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 90000 RESERVA DE CONTINGÊNCIA

Unidade: 90000 RESERVA DE CONTINGÊNCIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0999	**Reserva de Contingência**								**13.151.341.559**
	Operação Especial								**13.151.341.559**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**13.151.341.559**
0999 0Z00 **6497**	Reserva de Contingência - Financeira - **Reserva de Contingência - Recursos provenientes de receitas próprias e vinculadas, inclusive doações e convênios**								9.877.663.590
			F	9-RES	0	99	0	1076	9.858.708.842
			F	9-RES	0	99	0	1141	18.954.748
0999 0Z00 **6498**	Reserva de Contingência - Financeira - **Reserva de Contingência - Fiscal**								3.273.677.969
			F	9-RES	0	99	0	1000	3.273.677.969
Total									**13.151.341.559**

LEI ORÇAMENTÁRIA

VOLUME V

DETALHAMENTO DAS AÇÕES

ÓRGÃOS DO PODER EXECUTIVO
MINISTÉRIO DA EDUCAÇÃO

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		204.262.773.089	229.208.438.153	226.447.840.787	233.350.704.717	233.713.665.576
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	89.711.407.091	91.862.610.506	91.777.989.396	111.255.501.422	111.156.940.997
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	23.225.526	64.646.198	64.646.198	73.378.439	73.378.439
0902	OPERAÇÕES ESPECIAIS: FINANCIAMENTOS COM RETORNO	6.102.572.521	6.385.057.273	6.385.057.273	0	0
0903	OPERAÇÕES ESPECIAIS: TRANSFERÊNCIAS CONSTITUCIONAIS E AS DECORRENTES DE LEGISLAÇÃO ESPECÍFICA	20.131.620.770	21.330.782.768	21.330.782.768	0	0
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	507.623.596	1.608.890.702	1.603.862.796	12.011.186.518	11.469.474.363
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	11.224.432	13.173.670	13.173.670	39.218.950	37.387.399
0999	RESERVA DE CONTINGÊNCIA	0	10.016.902.053	9.328.662.655	4.807.230.775	4.807.230.775
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	68.856.420.056	79.111.385.800	76.398.786.529	87.384.092.950	87.900.145.077
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	3.851.512.328	4.009.597.607	4.496.255.216	4.024.753.474	4.510.624.491
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	15.067.166.769	14.805.391.576	15.048.624.286	13.755.342.189	13.758.484.035
Funcao						
04	ADMINISTRAÇÃO	0	12.000.000	11.403.514	0	0
09	PREVIDÊNCIA SOCIAL	20.527.103.990	20.254.466.391	20.254.466.391	25.316.186.551	25.316.186.551
12	EDUCAÇÃO	163.529.468.488	177.484.679.467	175.414.160.670	203.106.103.484	203.470.895.894
28	ENCARGOS ESPECIAIS	20.206.200.611	21.440.390.242	21.439.147.557	121.183.907	119.352.356
99	RESERVA DE CONTINGÊNCIA	0	10.016.902.053	9.328.662.655	4.807.230.775	4.807.230.775
Subfuncao						
122	ADMINISTRAÇÃO GERAL	1.573.251.170	1.987.270.995	1.928.706.355	2.169.854.166	2.101.798.206
123	ADMINISTRAÇÃO FINANCEIRA	461.454.303	394.960.000	377.449.148	0	0
128	FORMAÇÃO DE RECURSOS HUMANOS	50.847.058	61.688.125	60.602.967	62.156.633	60.660.715
131	COMUNICAÇÃO SOCIAL	53.264.394	124.551.665	118.436.081	117.853.033	109.326.597
211	RELAÇÕES DIPLOMÁTICAS	9.256.292	8.103.096	7.710.137	2.600.000	2.424.172
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	20.527.103.990	20.254.466.391	20.254.466.391	25.316.186.551	25.316.186.551
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	13.043.495.893	13.485.348.913	13.472.628.290	15.451.654.993	15.456.560.278
306	ALIMENTAÇÃO E NUTRIÇÃO	5.381.469.087	5.461.907.292	5.461.907.292	5.461.907.292	5.461.907.292
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.957.743.648	5.490.613.174	5.490.613.174	6.058.685.195	6.058.685.195
362	ENSINO MÉDIO	0	1.000.000.000	1.000.000.000	12.000.000.000	11.458.463.673
363	ENSINO PROFISSIONAL	16.553.699.046	16.881.344.446	17.368.002.055	20.151.331.340	20.637.202.357
364	ENSINO SUPERIOR	41.108.399.941	41.515.251.591	41.812.226.344	47.787.596.993	47.819.139.851
365	EDUCAÇÃO INFANTIL	1.327.346.568	1.295.002.106	1.296.573.338	1.387.397.334	1.575.017.334
366	EDUCAÇÃO DE JOVENS E ADULTOS	120.924.960	335.893.780	319.300.688	121.614.073	112.704.374
367	EDUCAÇÃO ESPECIAL	48.805.544	48.646.545	46.383.900	49.980.221	48.262.657
368	EDUCAÇÃO BÁSICA	11.065.969.003	13.814.993.768	10.692.323.019	8.937.606.143	9.276.665.533
571	DESENVOLVIMENTO CIENTÍFICO	328.952.338	337.909.729	321.113.099	271.229.089	251.358.276
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	531.346.077	489.171.133	465.142.395	464.489.778	430.572.183
694	SERVIÇOS FINANCEIROS	6.102.572.521	6.385.057.273	6.385.057.273	0	0
846	OUTROS ENCARGOS ESPECIAIS	9.513.766.288	9.881.825.445	9.875.649.570	10.746.811.965	10.744.980.414
847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	71.503.104.969	79.937.530.633	80.364.886.616	71.984.519.143	71.984.519.143
999	RESERVA DE CONTINGÊNCIA	0	10.016.902.053	9.328.662.655	4.807.230.775	4.807.230.775
UO						
26101	MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA	3.278.428.153	14.940.065.518	14.252.940.360	8.812.960.421	9.473.312.914
26104	INSTITUTO NACIONAL DE EDUCAÇÃO DE SURDOS	159.848.314	161.401.824	160.253.041	186.845.964	185.057.597
26105	INSTITUTO BENJAMIN CONSTANT	112.174.096	113.547.952	112.434.090	131.230.749	131.301.552
26201	COLÉGIO PEDRO II	853.789.332	850.499.792	853.510.713	1.012.946.740	1.012.354.325
26230	FUNDAÇÃO UNIVERSIDADE FEDERAL DO VALE DO SÃO FRANCISCO	259.793.567	264.447.454	262.428.195	323.757.371	322.594.682
26231	UNIVERSIDADE FEDERAL DE ALAGOAS	1.023.580.230	1.035.130.964	1.033.183.433	1.232.285.602	1.235.362.293
26232	UNIVERSIDADE FEDERAL DA BAHIA	1.950.329.246	1.975.026.699	1.975.084.037	2.404.929.548	2.397.076.293
26233	UNIVERSIDADE FEDERAL DO CEARÁ	1.647.138.432	1.679.731.864	1.674.015.629	2.004.415.890	1.992.792.221
26234	UNIVERSIDADE FEDERAL DO ESPÍRITO SANTO	1.142.957.662	1.154.413.913	1.212.785.064	1.380.962.488	1.424.892.272
26235	UNIVERSIDADE FEDERAL DE GOIÁS	1.413.254.310	1.407.940.522	1.404.945.923	1.712.518.089	1.707.155.073
26236	UNIVERSIDADE FEDERAL FLUMINENSE	2.495.481.946	2.533.643.896	2.557.135.097	3.024.081.609	3.042.382.386

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

UO						
26237	UNIVERSIDADE FEDERAL DE JUIZ DE FORA	1.249.095.145	1.294.198.087	1.290.357.779	1.544.056.243	1.535.054.812
26238	UNIVERSIDADE FEDERAL DE MINAS GERAIS	2.489.561.965	2.517.405.216	2.510.329.556	3.014.178.156	3.001.126.594
26239	UNIVERSIDADE FEDERAL DO PARÁ	1.704.401.698	1.734.006.227	1.723.775.178	2.082.891.130	2.066.952.407
26240	UNIVERSIDADE FEDERAL DA PARAÍBA	2.037.826.616	2.057.655.287	2.073.138.303	2.467.494.136	2.488.372.054
26241	UNIVERSIDADE FEDERAL DO PARANÁ	1.992.396.666	2.011.169.286	2.013.277.003	2.436.230.845	2.434.594.923
26242	UNIVERSIDADE FEDERAL DE PERNAMBUCO	1.872.069.270	1.910.305.278	1.902.922.140	2.312.285.487	2.302.977.368
26243	UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE	1.956.528.463	1.995.452.747	1.986.990.180	2.380.880.652	2.368.013.574
26244	UNIVERSIDADE FEDERAL DO RIO GRANDE DO SUL	2.270.545.415	2.301.732.906	2.297.242.753	2.728.709.888	2.718.046.645
26245	UNIVERSIDADE FEDERAL DO RIO DE JANEIRO	3.769.758.892	3.853.732.287	3.885.871.650	4.576.229.452	4.572.026.018
26246	UNIVERSIDADE FEDERAL DE SANTA CATARINA	1.916.319.910	1.932.544.650	1.942.972.294	2.325.146.054	2.316.829.214
26247	UNIVERSIDADE FEDERAL DE SANTA MARIA	1.478.647.129	1.483.848.996	1.478.853.496	1.826.434.143	1.816.842.325
26248	UNIVERSIDADE FEDERAL RURAL DE PERNAMBUCO	741.943.511	750.753.696	747.163.606	910.642.938	908.319.687
26249	UNIVERSIDADE FEDERAL RURAL DO RIO DE JANEIRO	858.364.723	827.108.017	838.005.463	983.776.316	991.608.787
26250	FUNDAÇÃO UNIVERSIDADE FEDERAL DE RORAIMA	313.322.389	313.791.238	333.772.940	373.636.439	371.231.795
26251	FUNDAÇÃO UNIVERSIDADE FEDERAL DO TOCANTINS	382.213.274	371.045.274	394.646.586	440.338.556	468.224.035
26252	UNIVERSIDADE FEDERAL DE CAMPINA GRANDE	855.915.016	866.883.236	864.775.238	1.052.358.477	1.074.070.133
26253	UNIVERSIDADE FEDERAL RURAL DA AMAZÔNIA	318.521.318	321.538.297	320.299.587	384.020.469	380.036.389
26254	UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO	503.740.876	511.586.516	509.235.466	618.329.805	614.726.626
26255	UNIVERSIDADE FEDERAL DOS VALES DO JEQUITINHONHA E MUCURI	369.143.823	373.198.815	371.667.908	460.265.940	457.551.045
26256	CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA CELSO SUCKOW DA FONSECA	504.606.603	510.729.363	509.413.560	617.646.581	615.842.685
26257	CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA DE MINAS GERAIS	578.302.157	584.933.382	584.846.212	695.623.942	692.733.993
26258	UNIVERSIDADE TECNOLÓGICA FEDERAL DO PARANÁ	1.274.791.929	1.282.110.541	1.280.941.403	1.538.157.865	1.533.260.256
26260	UNIVERSIDADE FEDERAL DE ALFENAS	309.816.103	312.995.405	311.635.722	384.646.722	381.577.978
26261	UNIVERSIDADE FEDERAL DE ITAJUBÁ	297.251.045	304.290.082	303.341.300	368.074.793	366.037.173
26262	UNIVERSIDADE FEDERAL DE SÃO PAULO	1.200.980.635	1.227.131.872	1.230.618.780	1.453.638.090	1.479.877.169
26263	UNIVERSIDADE FEDERAL DE LAVRAS	483.617.474	491.567.653	489.343.108	595.566.943	591.357.720
26264	UNIVERSIDADE FEDERAL RURAL DO SEMI-ÁRIDO	394.607.752	399.097.635	396.652.441	472.329.219	470.126.826
26266	FUNDAÇÃO UNIVERSIDADE FEDERAL DO PAMPA	440.023.602	444.011.382	443.981.047	535.797.261	536.206.652
26267	UNIVERSIDADE FEDERAL DA INTEGRAÇÃO LATINO AMERICANA	213.644.806	221.185.478	219.357.774	265.695.141	263.014.956
26268	FUNDAÇÃO UNIVERSIDADE FEDERAL DE RONDÔNIA	382.292.091	374.874.458	418.437.119	459.053.695	457.784.431
26269	FUNDAÇÃO UNIVERSIDADE DO RIO DE JANEIRO	627.202.726	523.761.203	576.927.364	626.955.928	662.351.010
26270	FUNDAÇÃO UNIVERSIDADE DO AMAZONAS	937.690.192	972.075.857	969.203.950	1.138.563.969	1.130.993.837
26271	FUNDAÇÃO UNIVERSIDADE DE BRASÍLIA	2.165.037.744	2.156.848.999	2.222.625.005	2.512.914.328	2.570.759.020
26272	FUNDAÇÃO UNIVERSIDADE FEDERAL DO MARANHÃO	1.019.875.260	1.027.045.006	1.021.368.586	1.227.241.044	1.220.145.919
26273	FUNDAÇÃO UNIVERSIDADE FEDERAL DO RIO GRANDE	612.709.266	618.715.125	617.088.709	750.624.543	747.491.415
26274	UNIVERSIDADE FEDERAL DE UBERLÂNDIA	1.364.911.671	1.392.549.083	1.388.799.442	1.678.925.143	1.668.449.237
26275	FUNDAÇÃO UNIVERSIDADE FEDERAL DO ACRE	448.400.002	442.446.675	510.287.298	542.113.920	579.581.523
26276	FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO	1.034.972.757	1.025.657.882	1.037.070.045	1.227.558.369	1.220.172.851
26277	FUNDAÇÃO UNIVERSIDADE FEDERAL DE OURO PRETO	554.078.514	565.712.554	563.566.988	690.827.188	686.921.195
26278	FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS	963.745.344	974.065.234	971.966.665	1.157.768.562	1.155.045.256
26279	FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ	952.655.490	974.401.475	970.031.255	1.153.668.290	1.155.490.064
26280	FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO CARLOS	805.038.025	814.897.851	816.151.628	1.006.440.166	1.004.650.640
26281	FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE	910.572.715	925.209.755	924.035.877	1.115.282.081	1.107.370.622
26282	FUNDAÇÃO UNIVERSIDADE FEDERAL DE VIÇOSA	1.123.357.633	837.133.240	833.366.210	1.379.840.696	1.374.716.958
26283	FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO DO SUL	1.109.102.125	1.118.054.556	1.117.173.491	1.336.656.826	1.339.096.748
26284	FUNDAÇÃO UNIVERSIDADE FEDERAL DE CIÊNCIAS DA SAÚDE DE PORTO ALEGRE	189.957.419	186.284.394	185.742.783	227.567.001	226.655.403
26285	FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO JOÃO DEL-REI	430.947.516	441.749.280	439.049.675	527.356.281	525.605.161
26286	FUNDAÇÃO UNIVERSIDADE FEDERAL DO AMAPÁ	300.756.124	278.721.444	281.337.732	330.610.456	358.240.557
26290	INSTITUTO NACIONAL DE ESTUDOS E PESQUISAS EDUCACIONAIS ANÍSIO TEIXEIRA	1.013.107.060	1.446.957.696	1.394.297.213	1.721.640.173	1.623.677.920
26291	FUNDAÇÃO COORDENAÇÃO DE APERFEIÇOAMENTO DE PESSOAL DE NÍVEL SUPERIOR	5.082.231.638	5.340.575.935	5.083.096.639	5.085.585.247	4.726.299.627
26292	FUNDAÇÃO JOAQUIM NABUCO	141.372.984	145.381.986	143.760.433	169.629.530	167.146.812
26294	HOSPITAL DE CLÍNICAS DE PORTO ALEGRE	1.891.127.772	2.020.379.512	2.017.231.816	2.148.634.253	2.143.986.038
26298	FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO	68.231.969.995	78.452.099.697	75.874.363.684	97.598.610.929	97.381.368.050
26350	FUNDAÇÃO UNIVERSIDADE FEDERAL DA GRANDE DOURADOS	323.739.752	320.120.212	319.739.596	398.482.629	397.748.011
26351	UNIVERSIDADE FEDERAL DO RECÔNCAVO DA BAHIA	405.790.473	416.729.695	417.440.132	493.878.045	491.162.636

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

UO						
26352	FUNDAÇÃO UNIVERSIDADE FEDERAL DO ABC	399.615.679	405.161.055	429.854.548	491.777.816	491.959.818
26358	HOSPITAL UNIVERSITÁRIO PROF. ALBERTO ANTUNES	132.696.439	136.083.099	136.083.099	157.598.795	157.598.795
26359	COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DA BAHIA	131.314.993	134.278.779	134.278.779	161.267.010	161.267.010
26362	HOSPITAL UNIVERSITÁRIO WALTER CANTÍDIO	171.900.404	175.227.528	175.227.528	210.489.243	210.489.243
26363	MATERNIDADE-ESCOLA ASSIS CHATEAUBRIAND	86.146.231	87.759.968	87.759.968	104.169.638	104.169.638
26364	HOSPITAL UNIVERSITÁRIO CASSIANO ANTÔNIO MORAIS	133.930.824	136.655.736	136.655.736	162.609.442	162.609.442
26365	HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE GOIÁS	122.054.716	130.032.694	130.032.694	146.943.213	146.943.213
26366	HOSPITAL UNIVERSITÁRIO ANTONIO PEDRO	175.130.028	182.577.300	182.577.300	207.344.677	207.344.677
26367	HOSPITAL UNIVERSITÁRIO DA UNIVERSIDADE FEDERAL DE JUIZ DE FORA	46.634.593	47.999.781	47.999.781	57.810.914	57.810.914
26368	HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE MINAS GERAIS	262.180.668	268.880.906	268.880.906	323.193.097	323.193.097
26369	HOSPITAL UNIVERSITÁRIO JOÃO DE BARROS BARRETO	107.950.182	112.151.603	112.151.603	132.300.809	132.300.809
26370	HOSPITAL UNIVERSITÁRIO BETTINA FERRO SOUZA	12.131.693	12.661.517	12.661.517	15.092.906	15.092.906
26371	HOSPITAL UNIVERSITÁRIO LAURO WANDERLEY	212.342.758	214.958.061	214.958.061	254.241.761	254.241.761
26372	HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DO PARANÁ	179.318.098	187.053.570	187.053.570	213.238.328	213.238.328
26373	HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE PERNAMBUCO	271.927.069	279.768.960	279.768.960	332.610.751	332.610.751
26374	COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE	122.141.520	125.635.591	125.635.591	148.868.503	148.868.503
26378	COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DO RIO DE JANEIRO	628.027.188	631.631.779	631.306.190	720.078.820	719.995.291
26385	HOSPITAL UNIVERSITÁRIO DA UNIVERSIDADE FEDERAL DA GRANDE DOURADOS	39.330.008	41.058.686	41.058.686	48.408.486	48.408.486
26386	HOSPITAL UNIVERSITÁRIO PROF. POLYDORO ERNANI DE SÃO THIAGO	238.344.003	243.492.091	243.492.091	290.803.449	290.803.449
26387	HOSPITAL UNIVERSITÁRIO DE SANTA MARIA	222.554.913	225.100.720	225.100.720	274.381.461	274.381.461
26388	HOSPITAL UNIVERSITÁRIO ALCIDES CARNEIRO	71.255.636	73.769.875	73.769.875	86.661.778	86.661.778
26389	HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO	110.937.490	117.094.266	117.094.266	130.879.048	130.879.048
26391	HOSPITAL UNIVERSITÁRIO GAFFREE E GUINLE	147.501.143	150.885.045	150.885.045	181.232.455	181.232.455
26392	HOSPITAL UNIVERSITÁRIO GETÚLIO VARGAS	87.300.959	89.883.469	89.883.469	106.938.206	106.938.206
26393	HOSPITAL UNIVERSITÁRIO DE BRASÍLIA	81.277.311	83.481.131	83.481.131	96.193.844	96.193.844
26394	HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE DO MARANHÃO	96.589.677	97.860.457	97.860.457	114.966.110	114.966.110
26395	HOSPITAL UNIVERSITÁRIO DR. MIGUEL RIET CORRÊA JR.	73.638.951	75.359.946	75.359.946	89.713.678	89.713.678
26396	HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DE UBERLÂNDIA	300.211.753	309.429.392	309.429.392	369.926.226	369.926.226
26397	HOSPITAL JÚLIO MULLER	29.651.901	30.595.175	30.595.175	36.404.788	36.404.788
26398	HOSPITAL DAS CLÍNICAS DA FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS	34.300.110	34.901.236	34.901.236	41.746.471	41.746.471
26399	HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ	5.814.259	5.918.889	5.918.889	6.685.301	6.685.301
26400	HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE	81.321.191	83.010.640	83.010.640	96.616.891	96.616.891
26402	INSTITUTO FEDERAL DE ALAGOAS	577.592.019	518.518.213	542.361.531	593.439.674	616.053.512
26403	INSTITUTO FEDERAL DO AMAZONAS	489.434.470	497.318.784	494.746.619	587.242.138	585.853.293
26404	INSTITUTO FEDERAL BAIANO	442.454.682	445.007.424	442.109.088	545.142.609	540.970.924
26405	INSTITUTO FEDERAL DO CEARÁ	1.022.921.953	1.039.214.926	1.032.780.439	1.239.412.138	1.234.624.773
26406	INSTITUTO FEDERAL DO ESPÍRITO SANTO	972.030.652	896.357.682	1.032.027.050	1.100.581.740	1.136.771.702
26407	INSTITUTO FEDERAL GOIANO	443.773.518	449.859.642	447.676.137	536.702.865	533.256.349
26408	INSTITUTO FEDERAL DO MARANHÃO	858.921.716	873.903.237	889.373.682	1.028.046.862	1.035.484.676
26409	INSTITUTO FEDERAL DE MINAS GERAIS	551.170.686	563.469.596	564.406.151	671.642.861	675.428.018
26410	INSTITUTO FEDERAL DO NORTE DE MINAS GERAIS	365.910.239	371.325.787	371.679.446	446.088.418	447.541.003
26411	INSTITUTO FEDERAL DO SUDESTE DE MINAS GERAIS	386.552.549	396.115.807	395.771.167	474.627.182	474.169.303
26412	INSTITUTO FEDERAL DO SUL DE MINAS GERAIS	361.516.783	384.807.847	384.363.311	469.992.613	468.056.526
26413	INSTITUTO FEDERAL DO TRIÂNGULO MINEIRO	318.290.969	329.038.126	327.401.027	391.425.980	390.410.261
26414	INSTITUTO FEDERAL DO MATO GROSSO	618.409.027	601.577.809	676.767.097	732.392.912	725.530.505
26415	INSTITUTO FEDERAL DO MATO GROSSO DO SUL	288.911.984	286.427.390	290.368.962	346.587.342	348.277.310
26416	INSTITUTO FEDERAL DO PARÁ	653.286.548	662.255.769	674.028.761	795.691.290	795.855.640
26417	INSTITUTO FEDERAL DA PARAÍBA	758.795.599	770.552.056	808.342.755	935.831.084	963.323.177
26418	INSTITUTO FEDERAL DE PERNAMBUCO	714.440.794	724.737.987	725.911.274	866.695.877	866.104.969
26419	INSTITUTO FEDERAL DO RIO GRANDE DO SUL	619.251.027	623.128.804	622.793.922	749.318.948	745.665.400
26420	INSTITUTO FEDERAL FARROUPILHA	408.501.443	417.187.595	415.854.433	491.419.740	489.710.201
26421	INSTITUTO FEDERAL DE RONDÔNIA	363.198.004	301.233.171	404.965.222	363.359.758	459.031.178
26422	INSTITUTO FEDERAL CATARINENSE	497.236.859	504.326.579	504.028.895	605.463.439	600.794.453

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

UO						
26423	INSTITUTO FEDERAL DE SERGIPE	356.627.445	360.333.407	359.758.101	441.256.796	439.084.823
26424	INSTITUTO FEDERAL DO TOCANTINS	326.384.731	330.522.232	329.257.961	403.327.331	400.135.226
26425	INSTITUTO FEDERAL DO ACRE	168.724.748	169.460.858	170.614.272	205.843.229	232.121.996
26426	INSTITUTO FEDERAL DO AMAPÁ	136.377.716	134.296.259	139.868.759	174.669.562	175.205.679
26427	INSTITUTO FEDERAL DA BAHIA	801.860.271	798.730.206	802.559.326	949.678.858	946.414.980
26428	INSTITUTO FEDERAL DE BRASÍLIA	339.248.127	332.480.459	374.029.994	395.210.691	433.429.579
26429	INSTITUTO FEDERAL DE GOIÁS	597.601.431	604.007.540	603.650.714	724.498.866	721.618.533
26430	INSTITUTO FEDERAL DO SERTÃO PERNAMBUCANO	252.513.105	261.089.547	262.604.992	308.528.149	309.335.459
26431	INSTITUTO FEDERAL DO PIAUÍ	639.655.409	662.803.596	661.280.463	815.693.317	810.685.333
26432	INSTITUTO FEDERAL DO PARANÁ	638.719.128	640.182.574	666.656.701	780.159.597	788.818.431
26433	INSTITUTO FEDERAL DO RIO DE JANEIRO	561.205.483	562.684.294	560.714.645	666.065.494	664.217.158
26434	INSTITUTO FEDERAL FLUMINENSE	548.315.935	552.423.735	551.996.715	659.027.400	661.262.188
26435	INSTITUTO FEDERAL DO RIO GRANDE DO NORTE	827.081.230	827.428.747	828.939.863	989.715.904	994.185.570
26436	INSTITUTO FEDERAL SUL-RIO-GRANDENSE	603.788.735	594.635.124	593.465.134	713.662.876	710.466.853
26437	INSTITUTO FEDERAL DE RORAIMA	178.132.965	178.838.564	177.703.181	217.199.837	217.088.856
26438	INSTITUTO FEDERAL DE SANTA CATARINA	776.564.592	792.716.612	788.436.257	952.061.228	946.419.798
26439	INSTITUTO FEDERAL DE SÃO PAULO	1.276.819.184	1.259.312.255	1.272.923.684	1.502.688.007	1.555.637.336
26440	UNIVERSIDADE FEDERAL DA FRONTEIRA SUL	347.788.855	360.377.341	359.416.939	424.396.542	429.175.289
26441	UNIVERSIDADE FEDERAL DO OESTE DO PARÁ	254.900.882	261.788.679	259.426.288	309.018.952	305.406.405
26442	UNIVERSIDADE DA INTEGRAÇÃO INTERNACIONAL DA LUSOFONIA AFRO-BRASILEIRA	194.356.388	194.280.531	193.537.164	231.632.199	229.114.124
26443	EMPRESA BRASILEIRA DE SERVIÇOS HOSPITALARES	8.848.009.493	9.147.852.953	9.138.000.224	10.825.572.277	10.834.280.129
26445	HOSPITAL UNIVERSITÁRIO DA UNIFESP	373.884.877	386.832.029	386.832.029	439.137.553	439.137.553
26447	UNIVERSIDADE FEDERAL DO OESTE DA BAHIA	144.850.966	150.323.687	149.741.796	178.486.073	176.727.805
26448	UNIVERSIDADE FEDERAL DO SUL E SUDESTE DO PARÁ	177.335.379	177.380.087	177.076.640	210.257.431	208.194.312
26449	UNIVERSIDADE FEDERAL DO CARIRI	158.274.454	162.574.535	161.051.025	195.952.129	193.445.118
26450	UNIVERSIDADE FEDERAL DO SUL DA BAHIA	142.111.138	145.783.847	145.304.961	177.991.602	176.020.639
26452	UNIVERSIDADE FEDERAL DE CATALÃO	128.797.428	133.892.063	133.436.285	160.961.399	160.006.984
26453	UNIVERSIDADE FEDERAL DE JATAÍ	140.003.306	142.442.377	141.722.271	177.118.486	175.735.474
26454	UNIVERSIDADE FEDERAL DE RONDONÓPOLIS	130.839.515	126.739.542	131.396.502	155.093.068	160.437.286
26455	UNIVERSIDADE FEDERAL DO DELTA DO PARNAÍBA	108.770.186	110.817.796	135.499.442	134.089.832	142.368.089
26456	UNIVERSIDADE FEDERAL DO AGRESTE DE PERNAMBUCO	87.580.849	88.075.794	87.588.382	110.132.645	109.550.677
26457	UNIVERSIDADE FEDERAL DO NORTE DO TOCANTINS	134.551.858	138.091.222	136.798.477	160.832.556	159.899.945
GND						
1	PESSOAL E ENCARGOS SOCIAIS	83.380.252.059	94.682.916.745	93.994.677.347	108.303.111.453	108.303.111.453
3	OUTRAS DESPESAS CORRENTES	106.601.416.837	118.728.679.605	115.709.650.853	106.798.074.619	106.640.160.378
4	INVESTIMENTOS	7.649.731.673	7.804.376.137	8.755.980.111	6.249.518.645	7.311.930.072
5	INVERSOES FINANCEIRAS	6.631.372.521	7.985.057.273	7.980.124.083	12.000.000.000	11.458.463.673
9	RESERVA DE CONTINGENCIA	0	7.408.393	7.408.393	0	0

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**82.986.924.902**		**72.702.749.923**	**3.753.123.680**	**6.852.959.455**			**166.295.757.960**
1001			**28.629.867**					**28.629.867**
1002	**6.384.024.038**							**6.384.024.038**
1004			**41.872.914**					**41.872.914**
1012			**360.611.197**	**20.000.000**				**380.611.197**
1048				**409.001**				**409.001**
1049			**324.838.829**	**118.740.999**				**443.579.828**
1050			**1.125.448.420**	**101.056.338**				**1.226.504.758**
1051				**10.257.088**				**10.257.088**
1056	**18.932.162.513**							**18.932.162.513**
1081			**33.368.696**	**8.180.187**				**41.548.883**
1095				**666.666**				**666.666**
1128			**22.717.187**					**22.717.187**
1133			**8.548.581.446**	**3.220.680.653**	**4.605.504.218**			**16.374.766.317**
1134			**108.622.039**					**108.622.039**
1142			**56.208.592**	**78.815.460**				**135.024.052**
1149			**18.402.904.882**					**18.402.904.882**
1151			**2.894.270.096**					**2.894.270.096**
1152			**1.731.792.733**					**1.731.792.733**
1444			**135.636.544**					**135.636.544**
9142			**121.907.013**					**121.907.013**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Total	**108.303.111.453**	**0**	**106.640.160.378**	**7.311.930.072**	**11.458.463.673**	**0**	**0**	**233.713.665.576**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.278.428.153	14.940.065.518	14.252.940.360	8.812.960.421	9.473.312.914
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.223.692.769	1.673.917.582	1.622.927.671	1.660.008.341	1.607.963.926
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	92.909	196.096	196.096	227.121	227.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	0	0	25.000.000	23.168.449
0999	RESERVA DE CONTINGÊNCIA	0	10.009.493.660	9.321.254.262	4.807.230.775	4.807.230.775
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	210.530.200	545.604.029	518.483.455	599.424.820	907.666.162
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	491.994.683	973.495.909	993.547.294	922.394.784	1.153.908.339
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	1.352.117.592	1.737.358.242	1.796.531.582	798.674.580	973.148.142
Funcao						
04	ADMINISTRAÇÃO	0	12.000.000	11.403.514	0	0
09	PREVIDÊNCIA SOCIAL	213.488.443	217.263.949	217.263.949	246.144.842	246.144.842
12	EDUCAÇÃO	3.029.939.710	4.676.294.909	4.679.248.320	3.734.557.683	4.396.741.727
28	ENCARGOS ESPECIAIS	35.000.000	25.013.000	23.770.315	25.027.121	23.195.570
99	RESERVA DE CONTINGÊNCIA	0	10.009.493.660	9.321.254.262	4.807.230.775	4.807.230.775
Subfuncao						
122	ADMINISTRAÇÃO GERAL	554.026.911	797.671.467	770.684.505	860.376.257	836.124.247
128	FORMAÇÃO DE RECURSOS HUMANOS	3.943.332	1.000.000	980.244	1.000.000	985.707
131	COMUNICAÇÃO SOCIAL	52.389.894	113.577.282	107.931.647	107.931.647	100.024.348
211	RELAÇÕES DIPLOMÁTICAS	6.855.488	6.183.096	5.884.853	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	213.488.443	217.263.949	217.263.949	246.144.842	246.144.842
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	15.344.129	113.843.320	113.843.320	154.688.965	154.688.965
363	ENSINO PROFISSIONAL	491.994.683	973.495.909	993.547.294	922.394.784	1.153.908.339
364	ENSINO SUPERIOR	1.352.117.592	1.737.358.242	1.796.531.582	798.674.580	973.148.142
366	EDUCAÇÃO DE JOVENS E ADULTOS	0	60.752.000	57.732.174	7.540.473	6.988.043
368	EDUCAÇÃO BÁSICA	210.530.200	484.852.029	460.751.281	591.884.347	900.678.119
571	DESENVOLVIMENTO CIENTÍFICO	328.952.338	337.909.729	321.113.099	271.229.089	251.358.276
846	OUTROS ENCARGOS ESPECIAIS	48.785.143	86.664.835	85.422.150	43.664.662	41.833.111
999	RESERVA DE CONTINGÊNCIA	0	10.009.493.660	9.321.254.262	4.807.230.775	4.807.230.775
GND						
1	PESSOAL E ENCARGOS SOCIAIS	356.670.496	10.540.675.214	9.852.435.816	5.229.612.466	5.229.612.466
3	OUTRAS DESPESAS CORRENTES	2.268.251.151	2.928.882.268	2.970.505.212	2.079.728.879	2.571.377.415
4	INVESTIMENTOS	624.706.506	1.470.508.036	1.429.999.332	1.503.619.076	1.672.323.033
5	INVERSOES FINANCEIRAS	28.800.000	0	0	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**4.983.467.624**		**2.210.766.218**	**1.652.323.033**				**8.846.556.875**
1002	**198.032.625**							**198.032.625**
1012			**360.611.197**	**20.000.000**				**380.611.197**
1056	**48.112.217**							**48.112.217**
Total	**5.229.612.466**	**0**	**2.571.377.415**	**1.672.323.033**	**0**	**0**	**0**	**9.473.312.914**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.607.963.926**
	Atividade								**1.343.181.543**
0032 **2000**	**Administração da Unidade**	12 122							**462.858.360**
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								462.858.360
			F	3-ODC	2	90	8	1000	192.709.290
			F	3-ODC	2	90	8	1012	249.449.067
			F	3-ODC	2	91	8	1000	1
			F	4-INV	2	90	8	1000	700.002
			F	4-INV	2	90	8	1012	20.000.000
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**39.254.276**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								39.254.276
			F	3-ODC	1	90	0	1000	35.380.640
			F	3-ODC	1	90	8	1000	3.873.636
0032 **20RH**	**Gerenciamento das Políticas de Educação**	12 122							**212.913.486**
0032 20RH **0001**	Gerenciamento das Políticas de Educação - **Nacional**								212.913.486
	Unidade apoiada (unidade): 12		F	3-ODC	2	80	8	1000	18.400.790
			F	3-ODC	2	90	8	1000	92.888.487
			F	3-ODC	2	90	8	1012	101.519.209
			F	3-ODC	2	91	8	1000	100.000
			F	4-INV	2	90	8	1000	5.000
0032 **20TP**	**Ativos Civis da União**	12 122							**157.572.187**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								157.572.187
			F	1-PES	1	90	8	1000	157.572.187
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**115.434.689**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								115.434.689
			F	3-ODC	1	90	0	1000	323.388
			F	3-ODC	1	90	8	1000	115.111.301
0032 **212H**	**Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998)**	12 571							**251.358.276**
0032 212H **0001**	Manutenção de Contrato de Gestão com Organizações Sociais (Lei nº 9.637, de 15 de maio de 1998) - **Nacional**								251.358.276
	Projeto apoiado (unidade): 8		F	3-ODC	2	50	8	1000	251.358.276
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**2.780.214**
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal**								2.780.214
	Agente público beneficiado (unidade): 75		F	3-ODC	2	90	8	1000	2.780.214
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**985.707**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional**								985.707
	Servidor capacitado (unidade): 100		F	3-ODC	2	90	8	1000	985.707
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**100.024.348**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								100.024.348
			F	3-ODC	2	90	8	1000	100.024.348
	Operação Especial								**264.782.383**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**246.144.842**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								246.144.842
			S	1-PES	1	90	0	1002	198.032.625
			S	1-PES	1	90	0	1056	48.112.217
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**18.637.541**
0032 09HB **0001**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Nacional**								18.637.541
			F	1-PES	0	91	8	1000	18.637.541

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909	**Operações Especiais: Outros Encargos Especiais**								**227.121**
	Operação Especial								**227.121**
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	12 211							**200.000**
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								200.000
			F	3-ODC	2	80	8	1000	200.000
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**23.168.449**
	Operação Especial								**23.168.449**
0910 **00W9**	**Contribuição Voluntária à Organização dos Estados Ibero-Americanos para a Educação, a Ciência e a Cultura (OEI)**	28 846							**13.901.069**
0910 00W9 **0002**	Contribuição Voluntária à Organização dos Estados Ibero-Americanos para a Educação, a Ciência e a Cultura (OEI) - **Exterior**								13.901.069
			F	3-ODC	2	80	0	1000	13.901.069
0910 **00XL**	**Contribuição voluntária ao Fundo das Nações Unidas para a Infância (UNICEF)**	28 846							**9.267.380**
0910 00XL **0002**	Contribuição voluntária ao Fundo das Nações Unidas para a Infância (UNICEF) - **Exterior**								9.267.380
			F	3-ODC	2	80	0	1000	9.267.380
0999	**Reserva de Contingência**								**4.807.230.775**
	Operação Especial								**4.807.230.775**
0999 **0Z00**	**Reserva de Contingência - Financeira**	99 999							**663.000.446**
0999 0Z00 **6499**	Reserva de Contingência - Financeira - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								663.000.446
			F	1-PES	0	90	8	1000	663.000.446
0999 **0Z01**	**Reserva de Contingência Fiscal - Primária**	99 999							**4.144.230.329**
0999 0Z01 **6499**	Reserva de Contingência Fiscal - Primária - **Recursos para atendimento do art. 169, § 1º, inciso II da Constituição Federal e outras despesas de pessoal e encargos**								4.144.230.329
			F	1-PES	1	90	8	1000	4.144.230.329
5111	**Educação Básica Democrática, com qualidade e equidade**								**907.666.162**
	Atividade								**340.950.917**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**200.000**
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Minas Gerais** Estudante matriculado (unidade): 100								200.000
			F	4-INV	6	99	8	1000	200.000
5111 **20RJ**	**Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica**	12 368							**103.805.135**
5111 20RJ **0001**	Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica - **Nacional** Projeto apoiado (unidade): 181								103.805.135
			F	3-ODC	2	90	8	1000	103.805.134
			F	4-INV	2	90	8	1000	1
5111 **213M**	**Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão**	12 368							**229.957.739**
5111 213M **0001**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - **Nacional** Projeto apoiado (unidade): 10								228.907.739
			F	3-ODC	2	90	8	1000	228.707.739
			F	3-ODC	6	90	8	1000	200.000
5111 213M **0016**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - **No Estado do Amapá** Projeto apoiado (unidade): 2								200.000
			F	3-ODC	6	99	8	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 213M **0032**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - **No Estado do Espírito Santo**								400.000
	Projeto apoiado (unidade): 3		F	3-ODC	6	99	8	1000	400.000
5111 213M **0035**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - **No Estado de São Paulo**								450.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	99	8	1000	450.000
5111 **214V**	**Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos**	12 366							**6.988.043**
5111 214V **0001**	Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos - **Nacional**								6.988.043
	Pessoa beneficiada (unidade): 1.000		F	3-ODC	2	90	8	1000	6.988.043
	Operação Especial								**566.715.245**
5111 **00VI**	**Apoio à Implantação de Escolas em Tempo Integral**	12 368							**18.534.759**
5111 00VI **0001**	Apoio à Implantação de Escolas em Tempo Integral - **Nacional**								18.534.759
	Estudante matriculado (unidade): 3.590		F	3-ODC	2	90	8	1000	18.534.759
5111 **0509**	**Apoio ao Desenvolvimento da Educação Básica**	12 368							**548.180.486**
5111 0509 **0001**	Apoio ao Desenvolvimento da Educação Básica - **Nacional**								548.180.486
	Iniciativa apoiada (unidade): 52		F	3-ODC	2	90	8	1000	537.316.122
			F	3-ODC	2	90	8	1012	9.642.921
			F	4-INV	2	90	8	1000	1.221.443
5112	**Educação Profissional e Tecnológica que Transforma**								**1.153.908.339**
	Atividade								**152.154.778**
5112 **219U**	**Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**94.474.759**
5112 219U **0001**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional**								38.534.759
	Instituição apoiada (unidade): 44		F	3-ODC	2	90	8	1000	34.534.759
			F	4-INV	2	90	8	1000	4.000.000
5112 219U **0029**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia**								26.300.000
	Instituição apoiada (unidade): 3		F	3-ODC	7	90	8	1000	26.300.000
5112 219U **0031**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								4.050.000
	Instituição apoiada (unidade): 51		F	3-ODC	6	90	8	1000	1.550.000
			F	4-INV	6	90	8	1000	2.500.000
5112 219U **0033**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								24.090.000
	Instituição apoiada (unidade): 4		F	3-ODC	7	90	8	1000	15.067.500
			F	4-INV	7	90	8	1000	9.022.500
5112 219U **0035**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de São Paulo**								700.000
	Instituição apoiada (unidade): 10		F	3-ODC	6	99	8	1000	400.000
			F	4-INV	6	99	8	1000	300.000
5112 219U **0043**	Apoio ao Funcionamento e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								800.000
	Instituição apoiada (unidade): 3		F	4-INV	6	90	8	1000	800.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.997.117**
5112 21B3 **0001**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **Nacional**								1.147.117
	Projeto apoiado (unidade): 9		F	3-ODC	2	90	8	1000	817.117
			F	3-ODC	6	99	8	1000	330.000
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								850.000
	Projeto apoiado (unidade): 3		F	3-ODC	6	99	8	1000	725.000
			F	4-INV	6	99	8	1000	125.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 **21B4**	**Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica**	12 363							**55.682.902**
5112 21B4 **0001**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - **Nacional**								54.882.902
	Estudante matriculado (unidade): 26.650		F	3-ODC	2	90	8	1000	54.882.902
5112 21B4 **0042**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - **No Estado de Santa Catarina**								800.000
	Estudante matriculado (unidade): 1.600		F	3-ODC	6	90	8	1000	800.000
	Projeto								**1.001.753.561**
5112 **15R4**	**Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.001.753.561**
5112 15R4 **0001**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional**								853.124.900
	Projeto apoiado (unidade): 434		F	4-INV	2	90	8	1000	166.364.815
			F	4-INV	3	90	8	1000	686.760.084
			F	4-INV	6	99	8	1000	1
5112 15R4 **0031**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								20.300.000
	Projeto apoiado (unidade): 12		F	3-ODC	6	90	8	1000	400.000
			F	3-ODC	6	99	8	1000	1.300.000
			F	3-ODC	7	90	8	1000	18.000.000
			F	4-INV	6	90	8	1000	600.000
5112 15R4 **0033**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								1.400.000
	Projeto apoiado (unidade): 5		F	3-ODC	6	90	8	1000	400.000
			F	4-INV	6	90	8	1000	1.000.000
5112 15R4 **0043**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								26.136.286
	Projeto apoiado (unidade): 100		F	4-INV	7	90	8	1000	26.136.286
5112 15R4 **0052**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás**								1.200.000
	Projeto apoiado (unidade): 4		F	4-INV	6	90	8	1000	1.200.000
5112 15R4 **7012**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Aquisição de Equipamentos - No Estado de Santa Catarina**								14.000.000
	Projeto apoiado (unidade): 20		F	4-INV	7	90	8	1000	14.000.000
5112 15R4 **7013**	Apoio à Expansão, Consolidação, Reestruturação das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Instituto Federal de Educação, Ciência e Tecnologia de Mato Grosso - IFMT - No Município de Cuiabá - MT**								85.592.375
	Projeto apoiado (unidade): 1		F	4-INV	7	90	8	1000	85.592.375
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**973.148.142**
	Atividade								**195.164.967**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**21.442.206**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								4.842.206
	Projeto apoiado (unidade): 84		F	3-ODC	2	90	8	1000	4.842.206
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Pernambuco**								500.000
	Projeto apoiado (unidade): 4		F	3-ODC	6	90	8	1000	500.000
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								1.250.000
	Projeto apoiado (unidade): 4		F	3-ODC	6	99	8	1000	1.250.000
5113 20GK **0033**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio de Janeiro**								11.000.000
	Projeto apoiado (unidade): 2		F	3-ODC	6	90	8	1000	10.000.000
			F	3-ODC	6	99	8	1000	1.000.000
5113 20GK **0035**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de São Paulo**								2.150.000
	Projeto apoiado (unidade): 13		F	3-ODC	6	90	8	1000	2.150.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0053**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Distrito Federal**								1.700.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	8	1000	1.390.000
			F	4-INV	6	99	8	1000	310.000
5113 **219V**	**Apoio ao Funcionamento das Instituições Federais de Educação Superior**	12 364							**146.388.885**
5113 219V **0001**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **Nacional**								24.604.513
	Instituição apoiada (unidade): 73		F	3-ODC	2	90	8	1000	17.251.942
			F	3-ODC	6	90	8	1000	1.050.000
			F	4-INV	2	90	8	1000	5.852.571
			F	4-INV	6	90	8	1000	450.000
5113 219V **0015**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado do Pará**								7.102.000
	Instituição apoiada (unidade): 4		F	3-ODC	7	90	8	1000	5.300.000
			F	4-INV	7	90	8	1000	1.802.000
5113 219V **0029**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado da Bahia**								26.900.000
	Instituição apoiada (unidade): 3		F	3-ODC	7	90	8	1000	26.900.000
5113 219V **0031**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado de Minas Gerais**								5.650.000
	Instituição apoiada (unidade): 18		F	3-ODC	6	90	8	1000	2.650.000
			F	3-ODC	6	99	8	1000	900.000
			F	4-INV	6	90	8	1000	2.100.000
5113 219V **0033**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado do Rio de Janeiro**								35.190.000
	Instituição apoiada (unidade): 5		F	3-ODC	6	99	8	1000	200.000
			F	3-ODC	7	90	8	1000	34.990.000
5113 219V **0035**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado de São Paulo**								2.650.000
	Instituição apoiada (unidade): 104		F	3-ODC	6	90	8	1000	1.600.000
			F	3-ODC	6	99	8	1000	1.000.000
			F	4-INV	6	90	8	1000	50.000
5113 219V **0041**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado do Paraná**								44.292.371
	Instituição apoiada (unidade): 8		F	3-ODC	6	90	8	1000	1
			F	3-ODC	7	90	8	1000	43.792.370
			F	4-INV	6	99	8	1000	500.000
5113 219V **0052**	Apoio ao Funcionamento das Instituições Federais de Educação Superior - **No Estado de Goiás**								1
	Instituição apoiada (unidade): 0		F	3-ODC	6	90	8	1000	1
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**1.000.000**
5113 21D7 **0001**	Apoio à Educação a Distância - **Nacional**								1.000.000
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	360.000
			F	4-INV	2	90	8	1000	640.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**4.497.923**
5113 21GS **0001**	Internacionalização da Educação Superior - **Nacional**								4.497.923
	Projeto apoiado (unidade): 321		F	3-ODC	2	90	8	1000	4.497.923
5113 **21GT**	**Implementação de Ações de Sustentabilidade nas Universidades Federais**	12 364							**6.779.089**
5113 21GT **0001**	Implementação de Ações de Sustentabilidade nas Universidades Federais - **Nacional**								6.779.089
	Projeto apoiado (unidade): 7		F	3-ODC	2	90	8	1000	5.810.647
			F	4-INV	2	90	8	1000	968.442
5113 **21GU**	**Fortalecimento da Educação e da Formação em Saúde**	12 364							**14.062.322**
5113 21GU **0001**	Fortalecimento da Educação e da Formação em Saúde - **Nacional**								14.062.322
	Projeto apoiado (unidade): 45		S	3-ODC	2	90	8	1000	14.062.322
5113 **6344**	**Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior**	12 364							**994.542**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 6344 **0001**	Regulação e Supervisão dos Cursos de Graduação e de Instituições Públicas e Privadas de Ensino Superior - **Nacional**								994.542
	Ato regulatório publicado (unidade): 76		F	3-ODC	2	90	8	1000	929.586
			F	3-ODC	2	91	8	1000	64.956
	Projeto								**677.889.180**
5113 **152X**	**Ampliação e Reestruturação de Instituições Militares de Ensino Superior**	12 364							**7.413.904**
5113 152X **0001**	Ampliação e Reestruturação de Instituições Militares de Ensino Superior - **Nacional**								7.413.904
	Instituição militar de ensino ampliada/modernizada (unidade): 1		F	4-INV	2	90	8	1000	7.413.904
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**599.052.421**
5113 15R3 **0001**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Nacional**								529.187.199
	Projeto apoiado (unidade): 374		F	3-ODC	2	90	8	1000	19.166.667
			F	4-INV	2	90	8	1000	35.933.333
			F	4-INV	3	90	8	1000	473.787.198
			F	4-INV	6	99	8	1000	300.001
5113 15R3 **0023**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Ceará**								7.205.000
	Projeto apoiado (unidade): 1		F	3-ODC	7	90	8	1000	1.000.000
			F	4-INV	7	90	8	1000	6.205.000
5113 15R3 **0026**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Pernambuco**								250.000
	Projeto apoiado (unidade): 1		F	4-INV	6	90	8	1000	250.000
5113 15R3 **0029**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Bahia**								200.000
	Projeto apoiado (unidade): 1		F	4-INV	6	90	8	1000	200.000
5113 15R3 **0031**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								18.000.000
	Projeto apoiado (unidade): 11		F	3-ODC	7	90	8	1000	18.000.000
5113 15R3 **0033**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								200.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	8	1000	200.000
5113 15R3 **0043**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul**								900.100
	Projeto apoiado (unidade): 5		F	3-ODC	6	90	8	1000	400.000
			F	4-INV	6	90	8	1000	500.000
			F	4-INV	6	99	8	1000	100
5113 15R3 **0052**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Goiás**								1.000.100
	Projeto apoiado (unidade): 6		F	4-INV	6	90	8	1000	1.000.000
			F	4-INV	6	99	8	1000	100
5113 15R3 **0054**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Mato Grosso do Sul**								500.000
	Projeto apoiado (unidade): 10		F	4-INV	6	90	8	1000	500.000
5113 15R3 **7006**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Reforma e Requalificação do Teatro do Centro de Convenções da UFPE - No Município de Recife**								4.350.000
	Projeto apoiado (unidade): 1		F	4-INV	7	90	8	1000	4.350.000
5113 15R3 **7009**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - AQUISIÇÃO DE EQUIPAMENTOS - No Estado do Rio Grande do Norte**								14.260.022
	Projeto apoiado (unidade): 2		F	4-INV	7	90	8	1000	14.260.022
5113 15R3 **7010**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **UFMS - No Estado de Mato Grosso do Sul**								23.000.000
	Projeto apoiado (unidade): 3		F	4-INV	7	90	8	1000	23.000.000
5113 **15YS**	**Implantação do Alojamento do ITA**	12 364							**94.414**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26101 MINISTÉRIO DA EDUCAÇÃO - ADMINISTRAÇÃO DIRETA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 15YS **0035**	Implantação do Alojamento do ITA - **No Estado de São Paulo**								94.414
	Alojamento construído (% de execução): 1		F	4-INV	2	90	8	1000	94.414
5113 **165V**	**Apoio a Implementação do ITA Ceará**	12 364							**71.328.441**
5113 165V **0023**	Apoio a Implementação do ITA Ceará - **No Estado do Ceará**								71.328.441
	Projeto apoiado (% de execução): 1		F	4-INV	2	90	8	1000	71.328.441
	Operação Especial								**100.093.995**
5113 **00QC**	**Concessão de Bolsas para Supervisão do Programa Mais Médicos**	12 364							**9.267.380**
5113 00QC **0001**	Concessão de Bolsas para Supervisão do Programa Mais Médicos - **Nacional**								9.267.380
	Bolsa concedida (unidade): 55		S	3-ODC	2	90	8	1000	9.267.380
5113 **00VL**	**Assistência à Moradia de Bolsistas Atuantes em Programas de Residência Médica**	12 364							**3.705**
5113 00VL **0001**	Assistência à Moradia de Bolsistas Atuantes em Programas de Residência Médica - **Nacional**								3.705
	Auxílio concedido (unidade): 1		S	3-ODC	2	90	0	1000	3.705
5113 **0A12**	**Concessão de Bolsa Permanência no Ensino Superior**	12 364							**90.822.910**
5113 0A12 **0001**	Concessão de Bolsa Permanência no Ensino Superior - **Nacional**								90.822.910
	Estudante atendido (unidade): 11.667		F	3-ODC	2	90	0	1000	90.822.910
Total									**9.473.312.914**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26104 INSTITUTO NACIONAL DE EDUCAÇÃO DE SURDOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		159.848.314	161.401.824	160.253.041	186.845.964	185.057.597
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	135.332.391	136.534.756	136.534.756	162.389.626	162.389.626
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	24.515.923	24.854.068	23.705.285	24.429.217	22.640.850
Funcao						
09	PREVIDÊNCIA SOCIAL	61.101.577	61.774.941	61.774.941	70.871.495	70.871.495
12	EDUCAÇÃO	98.746.738	99.613.883	98.465.100	115.947.348	114.158.981
28	ENCARGOS ESPECIAIS	0	13.000	13.000	27.121	27.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	179.957	225.000	225.000	235.000	235.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	61.101.577	61.774.941	61.774.941	70.871.495	70.871.495
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.849.209	7.354.472	7.354.472	8.224.775	8.224.775
367	EDUCAÇÃO ESPECIAL	24.515.923	24.854.068	23.705.285	24.429.217	22.640.850
368	EDUCAÇÃO BÁSICA	56.602.581	56.640.898	56.640.898	71.045.098	71.045.098
846	OUTROS ENCARGOS ESPECIAIS	10.599.068	10.530.845	10.530.845	12.018.779	12.018.779
GND						
1	PESSOAL E ENCARGOS SOCIAIS	128.303.225	128.946.684	128.946.684	153.935.372	153.935.372
3	OUTRAS DESPESAS CORRENTES	27.447.650	29.845.139	28.825.112	31.020.591	29.370.688
4	INVESTIMENTOS	4.097.439	2.610.001	2.481.245	1.890.001	1.751.537

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**83.063.877**		**29.370.688**	**1.751.537**				**114.186.102**
1002	**39.915.414**							**39.915.414**
1056	**30.956.081**							**30.956.081**
Total	**153.935.372**	**0**	**29.370.688**	**1.751.537**	**0**	**0**	**0**	**185.057.597**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26104 INSTITUTO NACIONAL DE EDUCAÇÃO DE SURDOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**162.389.626**
	Atividade								**79.526.473**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.340.844**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.340.844
			F	3-ODC	1	90	0	1000	373.116
			F	3-ODC	1	90	8	1000	967.728
0032 **20TP**	**Ativos Civis da União**	12 368							**71.045.098**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								71.045.098
			F	1-PES	1	90	8	1000	71.045.098
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.883.931**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								6.883.931
			F	3-ODC	1	90	0	1000	102.216
			F	3-ODC	1	90	8	1000	6.781.715
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**235.000**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro** Servidor capacitado (unidade): 290								235.000
			F	3-ODC	2	90	8	1000	235.000
	Operação Especial								**82.863.153**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**70.871.495**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								70.871.495
			S	1-PES	1	90	0	1002	39.915.414
			S	1-PES	1	90	0	1056	30.956.081
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**11.991.658**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								11.991.658
			F	1-PES	0	91	8	1000	11.991.658
0909	**Operações Especiais: Outros Encargos Especiais**								**27.121**
	Operação Especial								**27.121**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**22.640.850**
	Atividade								**22.640.850**
5111 **21CO**	**Funcionamento das Instituições Federais de Educação Especial**	12 367							**22.640.850**
5111 21CO **0033**	Funcionamento das Instituições Federais de Educação Especial - **No Estado do Rio de Janeiro** Estudante matriculado (unidade): 5.276								22.640.850
			F	3-ODC	2	90	8	1000	20.883.313
			F	3-ODC	2	91	8	1000	5.000
			F	3-ODC	6	99	8	1000	1.000
			F	4-INV	2	90	8	1000	1.751.537
Total									**185.057.597**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26105 INSTITUTO BENJAMIN CONSTANT

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		112.174.096	113.547.952	112.434.090	131.230.749	131.301.552
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	87.363.645	88.865.817	88.865.817	105.373.942	105.373.942
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	33.888	48.074	48.074	65.349	65.349
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	24.289.621	23.792.477	22.678.615	25.551.004	25.621.807
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	486.943	841.584	841.584	240.454	240.454
Funcao						
09	PREVIDÊNCIA SOCIAL	37.239.245	38.107.410	38.107.410	43.382.099	43.382.099
12	EDUCAÇÃO	74.900.963	75.392.468	74.278.606	87.783.301	87.854.104
28	ENCARGOS ESPECIAIS	33.888	48.074	48.074	65.349	65.349
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	67.300	78.293	78.293	110.000	110.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	37.239.245	38.107.410	38.107.410	43.382.099	43.382.099
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.312.399	4.554.040	4.554.040	5.167.186	5.167.186
364	ENSINO SUPERIOR	486.943	841.584	841.584	240.454	240.454
367	EDUCAÇÃO ESPECIAL	24.289.621	23.792.477	22.678.615	25.551.004	25.621.807
368	EDUCAÇÃO BÁSICA	39.174.993	39.532.623	39.532.623	49.285.406	49.285.406
846	OUTROS ENCARGOS ESPECIAIS	6.603.596	6.619.925	6.619.925	7.473.000	7.473.000
GND						
1	PESSOAL E ENCARGOS SOCIAIS	82.983.946	84.224.884	84.224.884	100.102.277	100.102.277
3	OUTRAS DESPESAS CORRENTES	27.847.678	25.969.497	25.021.072	28.629.922	28.883.773
4	INVESTIMENTOS	1.342.472	3.353.571	3.188.134	2.498.550	2.315.502

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**56.720.178**		**27.638.173**	**2.315.502**				**86.673.853**
1002	**24.259.485**							**24.259.485**
1050			**1.245.600**					**1.245.600**
1056	**19.122.614**							**19.122.614**
Total	**100.102.277**	**0**	**28.883.773**	**2.315.502**	**0**	**0**	**0**	**131.301.552**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26105 INSTITUTO BENJAMIN CONSTANT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**105.373.942**
	Atividade								**54.584.192**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**893.460**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								893.460
			F	3-ODC	1	90	0	1000	270.888
			F	3-ODC	1	90	8	1000	622.572
0032 **20TP**	**Ativos Civis da União**	12 368							**49.285.406**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								49.285.406
			F	1-PES	1	90	8	1000	49.285.406
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.273.726**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								4.273.726
			F	3-ODC	1	90	0	1000	78.312
			F	3-ODC	1	90	8	1000	4.195.414
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**110.000**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								110.000
	Servidor capacitado (unidade): 68		F	3-ODC	2	90	8	1000	110.000
	Operação Especial								**50.789.750**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**43.382.099**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								43.382.099
			S	1-PES	1	90	0	1002	24.259.485
			S	1-PES	1	90	0	1056	19.122.614
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**7.407.651**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								7.407.651
			F	1-PES	0	91	8	1000	7.407.651
0909	**Operações Especiais: Outros Encargos Especiais**								**65.349**
	Operação Especial								**65.349**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.121
			F	1-PES	1	90	0	1000	14.121
0909 **00X3**	**Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados**	28 846							**13.000**
0909 00X3 **0001**	Compensação Financeira entre o RPPSU e os demais RPPS dos entes federados - **Nacional**								13.000
			S	1-PES	1	90	0	1000	13.000
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**38.228**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								38.228
			S	3-ODC	1	90	0	1000	38.228
5111	**Educação Básica Democrática, com qualidade e equidade**								**25.621.807**
	Atividade								**25.621.807**
5111 **21CO**	**Funcionamento das Instituições Federais de Educação Especial**	12 367							**25.621.807**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26105 INSTITUTO BENJAMIN CONSTANT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 21CO **0033**	Funcionamento das Instituições Federais de Educação Especial - **No Estado do Rio de Janeiro** Estudante matriculado (unidade): 596								25.621.807
			F	3-ODC	2	90	8	1000	20.190.705
			F	3-ODC	2	90	8	1050	1.245.600
			F	3-ODC	2	91	8	1000	20.000
			F	3-ODC	6	90	8	1000	1.650.000
			F	3-ODC	6	99	8	1000	200.000
			F	4-INV	2	90	8	1000	2.315.502
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**240.454**
	Operação Especial								**240.454**
5113 **00P1**	**Concessão de Bolsas de Residência em Saúde**	12 364							**240.454**
5113 00P1 **0033**	Concessão de Bolsas de Residência em Saúde - **No Estado do Rio de Janeiro** Bolsa concedida (unidade): 4								240.454
			S	3-ODC	2	90	8	1000	197.093
			S	3-ODC	2	91	8	1000	43.361
Total									**131.301.552**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26201 COLÉGIO PEDRO II

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		853.789.332	850.499.792	853.510.713	1.012.946.740	1.012.354.325
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	783.025.488	780.476.703	780.476.703	943.103.987	943.103.987
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	78.938	89.438	89.438	92.438	92.438
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	61.841.475	59.535.516	63.058.754	59.350.529	59.518.949
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	8.843.431	10.385.135	9.872.818	10.385.135	9.624.300
Funcao						
09	PREVIDÊNCIA SOCIAL	316.526.947	316.831.151	316.831.151	385.244.664	385.244.664
12	EDUCAÇÃO	537.183.447	533.566.203	536.577.124	627.594.987	627.002.572
28	ENCARGOS ESPECIAIS	78.938	102.438	102.438	107.089	107.089
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	300.000	300.000	300.000	600.000	600.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	316.526.947	316.831.151	316.831.151	385.244.664	385.244.664
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	36.870.933	38.565.373	38.565.373	41.999.833	41.999.833
363	ENSINO PROFISSIONAL	8.843.431	10.385.135	9.872.818	10.385.135	9.624.300
368	EDUCAÇÃO BÁSICA	425.643.204	415.167.551	418.690.789	497.951.281	498.119.701
846	OUTROS ENCARGOS ESPECIAIS	65.604.816	69.250.582	69.250.582	76.765.827	76.765.827
GND						
1	PESSOAL E ENCARGOS SOCIAIS	745.854.555	741.624.330	741.624.330	900.518.805	900.518.805
3	OUTRAS DESPESAS CORRENTES	101.940.901	108.875.462	110.906.383	112.427.935	111.835.520
4	INVESTIMENTOS	5.993.876	0	980.000	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**515.274.141**		**107.557.335**					**622.831.476**
1002	**187.352.582**							**187.352.582**
1050			**4.278.185**					**4.278.185**
1056	**197.892.082**							**197.892.082**
Total	**900.518.805**	**0**	**111.835.520**	**0**	**0**	**0**	**0**	**1.012.354.325**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26201 COLÉGIO PEDRO II

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**943.103.987**
	Atividade								**481.200.585**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.080.262**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								6.080.262
			F	3-ODC	1	90	0	1000	1.840.008
			F	3-ODC	1	90	8	1000	4.240.254
0032 **20TP**	**Ativos Civis da União**	12 368							**438.600.752**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								438.600.752
			F	1-PES	1	90	8	1000	438.600.752
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**35.919.571**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								35.919.571
			F	3-ODC	1	90	0	1000	232.044
			F	3-ODC	1	90	8	1000	35.687.527
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**600.000**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								600.000
	Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	600.000
	Operação Especial								**461.903.402**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**385.244.664**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								385.244.664
			S	1-PES	1	90	0	1002	187.352.582
			S	1-PES	1	90	0	1056	197.892.082
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**76.658.738**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								76.658.738
			F	1-PES	0	91	8	1000	76.658.738
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**92.438**
	Operação Especial								**92.438**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**92.438**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								92.438
			F	3-ODC	2	50	0	1000	92.438
5111	**Educação Básica Democrática, com qualidade e equidade**								**59.518.949**
	Atividade								**59.518.949**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**59.518.949**
5111 20RI **0033**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Rio de Janeiro**								59.518.949
	Estudante matriculado (unidade): 14.778		F	3-ODC	2	90	8	1000	50.997.982
			F	3-ODC	2	90	8	1050	4.278.185
			F	3-ODC	2	91	8	1000	42.782
			F	3-ODC	6	90	8	1000	4.200.000
5112	**Educação Profissional e Tecnológica que Transforma**								**9.624.300**
	Atividade								**9.624.300**
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.115.541**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26201 COLÉGIO PEDRO II

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 21IV **0033**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio de Janeiro**								3.115.541
	Estudante assistido (unidade): 1.557		F	3-ODC	2	90	0	1000	3.115.541
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.508.759**
5112 2994 **0033**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								6.508.759
	Estudante assistido (unidade): 8.000		F	3-ODC	2	90	0	1000	6.508.759
Total									**1.012.354.325**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26230 FUNDAÇÃO UNIVERSIDADE FEDERAL DO VALE DO SÃO FRANCISCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		259.793.567	264.447.454	262.428.195	323.757.371	322.594.682
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	218.105.579	221.155.762	221.155.762	276.879.694	276.879.694
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	38.528	50.000	50.000	47.200	47.200
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	41.649.460	43.228.692	41.209.433	46.815.826	45.653.137
Funcao						
09	PREVIDÊNCIA SOCIAL	5.889.163	6.439.054	6.439.054	7.875.156	7.875.156
12	EDUCAÇÃO	253.865.875	257.945.400	255.926.141	315.820.364	314.657.675
28	ENCARGOS ESPECIAIS	38.528	63.000	63.000	61.851	61.851
Subfuncao						
122	ADMINISTRAÇÃO GERAL	24.316	31.120	31.120	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	288.712	290.000	290.000	290.000	290.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	5.889.163	6.439.054	6.439.054	7.875.156	7.875.156
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	15.326.078	16.824.914	16.824.914	17.246.741	17.246.741
364	ENSINO SUPERIOR	205.077.869	207.963.264	205.944.005	257.151.519	255.988.830
846	OUTROS ENCARGOS ESPECIAIS	33.187.428	32.899.102	32.899.102	41.172.355	41.172.355
GND						
1	PESSOAL E ENCARGOS SOCIAIS	202.466.472	204.022.728	204.022.728	259.336.004	259.336.004
3	OUTRAS DESPESAS CORRENTES	55.844.013	58.124.645	56.209.969	62.175.432	60.108.715
4	INVESTIMENTOS	1.483.081	2.300.081	2.195.498	2.245.935	3.149.963

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**251.460.848**		**59.574.167**	**3.149.963**				**314.184.978**
1050			**534.548**					**534.548**
1056	**7.875.156**							**7.875.156**
Total	**259.336.004**	**0**	**60.108.715**	**3.149.963**	**0**	**0**	**0**	**322.594.682**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26230 FUNDAÇÃO UNIVERSIDADE FEDERAL DO VALE DO SÃO FRANCISCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**276.879.694**
	Atividade								**227.894.034**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.419.352**
0032 2004 **0020**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Nordeste**								3.419.352
			F	3-ODC	1	90	0	1000	108.156
			F	3-ODC	1	90	8	1000	3.311.196
0032 **20TP**	**Ativos Civis da União**	12 364							**210.335.693**
0032 20TP **0020**	Ativos Civis da União - **Na Região Nordeste**								210.335.693
			F	1-PES	1	90	8	1000	210.335.693
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**13.827.389**
0032 212B **0020**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Nordeste**								13.827.389
			F	3-ODC	1	90	0	1000	60.000
			F	3-ODC	1	90	8	1000	13.767.389
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0020**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na Região Nordeste** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**290.000**
0032 4572 **0020**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Na Região Nordeste** Servidor capacitado (unidade): 400								290.000
			F	3-ODC	2	90	8	1000	290.000
	Operação Especial								**48.985.660**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**7.875.156**
0032 0181 **0020**	Aposentadorias e Pensões Civis da União - **Na Região Nordeste**								7.875.156
			S	1-PES	1	90	0	1056	7.875.156
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**41.110.504**
0032 09HB **0020**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Região Nordeste**								41.110.504
			F	1-PES	0	91	8	1000	41.110.504
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0020**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Região Nordeste**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**47.200**
	Operação Especial								**47.200**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**47.200**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								47.200
			F	3-ODC	2	50	0	1000	47.200
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**45.653.137**
	Atividade								**45.653.137**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.973.076**
5113 20GK **0020**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Na Região Nordeste** Projeto apoiado (unidade): 1								973.076
			F	3-ODC	2	90	8	1000	973.076
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Pernambuco** Projeto apoiado (unidade): 1								1.000.000
			F	3-ODC	6	90	8	1000	1.000.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**34.204.046**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26230 FUNDAÇÃO UNIVERSIDADE FEDERAL DO VALE DO SÃO FRANCISCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0020**	Funcionamento de Instituições Federais de Ensino Superior - **Na Região Nordeste** Estudante matriculado (unidade): 11.390								34.204.046
			F	3-ODC	2	90	8	1000	30.302.113
			F	3-ODC	2	90	8	1050	534.548
			F	3-ODC	2	91	8	1000	2.153.357
			F	4-INV	2	90	8	1000	1.214.028
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**85.738**
5113 21D7 **0020**	Apoio à Educação a Distância - **Na Região Nordeste** Projeto apoiado (unidade): 1								85.738
			F	4-INV	2	90	8	1000	85.738
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**22.428**
5113 21GS **0020**	Internacionalização da Educação Superior - **Na Região Nordeste** Projeto apoiado (unidade): 1								22.428
			F	3-ODC	2	90	8	1000	22.428
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**7.567.849**
5113 4002 **0020**	Assistência ao Estudante de Ensino Superior - **Na Região Nordeste** Estudante assistido (unidade): 2.689								7.567.849
			F	3-ODC	2	90	0	1000	7.517.652
			F	4-INV	2	90	0	1000	50.197
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.800.000**
5113 8282 **0020**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Na Região Nordeste** Projeto apoiado (unidade): 1								800.000
			F	4-INV	2	90	8	1000	800.000
5113 8282 **0026**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Pernambuco** Projeto apoiado (unidade): 1								1.000.000
			F	4-INV	6	90	8	1000	1.000.000
Total									**322.594.682**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26231 UNIVERSIDADE FEDERAL DE ALAGOAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.023.580.230	1.035.130.964	1.033.183.433	1.232.285.602	1.235.362.293
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	908.086.899	917.255.708	917.255.708	1.108.124.140	1.108.124.140
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	28.240	42.228	42.228	46.508	46.508
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	86.996	199.500	199.500	174.000	174.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	61.163	74.329	74.329	76.889	76.889
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	1.017.542	1.065.333	1.065.333	950.927	950.927
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	114.299.391	116.493.866	114.546.335	122.913.138	125.989.829
Funcao						
09	PREVIDÊNCIA SOCIAL	290.597.135	289.667.849	289.667.849	347.101.488	347.101.488
12	EDUCAÇÃO	732.867.860	745.221.387	743.273.856	884.963.606	888.040.297
28	ENCARGOS ESPECIAIS	115.235	241.728	241.728	220.508	220.508
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	594.484	600.000	600.000	600.000	600.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	290.597.135	289.667.849	289.667.849	347.101.488	347.101.488
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	46.173.291	48.595.984	48.595.984	52.437.130	52.437.130
363	ENSINO PROFISSIONAL	1.017.542	1.065.333	1.065.333	950.927	950.927
364	ENSINO SUPERIOR	588.060.471	597.653.762	595.706.231	721.354.020	724.430.711
368	EDUCAÇÃO BÁSICA	61.163	74.329	74.329	76.889	76.889
846	OUTROS ENCARGOS ESPECIAIS	97.076.144	97.473.707	97.473.707	109.765.148	109.765.148
GND						
1	PESSOAL E ENCARGOS SOCIAIS	861.319.123	868.072.724	868.072.724	1.055.101.661	1.055.101.661
3	OUTRAS DESPESAS CORRENTES	155.722.882	165.672.233	161.624.702	172.101.961	167.325.176
4	INVESTIMENTOS	6.538.225	1.386.007	3.486.007	5.081.980	12.935.456

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**708.000.173**		**160.892.696**	**10.355.456**				**879.248.325**
1002	**64.315.503**							**64.315.503**
1050			**6.432.480**	**2.500.000**				**8.932.480**
1051				**80.000**				**80.000**
1056	**282.785.985**							**282.785.985**
Total	**1.055.101.661**	**0**	**167.325.176**	**12.935.456**	**0**	**0**	**0**	**1.235.362.293**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26231 UNIVERSIDADE FEDERAL DE ALAGOAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.108.124.140**
	Atividade								**651.478.012**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.408.772**
0032 2004 **0027**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								11.408.772
			F	3-ODC	1	90	0	1000	2.760.012
			F	3-ODC	1	90	8	1000	8.648.760
0032 **20TP**	**Ativos Civis da União**	12 364							**598.440.882**
0032 20TP **0027**	Ativos Civis da União - **No Estado de Alagoas**								598.440.882
			F	1-PES	1	90	8	1000	598.440.882
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**41.028.358**
0032 212B **0027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								41.028.358
			F	3-ODC	1	90	0	1000	316.656
			F	3-ODC	1	90	8	1000	40.711.702
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**600.000**
0032 4572 **0027**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Alagoas**								600.000
	Servidor capacitado (unidade): 650		F	3-ODC	2	90	8	1000	600.000
	Operação Especial								**456.646.128**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**347.101.488**
0032 0181 **0027**	Aposentadorias e Pensões Civis da União - **No Estado de Alagoas**								347.101.488
			S	1-PES	1	90	0	1002	64.315.503
			S	1-PES	1	90	0	1056	282.785.985
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**109.544.640**
0032 09HB **0027**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Alagoas**								109.544.640
			F	1-PES	0	91	8	1000	109.544.640
0909	**Operações Especiais: Outros Encargos Especiais**								**46.508**
	Operação Especial								**46.508**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0027**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Alagoas**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**31.857**
0909 0536 **0027**	Benefícios de Legislação Especial - **No Estado de Alagoas**								31.857
			S	3-ODC	1	90	0	1000	31.857
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**174.000**
	Operação Especial								**174.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**130.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								130.000
			F	3-ODC	2	50	0	1000	130.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**44.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								44.000
			F	3-ODC	2	80	0	1000	44.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**76.889**
	Atividade								**76.889**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**76.889**
5111 20RI **0027**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Alagoas**								76.889
	Estudante matriculado (unidade): 101		F	3-ODC	2	90	8	1000	76.889
5112	**Educação Profissional e Tecnológica que Transforma**								**950.927**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26231 UNIVERSIDADE FEDERAL DE ALAGOAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**950.927**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**641.793**
5112 20RL **0027**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Alagoas**								641.793
	Estudante matriculado (unidade): 228		F	3-ODC	2	90	8	1000	641.793
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**309.134**
5112 2994 **0027**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Alagoas**								309.134
	Estudante assistido (unidade): 63		F	3-ODC	2	90	0	1000	309.134
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**125.989.829**
	Atividade								**125.989.829**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**10.340.642**
5113 20GK **0027**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Alagoas**								10.340.642
	Projeto apoiado (unidade): 33		F	3-ODC	2	90	8	1000	8.340.642
			F	3-ODC	6	90	8	1000	2.000.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**72.611.512**
5113 20RK **0027**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Alagoas**								72.611.512
	Estudante matriculado (unidade): 23.633		F	3-ODC	2	90	8	1000	62.455.387
			F	3-ODC	2	90	8	1050	6.342.355
			F	3-ODC	2	91	8	1000	3.645
			F	3-ODC	2	91	8	1050	90.125
			F	3-ODC	6	90	8	1000	1.000.000
			F	4-INV	2	90	8	1000	140.000
			F	4-INV	2	90	8	1050	2.500.000
			F	4-INV	2	90	8	1051	80.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**62.233**
5113 21D7 **0027**	Apoio à Educação a Distância - **No Estado de Alagoas**								62.233
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	62.233
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**405.228**
5113 21GS **0027**	Internacionalização da Educação Superior - **No Estado de Alagoas**								405.228
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	8	1000	405.228
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**27.733.044**
5113 4002 **0027**	Assistência ao Estudante de Ensino Superior - **No Estado de Alagoas**								27.733.044
	Estudante assistido (unidade): 5.264		F	3-ODC	2	90	0	1000	27.371.066
			F	4-INV	2	90	0	1000	361.978
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**14.837.170**
5113 8282 **0027**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Alagoas**								13.837.170
	Projeto apoiado (unidade): 6		F	3-ODC	2	90	8	1000	4.633.692
			F	3-ODC	6	90	8	1000	350.000
			F	4-INV	2	90	8	1000	1.853.478
			F	4-INV	6	90	8	1000	1.000.000
			F	4-INV	7	90	8	1000	6.000.000
5113 8282 **7400**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Adequação da Fachada de entrada da UFAL - CAMPUS ARAPIRACA - No Estado de Alagoas**								1.000.000
	Projeto apoiado (unidade): 1		F	4-INV	6	90	8	1000	1.000.000
Total									**1.235.362.293**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26232 UNIVERSIDADE FEDERAL DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.950.329.246	1.975.026.699	1.975.084.037	2.404.929.548	2.397.076.293
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.736.924.986	1.758.814.124	1.758.814.124	2.179.303.045	2.179.303.045
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	33.888	48.074	48.074	52.879	52.879
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	155.425	180.118	180.118	186.720	186.720
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	213.214.947	215.984.383	216.041.721	225.386.904	217.533.649
Funcao						
09	PREVIDÊNCIA SOCIAL	704.887.505	704.006.223	704.006.223	860.023.332	860.023.332
12	EDUCAÇÃO	1.245.252.428	1.270.792.284	1.270.849.622	1.544.666.617	1.536.813.362
28	ENCARGOS ESPECIAIS	189.313	228.192	228.192	239.599	239.599
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	472.810	567.907	567.907	588.722	588.722
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	704.887.505	704.006.223	704.006.223	860.023.332	860.023.332
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	74.834.852	81.617.297	81.617.297	83.393.876	83.393.876
364	ENSINO SUPERIOR	1.008.310.635	1.024.779.695	1.024.837.033	1.262.987.185	1.255.133.930
846	OUTROS ENCARGOS ESPECIAIS	161.823.444	164.033.977	164.033.977	197.914.833	197.914.833
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.661.617.324	1.676.620.320	1.676.620.320	2.095.313.498	2.095.313.498
3	OUTRAS DESPESAS CORRENTES	280.717.170	289.889.777	287.668.181	300.427.518	290.828.300
4	INVESTIMENTOS	7.994.752	8.516.602	10.795.536	9.188.532	10.934.495

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.235.290.166**		**270.487.610**	**8.384.671**				**1.514.162.447**
1002	**349.731.036**							**349.731.036**
1050			**20.340.690**	**2.549.824**				**22.890.514**
1056	**510.292.296**							**510.292.296**
Total	**2.095.313.498**	**0**	**290.828.300**	**10.934.495**	**0**	**0**	**0**	**2.397.076.293**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26232 UNIVERSIDADE FEDERAL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.179.303.045**
	Atividade								**1.121.604.479**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**16.357.728**
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								16.357.728
			F	3-ODC	1	90	0	1000	6.836.064
			F	3-ODC	1	90	8	1000	9.521.664
0032 **20TP**	**Ativos Civis da União**	12 364							**1.037.600.281**
0032 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								1.037.600.281
			F	1-PES	1	90	8	1000	1.037.600.281
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**67.036.148**
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								67.036.148
			F	3-ODC	1	90	0	1000	864.132
			F	3-ODC	1	90	8	1000	66.172.016
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**588.722**
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Bahia**								588.722
	Servidor capacitado (unidade): 1.100		F	3-ODC	2	90	8	1000	588.722
	Operação Especial								**1.057.698.566**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**860.023.332**
0032 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								860.023.332
			S	1-PES	1	90	0	1002	349.731.036
			S	1-PES	1	90	0	1056	510.292.296
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**197.675.234**
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								197.675.234
			F	1-PES	0	91	8	1000	197.675.234
0909	**Operações Especiais: Outros Encargos Especiais**								**52.879**
	Operação Especial								**52.879**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**38.228**
0909 0536 **0029**	Benefícios de Legislação Especial - **No Estado da Bahia**								38.228
			S	3-ODC	1	90	0	1000	38.228
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**186.720**
	Operação Especial								**186.720**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**165.790**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								165.790
			F	3-ODC	2	50	0	1000	165.790
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.930**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.930
			F	3-ODC	2	80	0	1000	20.930
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**217.533.649**
	Atividade								**217.533.649**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**15.435.420**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26232 UNIVERSIDADE FEDERAL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0029**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado da Bahia** Projeto apoiado (unidade): 3.811								15.435.420
			F	3-ODC	2	90	8	1000	9.558.921
			F	3-ODC	2	91	8	1000	51.832
			F	3-ODC	6	90	8	1000	3.925.000
			F	4-INV	2	90	8	1000	1.174.667
			F	4-INV	6	90	8	1000	725.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**129.986.801**
5113 20RK **0029**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado da Bahia** Estudante matriculado (unidade): 47.404								129.986.801
			F	3-ODC	2	90	8	1000	101.786.515
			F	3-ODC	2	90	8	1050	19.894.142
			F	3-ODC	2	91	8	1000	721.377
			F	3-ODC	2	91	8	1050	446.548
			F	3-ODC	6	90	8	1000	400.000
			F	4-INV	2	90	8	1000	3.388.395
			F	4-INV	2	90	8	1050	2.549.824
			F	4-INV	6	90	8	1000	800.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**268.911**
5113 21D7 **0029**	Apoio à Educação a Distância - **No Estado da Bahia** Projeto apoiado (unidade): 2								268.911
			F	3-ODC	2	90	8	1000	168.911
			F	4-INV	2	90	8	1000	100.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**716.699**
5113 21GS **0029**	Internacionalização da Educação Superior - **No Estado da Bahia** Projeto apoiado (unidade): 11								716.699
			F	3-ODC	2	90	8	1000	716.699
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**43.488.269**
5113 4002 **0029**	Assistência ao Estudante de Ensino Superior - **No Estado da Bahia** Estudante assistido (unidade): 30.091								43.488.269
			F	3-ODC	2	90	0	1000	43.486.718
			F	3-ODC	2	91	0	1000	1.551
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**27.637.549**
5113 8282 **0029**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Bahia** Projeto apoiado (unidade): 30								27.637.549
			F	3-ODC	2	90	8	1000	25.098.882
			F	3-ODC	2	91	8	1000	42.058
			F	3-ODC	6	99	8	1000	300.000
			F	4-INV	2	90	8	1000	1.496.609
			F	4-INV	6	90	8	1000	700.000
Total									**2.397.076.293**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26233 UNIVERSIDADE FEDERAL DO CEARÁ

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		1.647.138.432	1.679.731.864	1.674.015.629	2.004.415.890	1.992.792.221
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.460.159.640	1.491.340.102	1.491.283.303	1.806.155.307	1.806.155.307
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	75.747	92.396	92.396	98.750	98.750
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	129.083	156.901	156.901	186.472	186.472
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	50.991	53.091	53.091	54.920	54.920
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	186.722.970	188.089.374	182.429.938	197.920.441	186.296.772
Funcao						
09	PREVIDÊNCIA SOCIAL	537.653.332	538.050.850	538.050.850	662.820.612	662.820.612
12	EDUCAÇÃO	1.109.280.270	1.141.431.717	1.135.715.482	1.341.310.056	1.329.686.387
28	ENCARGOS ESPECIAIS	204.830	249.297	249.297	285.222	285.222
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	823.136	1.151.393	1.094.594	921.941	921.941
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	537.653.332	538.050.850	538.050.850	662.820.612	662.820.612
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	65.361.232	73.955.385	73.955.385	72.917.589	72.917.589
364	ENSINO SUPERIOR	891.805.245	920.043.753	914.384.317	1.089.440.067	1.077.816.398
368	EDUCAÇÃO BÁSICA	50.991	53.091	53.091	54.920	54.920
846	OUTROS ENCARGOS ESPECIAIS	151.444.495	146.477.392	146.477.392	178.260.761	178.260.761
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.393.975.272	1.416.246.324	1.416.246.324	1.732.330.428	1.732.330.428
3	OUTRAS DESPESAS CORRENTES	245.804.636	258.603.382	252.985.810	266.541.659	255.079.419
4	INVESTIMENTOS	7.358.524	4.882.158	4.783.495	5.543.803	5.382.374

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**1.069.509.816**		**247.281.718**	**2.683.761**				**1.319.475.295**
1002	**203.382.450**							**203.382.450**
1050			**7.797.701**	**1.900.000**				**9.697.701**
1051				**798.613**				**798.613**
1056	**459.438.162**							**459.438.162**
Total	**1.732.330.428**	**0**	**255.079.419**	**5.382.374**	**0**	**0**	**0**	**1.992.792.221**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26233 UNIVERSIDADE FEDERAL DO CEARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.806.155.307**
	Atividade								**965.359.156**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**14.858.798**
0032 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								14.858.798
			F	3-ODC	1	90	0	1000	4.457.820
			F	3-ODC	1	90	8	1000	10.400.978
0032 **20TP**	**Ativos Civis da União**	12 364							**891.519.626**
0032 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								891.519.626
			F	1-PES	1	90	8	1000	891.519.626
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**58.058.791**
0032 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								58.058.791
			F	3-ODC	1	90	0	1000	829.704
			F	3-ODC	1	90	8	1000	57.229.087
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**921.941**
0032 4572 **0023**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Ceará**								921.941
	Servidor capacitado (unidade): 1.040		F	3-ODC	2	90	8	1000	921.941
	Operação Especial								**840.796.151**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**662.820.612**
0032 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								662.820.612
			S	1-PES	1	90	0	1002	203.382.450
			S	1-PES	1	90	0	1056	459.438.162
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**177.975.539**
0032 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								177.975.539
			F	1-PES	0	91	8	1000	177.975.539
0909	**Operações Especiais: Outros Encargos Especiais**								**98.750**
	Operação Especial								**98.750**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**84.099**
0909 0536 **0023**	Benefícios de Legislação Especial - **No Estado do Ceará**								84.099
			S	3-ODC	1	90	0	1000	84.099
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**186.472**
	Operação Especial								**186.472**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**185.472**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								185.472
			F	3-ODC	2	50	0	1050	185.472
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1050	1.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**54.920**
	Atividade								**54.920**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**54.920**
5111 20RI **0023**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Ceará**								54.920
	Estudante matriculado (unidade): 56		F	3-ODC	2	90	8	1000	54.920
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**186.296.772**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26233 UNIVERSIDADE FEDERAL DO CEARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**186.296.772**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**14.473.886**
5113 20GK **0023**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Ceará**								14.473.886
	Projeto apoiado (unidade): 709		F	3-ODC	2	90	8	1000	10.924.850
			F	3-ODC	2	90	8	1050	1.929.036
			F	4-INV	2	90	8	1000	20.000
			F	4-INV	2	90	8	1050	1.600.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**111.120.055**
5113 20RK **0023**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Ceará**								111.120.055
	Estudante matriculado (unidade): 31.010		F	3-ODC	2	90	8	1000	101.714.686
			F	3-ODC	2	90	8	1050	5.682.193
			F	3-ODC	2	91	8	1000	324.563
			F	3-ODC	6	90	8	1000	2.000.000
			F	4-INV	2	90	8	1000	300.000
			F	4-INV	2	90	8	1050	300.000
			F	4-INV	2	90	8	1051	798.613
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**120.821**
5113 21D7 **0023**	Apoio à Educação a Distância - **No Estado do Ceará**								120.821
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	120.821
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**565.512**
5113 21GS **0023**	Internacionalização da Educação Superior - **No Estado do Ceará**								565.512
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	565.512
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**56.756.450**
5113 4002 **0023**	Assistência ao Estudante de Ensino Superior - **No Estado do Ceará**								56.756.450
	Estudante assistido (unidade): 30.660		F	3-ODC	2	90	0	1000	56.434.716
			F	4-INV	2	90	0	1000	321.734
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**3.260.048**
5113 8282 **0023**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Ceará**								3.260.048
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	1.218.021
			F	4-INV	2	90	8	1000	2.042.027
Total									**1.992.792.221**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26234 UNIVERSIDADE FEDERAL DO ESPÍRITO SANTO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.142.957.662	1.154.413.913	1.212.785.064	1.380.962.488	1.424.892.272
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.000.033.668	1.019.166.443	1.019.166.443	1.243.047.809	1.243.047.809
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	126.041	143.453	143.453	154.247	154.247
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	162.618	285.000	285.000	290.000	290.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	90.607	95.565	95.565	98.857	98.857
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	142.544.727	134.723.452	193.094.603	137.371.575	181.301.359
Funcao						
09	PREVIDÊNCIA SOCIAL	335.581.927	336.608.667	336.608.667	414.513.237	414.513.237
12	EDUCAÇÃO	807.087.076	817.376.793	875.747.944	966.005.004	1.009.934.788
28	ENCARGOS ESPECIAIS	288.659	428.453	428.453	444.247	444.247
Subfuncao						
122	ADMINISTRAÇÃO GERAL	33.603	35.000	35.000	40.000	40.000
128	FORMAÇÃO DE RECURSOS HUMANOS	374.959	530.000	530.000	550.000	550.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	335.581.927	336.608.667	336.608.667	414.513.237	414.513.237
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	49.743.277	55.175.034	55.175.034	56.179.734	56.179.734
364	ENSINO SUPERIOR	683.097.529	687.656.344	746.027.495	815.006.845	858.936.629
368	EDUCAÇÃO BÁSICA	90.607	95.565	95.565	98.857	98.857
846	OUTROS ENCARGOS ESPECIAIS	74.035.760	74.313.303	74.313.303	94.573.815	94.573.815
GND						
1	PESSOAL E ENCARGOS SOCIAIS	949.881.830	963.439.409	963.439.409	1.186.292.726	1.186.292.726
3	OUTRAS DESPESAS CORRENTES	173.630.881	184.966.504	185.737.655	187.406.831	185.586.615
4	INVESTIMENTOS	19.444.951	6.008.000	63.608.000	7.262.931	53.012.931

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**771.779.489**		**169.474.394**	**47.112.931**				**988.366.814**
1002	**171.520.768**							**171.520.768**
1050			**16.112.221**	**5.900.000**				**22.012.221**
1056	**242.992.469**							**242.992.469**
Total	**1.186.292.726**	**0**	**185.586.615**	**53.012.931**	**0**	**0**	**0**	**1.424.892.272**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26234 UNIVERSIDADE FEDERAL DO ESPÍRITO SANTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.243.047.809**
	Atividade								**734.405.004**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**13.116.012**
0032 2004 **0032**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								13.116.012
			F	3-ODC	1	90	0	1000	4.088.892
			F	3-ODC	1	90	8	1000	9.027.120
0032 **20TP**	**Ativos Civis da União**	12 364							**677.635.270**
0032 20TP **0032**	Ativos Civis da União - **No Estado do Espírito Santo**								677.635.270
			F	1-PES	1	90	8	1000	677.635.270
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**43.063.722**
0032 212B **0032**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								43.063.722
			F	3-ODC	1	90	0	1000	771.324
			F	3-ODC	1	90	8	1000	42.292.398
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**40.000**
0032 216H **0032**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Espírito Santo**								40.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	40.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**550.000**
0032 4572 **0032**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Espírito Santo**								550.000
	Servidor capacitado (unidade): 1.200		F	3-ODC	2	90	8	1000	550.000
	Operação Especial								**508.642.805**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**414.513.237**
0032 0181 **0032**	Aposentadorias e Pensões Civis da União - **No Estado do Espírito Santo**								414.513.237
			S	1-PES	1	90	0	1002	171.520.768
			S	1-PES	1	90	0	1056	242.992.469
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**94.129.568**
0032 09HB **0032**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Espírito Santo**								94.129.568
			F	1-PES	0	91	8	1000	94.129.568
0909	**Operações Especiais: Outros Encargos Especiais**								**154.247**
	Operação Especial								**154.247**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0032**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Espírito Santo**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**139.596**
0909 0536 **0032**	Benefícios de Legislação Especial - **No Estado do Espírito Santo**								139.596
			S	3-ODC	1	90	0	1000	139.596
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**290.000**
	Operação Especial								**290.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**190.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								190.000
			F	3-ODC	2	50	0	1000	160.000
			F	3-ODC	2	50	0	1050	30.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**100.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								100.000
			F	3-ODC	2	80	0	1000	70.000
			F	3-ODC	2	80	0	1050	30.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**98.857**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26234 UNIVERSIDADE FEDERAL DO ESPÍRITO SANTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**98.857**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**98.857**
5111 20RI **0032**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Espírito Santo** Estudante matriculado (unidade): 130								98.857
			F	3-ODC	2	90	8	1000	58.857
			F	4-INV	2	90	8	1000	40.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**181.301.359**
	Atividade								**181.301.359**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**17.766.001**
5113 20GK **0032**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Espírito Santo** Projeto apoiado (unidade): 86								17.766.001
			F	3-ODC	2	90	8	1000	8.665.001
			F	3-ODC	2	90	8	1050	7.200.000
			F	4-INV	2	90	8	1000	1.000
			F	4-INV	2	90	8	1050	1.900.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**88.359.557**
5113 20RK **0032**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Espírito Santo** Estudante matriculado (unidade): 22.000								88.359.557
			F	3-ODC	2	90	8	1000	74.867.336
			F	3-ODC	2	90	8	1050	8.692.221
			F	4-INV	2	90	8	1000	800.000
			F	4-INV	2	90	8	1050	4.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**121.931**
5113 21D7 **0032**	Apoio à Educação a Distância - **No Estado do Espírito Santo** Projeto apoiado (unidade): 10								121.931
			F	3-ODC	2	90	8	1000	100.000
			F	4-INV	2	90	8	1000	21.931
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**588.582**
5113 21GS **0032**	Internacionalização da Educação Superior - **No Estado do Espírito Santo** Projeto apoiado (unidade): 6								588.582
			F	3-ODC	2	90	8	1000	428.582
			F	3-ODC	2	90	8	1050	160.000
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**21.715.288**
5113 4002 **0032**	Assistência ao Estudante de Ensino Superior - **No Estado do Espírito Santo** Estudante assistido (unidade): 5.000								21.715.288
			F	3-ODC	2	90	0	1000	21.715.288
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**52.750.000**
5113 8282 **0032**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Espírito Santo** Projeto apoiado (unidade): 316								52.750.000
			F	3-ODC	7	90	8	1000	6.500.000
			F	4-INV	2	90	8	1000	500.000
			F	4-INV	7	90	8	1000	45.750.000
Total									**1.424.892.272**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26235 UNIVERSIDADE FEDERAL DE GOIÁS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.413.254.310	1.407.940.522	1.404.945.923	1.712.518.089	1.707.155.073
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.270.103.621	1.271.003.297	1.271.003.297	1.559.506.539	1.559.506.539
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	19.769	33.460	33.460	41.505	41.505
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	236.757	272.995	272.995	286.961	286.961
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	682.741	711.434	711.434	735.933	735.933
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	142.211.422	135.919.336	132.924.737	151.947.151	146.584.135
Funcao						
09	PREVIDÊNCIA SOCIAL	466.188.046	467.173.271	467.173.271	581.194.411	581.194.411
12	EDUCAÇÃO	946.809.739	940.460.796	937.466.197	1.130.995.212	1.125.632.196
28	ENCARGOS ESPECIAIS	256.526	306.455	306.455	328.466	328.466
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	36.000	36.000
128	FORMAÇÃO DE RECURSOS HUMANOS	150.000	200.000	200.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	466.188.046	467.173.271	467.173.271	581.194.411	581.194.411
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	58.736.864	64.682.738	64.682.738	66.238.451	66.238.451
364	ENSINO SUPERIOR	761.389.422	748.215.463	745.220.864	910.678.879	905.315.863
368	EDUCAÇÃO BÁSICA	682.741	711.434	711.434	735.933	735.933
846	OUTROS ENCARGOS ESPECIAIS	126.107.237	126.957.616	126.957.616	153.434.415	153.434.415
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.211.216.757	1.206.133.559	1.206.133.559	1.493.046.739	1.493.046.739
3	OUTRAS DESPESAS CORRENTES	189.684.186	192.291.773	188.543.833	208.963.864	202.367.158
4	INVESTIMENTOS	12.353.366	9.515.190	10.268.531	10.507.486	11.741.176

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**911.852.328**		**183.259.811**	**6.741.176**				**1.101.853.315**
1002	**185.956.300**							**185.956.300**
1050			**19.107.347**	**5.000.000**				**24.107.347**
1056	**395.238.111**							**395.238.111**
Total	**1.493.046.739**	**0**	**202.367.158**	**11.741.176**	**0**	**0**	**0**	**1.707.155.073**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26235 UNIVERSIDADE FEDERAL DE GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.559.506.539**
	Atividade								**825.206.179**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**18.124.896**
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								18.124.896
			F	3-ODC	1	90	0	1000	7.768.908
			F	3-ODC	1	90	8	1000	10.355.988
0032 **20TP**	**Ativos Civis da União**	12 364							**758.731.728**
0032 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								758.731.728
			F	1-PES	1	90	8	1000	758.731.728
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**48.113.555**
0032 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								48.113.555
			F	3-ODC	1	90	0	1000	586.140
			F	3-ODC	1	90	8	1000	47.527.415
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**36.000**
0032 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Goiás**								36.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	36.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0052**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Goiás**								200.000
	Servidor capacitado (unidade): 1.000		F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**734.300.360**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**581.194.411**
0032 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								581.194.411
			S	1-PES	1	90	0	1002	185.956.300
			S	1-PES	1	90	0	1056	395.238.111
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**153.105.949**
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								153.105.949
			F	1-PES	0	91	8	1000	153.105.949
0909	**Operações Especiais: Outros Encargos Especiais**								**41.505**
	Operação Especial								**41.505**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**26.854**
0909 0536 **0052**	Benefícios de Legislação Especial - **No Estado de Goiás**								26.854
			S	3-ODC	1	90	0	1000	26.854
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**286.961**
	Operação Especial								**286.961**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**149.961**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								149.961
			F	3-ODC	2	50	0	1000	147.961
			F	3-ODC	2	50	0	1050	2.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**137.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								137.000
			F	3-ODC	2	80	0	1000	137.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**735.933**
	Atividade								**735.933**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26235 UNIVERSIDADE FEDERAL DE GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**735.933**
5111 20RI **0052**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Goiás**								735.933
	Estudante matriculado (unidade): 780		F	3-ODC	2	90	8	1000	588.447
			F	4-INV	2	90	8	1000	147.486
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**146.584.135**
	Atividade								**146.584.135**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**17.028.866**
5113 20GK **0052**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Goiás**								17.028.866
	Projeto apoiado (unidade): 53		F	3-ODC	2	90	8	1000	11.120.855
			F	3-ODC	2	90	8	1050	5.000.000
			F	3-ODC	6	99	8	1000	908.011
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**93.827.222**
5113 20RK **0052**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Goiás**								93.827.222
	Estudante matriculado (unidade): 22.032		F	3-ODC	2	90	8	1000	71.280.802
			F	3-ODC	2	90	8	1050	13.305.347
			F	3-ODC	2	91	8	1000	241.073
			F	3-ODC	2	91	8	1050	800.000
			F	3-ODC	6	99	8	1000	1.400.000
			F	4-INV	2	90	8	1000	200.000
			F	4-INV	2	90	8	1050	5.000.000
			F	4-INV	6	90	8	1000	1.000.000
			F	4-INV	6	99	8	1000	600.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**20.979**
5113 21D7 **0052**	Apoio à Educação a Distância - **No Estado de Goiás**								20.979
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	20.979
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**673.709**
5113 21GS **0052**	Internacionalização da Educação Superior - **No Estado de Goiás**								673.709
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	673.709
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**30.399.669**
5113 4002 **0052**	Assistência ao Estudante de Ensino Superior - **No Estado de Goiás**								30.399.669
	Estudante assistido (unidade): 19.500		F	3-ODC	2	90	0	1000	30.239.669
			F	4-INV	2	90	0	1000	160.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**4.633.690**
5113 8282 **0052**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Goiás**								4.633.690
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	4.633.690
Total									**1.707.155.073**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26236 UNIVERSIDADE FEDERAL FLUMINENSE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.495.481.946	2.533.643.896	2.557.135.097	3.024.081.609	3.042.382.386
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.253.456.862	2.296.473.751	2.296.473.751	2.778.786.138	2.778.786.138
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	197.679	217.597	217.597	237.647	237.647
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	149.366	193.980	193.980	208.588	208.588
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	369.232	387.573	387.573	406.411	406.411
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	241.308.808	236.370.995	259.862.196	244.442.825	262.743.602
Funcao						
09	PREVIDÊNCIA SOCIAL	901.903.880	908.482.074	908.482.074	1.125.353.389	1.125.353.389
12	EDUCAÇÃO	1.593.231.021	1.624.750.245	1.648.241.446	1.898.281.985	1.916.582.762
28	ENCARGOS ESPECIAIS	347.044	411.577	411.577	446.235	446.235
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	36.000	36.000	36.241	36.241
128	FORMAÇÃO DE RECURSOS HUMANOS	791.311	792.000	792.000	792.473	792.473
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	901.903.880	908.482.074	908.482.074	1.125.353.389	1.125.353.389
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	92.997.844	101.198.689	101.198.689	104.073.498	104.073.498
364	ENSINO SUPERIOR	1.282.089.592	1.269.928.971	1.293.420.172	1.533.837.971	1.552.138.748
368	EDUCAÇÃO BÁSICA	369.232	387.573	387.573	406.411	406.411
846	OUTROS ENCARGOS ESPECIAIS	217.330.087	252.818.589	252.818.589	259.581.626	259.581.626
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.159.667.708	2.194.460.062	2.194.460.062	2.673.898.577	2.673.898.577
3	OUTRAS DESPESAS CORRENTES	324.906.378	327.837.455	346.863.417	340.363.396	352.683.786
4	INVESTIMENTOS	10.907.860	11.346.379	15.811.618	9.819.636	15.800.023

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.548.545.188**		**319.852.661**	**13.704.419**				**1.882.102.268**
1002	**456.403.664**							**456.403.664**
1050			**32.831.125**	**2.095.604**				**34.926.729**
1056	**668.949.725**							**668.949.725**
Total	**2.673.898.577**	**0**	**352.683.786**	**15.800.023**	**0**	**0**	**0**	**3.042.382.386**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26236 UNIVERSIDADE FEDERAL FLUMINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.778.786.138**
	Atividade								**1.394.297.358**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**17.201.304**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								17.201.304
			F	3-ODC	1	90	0	1000	5.653.188
			F	3-ODC	1	90	8	1000	11.548.116
0032 **20TP**	**Ativos Civis da União**	12 364							**1.289.395.146**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								1.289.395.146
			F	1-PES	1	90	8	1000	1.289.395.146
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**86.872.194**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								86.872.194
			F	3-ODC	1	90	0	1000	551.160
			F	3-ODC	1	90	8	1000	86.321.034
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**36.241**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								36.241
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	36.241
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**792.473**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								792.473
	Servidor capacitado (unidade): 820		F	3-ODC	2	90	8	1000	792.473
	Operação Especial								**1.384.488.780**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.125.353.389**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								1.125.353.389
			S	1-PES	1	90	0	1002	456.403.664
			S	1-PES	1	90	0	1056	668.949.725
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**259.135.391**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								259.135.391
			F	1-PES	0	91	8	1000	259.135.391
0909	**Operações Especiais: Outros Encargos Especiais**								**237.647**
	Operação Especial								**237.647**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**222.996**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								222.996
			S	3-ODC	1	90	0	1000	222.996
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**208.588**
	Operação Especial								**208.588**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**125.500**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								125.500
			F	3-ODC	2	50	0	1000	125.500
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**83.088**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								83.088
			F	3-ODC	2	80	0	1000	83.088
5111	**Educação Básica Democrática, com qualidade e equidade**								**406.411**
	Atividade								**406.411**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26236 UNIVERSIDADE FEDERAL FLUMINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**406.411**
5111 20RI **0033**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Rio de Janeiro** Estudante matriculado (unidade): 452								406.411
			F	3-ODC	2	90	8	1000	243.847
			F	4-INV	2	90	8	1000	162.564
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**262.743.602**
	Atividade								**262.743.602**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**38.830.171**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional** Projeto apoiado (unidade): 400.104								1.500.000
			F	3-ODC	6	90	8	1000	800.000
			F	3-ODC	6	99	8	1000	700.000
5113 20GK **0033**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 197								36.830.171
			F	3-ODC	2	90	8	1000	15.330.171
			F	3-ODC	6	90	8	1000	6.450.000
			F	3-ODC	6	99	8	1000	15.050.000
5113 20GK **3365**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de Volta Redonda - RJ** Projeto apoiado (unidade): 1								500.000
			F	3-ODC	6	90	8	1000	500.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**154.756.972**
5113 20RK **0001**	Funcionamento de Instituições Federais de Ensino Superior - **Nacional** Estudante matriculado (unidade): 8								200.000
			F	4-INV	6	99	8	1000	200.000
5113 20RK **0033**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro** Estudante matriculado (unidade): 99.513								153.056.972
			F	3-ODC	2	90	8	1000	111.280.428
			F	3-ODC	2	90	8	1050	32.831.125
			F	3-ODC	2	91	8	1000	349.267
			F	3-ODC	6	90	8	1000	2.300.000
			F	4-INV	2	90	8	1000	3.300.548
			F	4-INV	2	90	8	1050	2.095.604
			F	4-INV	6	90	8	1000	900.000
5113 20RK **3343**	Funcionamento de Instituições Federais de Ensino Superior - **No Município de Santo Antônio de Pádua - RJ** Estudante matriculado (unidade): 35								500.000
			F	3-ODC	6	90	8	1000	150.000
			F	4-INV	6	90	8	1000	350.000
5113 20RK **7338**	Funcionamento de Instituições Federais de Ensino Superior - **Campus Petrópolis - No Estado do Rio de Janeiro** Estudante matriculado (unidade): 70								1.000.000
			F	4-INV	6	90	8	1000	1.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**1.335.258**
5113 21D7 **0033**	Apoio à Educação a Distância - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 1								1.335.258
			F	3-ODC	2	90	8	1000	1.335.258
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**142.215**
5113 21GS **0033**	Internacionalização da Educação Superior - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 1								142.215
			F	3-ODC	2	90	8	1000	142.215
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**41.073.922**
5113 4002 **0033**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio de Janeiro** Estudante assistido (unidade): 22.370								41.073.922
			F	3-ODC	2	90	0	1000	40.073.922
			F	3-ODC	6	90	0	1000	1.000.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**26.605.064**
5113 8282 **0033**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 19								22.585.709
			F	3-ODC	2	90	8	1000	18.683.757
			F	3-ODC	6	90	8	1000	130.000
			F	4-INV	2	90	8	1000	3.706.952
			F	4-INV	6	90	8	1000	65.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26236 UNIVERSIDADE FEDERAL FLUMINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 8282 **7396**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Construção de Restaurante, Salas e Auditório na UFF - No Estado do Rio de Janeiro**								4.019.355
	Projeto apoiado (unidade): 1		F	4-INV	7	90	8	1000	4.019.355
Total									**3.042.382.386**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26237 UNIVERSIDADE FEDERAL DE JUIZ DE FORA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.249.095.145	1.294.198.087	1.290.357.779	1.544.056.243	1.535.054.812
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	917.544.899	937.197.046	937.109.177	1.150.270.819	1.150.140.341
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	140.445	146.325	146.325	196.758	196.758
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	989.231	1.029.987	979.177	1.065.456	987.399
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	330.420.570	355.811.729	352.110.100	392.508.559	383.715.663
Funcao						
09	PREVIDÊNCIA SOCIAL	274.028.900	274.713.562	274.713.562	339.918.031	339.918.031
12	EDUCAÇÃO	974.925.800	1.019.325.200	1.015.484.892	1.203.926.803	1.194.925.372
28	ENCARGOS ESPECIAIS	140.445	159.325	159.325	211.409	211.409
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	1.781.200	1.781.200	1.693.331	1.781.000	1.650.522
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	274.028.900	274.713.562	274.713.562	339.918.031	339.918.031
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	50.109.408	55.719.216	55.719.216	58.190.771	58.190.771
364	ENSINO SUPERIOR	822.327.381	860.632.631	856.931.002	1.021.690.536	1.012.897.640
368	EDUCAÇÃO BÁSICA	989.231	1.029.987	979.177	1.065.456	987.399
846	OUTROS ENCARGOS ESPECIAIS	99.859.026	100.321.491	100.321.491	121.410.449	121.410.449
GND						
1	PESSOAL E ENCARGOS SOCIAIS	865.654.292	879.709.630	879.709.630	1.090.313.699	1.090.313.699
3	OUTRAS DESPESAS CORRENTES	375.504.315	408.088.457	403.604.149	445.157.657	436.156.226
4	INVESTIMENTOS	7.936.539	6.400.000	7.044.000	8.584.887	8.584.887

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**750.395.668**		**172.490.157**					**922.885.825**
1002	**27.046.586**							**27.046.586**
1050			**263.666.069**	**8.584.887**				**272.250.956**
1056	**312.871.445**							**312.871.445**
Total	**1.090.313.699**	**0**	**436.156.226**	**8.584.887**	**0**	**0**	**0**	**1.535.054.812**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26237 UNIVERSIDADE FEDERAL DE JUIZ DE FORA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.150.140.341**
	Atividade								**689.023.270**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**17.748.060**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								17.748.060
			F	3-ODC	1	90	0	1000	5.213.352
			F	3-ODC	1	90	8	1000	12.534.708
0032 **20TP**	**Ativos Civis da União**	12 364							**629.181.977**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								629.181.977
			F	1-PES	1	90	8	1000	629.181.977
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**40.442.711**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								40.442.711
			F	3-ODC	1	90	0	1000	156.840
			F	3-ODC	1	90	8	1000	40.285.871
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.650.522**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								1.650.522
	Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	1.650.522
	Operação Especial								**461.117.071**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**339.918.031**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								339.918.031
			S	1-PES	1	90	0	1002	27.046.586
			S	1-PES	1	90	0	1056	312.871.445
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**121.199.040**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								121.199.040
			F	1-PES	0	91	8	1000	121.199.040
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**196.758**
	Operação Especial								**196.758**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**180.433**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								180.433
			F	3-ODC	2	50	0	1000	180.433
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**16.325**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								16.325
			F	3-ODC	2	80	0	1000	16.325
5111	**Educação Básica Democrática, com qualidade e equidade**								**987.399**
	Atividade								**987.399**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**987.399**
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Minas Gerais**								987.399
	Estudante matriculado (unidade): 1.100		F	3-ODC	2	90	8	1000	987.399
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**383.715.663**
	Atividade								**377.900.663**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**152.795.041**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26237 UNIVERSIDADE FEDERAL DE JUIZ DE FORA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais** Projeto apoiado (unidade): 1.160								152.795.041
			F	3-ODC	2	50	8	1050	97.475.285
			F	3-ODC	2	90	8	1000	17.412.699
			F	3-ODC	2	90	8	1050	37.907.057
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**195.164.273**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais** Estudante matriculado (unidade): 22.500								195.164.273
			F	3-ODC	2	90	8	1000	66.880.546
			F	3-ODC	2	90	8	1050	126.973.665
			F	3-ODC	2	91	8	1050	1.310.062
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**158.140**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais** Projeto apoiado (unidade): 1								158.140
			F	3-ODC	2	90	8	1000	158.140
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**79.709**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais** Projeto apoiado (unidade): 3								79.709
			F	3-ODC	2	90	8	1000	79.709
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**19.365.634**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais** Estudante assistido (unidade): 5.000								19.365.634
			F	3-ODC	2	90	0	1000	19.365.634
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**10.337.866**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais** Projeto apoiado (unidade): 10								10.337.866
			F	3-ODC	2	90	8	1000	7.567.979
			F	4-INV	2	90	8	1050	2.769.887
	Projeto								**5.815.000**
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**5.815.000**
5113 15R3 **0031**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais** Projeto apoiado (unidade): 1								5.815.000
			F	4-INV	2	90	8	1050	5.815.000
Total									**1.535.054.812**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26238 UNIVERSIDADE FEDERAL DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.489.561.965	2.517.405.216	2.510.329.556	3.014.178.156	3.001.126.594
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.193.093.511	2.234.945.395	2.234.945.395	2.719.072.645	2.719.072.645
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	233.076	259.097	259.097	283.373	283.373
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	274.545	550.000	550.000	568.000	568.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	509.913	530.921	530.921	545.204	545.204
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	3.845.443	3.962.567	3.781.777	4.621.549	4.301.254
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	291.605.477	277.157.236	270.262.366	289.087.385	276.356.118
Funcao						
09	PREVIDÊNCIA SOCIAL	903.929.309	909.573.132	909.573.132	1.113.665.048	1.113.665.048
12	EDUCAÇÃO	1.585.125.035	1.607.022.987	1.599.947.327	1.899.661.735	1.886.610.173
28	ENCARGOS ESPECIAIS	507.621	809.097	809.097	851.373	851.373
Subfuncao						
122	ADMINISTRAÇÃO GERAL	180.218	130.000	130.000	100.000	100.000
128	FORMAÇÃO DE RECURSOS HUMANOS	500.000	500.000	500.000	500.000	500.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	903.929.309	909.573.132	909.573.132	1.113.665.048	1.113.665.048
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	104.216.060	113.236.483	113.236.483	116.159.904	116.159.904
363	ENSINO PROFISSIONAL	3.845.443	3.962.567	3.781.777	4.621.549	4.301.254
364	ENSINO SUPERIOR	1.271.333.716	1.283.052.364	1.276.157.494	1.528.029.233	1.515.297.966
368	EDUCAÇÃO BÁSICA	509.913	530.921	530.921	545.204	545.204
846	OUTROS ENCARGOS ESPECIAIS	205.047.306	206.419.749	206.419.749	250.557.218	250.557.218
GND						
1	PESSOAL E ENCARGOS SOCIAIS	2.088.197.233	2.121.091.912	2.121.091.912	2.602.327.392	2.602.327.392
3	OUTRAS DESPESAS CORRENTES	385.078.301	394.898.124	385.772.463	410.432.788	397.281.226
4	INVESTIMENTOS	16.286.431	1.415.180	3.465.181	1.417.976	1.517.976

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.488.662.344**		**364.345.256**	**1.017.976**				**1.854.025.576**
1002	**469.057.395**							**469.057.395**
1050			**32.935.970**	**500.000**				**33.435.970**
1056	**644.607.653**							**644.607.653**
Total	**2.602.327.392**	**0**	**397.281.226**	**1.517.976**	**0**	**0**	**0**	**3.001.126.594**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26238 UNIVERSIDADE FEDERAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.719.072.645**
	Atividade								**1.355.701.752**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**29.215.932**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								29.215.932
			F	3-ODC	1	90	0	1000	12.587.820
			F	3-ODC	1	90	8	1000	16.628.112
0032 **20TP**	**Ativos Civis da União**	12 364							**1.238.941.848**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								1.238.941.848
			F	1-PES	1	90	8	1000	1.238.941.848
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**86.943.972**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								86.943.972
			F	3-ODC	1	90	0	1000	485.040
			F	3-ODC	1	90	8	1000	86.458.932
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**100.000**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								100.000
	Agente público beneficiado (unidade): 13		F	3-ODC	2	90	8	1050	100.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**500.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								500.000
	Servidor capacitado (unidade): 526		F	3-ODC	2	90	8	1050	500.000
	Operação Especial								**1.363.370.893**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.113.665.048**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								1.113.665.048
			S	1-PES	1	90	0	1002	469.057.395
			S	1-PES	1	90	0	1056	644.607.653
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**249.705.845**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								249.705.845
			F	1-PES	0	91	8	1000	249.705.845
0909	**Operações Especiais: Outros Encargos Especiais**								**283.373**
	Operação Especial								**283.373**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**268.722**
0909 0536 **0031**	Benefícios de Legislação Especial - **No Estado de Minas Gerais**								268.722
			S	3-ODC	1	90	0	1000	268.722
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**568.000**
	Operação Especial								**568.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**318.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								318.000
			F	3-ODC	2	50	0	1000	18.000
			F	3-ODC	2	50	0	1050	300.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**250.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								250.000
			F	3-ODC	2	80	0	1050	250.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**545.204**
	Atividade								**545.204**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26238 UNIVERSIDADE FEDERAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**545.204**
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Minas Gerais**								545.204
	Estudante matriculado (unidade): 449		F	3-ODC	2	90	8	1000	515.204
			F	4-INV	2	90	8	1000	30.000
5112	**Educação Profissional e Tecnológica que Transforma**								**4.301.254**
	Atividade								**4.301.254**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.206.182**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								3.206.182
	Estudante matriculado (unidade): 691		F	3-ODC	2	50	8	1000	24.617
			F	3-ODC	2	90	8	1000	2.956.565
			F	4-INV	2	90	8	1000	225.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.095.072**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								1.095.072
	Estudante assistido (unidade): 155		F	3-ODC	2	50	0	1000	1.095.072
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**276.356.118**
	Atividade								**276.356.118**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**11.360.428**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								700.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	90	8	1000	700.000
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								9.960.428
	Projeto apoiado (unidade): 2		F	3-ODC	2	50	8	1000	1.853.476
			F	3-ODC	2	90	8	1000	3.706.952
			F	3-ODC	6	90	8	1000	2.000.000
			F	3-ODC	6	99	8	1000	2.400.000
5113 20GK **2408**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de Belo Horizonte - MG**								700.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	90	8	1000	700.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**222.472.535**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								222.472.535
	Estudante matriculado (unidade): 34.421		F	3-ODC	2	50	8	1000	4.248.774
			F	3-ODC	2	50	8	1050	1.245.447
			F	3-ODC	2	90	8	1000	184.283.350
			F	3-ODC	2	90	8	1050	30.361.255
			F	3-ODC	2	91	8	1000	1.204.441
			F	3-ODC	2	91	8	1050	179.268
			F	4-INV	2	90	8	1000	450.000
			F	4-INV	2	90	8	1050	500.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**8.991**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								8.991
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	8.991
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**129.760**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								129.760
	Projeto apoiado (unidade): 16		F	3-ODC	2	90	8	1000	116.784
			F	4-INV	2	90	8	1000	12.976
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**42.234.404**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								42.234.404
	Estudante assistido (unidade): 8.241		F	3-ODC	2	50	0	1000	41.585.975
			F	3-ODC	2	90	0	1000	498.429
			F	4-INV	2	50	0	1000	150.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26238 UNIVERSIDADE FEDERAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**150.000**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais** Projeto apoiado (unidade): 3								150.000
			F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	99	8	1000	100.000
Total									**3.001.126.594**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26239 UNIVERSIDADE FEDERAL DO PARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.704.401.698	1.734.006.227	1.723.775.178	2.082.891.130	2.066.952.407
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.478.009.171	1.501.758.204	1.501.758.204	1.845.632.276	1.845.617.983
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	219.253	220.000	220.000	220.000	220.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	1.074.688	1.178.646	1.178.646	1.197.265	1.197.265
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	2.852.822	2.985.246	2.899.804	3.186.675	3.038.752
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	222.245.765	227.851.131	217.705.524	232.640.263	216.863.756
Funcao						
09	PREVIDÊNCIA SOCIAL	439.849.206	440.046.849	440.046.849	543.436.018	543.436.018
12	EDUCAÇÃO	1.264.333.239	1.293.726.378	1.283.495.329	1.539.220.461	1.523.281.738
28	ENCARGOS ESPECIAIS	219.253	233.000	233.000	234.651	234.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	8.506	21.000	21.000	60.000	60.000
128	FORMAÇÃO DE RECURSOS HUMANOS	853.489	888.000	888.000	1.163.103	1.148.810
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	439.849.206	440.046.849	440.046.849	543.436.018	543.436.018
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	67.535.284	75.401.511	75.401.511	77.451.103	77.451.103
363	ENSINO PROFISSIONAL	2.852.822	2.985.246	2.899.804	3.186.675	3.038.752
364	ENSINO SUPERIOR	1.024.684.330	1.044.100.889	1.033.955.282	1.251.893.407	1.236.116.900
368	EDUCAÇÃO BÁSICA	1.074.688	1.178.646	1.178.646	1.197.265	1.197.265
846	OUTROS ENCARGOS ESPECIAIS	167.543.372	169.384.086	169.384.086	204.503.559	204.503.559
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.409.611.891	1.425.460.693	1.425.460.693	1.766.972.721	1.766.972.721
3	OUTRAS DESPESAS CORRENTES	285.020.555	292.154.524	282.515.456	300.325.409	285.265.831
4	INVESTIMENTOS	9.769.252	16.391.010	15.799.029	15.593.000	14.713.855

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.223.536.703**		**271.410.340**	**11.713.855**				**1.506.660.898**
1002	**16.122.364**							**16.122.364**
1050			**13.310.258**	**3.000.000**				**16.310.258**
1056	**527.313.654**							**527.313.654**
1081			**545.233**					**545.233**
Total	**1.766.972.721**	**0**	**285.265.831**	**14.713.855**	**0**	**0**	**0**	**2.066.952.407**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26239 UNIVERSIDADE FEDERAL DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.845.617.983**
	Atividade								**1.097.913.057**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.766.372**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								11.766.372
			F	3-ODC	1	90	0	1000	2.474.304
			F	3-ODC	1	90	8	1000	9.292.068
0032 **20TP**	**Ativos Civis da União**	12 364							**1.019.253.144**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								1.019.253.144
			F	1-PES	1	90	8	1000	1.019.253.144
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**65.684.731**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								65.684.731
			F	3-ODC	1	90	0	1000	306.672
			F	3-ODC	1	90	8	1000	65.378.059
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**60.000**
0032 216H **0015**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Pará**								60.000
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	8	1000	60.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.148.810**
0032 4572 **0015**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Pará**								1.148.810
	Servidor capacitado (unidade): 1.725		F	3-ODC	2	90	8	1000	985.707
			F	3-ODC	2	90	8	1050	163.103
	Operação Especial								**747.704.926**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**543.436.018**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								543.436.018
			S	1-PES	1	90	0	1002	16.122.364
			S	1-PES	1	90	0	1056	527.313.654
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**204.268.908**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								204.268.908
			F	1-PES	0	91	8	1000	204.268.908
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**220.000**
	Operação Especial								**220.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**140.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								140.000
			F	3-ODC	2	50	0	1000	140.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**80.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								80.000
			F	3-ODC	2	80	0	1000	80.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**1.197.265**
	Atividade								**1.197.265**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**1.197.265**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26239 UNIVERSIDADE FEDERAL DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 20RI **0015**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Pará** Estudante matriculado (unidade): 1.350								1.197.265
			F	3-ODC	2	90	8	1000	997.265
			F	4-INV	2	90	8	1000	200.000
5112	**Educação Profissional e Tecnológica que Transforma**								**3.038.752**
	Atividade								**3.038.752**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.047.353**
5112 20RL **0015**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Pará** Estudante matriculado (unidade): 600								2.047.353
			F	3-ODC	2	90	8	1000	1.689.353
			F	4-INV	2	90	8	1000	358.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**991.399**
5112 2994 **0015**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Pará** Estudante assistido (unidade): 160								991.399
			F	3-ODC	2	90	0	1000	991.399
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**216.863.756**
	Atividade								**216.863.756**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**6.301.819**
5113 20GK **0015**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Pará** Projeto apoiado (unidade): 1								6.301.819
			F	3-ODC	2	90	8	1000	6.301.819
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**162.928.994**
5113 20RK **0015**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Pará** Estudante matriculado (unidade): 57.460								162.928.994
			F	3-ODC	2	90	8	1000	145.985.624
			F	3-ODC	2	90	8	1050	13.147.155
			F	3-ODC	2	90	8	1081	545.233
			F	3-ODC	2	91	8	1000	215.982
			F	4-INV	2	90	8	1000	35.000
			F	4-INV	2	90	8	1050	3.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**215.140**
5113 21D7 **0015**	Apoio à Educação a Distância - **No Estado do Pará** Projeto apoiado (unidade): 1								215.140
			F	3-ODC	2	90	8	1000	215.140
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**138.356**
5113 21GS **0015**	Internacionalização da Educação Superior - **No Estado do Pará** Projeto apoiado (unidade): 1								138.356
			F	3-ODC	2	90	8	1000	138.356
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**36.158.592**
5113 4002 **0015**	Assistência ao Estudante de Ensino Superior - **No Estado do Pará** Estudante assistido (unidade): 28.854								36.158.592
			F	3-ODC	2	90	0	1000	36.158.592
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**11.120.855**
5113 8282 **0015**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Pará** Projeto apoiado (unidade): 3								11.120.855
			F	4-INV	2	90	8	1000	11.120.855
Total									**2.066.952.407**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26240 UNIVERSIDADE FEDERAL DA PARAÍBA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.037.826.616	2.057.655.287	2.073.138.303	2.467.494.136	2.488.372.054
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.870.369.970	1.890.516.874	1.890.516.874	2.295.272.024	2.295.272.024
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	14.031	14.031	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	239.991	336.325	336.325	400.000	400.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	203.531	212.368	212.368	219.682	219.682
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	10.609.946	11.048.759	10.503.706	11.689.975	10.833.546
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	156.403.178	155.526.930	171.554.999	159.897.804	181.632.151
Funcao						
09	PREVIDÊNCIA SOCIAL	725.875.054	729.459.667	729.459.667	887.367.771	887.367.771
12	EDUCAÇÃO	1.311.711.571	1.327.845.264	1.343.328.280	1.579.711.714	1.600.589.632
28	ENCARGOS ESPECIAIS	239.991	350.356	350.356	414.651	414.651
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	192.820	200.000	200.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	725.875.054	729.459.667	729.459.667	887.367.771	887.367.771
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	85.350.420	94.545.484	94.545.484	94.212.120	94.212.120
363	ENSINO PROFISSIONAL	10.609.946	11.048.759	10.503.706	11.689.975	10.833.546
364	ENSINO SUPERIOR	1.028.026.386	1.036.825.175	1.052.853.244	1.263.580.239	1.285.314.586
368	EDUCAÇÃO BÁSICA	203.531	212.368	212.368	219.682	219.682
846	OUTROS ENCARGOS ESPECIAIS	187.568.459	185.363.834	185.363.834	210.224.349	210.224.349
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.784.826.730	1.795.784.390	1.795.784.390	2.200.874.555	2.200.874.555
3	OUTRAS DESPESAS CORRENTES	237.191.194	254.855.213	249.068.516	259.886.778	249.227.850
4	INVESTIMENTOS	15.808.691	7.015.684	28.285.397	6.732.803	38.269.649

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.313.506.784**		**244.227.850**	**36.468.054**				**1.594.202.688**
1002	**345.750.745**							**345.750.745**
1050			**5.000.000**	**1.801.595**				**6.801.595**
1056	**541.617.026**							**541.617.026**
Total	**2.200.874.555**	**0**	**249.227.850**	**38.269.649**	**0**	**0**	**0**	**2.488.372.054**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26240 UNIVERSIDADE FEDERAL DA PARAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.295.272.024**
	Atividade								**1.198.094.555**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.276.056**
0032 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								19.276.056
			F	3-ODC	1	90	0	1000	6.286.680
			F	3-ODC	1	90	8	1000	12.989.376
0032 **20TP**	**Ativos Civis da União**	12 364							**1.103.682.435**
0032 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								1.103.682.435
			F	1-PES	1	90	8	1000	1.103.682.435
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**74.936.064**
0032 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								74.936.064
			F	3-ODC	1	90	0	1000	482.136
			F	3-ODC	1	90	8	1000	74.453.928
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0025**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Paraíba**								200.000
	Servidor capacitado (unidade): 2.000		F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**1.097.177.469**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**887.367.771**
0032 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								887.367.771
			S	1-PES	1	90	0	1002	345.750.745
			S	1-PES	1	90	0	1056	541.617.026
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**209.809.698**
0032 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								209.809.698
			F	1-PES	0	91	8	1000	209.809.698
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**400.000**
	Operação Especial								**400.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**350.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								350.000
			F	3-ODC	2	50	0	1000	350.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**50.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								50.000
			F	3-ODC	2	80	0	1000	50.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**219.682**
	Atividade								**219.682**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**219.682**
5111 20RI **0025**	Funcionamento das Instituições Federais de Educação Básica - **No Estado da Paraíba**								219.682
	Estudante matriculado (unidade): 264		F	3-ODC	2	90	8	1000	189.880
			F	4-INV	2	90	8	1000	29.802
5112	**Educação Profissional e Tecnológica que Transforma**								**10.833.546**
	Atividade								**10.833.546**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.291.487**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26240 UNIVERSIDADE FEDERAL DA PARAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0025**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba**								8.291.487
	Estudante matriculado (unidade): 1.279		F	3-ODC	2	90	8	1000	6.983.530
			F	4-INV	2	90	8	1000	1.307.957
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.542.059**
5112 2994 **0025**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba**								2.542.059
	Estudante assistido (unidade): 1.122		F	3-ODC	2	90	0	1000	2.542.059
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**181.632.151**
	Atividade								**149.105.061**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**19.101.461**
5113 20GK **0025**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado da Paraíba**								19.101.461
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	18.601.461
			F	4-INV	2	90	8	1000	500.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**86.050.835**
5113 20RK **0025**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado da Paraíba**								86.050.835
	Estudante matriculado (unidade): 30.043		F	3-ODC	2	90	8	1000	77.628.948
			F	3-ODC	2	90	8	1050	5.000.000
			F	3-ODC	2	91	8	1000	68.016
			F	3-ODC	6	90	8	1000	1.026.000
			F	4-INV	2	90	8	1000	1.326.276
			F	4-INV	2	90	8	1050	801.595
			F	4-INV	6	90	8	1000	200.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**210.733**
5113 21D7 **0025**	Apoio à Educação a Distância - **No Estado da Paraíba**								210.733
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	172.015
			F	4-INV	2	90	8	1000	38.718
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**104.345**
5113 21GS **0025**	Internacionalização da Educação Superior - **No Estado da Paraíba**								104.345
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	96.845
			F	4-INV	2	90	8	1000	7.500
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**42.131.687**
5113 4002 **0025**	Assistência ao Estudante de Ensino Superior - **No Estado da Paraíba**								42.131.687
	Estudante assistido (unidade): 8.675		F	3-ODC	2	90	0	1000	42.053.976
			F	4-INV	2	90	0	1000	77.711
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.506.000**
5113 8282 **0025**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Paraíba**								1.506.000
	Projeto apoiado (unidade): 108		F	3-ODC	2	90	8	1000	53.000
			F	4-INV	2	90	8	1000	3.000
			F	4-INV	6	90	8	1000	1.450.000
	Projeto								**32.527.090**
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**32.527.090**
5113 15R3 **0025**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Paraíba**								32.527.090
	Projeto apoiado (unidade): 28		F	4-INV	2	90	8	1000	16.327.090
			F	4-INV	2	90	8	1050	1.000.000
			F	4-INV	7	90	8	1000	15.200.000
Total									**2.488.372.054**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26241 UNIVERSIDADE FEDERAL DO PARANÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.992.396.666	2.011.169.286	2.013.277.003	2.436.230.845	2.434.594.923
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.754.072.142	1.787.623.418	1.787.623.418	2.197.638.771	2.197.638.771
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	207.798	241.950	241.950	242.282	242.282
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	179.845	324.000	324.000	349.000	349.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	237.936.881	222.979.918	225.087.635	238.000.792	236.364.870
Funcao						
09	PREVIDÊNCIA SOCIAL	681.614.316	687.081.629	687.081.629	849.522.979	849.522.979
12	EDUCAÇÃO	1.310.394.708	1.323.521.707	1.325.629.424	1.586.116.584	1.584.480.662
28	ENCARGOS ESPECIAIS	387.643	565.950	565.950	591.282	591.282
Subfuncao						
122	ADMINISTRAÇÃO GERAL	139.699	200.000	200.000	350.000	350.000
128	FORMAÇÃO DE RECURSOS HUMANOS	197.086	385.752	385.752	400.000	400.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	681.614.316	687.081.629	687.081.629	849.522.979	849.522.979
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	71.645.088	78.720.102	78.720.102	82.681.270	82.681.270
364	ENSINO SUPERIOR	1.001.707.949	1.002.658.992	1.004.766.709	1.218.315.156	1.216.679.234
846	OUTROS ENCARGOS ESPECIAIS	237.092.528	242.122.811	242.122.811	284.961.440	284.961.440
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.682.090.269	1.708.330.564	1.708.330.564	2.114.222.152	2.114.222.152
3	OUTRAS DESPESAS CORRENTES	293.656.715	293.316.460	292.199.901	307.496.682	298.136.963
4	INVESTIMENTOS	16.649.682	9.522.262	12.746.538	14.512.011	22.235.808

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**1.264.699.173**		**272.561.656**	**14.223.797**				**1.551.484.626**
1002	**115.430.510**							**115.430.510**
1050			**20.019.111**	**1.500.000**				**21.519.111**
1051				**212.011**				**212.011**
1056	**734.092.469**							**734.092.469**
1081			**5.556.196**	**6.300.000**				**11.856.196**
Total	**2.114.222.152**	**0**	**298.136.963**	**22.235.808**	**0**	**0**	**0**	**2.434.594.923**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26241 UNIVERSIDADE FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.197.638.771**
	Atividade								**1.063.745.634**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.246.538**
0032 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								19.246.538
			F	3-ODC	1	90	0	1000	6.675.132
			F	3-ODC	1	90	8	1000	12.571.406
0032 **20TP**	**Ativos Civis da União**	12 364							**980.314.364**
0032 20TP **0041**	Ativos Civis da União - **No Estado do Paraná**								980.314.364
			F	1-PES	1	90	8	1000	980.314.364
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**63.434.732**
0032 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								63.434.732
			F	3-ODC	1	90	0	1000	599.568
			F	3-ODC	1	90	8	1000	62.835.164
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**350.000**
0032 216H **0041**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Paraná** Agente público beneficiado (unidade): 5								350.000
			F	3-ODC	2	90	8	1000	350.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**400.000**
0032 4572 **0041**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Paraná** Servidor capacitado (unidade): 200								400.000
			F	3-ODC	2	90	8	1000	400.000
	Operação Especial								**1.133.893.137**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**849.522.979**
0032 0181 **0041**	Aposentadorias e Pensões Civis da União - **No Estado do Paraná**								849.522.979
			S	1-PES	1	90	0	1002	115.430.510
			S	1-PES	1	90	0	1056	734.092.469
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**284.370.158**
0032 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								284.370.158
			F	1-PES	0	91	8	1000	284.370.158
0909	**Operações Especiais: Outros Encargos Especiais**								**242.282**
	Operação Especial								**242.282**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0041**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Paraná**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**227.631**
0909 0536 **0041**	Benefícios de Legislação Especial - **No Estado do Paraná**								227.631
			S	3-ODC	1	90	0	1000	227.631
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**349.000**
	Operação Especial								**349.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**186.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								186.000
			F	3-ODC	2	50	0	1000	186.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**163.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								163.000
			F	3-ODC	2	80	0	1000	163.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**236.364.870**
	Atividade								**236.364.870**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26241 UNIVERSIDADE FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.821.000**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								600.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	8	1000	600.000
5113 20GK **0041**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Paraná**								3.221.000
	Projeto apoiado (unidade): 161		F	3-ODC	2	90	8	1000	20.000
			F	3-ODC	6	90	8	1000	1.951.000
			F	3-ODC	6	99	8	1000	1.250.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**200.393.129**
5113 20RK **0041**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Paraná**								200.393.129
	Estudante matriculado (unidade): 36.581		F	3-ODC	2	50	8	1000	4.633.690
			F	3-ODC	2	50	8	1050	12.000.000
			F	3-ODC	2	50	8	1081	1.000.000
			F	3-ODC	2	90	8	1000	150.812.451
			F	3-ODC	2	90	8	1050	8.019.111
			F	3-ODC	2	90	8	1081	4.556.196
			F	3-ODC	2	91	8	1000	335.873
			F	3-ODC	6	90	8	1000	1.000.000
			F	4-INV	2	90	8	1000	6.023.797
			F	4-INV	2	90	8	1050	1.500.000
			F	4-INV	2	90	8	1051	212.011
			F	4-INV	2	90	8	1081	6.300.000
			F	4-INV	6	90	8	1000	4.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**21.508**
5113 21D7 **0041**	Apoio à Educação a Distância - **No Estado do Paraná**								21.508
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	21.508
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**102.702**
5113 21GS **0041**	Internacionalização da Educação Superior - **No Estado do Paraná**								102.702
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	102.702
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**27.476.531**
5113 4002 **0041**	Assistência ao Estudante de Ensino Superior - **No Estado do Paraná**								27.476.531
	Estudante assistido (unidade): 3.519		F	3-ODC	2	90	0	1000	27.476.531
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**4.550.000**
5113 8282 **0041**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Paraná**								4.550.000
	Projeto apoiado (unidade): 91		F	3-ODC	2	90	8	1000	50.000
			F	3-ODC	6	90	8	1000	300.000
			F	4-INV	6	90	8	1000	2.900.000
			F	4-INV	6	99	8	1000	1.300.000
Total									**2.434.594.923**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26242 UNIVERSIDADE FEDERAL DE PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.872.069.270	1.910.305.278	1.902.922.140	2.312.285.487	2.302.977.368
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.676.320.046	1.709.241.700	1.709.241.700	2.099.453.030	2.099.453.030
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	33.888	48.074	48.074	52.879	52.879
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	190.954	170.717	170.717	228.212	228.212
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	1.345.865	1.919.835	1.825.127	2.488.150	2.335.169
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	194.178.517	198.924.952	191.636.522	210.063.216	200.908.078
Funcao						
09	PREVIDÊNCIA SOCIAL	556.912.463	560.809.057	560.809.057	683.519.744	683.519.744
12	EDUCAÇÃO	1.314.931.965	1.349.277.430	1.341.894.292	1.628.484.652	1.619.176.533
28	ENCARGOS ESPECIAIS	224.842	218.791	218.791	281.091	281.091
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	543.341	495.000	495.000	475.000	475.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	556.912.463	560.809.057	560.809.057	683.519.744	683.519.744
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	88.489.339	95.530.655	95.530.655	99.968.838	99.968.838
364	ENSINO SUPERIOR	1.048.281.402	1.066.260.989	1.058.972.559	1.310.575.318	1.301.420.180
368	EDUCAÇÃO BÁSICA	1.345.865	1.919.835	1.825.127	2.488.150	2.335.169
846	OUTROS ENCARGOS ESPECIAIS	176.496.860	185.289.742	185.289.742	215.258.437	215.258.437
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.587.287.366	1.613.229.045	1.613.229.045	1.999.023.843	1.999.023.843
3	OUTRAS DESPESAS CORRENTES	265.130.781	274.249.217	266.701.251	285.853.673	275.719.507
4	INVESTIMENTOS	19.651.123	22.827.016	22.991.844	27.407.971	28.234.018

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**1.315.504.099**		**252.987.883**	**26.099.632**				**1.594.591.614**
1002	**128.562.600**							**128.562.600**
1050			**19.017.494**	**2.080.997**				**21.098.491**
1056	**554.957.144**							**554.957.144**
1081			**3.714.130**	**53.389**				**3.767.519**
Total	**1.999.023.843**	**0**	**275.719.507**	**28.234.018**	**0**	**0**	**0**	**2.302.977.368**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26242 UNIVERSIDADE FEDERAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.099.453.030**
	Atividade								**1.200.955.940**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**18.408.972**
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								18.408.972
			F	3-ODC	1	90	0	1000	5.512.860
			F	3-ODC	1	90	8	1000	12.896.112
0032 **20TP**	**Ativos Civis da União**	12 364							**1.100.512.102**
0032 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								1.100.512.102
			F	1-PES	1	90	8	1000	1.100.512.102
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**81.559.866**
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								81.559.866
			F	3-ODC	1	90	0	1000	690.192
			F	3-ODC	1	90	8	1000	80.869.674
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**475.000**
0032 4572 **0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Pernambuco** Servidor capacitado (unidade): 930								475.000
			F	3-ODC	2	90	8	1000	475.000
	Operação Especial								**898.497.090**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**683.519.744**
0032 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								683.519.744
			S	1-PES	1	90	0	1002	128.562.600
			S	1-PES	1	90	0	1056	554.957.144
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**214.977.346**
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								214.977.346
			F	1-PES	0	91	8	1000	214.977.346
0909	**Operações Especiais: Outros Encargos Especiais**								**52.879**
	Operação Especial								**52.879**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**38.228**
0909 0536 **0026**	Benefícios de Legislação Especial - **No Estado de Pernambuco**								38.228
			S	3-ODC	1	90	0	1000	38.228
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**228.212**
	Operação Especial								**228.212**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**147.308**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								147.308
			F	3-ODC	2	50	0	1000	147.308
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**80.904**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								80.904
			F	3-ODC	2	80	0	1000	80.904
5111	**Educação Básica Democrática, com qualidade e equidade**								**2.335.169**
	Atividade								**2.335.169**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**2.335.169**
5111 20RI **0026**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Pernambuco** Estudante matriculado (unidade): 420								2.335.169
			F	3-ODC	2	90	8	1000	1.935.169
			F	4-INV	2	90	8	1000	400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26242 UNIVERSIDADE FEDERAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**200.908.078**
	Atividade								**198.127.864**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**4.524.873**
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Pernambuco**								4.524.873
	Projeto apoiado (unidade): 163		F	3-ODC	2	90	8	1000	3.024.873
			F	3-ODC	6	90	8	1000	1.102.500
			F	3-ODC	6	99	8	1000	200.000
			F	4-INV	2	90	8	1000	100.000
			F	4-INV	6	90	8	1000	97.500
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**134.383.290**
5113 20RK **0026**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Pernambuco**								134.383.290
	Estudante matriculado (unidade): 38.852		F	3-ODC	2	90	8	1000	104.897.547
			F	3-ODC	2	90	8	1050	18.947.765
			F	3-ODC	2	90	8	1081	3.714.130
			F	3-ODC	2	91	8	1000	248.660
			F	3-ODC	2	91	8	1050	69.729
			F	3-ODC	6	90	8	1000	400.000
			F	4-INV	2	90	8	1000	3.971.073
			F	4-INV	2	90	8	1050	2.080.997
			F	4-INV	2	90	8	1081	53.389
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**20.270**
5113 21D7 **0026**	Apoio à Educação a Distância - **No Estado de Pernambuco**								20.270
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	20.270
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**583.800**
5113 21GS **0026**	Internacionalização da Educação Superior - **No Estado de Pernambuco**								583.800
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	576.800
			F	4-INV	2	90	8	1000	7.000
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**40.458.686**
5113 4002 **0026**	Assistência ao Estudante de Ensino Superior - **No Estado de Pernambuco**								40.458.686
	Estudante assistido (unidade): 19.291		F	3-ODC	2	90	0	1000	39.871.786
			F	4-INV	2	90	0	1000	586.900
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**18.156.945**
5113 8282 **0026**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Pernambuco**								18.156.945
	Projeto apoiado (unidade): 11		F	4-INV	2	90	8	1000	15.656.945
			F	4-INV	6	90	8	1000	1.500.000
			F	4-INV	6	99	8	1000	1.000.000
	Projeto								**2.780.214**
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**2.780.214**
5113 15R3 **0026**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Pernambuco**								2.780.214
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	2.780.214
Total									**2.302.977.368**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26243 UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.956.528.463	1.995.452.747	1.986.990.180	2.380.880.652	2.368.013.574
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.724.992.817	1.767.020.360	1.767.020.360	2.140.135.476	2.140.135.476
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	19.297	37.443	37.443	40.136	40.136
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	282.675	270.600	270.600	333.700	333.700
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	321.714	387.572	387.572	406.411	406.411
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	11.481.278	12.043.422	11.453.718	13.459.607	12.480.977
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	219.430.682	215.693.350	207.820.487	226.505.322	214.616.874
Funcao						
09	PREVIDÊNCIA SOCIAL	683.936.126	690.632.831	690.632.831	842.984.144	842.984.144
12	EDUCAÇÃO	1.272.290.365	1.304.511.873	1.296.049.306	1.537.522.672	1.524.655.594
28	ENCARGOS ESPECIAIS	301.972	308.043	308.043	373.836	373.836
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	928.212	1.000.000	1.000.000	1.000.000	1.000.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	683.936.126	690.632.831	690.632.831	842.984.144	842.984.144
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	79.580.778	87.880.977	87.880.977	89.107.135	89.107.135
363	ENSINO PROFISSIONAL	11.481.278	12.043.422	11.453.718	13.459.607	12.480.977
364	ENSINO SUPERIOR	1.016.102.030	1.038.725.787	1.030.852.924	1.233.529.944	1.221.641.496
368	EDUCAÇÃO BÁSICA	321.714	387.572	387.572	406.411	406.411
846	OUTROS ENCARGOS ESPECIAIS	164.178.324	164.782.158	164.782.158	200.393.411	200.393.411
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.644.483.827	1.678.152.383	1.678.152.383	2.050.042.992	2.050.042.992
3	OUTRAS DESPESAS CORRENTES	294.772.761	312.120.936	303.577.738	320.523.714	307.685.269
4	INVESTIMENTOS	17.271.876	5.179.428	5.260.059	10.313.946	10.285.313

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.207.058.848**		**281.435.269**	**1.974.711**				**1.490.468.828**
1002	**326.640.006**							**326.640.006**
1050			**26.250.000**	**8.226.178**				**34.476.178**
1051				**84.424**				**84.424**
1056	**516.344.138**							**516.344.138**
Total	**2.050.042.992**	**0**	**307.685.269**	**10.285.313**	**0**	**0**	**0**	**2.368.013.574**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26243 UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.140.135.476**
	Atividade								**1.097.131.757**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**24.719.160**
0032 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								24.719.160
			F	3-ODC	1	90	0	1000	10.669.608
			F	3-ODC	1	90	8	1000	14.049.552
0032 **20TP**	**Ativos Civis da União**	12 364							**1.007.024.622**
0032 20TP **0024**	Ativos Civis da União - **No Estado do Rio Grande do Norte**								1.007.024.622
			F	1-PES	1	90	8	1000	1.007.024.622
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**64.387.975**
0032 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								64.387.975
			F	3-ODC	1	90	0	1000	730.248
			F	3-ODC	1	90	8	1000	63.657.727
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.000.000**
0032 4572 **0024**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Norte** Servidor capacitado (unidade): 1.600								1.000.000
			F	3-ODC	2	90	8	1000	990.000
			F	3-ODC	2	91	8	1000	10.000
	Operação Especial								**1.043.003.719**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**842.984.144**
0032 0181 **0024**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Norte**								842.984.144
			S	1-PES	1	90	0	1002	326.640.006
			S	1-PES	1	90	0	1056	516.344.138
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**200.019.575**
0032 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Norte**								200.019.575
			F	1-PES	0	91	8	1000	200.019.575
0909	**Operações Especiais: Outros Encargos Especiais**								**40.136**
	Operação Especial								**40.136**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0024**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Norte**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**25.485**
0909 0536 **0024**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Norte**								25.485
			S	3-ODC	1	90	0	1000	25.485
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**333.700**
	Operação Especial								**333.700**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**165.200**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								165.200
			F	3-ODC	2	50	0	1000	165.200
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**168.500**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								168.500
			F	3-ODC	2	80	0	1000	168.500
5111	**Educação Básica Democrática, com qualidade e equidade**								**406.411**
	Atividade								**406.411**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**406.411**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26243 UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 20RI **0024**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Rio Grande do Norte** Estudante matriculado (unidade): 417								406.411
			F	3-ODC	2	90	8	1000	402.347
			F	3-ODC	2	91	8	1000	4.064
5112	**Educação Profissional e Tecnológica que Transforma**								**12.480.977**
	Atividade								**12.480.977**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**9.468.839**
5112 20RL **0024**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Norte** Estudante matriculado (unidade): 1.687								9.468.839
			F	3-ODC	2	90	8	1000	9.367.200
			F	3-ODC	2	91	8	1000	101.639
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.012.138**
5112 2994 **0024**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Norte** Estudante assistido (unidade): 725								3.012.138
			F	3-ODC	2	90	0	1000	3.012.138
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**214.616.874**
	Atividade								**214.616.874**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**15.567.380**
5113 20GK **0024**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 475								15.567.380
			F	3-ODC	2	90	8	1000	9.267.380
			F	3-ODC	2	90	8	1050	4.961.000
			F	3-ODC	2	91	8	1050	39.000
			F	3-ODC	6	90	8	1000	1.300.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**157.275.287**
5113 20RK **0024**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Norte** Estudante matriculado (unidade): 35.587								157.275.287
			F	3-ODC	2	90	8	1000	129.480.117
			F	3-ODC	2	90	8	1050	21.000.000
			F	3-ODC	2	91	8	1000	1.721.742
			F	3-ODC	2	91	8	1050	250.000
			F	4-INV	2	90	8	1000	989.004
			F	4-INV	2	90	8	1050	3.750.000
			F	4-INV	2	90	8	1051	84.424
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**157.081**
5113 21D7 **0024**	Apoio à Educação a Distância - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 1								157.081
			F	3-ODC	2	90	8	1000	157.081
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**186.253**
5113 21GS **0024**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 1								186.253
			F	3-ODC	2	90	8	1000	184.891
			F	3-ODC	2	91	8	1000	1.362
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**35.308.988**
5113 4002 **0024**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Norte** Estudante assistido (unidade): 8.000								35.308.988
			F	3-ODC	2	90	0	1000	35.308.988
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**6.121.885**
5113 8282 **0024**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 2								6.121.885
			F	3-ODC	2	90	8	1000	60.000
			F	3-ODC	6	90	8	1000	600.000
			F	4-INV	2	90	8	1000	985.707
			F	4-INV	2	90	8	1050	4.476.178
Total									**2.368.013.574**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26244 UNIVERSIDADE FEDERAL DO RIO GRANDE DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.270.545.415	2.301.732.906	2.297.242.753	2.728.709.888	2.718.046.645
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	2.042.511.467	2.064.108.432	2.064.108.432	2.492.663.590	2.492.663.590
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.185	15.385	15.385	16.944	16.944
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	310.000	260.000	260.000	260.000	260.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	479.318	499.065	499.065	516.252	516.252
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	227.242.445	236.850.024	232.359.871	235.253.102	224.589.859
Funcao						
09	PREVIDÊNCIA SOCIAL	814.552.265	820.369.315	820.369.315	1.006.811.347	1.006.811.347
12	EDUCAÇÃO	1.455.680.965	1.481.088.206	1.476.598.053	1.721.621.597	1.710.958.354
28	ENCARGOS ESPECIAIS	312.185	275.385	275.385	276.944	276.944
Subfuncao						
122	ADMINISTRAÇÃO GERAL	6.283	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	350.000	400.000	400.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	814.552.265	820.369.315	820.369.315	1.006.811.347	1.006.811.347
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	82.186.540	91.423.115	91.423.115	91.680.509	91.680.509
364	ENSINO SUPERIOR	1.177.646.967	1.193.001.099	1.188.510.946	1.410.189.108	1.399.525.865
368	EDUCAÇÃO BÁSICA	479.318	499.065	499.065	516.252	516.252
846	OUTROS ENCARGOS ESPECIAIS	195.324.041	196.018.712	196.018.712	219.291.072	219.291.072
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.959.968.643	1.972.276.717	1.972.276.717	2.400.776.132	2.400.776.132
3	OUTRAS DESPESAS CORRENTES	303.210.981	321.956.189	317.064.699	320.933.756	309.613.373
4	INVESTIMENTOS	7.365.791	7.500.000	7.901.337	7.000.000	7.657.140

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.393.964.785**		**278.912.232**	**2.657.140**				**1.675.534.157**
1002	**441.433.378**							**441.433.378**
1050			**30.701.141**	**5.000.000**				**35.701.141**
1056	**565.377.969**							**565.377.969**
Total	**2.400.776.132**	**0**	**309.613.373**	**7.657.140**	**0**	**0**	**0**	**2.718.046.645**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26244 UNIVERSIDADE FEDERAL DO RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.492.663.590**
	Atividade								**1.266.838.115**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.824.084**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								19.824.084
			F	3-ODC	1	90	0	1000	7.729.932
			F	3-ODC	1	90	8	1000	12.094.152
0032 **20TP**	**Ativos Civis da União**	12 364							**1.174.936.006**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								1.174.936.006
			F	1-PES	1	90	8	1000	1.174.936.006
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**71.856.425**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								71.856.425
			F	3-ODC	1	90	0	1000	917.472
			F	3-ODC	1	90	8	1000	70.938.953
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								200.000
	Servidor capacitado (unidade): 16		F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**1.225.825.475**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.006.811.347**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								1.006.811.347
			S	1-PES	1	90	0	1002	441.433.378
			S	1-PES	1	90	0	1056	565.377.969
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**219.014.128**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								219.014.128
			F	1-PES	0	91	8	1000	219.014.128
0909	**Operações Especiais: Outros Encargos Especiais**								**16.944**
	Operação Especial								**16.944**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**2.293**
0909 0536 **0043**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Sul**								2.293
			S	3-ODC	1	90	0	1000	2.293
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**260.000**
	Operação Especial								**260.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**170.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								170.000
			F	3-ODC	2	50	0	1050	170.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**90.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								90.000
			F	3-ODC	2	80	0	1050	90.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**516.252**
	Atividade								**516.252**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26244 UNIVERSIDADE FEDERAL DO RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**516.252**
5111 20RI **0043**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 721								516.252
			F	3-ODC	2	90	8	1000	516.252
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**224.589.859**
	Atividade								**224.589.859**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**7.332.936**
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 28								7.132.936
			F	3-ODC	2	90	8	1000	2.631.936
			F	3-ODC	2	90	8	1050	2.400.000
			F	3-ODC	2	91	8	1000	31.000
			F	3-ODC	2	91	8	1050	20.000
			F	3-ODC	6	90	8	1000	2.050.000
5113 20GK **5154**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de Tramandaí - RS** Projeto apoiado (unidade): 1								200.000
			F	4-INV	6	90	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**183.030.648**
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 28.589								183.030.648
			F	3-ODC	2	50	8	1050	1.500.000
			F	3-ODC	2	90	8	1000	150.845.356
			F	3-ODC	2	90	8	1050	21.143.130
			F	3-ODC	2	91	8	1000	1.357.011
			F	3-ODC	2	91	8	1050	378.011
			F	3-ODC	6	99	8	1000	1.000.000
			F	4-INV	2	90	8	1000	1.807.140
			F	4-INV	2	90	8	1050	5.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**103.310**
5113 21D7 **0043**	Apoio à Educação a Distância - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								103.310
			F	3-ODC	2	90	8	1000	103.310
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**170.316**
5113 21GS **0043**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								170.316
			F	3-ODC	2	90	8	1000	170.316
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**33.302.649**
5113 4002 **0043**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 6.798								33.302.649
			F	3-ODC	2	90	0	1000	28.302.649
			F	3-ODC	2	90	0	1050	5.000.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**650.000**
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 13								650.000
			F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	90	8	1000	600.000
Total									**2.718.046.645**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26245 UNIVERSIDADE FEDERAL DO RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		3.769.758.892	3.853.732.287	3.885.871.650	4.576.229.452	4.572.026.018
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	3.288.927.538	3.430.679.633	3.430.605.636	4.165.009.114	4.164.899.222
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.645.111	1.241.950	1.241.950	2.128.402	2.128.402
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	279.027	236.000	236.000	252.200	252.200
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	690.185	722.052	722.052	746.917	746.917
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	478.217.031	420.852.652	453.066.012	408.092.819	403.999.277
Funcao						
09	PREVIDÊNCIA SOCIAL	1.362.676.377	1.367.082.130	1.367.082.130	1.729.080.432	1.729.080.432
12	EDUCAÇÃO	2.405.158.377	2.485.172.207	2.517.311.570	2.844.768.418	2.840.564.984
28	ENCARGOS ESPECIAIS	1.924.138	1.477.950	1.477.950	2.380.602	2.380.602
Subfuncao						
122	ADMINISTRAÇÃO GERAL	26.527	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	34.208	1.500.000	1.426.003	1.500.000	1.390.108
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.362.676.377	1.367.082.130	1.367.082.130	1.729.080.432	1.729.080.432
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	153.280.894	161.679.177	161.679.177	173.122.985	173.122.985
364	ENSINO SUPERIOR	1.949.164.807	2.019.575.980	2.051.789.340	2.322.413.872	2.318.320.330
368	EDUCAÇÃO BÁSICA	690.185	722.052	722.052	746.917	746.917
846	OUTROS ENCARGOS ESPECIAIS	303.885.894	303.151.348	303.151.348	349.343.646	349.343.646
GND						
1	PESSOAL E ENCARGOS SOCIAIS	3.136.665.740	3.268.135.604	3.268.135.604	3.991.860.621	3.991.860.621
3	OUTRAS DESPESAS CORRENTES	603.098.470	569.905.074	594.142.106	572.674.721	557.798.749
4	INVESTIMENTOS	29.994.683	15.691.609	23.593.940	11.694.110	22.366.648

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**2.262.780.189**		**498.466.640**	**20.366.648**				**2.781.613.477**
1002	**833.406.429**							**833.406.429**
1050			**59.332.109**	**2.000.000**				**61.332.109**
1056	**895.674.003**							**895.674.003**
Total	**3.991.860.621**	**0**	**557.798.749**	**22.366.648**	**0**	**0**	**0**	**4.572.026.018**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26245 UNIVERSIDADE FEDERAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**4.164.899.222**
	Atividade								**2.088.855.746**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**25.631.089**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								25.631.089
			F	3-ODC	1	90	0	1000	7.462.236
			F	3-ODC	1	90	8	1000	18.168.853
0032 **20TP**	**Ativos Civis da União**	12 364							**1.914.321.053**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								1.914.321.053
			F	1-PES	1	90	8	1000	1.914.321.053
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**147.491.896**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								147.491.896
			F	3-ODC	1	90	0	1000	1.150.392
			F	3-ODC	1	90	8	1000	146.341.504
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.390.108**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro** Servidor capacitado (unidade): 1.000								1.390.108
			F	3-ODC	2	90	8	1000	1.390.108
	Operação Especial								**2.076.043.476**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.729.080.432**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								1.729.080.432
			S	1-PES	1	90	0	1002	833.406.429
			S	1-PES	1	90	0	1056	895.674.003
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**346.963.044**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								346.963.044
			F	1-PES	0	91	8	1000	346.963.044
0909	**Operações Especiais: Outros Encargos Especiais**								**2.128.402**
	Operação Especial								**2.128.402**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.496.092**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								1.496.092
			F	1-PES	1	90	0	1000	1.496.092
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**632.310**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								632.310
			S	3-ODC	1	90	0	1000	632.310
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**252.200**
	Operação Especial								**252.200**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**143.200**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								143.200
			F	3-ODC	2	50	0	1000	143.200
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**109.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								109.000
			F	3-ODC	2	80	0	1000	109.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**746.917**
	Atividade								**746.917**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26245 UNIVERSIDADE FEDERAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111	**20RI**		**Funcionamento das Instituições Federais de Educação Básica**	12 368							**746.917**
5111	20RI	**0033**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Rio de Janeiro**								746.917
			Estudante matriculado (unidade): 818		F	3-ODC	2	90	8	1000	522.840
					F	4-INV	2	90	8	1000	224.077
5113			**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**403.999.277**
			Atividade								**398.479.922**
5113	**20GK**		**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**22.716.069**
5113	20GK	**0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								800.000
			Projeto apoiado (unidade): 3		F	3-ODC	6	90	8	1000	800.000
5113	20GK	**0033**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio de Janeiro**								21.916.069
			Projeto apoiado (unidade): 2.584		F	3-ODC	2	90	8	1000	13.901.069
					F	3-ODC	6	90	8	1000	7.300.000
					F	3-ODC	6	99	8	1000	700.000
					F	4-INV	6	90	8	1000	15.000
5113	**20RK**		**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**308.931.808**
5113	20RK	**0033**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								308.931.808
			Estudante matriculado (unidade): 57.041		F	3-ODC	2	90	8	1000	237.725.819
					F	3-ODC	2	90	8	1050	59.332.109
					F	3-ODC	2	91	8	1000	613.321
					F	4-INV	2	90	8	1000	5.282.559
					F	4-INV	2	90	8	1050	2.000.000
					F	4-INV	6	90	8	1000	3.978.000
5113	**21D7**		**Apoio à Educação a Distância**	12 364							**615.279**
5113	21D7	**0033**	Apoio à Educação a Distância - **No Estado do Rio de Janeiro**								615.279
			Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	492.224
					F	4-INV	2	90	8	1000	123.055
5113	**21GK**		**Funcionamento, Manutenção e Conservação do Museu Nacional**	12 364							**500.000**
5113	21GK	**0033**	Funcionamento, Manutenção e Conservação do Museu Nacional - **No Estado do Rio de Janeiro**								500.000
			Unidade apoiada (unidade): 1		F	3-ODC	2	90	8	1000	500.000
5113	**21GS**		**Internacionalização da Educação Superior**	12 364							**166.925**
5113	21GS	**0033**	Internacionalização da Educação Superior - **No Estado do Rio de Janeiro**								166.925
			Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	166.925
5113	**4002**		**Assistência ao Estudante de Ensino Superior**	12 364							**62.180.486**
5113	4002	**0033**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio de Janeiro**								62.180.486
			Estudante assistido (unidade): 12.000		F	3-ODC	2	90	0	1000	59.124.739
					F	4-INV	2	90	0	1000	3.055.747
5113	**8282**		**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**3.369.355**
5113	8282	**0033**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								50.000
			Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	500
					F	4-INV	2	90	8	1000	49.500
5113	8282	**7394**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Construção de Prédio para Atendimento às Mulheres na UFRJ - No Estado do Rio de Janeiro**								3.319.355
			Projeto apoiado (unidade): 1		F	3-ODC	7	90	8	1000	1.000.000
					F	4-INV	7	90	8	1000	2.319.355
			Projeto								**5.519.355**
5113	**7XE1**		**Reconstrução e Modernização do Museu Nacional**	12 364							**5.519.355**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26245 UNIVERSIDADE FEDERAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 7XE1 **0033**	Reconstrução e Modernização do Museu Nacional - **No Estado do Rio de Janeiro**								5.519.355
	Museu reconstruído e modernizado (% de execução física): 11		F	3-ODC	2	90	8	1000	200.000
			F	4-INV	2	90	8	1000	300.000
			F	4-INV	7	90	8	1000	5.019.355
Total									**4.572.026.018**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26246 UNIVERSIDADE FEDERAL DE SANTA CATARINA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.916.319.910	1.932.544.650	1.942.972.294	2.325.146.054	2.316.829.214
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.697.101.437	1.713.623.320	1.713.623.320	2.093.832.083	2.093.832.083
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	258.664	199.099	199.099	305.198	305.198
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	171.405	227.630	227.630	275.700	275.700
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	1.029.951	1.072.460	1.072.460	1.109.391	1.109.391
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	217.758.454	217.422.141	227.849.785	229.623.682	221.306.842
Funcao						
09	PREVIDÊNCIA SOCIAL	642.256.852	644.865.492	644.865.492	798.335.563	798.335.563
12	EDUCAÇÃO	1.273.632.989	1.287.252.429	1.297.680.073	1.526.229.593	1.517.912.753
28	ENCARGOS ESPECIAIS	430.069	426.729	426.729	580.898	580.898
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	370.000	415.000	415.000	350.000	350.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	642.256.852	644.865.492	644.865.492	798.335.563	798.335.563
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	76.762.424	85.457.376	85.457.376	86.385.642	86.385.642
364	ENSINO SUPERIOR	1.035.241.897	1.040.120.533	1.050.548.177	1.257.671.394	1.249.354.554
368	EDUCAÇÃO BÁSICA	1.029.951	1.072.460	1.072.460	1.109.391	1.109.391
846	OUTROS ENCARGOS ESPECIAIS	160.658.786	160.592.189	160.592.189	181.272.464	181.272.464
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.619.969.013	1.627.742.344	1.627.742.344	2.007.089.492	2.007.089.492
3	OUTRAS DESPESAS CORRENTES	287.497.868	293.870.606	289.368.811	310.468.562	301.378.834
4	INVESTIMENTOS	8.853.029	10.931.700	25.861.139	7.588.000	8.360.888

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.208.753.929**		**251.510.708**	**4.360.888**				**1.464.625.525**
1002	**331.886.063**							**331.886.063**
1050			**49.868.126**	**4.000.000**				**53.868.126**
1056	**466.449.500**							**466.449.500**
Total	**2.007.089.492**	**0**	**301.378.834**	**8.360.888**	**0**	**0**	**0**	**2.316.829.214**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26246 UNIVERSIDADE FEDERAL DE SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.093.832.083**
	Atividade								**1.114.804.954**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**21.575.712**
0032 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								21.575.712
			F	3-ODC	1	90	0	1000	8.944.476
			F	3-ODC	1	90	8	1000	12.631.236
0032 **20TP**	**Ativos Civis da União**	12 364							**1.028.047.712**
0032 20TP **0042**	Ativos Civis da União - **No Estado de Santa Catarina**								1.028.047.712
			F	1-PES	1	90	8	1000	1.028.047.712
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**64.809.930**
0032 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								64.809.930
			F	3-ODC	1	90	0	1000	406.320
			F	3-ODC	1	90	8	1000	64.403.610
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0042**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Santa Catarina**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1050	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**350.000**
0032 4572 **0042**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Santa Catarina**								350.000
	Servidor capacitado (unidade): 735		F	3-ODC	2	90	8	1000	300.000
			F	3-ODC	2	90	8	1050	50.000
	Operação Especial								**979.027.129**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**798.335.563**
0032 0181 **0042**	Aposentadorias e Pensões Civis da União - **No Estado de Santa Catarina**								798.335.563
			S	1-PES	1	90	0	1002	331.886.063
			S	1-PES	1	90	0	1056	466.449.500
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**180.691.566**
0032 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Santa Catarina**								180.691.566
			F	1-PES	0	91	8	1000	180.691.566
0909	**Operações Especiais: Outros Encargos Especiais**								**305.198**
	Operação Especial								**305.198**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0042**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Santa Catarina**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**290.547**
0909 0536 **0042**	Benefícios de Legislação Especial - **No Estado de Santa Catarina**								290.547
			S	3-ODC	1	90	0	1000	290.547
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**275.700**
	Operação Especial								**275.700**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**150.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								150.000
			F	3-ODC	2	50	0	1050	150.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**125.700**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								125.700
			F	3-ODC	2	80	0	1050	125.700
5111	**Educação Básica Democrática, com qualidade e equidade**								**1.109.391**
	Atividade								**1.109.391**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26246 UNIVERSIDADE FEDERAL DE SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**1.109.391**
5111 20RI **0042**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Santa Catarina**								1.109.391
	Estudante matriculado (unidade): 1.022		F	3-ODC	2	90	8	1000	879.391
			F	4-INV	2	90	8	1000	230.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**221.306.842**
	Atividade								**221.306.842**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**37.166.470**
5113 20GK **0042**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Santa Catarina**								37.166.470
	Projeto apoiado (unidade): 13.433		F	3-ODC	2	90	8	1000	7.029.704
			F	3-ODC	2	90	8	1050	26.499.016
			F	3-ODC	2	91	8	1050	87.750
			F	3-ODC	6	90	8	1000	1.750.000
			F	3-ODC	6	99	8	1000	1.800.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**146.535.540**
5113 20RK **0042**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Santa Catarina**								146.535.540
	Estudante matriculado (unidade): 36.684		F	3-ODC	2	90	8	1000	121.371.302
			F	3-ODC	2	90	8	1050	17.656.060
			F	3-ODC	2	91	8	1000	47.290
			F	3-ODC	2	91	8	1050	588.000
			F	4-INV	2	90	8	1000	2.872.888
			F	4-INV	2	90	8	1050	4.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**66.288**
5113 21D7 **0042**	Apoio à Educação a Distância - **No Estado de Santa Catarina**								66.288
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	66.288
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**103.731**
5113 21GS **0042**	Internacionalização da Educação Superior - **No Estado de Santa Catarina**								103.731
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	103.731
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**36.176.813**
5113 4002 **0042**	Assistência ao Estudante de Ensino Superior - **No Estado de Santa Catarina**								36.176.813
	Estudante assistido (unidade): 9.209		F	3-ODC	2	90	0	1000	31.486.813
			F	3-ODC	2	90	0	1050	4.631.000
			F	3-ODC	2	91	0	1050	59.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.258.000**
5113 8282 **0042**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Santa Catarina**								1.258.000
	Projeto apoiado (unidade): 10		F	4-INV	2	90	8	1000	258.000
			F	4-INV	6	90	8	1000	1.000.000
Total									**2.316.829.214**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26247 UNIVERSIDADE FEDERAL DE SANTA MARIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.478.647.129	1.483.848.996	1.478.853.496	1.826.434.143	1.816.842.325
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.324.631.283	1.328.659.005	1.328.659.005	1.666.622.007	1.666.622.007
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	230.627	237.084	237.084	285.433	285.433
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	231.083	255.000	255.000	290.000	290.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	101.948	106.184	106.184	109.841	109.841
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	11.164.631	11.631.324	11.089.596	12.927.169	12.043.106
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	142.287.556	142.960.399	138.506.627	146.199.693	137.491.938
Funcao						
09	PREVIDÊNCIA SOCIAL	456.963.547	458.063.121	458.063.121	566.945.461	566.945.461
12	EDUCAÇÃO	1.021.221.872	1.025.293.791	1.020.298.291	1.258.913.249	1.249.321.431
28	ENCARGOS ESPECIAIS	461.710	492.084	492.084	575.433	575.433
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	200.000	200.000	200.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	456.963.547	458.063.121	458.063.121	566.945.461	566.945.461
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	53.864.720	59.074.411	59.074.411	61.714.075	61.714.075
363	ENSINO PROFISSIONAL	11.164.631	11.631.324	11.089.596	12.927.169	12.043.106
364	ENSINO SUPERIOR	819.236.343	818.373.437	813.919.665	1.014.987.673	1.006.279.918
368	EDUCAÇÃO BÁSICA	101.948	106.184	106.184	109.841	109.841
846	OUTROS ENCARGOS ESPECIAIS	137.115.939	136.400.519	136.400.519	169.528.324	169.528.324
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.270.566.563	1.269.397.594	1.269.397.594	1.604.700.983	1.604.700.983
3	OUTRAS DESPESAS CORRENTES	192.477.284	212.066.402	205.720.902	216.483.160	206.021.496
4	INVESTIMENTOS	15.603.282	2.385.000	3.735.000	5.250.000	6.119.846

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**1.037.755.522**		**202.968.498**	**5.019.846**				**1.245.743.866**
1002	**130.798.975**							**130.798.975**
1050			**3.052.998**	**1.100.000**				**4.152.998**
1056	**436.146.486**							**436.146.486**
Total	**1.604.700.983**	**0**	**206.021.496**	**6.119.846**	**0**	**0**	**0**	**1.816.842.325**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26247 UNIVERSIDADE FEDERAL DE SANTA MARIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.666.622.007**
	Atividade								**930.723.655**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.940.696**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								11.940.696
			F	3-ODC	1	90	0	1000	3.424.452
			F	3-ODC	1	90	8	1000	8.516.244
0032 **20TP**	**Ativos Civis da União**	12 364							**868.787.980**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								868.787.980
			F	1-PES	1	90	8	1000	868.787.980
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**49.773.379**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								49.773.379
			F	3-ODC	1	90	0	1000	706.032
			F	3-ODC	1	90	8	1000	49.067.347
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul**								21.600
	Agente público beneficiado (unidade): 280		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								200.000
	Servidor capacitado (unidade): 1.500		F	3-ODC	2	90	8	1000	186.000
			F	3-ODC	2	91	8	1000	14.000
	Operação Especial								**735.898.352**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**566.945.461**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								566.945.461
			S	1-PES	1	90	0	1002	130.798.975
			S	1-PES	1	90	0	1056	436.146.486
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**168.952.891**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								168.952.891
			F	1-PES	0	91	8	1000	168.952.891
0909	**Operações Especiais: Outros Encargos Especiais**								**285.433**
	Operação Especial								**285.433**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**270.782**
0909 0536 **0043**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Sul**								270.782
			S	3-ODC	1	90	0	1000	270.782
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**290.000**
	Operação Especial								**290.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**210.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								210.000
			F	3-ODC	2	50	0	1050	210.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**80.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								80.000
			F	3-ODC	2	80	0	1050	80.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**109.841**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26247 UNIVERSIDADE FEDERAL DE SANTA MARIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**109.841**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**109.841**
5111 20RI **0043**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 103								109.841
			F	3-ODC	2	90	8	1000	109.841
5112	**Educação Profissional e Tecnológica que Transforma**								**12.043.106**
	Atividade								**12.043.106**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.607.368**
5112 20RL **0043**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 2.925								8.607.368
			F	3-ODC	2	90	8	1000	7.757.368
			F	4-INV	2	90	8	1000	850.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**10.010**
5112 21IH **0043**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 35								10.010
			F	3-ODC	2	90	0	1000	10.010
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.425.728**
5112 2994 **0043**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 2.050								3.425.728
			F	3-ODC	2	90	0	1000	3.425.728
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**137.491.938**
	Atividade								**136.691.938**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**10.639.467**
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 44								10.639.467
			F	3-ODC	2	90	8	1000	10.379.467
			F	3-ODC	2	91	8	1000	60.000
			F	3-ODC	6	90	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**87.599.619**
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 26.351								87.599.619
			F	3-ODC	2	90	8	1000	80.519.775
			F	3-ODC	2	90	8	1050	2.762.998
			F	3-ODC	2	91	8	1000	500.000
			F	3-ODC	6	90	8	1000	200.000
			F	3-ODC	6	99	8	1000	147.000
			F	4-INV	2	90	8	1000	2.316.846
			F	4-INV	2	90	8	1050	1.100.000
			F	4-INV	6	99	8	1000	53.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**209.499**
5113 21D7 **0043**	Apoio à Educação a Distância - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 43								209.499
			F	3-ODC	2	90	8	1000	209.499
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**70.166**
5113 21GS **0043**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								70.166
			F	3-ODC	2	90	8	1000	70.166
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**28.230.165**
5113 4002 **0043**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 18.000								28.230.165
			F	3-ODC	2	90	0	1000	28.230.165
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**9.943.022**
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 28								9.943.022
			F	3-ODC	2	90	8	1000	8.943.022
			F	4-INV	6	90	8	1000	1.000.000
	Projeto								**800.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26247 UNIVERSIDADE FEDERAL DE SANTA MARIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**800.000**
5113 15R3 **0043**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul**								800.000
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	800.000
Total									**1.816.842.325**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26248 UNIVERSIDADE FEDERAL RURAL DE PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		741.943.511	750.753.696	747.163.606	910.642.938	908.319.687
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	660.866.187	670.612.755	670.612.755	828.216.244	828.216.244
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	64.667	94.000	94.000	42.376	42.376
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	2.548.947	2.668.960	2.577.324	2.709.882	2.574.126
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	78.463.710	77.364.981	73.866.527	79.659.785	77.472.290
Funcao						
09	PREVIDÊNCIA SOCIAL	191.355.064	191.770.473	191.770.473	238.144.286	238.144.286
12	EDUCAÇÃO	550.523.780	558.876.223	555.286.133	672.441.625	670.118.374
28	ENCARGOS ESPECIAIS	64.667	107.000	107.000	57.027	57.027
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	102.599	200.000	200.000	221.372	221.372
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	191.355.064	191.770.473	191.770.473	238.144.286	238.144.286
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.020.142	34.174.012	34.174.012	36.094.357	36.094.357
363	ENSINO PROFISSIONAL	2.548.947	2.668.960	2.577.324	2.709.882	2.574.126
364	ENSINO SUPERIOR	428.974.741	434.166.743	430.668.289	527.501.883	525.314.388
846	OUTROS ENCARGOS ESPECIAIS	87.942.019	87.751.908	87.751.908	105.949.558	105.949.558
GND						
1	PESSOAL E ENCARGOS SOCIAIS	629.743.446	636.230.143	636.230.143	791.893.566	791.893.566
3	OUTRAS DESPESAS CORRENTES	108.266.880	113.223.553	109.633.463	117.215.216	112.218.741
4	INVESTIMENTOS	3.933.185	1.300.000	1.300.000	1.534.156	4.207.380

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**553.749.280**		**111.512.486**	**4.207.380**				**669.469.146**
1050			**706.255**					**706.255**
1056	**238.144.286**							**238.144.286**
Total	**791.893.566**	**0**	**112.218.741**	**4.207.380**	**0**	**0**	**0**	**908.319.687**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26248 UNIVERSIDADE FEDERAL RURAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**828.216.244**
	Atividade								**484.179.427**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.261.212**
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								7.261.212
			F	3-ODC	1	90	0	1000	1.482.216
			F	3-ODC	1	90	8	1000	5.778.996
0032 **20TP**	**Ativos Civis da União**	12 364							**447.842.098**
0032 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								447.842.098
			F	1-PES	1	90	8	1000	447.842.098
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**28.833.145**
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								28.833.145
			F	3-ODC	1	90	0	1000	245.388
			F	3-ODC	1	90	8	1000	28.587.757
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Pernambuco**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**221.372**
0032 4572 **0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Pernambuco**								221.372
	Servidor capacitado (unidade): 270		F	3-ODC	2	90	8	1000	221.372
	Operação Especial								**344.036.817**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**238.144.286**
0032 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								238.144.286
			S	1-PES	1	90	0	1056	238.144.286
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**105.892.531**
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								105.892.531
			F	1-PES	0	91	8	1000	105.892.531
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**42.376**
	Operação Especial								**42.376**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**37.433**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								37.433
			F	3-ODC	2	50	0	1050	37.433
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**4.943**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								4.943
			F	3-ODC	2	80	0	1050	4.943
5112	**Educação Profissional e Tecnológica que Transforma**								**2.574.126**
	Atividade								**2.574.126**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.717.274**
5112 20RL **0026**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								1.717.274
	Estudante matriculado (unidade): 1.131		F	3-ODC	2	90	8	1000	1.717.274
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**10.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26248 UNIVERSIDADE FEDERAL RURAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 21IH **0026**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Pernambuco**								10.000
	Estudante assistido (unidade): 1		F	3-ODC	2	90	0	1000	10.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**846.852**
5112 2994 **0026**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								846.852
	Estudante assistido (unidade): 1.000		F	3-ODC	2	90	0	1000	846.852
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**77.472.290**
	Atividade								**77.472.290**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.458.333**
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Pernambuco**								3.458.333
	Projeto apoiado (unidade): 200		F	3-ODC	2	90	8	1000	3.458.333
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**57.751.382**
5113 20RK **0026**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Pernambuco**								57.751.382
	Estudante matriculado (unidade): 14.940		F	3-ODC	2	90	8	1000	54.182.735
			F	3-ODC	2	90	8	1050	663.879
			F	3-ODC	2	91	8	1000	7.063
			F	3-ODC	6	90	8	1000	800.000
			F	4-INV	2	90	8	1000	1.097.705
			F	4-INV	6	90	8	1000	1.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**188.109**
5113 21D7 **0026**	Apoio à Educação a Distância - **No Estado de Pernambuco**								188.109
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	138.109
			F	4-INV	2	90	8	1000	50.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**49.864**
5113 21GS **0026**	Internacionalização da Educação Superior - **No Estado de Pernambuco**								49.864
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	49.864
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**14.214.602**
5113 4002 **0026**	Assistência ao Estudante de Ensino Superior - **No Estado de Pernambuco**								14.214.602
	Estudante assistido (unidade): 7.800		F	3-ODC	2	90	0	1000	13.964.927
			F	4-INV	2	90	0	1000	249.675
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.810.000**
5113 8282 **0026**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Pernambuco**								1.810.000
	Projeto apoiado (unidade): 36		F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	90	8	1000	1.760.000
Total									**908.319.687**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26249 UNIVERSIDADE FEDERAL RURAL DO RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		858.364.723	827.108.017	838.005.463	983.776.316	991.608.787
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	743.664.315	751.775.701	751.775.701	907.047.820	907.047.820
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	120.270	144.000	144.000	144.000	144.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	3.830.297	3.988.104	3.822.584	3.848.897	3.605.384
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	110.749.841	71.187.212	82.250.178	72.720.948	80.796.932
Funcao						
09	PREVIDÊNCIA SOCIAL	223.548.060	227.826.928	227.826.928	277.020.619	277.020.619
12	EDUCAÇÃO	634.696.393	599.124.089	610.021.535	706.597.046	714.429.517
28	ENCARGOS ESPECIAIS	120.270	157.000	157.000	158.651	158.651
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	600.000	700.000	700.000	724.080	724.080
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	223.548.060	227.826.928	227.826.928	277.020.619	277.020.619
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	39.362.540	41.598.513	41.598.513	43.876.580	43.876.580
363	ENSINO PROFISSIONAL	3.830.297	3.988.104	3.822.584	3.848.897	3.605.384
364	ENSINO SUPERIOR	506.321.452	471.107.993	482.170.959	567.148.971	575.224.955
846	OUTROS ENCARGOS ESPECIAIS	84.702.374	81.886.479	81.886.479	91.157.169	91.157.169
GND						
1	PESSOAL E ENCARGOS SOCIAIS	703.701.775	709.490.188	709.490.188	862.461.811	862.461.811
3	OUTRAS DESPESAS CORRENTES	152.314.488	114.263.040	124.905.149	118.789.494	125.768.489
4	INVESTIMENTOS	2.348.460	3.354.789	3.610.126	2.525.011	3.378.487

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**585.441.192**		**123.657.715**	**3.378.487**				**712.477.394**
1002	**42.110.855**							**42.110.855**
1050			**2.110.774**					**2.110.774**
1056	**234.909.764**							**234.909.764**
Total	**862.461.811**	**0**	**125.768.489**	**3.378.487**	**0**	**0**	**0**	**991.608.787**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26249 UNIVERSIDADE FEDERAL RURAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**907.047.820**
	Atividade								**539.028.683**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.793.028**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								7.793.028
			F	3-ODC	1	90	0	1000	1.840.008
			F	3-ODC	1	90	8	1000	5.953.020
0032 **20TP**	**Ativos Civis da União**	12 364							**494.428.023**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								494.428.023
			F	1-PES	1	90	8	1000	494.428.023
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**36.083.552**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								36.083.552
			F	3-ODC	1	90	0	1000	111.876
			F	3-ODC	1	90	8	1000	35.971.676
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**724.080**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								724.080
	Servidor capacitado (unidade): 1.600		F	3-ODC	2	90	8	1000	724.080
	Operação Especial								**368.019.137**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**277.020.619**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								277.020.619
			S	1-PES	1	90	0	1002	42.110.855
			S	1-PES	1	90	0	1056	234.909.764
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**90.998.518**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								90.998.518
			F	1-PES	0	91	8	1000	90.998.518
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**144.000**
	Operação Especial								**144.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**114.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								114.000
			F	3-ODC	2	50	0	1000	114.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**30.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								30.000
			F	3-ODC	2	80	0	1000	30.000
5112	**Educação Profissional e Tecnológica que Transforma**								**3.605.384**
	Atividade								**3.605.384**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.628.910**
5112 20RL **0033**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								2.628.910
	Estudante matriculado (unidade): 1.000		F	3-ODC	2	90	8	1000	2.103.899
			F	4-INV	2	90	8	1000	525.011
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**976.474**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26249 UNIVERSIDADE FEDERAL RURAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 2994 **0033**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								976.474
	Estudante assistido (unidade): 500		F	3-ODC	2	90	0	1000	976.474
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**80.796.932**
	Atividade								**80.796.932**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**15.950.277**
5113 20GK **0033**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio de Janeiro**								15.700.277
	Projeto apoiado (unidade): 1.793		F	3-ODC	2	90	8	1000	3.706.952
			F	3-ODC	6	90	8	1000	5.900.000
			F	3-ODC	6	99	8	1000	6.093.325
5113 20GK **7106**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **FRIPERJ - No Estado do Rio de Janeiro**								250.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	90	8	1000	250.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**47.423.844**
5113 20RK **0033**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								46.423.844
	Estudante matriculado (unidade): 17.500		F	3-ODC	2	90	8	1000	44.291.962
			F	3-ODC	2	90	8	1050	2.110.774
			F	3-ODC	2	91	8	1000	21.108
5113 20RK **7337**	Funcionamento de Instituições Federais de Ensino Superior - **Campus Xerém - No Município de Duque de Caxias - RJ**								1.000.000
	Estudante matriculado (unidade): 70		F	4-INV	6	90	8	1000	1.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**966.997**
5113 21D7 **0033**	Apoio à Educação a Distância - **No Estado do Rio de Janeiro**								966.997
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	966.997
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**56.772**
5113 21GS **0033**	Internacionalização da Educação Superior - **No Estado do Rio de Janeiro**								56.772
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	56.772
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**14.545.566**
5113 4002 **0033**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio de Janeiro**								14.545.566
	Estudante assistido (unidade): 8.573		F	3-ODC	2	90	0	1000	14.545.566
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.853.476**
5113 8282 **0033**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								1.853.476
	Projeto apoiado (unidade): 4		F	4-INV	2	90	8	1000	1.853.476
Total									**991.608.787**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26250 FUNDAÇÃO UNIVERSIDADE FEDERAL DE RORAIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		313.322.389	313.791.238	333.772.940	373.636.439	371.231.795
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	260.190.624	269.346.269	269.346.269	325.520.757	325.520.757
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	79.215	100.000	100.000	100.000	100.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	414.057	435.355	435.355	450.347	450.347
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	1.574.616	2.309.475	2.255.699	2.418.959	2.327.007
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	51.063.878	41.587.139	61.622.617	45.131.725	42.819.033
Funcao						
09	PREVIDÊNCIA SOCIAL	41.073.564	40.675.717	40.675.717	53.311.971	53.311.971
12	EDUCAÇÃO	272.169.611	273.002.521	292.984.223	320.209.817	317.805.173
28	ENCARGOS ESPECIAIS	79.215	113.000	113.000	114.651	114.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	79.805	157.000	157.000	157.000	157.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	41.073.564	40.675.717	40.675.717	53.311.971	53.311.971
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	16.204.778	17.844.433	17.844.433	18.382.167	18.382.167
363	ENSINO PROFISSIONAL	1.574.616	2.309.475	2.255.699	2.418.959	2.327.007
364	ENSINO SUPERIOR	220.113.870	215.395.921	235.431.399	255.994.011	253.681.319
368	EDUCAÇÃO BÁSICA	414.057	435.355	435.355	450.347	450.347
846	OUTROS ENCARGOS ESPECIAIS	33.861.699	36.951.737	36.951.737	42.900.384	42.900.384
GND						
1	PESSOAL E ENCARGOS SOCIAIS	243.906.040	251.336.236	251.336.236	306.974.641	306.974.641
3	OUTRAS DESPESAS CORRENTES	58.695.742	59.741.404	58.535.726	64.269.783	61.865.139
4	INVESTIMENTOS	10.720.607	2.713.598	23.900.978	2.392.015	2.392.015

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**253.662.670**		**59.607.013**	**2.392.015**				**315.661.698**
1050			**2.258.126**					**2.258.126**
1056	**53.311.971**							**53.311.971**
Total	**306.974.641**	**0**	**61.865.139**	**2.392.015**	**0**	**0**	**0**	**371.231.795**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26250 FUNDAÇÃO UNIVERSIDADE FEDERAL DE RORAIMA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**325.520.757**
			Atividade								**229.423.053**
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.655.144**
0032	2004	**0014**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Roraima**								2.655.144
					F	3-ODC	1	90	0	1000	408.888
					F	3-ODC	1	90	8	1000	2.246.256
0032	**20TP**		**Ativos Civis da União**	12 364							**210.862.286**
0032	20TP	**0014**	Ativos Civis da União - **No Estado de Roraima**								210.862.286
					F	1-PES	1	90	8	1000	210.862.286
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**15.727.023**
0032	212B	**0014**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Roraima**								15.727.023
					F	3-ODC	1	90	0	1000	64.188
					F	3-ODC	1	90	8	1000	15.662.835
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032	216H	**0014**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Roraima**								21.600
			Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032	**4572**		**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**157.000**
0032	4572	**0014**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Roraima**								157.000
			Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	157.000
			Operação Especial								**96.097.704**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**53.311.971**
0032	0181	**0014**	Aposentadorias e Pensões Civis da União - **No Estado de Roraima**								53.311.971
					S	1-PES	1	90	0	1056	53.311.971
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**42.785.733**
0032	09HB	**0014**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Roraima**								42.785.733
					F	1-PES	0	91	8	1000	42.785.733
0909			**Operações Especiais: Outros Encargos Especiais**								**14.651**
			Operação Especial								**14.651**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909	00S6	**0014**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Roraima**								14.651
					F	1-PES	1	90	0	1000	14.651
0910			**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**100.000**
			Operação Especial								**100.000**
0910	**00PW**		**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**80.000**
0910	00PW	**0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								80.000
					F	3-ODC	2	50	0	1050	80.000
0910	**00UU**		**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910	00UU	**0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
					F	3-ODC	2	80	0	1050	20.000
5111			**Educação Básica Democrática, com qualidade e equidade**								**450.347**
			Atividade								**450.347**
5111	**20RI**		**Funcionamento das Instituições Federais de Educação Básica**	12 368							**450.347**
5111	20RI	**0014**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Roraima**								450.347
			Estudante matriculado (unidade): 462		F	3-ODC	2	90	8	1000	329.087
					F	4-INV	2	90	8	1000	121.260

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26250 FUNDAÇÃO UNIVERSIDADE FEDERAL DE RORAIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	**Educação Profissional e Tecnológica que Transforma**								**2.327.007**
	Atividade								**2.327.007**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.663.165**
5112 20RL **0014**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Roraima**								1.663.165
	Estudante matriculado (unidade): 391		F	3-ODC	2	90	8	1000	1.163.165
			F	4-INV	2	90	8	1000	500.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**100.000**
5112 21IH **0014**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Roraima**								100.000
	Estudante assistido (unidade): 2		F	3-ODC	2	90	0	1000	100.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**563.842**
5112 2994 **0014**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Roraima**								563.842
	Estudante assistido (unidade): 309		F	3-ODC	2	90	0	1000	563.842
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**42.819.033**
	Atividade								**42.819.033**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.700.613**
5113 20GK **0014**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Roraima**								2.700.613
	Projeto apoiado (unidade): 31		F	3-ODC	2	90	8	1000	2.315.553
			F	4-INV	2	90	8	1000	385.060
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**23.493.962**
5113 20RK **0014**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Roraima**								23.493.962
	Estudante matriculado (unidade): 8.727		F	3-ODC	2	90	8	1000	20.450.141
			F	3-ODC	2	90	8	1050	2.158.126
			F	4-INV	2	90	8	1000	885.695
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**61.704**
5113 21D7 **0014**	Apoio à Educação a Distância - **No Estado de Roraima**								61.704
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	61.704
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**18.988**
5113 21GS **0014**	Internacionalização da Educação Superior - **No Estado de Roraima**								18.988
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	18.988
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**6.475.376**
5113 4002 **0014**	Assistência ao Estudante de Ensino Superior - **No Estado de Roraima**								6.475.376
	Estudante assistido (unidade): 1.209		F	3-ODC	2	90	0	1000	6.475.376
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**10.068.390**
5113 8282 **0014**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Roraima**								10.068.390
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	8.868.390
			F	3-ODC	6	90	8	1000	700.000
			F	4-INV	2	90	8	1000	500.000
Total									**371.231.795**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26251 FUNDAÇÃO UNIVERSIDADE FEDERAL DO TOCANTINS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		382.213.274	371.045.274	394.646.586	440.338.556	468.224.035
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	308.281.213	306.220.120	306.220.120	369.402.747	369.402.747
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	75.908	76.076	76.076	101.076	101.076
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	73.856.153	64.745.828	88.347.140	70.834.733	98.720.212
Funcao						
09	PREVIDÊNCIA SOCIAL	13.399.504	3.318.787	3.318.787	0	0
12	EDUCAÇÃO	368.737.862	367.647.161	391.248.473	440.237.480	468.122.959
28	ENCARGOS ESPECIAIS	75.908	79.326	79.326	101.076	101.076
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	249.999	150.000	150.000	161.000	161.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	13.399.504	3.318.787	3.318.787	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	22.929.330	24.701.161	24.701.161	24.875.676	24.875.676
364	ENSINO SUPERIOR	299.844.638	297.144.524	320.745.836	358.892.677	386.778.156
846	OUTROS ENCARGOS ESPECIAIS	45.789.803	45.730.802	45.730.802	56.409.203	56.409.203
GND						
1	PESSOAL E ENCARGOS SOCIAIS	285.101.884	281.372.209	281.372.209	344.366.071	344.366.071
3	OUTRAS DESPESAS CORRENTES	88.116.585	86.214.459	84.763.281	91.040.125	87.963.844
4	INVESTIMENTOS	8.994.805	3.458.606	28.511.096	4.932.360	35.894.120

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**344.366.071**		**82.630.871**	**35.341.446**				**462.338.388**
1050			**5.332.973**	**552.674**				**5.885.647**
Total	**344.366.071**	**0**	**87.963.844**	**35.894.120**	**0**	**0**	**0**	**468.224.035**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26251 FUNDAÇÃO UNIVERSIDADE FEDERAL DO TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**369.402.747**
	Atividade								**313.094.620**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.053.456**
0032 2004 **0017**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								4.053.456
			F	3-ODC	1	90	8	1000	4.053.456
0032 **20TP**	**Ativos Civis da União**	12 364							**288.057.944**
0032 20TP **0017**	Ativos Civis da União - **No Estado do Tocantins**								288.057.944
			F	1-PES	1	90	8	1000	288.057.944
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.822.220**
0032 212B **0017**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								20.822.220
			F	3-ODC	1	90	8	1000	20.822.220
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**161.000**
0032 4572 **0017**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Tocantins**								161.000
	Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	161.000
	Operação Especial								**56.308.127**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**56.308.127**
0032 09HB **0017**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Tocantins**								56.308.127
			F	1-PES	0	91	8	1000	56.308.127
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**101.076**
	Operação Especial								**101.076**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**101.076**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								101.076
			F	3-ODC	2	50	0	1000	101.076
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**98.720.212**
	Atividade								**98.720.212**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.046.150**
5113 20GK **0017**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Tocantins**								3.046.150
	Projeto apoiado (unidade): 5		F	3-ODC	2	90	8	1000	1.946.150
			F	3-ODC	6	90	8	1000	900.000
			F	3-ODC	6	99	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**45.896.244**
5113 20RK **0017**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Tocantins**								45.896.244
	Estudante matriculado (unidade): 16.717		F	3-ODC	2	90	8	1000	35.029.507
			F	3-ODC	2	90	8	1050	5.332.973
			F	3-ODC	2	91	8	1000	3.200.000
			F	4-INV	2	90	8	1000	627.090
			F	4-INV	2	90	8	1050	552.674
			F	4-INV	6	90	8	1000	1.154.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**217.489**
5113 21D7 **0017**	Apoio à Educação a Distância - **No Estado do Tocantins**								217.489
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	217.489
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**147.226**
5113 21GS **0017**	Internacionalização da Educação Superior - **No Estado do Tocantins**								147.226
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	147.226
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**16.052.747**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26251 FUNDAÇÃO UNIVERSIDADE FEDERAL DO TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 4002 **0017**	Assistência ao Estudante de Ensino Superior - **No Estado do Tocantins** Estudante assistido (unidade): 5.083								16.052.747
			F	3-ODC	2	90	0	1000	15.852.747
			F	4-INV	2	90	0	1000	200.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**33.360.356**
5113 8282 **0017**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Tocantins** Projeto apoiado (unidade): 151								33.360.356
			F	4-INV	2	90	8	1000	14.560.356
			F	4-INV	6	90	8	1000	300.000
			F	4-INV	7	90	8	1000	18.500.000
Total									**468.224.035**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26252 UNIVERSIDADE FEDERAL DE CAMPINA GRANDE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		855.915.016	866.883.236	864.775.238	1.052.358.477	1.074.070.133
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	761.241.731	768.400.514	768.400.514	947.047.854	947.047.854
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	86.500	86.500	86.500	96.000	96.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	46.365	74.329	74.329	76.889	76.889
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	435.389	2.178.225	2.178.225	2.293.361	2.293.361
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	94.105.032	96.130.668	94.022.670	102.829.722	124.541.378
Funcao						
09	PREVIDÊNCIA SOCIAL	208.086.597	209.690.523	209.690.523	259.894.442	259.894.442
12	EDUCAÇÃO	647.741.919	657.093.213	654.985.215	792.353.384	814.065.040
28	ENCARGOS ESPECIAIS	86.500	99.500	99.500	110.651	110.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	30.897	120.000	120.000	150.000	150.000
128	FORMAÇÃO DE RECURSOS HUMANOS	84.397	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	208.086.597	209.690.523	209.690.523	259.894.442	259.894.442
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	36.027.823	40.277.902	40.277.902	41.135.703	41.135.703
363	ENSINO PROFISSIONAL	435.389	2.178.225	2.178.225	2.293.361	2.293.361
364	ENSINO SUPERIOR	519.838.793	523.644.084	521.536.086	637.137.561	658.849.217
368	EDUCAÇÃO BÁSICA	46.365	74.329	74.329	76.889	76.889
846	OUTROS ENCARGOS ESPECIAIS	91.364.757	90.798.173	90.798.173	111.570.521	111.570.521
GND						
1	PESSOAL E ENCARGOS SOCIAIS	725.098.614	727.915.612	727.915.612	905.676.802	905.676.802
3	OUTRAS DESPESAS CORRENTES	125.156.083	132.167.624	127.760.549	139.681.675	134.140.229
4	INVESTIMENTOS	5.660.320	6.800.000	9.099.077	7.000.000	34.253.102

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**645.782.360**		**133.584.189**	**34.253.102**				**813.619.651**
1050			**556.040**					**556.040**
1056	**259.894.442**							**259.894.442**
Total	**905.676.802**	**0**	**134.140.229**	**34.253.102**	**0**	**0**	**0**	**1.074.070.133**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26252 UNIVERSIDADE FEDERAL DE CAMPINA GRANDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**947.047.854**
	Atividade								**575.693.542**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.028.504**
0032 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								8.028.504
			F	3-ODC	1	90	0	1000	1.891.116
			F	3-ODC	1	90	8	1000	6.137.388
0032 **20TP**	**Ativos Civis da União**	12 364							**534.307.839**
0032 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								534.307.839
			F	1-PES	1	90	8	1000	534.307.839
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**33.107.199**
0032 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								33.107.199
			F	3-ODC	1	90	0	1000	272.580
			F	3-ODC	1	90	8	1000	32.834.619
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**150.000**
0032 216H **0025**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Paraíba**								150.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	8	1000	150.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0025**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Paraíba**								100.000
	Servidor capacitado (unidade): 1.000		F	3-ODC	2	90	8	1050	100.000
	Operação Especial								**371.354.312**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**259.894.442**
0032 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								259.894.442
			S	1-PES	1	90	0	1056	259.894.442
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**111.459.870**
0032 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								111.459.870
			F	1-PES	0	91	8	1000	111.459.870
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**96.000**
	Operação Especial								**96.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**96.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								96.000
			F	3-ODC	2	50	0	1000	96.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**76.889**
	Atividade								**76.889**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**76.889**
5111 20RI **0025**	Funcionamento das Instituições Federais de Educação Básica - **No Estado da Paraíba**								76.889
	Estudante matriculado (unidade): 106		F	3-ODC	2	90	8	1000	76.889
5112	**Educação Profissional e Tecnológica que Transforma**								**2.293.361**
	Atividade								**2.293.361**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.692.510**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26252 UNIVERSIDADE FEDERAL DE CAMPINA GRANDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0025**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba** Estudante matriculado (unidade): 600								1.692.510
			F	3-ODC	2	90	8	1000	792.510
			F	4-INV	2	90	8	1000	900.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**600.851**
5112 2994 **0025**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba** Estudante assistido (unidade): 600								600.851
			F	3-ODC	2	90	0	1000	600.851
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**124.541.378**
	Atividade								**124.541.378**
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**73.365.512**
5113 20RK **0025**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado da Paraíba** Estudante matriculado (unidade): 19.841								73.365.512
			F	3-ODC	2	90	8	1000	71.308.912
			F	3-ODC	2	90	8	1050	456.040
			F	3-ODC	2	91	8	1000	100.560
			F	3-ODC	6	90	8	1000	1.000.000
			F	3-ODC	6	99	8	1000	500.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**60.011**
5113 21GS **0025**	Internacionalização da Educação Superior - **No Estado da Paraíba** Projeto apoiado (unidade): 16								60.011
			F	3-ODC	2	90	8	1000	60.011
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**19.708.903**
5113 4002 **0025**	Assistência ao Estudante de Ensino Superior - **No Estado da Paraíba** Estudante assistido (unidade): 7.652								19.708.903
			F	3-ODC	2	90	0	1000	17.762.753
			F	4-INV	2	90	0	1000	1.946.150
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**31.406.952**
5113 8282 **0025**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Paraíba** Projeto apoiado (unidade): 37								31.006.952
			F	4-INV	2	90	8	1000	18.706.952
			F	4-INV	6	90	8	1000	1.500.000
			F	4-INV	7	90	8	1000	10.800.000
5113 8282 **7401**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Modernização de estrutura esportiva do Centro de Desenvolvimento Sustentável do Semiárido (CDSA) - No Estado da Paraíba** Projeto apoiado (unidade): 2								400.000
			F	4-INV	6	90	8	1000	400.000
Total									**1.074.070.133**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26253 UNIVERSIDADE FEDERAL RURAL DA AMAZÔNIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		318.521.318	321.538.297	320.299.587	384.020.469	380.036.389
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	264.921.108	269.761.522	269.761.522	328.814.631	328.814.631
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	24.154	25.000	25.000	25.000	25.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	53.576.056	51.738.775	50.500.065	55.166.187	51.182.107
Funcao						
09	PREVIDÊNCIA SOCIAL	53.400.777	53.485.643	53.485.643	67.862.283	67.862.283
12	EDUCAÇÃO	265.096.387	268.014.654	266.775.944	316.118.535	312.134.455
28	ENCARGOS ESPECIAIS	24.154	38.000	38.000	39.651	39.651
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	97.166	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	53.400.777	53.485.643	53.485.643	67.862.283	67.862.283
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	16.074.811	18.094.161	18.094.161	18.430.262	18.430.262
364	ENSINO SUPERIOR	218.215.587	219.102.338	217.863.628	262.183.203	258.199.123
846	OUTROS ENCARGOS ESPECIAIS	30.732.976	30.756.155	30.756.155	35.444.721	35.444.721
GND						
1	PESSOAL E ENCARGOS SOCIAIS	248.749.131	251.580.361	251.580.361	310.299.020	310.299.020
3	OUTRAS DESPESAS CORRENTES	65.706.593	61.797.936	60.753.880	63.509.209	60.257.749
4	INVESTIMENTOS	4.065.594	8.160.000	7.965.346	10.212.240	9.479.620

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**242.436.737**		**59.740.842**	**9.479.620**				**311.657.199**
1050			**516.907**					**516.907**
1056	**67.862.283**							**67.862.283**
Total	**310.299.020**	**0**	**60.257.749**	**9.479.620**	**0**	**0**	**0**	**380.036.389**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26253 UNIVERSIDADE FEDERAL RURAL DA AMAZÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**328.814.631**
	Atividade								**225.547.278**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.044.820**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								3.044.820
			F	3-ODC	1	90	0	1000	470.220
			F	3-ODC	1	90	8	1000	2.574.600
0032 **20TP**	**Ativos Civis da União**	12 364							**207.017.016**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								207.017.016
			F	1-PES	1	90	8	1000	207.017.016
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**15.385.442**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								15.385.442
			F	3-ODC	1	90	0	1000	62.736
			F	3-ODC	1	90	8	1000	15.322.706
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0015**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Pará**								100.000
	Servidor capacitado (unidade): 400		F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**103.267.353**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**67.862.283**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								67.862.283
			S	1-PES	1	90	0	1056	67.862.283
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**35.405.070**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								35.405.070
			F	1-PES	0	91	8	1000	35.405.070
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**25.000**
	Operação Especial								**25.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**25.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								25.000
			F	3-ODC	2	50	0	1000	25.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**51.182.107**
	Atividade								**51.182.107**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.802.456**
5113 20GK **0015**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Pará**								2.802.456
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	2.802.456
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**33.108.067**
5113 20RK **0015**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Pará**								33.108.067
	Estudante matriculado (unidade): 9.305		F	3-ODC	2	90	8	1000	32.441.160
			F	3-ODC	2	90	8	1050	516.907
			F	4-INV	2	90	8	1000	150.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**25.034**
5113 21D7 **0015**	Apoio à Educação a Distância - **No Estado do Pará**								25.034
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	25.034
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**30.762**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26253 UNIVERSIDADE FEDERAL RURAL DA AMAZÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 21GS **0015**	Internacionalização da Educação Superior - **No Estado do Pará**								30.762
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	30.762
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**5.948.408**
5113 4002 **0015**	Assistência ao Estudante de Ensino Superior - **No Estado do Pará**								5.948.408
	Estudante assistido (unidade): 2.000		F	3-ODC	2	90	0	1000	5.886.168
			F	4-INV	2	90	0	1000	62.240
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**9.267.380**
5113 8282 **0015**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Pará**								9.267.380
	Projeto apoiado (unidade): 2		F	4-INV	2	90	8	1000	9.267.380
Total									**380.036.389**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26254 UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		503.740.876	511.586.516	509.235.466	618.329.805	614.726.626
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	453.169.723	459.724.116	459.724.116	564.867.888	564.867.888
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	76.869	95.482	95.482	104.551	104.551
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	51.866	60.045	60.045	80.150	80.150
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	1.541.481	1.837.465	1.837.465	1.636.019	1.636.019
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	48.900.937	49.869.408	47.518.358	51.641.197	48.038.018
Funcao						
09	PREVIDÊNCIA SOCIAL	163.555.078	166.280.210	166.280.210	200.414.630	200.414.630
12	EDUCAÇÃO	340.057.062	345.150.779	342.799.729	417.730.474	414.127.295
28	ENCARGOS ESPECIAIS	128.736	155.527	155.527	184.701	184.701
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	306.431	328.335	328.335	345.000	345.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	163.555.078	166.280.210	166.280.210	200.414.630	200.414.630
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.430.876	25.400.734	25.400.734	25.695.593	25.695.593
363	ENSINO PROFISSIONAL	1.541.481	1.837.465	1.837.465	1.636.019	1.636.019
364	ENSINO SUPERIOR	271.131.479	273.888.580	271.537.530	336.006.243	332.403.064
846	OUTROS ENCARGOS ESPECIAIS	43.775.531	43.851.192	43.851.192	54.232.320	54.232.320
GND						
1	PESSOAL E ENCARGOS SOCIAIS	429.432.416	434.008.047	434.008.047	538.841.946	538.841.946
3	OUTRAS DESPESAS CORRENTES	70.528.047	74.392.595	72.118.551	76.501.785	72.996.903
4	INVESTIMENTOS	3.780.412	3.185.874	3.108.868	2.986.074	2.887.777

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**338.427.316**		**72.142.141**	**2.662.777**				**413.232.234**
1002	**60.892.430**							**60.892.430**
1050			**854.762**	**225.000**				**1.079.762**
1056	**139.522.200**							**139.522.200**
Total	**538.841.946**	**0**	**72.996.903**	**2.887.777**	**0**	**0**	**0**	**614.726.626**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26254 UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**564.867.888**
	Atividade								**310.405.639**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.395.934**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								6.395.934
			F	3-ODC	1	90	0	1000	2.197.788
			F	3-ODC	1	90	8	1000	4.198.146
0032 **20TP**	**Ativos Civis da União**	12 364							**284.365.046**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								284.365.046
			F	1-PES	1	90	8	1000	284.365.046
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.299.659**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								19.299.659
			F	3-ODC	1	90	0	1000	284.412
			F	3-ODC	1	90	8	1000	19.015.247
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**345.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais** Servidor capacitado (unidade): 400								345.000
			F	3-ODC	2	90	8	1000	340.800
			F	3-ODC	2	91	8	1000	4.200
	Operação Especial								**254.462.249**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**200.414.630**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								200.414.630
			S	1-PES	1	90	0	1002	60.892.430
			S	1-PES	1	90	0	1056	139.522.200
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**54.047.619**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								54.047.619
			F	1-PES	0	91	8	1000	54.047.619
0909	**Operações Especiais: Outros Encargos Especiais**								**104.551**
	Operação Especial								**104.551**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**89.900**
0909 0536 **0031**	Benefícios de Legislação Especial - **No Estado de Minas Gerais**								89.900
			S	3-ODC	1	90	0	1000	89.900
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**80.150**
	Operação Especial								**80.150**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**80.150**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								80.150
			F	3-ODC	2	50	0	1000	80.150
5112	**Educação Profissional e Tecnológica que Transforma**								**1.636.019**
	Atividade								**1.636.019**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.107.008**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais** Estudante matriculado (unidade): 300								1.107.008
			F	3-ODC	2	90	8	1000	782.008
			F	4-INV	2	90	8	1000	325.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**529.011**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26254 UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								529.011
	Estudante assistido (unidade): 200		F	3-ODC	2	90	0	1000	529.011
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**48.038.018**
	Atividade								**48.038.018**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.728.434**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								1.728.434
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	1.498.434
			F	3-ODC	2	91	8	1000	15.000
			F	4-INV	2	90	8	1000	215.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**35.723.469**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								35.723.469
	Estudante matriculado (unidade): 8.193		F	3-ODC	2	90	8	1000	33.324.274
			F	3-ODC	2	90	8	1050	843.964
			F	3-ODC	2	91	8	1000	76.000
			F	3-ODC	2	91	8	1050	10.798
			F	4-INV	2	90	8	1000	1.243.433
			F	4-INV	2	90	8	1050	225.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**65.231**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								65.231
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	20.000
			F	4-INV	2	90	8	1000	45.231
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**167.888**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								167.888
	Projeto apoiado (unidade): 7		F	3-ODC	2	90	8	1000	167.888
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**9.528.883**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								9.528.883
	Estudante assistido (unidade): 5.608		F	3-ODC	2	90	0	1000	9.512.763
			F	3-ODC	2	91	0	1000	6.120
			F	4-INV	2	90	0	1000	10.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**824.113**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								824.113
	Projeto apoiado (unidade): 3		F	4-INV	2	90	8	1000	824.113
Total									**614.726.626**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26255 UNIVERSIDADE FEDERAL DOS VALES DO JEQUITINHONHA E MUCURI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		369.143.823	373.198.815	371.667.908	460.265.940	457.551.045
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	317.604.123	322.082.737	322.082.737	403.413.565	403.413.565
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	1.068	1.068	1.068	1.305	1.305
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	65.571	97.065	97.065	111.868	111.868
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	51.473.061	51.017.945	49.487.038	56.739.202	54.024.307
Funcao						
09	PREVIDÊNCIA SOCIAL	18.650.145	18.690.621	18.690.621	23.200.771	23.200.771
12	EDUCAÇÃO	350.427.040	354.410.061	352.879.154	436.951.996	434.237.101
28	ENCARGOS ESPECIAIS	66.639	98.133	98.133	113.173	113.173
Subfuncao						
122	ADMINISTRAÇÃO GERAL	39.699	34.200	34.200	41.400	41.400
128	FORMAÇÃO DE RECURSOS HUMANOS	200.000	220.000	220.000	220.000	220.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	18.650.145	18.690.621	18.690.621	23.200.771	23.200.771
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.242.132	25.613.961	25.613.961	26.709.868	26.709.868
364	ENSINO SUPERIOR	281.688.915	283.607.153	282.076.246	354.019.971	351.305.076
846	OUTROS ENCARGOS ESPECIAIS	45.322.933	45.032.880	45.032.880	56.073.930	56.073.930
GND						
1	PESSOAL E ENCARGOS SOCIAIS	294.123.360	296.215.644	296.215.644	376.443.602	376.443.602
3	OUTRAS DESPESAS CORRENTES	72.114.563	74.783.171	73.110.793	82.584.788	79.757.806
4	INVESTIMENTOS	2.905.900	2.200.000	2.341.471	1.237.550	1.349.637

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**353.242.831**		**76.678.858**	**1.349.637**				**431.271.326**
1050			**3.078.948**					**3.078.948**
1056	**23.200.771**							**23.200.771**
Total	**376.443.602**	**0**	**79.757.806**	**1.349.637**	**0**	**0**	**0**	**457.551.045**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26255 UNIVERSIDADE FEDERAL DOS VALES DO JEQUITINHONHA E MUCURI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**403.413.565**
	Atividade								**324.252.037**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.229.140**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								6.229.140
			F	3-ODC	1	90	0	1000	527.472
			F	3-ODC	1	90	8	1000	5.701.668
0032 **20TP**	**Ativos Civis da União**	12 364							**297.280.769**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								297.280.769
			F	1-PES	1	90	8	1000	297.280.769
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.480.728**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								20.480.728
			F	3-ODC	1	90	0	1000	81.780
			F	3-ODC	1	90	8	1000	20.398.948
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**41.400**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								41.400
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	41.400
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**220.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								220.000
	Servidor capacitado (unidade): 122		F	3-ODC	2	90	8	1000	220.000
	Operação Especial								**79.161.528**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**23.200.771**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								23.200.771
			S	1-PES	1	90	0	1056	23.200.771
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**55.960.757**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								55.960.757
			F	1-PES	0	91	8	1000	55.960.757
0909	**Operações Especiais: Outros Encargos Especiais**								**1.305**
	Operação Especial								**1.305**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**1.305**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								1.305
			F	1-PES	1	90	0	1000	1.305
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**111.868**
	Operação Especial								**111.868**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**69.015**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								69.015
			F	3-ODC	2	50	0	1000	69.015
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**42.853**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								42.853
			F	3-ODC	2	80	0	1000	42.853
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**54.024.307**
	Atividade								**54.024.307**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**4.308.224**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								3.308.224
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	3.308.224

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26255 UNIVERSIDADE FEDERAL DOS VALES DO JEQUITINHONHA E MUCURI

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113	20GK	**2582**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de Diamantina - MG**								1.000.000
			Projeto apoiado (unidade): 10		F	3-ODC	6	90	8	1000	1.000.000
5113	**20RK**		**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**39.932.589**
5113	20RK	**0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								39.932.589
			Estudante matriculado (unidade): 9.148		F	3-ODC	2	90	8	1000	36.813.641
					F	3-ODC	2	90	8	1050	3.078.948
					F	3-ODC	2	91	8	1000	40.000
5113	**21D7**		**Apoio à Educação a Distância**	12 364							**75.103**
5113	21D7	**0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								75.103
			Projeto apoiado (unidade): 6		F	3-ODC	2	90	8	1000	37.553
					F	4-INV	2	90	8	1000	37.550
5113	**21GS**		**Internacionalização da Educação Superior**	12 364							**108.253**
5113	21GS	**0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								108.253
			Projeto apoiado (unidade): 16		F	3-ODC	2	90	8	1000	108.253
5113	**4002**		**Assistência ao Estudante de Ensino Superior**	12 364							**8.288.051**
5113	4002	**0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								8.288.051
			Estudante assistido (unidade): 3.303		F	3-ODC	2	90	0	1000	8.288.051
5113	**8282**		**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.312.087**
5113	8282	**0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								1.312.087
			Projeto apoiado (unidade): 4		F	4-INV	2	90	8	1000	1.112.087
					F	4-INV	6	90	8	1000	200.000
Total											**457.551.045**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26256 CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA CELSO SUCKOW DA FONSECA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		504.606.603	510.729.363	509.413.560	617.646.581	615.842.685
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	453.783.793	459.319.205	459.319.205	564.750.170	564.750.170
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	128.847	165.000	165.000	142.000	142.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	50.693.962	51.232.158	49.916.355	52.739.760	50.935.864
Funcao						
09	PREVIDÊNCIA SOCIAL	134.085.000	133.082.424	133.082.424	163.593.805	163.593.805
12	EDUCAÇÃO	370.392.756	377.468.939	376.153.136	453.896.125	452.092.229
28	ENCARGOS ESPECIAIS	128.847	178.000	178.000	156.651	156.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	20.000	20.000	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	425.935	800.000	800.000	657.380	657.380
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	134.085.000	133.082.424	133.082.424	163.593.805	163.593.805
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	22.857.499	24.599.436	24.599.436	27.132.033	27.132.033
363	ENSINO PROFISSIONAL	298.108.636	303.652.752	302.336.949	365.345.396	363.541.500
846	OUTROS ENCARGOS ESPECIAIS	49.129.532	48.574.751	48.574.751	60.896.367	60.896.367
GND						
1	PESSOAL E ENCARGOS SOCIAIS	430.500.359	433.912.769	433.912.769	536.953.808	536.953.808
3	OUTRAS DESPESAS CORRENTES	67.674.579	70.002.468	67.883.991	76.692.773	73.322.956
4	INVESTIMENTOS	6.431.664	6.814.126	7.616.800	4.000.000	5.565.921

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**373.360.003**		**72.021.871**	**5.565.921**				**450.947.795**
1002	**6.796.170**							**6.796.170**
1050			**1.301.085**					**1.301.085**
1056	**156.797.635**							**156.797.635**
Total	**536.953.808**	**0**	**73.322.956**	**5.565.921**	**0**	**0**	**0**	**615.842.685**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26256 CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA CELSO SUCKOW DA FONSECA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**564.750.170**
	Atividade								**340.416.649**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.070.024**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								5.070.024
			F	3-ODC	1	90	0	1000	1.277.784
			F	3-ODC	1	90	8	1000	3.792.240
0032 **20TP**	**Ativos Civis da União**	12 363							**312.605.636**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								312.605.636
			F	1-PES	1	90	8	1000	312.605.636
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**22.062.009**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								22.062.009
			F	3-ODC	1	90	0	1000	81.780
			F	3-ODC	1	90	8	1000	21.980.229
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**657.380**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro** Servidor capacitado (unidade): 100								657.380
			F	3-ODC	2	90	8	1000	657.380
	Operação Especial								**224.333.521**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**163.593.805**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								163.593.805
			S	1-PES	1	90	0	1002	6.796.170
			S	1-PES	1	90	0	1056	156.797.635
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**60.739.716**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								60.739.716
			F	1-PES	0	91	8	1000	60.739.716
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**142.000**
	Operação Especial								**142.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**130.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								130.000
			F	3-ODC	2	50	0	1000	130.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**12.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								12.000
			F	3-ODC	2	80	0	1000	12.000
5112	**Educação Profissional e Tecnológica que Transforma**								**50.935.864**
	Atividade								**50.935.864**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.580.214**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26256 CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA CELSO SUCKOW DA FONSECA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0017**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Tocantins**								100.000
	Projeto viabilizado (unidade): 139		F	4-INV	6	90	8	1000	100.000
5112 20RG **0033**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								2.780.214
	Projeto viabilizado (unidade): 5		F	4-INV	2	90	8	1000	2.780.214
5112 20RG **3362**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Valença - RJ**								700.000
	Projeto viabilizado (unidade): 1		F	4-INV	6	90	8	1000	700.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**36.829.200**
5112 20RL **0033**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								35.829.200
	Estudante matriculado (unidade): 20.000		F	3-ODC	2	90	8	1000	33.529.397
			F	3-ODC	2	90	8	1050	1.301.085
			F	3-ODC	2	91	8	1000	13.011
			F	4-INV	2	90	8	1000	985.707
5112 20RL **7073**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus Nova Friburgo - No Estado do Rio de Janeiro**								1.000.000
	Estudante matriculado (unidade): 75		F	4-INV	6	90	8	1000	1.000.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**624.000**
5112 21B3 **0033**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio de Janeiro**								624.000
	Projeto apoiado (unidade): 21		F	3-ODC	2	90	8	1000	624.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**985.707**
5112 21IH **0033**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio de Janeiro**								985.707
	Estudante assistido (unidade): 190		F	3-ODC	2	90	0	1000	985.707
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.886.493**
5112 21IV **0033**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio de Janeiro**								2.886.493
	Estudante assistido (unidade): 1.443		F	3-ODC	2	90	0	1000	2.886.493
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.030.250**
5112 2994 **0033**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								6.030.250
	Estudante assistido (unidade): 2.200		F	3-ODC	2	90	0	1000	6.030.250
Total									**615.842.685**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26257 CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		578.302.157	584.933.382	584.846.212	695.623.942	692.733.993
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	513.420.168	521.562.448	521.562.448	630.405.313	630.405.313
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	118.885	70.800	70.800	121.034	121.034
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	143.227	126.443	126.443	168.177	168.177
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	64.619.877	63.173.691	63.086.521	64.929.418	62.039.469
Funcao						
09	PREVIDÊNCIA SOCIAL	130.444.426	130.938.990	130.938.990	159.650.537	159.650.537
12	EDUCAÇÃO	447.595.619	453.797.149	453.709.979	535.684.194	532.794.245
28	ENCARGOS ESPECIAIS	262.112	197.243	197.243	289.211	289.211
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	518.629	800.000	800.000	800.000	800.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	130.444.426	130.938.990	130.938.990	159.650.537	159.650.537
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	26.740.516	29.272.317	29.272.317	30.031.552	30.031.552
363	ENSINO PROFISSIONAL	363.514.905	366.754.405	366.667.235	435.327.718	432.437.769
846	OUTROS ENCARGOS ESPECIAIS	57.083.681	57.146.070	57.146.070	69.792.535	69.792.535
GND						
1	PESSOAL E ENCARGOS SOCIAIS	486.279.907	491.539.331	491.539.331	599.673.195	599.673.195
3	OUTRAS DESPESAS CORRENTES	90.421.249	92.394.051	90.126.250	94.950.747	90.875.091
4	INVESTIMENTOS	1.601.000	1.000.000	3.180.631	1.000.000	2.185.707

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**440.022.658**		**85.402.338**	**2.185.707**				**527.610.703**
1050			**5.472.753**					**5.472.753**
1056	**159.650.537**							**159.650.537**
Total	**599.673.195**	**0**	**90.875.091**	**2.185.707**	**0**	**0**	**0**	**692.733.993**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26257 CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**630.405.313**
	Atividade								**401.251.452**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.904.356**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								6.904.356
			F	3-ODC	1	90	0	1000	1.727.604
			F	3-ODC	1	90	8	1000	5.176.752
0032 **20TP**	**Ativos Civis da União**	12 363							**370.398.300**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								370.398.300
			F	1-PES	1	90	8	1000	370.398.300
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**23.127.196**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								23.127.196
			F	3-ODC	1	90	0	1000	102.216
			F	3-ODC	1	90	8	1000	23.024.980
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**800.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								800.000
	Servidor capacitado (unidade): 1.000		F	3-ODC	2	90	8	1000	800.000
	Operação Especial								**229.153.861**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**159.650.537**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								159.650.537
			S	1-PES	1	90	0	1056	159.650.537
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**69.503.324**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								69.503.324
			F	1-PES	0	91	8	1000	69.503.324
0909	**Operações Especiais: Outros Encargos Especiais**								**121.034**
	Operação Especial								**121.034**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**121.034**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								121.034
			F	1-PES	1	90	0	1000	121.034
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**168.177**
	Operação Especial								**168.177**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**159.477**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								159.477
			F	3-ODC	2	50	0	1050	159.477
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**8.700**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								8.700
			F	3-ODC	2	80	0	1050	8.700
5112	**Educação Profissional e Tecnológica que Transforma**								**62.039.469**
	Atividade								**62.039.469**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.185.707**
5112 20RG **0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								2.185.707
	Projeto viabilizado (unidade): 3		F	4-INV	2	90	8	1000	985.707
			F	4-INV	6	90	8	1000	1.200.000

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26257 CENTRO FEDERAL DE EDUCAÇÃO TECNOLÓGICA DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**41.541.246**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								41.541.246
	Estudante matriculado (unidade): 26.949		F	3-ODC	2	90	8	1000	36.620.530
			F	3-ODC	2	90	8	1050	4.706.993
			F	3-ODC	2	91	8	1000	13.723
			F	3-ODC	6	90	8	1000	200.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**9.104.005**
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								9.104.005
	Projeto apoiado (unidade): 285		F	3-ODC	2	90	8	1000	8.506.422
			F	3-ODC	2	90	8	1050	597.583
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**250.000**
5112 21IH **0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								250.000
	Estudante assistido (unidade): 562		F	3-ODC	2	90	0	1000	250.000
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.900.014**
5112 21IV **0031**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Minas Gerais**								2.900.014
	Estudante assistido (unidade): 1.450		F	3-ODC	2	90	0	1000	2.900.014
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.058.497**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								6.058.497
	Estudante assistido (unidade): 9.500		F	3-ODC	2	90	0	1000	6.058.497
Total									**692.733.993**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26258 UNIVERSIDADE TECNOLÓGICA FEDERAL DO PARANÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.274.791.929	1.282.110.541	1.280.941.403	1.538.157.865	1.533.260.256
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.105.270.410	1.118.306.229	1.118.306.229	1.367.324.964	1.367.324.964
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	80.867	126.000	126.000	129.000	129.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	169.440.652	163.665.312	162.496.174	170.689.250	165.791.641
Funcao						
09	PREVIDÊNCIA SOCIAL	186.070.814	186.750.703	186.750.703	234.389.986	234.389.986
12	EDUCAÇÃO	1.088.640.248	1.095.220.838	1.094.051.700	1.303.624.228	1.298.726.619
28	ENCARGOS ESPECIAIS	80.867	139.000	139.000	143.651	143.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	70.200	86.400	86.400	151.200	151.200
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	186.070.814	186.750.703	186.750.703	234.389.986	234.389.986
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	60.005.736	67.789.468	67.789.468	66.925.894	66.925.894
364	ENSINO SUPERIOR	878.341.396	873.019.955	871.850.817	1.055.792.171	1.050.894.562
846	OUTROS ENCARGOS ESPECIAIS	150.303.783	154.464.015	154.464.015	180.898.614	180.898.614
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.045.194.474	1.050.443.361	1.050.443.361	1.300.262.521	1.300.262.521
3	OUTRAS DESPESAS CORRENTES	203.042.122	225.501.647	218.917.848	230.957.322	221.009.712
4	INVESTIMENTOS	26.555.333	6.165.533	11.580.194	6.938.022	11.988.023

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.065.872.535**		**219.859.712**	**5.060.001**				**1.290.792.248**
1050			**1.150.000**	**6.928.022**				**8.078.022**
1056	**234.389.986**							**234.389.986**
Total	**1.300.262.521**	**0**	**221.009.712**	**11.988.023**	**0**	**0**	**0**	**1.533.260.256**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26258 UNIVERSIDADE TECNOLÓGICA FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.367.324.964**
	Atividade								**952.180.015**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**16.224.672**
0032 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								16.224.672
			F	3-ODC	1	90	0	1000	4.196.112
			F	3-ODC	1	90	8	1000	12.028.560
0032 **20TP**	**Ativos Civis da União**	12 364							**885.102.921**
0032 20TP **0041**	Ativos Civis da União - **No Estado do Paraná**								885.102.921
			F	1-PES	1	90	8	1000	885.102.921
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**50.701.222**
0032 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								50.701.222
			F	3-ODC	1	90	0	1000	161.136
			F	3-ODC	1	90	8	1000	50.540.086
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**151.200**
0032 216H **0041**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Paraná**								151.200
	Agente público beneficiado (unidade): 7		F	3-ODC	2	90	8	1000	151.200
	Operação Especial								**415.144.949**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**234.389.986**
0032 0181 **0041**	Aposentadorias e Pensões Civis da União - **No Estado do Paraná**								234.389.986
			S	1-PES	1	90	0	1056	234.389.986
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**180.754.963**
0032 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								180.754.963
			F	1-PES	0	91	8	1000	180.754.963
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0041**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Paraná**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**129.000**
	Operação Especial								**129.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**90.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								90.000
			F	3-ODC	2	50	0	1000	90.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**39.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								39.000
			F	3-ODC	2	80	0	1000	39.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**165.791.641**
	Atividade								**165.791.641**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**980.000**
5113 20GK **0041**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Paraná**								980.000
	Projeto apoiado (unidade): 171		F	3-ODC	2	90	8	1000	80.000
			F	3-ODC	6	90	8	1000	900.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**128.095.776**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26258 UNIVERSIDADE TECNOLÓGICA FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0041**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Paraná**								128.095.776
	Estudante matriculado (unidade): 29.719		F	3-ODC	2	90	8	1000	123.373.785
			F	3-ODC	2	90	8	1050	1.050.000
			F	3-ODC	2	91	8	1000	682.980
			F	3-ODC	2	91	8	1050	100.000
			F	4-INV	2	90	8	1050	2.889.011
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**122.834**
5113 21GS **0041**	Internacionalização da Educação Superior - **No Estado do Paraná**								122.834
	Projeto apoiado (unidade): 5		F	3-ODC	2	90	8	1000	122.834
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**26.494.019**
5113 4002 **0041**	Assistência ao Estudante de Ensino Superior - **No Estado do Paraná**								26.494.019
	Estudante assistido (unidade): 5.842		F	3-ODC	2	90	0	1000	26.494.019
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**10.099.012**
5113 8282 **0040**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Na Região Sul**								800.000
	Projeto apoiado (unidade): 5		F	4-INV	6	99	8	1000	800.000
5113 8282 **0041**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Paraná**								9.299.011
	Projeto apoiado (unidade): 30		F	3-ODC	6	99	8	1000	1.000.000
			F	4-INV	2	90	8	1000	10.000
			F	4-INV	2	90	8	1050	4.039.011
			F	4-INV	6	90	8	1000	3.650.000
			F	4-INV	6	99	8	1000	600.000
5113 8282 **4109**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Município de Dois Vizinhos - PR**								1
	Projeto apoiado (unidade): 0		F	4-INV	6	90	8	1000	1
Total									**1.533.260.256**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26260 UNIVERSIDADE FEDERAL DE ALFENAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		309.816.103	312.995.405	311.635.722	384.646.722	381.577.978
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	263.580.168	267.188.737	267.188.737	335.508.695	335.508.695
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	56.378	89.616	89.616	79.308	79.308
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	54.144	87.315	87.315	76.880	76.880
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	46.125.412	45.629.737	44.270.054	48.981.839	45.913.095
Funcao						
09	PREVIDÊNCIA SOCIAL	38.801.989	38.949.319	38.949.319	48.132.637	48.132.637
12	EDUCAÇÃO	270.903.591	273.869.155	272.509.472	336.357.897	333.289.153
28	ENCARGOS ESPECIAIS	110.523	176.931	176.931	156.188	156.188
Subfuncao						
122	ADMINISTRAÇÃO GERAL	18.050	12.000	12.000	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	208.668	208.668	208.668	400.000	400.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	38.801.989	38.949.319	38.949.319	48.132.637	48.132.637
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	14.151.379	15.826.353	15.826.353	16.598.169	16.598.169
364	ENSINO SUPERIOR	222.547.760	223.931.108	222.571.425	277.637.310	274.568.566
846	OUTROS ENCARGOS ESPECIAIS	34.088.258	34.067.957	34.067.957	41.857.006	41.857.006
GND						
1	PESSOAL E ENCARGOS SOCIAIS	249.258.450	251.231.332	251.231.332	318.568.234	318.568.234
3	OUTRAS DESPESAS CORRENTES	58.144.293	60.683.673	59.073.990	64.488.488	61.234.037
4	INVESTIMENTOS	2.413.360	1.080.400	1.330.400	1.590.000	1.775.707

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**270.435.597**		**58.347.748**	**1.775.707**				**330.559.052**
1050			**2.886.289**					**2.886.289**
1056	**48.132.637**							**48.132.637**
Total	**318.568.234**	**0**	**61.234.037**	**1.775.707**	**0**	**0**	**0**	**381.577.978**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26260 UNIVERSIDADE FEDERAL DE ALFENAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**335.508.695**
	Atividade								**245.675.240**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.796.104**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								3.796.104
			F	3-ODC	1	90	0	1000	633.780
			F	3-ODC	1	90	8	1000	3.162.324
0032 **20TP**	**Ativos Civis da União**	12 364							**228.655.471**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								228.655.471
			F	1-PES	1	90	8	1000	228.655.471
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**12.802.065**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								12.802.065
			F	3-ODC	1	90	0	1000	84.132
			F	3-ODC	1	90	8	1000	12.717.933
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1050	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**400.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais** Servidor capacitado (unidade): 300								400.000
			F	3-ODC	2	90	8	1000	400.000
	Operação Especial								**89.833.455**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**48.132.637**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								48.132.637
			S	1-PES	1	90	0	1056	48.132.637
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**41.700.818**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								41.700.818
			F	1-PES	0	91	8	1000	41.700.818
0909	**Operações Especiais: Outros Encargos Especiais**								**79.308**
	Operação Especial								**79.308**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**79.308**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								79.308
			F	1-PES	1	90	0	1000	79.308
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**76.880**
	Operação Especial								**76.880**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**67.880**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								67.880
			F	3-ODC	2	50	0	1050	67.880
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**9.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								9.000
			F	3-ODC	2	80	0	1050	9.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**45.913.095**
	Atividade								**45.913.095**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.994.487**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais** Projeto apoiado (unidade): 3								1.994.487
			F	3-ODC	2	90	8	1000	1.844.487
			F	4-INV	2	90	8	1000	150.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26260 UNIVERSIDADE FEDERAL DE ALFENAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**35.621.460**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								35.621.460
	Estudante matriculado (unidade): 8.241		F	3-ODC	2	90	8	1000	32.393.651
			F	3-ODC	2	90	8	1050	2.787.809
			F	4-INV	2	90	8	1000	440.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**45.580**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								45.580
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	45.580
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**97.545**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								97.545
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	97.545
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**6.929.462**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								6.929.462
	Estudante assistido (unidade): 1.800		F	3-ODC	2	90	0	1000	6.929.462
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.224.561**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								1.224.561
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	38.854
			F	4-INV	2	90	8	1000	985.707
			F	4-INV	6	90	8	1000	200.000
Total									**381.577.978**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26261 UNIVERSIDADE FEDERAL DE ITAJUBÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		297.251.045	304.290.082	303.341.300	368.074.793	366.037.173
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	256.393.355	261.802.195	261.802.195	323.002.495	323.002.495
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	49.593	57.000	57.000	66.400	66.400
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	40.808.097	42.417.887	41.469.105	44.991.247	42.953.627
Funcao						
09	PREVIDÊNCIA SOCIAL	61.097.588	61.288.907	61.288.907	76.216.031	76.216.031
12	EDUCAÇÃO	236.103.864	242.931.175	241.982.393	291.777.711	289.740.091
28	ENCARGOS ESPECIAIS	49.593	70.000	70.000	81.051	81.051
Subfuncao						
122	ADMINISTRAÇÃO GERAL	21.600	21.600	21.600	64.704	64.704
128	FORMAÇÃO DE RECURSOS HUMANOS	94.206	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	61.097.588	61.288.907	61.288.907	76.216.031	76.216.031
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	14.940.445	16.634.529	16.634.529	16.938.343	16.938.343
364	ENSINO SUPERIOR	190.637.366	195.641.790	194.693.008	237.343.244	235.305.624
846	OUTROS ENCARGOS ESPECIAIS	30.459.840	30.603.256	30.603.256	37.412.471	37.412.471
GND						
1	PESSOAL E ENCARGOS SOCIAIS	241.337.104	245.059.066	245.059.066	305.914.099	305.914.099
3	OUTRAS DESPESAS CORRENTES	48.920.193	54.971.016	54.145.563	57.483.760	55.592.664
4	INVESTIMENTOS	6.993.748	4.260.000	4.136.671	4.676.934	4.530.410

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**229.698.068**		**55.104.448**	**2.515.542**				**287.318.058**
1050			**488.216**	**2.014.868**				**2.503.084**
1056	**76.216.031**							**76.216.031**
Total	**305.914.099**	**0**	**55.592.664**	**4.530.410**	**0**	**0**	**0**	**366.037.173**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26261 UNIVERSIDADE FEDERAL DE ITAJUBÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**323.002.495**
	Atividade								**209.455.044**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.099.278**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								4.099.278
			F	3-ODC	1	90	0	1000	1.180.668
			F	3-ODC	1	90	8	1000	2.918.610
0032 **20TP**	**Ativos Civis da União**	12 364							**192.351.997**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								192.351.997
			F	1-PES	1	90	8	1000	192.351.997
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**12.839.065**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								12.839.065
			F	3-ODC	1	90	0	1000	153.336
			F	3-ODC	1	90	8	1000	12.685.729
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**64.704**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais** Agente público beneficiado (unidade): 2								64.704
			F	3-ODC	2	90	8	1000	64.704
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais** Servidor capacitado (unidade): 50								100.000
			F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**113.547.451**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**76.216.031**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								76.216.031
			S	1-PES	1	90	0	1056	76.216.031
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**37.331.420**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								37.331.420
			F	1-PES	0	91	8	1000	37.331.420
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**66.400**
	Operação Especial								**66.400**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**65.400**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								65.400
			F	3-ODC	2	50	0	1000	65.400
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1000	1.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**42.953.627**
	Atividade								**42.953.627**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.242.471**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais** Projeto apoiado (unidade): 256								3.242.471
			F	3-ODC	2	90	8	1000	3.242.471
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**31.435.524**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26261 UNIVERSIDADE FEDERAL DE ITAJUBÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								31.435.524
	Estudante matriculado (unidade): 9.274		F	3-ODC	2	90	8	1000	26.578.964
			F	3-ODC	2	90	8	1050	488.216
			F	3-ODC	6	99	8	1000	500.000
			F	4-INV	2	90	8	1000	1.853.476
			F	4-INV	2	90	8	1050	2.014.868
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**29.618**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								29.618
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	29.618
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**334.063**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								334.063
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	334.063
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**5.811.073**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								5.811.073
	Estudante assistido (unidade): 1.971		F	3-ODC	2	90	0	1000	5.749.007
			F	4-INV	2	90	0	1000	62.066
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**2.100.878**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								2.100.878
	Projeto apoiado (unidade): 34		F	3-ODC	2	90	8	1000	1.000.878
			F	3-ODC	6	99	8	1000	500.000
			F	4-INV	2	90	8	1000	600.000
Total									**366.037.173**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26262 UNIVERSIDADE FEDERAL DE SÃO PAULO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.200.980.635	1.227.131.872	1.230.618.780	1.453.638.090	1.479.877.169
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.094.059.104	1.120.694.675	1.120.694.675	1.345.457.997	1.345.457.997
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	8.472	21.769	21.769	24.208	24.208
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	97.559	148.473	148.473	153.580	153.580
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	106.815.500	106.266.955	109.753.863	108.002.305	134.241.384
Funcao						
09	PREVIDÊNCIA SOCIAL	427.172.936	428.620.936	428.620.936	531.636.272	531.636.272
12	EDUCAÇÃO	773.701.668	798.340.694	801.827.602	921.824.030	948.063.109
28	ENCARGOS ESPECIAIS	106.031	170.242	170.242	177.788	177.788
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	110.974	131.630	131.630	136.158	136.158
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	427.172.936	428.620.936	428.620.936	531.636.272	531.636.272
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	46.726.517	50.581.894	50.581.894	51.408.489	51.408.489
364	ENSINO SUPERIOR	622.656.311	629.470.365	632.957.273	752.495.067	778.734.146
846	OUTROS ENCARGOS ESPECIAIS	104.313.897	118.327.047	118.327.047	117.962.104	117.962.104
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.047.221.613	1.069.994.151	1.069.994.151	1.293.928.001	1.293.928.001
3	OUTRAS DESPESAS CORRENTES	150.737.079	155.080.563	157.134.471	157.202.685	154.734.402
4	INVESTIMENTOS	3.021.943	2.057.158	3.490.158	2.507.404	31.214.766

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**762.291.729**		**144.046.382**	**30.714.766**				**937.052.877**
1002	**227.579.827**							**227.579.827**
1050			**10.688.020**	**500.000**				**11.188.020**
1056	**304.056.445**							**304.056.445**
Total	**1.293.928.001**	**0**	**154.734.402**	**31.214.766**	**0**	**0**	**0**	**1.479.877.169**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26262 UNIVERSIDADE FEDERAL DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.345.457.997**
	Atividade								**696.037.409**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.995.866**
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								5.995.866
			F	3-ODC	1	90	0	1000	1.777.872
			F	3-ODC	1	90	8	1000	4.217.994
0032 **20TP**	**Ativos Civis da União**	12 364							**644.492.762**
0032 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								644.492.762
			F	1-PES	1	90	8	1000	644.492.762
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**45.412.623**
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								45.412.623
			F	3-ODC	1	90	0	1000	294.636
			F	3-ODC	1	90	8	1000	45.117.987
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**136.158**
0032 4572 **0035**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de São Paulo**								136.158
	Servidor capacitado (unidade): 600		F	3-ODC	2	90	8	1000	136.158
	Operação Especial								**649.420.588**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**531.636.272**
0032 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								531.636.272
			S	1-PES	1	90	0	1002	227.579.827
			S	1-PES	1	90	0	1056	304.056.445
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**117.784.316**
0032 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								117.784.316
			F	1-PES	0	91	8	1000	117.784.316
0909	**Operações Especiais: Outros Encargos Especiais**								**24.208**
	Operação Especial								**24.208**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**9.557**
0909 0536 **0035**	Benefícios de Legislação Especial - **No Estado de São Paulo**								9.557
			S	3-ODC	1	90	0	1000	9.557
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**153.580**
	Operação Especial								**153.580**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**84.350**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								84.350
			F	3-ODC	2	50	0	1000	84.350
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**69.230**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								69.230
			F	3-ODC	2	80	0	1000	69.230
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**134.241.384**
	Atividade								**134.241.384**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**31.100.056**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								1.000.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	99	8	1000	1.000.000

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26262 UNIVERSIDADE FEDERAL DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0035**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de São Paulo** Projeto apoiado (unidade): 1.640								30.100.056
			F	3-ODC	2	90	8	1000	2.429.834
			F	3-ODC	6	99	8	1000	1.250.000
			F	4-INV	2	90	8	1000	26.420.222
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**89.734.216**
5113 20RK **0001**	Funcionamento de Instituições Federais de Ensino Superior - **Nacional** Estudante matriculado (unidade): 70								1.000.000
			F	3-ODC	6	99	8	1000	500.000
			F	4-INV	6	99	8	1000	500.000
5113 20RK **0035**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de São Paulo** Estudante matriculado (unidade): 26.639								88.134.216
			F	3-ODC	2	90	8	1000	72.785.714
			F	3-ODC	2	90	8	1050	10.671.635
			F	3-ODC	2	91	8	1000	323.342
			F	3-ODC	2	91	8	1050	16.385
			F	3-ODC	6	99	8	1000	1.500.000
			F	4-INV	2	90	8	1000	1.807.140
			F	4-INV	2	90	8	1050	500.000
			F	4-INV	6	90	8	1000	200.000
			F	4-INV	6	99	8	1000	330.000
5113 20RK **3578**	Funcionamento de Instituições Federais de Ensino Superior - **No Município de Guarulhos - SP** Estudante matriculado (unidade): 42								600.000
			F	3-ODC	6	90	8	1000	200.000
			F	4-INV	6	90	8	1000	400.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**7.404**
5113 21D7 **0035**	Apoio à Educação a Distância - **No Estado de São Paulo** Projeto apoiado (unidade): 1								7.404
			F	4-INV	2	90	8	1000	7.404
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**51.564**
5113 21GS **0035**	Internacionalização da Educação Superior - **No Estado de São Paulo** Projeto apoiado (unidade): 1								51.564
			F	3-ODC	2	90	8	1000	51.564
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**12.298.144**
5113 4002 **0035**	Assistência ao Estudante de Ensino Superior - **No Estado de São Paulo** Estudante assistido (unidade): 14.000								12.298.144
			F	3-ODC	2	90	0	1000	12.298.144
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.050.000**
5113 8282 **0001**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Nacional** Projeto apoiado (unidade): 1								1.000.000
			F	4-INV	6	99	8	1000	1.000.000
5113 8282 **0035**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de São Paulo** Projeto apoiado (unidade): 1								50.000
			F	4-INV	2	90	8	1000	50.000
Total									**1.479.877.169**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26263 UNIVERSIDADE FEDERAL DE LAVRAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		483.617.474	491.567.653	489.343.108	595.566.943	591.357.720
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	413.478.269	422.425.337	422.425.337	520.433.356	520.433.356
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	81.063	120.000	120.000	130.000	130.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	81.586	84.948	84.948	87.873	87.873
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	69.976.557	68.924.368	66.699.823	74.901.063	70.691.840
Funcao						
09	PREVIDÊNCIA SOCIAL	96.461.604	96.681.498	96.681.498	121.922.979	121.922.979
12	EDUCAÇÃO	387.074.808	394.753.155	392.528.610	473.499.313	469.290.090
28	ENCARGOS ESPECIAIS	81.063	133.000	133.000	144.651	144.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	19.434	19.600	19.600	25.000	25.000
128	FORMAÇÃO DE RECURSOS HUMANOS	114.683	200.000	200.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	96.461.604	96.681.498	96.681.498	121.922.979	121.922.979
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.743.738	26.627.714	26.627.714	27.806.204	27.806.204
364	ENSINO SUPERIOR	313.650.088	318.201.778	315.977.233	387.371.442	383.162.219
368	EDUCAÇÃO BÁSICA	81.586	84.948	84.948	87.873	87.873
846	OUTROS ENCARGOS ESPECIAIS	49.546.342	49.752.115	49.752.115	58.153.445	58.153.445
GND						
1	PESSOAL E ENCARGOS SOCIAIS	389.600.413	395.591.023	395.591.023	492.416.803	492.416.803
3	OUTRAS DESPESAS CORRENTES	90.358.498	93.926.630	91.202.085	101.150.140	96.455.210
4	INVESTIMENTOS	3.658.563	2.050.000	2.550.000	2.000.000	2.485.707

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**370.493.824**		**88.057.015**	**1.485.707**				**460.036.546**
1050			**8.398.195**	**1.000.000**				**9.398.195**
1056	**121.922.979**							**121.922.979**
Total	**492.416.803**	**0**	**96.455.210**	**2.485.707**	**0**	**0**	**0**	**591.357.720**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26263 UNIVERSIDADE FEDERAL DE LAVRAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**520.433.356**
	Atividade								**340.501.583**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.322.449**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								8.322.449
			F	3-ODC	1	90	0	1000	2.146.668
			F	3-ODC	1	90	8	1000	6.175.781
0032 **20TP**	**Ativos Civis da União**	12 364							**312.470.379**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								312.470.379
			F	1-PES	1	90	8	1000	312.470.379
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.483.755**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								19.483.755
			F	3-ODC	1	90	0	1000	62.256
			F	3-ODC	1	90	8	1000	19.421.499
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**25.000**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								25.000
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	25.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								200.000
	Servidor capacitado (unidade): 303		F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**179.931.773**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**121.922.979**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								121.922.979
			S	1-PES	1	90	0	1056	121.922.979
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**58.008.794**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								58.008.794
			F	1-PES	0	91	8	1000	58.008.794
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**130.000**
	Operação Especial								**130.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**110.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								110.000
			F	3-ODC	2	50	0	1050	110.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1050	20.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**87.873**
	Atividade								**87.873**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**87.873**
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Minas Gerais**								87.873
	Estudante matriculado (unidade): 94		F	3-ODC	2	90	8	1000	87.873
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**70.691.840**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26263 UNIVERSIDADE FEDERAL DE LAVRAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**70.691.840**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.853.476**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								1.853.476
	Projeto apoiado (unidade): 420		F	3-ODC	2	90	8	1000	1.853.476
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**59.076.059**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								59.076.059
	Estudante matriculado (unidade): 12.542		F	3-ODC	2	90	8	1000	49.613.882
			F	3-ODC	2	90	8	1050	8.268.195
			F	3-ODC	2	91	8	1000	193.982
			F	4-INV	2	90	8	1050	1.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**186.699**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								186.699
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	186.699
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**168.126**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								168.126
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	168.126
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**7.921.773**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								7.921.773
	Estudante assistido (unidade): 6.125		F	3-ODC	2	90	0	1000	7.921.773
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.485.707**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								1.485.707
	Projeto apoiado (unidade): 3		F	4-INV	2	90	8	1000	985.707
			F	4-INV	6	90	8	1000	500.000
Total									**591.357.720**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26264 UNIVERSIDADE FEDERAL RURAL DO SEMI-ÁRIDO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		394.607.752	399.097.635	396.652.441	472.329.219	470.126.826
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	322.218.649	329.220.294	329.220.294	400.254.709	400.254.709
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	65.867	68.050	68.050	82.000	82.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	72.323.237	69.796.291	67.351.097	71.977.859	69.775.466
Funcao						
09	PREVIDÊNCIA SOCIAL	42.207.089	42.563.635	42.563.635	54.376.384	54.376.384
12	EDUCAÇÃO	352.334.797	356.452.950	354.007.756	417.856.184	415.653.791
28	ENCARGOS ESPECIAIS	65.867	81.050	81.050	96.651	96.651
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	113.583	200.000	200.000	212.000	212.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	42.207.089	42.563.635	42.563.635	54.376.384	54.376.384
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	21.769.650	24.233.208	24.233.208	24.722.663	24.722.663
364	ENSINO SUPERIOR	285.410.659	286.508.198	284.063.004	338.600.511	336.398.118
846	OUTROS ENCARGOS ESPECIAIS	45.106.772	45.592.594	45.592.594	54.417.661	54.417.661
GND						
1	PESSOAL E ENCARGOS SOCIAIS	300.335.416	304.800.086	304.800.086	375.334.697	375.334.697
3	OUTRAS DESPESAS CORRENTES	87.722.230	87.643.828	85.319.198	94.633.238	90.862.453
4	INVESTIMENTOS	6.550.107	6.653.721	6.533.157	2.361.284	3.929.676

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**320.958.313**		**89.997.406**	**3.778.392**				**414.734.111**
1050			**865.047**					**865.047**
1051				**151.284**				**151.284**
1056	**54.376.384**							**54.376.384**
Total	**375.334.697**	**0**	**90.862.453**	**3.929.676**	**0**	**0**	**0**	**470.126.826**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26264 UNIVERSIDADE FEDERAL RURAL DO SEMI-ÁRIDO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**400.254.709**
	Atividade								**291.557.315**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.457.734**
0032 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								4.457.734
			F	3-ODC	1	90	0	1000	542.292
			F	3-ODC	1	90	8	1000	3.915.442
0032 **20TP**	**Ativos Civis da União**	12 364							**266.622.652**
0032 20TP **0024**	Ativos Civis da União - **No Estado do Rio Grande do Norte**								266.622.652
			F	1-PES	1	90	8	1000	266.622.652
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.264.929**
0032 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								20.264.929
			F	3-ODC	1	90	0	1000	67.584
			F	3-ODC	1	90	8	1000	20.197.345
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**212.000**
0032 4572 **0024**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Norte** Servidor capacitado (unidade): 350								212.000
			F	3-ODC	2	90	8	1000	212.000
	Operação Especial								**108.697.394**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**54.376.384**
0032 0181 **0024**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Norte**								54.376.384
			S	1-PES	1	90	0	1056	54.376.384
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**54.321.010**
0032 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Norte**								54.321.010
			F	1-PES	0	91	8	1000	54.321.010
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0024**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Norte**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**82.000**
	Operação Especial								**82.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**72.100**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								72.100
			F	3-ODC	2	50	0	1000	72.100
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**9.900**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								9.900
			F	3-ODC	2	80	0	1000	9.900
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**69.775.466**
	Atividade								**69.775.466**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**5.810.081**
5113 20GK **0024**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 12								5.810.081
			F	3-ODC	2	50	8	1000	849.620
			F	3-ODC	2	90	8	1000	3.778.861
			F	3-ODC	6	90	8	1000	381.600
			F	3-ODC	6	99	8	1000	800.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**51.896.751**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26264 UNIVERSIDADE FEDERAL RURAL DO SEMI-ÁRIDO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0024**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Norte** Estudante matriculado (unidade): 12.414								51.896.751
			F	3-ODC	2	50	8	1000	150.000
			F	3-ODC	2	90	8	1000	48.777.572
			F	3-ODC	2	90	8	1050	865.047
			F	3-ODC	2	91	8	1000	10.163
			F	4-INV	2	90	8	1000	1.084.285
			F	4-INV	2	90	8	1051	151.284
			F	4-INV	2	91	8	1000	40.000
			F	4-INV	6	90	8	1000	818.400
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**89.383**
5113 21D7 **0024**	Apoio à Educação a Distância - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 1								89.383
			F	3-ODC	2	50	8	1000	89.383
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**54.139**
5113 21GS **0024**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 1								54.139
			F	3-ODC	2	90	8	1000	54.139
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**10.089.405**
5113 4002 **0024**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Norte** Estudante assistido (unidade): 8.000								10.089.405
			F	3-ODC	2	90	0	1000	10.089.405
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.835.707**
5113 8282 **0024**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Norte** Projeto apoiado (unidade): 2								1.835.707
			F	4-INV	2	90	8	1000	985.707
			F	4-INV	6	90	8	1000	850.000
Total									**470.126.826**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26266 FUNDAÇÃO UNIVERSIDADE FEDERAL DO PAMPA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		440.023.602	444.011.382	443.981.047	535.797.261	536.206.652
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	378.241.611	384.549.856	384.549.856	472.558.998	472.558.998
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	76.746	157.900	157.900	120.000	120.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	61.705.244	59.290.626	59.260.291	63.103.612	63.513.003
Funcao						
09	PREVIDÊNCIA SOCIAL	5.579.613	5.586.688	5.586.688	6.782.589	6.782.589
12	EDUCAÇÃO	434.367.242	438.253.794	438.223.459	528.880.021	529.289.412
28	ENCARGOS ESPECIAIS	76.746	170.900	170.900	134.651	134.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	53.037	100.000	100.000	50.000	50.000
128	FORMAÇÃO DE RECURSOS HUMANOS	132.301	250.000	250.000	176.657	176.657
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	5.579.613	5.586.688	5.586.688	6.782.589	6.782.589
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	25.660.910	28.554.921	28.554.921	28.844.830	28.844.830
364	ENSINO SUPERIOR	349.888.516	348.429.092	348.398.757	428.246.671	428.656.062
846	OUTROS ENCARGOS ESPECIAIS	58.709.225	61.090.681	61.090.681	71.696.514	71.696.514
GND						
1	PESSOAL E ENCARGOS SOCIAIS	352.395.363	355.657.935	355.657.935	443.502.162	443.502.162
3	OUTRAS DESPESAS CORRENTES	81.946.106	82.047.465	81.211.076	86.390.013	83.940.431
4	INVESTIMENTOS	5.682.132	6.305.982	7.112.036	5.905.086	8.764.059

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**436.719.573**		**83.364.072**	**8.033.893**				**528.117.538**
1050			**576.359**					**576.359**
1051				**63.500**				**63.500**
1056	**6.782.589**							**6.782.589**
1095				**666.666**				**666.666**
Total	**443.502.162**	**0**	**83.940.431**	**8.764.059**	**0**	**0**	**0**	**536.206.652**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26266 FUNDAÇÃO UNIVERSIDADE FEDERAL DO PAMPA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**472.558.998**
	Atividade								**394.214.546**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.043.644**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								3.043.644
			F	3-ODC	1	90	0	1000	33.312
			F	3-ODC	1	90	8	1000	3.010.332
0032 **20TP**	**Ativos Civis da União**	12 364							**365.143.059**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								365.143.059
			F	1-PES	1	90	8	1000	365.143.059
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**25.801.186**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								25.801.186
			F	3-ODC	1	90	0	1000	60.684
			F	3-ODC	1	90	8	1000	25.740.502
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**50.000**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul** Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	50.000 50.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**176.657**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul** Servidor capacitado (unidade): 600		F	3-ODC	2	90	8	1000	176.657 176.657
	Operação Especial								**78.344.452**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**6.782.589**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								6.782.589
			S	1-PES	1	90	0	1056	6.782.589
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**71.561.863**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								71.561.863
			F	1-PES	0	91	8	1000	71.561.863
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**120.000**
	Operação Especial								**120.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**100.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								100.000
			F	3-ODC	2	50	0	1000	100.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1000	20.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**63.513.003**
	Atividade								**60.395.426**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**4.269.990**
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 216								3.969.990
			F	3-ODC	2	90	8	1000	3.369.990
			F	3-ODC	6	90	8	1000	600.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26266 FUNDAÇÃO UNIVERSIDADE FEDERAL DO PAMPA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **5083**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de São Borja - RS** Projeto apoiado (unidade): 1								300.000
			F	4-INV	6	90	8	1000	300.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**40.103.874**
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 8.499								40.103.874
			F	3-ODC	2	90	8	1000	33.612.584
			F	3-ODC	2	90	8	1050	576.359
			F	3-ODC	2	91	8	1000	3.651.431
			F	3-ODC	6	90	8	1000	200.000
			F	3-ODC	6	99	8	1000	600.000
			F	4-INV	2	90	8	1000	500.000
			F	4-INV	2	90	8	1051	63.500
			F	4-INV	6	90	8	1000	500.000
			F	4-INV	6	99	8	1000	400.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**167.950**
5113 21D7 **0043**	Apoio à Educação a Distância - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 4								167.950
			F	3-ODC	2	90	8	1000	147.950
			F	4-INV	2	90	8	1000	20.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**277.418**
5113 21GS **0043**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 7								277.418
			F	3-ODC	2	90	8	1000	277.418
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**11.713.212**
5113 4002 **0043**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 5.200								11.713.212
			F	3-ODC	2	90	0	1000	11.713.212
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**3.862.982**
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 12								3.862.982
			F	4-INV	2	90	8	1000	1.862.982
			F	4-INV	6	90	8	1000	2.000.000
	Projeto								**3.117.577**
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**3.117.577**
5113 15R3 **0043**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								3.117.577
			F	4-INV	2	90	8	1000	2.450.911
			F	4-INV	2	90	8	1095	666.666
Total									**536.206.652**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26267 UNIVERSIDADE FEDERAL DA INTEGRAÇÃO LATINO AMERICANA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		213.644.806	221.185.478	219.357.774	265.695.141	263.014.956
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	170.193.564	174.492.196	174.492.196	212.205.648	212.205.648
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	0	0
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	101.917	136.000	136.000	128.000	128.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	43.349.325	46.554.032	44.726.328	53.361.493	50.681.308
Funcao						
09	PREVIDÊNCIA SOCIAL	938.976	243.365	243.365	0	0
12	EDUCAÇÃO	212.603.913	220.802.863	218.975.159	265.567.141	262.886.956
28	ENCARGOS ESPECIAIS	101.917	139.250	139.250	128.000	128.000
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	94.425	150.000	150.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	938.976	243.365	243.365	0	0
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	14.056.579	15.836.743	15.836.743	15.776.951	15.776.951
364	ENSINO SUPERIOR	175.852.851	182.068.629	180.240.925	222.945.719	220.265.534
846	OUTROS ENCARGOS ESPECIAIS	22.701.976	22.886.741	22.886.741	26.822.471	26.822.471
GND						
1	PESSOAL E ENCARGOS SOCIAIS	156.042.561	158.508.703	158.508.703	196.278.697	196.278.697
3	OUTRAS DESPESAS CORRENTES	54.384.941	58.777.513	56.835.892	65.061.430	62.677.652
4	INVESTIMENTOS	3.217.304	3.899.262	4.013.179	4.355.014	4.058.607

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**196.278.697**		**55.067.847**	**3.808.607**				**255.155.151**
1050			**5.594.163**					**5.594.163**
1081			**2.015.642**	**250.000**				**2.265.642**
Total	**196.278.697**	**0**	**62.677.652**	**4.058.607**	**0**	**0**	**0**	**263.014.956**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26267 UNIVERSIDADE FEDERAL DA INTEGRAÇÃO LATINO AMERICANA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**212.205.648**
	Atividade								**185.511.177**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.712.492**
0032 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								2.712.492
			F	3-ODC	1	90	8	1000	2.712.492
0032 **20TP**	**Ativos Civis da União**	12 364							**169.584.226**
0032 20TP **0041**	Ativos Civis da União - **No Estado do Paraná**								169.584.226
			F	1-PES	1	90	8	1000	169.584.226
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**13.064.459**
0032 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								13.064.459
			F	3-ODC	1	90	8	1000	13.064.459
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**150.000**
0032 4572 **0041**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Paraná**								150.000
	Servidor capacitado (unidade): 246		F	3-ODC	2	90	8	1000	150.000
	Operação Especial								**26.694.471**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**26.694.471**
0032 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								26.694.471
			F	1-PES	0	91	8	1000	26.694.471
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**128.000**
	Operação Especial								**128.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**53.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								53.000
			F	3-ODC	2	50	0	1000	53.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**75.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								75.000
			F	3-ODC	2	80	0	1000	75.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**50.681.308**
	Atividade								**50.681.308**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**8.929.439**
5113 20GK **0041**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Paraná**								8.929.439
	Projeto apoiado (unidade): 16		F	3-ODC	2	90	8	1000	6.023.797
			F	3-ODC	2	90	8	1081	2.015.642
			F	3-ODC	6	99	8	1000	640.000
			F	4-INV	2	90	8	1081	250.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**28.522.772**
5113 20RK **0041**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Paraná**								28.522.772
	Estudante matriculado (unidade): 6.506		F	3-ODC	2	90	8	1000	22.850.011
			F	3-ODC	2	90	8	1050	5.594.163
			F	3-ODC	2	91	8	1000	78.598
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**5.000**
5113 21D7 **0041**	Apoio à Educação a Distância - **No Estado do Paraná**								5.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	5.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**39.618**
5113 21GS **0041**	Internacionalização da Educação Superior - **No Estado do Paraná**								39.618
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	8	1000	39.618
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**9.435.022**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26267 UNIVERSIDADE FEDERAL DA INTEGRAÇÃO LATINO AMERICANA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 4002 **0041**	Assistência ao Estudante de Ensino Superior - **No Estado do Paraná**								9.435.022
	Estudante assistido (unidade): 1.448		F	3-ODC	2	90	0	1000	9.375.872
			F	4-INV	2	90	0	1000	59.150
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**3.749.457**
5113 8282 **0041**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Paraná**								3.749.457
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	3.749.457
Total									**263.014.956**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26268 FUNDAÇÃO UNIVERSIDADE FEDERAL DE RONDÔNIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		382.292.091	374.874.458	418.437.119	459.053.695	457.784.431
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	326.358.247	328.627.355	328.627.355	410.653.276	410.653.276
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	21.731	45.000	45.000	94.000	94.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	55.912.113	46.189.103	89.751.764	48.291.768	47.022.504
Funcao						
09	PREVIDÊNCIA SOCIAL	56.413.120	56.792.360	56.792.360	72.728.811	72.728.811
12	EDUCAÇÃO	325.857.240	318.024.098	361.586.759	386.216.233	384.946.969
28	ENCARGOS ESPECIAIS	21.731	58.000	58.000	108.651	108.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	439.584	350.000	350.000	350.000	350.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	56.413.120	56.792.360	56.792.360	72.728.811	72.728.811
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.956.294	19.619.569	19.619.569	21.593.264	21.593.264
364	ENSINO SUPERIOR	265.232.957	256.081.890	299.644.551	315.474.146	314.204.882
846	OUTROS ENCARGOS ESPECIAIS	42.250.136	42.009.039	42.009.039	48.885.874	48.885.874
GND						
1	PESSOAL E ENCARGOS SOCIAIS	307.962.368	308.649.186	308.649.186	388.703.063	388.703.063
3	OUTRAS DESPESAS CORRENTES	65.190.856	64.925.272	63.092.378	69.950.632	66.685.181
4	INVESTIMENTOS	9.138.866	1.300.000	46.695.555	400.000	2.396.187

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**315.974.252**		**66.295.622**	**2.396.187**				**384.666.061**
1050			**389.559**					**389.559**
1056	**72.728.811**							**72.728.811**
Total	**388.703.063**	**0**	**66.685.181**	**2.396.187**	**0**	**0**	**0**	**457.784.431**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26268 FUNDAÇÃO UNIVERSIDADE FEDERAL DE RONDÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**410.653.276**
	Atividade								**289.147.242**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.259.224**
0032 2004 **0011**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Rondônia**								3.259.224
			F	3-ODC	1	90	0	1000	582.672
			F	3-ODC	1	90	8	1000	2.676.552
0032 **20TP**	**Ativos Civis da União**	12 364							**267.182.378**
0032 20TP **0011**	Ativos Civis da União - **No Estado de Rondônia**								267.182.378
			F	1-PES	1	90	8	1000	267.182.378
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**18.334.040**
0032 212B **0011**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Rondônia**								18.334.040
			F	3-ODC	1	90	0	1000	81.780
			F	3-ODC	1	90	8	1000	18.252.260
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0011**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Rondônia**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**350.000**
0032 4572 **0011**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Rondônia**								350.000
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	8	1000	350.000
	Operação Especial								**121.506.034**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**72.728.811**
0032 0181 **0011**	Aposentadorias e Pensões Civis da União - **No Estado de Rondônia**								72.728.811
			S	1-PES	1	90	0	1056	72.728.811
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**48.777.223**
0032 09HB **0011**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Rondônia**								48.777.223
			F	1-PES	0	91	8	1000	48.777.223
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0011**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Rondônia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**94.000**
	Operação Especial								**94.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**93.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								93.000
			F	3-ODC	2	50	0	1000	93.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1000	1.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**47.022.504**
	Atividade								**47.022.504**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.826.552**
5113 20GK **0011**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Rondônia**								2.826.552
	Projeto apoiado (unidade): 5		F	3-ODC	2	90	8	1000	2.826.552
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**33.136.449**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26268 FUNDAÇÃO UNIVERSIDADE FEDERAL DE RONDÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0011**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Rondônia** Estudante matriculado (unidade): 10.000								33.136.449
			F	3-ODC	2	90	8	1000	30.046.890
			F	3-ODC	2	90	8	1050	389.559
			F	3-ODC	2	91	8	1000	2.700.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**15.000**
5113 21D7 **0011**	Apoio à Educação a Distância - **No Estado de Rondônia** Projeto apoiado (unidade): 1								15.000
			F	3-ODC	2	90	8	1000	15.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**15.000**
5113 21GS **0011**	Internacionalização da Educação Superior - **No Estado de Rondônia** Projeto apoiado (unidade): 1								15.000
			F	3-ODC	2	90	8	1000	15.000
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**8.733.316**
5113 4002 **0011**	Assistência ao Estudante de Ensino Superior - **No Estado de Rondônia** Estudante assistido (unidade): 3.500								8.733.316
			F	3-ODC	2	90	0	1000	8.433.316
			F	4-INV	2	90	0	1000	300.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**2.296.187**
5113 8282 **0011**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Rondônia** Projeto apoiado (unidade): 15								2.296.187
			F	3-ODC	2	90	8	1000	200.000
			F	4-INV	2	90	8	1000	100.000
			F	4-INV	6	99	8	1000	1.996.187
Total									**457.784.431**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26269 FUNDAÇÃO UNIVERSIDADE DO RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		627.202.726	523.761.203	576.927.364	626.955.928	662.351.010
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	450.130.950	461.050.095	461.050.095	561.188.955	561.188.955
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	18.356	30.537	30.537	56.883	56.883
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	70.790	75.650	75.650	123.000	123.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	176.982.630	62.604.921	115.771.082	65.587.090	100.982.172
Funcao						
09	PREVIDÊNCIA SOCIAL	131.779.966	132.763.343	132.763.343	165.496.629	165.496.629
12	EDUCAÇÃO	495.333.614	390.891.673	444.057.834	461.279.416	496.674.498
28	ENCARGOS ESPECIAIS	89.146	106.187	106.187	179.883	179.883
Subfuncao						
122	ADMINISTRAÇÃO GERAL	36.750	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	385.793	498.000	498.000	498.000	498.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	131.779.966	132.763.343	132.763.343	165.496.629	165.496.629
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	20.383.557	22.371.900	22.371.900	22.429.294	22.429.294
364	ENSINO SUPERIOR	422.396.799	311.526.379	364.692.540	375.996.997	411.392.079
846	OUTROS ENCARGOS ESPECIAIS	52.219.861	56.579.981	56.579.981	62.513.408	62.513.408
GND						
1	PESSOAL E ENCARGOS SOCIAIS	429.324.850	438.171.595	438.171.595	538.254.712	538.254.712
3	OUTRAS DESPESAS CORRENTES	194.762.425	85.589.608	137.755.769	85.901.216	120.721.431
4	INVESTIMENTOS	3.115.451	0	1.000.000	2.800.000	3.374.867

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**372.758.083**		**120.383.337**	**3.374.867**				**496.516.287**
1002	**4.584.626**							**4.584.626**
1050			**338.094**					**338.094**
1056	**160.912.003**							**160.912.003**
Total	**538.254.712**	**0**	**120.721.431**	**3.374.867**	**0**	**0**	**0**	**662.351.010**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26269 FUNDAÇÃO UNIVERSIDADE DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**561.188.955**
	Atividade								**333.358.801**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.197.368**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								2.197.368
			F	3-ODC	1	90	0	1000	449.784
			F	3-ODC	1	90	8	1000	1.747.584
0032 **20TP**	**Ativos Civis da União**	12 364							**310.409.907**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								310.409.907
			F	1-PES	1	90	8	1000	310.409.907
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.231.926**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								20.231.926
			F	3-ODC	1	90	0	1000	193.608
			F	3-ODC	1	90	8	1000	20.038.318
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**498.000**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								498.000
	Servidor capacitado (unidade): 500		F	3-ODC	2	90	8	1000	498.000
	Operação Especial								**227.830.154**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**165.496.629**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								165.496.629
			S	1-PES	1	90	0	1002	4.584.626
			S	1-PES	1	90	0	1056	160.912.003
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**62.333.525**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								62.333.525
			F	1-PES	0	91	8	1000	62.333.525
0909	**Operações Especiais: Outros Encargos Especiais**								**56.883**
	Operação Especial								**56.883**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**42.232**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								42.232
			S	3-ODC	1	90	0	1000	42.232
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**123.000**
	Operação Especial								**123.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**98.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								98.000
			F	3-ODC	2	50	0	1000	98.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**25.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								25.000
			F	3-ODC	2	80	0	1000	25.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**100.982.172**
	Atividade								**100.982.172**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26269 FUNDAÇÃO UNIVERSIDADE DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113	**20GK**		**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**45.872.058**
5113	20GK	**0033**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio de Janeiro**								45.872.058
			Projeto apoiado (unidade): 15		F	3-ODC	2	90	8	1000	8.633.491
					F	3-ODC	6	90	8	1000	19.838.567
					F	3-ODC	6	99	8	1000	17.400.000
5113	**20RK**		**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**41.115.836**
5113	20RK	**0033**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								41.115.836
			Estudante matriculado (unidade): 12.942		F	3-ODC	2	90	8	1000	35.724.476
					F	3-ODC	2	90	8	1050	338.094
					F	3-ODC	2	91	8	1000	4.273.266
					F	4-INV	6	90	8	1000	280.000
					F	4-INV	6	99	8	1000	500.000
5113	**21D7**		**Apoio à Educação a Distância**	12 364							**558.158**
5113	21D7	**0033**	Apoio à Educação a Distância - **No Estado do Rio de Janeiro**								558.158
			Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	558.158
5113	**21GS**		**Internacionalização da Educação Superior**	12 364							**38.622**
5113	21GS	**0033**	Internacionalização da Educação Superior - **No Estado do Rio de Janeiro**								38.622
			Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	38.622
5113	**4002**		**Assistência ao Estudante de Ensino Superior**	12 364							**9.002.631**
5113	4002	**0033**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio de Janeiro**								9.002.631
			Estudante assistido (unidade): 8.450		F	3-ODC	2	90	0	1000	9.002.631
5113	**8282**		**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**4.394.867**
5113	8282	**0033**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio de Janeiro**								4.394.867
			Projeto apoiado (unidade): 23		F	3-ODC	6	90	8	1000	1.800.000
					F	4-INV	2	90	8	1000	2.594.867
Total											**662.351.010**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26270 FUNDAÇÃO UNIVERSIDADE DO AMAZONAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		937.690.192	972.075.857	969.203.950	1.138.563.969	1.130.993.837
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	796.616.635	831.877.507	831.877.507	994.887.030	994.887.030
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	116.052	116.052
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	110.692	113.305	113.305	124.728	124.728
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	140.962.865	140.072.045	137.200.138	143.436.159	135.866.027
Funcao						
09	PREVIDÊNCIA SOCIAL	190.869.850	190.399.874	190.399.874	232.741.796	232.741.796
12	EDUCAÇÃO	746.709.650	781.549.678	778.677.771	905.581.393	898.011.261
28	ENCARGOS ESPECIAIS	110.692	126.305	126.305	240.780	240.780
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	258.090	210.000	210.000	300.833	300.833
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	190.869.850	190.399.874	190.399.874	232.741.796	232.741.796
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	43.958.944	47.910.852	47.910.852	49.721.750	49.721.750
364	ENSINO SUPERIOR	608.476.150	616.643.514	613.771.607	741.891.412	734.321.280
846	OUTROS ENCARGOS ESPECIAIS	94.127.158	116.890.017	116.890.017	113.886.578	113.886.578
GND						
1	PESSOAL E ENCARGOS SOCIAIS	752.399.601	783.748.055	783.748.055	944.958.899	944.958.899
3	OUTRAS DESPESAS CORRENTES	175.573.035	186.143.384	180.769.977	192.075.244	183.005.112
4	INVESTIMENTOS	9.717.556	2.184.418	4.685.918	1.529.826	3.029.826

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**712.217.103**		**175.138.493**	**2.029.826**				**889.385.422**
1050			**7.682.587**	**1.000.000**				**8.682.587**
1056	**232.741.796**							**232.741.796**
1081			**184.032**					**184.032**
Total	**944.958.899**	**0**	**183.005.112**	**3.029.826**	**0**	**0**	**0**	**1.130.993.837**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26270 FUNDAÇÃO UNIVERSIDADE DO AMAZONAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**994.887.030**
	Atividade								**648.499.436**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.512.696**
0032 2004 **0013**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								7.512.696
			F	3-ODC	1	90	0	1000	1.635.552
			F	3-ODC	1	90	8	1000	5.877.144
0032 **20TP**	**Ativos Civis da União**	12 364							**598.455.253**
0032 20TP **0013**	Ativos Civis da União - **No Estado do Amazonas**								598.455.253
			F	1-PES	1	90	8	1000	598.455.253
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**42.209.054**
0032 212B **0013**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								42.209.054
			F	3-ODC	1	90	0	1000	296.460
			F	3-ODC	1	90	8	1000	41.912.594
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0013**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Amazonas**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**300.833**
0032 4572 **0013**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Amazonas**								300.833
	Servidor capacitado (unidade): 320		F	3-ODC	2	90	8	1000	300.833
	Operação Especial								**346.387.594**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**232.741.796**
0032 0181 **0013**	Aposentadorias e Pensões Civis da União - **No Estado do Amazonas**								232.741.796
			S	1-PES	1	90	0	1056	232.741.796
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**113.645.798**
0032 09HB **0013**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amazonas**								113.645.798
			F	1-PES	0	91	8	1000	113.645.798
0909	**Operações Especiais: Outros Encargos Especiais**								**116.052**
	Operação Especial								**116.052**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**116.052**
0909 00S6 **0013**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amazonas**								116.052
			F	1-PES	1	90	0	1000	116.052
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**124.728**
	Operação Especial								**124.728**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**112.728**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								112.728
			F	3-ODC	2	50	0	1000	105.628
			F	3-ODC	2	50	0	1050	7.100
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**12.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								12.000
			F	3-ODC	2	80	0	1000	12.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**135.866.027**
	Atividade								**135.866.027**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**8.342.496**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26270 FUNDAÇÃO UNIVERSIDADE DO AMAZONAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0013**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Amazonas**								8.342.496
	Projeto apoiado (unidade): 7		F	3-ODC	2	90	8	1000	8.342.496
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**95.883.634**
5113 20RK **0013**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Amazonas**								95.883.634
	Estudante matriculado (unidade): 46.304		F	3-ODC	2	90	8	1000	80.255.271
			F	3-ODC	2	90	8	1050	7.675.487
			F	3-ODC	2	90	8	1081	184.032
			F	3-ODC	2	91	8	1000	6.518.844
			F	3-ODC	6	90	8	1000	250.000
			F	4-INV	2	90	8	1050	1.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**93.553**
5113 21D7 **0013**	Apoio à Educação a Distância - **No Estado do Amazonas**								93.553
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	93.553
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**118.099**
5113 21GS **0013**	Internacionalização da Educação Superior - **No Estado do Amazonas**								118.099
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	118.099
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**29.828.245**
5113 4002 **0013**	Assistência ao Estudante de Ensino Superior - **No Estado do Amazonas**								29.828.245
	Estudante assistido (unidade): 15.600		F	3-ODC	2	90	0	1000	29.298.419
			F	4-INV	2	90	0	1000	529.826
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.600.000**
5113 8282 **0013**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Amazonas**								1.600.000
	Projeto apoiado (unidade): 16		F	3-ODC	2	90	8	1000	100.000
			F	4-INV	6	90	8	1000	1.500.000
Total									**1.130.993.837**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26271 FUNDAÇÃO UNIVERSIDADE DE BRASÍLIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		2.165.037.744	2.156.848.999	2.222.625.005	2.512.914.328	2.570.759.020
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.836.630.201	1.866.128.927	1.866.072.690	2.231.322.839	2.231.243.441
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	116.946	119.414	119.414	162.686	162.686
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	402.277	293.719	293.719	334.108	334.108
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	327.888.320	290.306.939	356.139.182	281.094.695	339.018.785
Funcao						
09	PREVIDÊNCIA SOCIAL	533.367.196	533.368.658	533.368.658	653.083.862	653.083.862
12	EDUCAÇÃO	1.631.151.326	1.623.067.208	1.688.843.214	1.859.333.672	1.917.178.364
28	ENCARGOS ESPECIAIS	519.223	413.133	413.133	496.794	496.794
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	1.081.860	1.140.000	1.083.763	1.083.763	1.004.365
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	533.367.196	533.368.658	533.368.658	653.083.862	653.083.862
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	77.227.299	87.489.340	87.489.340	87.096.862	87.096.862
364	ENSINO SUPERIOR	1.341.803.773	1.322.556.757	1.388.389.000	1.534.408.078	1.592.332.168
846	OUTROS ENCARGOS ESPECIAIS	211.557.616	212.294.244	212.294.244	237.241.763	237.241.763
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.758.432.339	1.777.613.155	1.777.613.155	2.143.298.529	2.143.298.529
3	OUTRAS DESPESAS CORRENTES	357.307.308	352.338.928	375.807.931	356.245.445	400.903.505
4	INVESTIMENTOS	49.298.096	26.896.916	69.203.919	13.370.354	26.556.986

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.490.214.667**		**328.696.203**	**17.939.973**				**1.836.850.843**
1002	**41.934.295**							**41.934.295**
1050			**72.207.302**	**7.509.190**				**79.716.492**
1051				**1.107.823**				**1.107.823**
1056	**611.149.567**							**611.149.567**
Total	**2.143.298.529**	**0**	**400.903.505**	**26.556.986**	**0**	**0**	**0**	**2.570.759.020**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26271 FUNDAÇÃO UNIVERSIDADE DE BRASÍLIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**2.231.243.441**
	Atividade								**1.341.414.610**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**15.574.440**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								15.574.440
			F	3-ODC	1	90	0	1000	3.945.324
			F	3-ODC	1	90	8	1000	11.629.116
0032 **20TP**	**Ativos Civis da União**	12 364							**1.253.313.383**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								1.253.313.383
			F	1-PES	1	90	8	1000	1.253.313.383
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**71.522.422**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								71.522.422
			F	3-ODC	1	90	0	1000	634.008
			F	3-ODC	1	90	8	1000	70.888.414
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.004.365**
0032 4572 **0053**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Distrito Federal**								1.004.365
	Servidor capacitado (unidade): 1.300		F	3-ODC	2	90	8	1000	1.004.365
	Operação Especial								**889.828.831**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**653.083.862**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								653.083.862
			S	1-PES	1	90	0	1002	41.934.295
			S	1-PES	1	90	0	1056	611.149.567
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**236.744.969**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								236.744.969
			F	1-PES	0	91	8	1000	236.744.969
0909	**Operações Especiais: Outros Encargos Especiais**								**162.686**
	Operação Especial								**162.686**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**156.315**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								156.315
			F	1-PES	1	90	0	1000	156.315
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**6.371**
0909 0536 **0053**	Benefícios de Legislação Especial - **No Distrito Federal**								6.371
			S	3-ODC	1	90	0	1000	6.371
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**334.108**
	Operação Especial								**334.108**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**183.365**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								183.365
			F	3-ODC	2	50	0	1000	183.365
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**150.743**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								150.743
			F	3-ODC	2	80	0	1000	150.743
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**339.018.785**
	Atividade								**339.018.785**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.699.549**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								500.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	8	1000	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26271 FUNDAÇÃO UNIVERSIDADE DE BRASÍLIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0053**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Distrito Federal**								2.199.549
	Projeto apoiado (unidade): 400		F	3-ODC	2	90	8	1000	2.199.549
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**295.125.066**
5113 20RK **0053**	Funcionamento de Instituições Federais de Ensino Superior - **No Distrito Federal**								295.125.066
	Estudante matriculado (unidade): 68.918		F	3-ODC	2	90	8	1000	125.691.002
			F	3-ODC	2	90	8	1050	70.654.845
			F	3-ODC	2	91	8	1000	13.266.086
			F	3-ODC	2	91	8	1050	1.552.457
			F	3-ODC	6	90	8	1000	600.000
			F	3-ODC	7	90	8	1000	56.853.690
			F	4-INV	2	90	8	1000	4.405.102
			F	4-INV	2	90	8	1050	7.459.190
			F	4-INV	2	90	8	1051	1.107.823
			F	4-INV	7	90	8	1000	13.534.871
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**95.377**
5113 21D7 **0053**	Apoio à Educação a Distância - **No Distrito Federal**								95.377
	Projeto apoiado (unidade): 6		F	3-ODC	2	90	8	1000	95.377
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**423.579**
5113 21GS **0053**	Internacionalização da Educação Superior - **No Distrito Federal**								423.579
	Projeto apoiado (unidade): 7		F	3-ODC	2	90	8	1000	423.579
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**40.573.114**
5113 4002 **0053**	Assistência ao Estudante de Ensino Superior - **No Distrito Federal**								40.573.114
	Estudante assistido (unidade): 9.295		F	3-ODC	2	90	0	1000	40.573.114
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**102.100**
5113 8282 **0053**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Distrito Federal**								102.100
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	52.100
			F	4-INV	2	90	8	1050	50.000
Total									**2.570.759.020**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26272 FUNDAÇÃO UNIVERSIDADE FEDERAL DO MARANHÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.019.875.260	1.027.045.006	1.021.368.586	1.227.241.044	1.220.145.919
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	865.646.681	881.609.260	881.609.260	1.069.023.746	1.069.023.746
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	103.563	175.500	175.500	138.300	138.300
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	568.760	626.486	626.486	648.061	648.061
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	1.505.641	1.616.927	1.616.927	2.180.994	2.070.724
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	152.050.615	143.003.833	137.327.413	155.235.292	148.250.437
Funcao						
09	PREVIDÊNCIA SOCIAL	252.157.850	251.274.514	251.274.514	309.899.769	309.899.769
12	EDUCAÇÃO	767.613.846	775.581.992	769.905.572	917.188.324	910.093.199
28	ENCARGOS ESPECIAIS	103.563	188.500	188.500	152.951	152.951
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	18.000	18.000	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	129.986	171.920	171.920	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	252.157.850	251.274.514	251.274.514	309.899.769	309.899.769
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	47.194.058	51.485.059	51.485.059	53.106.976	53.106.976
363	ENSINO PROFISSIONAL	1.505.641	1.616.927	1.616.927	2.180.994	2.070.724
364	ENSINO SUPERIOR	624.882.872	628.315.306	622.638.886	753.749.913	746.765.058
368	EDUCAÇÃO BÁSICA	568.760	626.486	626.486	648.061	648.061
846	OUTROS ENCARGOS ESPECIAIS	93.436.093	93.536.794	93.536.794	107.433.731	107.433.731
GND						
1	PESSOAL E ENCARGOS SOCIAIS	818.322.637	829.947.281	829.947.281	1.015.709.821	1.015.709.821
3	OUTRAS DESPESAS CORRENTES	187.025.943	191.076.365	185.416.640	204.802.673	196.830.824
4	INVESTIMENTOS	14.526.680	6.021.360	6.004.665	6.728.550	7.605.274

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**705.810.052**		**188.565.149**	**7.205.274**				**901.580.475**
1002	**32.957.866**							**32.957.866**
1050			**8.265.675**	**400.000**				**8.665.675**
1056	**276.941.903**							**276.941.903**
Total	**1.015.709.821**	**0**	**196.830.824**	**7.605.274**	**0**	**0**	**0**	**1.220.145.919**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26272 FUNDAÇÃO UNIVERSIDADE FEDERAL DO MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.069.023.746**
	Atividade								**651.843.197**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**10.115.988**
0032 2004 **0021**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								10.115.988
			F	3-ODC	1	90	0	1000	2.567.160
			F	3-ODC	1	90	8	1000	7.548.828
0032 **20TP**	**Ativos Civis da União**	12 364							**598.514.621**
0032 20TP **0021**	Ativos Civis da União - **No Estado do Maranhão**								598.514.621
			F	1-PES	1	90	8	1000	598.514.621
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**42.990.988**
0032 212B **0021**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								42.990.988
			F	3-ODC	1	90	0	1000	478.056
			F	3-ODC	1	90	8	1000	42.512.932
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0021**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Maranhão**								21.600
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0021**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Maranhão**								200.000
	Servidor capacitado (unidade): 695		F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**417.180.549**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**309.899.769**
0032 0181 **0021**	Aposentadorias e Pensões Civis da União - **No Estado do Maranhão**								309.899.769
			S	1-PES	1	90	0	1002	32.957.866
			S	1-PES	1	90	0	1056	276.941.903
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**107.280.780**
0032 09HB **0021**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Maranhão**								107.280.780
			F	1-PES	0	91	8	1000	107.280.780
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0021**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Maranhão**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**138.300**
	Operação Especial								**138.300**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**138.300**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								138.300
			F	3-ODC	2	50	0	1000	93.000
			F	3-ODC	2	50	0	1050	45.300
5111	**Educação Básica Democrática, com qualidade e equidade**								**648.061**
	Atividade								**648.061**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**648.061**
5111 20RI **0021**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Maranhão**								648.061
	Estudante matriculado (unidade): 630		F	3-ODC	2	90	8	1000	538.061
			F	3-ODC	2	91	8	1000	10.000
			F	4-INV	2	90	8	1000	100.000
5112	**Educação Profissional e Tecnológica que Transforma**								**2.070.724**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26272 FUNDAÇÃO UNIVERSIDADE FEDERAL DO MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**2.070.724**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.506.882**
5112 20RL **0021**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Maranhão** Estudante matriculado (unidade): 210								1.506.882
			F	3-ODC	2	90	8	1000	1.394.882
			F	3-ODC	2	91	8	1000	12.000
			F	4-INV	2	90	8	1000	100.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**563.842**
5112 2994 **0021**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Maranhão** Estudante assistido (unidade): 200								563.842
			F	3-ODC	2	90	0	1000	563.842
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**148.250.437**
	Atividade								**148.250.437**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**9.094.549**
5113 20GK **0021**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Maranhão** Projeto apoiado (unidade): 104								9.094.549
			F	3-ODC	2	90	8	1000	5.005.312
			F	3-ODC	2	90	8	1050	2.803.530
			F	4-INV	2	90	8	1000	985.707
			F	4-INV	2	90	8	1050	300.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**105.652.360**
5113 20RK **0021**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Maranhão** Estudante matriculado (unidade): 37.022								105.652.360
			F	3-ODC	2	90	8	1000	91.208.352
			F	3-ODC	2	90	8	1050	5.366.845
			F	3-ODC	2	91	8	1000	7.073.687
			F	3-ODC	2	91	8	1050	50.000
			F	4-INV	2	90	8	1000	1.853.476
			F	4-INV	2	90	8	1050	100.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**797.923**
5113 21D7 **0021**	Apoio à Educação a Distância - **No Estado do Maranhão** Projeto apoiado (unidade): 38								797.923
			F	3-ODC	2	90	8	1000	597.923
			F	4-INV	2	90	8	1000	200.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**255.327**
5113 21GS **0021**	Internacionalização da Educação Superior - **No Estado do Maranhão** Projeto apoiado (unidade): 2								255.327
			F	3-ODC	2	90	8	1000	255.327
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**22.915.935**
5113 4002 **0021**	Assistência ao Estudante de Ensino Superior - **No Estado do Maranhão** Estudante assistido (unidade): 6.751								22.915.935
			F	3-ODC	2	90	0	1000	22.887.385
			F	4-INV	2	90	0	1000	28.550
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**9.534.343**
5113 8282 **0021**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Maranhão** Projeto apoiado (unidade): 12								9.534.343
			F	3-ODC	2	90	8	1000	3.746.802
			F	3-ODC	6	90	8	1000	1.850.000
			F	4-INV	2	90	8	1000	2.687.541
			F	4-INV	6	90	8	1000	1.250.000
Total									**1.220.145.919**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26273 FUNDAÇÃO UNIVERSIDADE FEDERAL DO RIO GRANDE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		612.709.266	618.715.125	617.088.709	750.624.543	747.491.415
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	537.917.407	546.167.005	546.167.005	672.497.268	672.497.268
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	62.739	289.565	289.565	108.975	108.975
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	33.052	47.300	47.300	56.000	56.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	74.696.068	72.211.255	70.584.839	77.962.300	74.829.172
Funcao						
09	PREVIDÊNCIA SOCIAL	170.612.988	171.140.096	171.140.096	209.338.353	209.338.353
12	EDUCAÇÃO	442.000.488	447.238.164	445.611.748	541.121.215	537.988.087
28	ENCARGOS ESPECIAIS	95.791	336.865	336.865	164.975	164.975
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	8.340	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	170.612.988	171.140.096	171.140.096	209.338.353	209.338.353
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	29.432.527	32.134.151	32.134.151	32.937.990	32.937.990
364	ENSINO SUPERIOR	356.189.323	358.855.141	357.228.725	438.913.658	435.780.530
846	OUTROS ENCARGOS ESPECIAIS	56.466.089	56.485.737	56.485.737	69.334.542	69.334.542
GND						
1	PESSOAL E ENCARGOS SOCIAIS	508.539.279	514.080.334	514.080.334	639.568.253	639.568.253
3	OUTRAS DESPESAS CORRENTES	102.748.522	102.370.262	100.212.509	107.756.290	103.624.948
4	INVESTIMENTOS	1.421.465	2.264.529	2.795.866	3.300.000	4.298.214

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**430.229.900**		**102.991.012**	**3.998.214**				**537.219.126**
1002	**30.779.328**							**30.779.328**
1050			**633.936**	**300.000**				**933.936**
1056	**178.559.025**							**178.559.025**
Total	**639.568.253**	**0**	**103.624.948**	**4.298.214**	**0**	**0**	**0**	**747.491.415**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26273 FUNDAÇÃO UNIVERSIDADE FEDERAL DO RIO GRANDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**672.497.268**
	Atividade								**393.989.348**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.651.704**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								7.651.704
			F	3-ODC	1	90	0	1000	2.085.336
			F	3-ODC	1	90	8	1000	5.566.368
0032 **20TP**	**Ativos Civis da União**	12 364							**360.951.358**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								360.951.358
			F	1-PES	1	90	8	1000	360.951.358
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**25.286.286**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								25.286.286
			F	3-ODC	1	90	0	1000	221.676
			F	3-ODC	1	90	8	1000	25.064.610
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								100.000
	Servidor capacitado (unidade): 600		F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**278.507.920**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**209.338.353**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								209.338.353
			S	1-PES	1	90	0	1002	30.779.328
			S	1-PES	1	90	0	1056	178.559.025
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**69.169.567**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								69.169.567
			F	1-PES	0	91	8	1000	69.169.567
0909	**Operações Especiais: Outros Encargos Especiais**								**108.975**
	Operação Especial								**108.975**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**108.975**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								108.975
			F	1-PES	1	90	0	1000	108.975
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**56.000**
	Operação Especial								**56.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**30.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								30.000
			F	3-ODC	2	50	0	1000	30.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**26.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								26.000
			F	3-ODC	2	80	0	1000	26.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**74.829.172**
	Atividade								**74.829.172**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.479.075**
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Sul**								1.479.075
	Projeto apoiado (unidade): 1.465		F	3-ODC	2	90	8	1000	1.479.075
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**60.501.156**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26273 FUNDAÇÃO UNIVERSIDADE FEDERAL DO RIO GRANDE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 13.674								60.501.156
			F	3-ODC	2	90	8	1000	53.273.259
			F	3-ODC	2	90	8	1050	633.936
			F	3-ODC	2	91	8	1000	4.086.961
			F	3-ODC	6	90	8	1000	439.000
			F	3-ODC	6	99	8	1000	550.000
			F	4-INV	2	90	8	1050	300.000
			F	4-INV	6	90	8	1000	868.000
			F	4-INV	6	99	8	1000	350.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**16.572**
5113 21D7 **0043**	Apoio à Educação a Distância - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								16.572
			F	3-ODC	2	90	8	1000	16.572
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**34.063**
5113 21GS **0043**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								34.063
			F	3-ODC	2	90	8	1000	34.063
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**10.018.092**
5113 4002 **0043**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 2.400								10.018.092
			F	3-ODC	2	90	0	1000	10.018.092
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**2.780.214**
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								2.780.214
			F	4-INV	2	90	8	1000	2.780.214
Total									**747.491.415**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26274 UNIVERSIDADE FEDERAL DE UBERLÂNDIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.364.911.671	1.392.549.083	1.388.799.442	1.678.925.143	1.668.449.237
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.207.003.651	1.223.609.557	1.223.609.557	1.504.370.022	1.504.370.022
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	6.119	84.042	84.042	104.379	104.379
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	275.646	306.205	306.205	286.100	286.100
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	646.995	679.578	679.578	702.981	702.981
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	2.272.618	2.529.995	2.477.728	2.623.465	2.543.553
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	154.706.641	165.339.706	161.642.332	170.838.196	160.442.202
Funcao						
09	PREVIDÊNCIA SOCIAL	391.125.208	394.597.815	394.597.815	490.076.972	490.076.972
12	EDUCAÇÃO	973.504.698	997.561.021	993.811.380	1.188.457.692	1.177.981.786
28	ENCARGOS ESPECIAIS	281.765	390.247	390.247	390.479	390.479
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	300.000	300.000	300.000	500.000	500.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	391.125.208	394.597.815	394.597.815	490.076.972	490.076.972
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	59.439.770	65.604.315	65.604.315	67.244.161	67.244.161
363	ENSINO PROFISSIONAL	2.272.618	2.529.995	2.477.728	2.623.465	2.543.553
364	ENSINO SUPERIOR	781.619.312	799.438.292	795.740.918	959.393.678	948.997.684
368	EDUCAÇÃO BÁSICA	646.995	679.578	679.578	702.981	702.981
846	OUTROS ENCARGOS ESPECIAIS	129.507.768	129.399.088	129.399.088	158.383.886	158.383.886
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.147.263.881	1.157.718.242	1.157.718.242	1.436.640.512	1.436.640.512
3	OUTRAS DESPESAS CORRENTES	212.833.403	223.543.716	217.287.392	234.046.547	224.083.473
4	INVESTIMENTOS	4.814.387	11.287.125	13.793.808	8.238.084	7.725.252

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**946.563.540**		**208.222.028**	**7.475.252**				**1.162.260.820**
1002	**82.222.045**							**82.222.045**
1050			**8.161.445**					**8.161.445**
1051				**250.000**				**250.000**
1056	**407.854.927**							**407.854.927**
1081			**7.700.000**					**7.700.000**
Total	**1.436.640.512**	**0**	**224.083.473**	**7.725.252**	**0**	**0**	**0**	**1.668.449.237**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26274 UNIVERSIDADE FEDERAL DE UBERLÂNDIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.504.370.022**
	Atividade								**856.299.643**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**16.939.164**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								16.939.164
			F	3-ODC	1	90	0	1000	6.331.164
			F	3-ODC	1	90	8	1000	10.608.000
0032 **20TP**	**Ativos Civis da União**	12 364							**788.555.482**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								788.555.482
			F	1-PES	1	90	8	1000	788.555.482
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**50.304.997**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								50.304.997
			F	3-ODC	1	90	0	1000	340.452
			F	3-ODC	1	90	8	1000	49.964.545
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**500.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais** Servidor capacitado (unidade): 378								500.000
			F	3-ODC	2	90	8	1000	500.000
	Operação Especial								**648.070.379**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**490.076.972**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								490.076.972
			S	1-PES	1	90	0	1002	82.222.045
			S	1-PES	1	90	0	1056	407.854.927
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**157.993.407**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								157.993.407
			F	1-PES	0	91	8	1000	157.993.407
0909	**Operações Especiais: Outros Encargos Especiais**								**104.379**
	Operação Especial								**104.379**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**89.728**
0909 0536 **0031**	Benefícios de Legislação Especial - **No Estado de Minas Gerais**								89.728
			S	3-ODC	1	90	0	1000	89.728
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**286.100**
	Operação Especial								**286.100**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**198.100**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								198.100
			F	3-ODC	2	50	0	1000	198.100
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**88.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								88.000
			F	3-ODC	2	80	0	1000	88.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**702.981**
	Atividade								**702.981**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**702.981**
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Minas Gerais** Estudante matriculado (unidade): 740								702.981
			F	3-ODC	2	90	8	1000	492.087
			F	4-INV	2	90	8	1000	210.894

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26274 UNIVERSIDADE FEDERAL DE UBERLÂNDIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	**Educação Profissional e Tecnológica que Transforma**								**2.543.553**
	Atividade								**2.543.553**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.738.064**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								1.738.064
	Estudante matriculado (unidade): 507		F	3-ODC	2	90	8	1000	1.010.874
			F	4-INV	2	90	8	1000	727.190
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**805.489**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								805.489
	Estudante assistido (unidade): 150		F	3-ODC	2	90	0	1000	805.489
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**160.442.202**
	Atividade								**160.442.202**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**250.000**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								50.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	50.000
5113 20GK **3166**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de Uberlândia - MG**								200.000
	Projeto apoiado (unidade): 2		F	3-ODC	6	90	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**135.028.019**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								135.028.019
	Estudante matriculado (unidade): 33.940		F	3-ODC	2	90	8	1000	104.533.482
			F	3-ODC	2	90	8	1050	8.161.445
			F	3-ODC	2	90	8	1081	7.700.000
			F	3-ODC	2	91	8	1000	9.795.738
			F	4-INV	2	90	8	1000	4.587.354
			F	4-INV	2	90	8	1051	250.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**74.750**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								74.750
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	74.750
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**124.898**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								124.898
	Projeto apoiado (unidade): 9		F	3-ODC	2	90	8	1000	124.898
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**24.914.535**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								24.914.535
	Estudante assistido (unidade): 15.870		F	3-ODC	2	90	0	1000	23.014.721
			F	4-INV	2	90	0	1000	1.899.814
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**50.000**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								50.000
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	50.000
Total									**1.668.449.237**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26275 FUNDAÇÃO UNIVERSIDADE FEDERAL DO ACRE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		448.400.002	442.446.675	510.287.298	542.113.920	579.581.523
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	372.208.451	382.235.651	382.235.651	478.165.666	478.165.666
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	77.316	102.000	102.000	86.259	86.259
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	425.509	445.974	445.974	461.331	461.331
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	75.688.725	59.650.050	127.490.673	63.386.013	100.853.616
Funcao						
09	PREVIDÊNCIA SOCIAL	96.699.160	97.591.629	97.591.629	118.312.347	118.312.347
12	EDUCAÇÃO	351.623.525	344.740.046	412.580.669	423.700.663	461.168.266
28	ENCARGOS ESPECIAIS	77.316	115.000	115.000	100.910	100.910
Subfuncao						
122	ADMINISTRAÇÃO GERAL	16.200	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	149.851	200.000	200.000	300.000	300.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	96.699.160	97.591.629	97.591.629	118.312.347	118.312.347
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	19.218.277	20.943.090	20.943.090	22.262.368	22.262.368
364	ENSINO SUPERIOR	288.118.669	278.814.241	346.654.864	346.348.216	383.815.819
368	EDUCAÇÃO BÁSICA	425.509	445.974	445.974	461.331	461.331
846	OUTROS ENCARGOS ESPECIAIS	43.772.336	44.430.141	44.430.141	54.408.058	54.408.058
GND						
1	PESSOAL E ENCARGOS SOCIAIS	352.824.123	361.083.961	361.083.961	455.596.349	455.596.349
3	OUTRAS DESPESAS CORRENTES	82.689.142	79.177.906	110.418.529	83.115.071	102.132.651
4	INVESTIMENTOS	12.886.737	2.184.808	38.784.808	3.402.500	21.852.523

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**337.284.002**		**101.482.787**	**21.300.023**				**460.066.812**
1050			**649.864**	**300.000**				**949.864**
1051				**252.500**				**252.500**
1056	**118.312.347**							**118.312.347**
Total	**455.596.349**	**0**	**102.132.651**	**21.852.523**	**0**	**0**	**0**	**579.581.523**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26275 FUNDAÇÃO UNIVERSIDADE FEDERAL DO ACRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**478.165.666**
	Atividade								**305.546.171**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.852.197**
0032 2004 **0012**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Acre**								2.852.197
			F	3-ODC	1	90	0	1000	224.880
			F	3-ODC	1	90	8	1000	2.627.317
0032 **20TP**	**Ativos Civis da União**	12 364							**282.962.203**
0032 20TP **0012**	Ativos Civis da União - **No Estado do Acre**								282.962.203
			F	1-PES	1	90	8	1000	282.962.203
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.410.171**
0032 212B **0012**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Acre**								19.410.171
			F	3-ODC	1	90	0	1000	85.980
			F	3-ODC	1	90	8	1000	19.324.191
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0012**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Acre** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**300.000**
0032 4572 **0012**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Acre** Servidor capacitado (unidade): 300								300.000
			F	3-ODC	2	90	8	1000	298.000
			F	3-ODC	2	91	8	1000	2.000
	Operação Especial								**172.619.495**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**118.312.347**
0032 0181 **0012**	Aposentadorias e Pensões Civis da União - **No Estado do Acre**								118.312.347
			S	1-PES	1	90	0	1056	118.312.347
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**54.307.148**
0032 09HB **0012**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Acre**								54.307.148
			F	1-PES	0	91	8	1000	54.307.148
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0012**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Acre**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**86.259**
	Operação Especial								**86.259**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**85.259**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								85.259
			F	3-ODC	2	50	0	1000	85.259
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1000	1.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**461.331**
	Atividade								**461.331**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**461.331**
5111 20RI **0012**	Funcionamento das Instituições Federais de Educação Básica - **No Estado do Acre** Estudante matriculado (unidade): 520								461.331
			F	3-ODC	2	90	8	1000	411.331
			F	4-INV	2	90	8	1000	50.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26275 FUNDAÇÃO UNIVERSIDADE FEDERAL DO ACRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**100.853.616**
	Atividade								**100.853.616**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.243.584**
5113 20GK **0012**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Acre**								3.243.584
	Projeto apoiado (unidade): 275		F	3-ODC	2	90	8	1000	3.243.584
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**84.264.915**
5113 20RK **0012**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Acre**								84.264.915
	Estudante matriculado (unidade): 20.405		F	3-ODC	2	90	8	1000	42.397.918
			F	3-ODC	2	90	8	1050	349.864
			F	3-ODC	2	91	8	1000	2.849.622
			F	3-ODC	7	90	8	1000	18.103.195
			F	4-INV	2	90	8	1000	6.718.129
			F	4-INV	2	90	8	1050	300.000
			F	4-INV	7	90	8	1000	13.546.187
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**51.126**
5113 21D7 **0012**	Apoio à Educação a Distância - **No Estado do Acre**								51.126
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	8	1000	51.126
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**33.285**
5113 21GS **0012**	Internacionalização da Educação Superior - **No Estado do Acre**								33.285
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	33.285
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**12.022.499**
5113 4002 **0012**	Assistência ao Estudante de Ensino Superior - **No Estado do Acre**								12.022.499
	Estudante assistido (unidade): 7.000		F	3-ODC	2	90	0	1000	11.722.499
			F	3-ODC	2	90	0	1050	300.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.238.207**
5113 8282 **0012**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Acre**								1.238.207
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	985.707
			F	4-INV	2	90	8	1051	252.500
Total									**579.581.523**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26276 FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.034.972.757	1.025.657.882	1.037.070.045	1.227.558.369	1.220.172.851
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	891.347.561	906.506.412	906.506.412	1.104.855.603	1.104.855.603
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	22.592	57.896	57.896	65.622	65.622
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	131.598	134.000	134.000	136.108	136.108
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	143.471.006	118.959.574	130.371.737	122.501.036	115.115.518
Funcao						
09	PREVIDÊNCIA SOCIAL	305.464.341	305.816.618	305.816.618	380.596.153	380.596.153
12	EDUCAÇÃO	729.354.226	719.649.368	731.061.531	846.760.486	839.374.968
28	ENCARGOS ESPECIAIS	154.190	191.896	191.896	201.730	201.730
Subfuncao						
122	ADMINISTRAÇÃO GERAL	43.200	43.200	43.200	60.000	60.000
128	FORMAÇÃO DE RECURSOS HUMANOS	103.898	120.000	120.000	140.000	140.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	305.464.341	305.816.618	305.816.618	380.596.153	380.596.153
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	40.187.889	45.428.849	45.428.849	45.726.357	45.726.357
364	ENSINO SUPERIOR	599.078.293	579.210.372	590.622.535	691.703.208	684.317.690
846	OUTROS ENCARGOS ESPECIAIS	90.095.137	95.038.843	95.038.843	109.332.651	109.332.651
GND						
1	PESSOAL E ENCARGOS SOCIAIS	851.012.575	860.927.363	860.927.363	1.058.943.897	1.058.943.897
3	OUTRAS DESPESAS CORRENTES	152.357.344	163.853.017	158.765.180	166.442.057	158.570.832
4	INVESTIMENTOS	31.602.838	877.502	17.377.502	2.172.415	2.658.122

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**678.347.744**		**152.398.874**	**1.873.219**				**832.619.837**
1002	**98.878.170**							**98.878.170**
1050			**6.171.958**					**6.171.958**
1051				**784.903**				**784.903**
1056	**281.717.983**							**281.717.983**
Total	**1.058.943.897**	**0**	**158.570.832**	**2.658.122**	**0**	**0**	**0**	**1.220.172.851**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26276 FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.104.855.603**
	Atividade								**615.128.529**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.650.488**
0032 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								8.650.488
			F	3-ODC	1	90	0	1000	2.939.016
			F	3-ODC	1	90	8	1000	5.711.472
0032 **20TP**	**Ativos Civis da União**	12 364							**569.202.172**
0032 20TP **0051**	Ativos Civis da União - **No Estado de Mato Grosso**								569.202.172
			F	1-PES	1	90	8	1000	569.202.172
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**37.075.869**
0032 212B **0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								37.075.869
			F	3-ODC	1	90	0	1000	487.860
			F	3-ODC	1	90	8	1000	36.588.009
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**60.000**
0032 216H **0051**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso**								60.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	60.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**140.000**
0032 4572 **0051**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Mato Grosso**								140.000
	Servidor capacitado (unidade): 1.050		F	3-ODC	2	90	8	1000	140.000
	Operação Especial								**489.727.074**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**380.596.153**
0032 0181 **0051**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso**								380.596.153
			S	1-PES	1	90	0	1002	98.878.170
			S	1-PES	1	90	0	1056	281.717.983
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**109.130.921**
0032 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso**								109.130.921
			F	1-PES	0	91	8	1000	109.130.921
0909	**Operações Especiais: Outros Encargos Especiais**								**65.622**
	Operação Especial								**65.622**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0051**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**50.971**
0909 0536 **0051**	Benefícios de Legislação Especial - **No Estado de Mato Grosso**								50.971
			S	3-ODC	1	90	0	1000	50.971
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**136.108**
	Operação Especial								**136.108**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**94.536**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								94.536
			F	3-ODC	2	50	0	1000	94.536
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**41.572**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								41.572
			F	3-ODC	2	80	0	1000	41.572
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**115.115.518**
	Atividade								**115.115.518**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26276 FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.001.612**
5113 20GK **0051**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Mato Grosso**								3.001.612
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	3.001.612
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**88.498.823**
5113 20RK **0051**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Mato Grosso**								88.498.823
	Estudante matriculado (unidade): 20.634		F	3-ODC	2	90	8	1000	75.183.046
			F	3-ODC	2	90	8	1050	6.171.958
			F	3-ODC	2	91	8	1000	5.971.404
			F	4-INV	2	90	8	1000	387.512
			F	4-INV	2	90	8	1051	784.903
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**155.142**
5113 21D7 **0051**	Apoio à Educação a Distância - **No Estado de Mato Grosso**								155.142
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	155.142
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**90.835**
5113 21GS **0051**	Internacionalização da Educação Superior - **No Estado de Mato Grosso**								90.835
	Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	90.835
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**21.383.399**
5113 4002 **0051**	Assistência ao Estudante de Ensino Superior - **No Estado de Mato Grosso**								21.383.399
	Estudante assistido (unidade): 4.265		F	3-ODC	2	90	0	1000	21.383.399
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.985.707**
5113 8282 **0051**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Mato Grosso**								1.485.707
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	8	1000	500.000
			F	4-INV	2	90	8	1000	985.707
5113 8282 **5293**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Município de Barra do Garças - MT**								500.000
	Projeto apoiado (unidade): 1		F	4-INV	6	90	8	1000	500.000
Total									**1.220.172.851**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26277 FUNDAÇÃO UNIVERSIDADE FEDERAL DE OURO PRETO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		554.078.514	565.712.554	563.566.988	690.827.188	686.921.195
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	486.814.788	493.471.929	493.471.929	619.126.662	619.126.662
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	9.186	25.919	25.919	24.343	24.343
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	84.284	93.286	93.286	105.638	105.638
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	67.170.255	72.121.420	69.975.854	71.570.545	67.664.552
Funcao						
09	PREVIDÊNCIA SOCIAL	124.063.614	123.996.710	123.996.710	154.616.605	154.616.605
12	EDUCAÇÃO	429.921.429	441.596.639	439.451.073	536.080.602	532.174.609
28	ENCARGOS ESPECIAIS	93.470	119.205	119.205	129.981	129.981
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.721	21.721
128	FORMAÇÃO DE RECURSOS HUMANOS	701.100	701.100	701.100	793.936	793.936
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	124.063.614	123.996.710	123.996.710	154.616.605	154.616.605
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.481.267	34.106.396	34.106.396	36.212.302	36.212.302
364	ENSINO SUPERIOR	343.763.956	352.854.411	350.708.845	432.186.931	428.280.938
846	OUTROS ENCARGOS ESPECIAIS	54.068.577	54.032.337	54.032.337	66.995.693	66.995.693
GND						
1	PESSOAL E ENCARGOS SOCIAIS	454.632.421	458.655.833	458.655.833	582.113.354	582.113.354
3	OUTRAS DESPESAS CORRENTES	98.796.092	106.100.106	103.954.540	107.926.552	103.820.559
4	INVESTIMENTOS	650.000	956.615	956.615	787.282	987.282

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**427.496.749**		**99.927.208**	**200.000**				**527.623.957**
1050			**3.893.351**	**787.282**				**4.680.633**
1056	**154.616.605**							**154.616.605**
Total	**582.113.354**	**0**	**103.820.559**	**987.282**	**0**	**0**	**0**	**686.921.195**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26277 FUNDAÇÃO UNIVERSIDADE FEDERAL DE OURO PRETO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**619.126.662**
	Atividade								**397.644.345**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.184.076**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								7.184.076
			F	3-ODC	1	90	0	1000	2.913.336
			F	3-ODC	1	90	8	1000	4.270.740
0032 **20TP**	**Ativos Civis da União**	12 364							**360.616.386**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								360.616.386
			F	1-PES	1	90	8	1000	360.616.386
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**29.028.226**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								29.028.226
			F	3-ODC	1	90	0	1000	59.532
			F	3-ODC	1	90	8	1000	28.968.694
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.721**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais** Agente público beneficiado (unidade): 1								21.721
			F	3-ODC	2	90	8	1050	21.721
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**793.936**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais** Servidor capacitado (unidade): 680								793.936
			F	3-ODC	2	90	8	1000	792.690
			F	3-ODC	2	91	8	1000	1.246
	Operação Especial								**221.482.317**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**154.616.605**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								154.616.605
			S	1-PES	1	90	0	1056	154.616.605
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**66.865.712**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								66.865.712
			F	1-PES	0	91	8	1000	66.865.712
0909	**Operações Especiais: Outros Encargos Especiais**								**24.343**
	Operação Especial								**24.343**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**9.692**
0909 0536 **0031**	Benefícios de Legislação Especial - **No Estado de Minas Gerais**								9.692
			S	3-ODC	1	90	0	1000	9.692
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**105.638**
	Operação Especial								**105.638**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**95.446**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								95.446
			F	3-ODC	2	50	0	1000	95.446
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**10.192**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								10.192
			F	3-ODC	2	80	0	1000	10.192
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**67.664.552**
	Atividade								**67.664.552**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26277 FUNDAÇÃO UNIVERSIDADE FEDERAL DE OURO PRETO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**10.763.817**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								10.763.817
	Projeto apoiado (unidade): 1.495		F	3-ODC	2	90	8	1000	9.441.192
			F	3-ODC	2	90	8	1050	1.122.625
			F	4-INV	6	90	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**42.902.279**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								42.902.279
	Estudante matriculado (unidade): 13.740		F	3-ODC	2	50	8	1000	2.964.032
			F	3-ODC	2	90	8	1000	33.054.768
			F	3-ODC	2	90	8	1050	2.749.005
			F	3-ODC	2	91	8	1000	3.634.474
			F	3-ODC	6	90	8	1000	500.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**101.900**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								101.900
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	101.900
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**300.000**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								300.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	300.000
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**12.809.274**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								12.809.274
	Estudante assistido (unidade): 3.200		F	3-ODC	2	90	0	1000	12.804.137
			F	3-ODC	2	91	0	1000	5.137
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**787.282**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								787.282
	Projeto apoiado (unidade): 3		F	4-INV	2	90	8	1050	787.282
Total									**686.921.195**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26278 FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		963.745.344	974.065.234	971.966.665	1.157.768.562	1.155.045.256
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	869.967.167	880.774.732	880.774.732	1.059.047.161	1.059.047.161
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	374.815	400.934	400.934	407.944	407.944
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	96.089	129.800	129.800	131.000	131.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	93.307.274	92.759.768	90.661.199	98.182.457	95.459.151
Funcao						
09	PREVIDÊNCIA SOCIAL	285.042.552	284.913.871	284.913.871	350.346.929	350.346.929
12	EDUCAÇÃO	678.231.888	688.620.629	686.522.060	806.882.689	804.159.383
28	ENCARGOS ESPECIAIS	470.904	530.734	530.734	538.944	538.944
Subfuncao						
122	ADMINISTRAÇÃO GERAL	40.000	40.000	40.000	40.000	40.000
128	FORMAÇÃO DE RECURSOS HUMANOS	240.000	300.000	300.000	300.000	300.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	285.042.552	284.913.871	284.913.871	350.346.929	350.346.929
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	39.922.978	43.826.717	43.826.717	44.546.440	44.546.440
364	ENSINO SUPERIOR	547.720.237	552.699.548	550.600.979	652.464.652	649.741.346
846	OUTROS ENCARGOS ESPECIAIS	90.779.577	92.285.098	92.285.098	110.070.541	110.070.541
GND						
1	PESSOAL E ENCARGOS SOCIAIS	829.764.189	836.621.015	836.621.015	1.014.175.372	1.014.175.372
3	OUTRAS DESPESAS CORRENTES	128.067.824	132.833.506	130.527.582	138.129.090	135.049.420
4	INVESTIMENTOS	5.913.331	4.610.713	4.818.068	5.464.100	5.820.464

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**663.828.443**		**132.124.057**	**5.506.364**				**801.458.864**
1002	**67.594.614**							**67.594.614**
1050			**2.791.044**					**2.791.044**
1051				**314.100**				**314.100**
1056	**282.752.315**							**282.752.315**
1081			**134.319**					**134.319**
Total	**1.014.175.372**	**0**	**135.049.420**	**5.820.464**	**0**	**0**	**0**	**1.155.045.256**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26278 FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.059.047.161**
	Atividade								**599.168.635**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.040.996**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								11.040.996
			F	3-ODC	1	90	0	1000	4.443.192
			F	3-ODC	1	90	8	1000	6.597.804
0032 **20TP**	**Ativos Civis da União**	12 364							**554.282.195**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								554.282.195
			F	1-PES	1	90	8	1000	554.282.195
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**33.505.444**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								33.505.444
			F	3-ODC	1	90	0	1000	229.116
			F	3-ODC	1	90	8	1000	33.276.328
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**40.000**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul**								40.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	8	1000	40.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**300.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								300.000
	Servidor capacitado (unidade): 800		F	3-ODC	2	90	8	1000	285.000
			F	3-ODC	2	91	8	1000	15.000
	Operação Especial								**459.878.526**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**350.346.929**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								350.346.929
			S	1-PES	1	90	0	1002	67.594.614
			S	1-PES	1	90	0	1056	282.752.315
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**109.531.597**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								109.531.597
			F	1-PES	0	91	8	1000	109.531.597
0909	**Operações Especiais: Outros Encargos Especiais**								**407.944**
	Operação Especial								**407.944**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**393.293**
0909 0536 **0043**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Sul**								393.293
			S	3-ODC	1	90	0	1000	393.293
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**131.000**
	Operação Especial								**131.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**81.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								81.000
			F	3-ODC	2	50	0	1050	81.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**50.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								50.000
			F	3-ODC	2	80	0	1050	50.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**95.459.151**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26278 FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**95.459.151**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**4.755.141**
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Sul**								4.555.141
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	2.485.141
			F	3-ODC	6	90	8	1000	2.040.000
			F	4-INV	6	90	8	1000	30.000
5113 20GK **5013**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Município de Pelotas - RS**								200.000
	Projeto apoiado (unidade): 1		F	4-INV	6	90	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**73.884.292**
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul**								73.884.292
	Estudante matriculado (unidade): 20.002		F	3-ODC	2	90	8	1000	58.490.318
			F	3-ODC	2	90	8	1050	2.605.044
			F	3-ODC	2	90	8	1081	134.319
			F	3-ODC	2	91	8	1000	6.059.147
			F	3-ODC	2	91	8	1050	55.000
			F	3-ODC	6	90	8	1000	1.000.000
			F	4-INV	2	90	8	1000	4.726.364
			F	4-INV	2	90	8	1051	314.100
			F	4-INV	6	90	8	1000	500.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**234.766**
5113 21D7 **0043**	Apoio à Educação a Distância - **No Estado do Rio Grande do Sul**								234.766
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	184.766
			F	4-INV	2	90	8	1000	50.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**98.872**
5113 21GS **0043**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Sul**								98.872
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	98.872
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**16.436.080**
5113 4002 **0043**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Sul**								16.436.080
	Estudante assistido (unidade): 2.500		F	3-ODC	2	90	0	1000	16.436.080
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**50.000**
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul**								50.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	50.000
Total									**1.155.045.256**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26279 FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		952.655.490	974.401.475	970.031.255	1.153.668.290	1.155.490.064
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	818.138.519	834.390.842	834.390.842	1.008.370.507	1.008.370.507
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	84.720	100.685	100.685	110.221	110.221
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	90.749	135.500	135.500	137.000	137.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	10.891.609	11.340.379	10.780.939	9.858.037	9.135.819
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	123.449.893	128.434.069	124.623.289	135.192.525	137.736.517
Funcao						
09	PREVIDÊNCIA SOCIAL	233.148.068	232.530.158	232.530.158	289.635.499	289.635.499
12	EDUCAÇÃO	719.331.952	741.635.132	737.264.912	863.785.570	865.607.344
28	ENCARGOS ESPECIAIS	175.469	236.185	236.185	247.221	247.221
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	73.878	200.000	200.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	233.148.068	232.530.158	232.530.158	289.635.499	289.635.499
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	41.427.180	46.126.502	46.126.502	46.600.461	46.600.461
363	ENSINO PROFISSIONAL	10.891.609	11.340.379	10.780.939	9.858.037	9.135.819
364	ENSINO SUPERIOR	577.051.826	580.278.983	576.468.203	698.765.959	701.309.951
846	OUTROS ENCARGOS ESPECIAIS	90.062.928	103.903.853	103.903.853	108.586.734	108.586.734
GND						
1	PESSOAL E ENCARGOS SOCIAIS	776.637.460	788.055.740	788.055.740	961.563.097	961.563.097
3	OUTRAS DESPESAS CORRENTES	172.414.865	182.645.735	176.433.375	188.405.193	178.961.405
4	INVESTIMENTOS	3.603.165	3.700.000	5.542.140	3.700.000	14.965.562

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**671.927.598**		**172.116.606**	**14.965.562**				**859.009.766**
1002	**9.960.511**							**9.960.511**
1050			**6.844.799**					**6.844.799**
1056	**279.674.988**							**279.674.988**
Total	**961.563.097**	**0**	**178.961.405**	**14.965.562**	**0**	**0**	**0**	**1.155.490.064**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26279 FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.008.370.507**
	Atividade								**610.395.495**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**10.449.612**
0032 2004 **0022**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								10.449.612
			F	3-ODC	1	90	0	1000	3.271.128
			F	3-ODC	1	90	8	1000	7.178.484
0032 **20TP**	**Ativos Civis da União**	12 364							**563.573.434**
0032 20TP **0022**	Ativos Civis da União - **No Estado do Piauí**								563.573.434
			F	1-PES	1	90	8	1000	563.573.434
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**36.150.849**
0032 212B **0022**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								36.150.849
			F	3-ODC	1	90	0	1000	338.892
			F	3-ODC	1	90	8	1000	35.811.957
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0022**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Piauí** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0022**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Piauí** Servidor capacitado (unidade): 55								200.000
			F	3-ODC	2	90	8	1050	200.000
	Operação Especial								**397.975.012**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**289.635.499**
0032 0181 **0022**	Aposentadorias e Pensões Civis da União - **No Estado do Piauí**								289.635.499
			S	1-PES	1	90	0	1002	9.960.511
			S	1-PES	1	90	0	1056	279.674.988
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**108.339.513**
0032 09HB **0022**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Piauí**								108.339.513
			F	1-PES	0	91	8	1000	108.339.513
0909	**Operações Especiais: Outros Encargos Especiais**								**110.221**
	Operação Especial								**110.221**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0022**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Piauí**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**95.570**
0909 0536 **0022**	Benefícios de Legislação Especial - **No Estado do Piauí**								95.570
			S	3-ODC	1	90	0	1000	95.570
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**137.000**
	Operação Especial								**137.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**137.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								137.000
			F	3-ODC	2	50	0	1050	137.000
5112	**Educação Profissional e Tecnológica que Transforma**								**9.135.819**
	Atividade								**9.135.819**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.622.005**
5112 20RL **0022**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Piauí** Estudante matriculado (unidade): 1.210								6.622.005
			F	3-ODC	2	90	8	1000	6.622.005
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.513.814**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26279 FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 2994 **0022**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Piauí** Estudante assistido (unidade): 1.420								2.513.814
			F	3-ODC	2	90	0	1000	2.513.814
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**137.736.517**
	Atividade								**137.736.517**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**5.745.776**
5113 20GK **0022**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Piauí** Projeto apoiado (unidade): 31								5.745.776
			F	3-ODC	2	90	8	1000	5.745.776
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**84.697.000**
5113 20RK **0022**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Piauí** Estudante matriculado (unidade): 18.000								84.697.000
			F	3-ODC	2	90	8	1000	72.518.783
			F	3-ODC	2	90	8	1050	6.507.799
			F	3-ODC	2	91	8	1000	5.670.418
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**200.000**
5113 21D7 **0022**	Apoio à Educação a Distância - **No Estado do Piauí** Projeto apoiado (unidade): 1								200.000
			F	3-ODC	2	90	8	1000	200.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**68.126**
5113 21GS **0022**	Internacionalização da Educação Superior - **No Estado do Piauí** Projeto apoiado (unidade): 6								68.126
			F	3-ODC	2	90	8	1000	68.126
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**27.509.330**
5113 4002 **0022**	Assistência ao Estudante de Ensino Superior - **No Estado do Piauí** Estudante assistido (unidade): 7.969								27.509.330
			F	3-ODC	2	90	0	1000	27.009.330
			F	4-INV	2	90	0	1000	500.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**19.516.285**
5113 8282 **0022**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Piauí** Projeto apoiado (unidade): 9								19.516.285
			F	3-ODC	2	90	8	1000	5.050.723
			F	4-INV	2	90	8	1000	10.465.562
			F	4-INV	6	90	8	1000	800.000
			F	4-INV	7	90	8	1000	3.200.000
Total									**1.155.490.064**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26280 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO CARLOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		805.038.025	814.897.851	816.151.628	1.006.440.166	1.004.650.640
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	728.029.903	739.389.028	739.389.028	917.132.623	917.132.623
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	94.942	99.300	99.300	111.050	111.050
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	76.913.180	75.396.523	76.650.300	89.181.842	87.392.316
Funcao						
09	PREVIDÊNCIA SOCIAL	188.306.474	189.693.752	189.693.752	236.617.265	236.617.265
12	EDUCAÇÃO	616.636.610	625.091.799	626.345.576	769.697.200	767.907.674
28	ENCARGOS ESPECIAIS	94.942	112.300	112.300	125.701	125.701
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	199.753	230.000	230.000	300.000	300.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	188.306.474	189.693.752	189.693.752	236.617.265	236.617.265
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	39.584.020	43.098.553	43.098.553	44.044.041	44.044.041
364	ENSINO SUPERIOR	492.898.323	497.958.616	499.212.393	623.298.575	621.509.049
846	OUTROS ENCARGOS ESPECIAIS	84.049.456	83.916.930	83.916.930	102.180.285	102.180.285
GND						
1	PESSOAL E ENCARGOS SOCIAIS	688.246.131	696.073.475	696.073.475	872.803.233	872.803.233
3	OUTRAS DESPESAS CORRENTES	114.889.543	118.774.376	119.528.153	133.586.933	131.347.407
4	INVESTIMENTOS	1.902.351	50.000	550.000	50.000	500.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**636.185.968**		**116.022.751**	**500.000**				**752.708.719**
1050			**15.324.656**					**15.324.656**
1056	**236.617.265**							**236.617.265**
Total	**872.803.233**	**0**	**131.347.407**	**500.000**	**0**	**0**	**0**	**1.004.650.640**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26280 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO CARLOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**917.132.623**
	Atividade								**578.460.774**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**9.997.764**
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								9.997.764
			F	3-ODC	1	90	0	1000	3.513.648
			F	3-ODC	1	90	8	1000	6.484.116
0032 **20TP**	**Ativos Civis da União**	12 364							**534.116.733**
0032 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								534.116.733
			F	1-PES	1	90	8	1000	534.116.733
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**34.046.277**
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								34.046.277
			F	3-ODC	1	90	0	1000	104.544
			F	3-ODC	1	90	8	1000	33.941.733
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**300.000**
0032 4572 **0035**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de São Paulo**								300.000
	Servidor capacitado (unidade): 100		F	3-ODC	2	90	8	1050	300.000
	Operação Especial								**338.671.849**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**236.617.265**
0032 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								236.617.265
			S	1-PES	1	90	0	1056	236.617.265
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**102.054.584**
0032 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								102.054.584
			F	1-PES	0	91	8	1000	102.054.584
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**111.050**
	Operação Especial								**111.050**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**36.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								36.000
			F	3-ODC	2	50	0	1050	36.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**75.050**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								75.050
			F	3-ODC	2	80	0	1050	75.050
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**87.392.316**
	Atividade								**87.392.316**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.612.087**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								500.000
	Projeto apoiado (unidade): 10		F	3-ODC	6	99	8	1000	500.000
5113 20GK **0035**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de São Paulo**								1.112.087
	Projeto apoiado (unidade): 2.596		F	3-ODC	2	90	8	1000	1.112.087
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**71.390.900**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26280 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO CARLOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0035**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de São Paulo**								71.390.900
	Estudante matriculado (unidade): 20.111		F	3-ODC	2	90	8	1000	50.386.127
			F	3-ODC	2	90	8	1050	14.833.606
			F	3-ODC	2	91	8	1000	5.341.167
			F	3-ODC	2	91	8	1050	80.000
			F	3-ODC	6	99	8	1000	300.000
			F	4-INV	6	90	8	1000	250.000
			F	4-INV	6	99	8	1000	200.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**20.627**
5113 21D7 **0035**	Apoio à Educação a Distância - **No Estado de São Paulo**								20.627
	Projeto apoiado (unidade): 50		F	3-ODC	2	90	8	1000	20.627
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**56.772**
5113 21GS **0035**	Internacionalização da Educação Superior - **No Estado de São Paulo**								56.772
	Projeto apoiado (unidade): 50		F	3-ODC	2	90	8	1000	56.772
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**12.261.930**
5113 4002 **0035**	Assistência ao Estudante de Ensino Superior - **No Estado de São Paulo**								12.261.930
	Estudante assistido (unidade): 5.000		F	3-ODC	2	90	0	1000	12.249.930
			F	3-ODC	2	91	0	1000	12.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**2.050.000**
5113 8282 **0035**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de São Paulo**								2.050.000
	Projeto apoiado (unidade): 41		F	3-ODC	6	99	8	1000	2.000.000
			F	4-INV	2	90	8	1000	50.000
Total									**1.004.650.640**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26281 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		910.572.715	925.209.755	924.035.877	1.115.282.081	1.107.370.622
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	780.549.338	797.846.053	797.846.053	980.635.876	980.635.876
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	98.474	141.000	141.000	134.000	134.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	362.038	376.954	376.954	395.427	395.427
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	129.562.865	126.832.748	125.658.870	134.102.127	126.190.668
Funcao						
09	PREVIDÊNCIA SOCIAL	166.489.074	166.907.380	166.907.380	205.148.001	205.148.001
12	EDUCAÇÃO	743.985.167	758.148.375	756.974.497	909.985.429	902.073.970
28	ENCARGOS ESPECIAIS	98.474	154.000	154.000	148.651	148.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	20.000	20.000	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	175.762	300.000	300.000	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	166.489.074	166.907.380	166.907.380	205.148.001	205.148.001
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	43.421.102	47.753.060	47.753.060	49.656.641	49.656.641
364	ENSINO SUPERIOR	604.709.853	600.682.311	599.508.433	743.512.556	735.601.097
368	EDUCAÇÃO BÁSICA	362.038	376.954	376.954	395.427	395.427
846	OUTROS ENCARGOS ESPECIAIS	95.414.886	109.170.050	109.170.050	116.347.856	116.347.856
GND						
1	PESSOAL E ENCARGOS SOCIAIS	736.952.474	749.785.993	749.785.993	930.772.286	930.772.286
3	OUTRAS DESPESAS CORRENTES	165.137.685	170.062.752	165.635.533	178.211.318	169.744.697
4	INVESTIMENTOS	8.482.556	5.361.010	8.614.351	6.298.477	6.853.639

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**725.624.285**		**166.141.178**	**6.853.639**				**898.619.102**
1050			**3.603.519**					**3.603.519**
1056	**205.148.001**							**205.148.001**
Total	**930.772.286**	**0**	**169.744.697**	**6.853.639**	**0**	**0**	**0**	**1.107.370.622**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26281 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**980.635.876**
	Atividade								**659.288.670**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**10.029.096**
0032 2004 **0028**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								10.029.096
			F	3-ODC	1	90	0	1000	2.660.664
			F	3-ODC	1	90	8	1000	7.368.432
0032 **20TP**	**Ativos Civis da União**	12 364							**609.410.429**
0032 20TP **0028**	Ativos Civis da União - **No Estado de Sergipe**								609.410.429
			F	1-PES	1	90	8	1000	609.410.429
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**39.627.545**
0032 212B **0028**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								39.627.545
			F	3-ODC	1	90	0	1000	161.424
			F	3-ODC	1	90	8	1000	39.466.121
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0028**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Sergipe**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1050	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**200.000**
0032 4572 **0028**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Sergipe**								200.000
	Servidor capacitado (unidade): 800		F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**321.347.206**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**205.148.001**
0032 0181 **0028**	Aposentadorias e Pensões Civis da União - **No Estado de Sergipe**								205.148.001
			S	1-PES	1	90	0	1056	205.148.001
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**116.199.205**
0032 09HB **0028**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Sergipe**								116.199.205
			F	1-PES	0	91	8	1000	116.199.205
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0028**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Sergipe**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**134.000**
	Operação Especial								**134.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**98.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								98.000
			F	3-ODC	2	50	0	1050	98.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**36.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								36.000
			F	3-ODC	2	80	0	1050	36.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**395.427**
	Atividade								**395.427**
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**395.427**
5111 20RI **0028**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Sergipe**								395.427
	Estudante matriculado (unidade): 420		F	3-ODC	2	90	8	1000	345.427
			F	4-INV	2	90	8	1000	50.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26281 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**126.190.668**
	Atividade								**126.190.668**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.633.283**
5113 20GK **0028**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Sergipe**								1.633.283
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	1.633.283
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**83.031.779**
5113 20RK **0028**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Sergipe**								83.031.779
	Estudante matriculado (unidade): 29.100		F	3-ODC	2	90	8	1000	72.680.614
			F	3-ODC	2	90	8	1050	3.447.919
			F	3-ODC	2	91	8	1000	6.703.246
			F	3-ODC	6	99	8	1000	150.000
			F	4-INV	2	90	8	1000	50.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**126.582**
5113 21D7 **0028**	Apoio à Educação a Distância - **No Estado de Sergipe**								126.582
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	126.582
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**88.833**
5113 21GS **0028**	Internacionalização da Educação Superior - **No Estado de Sergipe**								88.833
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	88.833
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**35.676.501**
5113 4002 **0028**	Assistência ao Estudante de Ensino Superior - **No Estado de Sergipe**								35.676.501
	Estudante assistido (unidade): 29.000		F	3-ODC	2	90	0	1000	34.683.134
			F	4-INV	2	90	0	1000	993.367
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**5.633.690**
5113 8282 **0028**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Sergipe**								5.633.690
	Projeto apoiado (unidade): 12		F	4-INV	2	90	8	1000	4.633.690
			F	4-INV	6	90	8	1000	1.000.000
Total									**1.107.370.622**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26282 FUNDAÇÃO UNIVERSIDADE FEDERAL DE VIÇOSA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.123.357.633	837.133.240	833.366.210	1.379.840.696	1.374.716.958
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.008.265.137	720.516.026	720.516.026	1.259.232.106	1.259.232.106
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	16.944	7.634	7.634	35.906	35.906
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	63.908	67.616	67.616	68.871	68.871
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	428.327	445.974	445.974	461.331	461.331
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	7.623.297	7.937.377	7.545.813	7.597.734	7.044.392
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	106.960.020	108.158.613	104.783.147	112.444.748	107.874.352
Funcao						
09	PREVIDÊNCIA SOCIAL	385.094.410	96.820.487	96.820.487	492.812.670	492.812.670
12	EDUCAÇÃO	738.182.371	740.237.503	736.470.473	886.923.249	881.799.511
28	ENCARGOS ESPECIAIS	80.852	75.250	75.250	104.777	104.777
Subfuncao						
122	ADMINISTRAÇÃO GERAL	60.318	60.318	60.318	60.318	60.318
128	FORMAÇÃO DE RECURSOS HUMANOS	103.040	103.040	103.040	109.000	109.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	385.094.410	96.820.487	96.820.487	492.812.670	492.812.670
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	64.516.791	63.104.470	63.104.470	73.413.648	73.413.648
363	ENSINO PROFISSIONAL	7.623.297	7.937.377	7.545.813	7.597.734	7.044.392
364	ENSINO SUPERIOR	571.155.311	572.697.297	569.321.831	690.127.015	685.556.619
368	EDUCAÇÃO BÁSICA	428.327	445.974	445.974	461.331	461.331
846	OUTROS ENCARGOS ESPECIAIS	94.376.140	95.964.277	95.964.277	115.258.980	115.258.980
GND						
1	PESSOAL E ENCARGOS SOCIAIS	943.584.988	657.251.448	657.251.448	1.185.663.791	1.185.663.791
3	OUTRAS DESPESAS CORRENTES	169.316.125	173.147.590	169.274.290	187.582.215	182.197.674
4	INVESTIMENTOS	10.456.521	6.734.202	6.840.472	6.594.690	6.855.493

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**692.851.121**		**173.683.563**	**2.260.803**				**868.795.487**
1002	**195.545.777**							**195.545.777**
1050			**8.514.111**	**4.284.196**				**12.798.307**
1051				**310.494**				**310.494**
1056	**297.266.893**							**297.266.893**
Total	**1.185.663.791**	**0**	**182.197.674**	**6.855.493**	**0**	**0**	**0**	**1.374.716.958**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26282 FUNDAÇÃO UNIVERSIDADE FEDERAL DE VIÇOSA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.259.232.106**
	Atividade								**651.265.233**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**30.553.284**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								30.553.284
			F	3-ODC	1	90	0	1000	16.789.380
			F	3-ODC	1	90	8	1000	13.763.904
0032 **20TP**	**Ativos Civis da União**	12 364							**577.682.267**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								577.682.267
			F	1-PES	1	90	8	1000	577.682.267
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**42.860.364**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								42.860.364
			F	3-ODC	1	90	0	1000	645.936
			F	3-ODC	1	90	8	1000	42.214.428
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**60.318**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								60.318
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	60.318
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**109.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								109.000
	Servidor capacitado (unidade): 592		F	3-ODC	2	90	8	1000	109.000
	Operação Especial								**607.966.873**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**492.812.670**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								492.812.670
			S	1-PES	1	90	0	1002	195.545.777
			S	1-PES	1	90	0	1056	297.266.893
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**115.154.203**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								115.154.203
			F	1-PES	0	91	8	1000	115.154.203
0909	**Operações Especiais: Outros Encargos Especiais**								**35.906**
	Operação Especial								**35.906**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**21.255**
0909 0536 **0031**	Benefícios de Legislação Especial - **No Estado de Minas Gerais**								21.255
			S	3-ODC	1	90	0	1000	21.255
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**68.871**
	Operação Especial								**68.871**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**67.871**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								67.871
			F	3-ODC	2	50	0	1000	67.871
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1000	1.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**461.331**
	Atividade								**461.331**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26282 FUNDAÇÃO UNIVERSIDADE FEDERAL DE VIÇOSA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 **20RI**	**Funcionamento das Instituições Federais de Educação Básica**	12 368							**461.331**
5111 20RI **0031**	Funcionamento das Instituições Federais de Educação Básica - **No Estado de Minas Gerais**								461.331
	Estudante matriculado (unidade): 480		F	3-ODC	2	90	8	1000	461.331
5112	**Educação Profissional e Tecnológica que Transforma**								**7.044.392**
	Atividade								**7.044.392**
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.279.826**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								5.279.826
	Estudante matriculado (unidade): 830		F	3-ODC	2	90	8	1000	5.279.826
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**44.800**
5112 21IH **0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								44.800
	Estudante assistido (unidade): 8		F	3-ODC	2	90	0	1000	44.800
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.719.766**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								1.719.766
	Estudante assistido (unidade): 830		F	3-ODC	2	90	0	1000	1.719.766
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**107.874.352**
	Atividade								**107.874.352**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.533.489**
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais**								1.533.489
	Projeto apoiado (unidade): 8		F	3-ODC	2	90	8	1000	1.233.489
			F	3-ODC	6	90	8	1000	300.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**81.441.770**
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								81.441.770
	Estudante matriculado (unidade): 17.334		F	3-ODC	2	90	8	1000	65.650.836
			F	3-ODC	2	90	8	1050	8.514.111
			F	3-ODC	2	91	8	1000	5.776.823
			F	3-ODC	6	90	8	1000	400.000
			F	3-ODC	6	99	8	1000	600.000
			F	4-INV	2	90	8	1000	100.000
			F	4-INV	6	99	8	1000	400.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**100.000**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais**								100.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	100.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**59.058**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais**								59.058
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	59.058
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**17.819.582**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais**								17.819.582
	Estudante assistido (unidade): 12.000		F	3-ODC	2	90	0	1000	17.819.582
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**6.920.453**
5113 8282 **0001**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Nacional**								564.960
	Projeto apoiado (unidade): 5		F	3-ODC	6	99	8	1000	564.960
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais**								6.355.493
	Projeto apoiado (unidade): 3		F	4-INV	2	90	8	1000	1.760.803
			F	4-INV	2	90	8	1050	4.284.196
			F	4-INV	2	90	8	1051	310.494
Total									**1.374.716.958**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26283 FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.109.102.125	1.118.054.556	1.117.173.491	1.336.656.826	1.339.096.748
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	978.378.214	999.118.560	999.118.560	1.211.884.324	1.211.884.324
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	303.496	327.633	327.633	329.303	329.303
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	43.928	60.681	60.681	57.320	57.320
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	130.376.486	118.547.682	117.666.617	124.385.879	126.825.801
Funcao						
09	PREVIDÊNCIA SOCIAL	276.525.540	279.709.909	279.709.909	344.116.940	344.116.940
12	EDUCAÇÃO	832.229.160	837.956.333	837.075.268	992.153.263	994.593.185
28	ENCARGOS ESPECIAIS	347.424	388.314	388.314	386.623	386.623
Subfuncao						
122	ADMINISTRAÇÃO GERAL	4.704	21.600	21.600	21.671	21.671
128	FORMAÇÃO DE RECURSOS HUMANOS	135.074	150.000	150.000	150.000	150.000
131	COMUNICAÇÃO SOCIAL	14.500	14.500	14.500	12.131	12.131
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	276.525.540	279.709.909	279.709.909	344.116.940	344.116.940
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	87.964.299	94.521.005	94.521.005	100.487.502	100.487.502
364	ENSINO SUPERIOR	644.795.367	640.283.820	639.402.755	771.156.391	773.596.313
846	OUTROS ENCARGOS ESPECIAIS	99.662.641	103.353.722	103.353.722	120.712.191	120.712.191
GND						
1	PESSOAL E ENCARGOS SOCIAIS	890.259.637	904.424.455	904.424.455	1.111.227.671	1.111.227.671
3	OUTRAS DESPESAS CORRENTES	200.264.007	208.841.681	206.656.954	221.292.270	220.875.263
4	INVESTIMENTOS	18.578.481	4.788.420	6.092.082	4.136.885	6.993.814

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**767.110.731**		**176.550.486**	**4.860.929**				**948.522.146**
1002	**33.500.334**							**33.500.334**
1004			**41.872.914**					**41.872.914**
1050			**2.451.863**	**1.634.575**				**4.086.438**
1051				**498.310**				**498.310**
1056	**310.616.606**							**310.616.606**
Total	**1.111.227.671**	**0**	**220.875.263**	**6.993.814**	**0**	**0**	**0**	**1.339.096.748**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26283 FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.211.884.324**
	Atividade								**747.441.816**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**57.236.886**
0032 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								57.236.886
			S	3-ODC	1	90	0	1000	5.990.124
			S	3-ODC	1	90	8	1000	9.373.848
			S	3-ODC	1	90	8	1004	41.872.914
0032 **20TP**	**Ativos Civis da União**	12 364							**646.770.512**
0032 20TP **0054**	Ativos Civis da União - **No Estado de Mato Grosso do Sul**								646.770.512
			F	1-PES	1	90	8	1000	646.770.512
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**43.250.616**
0032 212B **0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								43.250.616
			F	3-ODC	1	90	0	1000	329.160
			F	3-ODC	1	90	8	1000	42.921.456
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.671**
0032 216H **0054**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso do Sul**								21.671
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.671
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**150.000**
0032 4572 **0054**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Mato Grosso do Sul**								150.000
	Servidor capacitado (unidade): 50		F	3-ODC	2	90	8	1000	150.000
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**12.131**
0032 4641 **0054**	Publicidade de Utilidade Pública - **No Estado de Mato Grosso do Sul**								12.131
			F	3-ODC	2	90	8	1000	12.131
	Operação Especial								**464.442.508**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**344.116.940**
0032 0181 **0054**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso do Sul**								344.116.940
			S	1-PES	1	90	0	1002	33.500.334
			S	1-PES	1	90	0	1056	310.616.606
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**120.325.568**
0032 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso do Sul**								120.325.568
			F	1-PES	0	91	8	1000	120.325.568
0909	**Operações Especiais: Outros Encargos Especiais**								**329.303**
	Operação Especial								**329.303**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0054**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**314.652**
0909 0536 **0054**	Benefícios de Legislação Especial - **No Estado de Mato Grosso do Sul**								314.652
			S	3-ODC	1	90	0	1000	314.652
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**57.320**
	Operação Especial								**57.320**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**50.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								50.000
			F	3-ODC	2	50	0	1000	50.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**7.320**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26283 FUNDAÇÃO UNIVERSIDADE FEDERAL DE MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								7.320
			F	3-ODC	2	80	0	1050	7.320
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**126.825.801**
	Atividade								**126.825.801**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**6.833.911**
5113 20GK **0054**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Mato Grosso do Sul**								6.833.911
	Projeto apoiado (unidade): 98		F	3-ODC	2	90	8	1000	15.059
			F	3-ODC	2	90	8	1050	818.852
			F	3-ODC	6	90	8	1000	4.500.000
			F	3-ODC	6	99	8	1000	500.000
			F	4-INV	6	90	8	1000	500.000
			F	4-INV	6	99	8	1000	500.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**98.626.955**
5113 20RK **0001**	Funcionamento de Instituições Federais de Ensino Superior - **Nacional**								1.000.000
	Estudante matriculado (unidade): 70		F	3-ODC	6	90	8	1000	1.000.000
5113 20RK **0054**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Mato Grosso do Sul**								97.626.955
	Estudante matriculado (unidade): 45.003		F	3-ODC	2	90	8	1000	82.829.305
			F	3-ODC	2	90	8	1050	1.625.691
			F	3-ODC	2	91	8	1000	6.529.261
			F	3-ODC	6	90	8	1000	1.700.000
			F	4-INV	2	90	8	1000	1.809.813
			F	4-INV	2	90	8	1050	1.634.575
			F	4-INV	2	90	8	1051	498.310
			F	4-INV	6	90	8	1000	1.000.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**370.755**
5113 21D7 **0054**	Apoio à Educação a Distância - **No Estado de Mato Grosso do Sul**								370.755
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	370.755
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**84.286**
5113 21GS **0054**	Internacionalização da Educação Superior - **No Estado de Mato Grosso do Sul**								84.286
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	84.286
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**19.847.778**
5113 4002 **0054**	Assistência ao Estudante de Ensino Superior - **No Estado de Mato Grosso do Sul**								19.847.778
	Estudante assistido (unidade): 8.223		F	3-ODC	2	90	0	1000	19.847.778
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.062.116**
5113 8282 **0054**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Mato Grosso do Sul**								1.062.116
	Projeto apoiado (unidade): 17		F	3-ODC	2	90	8	1000	11.000
			F	4-INV	2	90	8	1000	51.116
			F	4-INV	6	90	8	1000	1.000.000
Total									**1.339.096.748**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26284 FUNDAÇÃO UNIVERSIDADE FEDERAL DE CIÊNCIAS DA SAÚDE DE PORTO ALEGRE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		189.957.419	186.284.394	185.742.783	227.567.001	226.655.403
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	146.387.291	148.658.465	148.658.465	186.408.902	186.408.902
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	87.372	67.953	67.953	250.000	250.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	43.482.757	37.544.976	37.003.365	40.893.448	39.981.850
Funcao						
09	PREVIDÊNCIA SOCIAL	24.411.794	24.584.893	24.584.893	30.118.110	30.118.110
12	EDUCAÇÃO	165.458.253	161.618.548	161.076.937	197.184.240	196.272.642
28	ENCARGOS ESPECIAIS	87.372	80.953	80.953	264.651	264.651
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	2.994	100.000	100.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	24.411.794	24.584.893	24.584.893	30.118.110	30.118.110
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.275.536	9.110.565	9.110.565	9.727.146	9.727.146
364	ENSINO SUPERIOR	138.865.671	134.093.336	133.551.725	165.541.384	164.629.786
846	OUTROS ENCARGOS ESPECIAIS	18.401.424	18.395.600	18.395.600	22.030.361	22.030.361
GND						
1	PESSOAL E ENCARGOS SOCIAIS	138.108.761	139.460.900	139.460.900	176.546.407	176.546.407
3	OUTRAS DESPESAS CORRENTES	43.866.658	44.323.494	43.819.249	47.020.594	45.222.044
4	INVESTIMENTOS	7.982.000	2.500.000	2.462.634	4.000.000	4.886.952

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**146.428.297**		**44.192.432**	**4.886.952**				**195.507.681**
1050			**1.029.612**					**1.029.612**
1056	**30.118.110**							**30.118.110**
Total	**176.546.407**	**0**	**45.222.044**	**4.886.952**	**0**	**0**	**0**	**226.655.403**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26284 FUNDAÇÃO UNIVERSIDADE FEDERAL DE CIÊNCIAS DA SAÚDE DE PORTO ALEGRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**186.408.902**
	Atividade								**134.525.082**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.521.132**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								1.521.132
			F	3-ODC	1	90	0	1000	209.556
			F	3-ODC	1	90	8	1000	1.311.576
0032 **20TP**	**Ativos Civis da União**	12 364							**124.647.936**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								124.647.936
			F	1-PES	1	90	8	1000	124.647.936
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.206.014**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								8.206.014
			F	3-ODC	1	90	0	1000	81.780
			F	3-ODC	1	90	8	1000	8.124.234
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**150.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								150.000
	Servidor capacitado (unidade): 100		F	3-ODC	2	90	8	1000	150.000
	Operação Especial								**51.883.820**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**30.118.110**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								30.118.110
			S	1-PES	1	90	0	1056	30.118.110
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**21.765.710**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								21.765.710
			F	1-PES	0	91	8	1000	21.765.710
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**250.000**
	Operação Especial								**250.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**150.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								150.000
			F	3-ODC	2	50	0	1050	150.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**100.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								100.000
			F	3-ODC	2	80	0	1050	100.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**39.981.850**
	Atividade								**39.981.850**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**350.000**
5113 20GK **0043**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Rio Grande do Sul**								350.000
	Projeto apoiado (unidade): 25		F	3-ODC	2	90	8	1000	350.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**34.982.493**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26284 FUNDAÇÃO UNIVERSIDADE FEDERAL DE CIÊNCIAS DA SAÚDE DE PORTO ALEGRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0043**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante matriculado (unidade): 4.352								34.982.493
			F	3-ODC	2	90	8	1000	27.212.450
			F	3-ODC	2	90	8	1050	779.612
			F	3-ODC	2	91	8	1000	1.446.479
			F	3-ODC	6	90	8	1000	657.000
			F	4-INV	2	90	8	1000	3.706.952
			F	4-INV	6	90	8	1000	1.180.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**100.000**
5113 21D7 **0043**	Apoio à Educação a Distância - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								100.000
			F	3-ODC	2	90	8	1000	100.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**200.000**
5113 21GS **0043**	Internacionalização da Educação Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 3								200.000
			F	3-ODC	2	90	8	1000	200.000
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**3.849.357**
5113 4002 **0043**	Assistência ao Estudante de Ensino Superior - **No Estado do Rio Grande do Sul** Estudante assistido (unidade): 390								3.849.357
			F	3-ODC	2	90	0	1000	3.849.357
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**500.000**
5113 8282 **0043**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Rio Grande do Sul** Projeto apoiado (unidade): 1								500.000
			F	3-ODC	2	90	8	1000	500.000
Total									**226.655.403**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26285 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO JOÃO DEL-REI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		430.947.516	441.749.280	439.049.675	527.356.281	525.605.161
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	362.758.377	373.415.766	373.415.766	453.554.210	453.554.210
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	81.767	96.026	96.026	97.695	97.695
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	68.107.372	68.224.488	65.524.883	73.689.725	71.938.605
Funcao						
09	PREVIDÊNCIA SOCIAL	48.168.142	49.117.671	49.117.671	61.181.149	61.181.149
12	EDUCAÇÃO	382.697.607	392.522.583	389.822.978	466.062.786	464.311.666
28	ENCARGOS ESPECIAIS	81.767	109.026	109.026	112.346	112.346
Subfuncao						
122	ADMINISTRAÇÃO GERAL	120.094	65.000	65.000	55.000	55.000
128	FORMAÇÃO DE RECURSOS HUMANOS	330.000	360.000	360.000	360.000	360.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	48.168.142	49.117.671	49.117.671	61.181.149	61.181.149
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.181.797	25.831.481	25.831.481	26.285.127	26.285.127
364	ENSINO SUPERIOR	307.566.681	312.431.321	309.731.716	376.956.450	375.205.330
846	OUTROS ENCARGOS ESPECIAIS	51.580.802	53.943.807	53.943.807	62.518.555	62.518.555
GND						
1	PESSOAL E ENCARGOS SOCIAIS	339.126.486	347.172.285	347.172.285	426.868.734	426.868.734
3	OUTRAS DESPESAS CORRENTES	91.282.297	93.829.476	90.679.871	98.060.028	94.955.432
4	INVESTIMENTOS	538.733	747.519	1.197.519	2.427.519	3.780.995

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**365.687.585**		**94.525.713**	**3.453.476**				**463.666.774**
1050			**429.719**	**327.519**				**757.238**
1056	**61.181.149**							**61.181.149**
Total	**426.868.734**	**0**	**94.955.432**	**3.780.995**	**0**	**0**	**0**	**525.605.161**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26285 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO JOÃO DEL-REI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**453.554.210**
	Atividade								**329.966.852**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.733.396**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								5.733.396
			F	3-ODC	1	90	0	1000	1.267.812
			F	3-ODC	1	90	8	1000	4.465.584
0032 **20TP**	**Ativos Civis da União**	12 364							**303.266.725**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								303.266.725
			F	1-PES	1	90	8	1000	303.266.725
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.551.731**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								20.551.731
			F	3-ODC	1	90	0	1000	30.540
			F	3-ODC	1	90	8	1000	20.521.191
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**55.000**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								55.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	8	1000	55.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**360.000**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								360.000
	Servidor capacitado (unidade): 650		F	3-ODC	2	90	8	1000	350.000
			F	3-ODC	2	91	8	1000	10.000
	Operação Especial								**123.587.358**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**61.181.149**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								61.181.149
			S	1-PES	1	90	0	1056	61.181.149
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**62.406.209**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								62.406.209
			F	1-PES	0	91	8	1000	62.406.209
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**97.695**
	Operação Especial								**97.695**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**87.483**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								87.483
			F	3-ODC	2	50	0	1000	87.483
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**10.212**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								10.212
			F	3-ODC	2	80	0	1000	10.212
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**71.938.605**
	Atividade								**71.938.605**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.710.873**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26285 FUNDAÇÃO UNIVERSIDADE FEDERAL DE SÃO JOÃO DEL-REI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0031**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Minas Gerais** Projeto apoiado (unidade): 14								1.710.873
			F	3-ODC	2	90	8	1000	510.873
			F	3-ODC	6	90	8	1000	1.200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**51.751.485**
5113 20RK **0001**	Funcionamento de Instituições Federais de Ensino Superior - **Nacional** Estudante matriculado (unidade): 15								300.000
			F	3-ODC	6	90	8	1000	300.000
5113 20RK **0031**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Minas Gerais** Estudante matriculado (unidade): 17.142								51.451.485
			F	3-ODC	2	90	8	1000	47.889.099
			F	3-ODC	2	90	8	1050	347.724
			F	3-ODC	2	91	8	1000	3.032.667
			F	3-ODC	2	91	8	1050	81.995
			F	4-INV	2	90	8	1000	100.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**89.030**
5113 21D7 **0031**	Apoio à Educação a Distância - **No Estado de Minas Gerais** Projeto apoiado (unidade): 1								89.030
			F	3-ODC	2	90	8	1000	89.030
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**87.553**
5113 21GS **0031**	Internacionalização da Educação Superior - **No Estado de Minas Gerais** Projeto apoiado (unidade): 2								87.553
			F	3-ODC	2	90	8	1000	87.553
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**14.318.669**
5113 4002 **0031**	Assistência ao Estudante de Ensino Superior - **No Estado de Minas Gerais** Estudante assistido (unidade): 10.571								14.318.669
			F	3-ODC	2	90	0	1000	14.152.205
			F	3-ODC	2	91	0	1000	166.464
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**3.980.995**
5113 8282 **0031**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Minas Gerais** Projeto apoiado (unidade): 9								3.980.995
			F	3-ODC	6	99	8	1000	300.000
			F	4-INV	2	90	8	1000	1.853.476
			F	4-INV	2	90	8	1050	327.519
			F	4-INV	6	90	8	1000	500.000
			F	4-INV	6	99	8	1000	1.000.000
Total									**525.605.161**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26286 FUNDAÇÃO UNIVERSIDADE FEDERAL DO AMAPÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		300.756.124	278.721.444	281.337.732	330.610.456	358.240.557
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	222.120.893	228.586.115	228.586.115	277.459.712	277.459.712
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	66.786	78.050	78.050	81.180	81.180
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	78.568.445	50.044.279	52.660.567	53.054.913	80.685.014
Funcao						
09	PREVIDÊNCIA SOCIAL	11.384.321	11.716.008	11.716.008	14.187.595	14.187.595
12	EDUCAÇÃO	289.305.017	266.914.386	269.530.674	316.327.030	343.957.131
28	ENCARGOS ESPECIAIS	66.786	91.050	91.050	95.831	95.831
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	492.100	500.000	500.000	550.000	550.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	11.384.321	11.716.008	11.716.008	14.187.595	14.187.595
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	16.356.289	18.619.503	18.619.503	18.740.374	18.740.374
364	ENSINO SUPERIOR	242.040.300	217.394.344	220.010.632	260.715.440	288.345.541
846	OUTROS ENCARGOS ESPECIAIS	30.483.114	30.491.589	30.491.589	36.417.047	36.417.047
GND						
1	PESSOAL E ENCARGOS SOCIAIS	205.272.503	209.479.612	209.479.612	258.183.989	258.183.989
3	OUTRAS DESPESAS CORRENTES	72.540.752	67.411.832	70.047.489	70.261.925	97.892.026
4	INVESTIMENTOS	22.942.868	1.830.000	1.810.631	2.164.542	2.164.542

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**243.996.394**		**96.188.944**	**884.542**				**341.069.880**
1050			**1.703.082**	**1.280.000**				**2.983.082**
1056	**14.187.595**							**14.187.595**
Total	**258.183.989**	**0**	**97.892.026**	**2.164.542**	**0**	**0**	**0**	**358.240.557**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26286 FUNDAÇÃO UNIVERSIDADE FEDERAL DO AMAPÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**277.459.712**
	Atividade								**226.950.901**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.097.512**
0032 2004 **0016**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amapá**								3.097.512
			F	3-ODC	1	90	0	1000	153.336
			F	3-ODC	1	90	8	1000	2.944.176
0032 **20TP**	**Ativos Civis da União**	12 364							**207.660.527**
0032 20TP **0016**	Ativos Civis da União - **No Estado do Amapá**								207.660.527
			F	1-PES	1	90	8	1000	207.660.527
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**15.642.862**
0032 212B **0016**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amapá**								15.642.862
			F	3-ODC	1	90	0	1000	63.300
			F	3-ODC	1	90	8	1000	15.579.562
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**550.000**
0032 4572 **0016**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Amapá**								550.000
	Servidor capacitado (unidade): 350		F	3-ODC	2	90	8	1000	550.000
	Operação Especial								**50.508.811**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.187.595**
0032 0181 **0016**	Aposentadorias e Pensões Civis da União - **No Estado do Amapá**								14.187.595
			S	1-PES	1	90	0	1056	14.187.595
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**36.321.216**
0032 09HB **0016**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amapá**								36.321.216
			F	1-PES	0	91	8	1000	36.321.216
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0016**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amapá**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**81.180**
	Operação Especial								**81.180**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**72.680**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								72.680
			F	3-ODC	2	50	0	1000	72.680
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**8.500**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								8.500
			F	3-ODC	2	80	0	1000	8.500
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**80.685.014**
	Atividade								**80.685.014**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**35.425.960**
5113 20GK **0016**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Amapá**								35.425.960
	Projeto apoiado (unidade): 1.100		F	3-ODC	2	90	8	1000	7.363.031
			F	3-ODC	6	90	8	1000	300.533
			F	3-ODC	7	90	8	1000	27.762.396
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**27.024.812**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26286 FUNDAÇÃO UNIVERSIDADE FEDERAL DO AMAPÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0016**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Amapá** Estudante matriculado (unidade): 15.653								27.024.812
			F	3-ODC	2	90	8	1000	21.080.583
			F	3-ODC	2	90	8	1050	1.703.082
			F	3-ODC	2	91	8	1000	2.076.605
			F	4-INV	2	90	8	1000	884.542
			F	4-INV	2	90	8	1050	1.280.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**292.302**
5113 21D7 **0016**	Apoio à Educação a Distância - **No Estado do Amapá** Projeto apoiado (unidade): 16								292.302
			F	3-ODC	2	90	8	1000	292.302
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**43.200**
5113 21GS **0016**	Internacionalização da Educação Superior - **No Estado do Amapá** Projeto apoiado (unidade): 2								43.200
			F	3-ODC	2	90	8	1000	43.200
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**7.649.018**
5113 4002 **0016**	Assistência ao Estudante de Ensino Superior - **No Estado do Amapá** Estudante assistido (unidade): 8.007								7.649.018
			F	3-ODC	2	90	0	1000	7.649.018
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**10.249.722**
5113 8282 **0016**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Amapá** Projeto apoiado (unidade): 6								10.249.722
			F	3-ODC	2	90	8	1000	10.249.722
Total									**358.240.557**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26290 INSTITUTO NACIONAL DE ESTUDOS E PESQUISAS EDUCACIONAIS ANÍSIO TEIXEIRA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.013.107.060	1.446.957.696	1.394.297.213	1.721.640.173	1.623.677.920
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	257.214.307	355.359.521	343.034.354	364.562.945	347.298.534
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	2.400.804	1.933.000	1.838.284	2.414.121	2.238.293
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	62.471	83.800	83.800	135.000	135.000
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	575.277.263	797.736.659	767.234.491	940.252.863	885.802.062
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	3.479.367	49.810.751	47.378.159	7.800.000	7.250.535
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	174.672.847	242.033.965	234.728.125	406.475.244	380.953.496
Funcao						
09	PREVIDÊNCIA SOCIAL	11.158.776	11.274.985	11.274.985	13.778.992	13.778.992
12	EDUCAÇÃO	1.001.885.813	1.435.585.911	1.382.925.428	1.707.712.060	1.609.749.807
28	ENCARGOS ESPECIAIS	62.471	96.800	96.800	149.121	149.121
Subfuncao						
122	ADMINISTRAÇÃO GERAL	220.708.599	304.863.774	293.388.272	315.572.344	299.432.065
128	FORMAÇÃO DE RECURSOS HUMANOS	498.219	775.000	775.000	900.000	900.000
131	COMUNICAÇÃO SOCIAL	0	8.000.000	7.605.346	7.000.000	6.487.166
211	RELAÇÕES DIPLOMÁTICAS	2.400.804	1.920.000	1.825.284	2.400.000	2.224.172
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	11.158.776	11.274.985	11.274.985	13.778.992	13.778.992
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.356.297	7.409.207	7.409.207	6.093.884	6.093.884
363	ENSINO PROFISSIONAL	3.479.367	49.810.751	47.378.159	7.800.000	7.250.535
364	ENSINO SUPERIOR	174.672.847	242.033.965	234.728.125	406.475.244	380.953.496
368	EDUCAÇÃO BÁSICA	575.277.263	797.736.659	767.234.491	940.252.863	885.802.062
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	7.458.226	9.746.911	9.291.900	8.871.424	8.260.126
846	OUTROS ENCARGOS ESPECIAIS	12.096.661	13.386.444	13.386.444	12.495.422	12.495.422
GND						
1	PESSOAL E ENCARGOS SOCIAIS	91.872.681	96.554.082	96.554.082	120.721.223	120.721.223
3	OUTRAS DESPESAS CORRENTES	883.777.287	1.309.650.745	1.258.974.852	1.559.269.201	1.464.245.636
4	INVESTIMENTOS	37.457.091	40.752.869	38.768.279	41.649.749	38.711.061

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**106.942.231**		**1.223.543.174**	**38.711.061**				**1.369.196.466**
1050			**217.985.275**					**217.985.275**
1056	**13.778.992**							**13.778.992**
1128			**22.717.187**					**22.717.187**
Total	**120.721.223**	**0**	**1.464.245.636**	**38.711.061**	**0**	**0**	**0**	**1.623.677.920**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26290 INSTITUTO NACIONAL DE ESTUDOS E PESQUISAS EDUCACIONAIS ANÍSIO TEIXEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**347.298.534**
	Atividade								**321.173.241**
0032 **2000**	**Administração da Unidade**	12 122							**193.819.790**
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								193.819.790
			F	3-ODC	2	90	8	1000	163.773.731
			F	3-ODC	2	90	8	1050	10.780
			F	3-ODC	2	91	8	1000	20.000
			F	4-INV	2	90	8	1000	30.015.279
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.214.077**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.214.077
			F	3-ODC	1	90	0	1000	235.116
			F	3-ODC	1	90	8	1000	978.961
0032 **20RH**	**Gerenciamento das Políticas de Educação**	12 122							**10.379.466**
0032 20RH **0053**	Gerenciamento das Políticas de Educação - **No Distrito Federal**								10.379.466
	Unidade apoiada (unidade): 1		F	3-ODC	2	90	8	1000	10.379.466
0032 **20TP**	**Ativos Civis da União**	12 122							**94.581.809**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								94.581.809
			F	1-PES	1	90	8	1000	94.581.809
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.879.807**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								4.879.807
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	4.828.687
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**651.000**
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal**								651.000
	Agente público beneficiado (unidade): 13		F	3-ODC	2	90	8	1000	651.000
0032 **4000**	**Estudos, Pesquisas e Avaliações de Políticas Educacionais**	12 573							**8.260.126**
0032 4000 **0001**	Estudos, Pesquisas e Avaliações de Políticas Educacionais - **Nacional**								8.260.126
	Estudo realizado (unidade): 60		F	3-ODC	2	90	8	1000	7.732.702
			F	3-ODC	2	91	8	1000	4.000
			F	4-INV	2	90	8	1000	523.424
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**900.000**
0032 4572 **0053**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Distrito Federal**								900.000
	Servidor capacitado (unidade): 160		F	3-ODC	2	90	8	1000	900.000
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**6.487.166**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								6.487.166
			F	3-ODC	2	90	8	1000	6.487.166
	Operação Especial								**26.125.293**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**13.778.992**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								13.778.992
			S	1-PES	1	90	0	1056	13.778.992
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**12.346.301**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								12.346.301
			F	1-PES	0	91	8	1000	12.346.301
0909	**Operações Especiais: Outros Encargos Especiais**								**2.238.293**
	Operação Especial								**2.238.293**
0909 **00PN**	**Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados**	12 211							**2.224.172**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26290 INSTITUTO NACIONAL DE ESTUDOS E PESQUISAS EDUCACIONAIS ANÍSIO TEIXEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00PN **0002**	Participação do Brasil, como País não Membro, em Atividades de Cooperação Econômica junto à Organização para Cooperação e Desenvolvimento Econômico - OCDE e seus Órgãos Vinculados - **Exterior**								2.224.172
			F	3-ODC	2	80	8	1000	2.224.172
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**135.000**
	Operação Especial								**135.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**135.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								135.000
			F	3-ODC	2	80	0	1000	135.000
5111	**Educação Básica Democrática, com qualidade e equidade**								**885.802.062**
	Atividade								**885.802.062**
5111 **20RM**	**Exames e Avaliações da Educação Básica**	12 368							**874.116.319**
5111 20RM **0001**	Exames e Avaliações da Educação Básica - **Nacional**								874.116.319
	Pessoa avaliada (unidade): 5.822.001		F	3-ODC	2	30	8	1000	18.498.213
			F	3-ODC	2	80	8	1000	4.893.177
			F	3-ODC	2	90	8	1000	649.670.405
			F	3-ODC	2	90	8	1050	194.129.220
			F	3-ODC	2	91	8	1000	2.182.000
			F	4-INV	2	30	8	1000	4.624.554
			F	4-INV	2	90	8	1000	118.750
5111 **4014**	**Censo Escolar da Educação Básica**	12 368							**11.685.743**
5111 4014 **0001**	Censo Escolar da Educação Básica - **Nacional**								11.685.743
	Censo realizado (unidade): 1		F	3-ODC	2	30	8	1000	3.988.895
			F	3-ODC	2	80	8	1000	580.000
			F	3-ODC	2	90	8	1000	4.754.166
			F	3-ODC	2	91	8	1000	10.000
			F	4-INV	2	30	8	1000	2.352.682
5112	**Educação Profissional e Tecnológica que Transforma**								**7.250.535**
	Atividade								**7.250.535**
5112 **21B5**	**Avaliação da Educação Profissional e Tecnológica**	12 363							**7.250.535**
5112 21B5 **0001**	Avaliação da Educação Profissional e Tecnológica - **Nacional**								7.250.535
	Avaliação realizada (unidade): 1		F	3-ODC	2	90	8	1000	6.950.535
			F	3-ODC	2	91	8	1000	300.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**380.953.496**
	Atividade								**380.953.496**
5113 **20RN**	**Avaliação da Educação Superior e da Pós-Graduação**	12 364							**380.298.496**
5113 20RN **0001**	Avaliação da Educação Superior e da Pós-Graduação - **Nacional**								380.298.496
	Avaliação realizada (unidade): 16.746		F	3-ODC	2	30	8	1000	3.706.952
			F	3-ODC	2	90	8	1000	318.952.710
			F	3-ODC	2	90	8	1050	23.845.275
			F	3-ODC	2	90	8	1128	22.717.187
			F	3-ODC	2	91	8	1000	10.000.000
			F	4-INV	2	30	8	1000	985.707
			F	4-INV	2	90	8	1000	90.665
5113 **6503**	**Censo da Educação Superior**	12 364							**655.000**
5113 6503 **0001**	Censo da Educação Superior - **Nacional**								655.000
	Censo realizado (unidade): 1		F	3-ODC	2	90	8	1000	650.000
			F	3-ODC	2	91	8	1000	5.000
Total									**1.623.677.920**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26291 FUNDAÇÃO COORDENAÇÃO DE APERFEIÇOAMENTO DE PESSOAL DE NÍVEL SUPERIOR

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.082.231.638	5.340.575.935	5.083.096.639	5.085.585.247	4.726.299.627
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	255.010.668	258.865.489	251.971.848	287.869.757	278.274.464
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.232	4.692	4.692	5.507	5.507
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	778.992.961	1.239.766.040	1.178.634.142	1.145.224.026	1.063.122.504
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	4.048.223.777	3.841.939.714	3.652.485.957	3.652.485.957	3.384.897.152
Funcao						
09	PREVIDÊNCIA SOCIAL	25.756.220	26.011.431	26.011.431	32.639.565	32.639.565
12	EDUCAÇÃO	5.056.471.185	5.314.559.812	5.057.080.516	5.052.940.175	4.693.654.555
28	ENCARGOS ESPECIAIS	4.232	4.692	4.692	5.507	5.507
Subfuncao						
122	ADMINISTRAÇÃO GERAL	139.726.132	140.030.652	133.137.011	133.137.011	123.541.718
128	FORMAÇÃO DE RECURSOS HUMANOS	781.137	964.149	964.149	964.149	964.149
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	25.756.220	26.011.431	26.011.431	32.639.565	32.639.565
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.993.048	6.531.434	6.531.434	6.701.663	6.701.663
364	ENSINO SUPERIOR	3.594.037.430	3.434.121.639	3.268.178.450	3.292.321.894	3.058.039.386
368	EDUCAÇÃO BÁSICA	778.992.961	1.239.766.040	1.178.634.142	1.145.224.026	1.063.122.504
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	522.917.634	478.128.922	454.618.354	454.618.354	421.312.057
846	OUTROS ENCARGOS ESPECIAIS	15.027.076	15.021.668	15.021.668	19.978.585	19.978.585
GND						
1	PESSOAL E ENCARGOS SOCIAIS	109.514.583	111.343.946	111.343.946	147.072.441	147.072.441
3	OUTRAS DESPESAS CORRENTES	4.823.175.554	5.208.914.709	4.952.409.581	4.920.637.451	4.562.661.415
4	INVESTIMENTOS	149.541.501	20.317.280	19.343.112	17.875.355	16.565.771

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**114.432.876**		**4.560.787.129**	**16.565.771**				**4.691.785.776**
1050			**1.874.286**					**1.874.286**
1056	**32.639.565**							**32.639.565**
Total	**147.072.441**	**0**	**4.562.661.415**	**16.565.771**	**0**	**0**	**0**	**4.726.299.627**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26291 FUNDAÇÃO COORDENAÇÃO DE APERFEIÇOAMENTO DE PESSOAL DE NÍVEL SUPERIOR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**278.274.464**
	Atividade								**225.661.821**
0032 **2000**	**Administração da Unidade**	12 122							**123.251.135**
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								123.251.135
			F	3-ODC	2	90	8	1000	106.070.467
			F	3-ODC	2	90	8	1050	1.874.286
			F	4-INV	2	90	8	1000	15.306.382
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.423.130**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								1.423.130
			F	3-ODC	1	90	0	1000	263.460
			F	3-ODC	1	90	8	1000	1.159.670
0032 **20TP**	**Ativos Civis da União**	12 364							**94.454.291**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								94.454.291
			F	1-PES	1	90	8	1000	94.454.291
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.278.533**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								5.278.533
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	5.227.413
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**290.583**
0032 216H **0001**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Nacional** Agente público beneficiado (unidade): 7								290.583
			F	3-ODC	2	90	8	1000	290.583
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**964.149**
0032 4572 **0053**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Distrito Federal** Servidor capacitado (unidade): 379								964.149
			F	3-ODC	2	90	8	1000	964.149
	Operação Especial								**52.612.643**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**32.639.565**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								32.639.565
			S	1-PES	1	90	0	1056	32.639.565
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**19.973.078**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								19.973.078
			F	1-PES	0	91	8	1000	19.973.078
0909	**Operações Especiais: Outros Encargos Especiais**								**5.507**
	Operação Especial								**5.507**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.507**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								5.507
			F	1-PES	1	90	0	1000	5.507
5111	**Educação Básica Democrática, com qualidade e equidade**								**1.063.122.504**
	Atividade								**118.845.875**
5111 **20RJ**	**Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica**	12 368							**118.845.875**
5111 20RJ **0001**	Apoio à Capacitação e Formação Inicial e Continuada para a Educação Básica - **Nacional** Projeto apoiado (unidade): 3.487								118.845.875
			F	3-ODC	2	90	8	1000	117.045.875
			F	3-ODC	6	90	8	1000	1.800.000
	Operação Especial								**944.276.629**
5111 **00O0**	**Concessão de Bolsas de Apoio à Educação Básica**	12 368							**944.276.629**
5111 00O0 **0001**	Concessão de Bolsas de Apoio à Educação Básica - **Nacional** Bolsa concedida (unidade): 79.211								944.276.629
			F	3-ODC	2	90	8	1000	944.276.629
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**3.384.897.152**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26291 FUNDAÇÃO COORDENAÇÃO DE APERFEIÇOAMENTO DE PESSOAL DE NÍVEL SUPERIOR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
	Atividade								**469.308.901**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**36.103.067**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								36.103.067
	Projeto apoiado (unidade): 952		F	3-ODC	2	90	8	1000	34.843.678
			F	4-INV	2	90	8	1000	1.259.389
5113 **20RN**	**Avaliação da Educação Superior e da Pós-Graduação**	12 364							**11.893.777**
5113 20RN **0001**	Avaliação da Educação Superior e da Pós-Graduação - **Nacional**								11.893.777
	Avaliação realizada (unidade): 3.000		F	3-ODC	2	90	8	1000	11.893.777
5113 **2317**	**Acesso à Informação Científica e Tecnológica**	12 573							**421.312.057**
5113 2317 **0001**	Acesso à Informação Científica e Tecnológica - **Nacional**								421.312.057
	Acesso realizado (milhar): 260.943.707		F	3-ODC	2	90	8	1000	421.312.057
	Operação Especial								**2.915.588.251**
5113 **0487**	**Concessão de Bolsas de Estudo no Ensino Superior**	12 364							**2.915.588.251**
5113 0487 **0001**	Concessão de Bolsas de Estudo no Ensino Superior - **Nacional**								2.915.588.251
	Bolsa concedida (unidade): 102.390		F	3-ODC	2	90	8	1000	2.915.588.251
Total									**4.726.299.627**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26292 FUNDAÇÃO JOAQUIM NABUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		141.372.984	145.381.986	143.760.433	169.629.530	167.146.812
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	140.820.687	144.768.186	143.146.633	169.143.309	166.660.591
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.121	14.121
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	14.837	20.800	20.800	17.100	17.100
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	537.459	580.000	580.000	455.000	455.000
Funcao						
09	PREVIDÊNCIA SOCIAL	62.718.655	63.490.111	63.490.111	77.892.360	77.892.360
12	EDUCAÇÃO	78.639.492	81.858.075	80.236.522	91.705.949	89.223.231
28	ENCARGOS ESPECIAIS	14.837	33.800	33.800	31.221	31.221
Subfuncao						
122	ADMINISTRAÇÃO GERAL	31.329.457	31.735.709	30.177.315	33.949.908	31.467.190
128	FORMAÇÃO DE RECURSOS HUMANOS	269.846	462.000	462.000	280.000	280.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	62.718.655	63.490.111	63.490.111	77.892.360	77.892.360
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.968.308	3.425.638	3.425.638	3.201.416	3.201.416
364	ENSINO SUPERIOR	35.776.717	37.436.855	37.436.855	44.316.259	44.316.259
573	DIFUSÃO DO CONHECIMENTO CIENTÍFICO E TECNOLÓGICO	970.218	1.295.300	1.232.141	1.000.000	1.000.000
846	OUTROS ENCARGOS ESPECIAIS	7.339.783	7.536.373	7.536.373	8.989.587	8.989.587
GND						
1	PESSOAL E ENCARGOS SOCIAIS	105.282.858	107.862.539	107.862.539	130.726.106	130.726.106
3	OUTRAS DESPESAS CORRENTES	34.260.708	35.519.447	33.996.557	37.753.424	35.354.956
4	INVESTIMENTOS	1.829.418	2.000.000	1.901.337	1.150.000	1.065.750

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**52.833.746**		**35.336.852**	**1.065.750**				**89.236.348**
1002	**54.766.626**							**54.766.626**
1050			**18.104**					**18.104**
1056	**23.125.734**							**23.125.734**
Total	**130.726.106**	**0**	**35.354.956**	**1.065.750**	**0**	**0**	**0**	**167.146.812**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26292 FUNDAÇÃO JOAQUIM NABUCO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**166.660.591**
			Atividade								**79.809.865**
0032	**2000**		**Administração da Unidade**	12 122							**31.445.590**
0032	2000	**0026**	Administração da Unidade - **No Estado de Pernambuco**								31.445.590
					F	3-ODC	2	90	8	1000	30.339.736
					F	3-ODC	2	90	8	1050	18.104
					F	3-ODC	2	91	8	1000	22.000
					F	4-INV	2	90	8	1000	1.065.750
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**831.900**
0032	2004	**0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								831.900
					F	3-ODC	1	90	0	1000	457.956
					F	3-ODC	1	90	8	1000	373.944
0032	**20TP**		**Ativos Civis da União**	12 364							**43.861.259**
0032	20TP	**0026**	Ativos Civis da União - **No Estado de Pernambuco**								43.861.259
					F	1-PES	1	90	8	1000	43.861.259
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.369.516**
0032	212B	**0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								2.369.516
					F	3-ODC	1	90	0	1000	110.724
					F	3-ODC	1	90	8	1000	2.258.792
0032	**216H**		**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032	216H	**0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Pernambuco** Agente público beneficiado (unidade): 1								21.600
					F	3-ODC	2	90	8	1000	21.600
0032	**4000**		**Estudos, Pesquisas e Avaliações de Políticas Educacionais**	12 573							**1.000.000**
0032	4000	**0026**	Estudos, Pesquisas e Avaliações de Políticas Educacionais - **No Estado de Pernambuco** Estudo realizado (unidade): 173								1.000.000
					F	3-ODC	2	90	8	1000	985.000
					F	3-ODC	2	91	8	1000	15.000
0032	**4572**		**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**170.000**
0032	4572	**0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Pernambuco** Servidor capacitado (unidade): 25								170.000
					F	3-ODC	2	90	8	1000	170.000
0032	**6294**		**Promoção de Ações para o Desenvolvimento Local Sustentável**	12 128							**110.000**
0032	6294	**0026**	Promoção de Ações para o Desenvolvimento Local Sustentável - **No Estado de Pernambuco** Curso realizado (unidade): 20								110.000
					F	3-ODC	2	90	0	1000	90.000
					F	3-ODC	2	91	0	1000	20.000
			Operação Especial								**86.850.726**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**77.892.360**
0032	0181	**0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								77.892.360
					S	1-PES	1	90	0	1002	54.766.626
					S	1-PES	1	90	0	1056	23.125.734
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**8.958.366**
0032	09HB	**0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								8.958.366
					F	1-PES	0	91	8	1000	8.958.366
0909			**Operações Especiais: Outros Encargos Especiais**								**14.121**
			Operação Especial								**14.121**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.121**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26292 FUNDAÇÃO JOAQUIM NABUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.121
			F	1-PES	1	90	0	1000	14.121
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**17.100**
	Operação Especial								**17.100**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**12.100**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								12.100
			F	3-ODC	2	50	0	1000	12.100
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**5.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								5.000
			F	3-ODC	2	80	0	1000	5.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**455.000**
	Atividade								**455.000**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**455.000**
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Pernambuco** Projeto apoiado (unidade): 6								455.000
			F	3-ODC	2	90	8	1000	398.000
			F	3-ODC	2	91	8	1000	57.000
Total									**167.146.812**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26294 HOSPITAL DE CLÍNICAS DE PORTO ALEGRE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.891.127.772	2.020.379.512	2.017.231.816	2.148.634.253	2.143.986.038
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.693.645.868	1.830.537.198	1.830.537.198	1.899.540.924	1.899.540.924
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	4.588.833	2.100.440	2.100.440	8.206.288	8.206.288
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	271.744	297.954	297.954	329.175	329.175
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	192.621.326	187.443.920	184.296.224	240.557.866	235.909.651
Funcao						
12	EDUCAÇÃO	1.886.267.194	2.017.981.118	2.014.833.422	2.140.098.790	2.135.450.575
28	ENCARGOS ESPECIAIS	4.860.577	2.398.394	2.398.394	8.535.463	8.535.463
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	549.982	1.500.000	1.500.000	1.000.000	1.000.000
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	1.806.170.932	1.941.076.752	1.938.152.125	2.018.164.191	2.013.860.522
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	75.569.642	70.882.541	70.882.541	116.231.664	116.231.664
364	ENSINO SUPERIOR	3.976.638	4.521.825	4.298.756	4.702.935	4.358.389
846	OUTROS ENCARGOS ESPECIAIS	4.860.577	2.398.394	2.398.394	8.535.463	8.535.463
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.622.115.078	1.760.152.836	1.760.152.836	1.790.409.495	1.790.409.495
3	OUTRAS DESPESAS CORRENTES	234.945.908	204.783.731	202.491.227	319.924.758	316.679.512
4	INVESTIMENTOS	34.066.786	55.442.945	54.587.753	38.300.000	36.897.031

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**1.790.409.495**		**129.088.183**	**17.747.031**				**1.937.244.709**
1001			**28.629.867**					**28.629.867**
1048				**409.001**				**409.001**
1049			**153.650.341**	**18.740.999**				**172.391.340**
1081			**5.311.121**					**5.311.121**
Total	**1.790.409.495**	**0**	**316.679.512**	**36.897.031**	**0**	**0**	**0**	**2.143.986.038**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26294 HOSPITAL DE CLÍNICAS DE PORTO ALEGRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.899.540.924**
	Atividade								**1.899.540.924**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.052.081**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								20.052.081
			S	3-ODC	1	90	8	1001	20.052.081
0032 **20TP**	**Ativos Civis da União**	12 302							**1.782.309.260**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								1.782.309.260
			S	1-PES	1	90	8	1000	1.782.309.260
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**96.179.583**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								96.179.583
			S	3-ODC	1	90	8	1000	87.601.797
			S	3-ODC	1	90	8	1001	8.577.786
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.000.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								1.000.000
	Servidor capacitado (unidade): 6.907		S	3-ODC	2	90	8	1049	1.000.000
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**8.206.288**
	Operação Especial								**8.206.288**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**10.903**
0901 0022 **0043**	Sentenças Judiciais Devidas por Empresas Estatais - **No Estado do Rio Grande do Sul**								10.903
			S	1-PES	1	90	0	1000	10.903
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**8.195.385**
0901 0625 **0043**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **No Estado do Rio Grande do Sul**								8.195.385
			S	1-PES	1	90	0	1000	8.089.332
			S	3-ODC	1	90	0	1000	106.053
0909	**Operações Especiais: Outros Encargos Especiais**								**329.175**
	Operação Especial								**329.175**
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**329.175**
0909 0536 **0043**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Sul**								329.175
			S	3-ODC	1	90	0	1000	329.175
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**235.909.651**
	Atividade								**231.551.262**
5113 **21D8**	**Adequação e Modernização dos Hospitais Universitários Federais**	12 302							**36.897.031**
5113 21D8 **0043**	Adequação e Modernização dos Hospitais Universitários Federais - **No Estado do Rio Grande do Sul**								36.897.031
	Instituição apoiada (unidade): 1		S	4-INV	2	90	8	1000	17.747.031
			S	4-INV	2	90	8	1048	409.001
			S	4-INV	2	90	8	1049	18.740.999
5113 **4086**	**Funcionamento e Gestão de Instituições Hospitalares Federais de ensino**	12 302							**194.654.231**
5113 4086 **0043**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado do Rio Grande do Sul**								194.654.231
	Instituição apoiada (unidade): 1		S	3-ODC	2	90	8	1000	36.692.769
			S	3-ODC	2	90	8	1049	146.719.662
			S	3-ODC	2	90	8	1081	5.311.121
			S	3-ODC	2	91	8	1049	5.930.679
	Operação Especial								**4.358.389**
5113 **00QC**	**Concessão de Bolsas para Supervisão do Programa Mais Médicos**	12 364							**4.358.389**
5113 00QC **0043**	Concessão de Bolsas para Supervisão do Programa Mais Médicos - **No Estado do Rio Grande do Sul**								4.358.389
	Bolsa concedida (unidade): 1.476		S	3-ODC	2	90	8	1000	4.358.389
Total									**2.143.986.038**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		68.231.969.995	78.452.099.697	75.874.363.684	97.598.610.929	97.381.368.050
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	336.231.338	416.557.715	405.091.519	442.759.001	427.477.898
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	69.399	1.000.013.000	1.000.013.000	12.000.141.912	11.458.605.585
5111	EDUCAÇÃO BÁSICA DEMOCRÁTICA, COM QUALIDADE E EQUIDADE	67.169.997.899	76.407.946.331	73.812.986.625	84.576.798.672	84.922.941.962
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	184.077.715	89.817.814	89.453.931	68.742.800	64.606.558
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	541.593.644	537.764.837	566.818.609	510.168.544	507.736.047
Funcao						
09	PREVIDÊNCIA SOCIAL	80.127.208	80.663.071	80.663.071	93.181.148	93.181.148
12	EDUCAÇÃO	68.151.773.388	78.371.423.626	75.793.687.613	97.505.287.869	97.288.044.990
28	ENCARGOS ESPECIAIS	69.399	13.000	13.000	141.912	141.912
Subfuncao						
122	ADMINISTRAÇÃO GERAL	233.595.853	309.021.286	297.753.467	315.962.691	300.961.662
128	FORMAÇÃO DE RECURSOS HUMANOS	1.728.005	2.495.003	2.371.921	2.371.921	2.198.150
131	COMUNICAÇÃO SOCIAL	0	1.526.302	1.451.007	1.451.008	1.344.705
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	80.127.208	80.663.071	80.663.071	93.181.148	93.181.148
306	ALIMENTAÇÃO E NUTRIÇÃO	5.381.469.087	5.461.907.292	5.461.907.292	5.461.907.292	5.461.907.292
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.143.067	9.318.346	9.318.346	11.602.640	11.602.640
362	ENSINO MÉDIO	0	1.000.000.000	1.000.000.000	12.000.000.000	11.458.463.673
363	ENSINO PROFISSIONAL	184.077.715	89.817.814	89.453.931	68.742.800	64.606.558
364	ENSINO SUPERIOR	541.593.644	537.764.837	566.818.609	510.168.544	507.736.047
365	EDUCAÇÃO INFANTIL	1.327.346.568	1.295.002.106	1.296.573.338	1.387.397.334	1.575.017.334
366	EDUCAÇÃO DE JOVENS E ADULTOS	120.924.960	275.141.780	261.568.514	114.073.600	105.716.331
368	EDUCAÇÃO BÁSICA	8.968.773.087	10.769.147.288	7.758.833.633	5.628.901.303	5.795.781.862
846	OUTROS ENCARGOS ESPECIAIS	13.706.604	13.546.707	13.546.707	18.331.505	18.331.505
847	TRANSFERÊNCIAS PARA A EDUCAÇÃO BÁSICA	51.371.484.199	58.606.747.865	59.034.103.848	71.984.519.143	71.984.519.143
GND						
1	PESSOAL E ENCARGOS SOCIAIS	172.673.565	170.836.630	170.836.630	219.792.671	219.792.671
3	OUTRAS DESPESAS CORRENTES	62.704.172.431	71.742.939.985	69.023.425.517	81.365.595.280	81.400.014.768
4	INVESTIMENTOS	5.355.123.999	5.538.323.082	5.680.101.537	4.013.222.978	4.303.096.938
5	INVERSOES FINANCEIRAS	0	1.000.000.000	1.000.000.000	12.000.000.000	11.458.463.673

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**126.611.523**		**49.400.091.423**	**1.003.600.825**	**6.852.959.455**			**57.383.263.226**
1002	**46.225.295**							**46.225.295**
1056	**46.955.853**							**46.955.853**
1133			**8.548.581.446**	**3.220.680.653**	**4.605.504.218**			**16.374.766.317**
1134			**108.622.039**					**108.622.039**
1142			**56.208.592**	**78.815.460**				**135.024.052**
1149			**18.402.904.882**					**18.402.904.882**
1151			**2.894.270.096**					**2.894.270.096**
1152			**1.731.792.733**					**1.731.792.733**
1444			**135.636.544**					**135.636.544**
9142			**121.907.013**					**121.907.013**
Total	**219.792.671**	**0**	**81.400.014.768**	**4.303.096.938**	**11.458.463.673**	**0**	**0**	**97.381.368.050**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**427.477.898**
	Atividade								**316.107.157**
0032 **2000**	**Administração da Unidade**	12 122							**167.018.077**
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								167.018.077
			F	3-ODC	2	90	8	1000	148.903.150
			F	3-ODC	2	91	8	1000	2.801.631
			F	4-INV	2	90	8	1000	15.313.296
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.657.784**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								2.657.784
			F	3-ODC	1	90	0	1000	1.104.000
			F	3-ODC	1	90	8	1000	1.553.784
0032 **20RH**	**Gerenciamento das Políticas de Educação**	12 122							**25.540.951**
0032 20RH **0001**	Gerenciamento das Políticas de Educação - **Nacional**								25.540.951
	Unidade apoiada (unidade): 1		F	3-ODC	2	80	8	1000	10.639.345
			F	3-ODC	2	90	8	1000	14.901.606
0032 **20TP**	**Ativos Civis da União**	12 122							**108.280.018**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								108.280.018
			F	1-PES	1	90	8	1000	108.280.018
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.944.856**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								8.944.856
			F	3-ODC	1	90	0	1000	121.212
			F	3-ODC	1	90	8	1000	8.823.644
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**122.616**
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal**								122.616
	Agente público beneficiado (unidade): 5		F	3-ODC	2	90	8	1000	122.616
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**2.198.150**
0032 4572 **0053**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Distrito Federal**								2.198.150
	Servidor capacitado (unidade): 521		F	3-ODC	2	90	8	1000	2.198.150
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**1.344.705**
0032 4641 **0001**	Publicidade de Utilidade Pública - **Nacional**								1.344.705
			F	3-ODC	2	90	8	1000	1.344.705
	Operação Especial								**111.370.741**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**93.181.148**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								93.181.148
			S	1-PES	1	90	0	1002	46.225.295
			S	1-PES	1	90	0	1056	46.955.853
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**18.189.593**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								18.189.593
			F	1-PES	0	91	8	1000	18.189.593
0909	**Operações Especiais: Outros Encargos Especiais**								**11.458.605.585**
	Operação Especial								**11.458.605.585**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**141.912**
0909 00S6 **0001**	Benefício Especial - Lei nº 12.618, de 2012 - **Nacional**								141.912
			F	1-PES	1	90	0	1000	141.912
0909 **00W2**	**Integralização de cotas pela União em Fundo Privado com o Objetivo de Custear e Gerir Poupança de Incentivo à Permanência e Conclusão Escolar para Estudantes do Ensino Médio**	12 362							**11.458.463.673**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0909 00W2 **0001**	Integralização de cotas pela União em Fundo Privado com o Objetivo de Custear e Gerir Poupança de Incentivo à Permanência e Conclusão Escolar para Estudantes do Ensino Médio - **Nacional**								11.458.463.673
			F	5-IFI	2	90	8	1000	6.852.959.455
			F	5-IFI	2	90	8	1133	4.605.504.218
5111	**Educação Básica Democrática, com qualidade e equidade**								**84.922.941.962**
	Atividade								**2.086.407.964**
5111 **20RQ**	**Produção, Avaliação, Aquisição e Distribuição de Livros e Materiais Didáticos e Pedagógicos para Educação Básica**	12 368							**2.048.278.601**
5111 20RQ **0001**	Produção, Avaliação, Aquisição e Distribuição de Livros e Materiais Didáticos e Pedagógicos para Educação Básica - **Nacional** Material distribuído (unidade): 110.004.526								2.048.278.601
			F	3-ODC	2	90	8	1000	25.101.994
			F	3-ODC	2	90	8	1133	1.914.554.568
			F	3-ODC	2	90	8	1134	108.622.039
5111 **213M**	**Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão**	12 368							**985.707**
5111 213M **0001**	Apoio a Iniciativas de Valorização da Diversidade, de Promoção dos Direitos Humanos e de Inclusão - **Nacional** Projeto apoiado (unidade): 5								985.707
			F	3-ODC	2	90	8	1000	985.707
5111 **214V**	**Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos**	12 366							**37.143.656**
5111 214V **0001**	Apoio à Alfabetização, à Elevação da Escolaridade e à Integração à Qualificação Profissional na Educação de Jovens e Adultos - **Nacional** Pessoa beneficiada (unidade): 220.080								37.143.656
			F	3-ODC	2	90	8	1000	37.143.656
	Operação Especial								**82.836.533.998**
5111 **00O0**	**Concessão de Bolsas de Apoio à Educação Básica**	12 368							**266.248.413**
5111 00O0 **0001**	Concessão de Bolsas de Apoio à Educação Básica - **Nacional** Bolsa concedida (unidade): 255.193								266.248.413
			F	3-ODC	2	90	8	1000	266.248.413
5111 **00OW**	**Apoio à Manutenção da Educação Infantil**	12 365							**250.000.000**
5111 00OW **0001**	Apoio à Manutenção da Educação Infantil - **Nacional** Vaga mantida (unidade): 61.541								250.000.000
			F	3-ODC	2	40	8	1133	250.000.000
5111 **00PH**	**Concessão de Bolsas e Auxílio Financeiro para Promover a Alfabetização, a Elevação da Escolaridade e a Integração à Qualificação Profissional, na Educação de Jovens e Adultos**	12 366							**68.572.675**
5111 00PH **0001**	Concessão de Bolsas e Auxílio Financeiro para Promover a Alfabetização, a Elevação da Escolaridade e a Integração à Qualificação Profissional, na Educação de Jovens e Adultos - **Nacional** Bolsa concedida (unidade): 78.328								68.572.675
			F	3-ODC	2	90	8	1000	68.572.675
5111 **00PI**	**Apoio ao Programa Nacional de Alimentação Escolar (PNAE)**	12 306							**5.461.907.292**
5111 00PI **0001**	Apoio ao Programa Nacional de Alimentação Escolar (PNAE) - **Nacional** Estudante atendido (unidade): 39.401.945								5.461.907.292
			S	3-ODC	1	30	0	1133	1.786.829.671
			S	3-ODC	1	40	0	1133	3.621.348.075
			S	3-ODC	1	90	0	1133	53.729.546
5111 **00SB**	**Complementação da União ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação – Fundeb**	12 847							**69.954.569.694**
5111 00SB **0001**	Complementação da União ao Fundo de Manutenção e Desenvolvimento da Educação Básica e de Valorização dos Profissionais da Educação – Fundeb - **Nacional**								69.954.569.694
			F	3-ODC	1	40	8	1000	46.925.601.983
			F	3-ODC	1	40	8	1149	18.402.904.882
			F	3-ODC	1	40	8	1151	2.894.270.096
			F	3-ODC	1	40	8	1152	1.731.792.733
5111 **00SU**	**Apoio à Implantação de Escolas para Educação Infantil**	12 365							**1.325.017.334**
5111 00SU **0001**	Apoio à Implantação de Escolas para Educação Infantil - **Nacional** Projeto apoiado (unidade): 4.072								1.324.497.334
			F	4-INV	2	40	8	1133	980.631
			F	4-INV	3	40	8	1000	186.200.000
			F	4-INV	3	40	8	1133	1.136.316.703
			F	4-INV	6	99	8	1000	1.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111	00SU	**0031**	Apoio à Implantação de Escolas para Educação Infantil - **No Estado de Minas Gerais**								420.000
			Projeto apoiado (unidade): 1		F	4-INV	6	99	8	1000	420.000
5111	00SU	**0035**	Apoio à Implantação de Escolas para Educação Infantil - **No Estado de São Paulo**								100.000
			Projeto apoiado (unidade): 1		F	4-INV	6	99	8	1000	100.000
5111	**00VI**		**Apoio à Implantação de Escolas em Tempo Integral**	12 368							**763.200**
5111	00VI	**0001**	Apoio à Implantação de Escolas em Tempo Integral - **Nacional**								763.200
			Estudante matriculado (unidade): 636		F	3-ODC	2	90	8	1000	763.200
5111	**0509**		**Apoio ao Desenvolvimento da Educação Básica**	12 368							**410.819.675**
5111	0509	**0001**	Apoio ao Desenvolvimento da Educação Básica - **Nacional**								284.532.829
			Iniciativa apoiada (unidade): 32		F	3-ODC	2	30	8	1000	233.938.925
					F	3-ODC	2	40	8	1000	240.000
					F	3-ODC	2	90	8	1000	11.909.847
					F	3-ODC	2	90	8	1133	37.560.057
					F	4-INV	2	30	8	1000	620.000
					F	4-INV	2	40	8	1000	60.000
					F	4-INV	2	90	8	1000	4.000
					F	4-INV	6	99	8	1000	200.000
5111	0509	**0011**	Apoio ao Desenvolvimento da Educação Básica - **No Estado de Rondônia**								10
			Iniciativa apoiada (unidade): 0		F	3-ODC	6	40	8	1000	10
5111	0509	**0017**	Apoio ao Desenvolvimento da Educação Básica - **No Estado do Tocantins**								1
			Iniciativa apoiada (unidade): 0		F	4-INV	6	99	8	1000	1
5111	0509	**0023**	Apoio ao Desenvolvimento da Educação Básica - **No Estado do Ceará**								200.000
			Iniciativa apoiada (unidade): 2		F	4-INV	6	99	8	1000	200.000
5111	0509	**0025**	Apoio ao Desenvolvimento da Educação Básica - **No Estado da Paraíba**								150.000
			Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	8	1000	150.000
5111	0509	**0026**	Apoio ao Desenvolvimento da Educação Básica - **No Estado de Pernambuco**								1.250.000
			Iniciativa apoiada (unidade): 10		F	4-INV	6	99	8	1000	1.250.000
5111	0509	**0032**	Apoio ao Desenvolvimento da Educação Básica - **No Estado do Espírito Santo**								2.000.000
			Iniciativa apoiada (unidade): 2		F	3-ODC	6	40	8	1000	2.000.000
5111	0509	**0033**	Apoio ao Desenvolvimento da Educação Básica - **No Estado do Rio de Janeiro**								200.000
			Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	8	1000	200.000
5111	0509	**0035**	Apoio ao Desenvolvimento da Educação Básica - **No Estado de São Paulo**								3.439.000
			Iniciativa apoiada (unidade): 211		F	3-ODC	6	50	8	1000	300.000
					F	3-ODC	6	99	8	1000	975.000
					F	4-INV	6	99	8	1000	2.164.000
5111	0509	**0041**	Apoio ao Desenvolvimento da Educação Básica - **No Estado do Paraná**								115.117.835
			Iniciativa apoiada (unidade): 413		F	3-ODC	6	99	8	1000	401.000
					F	3-ODC	7	30	8	1000	114.715.835
					F	4-INV	6	99	8	1000	1.000
5111	0509	**0042**	Apoio ao Desenvolvimento da Educação Básica - **No Estado de Santa Catarina**								3.180.000
			Iniciativa apoiada (unidade): 2		F	3-ODC	6	99	8	1000	2.030.000
					F	4-INV	6	99	8	1000	1.150.000
5111	0509	**0405**	Apoio ao Desenvolvimento da Educação Básica - **No Município de Porto Grande - AP**								750.000
			Iniciativa apoiada (unidade): 1		F	3-ODC	6	99	8	1000	750.000
5111	**0515**		**Dinheiro Direto na Escola para a Educação Básica**	12 847							**2.029.949.449**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 0515 **0001**	Dinheiro Direto na Escola para a Educação Básica - **Nacional**								2.029.949.449
	Escola apoiada (unidade): 325.081		F	3-ODC	1	30	8	1000	563.616.118
			F	3-ODC	1	40	8	1000	505.139.103
			F	3-ODC	1	40	8	1142	56.208.592
			F	3-ODC	1	40	8	9142	121.907.013
			F	3-ODC	1	50	8	1000	7.560.166
			F	4-INV	1	30	8	1000	275.176.781
			F	4-INV	1	40	8	1000	421.526.216
			F	4-INV	1	40	8	1142	78.815.460
5111 **0969**	**Apoio ao Transporte Escolar na Educação Básica**	12 368							**872.038.385**
5111 0969 **0001**	Apoio ao Transporte Escolar na Educação Básica - **Nacional**								872.038.385
	Estudante atendido (unidade): 4.341.319		F	3-ODC	1	30	8	1133	69.843.675
			F	3-ODC	1	40	8	1133	802.194.710
5111 **0E53**	**Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola**	12 368							**727.851.024**
5111 0E53 **0001**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **Nacional**								714.452.000
	Veículo adquirido (unidade): 1.265		F	4-INV	2	30	8	1133	60.000
			F	4-INV	2	40	8	1133	1.140.000
			F	4-INV	3	30	8	1000	20.000
			F	4-INV	3	40	8	1000	180.000
			F	4-INV	3	40	8	1133	712.000.000
			F	4-INV	6	99	8	1000	1.052.000
5111 0E53 **0023**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado do Ceará**								5.000.000
	Veículo adquirido (unidade): 1		F	4-INV	6	99	8	1000	5.000.000
5111 0E53 **0029**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado da Bahia**								850.000
	Veículo adquirido (unidade): 2		F	4-INV	6	99	8	1000	850.000
5111 0E53 **0033**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado do Rio de Janeiro**								1.420.013
	Veículo adquirido (unidade): 4		F	4-INV	6	40	8	1000	503.430
			F	4-INV	6	99	8	1000	916.583
5111 0E53 **0035**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado de São Paulo**								1.000.000
	Veículo adquirido (unidade): 4		F	4-INV	6	99	8	1000	1.000.000
5111 0E53 **0042**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado de Santa Catarina**								1.350.001
	Veículo adquirido (unidade): 2		F	4-INV	6	40	8	1000	1
			F	4-INV	6	99	8	1000	1.350.000
5111 0E53 **0043**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado do Rio Grande do Sul**								1.273.133
	Veículo adquirido (unidade): 5		F	4-INV	6	99	8	1000	1.273.133
5111 0E53 **0052**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado de Goiás**								1.200.000
	Veículo adquirido (unidade): 20		F	4-INV	6	99	8	1000	1.200.000
5111 0E53 **0054**	Apoio à aquisição de Veículos para o Transporte Escolar da Educação Básica - Caminho da Escola - **No Estado de Mato Grosso do Sul**								1.305.877
	Veículo adquirido (unidade): 3		F	4-INV	6	99	8	1000	1.305.877
5111 **20RP**	**Apoio à Infraestrutura para a Educação Básica**	12 368							**1.468.796.857**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5111 20RP **0001**	Apoio à Infraestrutura para a Educação Básica - **Nacional**								1.446.324.850
	Projeto apoiado (unidade): 5.080		F	3-ODC	3	30	8	1000	4.000
			F	3-ODC	3	40	8	1000	4.000
			F	3-ODC	3	40	8	1133	12.521.144
			F	3-ODC	3	80	8	1000	4.079.686
			F	3-ODC	3	90	8	1000	13.940.700
			F	3-ODC	6	99	8	1000	1
			F	4-INV	2	40	8	1000	33.366.667
			F	4-INV	2	40	8	1133	1.000.000
			F	4-INV	2	90	8	1000	12.033.333
			F	4-INV	3	30	8	1000	32.000
			F	4-INV	3	30	8	1133	49.798.903
			F	4-INV	3	40	8	1000	160.000
			F	4-INV	3	40	8	1133	1.161.990.244
			F	4-INV	3	90	8	1133	157.394.172
5111 20RP **0031**	Apoio à Infraestrutura para a Educação Básica - **No Estado de Minas Gerais**								1.550.000
	Projeto apoiado (unidade): 106		F	3-ODC	6	99	8	1000	700.000
			F	4-INV	6	99	8	1000	850.000
5111 20RP **0032**	Apoio à Infraestrutura para a Educação Básica - **No Estado do Espírito Santo**								2.600.000
	Projeto apoiado (unidade): 12		F	4-INV	6	99	8	1000	2.600.000
5111 20RP **0033**	Apoio à Infraestrutura para a Educação Básica - **No Estado do Rio de Janeiro**								4.542.007
	Projeto apoiado (unidade): 45		F	4-INV	6	30	8	1000	1.000.000
			F	4-INV	6	40	8	1000	1.142.007
			F	4-INV	6	50	8	1000	300.000
			F	4-INV	6	90	8	1000	200.000
			F	4-INV	6	99	8	1000	1.900.000
5111 20RP **0035**	Apoio à Infraestrutura para a Educação Básica - **No Estado de São Paulo**								4.480.000
	Projeto apoiado (unidade): 1.500.018		F	3-ODC	6	40	8	1000	500.000
			F	4-INV	6	99	8	1000	3.980.000
5111 20RP **0041**	Apoio à Infraestrutura para a Educação Básica - **No Estado do Paraná**								7.600.000
	Projeto apoiado (unidade): 42		F	4-INV	6	99	8	1000	7.600.000
5111 20RP **0042**	Apoio à Infraestrutura para a Educação Básica - **No Estado de Santa Catarina**								1.400.000
	Projeto apoiado (unidade): 201		F	4-INV	6	99	8	1000	1.400.000
5111 20RP **0053**	Apoio à Infraestrutura para a Educação Básica - **No Distrito Federal**								300.000
	Projeto apoiado (unidade): 1		F	3-ODC	6	99	8	1000	300.000
5112	**Educação Profissional e Tecnológica que Transforma**								**64.606.558**
	Atividade								**64.606.558**
5112 **21B4**	**Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica**	12 363							**64.606.558**
5112 21B4 **0001**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - **Nacional**								64.106.558
	Estudante matriculado (unidade): 29.687		F	3-ODC	2	90	8	1000	63.706.558
			F	3-ODC	6	99	8	1000	400.000
5112 21B4 **0024**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - **No Estado do Rio Grande do Norte**								200.000
	Estudante matriculado (unidade): 12		F	3-ODC	6	90	8	1000	200.000
5112 21B4 **7000**	Fomento ao Desenvolvimento e Modernização dos Sistemas de Ensino de Educação Profissional e Tecnológica - **IERJ - No Estado do Rio de Janeiro**								300.000
	Estudante matriculado (unidade): 12		F	3-ODC	6	90	8	1000	300.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**507.736.047**
	Atividade								**86.308.955**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**86.308.955**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								86.308.955
	Projeto apoiado (unidade): 1.250		F	3-ODC	2	90	8	1000	86.308.955
	Operação Especial								**421.427.092**
5113 **0048**	**Apoio a Entidades de Ensino Superior Não Federais**	12 364							**25.006.503**
5113 0048 **0001**	Apoio a Entidades de Ensino Superior Não Federais - **Nacional**								1.550.000
	Entidade apoiada (unidade): 3		F	3-ODC	6	99	8	1000	250.000
			F	4-INV	6	99	8	1000	1.300.000
5113 0048 **0013**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Amazonas**								400.000
	Entidade apoiada (unidade): 10		F	4-INV	6	99	8	1000	400.000
5113 0048 **0021**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Maranhão**								2.250.000
	Entidade apoiada (unidade): 2		F	3-ODC	6	30	8	1000	250.000
			F	4-INV	6	30	8	1000	2.000.000
5113 0048 **0022**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Piauí**								700.000
	Entidade apoiada (unidade): 1		F	4-INV	6	30	8	1000	700.000
5113 0048 **0023**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Ceará**								300.000
	Entidade apoiada (unidade): 1		F	4-INV	6	99	8	1000	300.000
5113 0048 **0024**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Rio Grande do Norte**								2.000.000
	Entidade apoiada (unidade): 2		F	3-ODC	6	30	8	1000	500.000
			F	4-INV	6	30	8	1000	1.500.000
5113 0048 **0029**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado da Bahia**								400.000
	Entidade apoiada (unidade): 4		F	3-ODC	6	30	8	1000	200.000
			F	3-ODC	6	99	8	1000	200.000
5113 0048 **0031**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado de Minas Gerais**								2.700.000
	Entidade apoiada (unidade): 13		F	3-ODC	6	99	8	1000	1.000.000
			F	4-INV	6	99	8	1000	1.700.000
5113 0048 **0033**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Rio de Janeiro**								2.200.000
	Entidade apoiada (unidade): 3		F	3-ODC	6	30	8	1000	150.000
			F	3-ODC	6	99	8	1000	850.000
			F	4-INV	6	99	8	1000	1.200.000
5113 0048 **0035**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado de São Paulo**								2.906.003
	Entidade apoiada (unidade): 400.016		F	3-ODC	6	99	8	1000	2.406.003
			F	4-INV	6	99	8	1000	500.000
5113 0048 **0041**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Paraná**								3.050.500
	Entidade apoiada (unidade): 21		F	3-ODC	6	30	8	1000	400.000
			F	3-ODC	6	99	8	1000	600.000
			F	4-INV	6	30	8	1000	700.000
			F	4-INV	6	99	8	1000	1.350.500
5113 0048 **0043**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado do Rio Grande do Sul**								300.000
	Entidade apoiada (unidade): 1		F	4-INV	6	30	8	1000	300.000
5113 0048 **0052**	Apoio a Entidades de Ensino Superior Não Federais - **No Estado de Goiás**								600.000
	Entidade apoiada (unidade): 20		F	4-INV	6	99	8	1000	600.000
5113 0048 **7001**	Apoio a Entidades de Ensino Superior Não Federais - **Universidade do Estado do Rio de Janeiro (UERJ) - No Estado do Rio de Janeiro**								200.000
	Entidade apoiada (unidade): 1		F	3-ODC	6	30	8	1000	200.000
5113 0048 **7009**	Apoio a Entidades de Ensino Superior Não Federais - **Universidade do Estado do Rio Grande do Norte (UERN) - No Estado do Rio Grande do Norte**								450.000
	Entidade apoiada (unidade): 1		F	4-INV	6	30	8	1000	450.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26298 FUNDO NACIONAL DE DESENVOLVIMENTO DA EDUCAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 0048 **7499**	Apoio a Entidades de Ensino Superior Não Federais - **Construção do Laboratório de Simulação e Usabilidade - SMLAB vinculado ao Núcleo de Tecnologias Estratégicas da Saúde - NUTES da Universidade Estadual da Paraíba (UEPB) - No Estado da Paraíba**								3.500.000
	Entidade apoiada (unidade): 1		F	4-INV	7	30	8	1000	3.500.000
5113 0048 **7500**	Apoio a Entidades de Ensino Superior Não Federais - **Construção do Campus Universitário no Município de Colinas-TO - No Estado do Tocantins**								500.000
	Entidade apoiada (unidade): 1		F	4-INV	6	30	8	1000	500.000
5113 0048 **7501**	Apoio a Entidades de Ensino Superior Não Federais - **Fundação Universidade do Estado de Mato Grosso - UNEMAT - No Município de Barra do Bugres - MT**								1.000.000
	Entidade apoiada (unidade): 1		F	3-ODC	6	30	8	1000	1.000.000
5113 **00QH**	**Concessão de Bolsas no Âmbito do Programa de Estímulo à Reestruturação e ao Fortalecimento das Instituições de Ensino Superior (Proies)**	12 364							**135.636.544**
5113 00QH **0001**	Concessão de Bolsas no Âmbito do Programa de Estímulo à Reestruturação e ao Fortalecimento das Instituições de Ensino Superior (Proies) - **Nacional**								135.636.544
	Bolsa concedida (unidade): 3.580		F	3-ODC	2	91	8	1444	135.636.544
5113 **0A12**	**Concessão de Bolsa Permanência no Ensino Superior**	12 364							**260.784.045**
5113 0A12 **0001**	Concessão de Bolsa Permanência no Ensino Superior - **Nacional**								260.784.045
	Estudante atendido (unidade): 17.500		F	3-ODC	2	90	0	1000	260.784.045
Total									**97.381.368.050**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26350 FUNDAÇÃO UNIVERSIDADE FEDERAL DA GRANDE DOURADOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		323.739.752	320.120.212	319.739.596	398.482.629	397.748.011
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	269.413.826	272.033.254	272.033.254	348.702.383	348.702.383
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	81.347	124.227	124.227	134.948	134.948
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	54.244.580	47.949.731	47.569.115	49.630.647	48.896.029
Funcao						
09	PREVIDÊNCIA SOCIAL	23.064.025	23.059.686	23.059.686	29.522.815	29.522.815
12	EDUCAÇÃO	300.594.381	296.923.299	296.542.683	368.810.215	368.075.597
28	ENCARGOS ESPECIAIS	81.347	137.227	137.227	149.599	149.599
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	25.800	25.800
128	FORMAÇÃO DE RECURSOS HUMANOS	80.673	100.000	100.000	110.000	110.000
131	COMUNICAÇÃO SOCIAL	150.000	150.000	150.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	23.064.025	23.059.686	23.059.686	29.522.815	29.522.815
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	18.167.172	20.264.593	20.264.593	20.834.904	20.834.904
364	ENSINO SUPERIOR	245.418.723	239.875.495	239.494.879	298.863.873	298.129.255
846	OUTROS ENCARGOS ESPECIAIS	36.859.160	36.670.438	36.670.438	49.025.237	49.025.237
GND						
1	PESSOAL E ENCARGOS SOCIAIS	251.015.981	251.531.661	251.531.661	327.646.330	327.646.330
3	OUTRAS DESPESAS CORRENTES	66.357.791	67.555.373	65.934.757	70.139.912	68.905.294
4	INVESTIMENTOS	6.365.980	1.033.178	2.273.178	696.387	1.196.387

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**298.123.515**		**67.369.339**	**696.387**				**366.189.241**
1050			**1.535.955**	**500.000**				**2.035.955**
1056	**29.522.815**							**29.522.815**
Total	**327.646.330**	**0**	**68.905.294**	**1.196.387**	**0**	**0**	**0**	**397.748.011**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26350 FUNDAÇÃO UNIVERSIDADE FEDERAL DA GRANDE DOURADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**348.702.383**
	Atividade								**270.303.930**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.227.058**
0032 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								4.227.058
			F	3-ODC	1	90	0	1000	442.620
			F	3-ODC	1	90	8	1000	3.784.438
0032 **20TP**	**Ativos Civis da União**	12 364							**249.233.226**
0032 20TP **0054**	Ativos Civis da União - **No Estado de Mato Grosso do Sul**								249.233.226
			F	1-PES	1	90	8	1000	249.233.226
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**16.607.846**
0032 212B **0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								16.607.846
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	16.556.726
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**25.800**
0032 216H **0054**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso do Sul**								25.800
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	25.800
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**110.000**
0032 4572 **0054**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Mato Grosso do Sul**								110.000
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	8	1000	110.000
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**100.000**
0032 4641 **0054**	Publicidade de Utilidade Pública - **No Estado de Mato Grosso do Sul**								100.000
			F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**78.398.453**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**29.522.815**
0032 0181 **0054**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso do Sul**								29.522.815
			S	1-PES	1	90	0	1056	29.522.815
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**48.875.638**
0032 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso do Sul**								48.875.638
			F	1-PES	0	91	8	1000	48.875.638
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0054**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**134.948**
	Operação Especial								**134.948**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**81.348**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								81.348
			F	3-ODC	2	50	0	1050	81.348
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**53.600**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								53.600
			F	3-ODC	2	80	0	1050	53.600
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**48.896.029**
	Atividade								**48.896.029**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26350 FUNDAÇÃO UNIVERSIDADE FEDERAL DA GRANDE DOURADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**5.152.392**
5113 20GK **0054**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Mato Grosso do Sul**								5.152.392
	Projeto apoiado (unidade): 488		F	3-ODC	2	90	8	1000	3.152.392
			F	3-ODC	6	90	8	1000	1.000.000
			F	3-ODC	6	99	8	1000	500.000
			F	4-INV	6	99	8	1000	500.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**34.166.064**
5113 20RK **0054**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Mato Grosso do Sul**								34.166.064
	Estudante matriculado (unidade): 9.350		F	3-ODC	2	90	8	1000	28.550.508
			F	3-ODC	2	90	8	1050	1.401.007
			F	3-ODC	2	91	8	1000	3.214.549
			F	3-ODC	6	90	8	1000	500.000
			F	4-INV	2	90	8	1050	500.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**111.949**
5113 21D7 **0054**	Apoio à Educação a Distância - **No Estado de Mato Grosso do Sul**								111.949
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	111.949
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**55.400**
5113 21GS **0054**	Internacionalização da Educação Superior - **No Estado de Mato Grosso do Sul**								55.400
	Projeto apoiado (unidade): 7		F	3-ODC	2	90	8	1000	55.400
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**9.310.224**
5113 4002 **0054**	Assistência ao Estudante de Ensino Superior - **No Estado de Mato Grosso do Sul**								9.310.224
	Estudante assistido (unidade): 4.312		F	3-ODC	2	90	0	1000	9.213.837
			F	4-INV	2	90	0	1000	96.387
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**100.000**
5113 8282 **0054**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Mato Grosso do Sul**								100.000
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	100.000
Total									**397.748.011**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26351 UNIVERSIDADE FEDERAL DO RECÔNCAVO DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		405.790.473	416.729.695	417.440.132	493.878.045	491.162.636
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	352.665.878	360.701.758	360.701.758	436.550.489	436.550.489
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	86.326	87.135	87.135	90.000	90.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	53.038.269	55.927.802	56.638.239	57.222.905	54.507.496
Funcao						
09	PREVIDÊNCIA SOCIAL	15.495.161	16.096.765	16.096.765	19.580.884	19.580.884
12	EDUCAÇÃO	390.208.987	400.532.795	401.243.232	474.192.510	471.477.101
28	ENCARGOS ESPECIAIS	86.326	100.135	100.135	104.651	104.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	80.000	60.000	60.000	40.000	40.000
128	FORMAÇÃO DE RECURSOS HUMANOS	294.643	300.000	300.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	15.495.161	16.096.765	16.096.765	19.580.884	19.580.884
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	28.214.438	30.050.433	30.050.433	30.912.086	30.912.086
364	ENSINO SUPERIOR	311.856.020	320.466.990	321.177.427	385.316.077	382.600.668
846	OUTROS ENCARGOS ESPECIAIS	49.850.211	49.755.507	49.755.507	57.878.998	57.878.998
GND						
1	PESSOAL E ENCARGOS SOCIAIS	324.076.797	330.304.325	330.304.325	405.463.054	405.463.054
3	OUTRAS DESPESAS CORRENTES	78.830.635	82.024.859	81.793.403	87.358.576	83.643.167
4	INVESTIMENTOS	2.883.041	4.400.511	5.342.404	1.056.415	2.056.415

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**385.882.170**		**81.144.626**	**2.056.415**				**469.083.211**
1050			**2.498.541**					**2.498.541**
1056	**19.580.884**							**19.580.884**
Total	**405.463.054**	**0**	**83.643.167**	**2.056.415**	**0**	**0**	**0**	**491.162.636**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26351 UNIVERSIDADE FEDERAL DO RECÔNCAVO DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**436.550.489**
	Atividade								**359.195.258**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.835.620**
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								3.835.620
			F	3-ODC	1	90	0	1000	206.664
			F	3-ODC	1	90	8	1000	3.628.956
0032 **20TP**	**Ativos Civis da União**	12 364							**328.093.172**
0032 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								328.093.172
			F	1-PES	1	90	8	1000	328.093.172
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**27.076.466**
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								27.076.466
			F	3-ODC	1	90	0	1000	123.180
			F	3-ODC	1	90	8	1000	26.953.286
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**40.000**
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia**								40.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	8	1000	40.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**150.000**
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Bahia**								150.000
	Servidor capacitado (unidade): 150		F	3-ODC	2	90	8	1000	150.000
	Operação Especial								**77.355.231**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**19.580.884**
0032 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								19.580.884
			S	1-PES	1	90	0	1056	19.580.884
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**57.774.347**
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								57.774.347
			F	1-PES	0	91	8	1000	57.774.347
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**90.000**
	Operação Especial								**90.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**65.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								65.000
			F	3-ODC	2	50	0	1000	65.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**25.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								25.000
			F	3-ODC	2	80	0	1000	25.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**54.507.496**
	Atividade								**54.507.496**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.569.544**
5113 20GK **0029**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado da Bahia**								3.569.544
	Projeto apoiado (unidade): 125		F	3-ODC	2	90	8	1000	1.169.544
			F	3-ODC	2	90	8	1050	2.200.000
			F	3-ODC	6	90	8	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26351 UNIVERSIDADE FEDERAL DO RECÔNCAVO DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**36.507.448**
5113 20RK **0029**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado da Bahia**								36.507.448
	Estudante matriculado (unidade): 9.500		F	3-ODC	2	90	8	1000	36.158.907
			F	3-ODC	2	90	8	1050	298.541
			F	4-INV	2	90	8	1000	50.000
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**56.415**
5113 21D7 **0029**	Apoio à Educação a Distância - **No Estado da Bahia**								56.415
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	56.415
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**224.063**
5113 21GS **0029**	Internacionalização da Educação Superior - **No Estado da Bahia**								224.063
	Projeto apoiado (unidade): 8		F	3-ODC	2	90	8	1000	224.063
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**12.350.026**
5113 4002 **0029**	Assistência ao Estudante de Ensino Superior - **No Estado da Bahia**								12.350.026
	Estudante assistido (unidade): 3.500		F	3-ODC	2	90	0	1000	12.200.026
			F	4-INV	2	90	0	1000	150.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.800.000**
5113 8282 **0029**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Bahia**								1.800.000
	Projeto apoiado (unidade): 5		F	4-INV	2	90	8	1000	800.000
			F	4-INV	6	90	8	1000	1.000.000
Total									**491.162.636**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26352 FUNDAÇÃO UNIVERSIDADE FEDERAL DO ABC

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		399.615.679	405.161.055	429.854.548	491.777.816	491.959.818
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	332.470.119	342.149.262	342.149.262	425.844.485	425.844.485
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	140.470	157.600	157.600	185.600	185.600
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	67.005.091	62.841.193	87.534.686	65.733.080	65.915.082
Funcao						
09	PREVIDÊNCIA SOCIAL	6.931.645	6.721.040	6.721.040	8.985.575	8.985.575
12	EDUCAÇÃO	392.543.564	398.269.415	422.962.908	482.591.990	482.773.992
28	ENCARGOS ESPECIAIS	140.470	170.600	170.600	200.251	200.251
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	65.556	340.000	340.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	6.931.645	6.721.040	6.721.040	8.985.575	8.985.575
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	22.374.479	24.695.795	24.695.795	25.143.145	25.143.145
364	ENSINO SUPERIOR	318.708.728	321.412.259	346.105.752	394.224.741	394.406.743
846	OUTROS ENCARGOS ESPECIAIS	51.535.271	51.970.361	51.970.361	63.302.755	63.302.755
GND						
1	PESSOAL E ENCARGOS SOCIAIS	310.030.084	317.104.867	317.104.867	400.594.391	400.594.391
3	OUTRAS DESPESAS CORRENTES	84.938.212	83.848.015	85.440.513	86.177.697	86.552.747
4	INVESTIMENTOS	4.647.383	4.208.173	27.309.168	5.005.728	4.812.680

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**391.608.816**		**84.652.747**	**3.806.952**				**480.068.515**
1050			**1.900.000**	**1.005.728**				**2.905.728**
1056	**8.985.575**							**8.985.575**
Total	**400.594.391**	**0**	**86.552.747**	**4.812.680**	**0**	**0**	**0**	**491.959.818**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26352 FUNDAÇÃO UNIVERSIDADE FEDERAL DO ABC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**425.844.485**
	Atividade								**353.756.406**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.161.016**
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								3.161.016
			F	3-ODC	1	90	0	1000	109.644
			F	3-ODC	1	90	8	1000	3.051.372
0032 **20TP**	**Ativos Civis da União**	12 364							**328.491.661**
0032 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								328.491.661
			F	1-PES	1	90	8	1000	328.491.661
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**21.982.129**
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								21.982.129
			F	3-ODC	1	90	0	1000	36.000
			F	3-ODC	1	90	8	1000	21.946.129
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0035**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de São Paulo**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0035**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de São Paulo**								100.000
	Servidor capacitado (unidade): 250		F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**72.088.079**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**8.985.575**
0032 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								8.985.575
			S	1-PES	1	90	0	1056	8.985.575
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**63.102.504**
0032 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								63.102.504
			F	1-PES	0	91	8	1000	63.102.504
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**185.600**
	Operação Especial								**185.600**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**115.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								115.000
			F	3-ODC	2	50	0	1000	115.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**70.600**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								70.600
			F	3-ODC	2	80	0	1000	70.600
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**65.915.082**
	Atividade								**64.061.606**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**5.211.711**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26352 FUNDAÇÃO UNIVERSIDADE FEDERAL DO ABC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0035**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de São Paulo** Projeto apoiado (unidade): 2.050								5.211.711
			F	3-ODC	2	90	8	1000	4.911.711
			F	3-ODC	6	99	8	1000	200.000
			F	4-INV	6	99	8	1000	100.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**46.379.519**
5113 20RK **0001**	Funcionamento de Instituições Federais de Ensino Superior - **Nacional** Estudante matriculado (unidade): 42								600.000
			F	3-ODC	6	99	8	1000	600.000
5113 20RK **0035**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de São Paulo** Estudante matriculado (unidade): 17.832								45.779.519
			F	3-ODC	2	90	8	1000	35.970.874
			F	3-ODC	2	90	8	1050	1.900.000
			F	3-ODC	2	91	8	1000	3.284.917
			F	3-ODC	6	90	8	1000	868.000
			F	3-ODC	6	99	8	1000	2.750.000
			F	4-INV	2	90	8	1050	1.005.728
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**357.657**
5113 21GS **0035**	Internacionalização da Educação Superior - **No Estado de São Paulo** Projeto apoiado (unidade): 60								357.657
			F	3-ODC	2	90	8	1000	357.657
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**10.259.243**
5113 4002 **0035**	Assistência ao Estudante de Ensino Superior - **No Estado de São Paulo** Estudante assistido (unidade): 16.500								10.259.243
			F	3-ODC	2	90	0	1000	10.259.243
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.853.476**
5113 8282 **0035**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de São Paulo** Projeto apoiado (unidade): 1								1.853.476
			F	4-INV	2	90	8	1000	1.853.476
	Projeto								**1.853.476**
5113 **15R3**	**Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.853.476**
5113 15R3 **0035**	Apoio à Consolidação, Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de São Paulo** Projeto apoiado (unidade): 4								1.853.476
			F	4-INV	2	90	8	1000	1.853.476
Total									**491.959.818**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26358 HOSPITAL UNIVERSITÁRIO PROF. ALBERTO ANTUNES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		132.696.439	136.083.099	136.083.099	157.598.795	157.598.795
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	132.696.439	136.070.099	136.070.099	157.584.144	157.584.144
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	40.463.328	39.689.350	39.689.350	50.980.359	50.980.359
12	EDUCAÇÃO	92.233.111	96.380.749	96.380.749	106.603.785	106.603.785
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	40.463.328	39.689.350	39.689.350	50.980.359	50.980.359
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	71.408.343	74.315.542	74.315.542	83.775.415	83.775.415
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.510.890	6.188.047	6.188.047	6.365.530	6.365.530
846	OUTROS ENCARGOS ESPECIAIS	15.313.878	15.890.160	15.890.160	16.477.491	16.477.491
GND						
1	PESSOAL E ENCARGOS SOCIAIS	127.185.549	129.895.052	129.895.052	151.233.265	151.233.265
3	OUTRAS DESPESAS CORRENTES	5.510.890	6.188.047	6.188.047	6.365.530	6.365.530

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**100.252.906**		**6.365.530**					**106.618.436**
1002	**8.482.064**							**8.482.064**
1056	**42.498.295**							**42.498.295**
Total	**151.233.265**	**0**	**6.365.530**	**0**	**0**	**0**	**0**	**157.598.795**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26358 HOSPITAL UNIVERSITÁRIO PROF. ALBERTO ANTUNES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**157.584.144**
	Atividade								**90.140.945**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**833.844**
0032 2004 **0027**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								833.844
			S	3-ODC	1	90	0	1000	408.888
			S	3-ODC	1	90	8	1000	424.956
0032 **20TP**	**Ativos Civis da União**	12 302							**83.775.415**
0032 20TP **0027**	Ativos Civis da União - **No Estado de Alagoas**								83.775.415
			S	1-PES	1	90	8	1000	83.775.415
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.531.686**
0032 212B **0027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								5.531.686
			S	3-ODC	1	90	8	1000	5.531.686
	Operação Especial								**67.443.199**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**50.980.359**
0032 0181 **0027**	Aposentadorias e Pensões Civis da União - **No Estado de Alagoas**								50.980.359
			S	1-PES	1	90	0	1002	8.482.064
			S	1-PES	1	90	0	1056	42.498.295
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**16.462.840**
0032 09HB **0027**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Alagoas**								16.462.840
			S	1-PES	0	91	8	1000	16.462.840
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0027**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Alagoas**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**157.598.795**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26359 COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		131.314.993	134.278.779	134.278.779	161.267.010	161.267.010
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	131.314.993	134.265.779	134.265.779	161.252.359	161.252.359
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	7.211.707	7.278.199	7.278.199	8.373.094	8.373.094
12	EDUCAÇÃO	124.103.286	126.987.580	126.987.580	152.879.265	152.879.265
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	7.211.707	7.278.199	7.278.199	8.373.094	8.373.094
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	94.727.783	96.217.751	96.217.751	117.779.881	117.779.881
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.555.938	10.567.491	10.567.491	10.619.198	10.619.198
846	OUTROS ENCARGOS ESPECIAIS	19.819.566	20.215.338	20.215.338	24.494.837	24.494.837
GND						
1	PESSOAL E ENCARGOS SOCIAIS	121.759.056	123.711.288	123.711.288	150.647.812	150.647.812
3	OUTRAS DESPESAS CORRENTES	9.555.938	10.567.491	10.567.491	10.619.198	10.619.198

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**142.274.718**		**10.619.198**					**152.893.916**
1056	**8.373.094**							**8.373.094**
Total	**150.647.812**	**0**	**10.619.198**	**0**	**0**	**0**	**0**	**161.267.010**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26359 COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DA BAHIA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**161.252.359**
			Atividade								**128.399.079**
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.734.228**
0032	2004	**0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								1.734.228
					S	3-ODC	1	90	0	1000	229.032
					S	3-ODC	1	90	8	1000	1.505.196
0032	**20TP**		**Ativos Civis da União**	12 302							**117.779.881**
0032	20TP	**0029**	Ativos Civis da União - **No Estado da Bahia**								117.779.881
					S	1-PES	1	90	8	1000	117.779.881
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.884.970**
0032	212B	**0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								8.884.970
					S	3-ODC	1	90	8	1000	8.884.970
			Operação Especial								**32.853.280**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**8.373.094**
0032	0181	**0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								8.373.094
					S	1-PES	1	90	0	1056	8.373.094
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**24.480.186**
0032	09HB	**0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								24.480.186
					S	1-PES	0	91	8	1000	24.480.186
0909			**Operações Especiais: Outros Encargos Especiais**								**14.651**
			Operação Especial								**14.651**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909	00S6	**0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
					S	1-PES	1	90	0	1000	14.651
Total											**161.267.010**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26362 HOSPITAL UNIVERSITÁRIO WALTER CANTÍDIO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		171.900.404	175.227.528	175.227.528	210.489.243	210.489.243
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	171.900.404	175.214.528	175.214.528	210.474.592	210.474.592
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	52.790.495	53.044.835	53.044.835	65.751.742	65.751.742
12	EDUCAÇÃO	119.109.909	122.169.693	122.169.693	144.722.850	144.722.850
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	52.790.495	53.044.835	53.044.835	65.751.742	65.751.742
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	90.971.343	93.421.240	93.421.240	112.114.696	112.114.696
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.767.691	8.740.660	8.740.660	8.653.063	8.653.063
846	OUTROS ENCARGOS ESPECIAIS	20.370.875	20.020.793	20.020.793	23.969.742	23.969.742
GND						
1	PESSOAL E ENCARGOS SOCIAIS	164.132.712	166.486.868	166.486.868	201.836.180	201.836.180
3	OUTRAS DESPESAS CORRENTES	7.767.691	8.740.660	8.740.660	8.653.063	8.653.063

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**136.084.438**		**8.653.063**					**144.737.501**
1002	**3.912.440**							**3.912.440**
1056	**61.839.302**							**61.839.302**
Total	**201.836.180**	**0**	**8.653.063**	**0**	**0**	**0**	**0**	**210.489.243**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26362 HOSPITAL UNIVERSITÁRIO WALTER CANTÍDIO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**210.474.592**
	Atividade								**120.767.759**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.645.728**
0032 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								1.645.728
			S	3-ODC	1	90	0	1000	364.728
			S	3-ODC	1	90	8	1000	1.281.000
0032 **20TP**	**Ativos Civis da União**	12 302							**112.114.696**
0032 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								112.114.696
			S	1-PES	1	90	8	1000	112.114.696
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.007.335**
0032 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								7.007.335
			S	3-ODC	1	90	8	1000	7.007.335
	Operação Especial								**89.706.833**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**65.751.742**
0032 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								65.751.742
			S	1-PES	1	90	0	1002	3.912.440
			S	1-PES	1	90	0	1056	61.839.302
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**23.955.091**
0032 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								23.955.091
			S	1-PES	0	91	8	1000	23.955.091
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**210.489.243**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26363 MATERNIDADE-ESCOLA ASSIS CHATEAUBRIAND

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		86.146.231	87.759.968	87.759.968	104.169.638	104.169.638
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	86.146.231	87.746.968	87.746.968	104.154.987	104.154.987
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	29.681.758	29.647.231	29.647.231	36.370.767	36.370.767
12	EDUCAÇÃO	56.464.473	58.099.737	58.099.737	67.784.220	67.784.220
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.681.758	29.647.231	29.647.231	36.370.767	36.370.767
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	42.174.329	44.121.575	44.121.575	52.253.736	52.253.736
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.190.859	4.774.799	4.774.799	4.602.996	4.602.996
846	OUTROS ENCARGOS ESPECIAIS	10.099.285	9.216.363	9.216.363	10.942.139	10.942.139
GND						
1	PESSOAL E ENCARGOS SOCIAIS	81.955.372	82.985.169	82.985.169	99.566.642	99.566.642
3	OUTRAS DESPESAS CORRENTES	4.190.859	4.774.799	4.774.799	4.602.996	4.602.996

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**63.195.875**		**4.602.996**					**67.798.871**
1002	**8.161.806**							**8.161.806**
1056	**28.208.961**							**28.208.961**
Total	**99.566.642**	**0**	**4.602.996**	**0**	**0**	**0**	**0**	**104.169.638**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26363 MATERNIDADE-ESCOLA ASSIS CHATEAUBRIAND

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**104.154.987**
	Atividade								**56.856.732**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**899.136**
0032 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								899.136
			S	3-ODC	1	90	0	1000	241.116
			S	3-ODC	1	90	8	1000	658.020
0032 **20TP**	**Ativos Civis da União**	12 302							**52.253.736**
0032 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								52.253.736
			S	1-PES	1	90	8	1000	52.253.736
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.703.860**
0032 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								3.703.860
			S	3-ODC	1	90	8	1000	3.703.860
	Operação Especial								**47.298.255**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**36.370.767**
0032 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								36.370.767
			S	1-PES	1	90	0	1002	8.161.806
			S	1-PES	1	90	0	1056	28.208.961
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**10.927.488**
0032 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								10.927.488
			S	1-PES	0	91	8	1000	10.927.488
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**104.169.638**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26364 HOSPITAL UNIVERSITÁRIO CASSIANO ANTÔNIO MORAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		133.930.824	136.655.736	136.655.736	162.609.442	162.609.442
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	133.930.824	136.642.736	136.642.736	162.594.791	162.594.791
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	54.977.863	55.171.362	55.171.362	69.299.700	69.299.700
12	EDUCAÇÃO	78.952.961	81.471.374	81.471.374	93.295.091	93.295.091
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	54.977.863	55.171.362	55.171.362	69.299.700	69.299.700
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	59.852.881	60.638.459	60.638.459	72.739.166	72.739.166
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.245.487	6.927.101	6.927.101	7.052.734	7.052.734
846	OUTROS ENCARGOS ESPECIAIS	12.854.592	13.918.814	13.918.814	13.517.842	13.517.842
GND						
1	PESSOAL E ENCARGOS SOCIAIS	127.685.336	129.728.635	129.728.635	155.556.708	155.556.708
3	OUTRAS DESPESAS CORRENTES	6.245.487	6.927.101	6.927.101	7.052.734	7.052.734

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**86.257.008**		**7.052.734**					**93.309.742**
1002	**34.441.645**							**34.441.645**
1056	**34.858.055**							**34.858.055**
Total	**155.556.708**	**0**	**7.052.734**	**0**	**0**	**0**	**0**	**162.609.442**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26364 HOSPITAL UNIVERSITÁRIO CASSIANO ANTÔNIO MORAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**162.594.791**
	Atividade								**79.791.900**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.650.948**
0032 2004 **0032**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								1.650.948
			S	3-ODC	1	90	0	1000	715.548
			S	3-ODC	1	90	8	1000	935.400
0032 **20TP**	**Ativos Civis da União**	12 302							**72.739.166**
0032 20TP **0032**	Ativos Civis da União - **No Estado do Espírito Santo**								72.739.166
			S	1-PES	1	90	8	1000	72.739.166
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.401.786**
0032 212B **0032**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								5.401.786
			S	3-ODC	1	90	8	1000	5.401.786
	Operação Especial								**82.802.891**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**69.299.700**
0032 0181 **0032**	Aposentadorias e Pensões Civis da União - **No Estado do Espírito Santo**								69.299.700
			S	1-PES	1	90	0	1002	34.441.645
			S	1-PES	1	90	0	1056	34.858.055
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**13.503.191**
0032 09HB **0032**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Espírito Santo**								13.503.191
			S	1-PES	0	91	8	1000	13.503.191
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0032**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Espírito Santo**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**162.609.442**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26365 HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE GOIÁS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		122.054.716	130.032.694	130.032.694	146.943.213	146.943.213
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	122.054.716	130.019.694	130.019.694	146.928.562	146.928.562
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	1.742.580	4.249.771	4.249.771	126.231	126.231
12	EDUCAÇÃO	120.312.136	125.769.923	125.769.923	146.802.331	146.802.331
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.742.580	4.249.771	4.249.771	126.231	126.231
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	91.819.517	95.726.595	95.726.595	113.442.164	113.442.164
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.673.734	10.885.384	10.885.384	10.545.056	10.545.056
846	OUTROS ENCARGOS ESPECIAIS	18.818.885	19.170.944	19.170.944	22.829.762	22.829.762
GND						
1	PESSOAL E ENCARGOS SOCIAIS	112.380.982	119.147.310	119.147.310	136.398.157	136.398.157
3	OUTRAS DESPESAS CORRENTES	9.673.734	10.885.384	10.885.384	10.545.056	10.545.056

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**136.271.926**		**10.545.056**					**146.816.982**
1056	**126.231**							**126.231**
Total	**136.398.157**	**0**	**10.545.056**	**0**	**0**	**0**	**0**	**146.943.213**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26365 HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**146.928.562**
	Atividade								**123.987.220**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.343.096**
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								2.343.096
			S	3-ODC	1	90	0	1000	10.224
			S	3-ODC	1	90	8	1000	2.332.872
0032 **20TP**	**Ativos Civis da União**	12 302							**113.442.164**
0032 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								113.442.164
			S	1-PES	1	90	8	1000	113.442.164
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.201.960**
0032 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								8.201.960
			S	3-ODC	1	90	8	1000	8.201.960
	Operação Especial								**22.941.342**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**126.231**
0032 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								126.231
			S	1-PES	1	90	0	1056	126.231
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**22.815.111**
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								22.815.111
			S	1-PES	0	91	8	1000	22.815.111
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**146.943.213**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26366 HOSPITAL UNIVERSITÁRIO ANTONIO PEDRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		175.130.028	182.577.300	182.577.300	207.344.677	207.344.677
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	175.120.489	182.564.300	182.564.300	207.344.677	207.344.677
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	9.539	13.000	13.000	0	0
Funcao						
12	EDUCAÇÃO	175.120.489	182.564.300	182.564.300	207.344.677	207.344.677
28	ENCARGOS ESPECIAIS	9.539	13.000	13.000	0	0
Subfuncao						
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	133.688.811	139.455.412	139.455.412	160.266.706	160.266.706
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	12.590.443	13.872.005	13.872.005	13.580.696	13.580.696
846	OUTROS ENCARGOS ESPECIAIS	28.850.775	29.249.883	29.249.883	33.497.275	33.497.275
GND						
1	PESSOAL E ENCARGOS SOCIAIS	162.539.586	168.705.295	168.705.295	193.763.981	193.763.981
3	OUTRAS DESPESAS CORRENTES	12.590.443	13.872.005	13.872.005	13.580.696	13.580.696

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**193.763.981**		**13.580.696**					**207.344.677**
Total	**193.763.981**	**0**	**13.580.696**	**0**	**0**	**0**	**0**	**207.344.677**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26366 HOSPITAL UNIVERSITÁRIO ANTONIO PEDRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**207.344.677**
	Atividade								**173.847.402**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.093.224**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.093.224
			S	3-ODC	1	90	8	1000	1.093.224
0032 **20TP**	**Ativos Civis da União**	12 302							**160.266.706**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								160.266.706
			S	1-PES	1	90	8	1000	160.266.706
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**12.487.472**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								12.487.472
			S	3-ODC	1	90	8	1000	12.487.472
	Operação Especial								**33.497.275**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**33.497.275**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								33.497.275
			S	1-PES	0	91	8	1000	33.497.275
Total									**207.344.677**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26367 HOSPITAL UNIVERSITÁRIO DA UNIVERSIDADE FEDERAL DE JUIZ DE FORA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		46.634.593	47.999.781	47.999.781	57.810.914	57.810.914
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	46.634.593	47.986.781	47.986.781	57.796.263	57.796.263
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	9.822.095	10.072.541	10.072.541	12.117.599	12.117.599
12	EDUCAÇÃO	36.812.498	37.914.240	37.914.240	45.678.664	45.678.664
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	9.822.095	10.072.541	10.072.541	12.117.599	12.117.599
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	27.873.788	28.648.276	28.648.276	34.875.915	34.875.915
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.929.552	3.273.601	3.273.601	3.479.236	3.479.236
846	OUTROS ENCARGOS ESPECIAIS	6.009.159	6.005.363	6.005.363	7.338.164	7.338.164
GND						
1	PESSOAL E ENCARGOS SOCIAIS	43.705.041	44.726.180	44.726.180	54.331.678	54.331.678
3	OUTRAS DESPESAS CORRENTES	2.929.552	3.273.601	3.273.601	3.479.236	3.479.236

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**42.214.079**		**3.479.236**					**45.693.315**
1056	**12.117.599**							**12.117.599**
Total	**54.331.678**	**0**	**3.479.236**	**0**	**0**	**0**	**0**	**57.810.914**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26367 HOSPITAL UNIVERSITÁRIO DA UNIVERSIDADE FEDERAL DE JUIZ DE FORA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**57.796.263**
	Atividade								**38.355.151**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.048.836**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								1.048.836
			S	3-ODC	1	90	0	1000	204.444
			S	3-ODC	1	90	8	1000	844.392
0032 **20TP**	**Ativos Civis da União**	12 302							**34.875.915**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								34.875.915
			S	1-PES	1	90	8	1000	34.875.915
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.430.400**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								2.430.400
			S	3-ODC	1	90	8	1000	2.430.400
	Operação Especial								**19.441.112**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**12.117.599**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								12.117.599
			S	1-PES	1	90	0	1056	12.117.599
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**7.323.513**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								7.323.513
			S	1-PES	0	91	8	1000	7.323.513
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**57.810.914**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26368 HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		262.180.668	268.880.906	268.880.906	323.193.097	323.193.097
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	262.180.668	268.867.906	268.867.906	323.178.446	323.178.446
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	111.177.764	111.079.301	111.079.301	139.629.301	139.629.301
12	EDUCAÇÃO	151.002.905	157.788.605	157.788.605	183.549.145	183.549.145
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	111.177.764	111.079.301	111.079.301	139.629.301	139.629.301
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	111.359.908	115.747.259	115.747.259	137.797.965	137.797.965
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	16.624.900	18.190.909	18.190.909	17.852.459	17.852.459
846	OUTROS ENCARGOS ESPECIAIS	23.018.097	23.863.437	23.863.437	27.913.372	27.913.372
GND						
1	PESSOAL E ENCARGOS SOCIAIS	245.555.769	250.689.997	250.689.997	305.340.638	305.340.638
3	OUTRAS DESPESAS CORRENTES	16.624.900	18.190.909	18.190.909	17.852.459	17.852.459

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**165.711.337**		**17.852.459**					**183.563.796**
1002	**67.609.645**							**67.609.645**
1056	**72.019.656**							**72.019.656**
Total	**305.340.638**	**0**	**17.852.459**	**0**	**0**	**0**	**0**	**323.193.097**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26368 HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**323.178.446**
	Atividade								**155.650.424**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.847.160**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								4.847.160
			S	3-ODC	1	90	0	1000	2.506.656
			S	3-ODC	1	90	8	1000	2.340.504
0032 **20TP**	**Ativos Civis da União**	12 302							**137.797.965**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								137.797.965
			S	1-PES	1	90	8	1000	137.797.965
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**13.005.299**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								13.005.299
			S	3-ODC	1	90	0	1000	76.632
			S	3-ODC	1	90	8	1000	12.928.667
	Operação Especial								**167.528.022**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**139.629.301**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								139.629.301
			S	1-PES	1	90	0	1002	67.609.645
			S	1-PES	1	90	0	1056	72.019.656
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**27.898.721**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								27.898.721
			S	1-PES	0	91	8	1000	27.898.721
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**323.193.097**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26369 HOSPITAL UNIVERSITÁRIO JOÃO DE BARROS BARRETO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		107.950.182	112.151.603	112.151.603	132.300.809	132.300.809
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	107.950.182	112.138.603	112.138.603	132.286.158	132.286.158
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	21.045.167	21.125.580	21.125.580	25.831.228	25.831.228
12	EDUCAÇÃO	86.905.015	91.013.023	91.013.023	106.454.930	106.454.930
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.045.167	21.125.580	21.125.580	25.831.228	25.831.228
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	68.490.229	69.019.158	69.019.158	84.754.389	84.754.389
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.523.805	5.105.279	5.105.279	5.023.044	5.023.044
846	OUTROS ENCARGOS ESPECIAIS	13.890.980	16.901.586	16.901.586	16.692.148	16.692.148
GND						
1	PESSOAL E ENCARGOS SOCIAIS	103.426.376	107.046.324	107.046.324	127.277.765	127.277.765
3	OUTRAS DESPESAS CORRENTES	4.523.805	5.105.279	5.105.279	5.023.044	5.023.044

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**101.446.537**		**5.023.044**					**106.469.581**
1056	**25.831.228**							**25.831.228**
Total	**127.277.765**	**0**	**5.023.044**	**0**	**0**	**0**	**0**	**132.300.809**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26369 HOSPITAL UNIVERSITÁRIO JOÃO DE BARROS BARRETO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**132.286.158**
	Atividade								**89.777.433**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**772.608**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								772.608
			S	3-ODC	1	90	0	1000	132.888
			S	3-ODC	1	90	8	1000	639.720
0032 **20TP**	**Ativos Civis da União**	12 302							**84.754.389**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								84.754.389
			S	1-PES	1	90	8	1000	84.754.389
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.250.436**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								4.250.436
			S	3-ODC	1	90	8	1000	4.250.436
	Operação Especial								**42.508.725**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**25.831.228**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								25.831.228
			S	1-PES	1	90	0	1056	25.831.228
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**16.677.497**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								16.677.497
			S	1-PES	0	91	8	1000	16.677.497
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**132.300.809**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26370 HOSPITAL UNIVERSITÁRIO BETTINA FERRO SOUZA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		12.131.693	12.661.517	12.661.517	15.092.906	15.092.906
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	12.131.693	12.648.517	12.648.517	15.078.255	15.078.255
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	3.339.278	3.319.052	3.319.052	4.048.132	4.048.132
12	EDUCAÇÃO	8.792.415	9.329.465	9.329.465	11.030.123	11.030.123
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	3.339.278	3.319.052	3.319.052	4.048.132	4.048.132
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	6.748.276	7.052.425	7.052.425	8.575.236	8.575.236
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	593.176	717.651	717.651	656.192	656.192
846	OUTROS ENCARGOS ESPECIAIS	1.450.963	1.572.389	1.572.389	1.813.346	1.813.346
GND						
1	PESSOAL E ENCARGOS SOCIAIS	11.538.517	11.943.866	11.943.866	14.436.714	14.436.714
3	OUTRAS DESPESAS CORRENTES	593.176	717.651	717.651	656.192	656.192

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**10.388.582**		**656.192**					**11.044.774**
1056	**4.048.132**							**4.048.132**
Total	**14.436.714**	**0**	**656.192**	**0**	**0**	**0**	**0**	**15.092.906**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26370 HOSPITAL UNIVERSITÁRIO BETTINA FERRO SOUZA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**15.078.255**
	Atividade								**9.231.428**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**79.200**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								79.200
			S	3-ODC	1	90	0	1000	10.224
			S	3-ODC	1	90	8	1000	68.976
0032 **20TP**	**Ativos Civis da União**	12 302							**8.575.236**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								8.575.236
			S	1-PES	1	90	8	1000	8.575.236
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**576.992**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								576.992
			S	3-ODC	1	90	8	1000	576.992
	Operação Especial								**5.846.827**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**4.048.132**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								4.048.132
			S	1-PES	1	90	0	1056	4.048.132
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**1.798.695**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								1.798.695
			S	1-PES	0	91	8	1000	1.798.695
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**15.092.906**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26371 HOSPITAL UNIVERSITÁRIO LAURO WANDERLEY

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		212.342.758	214.958.061	214.958.061	254.241.761	254.241.761
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	212.308.870	214.909.987	214.909.987	254.188.882	254.188.882
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	33.888	48.074	48.074	52.879	52.879
Funcao						
09	PREVIDÊNCIA SOCIAL	86.280.936	87.210.742	87.210.742	103.681.399	103.681.399
12	EDUCAÇÃO	126.027.934	127.699.245	127.699.245	150.507.483	150.507.483
28	ENCARGOS ESPECIAIS	33.888	48.074	48.074	52.879	52.879
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	86.280.936	87.210.742	87.210.742	103.681.399	103.681.399
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	96.671.818	98.070.974	98.070.974	117.283.959	117.283.959
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.420.195	9.355.733	9.355.733	9.160.662	9.160.662
846	OUTROS ENCARGOS ESPECIAIS	20.969.810	20.320.612	20.320.612	24.115.741	24.115.741
GND						
1	PESSOAL E ENCARGOS SOCIAIS	203.888.676	205.567.254	205.567.254	245.042.871	245.042.871
3	OUTRAS DESPESAS CORRENTES	8.454.083	9.390.807	9.390.807	9.198.890	9.198.890

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**141.361.472**		**9.198.890**					**150.560.362**
1002	**41.563.890**							**41.563.890**
1056	**62.117.509**							**62.117.509**
Total	**245.042.871**	**0**	**9.198.890**	**0**	**0**	**0**	**0**	**254.241.761**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26371 HOSPITAL UNIVERSITÁRIO LAURO WANDERLEY

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**254.188.882**
	Atividade								**126.444.621**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.629.092**
0032 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								2.629.092
			S	3-ODC	1	90	0	1000	1.124.448
			S	3-ODC	1	90	8	1000	1.504.644
0032 **20TP**	**Ativos Civis da União**	12 302							**117.283.959**
0032 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								117.283.959
			S	1-PES	1	90	8	1000	117.283.959
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.531.570**
0032 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								6.531.570
			S	3-ODC	1	90	8	1000	6.531.570
	Operação Especial								**127.744.261**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**103.681.399**
0032 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								103.681.399
			S	1-PES	1	90	0	1002	41.563.890
			S	1-PES	1	90	0	1056	62.117.509
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**24.062.862**
0032 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								24.062.862
			S	1-PES	0	91	8	1000	24.062.862
0909	**Operações Especiais: Outros Encargos Especiais**								**52.879**
	Operação Especial								**52.879**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								14.651
			S	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**38.228**
0909 0536 **0025**	Benefícios de Legislação Especial - **No Estado da Paraíba**								38.228
			S	3-ODC	1	90	0	1000	38.228
Total									**254.241.761**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26372 HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DO PARANÁ

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		179.318.098	187.053.570	187.053.570	213.238.328	213.238.328
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	179.318.098	187.040.570	187.040.570	213.223.677	213.223.677
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	1.956.718	2.049.393	2.049.393	2.240.127	2.240.127
12	EDUCAÇÃO	177.361.380	184.991.177	184.991.177	210.983.550	210.983.550
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.956.718	2.049.393	2.049.393	2.240.127	2.240.127
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	134.753.924	139.499.274	139.499.274	162.441.605	162.441.605
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	14.964.040	17.011.867	17.011.867	16.062.463	16.062.463
846	OUTROS ENCARGOS ESPECIAIS	27.643.416	28.493.036	28.493.036	32.494.133	32.494.133
GND						
1	PESSOAL E ENCARGOS SOCIAIS	164.354.059	170.041.703	170.041.703	197.175.865	197.175.865
3	OUTRAS DESPESAS CORRENTES	14.964.040	17.011.867	17.011.867	16.062.463	16.062.463

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**194.935.738**		**16.062.463**					**210.998.201**
1056	**2.240.127**							**2.240.127**
Total	**197.175.865**	**0**	**16.062.463**	**0**	**0**	**0**	**0**	**213.238.328**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26372 HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**213.223.677**
	Atividade								**178.504.068**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.287.980**
0032 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								2.287.980
			S	3-ODC	1	90	0	1000	10.224
			S	3-ODC	1	90	8	1000	2.277.756
0032 **20TP**	**Ativos Civis da União**	12 302							**162.441.605**
0032 20TP **0041**	Ativos Civis da União - **No Estado do Paraná**								162.441.605
			S	1-PES	1	90	8	1000	162.441.605
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**13.774.483**
0032 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								13.774.483
			S	3-ODC	1	90	8	1000	13.774.483
	Operação Especial								**34.719.609**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.240.127**
0032 0181 **0041**	Aposentadorias e Pensões Civis da União - **No Estado do Paraná**								2.240.127
			S	1-PES	1	90	0	1056	2.240.127
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**32.479.482**
0032 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								32.479.482
			S	1-PES	0	91	8	1000	32.479.482
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0041**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Paraná**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**213.238.328**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26373 HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		271.927.069	279.768.960	279.768.960	332.610.751	332.610.751
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	271.872.001	279.668.275	279.668.275	332.481.416	332.481.416
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	55.068	100.685	100.685	129.335	129.335
Funcao						
09	PREVIDÊNCIA SOCIAL	99.373.646	100.386.427	100.386.427	122.072.672	122.072.672
12	EDUCAÇÃO	172.498.355	179.281.848	179.281.848	210.408.744	210.408.744
28	ENCARGOS ESPECIAIS	55.068	100.685	100.685	129.335	129.335
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	99.373.646	100.386.427	100.386.427	122.072.672	122.072.672
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	128.808.707	131.880.907	131.880.907	159.261.603	159.261.603
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	15.922.137	17.107.015	17.107.015	17.719.273	17.719.273
846	OUTROS ENCARGOS ESPECIAIS	27.822.579	30.394.611	30.394.611	33.557.203	33.557.203
GND						
1	PESSOAL E ENCARGOS SOCIAIS	255.949.864	262.574.260	262.574.260	314.776.794	314.776.794
3	OUTRAS DESPESAS CORRENTES	15.977.205	17.194.700	17.194.700	17.833.957	17.833.957

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**192.704.122**		**17.833.957**					**210.538.079**
1002	**35.779.700**							**35.779.700**
1056	**86.292.972**							**86.292.972**
Total	**314.776.794**	**0**	**17.833.957**	**0**	**0**	**0**	**0**	**332.610.751**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26373 HOSPITAL DAS CLÍNICAS DA UNIVERSIDADE FEDERAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**332.481.416**
	Atividade								**176.980.876**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.638.952**
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								3.638.952
			S	3-ODC	1	90	0	1000	1.235.868
			S	3-ODC	1	90	8	1000	2.403.084
0032 **20TP**	**Ativos Civis da União**	12 302							**159.261.603**
0032 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								159.261.603
			S	1-PES	1	90	8	1000	159.261.603
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**14.080.321**
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								14.080.321
			S	3-ODC	1	90	0	1000	204.396
			S	3-ODC	1	90	8	1000	13.875.925
	Operação Especial								**155.500.540**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**122.072.672**
0032 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								122.072.672
			S	1-PES	1	90	0	1002	35.779.700
			S	1-PES	1	90	0	1056	86.292.972
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**33.427.868**
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								33.427.868
			S	1-PES	0	91	8	1000	33.427.868
0909	**Operações Especiais: Outros Encargos Especiais**								**129.335**
	Operação Especial								**129.335**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.651
			S	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**114.684**
0909 0536 **0026**	Benefícios de Legislação Especial - **No Estado de Pernambuco**								114.684
			S	3-ODC	1	90	0	1000	114.684
Total									**332.610.751**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26374 COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		122.141.520	125.635.591	125.635.591	148.868.503	148.868.503
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	122.141.520	125.622.591	125.622.591	148.853.852	148.853.852
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	1.685.397	1.639.081	1.639.081	1.976.938	1.976.938
12	EDUCAÇÃO	120.456.123	123.983.510	123.983.510	146.876.914	146.876.914
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.685.397	1.639.081	1.639.081	1.976.938	1.976.938
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	92.415.886	95.049.953	95.049.953	113.820.610	113.820.610
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.818.012	8.623.696	8.623.696	8.671.506	8.671.506
846	OUTROS ENCARGOS ESPECIAIS	20.222.225	20.322.861	20.322.861	24.399.449	24.399.449
GND						
1	PESSOAL E ENCARGOS SOCIAIS	114.323.508	117.011.895	117.011.895	140.196.997	140.196.997
3	OUTRAS DESPESAS CORRENTES	7.818.012	8.623.696	8.623.696	8.671.506	8.671.506

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**138.220.059**		**8.671.506**					**146.891.565**
1056	**1.976.938**							**1.976.938**
Total	**140.196.997**	**0**	**8.671.506**	**0**	**0**	**0**	**0**	**148.868.503**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26374 COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DO RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**148.853.852**
	Atividade								**122.492.116**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.692.960**
0032 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								1.692.960
			S	3-ODC	1	90	0	1000	53.148
			S	3-ODC	1	90	8	1000	1.639.812
0032 **20TP**	**Ativos Civis da União**	12 302							**113.820.610**
0032 20TP **0024**	Ativos Civis da União - **No Estado do Rio Grande do Norte**								113.820.610
			S	1-PES	1	90	8	1000	113.820.610
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.978.546**
0032 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								6.978.546
			S	3-ODC	1	90	8	1000	6.978.546
	Operação Especial								**26.361.736**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.976.938**
0032 0181 **0024**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Norte**								1.976.938
			S	1-PES	1	90	0	1056	1.976.938
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**24.384.798**
0032 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Norte**								24.384.798
			S	1-PES	0	91	8	1000	24.384.798
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0024**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Norte**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**148.868.503**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26378 COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DO RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		628.027.188	631.631.779	631.306.190	720.078.820	719.995.291
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	607.502.996	625.018.779	625.018.779	713.464.169	713.464.169
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	20.524.192	6.600.000	6.274.411	6.600.000	6.516.471
Funcao						
09	PREVIDÊNCIA SOCIAL	10.204.978	10.175.991	10.175.991	11.735.844	11.735.844
12	EDUCAÇÃO	617.822.210	621.442.788	621.117.199	708.328.325	708.244.796
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	10.204.978	10.175.991	10.175.991	11.735.844	11.735.844
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	482.080.813	481.484.747	481.159.158	560.338.145	560.254.616
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	49.436.795	52.389.066	52.389.066	53.760.343	53.760.343
846	OUTROS ENCARGOS ESPECIAIS	86.304.602	87.581.975	87.581.975	94.244.488	94.244.488
GND						
1	PESSOAL E ENCARGOS SOCIAIS	558.066.201	572.642.713	572.642.713	659.718.477	659.718.477
3	OUTRAS DESPESAS CORRENTES	65.986.778	58.989.066	58.663.477	60.360.343	60.276.814
4	INVESTIMENTOS	3.974.208	0	0	0	0

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**647.982.633**		**60.276.814**					**708.259.447**
1056	**11.735.844**							**11.735.844**
Total	**659.718.477**	**0**	**60.276.814**	**0**	**0**	**0**	**0**	**719.995.291**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26378 COMPLEXO HOSPITALAR E DE SAÚDE DA UNIVERSIDADE FEDERAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**713.464.169**
	Atividade								**607.498.488**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.141.836**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								4.141.836
			S	3-ODC	1	90	0	1000	6.132
			S	3-ODC	1	90	8	1000	4.135.704
0032 **20TP**	**Ativos Civis da União**	12 302							**553.738.145**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								553.738.145
			S	1-PES	1	90	8	1000	553.738.145
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**49.618.507**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								49.618.507
			S	3-ODC	1	90	8	1000	49.618.507
	Operação Especial								**105.965.681**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**11.735.844**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								11.735.844
			S	1-PES	1	90	0	1056	11.735.844
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**94.229.837**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								94.229.837
			S	1-PES	0	91	8	1000	94.229.837
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			S	1-PES	1	90	0	1000	14.651
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**6.516.471**
	Atividade								**6.516.471**
5113 **4086**	**Funcionamento e Gestão de Instituições Hospitalares Federais de ensino**	12 302							**6.516.471**
5113 4086 **0033**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado do Rio de Janeiro** Instituição apoiada (unidade): 3								6.516.471
			S	3-ODC	2	90	8	1000	6.116.471
			S	3-ODC	6	90	8	1000	400.000
Total									**719.995.291**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26385 HOSPITAL UNIVERSITÁRIO DA UNIVERSIDADE FEDERAL DA GRANDE DOURADOS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		39.330.008	41.058.686	41.058.686	48.408.486	48.408.486
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	39.330.008	41.045.686	41.045.686	48.408.486	48.408.486
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Funcao						
09	PREVIDÊNCIA SOCIAL	935.205	1.085.903	1.085.903	1.073.197	1.073.197
12	EDUCAÇÃO	38.394.803	39.959.783	39.959.783	47.335.289	47.335.289
28	ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	935.205	1.085.903	1.085.903	1.073.197	1.073.197
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	28.201.408	29.283.659	29.283.659	36.185.863	36.185.863
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.558.518	4.997.919	4.997.919	5.044.393	5.044.393
846	OUTROS ENCARGOS ESPECIAIS	5.634.877	5.691.205	5.691.205	6.105.033	6.105.033
GND						
1	PESSOAL E ENCARGOS SOCIAIS	34.771.490	36.060.767	36.060.767	43.364.093	43.364.093
3	OUTRAS DESPESAS CORRENTES	4.558.518	4.997.919	4.997.919	5.044.393	5.044.393

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**42.290.896**		**5.044.393**					**47.335.289**
1056	**1.073.197**							**1.073.197**
Total	**43.364.093**	**0**	**5.044.393**	**0**	**0**	**0**	**0**	**48.408.486**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26385 HOSPITAL UNIVERSITÁRIO DA UNIVERSIDADE FEDERAL DA GRANDE DOURADOS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**48.408.486**
	Atividade								**41.230.256**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.162.493**
0032 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								1.162.493
			S	3-ODC	1	90	0	1000	61.776
			S	3-ODC	1	90	8	1000	1.100.717
0032 **20TP**	**Ativos Civis da União**	12 302							**36.185.863**
0032 20TP **0054**	Ativos Civis da União - **No Estado de Mato Grosso do Sul**								36.185.863
			S	1-PES	1	90	8	1000	36.185.863
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.881.900**
0032 212B **0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								3.881.900
			S	3-ODC	1	90	8	1000	3.881.900
	Operação Especial								**7.178.230**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.073.197**
0032 0181 **0054**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso do Sul**								1.073.197
			S	1-PES	1	90	0	1056	1.073.197
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**6.105.033**
0032 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso do Sul**								6.105.033
			S	1-PES	0	91	8	1000	6.105.033
Total									**48.408.486**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26386 HOSPITAL UNIVERSITÁRIO PROF. POLYDORO ERNANI DE SÃO THIAGO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		238.344.003	243.492.091	243.492.091	290.803.449	290.803.449
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	238.344.003	243.479.091	243.479.091	290.788.798	290.788.798
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	90.365.825	89.935.905	89.935.905	113.754.448	113.754.448
12	EDUCAÇÃO	147.978.178	153.543.186	153.543.186	177.034.350	177.034.350
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	90.365.825	89.935.905	89.935.905	113.754.448	113.754.448
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	113.087.761	116.870.625	116.870.625	138.300.358	138.300.358
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	12.808.072	14.338.899	14.338.899	14.134.004	14.134.004
846	OUTROS ENCARGOS ESPECIAIS	22.082.345	22.346.662	22.346.662	24.614.639	24.614.639
GND						
1	PESSOAL E ENCARGOS SOCIAIS	225.535.932	229.153.192	229.153.192	276.669.445	276.669.445
3	OUTRAS DESPESAS CORRENTES	12.808.072	14.338.899	14.338.899	14.134.004	14.134.004

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**162.914.997**		**14.134.004**					**177.049.001**
1002	**50.250.366**							**50.250.366**
1056	**63.504.082**							**63.504.082**
Total	**276.669.445**	**0**	**14.134.004**	**0**	**0**	**0**	**0**	**290.803.449**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26386 HOSPITAL UNIVERSITÁRIO PROF. POLYDORO ERNANI DE SÃO THIAGO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**290.788.798**
	Atividade								**152.434.362**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.285.600**
0032 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								3.285.600
			S	3-ODC	1	90	0	1000	1.226.664
			S	3-ODC	1	90	8	1000	2.058.936
0032 **20TP**	**Ativos Civis da União**	12 302							**138.300.358**
0032 20TP **0042**	Ativos Civis da União - **No Estado de Santa Catarina**								138.300.358
			S	1-PES	1	90	8	1000	138.300.358
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**10.848.404**
0032 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								10.848.404
			S	3-ODC	1	90	0	1000	27.600
			S	3-ODC	1	90	8	1000	10.820.804
	Operação Especial								**138.354.436**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**113.754.448**
0032 0181 **0042**	Aposentadorias e Pensões Civis da União - **No Estado de Santa Catarina**								113.754.448
			S	1-PES	1	90	0	1002	50.250.366
			S	1-PES	1	90	0	1056	63.504.082
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**24.599.988**
0032 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Santa Catarina**								24.599.988
			S	1-PES	0	91	8	1000	24.599.988
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0042**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Santa Catarina**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**290.803.449**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26387 HOSPITAL UNIVERSITÁRIO DE SANTA MARIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		222.554.913	225.100.720	225.100.720	274.381.461	274.381.461
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	222.554.913	225.087.720	225.087.720	274.366.810	274.366.810
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	72.601.481	72.980.746	72.980.746	91.250.828	91.250.828
12	EDUCAÇÃO	149.953.432	152.106.974	152.106.974	183.115.982	183.115.982
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	72.601.481	72.980.746	72.980.746	91.250.828	91.250.828
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	117.902.467	118.980.757	118.980.757	144.002.053	144.002.053
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.655.305	10.774.017	10.774.017	11.416.543	11.416.543
846	OUTROS ENCARGOS ESPECIAIS	22.395.660	22.365.200	22.365.200	27.712.037	27.712.037
GND						
1	PESSOAL E ENCARGOS SOCIAIS	212.899.607	214.326.703	214.326.703	262.964.918	262.964.918
3	OUTRAS DESPESAS CORRENTES	9.655.305	10.774.017	10.774.017	11.416.543	11.416.543

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**171.714.090**		**11.416.543**					**183.130.633**
1002	**19.750.912**							**19.750.912**
1056	**71.499.916**							**71.499.916**
Total	**262.964.918**	**0**	**11.416.543**	**0**	**0**	**0**	**0**	**274.381.461**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26387 HOSPITAL UNIVERSITÁRIO DE SANTA MARIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**274.366.810**
	Atividade								**155.418.596**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.682.336**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								2.682.336
			S	3-ODC	1	90	0	1000	817.788
			S	3-ODC	1	90	8	1000	1.864.548
0032 **20TP**	**Ativos Civis da União**	12 302							**144.002.053**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								144.002.053
			S	1-PES	1	90	8	1000	144.002.053
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.734.207**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								8.734.207
			S	3-ODC	1	90	8	1000	8.734.207
	Operação Especial								**118.948.214**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**91.250.828**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								91.250.828
			S	1-PES	1	90	0	1002	19.750.912
			S	1-PES	1	90	0	1056	71.499.916
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**27.697.386**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								27.697.386
			S	1-PES	0	91	8	1000	27.697.386
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**274.381.461**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26388 HOSPITAL UNIVERSITÁRIO ALCIDES CARNEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		71.255.636	73.769.875	73.769.875	86.661.778	86.661.778
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	71.255.636	73.756.875	73.756.875	86.647.127	86.647.127
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	16.480.716	16.654.344	16.654.344	20.794.733	20.794.733
12	EDUCAÇÃO	54.774.920	57.102.531	57.102.531	65.852.394	65.852.394
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	16.480.716	16.654.344	16.654.344	20.794.733	20.794.733
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	41.633.738	42.882.937	42.882.937	50.485.281	50.485.281
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.334.411	4.978.830	4.978.830	4.794.950	4.794.950
846	OUTROS ENCARGOS ESPECIAIS	8.806.771	9.253.764	9.253.764	10.586.814	10.586.814
GND						
1	PESSOAL E ENCARGOS SOCIAIS	66.921.224	68.791.045	68.791.045	81.866.828	81.866.828
3	OUTRAS DESPESAS CORRENTES	4.334.411	4.978.830	4.978.830	4.794.950	4.794.950

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**61.072.095**		**4.794.950**					**65.867.045**
1056	**20.794.733**							**20.794.733**
Total	**81.866.828**	**0**	**4.794.950**	**0**	**0**	**0**	**0**	**86.661.778**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26388 HOSPITAL UNIVERSITÁRIO ALCIDES CARNEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**86.647.127**
	Atividade								**55.280.231**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.019.568**
0032 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								1.019.568
			S	3-ODC	1	90	0	1000	168.672
			S	3-ODC	1	90	8	1000	850.896
0032 **20TP**	**Ativos Civis da União**	12 302							**50.485.281**
0032 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								50.485.281
			S	1-PES	1	90	8	1000	50.485.281
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.775.382**
0032 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								3.775.382
			S	3-ODC	1	90	8	1000	3.775.382
	Operação Especial								**31.366.896**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**20.794.733**
0032 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								20.794.733
			S	1-PES	1	90	0	1056	20.794.733
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**10.572.163**
0032 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								10.572.163
			S	1-PES	0	91	8	1000	10.572.163
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**86.661.778**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26389 HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		110.937.490	117.094.266	117.094.266	130.879.048	130.879.048
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	110.937.490	117.081.266	117.081.266	130.879.048	130.879.048
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Funcao						
12	EDUCAÇÃO	110.937.490	117.081.266	117.081.266	130.879.048	130.879.048
28	ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Subfuncao						
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	85.771.815	88.108.366	88.108.366	102.613.943	102.613.943
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.835.643	7.681.266	7.681.266	7.055.973	7.055.973
846	OUTROS ENCARGOS ESPECIAIS	18.330.033	21.304.634	21.304.634	21.209.132	21.209.132
GND						
1	PESSOAL E ENCARGOS SOCIAIS	104.101.847	109.413.000	109.413.000	123.823.075	123.823.075
3	OUTRAS DESPESAS CORRENTES	6.835.643	7.681.266	7.681.266	7.055.973	7.055.973

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**123.823.075**		**7.055.973**					**130.879.048**
Total	**123.823.075**	**0**	**7.055.973**	**0**	**0**	**0**	**0**	**130.879.048**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26389 HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DO TRIÂNGULO MINEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**130.879.048**
	Atividade								**109.669.916**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.284.425**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								1.284.425
			S	3-ODC	1	90	8	1000	1.284.425
0032 **20TP**	**Ativos Civis da União**	12 302							**102.613.943**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								102.613.943
			S	1-PES	1	90	8	1000	102.613.943
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.771.548**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								5.771.548
			S	3-ODC	1	90	8	1000	5.771.548
	Operação Especial								**21.209.132**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**21.209.132**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								21.209.132
			S	1-PES	0	91	8	1000	21.209.132
Total									**130.879.048**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26391 HOSPITAL UNIVERSITÁRIO GAFFREE E GUINLE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		147.501.143	150.885.045	150.885.045	181.232.455	181.232.455
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	147.501.143	150.872.045	150.872.045	181.217.804	181.217.804
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	23.809.007	24.008.336	24.008.336	30.157.331	30.157.331
12	EDUCAÇÃO	123.692.135	126.863.709	126.863.709	151.060.473	151.060.473
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	23.809.007	24.008.336	24.008.336	30.157.331	30.157.331
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	94.349.504	96.366.105	96.366.105	116.916.731	116.916.731
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	10.429.803	11.519.151	11.519.151	11.368.811	11.368.811
846	OUTROS ENCARGOS ESPECIAIS	18.912.829	18.991.453	18.991.453	22.789.582	22.789.582
GND						
1	PESSOAL E ENCARGOS SOCIAIS	137.071.340	139.365.894	139.365.894	169.863.644	169.863.644
3	OUTRAS DESPESAS CORRENTES	10.429.803	11.519.151	11.519.151	11.368.811	11.368.811

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**139.706.313**		**11.368.811**					**151.075.124**
1056	**30.157.331**							**30.157.331**
Total	**169.863.644**	**0**	**11.368.811**	**0**	**0**	**0**	**0**	**181.232.455**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26391 HOSPITAL UNIVERSITÁRIO GAFFREE E GUINLE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**181.217.804**
	Atividade								**128.285.542**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.206.864**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								1.206.864
			S	3-ODC	1	90	0	1000	117.552
			S	3-ODC	1	90	8	1000	1.089.312
0032 **20TP**	**Ativos Civis da União**	12 302							**116.916.731**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								116.916.731
			S	1-PES	1	90	8	1000	116.916.731
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**10.161.947**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								10.161.947
			S	3-ODC	1	90	8	1000	10.161.947
	Operação Especial								**52.932.262**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**30.157.331**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								30.157.331
			S	1-PES	1	90	0	1056	30.157.331
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**22.774.931**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								22.774.931
			S	1-PES	0	91	8	1000	22.774.931
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**181.232.455**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26392 HOSPITAL UNIVERSITÁRIO GETÚLIO VARGAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		87.300.959	89.883.469	89.883.469	106.938.206	106.938.206
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	87.300.959	89.870.469	89.870.469	106.923.555	106.923.555
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	33.552.902	33.877.874	33.877.874	42.237.692	42.237.692
12	EDUCAÇÃO	53.748.057	55.992.595	55.992.595	64.685.863	64.685.863
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	33.552.902	33.877.874	33.877.874	42.237.692	42.237.692
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	40.490.230	42.051.984	42.051.984	48.940.446	48.940.446
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.414.937	4.888.568	4.888.568	5.355.044	5.355.044
846	OUTROS ENCARGOS ESPECIAIS	8.842.890	9.065.043	9.065.043	10.405.024	10.405.024
GND						
1	PESSOAL E ENCARGOS SOCIAIS	82.886.022	84.994.901	84.994.901	101.583.162	101.583.162
3	OUTRAS DESPESAS CORRENTES	4.414.937	4.888.568	4.888.568	5.355.044	5.355.044

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**59.345.470**		**5.355.044**					**64.700.514**
1002	**15.415.276**							**15.415.276**
1056	**26.822.416**							**26.822.416**
Total	**101.583.162**	**0**	**5.355.044**	**0**	**0**	**0**	**0**	**106.938.206**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26392 HOSPITAL UNIVERSITÁRIO GETÚLIO VARGAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**106.923.555**
	Atividade								**54.295.490**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.441.308**
0032 2004 **0013**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								1.441.308
			S	3-ODC	1	90	0	1000	506.004
			S	3-ODC	1	90	8	1000	935.304
0032 **20TP**	**Ativos Civis da União**	12 302							**48.940.446**
0032 20TP **0013**	Ativos Civis da União - **No Estado do Amazonas**								48.940.446
			S	1-PES	1	90	8	1000	48.940.446
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.913.736**
0032 212B **0013**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								3.913.736
			S	3-ODC	1	90	8	1000	3.913.736
	Operação Especial								**52.628.065**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**42.237.692**
0032 0181 **0013**	Aposentadorias e Pensões Civis da União - **No Estado do Amazonas**								42.237.692
			S	1-PES	1	90	0	1002	15.415.276
			S	1-PES	1	90	0	1056	26.822.416
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**10.390.373**
0032 09HB **0013**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amazonas**								10.390.373
			S	1-PES	0	91	8	1000	10.390.373
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0013**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amazonas**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**106.938.206**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26393 HOSPITAL UNIVERSITÁRIO DE BRASÍLIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		81.277.311	83.481.131	83.481.131	96.193.844	96.193.844
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	81.277.311	83.468.131	83.468.131	96.179.193	96.179.193
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	1.588.715	1.637.116	1.637.116	1.785.090	1.785.090
12	EDUCAÇÃO	79.688.596	81.831.015	81.831.015	94.394.103	94.394.103
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.588.715	1.637.116	1.637.116	1.785.090	1.785.090
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	60.518.650	61.450.099	61.450.099	73.295.156	73.295.156
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	5.330.947	5.382.985	5.382.985	6.046.794	6.046.794
846	OUTROS ENCARGOS ESPECIAIS	13.839.000	15.010.931	15.010.931	15.066.804	15.066.804
GND						
1	PESSOAL E ENCARGOS SOCIAIS	75.946.365	78.098.146	78.098.146	90.147.050	90.147.050
3	OUTRAS DESPESAS CORRENTES	5.330.947	5.382.985	5.382.985	6.046.794	6.046.794

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**88.361.960**		**6.046.794**					**94.408.754**
1056	**1.785.090**							**1.785.090**
Total	**90.147.050**	**0**	**6.046.794**	**0**	**0**	**0**	**0**	**96.193.844**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26393 HOSPITAL UNIVERSITÁRIO DE BRASÍLIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**96.179.193**
	Atividade								**79.341.950**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**708.888**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								708.888
			S	3-ODC	1	90	0	1000	8.148
			S	3-ODC	1	90	8	1000	700.740
0032 **20TP**	**Ativos Civis da União**	12 302							**73.295.156**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								73.295.156
			S	1-PES	1	90	8	1000	73.295.156
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.337.906**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								5.337.906
			S	3-ODC	1	90	8	1000	5.337.906
	Operação Especial								**16.837.243**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.785.090**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								1.785.090
			S	1-PES	1	90	0	1056	1.785.090
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**15.052.153**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								15.052.153
			S	1-PES	0	91	8	1000	15.052.153
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**96.193.844**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26394 HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE DO MARANHÃO

Quadro Síntese

Código/Especificação		**Empenhado 2024**	**PLO 2025**	**LOA 2025**	**PLO 2026**	**LOA 2026**
Total		96.589.677	97.860.457	97.860.457	114.966.110	114.966.110
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	96.589.677	97.847.457	97.847.457	114.951.459	114.951.459
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	1.249.407	1.209.439	1.209.439	1.257.940	1.257.940
12	EDUCAÇÃO	95.340.270	96.638.018	96.638.018	113.693.519	113.693.519
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.249.407	1.209.439	1.209.439	1.257.940	1.257.940
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	72.973.196	73.709.429	73.709.429	88.854.130	88.854.130
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.648.818	7.209.405	7.209.405	6.991.382	6.991.382
846	OUTROS ENCARGOS ESPECIAIS	15.718.255	15.732.184	15.732.184	17.862.658	17.862.658
GND						
1	PESSOAL E ENCARGOS SOCIAIS	89.940.858	90.651.052	90.651.052	107.974.728	107.974.728
3	OUTRAS DESPESAS CORRENTES	6.648.818	7.209.405	7.209.405	6.991.382	6.991.382

Fonte	***1 - PES***	***2 - JUR***	***3 - ODC***	***4 - INV***	***5 - IFI***	***6 - AMT***	***9 - RES***	***Total***
1000	**106.716.788**		**6.991.382**					**113.708.170**
1056	**1.257.940**							**1.257.940**
Total	**107.974.728**	**0**	**6.991.382**	**0**	**0**	**0**	**0**	**114.966.110**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26394 HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE DO MARANHÃO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032			**Programa de Gestão e Manutenção do Poder Executivo**								**114.951.459**
			Atividade								**95.845.512**
0032	**2004**		**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**818.004**
0032	2004	**0021**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								818.004
					S	3-ODC	1	90	8	1000	818.004
0032	**20TP**		**Ativos Civis da União**	12 302							**88.854.130**
0032	20TP	**0021**	Ativos Civis da União - **No Estado do Maranhão**								88.854.130
					S	1-PES	1	90	8	1000	88.854.130
0032	**212B**		**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.173.378**
0032	212B	**0021**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								6.173.378
					S	3-ODC	1	90	8	1000	6.173.378
			Operação Especial								**19.105.947**
0032	**0181**		**Aposentadorias e Pensões Civis da União**	09 272							**1.257.940**
0032	0181	**0021**	Aposentadorias e Pensões Civis da União - **No Estado do Maranhão**								1.257.940
					S	1-PES	1	90	0	1056	1.257.940
0032	**09HB**		**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**17.848.007**
0032	09HB	**0021**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Maranhão**								17.848.007
					S	1-PES	0	91	8	1000	17.848.007
0909			**Operações Especiais: Outros Encargos Especiais**								**14.651**
			Operação Especial								**14.651**
0909	**00S6**		**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909	00S6	**0021**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Maranhão**								14.651
					S	1-PES	1	90	0	1000	14.651
Total											**114.966.110**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26395 HOSPITAL UNIVERSITÁRIO DR. MIGUEL RIET CORRÊA JR.

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		73.638.951	75.359.946	75.359.946	89.713.678	89.713.678
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	73.638.951	75.346.946	75.346.946	89.699.027	89.699.027
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	22.550.257	22.634.991	22.634.991	27.880.984	27.880.984
12	EDUCAÇÃO	51.088.694	52.711.955	52.711.955	61.818.043	61.818.043
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	22.550.257	22.634.991	22.634.991	27.880.984	27.880.984
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	38.956.031	40.225.360	40.225.360	47.744.706	47.744.706
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.096.541	4.489.294	4.489.294	4.534.892	4.534.892
846	OUTROS ENCARGOS ESPECIAIS	8.036.123	8.010.301	8.010.301	9.553.096	9.553.096
GND						
1	PESSOAL E ENCARGOS SOCIAIS	69.542.410	70.870.652	70.870.652	85.178.786	85.178.786
3	OUTRAS DESPESAS CORRENTES	4.096.541	4.489.294	4.489.294	4.534.892	4.534.892

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**57.297.802**		**4.534.892**					**61.832.694**
1002	**3.257.793**							**3.257.793**
1056	**24.623.191**							**24.623.191**
Total	**85.178.786**	**0**	**4.534.892**	**0**	**0**	**0**	**0**	**89.713.678**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26395 HOSPITAL UNIVERSITÁRIO DR. MIGUEL RIET CORRÊA JR.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**89.699.027**
	Atividade								**52.279.598**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.231.092**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								1.231.092
			S	3-ODC	1	90	0	1000	480.444
			S	3-ODC	1	90	8	1000	750.648
0032 **20TP**	**Ativos Civis da União**	12 302							**47.744.706**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								47.744.706
			S	1-PES	1	90	8	1000	47.744.706
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.303.800**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								3.303.800
			S	3-ODC	1	90	8	1000	3.303.800
	Operação Especial								**37.419.429**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**27.880.984**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								27.880.984
			S	1-PES	1	90	0	1002	3.257.793
			S	1-PES	1	90	0	1056	24.623.191
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**9.538.445**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								9.538.445
			S	1-PES	0	91	8	1000	9.538.445
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**89.713.678**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26396 HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DE UBERLÂNDIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		300.211.753	309.429.392	309.429.392	369.926.226	369.926.226
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	300.211.753	309.416.392	309.416.392	369.911.575	369.911.575
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	90.373.712	90.545.299	90.545.299	114.517.288	114.517.288
12	EDUCAÇÃO	209.838.041	218.871.093	218.871.093	255.394.287	255.394.287
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	90.373.712	90.545.299	90.545.299	114.517.288	114.517.288
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	158.879.731	165.238.134	165.238.134	196.018.294	196.018.294
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.717.234	19.741.842	19.741.842	19.568.533	19.568.533
846	OUTROS ENCARGOS ESPECIAIS	33.241.075	33.904.117	33.904.117	39.822.111	39.822.111
GND						
1	PESSOAL E ENCARGOS SOCIAIS	282.494.519	289.687.550	289.687.550	350.357.693	350.357.693
3	OUTRAS DESPESAS CORRENTES	17.717.234	19.741.842	19.741.842	19.568.533	19.568.533

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**235.840.405**		**19.568.533**					**255.408.938**
1002	**11.755.604**							**11.755.604**
1056	**102.761.684**							**102.761.684**
Total	**350.357.693**	**0**	**19.568.533**	**0**	**0**	**0**	**0**	**369.926.226**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26396 HOSPITAL DE CLÍNICAS DA UNIVERSIDADE FEDERAL DE UBERLÂNDIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**369.911.575**
	Atividade								**215.586.827**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.128.331**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								5.128.331
			S	3-ODC	1	90	0	1000	1.961.544
			S	3-ODC	1	90	8	1000	3.166.787
0032 **20TP**	**Ativos Civis da União**	12 302							**196.018.294**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								196.018.294
			S	1-PES	1	90	8	1000	196.018.294
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**14.440.202**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								14.440.202
			S	3-ODC	1	90	0	1000	102.216
			S	3-ODC	1	90	8	1000	14.337.986
	Operação Especial								**154.324.748**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**114.517.288**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								114.517.288
			S	1-PES	1	90	0	1002	11.755.604
			S	1-PES	1	90	0	1056	102.761.684
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**39.807.460**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								39.807.460
			S	1-PES	0	91	8	1000	39.807.460
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**369.926.226**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26397 HOSPITAL JÚLIO MULLER

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		29.651.901	30.595.175	30.595.175	36.404.788	36.404.788
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	29.651.901	30.582.175	30.582.175	36.404.788	36.404.788
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Funcao						
12	EDUCAÇÃO	29.651.901	30.582.175	30.582.175	36.404.788	36.404.788
28	ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Subfuncao						
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	22.469.951	23.154.288	23.154.288	27.938.214	27.938.214
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.279.484	2.532.087	2.532.087	2.518.249	2.518.249
846	OUTROS ENCARGOS ESPECIAIS	4.902.466	4.908.800	4.908.800	5.948.325	5.948.325
GND						
1	PESSOAL E ENCARGOS SOCIAIS	27.372.418	28.063.088	28.063.088	33.886.539	33.886.539
3	OUTRAS DESPESAS CORRENTES	2.279.484	2.532.087	2.532.087	2.518.249	2.518.249

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**33.886.539**		**2.518.249**					**36.404.788**
Total	**33.886.539**	**0**	**2.518.249**	**0**	**0**	**0**	**0**	**36.404.788**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26397 HOSPITAL JÚLIO MULLER

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**36.404.788**
	Atividade								**30.456.463**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**316.596**
0032 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								316.596
			S	3-ODC	1	90	8	1000	316.596
0032 **20TP**	**Ativos Civis da União**	12 302							**27.938.214**
0032 20TP **0051**	Ativos Civis da União - **No Estado de Mato Grosso**								27.938.214
			S	1-PES	1	90	8	1000	27.938.214
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.201.653**
0032 212B **0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								2.201.653
			S	3-ODC	1	90	8	1000	2.201.653
	Operação Especial								**5.948.325**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**5.948.325**
0032 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso**								5.948.325
			S	1-PES	0	91	8	1000	5.948.325
Total									**36.404.788**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26398 HOSPITAL DAS CLÍNICAS DA FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		34.300.110	34.901.236	34.901.236	41.746.471	41.746.471
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	34.300.110	34.888.236	34.888.236	41.731.820	41.731.820
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	614.157	499.887	499.887	807.953	807.953
12	EDUCAÇÃO	33.685.953	34.388.349	34.388.349	40.923.867	40.923.867
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	614.157	499.887	499.887	807.953	807.953
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	25.739.790	26.209.420	26.209.420	31.632.499	31.632.499
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	2.478.481	2.730.200	2.730.200	2.712.127	2.712.127
846	OUTROS ENCARGOS ESPECIAIS	5.467.682	5.461.729	5.461.729	6.593.892	6.593.892
GND						
1	PESSOAL E ENCARGOS SOCIAIS	31.821.629	32.171.036	32.171.036	39.034.344	39.034.344
3	OUTRAS DESPESAS CORRENTES	2.478.481	2.730.200	2.730.200	2.712.127	2.712.127

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**38.226.391**		**2.712.127**					**40.938.518**
1056	**807.953**							**807.953**
Total	**39.034.344**	**0**	**2.712.127**	**0**	**0**	**0**	**0**	**41.746.471**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26398 HOSPITAL DAS CLÍNICAS DA FUNDAÇÃO UNIVERSIDADE FEDERAL DE PELOTAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**41.731.820**
	Atividade								**34.344.626**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**516.468**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								516.468
			S	3-ODC	1	90	0	1000	21.108
			S	3-ODC	1	90	8	1000	495.360
0032 **20TP**	**Ativos Civis da União**	12 302							**31.632.499**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								31.632.499
			S	1-PES	1	90	8	1000	31.632.499
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.195.659**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								2.195.659
			S	3-ODC	1	90	8	1000	2.195.659
	Operação Especial								**7.387.194**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**807.953**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								807.953
			S	1-PES	1	90	0	1056	807.953
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**6.579.241**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								6.579.241
			S	1-PES	0	91	8	1000	6.579.241
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**41.746.471**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26399 HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		5.814.259	5.918.889	5.918.889	6.685.301	6.685.301
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	5.814.259	5.905.889	5.905.889	6.670.650	6.670.650
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	1.668.636	1.675.300	1.675.300	2.127.354	2.127.354
12	EDUCAÇÃO	4.145.623	4.230.589	4.230.589	4.543.296	4.543.296
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.668.636	1.675.300	1.675.300	2.127.354	2.127.354
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	3.129.504	3.194.914	3.194.914	3.468.381	3.468.381
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	344.152	378.031	378.031	370.624	370.624
846	OUTROS ENCARGOS ESPECIAIS	671.966	670.644	670.644	718.942	718.942
GND						
1	PESSOAL E ENCARGOS SOCIAIS	5.470.107	5.540.858	5.540.858	6.314.677	6.314.677
3	OUTRAS DESPESAS CORRENTES	344.152	378.031	378.031	370.624	370.624

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**4.187.323**		**370.624**					**4.557.947**
1002	**309.250**							**309.250**
1056	**1.818.104**							**1.818.104**
Total	**6.314.677**	**0**	**370.624**	**0**	**0**	**0**	**0**	**6.685.301**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26399 HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE FEDERAL DO PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**6.670.650**
	Atividade								**3.839.005**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**82.920**
0032 2004 **0022**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								82.920
			S	3-ODC	1	90	0	1000	20.448
			S	3-ODC	1	90	8	1000	62.472
0032 **20TP**	**Ativos Civis da União**	12 302							**3.468.381**
0032 20TP **0022**	Ativos Civis da União - **No Estado do Piauí**								3.468.381
			S	1-PES	1	90	8	1000	3.468.381
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**287.704**
0032 212B **0022**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								287.704
			S	3-ODC	1	90	8	1000	287.704
	Operação Especial								**2.831.645**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.127.354**
0032 0181 **0022**	Aposentadorias e Pensões Civis da União - **No Estado do Piauí**								2.127.354
			S	1-PES	1	90	0	1002	309.250
			S	1-PES	1	90	0	1056	1.818.104
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**704.291**
0032 09HB **0022**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Piauí**								704.291
			S	1-PES	0	91	8	1000	704.291
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0022**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Piauí**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**6.685.301**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26400 HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		81.321.191	83.010.640	83.010.640	96.616.891	96.616.891
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	81.321.191	82.997.640	82.997.640	96.602.240	96.602.240
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Funcao						
09	PREVIDÊNCIA SOCIAL	13.914.455	12.906.307	12.906.307	17.432.234	17.432.234
12	EDUCAÇÃO	67.406.736	70.091.333	70.091.333	79.170.006	79.170.006
28	ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
Subfuncao						
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	13.914.455	12.906.307	12.906.307	17.432.234	17.432.234
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	51.364.562	52.437.663	52.437.663	60.914.200	60.914.200
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.328.474	4.529.806	4.529.806	5.055.529	5.055.529
846	OUTROS ENCARGOS ESPECIAIS	11.713.700	13.136.864	13.136.864	13.214.928	13.214.928
GND						
1	PESSOAL E ENCARGOS SOCIAIS	76.992.717	78.480.834	78.480.834	91.561.362	91.561.362
3	OUTRAS DESPESAS CORRENTES	4.328.474	4.529.806	4.529.806	5.055.529	5.055.529

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**74.129.128**		**5.055.529**					**79.184.657**
1056	**17.432.234**							**17.432.234**
Total	**91.561.362**	**0**	**5.055.529**	**0**	**0**	**0**	**0**	**96.616.891**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26400 HOSPITAL UNIVERSITÁRIO DA FUNDAÇÃO UNIVERSIDADE FEDERAL DE SERGIPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**96.602.240**
	Atividade								**65.969.729**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.117.044**
0032 2004 **0028**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								1.117.044
			S	3-ODC	1	90	0	1000	132.888
			S	3-ODC	1	90	8	1000	984.156
0032 **20TP**	**Ativos Civis da União**	12 302							**60.914.200**
0032 20TP **0028**	Ativos Civis da União - **No Estado de Sergipe**								60.914.200
			S	1-PES	1	90	8	1000	60.914.200
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.938.485**
0032 212B **0028**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								3.938.485
			S	3-ODC	1	90	8	1000	3.938.485
	Operação Especial								**30.632.511**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**17.432.234**
0032 0181 **0028**	Aposentadorias e Pensões Civis da União - **No Estado de Sergipe**								17.432.234
			S	1-PES	1	90	0	1056	17.432.234
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**13.200.277**
0032 09HB **0028**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Sergipe**								13.200.277
			S	1-PES	0	91	8	1000	13.200.277
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0028**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Sergipe**								14.651
			S	1-PES	1	90	0	1000	14.651
Total									**96.616.891**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26402 INSTITUTO FEDERAL DE ALAGOAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		577.592.019	518.518.213	542.361.531	593.439.674	616.053.512
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	490.471.001	442.988.189	442.988.189	515.479.722	515.479.722
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	106.414	93.916	93.916	97.801	97.801
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	87.014.603	75.432.858	99.276.176	77.847.500	100.461.338
Funcao						
09	PREVIDÊNCIA SOCIAL	74.997.170	18.771.125	18.771.125	14.651	14.651
12	EDUCAÇÃO	502.488.434	499.649.922	523.493.240	593.312.571	615.926.409
28	ENCARGOS ESPECIAIS	106.414	97.166	97.166	112.452	112.452
Subfuncao						
122	ADMINISTRAÇÃO GERAL	55.400	50.000	50.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	74.997.170	18.771.125	18.771.125	14.651	14.651
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.573.521	33.593.046	33.593.046	35.364.347	35.364.347
363	ENSINO PROFISSIONAL	409.654.480	405.194.124	429.037.442	483.570.434	506.184.272
846	OUTROS ENCARGOS ESPECIAIS	61.311.447	60.909.918	60.909.918	74.390.242	74.390.242
GND						
1	PESSOAL E ENCARGOS SOCIAIS	458.842.081	409.348.393	409.348.393	480.030.026	480.030.026
3	OUTRAS DESPESAS CORRENTES	104.288.010	106.617.815	103.153.480	111.959.648	106.546.073
4	INVESTIMENTOS	14.461.928	2.552.005	29.859.658	1.450.000	29.477.413

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**480.015.375**		**104.069.125**	**29.227.413**				**613.311.913**
1050			**2.476.948**	**250.000**				**2.726.948**
1056	**14.651**							**14.651**
Total	**480.030.026**	**0**	**106.546.073**	**29.477.413**	**0**	**0**	**0**	**616.053.512**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26402 INSTITUTO FEDERAL DE ALAGOAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**515.479.722**
	Atividade								**441.187.281**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.854.872**
0032 2004 **0027**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								5.854.872
			F	3-ODC	1	90	8	1000	5.854.872
0032 **20TP**	**Ativos Civis da União**	12 363							**405.722.934**
0032 20TP **0027**	Ativos Civis da União - **No Estado de Alagoas**								405.722.934
			F	1-PES	1	90	8	1000	405.722.934
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**29.509.475**
0032 212B **0027**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Alagoas**								29.509.475
			F	3-ODC	1	90	8	1000	29.509.475
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**100.000**
0032 216H **0027**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Alagoas**								100.000
	Agente público beneficiado (unidade): 5		F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**74.292.441**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.651**
0032 0181 **0027**	Aposentadorias e Pensões Civis da União - **No Estado de Alagoas**								14.651
			S	1-PES	1	90	0	1056	14.651
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**74.277.790**
0032 09HB **0027**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Alagoas**								74.277.790
			F	1-PES	0	91	8	1000	74.277.790
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0027**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Alagoas**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**97.801**
	Operação Especial								**97.801**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**97.801**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								97.801
			F	3-ODC	2	50	0	1000	97.801
5112	**Educação Profissional e Tecnológica que Transforma**								**100.461.338**
	Atividade								**100.461.338**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**29.077.413**
5112 20RG **0027**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Alagoas**								28.077.413
	Projeto viabilizado (unidade): 21		F	4-INV	2	90	8	1000	21.112.087
			F	4-INV	2	90	8	1050	250.000
			F	4-INV	7	90	8	1000	6.715.326
5112 20RG **1751**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Arapiraca - AL**								1.000.000
	Projeto viabilizado (unidade): 1		F	4-INV	6	90	8	1000	1.000.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**57.960.047**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26402 INSTITUTO FEDERAL DE ALAGOAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0027**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Alagoas** Estudante matriculado (unidade): 20.510								57.960.047
			F	3-ODC	2	90	8	1000	55.055.830
			F	3-ODC	2	90	8	1050	2.476.948
			F	3-ODC	2	91	8	1000	27.269
			F	4-INV	6	90	8	1000	400.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**3.820.231**
5112 21IH **0027**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Alagoas** Estudante assistido (unidade): 213								3.820.231
			F	3-ODC	2	90	0	1000	3.820.231
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.108.855**
5112 21IV **0027**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Alagoas** Estudante assistido (unidade): 1.554								3.108.855
			F	3-ODC	2	90	0	1000	3.108.855
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.494.792**
5112 2994 **0027**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Alagoas** Estudante assistido (unidade): 9.031								6.494.792
			F	3-ODC	2	90	0	1000	6.494.792
Total									**616.053.512**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26403 INSTITUTO FEDERAL DO AMAZONAS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		489.434.470	497.318.784	494.746.619	587.242.138	585.853.293
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	411.640.247	424.690.841	424.690.841	509.416.385	509.416.385
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	110.792	105.000	105.000	105.000	105.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	77.683.430	72.509.943	69.937.778	77.706.102	76.317.257
Funcao						
09	PREVIDÊNCIA SOCIAL	56.547.235	57.006.660	57.006.660	69.863.212	69.863.212
12	EDUCAÇÃO	432.776.443	440.194.124	437.621.959	517.259.275	515.870.430
28	ENCARGOS ESPECIAIS	110.792	118.000	118.000	119.651	119.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	46.680	64.800	64.800	64.800	64.800
128	FORMAÇÃO DE RECURSOS HUMANOS	300.000	300.000	300.000	300.000	300.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	56.547.235	57.006.660	57.006.660	69.863.212	69.863.212
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	27.224.195	30.364.124	30.364.124	30.432.614	30.432.614
363	ENSINO PROFISSIONAL	352.814.968	357.274.906	354.702.741	426.457.115	425.068.270
846	OUTROS ENCARGOS ESPECIAIS	52.501.392	52.308.294	52.308.294	60.124.397	60.124.397
GND						
1	PESSOAL E ENCARGOS SOCIAIS	384.069.373	393.974.917	393.974.917	478.633.622	478.633.622
3	OUTRAS DESPESAS CORRENTES	100.261.738	101.843.867	99.131.699	107.108.516	101.529.563
4	INVESTIMENTOS	5.103.360	1.500.000	1.640.003	1.500.000	5.690.108

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**408.770.410**		**101.474.640**	**5.690.108**				**515.935.158**
1050			**54.923**					**54.923**
1056	**69.863.212**							**69.863.212**
Total	**478.633.622**	**0**	**101.529.563**	**5.690.108**	**0**	**0**	**0**	**585.853.293**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26403 INSTITUTO FEDERAL DO AMAZONAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**509.416.385**
	Atividade								**379.548.427**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.978.060**
0032 2004 **0013**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								3.978.060
			F	3-ODC	1	90	0	1000	522.276
			F	3-ODC	1	90	8	1000	3.455.784
0032 **20TP**	**Ativos Civis da União**	12 363							**348.751.013**
0032 20TP **0013**	Ativos Civis da União - **No Estado do Amazonas**								348.751.013
			F	1-PES	1	90	8	1000	348.751.013
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**26.454.554**
0032 212B **0013**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amazonas**								26.454.554
			F	3-ODC	1	90	0	1000	81.780
			F	3-ODC	1	90	8	1000	26.372.774
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**64.800**
0032 216H **0013**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Amazonas**								64.800
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	8	1000	64.800
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**300.000**
0032 4572 **0013**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Amazonas**								300.000
	Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	300.000
	Operação Especial								**129.867.958**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**69.863.212**
0032 0181 **0013**	Aposentadorias e Pensões Civis da União - **No Estado do Amazonas**								69.863.212
			S	1-PES	1	90	0	1056	69.863.212
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**60.004.746**
0032 09HB **0013**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amazonas**								60.004.746
			F	1-PES	0	91	8	1000	60.004.746
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0013**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amazonas**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**105.000**
	Operação Especial								**105.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**105.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								105.000
			F	3-ODC	2	50	0	1000	105.000
5112	**Educação Profissional e Tecnológica que Transforma**								**76.317.257**
	Atividade								**76.317.257**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.190.108**
5112 20RG **0013**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Amazonas**								2.390.108
	Projeto viabilizado (unidade): 9		F	4-INV	2	90	8	1000	1.390.108
			F	4-INV	6	99	8	1000	1.000.000
5112 20RG **0195**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Eirunepé - AM**								500.000
	Projeto viabilizado (unidade): 1		F	4-INV	6	90	8	1000	500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26403 INSTITUTO FEDERAL DO AMAZONAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0214**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Maués - AM**								300.000
	Projeto viabilizado (unidade): 1		F	4-INV	6	90	8	1000	300.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**58.137.690**
5112 20RL **0013**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Amazonas**								58.137.690
	Estudante matriculado (unidade): 24.063		F	3-ODC	2	90	8	1000	55.582.218
			F	3-ODC	2	90	8	1050	54.923
			F	3-ODC	2	91	8	1000	549
			F	4-INV	6	90	8	1000	2.500.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**3.617.059**
5112 21IH **0013**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Amazonas**								3.617.059
	Estudante assistido (unidade): 351		F	3-ODC	2	90	0	1000	3.617.059
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.681.429**
5112 21IV **0013**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Amazonas**								3.681.429
	Estudante assistido (unidade): 1.840		F	3-ODC	2	90	0	1000	3.681.429
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**7.690.971**
5112 2994 **0013**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Amazonas**								7.690.971
	Estudante assistido (unidade): 18.094		F	3-ODC	2	90	0	1000	7.690.971
Total									**585.853.293**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26404 INSTITUTO FEDERAL BAIANO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		442.454.682	445.007.424	442.109.088	545.142.609	540.970.924
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	372.941.889	378.158.131	378.158.131	471.180.256	471.180.256
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	72.958	77.669	77.669	88.657	88.657
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	69.439.835	66.758.624	63.860.288	73.859.045	69.687.360
Funcao						
09	PREVIDÊNCIA SOCIAL	17.033.408	17.031.723	17.031.723	21.120.815	21.120.815
12	EDUCAÇÃO	425.348.317	427.885.032	424.986.696	523.918.486	519.746.801
28	ENCARGOS ESPECIAIS	72.958	90.669	90.669	103.308	103.308
Subfuncao						
122	ADMINISTRAÇÃO GERAL	118.714	150.000	150.000	150.000	150.000
128	FORMAÇÃO DE RECURSOS HUMANOS	498.750	700.000	700.000	700.000	700.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	17.033.408	17.031.723	17.031.723	21.120.815	21.120.815
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	28.505.787	31.263.148	31.263.148	33.105.318	33.105.318
363	ENSINO PROFISSIONAL	343.933.017	343.702.581	340.804.245	428.176.556	424.004.871
846	OUTROS ENCARGOS ESPECIAIS	52.365.006	52.159.972	52.159.972	61.889.920	61.889.920
GND						
1	PESSOAL E ENCARGOS SOCIAIS	343.818.638	346.057.983	346.057.983	437.239.589	437.239.589
3	OUTRAS DESPESAS CORRENTES	95.937.212	97.934.441	94.736.105	106.688.020	101.616.335
4	INVESTIMENTOS	2.698.833	1.015.000	1.315.000	1.215.000	2.115.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**416.118.774**		**100.935.646**	**2.115.000**				**519.169.420**
1050			**680.689**					**680.689**
1056	**21.120.815**							**21.120.815**
Total	**437.239.589**	**0**	**101.616.335**	**2.115.000**	**0**	**0**	**0**	**540.970.924**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26404 INSTITUTO FEDERAL BAIANO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**471.180.256**
	Atividade								**388.272.829**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.073.868**
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								4.073.868
			F	3-ODC	1	90	0	1000	132.888
			F	3-ODC	1	90	8	1000	3.940.980
0032 **20TP**	**Ativos Civis da União**	12 363							**354.317.511**
0032 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								354.317.511
			F	1-PES	1	90	8	1000	354.317.511
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**29.031.450**
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								29.031.450
			F	3-ODC	1	90	0	1000	68.988
			F	3-ODC	1	90	8	1000	28.962.462
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**150.000**
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia**								150.000
	Agente público beneficiado (unidade): 10		F	3-ODC	2	90	8	1000	150.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**700.000**
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Bahia**								700.000
	Servidor capacitado (unidade): 400		F	3-ODC	2	90	8	1000	700.000
	Operação Especial								**82.907.427**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**21.120.815**
0032 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								21.120.815
			S	1-PES	1	90	0	1056	21.120.815
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**61.786.612**
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								61.786.612
			F	1-PES	0	91	8	1000	61.786.612
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**88.657**
	Operação Especial								**88.657**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**88.657**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								88.657
			F	3-ODC	2	50	0	1000	88.657
5112	**Educação Profissional e Tecnológica que Transforma**								**69.687.360**
	Atividade								**69.687.360**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.200.000**
5112 20RG **0029**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia**								1.200.000
	Projeto viabilizado (unidade): 16		F	4-INV	2	90	8	1000	300.000
			F	4-INV	6	90	8	1000	300.000
			F	4-INV	6	99	8	1000	600.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**54.581.465**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26404 INSTITUTO FEDERAL BAIANO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0029**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia**								54.581.465
	Estudante matriculado (unidade): 20.001		F	3-ODC	2	90	8	1000	52.778.969
			F	3-ODC	2	90	8	1050	680.689
			F	3-ODC	2	91	8	1000	6.807
			F	3-ODC	6	90	8	1000	200.000
			F	4-INV	2	90	8	1000	915.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.331.865**
5112 21IH **0029**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado da Bahia**								1.331.865
	Estudante assistido (unidade): 420		F	3-ODC	2	90	0	1000	1.331.865
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**4.070.416**
5112 21IV **0029**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado da Bahia**								4.070.416
	Estudante assistido (unidade): 2.035		F	3-ODC	2	90	0	1000	4.070.416
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.503.614**
5112 2994 **0029**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia**								8.503.614
	Estudante assistido (unidade): 13.000		F	3-ODC	2	90	0	1000	8.503.614
Total									**540.970.924**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26405 INSTITUTO FEDERAL DO CEARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.022.921.953	1.039.214.926	1.032.780.439	1.239.412.138	1.234.624.773
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	890.800.595	907.007.087	906.987.718	1.100.335.231	1.100.320.938
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	24.204	19.382	19.382	54.560	54.560
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	163.589	149.023	149.023	158.811	158.811
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	131.933.565	132.039.434	125.624.316	138.863.536	134.090.464
Funcao						
09	PREVIDÊNCIA SOCIAL	99.122.515	99.964.792	99.964.792	124.207.203	124.207.203
12	EDUCAÇÃO	923.611.644	939.081.729	932.647.242	1.114.991.564	1.110.204.199
28	ENCARGOS ESPECIAIS	187.793	168.405	168.405	213.371	213.371
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	498.400	1.000.000	980.631	1.000.000	985.707
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	99.122.515	99.964.792	99.964.792	124.207.203	124.207.203
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	56.667.604	63.332.765	63.332.765	63.703.090	63.703.090
363	ENSINO PROFISSIONAL	745.380.107	751.683.625	745.268.507	907.303.289	902.530.217
846	OUTROS ENCARGOS ESPECIAIS	121.253.327	123.212.144	123.212.144	143.176.956	143.176.956
GND						
1	PESSOAL E ENCARGOS SOCIAIS	833.652.591	842.665.722	842.665.722	1.035.658.730	1.035.658.730
3	OUTRAS DESPESAS CORRENTES	178.758.421	196.049.204	189.614.717	202.964.598	192.946.911
4	INVESTIMENTOS	10.510.941	500.000	500.000	788.810	6.019.132

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**911.451.527**		**191.534.922**	**5.730.322**				**1.108.716.771**
1050			**1.411.989**					**1.411.989**
1051				**288.810**				**288.810**
1056	**124.207.203**							**124.207.203**
Total	**1.035.658.730**	**0**	**192.946.911**	**6.019.132**	**0**	**0**	**0**	**1.234.624.773**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26405 INSTITUTO FEDERAL DO CEARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.100.320.938**
	Atividade								**833.150.150**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.286.564**
0032 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								11.286.564
			F	3-ODC	1	90	0	1000	1.179.324
			F	3-ODC	1	90	8	1000	10.107.240
0032 **20TP**	**Ativos Civis da União**	12 363							**768.439.753**
0032 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								768.439.753
			F	1-PES	1	90	8	1000	768.439.753
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**52.416.526**
0032 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								52.416.526
			F	3-ODC	1	90	0	1000	27.792
			F	3-ODC	1	90	8	1000	52.388.734
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0023**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Ceará** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**985.707**
0032 4572 **0023**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Ceará** Servidor capacitado (unidade): 130								985.707
			F	3-ODC	2	90	8	1000	985.707
	Operação Especial								**267.170.788**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**124.207.203**
0032 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								124.207.203
			S	1-PES	1	90	0	1056	124.207.203
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**142.963.585**
0032 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								142.963.585
			F	1-PES	0	91	8	1000	142.963.585
0909	**Operações Especiais: Outros Encargos Especiais**								**54.560**
	Operação Especial								**54.560**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**48.189**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								48.189
			F	1-PES	1	90	0	1000	48.189
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**6.371**
0909 0536 **0023**	Benefícios de Legislação Especial - **No Estado do Ceará**								6.371
			S	3-ODC	1	90	0	1000	6.371
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**158.811**
	Operação Especial								**158.811**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**158.811**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								158.811
			F	3-ODC	2	50	0	1000	158.811
5112	**Educação Profissional e Tecnológica que Transforma**								**134.090.464**
	Atividade								**134.090.464**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.530.322**
5112 20RG **0023**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Ceará** Projeto viabilizado (unidade): 77								5.530.322
			F	4-INV	2	90	8	1000	600.000
			F	4-INV	7	90	8	1000	4.930.322
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**90.407.125**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26405 INSTITUTO FEDERAL DO CEARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0023**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Ceará** Estudante matriculado (unidade): 47.664								90.407.125
			F	3-ODC	2	90	8	1000	88.386.174
			F	3-ODC	2	90	8	1050	1.411.989
			F	3-ODC	2	91	8	1000	120.152
			F	4-INV	2	90	8	1051	288.810
			F	4-INV	6	90	8	1000	200.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**3.243.584**
5112 21B3 **0023**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Ceará** Projeto apoiado (unidade): 14								3.243.584
			F	3-ODC	2	90	8	1000	3.243.584
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**4.819.038**
5112 21IH **0023**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Ceará** Estudante assistido (unidade): 82								4.819.038
			F	3-ODC	2	90	0	1000	4.819.038
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**9.740.746**
5112 21IV **0023**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Ceará** Estudante assistido (unidade): 4.320								9.740.746
			F	3-ODC	2	90	0	1000	9.740.746
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**20.349.649**
5112 2994 **0023**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Ceará** Estudante assistido (unidade): 26.450								20.349.649
			F	3-ODC	2	90	0	1000	20.349.649
Total									**1.234.624.773**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26406 INSTITUTO FEDERAL DO ESPÍRITO SANTO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		972.030.652	896.357.682	1.032.027.050	1.100.581.740	1.136.771.702
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	774.546.471	793.767.423	793.767.423	998.942.014	998.942.014
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	13.521	13.000	13.000	47.617	47.617
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	109.812	116.154	116.154	115.500	115.500
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	197.360.848	102.461.105	238.130.473	101.476.609	137.666.571
Funcao						
09	PREVIDÊNCIA SOCIAL	129.088.332	129.626.745	129.626.745	159.032.188	159.032.188
12	EDUCAÇÃO	842.818.987	766.601.783	902.271.151	941.386.435	977.576.397
28	ENCARGOS ESPECIAIS	123.333	129.154	129.154	163.117	163.117
Subfuncao						
122	ADMINISTRAÇÃO GERAL	146.658	120.000	120.000	150.000	150.000
128	FORMAÇÃO DE RECURSOS HUMANOS	500.000	500.000	500.000	500.000	500.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	129.088.332	129.626.745	129.626.745	159.032.188	159.032.188
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	45.141.639	50.051.617	50.051.617	52.420.422	52.420.422
363	ENSINO PROFISSIONAL	696.639.982	609.693.646	745.363.014	764.549.713	800.739.675
846	OUTROS ENCARGOS ESPECIAIS	100.514.040	106.365.674	106.365.674	123.929.417	123.929.417
GND						
1	PESSOAL E ENCARGOS SOCIAIS	728.771.694	743.108.806	743.108.806	945.919.209	945.919.209
3	OUTRAS DESPESAS CORRENTES	158.808.958	151.614.791	156.415.799	154.562.531	165.902.493
4	INVESTIMENTOS	84.450.000	1.634.085	132.502.445	100.000	24.950.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**786.887.021**		**163.645.278**	**24.950.000**				**975.482.299**
1050			**2.257.215**					**2.257.215**
1056	**159.032.188**							**159.032.188**
Total	**945.919.209**	**0**	**165.902.493**	**24.950.000**	**0**	**0**	**0**	**1.136.771.702**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26406 INSTITUTO FEDERAL DO ESPÍRITO SANTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**998.942.014**
	Atividade								**716.143.526**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.119.944**
0032 2004 **0032**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								11.119.944
			F	3-ODC	1	90	0	1000	1.533.336
			F	3-ODC	1	90	8	1000	9.586.608
0032 **20TP**	**Ativos Civis da União**	12 363							**663.073.104**
0032 20TP **0032**	Ativos Civis da União - **No Estado do Espírito Santo**								663.073.104
			F	1-PES	1	90	8	1000	663.073.104
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**41.300.478**
0032 212B **0032**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Espírito Santo**								41.300.478
			F	3-ODC	1	90	0	1000	99.960
			F	3-ODC	1	90	8	1000	41.200.518
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**150.000**
0032 216H **0032**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Espírito Santo**								150.000
	Agente público beneficiado (unidade): 8		F	3-ODC	2	90	8	1000	150.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**500.000**
0032 4572 **0032**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Espírito Santo**								500.000
	Servidor capacitado (unidade): 550		F	3-ODC	2	90	8	1000	500.000
	Operação Especial								**282.798.488**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**159.032.188**
0032 0181 **0032**	Aposentadorias e Pensões Civis da União - **No Estado do Espírito Santo**								159.032.188
			S	1-PES	1	90	0	1056	159.032.188
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**123.766.300**
0032 09HB **0032**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Espírito Santo**								123.766.300
			F	1-PES	0	91	8	1000	123.766.300
0909	**Operações Especiais: Outros Encargos Especiais**								**47.617**
	Operação Especial								**47.617**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**47.617**
0909 00S6 **0032**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Espírito Santo**								47.617
			F	1-PES	1	90	0	1000	47.617
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**115.500**
	Operação Especial								**115.500**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**115.500**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								115.500
			F	3-ODC	2	50	0	1000	115.500
5112	**Educação Profissional e Tecnológica que Transforma**								**137.666.571**
	Atividade								**137.666.571**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**43.550.000**
5112 20RG **0032**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Espírito Santo**								43.550.000
	Projeto viabilizado (unidade): 871		F	3-ODC	7	90	8	1000	18.600.000
			F	4-INV	2	90	8	1000	100.000
			F	4-INV	7	90	8	1000	24.850.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**72.538.568**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26406 INSTITUTO FEDERAL DO ESPÍRITO SANTO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0032**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Espírito Santo** Estudante matriculado (unidade): 63.000								72.538.568
			F	3-ODC	2	90	8	1000	70.258.781
			F	3-ODC	2	90	8	1050	2.257.215
			F	3-ODC	2	91	8	1000	22.572
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.112.087**
5112 21B3 **0032**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Espírito Santo** Projeto apoiado (unidade): 10								1.112.087
			F	3-ODC	2	90	8	1000	1.112.087
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.857.895**
5112 21IH **0032**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Espírito Santo** Estudante assistido (unidade): 270								2.857.895
			F	3-ODC	2	90	0	1000	2.857.895
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**5.700.000**
5112 21IV **0032**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Espírito Santo** Estudante assistido (unidade): 2.870								5.700.000
			F	3-ODC	2	90	0	1000	5.700.000
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**11.908.021**
5112 2994 **0032**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Espírito Santo** Estudante assistido (unidade): 15.000								11.908.021
			F	3-ODC	2	90	0	1000	11.908.021
Total									**1.136.771.702**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26407 INSTITUTO FEDERAL GOIANO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		443.773.518	449.859.642	447.676.137	536.702.865	533.256.349
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	377.138.247	382.851.304	382.773.890	470.300.523	470.185.136
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	121.860	120.000	120.000	120.584	120.584
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	66.513.411	66.875.338	64.769.247	66.267.107	62.935.978
Funcao						
09	PREVIDÊNCIA SOCIAL	29.406.915	29.632.228	29.632.228	36.971.286	36.971.286
12	EDUCAÇÃO	414.244.743	420.094.414	417.910.909	499.596.344	496.149.828
28	ENCARGOS ESPECIAIS	121.860	133.000	133.000	135.235	135.235
Subfuncao						
122	ADMINISTRAÇÃO GERAL	306.201	400.000	400.000	400.000	400.000
128	FORMAÇÃO DE RECURSOS HUMANOS	1.547.386	1.634.256	1.556.842	1.610.000	1.494.613
131	COMUNICAÇÃO SOCIAL	300.000	300.000	300.000	300.000	300.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	29.406.915	29.632.228	29.632.228	36.971.286	36.971.286
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	24.174.805	26.732.087	26.732.087	28.412.970	28.412.970
363	ENSINO PROFISSIONAL	316.578.606	324.590.193	322.484.102	386.182.642	382.851.513
846	OUTROS ENCARGOS ESPECIAIS	71.459.606	66.570.878	66.570.878	82.825.967	82.825.967
GND						
1	PESSOAL E ENCARGOS SOCIAIS	350.809.856	353.797.961	353.797.961	439.592.204	439.592.204
3	OUTRAS DESPESAS CORRENTES	91.053.105	95.052.726	92.869.221	95.978.661	92.157.751
4	INVESTIMENTOS	1.910.557	1.008.955	1.008.955	1.132.000	1.506.394

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**402.620.918**		**90.099.391**	**1.506.394**				**494.226.703**
1050			**2.058.360**					**2.058.360**
1056	**36.971.286**							**36.971.286**
Total	**439.592.204**	**0**	**92.157.751**	**1.506.394**	**0**	**0**	**0**	**533.256.349**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26407 INSTITUTO FEDERAL GOIANO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**470.185.136**
	Atividade								**350.523.118**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.120.552**
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								6.120.552
			F	3-ODC	1	90	0	1000	511.116
			F	3-ODC	1	90	8	1000	5.609.436
0032 **20TP**	**Ativos Civis da União**	12 363							**319.915.535**
0032 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								319.915.535
			F	1-PES	1	90	8	1000	319.915.535
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**22.292.418**
0032 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								22.292.418
			F	3-ODC	1	90	0	1000	53.688
			F	3-ODC	1	90	8	1000	22.238.730
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**400.000**
0032 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Goiás**								400.000
	Agente público beneficiado (unidade): 18		F	3-ODC	2	90	8	1000	400.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.494.613**
0032 4572 **0052**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Goiás**								1.494.613
	Servidor capacitado (unidade): 360		F	3-ODC	2	90	8	1000	1.459.613
			F	3-ODC	2	91	8	1000	35.000
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**300.000**
0032 4641 **0052**	Publicidade de Utilidade Pública - **No Estado de Goiás**								300.000
			F	3-ODC	2	90	8	1000	300.000
	Operação Especial								**119.662.018**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**36.971.286**
0032 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								36.971.286
			S	1-PES	1	90	0	1056	36.971.286
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**82.690.732**
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								82.690.732
			F	1-PES	0	91	8	1000	82.690.732
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**120.584**
	Operação Especial								**120.584**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**120.584**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								120.584
			F	3-ODC	2	50	0	1000	120.584
5112	**Educação Profissional e Tecnológica que Transforma**								**62.935.978**
	Atividade								**62.935.978**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**950.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26407 INSTITUTO FEDERAL GOIANO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0052**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás** Projeto viabilizado (unidade): 28								950.000
			F	3-ODC	6	99	8	1000	400.000
			F	4-INV	2	90	8	1000	100.000
			F	4-INV	6	99	8	1000	450.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**47.869.023**
5112 20RL **0052**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás** Estudante matriculado (unidade): 16.821								47.869.023
			F	3-ODC	2	90	8	1000	44.143.795
			F	3-ODC	2	90	8	1050	2.008.360
			F	3-ODC	2	91	8	1000	210.474
			F	3-ODC	2	91	8	1050	50.000
			F	3-ODC	6	90	8	1000	400.000
			F	3-ODC	6	99	8	1000	100.000
			F	4-INV	2	90	8	1000	956.394
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.158.611**
5112 21B3 **0052**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Goiás** Projeto apoiado (unidade): 2.075								1.158.611
			F	3-ODC	2	90	8	1000	1.156.055
			F	3-ODC	2	91	8	1000	2.556
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.112.087**
5112 21IH **0052**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Goiás** Estudante assistido (unidade): 70								1.112.087
			F	3-ODC	2	90	0	1000	1.112.087
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.834.824**
5112 21IV **0052**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Goiás** Estudante assistido (unidade): 1.912								3.834.824
			F	3-ODC	2	90	0	1000	3.834.824
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.011.433**
5112 2994 **0052**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás** Estudante assistido (unidade): 15.000								8.011.433
			F	3-ODC	2	90	0	1000	8.011.433
Total									**533.256.349**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26408 INSTITUTO FEDERAL DO MARANHÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		858.921.716	873.903.237	889.373.682	1.028.046.862	1.035.484.676
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	732.077.245	741.512.003	741.388.674	889.737.383	889.590.859
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	160.329	167.547	167.547	170.630	170.630
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	126.684.142	132.210.687	147.804.461	138.124.198	145.708.536
Funcao						
09	PREVIDÊNCIA SOCIAL	62.707.379	61.914.475	61.914.475	78.424.475	78.424.475
12	EDUCAÇÃO	796.054.007	811.808.215	827.278.660	949.437.106	956.874.920
28	ENCARGOS ESPECIAIS	160.329	180.547	180.547	185.281	185.281
Subfuncao						
122	ADMINISTRAÇÃO GERAL	105.000	132.000	132.000	96.000	96.000
128	FORMAÇÃO DE RECURSOS HUMANOS	1.039.841	2.500.000	2.376.671	2.000.000	1.853.476
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	62.707.379	61.914.475	61.914.475	78.424.475	78.424.475
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	50.596.310	57.289.549	57.289.549	57.020.261	57.020.261
363	ENSINO PROFISSIONAL	645.310.890	652.712.058	668.305.832	776.308.882	783.893.220
846	OUTROS ENCARGOS ESPECIAIS	99.162.295	99.355.155	99.355.155	114.197.244	114.197.244
GND						
1	PESSOAL E ENCARGOS SOCIAIS	680.336.094	681.603.454	681.603.454	830.635.773	830.635.773
3	OUTRAS DESPESAS CORRENTES	157.075.591	186.124.521	182.319.886	191.793.336	182.322.817
4	INVESTIMENTOS	21.510.031	6.175.262	25.450.342	5.617.753	22.526.086

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**752.211.298**		**180.622.817**	**21.258.333**				**954.092.448**
1050			**1.700.000**	**1.267.753**				**2.967.753**
1056	**78.424.475**							**78.424.475**
Total	**830.635.773**	**0**	**182.322.817**	**22.526.086**	**0**	**0**	**0**	**1.035.484.676**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26408 INSTITUTO FEDERAL DO MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**889.590.859**
	Atividade								**697.154.421**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**9.136.056**
0032 2004 **0021**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								9.136.056
			F	3-ODC	1	90	0	1000	729.864
			F	3-ODC	1	90	8	1000	8.406.192
0032 **20TP**	**Ativos Civis da União**	12 363							**638.184.684**
0032 20TP **0021**	Ativos Civis da União - **No Estado do Maranhão**								638.184.684
			F	1-PES	1	90	8	1000	638.184.684
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**47.884.205**
0032 212B **0021**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Maranhão**								47.884.205
			F	3-ODC	1	90	0	1000	102.216
			F	3-ODC	1	90	8	1000	47.781.989
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**96.000**
0032 216H **0021**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Maranhão**								96.000
	Agente público beneficiado (unidade): 5		F	3-ODC	2	90	8	1000	96.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.853.476**
0032 4572 **0021**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Maranhão**								1.853.476
	Servidor capacitado (unidade): 1.400		F	3-ODC	2	90	8	1000	1.853.476
	Operação Especial								**192.436.438**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**78.424.475**
0032 0181 **0021**	Aposentadorias e Pensões Civis da União - **No Estado do Maranhão**								78.424.475
			S	1-PES	1	90	0	1056	78.424.475
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**114.011.963**
0032 09HB **0021**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Maranhão**								114.011.963
			F	1-PES	0	91	8	1000	114.011.963
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0021**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Maranhão**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**170.630**
	Operação Especial								**170.630**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**170.630**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								170.630
			F	3-ODC	2	50	0	1000	170.630
5112	**Educação Profissional e Tecnológica que Transforma**								**145.708.536**
	Atividade								**145.708.536**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**18.033.065**
5112 20RG **0021**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Maranhão**								16.833.065
	Projeto viabilizado (unidade): 84		F	3-ODC	6	90	8	1000	250.000
			F	4-INV	2	90	8	1000	600.000
			F	4-INV	6	90	8	1000	2.525.000
			F	4-INV	6	99	8	1000	500.000
			F	4-INV	7	90	8	1000	12.958.065

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26408 INSTITUTO FEDERAL DO MARANHÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **7232**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **IFMA de AÇAILÂNDIA - No Estado do Maranhão**								1.000.000
	Projeto viabilizado (unidade): 1		F	4-INV	6	99	8	1000	1.000.000
5112 20RG **7233**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **IFMA de TIMON - No Estado do Maranhão**								200.000
	Projeto viabilizado (unidade): 1		F	4-INV	6	99	8	1000	200.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**95.835.631**
5112 20RL **0021**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Maranhão**								95.835.631
	Estudante matriculado (unidade): 45.000		F	3-ODC	2	90	8	1000	89.267.610
			F	3-ODC	2	90	8	1050	1.700.000
			F	3-ODC	2	91	8	1000	125.000
			F	4-INV	2	90	8	1000	3.475.268
			F	4-INV	2	90	8	1050	1.267.753
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.853.476**
5112 21B3 **0021**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Maranhão**								1.853.476
	Projeto apoiado (unidade): 500		F	3-ODC	2	90	8	1000	1.853.476
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**4.633.690**
5112 21IH **0021**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Maranhão**								4.633.690
	Estudante assistido (unidade): 40		F	3-ODC	2	90	0	1000	4.633.690
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**8.207.069**
5112 21IV **0021**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Maranhão**								8.207.069
	Estudante assistido (unidade): 4.104		F	3-ODC	2	90	0	1000	8.207.069
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**17.145.605**
5112 2994 **0021**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Maranhão**								17.145.605
	Estudante assistido (unidade): 20.000		F	3-ODC	2	90	0	1000	17.145.605
Total									**1.035.484.676**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26409 INSTITUTO FEDERAL DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		551.170.686	563.469.596	564.406.151	671.642.861	675.428.018
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	475.372.924	485.594.371	485.594.371	587.929.462	587.929.462
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	92.486	94.486	94.486	107.486	107.486
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	75.705.276	77.767.739	78.704.294	83.591.262	87.376.419
Funcao						
09	PREVIDÊNCIA SOCIAL	57.055.503	57.092.866	57.092.866	70.337.589	70.337.589
12	EDUCAÇÃO	494.022.697	506.269.244	507.205.799	601.183.135	604.968.292
28	ENCARGOS ESPECIAIS	92.486	107.486	107.486	122.137	122.137
Subfuncao						
122	ADMINISTRAÇÃO GERAL	405.689	420.842	420.842	420.842	420.842
128	FORMAÇÃO DE RECURSOS HUMANOS	646.912	688.292	688.292	693.066	693.066
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	57.055.503	57.092.866	57.092.866	70.337.589	70.337.589
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	33.772.686	38.775.314	38.775.314	38.624.850	38.624.850
363	ENSINO PROFISSIONAL	400.961.587	408.352.614	409.289.169	493.856.123	497.641.280
846	OUTROS ENCARGOS ESPECIAIS	58.328.310	58.139.668	58.139.668	67.710.391	67.710.391
GND						
1	PESSOAL E ENCARGOS SOCIAIS	440.547.637	445.722.923	445.722.923	548.205.355	548.205.355
3	OUTRAS DESPESAS CORRENTES	98.330.679	108.467.163	106.430.020	115.688.233	116.702.909
4	INVESTIMENTOS	12.292.370	9.279.510	12.253.208	7.749.273	10.519.754

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**477.867.766**		**106.316.973**	**8.324.282**				**592.509.021**
1050			**7.485.936**	**1.495.472**				**8.981.408**
1051				**255.000**				**255.000**
1056	**70.337.589**							**70.337.589**
1081			**2.900.000**	**445.000**				**3.345.000**
Total	**548.205.355**	**0**	**116.702.909**	**10.519.754**	**0**	**0**	**0**	**675.428.018**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26409 INSTITUTO FEDERAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**587.929.462**
	Atividade								**450.003.619**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.648.248**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								7.648.248
			F	3-ODC	1	90	0	1000	1.124.448
			F	3-ODC	1	90	8	1000	6.523.800
0032 **20TP**	**Ativos Civis da União**	12 363							**410.264.861**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								410.264.861
			F	1-PES	1	90	8	1000	410.264.861
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**30.976.602**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								30.976.602
			F	3-ODC	1	90	0	1000	47.520
			F	3-ODC	1	90	8	1000	30.929.082
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**420.842**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais** Agente público beneficiado (unidade): 15								420.842
			F	3-ODC	2	90	8	1000	420.842
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**693.066**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais** Servidor capacitado (unidade): 300								693.066
			F	3-ODC	2	90	8	1000	693.066
	Operação Especial								**137.925.843**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**70.337.589**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								70.337.589
			S	1-PES	1	90	0	1056	70.337.589
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**67.588.254**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								67.588.254
			F	1-PES	0	91	8	1000	67.588.254
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**107.486**
	Operação Especial								**107.486**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**94.486**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								94.486
			F	3-ODC	2	50	0	1000	94.486
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**13.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								13.000
			F	3-ODC	2	80	0	1000	13.000
5112	**Educação Profissional e Tecnológica que Transforma**								**87.376.419**
	Atividade								**87.376.419**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**11.926.893**
5112 20RG **0001**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional** Projeto viabilizado (unidade): 5								1.500.000
			F	4-INV	6	99	8	1000	1.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26409 INSTITUTO FEDERAL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								10.426.893
	Projeto viabilizado (unidade): 41		F	3-ODC	2	90	8	1000	900.000
			F	3-ODC	6	99	8	1000	1.980.000
			F	4-INV	2	90	8	1000	4.621.361
			F	4-INV	2	90	8	1050	1.325.532
			F	4-INV	2	90	8	1051	255.000
			F	4-INV	2	90	8	1081	445.000
			F	4-INV	6	90	8	1000	400.000
			F	4-INV	6	99	8	1000	500.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**51.505.062**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								50.505.062
	Estudante matriculado (unidade): 20.170		F	3-ODC	2	90	8	1000	39.549.579
			F	3-ODC	2	90	8	1050	5.238.343
			F	3-ODC	2	90	8	1081	1.907.200
			F	3-ODC	6	90	8	1000	1.500.000
			F	3-ODC	6	99	8	1000	1.264.185
			F	4-INV	2	90	8	1000	290.000
			F	4-INV	2	90	8	1050	19.940
			F	4-INV	6	99	8	1000	735.815
5112 20RL **2408**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Belo Horizonte - MG**								1.000.000
	Estudante matriculado (unidade): 70		F	3-ODC	6	90	8	1000	1.000.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**8.802.806**
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								8.802.806
	Projeto apoiado (unidade): 170		F	3-ODC	2	90	8	1000	5.202.497
			F	3-ODC	2	90	8	1050	2.247.593
			F	3-ODC	2	90	8	1081	992.800
			F	4-INV	2	90	8	1000	209.916
			F	4-INV	2	90	8	1050	150.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.348.861**
5112 21IH **0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								2.348.861
	Estudante assistido (unidade): 158		F	3-ODC	2	90	0	1000	2.281.671
			F	4-INV	2	90	0	1000	67.190
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**4.141.235**
5112 21IV **0031**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Minas Gerais**								4.141.235
	Estudante assistido (unidade): 2.021		F	3-ODC	2	90	0	1000	4.141.235
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.651.562**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								8.651.562
	Estudante assistido (unidade): 11.000		F	3-ODC	2	90	0	1000	8.651.562
Total									**675.428.018**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26410 INSTITUTO FEDERAL DO NORTE DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		365.910.239	371.325.787	371.679.446	446.088.418	447.541.003
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	304.870.805	312.654.004	312.580.328	384.760.877	384.640.515
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	76.306	75.700	75.700	84.038	84.038
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	60.963.128	58.583.083	59.010.418	61.228.852	62.801.799
Funcao						
09	PREVIDÊNCIA SOCIAL	21.622.303	22.298.120	22.298.120	27.396.255	27.396.255
12	EDUCAÇÃO	344.211.629	348.938.967	349.292.626	418.593.474	420.046.059
28	ENCARGOS ESPECIAIS	76.306	88.700	88.700	98.689	98.689
Subfuncao						
122	ADMINISTRAÇÃO GERAL	235.398	285.525	285.525	240.388	240.388
128	FORMAÇÃO DE RECURSOS HUMANOS	1.015.647	1.500.000	1.426.324	1.650.000	1.529.638
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	21.622.303	22.298.120	22.298.120	27.396.255	27.396.255
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	22.452.888	24.905.536	24.905.536	24.542.803	24.542.803
363	ENSINO PROFISSIONAL	280.707.266	282.380.780	282.808.115	345.440.817	347.013.764
846	OUTROS ENCARGOS ESPECIAIS	39.876.737	39.955.826	39.955.826	46.818.155	46.818.155
GND						
1	PESSOAL E ENCARGOS SOCIAIS	281.166.872	285.975.943	285.975.943	358.342.337	358.342.337
3	OUTRAS DESPESAS CORRENTES	80.652.677	83.452.744	82.370.533	85.083.301	83.345.778
4	INVESTIMENTOS	4.090.689	1.897.100	3.332.970	2.662.780	5.852.888

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**330.946.082**		**81.044.766**	**4.740.108**				**416.730.956**
1050			**2.301.012**	**434.380**				**2.735.392**
1051				**678.400**				**678.400**
1056	**27.396.255**							**27.396.255**
Total	**358.342.337**	**0**	**83.345.778**	**5.852.888**	**0**	**0**	**0**	**447.541.003**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26410 INSTITUTO FEDERAL DO NORTE DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**384.640.515**
	Atividade								**310.524.794**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.941.816**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								4.941.816
			F	3-ODC	1	90	0	1000	431.040
			F	3-ODC	1	90	8	1000	4.510.776
0032 **20TP**	**Ativos Civis da União**	12 363							**284.211.965**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								284.211.965
			F	1-PES	1	90	8	1000	284.211.965
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.600.987**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								19.600.987
			F	3-ODC	1	90	0	1000	68.856
			F	3-ODC	1	90	8	1000	19.532.131
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**240.388**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								240.388
	Agente público beneficiado (unidade): 10		F	3-ODC	2	90	8	1000	240.388
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.529.638**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								1.529.638
	Servidor capacitado (unidade): 635		F	3-ODC	2	90	8	1000	1.522.543
			F	3-ODC	2	91	8	1000	7.095
	Operação Especial								**74.115.721**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**27.396.255**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								27.396.255
			S	1-PES	1	90	0	1056	27.396.255
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**46.719.466**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								46.719.466
			F	1-PES	0	91	8	1000	46.719.466
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**84.038**
	Operação Especial								**84.038**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**80.398**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								80.398
			F	3-ODC	2	50	0	1000	80.398
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**3.640**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								3.640
			F	3-ODC	2	80	0	1000	3.640
5112	**Educação Profissional e Tecnológica que Transforma**								**62.801.799**
	Atividade								**62.801.799**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.950.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26410 INSTITUTO FEDERAL DO NORTE DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								3.950.000
	Projeto viabilizado (unidade): 79		F	3-ODC	6	90	8	1000	300.000
			F	3-ODC	6	99	8	1000	300.000
			F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	90	8	1000	3.100.000
			F	4-INV	6	99	8	1000	200.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**43.752.133**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								43.752.133
	Estudante matriculado (unidade): 25.011		F	3-ODC	2	90	8	1000	36.980.906
			F	3-ODC	2	90	8	1050	2.273.385
			F	3-ODC	2	91	8	1000	67.327
			F	3-ODC	2	91	8	1050	27.627
			F	3-ODC	6	90	8	1000	1.900.000
			F	4-INV	2	90	8	1000	1.390.108
			F	4-INV	2	90	8	1050	434.380
			F	4-INV	2	90	8	1051	678.400
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.085.161**
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								2.085.161
	Projeto apoiado (unidade): 590		F	3-ODC	2	90	8	1000	2.085.161
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**3.243.584**
5112 21IH **0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								3.243.584
	Estudante assistido (unidade): 120		F	3-ODC	2	90	0	1000	3.243.584
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.163.004**
5112 21IV **0031**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Minas Gerais**								3.163.004
	Estudante assistido (unidade): 1.662		F	3-ODC	2	90	0	1000	3.163.004
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.607.917**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								6.607.917
	Estudante assistido (unidade): 6.018		F	3-ODC	2	90	0	1000	6.607.917
Total									**447.541.003**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26411 INSTITUTO FEDERAL DO SUDESTE DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		386.552.549	396.115.807	395.771.167	474.627.182	474.169.303
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	335.656.072	342.278.332	342.278.332	421.851.453	421.851.453
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	101.881	187.829	187.829	214.430	214.430
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	68.899	59.799	59.799	58.441	58.441
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	50.725.695	53.589.847	53.245.207	52.502.858	52.044.979
Funcao						
09	PREVIDÊNCIA SOCIAL	48.211.018	48.676.599	48.676.599	60.064.061	60.064.061
12	EDUCAÇÃO	338.170.750	347.191.580	346.846.940	414.290.250	413.832.371
28	ENCARGOS ESPECIAIS	170.781	247.628	247.628	272.871	272.871
Subfuncao						
122	ADMINISTRAÇÃO GERAL	175.000	175.000	175.000	180.000	180.000
128	FORMAÇÃO DE RECURSOS HUMANOS	281.821	340.000	340.000	368.200	368.200
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	48.211.018	48.676.599	48.676.599	60.064.061	60.064.061
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	21.699.772	24.379.826	24.379.826	25.446.897	25.446.897
363	ENSINO PROFISSIONAL	272.057.312	278.502.159	278.157.519	337.267.044	336.809.165
846	OUTROS ENCARGOS ESPECIAIS	44.127.626	44.042.223	44.042.223	51.300.980	51.300.980
GND						
1	PESSOAL E ENCARGOS SOCIAIS	313.584.417	317.553.798	317.553.798	396.051.672	396.051.672
3	OUTRAS DESPESAS CORRENTES	66.684.700	76.385.459	74.114.816	75.790.502	73.594.494
4	INVESTIMENTOS	6.283.433	2.176.550	4.102.553	2.785.008	4.523.137

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**335.987.611**		**69.572.242**	**4.088.129**				**409.647.982**
1050			**4.022.252**					**4.022.252**
1051				**435.008**				**435.008**
1056	**60.064.061**							**60.064.061**
Total	**396.051.672**	**0**	**73.594.494**	**4.523.137**	**0**	**0**	**0**	**474.169.303**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26411 INSTITUTO FEDERAL DO SUDESTE DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**421.851.453**
	Atividade								**310.759.283**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.054.852**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								6.054.852
			F	3-ODC	1	90	0	1000	817.788
			F	3-ODC	1	90	8	1000	5.237.064
0032 **20TP**	**Ativos Civis da União**	12 363							**284.764.186**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								284.764.186
			F	1-PES	1	90	8	1000	284.764.186
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.392.045**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								19.392.045
			F	3-ODC	1	90	0	1000	81.780
			F	3-ODC	1	90	8	1000	19.310.265
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**180.000**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								180.000
	Agente público beneficiado (unidade): 12		F	3-ODC	2	90	8	1000	180.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**368.200**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								368.200
	Servidor capacitado (unidade): 86		F	3-ODC	2	90	8	1000	368.200
	Operação Especial								**111.092.170**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**60.064.061**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								60.064.061
			S	1-PES	1	90	0	1056	60.064.061
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**51.028.109**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								51.028.109
			F	1-PES	0	91	8	1000	51.028.109
0909	**Operações Especiais: Outros Encargos Especiais**								**214.430**
	Operação Especial								**214.430**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**195.316**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								195.316
			F	1-PES	1	90	0	1000	195.316
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**19.114**
0909 0536 **0031**	Benefícios de Legislação Especial - **No Estado de Minas Gerais**								19.114
			S	3-ODC	1	90	0	1000	19.114
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**58.441**
	Operação Especial								**58.441**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**58.441**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								58.441
			F	3-ODC	2	50	0	1000	58.441
5112	**Educação Profissional e Tecnológica que Transforma**								**52.044.979**
	Atividade								**52.044.979**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.238.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26411 INSTITUTO FEDERAL DO SUDESTE DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	20RG	**0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								4.238.129
			Projeto viabilizado (unidade): 32		F	3-ODC	6	90	8	1000	100.000
					F	3-ODC	6	99	8	1000	600.000
					F	4-INV	2	90	8	1000	1.668.129
					F	4-INV	6	90	8	1000	200.000
					F	4-INV	6	99	8	1000	1.670.000
5112	**20RL**		**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**33.609.691**
5112	20RL	**0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								33.609.691
			Estudante matriculado (unidade): 14.851		F	3-ODC	2	90	8	1000	28.498.631
					F	3-ODC	2	90	8	1050	3.652.252
					F	3-ODC	2	91	8	1000	23.800
					F	3-ODC	6	99	8	1000	450.000
					F	4-INV	2	90	8	1000	550.000
					F	4-INV	2	90	8	1051	435.008
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**3.355.916**
5112	21B3	**0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								3.355.916
			Projeto apoiado (unidade): 420		F	3-ODC	2	90	8	1000	3.355.916
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.328.305**
5112	21IH	**0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								2.328.305
			Estudante assistido (unidade): 355		F	3-ODC	2	90	0	1000	2.328.305
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.636.000**
5112	21IV	**0031**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Minas Gerais**								2.636.000
			Estudante assistido (unidade): 1.318		F	3-ODC	2	90	0	1000	2.636.000
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.876.938**
5112	2994	**0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								5.876.938
			Estudante assistido (unidade): 4.464		F	3-ODC	2	90	0	1000	5.506.938
					F	3-ODC	2	90	0	1050	370.000
Total											**474.169.303**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26412 INSTITUTO FEDERAL DO SUL DE MINAS GERAIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		361.516.783	384.807.847	384.363.311	469.992.613	468.056.526
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	299.684.735	308.023.999	308.023.999	388.173.896	388.173.896
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	4.091	4.104	4.104	5.231	5.231
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	70.740	86.855	86.855	91.180	91.180
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	61.757.218	76.692.889	76.248.353	81.722.306	79.786.219
Funcao						
09	PREVIDÊNCIA SOCIAL	46.998.852	46.488.142	46.488.142	58.786.464	58.786.464
12	EDUCAÇÃO	314.443.100	338.228.746	337.784.210	411.109.738	409.173.651
28	ENCARGOS ESPECIAIS	74.831	90.959	90.959	96.411	96.411
Subfuncao						
122	ADMINISTRAÇÃO GERAL	325.642	360.000	360.000	435.000	435.000
128	FORMAÇÃO DE RECURSOS HUMANOS	169.098	247.761	247.761	790.043	790.043
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	46.998.852	46.488.142	46.488.142	58.786.464	58.786.464
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	20.159.881	22.064.063	22.064.063	23.222.359	23.222.359
363	ENSINO PROFISSIONAL	259.624.112	278.349.791	277.905.255	343.101.728	341.165.641
846	OUTROS ENCARGOS ESPECIAIS	34.239.198	37.298.090	37.298.090	43.657.019	43.657.019
GND						
1	PESSOAL E ENCARGOS SOCIAIS	279.034.204	285.356.279	285.356.279	363.731.725	363.731.725
3	OUTRAS DESPESAS CORRENTES	79.803.190	96.175.482	95.030.946	101.749.083	98.842.996
4	INVESTIMENTOS	2.679.390	3.276.086	3.976.086	4.511.805	5.481.805

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**304.945.261**		**96.699.129**	**1.020.000**				**402.664.390**
1050			**2.143.867**	**3.349.507**				**5.493.374**
1051				**1.112.298**				**1.112.298**
1056	**58.786.464**							**58.786.464**
Total	**363.731.725**	**0**	**98.842.996**	**5.481.805**	**0**	**0**	**0**	**468.056.526**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26412 INSTITUTO FEDERAL DO SUL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**388.173.896**
	Atividade								**285.826.824**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.512.612**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								4.512.612
			F	3-ODC	1	90	0	1000	899.556
			F	3-ODC	1	90	8	1000	3.613.056
0032 **20TP**	**Ativos Civis da União**	12 363							**261.379.422**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								261.379.422
			F	1-PES	1	90	8	1000	261.379.422
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**18.709.747**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								18.709.747
			F	3-ODC	1	90	0	1000	58.560
			F	3-ODC	1	90	8	1000	18.651.187
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**435.000**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								435.000
	Agente público beneficiado (unidade): 14		F	3-ODC	2	90	8	1000	435.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**790.043**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								790.043
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	8	1000	790.043
	Operação Especial								**102.347.072**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**58.786.464**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								58.786.464
			S	1-PES	1	90	0	1056	58.786.464
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**43.560.608**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								43.560.608
			F	1-PES	0	91	8	1000	43.560.608
0909	**Operações Especiais: Outros Encargos Especiais**								**5.231**
	Operação Especial								**5.231**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**5.231**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								5.231
			F	1-PES	1	90	0	1000	5.231
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**91.180**
	Operação Especial								**91.180**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**91.180**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								91.180
			F	3-ODC	2	50	0	1000	91.180
5112	**Educação Profissional e Tecnológica que Transforma**								**79.786.219**
	Atividade								**79.786.219**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.050.000**
5112 20RG **0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								450.000
	Projeto viabilizado (unidade): 9		F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	90	8	1000	400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26412 INSTITUTO FEDERAL DO SUL DE MINAS GERAIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **2947**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Poços de Caldas - MG**								600.000
	Projeto viabilizado (unidade): 2		F	3-ODC	6	90	8	1000	30.000
			F	4-INV	6	90	8	1000	570.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**60.404.756**
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								59.904.756
	Estudante matriculado (unidade): 40.001		F	3-ODC	2	90	8	1000	50.433.027
			F	3-ODC	2	90	8	1050	2.143.867
			F	3-ODC	2	91	8	1000	866.057
			F	3-ODC	6	90	8	1000	2.000.000
			F	4-INV	2	90	8	1050	3.349.507
			F	4-INV	2	90	8	1051	1.112.298
5112 20RL **2690**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Inconfidentes - MG**								500.000
	Estudante matriculado (unidade): 30		F	3-ODC	6	90	8	1000	500.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**3.830.978**
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								3.830.978
	Projeto apoiado (unidade): 130		F	3-ODC	2	90	8	1000	3.830.978
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.322.652**
5112 21IH **0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								2.322.652
	Estudante assistido (unidade): 400		F	3-ODC	2	90	0	1000	2.322.652
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.942.161**
5112 21IV **0031**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Minas Gerais**								3.942.161
	Estudante assistido (unidade): 1.970		F	3-ODC	2	90	0	1000	3.942.161
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.235.672**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								8.235.672
	Estudante assistido (unidade): 12.000		F	3-ODC	2	90	0	1000	8.235.672
Total									**468.056.526**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26413 INSTITUTO FEDERAL DO TRIÂNGULO MINEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		318.290.969	329.038.126	327.401.027	391.425.980	390.410.261
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	277.528.633	288.533.510	288.533.510	350.675.390	350.675.390
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	64.067	69.705	69.705	75.030	75.030
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	40.698.270	40.421.911	38.784.812	40.660.909	39.645.190
Funcao						
09	PREVIDÊNCIA SOCIAL	35.141.052	35.485.540	35.485.540	44.158.812	44.158.812
12	EDUCAÇÃO	283.085.850	293.469.881	291.832.782	347.177.487	346.161.768
28	ENCARGOS ESPECIAIS	64.067	82.705	82.705	89.681	89.681
Subfuncao						
122	ADMINISTRAÇÃO GERAL	112.225	140.000	140.000	148.666	148.666
128	FORMAÇÃO DE RECURSOS HUMANOS	471.489	647.192	647.192	629.508	629.508
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	35.141.052	35.485.540	35.485.540	44.158.812	44.158.812
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.996.858	18.538.179	18.538.179	20.427.527	20.427.527
363	ENSINO PROFISSIONAL	227.485.868	237.583.401	235.946.302	280.624.725	279.609.006
846	OUTROS ENCARGOS ESPECIAIS	37.083.477	36.643.814	36.643.814	45.436.742	45.436.742
GND						
1	PESSOAL E ENCARGOS SOCIAIS	258.948.060	269.221.139	269.221.139	329.484.340	329.484.340
3	OUTRAS DESPESAS CORRENTES	54.398.145	59.073.143	57.186.044	61.370.976	59.255.257
4	INVESTIMENTOS	4.944.763	743.844	993.844	570.664	1.670.664

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**285.325.528**		**57.707.111**	**1.664.252**				**344.696.891**
1050			**1.548.146**	**6.412**				**1.554.558**
1056	**44.158.812**							**44.158.812**
Total	**329.484.340**	**0**	**59.255.257**	**1.670.664**	**0**	**0**	**0**	**390.410.261**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26413 INSTITUTO FEDERAL DO TRIÂNGULO MINEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**350.675.390**
	Atividade								**261.169.517**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.124.304**
0032 2004 **0031**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								4.124.304
			F	3-ODC	1	90	0	1000	558.156
			F	3-ODC	1	90	8	1000	3.566.148
0032 **20TP**	**Ativos Civis da União**	12 363							**239.963.816**
0032 20TP **0031**	Ativos Civis da União - **No Estado de Minas Gerais**								239.963.816
			F	1-PES	1	90	8	1000	239.963.816
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**16.303.223**
0032 212B **0031**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Minas Gerais**								16.303.223
			F	3-ODC	1	90	0	1000	60.000
			F	3-ODC	1	90	8	1000	16.243.223
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**148.666**
0032 216H **0031**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Minas Gerais**								148.666
	Agente público beneficiado (unidade): 7		F	3-ODC	2	90	8	1000	148.666
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**629.508**
0032 4572 **0031**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Minas Gerais**								629.508
	Servidor capacitado (unidade): 570		F	3-ODC	2	90	8	1000	601.529
			F	3-ODC	2	91	8	1000	27.979
	Operação Especial								**89.505.873**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**44.158.812**
0032 0181 **0031**	Aposentadorias e Pensões Civis da União - **No Estado de Minas Gerais**								44.158.812
			S	1-PES	1	90	0	1056	44.158.812
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**45.347.061**
0032 09HB **0031**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Minas Gerais**								45.347.061
			F	1-PES	0	91	8	1000	45.347.061
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0031**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Minas Gerais**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**75.030**
	Operação Especial								**75.030**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**75.030**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								75.030
			F	3-ODC	2	50	0	1000	75.030
5112	**Educação Profissional e Tecnológica que Transforma**								**39.645.190**
	Atividade								**39.645.190**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**950.000**
5112 20RG **0031**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								950.000
	Projeto viabilizado (unidade): 190		F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	90	8	1000	600.000
			F	4-INV	6	99	8	1000	300.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**29.408.495**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26413 INSTITUTO FEDERAL DO TRIÂNGULO MINEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0031**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								29.208.495
	Estudante matriculado (unidade): 11.907		F	3-ODC	2	90	8	1000	26.677.557
			F	3-ODC	2	90	8	1050	1.548.146
			F	3-ODC	2	91	8	1000	108.546
			F	3-ODC	6	90	8	1000	700.000
			F	4-INV	2	90	8	1000	167.834
			F	4-INV	2	90	8	1050	6.412
5112 20RL **3165**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Uberaba - MG**								200.000
	Estudante matriculado (unidade): 12		F	4-INV	6	90	8	1000	200.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**6.567.799**
5112 21B3 **0031**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Minas Gerais**								6.567.799
	Projeto apoiado (unidade): 116		F	3-ODC	2	90	8	1000	6.221.381
			F	4-INV	2	90	8	1000	346.418
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.459.561**
5112 21IH **0031**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Minas Gerais**								1.459.561
	Estudante assistido (unidade): 9		F	3-ODC	2	90	0	1000	1.459.561
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**407.667**
5112 21IV **0031**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Minas Gerais**								407.667
	Estudante assistido (unidade): 204		F	3-ODC	2	90	0	1000	407.667
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**851.668**
5112 2994 **0031**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Minas Gerais**								851.668
	Estudante assistido (unidade): 6.172		F	3-ODC	2	90	0	1000	851.668
Total									**390.410.261**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26414 INSTITUTO FEDERAL DO MATO GROSSO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		618.409.027	601.577.809	676.767.097	732.392.912	725.530.505
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	501.976.630	508.572.111	508.515.627	634.684.158	634.566.940
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	122.078	111.196	111.196	128.000	128.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	116.310.320	92.881.502	168.127.274	97.566.103	90.820.914
Funcao						
09	PREVIDÊNCIA SOCIAL	76.175.670	75.481.397	75.481.397	97.341.603	97.341.603
12	EDUCAÇÃO	542.111.279	525.972.216	601.161.504	634.908.658	628.046.251
28	ENCARGOS ESPECIAIS	122.078	124.196	124.196	142.651	142.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	128.816	130.000	130.000	170.000	170.000
128	FORMAÇÃO DE RECURSOS HUMANOS	1.080.436	1.145.000	1.088.516	1.600.000	1.482.782
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	76.175.670	75.481.397	75.481.397	97.341.603	97.341.603
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	31.801.700	35.502.271	35.502.271	36.603.831	36.603.831
363	ENSINO PROFISSIONAL	446.794.866	426.868.551	502.114.323	524.537.392	517.792.203
846	OUTROS ENCARGOS ESPECIAIS	62.427.539	62.450.590	62.450.590	72.140.086	72.140.086
GND						
1	PESSOAL E ENCARGOS SOCIAIS	468.965.677	471.807.840	471.807.840	596.324.978	596.324.978
3	OUTRAS DESPESAS CORRENTES	122.265.440	126.474.762	147.162.295	132.424.978	125.669.532
4	INVESTIMENTOS	27.177.910	3.295.207	57.796.962	3.642.956	3.535.995

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**498.983.375**		**122.659.682**	**2.103.039**				**623.746.096**
1050			**3.009.850**	**835.956**				**3.845.806**
1051				**597.000**				**597.000**
1056	**97.341.603**							**97.341.603**
Total	**596.324.978**	**0**	**125.669.532**	**3.535.995**	**0**	**0**	**0**	**725.530.505**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26414 INSTITUTO FEDERAL DO MATO GROSSO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**634.566.940**
	Atividade								**465.227.902**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.810.605**
0032 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								5.810.605
			F	3-ODC	1	90	0	1000	838.224
			F	3-ODC	1	90	8	1000	4.972.381
0032 **20TP**	**Ativos Civis da União**	12 363							**426.971.289**
0032 20TP **0051**	Ativos Civis da União - **No Estado de Mato Grosso**								426.971.289
			F	1-PES	1	90	8	1000	426.971.289
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**30.793.226**
0032 212B **0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								30.793.226
			F	3-ODC	1	90	0	1000	92.004
			F	3-ODC	1	90	8	1000	30.701.222
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**170.000**
0032 216H **0051**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso**								170.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	8	1000	170.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.482.782**
0032 4572 **0051**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Mato Grosso**								1.482.782
	Servidor capacitado (unidade): 747		F	3-ODC	2	90	8	1000	1.482.782
	Operação Especial								**169.339.038**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**97.341.603**
0032 0181 **0051**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso**								97.341.603
			S	1-PES	1	90	0	1056	97.341.603
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**71.997.435**
0032 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso**								71.997.435
			F	1-PES	0	91	8	1000	71.997.435
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0051**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**128.000**
	Operação Especial								**128.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**128.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								128.000
			F	3-ODC	2	50	0	1000	128.000
5112	**Educação Profissional e Tecnológica que Transforma**								**90.820.914**
	Atividade								**90.820.914**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.281.045**
5112 20RG **0051**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Mato Grosso**								1.281.045
	Projeto viabilizado (unidade): 9		F	4-INV	2	90	8	1000	100.000
			F	4-INV	2	90	8	1050	692.149
			F	4-INV	2	90	8	1051	488.896
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**65.505.611**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26414 INSTITUTO FEDERAL DO MATO GROSSO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0051**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Mato Grosso**								65.505.611
	Estudante matriculado (unidade): 20.863		F	3-ODC	2	90	8	1000	60.586.851
			F	3-ODC	2	90	8	1050	2.969.850
			F	3-ODC	2	91	8	1000	303.960
			F	3-ODC	2	91	8	1050	40.000
			F	4-INV	2	90	8	1000	1.353.039
			F	4-INV	2	90	8	1050	143.807
			F	4-INV	2	90	8	1051	108.104
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.446.150**
5112 21B3 **0051**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Mato Grosso**								2.446.150
	Projeto apoiado (unidade): 110		F	3-ODC	2	90	8	1000	1.946.150
			F	4-INV	2	90	8	1000	500.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.058.039**
5112 21IH **0051**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Mato Grosso**								2.058.039
	Estudante assistido (unidade): 30		F	3-ODC	2	90	0	1000	2.008.039
			F	4-INV	2	90	0	1000	50.000
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**6.289.826**
5112 21IV **0051**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Mato Grosso**								6.289.826
	Estudante assistido (unidade): 3.145		F	3-ODC	2	90	0	1000	6.289.826
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**13.240.243**
5112 2994 **0051**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Mato Grosso**								13.240.243
	Estudante assistido (unidade): 20.863		F	3-ODC	2	90	0	1000	13.140.243
			F	4-INV	2	90	0	1000	100.000
Total									**725.530.505**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26415 INSTITUTO FEDERAL DO MATO GROSSO DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		288.911.984	286.427.390	290.368.962	346.587.342	348.277.310
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	236.835.776	242.710.598	242.710.598	297.066.194	297.066.194
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	61.804	57.760	57.760	65.871	65.871
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	52.014.404	43.646.032	47.587.604	49.440.626	51.130.594
Funcao						
09	PREVIDÊNCIA SOCIAL	2.870.302	2.839.423	2.839.423	3.478.368	3.478.368
12	EDUCAÇÃO	285.979.878	283.517.207	287.458.779	343.028.452	344.718.420
28	ENCARGOS ESPECIAIS	61.804	70.760	70.760	80.522	80.522
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	420.000	480.000	480.000	550.000	550.000
131	COMUNICAÇÃO SOCIAL	0	125.334	125.334	200.000	200.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.870.302	2.839.423	2.839.423	3.478.368	3.478.368
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.766.378	19.942.938	19.942.938	19.697.984	19.697.984
363	ENSINO PROFISSIONAL	236.071.304	231.229.006	235.170.578	285.501.260	287.191.228
846	OUTROS ENCARGOS ESPECIAIS	31.784.001	31.810.689	31.810.689	37.159.730	37.159.730
GND						
1	PESSOAL E ENCARGOS SOCIAIS	218.649.399	222.175.326	222.175.326	276.632.861	276.632.861
3	OUTRAS DESPESAS CORRENTES	60.113.975	60.531.819	62.656.917	65.799.181	67.593.574
4	INVESTIMENTOS	10.148.610	3.720.245	5.536.719	4.155.300	4.050.875

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**273.154.493**		**67.524.269**	**4.050.875**				**344.729.637**
1050			**69.305**					**69.305**
1056	**3.478.368**							**3.478.368**
Total	**276.632.861**	**0**	**67.593.574**	**4.050.875**	**0**	**0**	**0**	**348.277.310**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26415 INSTITUTO FEDERAL DO MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**297.066.194**
	Atividade								**256.508.618**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.669.304**
0032 2004 **0054**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								2.669.304
			F	3-ODC	1	90	0	1000	40.884
			F	3-ODC	1	90	8	1000	2.628.420
0032 **20TP**	**Ativos Civis da União**	12 363							**236.060.634**
0032 20TP **0054**	Ativos Civis da União - **No Estado de Mato Grosso do Sul**								236.060.634
			F	1-PES	1	90	8	1000	236.060.634
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**17.028.680**
0032 212B **0054**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso do Sul**								17.028.680
			F	3-ODC	1	90	0	1000	71.556
			F	3-ODC	1	90	8	1000	16.957.124
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**550.000**
0032 4572 **0054**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Mato Grosso do Sul**								550.000
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	8	1000	550.000
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**200.000**
0032 4641 **0054**	Publicidade de Utilidade Pública - **No Estado de Mato Grosso do Sul**								200.000
			F	3-ODC	2	90	8	1000	200.000
	Operação Especial								**40.557.576**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**3.478.368**
0032 0181 **0054**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso do Sul**								3.478.368
			S	1-PES	1	90	0	1056	3.478.368
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**37.079.208**
0032 09HB **0054**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso do Sul**								37.079.208
			F	1-PES	0	91	8	1000	37.079.208
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0054**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**65.871**
	Operação Especial								**65.871**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**65.871**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								65.871
			F	3-ODC	2	50	0	1000	65.871
5112	**Educação Profissional e Tecnológica que Transforma**								**51.130.594**
	Atividade								**51.130.594**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.650.875**
5112 20RG **0054**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Mato Grosso do Sul**								5.650.875
	Projeto viabilizado (unidade): 16		F	3-ODC	6	90	8	1000	600.000
			F	3-ODC	6	99	8	1000	1.000.000
			F	4-INV	2	90	8	1000	3.850.875
			F	4-INV	6	90	8	1000	200.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**35.899.236**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26415 INSTITUTO FEDERAL DO MATO GROSSO DO SUL

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	20RL	**0054**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Mato Grosso do Sul**								35.899.236
			Estudante matriculado (unidade): 14.021		F	3-ODC	2	90	8	1000	32.234.238
					F	3-ODC	2	90	8	1050	69.305
					F	3-ODC	2	91	8	1000	95.693
					F	3-ODC	6	90	8	1000	3.500.000
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.579.491**
5112	21B3	**0054**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Mato Grosso do Sul**								1.579.491
			Projeto apoiado (unidade): 150		F	3-ODC	2	90	8	1000	1.579.491
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.853.476**
5112	21IH	**0054**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Mato Grosso do Sul**								1.853.476
			Estudante assistido (unidade): 80		F	3-ODC	2	90	0	1000	1.853.476
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**1.990.050**
5112	21IV	**0054**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Mato Grosso do Sul**								1.990.050
			Estudante assistido (unidade): 995		F	3-ODC	2	90	0	1000	1.990.050
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.157.466**
5112	2994	**0054**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Mato Grosso do Sul**								4.157.466
			Estudante assistido (unidade): 5.000		F	3-ODC	2	90	0	1000	4.157.466
Total											**348.277.310**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26416 INSTITUTO FEDERAL DO PARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		653.286.548	662.255.769	674.028.761	795.691.290	795.855.640
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	573.612.238	583.974.344	583.974.344	701.979.069	701.979.069
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	97.631	87.425	87.425	90.000	90.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	79.576.678	78.181.000	89.953.992	93.607.570	93.771.920
Funcao						
09	PREVIDÊNCIA SOCIAL	71.201.681	70.743.952	70.743.952	86.883.326	86.883.326
12	EDUCAÇÃO	581.987.236	591.411.392	603.184.384	708.703.313	708.867.663
28	ENCARGOS ESPECIAIS	97.631	100.425	100.425	104.651	104.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	149.048	900.000	900.000	900.000	900.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	71.201.681	70.743.952	70.743.952	86.883.326	86.883.326
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	37.808.666	41.486.900	41.486.900	42.039.589	42.039.589
363	ENSINO PROFISSIONAL	471.028.888	476.664.919	488.437.911	581.894.129	582.058.479
846	OUTROS ENCARGOS ESPECIAIS	73.098.264	72.459.998	72.459.998	83.952.646	83.952.646
GND						
1	PESSOAL E ENCARGOS SOCIAIS	535.654.524	541.600.444	541.600.444	659.032.531	659.032.531
3	OUTRAS DESPESAS CORRENTES	112.800.071	117.955.325	116.298.431	133.158.759	127.890.895
4	INVESTIMENTOS	4.831.953	2.700.000	16.129.886	3.500.000	8.932.214

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**572.149.205**		**126.849.750**	**8.432.214**				**707.431.169**
1050			**1.041.145**	**500.000**				**1.541.145**
1056	**86.883.326**							**86.883.326**
Total	**659.032.531**	**0**	**127.890.895**	**8.932.214**	**0**	**0**	**0**	**795.855.640**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26416 INSTITUTO FEDERAL DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**701.979.069**
	Atividade								**531.247.748**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.753.136**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								5.753.136
			F	3-ODC	1	90	0	1000	879.120
			F	3-ODC	1	90	8	1000	4.874.016
0032 **20TP**	**Ativos Civis da União**	12 363							**488.286.559**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								488.286.559
			F	1-PES	1	90	8	1000	488.286.559
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**36.286.453**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								36.286.453
			F	3-ODC	1	90	0	1000	92.004
			F	3-ODC	1	90	8	1000	36.194.449
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0015**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Pará** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**900.000**
0032 4572 **0015**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Pará** Servidor capacitado (unidade): 250								900.000
			F	3-ODC	2	90	8	1000	900.000
	Operação Especial								**170.731.321**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**86.883.326**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								86.883.326
			S	1-PES	1	90	0	1056	86.883.326
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**83.847.995**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								83.847.995
			F	1-PES	0	91	8	1000	83.847.995
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**90.000**
	Operação Especial								**90.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**90.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								90.000
			F	3-ODC	2	50	0	1000	90.000
5112	**Educação Profissional e Tecnológica que Transforma**								**93.771.920**
	Atividade								**93.771.920**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**9.682.214**
5112 20RG **0015**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Pará** Projeto viabilizado (unidade): 30								9.682.214
			F	3-ODC	7	90	8	1000	1.250.000
			F	4-INV	2	90	8	1000	2.780.214
			F	4-INV	7	90	8	1000	5.652.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**64.871.371**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26416 INSTITUTO FEDERAL DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0015**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Pará** Estudante matriculado (unidade): 20.000								64.871.371
			F	3-ODC	2	90	8	1000	63.230.226
			F	3-ODC	2	90	8	1050	1.041.145
			F	3-ODC	2	91	8	1000	100.000
			F	4-INV	2	90	8	1050	500.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**3.243.584**
5112 21IH **0015**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Pará** Estudante assistido (unidade): 350								3.243.584
			F	3-ODC	2	90	0	1000	3.243.584
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**5.171.284**
5112 21IV **0015**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Pará** Estudante assistido (unidade): 2.585								5.171.284
			F	3-ODC	2	90	0	1000	5.171.284
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**10.803.467**
5112 2994 **0015**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Pará** Estudante assistido (unidade): 12.400								10.803.467
			F	3-ODC	2	90	0	1000	10.803.467
Total									**795.855.640**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26417 INSTITUTO FEDERAL DA PARAÍBA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		758.795.599	770.552.056	808.342.755	935.831.084	963.323.177
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	660.783.458	672.338.237	672.272.801	839.723.583	839.617.680
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	5.648	18.846	18.846	20.577	20.577
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	94.314	112.477	112.477	119.256	119.256
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	97.912.179	98.082.496	135.938.631	95.967.668	123.565.664
Funcao						
09	PREVIDÊNCIA SOCIAL	100.542.475	101.511.779	101.511.779	124.895.528	124.895.528
12	EDUCAÇÃO	658.153.162	668.908.954	706.699.653	810.795.723	838.287.816
28	ENCARGOS ESPECIAIS	99.962	131.323	131.323	139.833	139.833
Subfuncao						
122	ADMINISTRAÇÃO GERAL	141.955	163.927	163.927	130.000	130.000
128	FORMAÇÃO DE RECURSOS HUMANOS	837.152	1.326.469	1.261.033	1.445.540	1.339.637
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	100.542.475	101.511.779	101.511.779	124.895.528	124.895.528
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	39.003.994	44.379.641	44.379.641	43.848.748	43.848.748
363	ENSINO PROFISSIONAL	534.016.468	537.792.262	575.648.397	661.577.092	689.175.088
846	OUTROS ENCARGOS ESPECIAIS	84.253.555	85.377.978	85.377.978	103.934.176	103.934.176
GND						
1	PESSOAL E ENCARGOS SOCIAIS	620.800.357	626.481.200	626.481.200	794.313.946	794.313.946
3	OUTRAS DESPESAS CORRENTES	121.329.657	140.908.856	137.740.945	138.163.928	132.292.855
4	INVESTIMENTOS	16.665.585	3.162.000	44.120.610	3.353.210	36.716.376

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**669.418.418**		**132.023.162**	**36.716.376**				**838.157.956**
1050			**269.693**					**269.693**
1056	**124.895.528**							**124.895.528**
Total	**794.313.946**	**0**	**132.292.855**	**36.716.376**	**0**	**0**	**0**	**963.323.177**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26417 INSTITUTO FEDERAL DA PARAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**839.617.680**
	Atividade								**610.927.809**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.384.328**
0032 2004 **0025**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								8.384.328
			F	3-ODC	1	90	0	1000	1.140.012
			F	3-ODC	1	90	8	1000	7.244.316
0032 **20TP**	**Ativos Civis da União**	12 363							**565.609.424**
0032 20TP **0025**	Ativos Civis da União - **No Estado da Paraíba**								565.609.424
			F	1-PES	1	90	8	1000	565.609.424
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**35.464.420**
0032 212B **0025**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Paraíba**								35.464.420
			F	3-ODC	1	90	0	1000	143.064
			F	3-ODC	1	90	8	1000	35.321.356
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**130.000**
0032 216H **0025**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Paraíba**								130.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	8	1000	130.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.339.637**
0032 4572 **0025**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Paraíba**								1.339.637
	Servidor capacitado (unidade): 640		F	3-ODC	2	90	8	1000	1.339.637
	Operação Especial								**228.689.871**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**124.895.528**
0032 0181 **0025**	Aposentadorias e Pensões Civis da União - **No Estado da Paraíba**								124.895.528
			S	1-PES	1	90	0	1056	124.895.528
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**103.794.343**
0032 09HB **0025**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Paraíba**								103.794.343
			F	1-PES	0	91	8	1000	103.794.343
0909	**Operações Especiais: Outros Encargos Especiais**								**20.577**
	Operação Especial								**20.577**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0025**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Paraíba**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**5.926**
0909 0536 **0025**	Benefícios de Legislação Especial - **No Estado da Paraíba**								5.926
			S	3-ODC	1	90	0	1000	5.926
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**119.256**
	Operação Especial								**119.256**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**109.256**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								109.256
			F	3-ODC	2	50	0	1000	109.256
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**10.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								10.000
			F	3-ODC	2	80	0	1000	10.000
5112	**Educação Profissional e Tecnológica que Transforma**								**123.565.664**
	Atividade								**123.565.664**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**36.595.864**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26417 INSTITUTO FEDERAL DA PARAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0025**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba** Projeto viabilizado (unidade): 124								36.595.864
			F	4-INV	2	90	8	1000	17.995.864
			F	4-INV	7	90	8	1000	18.600.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**60.724.039**
5112 20RL **0025**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba** Estudante matriculado (unidade): 33.904								60.724.039
			F	3-ODC	2	90	8	1000	59.451.650
			F	3-ODC	2	90	8	1050	269.693
			F	3-ODC	2	91	8	1000	2.696
			F	3-ODC	6	90	8	1000	1.000.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**3.487.788**
5112 21B3 **0025**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado da Paraíba** Projeto apoiado (unidade): 900								3.487.788
			F	3-ODC	2	90	8	1000	3.367.276
			F	4-INV	2	90	8	1000	120.512
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**5.287.191**
5112 21IH **0025**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado da Paraíba** Estudante assistido (unidade): 100								5.287.191
			F	3-ODC	2	90	0	1000	5.287.191
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**5.655.573**
5112 21IV **0025**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado da Paraíba** Estudante assistido (unidade): 2.829								5.655.573
			F	3-ODC	2	90	0	1000	5.655.573
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**11.815.209**
5112 2994 **0025**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Paraíba** Estudante assistido (unidade): 12.428								11.815.209
			F	3-ODC	2	90	0	1000	11.815.209
Total									**963.323.177**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26418 INSTITUTO FEDERAL DE PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		714.440.794	724.737.987	725.911.274	866.695.877	866.104.969
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	631.909.303	641.868.217	641.868.217	784.680.626	784.680.626
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	113.412	100.713	100.713	91.612	91.612
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	82.418.079	82.756.057	83.929.344	81.908.988	81.318.080
Funcao						
09	PREVIDÊNCIA SOCIAL	137.721.583	136.825.931	136.825.931	171.244.329	171.244.329
12	EDUCAÇÃO	576.605.798	587.798.343	588.971.630	695.345.285	694.754.377
28	ENCARGOS ESPECIAIS	113.412	113.713	113.713	106.263	106.263
Subfuncao						
122	ADMINISTRAÇÃO GERAL	62.291	77.160	77.160	70.000	70.000
128	FORMAÇÃO DE RECURSOS HUMANOS	855.681	900.000	900.000	900.000	900.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	137.721.583	136.825.931	136.825.931	171.244.329	171.244.329
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	38.292.952	41.861.034	41.861.034	43.959.775	43.959.775
363	ENSINO PROFISSIONAL	462.923.253	470.116.939	471.290.226	565.188.298	564.597.390
846	OUTROS ENCARGOS ESPECIAIS	74.585.034	74.956.923	74.956.923	85.333.475	85.333.475
GND						
1	PESSOAL E ENCARGOS SOCIAIS	592.698.379	599.043.023	599.043.023	739.765.502	739.765.502
3	OUTRAS DESPESAS CORRENTES	118.824.593	125.462.009	121.795.296	126.681.688	121.290.780
4	INVESTIMENTOS	2.917.822	232.955	5.072.955	248.687	5.048.687

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**568.521.173**		**120.140.507**	**5.048.687**				**693.710.367**
1050			**1.150.273**					**1.150.273**
1056	**171.244.329**							**171.244.329**
Total	**739.765.502**	**0**	**121.290.780**	**5.048.687**	**0**	**0**	**0**	**866.104.969**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26418 INSTITUTO FEDERAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**784.680.626**
	Atividade								**528.209.085**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**9.603.072**
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								9.603.072
			F	3-ODC	1	90	0	1000	1.748.004
			F	3-ODC	1	90	8	1000	7.855.068
0032 **20TP**	**Ativos Civis da União**	12 363							**483.279.310**
0032 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								483.279.310
			F	1-PES	1	90	8	1000	483.279.310
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**34.356.703**
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								34.356.703
			F	3-ODC	1	90	0	1000	128.640
			F	3-ODC	1	90	8	1000	34.228.063
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**70.000**
0032 216H **0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Pernambuco**								70.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	70.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**900.000**
0032 4572 **0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Pernambuco**								900.000
	Servidor capacitado (unidade): 550		F	3-ODC	2	90	8	1000	899.853
			F	3-ODC	2	91	8	1000	147
	Operação Especial								**256.471.541**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**171.244.329**
0032 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								171.244.329
			S	1-PES	1	90	0	1056	171.244.329
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**85.227.212**
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								85.227.212
			F	1-PES	0	91	8	1000	85.227.212
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**91.612**
	Operação Especial								**91.612**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**91.612**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								91.612
			F	3-ODC	2	50	0	1000	91.612
5112	**Educação Profissional e Tecnológica que Transforma**								**81.318.080**
	Atividade								**81.318.080**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.320.000**
5112 20RG **0026**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								4.320.000
	Projeto viabilizado (unidade): 145		F	4-INV	2	90	8	1000	20.000
			F	4-INV	6	90	8	1000	3.700.000
			F	4-INV	6	99	8	1000	600.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**60.632.976**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26418 INSTITUTO FEDERAL DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0026**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								60.632.976
	Estudante matriculado (unidade): 32.616		F	3-ODC	2	90	8	1000	58.152.699
			F	3-ODC	2	90	8	1050	1.138.770
			F	3-ODC	2	91	8	1000	101.317
			F	3-ODC	2	91	8	1050	11.503
			F	3-ODC	6	90	8	1000	500.000
			F	4-INV	2	90	8	1000	228.687
			F	4-INV	6	90	8	1000	500.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.992.488**
5112 21IH **0026**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Pernambuco**								1.992.488
	Estudante assistido (unidade): 1		F	3-ODC	2	90	0	1000	1.992.488
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**4.652.647**
5112 21IV **0026**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Pernambuco**								4.652.647
	Estudante assistido (unidade): 2.326		F	3-ODC	2	90	0	1000	4.652.647
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**9.719.969**
5112 2994 **0026**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								9.719.969
	Estudante assistido (unidade): 9.961		F	3-ODC	2	90	0	1000	9.719.969
Total									**866.104.969**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26419 INSTITUTO FEDERAL DO RIO GRANDE DO SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		619.251.027	623.128.804	622.793.922	749.318.948	745.665.400
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	533.975.403	543.328.011	543.262.011	656.649.866	656.556.685
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	39.069	49.283	49.283	52.879	52.879
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	103.433	109.200	109.200	128.206	128.206
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	85.133.122	79.642.310	79.373.428	92.487.997	88.927.630
Funcao						
09	PREVIDÊNCIA SOCIAL	40.723.844	41.378.143	41.378.143	51.440.947	51.440.947
12	EDUCAÇÃO	578.384.682	581.592.178	581.257.296	697.696.916	694.043.368
28	ENCARGOS ESPECIAIS	142.501	158.483	158.483	181.085	181.085
Subfuncao						
122	ADMINISTRAÇÃO GERAL	274.113	260.000	260.000	280.000	280.000
128	FORMAÇÃO DE RECURSOS HUMANOS	875.456	1.342.900	1.276.900	1.276.900	1.183.719
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	40.723.844	41.378.143	41.378.143	51.440.947	51.440.947
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	38.093.281	41.170.793	41.170.793	41.662.904	41.662.904
363	ENSINO PROFISSIONAL	468.285.296	462.137.920	461.869.038	567.884.429	564.324.062
846	OUTROS ENCARGOS ESPECIAIS	70.999.038	76.839.048	76.839.048	86.773.768	86.773.768
GND						
1	PESSOAL E ENCARGOS SOCIAIS	494.732.553	500.567.318	500.567.318	613.444.713	613.444.713
3	OUTRAS DESPESAS CORRENTES	113.922.615	118.543.764	117.986.226	132.203.482	128.788.107
4	INVESTIMENTOS	10.595.859	4.017.722	4.240.378	3.670.753	3.432.580

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**562.003.766**		**126.344.578**	**3.352.580**				**691.700.924**
1050			**2.443.529**	**80.000**				**2.523.529**
1056	**51.440.947**							**51.440.947**
Total	**613.444.713**	**0**	**128.788.107**	**3.432.580**	**0**	**0**	**0**	**745.665.400**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26419 INSTITUTO FEDERAL DO RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**656.556.685**
	Atividade								**518.523.055**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.234.392**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								6.234.392
			F	3-ODC	1	90	0	1000	449.784
			F	3-ODC	1	90	8	1000	5.784.608
0032 **20TP**	**Ativos Civis da União**	12 363							**475.396.432**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								475.396.432
			F	1-PES	1	90	8	1000	475.396.432
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**35.428.512**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								35.428.512
			F	3-ODC	1	90	0	1000	45.660
			F	3-ODC	1	90	8	1000	35.382.852
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**280.000**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul** Agente público beneficiado (unidade): 11								280.000
			F	3-ODC	2	90	8	1000	280.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.183.719**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul** Servidor capacitado (unidade): 250								1.183.719
			F	3-ODC	2	90	8	1000	1.178.719
			F	3-ODC	2	91	8	1000	5.000
	Operação Especial								**138.033.630**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**51.440.947**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								51.440.947
			S	1-PES	1	90	0	1056	51.440.947
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**86.592.683**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								86.592.683
			F	1-PES	0	91	8	1000	86.592.683
0909	**Operações Especiais: Outros Encargos Especiais**								**52.879**
	Operação Especial								**52.879**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**38.228**
0909 0536 **0043**	Benefícios de Legislação Especial - **No Estado do Rio Grande do Sul**								38.228
			S	3-ODC	1	90	0	1000	38.228
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**128.206**
	Operação Especial								**128.206**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**128.206**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								128.206
			F	3-ODC	2	50	0	1000	128.206
5112	**Educação Profissional e Tecnológica que Transforma**								**88.927.630**
	Atividade								**88.927.630**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.312.811**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26419 INSTITUTO FEDERAL DO RIO GRANDE DO SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0043**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								3.312.811
	Projeto viabilizado (unidade): 19		F	3-ODC	6	90	8	1000	300.000
			F	4-INV	2	90	8	1000	3.012.811
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**65.571.983**
5112 20RL **0043**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								65.571.983
	Estudante matriculado (unidade): 24.357		F	3-ODC	2	90	8	1000	60.467.621
			F	3-ODC	2	90	8	1050	2.443.529
			F	3-ODC	2	91	8	1000	73.101
			F	3-ODC	6	90	8	1000	1.400.000
			F	3-ODC	6	99	8	1000	900.000
			F	4-INV	2	90	8	1000	207.732
			F	4-INV	2	90	8	1050	80.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**5.317.500**
5112 21B3 **0043**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio Grande do Sul**								5.317.500
	Projeto apoiado (unidade): 752		F	3-ODC	2	90	8	1000	4.780.463
			F	3-ODC	2	91	8	1000	5.000
			F	3-ODC	6	90	8	1000	400.000
			F	4-INV	2	90	8	1000	132.037
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.830.259**
5112 21IH **0043**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio Grande do Sul**								2.830.259
	Estudante assistido (unidade): 1		F	3-ODC	2	90	0	1000	2.830.259
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.850.628**
5112 21IV **0043**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio Grande do Sul**								3.850.628
	Estudante assistido (unidade): 1.925		F	3-ODC	2	90	0	1000	3.850.628
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.044.449**
5112 2994 **0043**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								8.044.449
	Estudante assistido (unidade): 23.855		F	3-ODC	2	90	0	1000	8.044.449
Total									**745.665.400**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26420 INSTITUTO FEDERAL FARROUPILHA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		408.501.443	417.187.595	415.854.433	491.419.740	489.710.201
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	346.958.904	357.554.210	357.554.210	431.253.601	431.253.601
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	71.640	71.640	70.200	70.200
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	61.542.540	59.548.745	58.215.583	60.081.288	58.371.749
Funcao						
09	PREVIDÊNCIA SOCIAL	24.439.765	24.528.245	24.528.245	31.561.257	31.561.257
12	EDUCAÇÃO	384.061.679	392.574.710	391.241.548	459.773.632	458.064.093
28	ENCARGOS ESPECIAIS	0	84.640	84.640	84.851	84.851
Subfuncao						
122	ADMINISTRAÇÃO GERAL	153.000	240.000	240.000	336.000	336.000
128	FORMAÇÃO DE RECURSOS HUMANOS	359.999	400.000	400.000	410.000	410.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	24.439.765	24.528.245	24.528.245	31.561.257	31.561.257
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	23.943.400	26.182.758	26.182.758	26.409.775	26.409.775
363	ENSINO PROFISSIONAL	311.347.566	315.809.917	314.476.755	374.162.159	372.452.620
846	OUTROS ENCARGOS ESPECIAIS	48.257.713	50.026.675	50.026.675	58.540.549	58.540.549
GND						
1	PESSOAL E ENCARGOS SOCIAIS	322.502.504	330.744.452	330.744.452	404.112.477	404.112.477
3	OUTRAS DESPESAS CORRENTES	83.209.053	84.113.143	82.779.981	84.214.773	82.105.234
4	INVESTIMENTOS	2.789.886	2.330.000	2.330.000	3.092.490	3.492.490

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**372.551.220**		**78.480.234**	**1.300.000**				**452.331.454**
1050			**2.500.000**	**2.192.490**				**4.692.490**
1056	**31.561.257**							**31.561.257**
1081			**1.125.000**					**1.125.000**
Total	**404.112.477**	**0**	**82.105.234**	**3.492.490**	**0**	**0**	**0**	**489.710.201**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26420 INSTITUTO FEDERAL FARROUPILHA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**431.253.601**
	Atividade								**341.236.646**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.940.522**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								3.940.522
			F	3-ODC	1	90	0	1000	270.888
			F	3-ODC	1	90	8	1000	3.669.634
0032 **20TP**	**Ativos Civis da União**	12 363							**314.080.871**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								314.080.871
			F	1-PES	1	90	8	1000	314.080.871
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**22.469.253**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								22.469.253
			F	3-ODC	1	90	0	1000	63.840
			F	3-ODC	1	90	8	1000	22.405.413
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**336.000**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul**								336.000
	Agente público beneficiado (unidade): 8		F	3-ODC	2	90	8	1000	336.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**410.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul**								410.000
	Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	410.000
	Operação Especial								**90.016.955**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**31.561.257**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								31.561.257
			S	1-PES	1	90	0	1056	31.561.257
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**58.455.698**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								58.455.698
			F	1-PES	0	91	8	1000	58.455.698
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**70.200**
	Operação Especial								**70.200**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**60.200**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								60.200
			F	3-ODC	2	50	0	1000	60.200
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**10.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								10.000
			F	3-ODC	2	80	0	1000	10.000
5112	**Educação Profissional e Tecnológica que Transforma**								**58.371.749**
	Atividade								**58.371.749**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**750.000**
5112 20RG **0043**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								750.000
	Projeto viabilizado (unidade): 6		F	3-ODC	6	90	8	1000	350.000
			F	4-INV	2	90	8	1000	400.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26420 INSTITUTO FEDERAL FARROUPILHA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**43.325.124**
5112 20RL **0043**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								43.325.124
	Estudante matriculado (unidade): 15.502		F	3-ODC	2	90	8	1000	35.157.634
			F	3-ODC	2	90	8	1050	2.500.000
			F	3-ODC	2	90	8	1081	1.125.000
			F	3-ODC	6	90	8	1000	1.450.000
			F	4-INV	2	90	8	1000	500.000
			F	4-INV	2	90	8	1050	2.192.490
			F	4-INV	6	90	8	1000	400.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.334.504**
5112 21B3 **0043**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio Grande do Sul**								1.334.504
	Projeto apoiado (unidade): 260		F	3-ODC	2	90	8	1000	1.334.504
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.112.087**
5112 21IH **0043**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio Grande do Sul**								1.112.087
	Estudante assistido (unidade): 250		F	3-ODC	2	90	0	1000	1.112.087
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.836.047**
5112 21IV **0043**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio Grande do Sul**								3.836.047
	Estudante assistido (unidade): 1.918		F	3-ODC	2	90	0	1000	3.836.047
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.013.987**
5112 2994 **0043**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								8.013.987
	Estudante assistido (unidade): 15.000		F	3-ODC	2	90	0	1000	8.013.987
Total									**489.710.201**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26421 INSTITUTO FEDERAL DE RONDÔNIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		363.198.004	301.233.171	404.965.222	363.359.758	459.031.178
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	252.295.676	252.626.665	252.531.361	310.388.166	310.255.090
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	3.250	3.250	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	56.676	56.866	56.866	64.373	64.373
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	110.845.652	48.546.390	152.373.745	52.892.568	148.697.064
Funcao						
09	PREVIDÊNCIA SOCIAL	8.012.215	1.952.780	1.952.780	14.651	14.651
12	EDUCAÇÃO	355.129.113	299.220.275	402.952.326	363.266.083	458.937.503
28	ENCARGOS ESPECIAIS	56.676	60.116	60.116	79.024	79.024
Subfuncao						
122	ADMINISTRAÇÃO GERAL	220.000	274.000	274.000	290.000	290.000
128	FORMAÇÃO DE RECURSOS HUMANOS	1.854.420	1.932.500	1.837.196	1.817.059	1.683.983
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	8.012.215	1.952.780	1.952.780	14.651	14.651
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	19.151.809	21.464.689	21.464.689	21.918.646	21.918.646
363	ENSINO PROFISSIONAL	301.076.064	242.775.540	346.602.895	299.947.557	395.752.053
846	OUTROS ENCARGOS ESPECIAIS	32.883.495	32.833.662	32.833.662	39.371.845	39.371.845
GND						
1	PESSOAL E ENCARGOS SOCIAIS	231.069.447	228.958.726	228.958.726	286.377.112	286.377.112
3	OUTRAS DESPESAS CORRENTES	97.269.870	71.974.445	108.336.713	76.482.646	121.202.879
4	INVESTIMENTOS	34.858.687	300.000	67.669.783	500.000	51.451.187

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**286.362.461**		**120.715.560**	**51.451.187**				**458.529.208**
1050			**487.319**					**487.319**
1056	**14.651**							**14.651**
Total	**286.377.112**	**0**	**121.202.879**	**51.451.187**	**0**	**0**	**0**	**459.031.178**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26421 INSTITUTO FEDERAL DE RONDÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**310.255.090**
	Atividade								**270.947.618**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.073.320**
0032 2004 **0011**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Rondônia**								3.073.320
			F	3-ODC	1	90	8	1000	3.073.320
0032 **20TP**	**Ativos Civis da União**	12 363							**247.054.989**
0032 20TP **0011**	Ativos Civis da União - **No Estado de Rondônia**								247.054.989
			F	1-PES	1	90	8	1000	247.054.989
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**18.845.326**
0032 212B **0011**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Rondônia**								18.845.326
			F	3-ODC	1	90	8	1000	18.845.326
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**290.000**
0032 216H **0011**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Rondônia**								290.000
	Agente público beneficiado (unidade): 8		F	3-ODC	2	90	8	1000	290.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.683.983**
0032 4572 **0011**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Rondônia**								1.683.983
	Servidor capacitado (unidade): 1.481		F	3-ODC	2	90	8	1000	1.683.383
			F	3-ODC	2	91	8	1000	600
	Operação Especial								**39.307.472**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**14.651**
0032 0181 **0011**	Aposentadorias e Pensões Civis da União - **No Estado de Rondônia**								14.651
			S	1-PES	1	90	0	1056	14.651
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**39.292.821**
0032 09HB **0011**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Rondônia**								39.292.821
			F	1-PES	0	91	8	1000	39.292.821
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0011**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Rondônia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**64.373**
	Operação Especial								**64.373**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**64.373**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								64.373
			F	3-ODC	2	50	0	1000	64.373
5112	**Educação Profissional e Tecnológica que Transforma**								**148.697.064**
	Atividade								**148.697.064**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**100.097.374**
5112 20RG **0011**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Rondônia**								100.097.374
	Projeto viabilizado (unidade): 2.202		F	3-ODC	6	99	8	1000	200.000
			F	3-ODC	7	90	8	1000	48.446.187
			F	4-INV	2	90	8	1000	500.000
			F	4-INV	6	99	8	1000	1.000.000
			F	4-INV	7	90	8	1000	49.951.187
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**35.475.404**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26421 INSTITUTO FEDERAL DE RONDÔNIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0011**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Rondônia** Estudante matriculado (unidade): 37.779								35.475.404
			F	3-ODC	2	90	8	1000	34.854.217
			F	3-ODC	2	90	8	1050	487.319
			F	3-ODC	2	91	8	1000	133.868
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.316.846**
5112 21B3 **0011**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Rondônia** Projeto apoiado (unidade): 10								2.316.846
			F	3-ODC	2	90	8	1000	2.316.846
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.853.476**
5112 21IH **0011**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Rondônia** Estudante assistido (unidade): 100								1.853.476
			F	3-ODC	2	90	0	1000	1.853.476
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.898.542**
5112 21IV **0011**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Rondônia** Estudante assistido (unidade): 1.449								2.898.542
			F	3-ODC	2	90	0	1000	2.898.542
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.055.422**
5112 2994 **0011**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Rondônia** Estudante assistido (unidade): 37.779								6.055.422
			F	3-ODC	2	90	0	1000	6.055.422
Total									**459.031.178**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26422 INSTITUTO FEDERAL CATARINENSE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		497.236.859	504.326.579	504.028.895	605.463.439	600.794.453
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	424.742.635	432.394.704	432.394.704	533.410.010	533.410.010
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	96.326	124.965	124.965	121.871	121.871
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	72.397.898	71.793.910	71.496.226	71.916.907	67.247.921
Funcao						
09	PREVIDÊNCIA SOCIAL	36.244.129	35.758.074	35.758.074	45.860.588	45.860.588
12	EDUCAÇÃO	460.896.403	468.430.540	468.132.856	559.466.329	554.797.343
28	ENCARGOS ESPECIAIS	96.326	137.965	137.965	136.522	136.522
Subfuncao						
122	ADMINISTRAÇÃO GERAL	255.000	264.000	264.000	285.000	285.000
128	FORMAÇÃO DE RECURSOS HUMANOS	536.238	536.238	536.238	536.238	536.238
131	COMUNICAÇÃO SOCIAL	160.000	160.000	160.000	160.000	160.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	36.244.129	35.758.074	35.758.074	45.860.588	45.860.588
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	30.104.574	32.872.944	32.872.944	34.021.421	34.021.421
363	ENSINO PROFISSIONAL	373.131.003	377.776.802	377.479.118	459.207.773	454.538.787
846	OUTROS ENCARGOS ESPECIAIS	56.805.915	56.958.521	56.958.521	65.392.419	65.392.419
GND						
1	PESSOAL E ENCARGOS SOCIAIS	393.686.824	398.574.522	398.574.522	498.422.002	498.422.002
3	OUTRAS DESPESAS CORRENTES	100.666.425	104.565.383	101.153.699	106.041.437	100.972.451
4	INVESTIMENTOS	2.883.610	1.186.674	4.300.674	1.000.000	1.400.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**452.561.414**		**99.345.366**	**1.400.000**				**553.306.780**
1050			**1.627.085**					**1.627.085**
1056	**45.860.588**							**45.860.588**
Total	**498.422.002**	**0**	**100.972.451**	**1.400.000**	**0**	**0**	**0**	**600.794.453**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26422 INSTITUTO FEDERAL CATARINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**533.410.010**
	Atividade								**422.293.525**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.232.867**
0032 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								5.232.867
			F	3-ODC	1	90	0	1000	613.332
			F	3-ODC	1	90	8	1000	4.619.535
0032 **20TP**	**Ativos Civis da União**	12 363							**387.290.866**
0032 20TP **0042**	Ativos Civis da União - **No Estado de Santa Catarina**								387.290.866
			F	1-PES	1	90	8	1000	387.290.866
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**28.788.554**
0032 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								28.788.554
			F	3-ODC	1	90	0	1000	92.004
			F	3-ODC	1	90	8	1000	28.696.550
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**285.000**
0032 216H **0042**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Santa Catarina**								285.000
	Agente público beneficiado (unidade): 8		F	3-ODC	2	90	8	1000	285.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**536.238**
0032 4572 **0042**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Santa Catarina**								536.238
	Servidor capacitado (unidade): 800		F	3-ODC	2	90	8	1000	536.238
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**160.000**
0032 4641 **0042**	Publicidade de Utilidade Pública - **No Estado de Santa Catarina**								160.000
			F	3-ODC	2	90	8	1000	160.000
	Operação Especial								**111.116.485**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**45.860.588**
0032 0181 **0042**	Aposentadorias e Pensões Civis da União - **No Estado de Santa Catarina**								45.860.588
			S	1-PES	1	90	0	1056	45.860.588
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**65.255.897**
0032 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Santa Catarina**								65.255.897
			F	1-PES	0	91	8	1000	65.255.897
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0042**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Santa Catarina**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**121.871**
	Operação Especial								**121.871**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**101.871**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								101.871
			F	3-ODC	2	50	0	1000	101.871
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1000	20.000
5112	**Educação Profissional e Tecnológica que Transforma**								**67.247.921**
	Atividade								**67.247.921**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**900.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26422 INSTITUTO FEDERAL CATARINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0042**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Santa Catarina**								900.000
	Projeto viabilizado (unidade): 54		F	4-INV	2	90	8	1000	500.000
			F	4-INV	6	90	8	1000	400.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**49.839.742**
5112 20RL **0042**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Santa Catarina**								49.839.742
	Estudante matriculado (unidade): 17.700		F	3-ODC	2	90	8	1000	47.612.657
			F	3-ODC	2	90	8	1050	1.627.085
			F	3-ODC	2	91	8	1000	100.000
			F	4-INV	2	90	8	1000	500.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.172.782**
5112 21B3 **0042**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Santa Catarina**								2.172.782
	Projeto apoiado (unidade): 36		F	3-ODC	2	90	8	1000	2.172.782
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.131.499**
5112 21IH **0042**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Santa Catarina**								2.131.499
	Estudante assistido (unidade): 50		F	3-ODC	2	90	0	1000	2.131.499
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.950.598**
5112 21IV **0042**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Santa Catarina**								3.950.598
	Estudante assistido (unidade): 2.875		F	3-ODC	2	90	0	1000	3.950.598
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.253.300**
5112 2994 **0042**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Santa Catarina**								8.253.300
	Estudante assistido (unidade): 3.900		F	3-ODC	2	90	0	1000	8.253.300
Total									**600.794.453**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26423 INSTITUTO FEDERAL DE SERGIPE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		356.627.445	360.333.407	359.758.101	441.256.796	439.084.823
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	316.823.766	321.494.588	321.494.588	401.175.459	401.175.459
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	54.797	47.120	47.120	49.000	49.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	39.748.882	38.778.699	38.203.393	40.017.686	37.845.713
Funcao						
09	PREVIDÊNCIA SOCIAL	62.003.169	61.892.498	61.892.498	77.314.398	77.314.398
12	EDUCAÇÃO	294.569.479	298.380.789	297.805.483	363.878.747	361.706.774
28	ENCARGOS ESPECIAIS	54.797	60.120	60.120	63.651	63.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	4.800	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	127.530	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	62.003.169	61.892.498	61.892.498	77.314.398	77.314.398
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	20.529.850	22.620.543	22.620.543	25.568.204	25.568.204
363	ENSINO PROFISSIONAL	235.475.420	237.180.707	236.605.401	293.131.879	290.959.906
846	OUTROS ENCARGOS ESPECIAIS	38.486.677	38.518.059	38.518.059	45.120.715	45.120.715
GND						
1	PESSOAL E ENCARGOS SOCIAIS	296.161.587	298.765.445	298.765.445	375.500.306	375.500.306
3	OUTRAS DESPESAS CORRENTES	57.419.090	60.957.962	60.082.656	64.966.490	62.394.517
4	INVESTIMENTOS	3.046.768	610.000	910.000	790.000	1.190.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**298.185.908**		**62.380.160**	**1.010.000**				**361.576.068**
1050			**14.357**					**14.357**
1051				**180.000**				**180.000**
1056	**77.314.398**							**77.314.398**
Total	**375.500.306**	**0**	**62.394.517**	**1.190.000**	**0**	**0**	**0**	**439.084.823**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26423 INSTITUTO FEDERAL DE SERGIPE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**401.175.459**
	Atividade								**278.803.997**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.853.652**
0032 2004 **0028**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								4.853.652
			F	3-ODC	1	90	0	1000	623.556
			F	3-ODC	1	90	8	1000	4.230.096
0032 **20TP**	**Ativos Civis da União**	12 363							**253.114.193**
0032 20TP **0028**	Ativos Civis da União - **No Estado de Sergipe**								253.114.193
			F	1-PES	1	90	8	1000	253.114.193
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**20.714.552**
0032 212B **0028**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Sergipe**								20.714.552
			F	3-ODC	1	90	0	1000	97.116
			F	3-ODC	1	90	8	1000	20.617.436
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0028**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Sergipe** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0028**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Sergipe** Servidor capacitado (unidade): 200								100.000
			F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**122.371.462**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**77.314.398**
0032 0181 **0028**	Aposentadorias e Pensões Civis da União - **No Estado de Sergipe**								77.314.398
			S	1-PES	1	90	0	1056	77.314.398
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**45.057.064**
0032 09HB **0028**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Sergipe**								45.057.064
			F	1-PES	0	91	8	1000	45.057.064
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0028**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Sergipe**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**49.000**
	Operação Especial								**49.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**49.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								49.000
			F	3-ODC	2	50	0	1000	49.000
5112	**Educação Profissional e Tecnológica que Transforma**								**37.845.713**
	Atividade								**37.845.713**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**310.000**
5112 20RG **0028**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Sergipe** Projeto viabilizado (unidade): 31								310.000
			F	3-ODC	6	90	8	1000	100.000
			F	3-ODC	6	99	8	1000	200.000
			F	4-INV	2	90	8	1000	10.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**30.684.546**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26423 INSTITUTO FEDERAL DE SERGIPE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	20RL	**0028**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Sergipe** Estudante matriculado (unidade): 5.500								30.284.546
					F	3-ODC	2	90	8	1000	29.488.245
					F	3-ODC	2	90	8	1050	14.357
					F	3-ODC	2	91	8	1000	1.944
					F	4-INV	2	90	8	1000	600.000
					F	4-INV	2	90	8	1051	180.000
5112	20RL	**1883**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Lagarto - SE** Estudante matriculado (unidade): 600								400.000
					F	4-INV	6	90	8	1000	400.000
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**10.000**
5112	21IH	**0028**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Sergipe** Estudante assistido (unidade): 1								10.000
					F	3-ODC	2	90	0	1000	10.000
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.214.596**
5112	21IV	**0028**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Sergipe** Estudante assistido (unidade): 1.107								2.214.596
					F	3-ODC	2	90	0	1000	2.214.596
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.626.571**
5112	2994	**0028**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Sergipe** Estudante assistido (unidade): 5.000								4.626.571
					F	3-ODC	2	90	0	1000	4.626.571
Total											**439.084.823**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26424 INSTITUTO FEDERAL DO TOCANTINS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		326.384.731	330.522.232	329.257.961	403.327.331	400.135.226
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	276.502.052	281.407.945	281.407.945	348.233.035	348.233.035
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	66.876	58.346	58.346	64.873	64.873
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	49.815.804	49.042.941	47.778.670	55.014.772	51.822.667
Funcao						
09	PREVIDÊNCIA SOCIAL	6.323.904	6.490.348	6.490.348	7.714.810	7.714.810
12	EDUCAÇÃO	319.993.952	323.960.538	322.696.267	395.532.997	392.340.892
28	ENCARGOS ESPECIAIS	66.876	71.346	71.346	79.524	79.524
Subfuncao						
122	ADMINISTRAÇÃO GERAL	100.000	100.000	100.000	100.000	100.000
128	FORMAÇÃO DE RECURSOS HUMANOS	400.000	400.000	400.000	600.000	600.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	6.323.904	6.490.348	6.490.348	7.714.810	7.714.810
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	21.825.517	23.994.644	23.994.644	25.398.368	25.398.368
363	ENSINO PROFISSIONAL	257.871.351	259.872.509	258.608.238	323.135.886	319.943.781
846	OUTROS ENCARGOS ESPECIAIS	39.863.960	39.664.731	39.664.731	46.378.267	46.378.267
GND						
1	PESSOAL E ENCARGOS SOCIAIS	254.176.535	256.926.301	256.926.301	322.149.318	322.149.318
3	OUTRAS DESPESAS CORRENTES	69.591.680	73.345.931	71.581.660	80.606.718	77.014.612
4	INVESTIMENTOS	2.616.517	250.000	750.000	571.295	971.296

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**314.434.508**		**75.710.708**	**900.001**				**391.045.217**
1050			**1.303.904**					**1.303.904**
1051				**71.295**				**71.295**
1056	**7.714.810**							**7.714.810**
Total	**322.149.318**	**0**	**77.014.612**	**971.296**	**0**	**0**	**0**	**400.135.226**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26424 INSTITUTO FEDERAL DO TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**348.233.035**
	Atividade								**294.219.482**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.585.564**
0032 2004 **0017**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								3.585.564
			F	3-ODC	1	90	0	1000	92.004
			F	3-ODC	1	90	8	1000	3.493.560
0032 **20TP**	**Ativos Civis da União**	12 363							**268.121.114**
0032 20TP **0017**	Ativos Civis da União - **No Estado do Tocantins**								268.121.114
			F	1-PES	1	90	8	1000	268.121.114
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**21.812.804**
0032 212B **0017**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								21.812.804
			F	3-ODC	1	90	0	1000	58.884
			F	3-ODC	1	90	8	1000	21.753.920
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**100.000**
0032 216H **0017**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Tocantins**								100.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	8	1000	100.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**600.000**
0032 4572 **0017**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Tocantins**								600.000
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	8	1000	600.000
	Operação Especial								**54.013.553**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**7.714.810**
0032 0181 **0017**	Aposentadorias e Pensões Civis da União - **No Estado do Tocantins**								7.714.810
			S	1-PES	1	90	0	1056	7.714.810
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**46.298.743**
0032 09HB **0017**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Tocantins**								46.298.743
			F	1-PES	0	91	8	1000	46.298.743
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0017**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Tocantins**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**64.873**
	Operação Especial								**64.873**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**64.873**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								64.873
			F	3-ODC	2	50	0	1000	64.873
5112	**Educação Profissional e Tecnológica que Transforma**								**51.822.667**
	Atividade								**51.822.667**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**371.296**
5112 20RG **0017**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Tocantins**								371.296
	Projeto viabilizado (unidade): 2		F	4-INV	2	90	8	1000	300.000
			F	4-INV	2	90	8	1051	71.295
			F	4-INV	6	90	8	1000	1
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**38.687.866**

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26424 INSTITUTO FEDERAL DO TOCANTINS

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	20RL	**0017**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Tocantins**								38.287.866
			Estudante matriculado (unidade): 14.001		F	3-ODC	2	90	8	1000	36.670.210
					F	3-ODC	2	90	8	1050	1.303.904
					F	3-ODC	2	91	8	1000	13.752
					F	3-ODC	6	99	8	1000	300.000
5112	20RL	**7021**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Tupã - No Município de Tupã - SP**								200.000
			Estudante matriculado (unidade): 12		F	4-INV	6	90	8	1000	200.000
5112	20RL	**7068**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Ilha Solteira - No Município de Ilha Solteira - SP**								200.000
			Estudante matriculado (unidade): 12		F	4-INV	6	90	8	1000	200.000
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.424.172**
5112	21B3	**0017**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Tocantins**								2.424.172
			Projeto apoiado (unidade): 150		F	3-ODC	2	90	8	1000	2.224.172
					F	4-INV	2	90	8	1000	200.000
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.575.455**
5112	21IH	**0017**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Tocantins**								1.575.455
			Estudante assistido (unidade): 40		F	3-ODC	2	90	0	1000	1.575.455
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.837.008**
5112	21IV	**0017**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Tocantins**								2.837.008
			Estudante assistido (unidade): 1.418		F	3-ODC	2	90	0	1000	2.837.008
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.926.870**
5112	2994	**0017**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Tocantins**								5.926.870
			Estudante assistido (unidade): 4.000		F	3-ODC	2	90	0	1000	5.926.870
Total											**400.135.226**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26425 INSTITUTO FEDERAL DO ACRE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		168.724.748	169.460.858	170.614.272	205.843.229	232.121.996
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	140.620.692	144.487.786	144.487.786	178.933.884	178.933.884
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	26.077	40.000	40.000	35.000	35.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	28.077.979	24.920.072	26.073.486	26.859.694	53.138.461
Funcao						
09	PREVIDÊNCIA SOCIAL	1.193.247	1.141.217	1.141.217	1.732.259	1.732.259
12	EDUCAÇÃO	167.505.424	168.266.641	169.420.055	204.061.319	230.340.086
28	ENCARGOS ESPECIAIS	26.077	53.000	53.000	49.651	49.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	0	0	50.000	50.000
128	FORMAÇÃO DE RECURSOS HUMANOS	184.157	200.000	200.000	270.000	270.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.193.247	1.141.217	1.141.217	1.732.259	1.732.259
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	10.921.951	11.722.885	11.722.885	13.028.247	13.028.247
363	ENSINO PROFISSIONAL	135.787.067	135.545.329	136.698.743	165.165.423	191.444.190
846	OUTROS ENCARGOS ESPECIAIS	20.638.325	20.851.427	20.851.427	25.597.300	25.597.300
GND						
1	PESSOAL E ENCARGOS SOCIAIS	129.514.583	132.577.901	132.577.901	165.600.288	165.600.288
3	OUTRAS DESPESAS CORRENTES	35.559.656	36.381.957	35.585.371	39.742.941	40.881.921
4	INVESTIMENTOS	3.650.509	501.000	2.451.000	500.000	25.639.787

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**163.868.029**		**40.817.443**	**25.639.787**				**230.325.259**
1050			**64.478**					**64.478**
1056	**1.732.259**							**1.732.259**
Total	**165.600.288**	**0**	**40.881.921**	**25.639.787**	**0**	**0**	**0**	**232.121.996**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26425 INSTITUTO FEDERAL DO ACRE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**178.933.884**
	Atividade								**151.653.976**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.041.156**
0032 2004 **0012**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Acre**								1.041.156
			F	3-ODC	1	90	0	1000	10.224
			F	3-ODC	1	90	8	1000	1.030.932
0032 **20TP**	**Ativos Civis da União**	12 363							**138.305.729**
0032 20TP **0012**	Ativos Civis da União - **No Estado do Acre**								138.305.729
			F	1-PES	1	90	8	1000	138.305.729
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**11.987.091**
0032 212B **0012**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Acre**								11.987.091
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	11.935.971
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**50.000**
0032 216H **0012**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Acre**								50.000
	Agente público beneficiado (unidade): 3		F	3-ODC	2	90	8	1000	50.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**270.000**
0032 4572 **0012**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Acre**								270.000
	Servidor capacitado (unidade): 350		F	3-ODC	2	90	8	1000	270.000
	Operação Especial								**27.279.908**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.732.259**
0032 0181 **0012**	Aposentadorias e Pensões Civis da União - **No Estado do Acre**								1.732.259
			S	1-PES	1	90	0	1056	1.732.259
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**25.547.649**
0032 09HB **0012**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Acre**								25.547.649
			F	1-PES	0	91	8	1000	25.547.649
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0012**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Acre**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**35.000**
	Operação Especial								**35.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**34.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								34.000
			F	3-ODC	2	50	0	1000	34.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1000	1.000
5112	**Educação Profissional e Tecnológica que Transforma**								**53.138.461**
	Atividade								**53.138.461**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**28.639.787**
5112 20RG **0012**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Acre**								28.639.787
	Projeto viabilizado (unidade): 172		F	3-ODC	7	90	8	1000	3.000.000
			F	4-INV	2	90	8	1000	8.139.787
			F	4-INV	7	90	8	1000	17.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26425 INSTITUTO FEDERAL DO ACRE

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	**20RL**		**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**18.912.109**
5112	20RL	**0012**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Acre** Estudante matriculado (unidade): 6.814								18.912.109
					F	3-ODC	2	90	8	1000	18.759.586
					F	3-ODC	2	90	8	1050	64.478
					F	3-ODC	2	91	8	1000	88.045
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.112.087**
5112	21B3	**0012**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Acre** Projeto apoiado (unidade): 235								1.112.087
					F	3-ODC	2	90	8	1000	1.112.087
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**985.707**
5112	21IH	**0012**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Acre** Estudante assistido (unidade): 55								985.707
					F	3-ODC	2	90	0	1000	985.707
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**1.129.371**
5112	21IV	**0012**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Acre** Estudante assistido (unidade): 560								1.129.371
					F	3-ODC	2	90	0	1000	1.129.371
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.359.400**
5112	2994	**0012**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Acre** Estudante assistido (unidade): 4.000								2.359.400
					F	3-ODC	2	90	0	1000	2.359.400
Total											**232.121.996**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26426 INSTITUTO FEDERAL DO AMAPÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		136.377.716	134.296.259	139.868.759	174.669.562	175.205.679
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	112.255.255	110.416.662	110.416.662	145.720.094	145.720.094
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	25.337	27.867	27.867	36.035	36.035
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	24.097.124	23.838.730	29.411.230	28.898.782	29.434.899
Funcao						
09	PREVIDÊNCIA SOCIAL	1.591.565	1.469.158	1.469.158	1.967.498	1.967.498
12	EDUCAÇÃO	134.760.814	132.786.234	138.358.734	172.651.378	173.187.495
28	ENCARGOS ESPECIAIS	25.337	40.867	40.867	50.686	50.686
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	559.716	568.900	568.900	500.000	500.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.591.565	1.469.158	1.469.158	1.967.498	1.967.498
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.120.192	9.262.061	9.262.061	10.538.728	10.538.728
363	ENSINO PROFISSIONAL	110.506.560	109.009.620	114.582.120	143.047.367	143.583.484
846	OUTROS ENCARGOS ESPECIAIS	14.599.683	13.964.920	13.964.920	18.594.369	18.594.369
GND						
1	PESSOAL E ENCARGOS SOCIAIS	102.575.347	100.577.101	100.577.101	134.674.417	134.674.417
3	OUTRAS DESPESAS CORRENTES	33.030.996	33.103.658	36.676.158	39.895.145	40.431.262
4	INVESTIMENTOS	771.373	615.500	2.615.500	100.000	100.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**132.706.919**		**39.715.144**	**100.000**				**172.522.063**
1050			**716.118**					**716.118**
1056	**1.967.498**							**1.967.498**
Total	**134.674.417**	**0**	**40.431.262**	**100.000**	**0**	**0**	**0**	**175.205.679**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26426 INSTITUTO FEDERAL DO AMAPÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**145.720.094**
	Atividade								**125.208.913**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.289.184**
0032 2004 **0016**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amapá**								1.289.184
			F	3-ODC	1	90	0	1000	20.448
			F	3-ODC	1	90	8	1000	1.268.736
0032 **20TP**	**Ativos Civis da União**	12 363							**114.148.585**
0032 20TP **0016**	Ativos Civis da União - **No Estado do Amapá**								114.148.585
			F	1-PES	1	90	8	1000	114.148.585
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**9.249.544**
0032 212B **0016**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Amapá**								9.249.544
			F	3-ODC	1	90	0	1000	66.444
			F	3-ODC	1	90	8	1000	9.183.100
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0016**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Amapá**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**500.000**
0032 4572 **0016**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Amapá**								500.000
	Servidor capacitado (unidade): 74		F	3-ODC	2	90	8	1000	500.000
	Operação Especial								**20.511.181**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.967.498**
0032 0181 **0016**	Aposentadorias e Pensões Civis da União - **No Estado do Amapá**								1.967.498
			S	1-PES	1	90	0	1056	1.967.498
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**18.543.683**
0032 09HB **0016**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Amapá**								18.543.683
			F	1-PES	0	91	8	1000	18.543.683
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0016**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Amapá**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**36.035**
	Operação Especial								**36.035**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**35.034**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								35.034
			F	3-ODC	2	50	0	1000	35.034
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.001**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.001
			F	3-ODC	2	80	0	1000	1.001
5112	**Educação Profissional e Tecnológica que Transforma**								**29.434.899**
	Atividade								**29.434.899**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**50.000**
5112 20RG **0016**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Amapá**								50.000
	Projeto viabilizado (unidade): 1		F	4-INV	2	90	8	1000	50.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**23.384.671**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26426 INSTITUTO FEDERAL DO AMAPÁ

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	20RL	**0016**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Amapá** Estudante matriculado (unidade): 6.439								23.384.671
					F	3-ODC	2	90	8	1000	20.618.553
					F	3-ODC	2	90	8	1050	716.118
					F	3-ODC	6	90	8	1000	2.000.000
					F	4-INV	2	90	8	1000	50.000
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**450.000**
5112	21B3	**0016**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Amapá** Projeto apoiado (unidade): 30								450.000
					F	3-ODC	2	90	8	1000	450.000
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**665.921**
5112	21IH	**0016**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Amapá** Estudante assistido (unidade): 7								665.921
					F	3-ODC	2	90	0	1000	665.921
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**1.415.465**
5112	21IV	**0016**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Amapá** Estudante assistido (unidade): 708								1.415.465
					F	3-ODC	2	90	0	1000	1.415.465
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.468.842**
5112	2994	**0016**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Amapá** Estudante assistido (unidade): 2.040								3.468.842
					F	3-ODC	2	90	0	1000	2.957.087
					F	3-ODC	6	90	0	1000	511.755
Total											**175.205.679**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26427 INSTITUTO FEDERAL DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		801.860.271	798.730.206	802.559.326	949.678.858	946.414.980
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	702.885.947	703.513.226	703.513.226	853.885.317	853.885.317
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	127.989	113.181	113.181	96.480	96.480
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	98.846.335	95.090.799	98.919.919	95.682.410	92.418.532
Funcao						
09	PREVIDÊNCIA SOCIAL	89.421.563	89.456.781	89.456.781	110.232.665	110.232.665
12	EDUCAÇÃO	712.310.719	709.147.244	712.976.364	839.335.062	836.071.184
28	ENCARGOS ESPECIAIS	127.989	126.181	126.181	111.131	111.131
Subfuncao						
122	ADMINISTRAÇÃO GERAL	202.793	200.000	200.000	150.000	150.000
128	FORMAÇÃO DE RECURSOS HUMANOS	597.943	1.187.538	1.187.538	509.216	509.216
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	89.421.563	89.456.781	89.456.781	110.232.665	110.232.665
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	44.781.606	50.197.966	50.197.966	50.640.494	50.640.494
363	ENSINO PROFISSIONAL	574.727.102	565.349.997	569.179.117	682.419.129	679.155.251
846	OUTROS ENCARGOS ESPECIAIS	92.129.264	92.337.924	92.337.924	105.727.354	105.727.354
GND						
1	PESSOAL E ENCARGOS SOCIAIS	657.303.605	651.940.722	651.940.722	802.600.258	802.600.258
3	OUTRAS DESPESAS CORRENTES	141.308.291	145.324.696	144.629.282	145.788.600	139.455.310
4	INVESTIMENTOS	3.248.375	1.464.788	5.989.322	1.290.000	4.359.412

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**692.367.593**		**138.394.988**	**4.309.412**				**835.071.993**
1050			**1.060.322**	**50.000**				**1.110.322**
1056	**110.232.665**							**110.232.665**
Total	**802.600.258**	**0**	**139.455.310**	**4.359.412**	**0**	**0**	**0**	**946.414.980**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26427 INSTITUTO FEDERAL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**853.885.317**
	Atividade								**638.036.429**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.500.904**
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								6.500.904
			F	3-ODC	1	90	0	1000	791.460
			F	3-ODC	1	90	8	1000	5.709.444
0032 **20TP**	**Ativos Civis da União**	12 363							**586.736.719**
0032 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								586.736.719
			F	1-PES	1	90	8	1000	586.736.719
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**44.139.590**
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								44.139.590
			F	3-ODC	1	90	0	1000	30.624
			F	3-ODC	1	90	8	1000	44.108.966
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**150.000**
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia**								150.000
	Agente público beneficiado (unidade): 20		F	3-ODC	2	90	8	1000	150.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**509.216**
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Bahia**								509.216
	Servidor capacitado (unidade): 80		F	3-ODC	2	90	8	1000	450.000
			F	3-ODC	2	90	8	1050	59.216
	Operação Especial								**215.848.888**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**110.232.665**
0032 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								110.232.665
			S	1-PES	1	90	0	1056	110.232.665
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**105.616.223**
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								105.616.223
			F	1-PES	0	91	8	1000	105.616.223
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**96.480**
	Operação Especial								**96.480**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**96.480**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								96.480
			F	3-ODC	2	50	0	1000	96.480
5112	**Educação Profissional e Tecnológica que Transforma**								**92.418.532**
	Atividade								**92.418.532**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.819.412**
5112 20RG **0029**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia**								3.519.412
	Projeto viabilizado (unidade): 4		F	4-INV	2	90	8	1000	1.019.412
			F	4-INV	2	90	8	1050	50.000
			F	4-INV	6	90	8	1000	2.450.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26427 INSTITUTO FEDERAL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **2053**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Eunápolis - BA** Projeto viabilizado (unidade): 40								300.000
			F	4-INV	6	99	8	1000	300.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**67.119.482**
5112 20RL **0001**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional** Estudante matriculado (unidade): 30								500.000
			F	3-ODC	6	90	8	1000	500.000
5112 20RL **0029**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia** Estudante matriculado (unidade): 31.344								66.619.482
			F	3-ODC	2	90	8	1000	64.958.940
			F	3-ODC	2	90	8	1050	1.001.106
			F	3-ODC	2	91	8	1000	119.436
			F	4-INV	2	90	8	1000	140.000
			F	4-INV	6	90	8	1000	400.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.890.547**
5112 21B3 **0029**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado da Bahia** Projeto apoiado (unidade): 200								1.890.547
			F	3-ODC	2	90	8	1000	1.890.547
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.780.214**
5112 21IH **0029**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado da Bahia** Estudante assistido (unidade): 200								2.780.214
			F	3-ODC	2	90	0	1000	2.780.214
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**5.441.304**
5112 21IV **0029**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado da Bahia** Estudante assistido (unidade): 2.721								5.441.304
			F	3-ODC	2	90	0	1000	5.441.304
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**11.367.573**
5112 2994 **0029**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado da Bahia** Estudante assistido (unidade): 16.000								11.367.573
			F	3-ODC	2	90	0	1000	11.367.573
Total									**946.414.980**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26428 INSTITUTO FEDERAL DE BRASÍLIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		339.248.127	332.480.459	374.029.994	395.210.691	433.429.579
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	273.991.047	284.427.386	284.427.386	343.845.158	343.845.158
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	60.414	53.568	53.568	65.740	65.740
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	65.196.666	47.986.505	89.536.040	51.285.142	89.504.030
Funcao						
09	PREVIDÊNCIA SOCIAL	5.860.949	5.938.893	5.938.893	7.529.271	7.529.271
12	EDUCAÇÃO	333.326.764	326.474.998	368.024.533	387.601.029	425.819.917
28	ENCARGOS ESPECIAIS	60.414	66.568	66.568	80.391	80.391
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	327.679	357.116	357.116	412.821	412.821
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	5.860.949	5.938.893	5.938.893	7.529.271	7.529.271
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	20.051.931	21.672.707	21.672.707	22.102.038	22.102.038
363	ENSINO PROFISSIONAL	274.646.703	266.149.697	307.699.232	320.423.326	358.642.214
846	OUTROS ENCARGOS ESPECIAIS	38.360.865	38.362.046	38.362.046	44.743.235	44.743.235
GND						
1	PESSOAL E ENCARGOS SOCIAIS	253.611.437	262.410.563	262.410.563	321.344.950	321.344.950
3	OUTRAS DESPESAS CORRENTES	73.850.953	68.969.896	66.767.746	73.765.741	99.684.629
4	INVESTIMENTOS	11.785.738	1.100.000	44.851.685	100.000	12.400.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**313.815.679**		**98.673.762**	**12.400.000**				**424.889.441**
1050			**1.010.867**					**1.010.867**
1056	**7.529.271**							**7.529.271**
Total	**321.344.950**	**0**	**99.684.629**	**12.400.000**	**0**	**0**	**0**	**433.429.579**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26428 INSTITUTO FEDERAL DE BRASÍLIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**343.845.158**
	Atividade								**291.653.043**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.770.860**
0032 2004 **0053**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								2.770.860
			F	3-ODC	1	90	0	1000	37.824
			F	3-ODC	1	90	8	1000	2.733.036
0032 **20TP**	**Ativos Civis da União**	12 363							**269.138.184**
0032 20TP **0053**	Ativos Civis da União - **No Distrito Federal**								269.138.184
			F	1-PES	1	90	8	1000	269.138.184
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.331.178**
0032 212B **0053**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Distrito Federal**								19.331.178
			F	3-ODC	1	90	8	1000	19.331.178
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**412.821**
0032 4572 **0053**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Distrito Federal** Servidor capacitado (unidade): 210								412.821
			F	3-ODC	2	90	8	1000	412.821
	Operação Especial								**52.192.115**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**7.529.271**
0032 0181 **0053**	Aposentadorias e Pensões Civis da União - **No Distrito Federal**								7.529.271
			S	1-PES	1	90	0	1056	7.529.271
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**44.662.844**
0032 09HB **0053**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Distrito Federal**								44.662.844
			F	1-PES	0	91	8	1000	44.662.844
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0053**	Benefício Especial - Lei nº 12.618, de 2012 - **No Distrito Federal**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**65.740**
	Operação Especial								**65.740**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**65.740**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								65.740
			F	3-ODC	2	50	0	1000	65.740
5112	**Educação Profissional e Tecnológica que Transforma**								**89.504.030**
	Atividade								**89.504.030**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**400.000**
5112 20RG **0053**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Distrito Federal** Projeto viabilizado (unidade): 12								400.000
			F	4-INV	2	90	8	1000	100.000
			F	4-INV	6	90	8	1000	300.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**78.263.080**
5112 20RL **0053**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Distrito Federal** Estudante matriculado (unidade): 42.831								78.263.080
			F	3-ODC	2	90	8	1000	35.742.104
			F	3-ODC	2	90	8	1050	1.010.867
			F	3-ODC	2	91	8	1000	10.109
			F	3-ODC	7	90	8	1000	29.500.000
			F	4-INV	7	90	8	1000	12.000.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.526.772**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26428 INSTITUTO FEDERAL DE BRASÍLIA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	21B3	**0053**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Distrito Federal**								1.526.772
			Projeto apoiado (unidade): 18		F	3-ODC	2	90	8	1000	1.526.772
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.016.529**
5112	21IH	**0053**	Assistência para Atendimento a Pessoas com Deficiência - **No Distrito Federal**								2.016.529
			Estudante assistido (unidade): 1.800		F	3-ODC	2	90	0	1000	2.016.529
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.362.367**
5112	21IV	**0053**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Distrito Federal**								2.362.367
			Estudante assistido (unidade): 1.181		F	3-ODC	2	90	0	1000	2.362.367
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.935.282**
5112	2994	**0053**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Distrito Federal**								4.935.282
			Estudante assistido (unidade): 2.100		F	3-ODC	2	90	0	1000	4.935.282
Total											**433.429.579**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26429 INSTITUTO FEDERAL DE GOIÁS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		597.601.431	604.007.540	603.650.714	724.498.866	721.618.533
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	535.677.432	545.842.412	545.842.412	666.153.061	666.153.061
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	87.802	77.682	77.682	78.305	78.305
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	61.836.197	58.074.446	57.717.620	58.252.849	55.372.516
Funcao						
09	PREVIDÊNCIA SOCIAL	76.966.248	77.997.297	77.997.297	95.493.420	95.493.420
12	EDUCAÇÃO	520.547.381	525.919.561	525.562.735	628.912.490	626.032.157
28	ENCARGOS ESPECIAIS	87.802	90.682	90.682	92.956	92.956
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	80.000	80.000	80.000	80.000
128	FORMAÇÃO DE RECURSOS HUMANOS	270.000	350.000	350.000	350.000	350.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	76.966.248	77.997.297	77.997.297	95.493.420	95.493.420
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	33.454.978	37.327.781	37.327.781	38.640.386	38.640.386
363	ENSINO PROFISSIONAL	416.787.294	418.217.776	417.860.950	509.223.365	506.343.032
846	OUTROS ENCARGOS ESPECIAIS	70.122.911	70.034.686	70.034.686	80.711.695	80.711.695
GND						
1	PESSOAL E ENCARGOS SOCIAIS	501.952.454	508.097.631	508.097.631	627.097.326	627.097.326
3	OUTRAS DESPESAS CORRENTES	90.517.372	94.906.909	93.150.083	95.901.540	92.835.500
4	INVESTIMENTOS	5.131.605	1.003.000	2.403.000	1.500.000	1.685.707

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**531.603.906**		**91.932.893**	**1.485.707**				**625.022.506**
1050			**902.607**	**200.000**				**1.102.607**
1056	**95.493.420**							**95.493.420**
Total	**627.097.326**	**0**	**92.835.500**	**1.685.707**	**0**	**0**	**0**	**721.618.533**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26429 INSTITUTO FEDERAL DE GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**666.153.061**
	Atividade								**490.040.902**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.766.425**
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								8.766.425
			F	3-ODC	1	90	0	1000	1.022.220
			F	3-ODC	1	90	8	1000	7.744.205
0032 **20TP**	**Ativos Civis da União**	12 363							**450.970.516**
0032 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								450.970.516
			F	1-PES	1	90	8	1000	450.970.516
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**29.873.961**
0032 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								29.873.961
			F	3-ODC	1	90	0	1000	97.548
			F	3-ODC	1	90	8	1000	29.776.413
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**80.000**
0032 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Goiás** Agente público beneficiado (unidade): 5								80.000
			F	3-ODC	2	90	8	1000	80.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**350.000**
0032 4572 **0052**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Goiás** Servidor capacitado (unidade): 102								350.000
			F	3-ODC	2	90	8	1000	350.000
	Operação Especial								**176.112.159**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**95.493.420**
0032 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								95.493.420
			S	1-PES	1	90	0	1056	95.493.420
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**80.618.739**
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								80.618.739
			F	1-PES	0	91	8	1000	80.618.739
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**78.305**
	Operação Especial								**78.305**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**78.305**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								78.305
			F	3-ODC	2	50	0	1050	78.305
5112	**Educação Profissional e Tecnológica que Transforma**								**55.372.516**
	Atividade								**55.372.516**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.585.707**
5112 20RG **0052**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás** Projeto viabilizado (unidade): 5								1.585.707
			F	3-ODC	6	99	8	1000	400.000
			F	4-INV	2	90	8	1000	985.707
			F	4-INV	6	99	8	1000	200.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**42.717.631**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26429 INSTITUTO FEDERAL DE GOIÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0052**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás** Estudante matriculado (unidade): 13.710								42.717.631
			F	3-ODC	2	90	8	1000	40.664.707
			F	3-ODC	2	90	8	1050	824.302
			F	3-ODC	2	91	8	1000	128.622
			F	3-ODC	6	90	8	1000	600.000
			F	4-INV	2	90	8	1000	300.000
			F	4-INV	2	90	8	1050	200.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**300.000**
5112 21B3 **0052**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Goiás** Projeto apoiado (unidade): 35								300.000
			F	3-ODC	2	90	8	1000	300.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.334.453**
5112 21IH **0052**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Goiás** Estudante assistido (unidade): 28								2.334.453
			F	3-ODC	2	90	0	1000	2.334.453
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.730.456**
5112 21IV **0052**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Goiás** Estudante assistido (unidade): 1.865								2.730.456
			F	3-ODC	2	90	0	1000	2.730.456
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.704.269**
5112 2994 **0052**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Goiás** Estudante assistido (unidade): 6.542								5.704.269
			F	3-ODC	2	90	0	1000	5.704.269
Total									**721.618.533**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26430 INSTITUTO FEDERAL DO SERTÃO PERNAMBUCANO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		252.513.105	261.089.547	262.604.992	308.528.149	309.335.459
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	218.965.564	225.261.863	225.261.863	269.212.907	269.212.907
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	67.206	50.685	50.685	55.042	55.042
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	33.480.335	35.763.999	37.279.444	39.245.549	40.052.859
Funcao						
09	PREVIDÊNCIA SOCIAL	17.045.303	17.108.947	17.108.947	22.111.934	22.111.934
12	EDUCAÇÃO	235.400.596	243.916.915	245.432.360	286.346.522	287.153.832
28	ENCARGOS ESPECIAIS	67.206	63.685	63.685	69.693	69.693
Subfuncao						
122	ADMINISTRAÇÃO GERAL	20.563	21.600	21.600	42.000	42.000
128	FORMAÇÃO DE RECURSOS HUMANOS	169.212	200.000	200.000	350.000	350.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	17.045.303	17.108.947	17.108.947	22.111.934	22.111.934
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	17.355.350	19.942.715	19.942.715	20.150.847	20.150.847
363	ENSINO PROFISSIONAL	187.956.902	193.601.089	195.116.534	230.044.239	230.851.549
846	OUTROS ENCARGOS ESPECIAIS	29.965.775	30.215.196	30.215.196	35.829.129	35.829.129
GND						
1	PESSOAL E ENCARGOS SOCIAIS	201.420.438	205.110.548	205.110.548	248.684.711	248.684.711
3	OUTRAS DESPESAS CORRENTES	50.671.078	54.923.999	55.939.444	58.788.438	57.095.748
4	INVESTIMENTOS	421.589	1.055.000	1.555.000	1.055.000	3.555.000

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**226.572.777**		**56.624.591**	**2.500.000**				**285.697.368**
1050			**471.157**					**471.157**
1051				**1.055.000**				**1.055.000**
1056	**22.111.934**							**22.111.934**
Total	**248.684.711**	**0**	**57.095.748**	**3.555.000**	**0**	**0**	**0**	**309.335.459**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26430 INSTITUTO FEDERAL DO SERTÃO PERNAMBUCANO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**269.212.907**
	Atividade								**211.341.537**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**3.901.752**
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								3.901.752
			F	3-ODC	1	90	0	1000	582.672
			F	3-ODC	1	90	8	1000	3.319.080
0032 **20TP**	**Ativos Civis da União**	12 363							**190.798.690**
0032 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								190.798.690
			F	1-PES	1	90	8	1000	190.798.690
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**16.249.095**
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								16.249.095
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	16.197.975
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**42.000**
0032 216H **0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Pernambuco**								42.000
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	42.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**350.000**
0032 4572 **0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Pernambuco**								350.000
	Servidor capacitado (unidade): 40		F	3-ODC	2	90	8	1000	350.000
	Operação Especial								**57.871.370**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**22.111.934**
0032 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								22.111.934
			S	1-PES	1	90	0	1056	22.111.934
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**35.759.436**
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								35.759.436
			F	1-PES	0	91	8	1000	35.759.436
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**55.042**
	Operação Especial								**55.042**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**55.042**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								55.042
			F	3-ODC	2	50	0	1000	55.042
5112	**Educação Profissional e Tecnológica que Transforma**								**40.052.859**
	Atividade								**40.052.859**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.255.000**
5112 20RG **0026**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								3.255.000
	Projeto viabilizado (unidade): 9		F	4-INV	2	90	8	1051	1.055.000
			F	4-INV	6	90	8	1000	2.200.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**27.659.837**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26430 INSTITUTO FEDERAL DO SERTÃO PERNAMBUCANO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0026**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								27.659.837
	Estudante matriculado (unidade): 8.260		F	3-ODC	2	90	8	1000	25.723.529
			F	3-ODC	2	90	8	1050	455.895
			F	3-ODC	2	91	8	1000	165.151
			F	3-ODC	2	91	8	1050	15.262
			F	3-ODC	6	90	8	1000	1.000.000
			F	4-INV	6	90	8	1000	300.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.668.129**
5112 21B3 **0026**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Pernambuco**								1.668.129
	Projeto apoiado (unidade): 40		F	3-ODC	2	90	8	1000	1.668.129
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**800.000**
5112 21IH **0026**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Pernambuco**								800.000
	Estudante assistido (unidade): 35		F	3-ODC	2	90	0	1000	800.000
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.159.152**
5112 21IV **0026**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Pernambuco**								2.159.152
	Estudante assistido (unidade): 1.080		F	3-ODC	2	90	0	1000	2.159.152
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.510.741**
5112 2994 **0026**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Pernambuco**								4.510.741
	Estudante assistido (unidade): 8.250		F	3-ODC	2	90	0	1000	4.510.741
Total									**309.335.459**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26431 INSTITUTO FEDERAL DO PIAUÍ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		639.655.409	662.803.596	661.280.463	815.693.317	810.685.333
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	564.624.156	577.965.113	577.965.113	716.775.722	716.775.722
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	78.000	95.000	95.000	115.912	115.912
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	74.953.254	84.730.483	83.207.350	98.787.032	93.779.048
Funcao						
09	PREVIDÊNCIA SOCIAL	55.459.311	56.006.252	56.006.252	67.773.032	67.773.032
12	EDUCAÇÃO	584.118.099	606.689.344	605.166.211	747.789.722	742.781.738
28	ENCARGOS ESPECIAIS	78.000	108.000	108.000	130.563	130.563
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	97.917	100.000	100.000	300.000	300.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	55.459.311	56.006.252	56.006.252	67.773.032	67.773.032
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	40.297.095	44.317.609	44.317.609	48.856.536	48.856.536
363	ENSINO PROFISSIONAL	469.503.685	486.174.616	484.651.483	607.106.737	602.098.753
846	OUTROS ENCARGOS ESPECIAIS	74.297.401	76.183.519	76.183.519	91.635.412	91.635.412
GND						
1	PESSOAL E ENCARGOS SOCIAIS	524.229.143	533.538.904	533.538.904	667.612.237	667.612.237
3	OUTRAS DESPESAS CORRENTES	111.724.895	128.359.627	124.236.494	144.490.449	137.545.520
4	INVESTIMENTOS	3.701.371	905.065	3.505.065	3.590.631	5.527.576

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**599.839.205**		**137.305.344**	**5.527.576**				**742.672.125**
1050			**240.176**					**240.176**
1056	**67.773.032**							**67.773.032**
Total	**667.612.237**	**0**	**137.545.520**	**5.527.576**	**0**	**0**	**0**	**810.685.333**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26431 INSTITUTO FEDERAL DO PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**716.775.722**
	Atividade								**557.497.841**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**9.633.420**
0032 2004 **0022**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								9.633.420
			F	3-ODC	1	90	0	1000	817.788
			F	3-ODC	1	90	8	1000	8.815.632
0032 **20TP**	**Ativos Civis da União**	12 363							**508.319.705**
0032 20TP **0022**	Ativos Civis da União - **No Estado do Piauí**								508.319.705
			F	1-PES	1	90	8	1000	508.319.705
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**39.223.116**
0032 212B **0022**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Piauí**								39.223.116
			F	3-ODC	1	90	0	1000	94.824
			F	3-ODC	1	90	8	1000	39.128.292
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0022**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Piauí**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**300.000**
0032 4572 **0022**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Piauí**								300.000
	Servidor capacitado (unidade): 300		F	3-ODC	2	90	8	1000	300.000
	Operação Especial								**159.277.881**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**67.773.032**
0032 0181 **0022**	Aposentadorias e Pensões Civis da União - **No Estado do Piauí**								67.773.032
			S	1-PES	1	90	0	1056	67.773.032
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**91.504.849**
0032 09HB **0022**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Piauí**								91.504.849
			F	1-PES	0	91	8	1000	91.504.849
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0022**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Piauí**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**115.912**
	Operação Especial								**115.912**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**114.912**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								114.912
			F	3-ODC	2	50	0	1000	114.912
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**1.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								1.000
			F	3-ODC	2	80	0	1000	1.000
5112	**Educação Profissional e Tecnológica que Transforma**								**93.779.048**
	Atividade								**93.779.048**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**3.724.172**
5112 20RG **0022**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Piauí**								3.724.172
	Projeto viabilizado (unidade): 3		F	4-INV	2	90	8	1000	2.224.172
			F	4-INV	6	90	8	1000	1.500.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26431 INSTITUTO FEDERAL DO PIAUÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**67.374.054**
5112 20RL **0022**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Piauí**								67.374.054
	Estudante matriculado (unidade): 23.072		F	3-ODC	2	90	8	1000	65.319.939
			F	3-ODC	2	90	8	1050	240.176
			F	3-ODC	2	91	8	1000	10.535
			F	4-INV	2	90	8	1000	1.103.404
			F	4-INV	6	90	8	1000	700.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**150.000**
5112 21B3 **0022**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Piauí**								150.000
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	150.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**5.171.347**
5112 21IH **0022**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Piauí**								5.171.347
	Estudante assistido (unidade): 61		F	3-ODC	2	90	0	1000	5.171.347
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**5.619.542**
5112 21IV **0022**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Piauí**								5.619.542
	Estudante assistido (unidade): 2.810		F	3-ODC	2	90	0	1000	5.619.542
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**11.739.933**
5112 2994 **0022**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Piauí**								11.739.933
	Estudante assistido (unidade): 23.071		F	3-ODC	2	90	0	1000	11.739.933
Total									**810.685.333**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26432 INSTITUTO FEDERAL DO PARANÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		638.719.128	640.182.574	666.656.701	780.159.597	788.818.431
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	551.416.682	557.875.134	557.875.134	698.292.289	698.292.289
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	122.399	106.646	106.646	113.845	113.845
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	87.180.047	82.187.794	108.661.921	81.738.812	90.397.646
Funcao						
09	PREVIDÊNCIA SOCIAL	11.101.034	11.247.903	11.247.903	13.706.126	13.706.126
12	EDUCAÇÃO	627.495.695	628.815.025	655.289.152	766.324.975	774.983.809
28	ENCARGOS ESPECIAIS	122.399	119.646	119.646	128.496	128.496
Subfuncao						
122	ADMINISTRAÇÃO GERAL	93.587	100.000	100.000	110.000	110.000
128	FORMAÇÃO DE RECURSOS HUMANOS	289.147	200.000	200.000	250.000	250.000
131	COMUNICAÇÃO SOCIAL	0	100.000	100.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	11.101.034	11.247.903	11.247.903	13.706.126	13.706.126
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	40.724.194	43.286.633	43.286.633	46.142.729	46.142.729
363	ENSINO PROFISSIONAL	507.388.767	500.402.270	526.876.397	624.591.180	633.250.014
846	OUTROS ENCARGOS ESPECIAIS	79.122.399	84.845.768	84.845.768	95.259.562	95.259.562
GND						
1	PESSOAL E ENCARGOS SOCIAIS	510.309.754	514.201.501	514.201.501	651.704.211	651.704.211
3	OUTRAS DESPESAS CORRENTES	113.846.941	123.261.073	122.086.882	125.925.386	123.630.744
4	INVESTIMENTOS	14.562.433	2.720.000	30.368.318	2.530.000	13.483.476

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**637.998.085**		**119.463.729**	**13.453.476**				**770.915.290**
1050			**2.565.069**					**2.565.069**
1056	**13.706.126**							**13.706.126**
1081			**1.601.946**	**30.000**				**1.631.946**
Total	**651.704.211**	**0**	**123.630.744**	**13.483.476**	**0**	**0**	**0**	**788.818.431**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26432 INSTITUTO FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**698.292.289**
	Atividade								**589.455.097**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.164.696**
0032 2004 **0041**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								7.164.696
			F	3-ODC	1	90	0	1000	153.336
			F	3-ODC	1	90	8	1000	7.011.360
0032 **20TP**	**Ativos Civis da União**	12 363							**542.852.368**
0032 20TP **0041**	Ativos Civis da União - **No Estado do Paraná**								542.852.368
			F	1-PES	1	90	8	1000	542.852.368
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**38.978.033**
0032 212B **0041**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Paraná**								38.978.033
			F	3-ODC	1	90	0	1000	75.348
			F	3-ODC	1	90	8	1000	38.902.685
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**110.000**
0032 216H **0041**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Paraná**								110.000
	Agente público beneficiado (unidade): 4		F	3-ODC	2	90	8	1000	110.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**250.000**
0032 4572 **0041**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Paraná**								250.000
	Servidor capacitado (unidade): 1.000		F	3-ODC	2	90	8	1000	250.000
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**100.000**
0032 4641 **0041**	Publicidade de Utilidade Pública - **No Estado do Paraná**								100.000
			F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**108.837.192**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**13.706.126**
0032 0181 **0041**	Aposentadorias e Pensões Civis da União - **No Estado do Paraná**								13.706.126
			S	1-PES	1	90	0	1056	13.706.126
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**95.131.066**
0032 09HB **0041**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Paraná**								95.131.066
			F	1-PES	0	91	8	1000	95.131.066
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0041**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Paraná**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**113.845**
	Operação Especial								**113.845**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**110.845**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								110.845
			F	3-ODC	2	50	0	1000	110.845
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**3.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								3.000
			F	3-ODC	2	80	0	1000	3.000
5112	**Educação Profissional e Tecnológica que Transforma**								**90.397.646**
	Atividade								**90.397.646**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.400.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26432 INSTITUTO FEDERAL DO PARANÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0041**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Paraná**								6.400.000
	Projeto viabilizado (unidade): 128		F	3-ODC	6	99	8	1000	1.000.000
			F	4-INV	2	90	8	1000	200.000
			F	4-INV	6	90	8	1000	2.850.000
			F	4-INV	6	99	8	1000	2.350.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**68.017.543**
5112 20RL **0001**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional**								500.000
	Estudante matriculado (unidade): 30		F	3-ODC	6	99	8	1000	500.000
5112 20RL **0041**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Paraná**								67.517.543
	Estudante matriculado (unidade): 34.749		F	3-ODC	2	90	8	1000	53.825.082
			F	3-ODC	2	90	8	1050	2.565.069
			F	3-ODC	2	90	8	1081	1.601.946
			F	3-ODC	2	91	8	1000	41.970
			F	3-ODC	6	90	8	1000	800.000
			F	3-ODC	6	99	8	1000	900.000
			F	4-INV	2	90	8	1000	1.853.476
			F	4-INV	2	90	8	1081	30.000
			F	4-INV	6	90	8	1000	2.400.000
			F	4-INV	6	99	8	1000	3.500.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.060.803**
5112 21B3 **0041**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Paraná**								2.060.803
	Projeto apoiado (unidade): 275		F	3-ODC	2	90	8	1000	1.760.803
			F	4-INV	2	90	8	1000	300.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**3.655.336**
5112 21IH **0041**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Paraná**								3.655.336
	Estudante assistido (unidade): 52		F	3-ODC	2	90	0	1000	3.655.336
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.322.610**
5112 21IV **0041**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Paraná**								3.322.610
	Estudante assistido (unidade): 1.661		F	3-ODC	2	90	0	1000	3.322.610
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.941.354**
5112 2994 **0041**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Paraná**								6.941.354
	Estudante assistido (unidade): 3.500		F	3-ODC	2	90	0	1000	6.941.354
Total									**788.818.431**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26433 INSTITUTO FEDERAL DO RIO DE JANEIRO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		561.205.483	562.684.294	560.714.645	666.065.494	664.217.158
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	499.752.474	507.300.136	507.300.136	610.987.537	610.987.537
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	3.177	17.236	17.236	19.430	19.430
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	66.061	84.335	84.335	84.335	84.335
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	61.383.771	55.282.587	53.312.938	54.974.192	53.125.856
Funcao						
09	PREVIDÊNCIA SOCIAL	63.714.655	64.377.944	64.377.944	79.143.983	79.143.983
12	EDUCAÇÃO	497.421.591	498.204.779	496.235.130	586.817.746	584.969.410
28	ENCARGOS ESPECIAIS	69.238	101.571	101.571	103.765	103.765
Subfuncao						
122	ADMINISTRAÇÃO GERAL	21.600	51.519	51.519	42.654	42.654
128	FORMAÇÃO DE RECURSOS HUMANOS	638.502	750.000	750.000	950.000	950.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	63.714.655	64.377.944	64.377.944	79.143.983	79.143.983
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	33.178.762	35.931.381	35.931.381	36.092.035	36.092.035
363	ENSINO PROFISSIONAL	395.500.729	393.650.788	391.681.139	472.058.341	470.210.005
846	OUTROS ENCARGOS ESPECIAIS	68.151.236	67.922.662	67.922.662	77.778.481	77.778.481
GND						
1	PESSOAL E ENCARGOS SOCIAIS	465.913.610	470.580.236	470.580.236	573.917.499	573.917.499
3	OUTRAS DESPESAS CORRENTES	84.901.951	88.768.241	86.303.085	88.659.641	85.286.550
4	INVESTIMENTOS	10.389.922	3.335.817	3.831.324	3.488.354	5.013.109

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**494.773.516**		**83.638.997**	**4.868.081**				**583.280.594**
1050			**1.647.553**	**145.028**				**1.792.581**
1056	**79.143.983**							**79.143.983**
Total	**573.917.499**	**0**	**85.286.550**	**5.013.109**	**0**	**0**	**0**	**664.217.158**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26433 INSTITUTO FEDERAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**610.987.537**
	Atividade								**454.168.838**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.189.224**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								4.189.224
			F	3-ODC	1	90	0	1000	459.996
			F	3-ODC	1	90	8	1000	3.729.228
0032 **20TP**	**Ativos Civis da União**	12 363							**417.084.149**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								417.084.149
			F	1-PES	1	90	8	1000	417.084.149
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**31.902.811**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								31.902.811
			F	3-ODC	1	90	0	1000	74.904
			F	3-ODC	1	90	8	1000	31.827.907
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**42.654**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								42.654
	Agente público beneficiado (unidade): 2		F	3-ODC	2	90	8	1000	42.654
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**950.000**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								950.000
	Servidor capacitado (unidade): 350		F	3-ODC	2	90	8	1000	950.000
	Operação Especial								**156.818.699**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**79.143.983**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								79.143.983
			S	1-PES	1	90	0	1056	79.143.983
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**77.674.716**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								77.674.716
			F	1-PES	0	91	8	1000	77.674.716
0909	**Operações Especiais: Outros Encargos Especiais**								**19.430**
	Operação Especial								**19.430**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								14.651
			F	1-PES	1	90	0	1000	14.651
0909 **0536**	**Benefícios de Legislação Especial**	28 846							**4.779**
0909 0536 **0033**	Benefícios de Legislação Especial - **No Estado do Rio de Janeiro**								4.779
			S	3-ODC	1	90	0	1000	4.779
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**84.335**
	Operação Especial								**84.335**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**84.335**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								84.335
			F	3-ODC	2	50	0	1000	84.335
5112	**Educação Profissional e Tecnológica que Transforma**								**53.125.856**
	Atividade								**53.125.856**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**4.817.030**
5112 20RG **0033**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								3.817.030
	Projeto viabilizado (unidade): 4		F	4-INV	2	90	8	1000	2.865.730
			F	4-INV	6	90	8	1000	951.300

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26433 INSTITUTO FEDERAL DO RIO DE JANEIRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **7239**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus Pinheiral - No Estado do Rio de Janeiro** Projeto viabilizado (unidade): 1								1.000.000
			F	3-ODC	6	90	8	1000	200.000
			F	4-INV	6	90	8	1000	800.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**35.566.720**
5112 20RL **0033**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro** Estudante matriculado (unidade): 21.000								35.566.720
			F	3-ODC	2	90	8	1000	33.356.179
			F	3-ODC	2	90	8	1050	1.629.627
			F	3-ODC	2	91	8	1000	166.909
			F	3-ODC	2	91	8	1050	17.926
			F	4-INV	2	90	8	1000	251.051
			F	4-INV	2	90	8	1050	145.028
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**3.653.751**
5112 21B3 **0033**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio de Janeiro** Projeto apoiado (unidade): 280								3.653.751
			F	3-ODC	2	90	8	1000	3.653.751
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**900.000**
5112 21IH **0033**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio de Janeiro** Estudante assistido (unidade): 300								900.000
			F	3-ODC	2	90	0	1000	900.000
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**2.650.702**
5112 21IV **0033**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio de Janeiro** Estudante assistido (unidade): 1.326								2.650.702
			F	3-ODC	2	90	0	1000	2.650.702
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.537.653**
5112 2994 **0033**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro** Estudante assistido (unidade): 3.200								5.537.653
			F	3-ODC	2	90	0	1000	5.537.653
Total									**664.217.158**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26434 INSTITUTO FEDERAL FLUMINENSE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		548.315.935	552.423.735	551.996.715	659.027.400	661.262.188
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	478.059.779	485.778.349	485.758.980	591.272.314	591.258.021
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	50.153	25.896	25.896	67.600	67.600
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	74.425	84.094	84.094	84.054	84.054
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	70.131.577	66.535.396	66.127.745	67.603.432	69.852.513
Funcao						
09	PREVIDÊNCIA SOCIAL	95.902.440	96.450.218	96.450.218	118.646.998	118.646.998
12	EDUCAÇÃO	452.288.916	455.863.527	455.436.507	540.228.748	542.463.536
28	ENCARGOS ESPECIAIS	124.578	109.990	109.990	151.654	151.654
Subfuncao						
122	ADMINISTRAÇÃO GERAL	52.927	80.000	80.000	80.000	80.000
128	FORMAÇÃO DE RECURSOS HUMANOS	1.000.000	1.000.000	980.631	1.000.000	985.707
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	95.902.440	96.450.218	96.450.218	118.646.998	118.646.998
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	28.141.599	31.381.310	31.381.310	31.729.239	31.729.239
363	ENSINO PROFISSIONAL	365.638.432	365.624.263	365.216.612	437.812.881	440.061.962
846	OUTROS ENCARGOS ESPECIAIS	57.580.537	57.887.944	57.887.944	69.758.282	69.758.282
GND						
1	PESSOAL E ENCARGOS SOCIAIS	448.915.407	453.342.935	453.342.935	558.530.675	558.530.675
3	OUTRAS DESPESAS CORRENTES	95.383.837	99.060.800	95.833.780	100.455.605	98.108.386
4	INVESTIMENTOS	4.016.691	20.000	2.820.000	41.120	4.623.127

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**439.883.677**		**95.583.698**	**4.602.007**				**540.069.382**
1050			**2.524.688**					**2.524.688**
1051				**21.120**				**21.120**
1056	**118.646.998**							**118.646.998**
Total	**558.530.675**	**0**	**98.108.386**	**4.623.127**	**0**	**0**	**0**	**661.262.188**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26434 INSTITUTO FEDERAL FLUMINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**591.258.021**
	Atividade								**403.004.395**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.422.428**
0032 2004 **0033**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								5.422.428
			F	3-ODC	1	90	0	1000	1.022.220
			F	3-ODC	1	90	8	1000	4.400.208
0032 **20TP**	**Ativos Civis da União**	12 363							**370.209.449**
0032 20TP **0033**	Ativos Civis da União - **No Estado do Rio de Janeiro**								370.209.449
			F	1-PES	1	90	8	1000	370.209.449
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**26.306.811**
0032 212B **0033**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio de Janeiro**								26.306.811
			F	3-ODC	1	90	0	1000	85.392
			F	3-ODC	1	90	8	1000	26.221.419
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**80.000**
0032 216H **0033**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio de Janeiro**								80.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	8	1000	80.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**985.707**
0032 4572 **0033**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio de Janeiro**								985.707
	Servidor capacitado (unidade): 120		F	3-ODC	2	90	8	1000	985.707
	Operação Especial								**188.253.626**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**118.646.998**
0032 0181 **0033**	Aposentadorias e Pensões Civis da União - **No Estado do Rio de Janeiro**								118.646.998
			S	1-PES	1	90	0	1056	118.646.998
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**69.606.628**
0032 09HB **0033**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio de Janeiro**								69.606.628
			F	1-PES	0	91	8	1000	69.606.628
0909	**Operações Especiais: Outros Encargos Especiais**								**67.600**
	Operação Especial								**67.600**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**67.600**
0909 00S6 **0033**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio de Janeiro**								67.600
			F	1-PES	1	90	0	1000	67.600
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**84.054**
	Operação Especial								**84.054**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**79.054**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								79.054
			F	3-ODC	2	50	0	1000	79.054
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**5.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								5.000
			F	3-ODC	2	80	0	1000	5.000
5112	**Educação Profissional e Tecnológica que Transforma**								**69.852.513**
	Atividade								**69.852.513**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**5.073.127**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26434 INSTITUTO FEDERAL FLUMINENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0033**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								1.591.120
	Projeto viabilizado (unidade): 39		F	3-ODC	6	99	8	1000	950.000
			F	4-INV	2	90	8	1000	20.000
			F	4-INV	2	90	8	1051	21.120
			F	4-INV	6	99	8	1000	600.000
5112 20RG **3290**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Município de Campos dos Goytacazes - RJ**								482.007
	Projeto viabilizado (unidade): 1		F	4-INV	6	90	8	1000	482.007
5112 20RG **7236**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campi da região Noroeste Fluminense - No Estado do Rio de Janeiro**								1.000.000
	Projeto viabilizado (unidade): 4		F	4-INV	6	90	8	1000	1.000.000
5112 20RG **7237**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campi da região Norte Fluminense - No Estado do Rio de Janeiro**								1.000.000
	Projeto viabilizado (unidade): 5		F	4-INV	6	90	8	1000	1.000.000
5112 20RG **7238**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Centro de Referência de Cordeiro - No Estado do Rio de Janeiro**								1.000.000
	Projeto viabilizado (unidade): 1		F	3-ODC	6	90	8	1000	500.000
			F	4-INV	6	90	8	1000	500.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**48.892.113**
5112 20RL **0001**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional**								1.100.000
	Estudante matriculado (unidade): 102		F	3-ODC	6	90	8	1000	700.000
			F	4-INV	6	99	8	1000	400.000
5112 20RL **0033**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								47.792.113
	Estudante matriculado (unidade): 22.246		F	3-ODC	2	90	8	1000	44.361.967
			F	3-ODC	2	90	8	1050	2.524.688
			F	3-ODC	2	91	8	1000	25.458
			F	3-ODC	6	90	8	1000	280.000
			F	4-INV	6	90	8	1000	600.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.529.118**
5112 21B3 **0033**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio de Janeiro**								1.529.118
	Projeto apoiado (unidade): 345		F	3-ODC	2	90	8	1000	1.529.118
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**1.958.580**
5112 21IH **0033**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio de Janeiro**								1.958.580
	Estudante assistido (unidade): 14		F	3-ODC	2	90	0	1000	1.958.580
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**4.013.942**
5112 21IV **0033**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio de Janeiro**								4.013.942
	Estudante assistido (unidade): 2.007		F	3-ODC	2	90	0	1000	4.013.942
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.385.633**
5112 2994 **0033**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio de Janeiro**								8.385.633
	Estudante assistido (unidade): 13.349		F	3-ODC	2	90	0	1000	8.385.633
Total									**661.262.188**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26435 INSTITUTO FEDERAL DO RIO GRANDE DO NORTE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		827.081.230	827.428.747	828.939.863	989.715.904	994.185.570
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	718.112.668	728.470.805	728.399.768	889.358.392	889.244.836
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	128.799	113.554	113.554	111.807	111.807
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	108.839.763	98.831.388	100.413.541	100.231.054	104.814.276
Funcao						
09	PREVIDÊNCIA SOCIAL	87.504.072	87.806.054	87.806.054	108.571.815	108.571.815
12	EDUCAÇÃO	739.448.359	739.496.139	741.007.255	881.017.631	885.487.297
28	ENCARGOS ESPECIAIS	128.799	126.554	126.554	126.458	126.458
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	1.332.469	1.540.000	1.468.963	1.550.000	1.436.444
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	87.504.072	87.806.054	87.806.054	108.571.815	108.571.815
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	50.257.453	55.477.104	55.477.104	57.305.783	57.305.783
363	ENSINO PROFISSIONAL	594.821.123	587.451.726	589.033.879	707.968.127	712.551.349
846	OUTROS ENCARGOS ESPECIAIS	93.166.113	95.153.863	95.153.863	114.320.179	114.320.179
GND						
1	PESSOAL E ENCARGOS SOCIAIS	666.522.746	671.466.701	671.466.701	830.517.260	830.517.260
3	OUTRAS DESPESAS CORRENTES	143.480.785	150.547.180	150.638.355	155.192.439	153.529.511
4	INVESTIMENTOS	17.077.699	5.414.866	6.834.807	4.006.205	10.138.799

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**721.945.445**		**152.529.511**	**9.782.594**				**884.257.550**
1050			**1.000.000**	**356.205**				**1.356.205**
1056	**108.571.815**							**108.571.815**
Total	**830.517.260**	**0**	**153.529.511**	**10.138.799**	**0**	**0**	**0**	**994.185.570**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26435 INSTITUTO FEDERAL DO RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**889.244.836**
	Atividade								**666.479.300**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**12.051.264**
0032 2004 **0024**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								12.051.264
			F	3-ODC	1	90	0	1000	1.226.664
			F	3-ODC	1	90	8	1000	10.824.600
0032 **20TP**	**Ativos Civis da União**	12 363							**607.737.073**
0032 20TP **0024**	Ativos Civis da União - **No Estado do Rio Grande do Norte**								607.737.073
			F	1-PES	1	90	8	1000	607.737.073
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**45.254.519**
0032 212B **0024**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Norte**								45.254.519
			F	3-ODC	1	90	0	1000	109.152
			F	3-ODC	1	90	8	1000	45.145.367
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**1.436.444**
0032 4572 **0024**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Norte**								1.436.444
	Servidor capacitado (unidade): 1.500		F	3-ODC	2	90	8	1000	1.436.444
	Operação Especial								**222.765.536**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**108.571.815**
0032 0181 **0024**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Norte**								108.571.815
			S	1-PES	1	90	0	1056	108.571.815
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**114.193.721**
0032 09HB **0024**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Norte**								114.193.721
			F	1-PES	0	91	8	1000	114.193.721
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0024**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Norte**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**111.807**
	Operação Especial								**111.807**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**111.807**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								111.807
			F	3-ODC	2	50	0	1000	111.807
5112	**Educação Profissional e Tecnológica que Transforma**								**104.814.276**
	Atividade								**104.814.276**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**7.629.118**
5112 20RG **0024**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Norte**								7.629.118
	Projeto viabilizado (unidade): 24		F	4-INV	2	90	8	1000	1.529.118
			F	4-INV	6	90	8	1000	6.100.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**66.564.768**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26435 INSTITUTO FEDERAL DO RIO GRANDE DO NORTE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0024**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Norte**								66.564.768
	Estudante matriculado (unidade): 43.510		F	3-ODC	2	90	8	1000	63.041.525
			F	3-ODC	2	90	8	1050	1.000.000
			F	3-ODC	2	91	8	1000	13.562
			F	4-INV	2	90	8	1000	1.853.476
			F	4-INV	2	90	8	1050	356.205
			F	4-INV	6	90	8	1000	300.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**7.603.838**
5112 21B3 **0024**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio Grande do Norte**								7.603.838
	Projeto apoiado (unidade): 873		F	3-ODC	2	90	8	1000	2.177.835
			F	3-ODC	6	90	8	1000	5.426.003
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**7.645.589**
5112 21IH **0024**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio Grande do Norte**								7.645.589
	Estudante assistido (unidade): 1.850		F	3-ODC	2	90	0	1000	7.645.589
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**4.975.828**
5112 21IV **0024**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio Grande do Norte**								4.975.828
	Estudante assistido (unidade): 2.489		F	3-ODC	2	90	0	1000	4.975.828
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**10.395.135**
5112 2994 **0024**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Norte**								10.395.135
	Estudante assistido (unidade): 26.168		F	3-ODC	2	90	0	1000	10.395.135
Total									**994.185.570**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26436 INSTITUTO FEDERAL SUL-RIO-GRANDENSE

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		603.788.735	594.635.124	593.465.134	713.662.876	710.466.853
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	527.789.861	531.416.102	531.416.102	649.805.116	649.805.116
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	86.244	115.519	115.519	112.580	112.580
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	75.912.630	63.090.503	61.920.513	63.730.529	60.534.506
Funcao						
09	PREVIDÊNCIA SOCIAL	92.756.382	93.851.333	93.851.333	114.890.553	114.890.553
12	EDUCAÇÃO	510.946.109	500.655.272	499.485.282	598.645.092	595.449.069
28	ENCARGOS ESPECIAIS	86.244	128.519	128.519	127.231	127.231
Subfuncao						
122	ADMINISTRAÇÃO GERAL	21.600	21.600	21.600	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	500.000	500.000	500.000	350.000	350.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	92.756.382	93.851.333	93.851.333	114.890.553	114.890.553
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	33.955.344	35.836.368	35.836.368	36.969.408	36.969.408
363	ENSINO PROFISSIONAL	409.469.165	398.146.609	396.976.619	485.589.430	482.393.407
846	OUTROS ENCARGOS ESPECIAIS	67.086.244	66.279.214	66.279.214	75.841.885	75.841.885
GND						
1	PESSOAL E ENCARGOS SOCIAIS	493.312.917	495.071.134	495.071.134	612.478.759	612.478.759
3	OUTRAS DESPESAS CORRENTES	106.942.223	98.263.990	96.594.000	100.150.343	96.954.320
4	INVESTIMENTOS	3.533.595	1.300.000	1.800.000	1.033.774	1.033.774

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**497.588.206**		**96.624.120**	**1.000.000**				**595.212.326**
1050			**330.200**	**33.774**				**363.974**
1056	**114.890.553**							**114.890.553**
Total	**612.478.759**	**0**	**96.954.320**	**1.033.774**	**0**	**0**	**0**	**710.466.853**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26436 INSTITUTO FEDERAL SUL-RIO-GRANDENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**649.805.116**
	Atividade								**459.199.909**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.696.036**
0032 2004 **0043**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								6.696.036
			F	3-ODC	1	90	0	1000	1.328.892
			F	3-ODC	1	90	8	1000	5.367.144
0032 **20TP**	**Ativos Civis da União**	12 363							**421.858.901**
0032 20TP **0043**	Ativos Civis da União - **No Estado do Rio Grande do Sul**								421.858.901
			F	1-PES	1	90	8	1000	421.858.901
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**30.273.372**
0032 212B **0043**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Rio Grande do Sul**								30.273.372
			F	3-ODC	1	90	0	1000	131.028
			F	3-ODC	1	90	8	1000	30.142.344
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0043**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Rio Grande do Sul** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**350.000**
0032 4572 **0043**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Rio Grande do Sul** Servidor capacitado (unidade): 150								350.000
			F	3-ODC	2	90	8	1000	350.000
	Operação Especial								**190.605.207**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**114.890.553**
0032 0181 **0043**	Aposentadorias e Pensões Civis da União - **No Estado do Rio Grande do Sul**								114.890.553
			S	1-PES	1	90	0	1056	114.890.553
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**75.714.654**
0032 09HB **0043**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Rio Grande do Sul**								75.714.654
			F	1-PES	0	91	8	1000	75.714.654
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0043**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Rio Grande do Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**112.580**
	Operação Especial								**112.580**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**112.580**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								112.580
			F	3-ODC	2	50	0	1000	112.580
5112	**Educação Profissional e Tecnológica que Transforma**								**60.534.506**
	Atividade								**60.534.506**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**750.000**
5112 20RG **0043**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul** Projeto viabilizado (unidade): 29								750.000
			F	3-ODC	6	90	8	1000	350.000
			F	4-INV	2	90	8	1000	400.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**46.206.841**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26436 INSTITUTO FEDERAL SUL-RIO-GRANDENSE

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RL **0043**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								46.206.841
	Estudante matriculado (unidade): 22.429		F	3-ODC	2	90	8	1000	44.027.867
			F	3-ODC	2	90	8	1050	330.200
			F	3-ODC	2	91	8	1000	315.000
			F	3-ODC	6	90	8	1000	1.000.000
			F	4-INV	2	90	8	1000	500.000
			F	4-INV	2	90	8	1050	33.774
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.064.760**
5112 21B3 **0043**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado do Rio Grande do Sul**								1.064.760
	Projeto apoiado (unidade): 150		F	3-ODC	2	90	8	1000	964.760
			F	4-INV	2	90	8	1000	100.000
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**2.852.968**
5112 21IH **0043**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado do Rio Grande do Sul**								2.852.968
	Estudante assistido (unidade): 765		F	3-ODC	2	90	0	1000	2.852.968
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**3.127.077**
5112 21IV **0043**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado do Rio Grande do Sul**								3.127.077
	Estudante assistido (unidade): 1.564		F	3-ODC	2	90	0	1000	3.127.077
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**6.532.860**
5112 2994 **0043**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado do Rio Grande do Sul**								6.532.860
	Estudante assistido (unidade): 2.600		F	3-ODC	2	90	0	1000	6.532.860
Total									**710.466.853**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26437 INSTITUTO FEDERAL DE RORAIMA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		178.132.965	178.838.564	177.703.181	217.199.837	217.088.856
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	153.515.502	154.721.568	154.721.568	193.354.499	193.354.499
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	0	40.000	40.000	50.000	50.000
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	24.617.462	24.063.996	22.928.613	23.780.687	23.669.706
Funcao						
09	PREVIDÊNCIA SOCIAL	25.223.550	24.359.293	24.359.293	30.604.473	30.604.473
12	EDUCAÇÃO	152.909.415	154.426.271	153.290.888	186.530.713	186.419.732
28	ENCARGOS ESPECIAIS	0	53.000	53.000	64.651	64.651
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	633.926	289.151	289.151	537.829	537.829
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	25.223.550	24.359.293	24.359.293	30.604.473	30.604.473
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	13.780.574	14.125.568	14.125.568	16.755.377	16.755.377
363	ENSINO PROFISSIONAL	120.194.914	121.768.834	120.633.451	147.879.210	147.768.229
846	OUTROS ENCARGOS ESPECIAIS	18.300.000	18.295.718	18.295.718	21.422.948	21.422.948
GND						
1	PESSOAL E ENCARGOS SOCIAIS	139.101.002	140.319.849	140.319.849	176.075.944	176.075.944
3	OUTRAS DESPESAS CORRENTES	38.377.284	38.092.715	36.957.332	39.923.893	38.327.205
4	INVESTIMENTOS	654.679	426.000	426.000	1.200.000	2.685.707

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**145.471.471**		**38.290.735**	**2.685.707**				**186.447.913**
1050			**36.470**					**36.470**
1056	**30.604.473**							**30.604.473**
Total	**176.075.944**	**0**	**38.327.205**	**2.685.707**	**0**	**0**	**0**	**217.088.856**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26437 INSTITUTO FEDERAL DE RORAIMA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**193.354.499**
	Atividade								**141.391.729**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.139.912**
0032 2004 **0014**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Roraima**								2.139.912
			F	3-ODC	1	90	0	1000	316.884
			F	3-ODC	1	90	8	1000	1.823.028
0032 **20TP**	**Ativos Civis da União**	12 363							**124.098.523**
0032 20TP **0014**	Ativos Civis da União - **No Estado de Roraima**								124.098.523
			F	1-PES	1	90	8	1000	124.098.523
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**14.615.465**
0032 212B **0014**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Roraima**								14.615.465
			F	3-ODC	1	90	0	1000	66.444
			F	3-ODC	1	90	8	1000	14.549.021
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**537.829**
0032 4572 **0014**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Roraima**								537.829
	Servidor capacitado (unidade): 60		F	3-ODC	2	90	8	1000	537.829
	Operação Especial								**51.962.770**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**30.604.473**
0032 0181 **0014**	Aposentadorias e Pensões Civis da União - **No Estado de Roraima**								30.604.473
			S	1-PES	1	90	0	1056	30.604.473
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**21.358.297**
0032 09HB **0014**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Roraima**								21.358.297
			F	1-PES	0	91	8	1000	21.358.297
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0014**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Roraima**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**50.000**
	Operação Especial								**50.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**50.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								50.000
			F	3-ODC	2	50	0	1000	50.000
5112	**Educação Profissional e Tecnológica que Transforma**								**23.669.706**
	Atividade								**23.669.706**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.485.707**
5112 20RG **0014**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Roraima**								2.485.707
	Projeto viabilizado (unidade): 2		F	4-INV	2	90	8	1000	985.707
			F	4-INV	6	99	8	1000	1.500.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**16.128.330**
5112 20RL **0014**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Roraima**								16.128.330
	Estudante matriculado (unidade): 7.000		F	3-ODC	2	90	8	1000	15.841.860
			F	3-ODC	2	90	8	1050	36.470
			F	3-ODC	2	91	8	1000	50.000
			F	4-INV	2	90	8	1000	200.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26437 INSTITUTO FEDERAL DE RORAIMA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**500.000**
5112	21B3	**0014**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Roraima**								500.000
			Projeto apoiado (unidade): 18		F	3-ODC	2	90	8	1000	500.000
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**200.000**
5112	21IH	**0014**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Roraima**								200.000
			Estudante assistido (unidade): 10		F	3-ODC	2	90	0	1000	200.000
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**1.410.000**
5112	21IV	**0014**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Roraima**								1.410.000
			Estudante assistido (unidade): 710		F	3-ODC	2	90	0	1000	1.410.000
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**2.945.669**
5112	2994	**0014**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Roraima**								2.945.669
			Estudante assistido (unidade): 900		F	3-ODC	2	90	0	1000	2.945.669
Total											**217.088.856**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26438 INSTITUTO FEDERAL DE SANTA CATARINA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		776.564.592	792.716.612	788.436.257	952.061.228	946.419.798
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	690.686.672	704.554.130	704.554.130	862.488.830	862.488.830
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	122.333	146.553	146.553	148.101	148.101
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	85.755.587	88.002.929	83.722.574	89.409.646	83.768.216
Funcao						
09	PREVIDÊNCIA SOCIAL	94.929.447	95.715.692	95.715.692	120.709.875	120.709.875
12	EDUCAÇÃO	681.512.812	696.841.367	692.561.012	831.188.601	825.547.171
28	ENCARGOS ESPECIAIS	122.333	159.553	159.553	162.752	162.752
Subfuncao						
122	ADMINISTRAÇÃO GERAL	30.000	110.495	110.495	432.712	432.712
128	FORMAÇÃO DE RECURSOS HUMANOS	312.895	443.172	443.172	428.699	428.699
131	COMUNICAÇÃO SOCIAL	250.000	598.247	598.247	598.247	598.247
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	94.929.447	95.715.692	95.715.692	120.709.875	120.709.875
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	42.863.392	48.120.842	48.120.842	49.167.044	49.167.044
363	ENSINO PROFISSIONAL	551.758.833	559.996.659	555.716.304	676.502.183	670.860.753
846	OUTROS ENCARGOS ESPECIAIS	86.420.024	87.731.505	87.731.505	104.222.468	104.222.468
GND						
1	PESSOAL E ENCARGOS SOCIAIS	647.230.384	655.294.374	655.294.374	811.876.779	811.876.779
3	OUTRAS DESPESAS CORRENTES	123.512.662	133.308.860	129.207.715	135.500.394	129.444.030
4	INVESTIMENTOS	5.821.545	4.113.378	3.934.168	4.684.055	5.098.989

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**691.166.904**		**127.510.560**	**5.098.989**				**823.776.453**
1050			**1.933.470**					**1.933.470**
1056	**120.709.875**							**120.709.875**
Total	**811.876.779**	**0**	**129.444.030**	**5.098.989**	**0**	**0**	**0**	**946.419.798**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26438 INSTITUTO FEDERAL DE SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**862.488.830**
	Atividade								**637.719.239**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.796.448**
0032 2004 **0042**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								7.796.448
			F	3-ODC	1	90	0	1000	920.004
			F	3-ODC	1	90	8	1000	6.876.444
0032 **20TP**	**Ativos Civis da União**	12 363							**587.092.537**
0032 20TP **0042**	Ativos Civis da União - **No Estado de Santa Catarina**								587.092.537
			F	1-PES	1	90	8	1000	587.092.537
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**41.370.596**
0032 212B **0042**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Santa Catarina**								41.370.596
			F	3-ODC	1	90	0	1000	97.080
			F	3-ODC	1	90	8	1000	41.273.516
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**432.712**
0032 216H **0042**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Santa Catarina**								432.712
	Agente público beneficiado (unidade): 11		F	3-ODC	2	90	8	1000	432.712
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**428.699**
0032 4572 **0042**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Santa Catarina**								428.699
	Servidor capacitado (unidade): 1.800		F	3-ODC	2	90	8	1000	428.699
0032 **4641**	**Publicidade de Utilidade Pública**	12 131							**598.247**
0032 4641 **0042**	Publicidade de Utilidade Pública - **No Estado de Santa Catarina**								598.247
			F	3-ODC	2	90	8	1000	598.247
	Operação Especial								**224.769.591**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**120.709.875**
0032 0181 **0042**	Aposentadorias e Pensões Civis da União - **No Estado de Santa Catarina**								120.709.875
			S	1-PES	1	90	0	1056	120.709.875
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**104.059.716**
0032 09HB **0042**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Santa Catarina**								104.059.716
			F	1-PES	0	91	8	1000	104.059.716
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0042**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Santa Catarina**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**148.101**
	Operação Especial								**148.101**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**148.101**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								148.101
			F	3-ODC	2	50	0	1000	148.101
5112	**Educação Profissional e Tecnológica que Transforma**								**83.768.216**
	Atividade								**83.768.216**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**1.400.000**
5112 20RG **0042**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Santa Catarina**								1.400.000
	Projeto viabilizado (unidade): 12		F	4-INV	2	90	8	1000	700.000
			F	4-INV	6	90	8	1000	700.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26438 INSTITUTO FEDERAL DE SANTA CATARINA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112	**20RL**		**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**64.321.891**
5112	20RL	**0042**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Santa Catarina**								64.321.891
			Estudante matriculado (unidade): 50.000		F	3-ODC	2	90	8	1000	58.657.437
					F	3-ODC	2	90	8	1050	1.933.470
					F	3-ODC	2	91	8	1000	124.995
					F	4-INV	2	90	8	1000	3.605.989
5112	**21B3**		**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**1.112.087**
5112	21B3	**0042**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de Santa Catarina**								1.112.087
			Projeto apoiado (unidade): 300		F	3-ODC	2	90	8	1000	1.112.087
5112	**21IH**		**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**3.831.510**
5112	21IH	**0042**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de Santa Catarina**								3.831.510
			Estudante assistido (unidade): 350		F	3-ODC	2	90	0	1000	3.831.510
5112	**21IV**		**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**4.211.459**
5112	21IV	**0042**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de Santa Catarina**								4.211.459
			Estudante assistido (unidade): 2.110		F	3-ODC	2	90	0	1000	4.211.459
5112	**2994**		**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**8.891.269**
5112	2994	**0042**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de Santa Catarina**								8.891.269
			Estudante assistido (unidade): 3.500		F	3-ODC	2	90	0	1000	8.798.269
					F	4-INV	2	90	0	1000	93.000
Total											**946.419.798**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26439 INSTITUTO FEDERAL DE SÃO PAULO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		1.276.819.184	1.259.312.255	1.272.923.684	1.502.688.007	1.555.637.336
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	1.096.570.426	1.113.230.900	1.113.230.900	1.351.972.398	1.351.972.398
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	144.728	172.931	172.931	174.898	174.898
5112	EDUCAÇÃO PROFISSIONAL E TECNOLÓGICA QUE TRANSFORMA	180.104.030	145.895.424	159.506.853	150.526.060	203.475.389
Funcao						
09	PREVIDÊNCIA SOCIAL	93.722.787	94.752.716	94.752.716	116.688.336	116.688.336
12	EDUCAÇÃO	1.182.951.669	1.164.373.608	1.177.985.037	1.385.810.122	1.438.759.451
28	ENCARGOS ESPECIAIS	144.728	185.931	185.931	189.549	189.549
Subfuncao						
122	ADMINISTRAÇÃO GERAL	309.342	380.000	380.000	340.000	340.000
128	FORMAÇÃO DE RECURSOS HUMANOS	500.000	600.000	600.000	600.000	600.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	93.722.787	94.752.716	94.752.716	116.688.336	116.688.336
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	78.748.179	87.986.414	87.986.414	86.021.173	86.021.173
363	ENSINO PROFISSIONAL	966.627.804	938.949.899	952.561.328	1.140.494.397	1.193.443.726
846	OUTROS ENCARGOS ESPECIAIS	136.911.072	136.643.226	136.643.226	158.544.101	158.544.101
GND						
1	PESSOAL E ENCARGOS SOCIAIS	1.017.012.906	1.024.277.486	1.024.277.486	1.265.025.876	1.265.025.876
3	OUTRAS DESPESAS CORRENTES	220.914.785	233.534.769	236.626.206	236.162.131	245.657.231
4	INVESTIMENTOS	38.891.493	1.500.000	12.019.992	1.500.000	44.954.229

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**1.148.337.540**		**243.833.315**	**43.454.229**				**1.435.625.084**
1050			**1.823.916**	**1.500.000**				**3.323.916**
1056	**116.688.336**							**116.688.336**
Total	**1.265.025.876**	**0**	**245.657.231**	**44.954.229**	**0**	**0**	**0**	**1.555.637.336**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26439 INSTITUTO FEDERAL DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**1.351.972.398**
	Atividade								**1.076.929.510**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**10.804.176**
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								10.804.176
			F	3-ODC	1	90	0	1000	817.788
			F	3-ODC	1	90	8	1000	9.986.388
0032 **20TP**	**Ativos Civis da União**	12 363							**989.968.337**
0032 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								989.968.337
			F	1-PES	1	90	8	1000	989.968.337
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**75.216.997**
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								75.216.997
			F	3-ODC	1	90	0	1000	92.604
			F	3-ODC	1	90	8	1000	75.124.393
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**340.000**
0032 216H **0035**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de São Paulo**								340.000
	Agente público beneficiado (unidade): 14		F	3-ODC	2	90	8	1000	340.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**600.000**
0032 4572 **0035**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de São Paulo**								600.000
	Servidor capacitado (unidade): 1.000		F	3-ODC	2	90	8	1000	600.000
	Operação Especial								**275.042.888**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**116.688.336**
0032 0181 **0035**	Aposentadorias e Pensões Civis da União - **No Estado de São Paulo**								116.688.336
			S	1-PES	1	90	0	1056	116.688.336
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**158.354.552**
0032 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								158.354.552
			F	1-PES	0	91	8	1000	158.354.552
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0035**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de São Paulo**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**174.898**
	Operação Especial								**174.898**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**174.898**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								174.898
			F	3-ODC	2	50	0	1000	174.898
5112	**Educação Profissional e Tecnológica que Transforma**								**203.475.389**
	Atividade								**203.475.389**
5112 **20RG**	**Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**54.431.229**
5112 20RG **0001**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional**								1.900.000
	Projeto viabilizado (unidade): 4		F	3-ODC	6	99	8	1000	1.900.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26439 INSTITUTO FEDERAL DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 20RG **0035**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de São Paulo** Projeto viabilizado (unidade): 29								50.731.229
			F	3-ODC	6	90	8	1000	3.800.000
			F	3-ODC	6	99	8	1000	5.777.000
			F	4-INV	2	90	8	1000	26.420.222
			F	4-INV	2	90	8	1050	1.500.000
			F	4-INV	6	90	8	1000	3.260.000
			F	4-INV	6	99	8	1000	9.974.007
5112 20RG **7227**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus Cidade Tiradentes - No Estado de São Paulo** Projeto viabilizado (unidade): 1								500.000
			F	4-INV	6	90	8	1000	500.000
5112 20RG **7235**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus Guarujá - No Estado de São Paulo** Projeto viabilizado (unidade): 1								300.000
			F	4-INV	6	90	8	1000	300.000
5112 20RG **7240**	Reestruturação e Modernização das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus Sorocaba - No Estado de São Paulo** Projeto viabilizado (unidade): 1								1.000.000
			F	4-INV	6	90	8	1000	1.000.000
5112 **20RL**	**Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**117.607.536**
5112 20RL **0001**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Nacional** Estudante matriculado (unidade): 105								1.500.000
			F	3-ODC	6	99	8	1000	1.500.000
5112 20RL **0035**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de São Paulo** Estudante matriculado (unidade): 75.015								114.907.536
			F	3-ODC	2	90	8	1000	104.950.381
			F	3-ODC	2	90	8	1050	1.823.916
			F	3-ODC	2	91	8	1000	33.239
			F	3-ODC	6	99	8	1000	6.900.000
			F	4-INV	6	90	8	1000	1.000.000
			F	4-INV	6	99	8	1000	200.000
5112 20RL **7066**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Mauá - No Município de Mauá - SP** Estudante matriculado (unidade): 12								200.000
			F	4-INV	6	90	8	1000	200.000
5112 20RL **7067**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Birigui - No Município de Birigui - SP** Estudante matriculado (unidade): 12								200.000
			F	3-ODC	6	90	8	1000	200.000
5112 20RL **7069**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Sertãozinho - No Município de Sertãozinho - SP** Estudante matriculado (unidade): 12								200.000
			F	4-INV	6	90	8	1000	200.000
5112 20RL **7070**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Ribeirão Preto - No Município de Ribeirão Preto - SP** Estudante matriculado (unidade): 12								200.000
			F	3-ODC	6	90	8	1000	200.000
5112 20RL **7071**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Rio Claro - No Município de Rio Claro - SP** Estudante matriculado (unidade): 12								200.000
			F	4-INV	6	90	8	1000	200.000
5112 20RL **7072**	Funcionamento das Instituições da Rede Federal de Educação Profissional, Científica e Tecnológica - **Campus de Matão - No Município de Matão - SP** Estudante matriculado (unidade): 12								200.000
			F	4-INV	6	90	8	1000	200.000
5112 **21B3**	**Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica**	12 363							**2.038.824**
5112 21B3 **0035**	Fomento às Ações de Ensino, Pesquisa, Extensão, Inovação e Sustentabilidade na Educação Profissional e Tecnológica - **No Estado de São Paulo** Projeto apoiado (unidade): 280								2.038.824
			F	3-ODC	2	90	8	1000	2.038.824
5112 **21IH**	**Assistência para Atendimento a Pessoas com Deficiência**	12 363							**4.262.996**
5112 21IH **0035**	Assistência para Atendimento a Pessoas com Deficiência - **No Estado de São Paulo** Estudante assistido (unidade): 1.000								4.262.996
			F	3-ODC	2	90	0	1000	4.262.996

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26439 INSTITUTO FEDERAL DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5112 **21IV**	**Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT**	12 363							**8.136.541**
5112 21IV **0035**	Apoio à Alimentação do Estudante da Rede Federal de Educação Profissional, Científica e Tecnológica –RFEPCT - **No Estado de São Paulo**								8.136.541
	Estudante assistido (unidade): 4.070		F	3-ODC	2	90	0	1000	8.136.541
5112 **2994**	**Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica**	12 363							**16.998.263**
5112 2994 **0035**	Assistência aos Estudantes da Rede Federal de Educação Profissional, Científica e Tecnológica - **No Estado de São Paulo**								16.998.263
	Estudante assistido (unidade): 14.000		F	3-ODC	2	90	0	1000	16.998.263
Total									**1.555.637.336**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26440 UNIVERSIDADE FEDERAL DA FRONTEIRA SUL

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		347.788.855	360.377.341	359.416.939	424.396.542	429.175.289
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	287.500.198	296.003.838	296.003.838	356.438.803	356.438.803
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	66.315	72.935	72.935	87.750	87.750
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	60.222.342	64.287.568	63.327.166	67.855.338	72.634.085
Funcao						
09	PREVIDÊNCIA SOCIAL	2.652.371	3.079.056	3.079.056	3.265.011	3.265.011
12	EDUCAÇÃO	345.070.169	357.212.350	356.251.948	421.029.130	425.807.877
28	ENCARGOS ESPECIAIS	66.315	85.935	85.935	102.401	102.401
Subfuncao						
122	ADMINISTRAÇÃO GERAL	57.383	55.391	55.391	129.280	129.280
128	FORMAÇÃO DE RECURSOS HUMANOS	87.703	150.000	150.000	190.000	190.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.652.371	3.079.056	3.079.056	3.265.011	3.265.011
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	20.387.438	22.271.266	22.271.266	22.588.326	22.588.326
364	ENSINO SUPERIOR	280.633.062	290.793.782	289.833.380	347.890.491	352.669.238
846	OUTROS ENCARGOS ESPECIAIS	43.970.899	44.027.846	44.027.846	50.333.434	50.333.434
GND						
1	PESSOAL E ENCARGOS SOCIAIS	266.967.674	273.540.181	273.540.181	333.545.848	333.545.848
3	OUTRAS DESPESAS CORRENTES	76.299.104	82.057.160	80.099.018	83.950.694	80.470.295
4	INVESTIMENTOS	4.522.076	4.780.000	5.777.740	6.900.000	15.159.146

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**330.280.837**		**77.472.588**	**14.959.146**				**422.712.571**
1050			**884.007**					**884.007**
1056	**3.265.011**							**3.265.011**
1081			**2.113.700**	**200.000**				**2.313.700**
Total	**333.545.848**	**0**	**80.470.295**	**15.159.146**	**0**	**0**	**0**	**429.175.289**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26440 UNIVERSIDADE FEDERAL DA FRONTEIRA SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**356.438.803**
	Atividade								**302.942.759**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.827.415**
0032 2004 **0040**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Sul**								2.827.415
			F	3-ODC	1	90	0	1000	16.644
			F	3-ODC	1	90	8	1000	2.810.771
0032 **20TP**	**Ativos Civis da União**	12 364							**280.035.153**
0032 20TP **0040**	Ativos Civis da União - **Na Região Sul**								280.035.153
			F	1-PES	1	90	8	1000	280.035.153
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**19.760.911**
0032 212B **0040**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Sul**								19.760.911
			F	3-ODC	1	90	0	1000	65.424
			F	3-ODC	1	90	8	1000	19.695.487
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**129.280**
0032 216H **0040**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na Região Sul**								129.280
	Agente público beneficiado (unidade): 7		F	3-ODC	2	90	8	1000	129.280
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**190.000**
0032 4572 **0040**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Na Região Sul**								190.000
	Servidor capacitado (unidade): 250		F	3-ODC	2	90	8	1000	185.000
			F	3-ODC	2	91	8	1000	5.000
	Operação Especial								**53.496.044**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**3.265.011**
0032 0181 **0040**	Aposentadorias e Pensões Civis da União - **Na Região Sul**								3.265.011
			S	1-PES	1	90	0	1056	3.265.011
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**50.231.033**
0032 09HB **0040**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Região Sul**								50.231.033
			F	1-PES	0	91	8	1000	50.231.033
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0040**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Região Sul**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**87.750**
	Operação Especial								**87.750**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**82.750**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								82.750
			F	3-ODC	2	50	0	1000	82.750
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**5.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								5.000
			F	3-ODC	2	80	0	1000	5.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**72.634.085**
	Atividade								**72.634.085**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.372.672**
5113 20GK **0040**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Na Região Sul**								2.772.669
	Projeto apoiado (unidade): 251		F	3-ODC	2	90	8	1000	2.622.669
			F	3-ODC	6	90	8	1000	150.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26440 UNIVERSIDADE FEDERAL DA FRONTEIRA SUL

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20GK **0041**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Paraná**								500.000
	Projeto apoiado (unidade): 20		F	3-ODC	6	99	8	1000	500.000
5113 20GK **0042**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Santa Catarina**								100.003
	Projeto apoiado (unidade): 1		F	3-ODC	6	90	8	1000	100.003
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**43.661.918**
5113 20RK **0040**	Funcionamento de Instituições Federais de Ensino Superior - **Na Região Sul**								43.661.918
	Estudante matriculado (unidade): 9.100		F	3-ODC	2	90	8	1000	39.069.929
			F	3-ODC	2	90	8	1050	884.007
			F	3-ODC	2	90	8	1081	2.113.700
			F	3-ODC	2	91	8	1000	111.500
			F	4-INV	2	90	8	1000	1.482.782
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**75.000**
5113 21D7 **0040**	Apoio à Educação a Distância - **Na Região Sul**								75.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	75.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**27.720**
5113 21GS **0040**	Internacionalização da Educação Superior - **Na Região Sul**								27.720
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	27.720
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**11.820.411**
5113 4002 **0040**	Assistência ao Estudante de Ensino Superior - **Na Região Sul**								11.820.411
	Estudante assistido (unidade): 2.200		F	3-ODC	2	90	0	1000	11.820.411
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**13.676.364**
5113 8282 **0040**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Na Região Sul**								4.926.364
	Projeto apoiado (unidade): 6		F	4-INV	2	90	8	1000	4.726.364
			F	4-INV	2	90	8	1081	200.000
5113 8282 **0041**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Paraná**								1.100.000
	Projeto apoiado (unidade): 21		F	4-INV	6	90	8	1000	1.100.000
5113 8282 **0042**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Santa Catarina**								650.000
	Projeto apoiado (unidade): 1		F	4-INV	6	90	8	1000	650.000
5113 8282 **7402**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Elaboração do Projeto para Implantação do Hospital Universitário no Campus de Chapecó - No Estado de Santa Catarina**								7.000.000
	Projeto apoiado (unidade): 1		F	4-INV	7	90	8	1000	7.000.000
Total									**429.175.289**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26441 UNIVERSIDADE FEDERAL DO OESTE DO PARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		254.900.882	261.788.679	259.426.288	309.018.952	305.406.405
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	206.664.032	212.095.293	212.095.293	257.841.619	257.841.619
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	49.685	58.884	58.884	62.993	62.993
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	48.187.164	49.621.502	47.259.111	51.099.689	47.487.142
Funcao						
09	PREVIDÊNCIA SOCIAL	6.008.828	5.887.769	5.887.769	7.724.278	7.724.278
12	EDUCAÇÃO	248.842.369	255.829.026	253.466.635	301.217.030	297.604.483
28	ENCARGOS ESPECIAIS	49.685	71.884	71.884	77.644	77.644
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	600.000	400.000	400.000	400.000	400.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	6.008.828	5.887.769	5.887.769	7.724.278	7.724.278
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	15.352.366	17.141.433	17.141.433	17.175.732	17.175.732
364	ENSINO SUPERIOR	202.103.511	205.996.438	203.634.047	245.843.294	242.230.747
846	OUTROS ENCARGOS ESPECIAIS	30.836.177	32.363.039	32.363.039	37.875.648	37.875.648
GND						
1	PESSOAL E ENCARGOS SOCIAIS	190.711.667	194.566.860	194.566.860	240.280.538	240.280.538
3	OUTRAS DESPESAS CORRENTES	64.089.379	66.871.820	64.509.429	67.495.576	63.883.029
4	INVESTIMENTOS	99.836	349.999	349.999	1.242.838	1.242.838

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**232.556.260**		**63.336.103**	**650.000**				**296.542.363**
1050			**79.549**					**79.549**
1051				**592.838**				**592.838**
1056	**7.724.278**							**7.724.278**
1081			**467.377**					**467.377**
Total	**240.280.538**	**0**	**63.883.029**	**1.242.838**	**0**	**0**	**0**	**305.406.405**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26441 UNIVERSIDADE FEDERAL DO OESTE DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**257.841.619**
	Atividade								**212.319.337**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**2.491.191**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								2.491.191
			F	3-ODC	1	90	0	1000	28.380
			F	3-ODC	1	90	8	1000	2.462.811
0032 **20TP**	**Ativos Civis da União**	12 364							**194.743.605**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								194.743.605
			F	1-PES	1	90	8	1000	194.743.605
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**14.684.541**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								14.684.541
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	14.633.421
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**400.000**
0032 4572 **0015**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Pará** Servidor capacitado (unidade): 460								400.000
			F	3-ODC	2	90	8	1000	400.000
	Operação Especial								**45.522.282**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**7.724.278**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								7.724.278
			S	1-PES	1	90	0	1056	7.724.278
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**37.798.004**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								37.798.004
			F	1-PES	0	91	8	1000	37.798.004
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**62.993**
	Operação Especial								**62.993**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**62.993**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								62.993
			F	3-ODC	2	50	0	1000	62.993
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**47.487.142**
	Atividade								**47.487.142**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.990.030**
5113 20GK **0015**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Pará** Projeto apoiado (unidade): 21								1.990.030
			F	3-ODC	2	90	8	1000	1.990.030
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**34.938.088**
5113 20RK **0015**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Pará** Estudante matriculado (unidade): 12.282								34.938.088
			F	3-ODC	2	90	8	1000	33.798.324
			F	3-ODC	2	90	8	1050	79.549
			F	3-ODC	2	90	8	1081	467.377
			F	4-INV	2	90	8	1051	592.838
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**9.909.024**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26441 UNIVERSIDADE FEDERAL DO OESTE DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 4002 **0015**	Assistência ao Estudante de Ensino Superior - **No Estado do Pará**								9.909.024
	Estudante assistido (unidade): 2.200		F	3-ODC	2	90	0	1000	9.909.024
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**650.000**
5113 8282 **0015**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Pará**								650.000
	Projeto apoiado (unidade): 2		F	4-INV	2	90	8	1000	650.000
Total									**305.406.405**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26442 UNIVERSIDADE DA INTEGRAÇÃO INTERNACIONAL DA LUSOFONIA AFRO-BRASILEIRA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		194.356.388	194.280.531	193.537.164	231.632.199	229.114.124
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	146.682.584	150.382.498	150.382.498	188.254.836	188.254.836
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	43.075	47.000	47.000	47.000	47.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	47.630.729	43.838.033	43.094.666	43.315.712	40.797.637
Funcao						
09	PREVIDÊNCIA SOCIAL	1.414.753	1.595.305	1.595.305	1.758.643	1.758.643
12	EDUCAÇÃO	192.898.560	192.625.226	191.881.859	229.811.905	227.293.830
28	ENCARGOS ESPECIAIS	43.075	60.000	60.000	61.651	61.651
Subfuncao						
122	ADMINISTRAÇÃO GERAL	0	21.600	21.600	129.600	129.600
128	FORMAÇÃO DE RECURSOS HUMANOS	34.745	50.000	50.000	50.000	50.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.414.753	1.595.305	1.595.305	1.758.643	1.758.643
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	12.640.113	13.386.655	13.386.655	14.057.974	14.057.974
364	ENSINO SUPERIOR	161.445.956	160.430.448	159.687.081	191.960.321	189.442.246
846	OUTROS ENCARGOS ESPECIAIS	18.820.821	18.796.523	18.796.523	23.675.661	23.675.661
GND						
1	PESSOAL E ENCARGOS SOCIAIS	134.007.725	136.937.243	136.937.243	174.031.913	174.031.913
3	OUTRAS DESPESAS CORRENTES	59.254.416	56.643.288	54.899.921	57.139.064	54.020.989
4	INVESTIMENTOS	1.094.247	700.000	1.700.000	461.222	1.061.222

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**172.273.270**		**53.820.989**	**1.000.000**				**227.094.259**
1050			**200.000**	**61.222**				**261.222**
1056	**1.758.643**							**1.758.643**
Total	**174.031.913**	**0**	**54.020.989**	**1.061.222**	**0**	**0**	**0**	**229.114.124**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26442 UNIVERSIDADE DA INTEGRAÇÃO INTERNACIONAL DA LUSOFONIA AFRO-BRASILEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**188.254.836**
	Atividade								**162.882.183**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.753.752**
0032 2004 **0020**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Nordeste**								1.753.752
			F	3-ODC	1	90	0	1000	11.472
			F	3-ODC	1	90	8	1000	1.742.280
0032 **20TP**	**Ativos Civis da União**	12 364							**148.644.609**
0032 20TP **0020**	Ativos Civis da União - **Na Região Nordeste**								148.644.609
			F	1-PES	1	90	8	1000	148.644.609
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**12.304.222**
0032 212B **0020**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Nordeste**								12.304.222
			F	3-ODC	1	90	0	1000	24.000
			F	3-ODC	1	90	8	1000	12.280.222
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**129.600**
0032 216H **0020**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **Na Região Nordeste**								129.600
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	8	1000	129.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**50.000**
0032 4572 **0020**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Na Região Nordeste**								50.000
	Servidor capacitado (unidade): 50		F	3-ODC	2	90	8	1000	50.000
	Operação Especial								**25.372.653**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.758.643**
0032 0181 **0020**	Aposentadorias e Pensões Civis da União - **Na Região Nordeste**								1.758.643
			S	1-PES	1	90	0	1056	1.758.643
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**23.614.010**
0032 09HB **0020**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Região Nordeste**								23.614.010
			F	1-PES	0	91	8	1000	23.614.010
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0020**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Região Nordeste**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**47.000**
	Operação Especial								**47.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**27.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								27.000
			F	3-ODC	2	50	0	1000	27.000
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1000	20.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**40.797.637**
	Atividade								**40.797.637**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.947.680**
5113 20GK **0020**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Na Região Nordeste**								2.947.680
	Projeto apoiado (unidade): 11		F	3-ODC	2	90	8	1000	2.947.680
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**24.078.161**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26442 UNIVERSIDADE DA INTEGRAÇÃO INTERNACIONAL DA LUSOFONIA AFRO-BRASILEIRA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0020**	Funcionamento de Instituições Federais de Ensino Superior - **Na Região Nordeste** Estudante matriculado (unidade): 6.412								24.078.161
			F	3-ODC	2	90	8	1000	23.875.549
			F	3-ODC	2	90	8	1050	200.000
			F	3-ODC	2	91	8	1000	2.612
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**74.221**
5113 21D7 **0020**	Apoio à Educação a Distância - **Na Região Nordeste** Projeto apoiado (unidade): 1								74.221
			F	3-ODC	2	90	8	1000	74.221
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**17.076**
5113 21GS **0020**	Internacionalização da Educação Superior - **Na Região Nordeste** Projeto apoiado (unidade): 1								17.076
			F	3-ODC	2	90	8	1000	17.076
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**12.619.277**
5113 4002 **0020**	Assistência ao Estudante de Ensino Superior - **Na Região Nordeste** Estudante assistido (unidade): 1.130								12.619.277
			F	3-ODC	2	90	0	1000	12.619.277
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**1.061.222**
5113 8282 **0020**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Na Região Nordeste** Projeto apoiado (unidade): 2								461.222
			F	4-INV	2	90	8	1000	400.000
			F	4-INV	2	90	8	1050	61.222
5113 8282 **0029**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Bahia** Projeto apoiado (unidade): 2								600.000
			F	4-INV	6	90	8	1000	600.000
Total									**229.114.124**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26443 EMPRESA BRASILEIRA DE SERVIÇOS HOSPITALARES

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		8.848.009.493	9.147.852.953	9.138.000.224	10.825.572.277	10.834.280.129
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	8.326.918.896	8.620.527.879	8.620.145.557	10.342.473.560	10.341.888.929
0901	OPERAÇÕES ESPECIAIS: CUMPRIMENTO DE SENTENÇAS JUDICIAIS	18.636.693	62.545.758	62.545.758	65.172.151	65.172.151
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	59.073	65.000	65.000	75.000	75.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	502.394.831	464.714.316	455.243.909	417.851.566	427.144.049
Funcao						
12	EDUCAÇÃO	8.829.313.727	9.085.242.195	9.075.389.466	10.760.325.126	10.769.032.978
28	ENCARGOS ESPECIAIS	18.695.765	62.610.758	62.610.758	65.247.151	65.247.151
Subfuncao						
122	ADMINISTRAÇÃO GERAL	6.843.775	8.200.007	7.817.685	8.430.000	7.845.369
128	FORMAÇÃO DE RECURSOS HUMANOS	0	50.000	50.000	50.000	50.000
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	8.259.164.913	8.495.589.551	8.486.119.144	9.827.820.789	9.837.113.272
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	563.305.039	581.252.637	581.252.637	923.924.337	923.924.337
364	ENSINO SUPERIOR	0	150.000	150.000	100.000	100.000
846	OUTROS ENCARGOS ESPECIAIS	18.695.765	62.610.758	62.610.758	65.247.151	65.247.151
GND						
1	PESSOAL E ENCARGOS SOCIAIS	7.774.996.545	8.091.077.506	8.091.077.506	9.472.466.876	9.472.466.876
3	OUTRAS DESPESAS CORRENTES	655.905.964	796.941.844	798.386.862	1.146.013.608	1.145.133.565
4	INVESTIMENTOS	417.106.984	259.833.603	248.535.856	207.091.793	216.679.688

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**9.472.466.876**		**973.945.077**	**116.679.688**				**10.563.091.641**
1049			**171.188.488**	**100.000.000**				**271.188.488**
Total	**9.472.466.876**	**0**	**1.145.133.565**	**216.679.688**	**0**	**0**	**0**	**10.834.280.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26443 EMPRESA BRASILEIRA DE SERVIÇOS HOSPITALARES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**10.341.888.929**
	Atividade								**10.341.888.929**
0032 **2000**	**Administração da Unidade**	12 122							**7.395.369**
0032 2000 **0053**	Administração da Unidade - **No Distrito Federal**								7.395.369
			S	3-ODC	2	90	8	1000	7.395.369
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**128.547.238**
0032 2004 **0001**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								128.547.238
			S	3-ODC	1	90	8	1000	128.547.238
0032 **20TP**	**Ativos Civis da União**	12 302							**9.410.069.223**
0032 20TP **0001**	Ativos Civis da União - **Nacional**								9.410.069.223
			S	1-PES	1	90	8	1000	9.410.069.223
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**795.377.099**
0032 212B **0001**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Nacional**								795.377.099
			S	3-ODC	1	90	8	1000	795.377.099
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**450.000**
0032 216H **0053**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Distrito Federal**								450.000
	Agente público beneficiado (unidade): 8		S	3-ODC	2	90	8	1000	450.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**50.000**
0032 4572 **0001**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Nacional**								50.000
	Servidor capacitado (unidade): 225		S	3-ODC	2	90	8	1000	50.000
0901	**Operações Especiais: Cumprimento de Sentenças Judiciais**								**65.172.151**
	Operação Especial								**65.172.151**
0901 **0022**	**Sentenças Judiciais Devidas por Empresas Estatais**	28 846							**50.921.281**
0901 0022 **0001**	Sentenças Judiciais Devidas por Empresas Estatais - **Nacional**								50.921.281
			S	1-PES	1	90	0	1000	48.146.783
			S	3-ODC	1	90	0	1000	2.774.498
0901 **0625**	**Sentenças Judiciais Transitadas em Julgado de Pequeno Valor**	28 846							**14.250.870**
0901 0625 **0001**	Sentenças Judiciais Transitadas em Julgado de Pequeno Valor - **Nacional**								14.250.870
			S	1-PES	1	90	0	1000	14.250.870
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**75.000**
	Operação Especial								**75.000**
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**75.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								75.000
			F	3-ODC	2	80	0	1000	75.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**427.144.049**
	Atividade								**351.384.518**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**100.000**
5113 20GK **0001**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Nacional**								100.000
	Projeto apoiado (unidade): 2		S	3-ODC	2	90	8	1000	50.000
			S	4-INV	2	90	8	1000	50.000
5113 **4086**	**Funcionamento e Gestão de Instituições Hospitalares Federais de ensino**	12 302							**351.284.518**
5113 4086 **0001**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **Nacional**								334.254.518
	Instituição apoiada (unidade): 49		S	3-ODC	2	90	8	1000	36.625.873
			S	3-ODC	2	90	8	1049	171.188.488
			S	4-INV	2	90	8	1000	23.440.157
			S	4-INV	2	90	8	1049	100.000.000
			S	4-INV	6	90	8	1000	3.000.000

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26443 EMPRESA BRASILEIRA DE SERVIÇOS HOSPITALARES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 4086 **0015**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado do Pará** Instituição apoiada (unidade): 1								500.000
			S	4-INV	6	90	8	1000	500.000
5113 4086 **0025**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado da Paraíba** Instituição apoiada (unidade): 3								1.000.000
			S	4-INV	6	90	8	1000	1.000.000
5113 4086 **0028**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado de Sergipe** Instituição apoiada (unidade): 1								200.000
			S	3-ODC	6	90	8	1000	200.000
5113 4086 **0032**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado do Espírito Santo** Instituição apoiada (unidade): 1								11.800.000
			S	3-ODC	7	90	8	1000	1.500.000
			S	4-INV	7	90	8	1000	10.300.000
5113 4086 **0033**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado do Rio de Janeiro** Instituição apoiada (unidade): 6								2.800.000
			S	3-ODC	6	90	8	1000	500.000
			S	4-INV	6	99	8	1000	2.300.000
5113 4086 **0035**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado de São Paulo** Instituição apoiada (unidade): 1								200.000
			S	3-ODC	6	90	8	1000	200.000
5113 4086 **0042**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado de Santa Catarina** Instituição apoiada (unidade): 1								330.000
			S	4-INV	6	90	8	1000	330.000
5113 4086 **0054**	Funcionamento e Gestão de Instituições Hospitalares Federais de ensino - **No Estado de Mato Grosso do Sul** Instituição apoiada (unidade): 10								200.000
			S	3-ODC	6	90	8	1000	200.000
	Projeto								**75.759.531**
5113 **169F**	**Desenvolvimento e Modernização dos Hospitais Universitários Federais**	12 302							**75.759.531**
5113 169F **0001**	Desenvolvimento e Modernização dos Hospitais Universitários Federais - **Nacional** Hospital apoiado (unidade): 11								75.759.531
			S	4-INV	2	90	8	1000	9.267.380
			S	4-INV	3	90	8	1000	66.492.151
Total									**10.834.280.129**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26445 HOSPITAL UNIVERSITÁRIO DA UNIFESP

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		373.884.877	386.832.029	386.832.029	439.137.553	439.137.553
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	373.884.877	386.819.029	386.819.029	439.137.553	439.137.553
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Funcao						
12	EDUCAÇÃO	373.884.877	386.819.029	386.819.029	439.137.553	439.137.553
28	ENCARGOS ESPECIAIS	0	13.000	13.000	0	0
Subfuncao						
302	ASSISTÊNCIA HOSPITALAR E AMBULATORIAL	288.845.356	298.169.323	298.169.323	346.838.567	346.838.567
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	27.209.693	29.833.832	29.833.832	29.307.059	29.307.059
846	OUTROS ENCARGOS ESPECIAIS	57.829.827	58.828.874	58.828.874	62.991.927	62.991.927
GND						
1	PESSOAL E ENCARGOS SOCIAIS	346.675.183	356.998.197	356.998.197	409.830.494	409.830.494
3	OUTRAS DESPESAS CORRENTES	27.209.693	29.833.832	29.833.832	29.307.059	29.307.059

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**409.830.494**		**29.307.059**					**439.137.553**
Total	**409.830.494**	**0**	**29.307.059**	**0**	**0**	**0**	**0**	**439.137.553**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26445 HOSPITAL UNIVERSITÁRIO DA UNIFESP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**439.137.553**
	Atividade								**376.145.626**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.799.355**
0032 2004 **0035**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								1.799.355
			S	3-ODC	1	90	0	1000	51.120
			S	3-ODC	1	90	8	1000	1.748.235
0032 **20TP**	**Ativos Civis da União**	12 302							**346.838.567**
0032 20TP **0035**	Ativos Civis da União - **No Estado de São Paulo**								346.838.567
			S	1-PES	1	90	8	1000	346.838.567
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**27.507.704**
0032 212B **0035**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de São Paulo**								27.507.704
			S	3-ODC	1	90	8	1000	27.507.704
	Operação Especial								**62.991.927**
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**62.991.927**
0032 09HB **0035**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de São Paulo**								62.991.927
			S	1-PES	0	91	8	1000	62.991.927
Total									**439.137.553**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26447 UNIVERSIDADE FEDERAL DO OESTE DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		144.850.966	150.323.687	149.741.796	178.486.073	176.727.805
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	115.650.600	119.911.671	119.911.671	145.452.842	145.452.842
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	29.615	30.202	30.202	33.624	33.624
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	29.170.751	30.368.814	29.786.923	32.984.956	31.226.688
Funcao						
09	PREVIDÊNCIA SOCIAL	726.719	776.208	776.208	804.450	804.450
12	EDUCAÇÃO	144.094.632	149.504.277	148.922.386	177.633.348	175.875.080
28	ENCARGOS ESPECIAIS	29.615	43.202	43.202	48.275	48.275
Subfuncao						
122	ADMINISTRAÇÃO GERAL	42.420	43.200	43.200	64.800	64.800
128	FORMAÇÃO DE RECURSOS HUMANOS	70.000	85.000	85.000	90.000	90.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	726.719	776.208	776.208	804.450	804.450
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.327.683	9.264.319	9.264.319	9.484.697	9.484.697
364	ENSINO SUPERIOR	121.155.724	125.436.214	124.854.323	150.058.291	148.300.023
846	OUTROS ENCARGOS ESPECIAIS	14.528.420	14.718.746	14.718.746	17.983.835	17.983.835
GND						
1	PESSOAL E ENCARGOS SOCIAIS	107.210.497	110.532.152	110.532.152	135.827.996	135.827.996
3	OUTRAS DESPESAS CORRENTES	36.416.666	38.791.535	38.229.013	39.658.077	37.719.595
4	INVESTIMENTOS	1.223.803	1.000.000	980.631	3.000.000	3.180.214

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**135.023.546**		**36.946.262**	**3.180.214**				**175.150.022**
1050			**773.333**					**773.333**
1056	**804.450**							**804.450**
Total	**135.827.996**	**0**	**37.719.595**	**3.180.214**	**0**	**0**	**0**	**176.727.805**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26447 UNIVERSIDADE FEDERAL DO OESTE DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**145.452.842**
	Atividade								**126.712.832**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**971.580**
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								971.580
			F	3-ODC	1	90	0	1000	4.080
			F	3-ODC	1	90	8	1000	967.500
0032 **20TP**	**Ativos Civis da União**	12 364							**117.073.335**
0032 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								117.073.335
			F	1-PES	1	90	8	1000	117.073.335
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.513.117**
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								8.513.117
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	8.461.997
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**64.800**
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia** Agente público beneficiado (unidade): 3								64.800
			F	3-ODC	2	90	8	1000	64.800
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**90.000**
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Bahia** Servidor capacitado (unidade): 110								90.000
			F	3-ODC	2	90	8	1000	90.000
	Operação Especial								**18.740.010**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**804.450**
0032 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								804.450
			S	1-PES	1	90	0	1056	804.450
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**17.935.560**
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								17.935.560
			F	1-PES	0	91	8	1000	17.935.560
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**33.624**
	Operação Especial								**33.624**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**33.624**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								33.624
			F	3-ODC	2	50	0	1000	33.624
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**31.226.688**
	Atividade								**31.226.688**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.053.476**
5113 20GK **0029**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado da Bahia** Projeto apoiado (unidade): 41								2.053.476
			F	3-ODC	2	90	8	1000	1.853.476
			F	3-ODC	6	90	8	1000	200.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**15.649.088**

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26447 UNIVERSIDADE FEDERAL DO OESTE DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0029**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado da Bahia**								15.649.088
	Estudante matriculado (unidade): 3.961		F	3-ODC	2	90	8	1000	14.468.022
			F	3-ODC	2	90	8	1050	773.333
			F	3-ODC	2	91	8	1000	7.733
			F	4-INV	6	90	8	1000	400.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**14.378**
5113 21GS **0029**	Internacionalização da Educação Superior - **No Estado da Bahia**								14.378
	Projeto apoiado (unidade): 2		F	3-ODC	2	90	8	1000	14.378
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**5.632.473**
5113 4002 **0029**	Assistência ao Estudante de Ensino Superior - **No Estado da Bahia**								5.632.473
	Estudante assistido (unidade): 2.650		F	3-ODC	2	90	0	1000	5.632.473
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**7.877.273**
5113 8282 **0029**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Bahia**								7.877.273
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	5.097.059
			F	4-INV	2	90	8	1000	2.780.214
Total									**176.727.805**

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26448 UNIVERSIDADE FEDERAL DO SUL E SUDESTE DO PARÁ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		177.335.379	177.380.087	177.076.640	210.257.431	208.194.312
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	145.160.218	148.624.330	148.624.330	180.078.101	180.078.101
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	20.787	19.236	19.236	81.456	81.456
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	26.787	35.000	35.000	33.000	33.000
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	32.127.587	28.701.521	28.398.074	30.064.874	28.001.755
Funcao						
09	PREVIDÊNCIA SOCIAL	1.020.722	985.782	985.782	1.225.958	1.225.958
12	EDUCAÇÃO	176.267.084	176.340.069	176.036.622	208.917.017	206.853.898
28	ENCARGOS ESPECIAIS	47.574	54.236	54.236	114.456	114.456
Subfuncao						
122	ADMINISTRAÇÃO GERAL	42.744	100.000	100.000	50.000	50.000
128	FORMAÇÃO DE RECURSOS HUMANOS	299.455	300.000	300.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.020.722	985.782	985.782	1.225.958	1.225.958
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	10.242.732	11.612.473	11.612.473	11.124.363	11.124.363
364	ENSINO SUPERIOR	146.909.006	145.788.387	145.484.940	174.895.670	172.832.551
846	OUTROS ENCARGOS ESPECIAIS	18.820.721	18.593.445	18.593.445	22.811.440	22.811.440
GND						
1	PESSOAL E ENCARGOS SOCIAIS	134.596.075	136.631.093	136.631.093	168.835.194	168.835.194
3	OUTRAS DESPESAS CORRENTES	38.184.426	40.496.886	39.193.439	40.470.439	38.407.320
4	INVESTIMENTOS	4.554.878	252.108	1.252.108	951.798	951.798

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**167.609.236**		**38.310.771**	**50.000**				**205.970.007**
1050			**96.549**					**96.549**
1056	**1.225.958**							**1.225.958**
1081				**901.798**				**901.798**
Total	**168.835.194**	**0**	**38.407.320**	**951.798**	**0**	**0**	**0**	**208.194.312**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26448 UNIVERSIDADE FEDERAL DO SUL E SUDESTE DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**180.078.101**
	Atividade								**156.155.159**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.355.820**
0032 2004 **0015**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								1.355.820
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	1.304.700
0032 **20TP**	**Ativos Civis da União**	12 364							**144.830.796**
0032 20TP **0015**	Ativos Civis da União - **No Estado do Pará**								144.830.796
			F	1-PES	1	90	8	1000	144.830.796
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**9.768.543**
0032 212B **0015**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Pará**								9.768.543
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	9.717.423
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**50.000**
0032 216H **0015**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Pará** Agente público beneficiado (unidade): 3								50.000
			F	3-ODC	2	90	8	1000	50.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**150.000**
0032 4572 **0015**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Pará** Servidor capacitado (unidade): 70								150.000
			F	3-ODC	2	90	8	1000	145.000
			F	3-ODC	2	91	8	1000	5.000
	Operação Especial								**23.922.942**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.225.958**
0032 0181 **0015**	Aposentadorias e Pensões Civis da União - **No Estado do Pará**								1.225.958
			S	1-PES	1	90	0	1056	1.225.958
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**22.696.984**
0032 09HB **0015**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Pará**								22.696.984
			F	1-PES	0	91	8	1000	22.696.984
0909	**Operações Especiais: Outros Encargos Especiais**								**81.456**
	Operação Especial								**81.456**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**81.456**
0909 00S6 **0015**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Pará**								81.456
			F	1-PES	1	90	0	1000	81.456
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**33.000**
	Operação Especial								**33.000**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**33.000**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								33.000
			F	3-ODC	2	50	0	1000	33.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**28.001.755**
	Atividade								**28.001.755**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**985.707**
5113 20GK **0015**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Pará** Projeto apoiado (unidade): 11								985.707
			F	3-ODC	2	90	8	1000	985.707
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**21.141.116**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26448 UNIVERSIDADE FEDERAL DO SUL E SUDESTE DO PARÁ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0015**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Pará** Estudante matriculado (unidade): 5.712								21.141.116
			F	3-ODC	2	90	8	1000	20.133.917
			F	3-ODC	2	90	8	1050	96.549
			F	3-ODC	2	91	8	1000	8.852
			F	4-INV	2	90	8	1081	901.798
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**20.000**
5113 21D7 **0015**	Apoio à Educação a Distância - **No Estado do Pará** Projeto apoiado (unidade): 1								20.000
			F	3-ODC	2	90	8	1000	20.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**21.953**
5113 21GS **0015**	Internacionalização da Educação Superior - **No Estado do Pará** Projeto apoiado (unidade): 3								21.953
			F	3-ODC	2	90	8	1000	21.953
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**5.782.979**
5113 4002 **0015**	Assistência ao Estudante de Ensino Superior - **No Estado do Pará** Estudante assistido (unidade): 3.512								5.782.979
			F	3-ODC	2	90	0	1000	5.782.979
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**50.000**
5113 8282 **0015**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Pará** Projeto apoiado (unidade): 1								50.000
			F	4-INV	2	90	8	1000	50.000
Total									**208.194.312**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26449 UNIVERSIDADE FEDERAL DO CARIRI

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		158.274.454	162.574.535	161.051.025	195.952.129	193.445.118
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	125.886.064	130.086.272	130.086.272	160.246.236	160.246.236
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	23.349	29.123	29.123	33.547	33.547
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	32.365.041	32.446.140	30.922.630	35.657.695	33.150.684
Funcao						
09	PREVIDÊNCIA SOCIAL	2.055.512	2.047.931	2.047.931	2.466.484	2.466.484
12	EDUCAÇÃO	156.195.593	160.484.481	158.960.971	193.437.447	190.930.436
28	ENCARGOS ESPECIAIS	23.349	42.123	42.123	48.198	48.198
Subfuncao						
128	FORMAÇÃO DE RECURSOS HUMANOS	161.117	206.250	206.250	177.026	177.026
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.055.512	2.047.931	2.047.931	2.466.484	2.466.484
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	9.379.031	10.647.269	10.647.269	10.625.591	10.625.591
364	ENSINO SUPERIOR	129.255.444	132.244.086	130.720.576	160.848.273	158.341.262
846	OUTROS ENCARGOS ESPECIAIS	17.423.349	17.428.999	17.428.999	21.834.755	21.834.755
GND						
1	PESSOAL E ENCARGOS SOCIAIS	116.345.915	119.245.753	119.245.753	149.458.270	149.458.270
3	OUTRAS DESPESAS CORRENTES	41.058.943	42.812.302	41.288.792	45.423.113	42.994.546
4	INVESTIMENTOS	869.596	516.480	516.480	1.070.746	992.302

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**146.991.786**		**41.650.948**	**992.302**				**189.635.036**
1050			**1.343.598**					**1.343.598**
1056	**2.466.484**							**2.466.484**
Total	**149.458.270**	**0**	**42.994.546**	**992.302**	**0**	**0**	**0**	**193.445.118**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26449 UNIVERSIDADE FEDERAL DO CARIRI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**160.246.236**
	Atividade								**135.993.195**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.739.436**
0032 2004 **0023**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								1.739.436
			F	3-ODC	1	90	0	1000	40.884
			F	3-ODC	1	90	8	1000	1.698.552
0032 **20TP**	**Ativos Civis da União**	12 364							**125.190.578**
0032 20TP **0023**	Ativos Civis da União - **No Estado do Ceará**								125.190.578
			F	1-PES	1	90	8	1000	125.190.578
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.886.155**
0032 212B **0023**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Ceará**								8.886.155
			F	3-ODC	1	90	0	1000	66.444
			F	3-ODC	1	90	8	1000	8.819.711
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**177.026**
0032 4572 **0023**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Ceará**								177.026
	Servidor capacitado (unidade): 200		F	3-ODC	2	90	8	1000	177.026
	Operação Especial								**24.253.041**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.466.484**
0032 0181 **0023**	Aposentadorias e Pensões Civis da União - **No Estado do Ceará**								2.466.484
			S	1-PES	1	90	0	1056	2.466.484
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**21.786.557**
0032 09HB **0023**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Ceará**								21.786.557
			F	1-PES	0	91	8	1000	21.786.557
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0023**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Ceará**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**33.547**
	Operação Especial								**33.547**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**33.547**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								33.547
			F	3-ODC	2	50	0	1000	33.547
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**33.150.684**
	Atividade								**33.150.684**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**3.889.659**
5113 20GK **0023**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Ceará**								3.889.659
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	3.889.659
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**21.275.523**
5113 20RK **0023**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Ceará**								21.275.523
	Estudante matriculado (unidade): 7.182		F	3-ODC	2	90	8	1000	20.045.075
			F	3-ODC	2	90	8	1050	1.195.886
			F	3-ODC	2	91	8	1000	34.562
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**45.485**
5113 21D7 **0023**	Apoio à Educação a Distância - **No Estado do Ceará**								45.485
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	45.485
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**14.239**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26449 UNIVERSIDADE FEDERAL DO CARIRI

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 21GS **0023**	Internacionalização da Educação Superior - **No Estado do Ceará**								14.239
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	14.239
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**6.933.476**
5113 4002 **0023**	Assistência ao Estudante de Ensino Superior - **No Estado do Ceará**								6.933.476
	Estudante assistido (unidade): 4.800		F	3-ODC	2	90	0	1000	6.785.764
			F	3-ODC	2	90	0	1050	147.712
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**992.302**
5113 8282 **0023**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Ceará**								992.302
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	992.302
Total									**193.445.118**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26450 UNIVERSIDADE FEDERAL DO SUL DA BAHIA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		142.111.138	145.783.847	145.304.961	177.991.602	176.020.639
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	116.958.326	120.911.103	120.911.103	149.306.180	149.306.180
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	17.067	36.006	36.006	26.007	26.007
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	25.135.745	24.823.738	24.344.852	28.644.764	26.673.801
Funcao						
09	PREVIDÊNCIA SOCIAL	1.689.246	1.782.769	1.782.769	2.119.628	2.119.628
12	EDUCAÇÃO	140.404.825	143.952.072	143.473.186	175.831.316	173.860.353
28	ENCARGOS ESPECIAIS	17.067	49.006	49.006	40.658	40.658
Subfuncao						
122	ADMINISTRAÇÃO GERAL	2.300	27.000	27.000	27.600	27.600
128	FORMAÇÃO DE RECURSOS HUMANOS	323.006	400.000	400.000	400.000	400.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.689.246	1.782.769	1.782.769	2.119.628	2.119.628
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	8.496.985	9.401.809	9.401.809	9.560.258	9.560.258
364	ENSINO SUPERIOR	116.047.256	118.517.634	118.038.748	147.524.527	145.553.564
846	OUTROS ENCARGOS ESPECIAIS	15.552.346	15.654.635	15.654.635	18.359.589	18.359.589
GND						
1	PESSOAL E ENCARGOS SOCIAIS	108.136.035	111.095.294	111.095.294	139.332.973	139.332.973
3	OUTRAS DESPESAS CORRENTES	31.380.494	31.466.923	31.049.447	36.138.011	34.278.451
4	INVESTIMENTOS	2.594.609	3.221.630	3.160.220	2.520.618	2.409.215

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**137.213.345**		**33.556.879**	**2.409.215**				**173.179.439**
1050			**721.572**					**721.572**
1056	**2.119.628**							**2.119.628**
Total	**139.332.973**	**0**	**34.278.451**	**2.409.215**	**0**	**0**	**0**	**176.020.639**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26450 UNIVERSIDADE FEDERAL DO SUL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**149.306.180**
	Atividade								**128.867.621**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.161.108**
0032 2004 **0029**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								1.161.108
			F	3-ODC	1	90	0	1000	15.336
			F	3-ODC	1	90	8	1000	1.145.772
0032 **20TP**	**Ativos Civis da União**	12 364							**118.879.763**
0032 20TP **0029**	Ativos Civis da União - **No Estado da Bahia**								118.879.763
			F	1-PES	1	90	8	1000	118.879.763
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**8.399.150**
0032 212B **0029**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado da Bahia**								8.399.150
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	8.348.030
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**27.600**
0032 216H **0029**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado da Bahia** Agente público beneficiado (unidade): 1								27.600
			F	3-ODC	2	90	8	1000	27.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**400.000**
0032 4572 **0029**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado da Bahia** Servidor capacitado (unidade): 400								400.000
			F	3-ODC	2	90	8	1000	370.000
			F	3-ODC	2	91	8	1000	30.000
	Operação Especial								**20.438.559**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.119.628**
0032 0181 **0029**	Aposentadorias e Pensões Civis da União - **No Estado da Bahia**								2.119.628
			S	1-PES	1	90	0	1056	2.119.628
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**18.318.931**
0032 09HB **0029**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado da Bahia**								18.318.931
			F	1-PES	0	91	8	1000	18.318.931
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0029**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado da Bahia**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**26.007**
	Operação Especial								**26.007**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**26.007**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								26.007
			F	3-ODC	2	50	0	1000	26.007
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**26.673.801**
	Atividade								**26.673.801**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**5.997.588**
5113 20GK **0029**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado da Bahia** Projeto apoiado (unidade): 5								5.997.588
			F	3-ODC	2	90	8	1000	4.588.373
			F	4-INV	2	90	8	1000	1.409.215
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**16.857.318**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26450 UNIVERSIDADE FEDERAL DO SUL DA BAHIA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0029**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado da Bahia**								16.857.318
	Estudante matriculado (unidade): 7.982		F	3-ODC	2	90	8	1000	15.178.530
			F	3-ODC	2	90	8	1050	721.572
			F	3-ODC	2	91	8	1000	7.216
			F	4-INV	2	90	8	1000	950.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**13.040**
5113 21GS **0029**	Internacionalização da Educação Superior - **No Estado da Bahia**								13.040
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	13.040
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**3.755.855**
5113 4002 **0029**	Assistência ao Estudante de Ensino Superior - **No Estado da Bahia**								3.755.855
	Estudante assistido (unidade): 1.206		F	3-ODC	2	90	0	1000	3.755.855
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**50.000**
5113 8282 **0029**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado da Bahia**								50.000
	Projeto apoiado (unidade): 1		F	4-INV	2	90	8	1000	50.000
Total									**176.020.639**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26452 UNIVERSIDADE FEDERAL DE CATALÃO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		128.797.428	133.892.063	133.436.285	160.961.399	160.006.984
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	111.457.718	115.719.554	115.719.554	141.753.444	141.753.444
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	48.771	76.250	76.250	73.750	73.750
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	17.290.938	18.083.259	17.627.481	19.119.554	18.165.139
Funcao						
09	PREVIDÊNCIA SOCIAL	1.712.093	1.603.580	1.603.580	2.449.467	2.449.467
12	EDUCAÇÃO	127.036.563	132.199.233	131.743.455	158.423.531	157.469.116
28	ENCARGOS ESPECIAIS	48.771	89.250	89.250	88.401	88.401
Subfuncao						
122	ADMINISTRAÇÃO GERAL	86.802.857	88.929.892	88.929.892	110.328.391	110.328.391
128	FORMAÇÃO DE RECURSOS HUMANOS	12.116	30.000	30.000	30.000	30.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.712.093	1.603.580	1.603.580	2.449.467	2.449.467
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.029.835	7.766.450	7.766.450	7.855.292	7.855.292
364	ENSINO SUPERIOR	17.290.938	18.083.259	17.627.481	19.119.554	18.165.139
846	OUTROS ENCARGOS ESPECIAIS	15.949.588	17.478.882	17.478.882	21.178.695	21.178.695
GND						
1	PESSOAL E ENCARGOS SOCIAIS	104.415.767	107.914.504	107.914.504	133.861.203	133.861.203
3	OUTRAS DESPESAS CORRENTES	24.381.032	25.434.792	24.979.014	26.574.294	25.619.879
4	INVESTIMENTOS	628	542.767	542.767	525.902	525.902

Fonte	1 - PES	2 - JUR	3 - ODC	4 - INV	5 - IFI	6 - AMT	9 - RES	Total
1000	**131.411.736**		**25.545.433**	**515.902**				**157.473.071**
1050			**74.446**	**10.000**				**84.446**
1056	**2.449.467**							**2.449.467**
Total	**133.861.203**	**0**	**25.619.879**	**525.902**	**0**	**0**	**0**	**160.006.984**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26452 UNIVERSIDADE FEDERAL DE CATALÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**141.753.444**
	Atividade								**118.213.683**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.292.460**
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								1.292.460
			F	3-ODC	1	90	0	1000	25.548
			F	3-ODC	1	90	8	1000	1.266.912
0032 **20TP**	**Ativos Civis da União**	12 122							**110.306.791**
0032 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								110.306.791
			F	1-PES	1	90	8	1000	110.306.791
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.562.832**
0032 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								6.562.832
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	6.511.712
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Goiás**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**30.000**
0032 4572 **0052**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Goiás**								30.000
	Servidor capacitado (unidade): 15		F	3-ODC	2	90	8	1000	30.000
	Operação Especial								**23.539.761**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.449.467**
0032 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								2.449.467
			S	1-PES	1	90	0	1056	2.449.467
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**21.090.294**
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								21.090.294
			F	1-PES	0	91	8	1000	21.090.294
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**73.750**
	Operação Especial								**73.750**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**53.750**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								53.750
			F	3-ODC	2	50	0	1000	53.750
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1000	20.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**18.165.139**
	Atividade								**18.165.139**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.192.712**
5113 20GK **0052**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Goiás**								1.192.712
	Projeto apoiado (unidade): 13		F	3-ODC	2	90	8	1000	1.192.712
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**12.253.033**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26452 UNIVERSIDADE FEDERAL DE CATALÃO

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113	20RK	**0052**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Goiás**								12.253.033
			Estudante matriculado (unidade): 3.947		F	3-ODC	2	90	8	1000	11.768.587
					F	3-ODC	2	90	8	1050	73.602
					F	3-ODC	2	91	8	1050	844
					F	3-ODC	6	99	8	1000	400.000
					F	4-INV	2	90	8	1050	10.000
5113	**21D7**		**Apoio à Educação a Distância**	12 364							**20.274**
5113	21D7	**0052**	Apoio à Educação a Distância - **No Estado de Goiás**								20.274
			Projeto apoiado (unidade): 3		F	3-ODC	2	90	8	1000	20.274
5113	**21GS**		**Internacionalização da Educação Superior**	12 364							**11.641**
5113	21GS	**0052**	Internacionalização da Educação Superior - **No Estado de Goiás**								11.641
			Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	11.641
5113	**4002**		**Assistência ao Estudante de Ensino Superior**	12 364							**4.187.479**
5113	4002	**0052**	Assistência ao Estudante de Ensino Superior - **No Estado de Goiás**								4.187.479
			Estudante assistido (unidade): 2.481		F	3-ODC	2	90	0	1000	4.171.577
					F	4-INV	2	90	0	1000	15.902
5113	**8282**		**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**500.000**
5113	8282	**0052**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Goiás**								500.000
			Projeto apoiado (unidade): 11		F	4-INV	2	90	8	1000	500.000
Total											**160.006.984**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26453 UNIVERSIDADE FEDERAL DE JATAÍ

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		140.003.306	142.442.377	141.722.271	177.118.486	175.735.474
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	117.813.708	119.173.940	119.173.940	151.688.298	151.688.298
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	25.164	54.687	54.687	53.757	53.757
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	22.164.434	23.200.750	22.480.644	25.361.780	23.978.768
Funcao						
09	PREVIDÊNCIA SOCIAL	1.426.425	1.055.740	1.055.740	2.067.182	2.067.182
12	EDUCAÇÃO	138.551.717	141.318.950	140.598.844	174.982.896	173.599.884
28	ENCARGOS ESPECIAIS	25.164	67.687	67.687	68.408	68.408
Subfuncao						
122	ADMINISTRAÇÃO GERAL	91.773.460	92.443.515	92.443.515	119.387.909	119.387.909
128	FORMAÇÃO DE RECURSOS HUMANOS	21.756	120.000	120.000	120.000	120.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.426.425	1.055.740	1.055.740	2.067.182	2.067.182
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.583.425	8.415.394	8.415.394	8.724.111	8.724.111
364	ENSINO SUPERIOR	22.164.434	23.200.750	22.480.644	25.361.780	23.978.768
846	OUTROS ENCARGOS ESPECIAIS	17.033.807	17.206.978	17.206.978	21.457.504	21.457.504
GND						
1	PESSOAL E ENCARGOS SOCIAIS	110.208.527	110.651.546	110.651.546	142.834.838	142.834.838
3	OUTRAS DESPESAS CORRENTES	29.362.950	31.690.831	30.970.725	33.695.514	32.312.502
4	INVESTIMENTOS	431.829	100.000	100.000	588.134	588.134

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**140.767.656**		**32.121.022**	**588.134**				**173.476.812**
1050			**191.480**					**191.480**
1056	**2.067.182**							**2.067.182**
Total	**142.834.838**	**0**	**32.312.502**	**588.134**	**0**	**0**	**0**	**175.735.474**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26453 UNIVERSIDADE FEDERAL DE JATAÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**151.688.298**
	Atividade								**128.232.020**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.483.500**
0032 2004 **0052**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								1.483.500
			F	3-ODC	1	90	0	1000	25.548
			F	3-ODC	1	90	8	1000	1.457.952
0032 **20TP**	**Ativos Civis da União**	12 122							**119.363.909**
0032 20TP **0052**	Ativos Civis da União - **No Estado de Goiás**								119.363.909
			F	1-PES	1	90	8	1000	119.363.909
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.240.611**
0032 212B **0052**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Goiás**								7.240.611
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	7.189.491
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**24.000**
0032 216H **0052**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Goiás**								24.000
	Agente público beneficiado (unidade): 6		F	3-ODC	2	90	8	1000	24.000
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**120.000**
0032 4572 **0052**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Goiás**								120.000
	Servidor capacitado (unidade): 181		F	3-ODC	2	90	8	1000	120.000
	Operação Especial								**23.456.278**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.067.182**
0032 0181 **0052**	Aposentadorias e Pensões Civis da União - **No Estado de Goiás**								2.067.182
			S	1-PES	1	90	0	1056	2.067.182
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**21.389.096**
0032 09HB **0052**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Goiás**								21.389.096
			F	1-PES	0	91	8	1000	21.389.096
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0052**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Goiás**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**53.757**
	Operação Especial								**53.757**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**53.757**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								53.757
			F	3-ODC	2	50	0	1000	53.757
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**23.978.768**
	Atividade								**23.978.768**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.170.471**
5113 20GK **0052**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Goiás**								1.170.471
	Projeto apoiado (unidade): 4		F	3-ODC	2	90	8	1000	1.170.471
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**17.623.819**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26453 UNIVERSIDADE FEDERAL DE JATAÍ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0052**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Goiás** Estudante matriculado (unidade): 4.004								17.623.819
			F	3-ODC	2	90	8	1000	16.532.339
			F	3-ODC	2	90	8	1050	191.480
			F	3-ODC	6	99	8	1000	400.000
			F	4-INV	2	90	8	1000	500.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**12.690**
5113 21GS **0052**	Internacionalização da Educação Superior - **No Estado de Goiás** Projeto apoiado (unidade): 2								12.690
			F	3-ODC	2	90	8	1000	12.690
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**4.851.654**
5113 4002 **0052**	Assistência ao Estudante de Ensino Superior - **No Estado de Goiás** Estudante assistido (unidade): 3.605								4.851.654
			F	3-ODC	2	90	0	1000	4.851.654
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**320.134**
5113 8282 **0052**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Goiás** Projeto apoiado (unidade): 3								320.134
			F	3-ODC	2	90	8	1000	232.000
			F	4-INV	2	90	8	1000	88.134
Total									**175.735.474**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26454 UNIVERSIDADE FEDERAL DE RONDONÓPOLIS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		130.839.515	126.739.542	131.396.502	155.093.068	160.437.286
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	104.135.032	108.094.744	108.094.744	135.422.212	135.422.212
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	22.914	51.573	51.573	64.233	64.233
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	26.681.569	18.580.225	23.237.185	19.591.972	24.936.190
Funcao						
09	PREVIDÊNCIA SOCIAL	2.048.085	1.791.370	1.791.370	2.722.244	2.722.244
12	EDUCAÇÃO	128.768.515	124.883.599	129.540.559	152.291.940	157.636.158
28	ENCARGOS ESPECIAIS	22.914	64.573	64.573	78.884	78.884
Subfuncao						
122	ADMINISTRAÇÃO GERAL	80.271.032	84.502.800	84.502.800	105.939.163	105.939.163
128	FORMAÇÃO DE RECURSOS HUMANOS	58.828	345.000	345.000	345.000	345.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	2.048.085	1.791.370	1.791.370	2.722.244	2.722.244
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.330.367	6.364.004	6.364.004	7.395.990	7.395.990
364	ENSINO SUPERIOR	26.681.569	18.580.225	23.237.185	19.591.972	24.936.190
846	OUTROS ENCARGOS ESPECIAIS	15.449.633	15.156.143	15.156.143	19.098.699	19.098.699
GND						
1	PESSOAL E ENCARGOS SOCIAIS	97.745.837	101.374.740	101.374.740	127.674.273	127.674.273
3	OUTRAS DESPESAS CORRENTES	22.496.326	22.879.777	22.134.661	25.136.017	24.588.506
4	INVESTIMENTOS	10.597.352	2.485.025	7.887.101	2.282.778	8.174.507

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**124.952.029**		**24.386.023**	**8.174.507**				**157.512.559**
1050			**202.483**					**202.483**
1056	**2.722.244**							**2.722.244**
Total	**127.674.273**	**0**	**24.588.506**	**8.174.507**	**0**	**0**	**0**	**160.437.286**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26454 UNIVERSIDADE FEDERAL DE RONDONÓPOLIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**135.422.212**
	Atividade								**113.680.153**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**890.580**
0032 2004 **0051**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								890.580
			F	3-ODC	1	90	0	1000	26.064
			F	3-ODC	1	90	8	1000	864.516
0032 **20TP**	**Ativos Civis da União**	12 122							**105.917.563**
0032 20TP **0051**	Ativos Civis da União - **No Estado de Mato Grosso**								105.917.563
			F	1-PES	1	90	8	1000	105.917.563
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**6.505.410**
0032 212B **0051**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Mato Grosso**								6.505.410
			F	3-ODC	1	90	8	1000	6.505.410
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0051**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Mato Grosso**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**345.000**
0032 4572 **0051**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Mato Grosso**								345.000
	Servidor capacitado (unidade): 80		F	3-ODC	2	90	8	1000	345.000
	Operação Especial								**21.742.059**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**2.722.244**
0032 0181 **0051**	Aposentadorias e Pensões Civis da União - **No Estado de Mato Grosso**								2.722.244
			S	1-PES	1	90	0	1056	2.722.244
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**19.019.815**
0032 09HB **0051**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Mato Grosso**								19.019.815
			F	1-PES	0	91	8	1000	19.019.815
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0051**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Mato Grosso**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**64.233**
	Operação Especial								**64.233**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**44.233**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								44.233
			F	3-ODC	2	50	0	1000	44.233
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**20.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								20.000
			F	3-ODC	2	80	0	1000	20.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**24.936.190**
	Atividade								**24.936.190**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**725.300**
5113 20GK **0051**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Mato Grosso**								725.300
	Projeto apoiado (unidade): 9		F	3-ODC	2	90	8	1000	725.300
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**12.648.697**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26454 UNIVERSIDADE FEDERAL DE RONDONÓPOLIS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0051**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Mato Grosso** Estudante matriculado (unidade): 5.560								12.648.697
			F	3-ODC	2	90	8	1000	10.587.224
			F	3-ODC	2	90	8	1050	202.483
			F	3-ODC	2	91	8	1000	20.190
			F	3-ODC	6	90	8	1000	650.000
			F	4-INV	2	90	8	1000	1.188.800
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**15.620**
5113 21GS **0051**	Internacionalização da Educação Superior - **No Estado de Mato Grosso** Projeto apoiado (unidade): 1								15.620
			F	3-ODC	2	90	8	1000	15.620
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**4.560.866**
5113 4002 **0051**	Assistência ao Estudante de Ensino Superior - **No Estado de Mato Grosso** Estudante assistido (unidade): 3.000								4.560.866
			F	3-ODC	2	90	0	1000	4.560.866
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**6.985.707**
5113 8282 **0051**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Mato Grosso** Projeto apoiado (unidade): 3								985.707
			F	4-INV	2	90	8	1000	985.707
5113 8282 **7403**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Conclusão do Prédio Administrativo da Reitoria da Universidade Federal de Rondonópolis - No Estado de Mato Grosso** Projeto apoiado (unidade): 1								6.000.000
			F	4-INV	7	90	8	1000	6.000.000
Total									**160.437.286**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26455 UNIVERSIDADE FEDERAL DO DELTA DO PARNAÍBA

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		108.770.186	110.817.796	135.499.442	134.089.832	142.368.089
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	85.591.467	88.003.243	88.003.243	109.277.099	109.277.099
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	23.464	26.357	26.357	25.500	25.500
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	23.155.254	22.775.196	47.456.842	24.772.582	33.050.839
Funcao						
09	PREVIDÊNCIA SOCIAL	1.141.155	1.041.213	1.041.213	1.569.413	1.569.413
12	EDUCAÇÃO	107.605.567	109.737.226	134.418.872	132.480.268	140.758.525
28	ENCARGOS ESPECIAIS	23.464	39.357	39.357	40.151	40.151
Subfuncao						
122	ADMINISTRAÇÃO GERAL	66.365.036	68.095.012	68.095.012	85.620.372	85.620.372
128	FORMAÇÃO DE RECURSOS HUMANOS	84.031	200.000	200.000	100.000	100.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.141.155	1.041.213	1.041.213	1.569.413	1.569.413
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	6.064.943	6.341.159	6.341.159	6.969.955	6.969.955
364	ENSINO SUPERIOR	23.155.254	22.775.196	47.456.842	24.772.582	33.050.839
846	OUTROS ENCARGOS ESPECIAIS	11.959.767	12.365.216	12.365.216	15.057.510	15.057.510
GND						
1	PESSOAL E ENCARGOS SOCIAIS	79.442.494	81.475.084	81.475.084	102.221.795	102.221.795
3	OUTRAS DESPESAS CORRENTES	28.329.677	28.342.712	27.350.840	30.491.699	28.884.249
4	INVESTIMENTOS	998.015	1.000.000	26.673.518	1.376.338	11.262.045

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**100.652.382**		**28.241.699**	**11.262.045**				**140.156.126**
1050			**642.550**					**642.550**
1056	**1.569.413**							**1.569.413**
Total	**102.221.795**	**0**	**28.884.249**	**11.262.045**	**0**	**0**	**0**	**142.368.089**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26455 UNIVERSIDADE FEDERAL DO DELTA DO PARNAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**109.277.099**
	Atividade								**92.690.327**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.208.676**
0032 2004 **0020**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Nordeste**								1.208.676
			F	3-ODC	1	90	0	1000	25.548
			F	3-ODC	1	90	8	1000	1.183.128
0032 **20TP**	**Ativos Civis da União**	12 122							**85.620.372**
0032 20TP **0020**	Ativos Civis da União - **Na Região Nordeste**								85.620.372
			F	1-PES	1	90	8	1000	85.620.372
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**5.761.279**
0032 212B **0020**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **Na Região Nordeste**								5.761.279
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	5.710.159
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**100.000**
0032 4572 **0020**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **Na Região Nordeste** Servidor capacitado (unidade): 50								100.000
			F	3-ODC	2	90	8	1000	100.000
	Operação Especial								**16.586.772**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.569.413**
0032 0181 **0020**	Aposentadorias e Pensões Civis da União - **Na Região Nordeste**								1.569.413
			S	1-PES	1	90	0	1056	1.569.413
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**15.017.359**
0032 09HB **0020**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **Na Região Nordeste**								15.017.359
			F	1-PES	0	91	8	1000	15.017.359
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0020**	Benefício Especial - Lei nº 12.618, de 2012 - **Na Região Nordeste**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**25.500**
	Operação Especial								**25.500**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**25.500**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								25.500
			F	3-ODC	2	50	0	1000	25.500
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**33.050.839**
	Atividade								**33.050.839**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**2.454.798**
5113 20GK **0020**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **Na Região Nordeste** Projeto apoiado (unidade): 4								2.454.798
			F	3-ODC	2	90	8	1000	2.304.798
			F	4-INV	2	90	8	1000	150.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**14.280.797**
5113 20RK **0020**	Funcionamento de Instituições Federais de Ensino Superior - **Na Região Nordeste** Estudante matriculado (unidade): 3.500								14.280.797
			F	3-ODC	2	90	8	1000	12.652.540
			F	3-ODC	2	90	8	1050	642.550
			F	4-INV	2	90	8	1000	985.707
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**10.000**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26455 UNIVERSIDADE FEDERAL DO DELTA DO PARNAÍBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 21D7 **0020**	Apoio à Educação a Distância - **Na Região Nordeste**								10.000
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	10.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**12.591**
5113 21GS **0020**	Internacionalização da Educação Superior - **Na Região Nordeste**								12.591
	Projeto apoiado (unidade): 1		F	3-ODC	2	90	8	1000	12.591
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**5.376.340**
5113 4002 **0020**	Assistência ao Estudante de Ensino Superior - **Na Região Nordeste**								5.376.340
	Estudante assistido (unidade): 3.000		F	3-ODC	2	90	0	1000	5.376.340
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**10.916.313**
5113 8282 **0020**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **Na Região Nordeste**								1.016.313
	Projeto apoiado (unidade): 10		F	3-ODC	2	90	8	1000	789.975
			F	4-INV	2	90	8	1000	226.338
5113 8282 **0022**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Piauí**								9.900.000
	Projeto apoiado (unidade): 2								(VETADO)
			F	4-INV	7	90	8	1000	2.400.000
Total									**142.368.089**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26456 UNIVERSIDADE FEDERAL DO AGRESTE DE PERNAMBUCO

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		87.580.849	88.075.794	87.588.382	110.132.645	109.550.677
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	72.889.619	72.492.152	72.492.152	94.018.488	94.018.488
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	26.260	34.627	34.627	73.624	73.624
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	14.664.970	15.536.015	15.048.603	16.025.882	15.443.914
Funcao						
09	PREVIDÊNCIA SOCIAL	1.107.392	1.111.198	1.111.198	1.330.963	1.330.963
12	EDUCAÇÃO	86.447.197	86.916.969	86.429.557	108.713.407	108.131.439
28	ENCARGOS ESPECIAIS	26.260	47.627	47.627	88.275	88.275
Subfuncao						
122	ADMINISTRAÇÃO GERAL	56.445.679	55.029.184	55.029.184	73.340.923	73.340.923
128	FORMAÇÃO DE RECURSOS HUMANOS	76.259	150.000	150.000	150.000	150.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	1.107.392	1.111.198	1.111.198	1.330.963	1.330.963
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	4.557.347	5.800.444	5.800.444	5.582.334	5.582.334
364	ENSINO SUPERIOR	14.664.970	15.536.015	15.048.603	16.025.882	15.443.914
846	OUTROS ENCARGOS ESPECIAIS	10.729.202	10.448.953	10.448.953	13.702.543	13.702.543
GND						
1	PESSOAL E ENCARGOS SOCIAIS	68.256.013	66.533.108	66.533.108	88.279.205	88.279.205
3	OUTRAS DESPESAS CORRENTES	17.938.086	20.986.522	20.249.110	21.463.862	20.636.894
4	INVESTIMENTOS	1.386.751	556.164	806.164	389.578	634.578

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**86.948.242**		**20.575.270**	**634.578**				**108.158.090**
1050			**61.624**					**61.624**
1056	**1.330.963**							**1.330.963**
Total	**88.279.205**	**0**	**20.636.894**	**634.578**	**0**	**0**	**0**	**109.550.677**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26456 UNIVERSIDADE FEDERAL DO AGRESTE DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**94.018.488**
	Atividade								**79.073.257**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**838.752**
0032 2004 **0026**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								838.752
			F	3-ODC	1	90	0	1000	14.316
			F	3-ODC	1	90	8	1000	824.436
0032 **20TP**	**Ativos Civis da União**	12 122							**73.319.323**
0032 20TP **0026**	Ativos Civis da União - **No Estado de Pernambuco**								73.319.323
			F	1-PES	1	90	8	1000	73.319.323
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**4.743.582**
0032 212B **0026**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado de Pernambuco**								4.743.582
			F	3-ODC	1	90	8	1000	4.743.582
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0026**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado de Pernambuco**								21.600
	Agente público beneficiado (unidade): 1		F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**150.000**
0032 4572 **0026**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado de Pernambuco**								150.000
	Servidor capacitado (unidade): 150		F	3-ODC	2	90	8	1000	150.000
	Operação Especial								**14.945.231**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**1.330.963**
0032 0181 **0026**	Aposentadorias e Pensões Civis da União - **No Estado de Pernambuco**								1.330.963
			S	1-PES	1	90	0	1056	1.330.963
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**13.614.268**
0032 09HB **0026**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado de Pernambuco**								13.614.268
			F	1-PES	0	91	8	1000	13.614.268
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0026**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado de Pernambuco**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**73.624**
	Operação Especial								**73.624**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**61.624**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								61.624
			F	3-ODC	2	50	0	1000	61.624
0910 **00UU**	**Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica**	28 846							**12.000**
0910 00UU **0002**	Contribuições Regulares a Organismos Internacionais de Direito Privado sem Exigência de Programação Específica - **Exterior**								12.000
			F	3-ODC	2	80	0	1000	12.000
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**15.443.914**
	Atividade								**15.443.914**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**1.321.900**
5113 20GK **0026**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado de Pernambuco**								1.321.900
	Projeto apoiado (unidade): 12		F	3-ODC	2	90	8	1000	1.321.900
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**11.417.279**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26456 UNIVERSIDADE FEDERAL DO AGRESTE DE PERNAMBUCO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0026**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado de Pernambuco** Estudante matriculado (unidade): 2.420								11.417.279
			F	3-ODC	2	90	8	1000	10.569.700
			F	3-ODC	2	90	8	1050	61.624
			F	3-ODC	2	91	8	1000	174.900
			F	3-ODC	6	90	8	1000	300.000
			F	4-INV	2	90	8	1000	311.055
5113 **21D7**	**Apoio à Educação a Distância**	12 364							**10.000**
5113 21D7 **0026**	Apoio à Educação a Distância - **No Estado de Pernambuco** Projeto apoiado (unidade): 1								10.000
			F	3-ODC	2	90	8	1000	10.000
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**7.049**
5113 21GS **0026**	Internacionalização da Educação Superior - **No Estado de Pernambuco** Projeto apoiado (unidade): 1								7.049
			F	3-ODC	2	90	8	1000	7.049
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**2.392.686**
5113 4002 **0026**	Assistência ao Estudante de Ensino Superior - **No Estado de Pernambuco** Estudante assistido (unidade): 800								2.392.686
			F	3-ODC	2	90	0	1000	2.364.163
			F	4-INV	2	90	0	1000	28.523
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**295.000**
5113 8282 **0026**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado de Pernambuco** Projeto apoiado (unidade): 6								295.000
			F	4-INV	2	90	8	1000	50.000
			F	4-INV	6	90	8	1000	245.000
Total									**109.550.677**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26457 UNIVERSIDADE FEDERAL DO NORTE DO TOCANTINS

Quadro Síntese

Código/Especificação		Empenhado 2024	PLO 2025	LOA 2025	PLO 2026	LOA 2026
Total		134.551.858	138.091.222	136.798.477	160.832.556	159.899.945
Programa						
0032	PROGRAMA DE GESTÃO E MANUTENÇÃO DO PODER EXECUTIVO	107.730.822	111.288.427	111.288.427	132.456.629	132.456.629
0909	OPERAÇÕES ESPECIAIS: OUTROS ENCARGOS ESPECIAIS	0	13.000	13.000	14.651	14.651
0910	OPERAÇÕES ESPECIAIS: GESTÃO DA PARTICIPAÇÃO EM ORGANISMOS E ENTIDADES NACIONAIS E INTERNACIONAIS	34.148	46.000	46.000	43.150	43.150
5113	EDUCAÇÃO SUPERIOR: QUALIDADE, DEMOCRACIA, EQUIDADE E SUSTENTABILIDADE	26.786.887	26.743.795	25.451.050	28.318.126	27.385.515
Funcao						
09	PREVIDÊNCIA SOCIAL	103.736	246.458	246.458	143.292	143.292
12	EDUCAÇÃO	134.413.973	137.785.764	136.493.019	160.631.463	159.698.852
28	ENCARGOS ESPECIAIS	34.148	59.000	59.000	57.801	57.801
Subfuncao						
122	ADMINISTRAÇÃO GERAL	19.200	21.000	21.000	21.600	21.600
128	FORMAÇÃO DE RECURSOS HUMANOS	89.855	130.000	130.000	190.000	190.000
272	PREVIDÊNCIA DO REGIME ESTATUTÁRIO	103.736	246.458	246.458	143.292	143.292
331	PROTEÇÃO E BENEFÍCIOS AO TRABALHADOR	7.454.719	7.493.096	7.493.096	8.362.540	8.362.540
364	ENSINO SUPERIOR	111.183.473	114.172.208	112.879.463	133.046.075	132.113.464
846	OUTROS ENCARGOS ESPECIAIS	15.700.874	16.028.460	16.028.460	19.069.049	19.069.049
GND						
1	PESSOAL E ENCARGOS SOCIAIS	100.167.048	103.657.331	103.657.331	123.897.140	123.897.140
3	OUTRAS DESPESAS CORRENTES	32.669.218	32.350.282	31.156.200	35.473.059	33.528.361
4	INVESTIMENTOS	1.715.593	2.083.609	1.984.946	1.462.357	2.474.444

Fonte	*1 - PES*	*2 - JUR*	*3 - ODC*	*4 - INV*	*5 - IFI*	*6 - AMT*	*9 - RES*	*Total*
1000	**123.753.848**		**33.302.442**	**2.412.087**				**159.468.377**
1050			**225.919**					**225.919**
1051				**62.357**				**62.357**
1056	**143.292**							**143.292**
Total	**123.897.140**	**0**	**33.528.361**	**2.474.444**	**0**	**0**	**0**	**159.899.945**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26457 UNIVERSIDADE FEDERAL DO NORTE DO TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0032	**Programa de Gestão e Manutenção do Poder Executivo**								**132.456.629**
	Atividade								**113.302.089**
0032 **2004**	**Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**1.068.840**
0032 2004 **0017**	Assistência Médica e Odontológica aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								1.068.840
			F	3-ODC	1	90	8	1000	1.068.840
0032 **20TP**	**Ativos Civis da União**	12 364							**104.727.949**
0032 20TP **0017**	Ativos Civis da União - **No Estado do Tocantins**								104.727.949
			F	1-PES	1	90	8	1000	104.727.949
0032 **212B**	**Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes**	12 331							**7.293.700**
0032 212B **0017**	Benefícios Obrigatórios aos Servidores Civis, Empregados, Militares e seus Dependentes - **No Estado do Tocantins**								7.293.700
			F	3-ODC	1	90	0	1000	51.120
			F	3-ODC	1	90	8	1000	7.242.580
0032 **216H**	**Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos**	12 122							**21.600**
0032 216H **0017**	Ajuda de Custo para Moradia ou Auxílio-Moradia a Agentes Públicos - **No Estado do Tocantins** Agente público beneficiado (unidade): 1								21.600
			F	3-ODC	2	90	8	1000	21.600
0032 **4572**	**Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação**	12 128							**190.000**
0032 4572 **0017**	Capacitação de Servidores Públicos Federais em Processo de Qualificação e Requalificação - **No Estado do Tocantins** Servidor capacitado (unidade): 80								190.000
			F	3-ODC	2	90	8	1000	190.000
	Operação Especial								**19.154.540**
0032 **0181**	**Aposentadorias e Pensões Civis da União**	09 272							**143.292**
0032 0181 **0017**	Aposentadorias e Pensões Civis da União - **No Estado do Tocantins**								143.292
			S	1-PES	1	90	0	1056	143.292
0032 **09HB**	**Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais**	12 846							**19.011.248**
0032 09HB **0017**	Contribuição da União, de suas Autarquias e Fundações para o Custeio do Regime de Previdência dos Servidores Públicos Federais - **No Estado do Tocantins**								19.011.248
			F	1-PES	0	91	8	1000	19.011.248
0909	**Operações Especiais: Outros Encargos Especiais**								**14.651**
	Operação Especial								**14.651**
0909 **00S6**	**Benefício Especial - Lei nº 12.618, de 2012**	28 846							**14.651**
0909 00S6 **0017**	Benefício Especial - Lei nº 12.618, de 2012 - **No Estado do Tocantins**								14.651
			F	1-PES	1	90	0	1000	14.651
0910	**Operações Especiais: Gestão da Participação em Organismos e Entidades Nacionais e Internacionais**								**43.150**
	Operação Especial								**43.150**
0910 **00PW**	**Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica**	28 846							**43.150**
0910 00PW **0001**	Contribuições Regulares a Entidades ou Organismos Nacionais sem Exigência de Programação Específica - **Nacional**								43.150
			F	3-ODC	2	50	0	1000	40.700
			F	3-ODC	2	50	0	1050	2.450
5113	**Educação Superior: Qualidade, Democracia, Equidade e Sustentabilidade**								**27.385.515**
	Atividade								**27.385.515**
5113 **20GK**	**Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão**	12 364							**60.000**
5113 20GK **0017**	Fomento às Ações de Graduação, Pós-Graduação, Ensino, Pesquisa e Extensão - **No Estado do Tocantins** Projeto apoiado (unidade): 1								60.000
			F	3-ODC	2	90	8	1000	60.000
5113 **20RK**	**Funcionamento de Instituições Federais de Ensino Superior**	12 364							**19.976.717**

Detalhamento das Ações

Valores em R$1,00.
Recursos de todas as fontes.

(MEC) - Poder Executivo

Órgão: 26000 MINISTÉRIO DA EDUCAÇÃO

Unidade: 26457 UNIVERSIDADE FEDERAL DO NORTE DO TOCANTINS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
5113 20RK **0017**	Funcionamento de Instituições Federais de Ensino Superior - **No Estado do Tocantins** Estudante matriculado (unidade): 4.740								19.976.717
			F	3-ODC	2	90	8	1000	19.688.008
			F	3-ODC	2	90	8	1050	223.469
			F	3-ODC	2	91	8	1000	2.883
			F	4-INV	2	90	8	1051	62.357
5113 **21GS**	**Internacionalização da Educação Superior**	12 364							**25.000**
5113 21GS **0017**	Internacionalização da Educação Superior - **No Estado do Tocantins** Projeto apoiado (unidade): 1								25.000
			F	3-ODC	2	90	8	1000	25.000
5113 **4002**	**Assistência ao Estudante de Ensino Superior**	12 364							**5.111.711**
5113 4002 **0017**	Assistência ao Estudante de Ensino Superior - **No Estado do Tocantins** Estudante assistido (unidade): 1.812								5.111.711
			F	3-ODC	2	90	0	1000	4.911.711
			F	4-INV	2	90	0	1000	200.000
5113 **8282**	**Reestruturação e Modernização das Instituições Federais de Ensino Superior**	12 364							**2.212.087**
5113 8282 **0017**	Reestruturação e Modernização das Instituições Federais de Ensino Superior - **No Estado do Tocantins** Projeto apoiado (unidade): 12								2.212.087
			F	4-INV	2	90	8	1000	1.112.087
			F	4-INV	6	90	8	1000	500.000
			F	4-INV	6	99	8	1000	600.000
Total									**159.899.945**

LEI ORÇAMENTÁRIA

VOLUME VI

ORÇAMENTO DE INVESTIMENTO

QUADROS ORÇAMENTÁRIOS CONSOLIDADOS
DETALHAMENTO DA PROGRAMAÇÃO
DETALHAMENTO DAS AÇÕES

I - QUADROS ORÇAMENTÁRIOS CONSOLIDADOS

Quadro-síntese do Orçamento de Investimento

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*
Recursos de todas as fontes.

Código/Especificação		*VALOR*
Total da Despesa		**197.894.202.561**
Despesas por Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	18.067.163.029
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	417.241.471
2306	POLÍTICA NUCLEAR	147.391.914
3101	ENERGIA ELÉTRICA	3.651.025.776
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	170.167.851.000
3104	AVIAÇÃO CIVIL	490.574.813
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	1.340.174.342
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	616.615.201
6112	DEFESA NACIONAL	2.996.165.015
Despesas por Função		
05	DEFESA NACIONAL	2.944.020.180
09	PREVIDÊNCIA SOCIAL	292.478.287
10	SAÚDE	651.287.201
19	CIÊNCIA E TECNOLOGIA	69.000.000
20	AGRICULTURA	133.814.651
22	INDÚSTRIA	145.187.490
23	COMÉRCIO E SERVIÇOS	12.083.952.344
24	COMUNICAÇÕES	2.010.264.396
25	ENERGIA	177.466.557.704
26	TRANSPORTE	2.097.640.308
Despesas por Subfunção		
122	ADMINISTRAÇÃO GERAL	7.712.460.790
126	TECNOLOGIA DA INFORMAÇÃO	8.114.140.303
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	616.615.201
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	4.300.000
571	DESENVOLVIMENTO CIENTÍFICO	69.000.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	88.017.765
662	PRODUÇÃO INDUSTRIAL	171.488.034
663	MINERAÇÃO	2.060.000
694	SERVIÇOS FINANCEIROS	4.461.379.558
721	COMUNICAÇÕES POSTAIS	804.123.395
722	TELECOMUNICAÇÕES	148.563.584
752	ENERGIA ELÉTRICA	3.651.025.776
753	COMBUSTÍVEIS MINERAIS	166.337.420.000
754	BIOCOMBUSTÍVEIS	113.768.000
781	TRANSPORTE AÉREO	543.002.813
784	TRANSPORTE AQUAVIÁRIO	1.530.627.342
785	TRANSPORTES ESPECIAIS	3.526.210.000
Despesas por Função/SubFunção		
05	**DEFESA NACIONAL**	**2.944.020.180**
122	ADMINISTRAÇÃO GERAL	2.887.107.015
126	TECNOLOGIA DA INFORMAÇÃO	4.485.165
781	TRANSPORTE AÉREO	52.428.000
09	**PREVIDÊNCIA SOCIAL**	**292.478.287**
122	ADMINISTRAÇÃO GERAL	188.558.307
126	TECNOLOGIA DA INFORMAÇÃO	103.919.980
10	**SAÚDE**	**651.287.201**
122	ADMINISTRAÇÃO GERAL	14.480.000
126	TECNOLOGIA DA INFORMAÇÃO	20.192.000
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	616.615.201
19	**CIÊNCIA E TECNOLOGIA**	**69.000.000**
571	DESENVOLVIMENTO CIENTÍFICO	69.000.000
20	**AGRICULTURA**	**133.814.651**
122	ADMINISTRAÇÃO GERAL	127.540.815
126	TECNOLOGIA DA INFORMAÇÃO	6.273.836
22	**INDÚSTRIA**	**145.187.490**
122	ADMINISTRAÇÃO GERAL	20.528.805
126	TECNOLOGIA DA INFORMAÇÃO	6.184.800
662	PRODUÇÃO INDUSTRIAL	118.473.885
23	**COMÉRCIO E SERVIÇOS**	**12.083.952.344**
122	ADMINISTRAÇÃO GERAL	2.412.679.837
126	TECNOLOGIA DA INFORMAÇÃO	5.209.892.949
694	SERVIÇOS FINANCEIROS	4.461.379.558
24	**COMUNICAÇÕES**	**2.010.264.396**
122	ADMINISTRAÇÃO GERAL	533.400.000
126	TECNOLOGIA DA INFORMAÇÃO	524.177.417
721	COMUNICAÇÕES POSTAIS	804.123.395

Quadro-síntese do Orçamento de Investimento

LDO-2026, Anexo I, Inciso XV. *Valores em R$1,00.*
Recursos de todas as fontes.

Código/Especificação	*VALOR*
Despesas por Função/SubFunção	
24 COMUNICAÇÕES	**2.010.264.396**
722 TELECOMUNICAÇÕES	148.563.584
25 ENERGIA	**177.466.557.704**
122 ADMINISTRAÇÃO GERAL	1.456.524.260
126 TECNOLOGIA DA INFORMAÇÃO	2.043.764.754
543 RECUPERAÇÃO DE ÁREAS DEGRADADAS	4.300.000
572 DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	88.017.765
662 PRODUÇÃO INDUSTRIAL	53.014.149
663 MINERAÇÃO	2.060.000
752 ENERGIA ELÉTRICA	3.651.025.776
753 COMBUSTÍVEIS MINERAIS	166.337.420.000
754 BIOCOMBUSTÍVEIS	113.768.000
784 TRANSPORTE AQUAVIÁRIO	190.453.000
785 TRANSPORTES ESPECIAIS	3.526.210.000
26 TRANSPORTE	**2.097.640.308**
122 ADMINISTRAÇÃO GERAL	71.641.751
126 TECNOLOGIA DA INFORMAÇÃO	195.249.402
781 TRANSPORTE AÉREO	490.574.813
784 TRANSPORTE AQUAVIÁRIO	1.340.174.342
Despesas por Órgão	
24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO	10.948.235
25000 MINISTÉRIO DA FAZENDA	11.925.885.583
28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS	292.306.016
32000 MINISTÉRIO DE MINAS E ENERGIA	177.466.557.704
36000 MINISTÉRIO DA SAÚDE	651.287.201
41000 MINISTÉRIO DAS COMUNICAÇÕES	2.010.264.396
46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS	292.478.287
49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR	133.814.651
52000 MINISTÉRIO DA DEFESA	3.013.020.180
68000 MINISTÉRIO DE PORTOS E AEROPORTOS	2.097.640.308
Fonte de Financiamento	
6.0.0.0.00.00 Recursos de Capital - Orçamento de Investimento	**197.894.202.561**
6.1.0.0.00.00 Recursos Próprios	***192.265.983.008***
6.1.1.0.00.00 Geração Própria	192.265.983.008
6.2.0.0.00.00 Recursos para Aumento do Patrimônio Líquido	***3.831.687.773***
6.2.1.0.00.00 Tesouro	3.830.187.773
6.2.1.1.00.00 Direto	*348.167.100*
6.2.1.3.00.00 Saldos de Exercícios Anteriores	*3.482.020.673*
6.2.2.0.00.00 Controladora	1.500.000
6.3.0.0.00.00 Operações de Crédito de Longo Prazo	***847.150.000***
6.3.1.0.00.00 Internas	87.150.000
6.3.2.0.00.00 Externas	760.000.000
6.9.0.0.00.00 Outros Recursos de Longo Prazo	***949.381.780***
6.9.1.0.00.00 Debêntures	949.381.780

II - DETALHAMENTO DA PROGRAMAÇÃO

Programas Finalísticos

LDO-2026, Anexo I, Inciso XIV.

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 2305 **Comunicações para Inclusão e Transformação** — Valor do Programa Constante da LOA: **417.241.471**

Órgão: *41000 Ministério das Comunicações* — ***Valor LOA:*** *417.241.471*

Ação	Título	Unidade Orçamentária	Valor
146W	Modernização e Adequação da Infraestrutura dos Correios		**128.505.978**
		41201 - *Empresa Brasileira de Correios e Telégrafos - ECT*	128.505.978
15VF	Criação e Instalação da Infraestrutura de Correios		**12.062.080**
		41201 - *Empresa Brasileira de Correios e Telégrafos - ECT*	12.062.080
163N	Construção de Novos Centros de Serviços Postais		**128.109.829**
		41201 - *Empresa Brasileira de Correios e Telégrafos - ECT*	128.109.829
169X	Implantação de Infraestrutura de Rede de Comunicação de Dados para Inclusão Digital		**129.287.377**
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	129.287.377
21IS	Operação do Satélite Geoestacionário de Defesa e Comunicação - SGDC		**16.160.000**
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	16.160.000
21IT	Desenvolvimento e Inovação de Produtos e Soluções de Telecomunicações na Telebras		**1.500.000**
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	1.500.000
21IU	Rede Móvel Privativa de Comunicação da Administração Pública Federal		**1.616.207**
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	1.616.207

Programa: 2306 **Política Nuclear** — Valor do Programa Constante da LOA: **147.391.914**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *147.391.914*

Ação	Título	Unidade Orçamentária	Valor
15ZL	Ampliação da Unidade de Concentração de Urânio		**2.060.000**
		32397 - *Indústrias Nucleares do Brasil S.A. - INB*	2.060.000
15ZN	Implantação da Usina de Enriquecimento de Urânio		**88.017.765**
		32397 - *Indústrias Nucleares do Brasil S.A. - INB*	88.017.765
21EH	Fabricação do Combustível Nuclear		**53.014.149**
		32397 - *Indústrias Nucleares do Brasil S.A. - INB*	53.014.149
21EI	Descomissionamento de Unidades Mínero-Industriais de Material Radioativo		**4.300.000**
		32397 - *Indústrias Nucleares do Brasil S.A. - INB*	4.300.000

Programa: 3101 **Energia Elétrica** — Valor do Programa Constante da LOA: **3.651.025.776**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *3.651.025.776*

Ação	Título	Unidade Orçamentária	Valor
160T	Programa de Extensão da Vida Útil de Angra I (Long-Term Operation - LTO)		**964.465.328**
		32204 - *Eletrobras Termonuclear S.A. - ELETRONUCLEAR*	964.465.328
167U	Ampliação da Capacidade de Geração de Energia Elétrica		**209.000.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	209.000.000
167V	Implantação de Parque Termelétrico com capacidade de 1.800 MW		**592.276.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	592.276.000
4477	Manutenção do Sistema de Geração de Energia Termonuclear de Angra I e II		**382.512.798**
		32204 - *Eletrobras Termonuclear S.A. - ELETRONUCLEAR*	382.512.798
5E88	Implantação da Usina Termonuclear Angra III		**89.675.650**
		32204 - *Eletrobras Termonuclear S.A. - ELETRONUCLEAR*	89.675.650
6556	Manutenção da Infraestrutura Operacional do Parque Termelétrico		**1.413.096.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	1.413.096.000

Programa: 3103 **Petróleo, Gás, Derivados e Biocombustíveis** — Valor do Programa Constante da LOA: **170.167.851.000**

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *170.167.851.000*

Ação	Título	Unidade Orçamentária	Valor

Programa: 3103 Petróleo, Gás, Derivados e Biocombustíveis Valor do Programa Constante da LOA: **170.167.851.000**

11UN	Implantação de Melhorias no Terminal de São Sebastião e nos Oleodutos OSVAT e OSBAT			**107.830.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	107.830.000
124V	Implantação de Unidade de Produção de Fertilizantes Nitrogenados, com Capacidade Produtiva de 1.223 mil t/ano de Uréia e 70 mil t/ano de Amônia			**1.564.824.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	1.564.824.000
151A	Implantação de Unidades de Processamento de Gás Natural do Pólo Pré-Sal da Bacia de Santos com Capacidade de Processamento de 21 MM m3/dia			**174.852.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	174.852.000
152J	Implantação de Gasoduto de Escoamento de Gás Natural do Pré-Sal para Processamento no COMPERJ			**500.229.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	500.229.000
15VG	Implantação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Campos			**3.433.659.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	3.433.659.000
15VH	Implantação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Sergipe - Alagoas			**6.524.988.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	6.524.988.000
15X8	Expansão do Sistema de Transporte do Trecho Sul do Gasoduto Bolívia-Brasil			**15.121.000**
		32271 -	*Transportadora Brasileira Gasoduto Bolívia-Brasil S.A. - TBG*	15.121.000
15X9	Implementação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Santos			**1.711.470.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	1.711.470.000
15YH	Implantação de Infraestrutura Marítima Complementar de Produção de Petróleo e Gás Natural - Bacia de Santos			**55.698.564.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	55.698.564.000
164E	Implantação de Infraestrutura Complementar Marítima de Produção de Petróleo e Gás Natural - Bacia de Campos			**7.975.844.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	7.975.844.000
164G	Modernização e Adequação dos Sistemas de Produção do Parque de Refino na Petrobras			**577.151.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	577.151.000
164H	Expansão da Capacidade de Transporte Marítimo			**1.343.081.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	1.041.606.000
		32274 -	*Petrobras Transporte S.A. - TRANSPETRO*	301.475.000
164W	Implantação de Infraestrutura Operacional para Distribuição de Gás Natural			**7.838.000**
		32285 -	*Petrobras Comercializadora de Gás e Energia e Participações S.A - PBEN-P*	7.838.000
1C59	Reformulação da Malha Dutoviária da Grande São Paulo			**69.926.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	69.926.000
1P65	Implantação da Refinaria Abreu e Lima			**3.779.555.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	3.779.555.000
215V	Desenvolvimento da Produção de Petróleo e Gás Natural no Exterior			**562.170.000**
		32287 -	*Petrobras International Braspetro B.V. - PIB BV*	562.170.000
217X	Pesquisa, Desenvolvimento e Inovação em Energia			**389.620.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	389.620.000
21A1	Manutenção da Infraestrutura Operacional da Cadeia de Refino, Transporte e Comercialização			**20.204.850.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	20.204.850.000
21A2	Manutenção da Infraestrutura Operacional da Cadeia de Gás Natural			**873.964.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	873.964.000
21A3	Manutenção e Adequação da Infraestrutura de Distribuição de Derivados e Gás no Exterior			**89.701.000**
		32287 -	*Petrobras International Braspetro B.V. - PIB BV*	89.701.000
21A4	Manutenção e Adequação da Infraestrutura Operacional das Usinas de Biodiesel			**113.768.000**

Programas Finalísticos

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 3103 **Petróleo, Gás, Derivados e Biocombustíveis** — Valor do Programa Constante da LOA: **170.167.851.000**

Ação	Título	Unidade Orçamentária	Valor
21A4	Manutenção e Adequação da Infraestrutura Operacional das Usinas de Biodiesel		**113.768.000**
		32334 - *Petrobras Biocombustível S.A. - PBIO*	113.768.000
21A5	Manutenção da Infraestrutura Operacional e Suporte para o Segmento de Exploração e Produção de Petróleo e Gás Natural		**12.049.369.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	12.049.369.000
21A6	Desenvolvimento da Produção de Petróleo e Gás Natural		**43.424.058.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	43.424.058.000
21C6	Exploração Marítima e Terrestre de Petróleo e Gás Natural		**6.676.655.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	4.225.691.000
		32282 - *Petrobras Netherlands B.V. - PNBV*	986.730.000
		32287 - *Petrobras International Braspetro B.V. - PIB BV*	1.464.234.000
21CS	Desenvolvimento de Novos Negócios		**3.648.000**
		32271 - *Transportadora Brasileira Gasoduto Bolívia-Brasil S.A. - TBG*	3.648.000
21HY	Manutenção e Recuperação de Sistemas de Pastilhamento de Enxofre		**21.000.000**
		32334 - *Petrobras Biocombustível S.A. - PBIO*	21.000.000
2B38	Manutenção e Adequação de Embarcações		**182.556.000**
		32274 - *Petrobras Transporte S.A. - TRANSPETRO*	182.556.000
2D37	Manutenção e Adequação de Navios		**7.897.000**
		32370 - *Transpetro International B.V. - TI B.V.*	7.897.000
2D83	Manutenção da Infraestrutura Operacional de Pesquisa e Desenvolvimento do Centro de Pesquisas da Petrobras - CENPES (RJ)		**561.288.000**
		32230 - *Petróleo Brasileiro S.A. - PETROBRAS*	561.288.000
4107	Manutenção da Infraestrutura de Transporte Dutoviário de Petróleo e Derivados		**875.131.000**
		32274 - *Petrobras Transporte S.A. - TRANSPETRO*	816.305.000
		32903 - *Transpetro Bel 09 S.A.*	58.826.000
4861	Manutenção da Infraestrutura de Transporte Dutoviário de Gás Natural		**611.244.000**
		32271 - *Transportadora Brasileira Gasoduto Bolívia-Brasil S.A. - TBG*	611.244.000
6595	Manutenção da Infraestrutura Operacional das Fábricas de Fertilizantes Nitrogenados		**36.000.000**
		32367 - *Araucária Nitrogenados S.A.*	36.000.000

Programa: 3104 **Aviação Civil** — Valor do Programa Constante da LOA: **490.574.813**

Órgão: *68000 Ministério de Portos e Aeroportos* — ***Valor LOA:*** *490.574.813*

Ação	Título	Unidade Orçamentária	Valor
10ZA	Adequação do Aeroporto Internacional de Confins - Tancredo Neves (MG)		**10.100**
		68214 - *Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	10.100
157L	Adequação da Infraestrutura Aeroportuária		**1.000.000**
		68214 - *Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	1.000.000
160A	Adequação da Infraestrutura Aeroportuária da Aviação Regional administrados pela Infraero		**211.824.695**
		68214 - *Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	211.824.695
1F54	Adequação do Aeroporto do Rio de Janeiro - Santos Dumont (RJ)		**237.739.018**
		68214 - *Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	237.739.018
7H34	Adequação do Aeroporto Internacional de Campinas - Viracopos (SP)		**40.000.000**
		68214 - *Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	40.000.000
7J01	Adequação do Aeroporto Internacional do Rio de Janeiro/Galeão - Antonio Carlos Jobim (RJ)		**1.000**
		68214 - *Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	1.000

Programa: 3105 **Portos e Transporte Aquaviário** — Valor do Programa Constante da LOA: **1.340.174.342**

Programas Finalísticos

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 3105 **Portos e Transporte Aquaviário**		Valor do Programa Constante da LOA:	**1.340.174.342**
Órgão:	*68000 Ministério de Portos e Aeroportos*	***Valor LOA:***	*1.340.174.342*

Ação	Título	Unidade Orçamentária	Valor
11WH	Construção dos Terminais de Múltiplo Uso 1 e 2 do Porto de Vila do Conde (PA)		**4.167.388**
		68210 - *Companhia Docas do Pará - CDP*	4.167.388
12LG	Reforço Estrutural do Cais da Gamboa no Porto do Rio de Janeiro (RJ)		**26.888.298**
		68211 - *Companhia Docas do Rio de Janeiro - CDRJ*	26.888.298
12LN	Construção do Berço 4 do Porto de Natal (RN)		**8.470.756**
		68212 - *Companhia Docas do Rio Grande do Norte - CODERN*	8.470.756
12LP	Implantação de Terminal Marítimo de Passageiros do Porto de Natal (RN)		**3.075**
		68212 - *Companhia Docas do Rio Grande do Norte - CODERN*	3.075
12NK	Reforço dos Berços de Atracação da Ilha de Barnabé do Porto de Santos (SP)		**84.543.243**
		68208 - *Autoridade Portuária de Santos S.A*	84.543.243
142Z	Adequação de Instalações de Acostagem, Movimentação e Armazenagem de Cargas do Porto de Fortaleza (CE)		**11.061.062**
		68205 - *Companhia Docas do Ceará - CDC*	11.061.062
143A	Implantação, Adequação e Modernização das Instalações Gerais e de Suprimentos no Porto de Fortaleza (CE)		**13.714.530**
		68205 - *Companhia Docas do Ceará - CDC*	13.714.530
143Y	Adequação de Instalações Gerais e de Suprimentos do Porto de Santos (SP)		**34.165.162**
		68208 - *Autoridade Portuária de Santos S.A*	34.165.162
145H	Adequação de Instalações Gerais e de Suprimentos do Porto de Natal (RN)		**1.000.000**
		68212 - *Companhia Docas do Rio Grande do Norte - CODERN*	1.000.000
145U	Adequação de Instalações Gerais e de Suprimentos do Terminal Salineiro de Areia Branca (RN)		**278.429**
		68212 - *Companhia Docas do Rio Grande do Norte - CODERN*	278.429
147E	Adequação de Instalações para Melhorias da Navegabilidade, Atracação e Operação de Navios do Porto de Fortaleza (CE)		**4.863.746**
		68205 - *Companhia Docas do Ceará - CDC*	4.863.746
14KJ	Implantação de Sistema de Apoio à Gestão de Tráfego de Navios		**63.183.874**
		68208 - *Autoridade Portuária de Santos S.A*	50.937.678
		68211 - *Companhia Docas do Rio de Janeiro - CDRJ*	12.246.196
14KL	Implantação de Sistema de Apoio ao Gerenciamento da Infraestrutura Portuária		**3.670.000**
		68210 - *Companhia Docas do Pará - CDP*	3.670.000
14KM	Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística		**11.495.416**
		68205 - *Companhia Docas do Ceará - CDC*	390.200
		68207 - *Companhia das Docas do Estado da Bahia - CODEBA*	4.105.220
		68208 - *Autoridade Portuária de Santos S.A*	6.999.996
14N0	Adequação de Instalações Gerais e de Suprimentos no Porto de Maceió (AL)		**8.974.474**
		68212 - *Companhia Docas do Rio Grande do Norte - CODERN*	8.974.474
14RC	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos		**12.454.705**
		68205 - *Companhia Docas do Ceará - CDC*	205.908
		68207 - *Companhia das Docas do Estado da Bahia - CODEBA*	140.000
		68208 - *Autoridade Portuária de Santos S.A*	10.000.000
		68210 - *Companhia Docas do Pará - CDP*	1.000.000
		68211 - *Companhia Docas do Rio de Janeiro - CDRJ*	1.000.000
		68212 - *Companhia Docas do Rio Grande do Norte - CODERN*	108.797
15N8	Ampliação do Acesso Rodoviário à Ilha Bernabé		**1.983.663**
		68208 - *Autoridade Portuária de Santos S.A*	1.983.663

Programa: 3105 **Portos e Transporte Aquaviário** Valor do Programa Constante da LOA: **1.340.174.342**

15V4	Substituição de Defensas do Porto de Maceió			**10.000**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	10.000
15WW	Adequação de Instalações Gerais e de Suprimentos nos Portos Organizados e Terminais da CDP			**9.632.135**
		68210 -	*Companhia Docas do Pará - CDP*	9.632.135
15WX	Adequação de Instalações de Acostagem, de Movimentação e Armazenagem de Cargas nos Portos Organizados e Terminais da CDP			**19.240.827**
		68210 -	*Companhia Docas do Pará - CDP*	19.240.827
15WY	Adequação de Instalações de Circulação nos Portos Organizados e Terminais da CDP			**64.043.710**
		68210 -	*Companhia Docas do Pará - CDP*	64.043.710
15WZ	Adequação de Instalações de Proteção à Atracação e Operação de Navios nos Portos Organizados e Terminais da CDP			**2.000.000**
		68210 -	*Companhia Docas do Pará - CDP*	2.000.000
15X0	Dragagem nos Portos Organizados e Terminais da CDP			**70.000.000**
		68210 -	*Companhia Docas do Pará - CDP*	70.000.000
15X2	Implementação de Sistema de Monitoramento da Infraestrutura Aquaviária dos Portos e Terminais da CDP			**30.000.000**
		68210 -	*Companhia Docas do Pará - CDP*	30.000.000
15YD	Adequação da Profundidade do Berço de Atracação 103 do Porto de Fortaleza (CE)			**4.800.000**
		68205 -	*Companhia Docas do Ceará - CDC*	4.800.000
15YE	Dragagem e Derrocagem no Canal de Acesso ao Cais da Gamboa do Porto do Rio de Janeiro			**92.491.179**
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	92.491.179
15ZZ	Implantação do Túnel Imerso Ligando Santos a Guarujá			**215.483.095**
		68208 -	*Autoridade Portuária de Santos S.A*	215.483.095
160R	Recuperação e Reforço Estrutural da Plataforma da Parte Alargada do Cais Comercial do Porto de Salvador - BA			**3.500.000**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	3.500.000
160U	Construção da Nova Sede no Porto de Maceió - AL			**3.589.790**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	3.589.790
162V	Instalação de Usina Fotovoltaica			**4.429.019**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	4.429.019
162W	Reforma dos Armazéns 1 e 2			**1.772.208**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	1.772.208
162X	Reforma dos Galpões 1 e 2			**1.329.406**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	1.329.406
162Y	Dragagem de Aprofundamento			**34.000.161**
		68208 -	*Autoridade Portuária de Santos S.A*	34.000.161
164O	Dragagem de Aprofundamento do Porto de Ilhéus - BA			**5.001.000**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	5.001.000
164Q	Dragagem de Aprofundamento do Canal de Acesso - Porto de Salvador			**63.000.000**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	63.000.000
164R	Dragagem de Aprofundamento e Alargamento do Canal de Acesso do Porto de Aratu - Candeias - BA			**10.500.000**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	10.500.000
164U	Aquisição de Defensas de Cais para o Porto de Natal (RN)			**10.001.000**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	10.001.000
165Y	Dragagem de Manutenção e Readequação do Canal de Acesso Aquaviário do Porto de Natal (RN)			**120.010.000**
		68212 -	*Companhia Docas do Rio Grande do*	120.010.000

Programas Finalísticos

Valores em R$1,00.
Recursos de todas as fontes.

Programa: 3105 Portos e Transporte Aquaviário — Valor do Programa Constante da LOA: **1.340.174.342**

165Y	Dragagem de Manutenção e Readequação do Canal de Acesso Aquaviário do Porto de Natal (RN)			**120.010.000**
			Norte - CODERN	
167W	Projetos e Obras para o Aprofundamento do Canal de Acesso, Bacia de Evolução e Berços do Porto de Fortaleza (CE)			**1.600.000**
		68205 -	*Companhia Docas do Ceará - CDC*	1.600.000
168O	Construção de Dolfins de Proteção dos Pilares da Ponte Newton Navarro sobre o Rio Potengi/RN			**26.000.000**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	26.000.000
169U	Dragagem de Aprofundamento do Canal de Acesso, Bacia de Evolução e Berços de Atracação do Porto de Maceió/AL			**1.000.000**
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	1.000.000
1C66	Implantação da Avenida Perimetral Portuária no Porto de Santos no Município de Guarujá (SP)			**18.002.114**
		68208 -	*Autoridade Portuária de Santos S.A*	18.002.114
1C67	Implantação da Avenida Perimetral Portuária no Porto de Santos no Município de Santos (SP)			**20.986.498**
		68208 -	*Autoridade Portuária de Santos S.A*	20.986.498
20HL	Estudos e Projetos para Infraestrutura Portuária			**36.694.831**
		68205 -	*Companhia Docas do Ceará - CDC*	2.094.085
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	27.150.000
		68210 -	*Companhia Docas do Pará - CDP*	7.450.000
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	746
20HM	Estudos para o Desenvolvimento do Setor Portuário			**20.092.083**
		68205 -	*Companhia Docas do Ceará - CDC*	100.000
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	2.940.000
		68210 -	*Companhia Docas do Pará - CDP*	2.327.830
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	14.600.000
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	124.253
21CT	Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da Codeba			**22.496.536**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	22.496.536
21CU	Adequação, Recuperação e Melhoria das Estruturas de Acostagem dos Portos Organizados da Codeba			**37.950.000**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	37.950.000
21CV	Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da Codeba			**74.721.729**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	74.721.729
21CW	Adequação, Recuperação e Melhoria das Estruturas de Armazenagem dos Portos Organizados da Codeba			**889.088**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	889.088
21EX	Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da CDRJ			**2.490.112**
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	2.490.112
21EY	Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da CDRJ			**10.000.000**
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	10.000.000
21I4	Adequação, Recuperação e Melhoria da Infraestrutura da Hidrovia do Rio São Francisco			**10.500.000**
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	10.500.000
7Y17	Construção e Adequação de Instalações de Acostagens e de Instalações em Gerais no Terminal de Outeiro			**1.000.000**
		68210 -	*Companhia Docas do Pará - CDP*	1.000.000

Programa: 5120 Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde — Valor do Programa Constante da LOA: **616.615.201**

Programa: 5120 **Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde** Valor do Programa Constante da LOA: **616.615.201**

Órgão: *36000 Ministério da Saúde* ***Valor LOA:*** *616.615.201*

Ação	Título	Unidade Orçamentária		Valor
146V	Aquisição de Equipamentos para o Desenvolvimento e Incorporação de Processos e Produtos Hemoderivados e Biotecnológicos			**161.145.447**
		36215 -	*Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS*	161.145.447
15EY	Implantação da Fábrica de Recombinantes - Hemobrás			**149.884.171**
		36215 -	*Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS*	149.884.171
1H00	Implantação da Indústria de Hemoderivados e Biotecnologia - Hemobrás (PE)			**305.585.583**
		36215 -	*Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS*	305.585.583

Programa: 6112 **Defesa Nacional** Valor do Programa Constante da LOA: **2.996.165.015**

Órgão: *52000 Ministério da Defesa* ***Valor LOA:*** *2.996.165.015*

Ação	Título	Unidade Orçamentária		Valor
15OZ	Recomposição do Núcleo do Poder Naval da Marinha do Brasil - Construção dos navios do Programa Classe Tamandaré (PCT)			**2.540.000.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	2.540.000.000
15S3	Obtenção de Navio Polar			**292.887.364**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	292.887.364
15V9	Benfeitorias em novo Prédio destinado à Coordenação dos Programas Estratégicos			**6.000.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	6.000.000
15VE	Infraestrutura para Recebimento de Tecnologia do Programa Classe Tamandaré (PCT)			**100.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	100.000
15YR	Modernização de infraestrutura para a prestação de Serviços de Navegação Aérea			**4.950.000**
		52234 -	*NAV Brasil Serviços de Navegação Aérea S.A.*	4.950.000
164I	Construção de um protótipo de uma lancha de alta perfomance de patrulha e Inspeção (LPI)			**7.200.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	7.200.000
164K	Implantação de sistema de geração distribuída (GD) fotovoltaica, em terreno da Marinha do Brasil (MB) na área do Comando do 1º Distrito Naval (Com1°DN)			**10.000.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	10.000.000
168L	Aquisição de Máquinas e Equipamentos - Torno, Máquina de Jateamento e Estufa			**10.335.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	10.335.000
168M	Infraestrutura - Benfeitoria na Fábrica Almirante Jurandyr da Costa Muller de Campos			**3.550.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	3.550.000
168Y	Aquisição de Lancha Militarizada de 11m para o Programa Fragatas Classe Tamandaré (PFCT)			**4.664.651**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	4.664.651
169W	Benfeitorias em Bens da União por Empresas Estatais			**69.000.000**
		52235 -	*ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A*	69.000.000
21DY	Implantação e manutenção de Sistemas de Navegação Aérea			**47.478.000**
		52234 -	*NAV Brasil Serviços de Navegação Aérea S.A.*	47.478.000

Programa de Gestão e Manutenção

LDO-2026, Anexo I, Inciso XIV. *Valores em R$1,00.*

Recursos de todas as fontes.

Programa: 0035 **Programa de Gestão e Manutenção das Empresas Estatais Federais** Valor do Programa Constante da LOA: **18.067.163.029**

Órgão: *24000 Ministério da Ciência, Tecnologia e Inovação* ***Valor LOA:*** *10.948.235*

Ação	Título	Unidade Orçamentária		Valor
4101	Manutenção e Adequação de Bens Imóveis			**5.361.069**
		24202 -	*Financiadora de Estudos e Projetos - FINEP*	5.361.069
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos			**2.097.410**
		24202 -	*Financiadora de Estudos e Projetos - FINEP*	2.097.410
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**3.489.756**
		24202 -	*Financiadora de Estudos e Projetos - FINEP*	3.489.756

Órgão: *25000 Ministério da Fazenda* ***Valor LOA:*** *11.925.885.583*

Ação	Título	Unidade Orçamentária		Valor
21C7	Manutenção,Adequação e Modernização do Parque Industrial			**118.473.885**
		25211 -	*Casa da Moeda do Brasil - CMB*	118.473.885
3252	Instalação de Pontos de Atendimento Bancário			**300.692.862**
		25202 -	*Banco da Amazônia S.A. - BASA*	1.029.870
		25220 -	*Caixa Econômica Federal - CAIXA*	292.697.040
		25234 -	*Banco do Brasil S.A. - BB*	6.965.952
3286	Instalação de Bens Imóveis			**189.783.183**
		25220 -	*Caixa Econômica Federal - CAIXA*	189.783.183
4101	Manutenção e Adequação de Bens Imóveis			**1.552.813.938**
		25202 -	*Banco da Amazônia S.A. - BASA*	26.000.000
		25207 -	*Serviço Federal de Processamento de Dados - SERPRO*	23.360.957
		25210 -	*Banco do Nordeste do Brasil S.A. - BNB*	27.049.800
		25211 -	*Casa da Moeda do Brasil - CMB*	3.250.000
		25220 -	*Caixa Econômica Federal - CAIXA*	550.592.000
		25230 -	*BB Tecnologia e Serviços S.A.*	9.701.000
		25234 -	*Banco do Brasil S.A. - BB*	912.780.181
		25277 -	*ATIVOS S.A. - Securitizadora de Créditos Financeiros*	80.000
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos			**448.337.042**
		25202 -	*Banco da Amazônia S.A. - BASA*	26.420.000
		25207 -	*Serviço Federal de Processamento de Dados - SERPRO*	12.116.027
		25210 -	*Banco do Nordeste do Brasil S.A. - BNB*	14.029.800
		25211 -	*Casa da Moeda do Brasil - CMB*	17.278.805
		25220 -	*Caixa Econômica Federal - CAIXA*	185.234.828
		25230 -	*BB Tecnologia e Serviços S.A.*	84.851.200
		25234 -	*Banco do Brasil S.A. - BB*	103.702.882
		25246 -	*BBTUR - Viagens e Turismo Ltda. - Em Liquidação*	35.000
		25276 -	*Empresa Gestora de Ativos - EMGEA*	2.500.000
		25277 -	*ATIVOS S.A. - Securitizadora de Créditos Financeiros*	20.000
		25289 -	*Agência Brasileira Gestora de Fundos Garantidores e Garantias S.A. - ABGF*	102.500
		25292 -	*Caixa Seguridade e Participações S.A.*	2.046.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**5.155.097.977**
		25202 -	*Banco da Amazônia S.A. - BASA*	19.550.000
		25207 -	*Serviço Federal de Processamento de Dados - SERPRO*	295.105.693
		25210 -	*Banco do Nordeste do Brasil S.A. - BNB*	236.171.200
		25211 -	*Casa da Moeda do Brasil - CMB*	6.184.800
		25220 -	*Caixa Econômica Federal - CAIXA*	983.257.400
		25230 -	*BB Tecnologia e Serviços S.A.*	34.683.500
		25234 -	*Banco do Brasil S.A. - BB*	3.565.122.526

Programa: 0035 **Programa de Gestão e Manutenção das Empresas Estatais Federais** — Valor do Programa Constante da LOA: **18.067.163.029**

Ação	Título	Unidade Orçamentária		Valor
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**5.155.097.977**
		25246 -	*BBTUR - Viagens e Turismo Ltda. - Em Liquidação*	75.000
		25276 -	*Empresa Gestora de Ativos - EMGEA*	9.639.858
		25277 -	*ATIVOS S.A. - Securitizadora de Créditos Financeiros*	2.600.000
		25289 -	*Agência Brasileira Gestora de Fundos Garantidores e Garantias S.A. - ABGF*	708.000
		25292 -	*Caixa Seguridade e Participações S.A.*	2.000.000
4106	Manutenção da Infraestrutura de Atendimento			**4.160.686.696**
		25202 -	*Banco da Amazônia S.A. - BASA*	25.000.000
		25210 -	*Banco do Nordeste do Brasil S.A. - BNB*	137.592.100
		25220 -	*Caixa Econômica Federal - CAIXA*	1.355.413.810
		25234 -	*Banco do Brasil S.A. - BB*	2.642.680.786

Órgão: *28000 Ministério do Desenvolvimento, Indústria, Comércio e Serviços* — ***Valor LOA:*** *292.306.016*

Ação	Título	Unidade Orçamentária		Valor
4101	Manutenção e Adequação de Bens Imóveis			**186.276.000**
		28234 -	*Banco Nacional de Desenvolvimento Econômico e Social - BNDES*	186.276.000
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos			**48.540.000**
		28234 -	*Banco Nacional de Desenvolvimento Econômico e Social - BNDES*	48.540.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**57.490.016**
		28234 -	*Banco Nacional de Desenvolvimento Econômico e Social - BNDES*	57.490.016

Órgão: *32000 Ministério de Minas e Energia* — ***Valor LOA:*** *3.500.289.014*

Ação	Título	Unidade Orçamentária		Valor
167M	Aquisição de Bens Imóveis			**110.000.000**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	110.000.000
4101	Manutenção e Adequação de Bens Imóveis			**1.120.707.808**
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	1.097.718.000
		32274 -	*Petrobras Transporte S.A. - TRANSPETRO*	13.518.000
		32369 -	*Empresa Brasileira de Administração de Petróleo e Gás Natural S.A. - Pré-Sal Petróleo S.A. - PPSA*	8.207.200
		32397 -	*Indústrias Nucleares do Brasil S.A. - INB*	1.264.608
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos			**225.816.452**
		32204 -	*Eletrobras Termonuclear S.A. - ELETRONUCLEAR*	6.211.000
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	174.683.000
		32274 -	*Petrobras Transporte S.A. - TRANSPETRO*	25.043.000
		32287 -	*Petrobras International Braspetro B.V. - PIB BV*	5.514.000
		32334 -	*Petrobras Biocombustível S.A. - PBIO*	4.456.000
		32367 -	*Araucária Nitrogenados S.A.*	4.680.000
		32369 -	*Empresa Brasileira de Administração de Petróleo e Gás Natural S.A. - Pré-Sal Petróleo S.A. - PPSA*	2.000.000
		32397 -	*Indústrias Nucleares do Brasil S.A. - INB*	229.452
		32405 -	*Empresa Brasileira de Participações em Energia Nuclear e Binacional S.A - ENBPar*	3.000.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**2.043.764.754**
		32204 -	*Eletrobras Termonuclear S.A. - ELETRONUCLEAR*	38.404.367
		32230 -	*Petróleo Brasileiro S.A. - PETROBRAS*	1.892.839.000
		32274 -	*Petrobras Transporte S.A. - TRANSPETRO*	89.982.000
		32282 -	*Petrobras Netherlands B.V. - PNBV*	100.000
		32287 -	*Petrobras International Braspetro B.V. - PIB BV*	9.620.000
		32334 -	*Petrobras Biocombustível S.A. - PBIO*	3.312.000

Programa: 0035 **Programa de Gestão e Manutenção das Empresas Estatais Federais** — Valor do Programa Constante da LOA: **18.067.163.029**

Ação	Título	Unidade Orçamentária	Valor
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento		**2.043.764.754**
		32367 - *Araucária Nitrogenados S.A.*	3.120.000
		32369 - *Empresa Brasileira de Administração de Petróleo e Gás Natural S.A. - Pré-Sal Petróleo S.A. - PPSA*	1.907.387
		32397 - *Indústrias Nucleares do Brasil S.A. - INB*	1.980.000
		32405 - *Empresa Brasileira de Participações em Energia Nuclear e Binacional S.A - ENBPar*	2.500.000

Órgão: *36000 Ministério da Saúde* — ***Valor LOA:*** *34.672.000*

Ação	Título	Unidade Orçamentária	Valor
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos		**14.480.000**
		36215 - *Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS*	14.480.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento		**20.192.000**
		36215 - *Empresa Brasileira de Hemoderivados e Biotecnologia - HEMOBRÁS*	20.192.000

Órgão: *41000 Ministério das Comunicações* — ***Valor LOA:*** *1.593.022.925*

Ação	Título	Unidade Orçamentária	Valor
20PU	Manutenção da Infraestrutura dos Correios		**535.445.508**
		41201 - *Empresa Brasileira de Correios e Telégrafos - ECT*	535.445.508
4101	Manutenção e Adequação de Bens Imóveis		**50.000**
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	50.000
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos		**533.350.000**
		41201 - *Empresa Brasileira de Correios e Telégrafos - ECT*	532.400.000
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	950.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento		**524.177.417**
		41201 - *Empresa Brasileira de Correios e Telégrafos - ECT*	504.377.417
		41260 - *Telecomunicações Brasileiras S.A. - TELEBRAS*	19.800.000

Órgão: *46000 Ministério da Gestão e da Inovação em Serviços Públicos* — ***Valor LOA:*** *292.478.287*

Ação	Título	Unidade Orçamentária	Valor
4101	Manutenção e Adequação de Bens Imóveis		**180.784.741**
		46202 - *Empresa de Tecnologia e Informações da Previdência Social - DATAPREV*	180.784.741
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos		**7.773.566**
		46202 - *Empresa de Tecnologia e Informações da Previdência Social - DATAPREV*	7.773.566
4117	Manutenção e Adequação da Infraestrutura de Tecnologia da Informação para a Previdência Social		**103.919.980**
		46202 - *Empresa de Tecnologia e Informações da Previdência Social - DATAPREV*	103.919.980

Órgão: *49000 Ministério do Desenvolvimento Agrário e Agricultura Familiar* — ***Valor LOA:*** *133.814.651*

Ação	Título	Unidade Orçamentária	Valor
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos		**17.277.495**
		49203 - *Centrais de Abastecimento de Minas Gerais S.A. - CEASAMINAS*	5.000.000
		49204 - *CEAGESP - Companhia de Entrepostos e Armazéns Gerais de São Paulo*	12.277.495
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento		**6.273.836**
		49203 - *Centrais de Abastecimento de Minas Gerais S.A. - CEASAMINAS*	5.000.000
		49204 - *CEAGESP - Companhia de Entrepostos e Armazéns Gerais de São Paulo*	1.273.836
4105	Manutenção e Adequação da Infraestrutura Operacional		**110.263.320**
		49203 - *Centrais de Abastecimento de Minas Gerais S.A. - CEASAMINAS*	100.000.000

Programa: 0035 **Programa de Gestão e Manutenção das Empresas Estatais Federais** Valor do Programa Constante da LOA: **18.067.163.029**

4105	Manutenção e Adequação da Infraestrutura Operacional			**110.263.320**
		49204 -	*CEAGESP - Companhia de Entrepostos e Armazéns Gerais de São Paulo*	10.263.320

Órgão: *52000 Ministério da Defesa* ***Valor LOA:*** *16.855.165*

Ação	Título		Unidade Orçamentária	Valor
4101	Manutenção e Adequação de Bens Imóveis			**7.210.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	1.960.000
		52234 -	*NAV Brasil Serviços de Navegação Aérea S.A.*	4.000.000
		52235 -	*ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A*	1.250.000
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos			**5.160.000**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	2.330.000
		52234 -	*NAV Brasil Serviços de Navegação Aérea S.A.*	2.680.000
		52235 -	*ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A*	150.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**4.485.165**
		52231 -	*Empresa Gerencial de Projetos Navais - EMGEPRON*	1.673.605
		52234 -	*NAV Brasil Serviços de Navegação Aérea S.A.*	2.711.560
		52235 -	*ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A*	100.000

Órgão: *68000 Ministério de Portos e Aeroportos* ***Valor LOA:*** *266.891.153*

Ação	Título		Unidade Orçamentária	Valor
3286	Instalação de Bens Imóveis			**3.422.218**
		68210 -	*Companhia Docas do Pará - CDP*	3.422.218
4101	Manutenção e Adequação de Bens Imóveis			**39.523.119**
		68205 -	*Companhia Docas do Ceará - CDC*	7.200.000
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	7.469.500
		68210 -	*Companhia Docas do Pará - CDP*	8.000.000
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	16.853.619
4102	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos			**26.696.414**
		68205 -	*Companhia Docas do Ceará - CDC*	975.535
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	10.502.744
		68208 -	*Autoridade Portuária de Santos S.A*	5.022.856
		68210 -	*Companhia Docas do Pará - CDP*	6.260.980
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	1.750.000
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	1.184.299
		68214 -	*Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	1.000.000
4103	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento			**197.249.402**
		68205 -	*Companhia Docas do Ceará - CDC*	1.271.000
		68207 -	*Companhia das Docas do Estado da Bahia - CODEBA*	33.568.631
		68208 -	*Autoridade Portuária de Santos S.A*	122.919.694
		68210 -	*Companhia Docas do Pará - CDP*	5.190.000
		68211 -	*Companhia Docas do Rio de Janeiro - CDRJ*	21.903.599
		68212 -	*Companhia Docas do Rio Grande do Norte - CODERN*	1.698.399
		68214 -	*Empresa Brasileira de Infraestrutura Aeroportuária - INFRAERO*	10.698.079

III - DETALHAMENTO DAS AÇÕES

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**10.948.235**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	10.948.235
Funcao		
23	COMÉRCIO E SERVIÇOS	10.948.235
Subfuncao		
122	ADMINISTRAÇÃO GERAL	7.458.479
126	TECNOLOGIA DA INFORMAÇÃO	3.489.756
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**10.948.235**
122	ADMINISTRAÇÃO GERAL	7.458.479
126	TECNOLOGIA DA INFORMAÇÃO	3.489.756
UO		
24202	FINANCIADORA DE ESTUDOS E PROJETOS - FINEP	10.948.235
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**10.948.235**
6.1.0.0.00.00	***Recursos Próprios***	***10.948.235***
6.1.1.0.00.00	Geração Própria	10.948.235

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24202 FINANCIADORA DE ESTUDOS E PROJETOS - FINEP

Quadro Síntese

Código/Especificação		*VALOR*
Total		**10.948.235**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	10.948.235
Funcao		
23	COMÉRCIO E SERVIÇOS	10.948.235
Subfuncao		
122	ADMINISTRAÇÃO GERAL	7.458.479
126	TECNOLOGIA DA INFORMAÇÃO	3.489.756
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**10.948.235**
122	ADMINISTRAÇÃO GERAL	7.458.479
126	TECNOLOGIA DA INFORMAÇÃO	3.489.756
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**10.948.235**
6.1.0.0.00.00	***Recursos Próprios***	***10.948.235***
6.1.1.0.00.00	Geração Própria	10.948.235

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 24000 MINISTÉRIO DA CIÊNCIA, TECNOLOGIA E INOVAÇÃO

Unidade: 24202 FINANCIADORA DE ESTUDOS E PROJETOS - FINEP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**10.948.235**
	Atividade								**10.948.235**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**5.361.069**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								5.361.069
			I	4-INV	4	90	0	1495	5.361.069
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**2.097.410**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								2.097.410
			I	4-INV	4	90	0	1495	2.097.410
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**3.489.756**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								3.489.756
			I	4-INV	2	90	0	1495	3.489.756
Total									**10.948.235**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**11.925.885.583**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	11.925.885.583
Funcao		
22	INDÚSTRIA	145.187.490
23	COMÉRCIO E SERVIÇOS	11.780.698.093
Subfuncao		
122	ADMINISTRAÇÃO GERAL	2.190.934.163
126	TECNOLOGIA DA INFORMAÇÃO	5.155.097.977
662	PRODUÇÃO INDUSTRIAL	118.473.885
694	SERVIÇOS FINANCEIROS	4.461.379.558
Despesas por Função/Subfunção		
22	INDÚSTRIA	**145.187.490**
122	ADMINISTRAÇÃO GERAL	20.528.805
126	TECNOLOGIA DA INFORMAÇÃO	6.184.800
662	PRODUÇÃO INDUSTRIAL	118.473.885
23	COMÉRCIO E SERVIÇOS	**11.780.698.093**
122	ADMINISTRAÇÃO GERAL	2.170.405.358
126	TECNOLOGIA DA INFORMAÇÃO	5.148.913.177
694	SERVIÇOS FINANCEIROS	4.461.379.558
UO		
25202	BANCO DA AMAZÔNIA S.A. - BASA	97.999.870
25207	SERVIÇO FEDERAL DE PROCESSAMENTO DE DADOS - SERPRO	330.582.677
25210	BANCO DO NORDESTE DO BRASIL S.A. - BNB	414.842.900
25211	CASA DA MOEDA DO BRASIL - CMB	145.187.490
25220	CAIXA ECONÔMICA FEDERAL - CAIXA	3.556.978.261
25230	BB TECNOLOGIA E SERVIÇOS S.A.	129.235.700
25234	BANCO DO BRASIL S.A. - BB	7.231.252.327
25246	BBTUR - VIAGENS E TURISMO LTDA. - EM LIQUIDAÇÃO	110.000
25276	EMPRESA GESTORA DE ATIVOS - EMGEA	12.139.858
25277	ATIVOS S.A. - SECURITIZADORA DE CRÉDITOS FINANCEIROS	2.700.000
25289	AGÊNCIA BRASILEIRA GESTORA DE FUNDOS GARANTIDORES E GARANTIAS S.A. - ABGF	810.500
25292	CAIXA SEGURIDADE E PARTICIPAÇÕES S.A.	4.046.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**11.925.885.583**
6.1.0.0.00.00	***Recursos Próprios***	***11.925.885.583***
6.1.1.0.00.00	Geração Própria	11.925.885.583

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25202 BANCO DA AMAZÔNIA S.A. - BASA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**97.999.870**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	97.999.870
Funcao		
23	COMÉRCIO E SERVIÇOS	97.999.870
Subfuncao		
122	ADMINISTRAÇÃO GERAL	52.420.000
126	TECNOLOGIA DA INFORMAÇÃO	19.550.000
694	SERVIÇOS FINANCEIROS	26.029.870
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**97.999.870**
122	ADMINISTRAÇÃO GERAL	52.420.000
126	TECNOLOGIA DA INFORMAÇÃO	19.550.000
694	SERVIÇOS FINANCEIROS	26.029.870
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**97.999.870**
6.1.0.0.00.00	***Recursos Próprios***	***97.999.870***
6.1.1.0.00.00	Geração Própria	97.999.870

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25202 BANCO DA AMAZÔNIA S.A. - BASA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**97.999.870**
	Atividade								**96.970.000**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**26.000.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								26.000.000
			I	4-INV	4	90	0	1495	26.000.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**26.420.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								26.420.000
			I	4-INV	4	90	0	1495	26.420.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**19.550.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								19.550.000
			I	4-INV	4	90	0	1495	19.550.000
0035 **4106**	**Manutenção da Infraestrutura de Atendimento**	23 694							**25.000.000**
0035 4106 **0001**	Manutenção da Infraestrutura de Atendimento - **Nacional**								25.000.000
			I	4-INV	4	90	0	1495	25.000.000
	Projeto								**1.029.870**
0035 **3252**	**Instalação de Pontos de Atendimento Bancário**	23 694							**1.029.870**
0035 3252 **6000**	Instalação de Pontos de Atendimento Bancário - **Na Amazônia Legal**								1.029.870
	Ponto de atendimento instalado (unidade): 3		I	4-INV	4	90	0	1495	1.029.870
Total									**97.999.870**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25207 SERVIÇO FEDERAL DE PROCESSAMENTO DE DADOS - SERPRO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**330.582.677**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	330.582.677
Funcao		
23	COMÉRCIO E SERVIÇOS	330.582.677
Subfuncao		
122	ADMINISTRAÇÃO GERAL	35.476.984
126	TECNOLOGIA DA INFORMAÇÃO	295.105.693
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**330.582.677**
122	ADMINISTRAÇÃO GERAL	35.476.984
126	TECNOLOGIA DA INFORMAÇÃO	295.105.693
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**330.582.677**
6.1.0.0.00.00	***Recursos Próprios***	***330.582.677***
6.1.1.0.00.00	Geração Própria	330.582.677

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25207 SERVIÇO FEDERAL DE PROCESSAMENTO DE DADOS - SERPRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**330.582.677**
	Atividade								**330.582.677**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**23.360.957**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								23.360.957
			I	4-INV	2	90	0	1495	23.360.957
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**12.116.027**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								12.116.027
			I	4-INV	2	90	0	1495	12.116.027
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**295.105.693**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								295.105.693
			I	4-INV	2	90	0	1495	295.105.693
Total									**330.582.677**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25210 BANCO DO NORDESTE DO BRASIL S.A. - BNB

Quadro Síntese

Código/Especificação		*VALOR*
Total		**414.842.900**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	414.842.900
Funcao		
23	COMÉRCIO E SERVIÇOS	414.842.900
Subfuncao		
122	ADMINISTRAÇÃO GERAL	41.079.600
126	TECNOLOGIA DA INFORMAÇÃO	236.171.200
694	SERVIÇOS FINANCEIROS	137.592.100
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**414.842.900**
122	ADMINISTRAÇÃO GERAL	41.079.600
126	TECNOLOGIA DA INFORMAÇÃO	236.171.200
694	SERVIÇOS FINANCEIROS	137.592.100
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**414.842.900**
6.1.0.0.00.00	***Recursos Próprios***	***414.842.900***
6.1.1.0.00.00	Geração Própria	414.842.900

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25210 BANCO DO NORDESTE DO BRASIL S.A. - BNB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**414.842.900**
	Atividade								**414.842.900**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**27.049.800**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								27.049.800
			I	4-INV	4	90	0	1495	27.049.800
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**14.029.800**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								14.029.800
			I	4-INV	4	90	0	1495	14.029.800
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**236.171.200**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								236.171.200
			I	4-INV	4	90	0	1495	236.171.200
0035 **4106**	**Manutenção da Infraestrutura de Atendimento**	23 694							**137.592.100**
0035 4106 **0001**	Manutenção da Infraestrutura de Atendimento - **Nacional**								137.592.100
			I	4-INV	4	90	0	1495	137.592.100
Total									**414.842.900**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25211 CASA DA MOEDA DO BRASIL - CMB

Quadro Síntese

Código/Especificação		*VALOR*
Total		**145.187.490**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	145.187.490
Funcao		
22	INDÚSTRIA	145.187.490
Subfuncao		
122	ADMINISTRAÇÃO GERAL	20.528.805
126	TECNOLOGIA DA INFORMAÇÃO	6.184.800
662	PRODUÇÃO INDUSTRIAL	118.473.885
Despesas por Função/Subfunção		
22	INDÚSTRIA	**145.187.490**
122	ADMINISTRAÇÃO GERAL	20.528.805
126	TECNOLOGIA DA INFORMAÇÃO	6.184.800
662	PRODUÇÃO INDUSTRIAL	118.473.885
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**145.187.490**
6.1.0.0.00.00	***Recursos Próprios***	***145.187.490***
6.1.1.0.00.00	Geração Própria	145.187.490

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25211 CASA DA MOEDA DO BRASIL - CMB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**145.187.490**
	Atividade								**145.187.490**
0035 **21C7**	**Manutenção,Adequação e Modernização do Parque Industrial**	22 662							**118.473.885**
0035 21C7 **0033**	Manutenção,Adequação e Modernização do Parque Industrial - **No Estado do Rio de Janeiro**								118.473.885
			I	4-INV	2	90	0	1495	118.473.885
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	22 122							**3.250.000**
0035 4101 **0033**	Manutenção e Adequação de Bens Imóveis - **No Estado do Rio de Janeiro**								3.250.000
			I	4-INV	2	90	0	1495	3.250.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	22 122							**17.278.805**
0035 4102 **0033**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Rio de Janeiro**								17.278.805
			I	4-INV	2	90	0	1495	17.278.805
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	22 126							**6.184.800**
0035 4103 **0033**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Rio de Janeiro**								6.184.800
			I	4-INV	2	90	0	1495	6.184.800
Total									**145.187.490**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25220 CAIXA ECONÔMICA FEDERAL - CAIXA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**3.556.978.261**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	3.556.978.261
Funcao		
23	COMÉRCIO E SERVIÇOS	3.556.978.261
Subfuncao		
122	ADMINISTRAÇÃO GERAL	925.610.011
126	TECNOLOGIA DA INFORMAÇÃO	983.257.400
694	SERVIÇOS FINANCEIROS	1.648.110.850
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**3.556.978.261**
122	ADMINISTRAÇÃO GERAL	925.610.011
126	TECNOLOGIA DA INFORMAÇÃO	983.257.400
694	SERVIÇOS FINANCEIROS	1.648.110.850
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**3.556.978.261**
6.1.0.0.00.00	***Recursos Próprios***	***3.556.978.261***
6.1.1.0.00.00	Geração Própria	3.556.978.261

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25220 CAIXA ECONÔMICA FEDERAL - CAIXA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**3.556.978.261**
	Atividade								**3.074.498.038**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**550.592.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								550.592.000
			I	4-INV	4	90	0	1495	550.592.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**185.234.828**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								185.234.828
			I	4-INV	4	90	0	1495	185.234.828
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**983.257.400**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								983.257.400
			I	4-INV	4	90	0	1495	983.257.400
0035 **4106**	**Manutenção da Infraestrutura de Atendimento**	23 694							**1.355.413.810**
0035 4106 **0001**	Manutenção da Infraestrutura de Atendimento - **Nacional**								1.355.413.810
			I	4-INV	4	90	0	1495	1.355.413.810
	Projeto								**482.480.223**
0035 **3252**	**Instalação de Pontos de Atendimento Bancário**	23 694							**292.697.040**
0035 3252 **0011**	Instalação de Pontos de Atendimento Bancário - **No Estado de Rondônia**								4.325.085
	Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035 3252 **0012**	Instalação de Pontos de Atendimento Bancário - **No Estado do Acre**								4.330.233
	Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.330.233
0035 3252 **0013**	Instalação de Pontos de Atendimento Bancário - **No Estado do Amazonas**								15.324.963
	Ponto de atendimento instalado (unidade): 8		I	4-INV	4	90	0	1495	15.324.963
0035 3252 **0014**	Instalação de Pontos de Atendimento Bancário - **No Estado de Roraima**								4.325.085
	Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035 3252 **0015**	Instalação de Pontos de Atendimento Bancário - **No Estado do Pará**								43.438.014
	Ponto de atendimento instalado (unidade): 21		I	4-INV	4	90	0	1495	43.438.014
0035 3252 **0016**	Instalação de Pontos de Atendimento Bancário - **No Estado do Amapá**								4.325.085
	Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035 3252 **0017**	Instalação de Pontos de Atendimento Bancário - **No Estado do Tocantins**								4.325.085
	Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035 3252 **0021**	Instalação de Pontos de Atendimento Bancário - **No Estado do Maranhão**								47.575.934
	Ponto de atendimento instalado (unidade): 22		I	4-INV	4	90	0	1495	47.575.934
0035 3252 **0022**	Instalação de Pontos de Atendimento Bancário - **No Estado do Piauí**								17.300.340
	Ponto de atendimento instalado (unidade): 8		I	4-INV	4	90	0	1495	17.300.340
0035 3252 **0023**	Instalação de Pontos de Atendimento Bancário - **No Estado do Ceará**								19.462.882
	Ponto de atendimento instalado (unidade): 9		I	4-INV	4	90	0	1495	19.462.882
0035 3252 **0024**	Instalação de Pontos de Atendimento Bancário - **No Estado do Rio Grande do Norte**								12.975.255
	Ponto de atendimento instalado (unidade): 6		I	4-INV	4	90	0	1495	12.975.255
0035 3252 **0025**	Instalação de Pontos de Atendimento Bancário - **No Estado da Paraíba**								10.999.878
	Ponto de atendimento instalado (unidade): 6		I	4-INV	4	90	0	1495	10.999.878
0035 3252 **0026**	Instalação de Pontos de Atendimento Bancário - **No Estado de Pernambuco**								17.487.505
	Ponto de atendimento instalado (unidade): 9		I	4-INV	4	90	0	1495	17.487.505
0035 3252 **0027**	Instalação de Pontos de Atendimento Bancário - **No Estado de Alagoas**								6.487.627
	Ponto de atendimento instalado (unidade): 3		I	4-INV	4	90	0	1495	6.487.627
0035 3252 **0028**	Instalação de Pontos de Atendimento Bancário - **No Estado de Sergipe**								2.162.542
	Ponto de atendimento instalado (unidade): 1		I	4-INV	4	90	0	1495	2.162.542

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25220 CAIXA ECONÔMICA FEDERAL - CAIXA

Quadro dos Créditos Orçamentários

Programática			Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	3252	**0029**	Instalação de Pontos de Atendimento Bancário - **No Estado da Bahia**								15.137.797
			Ponto de atendimento instalado (unidade): 7		I	4-INV	4	90	0	1495	15.137.797
0035	3252	**0031**	Instalação de Pontos de Atendimento Bancário - **No Estado de Minas Gerais**								15.137.797
			Ponto de atendimento instalado (unidade): 7		I	4-INV	4	90	0	1495	15.137.797
0035	3252	**0032**	Instalação de Pontos de Atendimento Bancário - **No Estado do Espírito Santo**								4.325.085
			Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035	3252	**0033**	Instalação de Pontos de Atendimento Bancário - **No Estado do Rio de Janeiro**								6.487.627
			Ponto de atendimento instalado (unidade): 3		I	4-INV	4	90	0	1495	6.487.627
0035	3252	**0035**	Instalação de Pontos de Atendimento Bancário - **No Estado de São Paulo**								4.325.085
			Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035	3252	**0041**	Instalação de Pontos de Atendimento Bancário - **No Estado do Paraná**								2.162.542
			Ponto de atendimento instalado (unidade): 1		I	4-INV	4	90	0	1495	2.162.542
0035	3252	**0042**	Instalação de Pontos de Atendimento Bancário - **No Estado de Santa Catarina**								4.325.085
			Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035	3252	**0043**	Instalação de Pontos de Atendimento Bancário - **No Estado do Rio Grande do Sul**								6.487.627
			Ponto de atendimento instalado (unidade): 3		I	4-INV	4	90	0	1495	6.487.627
0035	3252	**0051**	Instalação de Pontos de Atendimento Bancário - **No Estado de Mato Grosso**								6.487.627
			Ponto de atendimento instalado (unidade): 3		I	4-INV	4	90	0	1495	6.487.627
0035	3252	**0052**	Instalação de Pontos de Atendimento Bancário - **No Estado de Goiás**								4.325.085
			Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035	3252	**0053**	Instalação de Pontos de Atendimento Bancário - **No Distrito Federal**								4.325.085
			Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035	3252	**0054**	Instalação de Pontos de Atendimento Bancário - **No Estado de Mato Grosso do Sul**								4.325.085
			Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	4.325.085
0035	**3286**		**Instalação de Bens Imóveis**	23 122							**189.783.183**
0035	3286	**0015**	Instalação de Bens Imóveis - **No Estado do Pará**								6.308.489
			Imóvel instalado (unidade): 3		I	4-INV	4	90	0	1495	6.308.489
0035	3286	**0021**	Instalação de Bens Imóveis - **No Estado do Maranhão**								10.295.797
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	10.295.797
0035	3286	**0023**	Instalação de Bens Imóveis - **No Estado do Ceará**								797.820
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	797.820
0035	3286	**0025**	Instalação de Bens Imóveis - **No Estado da Paraíba**								20.111.272
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	20.111.272
0035	3286	**0026**	Instalação de Bens Imóveis - **No Estado de Pernambuco**								786.965
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	786.965
0035	3286	**0029**	Instalação de Bens Imóveis - **No Estado da Bahia**								11.498.841
			Imóvel instalado (unidade): 2		I	4-INV	4	90	0	1495	11.498.841
0035	3286	**0031**	Instalação de Bens Imóveis - **No Estado de Minas Gerais**								53.189.285
			Imóvel instalado (unidade): 3		I	4-INV	4	90	0	1495	53.189.285
0035	3286	**0032**	Instalação de Bens Imóveis - **No Estado do Espírito Santo**								721.839
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	721.839
0035	3286	**0033**	Instalação de Bens Imóveis - **No Estado do Rio de Janeiro**								45.500.000
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	45.500.000
0035	3286	**0035**	Instalação de Bens Imóveis - **No Estado de São Paulo**								19.050.489
			Imóvel instalado (unidade): 2		I	4-INV	4	90	0	1495	19.050.489
0035	3286	**0041**	Instalação de Bens Imóveis - **No Estado do Paraná**								710.984
			Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	710.984

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25220 CAIXA ECONÔMICA FEDERAL - CAIXA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035 3286 **0042**	Instalação de Bens Imóveis - **No Estado de Santa Catarina**								721.839
	Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	721.839
0035 3286 **0043**	Instalação de Bens Imóveis - **No Estado do Rio Grande do Sul**								20.089.563
	Imóvel instalado (unidade): 1		I	4-INV	4	90	0	1495	20.089.563
Total									**3.556.978.261**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25230 BB TECNOLOGIA E SERVIÇOS S.A.

Quadro Síntese

Código/Especificação		*VALOR*
Total		**129.235.700**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	129.235.700
Funcao		
23	COMÉRCIO E SERVIÇOS	129.235.700
Subfuncao		
122	ADMINISTRAÇÃO GERAL	94.552.200
126	TECNOLOGIA DA INFORMAÇÃO	34.683.500
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**129.235.700**
122	ADMINISTRAÇÃO GERAL	94.552.200
126	TECNOLOGIA DA INFORMAÇÃO	34.683.500
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**129.235.700**
6.1.0.0.00.00	***Recursos Próprios***	***129.235.700***
6.1.1.0.00.00	Geração Própria	129.235.700

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25230 BB TECNOLOGIA E SERVIÇOS S.A.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**129.235.700**
	Atividade								**129.235.700**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**9.701.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								9.701.000
			I	4-INV	4	90	0	1495	9.701.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**84.851.200**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								84.851.200
			I	4-INV	4	90	0	1495	84.851.200
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**34.683.500**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								34.683.500
			I	4-INV	4	90	0	1495	34.683.500
Total									**129.235.700**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25234 BANCO DO BRASIL S.A. - BB

Quadro Síntese

Código/Especificação		*VALOR*
Total		**7.231.252.327**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	7.231.252.327
Funcao		
23	COMÉRCIO E SERVIÇOS	7.231.252.327
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.016.483.063
126	TECNOLOGIA DA INFORMAÇÃO	3.565.122.526
694	SERVIÇOS FINANCEIROS	2.649.646.738
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**7.231.252.327**
122	ADMINISTRAÇÃO GERAL	1.016.483.063
126	TECNOLOGIA DA INFORMAÇÃO	3.565.122.526
694	SERVIÇOS FINANCEIROS	2.649.646.738
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**7.231.252.327**
6.1.0.0.00.00	***Recursos Próprios***	***7.231.252.327***
6.1.1.0.00.00	Geração Própria	7.231.252.327

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25234 BANCO DO BRASIL S.A. - BB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**7.231.252.327**
	Atividade								**7.224.286.375**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**912.780.181**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								912.780.181
			I	4-INV	4	90	0	1495	912.780.181
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**103.702.882**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								103.252.882
			I	4-INV	4	90	0	1495	103.252.882
0035 4102 **0002**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Exterior**								450.000
			I	4-INV	4	90	0	1495	450.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**3.565.122.526**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								3.544.052.526
			I	4-INV	4	90	0	1495	3.544.052.526
0035 4103 **6502**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Exterior (Investimentos no Exterior)**								21.070.000
			I	4-INV	4	90	0	1495	21.070.000
0035 **4106**	**Manutenção da Infraestrutura de Atendimento**	23 694							**2.642.680.786**
0035 4106 **0001**	Manutenção da Infraestrutura de Atendimento - **Nacional**								2.631.184.686
			I	4-INV	4	90	0	1495	2.631.184.686
0035 4106 **6500**	Manutenção da Infraestrutura de Atendimento - **Exterior (Investimentos no Exterior)**								11.496.100
			I	4-INV	4	90	0	1495	11.496.100
	Projeto								**6.965.952**
0035 **3252**	**Instalação de Pontos de Atendimento Bancário**	23 694							**6.965.952**
0035 3252 **0029**	Instalação de Pontos de Atendimento Bancário - **No Estado da Bahia**								1.877.058
	Ponto de atendimento instalado (unidade): 1		I	4-INV	4	90	0	1495	1.877.058
0035 3252 **0035**	Instalação de Pontos de Atendimento Bancário - **No Estado de São Paulo**								2.855.163
	Ponto de atendimento instalado (unidade): 2		I	4-INV	4	90	0	1495	2.855.163
0035 3252 **0042**	Instalação de Pontos de Atendimento Bancário - **No Estado de Santa Catarina**								1.706.004
	Ponto de atendimento instalado (unidade): 1		I	4-INV	4	90	0	1495	1.706.004
0035 3252 **0051**	Instalação de Pontos de Atendimento Bancário - **No Estado de Mato Grosso**								527.727
	Ponto de atendimento instalado (unidade): 1		I	4-INV	4	90	0	1495	527.727
Total									**7.231.252.327**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25246 BBTUR - VIAGENS E TURISMO LTDA. - EM LIQUIDAÇÃO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**110.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	110.000
Funcao		
23	COMÉRCIO E SERVIÇOS	110.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	35.000
126	TECNOLOGIA DA INFORMAÇÃO	75.000
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**110.000**
122	ADMINISTRAÇÃO GERAL	35.000
126	TECNOLOGIA DA INFORMAÇÃO	75.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**110.000**
6.1.0.0.00.00	***Recursos Próprios***	***110.000***
6.1.1.0.00.00	Geração Própria	110.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25246 BBTUR - VIAGENS E TURISMO LTDA. - EM LIQUIDAÇÃO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**110.000**
	Atividade								**110.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**35.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								35.000
			I	4-INV	4	90	0	1495	35.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**75.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								75.000
			I	4-INV	4	90	0	1495	75.000
Total									**110.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25276 EMPRESA GESTORA DE ATIVOS - EMGEA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**12.139.858**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	12.139.858
Funcao		
23	COMÉRCIO E SERVIÇOS	12.139.858
Subfuncao		
122	ADMINISTRAÇÃO GERAL	2.500.000
126	TECNOLOGIA DA INFORMAÇÃO	9.639.858
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**12.139.858**
122	ADMINISTRAÇÃO GERAL	2.500.000
126	TECNOLOGIA DA INFORMAÇÃO	9.639.858
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**12.139.858**
6.1.0.0.00.00	***Recursos Próprios***	***12.139.858***
6.1.1.0.00.00	Geração Própria	12.139.858

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25276 EMPRESA GESTORA DE ATIVOS - EMGEA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**12.139.858**
	Atividade								**12.139.858**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**2.500.000**
0035 4102 **0053**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Distrito Federal**								2.500.000
			I	4-INV	2	90	0	1495	2.500.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**9.639.858**
0035 4103 **0053**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Distrito Federal**								9.639.858
			I	4-INV	2	90	0	1495	9.639.858
Total									**12.139.858**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25277 ATIVOS S.A. - SECURITIZADORA DE CRÉDITOS FINANCEIROS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**2.700.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	2.700.000
Funcao		
23	COMÉRCIO E SERVIÇOS	2.700.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	100.000
126	TECNOLOGIA DA INFORMAÇÃO	2.600.000
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**2.700.000**
122	ADMINISTRAÇÃO GERAL	100.000
126	TECNOLOGIA DA INFORMAÇÃO	2.600.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**2.700.000**
6.1.0.0.00.00	***Recursos Próprios***	***2.700.000***
6.1.1.0.00.00	Geração Própria	2.700.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25277 ATIVOS S.A. - SECURITIZADORA DE CRÉDITOS FINANCEIROS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**2.700.000**
	Atividade								**2.700.000**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**80.000**
0035 4101 **0053**	Manutenção e Adequação de Bens Imóveis - **No Distrito Federal**								80.000
			I	4-INV	4	90	0	1495	80.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**20.000**
0035 4102 **0053**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Distrito Federal**								20.000
			I	4-INV	4	90	0	1495	20.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**2.600.000**
0035 4103 **0053**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Distrito Federal**								2.600.000
			I	4-INV	4	90	0	1495	2.600.000
Total									**2.700.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25289 AGÊNCIA BRASILEIRA GESTORA DE FUNDOS GARANTIDORES E GARANTIAS S.A. - ABGF

Quadro Síntese

Código/Especificação		*VALOR*
Total		**810.500**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	810.500
Funcao		
23	COMÉRCIO E SERVIÇOS	810.500
Subfuncao		
122	ADMINISTRAÇÃO GERAL	102.500
126	TECNOLOGIA DA INFORMAÇÃO	708.000
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**810.500**
122	ADMINISTRAÇÃO GERAL	102.500
126	TECNOLOGIA DA INFORMAÇÃO	708.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**810.500**
6.1.0.0.00.00	***Recursos Próprios***	***810.500***
6.1.1.0.00.00	Geração Própria	810.500

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25289 AGÊNCIA BRASILEIRA GESTORA DE FUNDOS GARANTIDORES E GARANTIAS S.A. - ABGF

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**810.500**
	Atividade								**810.500**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**102.500**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								102.500
			I	4-INV	2	90	0	1495	102.500
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**708.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								708.000
			I	4-INV	2	90	0	1495	708.000
Total									**810.500**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25292 CAIXA SEGURIDADE E PARTICIPAÇÕES S.A.

Quadro Síntese

Código/Especificação		*VALOR*
Total		**4.046.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	4.046.000
Funcao		
23	COMÉRCIO E SERVIÇOS	4.046.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	2.046.000
126	TECNOLOGIA DA INFORMAÇÃO	2.000.000
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**4.046.000**
122	ADMINISTRAÇÃO GERAL	2.046.000
126	TECNOLOGIA DA INFORMAÇÃO	2.000.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**4.046.000**
6.1.0.0.00.00	***Recursos Próprios***	***4.046.000***
6.1.1.0.00.00	Geração Própria	4.046.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 25000 MINISTÉRIO DA FAZENDA

Unidade: 25292 CAIXA SEGURIDADE E PARTICIPAÇÕES S.A.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**4.046.000**
	Atividade								**4.046.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**2.046.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								2.046.000
			I	4-INV	2	90	0	1495	2.046.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**2.000.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								2.000.000
			I	4-INV	2	90	0	1495	2.000.000
Total									**4.046.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**292.306.016**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	292.306.016
Funcao		
23	COMÉRCIO E SERVIÇOS	292.306.016
Subfuncao		
122	ADMINISTRAÇÃO GERAL	234.816.000
126	TECNOLOGIA DA INFORMAÇÃO	57.490.016
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**292.306.016**
122	ADMINISTRAÇÃO GERAL	234.816.000
126	TECNOLOGIA DA INFORMAÇÃO	57.490.016
UO		
28234	BANCO NACIONAL DE DESENVOLVIMENTO ECONÔMICO E SOCIAL - BNDES	292.306.016
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**292.306.016**
6.1.0.0.00.00	***Recursos Próprios***	***292.306.016***
6.1.1.0.00.00	Geração Própria	292.306.016

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28234 BANCO NACIONAL DE DESENVOLVIMENTO ECONÔMICO E SOCIAL - BNDES

Quadro Síntese

Código/Especificação		*VALOR*
Total		**292.306.016**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	292.306.016
Funcao		
23	COMÉRCIO E SERVIÇOS	292.306.016
Subfuncao		
122	ADMINISTRAÇÃO GERAL	234.816.000
126	TECNOLOGIA DA INFORMAÇÃO	57.490.016
Despesas por Função/Subfunção		
23	COMÉRCIO E SERVIÇOS	**292.306.016**
122	ADMINISTRAÇÃO GERAL	234.816.000
126	TECNOLOGIA DA INFORMAÇÃO	57.490.016
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**292.306.016**
6.1.0.0.00.00	***Recursos Próprios***	***292.306.016***
6.1.1.0.00.00	Geração Própria	292.306.016

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 28000 MINISTÉRIO DO DESENVOLVIMENTO, INDÚSTRIA, COMÉRCIO E SERVIÇOS

Unidade: 28234 BANCO NACIONAL DE DESENVOLVIMENTO ECONÔMICO E SOCIAL - BNDES

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**292.306.016**
	Atividade								**292.306.016**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	23 122							**186.276.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								186.276.000
			I	4-INV	4	90	0	1495	186.276.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	23 122							**48.540.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								48.540.000
			I	4-INV	4	90	0	1495	48.540.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	23 126							**57.490.016**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								57.490.016
			I	4-INV	4	90	0	1495	57.490.016
Total									**292.306.016**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**177.466.557.704**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	3.500.289.014
2306	POLÍTICA NUCLEAR	147.391.914
3101	ENERGIA ELÉTRICA	3.651.025.776
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	170.167.851.000
Funcao		
25	ENERGIA	177.466.557.704
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.456.524.260
126	TECNOLOGIA DA INFORMAÇÃO	2.043.764.754
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	4.300.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	88.017.765
662	PRODUÇÃO INDUSTRIAL	53.014.149
663	MINERAÇÃO	2.060.000
752	ENERGIA ELÉTRICA	3.651.025.776
753	COMBUSTÍVEIS MINERAIS	166.337.420.000
754	BIOCOMBUSTÍVEIS	113.768.000
784	TRANSPORTE AQUAVIÁRIO	190.453.000
785	TRANSPORTES ESPECIAIS	3.526.210.000
Despesas por Função/Subfunção		
25	ENERGIA	**177.466.557.704**
122	ADMINISTRAÇÃO GERAL	1.456.524.260
126	TECNOLOGIA DA INFORMAÇÃO	2.043.764.754
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	4.300.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	88.017.765
662	PRODUÇÃO INDUSTRIAL	53.014.149
663	MINERAÇÃO	2.060.000
752	ENERGIA ELÉTRICA	3.651.025.776
753	COMBUSTÍVEIS MINERAIS	166.337.420.000
754	BIOCOMBUSTÍVEIS	113.768.000
784	TRANSPORTE AQUAVIÁRIO	190.453.000
785	TRANSPORTES ESPECIAIS	3.526.210.000
UO		
32204	ELETROBRAS TERMONUCLEAR S.A. - ELETRONUCLEAR	1.481.269.143
32230	PETRÓLEO BRASILEIRO S.A. - PETROBRAS	170.378.950.000
32271	TRANSPORTADORA BRASILEIRA GASODUTO BOLÍVIA-BRASIL S.A. - TBG	630.013.000
32274	PETROBRAS TRANSPORTE S.A. - TRANSPETRO	1.428.879.000
32282	PETROBRAS NETHERLANDS B.V. - PNBV	986.830.000
32285	PETROBRAS COMERCIALIZADORA DE GÁS E ENERGIA E PARTICIPAÇÕES S.A - PBEN-P	7.838.000
32287	PETROBRAS INTERNATIONAL BRASPETRO B.V. - PIB BV	2.131.239.000
32334	PETROBRAS BIOCOMBUSTÍVEL S.A. - PBIO	142.536.000
32367	ARAUCÁRIA NITROGENADOS S.A.	43.800.000
32369	EMPRESA BRASILEIRA DE ADMINISTRAÇÃO DE PETRÓLEO E GÁS NATURAL S.A. - PRÉ-SAL PETRÓLEO S.A. - PPSA	12.114.587
32370	TRANSPETRO INTERNATIONAL B.V. - TI B.V.	7.897.000
32397	INDÚSTRIAS NUCLEARES DO BRASIL S.A. - INB	150.865.974
32405	EMPRESA BRASILEIRA DE PARTICIPAÇÕES EM ENERGIA NUCLEAR E BINACIONAL S.A - ENBPAR	5.500.000
32903	TRANSPETRO BEL 09 S.A.	58.826.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**177.466.557.704**
6.1.0.0.00.00	***Recursos Próprios***	***176.430.025.924***
6.1.1.0.00.00	Geração Própria	176.430.025.924
6.3.0.0.00.00	***Operações de Crédito de Longo Prazo***	***87.150.000***
6.3.1.0.00.00	Internas	87.150.000
6.9.0.0.00.00	***Outros Recursos de Longo Prazo***	***949.381.780***
6.9.1.0.00.00	Debêntures	949.381.780

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32204 ELETROBRAS TERMONUCLEAR S.A. - ELETRONUCLEAR

Quadro Síntese

Código/Especificação		*VALOR*
Total		**1.481.269.143**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	44.615.367
3101	ENERGIA ELÉTRICA	1.436.653.776
Funcao		
25	ENERGIA	1.481.269.143
Subfuncao		
122	ADMINISTRAÇÃO GERAL	6.211.000
126	TECNOLOGIA DA INFORMAÇÃO	38.404.367
752	ENERGIA ELÉTRICA	1.436.653.776
Despesas por Função/Subfunção		
25 ENERGIA		**1.481.269.143**
122 ADMINISTRAÇÃO GERAL		6.211.000
126 TECNOLOGIA DA INFORMAÇÃO		38.404.367
752 ENERGIA ELÉTRICA		1.436.653.776
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**1.481.269.143**
6.1.0.0.00.00	***Recursos Próprios***	***531.887.363***
6.1.1.0.00.00	Geração Própria	531.887.363
6.9.0.0.00.00	***Outros Recursos de Longo Prazo***	***949.381.780***
6.9.1.0.00.00	Debêntures	949.381.780

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32204 ELETROBRAS TERMONUCLEAR S.A. - ELETRONUCLEAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**44.615.367**
	Atividade								**44.615.367**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**6.211.000**
0035 4102 **0033**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Rio de Janeiro**								6.211.000
			I	4-INV	4	90	0	1495	6.211.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**38.404.367**
0035 4103 **0033**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Rio de Janeiro**								38.404.367
			I	4-INV	4	90	0	1495	38.404.367
3101	**Energia Elétrica**								**1.436.653.776**
	Atividade								**382.512.798**
3101 **4477**	**Manutenção do Sistema de Geração de Energia Termonuclear de Angra I e II**	25 752							**382.512.798**
3101 4477 **0033**	Manutenção do Sistema de Geração de Energia Termonuclear de Angra I e II - **No Estado do Rio de Janeiro**								382.512.798
			I	4-INV	4	90	0	1495	382.512.798
	Projeto								**1.054.140.978**
3101 **160T**	**Programa de Extensão da Vida Útil de Angra I (Long-Term Operation - LTO)**	25 752							**964.465.328**
3101 160T **3274**	Programa de Extensão da Vida Útil de Angra I (Long-Term Operation - LTO) - **No Município de Angra dos Reis - RJ**								964.465.328
	Modernização realizada (% de execução física): 13		I	4-INV	5	90	0	1495	964.465.328
3101 **5E88**	**Implantação da Usina Termonuclear Angra III**	25 752							**89.675.650**
3101 5E88 **0033**	Implantação da Usina Termonuclear Angra III - **No Estado do Rio de Janeiro**								89.675.650
	Usina implantada (% de execução física): 1		I	4-INV	4	90	0	1495	89.675.650
Total									**1.481.269.143**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32230 PETRÓLEO BRASILEIRO S.A. - PETROBRAS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**170.378.950.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	3.275.240.000
3101	ENERGIA ELÉTRICA	2.214.372.000
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	164.889.338.000
Funcao		
25	ENERGIA	170.378.950.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.382.401.000
126	TECNOLOGIA DA INFORMAÇÃO	1.892.839.000
752	ENERGIA ELÉTRICA	2.214.372.000
753	COMBUSTÍVEIS MINERAIS	163.169.747.000
785	TRANSPORTES ESPECIAIS	1.719.591.000
Despesas por Função/Subfunção		
25	ENERGIA	**170.378.950.000**
122	ADMINISTRAÇÃO GERAL	1.382.401.000
126	TECNOLOGIA DA INFORMAÇÃO	1.892.839.000
752	ENERGIA ELÉTRICA	2.214.372.000
753	COMBUSTÍVEIS MINERAIS	163.169.747.000
785	TRANSPORTES ESPECIAIS	1.719.591.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**170.378.950.000**
6.1.0.0.00.00	***Recursos Próprios***	***170.378.950.000***
6.1.1.0.00.00	Geração Própria	170.378.950.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32230 PETRÓLEO BRASILEIRO S.A. - PETROBRAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**3.275.240.000**
	Atividade								**3.165.240.000**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	25 122							**1.097.718.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								1.097.718.000
			I	4-INV	4	90	0	1495	1.097.718.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**174.683.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								174.683.000
			I	4-INV	4	90	0	1495	174.683.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**1.892.839.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								1.892.839.000
			I	4-INV	4	90	0	1495	1.892.839.000
	Projeto								**110.000.000**
0035 **167M**	**Aquisição de Bens Imóveis**	25 122							**110.000.000**
0035 167M **0001**	Aquisição de Bens Imóveis - **Nacional**								110.000.000
	Imóvel adquirido (unidade): 1		I	4-INV	4	90	0	1495	110.000.000
3101	**Energia Elétrica**								**2.214.372.000**
	Atividade								**1.413.096.000**
3101 **6556**	**Manutenção da Infraestrutura Operacional do Parque Termelétrico**	25 752							**1.413.096.000**
3101 6556 **0001**	Manutenção da Infraestrutura Operacional do Parque Termelétrico - **Nacional**								1.413.096.000
			I	4-INV	4	90	0	1495	1.413.096.000
	Projeto								**801.276.000**
3101 **167U**	**Ampliação da Capacidade de Geração de Energia Elétrica**	25 752							**209.000.000**
3101 167U **0001**	Ampliação da Capacidade de Geração de Energia Elétrica - **Nacional**								209.000.000
	Energia gerada a partir de fontes renováveis (MW): 60		I	4-INV	4	90	0	1495	209.000.000
3101 **167V**	**Implantação de Parque Termelétrico com capacidade de 1.800 MW**	25 752							**592.276.000**
3101 167V **0033**	Implantação de Parque Termelétrico com capacidade de 1.800 MW - **No Estado do Rio de Janeiro**								592.276.000
	Usina implantada (% de execução física): 8		I	4-INV	4	90	0	1495	592.276.000
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**164.889.338.000**
	Atividade								**81.728.840.000**
3103 **217X**	**Pesquisa, Desenvolvimento e Inovação em Energia**	25 753							**389.620.000**
3103 217X **0001**	Pesquisa, Desenvolvimento e Inovação em Energia - **Nacional**								389.620.000
			I	4-INV	4	90	0	1495	389.620.000
3103 **21A1**	**Manutenção da Infraestrutura Operacional da Cadeia de Refino, Transporte e Comercialização**	25 753							**20.204.850.000**
3103 21A1 **0001**	Manutenção da Infraestrutura Operacional da Cadeia de Refino, Transporte e Comercialização - **Nacional**								20.204.850.000
			I	4-INV	4	90	0	1495	20.204.850.000
3103 **21A2**	**Manutenção da Infraestrutura Operacional da Cadeia de Gás Natural**	25 753							**873.964.000**
3103 21A2 **0001**	Manutenção da Infraestrutura Operacional da Cadeia de Gás Natural - **Nacional**								873.964.000
			I	4-INV	4	90	0	1495	873.964.000
3103 **21A5**	**Manutenção da Infraestrutura Operacional e Suporte para o Segmento de Exploração e Produção de Petróleo e Gás Natural**	25 753							**12.049.369.000**
3103 21A5 **0001**	Manutenção da Infraestrutura Operacional e Suporte para o Segmento de Exploração e Produção de Petróleo e Gás Natural - **Nacional**								12.049.369.000
			I	4-INV	4	90	0	1495	12.049.369.000
3103 **21A6**	**Desenvolvimento da Produção de Petróleo e Gás Natural**	25 753							**43.424.058.000**
3103 21A6 **0010**	Desenvolvimento da Produção de Petróleo e Gás Natural - **Na Região Norte**								478.804.000
			I	4-INV	4	90	0	1495	478.804.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32230 PETRÓLEO BRASILEIRO S.A. - PETROBRAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3103 21A6 **0020**	Desenvolvimento da Produção de Petróleo e Gás Natural - **Na Região Nordeste**								1.114.852.000
			I	4-INV	4	90	0	1495	1.114.852.000
3103 21A6 **0030**	Desenvolvimento da Produção de Petróleo e Gás Natural - **Na Região Sudeste**								41.830.402.000
			I	4-INV	4	90	0	1495	41.830.402.000
3103 **21C6**	**Exploração Marítima e Terrestre de Petróleo e Gás Natural**	25 753							**4.225.691.000**
3103 21C6 **0001**	Exploração Marítima e Terrestre de Petróleo e Gás Natural - **Nacional**								4.225.691.000
			I	4-INV	4	90	0	1495	4.225.691.000
3103 **2D83**	**Manutenção da Infraestrutura Operacional de Pesquisa e Desenvolvimento do Centro de Pesquisas da Petrobras - CENPES (RJ)**	25 753							**561.288.000**
3103 2D83 **0033**	Manutenção da Infraestrutura Operacional de Pesquisa e Desenvolvimento do Centro de Pesquisas da Petrobras - CENPES (RJ) - **No Estado do Rio de Janeiro**								561.288.000
			I	4-INV	4	90	0	1495	561.288.000
	Projeto								**83.160.498.000**
3103 **11UN**	**Implantação de Melhorias no Terminal de São Sebastião e nos Oleodutos OSVAT e OSBAT**	25 785							**107.830.000**
3103 11UN **0035**	Implantação de Melhorias no Terminal de São Sebastião e nos Oleodutos OSVAT e OSBAT - **No Estado de São Paulo** Obra executada (% de execução física): 5								107.830.000
			I	4-INV	4	90	0	1495	107.830.000
3103 **124V**	**Implantação de Unidade de Produção de Fertilizantes Nitrogenados, com Capacidade Produtiva de 1.223 mil t/ano de Uréia e 70 mil t/ano de Amônia**	25 753							**1.564.824.000**
3103 124V **0054**	Implantação de Unidade de Produção de Fertilizantes Nitrogenados, com Capacidade Produtiva de 1.223 mil t/ano de Uréia e 70 mil t/ano de Amônia - **No Estado de Mato Grosso do Sul** Obra executada (% de execução física): 10								1.564.824.000
			I	4-INV	5	90	0	1495	1.564.824.000
3103 **151A**	**Implantação de Unidades de Processamento de Gás Natural do Pólo Pré-Sal da Bacia de Santos com Capacidade de Processamento de 21 MM m3/dia**	25 753							**174.852.000**
3103 151A **0033**	Implantação de Unidades de Processamento de Gás Natural do Pólo Pré-Sal da Bacia de Santos com Capacidade de Processamento de 21 MM m3/dia - **No Estado do Rio de Janeiro** Unidade implantada (% de execução física): 1								174.852.000
			I	4-INV	5	90	0	1495	174.852.000
3103 **152J**	**Implantação de Gasoduto de Escoamento de Gás Natural do Pré-Sal para Processamento no COMPERJ**	25 785							**500.229.000**
3103 152J **0033**	Implantação de Gasoduto de Escoamento de Gás Natural do Pré-Sal para Processamento no COMPERJ - **No Estado do Rio de Janeiro** Gasoduto implantado (% de execução física): 1								500.229.000
			I	4-INV	5	90	0	1495	500.229.000
3103 **15VG**	**Implantação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Campos**	25 753							**3.433.659.000**
3103 15VG **0030**	Implantação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Campos - **Na Região Sudeste** Infraestrutura construída (% de execução física): 3								3.433.659.000
			I	4-INV	5	90	0	1495	3.433.659.000
3103 **15VH**	**Implantação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Sergipe - Alagoas**	25 753							**6.524.988.000**
3103 15VH **0020**	Implantação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Sergipe - Alagoas - **Na Região Nordeste** Infraestrutura implantada (% de execução física): 5								6.524.988.000
			I	4-INV	5	90	0	1495	6.524.988.000
3103 **15X9**	**Implementação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Santos**	25 753							**1.711.470.000**
3103 15X9 **0030**	Implementação de Infraestrutura Marítima de Produção de Petróleo e Gás Natural - Bacia de Santos - **Na Região Sudeste** Infraestrutura implantada (%): 4								1.711.470.000
			I	4-INV	5	90	0	1495	1.711.470.000
3103 **15YH**	**Implantação de Infraestrutura Marítima Complementar de Produção de Petróleo e Gás Natural - Bacia de Santos**	25 753							**55.698.564.000**
3103 15YH **0030**	Implantação de Infraestrutura Marítima Complementar de Produção de Petróleo e Gás Natural - Bacia de Santos - **Na Região Sudeste** Infraestrutura implantada (% de execução física): 12								55.698.564.000
			I	4-INV	5	90	0	1495	55.698.564.000
3103 **164E**	**Implantação de Infraestrutura Complementar Marítima de Produção de Petróleo e Gás Natural - Bacia de Campos**	25 753							**7.975.844.000**
3103 164E **0030**	Implantação de Infraestrutura Complementar Marítima de Produção de Petróleo e Gás Natural - Bacia de Campos - **Na Região Sudeste** Infraestrutura construída (% de execução física): 7								7.975.844.000
			I	4-INV	5	90	0	1495	7.975.844.000
3103 **164G**	**Modernização e Adequação dos Sistemas de Produção do Parque de Refino na Petrobras**	25 753							**577.151.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32230 PETRÓLEO BRASILEIRO S.A. - PETROBRAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3103 164G **0001**	Modernização e Adequação dos Sistemas de Produção do Parque de Refino na Petrobras - **Nacional**								577.151.000
	Sistema implantado/modernizado (% de execução física): 7		I	4-INV	5	90	0	1495	577.151.000
3103 **164H**	**Expansão da Capacidade de Transporte Marítimo**	25 785							**1.041.606.000**
3103 164H **0001**	Expansão da Capacidade de Transporte Marítimo - **Nacional**								1.041.606.000
	Navio construído (% de execução): 14		I	4-INV	5	90	0	1495	1.041.606.000
3103 **1C59**	**Reformulação da Malha Dutoviária da Grande São Paulo**	25 785							**69.926.000**
3103 1C59 **0035**	Reformulação da Malha Dutoviária da Grande São Paulo - **No Estado de São Paulo**								69.926.000
	Obra executada (% de execução física): 1		I	4-INV	4	90	0	1495	69.926.000
3103 **1P65**	**Implantação da Refinaria Abreu e Lima**	25 753							**3.779.555.000**
3103 1P65 **0026**	Implantação da Refinaria Abreu e Lima - **No Estado de Pernambuco**								3.779.555.000
	Obra executada (% de execução física): 3		I	4-INV	5	90	0	1495	3.779.555.000
Total									**170.378.950.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32271 TRANSPORTADORA BRASILEIRA GASODUTO BOLÍVIA-BRASIL S.A. - TBG

Quadro Síntese

Código/Especificação		*VALOR*
Total		**630.013.000**
Programa		
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	630.013.000
Funcao		
25	ENERGIA	630.013.000
Subfuncao		
785	TRANSPORTES ESPECIAIS	630.013.000
Despesas por Função/Subfunção		
25	ENERGIA	**630.013.000**
785	TRANSPORTES ESPECIAIS	630.013.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**630.013.000**
6.1.0.0.00.00	***Recursos Próprios***	***630.013.000***
6.1.1.0.00.00	Geração Própria	630.013.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32271 TRANSPORTADORA BRASILEIRA GASODUTO BOLÍVIA-BRASIL S.A. - TBG

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**630.013.000**
	Atividade								**614.892.000**
3103 **21CS**	**Desenvolvimento de Novos Negócios**	25 785							**3.648.000**
3103 21CS **0001**	Desenvolvimento de Novos Negócios - **Nacional**								3.648.000
			I	4-INV	4	90	0	1495	3.648.000
3103 **4861**	**Manutenção da Infraestrutura de Transporte Dutoviário de Gás Natural**	25 785							**611.244.000**
3103 4861 **0001**	Manutenção da Infraestrutura de Transporte Dutoviário de Gás Natural - **Nacional**								611.244.000
			I	4-INV	4	90	0	1495	611.244.000
	Projeto								**15.121.000**
3103 **15X8**	**Expansão do Sistema de Transporte do Trecho Sul do Gasoduto Bolívia-Brasil**	25 785							**15.121.000**
3103 15X8 **0001**	Expansão do Sistema de Transporte do Trecho Sul do Gasoduto Bolívia-Brasil - **Nacional** Implantação realizada (% de execução): 10								15.121.000
			I	4-INV	4	90	0	1495	15.121.000
Total									**630.013.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32274 PETROBRAS TRANSPORTE S.A. - TRANSPETRO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**1.428.879.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	128.543.000
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	1.300.336.000
Funcao		
25	ENERGIA	1.428.879.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	38.561.000
126	TECNOLOGIA DA INFORMAÇÃO	89.982.000
784	TRANSPORTE AQUAVIÁRIO	182.556.000
785	TRANSPORTES ESPECIAIS	1.117.780.000
Despesas por Função/Subfunção		
25 ENERGIA		**1.428.879.000**
122 ADMINISTRAÇÃO GERAL		38.561.000
126 TECNOLOGIA DA INFORMAÇÃO		89.982.000
784 TRANSPORTE AQUAVIÁRIO		182.556.000
785 TRANSPORTES ESPECIAIS		1.117.780.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**1.428.879.000**
6.1.0.0.00.00	***Recursos Próprios***	***1.428.879.000***
6.1.1.0.00.00	Geração Própria	1.428.879.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32274 PETROBRAS TRANSPORTE S.A. - TRANSPETRO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**128.543.000**
	Atividade								**128.543.000**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	25 122							**13.518.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								13.518.000
			I	4-INV	4	90	0	1495	13.518.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**25.043.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								25.043.000
			I	4-INV	4	90	0	1495	25.043.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**89.982.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								89.982.000
			I	4-INV	4	90	0	1495	89.982.000
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**1.300.336.000**
	Atividade								**998.861.000**
3103 **2B38**	**Manutenção e Adequação de Embarcações**	25 784							**182.556.000**
3103 2B38 **0001**	Manutenção e Adequação de Embarcações - **Nacional**								182.556.000
			I	4-INV	4	90	0	1495	182.556.000
3103 **4107**	**Manutenção da Infraestrutura de Transporte Dutoviário de Petróleo e Derivados**	25 785							**816.305.000**
3103 4107 **0001**	Manutenção da Infraestrutura de Transporte Dutoviário de Petróleo e Derivados - **Nacional**								816.305.000
			I	4-INV	4	90	0	1495	816.305.000
	Projeto								**301.475.000**
3103 **164H**	**Expansão da Capacidade de Transporte Marítimo**	25 785							**301.475.000**
3103 164H **0001**	Expansão da Capacidade de Transporte Marítimo - **Nacional**								301.475.000
	Navio construído (% de execução): 10		I	4-INV	5	90	0	1495	301.475.000
Total									**1.428.879.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32282 PETROBRAS NETHERLANDS B.V. - PNBV

Quadro Síntese

Código/Especificação		*VALOR*
Total		**986.830.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	100.000
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	986.730.000
Funcao		
25	ENERGIA	986.830.000
Subfuncao		
126	TECNOLOGIA DA INFORMAÇÃO	100.000
753	COMBUSTÍVEIS MINERAIS	986.730.000
Despesas por Função/Subfunção		
25	ENERGIA	**986.830.000**
126	TECNOLOGIA DA INFORMAÇÃO	100.000
753	COMBUSTÍVEIS MINERAIS	986.730.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**986.830.000**
6.1.0.0.00.00	***Recursos Próprios***	***986.830.000***
6.1.1.0.00.00	Geração Própria	986.830.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32282 PETROBRAS NETHERLANDS B.V. - PNBV

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**100.000**
	Atividade								**100.000**
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**100.000**
0035 4103 **0002**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Exterior**								100.000
			I	4-INV	4	90	0	1495	100.000
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**986.730.000**
	Atividade								**986.730.000**
3103 **21C6**	**Exploração Marítima e Terrestre de Petróleo e Gás Natural**	25 753							**986.730.000**
3103 21C6 **0002**	Exploração Marítima e Terrestre de Petróleo e Gás Natural - **Exterior**								986.730.000
			I	4-INV	4	90	0	1495	986.730.000
Total									**986.830.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32285 PETROBRAS COMERCIALIZADORA DE GÁS E ENERGIA E PARTICIPAÇÕES S.A - PBEN-P

Quadro Síntese

Código/Especificação		*VALOR*
Total		**7.838.000**
Programa		
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	7.838.000
Funcao		
25	ENERGIA	7.838.000
Subfuncao		
753	COMBUSTÍVEIS MINERAIS	7.838.000
Despesas por Função/Subfunção		
25	ENERGIA	**7.838.000**
753	COMBUSTÍVEIS MINERAIS	7.838.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**7.838.000**
6.1.0.0.00.00	***Recursos Próprios***	***7.838.000***
6.1.1.0.00.00	Geração Própria	7.838.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32285 PETROBRAS COMERCIALIZADORA DE GÁS E ENERGIA E PARTICIPAÇÕES S.A - PBEN-P

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**7.838.000**
	Projeto								**7.838.000**
3103 **164W**	**Implantação de Infraestrutura Operacional para Distribuição de Gás Natural**	25 753							**7.838.000**
3103 164W **0001**	Implantação de Infraestrutura Operacional para Distribuição de Gás Natural - **Nacional**								7.838.000
	Infraestrutura construída (unidade): 1		I	4-INV	4	90	0	1495	7.838.000
Total									**7.838.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32287 PETROBRAS INTERNATIONAL BRASPETRO B.V. - PIB BV

Quadro Síntese

Código/Especificação		*VALOR*
Total		**2.131.239.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	15.134.000
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	2.116.105.000
Funcao		
25	ENERGIA	2.131.239.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	5.514.000
126	TECNOLOGIA DA INFORMAÇÃO	9.620.000
753	COMBUSTÍVEIS MINERAIS	2.116.105.000
Despesas por Função/Subfunção		
25	ENERGIA	**2.131.239.000**
122	ADMINISTRAÇÃO GERAL	5.514.000
126	TECNOLOGIA DA INFORMAÇÃO	9.620.000
753	COMBUSTÍVEIS MINERAIS	2.116.105.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**2.131.239.000**
6.1.0.0.00.00	***Recursos Próprios***	***2.131.239.000***
6.1.1.0.00.00	Geração Própria	2.131.239.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32287 PETROBRAS INTERNATIONAL BRASPETRO B.V. - PIB BV

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**15.134.000**
	Atividade								**15.134.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**5.514.000**
0035 4102 **0002**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Exterior**								5.514.000
			I	4-INV	4	90	0	1495	5.514.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**9.620.000**
0035 4103 **0002**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Exterior**								9.620.000
			I	4-INV	4	90	0	1495	9.620.000
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**2.116.105.000**
	Atividade								**2.116.105.000**
3103 **215V**	**Desenvolvimento da Produção de Petróleo e Gás Natural no Exterior**	25 753							**562.170.000**
3103 215V **0002**	Desenvolvimento da Produção de Petróleo e Gás Natural no Exterior - **Exterior**								562.170.000
			I	4-INV	4	90	0	1495	562.170.000
3103 **21A3**	**Manutenção e Adequação da Infraestrutura de Distribuição de Derivados e Gás no Exterior**	25 753							**89.701.000**
3103 21A3 **0002**	Manutenção e Adequação da Infraestrutura de Distribuição de Derivados e Gás no Exterior - **Exterior**								89.701.000
			I	4-INV	4	90	0	1495	89.701.000
3103 **21C6**	**Exploração Marítima e Terrestre de Petróleo e Gás Natural**	25 753							**1.464.234.000**
3103 21C6 **0002**	Exploração Marítima e Terrestre de Petróleo e Gás Natural - **Exterior**								1.464.234.000
			I	4-INV	4	90	0	1495	1.464.234.000
Total									**2.131.239.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32334 PETROBRAS BIOCOMBUSTÍVEL S.A. - PBIO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**142.536.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	7.768.000
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	134.768.000
Funcao		
25	ENERGIA	142.536.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	4.456.000
126	TECNOLOGIA DA INFORMAÇÃO	3.312.000
753	COMBUSTÍVEIS MINERAIS	21.000.000
754	BIOCOMBUSTÍVEIS	113.768.000
Despesas por Função/Subfunção		
25 ENERGIA		**142.536.000**
122 ADMINISTRAÇÃO GERAL		4.456.000
126 TECNOLOGIA DA INFORMAÇÃO		3.312.000
753 COMBUSTÍVEIS MINERAIS		21.000.000
754 BIOCOMBUSTÍVEIS		113.768.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**142.536.000**
6.1.0.0.00.00	***Recursos Próprios***	***142.536.000***
6.1.1.0.00.00	Geração Própria	142.536.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32334 PETROBRAS BIOCOMBUSTÍVEL S.A. - PBIO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**7.768.000**
	Atividade								**7.768.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**4.456.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								4.456.000
			I	4-INV	4	90	0	1495	4.456.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**3.312.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								3.312.000
			I	4-INV	4	90	0	1495	3.312.000
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**134.768.000**
	Atividade								**134.768.000**
3103 **21A4**	**Manutenção e Adequação da Infraestrutura Operacional das Usinas de Biodiesel**	25 754							**113.768.000**
3103 21A4 **0001**	Manutenção e Adequação da Infraestrutura Operacional das Usinas de Biodiesel - **Nacional**								113.768.000
			I	4-INV	4	90	0	1495	113.768.000
3103 **21HY**	**Manutenção e Recuperação de Sistemas de Pastilhamento de Enxofre**	25 753							**21.000.000**
3103 21HY **0001**	Manutenção e Recuperação de Sistemas de Pastilhamento de Enxofre - **Nacional**								21.000.000
			I	4-INV	4	90	0	1495	21.000.000
Total									**142.536.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32367 ARAUCÁRIA NITROGENADOS S.A.

Quadro Síntese

Código/Especificação		*VALOR*
Total		**43.800.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	7.800.000
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	36.000.000
Funcao		
25	ENERGIA	43.800.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	4.680.000
126	TECNOLOGIA DA INFORMAÇÃO	3.120.000
753	COMBUSTÍVEIS MINERAIS	36.000.000
Despesas por Função/Subfunção		
25 ENERGIA		**43.800.000**
122 ADMINISTRAÇÃO GERAL		4.680.000
126 TECNOLOGIA DA INFORMAÇÃO		3.120.000
753 COMBUSTÍVEIS MINERAIS		36.000.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**43.800.000**
6.1.0.0.00.00	***Recursos Próprios***	***43.800.000***
6.1.1.0.00.00	Geração Própria	43.800.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32367 ARAUCÁRIA NITROGENADOS S.A.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**7.800.000**
	Atividade								**7.800.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**4.680.000**
0035 4102 **0041**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Paraná**								4.680.000
			I	4-INV	4	90	0	1495	4.680.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**3.120.000**
0035 4103 **0041**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Paraná**								3.120.000
			I	4-INV	4	90	0	1495	3.120.000
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**36.000.000**
	Atividade								**36.000.000**
3103 **6595**	**Manutenção da Infraestrutura Operacional das Fábricas de Fertilizantes Nitrogenados**	25 753							**36.000.000**
3103 6595 **0041**	Manutenção da Infraestrutura Operacional das Fábricas de Fertilizantes Nitrogenados - **No Estado do Paraná**								36.000.000
			I	4-INV	5	90	0	1495	36.000.000
Total									**43.800.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32369 EMPRESA BRASILEIRA DE ADMINISTRAÇÃO DE PETRÓLEO E GÁS NATURAL S.A. - PRÉ-SAL PETRÓLEO S.A. - PPSA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**12.114.587**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	12.114.587
Funcao		
25	ENERGIA	12.114.587
Subfuncao		
122	ADMINISTRAÇÃO GERAL	10.207.200
126	TECNOLOGIA DA INFORMAÇÃO	1.907.387
Despesas por Função/Subfunção		
25	ENERGIA	**12.114.587**
122	ADMINISTRAÇÃO GERAL	10.207.200
126	TECNOLOGIA DA INFORMAÇÃO	1.907.387
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**12.114.587**
6.1.0.0.00.00	***Recursos Próprios***	***12.114.587***
6.1.1.0.00.00	Geração Própria	12.114.587

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32369 EMPRESA BRASILEIRA DE ADMINISTRAÇÃO DE PETRÓLEO E GÁS NATURAL S.A. - PRÉ-SAL PETRÓLEO S.A. - PPSA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**12.114.587**
	Atividade								**12.114.587**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	25 122							**8.207.200**
0035 4101 **0033**	Manutenção e Adequação de Bens Imóveis - **No Estado do Rio de Janeiro**								8.207.200
			I	4-INV	2	90	0	1495	8.207.200
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**2.000.000**
0035 4102 **0033**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Rio de Janeiro**								2.000.000
			I	4-INV	2	90	0	1495	2.000.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**1.907.387**
0035 4103 **0033**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Rio de Janeiro**								1.907.387
			I	4-INV	2	90	0	1495	1.907.387
Total									**12.114.587**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32370 TRANSPETRO INTERNATIONAL B.V. - TI B.V.

Quadro Síntese

Código/Especificação		*VALOR*
Total		**7.897.000**
Programa		
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	7.897.000
Funcao		
25	ENERGIA	7.897.000
Subfuncao		
784	TRANSPORTE AQUAVIÁRIO	7.897.000
Despesas por Função/Subfunção		
25	ENERGIA	**7.897.000**
784	TRANSPORTE AQUAVIÁRIO	7.897.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**7.897.000**
6.1.0.0.00.00	***Recursos Próprios***	***7.897.000***
6.1.1.0.00.00	Geração Própria	7.897.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32370 TRANSPETRO INTERNATIONAL B.V. - TI B.V.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**7.897.000**
	Atividade								**7.897.000**
3103 **2D37**	**Manutenção e Adequação de Navios**	25 784							**7.897.000**
3103 2D37 **0002**	Manutenção e Adequação de Navios - **Exterior**								7.897.000
			I	4-INV	4	90	0	1495	7.897.000
Total									**7.897.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32397 INDÚSTRIAS NUCLEARES DO BRASIL S.A. - INB

Quadro Síntese

Código/Especificação		*VALOR*
Total		**150.865.974**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	3.474.060
2306	POLÍTICA NUCLEAR	147.391.914
Funcao		
25	ENERGIA	150.865.974
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.494.060
126	TECNOLOGIA DA INFORMAÇÃO	1.980.000
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	4.300.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	88.017.765
662	PRODUÇÃO INDUSTRIAL	53.014.149
663	MINERAÇÃO	2.060.000
Despesas por Função/Subfunção		
25	ENERGIA	**150.865.974**
122	ADMINISTRAÇÃO GERAL	1.494.060
126	TECNOLOGIA DA INFORMAÇÃO	1.980.000
543	RECUPERAÇÃO DE ÁREAS DEGRADADAS	4.300.000
572	DESENVOLVIMENTO TECNOLÓGICO E ENGENHARIA	88.017.765
662	PRODUÇÃO INDUSTRIAL	53.014.149
663	MINERAÇÃO	2.060.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**150.865.974**
6.1.0.0.00.00	***Recursos Próprios***	***63.715.974***
6.1.1.0.00.00	Geração Própria	63.715.974
6.3.0.0.00.00	***Operações de Crédito de Longo Prazo***	***87.150.000***
6.3.1.0.00.00	Internas	87.150.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32397 INDÚSTRIAS NUCLEARES DO BRASIL S.A. - INB

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**3.474.060**
	Atividade								**3.474.060**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	25 122							**1.264.608**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								1.264.608
			I	4-INV	4	90	0	1495	1.264.608
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**229.452**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								229.452
			I	4-INV	4	90	0	1495	229.452
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**1.980.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								1.980.000
			I	4-INV	4	90	0	1495	1.980.000
2306	**Política Nuclear**								**147.391.914**
	Atividade								**57.314.149**
2306 **21EH**	**Fabricação do Combustível Nuclear**	25 662							**53.014.149**
2306 21EH **0001**	Fabricação do Combustível Nuclear - **Nacional**								53.014.149
	Elemento combustível produzido (unidade): 44		I	4-INV	4	90	0	1495	53.014.149
2306 **21EI**	**Descomissionamento de Unidades Mínero-Industriais de Material Radioativo**	25 543							**4.300.000**
2306 21EI **0001**	Descomissionamento de Unidades Mínero-Industriais de Material Radioativo - **Nacional**								4.300.000
	Área recuperada (% de execução): 1		I	4-INV	4	90	0	1495	4.300.000
	Projeto								**90.077.765**
2306 **15ZL**	**Ampliação da Unidade de Concentração de Urânio**	25 663							**2.060.000**
2306 15ZL **1991**	Ampliação da Unidade de Concentração de Urânio - **No Município de Caetité - BA**								2.060.000
	Produção ampliada (% de execução física): 1		I	4-INV	4	90	0	1495	2.060.000
2306 **15ZN**	**Implantação da Usina de Enriquecimento de Urânio**	25 572							**88.017.765**
2306 15ZN **0030**	Implantação da Usina de Enriquecimento de Urânio - **Na Região Sudeste**								88.017.765
	Usina implantada (% de execução física): 1		I	4-INV	4	90	0	1495	88.017.765
Total									**150.865.974**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32405 EMPRESA BRASILEIRA DE PARTICIPAÇÕES EM ENERGIA NUCLEAR E BINACIONAL S.A - ENBPAR

Quadro Síntese

Código/Especificação		*VALOR*
Total		**5.500.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	5.500.000
Funcao		
25	ENERGIA	5.500.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	3.000.000
126	TECNOLOGIA DA INFORMAÇÃO	2.500.000
Despesas por Função/Subfunção		
25	ENERGIA	**5.500.000**
122	ADMINISTRAÇÃO GERAL	3.000.000
126	TECNOLOGIA DA INFORMAÇÃO	2.500.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**5.500.000**
6.1.0.0.00.00	***Recursos Próprios***	***5.500.000***
6.1.1.0.00.00	Geração Própria	5.500.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32405 EMPRESA BRASILEIRA DE PARTICIPAÇÕES EM ENERGIA NUCLEAR E BINACIONAL S.A - ENBPAR

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**5.500.000**
	Atividade								**5.500.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	25 122							**3.000.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								3.000.000
			I	4-INV	4	90	0	1495	3.000.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	25 126							**2.500.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								2.500.000
			I	4-INV	4	90	0	1495	2.500.000
Total									**5.500.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32903 TRANSPETRO BEL 09 S.A.

Quadro Síntese

Código/Especificação		*VALOR*
Total		**58.826.000**
Programa		
3103	PETRÓLEO, GÁS, DERIVADOS E BIOCOMBUSTÍVEIS	58.826.000
Funcao		
25	ENERGIA	58.826.000
Subfuncao		
785	TRANSPORTES ESPECIAIS	58.826.000
Despesas por Função/Subfunção		
25 ENERGIA		**58.826.000**
785 TRANSPORTES ESPECIAIS		58.826.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**58.826.000**
6.1.0.0.00.00	***Recursos Próprios***	***58.826.000***
6.1.1.0.00.00	Geração Própria	58.826.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 32000 MINISTÉRIO DE MINAS E ENERGIA

Unidade: 32903 TRANSPETRO BEL 09 S.A.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3103	**Petróleo, Gás, Derivados e Biocombustíveis**								**58.826.000**
	Atividade								**58.826.000**
3103 **4107**	**Manutenção da Infraestrutura de Transporte Dutoviário de Petróleo e Derivados**	25 785							**58.826.000**
3103 4107 **0015**	Manutenção da Infraestrutura de Transporte Dutoviário de Petróleo e Derivados - **No Estado do Pará**								58.826.000
			I	4-INV	4	90	0	1495	58.826.000
Total									**58.826.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Quadro Síntese

Código/Especificação		*VALOR*
Total		**651.287.201**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	34.672.000
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	616.615.201
Funcao		
10	SAÚDE	651.287.201
Subfuncao		
122	ADMINISTRAÇÃO GERAL	14.480.000
126	TECNOLOGIA DA INFORMAÇÃO	20.192.000
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	616.615.201
Despesas por Função/Subfunção		
10	SAÚDE	**651.287.201**
122	ADMINISTRAÇÃO GERAL	14.480.000
126	TECNOLOGIA DA INFORMAÇÃO	20.192.000
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	616.615.201
UO		
36215	EMPRESA BRASILEIRA DE HEMODERIVADOS E BIOTECNOLOGIA - HEMOBRÁS	651.287.201
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**651.287.201**
6.1.0.0.00.00	***Recursos Próprios***	***182.675.161***
6.1.1.0.00.00	Geração Própria	182.675.161
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***468.612.040***
6.2.1.0.00.00	Tesouro	468.612.040
6.2.1.1.00.00	*Direto*	*250.000.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*218.612.040*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36215 EMPRESA BRASILEIRA DE HEMODERIVADOS E BIOTECNOLOGIA - HEMOBRÁS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**651.287.201**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	34.672.000
5120	PESQUISA, DESENVOLVIMENTO, INOVAÇÃO, PRODUÇÃO E AVALIAÇÃO DE TECNOLOGIAS EM SAÚDE	616.615.201
Funcao		
10	SAÚDE	651.287.201
Subfuncao		
122	ADMINISTRAÇÃO GERAL	14.480.000
126	TECNOLOGIA DA INFORMAÇÃO	20.192.000
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	616.615.201
Despesas por Função/Subfunção		
10	SAÚDE	**651.287.201**
122	ADMINISTRAÇÃO GERAL	14.480.000
126	TECNOLOGIA DA INFORMAÇÃO	20.192.000
303	SUPORTE PROFILÁTICO E TERAPÊUTICO	616.615.201
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**651.287.201**
6.1.0.0.00.00	***Recursos Próprios***	***182.675.161***
6.1.1.0.00.00	Geração Própria	182.675.161
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***468.612.040***
6.2.1.0.00.00	Tesouro	468.612.040
6.2.1.1.00.00	*Direto*	*250.000.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*218.612.040*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Orgão: 36000 MINISTÉRIO DA SAÚDE

Unidade: 36215 EMPRESA BRASILEIRA DE HEMODERIVADOS E BIOTECNOLOGIA - HEMOBRÁS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**34.672.000**
	Atividade								**34.672.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	10 122							**14.480.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								14.480.000
			I	4-INV	2	90	0	1495	14.480.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	10 126							**20.192.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								20.192.000
			I	4-INV	2	90	0	1495	20.192.000
5120	**Pesquisa, Desenvolvimento, Inovação, Produção e Avaliação de Tecnologias em Saúde**								**616.615.201**
	Projeto								**616.615.201**
5120 **146V**	**Aquisição de Equipamentos para o Desenvolvimento e Incorporação de Processos e Produtos Hemoderivados e Biotecnológicos**	10 303							**161.145.447**
5120 146V **0026**	Aquisição de Equipamentos para o Desenvolvimento e Incorporação de Processos e Produtos Hemoderivados e Biotecnológicos - **No Estado de Pernambuco**								161.145.447
	Equipamento adquirido (% de execução física): 23		I	4-INV	5	90	0	1495	161.145.447
5120 **15EY**	**Implantação da Fábrica de Recombinantes - Hemobrás**	10 303							**149.884.171**
5120 15EY **0026**	Implantação da Fábrica de Recombinantes - Hemobrás - **No Estado de Pernambuco**								149.884.171
	Fábrica implantada (% de execução física): 35		I	4-INV	2	90	0	1495	149.884.171
5120 **1H00**	**Implantação da Indústria de Hemoderivados e Biotecnologia - Hemobrás (PE)**	10 303							**305.585.583**
5120 1H00 **0026**	Implantação da Indústria de Hemoderivados e Biotecnologia - Hemobrás (PE) - **No Estado de Pernambuco**								305.585.583
	Fábrica implantada (% de execução física): 19		I	4-INV	5	90	0	1495	305.585.583
Total									**651.287.201**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Quadro Síntese

Código/Especificação		*VALOR*
Total		**2.010.264.396**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	1.593.022.925
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	417.241.471
Funcao		
24	COMUNICAÇÕES	2.010.264.396
Subfuncao		
122	ADMINISTRAÇÃO GERAL	533.400.000
126	TECNOLOGIA DA INFORMAÇÃO	524.177.417
721	COMUNICAÇÕES POSTAIS	804.123.395
722	TELECOMUNICAÇÕES	148.563.584
Despesas por Função/Subfunção		
24	COMUNICAÇÕES	**2.010.264.396**
122	ADMINISTRAÇÃO GERAL	533.400.000
126	TECNOLOGIA DA INFORMAÇÃO	524.177.417
721	COMUNICAÇÕES POSTAIS	804.123.395
722	TELECOMUNICAÇÕES	148.563.584
UO		
41201	EMPRESA BRASILEIRA DE CORREIOS E TELÉGRAFOS - ECT	1.840.900.812
41260	TELECOMUNICAÇÕES BRASILEIRAS S.A. - TELEBRAS	169.363.584
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**2.010.264.396**
6.1.0.0.00.00	***Recursos Próprios***	***1.227.927.450***
6.1.1.0.00.00	Geração Própria	1.227.927.450
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***22.336.946***
6.2.1.0.00.00	Tesouro	22.336.946
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*22.336.946*
6.3.0.0.00.00	***Operações de Crédito de Longo Prazo***	***760.000.000***
6.3.2.0.00.00	Externas	760.000.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41201 EMPRESA BRASILEIRA DE CORREIOS E TELÉGRAFOS - ECT

Quadro Síntese

Código/Especificação		*VALOR*
Total		**1.840.900.812**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	1.572.222.925
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	268.677.887
Funcao		
24	COMUNICAÇÕES	1.840.900.812
Subfuncao		
122	ADMINISTRAÇÃO GERAL	532.400.000
126	TECNOLOGIA DA INFORMAÇÃO	504.377.417
721	COMUNICAÇÕES POSTAIS	804.123.395
Despesas por Função/Subfunção		
24	COMUNICAÇÕES	**1.840.900.812**
122	ADMINISTRAÇÃO GERAL	532.400.000
126	TECNOLOGIA DA INFORMAÇÃO	504.377.417
721	COMUNICAÇÕES POSTAIS	804.123.395
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**1.840.900.812**
6.1.0.0.00.00	***Recursos Próprios***	***1.080.900.812***
6.1.1.0.00.00	Geração Própria	1.080.900.812
6.3.0.0.00.00	***Operações de Crédito de Longo Prazo***	***760.000.000***
6.3.2.0.00.00	Externas	760.000.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41201 EMPRESA BRASILEIRA DE CORREIOS E TELÉGRAFOS - ECT

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**1.572.222.925**
	Atividade								**1.572.222.925**
0035 **20PU**	**Manutenção da Infraestrutura dos Correios**	24 721							**535.445.508**
0035 20PU **0001**	Manutenção da Infraestrutura dos Correios - **Nacional**								535.445.508
			I	4-INV	2	90	0	1495	535.445.508
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	24 122							**532.400.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								532.400.000
			I	4-INV	2	90	0	1495	532.400.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	24 126							**504.377.417**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								504.377.417
			I	4-INV	2	90	0	1495	504.377.417
2305	**Comunicações para Inclusão e Transformação**								**268.677.887**
	Projeto								**268.677.887**
2305 **146W**	**Modernização e Adequação da Infraestrutura dos Correios**	24 721							**128.505.978**
2305 146W **0001**	Modernização e Adequação da Infraestrutura dos Correios - **Nacional**								128.505.978
	Máquina/equipamento adquirida(o) (%): 30		I	4-INV	5	90	0	1495	128.505.978
2305 **15VF**	**Criação e Instalação da Infraestrutura de Correios**	24 721							**12.062.080**
2305 15VF **0001**	Criação e Instalação da Infraestrutura de Correios - **Nacional**								12.062.080
	Unidade instalada (unidade): 8		I	4-INV	2	90	0	1495	12.062.080
2305 **163N**	**Construção de Novos Centros de Serviços Postais**	24 721							**128.109.829**
2305 163N **0001**	Construção de Novos Centros de Serviços Postais - **Nacional**								128.109.829
	Centro construído (% de execução): 32		I	4-INV	5	90	0	1495	128.109.829
Total									**1.840.900.812**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41260 TELECOMUNICAÇÕES BRASILEIRAS S.A. - TELEBRAS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**169.363.584**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	20.800.000
2305	COMUNICAÇÕES PARA INCLUSÃO E TRANSFORMAÇÃO	148.563.584
Funcao		
24	COMUNICAÇÕES	169.363.584
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.000.000
126	TECNOLOGIA DA INFORMAÇÃO	19.800.000
722	TELECOMUNICAÇÕES	148.563.584
Despesas por Função/Subfunção		
24	COMUNICAÇÕES	**169.363.584**
122	ADMINISTRAÇÃO GERAL	1.000.000
126	TECNOLOGIA DA INFORMAÇÃO	19.800.000
722	TELECOMUNICAÇÕES	148.563.584
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**169.363.584**
6.1.0.0.00.00	***Recursos Próprios***	***147.026.638***
6.1.1.0.00.00	Geração Própria	147.026.638
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***22.336.946***
6.2.1.0.00.00	Tesouro	22.336.946
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*22.336.946*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 41000 MINISTÉRIO DAS COMUNICAÇÕES

Unidade: 41260 TELECOMUNICAÇÕES BRASILEIRAS S.A. - TELEBRAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**20.800.000**
	Atividade								**20.800.000**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	24 122							**50.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								50.000
			I	4-INV	2	90	0	1495	50.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	24 122							**950.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								950.000
			I	4-INV	2	90	0	1495	950.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	24 126							**19.800.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								19.800.000
			I	4-INV	2	90	0	1495	19.800.000
2305	**Comunicações para Inclusão e Transformação**								**148.563.584**
	Atividade								**19.276.207**
2305 **21IS**	**Operação do Satélite Geoestacionário de Defesa e Comunicação - SGDC**	24 722							**16.160.000**
2305 21IS **0001**	Operação do Satélite Geoestacionário de Defesa e Comunicação - SGDC - **Nacional**								16.160.000
			I	4-INV	2	90	0	1495	16.160.000
2305 **21IT**	**Desenvolvimento e Inovação de Produtos e Soluções de Telecomunicações na Telebras**	24 722							**1.500.000**
2305 21IT **0001**	Desenvolvimento e Inovação de Produtos e Soluções de Telecomunicações na Telebras - **Nacional**								1.500.000
			I	4-INV	2	90	0	1495	1.500.000
2305 **21IU**	**Rede Móvel Privativa de Comunicação da Administração Pública Federal**	24 722							**1.616.207**
2305 21IU **0001**	Rede Móvel Privativa de Comunicação da Administração Pública Federal - **Nacional**								1.616.207
			I	4-INV	2	90	0	1495	1.616.207
	Projeto								**129.287.377**
2305 **169X**	**Implantação de Infraestrutura de Rede de Comunicação de Dados para Inclusão Digital**	24 722							**129.287.377**
2305 169X **0001**	Implantação de Infraestrutura de Rede de Comunicação de Dados para Inclusão Digital - **Nacional**								129.287.377
	Rede implantada (% de execução física): 9		I	4-INV	2	90	0	1495	129.287.377
Total									**169.363.584**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**292.478.287**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	292.478.287
Funcao		
09	PREVIDÊNCIA SOCIAL	292.478.287
Subfuncao		
122	ADMINISTRAÇÃO GERAL	188.558.307
126	TECNOLOGIA DA INFORMAÇÃO	103.919.980
Despesas por Função/Subfunção		
09 PREVIDÊNCIA SOCIAL		**292.478.287**
122 ADMINISTRAÇÃO GERAL		188.558.307
126 TECNOLOGIA DA INFORMAÇÃO		103.919.980
UO		
46202	EMPRESA DE TECNOLOGIA E INFORMAÇÕES DA PREVIDÊNCIA SOCIAL - DATAPREV	292.478.287
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**292.478.287**
6.1.0.0.00.00	***Recursos Próprios***	***292.478.287***
6.1.1.0.00.00	Geração Própria	292.478.287

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46202 EMPRESA DE TECNOLOGIA E INFORMAÇÕES DA PREVIDÊNCIA SOCIAL - DATAPREV

Quadro Síntese

Código/Especificação		*VALOR*
Total		**292.478.287**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	292.478.287
Funcao		
09	PREVIDÊNCIA SOCIAL	292.478.287
Subfuncao		
122	ADMINISTRAÇÃO GERAL	188.558.307
126	TECNOLOGIA DA INFORMAÇÃO	103.919.980
Despesas por Função/Subfunção		
09	PREVIDÊNCIA SOCIAL	**292.478.287**
122	ADMINISTRAÇÃO GERAL	188.558.307
126	TECNOLOGIA DA INFORMAÇÃO	103.919.980
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**292.478.287**
6.1.0.0.00.00	***Recursos Próprios***	***292.478.287***
6.1.1.0.00.00	Geração Própria	292.478.287

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 46000 MINISTÉRIO DA GESTÃO E DA INOVAÇÃO EM SERVIÇOS PÚBLICOS

Unidade: 46202 EMPRESA DE TECNOLOGIA E INFORMAÇÕES DA PREVIDÊNCIA SOCIAL - DATAPREV

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**292.478.287**
	Atividade								**292.478.287**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	09 122							**180.784.741**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								180.784.741
			I	4-INV	2	90	0	1495	180.784.741
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	09 122							**7.773.566**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								7.773.566
			I	4-INV	2	90	0	1495	7.773.566
0035 **4117**	**Manutenção e Adequação da Infraestrutura de Tecnologia da Informação para a Previdência Social**	09 126							**103.919.980**
0035 4117 **0001**	Manutenção e Adequação da Infraestrutura de Tecnologia da Informação para a Previdência Social - **Nacional**								103.919.980
			I	4-INV	2	90	0	1495	103.919.980
Total									**292.478.287**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Quadro Síntese

Código/Especificação		*VALOR*
Total		**133.814.651**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	133.814.651
Funcao		
20	AGRICULTURA	133.814.651
Subfuncao		
122	ADMINISTRAÇÃO GERAL	127.540.815
126	TECNOLOGIA DA INFORMAÇÃO	6.273.836
Despesas por Função/Subfunção		
20	AGRICULTURA	**133.814.651**
122	ADMINISTRAÇÃO GERAL	127.540.815
126	TECNOLOGIA DA INFORMAÇÃO	6.273.836
UO		
49203	CENTRAIS DE ABASTECIMENTO DE MINAS GERAIS S.A. - CEASAMINAS	110.000.000
49204	CEAGESP - COMPANHIA DE ENTREPOSTOS E ARMAZÉNS GERAIS DE SÃO PAULO	23.814.651
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**133.814.651**
6.1.0.0.00.00	***Recursos Próprios***	***129.464.651***
6.1.1.0.00.00	Geração Própria	129.464.651
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***4.350.000***
6.2.1.0.00.00	Tesouro	4.350.000
6.2.1.1.00.00	*Direto*	*2.150.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*2.200.000*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49203 CENTRAIS DE ABASTECIMENTO DE MINAS GERAIS S.A. - CEASAMINAS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**110.000.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	110.000.000
Funcao		
20	AGRICULTURA	110.000.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	105.000.000
126	TECNOLOGIA DA INFORMAÇÃO	5.000.000
Despesas por Função/Subfunção		
20	AGRICULTURA	**110.000.000**
122	ADMINISTRAÇÃO GERAL	105.000.000
126	TECNOLOGIA DA INFORMAÇÃO	5.000.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**110.000.000**
6.1.0.0.00.00	***Recursos Próprios***	***110.000.000***
6.1.1.0.00.00	Geração Própria	110.000.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49203 CENTRAIS DE ABASTECIMENTO DE MINAS GERAIS S.A. - CEASAMINAS

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**110.000.000**
	Atividade								**110.000.000**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	20 122							**5.000.000**
0035 4102 **0031**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado de Minas Gerais**								5.000.000
			I	4-INV	2	90	0	1495	5.000.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	20 126							**5.000.000**
0035 4103 **0031**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado de Minas Gerais**								5.000.000
			I	4-INV	2	90	0	1495	5.000.000
0035 **4105**	**Manutenção e Adequação da Infraestrutura Operacional**	20 122							**100.000.000**
0035 4105 **0031**	Manutenção e Adequação da Infraestrutura Operacional - **No Estado de Minas Gerais**								100.000.000
			I	4-INV	2	90	0	1495	100.000.000
Total									**110.000.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49204 CEAGESP - COMPANHIA DE ENTREPOSTOS E ARMAZÉNS GERAIS DE SÃO PAULO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**23.814.651**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	23.814.651
Funcao		
20	AGRICULTURA	23.814.651
Subfuncao		
122	ADMINISTRAÇÃO GERAL	22.540.815
126	TECNOLOGIA DA INFORMAÇÃO	1.273.836
Despesas por Função/Subfunção		
20	AGRICULTURA	**23.814.651**
122	ADMINISTRAÇÃO GERAL	22.540.815
126	TECNOLOGIA DA INFORMAÇÃO	1.273.836
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**23.814.651**
6.1.0.0.00.00	***Recursos Próprios***	***19.464.651***
6.1.1.0.00.00	Geração Própria	19.464.651
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***4.350.000***
6.2.1.0.00.00	Tesouro	4.350.000
6.2.1.1.00.00	*Direto*	*2.150.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*2.200.000*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 49000 MINISTÉRIO DO DESENVOLVIMENTO AGRÁRIO E AGRICULTURA FAMILIAR

Unidade: 49204 CEAGESP - COMPANHIA DE ENTREPOSTOS E ARMAZÉNS GERAIS DE SÃO PAULO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**23.814.651**
	Atividade								**23.814.651**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	20 122							**12.277.495**
0035 4102 **0035**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado de São Paulo**								12.277.495
			I	4-INV	2	90	0	1495	12.277.495
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	20 126							**1.273.836**
0035 4103 **0035**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado de São Paulo**								1.273.836
			I	4-INV	2	90	0	1495	1.273.836
0035 **4105**	**Manutenção e Adequação da Infraestrutura Operacional**	20 122							**10.263.320**
0035 4105 **0035**	Manutenção e Adequação da Infraestrutura Operacional - **No Estado de São Paulo**								10.263.320
			I	4-INV	2	90	0	1495	10.263.320
Total									**23.814.651**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**3.013.020.180**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	16.855.165
6112	DEFESA NACIONAL	2.996.165.015
Funcao		
05	DEFESA NACIONAL	2.944.020.180
19	CIÊNCIA E TECNOLOGIA	69.000.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	2.887.107.015
126	TECNOLOGIA DA INFORMAÇÃO	4.485.165
571	DESENVOLVIMENTO CIENTÍFICO	69.000.000
781	TRANSPORTE AÉREO	52.428.000
Despesas por Função/Subfunção		
05	DEFESA NACIONAL	**2.944.020.180**
122	ADMINISTRAÇÃO GERAL	2.887.107.015
126	TECNOLOGIA DA INFORMAÇÃO	4.485.165
781	TRANSPORTE AÉREO	52.428.000
19	CIÊNCIA E TECNOLOGIA	**69.000.000**
571	DESENVOLVIMENTO CIENTÍFICO	69.000.000
UO		
52231	EMPRESA GERENCIAL DE PROJETOS NAVAIS - EMGEPRON	2.880.700.620
52234	NAV BRASIL SERVIÇOS DE NAVEGAÇÃO AÉREA S.A.	61.819.560
52235	ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A	70.500.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**3.013.020.180**
6.1.0.0.00.00	***Recursos Próprios***	***178.532.816***
6.1.1.0.00.00	Geração Própria	178.532.816
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***2.834.487.364***
6.2.1.0.00.00	Tesouro	2.832.987.364
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*2.832.987.364*
6.2.2.0.00.00	Controladora	1.500.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52231 EMPRESA GERENCIAL DE PROJETOS NAVAIS - EMGEPRON

Quadro Síntese

Código/Especificação		*VALOR*
Total		**2.880.700.620**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	5.963.605
6112	DEFESA NACIONAL	2.874.737.015
Funcao		
05	DEFESA NACIONAL	2.880.700.620
Subfuncao		
122	ADMINISTRAÇÃO GERAL	2.879.027.015
126	TECNOLOGIA DA INFORMAÇÃO	1.673.605
Despesas por Função/Subfunção		
05 DEFESA NACIONAL		**2.880.700.620**
122 ADMINISTRAÇÃO GERAL		2.879.027.015
126 TECNOLOGIA DA INFORMAÇÃO		1.673.605
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**2.880.700.620**
6.1.0.0.00.00	***Recursos Próprios***	***47.713.256***
6.1.1.0.00.00	Geração Própria	47.713.256
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***2.832.987.364***
6.2.1.0.00.00	Tesouro	2.832.987.364
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*2.832.987.364*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52231 EMPRESA GERENCIAL DE PROJETOS NAVAIS - EMGEPRON

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**5.963.605**
	Atividade								**5.963.605**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	05 122							**1.960.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								1.960.000
			I	4-INV	2	90	0	1495	1.960.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	05 122							**2.330.000**
0035 4102 **0033**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Rio de Janeiro**								2.330.000
			I	4-INV	2	90	0	1495	2.330.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	05 126							**1.673.605**
0035 4103 **0033**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Rio de Janeiro**								1.673.605
			I	4-INV	2	90	0	1495	1.673.605
6112	**Defesa Nacional**								**2.874.737.015**
	Projeto								**2.874.737.015**
6112 **15OZ**	**Recomposição do Núcleo do Poder Naval da Marinha do Brasil - Construção dos navios do Programa Classe Tamandaré (PCT)**	05 122							**2.540.000.000**
6112 15OZ **0001**	Recomposição do Núcleo do Poder Naval da Marinha do Brasil - Construção dos navios do Programa Classe Tamandaré (PCT) - **Nacional**								2.540.000.000
	Navio construído (% de execução): 18		I	4-INV	5	90	0	1495	2.540.000.000
6112 **15S3**	**Obtenção de Navio Polar**	05 122							**292.887.364**
6112 15S3 **0001**	Obtenção de Navio Polar - **Nacional**								292.887.364
	Navio obtido (% de execução): 39		I	4-INV	2	90	0	1495	292.887.364
6112 **15V9**	**Benfeitorias em novo Prédio destinado à Coordenação dos Programas Estratégicos**	05 122							**6.000.000**
6112 15V9 **3341**	Benfeitorias em novo Prédio destinado à Coordenação dos Programas Estratégicos - **No Município do Rio de Janeiro - RJ**								6.000.000
	Edifício reformado (% de execução): 40		I	4-INV	2	90	0	1495	6.000.000
6112 **15VE**	**Infraestrutura para Recebimento de Tecnologia do Programa Classe Tamandaré (PCT)**	05 122							**100.000**
6112 15VE **3341**	Infraestrutura para Recebimento de Tecnologia do Programa Classe Tamandaré (PCT) - **No Município do Rio de Janeiro - RJ**								100.000
	Prédio reformado (% de execução): 1		I	4-INV	2	90	0	1495	100.000
6112 **164I**	**Construção de um protótipo de uma lancha de alta perfomance de patrulha e Inspeção (LPI)**	05 122							**7.200.000**
6112 164I **3341**	Construção de um protótipo de uma lancha de alta perfomance de patrulha e Inspeção (LPI) - **No Município do Rio de Janeiro - RJ**								7.200.000
	Lancha obtida (% de execução): 1		I	4-INV	2	90	0	1495	7.200.000
6112 **164K**	**Implantação de sistema de geração distribuída (GD) fotovoltaica, em terreno da Marinha do Brasil (MB) na área do Comando do 1º Distrito Naval (Com1°DN)**	05 122							**10.000.000**
6112 164K **3341**	Implantação de sistema de geração distribuída (GD) fotovoltaica, em terreno da Marinha do Brasil (MB) na área do Comando do 1º Distrito Naval (Com1°DN) - **No Município do Rio de Janeiro - RJ**								10.000.000
	Sistema adquirido (% de execução): 100		I	4-INV	2	90	0	1495	10.000.000
6112 **168L**	**Aquisição de Máquinas e Equipamentos - Torno, Máquina de Jateamento e Estufa**	05 122							**10.335.000**
6112 168L **3341**	Aquisição de Máquinas e Equipamentos - Torno, Máquina de Jateamento e Estufa - **No Município do Rio de Janeiro - RJ**								10.335.000
	Equipamento adquirido (unidade): 5		I	4-INV	2	90	0	1495	10.335.000
6112 **168M**	**Infraestrutura - Benfeitoria na Fábrica Almirante Jurandyr da Costa Muller de Campos**	05 122							**3.550.000**
6112 168M **3341**	Infraestrutura - Benfeitoria na Fábrica Almirante Jurandyr da Costa Muller de Campos - **No Município do Rio de Janeiro - RJ**								3.550.000
	Reforma proposta (%): 100		I	4-INV	2	90	0	1495	3.550.000
6112 **168Y**	**Aquisição de Lancha Militarizada de 11m para o Programa Fragatas Classe Tamandaré (PFCT)**	05 122							**4.664.651**
6112 168Y **3341**	Aquisição de Lancha Militarizada de 11m para o Programa Fragatas Classe Tamandaré (PFCT) - **No Município do Rio de Janeiro - RJ**								4.664.651
	Lancha obtida (unidade): 1		I	4-INV	2	90	0	1495	4.664.651
Total									**2.880.700.620**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52234 NAV BRASIL SERVIÇOS DE NAVEGAÇÃO AÉREA S.A.

Quadro Síntese

Código/Especificação		*VALOR*
Total		**61.819.560**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	9.391.560
6112	DEFESA NACIONAL	52.428.000
Funcao		
05	DEFESA NACIONAL	61.819.560
Subfuncao		
122	ADMINISTRAÇÃO GERAL	6.680.000
126	TECNOLOGIA DA INFORMAÇÃO	2.711.560
781	TRANSPORTE AÉREO	52.428.000
Despesas por Função/Subfunção		
05	DEFESA NACIONAL	**61.819.560**
122	ADMINISTRAÇÃO GERAL	6.680.000
126	TECNOLOGIA DA INFORMAÇÃO	2.711.560
781	TRANSPORTE AÉREO	52.428.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**61.819.560**
6.1.0.0.00.00	***Recursos Próprios***	***61.819.560***
6.1.1.0.00.00	Geração Própria	61.819.560

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52234 NAV BRASIL SERVIÇOS DE NAVEGAÇÃO AÉREA S.A.

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**9.391.560**
	Atividade								**9.391.560**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	05 122							**4.000.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								4.000.000
			I	4-INV	2	90	0	1495	4.000.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	05 122							**2.680.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								2.680.000
			I	4-INV	2	90	0	1495	2.680.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	05 126							**2.711.560**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								2.711.560
			I	4-INV	2	90	0	1495	2.711.560
6112	**Defesa Nacional**								**52.428.000**
	Atividade								**47.478.000**
6112 **21DY**	**Implantação e manutenção de Sistemas de Navegação Aérea**	05 781							**47.478.000**
6112 21DY **0001**	Implantação e manutenção de Sistemas de Navegação Aérea - **Nacional**								47.478.000
			I	4-INV	2	90	0	1495	47.478.000
	Projeto								**4.950.000**
6112 **15YR**	**Modernização de infraestrutura para a prestação de Serviços de Navegação Aérea**	05 781							**4.950.000**
6112 15YR **0001**	Modernização de infraestrutura para a prestação de Serviços de Navegação Aérea - **Nacional**								4.950.000
	Modernização realizada (% de execução física): 24		I	4-INV	2	90	0	1495	4.950.000
Total									**61.819.560**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52235 ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A

Quadro Síntese

Código/Especificação		*VALOR*
Total		**70.500.000**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	1.500.000
6112	DEFESA NACIONAL	69.000.000
Funcao		
05	DEFESA NACIONAL	1.500.000
19	CIÊNCIA E TECNOLOGIA	69.000.000
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.400.000
126	TECNOLOGIA DA INFORMAÇÃO	100.000
571	DESENVOLVIMENTO CIENTÍFICO	69.000.000
Despesas por Função/Subfunção		
05	DEFESA NACIONAL	**1.500.000**
122	ADMINISTRAÇÃO GERAL	1.400.000
126	TECNOLOGIA DA INFORMAÇÃO	100.000
19	CIÊNCIA E TECNOLOGIA	**69.000.000**
571	DESENVOLVIMENTO CIENTÍFICO	69.000.000
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**70.500.000**
6.1.0.0.00.00	***Recursos Próprios***	***69.000.000***
6.1.1.0.00.00	Geração Própria	69.000.000
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***1.500.000***
6.2.2.0.00.00	Controladora	1.500.000

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 52000 MINISTÉRIO DA DEFESA

Unidade: 52235 ALADA - EMPRESA DE PROJETOS AEROESPACIAIS DO BRASIL S.A

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**1.500.000**
	Atividade								**1.500.000**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	05 122							**1.250.000**
0035 4101 **0001**	Manutenção e Adequação de Bens Imóveis - **Nacional**								1.250.000
			I	4-INV	2	90	0	1495	1.250.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	05 122							**150.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								150.000
			I	4-INV	2	90	0	1495	150.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	05 126							**100.000**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								100.000
			I	4-INV	2	90	0	1495	100.000
6112	**Defesa Nacional**								**69.000.000**
	Projeto								**69.000.000**
6112 **169W**	**Benfeitorias em Bens da União por Empresas Estatais**	19 571							**69.000.000**
6112 169W **0001**	Benfeitorias em Bens da União por Empresas Estatais - **Nacional**								69.000.000
	Adequação executada (unidade): 4		I	4-INV	2	90	0	1495	69.000.000
Total									**70.500.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Quadro Síntese

Código/Especificação		*VALOR*
Total		**2.097.640.308**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	266.891.153
3104	AVIAÇÃO CIVIL	490.574.813
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	1.340.174.342
Funcao		
26	TRANSPORTE	2.097.640.308
Subfuncao		
122	ADMINISTRAÇÃO GERAL	71.641.751
126	TECNOLOGIA DA INFORMAÇÃO	195.249.402
781	TRANSPORTE AÉREO	490.574.813
784	TRANSPORTE AQUAVIÁRIO	1.340.174.342
Despesas por Função/Subfunção		
26 TRANSPORTE		**2.097.640.308**
122 ADMINISTRAÇÃO GERAL		71.641.751
126 TECNOLOGIA DA INFORMAÇÃO		195.249.402
781 TRANSPORTE AÉREO		490.574.813
784 TRANSPORTE AQUAVIÁRIO		1.340.174.342
UO		
68205	COMPANHIA DOCAS DO CEARÁ - CDC	48.276.066
68207	COMPANHIA DAS DOCAS DO ESTADO DA BAHIA - CODEBA	314.434.448
68208	AUTORIDADE PORTUÁRIA DE SANTOS S.A	605.044.160
68210	COMPANHIA DOCAS DO PARÁ - CDP	237.405.088
68211	COMPANHIA DOCAS DO RIO DE JANEIRO - CDRJ	200.223.003
68212	COMPANHIA DOCAS DO RIO GRANDE DO NORTE - CODERN	189.984.651
68214	EMPRESA BRASILEIRA DE INFRAESTRUTURA AEROPORTUÁRIA - INFRAERO	502.272.892
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**2.097.640.308**
6.1.0.0.00.00	***Recursos Próprios***	***1.595.738.885***
6.1.1.0.00.00	Geração Própria	1.595.738.885
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***501.901.423***
6.2.1.0.00.00	Tesouro	501.901.423
6.2.1.1.00.00	*Direto*	*96.017.100*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*405.884.323*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68205 COMPANHIA DOCAS DO CEARÁ - CDC

Quadro Síntese

Código/Especificação		*VALOR*
Total		**48.276.066**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	9.446.535
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	38.829.531
Funcao		
26	TRANSPORTE	48.276.066
Subfuncao		
122	ADMINISTRAÇÃO GERAL	8.175.535
126	TECNOLOGIA DA INFORMAÇÃO	1.271.000
784	TRANSPORTE AQUAVIÁRIO	38.829.531
Despesas por Função/Subfunção		
26 TRANSPORTE		**48.276.066**
122 ADMINISTRAÇÃO GERAL		8.175.535
126 TECNOLOGIA DA INFORMAÇÃO		1.271.000
784 TRANSPORTE AQUAVIÁRIO		38.829.531
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**48.276.066**
6.1.0.0.00.00	***Recursos Próprios***	***47.629.390***
6.1.1.0.00.00	Geração Própria	47.629.390
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***646.676***
6.2.1.0.00.00	Tesouro	646.676
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*646.676*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68205 COMPANHIA DOCAS DO CEARÁ - CDC

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**9.446.535**
	Atividade								**9.446.535**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	26 122							**7.200.000**
0035 4101 **0023**	Manutenção e Adequação de Bens Imóveis - **No Estado do Ceará**								7.200.000
			I	4-INV	2	90	0	1495	7.200.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**975.535**
0035 4102 **0023**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Ceará**								975.535
			I	4-INV	2	90	0	1495	975.535
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**1.271.000**
0035 4103 **0023**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Ceará**								1.271.000
			I	4-INV	2	90	0	1495	1.271.000
3105	**Portos e Transporte Aquaviário**								**38.829.531**
	Atividade								**2.194.085**
3105 **20HL**	**Estudos e Projetos para Infraestrutura Portuária**	26 784							**2.094.085**
3105 20HL **0023**	Estudos e Projetos para Infraestrutura Portuária - **No Estado do Ceará**								2.094.085
	Estudo realizado (unidade): 50		I	4-INV	2	90	0	1495	2.094.085
3105 **20HM**	**Estudos para o Desenvolvimento do Setor Portuário**	26 784							**100.000**
3105 20HM **0023**	Estudos para o Desenvolvimento do Setor Portuário - **No Estado do Ceará**								100.000
	Estudo realizado (unidade): 1		I	4-INV	2	90	0	1495	100.000
	Projeto								**36.635.446**
3105 **142Z**	**Adequação de Instalações de Acostagem, Movimentação e Armazenagem de Cargas do Porto de Fortaleza (CE)**	26 784							**11.061.062**
3105 142Z **0023**	Adequação de Instalações de Acostagem, Movimentação e Armazenagem de Cargas do Porto de Fortaleza (CE) - **No Estado do Ceará**								11.061.062
	Obra executada (% de execução física): 5		I	4-INV	2	90	0	1495	11.061.062
3105 **143A**	**Implantação, Adequação e Modernização das Instalações Gerais e de Suprimentos no Porto de Fortaleza (CE)**	26 784							**13.714.530**
3105 143A **0023**	Implantação, Adequação e Modernização das Instalações Gerais e de Suprimentos no Porto de Fortaleza (CE) - **No Estado do Ceará**								13.714.530
	Obra executada (% de execução física): 5		I	4-INV	2	90	0	1495	13.714.530
3105 **147E**	**Adequação de Instalações para Melhorias da Navegabilidade, Atracação e Operação de Navios do Porto de Fortaleza (CE)**	26 784							**4.863.746**
3105 147E **0023**	Adequação de Instalações para Melhorias da Navegabilidade, Atracação e Operação de Navios do Porto de Fortaleza (CE) - **No Estado do Ceará**								4.863.746
	Obra executada (% de execução física): 80		I	4-INV	2	90	0	1495	4.863.746
3105 **14KM**	**Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística**	26 784							**390.200**
3105 14KM **0023**	Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística - **No Estado do Ceará**								390.200
	Implantação realizada (% de execução física): 5		I	4-INV	2	90	0	1495	390.200
3105 **14RC**	**Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos**	26 784							**205.908**
3105 14RC **0023**	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos - **No Estado do Ceará**								205.908
	Implantação realizada (% de execução física): 5		I	4-INV	2	90	0	1495	205.908
3105 **15YD**	**Adequação da Profundidade do Berço de Atracação 103 do Porto de Fortaleza (CE)**	26 784							**4.800.000**
3105 15YD **0023**	Adequação da Profundidade do Berço de Atracação 103 do Porto de Fortaleza (CE) - **No Estado do Ceará**								4.800.000
	Obra executada (% de execução física): 5		I	4-INV	2	90	0	1495	4.800.000
3105 **167W**	**Projetos e Obras para o Aprofundamento do Canal de Acesso, Bacia de Evolução e Berços do Porto de Fortaleza (CE)**	26 784							**1.600.000**
3105 167W **1048**	Projetos e Obras para o Aprofundamento do Canal de Acesso, Bacia de Evolução e Berços do Porto de Fortaleza (CE) - **No Município de Fortaleza - CE**								1.600.000
	Obra executada (% de execução física): 16		I	4-INV	2	90	0	1495	1.600.000
Total									**48.276.066**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68207 COMPANHIA DAS DOCAS DO ESTADO DA BAHIA - CODEBA

Quadro Síntese

Código/Especificação		*VALOR*
Total		**314.434.448**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	51.540.875
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	262.893.573
Funcao		
26	TRANSPORTE	314.434.448
Subfuncao		
122	ADMINISTRAÇÃO GERAL	19.972.244
126	TECNOLOGIA DA INFORMAÇÃO	31.568.631
784	TRANSPORTE AQUAVIÁRIO	262.893.573
Despesas por Função/Subfunção		
26	TRANSPORTE	**314.434.448**
122	ADMINISTRAÇÃO GERAL	19.972.244
126	TECNOLOGIA DA INFORMAÇÃO	31.568.631
784	TRANSPORTE AQUAVIÁRIO	262.893.573
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**314.434.448**
6.1.0.0.00.00	***Recursos Próprios***	***310.188.228***
6.1.1.0.00.00	Geração Própria	310.188.228
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***4.246.220***
6.2.1.0.00.00	Tesouro	4.246.220
6.2.1.1.00.00	*Direto*	*1.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*4.245.220*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68207 COMPANHIA DAS DOCAS DO ESTADO DA BAHIA - CODEBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**51.540.875**
	Atividade								**51.540.875**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	26 122							**7.469.500**
0035 4101 **0029**	Manutenção e Adequação de Bens Imóveis - **No Estado da Bahia**								7.269.500
			I	4-INV	2	90	0	1495	7.269.500
0035 4101 **0042**	Manutenção e Adequação de Bens Imóveis - **No Estado de Santa Catarina**								200.000
			I	4-INV	2	90	0	1495	200.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**10.502.744**
0035 4102 **0029**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado da Bahia**								10.302.744
			I	4-INV	2	90	0	1495	10.302.744
0035 4102 **0042**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado de Santa Catarina**								200.000
			I	4-INV	2	90	0	1495	200.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**33.568.631**
0035 4103 **0029**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado da Bahia**								31.568.631
			I	4-INV	2	90	0	1495	31.568.631
0035 4103 **0042**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado de Santa Catarina**								2.000.000
			I	4-INV	2	90	0	1495	2.000.000
3105	**Portos e Transporte Aquaviário**								**262.893.573**
	Atividade								**176.647.353**
3105 **20HL**	**Estudos e Projetos para Infraestrutura Portuária**	26 784							**27.150.000**
3105 20HL **0029**	Estudos e Projetos para Infraestrutura Portuária - **No Estado da Bahia**								18.900.000
	Estudo realizado (unidade): 50		I	4-INV	2	90	0	1495	18.900.000
3105 20HL **0042**	Estudos e Projetos para Infraestrutura Portuária - **No Estado de Santa Catarina**								8.250.000
	Estudo realizado (unidade): 30		I	4-INV	2	90	0	1495	8.250.000
3105 **20HM**	**Estudos para o Desenvolvimento do Setor Portuário**	26 784							**2.940.000**
3105 20HM **0029**	Estudos para o Desenvolvimento do Setor Portuário - **No Estado da Bahia**								2.940.000
	Estudo realizado (unidade): 62		I	4-INV	2	90	0	1495	2.940.000
3105 **21CT**	**Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da Codeba**	26 784							**22.496.536**
3105 21CT **0029**	Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da Codeba - **No Estado da Bahia**								3.946.536
			I	4-INV	2	90	0	1495	3.946.536
3105 21CT **0042**	Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da Codeba - **No Estado de Santa Catarina**								18.550.000
			I	4-INV	2	90	0	1495	18.550.000
3105 **21CU**	**Adequação, Recuperação e Melhoria das Estruturas de Acostagem dos Portos Organizados da Codeba**	26 784							**37.950.000**
3105 21CU **0029**	Adequação, Recuperação e Melhoria das Estruturas de Acostagem dos Portos Organizados da Codeba - **No Estado da Bahia**								37.950.000
			I	4-INV	2	90	0	1495	37.950.000
3105 **21CV**	**Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da Codeba**	26 784							**74.721.729**
3105 21CV **0029**	Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da Codeba - **No Estado da Bahia**								70.041.729
			I	4-INV	2	90	0	1495	70.041.729
3105 21CV **0042**	Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da Codeba - **No Estado de Santa Catarina**								4.680.000
			I	4-INV	2	90	0	1495	4.680.000
3105 **21CW**	**Adequação, Recuperação e Melhoria das Estruturas de Armazenagem dos Portos Organizados da Codeba**	26 784							**889.088**
3105 21CW **0029**	Adequação, Recuperação e Melhoria das Estruturas de Armazenagem dos Portos Organizados da Codeba - **No Estado da Bahia**								889.088
			I	4-INV	2	90	0	1495	889.088
3105 **21I4**	**Adequação, Recuperação e Melhoria da Infraestrutura da Hidrovia do Rio São Francisco**	26 784							**10.500.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68207 COMPANHIA DAS DOCAS DO ESTADO DA BAHIA - CODEBA

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3105 21I4 **0029**	Adequação, Recuperação e Melhoria da Infraestrutura da Hidrovia do Rio São Francisco - **No Estado da Bahia**								10.500.000
	Obra realizada (% de execução): 50		I	4-INV	2	90	0	1495	10.500.000
	Projeto								**86.246.220**
3105 **14KM**	**Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística**	26 784							**4.105.220**
3105 14KM **0029**	Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística - **No Estado da Bahia**								4.105.220
	Implantação realizada (% de execução física): 10		I	4-INV	2	90	0	1495	4.105.220
3105 **14RC**	**Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos**	26 784							**140.000**
3105 14RC **0029**	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos - **No Estado da Bahia**								140.000
	Implantação realizada (% de execução física): 100		I	4-INV	2	90	0	1495	140.000
3105 **160R**	**Recuperação e Reforço Estrutural da Plataforma da Parte Alargada do Cais Comercial do Porto de Salvador - BA**	26 784							**3.500.000**
3105 160R **0029**	Recuperação e Reforço Estrutural da Plataforma da Parte Alargada do Cais Comercial do Porto de Salvador - BA - **No Estado da Bahia**								3.500.000
	Implantação realizada (% de execução física): 60		I	4-INV	5	90	0	1495	3.500.000
3105 **164O**	**Dragagem de Aprofundamento do Porto de Ilhéus - BA**	26 784							**5.001.000**
3105 164O **0029**	Dragagem de Aprofundamento do Porto de Ilhéus - BA - **No Estado da Bahia**								5.001.000
	Dragagem concluída (m³): 395.570		I	4-INV	5	90	0	1495	5.001.000
3105 **164Q**	**Dragagem de Aprofundamento do Canal de Acesso - Porto de Salvador**	26 784							**63.000.000**
3105 164Q **0029**	Dragagem de Aprofundamento do Canal de Acesso - Porto de Salvador - **No Estado da Bahia**								63.000.000
	Dragagem concluída (m³): 395.570		I	4-INV	2	90	0	1495	63.000.000
3105 **164R**	**Dragagem de Aprofundamento e Alargamento do Canal de Acesso do Porto de Aratu - Candeias - BA**	26 784							**10.500.000**
3105 164R **0029**	Dragagem de Aprofundamento e Alargamento do Canal de Acesso do Porto de Aratu - Candeias - BA - **No Estado da Bahia**								10.500.000
	Dragagem concluída (m³): 395.570		I	4-INV	2	90	0	1495	10.500.000
Total									**314.434.448**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68208 AUTORIDADE PORTUÁRIA DE SANTOS S.A

Quadro Síntese

Código/Especificação		*VALOR*
Total		**605.044.160**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	127.942.550
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	477.101.610
Funcao		
26	TRANSPORTE	605.044.160
Subfuncao		
122	ADMINISTRAÇÃO GERAL	5.022.856
126	TECNOLOGIA DA INFORMAÇÃO	122.919.694
784	TRANSPORTE AQUAVIÁRIO	477.101.610
Despesas por Função/Subfunção		
26	TRANSPORTE	**605.044.160**
122	ADMINISTRAÇÃO GERAL	5.022.856
126	TECNOLOGIA DA INFORMAÇÃO	122.919.694
784	TRANSPORTE AQUAVIÁRIO	477.101.610
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**605.044.160**
6.1.0.0.00.00	***Recursos Próprios***	***603.912.351***
6.1.1.0.00.00	Geração Própria	603.912.351
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***1.131.809***
6.2.1.0.00.00	Tesouro	1.131.809
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*1.131.809*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68208 AUTORIDADE PORTUÁRIA DE SANTOS S.A

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**127.942.550**
	Atividade								**127.942.550**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**5.022.856**
0035 4102 **0035**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado de São Paulo**								5.022.856
			I	4-INV	2	90	0	1495	5.022.856
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**122.919.694**
0035 4103 **0035**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado de São Paulo**								122.919.694
			I	4-INV	2	90	0	1495	122.919.694
3105	**Portos e Transporte Aquaviário**								**477.101.610**
	Atividade								**34.165.162**
3105 **143Y**	**Adequação de Instalações Gerais e de Suprimentos do Porto de Santos (SP)**	26 784							**34.165.162**
3105 143Y **0035**	Adequação de Instalações Gerais e de Suprimentos do Porto de Santos (SP) - **No Estado de São Paulo**								34.165.162
	Obra executada (% de execução física): 100		I	4-INV	2	90	0	1495	34.165.162
	Projeto								**442.936.448**
3105 **12NK**	**Reforço dos Berços de Atracação da Ilha de Barnabé do Porto de Santos (SP)**	26 784							**84.543.243**
3105 12NK **0035**	Reforço dos Berços de Atracação da Ilha de Barnabé do Porto de Santos (SP) - **No Estado de São Paulo**								84.543.243
	Obra executada (% de execução física): 77		I	4-INV	5	90	0	1495	84.543.243
3105 **14KJ**	**Implantação de Sistema de Apoio à Gestão de Tráfego de Navios**	26 784							**50.937.678**
3105 14KJ **0035**	Implantação de Sistema de Apoio à Gestão de Tráfego de Navios - **No Estado de São Paulo**								50.937.678
	Sistema implantado (% de execução física): 27		I	4-INV	5	90	0	1495	50.937.678
3105 **14KM**	**Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística**	26 784							**6.999.996**
3105 14KM **0035**	Implantação de Sistema Portuário de Monitoramento de Cargas e da Cadeia Logística - **No Estado de São Paulo**								6.999.996
	Implantação realizada (% de execução física): 100		I	4-INV	2	90	0	1495	6.999.996
3105 **14RC**	**Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos**	26 784							**10.000.000**
3105 14RC **0035**	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos - **No Estado de São Paulo**								10.000.000
	Implantação realizada (% de execução física): 83		I	4-INV	2	90	0	1495	10.000.000
3105 **15N8**	**Ampliação do Acesso Rodoviário à Ilha Bernabé**	26 784							**1.983.663**
3105 15N8 **0035**	Ampliação do Acesso Rodoviário à Ilha Bernabé - **No Estado de São Paulo**								1.983.663
	Obra executada (% de execução física): 1		I	4-INV	2	90	0	1495	1.983.663
3105 **15ZZ**	**Implantação do Túnel Imerso Ligando Santos a Guarujá**	26 784							**215.483.095**
3105 15ZZ **0035**	Implantação do Túnel Imerso Ligando Santos a Guarujá - **No Estado de São Paulo**								215.483.095
	Túnel construído (% de execução física): 7		I	4-INV	5	90	0	1495	215.483.095
3105 **162Y**	**Dragagem de Aprofundamento**	26 784							**34.000.161**
3105 162Y **3908**	Dragagem de Aprofundamento - **No Município de Santos - SP**								34.000.161
	Dragagem realizada (mil m³): 473		I	4-INV	5	90	0	1495	34.000.161
3105 **1C66**	**Implantação da Avenida Perimetral Portuária no Porto de Santos no Município de Guarujá (SP)**	26 784							**18.002.114**
3105 1C66 **0035**	Implantação da Avenida Perimetral Portuária no Porto de Santos no Município de Guarujá (SP) - **No Estado de São Paulo**								18.002.114
	Trecho pavimentado (% de execução física): 3		I	4-INV	5	90	0	1495	18.002.114
3105 **1C67**	**Implantação da Avenida Perimetral Portuária no Porto de Santos no Município de Santos (SP)**	26 784							**20.986.498**
3105 1C67 **0035**	Implantação da Avenida Perimetral Portuária no Porto de Santos no Município de Santos (SP) - **No Estado de São Paulo**								20.986.498
	Trecho pavimentado (% de execução física): 8		I	4-INV	5	90	0	1495	20.986.498
Total									**605.044.160**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68210 COMPANHIA DOCAS DO PARÁ - CDP

Quadro Síntese

Código/Especificação		*VALOR*
Total		**237.405.088**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	22.873.198
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	214.531.890
Funcao		
26	TRANSPORTE	237.405.088
Subfuncao		
122	ADMINISTRAÇÃO GERAL	17.683.198
126	TECNOLOGIA DA INFORMAÇÃO	5.190.000
784	TRANSPORTE AQUAVIÁRIO	214.531.890
Despesas por Função/Subfunção		
26 TRANSPORTE		**237.405.088**
122 ADMINISTRAÇÃO GERAL		17.683.198
126 TECNOLOGIA DA INFORMAÇÃO		5.190.000
784 TRANSPORTE AQUAVIÁRIO		214.531.890
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**237.405.088**
6.1.0.0.00.00	***Recursos Próprios***	***225.972.664***
6.1.1.0.00.00	Geração Própria	225.972.664
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***11.432.424***
6.2.1.0.00.00	Tesouro	11.432.424
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*11.432.424*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68210 COMPANHIA DOCAS DO PARÁ - CDP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**22.873.198**
	Atividade								**19.450.980**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	26 122							**8.000.000**
0035 4101 **0015**	Manutenção e Adequação de Bens Imóveis - **No Estado do Pará**								8.000.000
			I	4-INV	2	90	0	1495	8.000.000
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**6.260.980**
0035 4102 **0015**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Pará**								6.260.980
			I	4-INV	2	90	0	1495	6.260.980
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**5.190.000**
0035 4103 **0015**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Pará**								5.190.000
			I	4-INV	2	90	0	1495	5.190.000
	Projeto								**3.422.218**
0035 **3286**	**Instalação de Bens Imóveis**	26 122							**3.422.218**
0035 3286 **0015**	Instalação de Bens Imóveis - **No Estado do Pará**								3.422.218
	Imóvel instalado (unidade): 3		I	4-INV	2	90	0	1495	3.422.218
3105	**Portos e Transporte Aquaviário**								**214.531.890**
	Atividade								**9.777.830**
3105 **20HL**	**Estudos e Projetos para Infraestrutura Portuária**	26 784							**7.450.000**
3105 20HL **0015**	Estudos e Projetos para Infraestrutura Portuária - **No Estado do Pará**								7.450.000
	Estudo realizado (unidade): 4		I	4-INV	2	90	0	1495	7.450.000
3105 **20HM**	**Estudos para o Desenvolvimento do Setor Portuário**	26 784							**2.327.830**
3105 20HM **0015**	Estudos para o Desenvolvimento do Setor Portuário - **No Estado do Pará**								2.327.830
	Estudo realizado (unidade): 3		I	4-INV	2	90	0	1495	2.327.830
	Projeto								**204.754.060**
3105 **11WH**	**Construção dos Terminais de Múltiplo Uso 1 e 2 do Porto de Vila do Conde (PA)**	26 784							**4.167.388**
3105 11WH **0015**	Construção dos Terminais de Múltiplo Uso 1 e 2 do Porto de Vila do Conde (PA) - **No Estado do Pará**								4.167.388
	Obra realizada (% de execução física): 2		I	4-INV	5	90	0	1495	4.167.388
3105 **14KL**	**Implantação de Sistema de Apoio ao Gerenciamento da Infraestrutura Portuária**	26 784							**3.670.000**
3105 14KL **0015**	Implantação de Sistema de Apoio ao Gerenciamento da Infraestrutura Portuária - **No Estado do Pará**								3.670.000
	Implantação realizada (% de execução física): 25		I	4-INV	2	90	0	1495	3.670.000
3105 **14RC**	**Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos**	26 784							**1.000.000**
3105 14RC **0015**	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos - **No Estado do Pará**								1.000.000
	Implantação realizada (% de execução física): 67		I	4-INV	2	90	0	1495	1.000.000
3105 **15W W**	**Adequação de Instalações Gerais e de Suprimentos nos Portos Organizados e Terminais da CDP**	26 784							**9.632.135**
3105 15WW **0015**	Adequação de Instalações Gerais e de Suprimentos nos Portos Organizados e Terminais da CDP - **No Estado do Pará**								9.632.135
	Obra executada (% de execução física): 13		I	4-INV	2	90	0	1495	9.632.135
3105 **15WX**	**Adequação de Instalações de Acostagem, de Movimentação e Armazenagem de Cargas nos Portos Organizados e Terminais da CDP**	26 784							**19.240.827**
3105 15WX **0015**	Adequação de Instalações de Acostagem, de Movimentação e Armazenagem de Cargas nos Portos Organizados e Terminais da CDP - **No Estado do Pará**								19.240.827
	Obra executada (% de execução física): 28		I	4-INV	2	90	0	1495	19.240.827
3105 **15WY**	**Adequação de Instalações de Circulação nos Portos Organizados e Terminais da CDP**	26 784							**64.043.710**
3105 15WY **0015**	Adequação de Instalações de Circulação nos Portos Organizados e Terminais da CDP - **No Estado do Pará**								64.043.710
	Obra executada (% de execução física): 100		I	4-INV	2	90	0	1495	64.043.710
3105 **15WZ**	**Adequação de Instalações de Proteção à Atracação e Operação de Navios nos Portos Organizados e Terminais da CDP**	26 784							**2.000.000**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68210 COMPANHIA DOCAS DO PARÁ - CDP

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3105 15WZ **0015**	Adequação de Instalações de Proteção à Atracação e Operação de Navios nos Portos Organizados e Terminais da CDP - **No Estado do Pará** Obra executada (% de execução física): 14		I	4-INV	2	90	0	1495	2.000.000 2.000.000
3105 **15X0**	**Dragagem nos Portos Organizados e Terminais da CDP**	26 784							**70.000.000**
3105 15X0 **0015**	Dragagem nos Portos Organizados e Terminais da CDP - **No Estado do Pará** Dragagem realizada (mil m³): 545		I	4-INV	5	90	0	1495	70.000.000 70.000.000
3105 **15X2**	**Implementação de Sistema de Monitoramento da Infraestrutura Aquaviária dos Portos e Terminais da CDP**	26 784							**30.000.000**
3105 15X2 **0015**	Implementação de Sistema de Monitoramento da Infraestrutura Aquaviária dos Portos e Terminais da CDP - **No Estado do Pará** Sistema implantado/mantido (% de execução física): 24		I	4-INV	5	90	0	1495	30.000.000 30.000.000
3105 **7Y17**	**Construção e Adequação de Instalações de Acostagens e de Instalações em Gerais no Terminal de Outeiro**	26 784							**1.000.000**
3105 7Y17 **0015**	Construção e Adequação de Instalações de Acostagens e de Instalações em Gerais no Terminal de Outeiro - **No Estado do Pará** Obra executada (% de execução física): 1		I	4-INV	5	90	0	1495	1.000.000 1.000.000
Total									**237.405.088**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68211 COMPANHIA DOCAS DO RIO DE JANEIRO - CDRJ

Quadro Síntese

Código/Especificação		*VALOR*
Total		**200.223.003**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	40.507.218
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	159.715.785
Funcao		
26	TRANSPORTE	200.223.003
Subfuncao		
122	ADMINISTRAÇÃO GERAL	18.603.619
126	TECNOLOGIA DA INFORMAÇÃO	21.903.599
784	TRANSPORTE AQUAVIÁRIO	159.715.785
Despesas por Função/Subfunção		
26	TRANSPORTE	**200.223.003**
122	ADMINISTRAÇÃO GERAL	18.603.619
126	TECNOLOGIA DA INFORMAÇÃO	21.903.599
784	TRANSPORTE AQUAVIÁRIO	159.715.785
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**200.223.003**
6.1.0.0.00.00	***Recursos Próprios***	***79.843.526***
6.1.1.0.00.00	Geração Própria	79.843.526
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***120.379.477***
6.2.1.0.00.00	Tesouro	120.379.477
6.2.1.1.00.00	*Direto*	*15.002.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*105.377.477*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68211 COMPANHIA DOCAS DO RIO DE JANEIRO - CDRJ

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**40.507.218**
	Atividade								**40.507.218**
0035 **4101**	**Manutenção e Adequação de Bens Imóveis**	26 122							**16.853.619**
0035 4101 **0033**	Manutenção e Adequação de Bens Imóveis - **No Estado do Rio de Janeiro**								16.853.619
			I	4-INV	2	90	0	1495	16.853.619
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**1.750.000**
0035 4102 **0033**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Rio de Janeiro**								1.750.000
			I	4-INV	2	90	0	1495	1.750.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**21.903.599**
0035 4103 **0033**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Rio de Janeiro**								21.903.599
			I	4-INV	2	90	0	1495	21.903.599
3105	**Portos e Transporte Aquaviário**								**159.715.785**
	Atividade								**27.090.112**
3105 **20HM**	**Estudos para o Desenvolvimento do Setor Portuário**	26 784							**14.600.000**
3105 20HM **0033**	Estudos para o Desenvolvimento do Setor Portuário - **No Estado do Rio de Janeiro**								14.600.000
	Estudo realizado (unidade): 5		I	4-INV	5	90	0	1495	14.600.000
3105 **21EX**	**Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da CDRJ**	26 784							**2.490.112**
3105 21EX **0033**	Adequação, Modernização e Melhoria das Estruturas Inframarítimas dos Portos Organizados da CDRJ - **No Estado do Rio de Janeiro**								2.490.112
			I	4-INV	2	90	0	1495	2.490.112
3105 **21EY**	**Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da CDRJ**	26 784							**10.000.000**
3105 21EY **0033**	Adequação, Recuperação e Melhoria da Infraestrutura Terrestre dos Portos Organizados da CDRJ - **No Estado do Rio de Janeiro**								10.000.000
			I	4-INV	2	90	0	1495	10.000.000
	Projeto								**132.625.673**
3105 **12LG**	**Reforço Estrutural do Cais da Gamboa no Porto do Rio de Janeiro (RJ)**	26 784							**26.888.298**
3105 12LG **0033**	Reforço Estrutural do Cais da Gamboa no Porto do Rio de Janeiro (RJ) - **No Estado do Rio de Janeiro**								26.888.298
	Obra executada (% de execução física): 8		I	4-INV	5	90	0	1495	26.888.298
3105 **14KJ**	**Implantação de Sistema de Apoio à Gestão de Tráfego de Navios**	26 784							**12.246.196**
3105 14KJ **3303**	Implantação de Sistema de Apoio à Gestão de Tráfego de Navios - **No Município de Itaguaí - RJ**								6.123.098
	Sistema implantado (% de execução física): 4		I	4-INV	5	90	0	1495	6.123.098
3105 14KJ **3341**	Implantação de Sistema de Apoio à Gestão de Tráfego de Navios - **No Município do Rio de Janeiro - RJ**								6.123.098
	Sistema implantado (% de execução física): 4		I	4-INV	5	90	0	1495	6.123.098
3105 **14RC**	**Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos**	26 784							**1.000.000**
3105 14RC **0033**	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos - **No Estado do Rio de Janeiro**								1.000.000
	Implantação realizada (% de execução física): 20		I	4-INV	2	90	0	1495	1.000.000
3105 **15YE**	**Dragagem e Derrocagem no Canal de Acesso ao Cais da Gamboa do Porto do Rio de Janeiro**	26 784							**92.491.179**
3105 15YE **0033**	Dragagem e Derrocagem no Canal de Acesso ao Cais da Gamboa do Porto do Rio de Janeiro - **No Estado do Rio de Janeiro**								92.491.179
	Dragagem realizada (m³): 977.681		I	4-INV	5	90	0	1495	92.491.179
Total									**200.223.003**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68212 COMPANHIA DOCAS DO RIO GRANDE DO NORTE - CODERN

Quadro Síntese

Código/Especificação		*VALOR*
Total		**189.984.651**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	2.882.698
3105	PORTOS E TRANSPORTE AQUAVIÁRIO	187.101.953
Funcao		
26	TRANSPORTE	189.984.651
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.184.299
126	TECNOLOGIA DA INFORMAÇÃO	1.698.399
784	TRANSPORTE AQUAVIÁRIO	187.101.953
Despesas por Função/Subfunção		
26	TRANSPORTE	**189.984.651**
122	ADMINISTRAÇÃO GERAL	1.184.299
126	TECNOLOGIA DA INFORMAÇÃO	1.698.399
784	TRANSPORTE AQUAVIÁRIO	187.101.953
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**189.984.651**
6.1.0.0.00.00	***Recursos Próprios***	***17.194.595***
6.1.1.0.00.00	Geração Própria	17.194.595
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***172.790.056***
6.2.1.0.00.00	Tesouro	172.790.056
6.2.1.1.00.00	*Direto*	*80.004.000*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*92.786.056*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68212 COMPANHIA DOCAS DO RIO GRANDE DO NORTE - CODERN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**2.882.698**
	Atividade								**2.882.698**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**1.184.299**
0035 4102 **0024**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado do Rio Grande do Norte**								500.000
			I	4-INV	2	90	0	1495	500.000
0035 4102 **0027**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **No Estado de Alagoas**								684.299
			I	4-INV	2	90	0	1495	684.299
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**1.698.399**
0035 4103 **0024**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado do Rio Grande do Norte**								500.000
			I	4-INV	2	90	0	1495	500.000
0035 4103 **0027**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **No Estado de Alagoas**								1.198.399
			I	4-INV	2	90	0	1495	1.198.399
3105	**Portos e Transporte Aquaviário**								**187.101.953**
	Atividade								**124.999**
3105 **20HL**	**Estudos e Projetos para Infraestrutura Portuária**	26 784							**746**
3105 20HL **1262**	Estudos e Projetos para Infraestrutura Portuária - **No Município de Natal - RN**								746
	Estudo realizado (unidade): 1		I	4-INV	2	90	0	1495	746
3105 **20HM**	**Estudos para o Desenvolvimento do Setor Portuário**	26 784							**124.253**
3105 20HM **1262**	Estudos para o Desenvolvimento do Setor Portuário - **No Município de Natal - RN**								124.253
	Estudo realizado (unidade): 2		I	4-INV	2	90	0	1495	124.253
	Projeto								**186.976.954**
3105 **12LN**	**Construção do Berço 4 do Porto de Natal (RN)**	26 784							**8.470.756**
3105 12LN **0024**	Construção do Berço 4 do Porto de Natal (RN) - **No Estado do Rio Grande do Norte**								8.470.756
	Obra executada (% de execução física): 2		I	4-INV	2	90	0	1495	8.470.756
3105 **12LP**	**Implantação de Terminal Marítimo de Passageiros do Porto de Natal (RN)**	26 784							**3.075**
3105 12LP **0024**	Implantação de Terminal Marítimo de Passageiros do Porto de Natal (RN) - **No Estado do Rio Grande do Norte**								3.075
	Implantação realizada (% de execução física): 1		I	4-INV	2	90	0	1495	3.075
3105 **145H**	**Adequação de Instalações Gerais e de Suprimentos do Porto de Natal (RN)**	26 784							**1.000.000**
3105 145H **0024**	Adequação de Instalações Gerais e de Suprimentos do Porto de Natal (RN) - **No Estado do Rio Grande do Norte**								1.000.000
	Obra concluída (% de execução física): 1		I	4-INV	2	90	0	1495	1.000.000
3105 **145U**	**Adequação de Instalações Gerais e de Suprimentos do Terminal Salineiro de Areia Branca (RN)**	26 784							**278.429**
3105 145U **0024**	Adequação de Instalações Gerais e de Suprimentos do Terminal Salineiro de Areia Branca (RN) - **No Estado do Rio Grande do Norte**								278.429
	Obra concluída (% de execução física): 1		I	4-INV	2	90	0	1495	278.429
3105 **14N0**	**Adequação de Instalações Gerais e de Suprimentos no Porto de Maceió (AL)**	26 784							**8.974.474**
3105 14N0 **0027**	Adequação de Instalações Gerais e de Suprimentos no Porto de Maceió (AL) - **No Estado de Alagoas**								8.974.474
	Projeto concluído (% de execução física): 12		I	4-INV	2	90	0	1495	8.974.474
3105 **14RC**	**Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos**	26 784							**108.797**
3105 14RC **0024**	Implantação do Programa de Conformidade do Gerenciamento de Resíduos Sólidos e Efluentes Líquidos nos Portos Marítimos - **No Estado do Rio Grande do Norte**								108.797
	Implantação realizada (% de execução física): 1		I	4-INV	2	90	0	1495	108.797
3105 **15V4**	**Substituição de Defensas do Porto de Maceió**	26 784							**10.000**
3105 15V4 **0027**	Substituição de Defensas do Porto de Maceió - **No Estado de Alagoas**								10.000
	Instalação atendida (% de execução física): 1		I	4-INV	2	90	0	1495	10.000
3105 **160U**	**Construção da Nova Sede no Porto de Maceió - AL**	26 784							**3.589.790**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68212 COMPANHIA DOCAS DO RIO GRANDE DO NORTE - CODERN

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
3105 160U **1795**	Construção da Nova Sede no Porto de Maceió - AL - **No Município de Maceió - AL** Obra executada (% de execução): 36		I	4-INV	2	90	0	1495	3.589.790 3.589.790
3105 **162V**	**Instalação de Usina Fotovoltaica**	26 784							**4.429.019**
3105 162V **1262**	Instalação de Usina Fotovoltaica - **No Município de Natal - RN** Usina fotovoltaica construída (% de execução): 55		I	4-INV	5	90	0	1495	4.429.019 4.429.019
3105 **162W**	**Reforma dos Armazéns 1 e 2**	26 784							**1.772.208**
3105 162W **1262**	Reforma dos Armazéns 1 e 2 - **No Município de Natal - RN** Obra executada (% de execução): 59		I	4-INV	5	90	0	1495	1.772.208 1.772.208
3105 **162X**	**Reforma dos Galpões 1 e 2**	26 784							**1.329.406**
3105 162X **1262**	Reforma dos Galpões 1 e 2 - **No Município de Natal - RN** Obra executada (% de execução): 53		I	4-INV	5	90	0	1495	1.329.406 1.329.406
3105 **164U**	**Aquisição de Defensas de Cais para o Porto de Natal (RN)**	26 784							**10.001.000**
3105 164U **0024**	Aquisição de Defensas de Cais para o Porto de Natal (RN) - **No Estado do Rio Grande do Norte** Defensa instalada (unidade): 33		I	4-INV	5	90	0	1495	10.001.000 10.001.000
3105 **165Y**	**Dragagem de Manutenção e Readequação do Canal de Acesso Aquaviário do Porto de Natal (RN)**	26 784							**120.010.000**
3105 165Y **0024**	Dragagem de Manutenção e Readequação do Canal de Acesso Aquaviário do Porto de Natal (RN) - **No Estado do Rio Grande do Norte** Dragagem concluída (m³): 1.908.825		I	4-INV	2	90	0	1495	120.010.000 120.010.000
3105 **168O**	**Construção de Dolfins de Proteção dos Pilares da Ponte Newton Navarro sobre o Rio Potengi/RN**	26 784							**26.000.000**
3105 168O **1262**	Construção de Dolfins de Proteção dos Pilares da Ponte Newton Navarro sobre o Rio Potengi/RN - **No Município de Natal - RN** Obra concluída (% de execução física): 100		I	4-INV	5	90	0	1495	26.000.000 26.000.000
3105 **169U**	**Dragagem de Aprofundamento do Canal de Acesso, Bacia de Evolução e Berços de Atracação do Porto de Maceió/AL**	26 784							**1.000.000**
3105 169U **1795**	Dragagem de Aprofundamento do Canal de Acesso, Bacia de Evolução e Berços de Atracação do Porto de Maceió/AL - **No Município de Maceió - AL** Dragagem concluída (m³): 1		I	4-INV	2	90	0	1495	1.000.000 1.000.000
Total									**189.984.651**

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68214 EMPRESA BRASILEIRA DE INFRAESTRUTURA AEROPORTUÁRIA - INFRAERO

Quadro Síntese

Código/Especificação		*VALOR*
Total		**502.272.892**
Programa		
0035	PROGRAMA DE GESTÃO E MANUTENÇÃO DAS EMPRESAS ESTATAIS FEDERAIS	11.698.079
3104	AVIAÇÃO CIVIL	490.574.813
Funcao		
26	TRANSPORTE	502.272.892
Subfuncao		
122	ADMINISTRAÇÃO GERAL	1.000.000
126	TECNOLOGIA DA INFORMAÇÃO	10.698.079
781	TRANSPORTE AÉREO	490.574.813
Despesas por Função/Subfunção		
26	TRANSPORTE	**502.272.892**
122	ADMINISTRAÇÃO GERAL	1.000.000
126	TECNOLOGIA DA INFORMAÇÃO	10.698.079
781	TRANSPORTE AÉREO	490.574.813
Fonte de Financiamento		
6.0.0.0.00.00	**Recursos de Capital - Orçamento de Investimento**	**502.272.892**
6.1.0.0.00.00	***Recursos Próprios***	***310.998.131***
6.1.1.0.00.00	Geração Própria	310.998.131
6.2.0.0.00.00	***Recursos para Aumento do Patrimônio Líquido***	***191.274.761***
6.2.1.0.00.00	Tesouro	191.274.761
6.2.1.1.00.00	*Direto*	*1.010.100*
6.2.1.3.00.00	*Saldos de Exercícios Anteriores*	*190.264.661*

Detalhamento da Ações

Valores em R$1,00.
Recursos de todas as fontes.

Poder Executivo

Órgão: 68000 MINISTÉRIO DE PORTOS E AEROPORTOS

Unidade: 68214 EMPRESA BRASILEIRA DE INFRAESTRUTURA AEROPORTUÁRIA - INFRAERO

Quadro dos Créditos Orçamentários

Programática	Programa/Ação/Localização/Produto	Funcional	Esf	GND	RP	Mod	IU	Fte	Valor
0035	**Programa de Gestão e Manutenção das Empresas Estatais Federais**								**11.698.079**
	Atividade								**11.698.079**
0035 **4102**	**Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos**	26 122							**1.000.000**
0035 4102 **0001**	Manutenção e Adequação de Bens Móveis, Veículos, Máquinas e Equipamentos - **Nacional**								1.000.000
			I	4-INV	2	90	0	1495	1.000.000
0035 **4103**	**Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento**	26 126							**10.698.079**
0035 4103 **0001**	Manutenção e Adequação de Ativos de Informática, Informação e Teleprocessamento - **Nacional**								10.698.079
			I	4-INV	2	90	0	1495	10.698.079
3104	**Aviação Civil**								**490.574.813**
	Projeto								**490.574.813**
3104 **10ZA**	**Adequação do Aeroporto Internacional de Confins - Tancredo Neves (MG)**	26 781							**10.100**
3104 10ZA **2539**	Adequação do Aeroporto Internacional de Confins - Tancredo Neves (MG) - **No Município de Confins - MG**								10.100
	Obra executada (% de execução física): 100		I	4-INV	2	90	0	1495	10.100
3104 **157L**	**Adequação da Infraestrutura Aeroportuária**	26 781							**1.000.000**
3104 157L **0001**	Adequação da Infraestrutura Aeroportuária - **Nacional**								1.000.000
	Aeroporto adequado (unidade): 10		I	4-INV	2	90	0	1495	1.000.000
3104 **160A**	**Adequação da Infraestrutura Aeroportuária da Aviação Regional administrados pela Infraero**	26 781							**211.824.695**
3104 160A **0001**	Adequação da Infraestrutura Aeroportuária da Aviação Regional administrados pela Infraero - **Nacional**								188.046.767
	Aeroporto adequado (unidade): 12		I	4-INV	2	90	0	1495	188.046.767
3104 160A **0101**	Adequação da Infraestrutura Aeroportuária da Aviação Regional administrados pela Infraero - **No Município de Ariquemes - RO**								22.677.928
	Aeroporto adequado (unidade): 1		I	4-INV	2	90	0	1495	22.677.928
3104 160A **3748**	Adequação da Infraestrutura Aeroportuária da Aviação Regional administrados pela Infraero - **No Município de Olímpia - SP**								1.100.000
	Aeroporto adequado (unidade): 1		I	4-INV	2	90	0	1495	1.100.000
3104 **1F54**	**Adequação do Aeroporto do Rio de Janeiro - Santos Dumont (RJ)**	26 781							**237.739.018**
3104 1F54 **0033**	Adequação do Aeroporto do Rio de Janeiro - Santos Dumont (RJ) - **No Estado do Rio de Janeiro**								237.739.018
	Obra concluída (% de execução física): 30		I	4-INV	5	90	0	1495	237.739.018
3104 **7H34**	**Adequação do Aeroporto Internacional de Campinas - Viracopos (SP)**	26 781							**40.000.000**
3104 7H34 **0035**	Adequação do Aeroporto Internacional de Campinas - Viracopos (SP) - **No Estado de São Paulo**								40.000.000
	Área preparada (unidade): 1		I	4-INV	2	90	0	1495	40.000.000
3104 **7J01**	**Adequação do Aeroporto Internacional do Rio de Janeiro/Galeão - Antonio Carlos Jobim (RJ)**	26 781							**1.000**
3104 7J01 **0033**	Adequação do Aeroporto Internacional do Rio de Janeiro/Galeão - Antonio Carlos Jobim (RJ) - **No Estado do Rio de Janeiro**								1.000
	Obra executada (% de execução física): 100		I	4-INV	2	90	0	1495	1.000
Total									**502.272.892**